UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23580

DIMENSIONAL ETF TRUST

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional ETF Trust,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Dimensional California Municipal Bond ETF
DFCA | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional California Municipal Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional California Municipal Bond ETF	$20	0.19%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.34% for the Fund and 7.18% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in California municipal markets. Term premiums were positive, with longer-duration California municipal bonds outperforming shorter-duration California municipal bonds.
Relative to the benchmark, the Fund’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration California municipal bonds underperformed longer-duration California municipal bonds.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (June 26, 2023 - October 31, 2024)
PAGE 1	DFA103124-DFCA

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (06/26/2023)
Dimensional California Municipal Bond ETF – NAV	6.34%	2.74%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	3.09%
S&P Intermediate Term California AMT-Free Municipal Bond Index	7.18%	2.80%
1	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$344,607
Number of Holdings	295
Net Advisory Fees Paid (Thousands)	$347
Portfolio Turnover Rate	36%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	28.8%
General	20.5%
School District	20.3%
Water	9.9%
Higher Education	6.1%
Power	5.8%
Medical	4.3%
Education	1.8%
Utilities	1.3%
Tobacco Settlement	0.5%
Airport	0.4%
Transportation	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	15.9%
1 to 3 Years	6.4%
3 to 5 Years	9.0%
5 to 10 Years	22.6%
Greater than 10 Years	46.1%
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFCA

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFCA

Dimensional Core Fixed Income ETF
DFCF | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Core Fixed Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Core Fixed Income ETF	$18	0.17%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 10.83% for the Fund and 10.55% for the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
• Underweight to short-term bonds and overweight to intermediate-term bonds contributed positively to relative performance during a period when intermediate-term bonds outperformed short-term bonds.
• Overweight to corporate bonds contributed positively as corporate bonds outperformed government bonds.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 15, 2021 - October 31, 2024)
PAGE 1	DFA103124-DFCF

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/15/2021)
Dimensional Core Fixed Income ETF – NAV	10.83%	-2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	-2.08%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$5,731,916
Number of Holdings	1,679
Net Advisory Fees Paid (Thousands)	$7,290
Portfolio Turnover Rate	42%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Treasury Obligation	37.3%
U.S. Government Agency Mortgages	21.1%
Financials	16.3%
Energy	5.2%
Health Care	2.9%
Consumer Staples	2.7%
Information Technology	2.6%
Communication Services	2.4%
Utilities	2.1%
Industrials	2.1%
Real Estate	2.0%
Consumer Discretionary	1.9%
Materials	1.1%
Sovereign Bond	0.3%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	17.9%
1 to 3 Years	12.9%
3 to 5 Years	10.6%
5 to 10 Years	20.2%
Greater than 10 Years	38.4%
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFCF

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFCF

Dimensional Emerging Core Equity Market ETF
DFAE | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Emerging Core Equity Market ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Core Equity Market ETF	$39	0.35%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 24.86% for the Fund and 25.09% for the MSCI Emerging Markets IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (December 1, 2020 - October 31, 2024)
PAGE 1	DFA103124-DFAE

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (12/01/2020)
Dimensional Emerging Core Equity Market ETF – NAV	24.86%	3.30%
MSCI Emerging Markets IMI Index (net div.)	25.09%	1.24%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$4,818,131
Number of Holdings	5,924
Net Advisory Fees Paid (Thousands)	$13,742
Portfolio Turnover Rate	7%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	8.5%
Tencent Holdings, Ltd.	3.6%
Samsung Electronics Co., Ltd.	2.2%
Alibaba Group Holding, Ltd.	1.9%
China Construction Bank Corp.	0.9%
Reliance Industries, Ltd.	1.0%
Meituan	1.0%
Infosys, Ltd.	0.9%
ICICI Bank, Ltd.	0.9%
Hon Hai Precision Industry Co., Ltd.	0.8%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
China	25.6%
India	21.1%
Taiwan	19.9%
Korea, Republic of	10.0%
Brazil	3.9%
Saudi Arabia	3.8%
South Africa	2.9%
Mexico	1.6%
Indonesia	1.8%
Thailand	1.8%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Joel Schneider was added as a portfolio manager to the Fund.
• Allen Pu no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFAE

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFAE

Dimensional Emerging Markets Core Equity 2 ETF
DFEM | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Emerging Markets Core Equity 2 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Core Equity 2 ETF	$44	0.39%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 24.19% for the Fund and 25.09% for the MSCI Emerging Markets IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (April 26, 2022 - October 31, 2024)
PAGE 1	DFA103124-DFEM

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (04/26/2022)
Dimensional Emerging Markets Core Equity 2 ETF – NAV	24.19%	5.88%
MSCI Emerging Markets IMI Index (net div.)	25.09%	5.83%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$4,342,396
Number of Holdings	6,338
Net Advisory Fees Paid (Thousands)	$11,330
Portfolio Turnover Rate	13%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3%
Tencent Holdings, Ltd.	3.1%
Samsung Electronics Co., Ltd.	1.8%
Alibaba Group Holding, Ltd.	1.3%
China Construction Bank Corp.	1.0%
Infosys, Ltd.	0.9%
ICICI Bank, Ltd.	0.8%
Ping An Insurance Group Co. of China, Ltd.	0.7%
Reliance Industries, Ltd.	0.7%
Petroleo Brasileiro SA	0.7%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
India	21.9%
China	24.7%
Taiwan	19.9%
Korea, Republic of	10.0%
Saudi Arabia	3.8%
South Africa	2.9%
Brazil	3.9%
Mexico	1.4%
United Arab Emirates	1.3%
Indonesia	1.7%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFEM

Dimensional Emerging Markets High Profitability ETF
DEHP | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Emerging Markets High Profitability ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets High Profitability ETF	$45	0.41%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 19.86% for the Fund and 25.32% for the MSCI Emerging Markets Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks underperformed growth stocks, and high profitability stocks outperformed low profitability stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on high profitability stocks with lower relative prices detracted.
• Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (April 26, 2022 - October 31, 2024)
PAGE 1	DFA103124-DEHP

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (04/26/2022)
Dimensional Emerging Markets High Profitability ETF – NAV	19.86%	3.58%
MSCI Emerging Markets Index (net div.)	25.32%	5.50%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$206,371
Number of Holdings	714
Net Advisory Fees Paid (Thousands)	$605
Portfolio Turnover Rate	37%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
Tencent Holdings, Ltd.	5.3%
PDD Holdings, Inc.	2.6%
Infosys, Ltd.	2.1%
Samsung Electronics Co., Ltd.	2.1%
SK Hynix, Inc.	1.9%
Petroleo Brasileiro SA	1.8%
Kuaishou Technology	1.4%
Bharti Airtel, Ltd.	1.4%
ANTA Sports Products, Ltd.	1.4%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
China	26.6%
Taiwan	20.2%
India	19.6%
Korea, Republic of	10.3%
Saudi Arabia	3.5%
Brazil	3.3%
South Africa	3.3%
Malaysia	1.6%
Mexico	1.7%
Indonesia	1.7%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Mary Phillips was added as a portfolio manager to the Fund.
• Allen Pu no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DEHP

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DEHP

Dimensional Emerging Markets Sustainability Core 1 ETF
DFSE | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Emerging Markets Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Sustainability Core 1 ETF	$46	0.41%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 24.21% for the Fund and 25.09% for the MSCI Emerging Markets IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Sustainability screens detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2022 - October 31, 2024)
PAGE 1	DFA103124-DFSE

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/01/2022)
Dimensional Emerging Markets Sustainability Core 1 ETF – NAV	24.21%	18.23%
MSCI Emerging Markets IMI Index (net div.)	25.09%	16.94%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$315,527
Number of Holdings	4,216
Net Advisory Fees Paid (Thousands)	$698
Portfolio Turnover Rate	11%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Tencent Holdings, Ltd.	3.3%
Samsung Electronics Co., Ltd.	1.7%
Alibaba Group Holding, Ltd.	1.5%
Infosys, Ltd.	1.2%
China Construction Bank Corp.	0.8%
PDD Holdings, Inc.	0.8%
Hon Hai Precision Industry Co., Ltd.	0.7%
ICICI Bank, Ltd.	0.7%
Lenovo Group, Ltd.	0.6%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
China	25.9%
Taiwan	21.1%
India	20.0%
Korea, Republic of	12.0%
Saudi Arabia	3.4%
Brazil	3.9%
South Africa	2.5%
Mexico	1.7%
United Arab Emirates	1.7%
Malaysia	1.3%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFSE

Dimensional Emerging Markets Value ETF
DFEV | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Emerging Markets Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value ETF	$48	0.43%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 25.09% for the Fund and 22.58% for the MSCI Emerging Markets Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap value stocks outperformed large cap value stocks. High profitability stocks outperformed low profitability stocks within large caps and small caps.
  Relative to the benchmark, the Fund’s:
• Focus on small value stocks contributed.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (April 26, 2022 - October 31, 2024)
PAGE 1	DFA103124-DFEV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (04/26/2022)
Dimensional Emerging Markets Value ETF – NAV	25.09%	7.58%
MSCI Emerging Markets Index (net div.)[1]	25.32%	5.50%
MSCI Emerging Markets Value Index (net div.)	22.58%	6.66%
1	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$776,803
Number of Holdings	2,908
Net Advisory Fees Paid (Thousands)	$2,114
Portfolio Turnover Rate	23%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Reliance Industries, Ltd.	3.1%
China Construction Bank Corp.	2.6%
Hon Hai Precision Industry Co., Ltd.	2.6%
Alibaba Group Holding, Ltd.	2.1%
Petroleo Brasileiro SA	1.7%
SK Hynix, Inc.	1.7%
Axis Bank, Ltd.	1.5%
Ping An Insurance Group Co. of China, Ltd.	1.4%
Bank of China, Ltd.	1.2%
Industrial & Commercial Bank of China, Ltd.	1.0%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
China	26.2%
India	20.0%
Taiwan	19.9%
Korea, Republic of	10.6%
Brazil	3.9%
Saudi Arabia	3.4%
South Africa	2.8%
Mexico	1.6%
Thailand	1.6%
United Arab Emirates	1.3%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Mary Phillips was added as a portfolio manager to the Fund.
• Allen Pu no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFEV

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFEV

Dimensional Global Core Plus Fixed Income ETF
DFGP | NASDAQ/NMS (GLOBAL MARKET)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Global Core Plus Fixed Income ETF (the “Fund”) for the period of November 7, 2023 (date of the Fund’s inception) to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Core Plus Fixed Income ETF	$23	0.22%1,2,[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
3	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
Since inception on November 7, 2023, through October 31, 2024, total returns were 10.54% for the Fund and 8.22% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets during the period. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
  Relative to the benchmark, the Fund’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Inclusion of BB rated corporate bonds also contributed positively to relative performance as BB rated corporate bonds outperformed higher-rated corporate bonds.
• Overweight to intermediate-term bonds denominated in the euro and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter-term bonds.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DFGP

VALUE OF A $10,000 INVESTMENT (November 7, 2023 (date of the Fund’s inception) - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

Since Inception (11/07/2023)
Dimensional Global Core Plus Fixed Income ETF – NAV	10.54%
Bloomberg Global Aggregate Bond Index (hedged to USD)	8.22%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,068,205
Number of Holdings	1,087
Net Advisory Fees Paid (Thousands)	$995
Portfolio Turnover Rate	15%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	33.8%
Sovereign Bond	11.9%
Energy	9.5%
U.S. Government Agency Mortgages	8.8%
U.S. Treasury Obligation	5.9%
Consumer Discretionary	5.5%
Real Estate	5.1%
Consumer Staples	3.6%
Communication Services	3.3%
Health Care	3.2%
Industrials	2.7%
Information Technology	2.7%
Materials	2.1%
Utilities	1.9%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	15.1%
1 to 3 Years	9.6%
3 to 5 Years	3.4%
5 to 10 Years	26.0%
Greater than 10 Years	45.9%
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
PAGE 2	DFA103124-DFGP

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFGP

Dimensional Global Credit ETF
DGCB | NASDAQ/NMS (GLOBAL MARKET)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Global Credit ETF (the “Fund”) for the period of November 7, 2023 (date of the Fund’s inception) to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Credit ETF	$21	0.20%1,2,[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
3	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
Since inception on November 7, 2023, through October 31, 2024, total returns were 10.49% for the Fund and 9.98% for the Bloomberg Global Aggregate Credit Bond Index (hedged to USD), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as lower-rated corporate bonds outperformed higher-rated government and corporate bonds.
  Relative to the benchmark, the Fund’s:
• Overweight to BBB rated corporate bonds contributed positively to relative performance as BBB rated corporate bonds outperformed AAA and AA rated bonds.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 7, 2023 (date of the Fund’s inception) - October 31, 2024)
PAGE 1	DFA103124-DGCB

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

Since Inception (11/07/2023)
Dimensional Global Credit ETF – NAV	10.49%
Bloomberg Global Aggregate Bond Index (hedged to USD)	8.22%
Bloomberg Global Aggregate Credit Bond Index (hedged to USD)	9.98%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$448,856
Number of Holdings	878
Net Advisory Fees Paid (Thousands)	$314
Portfolio Turnover Rate	17%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	36.2%
Energy	12.3%
Industrials	6.8%
Utilities	6.0%
Health Care	5.7%
Communication Services	5.2%
Consumer Discretionary	5.0%
Real Estate	4.8%
Information Technology	4.2%
Consumer Staples	4.0%
Materials	3.9%
U.S. Treasury Obligation	3.5%
Sovereign Bond	2.4%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	10.9%
1 to 3 Years	15.0%
3 to 5 Years	3.9%
5 to 10 Years	27.0%
Greater than 10 Years	43.2%
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DGCB

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DGCB

Dimensional Global ex US Core Fixed Income ETF
DFGX | NASDAQ/NMS (GLOBAL MARKET)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Global ex US Core Fixed Income ETF (the “Fund”) for the period of November 7, 2023 (date of the Fund’s inception) to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global ex US Core Fixed Income ETF	$21	0.20%1,2,[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
3	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
Since inception on November 7, 2023, through October 31, 2024, total returns were 8.49% for the Fund and 8.21% for the Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Exclusion of bonds denominated in the Chinese yuan detracted from relative performance as these bonds outperformed other global bonds during the period.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DFGX

VALUE OF A $10,000 INVESTMENT (November 7, 2023 (date of the Fund’s inception) - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

Since Inception (11/07/2023)
Dimensional Global ex US Core Fixed Income ETF – NAV	8.49%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)	8.21%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$590,071
Number of Holdings	477
Net Advisory Fees Paid (Thousands)	$409
Portfolio Turnover Rate	48%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	46.5%
Sovereign Bond	15.5%
Consumer Discretionary	6.1%
Industrials	6.1%
Communication Services	4.6%
Utilities	4.2%
Energy	3.8%
Consumer Staples	3.5%
Real Estate	3.2%
Materials	2.6%
Health Care	2.5%
U.S. Treasury Obligation	0.7%
Information Technology	0.7%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	17.1%
1 to 3 Years	2.3%
3 to 5 Years	5.8%
5 to 10 Years	28.9%
Greater than 10 Years	45.9%
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
PAGE 2	DFA103124-DFGX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFGX

Dimensional Global Real Estate ETF
DFGR | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Global Real Estate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Real Estate ETF	$25	0.22%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 30.95% for the Fund and 30.66% for the S&P Global REIT Index (net dividends) the Fund’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Publicly traded global real estate investment trusts (REITs) had positive returns for the period. The U.S. REIT market had positive performance for the period as measured by the Dow Jones US Select REIT indices and outperformed non-U.S. REITs as measured by the S&P Global ex US REIT indices.
Relative to the benchmark, the Fund’s:
• Inclusion of specialized REITs, particularly Tower REITs, detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (December 6, 2022 - October 31, 2024)
PAGE 1	DFA103124-DFGR

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (12/06/2022)
Dimensional Global Real Estate ETF – NAV	30.95%	8.41%
MSCI All Country World IMI Index (net div.)[1]	32.33%	18.04%
S&P Global REIT Index (net div.)[2]	30.66%	8.56%
1	The Fund has added this index in response to new regulatory requirements.
2	Copyright® 2024 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,093,433
Number of Holdings	457
Net Advisory Fees Paid (Thousands)	$3,109
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Prologis, Inc.	5.8%
American Tower Corp.	5.6%
Equinix, Inc.	4.8%
Welltower, Inc.	4.6%
Digital Realty Trust, Inc.	3.3%
Simon Property Group, Inc.	3.1%
Public Storage	2.9%
Realty Income Corp.	2.9%
Crown Castle, Inc.	2.4%
Goodman Group	2.3%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
United States	75.6%
Australia	6.1%
Japan	4.7%
United Kingdom	3.8%
Singapore	2.6%
France	1.6%
Canada	1.1%
Belgium	0.9%
Hong Kong	0.8%
South Africa	0.6%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFGR

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFGR

Dimensional Global Sustainability Fixed Income ETF
DFSB | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Global Sustainability Fixed Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Sustainability Fixed Income ETF	$25	0.24%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 11.76% for the Fund and 9.92% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Overweight to intermediate-term bonds denominated in the euro and US dollar contributed positively to relative performance during a period when these intermediate-term bonds outperformed shorter-term bonds.
• Underweight to bonds denominated in Japanese yen during the beginning to the middle of the period contributed positively to relative performance as these bonds underperformed other global developed market bonds.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DFSB

VALUE OF A $10,000 INVESTMENT (November 15, 2022 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/15/2022)
Dimensional Global Sustainability Fixed Income ETF – NAV[1]	11.76%	6.13%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	5.04%
1	The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$371,978
Number of Holdings	600
Net Advisory Fees Paid (Thousands)	$590
Portfolio Turnover Rate	27%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	41.3%
Sovereign Bond	17.4%
U.S. Government Agency Mortgages	8.7%
U.S. Treasury Obligation	7.0%
Information Technology	5.5%
Consumer Discretionary	4.4%
Health Care	4.1%
Communication Services	3.7%
Industrials	3.5%
Real Estate	2.0%
Energy	1.2%
Consumer Staples	0.8%
Materials	0.2%
Utilities	0.2%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	16.8%
1 to 3 Years	10.5%
3 to 5 Years	11.0%
5 to 10 Years	13.6%
Greater than 10 Years	48.1%
PAGE 2	DFA103124-DFSB

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFSB

Dimensional Inflation-Protected Securities ETF
DFIP | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Inflation-Protected Securities ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Inflation-Protected Securities ETF	$11	0.11%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 8.79% for the Fund and 8.61% for the Bloomberg U.S. TIPS Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Real yields decreased in the US markets. Real term premiums were positive, with longer-term TIPS outperforming shorter-term TIPS.
Relative to the benchmark, the Fund’s:
• Underweight to TIPS with maturities shorter than four-years and overweight TIPS in the 15- to 20-year maturity range contributed positively to relative performance.
• Underweight to TIPS with maturities longer than 20-years detracted from relative performance.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 15, 2021 - October 31, 2024)
PAGE 1	DFA103124-DFIP

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/15/2021)
Dimensional Inflation-Protected Securities ETF – NAV	8.79%	-2.18%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-2.08%
Bloomberg U.S. TIPS Index	8.61%	-2.03%
1	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$788,901
Number of Holdings	18
Net Advisory Fees Paid (Thousands)	$484
Portfolio Turnover Rate	11%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Treasury Obligation	100.0%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
3 to 5 Years	26.2%
5 to 10 Years	57.9%
Greater than 10 Years	15.9%
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFIP

Dimensional International Core Equity 2 ETF
DFIC | CBOE
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional International Core Equity 2 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity 2 ETF	$26	0.23%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 22.56% for the Fund and 23.81% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on high profitability stocks detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (March 23, 2022 - October 31, 2024)
PAGE 1	DFA103124-DFIC

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (03/23/2022)
Dimensional International Core Equity 2 ETF – NAV	22.56%	5.10%
MSCI World ex USA IMI Index (net div.)	23.81%	4.80%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$6,939,704
Number of Holdings	4,173
Net Advisory Fees Paid (Thousands)	$11,875
Portfolio Turnover Rate	11%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Shell PLC	1.2%
Novo Nordisk A/S	1.0%
Novartis AG	1.0%
TotalEnergies SE	0.9%
Toyota Motor Corp.	0.8%
Royal Bank of Canada	0.7%
ASML Holding NV	0.7%
Nestle SA	0.7%
Deutsche Telekom AG	0.6%
Roche Holding AG	0.6%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	23.0%
United Kingdom	12.8%
Canada	11.5%
Switzerland	8.0%
France	7.6%
Germany	7.6%
Australia	6.4%
Netherlands	3.4%
Denmark	3.0%
Italy	3.0%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFIC

Dimensional International Core Equity Market ETF
DFAI | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional International Core Equity Market ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity Market ETF	$20	0.18%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 23.31% for the Fund and 23.81% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on high profitability stocks detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 17, 2020 - October 31, 2024)
PAGE 1	DFA103124-DFAI

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/17/2020)
Dimensional International Core Equity Market ETF – NAV	23.31%	7.36%
MSCI World ex USA IMI Index (net div.)	23.81%	6.19%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$7,113,627
Number of Holdings	3,880
Net Advisory Fees Paid (Thousands)	$10,524
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Novo Nordisk A/S	1.6%
Shell PLC	1.2%
Novartis AG	1.2%
ASML Holding NV	1.1%
Roche Holding AG	1.2%
Nestle SA	1.1%
SAP SE	0.9%
Toyota Motor Corp.	0.9%
AstraZeneca PLC	0.9%
TotalEnergies SE	0.9%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	22.9%
United Kingdom	12.7%
Canada	11.3%
France	8.8%
Switzerland	8.4%
Germany	7.6%
Australia	6.8%
Netherlands	3.5%
Denmark	3.0%
Sweden	3.0%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Joel Schneider was added as a portfolio manager to the Fund.
• Allen Pu no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFAI

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFAI

Dimensional International High Profitability ETF
DIHP | CBOE
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional International High Profitability ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International High Profitability ETF	$31	0.28%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 18.97% for the Fund and 23.84% for the MSCI World ex USA Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Fund’s:
• Focus on high profitability stocks detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (March 23, 2022 - October 31, 2024)
PAGE 1	DFA103124-DIHP

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (03/23/2022)
Dimensional International High Profitability ETF – NAV	18.97%	3.98%
MSCI World ex USA Index (net div.)	23.84%	5.50%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,775,686
Number of Holdings	480
Net Advisory Fees Paid (Thousands)	$5,292
Portfolio Turnover Rate	17%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Roche Holding AG	3.3%
LVMH Moet Hennessy Louis Vuitton SE	2.7%
ASML Holding NV	2.5%
TotalEnergies SE	2.4%
Novo Nordisk A/S	2.3%
Nestle SA	2.3%
Unilever PLC	2.1%
BHP Group, Ltd.	1.9%
Sony Group Corp.	1.6%
AstraZeneca PLC	1.5%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	22.9%
United Kingdom	13.8%
Canada	10.4%
France	9.6%
Switzerland	8.7%
Germany	7.2%
Australia	6.8%
Netherlands	3.8%
Sweden	2.9%
Denmark	2.8%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DIHP

Dimensional International Small Cap ETF
DFIS | CBOE
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional International Small Cap ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap ETF	$44	0.39%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 24.29% for the Fund and 23.60% for the MSCI World ex USA Small Cap Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Fund’s:
• Exclusion of low profitability growth stocks contributed.
• Exclusion of REITs contributed.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (March 23, 2022 - October 31, 2024)
PAGE 1	DFA103124-DFIS

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (03/23/2022)
Dimensional International Small Cap ETF – NAV	24.29%	2.55%
MSCI World ex USA Index (net div.)[1]	23.84%	5.50%
MSCI World ex USA Small Cap Index (net div.)	23.60%	0.63%
1	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,089,515
Number of Holdings	3,437
Net Advisory Fees Paid (Thousands)	$5,154
Portfolio Turnover Rate	17%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
GEA Group AG	0.5%
LEG Immobilien SE	0.4%
Belimo Holding AG	0.4%
BPER Banca SPA	0.4%
Celestica, Inc.	0.4%
BAWAG Group AG	0.4%
Unipol Gruppo SpA	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Georg Fischer AG	0.3%
Whitecap Resources, Inc.	0.3%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	23.3%
United Kingdom	13.1%
Canada	11.9%
Switzerland	7.4%
Australia	7.1%
Germany	6.3%
France	5.2%
Italy	4.6%
Sweden	3.1%
Finland	2.8%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFIS

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFIS

Dimensional International Small Cap Value ETF
DISV | CBOE
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional International Small Cap Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap Value ETF	$47	0.42%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 23.15% for the Fund and 22.18% for the MSCI World ex USA Small Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Fund’s:
• Focus on value stocks contributed, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which underperformed.
• Exclusion of REITs also contributed.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (March 23, 2022 - October 31, 2024)
PAGE 1	DFA103124-DISV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (03/23/2022)
Dimensional International Small Cap Value ETF – NAV	23.15%	6.10%
MSCI World ex USA Index (net div.)[1]	23.84%	5.50%
MSCI World ex USA Small Value Index (net div.)	22.18%	2.75%
1	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,133,328
Number of Holdings	1,442
Net Advisory Fees Paid (Thousands)	$7,058
Portfolio Turnover Rate	14%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
BPER Banca SPA	1.1%
Swiss Prime Site AG	0.8%
Marks & Spencer Group PLC	0.8%
Banca Monte dei Paschi di Siena SpA	0.8%
Bellway PLC	0.8%
Eldorado Gold Corp.	0.7%
Whitecap Resources, Inc.	0.7%
Adecco Group AG	0.7%
Vistry Group PLC	0.7%
Bankinter SA	0.7%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	24.0%
United Kingdom	15.1%
Canada	10.9%
Australia	7.7%
Switzerland	6.8%
Italy	5.7%
Germany	5.0%
France	4.5%
Sweden	3.2%
United States	0.1%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DISV

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DISV

Dimensional International Sustainability Core 1 ETF
DFSI | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional International Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Sustainability Core 1 ETF	$27	0.24%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 25.73% for the Fund and 23.81% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks.
Relative to the benchmark, the Fund’s:
• Sustainability considerations contributed.
• Emphasis on high profitability stocks detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2022 - October 31, 2024)
PAGE 1	DFA103124-DFSI

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/01/2022)
Dimensional International Sustainability Core 1 ETF – NAV	25.73%	18.26%
MSCI World ex USA IMI Index (net div.)	23.81%	17.09%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$530,161
Number of Holdings	2,961
Net Advisory Fees Paid (Thousands)	$794
Portfolio Turnover Rate	11%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Novo Nordisk A/S	2.0%
ASML Holding NV	1.3%
Unilever PLC	1.1%
Novartis AG	1.1%
Roche Holding AG	1.1%
AstraZeneca PLC	1.0%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
Toyota Motor Corp.	0.8%
Recruit Holdings Co., Ltd.	0.8%
Royal Bank of Canada	0.8%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	21.3%
United Kingdom	13.1%
Canada	10.2%
Switzerland	8.2%
France	8.0%
Germany	7.7%
Australia	5.9%
Netherlands	5.0%
Denmark	3.9%
Sweden	4.0%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFSI

Dimensional International Value ETF
DFIV | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional International Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Value ETF	$30	0.27%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 22.71% for the Fund and 23.93% for the MSCI World ex USA Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with higher profitability detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFIV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional International Value ETF – NAV[1]	22.71%	8.39%	5.33%
MSCI World ex USA Index (net div.)[2]	23.84%	6.55%	5.30%
MSCI World ex USA Value Index (net div.)	23.93%	6.83%	4.45%
1	The Fund has adopted the performance of the Tax-Managed DFA International Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on September 10, 2021. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on September 13, 2021.
2	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$7,853,790
Number of Holdings	529
Net Advisory Fees Paid (Thousands)	$17,681
Portfolio Turnover Rate	16%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Shell PLC	4.4%
TotalEnergies SE	2.6%
Novartis AG	2.0%
HSBC Holdings PLC	1.6%
Zurich Insurance Group AG	1.4%
Toyota Motor Corp.	1.3%
Mitsubishi UFJ Financial Group, Inc.	1.3%
Banco Santander SA	1.2%
Toronto-Dominion Bank (The)	1.3%
Cie de Saint-Gobain SA	1.3%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	21.0%
United Kingdom	13.3%
Canada	10.9%
France	10.3%
Switzerland	9.8%
Germany	6.9%
Australia	6.6%
Netherlands	4.3%
Denmark	3.1%
Sweden	2.6%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFIV

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFIV

Dimensional National Municipal Bond ETF
DFNM | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional National Municipal Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional National Municipal Bond ETF	$18	0.17%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.41% for the Fund and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
• Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Fund’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 15, 2021 - October 31, 2024)
PAGE 1	DFA103124-DFNM

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/15/2021)
Dimensional National Municipal Bond ETF – NAV	6.41%	0.39%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	-0.35%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	0.14%
1	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,381,242
Number of Holdings	994
Net Advisory Fees Paid (Thousands)	$1,873
Portfolio Turnover Rate	15%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	46.0%
School District	17.3%
General	7.8%
Water	5.0%
Power	4.3%
Medical	4.2%
Education	3.8%
Transportation	3.8%
Higher Education	3.5%
Utilities	2.7%
Airport	1.1%
Development	0.2%
Other	0.2%
Energy	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	14.4%
1 to 3 Years	21.8%
3 to 5 Years	15.6%
5 to 10 Years	14.7%
Greater than 10 Years	33.5%
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFNM

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFNM

Dimensional Short-Duration Fixed Income ETF
DFSD | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Short-Duration Fixed Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Short-Duration Fixed Income ETF	$17	0.16%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 7.10% for the Portfolio and 6.96% for the ICE BofA 1-5 Year US Corporate & Government Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-duration securities outperforming shorter-duration securities.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 15, 2021 - October 31, 2024)
PAGE 1	DFA103124-DFSD

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/15/2021)
Dimensional Short-Duration Fixed Income ETF – NAV	7.10%	1.29%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-2.08%
ICE BofA 1-5 Year US Corporate & Government Index[2]	6.96%	0.84%
1	The Fund has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,562,821
Number of Holdings	1,176
Net Advisory Fees Paid (Thousands)	$3,697
Portfolio Turnover Rate	43%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	49.0%
U.S. Treasury Obligation	8.8%
Health Care	6.8%
Consumer Discretionary	6.0%
Energy	5.4%
Real Estate	5.2%
Industrials	4.6%
Utilities	3.5%
Information Technology	3.2%
Consumer Staples	2.6%
Communication Services	1.9%
Sovereign Bond	1.6%
Materials	1.4%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	29.4%
1 to 3 Years	16.3%
3 to 5 Years	54.3%
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFSD

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFSD

Dimensional U.S. Core Equity 2 ETF
DFAC | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Core Equity 2 ETF	$20	0.17%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 35.83% for the Fund and 37.86% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks.  Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFAC

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional U.S. Core Equity 2 ETF – NAV[1]	35.83%	13.96%	11.25%
Russell 3000® Index	37.86%	14.60%	12.44%
1	The Fund has adopted the performance of the T.A. U.S. Core Equity 2 Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$31,334,738
Number of Holdings	2,672
Net Advisory Fees Paid (Thousands)	$43,331
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	5.2%
Apple, Inc.	5.1%
Microsoft Corp.	4.6%
Meta Platforms, Inc.	2.2%
Alphabet, Inc.	2.1%
Amazon.com, Inc.	1.8%
Eli Lilly & Co.	1.1%
JPMorgan Chase & Co.	1.1%
Exxon Mobil Corp.	1.0%
Berkshire Hathaway, Inc.	1.0%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Information Technology	24.4%
Financials	16.4%
Industrials	13.7%
Health Care	11.0%
Consumer Discretionary	9.9%
Communication Services	7.1%
Consumer Staples	5.8%
Energy	5.1%
Materials	4.1%
Utilities	2.1%
Real Estate	0.4%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFAC

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFAC

Dimensional U.S. Equity Market ETF (formerly Dimensional U.S. Equity ETF)
DFUS | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional U.S. Equity Market ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Equity Market ETF	$11	0.09%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 37.87% for the Fund and 37.86% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S equities and U.S. REITs had positive returns for the period. As measured by the Dow Jones US Select REIT Index, U.S. REITs underperformed U.S. equities as measured by the Russell indices.
Relative to the benchmark, the Fund’s:
• Exclusion of REITs contributed.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFUS

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional U.S. Equity Market ETF – NAV[1]	37.87%	15.20%	12.70%
Russell 3000® Index	37.86%	14.60%	12.44%
1	The Fund has adopted the performance of the Tax-Managed U.S. Equity Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$11,330,976
Number of Holdings	2,510
Net Advisory Fees Paid (Thousands)	$7,234
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.2%
NVIDIA Corp.	6.2%
Microsoft Corp.	5.4%
Alphabet, Inc.	3.5%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.6%
Tesla, Inc.	1.4%
Broadcom, Inc.	1.4%
Eli Lilly & Co.	1.3%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Information Technology	30.0%
Financials	14.4%
Health Care	11.4%
Consumer Discretionary	10.6%
Industrials	10.0%
Communication Services	8.9%
Consumer Staples	5.7%
Energy	3.6%
Materials	2.7%
Utilities	2.5%
Real Estate	0.2%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024:
• Joel Schneider was added as a portfolio manager to the Fund.
• John Hertzer and Mary Phillips no longer serve as portfolio managers to the Fund.
Effective September 13, 2024, the Fund changed its name to the Dimensional U.S. Equity Market ETF.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFUS

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFUS

Dimensional US Marketwide Value ETF
DFUV | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional US Marketwide Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Marketwide Value ETF	$24	0.21%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 29.62% for the Fund and 31.02% for the Russell 3000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Fund’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Exclusion of highly regulated utilities detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFUV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional US Marketwide Value ETF – NAV[1]	29.62%	9.89%	8.95%
Russell 3000® Index[2]	37.86%	14.60%	12.44%
Russell 3000® Value Index	31.02%	10.04%	8.77%
1	The Fund has adopted the performance of the Tax-Managed U.S. Marketwide Value Portfolio II (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on May 6, 2022. The returns shown for periods ending on or prior to May 6, 2022 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on May 9, 2022.
2	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$11,231,905
Number of Holdings	1,335
Net Advisory Fees Paid (Thousands)	$20,482
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.6%
Exxon Mobil Corp.	3.8%
Berkshire Hathaway, Inc.	3.2%
Chevron Corp.	2.0%
Comcast Corp.	1.5%
Cisco Systems, Inc.	1.5%
Bank of America Corp.	1.4%
Verizon Communications, Inc.	1.3%
AT&T, Inc.	1.2%
Abbott Laboratories	1.2%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Financials	25.6%
Industrials	14.6%
Health Care	13.0%
Energy	12.6%
Information Technology	9.7%
Communication Services	7.1%
Materials	6.7%
Consumer Discretionary	5.6%
Consumer Staples	4.3%
Real Estate	0.6%
Utilities	0.2%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFUV

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFUV

Dimensional U.S. Small Cap ETF
DFAS | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional U.S. Small Cap ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Small Cap ETF	$31	0.27%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 30.55% for the Fund and 34.07% for the Russell 2000® Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Fund’s:
• Focus on small cap stocks detracted, as the index held several holdings that were larger than our small cap definition, which outperformed.
• Exclusion of stocks with high asset growth detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFAS

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional U.S. Small Cap ETF – NAV[1]	30.55%	10.73%	8.62%
Russell 3000® Index[2]	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
1	The Fund has adopted the performance of the Tax-Managed U.S. Small Cap Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.
2	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$8,863,482
Number of Holdings	2,039
Net Advisory Fees Paid (Thousands)	$19,465
Portfolio Turnover Rate	8%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Sprouts Farmers Market, Inc.	0.4%
Allison Transmission Holdings, Inc.	0.3%
Cadence Bank	0.3%
UFP Industries, Inc.	0.3%
Mueller Industries, Inc.	0.3%
RLI Corp.	0.3%
Fabrinet	0.3%
Abercrombie & Fitch Co.	0.3%
Wintrust Financial Corp.	0.3%
Taylor Morrison Home Corp.	0.3%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Financials	21.4%
Industrials	20.8%
Consumer Discretionary	14.3%
Information Technology	12.0%
Health Care	9.9%
Materials	6.5%
Energy	5.1%
Consumer Staples	3.9%
Communication Services	2.8%
Utilities	2.7%
Real Estate	0.6%
Excludes short-term investments and collateral for loaned securities.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFAS

Dimensional U.S. Targeted Value ETF
DFAT | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional U.S. Targeted Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Targeted Value ETF	$32	0.28%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 28.36% for the Fund and 31.77% for the Russell 2000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large and mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Fund’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Emphasis on higher profitability stocks detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFAT

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional U.S. Targeted Value ETF – NAV[1]	28.36%	12.04%	8.63%
Russell 3000® Index[2]	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%
1	The Fund has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.
2	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$10,460,693
Number of Holdings	1,511
Net Advisory Fees Paid (Thousands)	$26,215
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Expand Energy Corp.	1.1%
Unum Group	0.7%
TD SYNNEX Corp.	0.6%
Jackson Financial, Inc.	0.6%
Taylor Morrison Home Corp.	0.6%
WESCO International, Inc.	0.5%
Lithia Motors, Inc.	0.5%
United States Steel Corp.	0.5%
Comerica, Inc.	0.5%
Commercial Metals Co.	0.5%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Financials	29.9%
Industrials	16.7%
Consumer Discretionary	14.0%
Energy	10.0%
Information Technology	7.2%
Materials	7.2%
Health Care	5.2%
Consumer Staples	4.9%
Communication Services	3.3%
Real Estate	1.3%
Utilities	0.3%
Excludes short-term investments and collateral for loaned securities.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFAT

Dimensional Ultrashort Fixed Income ETF
DUSB | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Ultrashort Fixed Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Ultrashort Fixed Income ETF	$15	0.15%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.14% for the Fund and 5.39% for the ICE BofA US 3-Month Treasury Bill Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the U.S. Term premiums were positive, with longer-term securities outperforming shorter-term securities.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
• Allocation to securities with maturities longer than three-months contributed positively to relative performance as longer-term securities outperformed shorter-term securities.
• Inclusion of corporate bonds contributed positively to relative performance as corporate bonds outperformed treasury bills.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 26, 2023 - October 31, 2024)
PAGE 1	DFA103124-DUSB

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (09/26/2023)
Dimensional Ultrashort Fixed Income ETF – NAV	6.14%	6.02%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	7.83%
ICE BofA US 3-Month Treasury Bill Index[2]	5.39%	5.40%
1	The Fund has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$760,450
Number of Holdings	458
Net Advisory Fees Paid (Thousands)	$398
Portfolio Turnover Rate	19%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	40.8%
Industrials	9.5%
U.S. Treasury Obligation	8.4%
Consumer Discretionary	8.3%
Utilities	7.5%
Health Care	5.7%
Energy	4.6%
Real Estate	4.3%
Consumer Staples	3.9%
Materials	3.5%
Communication Services	2.0%
Information Technology	1.2%
Sovereign Bond	0.3%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	82.9%
1 to 3 Years	17.1%
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DUSB

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DUSB

Dimensional US Core Equity 1 ETF
DCOR | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional US Core Equity 1 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity 1 ETF	$17	0.14%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 36.47% for the Fund and 37.86% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 12, 2023 - October 31, 2024)
PAGE 1	DFA103124-DCOR

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (09/12/2023)
Dimensional US Core Equity 1 ETF – NAV	36.47%	23.81%
Russell 3000® Index	37.86%	25.25%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$944,339
Number of Holdings	2,327
Net Advisory Fees Paid (Thousands)	$490
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	5.3%
Apple, Inc.	5.2%
Microsoft Corp.	4.5%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc.	2.0%
JPMorgan Chase & Co.	1.4%
Berkshire Hathaway, Inc.	1.3%
Eli Lilly & Co.	1.2%
Exxon Mobil Corp.	1.2%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Information Technology	25.0%
Financials	16.0%
Industrials	12.6%
Health Care	10.7%
Consumer Discretionary	10.3%
Communication Services	8.1%
Consumer Staples	5.9%
Energy	5.0%
Materials	3.6%
Utilities	2.5%
Real Estate	0.3%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DCOR

Dimensional US Core Equity Market ETF
DFAU | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional US Core Equity Market ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity Market ETF	$14	0.12%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 37.00% for the Fund and 37.86% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 17, 2020 - October 31, 2024)
PAGE 1	DFA103124-DFAU

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/17/2020)
Dimensional US Core Equity Market ETF – NAV	37.00%	13.62%
Russell 3000® Index	37.86%	12.92%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$6,535,258
Number of Holdings	2,392
Net Advisory Fees Paid (Thousands)	$6,529
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.2%
Alphabet, Inc.	3.2%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.4%
Eli Lilly & Co.	1.2%
Broadcom, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Information Technology	28.8%
Financials	14.4%
Industrials	10.9%
Health Care	10.8%
Consumer Discretionary	10.7%
Communication Services	8.5%
Consumer Staples	5.8%
Energy	4.3%
Materials	2.9%
Utilities	2.6%
Real Estate	0.3%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Joel Schneider was added as a portfolio manager to the Fund.
• Allen Pu no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFAU

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFAU

Dimensional US High Profitability ETF
DUHP | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional US High Profitability ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US High Profitability ETF	$25	0.21%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 35.66% for the Fund and 38.07% for the Russell 1000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
• Focus on high profitability stocks contributed.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (February 23, 2022 - October 31, 2024)
PAGE 1	DFA103124-DUHP

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (02/23/2022)
Dimensional US High Profitability ETF – NAV	35.66%	14.04%
Russell 1000® Index	38.07%	13.14%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$6,927,767
Number of Holdings	167
Net Advisory Fees Paid (Thousands)	$10,068
Portfolio Turnover Rate	6%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.0%
Apple, Inc.	5.5%
Microsoft Corp.	4.5%
Eli Lilly & Co.	4.4%
Visa, Inc.	3.9%
Mastercard, Inc.	3.0%
AbbVie, Inc.	3.0%
Home Depot, Inc. (The)	2.6%
Johnson & Johnson	2.6%
Costco Wholesale Corp.	2.2%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Information Technology	28.0%
Industrials	17.5%
Health Care	16.5%
Financials	10.6%
Consumer Discretionary	10.2%
Consumer Staples	10.0%
Energy	4.4%
Materials	1.3%
Communication Services	0.8%
Utilities	0.7%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DUHP

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DUHP

Dimensional US Large Cap Value ETF
DFLV | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional US Large Cap Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Value ETF	$25	0.22%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 31.21% for the Fund and 30.98% for the Russell 1000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Fund’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Exclusion of highly regulated utilities detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (December 6, 2022 - October 31, 2024)
PAGE 1	DFA103124-DFLV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (12/06/2022)
Dimensional US Large Cap Value ETF – NAV	31.21%	13.84%
Russell 1000® Index[1]	38.07%	23.11%
Russell 1000® Value Index	30.98%	13.61%
1	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,621,133
Number of Holdings	342
Net Advisory Fees Paid (Thousands)	$3,561
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
Exxon Mobil Corp.	4.2%
Berkshire Hathaway, Inc.	2.1%
Chevron Corp.	2.0%
Cisco Systems, Inc.	1.7%
Comcast Corp.	1.6%
Verizon Communications, Inc.	1.5%
Wells Fargo & Co.	1.4%
AT&T, Inc.	1.3%
ConocoPhillips	1.3%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Financials	24.0%
Industrials	14.1%
Health Care	13.4%
Energy	12.9%
Information Technology	10.1%
Materials	8.0%
Communication Services	6.9%
Consumer Staples	5.3%
Consumer Discretionary	4.4%
Real Estate	0.7%
Utilities	0.2%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFLV

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFLV

Dimensional US Large Cap Vector ETF
DFVX | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional US Large Cap Vector ETF (the “Fund”) for the period of November 1, 2023 (date of the Fund’s inception) to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Vector ETF	$25	0.22%1,2,[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
3	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
Since inception on November 1, 2023, through October 31, 2024, total NAV returns were 30.22% for the Fund and 36.70% for the Russell 1000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on value stocks detracted.
• Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2023 (date of the Fund’s inception) - October 31, 2024)
PAGE 1	DFA103124-DFVX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

Since Inception (11/01/2023)
Dimensional US Large Cap Vector ETF – NAV	30.22%
Russell 1000® Index	36.70%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$301,615
Number of Holdings	335
Net Advisory Fees Paid (Thousands)	$298
Portfolio Turnover Rate	6%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	5.0%
Alphabet, Inc.	5.1%
Microsoft Corp.	4.7%
JPMorgan Chase & Co.	2.7%
Exxon Mobil Corp.	2.3%
Johnson & Johnson	1.9%
Visa, Inc.	1.6%
Procter & Gamble Co. (The)	1.5%
UnitedHealth Group, Inc.	1.6%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Information Technology	15.5%
Industrials	14.9%
Communication Services	13.8%
Financials	13.1%
Health Care	11.1%
Consumer Discretionary	10.2%
Consumer Staples	8.5%
Energy	8.1%
Materials	4.2%
Utilities	0.5%
Real Estate	0.1%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFVX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFVX

Dimensional US Real Estate ETF
DFAR | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional US Real Estate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Real Estate ETF	$22	0.19%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 33.87% for the Fund and 35.66% for the Dow Jones U.S. Select REIT Index the Fund’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. REITs had positive returns for the period. As measured by the Dow Jones US Select REIT Index, U.S. REITs underperformed U.S. equities as measured by the Russell indices, but outperformed non-US REITs as measured by the S&P Global ex US REIT indices.
Relative to the benchmark, the Fund’s:
• Inclusion of specialized REITs, particularly its inclusion of tower REITs, detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (February 23, 2022 - October 31, 2024)
PAGE 1	DFA103124-DFAR

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (02/23/2022)
Dimensional US Real Estate ETF – NAV	33.87%	2.44%
Russell 3000® Index[1]	37.86%	12.75%
Dow Jones U.S. Select REIT Index	35.66%	2.30%
1	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,194,983
Number of Holdings	136
Net Advisory Fees Paid (Thousands)	$1,619
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Prologis, Inc.	7.7%
American Tower Corp.	7.3%
Equinix, Inc.	6.4%
Welltower, Inc.	4.9%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.1%
Public Storage	3.9%
Realty Income Corp.	3.9%
Crown Castle, Inc.	3.5%
Iron Mountain, Inc.	2.7%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Real Estate	100.0%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFAR

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFAR

Dimensional US Small Cap Value ETF
DFSV | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional US Small Cap Value ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Small Cap Value ETF	$34	0.30%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 28.63% for the Fund and 31.77% for the Russell 2000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Fund’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Emphasis on higher profitability stocks detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (February 23, 2022 - October 31, 2024)
PAGE 1	DFA103124-DFSV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (02/23/2022)
Dimensional US Small Cap Value ETF – NAV	28.63%	9.39%
Russell 3000® Index[1]	37.86%	12.75%
Russell 2000® Value Index	31.77%	5.29%
1	The Fund has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,861,116
Number of Holdings	994
Net Advisory Fees Paid (Thousands)	$8,218
Portfolio Turnover Rate	8%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Expand Energy Corp.	0.7%
Invesco, Ltd.	0.7%
Jackson Financial, Inc.	0.7%
Taylor Morrison Home Corp.	0.7%
Lithia Motors, Inc.	0.6%
United States Steel Corp.	0.6%
Pinnacle Financial Partners, Inc.	0.6%
First Horizon Corp.	0.6%
WESCO International, Inc.	0.6%
Commercial Metals Co.	0.6%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Financials	28.7%
Industrials	18.2%
Consumer Discretionary	14.8%
Energy	11.3%
Materials	7.2%
Information Technology	5.7%
Health Care	4.7%
Consumer Staples	4.2%
Communication Services	3.5%
Real Estate	1.2%
Utilities	0.5%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFSV

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFSV

Dimensional US Sustainability Core 1 ETF
DFSU | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional US Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Sustainability Core 1 ETF	$20	0.17%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 38.74% for the Fund and 37.86% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.
• Sustainability considerations contributed.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2022 - October 31, 2024)
PAGE 1	DFA103124-DFSU

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/01/2022)
Dimensional US Sustainability Core 1 ETF – NAV	38.74%	22.74%
Russell 3000® Index	37.86%	22.42%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,226,451
Number of Holdings	1,966
Net Advisory Fees Paid (Thousands)	$1,377
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Alphabet, Inc.	3.4%
Meta Platforms, Inc.	3.3%
Microsoft Corp.	2.7%
Amazon.com, Inc.	2.4%
UnitedHealth Group, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Visa, Inc.	1.0%
Broadcom, Inc.	1.0%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Information Technology	24.7%
Financials	17.8%
Industrials	13.1%
Health Care	12.0%
Consumer Discretionary	11.6%
Communication Services	9.4%
Consumer Staples	5.7%
Materials	2.8%
Energy	1.7%
Utilities	0.8%
Real Estate	0.4%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Fund.
• Mary Phillips no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFSU

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFSU

Dimensional World Equity ETF
DFAW | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional World Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World Equity ETF	$29	0.25%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 31.89% for the Fund and 32.33% for the MSCI All Country World IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalization detracted.
• Emphasis on value stocks detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 26, 2023 - October 31, 2024)
PAGE 1	DFA103124-DFAW

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (09/26/2023)
Dimensional World Equity ETF – NAV	31.89%	25.35%
MSCI All Country World IMI Index (net div.)	32.33%	25.71%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$507,963
Number of Holdings	5
Net Advisory Fees Paid (Thousands)	$6
Portfolio Turnover Rate	-%*
*	Amount is less than 1%.
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
Dimensional U.S. Core Equity 2 ETF	53.9%
Dimensional International Core Equity 2 ETF	18.1%
Dimensional US Core Equity 1 ETF	18.0%
Dimensional Emerging Markets Core Equity 2 ETF	7.9%
Dimensional Global Real Estate ETF	2.1%
How Did the Fund Change?
Effective February 28, 2024, Large Shareholder Risk was removed from the prospectus as a principal risk of investing in the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFAW

Dimensional World ex U.S. Core Equity 2 ETF
DFAX | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional World ex U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World ex U.S. Core Equity 2 ETF	$32	0.29%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total NAV returns were 22.75% for the Fund and 24.25% for the MSCI All Country World ex USA IMI Index (net dividends), the Fund’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global ex U.S. stocks had positive returns for the period. As measured by the MSCI All Country World ex USA IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks underperformed low profitability stocks within large caps and small caps.
Relative to the benchmark, the Fund’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on stocks with high profitability, particularly within value stocks, detracted.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFAX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional World ex U.S. Core Equity 2 ETF – NAV[1]	22.75%	6.78%	5.37%
MSCI All Country World ex USA IMI Index (net div.)[2]	24.25%	5.83%	4.92%
MSCI All Country World ex USA Index (net div.)	24.33%	5.78%	4.79%
1	The Fund has adopted the performance of the T.A. World ex U.S. Core Equity Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on September 10, 2021. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on September 13, 2021.
2	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$7,169,659
Number of Holdings	10,215
Net Advisory Fees Paid (Thousands)	$16,642
Portfolio Turnover Rate	12%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	1.5%
Shell PLC	0.8%
TotalEnergies SE	0.7%
Novo Nordisk A/S	0.7%
Toyota Motor Corp.	0.7%
Samsung Electronics Co., Ltd.	0.6%
Novartis AG	0.6%
Tencent Holdings, Ltd.	0.6%
Nestle SA	0.5%
BP PLC	0.4%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	15.7%
United Kingdom	7.7%
Canada	7.9%
China	8.1%
France	5.2%
Switzerland	5.4%
Germany	5.3%
India	6.7%
Taiwan	6.4%
Australia	4.6%
Excludes short-term investments and collateral for loaned securities.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFAX

Dimensional US Vector Equity ETF
DXUV | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional US Vector Equity ETF (the “Fund”) for the period of September 10, 2024 (date of the Fund’s inception) to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Vector Equity ETF	$4	0.28%1,2,[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
3	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
Since inception on September 10, 2024, through October 31, 2024, total NAV returns were 4.50% for the Fund and 4.36% for the Russell 3000® Index, the Fund’s benchmark.
Due to the short time since inception, we are unable to meaningfully describe the difference in performance between the Fund and benchmark.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 10, 2024 (date of the Fund’s inception) - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

Since Inception (09/10/2024)
Dimensional US Vector Equity ETF – NAV	4.50%
Russell 3000® Index	4.36%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
PAGE 1	DFA103124-DXUV

KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$70,318
Number of Holdings	2,033
Net Advisory Fees Paid (Thousands)	$17
Portfolio Turnover Rate	1%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	4.1%
NVIDIA Corp.	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc.	2.1%
Alphabet, Inc.	2.0%
Amazon.com, Inc.	1.6%
Eli Lilly & Co.	0.8%
JPMorgan Chase & Co.	0.7%
Exxon Mobil Corp.	0.6%
Visa, Inc.	0.6%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Information Technology	19.0%
Financials	17.8%
Industrials	16.2%
Consumer Discretionary	11.8%
Health Care	9.3%
Communication Services	6.9%
Energy	6.0%
Consumer Staples	5.9%
Materials	5.1%
Utilities	1.7%
Real Estate	0.3%
Excludes short-term investments and collateral for loaned securities.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DXUV

Dimensional International Vector Equity ETF
DXIV | NYSE ARCA
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional International Vector Equity ETF (the “Fund”) for the period of September 10, 2024 (date of the Fund’s inception) to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Vector Equity ETF	$5	0.34%1,2,[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
3	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
From inception on September 10, 2024, through October 31, 2024, total NAV returns were -0.40% for the Fund and -0.61% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
Due to the short time since inception, we are unable to meaningfully describe the difference in performance between the Fund and benchmark.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 10, 2024 (date of the Fund’s inception) - October 31, 2024)
PAGE 1	DFA103124-DXIV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

Since Inception (09/10/2024)
Dimensional International Vector Equity ETF – NAV	-0.40%
MSCI World ex USA IMI Index (net div.)	-0.61%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$44,628
Number of Holdings	2,612
Net Advisory Fees Paid (Thousands)	$2
Portfolio Turnover Rate	-%*
*	Amount is less than 1%.
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
TotalEnergies SE	1.2%
Shell PLC	1.2%
Novo Nordisk A/S	0.8%
Nestle SA	0.7%
BHP Group, Ltd.	0.7%
Novartis AG	0.7%
Deutsche Telekom AG	0.6%
Toyota Motor Corp.	0.6%
Roche Holding AG	0.6%
LVMH Moet Hennessy Louis Vuitton SE	0.6%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	24.1%
United Kingdom	11.7%
Canada	11.5%
Germany	8.0%
France	7.5%
Switzerland	7.2%
Australia	7.1%
Denmark	3.3%
Netherlands	3.7%
Italy	2.6%
Excludes short-term investments and collateral for loaned securities.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Fund may deliver a single copy of certain shareholder documents, such as the Fund’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Fund will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DXIV

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(b)	Audit Fees

Fiscal Year Ended October 31, 2024:	$770,264
Fiscal Year Ended October 31, 2023:	$613,158

(b)	Audit-Related Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2024:	$60,568
	Fiscal Year Ended October 31, 2023:	$48,545

For fiscal years ended October 31, 2024 and October 31, 2023, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2024:	$240,000
Fiscal Year Ended October 31, 2023:	$235,000

For the fiscal years ended October 31, 2024 and October 31, 2023, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2024:	$0
	Fiscal Year Ended October 31, 2023:	$0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2024:	$0
	Fiscal Year Ended October 31, 2023:	$0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committee

of

Dimensional ETF Trust

(the “Fund”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Fund’s Audit Committee (the “Committee”) pre-approve all audit services and non-audit services provided to the Fund by its independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Fund’s investment advisor, and to affiliates of Dimensional that provide ongoing services to the Fund (with Dimensional, together the “Service Affiliates”) if the services directly impact the Fund’s operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Fund and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Fund may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General
1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Fund.
2.	The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.
B.	Pre-Approval of Audit Services to the Fund

1.	The Committee shall approve the engagement of an independent registered public accounting firm to certify the Fund’s financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Fund will receive.
2.	The Committee shall report to the Board of Trustees of the Fund (the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.
3.	Unless otherwise required in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).
C.	Pre-Approval of Non-Audit Services to the Fund and to Service Affiliates—by Types of Services
1.	The Committee may pre-approve types of non-audit services (including tax services) to the Fund and its Service Affiliates pursuant to this Section C.
2.	Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Fund, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Fund may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Fund’s operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.
3.	The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.	The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Fund to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.
5.	A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.
D.	Pre-Approval of Non-Audit Services to the Fund and to Service Affiliates—Project-by-Project Basis
1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.
2.	Management of the Fund, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.
3.	The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Fund’s management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.
4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:
(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Fund or to a Service Affiliate; or
(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value in any fiscal year.

5.	The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Fund or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.
E.	Amendment; Annual Review
1.	The Committee may amend these procedures from time to time.
2.	These procedures shall be reviewed annually by the Committee.
F.	Recordkeeping
1.	The Fund shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.
2.	In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.
3.	A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.
(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2024 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees
Fiscal Year Ended October 31, 2024:	$1,262,878
Fiscal Year Ended October 31, 2023:	$1,182,928

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)	Not applicable.
(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Reena Aggarwal

Francis A. Longstaff

Abbie J. Smith

Ingrid M. Werner

(b)	Not Applicable

ITEM 6. INVESTMENTS.

(a)	Please see the Schedules of Investments contained in the Annual Financial Statements & Other Information included under Item 7 of this Report.
(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)       Please see Financial Statements included below.

(b)       Please see Financial Highlights included below.

DIMENSIONAL ETF TRUST
Annual Financial Statements & Other Information
Year Ended: October 31, 2024
Dimensional U.S. Equity Market ETF (formerly, Dimensional U.S. Equity ETF)
Dimensional U.S. Small Cap ETF
Dimensional U.S. Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF
Dimensional US Marketwide Value ETF
Dimensional International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF

**Blank Page**

DIMENSIONAL ETF TRUST
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 265
Item 9 - Proxy Disclosures for Open End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 266
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 267
Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract . . . . . . . . . . . . . . . . 268
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
ADR American Depositary Receipt
GDR Global Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Investment Footnotes
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of October 31, 2024
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE
Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(d)
Excludes impact of in-kind transactions
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission

3
Dimensional U.S. Equity Market ETF
SCHEDULE OF INVESTMENTS
October 31, 2024
Shares Value†
COMMON STOCKS — ( 98.7% )
COMMUNICATION SERVICES — (8.8%)
#*Advantage Solutions, Inc. 16,640 $ 50,918
Alphabet, Inc., Class A 1,194,010 204,307,051
Alphabet, Inc., Class C 1,129,404 195,036,777
*Altice USA, Inc., Class A 24,716 60,060
#*AMC Networks, Inc., Class A 5,279 42,760
#*Angi, Inc. 8,124 19,335
*Anterix, Inc. 1,872 60,803
#*AST SpaceMobile, Inc. 2,164 51,525
AT&T, Inc. 1,537,499 34,655,227
*Atlanta Braves Holdings, Inc. 4,989 197,115
#*Atlanta Braves Holdings, Inc. 1,097 46,140
ATN International, Inc. 1,619 33,934
*Bandwidth, Inc., Class A 4,052 79,014
*Boston Omaha Corp., Class A 3,594 53,047
*Bumble, Inc., Class A 3,112 22,033
#Cable One, Inc. 904 308,770
#*Cardlytics, Inc. 4,929 21,244
*Cargurus, Inc. 15,033 466,324
*Cars.com, Inc. 14,248 227,825
#*Charter Communications, Inc.,
Class A 18,560 6,080,442
*Cinemark Holdings, Inc. 23,566 701,088
Comcast Corp., Class A 811,428 35,435,061
*comScore, Inc. 725 3,987
*E.W. Scripps Co. (The), Class A 15,520 52,070
*EchoStar Corp., Class A 18,387 460,778
Electronic Arts, Inc. 50,582 7,630,295
Emerald Holding, Inc. 1,370 5,398
Entravision Communications
Corp., Class A 7,234 16,783
*Eventbrite, Inc., Class A 20,022 64,070
*EverQuote, Inc., Class A 197 3,542
Fox Corp., Class A 49,677 2,086,434
Fox Corp., Class B 26,244 1,022,466
*Frontier Communications Parent,
Inc. 35,879 1,281,957
*Gaia, Inc. 3,612 19,252
*Gambling.com Group, Ltd. 11,300 108,819
*Gannett Co., Inc. 26,330 123,488
*Gogo, Inc. 9,723 63,686
Gray Television, Inc. 13,571 77,490
IDT Corp., Class B 3,154 148,017
#*IMAX Corp. 8,704 211,507
*Integral Ad Science Holding
Corp. 13,390 158,538
Interpublic Group of Cos., Inc.
(The) 75,084 2,207,470
Iridium Communications, Inc. 12,717 372,990
John Wiley & Sons, Inc., Class A 9,172 452,180
*Liberty Broadband Corp., Class
A 1,363 109,353
*Liberty Broadband Corp., Class
C 17,066 1,379,274
*Liberty Global, Ltd., Class A 71,856 1,423,467
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Global, Ltd., Class C 71,210 $ 1,468,350
*Liberty Latin America, Ltd., Class
A 11,274 110,372
*Liberty Latin America, Ltd., Class
C 26,050 252,164
*Liberty Media Corp. LIB New A 5,077 376,916
*Liberty Media Corp. LIB New C 43,698 3,488,848
*Liberty Media Corp.-Liberty Live 3,181 180,490
*Liberty Media Corp.-Liberty Live 7,602 443,653
*Lions Gate Entertainment Corp.,
Class A 7,250 57,275
*Lions Gate Entertainment Corp.,
Class B 28,794 202,998
#*Live Nation Entertainment, Inc. 31,883 3,734,775
*Lumen Technologies, Inc. 231,080 1,476,601
*Madison Square Garden
Entertainment Corp. 7,503 312,950
*Madison Square Garden Sports
Corp. 3,001 668,323
*Magnite, Inc. 33,597 419,291
Marcus Corp. (The) 3,687 69,574
*Match Group, Inc. 48,474 1,746,518
Meta Platforms, Inc., Class A 466,641 264,856,099
*National CineMedia, Inc. 3,400 24,446
*Netflix, Inc. 91,894 69,474,621
New York Times Co. (The), Class
A 30,614 1,709,486
News Corp., Class A 82,567 2,249,951
News Corp., Class B 26,980 783,499
Nexstar Media Group, Inc. 6,189 1,088,769
*Nextdoor Holdings, Inc. 26,095 63,150
Omnicom Group, Inc. 42,030 4,245,030
*Outbrain, Inc. 2,082 8,932
#Paramount Global, Class A 5,128 112,252
#Paramount Global, Class B 75,800 829,252
*Pinterest, Inc., Class A 126,483 4,020,895
*PubMatic, Inc., Class A 7,433 109,302
*QuinStreet, Inc. 18,089 379,869
*Reservoir Media, Inc. 1,724 14,361
*ROBLOX Corp., Class A 95,828 4,956,224
*Roku, Inc. 33,297 2,133,672
Saga Communications, Inc.,
Class A 552 7,734
Scholastic Corp. 5,755 142,897
Shenandoah Telecommunications
Co. 10,081 139,521
#Shutterstock, Inc. 4,517 144,951
#Sinclair, Inc. 22,057 380,924
#Sirius XM Holdings, Inc. 49,322 1,314,924
#*Snap, Inc., Class A 205,034 2,493,213
#*Sphere Entertainment Co. 5,835 243,961
Spok Holdings, Inc. 2,839 44,203
*Spotify Technology SA 25,657 9,880,511
*Stagwell, Inc. 12,833 79,693

4
Dimensional U.S. Equity Market ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Take-Two Interactive Software,
Inc. 38,247 $ 6,185,305
*TechTarget, Inc. 4,984 144,262
TEGNA, Inc. 31,708 520,962
Telephone and Data Systems,
Inc. 18,473 549,572
*Thryv Holdings, Inc. 5,650 81,247
*TKO Group Holdings, Inc. 13,379 1,562,266
T-Mobile US, Inc. 112,689 25,147,677
Townsquare Media, Inc., Class A 1,541 15,102
*Trade Desk, Inc. (The), Class A 96,862 11,643,781
*Travelzoo 1,595 27,274
*TripAdvisor, Inc. 21,439 343,882
*TrueCar, Inc. 8,736 34,158
*United States Cellular Corp. 1,000 61,700
*Urban One, Inc. 3,587 3,838
Verizon Communications, Inc. 908,339 38,268,322
*Vimeo, Inc. 29,778 142,041
#*Vivid Seats, Inc., Class A 6,801 27,680
Walt Disney Co. (The) 393,531 37,857,682
*Warner Bros Discovery, Inc. 115,724 940,836
#Warner Music Group Corp.,
Class A 24,232 774,455
*Yelp, Inc. 11,677 398,653
*Zedge, Inc., Class B 68 209
*Ziff Davis, Inc. 3,180 147,139
*ZipRecruiter, Inc. 11,726 108,700
*ZoomInfo Technologies, Inc. 1,084 11,978
TOTAL COMMUNICATION
SERVICES 1,009,379,965
CONSUMER DISCRETIONARY — (10.5%)
*1-800-Flowers.com, Inc., Class A 3,914 32,564
*Abercrombie & Fitch Co. 12,170 1,603,884
Academy Sports & Outdoors, Inc. 13,812 702,478
*Accel Entertainment, Inc. 5,607 61,901
Acushnet Holdings Corp. 7,163 439,092
*Adient PLC 15,553 303,750
ADT, Inc. 48,916 352,195
*Adtalem Global Education, Inc. 7,200 582,624
Advance Auto Parts, Inc. 11,234 400,941
*Airbnb, Inc., Class A 94,631 12,755,312
#A-Mark Precious Metals, Inc.,
Class A 3,708 144,056
*Amazon.com, Inc. 2,019,701 376,472,266
*American Axle & Manufacturing
Holdings, Inc. 21,777 123,040
American Eagle Outfitters, Inc. 37,058 725,966
*American Outdoor Brands, Inc. 1,353 11,528
*American Public Education, Inc. 2,127 32,267
*America's Car-Mart, Inc. 1,100 42,944
*Aptiv PLC 48,813 2,774,043
Aramark 50,959 1,927,779
#Arhaus, Inc. 6,392 54,204
Arko Corp. 11,157 74,194
*Asbury Automotive Group, Inc. 3,328 758,252
Autoliv, Inc. 15,846 1,471,776
*AutoNation, Inc. 6,257 972,776
*AutoZone, Inc. 3,478 10,465,302
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Bassett Furniture Industries, Inc. 306 $ 4,403
Bath & Body Works, Inc. 41,384 1,174,478
*Beazer Homes USA, Inc. 6,730 207,015
Best Buy Co., Inc. 42,662 3,857,925
#*Beyond, Inc. 8,138 52,165
*Biglari Holdings, Inc., Class A 20 16,964
*Biglari Holdings, Inc., Class B 93 15,839
*BJ's Restaurants, Inc. 5,139 190,606
Bloomin' Brands, Inc. 16,002 265,473
Booking Holdings, Inc. 7,251 33,907,489
*Boot Barn Holdings, Inc. 5,931 738,706
BorgWarner, Inc. 41,125 1,383,034
#Bowlero Corp., Class A 5,823 60,384
*Bright Horizons Family Solutions,
Inc. 10,668 1,423,858
*Brinker International, Inc. 9,472 972,869
Brunswick Corp. 13,733 1,095,069
Buckle, Inc. (The) 5,682 241,826
Build-A-Bear Workshop, Inc. 3,722 141,771
*Burlington Stores, Inc. 12,842 3,181,862
*Caesars Entertainment, Inc. 40,781 1,633,279
Caleres, Inc. 6,686 199,577
#Camping World Holdings, Inc.,
Class A 8,782 176,167
*CarMax, Inc. 33,676 2,437,469
*Carnival Corp. 188,781 4,153,182
Carriage Services, Inc. 2,167 81,024
Carter's, Inc. 7,399 404,725
#*Carvana Co. 26,506 6,555,199
Cato Corp. (The), Class A 626 4,088
*Cava Group, Inc. 15,706 2,097,693
*Cavco Industries, Inc. 1,435 588,056
Century Communities, Inc. 5,764 511,036
*Champion Homes, Inc. 10,720 945,826
#Cheesecake Factory, Inc. (The) 9,396 434,283
*Chegg, Inc. 20,392 32,627
*Chewy, Inc., Class A 25,959 700,114
*Chipotle Mexican Grill, Inc. 287,974 16,060,310
#Choice Hotels International, Inc. 5,537 772,467
Churchill Downs, Inc. 13,087 1,833,489
#*Citi Trends, Inc. 2,530 47,792
#Clarus Corp. 2,260 9,515
#Columbia Sportswear Co. 7,280 585,822
*Cooper-Standard Holdings, Inc. 1,702 21,360
*Coupang, Inc. 228,404 5,890,539
*Coursera, Inc. 2,639 18,341
Cracker Barrel Old Country Store,
Inc. 3,362 159,930
*Crocs, Inc. 14,102 1,520,478
*Culp, Inc. 1,492 7,923
Dana, Inc. 27,350 209,774
Darden Restaurants, Inc. 24,578 3,932,972
#*Dave & Buster's Entertainment,
Inc. 7,346 271,288
*Deckers Outdoor Corp. 33,522 5,393,355
*Denny's Corp. 8,748 56,075
#Designer Brands, Inc., Class A 8,875 46,239
*Destination XL Group, Inc. 12,129 32,445

5
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Dick's Sporting Goods, Inc. 13,139 $ 2,571,959
#Dillard's, Inc., Class A 1,833 680,996
Dine Brands Global, Inc. 2,110 64,228
Domino's Pizza, Inc. 6,890 2,850,600
*DoorDash, Inc., Class A 69,757 10,930,922
*Dorman Products, Inc. 5,043 575,053
DR Horton, Inc. 62,629 10,584,301
*DraftKings, Inc. 87,674 3,096,646
#*Dream Finders Homes, Inc.,
Class A 20,483 611,418
*Duluth Holdings, Inc., Class B 6,700 24,790
*Duolingo, Inc. 11,832 3,466,421
*Dutch Bros, Inc., Class A 21,375 707,940
eBay, Inc. 104,469 6,008,012
*El Pollo Loco Holdings, Inc. 3,290 40,204
Ethan Allen Interiors, Inc. 4,714 130,436
*Etsy, Inc. 25,828 1,328,592
*European Wax Center, Inc.,
Class A 7,691 55,298
*Everi Holdings, Inc. 11,576 154,308
*Expedia Group, Inc. 25,572 3,997,159
*Figs, Inc., Class A 26,388 164,925
#*First Watch Restaurant Group,
Inc. 6,441 109,465
*Five Below, Inc. 7,415 702,868
Flanigan's Enterprises, Inc. 313 7,853
Flexsteel Industries, Inc. 186 10,829
#*Floor & Decor Holdings, Inc.,
Class A 20,609 2,123,757
*Foot Locker, Inc. 15,542 360,419
Ford Motor Co. 817,031 8,407,249
*Fox Factory Holding Corp. 7,802 280,794
*Frontdoor, Inc. 16,421 815,959
#*Funko, Inc., Class A 3,251 38,492
#*GameStop Corp., Class A 38,158 846,344
Gap, Inc. (The) 54,354 1,128,933
Garmin, Ltd. 32,127 6,372,390
#*Garrett Motion, Inc. 12,764 94,837
General Motors Co. 233,194 11,836,927
*Genesco, Inc. 1,500 38,430
Gentex Corp. 46,599 1,412,416
*Gentherm, Inc. 7,214 302,627
Genuine Parts Co. 33,639 3,858,393
*G-III Apparel Group, Ltd. 8,967 271,521
Golden Entertainment, Inc. 3,497 102,724
*Good Times Restaurants, Inc. 4,315 11,866
*Goodyear Tire & Rubber Co.
(The) 47,096 377,239
*GoPro, Inc., Class A 3,097 4,181
Graham Holdings Co., Class B 582 490,801
*Grand Canyon Education, Inc. 6,052 829,790
*Green Brick Partners, Inc. 5,999 413,991
Group 1 Automotive, Inc. 2,920 1,063,814
#*Groupon, Inc. 236 2,421
#*GrowGeneration Corp. 5,806 11,931
#Guess?, Inc. 5,581 94,821
H&R Block, Inc. 28,905 1,726,496
Hamilton Beach Brands Holding
Co., Class A 265 7,327
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Hanesbrands, Inc. 81,727 $ 568,003
Harley-Davidson, Inc. 26,257 838,911
Hasbro, Inc. 25,944 1,702,705
Haverty Furniture Cos., Inc. 2,060 45,629
*Helen of Troy, Ltd. 2,399 152,696
#*Hilton Grand Vacations, Inc. 14,700 542,136
Hilton Worldwide Holdings, Inc. 50,320 11,817,652
*Holley, Inc. 6,608 17,115
Home Depot, Inc. (The) 212,475 83,662,031
Hooker Furnishings Corp. 3,546 56,842
*Hovnanian Enterprises, Inc.,
Class A 1,288 226,740
#Hyatt Hotels Corp., Class A 8,351 1,214,653
Installed Building Products, Inc. 5,004 1,085,368
International Game Technology
PLC 7,805 158,598
*iRobot Corp. 3,683 32,153
J Jill, Inc. 226 5,404
#Jack in the Box, Inc. 3,400 167,450
*JAKKS Pacific, Inc. 1,034 32,623
Johnson Outdoors, Inc., Class A 1,187 37,533
KB Home 14,443 1,133,775
Kohl's Corp. 24,525 453,222
Kontoor Brands, Inc. 11,082 948,952
#Krispy Kreme, Inc. 32,057 364,488
#*Kura Sushi USA, Inc., Class A 899 89,738
Lakeland Industries, Inc. 1,000 18,590
*Lands' End, Inc. 1,303 20,509
*Landsea Homes Corp. 1,210 12,560
Las Vegas Sands Corp. 83,350 4,321,697
*Latham Group, Inc. 5,107 33,195
Laureate Education, Inc. 29,471 506,312
La-Z-Boy, Inc. 10,467 398,269
LCI Industries 5,032 559,961
Lear Corp. 11,160 1,068,682
*Legacy Housing Corp. 2,087 51,758
Leggett & Platt, Inc. 7,378 88,536
#Lennar Corp., Class A 48,936 8,333,801
Lennar Corp., Class B 1,957 313,746
#*Leslie's, Inc. 29,339 78,922
Levi Strauss & Co., Class A 17,951 306,783
*LGI Homes, Inc. 4,078 414,162
*Life Time Group Holdings, Inc. 13,304 296,413
Lifetime Brands, Inc. 300 1,728
*Light & Wonder, Inc. 15,435 1,447,494
*Lincoln Educational Services
Corp. 4,549 60,411
*Lindblad Expeditions Holdings,
Inc. 4,023 38,017
Lithia Motors, Inc. 5,361 1,781,836
LKQ Corp. 47,988 1,765,479
#*Lovesac Co. (The) 2,870 83,689
Lowe's Cos., Inc. 122,053 31,957,137
#*Lucid Group, Inc. 15,328 33,875
*Lululemon Athletica, Inc. 21,068 6,276,157
*M/I Homes, Inc. 2,750 416,872
Macy's, Inc. 59,467 912,224
*Malibu Boats, Inc., Class A 3,984 178,802

6
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Marine Products Corp. 1,049 $ 9,871
*MarineMax, Inc. 6,075 176,965
Marriott International, Inc., Class
A 53,094 13,805,502
Marriott Vacations Worldwide
Corp. 5,779 445,156
*MasterCraft Boat Holdings, Inc. 1,758 30,519
*Mattel, Inc. 70,591 1,438,645
McDonald's Corp. 154,818 45,223,886
Meritage Homes Corp. 3,700 670,440
*MGM Resorts International 40,520 1,493,972
#*Mister Car Wash, Inc. 13,839 103,931
#*Mobileye Global, Inc., Class A 1,224 16,659
#*Modine Manufacturing Co. 10,386 1,223,159
*Mohawk Industries, Inc. 13,206 1,773,170
Monarch Casino & Resort, Inc. 2,998 235,373
Monro, Inc. 6,172 169,175
*Motorcar Parts of America, Inc. 1,978 10,424
Movado Group, Inc. 2,287 42,241
Murphy USA, Inc. 4,039 1,972,850
Nathan's Famous, Inc. 509 42,873
*National Vision Holdings, Inc. 6,654 69,202
Newell Brands, Inc. 132,594 1,166,827
NIKE, Inc., Class B 227,466 17,544,453
Nordstrom, Inc. 22,013 497,714
*Norwegian Cruise Line Holdings,
Ltd. 84,893 2,151,189
*NVR, Inc. 623 5,702,201
*ODP Corp. (The) 6,648 206,287
*Ollie's Bargain Outlet Holdings,
Inc. 12,183 1,118,765
OneSpaWorld Holdings, Ltd. 41,433 725,492
*OneWater Marine, Inc. 2,070 45,064
*O'Reilly Automotive, Inc. 11,876 13,694,691
#Oxford Industries, Inc. 3,165 229,842
#Papa John's International, Inc. 3,969 207,936
Patrick Industries, Inc. 4,099 516,392
*Penn Entertainment, Inc. 21,681 428,200
Penske Automotive Group, Inc. 4,576 689,008
Perdoceo Education Corp. 17,296 386,566
*Petco Health & Wellness Co.,
Inc. 72,634 310,147
*PetMed Express, Inc. 2,200 9,020
Phinia, Inc. 9,342 435,150
*Planet Fitness, Inc., Class A 17,020 1,336,410
*Playa Hotels & Resorts NV 20,467 173,969
Polaris, Inc. 8,750 611,712
Pool Corp. 7,734 2,796,924
#*Portillo's, Inc., Class A 24,151 312,272
*Potbelly Corp. 11,391 84,066
PulteGroup, Inc. 43,146 5,588,701
PVH Corp. 11,981 1,179,649
#*QuantumScape Corp. 73,728 379,699
Ralph Lauren Corp. 8,044 1,592,149
RCI Hospitality Holdings, Inc. 1,000 43,420
#*Red Robin Gourmet Burgers,
Inc. 2,464 14,069
Red Rock Resorts, Inc., Class A 9,696 498,956
#*Revolve Group, Inc. 13,885 344,626
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*RH 2,835 $ 901,672
#*Rivian Automotive, Inc., Class A 57,245 578,174
Rocky Brands, Inc. 827 16,821
Ross Stores, Inc. 69,306 9,683,434
Royal Caribbean Cruises, Ltd. 52,175 10,766,311
#*RumbleON, Inc., Class B 492 2,480
*Sabre Corp. 58,394 186,861
*Sally Beauty Holdings, Inc. 19,865 258,245
#Service Corp. International 30,112 2,458,645
*Shake Shack, Inc., Class A 7,977 970,562
SharkNinja, Inc. 16,244 1,497,859
#Shoe Carnival, Inc. 3,192 109,390
Signet Jewelers, Ltd. 8,813 807,976
*Six Flags Entertainment Corp. 6,981 275,121
*Skechers USA, Inc., Class A 26,748 1,643,932
#*Sleep Number Corp. 5,542 75,925
Smith & Wesson Brands, Inc. 8,190 106,101
#*Soho House & Co., Inc. 660 3,505
Sonic Automotive, Inc., Class A 3,976 225,558
*Sonos, Inc. 22,857 286,398
*Sportsman's Warehouse
Holdings, Inc. 1,495 3,902
Standard Motor Products, Inc. 3,748 120,648
Starbucks Corp. 246,438 24,076,993
Steven Madden, Ltd. 14,498 651,975
*Stitch Fix, Inc., Class A 13,975 44,091
*Stoneridge, Inc. 4,093 28,610
Strategic Education, Inc. 5,014 436,017
*Strattec Security Corp. 556 20,878
#*Stride, Inc. 8,469 789,988
Superior Group of Cos., Inc. 2,281 33,645
*Sweetgreen, Inc., Class A 19,295 696,549
*Tandy Leather Factory, Inc. 380 1,661
Tapestry, Inc. 45,606 2,164,005
*Taylor Morrison Home Corp. 21,120 1,446,720
Tempur Sealy International, Inc. 32,765 1,569,771
*Tesla, Inc. 614,313 153,486,103
Texas Roadhouse, Inc. 13,220 2,526,606
Thor Industries, Inc. 9,865 1,026,749
*Tile Shop Holdings, Inc. 2,588 17,107
*Tilly's, Inc., Class A 6,627 26,641
TJX Cos., Inc. (The) 245,571 27,756,890
Toll Brothers, Inc. 20,612 3,018,421
*TopBuild Corp. 6,755 2,387,082
#*Topgolf Callaway Brands Corp. 30,808 299,146
#Tractor Supply Co. 25,783 6,845,644
*Traeger, Inc. 2,276 7,056
Travel + Leisure Co. 13,034 623,156
*Tri Pointe Homes, Inc. 22,695 917,559
*Udemy, Inc. 4,611 36,150
*Ulta Beauty, Inc. 11,550 4,261,719
*Under Armour, Inc., Class A 94,716 809,822
*Under Armour, Inc., Class C 53,572 423,219
#*United Parks & Resorts, Inc. 5,984 314,938
*Universal Electronics, Inc. 282 2,484
*Universal Technical Institute, Inc. 15,970 265,741
Upbound Group, Inc. 9,111 266,406
*Urban Outfitters, Inc. 12,041 432,874

7
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Vail Resorts, Inc. 6,911 $ 1,145,084
*Valvoline, Inc. 26,515 1,068,024
*Vera Bradley, Inc. 1,881 9,424
VF Corp. 66,963 1,386,804
*Victoria's Secret & Co. 13,841 418,829
*Vista Outdoor, Inc. 10,299 452,847
*Visteon Corp. 4,761 429,680
#*Vizio Holding Corp., Class A 10,321 114,873
*VOXX International Corp. 2,545 19,724
*Warby Parker, Inc., Class A 26,882 455,112
Wendy's Co. (The) 36,803 703,305
Weyco Group, Inc. 454 15,282
#Whirlpool Corp. 9,865 1,021,126
Williams-Sonoma, Inc. 26,226 3,517,693
Wingstop, Inc. 5,861 1,686,151
Winmark Corp. 692 258,040
Winnebago Industries, Inc. 7,666 429,603
Wolverine World Wide, Inc. 12,559 193,283
Worthington Enterprises, Inc. 6,868 263,044
Wyndham Hotels & Resorts, Inc. 15,974 1,410,824
Wynn Resorts, Ltd. 20,615 1,979,452
*XPEL, Inc. 3,332 128,515
*Xponential Fitness, Inc., Class A 651 7,975
*YETI Holdings, Inc. 16,530 582,021
Yum! Brands, Inc. 61,824 8,108,836
*Zumiez, Inc. 2,600 53,560
TOTAL CONSUMER
DISCRETIONARY 1,203,902,102
CONSUMER STAPLES — (5.6%)
Albertsons Cos., Inc., Class A 66,962 1,212,012
#Alico, Inc. 691 16,936
Altria Group, Inc. 350,426 19,084,200
Andersons, Inc. (The) 8,688 394,435
Archer-Daniels-Midland Co. 83,973 4,636,149
B&G Foods, Inc. 34,102 290,549
*BellRing Brands, Inc. 25,532 1,680,772
*BJ's Wholesale Club Holdings,
Inc. 27,007 2,288,303
*Boston Beer Co., Inc. (The),
Class A 1,691 492,199
Brown-Forman Corp., Class A 8,944 389,780
#Brown-Forman Corp., Class B 39,562 1,741,915
Bunge Global SA 29,719 2,496,990
Calavo Growers, Inc. 2,762 73,414
Cal-Maine Foods, Inc. 8,609 755,698
Campbell Soup Co. 38,139 1,779,184
Casey's General Stores, Inc. 7,426 2,925,993
#*Celsius Holdings, Inc. 27,222 818,838
*Central Garden & Pet Co. 1,175 40,303
*Central Garden & Pet Co., Class
A 11,878 346,125
*Chefs' Warehouse, Inc. (The) 7,406 295,648
Church & Dwight Co., Inc. 48,524 4,848,033
Clorox Co. (The) 24,390 3,867,035
Coca-Cola Co. (The) 881,775 57,588,725
Coca-Cola Consolidated, Inc. 1,041 1,170,355
Colgate-Palmolive Co. 161,750 15,157,593
Conagra Brands, Inc. 110,430 3,195,844
Shares Value†
CONSUMER STAPLES — (Continued)
Constellation Brands, Inc., Class
A 34,143 $ 7,932,785
Costco Wholesale Corp. 95,116 83,148,505
*Coty, Inc., Class A 71,669 533,217
*Darling Ingredients, Inc. 27,059 1,058,277
Dole PLC 13,860 223,839
Dollar General Corp. 44,607 3,570,344
*Dollar Tree, Inc. 42,514 2,748,105
Edgewell Personal Care Co. 10,954 382,842
#*elf Beauty, Inc. 7,038 740,750
Energizer Holdings, Inc. 14,202 455,458
Estee Lauder Cos., Inc. (The) 33,836 2,332,654
*FitLife Brands, Inc. 600 18,990
Flowers Foods, Inc. 41,018 911,830
Fresh Del Monte Produce, Inc. 8,898 285,715
*Freshpet, Inc. 8,945 1,185,570
General Mills, Inc. 126,032 8,572,697
*Grocery Outlet Holding Corp. 8,673 124,024
*Hain Celestial Group, Inc. (The) 5,466 47,718
#*Herbalife, Ltd. 16,885 127,482
Hershey Co. (The) 30,861 5,480,296
*HF Foods Group, Inc. 1,992 6,813
*Honest Co., Inc. (The) 6,761 25,151
Hormel Foods Corp. 63,208 1,931,004
Ingles Markets, Inc., Class A 2,877 183,725
Ingredion, Inc. 12,836 1,704,107
Interparfums, Inc. 3,786 458,371
J & J Snack Foods Corp. 3,025 496,463
J.M. Smucker Co. (The) 22,178 2,517,425
John B Sanfilippo & Son, Inc. 1,815 149,756
Kellanova 50,686 4,087,826
Kenvue, Inc. 766,925 17,585,590
Keurig Dr Pepper, Inc. 238,118 7,845,988
Kimberly-Clark Corp. 73,478 9,859,278
Kraft Heinz Co. (The) 191,827 6,418,531
Kroger Co. (The) 141,241 7,877,011
Lamb Weston Holdings, Inc. 23,472 1,823,540
Lancaster Colony Corp. 3,869 671,658
Lifevantage Corp. 16,892 206,420
Limoneira Co. 2,209 56,639
*Mama's Creations, Inc. 2,361 17,589
McCormick & Co., Inc. 1,214 95,299
McCormick & Co., Inc. 48,627 3,804,576
*Medifast, Inc. 2,079 38,212
#MGP Ingredients, Inc. 3,037 145,897
*Mission Produce, Inc. 7,201 84,972
Molson Coors Beverage Co.,
Class B 36,547 1,990,715
Mondelez International, Inc.,
Class A 285,164 19,528,031
*Monster Beverage Corp. 164,867 8,685,194
#National Beverage Corp. 4,222 190,792
*Natural Alternatives International,
Inc. 709 3,240
Natural Grocers by Vitamin
Cottage, Inc. 1,482 40,577
Natural Health Trends Corp. 1,816 10,878
*Nature's Sunshine Products, Inc. 2,033 25,738
Nu Skin Enterprises, Inc., Class A 8,303 51,396

8
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
Oil-Dri Corp. of America 641 $ 43,492
*Olaplex Holdings, Inc. 17,739 31,575
PepsiCo, Inc. 287,920 47,817,754
*Performance Food Group Co. 31,451 2,555,394
Philip Morris International, Inc. 336,667 44,675,711
*Pilgrim's Pride Corp. 8,443 408,979
*Post Holdings, Inc. 10,054 1,097,997
PriceSmart, Inc. 5,266 437,499
Procter & Gamble Co. (The) 503,396 83,150,951
Reynolds Consumer Products,
Inc. 13,457 362,666
Seaboard Corp. 75 207,451
*Seneca Foods Corp., Class A 597 36,913
*Seneca Foods Corp., Class B 224 14,015
*Simply Good Foods Co. (The) 18,732 630,519
SpartanNash Co. 7,125 149,910
Spectrum Brands Holdings, Inc. 6,532 585,398
*Sprouts Farmers Market, Inc. 19,609 2,518,384
Sysco Corp. 105,007 7,870,275
Target Corp. 98,740 14,814,950
#Tootsie Roll Industries, Inc. 2,749 80,188
*TreeHouse Foods, Inc. 8,518 309,885
Turning Point Brands, Inc. 3,065 144,760
Tyson Foods, Inc., Class A 60,122 3,522,548
*United Natural Foods, Inc. 10,714 217,923
Universal Corp. 7,657 389,894
*US Foods Holding Corp. 47,753 2,943,972
*USANA Health Sciences, Inc. 1,784 65,901
#Utz Brands, Inc. 11,224 193,277
Village Super Market, Inc., Class
A 1,073 30,623
*Vita Coco Co., Inc. (The) 12,890 381,673
*Vital Farms, Inc. 6,136 212,796
Walmart, Inc. 946,906 77,598,947
WD-40 Co. 2,586 677,713
#Weis Markets, Inc. 5,070 318,852
#WK Kellogg Co. 10,621 176,627
TOTAL CONSUMER STAPLES 640,761,940
ENERGY — (3.6%)
Adams Resources & Energy, Inc. 300 8,346
*Amplify Energy Corp. 4,741 31,385
Antero Midstream Corp. 69,634 1,000,641
*Antero Resources Corp. 58,810 1,522,003
APA Corp. 66,972 1,580,539
Archrock, Inc. 36,791 736,556
Ardmore Shipping Corp. 7,473 105,444
#Atlas Energy Solutions, Inc. 43,247 846,344
Baker Hughes Co. 213,789 8,141,085
Berry Corp. 11,329 56,872
*Bristow Group, Inc. 3,316 109,992
#Cactus, Inc., Class A 13,338 790,810
California Resources Corp. 13,458 699,412
#*Centrus Energy Corp., Class A 2,719 282,259
ChampionX Corp. 34,068 961,399
Cheniere Energy, Inc. 50,121 9,592,157
Chevron Corp. 361,898 53,857,660
Chord Energy Corp. 9,457 1,183,071
Civitas Resources, Inc. 10,866 530,152
Shares Value†
ENERGY — (Continued)
*Clean Energy Fuels Corp. 28,959 $ 81,954
#*CNX Resources Corp. 28,941 984,862
#Comstock Resources, Inc. 15,131 174,914
ConocoPhillips 240,863 26,384,133
CONSOL Energy, Inc. 5,749 637,679
#Core Laboratories, Inc. 14,057 265,677
Coterra Energy, Inc. 147,917 3,538,175
#Crescent Energy Co., Class A 23,773 295,498
#CVR Energy, Inc. 6,547 104,097
Delek US Holdings, Inc. 12,029 188,494
Devon Energy Corp. 122,985 4,757,060
DHT Holdings, Inc. 27,466 283,449
Diamondback Energy, Inc. 62,654 11,075,348
*DMC Global, Inc. 2,687 27,112
Dorian LPG, Ltd. 15,942 459,927
DT Midstream, Inc. 22,013 1,984,472
EnLink Midstream LLC 46,321 687,404
EOG Resources, Inc. 121,199 14,781,430
Epsilon Energy, Ltd. 3,586 21,122
EQT Corp. 105,005 3,836,883
Evolution Petroleum Corp. 4,996 25,729
Excelerate Energy, Inc., Class A 1,788 42,697
Expand Energy Corp. 40,703 3,448,358
*Expro Group Holdings NV 19,402 247,376
Exxon Mobil Corp. 952,546 111,238,322
*Forum Energy Technologies, Inc. 1,101 15,392
FutureFuel Corp. 2,326 14,049
*Geospace Technologies Corp. 21,600 241,920
Granite Ridge Resources, Inc. 7,177 42,560
*Green Plains, Inc. 9,722 118,900
*Gulf Island Fabrication, Inc. 3,010 16,585
*Gulfport Energy Corp. 2,558 354,130
*Hallador Energy Co. 5,486 54,476
Halliburton Co. 171,728 4,763,735
*Helix Energy Solutions Group,
Inc. 40,038 370,351
Helmerich & Payne, Inc. 19,394 651,638
Hess Corp. 55,620 7,479,778
HF Sinclair Corp. 32,217 1,243,898
#HighPeak Energy, Inc. 1,559 19,955
*Innovex International, Inc. 8,765 124,375
International Seaways, Inc. 9,251 402,789
Kinder Morgan, Inc. 427,414 10,475,917
Kinetik Holdings, Inc. 5,787 281,653
Kodiak Gas Services, Inc. 2,346 74,790
*Kosmos Energy, Ltd. 85,040 319,750
Liberty Energy, Inc. 33,892 578,536
#Magnolia Oil & Gas Corp., Class
A 37,838 956,545
*Mammoth Energy Services, Inc. 700 3,080
Marathon Oil Corp. 109,427 3,031,128
Marathon Petroleum Corp. 80,886 11,766,486
Matador Resources Co. 23,146 1,206,138
Murphy Oil Corp. 29,447 926,992
#*Nabors Industries, Ltd. 1,466 109,085
NACCO Industries, Inc., Class A 287 8,986
*Natural Gas Services Group, Inc. 1,044 20,431
#New Fortress Energy, Inc. 11,188 94,091

9
Dimensional U.S. Equity Market ETF
continued
Shares Value†
ENERGY — (Continued)
*Newpark Resources, Inc. 18,400 $ 122,544
#Noble Corp. PLC 25,798 825,020
Nordic American Tankers, Ltd. 36,571 119,587
#Northern Oil & Gas, Inc. 19,514 707,383
NOV, Inc. 78,472 1,217,101
Occidental Petroleum Corp. 142,652 7,148,292
*Oceaneering International, Inc. 23,218 566,519
*Oil States International, Inc. 8,820 41,719
ONEOK, Inc. 125,904 12,197,580
Ovintiv, Inc. 50,677 1,986,538
*Par Pacific Holdings, Inc. 8,887 137,304
PBF Energy, Inc., Class A 19,454 554,828
#Peabody Energy Corp. 23,570 619,184
Permian Resources Corp. 110,588 1,507,314
Phillips 66 89,900 10,951,618
PHX Minerals, Inc. 3,590 12,960
*PrimeEnergy Resources Corp. 31 5,113
#*ProFrac Holding Corp., Class A 639 3,805
*ProPetro Holding Corp. 19,702 136,141
Range Resources Corp. 48,303 1,450,539
Ranger Energy Services, Inc. 1,936 25,129
*REX American Resources Corp. 2,982 133,385
Riley Exploration Permian, Inc. 1,063 28,393
#RPC, Inc. 15,817 89,841
SandRidge Energy, Inc. 5,395 59,831
Schlumberger NV 271,231 10,868,226
Scorpio Tankers, Inc. 10,107 588,935
*SEACOR Marine Holdings, Inc. 3,454 23,487
*Seadrill, Ltd. 26,369 1,037,620
Select Water Solutions, Inc. 28,716 304,390
SFL Corp., Ltd. 30,027 318,586
#Sitio Royalties Corp., Class A 13,962 311,213
SM Energy Co. 21,502 902,439
Solaris Energy Infrastructure, Inc. 5,100 67,014
*Talos Energy, Inc. 28,797 294,305
Targa Resources Corp. 45,163 7,540,414
TechnipFMC PLC 86,862 2,318,347
*Teekay Corp., Ltd. 21,524 180,156
*Teekay Tankers, Ltd., Class A 5,237 249,700
*TETRA Technologies, Inc. 17,584 58,906
#Texas Pacific Land Corp. 3,809 4,441,294
*Tidewater, Inc. 9,743 585,262
#*Transocean, Ltd. 129,517 562,104
*Uranium Energy Corp. 77,456 574,724
VAALCO Energy, Inc. 21,264 113,550
#*Valaris, Ltd. 14,303 723,732
Valero Energy Corp. 71,210 9,240,210
#*Vital Energy, Inc. 7,213 196,699
#Vitesse Energy, Inc. 4,758 118,331
#W&T Offshore, Inc. 24,300 51,759
Weatherford International PLC 14,892 1,176,468
Williams Cos., Inc. (The) 243,497 12,751,938
World Kinect Corp. 12,940 338,381
TOTAL ENERGY 409,962,296
FINANCIALS — (14.3%)
1st Source Corp. 4,253 251,905
*Acacia Research Corp. 4,436 20,051
ACNB Corp. 1,168 49,056
Shares Value†
FINANCIALS — (Continued)
Affiliated Managers Group, Inc. 6,063 $ 1,175,616
*Affinity Bancshares, Inc. 142 3,039
*Affirm Holdings, Inc. 67,413 2,956,060
Aflac, Inc. 111,076 11,639,654
Alerus Financial Corp. 2,626 53,124
Allstate Corp. (The) 55,179 10,291,987
Ally Financial, Inc. 54,266 1,902,023
Amalgamated Financial Corp. 2,856 94,719
*Ambac Financial Group, Inc. 10,640 120,338
Amerant Bancorp, Inc. 5,311 113,231
*American Coastal Insurance
Corp. 4,888 59,389
American Express Co. 122,749 33,152,050
American Financial Group, Inc. 14,062 1,813,014
American International Group,
Inc. 143,743 10,907,219
Ameriprise Financial, Inc. 20,339 10,378,992
Ameris Bancorp 13,591 842,506
AMERISAFE, Inc. 3,751 202,742
Ames National Corp. 1,511 25,679
Aon PLC, Class A 42,267 15,506,494
Apollo Global Management, Inc. 92,661 13,274,615
*Arch Capital Group, Ltd. 88,393 8,712,014
Ares Management Corp., Class A 40,223 6,744,593
Arrow Financial Corp. 2,819 80,454
Arthur J. Gallagher & Co. 44,401 12,485,561
Artisan Partners Asset
Management, Inc., Class A 13,655 602,185
Associated Banc-Corp. 47,094 1,118,012
Assurant, Inc. 10,140 1,943,838
Assured Guaranty, Ltd. 11,334 945,936
#Atlantic Union Bankshares Corp. 17,769 671,668
*Atlanticus Holdings Corp. 879 32,690
Auburn National Bancorp, Inc. 500 10,985
*AvidXchange Holdings, Inc. 48,380 398,651
Axis Capital Holdings, Ltd. 15,812 1,237,447
*Axos Financial, Inc. 10,985 743,904
*Baldwin Insurance Group, Inc.
(The) 13,229 611,974
Banc of California, Inc. 25,608 393,339
BancFirst Corp. 3,969 431,470
*Bancorp, Inc. (The) 10,676 536,576
Bank First Corp. 1,607 147,860
Bank of America Corp. 1,505,187 62,946,920
Bank of Hawaii Corp. 7,562 546,203
Bank of Marin Bancorp 4,029 89,484
Bank of New York Mellon Corp.
(The) 164,060 12,363,562
Bank of NT Butterfield & Son, Ltd.
(The) 9,781 357,691
Bank of the James Financial
Group, Inc. 356 4,699
Bank OZK 22,015 963,156
Bank7 Corp. 292 12,249
BankFinancial Corp. 2,012 24,526
BankUnited, Inc. 15,020 530,807
Bankwell Financial Group, Inc. 1,302 37,120
Banner Corp. 8,413 538,769
Bar Harbor Bankshares 2,588 83,204

10
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
BayCom Corp. 2,215 $ 55,043
BCB Bancorp, Inc. 1,186 14,398
*Berkshire Hathaway, Inc., Class
B 391,372 176,477,462
Berkshire Hills Bancorp, Inc. 11,499 313,118
#BGC Group, Inc., Class A 75,325 705,795
Blackrock, Inc. 31,919 31,313,497
Blackstone, Inc. 153,678 25,779,484
*Block, Inc. 118,065 8,538,461
*Blue Foundry Bancorp 2,647 26,020
BOK Financial Corp. 5,866 623,145
Bread Financial Holdings, Inc. 9,745 485,788
Bridge Investment Group
Holdings, Inc., Class A 4,133 44,967
*Bridgewater Bancshares, Inc. 2,468 36,033
*Brighthouse Financial, Inc. 12,117 573,134
Brightsphere Investment Group,
Inc. 5,289 139,577
Brookline Bancorp, Inc. 39,364 442,845
Brown & Brown, Inc. 47,717 4,993,107
Burke & Herbert Financial
Services Corp. 828 52,446
Business First Bancshares, Inc. 4,313 112,957
Byline Bancorp, Inc. 5,199 139,905
C&F Financial Corp. 424 26,508
Cadence Bank 54,681 1,827,986
*California Bancorp 998 14,551
Camden National Corp. 2,589 108,609
*Cantaloupe, Inc. 7,520 66,627
Capital Bancorp, Inc. 1,030 26,007
Capital City Bank Group, Inc. 2,333 81,655
Capital One Financial Corp. 87,322 14,215,148
Capitol Federal Financial, Inc. 42,684 275,098
Carlyle Group, Inc. (The) 43,951 2,198,869
*Carter Bankshares, Inc. 3,430 63,112
Cass Information Systems, Inc. 2,124 87,849
Cathay General Bancorp 24,255 1,115,245
Cboe Global Markets, Inc. 20,648 4,409,793
Central Pacific Financial Corp. 9,040 243,538
CF Bankshares, Inc. 36 914
Charles Schwab Corp. (The) 325,008 23,020,317
Chemung Financial Corp. 931 44,483
Chubb, Ltd. 80,213 22,655,360
Cincinnati Financial Corp. 30,596 4,308,835
Citigroup, Inc. 396,066 25,415,555
Citizens & Northern Corp. 609 11,522
Citizens Community Bancorp, Inc. 600 8,478
Citizens Financial Group, Inc. 95,878 4,038,381
Citizens Financial Services, Inc. 596 34,741
#*Citizens, Inc. 4,015 18,991
City Holding Co. 3,094 360,760
Civista Bancshares, Inc. 2,160 43,999
CME Group, Inc. 79,229 17,855,047
CNB Financial Corp. 3,486 88,475
CNO Financial Group, Inc. 20,930 719,992
*Coastal Financial Corp. 2,186 137,696
#Cohen & Steers, Inc. 5,639 556,964
*Coinbase Global, Inc., Class A 38,071 6,824,227
Shares Value†
FINANCIALS — (Continued)
Colony Bankcorp, Inc. 1,803 $ 27,424
Columbia Banking System, Inc. 41,116 1,172,217
*Columbia Financial, Inc. 5,384 91,959
Comerica, Inc. 40,483 2,579,172
Commerce Bancshares, Inc. 30,475 1,904,687
Community Financial System, Inc. 10,514 642,826
Community Trust Bancorp, Inc. 2,713 140,533
Community West Bancshares 3,144 58,919
ConnectOne Bancorp, Inc. 8,518 206,476
*Consumer Portfolio Services,
Inc. 1,025 10,260
#Corebridge Financial, Inc. 49,473 1,571,757
*Corpay, Inc. 13,377 4,410,664
Crawford & Co., Class A 3,717 41,407
Crawford & Co., Class B 1,800 20,124
#*Credit Acceptance Corp. 1,183 502,775
*CrossFirst Bankshares, Inc. 8,111 127,343
#Cullen/Frost Bankers, Inc. 13,026 1,658,861
*Customers Bancorp, Inc. 6,381 294,356
CVB Financial Corp. 27,161 527,738
*Dave, Inc. 392 15,115
Diamond Hill Investment Group,
Inc. 388 58,557
#DigitalBridge Group, Inc. 33,476 525,238
Dime Community Bancshares,
Inc. 14,955 449,697
Discover Financial Services 56,423 8,374,866
Donegal Group, Inc., Class A 5,057 76,664
*Donnelley Financial Solutions,
Inc. 5,518 321,920
Eagle Bancorp Montana, Inc. 856 14,295
Eagle Bancorp, Inc. 6,166 161,611
East West Bancorp, Inc. 28,404 2,769,106
Eastern Bankshares, Inc. 59,093 964,989
*eHealth, Inc. 1,898 9,547
Employers Holdings, Inc. 5,987 291,687
Enact Holdings, Inc. 5,801 197,756
*Encore Capital Group, Inc. 5,532 252,702
*Enova International, Inc. 5,997 521,199
*Enstar Group, Ltd. 2,158 695,955
Enterprise Bancorp, Inc. 1,914 61,459
Enterprise Financial Services
Corp. 8,957 472,213
Equitable Holdings, Inc. 67,187 3,046,259
Equity Bancshares, Inc., Class A 2,241 95,220
Erie Indemnity Co., Class A 4,808 2,158,023
Esquire Financial Holdings, Inc. 1,230 81,893
ESSA Bancorp, Inc. 707 13,306
Essent Group, Ltd. 21,950 1,317,219
*Euronet Worldwide, Inc. 9,289 914,688
Evans Bancorp, Inc. 375 14,932
Evercore, Inc. 7,293 1,926,592
Everest Group, Ltd. 9,211 3,275,524
EVERTEC, Inc. 11,866 388,730
*EZCORP, Inc., Class A 9,418 108,213
F&G Annuities & Life, Inc. 2,568 102,977
FactSet Research Systems, Inc. 9,341 4,241,374
Farmers & Merchants Bancorp,
Inc. 1,955 53,000

11
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Farmers National Banc Corp. 6,479 $ 89,151
FB Financial Corp. 8,014 394,289
Federal Agricultural Mortgage
Corp., Class C 1,947 356,827
Federated Hermes, Inc. 21,676 869,858
Fidelis Insurance Holdings, Ltd. 70 1,208
Fidelity D&D Bancorp, Inc. 438 22,995
Fidelity National Financial, Inc. 62,133 3,738,543
Fidelity National Information
Services, Inc. 112,426 10,087,985
Fifth Third Bancorp 135,155 5,903,570
Financial Institutions, Inc. 2,301 55,247
*Finwise Bancorp 1,421 23,773
First American Financial Corp. 20,472 1,313,279
First Bancorp 10,680 445,356
First Bancorp 32,710 630,649
First Bancorp, Inc. (The) 543 14,064
First Bancshares, Inc. (The) 8,893 297,649
First Bank 2,858 40,469
First Busey Corp. 16,522 401,650
First Business Financial Services,
Inc. 1,132 48,450
First Capital, Inc. 430 15,534
First Citizens BancShares, Inc.,
Class A 2,735 5,298,652
First Commonwealth Financial
Corp. 22,755 374,092
First Community Bankshares, Inc. 2,958 122,639
First Community Corp. 579 13,745
First Financial Bancorp 19,357 495,152
First Financial Bankshares, Inc. 23,938 865,119
First Financial Corp. 1,994 85,662
First Foundation, Inc. 11,426 76,897
First Hawaiian, Inc. 24,718 611,523
First Horizon Corp. 120,428 2,087,017
First Internet Bancorp 1,172 40,985
First Interstate BancSystem, Inc.,
Class A 17,971 553,507
First Merchants Corp. 13,114 485,874
First Mid Bancshares, Inc. 3,641 138,904
First National Corp. 116 2,457
First of Long Island Corp. (The) 2,872 36,115
First United Corp. 555 17,616
FirstCash Holdings, Inc. 7,757 802,617
*Fiserv, Inc. 125,121 24,761,446
#Five Star Bancorp 2,174 65,394
Flushing Financial Corp. 5,751 90,147
*Flywire Corp. 14,431 251,388
FNB Corp. 74,156 1,075,262
Franklin Financial Services Corp. 327 10,686
Franklin Resources, Inc. 61,429 1,275,880
FS Bancorp, Inc. 1,031 45,117
Fulton Financial Corp. 37,529 679,650
*FVCBankcorp, Inc. 761 9,912
*Genworth Financial, Inc. 87,537 589,999
German American Bancorp, Inc. 6,805 275,534
Glacier Bancorp, Inc. 23,258 1,212,905
Global Payments, Inc. 52,168 5,410,343
Globe Life, Inc. 24,186 2,554,042
Shares Value†
FINANCIALS — (Continued)
Goldman Sachs Group, Inc. (The) 66,082 $ 34,216,599
*Goosehead Insurance, Inc.,
Class A 6,896 750,974
Great Southern Bancorp, Inc. 2,054 116,441
*Green Dot Corp., Class A 13,920 158,131
Greene County Bancorp, Inc. 869 24,332
*Greenlight Capital Re, Ltd.,
Class A 6,000 80,880
Guaranty Bancshares, Inc. 1,138 37,395
Hamilton Lane, Inc., Class A 7,370 1,323,947
Hancock Whitney Corp. 16,484 858,487
Hanmi Financial Corp. 6,422 146,871
Hanover Insurance Group, Inc.
(The) 11,016 1,634,003
HarborOne Bancorp, Inc. 6,599 78,330
Hartford Financial Services
Group, Inc. (The) 65,094 7,188,981
HBT Financial, Inc. 2,774 59,253
#HCI Group, Inc. 1,625 184,129
Heartland Financial USA, Inc. 8,159 485,460
Heritage Commerce Corp. 10,428 101,256
Heritage Financial Corp. 7,240 166,448
*Heritage Insurance Holdings, Inc. 3,062 31,692
Hilltop Holdings, Inc. 10,005 306,453
#Hingham Institution For Savings
(The) 128 32,451
*Hippo Holdings, Inc. 2,012 44,606
Home Bancorp, Inc. 1,121 52,855
Home BancShares, Inc. 36,884 1,006,564
Home Federal Bancorp Inc of
Louisiana 531 6,786
HomeStreet, Inc. 2,186 19,794
HomeTrust Bancshares, Inc. 2,446 81,085
Hope Bancorp, Inc. 30,796 381,562
Horace Mann Educators Corp. 11,015 410,199
Horizon Bancorp, Inc. 7,926 126,974
Houlihan Lokey, Inc. 10,524 1,818,231
Huntington Bancshares, Inc. 296,372 4,620,439
*I3 Verticals, Inc., Class A 3,615 83,109
Independent Bank Corp. 3,723 122,040
Independent Bank Corp. 8,755 550,689
Independent Bank Group, Inc. 8,027 468,456
Interactive Brokers Group, Inc. 20,215 3,084,405
Intercontinental Exchange, Inc. 118,412 18,456,878
International Bancshares Corp. 10,811 662,282
*International Money Express,
Inc. 6,536 114,968
Invesco, Ltd. 75,949 1,316,956
Investar Holding Corp. 1,645 34,331
Investors Title Co. 188 43,481
Jack Henry & Associates, Inc. 14,849 2,701,479
Jackson Financial, Inc., Class A 15,805 1,579,710
Janus Henderson Group PLC 34,700 1,433,457
Jefferies Financial Group, Inc. 35,850 2,293,683
JPMorgan Chase & Co. 611,327 135,665,688
Kearny Financial Corp. 9,199 64,301
Kemper Corp. 19,014 1,184,002
KeyCorp 237,259 4,092,718
*Kingstone Cos., Inc. 6,956 73,873

12
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Kinsale Capital Group, Inc. 4,305 $ 1,843,014
KKR & Co., Inc. 133,203 18,413,983
Lakeland Financial Corp. 5,762 374,933
Landmark Bancorp, Inc. 451 9,466
Lazard, Inc. 21,605 1,144,849
LCNB Corp. 1,014 15,910
#*Lemonade, Inc. 4,450 105,776
*LendingClub Corp. 29,356 416,268
*LendingTree, Inc. 7,929 452,191
Lincoln National Corp. 35,210 1,223,547
Live Oak Bancshares, Inc. 7,066 280,591
*loanDepot, Inc., Class A 3,366 7,136
Loews Corp. 40,249 3,178,061
LPL Financial Holdings, Inc. 15,001 4,232,982
M&T Bank Corp. 38,791 7,551,832
Magyar Bancorp, Inc. 1,150 14,168
MainStreet Bancshares, Inc. 695 12,003
*Markel Group, Inc. 2,683 4,137,213
MarketAxess Holdings, Inc. 9,123 2,640,379
*Marqeta, Inc., Class A 73,813 417,782
Marsh & McLennan Cos., Inc. 106,226 23,182,762
Mastercard, Inc., Class A 176,076 87,965,809
Mercantile Bank Corp. 2,879 123,394
Merchants Bancorp 6,930 255,994
Mercury General Corp. 5,316 359,521
Meridian Corp. 1,591 22,338
MetLife, Inc. 126,427 9,914,405
Metrocity Bankshares, Inc. 3,252 96,194
*Metropolitan Bank Holding Corp. 1,646 88,061
#MGIC Investment Corp. 51,372 1,286,355
Mid Penn Bancorp, Inc. 2,439 77,048
Middlefield Banc Corp. 318 8,980
Midland States Bancorp, Inc. 5,490 136,207
MidWestOne Financial Group,
Inc. 2,438 70,556
#Moelis & Co., Class A 10,635 706,164
#*Moneylion, Inc. 632 27,157
Moody's Corp. 34,488 15,658,932
Morgan Stanley 250,412 29,110,395
Morningstar, Inc. 5,455 1,789,513
*Mr. Cooper Group, Inc. 5,941 526,076
MSCI, Inc. 18,404 10,512,365
MVB Financial Corp. 2,685 50,988
Nasdaq, Inc., ADR 90,964 6,724,059
National Bank Holdings Corp.,
Class A 10,179 457,648
National Bankshares, Inc. 365 10,432
Navient Corp. 20,567 292,668
NBT Bancorp, Inc. 10,489 466,551
*NCR Atleos Corp. 12,302 322,066
Nelnet, Inc., Class A 3,140 353,878
*NerdWallet, Inc., Class A 6,770 99,451
*NI Holdings, Inc. 1,051 16,501
Nicolet Bankshares, Inc. 3,375 343,204
*NMI Holdings, Inc. 16,596 641,933
Northeast Bank 1,107 98,368
Northeast Community Bancorp,
Inc. 1,548 40,186
Shares Value†
FINANCIALS — (Continued)
Northern Trust Corp. 41,196 $ 4,141,022
Northfield Bancorp, Inc. 7,857 92,477
Northrim Bancorp, Inc. 852 55,610
Northwest Bancshares, Inc. 37,697 500,993
Norwood Financial Corp. 539 15,809
Oak Valley Bancorp 584 15,768
OceanFirst Financial Corp. 13,169 239,676
OFG Bancorp 9,952 400,767
Old National Bancorp 94,808 1,826,002
Old Point Financial Corp. 440 9,016
Old Republic International Corp. 50,420 1,761,171
Old Second Bancorp, Inc. 8,193 134,529
OneMain Holdings, Inc. 24,892 1,236,386
*Onity Group, Inc. 840 24,965
OP Bancorp 923 13,670
*Open Lending Corp. 11,605 64,988
Oppenheimer Holdings, Inc.,
Class A 765 43,169
Orange County Bancorp, Inc. 669 35,403
Origin Bancorp, Inc. 5,371 168,596
Orrstown Financial Services, Inc. 1,656 62,001
*Oscar Health, Inc., Class A 34,000 571,200
Pacific Premier Bancorp, Inc. 17,960 458,160
*Palomar Holdings, Inc. 4,928 442,387
Park National Corp. 3,054 527,670
Parke Bancorp, Inc. 757 15,988
Pathward Financial, Inc. 5,219 369,296
*Paymentus Holdings, Inc., Class
A 1,099 27,046
*Payoneer Global, Inc. 57,269 493,659
*PayPal Holdings, Inc. 199,339 15,807,583
*Paysafe, Ltd. 7,117 151,165
PCB Bancorp 1,365 25,621
Peapack-Gladstone Financial
Corp. 4,261 136,949
Penns Woods Bancorp, Inc. 878 23,706
PennyMac Financial Services,
Inc. 9,014 898,516
Peoples Bancorp of North
Carolina, Inc. 417 10,738
Peoples Bancorp, Inc. 9,794 301,459
Peoples Financial Services Corp. 1,617 75,449
Perella Weinberg Partners 6,628 134,084
Pinnacle Financial Partners, Inc. 15,690 1,654,510
*Pioneer Bancorp, Inc. 300 3,360
Piper Sandler Cos. 3,558 1,009,191
PJT Partners, Inc., Class A 4,586 637,271
Plumas Bancorp 207 8,593
PNC Financial Services Group,
Inc. (The) 83,065 15,638,648
*Ponce Financial Group, Inc. 2,506 28,192
Popular, Inc. 14,411 1,285,894
*PRA Group, Inc. 7,051 142,148
Preferred Bank 3,016 254,460
Premier Financial Corp. 7,332 180,807
Primerica, Inc. 7,011 1,940,715
Primis Financial Corp. 2,072 23,269
Princeton Bancorp, Inc. 428 15,031
Principal Financial Group, Inc. 46,517 3,833,001

13
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
*ProAssurance Corp. 10,387 $ 154,662
PROG Holdings, Inc. 8,395 366,610
Progressive Corp. (The) 125,406 30,452,339
Prosperity Bancshares, Inc. 19,209 1,406,099
*Provident Bancorp, Inc. 1,474 15,285
Provident Financial Services, Inc. 28,704 536,191
Prudential Financial, Inc. 73,363 8,985,500
QCR Holdings, Inc. 3,824 302,478
Radian Group, Inc. 25,564 892,439
Raymond James Financial, Inc. 43,993 6,520,642
RBB Bancorp 4,419 98,102
Red River Bancshares, Inc. 1,323 69,087
Regional Management Corp. 1,208 34,694
Regions Financial Corp. 187,961 4,486,629
Reinsurance Group of America,
Inc. 14,143 2,985,304
*Remitly Global, Inc. 24,329 437,435
RenaissanceRe Holdings, Ltd. 13,104 3,438,490
Renasant Corp. 14,125 481,804
*Repay Holdings Corp. 14,323 113,939
Republic Bancorp, Inc., Class A 1,443 97,402
Richmond Mutual Bancorp, Inc. 1,806 23,478
Riverview Bancorp, Inc. 1,516 7,186
RLI Corp. 8,107 1,264,449
*Robinhood Markets, Inc., Class
A 104,210 2,447,893
#*Rocket Cos., Inc., Class A 23,963 385,804
S&P Global, Inc. 69,409 33,341,307
S&T Bancorp, Inc. 9,831 373,381
Safety Insurance Group, Inc. 3,751 293,572
Sandy Spring Bancorp, Inc. 11,247 378,349
SB Financial Group, Inc. 732 14,062
Seacoast Banking Corp. of
Florida 16,509 440,790
*Security National Financial
Corp., Class A 1,549 14,963
SEI Investments Co. 22,266 1,664,606
Selective Insurance Group, Inc. 11,722 1,064,592
*Selectquote, Inc. 60,485 120,970
ServisFirst Bancshares, Inc. 10,042 834,892
#*Shift4 Payments, Inc., Class A 10,875 983,535
Shore Bancshares, Inc. 4,992 72,584
Sierra Bancorp 2,027 57,567
Silvercrest Asset Management
Group, Inc., Class A 745 12,985
Simmons First National Corp.,
Class A 29,375 681,500
*SiriusPoint, Ltd. 16,554 217,520
*Skyward Specialty Insurance
Group, Inc. 6,910 305,491
SLM Corp. 44,225 974,277
SmartFinancial, Inc. 2,353 78,025
*SoFi Technologies, Inc. 217,242 2,426,593
Sound Financial Bancorp, Inc. 316 16,710
South Plains Financial, Inc. 2,006 67,602
*Southern First Bancshares, Inc. 1,776 67,861
Southern Missouri Bancorp, Inc. 1,568 92,982
Southern States Bancshares, Inc. 351 10,920
Southside Bancshares, Inc. 6,505 210,762
Shares Value†
FINANCIALS — (Continued)
SouthState Corp. 15,386 $ 1,500,597
State Street Corp. 62,334 5,784,595
Stellar Bancorp, Inc. 11,003 299,502
StepStone Group, Inc., Class A 8,447 507,918
*Sterling Bancorp, Inc. 2,064 9,639
Stewart Information Services
Corp. 7,197 495,154
Stifel Financial Corp. 22,472 2,328,549
Stock Yards Bancorp, Inc. 7,180 462,966
*StoneX Group, Inc. 5,248 472,530
Synchrony Financial 107,311 5,917,129
Synovus Financial Corp. 30,374 1,514,751
T. Rowe Price Group, Inc. 43,649 4,795,279
*Texas Capital Bancshares, Inc. 9,109 700,938
TFS Financial Corp. 9,949 127,845
*Third Coast Bancshares, Inc. 1,532 49,897
Timberland Bancorp, Inc. 975 28,158
Tiptree, Inc. 3,985 81,334
#*Toast, Inc., Class A 78,582 2,359,817
Tompkins Financial Corp. 2,176 140,439
Towne Bank 13,465 437,882
Tradeweb Markets, Inc., Class A 27,306 3,467,862
Travelers Cos., Inc. (The) 47,146 11,595,087
TriCo Bancshares 8,162 348,762
*Triumph Financial, Inc. 5,501 486,123
Truist Financial Corp. 278,752 12,000,274
*Trupanion, Inc. 5,073 277,899
TrustCo Bank Corp. 3,217 106,097
Trustmark Corp. 13,745 477,226
UMB Financial Corp. 8,780 963,429
United Bancorp, Inc. 803 10,519
United Bankshares, Inc. 26,414 995,279
United Community Banks, Inc. 24,112 686,228
United Fire Group, Inc. 3,408 66,933
United Security Bancshares 1,875 16,575
Unity Bancorp, Inc. 963 37,249
Universal Insurance Holdings, Inc. 10,628 211,922
Univest Financial Corp. 5,225 145,412
Unum Group 38,573 2,475,615
#*Upstart Holdings, Inc. 3,236 157,528
US Bancorp 326,062 15,752,055
US Global Investors, Inc., Class A 4,116 10,084
USCB Financial Holdings, Inc. 1,039 15,086
UWM Holdings Corp. 17,296 111,386
Valley National Bancorp 79,807 755,772
Value Line, Inc. 135 6,527
*Velocity Financial, Inc. 1,401 26,913
Veritex Holdings, Inc. 12,397 334,719
Victory Capital Holdings, Inc.,
Class A 13,581 813,909
Virginia National Bankshares
Corp. 418 16,582
Virtu Financial, Inc., Class A 16,696 516,908
Virtus Investment Partners, Inc. 1,443 312,222
Visa, Inc., Class A 358,420 103,888,037
Voya Financial, Inc. 21,172 1,700,112
W. R. Berkley Corp. 59,692 3,412,592
WaFd, Inc. 16,859 572,869

14
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Walker & Dunlop, Inc. 6,735 $ 736,607
Washington Trust Bancorp, Inc. 3,566 121,708
Waterstone Financial, Inc. 1,767 26,046
Webster Financial Corp. 35,264 1,826,675
Wells Fargo & Co. 729,818 47,379,785
WesBanco, Inc. 15,253 479,707
West Bancorp, Inc. 2,033 43,852
Westamerica Bancorp 5,621 289,594
Western Alliance Bancorp 22,863 1,902,430
Western New England Bancorp,
Inc. 14,300 124,553
Western Union Co. (The) 70,884 762,712
Westwood Holdings Group, Inc. 237 3,702
*WEX, Inc. 8,021 1,384,425
White Mountains Insurance
Group, Ltd. 483 868,019
Willis Towers Watson PLC 23,027 6,958,529
Wintrust Financial Corp. 13,494 1,563,820
#WisdomTree, Inc. 23,303 241,186
*World Acceptance Corp. 526 60,017
WSFS Financial Corp. 11,678 574,207
Zions Bancorp NA 30,039 1,563,830
TOTAL FINANCIALS 1,633,457,007
HEALTH CARE — (11.2%)
*4D Molecular Therapeutics, Inc. 3,495 27,995
*89Bio, Inc. 9,037 70,308
Abbott Laboratories 372,416 42,220,802
AbbVie, Inc. 379,655 77,400,265
*Absci Corp. 11,556 44,375
*Acadia Healthcare Co., Inc. 18,203 777,086
*ACADIA Pharmaceuticals, Inc. 9,824 143,332
*Accolade, Inc. 14,369 45,550
*Accuray, Inc. 10,863 18,793
*AdaptHealth Corp. 18,780 193,246
#*Adaptive Biotechnologies Corp. 14,356 69,483
*Addus HomeCare Corp. 3,462 430,742
*ADMA Biologics, Inc. 46,941 765,608
*Adverum Biotechnologies, Inc. 1,521 11,096
Agilent Technologies, Inc. 59,134 7,705,752
*Agios Pharmaceuticals, Inc. 9,198 408,667
*Akero Therapeutics, Inc. 2,592 79,911
*Alector, Inc. 9,448 46,484
*Align Technology, Inc. 17,000 3,485,510
*Alkermes PLC 30,682 788,527
#*Allogene Therapeutics, Inc. 70,769 180,815
*Alnylam Pharmaceuticals, Inc. 25,802 6,878,555
#*Altimmune, Inc. 13,862 93,430
*Amedisys, Inc. 5,239 495,609
*American Shared Hospital
Services 1,410 4,427
Amgen, Inc. 112,604 36,051,297
*AMN Healthcare Services, Inc. 6,540 248,128
*Amneal Pharmaceuticals, Inc. 36,716 310,985
*Amphastar Pharmaceuticals, Inc. 8,293 419,045
#*Anavex Life Sciences Corp. 15,426 102,120
*AngioDynamics, Inc. 5,610 37,531
*ANI Pharmaceuticals, Inc. 6,654 380,908
*Anika Therapeutics, Inc. 1,888 32,304
Shares Value†
HEALTH CARE — (Continued)
*Annexon, Inc. 13,707 $ 100,335
*Arcellx, Inc. 5,686 479,159
#*Arcturus Therapeutics Holdings,
Inc. 4,219 74,803
*Arcus Biosciences, Inc. 10,064 153,979
*ARS Pharmaceuticals, Inc. 576 8,479
*Artivion, Inc. 7,204 189,681
*Arvinas, Inc. 11,288 298,342
*Astrana Health, Inc. 8,535 459,012
*Astria Therapeutics, Inc. 6,019 67,292
*Atea Pharmaceuticals, Inc. 9,202 29,814
*Athira Pharma, Inc. 261 112
#*AtriCure, Inc. 4,100 136,038
*aTyr Pharma, Inc. 550 1,716
*Aura Biosciences, Inc. 4,452 46,479
*Avanos Medical, Inc. 10,258 191,619
#*Avantor, Inc. 137,303 3,071,468
*Avidity Biosciences, Inc. 9,075 383,509
*Axogen, Inc. 6,012 84,168
*Axonics, Inc. 8,684 610,485
*Azenta, Inc. 9,766 401,285
Baxter International, Inc. 107,852 3,850,316
#*Beam Therapeutics, Inc. 23,039 504,784
Becton Dickinson & Co. 59,902 13,992,508
*Biogen, Inc. 27,499 4,784,826
*Biohaven, Ltd. 1,359 67,624
*BioLife Solutions, Inc. 7,654 179,104
*BioMarin Pharmaceutical, Inc. 40,109 2,642,782
*Bio-Rad Laboratories, Inc., Class
A 4,221 1,511,920
Bio-Techne Corp. 31,146 2,297,017
*Bioventus, Inc., Class A 3,672 49,829
#*Black Diamond Therapeutics,
Inc. 609 1,669
#*Bluebird Bio, Inc. 13,009 6,036
*Boston Scientific Corp. 304,397 25,575,436
Bristol-Myers Squibb Co. 429,938 23,977,642
#*Brookdale Senior Living, Inc. 34,622 217,080
Bruker Corp. 38,511 2,180,108
#*C4 Therapeutics, Inc. 5,183 27,625
Cardinal Health, Inc. 49,261 5,345,804
*CareDx, Inc. 10,104 223,602
*Caribou Biosciences, Inc. 13,580 26,617
*Castle Biosciences, Inc. 5,369 186,143
*Catalent, Inc. 31,785 1,862,601
*Catalyst Pharmaceuticals, Inc. 21,379 466,062
Cencora, Inc. 38,277 8,730,218
*Centene Corp. 109,015 6,787,274
*Certara, Inc. 23,498 239,680
*Charles River Laboratories
International, Inc. 13,874 2,477,619
Chemed Corp. 2,829 1,528,339
Cigna Group (The) 60,967 19,193,021
*Codexis, Inc. 7,651 24,024
*Collegium Pharmaceutical, Inc. 6,879 234,849
*Community Health Systems, Inc. 18,981 76,873
CONMED Corp. 3,778 257,811
*Cooper Cos., Inc. (The) 41,522 4,346,523

15
Dimensional U.S. Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Corcept Therapeutics, Inc. 17,871 $ 875,143
*CorVel Corp. 1,919 571,517
*Cross Country Healthcare, Inc. 6,304 71,929
#*CryoPort, Inc. 9,805 65,301
*Cue Biopharma, Inc. 4,269 6,873
#*Cullinan Therapeutics, Inc. 6,952 108,104
*CVRx, Inc. 544 7,137
CVS Health Corp. 261,255 14,750,457
*Cytek Biosciences, Inc. 19,638 97,110
Danaher Corp. 141,296 34,710,775
*DaVita, Inc. 11,533 1,612,429
#*Day One Biopharmaceuticals,
Inc. 7,516 110,636
*Definitive Healthcare Corp. 8,534 35,416
*Denali Therapeutics, Inc. 35,367 918,127
DENTSPLY SIRONA, Inc. 33,074 766,325
*Design Therapeutics, Inc. 2,323 12,173
*Dexcom, Inc. 78,249 5,514,990
*Dianthus Therapeutics, Inc. 1,655 46,108
*Disc Medicine, Inc. 8,305 372,230
#*Doximity, Inc., Class A 21,919 914,899
*Dynavax Technologies Corp. 25,934 307,318
*Dyne Therapeutics, Inc. 3,418 98,643
*Edgewise Therapeutics, Inc. 6,176 207,328
#*Editas Medicine, Inc. 14,447 41,896
*Edwards Lifesciences Corp. 125,553 8,413,307
*Elanco Animal Health, Inc. 101,161 1,278,675
*Electromed, Inc. 1,107 25,738
Elevance Health, Inc. 49,117 19,929,714
Eli Lilly & Co. 172,464 143,100,279
Embecta Corp. 9,283 130,705
*Emergent BioSolutions, Inc. 22,367 202,645
*Enanta Pharmaceuticals, Inc. 2,318 26,066
Encompass Health Corp. 19,979 1,987,111
*Enhabit, Inc. 7,217 49,725
*Enovis Corp. 12,600 520,002
Ensign Group, Inc. (The) 10,924 1,693,111
*Entrada Therapeutics, Inc. 2,124 36,405
*Envista Holdings Corp. 29,395 616,413
#*Erasca, Inc. 35,761 92,621
*Evolent Health, Inc., Class A 18,633 435,081
#*Exact Sciences Corp. 45,841 3,159,820
*Exelixis, Inc. 50,567 1,678,824
*Fate Therapeutics, Inc. 14,579 34,552
*FONAR Corp. 687 10,442
*Fortrea Holdings, Inc. 13,626 229,189
*Fulcrum Therapeutics, Inc. 6,408 20,249
#*Fulgent Genetics, Inc. 2,836 60,832
GE HealthCare Technologies, Inc. 99,986 8,733,777
Gilead Sciences, Inc. 258,174 22,931,015
*Glaukos Corp. 19,097 2,525,578
*Globus Medical, Inc. 24,384 1,793,199
*GoodRx Holdings, Inc., Class A 10,090 61,751
#*GRAIL, Inc. 3,735 50,684
*Haemonetics Corp. 10,429 742,128
*Halozyme Therapeutics, Inc. 27,798 1,405,745
*Harmony Biosciences Holdings,
Inc. 7,425 238,565
Shares Value†
HEALTH CARE — (Continued)
*Harvard Bioscience, Inc. 4,139 $ 9,727
#HCA Healthcare, Inc. 40,188 14,417,043
*Health Catalyst, Inc. 10,484 81,461
*HealthEquity, Inc. 17,584 1,499,036
HealthStream, Inc. 4,928 144,070
*Henry Schein, Inc. 25,078 1,761,228
#*Hims & Hers Health, Inc. 24,241 456,458
*Hologic, Inc. 49,042 3,966,027
Humana, Inc. 21,337 5,501,319
*ICON PLC 17,315 3,845,835
*ICU Medical, Inc. 6,786 1,158,574
*Ideaya Biosciences, Inc. 10,145 285,582
*IDEXX Laboratories, Inc. 18,501 7,528,427
*Illumina, Inc. 36,521 5,264,137
*Immunovant, Inc. 17,735 518,926
#*Inari Medical, Inc. 8,983 434,777
*Incyte Corp. 32,582 2,414,978
*InfuSystem Holdings, Inc. 2,425 15,011
*Innoviva, Inc. 12,876 251,855
*Inogen, Inc. 3,192 27,866
#*Inovio Pharmaceuticals, Inc. 5,129 27,081
*Inozyme Pharma, Inc. 4,940 21,193
*Insmed, Inc. 39,175 2,635,694
*Inspire Medical Systems, Inc. 5,944 1,159,318
*Insulet Corp. 17,269 3,998,292
#*Integer Holdings Corp. 6,831 848,752
*Integra LifeSciences Holdings
Corp. 5,096 95,601
#*Intellia Therapeutics, Inc. 15,219 216,414
*Intra-Cellular Therapies, Inc. 4,942 418,834
*Intuitive Surgical, Inc. 76,598 38,593,136
#*Iovance Biotherapeutics, Inc. 39,247 409,739
*IQVIA Holdings, Inc. 38,767 7,979,024
iRadimed Corp. 972 47,890
*iTeos Therapeutics, Inc. 4,265 36,039
#*Janux Therapeutics, Inc. 1,353 73,048
*Jasper Therapeutics, Inc. 116 2,457
*Jazz Pharmaceuticals PLC 11,766 1,294,613
Johnson & Johnson 515,776 82,451,951
*Joint Corp. (The) 70 773
*KalVista Pharmaceuticals, Inc. 4,877 50,087
*Keros Therapeutics, Inc. 2,569 149,105
*Kewaunee Scientific Corp. 684 21,696
*Kiniksa Pharmaceuticals
International PLC 7,923 178,981
*Kodiak Sciences, Inc. 2,406 9,143
*KORU Medical Systems, Inc. 4,099 11,969
*Krystal Biotech, Inc. 3,712 640,431
*Kura Oncology, Inc. 8,091 135,282
*Kymera Therapeutics, Inc. 8,814 406,942
Labcorp Holdings, Inc. 17,443 3,981,714
*Lantheus Holdings, Inc. 14,564 1,599,710
*Larimar Therapeutics, Inc. 1,917 15,767
LeMaitre Vascular, Inc. 6,010 531,224
*LENSAR, Inc. 1,109 6,299
#*LENZ Therapeutics, Inc. 1,131 30,492
*LifeStance Health Group, Inc. 589 3,952
*Ligand Pharmaceuticals, Inc. 4,634 489,814

16
Dimensional U.S. Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Lisata Therapeutics, Inc. 3,851 $ 10,898
*LivaNova PLC 11,140 575,047
*Lumos Pharma, Inc. 3,187 14,150
*MacroGenics, Inc. 6,698 24,515
#*MannKind Corp. 58,530 413,807
*Maravai LifeSciences Holdings,
Inc., Class A 26,686 197,743
#*Masimo Corp. 9,087 1,308,619
*MaxCyte, Inc. 14,184 50,779
McKesson Corp. 26,548 13,289,663
*Medpace Holdings, Inc. 4,933 1,550,047
Medtronic PLC 272,903 24,356,593
#*MeiraGTx Holdings PLC 3,909 21,656
Merck & Co., Inc. 545,738 55,839,912
*Merit Medical Systems, Inc. 11,626 1,147,021
Mesa Laboratories, Inc. 830 94,653
*Mettler-Toledo International, Inc. 4,649 6,005,346
*MiMedx Group, Inc. 19,749 135,281
*Moderna, Inc. 60,871 3,308,948
*ModivCare, Inc. 1,763 28,508
*Molina Healthcare, Inc. 14,471 4,648,375
*Monte Rosa Therapeutics, Inc. 3,402 28,917
*Myriad Genetics, Inc. 18,231 400,353
*Natera, Inc. 23,360 2,825,626
National HealthCare Corp. 3,512 407,497
National Research Corp. 2,478 44,926
*Nautilus Biotechnology, Inc. 5,000 13,000
*Neogen Corp. 41,496 592,563
#*NeoGenomics, Inc. 33,618 456,869
*Neurocrine Biosciences, Inc. 20,603 2,477,923
*Nevro Corp. 5,699 31,401
*Nkarta, Inc. 4,001 12,323
*Nurix Therapeutics, Inc. 4,801 118,009
*Nuvalent, Inc., Class A 4,382 387,763
*Nuvation Bio, Inc. 23,977 52,989
*Olema Pharmaceuticals, Inc. 5,109 58,907
#*OmniAb Operations, Inc. -
Earnout Shares 14,264 58,340
*Omnicell, Inc. 15,475 752,704
*OptimizeRx Corp. 2,136 11,150
*Option Care Health, Inc. 35,632 820,961
*Oramed Pharmaceuticals, Inc. 3,431 8,166
*OraSure Technologies, Inc. 11,179 45,443
*Organogenesis Holdings, Inc. 6,358 17,612
Organon & Co. 56,011 1,051,887
*ORIC Pharmaceuticals, Inc. 5,221 48,973
*Orthofix Medical, Inc. 7,374 119,385
*OrthoPediatrics Corp. 3,720 98,692
*Owens & Minor, Inc. 13,685 173,936
*Pacira BioSciences, Inc. 3,967 65,852
#*Paragon 28, Inc. 4,471 23,696
Patterson Cos., Inc. 17,659 371,016
*<PDL BioPharma, Inc. 14,616 17,539
*Pediatrix Medical Group, Inc. 21,882 269,586
*Pennant Group, Inc. (The) 10,889 348,121
#*Penumbra, Inc. 9,172 2,099,196
*PepGen, Inc. 1,557 10,307
*Performant Financial Corp. 3,697 14,381
Shares Value†
HEALTH CARE — (Continued)
Perrigo Co. PLC 31,913 $ 817,930
*Personalis, Inc. 2,952 14,908
Pfizer, Inc. 1,226,165 34,700,469
Phibro Animal Health Corp.,
Class A 2,693 62,262
*Phreesia, Inc. 4,570 83,585
#*Pliant Therapeutics, Inc. 7,453 104,864
*Poseida Therapeutics, Inc. 4,712 11,167
*Praxis Precision Medicines, Inc. 630 44,094
Premier, Inc., Class A 29,691 598,274
*Prestige Consumer Healthcare,
Inc. 9,573 706,009
#*Privia Health Group, Inc. 16,083 295,284
*Pro-Dex, Inc. 344 10,671
*Progyny, Inc. 10,937 164,602
*Protagonist Therapeutics, Inc. 5,200 238,368
*Prothena Corp. PLC 2,713 46,121
*Pulmonx Corp. 5,213 32,581
*Puma Biotechnology, Inc. 15,090 43,006
*Quanterix Corp. 6,044 79,871
Quest Diagnostics, Inc. 22,593 3,498,074
*QuidelOrtho Corp. 5,532 210,493
*R1 RCM, Inc. 2,940 41,924
*RadNet, Inc. 11,980 779,179
*RAPT Therapeutics, Inc. 3,903 8,274
#*Recursion Pharmaceuticals,
Inc., Class A 23,803 150,435
*Regeneron Pharmaceuticals, Inc. 22,648 18,983,554
*REGENXBIO, Inc. 7,318 62,862
*Relay Therapeutics, Inc. 52,337 294,919
*Repligen Corp. 15,292 2,053,257
*Replimune Group, Inc. 2,010 23,638
#ResMed, Inc. 30,712 7,446,739
*REVOLUTION Medicines, Inc. 9,349 500,171
Revvity, Inc. 32,369 3,838,640
#*Rocket Pharmaceuticals, Inc. 5,992 99,767
*RxSight, Inc. 7,300 369,818
*Sage Therapeutics, Inc. 1,085 6,597
#*Sana Biotechnology, Inc. 21,241 74,343
*Sarepta Therapeutics, Inc. 16,537 2,083,662
#*Scholar Rock Holding Corp. 8,881 252,576
#*Schrodinger, Inc. 12,801 225,234
Select Medical Holdings Corp. 22,380 717,950
#*Semler Scientific, Inc. 1,181 34,698
*SI-BONE, Inc. 5,669 78,232
#SIGA Technologies, Inc. 6,109 44,107
*Sight Sciences, Inc. 1,340 6,700
Simulations Plus, Inc. 2,514 68,431
*Solid Biosciences, Inc. 957 5,283
*Solventum Corp. 22,053 1,600,607
*Sotera Health Co. 43,042 674,468
#*SpringWorks Therapeutics, Inc. 4,525 136,338
*STAAR Surgical Co. 7,301 211,656
STERIS PLC 19,334 4,289,248
*Stoke Therapeutics, Inc. 27,652 341,779
Stryker Corp. 73,173 26,070,076
#*Summit Therapeutics, Inc. 8,378 155,747
*Supernus Pharmaceuticals, Inc. 13,627 464,272

17
Dimensional U.S. Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Surgery Partners, Inc. 14,934 $ 430,099
*Surmodics, Inc. 1,872 70,237
*Sutro Biopharma, Inc. 7,843 25,490
*Syndax Pharmaceuticals, Inc. 7,600 143,336
*Tactile Systems Technology, Inc. 3,221 46,737
#*Tango Therapeutics, Inc. 5,276 28,675
*Tarsus Pharmaceuticals, Inc. 2,683 119,367
*Tectonic Therapeutic, Inc. 2,208 90,594
*Teladoc Health, Inc. 27,649 248,841
Teleflex, Inc. 10,334 2,077,754
*Tenet Healthcare Corp. 25,357 3,930,842
*Terns Pharmaceuticals, Inc. 8,118 55,689
#*Theravance Biopharma, Inc. 5,907 48,674
Thermo Fisher Scientific, Inc. 82,432 45,034,250
*Third Harmonic Bio, Inc. 2,783 38,378
*Travere Therapeutics, Inc. 3,394 59,395
*Trevi Therapeutics, Inc. 2,157 6,352
*TScan Therapeutics, Inc. 2,115 9,602
#*Twist Bioscience Corp. 11,365 458,691
*UFP Technologies, Inc. 1,449 386,883
*United Therapeutics Corp. 8,640 3,231,101
UnitedHealth Group, Inc. 197,004 111,208,758
Universal Health Services, Inc.,
Class B 11,858 2,422,708
US Physical Therapy, Inc. 4,668 374,280
Utah Medical Products, Inc. 508 32,197
*Vanda Pharmaceuticals, Inc. 9,739 45,286
*Varex Imaging Corp. 8,759 115,006
#*Vaxcyte, Inc. 19,969 2,123,703
*Veeva Systems, Inc., Class A 32,306 6,746,462
*Veracyte, Inc. 15,051 507,821
*Vericel Corp. 14,866 654,699
*Vertex Pharmaceuticals, Inc. 52,443 24,961,819
#*Verve Therapeutics, Inc. 9,056 51,891
Viatris, Inc. 250,232 2,902,691
#*Viking Therapeutics, Inc. 11,406 827,391
*Vir Biotechnology, Inc. 17,428 130,536
#*Viridian Therapeutics, Inc. 855 18,442
*Voyager Therapeutics, Inc. 5,615 38,350
*Waters Corp. 11,573 3,739,352
*Werewolf Therapeutics, Inc. 835 2,133
West Pharmaceutical Services,
Inc. 13,598 4,187,232
*Xencor, Inc. 12,169 255,671
#*Y-mAbs Therapeutics, Inc. 5,292 76,787
Zimmer Biomet Holdings, Inc. 42,630 4,558,000
*Zimvie, Inc. 4,754 65,439
Zoetis, Inc. 97,867 17,496,662
*Zymeworks, Inc. 9,207 126,136
TOTAL HEALTH CARE 1,284,747,256
INDUSTRIALS — (9.9%)
*3D Systems Corp. 21,169 63,507
3M Co. 122,088 15,684,645
A.O. Smith Corp. 23,144 1,738,114
AAON, Inc. 13,779 1,573,837
*AAR Corp. 6,629 389,122
ABM Industries, Inc. 13,547 718,804
ACCO Brands Corp. 15,755 77,199
Shares Value†
INDUSTRIALS — (Continued)
Acme United Corp. 400 $ 15,880
Acuity Brands, Inc. 6,132 1,843,831
*ACV Auctions, Inc., Class A 28,883 499,387
Advanced Drainage Systems, Inc. 13,734 2,058,452
AECOM 27,246 2,909,873
*AeroVironment, Inc. 5,780 1,242,469
AGCO Corp. 12,378 1,235,820
Air Lease Corp. 22,630 1,003,641
*Air Transport Services Group,
Inc. 8,728 150,471
Alamo Group, Inc. 1,938 328,569
*Alaska Air Group, Inc. 35,790 1,714,699
Albany International Corp. 5,849 397,264
*Alight, Inc., Class A 97,088 672,820
Allegiant Travel Co. 2,855 185,604
Allegion PLC 17,805 2,486,112
Allient, Inc. 2,391 41,340
Allison Transmission Holdings,
Inc. 20,388 2,178,662
*Alpha Pro Tech, Ltd. 2,226 12,443
#Alta Equipment Group, Inc. 3,184 20,696
*Amentum Holdings, Inc. 24,975 742,757
#*Ameresco, Inc., Class A 11,974 368,440
#*American Airlines Group, Inc. 57,245 767,083
*American Superconductor Corp. 7,540 184,881
*American Woodmark Corp. 4,355 395,042
AMETEK, Inc. 52,242 9,578,048
*API Group Corp. 39,898 1,362,118
Apogee Enterprises, Inc. 4,436 331,990
Applied Industrial Technologies,
Inc. 7,705 1,784,401
ARC Document Solutions, Inc. 7,376 24,783
ArcBest Corp. 4,430 461,517
#*Archer Aviation, Inc., Class A 25,913 81,626
Arcosa, Inc. 9,244 865,608
Argan, Inc. 2,647 349,510
Aris Water Solutions, Inc., Class
A 3,742 61,743
Armstrong World Industries, Inc. 8,735 1,218,969
#*Array Technologies, Inc. 3,167 20,681
Astec Industries, Inc. 3,756 119,366
*Astronics Corp. 4,441 77,229
*Astronics Corp., Class B 636 11,238
*Asure Software, Inc. 3,230 32,042
Atkore, Inc. 6,742 578,194
Atmus Filtration Technologies,
Inc. 17,856 695,313
Automatic Data Processing, Inc. 88,344 25,552,619
#Avis Budget Group, Inc. 6,289 521,987
*Axon Enterprise, Inc. 14,852 6,289,822
*AZEK Co., Inc. (The) 55,056 2,422,464
AZZ, Inc. 5,183 394,841
Barnes Group, Inc. 17,075 798,427
Barrett Business Services, Inc. 4,525 163,760
*Beacon Roofing Supply, Inc. 13,027 1,199,396
#*Blade Air Mobility, Inc. 3,966 14,258
*Blue Bird Corp. 8,164 343,786
*BlueLinx Holdings, Inc. 1,518 166,160
*Boeing Co. (The) 118,274 17,659,491

18
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Boise Cascade Co. 8,263 $ 1,099,227
Booz Allen Hamilton Holding
Corp. 25,281 4,592,546
*Bowman Consulting Group, Ltd. 1,988 40,356
Brady Corp., Class A 8,744 622,048
*BrightView Holdings, Inc. 12,479 204,406
Brink's Co. (The) 8,623 886,358
Broadridge Financial Solutions,
Inc. 22,883 4,825,109
*Builders FirstSource, Inc. 24,434 4,187,988
BWX Technologies, Inc. 17,532 2,134,521
*Byrna Technologies, Inc. 3,009 43,360
*CACI International, Inc., Class A 4,605 2,544,539
*Cadeler A/S, ADR 2,086 56,093
Cadre Holdings, Inc. 5,278 183,516
Carlisle Cos., Inc. 9,282 3,919,139
Carrier Global Corp. 172,845 12,569,288
*Casella Waste Systems, Inc. 12,378 1,211,559
Caterpillar, Inc. 104,450 39,294,090
*CBIZ, Inc. 9,024 622,024
*CECO Environmental Corp. 6,095 145,061
CH Robinson Worldwide, Inc. 23,434 2,414,639
#*Chart Industries, Inc. 8,186 988,214
*Cimpress PLC 3,502 241,673
Cintas Corp. 76,256 15,694,247
Civeo Corp. 1,889 48,453
*Clarivate PLC 56,984 376,094
*Clean Harbors, Inc. 10,355 2,394,697
CNH Industrial NV 110,722 1,243,408
Columbus McKinnon Corp. 5,632 179,154
Comfort Systems USA, Inc. 7,230 2,827,219
*Commercial Vehicle Group, Inc. 5,721 16,648
CompX International, Inc. 278 7,837
#Concentrix Corp. 4,649 197,629
*Concrete Pumping Holdings, Inc. 3,512 19,492
*Conduent, Inc. 26,609 95,792
*Construction Partners, Inc.,
Class A 9,155 720,773
Copa Holdings SA, Class A 6,278 610,849
*Copart, Inc. 192,380 9,901,799
*Core & Main, Inc., Class A 38,037 1,684,278
Costamare, Inc. 6,722 91,486
Covenant Logistics Group, Inc. 1,332 67,399
CRA International, Inc. 1,392 253,539
Crane Co. 9,701 1,525,773
CSG Systems International, Inc. 6,461 301,147
CSW Industrials, Inc. 5,901 2,083,643
CSX Corp. 401,132 13,494,080
Cummins, Inc. 30,588 10,062,840
Curtiss-Wright Corp. 7,653 2,639,979
*Custom Truck One Source, Inc. 9,226 37,734
#*Dayforce, Inc. 28,310 2,008,595
Deere & Co. 56,314 22,789,713
Delta Air Lines, Inc. 131,686 7,535,073
Deluxe Corp. 7,825 146,797
*Distribution Solutions Group, Inc. 1,684 64,834
*DNOW, Inc. 27,308 323,054
Donaldson Co., Inc. 23,039 1,685,533
Shares Value†
INDUSTRIALS — (Continued)
Douglas Dynamics, Inc. 3,725 $ 84,371
Dover Corp. 27,280 5,164,922
#*Driven Brands Holdings, Inc. 7,635 113,380
*Ducommun, Inc. 2,287 134,453
Dun & Bradstreet Holdings, Inc. 53,966 641,656
*DXP Enterprises, Inc. 2,338 114,749
*Dycom Industries, Inc. 7,696 1,341,644
Eastern Co. (The) 600 18,684
Eaton Corp. PLC 86,309 28,618,338
EMCOR Group, Inc. 12,646 5,641,001
Emerson Electric Co. 124,231 13,450,490
*Energy Recovery, Inc. 10,707 191,227
Enerpac Tool Group Corp. 11,800 520,616
EnerSys 8,342 808,006
Ennis, Inc. 5,116 104,162
Enpro, Inc. 3,783 550,843
*Enviri Corp. 14,702 112,617
Equifax, Inc. 26,642 7,060,663
ESAB Corp. 16,996 2,091,188
ESCO Technologies, Inc. 5,044 633,224
Espey Mfg. & Electronics Corp. 1,100 34,430
*ExlService Holdings, Inc. 31,378 1,307,521
Expeditors International of
Washington, Inc. 28,920 3,441,480
Exponent, Inc. 9,974 941,346
Fastenal Co. 117,645 9,197,486
Federal Signal Corp. 11,775 960,487
FedEx Corp. 49,249 13,486,839
Ferguson Enterprises, Inc. 41,452 8,155,266
#*First Advantage Corp. 6,922 125,427
Flowserve Corp. 27,345 1,439,441
#*Fluence Energy, Inc. 16,308 354,699
*Fluor Corp. 32,837 1,716,718
*Forrester Research, Inc. 1,324 19,423
Fortive Corp. 85,833 6,131,051
Fortune Brands Innovations, Inc. 24,661 2,055,001
*Franklin Covey Co. 1,500 59,715
Franklin Electric Co., Inc. 7,650 732,182
*FreightCar America, Inc. 94 1,350
*Frontier Group Holdings, Inc. 1,517 9,223
FTAI Infrastructure, Inc. 31,746 256,190
*FTI Consulting, Inc. 7,434 1,450,225
*Gates Industrial Corp. PLC 99,545 1,926,196
GATX Corp. 6,793 935,804
*GE Vernova, Inc. 58,143 17,539,417
Genco Shipping & Trading, Ltd. 8,061 126,880
*Gencor Industries, Inc. 1,168 23,267
*Generac Holdings, Inc. 11,803 1,953,987
General Dynamics Corp. 50,647 14,769,172
General Electric Co. 234,457 40,275,023
Genpact, Ltd. 34,988 1,335,492
*Gibraltar Industries, Inc. 6,467 436,458
Global Industrial Co. 3,014 79,961
*GMS, Inc. 8,037 722,446
Gorman-Rupp Co. (The) 3,856 142,479
Graco, Inc. 35,144 2,862,479
*Graham Corp. 10,476 293,538
#Granite Construction, Inc. 8,974 754,265

19
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Great Lakes Dredge & Dock
Corp. 23,086 $ 263,873
Greenbrier Cos., Inc. (The) 8,112 480,798
Griffon Corp. 8,366 526,054
*GXO Logistics, Inc. 24,088 1,440,703
H&E Equipment Services, Inc. 6,469 338,005
*Hayward Holdings, Inc. 34,841 566,515
*Healthcare Services Group, Inc. 14,652 160,732
Heartland Express, Inc. 8,111 87,639
HEICO Corp. 8,639 2,116,123
HEICO Corp., Class A 15,364 2,950,042
Heidrick & Struggles International,
Inc. 3,735 145,889
Helios Technologies, Inc. 4,118 189,963
Herc Holdings, Inc. 5,938 1,241,873
#*Hertz Global Holdings, Inc. 11,348 31,547
Hexcel Corp. 15,623 916,914
Hillenbrand, Inc. 13,031 359,004
*Hillman Solutions Corp. 52,009 551,295
HNI Corp. 9,096 448,251
Honeywell International, Inc. 135,531 27,876,016
Howmet Aerospace, Inc. 79,528 7,930,532
Hub Group, Inc., Class A 12,729 552,311
Hubbell, Inc. 10,890 4,650,357
*Hudson Technologies, Inc. 6,969 53,452
Huntington Ingalls Industries, Inc. 7,829 1,448,052
Hurco Cos., Inc. 883 18,552
*Huron Consulting Group, Inc. 3,598 416,397
#*Hyliion Holdings Corp. 7,508 17,944
Hyster-Yale, Inc. 1,309 83,082
*IBEX Holdings, Ltd. 167 2,999
ICF International, Inc. 3,592 605,575
IDEX Corp. 19,141 4,108,424
*IES Holdings, Inc. 1,774 387,912
Illinois Tool Works, Inc. 62,120 16,221,396
Ingersoll Rand, Inc. 96,566 9,270,336
*Innodata, Inc. 6,643 133,591
*Innovative Solutions and
Support, Inc. 1,906 13,914
Insperity, Inc. 9,452 744,534
Insteel Industries, Inc. 4,324 116,618
Interface, Inc. 11,761 205,465
ITT, Inc. 16,345 2,290,261
Jacobs Solutions, Inc. 25,162 3,537,274
*Janus International Group, Inc. 28,797 211,946
JB Hunt Transport Services, Inc. 16,259 2,936,701
*JELD-WEN Holding, Inc. 23,696 335,535
#*JetBlue Airways Corp. 99,181 565,332
John Bean Technologies Corp. 5,853 652,141
Johnson Controls International
PLC 148,857 11,246,146
#Kadant, Inc. 3,586 1,194,353
Karat Packaging, Inc. 563 15,032
KBR, Inc. 30,654 2,054,125
Kelly Services, Inc., Class A 5,046 100,870
Kennametal, Inc. 15,598 394,941
Kforce, Inc. 3,711 214,459
*Kirby Corp. 11,592 1,330,298
Shares Value†
INDUSTRIALS — (Continued)
Knight-Swift Transportation
Holdings, Inc. 32,738 $ 1,704,995
Korn Ferry 10,437 737,374
*Kratos Defense & Security
Solutions, Inc. 59,511 1,352,090
*L.B. Foster Co., Class A 1,019 19,208
L3Harris Technologies, Inc. 42,844 10,602,605
Landstar System, Inc. 7,156 1,257,810
Leidos Holdings, Inc. 24,510 4,489,252
Lennox International, Inc. 6,295 3,793,178
*Leonardo DRS, Inc. 13,279 399,300
*Limbach Holdings, Inc. 2,775 210,817
#Lincoln Electric Holdings, Inc. 11,320 2,179,779
Lindsay Corp. 2,436 291,589
*Liquidity Services, Inc. 4,424 95,470
Lockheed Martin Corp. 46,347 25,307,779
LSI Industries, Inc. 4,274 69,923
Luxfer Holdings PLC 5,723 82,182
*Lyft, Inc., Class A 150,154 1,947,497
*Manitex International, Inc. 2,263 12,876
*Manitowoc Co., Inc. (The) 5,712 53,350
ManpowerGroup, Inc. 9,612 604,114
Marten Transport, Ltd. 13,907 215,280
Masco Corp. 47,270 3,777,346
*MasTec, Inc. 12,466 1,531,947
*Masterbrand, Inc. 25,011 449,198
*Matrix Service Co. 3,453 38,777
Matson, Inc. 12,219 1,892,601
Matthews International Corp.,
Class A 7,093 165,196
Maximus, Inc. 11,540 997,518
*Mayville Engineering Co., Inc. 2,155 44,113
McGrath RentCorp 5,341 607,272
MDU Resources Group, Inc. 37,471 1,081,038
*Mercury Systems, Inc. 10,007 323,726
*Middleby Corp. (The) 11,115 1,441,616
Miller Industries, Inc. 2,075 136,203
MillerKnoll, Inc. 15,770 352,617
*Mistras Group, Inc. 2,294 19,384
*Montrose Environmental Group,
Inc. 6,209 163,731
Moog, Inc., Class A 5,581 1,052,577
*MRC Global, Inc. 17,261 211,620
MSA Safety, Inc. 7,867 1,305,529
MSC Industrial Direct Co., Inc. 8,966 708,942
Mueller Industries, Inc. 22,309 1,828,669
Mueller Water Products, Inc.,
Class A 31,036 670,067
*MYR Group, Inc. 3,383 443,173
National Presto Industries, Inc. 802 57,688
*NEXTracker, Inc., Class A 28,505 1,135,069
#*Nikola Corp. 1,606 6,312
Nordson Corp. 10,984 2,722,824
Norfolk Southern Corp. 50,213 12,574,842
Northrop Grumman Corp. 28,478 14,495,872
*Northwest Pipe Co. 1,482 66,527
*NV5 Global, Inc. 14,636 334,433
nVent Electric PLC 34,307 2,558,273
Old Dominion Freight Line, Inc. 39,828 8,018,173

20
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Omega Flex, Inc. 302 $ 15,438
*OPENLANE, Inc. 27,829 439,698
*Orion Group Holdings, Inc. 7,380 45,092
Oshkosh Corp. 13,147 1,344,149
Otis Worldwide Corp. 88,642 8,704,644
Owens Corning 17,891 3,162,950
PACCAR, Inc. 109,525 11,421,267
*PAM Transportation Services,
Inc. 940 14,551
Pangaea Logistics Solutions, Ltd. 4,633 29,744
Park Aerospace Corp. 2,787 37,708
Parker-Hannifin Corp. 28,238 17,904,869
Park-Ohio Holdings Corp. 1,013 28,840
#*Parsons Corp. 22,782 2,464,101
Paychex, Inc. 75,750 10,554,248
Paycom Software, Inc. 7,649 1,598,870
*Paycor HCM, Inc. 572 8,631
*Paylocity Holding Corp. 7,788 1,437,431
Pentair PLC 41,241 4,087,808
*Perma-Fix Environmental
Services, Inc. 2,278 30,571
*Perma-Pipe International
Holdings, Inc. 1,050 13,640
*Pioneer Power Solutions, Inc. 2,112 12,989
Pitney Bowes, Inc. 17,477 126,009
#*Planet Labs PBC 33,809 74,718
#Powell Industries, Inc. 1,815 462,789
Preformed Line Products Co. 718 88,314
Primoris Services Corp. 11,006 689,196
*Proto Labs, Inc. 4,620 126,588
Quad/Graphics, Inc. 3,811 24,200
Quanex Building Products Corp. 8,765 254,711
Quanta Services, Inc. 33,060 9,971,888
*Quest Resource Holding Corp. 613 4,781
*Radiant Logistics, Inc. 5,020 33,383
#*RBC Bearings, Inc. 5,265 1,476,043
*RCM Technologies, Inc. 1,243 27,781
Regal Rexnord Corp. 14,702 2,448,471
Republic Services, Inc. 45,966 9,101,268
*Resideo Technologies, Inc. 27,231 535,634
Resources Connection, Inc. 4,337 34,913
REV Group, Inc. 10,064 266,696
Robert Half, Inc. 20,412 1,390,261
#*Rocket Lab USA, Inc. 41,512 444,178
Rockwell Automation, Inc. 23,222 6,193,540
Rollins, Inc. 53,300 2,512,562
RTX Corp. 286,280 34,637,017
#Rush Enterprises, Inc., Class A 12,991 735,031
Rush Enterprises, Inc., Class B 378 18,356
*RXO, Inc. 24,658 695,109
Ryder System, Inc. 8,809 1,288,581
*Saia, Inc. 5,465 2,670,254
Schneider National, Inc., Class B 8,235 232,886
Science Applications International
Corp. 10,021 1,445,930
Sensata Technologies Holding
PLC 29,582 1,015,846
*Shoals Technologies Group, Inc.,
Class A 28,253 152,849
Shares Value†
INDUSTRIALS — (Continued)
Shyft Group, Inc. (The) 5,268 $ 68,063
Simpson Manufacturing Co., Inc. 12,061 2,168,447
*SiteOne Landscape Supply, Inc. 9,077 1,268,420
*SkyWest, Inc. 7,685 731,612
Snap-on, Inc. 15,028 4,961,194
#Southwest Airlines Co. 125,846 3,848,371
#*Spire Global, Inc. 1,481 14,662
*SPX Technologies, Inc. 9,336 1,339,623
SS&C Technologies Holdings,
Inc. 55,026 3,847,968
Standex International Corp. 2,315 425,682
Stanley Black & Decker, Inc. 32,756 3,044,343
Steelcase, Inc., Class A 26,216 315,378
*Stericycle, Inc. 16,458 1,011,673
#*Sterling Check Corp. 12,288 213,688
*Sterling Infrastructure, Inc. 6,505 1,004,697
*Sun Country Airlines Holdings,
Inc. 6,239 87,658
#*Sunrun, Inc. 45,272 654,180
#*Symbotic, Inc. 4,487 124,694
*TaskUS, Inc., Class A 4,195 53,025
*Taylor Devices, Inc. 323 15,187
#Tecnoglass, Inc. 5,315 364,237
Tennant Co. 3,719 325,636
#Terex Corp. 14,285 738,677
Tetra Tech, Inc. 52,398 2,561,214
Textron, Inc. 39,370 3,166,135
*Thermon Group Holdings, Inc. 7,660 200,769
Timken Co. (The) 13,622 1,130,626
*Titan International, Inc. 9,330 60,085
*Titan Machinery, Inc. 5,016 68,845
#Toro Co. (The) 20,069 1,615,153
Trane Technologies PLC 50,236 18,595,358
*Transcat, Inc. 1,707 163,138
TransDigm Group, Inc. 12,137 15,806,015
TransUnion 38,496 3,899,645
*Trex Co., Inc. 27,442 1,944,266
TriNet Group, Inc. 5,656 480,138
Trinity Industries, Inc. 21,525 737,877
*Triumph Group, Inc. 15,669 216,859
*TrueBlue, Inc. 10,398 77,881
TTEC Holdings, Inc. 2,404 12,501
*Tutor Perini Corp. 17,777 460,780
Twin Disc, Inc. 668 7,755
*Uber Technologies, Inc. 409,069 29,473,421
UFP Industries, Inc. 12,683 1,551,638
U-Haul Holding Co. 17,650 1,204,789
#*U-Haul Holding Co. 1,101 80,736
*Ultralife Corp. 18,796 158,074
UniFirst Corp. 3,037 546,083
Union Pacific Corp. 132,413 30,729,085
*United Airlines Holdings, Inc. 67,349 5,270,733
United Parcel Service, Inc., Class
B 152,975 20,507,829
United Rentals, Inc. 14,694 11,943,283
Universal Logistics Holdings, Inc. 1,686 70,879
*Upwork, Inc. 24,505 332,288
*V2X, Inc. 2,468 152,029

21
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Valmont Industries, Inc. 4,005 $ 1,248,278
Veralto Corp. 32,659 3,337,423
Verisk Analytics, Inc. 28,720 7,889,958
*Verra Mobility Corp. 31,084 807,251
Vertiv Holdings Co., Class A 70,137 7,665,273
Vestis Corp. 24,345 329,144
*Viad Corp. 3,507 131,302
*Vicor Corp. 3,172 144,992
Virco Mfg. Corp. 653 9,162
#*Virgin Galactic Holdings, Inc. 356 2,339
*VirTra, Inc. 294 1,793
#VSE Corp. 4,555 467,434
Wabash National Corp. 7,911 137,968
Waste Management, Inc. 83,986 18,128,378
#Watsco, Inc. 6,798 3,215,522
Watts Water Technologies, Inc.,
Class A 5,458 1,040,240
Werner Enterprises, Inc. 10,856 400,478
WESCO International, Inc. 9,121 1,750,958
Westinghouse Air Brake
Technologies Corp. 39,836 7,488,371
*Wilhelmina International, Inc. 2,303 7,715
*Willdan Group, Inc. 2,961 140,085
Willis Lease Finance Corp. 400 72,532
#*WillScot Holdings Corp. 38,007 1,259,552
Woodward, Inc. 11,672 1,915,258
WW Grainger, Inc. 9,735 10,798,354
#*Xometry, Inc., Class A 6,600 129,888
*XPO, Inc. 26,042 3,399,262
Xylem, Inc. 49,623 6,043,089
#Zurn Elkay Water Solutions
Corp. 34,388 1,241,407
TOTAL INDUSTRIALS 1,135,271,675
INFORMATION TECHNOLOGY — (29.6%)
*8x8, Inc. 14,607 32,574
*908 Devices, Inc. 1,720 5,392
A10 Networks, Inc. 14,361 210,389
Accenture PLC, Class A 135,500 46,723,110
*ACI Worldwide, Inc. 20,992 1,032,806
Adeia, Inc. 20,323 252,615
*Adobe, Inc. 91,272 43,635,318
#*ADTRAN Holdings, Inc. 11,037 67,050
Advanced Energy Industries, Inc. 10,426 1,131,534
*Advanced Micro Devices, Inc. 348,875 50,262,421
#*Aehr Test Systems 3,844 54,124
*Agilysys, Inc. 4,212 421,368
*Akamai Technologies, Inc. 31,008 3,134,289
*Alarm.com Holdings, Inc. 9,353 498,795
*Alkami Technology, Inc. 9,581 350,760
#*Allegro MicroSystems, Inc. 12,777 266,273
*Alpha & Omega Semiconductor,
Ltd. 5,905 195,101
#*Altair Engineering, Inc., Class A 10,629 1,105,310
*Ambarella, Inc. 4,778 268,476
Amdocs, Ltd. 23,918 2,098,685
Amkor Technology, Inc. 24,462 622,558
Amphenol Corp., Class A 261,856 17,549,589
*Amplitude, Inc., Class A 5,197 46,721
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Analog Devices, Inc. 103,503 $ 23,092,554
*ANSYS, Inc. 14,841 4,755,205
*Appfolio, Inc., Class A 3,873 805,081
#Apple, Inc. 3,087,112 697,409,472
Applied Materials, Inc. 172,749 31,367,763
*AppLovin Corp., Class A 43,965 7,447,231
*Arista Networks, Inc. 55,279 21,362,017
*Arrow Electronics, Inc. 14,678 1,741,838
*ASGN, Inc. 8,774 808,085
*Aspen Technology, Inc. 5,961 1,399,226
*AstroNova, Inc. 821 10,394
*Atlassian Corp., Class A 31,086 5,860,954
#*Aurora Innovation, Inc. 121,887 633,203
*Autodesk, Inc. 45,139 12,810,448
*AvePoint, Inc. 17,931 217,682
*Aviat Networks, Inc. 1,956 40,000
Avnet, Inc. 17,018 922,546
#*Axcelis Technologies, Inc. 6,407 546,581
Badger Meter, Inc. 5,683 1,136,884
Bel Fuse, Inc., Class A 142 14,392
Bel Fuse, Inc., Class B 1,844 139,074
Belden, Inc. 7,979 908,569
Benchmark Electronics, Inc. 11,188 484,440
#Bentley Systems, Inc., Class B 33,289 1,606,527
*BILL Holdings, Inc. 7,689 448,730
*BK Technologies Corp. 796 22,280
*Blackbaud, Inc. 7,467 563,833
*BlackLine, Inc. 10,734 594,342
*Box, Inc., Class A 27,015 857,996
*Braze, Inc., Class A 2,902 91,297
Broadcom, Inc. 952,253 161,663,992
#*C3.ai, Inc., Class A 2,158 53,152
*Cadence Design Systems, Inc. 56,131 15,498,892
*Calix, Inc. 10,667 377,398
*CCC Intelligent Solutions
Holdings, Inc. 85,088 885,766
CDW Corp. 26,738 5,032,894
*Cerence, Inc. 7,446 22,673
*CEVA, Inc. 9,128 213,002
*Ciena Corp. 27,565 1,750,653
#*Cipher Mining, Inc. 34,178 168,498
*Cirrus Logic, Inc. 10,672 1,171,999
Cisco Systems, Inc. 853,171 46,728,176
#*Cleanspark, Inc. 37,456 397,408
#Clear Secure, Inc., Class A 18,057 664,136
*Clearfield, Inc. 2,011 72,255
Climb Global Solutions, Inc. 483 49,454
*Cloudflare, Inc., Class A 61,864 5,426,091
*Coda Octopus Group, Inc. 2,056 17,538
Cognex Corp. 35,030 1,409,257
Cognizant Technology Solutions
Corp., Class A 100,547 7,499,801
*Coherent Corp. 31,360 2,898,918
*Cohu, Inc. 10,123 252,265
*Commvault Systems, Inc. 8,698 1,358,541
*Consensus Cloud Solutions, Inc. 2,093 46,423
Corning, Inc. 196,105 9,332,637
*Corsair Gaming, Inc. 7,538 48,356

22
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Crane NXT Co. 9,297 $ 504,548
*Credo Technology Group
Holding, Ltd. 25,569 963,951
*Crowdstrike Holdings, Inc., Class
A 49,345 14,649,050
*CS Disco, Inc. 2,692 15,829
CTS Corp. 10,300 509,747
*Daily Journal Corp. 238 115,430
*Daktronics, Inc. 6,344 82,662
#*Data I/O Corp. 3,489 9,455
*Data Storage Corp. 2,811 9,670
*Datadog, Inc., Class A 64,428 8,081,848
Dell Technologies, Inc., Class C 61,245 7,571,719
*Diebold Nixdorf, Inc. 4,054 187,619
*Digi International, Inc. 13,724 397,584
#*DigitalOcean Holdings, Inc. 18,301 724,354
*Diodes, Inc. 8,668 506,905
*DocuSign, Inc. 41,483 2,878,091
Dolby Laboratories, Inc., Class A 11,078 807,586
*DoubleVerify Holdings, Inc. 5,970 101,789
*Dropbox, Inc., Class A 46,008 1,189,307
*DXC Technology Co. 39,160 777,718
*Dynatrace, Inc. 66,218 3,562,528
*E2open Parent Holdings, Inc. 37,711 110,493
*Eastman Kodak Co. 8,475 40,002
*eGain Corp. 1,372 6,750
*Elastic NV 16,538 1,326,844
*Electro-Sensors, Inc. 1,305 5,155
*Enfusion, Inc., Class A 3,043 27,113
*Enphase Energy, Inc. 32,234 2,676,711
Entegris, Inc. 31,026 3,248,732
*Envestnet, Inc. 7,421 465,890
*EPAM Systems, Inc. 10,648 2,008,745
*ePlus, Inc. 4,972 442,259
*EverCommerce, Inc. 8,840 92,997
*Everspin Technologies, Inc. 1,449 8,955
*Extreme Networks, Inc. 22,855 341,225
*F5, Inc. 11,693 2,734,759
*Fabrinet 6,953 1,675,464
*Fair Isaac Corp. 4,989 9,943,626
*FARO Technologies, Inc. 2,865 50,252
*Fastly, Inc., Class A 13,828 99,976
*First Solar, Inc. 19,939 3,877,737
*Five9, Inc. 7,842 231,574
*Flex, Ltd. 87,275 3,025,824
*FormFactor, Inc. 15,015 570,270
*Fortinet, Inc. 136,482 10,735,674
*Franklin Wireless Corp. 3,560 14,667
Frequency Electronics, Inc. 1,270 16,027
*Freshworks, Inc., Class A 16,466 192,652
*Gartner, Inc. 17,691 8,889,727
Gen Digital, Inc. 118,579 3,451,835
#*GLOBALFOUNDRIES, Inc. 14,450 527,425
#*Globant SA 8,196 1,720,258
*GoDaddy, Inc., Class A 36,726 6,125,897
*Grid Dynamics Holdings, Inc. 10,468 166,651
*GSI Technology, Inc. 2,032 6,462
*Guidewire Software, Inc. 15,570 2,900,068
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Hackett Group, Inc. (The) 5,500 $ 133,760
*Harmonic, Inc. 21,368 236,971
*HashiCorp, Inc., Class A 20,102 680,654
Hewlett Packard Enterprise Co. 254,424 4,958,724
HP, Inc. 216,214 7,679,921
*HubSpot, Inc. 10,026 5,562,325
*Ichor Holdings, Ltd. 8,788 239,561
#Immersion Corp. 3,880 32,708
#*indie Semiconductor, Inc.,
Class A 29,387 97,271
*Infinera Corp. 35,569 239,024
*Informatica, Inc., Class A 9,833 268,441
Information Services Group, Inc. 6,130 18,819
#*Insight Enterprises, Inc. 5,573 974,829
#*Instructure Holdings, Inc. 1,451 34,157
*Intapp, Inc. 9,736 488,455
Intel Corp. 840,500 18,087,560
#InterDigital, Inc. 4,951 744,828
International Business Machines
Corp. 199,084 41,154,644
*inTEST Corp. 2,125 15,236
*Intevac, Inc. 2,384 7,939
Intuit, Inc. 60,755 37,078,777
#*IonQ, Inc. 13,080 196,592
*IPG Photonics Corp. 3,980 322,221
*Iteris, Inc. 3,351 24,094
*Itron, Inc. 8,548 955,324
Jabil, Inc. 23,216 2,857,657
*Jamf Holding Corp. 9,763 162,456
*JFrog, Ltd. 17,695 516,340
Juniper Networks, Inc. 54,089 2,104,062
*Key Tronic Corp. 1,602 9,612
*Keysight Technologies, Inc. 34,269 5,106,424
*Kimball Electronics, Inc. 4,573 81,354
KLA Corp. 28,095 18,717,732
*Knowles Corp. 19,959 345,690
Kulicke & Soffa Industries, Inc. 10,667 478,522
*KVH Industries, Inc. 2,000 9,260
*Kyndryl Holdings, Inc. 47,572 1,088,923
Lam Research Corp. 272,577 20,266,100
*Lantronix, Inc. 1,100 4,301
*Lattice Semiconductor Corp. 24,960 1,264,474
Littelfuse, Inc. 4,970 1,215,811
*LiveRamp Holdings, Inc. 13,363 334,476
Logility Supply Chain Solutions,
Inc. 4,806 50,703
#*Lumentum Holdings, Inc. 13,199 843,020
#*Luna Innovations, Inc. 3,130 4,852
*MACOM Technology Solutions
Holdings, Inc. 11,161 1,254,496
*Manhattan Associates, Inc. 12,832 3,379,436
#*MARA Holdings, Inc. 42,759 717,068
Marvell Technology, Inc. 176,245 14,118,987
*Matterport, Inc. 39,589 180,526
*MaxLinear, Inc. 23,070 299,218
*Meridianlink, Inc. 3,351 73,588
Methode Electronics, Inc. 5,366 46,792
Microchip Technology, Inc. 112,497 8,253,905

23
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Micron Technology, Inc. 231,988 $ 23,117,604
Microsoft Corp. 1,507,281 612,483,634
*Mirion Technologies, Inc. 40,004 592,059
*Mitek Systems, Inc. 7,712 66,246
MKS Instruments, Inc. 14,033 1,393,898
#*MongoDB, Inc. 11,226 3,035,510
Monolithic Power Systems, Inc. 10,562 8,019,727
Motorola Solutions, Inc. 35,265 15,846,328
*N-able, Inc. 10,823 132,365
#Napco Security Technologies,
Inc. 7,733 297,566
#*Navitas Semiconductor Corp. 20,055 49,536
*nCino, Inc. 60,580 2,259,634
*NCR Voyix Corp. 24,822 317,970
NetApp, Inc. 40,507 4,670,862
*NETGEAR, Inc. 4,894 107,276
*NetScout Systems, Inc. 12,254 257,702
*nLight, Inc. 7,962 99,366
*Novanta, Inc. 7,347 1,250,753
*Nutanix, Inc., Class A 63,311 3,931,613
NVE Corp. 745 56,151
NVIDIA Corp. 5,244,835 696,304,295
NXP Semiconductors NV 52,935 12,413,258
*Okta, Inc. 34,821 2,503,282
*Olo, Inc., Class A 22,284 111,643
*ON Semiconductor Corp. 79,499 5,603,885
*ON24, Inc. 2,745 16,607
*OneSpan, Inc. 8,543 142,497
*Onto Innovation, Inc. 9,527 1,889,490
*Ooma, Inc. 2,074 24,805
*Optical Cable Corp. 3,184 7,801
Oracle Corp. 352,067 59,090,925
*OSI Systems, Inc. 3,312 437,880
#*Ouster, Inc. 6,960 46,145
*Palantir Technologies, Inc.,
Class A 442,756 18,400,939
*Palo Alto Networks, Inc. 68,095 24,536,671
#*PAR Technology Corp. 7,127 420,422
PC Connection, Inc. 3,535 225,003
*PDF Solutions, Inc. 5,361 151,824
Pegasystems, Inc. 9,651 766,675
#*Penguin Solutions, Inc. 10,537 158,582
*Photronics, Inc. 12,745 290,586
*Plexus Corp. 8,316 1,198,336
Power Integrations, Inc. 10,762 650,348
#*Powerfleet, Inc. 13,719 69,007
*Procore Technologies, Inc. 18,617 1,222,206
Progress Software Corp. 9,622 616,674
*PTC, Inc. 26,865 4,978,890
*Pure Storage, Inc., Class A 62,830 3,144,641
*Q2 Holdings, Inc. 11,844 1,002,713
*Qorvo, Inc. 18,148 1,293,226
QUALCOMM, Inc. 232,449 37,835,724
*Qualys, Inc. 6,566 782,930
*Rambus, Inc. 20,265 969,072
*Red Violet, Inc. 1,178 35,434
*Ribbon Communications, Inc. 12,613 44,902
Richardson Electronics, Ltd. 978 13,438
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*RingCentral, Inc., Class A 13,225 $ 476,232
#*Riot Platforms, Inc. 9,510 87,872
*Rogers Corp. 3,186 319,492
Roper Technologies, Inc. 20,932 11,255,764
Salesforce, Inc. 205,930 60,001,824
*Samsara, Inc., Class A 42,056 2,009,856
*Sanmina Corp. 10,611 743,831
Sapiens International Corp. NV 6,100 224,968
*ScanSource, Inc. 5,598 237,411
Seagate Technology Holdings
PLC 39,759 3,990,611
*SecureWorks Corp., Class A 1,492 12,488
*SEMrush Holdings, Inc., Class A 5,187 68,002
*Semtech Corp. 11,325 500,452
*SentinelOne, Inc., Class A 54,135 1,396,142
*ServiceNow, Inc. 43,875 40,934,936
*Silicon Laboratories, Inc. 6,581 683,503
*SiTime Corp. 3,753 634,295
Skyworks Solutions, Inc. 32,364 2,834,439
#*SmartRent, Inc. 13,265 22,418
*Smartsheet, Inc., Class A 25,591 1,443,844
*Snowflake, Inc., Class A 49,073 5,634,562
#*SolarEdge Technologies, Inc. 134 2,286
SolarWinds Corp. 10,355 135,443
*Sono-Tek Corp. 1,633 6,957
*SoundThinking, Inc. 651 6,894
#*Sprinklr, Inc., Class A 8,344 61,996
*SPS Commerce, Inc. 9,796 1,616,340
#*Stratasys, Ltd. 966 6,907
#*Super Micro Computer, Inc. 102,860 2,994,255
*Synaptics, Inc. 7,502 515,162
*Synopsys, Inc. 31,537 16,197,719
Taitron Components, Inc. 2,996 8,449
TD SYNNEX Corp. 16,235 1,872,707
TE Connectivity PLC 60,347 8,896,355
*Teledyne Technologies, Inc. 9,540 4,343,753
*Telos Corp. 6,836 23,994
*Teradata Corp. 16,671 537,306
Teradyne, Inc. 33,042 3,509,391
#*Terawulf, Inc. 121,115 789,670
Texas Instruments, Inc. 190,877 38,778,571
#*Thoughtworks Holding, Inc. 13,713 60,886
*TransAct Technologies, Inc. 1,450 6,221
*Trimble, Inc. 50,247 3,039,943
*TTM Technologies, Inc. 24,870 558,083
*Turtle Beach Corp. 1,843 29,433
*Twilio, Inc., Class A 32,573 2,627,012
*Tyler Technologies, Inc. 9,472 5,736,148
*UiPath, Inc., Class A 50,050 618,618
*Ultra Clean Holdings, Inc. 12,731 425,852
*Unisys Corp. 7,687 53,117
Universal Display Corp. 8,807 1,588,078
*Varonis Systems, Inc. 18,545 934,112
#*Veeco Instruments, Inc. 14,973 430,923
*Verint Systems, Inc. 13,239 281,991
*VeriSign, Inc. 17,858 3,158,009
#*Vertex, Inc., Class A 9,517 395,051
*Viant Technology, Inc., Class A 1,368 15,965

24
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Viasat, Inc. 101,356 $ 973,018
*Viavi Solutions, Inc. 46,338 427,236
Vishay Intertechnology, Inc. 22,530 382,109
*Vishay Precision Group, Inc. 1,973 45,793
Vontier Corp. 31,786 1,178,625
*Western Digital Corp. 71,536 4,672,016
*WidePoint Corp. 3,222 11,793
#*Wolfspeed, Inc. 6,757 89,936
*Workday, Inc., Class A 44,687 10,450,055
Xerox Holdings Corp. 23,111 188,817
*Xperi, Inc. 7,265 66,329
*Yext, Inc. 43,500 314,940
*Zebra Technologies Corp. 12,387 4,731,462
*Zoom Video Communications,
Inc., Class A 50,550 3,778,107
*Zscaler, Inc. 18,572 3,357,632
*Zuora, Inc., Class A 20,109 199,079
TOTAL INFORMATION
TECHNOLOGY 3,386,558,825
MATERIALS — (2.6%)
AdvanSix, Inc. 12,422 352,412
Air Products and Chemicals, Inc. 46,456 14,425,982
#Albemarle Corp. 18,883 1,788,787
Alcoa Corp. 50,715 2,033,164
Alpha Metallurgical Resources,
Inc. 2,139 445,554
*Alto Ingredients, Inc. 4,136 7,362
Amcor PLC 295,407 3,287,880
American Vanguard Corp. 2,478 12,960
AptarGroup, Inc. 13,573 2,279,042
#*Arcadium Lithium PLC 59,945 323,104
Arch Resources, Inc. 3,484 511,312
Ardagh Metal Packaging SA 12,115 44,583
*Arq, Inc. 1,521 8,913
Ashland, Inc. 9,340 789,884
*Aspen Aerogels, Inc. 30,702 547,724
*ATI, Inc. 26,176 1,379,737
Avery Dennison Corp. 16,556 3,427,589
Avient Corp. 18,034 840,565
*Axalta Coating Systems, Ltd. 53,584 2,031,905
Balchem Corp. 6,245 1,044,976
Ball Corp. 58,444 3,462,807
Berry Global Group, Inc. 23,943 1,686,784
*Bioceres Crop Solutions Corp. 634 4,260
Cabot Corp. 10,936 1,179,229
Caledonia Mining Corp. PLC 1,296 19,323
Carpenter Technology Corp. 9,672 1,445,964
Celanese Corp. 22,245 2,802,203
*Century Aluminum Co. 13,618 240,358
CF Industries Holdings, Inc. 43,184 3,551,020
Chemours Co. (The) 26,578 482,656
*Clearwater Paper Corp. 3,774 95,067
*Cleveland-Cliffs, Inc. 93,857 1,218,264
*Coeur Mining, Inc. 73,175 471,247
Commercial Metals Co. 24,734 1,330,689
#Compass Minerals International,
Inc. 7,912 97,397
*Core Molding Technologies, Inc. 389 5,854
Shares Value†
MATERIALS — (Continued)
Corteva, Inc. 155,440 $ 9,469,405
CRH PLC 149,572 14,273,656
Crown Holdings, Inc. 24,355 2,278,410
Dow, Inc. 142,953 7,059,019
DuPont de Nemours, Inc. 94,177 7,815,749
Eagle Materials, Inc. 6,723 1,919,148
Eastman Chemical Co. 33,929 3,565,599
Ecolab, Inc. 53,576 13,165,230
*Ecovyst, Inc. 25,697 171,142
Element Solutions, Inc. 44,745 1,212,589
Ferroglobe PLC 8,760 36,704
FMC Corp. 43,415 2,821,541
Freeport-McMoRan, Inc. 306,722 13,808,624
Friedman Industries, Inc. 1,479 20,632
*Gatos Silver, Inc. 6,791 125,973
#Graphic Packaging Holding Co. 70,975 2,005,754
Greif, Inc., Class A 5,032 314,198
Greif, Inc., Class B 290 19,410
#Hawkins, Inc. 3,739 399,699
Haynes International, Inc. 2,114 127,601
HB Fuller Co. 10,842 793,418
Hecla Mining Co. 116,639 756,987
Huntsman Corp. 33,070 727,540
*Idaho Strategic Resources, Inc. 1,512 24,252
*Ingevity Corp. 7,879 329,263
Innospec, Inc. 4,997 538,577
International Flavors &
Fragrances, Inc. 53,015 5,271,281
#International Paper Co. 70,759 3,929,955
*Intrepid Potash, Inc. 1,068 26,796
Kaiser Aluminum Corp. 3,371 250,330
*Knife River Corp. 15,138 1,473,230
Koppers Holdings, Inc. 3,685 125,327
Kronos Worldwide, Inc. 3,012 34,758
Linde PLC 102,183 46,610,775
Louisiana-Pacific Corp. 13,827 1,367,490
*LSB Industries, Inc. 7,324 60,057
LyondellBasell Industries NV,
Class A 52,807 4,586,288
Martin Marietta Materials, Inc. 11,990 7,102,157
Materion Corp. 3,998 406,317
Mativ Holdings, Inc. 10,532 162,719
*McEwen Mining, Inc. 22,541 214,365
Mercer International, Inc. 5,736 37,399
*Metallus, Inc. 6,880 96,939
Minerals Technologies, Inc. 6,302 474,478
Mosaic Co. (The) 55,892 1,495,670
#*MP Materials Corp. 6,120 110,099
Myers Industries, Inc. 5,149 60,655
NewMarket Corp. 1,426 748,607
Newmont Corp. 253,338 11,511,679
Northern Technologies
International Corp. 600 7,626
Nucor Corp. 47,363 6,717,968
*O-I Glass, Inc. 25,797 286,605
Olin Corp. 23,136 949,270
Olympic Steel, Inc. 1,650 59,202
Orion SA 16,297 244,292

25
Dimensional U.S. Equity Market ETF
continued
Shares Value†
MATERIALS — (Continued)
Packaging Corp. of America 18,292 $ 4,187,770
Pactiv Evergreen, Inc. 6,029 68,369
*Perimeter Solutions SA 36,373 483,033
PPG Industries, Inc. 48,803 6,076,462
#Quaker Chemical Corp. 2,580 391,076
Radius Recycling, Inc. 5,286 85,580
#Ramaco Resources, Inc., Class
A 4,422 44,883
Ramaco Resources, Inc., Class B 266 2,719
*Ranpak Holdings Corp. 5,983 36,377
*Rayonier Advanced Materials,
Inc. 11,466 91,269
Reliance, Inc. 11,352 3,250,532
Royal Gold, Inc. 12,408 1,812,312
RPM International, Inc. 36,789 4,676,250
Ryerson Holding Corp. 5,371 117,034
Sealed Air Corp. 30,545 1,105,118
Sensient Technologies Corp. 7,314 552,061
Sherwin-Williams Co. (The) 51,998 18,655,322
Silgan Holdings, Inc. 17,640 912,694
#*Smith-Midland Corp. 371 12,762
Smurfit WestRock PLC, GDR 107,925 5,558,138
Sonoco Products Co. 21,483 1,128,287
#Southern Copper Corp. 16,911 1,852,600
Steel Dynamics, Inc. 29,832 3,893,076
Stepan Co. 5,776 417,836
*Summit Materials, Inc., Class A 23,507 1,114,467
SunCoke Energy, Inc. 14,888 153,495
Sylvamo Corp. 6,726 571,845
*Tredegar Corp. 5,454 42,268
TriMas Corp. 7,674 206,047
Tronox Holdings PLC 48,763 591,008
United States Lime & Minerals,
Inc. 1,765 199,057
#United States Steel Corp. 78,269 3,040,751
*Universal Stainless & Alloy
Products, Inc. 1,287 56,268
*US Gold Corp. 2,865 17,620
Vulcan Materials Co. 29,745 8,148,048
#Warrior Met Coal, Inc. 8,900 561,857
Westlake Corp. 8,804 1,161,600
Worthington Steel, Inc. 5,620 214,909
TOTAL MATERIALS 303,369,811
REAL ESTATE — (0.2%)
*Anywhere Real Estate, Inc. 16,328 63,026
*CBRE Group, Inc., Class A 67,237 8,806,030
*CKX Lands, Inc. 777 10,072
*Compass, Inc., Class A 61,827 392,601
*Comstock Holding Cos., Inc. 101 1,163
*CoStar Group, Inc. 85,801 6,245,455
*Cushman & Wakefield PLC 43,610 590,916
*Douglas Elliman, Inc. 7,294 14,661
*Forestar Group, Inc. 4,092 129,184
*FRP Holdings, Inc. 2,426 70,354
*Howard Hughes Holdings, Inc. 6,107 464,376
*J.W. Mays, Inc. 100 4,400
*Jones Lang LaSalle, Inc. 10,210 2,766,502
Kennedy-Wilson Holdings, Inc. 18,886 201,891
Shares Value†
REAL ESTATE — (Continued)
Marcus & Millichap, Inc. 5,259 $ 199,001
Newmark Group, Inc., Class A 29,340 439,807
#*Opendoor Technologies, Inc. 101,738 178,041
*Rafael Holdings, Inc., Class B 922 1,706
*RE/MAX Holdings, Inc. 1,235 15,116
RMR Group, Inc. (The), Class A 2,835 68,238
#*Seaport Entertainment Group,
Inc. 679 18,435
St. Joe Co. (The) 6,176 319,299
*Tejon Ranch Co. 2,974 47,316
*Zillow Group, Inc., Class A 11,298 655,849
*Zillow Group, Inc., Class C 30,190 1,814,117
TOTAL REAL ESTATE 23,517,556
UTILITIES — (2.4%)
AES Corp. (The) 137,960 2,274,960
ALLETE, Inc. 9,779 624,976
Alliant Energy Corp. 53,708 3,222,480
*Altus Power, Inc. 10,909 37,527
Ameren Corp. 52,940 4,611,603
American Electric Power Co., Inc. 118,613 11,713,034
American States Water Co. 7,002 577,385
American Water Works Co., Inc. 39,104 5,400,653
Artesian Resources Corp., Class
A 1,014 33,979
Atmos Energy Corp. 40,760 5,656,673
Avista Corp. 16,324 611,823
Black Hills Corp. 14,067 832,626
Brookfield Renewable Corp.,
Class A 32,745 1,001,342
California Water Service Group 11,849 615,674
#CenterPoint Energy, Inc. 155,475 4,591,177
Chesapeake Utilities Corp. 4,226 506,232
Clearway Energy, Inc., Class A 7,823 208,405
Clearway Energy, Inc., Class C 14,779 419,428
CMS Energy Corp. 58,739 4,088,822
Consolidated Edison, Inc. 70,263 7,144,342
Consolidated Water Co., Ltd. 3,513 83,469
Constellation Energy Corp. 66,650 17,526,284
Dominion Energy, Inc. 183,369 10,915,957
DTE Energy Co. 41,251 5,124,199
Duke Energy Corp. 160,979 18,556,049
Edison International 80,038 6,595,131
Entergy Corp. 42,881 6,637,121
Essential Utilities, Inc. 50,442 1,947,061
Evergy, Inc. 45,309 2,738,476
Eversource Energy 71,392 4,701,163
Exelon Corp. 225,163 8,848,906
FirstEnergy Corp. 113,760 4,758,581
Genie Energy, Ltd., Class B 4,460 70,111
Global Water Resources, Inc. 752 9,392
*Hawaiian Electric Industries, Inc. 34,799 357,386
IDACORP, Inc. 10,583 1,095,129
MGE Energy, Inc. 7,198 651,347
Middlesex Water Co. 3,224 197,276
*Montauk Renewables, Inc. 9,108 50,367
National Fuel Gas Co. 16,937 1,025,197
New Jersey Resources Corp. 19,389 889,761
NextEra Energy, Inc. 438,620 34,760,635

26
Dimensional U.S. Equity Market ETF
continued
Shares Value†
UTILITIES — (Continued)
NiSource, Inc. 93,105 $ 3,273,572
Northwest Natural Holding Co. 7,979 310,303
Northwestern Energy Group, Inc. 13,286 710,269
NRG Energy, Inc. 41,767 3,775,737
OGE Energy Corp. 48,743 1,949,233
#ONE Gas, Inc. 11,529 821,672
#Ormat Technologies, Inc. 10,217 807,347
Otter Tail Corp. 7,090 556,707
PG&E Corp. 425,568 8,604,985
#Pinnacle West Capital Corp. 21,179 1,859,728
Portland General Electric Co. 20,205 957,717
PPL Corp. 147,120 4,790,227
Public Service Enterprise Group,
Inc. 116,892 10,451,314
*Pure Cycle Corp. 1,282 13,487
RGC Resources, Inc. 300 6,141
Sempra 140,967 11,752,419
SJW Group 6,658 370,584
Southern Co. (The) 236,303 21,510,662
Southwest Gas Holdings, Inc. 12,223 895,335
Spire, Inc. 11,480 733,113
#*Sunnova Energy International,
Inc. 9,912 60,166
TXNM Energy, Inc. 16,579 721,850
UGI Corp. 46,494 1,111,672
Unitil Corp. 2,794 161,745
Vistra Corp. 73,897 9,234,169
Shares Value†
UTILITIES — (Continued)
WEC Energy Group, Inc. 66,624 $ 6,364,591
Xcel Energy, Inc. 114,007 7,616,808
York Water Co. (The) 1,911 67,210
TOTAL UTILITIES 281,200,902
TOTAL COMMON STOCKS 11,312,129,335
RIGHTS/WARRANTS — ( 0.0% )
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. 1/2/2026 6,708 104,711
#*<Albireo Pharma, Inc. 3/2/2026 2,674 15,536
*<Chinook Therapeutics, Inc. 8,416 10,520
*<Mirati Therapeutics 5,963 17,770
*OmniAb Operations, Inc. 1,104 –
*OmniAb Operations, Inc. 1,104 –
TOTAL HEALTH CARE 148,537
INDUSTRIALS — (0.0%)
*<Communications Systems 225 110
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc. 3,911 5,554
TOTAL RIGHTS/WARRANTS 154,201
TOTAL INVESTMENT SECURITIES — (98.7%)
(Cost $5,159,873,109) 11,312,283,536
SECURITIES LENDING COLLATERAL — (1.3%)
@§The DFA Short Term
Investment Fund 12,429,376 143,758,165
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,303,631,274) $ 11,456,041,701
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 1,009,379,965 $ — $ — $ 1,009,379,965
Consumer Discretionary ................ 1,203,902,102 — — 1,203,902,102
Consumer Staples .................... 640,761,940 — — 640,761,940
Energy ............................. 409,962,296 — — 409,962,296
Financials ........................... 1,633,457,007 — — 1,633,457,007
Health Care ......................... 1,284,729,717 — 17,539 1,284,747,256
Industrials ........................... 1,135,057,986 213,689 — 1,135,271,675
Information Technology ................ 3,386,558,825 — — 3,386,558,825
Materials ........................... 303,369,811 — — 303,369,811
Real Estate .......................... 23,517,556 — — 23,517,556
Utilities ............................. 281,200,902 — — 281,200,902
Rights/Warrants
Health Care ......................... — — 148,537 148,537
Industrials ........................... — — 110 110

27
Dimensional U.S. Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Materials ........................... $ — $ — $ 5,554 $ 5,554
Securities Lending Collateral .............. — 143,758,165 — 143,758,165
Total Investments ....................... $11,311,898,107 $143,971,854 $171,740> $11,456,041,701
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

28
Dimensional U.S. Small Cap ETF
SCHEDULE OF INVESTMENTS
October 31, 2024
Shares Value†
COMMON STOCKS — ( 91.7% )
COMMUNICATION SERVICES — (2.5%)
#*Advantage Solutions, Inc. 296,656 $ 907,767
#*Altice USA, Inc., Class A 246,733 599,561
#*AMC Networks, Inc., Class A 74,782 605,734
#*Angi, Inc. 69,450 165,291
*Anterix, Inc. 42,691 1,386,604
*Atlanta Braves Holdings, Inc. 52,698 2,082,098
#*Atlanta Braves Holdings, Inc. 19,471 818,950
ATN International, Inc. 36,263 760,072
*Bandwidth, Inc., Class A 57,755 1,126,222
*Boston Omaha Corp., Class A 70,651 1,042,809
*Bumble, Inc., Class A 133,160 942,773
#Cable One, Inc. 12,491 4,266,426
#*Cardlytics, Inc. 117,252 505,356
*Cargurus, Inc. 239,288 7,422,714
*Cars.com, Inc. 173,591 2,775,720
#*Cinemark Holdings, Inc. 348,088 10,355,618
*Consolidated Communications
Holdings, Inc. 182,247 844,715
*Creative Realities, Inc. 3,000 12,420
*Cumulus Media, Inc., Class A 38,712 45,293
*DHI Group, Inc. 99,034 162,416
*E.W. Scripps Co. (The), Class A 177,470 595,412
#*EchoStar Corp., Class A 338 8,470
#Emerald Holding, Inc. 29,070 114,536
Entravision Communications
Corp., Class A 125,126 290,292
*Eventbrite, Inc., Class A 156,313 500,202
*EverQuote, Inc., Class A 45,372 815,788
*Frontier Communications Parent,
Inc. 319,423 11,412,984
*Gaia, Inc. 18,204 97,027
*Gambling.com Group, Ltd. 75,822 730,166
*Gannett Co., Inc. 339,507 1,592,288
#*Gogo, Inc. 148,311 971,437
Gray Television, Inc. 207,348 1,183,957
Gray Television, Inc., Class A 912 7,497
*Harte Hanks, Inc. 9,013 64,082
IDT Corp., Class B 62,080 2,913,414
#*IMAX Corp. 153,627 3,733,136
#*Integral Ad Science Holding
Corp. 328,088 3,884,562
Iridium Communications, Inc. 211,693 6,208,956
John Wiley & Sons, Inc., Class A 106,447 5,247,837
*Lee Enterprises, Inc. 1,636 29,284
*Liberty Broadband Corp., Class
A 12,694 1,018,440
*Liberty Broadband Corp., Class
C 128,169 10,358,618
*Liberty Global, Ltd., Class A 258,507 5,121,024
#*Liberty Global, Ltd., Class C 201,377 4,152,394
*Liberty Latin America, Ltd., Class
A 90,869 889,607
*Liberty Latin America, Ltd., Class
C 368,460 3,566,693
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Lions Gate Entertainment Corp.,
Class A 163,176 $ 1,289,090
#*Lions Gate Entertainment
Corp., Class B 268,798 1,895,026
*Lumen Technologies, Inc. 691,907 4,421,286
*Madison Square Garden
Entertainment Corp. 90,483 3,774,046
*Madison Square Garden Sports
Corp. 35,321 7,865,987
*Magnite, Inc. 382,943 4,779,129
Marcus Corp. (The) 65,502 1,236,023
*Match Group, Inc. 383,191 13,806,372
New York Times Co. (The), Class
A 277,174 15,477,396
Nexstar Media Group, Inc. 67,925 11,949,366
*Nextdoor Holdings, Inc. 311,892 754,779
*Outbrain, Inc. 4,853 20,819
#Paramount Global, Class A 2,622 57,396
#Paramount Global, Class B 140,957 1,542,070
Playtika Holding Corp. 111,678 874,439
*PubMatic, Inc., Class A 94,929 1,395,931
*QuinStreet, Inc. 131,444 2,760,324
*Reading International, Inc., Class
A 41,940 64,588
*Reading International, Inc., Class
B 2,238 14,569
*Reservoir Media, Inc. 21,877 182,235
Saga Communications, Inc.,
Class A 15,323 214,675
Scholastic Corp. 67,477 1,675,454
Shenandoah Telecommunications
Co. 125,125 1,731,730
#Shutterstock, Inc. 81,831 2,625,957
#Sinclair, Inc. 96,704 1,670,078
*Skillz, Inc. 3,692 21,303
*SPAR Group, Inc. 3,370 8,122
#*Sphere Entertainment Co. 80,331 3,358,639
Spok Holdings, Inc. 45,399 706,862
*Stagwell, Inc. 209,137 1,298,741
*TechTarget, Inc. 68,559 1,984,440
#TEGNA, Inc. 452,535 7,435,150
Telephone and Data Systems,
Inc. 380,796 11,328,681
*Thryv Holdings, Inc. 83,140 1,195,553
Townsquare Media, Inc., Class A 18,879 185,014
*Travelzoo 41,062 702,160
*TripAdvisor, Inc. 291,270 4,671,971
*TrueCar, Inc. 223,801 875,062
*United States Cellular Corp. 101,858 6,284,639
*Urban One, Inc. 21,094 22,570
*Vimeo, Inc. 400,370 1,909,765
#*Vivid Seats, Inc., Class A 219,398 892,950
*WideOpenWest, Inc. 113,721 567,468
*Yelp, Inc. 186,108 6,353,727
*Zedge, Inc., Class B 17,133 52,770

29
Dimensional U.S. Small Cap ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Ziff Davis, Inc. 104,886 $ 4,853,075
*ZipRecruiter, Inc. 141,818 1,314,653
*ZoomInfo Technologies, Inc. 498,678 5,510,392
TOTAL COMMUNICATION
SERVICES 245,949,134
CONSUMER DISCRETIONARY — (13.1%)
#*1-800-Flowers.com, Inc., Class
A 87,849 730,904
*1stdibs.com, Inc. 17,735 73,955
*Abercrombie & Fitch Co. 207,762 27,380,954
Academy Sports & Outdoors, Inc. 188,692 9,596,875
*Accel Entertainment, Inc. 49,639 548,015
#Acushnet Holdings Corp. 143,688 8,808,074
*Adient PLC 201,653 3,938,283
ADT, Inc. 1,027,413 7,397,374
*Adtalem Global Education, Inc. 122,336 9,899,429
Advance Auto Parts, Inc. 119,549 4,266,704
#A-Mark Precious Metals, Inc.,
Class A 71,068 2,760,992
AMCON Distributing Co. 369 44,295
*American Axle & Manufacturing
Holdings, Inc. 269,605 1,523,268
American Eagle Outfitters, Inc. 584,461 11,449,591
*American Outdoor Brands, Inc. 36,024 306,924
*American Public Education, Inc. 40,989 621,803
*America's Car-Mart, Inc. 14,736 575,293
*AMMO, Inc. 78,096 84,344
Aramark 214,691 8,121,761
#Arhaus, Inc. 98,576 835,924
Ark Restaurants Corp. 3,459 37,669
Arko Corp. 237,779 1,581,230
*Asbury Automotive Group, Inc. 54,722 12,467,860
Autoliv, Inc. 92,088 8,553,133
*AutoNation, Inc. 92,401 14,365,583
#*Bally's Corp. 62,151 1,084,535
Bassett Furniture Industries, Inc. 22,933 330,006
Bath & Body Works, Inc. 285,980 8,116,112
*Beazer Homes USA, Inc. 60,018 1,846,154
#*Beyond, Inc. 87,873 563,266
*Biglari Holdings, Inc., Class A 46 39,018
*Biglari Holdings, Inc., Class B 4,200 715,302
*BJ's Restaurants, Inc. 62,964 2,335,335
Bloomin' Brands, Inc. 209,972 3,483,435
#*Boot Barn Holdings, Inc. 87,520 10,900,616
BorgWarner, Inc. 354,912 11,935,691
#Bowlero Corp., Class A 50,412 522,772
Boyd Gaming Corp. 48,912 3,389,112
*Bright Horizons Family Solutions,
Inc. 114,549 15,288,855
*Brinker International, Inc. 128,382 13,186,115
#Brunswick Corp. 154,615 12,329,000
Buckle, Inc. (The) 125,132 5,325,618
#Build-A-Bear Workshop, Inc. 40,215 1,531,789
Caleres, Inc. 102,912 3,071,923
#Camping World Holdings, Inc.,
Class A 100,271 2,011,436
Canterbury Park Holding Corp. 6,569 126,125
*Capri Holdings, Ltd. 100,584 1,985,528
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*CarParts.com, Inc. 20,530 $ 17,040
Carriage Services, Inc. 35,978 1,345,217
#Carter's, Inc. 82,588 4,517,564
#Cato Corp. (The), Class A 45,742 298,695
*Cavco Industries, Inc. 21,946 8,993,361
*Century Casinos, Inc. 24,510 82,354
Century Communities, Inc. 98,033 8,691,606
*Champion Homes, Inc. 152,825 13,483,750
#Cheesecake Factory, Inc. (The) 161,956 7,485,606
*Chegg, Inc. 178,128 285,005
#Choice Hotels International, Inc. 79,769 11,128,573
#*Citi Trends, Inc. 30,716 580,225
#Clarus Corp. 66,171 278,580
#Columbia Sportswear Co. 134,001 10,783,060
#*Container Store Group, Inc. The 649 3,011
*ContextLogic, Inc., Class A 2,764 17,938
*Cooper-Standard Holdings, Inc. 87,550 1,098,753
*Coursera, Inc. 353,487 2,456,735
#Cracker Barrel Old Country
Store, Inc. 48,120 2,289,068
Cricut, Inc., Class A 1,996 13,134
*Crocs, Inc. 112,125 12,089,317
*Culp, Inc. 23,287 123,654
Dana, Inc. 328,269 2,517,823
#*Dave & Buster's Entertainment,
Inc. 88,990 3,286,401
*Denny's Corp. 116,320 745,611
#Designer Brands, Inc., Class A 110,112 573,684
*Destination XL Group, Inc. 138,848 371,418
#Dillard's, Inc., Class A 24,542 9,117,844
Dine Brands Global, Inc. 4,100 124,804
*Dorman Products, Inc. 81,942 9,343,846
#*Dream Finders Homes, Inc.,
Class A 77,172 2,303,584
*Duluth Holdings, Inc., Class B 62,789 232,319
*Dutch Bros, Inc., Class A 193,187 6,398,353
*El Pollo Loco Holdings, Inc. 90,083 1,100,814
*Envela Corp. 2,100 11,046
#Escalade, Inc. 20,364 265,343
Ethan Allen Interiors, Inc. 75,997 2,102,837
#*Etsy, Inc. 163,198 8,394,905
*European Wax Center, Inc.,
Class A 104,571 751,865
*Everi Holdings, Inc. 68,197 909,066
*Figs, Inc., Class A 367,123 2,294,519
#*First Watch Restaurant Group,
Inc. 136,797 2,324,865
*Five Below, Inc. 71,754 6,801,562
Flanigan's Enterprises, Inc. 1,877 47,094
Flexsteel Industries, Inc. 12,169 708,479
*Foot Locker, Inc. 221,618 5,139,321
*Fox Factory Holding Corp. 90,964 3,273,794
*Frontdoor, Inc. 183,040 9,095,258
*Full House Resorts, Inc. 37,838 192,595
#*Funko, Inc., Class A 120,228 1,423,500
#*GameStop Corp., Class A 51,620 1,144,932
#Gap, Inc. (The) 763,726 15,862,589
#*Garrett Motion, Inc. 479,361 3,561,652
*Genesco, Inc. 25,447 651,952

30
Dimensional U.S. Small Cap ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Gentex Corp. 311,292 $ 9,435,261
*Gentherm, Inc. 70,949 2,976,311
*G-III Apparel Group, Ltd. 121,301 3,672,994
#*Global Business Travel Group I 24,212 184,738
Golden Entertainment, Inc. 30,591 898,611
*Goodyear Tire & Rubber Co.
(The) 671,391 5,377,842
*GoPro, Inc., Class A 87,941 118,720
Graham Holdings Co., Class B 8,709 7,344,300
*Grand Canyon Education, Inc. 119,825 16,429,206
*Green Brick Partners, Inc. 52,991 3,656,909
Group 1 Automotive, Inc. 39,850 14,518,152
#*Groupon, Inc. 3,844 39,439
#*GrowGeneration Corp. 95,859 196,990
#Guess?, Inc. 123,727 2,102,122
H&R Block, Inc. 338,742 20,233,060
Hamilton Beach Brands Holding
Co., Class A 21,806 602,936
*Hanesbrands, Inc. 802,330 5,576,194
Harley-Davidson, Inc. 282,915 9,039,134
Hasbro, Inc. 169,214 11,105,515
#Haverty Furniture Cos., Inc. 39,365 871,935
Haverty Furniture Cos., Inc.,
Class A 457 10,246
*Helen of Troy, Ltd. 51,313 3,266,072
#*Hilton Grand Vacations, Inc. 194,906 7,188,133
*Holley, Inc. 77,233 200,033
Hooker Furnishings Corp. 47,593 762,916
*Hovnanian Enterprises, Inc.,
Class A 14,761 2,598,526
*Inspired Entertainment, Inc. 57,377 547,377
#Installed Building Products, Inc. 82,580 17,911,602
International Game Technology
PLC 1,324 26,904
#*iRobot Corp. 38,977 340,269
J Jill, Inc. 30,937 739,704
#Jack in the Box, Inc. 44,435 2,188,424
*JAKKS Pacific, Inc. 24,713 779,695
Johnson Outdoors, Inc., Class A 20,961 662,787
KB Home 137,304 10,778,364
#Kohl's Corp. 258,869 4,783,899
#Kontoor Brands, Inc. 129,996 11,131,557
#Krispy Kreme, Inc. 385,582 4,384,067
#*Kura Sushi USA, Inc., Class A 22,396 2,235,569
Lakeland Industries, Inc. 26,176 486,612
*Lands' End, Inc. 72,256 1,137,309
*Landsea Homes Corp. 66,533 690,613
*Latham Group, Inc. 55,900 363,350
Laureate Education, Inc. 685,354 11,774,382
La-Z-Boy, Inc. 114,293 4,348,849
#*Lazydays Holdings, Inc. 12,312 14,036
#LCI Industries 68,310 7,601,537
Lear Corp. 82,012 7,853,469
*Legacy Housing Corp. 30,051 745,265
#Leggett & Platt, Inc. 294,076 3,528,912
#*Leslie's, Inc. 347,018 933,478
Levi Strauss & Co., Class A 143,631 2,454,654
#*LGI Homes, Inc. 62,858 6,383,858
*Life Time Group Holdings, Inc. 287,023 6,394,872
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Lifetime Brands, Inc. 49,404 $ 284,567
*Light & Wonder, Inc. 59,293 5,560,498
*Lincoln Educational Services
Corp. 64,978 862,908
*Lindblad Expeditions Holdings,
Inc. 69,927 660,810
#Lithia Motors, Inc. 36,665 12,186,346
#*Lovesac Co. (The) 35,784 1,043,461
#*Lucid Group, Inc. 427,134 943,966
*M/I Homes, Inc. 42,762 6,482,292
Macy's, Inc. 608,979 9,341,738
*Malibu Boats, Inc., Class A 45,959 2,062,640
Marine Products Corp. 60,013 564,722
*MarineMax, Inc. 51,450 1,498,739
Marriott Vacations Worldwide
Corp. 79,379 6,114,564
*MasterCraft Boat Holdings, Inc. 40,222 698,254
*Mattel, Inc. 552,609 11,262,171
Meritage Homes Corp. 43,894 7,953,593
#*Mister Car Wash, Inc. 333,523 2,504,758
#*Modine Manufacturing Co. 158,728 18,693,397
*Mohawk Industries, Inc. 89,787 12,055,700
Monarch Casino & Resort, Inc. 37,492 2,943,497
Monro, Inc. 57,201 1,567,879
*Motorcar Parts of America, Inc. 46,816 246,720
Movado Group, Inc. 39,638 732,114
Murphy USA, Inc. 18,853 9,208,748
Nathan's Famous, Inc. 12,461 1,049,590
*National Vision Holdings, Inc. 149,270 1,552,408
Newell Brands, Inc. 936,598 8,242,062
Nordstrom, Inc. 365,363 8,260,857
*Norwegian Cruise Line Holdings,
Ltd. 474,368 12,020,485
*ODP Corp. (The) 92,250 2,862,518
#*Ollie's Bargain Outlet Holdings,
Inc. 148,418 13,629,225
*ONE Group Hospitality, Inc.
(The) 45,644 156,102
OneSpaWorld Holdings, Ltd. 241,823 4,234,321
#*OneWater Marine, Inc. 33,118 720,979
#Oxford Industries, Inc. 36,087 2,620,638
#Papa John's International, Inc. 76,096 3,986,669
Patrick Industries, Inc. 68,715 8,656,716
*Penn Entertainment, Inc. 174,800 3,452,300
Perdoceo Education Corp. 264,746 5,917,073
*Petco Health & Wellness Co.,
Inc. 82,370 351,720
*PetMed Express, Inc. 27,788 113,931
Phinia, Inc. 69,730 3,248,023
*Planet Fitness, Inc., Class A 158,995 12,484,287
*Playa Hotels & Resorts NV 337,873 2,871,921
*PlayAGS, Inc. 52,449 609,982
#Polaris, Inc. 95,774 6,695,560
#*Portillo's, Inc., Class A 118,701 1,534,804
*Potbelly Corp. 67,823 500,534
PVH Corp. 130,425 12,841,646
#*QuantumScape Corp. 716,598 3,690,480
RCI Hospitality Holdings, Inc. 20,240 878,821

31
Dimensional U.S. Small Cap ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Red Robin Gourmet Burgers,
Inc. 15,483 $ 88,408
Red Rock Resorts, Inc., Class A 16,620 855,265
#*Revolve Group, Inc. 87,512 2,172,048
*RH 34,056 10,831,511
Rocky Brands, Inc. 19,284 392,237
#*RumbleON, Inc., Class B 3,700 18,648
*Sabre Corp. 638,290 2,042,528
*Sally Beauty Holdings, Inc. 238,719 3,103,347
*Shake Shack, Inc., Class A 97,730 11,890,809
SharkNinja, Inc. 89,962 8,295,396
#Shoe Carnival, Inc. 71,484 2,449,757
Signet Jewelers, Ltd. 127,743 11,711,478
*Six Flags Entertainment Corp. 145,433 5,731,515
*Skechers USA, Inc., Class A 85,059 5,227,726
*Sleep Number Corp. 51,283 702,577
Smith & Wesson Brands, Inc. 128,674 1,666,972
#*Soho House & Co., Inc. 16,047 85,210
#*Solo Brands, Inc., Class A 52,003 65,004
Sonic Automotive, Inc., Class A 65,914 3,739,301
*Sonos, Inc. 287,360 3,600,621
*Sportsman's Warehouse
Holdings, Inc. 74,834 195,317
Standard Motor Products, Inc. 58,119 1,870,851
Steven Madden, Ltd. 171,879 7,729,399
*Stitch Fix, Inc., Class A 236,049 744,735
*Stoneridge, Inc. 65,512 457,929
Strategic Education, Inc. 97,251 8,456,947
*Strattec Security Corp. 9,611 360,893
#*Stride, Inc. 142,473 13,289,881
Sturm Ruger & Co., Inc. 10,133 398,430
Superior Group of Cos., Inc. 36,895 544,201
*Superior Industries International,
Inc. 5,379 14,846
*Sweetgreen, Inc., Class A 232,940 8,409,134
Tapestry, Inc. 95,893 4,550,123
*Target Hospitality Corp. 5,192 38,732
*Taylor Morrison Home Corp. 326,109 22,338,466
Tempur Sealy International, Inc. 268,368 12,857,511
Texas Roadhouse, Inc. 55,944 10,692,017
#Thor Industries, Inc. 134,073 13,954,318
*Tile Shop Holdings, Inc. 88,039 581,938
*Tilly's, Inc., Class A 59,185 237,924
#*Topgolf Callaway Brands Corp. 426,234 4,138,732
*Traeger, Inc. 30,327 94,014
Travel + Leisure Co. 162,340 7,761,475
*Tri Pointe Homes, Inc. 246,650 9,972,059
*Udemy, Inc. 92,704 726,799
*Under Armour, Inc., Class A 424,350 3,628,193
*Under Armour, Inc., Class C 495,436 3,913,944
*Unifi, Inc. 42,916 262,646
#*United Parks & Resorts, Inc. 150,916 7,942,709
*Universal Electronics, Inc. 28,781 253,561
*Universal Technical Institute, Inc. 126,230 2,100,467
Upbound Group, Inc. 132,243 3,866,785
*Urban Outfitters, Inc. 289,100 10,393,145
Vail Resorts, Inc. 50,780 8,413,738
*Valvoline, Inc. 315,894 12,724,210
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Vera Bradley, Inc. 109,367 $ 547,929
#VF Corp. 569,943 11,803,520
*Victoria's Secret & Co. 112,318 3,398,743
*Vista Outdoor, Inc. 202,946 8,923,536
*Visteon Corp. 63,055 5,690,714
#*Vizio Holding Corp., Class A 158,378 1,762,747
*VOXX International Corp. 52,063 403,488
*Warby Parker, Inc., Class A 227,689 3,854,775
Wendy's Co. (The) 485,348 9,275,000
Weyco Group, Inc. 18,968 638,463
#Whirlpool Corp. 83,619 8,655,403
Wingstop, Inc. 27,053 7,782,878
Winmark Corp. 8,529 3,180,379
Winnebago Industries, Inc. 76,701 4,298,324
Wolverine World Wide, Inc. 83,165 1,279,909
#Worthington Enterprises, Inc. 143,557 5,498,233
Wyndham Hotels & Resorts, Inc. 153,298 13,539,279
Wynn Resorts, Ltd. 69,088 6,633,830
#*XPEL, Inc. 53,275 2,054,817
*YETI Holdings, Inc. 186,706 6,573,918
*Zumiez, Inc. 47,176 971,826
TOTAL CONSUMER
DISCRETIONARY 1,266,863,482
CONSUMER STAPLES — (3.6%)
#Alico, Inc. 18,221 446,597
Andersons, Inc. (The) 126,095 5,724,713
B&G Foods, Inc. 196,379 1,673,149
*BellRing Brands, Inc. 304,557 20,048,987
*Boston Beer Co., Inc. (The),
Class A 22,231 6,470,777
*Bridgford Foods Corp. 6,015 53,774
Calavo Growers, Inc. 45,296 1,203,968
Cal-Maine Foods, Inc. 114,827 10,079,514
#*Celsius Holdings, Inc. 2,993 90,029
*Central Garden & Pet Co. 25,790 884,597
*Central Garden & Pet Co., Class
A 126,141 3,675,749
#*Chefs' Warehouse, Inc. (The) 97,742 3,901,861
Coca-Cola Consolidated, Inc. 7,154 8,042,956
*Coty, Inc., Class A 1,084,877 8,071,485
*Darling Ingredients, Inc. 228,927 8,953,335
Dole PLC 120,365 1,943,895
#*Duckhorn Portfolio, Inc. (The) 119,143 1,305,807
Edgewell Personal Care Co. 233,483 8,160,231
#*elf Beauty, Inc. 5,092 535,933
Energizer Holdings, Inc. 172,588 5,534,897
*Farmer Bros Co. 13,316 24,635
Flowers Foods, Inc. 423,829 9,421,719
Fresh Del Monte Produce, Inc. 112,712 3,619,182
*Freshpet, Inc. 155,884 20,660,865
*Grocery Outlet Holding Corp. 221,879 3,172,870
*Hain Celestial Group, Inc. (The) 139,924 1,221,537
#*Herbalife, Ltd. 122,589 925,547
*HF Foods Group, Inc. 2,308 7,893
*Honest Co., Inc. (The) 240,040 892,949
Ingles Markets, Inc., Class A 35,287 2,253,428
Ingredion, Inc. 132,205 17,551,536
Interparfums, Inc. 91,461 11,073,183

32
Dimensional U.S. Small Cap ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
J & J Snack Foods Corp. 44,660 $ 7,329,599
John B Sanfilippo & Son, Inc. 21,830 1,801,193
*Laird Superfood, Inc. 4,653 33,502
Lamb Weston Holdings, Inc. 46,587 3,619,344
Lancaster Colony Corp. 69,142 12,003,051
Lifevantage Corp. 8,933 109,161
*Lifeway Foods, Inc. 3,595 95,663
Limoneira Co. 37,405 959,064
*Mama's Creations, Inc. 82,216 612,509
*Medifast, Inc. 19,589 360,046
#MGP Ingredients, Inc. 49,789 2,391,864
*Mission Produce, Inc. 83,090 980,462
#National Beverage Corp. 154,946 7,002,010
*Natural Alternatives International,
Inc. 16,917 77,311
Natural Grocers by Vitamin
Cottage, Inc. 52,409 1,434,958
*Nature's Sunshine Products, Inc. 41,411 524,263
Nu Skin Enterprises, Inc., Class A 92,441 572,210
Oil-Dri Corp. of America 14,451 980,500
*Olaplex Holdings, Inc. 76,091 135,442
*Pilgrim's Pride Corp. 103,382 5,007,824
*Post Holdings, Inc. 134,279 14,664,610
PriceSmart, Inc. 95,498 7,933,974
Reynolds Consumer Products,
Inc. 279,108 7,521,961
*Rocky Mountain Chocolate
Factory, Inc. 4,755 12,506
Seaboard Corp. 1,992 5,509,892
*Seneca Foods Corp., Class A 18,489 1,143,175
*Seneca Foods Corp., Class B 1,443 90,281
*Simply Good Foods Co. (The) 271,327 9,132,867
SpartanNash Co. 87,336 1,837,549
Spectrum Brands Holdings, Inc. 70,097 6,282,093
*Sprouts Farmers Market, Inc. 298,590 38,347,914
#Tootsie Roll Industries, Inc. 96,150 2,804,695
*TreeHouse Foods, Inc. 159,650 5,808,067
Turning Point Brands, Inc. 46,975 2,218,629
*United Natural Foods, Inc. 144,088 2,930,750
United-Guardian, Inc. 10,372 137,636
Universal Corp. 62,483 3,181,634
*USANA Health Sciences, Inc. 42,628 1,574,678
#Utz Brands, Inc. 184,501 3,177,107
Village Super Market, Inc., Class
A 26,337 751,658
#*Vita Coco Co., Inc. (The) 114,438 3,388,509
*Vital Farms, Inc. 105,183 3,647,746
WD-40 Co. 31,151 8,163,743
Weis Markets, Inc. 63,466 3,991,377
TOTAL CONSUMER STAPLES 347,910,625
ENERGY — (4.7%)
Adams Resources & Energy, Inc. 7,159 199,163
*Amplify Energy Corp. 107,042 708,618
Antero Midstream Corp. 1,112,294 15,983,665
*Antero Resources Corp. 339,245 8,779,661
APA Corp. 131,115 3,094,314
Archrock, Inc. 497,497 9,959,890
Ardmore Shipping Corp. 116,637 1,645,748
Shares Value†
ENERGY — (Continued)
#Atlas Energy Solutions, Inc. 39,852 $ 779,904
Berry Corp. 220,407 1,106,443
*Bristow Group, Inc. 66,267 2,198,076
Cactus, Inc., Class A 154,655 9,169,495
California Resources Corp. 233,781 12,149,599
#*Centrus Energy Corp., Class A 35,806 3,717,021
ChampionX Corp. 271,908 7,673,244
Chord Energy Corp. 44,215 5,531,297
Civitas Resources, Inc. 96,766 4,721,213
*Clean Energy Fuels Corp. 519,639 1,470,578
#*CNX Resources Corp. 467,014 15,892,486
#Comstock Resources, Inc. 675,555 7,809,416
CONSOL Energy, Inc. 86,528 9,597,686
#Core Laboratories, Inc. 106,629 2,015,288
#Crescent Energy Co., Class A 315,625 3,923,219
#CVR Energy, Inc. 232,528 3,697,195
Delek US Holdings, Inc. 146,134 2,289,920
DHT Holdings, Inc. 538,829 5,560,715
*DMC Global, Inc. 47,526 479,537
Dorian LPG, Ltd. 113,389 3,271,273
DT Midstream, Inc. 191,361 17,251,194
Energy Services of America Corp. 22,039 255,212
EnLink Midstream LLC 912,366 13,539,511
Epsilon Energy, Ltd. 47,393 279,145
Evolution Petroleum Corp. 85,571 440,691
Excelerate Energy, Inc., Class A 39,144 934,759
#Expand Energy Corp. 50,256 4,257,688
*Expro Group Holdings NV 272,051 3,468,650
*Forum Energy Technologies, Inc. 25,879 361,788
FutureFuel Corp. 110,514 667,505
*Geospace Technologies Corp. 26,110 292,432
Granite Ridge Resources, Inc. 70,214 416,369
#*Green Plains, Inc. 143,938 1,760,362
*Gulf Island Fabrication, Inc. 13,221 72,848
*Gulfport Energy Corp. 44,707 6,189,237
*Hallador Energy Co. 91,961 913,173
*Helix Energy Solutions Group,
Inc. 484,941 4,485,704
#Helmerich & Payne, Inc. 229,795 7,721,112
HF Sinclair Corp. 79,142 3,055,673
#HighPeak Energy, Inc. 31,178 399,078
*Innovex International, Inc. 77,813 1,104,166
International Seaways, Inc. 156,921 6,832,340
Kinetik Holdings, Inc. 99,758 4,855,222
#*KLX Energy Services Holdings,
Inc. 4,571 20,204
#Kodiak Gas Services, Inc. 27,018 861,334
*Kosmos Energy, Ltd. 1,068,332 4,016,928
Liberty Energy, Inc. 460,312 7,857,526
#*Lightbridge Corp. 11,391 110,721
#Magnolia Oil & Gas Corp., Class
A 415,416 10,501,716
*Mammoth Energy Services, Inc. 26,954 118,598
Matador Resources Co. 263,749 13,743,960
Mexco Energy Corp. 1,439 16,908
Murphy Oil Corp. 294,437 9,268,877
#*Nabors Industries, Ltd. 21,895 1,629,207
NACCO Industries, Inc., Class A 16,120 504,717

33
Dimensional U.S. Small Cap ETF
continued
Shares Value†
ENERGY — (Continued)
*Natural Gas Services Group, Inc. 35,875 $ 702,074
*NCS Multistage Holdings, Inc. 1,332 24,695
#New Fortress Energy, Inc. 170,053 1,430,146
*Newpark Resources, Inc. 244,229 1,626,565
#Noble Corp. PLC 259,245 8,290,655
#Nordic American Tankers, Ltd. 600,134 1,962,438
#Northern Oil & Gas, Inc. 246,822 8,947,298
NOV, Inc. 588,671 9,130,287
*Oceaneering International, Inc. 329,954 8,050,878
*Oil States International, Inc. 147,706 698,649
*OPAL Fuels, Inc., Class A 5,354 19,596
*Par Pacific Holdings, Inc. 127,549 1,970,632
PBF Energy, Inc., Class A 272,175 7,762,431
Peabody Energy Corp. 299,022 7,855,308
PHX Minerals, Inc. 106,528 384,566
*PrimeEnergy Resources Corp. 852 140,537
#*ProFrac Holding Corp., Class A 15,607 92,940
*ProPetro Holding Corp. 292,896 2,023,911
Range Resources Corp. 347,754 10,443,053
Ranger Energy Services, Inc. 37,306 484,232
*REX American Resources Corp. 45,913 2,053,688
Riley Exploration Permian, Inc. 10,912 291,460
#RPC, Inc. 488,419 2,774,220
SandRidge Energy, Inc. 54,388 603,163
Scorpio Tankers, Inc. 143,177 8,342,924
*SEACOR Marine Holdings, Inc. 64,431 438,131
*Seadrill, Ltd. 167,678 6,598,129
Select Water Solutions, Inc. 301,019 3,190,801
SFL Corp., Ltd. 354,404 3,760,226
#Sitio Royalties Corp., Class A 93,635 2,087,124
SM Energy Co. 336,598 14,127,018
Solaris Energy Infrastructure, Inc. 69,978 919,511
*Talos Energy, Inc. 373,495 3,817,119
TechnipFMC PLC 178,595 4,766,701
*Teekay Corp., Ltd. 262,252 2,195,049
#*Teekay Tankers, Ltd., Class A 89,971 4,289,817
*TETRA Technologies, Inc. 297,794 997,610
#*Tidewater, Inc. 137,091 8,235,056
#*Transocean, Ltd. 1,853,765 8,045,340
#*Uranium Energy Corp. 952,983 7,071,134
VAALCO Energy, Inc. 59,875 319,733
#*Valaris, Ltd. 146,833 7,429,750
#*Vital Energy, Inc. 63,482 1,731,154
#Vitesse Energy, Inc. 54,183 1,347,531
#W&T Offshore, Inc. 205,772 438,294
Weatherford International PLC 121,644 9,609,876
#World Kinect Corp. 148,486 3,882,909
TOTAL ENERGY 453,033,578
FINANCIALS — (19.6%)
1st Source Corp. 57,784 3,422,546
*Acacia Research Corp. 171,017 772,997
ACNB Corp. 13,131 551,502
Affiliated Managers Group, Inc. 99,340 19,262,026
Alerus Financial Corp. 30,182 610,582
Amalgamated Financial Corp. 72,440 2,402,473
*Ambac Financial Group, Inc. 118,143 1,336,197
Amerant Bancorp, Inc. 72,568 1,547,150
Shares Value†
FINANCIALS — (Continued)
*American Coastal Insurance
Corp. 24,626 $ 299,206
Ameris Bancorp 211,968 13,139,896
AMERISAFE, Inc. 54,924 2,968,642
AmeriServ Financial, Inc. 40,106 111,896
Ames National Corp. 11,094 188,543
Arrow Financial Corp. 44,239 1,262,581
Artisan Partners Asset
Management, Inc., Class A 161,548 7,124,267
Associated Banc-Corp. 433,493 10,291,124
Associated Capital Group, Inc.,
Class A 1,556 55,689
Assurant, Inc. 10,977 2,104,291
Assured Guaranty, Ltd. 222,982 18,610,078
Atlantic American Corp. 4,900 7,791
#Atlantic Union Bankshares Corp. 270,254 10,215,601
*Atlanticus Holdings Corp. 33,032 1,228,460
Auburn National Bancorp, Inc. 300 6,591
*AvidXchange Holdings, Inc. 474,287 3,908,125
Axis Capital Holdings, Ltd. 176,754 13,832,768
*Axos Financial, Inc. 163,874 11,097,547
#B Riley Financial, Inc. 24,955 147,110
*Baldwin Insurance Group, Inc.
(The) 155,116 7,175,666
Banc of California, Inc. 168,107 2,582,124
BancFirst Corp. 76,908 8,360,669
*Bancorp, Inc. (The) 151,553 7,617,054
Bank First Corp. 1,587 146,020
Bank of Hawaii Corp. 96,237 6,951,199
Bank of Marin Bancorp 37,411 830,898
Bank of NT Butterfield & Son, Ltd.
(The) 110,415 4,037,877
Bank OZK 356,231 15,585,106
Bank7 Corp. 1,854 77,775
BankFinancial Corp. 33,689 410,669
BankUnited, Inc. 252,871 8,936,461
Bankwell Financial Group, Inc. 16,865 480,821
Banner Corp. 104,357 6,683,022
Bar Harbor Bankshares 35,039 1,126,504
BayCom Corp. 26,215 651,443
BCB Bancorp, Inc. 39,971 485,248
Berkshire Hills Bancorp, Inc. 109,302 2,976,293
#BGC Group, Inc., Class A 876,239 8,210,359
*Blue Foundry Bancorp 48,906 480,746
*Blue Ridge Bankshares, Inc. 25,609 71,705
BOK Financial Corp. 92,593 9,836,154
Bread Financial Holdings, Inc. 173,503 8,649,125
Bridge Investment Group
Holdings, Inc., Class A 20,401 221,963
*Bridgewater Bancshares, Inc. 52,979 773,493
*Brighthouse Financial, Inc. 158,992 7,520,322
Brightsphere Investment Group,
Inc. 98,925 2,610,631
Brookline Bancorp, Inc. 207,031 2,329,099
Burke & Herbert Financial
Services Corp. 13,979 885,430
Business First Bancshares, Inc. 47,512 1,244,339
#*BV Financial, Inc. 1,256 19,594
Byline Bancorp, Inc. 98,323 2,645,872

34
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
C&F Financial Corp. 7,941 $ 496,471
Cadence Bank 743,449 24,853,500
*California Bancorp 6,469 94,318
California First Leasing Corp. 522 11,614
Camden National Corp. 33,004 1,384,518
*Cantaloupe, Inc. 169,555 1,502,257
Capital Bancorp, Inc. 20,182 509,595
Capital City Bank Group, Inc. 39,009 1,365,315
Capitol Federal Financial, Inc. 315,757 2,035,054
*Carter Bankshares, Inc. 51,127 940,737
Cass Information Systems, Inc. 35,940 1,486,478
Cathay General Bancorp 209,101 9,614,464
*CCUR Holdings, Inc. 3 7,500
Central Pacific Financial Corp. 63,912 1,721,789
Chemung Financial Corp. 7,339 350,657
Citizens & Northern Corp. 35,741 676,220
Citizens Community Bancorp, Inc. 20,239 285,977
Citizens Financial Services, Inc. 806 46,982
#*Citizens, Inc. 48,245 228,199
City Holding Co. 34,961 4,076,453
Civista Bancshares, Inc. 35,890 731,079
CNB Financial Corp. 48,433 1,229,230
CNO Financial Group, Inc. 246,138 8,467,147
*Coastal Financial Corp. 32,519 2,048,372
#Cohen & Steers, Inc. 120,763 11,927,762
Colony Bankcorp, Inc. 31,148 473,761
Columbia Banking System, Inc. 169,023 4,818,846
#*Columbia Financial, Inc. 172,427 2,945,053
Comerica, Inc. 193,825 12,348,591
Commerce Bancshares, Inc. 219,796 13,737,250
Community Financial System, Inc. 136,175 8,325,739
Community Trust Bancorp, Inc. 50,381 2,609,736
Community West Bancshares 36,897 691,450
ConnectOne Bancorp, Inc. 92,900 2,251,896
*Consumer Portfolio Services,
Inc. 20,409 204,294
Crawford & Co., Class A 74,420 829,039
Crawford & Co., Class B 55,465 620,099
#*Credit Acceptance Corp. 19,310 8,206,750
*CrossFirst Bankshares, Inc. 113,322 1,779,155
#Cullen/Frost Bankers, Inc. 86,932 11,070,790
*Customers Bancorp, Inc. 94,024 4,337,327
CVB Financial Corp. 378,582 7,355,848
Diamond Hill Investment Group,
Inc. 8,526 1,286,744
#DigitalBridge Group, Inc. 396,240 6,217,006
Dime Community Bancshares,
Inc. 90,328 2,716,163
*Dominari Holdings, Inc. 5,049 8,583
Donegal Group, Inc., Class A 71,876 1,089,640
Donegal Group, Inc., Class B 870 12,737
*Donnelley Financial Solutions,
Inc. 71,485 4,170,435
Eagle Bancorp Montana, Inc. 1,502 25,083
Eagle Bancorp, Inc. 30,957 811,383
Eastern Bankshares, Inc. 489,043 7,986,072
*eHealth, Inc. 68,681 345,465
Employers Holdings, Inc. 73,607 3,586,133
Shares Value†
FINANCIALS — (Continued)
Enact Holdings, Inc. 114,658 $ 3,908,691
*Encore Capital Group, Inc. 59,664 2,725,452
*Enova International, Inc. 82,579 7,176,941
*Enstar Group, Ltd. 36,772 11,858,970
Enterprise Bancorp, Inc. 23,667 759,947
Enterprise Financial Services
Corp. 101,400 5,345,808
Equity Bancshares, Inc., Class A 39,392 1,673,766
Esquire Financial Holdings, Inc. 19,460 1,295,647
ESSA Bancorp, Inc. 14,300 269,126
Essent Group, Ltd. 337,151 20,232,432
*Euronet Worldwide, Inc. 98,442 9,693,584
Evans Bancorp, Inc. 12,431 495,002
Evercore, Inc. 37,644 9,944,415
EVERTEC, Inc. 143,667 4,706,531
*EZCORP, Inc., Class A 170,887 1,963,492
F&G Annuities & Life, Inc. 26,549 1,064,615
Farmers & Merchants Bancorp,
Inc. 11,147 302,195
Farmers National Banc Corp. 86,669 1,192,565
FB Financial Corp. 113,217 5,570,276
Federal Agricultural Mortgage
Corp., Class A 1,115 162,043
Federal Agricultural Mortgage
Corp., Class C 23,152 4,243,067
Federated Hermes, Inc. 244,851 9,825,871
Fidelis Insurance Holdings, Ltd. 8,282 142,947
Fidelity D&D Bancorp, Inc. 1,879 98,647
Financial Institutions, Inc. 38,287 919,271
Finward Bancorp 211 6,594
*Finwise Bancorp 2,393 40,035
First American Financial Corp. 212,424 13,627,000
First Bancorp 100,809 4,203,735
First Bancorp 457,820 8,826,770
First Bancorp, Inc. (The) 26,145 677,155
First Bancshares, Inc. (The) 71,496 2,392,971
First Bank 41,688 590,302
First Busey Corp. 138,419 3,364,966
First Business Financial Services,
Inc. 18,853 806,908
First Commonwealth Financial
Corp. 272,582 4,481,248
First Community Bankshares, Inc. 47,976 1,989,085
First Community Corp. 400 9,496
First Financial Bancorp 449,988 11,510,693
#First Financial Bankshares, Inc. 433,278 15,658,667
First Financial Corp. 31,703 1,361,961
First Financial Northwest, Inc. 23,602 531,045
First Foundation, Inc. 141,440 951,891
First Hawaiian, Inc. 327,921 8,112,766
First Horizon Corp. 580,896 10,066,928
First Internet Bancorp 20,793 727,131
First Interstate BancSystem, Inc.,
Class A 236,671 7,289,467
First Merchants Corp. 228,124 8,451,994
First Mid Bancshares, Inc. 50,082 1,910,628
First Northwest Bancorp 15,245 154,737
First of Long Island Corp. (The) 52,347 658,264

35
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Savings Financial Group,
Inc. 432 $ 11,660
First United Corp. 13,995 444,201
*First Western Financial, Inc. 13,178 250,514
FirstCash Holdings, Inc. 129,554 13,404,952
#Five Star Bancorp 13,660 410,893
Flushing Financial Corp. 70,399 1,103,504
*Flywire Corp. 268,997 4,685,928
FNB Corp. 1,169,343 16,955,473
FS Bancorp, Inc. 16,703 730,923
Fulton Financial Corp. 648,251 11,739,826
*FVCBankcorp, Inc. 9,333 121,562
GCM Grosvenor, Inc., Class A 12,416 143,281
*Genworth Financial, Inc. 1,307,734 8,814,127
#German American Bancorp, Inc. 69,770 2,824,987
Glacier Bancorp, Inc. 293,282 15,294,656
Globe Life, Inc. 88,086 9,301,882
#*Goosehead Insurance, Inc.,
Class A 50,376 5,485,946
Great Southern Bancorp, Inc. 38,826 2,201,046
*Green Dot Corp., Class A 113,049 1,284,237
Greene County Bancorp, Inc. 4,973 139,244
*Greenlight Capital Re, Ltd.,
Class A 81,206 1,094,657
Guaranty Bancshares, Inc. 24,681 811,018
*Hagerty, Inc., Class A 7,253 78,115
Hamilton Lane, Inc., Class A 86,445 15,528,980
Hancock Whitney Corp. 331,446 17,261,708
Hanmi Financial Corp. 69,401 1,587,201
Hanover Insurance Group, Inc.
(The) 125,766 18,654,871
HarborOne Bancorp, Inc. 102,181 1,212,888
Hawthorn Bancshares, Inc. 2,569 73,062
HBT Financial, Inc. 37,582 802,752
#HCI Group, Inc. 28,232 3,198,968
Heartland Financial USA, Inc. 106,056 6,310,332
Heritage Commerce Corp. 139,857 1,358,011
Heritage Financial Corp. 81,371 1,870,719
*Heritage Global, Inc. 25,310 43,027
*Heritage Insurance Holdings, Inc. 86,647 896,796
Hilltop Holdings, Inc. 151,509 4,640,721
#Hingham Institution For Savings
(The) 3,897 987,967
*Hippo Holdings, Inc. 10,753 238,394
Home Bancorp, Inc. 11,859 559,152
Home BancShares, Inc. 611,112 16,677,246
HomeStreet, Inc. 40,886 370,223
HomeTrust Bancshares, Inc. 24,291 805,247
Hope Bancorp, Inc. 299,250 3,707,707
Horace Mann Educators Corp. 116,956 4,355,441
Horizon Bancorp, Inc. 102,486 1,641,826
Houlihan Lokey, Inc. 41,374 7,148,186
*I3 Verticals, Inc., Class A 53,827 1,237,483
Independent Bank Corp. 52,665 1,726,359
Independent Bank Corp. 112,216 7,058,386
Independent Bank Group, Inc. 98,693 5,759,723
International Bancshares Corp. 181,366 11,110,481
*International Money Express,
Inc. 74,862 1,316,823
Shares Value†
FINANCIALS — (Continued)
Invesco, Ltd. 639,774 $ 11,093,681
Investar Holding Corp. 15,488 323,235
Investors Title Co. 4,410 1,019,945
Jackson Financial, Inc., Class A 246,725 24,660,164
James River Group Holdings, Ltd. 76,119 473,460
Janus Henderson Group PLC 397,805 16,433,325
Kearny Financial Corp. 146,716 1,025,545
#Kemper Corp. 158,379 9,862,260
*Kentucky First Federal Bancorp 3,402 9,492
*Kingstone Cos., Inc. 8,081 85,820
*Kingsway Financial Services,
Inc. 17,827 159,552
Kinsale Capital Group, Inc. 7,577 3,243,789
Lake Shore Bancorp, Inc. 338 4,516
Lakeland Financial Corp. 58,984 3,838,089
Landmark Bancorp, Inc. 4,001 83,981
Lazard, Inc. 139,203 7,376,367
LCNB Corp. 16,850 264,376
#*Lemonade, Inc. 21,876 519,993
*LendingClub Corp. 270,053 3,829,352
*LendingTree, Inc. 29,851 1,702,403
Lincoln National Corp. 283,119 9,838,385
Live Oak Bancshares, Inc. 106,325 4,222,166
*loanDepot, Inc., Class A 34,630 73,416
Magyar Bancorp, Inc. 1,254 15,449
*Maiden Holdings, Ltd. 134,424 207,685
MarketAxess Holdings, Inc. 42,835 12,397,306
*Marqeta, Inc., Class A 1,094,645 6,195,691
Mercantile Bank Corp. 39,099 1,675,783
Merchants Bancorp 98,826 3,650,632
Mercury General Corp. 170,644 11,540,654
Meridian Corp. 3,239 45,476
Metrocity Bankshares, Inc. 39,916 1,180,715
*Metropolitan Bank Holding Corp. 20,141 1,077,543
MGIC Investment Corp. 584,421 14,633,902
Mid Penn Bancorp, Inc. 24,884 786,086
Middlefield Banc Corp. 654 18,469
Midland States Bancorp, Inc. 52,071 1,291,882
MidWestOne Financial Group,
Inc. 38,531 1,115,087
Moelis & Co., Class A 104,520 6,940,128
#*Moneylion, Inc. 2,589 111,249
*Mr. Cooper Group, Inc. 102,149 9,045,294
MVB Financial Corp. 23,133 439,296
National Bank Holdings Corp.,
Class A 94,015 4,226,914
National Bankshares, Inc. 6,496 185,656
#Navient Corp. 282,574 4,021,028
#NBT Bancorp, Inc. 161,516 7,184,232
*NCR Atleos Corp. 114,976 3,010,072
Nelnet, Inc., Class A 63,228 7,125,796
*NerdWallet, Inc., Class A 107,570 1,580,203
*NI Holdings, Inc. 5,418 85,063
Nicolet Bankshares, Inc. 34,668 3,525,389
*NMI Holdings, Inc. 285,096 11,027,513
Northeast Bank 18,937 1,682,742
Northeast Community Bancorp,
Inc. 17,862 463,698

36
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
Northfield Bancorp, Inc. 106,051 $ 1,248,220
Northrim Bancorp, Inc. 12,989 847,792
Northwest Bancshares, Inc. 412,975 5,488,438
Norwood Financial Corp. 949 27,834
Oak Valley Bancorp 2,518 67,986
OceanFirst Financial Corp. 138,209 2,515,404
OFG Bancorp 118,291 4,763,579
Ohio Valley Banc Corp. 834 19,607
Old National Bancorp 732,597 14,109,818
Old Republic International Corp. 314,168 10,973,888
Old Second Bancorp, Inc. 105,248 1,728,172
OneMain Holdings, Inc. 260,027 12,915,541
*Onity Group, Inc. 17,848 530,443
OP Bancorp 30,431 450,683
*Open Lending Corp. 273,029 1,528,962
*Oportun Financial Corp. 57,147 158,869
Oppenheimer Holdings, Inc.,
Class A 10,870 613,394
OppFi, Inc. 6,836 35,000
Orange County Bancorp, Inc. 1,305 69,061
Origin Bancorp, Inc. 56,841 1,784,239
Orrstown Financial Services, Inc. 36,476 1,365,661
*Oscar Health, Inc., Class A 389,755 6,547,884
Pacific Premier Bancorp, Inc. 309,008 7,882,794
*Palomar Holdings, Inc. 62,314 5,593,928
Park National Corp. 42,243 7,298,746
Parke Bancorp, Inc. 22,243 469,772
Pathward Financial, Inc. 69,729 4,934,024
*Paymentus Holdings, Inc., Class
A 62,064 1,527,395
*Payoneer Global, Inc. 887,612 7,651,215
*Paysafe, Ltd. 142,572 3,028,229
*Paysign, Inc. 42,401 153,068
PCB Bancorp 18,289 343,285
Peapack-Gladstone Financial
Corp. 43,653 1,403,007
Penns Woods Bancorp, Inc. 8,076 218,052
PennyMac Financial Services,
Inc. 174,616 17,405,723
Peoples Bancorp of North
Carolina, Inc. 1,084 27,913
Peoples Bancorp, Inc. 118,008 3,632,286
Peoples Financial Services Corp. 10,108 471,639
Pinnacle Financial Partners, Inc. 149,970 15,814,336
Piper Sandler Cos. 43,884 12,447,258
#PJT Partners, Inc., Class A 55,549 7,719,089
Plumas Bancorp 2,342 97,216
*Ponce Financial Group, Inc. 39,177 440,741
Popular, Inc. 166,510 14,857,687
*PRA Group, Inc. 89,752 1,809,400
Preferred Bank 38,162 3,219,728
Premier Financial Corp. 85,229 2,101,747
Primerica, Inc. 52,096 14,420,694
Primis Financial Corp. 56,996 640,065
Princeton Bancorp, Inc. 3,488 122,499
*ProAssurance Corp. 118,148 1,759,224
PROG Holdings, Inc. 135,165 5,902,656
Prosperity Bancshares, Inc. 148,603 10,877,740
*Provident Bancorp, Inc. 4,198 43,533
Shares Value†
FINANCIALS — (Continued)
Provident Financial Holdings, Inc. 13,724 $ 213,614
Provident Financial Services, Inc. 348,066 6,501,873
QCR Holdings, Inc. 64,504 5,102,266
Radian Group, Inc. 342,302 11,949,763
RBB Bancorp 34,836 773,359
Red River Bancshares, Inc. 8,591 448,622
Regional Management Corp. 28,812 827,481
*Remitly Global, Inc. 407,183 7,321,150
Renasant Corp. 253,628 8,651,251
#*Repay Holdings Corp. 212,098 1,687,240
Republic Bancorp, Inc., Class A 38,681 2,610,967
Richmond Mutual Bancorp, Inc. 1,956 25,428
Riverview Bancorp, Inc. 50,042 237,199
RLI Corp. 140,094 21,850,461
S&T Bancorp, Inc. 95,082 3,611,214
Safety Insurance Group, Inc. 39,879 3,121,130
Sandy Spring Bancorp, Inc. 110,226 3,708,003
Seacoast Banking Corp. of
Florida 222,934 5,952,338
*Security National Financial
Corp., Class A 8,732 84,351
SEI Investments Co. 154,474 11,548,476
Selective Insurance Group, Inc. 186,600 16,947,012
ServisFirst Bancshares, Inc. 129,582 10,773,447
#*Shift4 Payments, Inc., Class A 135,573 12,261,222
Shore Bancshares, Inc. 67,938 987,819
Sierra Bancorp 36,571 1,038,616
Silvercrest Asset Management
Group, Inc., Class A 22,050 384,331
Simmons First National Corp.,
Class A 461,976 10,717,843
*SiriusPoint, Ltd. 648,518 8,521,527
*Skyward Specialty Insurance
Group, Inc. 62,543 2,765,026
SLM Corp. 665,862 14,668,940
SmartFinancial, Inc. 35,671 1,182,850
#*SoFi Technologies, Inc. 1,621,365 18,110,647
South Plains Financial, Inc. 22,529 759,227
*Southern First Bancshares, Inc. 18,708 714,833
Southern Missouri Bancorp, Inc. 23,168 1,373,862
Southern States Bancshares, Inc. 1,272 39,572
Southside Bancshares, Inc. 72,080 2,335,392
SouthState Corp. 247,768 24,164,813
Stellar Bancorp, Inc. 81,816 2,227,032
StepStone Group, Inc., Class A 102,933 6,189,361
*Sterling Bancorp, Inc. 10,642 49,698
Stewart Information Services
Corp. 79,666 5,481,021
Stifel Financial Corp. 142,945 14,811,961
Stock Yards Bancorp, Inc. 69,801 4,500,768
*StoneX Group, Inc. 92,097 8,292,414
Summit State Bank 1,100 7,425
*SWK Holdings Corp. 357 5,858
Synovus Financial Corp. 287,329 14,329,097
Territorial Bancorp, Inc. 21,575 220,928
*Texas Capital Bancshares, Inc. 130,436 10,037,050
TFS Financial Corp. 293,541 3,772,002
*Third Coast Bancshares, Inc. 9,201 299,677
Timberland Bancorp, Inc. 19,071 550,770

37
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
Tiptree, Inc. 86,724 $ 1,770,037
Tompkins Financial Corp. 34,109 2,201,395
Towne Bank 337,578 10,978,037
TriCo Bancshares 75,656 3,232,781
*Triumph Financial, Inc. 57,708 5,099,656
#*Trupanion, Inc. 18,685 1,023,564
TrustCo Bank Corp. 50,269 1,657,872
Trustmark Corp. 182,215 6,326,505
UMB Financial Corp. 189,890 20,836,630
*Unico American Corp. 4,300 76
Union Bankshares, Inc. 102 2,956
United Bancshares, Inc. 110 2,255
United Bankshares, Inc. 477,622 17,996,797
United Community Banks, Inc. 274,086 7,800,488
United Fire Group, Inc. 57,832 1,135,820
United Security Bancshares 17,781 157,184
Unity Bancorp, Inc. 19,754 764,085
Universal Insurance Holdings, Inc. 81,720 1,629,497
Univest Financial Corp. 71,096 1,978,602
#*Upstart Holdings, Inc. 1,401 68,201
US Global Investors, Inc., Class A 5,500 13,475
USCB Financial Holdings, Inc. 4,114 59,735
Valley National Bancorp 1,157,644 10,962,889
Value Line, Inc. 4,121 199,250
*Velocity Financial, Inc. 1,329 25,530
Veritex Holdings, Inc. 129,624 3,499,848
Victory Capital Holdings, Inc.,
Class A 215,022 12,886,268
Virginia National Bankshares
Corp. 1,033 40,979
Virtu Financial, Inc., Class A 208,654 6,459,928
Virtus Investment Partners, Inc. 20,352 4,403,562
Voya Financial, Inc. 140,982 11,320,855
WaFd, Inc. 327,284 11,121,110
Walker & Dunlop, Inc. 97,940 10,711,698
Washington Trust Bancorp, Inc. 41,324 1,410,388
Waterstone Financial, Inc. 62,320 918,597
Webster Financial Corp. 201,663 10,446,143
WesBanco, Inc. 168,285 5,292,563
West Bancorp, Inc. 39,675 855,790
Westamerica Bancorp 62,014 3,194,961
Western Alliance Bancorp 170,473 14,185,058
Western New England Bancorp,
Inc. 52,053 453,382
Western Union Co. (The) 681,505 7,332,994
Westwood Holdings Group, Inc. 17,335 270,773
*WEX, Inc. 59,303 10,235,698
White Mountains Insurance
Group, Ltd. 5,966 10,721,737
Wintrust Financial Corp. 197,947 22,940,078
#WisdomTree, Inc. 372,686 3,857,300
*World Acceptance Corp. 15,665 1,787,376
WSFS Financial Corp. 193,319 9,505,495
WVS Financial Corp. 700 8,911
Zions Bancorp NA 223,483 11,634,525
TOTAL FINANCIALS 1,888,421,836
HEALTH CARE — (9.0%)
*2seventy bio, Inc. 26,171 113,582
Shares Value†
HEALTH CARE — (Continued)
*89Bio, Inc. 6,024 $ 46,867
*Absci Corp. 73,736 283,146
*AC Immune SA 7,177 20,383
*Acadia Healthcare Co., Inc. 213,482 9,113,547
*ACADIA Pharmaceuticals, Inc. 158,220 2,308,430
*Accolade, Inc. 167,462 530,855
*Accuray, Inc. 73,821 127,710
#*Acrivon Therapeutics, Inc. 3,057 24,456
*Acumen Pharmaceuticals, Inc. 6,202 17,862
*AdaptHealth Corp. 224,511 2,310,218
#*Adaptive Biotechnologies Corp. 324,756 1,571,819
*Addus HomeCare Corp. 47,008 5,848,735
*ADMA Biologics, Inc. 527,764 8,607,831
#*Adverum Biotechnologies, Inc. 32,680 238,401
*Agios Pharmaceuticals, Inc. 86,793 3,856,213
#*AirSculpt Technologies, Inc. 2,838 16,148
*Akero Therapeutics, Inc. 9,967 307,283
#*Aldeyra Therapeutics, Inc. 96,636 508,305
*Alector, Inc. 147,353 724,977
*Alkermes PLC 388,445 9,983,037
#*Allogene Therapeutics, Inc. 435,099 1,111,678
#*Alpha Teknova, Inc. 1,717 11,676
#*Altimmune, Inc. 82,714 557,492
*Amedisys, Inc. 41,984 3,971,686
*AMN Healthcare Services, Inc. 84,496 3,205,778
*Amneal Pharmaceuticals, Inc. 722,991 6,123,734
#*Amphastar Pharmaceuticals,
Inc. 109,013 5,508,427
#*Anavex Life Sciences Corp. 8,583 56,819
*AngioDynamics, Inc. 114,744 767,637
#*ANI Pharmaceuticals, Inc. 49,524 2,835,001
*Anika Therapeutics, Inc. 42,546 727,962
*Annexon, Inc. 186,144 1,362,574
*Arcellx, Inc. 29,747 2,506,780
#*Arcturus Therapeutics Holdings,
Inc. 67,253 1,192,396
#*Arcus Biosciences, Inc. 207,017 3,167,360
#*ARS Pharmaceuticals, Inc. 88,507 1,302,823
*Artivion, Inc. 100,992 2,659,119
*Arvinas, Inc. 137,380 3,630,953
#*Astrana Health, Inc. 144,136 7,751,634
*Astria Therapeutics, Inc. 28,013 313,185
*Atea Pharmaceuticals, Inc. 78,311 253,728
*Athira Pharma, Inc. 269 115
#*AtriCure, Inc. 106,986 3,549,795
*Aura Biosciences, Inc. 53,219 555,606
*Avanos Medical, Inc. 111,636 2,085,360
#*Avid Bioservices, Inc. 12,315 122,657
*Avidity Biosciences, Inc. 131,389 5,552,499
*Axogen, Inc. 122,239 1,711,346
*Axonics, Inc. 89,169 6,268,581
*Azenta, Inc. 118,223 4,857,783
#*Beam Therapeutics, Inc. 186,614 4,088,713
#*BioAtla, Inc. 7,224 13,870
*BioLife Solutions, Inc. 109,538 2,563,189
*Biomea Fusion, Inc. 1,350 12,650
*Bio-Rad Laboratories, Inc., Class
A 10,731 3,843,737

38
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Biote Corp., Class A 97,324 $ 496,352
*Bioventus, Inc., Class A 38,725 525,498
#*Black Diamond Therapeutics,
Inc. 44,743 122,596
#*Brookdale Senior Living, Inc. 463,926 2,908,816
Bruker Corp. 17,512 991,354
#*C4 Therapeutics, Inc. 138,160 736,393
#*Cardiff Oncology, Inc. 19,056 59,455
*CareDx, Inc. 83,337 1,844,248
*Caribou Biosciences, Inc. 144,629 283,473
*Castle Biosciences, Inc. 69,291 2,402,319
*Catalent, Inc. 22,871 1,340,241
*Catalyst Pharmaceuticals, Inc. 344,850 7,517,730
*Certara, Inc. 425,231 4,337,356
*Charles River Laboratories
International, Inc. 16,237 2,899,603
Chemed Corp. 15,215 8,219,752
*ChromaDex Corp. 13,067 45,604
*Codexis, Inc. 78,333 245,966
#*Cogent Biosciences, Inc. 113,472 1,303,793
*Collegium Pharmaceutical, Inc. 93,088 3,178,024
*Community Health Systems, Inc. 347,165 1,406,018
CONMED Corp. 85,948 5,865,092
#*Corcept Therapeutics, Inc. 222,486 10,895,139
*CorVel Corp. 58,406 17,394,475
*Cross Country Healthcare, Inc. 79,252 904,265
#*CryoPort, Inc. 112,538 749,503
#*Cullinan Therapeutics, Inc. 123,147 1,914,936
*Cumberland Pharmaceuticals,
Inc. 18,699 20,943
*CVRx, Inc. 10,119 132,761
*Cytek Biosciences, Inc. 270,847 1,339,338
#*Day One Biopharmaceuticals,
Inc. 127,333 1,874,342
*Definitive Healthcare Corp. 219,171 909,560
#*Denali Therapeutics, Inc. 323,112 8,387,988
DENTSPLY SIRONA, Inc. 376,343 8,719,867
*Design Therapeutics, Inc. 2,538 13,299
*Disc Medicine, Inc. 14,460 648,097
*DocGo, Inc. 6,156 21,608
#*Doximity, Inc., Class A 239,000 9,975,860
#*Dynavax Technologies Corp. 296,719 3,516,120
*Edgewise Therapeutics, Inc. 153,843 5,164,510
#*Editas Medicine, Inc. 148,098 429,484
*Elanco Animal Health, Inc. 982,468 12,418,396
*Electromed, Inc. 17,590 408,968
Embecta Corp. 95,272 1,341,430
*Emergent BioSolutions, Inc. 48,464 439,084
*Enanta Pharmaceuticals, Inc. 50,370 566,411
Encompass Health Corp. 172,547 17,161,525
*Enhabit, Inc. 112,636 776,062
*Enliven Therapeutics, Inc. 1,554 43,279
*Enovis Corp. 160,396 6,619,543
Ensign Group, Inc. (The) 176,675 27,382,858
*Entrada Therapeutics, Inc. 13,239 226,916
*Envista Holdings Corp. 381,473 7,999,489
#*Erasca, Inc. 220,673 571,543
*Evolent Health, Inc., Class A 263,315 6,148,405
Shares Value†
HEALTH CARE — (Continued)
*Exelixis, Inc. 777,721 $ 25,820,337
*Fate Therapeutics, Inc. 295,815 701,082
*FONAR Corp. 16,269 247,289
#*Fulcrum Therapeutics, Inc. 141,118 445,933
#*Fulgent Genetics, Inc. 77,009 1,651,843
*Generation Bio Co. 13,139 28,643
*Glaukos Corp. 23,024 3,044,924
#*GoodRx Holdings, Inc., Class A 211,485 1,294,288
#*Haemonetics Corp. 116,901 8,318,675
*Halozyme Therapeutics, Inc. 263,076 13,303,753
*Harmony Biosciences Holdings,
Inc. 127,398 4,093,298
*Harvard Bioscience, Inc. 104,348 245,218
*Health Catalyst, Inc. 130,911 1,017,178
*HealthEquity, Inc. 198,048 16,883,592
HealthStream, Inc. 76,258 2,229,403
*Henry Schein, Inc. 186,138 13,072,472
#*Hims & Hers Health, Inc. 460,438 8,670,048
*Hookipa Pharma, Inc. 3,908 14,811
*ICU Medical, Inc. 35,937 6,135,524
#*Immunovant, Inc. 105,803 3,095,796
#*Inari Medical, Inc. 131,933 6,385,557
*InfuSystem Holdings, Inc. 49,296 305,142
#*Innoviva, Inc. 192,384 3,763,031
*Inogen, Inc. 50,399 439,983
#*Inovio Pharmaceuticals, Inc. 21,783 115,014
*Inozyme Pharma, Inc. 65,318 280,214
#*Inspire Medical Systems, Inc. 41,818 8,156,183
*Instil Bio, Inc. 2,445 77,678
#*Integer Holdings Corp. 99,310 12,339,268
*Integra LifeSciences Holdings
Corp. 175,669 3,295,550
#*Intellia Therapeutics, Inc. 230,004 3,270,657
#*Iovance Biotherapeutics, Inc. 421,445 4,399,886
iRadimed Corp. 28,980 1,427,845
*Ironwood Pharmaceuticals, Inc. 49,729 196,430
*iTeos Therapeutics, Inc. 96,536 815,729
*Janux Therapeutics, Inc. 1,639 88,490
*Jasper Therapeutics, Inc. 6,236 132,078
*Jazz Pharmaceuticals PLC 109,472 12,045,204
*Joint Corp. (The) 33,744 372,871
#*KalVista Pharmaceuticals, Inc. 75,478 775,159
*Keros Therapeutics, Inc. 34,411 1,997,214
*Kewaunee Scientific Corp. 6,532 207,195
*Kiniksa Pharmaceuticals
International PLC 95,052 2,147,225
*Kodiak Sciences, Inc. 23,652 89,878
*KORU Medical Systems, Inc. 222 648
#*Krystal Biotech, Inc. 75,663 13,054,137
*Kura Oncology, Inc. 173,003 2,892,610
#*Kymera Therapeutics, Inc. 91,383 4,219,153
*Lantheus Holdings, Inc. 160,268 17,603,837
*Leap Therapeutics, Inc. 8,345 31,210
#LeMaitre Vascular, Inc. 58,832 5,200,160
*LENSAR, Inc. 24,606 139,762
#*LENZ Therapeutics, Inc. 3,961 106,789
#*LifeStance Health Group, Inc. 415,440 2,787,602
*Ligand Pharmaceuticals, Inc. 43,703 4,619,407

39
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Lisata Therapeutics, Inc. 2,614 $ 7,398
*LivaNova PLC 148,085 7,644,148
*MacroGenics, Inc. 122,163 447,117
#*MannKind Corp. 427,234 3,020,544
*Maravai LifeSciences Holdings,
Inc., Class A 258,718 1,917,100
*Marker Therapeutics, Inc. 3,099 12,551
#*Masimo Corp. 78,340 11,281,743
*MaxCyte, Inc. 149,397 534,841
#*MeiraGTx Holdings PLC 61,784 342,283
*Merit Medical Systems, Inc. 206,425 20,365,891
Mesa Laboratories, Inc. 12,422 1,416,605
*MiMedx Group, Inc. 277,316 1,899,615
*ModivCare, Inc. 32,410 524,070
*Monte Rosa Therapeutics, Inc. 16,794 142,749
*Myriad Genetics, Inc. 281,373 6,178,951
National HealthCare Corp. 40,858 4,740,754
National Research Corp. 52,757 956,484
*Nautilus Biotechnology, Inc. 8,311 21,609
#*Neogen Corp. 258,255 3,687,881
#*NeoGenomics, Inc. 290,189 3,943,669
*NeuroBo Pharmaceuticals, Inc. 98 252
*Neurogene, Inc. 733 32,259
*Nevro Corp. 60,467 333,173
*Nexgel, Inc. 144 415
*Nkarta, Inc. 53,015 163,286
#*Nurix Therapeutics, Inc. 97,027 2,384,924
#*Nutex Health, Inc. 862 19,214
*Nuvalent, Inc., Class A 59,290 5,246,572
*Nuvation Bio, Inc. 42,148 93,147
#*Olema Pharmaceuticals, Inc. 138,591 1,597,954
#*OmniAb Operations, Inc. -
Earnout Shares 296,270 1,211,744
*Omnicell, Inc. 107,902 5,248,353
*Oncternal Therapeutics, Inc. 1,002 1,463
#*OptimizeRx Corp. 44,574 232,676
*Option Care Health, Inc. 588,557 13,560,353
*Oramed Pharmaceuticals, Inc. 6,536 15,556
*OraSure Technologies, Inc. 209,573 851,914
*Organogenesis Holdings, Inc. 118,213 327,450
Organon & Co. 431,206 8,098,049
*ORIC Pharmaceuticals, Inc. 79,177 742,680
#*Orthofix Medical, Inc. 31,257 506,051
*OrthoPediatrics Corp. 51,952 1,378,287
*Owens & Minor, Inc. 218,287 2,774,428
*Pacira BioSciences, Inc. 105,762 1,755,649
#*Paragon 28, Inc. 13,506 71,582
Patterson Cos., Inc. 206,791 4,344,679
*<PDL BioPharma, Inc. 320,345 384,414
#*PDS Biotechnology Corp. 2,582 8,237
*Pediatrix Medical Group, Inc. 199,418 2,456,830
*Pennant Group, Inc. (The) 79,767 2,550,151
#*Penumbra, Inc. 52,321 11,974,707
*PepGen, Inc. 6,693 44,308
*Performant Financial Corp. 74,094 288,226
Perrigo Co. PLC 306,519 7,856,082
*Personalis, Inc. 43,978 222,089
Shares Value†
HEALTH CARE — (Continued)
Phibro Animal Health Corp.,
Class A 48,006 $ 1,109,899
*Phreesia, Inc. 6,142 112,337
#*Pliant Therapeutics, Inc. 85,418 1,201,831
*Poseida Therapeutics, Inc. 32,914 78,006
*Precision BioSciences, Inc. 3,001 25,689
Premier, Inc., Class A 227,429 4,582,694
*Prestige Consumer Healthcare,
Inc. 150,557 11,103,579
#*Privia Health Group, Inc. 240,064 4,407,575
*Pro-Dex, Inc. 7,173 222,506
*Progyny, Inc. 204,413 3,076,416
*Prothena Corp. PLC 79,614 1,353,438
*Pulmonx Corp. 89,638 560,238
*Puma Biotechnology, Inc. 121,807 347,150
*Pyxis Oncology, Inc. 12,515 44,553
*Quanterix Corp. 87,585 1,157,436
*QuidelOrtho Corp. 131,143 4,989,991
*R1 RCM, Inc. 288,440 4,113,154
*RadNet, Inc. 239,730 15,592,039
*RAPT Therapeutics, Inc. 6,603 13,998
#*Recursion Pharmaceuticals,
Inc., Class A 194,426 1,228,772
*REGENXBIO, Inc. 113,325 973,462
*Relay Therapeutics, Inc. 182,229 1,026,860
*Repligen Corp. 46,224 6,206,496
*Replimune Group, Inc. 131,309 1,544,194
*Rezolute, Inc. 10,793 59,146
#*Rocket Pharmaceuticals, Inc. 121,612 2,024,840
*Rockwell Medical, Inc. 5,299 19,341
*RxSight, Inc. 20,361 1,031,488
*Sage Therapeutics, Inc. 118,771 722,128
#*Sana Biotechnology, Inc. 142,289 498,012
*Sanara Medtech, Inc. 2,169 71,577
*Savara, Inc. 6,151 22,359
#*Schrodinger, Inc. 101,357 1,783,376
Select Medical Holdings Corp. 391,381 12,555,502
#*Semler Scientific, Inc. 16,344 480,187
*Sensus Healthcare, Inc. 25,005 160,032
#*Sera Prognostics, Inc., Class A 13,798 106,107
*Shattuck Labs, Inc. 8,516 10,730
*SI-BONE, Inc. 82,329 1,136,140
#SIGA Technologies, Inc. 169,770 1,225,739
*Sight Sciences, Inc. 21,986 109,930
#Simulations Plus, Inc. 45,877 1,248,772
*Solid Biosciences, Inc. 27,421 151,364
#*Sotera Health Co. 466,142 7,304,445
#*SpringWorks Therapeutics, Inc. 120,992 3,645,489
*STAAR Surgical Co. 102,462 2,970,373
*Stoke Therapeutics, Inc. 67,460 833,806
*Supernus Pharmaceuticals, Inc. 139,220 4,743,225
#*Surgery Partners, Inc. 288,665 8,313,552
*Surmodics, Inc. 32,736 1,228,255
*Sutro Biopharma, Inc. 173,781 564,788
*Tactile Systems Technology, Inc. 61,191 887,881
*Talkspace, Inc. 72,273 226,214
#*Tango Therapeutics, Inc. 98,637 536,092
#*Tarsus Pharmaceuticals, Inc. 39,659 1,764,429

40
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Tectonic Therapeutic, Inc. 4,624 $ 189,723
*Teladoc Health, Inc. 366,657 3,299,913
*Terns Pharmaceuticals, Inc. 102,890 705,825
#*Theravance Biopharma, Inc. 90,045 741,971
*Third Harmonic Bio, Inc. 6,549 90,311
*Trevi Therapeutics, Inc. 8,492 25,009
*TruBridge, Inc. 24,943 320,019
*TScan Therapeutics, Inc. 24,961 113,323
#*Twist Bioscience Corp. 175,708 7,091,575
*UFP Technologies, Inc. 18,674 4,985,958
US Physical Therapy, Inc. 36,562 2,931,541
Utah Medical Products, Inc. 9,257 586,709
*Vanda Pharmaceuticals, Inc. 148,922 692,487
*Varex Imaging Corp. 93,776 1,231,279
*Veracyte, Inc. 217,028 7,322,525
#*Vericel Corp. 105,504 4,646,396
#*Verve Therapeutics, Inc. 98,033 561,729
*Vir Biotechnology, Inc. 154,033 1,153,707
#*Viridian Therapeutics, Inc. 93,093 2,008,016
*Voyager Therapeutics, Inc. 85,232 582,135
*Werewolf Therapeutics, Inc. 25,317 64,685
*Xencor, Inc. 165,673 3,480,790
*Xeris Biopharma Holdings, Inc. 5,049 16,258
*XOMA Royalty Corp. 1,400 42,280
#*Y-mAbs Therapeutics, Inc. 73,138 1,061,232
*Zentalis Pharmaceuticals, Inc. 150,801 411,687
*Zimvie, Inc. 63,394 872,618
*Zymeworks, Inc. 129,708 1,777,000
TOTAL HEALTH CARE 871,120,228
INDUSTRIALS — (19.1%)
#*3D Systems Corp. 195,539 586,617
AAON, Inc. 189,391 21,632,240
*AAR Corp. 115,674 6,790,064
ABM Industries, Inc. 168,951 8,964,540
ACCO Brands Corp. 229,946 1,126,735
Acme United Corp. 9,198 365,161
Acuity Brands, Inc. 76,277 22,935,731
*ACV Auctions, Inc., Class A 323,484 5,593,038
*AeroVironment, Inc. 75,722 16,277,201
#*AerSale Corp. 104,836 552,486
#AGCO Corp. 88,818 8,867,589
*Air Industries Group 4,635 26,280
Air Lease Corp. 274,770 12,186,050
*Air Transport Services Group,
Inc. 148,899 2,567,019
Alamo Group, Inc. 35,733 6,058,173
*Alaska Air Group, Inc. 291,490 13,965,286
Albany International Corp. 79,032 5,367,853
*Alight, Inc., Class A 987,312 6,842,072
Allegiant Travel Co. 41,038 2,667,880
Allient, Inc. 38,475 665,233
Allison Transmission Holdings,
Inc. 201,818 21,566,272
#Alta Equipment Group, Inc. 75,678 491,907
*Ameresco, Inc., Class A 79,100 2,433,907
#*American Airlines Group, Inc. 942,273 12,626,458
*American Superconductor Corp. 88,314 2,165,459
*American Woodmark Corp. 47,067 4,269,448
Shares Value†
INDUSTRIALS — (Continued)
*API Group Corp. 289,025 $ 9,867,314
Apogee Enterprises, Inc. 58,934 4,410,621
Applied Industrial Technologies,
Inc. 120,255 27,849,855
ARC Document Solutions, Inc. 33,330 111,989
ArcBest Corp. 64,641 6,734,299
Arcosa, Inc. 128,029 11,988,636
Argan, Inc. 35,856 4,734,426
Aris Water Solutions, Inc., Class
A 60,373 996,155
Armstrong World Industries, Inc. 146,968 20,509,384
#*Array Technologies, Inc. 331,834 2,166,876
Astec Industries, Inc. 52,706 1,674,997
*Astronics Corp. 65,739 1,143,201
*Astronics Corp., Class B 8,090 142,950
*Asure Software, Inc. 54,601 541,642
Atkore, Inc. 80,145 6,873,235
Atmus Filtration Technologies,
Inc. 139,296 5,424,186
#Avis Budget Group, Inc. 41,090 3,410,470
*AZEK Co., Inc. (The) 330,749 14,552,956
AZZ, Inc. 70,696 5,385,621
Barnes Group, Inc. 161,624 7,557,538
Barrett Business Services, Inc. 74,440 2,693,984
*Beacon Roofing Supply, Inc. 186,526 17,173,449
BGSF, Inc. 10,437 77,547
#*Blade Air Mobility, Inc. 109,603 394,023
#*Blink Charging Co. 44,769 88,643
*Blue Bird Corp. 87,878 3,700,543
*BlueLinx Holdings, Inc. 24,710 2,704,757
Boise Cascade Co. 124,397 16,548,533
#*Bowman Consulting Group, Ltd. 14,395 292,219
Brady Corp., Class A 101,713 7,235,863
*BrightView Holdings, Inc. 160,421 2,627,696
Brink's Co. (The) 108,458 11,148,398
*Broadwind, Inc. 3,764 6,851
BWX Technologies, Inc. 90,321 10,996,582
*Byrna Technologies, Inc. 7,606 109,602
*CACI International, Inc., Class A 20,050 11,078,828
*Cadeler A/S, ADR 25,642 689,513
Cadre Holdings, Inc. 67,884 2,360,327
*Casella Waste Systems, Inc. 142,723 13,969,727
*CBIZ, Inc. 119,571 8,242,029
*CECO Environmental Corp. 93,722 2,230,584
#*Chart Industries, Inc. 70,985 8,569,309
Chicago Rivet & Machine Co. 498 9,340
*Cimpress PLC 68,143 4,702,548
Civeo Corp. 22,036 565,223
#*Clarivate PLC 1,230,238 8,119,571
Columbus McKinnon Corp. 71,810 2,284,276
Comfort Systems USA, Inc. 10,376 4,057,431
*Commercial Vehicle Group, Inc. 70,495 205,140
CompX International, Inc. 3,053 86,064
#Concentrix Corp. 31,838 1,353,433
*Concrete Pumping Holdings, Inc. 51,364 285,070
*Conduent, Inc. 370,667 1,334,401
*Construction Partners, Inc.,
Class A 105,076 8,272,634

41
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Copa Holdings SA, Class A 81,594 $ 7,939,096
*Core & Main, Inc., Class A 207,097 9,170,255
Costamare, Inc. 267,904 3,646,173
Covenant Logistics Group, Inc. 29,884 1,512,130
CRA International, Inc. 19,004 3,461,389
Crane Co. 96,644 15,200,168
CSG Systems International, Inc. 76,200 3,551,682
CSW Industrials, Inc. 37,326 13,179,811
#*Custom Truck One Source, Inc. 202,119 826,667
#*Dayforce, Inc. 136,150 9,659,843
Deluxe Corp. 106,615 2,000,097
*Distribution Solutions Group, Inc. 64,256 2,473,856
*DLH Holdings Corp. 15,103 122,334
*DNOW, Inc. 247,363 2,926,304
Donaldson Co., Inc. 89,563 6,552,429
Douglas Dynamics, Inc. 53,654 1,215,263
#*Driven Brands Holdings, Inc. 163,626 2,429,846
*Ducommun, Inc. 36,602 2,151,832
#Dun & Bradstreet Holdings, Inc. 722,371 8,588,991
*DXP Enterprises, Inc. 44,456 2,181,901
*Dycom Industries, Inc. 76,049 13,257,622
Eastern Co. (The) 12,286 382,586
*Energy Recovery, Inc. 130,708 2,334,445
Enerpac Tool Group Corp. 166,270 7,335,832
EnerSys 125,206 12,127,453
Ennis, Inc. 70,578 1,436,968
Enpro, Inc. 57,010 8,301,226
*Enviri Corp. 184,197 1,410,949
ESAB Corp. 114,517 14,090,172
ESCO Technologies, Inc. 66,606 8,361,717
Espey Mfg. & Electronics Corp. 3,691 115,528
EVI Industries, Inc. 1,387 27,574
*ExlService Holdings, Inc. 479,275 19,971,389
Exponent, Inc. 155,871 14,711,105
Federal Signal Corp. 190,362 15,527,828
#*First Advantage Corp. 427,487 7,746,064
Flowserve Corp. 257,914 13,576,593
#*Fluence Energy, Inc. 198,423 4,315,700
*Fluor Corp. 327,606 17,127,242
*Forrester Research, Inc. 41,196 604,345
Fortune Brands Innovations, Inc. 63,645 5,303,538
*Franklin Covey Co. 35,382 1,408,557
Franklin Electric Co., Inc. 145,994 13,973,086
*FreightCar America, Inc. 11,795 169,376
#*Frontier Group Holdings, Inc. 109,402 665,164
FTAI Infrastructure, Inc. 172,668 1,393,431
*FTI Consulting, Inc. 106,468 20,769,777
*Gates Industrial Corp. PLC 601,404 11,637,167
GATX Corp. 136,613 18,819,807
Genco Shipping & Trading, Ltd. 119,214 1,876,428
*Gencor Industries, Inc. 33,795 673,196
*Generac Holdings, Inc. 55,318 9,157,895
Genpact, Ltd. 257,378 9,824,118
*Gibraltar Industries, Inc. 82,904 5,595,191
Global Industrial Co. 85,847 2,277,521
*GMS, Inc. 91,157 8,194,103
Gorman-Rupp Co. (The) 58,715 2,169,519
*Graham Corp. 24,839 695,989
Shares Value†
INDUSTRIALS — (Continued)
#Granite Construction, Inc. 136,670 $ 11,487,114
*Great Lakes Dredge & Dock
Corp. 163,896 1,873,331
#Greenbrier Cos., Inc. (The) 84,845 5,028,763
Griffon Corp. 116,024 7,295,589
*GXO Logistics, Inc. 198,575 11,876,771
H&E Equipment Services, Inc. 85,261 4,454,887
#*Hayward Holdings, Inc. 576,638 9,376,134
*Healthcare Services Group, Inc. 167,945 1,842,357
Heartland Express, Inc. 179,472 1,939,195
Heidrick & Struggles International,
Inc. 56,562 2,209,312
Helios Technologies, Inc. 76,380 3,523,409
Herc Holdings, Inc. 69,191 14,470,606
#*Hertz Global Holdings, Inc. 282,126 784,310
Hexcel Corp. 188,018 11,034,776
Hillenbrand, Inc. 163,889 4,515,142
*Hillman Solutions Corp. 449,355 4,763,163
HireQuest, Inc. 1,156 15,386
HNI Corp. 113,587 5,597,567
Hub Group, Inc., Class A 189,933 8,241,193
*Hudson Global, Inc. 1,936 29,195
*Hudson Technologies, Inc. 104,809 803,885
Hurco Cos., Inc. 14,675 308,322
*Huron Consulting Group, Inc. 55,565 6,430,537
#*Hyliion Holdings Corp. 6,446 15,406
Hyster-Yale, Inc. 38,788 2,461,874
*IBEX Holdings, Ltd. 34,147 613,280
ICF International, Inc. 51,607 8,700,424
*IES Holdings, Inc. 47,740 10,439,067
#*Innodata, Inc. 9,654 194,142
*Innovative Solutions and
Support, Inc. 39,728 290,014
Insperity, Inc. 84,998 6,695,292
Insteel Industries, Inc. 45,418 1,224,923
Interface, Inc. 170,048 2,970,739
ITT, Inc. 6,667 934,180
*Janus International Group, Inc. 327,285 2,408,818
*JELD-WEN Holding, Inc. 194,385 2,752,492
#*JetBlue Airways Corp. 822,355 4,687,424
John Bean Technologies Corp. 73,786 8,221,236
Kadant, Inc. 27,087 9,021,596
Karat Packaging, Inc. 22,438 599,095
KBR, Inc. 153,809 10,306,741
Kelly Services, Inc., Class A 78,850 1,576,212
#Kennametal, Inc. 337,526 8,546,158
Kforce, Inc. 47,521 2,746,239
*Kirby Corp. 143,677 16,488,373
Knight-Swift Transportation
Holdings, Inc. 230,635 12,011,471
Korn Ferry 138,275 9,769,129
*Kratos Defense & Security
Solutions, Inc. 404,227 9,184,037
*L.B. Foster Co., Class A 25,405 478,884
Landstar System, Inc. 55,930 9,830,816
*Legalzoom.com, Inc. 231,447 1,661,789
*Leonardo DRS, Inc. 179,261 5,390,378
*Limbach Holdings, Inc. 30,948 2,351,120
Lindsay Corp. 25,291 3,027,333

42
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Liquidity Services, Inc. 95,086 $ 2,051,956
LSI Industries, Inc. 83,690 1,369,168
Luxfer Holdings PLC 44,933 645,238
*Lyft, Inc., Class A 377,479 4,895,903
*Manitex International, Inc. 33,404 190,069
*Manitowoc Co., Inc. (The) 85,193 795,703
ManpowerGroup, Inc. 110,002 6,913,626
Marten Transport, Ltd. 195,388 3,024,606
*MasTec, Inc. 96,787 11,894,154
*Mastech Digital, Inc. 1,100 10,714
*Masterbrand, Inc. 308,582 5,542,133
*Matrix Service Co. 107,272 1,204,665
Matson, Inc. 119,957 18,580,140
Matthews International Corp.,
Class A 68,945 1,605,729
Maximus, Inc. 121,300 10,485,172
*Mayville Engineering Co., Inc. 31,528 645,378
McGrath RentCorp 48,665 5,533,211
MDU Resources Group, Inc. 419,579 12,104,854
*Mercury Systems, Inc. 153,042 4,950,909
*Middleby Corp. (The) 75,739 9,823,348
Miller Industries, Inc. 29,577 1,941,434
MillerKnoll, Inc. 258,317 5,775,968
*Mistras Group, Inc. 69,267 585,306
*Montrose Environmental Group,
Inc. 67,624 1,783,245
Moog, Inc., Class A 66,738 12,586,787
*MRC Global, Inc. 212,681 2,607,469
MSA Safety, Inc. 119,339 19,804,307
MSC Industrial Direct Co., Inc. 86,242 6,819,155
Mueller Industries, Inc. 274,464 22,497,814
Mueller Water Products, Inc.,
Class A 487,391 10,522,772
*MYR Group, Inc. 38,339 5,022,409
National Presto Industries, Inc. 16,429 1,181,738
*NEXTracker, Inc., Class A 191,052 7,607,691
NL Industries, Inc. 4,988 37,360
#*NN, Inc. 37,846 119,215
*Northwest Pipe Co. 28,792 1,292,473
*NV5 Global, Inc. 151,212 3,455,194
Omega Flex, Inc. 21,636 1,106,032
*OPENLANE, Inc. 581,310 9,184,698
*Orion Group Holdings, Inc. 84,637 517,132
Oshkosh Corp. 141,307 14,447,228
*PAM Transportation Services,
Inc. 46,723 723,272
Pangaea Logistics Solutions, Ltd. 73,336 470,817
Park Aerospace Corp. 50,578 684,320
Park-Ohio Holdings Corp. 34,781 990,215
#*Parsons Corp. 100,565 10,877,110
*Paycor HCM, Inc. 303,563 4,580,766
*Paylocity Holding Corp. 57,377 10,590,073
*Perma-Fix Environmental
Services, Inc. 6,856 92,008
*Perma-Pipe International
Holdings, Inc. 2,080 27,019
*Pioneer Power Solutions, Inc. 9,962 61,266
#*Planet Labs PBC 209,165 462,255
#Powell Industries, Inc. 27,941 7,124,396
Shares Value†
INDUSTRIALS — (Continued)
Preformed Line Products Co. 11,463 $ 1,409,949
Primoris Services Corp. 152,045 9,521,058
*Proto Labs, Inc. 58,425 1,600,845
Quad/Graphics, Inc. 99,331 630,752
Quanex Building Products Corp. 102,282 2,972,315
*Quest Resource Holding Corp. 17,134 133,645
*Radiant Logistics, Inc. 112,751 749,794
#*RBC Bearings, Inc. 38,645 10,834,126
#*RCM Technologies, Inc. 22,638 505,959
Regal Rexnord Corp. 1,796 299,106
*Resideo Technologies, Inc. 365,141 7,182,323
Resources Connection, Inc. 84,464 679,935
REV Group, Inc. 126,319 3,347,454
Robert Half, Inc. 131,928 8,985,616
#*Rocket Lab USA, Inc. 179,701 1,922,801
Rush Enterprises, Inc., Class A 144,767 8,190,917
Rush Enterprises, Inc., Class B 40,469 1,965,175
#*RXO, Inc. 324,963 9,160,707
Ryder System, Inc. 52,470 7,675,312
Schneider National, Inc., Class B 212,101 5,998,216
Science Applications International
Corp. 130,696 18,858,126
Sensata Technologies Holding
PLC 246,498 8,464,741
*Servotronics, Inc. 941 11,753
#*Shoals Technologies Group,
Inc., Class A 267,321 1,446,207
Shyft Group, Inc. (The) 75,737 978,522
*SIFCO Industries, Inc. 4,994 18,128
Simpson Manufacturing Co., Inc. 97,051 17,448,799
#*SiteOne Landscape Supply,
Inc. 62,122 8,680,928
#*Sky Harbour Group Corp. 2,743 30,283
*SkyWest, Inc. 114,387 10,889,642
#*Spire Global, Inc. 110 1,089
#Spirit Airlines, Inc. 103,217 247,721
*SPX Technologies, Inc. 108,059 15,505,386
Standex International Corp. 30,215 5,555,934
Steelcase, Inc., Class A 242,420 2,916,313
*Stericycle, Inc. 266,135 16,359,318
#*Sterling Check Corp. 107,628 1,871,651
*Sterling Infrastructure, Inc. 112,793 17,420,879
*Sun Country Airlines Holdings,
Inc. 112,290 1,577,675
#*Sunrun, Inc. 480,169 6,938,442
*TaskUS, Inc., Class A 42,892 542,155
*Taylor Devices, Inc. 1,478 69,496
#Tecnoglass, Inc. 113,206 7,758,007
Tennant Co. 44,603 3,905,439
Terex Corp. 183,471 9,487,285
*Thermon Group Holdings, Inc. 82,398 2,159,652
Timken Co. (The) 245,611 20,385,713
*Titan International, Inc. 161,645 1,040,994
*Titan Machinery, Inc. 51,775 710,612
Toro Co. (The) 67,456 5,428,859
*Transcat, Inc. 21,247 2,030,576
*Trex Co., Inc. 152,501 10,804,696
TriNet Group, Inc. 108,060 9,173,213
Trinity Industries, Inc. 360,234 12,348,822

43
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Triumph Group, Inc. 121,782 $ 1,685,463
*TrueBlue, Inc. 73,609 551,331
#TTEC Holdings, Inc. 89,739 466,643
*Tutor Perini Corp. 136,044 3,526,261
#Twin Disc, Inc. 32,713 379,798
UFP Industries, Inc. 190,577 23,315,190
*Ultralife Corp. 40,192 338,015
UniFirst Corp. 36,833 6,622,942
Universal Logistics Holdings, Inc. 46,929 1,972,895
*Upwork, Inc. 298,900 4,053,084
*V2X, Inc. 49,884 3,072,854
Valmont Industries, Inc. 46,054 14,354,111
*Verra Mobility Corp. 372,163 9,665,073
Vestis Corp. 209,488 2,832,278
*Viad Corp. 49,280 1,845,043
*Vicor Corp. 70,209 3,209,253
#Virco Mfg. Corp. 31,605 443,418
*VirTra, Inc. 26,543 161,912
#VSE Corp. 43,116 4,424,564
Wabash National Corp. 156,896 2,736,266
Watts Water Technologies, Inc.,
Class A 62,994 12,006,026
#Werner Enterprises, Inc. 167,424 6,176,271
WESCO International, Inc. 62,317 11,962,995
*Willdan Group, Inc. 31,947 1,511,413
Willis Lease Finance Corp. 12,292 2,228,908
#*WillScot Holdings Corp. 204,166 6,766,061
Woodward, Inc. 52,629 8,635,893
#*Xometry, Inc., Class A 85,005 1,672,898
#Zurn Elkay Water Solutions
Corp. 220,118 7,946,260
TOTAL INDUSTRIALS 1,844,778,882
INFORMATION TECHNOLOGY — (11.0%)
#*8x8, Inc. 92,972 207,328
*908 Devices, Inc. 13,252 41,545
A10 Networks, Inc. 186,868 2,737,616
*ACI Worldwide, Inc. 270,897 13,328,132
Adeia, Inc. 249,878 3,105,984
#*ADTRAN Holdings, Inc. 42,640 259,038
Advanced Energy Industries, Inc. 115,311 12,514,703
#*Aehr Test Systems 58,615 825,299
*Agilysys, Inc. 46,327 4,634,553
*Airgain, Inc. 20,360 188,737
*Alarm.com Holdings, Inc. 112,360 5,992,159
#*Alithya Group, Inc., Class A 14,711 18,904
*Alkami Technology, Inc. 216,482 7,925,406
*Allegro MicroSystems, Inc. 294,320 6,133,629
*Alpha & Omega Semiconductor,
Ltd. 74,277 2,454,112
#*Altair Engineering, Inc., Class A 117,916 12,262,085
*Ambarella, Inc. 78,085 4,387,596
Amdocs, Ltd. 8,341 731,881
Amkor Technology, Inc. 546,330 13,904,098
*Amtech Systems, Inc. 33,942 188,717
*Appfolio, Inc., Class A 18,723 3,891,950
#*Applied Optoelectronics, Inc. 16,423 256,527
*Arlo Technologies, Inc. 39,635 402,692
*Arrow Electronics, Inc. 89,300 10,597,231
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*ASGN, Inc. 137,276 $ 12,643,120
*AstroNova, Inc. 9,224 116,776
*Astrotech Corp. 4,221 30,687
#*Aurora Innovation, Inc. 1,904,373 9,893,218
#*AvePoint, Inc. 448,415 5,443,758
*Aviat Networks, Inc. 28,749 587,917
Avnet, Inc. 250,051 13,555,265
*Aware, Inc. 27,808 45,327
#*Axcelis Technologies, Inc. 80,876 6,899,532
*AXT, Inc. 40,847 105,181
Badger Meter, Inc. 78,272 15,658,314
#Bel Fuse, Inc., Class A 890 90,201
Bel Fuse, Inc., Class B 28,814 2,173,152
Belden, Inc. 108,930 12,403,859
Benchmark Electronics, Inc. 112,953 4,890,865
*BILL Holdings, Inc. 180,590 10,539,232
*BK Technologies Corp. 5,173 144,792
*Blackbaud, Inc. 137,515 10,383,758
#*BlackLine, Inc. 111,723 6,186,102
#*Box, Inc., Class A 471,454 14,973,379
*Brightcove, Inc. 9,519 20,561
#*C3.ai, Inc., Class A 3,662 90,195
*Calix, Inc. 160,663 5,684,257
*Cambium Networks Corp. 33,956 44,143
*CCC Intelligent Solutions
Holdings, Inc. 872,528 9,083,016
#*Cerence, Inc. 87,235 265,631
*CEVA, Inc. 54,338 1,267,977
*Ciena Corp. 301,807 19,167,763
#*Cipher Mining, Inc. 94,976 468,232
*Cirrus Logic, Inc. 163,552 17,961,281
#*Cleanspark, Inc. 165,549 1,756,475
#Clear Secure, Inc., Class A 176,367 6,486,778
*Clearfield, Inc. 19,356 695,461
Climb Global Solutions, Inc. 11,011 1,127,416
Cognex Corp. 215,278 8,660,634
*Cohu, Inc. 111,890 2,788,299
*Commvault Systems, Inc. 93,115 14,543,632
*Comtech Telecommunications
Corp. 55,403 206,099
*Consensus Cloud Solutions, Inc. 43,610 967,270
*Corsair Gaming, Inc. 106,515 683,294
*Couchbase, Inc. 2,126 34,165
*CPI Card Group, Inc. 8,855 190,382
#Crane NXT Co. 128,583 6,978,199
*Credo Technology Group
Holding, Ltd. 403,584 15,215,117
*Crexendo, Inc. 8,753 48,317
*CS Disco, Inc. 121,765 715,978
CSP, Inc. 7,476 93,226
CTS Corp. 73,347 3,629,943
*Daily Journal Corp. 3,102 1,504,470
*Daktronics, Inc. 130,816 1,704,532
*Diebold Nixdorf, Inc. 54,707 2,531,840
*Digi International, Inc. 84,456 2,446,690
*Digital Turbine, Inc. 6,102 19,526
#*DigitalOcean Holdings, Inc. 196,331 7,770,781
*Diodes, Inc. 109,133 6,382,098

44
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Dolby Laboratories, Inc., Class A 78,641 $ 5,732,929
*DoubleVerify Holdings, Inc. 288,484 4,918,652
*Dropbox, Inc., Class A 382,775 9,894,734
*DXC Technology Co. 413,192 8,205,993
*E2open Parent Holdings, Inc. 706,174 2,069,090
*Eastman Kodak Co. 73,063 344,857
*eGain Corp. 65,957 324,508
*Elastic NV 91,460 7,337,836
*Enfusion, Inc., Class A 134,642 1,199,660
#*Envestnet, Inc. 70,324 4,414,941
*ePlus, Inc. 84,048 7,476,070
*EverCommerce, Inc. 66,354 698,044
*Everspin Technologies, Inc. 51,457 318,004
*Extreme Networks, Inc. 200,209 2,989,120
*Fabrinet 113,095 27,252,502
*FARO Technologies, Inc. 44,619 782,617
#*Fastly, Inc., Class A 293,543 2,122,316
*Five9, Inc. 84,318 2,489,911
*FormFactor, Inc. 197,042 7,483,655
Frequency Electronics, Inc. 22,712 286,625
*Freshworks, Inc., Class A 451,661 5,284,434
*Globant SA 57,228 12,011,585
*Grid Dynamics Holdings, Inc. 175,085 2,787,353
#*GSI Technology, Inc. 48,500 154,230
Hackett Group, Inc. (The) 75,344 1,832,366
*Harmonic, Inc. 309,643 3,433,941
*HashiCorp, Inc., Class A 145,522 4,927,375
*Ichor Holdings, Ltd. 78,512 2,140,237
*Identiv, Inc. 12,865 45,542
#Immersion Corp. 50,055 421,964
#*indie Semiconductor, Inc.,
Class A 351,074 1,162,055
*Infinera Corp. 377,069 2,533,904
*Informatica, Inc., Class A 200,770 5,481,021
Information Services Group, Inc. 105,964 325,309
#*Insight Enterprises, Inc. 97,875 17,120,295
#*Instructure Holdings, Inc. 11,926 280,738
*Intapp, Inc. 152,635 7,657,698
#InterDigital, Inc. 82,265 12,375,947
#*inTEST Corp. 25,909 185,767
*Intevac, Inc. 67,948 226,267
#*IonQ, Inc. 21,120 317,434
*IPG Photonics Corp. 100,481 8,134,942
*Issuer Direct Corp. 3,804 36,975
#*Itron, Inc. 137,497 15,366,665
*Jamf Holding Corp. 292,242 4,862,907
*JFrog, Ltd. 246,593 7,195,584
*Key Tronic Corp. 24,700 148,200
*Kimball Electronics, Inc. 59,762 1,063,166
*Knowles Corp. 280,541 4,858,970
Kulicke & Soffa Industries, Inc. 135,902 6,096,564
*KVH Industries, Inc. 34,631 160,341
*Kyndryl Holdings, Inc. 670,392 15,345,273
*Lantronix, Inc. 85,542 334,469
*Lattice Semiconductor Corp. 168,675 8,545,075
Littelfuse, Inc. 41,698 10,200,582
*LiveRamp Holdings, Inc. 175,757 4,399,198
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Logility Supply Chain Solutions,
Inc. 80,957 $ 854,096
#*Lumentum Holdings, Inc. 155,495 9,931,466
#*Luna Innovations, Inc. 50,442 78,185
*MACOM Technology Solutions
Holdings, Inc. 156,237 17,561,039
*Magnachip Semiconductor Corp. 77,580 342,128
*Matterport, Inc. 500,355 2,281,619
*MaxLinear, Inc. 191,012 2,477,426
*Meridianlink, Inc. 116,548 2,559,394
Methode Electronics, Inc. 75,840 661,325
*Mirion Technologies, Inc. 642,237 9,505,108
#*Mitek Systems, Inc. 107,346 922,102
MKS Instruments, Inc. 53,860 5,349,914
*M-Tron Industries, Inc., Class M 215 10,832
*N-able, Inc. 532,711 6,515,055
#Napco Security Technologies,
Inc. 95,853 3,688,423
#*Navitas Semiconductor Corp. 362,016 894,179
*nCino, Inc. 254,292 9,485,092
*NCR Voyix Corp. 334,455 4,284,369
*NETGEAR, Inc. 74,103 1,624,338
*NetScout Systems, Inc. 218,049 4,585,570
Network-1 Technologies, Inc. 10,978 14,271
*nLight, Inc. 109,148 1,362,167
#*Novanta, Inc. 108,649 18,496,406
NVE Corp. 12,905 972,650
*Olo, Inc., Class A 249,862 1,251,809
*ON24, Inc. 98,171 593,935
*OneSpan, Inc. 86,037 1,435,097
*Onto Innovation, Inc. 51,389 10,191,980
*Ooma, Inc. 61,598 736,712
*Optical Cable Corp. 3,533 8,656
*OSI Systems, Inc. 62,321 8,239,459
#*Ouster, Inc. 47,612 315,668
#*PAR Technology Corp. 83,304 4,914,103
PC Connection, Inc. 66,996 4,264,295
*PDF Solutions, Inc. 89,687 2,539,936
Pegasystems, Inc. 103,459 8,218,783
#*Penguin Solutions, Inc. 121,601 1,830,095
*Photronics, Inc. 144,666 3,298,385
*Plexus Corp. 69,698 10,043,482
Power Integrations, Inc. 128,902 7,789,548
#*Powerfleet, Inc. 158,929 799,413
*Procore Technologies, Inc. 119,258 7,829,288
Progress Software Corp. 133,996 8,587,804
*Q2 Holdings, Inc. 145,461 12,314,728
*Qorvo, Inc. 49,492 3,526,800
*Qualys, Inc. 84,124 10,030,946
*Rambus, Inc. 258,421 12,357,692
*Red Violet, Inc. 17,791 535,153
ReposiTrak, Inc. 878 16,901
*RF Industries, Ltd. 18,031 74,648
*Ribbon Communications, Inc. 374,990 1,334,964
Richardson Electronics, Ltd. 30,848 423,851
#*Rimini Street, Inc. 98,894 175,042
*RingCentral, Inc., Class A 140,623 5,063,834
#*Riot Platforms, Inc. 126,653 1,170,274

45
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Rogers Corp. 42,839 $ 4,295,895
*Sanmina Corp. 170,956 11,984,016
Sapiens International Corp. NV 111,167 4,099,839
*ScanSource, Inc. 103,935 4,407,883
*SecureWorks Corp., Class A 13,605 113,874
*SEMrush Holdings, Inc., Class A 163,135 2,138,700
*SentinelOne, Inc., Class A 464,340 11,975,329
*Silicon Laboratories, Inc. 79,680 8,275,565
*SiTime Corp. 51,043 8,626,777
#*SkyWater Technology, Inc. 20,414 200,261
#*SmartRent, Inc. 315,896 533,864
*Smartsheet, Inc., Class A 46,213 2,607,337
SolarWinds Corp. 362,603 4,742,847
*Sonim Technologies, Inc. 1,403 4,700
*SoundThinking, Inc. 22,930 242,829
#*Sprinklr, Inc., Class A 310,138 2,304,325
*SPS Commerce, Inc. 105,288 17,372,520
*Stratasys, Ltd. 41,778 298,713
*Synaptics, Inc. 92,540 6,354,722
*Synchronoss Technologies, Inc. 3,036 32,698
*Telos Corp. 135,407 475,279
*Teradata Corp. 214,895 6,926,066
#*Terawulf, Inc. 781,752 5,097,023
#*Thoughtworks Holding, Inc. 19,463 86,416
*TransAct Technologies, Inc. 22,741 97,559
*TTM Technologies, Inc. 274,113 6,151,096
*Turtle Beach Corp. 49,979 798,165
*Twilio, Inc., Class A 10,965 884,327
*UiPath, Inc., Class A 632,923 7,822,928
*Ultra Clean Holdings, Inc. 111,467 3,728,571
*Unisys Corp. 153,758 1,062,468
#*Unity Software, Inc. 527,955 10,601,336
Universal Display Corp. 51,826 9,345,264
*Upland Software, Inc. 42,412 91,610
#*Veeco Instruments, Inc. 155,886 4,486,399
*Verint Systems, Inc. 141,631 3,016,740
#*Vertex, Inc., Class A 129,099 5,358,899
*Viant Technology, Inc., Class A 39,183 457,266
#*Viasat, Inc. 87,097 836,131
*Viavi Solutions, Inc. 501,171 4,620,797
Vishay Intertechnology, Inc. 289,615 4,911,870
*Vishay Precision Group, Inc. 32,239 748,267
Vontier Corp. 324,930 12,048,404
*WidePoint Corp. 3,393 12,418
#*Wolfspeed, Inc. 33,892 451,102
#Xerox Holdings Corp. 282,827 2,310,697
*Xperi, Inc. 101,897 930,320
*Yext, Inc. 281,721 2,039,660
*Zuora, Inc., Class A 104,167 1,031,253
TOTAL INFORMATION
TECHNOLOGY 1,060,195,932
MATERIALS — (6.0%)
AdvanSix, Inc. 64,030 1,816,531
Alcoa Corp. 308,401 12,363,796
Alpha Metallurgical Resources,
Inc. 36,321 7,565,664
*Alto Ingredients, Inc. 149,935 266,884
American Vanguard Corp. 56,744 296,771
Shares Value†
MATERIALS — (Continued)
AptarGroup, Inc. 2,225 $ 373,600
#*Arcadium Lithium PLC 712,079 3,838,106
Arch Resources, Inc. 48,858 7,170,400
#Ardagh Metal Packaging SA 198,849 731,764
*Arq, Inc. 15,784 92,494
*Ascent Industries Co. 13,209 125,221
Ashland, Inc. 149,076 12,607,357
#*Aspen Aerogels, Inc. 188,355 3,360,253
*ATI, Inc. 307,313 16,198,468
Avient Corp. 277,929 12,954,271
*Axalta Coating Systems, Ltd. 367,432 13,933,021
Balchem Corp. 98,704 16,516,140
Berry Global Group, Inc. 180,771 12,735,317
*Bioceres Crop Solutions Corp. 3,410 22,915
Cabot Corp. 168,520 18,171,512
Caledonia Mining Corp. PLC 13,033 194,322
Carpenter Technology Corp. 130,246 19,471,777
*Century Aluminum Co. 251,961 4,447,112
Chemours Co. (The) 280,881 5,100,799
*Clearwater Paper Corp. 42,128 1,061,204
*Cleveland-Cliffs, Inc. 670,502 8,703,116
*Coeur Mining, Inc. 1,151,290 7,414,308
Commercial Metals Co. 390,833 21,026,815
#Compass Minerals International,
Inc. 79,515 978,830
*Core Molding Technologies, Inc. 24,525 369,101
Crown Holdings, Inc. 19,256 1,801,399
*Dakota Gold Corp. 76,301 167,099
Eagle Materials, Inc. 50,938 14,540,762
*Ecovyst, Inc. 273,245 1,819,812
Element Solutions, Inc. 800,180 21,684,878
Ferroglobe PLC 209,173 876,435
*Flotek Industries, Inc. 2,827 14,022
FMC Corp. 114,266 7,426,147
Fortitude Gold Corp. 33,389 182,304
Friedman Industries, Inc. 14,126 197,058
*Gatos Silver, Inc. 99,362 1,843,165
#*Glatfelter Corp. 7,873 14,250
#Graphic Packaging Holding Co. 377,292 10,662,272
Greif, Inc., Class A 63,911 3,990,603
Greif, Inc., Class B 18,366 1,229,236
#Hawkins, Inc. 61,652 6,590,599
Haynes International, Inc. 13,008 785,163
HB Fuller Co. 213,411 15,617,417
Hecla Mining Co. 1,606,828 10,428,314
Huntsman Corp. 395,608 8,703,376
*Idaho Strategic Resources, Inc. 4,478 71,827
*Ingevity Corp. 82,537 3,449,221
Innospec, Inc. 63,411 6,834,438
*Intrepid Potash, Inc. 37,641 944,413
Kaiser Aluminum Corp. 36,018 2,674,697
*Knife River Corp. 146,107 14,219,133
Koppers Holdings, Inc. 49,106 1,670,095
Kronos Worldwide, Inc. 156,909 1,810,730
Louisiana-Pacific Corp. 209,670 20,736,363
*LSB Industries, Inc. 160,475 1,315,895
Materion Corp. 63,472 6,450,659
Mativ Holdings, Inc. 150,325 2,322,521

46
Dimensional U.S. Small Cap ETF
continued
Shares Value†
MATERIALS — (Continued)
*McEwen Mining, Inc. 44,111 $ 419,496
Mercer International, Inc. 181,624 1,184,189
*Metallus, Inc. 119,283 1,680,698
Minerals Technologies, Inc. 137,463 10,349,589
Mosaic Co. (The) 223,795 5,988,754
#*MP Materials Corp. 371,836 6,689,330
Myers Industries, Inc. 76,094 896,387
NewMarket Corp. 16,088 8,445,717
*Nexa Resources SA 4,298 34,470
Northern Technologies
International Corp. 21,062 267,698
*O-I Glass, Inc. 367,973 4,088,180
Olin Corp. 176,700 7,250,001
Olympic Steel, Inc. 25,576 917,667
Orion SA 143,330 2,148,517
Pactiv Evergreen, Inc. 215,940 2,448,760
*Perimeter Solutions SA 162,184 2,153,804
#*Piedmont Lithium, Inc. 21,683 284,047
#Quaker Chemical Corp. 31,515 4,777,044
Radius Recycling, Inc. 78,534 1,271,465
#Ramaco Resources, Inc., Class
A 93,277 946,762
Ramaco Resources, Inc., Class B 7,160 73,175
*Ranpak Holdings Corp. 117,812 716,297
*Rayonier Advanced Materials,
Inc. 175,782 1,399,225
Royal Gold, Inc. 59,081 8,629,371
Ryerson Holding Corp. 78,870 1,718,577
Sealed Air Corp. 261,785 9,471,381
Sensient Technologies Corp. 98,227 7,414,174
Silgan Holdings, Inc. 301,989 15,624,911
#*Smith-Midland Corp. 4,231 145,546
Sonoco Products Co. 182,312 9,575,026
Stepan Co. 52,472 3,795,825
*Summit Materials, Inc., Class A 377,955 17,918,847
SunCoke Energy, Inc. 237,845 2,452,182
Sylvamo Corp. 130,948 11,133,199
*Tredegar Corp. 89,317 692,207
TriMas Corp. 104,177 2,797,152
Trinseo PLC 6,841 31,605
Tronox Holdings PLC 537,489 6,514,367
United States Lime & Minerals,
Inc. 72,157 8,137,866
#United States Steel Corp. 300,925 11,690,936
*Universal Stainless & Alloy
Products, Inc. 23,581 1,030,961
#Warrior Met Coal, Inc. 89,570 5,654,554
Worthington Steel, Inc. 115,272 4,408,001
TOTAL MATERIALS 574,250,132
REAL ESTATE — (0.6%)
*AMREP Corp. 4,295 130,611
*Anywhere Real Estate, Inc. 278,414 1,074,678
*CKX Lands, Inc. 702 9,100
*Compass, Inc., Class A 681,394 4,326,852
*Cushman & Wakefield PLC 519,264 7,036,027
*Douglas Elliman, Inc. 25,859 51,976
#eXp World Holdings, Inc. 1,367 18,208
*Five Point Holdings LLC, Class A 75,906 305,142
Shares Value†
REAL ESTATE — (Continued)
*Forestar Group, Inc. 113,524 $ 3,583,953
*FRP Holdings, Inc. 44,384 1,287,136
*Howard Hughes Holdings, Inc. 123,325 9,377,633
*Jones Lang LaSalle, Inc. 21,808 5,909,096
Kennedy-Wilson Holdings, Inc. 331,280 3,541,383
Marcus & Millichap, Inc. 91,896 3,477,345
*Maui Land & Pineapple Co., Inc. 31,222 686,572
Newmark Group, Inc., Class A 335,781 5,033,357
#*Opendoor Technologies, Inc. 380,841 666,472
#*Rafael Holdings, Inc., Class B 27,736 51,312
*RE/MAX Holdings, Inc. 35,550 435,132
RMR Group, Inc. (The), Class A 35,689 859,034
#*Seaport Entertainment Group,
Inc. 28,005 760,336
St. Joe Co. (The) 136,811 7,073,129
#*Stratus Properties, Inc. 17,084 380,802
*Tejon Ranch Co. 62,049 987,199
TOTAL REAL ESTATE 57,062,485
UTILITIES — (2.5%)
ALLETE, Inc. 170,134 10,873,264
#*Altus Power, Inc. 282,570 972,041
American States Water Co. 87,024 7,175,999
Artesian Resources Corp., Class
A 21,896 733,735
Avista Corp. 183,763 6,887,437
Black Hills Corp. 198,208 11,731,932
California Water Service Group 137,785 7,159,309
Chesapeake Utilities Corp. 69,835 8,365,535
Clearway Energy, Inc., Class A 66,461 1,770,521
Clearway Energy, Inc., Class C 175,195 4,972,034
Consolidated Water Co., Ltd. 35,853 851,867
Genie Energy, Ltd., Class B 58,449 918,818
Global Water Resources, Inc. 11,360 141,886
*Hawaiian Electric Industries, Inc. 215,932 2,217,622
IDACORP, Inc. 141,712 14,664,358
#MGE Energy, Inc. 82,440 7,459,996
Middlesex Water Co. 41,239 2,523,414
*Montauk Renewables, Inc. 108,154 598,092
National Fuel Gas Co. 163,681 9,907,611
New Jersey Resources Corp. 313,544 14,388,534
Northwest Natural Holding Co. 87,042 3,385,063
Northwestern Energy Group, Inc. 142,420 7,613,773
OGE Energy Corp. 330,478 13,215,815
#ONE Gas, Inc. 131,896 9,400,228
#Ormat Technologies, Inc. 182,529 14,423,442
Otter Tail Corp. 106,198 8,338,667
#Pinnacle West Capital Corp. 101,429 8,906,480
Portland General Electric Co. 280,255 13,284,087
*Pure Cycle Corp. 54,629 574,697
RGC Resources, Inc. 20,468 418,980
SJW Group 87,699 4,881,326
Southwest Gas Holdings, Inc. 176,574 12,934,045
Spire, Inc. 135,326 8,641,918
#*Sunnova Energy International,
Inc. 254,296 1,543,577
TXNM Energy, Inc. 208,614 9,083,054
UGI Corp. 312,882 7,481,009
Unitil Corp. 47,516 2,750,701

47
Dimensional U.S. Small Cap ETF
continued
Shares Value†
UTILITIES — (Continued)
York Water Co. (The) 37,180 $ 1,307,621
TOTAL UTILITIES 242,498,488
TOTAL COMMON STOCKS 8,852,084,802
PREFERRED STOCK —(0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp. 5,072 121,474
TOTAL PREFERRED STOCK 121,474
RIGHTS/WARRANTS — ( 0.0% )
HEALTH CARE — (0.0%)
#*<Albireo Pharma, Inc. 3/2/2026 32,677 189,853
*<Chinook Therapeutics, Inc. 13,304 5,056
*<Chinook Therapeutics, Inc. 127,805 159,756
*<Mirati Therapeutics 92,961 277,024
*OmniAb Operations, Inc. 9,244 –
Shares Value†
HEALTH CARE — (Continued)
*OmniAb Operations, Inc. 9,244 $ –
*<Opiant Pharma, Inc. 8,607 –
*<Xeris Biopharma Holdings, Inc. 49,892 13,471
*<Xoma Corp. CVR 25,604 1,536
TOTAL HEALTH CARE 646,696
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc. 164,883 234,134
TOTAL RIGHTS/WARRANTS 880,830
TOTAL INVESTMENT SECURITIES — (91.7%)
(Cost $6,695,990,225) 8,853,087,106
SECURITIES LENDING COLLATERAL — (8.3%)
@§The DFA Short Term
Investment Fund 69,164,558 799,957,279
TOTAL INVESTMENTS — ( 100.0% )
(Cost $7,495,947,504) $ 9,653,044,385
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 245,949,134 $ — $ — $ 245,949,134
Consumer Discretionary ................ 1,266,863,482 — — 1,266,863,482
Consumer Staples .................... 347,910,625 — — 347,910,625
Energy ............................. 453,033,578 — — 453,033,578
Financials ........................... 1,888,421,760 76 — 1,888,421,836
Health Care ......................... 870,735,814 — 384,414 871,120,228
Industrials ........................... 1,842,907,231 1,871,651 — 1,844,778,882
Information Technology ................ 1,060,195,932 — — 1,060,195,932
Materials ........................... 574,250,132 — — 574,250,132
Real Estate .......................... 57,062,485 — — 57,062,485
Utilities ............................. 242,498,488 — — 242,498,488
Preferred Stock
Communication Services ............... 121,474 — — 121,474
Rights/Warrants
Health Care ......................... — — 646,696 646,696
Materials ........................... — — 234,134 234,134
Securities Lending Collateral .............. — 799,957,279 — 799,957,279
Total Investments ....................... $8,849,950,135 $801,829,006 $1,265,244> $9,653,044,385
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

48
Dimensional U.S. Targeted Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2024
1
Shares Value†
COMMON STOCKS — ( 94.6% )
COMMUNICATION SERVICES — (3.1%)
#*Advantage Solutions, Inc. 411,551 $ 1,259,346
#*AMC Networks, Inc., Class A 176,603 1,430,484
#*Angi, Inc. 193,297 460,047
*Atlanta Braves Holdings, Inc. 23 909
ATN International, Inc. 87,522 1,834,461
*Bandwidth, Inc., Class A 158,527 3,091,277
*Boston Omaha Corp., Class A 165,952 2,449,452
*Bumble, Inc., Class A 583,568 4,131,661
*BuzzFeed, Inc. 1,275 3,175
#Cable One, Inc. 19,595 6,692,868
#*Cardlytics, Inc. 117,135 504,852
*Cars.com, Inc. 299,551 4,789,821
*Consolidated Communications
Holdings, Inc. 275,630 1,277,545
*Creative Realities, Inc. 12,525 51,854
*Cumulus Media, Inc., Class A 149,094 174,440
*DHI Group, Inc. 119,168 195,436
*E.W. Scripps Co. (The), Class A 367,845 1,234,120
#*EchoStar Corp., Class A 10,563 264,709
#Entravision Communications
Corp., Class A 497,894 1,155,114
*Fluent, Inc. 606 1,794
*Frontier Communications Parent,
Inc. 1,061,414 37,924,322
*Gaia, Inc. 67,067 357,467
*Gambling.com Group, Ltd. 48,320 465,322
*Gannett Co., Inc. 391,057 1,834,057
Gray Television, Inc. 458,640 2,618,834
Gray Television, Inc., Class A 2,809 23,090
*Harte Hanks, Inc. 4,124 29,322
#*IMAX Corp. 42,938 1,043,393
*Integral Ad Science Holding
Corp. 309,200 3,660,928
Interpublic Group of Cos., Inc.
(The) 805,160 23,671,704
*IZEA Worldwide, Inc. 8,403 23,865
John Wiley & Sons, Inc., Class A 239,214 11,793,250
*Liberty Broadband Corp., Class
A 38,283 3,071,445
*Liberty Broadband Corp., Class
C 245,065 19,806,153
*Liberty Global, Ltd., Class A 538,859 10,674,797
#*Liberty Global, Ltd., Class C 530,990 10,949,014
*Liberty Latin America, Ltd., Class
A 235,548 2,306,015
#*Liberty Latin America, Ltd.,
Class C 1,149,703 11,129,125
*Liberty Media Corp.-Liberty Live 6,711 380,782
*Liberty Media Corp.-Liberty Live 4,952 288,999
#*Lions Gate Entertainment
Corp., Class A 174,429 1,377,989
*Lions Gate Entertainment Corp.,
Class B 332,369 2,343,201
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Madison Square Garden
Entertainment Corp. 97,146 $ 4,051,960
*Magnite, Inc. 816,118 10,185,153
Marcus Corp. (The) 155,790 2,939,757
*National CineMedia, Inc. 47,574 342,057
#Nexstar Media Group, Inc. 188,048 33,081,404
*Nextdoor Holdings, Inc. 77,827 188,341
*Outbrain, Inc. 34,620 148,520
*Paltalk, Inc. 5,007 8,963
#Paramount Global, Class A 1,089 23,838
#Paramount Global, Class B 62,716 686,113
*Playstudios, Inc. 93,254 124,028
*PubMatic, Inc., Class A 168,297 2,474,807
*QuinStreet, Inc. 63,973 1,343,433
*Reading International, Inc., Class
B 4,376 28,488
*Reservoir Media, Inc. 24,832 206,851
Saga Communications, Inc.,
Class A 35,928 503,351
Scholastic Corp. 232,433 5,771,311
Shenandoah Telecommunications
Co. 203,478 2,816,136
#Shutterstock, Inc. 11,583 371,698
#Sinclair, Inc. 118,353 2,043,956
#Sirius XM Holdings, Inc. 84,453 2,251,517
*Skillz, Inc. 2,837 16,370
*SPAR Group, Inc. 18,918 45,592
#*Sphere Entertainment Co. 203,708 8,517,031
Spok Holdings, Inc. 37,484 583,626
*TechTarget, Inc. 18,808 544,398
#TEGNA, Inc. 1,092,507 17,949,890
Telephone and Data Systems,
Inc. 769,139 22,881,885
*Thryv Holdings, Inc. 113,414 1,630,893
Townsquare Media, Inc., Class A 17,649 172,960
*TripAdvisor, Inc. 372,076 5,968,099
*TrueCar, Inc. 451,067 1,763,672
*United States Cellular Corp. 256,102 15,801,493
*Urban One, Inc. 27,635 29,569
*Urban One, Inc. 21,936 29,614
*Vimeo, Inc. 482,995 2,303,886
*WideOpenWest, Inc. 115,866 578,171
*Yelp, Inc. 136,485 4,659,598
*Zedge, Inc., Class B 21,698 66,830
*Ziff Davis, Inc. 240,023 11,105,864
*ZoomInfo Technologies, Inc. 2,865 31,658
TOTAL COMMUNICATION
SERVICES 341,049,220
CONSUMER DISCRETIONARY — (13.3%)
#*1-800-Flowers.com, Inc., Class
A 235,459 1,959,019
*1stdibs.com, Inc. 37,374 155,850
Academy Sports & Outdoors, Inc. 417,876 21,253,173
*Adient PLC 471,995 9,218,062

49
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
ADT, Inc. 1,228,680 $ 8,846,496
*Adtalem Global Education, Inc. 326,667 26,433,894
Advance Auto Parts, Inc. 283,905 10,132,569
#A-Mark Precious Metals, Inc.,
Class A 140,825 5,471,051
AMCON Distributing Co. 454 54,498
*American Axle & Manufacturing
Holdings, Inc. 811,304 4,583,868
American Eagle Outfitters, Inc. 1,504,434 29,471,862
*American Outdoor Brands, Inc. 74,573 635,362
#*American Public Education, Inc. 95,036 1,441,696
*America's Car-Mart, Inc. 40,048 1,563,474
*AMMO, Inc. 160,355 173,183
Aramark 267,194 10,107,949
Ark Restaurants Corp. 18,317 199,472
Arko Corp. 121,085 805,215
*Asbury Automotive Group, Inc. 120,562 27,468,846
Autoliv, Inc. 16,776 1,558,155
*AutoNation, Inc. 183,360 28,506,979
#*Bally's Corp. 40,478 706,341
Bassett Furniture Industries, Inc. 63,375 911,966
*Beazer Homes USA, Inc. 130,184 4,004,460
*Biglari Holdings, Inc., Class A 166 140,805
*Biglari Holdings, Inc., Class B 8,550 1,456,151
*BJ's Restaurants, Inc. 168,004 6,231,268
BorgWarner, Inc. 1,334,434 44,877,015
#Brunswick Corp. 249,569 19,900,632
Build-A-Bear Workshop, Inc. 52,959 2,017,208
*Caesars Entertainment, Inc. 88,915 3,561,046
Caleres, Inc. 256,705 7,662,644
Canterbury Park Holding Corp. 7,625 146,400
*Capri Holdings, Ltd. 232,769 4,594,860
*CarParts.com, Inc. 29,640 24,601
Carriage Services, Inc. 80,868 3,023,655
Carter's, Inc. 121,237 6,631,664
Cato Corp. (The), Class A 89,538 584,683
*Cavco Industries, Inc. 49,451 20,264,773
*Century Casinos, Inc. 7,593 25,512
Century Communities, Inc. 240,731 21,343,210
*Chegg, Inc. 610,055 976,088
#*Citi Trends, Inc. 53,597 1,012,447
#Clarus Corp. 184,487 776,690
#Columbia Sportswear Co. 2,116 170,275
*ContextLogic, Inc., Class A 14,342 93,080
*Cooper-Standard Holdings, Inc. 35,777 449,001
Crown Crafts, Inc. 5,686 25,814
*Culp, Inc. 69,154 367,208
Dana, Inc. 878,254 6,736,208
#Designer Brands, Inc., Class A 255,991 1,333,713
*Destination XL Group, Inc. 176,995 473,462
#Dillard's, Inc., Class A 18,172 6,751,261
*Dorman Products, Inc. 119,281 13,601,612
#*Dream Finders Homes, Inc.,
Class A 51,326 1,532,081
*Duluth Holdings, Inc., Class B 143,260 530,062
*Educational Development Corp. 4,239 8,648
*El Pollo Loco Holdings, Inc. 250,212 3,057,591
Escalade, Inc. 37,857 493,277
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Ethan Allen Interiors, Inc. 180,490 $ 4,994,158
*Figs, Inc., Class A 347,645 2,172,781
#*First Watch Restaurant Group,
Inc. 178,578 3,034,933
*Five Below, Inc. 13,700 1,298,623
Flanigan's Enterprises, Inc. 9,557 239,785
Flexsteel Industries, Inc. 40,079 2,333,399
*Foot Locker, Inc. 518,883 12,032,897
*Full House Resorts, Inc. 17,096 87,019
#*Funko, Inc., Class A 182,280 2,158,195
Gap, Inc. (The) 1,562,430 32,451,671
*Genesco, Inc. 83,688 2,144,087
*Gentherm, Inc. 86,910 3,645,875
*G-III Apparel Group, Ltd. 353,204 10,695,017
#*Global Business Travel Group I 62,281 475,204
Golden Entertainment, Inc. 20,498 602,129
*Good Times Restaurants, Inc. 24,079 66,217
*Goodyear Tire & Rubber Co.
(The) 1,630,936 13,063,797
*GoPro, Inc., Class A 400,552 540,745
Graham Holdings Co., Class B 29,386 24,781,214
#*Green Brick Partners, Inc. 81,759 5,642,189
#Group 1 Automotive, Inc. 102,821 37,459,747
#*GrowGeneration Corp. 277,918 571,121
#Guess?, Inc. 355,636 6,042,256
#Hamilton Beach Brands Holding
Co., Class A 44,036 1,217,595
Harley-Davidson, Inc. 757,135 24,190,463
Haverty Furniture Cos., Inc. 113,023 2,503,459
Haverty Furniture Cos., Inc.,
Class A 700 15,694
*Helen of Troy, Ltd. 69,780 4,441,497
#*Hilton Grand Vacations, Inc. 90,825 3,349,626
*Holley, Inc. 141,374 366,159
Hooker Furnishings Corp. 96,343 1,544,378
*Hovnanian Enterprises, Inc.,
Class A 23,167 4,078,319
*JAKKS Pacific, Inc. 58,694 1,851,796
Jerash Holdings US, Inc. 17,840 54,234
Johnson Outdoors, Inc., Class A 53,566 1,693,757
KB Home 182,183 14,301,366
#Kohl's Corp. 597,962 11,050,338
#Krispy Kreme, Inc. 316,904 3,603,198
Lakeland Industries, Inc. 52,021 967,070
*Lands' End, Inc. 115,177 1,812,886
*Landsea Homes Corp. 93,785 973,488
*Latham Group, Inc. 201,424 1,309,256
Laureate Education, Inc. 708,879 12,178,541
La-Z-Boy, Inc. 324,487 12,346,730
#LCI Industries 132,604 14,756,173
Lear Corp. 303,544 29,067,373
*Legacy Housing Corp. 56,724 1,406,755
Leggett & Platt, Inc. 256,189 3,074,268
#*LGI Homes, Inc. 147,348 14,964,663
*Life Time Group Holdings, Inc. 385,073 8,579,426
Lifetime Brands, Inc. 122,001 702,726
*Lincoln Educational Services
Corp. 103,736 1,377,614
Lithia Motors, Inc. 160,653 53,396,238

50
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Live Ventures, Inc. 1,000 $ 11,260
LKQ Corp. 236,302 8,693,551
#*Lovesac Co. (The) 89,260 2,602,822
*M/I Homes, Inc. 94,293 14,293,876
Macy's, Inc. 1,489,088 22,842,610
*Malibu Boats, Inc., Class A 110,395 4,954,528
Marine Products Corp. 21,036 197,949
*MarineMax, Inc. 137,690 4,010,910
Marriott Vacations Worldwide
Corp. 188,068 14,486,878
*MasterCraft Boat Holdings, Inc. 90,625 1,573,250
#*Mattel, Inc. 485,512 9,894,735
Meritage Homes Corp. 93,155 16,879,686
#*Mister Car Wash, Inc. 163,481 1,227,742
*Mobileye Global, Inc., Class A 198 2,695
*Mohawk Industries, Inc. 390,066 52,374,162
Monarch Casino & Resort, Inc. 10,405 816,897
Monro, Inc. 160,563 4,401,032
#*Motorcar Parts of America, Inc. 107,784 568,022
Movado Group, Inc. 93,825 1,732,948
Nathan's Famous, Inc. 6,596 555,581
*National Vision Holdings, Inc. 421,424 4,382,810
Newell Brands, Inc. 1,841,790 16,207,752
*ODP Corp. (The) 204,202 6,336,388
*ONE Group Hospitality, Inc.
(The) 42,453 145,189
OneSpaWorld Holdings, Ltd. 152,498 2,670,240
#*OneWater Marine, Inc. 80,806 1,759,147
#Oxford Industries, Inc. 84,115 6,108,431
#Patrick Industries, Inc. 155,360 19,572,253
*Penn Entertainment, Inc. 51,927 1,025,558
Penske Automotive Group, Inc. 216,912 32,660,440
Perdoceo Education Corp. 598,692 13,380,766
*Petco Health & Wellness Co.,
Inc. 291,793 1,245,956
*PetMed Express, Inc. 24,847 101,873
Phinia, Inc. 260,049 12,113,082
*Playa Hotels & Resorts NV 775,210 6,589,285
Polaris, Inc. 48,597 3,397,416
#*Portillo's, Inc., Class A 77,551 1,002,734
PVH Corp. 386,821 38,086,396
RCI Hospitality Holdings, Inc. 36,507 1,585,134
Rocky Brands, Inc. 42,708 868,681
*Sally Beauty Holdings, Inc. 236,420 3,073,460
#Shoe Carnival, Inc. 210,522 7,214,589
Signet Jewelers, Ltd. 299,469 27,455,318
*Skechers USA, Inc., Class A 43,972 2,702,519
Smith & Wesson Brands, Inc. 366,088 4,742,670
#*Solo Brands, Inc., Class A 93,600 117,000
#Sonic Automotive, Inc., Class A 168,957 9,584,931
*Sonos, Inc. 385,082 4,825,077
*Sportsman's Warehouse
Holdings, Inc. 176,851 461,581
Standard Motor Products, Inc. 158,423 5,099,636
*Star Equity Holdings, Inc. 2,811 10,176
*Stitch Fix, Inc., Class A 266,901 842,073
*Stoneridge, Inc. 157,767 1,102,791
Strategic Education, Inc. 142,938 12,429,888
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Strattec Security Corp. 23,260 $ 873,413
#*Stride, Inc. 299,238 27,912,921
Sturm Ruger & Co., Inc. 13,982 549,772
Superior Group of Cos., Inc. 89,286 1,316,969
*Tandy Leather Factory, Inc. 3,338 14,587
*Taylor Morrison Home Corp. 875,912 59,999,972
#Thor Industries, Inc. 320,478 33,355,350
*Tile Shop Holdings, Inc. 121,773 804,920
*Tilly's, Inc., Class A 224,270 901,565
#*Topgolf Callaway Brands Corp. 1,015,495 9,860,456
*Traeger, Inc. 60,362 187,122
*Tri Pointe Homes, Inc. 759,170 30,693,243
#*Under Armour, Inc., Class A 1,247,151 10,663,141
*Under Armour, Inc., Class C 1,166,774 9,217,515
*Unifi, Inc. 99,867 611,186
*Universal Electronics, Inc. 71,874 633,210
*Universal Technical Institute, Inc. 129,032 2,147,092
Upbound Group, Inc. 279,962 8,186,089
*Urban Outfitters, Inc. 616,702 22,170,437
#*Vera Bradley, Inc. 166,674 835,037
#VF Corp. 176,573 3,656,827
*Vista Outdoor, Inc. 373,726 16,432,732
*Visteon Corp. 68,758 6,205,410
*VOXX International Corp. 184,202 1,427,566
Weyco Group, Inc. 52,506 1,767,352
#Whirlpool Corp. 60,802 6,293,615
#Winnebago Industries, Inc. 234,191 13,124,064
Worthington Enterprises, Inc. 299,293 11,462,922
*Zumiez, Inc. 123,797 2,550,218
TOTAL CONSUMER
DISCRETIONARY 1,469,123,307
CONSUMER STAPLES — (4.6%)
#Alico, Inc. 41,985 1,029,052
Andersons, Inc. (The) 265,722 12,063,779
#B&G Foods, Inc. 423,105 3,604,855
*BellRing Brands, Inc. 226,855 14,933,865
*Boston Beer Co., Inc. (The),
Class A 23,070 6,714,985
*Bridgford Foods Corp. 2,382 21,295
Bunge Global SA 141,182 11,862,112
#Calavo Growers, Inc. 96,485 2,564,571
Cal-Maine Foods, Inc. 282,379 24,787,229
#*Central Garden & Pet Co. 75,174 2,578,468
*Central Garden & Pet Co., Class
A 369,894 10,778,711
#*Chefs' Warehouse, Inc. (The) 74,928 2,991,126
*Coffee Holding Co., Inc. 5,999 18,177
Conagra Brands, Inc. 48,179 1,394,300
#*Coty, Inc., Class A 1,188,280 8,840,803
#*Darling Ingredients, Inc. 538,301 21,052,952
Dole PLC 190,639 3,078,820
#*Duckhorn Portfolio, Inc. (The) 443,521 4,860,990
Edgewell Personal Care Co. 423,806 14,812,020
*Farmer Bros Co. 86,464 159,958
Fresh Del Monte Produce, Inc. 393,402 12,632,138
*Grocery Outlet Holding Corp. 444,296 6,353,433
*Hain Celestial Group, Inc. (The) 328,534 2,868,102
*HF Foods Group, Inc. 32,309 110,497

51
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
Ingles Markets, Inc., Class A 108,789 $ 6,947,266
Ingredion, Inc. 302,502 40,160,166
J & J Snack Foods Corp. 7,522 1,234,511
J.M. Smucker Co. (The) 317,401 36,028,187
*Laird Superfood, Inc. 5,321 38,311
Limoneira Co. 17,185 440,623
*Mannatech, Inc. 2,523 20,487
#MGP Ingredients, Inc. 55,879 2,684,427
*Mission Produce, Inc. 187,964 2,217,975
Molson Coors Beverage Co.,
Class B 725,178 39,500,446
*Natural Alternatives International,
Inc. 24,562 112,248
Natural Grocers by Vitamin
Cottage, Inc. 93,606 2,562,932
Natural Health Trends Corp. 390 2,336
*Nature's Sunshine Products, Inc. 57,422 726,962
Nu Skin Enterprises, Inc., Class A 206,130 1,275,945
Oil-Dri Corp. of America 34,874 2,366,201
*Olaplex Holdings, Inc. 29,135 51,860
*Performance Food Group Co. 179,517 14,585,756
*Pilgrim's Pride Corp. 273,570 13,251,731
*Post Holdings, Inc. 385,202 42,067,910
PriceSmart, Inc. 174,953 14,535,095
Reynolds Consumer Products,
Inc. 30,826 830,761
Seaboard Corp. 5,115 14,148,141
*Seneca Foods Corp., Class A 30,283 1,872,398
*Seneca Foods Corp., Class B 1,786 111,741
*Simply Good Foods Co. (The) 418,555 14,088,561
SpartanNash Co. 245,441 5,164,079
#Spectrum Brands Holdings, Inc. 188,939 16,932,713
#Tootsie Roll Industries, Inc. 25,082 731,642
*TreeHouse Foods, Inc. 385,785 14,034,858
*United Natural Foods, Inc. 312,903 6,364,447
Universal Corp. 206,816 10,531,071
*US Foods Holding Corp. 203,595 12,551,632
*USANA Health Sciences, Inc. 68,783 2,540,844
#Utz Brands, Inc. 387 6,664
Village Super Market, Inc., Class
A 67,731 1,933,043
Weis Markets, Inc. 213,293 13,413,997
*Willamette Valley Vineyards, Inc. 3,095 10,771
TOTAL CONSUMER STAPLES 506,190,976
ENERGY — (9.4%)
Adams Resources & Energy, Inc. 23,382 650,487
*Amplify Energy Corp. 244,019 1,615,406
*Antero Resources Corp. 1,666,863 43,138,414
APA Corp. 757,837 17,884,953
Archrock, Inc. 896,799 17,953,916
Ardmore Shipping Corp. 295,077 4,163,537
#Atlas Energy Solutions, Inc. 39,734 777,594
Berry Corp. 469,796 2,358,376
*Bristow Group, Inc. 162,173 5,379,278
California Resources Corp. 398,459 20,707,914
Chord Energy Corp. 228,188 28,546,319
Civitas Resources, Inc. 146,579 7,151,589
*Clean Energy Fuels Corp. 1,218,997 3,449,762
Shares Value†
ENERGY — (Continued)
*CNX Resources Corp. 1,159,609 $ 39,461,494
#Comstock Resources, Inc. 1,590,190 18,382,596
CONSOL Energy, Inc. 226,680 25,143,346
#Crescent Energy Co., Class A 454,840 5,653,661
#CVR Energy, Inc. 383,675 6,100,433
Delek US Holdings, Inc. 448,443 7,027,102
DHT Holdings, Inc. 1,351,260 13,945,003
*DMC Global, Inc. 132,530 1,337,228
Dorian LPG, Ltd. 321,824 9,284,622
DT Midstream, Inc. 363,397 32,760,240
Energy Services of America Corp. 9,489 109,883
Epsilon Energy, Ltd. 93,835 552,688
#Evolution Petroleum Corp. 178,962 921,654
#Expand Energy Corp. 1,311,825 111,137,814
*Expro Group Holdings NV 523,067 6,669,104
*Forum Energy Technologies, Inc. 64,361 899,767
FutureFuel Corp. 252,009 1,522,134
*Geospace Technologies Corp. 49,016 548,979
#Granite Ridge Resources, Inc. 106,566 631,936
#*Green Plains, Inc. 160,725 1,965,667
*Gulf Island Fabrication, Inc. 95,913 528,481
*Gulfport Energy Corp. 54,681 7,570,038
*Hallador Energy Co. 230,395 2,287,822
*Helix Energy Solutions Group,
Inc. 1,245,084 11,517,027
#Helmerich & Payne, Inc. 580,217 19,495,291
HF Sinclair Corp. 1,029,041 39,731,273
#HighPeak Energy, Inc. 3,693 47,270
*Independence Contract Drilling,
Inc. 3,094 248
*Innovex International, Inc. 179,620 2,548,808
International Seaways, Inc. 404,135 17,596,038
#Kodiak Gas Services, Inc. 21,307 679,267
#*Kosmos Energy, Ltd. 1,475,095 5,546,357
#Liberty Energy, Inc. 1,154,572 19,708,544
#Magnolia Oil & Gas Corp., Class
A 486,123 12,289,190
*Mammoth Energy Services, Inc. 124,377 547,259
Matador Resources Co. 708,054 36,896,694
Mexco Energy Corp. 3,788 44,509
Murphy Oil Corp. 969,222 30,511,109
#*Nabors Industries, Ltd. 26,008 1,935,255
NACCO Industries, Inc., Class A 35,562 1,113,446
*Natural Gas Services Group, Inc. 94,190 1,843,298
*NCS Multistage Holdings, Inc. 826 15,314
*Newpark Resources, Inc. 600,996 4,002,633
#Noble Corp. PLC 212,540 6,797,029
#Nordic American Tankers, Ltd. 1,304,353 4,265,234
#Northern Oil & Gas, Inc. 391,227 14,181,979
NOV, Inc. 2,107,775 32,691,590
*Oil States International, Inc. 282,770 1,337,502
Ovintiv, Inc. 1,229,931 48,213,295
*Par Pacific Holdings, Inc. 84,201 1,300,906
PBF Energy, Inc., Class A 799,675 22,806,731
#Peabody Energy Corp. 841,933 22,117,580
Permian Resources Corp. 1,578,401 21,513,606
PHX Minerals, Inc. 203,974 736,346
*PrimeEnergy Resources Corp. 3,667 604,872

52
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
ENERGY — (Continued)
*Profire Energy, Inc. 55,393 $ 138,483
*ProPetro Holding Corp. 716,523 4,951,174
Range Resources Corp. 340,207 10,216,416
Ranger Energy Services, Inc. 91,567 1,188,540
*REX American Resources Corp. 129,854 5,808,369
Riley Exploration Permian, Inc. 28,518 761,716
#RPC, Inc. 1,159,764 6,587,460
SandRidge Energy, Inc. 137,881 1,529,100
Scorpio Tankers, Inc. 404,953 23,596,611
*SEACOR Marine Holdings, Inc. 149,354 1,015,607
*Seadrill, Ltd. 380,962 14,990,855
Select Water Solutions, Inc. 749,281 7,942,379
SFL Corp., Ltd. 1,152,542 12,228,471
#Sitio Royalties Corp., Class A 233,278 5,199,767
SM Energy Co. 752,263 31,572,478
Smart Sand, Inc. 35,880 74,272
Solaris Energy Infrastructure, Inc. 135,315 1,778,039
*Stabilis Solutions, Inc. 1,068 4,624
*Talos Energy, Inc. 806,999 8,247,530
*Teekay Corp., Ltd. 611,309 5,116,656
*Teekay Tankers, Ltd., Class A 235,181 11,213,430
*TETRA Technologies, Inc. 92,844 311,027
*Tidewater, Inc. 105,680 6,348,198
*TOP Ships, Inc. 4,995 40,080
#*Transocean, Ltd. 4,777,866 20,735,938
VAALCO Energy, Inc. 299,486 1,599,255
#*Valaris, Ltd. 117,260 5,933,356
#*Vital Energy, Inc. 148,466 4,048,668
#Vitesse Energy, Inc. 157,184 3,909,166
World Kinect Corp. 493,520 12,905,548
TOTAL ENERGY 1,040,847,950
FINANCIALS — (28.3%)
1st Source Corp. 166,733 9,875,596
*Acacia Research Corp. 311,311 1,407,126
#ACNB Corp. 26,424 1,109,808
Affiliated Managers Group, Inc. 9,329 1,808,893
*Affinity Bancshares, Inc. 2,938 62,873
Alerus Financial Corp. 52,464 1,061,347
Ally Financial, Inc. 1,588,072 55,661,924
Amalgamated Financial Corp. 166,328 5,516,268
*Ambac Financial Group, Inc. 312,377 3,532,984
Amerant Bancorp, Inc. 127,305 2,714,143
*American Coastal Insurance
Corp. 202 2,454
Ameris Bancorp 500,780 31,043,352
AmeriServ Financial, Inc. 93,747 261,554
Ames National Corp. 21,088 358,391
Arrow Financial Corp. 72,734 2,075,828
Associated Banc-Corp. 1,197,664 28,432,543
#Associated Capital Group, Inc.,
Class A 6,902 247,023
Assurant, Inc. 14,904 2,857,097
Assured Guaranty, Ltd. 436,316 36,414,933
Atlantic American Corp. 9,607 15,275
#Atlantic Union Bankshares Corp. 630,066 23,816,495
*Atlanticus Holdings Corp. 77,012 2,864,076
Auburn National Bancorp, Inc. 804 17,664
Axis Capital Holdings, Ltd. 573,427 44,876,397
Shares Value†
FINANCIALS — (Continued)
*Axos Financial, Inc. 412,272 $ 27,919,060
Banc of California, Inc. 601,865 9,244,646
BancFirst Corp. 11,709 1,272,885
Bank First Corp. 1,196 110,044
Bank of Hawaii Corp. 23,389 1,689,387
Bank of Marin Bancorp 70,553 1,566,982
Bank of NT Butterfield & Son, Ltd.
(The) 168,586 6,165,190
Bank of the James Financial
Group, Inc. 3,849 50,807
Bank OZK 805,162 35,225,837
Bank7 Corp. 2,862 120,061
BankFinancial Corp. 69,192 843,450
#BankUnited, Inc. 420,487 14,860,011
Bankwell Financial Group, Inc. 28,476 811,851
Banner Corp. 235,677 15,092,755
Bar Harbor Bankshares 81,412 2,617,396
BayCom Corp. 42,604 1,058,709
BCB Bancorp, Inc. 89,725 1,089,261
Berkshire Hills Bancorp, Inc. 302,220 8,229,451
*Blue Foundry Bancorp 108,226 1,063,862
*Blue Ridge Bankshares, Inc. 2,967 8,308
BOK Financial Corp. 325,864 34,616,533
Bread Financial Holdings, Inc. 337,673 16,832,999
*Bridgewater Bancshares, Inc. 100,375 1,465,475
*Brighthouse Financial, Inc. 343,919 16,267,369
*Broadway Financial Corp. 9,858 67,922
Brookline Bancorp, Inc. 419,665 4,721,231
Burke & Herbert Financial
Services Corp. 26,735 1,693,395
Business First Bancshares, Inc. 65,639 1,719,085
*BV Financial, Inc. 2,320 36,192
Byline Bancorp, Inc. 183,431 4,936,128
C&F Financial Corp. 19,727 1,233,332
Cadence Bank 1,068,064 35,705,380
*California Bancorp 14,138 206,132
California First Leasing Corp. 2,511 55,870
Camden National Corp. 79,385 3,330,201
Capital Bancorp, Inc. 26,121 659,555
Capital City Bank Group, Inc. 112,342 3,931,970
Capitol Federal Financial, Inc. 707,241 4,558,168
*Carter Bankshares, Inc. 113,571 2,089,706
*Carver Bancorp, Inc. 9,849 17,236
Cathay General Bancorp 492,205 22,631,586
CB Financial Services, Inc. 2,484 71,167
*CCUR Holdings, Inc. 11 27,500
Central Pacific Financial Corp. 161,350 4,346,769
CF Bankshares, Inc. 766 19,441
Chemung Financial Corp. 14,051 671,357
ChoiceOne Financial Services,
Inc. 1,889 62,658
Citizens & Northern Corp. 79,942 1,512,503
Citizens Community Bancorp, Inc. 43,804 618,951
Citizens Financial Services, Inc. 884 51,528
#*Citizens, Inc. 41,637 196,943
City Holding Co. 24,518 2,858,799
Civista Bancshares, Inc. 81,738 1,665,003
CNB Financial Corp. 79,717 2,023,217

53
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
CNO Financial Group, Inc. 747,530 $ 25,715,032
*Coastal Financial Corp. 18,628 1,173,378
Cohen & Co., Inc. 1,786 14,967
Colony Bankcorp, Inc. 59,246 901,132
Columbia Banking System, Inc. 325,760 9,287,418
#*Columbia Financial, Inc. 102,783 1,755,534
Comerica, Inc. 728,843 46,434,588
Community Financial System, Inc. 203,673 12,452,567
Community Trust Bancorp, Inc. 128,384 6,650,291
Community West Bancshares 78,104 1,463,669
ConnectOne Bancorp, Inc. 204,435 4,955,504
*Consumer Portfolio Services,
Inc. 132,842 1,329,748
*CrossFirst Bankshares, Inc. 199,502 3,132,181
*Customers Bancorp, Inc. 208,613 9,623,318
CVB Financial Corp. 725,596 14,098,330
#DigitalBridge Group, Inc. 80,457 1,262,370
Dime Community Bancshares,
Inc. 178,972 5,381,688
*Dominari Holdings, Inc. 27,247 46,320
Donegal Group, Inc., Class A 148,387 2,249,547
Donegal Group, Inc., Class B 6,421 94,003
Eagle Bancorp Montana, Inc. 6,453 107,765
Eagle Bancorp, Inc. 157,019 4,115,468
East West Bancorp, Inc. 35,258 3,437,302
Eastern Bankshares, Inc. 693,967 11,332,481
*eHealth, Inc. 154,968 779,489
Employers Holdings, Inc. 202,258 9,854,010
Enact Holdings, Inc. 147,199 5,018,014
#*Encore Capital Group, Inc. 170,315 7,779,989
*Enova International, Inc. 207,228 18,010,185
*Enstar Group, Ltd. 81,461 26,271,173
Enterprise Bancorp, Inc. 42,262 1,357,033
Enterprise Financial Services
Corp. 245,473 12,941,337
Equity Bancshares, Inc., Class A 106,493 4,524,888
Esquire Financial Holdings, Inc. 9,933 661,339
ESSA Bancorp, Inc. 24,400 459,208
Essent Group, Ltd. 583,614 35,022,676
Evans Bancorp, Inc. 19,814 788,993
*EZCORP, Inc., Class A 426,243 4,897,532
F&G Annuities & Life, Inc. 7,472 299,627
Farmers & Merchants Bancorp,
Inc. 12,413 336,516
Farmers National Banc Corp. 109,907 1,512,320
FB Financial Corp. 253,590 12,476,628
#Federal Agricultural Mortgage
Corp., Class A 2,759 400,965
Federal Agricultural Mortgage
Corp., Class C 55,893 10,243,510
Fidelis Insurance Holdings, Ltd. 1,690 29,169
*Finance of America Cos., Inc.,
Class A 22 269
Financial Institutions, Inc. 85,837 2,060,946
Finward Bancorp 1,848 57,750
*Finwise Bancorp 3,899 65,230
First American Financial Corp. 569,191 36,513,603
First Bancorp 1,311,130 25,278,586
First Bancorp 238,119 9,929,562
Shares Value†
FINANCIALS — (Continued)
First Bancorp, Inc. (The) 61,349 $ 1,588,939
First Bancshares, Inc. (The) 149,006 4,987,231
First Bank 76,370 1,081,399
First Busey Corp. 357,261 8,685,015
First Business Financial Services,
Inc. 44,551 1,906,783
First Capital, Inc. 372 13,438
First Commonwealth Financial
Corp. 825,311 13,568,113
First Community Bankshares, Inc. 99,061 4,107,069
First Community Corp. 7,869 186,810
First Financial Bancorp 666,923 17,059,890
First Financial Corp. 67,827 2,913,848
First Financial Northwest, Inc. 74,588 1,678,230
First Foundation, Inc. 265,916 1,789,615
First Hawaiian, Inc. 716,431 17,724,503
First Horizon Corp. 2,969,973 51,469,632
First Internet Bancorp 41,730 1,459,298
First Interstate BancSystem, Inc.,
Class A 552,436 17,015,029
First Merchants Corp. 389,143 14,417,748
First Mid Bancshares, Inc. 83,708 3,193,460
First National Corp. 1,465 31,029
First Northwest Bancorp 76,766 779,175
First of Long Island Corp. (The) 94,550 1,188,966
First Savings Financial Group,
Inc. 3,325 89,742
First United Corp. 32,183 1,021,488
First US Bancshares, Inc. 230 2,723
*First Western Financial, Inc. 19,601 372,615
Five Star Bancorp 2,777 83,532
Flushing Financial Corp. 136,658 2,142,114
FNB Corp. 2,263,555 32,821,548
Franklin Financial Services Corp. 2,318 75,752
Franklin Resources, Inc. 843,296 17,515,258
FS Bancorp, Inc. 32,387 1,417,255
Fulton Financial Corp. 1,324,979 23,995,370
*Fundamental Global, Inc. 23,149 24,075
#*FVCBankcorp, Inc. 22,913 298,442
*Genworth Financial, Inc. 3,436,570 23,162,482
German American Bancorp, Inc. 115,677 4,683,762
Glacier Bancorp, Inc. 50,471 2,632,063
Globe Life, Inc. 186,282 19,671,379
Great Southern Bancorp, Inc. 84,436 4,786,677
*Green Dot Corp., Class A 240,030 2,726,741
*Greenlight Capital Re, Ltd.,
Class A 193,412 2,607,194
#Guaranty Bancshares, Inc. 45,590 1,498,087
Hancock Whitney Corp. 522,381 27,205,602
Hanmi Financial Corp. 168,118 3,844,859
HarborOne Bancorp, Inc. 255,741 3,035,646
Hawthorn Bancshares, Inc. 19,573 556,656
HBT Financial, Inc. 24,956 533,060
Heartland Financial USA, Inc. 261,994 15,588,643
Hennessy Advisors, Inc. 3,429 34,907
Heritage Commerce Corp. 342,887 3,329,433
Heritage Financial Corp. 191,865 4,410,976
*Heritage Insurance Holdings, Inc. 185,904 1,924,106
Hilltop Holdings, Inc. 246,560 7,552,133

54
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
#Hingham Institution For Savings
(The) 4,459 $ 1,130,446
*Hippo Holdings, Inc. 17,132 379,816
Home Bancorp, Inc. 33,667 1,587,399
Home BancShares, Inc. 878,606 23,977,158
Home Federal Bancorp Inc of
Louisiana 89 1,137
#HomeStreet, Inc. 45,948 416,059
HomeTrust Bancshares, Inc. 45,164 1,497,187
Hope Bancorp, Inc. 713,236 8,836,994
Horace Mann Educators Corp. 340,616 12,684,540
Horizon Bancorp, Inc. 242,077 3,878,074
IF Bancorp, Inc. 89 1,903
Independent Bank Corp. 119,538 3,918,456
Independent Bank Corp. 220,795 13,888,006
Independent Bank Group, Inc. 231,963 13,537,361
International Bancshares Corp. 514,364 31,509,939
Invesco, Ltd. 2,548,668 44,193,903
Investar Holding Corp. 32,646 681,322
Investors Title Co. 8,939 2,067,412
Jackson Financial, Inc., Class A 589,206 58,891,140
James River Group Holdings, Ltd. 100,979 628,089
Janus Henderson Group PLC 923,108 38,133,591
Jefferies Financial Group, Inc. 504,352 32,268,441
Kearny Financial Corp. 344,460 2,407,775
Kemper Corp. 314,034 19,554,897
KeyCorp 49,297 850,373
Lake Shore Bancorp, Inc. 1,818 24,288
Landmark Bancorp, Inc. 4,990 104,740
LCNB Corp. 20,057 314,694
*LendingClub Corp. 625,214 8,865,535
Live Oak Bancshares, Inc. 119,389 4,740,937
Magyar Bancorp, Inc. 9,232 113,738
MainStreet Bancshares, Inc. 5,768 99,613
Medallion Financial Corp. 186 1,760
Mercantile Bank Corp. 89,035 3,816,040
Merchants Bancorp 154,893 5,721,747
Mercury General Corp. 307,733 20,811,983
Meridian Corp. 12,400 174,096
Metrocity Bankshares, Inc. 23,735 702,081
*Metropolitan Bank Holding Corp. 45,926 2,457,041
MGIC Investment Corp. 1,710,250 42,824,660
Mid Penn Bancorp, Inc. 50,838 1,605,972
Middlefield Banc Corp. 4,098 115,728
Midland States Bancorp, Inc. 157,408 3,905,292
MidWestOne Financial Group,
Inc. 84,046 2,432,291
*Mr. Cooper Group, Inc. 199,532 17,668,559
MVB Financial Corp. 20,023 380,237
National Bank Holdings Corp.,
Class A 221,328 9,950,907
National Bankshares, Inc. 6,871 196,373
#Navient Corp. 970,461 13,809,660
NBT Bancorp, Inc. 329,938 14,675,642
*NCR Atleos Corp. 14,938 391,077
Nelnet, Inc., Class A 197,012 22,203,252
*NerdWallet, Inc., Class A 1,300 19,097
*NI Holdings, Inc. 14,230 223,411
Shares Value†
FINANCIALS — (Continued)
Nicolet Bankshares, Inc. 68,862 $ 7,002,577
*NMI Holdings, Inc. 512,003 19,804,276
Northeast Bank 35,058 3,115,254
Northeast Community Bancorp,
Inc. 25,576 663,953
Northfield Bancorp, Inc. 247,701 2,915,441
Northrim Bancorp, Inc. 29,519 1,926,705
Northwest Bancshares, Inc. 1,131,358 15,035,748
Norwood Financial Corp. 7,397 216,954
Oak Valley Bancorp 6,835 184,545
OceanFirst Financial Corp. 316,987 5,769,163
OFG Bancorp 343,600 13,836,772
Ohio Valley Banc Corp. 4,334 101,892
Old National Bancorp 1,863,290 35,886,965
Old Point Financial Corp. 118 2,418
Old Republic International Corp. 1,058,093 36,959,188
Old Second Bancorp, Inc. 242,780 3,986,448
OneMain Holdings, Inc. 496,746 24,673,374
*Onity Group, Inc. 43,609 1,296,059
OP Bancorp 54,166 802,198
*Oportun Financial Corp. 113,847 316,495
Oppenheimer Holdings, Inc.,
Class A 16,474 929,628
*OptimumBank Holdings, Inc. 6,245 29,726
Orange County Bancorp, Inc. 205 10,849
Origin Bancorp, Inc. 106,645 3,347,587
Orrstown Financial Services, Inc. 68,481 2,563,929
Pacific Premier Bancorp, Inc. 521,788 13,310,812
Park National Corp. 33,244 5,743,898
Parke Bancorp, Inc. 54,347 1,147,809
Pathfinder Bancorp, Inc. 1,123 19,372
Pathward Financial, Inc. 194,458 13,759,848
#*Paysafe, Ltd. 250,926 5,329,668
PCB Bancorp 39,757 746,239
Peapack-Gladstone Financial
Corp. 101,297 3,255,686
Penns Woods Bancorp, Inc. 17,351 468,477
PennyMac Financial Services,
Inc. 239,457 23,869,074
Peoples Bancorp of North
Carolina, Inc. 10,371 267,053
Peoples Bancorp, Inc. 196,683 6,053,903
Peoples Financial Services Corp. 16,851 786,268
Pinnacle Financial Partners, Inc. 427,966 45,129,015
*Pioneer Bancorp, Inc. 9,411 105,403
Plumas Bancorp 10,845 450,176
*Ponce Financial Group, Inc. 100,628 1,132,065
Popular, Inc. 432,750 38,614,283
*PRA Group, Inc. 201,499 4,062,220
Preferred Bank 73,137 6,170,569
Premier Financial Corp. 199,348 4,915,922
Primis Financial Corp. 129,656 1,456,037
Princeton Bancorp, Inc. 6,704 235,444
*ProAssurance Corp. 266,024 3,961,097
PROG Holdings, Inc. 19,704 860,474
Prosperity Bancshares, Inc. 557,596 40,816,027
*Provident Bancorp, Inc. 32,060 332,462
Provident Financial Holdings, Inc. 31,399 488,725
Provident Financial Services, Inc. 784,119 14,647,343

55
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
QCR Holdings, Inc. 123,537 $ 9,771,777
Radian Group, Inc. 612,212 21,372,321
RBB Bancorp 80,276 1,782,127
Red River Bancshares, Inc. 6,516 340,266
Regional Management Corp. 55,351 1,589,681
Reinsurance Group of America,
Inc. 1,800 379,944
RenaissanceRe Holdings, Ltd. 21,644 5,679,386
Renasant Corp. 450,831 15,377,845
#*Repay Holdings Corp. 484,890 3,857,300
Republic Bancorp, Inc., Class A 53,819 3,632,783
*Rhinebeck Bancorp, Inc. 126 1,154
Richmond Mutual Bancorp, Inc. 2,325 30,225
Riverview Bancorp, Inc. 183,561 870,079
S&T Bancorp, Inc. 226,204 8,591,228
Safety Insurance Group, Inc. 96,195 7,528,702
Sandy Spring Bancorp, Inc. 241,594 8,127,222
SB Financial Group, Inc. 5,101 97,990
Seacoast Banking Corp. of
Florida 363,574 9,707,426
*Security National Financial
Corp., Class A 48,958 472,934
*Selectquote, Inc. 968 1,936
Shore Bancshares, Inc. 167,250 2,431,815
Sierra Bancorp 85,369 2,424,480
Simmons First National Corp.,
Class A 704,676 16,348,483
*SiriusPoint, Ltd. 774,708 10,179,663
*Skyward Specialty Insurance
Group, Inc. 4,558 201,509
SLM Corp. 408 8,988
SmartFinancial, Inc. 60,879 2,018,748
*SoFi Technologies, Inc. 3,321,276 37,098,653
Sound Financial Bancorp, Inc. 1,153 60,971
South Plains Financial, Inc. 48,196 1,624,205
*Southern First Bancshares, Inc. 41,250 1,576,162
Southern Missouri Bancorp, Inc. 43,748 2,594,256
Southern States Bancshares, Inc. 4,816 149,826
Southside Bancshares, Inc. 119,387 3,868,139
SouthState Corp. 451,951 44,078,781
Stellar Bancorp, Inc. 189,746 5,164,886
*Sterling Bancorp, Inc. 59,780 279,173
Stewart Information Services
Corp. 219,338 15,090,454
Stifel Financial Corp. 202,780 21,012,064
Stock Yards Bancorp, Inc. 30,872 1,990,627
*StoneX Group, Inc. 177,002 15,937,260
Summit State Bank 885 5,974
*SWK Holdings Corp. 7,023 115,247
Synovus Financial Corp. 724,486 36,130,117
Territorial Bancorp, Inc. 44,590 456,602
*Texas Capital Bancshares, Inc. 379,949 29,237,076
TFS Financial Corp. 132,887 1,707,598
*Third Coast Bancshares, Inc. 13,444 437,871
Timberland Bancorp, Inc. 49,818 1,438,744
Tiptree, Inc. 196,952 4,019,790
Tompkins Financial Corp. 73,417 4,738,333
Towne Bank 457,505 14,878,063
TriCo Bancshares 183,486 7,840,357
Shares Value†
FINANCIALS — (Continued)
*Triumph Financial, Inc. 103,621 $ 9,156,988
TrustCo Bank Corp. 144,853 4,777,252
Trustmark Corp. 487,432 16,923,639
UMB Financial Corp. 113,651 12,470,924
*Unico American Corp. 26,066 461
Union Bankshares, Inc. 1,046 30,313
United Bancorp, Inc. 2,392 31,335
United Bancshares, Inc. 3,923 80,421
United Bankshares, Inc. 813,083 30,636,967
United Community Banks, Inc. 668,737 19,032,255
United Fire Group, Inc. 131,712 2,586,824
United Security Bancshares 75,501 667,429
Unity Bancorp, Inc. 51,271 1,983,162
Universal Insurance Holdings, Inc. 182,178 3,632,629
Univest Financial Corp. 174,391 4,853,302
Unum Group 1,075,179 69,004,988
US Global Investors, Inc., Class A 7,255 17,775
Valley National Bancorp 2,179,741 20,642,147
*Velocity Financial, Inc. 7,486 143,806
Veritex Holdings, Inc. 282,923 7,638,921
Virginia National Bankshares
Corp. 2,962 117,503
Virtus Investment Partners, Inc. 45,059 9,749,416
Voya Financial, Inc. 252,817 20,301,205
WaFd, Inc. 547,370 18,599,633
Walker & Dunlop, Inc. 136,013 14,875,742
Washington Trust Bancorp, Inc. 56,877 1,941,212
Waterstone Financial, Inc. 114,507 1,687,833
Webster Financial Corp. 917,254 47,513,757
WesBanco, Inc. 441,875 13,896,969
West Bancorp, Inc. 89,214 1,924,346
Westamerica Bancorp 35,462 1,827,002
Western Alliance Bancorp 254,710 21,194,419
Western New England Bancorp,
Inc. 117,483 1,023,277
Westwood Holdings Group, Inc. 22,685 354,340
White Mountains Insurance
Group, Ltd. 17,565 31,566,764
William Penn Bancorp 150 1,911
Wintrust Financial Corp. 383,537 44,448,103
*World Acceptance Corp. 22,439 2,560,290
WSFS Financial Corp. 440,198 21,644,536
WVS Financial Corp. 1,304 16,600
Zions Bancorp NA 832,384 43,333,911
TOTAL FINANCIALS 3,129,082,916
HEALTH CARE — (4.9%)
*2seventy bio, Inc. 31,542 136,892
*89Bio, Inc. 7,283 56,662
#*Absci Corp. 8,915 34,234
*AC Immune SA 164 466
*Acadia Healthcare Co., Inc. 241,379 10,304,469
*Accolade, Inc. 244,837 776,133
#*Acrivon Therapeutics, Inc. 1,777 14,216
*AdaptHealth Corp. 546,966 5,628,280
*Addus HomeCare Corp. 61,100 7,602,062
#*Adverum Biotechnologies, Inc. 6,302 45,973
*Agios Pharmaceuticals, Inc. 202,401 8,992,676
*Alkermes PLC 51,340 1,319,438

56
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Allogene Therapeutics, Inc. 276,761 $ 707,124
*Amedisys, Inc. 79,358 7,507,267
*American Shared Hospital
Services 5,572 17,496
*AMN Healthcare Services, Inc. 60,749 2,304,817
*Amphastar Pharmaceuticals, Inc. 15,271 771,644
*AngioDynamics, Inc. 218,614 1,462,528
#*ANI Pharmaceuticals, Inc. 48,464 2,774,322
*Anika Therapeutics, Inc. 62,992 1,077,793
*Aprea Therapeutics, Inc. 5,083 19,875
#*Arcturus Therapeutics Holdings,
Inc. 43,471 770,741
*Artivion, Inc. 99,465 2,618,913
*Atea Pharmaceuticals, Inc. 114,414 370,701
*Athira Pharma, Inc. 54,212 23,208
*Avanos Medical, Inc. 248,529 4,642,522
*Avidity Biosciences, Inc. 19,073 806,025
*Aytu BioPharma, Inc. 3,378 6,486
*Azenta, Inc. 336,152 13,812,486
*BioAtla, Inc. 28,158 54,063
*Bio-Rad Laboratories, Inc., Class
A 93,004 33,313,103
#*Black Diamond Therapeutics,
Inc. 17,383 47,629
#*Brookdale Senior Living, Inc. 612,635 3,841,221
*C4 Therapeutics, Inc. 146,679 781,799
*CareDx, Inc. 44,874 993,062
*Caribou Biosciences, Inc. 355,736 697,243
*Castle Biosciences, Inc. 141,364 4,901,090
*Certara, Inc. 1,326,646 13,531,789
*Cocrystal Pharma, Inc. 4,605 8,151
CONMED Corp. 25,852 1,764,140
*Cross Country Healthcare, Inc. 148,559 1,695,058
#*CryoPort, Inc. 94,772 631,182
#*Cullinan Therapeutics, Inc. 107,570 1,672,713
*Cumberland Pharmaceuticals,
Inc. 39,281 43,995
*Cytek Biosciences, Inc. 54,492 269,463
*Definitive Healthcare Corp. 327,451 1,358,922
DENTSPLY SIRONA, Inc. 476,078 11,030,727
*Design Therapeutics, Inc. 16,617 87,073
#*Dynavax Technologies Corp. 449,706 5,329,016
#*Editas Medicine, Inc. 449,211 1,302,712
*Elanco Animal Health, Inc. 1,728,669 21,850,376
*Electromed, Inc. 27,052 628,959
*Emergent BioSolutions, Inc. 20,236 183,338
*Enanta Pharmaceuticals, Inc. 22,394 251,821
*Enhabit, Inc. 271,508 1,870,690
*Enovis Corp. 310,079 12,796,960
*Entrada Therapeutics, Inc. 9,806 168,075
*Envista Holdings Corp. 803,425 16,847,822
*enVVeno Medical Corp. 2,121 7,148
#*Enzo Biochem, Inc. 81,910 94,196
#*Erasca, Inc. 81,937 212,217
*Evolent Health, Inc., Class A 297,851 6,954,821
*Fate Therapeutics, Inc. 561,552 1,330,878
*FONAR Corp. 36,377 552,930
*Fulcrum Therapeutics, Inc. 132,753 419,499
#*Fulgent Genetics, Inc. 192,040 4,119,258
Shares Value†
HEALTH CARE — (Continued)
*Generation Bio Co. 27,721 $ 60,432
*Globus Medical, Inc. 16,153 1,187,892
*Harvard Bioscience, Inc. 262,513 616,906
*Health Catalyst, Inc. 295,228 2,293,922
HealthStream, Inc. 177,552 5,190,733
*Hookipa Pharma, Inc. 3,039 11,518
*iBio, Inc. 4,653 12,051
*ICU Medical, Inc. 51,255 8,750,766
*ImmuCell Corp. 11,277 40,710
*InfuSystem Holdings, Inc. 6,799 42,086
*Innovative Eyewear, Inc. 50 410
#*Innoviva, Inc. 518,550 10,142,838
*Inogen, Inc. 49,649 433,436
*Instil Bio, Inc. 3,925 124,697
#*Integer Holdings Corp. 237,720 29,536,710
#*Integra LifeSciences Holdings
Corp. 363,582 6,820,798
*Intellia Therapeutics, Inc. 24,161 343,569
*iTeos Therapeutics, Inc. 201,907 1,706,114
*Jazz Pharmaceuticals PLC 112,016 12,325,120
*Kewaunee Scientific Corp. 14,815 469,932
*Kodiak Sciences, Inc. 103,419 392,992
*Lantern Pharma, Inc. 2,977 9,303
*Leap Therapeutics, Inc. 10,949 40,949
*LENSAR, Inc. 51,115 290,333
#*LifeStance Health Group, Inc. 226,849 1,522,157
#*Ligand Pharmaceuticals, Inc. 101,074 10,683,522
*Lipocine, Inc. 7,261 40,226
*Lisata Therapeutics, Inc. 1,807 5,114
*LivaNova PLC 99,579 5,140,268
*MaxCyte, Inc. 40,857 146,268
MEI Pharma, Inc. 7,889 24,456
Mesa Laboratories, Inc. 10,373 1,182,937
*Monte Rosa Therapeutics, Inc. 29,091 247,273
National HealthCare Corp. 89,995 10,442,120
*Nautilus Biotechnology, Inc. 82,047 213,322
#*Neogen Corp. 517,200 7,385,616
#*NeoGenomics, Inc. 285,874 3,885,028
*NeuroBo Pharmaceuticals, Inc. 32 82
*Nkarta, Inc. 16,470 50,728
#*Nutex Health, Inc. 131 2,920
*Nuvation Bio, Inc. 318,091 702,981
#*OmniAb Operations, Inc. -
Earnout Shares 294,654 1,205,135
*Omnicell, Inc. 81,061 3,942,807
*OptimizeRx Corp. 72,105 376,388
*Oramed Pharmaceuticals, Inc. 6,531 15,544
*OraSure Technologies, Inc. 467,972 1,902,306
*Organogenesis Holdings, Inc. 361,924 1,002,529
*ORIC Pharmaceuticals, Inc. 4,802 45,043
*Orthofix Medical, Inc. 69,605 1,126,905
*OrthoPediatrics Corp. 36,752 975,031
*Oruka Therapeutics, Inc. 429 12,012
*Owens & Minor, Inc. 438,761 5,576,652
*Pacira BioSciences, Inc. 262,215 4,352,769
Patterson Cos., Inc. 472,388 9,924,872
*<PDL BioPharma, Inc. 463,418 556,102
*Pediatrix Medical Group, Inc. 357,068 4,399,078

57
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*PepGen, Inc. 1,983 $ 13,127
*Performant Financial Corp. 3,397 13,214
Perrigo Co. PLC 734,904 18,835,590
*PharmaCyte Biotech, Inc. 8,707 15,760
Phibro Animal Health Corp.,
Class A 89,184 2,061,934
*Pliant Therapeutics, Inc. 14,169 199,358
*Precision BioSciences, Inc. 6,667 57,069
*Prelude Therapeutics, Inc. 13,143 15,772
#Premier, Inc., Class A 544,645 10,974,597
*Prestige Consumer Healthcare,
Inc. 277,978 20,500,877
*Pro-Dex, Inc. 1,209 37,503
*Progyny, Inc. 73,039 1,099,237
*Puma Biotechnology, Inc. 52,730 150,280
*Pyxis Oncology, Inc. 40,318 143,532
*Quanterix Corp. 114,469 1,512,708
*QuidelOrtho Corp. 160,597 6,110,716
*Quipt Home Medical Corp. 4,925 12,903
*RAPT Therapeutics, Inc. 62,652 132,822
*REGENXBIO, Inc. 199,763 1,715,964
*Relay Therapeutics, Inc. 270,481 1,524,160
*Replimune Group, Inc. 7,422 87,283
*Rezolute, Inc. 10,689 58,576
*Sage Therapeutics, Inc. 59,097 359,310
Select Medical Holdings Corp. 360,762 11,573,245
#*Semler Scientific, Inc. 21,603 634,696
*Sensus Healthcare, Inc. 27,524 176,154
*Shattuck Labs, Inc. 20,743 26,136
#SIGA Technologies, Inc. 53,431 385,772
*Singular Genomics Systems, Inc. 50 666
*Solid Biosciences, Inc. 13,720 75,734
*Streamline Health Solutions, Inc. 324 723
#*Supernus Pharmaceuticals, Inc. 326,737 11,131,930
#*Surgery Partners, Inc. 254,850 7,339,680
*Sutro Biopharma, Inc. 20,884 67,873
*Tactile Systems Technology, Inc. 107,250 1,556,197
*Tectonic Therapeutic, Inc. 465 19,079
*Teladoc Health, Inc. 443,568 3,992,112
*Tenaya Therapeutics, Inc. 17,368 33,347
*Terns Pharmaceuticals, Inc. 53,167 364,726
*TruBridge, Inc. 69,108 886,656
*TScan Therapeutics, Inc. 3,235 14,687
#*Twist Bioscience Corp. 6,638 267,910
Universal Health Services, Inc.,
Class B 2,322 474,408
US Physical Therapy, Inc. 10,957 878,532
Utah Medical Products, Inc. 16,044 1,016,869
*Vanda Pharmaceuticals, Inc. 317,456 1,476,170
*Varex Imaging Corp. 232,927 3,058,331
*Veracyte, Inc. 474,384 16,005,716
#*Verve Therapeutics, Inc. 80,956 463,878
Viatris, Inc. 1,768,700 20,516,920
*Vir Biotechnology, Inc. 253,991 1,902,393
#*Voyager Therapeutics, Inc. 147,129 1,004,891
*Werewolf Therapeutics, Inc. 2,372 6,060
*Xencor, Inc. 5,504 115,639
*Xeris Biopharma Holdings, Inc. 36 116
Shares Value†
HEALTH CARE — (Continued)
*Zimvie, Inc. 103,191 $ 1,420,424
*Zymeworks, Inc. 67,461 924,216
TOTAL HEALTH CARE 537,625,174
INDUSTRIALS — (15.9%)
*3D Systems Corp. 742 2,226
*AAR Corp. 274,383 16,106,282
ABM Industries, Inc. 508,055 26,957,398
ACCO Brands Corp. 521,067 2,553,228
Acme United Corp. 12,027 477,472
*AerSale Corp. 56,371 297,075
AGCO Corp. 400,050 39,940,992
*Air Industries Group 13,901 78,819
Air Lease Corp. 721,700 32,007,395
*Air Transport Services Group,
Inc. 361,546 6,233,053
Alamo Group, Inc. 89,704 15,208,416
*Alaska Air Group, Inc. 770,638 36,921,267
Albany International Corp. 86,266 5,859,187
*Alight, Inc., Class A 2,188,063 15,163,277
Allegiant Travel Co. 78,829 5,124,673
Allient, Inc. 53,893 931,810
*Alpha Pro Tech, Ltd. 16,626 92,939
#Alta Equipment Group, Inc. 94,973 617,325
#*Ameresco, Inc., Class A 55,788 1,716,597
*American Woodmark Corp. 128,466 11,653,151
Apogee Enterprises, Inc. 134,826 10,090,378
ARC Document Solutions, Inc. 129,081 433,712
ArcBest Corp. 141,510 14,742,512
Arcosa, Inc. 288,631 27,027,407
Argan, Inc. 28,201 3,723,660
Aris Water Solutions, Inc., Class
A 112,981 1,864,186
Astec Industries, Inc. 152,587 4,849,215
*Astronics Corp. 89,728 1,560,370
*Asure Software, Inc. 102,196 1,013,784
Atkore, Inc. 38,882 3,334,520
*Avalon Holdings Corp., Class A 411 1,073
AZZ, Inc. 69,871 5,322,773
Barnes Group, Inc. 352,457 16,480,889
*Beacon Roofing Supply, Inc. 50,328 4,633,699
BGSF, Inc. 58,521 434,811
#*Blade Air Mobility, Inc. 276,472 993,917
*BlueLinx Holdings, Inc. 68,425 7,489,800
Boise Cascade Co. 277,016 36,851,438
*Bowman Consulting Group, Ltd. 14,034 284,890
Brady Corp., Class A 169,951 12,090,314
*BrightView Holdings, Inc. 355,768 5,827,480
*Broadwind, Inc. 64,051 116,573
*CACI International, Inc., Class A 41,768 23,079,326
*Cadeler A/S, ADR 23,902 642,725
*CECO Environmental Corp. 109,624 2,609,051
#*Chart Industries, Inc. 53,355 6,441,016
Chicago Rivet & Machine Co. 2,160 40,511
Civeo Corp. 48,398 1,241,409
#*Clarivate PLC 2,049,461 13,526,443
CNH Industrial NV 1,878,956 21,100,676
Columbus McKinnon Corp. 173,492 5,518,781
*Commercial Vehicle Group, Inc. 125,822 366,142

58
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
CompX International, Inc. 6,417 $ 180,895
#Concentrix Corp. 179,072 7,612,351
*Concrete Pumping Holdings, Inc. 140,525 779,914
*Conduent, Inc. 1,146,257 4,126,525
Copa Holdings SA, Class A 120,781 11,751,991
Costamare, Inc. 738,107 10,045,636
Covenant Logistics Group, Inc. 77,346 3,913,708
#*Custom Truck One Source, Inc. 312,333 1,277,442
Deluxe Corp. 186,433 3,497,483
*Distribution Solutions Group, Inc. 59,024 2,272,424
*DLH Holdings Corp. 38,261 309,914
*DNOW, Inc. 937,889 11,095,227
Douglas Dynamics, Inc. 85,385 1,933,970
*Ducommun, Inc. 95,071 5,589,224
#Dun & Bradstreet Holdings, Inc. 2,145,671 25,512,028
*DXP Enterprises, Inc. 99,262 4,871,779
Eastern Co. (The) 37,289 1,161,179
EnerSys 127,879 12,386,360
Ennis, Inc. 150,703 3,068,313
Enpro, Inc. 128,413 18,698,217
*Enviri Corp. 452,029 3,462,542
ESAB Corp. 57,220 7,040,349
ESCO Technologies, Inc. 152,760 19,177,490
Espey Mfg. & Electronics Corp. 14,497 453,756
EVI Industries, Inc. 689 13,697
#*First Advantage Corp. 296,822 5,378,415
*Forrester Research, Inc. 23,993 351,977
FTAI Infrastructure, Inc. 121,739 982,434
*Gates Industrial Corp. PLC 1,598,750 30,935,813
GATX Corp. 78,598 10,827,660
Genco Shipping & Trading, Ltd. 317,348 4,995,058
*Gencor Industries, Inc. 71,143 1,417,169
Genpact, Ltd. 303,728 11,593,298
*Gibraltar Industries, Inc. 184,380 12,443,806
*GMS, Inc. 244,377 21,967,049
Gorman-Rupp Co. (The) 117,252 4,332,461
*Graham Corp. 16,254 455,437
#Granite Construction, Inc. 255,909 21,509,151
*Great Lakes Dredge & Dock
Corp. 409,625 4,682,014
#Greenbrier Cos., Inc. (The) 262,998 15,587,891
*GXO Logistics, Inc. 59,913 3,583,397
H&E Equipment Services, Inc. 17,346 906,329
#*Hayward Holdings, Inc. 659,398 10,721,811
*Healthcare Services Group, Inc. 280,675 3,079,005
Heartland Express, Inc. 467,425 5,050,527
Heidrick & Struggles International,
Inc. 133,075 5,197,910
Helios Technologies, Inc. 97,196 4,483,651
Herc Holdings, Inc. 48,172 10,074,692
#*Hertz Global Holdings, Inc. 484,937 1,348,125
Hillenbrand, Inc. 249,125 6,863,394
*Hillman Solutions Corp. 687,715 7,289,779
HNI Corp. 108,973 5,370,189
Hub Group, Inc., Class A 495,458 21,497,923
*Hudson Global, Inc. 4,125 62,205
*Hudson Technologies, Inc. 252,092 1,933,546
Huntington Ingalls Industries, Inc. 4,369 808,090
Shares Value†
INDUSTRIALS — (Continued)
Hurco Cos., Inc. 40,003 $ 840,463
*Huron Consulting Group, Inc. 42,941 4,969,562
#*Hyliion Holdings Corp. 43,331 103,561
Hyster-Yale, Inc. 39,495 2,506,748
*IBEX Holdings, Ltd. 27,089 486,518
ICF International, Inc. 74,822 12,614,241
*Innovative Solutions and
Support, Inc. 6,648 48,530
Insteel Industries, Inc. 104,393 2,815,479
Interface, Inc. 238,424 4,165,267
*Janus International Group, Inc. 259,087 1,906,880
*JELD-WEN Holding, Inc. 400,546 5,671,731
#*JetBlue Airways Corp. 2,160,099 12,312,564
John Bean Technologies Corp. 50,129 5,585,373
Karat Packaging, Inc. 1,599 42,693
Kelly Services, Inc., Class A 198,967 3,977,350
#Kennametal, Inc. 533,737 13,514,221
*Kirby Corp. 132,292 15,181,830
Knight-Swift Transportation
Holdings, Inc. 1,024,940 53,378,875
Korn Ferry 335,579 23,708,656
*Kratos Defense & Security
Solutions, Inc. 429,137 9,749,993
*L.B. Foster Co., Class A 60,870 1,147,400
Lindsay Corp. 11,422 1,367,213
*LiqTech International, Inc. 3,516 6,118
LSI Industries, Inc. 134,970 2,208,109
Luxfer Holdings PLC 94,435 1,356,087
*Manitex International, Inc. 66,088 376,041
*Manitowoc Co., Inc. (The) 193,638 1,808,579
ManpowerGroup, Inc. 254,563 15,999,285
Marten Transport, Ltd. 609,620 9,436,918
*Mastech Digital, Inc. 7,551 73,547
*Masterbrand, Inc. 474,785 8,527,139
*Matrix Service Co. 150,226 1,687,038
Matson, Inc. 139,109 21,546,593
Matthews International Corp.,
Class A 179,072 4,170,587
Maximus, Inc. 9,066 783,665
*Mayville Engineering Co., Inc. 94,084 1,925,899
McGrath RentCorp 62,600 7,117,620
MDU Resources Group, Inc. 495,589 14,297,743
*Mercury Systems, Inc. 301,103 9,740,682
Miller Industries, Inc. 69,275 4,547,211
MillerKnoll, Inc. 411,072 9,191,570
*Mistras Group, Inc. 95,716 808,800
*Montrose Environmental Group,
Inc. 19,070 502,876
*MRC Global, Inc. 492,437 6,037,278
MSC Industrial Direct Co., Inc. 46,981 3,714,788
Mueller Industries, Inc. 573,720 47,027,828
*MYR Group, Inc. 25,067 3,283,777
National Presto Industries, Inc. 41,654 2,996,172
NL Industries, Inc. 27,120 203,129
#*NN, Inc. 211,980 667,737
*Northwest Pipe Co. 72,102 3,236,659
*NV5 Global, Inc. 348,797 7,970,011
*OPENLANE, Inc. 803,155 12,689,849
*Orion Group Holdings, Inc. 208,635 1,274,760

59
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Oshkosh Corp. 159,980 $ 16,356,355
Owens Corning 34,384 6,078,747
*PAM Transportation Services,
Inc. 105,744 1,636,917
Pangaea Logistics Solutions, Ltd. 216,683 1,391,105
Park Aerospace Corp. 76,572 1,036,019
Park-Ohio Holdings Corp. 49,728 1,415,756
*Paycor HCM, Inc. 113,013 1,705,366
*Perma-Pipe International
Holdings, Inc. 49,291 640,290
*Planet Labs PBC 80,759 178,477
Preformed Line Products Co. 28,556 3,512,388
Primoris Services Corp. 365,482 22,886,483
*Proto Labs, Inc. 135,103 3,701,822
Quad/Graphics, Inc. 178,742 1,135,012
Quanex Building Products Corp. 184,011 5,347,360
*Quest Resource Holding Corp. 64,039 499,504
*Radiant Logistics, Inc. 278,256 1,850,402
*RCM Technologies, Inc. 2,718 60,747
Regal Rexnord Corp. 190,001 31,642,767
*Resideo Technologies, Inc. 830,350 16,332,985
Resources Connection, Inc. 234,970 1,891,509
#REV Group, Inc. 133,522 3,538,333
#Rush Enterprises, Inc., Class A 499,069 28,237,324
Rush Enterprises, Inc., Class B 113,276 5,500,683
Ryder System, Inc. 204,377 29,896,268
Schneider National, Inc., Class B 541,684 15,318,824
Sensata Technologies Holding
PLC 472,631 16,230,149
*Servotronics, Inc. 6,226 77,762
Shyft Group, Inc. (The) 86,497 1,117,541
*SIFCO Industries, Inc. 7,405 26,880
*SkyWest, Inc. 419,600 39,945,920
#Spirit Airlines, Inc. 235,634 565,522
Standex International Corp. 29,147 5,359,550
Stanley Black & Decker, Inc. 13,693 1,272,627
Steelcase, Inc., Class A 577,224 6,944,005
*Stericycle, Inc. 9,236 567,737
#*Sterling Check Corp. 25,272 439,480
*Sun Country Airlines Holdings,
Inc. 259,242 3,642,350
#*Sunrun, Inc. 897,661 12,971,201
#*TaskUS, Inc., Class A 51,697 653,450
*Taylor Devices, Inc. 2,273 106,876
*Team, Inc. 2,526 50,040
Tennant Co. 7,887 690,586
#Terex Corp. 344,992 17,839,536
*Thermon Group Holdings, Inc. 198,212 5,195,137
Timken Co. (The) 100,933 8,377,439
*Titan International, Inc. 287,597 1,852,125
*Titan Machinery, Inc. 124,423 1,707,706
Trinity Industries, Inc. 661,979 22,692,640
*TrueBlue, Inc. 281,307 2,106,989
*Tutor Perini Corp. 252,515 6,545,189
#Twin Disc, Inc. 66,868 776,337
UFP Industries, Inc. 146,315 17,900,177
U-Haul Holding Co. 378,683 25,848,902
#*U-Haul Holding Co. 1,242 91,076
Shares Value†
INDUSTRIALS — (Continued)
*Ultralife Corp. 89,174 $ 749,953
UniFirst Corp. 104,573 18,803,271
Universal Logistics Holdings, Inc. 51,584 2,168,591
*V2X, Inc. 64,684 3,984,534
Vestis Corp. 128,069 1,731,493
*Vicor Corp. 10,659 487,223
#Virco Mfg. Corp. 62,626 878,643
*VirTra, Inc. 27,753 169,293
#VSE Corp. 68,284 7,007,304
Wabash National Corp. 252,165 4,397,758
#Werner Enterprises, Inc. 380,334 14,030,521
WESCO International, Inc. 291,273 55,915,678
*Wilhelmina International, Inc. 3,108 10,412
*Willdan Group, Inc. 42,672 2,018,812
Willis Lease Finance Corp. 36,407 6,601,681
TOTAL INDUSTRIALS 1,751,289,465
INFORMATION TECHNOLOGY — (6.8%)
#*8x8, Inc. 154,427 344,372
*908 Devices, Inc. 91,560 287,041
*ACI Worldwide, Inc. 315,976 15,546,019
Adeia, Inc. 38,498 478,530
*ADTRAN Holdings, Inc. 46,071 279,881
Advanced Energy Industries, Inc. 903 98,003
#*Alithya Group, Inc., Class A 83,793 107,674
*Alpha & Omega Semiconductor,
Ltd. 168,801 5,577,185
Amkor Technology, Inc. 653,752 16,637,988
*Amtech Systems, Inc. 87,986 489,202
*Arrow Electronics, Inc. 412,490 48,950,188
*ASGN, Inc. 127,522 11,744,776
*Aspen Technology, Inc. 48,360 11,351,543
*AstroNova, Inc. 35,293 446,809
#*Astrotech Corp. 6,024 43,795
*Aviat Networks, Inc. 34,834 712,355
Avnet, Inc. 736,820 39,943,012
*Aware, Inc. 58,040 94,605
*Axcelis Technologies, Inc. 7,111 606,639
*AXT, Inc. 106,953 275,404
Bel Fuse, Inc., Class A 7,823 792,861
Bel Fuse, Inc., Class B 78,941 5,953,730
Belden, Inc. 70,291 8,004,036
Benchmark Electronics, Inc. 273,826 11,856,666
*BILL Holdings, Inc. 7,347 428,771
*BK Technologies Corp. 1,168 32,692
*Brightcove, Inc. 25,327 54,706
*Calix, Inc. 82,696 2,925,785
#*Cerence, Inc. 159,748 486,433
*CEVA, Inc. 79,512 1,855,413
*Cipher Mining, Inc. 121,069 596,870
#*Cleanspark, Inc. 165,545 1,756,432
*Clearfield, Inc. 16,317 586,270
Climb Global Solutions, Inc. 2,969 303,996
*Coda Octopus Group, Inc. 1,178 10,048
#*Coherent Corp. 400,601 37,031,556
*Cohu, Inc. 276,646 6,894,018
*Comtech Telecommunications
Corp. 107,081 398,341
*Corsair Gaming, Inc. 210,440 1,349,973

60
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Crane NXT Co. 25,302 $ 1,373,140
*Crexendo, Inc. 26,375 145,590
CSP, Inc. 16,502 205,780
CTS Corp. 173,085 8,565,977
*CVD Equipment Corp. 266 777
*Daily Journal Corp. 3,676 1,782,860
*Daktronics, Inc. 315,637 4,112,750
*Data I/O Corp. 46,453 125,888
*Data Storage Corp. 6,469 22,253
*Diebold Nixdorf, Inc. 15,608 722,338
*Digi International, Inc. 216,743 6,279,045
*Diodes, Inc. 243,294 14,227,833
*DoubleVerify Holdings, Inc. 230,882 3,936,538
*DXC Technology Co. 970,734 19,278,777
*E2open Parent Holdings, Inc. 1,315,328 3,853,911
*Eastman Kodak Co. 287,909 1,358,931
*eGain Corp. 58,048 285,596
*Electro-Sensors, Inc. 377 1,489
*ePlus, Inc. 171,396 15,245,674
*EverCommerce, Inc. 16,620 174,842
*Everspin Technologies, Inc. 26,542 164,030
#*FARO Technologies, Inc. 104,692 1,836,298
#*Fastly, Inc., Class A 718,095 5,191,827
*Flex, Ltd. 661,394 22,930,530
*Franklin Wireless Corp. 7,805 32,157
Frequency Electronics, Inc. 35,185 444,035
*Grid Dynamics Holdings, Inc. 152,926 2,434,582
#*GSI Technology, Inc. 46,650 148,347
*Harmonic, Inc. 20,030 222,133
*Ichor Holdings, Ltd. 181,008 4,934,278
#*Identiv, Inc. 29,035 102,784
#Immersion Corp. 72,669 612,600
*indie Semiconductor, Inc., Class
A 13,523 44,761
Information Services Group, Inc. 265,047 813,694
*Instructure Holdings, Inc. 2,061 48,516
#*inTEST Corp. 71,409 512,003
*Intevac, Inc. 235,751 785,051
*IPG Photonics Corp. 83,294 6,743,482
Juniper Networks, Inc. 162,795 6,332,726
*Key Tronic Corp. 76,537 459,222
*Kimball Electronics, Inc. 150,274 2,673,374
*Knowles Corp. 761,163 13,183,343
Kulicke & Soffa Industries, Inc. 176,550 7,920,033
*KVH Industries, Inc. 81,181 375,868
*Lantronix, Inc. 146,894 574,356
*LGL Group, Inc. (The) 11,157 68,169
*LiveRamp Holdings, Inc. 260,436 6,518,713
Logility Supply Chain Solutions,
Inc. 102,435 1,080,689
#*Luna Innovations, Inc. 60,251 93,389
*Magnachip Semiconductor Corp. 268,358 1,183,459
#*Matterport, Inc. 678,010 3,091,726
*MaxLinear, Inc. 39,034 506,271
*Meridianlink, Inc. 28,049 615,956
Methode Electronics, Inc. 147,502 1,286,217
*Mirion Technologies, Inc. 542,273 8,025,640
#*Mitek Systems, Inc. 247,614 2,127,004
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*N-able, Inc. 18,482 $ 226,035
*NCR Voyix Corp. 59,409 761,029
*NETGEAR, Inc. 199,668 4,376,723
*NetScout Systems, Inc. 473,616 9,960,144
*NetSol Technologies, Inc. 17,422 51,743
*nLight, Inc. 60,111 750,185
*Nortech Systems, Inc. 3,969 45,247
*Olo, Inc., Class A 590,426 2,958,034
*ON24, Inc. 241,405 1,460,500
*OneSpan, Inc. 71,126 1,186,382
*Ooma, Inc. 10,802 129,192
*Optical Cable Corp. 13,327 32,651
*OSI Systems, Inc. 75,629 9,998,910
PC Connection, Inc. 204,641 13,025,400
#*Penguin Solutions, Inc. 141,431 2,128,537
*Photronics, Inc. 401,090 9,144,852
*Plexus Corp. 200,099 28,834,266
*RF Industries, Ltd. 29,948 123,985
*Ribbon Communications, Inc. 791,283 2,816,968
Richardson Electronics, Ltd. 87,392 1,200,766
#*Riot Platforms, Inc. 617,812 5,708,583
*Rogers Corp. 86,471 8,671,312
*Sanmina Corp. 435,330 30,516,633
*ScanSource, Inc. 191,552 8,123,720
#*SecureWorks Corp., Class A 34,671 290,196
*SigmaTron International, Inc. 13,428 36,121
#*SmartRent, Inc. 605,695 1,023,625
SolarWinds Corp. 789,400 10,325,352
*Sonim Technologies, Inc. 380 1,273
*SoundThinking, Inc. 7,372 78,070
*Stratasys, Ltd. 41,527 296,918
*Synaptics, Inc. 36,465 2,504,052
*Synchronoss Technologies, Inc. 1,329 14,313
Taitron Components, Inc. 10,026 28,273
TD SYNNEX Corp. 518,218 59,776,446
*Telos Corp. 92,403 324,335
*TransAct Technologies, Inc. 24,478 105,011
*Trio-Tech International 5,869 35,918
*TTM Technologies, Inc. 814,868 18,285,638
*Turtle Beach Corp. 5,199 83,028
*Twilio, Inc., Class A 472,989 38,146,563
*Ultra Clean Holdings, Inc. 306,019 10,236,336
*Upland Software, Inc. 48,089 103,872
#*Veeco Instruments, Inc. 253,199 7,287,067
*Verint Systems, Inc. 209,468 4,461,668
#*Viasat, Inc. 128,457 1,233,187
*Viavi Solutions, Inc. 486,077 4,481,630
#Vishay Intertechnology, Inc. 883,664 14,986,941
*Vishay Precision Group, Inc. 80,008 1,856,986
*Vislink Technologies, Inc. 4,994 30,114
*WidePoint Corp. 24,669 90,289
#Xerox Holdings Corp. 856,748 6,999,631
#*Xperi, Inc. 272,688 2,489,641
TOTAL INFORMATION
TECHNOLOGY 748,995,161
MATERIALS — (6.9%)
AdvanSix, Inc. 143,360 4,067,123
Alcoa Corp. 820,237 32,883,301

61
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
MATERIALS — (Continued)
Alpha Metallurgical Resources,
Inc. 88,400 $ 18,413,720
*Alto Ingredients, Inc. 280,532 499,347
American Vanguard Corp. 257,596 1,347,227
#*Ampco-Pittsburgh Corp. 77,166 135,041
#*Arcadium Lithium PLC 190,755 1,028,169
Arch Resources, Inc. 116,923 17,159,619
*Arq, Inc. 7,737 45,339
*Ascent Industries Co. 55,420 525,382
Ashland, Inc. 308,355 26,077,582
#*Aspen Aerogels, Inc. 83,777 1,494,582
Avient Corp. 310,719 14,482,613
Berry Global Group, Inc. 363,354 25,598,289
*Bioceres Crop Solutions Corp. 3,423 23,003
Caledonia Mining Corp. PLC 33,813 504,152
Carpenter Technology Corp. 140,633 21,024,634
*Century Aluminum Co. 90,459 1,596,601
CF Industries Holdings, Inc. 1,473 121,125
*Clearwater Paper Corp. 103,789 2,614,445
*Cleveland-Cliffs, Inc. 2,509,589 32,574,465
*Coeur Mining, Inc. 2,261,368 14,563,210
Commercial Metals Co. 856,171 46,062,000
#Compass Minerals International,
Inc. 115,827 1,425,830
*Core Molding Technologies, Inc. 22,812 343,321
Eastman Chemical Co. 151,157 15,885,089
*Ecovyst, Inc. 684,908 4,561,487
Element Solutions, Inc. 535,252 14,505,329
Ferroglobe PLC 198,310 830,919
*Flotek Industries, Inc. 11,282 55,959
FMC Corp. 18,415 1,196,791
Fortitude Gold Corp. 27,892 152,290
Friedman Industries, Inc. 37,944 529,319
*Gatos Silver, Inc. 20,895 387,602
#*Glatfelter Corp. 12,775 23,123
#Graphic Packaging Holding Co. 385,526 10,894,965
Greif, Inc., Class A 175,937 10,985,506
Greif, Inc., Class B 29,267 1,958,840
#Hawkins, Inc. 21,989 2,350,624
Haynes International, Inc. 76,727 4,631,242
HB Fuller Co. 179,272 13,119,125
Hecla Mining Co. 3,862,931 25,070,422
Huntsman Corp. 1,090,564 23,992,408
*Ingevity Corp. 69,936 2,922,625
Innospec, Inc. 172,873 18,632,252
#International Paper Co. 252,836 14,042,511
*Intrepid Potash, Inc. 74,970 1,880,997
Kaiser Aluminum Corp. 78,821 5,853,247
*Knife River Corp. 5,182 504,312
Koppers Holdings, Inc. 110,154 3,746,338
Kronos Worldwide, Inc. 359,549 4,149,195
*LSB Industries, Inc. 159,429 1,307,318
Materion Corp. 127,224 12,929,775
Mativ Holdings, Inc. 291,313 4,500,786
*McEwen Mining, Inc. 22,150 210,647
Mercer International, Inc. 423,857 2,763,548
*Metallus, Inc. 318,224 4,483,776
Minerals Technologies, Inc. 245,080 18,452,073
Shares Value†
MATERIALS — (Continued)
Mosaic Co. (The) 1,707,960 $ 45,705,010
#*MP Materials Corp. 150,396 2,705,624
Myers Industries, Inc. 142,983 1,684,340
*Nexa Resources SA 18,396 147,536
#Northern Technologies
International Corp. 50,861 646,443
*O-I Glass, Inc. 841,218 9,345,932
Olin Corp. 664,682 27,271,902
Olympic Steel, Inc. 67,559 2,424,017
Orion SA 245,301 3,677,062
Pactiv Evergreen, Inc. 199,411 2,261,321
*Perimeter Solutions SA 175,029 2,324,385
#Quaker Chemical Corp. 51,628 7,825,772
Radius Recycling, Inc. 175,843 2,846,898
#Ramaco Resources, Inc., Class
A 159,565 1,619,585
Ramaco Resources, Inc., Class B 8,875 90,703
*Ranpak Holdings Corp. 283,949 1,726,410
*Rayonier Advanced Materials,
Inc. 423,226 3,368,879
Ryerson Holding Corp. 181,608 3,957,238
Sensient Technologies Corp. 89,578 6,761,347
Silgan Holdings, Inc. 180,211 9,324,117
Smurfit WestRock PLC, GDR 78,526 4,044,089
Sonoco Products Co. 333,811 17,531,754
Stepan Co. 120,804 8,738,961
*Summit Materials, Inc., Class A 8,004 379,470
SunCoke Energy, Inc. 666,176 6,868,275
Sylvamo Corp. 55,583 4,725,667
*Tredegar Corp. 187,566 1,453,637
TriMas Corp. 226,364 6,077,873
Tronox Holdings PLC 996,285 12,074,974
#United States Steel Corp. 1,230,457 47,803,254
*Universal Stainless & Alloy
Products, Inc. 52,298 2,286,469
Warrior Met Coal, Inc. 135,007 8,522,992
Worthington Steel, Inc. 247,530 9,465,547
TOTAL MATERIALS 757,808,043
REAL ESTATE — (1.2%)
*AMREP Corp. 18,381 558,966
*Anywhere Real Estate, Inc. 598,318 2,309,508
*CKX Lands, Inc. 184 2,385
*Comstock Holding Cos., Inc. 81 932
*Cushman & Wakefield PLC 1,292,389 17,511,871
*Douglas Elliman, Inc. 88,873 178,635
*Five Point Holdings LLC, Class A 19,517 78,458
*Forestar Group, Inc. 271,571 8,573,496
*FRP Holdings, Inc. 88,680 2,571,720
*Howard Hughes Holdings, Inc. 308,026 23,422,297
*Jones Lang LaSalle, Inc. 170,158 46,106,012
Kennedy-Wilson Holdings, Inc. 506,037 5,409,536
#Marcus & Millichap, Inc. 199,554 7,551,123
Newmark Group, Inc., Class A 762,669 11,432,408
#*Opendoor Technologies, Inc. 1,404,455 2,457,796
*Rafael Holdings, Inc., Class B 18,063 33,417
*RE/MAX Holdings, Inc. 83,055 1,016,593
RMR Group, Inc. (The), Class A 18,403 442,960

62
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
REAL ESTATE — (Continued)
#*Seaport Entertainment Group,
Inc. 70,683 $ 1,919,043
*Star Holdings 4,234 53,941
*Stratus Properties, Inc. 36,561 814,945
*Tejon Ranch Co. 171,459 2,727,913
TOTAL REAL ESTATE 135,173,955
UTILITIES — (0.2%)
#*Altus Power, Inc. 471,305 1,621,289
Brookfield Renewable Corp.,
Class A 460,498 14,082,029
Genie Energy, Ltd., Class B 127,421 2,003,058
*Montauk Renewables, Inc. 21,882 121,007
New Jersey Resources Corp. 69,735 3,200,139
#Ormat Technologies, Inc. 73,448 5,803,861
*Spruce Power Holding Corp. 3,386 8,533
#*Sunnova Energy International,
Inc. 188,982 1,147,121
TOTAL UTILITIES 27,987,037
TOTAL COMMON STOCKS 10,445,173,204
Shares Value†
UTILITIES — (Continued)
PREFERRED STOCK —(0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp. 4,319 $ 103,440
TOTAL PREFERRED STOCK 103,440
RIGHTS/WARRANTS — ( 0.0% )
HEALTH CARE — (0.0%)
*<Imara, Inc. 1,428 543
#*OmniAb Operations, Inc. 7,556 –
*OmniAb Operations, Inc. 7,556 –
*<Opiant Pharma, Inc. 11,182 –
*<Xeris Biopharma Holdings, Inc. 358 97
*<Xoma Corp. CVR 21,220 1,273
TOTAL HEALTH CARE 1,913
TOTAL RIGHTS/WARRANTS 1,913
TOTAL INVESTMENT SECURITIES — (94.6%)
(Cost $8,099,350,540) 10,445,278,557
SECURITIES LENDING COLLATERAL — (5.4%)
@§The DFA Short Term
Investment Fund 51,765,600 598,720,933
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,698,071,473) $ 11,043,999,490
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 341,049,220 $ — $ — $ 341,049,220
Consumer Discretionary ................ 1,469,123,307 — — 1,469,123,307
Consumer Staples .................... 506,190,976 — — 506,190,976
Energy ............................. 1,040,847,950 — — 1,040,847,950
Financials ........................... 3,129,082,455 461 — 3,129,082,916
Health Care ......................... 537,069,073 — 556,101 537,625,174
Industrials ........................... 1,750,849,985 439,480 — 1,751,289,465
Information Technology ................ 748,995,161 — — 748,995,161
Materials ........................... 757,808,043 — — 757,808,043
Real Estate .......................... 135,173,955 — — 135,173,955
Utilities ............................. 27,987,037 — — 27,987,037
Preferred Stock
Communication Services ............... 103,440 — — 103,440
Rights/Warrants
Health Care ......................... — — 1,913 1,913
Securities Lending Collateral .............. — 598,720,933 — 598,720,933
Total Investments ....................... $10,444,280,602 $599,160,874 $558,014> $11,043,999,490
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

63
Dimensional U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
October 31, 2024
Shares Value†
COMMON STOCKS — ( 97.6% )
COMMUNICATION SERVICES — (7.0%)
#*Advantage Solutions, Inc. 460,160 $ 1,408,090
Alphabet, Inc., Class A 2,202,111 376,803,213
Alphabet, Inc., Class C 1,614,051 278,730,467
#*AMC Networks, Inc., Class A 10,631 86,111
#*Angi, Inc. 43,789 104,218
*Anterix, Inc. 38,439 1,248,499
#*AST SpaceMobile, Inc. 358 8,524
AT&T, Inc. 3,328,108 75,015,554
*Atlanta Braves Holdings, Inc. 43,246 1,708,649
#*Atlanta Braves Holdings, Inc. 5,238 220,310
ATN International, Inc. 41,575 871,412
*Bandwidth, Inc., Class A 60,396 1,177,722
*Boston Omaha Corp., Class A 45,522 671,905
*BuzzFeed, Inc. 7,334 18,262
#Cable One, Inc. 4,902 1,674,327
#*Cardlytics, Inc. 44,111 190,118
*Cargurus, Inc. 135,892 4,215,370
*Cars.com, Inc. 155,262 2,482,639
#*Charter Communications, Inc.,
Class A 90,678 29,707,020
#*Cinemark Holdings, Inc. 213,936 6,364,596
*Clear Channel Outdoor Holdings,
Inc. 105,013 154,369
Cogent Communications
Holdings, Inc. 217 17,419
Comcast Corp., Class A 2,341,831 102,267,760
*Consolidated Communications
Holdings, Inc. 55,048 255,147
*Creative Realities, Inc. 3,920 16,229
CuriosityStream, Inc. 4,259 10,264
*DHI Group, Inc. 36,086 59,181
*E.W. Scripps Co. (The), Class A 72,914 244,626
#*EchoStar Corp., Class A 7,739 193,939
Electronic Arts, Inc. 171,317 25,843,169
Emerald Holding, Inc. 3,472 13,680
#Endeavor Group Holdings, Inc.,
Class A 97,901 2,887,101
#Entravision Communications
Corp., Class A 95,489 221,534
*EverQuote, Inc., Class A 21,382 384,448
*Fluent, Inc. 669 1,980
Fox Corp., Class A 346,937 14,571,354
Fox Corp., Class B 200,255 7,801,935
*Frontier Communications Parent,
Inc. 441,887 15,788,623
#*fuboTV, Inc. 613,601 1,067,666
*Gaia, Inc. 18,400 98,072
*Gambling.com Group, Ltd. 7,078 68,161
*Gannett Co., Inc. 262,585 1,231,524
#*Globalstar, Inc. 55,504 58,279
*Gogo, Inc. 3,477 22,774
Gray Television, Inc. 106,957 610,724
Gray Television, Inc., Class A 2,241 18,421
*Harte Hanks, Inc. 3,969 28,220
Shares Value†
COMMUNICATION SERVICES — (Continued)
IDT Corp., Class B 46,598 $ 2,186,844
#*IMAX Corp. 96,487 2,344,634
*Integral Ad Science Holding
Corp. 357,688 4,235,026
Interpublic Group of Cos., Inc.
(The) 595,140 17,497,116
Iridium Communications, Inc. 62,647 1,837,437
*IZEA Worldwide, Inc. 5,084 14,439
John Wiley & Sons, Inc., Class A 77,313 3,811,531
John Wiley & Sons, Inc., Class B 432 21,341
*Liberty Broadband Corp., Class
A 12,715 1,020,124
*Liberty Broadband Corp., Class
C 56,454 4,562,612
*Liberty Global, Ltd., Class A 197,164 3,905,819
#*Liberty Global, Ltd., Class C 409,892 8,451,973
*Liberty Latin America, Ltd., Class
A 98,046 959,870
*Liberty Latin America, Ltd., Class
C 377,095 3,650,280
*Liberty Media Corp. LIB New A 16,105 1,195,635
*Liberty Media Corp. LIB New C 193,023 15,410,956
*Liberty Media Corp.-Liberty Live 67,115 3,916,831
*Liberty Media Corp.-Liberty Live 12,536 711,293
*Lions Gate Entertainment Corp.,
Class A 72,017 568,934
#*Lions Gate Entertainment
Corp., Class B 298,138 2,101,873
#*Live Nation Entertainment, Inc. 131,514 15,405,550
*Lumen Technologies, Inc. 1,097,382 7,012,271
*Madison Square Garden
Entertainment Corp. 52,414 2,186,188
*Madison Square Garden Sports
Corp. 19,719 4,391,421
*Magnite, Inc. 338,225 4,221,048
*Marchex, Inc., Class B 13,130 24,159
Marcus Corp. (The) 56,140 1,059,362
*Match Group, Inc. 169,966 6,123,875
Meta Platforms, Inc., Class A 1,177,841 668,518,995
*Netflix, Inc. 80,388 60,775,740
New York Times Co. (The), Class
A 195,484 10,915,827
News Corp., Class A 461,961 12,588,437
News Corp., Class B 195,160 5,667,446
Nexstar Media Group, Inc. 59,855 10,529,692
*Nextdoor Holdings, Inc. 449,636 1,088,119
Omnicom Group, Inc. 241,113 24,352,413
*Outbrain, Inc. 5,349 22,947
#Paramount Global, Class A 5,950 130,246
#Paramount Global, Class B 160,101 1,751,505
*Pinterest, Inc., Class A 214,142 6,807,574
Playtika Holding Corp. 83,301 652,247
*PubMatic, Inc., Class A 97,860 1,439,031
*QuinStreet, Inc. 92,280 1,937,880

64
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Reading International, Inc., Class
A 33,181 $ 51,099
*Reservoir Media, Inc. 23,070 192,173
*ROBLOX Corp., Class A 29,991 1,551,135
*Roku, Inc. 71,454 4,578,772
Saga Communications, Inc.,
Class A 14,649 205,232
Scholastic Corp. 65,517 1,626,787
Shenandoah Telecommunications
Co. 76,124 1,053,556
#Shutterstock, Inc. 78,073 2,505,363
#Sinclair, Inc. 103,873 1,793,887
#Sirius XM Holdings, Inc. 392,388 10,461,064
*Skillz, Inc. 1,936 11,171
#*Snap, Inc., Class A 762,857 9,276,341
*SPAR Group, Inc. 10,219 24,628
#*Sphere Entertainment Co. 69,721 2,915,035
Spok Holdings, Inc. 19,425 302,447
*Spotify Technology SA 12,985 5,000,524
*Stagwell, Inc. 133,676 830,128
*Take-Two Interactive Software,
Inc. 105,577 17,073,912
*TechTarget, Inc. 45,348 1,312,598
#TEGNA, Inc. 319,694 5,252,572
Telephone and Data Systems,
Inc. 209,445 6,230,989
*Thryv Holdings, Inc. 82,699 1,189,212
*TKO Group Holdings, Inc. 61,814 7,218,021
T-Mobile US, Inc. 303,269 67,677,510
Townsquare Media, Inc., Class A 3,925 38,465
*Trade Desk, Inc. (The), Class A 75,696 9,099,416
*Travelzoo 6,930 118,503
*TripAdvisor, Inc. 228,702 3,668,380
*TrueCar, Inc. 188,887 738,548
#*United States Cellular Corp. 72,110 4,449,187
*Urban One, Inc. 34,567 36,987
Verizon Communications, Inc. 2,573,463 108,419,996
*Vimeo, Inc. 383,239 1,828,050
Walt Disney Co. (The) 638,573 61,430,723
*Warner Bros Discovery, Inc. 166,869 1,356,645
#Warner Music Group Corp.,
Class A 100,068 3,198,173
*WideOpenWest, Inc. 190,357 949,881
*Yelp, Inc. 93,756 3,200,830
*Zedge, Inc., Class B 4,400 13,552
*Ziff Davis, Inc. 47,004 2,174,875
*ZipRecruiter, Inc. 6,262 58,049
TOTAL COMMUNICATION
SERVICES 2,231,764,562
CONSUMER DISCRETIONARY — (9.7%)
#*1-800-Flowers.com, Inc., Class
A 86,704 721,377
*1stdibs.com, Inc. 16,042 66,895
*Abercrombie & Fitch Co. 101,397 13,363,111
Academy Sports & Outdoors, Inc. 134,292 6,830,091
*Accel Entertainment, Inc. 66,244 731,334
#Acushnet Holdings Corp. 106,870 6,551,131
*Adient PLC 91,239 1,781,898
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
ADT, Inc. 1,311,263 $ 9,441,094
*Adtalem Global Education, Inc. 88,118 7,130,509
Advance Auto Parts, Inc. 3,678 131,268
*Airbnb, Inc., Class A 70,680 9,526,957
#A-Mark Precious Metals, Inc.,
Class A 56,799 2,206,641
*Amazon.com, Inc. 3,008,928 560,864,179
AMCON Distributing Co. 111 13,324
*American Axle & Manufacturing
Holdings, Inc. 173,481 980,168
American Eagle Outfitters, Inc. 374,314 7,332,811
*American Outdoor Brands, Inc. 27,062 230,568
*American Public Education, Inc. 37,575 570,013
*America's Car-Mart, Inc. 10,842 423,272
*AMMO, Inc. 8,859 9,568
*Aptiv PLC 147,482 8,381,402
Aramark 338,120 12,791,080
#Arhaus, Inc. 127,106 1,077,859
Ark Restaurants Corp. 2,015 21,943
Arko Corp. 21,615 143,740
*Asbury Automotive Group, Inc. 34,485 7,857,062
Autoliv, Inc. 140,527 13,052,148
*AutoNation, Inc. 93,736 14,573,136
*AutoZone, Inc. 5,316 15,995,844
Bassett Furniture Industries, Inc. 13,902 200,050
Bath & Body Works, Inc. 182,742 5,186,218
*Beazer Homes USA, Inc. 42,571 1,309,484
Best Buy Co., Inc. 347,852 31,456,256
#*Beyond, Inc. 17,249 110,566
*Biglari Holdings, Inc., Class A 150 127,234
*Biglari Holdings, Inc., Class B 2,517 428,670
*BJ's Restaurants, Inc. 56,992 2,113,833
Bloomin' Brands, Inc. 130,486 2,164,763
Booking Holdings, Inc. 6,961 32,551,376
*Boot Barn Holdings, Inc. 47,472 5,912,638
BorgWarner, Inc. 325,512 10,946,969
#Bowlero Corp., Class A 42,232 437,946
Boyd Gaming Corp. 75,648 5,241,650
*Bright Horizons Family Solutions,
Inc. 82,653 11,031,696
*Brinker International, Inc. 63,155 6,486,650
#Brunswick Corp. 124,246 9,907,376
Buckle, Inc. (The) 95,894 4,081,249
Build-A-Bear Workshop, Inc. 34,423 1,311,172
*Burlington Stores, Inc. 85,232 21,117,933
*Caesars Entertainment, Inc. 302,793 12,126,860
Caleres, Inc. 84,197 2,513,280
#Camping World Holdings, Inc.,
Class A 72,990 1,464,179
Canterbury Park Holding Corp. 200 3,840
*Capri Holdings, Ltd. 142,309 2,809,180
*CarMax, Inc. 198,968 14,401,304
*Carnival Corp. 628,039 13,816,858
Carriage Services, Inc. 37,352 1,396,591
Carter's, Inc. 83,296 4,556,291
#*Carvana Co. 49,817 12,320,242
Cato Corp. (The), Class A 51,729 337,790
*Cava Group, Inc. 25,012 3,340,603

65
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Cavco Industries, Inc. 14,679 $ 6,015,381
Century Communities, Inc. 58,532 5,189,447
*Champion Homes, Inc. 92,243 8,138,600
#Cheesecake Factory, Inc. (The) 114,455 5,290,110
*Chewy, Inc., Class A 119,623 3,226,232
*Chipotle Mexican Grill, Inc. 521,191 29,066,822
#Choice Hotels International, Inc. 54,351 7,582,508
Churchill Downs, Inc. 85,071 11,918,447
#*Citi Trends, Inc. 12,283 232,026
#Columbia Sportswear Co. 104,542 8,412,495
*ContextLogic, Inc., Class A 4,878 31,658
*Cooper-Standard Holdings, Inc. 10,460 131,273
*Coupang, Inc. 307,572 7,932,282
*Coursera, Inc. 349,499 2,429,018
Cracker Barrel Old Country Store,
Inc. 6,801 323,524
*Crocs, Inc. 111,727 12,046,405
Crown Crafts, Inc. 3,959 17,974
*Culp, Inc. 16,029 85,114
Dana, Inc. 166,171 1,274,532
Darden Restaurants, Inc. 171,853 27,499,917
#*Dave & Buster's Entertainment,
Inc. 84,546 3,122,284
*Deckers Outdoor Corp. 106,003 17,054,823
#Designer Brands, Inc., Class A 54,979 286,441
Dick's Sporting Goods, Inc. 103,199 20,201,204
#Dillard's, Inc., Class A 20,268 7,529,967
Domino's Pizza, Inc. 23,070 9,544,751
*DoorDash, Inc., Class A 51,901 8,132,887
*Dorman Products, Inc. 53,806 6,135,498
DR Horton, Inc. 188,130 31,793,970
*DraftKings, Inc. 122,558 4,328,749
#*Dream Finders Homes, Inc.,
Class A 38,075 1,136,539
*Duluth Holdings, Inc., Class B 34,904 129,145
*Duolingo, Inc. 8,839 2,589,562
*Dutch Bros, Inc., Class A 50,512 1,672,957
eBay, Inc. 499,179 28,707,784
*Educational Development Corp. 112 228
*El Pollo Loco Holdings, Inc. 76,376 933,315
Escalade, Inc. 14,925 194,473
#Ethan Allen Interiors, Inc. 61,193 1,693,210
#*Etsy, Inc. 29,973 1,541,811
*Everi Holdings, Inc. 19,281 257,016
*Expedia Group, Inc. 158,704 24,807,022
*Figs, Inc., Class A 364,068 2,275,425
#*First Watch Restaurant Group,
Inc. 134,597 2,287,476
*Five Below, Inc. 35,711 3,385,046
Flanigan's Enterprises, Inc. 589 14,778
Flexsteel Industries, Inc. 11,529 671,218
#*Floor & Decor Holdings, Inc.,
Class A 140,565 14,485,223
*Foot Locker, Inc. 176,080 4,083,295
Ford Motor Co. 3,445,939 35,458,712
*Fossil Group, Inc. 14,334 18,204
*Fox Factory Holding Corp. 45,166 1,625,524
*Frontdoor, Inc. 106,000 5,267,140
#*Funko, Inc., Class A 112,701 1,334,380
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*GameStop Corp., Class A 223,985 $ 4,967,987
#Gap, Inc. (The) 635,301 13,195,202
Garmin, Ltd. 119,907 23,783,553
#*Garrett Motion, Inc. 293,573 2,181,247
General Motors Co. 1,098,155 55,742,348
*Genesco, Inc. 26,542 680,006
Gentex Corp. 327,617 9,930,071
*Gentherm, Inc. 72,446 3,039,110
Genuine Parts Co. 121,840 13,975,048
*G-III Apparel Group, Ltd. 113,386 3,433,328
#*Global Business Travel Group I 21,290 162,443
Golden Entertainment, Inc. 5,761 169,229
*Good Times Restaurants, Inc. 3,415 9,391
*Goodyear Tire & Rubber Co.
(The) 198,761 1,592,076
*GoPro, Inc., Class A 284,770 384,439
Graham Holdings Co., Class B 5,320 4,486,356
*Grand Canyon Education, Inc. 55,071 7,550,785
*Green Brick Partners, Inc. 41,756 2,881,582
#Group 1 Automotive, Inc. 24,383 8,883,215
#*Groupon, Inc. 33,563 344,356
#*GrowGeneration Corp. 59,535 122,344
#Guess?, Inc. 124,081 2,108,136
H&R Block, Inc. 150,737 9,003,521
Hamilton Beach Brands Holding
Co., Class A 15,485 428,160
*Hanesbrands, Inc. 659,708 4,584,971
Harley-Davidson, Inc. 231,498 7,396,361
Hasbro, Inc. 224,160 14,711,621
Haverty Furniture Cos., Inc. 33,761 747,806
Haverty Furniture Cos., Inc.,
Class A 717 16,075
*Helen of Troy, Ltd. 18,521 1,178,862
#*Hilton Grand Vacations, Inc. 198,613 7,324,847
Hilton Worldwide Holdings, Inc. 54,093 12,703,741
*Holley, Inc. 40,585 105,115
Home Depot, Inc. (The) 493,935 194,486,906
Hooker Furnishings Corp. 23,797 381,466
*Hovnanian Enterprises, Inc.,
Class A 8,118 1,429,093
#Hyatt Hotels Corp., Class A 40,477 5,887,380
Installed Building Products, Inc. 58,081 12,597,769
International Game Technology
PLC 58,091 1,180,409
*iRobot Corp. 18,485 161,374
J Jill, Inc. 5,508 131,696
#Jack in the Box, Inc. 21,664 1,066,952
*JAKKS Pacific, Inc. 15,743 496,692
Jerash Holdings US, Inc. 3,614 10,987
Johnson Outdoors, Inc., Class A 6,535 206,637
KB Home 124,548 9,777,018
#Kohl's Corp. 256,687 4,743,576
Kontoor Brands, Inc. 100,802 8,631,675
#Krispy Kreme, Inc. 251,767 2,862,591
#*Kura Sushi USA, Inc., Class A 6,654 664,202
Lakeland Industries, Inc. 13,680 254,311
#*Lands' End, Inc. 74,615 1,174,440
*Landsea Homes Corp. 17,251 179,065
Las Vegas Sands Corp. 457,009 23,695,917

66
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Latham Group, Inc. 40,763 $ 264,959
Laureate Education, Inc. 280,149 4,812,960
La-Z-Boy, Inc. 100,445 3,821,932
#LCI Industries 48,935 5,445,487
Lear Corp. 61,868 5,924,480
*Legacy Housing Corp. 7,559 187,463
#Leggett & Platt, Inc. 65,211 782,532
#Lennar Corp., Class A 232,014 39,511,984
Lennar Corp., Class B 14,378 2,305,081
Levi Strauss & Co., Class A 148,923 2,545,094
*LGI Homes, Inc. 41,875 4,252,825
*Life Time Group Holdings, Inc. 323,896 7,216,403
Lifetime Brands, Inc. 40,527 233,436
*Light & Wonder, Inc. 48,102 4,511,006
*Lincoln Educational Services
Corp. 37,968 504,215
*Lindblad Expeditions Holdings,
Inc. 4,692 44,339
Lithia Motors, Inc. 48,356 16,072,084
LKQ Corp. 256,539 9,438,070
#*Lovesac Co. (The) 37,986 1,107,672
Lowe's Cos., Inc. 108,794 28,485,533
*Lululemon Athletica, Inc. 81,429 24,257,699
*M/I Homes, Inc. 25,233 3,825,070
Macy's, Inc. 485,161 7,442,370
*Malibu Boats, Inc., Class A 21,472 963,663
Marine Products Corp. 22,608 212,741
*MarineMax, Inc. 55,327 1,611,675
Marriott International, Inc., Class
A 50,285 13,075,106
Marriott Vacations Worldwide
Corp. 52,120 4,014,804
*MasterCraft Boat Holdings, Inc. 24,389 423,393
*Mattel, Inc. 516,527 10,526,820
McDonald's Corp. 135,153 39,479,543
Meritage Homes Corp. 41,798 7,573,798
*MGM Resorts International 365,944 13,492,355
#*Mister Car Wash, Inc. 271,537 2,039,243
#*Mobileye Global, Inc., Class A 1,491 20,292
*Modine Manufacturing Co. 106,542 12,547,451
*Mohawk Industries, Inc. 78,859 10,588,398
Monarch Casino & Resort, Inc. 1,457 114,389
Monro, Inc. 70,926 1,944,082
*Motorcar Parts of America, Inc. 33,054 174,195
Movado Group, Inc. 36,212 668,836
*Mullen Automotive, Inc. 74 152
Murphy USA, Inc. 35,356 17,269,638
Nathan's Famous, Inc. 4,373 368,338
Newell Brands, Inc. 463,642 4,080,050
NIKE, Inc., Class B 486,275 37,506,391
Nobility Homes, Inc. 1,052 31,560
*Noodles & Co. 25,438 29,508
#Nordstrom, Inc. 306,234 6,923,951
*Norwegian Cruise Line Holdings,
Ltd. 578,951 14,670,618
*NVR, Inc. 3,383 30,963,956
*ODP Corp. (The) 78,651 2,440,541
*Ollie's Bargain Outlet Holdings,
Inc. 96,440 8,856,085
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*ONE Group Hospitality, Inc.
(The) 58,189 $ 199,006
OneSpaWorld Holdings, Ltd. 203,453 3,562,462
#*OneWater Marine, Inc. 22,455 488,845
*O'Reilly Automotive, Inc. 10,089 11,634,029
#Oxford Industries, Inc. 27,352 1,986,302
#Papa John's International, Inc. 33,126 1,735,471
#Patrick Industries, Inc. 49,315 6,212,704
*Penn Entertainment, Inc. 37,631 743,212
Penske Automotive Group, Inc. 74,375 11,198,644
Perdoceo Education Corp. 163,765 3,660,148
*Petco Health & Wellness Co.,
Inc. 180,799 772,012
Phinia, Inc. 103,482 4,820,192
*Planet Fitness, Inc., Class A 97,035 7,619,188
*Playa Hotels & Resorts NV 328,558 2,792,743
Polaris, Inc. 73,401 5,131,464
#Pool Corp. 53,930 19,503,245
*Potbelly Corp. 9,659 71,283
PulteGroup, Inc. 307,741 39,861,692
PVH Corp. 104,122 10,251,852
#*QuantumScape Corp. 726,969 3,743,890
Ralph Lauren Corp. 64,892 12,844,074
#RCI Hospitality Holdings, Inc. 12,873 558,946
Red Rock Resorts, Inc., Class A 57,795 2,974,131
#*Revolve Group, Inc. 82,334 2,043,530
*RH 26,346 8,379,345
#*Rivian Automotive, Inc., Class A 233,880 2,362,188
Rocky Brands, Inc. 15,449 314,233
Ross Stores, Inc. 301,394 42,110,770
Royal Caribbean Cruises, Ltd. 303,157 62,556,447
*Sabre Corp. 127,101 406,723
*Sally Beauty Holdings, Inc. 246,167 3,200,171
#Service Corp. International 293,176 23,937,820
*Shake Shack, Inc., Class A 36,416 4,430,735
SharkNinja, Inc. 181,748 16,758,983
#Shoe Carnival, Inc. 67,377 2,309,010
Signet Jewelers, Ltd. 85,088 7,800,868
*Six Flags Entertainment Corp. 50,863 2,004,511
*Skechers USA, Inc., Class A 166,896 10,257,428
#*Sleep Number Corp. 17,884 245,011
Smith & Wesson Brands, Inc. 107,659 1,394,722
#*Soho House & Co., Inc. 2,379 12,632
Sonic Automotive, Inc., Class A 52,120 2,956,768
*Sonos, Inc. 112,056 1,404,062
*Sportsman's Warehouse
Holdings, Inc. 27,015 70,509
Standard Motor Products, Inc. 52,073 1,676,230
Starbucks Corp. 174,354 17,034,386
Steven Madden, Ltd. 138,254 6,217,282
*Stitch Fix, Inc., Class A 131,389 414,532
*Stoneridge, Inc. 47,882 334,695
Strategic Education, Inc. 44,837 3,899,025
*Strattec Security Corp. 8,704 326,835
#*Stride, Inc. 90,148 8,409,005
Superior Group of Cos., Inc. 33,632 496,072
*Superior Industries International,
Inc. 17,344 47,869

67
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Sweetgreen, Inc., Class A 118,841 $ 4,290,160
*Tandy Leather Factory, Inc. 1,500 6,555
Tapestry, Inc. 532,802 25,281,455
*Taylor Morrison Home Corp. 198,190 13,576,015
Tempur Sealy International, Inc. 212,880 10,199,081
*Tesla, Inc. 343,028 85,705,546
Texas Roadhouse, Inc. 92,774 17,730,967
#Thor Industries, Inc. 99,969 10,404,774
*Tile Shop Holdings, Inc. 60,752 401,571
*Tilly's, Inc., Class A 51,650 207,633
TJX Cos., Inc. (The) 665,414 75,211,744
Toll Brothers, Inc. 159,974 23,426,593
*TopBuild Corp. 51,150 18,075,387
#*Topgolf Callaway Brands Corp. 198,794 1,930,290
Tractor Supply Co. 98,804 26,233,450
*Traeger, Inc. 3,120 9,672
Travel + Leisure Co. 76,129 3,639,727
*Tri Pointe Homes, Inc. 211,786 8,562,508
*Udemy, Inc. 22,545 176,753
*Ulta Beauty, Inc. 62,171 22,939,856
*Under Armour, Inc., Class A 347,149 2,968,124
*Under Armour, Inc., Class C 391,752 3,094,841
*Unifi, Inc. 28,350 173,502
#*United Parks & Resorts, Inc. 71,065 3,740,151
*Universal Electronics, Inc. 24,934 219,669
*Universal Technical Institute, Inc. 111,009 1,847,190
Upbound Group, Inc. 128,810 3,766,404
*Urban Outfitters, Inc. 200,027 7,190,971
Vail Resorts, Inc. 34,355 5,692,280
*Valvoline, Inc. 180,852 7,284,719
*Vera Bradley, Inc. 59,168 296,432
#VF Corp. 492,855 10,207,027
*Victoria's Secret & Co. 186,581 5,645,941
*Vista Outdoor, Inc. 130,090 5,720,057
*Visteon Corp. 28,910 2,609,127
#*Vizio Holding Corp., Class A 86,573 963,557
*VOXX International Corp. 26,539 205,677
*Warby Parker, Inc., Class A 200,809 3,399,696
#*Wayfair, Inc., Class A 3,381 144,808
Wendy's Co. (The) 336,988 6,439,841
Weyco Group, Inc. 19,326 650,513
Whirlpool Corp. 45,405 4,699,872
Williams-Sonoma, Inc. 213,941 28,695,906
Wingstop, Inc. 27,686 7,964,985
Winmark Corp. 4,350 1,622,071
Winnebago Industries, Inc. 69,138 3,874,494
Wolverine World Wide, Inc. 136,132 2,095,071
Worthington Enterprises, Inc. 118,134 4,524,532
#*WW International, Inc. 2,805 2,917
Wyndham Hotels & Resorts, Inc. 150,126 13,259,128
Wynn Resorts, Ltd. 48,647 4,671,085
#*XPEL, Inc. 42,698 1,646,862
*YETI Holdings, Inc. 155,507 5,475,401
Yum! Brands, Inc. 123,561 16,206,261
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Zumiez, Inc. 49,729 $ 1,024,417
TOTAL CONSUMER
DISCRETIONARY 3,109,213,944
CONSUMER STAPLES — (5.7%)
Albertsons Cos., Inc., Class A 916,879 16,595,510
#Alico, Inc. 18,552 454,710
Altria Group, Inc. 316,355 17,228,693
Andersons, Inc. (The) 80,537 3,656,380
Archer-Daniels-Midland Co. 226,974 12,531,235
#B&G Foods, Inc. 164,985 1,405,672
*BellRing Brands, Inc. 139,433 9,178,874
*BJ's Wholesale Club Holdings,
Inc. 226,436 19,185,922
*Boston Beer Co., Inc. (The),
Class A 14,019 4,080,510
*Bridgford Foods Corp. 2,509 22,430
Brown-Forman Corp., Class A 14,739 642,326
#Brown-Forman Corp., Class B 169,818 7,477,087
Bunge Global SA 177,003 14,871,792
Calavo Growers, Inc. 43,118 1,146,076
Cal-Maine Foods, Inc. 80,967 7,107,283
Campbell Soup Co. 426,507 19,896,552
Casey's General Stores, Inc. 55,760 21,970,555
#*Celsius Holdings, Inc. 29,649 891,842
*Central Garden & Pet Co. 26,712 916,222
*Central Garden & Pet Co., Class
A 132,302 3,855,280
#*Chefs' Warehouse, Inc. (The) 74,532 2,975,317
Church & Dwight Co., Inc. 139,269 13,914,366
Clorox Co. (The) 107,993 17,122,290
Coca-Cola Co. (The) 1,889,611 123,410,494
Coca-Cola Consolidated, Inc. 13,860 15,582,244
*Coffee Holding Co., Inc. 3,887 11,778
Colgate-Palmolive Co. 330,716 30,991,396
Conagra Brands, Inc. 466,237 13,492,899
Constellation Brands, Inc., Class
A 123,643 28,727,215
Costco Wholesale Corp. 187,581 163,979,559
*Coty, Inc., Class A 864,163 6,429,373
*Darling Ingredients, Inc. 121,863 4,766,062
Dole PLC 226,250 3,653,938
Dollar General Corp. 192,747 15,427,470
*Dollar Tree, Inc. 250,366 16,183,658
*Duckhorn Portfolio, Inc. (The) 210,842 2,310,828
Edgewell Personal Care Co. 114,553 4,003,627
#*elf Beauty, Inc. 39,266 4,132,746
Energizer Holdings, Inc. 94,810 3,040,557
*Farmer Bros Co. 21,070 38,979
*FitLife Brands, Inc. 455 14,401
Flowers Foods, Inc. 314,949 7,001,316
#*Forafric Global PLC 2,217 22,791
Fresh Del Monte Produce, Inc. 113,946 3,658,806
*Freshpet, Inc. 64,885 8,599,858
General Mills, Inc. 443,575 30,171,971
*Grocery Outlet Holding Corp. 62,467 893,278
*Hain Celestial Group, Inc. (The) 28,102 245,330
Hershey Co. (The) 144,371 25,637,402
*HF Foods Group, Inc. 24,883 85,100

68
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Honest Co., Inc. (The) 234,527 $ 872,440
Hormel Foods Corp. 519,761 15,878,699
Ingles Markets, Inc., Class A 32,985 2,106,422
Ingredion, Inc. 94,479 12,543,032
Interparfums, Inc. 51,731 6,263,072
J & J Snack Foods Corp. 28,779 4,723,209
J.M. Smucker Co. (The) 92,354 10,483,103
John B Sanfilippo & Son, Inc. 18,987 1,566,617
Kellanova 381,537 30,770,959
Kenvue, Inc. 1,655,861 37,968,893
Keurig Dr Pepper, Inc. 840,918 27,708,248
Kimberly-Clark Corp. 245,622 32,957,560
Kraft Heinz Co. (The) 718,098 24,027,559
Kroger Co. (The) 973,948 54,317,080
Lamb Weston Holdings, Inc. 113,144 8,790,157
Lancaster Colony Corp. 42,471 7,372,966
Lifevantage Corp. 9,318 113,866
*Lifeway Foods, Inc. 12,650 336,616
#Limoneira Co. 40,472 1,037,702
*Mama's Creations, Inc. 7,696 57,335
*Mannatech, Inc. 736 5,976
McCormick & Co., Inc. 130,176 10,184,970
McCormick & Co., Inc. 3,018 236,913
*Medifast, Inc. 5,600 102,928
#MGP Ingredients, Inc. 39,413 1,893,401
*Mission Produce, Inc. 56,011 660,930
Molson Coors Beverage Co.,
Class B 175,060 9,535,518
Mondelez International, Inc.,
Class A 534,088 36,574,346
*Monster Beverage Corp. 463,518 24,418,128
#National Beverage Corp. 112,565 5,086,812
*Natural Alternatives International,
Inc. 5,470 24,998
Natural Grocers by Vitamin
Cottage, Inc. 52,289 1,431,673
Natural Health Trends Corp. 10,562 63,266
*Nature's Sunshine Products, Inc. 40,740 515,768
Nu Skin Enterprises, Inc., Class A 128,344 794,449
Oil-Dri Corp. of America 10,856 736,580
*Olaplex Holdings, Inc. 441,482 785,838
PepsiCo, Inc. 807,071 134,038,352
*Performance Food Group Co. 196,944 16,001,700
Philip Morris International, Inc. 265,692 35,257,328
*Pilgrim's Pride Corp. 185,420 8,981,745
*Post Holdings, Inc. 108,947 11,898,102
PriceSmart, Inc. 55,278 4,592,496
Procter & Gamble Co. (The) 1,072,560 177,165,461
Reynolds Consumer Products,
Inc. 291,476 7,855,278
*Rocky Mountain Chocolate
Factory, Inc. 2,470 6,496
Seaboard Corp. 1,123 3,106,229
*Seneca Foods Corp., Class A 12,832 793,403
*Seneca Foods Corp., Class B 405 25,339
*Simply Good Foods Co. (The) 189,457 6,377,123
SpartanNash Co. 78,255 1,646,485
Spectrum Brands Holdings, Inc. 63,680 5,707,002
*Sprouts Farmers Market, Inc. 173,247 22,250,112
Shares Value†
CONSUMER STAPLES — (Continued)
Sysco Corp. 472,666 $ 35,426,317
Target Corp. 304,264 45,651,771
#Tootsie Roll Industries, Inc. 65,532 1,911,568
*TreeHouse Foods, Inc. 99,012 3,602,057
Turning Point Brands, Inc. 33,760 1,594,485
Tyson Foods, Inc., Class A 156,696 9,180,819
*United Natural Foods, Inc. 135,625 2,758,613
Universal Corp. 59,675 3,038,651
*US Foods Holding Corp. 343,447 21,173,508
*USANA Health Sciences, Inc. 30,238 1,116,992
#Utz Brands, Inc. 121,572 2,093,470
Village Super Market, Inc., Class
A 25,471 726,942
#*Vita Coco Co., Inc. (The) 100,871 2,986,790
*Vital Farms, Inc. 79,914 2,771,418
Walmart, Inc. 1,844,824 151,183,327
#WD-40 Co. 17,993 4,715,426
Weis Markets, Inc. 64,645 4,065,524
*Willamette Valley Vineyards, Inc. 1,711 5,954
#WK Kellogg Co. 74,337 1,236,224
TOTAL CONSUMER STAPLES 1,813,530,536
ENERGY — (5.0%)
Adams Resources & Energy, Inc. 3,385 94,171
*Amplify Energy Corp. 91,859 608,107
Antero Midstream Corp. 842,630 12,108,593
*Antero Resources Corp. 434,580 11,246,930
APA Corp. 153,468 3,621,845
Archrock, Inc. 360,079 7,208,782
Ardmore Shipping Corp. 94,817 1,337,868
#Atlas Energy Solutions, Inc. 37,059 725,245
Baker Hughes Co. 908,910 34,611,293
*Barnwell Industries, Inc. 2,268 4,309
Berry Corp. 193,650 972,123
*Bristow Group, Inc. 66,887 2,218,642
#Cactus, Inc., Class A 89,955 5,333,432
California Resources Corp. 115,351 5,994,791
#*Centrus Energy Corp., Class A 26,873 2,789,686
ChampionX Corp. 345,710 9,755,936
Cheniere Energy, Inc. 264,786 50,674,745
Chevron Corp. 922,794 137,330,203
Chord Energy Corp. 66,923 8,372,067
Civitas Resources, Inc. 26,552 1,295,472
*Clean Energy Fuels Corp. 473,818 1,340,905
#*CNX Resources Corp. 320,218 10,897,018
#Comstock Resources, Inc. 431,460 4,987,678
ConocoPhillips 813,771 89,140,475
CONSOL Energy, Inc. 55,402 6,145,190
#Core Laboratories, Inc. 69,979 1,322,603
Coterra Energy, Inc. 876,363 20,962,603
#Crescent Energy Co., Class A 169,511 2,107,022
#CVR Energy, Inc. 80,003 1,272,048
Delek US Holdings, Inc. 139,443 2,185,072
Devon Energy Corp. 425,278 16,449,753
DHT Holdings, Inc. 392,561 4,051,229
Diamondback Energy, Inc. 206,223 36,454,040
*DMC Global, Inc. 44,316 447,148
#Dorian LPG, Ltd. 101,542 2,929,487
DT Midstream, Inc. 167,905 15,136,636

69
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
ENERGY — (Continued)
Energy Services of America Corp. 12,384 $ 143,407
EnLink Midstream LLC 800,680 11,882,091
EOG Resources, Inc. 383,298 46,747,024
Epsilon Energy, Ltd. 16,593 97,733
EQT Corp. 650,655 23,774,934
Evolution Petroleum Corp. 50,734 261,280
Excelerate Energy, Inc., Class A 14,391 343,657
#Expand Energy Corp. 400,819 33,957,386
*Expro Group Holdings NV 153,928 1,962,582
Exxon Mobil Corp. 2,654,582 310,002,086
*Forum Energy Technologies, Inc. 1,126 15,741
FutureFuel Corp. 89,149 538,460
*Geospace Technologies Corp. 21,262 238,134
#Granite Ridge Resources, Inc. 89,939 533,338
*Green Plains, Inc. 24,232 296,357
*Gulf Island Fabrication, Inc. 31,277 172,336
*Gulfport Energy Corp. 30,232 4,185,318
*Hallador Energy Co. 37,228 369,674
Halliburton Co. 555,412 15,407,129
*Helix Energy Solutions Group,
Inc. 358,191 3,313,267
Helmerich & Payne, Inc. 122,617 4,119,931
Hess Corp. 342,552 46,066,393
HF Sinclair Corp. 265,709 10,259,024
*Innovex International, Inc. 78,517 1,114,156
International Seaways, Inc. 119,366 5,197,196
Kinder Morgan, Inc. 1,518,026 37,206,817
Kinetik Holdings, Inc. 52,590 2,559,555
#Kodiak Gas Services, Inc. 74,594 2,378,057
*Kosmos Energy, Ltd. 111,964 420,985
Liberty Energy, Inc. 392,189 6,694,666
#Magnolia Oil & Gas Corp., Class
A 321,566 8,129,188
*Mammoth Energy Services, Inc. 7,833 34,465
Marathon Oil Corp. 670,848 18,582,490
Marathon Petroleum Corp. 302,129 43,950,706
Matador Resources Co. 238,359 12,420,887
Murphy Oil Corp. 275,927 8,686,182
#*Nabors Industries, Ltd. 15,788 1,174,785
NACCO Industries, Inc., Class A 11,458 358,750
*Natural Gas Services Group, Inc. 26,796 524,398
*NCS Multistage Holdings, Inc. 1,416 26,253
*Newpark Resources, Inc. 194,725 1,296,868
#Noble Corp. PLC 180,760 5,780,705
#Nordic American Tankers, Ltd. 506,009 1,654,649
#Northern Oil & Gas, Inc. 180,651 6,548,599
NOV, Inc. 425,808 6,604,282
Occidental Petroleum Corp. 582,078 29,167,928
*Oceaneering International, Inc. 186,417 4,548,575
*Oil States International, Inc. 116,718 552,076
ONEOK, Inc. 390,249 37,807,323
Ovintiv, Inc. 373,147 14,627,362
*Par Pacific Holdings, Inc. 115,431 1,783,409
Patterson-UTI Energy, Inc. 172,055 1,319,662
PBF Energy, Inc., Class A 171,411 4,888,642
#Peabody Energy Corp. 230,538 6,056,233
Permian Resources Corp. 1,057,180 14,409,363
Phillips 66 240,409 29,286,624
Shares Value†
ENERGY — (Continued)
PHX Minerals, Inc. 55,938 $ 201,936
*PrimeEnergy Resources Corp. 1,146 189,033
*ProPetro Holding Corp. 220,204 1,521,610
Range Resources Corp. 420,734 12,634,642
Ranger Energy Services, Inc. 66,275 860,249
*REX American Resources Corp. 43,425 1,942,400
Riley Exploration Permian, Inc. 15,615 417,077
RPC, Inc. 448,476 2,547,344
Schlumberger NV 446,928 17,908,405
Scorpio Tankers, Inc. 128,117 7,465,378
*SEACOR Marine Holdings, Inc. 38,947 264,840
*Seadrill, Ltd. 145,285 5,716,965
Select Water Solutions, Inc. 250,119 2,651,261
SFL Corp., Ltd. 389,034 4,127,651
#Sitio Royalties Corp., Class A 113,772 2,535,978
SM Energy Co. 213,471 8,959,378
Smart Sand, Inc. 38,069 78,803
Solaris Energy Infrastructure, Inc. 64,576 848,529
*Stabilis Solutions, Inc. 154 667
*Talos Energy, Inc. 17,063 174,384
Targa Resources Corp. 203,207 33,927,441
TechnipFMC PLC 620,470 16,560,344
*Teekay Corp., Ltd. 208,303 1,743,496
*Teekay Tankers, Ltd., Class A 70,074 3,341,128
*TETRA Technologies, Inc. 166,040 556,234
#Texas Pacific Land Corp. 17,554 20,467,964
*Tidewater, Inc. 84,808 5,094,416
#*Transocean, Ltd. 551,712 2,394,430
*Uranium Energy Corp. 571,008 4,236,879
#VAALCO Energy, Inc. 228,995 1,222,833
#*Valaris, Ltd. 81,291 4,113,325
Valero Energy Corp. 339,822 44,095,303
#*Vital Energy, Inc. 75,732 2,065,212
#Vitesse Energy, Inc. 69,026 1,716,677
Weatherford International PLC 130,512 10,310,448
Williams Cos., Inc. (The) 653,234 34,209,865
World Kinect Corp. 140,244 3,667,381
TOTAL ENERGY 1,603,382,171
FINANCIALS — (16.0%)
1st Source Corp. 56,929 3,371,905
*Acacia Research Corp. 95,390 431,163
ACNB Corp. 11,512 483,504
Affiliated Managers Group, Inc. 60,287 11,689,649
*Affinity Bancshares, Inc. 6,476 138,586
*Affirm Holdings, Inc. 307,257 13,473,219
Aflac, Inc. 238,068 24,947,146
Alerus Financial Corp. 15,416 311,866
Allstate Corp. (The) 186,600 34,804,632
Ally Financial, Inc. 387,632 13,586,502
Amalgamated Financial Corp. 72,982 2,420,448
*Ambac Financial Group, Inc. 108,491 1,227,033
Amerant Bancorp, Inc. 40,738 868,534
*American Coastal Insurance
Corp. 14,451 175,580
American Express Co. 420,135 113,470,061
American Financial Group, Inc. 122,852 15,839,308
American International Group,
Inc. 590,382 44,798,186

70
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Ameriprise Financial, Inc. 131,168 $ 66,935,030
Ameris Bancorp 137,598 8,529,700
AMERISAFE, Inc. 35,533 1,920,559
AmeriServ Financial, Inc. 3,367 9,394
Ames National Corp. 15,348 260,839
Aon PLC, Class A 70,964 26,034,563
Apollo Global Management, Inc. 135,508 19,412,876
*Arch Capital Group, Ltd. 334,709 32,988,919
Ares Management Corp., Class A 50,613 8,486,788
Arrow Financial Corp. 39,535 1,128,329
Arthur J. Gallagher & Co. 81,756 22,989,787
Artisan Partners Asset
Management, Inc., Class A 118,431 5,222,807
Associated Banc-Corp. 299,182 7,102,581
Associated Capital Group, Inc.,
Class A 3,204 114,671
Assurant, Inc. 68,063 13,047,677
Assured Guaranty, Ltd. 106,622 8,898,672
#Atlantic Union Bankshares Corp. 181,268 6,851,930
*Atlanticus Holdings Corp. 27,152 1,009,783
Auburn National Bancorp, Inc. 2,910 63,933
*AvidXchange Holdings, Inc. 436,516 3,596,892
Axis Capital Holdings, Ltd. 162,558 12,721,789
*Axos Financial, Inc. 111,204 7,530,735
*Baldwin Insurance Group, Inc.
(The) 75,949 3,513,401
Banc of California, Inc. 212,308 3,261,051
BancFirst Corp. 57,132 6,210,820
*Bancorp, Inc. (The) 118,552 5,958,424
Bank First Corp. 1,076 99,003
Bank of America Corp. 2,535,325 106,027,291
Bank of Hawaii Corp. 74,013 5,345,959
Bank of Marin Bancorp 29,629 658,060
Bank of New York Mellon Corp.
(The) 684,470 51,581,659
Bank of NT Butterfield & Son, Ltd.
(The) 111,404 4,074,044
Bank of the James Financial
Group, Inc. 1,651 21,793
Bank OZK 250,234 10,947,738
Bank7 Corp. 2,655 111,377
BankFinancial Corp. 28,302 345,001
BankUnited, Inc. 138,127 4,881,408
Bankwell Financial Group, Inc. 17,847 508,818
Banner Corp. 79,704 5,104,244
Bar Harbor Bankshares 36,210 1,164,152
BayCom Corp. 21,979 546,178
BCB Bancorp, Inc. 38,152 463,165
*Berkshire Hathaway, Inc., Class
B 668,648 301,506,756
Berkshire Hills Bancorp, Inc. 102,261 2,784,567
#BGC Group, Inc., Class A 509,751 4,776,367
Blackrock, Inc. 34,202 33,553,188
Blackstone, Inc. 89,044 14,937,131
*Block, Inc. 379,009 27,409,931
*Blue Foundry Bancorp 29,123 286,279
*BM Technologies, Inc. 1,352 6,408
BOK Financial Corp. 115,334 12,251,931
Bread Financial Holdings, Inc. 101,560 5,062,766
Shares Value†
FINANCIALS — (Continued)
Bridge Investment Group
Holdings, Inc., Class A 16,632 $ 180,956
*Bridgewater Bancshares, Inc. 57,746 843,092
*Brighthouse Financial, Inc. 106,511 5,037,970
Brightsphere Investment Group,
Inc. 53,718 1,417,618
*Broadway Financial Corp. 1,626 11,203
Brookline Bancorp, Inc. 213,552 2,402,460
Brown & Brown, Inc. 181,803 19,023,866
Burke & Herbert Financial
Services Corp. 4,132 261,721
Business First Bancshares, Inc. 7,886 206,534
*BV Financial, Inc. 1,322 20,623
Byline Bancorp, Inc. 104,155 2,802,811
C&F Financial Corp. 8,336 521,167
Cadence Bank 373,532 12,487,175
*California Bancorp 10,241 149,314
Camden National Corp. 34,260 1,437,207
*Cantaloupe, Inc. 8,084 71,624
Capital Bancorp, Inc. 6,446 162,761
Capital City Bank Group, Inc. 40,081 1,402,835
Capital One Financial Corp. 173,488 28,242,112
Capitol Federal Financial, Inc. 283,292 1,825,817
Carlyle Group, Inc. (The) 322,174 16,118,365
*Carter Bankshares, Inc. 26,566 488,814
Cass Information Systems, Inc. 32,587 1,347,798
Cathay General Bancorp 126,155 5,800,607
CB Financial Services, Inc. 1,846 52,888
Cboe Global Markets, Inc. 77,183 16,483,973
*CCUR Holdings, Inc. 1 2,500
Central Pacific Financial Corp. 67,011 1,805,276
CF Bankshares, Inc. 3,579 90,835
Charles Schwab Corp. (The) 729,840 51,694,567
Chemung Financial Corp. 6,844 327,006
ChoiceOne Financial Services,
Inc. 500 16,585
Chubb, Ltd. 127,228 35,934,276
Cincinnati Financial Corp. 148,641 20,933,112
Citigroup, Inc. 607,551 38,986,548
Citizens & Northern Corp. 42,086 796,267
Citizens Community Bancorp, Inc. 13,073 184,721
Citizens Financial Group, Inc. 518,136 21,823,888
Citizens Financial Services, Inc. 195 11,367
City Holding Co. 35,016 4,082,866
Civista Bancshares, Inc. 33,460 681,580
CME Group, Inc. 90,048 20,293,217
CNB Financial Corp. 50,308 1,276,817
CNO Financial Group, Inc. 177,345 6,100,668
*Coastal Financial Corp. 32,235 2,030,483
#Cohen & Steers, Inc. 77,544 7,659,021
*Coinbase Global, Inc., Class A 77,659 13,920,376
Colony Bankcorp, Inc. 25,644 390,045
Columbia Banking System, Inc. 384,085 10,950,263
#*Columbia Financial, Inc. 89,771 1,533,289
Comerica, Inc. 229,096 14,595,706
Commerce Bancshares, Inc. 230,932 14,433,250
Community Financial System, Inc. 88,359 5,402,269
Community Trust Bancorp, Inc. 43,040 2,229,472

71
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Community West Bancshares 44,862 $ 840,714
ConnectOne Bancorp, Inc. 93,746 2,272,403
*Consumer Portfolio Services,
Inc. 31,299 313,303
#Corebridge Financial, Inc. 903,649 28,708,929
*Corpay, Inc. 87,081 28,712,347
Crawford & Co., Class A 48,972 545,548
Crawford & Co., Class B 51,124 571,566
#*Credit Acceptance Corp. 19,870 8,444,750
*CrossFirst Bankshares, Inc. 117,339 1,842,222
#Cullen/Frost Bankers, Inc. 118,145 15,045,766
*Customers Bancorp, Inc. 75,878 3,500,252
CVB Financial Corp. 237,419 4,613,051
#*Dave, Inc. 18,740 722,614
Diamond Hill Investment Group,
Inc. 3,500 528,220
#DigitalBridge Group, Inc. 264,506 4,150,099
Dime Community Bancshares,
Inc. 93,364 2,807,455
Discover Financial Services 296,216 43,967,341
Donegal Group, Inc., Class A 63,397 961,099
Donegal Group, Inc., Class B 1,947 28,504
*Donnelley Financial Solutions,
Inc. 63,973 3,732,185
Eagle Bancorp Montana, Inc. 10,898 181,997
Eagle Bancorp, Inc. 72,016 1,887,539
East West Bancorp, Inc. 227,079 22,137,932
Eastern Bankshares, Inc. 312,569 5,104,252
Employers Holdings, Inc. 59,367 2,892,360
Enact Holdings, Inc. 134,930 4,599,764
#*Encore Capital Group, Inc. 56,261 2,570,002
*Enova International, Inc. 66,347 5,766,218
*Enstar Group, Ltd. 25,835 8,331,788
Enterprise Bancorp, Inc. 17,996 577,852
Enterprise Financial Services
Corp. 87,983 4,638,464
Equitable Holdings, Inc. 538,328 24,407,792
Equity Bancshares, Inc., Class A 35,929 1,526,623
Erie Indemnity Co., Class A 19,686 8,835,864
Esquire Financial Holdings, Inc. 19,780 1,316,952
ESSA Bancorp, Inc. 7,776 146,344
Essent Group, Ltd. 197,819 11,871,118
*Euronet Worldwide, Inc. 82,925 8,165,625
Evans Bancorp, Inc. 6,242 248,556
Evercore, Inc. 48,840 12,902,063
Everest Group, Ltd. 50,026 17,789,746
EVERTEC, Inc. 95,614 3,132,315
*EZCORP, Inc., Class A 123,431 1,418,222
F&G Annuities & Life, Inc. 22,276 893,268
FactSet Research Systems, Inc. 49,763 22,595,388
Farmers & Merchants Bancorp,
Inc. 5,802 157,292
Farmers National Banc Corp. 33,580 462,061
FB Financial Corp. 103,985 5,116,062
Federal Agricultural Mortgage
Corp., Class A 695 101,004
Federal Agricultural Mortgage
Corp., Class C 22,100 4,050,267
Federated Hermes, Inc. 157,196 6,308,275
Shares Value†
FINANCIALS — (Continued)
*FFBW, Inc. 575 $ 7,857
Fidelis Insurance Holdings, Ltd. 5,294 91,374
Fidelity D&D Bancorp, Inc. 867 45,518
#Fidelity National Financial, Inc. 333,088 20,041,905
Fidelity National Information
Services, Inc. 471,481 42,305,990
Fifth Third Bancorp 576,646 25,187,897
*Finance of America Cos., Inc.,
Class A 515 6,304
Financial Institutions, Inc. 44,098 1,058,793
Finward Bancorp 4,143 129,469
*Finwise Bancorp 16,664 278,789
First American Financial Corp. 191,408 12,278,823
First Bancorp 97,469 4,064,457
First Bancorp 364,820 7,033,730
First Bancorp, Inc. (The) 26,230 679,357
First Bancshares, Inc. (The) 73,568 2,462,321
First Bank 31,552 446,776
First Busey Corp. 134,802 3,277,037
First Business Financial Services,
Inc. 18,087 774,124
First Capital, Inc. 3,434 124,053
First Citizens BancShares, Inc.,
Class A 11,779 22,820,046
First Commonwealth Financial
Corp. 359,318 5,907,188
First Community Bankshares, Inc. 43,016 1,783,443
First Community Corp. 10,781 255,941
First Financial Bancorp 163,093 4,171,919
First Financial Bankshares, Inc. 209,243 7,562,042
First Financial Corp. 27,893 1,198,283
First Financial Northwest, Inc. 13,447 302,557
First Foundation, Inc. 161,770 1,088,712
#First Guaranty Bancshares, Inc. 2,269 24,392
First Hawaiian, Inc. 232,608 5,754,722
First Horizon Corp. 587,948 10,189,139
First Internet Bancorp 16,203 566,619
First Interstate BancSystem, Inc.,
Class A 206,083 6,347,356
First Merchants Corp. 128,754 4,770,336
First Mid Bancshares, Inc. 39,469 1,505,742
First National Corp. 1,993 42,212
First Northwest Bancorp 21,403 217,240
First of Long Island Corp. (The) 48,656 611,849
First Savings Financial Group,
Inc. 6,819 184,045
First United Corp. 12,254 388,942
First US Bancshares, Inc. 2,977 35,248
*First Western Financial, Inc. 6,673 126,854
FirstCash Holdings, Inc. 83,573 8,647,298
*Fiserv, Inc. 229,047 45,328,401
#Five Star Bancorp 8,533 256,673
#Flagstar Financial, Inc. 46,308 468,637
Flushing Financial Corp. 80,032 1,254,502
*Flywire Corp. 32,248 561,760
FNB Corp. 655,382 9,503,039
Franklin Financial Services Corp. 6,474 211,570
#Franklin Resources, Inc. 360,268 7,482,766
FS Bancorp, Inc. 12,908 564,854

72
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Fulton Financial Corp. 362,775 $ 6,569,855
*Fundamental Global, Inc. 2,943 3,061
*FVCBankcorp, Inc. 20,075 261,477
GCM Grosvenor, Inc., Class A 8,556 98,736
*Genworth Financial, Inc. 820,842 5,532,475
German American Bancorp, Inc. 70,049 2,836,284
Glacier Bancorp, Inc. 204,579 10,668,795
Global Payments, Inc. 160,902 16,687,146
Globe Life, Inc. 91,620 9,675,072
Goldman Sachs Group, Inc. (The) 104,843 54,286,657
#*Goosehead Insurance, Inc.,
Class A 24,777 2,698,215
Great Southern Bancorp, Inc. 27,594 1,564,304
*Green Dot Corp., Class A 43,558 494,819
Greene County Bancorp, Inc. 1,379 38,612
*Greenlight Capital Re, Ltd.,
Class A 83,655 1,127,669
#Guaranty Bancshares, Inc. 16,179 531,642
*Hagerty, Inc., Class A 5,045 54,335
Hamilton Lane, Inc., Class A 51,438 9,240,322
Hancock Whitney Corp. 162,590 8,467,687
Hanmi Financial Corp. 72,583 1,659,973
Hanover Insurance Group, Inc.
(The) 63,672 9,444,468
HarborOne Bancorp, Inc. 107,506 1,276,096
Hartford Financial Services
Group, Inc. (The) 338,017 37,330,597
Hawthorn Bancshares, Inc. 4,727 134,436
HBT Financial, Inc. 7,970 170,239
#HCI Group, Inc. 25,452 2,883,966
Heartland Financial USA, Inc. 108,996 6,485,262
Hennessy Advisors, Inc. 14,900 151,682
Heritage Commerce Corp. 148,172 1,438,750
Heritage Financial Corp. 81,451 1,872,558
*Heritage Global, Inc. 47,405 80,589
*Heritage Insurance Holdings, Inc. 71,226 737,189
Hilltop Holdings, Inc. 114,962 3,521,286
#Hingham Institution For Savings
(The) 2,325 589,434
*Hippo Holdings, Inc. 9,606 212,965
Home Bancorp, Inc. 13,734 647,558
Home BancShares, Inc. 359,548 9,812,065
Home Federal Bancorp Inc of
Louisiana 603 7,706
HomeStreet, Inc. 46,119 417,608
HomeTrust Bancshares, Inc. 16,804 557,053
Hope Bancorp, Inc. 310,592 3,848,235
Horace Mann Educators Corp. 101,172 3,767,645
Horizon Bancorp, Inc. 103,412 1,656,660
Houlihan Lokey, Inc. 66,810 11,542,764
Huntington Bancshares, Inc. 1,025,203 15,982,915
*I3 Verticals, Inc., Class A 32,622 749,980
IF Bancorp, Inc. 1,643 35,127
Independent Bank Corp. 49,614 1,626,347
Independent Bank Corp. 69,945 4,399,540
Independent Bank Group, Inc. 94,925 5,539,823
Interactive Brokers Group, Inc. 15,669 2,390,776
Intercontinental Exchange, Inc. 141,964 22,127,929
International Bancshares Corp. 113,262 6,938,430
Shares Value†
FINANCIALS — (Continued)
*International Money Express,
Inc. 57,555 $ 1,012,392
Invesco, Ltd. 863,720 14,976,905
Investar Holding Corp. 16,996 354,707
Investors Title Co. 4,584 1,060,188
Jack Henry & Associates, Inc. 111,552 20,294,655
Jackson Financial, Inc., Class A 139,100 13,903,045
Janus Henderson Group PLC 300,919 12,430,964
Jefferies Financial Group, Inc. 239,022 15,292,628
JPMorgan Chase & Co. 1,472,712 326,824,247
Kearny Financial Corp. 187,841 1,313,009
Kemper Corp. 129,632 8,072,185
*Kentucky First Federal Bancorp 1,549 4,322
KeyCorp 1,032,189 17,805,260
*Kingstone Cos., Inc. 10,153 107,825
*Kingsway Financial Services,
Inc. 2,628 23,521
Kinsale Capital Group, Inc. 23,597 10,102,112
KKR & Co., Inc. 119,584 16,531,292
Lake Shore Bancorp, Inc. 3,278 43,794
Lakeland Financial Corp. 60,920 3,964,064
Landmark Bancorp, Inc. 3,141 65,930
#Lazard, Inc. 152,376 8,074,404
LCNB Corp. 22,599 354,578
#*Lemonade, Inc. 24,744 588,165
*LendingClub Corp. 264,112 3,745,108
*LendingTree, Inc. 27,669 1,577,963
Lincoln National Corp. 307,124 10,672,559
LINKBancorp, Inc. 3,451 24,726
Live Oak Bancshares, Inc. 107,883 4,284,034
*loanDepot, Inc., Class A 83,429 176,869
Loews Corp. 249,549 19,704,389
LPL Financial Holdings, Inc. 109,255 30,829,576
M&T Bank Corp. 110,085 21,431,348
Magyar Bancorp, Inc. 6,521 80,339
*Markel Group, Inc. 8,954 13,807,158
MarketAxess Holdings, Inc. 37,412 10,827,781
*Marqeta, Inc., Class A 807,312 4,569,386
Marsh & McLennan Cos., Inc. 208,479 45,498,457
Mastercard, Inc., Class A 422,305 210,979,355
Mercantile Bank Corp. 40,567 1,738,702
Merchants Bancorp 94,217 3,480,376
Mercury General Corp. 115,975 7,843,389
Meridian Corp. 16,539 232,208
MetLife, Inc. 523,531 41,055,301
Metrocity Bankshares, Inc. 12,715 376,110
*Metropolitan Bank Holding Corp. 16,443 879,700
MGIC Investment Corp. 486,448 12,180,658
Mid Penn Bancorp, Inc. 15,572 491,919
Middlefield Banc Corp. 4,154 117,309
Midland States Bancorp, Inc. 54,805 1,359,712
MidWestOne Financial Group,
Inc. 32,766 948,248
Moelis & Co., Class A 49,067 3,258,049
*Moneylion, Inc. 2,607 112,023
Moody's Corp. 55,769 25,321,357
Morgan Stanley 527,802 61,356,983
Morningstar, Inc. 51,864 17,013,985

73
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Mr. Cooper Group, Inc. 20,109 $ 1,780,652
MSCI, Inc. 30,522 17,434,166
MVB Financial Corp. 22,650 430,123
Nasdaq, Inc., ADR 344,314 25,451,691
National Bank Holdings Corp.,
Class A 90,471 4,067,576
National Bankshares, Inc. 6,050 172,909
Navient Corp. 256,058 3,643,705
NBT Bancorp, Inc. 107,802 4,795,033
#*NCR Atleos Corp. 105,450 2,760,681
Nelnet, Inc., Class A 41,947 4,727,427
*NerdWallet, Inc., Class A 110,778 1,627,329
*NI Holdings, Inc. 25,481 400,052
Nicolet Bankshares, Inc. 35,695 3,629,825
*NMI Holdings, Inc. 151,834 5,872,939
Northeast Bank 17,647 1,568,112
Northeast Community Bancorp,
Inc. 7,824 203,111
Northern Trust Corp. 254,937 25,626,267
Northfield Bancorp, Inc. 141,961 1,670,881
Northrim Bancorp, Inc. 8,014 523,074
Northwest Bancshares, Inc. 309,824 4,117,561
Norwood Financial Corp. 5,332 156,388
Oak Valley Bancorp 8,337 225,099
OceanFirst Financial Corp. 140,915 2,564,653
OFG Bancorp 110,524 4,450,801
Ohio Valley Banc Corp. 6,974 163,959
Old National Bancorp 593,302 11,426,997
Old Point Financial Corp. 3,285 67,310
Old Republic International Corp. 328,534 11,475,693
Old Second Bancorp, Inc. 107,798 1,770,043
OneMain Holdings, Inc. 251,977 12,515,698
*Onity Group, Inc. 14,433 428,949
OP Bancorp 24,152 357,691
*Open Lending Corp. 53,901 301,846
Oppenheimer Holdings, Inc.,
Class A 10,148 572,652
OppFi, Inc. 4,501 23,045
*OptimumBank Holdings, Inc. 1,400 6,664
Orange County Bancorp, Inc. 1,489 78,798
Origin Bancorp, Inc. 73,087 2,294,201
Orrstown Financial Services, Inc. 20,941 784,031
*Oscar Health, Inc., Class A 407,847 6,851,830
Pacific Premier Bancorp, Inc. 155,002 3,954,101
*Palomar Holdings, Inc. 42,106 3,779,856
Park National Corp. 25,793 4,456,515
Parke Bancorp, Inc. 24,495 517,334
Pathfinder Bancorp, Inc. 1,566 27,014
Pathward Financial, Inc. 58,808 4,161,254
*Patriot National Bancorp, Inc. 1,617 2,523
*Paymentus Holdings, Inc., Class
A 24,103 593,175
*Payoneer Global, Inc. 646,619 5,573,856
*PayPal Holdings, Inc. 369,516 29,302,619
*Paysafe, Ltd. 142,959 3,036,449
*Paysign, Inc. 9,327 33,670
PCB Bancorp 13,980 262,405
Peapack-Gladstone Financial
Corp. 42,405 1,362,897
Shares Value†
FINANCIALS — (Continued)
Penns Woods Bancorp, Inc. 5,436 $ 146,772
PennyMac Financial Services,
Inc. 98,264 9,794,956
Peoples Bancorp of North
Carolina, Inc. 8,606 221,605
Peoples Bancorp, Inc. 91,670 2,821,603
Peoples Financial Services Corp. 14,795 690,335
Pinnacle Financial Partners, Inc. 147,822 15,587,830
*Pioneer Bancorp, Inc. 30,623 342,978
Piper Sandler Cos. 25,617 7,266,006
PJT Partners, Inc., Class A 12,776 1,775,353
Plumas Bancorp 5,844 242,584
PNC Financial Services Group,
Inc. (The) 147,012 27,677,949
*Ponce Financial Group, Inc. 43,460 488,925
Popular, Inc. 136,278 12,160,086
*PRA Group, Inc. 94,213 1,899,334
Preferred Bank 32,347 2,729,116
Premier Financial Corp. 86,936 2,143,842
Primerica, Inc. 76,332 21,129,461
Primis Financial Corp. 51,471 578,019
Princeton Bancorp, Inc. 5,060 177,707
Principal Financial Group, Inc. 277,885 22,897,724
*Priority Technology Holdings,
Inc. 245 1,321
*ProAssurance Corp. 115,533 1,720,286
PROG Holdings, Inc. 89,989 3,929,820
Progressive Corp. (The) 283,205 68,770,670
Prosperity Bancshares, Inc. 182,801 13,381,033
*Provident Bancorp, Inc. 31,893 330,730
Provident Financial Holdings, Inc. 6,668 103,787
Provident Financial Services, Inc. 230,242 4,300,921
Prudential Financial, Inc. 378,749 46,389,178
QCR Holdings, Inc. 40,019 3,165,503
Radian Group, Inc. 213,254 7,444,697
Raymond James Financial, Inc. 164,918 24,444,146
RBB Bancorp 41,747 926,783
Red River Bancshares, Inc. 3,352 175,041
Regional Management Corp. 22,327 641,231
Regions Financial Corp. 792,726 18,922,370
Reinsurance Group of America,
Inc. 78,783 16,629,516
*Remitly Global, Inc. 201,883 3,629,856
RenaissanceRe Holdings, Ltd. 71,574 18,781,018
Renasant Corp. 142,706 4,867,702
#*Repay Holdings Corp. 225,476 1,793,662
Republic Bancorp, Inc., Class A 25,785 1,740,487
*Rhinebeck Bancorp, Inc. 5,549 50,829
Richmond Mutual Bancorp, Inc. 5,489 71,357
Riverview Bancorp, Inc. 36,579 173,384
RLI Corp. 71,895 11,213,463
*Robinhood Markets, Inc., Class
A 593,487 13,941,010
#*Rocket Cos., Inc., Class A 16,123 259,580
S&P Global, Inc. 83,341 40,033,683
S&T Bancorp, Inc. 92,179 3,500,958
Safety Insurance Group, Inc. 35,329 2,765,024
Sandy Spring Bancorp, Inc. 109,828 3,694,614
SB Financial Group, Inc. 9,052 173,889

74
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Seacoast Banking Corp. of
Florida 112,872 $ 3,013,682
*Security National Financial
Corp., Class A 25,502 246,349
SEI Investments Co. 164,309 12,283,741
Selective Insurance Group, Inc. 106,881 9,706,932
*Selectquote, Inc. 170,027 340,054
ServisFirst Bancshares, Inc. 87,089 7,240,579
#*Shift4 Payments, Inc., Class A 84,687 7,659,092
Shore Bancshares, Inc. 60,302 876,791
Sierra Bancorp 34,071 967,616
Silvercrest Asset Management
Group, Inc., Class A 10,460 182,318
Simmons First National Corp.,
Class A 304,044 7,053,821
*SiriusPoint, Ltd. 337,234 4,431,255
*Skyward Specialty Insurance
Group, Inc. 95,533 4,223,514
SLM Corp. 452,699 9,972,959
SmartFinancial, Inc. 14,286 473,724
*SoFi Technologies, Inc. 1,325,524 14,806,103
Sound Financial Bancorp, Inc. 3,339 176,566
South Plains Financial, Inc. 13,082 440,863
*Southern First Bancshares, Inc. 17,490 668,293
Southern Missouri Bancorp, Inc. 11,198 664,041
Southern States Bancshares, Inc. 6,254 194,562
Southside Bancshares, Inc. 72,377 2,345,015
SouthState Corp. 148,543 14,487,399
State Street Corp. 200,845 18,638,416
Stellar Bancorp, Inc. 126,113 3,432,796
StepStone Group, Inc., Class A 85,887 5,164,385
*Sterling Bancorp, Inc. 68,896 321,744
Stewart Information Services
Corp. 65,387 4,498,626
Stifel Financial Corp. 111,894 11,594,456
Stock Yards Bancorp, Inc. 69,734 4,496,448
*StoneX Group, Inc. 61,882 5,571,855
Summit State Bank 8,120 54,810
*SWK Holdings Corp. 5,910 96,983
Synchrony Financial 470,028 25,917,344
Synovus Financial Corp. 272,251 13,577,157
T. Rowe Price Group, Inc. 169,648 18,637,529
Territorial Bancorp, Inc. 13,311 136,305
*Texas Capital Bancshares, Inc. 89,153 6,860,323
TFS Financial Corp. 159,543 2,050,128
*Third Coast Bancshares, Inc. 2,556 83,249
Timberland Bancorp, Inc. 16,697 482,209
Tiptree, Inc. 88,169 1,799,529
#*Toast, Inc., Class A 149,845 4,499,845
Tompkins Financial Corp. 33,946 2,190,875
Towne Bank 121,761 3,959,668
Tradeweb Markets, Inc., Class A 56,891 7,225,157
Travelers Cos., Inc. (The) 266,210 65,471,687
TriCo Bancshares 78,415 3,350,673
*Triumph Financial, Inc. 55,539 4,907,981
Truist Financial Corp. 593,481 25,549,357
#*Trupanion, Inc. 16,731 916,524
TrustCo Bank Corp. 48,257 1,591,516
Trustmark Corp. 145,425 5,049,156
Shares Value†
FINANCIALS — (Continued)
UMB Financial Corp. 85,893 $ 9,425,039
Union Bankshares, Inc. 1,060 30,719
United Bancorp, Inc. 3,975 52,072
United Bancshares, Inc. 606 12,423
United Bankshares, Inc. 282,896 10,659,521
United Community Banks, Inc. 212,167 6,038,273
United Fire Group, Inc. 27,002 530,319
United Security Bancshares 40,825 360,893
Unity Bancorp, Inc. 15,379 594,860
Universal Insurance Holdings, Inc. 70,027 1,396,338
Univest Financial Corp. 88,237 2,455,636
Unum Group 231,088 14,831,228
#*Upstart Holdings, Inc. 12,895 627,729
US Bancorp 554,683 26,796,736
US Global Investors, Inc., Class A 4,102 10,050
USCB Financial Holdings, Inc. 14,344 208,275
UWM Holdings Corp. 19,230 123,841
Valley National Bancorp 959,477 9,086,247
Value Line, Inc. 1,300 62,855
*Velocity Financial, Inc. 20,194 387,927
Veritex Holdings, Inc. 129,095 3,485,565
Victory Capital Holdings, Inc.,
Class A 115,905 6,946,187
Virginia National Bankshares
Corp. 3,290 130,514
Virtu Financial, Inc., Class A 140,248 4,342,078
Virtus Investment Partners, Inc. 16,877 3,651,676
Visa, Inc., Class A 821,222 238,031,197
Voya Financial, Inc. 190,045 15,260,613
W. R. Berkley Corp. 253,117 14,470,699
WaFd, Inc. 153,033 5,200,061
Walker & Dunlop, Inc. 65,302 7,142,080
Washington Trust Bancorp, Inc. 41,079 1,402,026
Waterstone Financial, Inc. 65,460 964,880
Webster Financial Corp. 280,169 14,512,754
Wells Fargo & Co. 1,587,605 103,067,317
WesBanco, Inc. 156,262 4,914,440
West Bancorp, Inc. 50,996 1,099,984
Westamerica Bancorp 64,696 3,333,138
Western Alliance Bancorp 178,476 14,850,988
Western New England Bancorp,
Inc. 101,839 887,018
Western Union Co. (The) 553,842 5,959,340
Westwood Holdings Group, Inc. 18,611 290,704
*WEX, Inc. 73,491 12,684,547
White Mountains Insurance
Group, Ltd. 4,492 8,072,753
William Penn Bancorp 1,305 16,626
Willis Towers Watson PLC 72,170 21,809,052
Wintrust Financial Corp. 126,653 14,677,816
#WisdomTree, Inc. 327,842 3,393,165
*World Acceptance Corp. 14,198 1,619,992
WSFS Financial Corp. 107,905 5,305,689
WVS Financial Corp. 757 9,637
Zions Bancorp NA 284,328 14,802,116
TOTAL FINANCIALS 5,119,632,921
HEALTH CARE — (10.7%)
*10X Genomics, Inc., Class A 1,641 26,305

75
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*2seventy bio, Inc. 9,250 $ 40,145
*4D Molecular Therapeutics, Inc. 86,770 695,028
*89Bio, Inc. 3,545 27,580
Abbott Laboratories 721,099 81,750,994
AbbVie, Inc. 866,017 176,554,886
*Absci Corp. 192,317 738,497
*AC Immune SA 13,468 38,249
*Acadia Healthcare Co., Inc. 161,804 6,907,413
*ACADIA Pharmaceuticals, Inc. 25,704 375,021
*Accuray, Inc. 8,743 15,125
#*Acrivon Therapeutics, Inc. 5,220 41,760
*AdaptHealth Corp. 319,307 3,285,669
#*Adaptive Biotechnologies Corp. 218,326 1,056,698
*Addus HomeCare Corp. 42,513 5,289,467
*ADMA Biologics, Inc. 435,316 7,100,004
#*Adverum Biotechnologies, Inc. 46,028 335,774
Agilent Technologies, Inc. 187,504 24,433,646
*Agios Pharmaceuticals, Inc. 121,188 5,384,383
*Akero Therapeutics, Inc. 2,474 76,273
*Alaunos Therapeutics, Inc. 1,056 2,196
*Aldeyra Therapeutics, Inc. 13,012 68,443
*Alector, Inc. 17,520 86,198
*Align Technology, Inc. 44,201 9,062,531
*Alkermes PLC 286,540 7,364,078
#*Allogene Therapeutics, Inc. 413,477 1,056,434
*Alnylam Pharmaceuticals, Inc. 41,627 11,097,342
#*Alpha Teknova, Inc. 141 959
#*Altimmune, Inc. 161,616 1,089,292
*Amedisys, Inc. 38,102 3,604,449
*American Shared Hospital
Services 10 31
Amgen, Inc. 252,592 80,869,855
*AMN Healthcare Services, Inc. 45,469 1,725,094
*Amneal Pharmaceuticals, Inc. 475,447 4,027,036
*Amphastar Pharmaceuticals, Inc. 107,201 5,416,867
*AngioDynamics, Inc. 81,569 545,697
#*ANI Pharmaceuticals, Inc. 41,771 2,391,181
*Anika Therapeutics, Inc. 41,679 713,128
*Anixa Biosciences, Inc. 4,426 15,491
*Annexon, Inc. 248,032 1,815,594
*Apellis Pharmaceuticals, Inc. 4,256 116,019
*Aprea Therapeutics, Inc. 409 1,599
#*Apyx Medical Corp. 12,316 14,410
*Arcellx, Inc. 24,809 2,090,654
#*Arcturus Therapeutics Holdings,
Inc. 65,389 1,159,347
*Arcus Biosciences, Inc. 185,974 2,845,402
*Arrowhead Pharmaceuticals, Inc. 45,449 873,984
*ARS Pharmaceuticals, Inc. 6,032 88,791
*Artivion, Inc. 82,531 2,173,041
*Arvinas, Inc. 135,462 3,580,261
*Assembly Biosciences, Inc. 1,655 27,821
#*Astrana Health, Inc. 81,985 4,409,153
*Astria Therapeutics, Inc. 88,870 993,567
*Atea Pharmaceuticals, Inc. 58,155 188,422
*Athira Pharma, Inc. 14,789 6,331
#*AtriCure, Inc. 86,849 2,881,650
*Aura Biosciences, Inc. 9,638 100,621
Shares Value†
HEALTH CARE — (Continued)
*Avanos Medical, Inc. 77,815 $ 1,453,584
#*Avantor, Inc. 606,689 13,571,633
*Avidity Biosciences, Inc. 139,379 5,890,157
*Axogen, Inc. 44,561 623,854
#*Axonics, Inc. 65,413 4,598,534
*Azenta, Inc. 106,111 4,360,101
Baxter International, Inc. 456,506 16,297,264
#*Beam Therapeutics, Inc. 194,456 4,260,531
Becton Dickinson & Co. 103,455 24,166,053
*Bellerophon Therapeutics, Inc. 4,517 163
*Biogen, Inc. 77,349 13,458,726
*BioLife Solutions, Inc. 92,966 2,175,404
*BioMarin Pharmaceutical, Inc. 145,765 9,604,456
*Bio-Rad Laboratories, Inc., Class
A 18,855 6,753,672
*Biote Corp., Class A 8,837 45,069
Bio-Techne Corp. 159,718 11,779,202
*Bioventus, Inc., Class A 32,042 434,810
#*Black Diamond Therapeutics,
Inc. 76,927 210,780
#*Bluebird Bio, Inc. 241,368 111,995
*Boston Scientific Corp. 574,984 48,310,156
*Bridgebio Pharma, Inc. 1,449 33,921
Bristol-Myers Squibb Co. 1,025,498 57,192,023
#*Brookdale Senior Living, Inc. 469,609 2,944,448
Bruker Corp. 243,240 13,769,816
#*C4 Therapeutics, Inc. 74,037 394,617
#*Cardiff Oncology, Inc. 7,385 23,041
Cardinal Health, Inc. 135,452 14,699,251
*CareCloud, Inc. 4,121 9,520
*CareDx, Inc. 124,252 2,749,697
*Caribou Biosciences, Inc. 238,243 466,956
*Castle Biosciences, Inc. 67,330 2,334,331
*Catalent, Inc. 183,073 10,728,078
*Catalyst Pharmaceuticals, Inc. 199,149 4,341,448
*Celldex Therapeutics, Inc. 3,744 97,569
#*Celularity, Inc., Class A 6,572 9,069
Cencora, Inc. 136,457 31,123,113
*Centene Corp. 427,280 26,602,453
*Century Therapeutics, Inc. 6,561 7,545
*Certara, Inc. 182,105 1,857,471
*Charles River Laboratories
International, Inc. 67,320 12,022,006
Chemed Corp. 22,186 11,985,765
*ChromaDex Corp. 4,641 16,197
Cigna Group (The) 153,086 48,193,004
*Climb Bio, Inc. 5,648 21,604
*Codexis, Inc. 29,747 93,406
*Cogent Biosciences, Inc. 64,238 738,095
*Collegium Pharmaceutical, Inc. 67,894 2,317,901
*Community Health Systems, Inc. 136,646 553,416
CONMED Corp. 23,569 1,608,349
*Cooper Cos., Inc. (The) 152,652 15,979,611
#*Corcept Therapeutics, Inc. 162,747 7,969,721
*CorVel Corp. 25,709 7,656,654
*Corvus Pharmaceuticals, Inc. 2,565 22,675
*Cross Country Healthcare, Inc. 56,155 640,729
*Cue Biopharma, Inc. 6,921 11,143

76
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Cullinan Therapeutics, Inc. 140,209 $ 2,180,250
*Cumberland Pharmaceuticals,
Inc. 3,702 4,146
*Curis, Inc. 985 4,216
*CVRx, Inc. 5,367 70,415
CVS Health Corp. 436,720 24,657,211
*Cytek Biosciences, Inc. 96,276 476,085
#*Cytokinetics, Inc. 25,218 1,286,118
Danaher Corp. 183,689 45,125,040
*DaVita, Inc. 138,344 19,341,875
#*Day One Biopharmaceuticals,
Inc. 152,398 2,243,299
*Definitive Healthcare Corp. 95,998 398,392
*Denali Therapeutics, Inc. 239,274 6,211,553
DENTSPLY SIRONA, Inc. 85,366 1,977,930
*Design Therapeutics, Inc. 2,858 14,976
*Dexcom, Inc. 56,570 3,987,054
*Disc Medicine, Inc. 24,531 1,099,479
#*Doximity, Inc., Class A 152,003 6,344,605
#*Dynavax Technologies Corp. 319,166 3,782,117
*Edgewise Therapeutics, Inc. 164,639 5,526,931
*Edwards Lifesciences Corp. 198,595 13,307,851
*Ekso Bionics Holdings, Inc. 1,030 882
*Elanco Animal Health, Inc. 765,690 9,678,322
*Electromed, Inc. 2,251 52,336
*Eledon Pharmaceuticals, Inc. 17,419 80,998
Elevance Health, Inc. 109,071 44,256,649
Eli Lilly & Co. 408,010 338,542,217
Embecta Corp. 78,844 1,110,124
#*Emergent BioSolutions, Inc. 136,108 1,233,138
*Enanta Pharmaceuticals, Inc. 16,009 180,021
Encompass Health Corp. 161,658 16,078,505
*Enhabit, Inc. 69,839 481,191
*Enovis Corp. 55,633 2,295,974
Ensign Group, Inc. (The) 86,747 13,444,918
*Entrada Therapeutics, Inc. 2,473 42,387
*Envista Holdings Corp. 345,931 7,254,173
#*Enzo Biochem, Inc. 58,631 67,426
#*Erasca, Inc. 342,630 887,412
*Evolent Health, Inc., Class A 197,406 4,609,430
#*Exact Sciences Corp. 124,841 8,605,290
*Exagen, Inc. 3,498 8,500
*Exelixis, Inc. 430,964 14,308,005
*Fate Therapeutics, Inc. 266,155 630,787
*FONAR Corp. 10,241 155,663
*Forian, Inc. 10,306 21,230
#*Fortrea Holdings, Inc. 67,393 1,133,550
*Fulcrum Therapeutics, Inc. 89,171 281,780
#*Fulgent Genetics, Inc. 45,785 982,088
GE HealthCare Technologies, Inc. 399,956 34,936,157
Gilead Sciences, Inc. 806,422 71,626,402
*Glaukos Corp. 24,455 3,234,174
*Globus Medical, Inc. 55,825 4,105,370
#*GoodRx Holdings, Inc., Class A 132,515 810,992
#*GRAIL, Inc. 8,863 120,271
*Haemonetics Corp. 79,761 5,675,793
*Halozyme Therapeutics, Inc. 181,342 9,170,465
Shares Value†
HEALTH CARE — (Continued)
#*Harmony Biosciences Holdings,
Inc. 136,490 $ 4,385,424
*Harvard Bioscience, Inc. 78,555 184,604
HCA Healthcare, Inc. 35,549 12,752,848
*Health Catalyst, Inc. 7,419 57,646
*HealthEquity, Inc. 134,945 11,504,061
HealthStream, Inc. 71,911 2,102,318
*Henry Schein, Inc. 163,663 11,494,052
*HilleVax, Inc. 3,983 7,209
#*Hims & Hers Health, Inc. 218,702 4,118,159
*Hologic, Inc. 227,991 18,437,632
*Hookipa Pharma, Inc. 27,805 105,381
Humana, Inc. 51,765 13,346,570
*ICON PLC 38,918 8,644,077
*ICU Medical, Inc. 46,712 7,975,140
*Ideaya Biosciences, Inc. 8,351 235,081
*IDEXX Laboratories, Inc. 56,911 23,158,224
*Illumina, Inc. 47,488 6,844,920
*ImmuCell Corp. 349 1,260
#*Immunovant, Inc. 31,738 928,654
#*Inari Medical, Inc. 26,650 1,289,860
*Incyte Corp. 198,466 14,710,300
*InfuSystem Holdings, Inc. 6,529 40,415
*Inmune Bio, Inc. 7,060 41,301
#*Innoviva, Inc. 148,012 2,895,115
*Inogen, Inc. 25,888 226,002
#*Inovio Pharmaceuticals, Inc. 796 4,203
*Inozyme Pharma, Inc. 67,540 289,747
*Insmed, Inc. 44,250 2,977,140
*Inspire Medical Systems, Inc. 15,181 2,960,902
*Instil Bio, Inc. 13,947 443,096
*Insulet Corp. 53,193 12,315,775
#*Integer Holdings Corp. 58,442 7,261,418
*Integra LifeSciences Holdings
Corp. 41,080 770,661
#*Intellia Therapeutics, Inc. 71,828 1,021,394
*Intra-Cellular Therapies, Inc. 6,848 580,368
*Intuitive Surgical, Inc. 28,956 14,589,191
#*Ionis Pharmaceuticals, Inc. 1,632 62,652
#*Iovance Biotherapeutics, Inc. 503,008 5,251,404
*IQVIA Holdings, Inc. 202,596 41,698,309
iRadimed Corp. 5,586 275,222
*IRIDEX Corp. 7,700 11,704
#*iTeos Therapeutics, Inc. 52,930 447,258
*Jaguar Health, Inc. 3,104 3,259
*Jasper Therapeutics, Inc. 1,527 32,342
*Jazz Pharmaceuticals PLC 85,379 9,394,251
Johnson & Johnson 1,565,884 250,322,216
*Journey Medical Corp. 3,254 18,711
#*KalVista Pharmaceuticals, Inc. 60,797 624,385
*Keros Therapeutics, Inc. 44,240 2,567,690
*Kewaunee Scientific Corp. 3,740 118,633
*Kiniksa Pharmaceuticals
International PLC 79,849 1,803,789
*Kodiak Sciences, Inc. 16,816 63,901
*KORU Medical Systems, Inc. 3,122 9,116
*Krystal Biotech, Inc. 38,456 6,634,814
*Kura Oncology, Inc. 154,121 2,576,903

77
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Kymera Therapeutics, Inc. 99,668 $ 4,601,672
Labcorp Holdings, Inc. 87,131 19,889,393
*Lantern Pharma, Inc. 4,976 15,550
*Lantheus Holdings, Inc. 131,405 14,433,525
*Leap Therapeutics, Inc. 19,048 71,240
#LeMaitre Vascular, Inc. 36,682 3,242,322
*LENSAR, Inc. 11,199 63,610
#*LENZ Therapeutics, Inc. 4,922 132,697
#*Lexicon Pharmaceuticals, Inc. 73,524 143,372
#*LifeStance Health Group, Inc. 158,751 1,065,219
*Ligand Pharmaceuticals, Inc. 43,602 4,608,731
*Lipocine, Inc. 1,073 5,944
*Lisata Therapeutics, Inc. 1,946 5,507
*LivaNova PLC 101,804 5,255,122
*MacroGenics, Inc. 121,789 445,748
*MannKind Corp. 335,214 2,369,963
*Maravai LifeSciences Holdings,
Inc., Class A 160,763 1,191,254
#*Masimo Corp. 79,271 11,415,817
#*MaxCyte, Inc. 248,185 888,502
McKesson Corp. 25,059 12,544,285
*MediciNova, Inc. 14,463 24,298
*Medpace Holdings, Inc. 40,187 12,627,559
Medtronic PLC 422,892 37,743,111
#*MeiraGTx Holdings PLC 9,514 52,708
Merck & Co., Inc. 1,281,289 131,101,490
*Merit Medical Systems, Inc. 82,117 8,101,663
Mesa Laboratories, Inc. 11,276 1,285,915
*Mettler-Toledo International, Inc. 11,559 14,931,338
*MiMedx Group, Inc. 128,015 876,903
*Moderna, Inc. 54,512 2,963,272
*ModivCare, Inc. 11,032 178,387
*Molina Healthcare, Inc. 74,717 24,000,595
*Monte Rosa Therapeutics, Inc. 6,250 53,125
*Myriad Genetics, Inc. 279,154 6,130,222
*Natera, Inc. 38,467 4,652,968
National HealthCare Corp. 36,565 4,242,637
National Research Corp. 14,604 264,771
*Nautilus Biotechnology, Inc. 77,194 200,704
#*Neogen Corp. 332,328 4,745,644
#*NeoGenomics, Inc. 311,906 4,238,803
*Neurocrine Biosciences, Inc. 93,551 11,251,379
*Nevro Corp. 18,761 103,373
*Nkarta, Inc. 18,313 56,404
#*Nurix Therapeutics, Inc. 97,179 2,388,660
*Nuvalent, Inc., Class A 31,654 2,801,062
*Nuvation Bio, Inc. 483,620 1,068,800
*Olema Pharmaceuticals, Inc. 121,759 1,403,881
#*OmniAb Operations, Inc. -
Earnout Shares 120,498 492,837
*Omnicell, Inc. 93,005 4,523,763
*Oncocyte Corp. 3,003 9,099
#*OPKO Health, Inc. 545,684 823,983
*OptimizeRx Corp. 17,637 92,065
*Option Care Health, Inc. 289,373 6,667,154
*Oramed Pharmaceuticals, Inc. 26,312 62,623
*OraSure Technologies, Inc. 117,512 477,686
*Organogenesis Holdings, Inc. 20,547 56,915
Shares Value†
HEALTH CARE — (Continued)
Organon & Co. 269,872 $ 5,068,196
*ORIC Pharmaceuticals, Inc. 166,997 1,566,432
*Orthofix Medical, Inc. 58,462 946,500
*OrthoPediatrics Corp. 51,165 1,357,407
*Ovid therapeutics, Inc. 23,609 26,678
*Owens & Minor, Inc. 149,019 1,894,031
#*Pacific Biosciences of
California, Inc. 15,865 34,427
Patterson Cos., Inc. 171,775 3,608,993
*<PDL BioPharma, Inc. 147,592 177,110
#*PDS Biotechnology Corp. 4,326 13,800
*Pediatrix Medical Group, Inc. 183,581 2,261,718
*Pennant Group, Inc. (The) 43,247 1,382,607
#*Penumbra, Inc. 24,098 5,515,309
*PepGen, Inc. 1,466 9,705
*Performant Financial Corp. 24,225 94,235
Perrigo Co. PLC 205,152 5,258,046
*Personalis, Inc. 29,580 149,379
Pfizer, Inc. 1,666,403 47,159,205
*PharmaCyte Biotech, Inc. 11,506 20,826
Phibro Animal Health Corp.,
Class A 41,549 960,613
*Phreesia, Inc. 43,850 802,016
#*Pliant Therapeutics, Inc. 26,261 369,492
*Poseida Therapeutics, Inc. 10,439 24,740
*Precision BioSciences, Inc. 1,556 13,319
Premier, Inc., Class A 235,452 4,744,358
*Prestige Consumer Healthcare,
Inc. 101,163 7,460,771
#*Privia Health Group, Inc. 38,819 712,717
*Pro-Dex, Inc. 2,725 84,529
*Prothena Corp. PLC 40,595 690,115
*Puma Biotechnology, Inc. 12,376 35,272
*Quanterix Corp. 28,212 372,822
Quest Diagnostics, Inc. 144,681 22,400,959
*R1 RCM, Inc. 297,323 4,239,826
*RadNet, Inc. 106,298 6,913,622
*RAPT Therapeutics, Inc. 22,643 48,003
#*Recursion Pharmaceuticals,
Inc., Class A 305,955 1,933,636
*Regeneron Pharmaceuticals, Inc. 32,823 27,512,239
*REGENXBIO, Inc. 7,549 64,846
*Relay Therapeutics, Inc. 268,844 1,514,936
#*Relmada Therapeutics, Inc. 14,428 50,209
#*Repligen Corp. 67,235 9,027,643
*Replimune Group, Inc. 184,016 2,164,028
#ResMed, Inc. 75,008 18,187,190
*REVOLUTION Medicines, Inc. 128,645 6,882,507
Revvity, Inc. 126,796 15,036,738
*Rezolute, Inc. 12,303 67,420
#*Rocket Pharmaceuticals, Inc. 102,798 1,711,587
*Rockwell Medical, Inc. 12,929 47,191
*RxSight, Inc. 27,860 1,411,388
#*Sana Biotechnology, Inc. 370,352 1,296,232
*Sanara Medtech, Inc. 102 3,366
*Sarepta Therapeutics, Inc. 30,451 3,836,826
#*Schrodinger, Inc. 20,496 360,627
*scPharmaceuticals, Inc. 3,327 13,807

78
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Select Medical Holdings Corp. 220,712 $ 7,080,441
#*Semler Scientific, Inc. 10,399 305,523
*Sensus Healthcare, Inc. 19,610 125,504
#*Sera Prognostics, Inc., Class A 3,276 25,192
*Shattuck Labs, Inc. 13,668 17,222
*SI-BONE, Inc. 7,795 107,571
#SIGA Technologies, Inc. 173,654 1,253,782
*Sight Sciences, Inc. 6,772 33,860
Simulations Plus, Inc. 40,689 1,107,555
*Singular Genomics Systems, Inc. 700 9,324
*Solventum Corp. 58,141 4,219,874
*Sotera Health Co. 317,961 4,982,449
#*SpringWorks Therapeutics, Inc. 88,198 2,657,406
*STAAR Surgical Co. 65,866 1,909,455
#*Standard BioTools, Inc. 241,584 473,505
STERIS PLC 59,008 13,090,925
*Stoke Therapeutics, Inc. 104,275 1,288,839
Stryker Corp. 78,273 27,887,104
#*Summit Therapeutics, Inc. 1,782 33,127
*Supernus Pharmaceuticals, Inc. 129,723 4,419,663
#*Surgery Partners, Inc. 220,641 6,354,461
*Surmodics, Inc. 10,887 408,480
*Sutro Biopharma, Inc. 61,063 198,455
*Syndax Pharmaceuticals, Inc. 32,953 621,494
*Tactile Systems Technology, Inc. 56,168 814,998
*Talkspace, Inc. 26,168 81,906
#*Tango Therapeutics, Inc. 55,761 303,061
#*Tarsus Pharmaceuticals, Inc. 50,135 2,230,506
*Tectonic Therapeutic, Inc. 2,728 111,930
Teleflex, Inc. 55,865 11,232,217
#*Tempest Therapeutics, Inc. 6,561 6,004
*Tenet Healthcare Corp. 163,540 25,351,971
*Terns Pharmaceuticals, Inc. 165,792 1,137,333
#*Theravance Biopharma, Inc. 86,562 713,271
Thermo Fisher Scientific, Inc. 158,166 86,409,249
*Third Harmonic Bio, Inc. 3,408 46,996
*Trevi Therapeutics, Inc. 7,374 21,716
*TScan Therapeutics, Inc. 10,482 47,588
#*Twist Bioscience Corp. 113,358 4,575,129
*UFP Technologies, Inc. 11,299 3,016,833
*Ultragenyx Pharmaceutical, Inc. 7,554 385,178
*United Therapeutics Corp. 61,273 22,914,264
UnitedHealth Group, Inc. 497,153 280,642,868
Universal Health Services, Inc.,
Class B 80,004 16,345,617
US Physical Therapy, Inc. 33,865 2,715,296
Utah Medical Products, Inc. 4,158 263,534
*Vanda Pharmaceuticals, Inc. 108,717 505,534
*Varex Imaging Corp. 91,799 1,205,321
#*Vaxcyte, Inc. 49,404 5,254,115
*Veeva Systems, Inc., Class A 72,319 15,102,377
*Veracyte, Inc. 184,046 6,209,712
*Verastem, Inc. 5,441 20,458
*Vericel Corp. 39,866 1,755,699
*Vertex Pharmaceuticals, Inc. 54,936 26,148,437
Viatris, Inc. 1,179,981 13,687,780
#*Viking Therapeutics, Inc. 378 27,420
*Vir Biotechnology, Inc. 224,684 1,682,883
Shares Value†
HEALTH CARE — (Continued)
*Vivos Therapeutics, Inc. 4,871 $ 12,275
*Vor BioPharma, Inc. 4,653 3,908
*Voyager Therapeutics, Inc. 5,968 40,761
*Waters Corp. 49,920 16,129,651
*Werewolf Therapeutics, Inc. 34,010 86,896
West Pharmaceutical Services,
Inc. 34,900 10,746,757
*Xencor, Inc. 171,904 3,611,703
*XOMA Royalty Corp. 2,975 89,845
#*Y-mAbs Therapeutics, Inc. 62,062 900,520
Zimmer Biomet Holdings, Inc. 118,599 12,680,605
#*Zimvie, Inc. 65,300 898,854
Zoetis, Inc. 229,118 40,961,716
*Zymeworks, Inc. 170,131 2,330,795
*Zynex, Inc. 1 9
TOTAL HEALTH CARE 3,447,453,714
INDUSTRIALS — (13.3%)
3M Co. 218,962 28,130,048
A.O. Smith Corp. 190,512 14,307,451
AAON, Inc. 117,979 13,475,561
*AAR Corp. 65,524 3,846,259
ABM Industries, Inc. 125,215 6,643,908
ACCO Brands Corp. 224,823 1,101,633
Acme United Corp. 1,355 53,793
Acuity Brands, Inc. 46,451 13,967,351
*ACV Auctions, Inc., Class A 183,755 3,177,124
Advanced Drainage Systems, Inc. 115,600 17,326,128
AECOM 190,708 20,367,614
*AeroVironment, Inc. 33,523 7,206,104
AGCO Corp. 67,736 6,762,762
Air Lease Corp. 202,709 8,990,144
*Air T, Inc. 300 4,839
*Air Transport Services Group,
Inc. 46,221 796,850
Alamo Group, Inc. 18,521 3,140,050
*Alaska Air Group, Inc. 222,274 10,649,147
Albany International Corp. 51,003 3,464,124
*Alight, Inc., Class A 928,747 6,436,217
Allegiant Travel Co. 30,442 1,979,034
Allegion PLC 141,890 19,812,101
Allient, Inc. 16,723 289,141
Allison Transmission Holdings,
Inc. 171,649 18,342,412
*Alpha Pro Tech, Ltd. 8,812 49,259
*Amentum Holdings, Inc. 124,102 3,690,793
#*Ameresco, Inc., Class A 69,182 2,128,730
#*American Airlines Group, Inc. 347,738 4,659,689
#*American Superconductor
Corp. 64,643 1,585,046
*American Woodmark Corp. 37,560 3,407,068
AMETEK, Inc. 161,926 29,687,513
*API Group Corp. 324,096 11,064,637
Apogee Enterprises, Inc. 47,526 3,556,846
Applied Industrial Technologies,
Inc. 64,885 15,026,717
ARC Document Solutions, Inc. 18,717 62,889
ArcBest Corp. 43,254 4,506,202
#*Archer Aviation, Inc., Class A 66,393 209,138

79
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Arcosa, Inc. 97,522 $ 9,131,960
Argan, Inc. 27,163 3,586,603
Aris Water Solutions, Inc., Class
A 64,992 1,072,368
Armstrong World Industries, Inc. 81,236 11,336,484
*Art's-Way Manufacturing Co.,
Inc. 4,761 7,760
Astec Industries, Inc. 33,689 1,070,636
*Astronics Corp. 55,815 970,623
*Astronics Corp., Class B 13,053 230,647
*Asure Software, Inc. 21,249 210,790
Atkore, Inc. 55,470 4,757,107
Atmus Filtration Technologies,
Inc. 95,551 3,720,756
Automatic Data Processing, Inc. 235,504 68,117,177
#Avis Budget Group, Inc. 27,773 2,305,159
*Axon Enterprise, Inc. 19,401 8,216,323
*AZEK Co., Inc. (The) 228,847 10,069,268
AZZ, Inc. 50,718 3,863,697
Barnes Group, Inc. 115,052 5,379,832
Barrett Business Services, Inc. 45,906 1,661,338
*Beacon Roofing Supply, Inc. 116,393 10,716,304
BGSF, Inc. 17,156 127,469
#*Blade Air Mobility, Inc. 134,065 481,964
*Blue Bird Corp. 61,504 2,589,933
*BlueLinx Holdings, Inc. 19,863 2,174,204
*Boeing Co. (The) 64,293 9,599,588
Boise Cascade Co. 74,792 9,949,580
Booz Allen Hamilton Holding
Corp. 117,608 21,364,669
#*Bowman Consulting Group, Ltd. 8,833 179,310
Brady Corp., Class A 70,355 5,005,055
*BrightView Holdings, Inc. 217,184 3,557,474
Brink's Co. (The) 73,301 7,534,610
Broadridge Financial Solutions,
Inc. 75,816 15,986,562
*Builders FirstSource, Inc. 197,576 33,864,526
BWX Technologies, Inc. 121,463 14,788,120
*Byrna Technologies, Inc. 3,463 49,902
*CACI International, Inc., Class A 26,544 14,667,153
*Cadeler A/S, ADR 52,382 1,408,552
Cadre Holdings, Inc. 74,745 2,598,884
Carlisle Cos., Inc. 52,056 21,979,605
Carrier Global Corp. 438,951 31,920,517
*Casella Waste Systems, Inc. 98,141 9,606,041
Caterpillar, Inc. 314,524 118,323,929
*CBIZ, Inc. 93,574 6,450,056
*CECO Environmental Corp. 67,497 1,606,429
CH Robinson Worldwide, Inc. 150,268 15,483,615
#*Chart Industries, Inc. 51,491 6,215,994
*Cimpress PLC 29,715 2,050,632
Cintas Corp. 145,621 29,970,258
Civeo Corp. 20,197 518,053
#*Clarivate PLC 1,147,628 7,574,345
*Clean Harbors, Inc. 88,738 20,521,550
CNH Industrial NV 906,114 10,175,660
Columbus McKinnon Corp. 69,828 2,221,229
Comfort Systems USA, Inc. 51,952 20,315,310
*Commercial Vehicle Group, Inc. 34,825 101,341
Shares Value†
INDUSTRIALS — (Continued)
CompX International, Inc. 893 $ 25,174
#Concentrix Corp. 52,065 2,213,283
*Concrete Pumping Holdings, Inc. 35,026 194,394
*Conduent, Inc. 466,160 1,678,176
*Construction Partners, Inc.,
Class A 77,368 6,091,183
Copa Holdings SA, Class A 56,070 5,455,611
*Copart, Inc. 395,400 20,351,238
*Core & Main, Inc., Class A 291,277 12,897,746
Costamare, Inc. 273,393 3,720,879
Covenant Logistics Group, Inc. 25,216 1,275,930
CRA International, Inc. 13,358 2,433,026
Crane Co. 69,738 10,968,393
CSG Systems International, Inc. 63,891 2,977,960
CSW Industrials, Inc. 19,380 6,843,078
CSX Corp. 1,271,631 42,777,667
Cummins, Inc. 113,913 37,475,099
Curtiss-Wright Corp. 51,379 17,723,700
#*Custom Truck One Source, Inc. 4,661 19,063
#*Dayforce, Inc. 90,226 6,401,535
Deere & Co. 179,723 72,732,101
Delta Air Lines, Inc. 904,893 51,777,977
Deluxe Corp. 99,304 1,862,943
*Distribution Solutions Group, Inc. 30,940 1,191,190
*DLH Holdings Corp. 8,878 71,912
*DNOW, Inc. 270,899 3,204,735
Donaldson Co., Inc. 166,765 12,200,527
Douglas Dynamics, Inc. 51,691 1,170,801
Dover Corp. 90,766 17,184,727
#*Driven Brands Holdings, Inc. 134,307 1,994,459
*Ducommun, Inc. 35,681 2,097,686
#Dun & Bradstreet Holdings, Inc. 760,844 9,046,435
*DXP Enterprises, Inc. 37,280 1,829,702
*Dycom Industries, Inc. 52,074 9,078,060
Eastern Co. (The) 12,403 386,229
Eaton Corp. PLC 111,892 37,101,149
EMCOR Group, Inc. 54,404 24,267,992
Emerson Electric Co. 158,896 17,203,670
*Energy Recovery, Inc. 31,595 564,287
Enerpac Tool Group Corp. 109,232 4,819,316
EnerSys 83,492 8,087,035
Ennis, Inc. 60,562 1,233,042
Enpro, Inc. 36,832 5,363,108
*Enviri Corp. 184,022 1,409,609
Equifax, Inc. 84,380 22,362,388
ESAB Corp. 92,232 11,348,225
ESCO Technologies, Inc. 44,714 5,613,396
Espey Mfg. & Electronics Corp. 2,686 84,072
EVI Industries, Inc. 1,933 38,428
*ExlService Holdings, Inc. 246,220 10,259,987
Expeditors International of
Washington, Inc. 200,730 23,886,870
Exponent, Inc. 73,119 6,900,971
Fastenal Co. 404,258 31,604,890
Federal Signal Corp. 94,361 7,697,027
FedEx Corp. 133,311 36,507,217
Ferguson Enterprises, Inc. 236,968 46,621,084
#*First Advantage Corp. 176,822 3,204,015

80
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Flowserve Corp. 205,202 $ 10,801,833
#*Fluence Energy, Inc. 42,022 913,978
*Fluor Corp. 210,234 10,991,034
*Forrester Research, Inc. 6,991 102,558
Fortive Corp. 226,180 16,156,037
Fortune Brands Innovations, Inc. 187,937 15,660,790
#Forward Air Corp. 2,926 103,376
*Franklin Covey Co. 22,212 884,260
Franklin Electric Co., Inc. 64,042 6,129,460
*FreightCar America, Inc. 5,726 82,225
FTAI Infrastructure, Inc. 243,506 1,965,093
*FTI Consulting, Inc. 45,705 8,916,131
*Gates Industrial Corp. PLC 482,480 9,335,988
GATX Corp. 64,007 8,817,604
*GE Vernova, Inc. 40,969 12,358,709
Genco Shipping & Trading, Ltd. 108,512 1,707,979
*Gencor Industries, Inc. 27,346 544,732
*Generac Holdings, Inc. 69,278 11,468,973
General Dynamics Corp. 86,906 25,342,659
General Electric Co. 203,420 34,943,488
Genpact, Ltd. 295,715 11,287,442
*Gibraltar Industries, Inc. 67,998 4,589,185
Global Industrial Co. 42,055 1,115,719
*GMS, Inc. 76,431 6,870,383
Gorman-Rupp Co. (The) 50,190 1,854,520
Graco, Inc. 210,471 17,142,863
#*GrafTech International, Ltd. 384,659 653,920
*Graham Corp. 13,505 378,410
#Granite Construction, Inc. 76,258 6,409,485
*Great Lakes Dredge & Dock
Corp. 159,025 1,817,656
Greenbrier Cos., Inc. (The) 75,559 4,478,382
Griffon Corp. 78,905 4,961,546
*GXO Logistics, Inc. 202,309 12,100,101
H&E Equipment Services, Inc. 79,236 4,140,081
*Hayward Holdings, Inc. 400,741 6,516,049
*Healthcare Services Group, Inc. 170,858 1,874,312
Heartland Express, Inc. 117,050 1,264,725
#HEICO Corp. 22,411 5,489,574
HEICO Corp., Class A 39,673 7,617,613
Heidrick & Struggles International,
Inc. 47,426 1,852,460
Helios Technologies, Inc. 75,108 3,464,732
Herc Holdings, Inc. 50,099 10,477,705
Hexcel Corp. 128,291 7,529,399
Hillenbrand, Inc. 88,393 2,435,227
*Hillman Solutions Corp. 422,898 4,482,719
HireQuest, Inc. 400 5,324
HNI Corp. 69,643 3,432,007
Honeywell International, Inc. 391,156 80,452,966
Howmet Aerospace, Inc. 345,908 34,493,946
Hub Group, Inc., Class A 121,842 5,286,724
Hubbell, Inc. 39,577 16,900,566
*Hudson Technologies, Inc. 103,148 791,145
Huntington Ingalls Industries, Inc. 54,469 10,074,586
Hurco Cos., Inc. 10,833 227,601
*Huron Consulting Group, Inc. 34,916 4,040,829
Hyster-Yale, Inc. 32,957 2,091,781
Shares Value†
INDUSTRIALS — (Continued)
*IBEX Holdings, Ltd. 1,726 $ 30,999
ICF International, Inc. 26,964 4,545,861
*Ideal Power, Inc. 1,450 10,440
IDEX Corp. 95,285 20,451,972
*IES Holdings, Inc. 38,780 8,479,829
Illinois Tool Works, Inc. 153,069 39,970,908
Ingersoll Rand, Inc. 239,899 23,030,304
#*Innodata, Inc. 14,690 295,416
*Innovative Solutions and
Support, Inc. 23,030 168,119
Insperity, Inc. 49,660 3,911,718
Insteel Industries, Inc. 45,560 1,228,753
Interface, Inc. 143,567 2,508,115
ITT, Inc. 104,734 14,675,328
Jacobs Solutions, Inc. 124,102 17,446,259
*Janus International Group, Inc. 341,056 2,510,172
JB Hunt Transport Services, Inc. 157,757 28,494,069
*JELD-WEN Holding, Inc. 181,584 2,571,229
#*JetBlue Airways Corp. 899,469 5,126,973
John Bean Technologies Corp. 57,831 6,443,530
Johnson Controls International
PLC 534,234 40,361,379
#Kadant, Inc. 18,719 6,234,550
Karat Packaging, Inc. 1,252 33,428
KBR, Inc. 214,509 14,374,248
Kelly Services, Inc., Class A 60,361 1,206,616
Kennametal, Inc. 188,041 4,761,198
Kforce, Inc. 40,178 2,321,887
*Kirby Corp. 109,529 12,569,548
Knight-Swift Transportation
Holdings, Inc. 192,421 10,021,286
Korn Ferry 100,088 7,071,217
*Kratos Defense & Security
Solutions, Inc. 266,240 6,048,973
*L.B. Foster Co., Class A 26,436 498,319
L3Harris Technologies, Inc. 131,850 32,628,919
Landstar System, Inc. 59,109 10,389,589
Leidos Holdings, Inc. 100,633 18,431,940
Lennox International, Inc. 27,564 16,609,239
*Leonardo DRS, Inc. 244,536 7,353,198
*Limbach Holdings, Inc. 17,846 1,355,761
Lincoln Electric Holdings, Inc. 80,825 15,563,662
Lindsay Corp. 24,341 2,913,618
*Liquidity Services, Inc. 45,662 985,386
Lockheed Martin Corp. 125,777 68,680,531
LSI Industries, Inc. 67,633 1,106,476
Luxfer Holdings PLC 954 13,699
*Lyft, Inc., Class A 152,230 1,974,423
*Manitex International, Inc. 43,889 249,728
*Manitowoc Co., Inc. (The) 61,962 578,725
ManpowerGroup, Inc. 77,498 4,870,749
Marten Transport, Ltd. 194,014 3,003,337
Masco Corp. 155,709 12,442,706
*MasTec, Inc. 111,624 13,717,473
*Mastech Digital, Inc. 5,477 53,346
*Masterbrand, Inc. 245,001 4,400,218
*Matrix Service Co. 57,539 646,163
Matson, Inc. 74,767 11,580,661

81
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Matthews International Corp.,
Class A 32,846 $ 764,983
Maximus, Inc. 88,253 7,628,589
*Mayville Engineering Co., Inc. 27,271 558,237
McGrath RentCorp 38,550 4,383,135
#MDU Resources Group, Inc. 360,059 10,387,702
*Mercury Systems, Inc. 140,299 4,538,673
*Middleby Corp. (The) 98,349 12,755,865
Miller Industries, Inc. 27,873 1,829,584
MillerKnoll, Inc. 167,306 3,740,962
*Mistras Group, Inc. 62,893 531,446
*Montrose Environmental Group,
Inc. 56,162 1,480,992
Moog, Inc., Class A 43,347 8,175,244
*MRC Global, Inc. 197,753 2,424,452
MSA Safety, Inc. 65,558 10,879,350
MSC Industrial Direct Co., Inc. 98,953 7,824,214
Mueller Industries, Inc. 195,839 16,052,923
Mueller Water Products, Inc.,
Class A 255,664 5,519,786
*MYR Group, Inc. 33,892 4,439,852
National Presto Industries, Inc. 17,175 1,235,398
*Nephros, Inc. 276 400
*NEXTracker, Inc., Class A 184,001 7,326,920
#*Nikola Corp. 12,510 49,164
NL Industries, Inc. 59,283 444,030
#*NN, Inc. 12,949 40,789
Nordson Corp. 70,230 17,409,315
Norfolk Southern Corp. 123,440 30,913,079
Northrop Grumman Corp. 52,633 26,791,250
*Northwest Pipe Co. 24,078 1,080,861
*NV5 Global, Inc. 149,104 3,407,026
nVent Electric PLC 209,786 15,643,742
Old Dominion Freight Line, Inc. 205,984 41,468,699
Omega Flex, Inc. 5,589 285,710
*OPENLANE, Inc. 400,939 6,334,836
*Optex Systems Holdings, Inc. 1,350 11,178
*Orion Group Holdings, Inc. 74,522 455,329
Oshkosh Corp. 117,668 12,030,376
Otis Worldwide Corp. 179,476 17,624,543
Owens Corning 149,037 26,348,251
PACCAR, Inc. 398,238 41,528,259
*Palladyne Ai Corp. 4,936 10,119
*PAM Transportation Services,
Inc. 45,107 698,256
Pangaea Logistics Solutions, Ltd. 94,056 603,840
Park Aerospace Corp. 42,366 573,212
Parker-Hannifin Corp. 49,657 31,486,014
Park-Ohio Holdings Corp. 24,382 694,156
#*Parsons Corp. 121,507 13,142,197
Paychex, Inc. 258,826 36,062,227
Paycom Software, Inc. 36,885 7,710,072
*Paylocity Holding Corp. 34,463 6,360,836
Pentair PLC 210,563 20,871,005
*Perma-Fix Environmental
Services, Inc. 1,447 19,419
*Perma-Pipe International
Holdings, Inc. 11,112 144,345
*Pioneer Power Solutions, Inc. 2,578 15,855
Shares Value†
INDUSTRIALS — (Continued)
Pitney Bowes, Inc. 1,335 $ 9,625
#*Planet Labs PBC 437,612 967,123
#Powell Industries, Inc. 28,146 7,176,667
Preformed Line Products Co. 9,537 1,173,051
Primoris Services Corp. 118,491 7,419,906
*Proto Labs, Inc. 60,846 1,667,180
Quad/Graphics, Inc. 71,195 452,088
Quanex Building Products Corp. 77,015 2,238,056
Quanta Services, Inc. 95,105 28,686,521
*Quest Resource Holding Corp. 9,463 73,811
*Radiant Logistics, Inc. 103,236 686,519
#*RBC Bearings, Inc. 26,052 7,303,678
*RCM Technologies, Inc. 14,148 316,208
Regal Rexnord Corp. 102,307 17,038,208
Republic Services, Inc. 148,566 29,416,068
*Resideo Technologies, Inc. 250,549 4,928,299
Resources Connection, Inc. 61,787 497,385
REV Group, Inc. 107,218 2,841,277
Robert Half, Inc. 179,074 12,196,730
#*Rocket Lab USA, Inc. 411,722 4,405,425
Rockwell Automation, Inc. 106,515 28,408,616
Rollins, Inc. 284,716 13,421,512
RTX Corp. 562,025 67,999,405
#Rush Enterprises, Inc., Class A 135,608 7,672,701
Rush Enterprises, Inc., Class B 2,943 142,912
*RXO, Inc. 160,664 4,529,118
Ryder System, Inc. 78,882 11,538,859
*Saia, Inc. 34,205 16,712,905
#Schneider National, Inc., Class B 128,154 3,624,195
Science Applications International
Corp. 95,748 13,815,479
Sensata Technologies Holding
PLC 255,446 8,772,016
*Servotronics, Inc. 231 2,885
Shyft Group, Inc. (The) 67,056 866,364
*SIFCO Industries, Inc. 436 1,583
Simpson Manufacturing Co., Inc. 66,288 11,917,920
#*SiteOne Landscape Supply,
Inc. 68,194 9,529,430
*SkyWest, Inc. 83,194 7,920,069
Snap-on, Inc. 66,074 21,813,010
#Southwest Airlines Co. 648,791 19,840,029
*Spirit AeroSystems Holdings,
Inc., Class A 10,918 353,416
*SPX Technologies, Inc. 73,118 10,491,702
SS&C Technologies Holdings,
Inc. 317,944 22,233,824
Standex International Corp. 19,189 3,528,473
Stanley Black & Decker, Inc. 160,583 14,924,584
Steelcase, Inc., Class A 220,302 2,650,233
*Stericycle, Inc. 157,155 9,660,318
#*Sterling Check Corp. 134,870 2,345,389
*Sterling Infrastructure, Inc. 55,673 8,598,695
*Sun Country Airlines Holdings,
Inc. 103,678 1,456,676
#*Sunrun, Inc. 417,296 6,029,927
*TaskUS, Inc., Class A 46,620 589,277
*Taylor Devices, Inc. 1,275 59,951
*Team, Inc. 405 8,023

82
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
#Tecnoglass, Inc. 86,149 $ 5,903,791
Tennant Co. 34,894 3,055,319
Terex Corp. 122,255 6,321,806
Tetra Tech, Inc. 235,084 11,490,906
Textron, Inc. 212,187 17,064,079
*Thermon Group Holdings, Inc. 78,628 2,060,840
Timken Co. (The) 126,195 10,474,185
*Titan International, Inc. 70,602 454,677
*Titan Machinery, Inc. 54,142 743,099
#Toro Co. (The) 117,896 9,488,270
Trane Technologies PLC 90,725 33,582,766
*Transcat, Inc. 15,474 1,478,850
TransDigm Group, Inc. 9,805 12,769,051
TransUnion 151,033 15,299,643
*Trex Co., Inc. 179,786 12,737,838
TriNet Group, Inc. 79,351 6,736,106
Trinity Industries, Inc. 179,912 6,167,383
*Triumph Group, Inc. 101,676 1,407,196
*TrueBlue, Inc. 100,238 750,783
#TTEC Holdings, Inc. 49,538 257,598
*Tutor Perini Corp. 116,948 3,031,292
Twin Disc, Inc. 15,629 181,453
*Uber Technologies, Inc. 163,097 11,751,139
UFP Industries, Inc. 106,346 13,010,370
#*U-Haul Holding Co. 18,027 1,321,920
U-Haul Holding Co. 232,962 15,901,986
*Ultralife Corp. 29,078 244,546
UniFirst Corp. 26,905 4,837,788
Union Pacific Corp. 376,348 87,339,080
*United Airlines Holdings, Inc. 527,057 41,247,481
United Parcel Service, Inc., Class
B 305,130 40,905,728
United Rentals, Inc. 93,835 76,269,088
Universal Logistics Holdings, Inc. 30,234 1,271,037
*Upwork, Inc. 260,643 3,534,319
*V2X, Inc. 68,291 4,206,726
Valmont Industries, Inc. 29,967 9,340,115
Veralto Corp. 57,914 5,918,232
Verisk Analytics, Inc. 116,475 31,998,012
*Verra Mobility Corp. 299,753 7,784,585
Vertiv Holdings Co., Class A 346,823 37,904,286
Vestis Corp. 156,079 2,110,188
*Viad Corp. 27,694 1,036,863
*Vicor Corp. 47,021 2,149,330
Virco Mfg. Corp. 30,638 429,851
*VirTra, Inc. 12,410 75,701
VSE Corp. 42,908 4,403,219
Wabash National Corp. 108,790 1,897,298
Waste Management, Inc. 221,137 47,732,421
#Watsco, Inc. 26,406 12,490,302
Watsco, Inc., Class B 1,750 824,075
Watts Water Technologies, Inc.,
Class A 43,065 8,207,758
Werner Enterprises, Inc. 120,353 4,439,822
WESCO International, Inc. 80,922 15,534,596
Westinghouse Air Brake
Technologies Corp. 108,878 20,466,886
*Wilhelmina International, Inc. 2,644 8,857
Shares Value†
INDUSTRIALS — (Continued)
*Willdan Group, Inc. 30,298 $ 1,433,398
Willis Lease Finance Corp. 5,481 993,870
#*WillScot Holdings Corp. 353,097 11,701,635
Woodward, Inc. 71,213 11,685,341
WW Grainger, Inc. 37,726 41,846,811
#*Xometry, Inc., Class A 85,981 1,692,106
*XPO, Inc. 184,904 24,135,519
Xylem, Inc. 140,834 17,150,765
#Zurn Elkay Water Solutions
Corp. 261,633 9,444,951
TOTAL INDUSTRIALS 4,275,427,400
INFORMATION TECHNOLOGY — (23.8%)
*8x8, Inc. 65,010 144,972
A10 Networks, Inc. 140,511 2,058,486
Accenture PLC, Class A 266,796 91,996,597
*ACI Worldwide, Inc. 178,853 8,799,568
Adeia, Inc. 218,623 2,717,484
*Adobe, Inc. 203,990 97,523,539
#*ADTRAN Holdings, Inc. 200,786 1,219,775
Advanced Energy Industries, Inc. 60,233 6,537,087
*Advanced Micro Devices, Inc. 385,460 55,533,222
*Aeva Technologies, Inc. 23,615 86,903
*Agilysys, Inc. 12,127 1,213,185
*Airgain, Inc. 5,413 50,179
*Akamai Technologies, Inc. 162,946 16,470,582
*Alarm.com Holdings, Inc. 74,315 3,963,219
#*Alithya Group, Inc., Class A 12,595 16,185
*Alkami Technology, Inc. 51,658 1,891,199
#*Allegro MicroSystems, Inc. 101,139 2,107,737
*Alpha & Omega Semiconductor,
Ltd. 70,177 2,318,648
#*Altair Engineering, Inc., Class A 33,120 3,444,149
*Ambarella, Inc. 48,517 2,726,170
Amdocs, Ltd. 146,482 12,853,063
Amkor Technology, Inc. 460,213 11,712,421
Amphenol Corp., Class A 349,755 23,440,580
*Amplitude, Inc., Class A 84,589 760,455
*Amtech Systems, Inc. 21,725 120,791
Analog Devices, Inc. 144,454 32,229,132
*ANSYS, Inc. 38,918 12,469,716
*Appfolio, Inc., Class A 21,689 4,508,492
Apple, Inc. 7,036,232 1,589,555,171
Applied Materials, Inc. 253,611 46,050,685
#*Applied Optoelectronics, Inc. 105,470 1,647,441
*AppLovin Corp., Class A 215,340 36,476,443
*Arista Networks, Inc. 39,844 15,397,315
*Arrow Electronics, Inc. 95,693 11,355,888
*ASGN, Inc. 87,036 8,016,016
*Aspen Technology, Inc. 66,508 15,611,423
*AstroNova, Inc. 8,102 102,571
#*Astrotech Corp. 6 44
*Atlassian Corp., Class A 7,536 1,420,837
#*Aurora Innovation, Inc. 1,497,702 7,780,562
*Autodesk, Inc. 79,804 22,648,375
*AvePoint, Inc. 121,275 1,472,279
*Aviat Networks, Inc. 13,799 282,190
Avnet, Inc. 158,230 8,577,648
*Aware, Inc. 7,226 11,778

83
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Axcelis Technologies, Inc. 47,120 $ 4,019,807
*AXT, Inc. 22,059 56,802
*Backblaze, Inc., Class A 5,511 39,789
Badger Meter, Inc. 32,001 6,401,800
Bel Fuse, Inc., Class A 1,600 162,160
Bel Fuse, Inc., Class B 24,690 1,862,120
Belden, Inc. 73,341 8,351,340
Benchmark Electronics, Inc. 87,305 3,780,306
Bentley Systems, Inc., Class B 132,872 6,412,403
*BILL Holdings, Inc. 21,828 1,273,882
*BK Technologies Corp. 2,350 65,776
*Blackbaud, Inc. 65,210 4,924,007
*BlackLine, Inc. 40,789 2,258,487
*Box, Inc., Class A 157,357 4,997,658
*Brightcove, Inc. 78,351 169,238
Broadcom, Inc. 659,333 111,934,963
#*C3.ai, Inc., Class A 22,686 558,756
*Cadence Design Systems, Inc. 37,514 10,358,366
*Calix, Inc. 79,272 2,804,643
*CCC Intelligent Solutions
Holdings, Inc. 791,524 8,239,765
CDW Corp. 121,936 22,952,013
#*Cerence, Inc. 26,162 79,663
*CEVA, Inc. 55,144 1,286,785
*Ciena Corp. 206,644 13,123,960
#*Cipher Mining, Inc. 259,122 1,277,471
#*Cirrus Logic, Inc. 87,365 9,594,424
Cisco Systems, Inc. 2,324,930 127,336,416
#Clear Secure, Inc., Class A 102,503 3,770,060
*Clearfield, Inc. 33,115 1,189,822
Climb Global Solutions, Inc. 3,435 351,710
*Cloudflare, Inc., Class A 29,147 2,556,483
#*Coda Octopus Group, Inc. 2,126 18,135
Cognex Corp. 211,217 8,497,260
Cognizant Technology Solutions
Corp., Class A 418,848 31,241,872
*Coherent Corp. 227,001 20,983,972
*Cohu, Inc. 99,787 2,486,692
*Commvault Systems, Inc. 29,430 4,596,672
#*Confluent, Inc., Class A 22,718 594,530
*Consensus Cloud Solutions, Inc. 12,097 268,311
Corning, Inc. 675,064 32,126,296
*CPI Card Group, Inc. 213 4,580
#Crane NXT Co. 93,654 5,082,603
*Credo Technology Group
Holding, Ltd. 107,599 4,056,482
*Crexendo, Inc. 16,244 89,667
*Crowdstrike Holdings, Inc., Class
A 15,080 4,476,800
*CS Disco, Inc. 33,854 199,062
CSP, Inc. 12,755 159,055
CTS Corp. 59,924 2,965,639
*CVD Equipment Corp. 2,668 7,791
*Daily Journal Corp. 2,883 1,398,255
*Daktronics, Inc. 108,669 1,415,957
*Data I/O Corp. 1,148 3,111
*Data Storage Corp. 12 41
*Datadog, Inc., Class A 51,303 6,435,448
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Dell Technologies, Inc., Class C 55,707 $ 6,887,056
*Diebold Nixdorf, Inc. 87,338 4,042,003
*Digi International, Inc. 76,964 2,229,647
#*DigitalOcean Holdings, Inc. 103,207 4,084,933
*Diodes, Inc. 80,921 4,732,260
*DocuSign, Inc. 101,170 7,019,175
Dolby Laboratories, Inc., Class A 64,943 4,734,345
*DoubleVerify Holdings, Inc. 122,445 2,087,687
*Dropbox, Inc., Class A 176,314 4,557,717
*DXC Technology Co. 269,089 5,344,108
*Dynatrace, Inc. 209,237 11,256,951
*E2open Parent Holdings, Inc. 655,375 1,920,249
*Eastman Kodak Co. 181,993 859,007
*eGain Corp. 46,629 229,415
*Elastic NV 43,250 3,469,948
*Electro-Sensors, Inc. 533 2,105
*Enfusion, Inc., Class A 10,235 91,194
*Enphase Energy, Inc. 55,682 4,623,833
Entegris, Inc. 142,466 14,917,615
*Envestnet, Inc. 11,664 732,266
*EPAM Systems, Inc. 43,728 8,249,287
*ePlus, Inc. 54,930 4,886,024
*EverCommerce, Inc. 21,411 225,244
*Everspin Technologies, Inc. 35,663 220,397
#*Evolv Technologies Holdings,
Inc. 34,264 73,668
*Extreme Networks, Inc. 121,329 1,811,442
*F5, Inc. 70,466 16,480,588
*Fabrinet 51,205 12,338,869
*Fair Isaac Corp. 13,287 26,482,453
*FARO Technologies, Inc. 42,426 744,152
*Fastly, Inc., Class A 284,835 2,059,357
*First Solar, Inc. 72,191 14,039,706
*Flex, Ltd. 600,283 20,811,812
*FormFactor, Inc. 118,336 4,494,401
*Fortinet, Inc. 226,577 17,822,547
*Franklin Wireless Corp. 656 2,703
Frequency Electronics, Inc. 11,224 141,647
*Freshworks, Inc., Class A 63,323 740,879
*Gartner, Inc. 60,383 30,342,458
Gen Digital, Inc. 883,490 25,718,394
*Gitlab, Inc., Class A 3,624 194,790
#*GLOBALFOUNDRIES, Inc. 20,611 752,302
*Globant SA 48,549 10,189,950
*GoDaddy, Inc., Class A 102,923 17,167,556
*Grid Dynamics Holdings, Inc. 165,980 2,642,402
*GSI Technology, Inc. 8,177 26,003
*Guidewire Software, Inc. 42,211 7,862,221
Hackett Group, Inc. (The) 50,222 1,221,399
*Harmonic, Inc. 231,463 2,566,925
*HashiCorp, Inc., Class A 136,632 4,626,360
Hewlett Packard Enterprise Co. 1,090,790 21,259,497
HP, Inc. 423,298 15,035,545
*HubSpot, Inc. 6,231 3,456,896
*Ichor Holdings, Ltd. 75,801 2,066,335
#Immersion Corp. 7,095 59,811
#*indie Semiconductor, Inc.,
Class A 397,955 1,317,231

84
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Infinera Corp. 320,111 $ 2,151,146
*Informatica, Inc., Class A 190,639 5,204,445
Information Services Group, Inc. 104,320 320,262
#*Insight Enterprises, Inc. 48,903 8,554,113
#*Instructure Holdings, Inc. 42,418 998,520
*Intapp, Inc. 84,883 4,258,580
Intel Corp. 1,005,457 21,637,435
*Intellicheck, Inc. 5,451 13,900
#InterDigital, Inc. 58,771 8,841,509
International Business Machines
Corp. 550,648 113,829,955
#*inTEST Corp. 5,946 42,633
*Intevac, Inc. 46,331 154,282
Intuit, Inc. 48,524 29,614,197
#*IonQ, Inc. 66,385 997,767
*IPG Photonics Corp. 37,419 3,029,442
*Itron, Inc. 75,126 8,396,082
Jabil, Inc. 220,905 27,191,196
*Jamf Holding Corp. 179,200 2,981,888
*JFrog, Ltd. 174,540 5,093,077
Juniper Networks, Inc. 386,246 15,024,969
*Key Tronic Corp. 10,748 64,488
*Keysight Technologies, Inc. 139,035 20,717,605
*Kimball Electronics, Inc. 58,243 1,036,143
KLA Corp. 67,306 44,841,276
*Knowles Corp. 251,307 4,352,637
Kulicke & Soffa Industries, Inc. 105,263 4,722,098
*KVH Industries, Inc. 37,382 173,079
*Kyndryl Holdings, Inc. 413,858 9,473,210
Lam Research Corp. 664,940 49,438,289
*Lantronix, Inc. 58,639 229,278
*Lattice Semiconductor Corp. 64,753 3,280,387
*LGL Group, Inc. (The) 874 5,340
Littelfuse, Inc. 43,978 10,758,338
*LiveRamp Holdings, Inc. 155,296 3,887,059
Logility Supply Chain Solutions,
Inc. 51,657 544,981
#*Lumentum Holdings, Inc. 111,389 7,114,415
#*Luna Innovations, Inc. 63,290 98,100
#*MACOM Technology Solutions
Holdings, Inc. 57,518 6,465,023
*Magnachip Semiconductor Corp. 35,824 157,984
*Manhattan Associates, Inc. 69,179 18,218,981
Marvell Technology, Inc. 247,128 19,797,424
#*Matterport, Inc. 422,298 1,925,679
*MaxLinear, Inc. 179,983 2,334,380
*Meridianlink, Inc. 117,551 2,581,420
Methode Electronics, Inc. 79,906 696,780
Microchip Technology, Inc. 522,099 38,306,404
Micron Technology, Inc. 341,655 34,045,921
Microsoft Corp. 3,499,308 1,421,943,806
*Mirion Technologies, Inc. 365,412 5,408,098
*Mitek Systems, Inc. 48,926 420,274
MKS Instruments, Inc. 76,095 7,558,516
#*MongoDB, Inc. 11,108 3,003,603
Monolithic Power Systems, Inc. 19,018 14,440,367
Motorola Solutions, Inc. 65,050 29,230,218
*M-Tron Industries, Inc., Class M 437 22,016
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*N-able, Inc. 229,686 $ 2,809,060
#Napco Security Technologies,
Inc. 52,401 2,016,390
*nCino, Inc. 181,339 6,763,945
*NCR Voyix Corp. 185,650 2,378,177
#*Neonode, Inc. 4,283 31,180
NetApp, Inc. 181,341 20,910,431
*NETGEAR, Inc. 68,060 1,491,875
*NetScout Systems, Inc. 150,520 3,165,436
*NetSol Technologies, Inc. 1,694 5,031
Network-1 Technologies, Inc. 4,200 5,460
*nLight, Inc. 107,673 1,343,759
*Nortech Systems, Inc. 687 7,832
*Novanta, Inc. 37,801 6,435,242
*Nutanix, Inc., Class A 185,971 11,548,799
NVE Corp. 8,151 614,341
NVIDIA Corp. 12,319,699 1,635,563,239
NXP Semiconductors NV 140,028 32,836,566
*Okta, Inc. 164,218 11,805,632
*Olo, Inc., Class A 73,167 366,567
*ON Semiconductor Corp. 366,621 25,843,114
*ON24, Inc. 86,568 523,736
*OneSpan, Inc. 134,611 2,245,311
*Onto Innovation, Inc. 40,998 8,131,133
*Optical Cable Corp. 306 750
Oracle Corp. 772,212 129,608,062
*OSI Systems, Inc. 31,743 4,196,742
#*Ouster, Inc. 123,389 818,069
*Palantir Technologies, Inc.,
Class A 199,817 8,304,395
*Palo Alto Networks, Inc. 28,292 10,194,456
#*PAR Technology Corp. 64,474 3,803,321
PC Connection, Inc. 61,978 3,944,900
*PDF Solutions, Inc. 64,645 1,830,746
Pegasystems, Inc. 131,553 10,450,570
#*Penguin Solutions, Inc. 124,751 1,877,503
*Photronics, Inc. 152,578 3,478,778
*Plexus Corp. 51,482 7,418,556
Power Integrations, Inc. 62,419 3,771,980
#*Powerfleet, Inc. 66,641 335,204
*Procore Technologies, Inc. 75,096 4,930,052
Progress Software Corp. 83,721 5,365,679
*PTC, Inc. 44,551 8,256,637
*Pure Storage, Inc., Class A 99,382 4,974,069
*Q2 Holdings, Inc. 68,632 5,810,385
*Qorvo, Inc. 145,291 10,353,437
QUALCOMM, Inc. 465,225 75,724,673
*Qualys, Inc. 52,189 6,223,016
*Rambus, Inc. 116,409 5,566,678
*Red Violet, Inc. 746 22,440
ReposiTrak, Inc. 838 16,132
*RF Industries, Ltd. 562 2,327
*Ribbon Communications, Inc. 391,446 1,393,548
Richardson Electronics, Ltd. 20,434 280,763
#*Rigetti Computing, Inc. 35,361 46,677
#*Rimini Street, Inc. 12,311 21,790
*RingCentral, Inc., Class A 83,955 3,023,220
#*Riot Platforms, Inc. 261,848 2,419,476

85
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Rogers Corp. 20,083 $ 2,013,923
Roper Technologies, Inc. 20,239 10,883,117
Salesforce, Inc. 228,628 66,615,340
*Samsara, Inc., Class A 25,194 1,204,021
*Sanmina Corp. 106,297 7,451,420
Sapiens International Corp. NV 90,797 3,348,593
*ScanSource, Inc. 61,225 2,596,552
Seagate Technology Holdings
PLC 110,900 11,131,033
#*SecureWorks Corp., Class A 36,856 308,485
*SEMrush Holdings, Inc., Class A 34,576 453,291
*SentinelOne, Inc., Class A 355,453 9,167,133
*ServiceNow, Inc. 16,435 15,333,691
*Silicon Laboratories, Inc. 49,607 5,152,183
*SiTime Corp. 38,379 6,486,435
Skyworks Solutions, Inc. 169,860 14,876,339
#*SmartRent, Inc. 29,651 50,110
*Smartsheet, Inc., Class A 69,733 3,934,336
*Snowflake, Inc., Class A 53,770 6,173,871
SolarWinds Corp. 258,131 3,376,353
#*Soluna Holdings, Inc. 3,740 12,828
*Sonim Technologies, Inc. 412 1,380
#*Sphere 3D Corp. 73,260 76,190
*SPS Commerce, Inc. 20,203 3,333,495
#*Stratasys, Ltd. 222,458 1,590,575
#*Super Micro Computer, Inc. 238,007 6,928,384
*Synaptics, Inc. 71,237 4,891,845
*Synchronoss Technologies, Inc. 2,175 23,425
*Synopsys, Inc. 23,495 12,067,267
Taitron Components, Inc. 3,010 8,488
TD SYNNEX Corp. 130,914 15,100,930
TE Connectivity PLC 201,731 29,739,184
*Teledyne Technologies, Inc. 29,472 13,419,191
*Telos Corp. 108,060 379,291
*Teradata Corp. 106,007 3,416,606
Teradyne, Inc. 100,024 10,623,549
#*Terawulf, Inc. 760,659 4,959,497
Texas Instruments, Inc. 257,629 52,339,908
*TransAct Technologies, Inc. 9,420 40,412
*Trimble, Inc. 228,004 13,794,242
*Trio-Tech International 446 2,730
*TTM Technologies, Inc. 246,034 5,521,003
*Turtle Beach Corp. 44,666 713,316
*Twilio, Inc., Class A 181,273 14,619,667
*Tyler Technologies, Inc. 16,356 9,905,030
*UiPath, Inc., Class A 180,599 2,232,204
*Ultra Clean Holdings, Inc. 106,289 3,555,367
*Unisys Corp. 12,687 87,667
Universal Display Corp. 39,919 7,198,194
#*Veeco Instruments, Inc. 134,872 3,881,616
*Verint Systems, Inc. 146,572 3,121,984
*VeriSign, Inc. 53,401 9,443,433
#*Vertex, Inc., Class A 68,281 2,834,344
*Viant Technology, Inc., Class A 3,231 37,706
*Viasat, Inc. 147,537 1,416,355
*Viavi Solutions, Inc. 311,423 2,871,320
*VirnetX Holding Corp. 79 503
#Vishay Intertechnology, Inc. 199,243 3,379,161
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Vishay Precision Group, Inc. 28,147 $ 653,292
*Vislink Technologies, Inc. 1,014 6,114
Vontier Corp. 276,430 10,250,024
*Western Digital Corp. 224,925 14,689,852
*WidePoint Corp. 401 1,468
#*Wolfspeed, Inc. 20,918 278,419
*Workday, Inc., Class A 15,842 3,704,652
#Xerox Holdings Corp. 296,329 2,421,008
*Xperi, Inc. 32,931 300,660
*Yext, Inc. 84,961 615,118
*Zebra Technologies Corp. 51,223 19,565,649
*Zoom Video Communications,
Inc., Class A 248,229 18,552,635
*Zscaler, Inc. 16,411 2,966,945
*Zuora, Inc., Class A 86,055 851,945
TOTAL INFORMATION
TECHNOLOGY 7,632,490,669
MATERIALS — (4.0%)
AdvanSix, Inc. 62,536 1,774,146
Air Products and Chemicals, Inc. 75,974 23,592,206
#Albemarle Corp. 49,640 4,702,397
Alcoa Corp. 315,000 12,628,350
Alpha Metallurgical Resources,
Inc. 31,497 6,560,825
Amcor PLC 2,003,932 22,303,763
American Vanguard Corp. 29,802 155,864
#*Ampco-Pittsburgh Corp. 38,726 67,771
AptarGroup, Inc. 82,823 13,906,810
#*Arcadium Lithium PLC 511,734 2,758,246
Arch Resources, Inc. 28,289 4,151,694
Ardagh Metal Packaging SA 21,997 80,949
*Arq, Inc. 28,875 169,208
*Ascent Industries Co. 14,398 136,493
Ashland, Inc. 94,471 7,989,412
#*Aspen Aerogels, Inc. 162,534 2,899,607
*ATI, Inc. 237,877 12,538,497
Avery Dennison Corp. 119,719 24,785,425
Avient Corp. 161,725 7,538,002
*Axalta Coating Systems, Ltd. 412,351 15,636,350
Balchem Corp. 45,249 7,571,515
Ball Corp. 233,250 13,820,062
Berry Global Group, Inc. 225,912 15,915,500
Cabot Corp. 100,394 10,825,485
Caledonia Mining Corp. PLC 2,055 30,640
Carpenter Technology Corp. 81,307 12,155,396
#Celanese Corp. 141,123 17,777,264
*Century Aluminum Co. 222,366 3,924,760
CF Industries Holdings, Inc. 259,236 21,316,976
Chemours Co. (The) 24,872 451,676
*Clearwater Paper Corp. 33,587 846,057
*Cleveland-Cliffs, Inc. 586,552 7,613,445
*Coeur Mining, Inc. 816,237 5,256,566
Commercial Metals Co. 216,782 11,662,872
*Core Molding Technologies, Inc. 6,699 100,820
Corteva, Inc. 466,299 28,406,935
CRH PLC 113,946 10,873,867
Crown Holdings, Inc. 206,171 19,287,297
*Dakota Gold Corp. 51,886 113,630

86
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
MATERIALS — (Continued)
Dow, Inc. 681,950 $ 33,674,691
DuPont de Nemours, Inc. 278,326 23,098,275
Eagle Materials, Inc. 69,026 19,704,162
Eastman Chemical Co. 162,276 17,053,585
Ecolab, Inc. 79,024 19,418,568
*Ecovyst, Inc. 224,135 1,492,739
Element Solutions, Inc. 436,354 11,825,193
Ferroglobe PLC 189,683 794,772
Flexible Solutions International,
Inc. 6,450 25,800
*Flotek Industries, Inc. 39,427 195,558
FMC Corp. 129,871 8,440,316
Fortitude Gold Corp. 18,471 100,852
Freeport-McMoRan, Inc. 664,392 29,910,928
Friedman Industries, Inc. 10,108 141,007
*Gatos Silver, Inc. 149,046 2,764,803
#*Glatfelter Corp. 48,428 87,655
#Graphic Packaging Holding Co. 568,733 16,072,395
Greif, Inc., Class A 40,477 2,527,384
Greif, Inc., Class B 15,216 1,018,407
#Hawkins, Inc. 41,578 4,444,688
Haynes International, Inc. 28,000 1,690,080
HB Fuller Co. 104,561 7,651,774
Hecla Mining Co. 1,222,458 7,933,752
Huntsman Corp. 337,742 7,430,324
*Idaho Strategic Resources, Inc. 656 10,522
*Ingevity Corp. 77,667 3,245,704
Innospec, Inc. 43,474 4,685,628
International Flavors &
Fragrances, Inc. 161,143 16,022,448
#International Paper Co. 445,498 24,742,959
*Intrepid Potash, Inc. 28,817 723,019
Kaiser Aluminum Corp. 36,453 2,707,000
*Knife River Corp. 86,813 8,448,641
Koppers Holdings, Inc. 46,930 1,596,089
#Kronos Worldwide, Inc. 157,828 1,821,335
Linde PLC 243,744 111,183,826
Louisiana-Pacific Corp. 138,803 13,727,617
#*LSB Industries, Inc. 155,694 1,276,691
LyondellBasell Industries NV,
Class A 390,545 33,918,833
Martin Marietta Materials, Inc. 40,051 23,723,809
Materion Corp. 34,763 3,532,964
Mativ Holdings, Inc. 127,793 1,974,402
*McEwen Mining, Inc. 90,242 858,201
Mercer International, Inc. 147,051 958,773
*Metallus, Inc. 95,879 1,350,935
Minerals Technologies, Inc. 56,811 4,277,300
Mosaic Co. (The) 208,053 5,567,498
Myers Industries, Inc. 70,109 825,884
NewMarket Corp. 17,361 9,114,004
Newmont Corp. 507,956 23,081,521
*Nexa Resources SA 14,401 115,496
#Northern Technologies
International Corp. 16,161 205,406
#Nucor Corp. 285,835 40,542,836
*O-I Glass, Inc. 90,876 1,009,632
Olin Corp. 258,745 10,616,307
Shares Value†
MATERIALS — (Continued)
Olympic Steel, Inc. 21,604 $ 775,152
Orion SA 70,199 1,052,283
Packaging Corp. of America 131,184 30,033,265
Pactiv Evergreen, Inc. 143,351 1,625,600
*Perimeter Solutions SA 328,693 4,365,043
PPG Industries, Inc. 199,707 24,865,519
#Quaker Chemical Corp. 27,110 4,109,334
Radius Recycling, Inc. 64,627 1,046,311
#Ramaco Resources, Inc., Class
A 94,034 954,445
Ramaco Resources, Inc., Class B 3,616 36,956
*Ranpak Holdings Corp. 163,332 993,059
*Rayonier Advanced Materials,
Inc. 164,713 1,311,115
Reliance, Inc. 74,748 21,403,342
Royal Gold, Inc. 59,850 8,741,691
RPM International, Inc. 178,316 22,665,747
Ryerson Holding Corp. 42,849 933,680
Scotts Miracle-Gro Co. (The) 3,701 321,913
Sealed Air Corp. 237,847 8,605,304
Sensient Technologies Corp. 69,393 5,237,784
Sherwin-Williams Co. (The) 133,664 47,954,633
Silgan Holdings, Inc. 202,510 10,477,867
#*Smith-Midland Corp. 323 11,111
Smurfit WestRock PLC, GDR 291,435 15,008,903
Sonoco Products Co. 187,235 9,833,582
#Southern Copper Corp. 44,142 4,835,756
Steel Dynamics, Inc. 235,001 30,667,630
Stepan Co. 54,657 3,953,887
*Summit Materials, Inc., Class A 252,746 11,982,688
SunCoke Energy, Inc. 199,082 2,052,535
Sylvamo Corp. 80,404 6,835,948
*Tredegar Corp. 69,577 539,222
TriMas Corp. 93,803 2,518,611
Tronox Holdings PLC 380,026 4,605,915
United States Lime & Minerals,
Inc. 44,374 5,004,500
#United States Steel Corp. 338,305 13,143,149
*Universal Stainless & Alloy
Products, Inc. 20,616 901,332
*US Gold Corp. 4,751 29,219
Vulcan Materials Co. 87,190 23,883,957
Warrior Met Coal, Inc. 61,720 3,896,384
Westlake Corp. 70,517 9,304,013
Worthington Steel, Inc. 81,218 3,105,776
TOTAL MATERIALS 1,271,313,927
REAL ESTATE — (0.4%)
*Altisource Portfolio Solutions SA 3,696 4,472
*AMREP Corp. 7,242 220,229
*Anywhere Real Estate, Inc. 245,550 947,823
*CBRE Group, Inc., Class A 194,216 25,436,470
*CKX Lands, Inc. 39 506
*Compass, Inc., Class A 555,093 3,524,841
*Comstock Holding Cos., Inc. 803 9,243
*CoStar Group, Inc. 230,987 16,813,544
*Cushman & Wakefield PLC 439,282 5,952,271
#eXp World Holdings, Inc. 1,746 23,257
*Five Point Holdings LLC, Class A 59,982 241,128

87
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
REAL ESTATE — (Continued)
*Forestar Group, Inc. 116,048 $ 3,663,635
*FRP Holdings, Inc. 32,966 956,014
*Howard Hughes Holdings, Inc. 84,822 6,449,865
*J.W. Mays, Inc. 362 15,928
*Jones Lang LaSalle, Inc. 58,123 15,749,008
Kennedy-Wilson Holdings, Inc. 320,421 3,425,300
Marcus & Millichap, Inc. 91,516 3,462,965
*Maui Land & Pineapple Co., Inc. 1,108 24,365
Newmark Group, Inc., Class A 305,245 4,575,623
#*Opendoor Technologies, Inc. 874,907 1,531,087
*Rafael Holdings, Inc., Class B 16,227 30,020
*RE/MAX Holdings, Inc. 1,356 16,597
RMR Group, Inc. (The), Class A 25,464 612,918
#*Seaport Entertainment Group,
Inc. 21,370 580,195
St. Joe Co. (The) 84,940 4,391,398
*Stratus Properties, Inc. 15,887 354,121
*Tejon Ranch Co. 61,086 971,878
*Zillow Group, Inc., Class A 59,351 3,445,326
*Zillow Group, Inc., Class C 192,337 11,557,530
TOTAL REAL ESTATE 114,987,557
UTILITIES — (2.0%)
AES Corp. (The) 442,348 7,294,319
ALLETE, Inc. 56,050 3,582,156
Alliant Energy Corp. 176,959 10,617,540
#*Altus Power, Inc. 36,810 126,626
Ameren Corp. 109,724 9,558,058
American Electric Power Co., Inc. 253,788 25,061,565
American States Water Co. 41,605 3,430,748
American Water Works Co., Inc. 78,269 10,809,732
Artesian Resources Corp., Class
A 6,405 214,632
#Atmos Energy Corp. 95,240 13,217,407
Avangrid, Inc. 67,150 2,397,926
Avista Corp. 94,545 3,543,547
Black Hills Corp. 80,472 4,763,138
Brookfield Renewable Corp.,
Class A 157,783 4,825,004
California Water Service Group 59,705 3,102,272
CenterPoint Energy, Inc. 476,780 14,079,313
Chesapeake Utilities Corp. 21,140 2,532,361
Clearway Energy, Inc., Class A 21,872 582,670
Clearway Energy, Inc., Class C 75,672 2,147,571
CMS Energy Corp. 179,304 12,481,351
Consolidated Edison, Inc. 186,244 18,937,290
Consolidated Water Co., Ltd. 13,473 320,118
Constellation Energy Corp. 65,774 17,295,931
Dominion Energy, Inc. 384,879 22,911,847
DTE Energy Co. 87,856 10,913,472
Duke Energy Corp. 123,108 14,190,659
Edison International 166,277 13,701,225
Entergy Corp. 93,963 14,543,593
Essential Utilities, Inc. 160,699 6,202,981
Evergy, Inc. 151,392 9,150,132
Eversource Energy 135,886 8,948,093
Exelon Corp. 460,440 18,095,292
FirstEnergy Corp. 225,879 9,448,519
Genie Energy, Ltd., Class B 53,525 841,413
Shares Value†
UTILITIES — (Continued)
Global Water Resources, Inc. 770 $ 9,617
*Hawaiian Electric Industries, Inc. 67,911 697,446
IDACORP, Inc. 69,710 7,213,591
#MGE Energy, Inc. 42,078 3,807,638
Middlesex Water Co. 15,081 922,806
National Fuel Gas Co. 106,732 6,460,488
New Jersey Resources Corp. 174,249 7,996,287
NextEra Energy, Inc. 343,442 27,217,778
NiSource, Inc. 310,044 10,901,147
Northwest Natural Holding Co. 48,922 1,902,577
Northwestern Energy Group, Inc. 65,721 3,513,445
NRG Energy, Inc. 405,854 36,689,202
OGE Energy Corp. 182,171 7,285,018
#ONE Gas, Inc. 66,853 4,764,613
Ormat Technologies, Inc. 105,827 8,362,450
Otter Tail Corp. 50,131 3,936,286
PG&E Corp. 998,841 20,196,565
#Pinnacle West Capital Corp. 68,191 5,987,852
Portland General Electric Co. 144,111 6,830,861
PPL Corp. 295,657 9,626,592
Public Service Enterprise Group,
Inc. 235,478 21,054,088
*Pure Cycle Corp. 21,771 229,031
RGC Resources, Inc. 4,261 87,223
Sempra 293,626 24,479,600
SJW Group 30,163 1,678,873
Southern Co. (The) 177,335 16,142,805
Southwest Gas Holdings, Inc. 78,959 5,783,747
Spire, Inc. 63,422 4,050,129
#*Sunnova Energy International,
Inc. 130,504 792,159
TXNM Energy, Inc. 101,167 4,404,811
UGI Corp. 233,655 5,586,691
Unitil Corp. 16,332 945,459
Vistra Corp. 545,935 68,220,038
WEC Energy Group, Inc. 153,193 14,634,527
Xcel Energy, Inc. 253,913 16,963,928
York Water Co. (The) 10,266 361,055
TOTAL UTILITIES 659,604,924
TOTAL COMMON STOCKS 31,278,802,325
PREFERRED STOCK —(0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp. 3,206 76,784
TOTAL PREFERRED STOCK 76,784
RIGHTS/WARRANTS — ( 0.0% )
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. 1/2/2026 9,217 143,877
*<Albireo Pharma, Inc. 3/2/2026 10,648 61,865
*<Chinook Therapeutics, Inc. 5,844 2,221
#*<Chinook Therapeutics, Inc. 96,487 120,609
*<Imara, Inc. 11,200 4,256
*<Mirati Therapeutics 76,379 227,609
*OmniAb Operations, Inc. 7,938 –
#*OmniAb Operations, Inc. 7,938 –

88
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*<Xoma Corp. CVR 5,813 $ 349
TOTAL HEALTH CARE 560,786
INDUSTRIALS — (0.0%)
*<Communications Systems 1,608 788
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc. 95,553 135,685
Shares Value†
MATERIALS — (Continued)
TOTAL RIGHTS/WARRANTS $ 697,259
TOTAL INVESTMENT SECURITIES — (97.6%)
(Cost $18,529,545,452) 31,279,576,368
SECURITIES LENDING COLLATERAL — (2.4%)
@§The DFA Short Term
Investment Fund 66,717,687 771,656,768
TOTAL INVESTMENTS — ( 100.0% )
(Cost $19,301,202,220) $ 32,051,233,136
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 2,231,764,562 $ — $ — $ 2,231,764,562
Consumer Discretionary ................ 3,109,213,944 — — 3,109,213,944
Consumer Staples .................... 1,813,530,536 — — 1,813,530,536
Energy ............................. 1,603,382,171 — — 1,603,382,171
Financials ........................... 5,119,632,921 — — 5,119,632,921
Health Care ......................... 3,447,133,231 143,373 177,110 3,447,453,714
Industrials ........................... 4,273,082,011 2,345,389 — 4,275,427,400
Information Technology ................ 7,632,490,669 — — 7,632,490,669
Materials ........................... 1,271,313,927 — — 1,271,313,927
Real Estate .......................... 114,987,557 — — 114,987,557
Utilities ............................. 659,604,924 — — 659,604,924
Preferred Stock
Communication Services ............... 76,784 — — 76,784
Rights/Warrants
Health Care ......................... — — 560,786 560,786
Industrials ........................... — — 788 788
Materials ........................... — — 135,685 135,685
Securities Lending Collateral .............. — 771,656,768 — 771,656,768
Total Investments ....................... $31,276,213,237 $774,145,530 $874,369> $32,051,233,136
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

89
Dimensional US Marketwide Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2024
Shares Value†
COMMON STOCKS — ( 98.2% )
COMMUNICATION SERVICES — (6.9%)
#*Advantage Solutions, Inc. 8,755 $ 26,790
AT&T, Inc. 6,102,853 137,558,307
*Atlanta Braves Holdings, Inc. 67 2,818
*Atlanta Braves Holdings, Inc. 1,850 73,093
ATN International, Inc. 3,718 77,929
*Cargurus, Inc. 41,093 1,274,705
*Cars.com, Inc. 57,631 921,520
#*Charter Communications, Inc.,
Class A 26,035 8,529,326
Comcast Corp., Class A 3,902,602 170,426,629
*E.W. Scripps Co. (The), Class A 31,165 104,559
Electronic Arts, Inc. 154,799 23,351,429
Endeavor Group Holdings, Inc.,
Class A 250 7,372
Fox Corp., Class A 161,612 6,787,704
Fox Corp., Class B 79,891 3,112,553
*Frontier Communications Parent,
Inc. 221,293 7,906,799
Gray Television, Inc. 37,074 211,693
IDT Corp., Class B 141 6,617
#*IMAX Corp. 25,956 630,731
*Integral Ad Science Holding
Corp. 63,832 755,771
Interpublic Group of Cos., Inc.
(The) 270,856 7,963,166
John Wiley & Sons, Inc., Class A 33,676 1,660,227
*Liberty Broadband Corp., Class
A 26,977 2,164,365
*Liberty Broadband Corp., Class
C 70,839 5,725,208
*Liberty Global, Ltd., Class A 95,729 1,896,391
*Liberty Global, Ltd., Class C 75,426 1,555,284
*Liberty Latin America, Ltd., Class
C 171,686 1,661,920
*Liberty Media Corp. LIB New A 17,043 1,265,272
*Liberty Media Corp. LIB New C 106,574 8,508,868
*Liberty Media Corp.-Liberty Live 23,375 1,364,165
*Liberty Media Corp.-Liberty Live 8,973 509,128
*Madison Square Garden
Entertainment Corp. 14,227 593,408
*Magnite, Inc. 87,669 1,094,109
Marcus Corp. (The) 21,900 413,253
*Match Group, Inc. 38,922 1,402,360
New York Times Co. (The), Class
A 78,447 4,380,480
News Corp., Class A 363,567 9,907,201
#News Corp., Class B 112,885 3,278,180
Nexstar Media Group, Inc. 35,571 6,257,650
Omnicom Group, Inc. 37,264 3,763,664
#Paramount Global, Class A 14,300 313,027
#Paramount Global, Class B 14,676 160,555
*PubMatic, Inc., Class A 6,964 102,406
*Reading International, Inc., Class
A 7,200 11,088
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Roku, Inc. 27,685 $ 1,774,055
Saga Communications, Inc.,
Class A 8,193 114,784
Scholastic Corp. 23,246 577,198
Shenandoah Telecommunications
Co. 9,951 137,722
#Shutterstock, Inc. 1,129 36,230
#Sinclair, Inc. 23,332 402,944
#Sirius XM Holdings, Inc. 120,433 3,210,744
*Sphere Entertainment Co. 12,478 521,705
Spok Holdings, Inc. 9,322 145,144
*Take-Two Interactive Software,
Inc. 110,332 17,842,891
TEGNA, Inc. 171,958 2,825,270
Telephone and Data Systems,
Inc. 91,558 2,723,851
*Thryv Holdings, Inc. 874 12,568
*TKO Group Holdings, Inc. 43,789 5,113,242
T-Mobile US, Inc. 456,552 101,884,144
*TripAdvisor, Inc. 12,888 206,724
*United States Cellular Corp. 2,362 145,735
Verizon Communications, Inc. 3,436,829 144,793,606
Walt Disney Co. (The) 741,748 71,356,158
*Warner Bros Discovery, Inc. 628,275 5,107,876
*Yelp, Inc. 59,780 2,040,889
*Ziff Davis, Inc. 7,962 368,402
*ZoomInfo Technologies, Inc. 194,364 2,147,722
TOTAL COMMUNICATION
SERVICES 791,207,324
CONSUMER DISCRETIONARY — (5.5%)
#*1-800-Flowers.com, Inc., Class
A 20,434 170,011
*Abercrombie & Fitch Co. 26,500 3,492,435
Academy Sports & Outdoors, Inc. 63,732 3,241,410
#Acushnet Holdings Corp. 55,535 3,404,296
*Adient PLC 29,001 566,390
ADT, Inc. 272,658 1,963,138
*Adtalem Global Education, Inc. 37,637 3,045,586
#A-Mark Precious Metals, Inc.,
Class A 16,731 649,999
*American Axle & Manufacturing
Holdings, Inc. 88,586 500,511
American Eagle Outfitters, Inc. 175,666 3,441,297
*Aptiv PLC 84,558 4,805,431
Aramark 240,239 9,088,241
Arko Corp. 23,811 158,343
*Asbury Automotive Group, Inc. 18,053 4,113,196
Autoliv, Inc. 78,202 7,263,402
*AutoNation, Inc. 42,940 6,675,882
Bassett Furniture Industries, Inc. 2,900 41,731
*Beazer Homes USA, Inc. 6,423 197,571
Best Buy Co., Inc. 517 46,752
*Biglari Holdings, Inc., Class B 8 1,362
*BJ's Restaurants, Inc. 20,400 756,636

90
Dimensional US Marketwide Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Bloomin' Brands, Inc. 1,866 $ 30,957
*Boot Barn Holdings, Inc. 32,012 3,987,095
BorgWarner, Inc. 196,517 6,608,867
Boyd Gaming Corp. 316 21,896
Brunswick Corp. 64,703 5,159,417
Buckle, Inc. (The) 44,317 1,886,132
#Build-A-Bear Workshop, Inc. 14,533 553,562
*Caesars Entertainment, Inc. 127,053 5,088,473
Caleres, Inc. 30,379 906,813
Canterbury Park Holding Corp. 2,755 52,896
*Capri Holdings, Ltd. 109,635 2,164,195
*CarMax, Inc. 116,525 8,434,079
*Carnival Corp. 510,596 11,233,112
Carriage Services, Inc. 15,683 586,387
Carter's, Inc. 27,682 1,514,205
*Cavco Industries, Inc. 7,522 3,082,478
Century Communities, Inc. 27,628 2,449,498
*Champion Homes, Inc. 48,240 4,256,215
#Cheesecake Factory, Inc. (The) 889 41,090
*Citi Trends, Inc. 4,409 83,286
#Columbia Sportswear Co. 54,044 4,348,921
*Crocs, Inc. 18,136 1,955,424
*Culp, Inc. 9,356 49,680
Dana, Inc. 42,861 328,744
*Dave & Buster's Entertainment,
Inc. 7,337 270,955
#Dillard's, Inc., Class A 17,439 6,478,937
*Dorman Products, Inc. 26,709 3,045,627
DR Horton, Inc. 295,705 49,974,145
#*Dream Finders Homes, Inc.,
Class A 18,674 557,419
eBay, Inc. 421,747 24,254,670
Escalade, Inc. 277 3,609
Ethan Allen Interiors, Inc. 23,817 659,016
*Figs, Inc., Class A 54,844 342,775
#*First Watch Restaurant Group,
Inc. 27,513 467,583
Flanigan's Enterprises, Inc. 865 21,703
Flexsteel Industries, Inc. 2,068 120,399
#*Floor & Decor Holdings, Inc.,
Class A 42,037 4,331,913
*Foot Locker, Inc. 72,705 1,686,029
Ford Motor Co. 2,609,450 26,851,241
Gap, Inc. (The) 326,863 6,788,945
Garmin, Ltd. 113,169 22,447,071
General Motors Co. 1,200,889 60,957,126
*Genesco, Inc. 6,456 165,403
Gentex Corp. 210,716 6,386,802
*Gentherm, Inc. 26,994 1,132,398
#Genuine Parts Co. 46,685 5,354,769
*G-III Apparel Group, Ltd. 32,946 997,605
#*Global Business Travel Group I 1,411 10,766
Golden Entertainment, Inc. 5,423 159,301
*Goodyear Tire & Rubber Co.
(The) 27,290 218,593
Graham Holdings Co., Class B 3,932 3,315,856
*Grand Canyon Education, Inc. 192 26,325
*Green Brick Partners, Inc. 3,702 255,475
Group 1 Automotive, Inc. 14,171 5,162,779
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Guess?, Inc. 55,974 $ 950,998
Hamilton Beach Brands Holding
Co., Class A 10,413 287,919
*Hanesbrands, Inc. 59,705 414,950
Harley-Davidson, Inc. 64,450 2,059,178
Hasbro, Inc. 80,716 5,297,391
Haverty Furniture Cos., Inc. 18,617 412,367
*Helen of Troy, Ltd. 24,490 1,558,789
#*Hilton Grand Vacations, Inc. 90,173 3,325,580
Hooker Furnishings Corp. 10,814 173,348
*Hovnanian Enterprises, Inc.,
Class A 2,558 450,310
#Hyatt Hotels Corp., Class A 27,020 3,930,059
International Game Technology
PLC 7,100 144,272
Johnson Outdoors, Inc., Class A 5,168 163,412
KB Home 33,192 2,605,572
Kohl's Corp. 52,121 963,196
Krispy Kreme, Inc. 96,878 1,101,503
Lakeland Industries, Inc. 6,991 129,963
Laureate Education, Inc. 126,434 2,172,136
La-Z-Boy, Inc. 43,854 1,668,645
LCI Industries 22,024 2,450,831
Lear Corp. 52,727 5,049,138
Lennar Corp., Class A 181,941 30,984,552
Lennar Corp., Class B 10,767 1,726,165
Levi Strauss & Co., Class A 76,913 1,314,443
*LGI Homes, Inc. 18,880 1,917,453
*Life Time Group Holdings, Inc. 45,015 1,002,934
Lifetime Brands, Inc. 16,431 94,643
Lithia Motors, Inc. 27,603 9,174,409
LKQ Corp. 219,801 8,086,479
*Lovesac Co. (The) 5,702 166,270
*M/I Homes, Inc. 29,014 4,398,232
Macy's, Inc. 240,787 3,693,673
*MarineMax, Inc. 13,602 396,226
Marriott Vacations Worldwide
Corp. 12,303 947,700
*Mattel, Inc. 294,865 6,009,349
Meritage Homes Corp. 27,898 5,055,118
*MGM Resorts International 211,398 7,794,244
*Mister Car Wash, Inc. 43,259 324,875
*Mohawk Industries, Inc. 44,646 5,994,618
Monarch Casino & Resort, Inc. 2,956 232,076
Monro, Inc. 6,247 171,230
*Motorcar Parts of America, Inc. 16,200 85,374
Movado Group, Inc. 17,147 316,705
Nordstrom, Inc. 142,292 3,217,222
*NVR, Inc. 5 45,764
*ODP Corp. (The) 39,433 1,223,606
*Ollie's Bargain Outlet Holdings,
Inc. 35,430 3,253,537
OneSpaWorld Holdings, Ltd. 87,176 1,526,452
#Oxford Industries, Inc. 12,288 892,355
Patrick Industries, Inc. 19,115 2,408,108
Penske Automotive Group, Inc. 45,354 6,828,952
Perdoceo Education Corp. 66,631 1,489,203
Phinia, Inc. 41,391 1,927,993
*Playa Hotels & Resorts NV 112,998 960,483

91
Dimensional US Marketwide Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Polaris, Inc. 4,488 $ 313,756
PulteGroup, Inc. 220,627 28,577,815
PVH Corp. 46,172 4,546,095
Ralph Lauren Corp. 33,660 6,662,324
RCI Hospitality Holdings, Inc. 9,587 416,268
#*Revolve Group, Inc. 21,095 523,578
#*Rivian Automotive, Inc., Class A 22,670 228,967
Rocky Brands, Inc. 7,815 158,957
*Sally Beauty Holdings, Inc. 32,463 422,019
#Shoe Carnival, Inc. 28,490 976,352
Signet Jewelers, Ltd. 42,088 3,858,628
*Skechers USA, Inc., Class A 139,251 8,558,366
Smith & Wesson Brands, Inc. 48,781 631,958
Sonic Automotive, Inc., Class A 22,296 1,264,852
*Sonos, Inc. 2,044 25,611
*Sportsman's Warehouse
Holdings, Inc. 12,894 33,653
Standard Motor Products, Inc. 24,117 776,326
Steven Madden, Ltd. 67,425 3,032,102
*Stoneridge, Inc. 19,362 135,340
Strategic Education, Inc. 20,980 1,824,421
*Strattec Security Corp. 5,224 196,161
#*Stride, Inc. 41,110 3,834,741
Superior Group of Cos., Inc. 16,152 238,242
Tapestry, Inc. 177,281 8,411,983
*Taylor Morrison Home Corp. 95,599 6,548,531
#Thor Industries, Inc. 45,726 4,759,162
Toll Brothers, Inc. 103,761 15,194,761
*TopBuild Corp. 17,685 6,249,525
#*Topgolf Callaway Brands Corp. 12,045 116,957
*Tri Pointe Homes, Inc. 87,334 3,530,914
*Under Armour, Inc., Class A 150,865 1,289,896
*Under Armour, Inc., Class C 154,513 1,220,653
*Unifi, Inc. 34,880 213,466
*Universal Technical Institute, Inc. 36,186 602,135
Upbound Group, Inc. 47,788 1,397,321
*Urban Outfitters, Inc. 82,452 2,964,149
*Valvoline, Inc. 14,830 597,352
#VF Corp. 22,425 464,422
*Victoria's Secret & Co. 13,421 406,119
*Vista Outdoor, Inc. 29,640 1,303,271
*Visteon Corp. 505 45,576
#Whirlpool Corp. 20,974 2,171,019
Winnebago Industries, Inc. 27,004 1,513,304
Worthington Enterprises, Inc. 48,134 1,843,532
*YETI Holdings, Inc. 19,457 685,081
*Zumiez, Inc. 9,724 200,314
TOTAL CONSUMER
DISCRETIONARY 628,828,252
CONSUMER STAPLES — (4.3%)
Albertsons Cos., Inc., Class A 315,774 5,715,509
#Alico, Inc. 960 23,530
Andersons, Inc. (The) 31,780 1,442,812
Archer-Daniels-Midland Co. 361,733 19,971,279
#B&G Foods, Inc. 7,146 60,884
*BellRing Brands, Inc. 33,087 2,178,117
*Boston Beer Co., Inc. (The),
Class A 2,581 751,252
Shares Value†
CONSUMER STAPLES — (Continued)
Bunge Global SA 129,399 $ 10,872,104
Calavo Growers, Inc. 7,500 199,350
Cal-Maine Foods, Inc. 39,439 3,461,955
Campbell Soup Co. 234,757 10,951,414
Casey's General Stores, Inc. 31,386 12,366,712
#*Central Garden & Pet Co. 18,184 623,711
*Central Garden & Pet Co., Class
A 49,675 1,447,529
*Chefs' Warehouse, Inc. (The) 35,197 1,405,064
Coca-Cola Consolidated, Inc. 1,138 1,279,408
Conagra Brands, Inc. 321,515 9,304,644
Constellation Brands, Inc., Class
A 104,560 24,293,470
*Coty, Inc., Class A 502,374 3,737,663
*Darling Ingredients, Inc. 159,843 6,251,460
Dole PLC 14,951 241,459
Dollar General Corp. 28,294 2,264,652
*Dollar Tree, Inc. 107,596 6,955,005
*Duckhorn Portfolio, Inc. (The) 19,640 215,254
Edgewell Personal Care Co. 45,870 1,603,156
Flowers Foods, Inc. 175,449 3,900,231
Fresh Del Monte Produce, Inc. 32,693 1,049,772
General Mills, Inc. 382,971 26,049,687
*Grocery Outlet Holding Corp. 23,200 331,760
*Hain Celestial Group, Inc. (The) 31,104 271,538
Hormel Foods Corp. 217,843 6,655,104
Ingles Markets, Inc., Class A 12,590 803,997
Ingredion, Inc. 65,951 8,755,655
Interparfums, Inc. 173 20,945
J & J Snack Foods Corp. 13,214 2,168,682
J.M. Smucker Co. (The) 80,478 9,135,058
John B Sanfilippo & Son, Inc. 7,151 590,029
Kenvue, Inc. 618,722 14,187,295
Keurig Dr Pepper, Inc. 562,794 18,544,062
Kraft Heinz Co. (The) 506,896 16,960,740
Kroger Co. (The) 596,444 33,263,682
Lamb Weston Holdings, Inc. 7,096 551,288
Lancaster Colony Corp. 153 26,561
Limoneira Co. 5,260 134,866
McCormick & Co., Inc. 138,098 10,804,788
#MGP Ingredients, Inc. 5,638 270,850
Molson Coors Beverage Co.,
Class B 136,122 7,414,565
Mondelez International, Inc.,
Class A 1,167,006 79,916,571
*Monster Beverage Corp. 77,989 4,108,461
Natural Grocers by Vitamin
Cottage, Inc. 1,000 27,380
*Nature's Sunshine Products, Inc. 1,029 13,027
Oil-Dri Corp. of America 5,047 342,439
*Olaplex Holdings, Inc. 485 863
*Performance Food Group Co. 134,883 10,959,244
*Pilgrim's Pride Corp. 72,042 3,489,714
*Post Holdings, Inc. 62,735 6,851,289
PriceSmart, Inc. 26,332 2,187,663
Reynolds Consumer Products,
Inc. 143,106 3,856,707
Seaboard Corp. 793 2,193,446
*Seneca Foods Corp., Class A 6,301 389,591

92
Dimensional US Marketwide Value ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Seneca Foods Corp., Class B 300 $ 18,769
*Simply Good Foods Co. (The) 91,163 3,068,547
SpartanNash Co. 33,927 713,824
Spectrum Brands Holdings, Inc. 16,658 1,492,890
Target Corp. 289,463 43,431,029
#Tootsie Roll Industries, Inc. 134 3,909
*TreeHouse Foods, Inc. 42,994 1,564,122
Tyson Foods, Inc., Class A 181,857 10,655,002
*United Natural Foods, Inc. 29,408 598,159
Universal Corp. 21,891 1,114,690
*US Foods Holding Corp. 226,414 13,958,423
#Utz Brands, Inc. 10,001 172,217
Village Super Market, Inc., Class
A 1,900 54,226
Walmart, Inc. 63,278 5,185,632
#Weis Markets, Inc. 18,304 1,151,139
TOTAL CONSUMER STAPLES 487,027,521
ENERGY — (12.4%)
Adams Resources & Energy, Inc. 5,562 154,735
Antero Midstream Corp. 416,270 5,981,800
*Antero Resources Corp. 184,204 4,767,199
APA Corp. 45,411 1,071,700
Archrock, Inc. 144,737 2,897,635
Ardmore Shipping Corp. 17,557 247,729
#Atlas Energy Solutions, Inc. 453 8,865
Baker Hughes Co. 718,445 27,358,386
Berry Corp. 61,747 309,970
*Bristow Group, Inc. 10,068 333,956
Cactus, Inc., Class A 33,695 1,997,777
California Resources Corp. 60,931 3,166,584
ChampionX Corp. 107,467 3,032,719
Chevron Corp. 1,475,456 219,577,362
Chord Energy Corp. 31,498 3,940,400
Civitas Resources, Inc. 720 35,129
#*CNX Resources Corp. 147,111 5,006,187
#Comstock Resources, Inc. 125,581 1,451,716
ConocoPhillips 1,147,364 125,682,253
CONSOL Energy, Inc. 25,759 2,857,188
#Core Laboratories, Inc. 90 1,701
Coterra Energy, Inc. 663,133 15,862,141
#Crescent Energy Co., Class A 68,934 856,850
#CVR Energy, Inc. 12,932 205,619
Delek US Holdings, Inc. 57,156 895,634
Devon Energy Corp. 497,946 19,260,551
DHT Holdings, Inc. 149,320 1,540,982
Diamondback Energy, Inc. 162,979 28,809,798
Dorian LPG, Ltd. 37,208 1,073,451
DT Midstream, Inc. 71,127 6,412,099
EnLink Midstream LLC 954 14,157
EOG Resources, Inc. 430,907 52,553,418
EQT Corp. 372,476 13,610,273
Evolution Petroleum Corp. 17,727 91,294
#Expand Energy Corp. 182,208 15,436,662
*Expro Group Holdings NV 21,653 276,076
Exxon Mobil Corp. 3,679,788 429,725,643
Granite Ridge Resources, Inc. 4,503 26,703
*Green Plains, Inc. 19,942 243,891
*Gulfport Energy Corp. 10,877 1,505,812
Shares Value†
ENERGY — (Continued)
Halliburton Co. 567,537 $ 15,743,476
*Helix Energy Solutions Group,
Inc. 129,408 1,197,024
Helmerich & Payne, Inc. 88,211 2,963,890
Hess Corp. 40,844 5,492,701
HF Sinclair Corp. 129,142 4,986,173
International Seaways, Inc. 42,095 1,832,816
Kinder Morgan, Inc. 1,361,319 33,365,929
Kodiak Gas Services, Inc. 196 6,248
#*Kosmos Energy, Ltd. 29,584 111,236
Liberty Energy, Inc. 143,464 2,448,930
#Magnolia Oil & Gas Corp., Class
A 161,384 4,079,787
Marathon Oil Corp. 523,983 14,514,329
Marathon Petroleum Corp. 380,687 55,378,538
Matador Resources Co. 107,782 5,616,520
Murphy Oil Corp. 134,412 4,231,290
#*Nabors Industries, Ltd. 4,143 308,281
NACCO Industries, Inc., Class A 2,990 93,617
*Natural Gas Services Group, Inc. 10,028 196,248
*Newpark Resources, Inc. 71,493 476,143
#Noble Corp. PLC 46,004 1,471,208
Nordic American Tankers, Ltd. 84,377 275,913
#Northern Oil & Gas, Inc. 100,591 3,646,424
NOV, Inc. 204,221 3,167,468
Occidental Petroleum Corp. 511,247 25,618,587
*Oceaneering International, Inc. 69,383 1,692,945
ONEOK, Inc. 107,256 10,390,961
Ovintiv, Inc. 130,291 5,107,407
*Par Pacific Holdings, Inc. 28,964 447,494
PBF Energy, Inc., Class A 72,501 2,067,728
#Peabody Energy Corp. 112,707 2,960,813
Permian Resources Corp. 213,115 2,904,757
Phillips 66 396,097 48,252,537
*ProPetro Holding Corp. 98,518 680,759
Range Resources Corp. 209,243 6,283,567
*REX American Resources Corp. 14,539 650,329
#RPC, Inc. 155,112 881,036
Schlumberger NV 784,540 31,436,518
Scorpio Tankers, Inc. 47,391 2,761,474
*SEACOR Marine Holdings, Inc. 12,678 86,210
*Seadrill, Ltd. 27,339 1,075,790
Select Water Solutions, Inc. 85,325 904,445
SFL Corp., Ltd. 113,743 1,206,813
#Sitio Royalties Corp., Class A 945 21,064
SM Energy Co. 103,777 4,355,521
*Talos Energy, Inc. 56,057 572,902
TechnipFMC PLC 356,391 9,512,076
*Teekay Corp., Ltd. 63,163 528,674
*Teekay Tankers, Ltd., Class A 25,704 1,225,567
*TETRA Technologies, Inc. 73,716 246,949
*Tidewater, Inc. 32,314 1,941,102
VAALCO Energy, Inc. 1,820 9,719
#*Valaris, Ltd. 1,369 69,271
Valero Energy Corp. 353,200 45,831,232
#*Vital Energy, Inc. 31,344 854,751
#Vitesse Energy, Inc. 8,958 222,785
Weatherford International PLC 345 27,255

93
Dimensional US Marketwide Value ETF
continued
Shares Value†
ENERGY — (Continued)
Williams Cos., Inc. (The) 815,678 $ 42,717,057
#World Kinect Corp. 49,948 1,306,140
TOTAL ENERGY 1,414,738,469
FINANCIALS — (25.2%)
1st Source Corp. 27,993 1,658,025
Affiliated Managers Group, Inc. 28,334 5,493,963
Aflac, Inc. 316,606 33,177,143
Alerus Financial Corp. 4,320 87,394
Allstate Corp. (The) 69,969 13,050,618
Ally Financial, Inc. 272,792 9,561,360
Amalgamated Financial Corp. 5,516 182,938
*Ambac Financial Group, Inc. 7,590 85,843
American Financial Group, Inc. 52,153 6,724,086
American International Group,
Inc. 543,702 41,256,108
Ameris Bancorp 63,856 3,958,433
AMERISAFE, Inc. 41 2,216
AmeriServ Financial, Inc. 30,968 86,401
*Arch Capital Group, Ltd. 234,526 23,114,883
Associated Banc-Corp. 120,620 2,863,519
Assurant, Inc. 47,209 9,049,965
Assured Guaranty, Ltd. 56,509 4,716,241
#Atlantic Union Bankshares Corp. 65,589 2,479,264
*Atlanticus Holdings Corp. 1,664 61,884
Axis Capital Holdings, Ltd. 73,686 5,766,666
*Axos Financial, Inc. 50,014 3,386,948
Banc of California, Inc. 9,850 151,296
BancFirst Corp. 17,006 1,848,722
*Bancorp, Inc. (The) 12,209 613,624
Bank of America Corp. 3,624,725 151,586,000
Bank of Hawaii Corp. 8,995 649,709
Bank of New York Mellon Corp.
(The) 576,220 43,423,939
Bank of NT Butterfield & Son, Ltd.
(The) 47,959 1,753,861
Bank OZK 98,130 4,293,188
BankFinancial Corp. 16,687 203,415
BankUnited, Inc. 49,034 1,732,862
Banner Corp. 31,453 2,014,250
Bar Harbor Bankshares 2,733 87,866
*Berkshire Hathaway, Inc., Class
B 789,779 356,127,147
Berkshire Hills Bancorp, Inc. 23,668 644,480
*Block, Inc. 209,604 15,158,561
BOK Financial Corp. 56,347 5,985,742
Bread Financial Holdings, Inc. 42,198 2,103,570
*Brighthouse Financial, Inc. 21,382 1,011,369
Brookline Bancorp, Inc. 47,160 530,550
Byline Bancorp, Inc. 18,234 490,677
Cadence Bank 144,006 4,814,121
Capital City Bank Group, Inc. 14,283 499,905
Capital One Financial Corp. 262,203 42,684,026
Capitol Federal Financial, Inc. 50,935 328,276
Carlyle Group, Inc. (The) 126,169 6,312,235
Cathay General Bancorp 62,730 2,884,325
*CCUR Holdings, Inc. 3 7,500
Chemung Financial Corp. 300 14,334
Chubb, Ltd. 212,839 60,114,247
Shares Value†
FINANCIALS — (Continued)
Cincinnati Financial Corp. 102,689 $ 14,461,692
Citigroup, Inc. 1,047,993 67,249,711
Citizens Community Bancorp, Inc. 10,355 146,316
Citizens Financial Group, Inc. 252,804 10,648,104
City Holding Co. 11,252 1,311,983
CME Group, Inc. 64,557 14,548,566
CNO Financial Group, Inc. 113,236 3,895,318
Columbia Banking System, Inc. 31,554 899,605
*Columbia Financial, Inc. 3,070 52,436
Comerica, Inc. 119,220 7,595,506
Commerce Bancshares, Inc. 20,337 1,271,062
Community Financial System, Inc. 39,297 2,402,619
Community Trust Bancorp, Inc. 17,185 890,183
Community West Bancshares 316 5,922
ConnectOne Bancorp, Inc. 36,000 872,640
*Consumer Portfolio Services,
Inc. 23,800 238,238
#Corebridge Financial, Inc. 276,936 8,798,257
Cullen/Frost Bankers, Inc. 47,790 6,086,056
*Customers Bancorp, Inc. 31,024 1,431,137
CVB Financial Corp. 95,452 1,854,632
#DigitalBridge Group, Inc. 16,504 258,948
Dime Community Bancshares,
Inc. 13,700 411,959
Discover Financial Services 215,766 32,026,147
Donegal Group, Inc., Class A 12,386 187,772
Eagle Bancorp, Inc. 2,452 64,267
East West Bancorp, Inc. 121,008 11,797,070
Eastern Bankshares, Inc. 12,361 201,855
Employers Holdings, Inc. 20,367 992,280
Enact Holdings, Inc. 25,025 853,102
*Encore Capital Group, Inc. 17,043 778,524
*Enova International, Inc. 24,595 2,137,551
*Enstar Group, Ltd. 9,802 3,161,145
Enterprise Financial Services
Corp. 29,910 1,576,855
Equity Bancshares, Inc., Class A 2,393 101,679
ESSA Bancorp, Inc. 8,217 154,644
Essent Group, Ltd. 93,325 5,600,433
Evans Bancorp, Inc. 1,681 66,937
Everest Group, Ltd. 35,288 12,548,766
*EZCORP, Inc., Class A 59,303 681,391
F&G Annuities & Life, Inc. 6,902 276,770
FB Financial Corp. 38,426 1,890,559
Federal Agricultural Mortgage
Corp., Class A 177 25,723
Federal Agricultural Mortgage
Corp., Class C 7,988 1,463,961
Federated Hermes, Inc. 18,675 749,428
Fidelity National Financial, Inc. 201,628 12,131,957
Fidelity National Information
Services, Inc. 418,042 37,510,909
Fifth Third Bancorp 500,469 21,860,486
Financial Institutions, Inc. 15,396 369,658
First American Financial Corp. 83,516 5,357,551
First Bancorp 152,529 2,940,759
First Bancorp 35,968 1,499,866
First Bancshares, Inc. (The) 1,117 37,386
First Busey Corp. 46,296 1,125,456

94
Dimensional US Marketwide Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Business Financial Services,
Inc. 964 $ 41,259
First Citizens BancShares, Inc.,
Class A 11,093 21,491,024
First Commonwealth Financial
Corp. 90,501 1,487,836
First Financial Bancorp 77,878 1,992,119
First Financial Corp. 1,147 49,275
First Financial Northwest, Inc. 21,481 483,322
First Hawaiian, Inc. 85,097 2,105,300
First Horizon Corp. 361,663 6,267,620
First Internet Bancorp 5,329 186,355
First Interstate BancSystem, Inc.,
Class A 66,878 2,059,842
First Merchants Corp. 47,555 1,761,913
First Mid Bancshares, Inc. 192 7,325
First United Corp. 1,266 40,183
FirstCash Holdings, Inc. 12,875 1,332,176
*Fiserv, Inc. 207,839 41,131,338
FNB Corp. 324,418 4,704,061
Franklin Resources, Inc. 83,281 1,729,746
Fulton Financial Corp. 145,525 2,635,458
*Genworth Financial, Inc. 365,673 2,464,636
German American Bancorp, Inc. 12,137 491,427
Glacier Bancorp, Inc. 98,714 5,147,935
Global Payments, Inc. 105,484 10,939,746
Globe Life, Inc. 30,079 3,176,342
Goldman Sachs Group, Inc. (The) 213,225 110,405,773
Great Southern Bancorp, Inc. 1,616 91,611
Hancock Whitney Corp. 71,044 3,699,972
Hanover Insurance Group, Inc.
(The) 18,777 2,785,192
Hartford Financial Services
Group, Inc. (The) 285,615 31,543,321
Heartland Financial USA, Inc. 25,600 1,523,200
Hilltop Holdings, Inc. 26,171 801,618
Home Bancorp, Inc. 719 33,901
Home BancShares, Inc. 173,385 4,731,677
Hope Bancorp, Inc. 80,855 1,001,793
Horace Mann Educators Corp. 23,880 889,291
Huntington Bancshares, Inc. 1,025,803 15,992,269
Independent Bank Corp. 12,319 774,865
Independent Bank Group, Inc. 15,014 876,217
Intercontinental Exchange, Inc. 73,868 11,513,805
International Bancshares Corp. 53,088 3,252,171
Invesco, Ltd. 134,606 2,334,068
Investors Title Co. 1,069 247,238
#Jackson Financial, Inc., Class A 70,288 7,025,286
Janus Henderson Group PLC 150,638 6,222,856
Jefferies Financial Group, Inc. 129,896 8,310,746
JPMorgan Chase & Co. 2,332,550 517,639,496
Kemper Corp. 27,819 1,732,289
KeyCorp 650,684 11,224,299
Landmark Bancorp, Inc. 3,200 67,168
*LendingClub Corp. 39,166 555,374
Live Oak Bancshares, Inc. 23,778 944,224
Loews Corp. 170,446 13,458,416
M&T Bank Corp. 110,041 21,422,782
*Markel Group, Inc. 9,184 14,161,820
Shares Value†
FINANCIALS — (Continued)
Mercantile Bank Corp. 4,422 $ 189,527
Merchants Bancorp 30,738 1,135,462
Mercury General Corp. 15,856 1,072,341
Meridian Corp. 1,022 14,349
MetLife, Inc. 513,793 40,291,647
MGIC Investment Corp. 283,762 7,105,400
Middlefield Banc Corp. 452 12,764
MidWestOne Financial Group,
Inc. 12,246 354,399
Morgan Stanley 833,166 96,855,547
MVB Financial Corp. 716 13,597
National Bank Holdings Corp.,
Class A 30,033 1,350,284
Navient Corp. 89,576 1,274,666
NBT Bancorp, Inc. 35,279 1,569,210
*NCR Atleos Corp. 26,493 693,587
Nelnet, Inc., Class A 19,984 2,252,197
Nicolet Bankshares, Inc. 7,820 795,216
*NMI Holdings, Inc. 62,583 2,420,710
Northern Trust Corp. 139,715 14,044,152
Northfield Bancorp, Inc. 40,100 471,977
Northrim Bancorp, Inc. 5,734 374,258
Northwest Bancshares, Inc. 106,406 1,414,136
OceanFirst Financial Corp. 9,367 170,479
OFG Bancorp 42,792 1,723,234
Old National Bancorp 260,528 5,017,769
Old Republic International Corp. 208,158 7,270,959
OneMain Holdings, Inc. 109,662 5,446,912
Oppenheimer Holdings, Inc.,
Class A 3,097 174,764
Origin Bancorp, Inc. 3,818 119,847
Orrstown Financial Services, Inc. 144 5,391
Pacific Premier Bancorp, Inc. 47,450 1,210,449
Park National Corp. 7,570 1,307,945
Pathward Financial, Inc. 21,415 1,515,325
*Paysafe, Ltd. 17,424 370,086
PennyMac Financial Services,
Inc. 40,958 4,082,693
Peoples Bancorp of North
Carolina, Inc. 275 7,081
Peoples Bancorp, Inc. 21,145 650,843
Pinnacle Financial Partners, Inc. 62,086 6,546,969
PNC Financial Services Group,
Inc. (The) 213,634 40,220,873
Popular, Inc. 67,166 5,993,222
Preferred Bank 10,687 901,662
Premier Financial Corp. 21,760 536,602
Primis Financial Corp. 193 2,167
Principal Financial Group, Inc. 185,771 15,307,530
*ProAssurance Corp. 2,315 34,470
PROG Holdings, Inc. 36,310 1,585,658
Prosperity Bancshares, Inc. 65,485 4,793,502
Provident Financial Holdings, Inc. 4,144 64,501
Provident Financial Services, Inc. 51,745 966,597
Prudential Financial, Inc. 225,472 27,615,811
QCR Holdings, Inc. 6,754 534,241
Radian Group, Inc. 157,529 5,499,337
Raymond James Financial, Inc. 120,062 17,795,590
Regions Financial Corp. 754,044 17,999,030

95
Dimensional US Marketwide Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Reinsurance Group of America,
Inc. 44,115 $ 9,311,794
RenaissanceRe Holdings, Ltd. 25,640 6,727,936
Renasant Corp. 49,153 1,676,609
*Repay Holdings Corp. 50,574 402,316
Riverview Bancorp, Inc. 1,682 7,973
*Robinhood Markets, Inc., Class
A 188,868 4,436,509
S&T Bancorp, Inc. 24,882 945,018
Safety Insurance Group, Inc. 16,438 1,286,520
Sandy Spring Bancorp, Inc. 24,482 823,574
SB Financial Group, Inc. 1,184 22,745
Seacoast Banking Corp. of
Florida 34,888 931,510
Selective Insurance Group, Inc. 32,919 2,989,704
Shore Bancshares, Inc. 25,218 366,670
Simmons First National Corp.,
Class A 99,490 2,308,168
*SiriusPoint, Ltd. 38,826 510,174
*Skyward Specialty Insurance
Group, Inc. 2,679 118,439
SLM Corp. 106,710 2,350,821
*SoFi Technologies, Inc. 251,966 2,814,460
Southside Bancshares, Inc. 8,277 268,175
SouthState Corp. 59,861 5,838,243
State Street Corp. 183,331 17,013,117
Stellar Bancorp, Inc. 19,404 528,177
Stewart Information Services
Corp. 23,899 1,644,251
Stifel Financial Corp. 84,951 8,802,623
Stock Yards Bancorp, Inc. 15,910 1,025,877
*StoneX Group, Inc. 8,501 765,430
Synchrony Financial 408,138 22,504,729
Synovus Financial Corp. 131,079 6,536,910
T. Rowe Price Group, Inc. 47,731 5,243,728
*Texas Capital Bancshares, Inc. 41,822 3,218,203
TFS Financial Corp. 50,956 654,785
Timberland Bancorp, Inc. 3,971 114,682
Tiptree, Inc. 36,376 742,434
Tompkins Financial Corp. 304 19,620
Towne Bank 63,999 2,081,247
Travelers Cos., Inc. (The) 153,351 37,715,145
TriCo Bancshares 23,771 1,015,735
*Triumph Financial, Inc. 10,918 964,824
Truist Financial Corp. 679,533 29,253,896
Trustmark Corp. 49,975 1,735,132
UMB Financial Corp. 31,554 3,462,420
United Bankshares, Inc. 114,598 4,318,053
United Community Banks, Inc. 100,770 2,867,914
United Security Bancshares 8,637 76,351
Unity Bancorp, Inc. 3,592 138,939
Univest Financial Corp. 25,156 700,091
Unum Group 170,081 10,915,799
US Bancorp 840,039 40,582,284
Valley National Bancorp 179,061 1,695,708
Veritex Holdings, Inc. 32,670 882,090
Victory Capital Holdings, Inc.,
Class A 34,002 2,037,740
Virtu Financial, Inc., Class A 46,980 1,454,501
Shares Value†
FINANCIALS — (Continued)
Virtus Investment Partners, Inc. 6,146 $ 1,329,810
Voya Financial, Inc. 64,220 5,156,866
W. R. Berkley Corp. 120,704 6,900,648
WaFd, Inc. 72,938 2,478,433
Walker & Dunlop, Inc. 24,311 2,658,894
Waterstone Financial, Inc. 26,432 389,608
Webster Financial Corp. 97,241 5,037,084
Wells Fargo & Co. 1,957,459 127,078,238
WesBanco, Inc. 49,928 1,570,236
Westamerica Bancorp 21,783 1,122,260
Western Alliance Bancorp 91,985 7,654,072
Western New England Bancorp,
Inc. 13,698 119,310
White Mountains Insurance
Group, Ltd. 1,140 2,048,740
Willis Towers Watson PLC 27,944 8,444,397
Wintrust Financial Corp. 54,641 6,332,345
#WisdomTree, Inc. 632 6,541
*World Acceptance Corp. 4,818 549,734
WSFS Financial Corp. 51,687 2,541,450
Zions Bancorp NA 132,102 6,877,230
TOTAL FINANCIALS 2,879,647,102
HEALTH CARE — (12.7%)
Abbott Laboratories 1,142,045 129,473,642
*Acadia Healthcare Co., Inc. 67,876 2,897,626
*AdaptHealth Corp. 12,030 123,789
*Addus HomeCare Corp. 12,702 1,580,383
*Align Technology, Inc. 944 193,548
*Alkermes PLC 35,688 917,182
*Amedisys, Inc. 3,553 336,114
*AMN Healthcare Services, Inc. 5,239 198,768
*Amneal Pharmaceuticals, Inc. 6,239 52,844
*Amphastar Pharmaceuticals, Inc. 8,990 454,265
#*ANI Pharmaceuticals, Inc. 16,554 947,634
*Anika Therapeutics, Inc. 6,361 108,837
#*Arcturus Therapeutics Holdings,
Inc. 16,022 284,070
*Arcus Biosciences, Inc. 4,718 72,185
*Artivion, Inc. 8,358 220,066
#*Astrana Health, Inc. 1,853 99,654
*Avanos Medical, Inc. 24,470 457,100
#*Avantor, Inc. 470,266 10,519,850
*Azenta, Inc. 23,902 982,133
Baxter International, Inc. 232,351 8,294,931
Becton Dickinson & Co. 201,943 47,171,865
*Biogen, Inc. 62,975 10,957,650
*BioMarin Pharmaceutical, Inc. 40,444 2,664,855
*Bio-Rad Laboratories, Inc., Class
A 7,095 2,541,358
Bio-Techne Corp. 30,321 2,236,174
*Boston Scientific Corp. 347,340 29,183,507
Bristol-Myers Squibb Co. 532,168 29,679,009
#*Brookdale Senior Living, Inc. 101,814 638,374
Bruker Corp. 46,272 2,619,458
*Catalent, Inc. 96,399 5,648,981
*Catalyst Pharmaceuticals, Inc. 53,359 1,163,226
*Centene Corp. 318,736 19,844,503
*Certara, Inc. 6,740 68,748

96
Dimensional US Marketwide Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Charles River Laboratories
International, Inc. 41,861 $ 7,475,537
Cigna Group (The) 266,246 83,816,903
*Collegium Pharmaceutical, Inc. 10,728 366,254
CONMED Corp. 26,334 1,797,032
*Cooper Cos., Inc. (The) 112,481 11,774,511
*Corcept Therapeutics, Inc. 47,422 2,322,255
*Cross Country Healthcare, Inc. 33,857 386,308
*Cumberland Pharmaceuticals,
Inc. 23,319 26,117
CVS Health Corp. 1,315,903 74,295,883
Danaher Corp. 396,901 97,502,700
DENTSPLY SIRONA, Inc. 1,905 44,139
#*Dynavax Technologies Corp. 104,034 1,232,803
*Edwards Lifesciences Corp. 80,690 5,407,037
*Elanco Animal Health, Inc. 266,582 3,369,597
Elevance Health, Inc. 217,237 88,146,085
Encompass Health Corp. 85,566 8,510,394
*Enovis Corp. 33,551 1,384,650
Ensign Group, Inc. (The) 47,061 7,293,984
*Envista Holdings Corp. 156,179 3,275,074
#*Exact Sciences Corp. 37,020 2,551,789
*Exelixis, Inc. 195,901 6,503,913
*Fortrea Holdings, Inc. 54,367 914,453
GE HealthCare Technologies, Inc. 244,451 21,352,795
Gilead Sciences, Inc. 642,955 57,107,263
*Globus Medical, Inc. 17,741 1,304,673
*GoodRx Holdings, Inc., Class A 56,519 345,896
#*GRAIL, Inc. 3,550 48,174
*Haemonetics Corp. 39,378 2,802,139
*Harmony Biosciences Holdings,
Inc. 50,006 1,606,693
*HealthEquity, Inc. 55,566 4,737,002
HealthStream, Inc. 7,494 219,087
*Henry Schein, Inc. 69,888 4,908,234
*Hologic, Inc. 138,408 11,193,055
Humana, Inc. 81,030 20,891,965
*ICON PLC 31,481 6,992,245
*ICU Medical, Inc. 160 27,317
*Illumina, Inc. 11,741 1,692,348
*Incyte Corp. 76,476 5,668,401
#*Innoviva, Inc. 53,203 1,040,651
#*Integer Holdings Corp. 34,571 4,295,447
*Jazz Pharmaceuticals PLC 45,116 4,964,114
Johnson & Johnson 558,418 89,268,702
*Kewaunee Scientific Corp. 1,631 51,735
Labcorp Holdings, Inc. 58,472 13,347,403
*Ligand Pharmaceuticals, Inc. 11,081 1,171,262
*LivaNova PLC 39,971 2,063,303
#*Masimo Corp. 141 20,305
Medtronic PLC 859,761 76,733,669
*Merit Medical Systems, Inc. 18,900 1,864,674
*Moderna, Inc. 124,812 6,784,780
*Molina Healthcare, Inc. 33,705 10,826,720
National HealthCare Corp. 12,590 1,460,818
#*Neogen Corp. 15,130 216,056
*Neurocrine Biosciences, Inc. 19,769 2,377,618
*Option Care Health, Inc. 148,104 3,412,316
Shares Value†
HEALTH CARE — (Continued)
*Owens & Minor, Inc. 39,958 $ 507,866
Patterson Cos., Inc. 48,276 1,014,279
Perrigo Co. PLC 35,085 899,229
Pfizer, Inc. 3,094,314 87,569,086
Premier, Inc., Class A 61,154 1,232,253
*Prestige Consumer Healthcare,
Inc. 28,993 2,138,234
Quest Diagnostics, Inc. 95,686 14,815,063
*QuidelOrtho Corp. 25,978 988,463
*R1 RCM, Inc. 119,193 1,699,692
*Regeneron Pharmaceuticals, Inc. 54,717 45,863,789
#*Repligen Corp. 17,797 2,389,603
Revvity, Inc. 76,782 9,105,577
Select Medical Holdings Corp. 124,401 3,990,784
*Solventum Corp. 63,821 4,632,128
*STAAR Surgical Co. 164 4,754
STERIS PLC 56,689 12,576,455
*Supernus Pharmaceuticals, Inc. 30,271 1,031,333
#*Surgery Partners, Inc. 36,505 1,051,344
*Tactile Systems Technology, Inc. 10,500 152,355
Teleflex, Inc. 31,145 6,262,014
*Tenet Healthcare Corp. 20,520 3,181,010
Thermo Fisher Scientific, Inc. 222,609 121,615,749
*United Therapeutics Corp. 35,462 13,261,724
UnitedHealth Group, Inc. 3,733 2,107,279
Universal Health Services, Inc.,
Class B 55,434 11,325,721
US Physical Therapy, Inc. 7,935 636,228
*Varex Imaging Corp. 13,153 172,699
#*Vaxcyte, Inc. 2,589 275,340
Viatris, Inc. 810,456 9,401,290
Zimmer Biomet Holdings, Inc. 126,404 13,515,116
*Zimvie, Inc. 23,182 319,100
TOTAL HEALTH CARE 1,455,562,164
INDUSTRIALS — (14.3%)
*AAR Corp. 34,898 2,048,513
ABM Industries, Inc. 67,898 3,602,668
Acme United Corp. 1,030 40,891
Acuity Brands, Inc. 30,953 9,307,258
AECOM 22,895 2,445,186
AGCO Corp. 72,028 7,191,276
Air Lease Corp. 99,236 4,401,117
*Air Transport Services Group,
Inc. 11,746 202,501
Alamo Group, Inc. 12,627 2,140,782
*Alaska Air Group, Inc. 110,934 5,314,848
Albany International Corp. 28,126 1,910,318
*Alight, Inc., Class A 290,335 2,012,022
Allegiant Travel Co. 7,017 456,175
Allient, Inc. 2,187 37,813
Allison Transmission Holdings,
Inc. 45,888 4,903,592
*Amentum Holdings, Inc. 86,784 2,580,956
*Ameresco, Inc., Class A 72 2,215
*American Woodmark Corp. 13,850 1,256,334
AMETEK, Inc. 135,352 24,815,436
*API Group Corp. 194,033 6,624,287
Apogee Enterprises, Inc. 22,899 1,713,761

97
Dimensional US Marketwide Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Applied Industrial Technologies,
Inc. 31,672 $ 7,334,918
ArcBest Corp. 20,225 2,107,041
Arcosa, Inc. 50,861 4,762,624
Argan, Inc. 8,251 1,089,462
Astec Industries, Inc. 21,823 693,535
Atkore, Inc. 4,402 377,516
*AZEK Co., Inc. (The) 55,199 2,428,756
AZZ, Inc. 22,701 1,729,362
Barnes Group, Inc. 44,237 2,068,522
Barrett Business Services, Inc. 5,260 190,359
*Beacon Roofing Supply, Inc. 54,917 5,056,208
*BlueLinx Holdings, Inc. 7,142 781,763
Boise Cascade Co. 42,760 5,688,363
Brady Corp., Class A 46,476 3,306,303
*BrightView Holdings, Inc. 40,495 663,308
*Builders FirstSource, Inc. 85,687 14,686,752
*CACI International, Inc., Class A 22,262 12,301,091
Cadre Holdings, Inc. 1,578 54,867
Carlisle Cos., Inc. 19,742 8,335,665
Carrier Global Corp. 313,797 22,819,318
*CBIZ, Inc. 47,326 3,262,181
*CECO Environmental Corp. 7,982 189,972
#*Chart Industries, Inc. 1,145 138,224
Chicago Rivet & Machine Co. 700 13,129
*Clarivate PLC 31,057 204,976
*Clean Harbors, Inc. 26,276 6,076,588
CNH Industrial NV 622 6,985
Columbus McKinnon Corp. 23,018 732,203
CompX International, Inc. 500 14,095
#Concentrix Corp. 55,442 2,356,839
*Construction Partners, Inc.,
Class A 8,389 660,466
Copa Holdings SA, Class A 26,297 2,558,698
*Core & Main, Inc., Class A 18,487 818,604
Costamare, Inc. 99,279 1,351,187
Covenant Logistics Group, Inc. 7,080 358,248
CRA International, Inc. 3,482 634,211
Crane Co. 23,458 3,689,474
CSG Systems International, Inc. 6,788 316,389
CSX Corp. 1,130,746 38,038,295
Cummins, Inc. 103,779 34,141,215
Curtiss-Wright Corp. 36,844 12,709,706
*Custom Truck One Source, Inc. 39,181 160,250
#*Dayforce, Inc. 24,600 1,745,370
Deere & Co. 172,967 69,998,015
Delta Air Lines, Inc. 547,712 31,340,081
Deluxe Corp. 21,758 408,180
*Distribution Solutions Group, Inc. 16,453 633,440
*DNOW, Inc. 98,258 1,162,392
Douglas Dynamics, Inc. 14,892 337,304
Dover Corp. 91,858 17,391,475
*Driven Brands Holdings, Inc. 1,327 19,706
*Ducommun, Inc. 12,645 743,400
#Dun & Bradstreet Holdings, Inc. 238,453 2,835,206
*DXP Enterprises, Inc. 14,361 704,838
*Dycom Industries, Inc. 25,133 4,381,436
Eastern Co. (The) 8,217 255,877
Shares Value†
INDUSTRIALS — (Continued)
Eaton Corp. PLC 141,097 $ 46,784,943
EMCOR Group, Inc. 21,201 9,457,130
Emerson Electric Co. 260,341 28,187,120
Enerpac Tool Group Corp. 3,642 160,685
EnerSys 42,328 4,099,890
Ennis, Inc. 27,461 559,106
Enpro, Inc. 15,117 2,201,186
*Enviri Corp. 498 3,815
ESAB Corp. 51,702 6,361,414
ESCO Technologies, Inc. 26,868 3,373,009
Espey Mfg. & Electronics Corp. 1,671 52,302
Federal Signal Corp. 28,843 2,352,724
FedEx Corp. 213,870 58,568,300
#*First Advantage Corp. 122,806 2,225,245
Flowserve Corp. 126,158 6,640,957
*Fluor Corp. 107,900 5,641,012
Fortive Corp. 251,325 17,952,145
Fortune Brands Innovations, Inc. 122,062 10,171,426
Franklin Electric Co., Inc. 41,558 3,977,516
*FTI Consulting, Inc. 25,868 5,046,329
*Gates Industrial Corp. PLC 211,616 4,094,770
GATX Corp. 37,137 5,115,993
Genco Shipping & Trading, Ltd. 20,882 328,683
*Gencor Industries, Inc. 12,989 258,741
*Generac Holdings, Inc. 45,160 7,476,238
General Dynamics Corp. 166,213 48,469,373
Genpact, Ltd. 161,489 6,164,035
*Gibraltar Industries, Inc. 31,698 2,139,298
Global Industrial Co. 175 4,643
*GMS, Inc. 37,981 3,414,112
Gorman-Rupp Co. (The) 18,351 678,069
#Granite Construction, Inc. 40,717 3,422,264
*Great Lakes Dredge & Dock
Corp. 44,893 513,127
#Greenbrier Cos., Inc. (The) 27,768 1,645,809
*GXO Logistics, Inc. 103,960 6,217,848
H&E Equipment Services, Inc. 32,269 1,686,055
*Hayward Holdings, Inc. 182,575 2,968,670
*Healthcare Services Group, Inc. 12,661 138,891
Heartland Express, Inc. 5,002 54,047
Heidrick & Struggles International,
Inc. 18,634 727,844
Helios Technologies, Inc. 7,962 367,287
Herc Holdings, Inc. 25,429 5,318,221
Hexcel Corp. 59,981 3,520,285
Hillenbrand, Inc. 9,152 252,138
*Hillman Solutions Corp. 150,746 1,597,908
HNI Corp. 39,846 1,963,611
Hub Group, Inc., Class A 59,215 2,569,339
Huntington Ingalls Industries, Inc. 35,251 6,520,025
Hurco Cos., Inc. 7,268 152,701
*Huron Consulting Group, Inc. 20,350 2,355,105
Hyster-Yale, Inc. 9,866 626,195
ICF International, Inc. 19,611 3,306,218
IDEX Corp. 21,317 4,575,481
*IES Holdings, Inc. 7,973 1,743,416
Ingersoll Rand, Inc. 272,494 26,159,424
Insteel Industries, Inc. 17,561 473,620

98
Dimensional US Marketwide Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Interface, Inc. 11,980 $ 209,291
ITT, Inc. 80,951 11,342,854
Jacobs Solutions, Inc. 86,784 12,200,095
*Janus International Group, Inc. 93,501 688,167
JB Hunt Transport Services, Inc. 24,995 4,514,597
*JELD-WEN Holding, Inc. 35,371 500,853
#*JetBlue Airways Corp. 117,774 671,312
John Bean Technologies Corp. 21,502 2,395,753
Johnson Controls International
PLC 413,249 31,220,962
#Kadant, Inc. 10,322 3,437,845
KBR, Inc. 57,963 3,884,101
Kennametal, Inc. 77,476 1,961,692
*Kirby Corp. 56,396 6,472,005
Knight-Swift Transportation
Holdings, Inc. 109,752 5,715,884
Korn Ferry 54,584 3,856,360
*Kratos Defense & Security
Solutions, Inc. 86,984 1,976,276
L3Harris Technologies, Inc. 121,634 30,100,766
Leidos Holdings, Inc. 101,394 18,571,325
*Leonardo DRS, Inc. 41,088 1,235,516
*Limbach Holdings, Inc. 5,585 424,292
Lindsay Corp. 9,086 1,087,594
LSI Industries, Inc. 15,841 259,159
ManpowerGroup, Inc. 42,565 2,675,210
Marten Transport, Ltd. 83,317 1,289,747
*MasTec, Inc. 64,285 7,899,984
*Masterbrand, Inc. 123,149 2,211,756
Matson, Inc. 35,706 5,530,502
Matthews International Corp.,
Class A 16,661 388,035
Maximus, Inc. 56,390 4,874,352
McGrath RentCorp 22,433 2,550,632
MDU Resources Group, Inc. 178,338 5,145,051
*Mercury Systems, Inc. 4,819 155,895
*Middleby Corp. (The) 47,577 6,170,737
Miller Industries, Inc. 12,074 792,537
MillerKnoll, Inc. 64,391 1,439,783
*Montrose Environmental Group,
Inc. 1,723 45,436
Moog, Inc., Class A 30,069 5,671,013
*MRC Global, Inc. 65,234 799,769
MSC Industrial Direct Co., Inc. 49,361 3,902,974
#Mueller Industries, Inc. 107,939 8,847,760
Mueller Water Products, Inc.,
Class A 140,347 3,030,092
*MYR Group, Inc. 17,326 2,269,706
National Presto Industries, Inc. 1,249 89,841
*NEXTracker, Inc., Class A 55,218 2,198,781
Nordson Corp. 4,494 1,114,018
Norfolk Southern Corp. 208,987 52,336,614
Northrop Grumman Corp. 80,728 41,092,167
*Northwest Pipe Co. 5,286 237,289
*NV5 Global, Inc. 47,936 1,095,338
nVent Electric PLC 141,373 10,542,185
*OPENLANE, Inc. 40,499 639,884
Oshkosh Corp. 61,638 6,301,869
Owens Corning 91,149 16,114,232
Shares Value†
INDUSTRIALS — (Continued)
PACCAR, Inc. 403,573 $ 42,084,592
*PAM Transportation Services,
Inc. 21,976 340,188
Park Aerospace Corp. 9,330 126,235
Parker-Hannifin Corp. 33,142 21,014,348
*Parsons Corp. 65,221 7,054,303
Pentair PLC 143,011 14,175,250
*Perma-Pipe International
Holdings, Inc. 8,687 112,844
#Powell Industries, Inc. 2,531 645,354
Preformed Line Products Co. 400 49,200
Primoris Services Corp. 49,495 3,099,377
*Proto Labs, Inc. 4,342 118,971
Quanex Building Products Corp. 30,731 893,043
Quanta Services, Inc. 57,890 17,461,361
*Radiant Logistics, Inc. 42,044 279,593
#*RBC Bearings, Inc. 17,827 4,997,799
*RCM Technologies, Inc. 4,021 89,869
Regal Rexnord Corp. 45,214 7,529,940
Republic Services, Inc. 84,079 16,647,642
*Resideo Technologies, Inc. 133,852 2,632,869
Resources Connection, Inc. 19,788 159,293
REV Group, Inc. 11,210 297,065
Robert Half, Inc. 34,973 2,382,011
RTX Corp. 667,230 80,728,158
#Rush Enterprises, Inc., Class A 45,502 2,574,503
Rush Enterprises, Inc., Class B 38,475 1,868,346
*RXO, Inc. 832 23,454
Ryder System, Inc. 45,864 6,708,986
*Saia, Inc. 5,073 2,478,719
Schneider National, Inc., Class B 77,266 2,185,082
Science Applications International
Corp. 46,226 6,669,950
Sensata Technologies Holding
PLC 53,370 1,832,726
Shyft Group, Inc. (The) 23,938 309,279
*SIFCO Industries, Inc. 4,527 16,433
Simpson Manufacturing Co., Inc. 27,224 4,894,603
#*SiteOne Landscape Supply,
Inc. 28,199 3,940,528
*SkyWest, Inc. 42,051 4,003,255
Snap-on, Inc. 45,551 15,037,752
#Southwest Airlines Co. 385,099 11,776,327
*SPX Technologies, Inc. 10,293 1,476,943
SS&C Technologies Holdings,
Inc. 215,794 15,090,474
Standex International Corp. 12,421 2,283,973
Stanley Black & Decker, Inc. 100,648 9,354,225
Steelcase, Inc., Class A 78,839 948,433
*Stericycle, Inc. 82,375 5,063,591
#*Sterling Check Corp. 26,630 463,096
*Sterling Infrastructure, Inc. 15,343 2,369,726
*TaskUS, Inc., Class A 3,653 46,174
#Tecnoglass, Inc. 39,881 2,733,045
Tennant Co. 15,262 1,336,341
Terex Corp. 62,668 3,240,562
Textron, Inc. 138,181 11,112,516
*Thermon Group Holdings, Inc. 26,453 693,333
Timken Co. (The) 62,071 5,151,893

99
Dimensional US Marketwide Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Titan International, Inc. 18,000 $ 115,920
*Titan Machinery, Inc. 23,183 318,187
Toro Co. (The) 24,778 1,994,133
TransUnion 106,735 10,812,255
Trinity Industries, Inc. 85,011 2,914,177
TTEC Holdings, Inc. 41,606 216,351
Twin Disc, Inc. 6,900 80,109
UFP Industries, Inc. 62,270 7,618,112
#U-Haul Holding Co. 194,589 13,282,645
#*U-Haul Holding Co. 11,068 811,616
*Ultralife Corp. 3,309 27,829
UniFirst Corp. 15,647 2,813,487
*United Airlines Holdings, Inc. 281,344 22,017,981
United Rentals, Inc. 27,842 22,629,978
Universal Logistics Holdings, Inc. 3,032 127,465
*Upwork, Inc. 249 3,376
*V2X, Inc. 17,706 1,090,690
Valmont Industries, Inc. 13,402 4,177,135
Vestis Corp. 4,612 62,354
*Vicor Corp. 1,638 74,873
#Virco Mfg. Corp. 12,601 176,792
#VSE Corp. 13,500 1,385,370
Wabash National Corp. 28,808 502,412
Watts Water Technologies, Inc.,
Class A 17,353 3,307,308
Werner Enterprises, Inc. 58,110 2,143,678
WESCO International, Inc. 53,185 10,209,924
Westinghouse Air Brake
Technologies Corp. 120,336 22,620,761
Willis Lease Finance Corp. 6,713 1,217,268
#*WillScot Holdings Corp. 465 15,410
Woodward, Inc. 40,641 6,668,782
Xylem, Inc. 120,500 14,674,490
#Zurn Elkay Water Solutions
Corp. 157,082 5,670,660
TOTAL INDUSTRIALS 1,639,273,064
INFORMATION TECHNOLOGY — (9.5%)
A10 Networks, Inc. 44,155 646,871
*ACI Worldwide, Inc. 95,051 4,676,509
Adeia, Inc. 74,019 920,056
Advanced Energy Industries, Inc. 30,844 3,347,499
*Advanced Micro Devices, Inc. 580,528 83,636,669
*Akamai Technologies, Inc. 123,966 12,530,483
#*Alithya Group, Inc., Class A 11,334 14,564
*Alpha & Omega Semiconductor,
Ltd. 20,661 682,639
Amdocs, Ltd. 112,493 9,870,698
Amkor Technology, Inc. 214,769 5,465,871
Analog Devices, Inc. 296,251 66,096,561
*Arrow Electronics, Inc. 57,290 6,798,604
*ASGN, Inc. 48,015 4,422,182
*Aspen Technology, Inc. 37,217 8,735,946
*AstroNova, Inc. 6,285 79,568
Avnet, Inc. 78,934 4,279,012
*Aware, Inc. 14,326 23,351
*Axcelis Technologies, Inc. 4,555 388,587
Bel Fuse, Inc., Class A 3,574 362,225
Bel Fuse, Inc., Class B 7,655 577,340
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Belden, Inc. 36,340 $ 4,138,036
Benchmark Electronics, Inc. 41,031 1,776,642
*Calix, Inc. 43,861 1,551,802
*CCC Intelligent Solutions
Holdings, Inc. 220,705 2,297,539
*Ciena Corp. 104,825 6,657,436
#*Cipher Mining, Inc. 26,702 131,641
*Cirrus Logic, Inc. 57,310 6,293,784
Cisco Systems, Inc. 3,000,219 164,321,995
Cognex Corp. 5,207 209,478
Cognizant Technology Solutions
Corp., Class A 440,746 32,875,244
*Coherent Corp. 100,987 9,335,238
*Cohu, Inc. 25,178 627,436
Corning, Inc. 842,976 40,117,228
#Crane NXT Co. 45,617 2,475,635
CSP, Inc. 4,507 56,202
CTS Corp. 31,946 1,581,008
*Daktronics, Inc. 21,952 286,035
*Diebold Nixdorf, Inc. 2,208 102,186
*Digi International, Inc. 35,188 1,019,396
*Diodes, Inc. 46,848 2,739,671
Dolby Laboratories, Inc., Class A 35,700 2,602,530
*DoubleVerify Holdings, Inc. 55,441 945,269
*DXC Technology Co. 153,024 3,039,057
*E2open Parent Holdings, Inc. 24,115 70,657
Entegris, Inc. 49,143 5,145,764
*EPAM Systems, Inc. 12,659 2,388,120
*ePlus, Inc. 28,083 2,497,983
*F5, Inc. 50,441 11,797,141
*Fabrinet 13,918 3,353,820
*First Solar, Inc. 63,577 12,364,455
*Flex, Ltd. 413,668 14,341,870
*FormFactor, Inc. 10,274 390,207
Frequency Electronics, Inc. 7,390 93,262
#*Globant SA 25,774 5,409,705
*GSI Technology, Inc. 2,491 7,921
*Harmonic, Inc. 28,957 321,133
Hewlett Packard Enterprise Co. 1,006,280 19,612,397
*Ichor Holdings, Ltd. 15,351 418,468
*Informatica, Inc., Class A 28,884 788,533
#*Insight Enterprises, Inc. 34,141 5,971,944
#*Instructure Holdings, Inc. 1,265 29,778
Intel Corp. 1,346,037 28,966,716
#InterDigital, Inc. 18,699 2,813,078
*IPG Photonics Corp. 4,191 339,303
*Itron, Inc. 40,320 4,506,163
Jabil, Inc. 12,051 1,483,358
Juniper Networks, Inc. 222,299 8,647,431
*Key Tronic Corp. 15,978 95,868
*Keysight Technologies, Inc. 33,519 4,994,666
*Kimball Electronics, Inc. 23,443 417,051
*Knowles Corp. 57,585 997,372
Kulicke & Soffa Industries, Inc. 29,014 1,301,568
*Kyndryl Holdings, Inc. 136,029 3,113,704
Littelfuse, Inc. 20,116 4,920,977
*LiveRamp Holdings, Inc. 7,183 179,790
#*Lumentum Holdings, Inc. 36,159 2,309,475

100
Dimensional US Marketwide Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Marvell Technology, Inc. 368,345 $ 29,508,118
*MaxLinear, Inc. 8,609 111,659
*Meridianlink, Inc. 16,032 352,063
Methode Electronics, Inc. 23,261 202,836
Micron Technology, Inc. 596,714 59,462,550
*Mirion Technologies, Inc. 145,569 2,154,421
*Mitek Systems, Inc. 35,361 303,751
MKS Instruments, Inc. 27,760 2,757,401
*N-able, Inc. 54,117 661,851
*NCR Voyix Corp. 78,163 1,001,268
*NetScout Systems, Inc. 30,219 635,506
*Okta, Inc. 92,295 6,635,088
*ON Semiconductor Corp. 206,331 14,544,272
*Onto Innovation, Inc. 14,462 2,868,248
*Optical Cable Corp. 10,474 25,661
*OSI Systems, Inc. 16,518 2,183,845
PC Connection, Inc. 27,521 1,751,712
#*Penguin Solutions, Inc. 5,195 78,185
*Photronics, Inc. 65,768 1,499,510
*Plexus Corp. 28,516 4,109,156
Progress Software Corp. 5,525 354,097
*Qorvo, Inc. 66,527 4,740,714
*Rambus, Inc. 242 11,572
Richardson Electronics, Ltd. 6,586 90,492
*Rogers Corp. 4,018 402,925
Roper Technologies, Inc. 53,766 28,911,591
Salesforce, Inc. 426,135 124,162,955
*Sanmina Corp. 49,450 3,466,445
Sapiens International Corp. NV 21,916 808,262
*ScanSource, Inc. 20,741 879,626
*SentinelOne, Inc., Class A 74,442 1,919,859
*Silicon Laboratories, Inc. 5,321 552,639
Skyworks Solutions, Inc. 134,249 11,757,527
SolarWinds Corp. 79,370 1,038,160
#*Sprinklr, Inc., Class A 175 1,300
#*Stratasys, Ltd. 1,989 14,221
#*Super Micro Computer, Inc. 356,575 10,379,898
*Synaptics, Inc. 18,292 1,256,112
TD SYNNEX Corp. 69,628 8,031,590
TE Connectivity PLC 242,683 35,776,328
*Teledyne Technologies, Inc. 30,684 13,971,039
*Trimble, Inc. 140,619 8,507,450
*TTM Technologies, Inc. 92,781 2,082,006
*Twilio, Inc., Class A 98,646 7,955,800
*Ultra Clean Holdings, Inc. 39,791 1,331,009
#*Veeco Instruments, Inc. 47,593 1,369,727
*Verint Systems, Inc. 54,684 1,164,769
*Viavi Solutions, Inc. 143,899 1,326,749
Vishay Intertechnology, Inc. 131,445 2,229,307
*Vishay Precision Group, Inc. 13,718 318,395
Vontier Corp. 1,450 53,766
#*Western Digital Corp. 211,704 13,826,388
#Xerox Holdings Corp. 39,267 320,811
*Zebra Technologies Corp. 19,984 7,633,288
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Zoom Video Communications,
Inc., Class A 120,275 $ 8,989,354
TOTAL INFORMATION
TECHNOLOGY 1,085,308,673
MATERIALS — (6.6%)
AdvanSix, Inc. 15,488 439,395
Air Products and Chemicals, Inc. 142,297 44,187,487
#Albemarle Corp. 83,058 7,868,084
Alcoa Corp. 38,051 1,525,465
Alpha Metallurgical Resources,
Inc. 12,234 2,548,342
Amcor PLC 1,129,627 12,572,749
AptarGroup, Inc. 57,343 9,628,463
#*Arcadium Lithium PLC 200,643 1,081,466
Arch Resources, Inc. 15,668 2,299,436
*Ascent Industries Co. 1,028 9,745
Ashland, Inc. 52,466 4,437,050
*ATI, Inc. 72,512 3,822,108
Avient Corp. 81,397 3,793,914
*Axalta Coating Systems, Ltd. 179,459 6,805,085
Ball Corp. 174,583 10,344,043
Berry Global Group, Inc. 115,812 8,158,955
Cabot Corp. 48,553 5,235,470
Carpenter Technology Corp. 45,476 6,798,662
Celanese Corp. 94,405 11,892,198
*Century Aluminum Co. 58,217 1,027,530
CF Industries Holdings, Inc. 177,502 14,595,989
*Clearwater Paper Corp. 895 22,545
*Cleveland-Cliffs, Inc. 62,825 815,469
*Coeur Mining, Inc. 330,532 2,128,626
Commercial Metals Co. 107,073 5,760,527
*Core Molding Technologies, Inc. 9,557 143,833
Corteva, Inc. 330,750 20,149,290
CRH PLC 153,272 14,626,747
Crown Holdings, Inc. 101,563 9,501,219
Dow, Inc. 583,843 28,830,167
DuPont de Nemours, Inc. 209,067 17,350,470
Eastman Chemical Co. 101,324 10,648,139
Element Solutions, Inc. 235,511 6,382,348
Ferroglobe PLC 22,898 95,943
FMC Corp. 2,316 150,517
Fortitude Gold Corp. 14,303 78,094
Freeport-McMoRan, Inc. 1,117,097 50,291,707
Friedman Industries, Inc. 3,048 42,520
#Graphic Packaging Holding Co. 280,159 7,917,293
Greif, Inc., Class A 22,894 1,429,501
Greif, Inc., Class B 400 26,772
#Hawkins, Inc. 11,730 1,253,937
Haynes International, Inc. 10,047 606,437
HB Fuller Co. 55,871 4,088,640
Hecla Mining Co. 229,068 1,486,651
Huntsman Corp. 182,321 4,011,062
*Ingevity Corp. 9,146 382,211
Innospec, Inc. 23,876 2,573,355
International Flavors &
Fragrances, Inc. 122,650 12,195,090
#International Paper Co. 262,847 14,598,522
Kaiser Aluminum Corp. 22,880 1,699,069

101
Dimensional US Marketwide Value ETF
continued
Shares Value†
MATERIALS — (Continued)
*Knife River Corp. 51,848 $ 5,045,847
Koppers Holdings, Inc. 1,585 53,906
Linde PLC 160,781 73,340,253
Louisiana-Pacific Corp. 74,981 7,415,621
*LSB Industries, Inc. 23,056 189,059
LyondellBasell Industries NV,
Class A 293,879 25,523,391
Martin Marietta Materials, Inc. 53,296 31,569,353
Materion Corp. 19,192 1,950,483
Mativ Holdings, Inc. 31,762 490,723
Mercer International, Inc. 21,665 141,256
*Metallus, Inc. 34,812 490,501
Minerals Technologies, Inc. 33,642 2,532,906
Mosaic Co. (The) 11,518 308,222
Myers Industries, Inc. 22,693 267,324
NewMarket Corp. 1,483 778,531
Newmont Corp. 449,271 20,414,874
#Northern Technologies
International Corp. 6,070 77,150
Nucor Corp. 237,578 33,698,064
*O-I Glass, Inc. 81,303 903,276
Olin Corp. 108,298 4,443,467
Olympic Steel, Inc. 9,966 357,580
Orion SA 12,875 192,996
Packaging Corp. of America 72,527 16,604,331
Pactiv Evergreen, Inc. 32,654 370,296
*Perimeter Solutions SA 15,686 208,310
PPG Industries, Inc. 150,288 18,712,359
#Quaker Chemical Corp. 12,319 1,867,314
Radius Recycling, Inc. 9,474 153,384
*Rayonier Advanced Materials,
Inc. 34,248 272,614
Reliance, Inc. 57,062 16,339,133
Royal Gold, Inc. 45,105 6,588,036
Ryerson Holding Corp. 22,910 499,209
Sensient Technologies Corp. 39,223 2,960,552
Silgan Holdings, Inc. 90,746 4,695,198
Smurfit WestRock PLC, GDR 178,934 9,215,101
Sonoco Products Co. 88,815 4,664,564
Steel Dynamics, Inc. 173,371 22,624,916
Stepan Co. 19,938 1,442,315
*Summit Materials, Inc., Class A 113,477 5,379,945
SunCoke Energy, Inc. 67,414 695,038
Sylvamo Corp. 38,502 3,273,440
TriMas Corp. 27,550 739,718
Tronox Holdings PLC 138,213 1,675,142
Shares Value†
MATERIALS — (Continued)
United States Lime & Minerals,
Inc. 14,241 $ 1,606,100
#United States Steel Corp. 164,832 6,403,723
*Universal Stainless & Alloy
Products, Inc. 6,269 274,081
Vulcan Materials Co. 101,616 27,835,671
Warrior Met Coal, Inc. 5,685 358,894
Westlake Corp. 49,079 6,475,483
Worthington Steel, Inc. 25,977 993,360
TOTAL MATERIALS 751,471,347
REAL ESTATE — (0.6%)
*CBRE Group, Inc., Class A 203,200 26,613,104
*CoStar Group, Inc. 173,506 12,629,502
*Cushman & Wakefield PLC 181,295 2,456,547
*Forestar Group, Inc. 41,532 1,311,165
*Howard Hughes Holdings, Inc. 33,481 2,545,895
*Jones Lang LaSalle, Inc. 30,815 8,349,633
Marcus & Millichap, Inc. 20,125 761,530
Newmark Group, Inc., Class A 81,521 1,222,000
#*Seaport Entertainment Group,
Inc. 8,435 229,010
*Stratus Properties, Inc. 2,821 62,880
*Zillow Group, Inc., Class A 31,167 1,809,244
*Zillow Group, Inc., Class C 107,750 6,474,698
TOTAL REAL ESTATE 64,465,208
UTILITIES — (0.2%)
Brookfield Renewable Corp.,
Class A 16,496 504,448
New Jersey Resources Corp. 82,905 3,804,511
NRG Energy, Inc. 108,346 9,794,478
#Ormat Technologies, Inc. 47,608 3,761,984
TOTAL UTILITIES 17,865,421
TOTAL COMMON STOCKS 11,215,394,545
RIGHTS/WARRANTS — ( 0.0% )
HEALTH CARE — (0.0%)
*OmniAb Operations, Inc. 423 –
*OmniAb Operations, Inc. 423 –
TOTAL HEALTH CARE –
TOTAL RIGHTS/WARRANTS –
TOTAL INVESTMENT SECURITIES — (98.2%)
(Cost $7,107,844,630) 11,215,394,545
SECURITIES LENDING COLLATERAL — (1.8%)
@§The DFA Short Term
Investment Fund 18,149,541 209,917,589
TOTAL INVESTMENTS — ( 100.0% )
(Cost $7,317,762,219) $ 11,425,312,134

102
Dimensional US Marketwide Value ETF
continued
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 791,207,324 $ — $ — $ 791,207,324
Consumer Discretionary ................ 628,828,252 — — 628,828,252
Consumer Staples .................... 487,027,521 — — 487,027,521
Energy ............................. 1,414,738,469 — — 1,414,738,469
Financials ........................... 2,879,647,102 — — 2,879,647,102
Health Care ......................... 1,455,562,164 — — 1,455,562,164
Industrials ........................... 1,638,809,968 463,096 — 1,639,273,064
Information Technology ................ 1,085,308,673 — — 1,085,308,673
Materials ........................... 751,471,347 — — 751,471,347
Real Estate .......................... 64,465,208 — — 64,465,208
Utilities ............................. 17,865,421 — — 17,865,421
Rights/Warrants
Health Care ......................... — — — —
Securities Lending Collateral .............. — 209,917,589 — 209,917,589
Total Investments ....................... $11,214,931,449 $210,380,685 $— $11,425,312,134
See accompanying Notes to Financial Statements.

103
Dimensional International Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2024
Shares Value †
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.5%)
Ampol , Ltd. 118,785 $ 2,170,733
*ANZ Group Holdings, Ltd. 2,160,437 44,079,866
Aurizon Holdings, Ltd. 4,814,761 10,659,382
Bendigo & Adelaide Bank, Ltd. 665,475 5,361,391
BlueScope Steel, Ltd. 1,380,263 18,361,678
Brickworks, Ltd. 11,221 199,472
*Challenger, Ltd. 545,063 2,159,945
*Cleanaway Waste
Management, Ltd. 2,277,449 4,072,414
Endeavour Group, Ltd. 97,254 298,759
Evolution Mining, Ltd. 4,997,048 17,150,841
Fortescue, Ltd. 1,210,157 15,195,131
#Harvey Norman Holdings,
Ltd. 1,698,569 5,095,529
Incitec Pivot, Ltd. 3,395,758 6,694,896
* Lendlease Corp., Ltd. 100,844 447,838
National Australia Bank, Ltd. 3,261,719 82,893,194
New Hope Corp., Ltd. 293,608 936,564
*Northern Star Resources, Ltd. 2,088,285 24,251,528
*Orica, Ltd. 884,424 10,045,006
Origin Energy, Ltd. 2,335,036 14,728,566
QBE Insurance Group, Ltd. 1,661,482 18,729,109
Rio Tinto, Ltd. 392,982 30,710,728
Santos, Ltd. 7,940,468 35,262,768
Seven Group Holdings, Ltd. 99,988 2,732,328
Sonic Healthcare, Ltd. 894,461 15,777,507
South32, Ltd. 5,463,912 13,170,192
Suncorp Group, Ltd. 2,069,111 24,286,358
#TPG Telecom, Ltd. 330,818 979,418
Westpac Banking Corp. 2,995,397 63,018,858
Whitehaven Coal, Ltd. 1,995,957 8,903,052
Woodside Energy Group, Ltd. 2,020,189 31,466,211
Worley, Ltd. 308,389 2,827,923
# Yancoal Australia, Ltd. 1,197,769 5,115,184
TOTAL AUSTRALIA 517,782,369
AUSTRIA — (0.2%)
Erste Group Bank AG 108,627 6,101,726
OMV AG 132,047 5,461,878
TOTAL AUSTRIA 11,563,604
BELGIUM — (0.7%)
Ageas SA 244,561 12,712,467
Anheuser-Busch InBev SA 58,141 3,470,370
#Anheuser-Busch InBev SA,
Sponsored ADR 277 16,445
KBC Group NV 399,720 28,936,098
Solvay SA, Class A 88,570 3,563,531
Syensqo SA 109,660 8,456,265
TOTAL BELGIUM 57,155,176
CANADA — (10.6%)
# Agnico Eagle Mines, Ltd. 276,146 23,828,638
Agnico Eagle Mines, Ltd. 233 20,088
AltaGas , Ltd. 267,674 6,388,690
Shares Value †
CANADA — (Continued)
ARC Resources, Ltd. 318,539 $ 5,269,564
Bank of Montreal 522,870 47,643,914
Bank of Montreal 218,014 19,844,052
#Bank of Nova Scotia (The) 911,629 46,939,777
Bank of Nova Scotia (The) 262,175 13,483,501
Barrick Gold Corp. 1,030,958 19,918,109
Barrick Gold Corp. 67,811 1,309,081
Canadian Imperial Bank of
Commerce 594,239 37,134,875
Canadian Imperial Bank of
Commerce, ADR 777,811 48,659,856
#*Canadian Tire Corp., Ltd.,
Class A 54,835 5,828,690
Cenovus Energy, Inc., ADR 1,812,677 29,129,719
Empire Co., Ltd., Class A 246,350 7,099,164
Endeavour Mining PLC 199,554 4,413,537
Fairfax Financial Holdings, Ltd. 47,842 59,384,211
*First Quantum Minerals, Ltd. 161,878 2,089,160
iA Financial Corp., Inc. 255,810 20,817,882
IGM Financial, Inc. 113,142 3,395,193
Imperial Oil, Ltd. 6,722 500,655
Kinross Gold Corp. 2,584,744 26,054,220
Kinross Gold Corp. 1,396,532 14,076,025
Lundin Mining Corp. 1,427,736 13,868,177
Magna International, Inc. 40,366 1,591,821
Magna International, Inc., ADR 550,052 21,710,552
Manulife Financial Corp., ADR 1,288,170 37,627,446
MEG Energy Corp. 492,914 8,999,363
Nutrien , Ltd. 669,501 31,921,808
Nutrien , Ltd. 212,512 10,121,361
#Pan American Silver Corp. 302,619 7,084,311
Saputo, Inc. 16,900 322,008
Suncor Energy, Inc. 290,513 10,954,025
Suncor Energy, Inc. 1,589,091 60,019,967
Teck Resources, Ltd., Class A 363 17,060
Teck Resources, Ltd., Class B 9,950 462,399
Teck Resources, Ltd., Class B 1,071,714 49,823,984
Toronto-Dominion Bank (The) 185,185 10,225,395
Toronto-Dominion Bank (The),
ADR 1,624,377 89,779,317
Tourmaline Oil Corp. 676,662 31,159,607
#West Fraser Timber Co., Ltd. 30,138 2,724,475
West Fraser Timber Co., Ltd. 86,989 7,847,388
#Whitecap Resources, Inc. 981,528 7,315,955
TOTAL CANADA 846,805,020
DENMARK — (3.1%)
AP Moller - Maersk A/S, Class
A 1,057 1,604,744
AP Moller - Maersk A/S, Class
B 1,422 2,235,475
Carlsberg A/S, Class B 189,483 20,823,975
Coloplast A/S, Class B 190,415 23,703,653
Danske Bank A/S 500,856 14,741,458
* Demant A/S 222,890 8,162,959

104
Dimensional International Value ETF
continued
Shares Value †
DENMARK — (Continued)
DSV A/S 224,151 $ 48,631,659
* Genmab A/S 43,900 9,805,683
* Genmab A/S, Class S, ADR 9,780 218,290
H Lundbeck A/S 260,514 1,693,543
Novo Nordisk A/S, Class B 33,088 3,675,347
Novo Nordisk A/S, Sponsored
ADR 1,180 132,101
Novonesis ( Novozymes ) B 568,327 35,547,582
Pandora A/S 238,566 35,906,702
ROCKWOOL A/S, Class A 425 181,879
ROCKWOOL A/S, Class B 16,760 7,206,608
* Svitzer Group A/S 3,563 123,539
Tryg A/S 252,817 5,943,267
* Vestas Wind Systems A/S 1,173,413 22,050,760
*Zealand Pharma A/S 18,727 2,154,847
TOTAL DENMARK 244,544,071
FINLAND — (0.7%)
Fortum OYJ 146,291 2,148,839
Nokia OYJ 5,259,883 24,697,370
#Nokia OYJ, Sponsored ADR 1,499,992 7,064,962
Nordea Bank Abp 1,166,083 13,627,996
Stora Enso OYJ, Class R 722,739 8,019,013
TOTAL FINLAND 55,558,180
FRANCE — (10.0%)
*Alstom SA 6,219 135,438
ΩAmundi SA 47,116 3,401,563
Arkema SA 45,428 3,962,762
AXA SA 53,618 2,009,416
BNP Paribas SA 784,164 53,420,646
Bollore SE 614,400 3,825,367
Bouygues SA 493,765 15,776,079
Carrefour SA 1,142,790 18,033,083
Cie de Saint-Gobain SA 1,081,165 97,398,868
Cie Generale des
Etablissements Michelin SCA 1,659,502 55,940,699
Credit Agricole SA 482,808 7,382,778
Eiffage SA 164,109 15,225,929
Engie SA 4,048,988 67,760,799
Ipsen SA 9,865 1,198,438
Orange SA 4,267,185 46,766,654
Publicis Groupe SA 233,261 24,746,518
Renault SA 506,735 23,050,663
Rexel SA 515,767 14,099,307
Sanofi SA 793,708 83,678,371
Societe Generale SA 1,295,048 37,096,375
STMicroelectronics NV,
Sponsored NVDR 411,588 11,170,498
TotalEnergies SE 3,303,336 205,851,078
Vinci SA 5,974 666,077
Vivendi SE 619,055 6,582,302
TOTAL FRANCE 799,179,708
GERMANY — (6.0%)
BASF SE 1,077,284 52,214,550
Bayer AG, Registered 1,325,590 35,683,039
Bayerische Motoren Werke AG 363,849 28,567,228
Brenntag SE 13,394 870,143
Commerzbank AG 1,839,421 32,610,378
Shares Value †
GERMANY — (Continued)
Continental AG 256,708 $ 15,958,029
Ω* Covestro AG 320,982 20,281,131
Daimler Truck Holding AG 1,310,965 54,097,534
Deutsche Bank AG,
Registered 2,248,188 38,134,087
Deutsche Bank AG,
Registered Sponsored 1,046,254 17,723,543
#Deutsche Lufthansa AG,
Registered 177,849 1,228,382
Deutsche Post AG 356,310 14,285,512
Deutsche Telekom AG 206,004 6,221,875
ΩDWS Group GmbH & Co.
KGaA 29,555 1,262,916
Evonik Industries AG 300,446 6,598,585
Fresenius Medical Care AG 230,687 8,993,465
*Fresenius SE & Co. KGaA 397,697 14,472,542
Ω#Hapag-Lloyd AG 23,835 4,186,800
Heidelberg Materials AG 277,286 30,464,704
Henkel AG & Co. KGaA 142,260 11,073,642
Mercedes-Benz Group AG 1,063,037 64,282,399
RWE AG 412,123 13,319,692
*Siemens Energy AG 6,290 256,282
Talanx AG 76,903 5,923,579
Volkswagen AG 35,678 3,544,134
TOTAL GERMANY 482,254,171
HONG KONG — (1.3%)
BOC Hong Kong Holdings, Ltd. 4,434,000 14,486,469
ΩBudweiser Brewing Co.
APAC, Ltd. 606,600 632,785
#Cathay Pacific Airways, Ltd. 3,812,727 3,972,408
CK Asset Holdings, Ltd. 1,739,462 7,126,192
CK Hutchison Holdings, Ltd. 5,325,848 28,018,520
Ω#ESR Group, Ltd. 1,174,800 1,595,736
*Hang Lung Properties, Ltd. 435 366
Hang Seng Bank, Ltd. 10,600 129,664
Henderson Land Development
Co., Ltd. 1,047,730 3,375,905
Hong Kong & China Gas Co.,
Ltd. 16,000 12,410
MTR Corp., Ltd. 1,079,211 3,928,492
Sun Hung Kai Properties, Ltd. 1,283,434 13,891,872
Swire Pacific, Ltd., Class A 1,021,500 8,586,518
Swire Pacific, Ltd., Class B 1,657,500 2,234,333
ΩWH Group, Ltd. 21,128,120 16,468,976
*Xinyi Glass Holdings, Ltd. 644,010 730,625
TOTAL HONG KONG 105,191,271
IRELAND — (0.2%)
AIB Group PLC 916,984 4,872,078
Bank of Ireland Group PLC 1,221,078 11,217,729
TOTAL IRELAND 16,089,807
ISRAEL — (0.7%)
Bank Hapoalim BM 1,189,585 12,420,859
Bank Leumi Le-Israel BM 1,747,037 17,788,404
* Clal Insurance Enterprises
Holdings, Ltd. 168,808 3,235,460
Delek Group, Ltd. 31,550 3,726,053
Harel Insurance Investments &
Financial Services, Ltd. 164,834 1,718,003

105
Dimensional International Value ETF
continued
Shares Value †
ISRAEL — (Continued)
Isracard , Ltd. 1 $ 4
Israel Discount Bank, Ltd.,
Class A 2,658,720 15,657,088
# Migdal Insurance & Financial
Holdings, Ltd. 1,150,000 1,872,143
Phoenix Financial, Ltd. 141,971 1,645,177
#* Shikun & Binui , Ltd. 224,100 594,261
TOTAL ISRAEL 58,657,452
ITALY — (2.3%)
Banco BPM SpA 1,220,645 8,210,872
Eni SpA 3,154,174 47,981,550
Eni SpA , Sponsored ADR 32 974
Mediobanca Banca di Credito
Finanziario SpA 15,267 251,436
Ω* Nexi SpA 209,128 1,317,281
# Stellantis NV 1,786,055 24,326,069
Stellantis NV 1,475,776 20,180,950
# Tenaris SA, Sponsored ADR 89,809 2,952,920
UniCredit SpA 1,855,498 81,946,411
TOTAL ITALY 187,168,463
JAPAN — (20.7%)
AGC, Inc. 465,131 14,357,761
Air Water, Inc. 407,700 5,167,010
Aisin Corp. 988,900 10,403,494
Alfresa Holdings Corp. 146,701 2,129,849
Amada Co., Ltd. 733,292 7,302,833
# Aozora Bank, Ltd. 500 8,674
Asahi Group Holdings, Ltd. 2,835,100 34,237,101
Asahi Kasei Corp. 2,768,900 19,259,147
Bridgestone Corp. 717,300 25,838,340
Brother Industries, Ltd. 524,400 10,365,786
Canon Marketing Japan, Inc. 67,300 2,038,550
Chiba Bank, Ltd. (The) 339,200 2,516,304
Coca-Cola Bottlers Japan
Holdings, Inc. 181,614 2,334,484
COMSYS Holdings Corp. 171,000 3,608,035
Concordia Financial Group,
Ltd. 821,413 4,132,275
Cosmo Energy Holdings Co.,
Ltd. 136,100 6,786,907
Daicel Corp. 516,500 4,618,237
Daido Steel Co., Ltd. 160,500 1,254,919
Dai-ichi Life Holdings, Inc. 821,300 20,833,765
Daiwa House Industry Co., Ltd. 961,100 28,840,887
Daiwa Securities Group, Inc. 891,200 5,950,109
Denso Corp. 818,300 11,909,871
Dentsu Group, Inc. 14,126 439,012
Dowa Holdings Co., Ltd. 62,700 2,162,239
ENEOS Holdings, Inc. 6,613,886 33,710,954
EXEO Group, Inc. 291,028 2,996,733
FUJIFILM Holdings Corp. 643,900 15,551,670
Fukuoka Financial Group, Inc. 120,018 2,779,737
Gunma Bank, Ltd. (The) 226,171 1,289,839
Hachijuni Bank, Ltd. (The) 261,300 1,452,610
Hakuhodo DY Holdings, Inc. 406,692 3,247,929
Hankyu Hanshin Holdings, Inc. 468,100 12,777,678
Haseko Corp. 566,300 6,887,056
Hirogin Holdings, Inc. 7,200 53,318
Shares Value †
JAPAN — (Continued)
Hitachi Construction Machinery
Co., Ltd. 245,400 $ 5,405,002
Honda Motor Co., Ltd. 4,726,964 48,332,489
#Honda Motor Co., Ltd.,
Sponsored ADR 478,327 14,498,091
# Hulic Co., Ltd. 338,800 3,160,576
Idemitsu Kosan Co., Ltd. 2,077,600 14,280,303
Iida Group Holdings Co., Ltd. 88,700 1,294,179
INFRONEER Holdings, Inc. 314,200 2,373,131
Inpex Corp. 2,170,000 28,684,031
Isetan Mitsukoshi Holdings,
Ltd. 10,000 152,404
Isuzu Motors, Ltd. 1,422,900 18,649,728
Iwatani Corp. 202,400 2,676,078
Iyogin Holdings, Inc. 143,200 1,381,000
J Front Retailing Co., Ltd. 472,400 5,103,129
Japan Airlines Co., Ltd. 308,900 4,979,511
Japan Post Holdings Co., Ltd. 656,884 6,112,805
Japan Post Insurance Co., Ltd. 111,300 1,852,991
JFE Holdings, Inc. 1,281,492 15,563,829
JTEKT Corp. 47,699 327,544
Kajima Corp. 866,400 15,092,679
Kamigumi Co., Ltd. 162,600 3,409,450
Kandenko Co., Ltd. 122,600 1,806,504
Kansai Paint Co., Ltd. 99,000 1,624,815
Kawasaki Heavy Industries,
Ltd. 51,800 2,023,031
Keihan Holdings Co., Ltd. 43,600 817,044
Kewpie Corp. 12,000 284,392
Kobe Steel, Ltd. 801,400 8,730,828
Koito Manufacturing Co., Ltd. 432,200 5,654,847
Komatsu, Ltd. 423,000 11,138,375
Kubota Corp. 2,183,817 28,264,535
Kuraray Co., Ltd. 783,332 10,765,833
Kyoto Financial Group, Inc. 161,100 2,398,124
Kyudenko Corp. 22,500 812,851
Kyushu Financial Group, Inc. 216,000 993,607
Lion Corp. 180,400 1,987,272
Lixil Corp. 312,377 3,683,106
LY Corp. 1,779,117 4,898,485
Mabuchi Motor Co., Ltd. 63,800 919,776
Marubeni Corp. 501,600 7,649,544
Mazda Motor Corp. 1,137,380 8,269,479
Mebuki Financial Group, Inc. 891,517 3,382,292
Medipal Holdings Corp. 147,000 2,340,709
MEIJI Holdings Co., Ltd. 354,922 8,271,611
Mitsubishi Chemical Group
Corp. 2,919,600 15,923,871
Mitsubishi Corp. 340,300 6,334,618
Mitsubishi Electric Corp. 898,000 14,075,004
Mitsubishi Estate Co., Ltd. 923,700 13,877,482
Mitsubishi Gas Chemical Co.,
Inc. 290,600 5,130,929
Mitsubishi Logistics Corp. 268,500 1,815,559
Mitsubishi Materials Corp. 86,601 1,440,365
Mitsubishi Motors Corp. 923,163 2,787,822
Mitsubishi UFJ Financial
Group, Inc. 8,380,934 89,600,204

106
Dimensional International Value ETF
continued
Shares Value †
JAPAN — (Continued)
#Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 553,988 $ 5,861,193
Mitsui Chemicals, Inc. 478,800 11,067,486
Mitsui Fudosan Co., Ltd. 2,071,300 18,030,814
Mizuho Financial Group, Inc. 1,520,800 32,068,338
MS&AD Insurance Group
Holdings, Inc. 801,789 18,101,772
Nagase & Co., Ltd. 9,100 190,573
NEC Corp. 12,400 1,077,394
NGK Insulators, Ltd. 499,200 6,243,072
NH Foods, Ltd. 198,800 6,907,917
NHK Spring Co., Ltd. 250,820 3,118,681
Nikon Corp. 391,300 4,902,649
Nippon Electric Glass Co., Ltd. 49,800 1,146,226
NIPPON EXPRESS
HOLDINGS, Inc. 161,700 7,996,626
Nippon Steel Corp. 997,401 20,095,347
#Nissan Motor Co., Ltd. 5,049,400 13,630,811
Nisshin Seifun Group, Inc. 325,800 3,819,982
Niterra Co., Ltd. 297,600 8,576,819
Nomura Holdings, Inc. 1,695,400 8,895,215
Nomura Holdings, Inc.,
Sponsored ADR 877,757 4,546,781
Nomura Real Estate Holdings,
Inc. 293,000 7,320,913
NSK, Ltd. 56,815 261,612
Obayashi Corp. 780,700 9,689,239
Oji Holdings Corp. 1,954,500 7,293,207
Ono Pharmaceutical Co., Ltd. 227,300 2,853,840
Open House Group Co., Ltd. 153,000 5,688,095
Panasonic Holdings Corp. 2,643,654 21,485,926
Resona Holdings, Inc. 2,470,320 16,541,779
Resonac Holdings Corp. 384,158 9,389,268
Ricoh Co., Ltd. 1,328,652 14,588,350
Rinnai Corp. 119,200 2,630,890
Rohm Co., Ltd. 7,000 78,881
SBI Holdings, Inc. 349,400 7,796,557
Seiko Epson Corp. 635,694 11,720,641
Seino Holdings Co., Ltd. 190,200 3,072,293
Sekisui Chemical Co., Ltd. 592,400 8,439,245
Sekisui House, Ltd. 795,500 19,406,388
Seven & i Holdings Co., Ltd. 1,746,523 25,213,222
Shimamura Co., Ltd. 12,800 662,583
Shimizu Corp. 706,800 4,718,960
Shizuoka Financial Group, Inc. 305,700 2,463,461
Sohgo Security Services Co.,
Ltd. 364,700 2,547,453
Sojitz Corp. 410,660 8,511,102
Sompo Holdings, Inc. 650,580 14,196,802
Subaru Corp. 1,163,299 21,242,187
#SUMCO Corp. 783,600 7,680,386
Sumitomo Bakelite Co., Ltd. 14,100 375,537
Sumitomo Chemical Co., Ltd. 980,599 2,640,037
Sumitomo Corp. 1,108,917 23,623,408
Sumitomo Electric Industries,
Ltd. 1,907,400 29,833,451
Sumitomo Forestry Co., Ltd. 309,200 12,077,729
Sumitomo Heavy Industries,
Ltd. 243,023 5,497,832
Shares Value †
JAPAN — (Continued)
Sumitomo Mitsui Financial
Group, Inc. 2,560,181 $ 55,010,487
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,031,000 13,165,870
Sumitomo Mitsui Trust
Holdings, Inc. 751,700 16,669,901
Sumitomo Realty &
Development Co., Ltd. 617,100 18,635,549
Sumitomo Rubber Industries,
Ltd. 289,200 2,994,998
Suntory Beverage & Food, Ltd. 44,600 1,512,286
Suzuken Co., Ltd. 76,100 2,500,946
Suzuki Motor Corp. 1,641,700 16,624,469
T&D Holdings, Inc. 338,300 5,482,315
Taiheiyo Cement Corp. 249,573 5,513,298
Taisei Corp. 26,099 1,107,184
#Taiyo Yuden Co., Ltd. 4,400 79,103
Takashimaya Co., Ltd. 710,378 5,691,885
Takeda Pharmaceutical Co.,
Ltd. 1,748,049 48,932,749
THK Co., Ltd. 196,700 3,312,230
Toda Corp. 119,200 725,882
Tokyo Tatemono Co., Ltd. 452,600 7,492,079
Tokyu Fudosan Holdings Corp. 1,670,000 10,614,765
Toray Industries, Inc. 1,481,400 8,132,261
Tosoh Corp. 627,200 7,864,448
TOTO, Ltd. 138,000 3,886,558
Toyo Seikan Group Holdings,
Ltd. 179,900 2,705,734
Toyo Tire Corp. 229,000 3,290,865
Toyoda Gosei Co., Ltd. 80,901 1,394,158
Toyota Boshoku Corp. 62,100 836,969
Toyota Motor Corp. 5,884,589 103,629,805
Toyota Motor Corp.,
Sponsored ADR 60 10,381
Toyota Tsusho Corp. 964,084 16,727,878
Yamada Holdings Co., Ltd. 204,800 589,157
Yamaguchi Financial Group,
Inc. 117,500 1,167,093
Yamaha Corp. 204,300 1,668,467
Yamaha Motor Co., Ltd. 2,013,600 17,898,667
Yamato Holdings Co., Ltd. 465,999 4,957,501
Yokohama Rubber Co., Ltd.
(The) 285,700 5,928,756
TOTAL JAPAN 1,650,848,641
NETHERLANDS — (4.2%)
ΩABN AMRO Bank NV 866,173 14,284,035
Aegon , Ltd. 321,336 2,025,466
# Aegon , Ltd., Registered 978,079 6,142,336
Akzo Nobel NV 231,740 14,712,852
ArcelorMittal SA 38,055 937,008
# ArcelorMittal SA, Sponsored
NVDR 480,882 11,839,315
ASM International NV 1,224 680,627
ASR Nederland NV 314,104 14,857,630
Coca-Cola Europacific
Partners PLC 97,368 7,367,795
HAL Trust 11,222 1,388,877
Heineken NV 216,605 17,754,315

107
Dimensional International Value ETF
continued
Shares Value †
NETHERLANDS — (Continued)
ING Groep NV 3,188,232 $ 54,252,313
JDE Peet's NV 78,145 1,756,144
Koninklijke Ahold Delhaize NV 2,223,118 73,153,811
Koninklijke KPN NV 5,329,628 20,789,432
* Koninklijke Philips NV 307,807 8,060,172
#* Koninklijke Philips NV,
Sponsored NVDR 1,005,541 26,345,174
NN Group NV 571,688 28,047,226
* Prosus NV 394,007 16,573,266
Randstad NV 230,839 10,613,316
TOTAL NETHERLANDS 331,581,110
NEW ZEALAND — (0.2%)
Auckland International Airport,
Ltd. 1,501,825 6,524,816
Chorus, Ltd. 114,747 598,235
*Fletcher Building, Ltd. 632,258 1,128,864
Genesis Energy, Ltd. 4,639 5,894
Infratil , Ltd. 692,039 5,189,520
Mercury NZ, Ltd. 594,904 2,340,316
#Meridian Energy, Ltd. 68,336 242,191
Port of Tauranga, Ltd. 42,936 152,043
*Ryman Healthcare, Ltd. 104,074 307,840
*Summerset Group Holdings,
Ltd. 53,350 393,397
TOTAL NEW ZEALAND 16,883,116
NORWAY — (0.7%)
Aker ASA, Class A 3,535 183,634
Aker BP ASA 376,093 7,998,932
Aker Solutions ASA 192,670 912,660
Austevoll Seafood ASA 145,664 1,259,822
ΩBW LPG, Ltd. 375,892 4,822,012
ΩBW LPG, Ltd. 8,325 106,560
DNB Bank ASA 869,065 17,900,671
Golden Ocean Group, Ltd. 169,452 1,821,965
*Hafnia, Ltd. 54,360 315,405
Leroy Seafood Group ASA 85,871 393,140
Norsk Hydro ASA 1,018,136 6,248,895
SpareBank 1 Sor -Norge ASA 270,699 3,568,287
Stolt-Nielsen, Ltd. 84,587 2,400,251
Subsea 7 SA 342,747 5,229,576
Wallenius Wilhelmsen ASA 94,887 930,771
Wilh Wilhelmsen Holding ASA,
Class A 6,048 223,708
# Yara International ASA 67,229 2,016,187
TOTAL NORWAY 56,332,476
PORTUGAL — (0.1%)
*EDP Renovaveis SA 251,076 3,374,538
Galp Energia SGPS SA 187,969 3,197,745
TOTAL PORTUGAL 6,572,283
SINGAPORE — (1.1%)
CapitaLand Investment, Ltd. 2,436,400 5,175,209
City Developments, Ltd. 697,200 2,740,525
Genting Singapore, Ltd. 1,209,900 763,676
Hongkong Land Holdings, Ltd. 798,600 3,441,966
Keppel, Ltd. 2,843,800 13,757,895
Olam Group, Ltd. 646,000 522,504
Shares Value †
SINGAPORE — (Continued)
Oversea-Chinese Banking
Corp., Ltd. 1,911,537 $ 21,948,936
#* Seatrium , Ltd. 2,166,826 3,112,079
United Overseas Bank, Ltd. 1,250,600 30,402,370
UOL Group, Ltd. 179,307 727,854
Wilmar International, Ltd. 3,381,700 8,180,089
TOTAL SINGAPORE 90,773,103
SPAIN — (2.6%)
#Banco Bilbao Vizcaya
Argentaria SA 2,537,351 25,205,200
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,500,318 14,898,158
Banco de Sabadell SA 3,318,300 6,443,074
Banco Santander SA 13,137,207 64,066,543
#Banco Santander SA,
Sponsored ADR 6,290,465 30,571,660
# CaixaBank SA 4,943,019 29,998,020
Repsol SA 2,817,139 35,018,881
Telefonica SA, Sponsored
ADR 28,278 130,927
TOTAL SPAIN 206,332,463
SWEDEN — (2.5%)
Billerud Aktiebolag 184,434 1,626,287
Boliden AB 521,035 16,108,184
ΩDometic Group AB 42,820 231,507
Elekta AB, Class B 2,955 17,702
*Embracer Group AB 162,437 466,207
Essity AB, Class A 85 2,379
Essity AB, Class B 548,758 15,426,695
Getinge AB, Class B 203,398 3,567,052
Hexagon AB, Class B 1,239,426 11,534,717
Hexpol AB 108,540 1,023,517
Holmen AB, Class B 84,404 3,314,617
#Husqvarna AB, Class B 582,296 3,743,003
Loomis AB 57,710 1,799,249
Securitas AB, Class B 786,402 9,186,896
Skandinaviska Enskilda
Banken AB, Class A 1,879,552 26,427,783
Skandinaviska Enskilda
Banken AB, Class C 3,809 54,322
#Skanska AB, Class B 481,597 9,730,915
SKF AB, Class A 218 4,095
SKF AB, Class B 784,102 14,751,308
SSAB AB, Class A 349,372 1,667,835
#SSAB AB, Class B 1,111,667 5,207,149
Svenska Cellulosa AB SCA,
Class A 4,783 62,402
Svenska Cellulosa AB SCA,
Class B 365,167 4,806,872
Svenska Handelsbanken AB,
Class A 994,105 10,294,048
# Svenska Handelsbanken AB,
Class B 21,964 294,563
Swedbank AB, Class A 738,701 14,925,833
Telefonaktiebolaget LM
Ericsson, Class B 2,290,798 19,049,930
# Telia Co. AB 5,262,192 15,225,860

108
Dimensional International Value ETF
continued
Shares Value †
SWEDEN — (Continued)
Trelleborg AB, Class B 259,222 $ 8,566,399
Vitrolife AB 11,919 263,108
#*Volvo Car AB, Class B 1,621,342 3,473,747
TOTAL SWEDEN 202,854,181
SWITZERLAND — (9.6%)
Alcon AG 98,795 9,092,293
Alcon AG, ADR 280,685 25,808,986
Baloise Holding AG,
Registered 35,344 6,781,045
Banque Cantonale Vaudoise ,
Registered 29,256 2,913,082
Barry Callebaut AG,
Registered 3,923 6,859,692
Cie Financiere Richemont SA,
Registered 478,942 69,429,143
DSM- Firmenich AG 82,547 9,777,201
Holcim AG 759,663 74,745,147
Julius Baer Group, Ltd. 353,476 21,526,594
Lonza Group AG, Registered 67,226 41,406,925
Novartis AG, Registered 352,320 38,218,591
#Novartis AG, Sponsored ADR 1,040,186 112,756,162
Sandoz Group AG 182,834 8,320,247
Sandoz Group AG, ADR 209,363 9,549,047
Schindler Holding AG,
Registered 10,836 3,082,752
SIG Group AG 139,150 2,991,556
Swatch Group AG (The) 12,355 499,372
Swatch Group AG (The) 8,553 1,746,308
Swiss Life Holding AG 50,762 41,351,628
Swiss Prime Site AG,
Registered 11,360 1,230,327
Swiss Re AG 395,960 50,668,410
Swisscom AG, Registered 54,025 32,863,594
UBS Group AG 1,583,959 48,616,019
#UBS Group AG, ADR 1,082,484 33,210,609
Zurich Insurance Group AG 187,373 110,685,936
TOTAL SWITZERLAND 764,130,666
UNITED KINGDOM — (13.0%)
Anglo American PLC 887,898 27,396,508
Barclays PLC 3,439,851 10,503,261
Barclays PLC, Sponsored ADR 3,203,542 39,755,956
Barratt Redrow PLC 1,451,008 8,327,505
BP PLC 2,352,157 11,390,038
BP PLC, Sponsored ADR 2,076,693 60,971,707
British American Tobacco PLC 1,593,095 55,197,745
British American Tobacco
PLC, Sponsored ADR 50,184 1,755,436
#BT Group PLC 15,690,248 27,887,902
Centrica PLC 3,859,555 5,820,444
Shares Value †
UNITED KINGDOM — (Continued)
DCC PLC 24,870 $ 1,568,004
DS Smith PLC 3,062,220 21,475,933
Glencore PLC 7,638,642 39,901,008
HSBC Holdings PLC 1,360,262 12,446,305
HSBC Holdings PLC,
Sponsored ADR 2,413,822 111,349,609
Investec PLC 371,136 2,839,036
J Sainsbury PLC 3,852,690 13,185,391
Kingfisher PLC 4,833,552 18,176,621
Lloyds Banking Group PLC 69,303,507 47,579,225
#Lloyds Banking Group PLC,
Sponsored ADR 4,236,370 11,650,017
Marks & Spencer Group PLC 1,410,735 6,815,899
Melrose Industries PLC 335 2,046
Mondi PLC 475,769 7,676,456
NatWest Group PLC 5,018,036 23,721,836
#NatWest Group PLC, Class
S, ADR 2,322,163 22,199,878
Schroders PLC 79,915 353,433
*Shell PLC 1,906,246 63,192,709
Shell PLC, ADR 4,175,462 282,052,458
*Standard Chartered PLC 2,190,947 25,362,278
Taylor Wimpey PLC 5,359,997 10,081,607
Tesco PLC 6,235,809 27,434,289
Vodafone Group PLC 32,524,040 30,114,697
Vodafone Group PLC,
Sponsored ADR 443,012 4,106,721
Whitbread PLC 104,538 4,049,433
TOTAL UNITED KINGDOM 1,036,341,391
UNITED STATES — (0.0%)
Newmont Corp. 3,492 162,304
Smurfit WestRock PLC 271 13,988
TOTAL UNITED STATES 176,292
TOTAL COMMON STOCKS 7,744,775,014
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG 48,357 3,546,281
Henkel AG & Co. KGaA 266,462 23,021,188
Porsche Automobil Holding SE 91,185 3,774,668
Volkswagen AG 217,458 20,997,182
TOTAL GERMANY 51,339,319
TOTAL PREFERRED
STOCKS 51,339,319
TOTAL INVESTMENT SECURITIES — (97.6%)
(Cost $6,434,737,911) 7,796,114,333
SECURITIES LENDING COLLATERAL — ( 2.4% )
@§The DFA Short Term
Investment Fund 16,610,179 192,113,333
TOTAL INVESTMENTS — ( 100.0% )
(Cost $6,626,851,244) $ 7,988,227,666

109
Dimensional International Value ETF
continued
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $68,591,302 which represented 0.9% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 517,782,369 $ — $ — $ 517,782,369
Austria .............................. 11,563,604 — — 11,563,604
Belgium ............................. 57,155,176 — — 57,155,176
Canada ............................. 846,805,020 — — 846,805,020
Denmark ............................ 244,544,071 — — 244,544,071
Finland .............................. 55,558,180 — — 55,558,180
France .............................. 799,179,708 — — 799,179,708
Germany ............................ 482,254,171 — — 482,254,171
Hong Kong ........................... 105,191,271 — — 105,191,271
Ireland .............................. 16,089,807 — — 16,089,807
Israel ............................... 58,657,452 — — 58,657,452
Italy ................................ 187,168,463 — — 187,168,463
Japan ............................... 1,650,848,641 — — 1,650,848,641
Netherlands .......................... 331,581,110 — — 331,581,110
New Zealand ......................... 16,883,116 — — 16,883,116
Norway .............................. 56,332,476 — — 56,332,476
Portugal ............................. 6,572,283 — — 6,572,283
Singapore ............................ 90,773,103 — — 90,773,103
Spain ............................... 206,332,463 — — 206,332,463
Sweden ............................. 202,854,181 — — 202,854,181
Switzerland ........................... 764,130,666 — — 764,130,666
United Kingdom ....................... 1,036,341,391 — — 1,036,341,391
United States ......................... 176,292 — — 176,292
Preferred Stocks
Germany ............................ 51,339,319 — — 51,339,319
Securities Lending Collateral ............... — 192,113,333 — 192,113,333
Total Investments ........................ $7,796,114,333 $192,113,333 $— $7,988,227,666
See accompanying Notes to Financial Statements.

110
Dimensional World ex U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
October 31, 2024
Shares Value †
COMMON STOCKS — (96.6%)
AUSTRALIA — (4.3%)
#Accent Group, Ltd. 269,439 $ 416,498
*Acrow, Ltd. 196,598 136,498
*Adairs, Ltd. 126,562 220,509
AGL Energy, Ltd. 163,255 1,120,646
*Ainsworth Game Technology,
Ltd. 23,526 11,172
#*Alkane Resources, Ltd. 225,399 84,153
*Alliance Aviation Services,
Ltd. 28,401 50,227
ALS, Ltd. 197,586 1,824,803
Amotiv, Ltd. 100,938 704,117
AMP, Ltd. 1,767,245 1,655,287
Ampol, Ltd. 147,981 2,704,274
Ansell, Ltd. 99,280 2,017,178
*ANZ Group Holdings, Ltd. 267,498 5,457,820
*APA Group 178,093 813,056
#*Appen, Ltd. 64,457 84,861
#*Arafura Rare Earths, Ltd. 18,218 1,790
*ARB Corp., Ltd. 37,965 1,031,982
Aristocrat Leisure, Ltd. 114,296 4,605,619
ARN Media, Ltd. 201,597 97,714
ASX, Ltd. 10,138 431,758
Atlas Arteria, Ltd. 236,083 754,614
AUB Group, Ltd. 39,825 834,209
#*Audinate Group, Ltd. 9,453 57,892
*Aurelia Metals, Ltd. 1,032,528 125,116
Aurizon Holdings, Ltd. 1,191,848 2,638,628
Aussie Broadband, Ltd. 65,735 156,725
*Austal, Ltd. 236,110 511,897
#*Austin Engineering, Ltd. 124,696 42,880
#*Australian Agricultural Co.,
Ltd. 158,847 146,183
Australian Clinical Labs, Ltd. 115,953 275,695
#Australian Ethical Investment,
Ltd. 55,011 162,145
#*Australian Strategic
Materials, Ltd. 54,001 18,923
*Auswide Bank, Ltd. 23,892 66,040
*AVJennings, Ltd. 61,718 13,340
#Baby Bunting Group, Ltd. 75,438 88,941
Bank of Queensland, Ltd. 480,405 2,051,614
Bapcor, Ltd. 199,929 599,766
Beach Energy, Ltd. 1,167,756 956,099
#*Beacon Lighting Group, Ltd. 13,768 26,423
*Bega Cheese, Ltd. 192,005 647,680
Bell Financial Group, Ltd. 70,162 58,364
Bendigo & Adelaide Bank, Ltd. 272,026 2,191,574
BHP Group, Ltd. 20,948 579,570
BHP Group, Ltd. 343,933 9,605,758
#BHP Group, Ltd., Sponsored
ADR 227,380 12,610,495
BlueScope Steel, Ltd. 222,093 2,954,510
Brambles, Ltd. 351,123 4,222,528
#*Bravura Solutions, Ltd. 221,986 221,009
Shares Value †
AUSTRALIA — (Continued)
Breville Group, Ltd. 47,201 $ 983,148
Brickworks, Ltd. 51,870 922,076
Capral, Ltd. 11,481 71,816
*Capricorn Metals, Ltd. 210,012 867,989
*CAR Group, Ltd. 130,799 3,236,734
Cedar Woods Properties, Ltd. 52,529 197,837
#*Cettire, Ltd. 177,557 177,938
*Challenger, Ltd. 271,791 1,077,038
Champion Iron, Ltd. 260,013 998,006
#*Chrysos Corp., Ltd. 4,041 14,399
*Cleanaway Waste
Management, Ltd. 788,914 1,410,694
#Clinuvel Pharmaceuticals,
Ltd. 9,262 86,146
*Coast Entertainment
Holdings, Ltd. 298,619 88,018
#*Cobram Estate Olives, Ltd. 12,542 15,773
Cochlear, Ltd. 11,850 2,198,279
Codan, Ltd. 89,161 922,726
*Coles Group, Ltd. 263,056 3,030,782
*Collins Foods, Ltd. 90,602 495,524
Commonwealth Bank of
Australia 153,608 14,362,517
Computershare, Ltd. 121,954 2,107,228
*Cooper Energy, Ltd. 2,042,804 234,156
ΩCoronado Global Resources,
Inc. 29,845 19,842
#Corporate Travel
Management, Ltd. 50,281 408,382
CSL, Ltd. 29,922 5,623,898
Dalrymple Bay Infrastructure,
Ltd. 41,847 91,823
Data#3, Ltd. 91,498 439,295
#*Develop Global, Ltd. 13,607 23,084
*Dicker Data, Ltd. 52,684 297,804
Domain Holdings Australia,
Ltd. 101,271 200,324
#*Domino's Pizza Enterprises,
Ltd. 22,681 497,380
Downer EDI, Ltd. 489,875 1,800,067
*DUG Technology, Ltd. 2,862 3,487
#*DUG Technology, Ltd. 21,265 25,907
*Duratec, Ltd. 46,395 50,141
#Eagers Automotive, Ltd. 69,167 503,331
*Elders, Ltd. 124,640 696,381
*Emeco Holdings, Ltd. 264,867 133,585
*Emerald Resources NL 292,827 809,402
#*EML Payments, Ltd. 269,686 118,352
Endeavour Group, Ltd. 789,888 2,426,493
*Energy World Corp., Ltd. 283,308 3,711
Enero Group, Ltd. 75,404 54,822
*EQT Holdings, Ltd. 10,723 217,730
Evolution Mining, Ltd. 1,123,724 3,856,839
EVT, Ltd. 56,318 403,188
*Fenix Resources, Ltd. 152,080 26,895

111
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
Fiducian Group, Ltd. 597 $ 3,578
Finbar Group, Ltd. 39,304 23,041
*FleetPartners Group, Ltd. 208,247 399,657
#Fleetwood, Ltd. 71,115 95,489
#Flight Centre Travel Group,
Ltd. 95,842 1,003,167
Fortescue, Ltd. 446,569 5,607,268
G8 Education, Ltd. 542,306 475,981
*Genesis Minerals, Ltd. 132,791 213,096
*Gold Road Resources, Ltd. 906,658 1,187,720
GR Engineering Services, Ltd. 63,930 88,354
GrainCorp, Ltd., Class A 175,308 1,035,735
Grange Resources, Ltd. 229,413 37,566
GWA Group, Ltd. 173,949 265,472
*Hansen Technologies, Ltd. 105,917 344,796
Harvey Norman Holdings, Ltd. 408,890 1,226,627
*Healius, Ltd. 697,366 755,961
Helia Group, Ltd. 358,799 956,503
Helloworld Travel, Ltd. 11,322 13,386
Horizon Oil, Ltd. 451,555 56,196
HUB24, Ltd. 15,612 706,708
#IDP Education, Ltd. 41,302 376,845
IGO, Ltd. 229,654 789,721
*Iluka Resources, Ltd. 244,267 939,169
Imdex, Ltd. 175,103 298,200
#*Immutep, Ltd. 228,453 42,646
#*Imugene, Ltd. 640,398 18,037
Incitec Pivot, Ltd. 1,004,801 1,981,012
Infomedia, Ltd. 178,572 166,090
Inghams Group, Ltd. 298,574 561,273
*Insignia Financial, Ltd. 440,873 955,833
Insurance Australia Group, Ltd. 849,015 4,170,780
#Integral Diagnostics, Ltd. 102,674 210,497
Integrated Research, Ltd. 19,302 8,091
IPD Group, Ltd. 21,907 66,293
*IPH, Ltd. 75,126 264,244
*IRESS, Ltd. 69,399 452,290
IVE Group, Ltd. 92,981 129,722
*James Hardie Industries PLC 83,416 2,669,583
#*James Hardie Industries
PLC, Sponsored ADR 6,180 197,142
JB Hi-Fi, Ltd. 64,166 3,447,611
Johns Lyng Group, Ltd. 118,498 297,270
*Judo Capital Holdings, Ltd. 149,682 184,318
Jumbo Interactive, Ltd. 8,083 68,297
Jupiter Mines, Ltd. 450,096 51,592
#Karoon Energy, Ltd. 629,720 573,328
Kelly Partners Group Holdings,
Ltd. 8,218 43,708
#*Kelsian Group, Ltd. 77,825 199,823
*Kogan.com, Ltd. 16,484 50,314
*Lendlease Corp., Ltd. 310,796 1,380,212
#Lifestyle Communities, Ltd. 57,728 325,937
*Lindsay Australia, Ltd. 103,893 57,842
Lottery Corp., Ltd. (The) 450,225 1,471,536
Lovisa Holdings, Ltd. 41,100 805,460
Lycopodium, Ltd. 6,098 45,813
#*Lynas Rare Earths, Ltd. 228,981 1,139,866
Shares Value †
AUSTRALIA — (Continued)
Macmahon Holdings, Ltd. 753,001 $ 187,422
Macquarie Group, Ltd. 29,779 4,515,652
*Macquarie Technology
Group, Ltd. 4,304 232,774
#Mader Group, Ltd. 10,075 40,057
Magellan Financial Group, Ltd. 148,784 1,048,598
*Mayne Pharma Group, Ltd. 52,163 146,917
McMillan Shakespeare, Ltd. 46,721 447,098
McPherson's, Ltd. 38,369 9,676
Medibank Pvt Ltd. 601,950 1,415,453
#*Megaport, Ltd. 73,767 338,221
#*Mesoblast, Ltd. 42,132 36,427
*Metals X, Ltd. 206,240 65,517
*Metcash, Ltd. 719,043 1,441,176
#*Mineral Resources, Ltd. 132,024 3,407,138
*Monadelphous Group, Ltd. 63,773 527,153
Monash IVF Group, Ltd. 188,720 145,243
#*Mount Gibson Iron, Ltd. 363,963 72,711
#Myer Holdings, Ltd. 583,822 346,075
*MyState, Ltd. 88,114 219,315
National Australia Bank, Ltd. 422,501 10,737,423
Netwealth Group, Ltd. 98,217 1,781,354
New Hope Corp., Ltd. 390,068 1,244,256
*NEXTDC, Ltd. 117,691 1,265,776
*nib holdings, Ltd. 289,873 1,097,429
Nick Scali, Ltd. 54,460 502,251
Nickel Industries, Ltd. 896,629 531,498
Nine Entertainment Co.
Holdings, Ltd. 578,821 445,474
*Northern Star Resources, Ltd. 344,982 4,006,321
NRW Holdings, Ltd. 323,631 818,235
Nufarm, Ltd. 290,644 732,930
*Nuix, Ltd. 62,970 319,238
Objective Corp., Ltd. 10,513 111,553
*OFX Group, Ltd. 128,279 122,673
#*Omni Bridgeway, Ltd. 65,581 39,519
oOh!media, Ltd. 206,499 167,042
*Orica, Ltd. 268,432 3,048,765
Origin Energy, Ltd. 348,743 2,199,745
#Orora, Ltd. 935,528 1,476,775
*Paladin Energy, Ltd. 35,618 237,963
*Pantoro, Ltd. 941,494 77,085
Peet, Ltd. 180,562 161,436
#*PeopleIN, Ltd. 619 335
Perenti, Ltd. 539,008 414,833
*Perpetual, Ltd. 49,284 654,012
Perseus Mining, Ltd. 1,148,883 2,159,724
Peter Warren Automotive
Holdings, Ltd. 13,205 14,963
*PEXA Group, Ltd. 72,941 650,235
#*Pilbara Minerals, Ltd. 590,258 1,101,862
*Pinnacle Investment
Management Group, Ltd. 15,922 209,934
#Platinum Asset Management,
Ltd. 193,963 155,631
Praemium, Ltd. 118,308 52,307
Premier Investments, Ltd. 64,587 1,427,774
Pro Medicus, Ltd. 18,947 2,417,892
#Propel Funeral Partners, Ltd. 42,434 168,433

112
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
PWR Holdings, Ltd. 36,639 $ 218,386
*Qantas Airways, Ltd. 284,289 1,504,569
QBE Insurance Group, Ltd. 434,218 4,894,736
Qube Holdings, Ltd. 485,396 1,182,714
*Ramelius Resources, Ltd. 1,695,134 2,653,643
*Ramsay Health Care, Ltd. 62,308 1,639,405
#REA Group, Ltd. 10,374 1,541,912
*ReadyTech Holdings, Ltd. 8,760 17,041
Reece, Ltd. 27,987 418,141
Regis Healthcare, Ltd. 106,229 451,574
*Regis Resources, Ltd. 596,666 1,059,110
#Reject Shop, Ltd. (The) 10,134 19,117
Reliance Worldwide Corp., Ltd. 403,824 1,378,067
*Resolute Mining, Ltd. 1,702,841 914,594
Ridley Corp., Ltd. 194,355 337,351
Rio Tinto, Ltd. 81,666 6,382,029
*RPMGlobal Holdings, Ltd. 77,676 151,616
*Sandfire Resources, Ltd. 390,980 2,655,669
Santos, Ltd. 1,541,081 6,843,776
SEEK, Ltd. 88,763 1,450,004
*Select Harvests, Ltd. 92,672 219,734
#Servcorp, Ltd. 32,707 107,758
Service Stream, Ltd. 441,377 437,989
Seven Group Holdings, Ltd. 66,514 1,817,599
#*Seven West Media, Ltd. 521,497 54,653
SG Fleet Group, Ltd. 67,079 119,068
Shaver Shop Group, Ltd. 70,806 64,233
#Sigma Healthcare, Ltd. 1,608,223 2,064,633
Sims, Ltd. 89,368 743,407
SmartGroup Corp., Ltd. 69,712 354,788
Sonic Healthcare, Ltd. 116,798 2,060,214
South32, Ltd. 1,053,689 2,539,808
South32, Ltd., Sponsored ADR 35,633 424,745
*Southern Cross Electrical
Engineering, Ltd. 115,951 123,795
#Southern Cross Media
Group, Ltd. 193,021 65,743
SRG Global, Ltd. 341,024 250,175
#*St. Barbara, Ltd. 423,894 127,719
Stanmore Resources, Ltd. 172,524 354,830
#*Star Entertainment Group,
Ltd. (The) 1,541,535 242,329
Steadfast Group, Ltd. 457,781 1,649,153
#*Strike Energy, Ltd. 14,354 2,021
Suncorp Group, Ltd. 274,541 3,222,447
<Sunland Group, Ltd. 45,535 418
Super Retail Group, Ltd. 142,400 1,356,173
#*Superloop, Ltd. 293,097 358,999
#*Syrah Resources, Ltd. 213,953 42,042
*Tabcorp Holdings, Ltd. 1,329,229 409,202
Technology One, Ltd. 171,700 2,747,479
*Telix Pharmaceuticals, Ltd. 5,968 81,816
Telstra Group, Ltd. 857,194 2,144,782
*Temple & Webster Group,
Ltd. 13,591 102,819
*<Ten Sixty Four, Ltd. 96,557 6,957
#*Terracom, Ltd. 213,911 28,022
#TPG Telecom, Ltd. 151,280 447,879
Shares Value †
AUSTRALIA — (Continued)
*Transurban Group 188,275 $ 1,567,396
Treasury Wine Estates, Ltd. 147,679 1,095,946
*Tuas, Ltd. 100,097 337,652
#*Tyro Payments, Ltd. 37,623 19,098
*Vault Minerals, Ltd. 4,489,921 1,161,653
Ventia Services Group Pty,
Ltd. 611,768 1,839,247
ΩViva Energy Group, Ltd. 714,986 1,231,669
#*WEB Travel Group, Ltd. 79,162 208,960
*Webjet Group, Ltd. 79,162 40,185
Wesfarmers, Ltd. 127,984 5,640,041
*West African Resources, Ltd. 855,649 1,028,424
*Westgold Resources, Ltd. 32,938 66,871
Westgold Resources, Ltd. 472,861 997,310
Westpac Banking Corp. 320,608 6,745,133
Whitehaven Coal, Ltd. 682,101 3,042,541
*WiseTech Global, Ltd. 13,345 1,033,881
Woodside Energy Group, Ltd. 413,883 6,446,590
Woodside Energy Group, Ltd. 31,448 488,406
#Woodside Energy Group,
Ltd., Sponsored ADR 64,574 1,017,041
Woolworths Group, Ltd. 236,109 4,633,348
Worley, Ltd. 181,885 1,667,883
*Xero, Ltd. 15,883 1,555,301
*XRF Scientific, Ltd. 26,566 28,537
#Yancoal Australia, Ltd. 290,547 1,240,808
TOTAL AUSTRALIA 316,072,366
AUSTRIA — (0.3%)
Addiko Bank AG 3,168 67,067
Agrana Beteiligungs AG 6,119 70,416
ANDRITZ AG 44,265 2,659,908
#*AT&S Austria Technologie &
Systemtechnik AG 19,046 347,584
ΩBAWAG Group AG 38,547 2,971,238
#CA Immobilien Anlagen AG 15,722 379,604
*DO & CO AG 5,820 901,013
Erste Group Bank AG 66,919 3,758,931
*Eurotelesites AG 23,471 126,387
#*Lenzing AG 5,088 172,342
Mayr Melnhof Karton AG 2,813 248,895
Oesterreichische Post AG 21,649 685,117
OMV AG 94,448 3,906,666
Palfinger AG 4,542 99,853
*POLYTEC Holding AG 9,486 25,952
Porr AG 16,168 254,515
Raiffeisen Bank International
AG 26,377 472,209
*Rosenbauer International AG 731 27,300
Schoeller-Bleckmann Oilfield
Equipment AG 3,528 105,904
Semperit AG Holding 1,280 15,842
Strabag SE 5,992 235,794
Telekom Austria AG 101,581 841,444
*UBM Development AG 255 5,315
UNIQA Insurance Group AG 44,882 351,802
Verbund AG 11,521 940,582
Vienna Insurance Group AG
Wiener Versicherung Gruppe 23,131 734,529

113
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
AUSTRIA — (Continued)
voestalpine AG 53,433 $ 1,105,078
Wienerberger AG 64,753 1,947,279
Zumtobel Group AG 9,442 54,328
TOTAL AUSTRIA 23,512,894
BELGIUM — (0.8%)
Ackermans & van Haaren NV 16,824 3,410,061
Ageas SA 101,286 5,264,924
*AGFA-Gevaert NV 90,965 94,905
Anheuser-Busch InBev SA 156,565 9,345,185
#Anheuser-Busch InBev SA,
Sponsored ADR 8,388 497,996
*Argenx SE 949 557,999
*Argenx SE, Sponsored ADR 344 201,687
*Atenor 10,050 47,898
Azelis Group NV 14,736 291,645
Barco NV 11,479 141,445
Bekaert SA 29,968 1,089,911
Ω#*<Biocartis Group NV 3,607 –
Cie d'Entreprises CFE 5,218 34,499
#CMB Tech NV, ADR 91,996 1,279,664
Colruyt Group N.V 39,876 1,857,194
Deceuninck NV 63,925 160,661
Deme Group NV 5,836 884,482
D'ieteren Group 10,151 2,187,549
Econocom Group SA 54,456 116,585
Elia Group SA 10,968 1,040,109
EVS Broadcast Equipment SA 9,515 293,886
Fagron 51,686 1,040,330
Greenyard NV 8,266 53,664
*Hyloris Pharmaceuticals SA 1,093 6,764
#Ion Beam Applications 2,216 32,959
Jensen-Group NV 589 26,665
KBC Group NV 130,592 9,453,675
Kinepolis Group NV 9,151 383,978
Lotus Bakeries NV 348 4,541,217
Melexis NV 9,750 631,399
*Ontex Group NV 46,144 385,239
*Orange Belgium SA 15,470 248,565
Proximus SADP 150,859 1,095,685
Recticel SA 22,758 297,474
*Roularta Media Group NV 284 3,608
Sipef NV 3,654 224,530
Solvay SA, Class A 61,731 2,483,689
Syensqo SA 60,857 4,692,895
#Tessenderlo Group SA 11,444 308,119
UCB SA 22,148 4,251,139
Umicore SA 89,578 1,066,833
*Unifiedpost Group SA 491 2,127
#Van de Velde NV 4,203 142,593
#VGP NV 10,571 882,533
Viohalco SA 23,804 133,090
What's Cooking BV 320 36,651
TOTAL BELGIUM 61,223,706
BRAZIL — (1.1%)
AES Brasil Energia SA 69,867 97,883
*Allianca Saude e
Participacoes SA 182 480
Allied Tecnologia SA 41,415 54,302
Shares Value †
BRAZIL — (Continued)
Allos SA 147,697 $ 564,381
*Allpark Empreendimentos
Participacoes e Servicos SA 12,100 5,895
Alupar Investimento SA 59,178 299,941
Ambev SA, Sponsored ADR 147,706 321,999
*Ambipar Participacoes e
Empreendimentos S/A 17,896 399,733
Anima Holding SA 193,600 85,283
Armac Locacao Logistica E
Servicos SA 14,400 18,582
*Atacadao SA 231,100 299,018
Auren Energia SA 93,330 165,257
*Azzas 2154 SA 45,551 324,513
B3 SA - Brasil Bolsa Balcao 259,014 475,185
Banco Bradesco SA 126,602 278,628
Banco Bradesco SA,
Sponsored ADR 248,026 612,624
Banco BTG Pactual SA 154,174 866,118
Banco do Brasil SA 319,562 1,453,521
Banco Santander Brasil SA 66,059 310,396
BB Seguridade Participacoes
SA 127,972 757,607
Bemobi Mobile Tech SA 62,400 166,220
Boa Safra Sementes SA 17,316 37,242
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 23,306 94,814
#*Braskem SA, Class A,
Sponsored ADR 4,562 27,737
*Brava Energia 100,201 293,917
*BRF SA 208,874 946,451
Brisanet Participacoes SA 99,052 53,044
*C&A MODAS SA 125,971 283,550
Caixa Seguridade
Participacoes S/A 104,350 259,579
Camil Alimentos SA 89,261 121,816
CCR SA 374,750 793,036
Centrais Eletricas Brasileiras
SA 76,738 503,346
*Cia Brasileira de Aluminio 55,112 55,409
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 33,000 524,922
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 26,028 413,585
Cia de Saneamento de Minas
Gerais Copasa MG 75,955 302,442
Cia de Sanena Do Parana 62,666 55,751
Cia de Sanena Do Parana 102,902 479,958
Cia Energetica de Minas
Gerais 76,694 192,240
Cia Paranaense de Energia
- Copel 180,955 272,273
Cia Siderurgica Nacional SA 285,970 581,450
#Cia Siderurgica Nacional SA,
Sponsored ADR 165,744 338,118
*Cogna Educacao SA 1,481,768 360,923
*Construtora Tenda S/A 89,177 231,232
Cosan SA 249,253 508,948
Cosan SA, ADR 34,825 283,127

114
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
CPFL Energia SA 38,154 $ 215,989
Cruzeiro do Sul Educacional
SA 121,941 69,726
CSU Digital SA 18,186 55,607
Cury Construtora e
Incorporadora SA 97,808 412,944
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 184,792 693,997
ΩDesktop SA 64,520 148,462
Dexco SA 256,366 366,696
*Diagnosticos da America SA 79,553 36,418
Dimed SA Distribuidora da
Medicamentos 33,400 58,448
Direcional Engenharia SA 36,966 199,749
EcoRodovias Infraestrutura e
Logistica SA 115,091 141,758
Eletromidia SA 15,000 47,601
*Embraer SA 408,900 3,424,482
*Embraer SA, Sponsored ADR 109,674 3,676,272
Empreendimentos Pague
Menos S/A 158,675 78,669
Energisa S/A 93,079 693,821
*Eneva SA 206,963 467,644
Engie Brasil Energia SA 47,875 342,971
Equatorial Energia SA 293,488 1,628,475
Eternit SA 5,783 5,285
Even Construtora e
Incorporadora S/A 55,704 58,025
Ez Tec Empreendimentos e
Participacoes S/A 73,033 176,251
Fleury SA 95,452 244,370
Fras-Le SA 31,117 117,292
*Gafisa S/A 36,500 9,710
Gerdau SA, Sponsored ADR 449,163 1,401,389
ΩGPS Participacoes e
Empreendimentos SA 85,894 253,138
Grendene SA 144,895 133,162
Grupo Mateus SA 236,158 309,234
Grupo SBF SA 46,400 116,145
Guararapes Confeccoes SA 61,200 89,758
Ω*Hapvida Participacoes e
Investimentos S/A 1,779,446 1,082,038
*Hidrovias do Brasil SA 304,412 165,649
Hospital Mater Dei SA 15,600 11,453
Hypera SA 33,774 128,941
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 9,800 32,403
Iochpe Maxion SA 89,500 157,548
Irani Papel e Embalagem SA 62,700 81,993
*IRB-Brasil Resseguros SA 53,119 397,699
Jalles Machado SA 101,891 106,841
JBS S/A 477,960 2,973,239
JHSF Participacoes SA 274,064 210,208
JSL SA 58,721 80,645
Kepler Weber SA 89,044 156,130
Klabin SA 403,781 1,455,042
Shares Value †
BRAZIL — (Continued)
Lavvi Empreendimentos
Imobiliarios SA 79,818 $ 116,926
Localiza Rent a Car SA 191,479 1,389,928
LOG Commercial Properties e
Participacoes SA 12,060 47,125
*Log-in Logistica Intermodal
SA 14,319 65,377
Lojas Quero-Quero SA 129,849 64,602
Lojas Renner SA 341,005 1,093,926
Ω*LWSA SA 277,100 198,655
M. Dias Branco SA 29,841 128,927
*Magazine Luiza SA 43,273 70,717
Mahle Metal Leve SA 27,500 142,233
Marcopolo SA 97,800 110,492
*Marfrig Global Foods SA 137,000 371,329
ΩMeliuz SA 42,765 25,266
Melnick Even Desenvolvimento
Imobiliario SA 62,585 38,489
Mills Locacao Servicos e
Logistica SA 62,157 112,744
*Minerva SA 39,684 39,761
*Moura Dubeux Engenharia
S/A 70,107 194,259
*Movida Participacoes SA 101,934 105,654
*MRV Engenharia e
Participacoes SA 185,600 221,870
*Multilaser Industrial SA 107,890 30,193
Multiplan Empreendimentos
Imobiliarios SA 61,700 272,754
Natura & Co. Holding SA 411,960 975,681
Neoenergia SA 56,533 186,531
*Oceanpact Servicos
Maritimos SA 86,200 93,515
Odontoprev SA 144,910 275,363
*Oncoclinicas do Brasil
Servicos Medicos SA 19,900 15,814
*Orizon Valorizacao de
Residuos SA 14,520 116,310
Petroleo Brasileiro SA 1,001,274 6,756,167
Petroleo Brasileiro SA,
Sponsored ADR 63,625 787,041
Petroreconcavo S/A 97,820 286,933
Plano & Plano
Desenvolvimento Imobiliario
SA 28,161 68,691
Porto Seguro SA 115,184 759,105
*Portobello SA 22,113 15,968
Positivo Tecnologia SA 59,624 66,023
PRIO SA 253,025 1,791,227
Raia Drogasil SA 308,530 1,297,278
ΩRede D'Or Sao Luiz SA 25,338 128,512
Romi SA 32,954 57,497
Rumo SA 151,577 521,077
Santos Brasil Participacoes SA 219,155 478,156
Sao Carlos Empreendimentos
e Participacoes SA 4,800 18,740
Sao Martinho S/A 83,929 367,106
*Sendas Distribuidora S/A 332,194 429,822

115
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
#*Sendas Distribuidora S/A,
ADR 33,626 $ 218,569
Ω*Ser Educacional SA 67,800 81,987
*Serena Energia SA 135,159 193,793
*SIMPAR SA 140,900 130,221
SLC Agricola SA 137,810 404,949
Smartfit Escola de Ginastica e
Danca SA 57,263 216,143
Suzano SA 289,026 2,984,251
#Suzano SA, Sponsored ADR 3,960 40,669
SYN prop e tech SA 22,214 32,426
Tegma Gestao Logistica SA 19,812 101,032
Telefonica Brasil SA 21,400 194,601
Telefonica Brasil SA, ADR 14,194 129,307
TIM SA 425,068 1,217,470
TIM SA, ADR 691 9,881
TOTVS SA 33,995 175,238
Transmissora Alianca de
Energia Eletrica S/A 128,678 778,459
Tres Tentos Agroindustrial S/A 56,778 111,521
Trisul SA 56,887 51,986
Tupy SA 65,500 264,206
Ultrapar Participacoes SA 210,286 758,864
Ultrapar Participacoes SA,
Sponsored ADR 58,044 210,120
Unifique Telecomunicacoes
S/A 107,420 71,814
Unipar Carbocloro SA 17,141 131,532
Usinas Siderurgicas de Minas
Gerais S/A Usiminas 49,549 54,524
Vale SA 616,919 6,613,862
Vale SA, Sponsored ADR 197,847 2,116,963
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 46,017 190,547
Veste SA Estilo 4,400 7,601
Vibra Energia SA 518,848 1,999,654
Vittia Fertilizantes E Biologicos
SA 19,250 18,323
Vivara Participacoes SA 22,900 101,154
Vulcabras SA 67,778 192,255
WEG SA 106,314 993,764
Wilson Sons SA 93,183 255,785
Wiz Co. 27,400 27,501
XP, Inc. 4,889 85,377
YDUQS Participacoes SA 157,253 288,223
*Zamp SA 223,883 92,821
TOTAL BRAZIL 80,166,970
CANADA — (7.6%)
*5N Plus, Inc. 59,063 300,834
*Acadian Timber Corp. 6,453 85,225
ADENTRA, Inc. 13,906 382,977
ADF Group, Inc. 13,300 97,130
*Advantage Energy, Ltd. 154,040 962,508
Aecon Group, Inc. 45,308 753,752
Africa Oil Corp. 222,794 286,094
Ag Growth International, Inc. 12,343 437,068
Shares Value †
CANADA — (Continued)
*AGF Management, Ltd.,
Class B 52,960 $ 395,885
Agnico Eagle Mines, Ltd. 79,275 6,834,728
#Agnico Eagle Mines, Ltd. 48,642 4,197,318
#*Aimia, Inc. 32,511 58,541
#*Air Canada 31,883 431,602
AirBoss of America Corp. 8,200 24,589
Alamos Gold, Inc. 188,895 3,811,913
Alamos Gold, Inc. 186,690 3,767,404
Algoma Central Corp. 4,700 51,081
#Algoma Steel Group, Inc. 47,976 496,552
Algonquin Power & Utilities
Corp. 77,640 374,846
#Algonquin Power & Utilities
Corp., ADR 142,410 689,264
Alimentation Couche-Tard, Inc. 91,038 4,742,113
AltaGas, Ltd. 115,270 2,751,198
*Altius Minerals Corp. 14,171 267,774
*Altius Renewable Royalties
Corp. 1,700 14,476
Altus Group, Ltd. 6,917 261,407
Amerigo Resources, Ltd. 48,600 59,619
Andlauer Healthcare Group,
Inc. 9,020 265,757
ARC Resources, Ltd. 410,208 6,786,037
*Aritzia, Inc. 61,375 1,973,845
Atco, Ltd., Class I 28,623 992,190
*Athabasca Oil Corp. 420,946 1,561,240
AtkinsRealis Group, Inc. 62,046 2,982,232
*ATS Corp. 533 15,974
*ATS Corp. 31,423 940,695
*Aurora Cannabis, Inc. 25,123 135,893
*AutoCanada, Inc. 14,210 151,280
B2Gold Corp. 664,222 2,191,916
B2Gold Corp. 370,586 1,230,346
Badger Infrastructure
Solutions, Ltd. 22,713 590,168
#Bank of Montreal 40,444 3,681,290
Bank of Montreal 67,853 6,182,765
Bank of Nova Scotia (The) 64,421 3,313,133
Bank of Nova Scotia (The) 100,382 5,168,669
Barrick Gold Corp. 145,985 2,820,430
*Bausch + Lomb Corp. 9,015 182,824
*Bausch Health Cos., Inc. 20,280 186,367
*Bausch Health Cos., Inc.,
ADR 34,855 320,666
#Baytex Energy Corp. 315,539 889,607
BCE, Inc. 3,026 97,619
BCE, Inc. 9,044 291,248
#Birchcliff Energy, Ltd. 120,514 448,702
Bird Construction, Inc. 17,421 378,802
#*Bitfarms, Ltd. 170,905 328,992
Black Diamond Group, Ltd. 37,101 240,872
*Bombardier, Inc., Class A 1,100 80,704
*Bombardier, Inc., Class B 30,947 2,273,820
*Bonterra Energy Corp. 4,600 11,088
Boralex, Inc., Class A 35,894 861,847
Boyd Group Services, Inc. 8,695 1,351,703
*Bragg Gaming Group, Inc. 10,499 47,875

116
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
Brookfield Corp. 101,582 $ 5,383,846
Brookfield Corp. 11,778 623,817
#Brookfield Infrastructure
Corp., Class A 315 12,940
Brookfield Wealth Solutions,
Ltd. 1,585 84,116
BRP, Inc. 1,175 57,892
#BRP, Inc. 9,706 478,006
*CAE, Inc. 28,853 507,119
*CAE, Inc. 64,743 1,139,477
*Calfrac Well Services, Ltd. 13,600 37,562
Calian Group, Ltd. 4,363 150,332
*Calibre Mining Corp. 8,694 15,779
Cameco Corp., ADR 37,654 1,966,292
Canaccord Genuity Group, Inc. 34,529 248,202
#*Canada Goose Holdings,
Inc., ADR 3,010 29,558
Canadian Imperial Bank of
Commerce 116,637 7,288,819
Canadian Imperial Bank of
Commerce, ADR 49,154 3,075,074
Canadian National Railway Co. 2,426 261,666
Canadian National Railway
Co., ADR 59,710 6,443,903
Canadian Natural Resources,
Ltd. 464,916 15,816,442
Canadian Pacific Kansas City,
Ltd. 19,651 1,514,196
Canadian Pacific Kansas City,
Ltd., ADR 12,566 969,593
#*Canadian Tire Corp., Ltd.,
Class A 28,019 2,978,281
Canadian Utilities, Ltd., Class
A 34,609 885,119
*Canadian Western Bank 66,902 2,747,688
*Canfor Corp. 69,167 824,179
*Capital Power Corp. 51,650 2,092,382
*Capstone Copper Corp. 239,479 1,654,423
#Cardinal Energy, Ltd. 112,592 517,748
Cascades, Inc. 112,166 844,092
CCL Industries, Inc. 57,294 3,338,297
*Celestica, Inc. 80,136 5,481,302
*Celestica, Inc. 6,284 429,527
Cenovus Energy, Inc. 131,504 2,112,253
Cenovus Energy, Inc., ADR 401,273 6,448,457
Centerra Gold, Inc. 176,659 1,247,049
CES Energy Solutions Corp. 233,297 1,335,564
*CGI, Inc. 28,086 3,107,704
*CGI, Inc., ADR 21,710 2,403,514
*China Gold International
Resources Corp., Ltd. 120,535 553,409
CI Financial Corp. 79,311 1,302,932
*Cineplex, Inc. 6,144 44,076
*Cipher Pharmaceuticals, Inc. 12,000 129,474
#Cogeco Communications,
Inc. 8,756 440,642
Cogeco, Inc. 2,673 116,589
*Colabor Group, Inc. 23,800 18,269
Shares Value †
CANADA — (Continued)
Colliers International Group,
Inc. 2,114 $ 322,783
Colliers International Group,
Inc. 12,683 1,935,933
Computer Modelling Group,
Ltd. 67,724 555,804
*Conifex Timber, Inc. 10,794 3,872
Constellation Software, Inc. 2,213 6,666,290
Converge Technology
Solutions Corp. 143,531 308,901
Corby Spirit and Wine, Ltd. 4,700 43,158
*Corus Entertainment, Inc.,
Class B 136,026 11,222
#*Cronos Group, Inc. 152,616 318,967
*Culico Metals, Inc. 3,915 337
Definity Financial Corp. 48,174 1,856,874
#*Denison Mines Corp. 146,292 307,497
*dentalcorp Holdings, Ltd. 11,217 75,561
*Descartes Systems Group,
Inc. (The) 5,748 596,469
*Descartes Systems Group,
Inc. (The) 3,375 350,764
Dexterra Group, Inc. 9,391 41,567
Dollarama, Inc. 61,519 6,394,410
Doman Building Materials
Group, Ltd. 57,100 337,123
*Dorel Industries, Inc., Class B 18,650 73,586
DREAM Unlimited Corp. 17,430 358,241
Dundee Precious Metals, Inc. 148,505 1,508,541
Dye & Durham, Ltd. 12,493 170,642
Dynacor Group, Inc. 24,620 101,557
E-L Financial Corp., Ltd. 384 392,829
*Eldorado Gold Corp. 72,734 1,263,390
*Eldorado Gold Corp. 66,083 1,148,198
#Emera, Inc. 67,974 2,564,965
Empire Co., Ltd., Class A 92,490 2,665,320
Enbridge, Inc. 87,042 3,516,497
Enbridge, Inc. 58,293 2,351,877
#Endeavour Mining PLC 119,444 2,641,744
Enerflex, Ltd. 63,200 417,117
#*Energy Fuels, Inc. 31,800 191,856
Enghouse Systems, Ltd. 20,922 442,320
*Ensign Energy Services, Inc. 114,908 230,813
EQB, Inc. 21,863 1,675,387
*Equinox Gold Corp. 220,074 1,219,210
*ERO Copper Corp. 15,199 278,750
*ERO Copper Corp. 34,172 626,836
Evertz Technologies, Ltd. 16,065 136,454
*Exchange Income Corp. 14,833 582,594
Exco Technologies, Ltd. 14,940 89,922
Extendicare, Inc. 48,839 322,335
Fairfax Financial Holdings, Ltd. 9,948 12,348,023
#Fiera Capital Corp. 46,339 322,789
Finning International, Inc. 130,304 3,798,956
*Firan Technology Group
Corp. 14,341 72,119
#First Majestic Silver Corp. 191,663 1,414,473
*First Quantum Minerals, Ltd. 136,390 1,760,218
FirstService Corp. 7,966 1,475,064

117
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
FirstService Corp. 3,059 $ 565,738
Foraco International SA 5,900 9,566
Fortis, Inc. 30,690 1,326,058
Fortis, Inc., ADR 32,447 1,402,684
*Fortuna Mining Corp. 194,347 965,905
*Fortuna Mining Corp. 68,299 339,547
Franco-Nevada Corp. 323 42,826
Franco-Nevada Corp. 9,789 1,298,609
Frontera Energy Corp. 8,419 45,781
*Galiano Gold, Inc. 70,680 121,692
Gamehost, Inc. 9,498 71,953
*GDI Integrated Facility
Services, Inc. 3,900 102,484
#Gear Energy, Ltd. 54,000 20,532
George Weston, Ltd. 20,740 3,285,935
GFL Environmental, Inc. 1,206 50,396
GFL Environmental, Inc. 28,361 1,185,490
Gibson Energy, Inc. 109,398 1,812,901
Gildan Activewear, Inc. 22,703 1,109,783
Gildan Activewear, Inc., ADR 51,209 2,504,120
*GoGold Resources, Inc. 149,996 172,168
#*Gran Tierra Energy, Inc. 80,666 509,809
Great-West Lifeco, Inc. 76,750 2,572,373
*Haivision Systems, Inc. 5,500 19,097
Hammond Manufacturing Co.,
Ltd., Class A 2,600 17,906
Hammond Power Solutions,
Inc. 6,000 519,402
Headwater Exploration, Inc. 179,418 882,964
*Heroux-Devtek, Inc. 16,724 385,722
High Liner Foods, Inc. 3,784 35,480
Hudbay Minerals, Inc. 170,374 1,526,576
Hudbay Minerals, Inc. 134,015 1,199,434
ΩHydro One, Ltd. 37,289 1,199,229
iA Financial Corp., Inc. 72,577 5,906,334
*IAMGOLD Corp. 100,236 555,307
#*IAMGOLD Corp. 340,212 1,886,609
IGM Financial, Inc. 32,803 984,361
*Imperial Metals Corp. 12,540 19,431
Imperial Oil, Ltd. 615 45,840
Imperial Oil, Ltd. 69,517 5,177,626
Information Services Corp. 5,400 113,117
Innergex Renewable Energy,
Inc. 49,943 326,755
InPlay Oil Corp. 8,900 12,067
Intact Financial Corp. 28,601 5,455,724
*Interfor Corp. 65,522 902,017
*Ivanhoe Mines, Ltd. 28,572 377,353
ΩJamieson Wellness, Inc. 24,035 571,929
*K92 Mining, Inc. 139,037 923,622
K-Bro Linen, Inc. 5,629 132,654
*Kelt Exploration, Ltd. 142,987 669,827
Keyera Corp. 90,804 2,785,451
*Kinaxis, Inc. 4,898 543,367
Kinross Gold Corp. 290,213 2,925,136
Kinross Gold Corp. 703,916 7,095,473
*Knight Therapeutics, Inc. 49,033 198,390
*Kolibri Global Energy, Inc. 18,600 61,646
Shares Value †
CANADA — (Continued)
#*KP Tissue, Inc. 5,700 $ 33,531
Lassonde Industries, Inc.,
Class A 1,700 215,178
*Laurentian Bank of Canada 37,118 694,456
Leon's Furniture, Ltd. 19,587 377,000
#*Lightspeed Commerce, Inc. 85,119 1,286,999
*Lightspeed Commerce, Inc. 5,125 77,393
*<Lightstream Resources, Ltd. 52,634 –
Linamar Corp. 36,761 1,502,403
Loblaw Cos., Ltd. 30,927 3,905,728
*Lucara Diamond Corp. 184,114 68,682
Lundin Gold, Inc. 46,646 1,126,705
Lundin Mining Corp. 476,735 4,630,720
*MAG Silver Corp. 44 753
Magellan Aerospace Corp. 8,300 62,103
#Magna International, Inc. 80,925 3,191,253
Magna International, Inc., ADR 66,946 2,642,359
Mainstreet Equity Corp. 2,696 402,887
*Major Drilling Group
International, Inc. 55,874 335,897
*Mandalay Resources Corp. 27,708 67,583
Manulife Financial Corp. 38,654 1,127,772
Manulife Financial Corp., ADR 238,432 6,964,599
*Maple Leaf Foods, Inc. 18,843 284,683
Martinrea International, Inc. 79,824 589,826
*Mattr Corp. 40,710 354,838
*MDA Space, Ltd. 63,121 964,509
Medical Facilities Corp. 12,666 131,753
MEG Energy Corp. 167,883 3,065,119
Melcor Developments, Ltd. 5,700 53,117
Methanex Corp. 22,878 894,473
Methanex Corp., ADR 21,237 831,853
Metro, Inc. 41,898 2,485,416
*Morguard Corp. 1,200 100,755
MTY Food Group, Inc. 11,519 369,712
Mullen Group, Ltd. 57,952 626,104
National Bank of Canada 140,972 13,430,239
Neo Performance Materials,
Inc. 7,121 40,153
*New Gold, Inc. 65,083 178,978
*New Gold, Inc. 513,322 1,410,397
*NFI Group, Inc. 22,485 255,667
North American Construction
Group, Ltd. 2,192 42,810
North American Construction
Group, Ltd. 19,752 384,710
North West Co., Inc. (The) 36,513 1,372,823
Northland Power, Inc. 164,092 2,490,898
Nutrien, Ltd. 157,369 7,503,354
Nuvei Corp. 19,172 645,138
ΩNuvei Corp. 776 26,092
*NuVista Energy, Ltd. 147,994 1,186,967
*Obsidian Energy, Ltd. 67,877 384,863
OceanaGold Corp. 392,436 1,112,036
Open Text Corp. 19,856 594,847
Open Text Corp., ADR 48,146 1,444,380
#*Organigram Holdings, Inc. 6,221 10,638
*Orla Mining, Ltd. 128,194 615,243
*Osisko Gold Royalties, Ltd. 27,695 556,701

118
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
Osisko Gold Royalties, Ltd. 32,442 $ 653,057
Pan American Silver Corp. 92,264 2,155,110
#Pan American Silver Corp. 47,512 1,112,256
Paramount Resources, Ltd.,
Class A 69,472 1,338,655
Parex Resources, Inc. 81,933 759,994
Parkland Corp. 90,373 2,100,567
Pason Systems, Inc. 41,022 396,403
Pembina Pipeline Corp. 123,205 5,148,737
Pembina Pipeline Corp. 17,973 751,051
#Peyto Exploration &
Development Corp. 281,301 3,063,345
PHX Energy Services Corp. 19,360 129,581
#Pine Cliff Energy, Ltd. 18,000 10,976
Pizza Pizza Royalty Corp. 18,574 174,554
Polaris Renewable Energy,
Inc. 14,268 122,828
Pollard Banknote, Ltd. 5,725 97,583
*Precision Drilling Corp. 9,897 594,315
*Precision Drilling Corp. 3,764 225,821
Premium Brands Holdings
Corp. 15,560 970,470
Primo Water Corp. 23,099 605,832
Primo Water Corp. 93,522 2,453,082
#Propel Holdings, Inc. 13,958 362,380
*Quarterhill, Inc. 66,428 76,724
Quebecor, Inc., Class B 89,111 2,216,348
#*Questerre Energy Corp.,
Class A 32,700 6,568
RB Global, Inc. 28,056 2,377,465
RB Global, Inc. 5,800 490,854
*Real Matters, Inc. 3,938 19,917
#Restaurant Brands
International, Inc. 41,120 2,859,896
Restaurant Brands
International, Inc. 9,100 632,192
Richelieu Hardware, Ltd. 31,183 820,764
Rogers Communications, Inc.,
Class B 47,855 1,736,093
Rogers Communications, Inc.,
Class B, ADR 39,681 1,441,214
Rogers Sugar, Inc. 70,536 281,344
Royal Bank of Canada 120,377 14,541,614
#Royal Bank of Canada, ADR 127,627 15,428,828
Russel Metals, Inc. 65,207 1,813,605
Sandstorm Gold, Ltd. 160,476 970,880
*Sangoma Technologies Corp. 10,300 62,807
Saputo, Inc. 66,581 1,268,619
Savaria Corp. 2,966 47,449
Secure Energy Services, Inc. 203,265 2,261,659
*Shopify, Inc., Class A 14,643 1,145,229
*Shopify, Inc., Class A 1,936 151,275
Sienna Senior Living, Inc. 49,831 615,581
*Sierra Metals, Inc. 8,500 5,244
*SilverCrest Metals, Inc. 115,419 1,173,811
*Source Energy Services, Ltd. 4,700 42,248
#*South Bow Corp. 37,914 946,333
*Spartan Delta Corp. 11,905 28,952
Ω*Spin Master Corp. 6,738 142,451
Shares Value †
CANADA — (Continued)
Sprott, Inc. 5,270 $ 232,924
SSR Mining, Inc. 75,626 466,576
Stantec, Inc. 24,140 1,955,860
Stantec, Inc., ADR 9,462 767,936
Stelco Holdings, Inc. 27,360 1,337,234
Stella-Jones, Inc. 42,025 2,537,870
Ω*STEP Energy Services, Ltd. 5,423 13,344
*Steppe Gold, Ltd. 600 344
StorageVault Canada, Inc. 92,255 269,363
Strathcona Resources, Ltd. 262 5,173
Sun Life Financial, Inc. 24,397 1,351,159
Sun Life Financial, Inc. 109,468 6,066,717
Suncor Energy, Inc. 322,440 12,178,559
Suncor Energy, Inc. 90,906 3,427,683
Superior Plus Corp. 151,802 718,744
Supremex, Inc. 9,390 27,619
Surge Energy, Inc. 80,855 341,645
Sylogist, Ltd. 12,000 94,523
Taiga Building Products, Ltd. 12,900 35,259
Tamarack Valley Energy, Ltd. 404,064 1,202,960
#*Taseko Mines, Ltd. 136,980 303,647
*Taseko Mines, Ltd. 49,779 111,007
TC Energy Corp., ADR 189,572 8,816,994
Teck Resources, Ltd., Class A 700 32,897
Teck Resources, Ltd., Class B 212,039 9,857,693
Teck Resources, Ltd., Class B 31,084 1,444,544
TELUS Corp. 62,596 988,370
*TerrAscend Corp. 9,700 9,672
TerraVest Industries, Inc. 6,659 476,417
TFI International, Inc. 23,580 3,151,950
TFI International, Inc. 17,327 2,318,699
Thomson Reuters Corp. 528 86,328
Thomson Reuters Corp., ADR 7,430 1,215,845
#*Tidewater Midstream and
Infrastructure, Ltd. 109,000 22,677
*Tilray Brands, Inc. 287,000 470,680
TMX Group, Ltd. 53,418 1,666,594
*Torex Gold Resources, Inc. 70,723 1,523,592
Toromont Industries, Ltd. 36,400 3,211,880
Toronto-Dominion Bank (The) 112,346 6,203,430
Toronto-Dominion Bank (The),
ADR 107,637 5,949,097
Total Energy Services, Inc. 37,110 256,106
Tourmaline Oil Corp. 170,610 7,856,419
#TransAlta Corp. 127,946 1,336,414
TransAlta Corp. 3,519 36,703
Transcontinental, Inc., Class A 63,451 782,924
Trican Well Service, Ltd. 261,302 866,039
Triple Flag Precious Metals
Corp. 25,881 443,859
*Trisura Group, Ltd. 14,017 414,291
Veren, Inc. 323,618 1,669,869
Veren, Inc. 39,091 201,071
Vermilion Energy, Inc. 109,986 1,026,169
#Vermilion Energy, Inc. 14,022 130,568
VersaBank 3,028 45,420
VersaBank 4,000 60,060
*VerticalScope Holdings, Inc. 7,100 40,085

119
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
*Victoria Gold Corp. 367 $ 126
*Viemed Healthcare, Inc. 6,272 53,626
*Vitalhub Corp. 10,400 76,100
Wajax Corp. 18,462 327,269
*Wall Financial Corp. 100 1,363
Waste Connections, Inc. 13,792 2,437,736
*Well Health Technologies
Corp. 104,132 330,934
*Wesdome Gold Mines, Ltd. 119,567 1,046,463
West Fraser Timber Co., Ltd. 31,918 2,879,363
#West Fraser Timber Co., Ltd. 2,369 214,158
Westshore Terminals
Investment Corp. 21,000 346,648
Wheaton Precious Metals
Corp. 1,842 121,505
#Wheaton Precious Metals
Corp. 22,329 1,473,937
#Whitecap Resources, Inc. 548,764 4,090,289
#*WildBrain, Ltd. 43,806 34,568
Winpak, Ltd. 13,785 490,601
WSP Global, Inc. 21,850 3,901,008
*Yangarra Resources, Ltd. 9,301 6,806
Yellow Pages, Ltd. 5,310 38,284
TOTAL CANADA 561,848,386
CHILE — (0.1%)
Aguas Andinas SA, Class A 1,157,493 330,647
Banco de Chile 1,309,544 152,553
Banco de Chile, Sponsored
ADR 16,978 393,890
Banco de Credito e
Inversiones SA 12,241 359,044
Banco Santander Chile 1,174,867 58,338
Banco Santander Chile,
Sponsored ADR 6,102 119,233
Besalco SA 159,422 95,916
*CAP SA 36,693 220,212
Cencosud SA 477,945 991,255
*Cencosud Shopping SA 102,249 168,779
Cia Cervecerias Unidas SA 13,530 74,881
#Cia Cervecerias Unidas SA,
Sponsored ADR 22,743 246,761
*Clinica Las Condes SA 2,277 27,802
Colbun SA 2,121,880 262,633
Embotelladora Andina SA,
Sponsored ADR 6,387 111,198
Empresa Nacional de
Telecomunicaciones SA 125,931 409,846
Empresas CMPC SA 305,918 487,150
Empresas Copec SA 66,738 421,351
Enel Americas SA 2,375,995 222,542
Enel Chile SA 7,059,437 374,621
Enel Chile SA, Sponsored
ADR 25,282 69,273
*Engie Energia Chile SA 167,464 155,893
*Falabella SA 111,209 399,178
Forus SA 30,338 56,484
Grupo Security SA 993,601 271,294
Inversiones Aguas
Metropolitanas SA 252,173 188,846
Shares Value †
CHILE — (Continued)
Inversiones La Construccion
SA 24,138 $ 189,247
Molibdenos y Metales SA 1,797 6,262
Multiexport Foods SA 175,108 37,148
Parque Arauco SA 152,292 250,100
PAZ Corp. SA 30,769 15,298
Plaza SA 84,188 137,478
*Ripley Corp. SA 533,153 152,499
Salfacorp SA 289,316 172,730
Sigdo Koppers SA 95,778 104,601
SMU SA 1,802,470 278,724
Sociedad Matriz SAAM SA 1,873,505 200,712
#Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 10,818 415,303
*Socovesa SA 126,028 10,291
SONDA SA 281,055 104,149
Vina Concha y Toro SA 190,306 219,397
TOTAL CHILE 8,963,559
CHINA — (7.8%)
360 Security Technology, Inc.,
Class A 27,800 37,715
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 53,500 122,569
Ω3SBio, Inc. 1,566,000 1,174,339
*5I5J Holding Group Co., Ltd.,
Class A 119,800 59,498
AAC Technologies Holdings,
Inc. 600,500 2,429,220
Accelink Technologies Co.,
Ltd., Class A 21,800 139,250
*ADAMA, Ltd., Class A 70,400 72,792
*Addsino Co., Ltd., Class A 58,500 69,105
Advanced Micro-Fabrication
Equipment, Inc., Class A 1,410 38,066
Advanced Technology &
Materials Co., Ltd., Class A 18,200 27,704
*AECC Aero Science and
Technology Co., Ltd., Class A 11,400 33,075
AECC Aero-Engine Control
Co., Ltd., Class A 13,600 45,735
AECC Aviation Power Co.,
Ltd., Class A 11,700 70,188
*Aerospace Hi-Tech Holdings
Group, Ltd., Class A 32,800 63,687
#*Agile Group Holdings, Ltd. 474,000 56,702
Agricultural Bank of China,
Ltd., Class H 5,340,000 2,623,842
Aier Eye Hospital Group Co.,
Ltd., Class A 67,784 137,796
#*Air China, Ltd., Class H 748,000 420,452
Aisino Corp., Class A 60,500 86,406
ΩAK Medical Holdings, Ltd. 218,000 134,315
Ω*Akeso, Inc. 358,000 2,891,850
Alibaba Group Holding, Ltd.,
Class W 2,270,724 27,615,887
*Alibaba Health Information
Technology, Ltd. 314,000 158,729

120
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
ΩA-Living Smart City Services
Co., Ltd., Class A 333,250 $ 135,025
All Winner Technology Co.,
Ltd., Class A 7,700 43,092
Ω*Alliance International
Education Leasing Holdings,
Ltd. 1,152,000 41,490
Allmed Medical Products Co.,
Ltd., Class A 50,250 59,641
Aluminum Corp. of China, Ltd.,
Class H 2,772,000 1,764,946
Amlogic Shanghai Co., Ltd.,
Class A 3,374 32,964
Amoy Diagnostics Co., Ltd.,
Class A 18,600 62,993
An Hui Wenergy Co., Ltd.,
Class A 57,100 62,484
*ANE Cayman, Inc. 318,500 342,491
*Angang Steel Co., Ltd., Class
H 774,000 150,332
Angel Yeast Co., Ltd., Class A 27,100 138,240
Ω#Angelalign Technology, Inc. 14,000 109,938
Anhui Anfu Battery Technology
Co., Ltd. 4,200 17,500
Anhui Anke Biotechnology
Group Co., Ltd., Class A 51,800 66,496
Anhui Conch Cement Co.,
Ltd., Class H 404,500 1,175,872
Anhui Construction
Engineering Group Co., Ltd.,
Class A 76,700 52,189
Anhui Expressway Co., Ltd.,
Class H 184,000 204,960
Anhui Guangxin Agrochemical
Co., Ltd., Class A 46,908 71,074
Anhui Gujing Distillery Co.,
Ltd., Class A 3,700 97,802
Anhui Heli Co., Ltd., Class A 24,500 61,733
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 109,600 145,152
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 39,290 79,596
Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 48,000 275,763
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 103,400 76,159
Anhui Jinhe Industrial Co.,
Ltd., Class A 28,500 91,923
Anhui Kouzi Distillery Co., Ltd.,
Class A 23,700 128,910
*Anhui Tatfook Technology
Co., Ltd., Class A 41,900 99,756
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 44,100 58,034
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 41,100 36,672
Shares Value †
CHINA — (Continued)
Anhui Yingjia Distillery Co.,
Ltd., Class A 16,900 $ 142,686
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 13,100 27,605
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 95,800 179,024
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 5,019 108,508
Anjoy Foods Group Co., Ltd.,
Class A 9,300 111,712
Anker Innovations Technology
Co., Ltd., Class A 3,250 36,554
ANTA Sports Products, Ltd. 296,000 3,158,212
Anton Oilfield Services Group 1,618,000 120,709
Aoshikang Technology Co.,
Ltd., Class A 13,600 48,368
Aotecar New Energy
Technology Co., Ltd., Class A 154,900 63,022
*Aowei Holdings, Ltd. 59,000 3,795
Apeloa Pharmaceutical Co.,
Ltd., Class A 48,500 109,821
ApicHope Pharmaceutical Co.,
Ltd., Class A 17,427 37,652
Appotronics Corp., Ltd. 10,824 24,859
APT Medical, Inc., Class A 1,048 54,621
Arctech Solar Holding Co., Ltd. 2,891 34,524
Ω#*Arrail Group, Ltd. 58,000 24,545
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 16,600 44,715
ΩAsiaInfo Technologies, Ltd. 117,600 77,751
Asian Star Anchor Chain Co.,
Ltd., Class A 23,000 26,105
*ASR Microelectronics Co.,
Ltd., Class A 9,174 52,152
Asymchem Laboratories
Tianjin Co., Ltd., Class A 3,800 44,201
Aurisco Pharmaceutical Co.,
Ltd., Class A 7,000 21,753
*AustAsia Group, Ltd. 63,848 9,362
Autel Intelligent Technology
Corp., Ltd., Class A 14,934 64,238
Autobio Diagnostics Co., Ltd.,
Class A 14,200 89,628
Avary Holding Shenzhen Co.,
Ltd., Class A 81,800 430,698
AviChina Industry &
Technology Co., Ltd., Class H 1,317,000 709,795
AVICOPTER PLC, Class A 6,200 36,541
Bafang Electric Suzhou Co.,
Ltd., Class A 9,884 29,633
ΩBAIC Motor Corp., Ltd.,
Class H 1,270,000 351,217
*Baidu, Inc. 244,700 2,807,579
#*Baidu, Inc., Sponsored ADR 30,487 2,781,329
Baiyin Nonferrous Group Co.,
Ltd., Class A 57,900 25,344

121
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Bank of Beijing Co., Ltd.,
Class A 263,910 $ 209,192
Bank of Changsha Co., Ltd.,
Class A 191,900 229,380
Bank of Chengdu Co., Ltd.,
Class A 123,900 267,691
Bank of China, Ltd., Class H 10,730,800 5,093,210
Bank of Chongqing Co., Ltd.,
Class H 398,500 289,608
Bank of Communications Co.,
Ltd., Class H 1,153,695 874,056
*Bank of Gansu Co., Ltd.,
Class H 329,000 11,638
Bank of Guiyang Co., Ltd.,
Class A 93,740 78,776
Bank of Hangzhou Co., Ltd.,
Class A 191,915 372,637
Bank of Jiangsu Co., Ltd.,
Class A 325,700 402,564
Bank of Nanjing Co., Ltd.,
Class A 159,100 228,789
Bank of Ningbo Co., Ltd.,
Class A 117,200 419,943
Bank of Shanghai Co., Ltd.,
Class A 182,221 198,126
Bank of Suzhou Co., Ltd.,
Class A 143,660 153,982
Baoshan Iron & Steel Co., Ltd.,
Class A 214,884 196,559
Baowu Magnesium
Technology Co., Ltd., Class A 19,040 27,166
Baoxiniao Holding Co., Ltd.,
Class A 60,800 34,802
*Baoye Group Co., Ltd., Class
H 87,040 48,589
#*Baozun, Inc., Class A 24,500 24,392
*Baozun, Inc., Sponsored ADR 19,107 59,805
#BBMG Corp., Class H 750,000 76,212
*BE Friends Holding, Ltd. 432,000 58,345
Bear Electric Appliance Co.,
Ltd., Class A 10,200 64,481
Befar Group Co., Ltd., Class A 124,400 69,287
Beibuwan Port Co., Ltd., Class
A 109,800 123,389
*BeiGene, Ltd. 16,600 260,069
*BeiGene, Ltd., Sponsored
ADR 1,264 256,137
Beijing Aerospace Shenzhou
Intelligent Equipment
Technology Co., Ltd., Class A 13,900 28,276
Beijing Bdstar Navigation Co.,
Ltd., Class A 6,600 26,214
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 7,500 25,527
*Beijing Capital Development
Co., Ltd., Class A 125,000 51,383
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 205,200 98,745
Shares Value †
CHINA — (Continued)
*Beijing Capital International
Airport Co., Ltd., Class H 1,642,000 $ 597,713
Beijing Career International
Co., Ltd., Class A 6,700 18,480
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class H 31,000 31,700
Beijing CTJ Information
Technology Co., Ltd., Class A 5,000 21,184
*Beijing Cuiwei Tower Co., Ltd. 26,300 33,835
Beijing Dabeinong Technology
Group Co., Ltd., Class A 43,300 28,734
Beijing Dahao Technology
Corp., Ltd., Class A 12,500 26,095
Beijing Easpring Material
Technology Co., Ltd., Class A 24,400 142,199
Beijing eGOVA Co., Ltd.,
Class A 11,300 32,547
Beijing Enlight Media Co., Ltd.,
Class A 26,500 32,865
Beijing Enterprises Holdings,
Ltd. 403,500 1,320,883
Beijing Enterprises Water
Group, Ltd. 3,153,000 940,903
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 69,700 51,729
*Beijing Haixin Energy
Technology Co., Ltd., Class A 165,454 93,081
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 1,527 25,682
*Beijing Jetsen Technology
Co., Ltd., Class A 171,300 137,226
Beijing Jingneng Clean Energy
Co., Ltd., Class H 578,000 141,258
Beijing Jingyuntong
Technology Co., Ltd., Class A 141,000 62,708
Beijing Kingsoft Office
Software, Inc., Class A 558 20,161
*Beijing Leike Defense
Technology Co., Ltd., Class A 31,200 22,499
Beijing New Building Materials
PLC, Class A 28,200 123,160
Beijing North Star Co., Ltd.,
Class H 518,000 57,967
*Beijing Orient National
Communication Science &
Technology Co., Ltd., Class A 26,700 37,571
Beijing Originwater Technology
Co., Ltd., Class A 125,616 88,998
Beijing Relpow Technology
Co., Ltd., Class A 15,200 28,725
Beijing Roborock Technology
Co., Ltd., Class A 1,871 61,843
Beijing Sanyuan Foods Co.,
Ltd. 81,600 49,456
Beijing Science Sun
Pharmaceutical Co., Ltd.,
Class A 30,100 33,361
Beijing Shiji Information
Technology Co., Ltd., Class A 28,818 31,374

122
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Beijing Shougang Co., Ltd.,
Class A 125,900 $ 57,935
*Beijing Shunxin Agriculture
Co., Ltd., Class A 23,300 58,447
Beijing Sifang Automation Co.,
Ltd., Class A 14,100 35,824
Beijing Sinnet Technology Co.,
Ltd., Class A 36,376 55,320
Beijing SL Pharmaceutical Co.,
Ltd., Class A 40,700 41,740
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 94,600 56,406
Beijing Strong Biotechnologies,
Inc., Class A 25,900 49,962
Beijing SuperMap Software
Co., Ltd., Class A 13,900 38,027
Beijing Tiantan Biological
Products Corp., Ltd., Class A 8,960 27,089
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 148,000 154,770
Beijing Tong Ren Tang Co.,
Ltd., Class A 11,400 63,335
Beijing Ultrapower Software
Co., Ltd., Class A 58,000 104,480
Beijing United Information
Technology Co., Ltd., Class A 35,900 133,369
*Beijing VRV Software Corp.,
Ltd., Class A 38,400 34,102
Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 2,500 25,036
*Beijing Watertek Information
Technology Co., Ltd., Class A 95,200 55,027
Beijing Yanjing Brewery Co.,
Ltd., Class A 107,755 153,442
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 12,300 72,373
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 37,005 52,902
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 377,900 287,884
*Beiqi Foton Motor Co., Ltd.,
Class A 240,600 90,801
*Bengang Steel Plates Co.,
Ltd., Class A 84,200 43,826
Bestore Co., Ltd., Class A 11,200 19,264
*Bestway Marine & Energy
Technology Co., Ltd., Class A 42,900 34,306
Bethel Automotive Safety
Systems Co., Ltd., Class A 10,080 68,658
Betta Pharmaceuticals Co.,
Ltd., Class A 5,800 37,479
Beyondsoft Corp., Class A 15,000 28,683
BGI Genomics Co., Ltd., Class
A 10,400 66,636
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 24,700 68,023
*Bilibili, Inc., Class Z 79,200 1,737,950
Shares Value †
CHINA — (Continued)
*Binhai Investment Co., Ltd. 212,063 $ 32,187
Binjiang Service Group Co.,
Ltd. 49,500 116,517
Black Peony Group Co., Ltd.,
Class A 32,200 21,910
Bloomage Biotechnology
Corp., Ltd., Class A 2,394 20,112
Ω#Blue Moon Group Holdings,
Ltd. 290,500 113,220
*Blue Sail Medical Co., Ltd.,
Class A 56,900 43,586
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 77,000 78,968
Bluestar Adisseo Co., Class A 18,100 27,882
ΩBOC Aviation, Ltd. 137,800 1,070,580
BOC International China Co.,
Ltd., Class A 33,400 54,356
*BOE HC Semitek Corp. 32,500 28,680
BOE Technology Group Co.,
Ltd., Class A 684,200 448,272
BOE Varitronix, Ltd. 147,000 104,184
*Bohai Leasing Co., Ltd.,
Class A 324,600 151,647
Bomin Electronics Co., Ltd. 23,600 30,262
Bosideng International
Holdings, Ltd. 2,810,000 1,575,890
Bright Dairy & Food Co., Ltd.,
Class A 57,100 67,451
BrightGene Bio-Medical
Technology Co., Ltd., Class A 4,996 21,069
Brilliance China Automotive
Holdings, Ltd. 1,068,000 344,809
Bros Eastern Co., Ltd., Class A 33,400 24,929
B-Soft Co., Ltd., Class A 78,600 62,193
BTG Hotels Group Co., Ltd.,
Class A 52,500 102,306
BYD Co., Ltd. 145,500 5,266,477
BYD Electronic International
Co., Ltd. 650,000 2,800,859
By-health Co., Ltd., Class A 38,300 68,456
*C&D International Investment
Group, Ltd. 366,026 692,090
C&D Property Management
Group Co., Ltd. 257,000 83,965
C&S Paper Co., Ltd., Class A 42,100 41,935
Caitong Securities Co., Ltd.,
Class A 42,170 48,927
Camel Group Co., Ltd., Class
A 53,200 63,889
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 59,200 29,651
Canmax Technologies Co.,
Ltd., Class A 22,470 74,240
Canvest Environmental
Protection Group Co., Ltd. 218,000 122,258
*Capital Environment Holdings,
Ltd. 2,440,000 26,050
Castech, Inc., Class A 15,840 69,068
Cathay Biotech, Inc. 4,647 30,642

123
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
CCCC Design & Consulting
Group Co., Ltd., Class A 32,400 $ 44,001
CCS Supply Chain
Management Co., Ltd., Class
A 75,100 47,202
CECEP Solar Energy Co.,
Ltd., Class A 54,600 39,679
CECEP Wind-Power Corp.,
Class A 272,220 127,176
Central China New Life, Ltd. 207,000 34,081
Central China Securities Co.,
Ltd., Class H 608,000 145,462
CETC Cyberspace Security
Technology Co., Ltd., Class A 9,800 26,522
CETC Digital Technology Co.,
Ltd., Class A 8,190 27,772
CETC Potevio
Science&Technology Co., Ltd.,
Class A 11,200 38,858
CGN New Energy Holdings
Co., Ltd. 920,000 272,175
*CGN Nuclear Technology
Development Co., Ltd., Class
A 43,000 43,737
ΩCGN Power Co., Ltd., Class
H 1,325,000 477,207
Changchun Faway Automobile
Components Co., Ltd., Class A 49,700 63,033
Changchun High-Tech Industry
Group Co., Ltd., Class A 10,100 147,904
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 31,100 13,831
Changjiang Securities Co.,
Ltd., Class A 47,600 47,214
*ChangYuan Technology
Group, Ltd., Class A 40,800 33,085
Changzheng Engineering
Technology Co., Ltd., Class A 14,200 31,576
Changzhou Qianhong
Biopharma Co., Ltd., Class A 26,200 23,341
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 2,600 50,082
Chaowei Power Holdings, Ltd. 330,000 61,124
Chaozhou Three-Circle Group
Co., Ltd., Class A 5,500 28,681
*Chen Lin Education Group
Holdings, Ltd. 128,000 23,215
Cheng De Lolo Co., Ltd.,
Class A 35,400 43,208
*Chengdu CORPRO
Technology Co., Ltd., Class A 15,000 36,743
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 16,970 31,784
Chengdu Galaxy Magnets Co.,
Ltd., Class A 9,400 24,041
Chengdu Hongqi Chain Co.,
Ltd., Class A 78,100 54,785
Shares Value †
CHINA — (Continued)
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 33,600 $ 90,083
Chengdu Kanghua Biological
Products Co., Ltd., Class A 10,075 85,345
Chengdu Leejun Industrial Co.,
Ltd., Class A 44,800 38,780
Chengdu Wintrue Holding Co.,
Ltd., Class A 92,300 102,687
Chengdu Xingrong
Environment Co., Ltd., Class A 78,600 81,381
Chengtun Mining Group Co.,
Ltd., Class A 208,800 147,639
Chenguang Biotech Group
Co., Ltd., Class A 25,009 31,192
Chengxin Lithium Group Co.,
Ltd., Class A 45,100 92,252
Chengzhi Co., Ltd., Class A 93,700 105,033
Chervon Holdings, Ltd. 41,100 107,846
Chifeng Jilong Gold Mining
Co., Ltd., Class A 44,800 119,419
*China Aerospace International
Holdings, Ltd. 848,000 47,993
China Aircraft Leasing Group
Holdings, Ltd. 101,000 41,572
China Animal Husbandry
Industry Co., Ltd., Class A 23,800 23,039
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 16,500 41,158
China Baoan Group Co., Ltd.,
Class A 36,400 55,459
Ω*China Bohai Bank Co., Ltd.,
Class H 553,000 70,420
*China Boton Group Co., Ltd. 146,000 33,428
China CAMC Engineering Co.,
Ltd., Class A 81,400 91,588
#China Chunlai Education
Group Co., Ltd. 109,000 60,568
#China Cinda Asset
Management Co., Ltd., Class
H 6,748,000 1,310,645
China CITIC Bank Corp., Ltd.,
Class H 2,025,000 1,263,281
China Coal Energy Co., Ltd.,
Class H 1,397,000 1,743,016
China Coal Xinji Energy Co.,
Ltd., Class A 59,300 67,554
China Communications
Services Corp., Ltd., Class H 1,572,000 845,205
China Conch Environment
Protection Holdings, Ltd. 562,000 60,722
China Conch Venture
Holdings, Ltd. 1,098,500 1,020,165
China Construction Bank
Corp., Class H 19,690,200 15,272,163
China CSSC Holdings, Ltd.,
Class A 26,300 135,598
China CYTS Tours Holding
Co., Ltd., Class A 54,200 77,104

124
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 1,038,000 $ 299,074
*China Daye Non-Ferrous
Metals Mining, Ltd., Class F 3,026,163 21,019
China Design Group Co., Ltd.,
Class A 54,500 71,720
*<China Dili Group 715,600 11,395
Ω#China East Education
Holdings, Ltd. 384,000 140,770
#*China Eastern Airlines Corp.,
Ltd., Class H 810,000 234,423
*China Education Group
Holdings, Ltd. 876,229 546,629
#China Electronics Huada
Technology Co., Ltd. 692,000 124,614
China Electronics Optics
Valley Union Holding Co., Ltd. 664,000 22,206
China Energy Engineering
Corp., Ltd., Class A 440,709 144,680
China Energy Engineering
Corp., Ltd., Class H 838,000 113,179
China Everbright Bank Co.,
Ltd., Class H 437,000 147,833
China Everbright Environment
Group, Ltd. 1,163,074 564,004
ΩChina Everbright Greentech,
Ltd. 447,000 45,997
China Everbright Water, Ltd. 129,348 24,444
*China Express Airlines Co.,
Ltd., Class A 25,200 28,036
ΩChina Feihe, Ltd. 2,460,000 1,854,240
China Film Co., Ltd., Class A 26,600 42,804
*China Financial Services
Holdings, Ltd. 17,700 5,009
*China First Heavy Industries
Co., Ltd., Class A 70,800 31,785
China Foods, Ltd. 702,000 225,741
China Galaxy Securities Co.,
Ltd., Class H 1,357,500 1,215,296
China Gas Holdings, Ltd. 2,066,600 1,775,685
*China Glass Holdings, Ltd. 262,000 19,209
*China Gold International
Resources Corp., Ltd. 286,600 1,341,871
China Great Wall Securities
Co., Ltd., Class A 46,700 56,018
*China Greatwall Technology
Group Co., Ltd., Class A 35,300 78,595
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 33,500 46,717
*China Greenland Broad
Greenstate Group Co., Ltd. 356,000 1,145
China Haisum Engineering
Co., Ltd. 19,500 31,461
China Hanking Holdings, Ltd. 433,000 48,455
China Harmony Auto Holding,
Ltd. 380,000 23,950
*China High Speed Railway
Technology Co., Ltd., Class A 129,000 47,055
Shares Value †
CHINA — (Continued)
#*China High Speed
Transmission Equipment
Group Co., Ltd. 216,000 $ 30,562
China Hongqiao Group, Ltd. 1,761,500 2,841,275
ΩChina International Capital
Corp., Ltd., Class H 402,000 730,119
China International Marine
Containers Group Co., Ltd.,
Class H 361,680 284,714
China Isotope & Radiation
Corp. 30,000 43,528
#*China Jinmao Holdings
Group, Ltd. 3,509,967 546,288
China Jushi Co., Ltd., Class A 160,700 254,763
*China Kepei Education
Group, Ltd. 260,000 42,807
China Kings Resources Group
Co., Ltd., Class A 20,580 75,589
China Leadshine Technology
Co., Ltd., Class A 9,100 31,470
China Lesso Group Holdings,
Ltd. 848,000 423,215
*China Life Insurance Co.,
Ltd., Class H 478,000 1,014,483
China Lilang, Ltd. 235,000 116,073
Ω*China Literature, Ltd. 150,000 542,164
China Longyuan Power Group
Corp., Ltd., Class H 756,000 671,944
*<China Lumena New
Materials Corp. 18,800 –
*China Maple Leaf Educational
Systems, Ltd. 896,000 29,389
China Medical System
Holdings, Ltd. 1,021,000 1,023,049
China Meheco Group Co.,
Ltd., Class A 56,560 90,301
China Meidong Auto Holdings,
Ltd. 408,000 118,080
China Mengniu Dairy Co., Ltd. 1,654,000 3,701,842
China Merchants Bank Co.,
Ltd., Class H 1,087,701 5,316,505
China Merchants Energy
Shipping Co., Ltd., Class A 256,560 241,880
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 33,800 55,102
China Merchants Land, Ltd. 614,000 23,693
China Merchants Port Holdings
Co., Ltd. 1,140,443 1,877,659
China Merchants Property
Operation & Service Co., Ltd.,
Class A 38,800 62,926
Ω#China Merchants Securities
Co., Ltd., Class H 108,560 185,160
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 99,600 157,759
*<China Metal Recycling
Holdings, Ltd. 89,400 –

125
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China Minsheng Banking
Corp., Ltd., Class H 742,620 $ 276,056
#China Modern Dairy
Holdings, Ltd. 1,916,000 202,089
China National Accord
Medicines Corp., Ltd., Class A 46,080 180,109
China National Building
Material Co., Ltd., Class H 2,651,400 1,128,850
China National Chemical
Engineering Co., Ltd., Class A 37,800 42,902
China National Electric
Apparatus Research Institute
Co., Ltd. 8,602 25,645
China National Medicines
Corp., Ltd., Class A 12,600 55,789
China National Nuclear Power
Co., Ltd., Class A 342,901 483,959
ΩChina New Higher Education
Group, Ltd. 509,000 117,194
*China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 25,600 18,065
China Nonferrous Mining
Corp., Ltd. 955,000 680,528
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 7,600 22,882
*China Oil & Gas Group, Ltd. 1,984,000 51,805
China Oilfield Services, Ltd.,
Class H 992,000 928,915
China Overseas Grand
Oceans Group, Ltd. 1,018,562 268,581
China Overseas Land &
Investment, Ltd. 1,565,827 2,992,924
China Overseas Property
Holdings, Ltd. 859,275 660,947
China Pacific Insurance Group
Co., Ltd., Class H 618,200 2,150,945
China Petroleum & Chemical
Corp., Class H 6,631,400 3,736,048
China Power International
Development, Ltd. 1,802,333 774,310
*<China Properties Group, Ltd. 173,000 –
China Publishing & Media Co.,
Ltd., Class A 38,200 36,765
*China Qinfa Group, Ltd. 72,000 14,633
China Railway Group, Ltd.,
Class H 959,000 478,612
China Railway Hi-tech Industry
Co., Ltd., Class A 78,000 88,967
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 482,000 199,015
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 55,800 47,988
China Rare Earth Resources
And Technology Co., Ltd.,
Class A 5,800 24,680
Shares Value †
CHINA — (Continued)
China Reinsurance Group
Corp., Class H 2,241,000 $ 268,076
China Resource and
Environment Co., Ltd. 34,000 32,579
China Resources Beer
Holdings Co., Ltd. 774,462 2,873,949
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 10,700 46,491
China Resources Building
Materials Technology
Holdings, Ltd. 1,010,000 261,126
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 36,900 109,802
China Resources Gas Group,
Ltd. 502,900 1,943,834
China Resources Land, Ltd. 1,497,444 4,979,024
China Resources Medical
Holdings Co., Ltd. 642,500 321,481
China Resources
Microelectronics, Ltd., Class A 4,922 34,803
ΩChina Resources Mixc
Lifestyle Services, Ltd. 336,600 1,387,635
ΩChina Resources
Pharmaceutical Group, Ltd. 1,162,000 822,057
#China Resources Power
Holdings Co., Ltd. 544,678 1,310,131
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 32,795 207,044
#China Risun Group, Ltd. 1,081,000 456,071
#*China Ruyi Holdings, Ltd. 2,780,000 682,985
*China Sanjiang Fine
Chemicals Co., Ltd. 500,000 112,549
*China Shanshui Cement
Group, Ltd. 234,000 15,350
ΩChina Shengmu Organic
Milk, Ltd. 1,157,000 26,490
China Shenhua Energy Co.,
Ltd., Class H 984,616 4,261,722
*China Southern Airlines Co.,
Ltd., Class H 802,000 349,709
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 32,200 21,232
China State Construction
Development Holdings, Ltd. 472,000 121,424
China State Construction
Engineering Corp., Ltd., Class
A 375,200 316,884
China State Construction
International Holdings, Ltd. 1,466,000 2,153,442
*China Sunshine Paper
Holdings Co., Ltd. 503,000 128,752
China Suntien Green Energy
Corp., Ltd., Class H 723,000 329,211
China Taiping Insurance
Holdings Co., Ltd. 1,013,106 1,748,802

126
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China Testing & Certification
International Group Co., Ltd.,
Class A 27,000 $ 25,872
*<China Tianrui Group Cement
Co., Ltd. 53,000 123
China Tianying, Inc., Class A 142,100 97,885
China Tobacco International
HK Co., Ltd. 152,000 491,716
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 16,300 111,226
ΩChina Tower Corp., Ltd.,
Class H 27,866,000 3,763,544
#*China Traditional Chinese
Medicine Holdings Co., Ltd. 3,302,000 1,010,851
China TransInfo Technology
Co., Ltd., Class A 65,700 94,755
China Travel International
Investment Hong Kong, Ltd. 1,702,000 223,302
China Tungsten And Hightech
Materials Co., Ltd., Class A 37,920 51,125
#*China Vanke Co., Ltd., Class
H 885,110 843,623
China Water Affairs Group,
Ltd. 310,000 189,005
China West Construction
Group Co., Ltd., Class A 32,500 33,786
China World Trade Center Co.,
Ltd., Class A 19,000 61,096
China XD Electric Co., Ltd.,
Class A 62,400 72,224
China XLX Fertiliser, Ltd. 583,000 305,958
China Yangtze Power Co.,
Ltd., Class A 124,600 482,118
China Yongda Automobiles
Services Holdings, Ltd. 915,500 189,591
Ω*China Youran Dairy Group,
Ltd. 594,000 101,618
Ω*China Yuhua Education
Corp., Ltd. 1,200,000 63,285
*China ZhengTong Auto
Services Holdings, Ltd. 456,000 7,097
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 12,300 81,846
#China Zheshang Bank Co.,
Ltd., Class H 977,000 271,445
*China Zhonghua
Geotechnical Engineering
Group Co., Ltd., Class A 85,300 50,741
*<China Zhongwang Holdings,
Ltd. 878,400 35,591
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 15,100 16,333
Chinasoft International, Ltd. 1,846,000 1,355,817
Chongqing Brewery Co., Ltd.,
Class A 6,900 56,185
Chongqing Changan
Automobile Co., Ltd., Class A 12,100 22,527
Shares Value †
CHINA — (Continued)
Chongqing Chuanyi
Automation Co., Ltd. 26,010 $ 75,572
Chongqing Department Store
Co., Ltd., Class A 25,600 79,230
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 121,867 205,852
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 26,050 54,711
Chongqing Gas Group Corp.,
Ltd., Class A 47,100 39,912
Chongqing Machinery &
Electric Co., Ltd., Class H 505,925 41,648
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 10,900 21,195
Chongqing Port Co., Ltd. 28,500 17,673
Chongqing Road & Bridge Co.,
Ltd., Class A 155,200 150,892
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,249,000 677,966
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 177,000 217,282
Chongqing Taiji Industry Group
Co., Ltd. 15,800 56,968
Chongqing Zhifei Biological
Products Co., Ltd., Class A 45,500 181,161
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,800 55,740
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 34,300 32,097
Chow Tai Fook Jewellery
Group, Ltd. 590,600 559,119
Chow Tai Seng Jewellery Co.,
Ltd., Class A 50,700 80,234
CIMC Enric Holdings, Ltd. 486,000 409,459
*Cinda Real Estate Co., Ltd.,
Class A 81,400 61,211
Cisen Pharmaceutical Co.,
Ltd., Class A 22,400 43,934
CITIC Heavy Industries Co.,
Ltd., Class A 42,800 26,540
CITIC Press Corp., Class A 2,600 11,217
CITIC Securities Co., Ltd.,
Class H 274,225 760,129
CITIC, Ltd. 1,067,000 1,253,050
City Development Environment
Co., Ltd., Class A 48,500 91,586
*Citychamp Watch & Jewellery
Group, Ltd. 602,000 72,788
Ω*Cloud Music, Inc. 5,400 86,823
#*ClouDr Group, Ltd. 81,300 13,490
#*CMGE Technology Group,
Ltd. 848,000 86,170
CMOC Group, Ltd., Class H 1,233,000 1,022,954
CMST Development Co., Ltd.,
Class A 128,400 94,573
CNGR Advanced Material Co.,
Ltd., Class A 10,226 55,134

127
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 102,900 $ 62,221
CNOOC Energy Technology &
Services, Ltd., Class A 210,200 128,576
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 79,810 94,614
*COFCO Biotechnology Co.,
Ltd., Class A 105,100 85,963
*COFCO Joycome Foods, Ltd. 1,897,000 375,769
COFCO Sugar Holding Co.,
Ltd., Class A 79,000 108,284
Cofoe Medical Technology
Co., Ltd., Class A 6,200 32,940
*Comba Telecom Systems
Holdings, Ltd. 1,008,000 143,918
Concord New Energy Group,
Ltd. 4,830,000 329,273
Contemporary Amperex
Technology Co., Ltd., Class A 41,420 1,429,392
Continental Aerospace
Technologies Holding, Ltd. 1,307,948 22,376
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 709,752 679,223
Cosco Shipping Specialized
Carriers Co., Ltd., Class A 84,800 86,967
Cosco Shipping Technology
Co., Ltd. 11,400 26,773
*CPMC Holdings, Ltd. 550,000 480,359
CQ Pharmaceutical Holding
Co., Ltd., Class A 88,900 68,472
CRRC Corp., Ltd., Class H 588,000 381,190
Crystal Clear Electronic
Material Co., Ltd., Class A 22,300 31,943
ΩCSC Financial Co., Ltd.,
Class H 72,500 86,913
CSG Holding Co., Ltd., Class
A 138,100 106,755
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 49,528 177,048
CSPC Pharmaceutical Group,
Ltd. 4,414,080 3,264,684
CSSC Science & Technology
Co., Ltd., Class A 22,800 43,599
CTS International Logistics
Corp., Ltd., Class A 86,800 75,379
*Da Ming International
Holdings, Ltd. 8,000 834
Daan Gene Co., Ltd., Class A 90,760 78,691
#*Dada Nexus, Ltd., ADR 1,380 2,305
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 131,000 90,239
#Dalipal Holdings, Ltd. 302,000 155,770
Daqin Railway Co., Ltd., Class
A 149,200 136,267
Dashang Co., Ltd., Class A 31,240 79,592
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 48,258 98,102
Shares Value †
CHINA — (Continued)
Datang International Power
Generation Co., Ltd., Class H 1,158,000 $ 226,405
Dawnrays Pharmaceutical
Holdings, Ltd. 450,000 72,353
DBG Technology Co., Ltd.,
Class A 33,100 171,819
DeHua TB New Decoration
Materials Co., Ltd., Class A 61,400 107,418
Deppon Logistics Co., Ltd.,
Class A 49,800 100,189
*Dezhan Healthcare Co., Ltd. 128,900 54,433
DHC Software Co., Ltd., Class
A 84,300 86,573
Dian Diagnostics Group Co.,
Ltd., Class A 18,600 33,140
Digital China Group Co., Ltd.,
Class A 22,270 110,540
Digital China Information
Service Group Co., Ltd., Class
A 34,100 58,748
*Dingdang Health Technology
Group, Ltd. 53,000 3,954
Do-Fluoride New Materials
Co., Ltd., Class A 32,437 55,292
Dong-E-E-Jiao Co., Ltd., Class
A 16,500 136,253
Dongfang Electric Corp., Ltd.,
Class H 140,000 184,040
Dongfang Electronics Co.,
Ltd., Class A 39,200 63,135
Dongguan Aohai Technology
Co., Ltd., Class A 10,300 42,412
Dongguan Development
Holdings Co., Ltd., Class A 77,600 117,252
Dongxing Securities Co., Ltd.,
Class A 94,000 144,669
Dongyue Group, Ltd. 1,056,000 861,165
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 280,000 115,250
East Money Information Co.,
Ltd., Class A 89,853 292,331
Easyhome New Retail Group
Co., Ltd., Class A 228,400 90,362
E-Commodities Holdings, Ltd. 1,150,000 211,528
Edan Instruments, Inc., Class
A 16,200 23,637
Edifier Technology Co., Ltd.,
Class A 33,800 71,319
*Edvantage Group Holdings,
Ltd. 313,989 95,315
EEKA Fashion Holdings, Ltd. 193,000 208,531
Electric Connector Technology
Co., Ltd., Class A 11,400 71,795
*Elion Energy Co., Ltd., Class
A 260,800 13,904
ENN Energy Holdings, Ltd. 302,900 2,131,178
ENN Natural Gas Co., Ltd.,
Class A 63,900 164,415

128
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Eoptolink Technology, Inc.,
Ltd., Class A 15,960 $ 291,464
Era Co., Ltd., Class A 62,500 39,546
Essex Bio-technology, Ltd. 154,000 53,087
Eternal Asia Supply Chain
Management, Ltd., Class A 182,900 160,374
EVA Precision Industrial
Holdings, Ltd. 916,000 80,119
Eve Energy Co., Ltd., Class A 12,200 83,098
Ever Sunshine Services
Group, Ltd. 490,000 158,199
ΩEverbright Securities Co.,
Ltd., Class H 57,800 56,726
Ω#*Everest Medicines, Ltd. 104,500 423,409
Eyebright Medical Technology
Beijing Co., Ltd. 3,654 48,557
Fangda Carbon New Material
Co., Ltd., Class A 91,671 67,906
Fangda Special Steel
Technology Co., Ltd., Class A 163,900 101,405
*Farasis Energy Gan Zhou
Co., Ltd. 30,583 51,702
FAW Jiefang Group Co., Ltd.,
Class A 16,300 19,689
FAWER Automotive Parts Co.,
Ltd., Class A 60,262 44,724
Feilong Auto Components Co.,
Ltd. 8,600 12,910
FESCO Group Co., Ltd., Class
A 18,100 51,752
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 25,400 68,312
Fibocom Wireless, Inc., Class
A 23,720 54,542
#*FIH Mobile, Ltd. 2,026,000 234,539
*Financial Street Holdings Co.,
Ltd., Class A 188,500 94,411
First Capital Securities Co.,
Ltd., Class A 33,400 40,251
#Flat Glass Group Co., Ltd.,
Class H 203,000 413,604
Focus Media Information
Technology Co., Ltd., Class A 113,188 114,334
Foryou Corp., Class A 16,100 67,288
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 34,100 209,398
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 24,000 27,947
Fosun International, Ltd. 116,392 66,023
Founder Securities Co., Ltd.,
Class A 78,800 95,959
Foxconn Industrial Internet
Co., Ltd., Class A 201,400 685,193
Fu Shou Yuan International
Group, Ltd. 932,000 473,529
Fufeng Group, Ltd. 1,360,600 768,295
Fujian Apex Software Co., Ltd. 6,186 34,090
Shares Value †
CHINA — (Continued)
Fujian Boss Software
Development Co., Ltd., Class
A 22,100 $ 52,709
Fujian Funeng Co., Ltd., Class
A 38,770 51,074
Fujian Longking Co., Ltd.,
Class A 41,900 79,064
Fujian Star-net Communication
Co., Ltd., Class A 21,700 53,307
Fujian Sunner Development
Co., Ltd., Class A 48,900 98,173
*Fulin Precision Co., Ltd.,
Class A 33,400 60,119
Fushun Special Steel Co., Ltd.,
Class A 52,900 52,100
ΩFuyao Glass Industry Group
Co., Ltd., Class H 291,600 2,068,551
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 4,400 30,223
ΩGanfeng Lithium Group Co.,
Ltd., Class H 146,840 404,195
Gansu Energy Chemical Co.,
Ltd., Class A 414,300 158,679
*Gansu Jiu Steel Group
Hongxing Iron & Steel Co.,
Ltd., Class A 26,800 7,557
Gansu Shangfeng Cement
Co., Ltd., Class A 37,400 46,384
Gansu Yasheng Industrial
Group Co., Ltd., Class A 38,400 15,408
Gaona Aero Material Co., Ltd.,
Class A 28,120 67,777
Gaush Meditech, Ltd. 6,500 9,214
G-bits Network Technology
Xiamen Co., Ltd., Class A 2,200 62,933
GCL Energy Technology Co.,
Ltd., Class A 65,600 74,823
#*GCL New Energy Holdings,
Ltd. 398,164 24,071
#*GCL Technology Holdings,
Ltd. 4,341,000 960,398
GD Power Development Co.,
Ltd., Class A 85,700 58,193
*GDS Holdings, Ltd., Class A 562,700 1,527,188
Geely Automobile Holdings,
Ltd. 3,259,000 5,726,222
GEM Co., Ltd., Class A 130,200 127,317
Gemdale Corp., Class A 174,100 149,483
#Gemdale Properties &
Investment Corp., Ltd. 4,180,000 153,234
*Genimous Technology Co.,
Ltd., Class A 41,500 68,120
*Genscript Biotech Corp. 108,000 165,312
GEPIC Energy Development
Co., Ltd., Class A 23,500 22,188
Getein Biotech, Inc., Class A 16,100 19,154
GF Securities Co., Ltd., Class
H 401,800 574,709
ΩGiant Biogene Holding Co.,
Ltd. 177,200 1,205,737

129
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Giant Network Group Co., Ltd.,
Class A 31,100 $ 54,365
*GigaDevice Semiconductor,
Inc., Class A 1,900 24,036
Ginlong Technologies Co.,
Ltd., Class A 12,400 125,203
Glarun Technology Co., Ltd.,
Class A 20,400 51,745
#*Global New Material
International Holdings, Ltd. 44,000 20,771
*Glorious Property Holdings,
Ltd. 1,665,000 3,641
GoerTek, Inc., Class A 53,200 175,023
Goke Microelectronics Co.,
Ltd., Class A 3,000 29,980
Goldenmax International
Group, Ltd., Class A 17,100 20,200
#Goldwind Science &
Technology Co., Ltd., Class H 531,753 452,110
*GOME Retail Holdings, Ltd. 3,285,060 10,986
Goneo Group Co., Ltd., Class
A 4,350 44,447
*Goodbaby International
Holdings, Ltd. 433,000 47,341
GoodWe Technologies Co.,
Ltd., Class A 7,352 54,739
Grand Pharmaceutical Group,
Ltd. 725,500 425,535
Grandblue Environment Co.,
Ltd., Class A 18,000 55,683
*Grandjoy Holdings Group Co.,
Ltd., Class A 228,400 106,384
Great Wall Motor Co., Ltd. 430,000 683,628
*Greatoo Intelligent
Equipment, Inc., Class A 68,000 34,821
Greattown Holdings, Ltd.,
Class A 95,600 50,966
Greatview Aseptic Packaging
Co., Ltd. 48,000 14,880
Gree Electric Appliances, Inc.
of Zhuhai, Class A 105,100 641,407
*Gree Real Estate Co., Ltd.,
Class A 46,400 46,805
Greentown China Holdings,
Ltd. 748,500 993,584
Ω#Greentown Management
Holdings Co., Ltd. 401,000 180,013
Greentown Service Group Co.,
Ltd. 940,000 494,521
GRG Banking Equipment Co.,
Ltd., Class A 38,100 65,853
GRG Metrology & Test Group
Co., Ltd., Class A 39,200 95,857
Grinm Advanced Materials
Co., Ltd., Class A 24,000 38,721
Guangdong Advertising Group
Co., Ltd., Class A 58,900 54,703
Guangdong Aofei Data
Technology Co., Ltd., Class A 11,663 20,748
Shares Value †
CHINA — (Continued)
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 30,000 $ 20,076
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 134,800 71,486
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 58,400 66,693
Guangdong DFP New Material
Group Co., Ltd. 24,200 12,121
*Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,000 67,872
Guangdong Dongpeng
Holdings Co., Ltd., Class A 84,400 72,703
Guangdong Dowstone
Technology Co., Ltd., Class A 25,200 44,157
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 40,500 55,740
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 6,200 14,056
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 14,020 22,325
*Guangdong Guanhao High-
Tech Co., Ltd., Class A 55,000 25,926
Guangdong Haid Group Co.,
Ltd., Class A 15,000 92,300
Guangdong HEC Technology
Holding Co., Ltd., Class A 95,000 105,824
Guangdong Hongda Holdings
Group Co., Ltd., Class A 32,600 115,163
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 14,500 24,432
Guangdong Hybribio Biotech
Co., Ltd., Class A 16,250 13,724
Guangdong Investment, Ltd. 974,000 620,151
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 12,820 53,382
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 112,277 169,333
Guangdong Sirio Pharma Co.,
Ltd., Class A 12,740 46,543
Guangdong South New Media
Co., Ltd., Class A 17,200 95,799
*Guangdong TCL Smart Home
Appliances Co., Ltd. 31,100 51,093
Guangdong Topstar
Technology Co., Ltd., Class A 25,500 46,651
Guangdong Vanward New
Electric Co., Ltd., Class A 33,900 44,706
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 40,800 85,002

130
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 164,500 $ 70,620
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 33,100 60,137
Guanghui Energy Co., Ltd.,
Class A 140,700 151,007
Guangshen Railway Co., Ltd.,
Class H 744,950 206,973
Guangxi Liugong Machinery
Co., Ltd., Class A 144,600 243,237
Guangxi LiuYao Group Co.,
Ltd., Class A 16,100 40,883
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 49,335 26,025
Guangxi Wuzhou Zhongheng
Group Co., Ltd., Class A 132,700 48,218
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 76,430 103,796
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 62,000 145,781
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 16,800 79,594
Guangzhou Haige
Communications Group, Inc.
Co., Class A 57,100 90,602
Guangzhou Haoyang
Electronic Co., Ltd., Class A 7,200 38,284
Guangzhou KDT Machinery
Co., Ltd., Class A 14,940 35,360
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 18,200 86,993
Guangzhou Restaurant Group
Co., Ltd., Class A 22,000 49,415
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 18,900 95,483
Guangzhou Sie Consulting
Co., Ltd., Class A 8,300 22,066
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 34,900 92,638
Guangzhou Wondfo Biotech
Co., Ltd., Class A 12,200 42,379
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 38,500 48,234
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 27,500 57,177
Guizhou Chanhen Chemical
Corp., Class A 9,000 26,831
Guizhou Gas Group Corp.,
Ltd., Class A 35,800 36,112
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 145,300 111,505
Guizhou Sanli Pharmaceutical
Co., Ltd. 11,100 21,568
Guizhou Tyre Co., Ltd. 77,700 53,959
Shares Value †
CHINA — (Continued)
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 108,700 $ 54,138
Guizhou Zhenhua E-chem,
Inc., Class A 13,683 22,594
Guocheng Mining Co., Ltd.,
Class A 16,500 27,732
*Guoguang Electric Co., Ltd.,
Class A 12,800 23,884
Guomai Technologies, Inc.,
Class A 44,800 52,607
*Guosheng Financial Holding,
Inc., Class A 33,760 54,421
Ω#Guotai Junan Securities
Co., Ltd., Class H 45,600 66,983
#Gushengtang Holdings, Ltd. 44,100 207,329
H World Group, Ltd. 488,700 1,810,373
#H World Group, Ltd.,
Sponsored ADR 22,000 807,180
Ω#*Haichang Ocean Park
Holdings, Ltd. 996,000 92,241
ΩHaidilao International
Holding, Ltd. 604,000 1,218,193
Haier Smart Home Co., Ltd.,
Class H 765,600 2,781,977
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 16,728 28,467
*Hainan Airlines Holding Co.,
Ltd., Class A 114,800 22,226
Hainan Drinda New Energy
Technology Co., Ltd., Class A 8,907 99,843
Hainan Haide Capital
Management Co., Ltd., Class
A 149,640 176,137
Hainan Jinpan Smart
Technology Co., Ltd. 4,683 22,870
*Hainan Meilan International
Airport Co., Ltd. 139,000 166,634
Hainan Strait Shipping Co.,
Ltd., Class A 78,700 65,143
Haisco Pharmaceutical Group
Co., Ltd., Class A 5,800 28,431
Haitian International Holdings,
Ltd. 419,000 1,158,739
#Haitong Securities Co., Ltd.,
Class H 1,036,000 864,844
Hand Enterprise Solutions Co.,
Ltd., Class A 31,900 42,427
Hangcha Group Co., Ltd.,
Class A 33,880 83,751
Hangjin Technology Co., Ltd.,
Class A 16,600 42,130
Hangxiao Steel Structure Co.,
Ltd., Class A 43,000 17,374
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 127,400 177,127
Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 11,300 32,563

131
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Hangzhou First Applied
Material Co., Ltd., Class A 10,900 $ 28,505
Hangzhou Great Star Industrial
Co., Ltd., Class A 40,700 163,306
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 11,600 63,502
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 2,711 26,186
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 20,700 35,488
Hangzhou Iron & Steel Co. 83,900 48,260
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 17,000 63,417
Hangzhou Onechance Tech
Corp., Class A 14,300 41,749
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 24,800 87,539
Hangzhou Robam Appliances
Co., Ltd., Class A 37,200 126,821
Hangzhou Shunwang
Technology Co., Ltd., Class A 13,400 27,692
*Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 8,200 35,743
Hangzhou Sunrise Technology
Co., Ltd. 23,400 55,645
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 45,100 203,908
Han's Laser Technology
Industry Group Co., Ltd., Class
A 57,100 206,679
ΩHansoh Pharmaceutical
Group Co., Ltd. 116,000 270,663
Haohua Chemical Science &
Technology Co., Ltd., Class A 19,100 86,445
Ω*Harbin Bank Co., Ltd., Class
H 918,000 43,099
Harbin Boshi Automation Co.,
Ltd., Class A 28,765 59,525
Harbin Electric Co., Ltd., Class
H 556,236 183,876
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 30,200 48,724
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 99,000 33,195
*Harbin Pharmaceutical Group
Co., Ltd., Class A 166,700 92,613
HBIS Resources Co., Ltd.,
Class A 48,600 100,161
Ω*HBM Holdings, Ltd. 338,000 52,606
Health & Happiness H&H
International Holdings, Ltd. 143,000 187,248
*Healthcare Co., Ltd., Class A 43,700 38,931
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 19,100 54,932
Shares Value †
CHINA — (Continued)
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 3,700 $ 27,003
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 32,100 93,132
Hefei Jianghang Aircraft
Equipment Co., Ltd. 16,053 23,558
Hefei Meiya Optoelectronic
Technology, Inc., Class A 48,100 105,272
Hefei Urban Construction
Development Co., Ltd., Class
A 57,900 66,772
Heilongjiang Agriculture Co.,
Ltd., Class A 52,200 113,366
Henan Liliang Diamond Co.,
Ltd., Class A 12,900 51,688
Henan Lingrui Pharmaceutical
Co., Class A 16,500 49,654
Henan Mingtai Al Industrial
Co., Ltd., Class A 35,500 64,397
Henan Pinggao Electric Co.,
Ltd., Class A 75,600 193,565
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 94,300 236,681
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 52,790 184,265
*Henan Yicheng New Energy
Co., Ltd., Class A 86,700 70,062
Henan Yuguang Gold & Lead
Co., Ltd., Class A 80,400 78,281
*Henan Yuneng Holdings Co.,
Ltd., Class A 63,500 38,486
*Henan Zhongfu Industry Co.,
Ltd. 79,100 32,182
Henan Zhongyuan
Expressway Co., Ltd., Class A 75,500 42,369
Hengan International Group
Co., Ltd. 425,500 1,258,811
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 37,300 77,972
Hengli Petrochemical Co., Ltd.,
Class A 120,600 232,475
Hengtong Optic-electric Co.,
Ltd., Class A 34,800 84,512
Hengyi Petrochemical Co.,
Ltd., Class A 97,982 87,702
#*Hesai Group, ADR 10,941 49,235
Hesteel Co., Ltd., Class A 192,500 59,685
#Hisense Home Appliances
Group Co., Ltd., Class H 306,000 968,255
Hithink RoyalFlush Information
Network Co., Ltd., Class A 6,900 198,476
HLA Group Corp., Ltd., Class
A 132,100 105,452
HMT Xiamen New Technical
Materials Co., Ltd., Class A 8,500 32,245
Hongfa Technology Co., Ltd.,
Class A 13,200 56,149
*Honghua Group, Ltd. 1,656,000 31,099

132
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Hongta Securities Co., Ltd.,
Class A 22,264 $ 26,456
*Hopson Development
Holdings, Ltd. 751,752 337,468
Horizon Construction
Development, Ltd. 350,000 70,681
Hoshine Silicon Industry Co.,
Ltd., Class A 3,100 25,664
Hoyuan Green Energy Co.,
Ltd., Class A 22,900 76,592
Huaan Securities Co., Ltd.,
Class A 99,590 86,067
Huabao Flavours &
Fragrances Co., Ltd., Class A 9,700 23,788
Huada Automotive Technology
Corp., Ltd., Class A 5,200 23,301
Huadian Heavy Industries Co.,
Ltd., Class A 33,000 27,686
#Huadian Power International
Corp., Ltd., Class H 622,000 309,624
Huadong Medicine Co., Ltd.,
Class A 33,100 153,290
Huafon Chemical Co., Ltd.,
Class A 71,000 80,783
*Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 43,400 56,687
*Huafu Fashion Co., Ltd.,
Class A 131,000 72,228
Huagong Tech Co., Ltd., Class
A 17,000 93,922
Huaibei Mining Holdings Co.,
Ltd., Class A 107,700 233,446
Hualan Biological Engineering,
Inc., Class A 25,100 58,033
Huaming Power Equipment
Co., Ltd. 8,600 20,656
Huaneng Power International,
Inc., Class H 1,022,000 548,176
Huangshan Novel Co., Ltd. 27,800 40,250
Huangshan Tourism
Development Co., Ltd., Class
A 27,400 43,515
Huapont Life Sciences Co.,
Ltd., Class A 35,100 22,701
ΩHuatai Securities Co., Ltd.,
Class H 308,600 524,760
Huaxi Securities Co., Ltd.,
Class A 55,500 65,795
Huaxia Bank Co., Ltd., Class A 170,400 169,017
Huaxin Cement Co., Ltd.,
Class H 191,800 207,234
Huayu Automotive Systems
Co., Ltd., Class A 98,200 208,032
Huazhong In-Vehicle Holdings
Co., Ltd., Class V 96,000 3,272
*Hubei Biocause
Pharmaceutical Co., Ltd.,
Class A 401,700 201,756
Hubei Chutian Smart
Communication Co., Ltd. 36,600 21,155
Shares Value †
CHINA — (Continued)
Hubei Energy Group Co., Ltd.,
Class A 94,400 $ 66,087
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 20,900 123,092
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 36,200 153,427
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 65,920 204,663
Hubei Yihua Chemical Industry
Co., Ltd., Class A 25,500 50,622
Hubei Zhenhua Chemical Co.,
Ltd. 23,900 43,523
Huishang Bank Corp., Ltd.,
Class H 146,200 44,569
Huizhou Desay Sv Automotive
Co., Ltd., Class A 3,900 66,681
Humanwell Healthcare Group
Co., Ltd., Class A 38,700 117,004
Hunan Aihua Group Co., Ltd.,
Class A 25,600 52,149
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 116,400 48,501
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 130,800 53,217
Hunan Gold Corp., Ltd., Class
A 38,900 91,795
Hunan Jiudian Pharmaceutical
Co., Ltd. 14,700 47,949
Hunan Valin Steel Co., Ltd.,
Class A 170,800 112,383
Hunan Zhongke Electric Co.,
Ltd., Class A 38,800 77,950
Ω*Hygeia Healthcare Holdings
Co., Ltd. 182,200 412,472
Hymson Laser Technology
Group Co., Ltd. 3,380 17,915
*Hytera Communications
Corp., Ltd., Class A 92,400 365,563
*HyUnion Holding Co., Ltd.,
Class A 59,100 54,640
*IAT Automobile Technology
Co., Ltd., Class A 16,400 27,104
Ω#*iDreamSky Technology
Holdings, Ltd. 248,000 66,032
iFlytek Co., Ltd., Class A 9,500 61,242
IKD Co., Ltd., Class A 41,500 89,429
Ω*IMAX China Holding, Inc. 106,100 112,454
Imeik Technology
Development Co., Ltd., Class
A 4,340 129,545
Industrial & Commercial Bank
of China, Ltd., Class H 8,699,460 5,214,484
Industrial Bank Co., Ltd., Class
A 177,500 455,214
Industrial Securities Co., Ltd.,
Class A 74,230 68,108

133
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Infore Environment
Technology Group Co., Ltd.,
Class A 190,400 $ 129,020
Ω*Ingdan, Inc. 246,000 46,831
Ingenic Semiconductor Co.,
Ltd., Class A 3,500 35,786
*INKON Life Technology Co.,
Ltd., Class A 19,600 28,130
Inmyshow Digital Technology
Group Co., Ltd., Class A 70,200 46,387
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 247,700 59,424
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 120,700 340,026
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 82,260 109,867
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 3,400 18,417
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 308,086 183,697
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 37,100 70,735
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 56,000 219,275
Inner Mongolia Yuan Xing
Energy Co., Ltd., Class A 133,700 126,425
Ω*Innovent Biologics, Inc. 64,500 280,420
Innuovo Technology Co., Ltd.,
Class A 47,300 49,637
Insigma Technology Co., Ltd.,
Class A 35,500 35,461
Inspur Digital Enterprise
Technology, Ltd. 242,000 101,788
Intco Medical Technology Co.,
Ltd., Class A 38,840 141,457
Intron Technology Holdings,
Ltd. 225,000 34,729
#*iQIYI, Inc., Sponsored ADR 339,108 885,072
iRAY Technology Co., Ltd.,
Class A 921 15,175
IReader Technology Co., Ltd.,
Class A 8,000 22,088
*IRICO Display Devices Co.,
Ltd. 141,600 151,576
IVD Medical Holding, Ltd. 118,000 24,740
JA Solar Technology Co., Ltd.,
Class A 82,288 223,041
Ω#*Jacobio Pharmaceuticals
Group Co., Ltd. 62,100 14,697
Jade Bird Fire Co., Ltd., Class
A 23,600 34,798
Jafron Biomedical Co., Ltd.,
Class A 9,900 43,223
Jangho Group Co., Ltd., Class
A 32,200 25,795
Jason Furniture Hangzhou
Co., Ltd., Class A 25,100 116,488
JCET Group Co., Ltd., Class A 28,500 159,616
Shares Value †
CHINA — (Continued)
Ω*JD Health International, Inc. 301,750 $ 1,079,009
Ω*JD Logistics, Inc. 1,194,700 2,428,002
JD.com, Inc. 328,554 6,571,587
Jenkem Technology Co., Ltd.,
Class A 1,691 13,371
*Jia Yao Holdings, Ltd. 93,000 17,704
Jiajiayue Group Co., Ltd.,
Class A 39,800 61,700
Jiang Su Suyan Jingshen Co.,
Ltd. 41,700 65,933
Jiangling Motors Corp., Ltd.,
Class A 43,044 155,198
Jiangsu Asia Pacific Light Alloy
Technology Co., Ltd., Class A 18,100 14,296
Jiangsu Azure Corp., Class A 16,100 20,984
Jiangsu Bojun Industrial
Technology Co., Ltd. 8,500 27,964
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 13,800 26,698
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 134,970 131,792
Jiangsu Cnano Technology
Co., Ltd., Class A 8,510 35,220
*Jiangsu Dagang Co., Ltd. 13,600 28,696
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 61,500 80,328
Jiangsu Eastern Shenghong
Co., Ltd., Class A 41,900 46,498
Jiangsu Etern Co., Ltd., Class
A 30,200 22,328
Jiangsu Expressway Co., Ltd.,
Class H 332,000 334,374
Jiangsu Guomao Reducer Co.,
Ltd., Class A 19,500 27,166
Jiangsu Guoxin Corp., Ltd.,
Class A 41,200 44,623
*Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 4,500 43,044
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 11,800 85,505
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 7,300 47,725
Jiangsu Huachang Chemical
Co., Ltd., Class A 11,000 11,852
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 36,900 42,036
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 135,800 76,589
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 9,200 18,470
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 14,000 86,264
Jiangsu Leili Motor Co., Ltd. 4,800 19,388

134
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Jiangsu Lihua Animal
Husbandry Stock Co., Ltd.,
Class A 31,320 $ 94,120
Jiangsu Linyang Energy Co.,
Ltd., Class A 93,400 96,573
*Jiangsu Lopal Tech Co., Ltd.,
Class A 23,100 31,890
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 12,400 72,683
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 37,300 138,622
Jiangsu Pacific Quartz Co.,
Ltd., Class A 24,250 104,208
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 27,100 38,324
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 72,100 102,164
Jiangsu Shagang Co., Ltd.,
Class A 160,800 145,508
Jiangsu Shemar Electric Co.,
Ltd. 7,700 25,278
Jiangsu Shentong Valve Co.,
Ltd. 19,200 36,526
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 52,800 42,593
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 8,680 19,082
*Jiangsu Sopo Chemical Co.,
Class A 33,700 33,426
Jiangsu ToLand Alloy Co.,
Ltd., Class A 12,800 44,320
Jiangsu Xinquan Automotive
Trim Co., Ltd. 8,100 57,103
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 23,300 262,784
Jiangsu Yangnong Chemical
Co., Ltd., Class A 14,770 119,750
Jiangsu Yoke Technology Co.,
Ltd., Class A 6,300 56,381
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 24,900 118,459
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 125,340 74,558
Jiangsu Zhongtian Technology
Co., Ltd., Class A 43,900 97,003
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 250,000 98,206
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 28,600 45,942
Jiangxi Ganneng Co., Ltd.,
Class A 28,100 35,007
Jiangxi Guotai Group Co., Ltd.,
Class A 14,800 26,577
Shares Value †
CHINA — (Continued)
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 27,800 $ 29,173
*Jiangxi Special Electric Motor
Co., Ltd., Class A 20,000 22,980
Jiangxi Wannianqing Cement
Co., Ltd., Class A 21,700 16,562
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 9,360 45,107
Jiangyin Haida Rubber and
Plastic Co., Ltd. 66,000 115,465
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 6,900 14,569
Jiangzhong Pharmaceutical
Co., Ltd., Class A 26,800 79,146
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 81,400 85,079
Jiayou International Logistics
Co., Ltd., Class A 73,057 203,453
*Jilin Chemical Fibre, Class A 130,000 72,224
Jilin Electric Power Co., Ltd.,
Class A 33,800 28,973
Jinchuan Group International
Resources Co., Ltd. 963,000 69,366
Jinduicheng Molybdenum Co.,
Ltd., Class A 111,500 167,848
Jingjin Equipment, Inc., Class
A 24,700 62,375
Jinhui Liquor Co., Ltd., Class A 7,700 22,124
*Jinke Smart Services Group
Co., Ltd., Class H 37,500 36,369
#JinkoSolar Holding Co., Ltd.,
Sponsored ADR 26,699 709,125
Jinlei Technology Co., Ltd.,
Class A 16,500 57,617
Jinlongyu Group Co., Ltd. 8,900 21,414
Jinmao Property Services Co.,
Ltd. 37,129 13,754
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 89,900 33,549
Jinneng Science&Technology
Co., Ltd., Class A 75,600 62,471
Ω#Jinxin Fertility Group, Ltd. 1,250,500 554,927
Jinyu Bio-Technology Co.,
Ltd., Class A 52,600 49,959
Jinzai Food Group Co., Ltd. 40,800 70,234
JiuGui Liquor Co., Ltd., Class
A 3,900 27,675
Ω#Jiumaojiu International
Holdings, Ltd. 647,000 279,625
Jizhong Energy Resources
Co., Ltd., Class A 235,413 195,851
JL Mag Rare-Earth Co., Ltd.,
Class A 9,470 22,878
JL Mag Rare-Earth Co., Ltd.,
Class H 24,600 23,858
JNBY Design, Ltd. 118,500 226,806

135
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Joincare Pharmaceutical
Group Industry Co., Ltd., Class
A 72,044 $ 114,113
Joinn Laboratories China Co.,
Ltd., Class A 23,500 57,795
Jointo Energy Investment Co.,
Ltd., Class A 49,900 36,684
Jointown Pharmaceutical
Group Co., Ltd., Class A 129,123 93,656
Jolywood Suzhou Sunwatt
Co., Ltd. 56,200 64,575
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 24,700 79,251
Joy City Property, Ltd. 2,202,000 67,977
Joyoung Co., Ltd., Class A 32,100 45,440
JS Corrugating Machinery Co.,
Ltd., Class A 13,800 31,558
Ω*JS Global Lifestyle Co., Ltd. 867,000 175,086
JSTI Group, Class A 53,000 105,065
*Ju Teng International
Holdings, Ltd. 502,000 62,634
Juewei Food Co., Ltd., Class A 22,300 56,940
Juneyao Airlines Co., Ltd.,
Class A 36,300 64,932
Jutal Offshore Oil Services,
Ltd. 14,000 1,225
Kailuan Energy Chemical Co.,
Ltd., Class A 43,600 41,350
Kaishan Group Co., Ltd.,
Class A 31,300 41,892
Ω*Kangda International
Environmental Co., Ltd. 62,000 2,432
Kangji Medical Holdings, Ltd. 134,500 100,169
*Kasen International Holdings,
Ltd. 194,000 7,486
*KBC Corp., Ltd., Class A 11,680 41,114
Keboda Technology Co., Ltd.,
Class A 5,500 43,905
Keda Industrial Group Co.,
Ltd., Class A 19,800 23,389
Keeson Technology Corp.,
Ltd., Class A 9,088 11,921
Kehua Data Co., Ltd., Class A 20,500 76,359
Keli Sensing Technology
Ningbo Co., Ltd. 7,700 36,200
Keshun Waterproof
Technologies Co., Ltd., Class
A 56,300 46,049
Kidswant Children Products
Co., Ltd., Class A 72,200 113,245
Kinetic Development Group,
Ltd. 1,774,000 346,841
Kingboard Holdings, Ltd. 370,000 896,635
Kingboard Laminates
Holdings, Ltd. 369,500 321,763
*KingClean Electric Co., Ltd.,
Class A 11,800 41,006
Kingfa Sci & Tech Co., Ltd.,
Class A 86,300 108,240
Shares Value †
CHINA — (Continued)
Kingnet Network Co., Ltd.,
Class A 32,600 $ 61,058
*Kingsoft Cloud Holdings, Ltd. 372,000 72,253
*Konka Group Co., Ltd., Class
A 115,200 113,780
KPC Pharmaceuticals, Inc.,
Class A 19,100 40,730
Kuaijishan Shaoxing Wine
Co., Ltd. 64,800 95,093
Ω*Kuaishou Technology,
Class W 546,500 3,226,532
Kuangda Technology Group
Co., Ltd., Class A 20,700 16,118
Kunlun Energy Co., Ltd. 2,716,000 2,585,203
Kunlun Tech Co., Ltd., Class A 37,800 216,103
Kunshan Dongwei Technology
Co., Ltd., Class A 2,698 10,576
Kunshan Huguang Auto
Harness Co., Ltd. 10,100 47,440
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 12,400 45,805
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 10,900 25,018
Kweichow Moutai Co., Ltd.,
Class A 9,246 1,981,796
Lakala Payment Co., Ltd.,
Class A 33,100 103,138
Lancy Co., Ltd., Class A 16,400 40,725
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 22,600 17,914
Lao Feng Xiang Co., Ltd.,
Class A 14,995 103,398
Laobaixing Pharmacy Chain
JSC, Class A 35,128 79,197
Launch Tech Co., Ltd., Class
H 90,500 64,723
LB Group Co., Ltd., Class A 46,700 123,435
Lee & Man Chemical Co., Ltd. 126,300 60,596
Lee & Man Paper
Manufacturing, Ltd. 1,192,600 368,162
Lee's Pharmaceutical
Holdings, Ltd. 122,000 18,831
Ω*Legend Holdings Corp.,
Class H 422,600 415,838
Lenovo Group, Ltd. 6,212,000 8,230,037
Lens Technology Co., Ltd.,
Class A 211,300 668,479
Leo Group Co., Ltd., Class A 259,256 70,198
Leoch International
Technology, Ltd. 52,000 10,234
Lepu Medical Technology
Beijing Co., Ltd., Class A 36,100 60,928
Leyard Optoelectronic Co.,
Ltd., Class A 57,300 42,767
#*Li Auto, Inc., ADR 1,398 34,964
*Li Auto, Inc., Class A 85,400 1,179,764
Li Ning Co., Ltd. 1,705,000 3,478,249
Lianhe Chemical Technology
Co., Ltd., Class A 37,500 31,356

136
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Liaoning Port Co., Ltd., Class
H 112,000 $ 10,517
*Lier Chemical Co., Ltd., Class
A 63,800 73,844
#*Lifetech Scientific Corp. 1,222,000 262,495
Lingbao Gold Group Co., Ltd.,
Class H 308,000 139,849
Lingyi iTech Guangdong Co.,
Class A 143,600 181,720
*Liuzhou Iron & Steel Co., Ltd.,
Class A 127,000 57,194
Livzon Pharmaceutical Group,
Inc., Class H 124,256 417,948
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 29,900 80,624
#LK Technology Holdings, Ltd. 325,000 125,412
Loncin Motor Co., Ltd., Class A 109,600 125,624
Ω#*Longfor Group Holdings,
Ltd. 1,083,000 1,758,008
Longhua Technology Group
Luoyang Co., Ltd., Class A 37,100 37,632
LONGi Green Energy
Technology Co., Ltd., Class A 55,376 153,359
Longshine Technology Group
Co., Ltd., Class A 25,100 43,384
*Lotus Holdings Co., Ltd. 45,800 31,035
Lucky Harvest Co., Ltd. 8,500 33,712
Luenmei Quantum Co., Ltd.,
Class A 70,900 58,886
Luoniushan Co., Ltd., Class A 56,600 48,756
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 51,000 32,913
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 13,900 44,111
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 29,100 27,966
Luxi Chemical Group Co., Ltd.,
Class A 99,800 163,677
Luxshare Precision Industry
Co., Ltd., Class A 70,000 414,627
Luyang Energy-Saving
Materials Co., Ltd. 30,400 50,497
Ω#*Luye Pharma Group, Ltd. 1,389,500 498,650
Luzhou Laojiao Co., Ltd.,
Class A 10,900 207,224
*Maanshan Iron & Steel Co.,
Ltd., Class H 726,000 114,862
Maccura Biotechnology Co.,
Ltd., Class A 29,300 57,631
Mango Excellent Media Co.,
Ltd., Class A 50,800 178,745
Ω#*Maoyan Entertainment 274,600 276,211
Maxvision Technology Corp.,
Class A 5,400 16,962
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 11,200 39,455
Meihua Holdings Group Co.,
Ltd., Class A 64,300 85,248
Shares Value †
CHINA — (Continued)
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 171,200 $ 114,088
Ω#Meitu, Inc. 982,500 334,897
Ω*Meituan, Class W 146,000 3,427,274
Metallurgical Corp. of China,
Ltd., Class H 1,583,000 340,040
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 127,400 127,617
*Microport Scientific Corp. 181,700 150,513
Midea Group Co., Ltd., Class A 79,400 795,576
ΩMidea Real Estate Holding,
Ltd. 173,000 73,878
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 7,800 62,419
Ming Yang Smart Energy
Group, Ltd., Class A 74,900 126,517
*Mingfa Group International
Co., Ltd. 589,000 10,455
#MINISO Group Holding, Ltd.,
Class A 230,000 1,168,579
*Minmetals Development Co.,
Ltd., Class A 25,900 27,652
*Minmetals Land, Ltd. 764,000 39,800
*Minth Group, Ltd. 636,000 1,161,659
MLS Co., Ltd., Class A 71,600 86,388
*MMG, Ltd. 3,096,799 1,087,449
Ω*Mobvista, Inc. 221,000 56,853
Monalisa Group Co., Ltd.,
Class A 22,500 28,031
Montage Technology Co., Ltd.,
Class A 2,439 23,408
Moon Environment Technology
Co., Ltd., Class A 17,400 26,120
Morimatsu International
Holdings Co., Ltd. 78,000 46,452
*Muyuan Foods Co., Ltd.,
Class A 24,800 151,837
MYS Group Co., Ltd., Class A 111,500 51,309
*Nanfang Zhongjin
Environment Co., Ltd., Class A 124,300 58,594
Nanhua Futures Co., Ltd. 23,200 41,141
NanJi E-Commerce Co., Ltd.,
Class A 86,800 39,455
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 19,500 97,666
Nanjing Iron & Steel Co., Ltd.,
Class A 181,200 110,329
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 11,200 23,130
Nanjing Pharmaceutical Co.,
Ltd. 57,500 39,689
*Nanjing Sample Technology
Co., Ltd., Class H 18,000 961
Nanjing Securities Co., Ltd.,
Class A 39,600 50,334
*Nanjing Tanker Corp. 136,500 64,919

137
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Nanjing Xinjiekou Department
Store Co., Ltd., Class A 70,600 $ 65,174
Nantong Jianghai Capacitor
Co., Ltd., Class A 48,000 100,137
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 12,300 24,435
NARI Technology Co., Ltd.,
Class A 70,416 256,459
National Silicon Industry Group
Co., Ltd., Class A 11,354 35,809
NAURA Technology Group
Co., Ltd., Class A 1,400 77,066
*NavInfo Co., Ltd., Class A 81,000 115,912
NetDragon Websoft Holdings,
Ltd. 251,000 327,374
NetEase, Inc. 176,500 2,810,596
#NetEase, Inc., Sponsored
ADR 43,229 3,480,367
Neusoft Corp., Class A 46,000 71,764
New China Life Insurance Co.,
Ltd., Class H 406,400 1,374,810
New Hope Dairy Co., Ltd.,
Class A 25,600 44,140
*New Hope Liuhe Co., Ltd.,
Class A 18,600 25,599
Neway Valve Suzhou Co.,
Ltd., Class A 9,200 28,589
*Newborn Town, Inc. 272,000 131,900
Newland Digital Technology
Co., Ltd., Class A 31,400 84,096
Nexteer Automotive Group,
Ltd. 747,000 273,841
*Nine Dragons Paper
Holdings, Ltd. 1,173,000 509,974
*Ninestar Corp., Class A 7,900 31,255
Ningbo Boway Alloy Material
Co., Ltd. 15,300 42,308
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 16,600 51,655
Ningbo Huaxiang Electronic
Co., Ltd., Class A 67,200 120,582
Ningbo Jintian Copper Group
Co., Ltd. 18,900 15,087
*Ningbo Joyson Electronic
Corp., Class A 55,600 130,110
Ningbo Orient Wires & Cables
Co., Ltd., Class A 20,800 164,758
Ningbo Peacebird Fashion
Co., Ltd., Class A 16,700 30,763
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 20,430 85,700
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 42,000 181,721
Ningbo Shanshan Co., Ltd.,
Class A 72,900 93,275
Ningbo Sunrise Elc
Technology Co., Ltd. 6,000 14,546
Ningbo Tuopu Group Co., Ltd.,
Class A 15,174 92,668
Shares Value †
CHINA — (Continued)
Ningbo Xusheng Group Co.,
Ltd., Class A 42,252 $ 77,061
Ningbo Yongxin Optics Co.,
Ltd., Class A 3,000 36,861
Ningbo Yunsheng Co., Ltd.,
Class A 74,800 73,248
Ningbo Zhoushan Port Co.,
Ltd., Class A 81,900 42,743
Ningxia Baofeng Energy Group
Co., Ltd., Class A 94,100 210,040
Ningxia Building Materials
Group Co., Ltd., Class A 7,900 16,148
*Ningxia Orient Tantalum
Industry Co., Ltd. 16,700 31,817
*NIO, Inc., Class A 225,990 1,210,702
*Niu Technologies, ADR 15,458 35,553
NKY Medical Holdings, Ltd.,
Class A 22,200 39,119
Ω#Nongfu Spring Co., Ltd.,
Class H 412,200 1,532,283
Norinco International
Cooperation, Ltd., Class A 48,300 69,727
North Huajin Chemical
Industries Co., Ltd., Class A 112,700 84,906
North Industries Group Red
Arrow Co., Ltd., Class A 24,000 57,139
Northeast Pharmaceutical
Group Co., Ltd., Class A 125,200 88,703
Northeast Securities Co., Ltd.,
Class A 111,400 133,627
Northking Information
Technology Co., Ltd., Class A 14,420 31,418
*NSFOCUS Technologies
Group Co., Ltd., Class A 27,900 36,598
*Nuode New Materials Co.,
Ltd., Class A 82,800 46,466
NYOCOR Co., Ltd., Class A 29,700 23,792
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 37,100 28,991
Ω#*Ocumension Therapeutics 116,000 83,556
*Offcn Education Technology
Co., Ltd., Class A 226,300 104,136
Offshore Oil Engineering Co.,
Ltd., Class A 173,400 131,853
*OFILM Group Co., Ltd., Class
A 26,900 66,572
Olympic Circuit Technology
Co., Ltd., Class A 14,200 58,969
Oppein Home Group, Inc.,
Class A 14,000 137,882
Opple Lighting Co., Ltd., Class
A 17,300 42,207
OPT Machine Vision Tech Co.,
Ltd., Class A 2,600 22,488
ORG Technology Co., Ltd.,
Class A 144,100 102,498
ΩOrient Securities Co., Ltd.,
Class H 330,800 221,260

138
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Oriental Energy Co., Ltd.,
Class A 147,600 $ 182,847
*Ourpalm Co., Ltd., Class A 52,300 41,236
Ovctek China, Inc., Class A 35,300 92,610
Pacific Online, Ltd. 210,000 9,049
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 29,900 93,922
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 120,100 48,526
PCI Technology Group Co.,
Ltd., Class A 150,800 103,667
*PDD Holdings, Inc.,
Sponsored ADR 56,238 6,781,740
Ω*Peijia Medical, Ltd. 195,000 97,319
*Peking University Resources
Holdings Co., Ltd. 1,140,000 37,392
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 258,600 9,796
*Pengxin International Mining
Co., Ltd., Class A 65,000 29,637
People.cn Co., Ltd., Class A 12,200 39,007
People's Insurance Co. Group
of China, Ltd. (The), Class H 1,330,000 672,322
Perfect World Co., Ltd., Class
A 35,200 49,483
PetroChina Co., Ltd., Class H 6,756,000 5,074,995
PharmaBlock Sciences
Nanjing, Inc., Class A 9,500 47,981
Ω#Pharmaron Beijing Co.,
Ltd., Class H 122,725 237,418
PhiChem Corp., Class A 18,400 40,554
PICC Property & Casualty Co.,
Ltd., Class H 2,751,753 4,183,695
Ping An Bank Co., Ltd., Class
A 344,500 550,013
Ping An Insurance Group Co.
of China, Ltd. 1,869,500 11,578,569
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 126,940 180,583
PNC Process Systems Co.,
Ltd., Class A 15,020 55,083
POCO Holding Co., Ltd., Class
A 4,200 27,741
*Polaris Bay Group Co., Ltd.,
Class A 64,900 71,202
Poly Developments and
Holdings Group Co., Ltd.,
Class A 52,900 80,153
Poly Property Group Co., Ltd. 1,518,646 328,170
Poly Property Services Co.,
Ltd., Class H 102,200 423,949
ΩPop Mart International
Group, Ltd. 208,000 1,886,191
Porton Pharma Solutions, Ltd.,
Class A 16,500 42,802
ΩPostal Savings Bank of
China Co., Ltd., Class H 1,329,000 764,127
Pou Sheng International
Holdings, Ltd. 1,607,000 119,888
Shares Value †
CHINA — (Continued)
Power Construction Corp. of
China, Ltd., Class A 141,800 $ 109,416
*Powerwin Tech Group, Ltd. 36,000 11,947
Prinx Chengshan Holdings,
Ltd. 101,500 107,709
*Productive Technologies Co.,
Ltd. 916,000 22,622
Pylon Technologies Co., Ltd.,
Class A 1,600 10,972
#*Q Technology Group Co.,
Ltd. 221,000 144,976
*Qi An Xin Technology Group,
Inc. 12,106 53,873
Qianhe Condiment and Food
Co., Ltd., Class A 38,080 65,872
*Qinchuan Machine Tool &
Tool Group Share Co., Ltd.,
Class A 20,100 25,210
Qingdao East Steel Tower
Stock Co., Ltd., Class A 47,200 46,221
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 14,700 35,493
Qingdao Gaoce Technology
Co., Ltd., Class A 27,769 53,490
Qingdao Haier Biomedical Co.,
Ltd., Class A 7,216 31,394
Qingdao Hanhe Cable Co.,
Ltd., Class A 104,100 50,386
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 12,880 20,726
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 7,700 95,258
ΩQingdao Port International
Co., Ltd., Class H 155,000 108,459
Qingdao Rural Commercial
Bank Corp., Class A 306,100 125,397
Qingdao Sentury Tire Co.,
Ltd., Class A 16,800 64,910
Qingdao TGOOD Electric Co.,
Ltd., Class A 21,500 66,963
Qingdao Topscomm
Communication, Inc., Class A 26,600 24,817
*Qinghai Salt Lake Industry
Co., Ltd., Class A 89,200 224,506
Qinhuangdao Port Co., Ltd.,
Class H 334,000 86,353
Queclink Wireless Solutions
Co., Ltd., Class A 14,500 29,233
Quectel Wireless Solutions
Co., Ltd., Class A 5,800 42,679
Quick Intelligent Equipment
Co., Ltd. 4,600 15,030
*Radiance Holdings Group
Co., Ltd. 68,000 26,502
Rainbow Digital Commercial
Co., Ltd., Class A 80,100 57,087
Rayhoo Motor Dies Co., Ltd. 5,600 25,227

139
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Raytron Technology Co., Ltd.,
Class A 5,081 $ 35,977
Realcan Pharmaceutical
Group Co., Ltd., Class A 64,100 27,878
Red Avenue New Materials
Group Co., Ltd., Class A 5,700 26,677
Ω*Red Star Macalline Group
Corp., Ltd., Class H 358,539 76,095
Ω#*Redco Properties Group,
Ltd. 730,000 41,315
Renhe Pharmacy Co., Ltd.,
Class A 74,900 60,527
Rianlon Corp., Class A 15,500 59,801
Richinfo Technology Co., Ltd.,
Class A 8,800 27,470
Risen Energy Co., Ltd., Class
A 60,800 122,746
*RiseSun Real Estate
Development Co., Ltd., Class
A 274,200 68,859
Riyue Heavy Industry Co.,
Ltd., Class A 54,300 99,415
Rizhao Port Co., Ltd., Class A 86,000 38,127
Rockchip Electronics Co., Ltd.,
Class A 2,500 30,998
Rongan Property Co., Ltd.,
Class A 82,400 28,670
*RongFa Nuclear Equipment
Co., Ltd., Class A 46,100 32,985
Rongsheng Petrochemical
Co., Ltd., Class A 141,300 186,937
*Roshow Technology Co., Ltd.,
Class A 70,000 65,405
Ruida Futures Co., Ltd., Class
A 18,600 41,752
Runjian Co., Ltd., Class A 15,600 65,133
Sai Micro Electronics, Inc.,
Class A 19,500 53,867
Sailun Group Co., Ltd., Class
A 73,300 149,215
Sanan Optoelectronics Co.,
Ltd., Class A 27,400 52,856
Sangfor Technologies, Inc.,
Class A 6,000 55,548
Sanquan Food Co., Ltd., Class
A 38,070 58,271
*Sansteel Minguang Co., Ltd.,
Class A 160,600 77,958
Sansure Biotech, Inc., Class A 9,704 30,578
Sany Heavy Equipment
International Holdings Co., Ltd. 772,000 505,438
Sany Heavy Industry Co., Ltd.,
Class A 44,700 114,449
Satellite Chemical Co., Ltd.,
Class A 62,900 166,872
SDIC Capital Co., Ltd., Class A 55,300 61,523
SDIC Power Holdings Co.,
Ltd., Class A 38,800 82,795
Sealand Securities Co., Ltd.,
Class A 131,950 92,559
Shares Value †
CHINA — (Continued)
#*Seazen Group, Ltd. 1,856,952 $ 561,309
*Seazen Holdings Co., Ltd.,
Class A 66,800 136,264
S-Enjoy Service Group Co.,
Ltd. 234,000 108,958
*Seres Group Co., Ltd., Class
A 1,700 27,833
SF Holding Co., Ltd., Class A 93,179 583,819
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 51,900 31,018
Shaanxi Coal Industry Co.,
Ltd., Class A 219,400 759,667
*Shaanxi Heimao Coking Co.,
Ltd., Class A 57,500 27,670
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 190,650 200,069
Shandong Bohui Paper
Industrial Co., Ltd., Class A 96,700 62,542
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 19,088 44,882
*Shandong Chenming Paper
Holdings, Ltd., Class H 238,750 51,285
Shandong Dawn Polymer Co.,
Ltd., Class A 13,500 25,190
Shandong Denghai Seeds Co.,
Ltd., Class A 38,300 54,485
*Shandong Dongyue Silicone
Material Co., Ltd., Class A 37,700 44,852
ΩShandong Gold Mining Co.,
Ltd., Class H 143,000 283,999
Shandong Haihua Co., Ltd.,
Class A 19,600 15,509
Shandong Head Group Co.,
Ltd., Class A 24,700 48,445
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 32,600 208,053
Shandong Hi-speed Co., Ltd.,
Class A 24,201 29,165
*Shandong Hi-Speed New
Energy Group, Ltd. 264,000 51,276
Shandong Hi-Speed Road &
Bridge Co., Ltd., Class A 115,100 104,154
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 40,700 130,873
Shandong Humon Smelting
Co., Ltd., Class A 50,891 79,680
Shandong Jinjing Science &
Technology Co., Ltd., Class A 26,700 23,112
Shandong Linglong Tyre Co.,
Ltd., Class A 78,300 213,989
Shandong Nanshan Aluminum
Co., Ltd., Class A 53,700 30,738
Shandong Pharmaceutical
Glass Co., Ltd., Class A 16,900 59,583
Shandong Publishing & Media
Co., Ltd., Class A 13,600 20,358

140
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shandong Sun Paper Industry
JSC, Ltd., Class A 108,800 $ 198,586
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 9,800 64,963
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 1,694,000 1,056,789
Shandong Xiantan Co., Ltd.,
Class A 45,100 37,964
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 109,200 82,872
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 60,400 76,095
Shandong Yulong Gold Co.,
Ltd. 16,100 28,234
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd. 37,100 42,316
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 76,600 137,449
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 4,135 30,149
Shanghai AtHub Co., Ltd.,
Class A 28,163 65,273
Shanghai Bailian Group Co.,
Ltd., Class A 83,100 113,903
*Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 25,500 75,486
Shanghai Baolong Automotive
Corp., Class A 7,500 40,321
Shanghai Baosight Software
Co., Ltd., Class A 13,584 51,227
Shanghai Baosteel Packaging
Co., Ltd., Class A 50,500 36,700
Shanghai Belling Co., Ltd.,
Class A 11,700 84,256
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 1,194 31,611
Shanghai Bright Meat Group
Co., Ltd., Class A 45,600 44,270
Shanghai Chinafortune Co.,
Ltd., Class A 43,300 94,159
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 18,900 24,686
Shanghai Construction Group
Co., Ltd., Class A 223,784 78,803
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 31,973 43,331
#*Shanghai Electric Group
Co., Ltd., Class H 684,000 220,832
Shanghai Electric Power Co.,
Ltd., Class A 58,300 78,029
Shanghai Environment Group
Co., Ltd., Class A 60,360 71,048
Shares Value †
CHINA — (Continued)
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 32,100 $ 38,730
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 144,000 274,131
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 67,000 142,887
Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 79,000 27,639
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 9,000 62,729
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 10,416 36,504
Shanghai Gentech Co., Ltd. 5,440 28,345
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 27,900 72,061
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 7,420 28,632
Ω*Shanghai Henlius Biotech,
Inc., Class H 22,900 64,066
Shanghai Huace Navigation
Technology, Ltd., Class A 5,400 27,834
Shanghai Huayi Group Co.,
Ltd., Class A 37,200 35,124
Shanghai Industrial Holdings,
Ltd. 251,000 382,905
Shanghai Industrial Urban
Development Group, Ltd. 941,200 53,268
#Shanghai INT Medical
Instruments Co., Ltd. 3,000 11,499
Shanghai International Airport
Co., Ltd., Class A 4,800 23,543
Shanghai Jahwa United Co.,
Ltd., Class A 22,200 51,297
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 36,600 138,383
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 25,200 39,455
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 7,900 25,879
Shanghai Liangxin Electrical
Co., Ltd., Class A 31,500 30,228
Shanghai Lingang Holdings
Corp., Ltd., Class A 56,100 89,173
Shanghai M&G Stationery,
Inc., Class A 11,900 48,416
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 37,100 98,113
*Shanghai Medicilon, Inc.,
Class A 6,333 31,115
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 5,358 74,719

141
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Shanghai Milkground Food
Tech Co., Ltd., Class A 11,100 $ 25,259
Shanghai Moons' Electric Co.,
Ltd., Class A 7,400 48,670
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 354,000 546,409
Shanghai Pioneer Holding, Ltd. 106,000 29,314
Shanghai Pret Composites
Co., Ltd., Class A 38,700 45,661
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 40,900 56,462
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 24,500 57,780
Shanghai QiFan Cable Co.,
Ltd., Class A 21,300 47,872
Shanghai RAAS Blood
Products Co., Ltd., Class A 93,900 96,958
Shanghai Runda Medical
Technology Co., Ltd., Class A 34,500 82,138
*Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 42,800 32,185
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 64,100 108,814
Shanghai Stonehill Technology
Co., Ltd., Class A 166,900 72,353
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 32,800 38,470
Shanghai Tunnel Engineering
Co., Ltd., Class A 129,000 123,971
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 41,200 66,183
Shanghai Wanye Enterprises
Co., Ltd., Class A 18,400 39,212
Shanghai Yaoji Technology
Co., Ltd., Class A 13,800 51,654
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 87,624 73,267
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 31,400 126,343
Shanghai Zhonggu Logistics
Co., Ltd., Class A 46,300 53,654
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 99,800 85,129
Shanjin International Gold Co.,
Ltd., Class A 82,600 209,286
Shantui Construction
Machinery Co., Ltd., Class A 52,800 66,150
Shanxi Blue Flame Holding
Co., Ltd., Class A 76,600 69,423
Shanxi Coal International
Energy Group Co., Ltd., Class
A 64,800 120,730
Shanxi Coking Co., Ltd., Class
A 94,000 54,993
Shares Value †
CHINA — (Continued)
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 112,500 $ 129,895
Shanxi Hi Speed Group Co.,
Ltd. 31,800 21,370
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 133,500 156,577
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 81,600 167,142
*Shanxi Meijin Energy Co.,
Ltd., Class A 155,400 113,587
Shanxi Securities Co., Ltd.,
Class A 102,300 91,280
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 154,800 82,093
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 9,100 256,485
Shanying International Holding
Co., Ltd., Class A 288,500 74,069
Sharetronic Data Technology
Co., Ltd. 2,800 28,794
Shede Spirits Co., Ltd., Class
A 14,100 125,356
Shenghe Resources Holding
Co., Ltd., Class A 36,400 57,808
Ω*Shengjing Bank Co., Ltd.,
Class H 144,500 21,561
Shengyi Technology Co., Ltd.,
Class A 8,100 23,364
Shenma Industry Co., Ltd. 14,700 14,498
Shennan Circuits Co., Ltd.,
Class A 9,768 143,974
ΩShenwan Hongyuan Group
Co., Ltd., Class H 416,800 133,494
*Shenyang Jinbei Automotive
Co., Ltd. 76,500 63,322
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 2,940 35,955
Shenzhen Agricultural
Products Group Co., Ltd.,
Class A 65,600 60,282
Shenzhen Airport Co., Ltd.,
Class A 102,900 100,333
Shenzhen Aisidi Co., Ltd.,
Class A 37,700 77,327
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 42,100 47,960
Shenzhen Capchem
Technology Co., Ltd., Class A 10,700 57,644
Shenzhen Center Power Tech
Co., Ltd., Class A 18,600 33,662
Shenzhen Cereals Holdings
Co., Ltd., Class A 43,000 41,082
Shenzhen Click Technology
Co., Ltd., Class A 14,200 24,384
Shenzhen Colibri Technologies
Co., Ltd., Class A 14,200 29,285
Shenzhen Comix Group Co.,
Ltd., Class A 66,100 55,455

142
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Das Intellitech Co.,
Ltd., Class A 71,100 $ 34,613
Shenzhen Desay Battery
Technology Co., Class A 15,080 53,293
*Shenzhen Dynanonic Co.,
Ltd., Class A 13,500 75,399
Shenzhen Energy Group Co.,
Ltd., Class A 46,500 43,513
Shenzhen Envicool
Technology Co., Ltd., Class A 32,308 146,948
*Shenzhen Everwin Precision
Technology Co., Ltd., Class A 76,800 193,405
Shenzhen Expressway Corp.,
Ltd., Class H 230,000 208,865
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 15,900 25,028
Shenzhen FRD Science &
Technology Co., Ltd., Class A 3,700 10,937
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 31,200 36,812
Shenzhen Gas Corp., Ltd.,
Class A 77,400 79,704
Shenzhen Gongjin Electronics
Co., Ltd., Class A 50,500 59,584
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 28,700 48,921
Ω#*Shenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 94,500 52,875
Shenzhen Hopewind Electric
Co., Ltd. 25,100 64,688
Shenzhen Huaqiang Industry
Co., Ltd., Class A 15,400 83,246
Shenzhen Inovance
Technology Co., Ltd., Class A 8,600 66,854
*Shenzhen International
Holdings, Ltd. 692,956 588,278
Shenzhen Investment, Ltd. 1,385,142 171,040
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 14,100 16,577
Shenzhen Jinjia Group Co.,
Ltd., Class A 103,000 64,015
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 43,600 47,222
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 21,200 56,005
Shenzhen Kedali Industry Co.,
Ltd., Class A 8,300 115,047
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 29,500 73,048
Shenzhen Kinwong Electronic
Co., Ltd., Class A 26,900 97,556
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 24,600 68,404
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 32,200 51,770
Shares Value †
CHINA — (Continued)
Shenzhen Leaguer Co., Ltd.,
Class A 96,400 $ 143,224
Shenzhen Megmeet Electrical
Co., Ltd., Class A 9,900 63,196
Shenzhen Microgate
Technology Co., Ltd., Class A 77,100 145,809
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 8,300 310,441
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 6,700 64,388
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 189,600 69,426
Shenzhen Noposin Crop
Science Co., Ltd., Class A 29,700 38,626
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 225,500 93,644
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 5,200 23,491
Shenzhen SC New Energy
Technology Corp., Class A 15,000 156,906
Shenzhen SED Industry Co.,
Ltd., Class A 11,700 32,172
Shenzhen SEG Co., Ltd.,
Class A 25,100 38,735
Shenzhen Senior Technology
Material Co., Ltd., Class A 20,800 31,778
Shenzhen Sinexcel Electric
Co., Ltd. 12,700 44,900
Shenzhen Sunlord Electronics
Co., Ltd., Class A 10,300 42,759
Shenzhen Suntak Circuit
Technology Co., Ltd., Class A 66,100 86,985
Shenzhen Sunway
Communication Co., Ltd.,
Class A 21,500 74,775
Shenzhen Tagen Group Co.,
Ltd., Class A 143,900 89,233
Shenzhen Topband Co., Ltd.,
Class A 38,900 63,416
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 11,700 15,430
Shenzhen Transsion Holdings
Co., Ltd., Class A 22,205 297,506
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 5,100 20,957
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 45,000 134,536
*Shenzhen World Union
Group, Inc., Class A 124,700 46,186
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 78,800 54,723
Shenzhen Yinghe Technology
Co., Ltd., Class A 42,400 139,730
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 38,000 135,892

143
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Shenzhen Zhenye Group Co.,
Ltd., Class A 61,900 $ 85,366
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 181,000 124,935
Shenzhou International Group
Holdings, Ltd. 154,100 1,189,288
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 7,200 34,243
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 21,095 109,621
Shinva Medical Instrument
Co., Ltd., Class A 22,930 55,718
Shoucheng Holdings, Ltd. 1,630,000 218,049
Shougang Fushan Resources
Group, Ltd. 1,891,839 683,791
*<Shouhang High-Tech
Energy Co., Ltd., Class A 216,300 8,497
Shuangliang Eco-Energy
Systems Co., Ltd., Class A 118,500 119,866
Shui On Land, Ltd. 2,514,156 229,606
*Siasun Robot & Automation
Co., Ltd., Class A 12,800 24,423
Sichuan Chengfei Integration
Technology Corp., Class A 15,700 38,436
Sichuan Chuantou Energy Co.,
Ltd., Class A 23,800 55,895
Sichuan Development Lomon
Co., Ltd., Class A 53,700 142,239
#Sichuan Expressway Co.,
Ltd., Class H 266,000 108,119
Sichuan Furong Technology
Co., Ltd., Class A 17,380 39,208
Sichuan Haite High-tech Co.,
Ltd., Class A 34,300 57,601
Sichuan Hebang
Biotechnology Co., Ltd., Class
A 285,200 83,225
Sichuan Hexie Shuangma Co.,
Ltd., Class A 17,100 44,358
Sichuan Injet Electric Co., Ltd.,
Class A 9,100 64,268
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 7,540 23,822
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 37,100 166,870
*Sichuan Lutianhua Co., Ltd.,
Class A 92,500 56,192
Sichuan New Energy Power
Co., Ltd., Class A 31,000 51,102
Sichuan Road and Bridge
Group Co., Ltd., Class A 197,260 211,710
Sichuan Swellfun Co., Ltd.,
Class A 8,700 50,800
Sichuan Teway Food Group
Co., Ltd., Class A 13,000 25,935
Sichuan Yahua Industrial
Group Co., Ltd., Class A 50,700 75,468
Shares Value †
CHINA — (Continued)
Sieyuan Electric Co., Ltd.,
Class A 9,600 $ 102,898
Sihuan Pharmaceutical
Holdings Group, Ltd. 2,693,000 252,867
SIIC Environment Holdings,
Ltd. 499,200 62,263
SIIC Environment Holdings,
Ltd. 69,000 8,520
Ω#Simcere Pharmaceutical
Group, Ltd. 482,000 435,228
Sineng Electric Co., Ltd., Class
A 7,100 45,402
Sino Biopharmaceutical, Ltd. 5,818,745 2,642,026
Sinocare, Inc., Class A 16,300 59,503
*Sinochem International Corp.,
Class A 250,900 149,248
Sinofert Holdings, Ltd. 700,000 104,445
Sinofibers Technology Co.,
Ltd., Class A 13,300 57,620
Sinoma International
Engineering Co., Class A 74,600 108,114
Sinoma Science & Technology
Co., Ltd., Class A 95,800 174,320
Sinomach Automobile Co.,
Ltd., Class A 83,300 75,028
*Sinomach Heavy Equipment
Group Co., Ltd. 55,500 27,174
Sinomine Resource Group
Co., Ltd., Class A 15,900 74,014
Sinopec Engineering Group
Co., Ltd., Class H 1,243,000 864,971
*Sinopec Oilfield Equipment
Corp., Class A 13,800 11,036
*Sinopec Oilfield Service
Corp., Class H 1,550,000 135,573
*Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 506,000 78,102
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 2,231 15,196
Sinopharm Group Co., Ltd.,
Class H 1,062,000 2,641,886
Sino-Platinum Metals Co., Ltd.,
Class A 30,590 60,898
Sinoseal Holding Co., Ltd.,
Class A 9,300 47,349
Sinosoft Co., Ltd., Class A 17,500 54,701
Sinosteel Engineering &
Technology Co., Ltd., Class A 65,000 59,183
Sinosteel New Materials Co.,
Ltd., Class A 11,500 12,262
Sinotrans, Ltd., Class H 1,319,000 590,415
Sinotruk Jinan Truck Co., Ltd.,
Class A 71,660 168,698
Skshu Paint Co., Ltd., Class A 5,960 37,293
Skyworth Digital Co., Ltd.,
Class A 36,700 73,371
Skyworth Group, Ltd. 881,027 350,172

144
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Ω#Smoore International
Holdings, Ltd. 599,000 $ 782,805
Snowsky Salt Industry Group
Co., Ltd., Class A 37,400 29,541
*SOHO China, Ltd. 1,194,000 110,578
*Solargiga Energy Holdings,
Ltd. 518,000 9,328
Songcheng Performance
Development Co., Ltd., Class
A 14,500 19,631
Sonoscape Medical Corp.,
Class A 4,000 19,978
SooChow Securities Co., Ltd.,
Class A 71,012 81,096
#*South Manganese
Investment, Ltd. 361,000 19,502
Southern Publishing & Media
Co., Ltd. 19,500 38,082
Southwest Securities Co., Ltd.,
Class A 161,700 109,118
Spring Airlines Co., Ltd., Class
A 8,600 66,275
SSY Group, Ltd. 1,231,042 596,963
Stanley Agricultural Group Co.,
Ltd., Class A 21,100 21,521
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 88,900 79,947
StarPower Semiconductor,
Ltd., Class A 3,480 47,080
State Grid Information &
Communication Co., Ltd.,
Class A 47,200 135,087
STO Express Co., Ltd., Class
A 84,400 128,474
Sumavision Technologies Co.,
Ltd., Class A 44,500 37,459
Sumec Corp., Ltd., Class A 50,500 63,906
Sun Art Retail Group, Ltd. 1,434,500 422,541
*Sun King Technology Group,
Ltd. 732,000 115,811
Sunflower Pharmaceutical
Group Co., Ltd., Class A 26,700 73,681
Sungrow Power Supply Co.,
Ltd., Class A 12,040 153,071
Suning Universal Co., Ltd.,
Class A 195,600 65,586
Sunny Optical Technology
Group Co., Ltd. 189,300 1,233,284
Sunresin New Materials Co.,
Ltd., Class A 13,050 89,528
Sunrise Group Co., Ltd., Class
A 43,000 32,999
Sunstone Development Co.,
Ltd., Class A 10,200 19,748
Sunward Intelligent Equipment
Co., Ltd., Class A 76,550 85,809
Sunwoda Electronic Co., Ltd.,
Class A 67,500 214,209
Suofeiya Home Collection Co.,
Ltd., Class A 30,300 82,383
Shares Value †
CHINA — (Continued)
Suzhou Anjie Technology Co.,
Ltd., Class A 24,200 $ 53,304
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 88,000 388,650
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 211,100 107,507
Suzhou Good-Ark Electronics
Co., Ltd., Class A 26,700 44,988
Suzhou Maxwell Technologies
Co., Ltd., Class A 1,500 24,369
*Suzhou Secote Precision
Electronic Co., Ltd., Class A 8,300 82,664
Suzhou SLAC Precision
Equipment Co., Ltd., Class A 19,800 30,501
Suzhou Sushi Testing Group
Co., Ltd., Class A 24,900 45,868
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 8,260 148,678
Suzhou TZTEK Technology
Co., Ltd. 3,902 20,118
*Suzhou Victory Precision
Manufacture Co., Ltd., Class A 48,400 15,821
SY Holdings Group, Ltd. 247,500 219,663
Symphony Holdings, Ltd. 520,000 56,184
SYoung Group Co., Ltd., Class
A 18,600 33,010
Taiji Computer Corp., Ltd.,
Class A 17,200 64,550
*Tangrenshen Group Co., Ltd.,
Class A 25,600 19,107
*Tangshan Jidong Cement
Co., Ltd., Class A 132,100 110,086
TangShan Port Group Co.,
Ltd., Class A 247,448 151,707
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 118,000 91,217
Tasly Pharmaceutical Group
Co., Ltd., Class A 34,900 73,248
Tayho Advanced Materials
Group Co., Ltd., Class A 42,600 59,347
TBEA Co., Ltd., Class A 74,450 147,483
TCL Electronics Holdings, Ltd. 572,000 406,133
TCL Technology Group Corp.,
Class A 305,300 227,010
TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 71,200 126,560
TDG Holdings Co., Ltd. 23,400 25,442
Telling Telecommunication
Holding Co., Ltd., Class A 21,500 46,844
Ten Pao Group Holdings, Ltd. 196,000 36,556
Tencent Holdings, Ltd. 787,600 40,988,753
Tencent Music Entertainment
Group, ADR 182,479 2,030,991
Three Squirrels, Inc., Class A 15,600 55,853
Three's Co. Media Group Co.,
Ltd., Class A 15,861 67,802

145
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Thunder Software Technology
Co., Ltd., Class A 9,200 $ 74,874
Tian An China Investment Co.,
Ltd. 141,000 72,546
Tian Di Science & Technology
Co., Ltd., Class A 163,500 141,070
Tian Lun Gas Holdings, Ltd. 48,000 20,930
*<Tian Shan Development
Holding, Ltd. 66,000 –
Tiande Chemical Holdings,
Ltd. 40,000 6,071
Tiangong International Co.,
Ltd. 618,000 142,290
Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 15,100 36,840
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 146,000 60,470
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 151,700 87,685
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 4,500 20,884
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 22,300 56,909
Tianjin Teda Co., Ltd., Class A 103,200 69,931
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 90,900 70,523
*Tianma Microelectronics Co.,
Ltd., Class A 74,800 95,916
Tianneng Battery Group Co.,
Ltd. 10,714 44,297
#Tianqi Lithium Corp. 69,400 232,541
Tianrun Industry Technology
Co., Ltd., Class A 34,400 23,214
Tianshan Aluminum Group
Co., Ltd., Class A 169,500 196,898
TianShan Material Co., Ltd.,
Class A 29,100 25,067
Tianshui Huatian Technology
Co., Ltd., Class A 43,200 83,214
*Tianyun International
Holdings, Ltd. 272,000 111,957
Tibet Mineral Development
Co., Class A 9,200 28,344
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 14,300 75,695
Time Interconnect Technology,
Ltd. 344,000 216,814
Tingyi Cayman Islands Holding
Corp. 1,080,000 1,578,102
Titan Wind Energy Suzhou
Co., Ltd., Class A 75,800 97,411
TKD Science & Technology
Co., Ltd., Class A 12,000 26,263
Tofflon Science & Technology
Group Co., Ltd., Class A 30,100 54,053
Toly Bread Co., Ltd., Class A 99,444 83,569
Shares Value †
CHINA — (Continued)
*Tomson Group, Ltd. 341,725 $ 106,811
Tong Ren Tang Technologies
Co., Ltd., Class H 360,000 236,623
Tongcheng Travel Holdings,
Ltd. 602,400 1,360,638
TongFu Microelectronics Co.,
Ltd., Class A 48,700 184,610
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 87,100 103,378
Tongkun Group Co., Ltd.,
Class A 36,100 59,661
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 71,400 57,097
Tongling Nonferrous Metals
Group Co., Ltd., Class A 316,800 151,114
Tongwei Co., Ltd., Class A 94,100 405,953
Tongyu Heavy Industry Co.,
Ltd., Class A 176,600 73,337
*Top Spring International
Holdings, Ltd. 107,600 6,367
Topchoice Medical Corp.,
Class A 6,582 46,383
Topsec Technologies Group,
Inc., Class A 69,200 76,696
ΩTopsports International
Holdings, Ltd. 1,361,000 451,659
*Towngas Smart Energy Co.,
Ltd. 384,393 158,219
*TPV Technology Co., Ltd.,
Class A 149,400 59,736
TravelSky Technology, Ltd.,
Class H 333,471 467,539
*Trigiant Group, Ltd. 360,000 14,586
Trina Solar Co., Ltd., Class A 46,246 162,396
*Trip.com Group, Ltd. 98,750 6,363,674
#*Trip.com Group, Ltd.,
Sponsored ADR 43,366 2,792,770
#*Triumph New Energy Co.,
Ltd., Class H 58,000 32,676
Triumph Science &
Technology Co., Ltd., Class A 15,900 29,668
TRS Information Technology
Corp., Ltd., Class A 10,600 25,326
Truking Technology, Ltd.,
Class A 38,400 39,920
Truly International Holdings,
Ltd. 1,140,000 155,433
*Tsinghua Tongfang Co., Ltd.,
Class A 32,900 39,372
Tsingtao Brewery Co., Ltd.,
Class H 232,000 1,496,553
*Tunghsu Optoelectronic
Technology Co., Ltd., Class A 368,400 19,123
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 7,000 65,779
Unilumin Group Co., Ltd.,
Class A 72,700 72,824

146
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Uni-President China Holdings,
Ltd. 992,400 $ 929,290
Unisplendour Corp., Ltd.,
Class A 15,700 57,819
#United Energy Group, Ltd. 2,356,000 98,490
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 39,500 82,460
*UTour Group Co., Ltd., Class
A 50,800 55,448
Valiant Co., Ltd., Class A 41,900 62,722
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 15,100 35,781
Vatti Corp., Ltd., Class A 43,500 48,090
Ω*<Venus MedTech
Hangzhou, Inc., Class H 218,000 29,443
Victory Giant Technology
Huizhou Co., Ltd., Class A 43,900 277,337
Vipshop Holdings, Ltd.,
Sponsored ADR 234,908 3,392,072
Visual China Group Co., Ltd.,
Class A 28,800 59,840
Ω*Viva Biotech Holdings 557,500 69,558
*Vnet Group, Inc., Sponsored
ADR 46,142 151,346
Walvax Biotechnology Co.,
Ltd., Class A 16,300 33,730
*Wanda Film Holding Co., Ltd.,
Class A 43,400 73,431
Wangneng Environment Co.,
Ltd., Class A 15,900 33,438
Wangsu Science &
Technology Co., Ltd., Class A 24,700 33,405
Wanguo Gold Group, Ltd. 266,000 336,332
Wanhua Chemical Group Co.,
Ltd., Class A 25,400 268,152
Want Want China Holdings,
Ltd. 2,036,000 1,267,524
Wanxiang Qianchao Co., Ltd.,
Class A 20,000 18,294
Warom Technology, Inc. Co. 10,700 30,729
Wasion Holdings, Ltd. 324,000 245,884
Wasu Media Holding Co., Ltd.,
Class A 86,000 89,887
Weichai Power Co., Ltd., Class
H 1,105,880 1,675,662
Weihai Guangwei Composites
Co., Ltd., Class A 20,940 102,705
Ω#*Weimob, Inc. 731,000 152,323
*Wellhope Foods Co., Ltd.,
Class A 60,700 69,830
Wencan Group Co., Ltd.,
Class A 9,800 32,324
Wens Foodstuffs Group Co.,
Ltd., Class A 42,600 111,403
#West China Cement, Ltd. 1,948,000 290,657
Western Metal Materials Co.,
Ltd. 11,600 27,617
Western Mining Co., Ltd.,
Class A 71,400 177,202
Shares Value †
CHINA — (Continued)
*Western Region Gold Co.,
Ltd., Class A 15,200 $ 28,085
Western Superconducting
Technologies Co., Ltd., Class
A 8,251 58,203
Will Semiconductor Co., Ltd.,
Class A 1,700 25,591
Willfar Information Technology
Co., Ltd. 3,949 21,939
Winall Hi-Tech Seed Co., Ltd.,
Class A 36,100 68,879
Windey Energy Technology
Group Co., Ltd., Class A 30,900 58,307
Wingtech Technology Co.,
Ltd., Class A 16,500 101,322
Winner Medical Co., Ltd.,
Class A 15,183 66,438
Winning Health Technology
Group Co., Ltd., Class A 65,600 72,430
Wolong Electric Group Co.,
Ltd., Class A 40,000 84,121
Wuchan Zhongda Group Co.,
Ltd., Class A 189,700 133,336
Wuhan DR Laser Technology
Corp., Ltd., Class A 7,100 77,954
Wuhan East Lake High
Technology Group Co., Ltd. 19,000 34,093
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 23,100 35,552
Wuhan Jingce Electronic
Group Co., Ltd., Class A 1,800 15,490
*Wuhan P&S Information
Technology Co., Ltd., Class A 72,800 134,716
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 7,500 22,338
Wuhu Token Science Co.,
Ltd., Class A 74,700 76,399
Wuliangye Yibin Co., Ltd.,
Class A 35,700 735,401
WUS Printed Circuit Kunshan
Co., Ltd., Class A 65,200 373,847
Wushang Group Co., Ltd.,
Class A 36,408 42,702
Ω#WuXi AppTec Co., Ltd.,
Class H 157,580 1,047,912
Wuxi Autowell Technology
Co., Ltd., Class A 8,432 63,880
Ω*Wuxi Biologics Cayman, Inc. 1,433,500 3,012,887
Wuxi Boton Technology Co.,
Ltd., Class A 9,000 24,054
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 28,700 75,617
Wuxi NCE Power Co., Ltd.,
Class A 6,160 31,008
Wuxi Taiji Industry Co., Ltd.,
Class A 87,300 97,369
Wuxi Xinje Electric Co., Ltd.,
Class A 4,400 21,371

147
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Wuzhou Special Paper Group
Co., Ltd. 16,800 $ 32,290
XCMG Construction Machinery
Co., Ltd., Class A 185,700 202,430
*XD, Inc. 72,400 194,634
XGD, Inc., Class A 24,400 94,138
Ω#Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 892,500 114,800
Xiamen Amoytop Biotech Co.,
Ltd. 3,067 33,274
Xiamen Bank Co., Ltd., Class
A 134,100 98,019
Xiamen C & D, Inc., Class A 61,000 79,589
*Xiamen Changelight Co., Ltd.,
Class A 23,700 51,737
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 55,000 47,841
Xiamen Faratronic Co., Ltd.,
Class A 6,600 105,002
Xiamen Intretech, Inc., Class A 25,100 46,377
Xiamen ITG Group Corp., Ltd.,
Class A 118,700 108,744
Xiamen Jihong Technology
Co., Ltd., Class A 20,900 36,945
Xiamen Kingdomway Group
Co., Class A 24,700 56,692
Xiamen Tungsten Co., Ltd.,
Class A 44,300 120,821
Xiamen Xiangyu Co., Ltd.,
Class A 74,400 61,479
*Xian International Medical
Investment Co., Ltd., Class A 26,200 19,959
Xi'An Shaangu Power Co.,
Ltd., Class A 57,300 70,662
Xi'an Triangle Defense Co.,
Ltd., Class A 12,200 45,717
Xiandai Investment Co., Ltd.,
Class A 83,000 48,208
Xiangcai Co., Ltd., Class A 48,300 51,432
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 37,500 54,873
Xianhe Co., Ltd., Class A 16,500 43,195
Ω*Xiaomi Corp., Class W 3,607,000 12,387,696
Xilinmen Furniture Co., Ltd.,
Class A 14,400 40,809
Xinfengming Group Co., Ltd.,
Class A 49,400 77,969
Xingda International Holdings,
Ltd. 486,932 79,544
Xingfa Aluminium Holdings,
Ltd. 60,000 56,725
Xinhuanet Co., Ltd., Class A 14,300 47,989
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 14,500 23,150
Xinjiang Joinworld Co., Ltd.,
Class A 35,170 36,315
Shares Value †
CHINA — (Continued)
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 25,200 $ 13,682
Xinjiang Xintai Natural Gas
Co., Ltd., Class A 14,500 66,033
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 472,000 55,248
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 41,700 51,190
#*Xinte Energy Co., Ltd., Class
H 207,200 287,304
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 139,900 72,621
Xinxiang Richful Lube Additive
Co., Ltd., Class A 8,900 53,816
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 190,675 104,060
#*Xinyi Energy Holdings, Ltd. 1,464,475 165,767
*Xinyi Solar Holdings, Ltd. 4,066,943 2,087,248
Xinyu Iron & Steel Co., Ltd.,
Class A 221,900 118,611
Xinzhi Group Co., Ltd., Class A 20,900 40,259
*Xizang Zhufeng Resources
Co., Ltd., Class A 22,700 35,191
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 28,800 52,728
*XPeng, Inc., Class A 317,200 1,842,146
Xtep International Holdings,
Ltd. 1,253,462 928,681
Xuji Electric Co., Ltd., Class A 31,500 134,081
Ω*Yadea Group Holdings, Ltd. 940,300 1,630,382
*YaGuang Technology Group
Co., Ltd., Class A 36,900 37,532
Yangling Metron New Material,
Inc., Class A 21,100 75,160
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 72,500 95,866
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 15,500 103,683
Yankershop Food Co., Ltd.,
Class A 13,930 97,872
Yankuang Energy Group Co.,
Ltd., Class H 2,063,400 2,685,945
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 18,700 60,419
Yantai China Pet Foods Co.,
Ltd., Class A 12,900 54,294
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 27,800 51,015
Yantai Eddie Precision
Machinery Co., Ltd., Class A 38,100 88,677
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 18,300 86,136
YanTai Shuangta Food Co.,
Ltd., Class A 68,100 49,968
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 34,700 66,646

148
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Yeahka, Ltd. 97,200 $ 137,528
Yealink Network Technology
Corp., Ltd., Class A 5,100 27,833
Yechiu Metal Recycling China,
Ltd., Class A 243,200 90,076
Yeebo International Holdings,
Ltd. 106,000 32,041
YGSOFT, Inc., Class A 27,360 24,489
Yibin Tianyuan Group Co.,
Ltd., Class A 108,300 68,069
Ω*YiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 151,200 171,535
Yifan Pharmaceutical Co., Ltd.,
Class A 37,900 67,581
Yifeng Pharmacy Chain Co.,
Ltd., Class A 36,776 122,434
Yihai International Holding,
Ltd. 407,000 726,636
Yindu Kitchen Equipment Co.,
Ltd. 5,900 19,932
Yip's Chemical Holdings, Ltd. 96,000 19,757
Yixintang Pharmaceutical
Group Co., Ltd., Class A 32,800 61,754
Yizumi Holdings Co., Ltd.,
Class A 13,400 43,840
Yonfer Agricultural Technology
Co., Ltd., Class A 91,900 171,091
Yongjin Technology Group
Co., Ltd. 9,200 24,459
YongXing Special Materials
Technology Co., Ltd., Class A 20,900 113,357
*Yonyou Network Technology
Co., Ltd., Class A 13,900 22,231
Yotrio Group Co., Ltd., Class A 107,000 47,887
Youngor Fashion Co., Ltd.,
Class A 88,900 93,666
Youngy Co., Ltd., Class A 13,200 64,612
Youzu Interactive Co., Ltd.,
Class A 29,100 40,499
YTO Express Group Co., Ltd.,
Class A 65,900 151,625
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 9,600 14,748
Yuexiu Property Co., Ltd. 1,019,344 843,072
Yuexiu Transport
Infrastructure, Ltd. 338,639 166,392
*Yueyang Forest & Paper Co.,
Ltd., Class A 43,600 37,557
#Yum China Holdings, Inc. 119,500 5,376,762
Yum China Holdings, Inc. 53,823 2,374,133
Yunda Holding Co., Ltd., Class
A 150,600 176,000
Yunnan Aluminium Co., Ltd.,
Class A 87,700 175,207
Yunnan Baiyao Group Co.,
Ltd., Class A 9,520 76,210
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 83,500 67,710
Shares Value †
CHINA — (Continued)
Yunnan Copper Co., Ltd.,
Class A 71,800 $ 132,160
Yunnan Energy New Material
Co., Ltd., Class A 16,000 79,912
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 12,900 35,020
Yunnan Nantian Electronics
Information Co., Ltd. 12,700 39,911
Yunnan Tin Co., Ltd., Class A 53,200 114,194
Yunnan Yuntianhua Co., Ltd.,
Class A 31,500 101,732
Yusys Technologies Co., Ltd.,
Class A 33,400 120,332
Yutong Bus Co., Ltd., Class A 71,900 243,707
Yutong Heavy Industries Co.,
Ltd. 63,000 101,997
*Zai Lab, Ltd. 192,200 590,860
Zangge Mining Co., Ltd., Class
A 8,400 33,858
ZBOM Home Collection Co.,
Ltd., Class A 33,747 70,971
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 4,200 138,088
Zhaojin Mining Industry Co.,
Ltd., Class H 669,500 1,179,789
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 17,600 24,470
Zhefu Holding Group Co., Ltd.,
Class A 163,700 79,004
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 15,700 17,907
*Zhejiang Century Huatong
Group Co., Ltd., Class A 109,500 72,510
Zhejiang Cfmoto Power Co.,
Ltd., Class A 9,700 214,744
Zhejiang China Commodities
City Group Co., Ltd., Class A 174,300 260,673
Zhejiang Chint Electrics Co.,
Ltd., Class A 42,900 140,475
Zhejiang Communications
Technology Co., Ltd., Class A 124,240 74,776
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 80,000 53,312
Zhejiang Crystal-Optech Co.,
Ltd., Class A 91,800 294,544
Zhejiang Dahua Technology
Co., Ltd., Class A 20,400 47,051
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 36,100 55,407
Zhejiang Dingli Machinery Co.,
Ltd., Class A 10,200 72,552
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 11,400 17,785
Zhejiang Expressway Co.,
Ltd., Class H 536,800 356,283

149
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 18,200 $ 37,534
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 24,700 29,905
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 57,300 43,812
Zhejiang Hailiang Co., Ltd.,
Class A 77,300 95,434
Zhejiang HangKe Technology,
Inc. Co., Class A 22,517 57,968
Zhejiang Hangmin Co., Ltd.,
Class A 58,800 60,798
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 49,900 41,584
*Zhejiang Hisun
Pharmaceutical Co., Ltd.,
Class A 52,400 62,120
Zhejiang Huace Film &
Television Co., Ltd., Class A 13,200 15,649
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 56,310 145,913
Zhejiang Huangma
Technology Co., Ltd. 29,000 45,446
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 31,200 135,999
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 98,700 106,484
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 18,900 51,759
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 7,800 23,407
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 44,400 224,247
Zhejiang Jingu Co., Ltd., Class
A 42,400 70,014
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 58,260 101,924
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 28,800 91,234
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 35,000 80,235
Zhejiang Juhua Co., Ltd.,
Class A 18,600 54,590
Zhejiang Lante Optics Co., Ltd. 17,188 56,957
Zhejiang Longsheng Group
Co., Ltd., Class A 83,700 118,131
Zhejiang Medicine Co., Ltd.,
Class A 95,700 221,398
Zhejiang Narada Power
Source Co., Ltd., Class A 46,200 140,846
Shares Value †
CHINA — (Continued)
Zhejiang NHU Co., Ltd., Class
A 133,600 $ 424,350
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 14,500 35,437
Zhejiang Runtu Co., Ltd.,
Class A 81,000 73,752
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 16,900 51,877
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 13,200 59,223
Zhejiang Semir Garment Co.,
Ltd., Class A 82,500 70,025
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 8,200 32,373
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 6,700 29,271
Zhejiang Southeast Space
Frame Co., Ltd., Class A 76,500 50,658
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 33,200 25,106
Zhejiang Supor Co., Ltd.,
Class A 12,500 91,735
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 20,700 48,528
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 155,400 451,079
Zhejiang Wanliyang Co., Ltd.,
Class A 36,800 29,480
Zhejiang Wanma Co., Ltd.,
Class A 31,600 34,802
Zhejiang Wansheng Co., Ltd.,
Class A 7,100 10,907
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 22,704 65,266
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 30,800 57,470
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 19,608 40,961
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 6,500 21,622
Zhejiang XCC Group Co., Ltd. 10,200 26,788
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 49,700 87,088
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 41,100 48,089
Zhejiang Xinao Textiles, Inc. 23,200 22,914
Zhejiang Yasha Decoration
Co., Ltd., Class A 101,500 56,390
Zhejiang Yinlun Machinery
Co., Ltd., Class A 47,500 126,349
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 10,500 25,882

150
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 18,800 $ 45,181
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 5,300 27,095
Zhende Medical Co., Ltd.,
Class A 12,800 41,411
Zhengzhou Coal Mining
Machinery Group Co., Ltd.,
Class H 243,000 325,692
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 75,300 52,187
*Zhewen Interactive Group
Co., Ltd., Class A 35,900 28,104
*Zhong An Group, Ltd. 1,718,000 32,263
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 458,800 829,740
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 68,200 24,781
Zhongji Innolight Co., Ltd.,
Class A 17,920 359,564
Zhongjin Gold Corp., Ltd.,
Class A 122,175 244,424
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 12,800 37,927
*Zhongnongfa Seed Industry
Group Co., Ltd. 29,200 27,283
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 93,400 75,869
Zhongshan Public Utilities
Group Co., Ltd., Class A 34,900 43,381
Zhongsheng Group Holdings,
Ltd. 595,500 913,043
Zhongtai Securities Co., Ltd.,
Class A 59,900 57,229
*<Zhongtian Financial Group
Co., Ltd., Class A 226,243 –
*Zhongyu Energy Holdings,
Ltd. 202,666 116,265
Zhongyuan Environment-
Protection Co., Ltd., Class A 59,900 75,549
Ω#Zhou Hei Ya International
Holdings Co., Ltd. 754,000 150,327
Zhuhai Huafa Properties Co.,
Ltd., Class A 82,400 80,575
Zhuzhou CRRC Times Electric
Co., Ltd. 158,900 610,100
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 14,700 68,882
Zhuzhou Kibing Group Co.,
Ltd., Class A 127,500 126,286
Zhuzhou Times New Material
Technology Co., Ltd., Class A 27,000 46,706
Zijin Mining Group Co., Ltd.,
Class H 1,899,000 4,049,884
ZJMI Environmental Energy
Co., Ltd., Class A 17,700 30,196
Shares Value †
CHINA — (Continued)
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 937,000 $ 638,776
ZTE Corp., Class H 294,600 736,652
ZTO Express Cayman, Inc. 129,800 3,000,239
#ZTO Express Cayman, Inc.,
Sponsored ADR 51,064 1,180,089
ZWSOFT Co Ltd Guangzhou,
Class A 2,415 31,679
TOTAL CHINA 573,043,789
COLOMBIA — (0.0%)
Almacenes Exito SA 102,778 202,937
Banco de Bogota SA 80 509
Bancolombia SA 18,386 157,487
Bancolombia SA, Sponsored
ADR 4,280 136,575
Celsia SA ESP 79,797 68,351
Cementos Argos SA 196,382 382,262
Corp Financiera Colombiana
SA 21,908 74,864
Ecopetrol SA 108,088 41,638
Grupo Argos SA 57,950 254,754
Grupo Energia Bogota SA ESP 171,584 98,370
Interconexion Electrica SA
ESP 53,540 213,287
Mineros SA 30,408 25,185
Promigas SA ESP 6,933 12,097
TOTAL COLOMBIA 1,668,316
CZECHIA — (0.0%)
CEZ AS 21,496 831,642
Komercni Banka AS 16,185 558,137
ΩMoneta Money Bank AS 89,123 443,424
Philip Morris CR AS 148 103,091
TOTAL CZECHIA 1,936,294
DENMARK — (2.0%)
*ALK-Abello A/S 84,416 1,970,950
Alm Brand A/S 532,133 1,031,741
*Ambu A/S, Class B 114,848 2,121,444
AP Moller - Maersk A/S, Class
A 517 784,912
AP Moller - Maersk A/S, Class
B 673 1,057,999
*Bang & Olufsen A/S 42,342 56,641
*Bavarian Nordic A/S 53,547 1,673,453
Carlsberg A/S, Class B 44,798 4,923,251
cBrain A/S 4,958 126,008
Chemometec A/S 5,442 316,858
Coloplast A/S, Class B 22,294 2,775,250
Columbus A/S 35,018 55,051
D/S Norden A/S 20,491 701,531
Danske Bank A/S 137,618 4,050,446
*Demant A/S 48,772 1,786,190
DFDS A/S 25,345 575,524
DSV A/S 35,467 7,694,898
FLSmidth & Co. A/S 31,789 1,653,780
Foroya Banki P/F 1,414 33,652
*Genmab A/S 18,900 4,221,581
*Genmab A/S, Class S, ADR 1,020 22,766

151
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
DENMARK — (Continued)
*GN Store Nord A/S 80,204 $ 1,556,809
H Lundbeck A/S 162,191 1,054,367
H Lundbeck A/S, Class A 37,500 195,416
#*H+H International A/S, Class
B 17,426 213,578
#Harboes Bryggeri A/S, Class
B 1,085 23,927
*Huscompagniet A/S 3,769 35,551
ISS A/S 105,101 2,014,833
Jeudan A/S 2,817 96,361
Jyske Bank A/S, Registered 29,442 2,049,384
Matas A/S 29,511 527,508
Ω#*Netcompany Group A/S 34,382 1,631,530
*Nilfisk Holding A/S 5,321 89,226
*NKT A/S 41,183 3,836,581
Ω#*NNIT A/S 4,030 61,008
Novo Nordisk A/S, Class B 379,036 42,102,544
Novo Nordisk A/S, Sponsored
ADR 51,576 5,773,933
Novonesis (Novozymes) B 124,202 7,768,557
Ω*Orsted A/S 19,778 1,153,581
Pandora A/S 73,468 11,057,710
Parken Sport & Entertainment
A/S 2,697 46,913
Per Aarsleff Holding A/S 10,104 594,920
Ringkjoebing Landbobank A/S 21,671 3,561,388
ROCKWOOL A/S, Class A 2,098 897,841
ROCKWOOL A/S, Class B 7,543 3,243,404
Royal Unibrew A/S 33,323 2,485,904
*RTX A/S 2,195 23,771
ΩScandinavian Tobacco
Group A/S 37,107 556,339
Schouw & Co. A/S 8,788 726,583
Solar A/S, Class B 3,253 151,287
SP Group A/S 3,196 146,310
Spar Nord Bank A/S 45,588 875,933
Sparekassen Sjaelland-Fyn
A/S 2,685 80,512
*Svitzer Group A/S 1,104 38,279
Sydbank A/S 51,257 2,432,300
Tivoli A/S 303 29,903
TORM PLC, Class A 29,125 757,595
*Trifork Group AG 786 10,766
Tryg A/S 125,387 2,947,620
UIE PLC 1,532 61,548
*Vestas Wind Systems A/S 159,785 3,002,677
*Zealand Pharma A/S 24,692 2,841,218
TOTAL DENMARK 144,389,341
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), Registered,
GDR 230,938 357,030
TOTAL EGYPT 357,030
FINLAND — (1.0%)
Aktia Bank OYJ 26,733 269,040
Alma Media OYJ 15,630 188,352
Anora Group OYJ 14,359 53,626
Aspo OYJ 10,321 63,196
Shares Value †
FINLAND — (Continued)
Atria OYJ 7,160 $ 89,392
*Cargotec OYJ, Class B 25,522 1,540,004
Citycon OYJ 21,403 82,674
Digia OYJ 1,095 7,703
Elisa OYJ 71,056 3,375,721
ΩEnento Group OYJ 5,279 106,484
#*Finnair OYJ 10,540 26,679
Fiskars OYJ Abp 13,847 230,305
Fortum OYJ 187,705 2,757,161
F-Secure OYJ 24,164 49,424
Gofore OYJ 3,040 73,598
Harvia OYJ 6,835 337,999
Huhtamaki OYJ 63,586 2,487,911
*Kalmar OYJ, Class B 25,522 793,138
Kamux Corp. 5,076 18,929
Kemira OYJ 91,435 1,937,674
Kesko OYJ, Class A 43,381 904,252
Kesko OYJ, Class B 161,404 3,445,853
*Kojamo OYJ 39,117 384,328
Kone OYJ, Class B 62,380 3,403,740
Konecranes OYJ 44,595 3,067,053
#Lassila & Tikanoja OYJ 11,870 111,469
*Lindex Group OYJ 58,580 165,035
Mandatum OYJ 153,597 707,696
Marimekko OYJ 20,169 279,836
Metsa Board OYJ 76,545 410,186
#Metsa Board OYJ 4,065 29,303
#Metso OYJ 267,892 2,532,019
Neste OYJ 59,951 955,457
Nokia OYJ 987,321 4,635,889
#Nokian Renkaat OYJ 61,386 508,090
Nordea Bank Abp 792,352 9,260,207
Olvi OYJ, Class A 6,636 213,969
#Oma Saastopankki OYJ 5,501 68,082
*Optomed Oy 3,636 14,902
Oriola OYJ, Class B 69,745 68,828
Orion OYJ, Class A 14,086 681,277
Orion OYJ, Class B 67,329 3,263,714
Outokumpu OYJ 430,062 1,537,020
Pihlajalinna OYJ 10,710 122,668
Ponsse OYJ 3,963 98,095
Puuilo OYJ 55,882 559,663
*QT Group OYJ 17,156 1,300,050
Raisio OYJ, Class V 76,093 191,655
*Rapala VMC OYJ 2,901 7,055
Revenio Group OYJ 8,671 277,702
Sampo OYJ, Class A 74,501 3,291,877
Sanoma OYJ 71,394 560,388
Scanfil OYJ 8,048 69,112
Stora Enso OYJ, Class R 217,387 2,411,976
Taaleri PLC 8,305 71,048
#Talenom OYJ 8,395 33,038
ΩTerveystalo OYJ 57,412 621,422
TietoEVRY OYJ 59,609 1,106,615
#Tokmanni Group Corp. 30,201 343,614
#UPM-Kymmene OYJ 76,629 2,240,361
Vaisala OYJ, Class A 12,207 591,724
#Valmet OYJ 85,881 2,191,988

152
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
FINLAND — (Continued)
Wartsila OYJ Abp 131,078 $ 2,491,750
#*WithSecure OYJ 40,556 33,682
*YIT OYJ 92,636 261,884
TOTAL FINLAND 70,014,582
FRANCE — (5.0%)
ABC arbitrage 5,372 28,606
Accor SA 65,590 2,966,507
Aeroports de Paris SA 7,708 910,456
#*Air France-KLM 9,524 93,347
Air Liquide SA 37,080 6,628,517
Airbus SE 63,320 9,635,039
AKWEL SADIR 7,581 76,542
*Alstom SA 94,160 2,050,623
Alten SA 16,103 1,358,364
ΩAmundi SA 23,716 1,712,189
Ω*Aramis Group SAS 9,232 63,343
Arkema SA 43,457 3,790,828
#Assystem SA 2,834 117,223
Aubay 3,005 146,807
AXA SA 157,313 5,895,544
*Axway Software SA 7,068 213,319
ΩAyvens SA 9,302 61,198
#*Bastide le Confort Medical 1,973 38,556
#Beneteau SACA 24,799 270,845
BioMerieux 11,001 1,224,178
BNP Paribas SA 106,775 7,273,975
Boiron SA 3,504 124,204
Bollore SE 243,283 1,514,725
#Bonduelle SCA 7,341 53,397
Bouygues SA 122,275 3,906,757
Bureau Veritas SA 128,210 4,042,100
Capgemini SE 27,229 4,706,123
Carrefour SA 324,533 5,121,090
#Catana Group 9,755 47,022
CBo Territoria 13,570 53,036
*Cegedim SA 3,847 48,656
Cie de Saint-Gobain SA 194,066 17,482,816
Cie des Alpes 13,269 216,370
Cie Generale des
Etablissements Michelin SCA 311,943 10,515,389
Coface SA 91,142 1,466,410
Credit Agricole SA 168,274 2,573,134
Danone SA 60,236 4,296,452
Dassault Aviation SA 5,151 1,036,228
Dassault Systemes SE 15,191 518,840
Derichebourg SA 54,876 309,795
Edenred SE 23,415 751,173
Eiffage SA 62,624 5,810,215
Ω*Elior Group SA 80,419 366,513
Elis SA 155,152 3,503,557
Engie SA 803,433 13,445,647
#Equasens 2,011 105,996
#Eramet SA 5,164 303,019
*EssilorLuxottica SA 16,963 3,966,768
Esso SA Francaise 2,291 257,178
Etablissements Maurel et
Prom SA 71,469 372,432
Eurazeo SE 11,263 855,323
Shares Value †
FRANCE — (Continued)
#*Euroapi SA 24,060 $ 93,303
Eurofins Scientific SE 55,786 2,736,276
ΩEuronext NV 28,706 3,160,088
*Exclusive Networks SA 15,829 406,418
Exel Industries SA, Class A 538 28,036
#Fnac Darty SA 6,894 192,350
Forvia SE 118,457 1,115,755
Gaztransport Et Technigaz SA 25,790 3,735,044
Getlink SE 130,608 2,209,862
GL Events SACA 6,535 136,502
Groupe Crit SA 2,025 160,486
Groupe SFPI 7,866 17,677
Guerbet 2,676 92,240
Hermes International SCA 2,980 6,709,861
*ID Logistics Group SACA 2,255 1,002,511
Imerys SA 18,650 600,940
Infotel SA 2,290 105,661
Interparfums SA 3,130 142,379
Ipsen SA 20,138 2,446,442
IPSOS SA 25,839 1,264,585
#Jacquet Metals SACA 7,139 122,922
*JCDecaux SE 42,483 799,286
Kaufman & Broad SA 9,312 343,219
Kering SA 8,590 2,134,188
ΩLa Francaise des Jeux
SAEM 65,983 2,805,196
Laurent-Perrier 1,114 121,546
Lectra 9,871 273,269
Legrand SA 43,459 4,887,964
Linedata Services 469 41,141
LISI SA 11,105 268,851
LNA Sante SA 1,983 51,991
L'Oreal SA 17,592 6,574,726
*Lumibird 1,673 12,678
LVMH Moet Hennessy Louis
Vuitton SE 35,602 23,569,497
Ω#Maisons du Monde SA 1,045 4,532
Manitou BF SA 5,978 112,536
Mersen SA 11,908 275,364
Metropole Television SA 17,139 215,096
*Nacon SA 896 583
Ω*Neoen SA 16,887 723,249
Neurones 914 46,240
Nexans SA 16,358 2,264,274
*Nexity SA 5,290 81,839
NRJ Group 11,750 95,417
Oeneo SA 10,234 109,772
Opmobility 24,578 239,614
Orange SA 1,020,896 11,188,615
Pernod Ricard SA 9,681 1,200,784
*Pierre Et Vacances SA 46,334 71,731
*Plastiques Du Val De Loire 774 1,050
*Pluxee NV 25,715 535,177
Publicis Groupe SA 68,789 7,297,783
Publicis Groupe SA, ADR 1,600 42,624
Quadient SA 24,291 424,053
Renault SA 84,754 3,855,340
Rexel SA 227,063 6,207,127

153
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
FRANCE — (Continued)
Robertet SA 224 $ 226,405
Rubis SCA 33,788 824,608
Safran SA 32,037 7,227,463
Sanofi SA 77,543 8,175,137
Sanofi SA, Sponsored ADR 4,981 263,395
Sartorius Stedim Biotech 3,526 701,671
Savencia SA 2,527 138,818
Schneider Electric SE 30,718 7,910,358
SCOR SE 112,185 2,405,417
SEB SA 16,963 1,775,285
Seche Environnement SACA 2,230 220,552
#SES SA 220,283 877,200
Societe BIC SA 14,816 1,079,299
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 126 14,774
Societe Generale SA 142,168 4,072,372
*Societe LDC SADIR 3,292 239,705
Sodexo SA 31,314 2,712,876
*SOITEC 6,462 508,269
Sopra Steria Group 9,583 1,828,980
SPIE SA 107,737 3,880,876
Stef SA 2,637 393,356
STMicroelectronics NV 44,824 1,217,792
STMicroelectronics NV,
Sponsored NVDR 171,722 4,660,535
Sword Group 3,556 137,822
*Synergie SE 6,848 226,752
Technip Energies NV 99,431 2,465,508
Teleperformance SE 33,965 3,573,089
Television Francaise 1 SA 30,672 252,906
TFF Group 1,910 61,793
Thales SA 18,906 3,040,814
Thermador Groupe 3,105 240,685
TotalEnergies SE 733,977 45,738,598
#TotalEnergies SE, Sponsored
ADR 9,460 591,818
Trigano SA 5,471 742,447
*Ubisoft Entertainment SA 63,042 933,198
Valeo SE 107,183 1,035,164
*Vallourec SACA 156,225 2,552,557
Veolia Environnement SA 75,956 2,405,398
#Veolia Environnement SA,
ADR 26,622 422,757
ΩVerallia SA 41,574 1,190,653
Vetoquinol SA 1,451 125,864
Vicat SACA 12,989 480,155
VIEL & Cie SA 14,478 168,968
Vinci SA 104,468 11,647,755
Virbac SACA 1,643 619,842
*Viridien 3,429 142,672
Vivendi SE 258,575 2,749,382
#*Voltalia SA, Registered 2,264 20,868
Vranken-Pommery Monopole
SA 954 14,241
Wavestone 3,361 177,882
Ω*Worldline SA 8,206 57,195
Shares Value †
FRANCE — (Continued)
Ω*X-Fab Silicon Foundries SE 45,042 $ 213,789
TOTAL FRANCE 369,067,776
GABON — (0.0%)
Totalenergies EP Gabon 361 62,119
TOTAL GABON 62,119
GERMANY — (4.9%)
1&1 AG 32,942 462,778
7C Solarparken AG 54,747 118,753
#Adesso SE 1,476 107,522
adidas AG 28,931 6,891,100
Adtran Networks SE 2,251 47,801
AIXTRON SE 23,008 363,938
All for One Group SE 1,024 56,474
Allgeier SE 2,678 40,994
Allianz SE, ADR 29,967 940,964
Allianz SE, Registered 39,361 12,366,681
AlzChem Group AG 4,537 257,115
Amadeus Fire AG 3,666 312,429
Atoss Software SE 5,356 704,745
ΩAumann AG 2,443 26,575
Aurubis AG 22,265 1,744,004
Ω*Auto1 Group SE 12,455 127,037
BASF SE 382,768 18,552,266
Bayer AG, Registered 549,797 14,799,771
Bayerische Motoren Werke AG 97,210 7,632,343
#*BayWa AG 10,175 111,569
Bechtle AG 55,505 1,889,717
ΩBefesa SA 16,693 387,101
Beiersdorf AG 5,425 730,314
Bertrandt AG 3,738 72,438
Bijou Brigitte AG 2,340 88,914
Bilfinger SE 17,169 822,001
*Borussia Dortmund GmbH &
Co. KGaA 48,408 179,209
Brenntag SE 69,453 4,512,021
ΩBrockhaus Technologies AG 446 12,589
CANCOM SE 5,563 148,329
#Carl Zeiss Meditec AG 422 26,389
*CECONOMY AG 133,938 430,412
CENIT AG 4,236 43,689
Cewe Stiftung & Co KGaA 4,125 442,455
Commerzbank AG 491,624 8,715,810
CompuGroup Medical SE &
Co KgaA 19,198 283,663
Continental AG 61,567 3,827,259
Ω*Covestro AG 92,720 5,858,479
CTS Eventim AG & Co. KGaA 40,446 4,235,126
Daimler Truck Holding AG 243,565 10,050,814
Dermapharm Holding SE 9,354 316,840
Deutsche Bank AG,
Registered 31,153 528,422
Deutsche Bank AG,
Registered Sponsored 481,336 8,153,832
Deutsche Boerse AG 43,655 10,128,077
#Deutsche Lufthansa AG,
Registered 211,299 1,459,418
Deutsche Post AG 274,776 11,016,575
Deutsche Telekom AG 895,360 27,042,281

154
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
Deutsche Wohnen SE 12,963 $ 329,314
Deutz AG 47,443 210,146
DMG Mori AG 519 25,186
*Dr. Hoenle AG 1,093 10,988
Draegerwerk AG & Co. KGaA 1,544 69,564
Duerr AG 28,937 669,775
ΩDWS Group GmbH & Co.
KGaA 25,841 1,104,213
E.ON SE 687,502 9,266,360
Eckert & Ziegler SE 5,831 248,278
EDAG Engineering Group AG 9,082 78,879
Elmos Semiconductor SE 5,908 352,129
*Encavis AG 61,143 1,155,007
Energiekontor AG 4,516 240,236
Evonik Industries AG 102,518 2,251,565
#*Evotec SE 39,698 305,565
Fabasoft AG 2,958 48,010
Fielmann Group AG 15,885 795,880
flatexDEGIRO AG 58,827 862,182
#*Fraport AG Frankfurt Airport
Services Worldwide 22,751 1,227,568
Freenet AG 91,452 2,710,469
Fresenius Medical Care AG 87,016 3,392,369
*Fresenius SE & Co. KGaA 79,357 2,887,871
Friedrich Vorwerk Group SE 4,557 148,171
FUCHS SE 14,519 519,374
GEA Group AG 92,370 4,540,732
Gerresheimer AG 41,321 3,476,650
Gesco SE 3,081 46,828
GFT Technologies SE 11,684 256,865
*Grand City Properties SA 27,482 362,803
H&R GmbH & Co. KGaA 7,950 31,848
Hamburger Hafen und Logistik
AG 16,763 292,999
Hannover Rueck SE 7,186 1,884,052
Ω#Hapag-Lloyd AG 7,908 1,389,101
Hawesko Holding SE 668 17,188
Heidelberg Materials AG 62,752 6,894,402
*Heidelberger Druckmaschinen
AG 180,750 187,989
Hella GmbH & Co. KGaA 7,315 689,323
Henkel AG & Co. KGaA 18,368 1,429,781
Hensoldt AG 34,594 1,173,276
*Highlight Communications AG 2,399 2,565
HOCHTIEF AG 12,867 1,570,117
Hornbach Holding AG & Co.
KGaA 6,442 562,296
HUGO BOSS AG 16,551 756,116
Indus Holding AG 11,482 254,917
Infineon Technologies AG 381,304 12,015,230
Infineon Technologies AG,
Sponsored ADR 32,157 1,017,769
Init Innovation in Traffic
Systems SE 2,006 82,974
ΩInstone Real Estate Group
SE 22,488 200,195
IVU Traffic Technologies AG 5,129 72,109
Jenoptik AG 34,711 810,203
ΩJOST Werke SE 8,780 412,735
Shares Value †
GERMANY — (Continued)
K+S AG, Registered 43,368 $ 524,733
KION Group AG 52,285 2,023,035
Kloeckner & Co. SE 15,668 79,947
#Knaus Tabbert AG 1,761 43,112
Knorr-Bremse AG 24,997 2,051,626
#*Koenig & Bauer AG 4,457 42,532
Kontron AG 23,111 388,148
Krones AG 11,410 1,481,513
KSB SE & Co. KGaA 38 26,815
KWS Saat SE & Co. KGaA 4,000 275,320
LANXESS AG 55,054 1,588,665
*LEG Immobilien SE 27,409 2,583,458
Leifheit AG 2,484 43,417
*Medios AG 9,151 149,816
Mercedes-Benz Group AG 217,619 13,159,534
Merck KGaA 6,835 1,127,900
METRO AG 53,295 249,664
MLP SE 49,801 323,316
MTU Aero Engines AG 11,164 3,644,532
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 28,558 14,578,032
#Mutares SE & Co. KGaA 17,565 469,107
#*Nagarro SE 4,308 418,822
Nemetschek SE 28,296 3,055,050
Nexus AG 3,879 202,770
#*Nordex SE 10,353 146,678
Norma Group SE 16,382 226,937
*Pentixapharm Holding AG 5,831 22,473
Pfeiffer Vacuum Technology
AG 1,907 318,417
#PNE AG 33,666 434,207
ProCredit Holding AG 8,839 77,728
ProSiebenSat.1 Media SE 90,568 555,535
*PSI Software SE 3,005 69,488
Puma SE 29,934 1,357,756
#*PVA TePla AG 12,119 152,621
PWO AG 1,010 30,702
*q.beyond AG 60,973 50,308
*QIAGEN NV 11,175 473,759
*QIAGEN NV, ADR 20,942 881,658
*R Stahl AG 845 16,238
Rational AG 2,927 2,859,919
Rheinmetall AG 21,079 10,828,873
#RTL Group SA 21,513 683,149
RWE AG 107,741 3,482,157
SAF-Holland SE 2,392 36,927
#Salzgitter AG 18,822 286,690
SAP SE 30,344 7,076,127
SAP SE, Sponsored ADR 645 150,698
Schloss Wachenheim AG 321 5,227
Secunet Security Networks AG 684 79,753
#*SGL Carbon SE 29,824 151,692
Siemens AG, Registered 67,887 13,148,311
*Siemens Energy AG 117,745 4,797,440
ΩSiemens Healthineers AG 28,769 1,498,246
Siltronic AG 15,899 899,282

155
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
Sixt SE 7,141 $ 562,839
#SMA Solar Technology AG 6,807 118,462
Stabilus SE 19,514 770,086
STRATEC SE 2,245 87,498
Stroeer SE & Co. KGaA 21,186 1,253,528
Suedzucker AG 50,200 601,129
*Surteco Group SE 3,313 65,461
SUSS MicroTec SE 10,572 631,260
Symrise AG 17,756 2,132,008
*TAG Immobilien AG 93,101 1,543,412
Takkt AG 16,965 165,394
Talanx AG 29,594 2,279,526
Ω*TeamViewer SE 58,593 845,076
Technotrans SE 1,979 34,698
#thyssenkrupp AG 269,824 938,266
*TUI AG 242,962 2,016,265
United Internet AG 61,182 1,246,077
Verbio SE 11,970 183,232
Volkswagen AG 7,635 758,435
*Vonovia SE 93,571 3,063,805
Vossloh AG 7,114 343,686
#Wacker Chemie AG 8,510 714,533
Wacker Neuson SE 15,357 236,079
Washtec AG 4,262 181,842
*Westwing Group SE 1,315 10,165
Wuestenrot &
Wuerttembergische AG 12,183 157,924
Ω*Zalando SE 50,744 1,521,587
Zeal Network SE 2,295 98,915
TOTAL GERMANY 358,298,243
GREECE — (0.1%)
Aegean Airlines SA 22,986 248,673
Alpha Services and Holdings
SA 659,166 987,200
Athens Water Supply &
Sewage Co. SA 9,863 61,998
Autohellas Tourist and Trading
SA 13,258 163,510
Avax SA 23,283 35,388
Bank of Greece 5,894 84,464
Ellaktor SA 42,711 82,166
#ElvalHalcor SA 34,777 65,695
Eurobank Ergasias Services
and Holdings SA 328,372 673,777
*<FF Group 3,954 –
Fourlis Holdings SA 19,598 78,404
GEK TERNA SA 22,240 417,705
Hellenic Exchanges - Athens
Stock Exchange SA 14,293 65,638
Hellenic Telecommunications
Organization SA 23,817 392,248
HELLENiQ ENERGY Holdings
S.A. 56,970 426,760
Holding Co. ADMIE IPTO SA 46,081 118,565
Ideal Holdings SA 8,412 55,525
*Intrakat Technical And Energy
Projects SA 8,708 46,324
JUMBO SA 26,811 713,128
Shares Value †
GREECE — (Continued)
Kri-Kri Milk Industry SA 5,826 $ 87,917
*LAMDA Development SA 20,043 161,021
Metlen Energy & Metals SA 11,891 413,876
Motor Oil Hellas Corinth
Refineries SA 45,107 961,776
National Bank of Greece SA 62,392 486,342
OPAP SA 20,375 346,843
Piraeus Financial Holdings SA 177,405 662,156
Piraeus Port Authority SA 3,714 111,487
Public Power Corp. SA 21,779 284,914
Quest Holdings SA 8,682 52,124
Sarantis SA 10,648 127,391
Terna Energy SA 17,930 385,420
Thrace Plastics Holding and
Co. 12,376 49,444
Titan Cement International SA 26,373 939,122
TOTAL GREECE 9,787,001
HONG KONG — (1.1%)
*Acme International Holdings,
Ltd. 97,500 23,452
AIA Group, Ltd. 1,570,800 12,415,834
Analogue Holdings, Ltd. 102,000 12,989
ASMPT, Ltd. 148,700 1,622,916
Associated International
Hotels, Ltd. 38,000 26,394
*Bank of East Asia, Ltd. (The) 525,283 652,009
Beijing Energy International
Holding Co., Ltd. 3,806,000 80,776
BOC Hong Kong Holdings, Ltd. 522,000 1,705,444
Bright Smart Securities &
Commodities Group, Ltd. 576,000 165,960
ΩBudweiser Brewing Co.
APAC, Ltd. 272,900 284,680
Build King Holdings, Ltd. 460,000 57,985
Cafe de Coral Holdings, Ltd. 272,000 291,439
#Cathay Pacific Airways, Ltd. 768,271 800,447
*Century City International
Holdings, Ltd. 196,000 4,790
Cheuk Nang Holdings, Ltd. 24,781 5,419
Chevalier International
Holdings, Ltd. 34,349 20,766
<China Com Rich Rene Ene
Invest 710,000 –
*China Energy Development
Holdings, Ltd. 3,368,000 27,726
*Chinese Estates Holdings,
Ltd. 256,000 41,490
Chow Sang Sang Holdings
International, Ltd. 253,000 208,273
CITIC Telecom International
Holdings, Ltd. 1,264,000 362,564
CK Asset Holdings, Ltd. 312,343 1,279,600
CK Hutchison Holdings, Ltd. 403,260 2,121,493
CK Infrastructure Holdings,
Ltd. 80,000 565,960
#*CK Life Sciences Int'l
Holdings, Inc. 906,000 53,024
CLP Holdings, Ltd. 112,000 951,533
*C-Mer Medical Holdings, Ltd. 250,000 73,639

156
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
HONG KONG — (Continued)
CN Logistics International
Holdings, Ltd. 51,000 $ 23,091
#*Cowell e Holdings, Inc. 157,000 486,687
ΩCrystal International Group,
Ltd. 386,000 212,006
*CSI Properties, Ltd. 1,240,000 14,036
Dah Sing Banking Group, Ltd. 209,596 197,345
Dah Sing Financial Holdings,
Ltd. 141,500 462,299
Dream International, Ltd. 74,000 45,879
Eagle Nice International
Holdings, Ltd. 118,000 62,382
#EC Healthcare 316,000 30,891
Emperor Entertainment Hotel,
Ltd. 139,671 6,198
Emperor International
Holdings, Ltd. 603,333 20,177
*Energy International
Investments Holdings, Ltd. 240,000 15,281
*Esprit Holdings, Ltd. 1,805,000 31,575
ΩESR Group, Ltd. 750,400 1,019,271
Fairwood Holdings, Ltd. 72,000 64,828
#*Far East Consortium
International, Ltd. 685,927 102,346
First Pacific Co., Ltd. 1,444,400 811,899
Ω#*FIT Hon Teng, Ltd. 1,045,000 356,201
Ω#*Fosun Tourism Group 175,200 81,353
FSE Lifestyle Services, Ltd. 65,000 48,493
Galaxy Entertainment Group,
Ltd. 109,000 484,404
Giordano International, Ltd. 698,000 153,527
Gold Peak Technology Group,
Ltd. 262,000 16,682
Golden Resources
Development International,
Ltd. 316,000 16,868
Great Eagle Holdings, Ltd. 128,611 189,581
*Greentech Technology
International, Ltd. 158,000 5,691
Guoco Group, Ltd. 3,000 28,362
#Guotai Junan International
Holdings, Ltd. 1,363,000 201,617
Hang Lung Group, Ltd. 388,000 508,057
*Hang Lung Properties, Ltd. 1,117,535 940,096
Hang Seng Bank, Ltd. 48,800 596,944
Hanison Construction
Holdings, Ltd. 215,208 11,488
*Harbour Centre Development,
Ltd. 21,000 14,208
Henderson Land Development
Co., Ltd. 235,486 758,763
HK Electric Investments & HK
Electric Investments, Ltd. 546,500 369,751
#HKBN, Ltd. 795,500 350,968
*HKR International, Ltd. 378,960 48,745
HKT Trust & HKT, Ltd. 2,321,000 2,883,935
Hon Kwok Land Investment
Co., Ltd. 20,000 3,421
Shares Value †
HONG KONG — (Continued)
Hong Kong & China Gas Co.,
Ltd. 1,456,765 $ 1,129,900
Hong Kong Exchanges &
Clearing, Ltd. 119,890 4,792,886
*Hong Kong Technology
Venture Co., Ltd. 184,670 34,443
*Hongkong & Shanghai Hotels,
Ltd. (The) 322,962 228,480
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 372,000 45,457
Hysan Development Co., Ltd. 175,000 284,524
IGG, Inc. 299,000 158,453
ΩImpro Precision Industries,
Ltd. 196,000 57,481
International Housewares
Retail Co., Ltd. 207,000 28,223
*ITC Properties Group, Ltd. 197,218 7,357
Jacobson Pharma Corp., Ltd. 30,000 2,470
Johnson Electric Holdings, Ltd. 386,681 585,910
K. Wah International Holdings,
Ltd. 345,000 79,877
Karrie International Holdings,
Ltd. 232,000 24,470
Kerry Logistics Network, Ltd. 337,750 316,706
Kerry Properties, Ltd. 336,000 710,517
Kowloon Development Co.,
Ltd. 190,941 96,522
KRP Development Holdings,
Ltd. 58,000 4,924
*Lai Sun Development Co.,
Ltd. 139,920 13,318
Liu Chong Hing Investment,
Ltd. 88,000 47,088
Luk Fook Holdings
International, Ltd. 194,000 371,810
*Magnificent Hotel Investment,
Ltd. 500,000 4,438
Man Wah Holdings, Ltd. 1,159,200 840,951
*MECOM Power and
Construction, Ltd. 769,500 19,202
*Melco International
Development, Ltd. 122,000 75,010
*Melco Resorts &
Entertainment, Ltd., Sponsored
ADR 11,953 80,324
MGM China Holdings, Ltd. 206,400 267,611
*<MH Development, Ltd. 34,000 –
Modern Dental Group, Ltd. 198,000 95,506
*Mongolian Mining Corp. 612,000 693,522
MTR Corp., Ltd. 71,585 260,580
*NagaCorp., Ltd. 686,423 281,654
Nameson Holdings, Ltd. 746,000 78,684
National Electronics Holdings 30,800 2,219
*New Focus Auto Tech
Holdings, Ltd. 6,096,000 37,637
#New World Development
Co., Ltd. 856,602 861,626
*<NewOcean Energy Holdings,
Ltd. 346,000 –

157
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
HONG KONG — (Continued)
#Nissin Foods Co., Ltd. 110,000 $ 63,529
Onewo, Inc., Class H 84,800 249,784
Oriental Watch Holdings 330,000 146,442
Pacific Basin Shipping, Ltd. 2,989,000 822,759
#Pacific Textiles Holdings, Ltd. 531,000 109,965
*Paliburg Holdings, Ltd. 156,000 15,451
Paradise Entertainment, Ltd. 132,000 15,281
PAX Global Technology, Ltd. 371,000 246,239
PC Partner Group, Ltd. 48,000 28,586
PCCW, Ltd. 2,806,954 1,541,687
Pentamaster International, Ltd. 318,000 27,814
Perfect Medical Health
Management, Ltd. 245,000 81,305
Pico Far East Holdings, Ltd. 534,000 126,384
Plover Bay Technologies, Ltd. 112,000 77,794
Power Assets Holdings, Ltd. 179,500 1,194,835
PRADA SpA 113,500 869,382
*Public Financial Holdings, Ltd. 174,000 37,153
*Regal Hotels International
Holdings, Ltd. 188,000 60,455
ΩRegina Miracle International
Holdings, Ltd. 170,000 50,293
Sa Sa International Holdings,
Ltd. 700,000 61,227
ΩSamsonite International SA 851,100 1,999,008
*Sands China, Ltd. 270,800 690,376
SAS Dragon Holdings, Ltd. 216,000 117,246
#*Shandong Hi-Speed
Holdings Group, Ltd. 212,000 153,252
Shangri-La Asia, Ltd. 685,166 492,653
*Shun Tak Holdings, Ltd. 778,000 67,048
SITC International Holdings
Co., Ltd. 1,121,000 3,172,206
*SJM Holdings, Ltd. 918,376 315,402
SmarTone
Telecommunications Holdings,
Ltd. 319,586 173,885
*Solomon Systech
International, Ltd. 646,000 47,363
Soundwill Holdings, Ltd. 40,500 27,818
*South China Holdings Co.,
Ltd. 1,160,000 5,968
Stella International Holdings,
Ltd. 357,500 670,450
Sun Hung Kai Properties, Ltd. 116,088 1,256,535
*SUNeVision Holdings, Ltd. 476,000 238,172
Swire Pacific, Ltd., Class A 125,500 1,054,927
Swire Pacific, Ltd., Class B 157,500 212,312
Swire Properties, Ltd. 107,200 218,415
Tai Hing Group Holdings, Ltd. 26,000 2,207
Tai Sang Land Development,
Ltd. 20,710 5,594
Tao Heung Holdings, Ltd. 144,000 9,261
Techtronic Industries Co., Ltd. 208,500 3,009,068
*Television Broadcasts, Ltd. 162,700 68,015
Texhong International Group,
Ltd. 239,500 130,002
Theme International Holdings,
Ltd. 2,710,000 135,946
Shares Value †
HONG KONG — (Continued)
*Tongda Group Holdings, Ltd. 3,960,000 $ 47,880
Town Health International
Medical Group, Ltd. 1,368,000 43,814
*Transport International
Holdings, Ltd. 165,496 177,962
Tycoon Group Holdings, Ltd. 92,000 45,441
United Laboratories
International Holdings, Ltd.
(The) 966,500 1,312,801
<Untrade CW Group Hold 210,000 –
<Untrade Huiyuan Juice 306,500 13,822
<Untrade.Fuguiniao, Class H 53,000 –
<Untrade.Gold Finance
Holding 62,000 –
<Untrade.Tech Pro 2,780,000 –
Value Partners Group, Ltd. 805,000 187,416
Vedan International Holdings,
Ltd. 152,000 9,678
Vesync Co., Ltd. 211,000 107,476
#Vitasoy International
Holdings, Ltd. 474,000 537,140
#Viva Goods Company, Ltd. 224,000 17,576
*Vobile Group, Ltd. 484,000 217,895
VSTECS Holdings, Ltd. 423,600 245,189
VTech Holdings, Ltd. 92,300 686,219
ΩWH Group, Ltd. 5,047,708 3,934,595
Wharf Real Estate Investment
Co., Ltd. 316,000 947,057
Wing Tai Properties, Ltd. 102,000 24,666
Wynn Macau, Ltd. 550,800 435,006
*Xingye Alloy Materials Group,
Ltd. 89,000 11,448
*Xinyi Glass Holdings, Ltd. 1,049,240 1,190,355
Yue Yuen Industrial Holdings,
Ltd. 380,500 800,702
*<Zensun Enterprises, Ltd. 105,000 1,675
#*Zhaobangji Lifestyle
Holdings, Ltd. 440,000 9,735
TOTAL HONG KONG 79,256,770
HUNGARY — (0.1%)
*4iG Nyrt 20,975 44,840
Magyar Telekom
Telecommunications PLC 182,914 558,341
*MASTERPLAST Nyrt 1,030 7,258
MOL Hungarian Oil & Gas PLC 172,706 1,195,801
#Opus Global Nyrt 106,523 148,417
OTP Bank Nyrt 34,903 1,733,605
Richter Gedeon Nyrt 27,412 790,097
TOTAL HUNGARY 4,478,359
INDIA — (6.5%)
360 ONE WAM, Ltd. 30,886 400,555
*3i Infotech, Ltd. 28,050 9,320
*Aarti Drugs, Ltd. 19,961 114,931
*Aarti Industries, Ltd. 50,949 309,561
Aarti Pharmalabs, Ltd. 9,361 71,199
*ABB India, Ltd. 6,072 536,492
ACC, Ltd. 28,047 773,970

158
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
*Action Construction
Equipment, Ltd. 13,202 $ 211,518
*Adani Energy Solutions, Ltd. 15,220 176,697
*Adani Enterprises, Ltd. 2,683 94,040
*Adani Green Energy, Ltd. 23,592 448,434
*Adani Ports & Special
Economic Zone, Ltd. 93,434 1,528,912
*Adani Power, Ltd. 132,211 931,918
Adani Total Gas, Ltd. 27,919 238,512
ADF Foods, Ltd. 21,335 75,814
*Aditya Birla Capital, Ltd. 43,867 106,023
*Aditya Birla Fashion and
Retail, Ltd. 94,182 345,147
Aditya Birla Real Estate, Ltd. 33,780 1,101,866
Advanced Enzyme
Technologies, Ltd. 15,554 87,522
Aegis Logistics, Ltd. 52,152 496,548
*AGI Greenpac, Ltd. 15,211 170,270
Agro Tech Foods, Ltd. 2,658 29,609
Ahluwalia Contracts India, Ltd. 14,045 176,811
AIA Engineering, Ltd. 11,856 538,577
*Ajanta Pharma, Ltd. 18,681 680,868
*Ajmera Realty & Infra India,
Ltd. 2,317 24,923
*Akzo Nobel India, Ltd. 3,717 194,602
*Alembic Pharmaceuticals, Ltd. 22,017 295,576
*Alembic, Ltd. 21,930 33,524
Alkem Laboratories, Ltd. 10,720 736,786
*Allcargo Gati, Ltd. 23,499 27,245
Allcargo Logistics, Ltd. 153,492 103,154
*Allcargo Terminals, Ltd. 38,373 19,231
*Allied Digital Services, Ltd. 8,120 26,551
Amara Raja Energy & Mobility,
Ltd. 77,526 1,282,108
Ambuja Cements, Ltd. 98,466 679,831
Amrutanjan Health Care, Ltd. 4,615 41,706
*Anant Raj, Ltd. 58,508 515,456
*Andhra Sugars, Ltd. (The) 42,805 53,222
Angel One, Ltd. 29,747 1,079,558
Anup Engineering, Ltd. (The) 4,014 166,200
*Apar Industries, Ltd. 10,475 1,253,512
Apcotex Industries, Ltd. 13,262 61,913
*APL Apollo Tubes, Ltd. 96,528 1,745,422
*Apollo Hospitals Enterprise,
Ltd. 25,855 2,159,353
Apollo Tyres, Ltd. 201,434 1,209,640
*Arvind Fashions, Ltd. 32,069 215,901
Arvind, Ltd. 146,737 648,645
*Asahi India Glass, Ltd. 31,183 278,245
*Ashapura Minechem, Ltd. 2,724 7,696
Ashiana Housing, Ltd. 23,482 87,060
Ashok Leyland, Ltd. 718,344 1,778,470
*Ashoka Buildcon, Ltd. 83,179 237,005
*Asian Granito India, Ltd. 17,983 14,754
Asian Paints, Ltd. 52,706 1,840,091
*Astec Lifesciences, Ltd. 3,485 45,045
Ω*Aster DM Healthcare, Ltd. 73,445 388,335
*Astra Microwave Products,
Ltd. 23,981 225,746
Shares Value †
INDIA — (Continued)
*Astral, Ltd. 25,616 $ 539,319
AstraZeneca Pharma India,
Ltd. 851 77,168
Atul, Ltd. 6,558 611,600
ΩAU Small Finance Bank, Ltd. 49,675 361,812
AurionPro Solutions, Ltd. 1,732 34,049
Aurobindo Pharma, Ltd. 139,282 2,313,188
*Automotive Axles, Ltd. 1,863 40,756
Avadh Sugar & Energy, Ltd. 1,538 11,420
Avanti Feeds, Ltd. 17,467 122,164
Ω*Avenue Supermarts, Ltd. 5,836 272,810
Axis Bank, Ltd. 649,694 8,959,285
Axis Bank, Ltd., GDR 809 55,821
*AXISCADES Technologies,
Ltd. 2,136 12,631
*Bajaj Auto, Ltd. 19,463 2,276,756
Bajaj Consumer Care, Ltd. 33,002 89,819
*Bajaj Finserv, Ltd. 87,283 1,817,309
*Bajaj Hindusthan Sugar, Ltd. 728,185 301,714
Bajaj Holdings & Investment,
Ltd. 687 83,740
Balaji Amines, Ltd. 3,172 80,324
Balkrishna Industries, Ltd. 30,170 1,018,072
Balmer Lawrie & Co., Ltd. 62,040 177,297
Balrampur Chini Mills, Ltd. 241,371 1,802,110
Banco Products India, Ltd. 24,295 210,095
ΩBandhan Bank, Ltd. 298,080 645,922
Bank of Baroda 319,673 954,082
Bank of India 245,131 316,857
Bank of Maharashtra 484,468 316,310
*Bannari Amman Sugars, Ltd. 1,452 60,580
BASF India, Ltd. 5,965 543,266
*Bata India, Ltd. 36,615 590,312
Bayer CropScience, Ltd. 3,536 278,631
BEML, Ltd. 9,982 483,340
Berger Paints India, Ltd. 64,375 410,965
*BF Utilities, Ltd. 9,426 95,413
Bhansali Engineering
Polymers, Ltd. 56,632 91,185
Bharat Dynamics, Ltd. 42,958 554,458
Bharat Electronics, Ltd. 2,731,078 9,253,405
Bharat Forge, Ltd. 83,099 1,393,594
*Bharat Heavy Electricals, Ltd. 459,445 1,305,890
Bharat Petroleum Corp., Ltd. 142,340 526,033
Bharat Rasayan, Ltd. 333 44,247
*Bharat Wire Ropes, Ltd. 6,857 19,412
Bharti Airtel, Ltd. 331,080 6,349,428
Biocon, Ltd. 87,580 329,234
Birla Corp., Ltd. 14,070 195,448
Birlasoft, Ltd. 316,202 2,068,623
*BL Kashyap & Sons, Ltd. 28,630 27,783
*Black Box, Ltd. 7,238 41,955
*Bliss Gvs Pharma, Ltd. 27,113 39,838
BLS International Services,
Ltd. 29,986 141,877
Blue Dart Express, Ltd. 2,623 254,006
Blue Star, Ltd. 25,470 566,747
Bombay Burmah Trading Co. 10,842 357,084

159
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Bombay Dyeing &
Manufacturing Co., Ltd. 87,270 $ 243,638
*Borosil Renewables, Ltd. 5,499 29,206
*Borosil Scientific, Ltd. 1,802 3,943
*Borosil, Ltd. 2,403 12,681
Bosch, Ltd. 700 292,380
Brigade Enterprises, Ltd. 42,939 601,959
*Brightcom Group, Ltd. 675,704 65,010
Britannia Industries, Ltd. 19,035 1,296,425
BSE, Ltd. 28,448 1,510,799
*Camlin Fine Sciences, Ltd. 18,059 22,480
Canara Bank 572,925 699,410
*Capacit'e Infraprojects, Ltd. 42,713 193,281
Caplin Point Laboratories, Ltd. 11,270 272,803
Carborundum Universal, Ltd. 43,530 713,859
Care Ratings, Ltd. 11,698 203,253
*Cartrade Tech, Ltd. 5,560 71,469
Castrol India, Ltd. 247,799 619,805
CCL Products India, Ltd. 44,521 359,059
*CE Info Systems, Ltd. 444 10,318
*Ceat, Ltd. 14,313 477,615
Central Depository Services
India, Ltd. 63,160 1,161,102
Century Enka, Ltd. 5,642 38,739
Century Plyboards India, Ltd. 22,626 228,463
Cera Sanitaryware, Ltd. 2,206 188,468
CESC, Ltd. 160,688 361,540
CG Power & Industrial
Solutions, Ltd. 201,078 1,684,453
*Chalet Hotels, Ltd. 2,291 23,728
Chambal Fertilisers and
Chemicals, Ltd. 112,471 646,847
*Chennai Petroleum Corp.,
Ltd. 32,064 243,932
*Choice International, Ltd. 11,028 68,212
*CIE Automotive India, Ltd. 58,234 344,059
Cigniti Technologies, Ltd. 12,873 216,565
Cipla, Ltd. 198,335 3,660,127
City Union Bank, Ltd. 279,450 584,050
CMS Info Systems, Ltd. 102,725 656,155
Coal India, Ltd. 180,335 969,486
ΩCochin Shipyard, Ltd. 56,427 1,004,713
Coforge, Ltd. 33,704 3,055,942
Colgate-Palmolive India, Ltd. 46,268 1,685,124
Computer Age Management
Services, Ltd. 29,332 1,550,106
Confidence Petroleum India,
Ltd. 110,796 102,579
Container Corp. Of India, Ltd. 82,663 832,762
*Control Print, Ltd. 1,314 11,297
Coromandel International, Ltd. 72,888 1,446,426
CRISIL, Ltd. 7,224 470,346
Crompton Greaves Consumer
Electricals, Ltd. 274,293 1,275,459
*CSB Bank, Ltd. 20,564 76,791
Cummins India, Ltd. 49,955 2,079,680
Cyient, Ltd. 31,519 688,115
Ω*D P Abhushan, Ltd. 995 21,013
Dabur India, Ltd. 75,381 484,095
Shares Value †
INDIA — (Continued)
Dalmia Bharat Sugar &
Industries, Ltd. 8,935 $ 48,773
Dalmia Bharat, Ltd. 32,864 716,482
*Datamatics Global Services,
Ltd. 6,332 43,710
DB Corp., Ltd. 53,560 205,995
DCB Bank, Ltd. 127,493 186,282
*DCM Shriram Industries, Ltd. 6,668 14,249
DCM Shriram, Ltd. 13,208 164,640
*DCW, Ltd. 77,422 92,130
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 37,088 551,978
Deepak Nitrite, Ltd. 59,163 1,854,898
*Delhivery, Ltd. 110,601 468,388
*Dhampur Sugar Mills, Ltd. 18,445 42,902
*Dhanlaxmi Bank, Ltd. 129,044 53,775
Dhanuka Agritech, Ltd. 4,570 85,404
Ω*Dilip Buildcon, Ltd. 36,081 215,535
*Dish TV India, Ltd. 654,442 100,478
*Dishman Carbogen Amcis,
Ltd. 17,376 40,248
Divi's Laboratories, Ltd. 6,228 436,228
Dixon Technologies India, Ltd. 17,711 2,961,780
DLF, Ltd. 108,659 1,059,437
*Dollar Industries, Ltd. 14,444 87,692
ΩDr. Lal PathLabs, Ltd. 14,354 531,407
*Dr. Reddy's Laboratories, Ltd. 62,250 943,305
Dr. Reddy's Laboratories, Ltd.,
Sponsored ADR 45,093 3,332,373
*Dredging Corp. of India, Ltd. 2,783 33,305
*Dwarikesh Sugar Industries,
Ltd. 90,308 67,554
Dynamatic Technologies, Ltd. 1,955 174,866
eClerx Services, Ltd. 10,628 367,876
Eicher Motors, Ltd. 27,734 1,614,393
EID Parry India, Ltd. 38,148 365,913
*EIH Associated Hotels 11,784 51,712
*EIH, Ltd. 64,567 279,849
Elecon Engineering Co., Ltd. 32,286 220,663
*Electrosteel Castings, Ltd. 340,742 667,656
Elgi Equipments, Ltd. 42,594 335,616
Emami, Ltd. 104,685 875,651
eMudhra, Ltd. 2,537 27,406
ΩEndurance Technologies,
Ltd. 14,945 422,056
Engineers India, Ltd. 180,818 418,766
Epigral, Ltd. 1,232 31,027
EPL, Ltd. 51,700 166,561
*Equinox India Developments,
Ltd. 315,835 414,446
ΩEquitas Small Finance Bank,
Ltd. 219,175 182,172
Ω*Eris Lifesciences, Ltd. 14,884 234,209
ESAB India, Ltd. 1,533 117,010
Escorts Kubota, Ltd. 29,909 1,332,111
Everest Kanto Cylinder, Ltd. 17,320 37,754
Exide Industries, Ltd. 219,750 1,190,268
*FDC, Ltd. 17,922 116,491
Federal Bank, Ltd. 1,261,147 3,058,294

160
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
*FIEM Industries, Ltd. 4,304 $ 79,089
Filatex India, Ltd. 105,104 75,635
*Fine Organic Industries, Ltd. 2,898 167,648
Finolex Cables, Ltd. 35,653 518,770
Finolex Industries, Ltd. 146,070 526,963
Firstsource Solutions, Ltd. 266,982 1,080,168
Force Motors, Ltd. 3,544 331,425
Fortis Healthcare, Ltd. 173,393 1,288,185
Gabriel India, Ltd. 54,318 293,888
GAIL India, Ltd. 1,254,006 2,982,517
*Galaxy Surfactants, Ltd. 4,087 142,514
Ganesh Housing Corp., Ltd. 1,373 17,528
*Garware Hi-Tech Films, Ltd. 1,173 57,002
*Garware Technical Fibres,
Ltd. 3,698 177,839
*Gateway Distriparks, Ltd. 49,792 52,074
GE Vernova T&D India, Ltd. 25,313 537,620
Geojit Financial Services, Ltd. 31,401 47,475
GHCL, Ltd. 53,691 380,975
Gillette India, Ltd. 2,772 328,190
GlaxoSmithKline
Pharmaceuticals, Ltd. 14,421 465,158
Glenmark Pharmaceuticals,
Ltd. 78,623 1,584,452
*Global Health, Ltd. 42,502 559,086
*Globus Spirits, Ltd. 12,770 160,342
*GMM Pfaudler, Ltd. 7,964 132,569
*GMR Airports Infrastructure,
Ltd. 616,425 581,484
*Go Fashion India, Ltd. 956 12,919
*Godawari Power and Ispat,
Ltd. 102,725 239,018
Godfrey Phillips India, Ltd. 7,592 598,173
Ω*Godrej Agrovet, Ltd. 7,982 67,663
Godrej Consumer Products,
Ltd. 62,770 957,866
*Godrej Industries, Ltd. 28,415 350,869
*Godrej Properties, Ltd. 22,898 783,098
*Gokaldas Exports, Ltd. 1,213 12,932
Goldiam International, Ltd. 5,066 21,334
Goodyear India, Ltd. 3,596 43,446
Granules India, Ltd. 169,642 1,149,154
*Graphite India, Ltd. 54,589 344,045
Grasim Industries, Ltd. 57,703 1,849,989
Gravita India, Ltd. 14,584 367,660
Great Eastern Shipping Co.,
Ltd. (The) 61,110 937,076
Greaves Cotton, Ltd. 41,968 92,869
*Greenlam Industries, Ltd. 17,325 107,264
Greenpanel Industries, Ltd. 27,966 129,476
Greenply Industries, Ltd. 31,249 129,216
Grindwell Norton, Ltd. 17,782 468,107
Gujarat Alkalies & Chemicals,
Ltd. 20,537 209,165
*Gujarat Ambuja Exports, Ltd. 64,160 101,750
Gujarat Fluorochemicals, Ltd. 16,192 829,586
Gujarat Gas, Ltd. 7,617 47,027
*Gujarat Industries Power Co.,
Ltd. 29,568 73,791
Shares Value †
INDIA — (Continued)
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 82,080 $ 610,234
Gujarat Pipavav Port, Ltd. 148,819 349,313
Gujarat State Petronet, Ltd. 160,214 741,373
Gulf Oil Lubricants India, Ltd. 2,148 30,225
*Hatsun Agro Product, Ltd. 24,932 322,583
*Havells India, Ltd. 39,660 772,765
HBL Power Systems, Ltd. 63,547 424,572
HCL Technologies, Ltd. 202,213 4,247,047
ΩHDFC Asset Management
Co., Ltd. 32,601 1,666,936
HDFC Bank, Ltd. 335,686 6,929,197
HDFC Bank, Ltd., Sponsored
ADR 17,344 1,093,192
ΩHDFC Life Insurance Co.,
Ltd. 40,846 349,822
*HealthCare Global
Enterprises, Ltd. 16,384 87,662
*HEG, Ltd. 45,440 233,614
HeidelbergCement India, Ltd. 12,106 33,341
Heritage Foods, Ltd. 27,686 173,535
Hero MotoCorp, Ltd. 50,604 3,002,764
*Heubach Colorants India, Ltd. 1,085 7,007
HFCL, Ltd. 455,741 659,550
*HG Infra Engineering, Ltd. 10,441 168,629
Himadri Speciality Chemical,
Ltd. 158,794 1,082,185
*Hindalco Industries, Ltd. 719,671 5,871,713
Hindustan Aeronautics, Ltd. 42,223 2,132,434
*Hindustan Construction Co.,
Ltd. 405,012 196,085
Hindustan Copper, Ltd. 104,065 364,101
*Hindustan Oil Exploration
Co., Ltd. 21,624 52,937
Hindustan Petroleum Corp.,
Ltd. 196,912 891,986
Hindustan Unilever, Ltd. 45,750 1,375,581
*Hindware Home Innovation,
Ltd. 11,858 42,377
Hitachi Energy India, Ltd. 982 161,385
HI-Tech Pipes, Ltd. 8,736 18,885
*HLV, Ltd. 69,635 15,693
Honda India Power Products,
Ltd. 1,550 69,139
Huhtamaki India, Ltd. 6,706 22,737
ICICI Bank, Ltd. 125,403 1,927,212
ICICI Bank, Ltd., Sponsored
ADR 371,395 11,294,122
ΩICICI Lombard General
Insurance Co., Ltd. 31,648 721,643
ΩICICI Prudential Life
Insurance Co., Ltd. 26,211 230,981
ΩICICI Securities, Ltd. 18,225 188,045
*ICRA, Ltd. 1,189 101,767
*IDFC First Bank, Ltd. 4,036,447 3,164,881
*IFB Industries, Ltd. 5,171 95,455
*Igarashi Motors India, Ltd. 4,877 42,091
IIFL Securities, Ltd. 75,939 343,904
*India Cements, Ltd. (The) 107,691 466,054

161
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
*India Glycols, Ltd. 6,683 $ 95,246
India Nippon Electricals, Ltd. 1,436 11,983
Indian Bank 107,028 754,219
ΩIndian Energy Exchange,
Ltd. 210,224 444,418
Indian Hotels Co, Ltd. (The) 213,142 1,715,301
Indian Oil Corp., Ltd. 293,187 497,279
Indian Railway Catering &
Tourism Corp., Ltd. 58,200 568,460
Indigo Paints, Ltd. 9,290 181,787
*Indo Count Industries, Ltd. 44,852 206,961
Indoco Remedies, Ltd. 18,301 67,557
Indraprastha Gas, Ltd. 51,594 257,797
*Indus Towers, Ltd. 310,227 1,256,422
IndusInd Bank, Ltd. 86,021 1,079,888
Infibeam Avenues, Ltd. 616,969 213,663
Info Edge India, Ltd. 13,526 1,196,941
Infosys, Ltd. 499,373 10,435,989
#Infosys, Ltd., Sponsored ADR 180,060 3,765,055
Ingersoll Rand India, Ltd. 3,935 201,188
*Inox Wind, Ltd. 221,220 588,789
Insecticides India, Ltd. 3,549 36,298
Intellect Design Arena, Ltd. 37,478 328,109
Ω*InterGlobe Aviation, Ltd. 24,188 1,165,730
IOL Chemicals and
Pharmaceuticals, Ltd. 29,932 142,708
*ION Exchange India, Ltd. 24,510 204,623
Ipca Laboratories, Ltd. 59,759 1,129,139
IRB Infrastructure Developers,
Ltd. 380,340 234,529
ΩIRCON International, Ltd. 152,397 394,448
*ISGEC Heavy Engineering,
Ltd. 5,023 80,468
ITC, Ltd. 527,670 3,067,387
ITD Cementation India, Ltd. 85,788 576,894
*J Kumar Infraprojects, Ltd. 28,069 264,830
Jai Corp., Ltd. 33,200 131,065
*Jain Irrigation Systems, Ltd. 68,753 52,616
*Jaiprakash Associates, Ltd. 610,590 53,154
*Jaiprakash Power Ventures,
Ltd. 1,038,741 224,830
*Jammu & Kashmir Bank, Ltd.
(The) 352,829 421,408
Jamna Auto Industries, Ltd. 85,661 114,271
JB Chemicals &
Pharmaceuticals, Ltd. 30,928 721,299
JBM Auto, Ltd. 12,103 232,816
Jindal Drilling & Industries, Ltd. 4,287 34,251
*Jindal Saw, Ltd. 285,526 1,074,718
Jindal Stainless, Ltd. 266,993 2,144,231
*Jindal Steel & Power, Ltd. 157,773 1,727,156
*JITF Infralogistics, Ltd. 6,858 66,034
JK Cement, Ltd. 23,434 1,204,582
JK Lakshmi Cement, Ltd. 35,293 340,060
JK Paper, Ltd. 116,372 638,490
JK Tyre & Industries, Ltd. 117,475 554,640
JSW Energy, Ltd. 170,604 1,377,939
JSW Steel, Ltd. 389,093 4,459,106
JTEKT India, Ltd. 35,401 72,957
Shares Value †
INDIA — (Continued)
*Jubilant Foodworks, Ltd. 179,810 $ 1,231,718
*Jubilant Ingrevia, Ltd. 28,466 242,644
*Jubilant Pharmova, Ltd. 7,831 112,851
Jupiter Wagons, Ltd. 34,000 208,542
*Jyothy Labs, Ltd. 75,115 463,717
*Jyoti Structures, Ltd. 349,540 151,021
Kajaria Ceramics, Ltd. 35,033 500,229
Kalpataru Projects
International, Ltd. 48,092 728,733
*Kalyani Steels, Ltd. 16,839 160,778
Kansai Nerolac Paints, Ltd. 10,021 33,977
Karnataka Bank, Ltd. (The) 174,880 451,372
Karur Vysya Bank, Ltd. (The) 371,958 999,629
Kaveri Seed Co., Ltd. 12,783 138,485
KCP, Ltd. (The) 32,972 84,522
KDDL, Ltd. 376 11,603
KEC International, Ltd. 61,953 725,654
KEI Industries, Ltd. 64,721 3,118,623
*Kennametal India, Ltd. 2,656 94,613
*Kesoram Industries, Ltd. 4,855 12,200
Kirloskar Brothers, Ltd. 13,299 305,492
Kirloskar Ferrous Industries,
Ltd. 16,771 124,985
*Kirloskar Oil Engines, Ltd. 35,562 485,071
Kirloskar Pneumatic Co., Ltd. 680 13,441
KNR Constructions, Ltd. 71,295 251,820
Kolte-Patil Developers, Ltd. 19,142 83,638
Kopran, Ltd. 6,984 23,850
Kotak Mahindra Bank, Ltd. 87,921 1,810,047
ΩKPI Green Energy, Ltd. 40,662 376,245
KPIT Technologies, Ltd. 155,164 2,570,958
KPR Mill, Ltd. 50,523 561,432
KRBL, Ltd. 27,868 96,775
Ω*Krishna Institute of Medical
Sciences, Ltd. 2,195 14,224
Krsnaa Diagnostics, Ltd. 3,731 41,791
*KSB, Ltd. 38,325 364,922
ΩL&T Technology Services,
Ltd. 7,193 423,083
LA Opala RG, Ltd. 13,388 54,588
Larsen & Toubro, Ltd. 118,001 5,083,293
ΩLaurus Labs, Ltd. 162,155 947,344
Laxmi Organic Industries, Ltd. 35,258 114,450
Ω*Lemon Tree Hotels, Ltd. 131,117 183,609
*LG Balakrishnan & Bros, Ltd. 14,194 222,322
*Linde India, Ltd. 2,120 192,991
*Lloyds Engineering Works,
Ltd. 173,607 153,402
LMW, Ltd. 828 163,991
LT Foods, Ltd. 85,935 398,779
ΩLTIMindtree, Ltd. 23,223 1,577,227
Lumax Auto Technologies, Ltd. 8,710 54,066
Lumax Industries, Ltd. 344 10,094
*Lupin, Ltd. 101,076 2,628,826
LUX Industries, Ltd. 1,156 26,920
*Mahanagar Gas, Ltd. 16,860 289,053
Maharashtra Seamless, Ltd. 34,202 254,564
*Mahindra & Mahindra, Ltd. 342,080 11,100,297

162
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Mahindra & Mahindra, Ltd.,
GDR 1,668 $ 54,710
*Mahindra Holidays & Resorts
India, Ltd. 35,467 159,733
*Mahindra Lifespace
Developers, Ltd. 31,462 185,192
*Maithan Alloys, Ltd. 2,484 30,423
*Man Industries India, Ltd. 19,821 75,478
Man Infraconstruction, Ltd. 93,433 217,298
*Mangalam Cement, Ltd. 8,373 83,236
Mangalore Refinery &
Petrochemicals, Ltd. 107,137 188,266
Marico, Ltd. 233,299 1,775,693
Marksans Pharma, Ltd. 115,487 397,815
Maruti Suzuki India, Ltd. 7,515 989,930
Mastek, Ltd. 7,005 240,667
Ω*Matrimony.com, Ltd. 996 9,499
*Max Estates, Ltd. 6,426 43,576
*Max Financial Services, Ltd. 3,324 50,718
Max Healthcare Institute, Ltd. 78,730 952,779
Mayur Uniquoters, Ltd. 7,570 55,420
Mazagon Dock Shipbuilders,
Ltd. 5,464 265,099
ΩMetropolis Healthcare, Ltd. 14,302 365,041
Minda Corp., Ltd. 45,719 279,443
ΩMishra Dhatu Nigam, Ltd. 16,806 66,635
MM Forgings, Ltd. 5,878 34,075
MOIL, Ltd. 68,037 266,650
Monte Carlo Fashions, Ltd. 8,944 82,897
*Morepen Laboratories, Ltd. 287,683 273,292
Motherson Sumi Wiring India,
Ltd. 451,823 337,445
Mphasis, Ltd. 41,356 1,416,244
MPS, Ltd. 622 15,873
MRF, Ltd. 787 1,146,760
Mrs Bectors Food Specialities,
Ltd. 10,500 236,089
MSTC, Ltd. 19,293 152,499
*Mukand, Ltd. 11,875 20,434
Narayana Hrudayalaya, Ltd. 36,260 548,862
Natco Pharma, Ltd. 49,743 829,945
National Aluminium Co., Ltd. 866,323 2,342,030
National Fertilizers, Ltd. 52,206 69,121
*Nava, Ltd. 40,929 468,351
Navin Fluorine International,
Ltd. 8,714 345,078
Ω*Navkar Corp., Ltd. 17,493 28,181
*Navneet Education, Ltd. 48,370 82,915
*Nazara Technologies, Ltd. 18,180 203,861
*NCC, Ltd. 325,773 1,157,632
NCL Industries, Ltd. 18,393 45,039
NELCO, Ltd. 4,568 49,852
*NESCO, Ltd. 11,555 136,127
Nestle India, Ltd. 67,130 1,806,619
Neuland Laboratories, Ltd. 2,629 456,683
*Newgen Software
Technologies, Ltd. 25,954 396,241
*NHPC, Ltd. 585,691 575,339
NIIT, Ltd. 89,896 165,752
Shares Value †
INDIA — (Continued)
Nilkamal, Ltd. 2,668 $ 61,758
ΩNippon Life India Asset
Management, Ltd. 64,782 545,614
NLC India, Ltd. 76,475 234,192
*NMDC Steel, Ltd. 274,958 155,290
NMDC, Ltd. 444,731 1,173,467
NOCIL, Ltd. 48,009 164,376
Novartis India, Ltd. 4,345 55,151
NRB Bearings, Ltd. 27,715 85,021
NTPC, Ltd. 452,526 2,196,536
Nucleus Software Exports, Ltd. 3,075 43,587
Oberoi Realty, Ltd. 64,509 1,508,883
*OCCL, Ltd. 5,030 5,363
*Odigma Consultancy
Solutions, Ltd. 6,932 10,492
Oil & Natural Gas Corp., Ltd. 255,909 810,004
Oil India, Ltd. 124,054 695,981
*One 97 Communications, Ltd. 31,450 283,844
Oracle Financial Services
Software, Ltd. 8,946 1,158,223
*Orchid Pharma, Ltd. 2,118 36,721
Orient Cement, Ltd. 65,287 270,003
*Orient Green Power Co., Ltd. 138,435 31,330
Orient Paper & Industries, Ltd. 112,110 56,237
*Oriental Hotels, Ltd. 9,810 21,232
*Page Industries, Ltd. 2,402 1,233,013
Panama Petrochem, Ltd. 13,480 61,071
Ω*Parag Milk Foods, Ltd. 22,437 55,234
Patanjali Foods, Ltd. 9,738 207,676
*Patel Engineering, Ltd. 443,959 272,227
*PB Fintech, Ltd. 3,189 64,517
*PC Jeweller, Ltd. 178,613 332,028
PCBL, Ltd. 115,528 564,613
*Peninsula Land, Ltd. 86,534 50,097
Persistent Systems, Ltd. 46,342 2,960,917
Petronet LNG, Ltd. 494,322 1,957,624
*Pfizer, Ltd. 1,752 106,219
PG Electroplast, Ltd. 23,295 176,473
*Phoenix Mills, Ltd. (The) 67,540 1,222,626
PI Industries, Ltd. 23,628 1,261,256
Pidilite Industries, Ltd. 20,076 751,087
Piramal Pharma, Ltd. 194,353 620,529
Pitti Engineering, Ltd. 8,268 128,785
PNC Infratech, Ltd. 46,756 176,907
Poly Medicure, Ltd. 4,471 152,831
Polycab India, Ltd. 11,844 912,799
Polyplex Corp., Ltd. 2,027 27,684
Power Grid Corp. of India, Ltd. 514,879 1,964,330
Power Mech Projects, Ltd. 6,278 220,583
Praj Industries, Ltd. 83,630 735,289
Prakash Industries, Ltd. 98,167 194,767
ΩPrataap Snacks, Ltd. 4,820 61,059
Precision Wires India, Ltd. 27,191 62,013
Prestige Estates Projects, Ltd. 108,891 2,119,189
*Pricol, Ltd. 72,888 418,113
*Prime Focus, Ltd. 13,953 22,264
Prince Pipes & Fittings, Ltd. 17,117 96,307
*Prism Johnson, Ltd. 45,016 103,233

163
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Procter & Gamble Health, Ltd. 3,281 $ 204,163
Procter & Gamble Hygiene &
Health Care, Ltd. 1,186 226,995
*PSP Projects, Ltd. 6,820 48,806
Punjab National Bank 482,128 561,332
*Puravankara, Ltd. 18,870 94,006
ΩQuess Corp., Ltd. 7,190 61,822
*Radico Khaitan, Ltd. 34,668 980,840
Rain Industries, Ltd. 109,141 209,712
Rallis India, Ltd. 32,411 130,687
*Ramco Cements, Ltd. (The) 57,589 607,180
Ramkrishna Forgings, Ltd. 82,598 904,552
*Ramky Infrastructure, Ltd. 9,222 68,968
Rane Holdings, Ltd. 2,928 65,083
Rashtriya Chemicals &
Fertilizers, Ltd. 95,234 182,786
Ratnamani Metals & Tubes,
Ltd. 8,817 385,867
*RattanIndia Power, Ltd. 1,537,764 263,163
*Raymond Lifestyle, Ltd. 38,568 1,013,917
Raymond, Ltd. 48,210 937,898
Ω*RBL Bank, Ltd. 863,392 1,742,982
Redington, Ltd. 891,446 2,061,581
*Redtape, Ltd. 1,534 17,648
Relaxo Footwears, Ltd. 4,141 38,014
*Reliance Industrial
Infrastructure, Ltd. 5,705 75,894
Reliance Industries, Ltd. 658,156 10,426,160
ΩReliance Industries, Ltd.,
GDR 21,231 1,329,061
*Reliance Infrastructure, Ltd. 62,087 207,114
*Reliance Power, Ltd. 2,470,090 1,255,222
*Religare Enterprises, Ltd. 38,577 113,089
Rico Auto Industries, Ltd. 64,014 73,228
RITES, Ltd. 45,132 161,369
Route Mobile, Ltd. 926 16,777
*RPSG Ventures, Ltd. 2,132 25,946
*RSWM, Ltd. 11,104 25,266
Safari Industries India, Ltd. 2,883 75,683
Sagar Cements, Ltd. 15,512 41,369
Ω*Salasar Techno
Engineering, Ltd. 286,134 60,707
Samvardhana Motherson
International, Ltd. 839,697 1,806,992
Sandhar Technologies, Ltd. 3,283 19,094
Sangam India, Ltd. 3,209 14,994
*Sanghvi Movers, Ltd. 18,034 86,807
*Sanofi Consumer Healthcare
India, Ltd. 3,912 229,113
Sanofi India, Ltd. 3,912 316,096
ΩSansera Engineering, Ltd. 1,593 28,801
*Sapphire Foods India, Ltd. 55,495 211,853
*Sarda Energy & Minerals, Ltd. 58,760 317,398
Saregama India, Ltd. 16,294 104,310
Sasken Technologies, Ltd. 3,582 71,537
Savita Oil Technologies, Ltd. 12,300 78,230
SBI Cards & Payment
Services, Ltd. 61,699 505,119
ΩSBI Life Insurance Co., Ltd. 49,078 946,788
Shares Value †
INDIA — (Continued)
Schaeffler India, Ltd. 11,105 $ 453,768
*Schneider Electric
Infrastructure, Ltd. 29,637 274,795
*SEPC, Ltd. 173,814 54,096
Seshasayee Paper & Boards,
Ltd. 8,475 31,154
ΩSH Kelkar & Co., Ltd. 20,439 70,442
Shakti Pumps India, Ltd. 5,456 291,606
*Shalby, Ltd. 11,732 32,955
Shankara Building Products,
Ltd. 4,888 28,597
*Sharda Cropchem, Ltd. 13,188 118,429
Sharda Motor Industries, Ltd. 6,596 174,685
*Sheela Foam, Ltd. 2,833 28,037
*Shilpa Medicare, Ltd. 19,256 193,313
Shipping Corp. of India, Ltd. 136,870 352,242
Shivalik Bimetal Controls, Ltd. 3,581 28,088
*Shoppers Stop, Ltd. 15,065 120,531
Shree Cement, Ltd. 2,189 652,698
*Shree Renuka Sugars, Ltd. 161,264 82,429
Shriram Pistons & Rings, Ltd. 4,671 119,999
Siemens, Ltd. 7,037 583,832
*SIS, Ltd. 19,205 91,815
Siyaram Silk Mills, Ltd. 11,799 76,973
SJS Enterprises, Ltd. 1,606 23,173
SJVN, Ltd. 268,721 362,178
*SKF India, Ltd. 10,407 638,471
Skipper, Ltd. 3,316 21,368
*Sobha, Ltd. 18,481 349,108
Solar Industries India, Ltd. 9,488 1,154,318
Somany Ceramics, Ltd. 6,356 48,993
ΩSona Blw Precision Forgings,
Ltd. 49,226 401,424
Sonata Software, Ltd. 105,544 768,175
South Indian Bank, Ltd. (The) 1,998,206 582,212
SRF, Ltd. 96,925 2,585,646
*Star Cement, Ltd. 63,523 152,246
State Bank of India 223,758 2,182,596
State Bank of India, GDR 6,235 602,301
Steel Authority of India, Ltd. 477,483 657,285
*Sterlite Technologies, Ltd. 30,369 42,758
Strides Pharma Science, Ltd. 38,772 717,238
Stylam Industries, Ltd. 719 19,497
*Subex, Ltd. 337,392 96,780
Subros, Ltd. 15,233 114,601
Sudarshan Chemical
Industries, Ltd. 11,550 143,760
Sumitomo Chemical India, Ltd. 12,651 86,255
Sun Pharmaceutical Industries,
Ltd. 154,710 3,401,785
Sun TV Network, Ltd. 53,803 481,299
*Sundaram-Clayton, Ltd. 2,010 53,914
Sundram Fasteners, Ltd. 38,565 616,912
Sunteck Realty, Ltd. 38,289 251,651
Suprajit Engineering, Ltd. 31,451 192,309
Supreme Industries, Ltd. 23,611 1,205,944
Supreme Petrochem, Ltd. 25,876 232,060
Surya Roshni, Ltd. 21,562 173,511
*Suven Pharmaceuticals, Ltd. 41,700 651,340

164
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
*Suzlon Energy, Ltd. 1,563,138 $ 1,244,580
Swan Energy, Ltd. 35,902 213,398
*Swaraj Engines, Ltd. 3,098 109,048
Symphony, Ltd. 2,116 39,118
ΩSyngene International, Ltd. 111,573 1,141,455
*TAJGVK Hotels & Resorts,
Ltd. 3,871 13,891
Tamil Nadu Newsprint &
Papers, Ltd. 7,444 15,769
Tanla Platforms, Ltd. 50,810 454,525
*TARC, Ltd. 42,378 120,275
Tata Chemicals, Ltd. 112,475 1,536,785
Tata Communications, Ltd. 28,022 591,408
Tata Consultancy Services,
Ltd. 115,451 5,448,709
*Tata Consumer Products, Ltd. 114,149 1,360,984
Tata Elxsi, Ltd. 11,561 965,433
Tata Motors, Ltd. 799,540 7,930,623
Tata Power Co., Ltd. (The) 307,543 1,609,470
Tata Steel, Ltd. 4,623,427 8,168,474
TCI Express, Ltd. 2,486 28,792
TD Power Systems, Ltd. 49,312 242,055
Tech Mahindra, Ltd. 184,125 3,522,487
Techno Electric & Engineering
Co., Ltd. 23,038 428,629
Ω*Tejas Networks, Ltd. 21,073 336,283
Texmaco Rail & Engineering,
Ltd. 123,325 325,992
Thermax, Ltd. 7,625 446,643
Thirumalai Chemicals, Ltd. 7,320 26,534
Thomas Cook India, Ltd. 92,240 213,799
Tilaknagar Industries, Ltd. 32,873 113,393
Time Technoplast, Ltd. 117,403 590,881
Timken India, Ltd. 6,851 276,101
Titagarh Rail System, Ltd. 31,682 460,293
Titan Co., Ltd. 73,166 2,842,759
Torrent Pharmaceuticals, Ltd. 25,126 956,991
*Torrent Power, Ltd. 50,970 1,104,278
*TransIndia Real Estate, Ltd. 38,373 18,236
Transport Corp. of India, Ltd. 18,521 237,850
Trent, Ltd. 38,713 3,281,866
*Trident, Ltd. 645,663 265,909
Triveni Engineering &
Industries, Ltd. 34,418 169,826
Triveni Turbine, Ltd. 37,831 311,291
TTK Prestige, Ltd. 11,202 115,089
Tube Investments of India, Ltd. 59,617 3,177,695
TVS Holdings, Ltd. 2,147 313,010
TVS Motor Co., Ltd. 89,520 2,654,846
*TVS Srichakra, Ltd. 2,064 94,064
Uflex, Ltd. 19,544 135,552
Ugar Sugar Works, Ltd. 16,135 15,278
Ω*Ujjivan Small Finance Bank,
Ltd. 386,593 175,122
UltraTech Cement, Ltd. 26,930 3,543,956
*Unichem Laboratories, Ltd. 10,202 100,902
Union Bank of India, Ltd. 489,015 681,418
*United Breweries, Ltd. 9,681 221,231
United Spirits, Ltd. 53,019 913,703
Shares Value †
INDIA — (Continued)
UNO Minda, Ltd. 66,718 $ 780,197
*UPL, Ltd. 263,169 1,732,786
*Usha Martin, Ltd. 95,080 480,453
*V2 Retail, Ltd. 5,388 72,112
*VA Tech Wabag, Ltd. 21,924 463,569
Vaibhav Global, Ltd. 18,881 66,409
*Valor Estate, Ltd. 111,082 216,665
Vardhman Textiles, Ltd. 61,130 341,650
Ω*Varroc Engineering, Ltd. 19,585 120,872
*Varun Beverages, Ltd. 371,790 2,642,970
*Vascon Engineers, Ltd. 117,538 77,370
Vedanta, Ltd. 354,646 1,957,198
Veedol Corporation, Ltd. 3,518 81,141
Vesuvius India, Ltd. 4,919 308,395
*V-Guard Industries, Ltd. 74,966 387,551
Vimta Labs, Ltd. 7,179 47,469
*Vinati Organics, Ltd. 8,159 191,491
*Vindhya Telelinks, Ltd. 3,334 79,313
VIP Industries, Ltd. 17,506 99,484
*VL E-Governance & IT
Solutions, Ltd. 18,368 32,421
*Vodafone Idea, Ltd. 2,531,501 244,461
*Voltamp Transformers, Ltd. 2,690 371,154
Voltas, Ltd. 35,059 687,744
*VRL Logistics, Ltd. 15,519 103,096
*VST Industries, Ltd. 21,736 89,375
*VST Tillers Tractors, Ltd. 1,815 96,404
Welspun Corp., Ltd. 68,633 594,087
*Welspun Enterprises, Ltd. 44,942 266,008
Welspun Living, Ltd. 162,800 294,695
West Coast Paper Mills, Ltd. 21,076 142,543
*Westlife Foodworld, Ltd. 20,843 188,436
Wipro, Ltd. 127,720 838,138
#Wipro, Ltd., Sponsored ADR 27,302 176,917
*Wockhardt, Ltd. 81,770 1,175,065
Wonderla Holidays, Ltd. 9,871 102,230
*Yes Bank, Ltd. 4,542,554 1,102,060
*Zee Entertainment
Enterprises, Ltd. 265,835 386,172
*Zee Media Corp., Ltd. 276,233 63,501
Zen Technologies, Ltd. 3,480 77,986
Zensar Technologies, Ltd. 66,700 558,277
*Zomato, Ltd. 341,115 980,714
Zydus Lifesciences, Ltd. 105,843 1,260,317
Zydus Wellness, Ltd. 3,807 88,207
TOTAL INDIA 480,561,973
INDONESIA — (0.5%)
ABM Investama TBK PT 150,900 38,266
*Adaro Minerals Indonesia
TBK PT 527,300 47,035
*Adhi Karya Persero TBK PT 959,400 17,605
Adi Sarana Armada TBK PT 1,301,000 64,242
*Agung Semesta Sejahtera
TBK PT 358,500 251
AKR Corporindo TBK PT 6,670,600 573,769
*Alam Sutera Realty TBK PT 6,898,100 91,418
*Allo Bank Indonesia TBK PT 380,100 23,734
Aneka Tambang TBK 4,375,320 446,034

165
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDONESIA — (Continued)
*<Armidian Karyatama TBK PT 230,900 $ –
Arwana Citramulia TBK PT 1,742,000 84,908
Aspirasi Hidup Indonesia TBK
PT 3,617,600 207,444
Astra Agro Lestari TBK PT 346,688 149,653
Astra International TBK PT 4,593,500 1,492,631
Astra Otoparts TBK PT 635,100 101,567
Avia Avian TBK PT 3,061,400 93,237
Bank Amar Indonesia TBK PT 2,783,100 37,947
Bank BTPN Syariah TBK PT 1,574,000 106,805
*Bank Capital Indonesia TBK
PT 633,700 5,370
Bank Central Asia TBK PT 5,422,200 3,541,099
*Bank China Construction
Bank Indonesia TBK PT 1,768,600 9,578
Bank Mandiri Persero TBK PT 9,073,836 3,873,508
*Bank Mayapada International
TBK PT 196,578 2,780
Bank Maybank Indonesia TBK
PT 4,532,400 65,842
*Bank Nationalnobu TBK PT 576,000 24,956
Bank Negara Indonesia
Persero TBK PT 2,999,440 1,003,317
*Bank Neo Commerce TBK PT 4,414,300 74,814
Bank OCBC Nisp TBK PT 1,967,500 171,741
*Bank Pan Indonesia TBK PT 1,790,900 216,802
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 1,639,681 102,382
Bank Pembangunan Daerah
Jawa Timur TBK PT 3,083,500 110,020
Bank Rakyat Indonesia
Persero TBK PT 7,325,693 2,240,416
Bank Syariah Indonesia TBK
PT 4,174,037 805,819
Bank Tabungan Negara
Persero TBK PT 3,740,085 334,808
Barito Pacific TBK PT 6,897,029 437,244
*Bintang Oto Global TBK PT 247,300 8,981
BISI International TBK PT 718,200 61,776
Blue Bird TBK PT 430,800 57,641
*Buana Lintas Lautan TBK PT 7,812,000 64,706
Bukit Asam TBK PT 2,461,600 464,246
*Bumi Resources Minerals
TBK PT 29,196,800 684,576
*Bumi Resources TBK PT 18,022,300 159,611
*Bumi Serpong Damai TBK PT 2,338,300 181,760
*Capital Financial Indonesia
TBK PT 183,000 6,471
*Cemindo Gemilang PT 1,130,200 69,490
Chandra Asri Pacific TBK PT 119,500 66,622
Charoen Pokphand Indonesia
TBK PT 1,101,700 368,520
ΩCikarang Listrindo TBK PT 440,700 19,515
Ciputra Development TBK PT 6,820,572 582,324
Cisarua Mountain Dairy TBK
PT 34,100 12,384
*Citra Marga Nusaphala
Persada TBK PT 775,750 70,927
Shares Value †
INDONESIA — (Continued)
Dayamitra Telekomunikasi PT 3,026,400 $ 121,480
Delta Dunia Makmur TBK PT 2,215,100 94,560
Dharma Satya Nusantara TBK
PT 2,667,800 186,975
Elang Mahkota Teknologi TBK
PT 6,072,400 197,319
Elnusa TBK PT 1,801,900 54,878
Erajaya Swasembada TBK PT 6,013,000 172,402
ESSA Industries Indonesia
TBK PT 4,471,800 280,645
Gajah Tunggal TBK PT 1,261,600 106,909
Garudafood Putra Putri Jaya
TBK PT 5,336,700 152,331
*Gudang Garam TBK PT 254,500 228,231
*Harum Energy TBK PT 1,976,200 152,354
Hexindo Adiperkasa TBK PT 103,600 36,635
Impack Pratama Industri TBK
PT 2,840,800 60,454
Indah Kiat Pulp & Paper TBK
PT 1,264,400 650,528
Indika Energy TBK PT 1,356,100 134,357
Indo Tambangraya Megah
TBK PT 376,000 600,714
Indocement Tunggal Prakarsa
TBK PT 562,900 258,227
Indofood CBP Sukses Makmur
TBK PT 243,000 190,824
Indofood Sukses Makmur TBK
PT 2,536,500 1,228,251
Indomobil Sukses
Internasional TBK PT 850,200 68,525
Indosat TBK PT 1,970,600 313,890
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 4,797,897 186,475
*<Inti Agri Resources TBK PT 473,600 –
*Intiland Development TBK PT 2,598,900 30,634
Japfa Comfeed Indonesia TBK
PT 2,657,900 309,905
Jasa Marga Persero TBK PT 792,326 244,841
Jaya Real Property TBK PT 932,000 39,192
Kalbe Farma TBK PT 4,295,800 442,034
*Kawasan Industri Jababeka
TBK PT 10,182,900 125,867
*Krakatau Steel Persero TBK
PT 933,737 8,626
*Lippo Karawaci TBK PT 13,784,095 108,024
Map Aktif Adiperkasa PT 4,675,200 323,198
Matahari Department Store
TBK PT 496,000 48,510
Mayora Indah TBK PT 1,394,925 231,080
MD Entertainment TBK PT 602,100 121,226
Medco Energi Internasional
TBK PT 5,936,832 484,176
*Media Nusantara Citra TBK
PT 5,625,500 118,281
Medikaloka Hermina TBK PT 3,467,400 331,386
*Merdeka Copper Gold TBK
PT 953,327 146,993

166
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDONESIA — (Continued)
*Metro Healthcare Indonesia
TBK PT 4,008,400 $ 33,456
Metrodata Electronics TBK PT 3,792,500 153,440
Metropolitan Kentjana TBK PT 12,400 20,542
Mitra Adiperkasa TBK PT 5,160,600 519,513
Mitra Keluarga Karyasehat
TBK PT 2,184,700 377,224
*MNC Digital Entertainment
TBK PT 712,500 59,016
Mulia Industrindo TBK PT 1,019,500 21,825
Nippon Indosari Corpindo TBK
PT 359,400 22,556
*Omni Inovasi Indonesia TBK
PT 784,500 700
Pabrik Kertas Tjiwi Kimia TBK
PT 871,600 410,949
*Pacific Strategic Financial
TBK PT 719,700 49,753
Pakuwon Jati TBK PT 12,656,000 385,446
*Panin Financial TBK PT 6,192,300 187,801
*Paninvest TBK PT 919,000 66,751
Pantai Indah Kapuk Dua TBK
PT 67,500 69,242
Perusahaan Gas Negara TBK
PT 4,337,500 432,506
*Petrindo Jaya Kreasi TBK PT 111,500 53,992
*<Pool Advista Indonesia TBK
PT 91,300 55
*PP Persero TBK PT 1,612,400 45,819
Prodia Widyahusada TBK PT 242,400 46,179
Puradelta Lestari TBK PT 4,625,200 48,624
*<Rimo International Lestari
TBK PT 3,756,500 –
Rukun Raharja TBK PT 472,700 54,363
Salim Ivomas Pratama TBK PT 1,950,400 52,690
Samudera Indonesia TBK PT 6,262,800 135,671
*Sarana Meditama
Metropolitan TBK PT 1,483,100 27,592
Sarana Menara Nusantara
TBK PT 10,566,900 538,612
Sariguna Primatirta TBK PT 1,514,600 124,488
*Sawit Sumbermas Sarana
TBK PT 1,544,500 116,612
*<Sekawan Intipratama TBK
PT 1,471,800 –
Selamat Sempurna TBK PT 1,389,100 170,816
Semen Indonesia Persero
TBK PT 1,743,603 438,817
Siloam International Hospitals
TBK PT 424,048 101,318
*<Sri Rejeki Isman TBK PT 4,830,100 8,425
Steel Pipe Industry of
Indonesia PT 504,000 9,698
Sumber Alfaria Trijaya TBK PT 2,901,900 613,846
Summarecon Agung TBK PT 5,849,933 249,726
Surya Citra Media TBK PT 14,424,400 126,828
Surya Semesta Internusa TBK
PT 3,255,000 254,054
Shares Value †
INDONESIA — (Continued)
Telkom Indonesia Persero
TBK PT 3,889,700 $ 698,882
Telkom Indonesia Persero
TBK PT, Sponsored ADR 15,151 266,506
Temas TBK PT 2,776,400 25,650
Tempo Scan Pacific TBK PT 427,100 72,385
*Timah TBK PT 1,126,700 93,682
Tower Bersama Infrastructure
TBK PT 987,100 119,496
*<Trada Alam Minera TBK PT 5,604,000 –
Transcoal Pacific TBK PT 398,000 185,116
*Trimegah Sekuritas Indonesia
TBK PT 553,500 10,439
Triputra Agro Persada PT 5,693,300 335,540
Tunas Baru Lampung TBK PT 2,039,028 88,343
Ultrajaya Milk Industry &
Trading Co. TBK PT 533,600 59,157
Unilever Indonesia TBK PT 2,524,900 316,115
United Tractors TBK PT 974,224 1,703,883
*Vale Indonesia TBK PT 920,608 224,066
*Waskita Beton Precast TBK
PT 3,253,600 4,146
*<Waskita Karya Persero TBK
PT 3,217,605 7,766
*Wijaya Karya Persero TBK PT 1,766,100 42,535
*Wintermar Offshore Marine
TBK PT 1,560,000 53,673
XL Axiata TBK PT 4,299,746 616,402
TOTAL INDONESIA 39,020,256
IRELAND — (0.3%)
AIB Group PLC 997,005 5,297,242
Bank of Ireland Group PLC 519,469 4,772,228
Cairn Homes PLC 404,401 937,343
Dalata Hotel Group PLC 135,987 631,873
FBD Holdings PLC 12,134 165,983
Glanbia PLC 140,245 2,321,912
Ω*Glenveagh Properties PLC 284,809 494,723
Irish Continental Group PLC 88,767 491,485
Kerry Group PLC, Class A 27,738 2,755,400
Kingspan Group PLC 51,153 4,478,824
*Permanent TSB Group
Holdings PLC 11,387 17,925
TOTAL IRELAND 22,364,938
ISRAEL — (0.6%)
*Afcon Holdings, Ltd. 936 24,438
*AFI Properties, Ltd. 4,877 233,371
Africa Israel Residences, Ltd. 1,647 114,866
*Airport City, Ltd. 17,649 268,920
*Alrov Properties and
Lodgings, Ltd. 2,753 104,731
Amos Luzon Development and
Energy Group, Ltd. 4,680 3,331
Amot Investments, Ltd. 25,011 121,883
Arad, Ltd. 6,642 91,350
*Argo Properties NV 3,878 99,000
Ashdod Refinery, Ltd. 6,068 97,162
#*Ashtrom Group, Ltd. 11,070 169,562
Atreyu Capital Markets, Ltd. 771 12,795

167
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
ISRAEL — (Continued)
AudioCodes, Ltd. – $ 4
AudioCodes, Ltd. 19,311 177,854
Aura Investments, Ltd. 36,795 186,980
Automatic Bank Services, Ltd. 7,964 38,427
*Avgol Industries 1953, Ltd. 8,213 2,810
#*Azorim-Investment
Development & Construction
Co., Ltd. 48,197 254,326
Azrieli Group, Ltd. 3,577 273,948
Bank Hapoalim BM 261,687 2,732,362
Bank Leumi Le-Israel BM 420,498 4,281,528
#*Bet Shemesh Engines
Holdings 1997, Ltd. 3,781 299,072
Bezeq The Israeli
Telecommunication Corp., Ltd. 438,605 562,663
*Big Shopping Centers, Ltd. 1,654 198,521
#*BioLine RX, Ltd. 79,428 2,463
Blue Square Real Estate, Ltd. 1,707 136,852
*Brack Capital Properties NV 718 55,153
Camtek, Ltd. 5,451 431,167
Carasso Motors, Ltd. 24,062 132,824
*Cellcom Israel, Ltd. 93,048 440,006
*Ceragon Networks, Ltd. 16,269 40,347
*Clal Insurance Enterprises
Holdings, Ltd. 67,355 1,290,960
Danel Adir Yeoshua, Ltd. 4,246 425,633
Danya Cebus, Ltd. 3,142 79,791
*Delek Automotive Systems,
Ltd. 8,897 54,984
Delek Group, Ltd. 11,685 1,379,962
Delta Galil, Ltd. 10,494 468,470
Delta Israel Brands, Ltd. 649 10,956
Diplomat Holdings, Ltd. 656 6,123
*Dor Alon Energy in Israel
1988, Ltd. 1,159 24,222
*Doral Group Renewable
Energy Resources, Ltd. 31,710 121,554
#*Duniec Brothers, Ltd. 1,787 119,519
*El Al Israel Airlines 87,910 170,655
Elbit Systems, Ltd. 887 202,752
Elbit Systems, Ltd. 1,779 405,790
*Electra Consumer Products
1970, Ltd. 3,749 75,072
Electra Real Estate, Ltd. 7,292 78,068
Electra, Ltd. 1,001 456,309
*Electreon Wireless, Ltd. 620 37,440
Energix-Renewable Energies,
Ltd. 21,846 76,150
*Enlight Renewable Energy,
Ltd. 15,185 241,441
*Enlight Renewable Energy,
Ltd. 1,161 18,464
*Equital, Ltd. 19,437 703,004
*Fattal Holdings 1998, Ltd. 3,639 459,240
First International Bank of
Israel, Ltd. (The) 21,633 961,703
FMS Enterprises Migun, Ltd. 1,586 58,380
Formula Systems 1985, Ltd. 8,787 752,118
Fox Wizel, Ltd. 6,746 495,008
Shares Value †
ISRAEL — (Continued)
Gav-Yam Lands Corp., Ltd. 24,422 $ 202,057
*Gilat Satellite Networks, Ltd. 17,425 90,411
*Hagag Group Real Estate
Development 9,313 44,363
Harel Insurance Investments &
Financial Services, Ltd. 89,394 931,720
Hilan, Ltd. 10,963 600,182
ICL Group, Ltd. 49,125 202,888
IDI Insurance Co., Ltd. 9,158 312,129
Ilex Medical, Ltd. 533 9,140
Inrom Construction Industries,
Ltd. 69,865 250,258
*Intercure, Ltd. 14,117 24,970
Isracard, Ltd. 1 3
#Israel Canada T.R, Ltd. 68,925 258,314
Israel Discount Bank, Ltd.,
Class A 391,700 2,306,705
*Israel Land Development Co.,
Ltd. (The) 14,050 125,068
Israel Shipyards Industries,
Ltd. 2,035 39,439
Isras Investment Co., Ltd. 1,324 281,796
Issta, Ltd. 3,980 90,561
*Kamada, Ltd. 6,921 40,110
*Kamada, Ltd. 9,189 52,745
#Kardan Real Estate
Enterprise & Development,
Ltd. 59,640 75,855
Kenon Holdings, Ltd. 4,995 142,737
Kerur Holdings, Ltd. 2,125 37,593
#*Klil Industries, Ltd. 160 8,802
Kvutzat Acro, Ltd. 7,542 103,607
Lahav L.R. Real Estate, Ltd. 22,796 22,851
#Lapidoth Capital, Ltd. 3,942 65,101
#Levinstein Properties, Ltd. 508 8,358
M Yochananof & Sons, Ltd. 1,788 106,394
Magic Software Enterprises,
Ltd. 27,356 306,661
*Malam - Team, Ltd. 2,725 47,625
Matrix IT, Ltd. 24,838 498,566
Max Stock, Ltd. 47,241 124,767
#Maytronics, Ltd. 35,168 88,078
Mediterranean Towers, Ltd. 72,367 154,758
Mega Or Holdings, Ltd. 7,595 212,974
Meitav Investment House, Ltd. 27,133 144,771
Melisron, Ltd. 1 49
Menora Mivtachim Holdings,
Ltd. 17,643 548,971
*Meshek Energy Renewable
Energies, Ltd. 15,090 8,919
Meshulam Levinstein
Contracting & Engineering,
Ltd. 840 68,329
Migdal Insurance & Financial
Holdings, Ltd. 354,650 577,353
Mivne Real Estate KD, Ltd. 87,677 239,765
Mizrahi Tefahot Bank, Ltd. 36,787 1,520,279
*Naphtha Israel Petroleum
Corp., Ltd. 7,543 44,440

168
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
ISRAEL — (Continued)
#*Nayax, Ltd. 1,669 $ 49,076
*Neto Malinda Trading, Ltd. 645 11,949
Next Vision Stabilized
Systems, Ltd. 42,903 488,105
*Nice, Ltd. 57 10,058
#*Nice, Ltd., Sponsored ADR 1,234 214,346
#*Nova, Ltd. 560 103,768
*Nova, Ltd. 5,678 1,065,507
Novolog, Ltd. 58,023 23,436
#Oil Refineries, Ltd. 1,988,076 506,997
One Software Technologies,
Ltd. 31,378 463,846
*OPC Energy, Ltd. 32,369 262,611
Palram Industries 1990, Ltd. 9,530 179,294
*Partner Communications Co.,
Ltd. 103,124 438,309
Paz Retail and Energy, Ltd. 7,455 842,970
*Perion Network, Ltd. 13,384 108,764
Phoenix Financial, Ltd. 85,148 986,705
Plasson Industries, Ltd. 1,869 71,095
Polyram Plastic Industries, Ltd. 5,708 17,547
Prashkovsky Investments and
Construction, Ltd. 4,715 129,064
*Priortech, Ltd. 3,478 148,663
Qualitau, Ltd. 1,850 76,010
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 5,737 346,591
*Rani Zim Shopping Centers,
Ltd. 7,094 5,810
Retailors, Ltd. 11,441 206,041
*Scope Metals Group, Ltd. 5,877 182,237
#*Shapir Engineering and
Industry, Ltd. 25,726 169,104
*Shikun & Binui Soltec
Renewable Energy 62,182 43,018
#*Shikun & Binui, Ltd. 159,766 423,662
Shufersal, Ltd. 50,076 444,016
Strauss Group, Ltd. 7,314 123,409
Tadiran Group, Ltd. 2,147 113,063
ΩTamar Petroleum, Ltd. 60,955 360,428
*TAT Technologies, Ltd. 1,891 34,980
Tel Aviv Stock Exchange, Ltd. 36,827 369,658
#Telsys, Ltd. 2,110 102,126
*Tera Light, Ltd. 16,867 28,022
*Teva Pharmaceutical
Industries, Ltd. 2,071 37,978
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 167,270 3,084,459
Tiv Taam Holdings 1, Ltd. 15,450 25,623
*Tower Semiconductor, Ltd. 4,323 181,526
*Tower Semiconductor, Ltd. 25,744 1,080,218
Victory Supermarket Chain,
Ltd. 1,847 24,262
YD More Investments, Ltd. 16,291 47,555
YH Dimri Construction &
Development, Ltd. 1,823 159,401
TOTAL ISRAEL 45,574,253
Shares Value †
ITALY — (1.9%)
A2A SpA 1,038,828 $ 2,368,380
ACEA SpA 31,451 594,800
Amplifon SpA 80,954 2,258,707
ΩAnima Holding SpA 83,157 503,757
Arnoldo Mondadori Editore
SpA 88,187 233,605
Ascopiave SpA 35,457 108,937
Azimut Holding SpA 64,635 1,597,087
B&C Speakers SpA 769 14,568
Banca Generali SpA 43,207 1,911,013
Banca IFIS SpA 15,183 362,964
Banca Mediolanum SpA 110,472 1,364,844
Banca Monte dei Paschi di
Siena SpA 599,974 3,277,642
Banca Popolare di Sondrio
SPA 341,164 2,542,683
Banco BPM SpA 1,362,990 9,168,379
Banco di Desio e della Brianza
SpA 18,109 104,984
BasicNet SpA 2,271 12,969
Biesse SpA 4,566 38,665
BPER Banca SPA 648,616 3,943,340
Brembo NV 10,388 108,706
Brunello Cucinelli SpA 22,913 2,258,688
Buzzi SpA 51,365 2,006,398
Cairo Communication SpA 51,952 123,801
ΩCarel Industries SpA 27,171 557,514
Cementir Holding NV 24,911 258,005
*CIR SpA-Compagnie
Industriali 344,301 216,424
Credito Emiliano SpA 42,263 456,074
d'Amico International Shipping
SA 41,774 224,038
Danieli & C Officine
Meccaniche SpA 22,257 448,953
Danieli & C Officine
Meccaniche SpA 7,170 193,824
Datalogic SpA 15,974 102,839
Davide Campari-Milano NV,
Class M 5,687 38,143
#Digital Value SpA 1,146 13,611
Ω#*doValue SpA 1,311 7,259
Emak SpA 39,001 41,071
ΩEnav SpA 35,894 151,742
Enel SpA 1,097,452 8,304,373
Eni SpA 590,346 8,980,391
ERG SpA 27,559 617,535
*Esprinet SpA 17,821 109,893
Ferrari NV 2,484 1,186,029
Ferrari NV, ADR 8,298 3,948,852
Fila SpA 14,692 158,387
FinecoBank Banca Fineco SpA 210,446 3,355,082
FNM SpA 120,333 54,607
*Garofalo Health Care SpA 7,054 43,651
Gefran SpA 255 2,492
Generali 159,934 4,436,293
GPI SpA 673 8,768
Hera SpA 446,644 1,706,840
#Illimity Bank SpA 30,860 124,631

169
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
ITALY — (Continued)
#IMMSI SpA 86,759 $ 49,167
ΩInfrastrutture Wireless
Italiane SpA 38,600 433,727
Intercos SpA 3,843 61,497
Intesa Sanpaolo SpA 1,361,342 5,818,636
Iren SpA 223,282 483,114
Italgas SpA 198,968 1,215,050
Italian Sea Group SPA (The) 6,328 55,303
Iveco Group NV 161,855 1,681,966
Leonardo SpA 139,779 3,333,961
LU-VE SpA 2,170 63,961
Maire SpA 99,930 753,454
Mediobanca Banca di Credito
Finanziario SpA 258,851 4,263,084
MFE-MediaForEurope NV,
Class A 113,635 371,829
MFE-MediaForEurope NV,
Class B 42,671 196,699
Moltiply Group SpA 12,608 468,124
Moncler SpA 45,012 2,489,291
*Newlat Food SpA 6,329 78,055
Ω*Nexi SpA 233,466 1,470,584
Orsero SpA 4,912 63,033
ΩOVS SpA 185,550 568,469
Pharmanutra SpA 2,475 146,978
#Piaggio & C SpA 132,641 318,819
ΩPiovan SpA 6,356 95,225
ΩPirelli & C SpA 189,417 1,033,546
ΩPoste Italiane SpA 194,282 2,729,326
Prysmian SpA 32,384 2,278,914
ΩRAI Way SpA 63,527 363,461
Recordati Industria Chimica e
Farmaceutica SpA 27,985 1,582,893
Reply SpA 6,497 989,598
Rizzoli Corriere Della Sera
Mediagroup SpA 61,880 53,341
Sabaf SpA 2,781 56,157
*Saipem SpA 580,300 1,375,922
#Salvatore Ferragamo SpA 14,027 93,578
Sanlorenzo SpA 8,237 309,410
Sesa SpA 3,812 330,665
Snam SpA 348,184 1,670,025
#Sogefi SpA 45,758 96,572
SOL SpA 17,647 682,039
Stellantis NV 132,692 1,814,537
Stellantis NV 394,373 5,394,687
#Stellantis NV 255,061 3,473,931
ΩTechnogym SpA 62,833 676,005
#*Telecom Italia SpA 5,610,869 1,417,474
*Telecom Italia SpA,
Sponsored ADR 41,807 103,263
Tenaris SA 65,231 1,072,536
#Tenaris SA, Sponsored ADR 45,338 1,490,713
Terna - Rete Elettrica
Nazionale 219,207 1,895,284
*TREVI - Finanziaria
Industriale SpA 41,505 12,527
UniCredit SpA 275,459 12,165,401
Unipol Gruppo SpA 208,084 2,582,102
Shares Value †
ITALY — (Continued)
Webuild SpA 99,321 $ 281,430
Wiit SpA 8,012 179,183
#Zignago Vetro SpA 12,011 136,917
TOTAL ITALY 141,473,701
JAPAN — (15.3%)
&Do Holdings Co., Ltd. 7,800 53,818
77 Bank, Ltd. (The) 42,000 1,094,357
A&D HOLON Holdings Co.,
Ltd. 21,100 309,314
#AB&Company Co., Ltd. 4,700 27,708
#Abalance Corp. 11,000 65,715
ABC-Mart, Inc. 15,400 302,894
#*Access Co., Ltd. 2,800 23,565
Achilles Corp. 6,600 65,686
AD Works Group Co., Ltd. 31,600 41,283
Adastria Co., Ltd. 28,500 661,398
ADEKA Corp. 46,100 843,767
Ad-sol Nissin Corp. 3,400 40,557
Advan Group Co., Ltd. 9,000 55,716
Advantest Corp. 153,200 9,200,549
Adways, Inc. 7,400 16,177
Aeon Co., Ltd. 109,005 2,676,374
Aeon Delight Co., Ltd. 9,237 263,481
#Aeon Fantasy Co., Ltd. 3,700 64,976
Aeon Hokkaido Corp. 23,700 139,874
Aeon Kyushu Co., Ltd. 700 13,534
Aeon Mall Co., Ltd. 23,680 314,723
AFC-HD AMS Life Science
Co., Ltd. 4,900 26,860
AGC, Inc. 65,700 2,028,041
Agro-Kanesho Co., Ltd. 4,300 37,149
#Ahresty Corp. 17,400 63,397
Ai Holdings Corp. 7,100 109,302
Aica Kogyo Co., Ltd. 31,200 677,971
Aichi Financial Group, Inc. 17,421 263,045
Aichi Steel Corp. 11,801 336,231
Aichi Tokei Denki Co., Ltd. 4,200 54,897
Aida Engineering, Ltd. 28,819 150,599
Aidma Holdings, Inc. 2,300 24,280
Ain Holdings, Inc. 20,301 673,968
Air Water, Inc. 131,900 1,671,643
Airport Facilities Co., Ltd. 15,700 59,986
#Airtech Japan, Ltd. 5,300 41,614
#Airtrip Corp. 8,500 58,090
Aisan Industry Co., Ltd. 29,100 261,341
Aisin Corp. 168,786 1,775,674
AIT Corp. 4,900 57,324
Ajinomoto Co., Inc. 99,800 3,868,171
*Akebono Brake Industry Co.,
Ltd. 32,700 25,975
Akita Bank, Ltd. (The) 4,800 66,017
#Albis Co., Ltd. 2,000 35,017
Alconix Corp. 21,600 195,120
Alfresa Holdings Corp. 63,200 917,557
#Alinco, Inc. 12,300 77,841
Alleanza Holdings Co., Ltd. 4,900 34,452
Alpen Co., Ltd. 11,800 158,573
Alpha Systems, Inc. 4,000 84,293

170
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Alps Alpine Co., Ltd. 143,300 $ 1,430,883
Altech Corp. 9,810 179,101
Amada Co., Ltd. 168,100 1,674,103
Amano Corp. 22,200 647,090
Amiyaki Tei Co., Ltd. 6,900 75,693
#Amvis Holdings, Inc. 26,800 349,768
ANA Holdings, Inc. 19,600 387,303
Anabuki Kosan, Inc. 1,900 24,984
Anest Iwata Corp. 9,000 83,663
Anicom Holdings, Inc. 49,000 217,456
*Anrakutei Co., Ltd. 600 27,454
Anritsu Corp. 18,600 141,828
AOKI Holdings, Inc. 13,000 101,645
Aoyama Trading Co., Ltd. 41,300 357,079
Aoyama Zaisan Networks Co.,
Ltd. 14,800 130,195
#Aozora Bank, Ltd. 58,800 1,020,049
Arakawa Chemical Industries,
Ltd. 4,400 38,418
Arata Corp. 16,200 366,381
#Araya Industrial Co., Ltd. 2,000 59,215
ARCLANDS Corp. 32,520 356,957
Arcs Co., Ltd. 30,700 511,314
ARE Holdings, Inc. 40,300 496,061
Arealink Co., Ltd. 13,200 158,669
Argo Graphics, Inc. 7,300 253,517
Arisawa Manufacturing Co.,
Ltd. 23,900 220,446
Artience Co., Ltd. 22,800 552,319
Artner Co., Ltd. 3,300 38,454
As One Corp. 24,700 466,110
Asahi Co., Ltd. 13,600 136,603
Asahi Group Holdings, Ltd. 271,503 3,278,712
Asahi Intecc Co., Ltd. 49,300 798,607
Asahi Kasei Corp. 455,700 3,169,632
Asahi Net, Inc. 11,700 48,544
Asahi Printing Co., Ltd. 3,300 19,346
ASAHI YUKIZAI Corp. 10,000 270,803
Asanuma Corp. 36,000 156,928
Ashimori Industry Co., Ltd. 3,300 55,785
Asia Pile Holdings Corp. 19,900 105,036
Asics Corp. 132,900 2,367,902
ASKUL Corp. 22,400 283,520
Astellas Pharma, Inc. 38,500 453,811
Astena Holdings Co., Ltd. 14,900 49,985
Asti Corp. 900 11,356
Asukanet Co., Ltd. 2,600 8,688
Atrae, Inc. 5,900 30,328
#Aucnet, Inc. 6,400 100,459
Autobacs Seven Co., Ltd. 51,800 482,549
Avant Group Corp. 14,100 199,848
Awa Bank, Ltd. (The) 36,800 593,342
Axell Corp. 3,800 35,749
Axial Retailing, Inc. 41,600 243,605
Azbil Corp. 127,200 1,002,903
AZ-COM MARUWA Holdings,
Inc. 32,400 220,999
#AZOOM Co., Ltd. 1,100 42,606
Shares Value †
JAPAN — (Continued)
Bandai Namco Holdings, Inc. 82,600 $ 1,747,167
Bando Chemical Industries,
Ltd. 18,100 216,499
Bank of Iwate, Ltd. (The) 3,600 54,523
Bank of Kochi, Ltd. (The) 4,400 21,664
Bank of Nagoya, Ltd. (The) 8,300 329,657
Bank of Saga, Ltd. (The) 2,801 38,137
Bank of the Ryukyus, Ltd. 45,400 298,941
Bank of Toyama, Ltd. (The) 700 6,985
Base Co., Ltd. 4,600 89,871
BayCurrent, Inc. 44,600 1,456,362
Beauty Garage, Inc. 3,800 36,597
#Beenos, Inc. 12,000 220,266
Belc Co., Ltd. 7,400 317,230
Bell System24 Holdings, Inc. 25,000 217,791
Belluna Co., Ltd. 45,000 210,931
#Bic Camera, Inc. 44,000 493,222
BIPROGY, Inc. 34,600 1,101,203
B-Lot Co., Ltd., Class B 10,300 77,964
#Bookoff Group Holdings, Ltd. 7,600 73,493
Bourbon Corp. 800 12,232
#BrainPad, Inc. 8,300 44,626
Bridgestone Corp. 128,600 4,632,386
Broadmedia Corp. 2,700 25,471
Brother Industries, Ltd. 129,400 2,557,843
Bull-Dog Sauce Co., Ltd. 900 10,552
Bunka Shutter Co., Ltd. 27,500 335,073
Business Brain Showa-Ota,
Inc. 7,900 96,828
Business Engineering Corp.,
Class G 3,200 84,976
C. Uyemura & Co., Ltd. 4,300 304,028
Calbee, Inc. 41,300 924,285
Canon Electronics, Inc. 13,700 218,373
Canon Marketing Japan, Inc. 17,100 517,968
Canon, Inc. 67,900 2,230,570
Canon, Inc., Sponsored ADR 2,500 80,475
Capcom Co., Ltd. 82,700 1,662,415
Career Design Center Co., Ltd. 3,100 36,205
Careerlink Co., Ltd. 4,300 70,770
Carlit Co., Ltd. 14,500 122,416
#Carta Holdings, Inc. 4,400 41,711
Casio Computer Co., Ltd. 70,300 515,049
Cawachi, Ltd. 9,100 151,144
CDS Co., Ltd. 3,100 35,879
Celsys, Inc. 18,000 143,811
Central Glass Co., Ltd. 16,600 381,421
Central Japan Railway Co. 53,400 1,117,605
Central Security Patrols Co.,
Ltd. 4,700 86,209
Central Sports Co., Ltd. 3,500 56,248
Ceres, Inc. 4,700 49,399
#Change Holdings, Inc. 30,000 239,882
Charm Care Corp. KK 8,900 73,327
Chiba Bank, Ltd. (The) 87,000 645,396
Chiba Kogyo Bank, Ltd. (The) 34,400 255,869
#Chikaranomoto Holdings Co.,
Ltd. 9,300 66,610
Chino Corp. 3,700 52,831

171
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Chori Co., Ltd. 5,900 $ 159,774
Chubu Electric Power Co., Inc. 84,400 972,408
Chubu Shiryo Co., Ltd. 14,400 132,821
Chuetsu Pulp & Paper Co.,
Ltd. 11,700 95,397
Chugai Pharmaceutical Co.,
Ltd. 73,600 3,546,522
Chugin Financial Group, Inc. 36,100 347,669
Chugoku Electric Power Co.,
Inc. (The) 83,300 608,378
Chugoku Marine Paints, Ltd. 25,700 373,373
Citizen Watch Co., Ltd. 248,200 1,494,170
CKD Corp. 33,600 584,760
CK-San-Etsu Co., Ltd. 3,700 87,566
CMK Corp. 42,400 114,403
Coca-Cola Bottlers Japan
Holdings, Inc. 56,213 722,567
#Colowide Co., Ltd. 44,400 493,042
Computer Engineering &
Consulting, Ltd. 12,800 152,180
COMSYS Holdings Corp. 43,900 926,273
Comture Corp. 11,100 170,153
Concordia Financial Group,
Ltd. 682,624 3,434,070
Copro-Holdings Co., Ltd. 2,400 22,436
Core Corp. 2,800 34,466
Cosel Co., Ltd. 6,400 51,931
Cosmo Energy Holdings Co.,
Ltd. 54,900 2,737,702
Cosmos Initia Co., Ltd. 6,600 32,323
Cosmos Pharmaceutical Corp. 15,400 736,207
Cota Co., Ltd. 9,666 104,195
CRE, Inc. 8,000 63,758
*Creal, Inc. 700 15,739
Create Restaurants Holdings,
Inc. 74,200 592,821
Create SD Holdings Co., Ltd. 14,700 289,995
Creek & River Co., Ltd. 8,000 84,661
Cresco, Ltd. 11,600 94,201
#Cross Cat Co., Ltd. 5,400 39,173
Cross Marketing Group, Inc. 1,900 8,756
CrowdWorks, Inc. 6,400 56,049
CTI Engineering Co., Ltd. 7,100 212,313
CTS Co., Ltd. 13,100 78,346
#Cube System, Inc. 1,400 9,209
Curves Holdings Co., Ltd. 35,900 191,844
#*Cyber Security Cloud, Inc. 4,800 57,225
CyberAgent, Inc. 95,746 632,650
Cybozu, Inc. 15,700 217,888
Dai Nippon Printing Co., Ltd. 8,400 147,238
Dai Nippon Toryo Co., Ltd. 10,000 67,356
Daicel Corp. 198,300 1,773,081
Dai-Dan Co., Ltd. 21,600 430,369
Daido Metal Co., Ltd. 38,900 127,177
Daido Steel Co., Ltd. 85,700 670,072
Daifuku Co., Ltd. 53,200 1,023,661
#Daihatsu Diesel
Manufacturing Co., Ltd. 9,200 80,449
Daihen Corp. 6,200 262,938
Shares Value †
JAPAN — (Continued)
#Daiho Corp. 5,400 $ 124,077
Daiichi Jitsugyo Co., Ltd. 12,000 190,330
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 15,200 78,732
Dai-ichi Life Holdings, Inc. 121,400 3,079,531
Daiichi Sankyo Co., Ltd. 33,800 1,105,254
Daiichikosho Co., Ltd. 48,900 614,761
Daiken Medical Co., Ltd. 8,000 26,312
Daiki Aluminium Industry Co.,
Ltd. 23,801 173,908
Daikin Industries, Ltd. 30,800 3,771,016
#Daikoku Denki Co., Ltd. 2,400 53,097
Daikokutenbussan Co., Ltd. 3,500 242,409
Daikyonishikawa Corp. 31,000 130,248
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 9,291 179,873
Daio Paper Corp. 66,600 379,072
Daiseki Co., Ltd. 20,660 530,996
#Daiseki Eco. Solution Co.,
Ltd. 3,240 26,588
Daishi Hokuetsu Financial
Group, Inc. 61,500 988,764
Daishinku Corp. 23,600 94,044
Daisue Construction Co., Ltd. 3,600 39,374
Daisyo Corp. 1,400 9,604
#Daito Bank, Ltd. (The) 4,200 19,246
Daito Pharmaceutical Co., Ltd. 10,858 159,457
Daito Trust Construction Co.,
Ltd. 16,300 1,806,296
Daitron Co., Ltd. 7,400 137,337
Daiwa House Industry Co., Ltd. 222,400 6,673,825
Daiwa Securities Group, Inc. 236,700 1,580,331
Daiwabo Holdings Co., Ltd. 59,000 1,073,097
DCM Holdings Co., Ltd. 67,600 635,948
#*DD GROUP Co., Ltd. 5,900 53,413
Dear Life Co., Ltd. 19,900 110,392
Denka Co., Ltd. 65,100 925,268
Denso Corp. 131,700 1,916,815
#Dentsu Group, Inc. 36,900 1,146,789
Dentsu Soken, Inc. 15,100 541,251
Dexerials Corp. 161,700 2,538,687
DIC Corp. 46,600 1,022,707
Digital Arts, Inc. 8,000 276,251
Digital Hearts Holdings Co.,
Ltd. 4,000 21,559
Digital Information
Technologies Corp. 5,700 76,337
dip Corp. 18,300 324,372
Disco Corp. 9,900 2,890,222
#DKK-Toa Corp. 3,200 15,462
DKS Co., Ltd. 4,500 101,477
DMG Mori Co., Ltd. 116,900 2,272,000
Double Standard, Inc. 3,200 34,012
Doutor Nichires Holdings Co.,
Ltd. 25,700 377,760
Dowa Holdings Co., Ltd. 40,300 1,389,765
#*Drecom Co., Ltd. 2,400 13,881
DTS Corp. 18,800 490,596

172
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
DyDo Group Holdings, Inc. 12,000 $ 241,064
Eagle Industry Co., Ltd. 12,700 170,000
#Earth Corp. 8,500 291,285
East Japan Railway Co. 65,800 1,326,151
EAT&HOLDINGS Co., Ltd. 3,400 48,391
Ebara Corp. 261,500 4,035,160
Ebara Foods Industry, Inc. 3,500 66,772
Ebara Jitsugyo Co., Ltd. 4,700 126,969
Ebase Co., Ltd. 11,600 49,423
Eco's Co., Ltd. 4,300 58,152
EDION Corp. 49,300 571,242
eGuarantee, Inc. 17,200 171,746
Ehime Bank, Ltd. (The) 28,800 196,821
#Eidai Co., Ltd. 16,800 23,602
Eiken Chemical Co., Ltd. 25,700 418,252
Eisai Co., Ltd. 13,500 458,907
#Elan Corp. 18,800 107,869
Elecom Co., Ltd. 17,800 169,090
Electric Power Development
Co., Ltd. 39,900 668,602
Elematec Corp. 13,804 217,040
EM Systems Co., Ltd. 6,900 24,280
en Japan, Inc. 14,900 238,967
Endo Lighting Corp. 6,200 52,669
ENEOS Holdings, Inc. 1,893,968 9,653,548
Enomoto Co., Ltd. 2,700 25,524
Entrust, Inc. 5,300 26,687
Envipro Holdings, Inc. 2,300 7,852
#*eRex Co., Ltd. 9,500 39,291
ERI Holdings Co., Ltd. 3,000 36,573
ES-Con Japan, Ltd. 31,900 207,117
Eslead Corp. 6,100 182,810
ESPEC Corp. 8,000 141,382
Eternal Hospitality Group Co.,
Ltd. 4,200 98,159
Exedy Corp. 17,700 490,940
EXEO Group, Inc. 152,948 1,574,915
Ezaki Glico Co., Ltd. 23,300 687,872
F&M Co., Ltd. 4,700 49,121
FALCO HOLDINGS Co., Ltd. 6,200 96,180
FANUC Corp. 19,400 524,338
Fast Fitness Japan, Inc. 2,000 17,436
#Fast Retailing Co., Ltd. 18,000 5,851,699
*FDK Corp. 6,900 28,945
Feed One Co., Ltd. 15,196 84,896
#Ferrotec Holdings Corp. 37,400 636,899
#FFRI Security, Inc. 9,600 129,450
#Fibergate, Inc. 5,000 33,087
FIDEA Holdings Co., Ltd. 12,100 112,639
Financial Partners Group Co.,
Ltd. 133,000 2,073,691
FINDEX, Inc. 4,600 26,394
Fintech Global, Inc. 72,000 37,341
First Bank of Toyama, Ltd.
(The) 40,500 297,784
First-corp., Inc. 1,800 9,725
#Fixstars Corp. 17,500 167,159
#Focus Systems Corp. 5,100 36,227
Shares Value †
JAPAN — (Continued)
Food & Life Cos., Ltd. 64,100 $ 1,278,844
#Forum Engineering, Inc. 6,600 38,129
#Forval Corp. 3,700 34,613
Foster Electric Co., Ltd. 17,600 201,622
FP Corp. 31,700 555,231
#FP Partner, Inc. 4,000 77,597
France Bed Holdings Co., Ltd. 15,600 129,450
Freebit Co., Ltd. 7,900 66,281
Freund Corp. 4,600 21,320
FTGroup Co., Ltd. 4,600 33,037
Fudo Tetra Corp. 10,550 147,316
Fuji Co., Ltd. 1,800 24,154
Fuji Corp. 32,700 489,346
Fuji Corp. 6,800 81,560
Fuji Corp., Ltd. 23,500 108,147
Fuji Die Co., Ltd. 5,100 26,450
Fuji Electric Co., Ltd. 33,700 1,758,838
Fuji Furukawa Engineering &
Construction Co., Ltd. 1,600 57,876
Fuji Kosan Co., Ltd. 4,500 42,363
Fuji Kyuko Co., Ltd. 14,400 243,616
Fuji Oil Co., Ltd. 33,000 73,008
Fuji Oil Holdings, Inc. 24,800 536,458
#Fuji Pharma Co., Ltd. 9,700 83,866
Fuji Seal International, Inc. 20,200 346,380
#Fuji Soft, Inc. 11,000 675,201
Fujibo Holdings, Inc. 7,200 222,629
Fujicco Co., Ltd. 11,900 134,214
FUJIFILM Holdings Corp. 81,000 1,956,337
Fujikura Composites, Inc. 10,700 85,347
Fujikura, Ltd. 293,200 11,033,136
Fujimi, Inc. 20,600 323,623
#*Fujio Food Group, Inc. 3,500 31,938
*Fujita Kanko, Inc. 6,000 371,443
Fujitsu General, Ltd. 20,700 260,372
Fujitsu, Ltd. 214,500 4,172,418
#Fujiya Co., Ltd. 4,499 78,565
FuKoKu Co., Ltd. 6,500 75,657
Fukuda Corp. 3,700 139,669
Fukuda Denshi Co., Ltd. 11,500 582,078
Fukui Bank, Ltd. (The) 6,597 77,523
Fukui Computer Holdings, Inc. 5,701 101,201
Fukuoka Financial Group, Inc. 58,280 1,349,823
Fukushima Galilei Co., Ltd. 5,100 185,485
Fukuyama Transporting Co.,
Ltd. 13,600 347,310
FULLCAST Holdings Co., Ltd. 12,600 128,461
Fumakilla, Ltd. 5,800 40,551
Funai Soken Holdings, Inc. 24,060 385,718
Furukawa Battery Co., Ltd.
(The) 6,500 58,546
Furukawa Co., Ltd. 24,400 267,507
Furukawa Electric Co., Ltd. 48,800 1,229,891
Furuno Electric Co., Ltd. 19,600 321,681
Furuya Metal Co., Ltd. 9,000 237,223
Furyu Corp. 12,100 87,935
Fuso Chemical Co., Ltd. 13,000 322,173

173
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Fuso Pharmaceutical
Industries, Ltd. 4,400 $ 73,600
Futaba Industrial Co., Ltd. 45,800 198,745
Future Corp. 31,200 401,867
G-7 Holdings, Inc. 16,800 158,487
#*GA Technologies Co., Ltd. 9,800 71,413
Gakken Holdings Co., Ltd. 16,000 104,723
Gakkyusha Co., Ltd. 4,000 49,736
Gecoss Corp. 5,700 36,297
Genki Global Dining Concepts
Corp. 5,800 152,116
Genky DrugStores Co., Ltd. 9,800 200,085
Geo Holdings Corp. 19,800 200,047
#Gift Holdings, Inc. 4,600 97,994
#*giftee, Inc. 8,099 50,032
Giken, Ltd. 6,500 75,145
GLOBERIDE, Inc. 11,900 155,464
Glory, Ltd. 33,300 546,310
*GLTECHNO HOLDINGS, Inc. 8,650 155,368
#GMO Financial Gate, Inc. 2,800 142,459
#GMO Financial Holdings, Inc. 30,000 126,243
#GMO GlobalSign Holdings
KK 2,600 48,066
GMO Payment Gateway, Inc. 14,000 848,042
#*GNI Group, Ltd. 27,900 565,967
Godo Steel, Ltd. 7,200 185,052
*Gokurakuyu Holdings Co.,
Ltd. 8,100 21,696
Goldwin, Inc. 8,500 444,070
#Grandy House Corp. 10,400 37,961
Greens Co., Ltd. 4,400 44,570
gremz, Inc. 6,200 106,763
GS Yuasa Corp. 59,500 1,070,082
GSI Creos Corp. 4,900 65,108
G-Tekt Corp. 12,500 129,821
Gunma Bank, Ltd. (The) 280,800 1,601,385
Gunze, Ltd. 11,900 420,299
H.U. Group Holdings, Inc. 33,400 576,894
H2O Retailing Corp. 56,725 767,878
Hachijuni Bank, Ltd. (The) 298,701 1,660,528
Hagihara Industries, Inc. 8,400 81,064
Hagiwara Electric Holdings
Co., Ltd. 5,600 124,996
Hakudo Co., Ltd. 5,000 78,812
Hakuhodo DY Holdings, Inc. 118,001 942,381
Hakuto Co., Ltd. 1,500 44,510
Halows Co., Ltd. 6,900 193,648
Hamakyorex Co., Ltd. 51,200 419,482
Hamamatsu Photonics KK 82,100 1,098,170
Hamee Corp. 1,500 10,202
Hankyu Hanshin Holdings, Inc. 52,400 1,430,357
Hanwa Co., Ltd. 17,800 597,131
Happinet Corp. 12,900 347,218
Hard Off Corp. Co., Ltd. 6,400 81,090
Harima Chemicals Group, Inc. 7,500 42,984
Haseko Corp. 190,300 2,314,333
#Hashimoto Sogyo Holdings
Co., Ltd. 4,700 37,952
Hazama Ando Corp. 88,420 655,930
Shares Value †
JAPAN — (Continued)
Heiwa Corp. 30,200 $ 413,571
Heiwa Real Estate Co., Ltd. 9,900 273,944
Heiwado Co., Ltd. 24,301 352,091
#*Hennge K.K. 9,000 65,997
Hibino Corp. 1,700 35,155
Hiday Hidaka Corp. 6,600 118,936
*Hino Motors, Ltd. 169,000 419,823
#Hioki EE Corp. 7,900 428,387
Hirakawa Hewtech Corp. 6,900 72,205
Hirata Corp. 6,800 220,975
Hirogin Holdings, Inc. 161,600 1,196,683
Hirose Electric Co., Ltd. 7,735 934,090
Hirose Tusyo, Inc. 1,800 43,900
HIS Co., Ltd. 29,500 339,301
Hitachi Construction Machinery
Co., Ltd. 58,600 1,290,681
Hitachi, Ltd. 795,000 20,479,764
Hochiki Corp. 7,300 102,413
Hodogaya Chemical Co., Ltd. 3,800 109,391
Hogy Medical Co., Ltd. 14,700 440,542
Hokkaido Coca-Cola Bottling
Co., Ltd. 3,000 55,736
Hokkaido Electric Power Co.,
Inc. 70,400 457,040
Hokkaido Gas Co., Ltd. 34,700 133,948
Hokkan Holdings, Ltd. 4,700 53,318
#Hokko Chemical Industry
Co., Ltd. 10,700 89,983
Hokkoku Financial Holdings,
Inc. 16,800 485,278
#Hokuetsu Corp. 66,900 672,843
Hokuetsu Industries Co., Ltd. 13,700 170,615
Hokuhoku Financial Group,
Inc. 101,000 1,071,167
Hokuriku Electric Industry Co.,
Ltd. 6,400 52,729
Hokuriku Electric Power Co. 67,100 467,376
Hokuto Corp. 11,800 140,988
Honda Motor Co., Ltd. 396,500 4,054,152
Honda Motor Co., Ltd.,
Sponsored ADR 90,604 2,746,207
#H-One Co., Ltd. 25,100 154,398
Honeys Holdings Co., Ltd. 13,000 144,060
Hoosiers Holdings Co., Ltd. 23,400 156,230
Horiba, Ltd. 34,200 2,150,452
#Hoshizaki Corp. 10,100 336,037
Hosokawa Micron Corp. 6,200 164,031
Hotland Co., Ltd. 6,400 98,106
House Foods Group, Inc. 33,500 654,056
#Howa Machinery, Ltd. 7,180 44,025
Hoya Corp. 48,600 6,612,408
HS Holdings Co., Ltd. 15,300 93,010
Hulic Co., Ltd. 135,596 1,264,940
Hyakugo Bank, Ltd. (The) 115,100 420,125
Hyakujushi Bank, Ltd. (The) 21,700 364,267
Ibiden Co., Ltd. 66,500 2,169,299
IBJ, Inc. 12,700 54,360
Ichibanya Co., Ltd. 29,000 199,330
Ichiken Co., Ltd. 3,500 57,144

174
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Ichikoh Industries, Ltd. 31,000 $ 93,005
Ichinen Holdings Co., Ltd. 14,700 176,410
Ichiyoshi Securities Co., Ltd. 13,800 70,031
ID Holdings Corp. 6,700 65,098
IDEA Consultants, Inc. 3,000 48,055
Idec Corp. 23,200 378,176
Idemitsu Kosan Co., Ltd. 517,705 3,558,425
IDOM, Inc. 66,100 462,147
IG Port, Inc. 4,800 59,210
IHI Corp. 91,600 4,964,110
Iida Group Holdings Co., Ltd. 63,716 929,649
Iino Kaiun Kaisha, Ltd. 94,000 695,474
IKK Holdings, Inc. 5,400 26,127
I'll, Inc. 4,800 99,261
IMAGICA GROUP, Inc. 15,300 54,239
#Imasen Electric Industrial 13,000 44,806
Imuraya Group Co., Ltd. 5,800 92,831
Inaba Denki Sangyo Co., Ltd. 18,900 478,440
#Inaba Seisakusho Co., Ltd. 5,100 59,663
Inabata & Co., Ltd. 31,100 665,590
#Inageya Co., Ltd. 4,500 34,062
I-NE Co., Ltd. 4,400 61,671
#I-Net Corp. 9,530 97,099
Infomart Corp. 44,000 105,432
INFRONEER Holdings, Inc. 116,604 880,702
Innotech Corp. 5,900 57,054
Inpex Corp. 485,900 6,422,844
Insource Co., Ltd. 25,600 163,188
#Intage Holdings, Inc. 5,000 52,651
Integrated Design &
Engineering Holdings Co., Ltd. 8,000 229,247
Intelligent Wave, Inc. 1,900 11,114
Internet Initiative Japan, Inc. 56,800 1,097,033
I-PEX, Inc. 5,600 59,116
IPS, Inc. 1,600 25,472
IR Japan Holdings, Ltd. 5,512 30,613
Iriso Electronics Co., Ltd. 16,300 292,453
*I'rom Group Co., Ltd. 2,600 47,468
ISB Corp. 6,300 57,778
#Ise Chemicals Corp. 1,400 183,358
#Iseki & Co., Ltd. 16,630 107,864
Isetan Mitsukoshi Holdings,
Ltd. 126,000 1,920,295
Ishihara Sangyo Kaisha, Ltd. 23,000 223,319
Ishizuka Glass Co., Ltd. 2,400 38,208
#*Istyle, Inc. 34,700 100,233
Isuzu Motors, Ltd. 314,900 4,127,345
*ITbook Holdings Co., Ltd. 3,600 7,846
ITmedia, Inc. 6,800 71,292
Ito En, Ltd. 36,100 793,454
ITOCHU Corp. 181,700 9,128,837
Itochu Enex Co., Ltd. 38,600 406,716
Itochu-Shokuhin Co., Ltd. 3,300 149,266
Itoham Yonekyu Holdings, Inc. 18,733 474,090
Itoki Corp. 33,100 319,646
IwaiCosmo Holdings, Inc. 12,300 169,168
Iwaki Co., Ltd. 3,700 69,640
Iwatani Corp. 97,600 1,290,441
Shares Value †
JAPAN — (Continued)
Iyogin Holdings, Inc. 195,843 $ 1,888,681
Izumi Co., Ltd. 21,100 447,695
J Front Retailing Co., Ltd. 155,900 1,684,119
J Trust Co., Ltd. 50,900 151,706
JAC Recruitment Co., Ltd. 45,600 220,329
#*Jade Group, Inc. 5,100 58,525
JALCO Holdings, Inc. 15,600 37,073
#*Jamco Corp. 3,500 29,020
JANOME Corp. 14,100 84,605
Japan Airlines Co., Ltd. 67,800 1,092,945
Japan Airport Terminal Co.,
Ltd. 28,700 1,059,634
Japan Aviation Electronics
Industry, Ltd. 31,300 589,732
Japan Business Systems, Inc. 3,100 20,412
Japan Cash Machine Co., Ltd. 11,500 69,306
#*Japan Communications, Inc. 94,800 88,997
Japan Elevator Service
Holdings Co., Ltd. 41,200 797,358
Japan Exchange Group, Inc. 286,600 3,414,929
#*Japan Hospice Holdings,
Inc. 3,600 34,127
Japan Investment Adviser Co.,
Ltd. 25,800 176,827
Japan Lifeline Co., Ltd. 30,800 243,448
Japan Material Co., Ltd. 35,900 439,072
Japan Medical Dynamic
Marketing, Inc. 9,000 36,928
Japan Post Holdings Co., Ltd. 129,200 1,202,304
Japan Post Insurance Co., Ltd. 24,700 411,221
Japan Property Management
Center Co., Ltd. 5,200 38,917
Japan Pulp & Paper Co., Ltd. 89,000 392,634
Japan Securities Finance Co.,
Ltd. 31,800 420,869
Japan Steel Works, Ltd. (The) 24,000 829,700
Japan System Techniques
Co., Ltd. 5,000 60,758
Japan Tobacco, Inc. 217,500 6,112,703
Japan Transcity Corp. 18,200 110,759
Japan Wool Textile Co., Ltd.
(The) 34,900 291,435
JBCC Holdings, Inc. 5,600 162,862
JCR Pharmaceuticals Co., Ltd. 48,500 219,376
JCU Corp. 14,200 331,869
JDC Corp. 25,800 87,736
Jeol, Ltd. 31,400 1,198,900
JFE Holdings, Inc. 194,486 2,362,049
JFE Systems, Inc. 3,000 59,577
Jichodo Co., Ltd. 700 44,806
#*Jimoto Holdings, Inc. 2,700 5,034
JINS Holdings, Inc. 8,300 339,465
JINUSHI Co., Ltd. 13,300 184,842
JK Holdings Co., Ltd. 7,000 47,425
J-Lease Co., Ltd. 8,000 73,159
JM Holdings Co., Ltd. 8,900 174,407
JMS Co., Ltd. 14,797 45,656
J-Oil Mills, Inc. 17,100 231,929
Joshin Denki Co., Ltd. 14,900 251,684

175
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Joyful Honda Co., Ltd. 34,400 $ 466,345
JP-Holdings, Inc. 33,600 159,921
JSB Co., Ltd. 5,200 92,922
JSP Corp. 16,200 209,087
JTEKT Corp. 138,110 948,387
Juki Corp. 11,500 30,199
Juroku Financial Group, Inc. 14,600 394,413
Justsystems Corp. 15,400 347,277
JVCKenwood Corp. 233,600 1,853,311
Kadokawa Corp. 15,300 335,781
Kadoya Sesame Mills, Inc. 2,000 46,873
Kaga Electronics Co., Ltd. 24,300 446,198
Kagome Co., Ltd. 31,200 621,235
Kajima Corp. 120,500 2,099,109
Kakaku.com, Inc. 73,000 1,130,044
#Kakiyasu Honten Co., Ltd. 4,400 77,182
#Kamakura Shinsho, Ltd. 13,800 47,382
Kameda Seika Co., Ltd. 2,600 75,700
Kamei Corp. 15,300 198,877
Kamigumi Co., Ltd. 27,800 582,919
Kanaden Corp. 9,000 86,677
Kanadevia Corp. 161,800 1,121,686
Kanagawa Chuo Kotsu Co.,
Ltd. 2,400 51,679
Kanamic Network Co., Ltd. 12,600 45,329
Kanamoto Co., Ltd. 24,400 444,670
Kandenko Co., Ltd. 69,000 1,016,711
Kaneka Corp. 26,500 655,345
#Kaneko Seeds Co., Ltd. 8,400 76,045
Kanematsu Corp. 49,000 754,180
#Kanemi Co., Ltd. 600 12,506
#Kanro, Inc. 2,500 48,564
Kansai Electric Power Co., Inc.
(The) 93,900 1,513,373
Kansai Paint Co., Ltd. 85,216 1,398,589
Kanto Denka Kogyo Co., Ltd. 36,700 236,595
Kao Corp. 50,700 2,256,662
*Kaonavi, Inc. 2,400 37,656
Kappa Create Co., Ltd. 2,100 22,403
Katitas Co., Ltd. 29,800 381,291
Kato Sangyo Co., Ltd. 13,900 378,697
Kato Works Co., Ltd. 6,800 55,445
KAWADA TECHNOLOGIES,
Inc. 8,700 137,475
Kawai Musical Instruments
Manufacturing Co., Ltd. 2,600 46,871
Kawasaki Heavy Industries,
Ltd. 118,700 4,635,787
KDDI Corp. 252,500 7,920,204
#KeePer Technical Laboratory
Co., Ltd. 8,000 222,157
Keihan Holdings Co., Ltd. 40,800 764,573
Keihanshin Building Co., Ltd. 11,600 114,153
Keikyu Corp. 76,200 597,544
Keio Corp. 27,700 621,920
Keisei Electric Railway Co.,
Ltd. 17,500 458,625
KEIWA, Inc. 7,300 49,985
Keiyo Bank, Ltd. (The) 153,400 695,877
Shares Value †
JAPAN — (Continued)
KEL Corp. 3,900 $ 37,637
Kenko Mayonnaise Co., Ltd. 6,400 92,098
Kewpie Corp. 48,400 1,147,047
Keyence Corp. 9,408 4,309,800
KeyHolder, Inc. 7,900 38,742
KH Neochem Co., Ltd. 24,035 326,463
#Kibun Foods, Inc. 7,600 55,082
Kikkoman Corp. 102,900 1,224,397
Kimura Chemical Plants Co.,
Ltd. 5,000 25,242
Kimura Unity Co., Ltd. 5,600 53,748
#King Jim Co., Ltd. 6,200 35,208
Kinki Sharyo Co., Ltd. (The) 3,200 29,411
#Kintetsu Department Store
Co., Ltd. 6,100 83,616
Kintetsu Group Holdings Co.,
Ltd. 49,000 1,143,253
Kirin Holdings Co., Ltd. 116,840 1,724,315
Ki-Star Real Estate Co., Ltd. 6,900 176,662
Kitagawa Corp. 7,600 61,119
Kita-Nippon Bank, Ltd. (The) 4,800 79,567
Kitz Corp. 37,400 260,996
Kiyo Bank, Ltd. (The) 87,800 1,039,248
*KLab, Inc. 30,500 36,442
#KNT-CT Holdings Co., Ltd. 11,300 95,177
#Koa Corp. 18,100 121,677
Koa Shoji Holdings Co., Ltd. 6,800 27,588
Koatsu Gas Kogyo Co., Ltd. 18,300 109,926
#Kobayashi Pharmaceutical
Co., Ltd. 7,600 283,494
Kobe Bussan Co., Ltd. 30,900 754,623
#Kobe Electric Railway Co.,
Ltd. 1,400 21,727
Kobe Steel, Ltd. 254,920 2,777,218
Koei Tecmo Holdings Co., Ltd. 21,900 230,610
Kohnan Shoji Co., Ltd. 20,024 477,842
Kohsoku Corp. 4,000 66,043
Koike-ya, Inc. 800 26,680
Koito Manufacturing Co., Ltd. 99,100 1,296,611
Kojima Co., Ltd. 23,500 164,458
Kokuyo Co., Ltd. 36,300 587,544
Komatsu, Ltd. 245,900 6,475,003
KOMEDA Holdings Co., Ltd. 37,400 709,329
#Komehyo Holdings Co., Ltd. 4,900 123,204
Komeri Co., Ltd. 19,800 430,251
Konami Group Corp. 19,900 1,840,742
Kondotec, Inc. 7,800 65,390
Konica Minolta, Inc. 360,200 1,524,273
Konishi Co., Ltd. 24,400 212,404
Konoike Transport Co., Ltd. 15,200 250,564
Konoshima Chemical Co., Ltd. 3,400 40,557
Kosaido Holdings Co., Ltd. 41,000 143,732
Kose Corp. 6,200 341,738
Koshidaka Holdings Co., Ltd. 38,400 303,267
#Kotobuki Spirits Co., Ltd. 62,400 847,976
#Kotobukiya Co., Ltd. 900 9,247
Kozo Keikaku Engineering
Holdings, Inc. 500 13,278
KPP Group Holdings Co., Ltd. 34,300 148,616

176
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Krosaki Harima Corp. 12,700 $ 205,268
KRS Corp. 7,000 88,830
K's Holdings Corp. 110,420 1,057,988
KU Holdings Co., Ltd. 12,000 84,687
Kubota Corp. 150,000 1,941,408
Kubota Corp., ADR 371 23,692
*Kufu Co., Inc. 3,800 5,937
Kumagai Gumi Co., Ltd. 22,600 524,477
Kumiai Chemical Industry Co.,
Ltd. 58,270 311,768
Kura Sushi, Inc. 11,000 290,661
Kurabo Industries, Ltd. 10,700 331,905
Kuraray Co., Ltd. 265,100 3,643,439
Kureha Corp. 26,700 494,999
Kurimoto, Ltd. 5,400 135,598
Kurita Water Industries, Ltd. 33,600 1,276,282
Kuriyama Holdings Corp. 9,700 78,517
#Kushikatsu Tanaka Holdings
Co. 3,700 37,966
Kusuri no Aoki Holdings Co.,
Ltd. 28,400 592,517
KYB Corp. 15,600 493,629
Kyodo Printing Co., Ltd. 4,100 92,322
Kyoei Steel, Ltd. 19,100 219,056
#Kyokuto Boeki Kaisha, Ltd. 5,400 52,963
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 21,800 348,771
Kyokuyo Co., Ltd. 6,100 165,991
Kyorin Pharmaceutical Co.,
Ltd. 26,200 260,925
#KYORITSU Co., Ltd. 20,700 20,384
#Kyoritsu Maintenance Co.,
Ltd. 40,400 653,641
Kyosan Electric Manufacturing
Co., Ltd. 21,600 76,999
Kyoto Financial Group, Inc. 77,400 1,152,171
Kyowa Kirin Co., Ltd. 49,500 819,882
Kyudenko Corp. 24,100 870,654
Kyushu Electric Power Co.,
Inc. 109,000 1,226,138
Kyushu Financial Group, Inc. 241,250 1,109,758
Kyushu Railway Co. 37,700 993,206
#LA Holdings Co., Ltd. 3,000 90,596
Lacto Japan Co., Ltd. 6,600 119,543
LAND Co., Ltd. 447,500 20,565
Lasertec Corp. 15,600 2,404,136
#LEC, Inc. 4,400 38,158
Leopalace21 Corp. 329,400 1,204,502
Life Corp. 15,700 342,705
Lifedrink Co., Inc. 21,200 246,759
#*LIFENET INSURANCE Co. 26,200 344,861
LIFULL Co., Ltd. 32,200 31,286
#LIKE, Inc. 3,700 33,593
#Link And Motivation, Inc. 34,300 126,774
Lintec Corp. 23,662 498,638
Lion Corp. 107,100 1,179,805
#LITALICO, Inc. 11,100 80,158
Lixil Corp. 149,100 1,757,975
Loadstar Capital KK 3,900 60,116
Shares Value †
JAPAN — (Continued)
Look Holdings, Inc. 4,200 $ 69,621
LY Corp. 343,400 945,491
M3, Inc. 78,100 812,917
Mabuchi Motor Co., Ltd. 42,400 611,261
Macbee Planet, Inc. 2,100 36,906
Macnica Holdings, Inc. 96,450 1,125,487
Macromill, Inc. 33,700 180,309
Maeda Kosen Co., Ltd. 24,000 280,611
Maezawa Industries, Inc. 6,000 47,779
Makino Milling Machine Co.,
Ltd. 12,100 459,931
Makita Corp. 34,600 1,147,768
Mamiya-Op Co., Ltd. 3,300 29,528
Mammy Mart Corp. 600 15,480
#*Management Solutions Co.,
Ltd. 6,500 81,717
Mandom Corp. 28,800 237,849
Mani, Inc. 30,300 364,515
MarkLines Co., Ltd. 6,300 113,903
Marubeni Corp. 312,900 4,771,815
Marubun Corp. 11,700 80,035
Marudai Food Co., Ltd. 15,100 166,737
Maruha Nichiro Corp. 35,100 691,976
Marui Group Co., Ltd. 79,400 1,255,440
MARUKA FURUSATO Corp. 13,170 190,990
Maruwa Co., Ltd. 4,400 1,241,792
Maruyama Manufacturing Co.,
Inc. 1,400 19,724
Maruzen CHI Holdings Co.,
Ltd. 6,600 13,692
Maruzen Showa Unyu Co.,
Ltd. 7,100 275,470
Matching Service Japan Co.,
Ltd. 3,200 21,974
Matsuda Sangyo Co., Ltd. 10,200 213,609
Matsui Securities Co., Ltd. 55,700 301,674
MatsukiyoCocokara & Co. 116,590 1,599,692
Matsuoka Corp. 3,200 37,982
Matsuya Co., Ltd. 14,700 80,967
Matsuyafoods Holdings Co.,
Ltd. 3,800 168,889
Max Co., Ltd. 5,400 125,849
Maxell, Ltd. 46,500 573,294
Maxvalu Tokai Co., Ltd. 5,800 124,129
Mazda Motor Corp. 377,400 2,743,939
McDonald's Holdings Co
Japan, Ltd. 12,100 513,153
MCJ Co., Ltd. 44,700 423,157
Mebuki Financial Group, Inc. 724,390 2,748,236
MEC Co., Ltd. 6,600 158,799
#Media Do Co., Ltd. 6,501 57,403
Medical Data Vision Co., Ltd. 18,300 62,472
Medical System Network Co.,
Ltd. 16,100 45,238
Medipal Holdings Corp. 80,400 1,280,224
#Medius Holdings Co., Ltd. 7,500 41,654
#*Medley, Inc. 7,200 178,198
MedPeer, Inc. 10,700 38,986
Megachips Corp. 18,800 681,280

177
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Megmilk Snow Brand Co., Ltd. 23,300 $ 403,974
Meidensha Corp. 27,000 722,304
#Meiji Electric Industries Co.,
Ltd. 5,000 45,167
MEIJI Holdings Co., Ltd. 54,548 1,271,265
#Meiji Shipping Group Co.,
Ltd. 12,300 57,412
Meiko Electronics Co., Ltd. 36,500 1,468,866
MEITEC Group Holdings, Inc. 42,800 825,654
Meiwa Corp. 15,700 66,583
Meiwa Estate Co., Ltd. 11,300 72,774
Melco Holdings, Inc. 3,800 61,169
Menicon Co., Ltd. 50,500 561,940
*Mercari, Inc. 43,800 620,949
METAWATER Co., Ltd. 12,400 144,657
Micronics Japan Co., Ltd. 37,600 971,318
#Midac Holdings Co., Ltd. 7,600 92,752
Mie Kotsu Group Holdings, Inc. 35,300 117,493
Mikuni Corp. 17,300 36,911
Milbon Co., Ltd. 11,392 241,564
MIMAKI ENGINEERING Co.,
Ltd. 11,400 102,680
MINEBEA MITSUMI, Inc. 127,975 2,312,078
MIRAIT ONE Corp. 53,490 768,332
Mirarth Holdings, Inc. 77,100 250,040
Miroku Jyoho Service Co., Ltd. 5,700 68,591
MISUMI Group, Inc. 52,700 873,576
Mitani Corp. 14,800 182,954
Mitsuba Corp. 29,900 173,325
Mitsubishi Chemical Group
Corp. 699,900 3,817,344
Mitsubishi Corp. 523,300 9,741,127
Mitsubishi Electric Corp. 155,500 2,437,264
Mitsubishi Estate Co., Ltd. 94,300 1,416,744
Mitsubishi Gas Chemical Co.,
Inc. 56,600 999,348
Mitsubishi Heavy Industries,
Ltd. 559,500 8,055,037
Mitsubishi Logisnext Co., Ltd. 17,600 133,914
Mitsubishi Logistics Corp. 155,500 1,051,469
Mitsubishi Materials Corp. 95,300 1,585,049
Mitsubishi Motors Corp. 470,401 1,420,545
Mitsubishi Paper Mills, Ltd. 13,300 42,783
Mitsubishi Research Institute,
Inc. 4,500 125,258
Mitsubishi Shokuhin Co., Ltd. 11,800 378,421
#Mitsubishi Steel
Manufacturing Co., Ltd. 9,600 82,623
Mitsubishi UFJ Financial
Group, Inc. 1,423,600 15,219,646
Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 221,488 2,343,343
Mitsuboshi Belting, Ltd. 7,300 188,580
Mitsui & Co., Ltd. 16,000 332,132
Mitsui Chemicals, Inc. 67,397 1,557,885
Mitsui DM Sugar Holdings Co.,
Ltd. 10,300 220,437
#Mitsui E&S Co., Ltd. 180,900 1,345,542
Mitsui Fudosan Co., Ltd. 205,100 1,785,410
Shares Value †
JAPAN — (Continued)
#Mitsui High-Tec, Inc. 64,000 $ 348,308
#Mitsui Matsushima Holdings
Co., Ltd. 5,800 167,537
Mitsui Mining & Smelting Co.,
Ltd. 40,000 1,294,863
Mitsui-Soko Holdings Co., Ltd. 16,000 745,774
Mitsuuroko Group Holdings
Co., Ltd. 22,700 259,003
Miura Co., Ltd. 23,002 546,189
Miyazaki Bank, Ltd. (The) 16,600 290,970
Miyoshi Oil & Fat Co., Ltd. 4,500 42,688
Mizuho Financial Group, Inc. 212,435 4,479,509
Mizuho Medy Co., Ltd. 7,200 78,606
Mizuno Corp. 12,400 665,892
Mochida Pharmaceutical Co.,
Ltd. 13,200 304,165
Modec, Inc. 17,800 394,971
Monex Group, Inc. 110,300 528,600
Monogatari Corp. (The) 20,800 492,263
MonotaRO Co., Ltd. 47,700 725,716
MORESCO Corp. 3,400 27,120
Morinaga & Co., Ltd. 49,400 925,409
Morinaga Milk Industry Co.,
Ltd. 51,800 1,204,841
Moriroku Holdings Co., Ltd. 6,700 103,716
Morita Holdings Corp. 21,300 286,657
Morito Co., Ltd. 9,700 91,253
Morozoff, Ltd. 2,200 66,942
Mory Industries, Inc. 2,300 76,251
MrMax Holdings, Ltd. 19,900 88,053
MS&AD Insurance Group
Holdings, Inc. 119,739 2,703,315
MTI, Ltd. 1,600 12,027
Mugen Estate Co., Ltd. 9,100 94,092
m-up Holdings, Inc. 15,800 138,577
Murata Manufacturing Co., Ltd. 172,317 3,062,282
Musashi Seimitsu Industry
Co., Ltd. 32,500 429,066
Musashino Bank, Ltd. (The) 21,300 376,429
Nabtesco Corp. 50,501 828,339
NAC Co., Ltd. 14,600 54,633
Nachi-Fujikoshi Corp. 15,399 326,025
Nadex Co., Ltd. 1,300 8,167
Nafco Co., Ltd. 10,200 138,277
#Nagano Keiki Co., Ltd. 11,200 182,715
Nagase & Co., Ltd. 56,100 1,174,850
Nagase Brothers, Inc. 2,900 34,688
#Nagawa Co., Ltd. 1,600 71,531
Nagoya Railroad Co., Ltd. 68,300 758,216
Naigai Tec Corp. 1,400 21,121
Nakabayashi Co., Ltd. 12,000 40,808
Nakamoto Packs Co., Ltd. 3,000 32,811
Nakamuraya Co., Ltd. 2,400 50,340
Nakanishi, Inc. 26,000 446,348
Nakayama Steel Works, Ltd. 28,100 139,647
#Namura Shipbuilding Co.,
Ltd. 40,000 424,881
Nankai Electric Railway Co.,
Ltd. 41,000 646,929

178
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Nanto Bank, Ltd. (The) 36,200 $ 715,326
Nanyo Corp. 5,200 37,381
Narasaki Sangyo Co., Ltd. 1,200 23,366
Natori Co., Ltd. 3,500 48,827
NCD Co., Ltd. 1,100 11,923
NEC Corp. 54,600 4,744,008
NEC Networks & System
Integration Corp. 24,300 518,464
NET One Systems Co., Ltd. 53,230 1,298,207
*Net Protections Holdings, Inc. 21,600 51,758
New Art Holdings Co., Ltd. 5,200 52,435
*New Japan Chemical Co.,
Ltd. 900 1,123
Nexon Co., Ltd. 28,200 496,057
#Nextage Co., Ltd. 38,600 375,040
NGK Insulators, Ltd. 120,100 1,501,989
NH Foods, Ltd. 39,300 1,365,599
NHK Spring Co., Ltd. 112,300 1,396,332
Nicca Chemical Co., Ltd. 4,900 41,046
Nice Corp. 2,400 25,745
Nichias Corp. 38,800 1,408,848
#Nichiban Co., Ltd. 6,100 78,490
Nichicon Corp. 39,700 262,712
Nichiden Corp. 8,300 171,912
Nichiha Corp. 13,800 313,461
Nichimo Co., Ltd. 2,800 34,264
Nichirei Corp. 57,300 1,601,729
Nichirin Co., Ltd. 7,230 177,042
NIDEC Corp. 89,072 1,798,690
NIDEC Corp., Sponsored ADR 20,248 100,633
Nifco, Inc. 52,600 1,240,369
#Nihon Chouzai Co., Ltd. 9,220 84,740
Nihon Dempa Kogyo Co., Ltd. 17,000 119,974
Nihon Denkei Co., Ltd. 3,600 39,988
Nihon Flush Co., Ltd. 14,600 85,496
Nihon House Holdings Co.,
Ltd. 25,100 53,059
Nihon M&A Center Holdings,
Inc. 196,800 862,393
Nihon Nohyaku Co., Ltd. 77,300 339,496
Nihon Yamamura Glass Co.,
Ltd. 2,501 25,548
Nikkiso Co., Ltd. 37,100 252,570
Nikko Co., Ltd. 14,600 66,614
Nikkon Holdings Co., Ltd. 58,400 751,254
Nikon Corp. 129,600 1,623,775
Nintendo Co., Ltd. 111,700 5,972,733
Nippi, Inc. 1,200 46,243
Nippn Corp. 33,200 479,937
Nippon Air Conditioning
Services Co., Ltd. 4,900 32,908
Nippon Aqua Co., Ltd. 11,900 64,373
#Nippon Avionics Co., Ltd. 6,000 94,417
Nippon Carbide Industries Co.,
Inc. 5,300 57,549
Nippon Carbon Co., Ltd. 5,900 174,298
Nippon Chemical Industrial
Co., Ltd. 5,300 94,640
#*Nippon Chemi-Con Corp. 16,805 118,598
Shares Value †
JAPAN — (Continued)
#Nippon Coke & Engineering
Co., Ltd. 165,900 $ 104,555
Nippon Concept Corp. 3,900 46,239
Nippon Concrete Industries
Co., Ltd. 27,100 58,888
Nippon Denko Co., Ltd. 82,500 159,232
Nippon Dry-Chemical Co., Ltd. 4,100 91,649
Nippon Electric Glass Co., Ltd. 59,500 1,369,486
NIPPON EXPRESS
HOLDINGS, Inc. 49,500 2,447,947
#Nippon Fine Chemical Co.,
Ltd. 3,500 55,145
Nippon Gas Co., Ltd. 109,800 1,506,529
Nippon Kayaku Co., Ltd. 87,600 698,155
Nippon Kodoshi Corp. 3,200 38,927
Nippon Light Metal Holdings
Co., Ltd. 70,300 759,189
#Nippon Paint Holdings Co.,
Ltd. 178,700 1,377,278
Nippon Paper Industries Co.,
Ltd. 106,900 626,697
Nippon Parking Development
Co., Ltd. 147,600 218,990
Nippon Rietec Co., Ltd. 7,697 52,804
Nippon Road Co., Ltd. (The) 13,400 144,007
Nippon Sanso Holdings Corp. 54,300 1,917,121
Nippon Seisen Co., Ltd. 7,000 57,857
Nippon Sharyo, Ltd. 4,700 67,943
#*Nippon Sheet Glass Co.,
Ltd. 76,431 187,659
Nippon Shinyaku Co., Ltd. 31,600 852,417
Nippon Shokubai Co., Ltd. 41,700 470,998
Nippon Signal Co., Ltd. 36,800 226,127
Nippon Soda Co., Ltd. 24,000 402,245
Nippon Steel Corp. 179,277 3,612,021
Nippon Telegraph &
Telephone Corp. 2,306,300 2,236,274
Nippon Thompson Co., Ltd. 51,800 163,570
Nippon Yakin Kogyo Co., Ltd. 22,250 619,334
Nipro Corp. 104,100 965,313
Nishimatsu Construction Co.,
Ltd. 21,100 712,129
Nishimatsuya Chain Co., Ltd. 31,700 470,115
Nishimoto Co., Ltd. 8,700 75,963
Nishi-Nippon Financial
Holdings, Inc. 80,900 883,752
Nishi-Nippon Railroad Co., Ltd. 26,600 385,139
Nishio Holdings Co., Ltd. 14,900 366,325
Nissan Chemical Corp. 56,500 1,930,254
#Nissan Motor Co., Ltd. 563,400 1,520,893
Nissan Tokyo Sales Holdings
Co., Ltd. 23,400 66,824
Nissei ASB Machine Co., Ltd. 3,300 101,172
Nissei Plastic Industrial Co.,
Ltd. 8,100 48,762
Nissha Co., Ltd. 32,301 402,901
Nisshin Oillio Group, Ltd. (The) 12,300 419,892
Nisshin Seifun Group, Inc. 102,230 1,198,640
Nisshinbo Holdings, Inc. 125,955 806,129

179
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Nissin Corp. 9,900 $ 279,468
Nissin Foods Holdings Co.,
Ltd. 12,500 338,093
Nisso Holdings Co., Ltd. 5,600 30,477
Nissui Corp. 326,700 2,000,629
Niterra Co., Ltd. 104,700 3,017,450
Nitori Holdings Co., Ltd. 10,000 1,263,745
Nitta Gelatin, Inc. 6,300 38,133
Nitto Denko Corp. 268,700 4,513,172
Nitto Fuji Flour Milling Co., Ltd. 1,400 62,130
Nitto Kogyo Corp. 16,700 324,736
Nitto Seiko Co., Ltd. 15,000 57,903
Nittoc Construction Co., Ltd. 12,900 86,466
Nittoku Co., Ltd. 7,900 88,167
Noevir Holdings Co., Ltd. 8,100 273,324
NOF Corp. 66,200 1,089,752
Nohmi Bosai, Ltd. 12,000 239,094
Nojima Corp. 57,200 807,353
Nomura Holdings, Inc. 833,800 4,374,679
Nomura Holdings, Inc.,
Sponsored ADR 246,048 1,274,529
#Nomura Micro Science Co.,
Ltd. 15,600 221,416
Nomura Real Estate Holdings,
Inc. 47,000 1,174,344
Nomura Research Institute,
Ltd. 49,479 1,491,597
Noritake Co., Ltd. 15,300 389,719
Noritz Corp. 22,100 257,815
North Pacific Bank, Ltd. 107,300 283,175
#NPC, Inc. 3,300 19,628
NPR-RIKEN Corp. 19,574 304,420
NS Solutions Corp. 24,100 612,290
NS Tool Co., Ltd. 4,900 23,804
NS United Kaiun Kaisha, Ltd. 14,600 416,938
NSD Co., Ltd. 38,060 827,538
NSK, Ltd. 203,200 935,660
NSW, Inc. 6,100 119,377
NTN Corp. 271,472 454,458
NTT Data Group Corp. 123,800 1,986,327
Oat Agrio Co., Ltd. 4,400 53,409
Obara Group, Inc. 5,700 158,474
Obayashi Corp. 174,000 2,159,508
OBIC Business Consultants
Co., Ltd. 2,200 98,500
Obic Co., Ltd. 43,500 1,425,298
Ochi Holdings Co., Ltd. 2,000 17,003
Odakyu Electric Railway Co.,
Ltd. 89,100 938,526
Oenon Holdings, Inc. 26,500 70,284
Ogaki Kyoritsu Bank, Ltd.
(The) 28,400 341,751
Ohara, Inc. 1,500 12,811
#Ohba Co., Ltd. 4,400 29,261
Ohsho Food Service Corp. 10,500 206,795
OIE Sangyo Co., Ltd. 3,000 37,361
Oiles Corp. 14,584 191,581
Oita Bank, Ltd. (The) 10,200 209,591
Oji Holdings Corp. 470,300 1,754,922
Shares Value †
JAPAN — (Continued)
Okabe Co., Ltd. 34,200 $ 174,677
Okada Aiyon Corp. 1,200 16,236
Okamoto Industries, Inc. 4,400 153,094
Okamoto Machine Tool Works,
Ltd. 3,100 80,794
Okamura Corp. 25,300 320,392
Okasan Securities Group, Inc. 89,500 360,762
Oki Electric Industry Co., Ltd. 103,400 685,600
Okinawa Cellular Telephone
Co. 17,700 503,722
Okinawa Electric Power Co.,
Inc. (The) 15,985 109,033
Okinawa Financial Group, Inc. 20,880 310,339
OKUMA Corp. 27,800 570,327
Okumura Corp. 16,400 463,496
Okura Industrial Co., Ltd. 4,700 83,772
Okuwa Co., Ltd. 24,200 144,255
Olba Healthcare Holdings, Inc. 1,400 17,922
Olympus Corp. 95,600 1,701,125
Omron Corp. 23,900 957,098
Ono Pharmaceutical Co., Ltd. 132,300 1,661,078
Onoken Co., Ltd. 14,300 141,099
Onward Holdings Co., Ltd. 88,900 305,234
Ootoya Holdings Co., Ltd. 2,200 72,503
Open House Group Co., Ltd. 49,701 1,847,738
Open Up Group, Inc. 20,300 270,400
Optex Group Co., Ltd. 16,100 172,917
Optim Corp. 10,500 41,290
Optorun Co., Ltd. 14,400 183,492
Oracle Corp. 6,200 597,715
Organo Corp. 16,400 782,721
Oricon, Inc. 3,100 16,912
Oriental Land Co., Ltd. 90,861 2,210,012
Oriental Shiraishi Corp. 55,200 138,793
Oro Co., Ltd. 5,500 86,910
Osaka Gas Co., Ltd. 44,800 965,262
#Osaka Organic Chemical
Industry, Ltd. 8,700 169,516
#OSAKA Titanium
Technologies Co., Ltd. 27,600 393,548
Osaki Electric Co., Ltd. 22,500 117,578
OSG Corp. 52,200 620,095
Otsuka Corp. 37,400 843,633
Otsuka Holdings Co., Ltd. 28,300 1,722,617
OUG Holdings, Inc. 3,600 58,966
Pacific Industrial Co., Ltd. 32,800 297,369
PAL GROUP Holdings Co.,
Ltd. 31,400 630,783
PALTAC Corp. 15,850 430,159
Pan Pacific International
Holdings Corp. 109,000 2,739,222
Panasonic Holdings Corp. 427,290 3,472,739
Paraca, Inc. 1,600 18,487
Paramount Bed Holdings Co.,
Ltd. 14,100 244,835
Park24 Co., Ltd. 74,700 937,152
#Pasco Corp. 2,100 29,365
Pasona Group, Inc. 19,600 261,076
PCI Holdings, Inc. 300 1,897

180
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Pegasus Co., Ltd. 14,400 $ 44,431
Penta-Ocean Construction
Co., Ltd. 248,500 1,038,700
People Dreams &
Technologies Group Co., Ltd. 4,700 50,911
*PeptiDream, Inc. 63,200 1,177,493
Persol Holdings Co., Ltd. 802,600 1,359,401
#Pharma Foods International
Co., Ltd. 10,400 65,885
#PHC Holdings Corp. 14,400 94,629
#PIA Corp. 3,100 63,699
Pickles Holdings Co., Ltd. 5,900 41,328
Pigeon Corp. 43,300 469,456
PILLAR Corp. 15,100 428,242
Pilot Corp. 17,400 543,389
Plus Alpha Consulting Co., Ltd. 16,300 230,923
Pola Orbis Holdings, Inc. 11,600 114,191
Pole To Win Holdings, Inc. 20,400 61,471
Port, Inc. 3,600 44,502
*PR Times Corp. 2,600 27,173
Premium Water Holdings, Inc. 3,700 70,684
Press Kogyo Co., Ltd. 60,700 220,764
Prestige International, Inc. 48,200 217,070
Prima Meat Packers, Ltd. 21,900 322,767
Procrea Holdings, Inc. 35,372 409,858
Pronexus, Inc. 1,200 10,249
#Pro-Ship, Inc. 6,500 63,880
Proto Corp. 18,500 173,432
PS Construction Co., Ltd. 5,940 38,333
Punch Industry Co., Ltd. 9,700 27,892
QB Net Holdings Co., Ltd. 9,800 65,172
Qol Holdings Co., Ltd. 17,600 164,764
Quick Co., Ltd. 6,100 81,013
Raccoon Holdings, Inc. 7,500 37,174
Raito Kogyo Co., Ltd. 26,800 393,225
Raiznext Corp. 13,900 143,722
#Raksul, Inc. 42,600 364,124
Rakus Co., Ltd. 42,100 572,112
*Rakuten Bank, Ltd. 39,800 818,862
*Rakuten Group, Inc. 71,900 435,530
Rasa Corp. 4,600 42,640
Rasa Industries, Ltd. 5,500 100,630
#Raysum Co., Ltd. 7,145 276,278
Recruit Holdings Co., Ltd. 190,700 11,934,634
#Relo Group, Inc. 58,200 716,587
#Renaissance, Inc. 5,100 34,653
Renesas Electronics Corp. 341,300 4,727,674
Rengo Co., Ltd. 179,800 1,093,496
#*RENOVA, Inc. 29,000 165,823
Resona Holdings, Inc. 477,383 3,196,656
Resonac Holdings Corp. 120,600 2,947,604
Resorttrust, Inc. 43,500 795,608
Restar Corp. 8,400 146,190
Retail Partners Co., Ltd. 11,800 101,635
Rheon Automatic Machinery
Co., Ltd. 6,200 58,327
Ricoh Co., Ltd. 128,400 1,409,808
Riken Keiki Co., Ltd. 8,800 252,460
Shares Value †
JAPAN — (Continued)
Riken Technos Corp. 20,500 $ 141,041
Riken Vitamin Co., Ltd. 10,500 184,392
#Ringer Hut Co., Ltd. 8,300 123,689
Rinnai Corp. 26,300 580,473
Rion Co., Ltd. 4,000 65,413
Riso Kagaku Corp. 5,860 136,185
Riso Kyoiku Co., Ltd. 29,623 54,841
Rix Corp. 900 16,272
robot home, Inc. 10,400 9,149
Rock Field Co., Ltd. 2,300 22,045
Rohm Co., Ltd. 123,300 1,389,427
Rohto Pharmaceutical Co.,
Ltd. 83,900 1,896,391
Rokko Butter Co., Ltd. 8,459 79,190
Roland Corp. 7,400 190,435
Rorze Corp. 75,000 1,134,909
Round One Corp. 153,500 981,513
#Royal Holdings Co., Ltd. 17,800 290,152
#RS Technologies Co., Ltd. 11,100 292,939
#Ryobi, Ltd. 17,001 212,840
RYODEN Corp. 8,100 129,962
Ryohin Keikaku Co., Ltd. 143,600 2,368,116
#Ryoyo Ryosan Holdings, Inc. 13,068 221,510
S Foods, Inc. 10,700 196,544
S&B Foods, Inc. 1,400 45,035
Sac's Bar Holdings, Inc. 8,621 51,559
Saibu Gas Holdings Co., Ltd. 9,100 106,936
Saizeriya Co., Ltd. 21,300 788,656
Sakai Chemical Industry Co.,
Ltd. 8,900 160,559
Sakai Heavy Industries, Ltd. 4,200 65,816
Sakai Moving Service Co., Ltd. 8,200 133,450
Sakata INX Corp. 32,500 331,347
Sakata Seed Corp. 12,900 300,640
#Sakura Internet, Inc. 9,600 298,099
Sala Corp. 30,100 167,370
#Samco, Inc. 1,300 28,206
*SAMTY Holdings Co., Ltd. 15,700 339,613
San Holdings, Inc. 6,400 46,721
San ju San Financial Group,
Inc. 5,390 59,836
San-A Co., Ltd. 25,000 470,212
San-Ai Obbli Co., Ltd. 38,000 468,249
Sangetsu Corp. 24,300 446,836
San-In Godo Bank, Ltd. (The) 79,700 648,797
*Sanix, Inc. 12,200 21,705
*Sanken Electric Co., Ltd. 19,900 798,613
Sanki Engineering Co., Ltd. 27,700 437,345
Sanko Gosei, Ltd. 19,400 77,944
Sanko Metal Industrial Co.,
Ltd. 1,200 31,512
Sankyo Co., Ltd. 111,500 1,492,523
Sankyo Frontier Co., Ltd. 4,600 59,793
Sankyo Tateyama, Inc. 20,001 98,479
Sankyu, Inc. 35,500 1,242,646
Sanoh Industrial Co., Ltd. 23,800 114,996
Sanrio Co., Ltd. 57,100 1,567,649
Sansei Technologies, Inc. 6,300 56,124

181
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Sansha Electric Manufacturing
Co., Ltd. 5,100 $ 33,883
Sanshin Electronics Co., Ltd. 5,100 68,435
Santec Holdings Corp. 2,700 100,148
Santen Pharmaceutical Co.,
Ltd. 174,400 2,094,059
Sanwa Holdings Corp. 93,300 2,404,699
Sanyo Chemical Industries,
Ltd. 10,200 277,893
Sanyo Denki Co., Ltd. 7,100 418,566
#Sanyo Electric Railway Co.,
Ltd. 5,059 67,387
Sanyo Special Steel Co., Ltd. 24,000 299,833
Sanyo Trading Co., Ltd. 15,000 145,347
#Sapporo Holdings, Ltd. 47,500 2,288,856
Sato Holdings Corp. 19,800 279,078
Sato Shoji Corp. 8,200 73,966
#Satori Electric Co., Ltd. 7,500 94,436
Sawai Group Holdings Co.,
Ltd. 71,700 964,473
SBI Global Asset Management
Co., Ltd. 16,300 65,275
SBI Holdings, Inc. 43,030 960,177
SBI Sumishin Net Bank, Ltd. 23,000 408,587
SBS Holdings, Inc. 16,500 272,319
SCREEN Holdings Co., Ltd. 27,800 1,830,520
Scroll Corp. 21,200 133,192
SCSK Corp. 30,800 579,705
Secom Co., Ltd. 21,600 774,381
Seed Co., Ltd. 10,000 32,693
Sega Sammy Holdings, Inc. 95,000 1,802,708
#Segue Group Co., Ltd. 4,900 19,011
Seibu Holdings, Inc. 71,600 1,608,033
Seika Corp. 4,300 109,952
#Seikitokyu Kogyo Co., Ltd. 20,100 196,744
Seiko Epson Corp. 72,200 1,331,191
Seiko Group Corp. 19,200 492,211
Seino Holdings Co., Ltd. 66,600 1,075,787
Seiren Co., Ltd. 24,300 411,421
Sekisui Chemical Co., Ltd. 96,700 1,377,574
Sekisui House, Ltd. 128,800 3,142,103
Sekisui Kasei Co., Ltd. 12,300 30,200
SEMITEC Corp. 4,400 52,312
Senko Group Holdings Co.,
Ltd. 66,500 627,346
Senshu Electric Co., Ltd. 8,800 296,366
Senshu Ikeda Holdings, Inc. 196,740 441,721
Septeni Holdings Co., Ltd. 38,600 113,526
Seria Co., Ltd. 30,901 642,059
Seven & i Holdings Co., Ltd. 645,500 9,318,592
Seven Bank, Ltd. 401,700 850,736
#SFP Holdings Co., Ltd. 1,600 20,493
SG Holdings Co., Ltd. 114,800 1,153,087
Sharingtechnology, Inc. 5,700 29,674
#Sharp Corp. 70,100 431,530
Shibaura Electronics Co., Ltd. 10,800 252,408
Shibaura Machine Co., Ltd. 19,900 489,906
Shibaura Mechatronics Corp. 10,900 778,546
Shares Value †
JAPAN — (Continued)
Shibusawa Warehouse Co.,
Ltd. (The) 4,200 $ 86,992
Shibuya Corp. 9,500 231,692
#*SHIFT, Inc. 6,400 653,340
Shiga Bank, Ltd. (The) 18,000 391,137
Shikibo, Ltd. 4,398 29,190
Shikoku Bank, Ltd. (The) 20,600 127,258
Shikoku Electric Power Co.,
Inc. 67,500 608,419
Shima Seiki Manufacturing,
Ltd. 15,600 117,365
*Shimadaya Corp. 3,800 36,771
Shimadzu Corp. 44,000 1,314,873
Shimamura Co., Ltd. 13,200 683,289
Shimano, Inc. 7,000 1,046,151
Shimizu Bank, Ltd. (The) 12,400 116,165
Shimizu Corp. 200,600 1,339,309
Shimojima Co., Ltd. 5,800 50,451
Shin Maint Holdings Co., Ltd. 2,200 21,404
Shin Nippon Air Technologies
Co., Ltd. 6,300 139,793
#Shin Nippon Biomedical
Laboratories, Ltd. 10,500 85,613
Shinagawa Refractories Co.,
Ltd. 19,100 224,949
#Shindengen Electric
Manufacturing Co., Ltd. 6,600 104,162
Shin-Etsu Chemical Co., Ltd. 233,500 8,821,878
Shin-Etsu Polymer Co., Ltd. 24,000 251,462
Shinko Electric Industries Co.,
Ltd. 23,100 828,158
Shinko Shoji Co., Ltd. 15,600 99,033
Shinmaywa Industries, Ltd. 43,300 387,732
Shinnihonseiyaku Co., Ltd. 4,600 52,636
Shinobu Foods Products Co.,
Ltd. 5,400 32,898
Shinsho Corp. 2,400 98,159
Shinwa Co., Ltd. 8,500 41,238
Shinwa Co., Ltd. 4,900 86,532
Shionogi & Co., Ltd. 131,100 1,883,984
Ship Healthcare Holdings, Inc. 52,928 808,210
Shiseido Co., Ltd. 26,000 573,511
Shizuoka Financial Group, Inc. 155,800 1,255,503
Shizuoka Gas Co., Ltd. 36,000 241,773
SHO-BOND Holdings Co., Ltd. 16,400 579,451
Shoei Co., Ltd. 32,400 501,341
Shoei Foods Corp. 6,400 185,498
Shofu, Inc. 12,000 179,143
Showa Sangyo Co., Ltd. 13,500 256,485
SIGMAXYZ Holdings, Inc. 19,200 217,934
Siix Corp. 24,200 179,206
Simplex Holdings, Inc. 18,300 300,345
Sinanen Holdings Co., Ltd. 3,600 153,383
Sinfonia Technology Co., Ltd. 15,600 538,690
SKY Perfect JSAT Holdings,
Inc. 100,100 580,261
#Skylark Holdings Co., Ltd. 153,100 2,378,540
#*Smaregi, Inc. 1,900 36,472
SMC Corp. 1,300 564,976

182
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#SMK Corp. 2,400 $ 37,420
SMS Co., Ltd. 43,100 488,226
Socionext, Inc. 61,400 1,177,816
Soda Nikka Co., Ltd. 9,000 68,479
Sodick Co., Ltd. 34,800 176,827
SoftBank Corp. 3,266,000 4,133,824
Softcreate Holdings Corp. 8,400 120,106
Software Service, Inc. 1,300 109,240
Sohgo Security Services Co.,
Ltd. 112,000 782,327
Sojitz Corp. 90,200 1,869,433
Soken Chemical & Engineering
Co., Ltd. 4,100 86,266
Solasto Corp. 29,100 93,609
Soliton Systems KK 4,500 37,873
Sompo Holdings, Inc. 208,225 4,543,837
Sony Group Corp. 893,000 15,966,424
#Sony Group Corp., ADR 191,236 3,365,754
Sotetsu Holdings, Inc. 31,058 488,833
Sparx Group Co., Ltd. 13,440 122,643
SPK Corp. 3,300 44,412
#S-Pool, Inc. 23,100 55,504
Square Enix Holdings Co., Ltd. 15,600 611,608
*SRE Holdings Corp. 4,400 112,654
SRS Holdings Co., Ltd. 3,000 22,747
#ST Corp. 6,400 62,225
St Marc Holdings Co., Ltd. 3,900 59,527
Star Mica Holdings Co., Ltd. 16,000 67,750
Star Micronics Co., Ltd. 29,000 376,386
Startia Holdings, Inc. 1,300 16,685
Starts Corp., Inc. 22,400 520,571
Starzen Co., Ltd. 6,300 122,960
#St-Care Holding Corp. 8,100 39,510
Stella Chemifa Corp. 6,300 188,183
Step Co., Ltd. 1,700 22,611
STI Foods Holdings, Inc. 1,100 41,306
Strike Co., Ltd. 6,300 155,716
#Studio Alice Co., Ltd. 6,500 87,264
Subaru Corp. 323,000 5,898,076
Sugi Holdings Co., Ltd. 37,600 642,279
Sugimoto & Co., Ltd. 10,200 92,542
#SUMCO Corp. 228,000 2,234,722
Sumida Corp. 25,800 160,906
Suminoe Textile Co., Ltd. 2,900 39,200
Sumitomo Bakelite Co., Ltd. 39,300 1,046,710
Sumitomo Chemical Co., Ltd. 613,700 1,652,246
Sumitomo Corp. 98,600 2,100,489
Sumitomo Electric Industries,
Ltd. 216,500 3,386,255
Sumitomo Forestry Co., Ltd. 105,600 4,124,865
Sumitomo Heavy Industries,
Ltd. 56,600 1,280,444
Sumitomo Metal Mining Co.,
Ltd. 88,200 2,484,597
Sumitomo Mitsui Construction
Co., Ltd. 65,020 166,045
Sumitomo Mitsui Financial
Group, Inc. 327,849 7,044,476
Shares Value †
JAPAN — (Continued)
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 23,500 $ 300,095
Sumitomo Mitsui Trust
Holdings, Inc. 140,188 3,108,847
Sumitomo Osaka Cement Co.,
Ltd. 24,900 617,249
#*Sumitomo Pharma Co., Ltd. 106,800 370,198
Sumitomo Realty &
Development Co., Ltd. 59,700 1,802,856
Sumitomo Riko Co., Ltd. 31,300 323,017
Sumitomo Rubber Industries,
Ltd. 122,033 1,263,792
Sumitomo Seika Chemicals
Co., Ltd. 5,300 177,102
Sumitomo Warehouse Co.,
Ltd. (The) 30,600 538,174
Sun Frontier Fudousan Co.,
Ltd. 24,100 290,007
#Suncall Corp. 15,000 39,291
Sundrug Co., Ltd. 29,500 732,247
Suntory Beverage & Food, Ltd. 34,900 1,183,381
Sun-Wa Technos Corp. 10,900 155,351
#SUNWELS Co., Ltd. 5,800 69,451
Suruga Bank, Ltd. 99,200 715,061
Suzuden Corp. 5,000 58,657
Suzuken Co., Ltd. 38,760 1,273,806
Suzuki Co., Ltd. 5,900 73,322
Suzuki Motor Corp. 324,400 3,284,996
SWCC Corp. 35,500 1,265,485
Sysmex Corp. 103,600 1,940,736
System Research Co., Ltd. 6,800 64,596
System Support, Inc. 4,300 51,857
Systems Engineering
Consultants Co., Ltd. 1,100 29,608
Systena Corp. 204,100 489,063
Syuppin Co., Ltd. 12,000 83,821
T Hasegawa Co., Ltd. 13,100 286,811
T RAD Co., Ltd. 2,600 57,436
T&D Holdings, Inc. 89,600 1,452,011
Tachibana Eletech Co., Ltd. 9,520 158,807
Tachi-S Co., Ltd., Class S 24,900 289,989
Tadano, Ltd. 61,300 395,065
Taihei Dengyo Kaisha, Ltd. 7,300 246,808
Taiheiyo Cement Corp. 73,822 1,630,796
Taiho Kogyo Co., Ltd. 14,500 58,543
Taikisha, Ltd. 10,800 346,352
Taiko Bank, Ltd. (The) 1,200 10,714
Taisei Corp. 42,500 1,802,954
Taisei Lamick Co., Ltd. 3,200 54,137
Taiyo Holdings Co., Ltd. 22,500 601,182
Taiyo Yuden Co., Ltd. 46,300 832,382
Takamatsu Construction
Group Co., Ltd. 8,300 161,668
Takamiya Co., Ltd. 11,001 32,066
Takaoka Toko Co., Ltd. 10,280 132,680
Takara & Co., Ltd. 5,400 95,149
Takara Bio, Inc. 27,600 184,815
Takara Holdings, Inc. 73,500 580,231
Takara Standard Co., Ltd. 31,800 348,219

183
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Takasago International Corp. 10,000 $ 342,032
Takasago Thermal
Engineering Co., Ltd. 20,100 651,065
Takashima & Co., Ltd. 7,400 58,977
Takashimaya Co., Ltd. 313,200 2,509,507
#Takasho Co., Ltd. 7,622 24,268
Take And Give Needs Co., Ltd. 9,700 55,974
TAKEBISHI Corp. 4,700 64,425
Takeda Pharmaceutical Co.,
Ltd. 231,908 6,491,749
Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 5,264 73,380
Takeuchi Manufacturing Co.,
Ltd. 24,000 760,217
#Taki Chemical Co., Ltd. 3,900 95,116
Takuma Co., Ltd. 15,800 166,065
#Tama Home Co., Ltd. 22,800 576,268
Tamron Co., Ltd. 22,800 654,101
Tamura Corp. 55,501 204,405
Tanseisha Co., Ltd. 12,600 67,332
TASUKI Holdings, Inc. 8,200 37,736
Tayca Corp. 8,800 95,207
#Tazmo Co., Ltd. 5,100 124,215
#TBK Co., Ltd. 12,900 23,374
#TDC Soft, Inc. 13,000 106,253
TDK Corp. 750,500 9,077,934
TDK Corp., ADR 104,370 1,222,173
TechMatrix Corp. 24,100 352,818
TECHNO HORIZON Co., Ltd. 4,700 11,231
Techno Smart Corp. 2,000 22,229
TechnoPro Holdings, Inc. 69,900 1,265,152
Tecnos Japan, Inc. 4,000 16,964
Teijin, Ltd. 135,416 1,221,478
Teikoku Electric Manufacturing
Co., Ltd. 6,500 121,828
Tekken Corp. 6,100 96,190
#Temairazu, Inc. 1,600 33,927
Tenma Corp. 8,000 154,249
#Tenpos Holdings Co., Ltd. 800 16,937
Tera Probe, Inc. 2,800 60,108
#Terasaki Electric Co., Ltd. 3,600 56,319
Terumo Corp. 59,700 1,154,024
Tess Holdings Co., Ltd. 25,000 46,283
#T-Gaia Corp. 5,900 103,262
THK Co., Ltd. 86,800 1,461,625
TIS, Inc. 85,000 2,134,975
TKC Corp. 10,600 276,265
#*TKP Corp. 5,700 46,289
TOA Corp. 36,400 237,051
TOA ROAD Corp. 24,000 199,626
*TOBISHIMA HOLDINGS, Inc. 16,600 166,082
Tobu Railway Co., Ltd. 49,300 801,519
Tocalo Co., Ltd. 37,700 445,495
Tochigi Bank, Ltd. (The) 26,400 45,235
Toda Corp. 140,500 855,590
#*Toda Kogyo Corp. 3,500 39,705
Toei Animation Co., Ltd. 15,000 342,688
#Toell Co., Ltd. 4,200 21,286
Toenec Corp. 25,500 159,537
Shares Value †
JAPAN — (Continued)
Togami Electric Manufacturing
Co., Ltd. 1,400 $ 29,824
Toho Bank, Ltd. (The) 152,300 263,957
Toho Co., Ltd. 8,600 328,982
Toho Co., Ltd. 5,000 89,545
Toho Gas Co., Ltd. 31,200 782,637
Toho Holdings Co., Ltd. 31,400 939,372
#Toho Titanium Co., Ltd. 27,700 186,576
*Toho Zinc Co., Ltd. 6,400 41,091
Tohoku Bank, Ltd. (The) 1,800 12,561
Tohoku Electric Power Co.,
Inc. 123,600 1,220,786
#Tokai Carbon Co., Ltd. 158,727 905,210
Tokai Corp. 8,900 127,665
TOKAI Holdings Corp. 54,100 332,431
Tokai Rika Co., Ltd. 32,400 462,417
Tokai Tokyo Financial
Holdings, Inc. 72,900 226,369
Tokio Marine Holdings, Inc. 264,800 9,679,346
Tokushu Tokai Paper Co., Ltd. 5,500 135,762
Tokuyama Corp. 42,060 747,733
*Tokyo Electric Power Co.
Holdings, Inc. 383,488 1,567,939
Tokyo Electron Device, Ltd. 14,400 326,617
Tokyo Electron, Ltd. 45,800 7,035,746
Tokyo Energy & Systems, Inc. 11,000 82,468
Tokyo Gas Co., Ltd. 58,300 1,442,525
Tokyo Individualized
Educational Institute, Inc. 14,100 37,026
#Tokyo Keiki, Inc. 7,600 150,428
Tokyo Kiraboshi Financial
Group, Inc. 26,212 714,130
Tokyo Ohka Kogyo Co., Ltd. 33,000 782,294
Tokyo Rope Manufacturing
Co., Ltd. 5,300 39,352
Tokyo Sangyo Co., Ltd. 14,300 65,058
Tokyo Seimitsu Co., Ltd. 26,700 1,493,587
Tokyo Steel Manufacturing
Co., Ltd. 40,600 405,667
Tokyo Tatemono Co., Ltd. 111,900 1,852,328
Tokyo Tekko Co., Ltd. 6,300 224,165
Tokyotokeiba Co., Ltd. 11,800 323,420
Tokyu Construction Co., Ltd. 62,200 282,161
Tokyu Corp. 70,100 868,398
Tokyu Fudosan Holdings Corp. 628,525 3,994,997
Toli Corp. 21,200 57,619
Tomato Bank, Ltd. 5,200 37,756
Tomen Devices Corp. 2,600 106,850
Tomoe Engineering Co., Ltd. 3,600 89,217
Tomoku Co., Ltd. 7,000 106,936
TOMONY Holdings, Inc. 186,300 486,771
Tomy Co., Ltd. 63,500 1,693,750
Tonami Holdings Co., Ltd. 2,700 104,402
Topcon Corp. 101,300 1,044,090
Topre Corp. 32,700 383,405
Topy Industries, Ltd. 13,601 174,114
Toray Industries, Inc. 387,200 2,125,565
Torex Semiconductor, Ltd. 2,100 21,369
#Toridoll Holdings Corp. 33,300 861,548

184
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Torishima Pump
Manufacturing Co., Ltd. 10,100 $ 186,054
Tosei Corp. 25,800 406,669
Toshiba TEC Corp. 19,000 437,190
Tosho Co., Ltd. 7,900 35,370
Tosoh Corp. 132,100 1,656,399
Totech Corp. 12,000 208,607
Totetsu Kogyo Co., Ltd. 16,700 361,792
TOTO, Ltd. 56,799 1,599,657
#Tottori Bank, Ltd. (The) 1,200 9,658
Towa Bank, Ltd. (The) 9,577 36,466
#Towa Corp. 101,100 1,346,009
Towa Pharmaceutical Co., Ltd. 23,900 494,239
Toyo Construction Co., Ltd. 48,800 420,643
Toyo Corp. 8,100 84,390
Toyo Engineering Corp. 18,300 89,983
#Toyo Gosei Co., Ltd. 200 9,519
Toyo Kanetsu KK 4,700 138,385
Toyo Machinery & Metal Co.,
Ltd. 7,600 30,335
Toyo Seikan Group Holdings,
Ltd. 50,000 752,010
Toyo Suisan Kaisha, Ltd. 10,500 622,590
Toyo Tanso Co., Ltd. 8,200 287,464
Toyo Tire Corp. 87,700 1,260,301
Toyobo Co., Ltd. 110,801 709,941
Toyoda Gosei Co., Ltd. 44,300 763,417
Toyota Boshoku Corp. 57,900 780,362
Toyota Motor Corp. 2,532,700 44,601,791
#Toyota Motor Corp.,
Sponsored ADR 12,541 2,169,844
Toyota Tsusho Corp. 212,400 3,685,365
Traders Holdings Co., Ltd. 16,320 87,319
Trancom Co., Ltd. 4,000 271,000
Transaction Co., Ltd. 7,700 124,757
*Transaction Media Networks,
Inc. 8,900 25,299
Transcosmos, Inc. 10,037 220,079
TRE Holdings Corp. 37,544 444,144
#Treasure Factory Co., Ltd. 11,100 98,375
Trend Micro, Inc. 29,800 1,578,965
Trusco Nakayama Corp. 25,700 382,653
Tsubaki Nakashima Co., Ltd. 28,900 131,670
Tsubakimoto Chain Co. 44,700 569,002
Tsubakimoto Kogyo Co., Ltd. 4,500 55,953
#Tsuburaya Fields Holdings,
Inc. 26,100 353,826
Tsugami Corp. 32,100 302,192
Tsukishima Holdings Co., Ltd. 15,400 139,821
Tsukuba Bank, Ltd. 42,000 62,590
Tsumura & Co. 39,400 1,295,098
Tsuruha Holdings, Inc. 20,500 1,149,319
Tsuzuki Denki Co., Ltd. 7,400 121,499
UACJ Corp. 23,190 770,336
UBE Corp. 73,720 1,226,126
Ubicom Holdings, Inc. 4,900 43,330
Uchida Yoko Co., Ltd. 5,700 245,849
#UEX, Ltd. 6,200 39,441
Ukai Co., Ltd. 1,800 44,136
Shares Value †
JAPAN — (Continued)
ULS Group, Inc. 900 $ 32,024
Ulvac, Inc. 31,500 1,517,873
Umenohana Co., Ltd. 3,600 21,979
U-Next Holdings Co., Ltd. 12,500 402,921
Unicharm Corp. 34,500 1,112,290
#Union Tool Co. 4,900 232,575
Unipres Corp. 36,762 271,024
United Arrows, Ltd. 18,100 259,751
#United Super Markets
Holdings, Inc. 39,500 216,268
UNITED, Inc. 13,800 68,853
#*Unitika, Ltd. 52,200 100,750
#Universal Entertainment
Corp. 21,801 187,489
Urbanet Corp Co., Ltd. 14,900 37,171
#User Local, Inc. 3,100 38,036
Ushio, Inc. 64,300 892,581
USS Co., Ltd. 153,300 1,291,212
UT Group Co., Ltd. 24,700 425,004
V Technology Co., Ltd. 7,300 117,557
Valor Holdings Co., Ltd. 36,800 509,269
Valqua, Ltd. 11,300 245,176
#Value HR Co., Ltd. 10,200 116,045
ValueCommerce Co., Ltd. 12,900 92,733
Vector, Inc. 21,000 132,211
Vertex Corp. 10,460 139,192
Vision, Inc. 21,000 145,997
#*Visional, Inc. 15,800 853,973
Vital KSK Holdings, Inc. 26,100 219,835
VT Holdings Co., Ltd. 59,236 182,773
Wacoal Holdings Corp. 32,200 1,008,119
Wacom Co., Ltd. 51,000 239,055
Wakachiku Construction Co.,
Ltd. 5,800 136,123
Wakita & Co., Ltd. 19,900 207,198
Warabeya Nichiyo Holdings
Co., Ltd. 8,500 115,286
Waseda Academy Co., Ltd. 3,100 34,170
#Watahan & Co., Ltd. 10,600 112,594
#WATAMI Co., Ltd. 9,500 66,670
#WDB Holdings Co., Ltd. 4,900 55,393
Wealth Management, Inc. 5,400 38,747
Weathernews, Inc. 2,600 103,266
Welcia Holdings Co., Ltd. 52,700 659,074
Wellnet Corp. 5,800 30,309
West Holdings Corp. 15,424 230,968
West Japan Railway Co. 60,900 1,084,266
Will Group, Inc. 7,700 49,640
WingArc1st, Inc. 10,400 223,259
Workman Co., Ltd. 7,100 181,083
World Co., Ltd. 22,800 289,032
World Holdings Co., Ltd. 6,100 76,928
#*W-Scope Corp. 39,600 93,589
Xebio Holdings Co., Ltd. 23,100 175,458
#YAC Holdings Co., Ltd. 6,600 95,712
Yahagi Construction Co., Ltd. 13,000 129,296
Yakult Honsha Co., Ltd. 36,800 801,591
YAKUODO Holdings Co., Ltd. 7,800 108,813

185
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
YAMABIKO Corp. 19,800 $ 325,743
YAMADA Consulting Group
Co., Ltd. 5,200 72,099
Yamada Corp. 900 30,901
Yamada Holdings Co., Ltd. 290,000 834,256
Yamae Group Holdings Co.,
Ltd. 9,700 125,385
Yamagata Bank, Ltd. (The) 12,000 76,573
Yamaguchi Financial Group,
Inc. 148,000 1,470,041
Yamaha Corp. 98,803 806,899
Yamaha Motor Co., Ltd. 441,700 3,926,222
Yamaichi Electronics Co., Ltd. 18,600 319,677
Yamami Co. 1,500 36,583
Yamanashi Chuo Bank, Ltd.
(The) 6,600 71,189
#Yamatane Corp. 4,600 99,504
Yamato Holdings Co., Ltd. 84,000 893,629
Yamau Holdings Co., Ltd. 1,800 19,970
#Yamaura Corp. 3,100 24,238
#Yamaya Corp. 2,500 47,038
Yamazaki Baking Co., Ltd. 68,400 1,397,412
Yamazen Corp. 38,500 336,156
Yaoko Co., Ltd. 10,700 650,816
Yashima Denki Co., Ltd. 8,600 97,786
Yaskawa Electric Corp. 39,900 1,166,942
YE DIGITAL Corp. 4,300 20,071
Yellow Hat, Ltd. 24,900 407,358
Yokogawa Bridge Holdings
Corp. 27,200 500,341
Yokogawa Electric Corp. 43,200 974,464
Yokohama Rubber Co., Ltd.
(The) 77,000 1,597,880
Yokorei Co., Ltd. 30,800 187,439
Yokowo Co., Ltd. 12,200 123,662
Yondenko Corp. 15,300 128,467
Yondoshi Holdings, Inc. 4,700 56,928
Yonex Co., Ltd. 32,400 409,028
*Yoshimura Food Holdings KK 4,800 43,801
Yoshinoya Holdings Co., Ltd. 34,700 708,010
Yossix Holdings Co., Ltd. 1,300 28,035
Yotai Refractories Co., Ltd. 8,000 87,760
Yuasa Trading Co., Ltd. 7,300 223,565
Yukiguni Maitake Co., Ltd. 14,400 98,978
Yurtec Corp. 27,900 272,360
Yushin Precision Equipment
Co., Ltd. 10,700 46,713
Zacros Corp. 8,900 253,284
Zenrin Co., Ltd. 17,050 90,777
Zensho Holdings Co., Ltd. 41,837 2,112,106
Zeon Corp. 116,900 1,098,971
ZERIA Pharmaceutical Co.,
Ltd. 14,900 227,914
ZIGExN Co., Ltd. 34,400 131,209
Zojirushi Corp. 13,400 141,016
ZOZO, Inc. 30,800 1,005,132
#Zuiko Corp. 4,800 43,139
TOTAL JAPAN 1,125,494,294
Shares Value †
KOREA, REPUBLIC OF — (3.5%)
*3S Korea Co., Ltd. 5,682 $ 8,729
*ABLBio, Inc. 20,711 562,799
Able C&C Co., Ltd. 4,892 25,630
*ADTechnology Co., Ltd. 1,492 19,428
Advanced Nano Products Co.,
Ltd. 930 58,630
Advanced Process Systems
Corp. 5,346 69,188
Aekyung Chemical Co., Ltd. 8,304 63,062
Aekyung Industrial Co., Ltd. 6,031 69,925
Ahnlab, Inc. 1,336 57,603
*Air Busan Co., Ltd. 20,975 36,174
AJ Networks Co., Ltd. 8,318 29,475
Ajin Industrial Co., Ltd. 26,488 51,920
AK Holdings, Inc. 2,913 26,386
*Alteogen, Inc. 994 271,189
*ALUKO Co., Ltd. 46,331 77,722
*Amicogen, Inc. 6,196 21,192
*Aminologics Co., Ltd. 9,612 8,379
Amorepacific Corp. 4,355 367,966
*Amotech Co., Ltd. 8,830 25,274
*Anam Electronics Co., Ltd. 17,188 15,880
*Ananti, Inc. 48,086 178,406
*Anapass, Inc. 731 9,996
*Anterogen Co., Ltd. 2,668 29,290
Asia Cement Co., Ltd. 12,838 99,913
ASIA Holdings Co., Ltd. 648 119,035
Asia Pacific Satellite, Inc. 5,010 42,295
Asia Paper Manufacturing Co.,
Ltd. 20,255 118,888
Atec Co., Ltd. 2,664 32,393
Avaco Co., Ltd. 3,386 38,399
Avatec Co., Ltd. 961 7,855
Baiksan Co., Ltd. 11,593 110,217
BGF Retail Co., Ltd. 4,943 414,424
BGFecomaterials Co., Ltd. 15,656 38,516
BH Co., Ltd. 19,756 239,506
*BHI Co., Ltd. 13,935 114,408
*Binex Co., Ltd. 8,853 130,229
Binggrae Co., Ltd. 4,282 196,414
Bio Plus Co., Ltd. 22,625 87,385
*Biodyne Co., Ltd. 7,758 116,089
*Bioneer Corp. 2,239 38,696
*BioSmart Co., Ltd. 2,999 7,986
*BNC Korea Co., Ltd. 30,915 107,530
BNK Financial Group, Inc. 140,090 958,297
Boditech Med, Inc. 9,403 106,772
BoKwang Industry Co., Ltd. 6,823 19,258
Bookook Securities Co., Ltd. 1,282 25,965
#Boryung 27,315 220,301
*Bosung Power Technology
Co., Ltd. 7,264 16,002
Brand X Co., Ltd. 8,787 53,168
*Bukwang Pharmaceutical
Co., Ltd. 6,407 22,587
BYC Co., Ltd. 1,130 26,530
Byucksan Corp. 20,689 29,909
*C&C International Corp. 2,772 134,583
*Cafe24 Corp. 8,661 150,940

186
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*CammSys Corp. 34,718 $ 26,793
Caregen Co., Ltd. 9,011 110,940
*Celltrion Pharm, Inc. 2,437 110,018
Celltrion, Inc. 15,004 1,984,225
*Chabiotech Co., Ltd. 3,191 39,841
Changhae Ethanol Co., Ltd. 2,313 15,671
Cheil Worldwide, Inc. 27,815 371,673
Chemtronics Co., Ltd. 6,199 88,268
Cheryong Electric Co., Ltd. 8,346 319,930
*ChinHung International, Inc. 42,461 22,923
*Chips&Media, Inc. 5,555 56,516
*Choil Aluminum Co., Ltd. 21,104 25,279
Chong Kun Dang
Pharmaceutical Corp. 5,343 398,015
Chongkundang Holdings Corp. 1,701 68,780
Choong Ang Vaccine
Laboratory 2,721 20,920
*<Chorokbaem Media Co., Ltd. 8,222 6,036
*Chunbo Co., Ltd. 302 12,189
*CJ CGV Co., Ltd. 52,724 215,099
CJ CheilJedang Corp. 6,580 1,308,848
CJ Corp. 10,102 752,526
*CJ ENM Co., Ltd. 13,761 627,222
CJ Freshway Corp. 4,516 58,021
CJ Logistics Corp. 7,323 465,913
*CKD Bio Corp. 2,559 47,471
Classys, Inc. 6,192 227,489
CLIO Cosmetics Co., Ltd. 1,954 31,434
*CMG Pharmaceutical Co.,
Ltd. 28,024 42,544
*Com2uS Holdings Corp. 3,827 65,031
*ContentreeJoongAng Corp. 2,018 13,307
Coocon Corp. 2,966 28,800
*Coreana Cosmetics Co., Ltd. 9,072 16,731
Cosmax, Inc. 5,324 582,168
*Cosmecca Korea Co., Ltd. 3,794 218,842
*CosmoAM&T Co., Ltd. 2,578 193,350
*Cosmochemical Co., Ltd. 2,545 39,558
Coway Co., Ltd. 27,933 1,275,202
COWELL FASHION Co., Ltd. 2,087 3,448
Cowintech Co., Ltd. 3,214 32,373
Creas F&C Co., Ltd. 1,788 8,486
*Creative & Innovative System 19,125 121,957
Creverse, Inc. 2,742 31,573
Crown Confectionery Co., Ltd. 1,955 12,084
*CrystalGenomics Invites Co.,
Ltd. 9,499 17,174
*CS Bearing Co., Ltd. 2,775 11,080
CS Wind Corp. 8,559 362,827
*CTC BIO, Inc. 3,624 20,589
*Cube Entertainment, Inc. 5,483 51,810
Cuckoo Homesys Co., Ltd. 8,292 133,693
*Curexo, Inc. 1,456 7,196
D.I Corp. 9,530 127,136
*DA Technology Co., Ltd. 14,300 2,103
Dae Hwa Pharmaceutical Co.,
Ltd. 3,436 42,328
Dae Won Kang Up Co., Ltd. 33,475 95,937
*Daea TI Co., Ltd. 12,451 24,090
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Daechang Co., Ltd. 24,606 $ 22,199
Daechang Forging Co., Ltd. 11,611 42,826
Daedong Corp. 15,269 92,057
Daeduck Electronics Co., Ltd. 20,736 258,899
Daehan New Pharm Co., Ltd. 9,174 51,853
*Dae-Il Corp. 20,536 54,763
*Daejoo Electronic Materials
Co., Ltd. 1,407 110,317
Daesang Corp. 20,077 299,700
Daesang Holdings Co., Ltd. 9,972 63,445
Daesung Energy Co., Ltd. 3,138 20,806
*Daesung Industrial Co., Ltd. 28,124 70,208
*Daewon Cable Co., Ltd. 42,490 84,364
Daewon Media Co., Ltd. 4,013 23,380
Daewon Pharmaceutical Co.,
Ltd. 7,760 80,693
*Daewoo Engineering &
Construction Co., Ltd. 134,230 343,843
Daewoong Co., Ltd. 17,983 338,159
Daewoong Pharmaceutical
Co., Ltd. 3,025 348,533
Daishin Securities Co., Ltd. 17,959 223,837
*Danal Co., Ltd. 33,495 76,941
Daol Investment & Securities
Co., Ltd. 23,957 48,608
*Dawonsys Co., Ltd. 6,662 53,682
DB Financial Investment Co.,
Ltd. 13,967 54,653
DB HiTek Co., Ltd. 22,979 649,406
DB Insurance Co., Ltd. 47,584 3,768,791
*Dear U Co., Ltd. 5,038 120,474
*Dentis Co., Ltd. 2,335 11,996
Dentium Co., Ltd. 4,318 246,251
*Devsisters Co., Ltd. 589 15,493
*Dexter Studios Co., Ltd. 5,862 31,859
DGB Financial Group, Inc. 100,783 596,665
DI Dong Il Corp. 10,506 294,625
Digital Daesung Co., Ltd. 12,951 69,354
*DIO Corp. 3,023 36,583
*DK Tech Co., Ltd. 3,062 18,305
DL Holdings Co., Ltd. 10,303 305,730
DMS Co., Ltd. 9,939 39,684
DN Automotive Corp. 17,805 248,367
DNF Co., Ltd. 2,095 16,062
Dohwa Engineering Co., Ltd. 10,699 51,712
Dong-A Hwasung Co., Ltd. 6,567 31,503
Dong-A Socio Holdings Co.,
Ltd. 2,431 219,142
Dong-A ST Co., Ltd. 3,557 197,955
Dongbang Transport Logistics
Co., Ltd. 29,861 50,093
Dongjin Semichem Co., Ltd. 27,788 544,685
Dongkoo Bio & Pharma Co.,
Ltd. 5,626 22,015
DongKook Pharmaceutical
Co., Ltd. 20,791 271,187
Dongkuk CM Co., Ltd. 3,282 15,269
Dongkuk Holdings Co., Ltd. 16,116 92,142
Dongkuk Industries Co., Ltd. 26,810 131,719

187
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Dongkuk Steel Mill Co., Ltd. 14,247 $ 90,128
*Dongkuk Structures &
Construction Co., Ltd. 21,280 38,859
Dongsuh Cos., Inc. 13,142 253,793
Dongsung Chemical Co., Ltd. 25,152 78,555
Dongsung Finetec Co., Ltd. 9,210 73,547
*Dongsung Pharmaceutical
Co., Ltd. 4,217 13,598
Dongwha Pharm Co., Ltd. 14,952 81,478
Dongwon F&B Co., Ltd. 5,592 129,062
Dongwon Systems Corp. 2,346 86,700
Dongwoon Anatech Co., Ltd. 9,783 154,189
Dongyang E&P, Inc. 4,094 55,773
*Dongyang Steel Pipe Co., Ltd. 34,293 18,240
Doosan Bobcat, Inc. 40,115 1,090,082
Doosan Co., Ltd. 4,892 710,758
*Doosan Enerbility Co., Ltd. 62,780 912,130
*Doosan Fuel Cell Co., Ltd. 3,846 48,632
Doosan Tesna, Inc. 7,375 160,326
Douzone Bizon Co., Ltd. 10,029 431,683
*Dream Security Co., Ltd. 7,439 18,463
Dreamtech Co., Ltd. 13,997 85,808
*DRTECH Corp. 4,570 10,200
*DSK Co., Ltd. 9,852 35,089
Duck Yang Industry Co., Ltd. 12,437 30,326
*Duk San Neolux Co., Ltd. 3,036 60,500
*Duksan Techopia Co., Ltd. 1,157 31,692
Dukshinepc Co., Ltd. 25,983 27,696
Duksung Co., Ltd. 4,706 22,780
DY Corp. 11,770 39,489
DY POWER Corp. 4,701 41,900
DYPNF Co., Ltd. 666 4,884
*<E Investment&Development
Co., Ltd. 33,589 6,353
E1 Corp. 1,188 64,048
Easy Bio, Inc. 11,835 30,145
Easy Holdings Co., Ltd. 27,105 51,067
*Echo Marketing, Inc. 9,101 69,708
Ecoplastic Corp. 26,459 54,260
#*Ecopro BM Co., Ltd. 4,363 539,052
*Ecopro Co., Ltd. 26,940 1,542,217
Ecopro HN Co., Ltd. 5,907 200,538
Elensys Co., Ltd. 11,204 41,974
Elentec Co., Ltd. 13,534 53,351
E-MART, Inc. 13,446 636,249
*EMRO, Inc. 3,191 120,934
EM-Tech Co., Ltd. 4,435 79,701
*Enchem Co., Ltd. 715 90,567
ENF Technology Co., Ltd. 8,787 103,343
*Enplus Co., Ltd. 4,712 4,630
EO Technics Co., Ltd. 1,476 183,003
*Eubiologics Co., Ltd. 7,865 87,769
Eugene Investment &
Securities Co., Ltd. 42,011 119,944
Eugene Technology Co., Ltd. 3,311 89,733
*EV Advanced Material Co.,
Ltd. 14,743 22,382
*E-World 11,186 13,982
*Exem Co., Ltd. 11,356 14,244
Shares Value †
KOREA, REPUBLIC OF — (Continued)
F&F Co., Ltd. 6,706 $ 303,714
F&F Holdings Co., Ltd. 4,983 48,891
FarmStory Co., Ltd. 25,593 24,184
Fila Holdings Corp. 25,698 743,007
*Fine M-Tec Co., Ltd. 10,903 46,851
#Fine Semitech Corp. 5,871 79,344
*Foosung Co., Ltd. 9,289 42,204
*FutureChem Co., Ltd. 3,143 53,750
Galaxia Moneytree Co., Ltd. 2,308 14,233
*GAMSUNG Corp. Co., Ltd. 36,874 97,128
*Gaon Cable Co., Ltd. 2,418 65,969
GC Cell Corp. 3,691 93,345
*GeneOne Life Science, Inc. 22,871 41,433
*Genexine, Inc. 12,813 67,965
*Genome & Co. 3,444 8,922
Genoray Co., Ltd. 3,867 16,729
*Giantstep, Inc. 1,986 9,455
Global Standard Technology
Co., Ltd. 11,308 126,109
*Global Tax Free Co., Ltd. 19,190 55,623
*GnBS Eco Co., Ltd. 6,126 14,605
GOLFZON Co., Ltd. 2,995 140,201
Gradiant Corp. 2,107 18,459
Grand Korea Leisure Co., Ltd. 20,070 166,668
Green Chemical Co., Ltd. 3,855 16,007
Green Cross Corp. 1,722 202,647
Green Cross Holdings Corp. 15,466 183,575
Green Cross Wellbeing Corp. 1,500 12,011
*Green Plus Co., Ltd. 1,493 9,953
*GS Engineering &
Construction Corp. 48,215 620,855
GS Global Corp. 30,174 68,329
GS Holdings Corp. 37,282 1,113,057
GS Retail Co., Ltd. 34,512 540,188
HAESUNG DS Co., Ltd. 7,383 143,380
Haesung Industrial Co., Ltd. 13,426 65,184
Han Kuk Carbon Co., Ltd. 15,534 122,696
Hana Financial Group, Inc. 140,676 6,106,154
Hana Materials, Inc. 3,820 82,490
Hana Micron, Inc. 29,221 240,756
Hana Pharm Co., Ltd. 3,142 25,364
*Hana Technology Co., Ltd. 445 9,142
Hana Tour Service, Inc. 6,440 230,067
*Hanall Biopharma Co., Ltd. 2,936 94,037
Hancom, Inc. 11,361 156,996
Handok, Inc. 5,594 56,224
Hanil Cement Co., Ltd. 8,323 85,582
Hanil Feed Co., Ltd. 7,542 22,407
Hanil Holdings Co., Ltd. 8,066 81,595
Hanil Hyundai Cement Co.,
Ltd. 4,694 46,872
Hanjin Kal Corp. 7,329 449,300
Hanjin Transportation Co., Ltd. 7,279 101,115
*Hankook Cosmetics Co., Ltd. 3,060 14,590
Hankook Cosmetics
Manufacturing Co., Ltd. 1,268 67,994
Hankook Shell Oil Co., Ltd. 368 86,400
Hanmi Pharm Co., Ltd. 2,214 514,193

188
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Hanmi Science Co., Ltd. 3,892 $ 134,669
Hanmi Semiconductor Co.,
Ltd. 17,322 1,154,800
HanmiGlobal Co., Ltd. 5,606 59,229
Hannong Chemicals, Inc. 1,594 20,133
Hanon Systems 102,450 294,729
*Hans Biomed Corp. 1,573 9,438
Hansae Co., Ltd. 11,518 128,451
Hanshin Machinery Co. 5,751 13,982
Hansol Chemical Co., Ltd. 4,508 413,233
Hansol Holdings Co., Ltd. 21,309 35,669
*Hansol IONES Co., Ltd. 2,692 13,206
Hansol Paper Co., Ltd. 4,248 28,843
Hansol Technics Co., Ltd. 24,852 78,518
Hanssem Co., Ltd. 370 14,264
Hanwha Aerospace Co., Ltd. 7,546 2,012,267
Hanwha Corp. 6,491 131,937
*Hanwha Engine 7,735 79,984
*Hanwha Galleria Corp. 102,658 95,517
Hanwha General Insurance
Co., Ltd. 56,729 196,907
*Hanwha Industrial Solutions
Co., Ltd. 8,358 256,191
*Hanwha Investment &
Securities Co., Ltd. 85,786 221,925
Hanwha Life Insurance Co.,
Ltd. 166,420 356,959
*Hanwha Ocean Co., Ltd. 6,516 126,307
Hanwha Solutions Corp. 53,247 827,644
Hanwha Systems Co., Ltd. 21,464 284,009
*Hanyang Digitech Co., Ltd. 5,314 45,978
Hanyang Eng Co., Ltd. 8,750 108,043
Hanyang Securities Co., Ltd. 5,778 51,709
Harim Co., Ltd. 42,694 88,946
Harim Holdings Co., Ltd. 41,022 160,224
HB SOLUTION Co., Ltd. 14,980 40,761
HD Hyundai Co., Ltd. 28,826 1,666,895
HD Hyundai Construction
Equipment Co., Ltd. 9,689 361,582
HD Hyundai Electric Co., Ltd. 6,447 1,529,995
*HD Hyundai Energy Solutions
Co., Ltd. 5,084 85,102
*HD Hyundai Heavy Industries
Co., Ltd. 249 32,947
HD Hyundai Infracore Co., Ltd. 100,566 484,612
*HD HYUNDAI MIPO 5,901 469,514
*HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 9,107 1,210,307
HDC Holdings Co., Ltd. 30,770 250,842
HDC Hyundai Development
Co-Engineering & Construction 11,802 169,504
*HD-Hyundai Marine Engine 5,102 70,726
*Helixmith Co., Ltd. 12,479 33,051
*Heung-A Shipping Co., Ltd.,
Class A 15,836 21,803
HFR, Inc. 1,421 9,978
Hite Jinro Co., Ltd. 18,970 291,423
Hitejinro Holdings Co., Ltd. 3,633 25,826
HK inno.N Corp. 6,876 247,137
Shares Value †
KOREA, REPUBLIC OF — (Continued)
HL Holdings Corp. 933 $ 23,629
HL Mando Co., Ltd. 27,077 713,224
*HLB Biostep Co., Ltd. 9,507 14,605
*HLB Global Co., Ltd. 7,378 21,653
*HLB Life Science Co., Ltd. 13,431 86,426
*HLB Therapeutics Co., Ltd. 3,891 26,194
*HLB, Inc. 6,248 298,817
Home Center Holdings Co.,
Ltd. 64,817 38,139
*Homecast Co., Ltd. 8,627 16,816
Hotel Shilla Co., Ltd. 10,468 338,314
HS Hyosung Advanced
Materials Corp. 1,615 311,297
*HS Hyosung Corp. 1,392 40,196
HS Industries Co., Ltd. 19,929 61,520
*Hugel, Inc. 2,160 427,304
Humedix Co., Ltd. 3,263 72,353
Huons Co., Ltd. 2,805 55,897
Huvitz Co., Ltd. 6,145 40,210
Hwa Shin Co., Ltd. 16,937 108,372
*Hwail Pharm Co., Ltd. 23,301 23,267
Hwaseung Enterprise Co., Ltd. 9,890 65,933
HYBE Co., Ltd. 3,987 535,934
Hyosung Corp. 6,256 225,760
Hyosung Heavy Industries
Corp. 2,851 828,443
Hyosung TNC Corp. 1,752 391,661
Hyundai Autoever Corp. 2,275 222,719
Hyundai Bioland Co., Ltd. 8,074 30,131
*Hyundai BNG Steel Co., Ltd. 5,472 52,737
Hyundai Department Store
Co., Ltd. 8,433 287,822
Hyundai Elevator Co., Ltd. 8,834 302,789
HYUNDAI EVERDIGM Corp. 8,077 51,037
Hyundai Ezwel Co., Ltd. 4,351 17,625
Hyundai Glovis Co., Ltd. 29,214 2,584,804
*Hyundai Livart Furniture Co.,
Ltd. 10,701 61,880
Hyundai Marine & Fire
Insurance Co., Ltd. 36,205 796,248
Hyundai Motor Co. 48,094 7,492,906
Hyundai Motor Securities Co.,
Ltd. 7,206 45,847
Hyundai Movex Co., Ltd. 10,109 22,599
Hyundai Pharmaceutical Co.,
Ltd. 4,127 11,618
Hyundai Rotem Co., Ltd. 27,415 1,239,635
Hyundai Steel Co. 48,362 888,389
Hyundai Wia Corp. 12,846 388,173
HyVision System, Inc. 8,222 103,192
i3system, Inc. 2,790 77,837
*ICD Co., Ltd. 8,448 28,711
iFamilySC Co., Ltd. 5,362 73,203
*Il Dong Pharmaceutical Co.,
Ltd. 3,758 37,035
Iljin Electric Co., Ltd. 14,279 258,160
Iljin Holdings Co., Ltd. 16,835 48,675
*Iljin Hysolus Co., Ltd. 739 11,246
Iljin Power Co., Ltd. 6,812 48,918

189
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Ilyang Pharmaceutical Co.,
Ltd. 5,023 $ 46,008
iMarketKorea, Inc. 13,942 84,965
InBody Co., Ltd. 4,681 82,765
Industrial Bank of Korea 108,303 1,106,574
Innocean Worldwide, Inc. 15,149 217,465
InnoWireless Co., Ltd. 1,043 13,121
Innox Advanced Materials Co.,
Ltd. 8,641 154,348
*Inscobee, Inc. 8,316 9,015
*Insun ENT Co., Ltd. 14,066 56,977
*Insung Information Co., Ltd. 10,891 16,889
Intellian Technologies, Inc. 1,115 41,772
*Interflex Co., Ltd. 4,817 35,604
<Interojo Co., Ltd. 5,768 78,056
iNtRON Biotechnology, Inc. 4,189 17,818
Inzi Controls Co., Ltd. 6,554 30,538
IS Dongseo Co., Ltd. 11,088 162,303
ISC Co., Ltd. 4,897 231,720
i-SENS, Inc. 5,148 72,072
*ISU Chemical Co., Ltd. 4,911 27,438
*ISU Specialty Chemical 6,025 177,257
IsuPetasys Co., Ltd. 41,726 1,100,599
*ITEK, Inc. 9,880 39,878
*ITM Semiconductor Co., Ltd. 831 11,200
*Jahwa Electronics Co., Ltd. 7,856 91,995
JASTECH, Ltd. 1,201 5,361
JB Financial Group Co., Ltd. 75,507 979,950
Jeil Pharmaceutical Co., Ltd. 554 5,640
*Jeju Air Co., Ltd. 20,174 139,171
*Jeju Semiconductor Corp. 24,208 212,609
*Jin Air Co., Ltd. 15,043 121,979
Jinsung T.E.C. 9,377 58,300
JLS Co., Ltd. 5,065 24,224
*JNK Global Co., Ltd. 8,277 21,772
*JNTC Co., Ltd. 7,362 111,230
*JoyCity Corp. 14,983 17,611
JS Corp. 4,136 52,359
Jusung Engineering Co., Ltd. 20,474 459,923
JVM Co., Ltd. 3,602 54,030
JW Holdings Corp. 20,264 43,979
JW Life Science Corp. 3,786 29,904
JW Pharmaceutical Corp. 8,930 174,717
*JW Shinyak Corp. 27,688 28,089
JYP Entertainment Corp. 14,280 505,491
K Car Co., Ltd. 11,602 109,378
K Ensol Co., Ltd. 3,020 34,511
Kakao Corp. 15,883 425,273
*Kakao Games Corp. 9,164 117,937
KakaoBank Corp. 11,652 182,801
*Kakaopay Corp. 3,396 60,414
*<Kanglim Co., Ltd. 21,473 2,941
Kangnam Jevisco Co., Ltd. 2,769 50,163
KB Financial Group, Inc. 125,369 8,203,493
KB Financial Group, Inc.,
Sponsored ADR 10,567 689,391
*KBI Metal Co., Ltd. 11,350 22,042
KC Tech Co., Ltd. 4,198 110,121
Shares Value †
KOREA, REPUBLIC OF — (Continued)
KCC Glass Corp. 2,968 $ 84,308
KCTC 10,520 34,457
KEC Corp. 102,417 67,165
*Kencoa Aerospace Co. 1,307 8,543
KEPCO Engineering &
Construction Co., Inc. 567 28,268
KEPCO Plant Service &
Engineering Co., Ltd. 11,551 375,407
*KEYEAST Co., Ltd. 2,081 6,711
KG Chemical Corp. 22,205 63,960
KG DONGBUSTEEL 26,745 132,368
KG Eco Solution Co., Ltd. 23,570 88,985
*KG Mobility Co. 29,451 96,143
KGMobilians Co., Ltd. 11,819 38,369
KH Vatec Co., Ltd. 11,899 79,930
*Kib Plug Energy 128,469 37,796
KINX, Inc. 1,850 94,109
KISWIRE, Ltd. 7,204 100,543
KIWOOM Securities Co., Ltd. 9,882 963,853
*KMW Co., Ltd. 4,900 28,264
*KNJ Co., Ltd. 3,543 40,796
*KNW Co., Ltd. 5,357 15,217
*KoBioLabs, Inc. 1,919 9,512
Koentec Co., Ltd. 9,065 48,609
Koh Young Technology, Inc. 9,615 76,502
Kolmar BNH Co., Ltd. 4,676 48,115
Kolmar Korea Co., Ltd. 6,075 312,114
Kolon Corp. 2,824 29,570
Kolon Enp, Inc. 9,777 40,171
Kolon Industries, Inc. 9,222 217,185
*Kolon Life Science, Inc. 1,390 18,997
KoMiCo, Ltd. 4,333 159,505
Korea Aerospace Industries,
Ltd. 21,897 928,242
*Korea Circuit Co., Ltd. 7,946 58,271
*Korea District Heating Corp. 798 26,484
*Korea Electric Power Corp. 22,122 370,303
*Korea Electric Power Corp.,
Class P, Sponsored ADR 17,075 142,576
Korea Electric Terminal Co.,
Ltd. 4,653 257,264
Korea Electronic Power
Industrial Development Co.,
Ltd. 12,324 113,506
Korea Fuel-Tech Corp. 9,314 34,219
*Korea Gas Corp. 7,867 223,468
*Korea Information &
Communications Co., Ltd. 12,085 70,934
Korea Information Certificate
Authority, Inc. 12,347 36,191
Korea Investment Holdings
Co., Ltd. 22,485 1,256,227
*Korea Line Corp. 170,816 222,927
Korea Movenex Co., Ltd. 19,194 50,002
Korea Petrochemical Ind Co.,
Ltd. 2,959 230,716
Korea Petroleum Industries
Co. 2,555 29,179
Korea Ratings Corp. 897 55,445

190
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Korea United Pharm, Inc. 7,310 $ 110,445
Korean Air Lines Co., Ltd. 114,050 1,975,214
Korean Reinsurance Co. 101,572 694,811
Koryo Credit Information Co.,
Ltd. 1,361 9,566
*KOSES Co., Ltd. 2,956 18,828
*KPS Corp. 2,232 9,607
*Krafton, Inc. 5,770 1,383,964
KSS LINE, Ltd. 15,769 110,040
*Kt alpha Co., Ltd. 4,456 13,320
#KT Corp., Sponsored ADR 8,932 140,500
KT Skylife Co., Ltd. 23,220 84,467
KT&G Corp. 26,815 2,131,598
KTCS Corp. 23,760 49,070
Kukdong Oil & Chemicals Co.,
Ltd. 16,985 45,786
Kukjeon Pharmaceutical Co.,
Ltd. 4,663 13,989
*Kum Yang Co., Ltd. 2,017 60,656
Kumho Petrochemical Co., Ltd. 11,064 1,143,280
*Kumho Tire Co., Inc. 86,601 278,315
Kumkang Kind Co., Ltd. 15,360 45,579
Kwang Dong Pharmaceutical
Co., Ltd. 27,894 111,980
KX Innovation Co., Ltd. 5,729 14,613
Kyeryong Construction
Industrial Co., Ltd. 6,236 59,965
Kyobo Securities Co., Ltd. 34,546 133,928
<Kyongbo Pharmaceutical
Co., Ltd. 2,094 8,467
Kyung Dong Navien Co., Ltd. 5,511 346,235
Kyungbang Co., Ltd. 6,447 29,011
KyungDong City Gas Co., Ltd. 601 8,201
Kyung-In Synthetic Corp. 21,619 47,076
L&C Bio Co., Ltd. 2,703 35,041
*L&F Co., Ltd. 1,771 151,562
*LabGenomics Co., Ltd. 42,113 105,435
*Lake Materials Co., Ltd. 21,782 234,393
*LB Semicon, Inc. 27,740 89,853
Lee Ku Industrial Co., Ltd. 5,377 17,280
LEENO Industrial, Inc. 4,050 535,891
LG Chem, Ltd. 9,133 2,074,779
LG Corp. 16,582 909,607
*LG Display Co., Ltd. 153,935 1,186,861
*LG Display Co., Ltd.,
Sponsored ADR 115,531 434,396
LG Electronics, Inc. 61,608 3,995,591
LG H&H Co., Ltd. 5,262 1,264,024
LG HelloVision Co., Ltd. 27,761 52,605
LG Innotek Co., Ltd. 8,807 1,133,423
LG Uplus Corp. 176,767 1,282,201
LIG Nex1 Co., Ltd. 7,395 1,328,957
LOT Vacuum Co., Ltd. 6,471 47,079
Lotte Chemical Corp. 7,848 542,536
Lotte Chilsung Beverage Co.,
Ltd. 3,118 275,649
Lotte Corp. 10,140 175,980
Lotte Energy Materials Corp. 4,700 129,761
LOTTE Himart Co., Ltd. 4,153 24,075
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Lotte Innovate Co., Ltd. 3,224 $ 53,266
*Lotte Non-Life Insurance Co.,
Ltd. 41,650 68,511
Lotte Rental Co., Ltd. 14,260 297,600
Lotte Shopping Co., Ltd. 6,552 313,356
Lotte Wellfood Co., Ltd. 2,279 215,514
LS Corp. 13,207 1,001,052
LS Eco Energy, Ltd. 3,772 74,757
LS Electric Co., Ltd. 7,773 824,051
LS Marine Solution Co., Ltd. 1,046 11,051
*LTC Co., Ltd. 1,289 10,303
*LVMC Holdings 64,099 101,722
LX Hausys, Ltd. 1,027 29,508
LX INTERNATIONAL Corp. 22,412 495,338
LX Semicon Co., Ltd. 6,574 293,448
M.I.Tech Co., Ltd. 4,104 25,248
Macquarie Korea Infrastructure
Fund 97,200 839,583
Macrogen, Inc. 3,682 47,306
Maeil Dairies Co., Ltd. 3,123 87,014
MAKUS, Inc. 4,065 25,922
*Manyo Co., Ltd. 8,836 117,429
Mcnex Co., Ltd. 8,700 109,506
*MDS Tech, Inc. 25,574 19,533
Medytox, Inc. 1,328 165,615
Meerecompany, Inc. 2,055 27,325
MegaStudyEdu Co., Ltd. 5,221 163,440
Meritz Financial Group, Inc. 80,431 5,985,698
*MiCo, Ltd. 50,048 348,160
*Micro Digital Co., Ltd. 1,286 10,726
*Mirae Asset Life Insurance
Co., Ltd. 30,218 115,398
Mirae Asset Securities Co.,
Ltd. 114,315 750,503
Miwon Commercial Co., Ltd. 888 129,661
Miwon Holdings Co., Ltd. 92 5,333
Miwon Specialty Chemical
Co., Ltd. 1,128 115,988
*MNTech Co., Ltd. 3,179 23,543
*Mobase Electronics Co., Ltd. 34,213 44,254
Modetour Network, Inc. 4,674 33,802
*MONAYONGPYONG 28,885 78,910
Moorim P&P Co., Ltd. 9,936 19,800
Moorim Paper Co., Ltd. 3,983 6,032
Motrex Co., Ltd. 10,167 74,263
mPlus Corp. 3,126 20,908
MS Autotech Co., Ltd. 27,843 62,647
Multicampus Co., Ltd. 2,082 44,582
Myoung Shin Industrial Co.,
Ltd. 20,517 202,048
*MyungMoon Pharm Co., Ltd. 6,052 10,043
Namhae Chemical Corp. 18,142 85,846
*Namuga Co., Ltd. 4,540 40,334
Namyang Dairy Products Co.,
Ltd. 264 132,191
*NanoenTek, Inc. 3,082 8,598
Nasmedia Co., Ltd. 1,832 20,391
*Nature & Environment Co.,
Ltd. 22,180 9,611

191
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Nature Holdings Co., Ltd.
(The) 7,760 $ 56,007
NAVER Corp. 3,271 402,949
NCSoft Corp. 2,860 450,761
Neowiz 6,260 94,807
*Nepes Ark Corp. 2,995 28,561
*NEPES Corp. 12,173 69,421
*Neptune Co. 9,889 37,048
Ω*Netmarble Corp. 7,841 329,549
New Power Plasma Co., Ltd. 16,242 57,200
Nexen Corp. 9,426 31,113
Nexen Tire Corp. 22,782 111,434
*Nexon Games Co., Ltd. 2,881 29,708
NEXTIN, Inc. 4,878 229,054
NH Investment & Securities
Co., Ltd. 82,553 799,807
NHN KCP Corp. 15,766 83,171
NICE Holdings Co., Ltd. 11,519 94,072
Nice Information &
Telecommunication, Inc. 3,655 49,581
NICE Information Service Co.,
Ltd. 19,081 153,892
NICE Total Cash Management
Co., Ltd. 10,640 39,707
Nong Shim Holdings Co., Ltd. 1,320 64,757
NongShim Co., Ltd. 1,795 487,121
NOROO Paint & Coatings Co.,
Ltd. 3,926 23,983
NOVAREX Co., Ltd. 10,083 71,969
NPC 4,179 14,778
OCI Co., Ltd. 2,862 149,944
OCI Holdings Co., Ltd. 7,323 365,089
Okong Corp. 1,284 2,517
ONEJOON Co., Ltd. 1,241 12,311
Openbase, Inc. 2,729 4,519
OptoElectronics Solutions Co.,
Ltd. 3,644 27,092
Oriental Precision &
Engineering Co., Ltd. 5,692 13,776
Orion Corp. 13,754 994,673
*Osteonic Co., Ltd. 3,919 16,358
Ottogi Corp. 995 303,908
Paik Kwang Industrial Co., Ltd. 13,521 93,569
Pan Ocean Co., Ltd. 245,482 632,383
#Paradise Co., Ltd. 26,588 203,841
Park Systems Corp. 3,134 485,997
Partron Co., Ltd. 39,240 202,740
*Pearl Abyss Corp. 2,262 63,434
*People & Technology, Inc. 15,424 587,900
PharmaResearch Co., Ltd. 4,435 724,705
*PharmGen Science, Inc. 13,358 46,075
*Pharmicell Co., Ltd. 8,215 30,181
*Philenergy Co., Ltd. 559 6,886
Philoptics Co., Ltd. 8,214 122,317
*PI Advanced Materials Co.,
Ltd. 5,296 79,248
*POND GROUP Co., Ltd. 1,202 5,209
Poongsan Corp. 16,363 822,893
Posco DX Co., Ltd. 19,256 380,934
Shares Value †
KOREA, REPUBLIC OF — (Continued)
POSCO Future M Co., Ltd. 763 $ 124,126
POSCO Holdings, Inc. 14,454 3,513,998
#POSCO Holdings, Inc.,
Sponsored ADR 24,749 1,487,662
Posco International Corp. 22,451 850,860
Posco M-Tech Co., Ltd. 975 11,375
POSCO Steeleon Co., Ltd. 1,374 36,092
*Power Logics Co., Ltd. 18,336 67,099
Protec Co., Ltd. 1,581 38,551
PSK, Inc. 11,669 175,881
Pulmuone Co., Ltd. 7,311 55,362
Pumtech Korea Co., Ltd. 2,076 55,736
*Rainbow Robotics 189 16,777
*Ray Co., Ltd. 3,072 18,454
Reyon Pharmaceutical Co.,
Ltd. 4,030 47,542
RFHIC Corp. 5,246 49,191
*RFTech Co., Ltd. 20,260 44,264
*Robostar Co., Ltd. 1,023 16,235
Rorze Systems Corp. 3,246 44,221
S&S Tech Corp. 7,400 125,478
S-1 Corp. 9,354 437,876
Sajo Industries Co., Ltd. 1,512 73,847
Sajodaerim Corp. 2,221 70,573
Sajodongaone Co., Ltd. 57,013 43,090
*Saltlux, Inc. 1,064 12,891
*Sam Chun Dang Pharm Co.,
Ltd. 1,403 137,555
Sam-A Aluminum Co., Ltd. 484 17,887
Sambo Motors Co., Ltd. 12,282 38,092
*Sambu Engineering &
Construction Co., Ltd. 49,046 18,481
Samchully Co., Ltd. 556 36,382
SAMHWA Paints Industrial
Co., Ltd. 9,403 50,286
Samick THK Co., Ltd. 4,660 30,222
*Samil Pharmaceutical Co.,
Ltd. 6,473 75,049
Samji Electronics Co., Ltd. 4,101 26,003
Samjin Pharmaceutical Co.,
Ltd. 1,240 16,569
Sammok S-Form Co., Ltd. 1,015 15,887
Ω*Samsung Biologics Co., Ltd. 1,438 1,044,113
*Samsung E&A Co., Ltd. 94,256 1,219,864
Samsung Electro-Mechanics
Co., Ltd. 12,414 1,065,085
Samsung Electronics Co., Ltd. 753,088 32,306,384
Samsung Electronics Co., Ltd.,
Registered, GDR 6,301 6,672,759
Samsung Fire & Marine
Insurance Co., Ltd. 20,997 5,119,921
*Samsung Heavy Industries
Co., Ltd. 123,359 857,256
Samsung Life Insurance Co.,
Ltd. 14,010 1,030,446
*Samsung Pharmaceutical
Co., Ltd. 17,422 19,783
Samsung SDI Co., Ltd. 10,702 2,535,909
Samsung SDS Co., Ltd. 12,300 1,275,456

192
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Samsung Securities Co., Ltd. 39,356 $ 1,309,015
SAMT Co., Ltd. 39,423 88,845
Samwha Capacitor Co., Ltd. 4,207 100,755
Samwha Electric Co., Ltd. 1,636 43,627
Samyang Corp. 1,271 45,728
Samyang Foods Co., Ltd. 2,688 1,012,870
Samyang Packaging Corp. 1,701 20,203
Samyoung Co., Ltd. 15,121 47,993
Sang-A Frontec Co., Ltd. 2,508 37,438
*Sangsangin Co., Ltd. 15,552 18,888
Sangsin Energy Display
Precision Co., Ltd. 5,049 36,843
Saramin Co., Ltd. 5,052 58,574
Satrec Initiative Co., Ltd. 445 13,608
*SD Biosensor, Inc. 28,141 184,956
*SDN Co., Ltd. 24,422 21,467
SeAH Besteel Holdings Corp. 11,568 166,311
SeAH Holdings Corp. 341 24,982
SeAH Steel Corp. 1,064 87,742
SeAH Steel Holdings Corp. 1,525 188,525
Seegene, Inc. 12,893 223,292
Segyung Hitech Co., Ltd. 9,912 52,146
Sejin Heavy Industries Co.,
Ltd. 29,075 142,636
Sekonix Co., Ltd. 11,366 45,052
#Seobu T&D 28,336 126,896
Seohan Co., Ltd. 72,096 41,534
*Seojin System Co., Ltd. 22,734 471,978
*Seoul Auction Co., Ltd. 1,930 11,035
Seoul Semiconductor Co., Ltd. 20,898 142,349
Seoyon Co., Ltd. 11,281 59,266
Seoyon E-Hwa Co., Ltd. 12,288 121,990
*<Sewon E&C Co., Ltd. 70,785 3,642
SFA Engineering Corp. 8,414 128,954
*SFA Semicon Co., Ltd. 34,738 92,635
S-Fuelcell Co., Ltd. 845 6,374
SGC Energy Co., Ltd. 4,830 93,100
Shin Heung Energy &
Electronics Co., Ltd. 12,015 65,560
Shindaeyang Paper Co., Ltd. 8,026 34,198
Shinhan Financial Group Co.,
Ltd. 80,248 2,983,132
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 16,332 617,676
Shinil Electronics Co., Ltd. 17,933 18,531
Shinsegae International, Inc. 4,736 44,958
Shinsegae, Inc. 4,528 504,642
Shinsung Delta Tech Co., Ltd. 8,576 278,099
*Shinsung E&G Co., Ltd. 31,167 32,929
*SHOWBOX Corp. 14,094 44,529
SIMMTECH Co., Ltd. 12,206 146,649
SJG Sejong 12,980 41,950
*SK Biopharmaceuticals Co.,
Ltd. 2,352 200,943
*SK Bioscience Co., Ltd. 2,382 93,381
SK D&D Co., Ltd. 1 6
SK Discovery Co., Ltd. 6,435 157,611
*SK Eternix Co., Ltd. 11,370 125,812
SK Gas, Ltd. 2,357 341,082
Shares Value †
KOREA, REPUBLIC OF — (Continued)
SK Hynix, Inc. 57,043 $ 7,700,805
Ω*SK IE Technology Co., Ltd. 3,301 82,286
*SK Oceanplant Co., Ltd. 9,891 96,115
SK Securities Co., Ltd. 222,263 82,302
SK Telecom Co., Ltd. 14,276 586,557
SK Telecom Co., Ltd., ADR 1,138 25,901
SK, Inc. 12,378 1,329,290
*SKC Co., Ltd. 2,606 286,471
SL Corp. 14,413 346,225
*SM Culture & Contents Co.,
Ltd. 13,412 16,435
SM Entertainment Co., Ltd. 6,096 313,193
*SM Life Design Group Co.,
Ltd. 6,814 6,942
*SMCore, Inc. 2,686 9,148
*SMEC Co., Ltd. 24,173 52,638
SNT Motiv Co., Ltd. 7,791 258,006
*SOCAR, Inc. 2,329 30,918
S-Oil Corp. 30,895 1,282,814
Solid, Inc. 33,850 112,343
*SOLUM Co., Ltd. 27,422 380,927
Solus Advanced Materials Co.,
Ltd. 6,345 57,749
Songwon Industrial Co., Ltd. 13,072 129,299
SOOP Co., Ltd. 5,602 389,704
Soosan Heavy Industries Co.,
Ltd. 27,222 34,323
Soulbrain Co., Ltd. 2,836 419,235
SPC Samlip Co., Ltd. 1,287 46,304
SPG Co., Ltd. 2,203 34,083
ST Pharm Co., Ltd. 3,527 256,346
Straffic Co., Ltd. 11,204 35,357
Suheung Co., Ltd. 3,938 45,144
*Sukgyung AT Co., Ltd. 880 28,759
Sun Kwang Co., Ltd. 1,576 17,953
Sung Kwang Bend Co., Ltd. 14,287 133,345
*Sungchang Enterprise
Holdings, Ltd. 29,049 29,175
*Sungeel Hitech Co., Ltd. 348 13,844
Sungshin Cement Co., Ltd. 15,087 88,008
Sungwoo Hitech Co., Ltd. 34,556 157,756
Sunjin Co., Ltd. 13,316 63,782
*SY Co., Ltd. 20,472 60,303
*Synergy Innovation Co., Ltd. 6,164 12,395
*Synopex, Inc. 48,739 254,997
Systems Technology, Inc. 2,361 37,297
T&L Co., Ltd. 2,941 143,853
Tae Kyung Industrial Co., Ltd. 12,164 45,747
Taeyang Metal Industrial Co.,
Ltd. 6,248 15,326
*Taihan Electric Wire Co., Ltd. 12,052 102,442
*Taihan Fiberoptics Co., Ltd. 38,694 28,656
TCC Steel 5,965 189,108
TechWing, Inc. 21,300 688,391
Telechips, Inc. 4,059 37,766
TES Co., Ltd. 1,791 21,868
*Thinkware Systems Corp. 2,319 17,796
TK Corp. 13,643 121,996
TKG Huchems Co., Ltd. 13,948 200,831

193
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
TLB Co., Ltd. 3,840 $ 38,400
Tokai Carbon Korea Co., Ltd. 3,511 217,529
Tongyang Life Insurance Co.,
Ltd. 19,151 84,792
*Tonymoly Co., Ltd. 13,547 72,251
*Top Engineering Co., Ltd. 9,145 25,845
Toptec Co., Ltd. 18,734 71,542
Tovis Co., Ltd. 8,847 133,667
TS Corp. 25,065 52,673
*TSI Co., Ltd. 3,477 15,319
*Tuksu Construction Co., Ltd. 6,652 30,127
*Tway Air Co., Ltd. 29,725 75,174
TYM Corp. 27,355 61,846
UBCare Co., Ltd. 5,498 15,179
Ubivelox, Inc. 4,780 23,692
*Uni-Chem Co., Ltd. 27,161 30,527
Unick Corp. 8,115 23,963
Unid Co., Ltd. 3,466 176,314
Union Semiconductor
Equipment & Materials Co.,
Ltd. 6,645 33,225
Uniquest Corp. 4,775 16,228
*Unison Co., Ltd. 26,914 13,594
UniTest, Inc. 2,869 21,372
Unitrontech Co., Ltd. 12,714 45,927
Value Added Technology Co.,
Ltd. 6,433 106,051
*VICTEK Co., Ltd. 5,240 18,967
*<Vidente Co., Ltd. 22,704 10,250
Vieworks Co., Ltd. 3,036 52,690
*Vina Tech Co., Ltd. 1,006 26,171
Vitzro Tech Co., Ltd. 7,851 39,084
Vitzrocell Co., Ltd. 7,372 100,323
*VM, Inc. 2,522 15,461
*VT Co., Ltd. 11,922 293,730
Webcash Corp. 3,918 20,328
*Wemade Max Co., Ltd. 5,117 37,154
WiSoL Co., Ltd. 11,337 50,359
Won Tech Co., Ltd. 18,781 78,390
*WONIK IPS Co., Ltd. 3,990 80,523
Wonik Materials Co., Ltd. 6,108 96,267
Wonik QnC Corp. 10,058 175,651
Woojin, Inc. 5,881 33,581
*Woongjin Thinkbig Co., Ltd. 38,641 49,057
*Wooree Bio Co., Ltd. 43,227 109,320
Woori Financial Group, Inc. 331,227 3,703,502
#Woori Financial Group, Inc.,
ADR 2,374 79,909
*Woori Technology, Inc. 36,036 56,665
Woory Industrial Co., Ltd. 972 8,269
Wooshin Systems Co., Ltd. 3,711 21,432
*Woosu AMS Co., Ltd. 12,546 28,819
Worldex Industry & Trading
Co., Ltd. 6,688 91,403
*Wysiwyg Studios Co., Ltd. 35,187 31,235
Y G-1 Co., Ltd. 11,983 44,285
*Y2 Solution Co., Ltd. 4,161 8,051
*YC Corp. 15,317 138,186
Y-Entec Co., Ltd. 9,037 43,089
Shares Value †
KOREA, REPUBLIC OF — (Continued)
YG Entertainment, Inc. 3,627 $ 100,400
*YG PLUS 15,800 65,375
*YMT Co., Ltd. 2,272 13,714
Youlchon Chemical Co., Ltd. 1,635 34,003
Youngone Holdings Co., Ltd. 181 11,568
Yuanta Securities Korea Co.,
Ltd. 45,374 94,200
Yuhan Corp. 4,983 500,828
*Yungjin Pharmaceutical Co.,
Ltd. 10,307 18,000
Zeus Co., Ltd. 7,497 74,644
Zinus, Inc. 7,289 127,822
TOTAL KOREA, REPUBLIC
OF 255,521,559
KUWAIT — (0.2%)
A'ayan Leasing & Investment
Co. KSCP 650,257 334,987
*Acico Industries Co. KSC 113,317 30,260
Agility Public Warehousing Co.
KSC 628,767 510,476
Al Ahli Bank of Kuwait KSCP 175,789 161,059
ALAFCO Aviation Lease &
Finance Co. KSCP 19,196 31,294
Al-Eid Food KSC 38,662 29,498
Ali Alghanim Sons Automotive
Co. KSCC 68,314 233,876
*Arabi Group Holding KSC 27,594 34,279
Boubyan Bank KSCP 47,956 87,250
Boursa Kuwait Securities Co.
KPSC 45,815 318,180
Burgan Bank SAK 376,707 227,228
Combined Group Contracting
Co. SAK 83,944 173,252
Commercial Real Estate Co.
KSC 539,989 258,814
Gulf Bank KSCP 968,119 991,162
Gulf Cables & Electrical
Industries Group Co. KSCP 75,654 409,474
Heavy Engineering & Ship
Building Co. KSCP 57,641 152,043
Humansoft Holding Co. KSC 63,883 543,641
*IFA Hotels & Resorts - KPSC 18,576 90,245
Integrated Holding Co. KCSC 133,750 222,844
*Jazeera Airways Co. KSCP 49,181 165,968
*Kuwait Cement Co. KSC 179,296 112,242
Kuwait Finance House KSCP 997,660 2,345,331
Kuwait Insurance Co. SAK 1,000 1,907
Kuwait International Bank
KSCP 1,209,103 752,979
Kuwait Real Estate Co. KSC 279,496 217,801
Kuwait Telecommunications
Co. 189,784 347,762
Mabanee Co. KPSC 163,049 443,906
Mezzan Holding Co. KSCC 100,727 321,525
Mobile Telecommunications
Co. KSCP 901,563 1,340,439
National Bank of Kuwait SAKP 496,706 1,376,590
Salhia Real Estate Co. KSCP 150,537 211,547

194
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KUWAIT — (Continued)
*Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC, Class A 254,473 $ 128,606
*Warba Bank KSCP 809,407 504,065
TOTAL KUWAIT 13,110,530
MALAYSIA — (0.6%)
7-Eleven Malaysia Holdings
BHD 145,056 63,269
Able Global BHD 84,100 37,258
Aeon Co. M BHD 341,300 113,793
*AFFIN Bank BHD 564,094 387,742
Ajinomoto Malaysia BHD 8,000 26,819
#Alliance Bank Malaysia BHD 497,300 499,685
Allianz Malaysia BHD 30,700 144,421
AME Elite Consortium BHD 125,300 45,496
AMMB Holdings BHD 856,400 997,406
Ancom Nylex BHD 305,666 71,897
*Ann Joo Resources BHD 25,500 4,921
Aurelius Technologies BHD 18,600 11,851
Axiata Group BHD 1,240,910 640,433
*Bahvest Resources BHD 580,400 106,696
#Bank Islam Malaysia BHD 436,200 269,948
Batu Kawan BHD 37,300 169,336
#*Berjaya Assets BHD 277,000 17,712
#*Berjaya Corp. BHD 1,263,153 92,306
#*Berjaya Food BHD 514,292 51,676
#*Berjaya Land BHD 772,500 58,215
#Bermaz Auto BHD 497,600 234,085
Beshom Holdings BHD 56,719 11,528
#British American Tobacco
Malaysia BHD 58,300 95,991
*Bumi Armada BHD 578,900 66,099
Bursa Malaysia BHD 398,000 820,722
#CAB Cakaran Corp. BHD 63,400 9,049
Carlsberg Brewery Malaysia
BHD 74,800 331,382
CB Industrial Product Holding
BHD 102,800 30,049
CCK Consolidated Holdings
BHD 95,600 34,275
CELCOMDIGI BHD 374,000 291,240
CIMB Group Holdings BHD 1,332,006 2,430,401
*Coastal Contracts BHD 76,000 27,595
#CTOS Digital BHD 292,100 77,378
#D&O Green Technologies
BHD 261,500 137,349
#Datasonic Group BHD 759,300 66,757
Dayang Enterprise Holdings
BHD 496,572 241,539
Dialog Group BHD 349,658 165,287
DRB-Hicom BHD 597,600 143,293
Duopharma Biotech BHD 138,184 39,761
Dutch Lady Milk Industries
BHD 5,800 39,921
DXN Holdings Berhad 221,500 28,832
#*Eastern & Oriental BHD 425,800 84,596
Eco World Development
Group BHD 438,600 179,286
Shares Value †
MALAYSIA — (Continued)
*Ecofirst Consolidated BHD 230,600 $ 20,011
#*Ekovest BHD 1,393,300 108,181
Farm Fresh BHD 349,200 145,134
#FGV Holdings BHD 173,100 44,273
#Formosa Prosonic Industries
BHD 113,400 74,581
Fraser & Neave Holdings BHD 38,900 274,494
Frontken Corp. BHD 676,550 594,820
Gamuda BHD 1,045,018 2,038,012
Gas Malaysia BHD 115,700 98,817
Genting BHD 422,200 380,838
#Genting Malaysia BHD 1,294,900 665,340
Genting Plantations BHD 131,300 158,915
#Globetronics Technology
BHD 173,033 20,547
*Greatech Technology BHD 242,800 121,982
HAP Seng Consolidated BHD 209,180 186,299
Hap Seng Plantations Holdings
BHD 139,700 59,019
Hartalega Holdings BHD 762,200 553,504
#Heineken Malaysia BHD 50,400 261,265
#*Hengyuan Refining Co. BHD 82,600 45,459
Hextar Global BHD 387,600 79,219
Hiap Teck Venture BHD 985,400 68,634
#Hibiscus Petroleum BHD 565,020 258,059
Hong Leong Bank BHD 22,032 103,141
Hong Leong Financial Group
BHD 43,353 184,738
Hong Leong Industries BHD 42,000 128,906
#Hup Seng Industries BHD 64,400 15,736
IGB BHD 11,517 6,970
IHH Healthcare BHD 210,300 348,179
IJM Corp. BHD 790,320 546,853
Inari Amertron BHD 766,188 503,910
IOI Corp. BHD 115,726 99,632
IOI Properties Group BHD 483,024 251,495
*Iskandar Waterfront City BHD 315,100 38,857
#*JAKS Resources BHD 793,719 22,657
#Jaya Tiasa Holdings BHD 382,300 108,256
#Kelington Group BHD 191,900 135,413
#Kenanga Investment Bank
BHD 405,700 83,845
Kerjaya Prospek Group BHD 151,176 69,736
#Kim Loong Resources BHD 107,400 58,372
*KNM Group BHD 252,300 3,745
KPJ Healthcare BHD 694,200 331,326
Kretam Holdings BHD 231,300 31,692
#*KSL Holdings BHD 98,792 40,383
#Kuala Lumpur Kepong BHD 69,475 339,522
#Lagenda Properties BHD 235,600 72,095
LBS Bina Group BHD 238,200 30,462
#Leong Hup International BHD 494,600 77,369
Lii Hen Industries BHD 173,600 30,724
Ω#*Lotte Chemical Titan
Holding BHD 269,400 57,830
LPI Capital BHD 59,484 183,383
#Magnum BHD 310,519 83,675
Mah Sing Group BHD 769,500 302,247
Malakoff Corp. BHD 562,200 107,844

195
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
MALAYSIA — (Continued)
Malayan Banking BHD 352,950 $ 846,306
Malayan Flour Mills BHD 485,500 72,620
Malaysia Airports Holdings
BHD 281,362 651,521
#Malaysia Smelting Corp. BHD 107,800 57,112
Malaysian Pacific Industries
BHD 48,375 287,223
Malaysian Resources Corp.
BHD 898,897 113,927
Matrix Concepts Holdings BHD 591,562 285,041
#Maxis BHD 380,700 314,714
#MBSB BHD 1,145,194 193,525
Media Prima BHD 274,000 29,096
#Mega First Corp. BHD 331,500 311,893
Mi Technovation BHD 133,900 58,403
MISC BHD 168,880 290,016
#MKH BHD 342,824 93,163
MKH Oil Palm East Kalimantan
BHD 48,974 6,822
MNRB Holdings BHD 204,700 103,776
ΩMR DIY Group M BHD 825,900 413,044
#*MSM Malaysia Holdings
BHD 30,300 8,788
*Muhibbah Engineering M
BHD 390,300 82,891
My EG Services BHD 2,234,073 425,999
#Nestle Malaysia BHD 12,300 280,830
*<Nylex Malaysia BHD 1,485 30
OCK Group BHD 179,400 19,665
PA Resources BHD 188,000 12,665
Padini Holdings BHD 269,400 215,323
Panasonic Manufacturing
Malaysia BHD 4,500 18,847
Pantech Group Holdings BHD 393,529 82,229
#Paramount Corp. BHD 107,400 25,262
Pecca Group BHD 81,600 23,666
Pentamaster Corp. BHD 145,800 128,187
Perak Transit BHD 304,050 51,381
#*Perdana Petroleum BHD 302,400 18,991
Petron Malaysia Refining &
Marketing BHD 57,800 56,889
#Petronas Chemicals Group
BHD 224,800 278,241
Petronas Dagangan BHD 51,000 209,404
Petronas Gas BHD 48,500 191,386
PIE Industrial BHD 35,100 41,761
Power Root BHD 76,200 24,710
PPB Group BHD 85,900 273,844
Press Metal Aluminium
Holdings BHD 521,978 566,201
Public Bank BHD 2,887,300 2,914,333
QES Group BHD 59,900 6,908
QL Resources BHD 489,085 536,106
#*Ranhill Utilities BHD 223,412 62,243
REDtone Digital BHD 96,400 22,234
RGB International BHD 375,100 32,122
RHB Bank BHD 504,460 738,431
*Salcon BHD 272,600 18,053
Shares Value †
MALAYSIA — (Continued)
Sam Engineering & Equipment
M BHD 47,625 $ 46,548
*Sapura Energy BHD 3,166,242 25,307
Sarawak Oil Palms BHD 181,536 131,416
Scientex BHD 373,800 380,714
#SD Guthrie BHD 559,219 587,442
#SFP Tech Holdings BHD 240,100 33,446
Sime Darby BHD 803,922 425,919
Sime Darby Property BHD 1,491,022 486,906
SKP Resources BHD 342,949 82,233
*Solarvest Holdings BHD 69,500 25,394
Southern Cable Group BHD 93,000 19,326
SP Setia BHD Group 1,048,600 340,035
#Sports Toto BHD 138,198 47,970
#Sunway BHD 489,789 488,782
#Sunway Construction Group
BHD 111,780 114,358
#Syarikat Takaful Malaysia
Keluarga BHD 185,328 167,595
#Ta Ann Holdings BHD 200,956 196,413
Taliworks Corp. BHD 196,000 34,688
#TASCO BHD 85,700 14,091
Telekom Malaysia BHD 216,083 320,251
Tenaga Nasional BHD 158,850 509,307
Thong Guan Industries BHD 105,000 36,207
#TIME dotCom BHD 278,400 309,616
TMC Life Sciences BHD 72,700 8,965
*Top Glove Corp. BHD 1,906,100 465,752
#*Tropicana Corp. BHD 360,788 106,284
#TSH Resources BHD 689,500 170,052
#Uchi Technologies BHD 149,200 131,517
UEM Sunrise BHD 810,758 179,592
Unisem M BHD 150,500 104,137
United Plantations BHD 49,500 303,624
UOA Development BHD 317,140 137,603
*Uzma BHD 139,700 26,000
Velesto Energy BHD 2,569,683 111,496
ViTrox Corp. BHD 116,600 86,538
VS Industry BHD 400,700 89,217
*Wasco BHD 178,500 44,839
#*WCT Holdings BHD 676,492 139,809
#Wellcall Holdings BHD 203,500 70,637
Westports Holdings BHD 174,000 167,285
#Yinson Holdings BHD 736,992 454,414
YTL Corp. BHD 1,389,040 631,238
YTL Power International BHD 398,953 283,339
TOTAL MALAYSIA 40,085,815
MEXICO — (0.6%)
Alfa SAB de CV, Class A 1,725,090 1,248,443
Alsea SAB de CV 271,676 656,003
America Movil SAB de CV,
ADR 45,286 712,802
America Movil SAB de CV,
Class B 1,542,204 1,216,922
Arca Continental SAB de CV 66,594 569,386
*Axtel SAB de CV 706,387 41,602
ΩBanco del Bajio SA 516,163 1,145,884
#Becle SAB de CV 42,932 56,354

196
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
MEXICO — (Continued)
Bolsa Mexicana de Valores
SAB de CV 217,909 $ 355,859
Cemex SAB de CV 3,278,784 1,724,815
Cemex SAB de CV,
Sponsored ADR 20,357 106,264
*Cia Minera Autlan SAB de
CV, Class B 26,583 10,581
Coca-Cola Femsa SAB de CV 30,930 257,060
Coca-Cola Femsa SAB de CV,
Sponsored ADR 3,974 331,312
*Consorcio ARA SAB de CV 305,857 48,391
*Controladora AXTEL SAB
DE CV 1,725,090 27,982
Corp Inmobiliaria Vesta SAB
de CV 228,377 596,019
Corp. Moctezuma SAB de CV 61,273 229,361
Corporativo Fragua SAB de
CV 452 19,852
El Puerto de Liverpool SAB de
CV, Class C 56,683 298,749
#*<Empresas ICA SAB de CV 117,564 –
Fomento Economico Mexicano
SAB de CV 56,625 548,926
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 1,937 187,676
GCC SAB de CV 76,893 628,008
Genomma Lab Internacional
SAB de CV, Class B 392,228 523,075
Gentera SAB de CV 726,513 926,090
Gruma SAB de CV, Class B 109,127 1,882,544
Grupo Aeroportuario del
Centro Norte SAB de CV 135,149 1,130,581
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 19,506 337,782
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 10,442 1,817,848
Grupo Aeroportuario del
Sureste SAB de CV, Class B 360 9,616
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 4,231 1,139,324
#Grupo Bimbo SAB de CV,
Class A 323,728 1,004,339
Grupo Carso SAB de CV,
Class A 86,516 519,502
Grupo Comercial Chedraui SA
de CV 204,267 1,290,789
Grupo Financiero Banorte SAB
de CV, Class O 556,231 3,868,021
*Grupo Financiero Inbursa
SAB de CV, Class O 488,883 1,096,302
Grupo Herdez SAB de CV 82,896 216,549
Grupo Industrial Saltillo SAB
de CV 21,722 18,582
Grupo Lamosa SAB de CV 35,276 203,635
Grupo Mexico SAB de CV,
Class B 569,024 2,973,204
Grupo Rotoplas SAB de CV 73,608 75,974
Shares Value †
MEXICO — (Continued)
*Grupo Simec SAB de CV,
ADR 1,049 $ 27,274
*Grupo Simec SAB de CV,
Class B 35,729 329,899
Ω*Grupo Traxion SAB de CV 72,234 78,521
*Hoteles City Express SAB
de CV 167,851 39,290
*Industrias CH SAB de CV,
Class B 83,707 766,674
#*Industrias Penoles SAB de
CV 59,812 938,287
Kimberly-Clark de Mexico SAB
de CV, Class A 508,471 729,106
La Comer SAB de CV 274,834 496,419
Megacable Holdings SAB de
CV 341,638 748,548
*Minera Frisco SAB de CV 251,068 48,870
Ω*Nemak SAB de CV 324,113 34,133
#Orbia Advance Corp. SAB
de CV 536,918 492,005
Organizacion Cultiba SAB de
CV 12,061 6,182
Organizacion Soriana SAB de
CV, Class B 151,399 213,845
Promotora y Operadora de
Infraestructura SAB de CV 94,172 820,315
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 6,620 44,443
Qualitas Controladora SAB
de CV 59,355 414,709
Regional SAB de CV 153,159 971,347
*Vista Energy SAB de CV,
Sponsored ADR 29,434 1,467,579
*Vitro SAB de CV, Series A 16,205 7,117
Wal-Mart de Mexico SAB de
CV 328,283 901,484
TOTAL MEXICO 39,628,055
NETHERLANDS — (2.1%)
Aalberts NV 72,946 2,626,059
ΩABN AMRO Bank NV 224,739 3,706,165
Acomo NV 10,839 204,751
Ω*Adyen NV 2,228 3,401,829
Aegon, Ltd. 404,497 2,549,651
#Aegon, Ltd., Registered 380,189 2,387,587
AFC Ajax NV 546 5,904
Akzo Nobel NV 56,470 3,585,202
Ω#*Alfen N.V. 5,405 71,911
Allfunds Group PLC 182,776 1,116,170
#AMG Critical Materials NV 7,811 132,033
APERAM SA 32,019 866,947
Arcadis NV 37,393 2,583,909
ArcelorMittal SA 15,942 392,531
#ArcelorMittal SA, Sponsored
NVDR 94,943 2,337,497
ASM International NV 10,566 5,875,417
ASML Holding NV 1,301 877,399
ASML Holding NV, Sponsored
NVDR 40,745 27,403,050

197
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
NETHERLANDS — (Continued)
ASR Nederland NV 122,021 $ 5,771,792
ΩB&S Group Sarl 19,980 100,431
Ω#*Basic-Fit NV 23,953 588,742
BE Semiconductor Industries
NV 17,967 1,910,399
#Brunel International NV 8,274 79,586
Coca-Cola Europacific
Partners PLC 39,613 2,997,499
Corbion NV 26,298 657,229
Ω*CTP NV 35,085 583,538
Flow Traders, Ltd. 18,269 417,301
ForFarmers NV 23,980 85,261
Fugro NV 99,537 2,275,786
HAL Trust 3,579 442,950
Heineken NV 24,788 2,031,781
IMCD NV 28,943 4,589,164
ING Groep NV 260,531 4,433,306
#ING Groep NV, Sponsored
ADR 92,618 1,569,875
*InPost SA 143,912 2,801,340
JDE Peet's NV 26,274 590,453
*Kendrion NV 9,035 107,112
Koninklijke Ahold Delhaize NV 355,472 11,697,144
*Koninklijke BAM Groep NV 119,796 551,958
*Koninklijke Heijmans N.V 18,309 491,958
Koninklijke KPN NV 2,445,978 9,541,096
*Koninklijke Philips NV 6,732 176,283
#*Koninklijke Philips NV,
Sponsored NVDR 141,735 3,713,457
Koninklijke Vopak NV 45,757 2,098,312
#Nedap NV 2,464 147,127
NN Group NV 133,352 6,542,299
#*OCI NV 60,223 729,978
#*Pharming Group NV 299,487 250,030
#*PostNL NV 37,298 44,663
*Prosus NV 89,588 3,768,374
Randstad NV 58,688 2,698,306
SBM Offshore NV 77,337 1,408,020
*SIF Holding NV 1,132 16,960
ΩSignify NV 83,986 2,053,354
Sligro Food Group NV 8,585 106,810
TKH Group NV 24,165 978,553
#*TomTom NV 28,699 156,252
Universal Music Group NV 87,031 2,180,712
Van Lanschot Kempen NV 18,505 844,780
Wolters Kluwer NV 87,921 14,766,292
TOTAL NETHERLANDS 157,120,275
NEW ZEALAND — (0.2%)
#*a2 Milk Co., Ltd. (The) 122,520 463,027
Air New Zealand, Ltd. 981,771 300,915
*Arvida Group, Ltd. 270,299 273,476
Auckland International Airport,
Ltd. 107,521 467,135
Briscoe Group, Ltd. 8,520 25,962
Channel Infrastructure NZ, Ltd. 190,860 201,055
Chorus, Ltd. 293,824 1,531,854
Chorus, Ltd., ADR 2,187 57,190
Comvita, Ltd. 5,949 4,036
Shares Value †
NEW ZEALAND — (Continued)
Contact Energy, Ltd. 214,637 $ 1,097,296
EBOS Group, Ltd. 40,537 880,583
Fisher & Paykel Healthcare
Corp., Ltd. 41,584 890,706
*Fletcher Building, Ltd. 404,844 722,828
*Fletcher Building, Ltd. 16,884 30,080
Freightways Group, Ltd. 94,406 589,388
Genesis Energy, Ltd. 353,767 449,512
#*Gentrack Group, Ltd. 11,572 68,871
Hallenstein Glasson Holdings,
Ltd. 38,970 174,643
#Heartland Group Holdings,
Ltd. 468,784 284,577
Infratil, Ltd. 122,580 919,213
*KMD Brands, Ltd. 305,223 79,927
#Mainfreight, Ltd. 14,871 634,136
Manawa Energy, Ltd. 25,655 84,130
Mercury NZ, Ltd. 50,012 196,744
Meridian Energy, Ltd. 67,994 240,979
NZME, Ltd. 83,243 53,433
NZX, Ltd. 161,563 130,770
#*Oceania Healthcare, Ltd. 440,006 204,258
#*PGG Wrightson, Ltd. 18,227 19,309
Port of Tauranga, Ltd. 63,796 225,911
*Rakon, Ltd. 14,706 6,214
#*Restaurant Brands New
Zealand, Ltd. 11,620 23,721
*Ryman Healthcare, Ltd. 127,956 378,480
Sanford, Ltd. 22,200 50,207
Scales Corp., Ltd. 62,043 148,069
*Serko, Ltd. 14,412 30,021
Skellerup Holdings, Ltd. 105,717 308,925
SKY Network Television, Ltd. 147,094 239,868
SKYCITY Entertainment
Group, Ltd. 389,827 317,847
Spark New Zealand, Ltd. 387,517 671,135
Steel & Tube Holdings, Ltd. 99,869 54,088
*Summerset Group Holdings,
Ltd. 179,292 1,322,082
#Tourism Holdings, Ltd. 80,540 92,511
#TOWER, Ltd. 211,130 168,376
Vector, Ltd. 54,504 124,562
*Vista Group International, Ltd. 39,090 67,001
#Warehouse Group, Ltd. (The) 89,554 54,897
TOTAL NEW ZEALAND 15,359,948
NORWAY — (0.6%)
2020 Bulkers, Ltd. 9,046 107,843
ABG Sundal Collier Holding
ASA 138,189 86,568
AF Gruppen ASA 12,850 153,076
#*Agilyx ASA 13,931 45,088
*Akastor ASA 64,110 74,628
Aker ASA, Class A 1,933 100,414
#Aker BioMarine ASA 13,597 62,250
Aker BP ASA 90,970 1,934,795
Aker Solutions ASA 89,751 425,142
AMSC ASA 32,224 83,697
*Archer, Ltd. 17,028 36,525

198
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
NORWAY — (Continued)
*ArcticZymes Technologies
ASA 4,031 $ 6,395
Atea ASA 38,083 486,119
Austevoll Seafood ASA 48,552 419,918
Ω*AutoStore Holdings, Ltd. 15,120 13,707
Ω#Avance Gas Holding, Ltd. 13,475 124,850
Awilco LNG AS 30,831 17,162
Bakkafrost P/F 3,145 188,322
Belships ASA 78,509 125,980
#*BLUENORD ASA 14,025 684,059
Bonheur ASA 13,376 335,904
Borr Drilling, Ltd. 61,605 258,125
Borregaard ASA 37,869 666,031
Bouvet ASA 38,869 239,266
ΩBW LPG, Ltd. 85,876 1,101,633
BW Offshore, Ltd. 58,585 158,275
*Cadeler A/S 46,742 313,156
#*Cavendish Hydrogen ASA 3,197 3,249
*Cloudberry Clean Energy
ASA 107,659 117,123
Ω*Crayon Group Holding ASA 8,531 83,760
DNB Bank ASA 100,707 2,074,325
DNO ASA 298,105 290,257
Ω*Elkem ASA 133,464 217,068
*Elliptic Laboratories ASA 8,717 8,298
ΩElmera Group ASA 54,123 164,130
Elopak ASA 57,056 230,440
Ω*Entra ASA 14,628 154,629
Equinor ASA 202,826 4,855,327
Equinor ASA, Sponsored ADR 21,493 504,656
ΩEuropris ASA 89,888 554,955
FLEX LNG, Ltd. 12,239 298,474
Frontline PLC 48,445 930,655
*Gaming Innovation Group,
Inc. 18,888 42,466
#Gjensidige Forsikring ASA 6,749 121,453
Golar LNG, Ltd. 3,007 109,034
Golden Ocean Group, Ltd. 69,230 744,368
#Grieg Seafood ASA 57,055 344,749
*Hafnia, Ltd. 83,533 484,671
*Hexagon Purus ASA 10,561 6,606
Hoegh Autoliners ASA 101,831 1,057,970
ΩKid ASA 18,462 253,404
Kitron ASA 54,473 154,277
ΩKlaveness Combination
Carriers ASA 15,312 117,855
*Kongsberg Automotive ASA 468,235 59,429
Kongsberg Gruppen ASA 5,225 542,376
Leroy Seafood Group ASA 85,847 393,030
*LINK Mobility Group Holding
ASA 250,478 600,626
Magnora ASA 17,264 35,450
Medistim ASA 5,113 74,166
*MORROW BANK ASA 45,314 27,360
#Mowi ASA 42,570 729,607
MPC Container Ships ASA 282,070 554,658
ΩMulticonsult ASA 6,885 118,595
*Nekkar ASA 13,032 11,815
#*NEL ASA 159,809 60,488
Shares Value †
NORWAY — (Continued)
NORBIT ASA 7,593 $ 65,189
#*Nordic Semiconductor ASA 9,591 94,515
Norsk Hydro ASA 193,203 1,185,800
ΩNorske Skog ASA 12,793 26,327
#*Northern Ocean, Ltd. 47,904 32,051
#*Norwegian Air Shuttle ASA 37,796 36,321
Odfjell Drilling, Ltd. 104,732 482,338
Odfjell SE, Class A 14,146 161,333
Odfjell Technology, Ltd. 13,082 59,893
OKEA ASA 18,421 38,243
ΩOkeanis Eco Tankers Corp. 10,816 284,363
Olav Thon Eiendomsselskap
ASA 1,752 35,738
Orkla ASA 15,960 147,151
Panoro Energy ASA 61,679 149,858
Pareto Bank ASA 10,994 64,486
Pexip Holding ASA 41,515 160,898
*PhotoCure ASA 4,482 21,048
Protector Forsikring ASA 36,099 932,715
Rana Gruber ASA 16,765 118,551
#*REC Silicon ASA 36,520 26,156
#Rogaland Sparebank 999 10,870
#Salmar ASA 8,827 446,536
*Salmon Evolution ASA 106,776 65,341
*SATS ASA 48,793 95,548
Ω*Scatec ASA 63,901 461,136
Schibsted ASA, Class A 9,273 311,387
Schibsted ASA, Class B 11,160 346,423
Sea1 offshore, Inc. 28,313 69,304
Selvaag Bolig ASA 16,704 49,898
Ω#*Shelf Drilling, Ltd. 99,016 135,458
*SmartCraft ASA 5,706 15,467
*Solstad Offshore ASA 61,904 190,251
Sparebank 1 Oestlandet 11,473 163,820
SpareBank 1 Sor-Norge ASA 58,122 766,150
Sparebanken More 4,457 35,978
Stolt-Nielsen, Ltd. 14,968 424,734
Storebrand ASA 186,419 2,114,249
Subsea 7 SA 75,562 1,152,912
Telenor ASA 60,272 738,209
TGS ASA 78,596 711,827
#TOMRA Systems ASA 23,304 331,484
Var Energi ASA 105,191 329,485
Veidekke ASA 54,714 621,028
Wallenius Wilhelmsen ASA 45,979 451,020
Wilh Wilhelmsen Holding ASA,
Class A 3,183 117,735
Wilh Wilhelmsen Holding ASA,
Class B 1,622 57,496
Yara International ASA 17,505 524,972
TOTAL NORWAY 40,242,419
PERU — (0.0%)
Cementos Pacasmayo SAA,
ADR 4,565 29,673
Credicorp, Ltd. 4,172 768,190
Intercorp Financial Services,
Inc. 2,601 70,409
TOTAL PERU 868,272

199
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
PHILIPPINES — (0.2%)
Aboitiz Equity Ventures, Inc. 308,080 $ 185,028
Aboitiz Power Corp. 196,700 126,936
ACEN Corp. 2,780,762 237,832
Alliance Global Group, Inc. 1,253,600 198,686
Apex Mining Co., Inc. 1,790,000 130,916
*Atlas Consolidated Mining &
Development Corp. 277,700 22,939
Ayala Corp. 26,975 320,302
Ayala Land, Inc. 778,000 437,801
Bank of the Philippine Islands 325,897 803,105
BDO Unibank, Inc. 731,463 1,923,379
*Bloomberry Resorts Corp. 1,749,600 231,835
*Cebu Air, Inc. 83,320 47,030
Cebu Landmasters, Inc. 478,033 23,034
Century Pacific Food, Inc. 635,100 459,030
China Banking Corp. 356,867 358,955
Converge Information and
Communications Technology
Solutions, Inc. 1,586,200 439,474
D&L Industries, Inc. 739,200 79,504
*DITO CME Holdings Corp. 1,674,000 50,989
DMCI Holdings, Inc. 1,830,450 352,797
*DoubleDragon Corp. 126,160 22,666
East West Banking Corp. 261,350 45,695
Emperador, Inc. 507,900 162,920
Filinvest Land, Inc. 2,767,000 38,093
Ginebra San Miguel, Inc. 19,720 84,771
*Global Ferronickel Holdings,
Inc. 859,820 20,863
Globe Telecom, Inc. 12,407 458,190
GT Capital Holdings, Inc. 39,620 490,904
International Container
Terminal Services, Inc. 183,870 1,253,012
JG Summit Holdings, Inc. 736,250 307,879
Jollibee Foods Corp. 95,520 435,930
Keepers Holdings, Inc. (The) 762,000 27,144
LT Group, Inc. 593,200 105,145
Manila Electric Co. 24,640 207,772
Manila Water Co., Inc. 401,400 181,324
*Megaworld Corp. 4,394,500 174,691
Metropolitan Bank & Trust Co. 624,501 816,762
ΩMonde Nissin Corp. 155,900 29,243
Nickel Asia Corp. 2,019,760 118,871
Petron Corp. 1,598,000 69,299
Philex Mining Corp. 680,300 38,633
*Philippine National Bank 24,873 11,600
Philippine Seven Corp. 21,630 27,173
Philippine Stock Exchange,
Inc. (The) 312 913
*<Phoenix Petroleum
Philippines, Inc. 115,600 6,227
PLDT, Inc. 12,790 314,743
PLDT, Inc., Sponsored ADR 6,376 153,151
<PNB Holdings Corp. 24,721 45,507
Puregold Price Club, Inc. 387,400 217,333
RFM Corp. 137,000 9,430
Rizal Commercial Banking
Corp. 104,967 48,591
Robinsons Land Corp. 767,878 203,234
Shares Value †
PHILIPPINES — (Continued)
Robinsons Retail Holdings,
Inc. 233,330 $ 156,597
San Miguel Corp. 170,320 260,272
Security Bank Corp. 203,594 322,506
Semirara Mining & Power
Corp. 443,340 247,953
*Shell Pilipinas Corp. 125,930 20,154
SM Investments Corp. 5,105 82,667
SM Prime Holdings, Inc. 364,025 192,004
Synergy Grid & Development
Phils, Inc. 377,000 60,984
*Top Frontier Investment
Holdings, Inc. 3,465 3,876
Union Bank of the Philippines 274,628 179,824
Universal Robina Corp. 390,360 656,310
*Vista Land & Lifescapes, Inc. 1,668,000 47,075
Wilcon Depot, Inc. 598,000 165,682
TOTAL PHILIPPINES 14,953,185
POLAND — (0.3%)
*11 bit studios SA 385 24,782
AB SA 2,500 56,883
*Action SA 12,086 50,597
*Agora SA 29,781 71,997
Alior Bank SA 83,729 1,825,736
Ω*Allegro.eu SA 8,123 71,174
Amica SA 2,965 42,905
*AmRest Holdings SE 42,019 220,148
Apator SA 5,895 27,444
#Arctic Paper SA 20,408 88,339
#ASBISc Enterprises PLC 29,909 135,808
Asseco Poland SA 44,802 1,007,100
Auto Partner SA 35,045 186,233
Bank Handlowy w Warszawie
SA 12,726 285,114
*Bank Millennium SA 412,692 855,099
*Bank Ochrony Srodowiska SA 31,286 85,860
Bank Polska Kasa Opieki SA 35,036 1,225,499
Benefit Systems SA 1,228 736,824
BNPP Bank Polska SA 1,639 35,330
Boryszew SA 54,851 73,350
Budimex SA 4,977 622,094
*CCC SA 29,673 1,305,902
CD Projekt SA 4,391 176,102
#Celon Pharma SA 9,568 66,361
*CI Games SA 46,405 17,760
#*Cognor Holding SA 127,553 197,303
Cyber Folks SA 3,343 99,251
*Cyfrowy Polsat SA 7,819 24,560
Develia SA 132,822 187,890
Ω*Dino Polska SA 6,562 543,041
Dom Development SA 3,432 162,858
*Echo Investment SA 1,495 1,634
*Enea SA 204,414 568,129
#Eurocash SA 52,270 112,411
*Fabryki Mebli Forte SA 1,825 9,516
Globe Trade Centre SA 18,382 20,775
*Grenevia SA 110,798 51,637
*Grupa Azoty SA 17,969 92,620

200
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
POLAND — (Continued)
Grupa Kety SA 6,629 $ 1,125,451
Grupa Pracuj SA 1,453 18,633
Ω*HUUUGE, Inc. 14,988 60,951
ING Bank Slaski SA 5,188 321,645
Inter Cars SA 3,045 357,815
KGHM Polska Miedz SA 32,841 1,224,511
#LPP SA 231 836,238
Lubelski Wegiel Bogdanka SA 8,739 47,094
*mBank SA 4,307 603,681
Mirbud SA 41,307 113,568
Mo-BRUK SA 1,986 138,488
*Mostostal Zabrze SA 21,012 23,380
Neuca SA 885 177,963
#NEWAG SA 1,769 15,138
Orange Polska SA 137,635 266,740
ORLEN SA 160,354 2,083,938
PCC Rokita SA 999 19,939
*PGE Polska Grupa
Energetyczna SA 321,550 552,897
*PKP Cargo SA 25,451 104,771
PlayWay SA 485 33,154
*Polimex-Mostostal SA 51,159 28,080
Powszechna Kasa
Oszczednosci Bank Polski SA 45,380 631,756
Powszechny Zaklad
Ubezpieczen SA 171,808 1,701,706
Santander Bank Polska SA 2,212 247,072
*Selvita SA 1,456 19,507
Synektik SA 2,871 127,928
*Tauron Polska Energia SA 792,661 732,700
Text SA 3,991 59,046
Torpol SA 8,701 66,644
Unimot SA 2,058 74,347
#Votum SA 6,155 51,980
VRG SA 34,865 28,096
Warsaw Stock Exchange 6,757 71,815
Wawel SA 20 3,044
Wirtualna Polska Holding SA 9,215 170,129
ΩXTB SA 24,259 392,797
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 3,303 49,114
*Zespol Elektrowni Patnow
Adamow Konin SA 10,461 42,646
TOTAL POLAND 23,990,468
PORTUGAL — (0.2%)
Altri SGPS SA 42,109 227,389
Banco Comercial Portugues
SA, Class R 8,894,496 4,474,720
Corticeira Amorim SGPS SA 9,546 86,847
CTT-Correios de Portugal SA 65,090 302,092
*EDP Renovaveis SA 102,066 1,371,798
EDP SA 438,847 1,720,875
Galp Energia SGPS SA 316,252 5,380,105
#Ibersol SGPS SA 13,357 106,727
Jeronimo Martins SGPS SA 51,163 992,588
#Mota-Engil SGPS SA 66,066 183,614
Navigator Co. SA (The) 159,061 610,611
NOS SGPS SA 127,525 487,334
Shares Value †
PORTUGAL — (Continued)
REN - Redes Energeticas
Nacionais SGPS SA 135,684 $ 338,065
Semapa-Sociedade de
Investimento e Gestao 4,063 65,106
Sonae SGPS SA 490,212 483,767
TOTAL PORTUGAL 16,831,638
QATAR — (0.3%)
*Aamal Co. 1,358,533 327,227
Al Khaleej Takaful Group QSC 175,840 110,691
Al Meera Consumer Goods
Co. QSC 40,833 165,978
Baladna 599,641 223,157
Barwa Real Estate Co. 1,476,608 1,158,251
Commercial Bank PSQC (The) 490,052 572,019
Doha Bank QPSC 1,636,624 805,951
Doha Insurance Co. QSC 74,984 53,113
*Estithmar Holding QPSC 191,210 90,065
Gulf International Services
QSC 927,847 807,821
Gulf Warehousing Co. 207,085 185,984
Industries Qatar QSC 133,658 490,067
*Lesha Bank LLC 907,779 344,063
Mannai Corp. QSC 112,348 118,149
Masraf Al Rayan QSC 1,390,769 906,043
Mazaya Real Estate
Development QPSC 401,032 68,509
Medicare Group 97,384 127,688
Mesaieed Petrochemical
Holding Co. 414,598 180,141
Ooredoo QPSC 417,336 1,311,267
Qatar Aluminum Manufacturing
Co. 1,442,074 508,152
Qatar Electricity & Water Co.
QSC 80,647 359,268
Qatar Fuel QSC 148,917 626,997
Qatar Gas Transport Co., Ltd. 1,234,274 1,450,891
Qatar Industrial Manufacturing
Co. QSC 140,158 98,045
Qatar Insurance Co. SAQ 604,234 359,620
Qatar International Islamic
Bank QSC 201,443 580,373
Qatar Islamic Bank QPSC 111,085 625,444
Qatar Islamic Insurance Group 8,488 19,757
Qatar National Bank QPSC 696,439 3,318,653
Qatar National Cement Co.
QSC 273,798 276,430
Salam International
Investment, Ltd. QSC 813,430 155,939
United Development Co. QSC 1,500,102 471,331
Vodafone Qatar QSC 1,318,249 673,426
*Widam Food Co. 17,241 11,980
TOTAL QATAR 17,582,490
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, ADR 4,144 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 42,197 –
*<Mechel PJSC, ADR 19,960 –
*<PhosAgro PJSC, GDR 132 1,135

201
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
RUSSIAN FEDERATION — (Continued)
*<Polyus PJSC, Class G, GDR 80 $ –
*<RusHydro PJSC, ADR 5,044 –
*<Sberbank of Russia PJSC,
ADR 64,074 –
*<Sberbank of Russia PJSC,
Sponsored ADR 34,093 –
*<Severstal PAO, GDR 16,777 –
*<Severstal PAO, Sponsored
GDR 4,738 –
*<VTB Bank PJSC, GDR 499,471 –
TOTAL RUSSIAN
FEDERATION 1,135
SAUDI ARABIA — (1.0%)
*Abdul Mohsen Al-Hokair
Tourism and Development Co. 20,078 15,290
Abdullah Al Othaim Markets
Co. 196,002 615,817
Abdullah Saad Mohammed
Abo Moati Stationaries Co. 3,658 28,051
ACWA Power Co. 5,124 627,863
*Advanced Petrochemical Co. 36,197 350,337
Al Babtain Power &
Telecommunication Co. 17,797 212,292
Al Hammadi Holding 27,051 287,746
*Al Hassan Ghazi Ibrahim
Shaker Co. 12,844 89,429
Al Jouf Agricultural
Development Co. 3,960 72,226
*Al Jouf Cement Co. 25,643 69,097
*Al Khaleej Training and
Education Co. 11,856 85,076
Al Masane Al Kobra Mining
Co. 9,015 178,106
*Al Moammar Information
Systems Co. 6,790 339,889
Al Rajhi Bank 262,245 6,144,676
*Al Rajhi Co. for Co-operative
Insurance 6,024 287,430
*Al Yamamah Steel Industries
Co. 3,735 33,116
Alamar Foods 4,458 91,636
Alandalus Property Co. 10,725 72,819
Alaseel Co. 22,340 29,147
Aldrees Petroleum and
Transport Services Co. 29,946 1,103,530
Al-Etihad Cooperative
Insurance Co. 11,434 64,542
Alinma Bank 210,400 1,574,204
AlJazira Takaful Ta'awuni Co. 12,254 53,640
*AlKhorayef Water & Power
Technologies Co. 3,410 145,817
Almarai Co. JSC 46,410 680,883
Almunajem Foods Co. 7,107 221,023
*Alujain Corp. 14,029 151,096
Arab National Bank 298,686 1,506,274
Arabian Cement Co. 23,199 155,661
*Arabian Contracting Services
Co. 8,325 389,684
Shares Value †
SAUDI ARABIA — (Continued)
Arabian Internet &
Communications Services Co. 6,027 $ 409,535
*Arabian Pipes Co. 3,360 117,377
*Arabian Shield Cooperative
Insurance Co. 25,704 131,268
Arriyadh Development Co. 31,399 251,647
*ARTEX Industrial Investment
Co. 10,003 42,295
Astra Industrial Group 25,284 1,198,326
Ataa Educational Co. 2,761 56,606
Bank AlBilad 132,016 1,293,551
*Bank Al-Jazira 352,741 1,544,070
Banque Saudi Fransi 109,954 913,429
*Basic Chemical Industries,
Ltd. 5,420 43,583
Bawan Co. 12,761 151,201
Bupa Arabia for Cooperative
Insurance Co. 13,761 737,936
*Buruj Cooperative Insurance
Co. 4,309 21,524
Catrion Catering Holding Co. 24,241 768,080
ΩCenomi Centers 34,789 190,817
City Cement Co. 29,635 138,718
Co. for Cooperative Insurance
(The) 27,846 1,040,972
Dallah Healthcare Co. 9,947 422,702
*Dar Al Arkan Real Estate
Development Co. 567,714 2,518,336
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 10,993 837,713
East Pipes Integrated Co. for
Industry 4,762 211,239
Eastern Province Cement Co. 18,400 170,248
Electrical Industries Co. 358,568 760,920
*Emaar Economic City 163,445 373,830
Etihad Etisalat Co. 294,902 4,067,397
*Fitaihi Holding Group 15,636 16,861
Gulf Insurance Group 11,161 91,381
*Herfy Food Services Co. 5,065 32,960
Jarir Marketing Co. 137,415 484,430
*Jazan Development and
Investment Co. 13,313 48,209
L'Azurde Co. for Jewelry 16,452 59,751
Leejam Sports Co. JSC 15,183 768,104
*Liva Insurance Co. 5,354 24,063
*Malath Cooperative Insurance
Co. 10,359 41,152
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 20,662 117,732
*Methanol Chemicals Co. 7,061 32,488
*Middle East Healthcare Co. 25,922 499,018
*Middle East Paper Co. 80,798 860,537
*Middle East Specialized
Cables Co. 16,913 176,754
Mobile Telecommunications
Co. 294,491 828,028
Mouwasat Medical Services
Co. 28,007 701,722

202
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Nahdi Medical Co. 8,602 $ 282,633
*Najran Cement Co. 39,540 96,542
*Nama Chemicals Co. 2,845 19,317
*National Agriculture
Development Co. (The) 76,629 540,690
National Co. for Glass
Industries (The) 5,965 86,719
National Co. for Learning &
Education 745 43,482
National Gas &
Industrialization Co. 10,480 303,598
*National Industrialization Co. 198,311 563,933
National Medical Care Co. 11,148 566,349
Northern Region Cement Co. 40,164 96,033
Qassim Cement Co. (The) 15,398 214,425
*Rabigh Refining &
Petrochemical Co. 105,665 229,578
Riyad Bank 334,215 2,291,460
SABIC Agri-Nutrients Co. 52,998 1,605,872
Sahara International
Petrochemical Co. 158,619 1,110,760
*Saudi Arabian Amiantit Co. 9,141 83,970
*Saudi Arabian Mining Co. 121,119 1,818,865
ΩSaudi Arabian Oil Co. 288,930 2,077,139
Saudi Aramco Base Oil Co. 11,224 350,255
Saudi Automotive Services Co. 16,287 351,265
Saudi Awwal Bank 180,362 1,623,196
Saudi Basic Industries Corp. 92,464 1,789,848
Saudi Cement Co. 29,772 318,671
*Saudi Ceramic Co. 26,933 233,782
Saudi Chemical Co. Holding 192,650 597,078
Saudi Electricity Co. 53,847 235,134
Saudi Ground Services Co. 25,556 359,963
Saudi Industrial Investment
Group 102,903 488,801
Saudi Investment Bank (The) 82,736 290,348
*Saudi Kayan Petrochemical
Co. 417,215 864,268
*Saudi Marketing Co. 5,615 33,250
Saudi National Bank (The) 272,265 2,403,170
Saudi Paper Manufacturing
Co. 6,978 126,900
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 20,138 179,626
*Saudi Printing & Packaging
Co. 10,200 36,773
*Saudi Public Transport Co. 47,757 281,021
*Saudi Real Estate Co. 60,031 411,587
*Saudi Reinsurance Co. 16,970 167,861
*Saudi Research & Media
Group 7,733 616,054
Saudi Tadawul Group Holding
Co. 1,164 74,011
Saudi Telecom Co. 420,728 4,721,805
Saudia Dairy & Foodstuff Co. 5,962 569,896
*Savola Group (The) 222,268 1,526,883
*Scientific & Medical
Equipment House Co. 4,089 59,881
Shares Value †
SAUDI ARABIA — (Continued)
*Seera Group Holding 91,814 $ 562,271
*Sinad Holding Co. 28,188 107,177
Southern Province Cement Co. 11,749 103,547
Sumou Real Estate Co. 3,701 39,319
Sustained Infrastructure
Holding Co. 16,640 134,026
Tabuk Cement Co. 17,482 57,440
Taiba Investments Co. 19,832 238,151
*Takween Advanced Industries
Co. 9,944 30,713
Tanmiah Food Co. 1,974 71,587
Theeb Rent A Car Co. 15,476 320,176
*Umm Al-Qura Cement Co. 11,747 54,799
United Electronics Co. 19,274 518,325
United International
Transportation Co. 33,965 777,748
United Wire Factories Co. 2,941 24,275
*Walaa Cooperative Insurance
Co. 15,867 93,537
Yamama Cement Co. 48,069 410,206
Yanbu Cement Co. 25,168 154,129
Yanbu National Petrochemical
Co. 53,993 572,176
Zahrat Al Waha For Trading
Co. 3,201 28,936
*Zamil Industrial Investment
Co. 10,654 78,862
TOTAL SAUDI ARABIA 73,992,999
SINGAPORE — (0.7%)
#*AEM Holdings, Ltd. 134,229 132,920
*Avarga, Ltd. 188,400 28,483
Aztech Global, Ltd. 172,500 98,448
Banyan Tree Holdings, Ltd. 205,300 52,765
Bonvests Holdings, Ltd. 22,000 15,217
BRC Asia, Ltd. 30,400 53,773
Bukit Sembawang Estates,
Ltd. 28,100 76,681
Bund Center Investment, Ltd. 64,750 18,844
CapitaLand Investment, Ltd. 426,000 904,876
Centurion Corp., Ltd. 72,300 46,181
China Aviation Oil Singapore
Corp., Ltd. 162,300 111,643
City Developments, Ltd. 250,100 983,083
Civmec Australia, Ltd. 318,700 272,228
ComfortDelGro Corp., Ltd. 820,000 911,180
*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,503,100 156,798
*CSE Global, Ltd. 297,901 96,831
DBS Group Holdings, Ltd. 270,001 7,890,421
*Del Monte Pacific, Ltd. 252,659 16,807
Delfi, Ltd. 180,700 119,520
#DFI Retail Group Holdings,
Ltd. 184,800 439,824
Dyna-Mac Holdings, Ltd. 264,100 131,761
*<Ezion Holdings, Ltd. 1,747,154 –
#*<Ezra Holdings, Ltd. 767,465 –
*Far East Orchard, Ltd. 87,239 67,924
First Resources, Ltd. 435,100 480,192

203
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SINGAPORE — (Continued)
Food Empire Holdings, Ltd. 131,300 $ 101,237
Frasers Property, Ltd. 228,300 152,729
#Frencken Group, Ltd. 380,000 338,952
*Fu Yu Corp., Ltd. 231,600 23,109
*Gallant Venture, Ltd. 282,900 17,001
Genting Singapore, Ltd. 1,750,400 1,104,833
#Geo Energy Resources, Ltd. 752,700 153,624
Golden Agri-Resources, Ltd. 4,742,600 1,039,651
GuocoLand, Ltd. 153,866 183,769
Hiap Hoe, Ltd. 39,000 16,804
Ho Bee Land, Ltd. 93,300 136,822
Hong Fok Corp., Ltd. 251,320 160,530
Hong Leong Asia, Ltd. 146,400 96,833
Hongkong Land Holdings, Ltd. 353,600 1,524,016
Hotel Grand Central, Ltd. 42,775 23,119
Hour Glass, Ltd. (The) 147,100 173,464
HRnetgroup, Ltd. 40,200 20,664
Hutchison Port Holdings Trust,
Class U 2,786,500 437,481
*<Hyflux, Ltd. 291,500 –
iFAST Corp., Ltd. 63,200 358,304
Keppel Infrastructure Trust 1,537,415 511,348
Keppel, Ltd. 246,700 1,193,499
KSH Holdings, Ltd. 16,500 2,482
Low Keng Huat Singapore,
Ltd. 66,000 16,464
Mandarin Oriental
International, Ltd. 28,400 50,268
Marco Polo Marine, Ltd. 1,761,500 74,566
Micro-Mechanics Holdings,
Ltd. 6,500 8,353
*<Midas Holdings, Ltd. 550,500 –
#Nanofilm Technologies
International, Ltd. 123,000 76,707
NETLINK NBN TRUST 648,800 438,942
<New Swiber 105,749 –
*Oceanus Group, Ltd. 2,196,800 11,624
Olam Group, Ltd. 195,505 158,130
OUE, Ltd. 141,200 111,005
Oversea-Chinese Banking
Corp., Ltd. 251,926 2,892,702
*Oxley Holdings, Ltd. 474,847 28,356
Pan-United Corp., Ltd. 53,750 21,128
Propnex, Ltd. 137,900 81,308
Q&M Dental Group Singapore,
Ltd. 112,920 25,181
QAF, Ltd. 158,907 100,300
*Raffles Education, Ltd. 143,481 4,664
Raffles Medical Group, Ltd. 397,911 264,692
*Rex International Holding, Ltd. 512,800 43,027
Riverstone Holdings, Ltd. 309,300 211,593
SATS, Ltd. 289,678 862,749
SBS Transit, Ltd. 27,900 52,092
*Seatrium, Ltd. 805,975 1,157,572
Sembcorp Industries, Ltd. 640,900 2,441,708
Sheng Siong Group, Ltd. 420,200 505,040
SIA Engineering Co., Ltd. 51,300 93,844
Sing Holdings, Ltd. 16,000 4,173
#Singapore Airlines, Ltd. 537,150 2,623,017
Shares Value †
SINGAPORE — (Continued)
Singapore Exchange, Ltd. 294,900 $ 2,530,135
Singapore Land Group, Ltd. 87,713 117,357
Singapore Technologies
Engineering, Ltd. 296,100 1,016,172
Singapore
Telecommunications, Ltd. 150,800 356,795
StarHub, Ltd. 323,600 291,091
*Straits Trading Co., Ltd. 24,100 26,233
Tai Sin Electric, Ltd. 55,856 17,100
*Thomson Medical Group, Ltd. 1,592,500 57,782
*Tuan Sing Holdings, Ltd. 262,446 49,597
UMS Integration, Ltd. 362,250 279,307
United Overseas Bank, Ltd. 255,392 6,208,638
*UOB-Kay Hian Holdings, Ltd. 199,107 236,297
UOL Group, Ltd. 161,255 654,576
Valuetronics Holdings, Ltd. 225,400 106,490
Venture Corp., Ltd. 126,700 1,273,800
Vicom, Ltd. 18,400 18,499
Wee Hur Holdings, Ltd. 284,200 90,229
Wilmar International, Ltd. 650,100 1,572,545
Wing Tai Holdings, Ltd. 257,700 261,031
Yangzijiang Shipbuilding
Holdings, Ltd. 853,500 1,664,548
TOTAL SINGAPORE 50,064,098
SOUTH AFRICA — (1.0%)
Absa Group, Ltd. 93,235 889,266
Adcock Ingram Holdings, Ltd. 27,047 106,245
Advtech, Ltd. 421,369 745,022
AECI, Ltd. 78,526 430,472
African Rainbow Minerals, Ltd. 63,575 638,591
Afrimat, Ltd. 60,242 226,316
Alexander Forbes Group
Holdings, Ltd. 210,757 86,544
Altron, Ltd., Class A 61,028 63,410
Anglo American Platinum, Ltd. 8,787 342,435
Anglogold Ashanti PLC 36,262 1,004,753
#Anglogold Ashanti PLC 60,211 1,673,866
Aspen Pharmacare Holdings,
Ltd. 150,282 1,517,185
*Astral Foods, Ltd. 20,282 197,004
*Aveng, Ltd. 19,193 10,042
AVI, Ltd. 227,492 1,415,777
Barloworld, Ltd. 109,255 510,619
Bid Corp., Ltd. 39,432 930,377
Bidvest Group, Ltd. (The) 138,129 2,216,080
Capitec Bank Holdings, Ltd. 8,444 1,514,366
Cashbuild, Ltd. 4,605 45,889
City Lodge Hotels, Ltd. 247,318 66,726
Clicks Group, Ltd. 97,680 2,079,236
Coronation Fund Managers,
Ltd. 185,537 420,187
Curro Holdings, Ltd. 107,180 77,354
*DataTec, Ltd. 164,376 375,238
ΩDis-Chem Pharmacies, Ltd. 296,295 605,997
Discovery, Ltd. 118,507 1,206,854
DRDGOLD, Ltd. 83,033 100,316
#DRDGOLD, Ltd., ADR 3,354 40,550
Exxaro Resources, Ltd. 118,109 1,106,604

204
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
Famous Brands, Ltd. 37,889 $ 133,940
FirstRand, Ltd. 943,929 4,116,342
Foschini Group, Ltd. (The) 231,973 2,013,232
Gold Fields, Ltd. 1,947 31,955
#Gold Fields, Ltd., Sponsored
ADR 277,301 4,569,920
Grindrod, Ltd. 399,152 318,328
Harmony Gold Mining Co., Ltd. 14,209 151,702
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 425,805 4,615,726
Hudaco Industries, Ltd. 20,024 227,309
*Impala Platinum Holdings,
Ltd. 237,507 1,549,706
Investec, Ltd. 88,995 692,127
Invicta Holdings, Ltd. 5,204 9,860
Italtile, Ltd. 230,645 171,549
JSE, Ltd. 70,028 496,533
*KAP, Ltd. 823,150 152,711
Kumba Iron Ore, Ltd. 15,191 285,261
Lewis Group, Ltd. 38,459 155,315
Life Healthcare Group
Holdings, Ltd. 465,638 420,075
Merafe Resources, Ltd. 1,347,580 109,758
*Metair Investments, Ltd. 98,252 59,574
Momentum Group, Ltd. 1,276,566 2,078,752
Motus Holdings, Ltd. 108,357 723,136
Mpact, Ltd. 74,949 123,827
Mr Price Group, Ltd. 149,108 2,157,680
MTN Group, Ltd. 473,810 2,345,735
*MultiChoice Group 117,016 736,446
Nedbank Group, Ltd. 129,660 2,178,332
NEPI Rockcastle NV 122,407 958,001
Netcare, Ltd. 939,770 785,623
Northam Platinum Holdings,
Ltd. 166,760 1,228,251
Oceana Group, Ltd. 64,078 246,273
Old Mutual, Ltd. 2,834,874 1,951,381
Omnia Holdings, Ltd. 125,771 477,403
OUTsurance Group, Ltd. 128,822 437,543
ΩPepkor Holdings, Ltd. 897,041 1,159,354
*Pick n Pay Stores, Ltd. 187,939 270,534
PPC, Ltd. 785,436 175,035
PSG Financial Services, Ltd. 478,995 506,358
*Rainbow Chicken 37,465 7,226
Raubex Group, Ltd. 124,762 334,698
RCL Foods, Ltd. 37,465 19,284
Reunert, Ltd. 101,585 461,097
RFG Holdings, Ltd. 50,033 48,080
Sanlam, Ltd. 219,346 1,088,418
Santam, Ltd. 20,065 420,639
Sappi, Ltd. 338,809 913,328
Sasol, Ltd. 128,515 713,665
Shoprite Holdings, Ltd. 111,895 1,918,544
*Sibanye Stillwater, Ltd. 1,238,576 1,420,019
#*Sibanye Stillwater, Ltd., ADR 50,409 235,410
Southern Sun, Ltd. 323,644 152,852
*SPAR Group, Ltd. (The) 76,639 548,480
Spur Corp., Ltd. 39,148 76,591
Stadio Holdings, Ltd. 76,786 28,013
Shares Value †
SOUTH AFRICA — (Continued)
Standard Bank Group, Ltd. 177,698 $ 2,427,869
Sun International, Ltd. 158,946 408,423
Super Group, Ltd. 239,894 303,802
*Telkom SA SOC, Ltd. 260,505 397,830
Thungela Resources, Ltd. 83,718 600,800
Tiger Brands, Ltd. 64,580 863,611
#*Transaction Capital, Ltd. 317,970 52,156
Truworths International, Ltd. 214,142 1,353,528
Tsogo Sun, Ltd. 79,692 55,847
Vodacom Group, Ltd. 78,303 487,179
*We Buy Cars Pty, Ltd. 103,906 210,986
Wilson Bayly Holmes-Ovcon,
Ltd. 25,394 309,137
Woolworths Holdings, Ltd. 275,826 1,015,626
Zeda, Ltd. 108,312 88,218
TOTAL SOUTH AFRICA 76,425,264
SPAIN — (1.6%)
Acciona SA 13,632 1,737,466
Acerinox SA 106,316 970,119
*ACS Actividades de
Construccion y Servicios SA 89,606 4,280,340
ΩAedas Homes SA 8,528 242,570
ΩAena SME SA 12,458 2,745,572
Almirall SA 28,996 283,157
Amadeus IT Group SA 88,306 6,384,883
#*Amper SA 253,676 31,120
Atresmedia Corp. de Medios
de Comunicacion SA 67,821 320,657
Audax Renovables SA 76,467 145,776
Azkoyen SA 5,887 40,265
Banco Bilbao Vizcaya
Argentaria SA 506,641 5,032,803
#Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 861,109 8,550,812
Banco de Sabadell SA 4,199,117 8,153,338
Banco Santander SA 1,497,971 7,305,192
Banco Santander SA,
Sponsored ADR 346,063 1,681,866
Bankinter SA 457,731 3,722,037
CaixaBank SA 1,007,134 6,112,059
ΩCellnex Telecom SA 38,646 1,413,914
CIE Automotive SA 28,216 753,562
Construcciones y Auxiliar de
Ferrocarriles SA 12,676 499,548
Corp. ACCIONA Energias
Renovables SA 8,585 176,712
*Distribuidora Internacional de
Alimentacion SA 7,130,447 96,764
Ebro Foods SA 30,282 539,817
*eDreams ODIGEO SA 16,368 115,326
Elecnor SA 18,949 421,724
Enagas SA 115,197 1,628,323
#Ence Energia y Celulosa SA 100,181 312,362
Endesa SA 61,360 1,319,316
Ercros SA 51,721 203,546
Faes Farma SA 206,072 791,974
*Ferrovial SE 59,573 2,385,223

205
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SPAIN — (Continued)
Fluidra SA 52,285 $ 1,403,182
ΩGestamp Automocion SA 133,982 392,734
ΩGlobal Dominion Access SA 42,649 120,848
*Grifols SA 82,026 912,330
Grupo Catalana Occidente SA 22,768 931,869
Grupo Empresarial San Jose
SA 7,310 35,951
Iberdrola SA 487,162 7,216,647
Iberpapel Gestion SA 3,210 64,820
Indra Sistemas SA 80,390 1,413,857
#Industria de Diseno Textil SA 108,830 6,179,294
Laboratorios Farmaceuticos
Rovi SA 16,376 1,388,505
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 66,930 84,288
Logista Integral SA 39,077 1,192,109
Mapfre SA 470,110 1,340,241
Melia Hotels International SA 47,225 350,172
Miquel y Costas & Miquel SA 12,723 168,515
Naturgy Energy Group SA 22,950 569,570
ΩNeinor Homes SA 13,897 227,515
#*Obrascon Huarte Lain SA 135,255 40,498
Prim SA 3,592 38,216
*Promotora de Informaciones
SA, Class A 29,645 11,039
ΩProsegur Cash SA 115,528 67,477
Realia Business SA 55,988 58,960
Redeia Corp. SA 109,630 2,023,331
Repsol SA 566,500 7,041,965
Repsol SA, Sponsored ADR 35,000 439,600
*Sacyr SA 261,643 868,063
*Solaria Energia y Medio
Ambiente SA 35,028 365,830
Ω*Talgo SA 23,592 89,644
*Tecnicas Reunidas SA 19,354 233,229
Telefonica SA 1,873,794 8,775,876
Telefonica SA, Sponsored
ADR 111,179 514,759
#Tubacex SA 68,400 238,369
ΩUnicaja Banco SA 695,175 869,431
Vidrala SA 8,888 959,133
Viscofan SA 21,746 1,449,560
TOTAL SPAIN 116,475,570
SWEDEN — (1.9%)
AAK AB 23,602 672,764
ΩAcadeMedia AB 64,140 393,830
AddLife AB, Class B 31,826 402,731
Addnode Group AB 44,592 443,834
AddTech AB, Class B 62,854 1,735,232
AFRY AB 48,974 730,945
Alfa Laval AB 28,384 1,246,503
ΩAlimak Group AB 22,487 256,813
Alleima AB 160,605 974,883
Alligo AB, Class B 17,735 208,841
ΩAmbea AB 68,907 586,995
*Annehem Fastigheter AB,
Class B 32,316 54,816
*AQ Group AB 29,300 368,576
Shares Value †
SWEDEN — (Continued)
Arise AB 13,052 $ 49,707
Arjo AB, Class B 151,936 498,404
Assa Abloy AB, Class B 48,572 1,511,172
Atlas Copco AB, Class A 371,410 6,088,319
Atlas Copco AB, Class B 129,371 1,868,616
Atrium Ljungberg AB, Class B 10,390 206,828
ΩAttendo AB 95,574 423,382
Avanza Bank Holding AB 44,795 927,713
Axfood AB 20,068 446,183
Beijer Alma AB, Class B 22,051 352,814
#Beijer Ref AB 53,013 791,971
Bergman & Beving AB 15,827 443,006
*Betsson AB, Class B 192,186 2,545,465
#*Better Collective A/S 19,228 251,221
*BHG Group AB 103,088 171,973
Bilia AB, Class A 65,533 770,468
Billerud Aktiebolag 147,584 1,301,354
BioGaia AB, Class B 35,456 349,588
Biotage AB 20,362 304,287
*Bjorn Borg AB 4,443 23,606
Boliden AB 94,044 2,907,440
#*Bonava AB, Class B 140,970 122,459
Ω*Boozt AB 7,986 88,890
ΩBravida Holding AB 33,220 244,337
Bufab AB 17,415 621,403
Bulten AB 9,223 59,561
Byggmax Group AB 46,815 195,485
*Camurus AB 11,471 641,086
*Castellum AB 43,086 534,948
Catella AB 20,043 56,101
Catena AB 8,178 372,212
*Cavotec SA 5,047 8,585
Cellavision AB 4,895 106,592
#*Cint Group AB 104,843 125,125
Clas Ohlson AB, Class B 56,070 917,552
Cloetta AB, Class B 224,699 561,955
ΩCoor Service Management
Holding AB 40,701 141,958
Corem Property Group AB,
Class B 213,742 143,027
Corem Property Group AB,
Class D 3,408 79,944
*Ctek AB 5,485 8,745
CTT Systems AB 3,103 69,890
Dios Fastigheter AB 34,937 258,761
ΩDometic Group AB 167,728 906,824
Ω*Dustin Group AB 131,723 93,006
Eastnine AB 33,132 141,817
Elanders AB, Class B 8,526 77,451
*Electrolux AB, Class B 33,463 278,961
Electrolux Professional AB,
Class B 81,259 555,900
Elekta AB, Class B 68,128 408,129
Ω*Eltel AB 18,432 12,713
*Embracer Group AB 260,555 747,814
Engcon AB 13,332 153,753
Eolus Vind AB, Class B 2,131 9,301
Ependion AB 9,700 93,373

206
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SWEDEN — (Continued)
Epiroc AB, Class A 64,382 $ 1,247,922
Epiroc AB, Class B 38,078 650,882
Essity AB, Class A 4,150 116,161
Essity AB, Class B 81,589 2,293,631
ΩEvolution AB 16,640 1,562,909
Ework Group AB 3,724 48,864
Fabege AB 48,579 384,998
Fagerhult Group AB 30,565 171,392
Fasadgruppen Group AB 7,397 34,220
#*Fastighets AB Balder, Class
B 72,917 561,663
*Fastighets AB Trianon 24,160 50,352
*Fastighetsbolaget Emilshus
AB, Class B 899 3,739
FastPartner AB, Class A 17,637 117,030
FastPartner AB, Class D 3,778 25,916
Fenix Outdoor International AG 1,944 109,009
*Ferronordic AB 2,180 11,715
FormPipe Software AB 2,938 7,002
Fortnox AB 163,543 993,481
G5 Entertainment AB 2,254 19,485
Getinge AB, Class B 78,486 1,376,433
*GiG Software PLC 18,888 7,944
Granges AB 75,324 885,581
Ω*Green Landscaping Group
AB 13,084 94,767
#H & M Hennes & Mauritz AB,
Class B 74,936 1,108,277
Hanza AB 11,022 71,591
Heba Fastighets AB, Class B 22,039 67,352
Hemnet Group AB 50,877 1,590,018
Hexagon AB, Class B 102,187 951,003
*Hexatronic Group AB 47,330 192,194
Hexpol AB 103,952 980,253
HMS Networks AB 16,091 594,913
Holmen AB, Class B 19,680 772,850
Hufvudstaden AB, Class A 23,425 274,969
*Humana AB 34,611 122,755
Husqvarna AB, Class A 12,851 82,630
#Husqvarna AB, Class B 136,265 875,912
Indutrade AB 54,226 1,462,575
Instalco AB 89,296 270,223
#*International Petroleum
Corp. 78,158 880,186
*International Petroleum Corp. 2,124 24,136
INVISIO AB 14,845 371,817
Inwido AB 43,125 779,471
ITAB Shop Concept AB 6,042 14,681
JM AB 41,981 703,473
*John Mattson
Fastighetsforetagen AB 8,801 54,122
Kabe Group AB, Class B 1,017 30,320
*Karnov Group AB 46,233 343,937
#*K-fast Holding AB 54,269 110,820
*Klarabo Sverige AB, Class B 24,169 46,757
KNOW IT AB 15,860 198,916
Lagercrantz Group AB, Class
B 83,618 1,623,901
Lifco AB, Class B 21,302 631,094
Shares Value †
SWEDEN — (Continued)
Lime Technologies AB 5,388 $ 165,164
Lindab International AB 48,122 1,003,811
Loomis AB 57,581 1,795,227
*Medcap AB 5,187 263,227
Medicover AB, Class B 23,716 407,825
MEKO AB 25,464 341,264
*Modern Times Group MTG
AB, Class B 52,462 372,625
Momentum Group AB 17,590 295,905
ΩMunters Group AB 42,291 680,210
Mycronic AB 31,065 1,199,045
NCAB Group AB 85,879 524,903
NCC AB, Class B 64,935 961,883
Nederman Holding AB 7,319 154,588
*Net Insight AB, Class B 97,523 71,729
New Wave Group AB, Class B 69,005 728,741
Nibe Industrier AB, Class B 19,196 92,284
Nilorngruppen AB, Class B 4,662 30,237
*Nivika Fastigheter AB, Class
B 13,938 54,189
*Nobia AB 127,732 59,747
Nolato AB, Class B 130,629 680,611
Nordic Paper Holding AB 28,910 133,904
Nordic Waterproofing Holding
AB 11,387 184,532
Nordnet AB 29,289 606,033
*Norion Bank AB 12,104 46,889
*Norva24 Group AB 17,060 49,665
*Note AB 9,159 117,098
NP3 Fastigheter AB 9,589 222,249
Nyfosa AB 55,667 559,269
OEM International AB, Class B 36,877 429,426
*Orron Energy ab 27,724 18,443
*Ovzon AB 5,634 6,476
Peab AB, Class B 60,326 457,235
Platzer Fastigheter Holding
AB, Class B 20,009 168,299
Prevas AB, Class B 3,615 37,366
*Pricer AB, Class B 80,827 90,647
Proact IT Group AB 19,071 242,753
Ratos AB, Class B 155,405 493,808
RaySearch Laboratories AB 11,710 166,347
Rejlers AB 6,399 91,021
Rottneros AB 45,215 41,242
RVRC Holding AB 31,160 135,240
Saab AB, Class B 73,788 1,510,923
Sagax AB, Class B 24,248 577,417
Sandvik AB 179,886 3,513,645
Scandi Standard AB 34,339 259,948
Ω*Scandic Hotels Group AB 262,973 1,689,655
*Sdiptech AB 9,597 215,079
*Sectra AB, Class B 47,073 1,245,009
#Securitas AB, Class B 88,118 1,029,411
*Sedana Medical AB 28,180 30,813
*Sensys Gatso Group AB 4,901 28,078
Ω*Sinch AB 499,876 1,480,000
*Sivers Semiconductors AB 119,368 43,664
Skandinaviska Enskilda
Banken AB, Class A 203,092 2,855,612

207
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SWEDEN — (Continued)
Skandinaviska Enskilda
Banken AB, Class C 1,689 $ 24,088
Skanska AB, Class B 74,185 1,498,946
SKF AB, Class A 5,812 109,178
SKF AB, Class B 95,189 1,790,790
SkiStar AB 27,046 414,788
Softronic AB, Class B 7,317 16,138
Solid Forsakring AB 9,558 76,821
SSAB AB, Class A 104,409 498,429
#SSAB AB, Class B 310,991 1,456,710
*Stendorren Fastigheter AB 4,549 84,262
*Stillfront Group AB 90,565 62,253
Storskogen Group AB, Class B 538,374 443,880
Svedbergs Group AB 2,697 11,317
Svenska Cellulosa AB SCA,
Class A 5,089 66,394
Svenska Cellulosa AB SCA,
Class B 120,967 1,592,348
Svenska Handelsbanken AB,
Class A 112,325 1,163,136
#Svenska Handelsbanken AB,
Class B 2,965 39,764
Sweco AB, Class B 59,184 993,955
Swedbank AB, Class A 82,488 1,666,712
*Swedish Orphan Biovitrum AB 23,170 721,082
Synsam AB 49,473 222,627
Systemair AB 45,633 348,003
Tele2 AB, Class B 246,418 2,571,256
Telefonaktiebolaget LM
Ericsson, Class A 14,280 119,044
Telefonaktiebolaget LM
Ericsson, Class B 808,440 6,722,865
#Telia Co. AB 1,045,721 3,025,736
Tethys Oil AB 26,364 139,704
*TF Bank AB 4,856 141,595
ΩThule Group AB 24,167 804,509
Trelleborg AB, Class B 66,115 2,184,874
Troax Group AB 16,593 336,511
#Truecaller AB, Class B 92,111 408,902
VBG Group AB, Class B 13,037 375,269
Vitec Software Group AB,
Class B 10,868 472,908
Vitrolife AB 24,028 530,410
Volati AB 9,711 89,486
Volvo AB, Class A 52,048 1,357,133
Volvo AB, Class B 509,758 13,182,185
#*Volvo Car AB, Class B 296,684 635,649
#Wallenstam AB, Class B 72,315 339,608
Wihlborgs Fastigheter AB 56,632 590,664
TOTAL SWEDEN 141,144,520
SWITZERLAND — (5.3%)
ABB, Ltd., Registered 283,600 15,710,004
Accelleron Industries AG 55,333 2,961,503
Accelleron Industries AG, ADR 171 9,140
Adecco Group AG 106,660 3,337,828
Alcon AG, ADR 109,589 10,076,709
Allreal Holding AG, Registered 9,015 1,601,369
ALSO Holding AG, Registered 4,488 1,193,755
Shares Value †
SWITZERLAND — (Continued)
*ams-OSRAM AG 25,391 $ 245,189
APG SGA SA 627 142,846
*Arbonia AG 28,583 402,615
*Aryzta AG 850,495 1,500,931
Ascom Holding AG, Registered 17,085 95,136
Autoneum Holding AG 3,140 419,780
Avolta AG 33,387 1,318,954
Baloise Holding AG,
Registered 37,251 7,146,919
Banque Cantonale de Geneve 904 267,635
Banque Cantonale Vaudoise,
Registered 20,771 2,068,212
Barry Callebaut AG,
Registered 2,216 3,874,861
*Basilea Pharmaceutica AG,
Registered 7,624 377,365
Belimo Holding AG, Class R 3,893 2,575,224
Bell Food Group AG 1,555 475,653
Bellevue Group AG 4,979 84,356
Berner Kantonalbank AG,
Registered 1,926 518,975
BKW AG 6,383 1,119,073
Bossard Holding AG,
Registered 4,910 1,178,241
Bucher Industries AG,
Registered 5,164 2,009,583
Burckhardt Compression
Holding AG 2,055 1,509,107
Burkhalter Holding AG 4,056 416,060
Bystronic AG 414 157,997
Calida Holding AG, Registered 223 6,705
Carlo Gavazzi Holding AG,
Registered 216 51,708
Cembra Money Bank AG 20,661 1,857,746
Chocoladefabriken Lindt &
Spruengli AG 19 2,206,083
*Cicor Technologies, Ltd.,
Registered 1,054 63,871
Cie Financiere Richemont SA,
Registered 45,988 6,666,585
Cie Financiere Tradition SA 885 155,057
Clariant AG, Registered 114,263 1,584,380
Coltene Holding AG,
Registered 1,645 101,588
Comet Holding AG, Class R 5,029 1,666,252
COSMO Pharmaceuticals NV 6,425 497,089
CPH Group AG 245 19,720
Daetwyler Holding AG 4,028 677,311
DKSH Holding AG 20,213 1,442,283
#*DocMorris AG 8,849 347,943
dormakaba Holding AG 2,099 1,597,250
DSM-Firmenich AG 22,534 2,669,018
EFG International AG 81,053 1,106,078
Emmi AG, Registered 1,091 1,037,125
EMS-Chemie Holding AG 984 756,179
#Feintool International Holding
AG, Registered 3,218 60,661
Flughafen Zurich AG,
Registered 13,326 3,134,623

208
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Forbo Holding AG, Registered 716 $ 703,000
ΩGalenica AG 31,510 2,740,317
#*GAM Holding AG 38,806 5,780
Geberit AG, Registered 10,978 6,865,852
Georg Fischer AG, Registered 81,410 5,903,096
Givaudan SA, Registered 1,637 7,756,204
#Glarner Kantonalbank 543 13,376
Gurit Holding AG 2,320 50,977
Helvetia Holding AG,
Registered 23,810 4,025,699
Hiag Immobilien Holding AG 1,359 129,189
Holcim AG 109,385 10,762,664
Huber + Suhner AG,
Registered 11,332 1,069,378
Hypothekarbank Lenzburg AG,
Class R 9 42,049
Implenia AG, Registered 7,093 250,187
*Ina Invest AG 1,202 27,593
Inficon Holding AG, Registered 982 1,176,538
Interroll Holding AG, Class R 272 715,624
*Intershop Holding AG 1,665 233,759
Investis Holding SA 223 28,368
IVF Hartmann Holding AG,
Registered 150 24,806
Julius Baer Group, Ltd. 106,919 6,511,339
Jungfraubahn Holding AG,
Registered 1,639 311,992
Kardex Holding AG,
Registered 3,547 1,078,826
Komax Holding AG, Class R 2,814 356,672
*Kudelski SA 18,111 29,427
Kuehne + Nagel International
AG, Class R 11,095 2,766,372
Landis+Gyr Group AG 39,551 3,178,900
Lastminute.com NV 2,952 54,622
LEM Holding SA, Registered 202 269,115
Liechtensteinische
Landesbank AG 4,977 406,356
#Logitech International SA,
Class R 70,875 5,790,488
Lonza Group AG, Registered 10,127 6,237,586
Luzerner Kantonalbank AG,
Registered 9,650 712,004
ΩMedacta Group SA 2,650 351,821
ΩMedmix AG 5,952 68,282
#Meier Tobler Group AG 2,661 88,013
Metall Zug AG, Registered 103 143,535
Mikron Holding AG, Registered 5,449 94,524
Mobilezone Holding AG,
Registered 30,257 482,181
Mobimo Holding AG,
Registered 5,958 1,843,142
Ω*Montana Aerospace AG 3,362 59,254
Naturenergie Holding AG 3,270 136,518
Nestle SA, Registered 363,978 34,339,453
Novartis AG, Registered 8,087 877,253
#Novartis AG, Sponsored ADR 408,143 44,242,701
Novavest Real Estate AG 982 38,726
OC Oerlikon Corp. AG 81,050 369,866
Shares Value †
SWITZERLAND — (Continued)
*Orascom Development
Holding AG 6,054 $ 26,465
Orell Fuessli AG, Registered 152 13,535
Orior AG 3,511 174,393
Partners Group Holding AG 5,694 7,855,837
Phoenix Mecano AG,
Registered 223 113,731
Plazza AG, Registered 217 82,062
Ω*PolyPeptide Group AG 4,324 144,017
PSP Swiss Property AG,
Registered 16,196 2,296,322
Rieter Holding AG, Registered 695 73,462
Roche Holding AG 3,636 1,232,884
Roche Holding AG 75,796 23,482,998
Romande Energie Holding SA,
Registered 2,912 155,922
Sandoz Group AG 93,027 4,233,390
Sandoz Group AG, ADR 57,470 2,621,207
*Santhera Pharmaceuticals
Holding AG, Registered 3,167 31,718
Schindler Holding AG,
Registered 5,910 1,681,346
Schweiter Technologies AG 346 158,255
Ω*Sensirion Holding AG 2,375 173,037
SFS Group AG 10,158 1,451,982
*SGS SA, Registered 51,126 5,410,002
Siegfried Holding AG,
Registered 3,301 4,313,785
SIG Group AG 149,205 3,207,727
Sika AG, Registered 21,892 6,088,847
SKAN Group AG 1,671 149,186
Softwareone Holding AG 38,413 346,503
Sonova Holding AG 9,100 3,317,127
St. Galler Kantonalbank AG,
Registered 1,488 724,469
Stadler Rail AG 26,248 749,769
StarragTornos Group AG 387 17,902
Straumann Holding AG, Class
R 11,014 1,452,060
Sulzer AG, Registered 13,016 2,008,019
Swatch Group AG (The) 11,037 446,101
Swatch Group AG (The) 9,552 1,950,278
Swiss Life Holding AG 9,122 7,430,943
Swiss Prime Site AG,
Registered 58,499 6,335,644
Swiss Re AG 102,264 13,086,055
Swisscom AG, Registered 8,698 5,291,023
Swissquote Group Holding SA,
Registered 7,305 2,485,406
Tecan Group AG, Class R 1,560 393,292
Temenos AG, Registered 18,663 1,289,597
Thurgauer Kantonalbank 112 16,190
TX Group AG 2,095 359,060
u-blox Holding AG 5,793 442,163
#UBS Group AG, ADR 338,663 10,390,181
Valiant Holding AG 12,589 1,464,616
ΩVAT Group AG 13,229 5,499,972
Vaudoise Assurances Holding
SA 496 263,860

209
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Vetropack Holding AG 6,730 $ 222,595
Vontobel Holding AG, Class R 14,526 944,098
VP Bank AG, Class A 1,655 139,719
*V-ZUG Holding AG 820 51,398
Walliser Kantonalbank,
Registered 449 58,676
Warteck Invest AG, Registered 67 134,434
Ypsomed Holding AG,
Registered 1,021 452,820
Zehnder Group AG,
Registered 6,409 357,250
Zug Estates Holding AG, Class
B 87 190,661
Zuger Kantonalbank 36 342,223
Zurich Insurance Group AG 16,602 9,807,218
TOTAL SWITZERLAND 387,497,131
TAIWAN — (6.4%)
104 Corp. 8,000 54,931
91APP, Inc. 26,000 76,280
Aaeon Technology, Inc. 11,546 46,667
ABC Taiwan Electronics Corp. 13,910 9,486
#Ability Enterprise Co., Ltd. 135,000 197,612
#Ability Opto-Electronics
Technology Co., Ltd. 35,700 247,917
#AcBel Polytech, Inc. 402,549 402,675
Accton Technology Corp. 151,929 2,617,503
Acer Cyber Security, Inc. 3,000 21,582
Acer E-Enabling Service
Business, Inc. 4,000 31,461
#Acer, Inc. 1,137,521 1,436,102
*ACES Electronic Co., Ltd. 57,161 98,480
*Acme Electronics Corp. 21,336 22,142
*Acon Holding, Inc. 164,536 64,705
Acter Group Corp., Ltd. 72,700 807,778
#Action Electronics Co., Ltd. 158,000 86,792
Actron Technology Corp. 29,000 146,177
ADATA Technology Co., Ltd. 128,744 344,362
#ADDCN Technology Co., Ltd. 23,314 134,980
*Adimmune Corp. 120,000 90,824
Adlink Technology, Inc. 8,000 17,353
Advanced Ceramic X Corp. 12,000 60,300
Advanced Energy Solution
Holding Co., Ltd. 16,000 257,178
Advanced International
Multitech Co., Ltd. 94,000 232,946
#*Advanced Optoelectronic
Technology, Inc. 77,000 60,562
Advanced Power Electronics
Corp. 33,000 81,161
#Advancetek Enterprise Co.,
Ltd. 143,532 287,602
Advantech Co., Ltd. 44,838 447,820
Aero Win Technology Corp. 10,000 11,564
Aerospace Industrial
Development Corp. 258,000 357,125
AIC, Inc. 13,000 127,403
Airtac International Group 32,202 898,520
Alchip Technologies, Ltd. 9,000 573,034
#Alexander Marine Co., Ltd. 11,163 96,509
Shares Value †
TAIWAN — (Continued)
*ALI Corp. 99,000 $ 61,025
Allied Circuit Co., Ltd. 10,000 45,100
Allied Supreme Corp. 31,000 323,642
#Allis Electric Co., Ltd. 74,453 260,260
Alltek Technology Corp. 71,128 89,687
#Alltop Technology Co., Ltd. 25,001 214,584
Alpha Networks, Inc. 93,000 100,866
#Altek Corp. 182,000 190,009
Amazing Microelectronic Corp. 27,106 82,232
AMPACS Corp. 23,000 37,400
Ampak Technology, Inc. 20,000 73,658
Ampire Co., Ltd. 51,000 55,712
Ample Electronic Technology
Co., Ltd. 12,000 46,442
#AMPOC Far-East Co., Ltd. 52,000 186,642
Anji Technology Co., Ltd. 31,199 32,280
Anpec Electronics Corp. 43,781 255,526
Aopen, Inc. 15,000 25,421
#Apac Opto Electronics, Inc. 23,000 67,837
Apacer Technology, Inc. 40,501 60,865
APAQ Technology Co., Ltd. 16,000 74,157
Apex Biotechnology Corp. 37,226 33,752
*Apex International Co., Ltd. 86,252 117,102
Apex Science & Engineering 78,986 28,720
Apogee Optocom Co., Ltd. 5,000 10,534
ARBOR Technology Corp. 8,000 9,913
Arcadyan Technology Corp. 75,566 372,641
#Ardentec Corp. 389,120 658,249
Argosy Research, Inc. 28,025 137,326
ASE Technology Holding Co.,
Ltd. 1,108,796 5,433,239
#ASE Technology Holding Co.,
Ltd., ADR 79,484 759,867
Asia Electronic Material Co.,
Ltd. 33,000 21,578
Asia Optical Co., Inc. 87,000 278,324
Asia Polymer Corp. 206,000 105,765
Asia Tech Image, Inc. 25,000 75,765
Asia Vital Components Co.,
Ltd. 187,946 3,742,495
ASIX Electronics Corp. 18,000 56,742
ASMedia Technology, Inc. 3,364 171,140
ASolid Technology Co., Ltd. 25,000 44,554
ASPEED Technology, Inc. 11,600 1,520,599
#ASROCK, Inc. 24,000 152,434
#Asustek Computer, Inc. 132,502 2,377,923
ATE Energy International Co.,
Ltd. 60,766 59,173
Aten International Co., Ltd. 28,000 69,213
Auden Techno Corp. 12,000 41,198
AUO Corp. 3,381,984 1,752,214
#AURAS Technology Co., Ltd. 101,000 2,112,047
Aurora Corp. 14,100 29,881
Avalue Technology, Inc. 38,000 118,483
AVer Information, Inc. 23,000 31,980
Axiomtek Co., Ltd. 27,483 85,262
Azurewave Technologies, Inc. 54,000 69,775
Bafang Yunji International Co.,
Ltd. 23,000 109,831

210
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Bank of Kaohsiung Co., Ltd. 442,171 $ 160,777
#BenQ Materials Corp. 68,000 68,552
#BES Engineering Corp. 1,443,000 488,656
#Billion Electric Co., Ltd. 36,000 37,697
Bin Chuan Enterprise Co., Ltd. 66,000 76,217
#Bionet Corp. 25,701 73,317
Bionime Corp. 12,000 26,779
Bioteque Corp. 25,000 95,584
Bizlink Holding, Inc. 73,242 1,077,828
Bon Fame Co., Ltd. 5,000 14,029
#Bora Pharmaceuticals Co.,
Ltd. 22,885 517,127
Brave C&H Supply Co., Ltd. 15,000 58,052
Brighten Optix Corp. 3,373 15,370
Brighton-Best International
Taiwan, Inc. 162,423 169,824
Brillian Network & Automation
Integrated System Co., Ltd. 8,000 64,295
Brogent Technologies, Inc. 6,000 33,614
#Browave Corp. 20,000 89,576
#C Sun Manufacturing, Ltd. 83,003 538,846
*Calin Technology Co., Ltd. 40,000 49,438
*Cameo Communications, Inc. 126,000 47,781
Capital Futures Corp. 34,509 60,854
Capital Securities Corp. 997,000 693,917
#*Career Technology MFG.
Co., Ltd. 364,625 222,485
#Castles Technology Co., Ltd. 35,875 122,047
Caswell, Inc. 17,000 75,609
Cathay Financial Holding Co.,
Ltd. 1,165,053 2,505,373
Cathay Real Estate
Development Co., Ltd. 290,300 219,718
Cayman Engley Industrial Co.,
Ltd. 23,000 31,227
#CCP Contact Probes Co.,
Ltd. 72,000 101,798
*Celxpert Energy Corp. 58,465 46,531
*Cenra, Inc. 61,000 73,299
Central Reinsurance Co., Ltd. 202,077 168,082
Century Iron & Steel Industrial
Co., Ltd. 89,000 575,000
Chain Chon Industrial Co., Ltd. 69,612 38,673
*ChainQui Construction
Development Co., Ltd. 58,990 33,693
#Chaintech Technology Corp. 16,000 22,472
*Champion Building Materials
Co., Ltd. 97,573 30,332
Champion Microelectronic
Corp. 5,000 10,768
Chang Hwa Commercial Bank,
Ltd. 1,754,273 969,121
Chang Wah Technology Co.,
Ltd. 194,000 221,308
Channel Well Technology Co.,
Ltd. 105,000 202,200
Chant Sincere Co., Ltd. 11,000 23,655
Charoen Pokphand Enterprise 133,012 404,765
Shares Value †
TAIWAN — (Continued)
Chateau International
Development Co., Ltd. 7,175 $ 8,734
#CHC Healthcare Group 74,000 96,080
CHC Resources Corp. 45,900 96,986
Chen Full International Co.,
Ltd. 48,000 64,944
Chenbro Micom Co., Ltd. 33,000 292,509
Cheng Loong Corp. 500,360 371,678
*Cheng Mei Materials
Technology Corp. 224,176 88,859
Cheng Shin Rubber Industry
Co., Ltd. 827,341 1,196,856
Cheng Uei Precision Industry
Co., Ltd. 223,050 451,112
Chenming Electronic
Technology Corp. 38,000 192,728
Chian Hsing Forging Industrial
Co., Ltd. 23,100 20,440
Chicony Electronics Co., Ltd. 322,400 1,645,206
Chicony Power Technology
Co., Ltd. 78,807 309,915
Chief Telecom, Inc. 14,700 215,637
Chien Shing Harbour Service
Co., Ltd. 22,000 34,023
#China Airlines, Ltd. 2,459,019 1,734,514
#China Bills Finance Corp. 434,000 201,152
China Container Terminal
Corp. 32,000 30,262
China Ecotek Corp. 11,000 21,870
China General Plastics Corp. 248,108 124,286
#China Glaze Co., Ltd. 77,000 49,747
*China Man-Made Fiber Corp. 704,000 169,848
#China Metal Products 152,290 175,390
#China Motor Corp. 140,000 301,061
China Steel Chemical Corp. 52,000 157,266
China Steel Corp. 2,467,882 1,733,063
China Steel Structure Co., Ltd. 24,000 40,150
#China Wire & Cable Co., Ltd. 67,160 71,688
#Chinese Maritime Transport,
Ltd. 69,570 91,739
Ching Feng Home Fashions
Co., Ltd. 79,950 83,967
#Chin-Poon Industrial Co., Ltd. 524,126 625,712
Chipbond Technology Corp. 504,000 995,730
ChipMOS Technologies, Inc. 325,096 361,218
ChipMOS Technologies, Inc.,
ADR 4,941 107,170
Chlitina Holding, Ltd. 33,995 149,073
Chong Hong Construction Co.,
Ltd. 115,940 316,628
Chroma ATE, Inc. 96,560 1,252,206
Chun YU Works & Co., Ltd. 18,900 15,219
Chun Yuan Steel Industry Co.,
Ltd. 258,570 146,878
#Chung Hung Steel Corp. 643,212 412,547
Chung Hwa Chemical
Industrial Works, Ltd. 19,000 22,001
Chung Hwa Food Industrial
Co., Ltd. 6,600 18,148

211
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#*Chung Hwa Pulp Corp. 242,629 $ 140,473
Chung Lien Co., Ltd. 4,000 5,287
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 281,000 1,398,861
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 34,000 45,047
Chunghwa Precision Test
Tech Co., Ltd. 8,000 147,566
Chunghwa Telecom Co., Ltd. 147,727 562,506
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 7,515 283,240
Chyang Sheng Texing Co.,
Ltd. 40,000 29,463
#Cleanaway Co., Ltd. 47,000 268,446
C-Media Electronics, Inc. 30,000 46,676
*CoAsia Electronics Corp. 69,623 85,725
Collins Co., Ltd. 90,000 50,421
Compal Electronics, Inc. 1,937,747 2,168,172
#Compeq Manufacturing Co.,
Ltd. 947,000 1,829,566
Compucase Enterprise 17,000 33,533
Concord International
Securities Co., Ltd. 103,784 53,609
#Concord Securities Co., Ltd. 314,669 133,567
#Continental Holdings Corp. 245,200 215,430
Contrel Technology Co., Ltd. 72,000 142,697
Coremax Corp. 54,351 101,102
Coretronic Corp. 242,000 523,427
#Co-Tech Development Corp. 499,253 927,140
Coxon Precise Industrial Co.,
Ltd. 93,000 61,390
Crowell Development Corp. 52,000 62,890
*CSBC Corp. 262,312 141,226
CTBC Financial Holding Co.,
Ltd. 7,175,654 8,040,137
CTCI Advanced Systems, Inc. 6,000 32,959
CTCI Corp. 204,444 281,398
CTI Traffic Industries Co., Ltd. 5,000 26,607
Cub Elecparts, Inc. 21,000 63,642
CviLux Corp. 26,600 44,831
Cyberlink Corp. 29,000 82,185
#CyberPower Systems, Inc. 26,250 253,979
#*CyberTAN Technology, Inc. 190,424 214,257
*Cypress Technology Co., Ltd. 10,000 9,004
Cystech Electronics Corp. 4,200 11,929
DA CIN Construction Co., Ltd. 117,400 179,544
Da-Li Development Co., Ltd. 199,366 267,252
#Darfon Electronics Corp. 198,000 300,337
Darwin Precisions Corp. 224,000 96,479
#Daxin Materials Corp. 39,100 275,799
De Licacy Industrial Co., Ltd. 205,681 105,280
#Delpha Construction Co., Ltd. 89,000 108,611
Delta Electronics, Inc. 132,699 1,673,233
Depo Auto Parts Ind Co., Ltd. 66,000 498,502
DFI, Inc. 16,000 43,096
Dimerco Data System Corp. 10,500 37,523
#Dimerco Express Corp. 89,878 237,318
Shares Value †
TAIWAN — (Continued)
#DingZing Advanced
Materials, Inc. 6,000 $ 26,779
#D-Link Corp. 336,897 200,834
DONPON PRECISION, Inc. 37,000 40,014
Dr Wu Skincare Co., Ltd. 5,000 22,862
Draytek Corp. 24,000 39,775
Drewloong Precision, Inc. 16,340 75,733
*Dyaco International, Inc. 99,967 85,802
#Dynamic Holding Co., Ltd. 215,934 452,221
Dynapack International
Technology Corp. 90,000 303,371
E Ink Holdings, Inc. 219,000 2,091,573
E.Sun Financial Holding Co.,
Ltd. 3,111,514 2,660,908
Eastech Holding, Ltd. 29,000 112,235
*Eastern Media International
Corp. 125,137 73,622
Eclat Textile Co., Ltd. 69,143 1,171,806
eCloudvalley Digital
Technology Co., Ltd. 10,000 28,652
ECOVE Environment Corp. 21,000 183,193
#*Edimax Technology Co., Ltd. 117,313 127,968
Edison Opto Corp. 59,000 48,430
#Edom Technology Co., Ltd. 92,578 108,354
eGalax_eMPIA Technology,
Inc. 16,559 24,911
Elan Microelectronics Corp. 186,600 850,300
E-Lead Electronic Co., Ltd. 27,227 64,583
E-LIFE MALL Corp. 48,000 124,944
#*Elite Advanced Laser Corp. 59,723 397,967
#Elite Material Co., Ltd. 189,162 2,476,700
Elite Semiconductor
Microelectronics Technology,
Inc. 130,000 276,311
Elitegroup Computer Systems
Co., Ltd. 196,087 149,330
eMemory Technology, Inc. 19,000 1,891,698
Emerging Display
Technologies Corp. 48,000 37,903
Ennoconn Corp. 48,893 447,118
#Ennostar, Inc. 473,933 691,522
EnTie Commercial Bank Co.,
Ltd. 226,000 101,573
*Epileds Technologies, Inc. 33,000 39,705
#*Episil Technologies, Inc. 51,000 88,661
Episil-Precision, Inc. 55,000 97,331
Eris Technology Corp. 9,687 85,562
Eson Precision Ind Co., Ltd. 53,000 107,191
Eternal Materials Co., Ltd. 485,293 474,085
#Eurocharm Holdings Co., Ltd. 19,000 124,235
Eva Airways Corp. 1,969,132 2,295,477
Ever Supreme Bio Technology
Co., Ltd. 3,000 17,182
*Everest Textile Co., Ltd. 234,794 52,103
Evergreen Aviation
Technologies Corp. 22,000 63,720
Evergreen International
Storage & Transport Corp. 431,000 414,320
#EVERGREEN Steel Corp. 63,000 201,545

212
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Everlight Chemical Industrial
Corp. 402,155 $ 304,378
Everlight Electronics Co., Ltd. 212,225 555,070
Evertop Wire Cable Corp. 24,000 17,004
Excel Cell Electronic Co., Ltd. 32,000 22,971
Excellence Opto, Inc. 21,000 18,352
Excelliance Mos Corp. 6,000 17,884
#Excelsior Medical Co., Ltd. 66,964 182,040
EZconn Corp. 13,925 204,051
#Far Eastern Department
Stores, Ltd. 496,249 397,278
Far Eastern International Bank 1,533,243 631,673
Far Eastern New Century
Corp. 1,289,625 1,493,292
Far EasTone
Telecommunications Co., Ltd. 646,907 1,796,964
Faraday Technology Corp. 68,548 501,701
Farcent Enterprise Co., Ltd. 5,000 8,271
Farglory F T Z Investment
Holding Co., Ltd. 53,233 72,107
Farglory Land Development
Co., Ltd. 179,575 378,318
*Favite, Inc. 60,000 104,682
*Federal Corp. 220,567 150,418
Feedback Technology Corp. 32,401 142,589
*Feicheng Development
Technology Co., Ltd. 25,000 11,782
#Feng Hsin Steel Co., Ltd. 239,000 626,592
Feng TAY Enterprise Co., Ltd. 257,492 1,137,176
FineTek Co., Ltd. 8,796 43,513
#Firich Enterprises Co., Ltd. 102,000 101,873
*First Copper Technology Co.,
Ltd. 119,000 148,564
First Financial Holding Co.,
Ltd. 2,464,758 2,088,582
#First Hi-Tec Enterprise Co.,
Ltd. 37,282 103,328
First Insurance Co., Ltd. (The) 123,000 87,336
#*First Steamship Co., Ltd. 435,553 106,169
#*Fittech Co., Ltd. 45,000 228,230
#FLEXium Interconnect, Inc. 186,515 438,927
Flytech Technology Co., Ltd. 51,312 137,569
FocalTech Systems Co., Ltd. 88,000 231,810
#Forcecon Tech Co., Ltd. 46,278 223,879
*Forest Water Environment
Engineering Co., Ltd. 32,143 41,132
Formosa Advanced
Technologies Co., Ltd. 69,000 73,329
*Formosa Electronic
Industries, Inc. 35,000 36,813
Formosa International Hotels
Corp. 40,246 251,224
Formosa Laboratories, Inc. 71,108 199,741
Formosa Optical Technology
Co., Ltd. 11,000 34,675
Formosa Petrochemical Corp. 220,000 330,274
Formosa Plastics Corp. 741,000 1,093,923
#Formosa Sumco Technology
Corp. 44,000 164,107
Shares Value †
TAIWAN — (Continued)
#Formosan Union Chemical 188,304 $ 132,824
#Fortune Electric Co., Ltd. 47,500 812,422
Founding Construction &
Development Co., Ltd. 98,208 62,070
#Foxsemicon Integrated
Technology, Inc. 43,845 471,430
#Franbo Lines Corp. 98,663 57,122
Froch Enterprise Co., Ltd. 138,000 78,390
Fu Chun Shin Machinery
Manufacture Co., Ltd. 65,910 38,674
Fu Hua Innovation Co., Ltd. 238,464 232,212
Fubon Financial Holding Co.,
Ltd. 1,381,873 3,916,169
Fulgent Sun International
Holding Co., Ltd. 88,129 294,313
#*Fulltech Fiber Glass Corp. 272,982 183,607
#Fusheng Precision Co., Ltd. 72,000 668,539
Fwusow Industry Co., Ltd. 142,109 76,066
#G Shank Enterprise Co., Ltd. 78,713 215,208
#*G Tech Optoelectronics
Corp. 64,610 78,544
#Gallant Precision Machining
Co., Ltd. 31,000 116,105
Gamania Digital Entertainment
Co., Ltd. 93,000 229,017
GEM Services, Inc. 30,200 68,054
*GEM Terminal Industrial Co.,
Ltd. 39,000 33,413
#Gemtek Technology Corp. 879,348 975,681
*General Interface Solution
Holding, Ltd. 124,000 220,212
General Plastic Industrial Co.,
Ltd. 30,114 33,836
Generalplus Technology, Inc. 11,000 18,711
Genesys Logic, Inc. 17,000 78,262
#Genius Electronic Optical
Co., Ltd. 56,646 792,938
Genmont Biotech, Inc. 23,000 15,183
Genovate Biotechnology Co.,
Ltd. 34,360 23,915
GeoVision, Inc. 17,000 32,949
#Getac Holdings Corp. 167,000 581,164
GFC, Ltd. 12,000 38,202
Giant Manufacturing Co., Ltd. 133,159 756,396
#Giantplus Technology Co.,
Ltd. 173,000 89,362
#Gigabyte Technology Co.,
Ltd. 281,000 2,293,430
*Gigasolar Materials Corp. 25,423 73,159
*Gigastorage Corp. 161,060 92,243
Global Brands Manufacture,
Ltd. 190,240 346,161
Global Mixed Mode
Technology, Inc. 39,000 274,485
Global PMX Co., Ltd. 20,000 81,461
#Global Unichip Corp. 34,000 1,310,549
Globalwafers Co., Ltd. 72,000 952,809
Globe Union Industrial Corp. 99,480 51,230

213
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Gloria Material Technology
Corp. 284,636 $ 407,321
*Glotech Industrial Corp. 20,000 8,240
*GlycoNex, Inc. 41,000 33,591
#GMI Technology, Inc. 34,768 72,488
Gold Circuit Electronics, Ltd. 208,900 1,229,015
Golden Long Teng
Development Co., Ltd. 10,000 8,567
Goldsun Building Materials
Co., Ltd. 580,788 971,605
Good Will Instrument Co., Ltd. 22,000 29,491
Gordon Auto Body Parts 112,000 121,823
#Gourmet Master Co., Ltd. 51,026 140,943
#Grand Fortune Securities
Co., Ltd. 201,476 80,804
#Grand Process Technology
Corp. 8,000 401,997
GrandTech CG Systems, Inc. 27,890 52,403
Grape King Bio, Ltd. 60,000 281,835
Great China Metal Industry 71,000 50,746
#Great Tree Pharmacy Co.,
Ltd. 52,092 286,961
Great Wall Enterprise Co., Ltd. 325,614 520,332
Greatek Electronics, Inc. 185,000 333,162
Green World FinTech Service
Co., Ltd. 40,000 102,372
#Group Up Industrial Co., Ltd. 15,000 130,852
GTM Holdings Corp. 72,350 77,002
#Gudeng Precision Industrial
Co., Ltd. 7,344 124,234
*Hai Kwang Enterprise Corp. 51,900 29,643
#*HannsTouch Holdings Co. 297,941 102,289
Harvatek Corp. 58,239 40,989
Heran Co., Ltd. 21,000 68,492
Hey Song Corp. 174,500 225,205
Hi-Clearance, Inc. 9,444 40,824
Highlight Tech Corp. 18,400 33,940
*High-Tek Harness Enterprise
Co., Ltd. 72,000 32,360
#Highwealth Construction
Corp. 722,536 918,956
Hi-Lai Foods Co., Ltd. 10,000 48,065
HIM International Music, Inc. 19,800 72,303
Hiroca Holdings, Ltd. 43,000 41,067
Hitron Technology, Inc. 44,000 43,258
#Hiwin Mikrosystem Corp. 31,000 135,456
#Hiwin Technologies Corp. 108,767 802,853
#Hiyes International Co., Ltd. 15,569 72,403
Hocheng Corp. 173,580 94,537
Holiday Entertainment Co.,
Ltd. 24,850 63,521
Holtek Semiconductor, Inc. 39,000 67,800
Holy Stone Enterprise Co., Ltd. 58,200 162,393
Hon Hai Precision Industry
Co., Ltd. 1,311,177 8,655,241
#Hon Hai Precision Industry
Co., Ltd., Registered, GDR 36,243 460,286
Hong Ho Precision Textile Co.,
Ltd. 9,000 11,966
Shares Value †
TAIWAN — (Continued)
Hong Pu Real Estate
Development Co., Ltd. 111,695 $ 100,574
Hong TAI Electric Industrial 131,000 136,356
#Hota Industrial Manufacturing
Co., Ltd. 155,439 270,708
Hotai Motor Co., Ltd. 92,800 1,879,750
*Hotron Precision Electronic
Industrial Co., Ltd. 46,713 48,404
#Hsin Kuang Steel Co., Ltd. 140,000 242,509
Hsin Yung Chien Co., Ltd. 14,000 41,467
#*HTC Corp. 431,000 591,885
Hu Lane Associate, Inc. 84,322 444,770
HUA ENG Wire & Cable Co.,
Ltd. 129,000 117,163
Hua Jung Components Co.,
Ltd. 45,000 21,699
Hua Nan Financial Holdings
Co., Ltd. 1,555,784 1,235,790
Hua Yu Lien Development
Co., Ltd. 49,000 201,108
#Huaku Development Co., Ltd. 163,392 601,756
#Huang Hsiang Construction
Corp. 53,000 94,950
#Hung Ching Development &
Construction Co., Ltd. 101,000 101,504
Hung Sheng Construction, Ltd. 194,608 158,833
Huxen Corp. 21,000 32,903
Hwa Fong Rubber Industrial
Co., Ltd. 117,687 67,402
Hwacom Systems, Inc. 120,000 88,577
#Hwang Chang General
Contractor Co., Ltd. 76,200 229,266
*Ibase Gaming, Inc. 17,000 23,107
#Ibase Technology, Inc. 50,000 115,012
IBF Financial Holdings Co.,
Ltd. 1,640,858 755,389
ICARES Medicus, Inc. 5,500 23,689
#Ichia Technologies, Inc. 164,000 206,280
I-Chiun Precision Industry Co.,
Ltd. 68,501 268,317
*Ideal Bike Corp. 59,711 16,139
Inergy Technology, Inc. 8,000 21,997
Info-Tek Corp. 40,000 49,563
#Ingentec Corp. 10,500 68,984
Innodisk Corp. 42,412 342,182
Innolux Corp. 3,839,580 1,869,458
Inpaq Technology Co., Ltd. 50,657 126,959
#Insyde Software Corp. 16,800 277,903
Intai Technology Corp. 17,400 61,367
Integrated Service Technology,
Inc. 36,656 215,657
*IntelliEPI, Inc. 11,000 25,646
International Games System
Co., Ltd. 140,000 4,522,472
#Inventec Corp. 882,944 1,251,113
#Iron Force Industrial Co., Ltd. 22,816 78,688
I-Sheng Electric Wire & Cable
Co., Ltd. 48,000 78,652
#ITE Technology, Inc. 84,000 355,243

214
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#ITEQ Corp. 166,019 $ 402,093
#Jarllytec Co., Ltd. 26,000 122,129
#Jean Co., Ltd. 106,465 77,423
Jentech Precision Industrial
Co., Ltd. 18,698 860,785
Jetway Information Co., Ltd. 10,500 17,172
#Jetwell Computer Co., Ltd. 44,000 193,633
Jia Wei Lifestyle, Inc. 21,000 46,077
Jih Lin Technology Co., Ltd. 22,000 43,464
Jiin Yeeh Ding Enterprise Co.,
Ltd. 31,000 77,887
#Jinan Acetate Chemical Co.,
Ltd. 29,947 795,409
Johnson Health Tech Co., Ltd. 40,000 189,139
Joinsoon Electronics
Manufacturing Co., Ltd. 22,000 12,978
#Jourdeness Group, Ltd. 22,000 37,010
JPC connectivity, Inc. 26,000 147,285
#JPP Holding Co., Ltd. 23,000 113,780
#JSL Construction &
Development Co., Ltd. 34,486 94,180
K Laser Technology, Inc. 80,000 54,307
Kaori Heat Treatment Co., Ltd. 33,147 333,125
Kedge Construction Co., Ltd. 35,778 80,958
Keding Enterprises Co., Ltd. 6,000 24,064
KEE TAI Properties Co., Ltd. 235,266 117,486
Kenda Rubber Industrial Co.,
Ltd. 395,557 369,137
Kerry TJ Logistics Co., Ltd. 69,000 86,250
*Key Ware Electronics Co.,
Ltd. 57,164 24,710
Keystone Microtech Corp. 8,000 83,396
KGI Financial Holding Co., Ltd. 3,562,412 1,862,372
KHGEARS International, Ltd. 12,000 61,236
Kindom Development Co., Ltd. 190,200 269,213
King Chou Marine Technology
Co., Ltd. 39,220 48,107
King Polytechnic Engineering
Co., Ltd. 25,200 41,135
King Slide Works Co., Ltd. 23,000 897,316
King Yuan Electronics Co., Ltd. 1,503,545 5,889,354
King's Town Bank Co., Ltd. 462,000 713,043
#*King's Town Construction
Co., Ltd. 50,000 117,353
Kinik Co. 51,000 491,854
Kinko Optical Co., Ltd. 69,871 54,737
#Kinpo Electronics 1,239,000 957,093
#Kinsus Interconnect
Technology Corp. 223,000 748,205
KMC Kuei Meng International,
Inc. 35,581 151,586
KNH Enterprise Co., Ltd. 81,000 48,287
Ko Ja Cayman Co., Ltd. 34,000 51,944
#KS Terminals, Inc. 53,162 125,936
Kung Long Batteries Industrial
Co., Ltd. 34,000 157,054
#*Kung Sing Engineering
Corp. 229,738 83,176
Shares Value †
TAIWAN — (Continued)
#*Kuo Toong International
Co., Ltd. 111,917 $ 213,425
Kuo Yang Construction Co.,
Ltd. 81,000 53,216
Kwong Lung Enterprise Co.,
Ltd. 47,000 83,174
#L&K Engineering Co., Ltd. 118,880 842,252
#La Kaffa International Co.,
Ltd. 22,000 70,724
#LandMark Optoelectronics
Corp. 40,000 402,622
#Lanner Electronics, Inc. 73,080 204,140
Largan Precision Co., Ltd. 6,000 427,903
#Laster Tech Corp., Ltd. 61,342 73,710
*Leader Electronics, Inc. 107,549 60,253
#Leadtrend Technology Corp. 12,239 30,827
#*Lealea Enterprise Co., Ltd. 506,290 142,848
*Leatec Fine Ceramics Co.,
Ltd. 33,000 29,199
LEE CHI Enterprises Co., Ltd. 96,000 44,644
Lelon Electronics Corp. 58,634 132,128
Lemtech Holdings Co., Ltd. 30,349 98,985
Leo Systems, Inc. 33,000 33,989
*Leofoo Development Co., Ltd. 75,104 40,787
*Li Cheng Enterprise Co., Ltd. 64,494 26,571
*Li Peng Enterprise Co., Ltd. 389,366 96,612
Lian HWA Food Corp. 65,276 229,199
Lien Hwa Industrial Holdings
Corp. 252,584 471,427
#Ligitek Electronics Co., Ltd. 52,000 65,000
#Lingsen Precision Industries,
Ltd. 215,000 128,839
Lintes Technology Co., Ltd. 2,000 10,986
#Lion Travel Service Co., Ltd. 29,000 123,096
#Lite-On Technology Corp. 1,937,164 6,197,232
Liton Technology Corp. 36,000 38,989
*Long Bon International Co.,
Ltd. 65,000 43,516
Long Da Construction &
Development Corp. 80,000 88,015
*Longchen Paper & Packaging
Co., Ltd. 437,331 182,904
#Longwell Co. 72,000 176,404
Loop Telecommunication
International, Inc. 7,000 15,927
Lotes Co., Ltd. 44,089 2,304,902
#Lotus Pharmaceutical Co.,
Ltd. 68,000 533,770
Lu Hai Holding Corp. 8,401 8,259
Lucky Cement Corp. 43,000 19,661
#Lumax International Corp.,
Ltd. 44,030 151,164
*Lung Yen Life Service Corp. 72,000 104,045
Lungteh Shipbuilding Co., Ltd. 38,850 137,018
#Luxe Green Energy
Technology Co., Ltd. 45,320 37,979
LuxNet Corp. 9,461 41,193
#M31 Technology Corp. 4,240 100,310
Macauto Industrial Co., Ltd. 28,000 53,658

215
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Machvision, Inc. 14,358 $ 160,878
Macroblock, Inc. 15,000 36,657
#Macronix International Co.,
Ltd. 1,311,974 988,894
Makalot Industrial Co., Ltd. 83,273 903,164
Marketech International Corp. 46,000 219,663
Materials Analysis Technology,
Inc. 34,410 291,583
Maxigen Biotech, Inc. 18,000 23,764
Mayer Steel Pipe Corp. 62,040 53,249
*Medeon Biodesign, Inc. 28,209 41,380
MediaTek, Inc. 233,048 9,383,019
Mega Financial Holding Co.,
Ltd. 1,689,788 2,072,680
Mercuries & Associates
Holding, Ltd. 289,008 152,442
Mercuries Data Systems, Ltd. 27,322 22,854
#*Mercuries Life Insurance
Co., Ltd. 2,001,744 429,838
Merida Industry Co., Ltd. 76,000 419,850
Merry Electronics Co., Ltd. 106,565 352,556
METAAGE Corp. 56,000 82,497
#*Microbio Co., Ltd. 209,998 249,389
Micro-Star International Co.,
Ltd. 357,394 1,985,522
Mildef Crete, Inc. 21,000 61,283
MIN AIK Technology Co., Ltd. 76,000 66,298
*Mobiletron Electronics Co.,
Ltd. 32,600 44,566
#momo.com, Inc. 34,011 398,600
*MOSA Industrial Corp. 120,969 86,272
*Mosel Vitelic, Inc. 46,000 46,804
#Motech Industries, Inc. 127,000 95,726
MPI Corp. 58,000 1,457,241
#MSSCORPS Co., Ltd. 31,324 198,464
*My Humble House Hospitality
Management Consulting 14,000 25,387
#Nak Sealing Technologies
Corp. 41,000 146,520
Namchow Holdings Co., Ltd. 91,000 156,211
Nan Liu Enterprise Co., Ltd. 18,000 39,551
Nan Pao Resins Chemical
Co., Ltd. 22,000 195,006
*Nan Ren Lake Leisure
Amusement Co., Ltd. 86,000 42,812
Nan Ya Plastics Corp. 792,187 1,031,030
#Nan Ya Printed Circuit Board
Corp. 117,000 485,674
#Nang Kuang Pharmaceutical
Co., Ltd. 26,000 34,934
#*Nanya Technology Corp. 483,110 637,814
National Aerospace Fasteners
Corp. 10,000 27,341
National Petroleum Co., Ltd. 67,000 135,924
Netronix, Inc. 30,000 111,423
*New Asia Construction &
Development Corp. 28,000 10,487
New Best Wire Industrial Co.,
Ltd. 28,000 29,014
Shares Value †
TAIWAN — (Continued)
*Newmax Technology Co., Ltd. 35,000 $ 30,041
Nexcom International Co., Ltd. 26,000 39,316
Nextronics Engineering Corp. 40,000 138,577
Nichidenbo Corp. 75,424 142,656
Nidec Chaun-Choung
Technology Corp. 8,000 53,059
Nien Hsing Textile Co., Ltd. 50,000 31,133
Nien Made Enterprise Co., Ltd. 96,000 1,441,199
Niko Semiconductor Co., Ltd. 40,174 57,051
Nova Technology Corp. 20,000 116,417
#Novatek Microelectronics
Corp. 247,000 3,877,684
Nuvoton Technology Corp. 100,140 315,672
Nyquest Technology Co., Ltd. 3,000 5,300
O-Bank Co., Ltd. 771,746 236,775
Ocean Plastics Co., Ltd. 101,000 107,179
OFCO Industrial Corp. 14,000 9,766
#OK Biotech Co., Ltd. 56,572 42,553
Optimax Technology Corp. 40,000 39,201
Orient Europharma Co., Ltd. 16,000 24,344
Orient Semiconductor
Electronics, Ltd. 237,605 289,220
#Oriental Union Chemical
Corp. 279,992 154,240
O-TA Precision Industry Co.,
Ltd. 45,000 116,152
Pacific Construction Co. 101,000 32,311
Pacific Hospital Supply Co.,
Ltd. 21,396 59,300
*Paiho Shih Holdings Corp. 67,500 63,518
Pan German Universal Motors,
Ltd. 8,000 72,410
Pan Jit International, Inc. 155,046 269,056
Pan-International Industrial
Corp. 248,000 291,036
Panion & BF Biotech, Inc. 23,000 61,376
Parade Technologies, Ltd. 26,000 581,024
Parpro Corp. 38,000 34,750
*PChome Online, Inc. 100,107 151,691
PCL Technologies, Inc. 37,961 127,366
P-Duke Technology Co., Ltd. 26,284 71,863
Pegatron Corp. 1,285,261 3,971,312
Pegavision Corp. 27,113 317,757
PharmaEngine, Inc. 17,000 54,120
*PharmaEssentia Corp. 54,000 1,063,483
*Phihong Technology Co., Ltd. 125,000 147,667
Phison Electronics Corp. 43,000 632,787
#Phoenix Silicon International
Corp. 94,686 360,540
*Phytohealth Corp. 76,000 41,155
Pixart Imaging, Inc. 49,000 373,159
#Planet Technology Corp. 16,000 81,398
Polytronics Technology Corp. 16,470 35,983
Posiflex Technology, Inc. 19,698 128,799
Pou Chen Corp. 858,000 1,012,247
Power Wind Health Industry,
Inc. 21,809 78,959
#*Powerchip Semiconductor
Manufacturing Corp. 1,344,000 755,056

216
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Powertech Technology, Inc. 524,900 $ 2,072,405
#Powertip Technology Corp. 103,000 51,596
Poya International Co., Ltd. 34,905 545,799
President Chain Store Corp. 127,768 1,176,391
President Securities Corp. 483,046 388,216
#Primax Electronics, Ltd. 233,000 589,045
#Prince Housing &
Development Corp. 569,000 184,694
Pro Hawk Corp. 10,000 50,094
Prolific Technology, Inc. 26,000 24,831
#Promate Electronic Co., Ltd. 90,000 233,427
Prosperity Dielectrics Co., Ltd. 32,000 45,094
PSS Co., Ltd. 9,000 37,500
#Qisda Corp. 802,875 902,107
QST International Corp. 17,275 35,963
Qualipoly Chemical Corp. 43,547 60,006
Quang Viet Enterprise Co.,
Ltd. 21,000 67,182
Quanta Computer, Inc. 463,007 4,385,850
#Quanta Storage, Inc. 124,000 374,245
*Quintain Steel Co., Ltd. 177,301 66,128
Radium Life Tech Co., Ltd. 402,426 120,703
Rafael Microelectronics, Inc. 3,619 14,797
Raydium Semiconductor Corp. 19,000 201,326
*RDC Semiconductor Co., Ltd. 3,000 21,067
Realtek Semiconductor Corp. 152,098 2,271,501
#Rechi Precision Co., Ltd. 183,185 148,366
Rexon Industrial Corp., Ltd. 51,000 55,075
#Rich Development Co., Ltd. 352,068 109,884
*Right WAY Industrial Co., Ltd. 56,000 23,858
*Ritek Corp. 259,093 116,042
Rodex Fasteners Corp. 11,000 14,076
Ruentex Development Co.,
Ltd. 735,516 1,067,462
Ruentex Engineering &
Construction Co. 45,934 191,392
#Run Long Construction Co.,
Ltd. 283,800 426,940
Sakura Development Co., Ltd. 129,156 203,167
Sampo Corp. 203,200 181,383
#San Fang Chemical Industry
Co., Ltd. 103,648 146,058
San Far Property, Ltd. 115,818 89,105
San Fu Chemical Co., Ltd. 10,000 39,794
San Shing Fastech Corp. 35,565 62,161
Sanitar Co., Ltd. 16,000 20,150
#Sanyang Motor Co., Ltd. 374,900 817,900
Savior Lifetec Corp. 142,659 97,956
Scan-D Corp., Class D 14,000 16,561
SCI Pharmtech, Inc. 20,968 58,637
ScinoPharm Taiwan, Ltd. 111,000 83,319
SciVision Biotech, Inc. 18,000 57,303
#SDI Corp. 53,000 199,329
Sea & Land Integrated Corp. 23,400 22,239
Sea Sonic Electronics Co., Ltd. 15,000 30,197
Senao International Co., Ltd. 39,000 42,664
Senao Networks, Inc. 10,467 46,389
Sensortek Technology Corp. 10,000 81,773
Sercomm Corp. 256,000 882,896
Shares Value †
TAIWAN — (Continued)
Sesoda Corp. 102,565 $ 127,726
Shanghai Commercial &
Savings Bank, Ltd. (The) 1,481,289 1,851,611
Shan-Loong Transportation
Co., Ltd. 60,000 37,828
Sharehope Medicine Co., Ltd. 53,618 49,953
ShenMao Technology, Inc. 44,922 93,798
Shieh Yih Machinery Industry
Co., Ltd. 8,000 9,913
Shih Her Technologies, Inc. 20,000 88,327
*Shih Wei Navigation Co., Ltd. 290,807 158,383
*Shihlin Development Co., Ltd. 30,000 10,908
Shihlin Electric & Engineering
Corp. 139,000 887,188
Shin Hsiung Natural Gas Co.,
Ltd. 31,104 47,277
*Shin Kong Financial Holding
Co., Ltd. 7,678,900 2,720,210
Shin Ruenn Development Co.,
Ltd. 28,129 52,764
#Shin Zu Shing Co., Ltd. 86,434 473,445
Shinfox Energy Co., Ltd. 33,000 120,506
#*Shining Building Business
Co., Ltd. 228,439 74,863
Shinkong Insurance Co., Ltd. 101,000 309,557
Shinkong Synthetic Fibers
Corp. 655,000 312,781
Shiny Chemical Industrial Co.,
Ltd. 46,665 245,414
*Shun On Electronic Co., Ltd. 13,000 12,862
#Shuttle, Inc. 206,000 132,125
Sigurd Microelectronics Corp. 357,770 822,960
Silergy Corp. 78,000 1,231,835
#Silicon Power Computer &
Communications, Inc. 23,000 22,576
Simplo Technology Co., Ltd. 78,600 840,215
Sinbon Electronics Co., Ltd. 102,616 848,728
Sincere Navigation Corp. 321,868 261,694
Single Well Industrial Corp. 13,500 14,536
Sinmag Equipment Corp. 27,196 121,380
Sino-American Silicon
Products, Inc. 275,000 1,351,826
Sinon Corp. 391,000 510,106
#SinoPac Financial Holdings
Co., Ltd. 4,137,287 2,969,963
Sinopower Semiconductor, Inc. 6,600 21,423
Sinphar Pharmaceutical Co.,
Ltd. 85,251 81,952
Sinyi Realty, Inc. 115,077 108,289
Sitronix Technology Corp. 65,000 450,375
Siward Crystal Technology
Co., Ltd. 78,000 69,869
#Solar Applied Materials
Technology Corp. 228,037 449,099
Solteam, Inc. 33,265 55,026
Song Shang Electronics Co.,
Ltd. 45,000 45,716
Sonix Technology Co., Ltd. 52,000 76,036
Southeast Cement Co., Ltd. 81,000 54,860

217
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Speed Tech Corp. 35,000 $ 54,237
#Sporton International, Inc. 47,694 315,578
Sports Gear Co., Ltd. 26,000 96,567
St. Shine Optical Co., Ltd. 30,000 197,565
Standard Chemical &
Pharmaceutical Co., Ltd. 40,330 79,930
Standard Foods Corp. 142,002 166,866
#Stark Technology, Inc. 42,800 173,658
#S-Tech Corp. 61,000 62,542
Sumeeko Industries Co., Ltd. 4,000 13,670
*Sun Yad Construction Co.,
Ltd. 292,325 134,575
Sunfun Info Co., Ltd. 8,090 73,982
Sunjuice Holdings Co., Ltd. 5,000 22,004
*Sunko INK Co., Ltd. 62,000 40,443
SunMax Biotechnology Co.,
Ltd. 22,000 183,333
Sunny Friend Environmental
Technology Co., Ltd. 48,608 145,339
#Sunonwealth Electric
Machine Industry Co., Ltd. 133,000 400,577
Sunplus Innovation
Technology, Inc. 26,000 139,981
*Sunplus Technology Co., Ltd. 152,000 139,713
Sunrex Technology Corp. 81,581 142,079
Sunspring Metal Corp. 46,000 47,953
Superior Plating Technology
Co., Ltd. 6,000 11,404
#Supreme Electronics Co., Ltd. 500,285 1,032,111
Swancor Holding Co., Ltd. 39,000 127,200
Sweeten Real Estate
Development Co., Ltd. 67,695 66,448
#Symtek Automation Asia Co.,
Ltd. 27,051 169,702
Syncmold Enterprise Corp. 68,750 217,794
*SYNergy ScienTech Corp. 27,000 18,708
#Synmosa Biopharma Corp. 125,439 141,726
Synnex Technology
International Corp. 438,810 971,025
Syscom Computer Engineering
Co. 13,000 22,275
Sysgration 9,000 9,494
Systex Corp. 64,000 266,667
TA Chen Stainless Pipe 938,032 950,036
#Ta Ya Electric Wire & Cable 756,596 1,069,719
TAI Roun Products Co., Ltd. 18,000 9,073
TA-I Technology Co., Ltd. 50,064 73,283
#*Tai Tung Communication
Co., Ltd. 76,789 66,268
Taichung Commercial Bank
Co., Ltd. 1,689,498 935,973
#TaiDoc Technology Corp. 29,323 144,144
#Taiflex Scientific Co., Ltd. 174,680 290,043
Taimide Tech, Inc. 52,252 73,061
Tainan Enterprises Co., Ltd. 51,000 58,656
Tainan Spinning Co., Ltd. 646,171 306,548
*Tainergy Tech Co., Ltd. 53,000 24,813
Tai-Saw Technology Co., Ltd. 53,000 43,009
Shares Value †
TAIWAN — (Continued)
#Taishin Financial Holding
Co., Ltd. 4,886,172 $ 2,607,788
TaiSol Electronics Co., Ltd. 40,000 81,149
*Taisun Enterprise Co., Ltd. 100,000 62,422
Taita Chemical Co., Ltd. 147,351 83,471
TAI-TECH Advanced
Electronics Co., Ltd. 20,000 76,779
Taiwan Business Bank 2,995,949 1,449,351
Taiwan Chinsan Electronic
Industrial Co., Ltd. 46,684 50,414
Taiwan Cogeneration Corp. 189,686 253,388
Taiwan Cooperative Financial
Holding Co., Ltd. 1,887,761 1,484,756
Taiwan Environment Scientific
Co., Ltd. 6,120 11,231
Taiwan FamilyMart Co., Ltd. 29,000 171,067
Taiwan Fertilizer Co., Ltd. 265,000 472,269
#Taiwan Fire & Marine
Insurance Co., Ltd. 133,040 116,265
Taiwan Fructose Co., Ltd. 21,200 10,984
#Taiwan FU Hsing Industrial
Co., Ltd. 77,000 126,891
#*Taiwan Glass Industry Corp. 598,671 363,425
#Taiwan High Speed Rail
Corp. 515,000 468,547
Taiwan Hon Chuan Enterprise
Co., Ltd. 199,766 953,939
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 114,577 158,420
*Taiwan IC Packaging Corp. 54,000 30,590
*<Taiwan Land Development
Corp. 371,640 5,829
Taiwan Line Tek Electronic 52,000 49,095
#Taiwan Mask Corp. 137,000 236,458
Taiwan Mobile Co., Ltd. 855,800 3,031,626
#Taiwan Navigation Co., Ltd. 139,000 134,054
Taiwan Paiho, Ltd. 180,892 456,182
#Taiwan PCB Techvest Co.,
Ltd. 176,800 206,929
#Taiwan Sakura Corp. 72,512 187,617
#Taiwan Sanyo Electric Co.,
Ltd. 55,750 69,166
Taiwan Secom Co., Ltd. 139,330 595,762
Taiwan Semiconductor Co.,
Ltd. 156,000 305,281
Taiwan Semiconductor
Manufacturing Co., Ltd. 1,425,465 45,824,874
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR 294,689 56,150,042
*Taiwan Styrene Monomer 241,832 91,329
Taiwan Surface Mounting
Technology Corp. 218,867 730,923
Taiwan Taxi Co., Ltd. 23,800 84,682
*Taiwan TEA Corp. 361,704 235,943
Taiwan Union Technology
Corp. 152,000 768,539
Taiwan-Asia Semiconductor
Corp. 199,005 216,148

218
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Taiyen Biotech Co., Ltd. 61,000 $ 63,780
#*Tatung Co., Ltd. 633,000 874,228
*TBI Motion Technology Co.,
Ltd. 42,000 56,629
TCC Group Holdings Co., Ltd. 1,328,215 1,324,484
TCI Co., Ltd. 40,218 166,947
Te Chang Construction Co.,
Ltd. 14,000 27,004
Teco Electric and Machinery
Co., Ltd. 465,000 716,948
#Tehmag Foods Corp. 15,650 149,466
TEKOM Technologies, Inc. 10,350 31,140
Test Research, Inc. 75,532 315,895
Test Rite International Co., Ltd. 119,389 76,016
*Tex-Ray Industrial Co., Ltd. 59,000 19,427
Thermaltake Technology Co.,
Ltd. 23,294 26,973
Thinking Electronic Industrial
Co., Ltd. 37,000 189,388
Thye Ming Industrial Co., Ltd. 46,080 96,216
Tofu Restaurant Co., Ltd. 6,720 53,169
Ton Yi Industrial Corp. 434,200 222,250
Tong Hsing Electronic
Industries, Ltd. 110,544 445,074
#Tong Yang Industry Co., Ltd. 464,040 1,549,697
#Tong-Tai Machine & Tool
Co., Ltd. 95,159 94,892
Top Union Electronics Corp. 20,767 20,644
Topco Scientific Co., Ltd. 64,677 634,860
Topco Technologies Corp. 19,000 41,570
Topkey Corp. 56,000 403,745
Topoint Technology Co., Ltd. 63,000 77,570
Toung Loong Textile
Manufacturing 43,800 31,032
Trade-Van Information
Services Co. 5,000 12,188
Transcend Information, Inc. 91,483 275,248
Transcom, Inc. 17,380 73,230
Tripod Technology Corp. 211,970 1,276,848
#Trusval Technology Co., Ltd. 29,679 210,736
Tsang Yow Industrial Co., Ltd. 31,000 28,784
Tsann Kuen Enterprise Co.,
Ltd. 30,987 32,012
TSC Auto ID Technology Co.,
Ltd. 16,089 111,980
#TSEC Corp. 179,139 120,768
#TSRC Corp. 327,717 249,572
Ttet Union Corp. 21,000 100,281
TTFB Co., Ltd. 14,380 91,109
TTY Biopharm Co., Ltd. 82,267 188,208
*Tul Corp. 18,000 42,809
Tung Ho Steel Enterprise
Corp. 352,510 810,861
Tung Ho Textile Co., Ltd. 17,000 12,495
Tung Thih Electronic Co., Ltd. 17,600 54,767
TURVO International Co., Ltd. 18,135 91,128
TXC Corp. 179,411 660,752
#TYC Brother Industrial Co.,
Ltd. 111,000 206,479
Shares Value †
TAIWAN — (Continued)
Tycoons Group Enterprise 181,949 $ 55,596
Tyntek Corp. 129,167 88,288
*U-BEST Innovative
Technology Co., Ltd. 57,000 32,823
UDE Corp. 36,000 102,360
Ultra Chip, Inc. 27,000 75,843
U-Ming Marine Transport Corp. 367,000 638,012
#Unic Technology Corp. 49,000 56,203
Unictron Technologies Corp. 5,000 10,409
Uniform Industrial Corp. 17,000 15,811
Unimicron Technology Corp. 583,356 2,940,449
Union Bank Of Taiwan 1,064,106 504,819
*Union Insurance Co., Ltd. 35,000 36,759
Uni-President Enterprises
Corp. 1,789,947 5,011,181
Unitech Computer Co., Ltd. 20,000 22,378
#*Unitech Printed Circuit
Board Corp. 1,914,240 1,810,283
United Integrated Services
Co., Ltd. 103,000 1,086,579
#United Microelectronics Corp. 3,157,453 4,745,049
United Orthopedic Corp. 50,924 156,714
United Radiant Technology 28,000 17,216
United Recommend
International Co., Ltd. 21,255 39,273
#*United Renewable Energy
Co., Ltd. 737,808 259,062
*<Unity Opto Technology Co.,
Ltd. 115,929 –
Univacco Technology, Inc. 32,000 56,330
#Universal Cement Corp. 284,998 269,076
Universal Microwave
Technology, Inc. 3,000 28,698
#Universal Vision
Biotechnology Co., Ltd. 32,468 221,419
UPC Technology Corp. 399,181 138,293
UPI Semiconductor Corp. 19,000 146,770
Userjoy Technology Co., Ltd. 19,477 48,996
#USI Corp. 477,861 208,803
*Usun Technology Co., Ltd. 18,000 37,191
#U-Tech Media Corp. 95,000 56,188
Utechzone Co., Ltd. 22,000 92,353
UVAT Technology Co., Ltd. 12,000 35,580
Value Valves Co., Ltd. 8,000 23,870
#Vanguard International
Semiconductor Corp. 558,857 1,683,199
Ve Wong Corp. 8,000 11,898
Ventec International Group
Co., Ltd. 16,000 34,956
#Via Technologies, Inc. 49,000 178,168
Viking Tech Corp. 19,000 28,939
Visco Vision, Inc. 27,000 184,129
VisEra Technologies Co., Ltd. 12,000 105,243
#Visual Photonics Epitaxy Co.,
Ltd. 182,475 803,027
Vivotek, Inc. 8,000 29,963
Voltronic Power Technology
Corp. 24,543 1,631,604
Wafer Works Corp. 325,116 295,791

219
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Waffer Technology Corp. 71,270 $ 159,045
Wah Hong Industrial Corp. 30,000 40,262
Wah Lee Industrial Corp. 80,580 306,828
#Walsin Lihwa Corp. 1,210,019 1,117,870
#Walsin Technology Corp. 210,000 661,985
Walton Advanced Engineering,
Inc. 143,000 72,303
*We & Win Development Co.,
Ltd. 78,000 35,178
*We&Win Diversification Co.,
Ltd. 37,652 33,374
WEI Chih Steel Industrial Co.,
Ltd. 53,000 38,046
Wei Chuan Foods Corp. 171,000 95,534
#Weikeng Industrial Co., Ltd. 470,076 512,037
Well Shin Technology Co., Ltd. 44,000 86,242
Welldone Co. 22,000 33,130
WELLELL, Inc. 39,000 30,735
Weltrend Semiconductor 35,000 64,232
*Wha Yu Industrial Co., Ltd. 64,000 33,159
Wholetech System Hitech, Ltd. 29,000 95,490
#*Win Semiconductors Corp. 224,868 856,239
#*Winbond Electronics Corp. 1,729,950 1,039,374
Winmate, Inc. 9,000 38,764
#Winstek Semiconductor Co.,
Ltd. 30,000 99,251
*<Wintek Corp. 312,087 –
WinWay Technology Co., Ltd. 12,000 488,764
Wisdom Marine Lines Co., Ltd. 445,070 1,019,605
#Wiselink Co., Ltd. 40,520 121,661
Wistron Corp. 1,260,506 4,366,922
#Wistron NeWeb Corp. 242,286 922,562
WITS Corp. 27,791 101,050
Wiwynn Corp. 27,000 1,605,337
Wonderful Hi-Tech Co., Ltd. 45,000 49,368
Wowprime Corp. 56,075 419,162
WPG Holdings, Ltd. 577,756 1,337,999
WT Microelectronics Co., Ltd. 183,610 627,506
WW Holding, Inc. 10,588 35,690
*XAC Automation Corp. 13,000 10,265
XinTec, Inc. 88,000 586,392
Ya Horng Electronic Co., Ltd. 8,000 14,082
Yageo Corp. 109,841 1,912,961
#Yankey Engineering Co., Ltd. 30,669 297,214
Yao Sheng Electronic Co., Ltd. 6,000 24,438
#YC INOX Co., Ltd. 210,982 142,894
YCC Parts Manufacturing Co.,
Ltd. 14,000 25,387
#Yea Shin International
Development Co., Ltd. 120,800 115,371
*Yeh-Chiang Technology Corp. 10,000 11,548
Yem Chio Co., Ltd. 283,000 162,080
Yen Sun Technology Corp. 21,000 34,607
*Yeong Guan Energy
Technology Group Co., Ltd. 62,973 76,259
YFC-Boneagle Electric Co.,
Ltd. 46,918 39,538
YFY, Inc. 717,000 683,656
Yieh Phui Enterprise Co., Ltd. 744,626 352,094
Shares Value †
TAIWAN — (Continued)
Yonyu Plastics Co., Ltd. 36,400 $ 27,550
*Young Optics, Inc. 18,000 31,180
Youngtek Electronics Corp. 51,120 112,962
Yuanta Financial Holding Co.,
Ltd. 2,734,139 2,769,126
Yuanta Futures Co., Ltd. 42,536 116,562
Yuen Foong Yu Consumer
Products Co., Ltd. 37,000 55,315
#Yulon Motor Co., Ltd. 287,919 514,911
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 20,000 48,315
#Yungshin Construction &
Development Co., Ltd. 58,000 383,770
YungShin Global Holding
Corp. 97,950 172,421
Yusin Holding Corp. 15,000 60,861
#Zeng Hsing Industrial Co.,
Ltd. 34,461 115,085
Zenitron Corp. 103,000 102,550
Zero One Technology Co., Ltd. 60,211 189,804
Zhen Ding Technology
Holding, Ltd. 327,050 1,148,350
*Zhong Yang Technology Co.,
Ltd. 28,000 41,117
*Zig Sheng Industrial Co., Ltd. 230,543 73,754
#ZillTek Technology Corp. 19,000 206,664
#*Zinwell Corp. 110,000 60,939
Zippy Technology Corp. 27,000 61,770
Zyxel Group Corp. 177,906 232,655
TOTAL TAIWAN 469,859,207
THAILAND — (0.5%)
AAPICO Hitech PCL, Class F 102,190 60,263
*Absolute Clean Energy PCL,
Class F 950,500 38,589
Advanced Info Service PCL 5,400 44,007
Advanced Info Service PCL,
Class F 95,800 780,708
Advanced Information
Technology PCL, Class F 489,950 61,852
After You PCL 187,300 59,390
Airports of Thailand PCL 11,700 21,236
Airports of Thailand PCL,
Class F 253,100 459,398
*AJ Plast PCL 111,085 16,624
*All Energy & Utilities PCL,
Class F 2,493,100 17,731
Allianz Ayudhya Capital PCL,
Class F 3,900 3,756
Amata Corp. PCL 81,700 70,817
Amata Corp. PCL, Class F 331,000 286,909
*Ananda Development PCL,
Class F 1,923,900 41,049
#AP Thailand PCL 516,100 146,059
AP Thailand PCL 1,199,504 339,465
Asia Plus Group Holdings PCL 7,200 542
Asia Plus Group Holdings
PCL, Class F 988,400 74,397
Asian Alliance International
PCL, Class F 207,700 41,546

220
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Asian Insulators PCL 104,160 $ 12,100
Asian Sea Corp. PCL, Class F 73,800 20,448
Asset World Corp. PCL, Class
F 1,119,900 122,792
Assetwise PCL, Class F 225,100 53,365
B Grimm Power PCL, Class F 63,700 41,907
B Grimm Power PCL, Class R 170,500 112,168
Bangchak Corp. PCL 268,400 272,417
Bangchak Corp. PCL, Class F 342,500 347,625
Bangchak Sriracha PCL 364,200 79,866
Bangkok Bank PCL 89,600 390,316
Bangkok Bank PCL, Class F 246,600 1,074,239
Bangkok Chain Hospital PCL,
Class F 333,075 170,757
Bangkok Dusit Medical
Services PCL 295,000 240,406
Bangkok Dusit Medical
Services PCL, Class F 947,400 772,070
Bangkok Expressway & Metro
PCL, Class F 541,702 126,817
Bangkok Expressway & Metro
PCL, Class R 406,100 95,072
Bangkok Land PCL 232,200 4,266
Bangkok Land PCL, Class F 9,098,951 167,176
Banpu PCL 3,393,150 628,454
Banpu PCL, Class F 470,200 87,087
Banpu Power PCL 153,000 57,582
BCPG PCL 363,700 73,290
BEC World PCL 482,700 60,364
Berli Jucker PCL, Class F 477,200 340,807
Betagro PCL 16,000 10,052
*Better World Green PCL 1,773,500 23,125
BG Container Glass PCL,
Class F 51,200 11,759
BKI Holdings PCL 25,300 224,922
Bluebik Group PCL, Class F 15,500 19,292
Brooker Group PCL (The) 1,153,500 20,168
#*BTS Group Holdings PCL 1,446,299 212,584
*BTS Group Holdings PCL 264,800 38,922
Bumrungrad Hospital PCL 36,000 290,176
Bumrungrad Hospital PCL,
Class F 64,800 522,317
Cal-Comp Electronics Thailand
PCL 2,296,544 360,696
#Carabao Group PCL, Class F 71,000 167,795
Central Pattana PCL, Class F 225,100 418,581
#Central Plaza Hotel PCL,
Class F 135,500 144,555
Central Retail Corp. PCL,
Class F 321,191 304,582
Central Retail Corp. PCL,
Class R 55,100 52,251
CH Karnchang PCL, Class F 408,100 232,198
Charoen Pokphand Foods
PCL 172,100 126,481
Charoen Pokphand Foods
PCL, Class F 190,700 140,150
#Chularat Hospital PCL 2,654,400 228,116
CK Power PCL, Class F 742,000 80,478
Shares Value †
THAILAND — (Continued)
Com7 PCL, Class F 388,400 $ 322,276
*Country Group Development
PCL 2,367,400 23,853
CP ALL PCL 56,100 105,151
CP ALL PCL, Class F 103,700 194,370
*CP AXTRA PCL, Class F 96,586 97,316
Delta Electronics Thailand PCL 278,400 1,138,515
Dhipaya Group Holdings PCL,
Class F 210,300 169,823
Diamond Building Products
PCL 87,500 20,485
Don Muang Tollway PCL,
Class F 161,500 55,516
Dynasty Ceramic PCL, Class F 1,847,601 100,743
Eastern Polymer Group PCL 292,600 40,753
Eastern Water Resources
Development and
Management PCL, Class F 247,100 23,286
Ekachai Medical Care PCL 203,779 40,460
Electricity Generating PCL 48,500 172,470
Energy Absolute PCL 72,400 16,949
#Energy Absolute PCL 639,500 149,713
Erawan Group PCL (The) 878,700 104,158
Exotic Food PCL, Class F 40,500 28,204
Forth Corp. PCL 156,500 59,363
Forth Smart Service PCL,
Class F 177,000 31,471
GFPT PCL 272,100 89,504
*Global Green Chemicals PCL,
Class F 90,900 12,068
#Global Power Synergy PCL,
Class F 71,528 89,556
*Green Tech Ventures PCL,
Class F 10,600 41
Gulf Energy Development
PCL, Class F 130,600 257,368
#Gulf Energy Development
PCL, Class R 45,600 89,862
Gunkul Engineering PCL 2,148,540 173,182
Haad Thip PCL, Class F 166,500 82,399
Hana Microelectronics PCL 98,700 111,876
Hana Microelectronics PCL,
Class F 251,900 285,529
Home Product Center PCL 1,123,257 317,887
Humanica PCL, Class F 93,400 30,169
Ichitan Group PCL, Class F 256,000 119,105
Index Livingmall PCL, Class F 105,400 54,660
Indorama Ventures PCL,
Class F 571,800 440,563
Interlink Communication PCL 89,150 16,380
Interpharma PCL 186,062 20,842
Intouch Holdings PCL, Class F 18,000 57,075
#IRPC PCL 5,469,000 249,585
I-TAIL Corp. PCL, Class F 71,600 53,575
*Italian-Thai Development
PCL, Class F 2,955,243 59,551
#Jasmine International PCL 951,853 65,441
*Jasmine Technology Solution
PCL 71,100 150,649

221
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Jubilee Enterprise PCL, Class
F 14,800 $ 5,921
Karmarts PCL, Class F 471,683 166,337
Kaset Thai International Sugar
Corp. PCL 51,200 4,309
Kasikornbank PCL 34,400 149,344
Kasikornbank PCL 28,100 121,993
KCE Electronics PCL 34,800 37,125
#KCE Electronics PCL, Class
F 262,300 279,828
KGI Securities Thailand PCL,
Class F 839,800 109,003
#Khon Kaen Sugar Industry
PCL, Class F 1,452,684 87,820
Kiatnakin Phatra Bank PCL,
Class F 112,300 181,371
Krung Thai Bank PCL, Class F 537,775 326,697
Ladprao General Hospital PCL 51,300 6,841
Lalin Property PCL, Class F 260,500 50,178
Lam Soon Thailand PCL,
Class F 77,800 11,343
Land & Houses PCL 757,600 130,214
Land & Houses PCL, Class F 2,561,600 440,281
LH Financial Group PCL,
Class F 3,051,600 75,962
#LPN Development PCL 65,800 5,811
LPN Development PCL 882,200 77,907
Major Cineplex Group PCL 246,800 108,242
*Malee Group PCL, Class F 112,800 38,441
MBK PCL 334,108 197,029
MC Group PCL, Class F 189,500 64,018
MCS Steel PCL 202,200 44,341
Mega Lifesciences PCL 214,900 251,550
Minor International PCL 157,600 124,931
Minor International PCL, Class
F 534,292 423,539
MK Restaurants Group PCL,
Class F 114,400 93,229
*Mono Next PCL, Class F 654,000 32,560
#Moshi Moshi Retail Corp.
PLC, Class F 75,400 101,107
Namyong Terminal PCL 371,200 33,660
Netbay PCL, Class F 58,500 28,431
Noble Development PCL,
Class F 565,200 50,917
Northeast Rubber PCL, Class
F 1,020,500 152,720
NSL Foods PCL, Class F 32,400 31,205
*Nusasiri PCL 3,925,400 31,408
Origin Property PCL, Class F 487,800 68,519
Osotspa PCL 92,900 56,987
Osotspa PCL, Class F 396,100 242,977
#Plan B Media PCL, Class F 1,105,664 244,101
*Platinum Group PCL (The),
Class F 626,400 41,581
Polyplex Thailand PCL 211,300 83,280
Praram 9 Hospital PCL, Class
F 86,300 62,657
Shares Value †
THAILAND — (Continued)
Precious Shipping PCL, Class
F 714,400 $ 175,716
Premier Marketing PCL 128,800 33,207
Prima Marine PCL 755,300 196,967
Prima Marine PCL, Class R 126,500 32,989
*Principal Capital PCL, Class F 136,700 12,234
Property Perfect PCL 5,639,224 31,751
Pruksa Holding PCL 376,900 99,405
PTG Energy PCL, Class F 675,800 193,257
PTT Exploration & Production
PCL 94,300 353,503
PTT Exploration & Production
PCL, Class F 278,385 1,043,583
#PTT Global Chemical PCL 190,700 146,931
PTT Global Chemical PCL,
Class F 184,145 141,881
PTT Oil & Retail Business
PCL, Class F 342,300 156,213
PTT PCL 2,203,400 2,187,403
PTT PCL 1,076,640 1,068,823
Quality Houses PCL, Class F 4,560,609 251,377
R&B Food Supply PCL, Class
F 90,200 15,771
*Rabbit Holdings PCL, Class F 3,857,700 67,448
Rajthanee Hospital PCL 74,800 51,869
Ratch Group PCL, Class F 183,100 174,988
Ratchaphruek Hospital PCL 297,100 49,744
Roctec Global PCL, Class F 1,572,700 43,809
Rojana Industrial Park PCL,
Class F 643,990 139,313
#*RS PCL 711,640 128,641
S Hotels & Resorts PCL, Class
F 860,500 57,630
Sabina PCL 91,300 58,711
Sahamitr Pressure Container
PCL, Class F 80,300 23,320
*Samart Corp. PCL 151,201 32,709
Sansiri PCL 4,896,033 265,513
#Sansiri PCL 7,107,600 385,447
#Sappe PCL, Class F 66,500 133,512
SC Asset Corp. PCL 876,762 78,466
SCB X PCL 128,300 431,532
*<SCG Ceramics PCL, Class F 386,900 2,178
#SCG Packaging PCL 118,500 89,547
SCG Packaging PCL, Class F 73,000 55,164
Sena Development PCL 340,100 23,584
Sermsang Power Corp. Co.,
Ltd. 181,669 30,956
Siam Cement PCL (The) 33,100 205,986
Siam Cement PCL (The)
- NVDR 18,000 112,017
#Siam Global House PCL 255,389 121,848
Siam Wellness Group PCL,
Class F 308,525 60,343
Siamgas & Petrochemicals
PCL 488,800 102,844
Sikarin PCL, Class F 251,000 68,431
Singha Estate PCL 594,700 16,742

222
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
SiS Distribution Thailand PCL,
Class F 77,600 $ 58,640
SISB PCL, Class F 113,200 115,733
*SKY ICT PCL, Class F 23,900 16,785
*SNC Former PCL, Class F 105,200 18,237
Somboon Advance
Technology PCL, Class F 163,550 58,644
SPCG PCL 257,400 66,743
Sri Trang Agro-Industry PCL 262,560 161,061
#Sri Trang Agro-Industry PCL,
Class F 463,120 284,089
Sri Trang Gloves Thailand
PCL, Class F 809,600 254,312
#Srinanaporn Marketing PCL,
Class F 265,300 99,846
Srithai Superware PCL, Class
F 333,400 13,437
Srivichai Vejvivat PCL 109,300 33,686
Star Petroleum Refining PCL 660,800 131,200
Stars Microelectronics
Thailand PCL 265,900 14,814
Supalai PCL 179,800 104,433
Supalai PCL 624,775 362,886
*Super Energy Corp. PCL,
Class F 11,554,700 95,875
Susco PCL, Class F 526,100 49,578
SVI PCL 217,200 52,136
TAC Consumer PCL 175,900 25,333
Taokaenoi Food & Marketing
PCL, Class F 273,900 85,226
*Tata Steel Thailand PCL,
Class F 754,700 15,655
Thai Life Insurance PCL 521,400 173,053
Thai Oil PCL 631,577 767,363
#Thai Oil PCL 139,786 169,839
Thai Solar Energy PCL 96 3
Thai Union Group PCL 362,100 160,957
Thai Union Group PCL, Class
F 929,740 413,279
Thai Vegetable Oil PCL, Class
F 189,360 139,726
Thai Wah PCL, Class F 109,900 10,487
Thaicom PCL 219,700 95,055
Thaifoods Group PCL, Class F 746,674 90,278
Thaire Life Assurance PCL,
Class F 284,773 15,106
Thonburi Healthcare Group
PCL, Class F 16,500 9,779
Thoresen Thai Agencies PCL,
Class F 207,051 33,747
Tipco Asphalt PCL, Class F 271,319 146,333
#Tisco Financial Group PCL,
Class F 100,900 288,542
TKS Technologies PCL 242,900 50,747
TMBThanachart Bank PCL 6,415,606 338,414
TMT Steel PCL, Class F 187,600 22,904
TOA Paint Thailand PCL 233,900 124,765
TPI Polene PCL, Class F 2,876,957 99,749
TPI Polene Power PCL 1,461,600 131,672
Shares Value †
THAILAND — (Continued)
TQM Alpha PCL, Class F 97,000 $ 75,456
Triple i Logistics PCL 58,300 10,711
*Triton Holding PCL 1,752,600 6,752
*True Corp. PCL, Class F 2,171,861 791,640
TTCL PCL 313,300 26,182
TTW PCL 492,000 131,948
Union Auction PCL, Class F 166,600 45,667
Unique Engineering &
Construction PCL 326,045 28,406
United Paper PCL 133,000 42,172
Univanich Palm Oil PCL, Class
F 551,100 149,432
Univentures PCL 288,800 14,378
Vanachai Group PCL, Class F 244,900 24,240
*VGI PCL 1,642,770 137,283
WHA Corp. PCL, Class F 1,753,700 304,020
WHA Utilities and Power PCL 246,500 39,446
WICE Logistics PCL, Class F 29,200 5,192
TOTAL THAILAND 38,528,761
TURKEY — (0.2%)
#Agesa Hayat ve Emeklilik AS 4,841 14,781
Akbank TAS 1,117,912 1,649,633
Akcansa Cimento AS 7,178 32,551
*Akenerji Elektrik Uretim AS – –
Aksa Akrilik Kimya Sanayii AS 921,795 224,197
Aksa Enerji Uretim AS 80,778 77,738
Alarko Holding AS 14,163 35,666
*Albaraka Turk Katilim Bankasi
AS 114,602 17,580
*Alkim Alkali Kimya AS 42,866 40,978
*Anadolu Anonim Turk Sigorta
Sirketi 68,078 170,838
Anadolu Efes Biracilik Ve Malt
Sanayii AS 15,309 85,585
Anadolu Hayat Emeklilik AS 18,436 48,388
*Arcelik AS 27,622 103,512
Aselsan Elektronik Sanayi Ve
Ticaret AS 54,978 97,562
Aygaz AS 9,057 39,855
*Baticim Bati Anadolu Cimento
Sanayii AS 1 3
*Bera Holding AS 258,636 97,374
BIM Birlesik Magazalar AS 64,651 879,541
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
AS 15,959 226,072
Bursa Cimento Fabrikasi AS 303,385 56,536
Celebi Hava Servisi AS 471 24,848
Cemtas Celik Makina Sanayi
Ve Ticaret AS 51,646 12,275
Cimsa Cimento Sanayi VE
Ticaret AS 28,336 28,807
Coca-Cola Icecek AS 384,901 571,342
Deva Holding AS 6,923 13,486
Dogan Sirketler Grubu Holding
AS 1 –
Dogus Otomotiv Servis ve
Ticaret AS 11,601 71,148
EGE Endustri VE Ticaret AS 615 196,345

223
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TURKEY — (Continued)
EGE Gubre Sanayii AS 21,988 $ 37,191
ΩEnerjisa Enerji AS 62,099 100,057
Erbosan Erciyas Boru Sanayii
ve Ticaret AS – –
Eregli Demir ve Celik
Fabrikalari TAS 173,212 240,444
*Fenerbahce Futbol AS 1 1
Ford Otomotiv Sanayi AS 9,472 270,291
Global Yatirim Holding AS 259,337 124,563
*Goodyear Lastikleri TAS 19,697 9,059
*Hektas Ticaret TAS 2,036,261 210,810
*Ihlas Holding AS 1 –
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
AS 57,402 10,379
*Is Finansal Kiralama AS 1 –
Is Yatirim Menkul Degerler AS 177,841 166,689
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret AS 38,156 32,136
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS 202,304 145,488
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A 104,136 61,467
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class B 1 –
*Karsan Otomotiv Sanayii Ve
Ticaret AS 48,611 21,874
KOC Holding AS 131,036 645,811
*Konya Cimento Sanayii AS 68 13,728
*Kordsa Teknik Tekstil AS 17,804 37,669
*Koza Altin Isletmeleri AS 151,641 88,976
Logo Yazilim Sanayi Ve
Ticaret AS 48,180 148,937
ΩMavi Giyim Sanayi Ve
Ticaret AS, Class B 151,644 336,984
*MIA Teknoloji AS 40,986 50,344
Migros Ticaret AS 37,856 449,047
Ω*MLP Saglik Hizmetleri AS 36,911 373,521
*NET Holding AS 54,626 65,665
Nuh Cimento Sanayi AS 9,366 78,186
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 91,696 15,563
Otokar Otomotiv Ve Savunma
Sanayi A.S. 13,740 166,289
*Oyak Cimento Fabrikalari AS 105,502 176,296
*Pegasus Hava Tasimaciligi
AS 79,844 539,274
*Petkim Petrokimya Holding
AS 324,801 175,802
Polisan Holding AS – –
*Reysas Tasimacilik ve Lojistik
Ticaret AS 138,000 57,188
*Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret AS 74,310 46,462
*Sasa Polyester Sanayi AS 41,030 4,607
Sekerbank Turk AS 66,459 7,946
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 72,493 136,676
Sok Marketler Ticaret AS 116,098 133,060
Shares Value †
TURKEY — (Continued)
*TAV Havalimanlari Holding
AS 47,360 $ 318,079
*Teknosa Ic Ve Dis Ticaret AS 42,046 31,954
Tofas Turk Otomobil Fabrikasi
AS 31,476 172,571
*Tukas Gida Sanayi ve Ticaret
AS 220,600 42,395
*Tumosan Motor ve Traktor
Sanayi AS 6,120 21,506
*Turk Hava Yollari AO 178,158 1,415,796
*Turk Telekomunikasyon AS 127,243 175,297
Turk Traktor ve Ziraat
Makineleri AS 5,829 122,741
Turkcell Iletisim Hizmetleri AS 195,541 483,289
Turkiye Garanti Bankasi AS 60,519 188,668
Turkiye Is Bankasi AS 1,106,282 379,405
Turkiye Petrol Rafinerileri AS 166,355 701,509
Turkiye Sigorta AS 37,894 14,278
Turkiye Sise ve Cam
Fabrikalari AS 182,890 208,757
*Turkiye Vakiflar Bankasi TAO 163,056 97,766
*Ulker Biskuvi Sanayi AS 135,931 497,895
Vestel Beyaz Esya Sanayi ve
Ticaret AS 54,863 27,439
*Vestel Elektronik Sanayi ve
Ticaret AS 24,303 40,434
Yapi ve Kredi Bankasi AS 884,931 631,757
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret AS 1 1
*Zorlu Enerji Elektrik Uretim
AS 435,458 52,829
TOTAL TURKEY 15,619,487
UNITED ARAB EMIRATES — (0.5%)
Abu Dhabi Commercial Bank
PJSC 896,833 2,182,871
Abu Dhabi Islamic Bank PJSC 698,169 2,395,026
Abu Dhabi National Hotels 2,455,608 388,431
Abu Dhabi National Insurance
Co. PSC 17,502 29,067
Abu Dhabi National Oil Co. for
Distribution PJSC 759,687 746,657
*Abu Dhabi Ports Co. PJSC 252,846 368,289
ADNOC Drilling Co. PJSC 546,891 754,897
Agility Global PLC 1,257,534 427,965
Agthia Group PJSC 248,684 514,566
*Air Arabia PJSC 1,395,587 1,094,280
*Ajman Bank PJSC 1,170,921 554,697
Aldar Properties PJSC 1,251,242 2,595,825
*Alpha Dhabi Holding PJSC 19,604 59,778
Amanat Holdings PJSC 1,284,058 388,049
*Apex Investment Co. PSC 204,045 218,877
*<Arabtec Holding PJSC 125,089 –
*Aramex PJSC 484,600 302,133
Burjeel Holdings PLC 541,599 336,195
*Dana Gas PJSC 3,671,904 674,799
Deyaar Development PJSC 963,133 186,438
Dubai Electricity & Water
Authority PJSC 501,644 340,074
Dubai Financial Market PJSC 726,314 251,135

224
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Dubai Investments PJSC 1,312,093 $ 757,320
Dubai Islamic Bank PJSC 1,561,418 2,656,919
Emaar Development PJSC 887,955 2,243,458
Emaar Properties PJSC 2,900,530 6,862,403
Emirates Central Cooling
Systems Corp. 1,060,860 505,447
Emirates Driving Co. 90,556 71,005
Emirates Integrated
Telecommunications Co. PJSC 251,188 510,856
Emirates NBD Bank PJSC 643,572 3,329,123
Emirates Telecommunications
Group Co. PJSC 327,772 1,581,301
*EMSTEEL Building Materials
PJSC 1,120,401 408,750
Fertiglobe PLC 447,423 330,116
First Abu Dhabi Bank PJSC 372,387 1,332,199
*Ghitha Holding PJSC 24,034 155,079
*Gulf Navigation Holding PJSC 95,328 154,944
*Gulf Pharmaceutical
Industries PSC 90,500 38,930
*Islamic Arab Insurance Co. 133,838 13,628
*Manazel PJSC 760,016 68,697
National Bank of Ras Al-
Khaimah PSC (The), Class K 17,996 26,947
National Central Cooling Co.
PJSC 114,471 100,976
*National Corp. for Tourism &
Hotels 112,711 77,330
*Palms Sports PrJSC 38,397 93,562
RAK Properties PJSC 1,058,247 342,857
Ras Al Khaimah Ceramics 424,701 289,070
Salik Co. PJSC 208,267 272,170
*Space42 PLC 446,283 255,158
Taaleem Holdings PJSC 49,514 55,944
TECOM Group PJSC 210,467 183,364
*Union Properties PJSC 1,593,743 150,132
TOTAL UNITED ARAB
EMIRATES 37,677,734
UNITED KINGDOM — (7.4%)
4imprint Group PLC 15,261 1,002,593
Admiral Group PLC 76,498 2,521,674
ΩAirtel Africa PLC 698,282 915,697
AJ Bell PLC 241,751 1,381,532
Anglo American PLC 202,947 6,262,025
Antofagasta PLC 134,027 2,984,428
Ashmore Group PLC 289 783
Ashtead Group PLC 105,429 7,845,299
Associated British Foods PLC 78,582 2,243,843
AstraZeneca PLC 2,503 355,328
AstraZeneca PLC, Sponsored
ADR 235,823 16,778,806
ΩAuto Trader Group PLC 355,313 3,833,518
Aviva PLC 342,052 1,992,540
B&M European Value Retail
SA 482,026 2,402,012
Babcock International Group
PLC 412,102 2,500,735
BAE Systems PLC 422,896 6,796,174
Balfour Beatty PLC 343,995 1,967,152
Shares Value †
UNITED KINGDOM — (Continued)
Bank of Georgia Group PLC 34,245 $ 1,831,519
Barclays PLC 488,617 1,491,946
#Barclays PLC, Sponsored
ADR 462,176 5,735,604
Barratt Redrow PLC 828,726 4,756,155
Beazley PLC 443,495 4,307,687
Bellway PLC 97,262 3,546,258
*Berkeley Group Holdings PLC 45,268 2,575,868
BP PLC 839,024 4,062,873
BP PLC, Sponsored ADR 642,849 18,874,047
Breedon Group PLC 32,017 181,115
ΩBridgepoint Group PLC 58,694 235,132
British American Tobacco PLC 207,207 7,179,333
British American Tobacco
PLC, Sponsored ADR 35,445 1,239,866
Britvic PLC 193,928 3,186,341
BT Group PLC 3,515,890 6,249,155
Bunzl PLC 54,369 2,384,961
Burberry Group PLC 46,915 472,516
*Carnival PLC 3,407 68,200
*Carnival PLC, Sponsored
ADR 3,254 65,080
Centamin PLC 282,577 576,910
Centrica PLC 3,896,013 5,875,425
Coca-Cola HBC AG 40,058 1,395,659
Compass Group PLC 199,773 6,459,452
Computacenter PLC 60,817 1,712,340
ΩConvaTec Group PLC 545,725 1,497,232
Cranswick PLC 32,876 2,142,929
Croda International PLC 22,483 1,070,936
DCC PLC 51,686 3,258,699
Diageo PLC 43,919 1,354,577
#Diageo PLC, Sponsored ADR 27,690 3,437,990
Diploma PLC 65,918 3,608,532
Direct Line Insurance Group
PLC 748,575 1,581,225
Drax Group PLC 329,220 2,636,909
DS Smith PLC 735,281 5,156,666
Dunelm Group PLC 80,843 1,154,722
easyJet PLC 117,243 769,943
Energean PLC 89,133 1,152,809
Entain PLC 115,028 1,101,744
*<Evraz PLC 119,565 –
Experian PLC 105,895 5,142,133
*Flutter Entertainment PLC 26,397 6,156,200
*Frasers Group PLC 229,309 2,243,503
Fresnillo PLC 81,280 772,757
Games Workshop Group PLC 21,447 3,297,757
Gamma Communications PLC 4,790 97,793
Glencore PLC 1,931,278 10,088,173
Grafton Group PLC 110,288 1,420,180
Grainger PLC 450,452 1,314,605
Greggs PLC 99,238 3,498,375
GSK PLC 71,185 1,274,397
GSK PLC, ADR 225,143 8,276,257
Haleon PLC 433,655 2,076,227
#Haleon PLC, ADR 161,678 1,566,660
Halma PLC 66,227 2,107,323

225
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Harbour Energy PLC 460,741 $ 1,637,253
Hargreaves Lansdown PLC 219,914 3,076,116
Hays PLC 907,387 902,931
Hikma Pharmaceuticals PLC 46,043 1,098,066
Hill & Smith PLC 26,594 695,775
*Hiscox, Ltd. 153,319 2,132,771
Howden Joinery Group PLC 379,382 4,106,858
HSBC Holdings PLC 730,983 6,688,445
HSBC Holdings PLC,
Sponsored ADR 312,914 14,434,723
IMI PLC 233,672 4,956,916
Imperial Brands PLC 268,248 8,059,649
Inchcape PLC 308,421 2,839,081
*Indivior PLC 65,938 581,118
Informa PLC 194,458 2,021,531
InterContinental Hotels Group
PLC 14,349 1,579,493
#InterContinental Hotels Group
PLC, Sponsored ADR 14,070 1,568,101
International Distribution
Services PLC 489,594 2,122,485
International Workplace Group
PLC 413,514 848,485
Intertek Group PLC 44,449 2,656,128
Investec PLC 368,349 2,817,717
ITV PLC 1,820,687 1,729,819
J Sainsbury PLC 871,744 2,983,444
JD Sports Fashion PLC 996,002 1,587,826
JET2 PLC 26,133 482,800
*John Wood Group PLC 430,008 699,339
Johnson Matthey PLC 58,817 1,125,192
Ω*Just Eat Takeaway.com NV 3,865 43,976
Just Group PLC 222,298 382,967
Kingfisher PLC 934,242 3,513,227
Lancashire Holdings, Ltd. 109,016 884,383
Legal & General Group PLC 1,245,640 3,476,748
Lloyds Banking Group PLC 9,951,526 6,832,063
Lloyds Banking Group PLC,
Sponsored ADR 77,604 213,411
London Stock Exchange
Group PLC 22,850 3,088,989
Man Group PLC 1,135,383 2,898,962
Marks & Spencer Group PLC 1,784,493 8,621,692
Melrose Industries PLC 501,777 3,064,258
*Mitchells & Butlers PLC 242,427 780,746
Mitie Group PLC 575,427 862,600
Mondi PLC 127,170 2,051,867
Mondi PLC 31,209 501,021
*National Grid PLC 91,053 1,142,757
#*National Grid PLC,
Sponsored ADR 36,841 2,342,719
NatWest Group PLC 930,359 4,398,100
#NatWest Group PLC, Class
S, ADR 91,185 871,729
Next PLC 26,262 3,305,456
*Ocado Group PLC 80,234 358,867
OSB Group PLC 167,861 763,534
Pagegroup PLC 4,430 20,355
Pearson PLC 127,177 1,863,133
Shares Value †
UNITED KINGDOM — (Continued)
#Pearson PLC, Sponsored
ADR 92,949 $ 1,357,055
Pennon Group PLC 92,422 646,985
Persimmon PLC 160,280 3,022,946
Pets at Home Group PLC 113,447 432,015
Phoenix Group Holdings PLC 232,197 1,466,344
*Playtech PLC 20,256 189,065
Plus500, Ltd. 52,821 1,590,430
#*Polestar Automotive Holding
UK PLC, Class A, ADR 15,552 17,263
Premier Foods PLC 432,915 1,048,587
Prudential PLC 176,953 1,466,456
Prudential PLC, Sponsored
ADR 40,836 677,061
QinetiQ Group PLC 356,833 2,105,710
Reckitt Benckiser Group PLC 78,290 4,714,592
RELX PLC 28,986 1,326,659
RELX PLC 60,337 2,791,809
RELX PLC, Sponsored ADR 119,197 5,509,285
Renishaw PLC 13,599 550,730
Rentokil Initial PLC 411,796 2,051,515
RHI Magnesita NV 5,172 213,444
Rightmove PLC 626,533 4,742,776
Rio Tinto PLC 32,650 2,105,531
#Rio Tinto PLC, Sponsored
ADR 124,777 8,096,779
*Rolls-Royce Holdings PLC 1,273,278 8,764,406
Rotork PLC 370,553 1,431,104
RS GROUP PLC 250,201 2,235,603
Sage Group PLC (The) 177,066 2,206,780
Savills PLC 54,223 748,701
Schroders PLC 190,052 840,527
Serco Group PLC 832,650 1,874,431
Severn Trent PLC 40,300 1,330,519
*Shell PLC 412,027 13,658,837
Shell PLC, ADR 620,391 41,907,412
Smith & Nephew PLC 50,178 619,951
#Smith & Nephew PLC,
Sponsored ADR 7,995 200,595
Smiths Group PLC 76,056 1,495,071
Softcat PLC 82,241 1,792,169
Spectris PLC 35,766 1,156,916
Spirax Group PLC 13,998 1,161,671
*SSE PLC 237,101 5,368,014
SSP Group PLC 38,572 79,988
St James's Place PLC 33,475 349,890
*Standard Chartered PLC 585,159 6,773,767
Tate & Lyle PLC 144,690 1,395,149
Taylor Wimpey PLC 1,961,921 3,690,173
TBC Bank Group PLC 2,101 74,281
Telecom Plus PLC 39,122 844,989
Tesco PLC 1,593,869 7,012,188
TP ICAP Group PLC 1,001,748 2,891,317
Ω*Trainline PLC 57,976 290,096
Travis Perkins PLC 180,665 1,876,749
*TUI AG 247 2,050
Unilever PLC 16,305 995,177
Unilever PLC 18,052 1,097,760
Unilever PLC, Sponsored ADR 245,921 14,979,048

226
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
United Utilities Group PLC 169,548 $ 2,228,830
*Vistry Group PLC 302,639 3,538,739
Vodafone Group PLC 4,659,109 4,313,968
Weir Group PLC (The) 103,297 2,775,587
WH Smith PLC 59,433 1,008,608
Whitbread PLC 73,212 2,835,974
*Wise PLC, Class A 31,378 284,807
WPP PLC 23,489 245,756
#WPP PLC, Sponsored ADR 43,257 2,270,560
TOTAL UNITED KINGDOM 545,991,651
UNITED STATES — (0.0%)
*ADTRAN Holdings, Inc. 24,591 158,047
Alcoa Corp. 12,415 494,089
Newmont Corp. 3,210 149,197
Noble Corp. PLC 1,169 37,350
TOTAL UNITED STATES 838,683
TOTAL COMMON STOCKS 7,108,047,810
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.2%)
*Alpargatas SA 131,769 163,210
Banco ABC Brasil SA 64,634 233,581
ΩBanco BMG SA 120,795 83,886
Banco Bradesco SA 160,104 397,442
Banco do Estado do Rio
Grande do Sul SA, Class B 169,737 329,871
Banco Mercantil do Brasil SA 5,798 42,558
Banco Pan SA 251,121 368,737
Banco Pine SA 61,499 48,870
Centrais Eletricas Brasileiras
SA, Class B 24,904 181,593
Centrais Eletricas de Santa
Catarina SA 4,700 63,500
Cia de Ferro Ligas da Bahia
FERBASA 91,576 119,596
Cia de Sanena Do Parana 334,905 320,514
Cia Energetica de Minas
Gerais 382,942 752,158
Cia Energetica do Ceara,
Class A 3,232 15,069
Cia Paranaense de Energia -
Copel, Class B 298,341 505,588
CTEEP-Cia de Transmissao
de Energia Eletrica Paulista 65,300 274,003
Energisa S/A 190 248
Eucatex SA Industria e
Comercio 49,340 122,311
Gerdau SA 257,390 813,688
Grazziotin SA 3,260 14,130
Itau Unibanco Holding SA 285,379 1,726,448
Klabin SA 1 1
Marcopolo SA 313,240 457,786
Petroleo Brasileiro SA 1,339,918 8,312,063
Raizen SA 891,777 431,350
Randon SA Implementos e
Participacoes 99,900 184,656
Schulz SA 65,200 70,733
Taurus Armas SA 33,088 53,730
Track & Field Co. SA 18,510 33,255
Shares Value †
BRAZIL — (Continued)
Unipar Carbocloro SA 56,466 $ 436,023
Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 317,472 362,512
TOTAL BRAZIL 16,919,110
CHILE — (0.0%)
Coca-Cola Embonor SA, Class
B 10,803 13,330
Embotelladora Andina SA,
Class B 17,885 53,389
Sociedad Quimica y Minera de
Chile SA, Class B 1,762 67,811
TOTAL CHILE 134,530
COLOMBIA — (0.0%)
Bancolombia SA 17,175 137,852
Grupo Aval Acciones y Valores
SA 484,198 48,058
Grupo de Inversiones
Suramericana SA 13,882 73,106
TOTAL COLOMBIA 259,016
GERMANY — (0.3%)
Bayerische Motoren Werke AG 17,793 1,304,857
Ω#Dr. Ing. h.c. F. Porsche AG 11,605 814,395
Draegerwerk AG & Co. KGaA 5,317 257,737
*Einhell Germany AG, Class P 3,416 245,878
FUCHS SE 33,467 1,555,793
Henkel AG & Co. KGaA 31,923 2,758,012
Jungheinrich AG 35,538 969,173
Porsche Automobil Holding SE 58,908 2,438,538
#Sartorius AG 4,000 1,032,233
Sixt SE 11,850 738,446
STO SE & Co. KGaA 1,263 167,283
Villeroy & Boch AG, Class P 6,080 108,582
Volkswagen AG 58,758 5,673,521
TOTAL GERMANY 18,064,448
PHILIPPINES — (0.0%)
*Cebu Air, Inc. 59,627 39,505
TOTAL PHILIPPINES 39,505
TOTAL PREFERRED
STOCKS 35,416,609
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Arafura Rare Earths, Ltd.
6/20/2025 9,109 101
TOTAL AUSTRALIA 101
BRAZIL — (0.0%)
*Banco Pine SA 11/12/2024 1,639 34
*Banco Pine SA 11/12/2024 241 9
*Diagnosticos da America SA
4/30/2025 100 18
*Hidrovias do Brasil SA
11/19/2024 176,620 610
TOTAL BRAZIL 671
CANADA — (0.0%)
*Constellation Software, Inc. 1,839 –
TOTAL CANADA –

227
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (0.0%)
*Shougang Fushan Resources
Group, Ltd. 11/6/2024 63,061 $ 1,574
TOTAL CHINA 1,574
INDIA — (0.0%)
*Geojit Financial Services, Ltd.
11/25/2024 5,233 4,798
*Hindware Home Innovation,
Ltd. 11/25/2024 1,861 1,817
TOTAL INDIA 6,615
ITALY — (0.0%)
*CIR Spa Compagnie
Industriali 11/11/2024 344,301 2
#*Webuild SpA 8/31/2030 2,724 –
TOTAL ITALY 2
KOREA, REPUBLIC OF — (0.0%)
*Ecopro HN Co., Ltd.
12/6/2024 1,757 6,430
TOTAL KOREA, REPUBLIC
OF 6,430
MALAYSIA — (0.0%)
*CAB Cakaran Corp. BHD
5/31/2028 21,133 941
*VS Industry BHD 9/5/2026 40,070 1,510
TOTAL MALAYSIA 2,451
NORWAY — (0.0%)
*NRC Group ASA 11/7/2024 23,220 2,000
TOTAL NORWAY 2,000
SWITZERLAND — (0.0%)
*GAM Holding AG 11/14/2024 38,806 4,746
TOTAL SWITZERLAND 4,746
Shares Value †
TAIWAN — (0.0%)
*Apex International Co., Ltd.
11/4/2024 12,260 $ –
*Chateau International
Development Co., Ltd.
11/18/2024 977 274
*Ching Feng Home Fashions
Co., Ltd. 11/4/2024 1,383 274
*Concord International
11/25/2024 18,695 1,605
*Fulltech Fiber Glass Corp.
11/13/2024 23,443 2,232
*Wafer Works Corp. 11/5/2024 14,377 1,189
TOTAL TAIWAN 5,574
THAILAND — (0.0%)
*Better World Green PCL
8/13/2025 295,583 438
*Jasmine International PCL
12/31/2024 475,926 –
*Northeast Rubber PCL
5/15/2026 170,083 3,831
*VGI PCL 12/31/2025 164,277 6,523
TOTAL THAILAND 10,792
TOTAL RIGHTS/WARRANTS 40,956
TOTAL INVESTMENT SECURITIES — (97.1%)
(Cost $5,290,510,745) 7,143,505,375
SECURITIES LENDING COLLATERAL — ( 2.9% )
@§The DFA Short Term
Investment Fund 18,738,839 216,733,412
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,507,244,157) $ 7,360,238,787
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $196,534,691 which represented 2.7% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 315,193,515 $ 871,477 $ 7,374 $ 316,072,366
Austria .............................. 23,512,894 — — 23,512,894
Belgium ............................. 61,223,706 — — 61,223,706
Brazil ............................... 80,166,970 — — 80,166,970
Canada ............................. 561,848,260 126 — 561,848,386
Chile ................................ 8,963,559 — — 8,963,559
China ............................... 572,620,926 328,020 94,843 573,043,789
Colombia ............................ 1,643,131 25,185 — 1,668,316
Czechia ............................. 1,936,294 — — 1,936,294
Denmark ............................ 144,389,341 — — 144,389,341
Egypt ............................... 357,030 — — 357,030

228
Dimensional World ex U.S. Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Finland .............................. $ 70,014,582 $ — $ — $ 70,014,582
France .............................. 369,067,776 — — 369,067,776
Gabon .............................. 62,119 — — 62,119
Germany ............................ 358,298,243 — — 358,298,243
Greece .............................. 9,787,001 — — 9,787,001
Hong Kong ........................... 79,235,583 5,690 15,497 79,256,770
Hungary ............................. 4,478,359 — — 4,478,359
India ................................ 480,185,317 376,656 — 480,561,973
Indonesia ............................ 39,004,010 — 16,246 39,020,256
Ireland .............................. 22,364,938 — — 22,364,938
Israel ............................... 45,574,253 — — 45,574,253
Italy ................................ 141,473,701 — — 141,473,701
Japan ............................... 1,125,494,294 — — 1,125,494,294
Korea, Republic of ..................... 255,403,712 2,103 115,744 255,521,559
Kuwait .............................. 13,110,530 — — 13,110,530
Malaysia ............................. 40,085,785 — 30 40,085,815
Mexico .............................. 39,628,055 — — 39,628,055
Netherlands .......................... 157,120,275 — — 157,120,275
New Zealand ......................... 15,086,472 273,476 — 15,359,948
Norway .............................. 40,242,419 — — 40,242,419
Peru ................................ 868,272 — — 868,272
Philippines ........................... 14,901,451 — 51,734 14,953,185
Poland .............................. 23,990,468 — — 23,990,468
Portugal ............................. 16,831,638 — — 16,831,638
Qatar ............................... 17,582,490 — — 17,582,490
Russian Federation .................... — — 1,135 1,135
Saudi Arabia .......................... 73,992,999 — — 73,992,999
Singapore ............................ 50,064,098 — — 50,064,098
South Africa .......................... 76,425,264 — — 76,425,264
Spain ............................... 116,475,570 — — 116,475,570
Sweden ............................. 141,144,520 — — 141,144,520
Switzerland ........................... 387,497,131 — — 387,497,131
Taiwan .............................. 469,828,940 24,438 5,829 469,859,207
Thailand ............................. 7,238,617 31,287,966 2,178 38,528,761
Turkey .............................. 15,619,487 — — 15,619,487
United Arab Emirates ................... 37,677,734 — — 37,677,734
United Kingdom ....................... 545,989,601 2,050 — 545,991,651
United States ......................... 838,683 — — 838,683
Preferred Stocks
Brazil ............................... 16,919,110 — — 16,919,110
Chile ................................ 134,530 — — 134,530
Colombia ............................ 259,016 — — 259,016
Germany ............................ 18,064,448 — — 18,064,448
Philippines ........................... 39,505 — — 39,505
Rights/Warrants
Australia ............................. 101 — — 101
Brazil ............................... 671 — — 671
Canada ............................. — — — —
China ............................... — 1,574 — 1,574
India ................................ — 6,615 — 6,615
Italy ................................ — 2 — 2
Korea, Republic of ..................... — 6,430 — 6,430
Malaysia ............................. 2,451 — — 2,451
Norway .............................. — 2,000 — 2,000
Switzerland ........................... — 4,746 — 4,746

229
Dimensional World ex U.S. Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Taiwan .............................. $ — $ 5,574 $ — $ 5,574
Thailand ............................. 4,269 6,523 — 10,792
Securities Lending Collateral ............... — 216,733,412 — 216,733,412
Total Investments ........................ $7,109,964,114 $249,964,063 $310,610> $7,360,238,787
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

230
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
U.S. Equity
Market ETF
Dimensional
U.S. Small Cap
ETF
Dimensional
U.S. Targeted
Value ETF
ASSETS:
Investment Securities at Value (including $139,218, $764,190 and
$575,447 of securities on loan, respectively) ..................... $ 11,312,284 $ 8,853,087 $ 10,445,279
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$143,758, $799,957 and $598,721, respectively) (Note G) .......... 143,758 799,957 598,721
Cash ...................................................... 12,349 8,372 18,180
Receivables:
Investment Securities Sold ................................... — 2,111 4,930
Dividends and Interest ....................................... 5,493 2,056 3,527
Capital Shares Issued ....................................... 2,039 188 156
Tax Reclaims .............................................. — — 2
Total Assets ............................................. 11,475,923 9,665,771 11,070,795
LIABILITIES:
Payables:
Investment Securities Purchased .............................. — — 8,482
Upon Return of Securities Loaned ............................. 143,758 799,957 598,721
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 762 1,894 2,417
Administration and Accounting ................................ 137 48 123
Custodian ................................................. 2 2 3
Trustee ................................................... 24 24 47
Other Expenses ............................................ 264 364 309
Total Liabilities ........................................... 144,947 802,289 610,102
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
NET ASSETS ............................................... $ 11,330,976 $ 8,863,482 $ 10,460,693
SHARES OUTSTANDING, NO PAR VALUE ....................... 183,484,990 138,565,557 190,978,862
Net Asset Value, Offering and Redemption price per share ............ $ 61.75 $ 63.97 $ 54.77
Investment Securities at Cost ................................... $ 5,159,873 $ 6,695,990 $ 8,099,351
NET ASSETS CONSIST OF:
Paid-In Capital ............................................... $ 5,330,457 $ 7,022,544 $ 8,532,044
Total Distributable Earnings (Loss) ............................... 6,000,519 1,840,938 1,928,649
NET ASSETS ............................................... $ 11,330,976 $ 8,863,482 $ 10,460,693

231
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
U.S. Core
Equity 2 ETF
Dimensional
US Marketwide
Value ETF
Dimensional
International
Value ETF
ASSETS:
Investment Securities at Value (including $745,299, $198,170 and
$200,580 of securities on loan, respectively) ..................... $ 31,279,576 $ 11,215,395 $ 7,796,114
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$771,657, $209,918 and $192,113, respectively) (Note G) .......... 771,657 209,918 192,113
Foreign Currencies at Value .................................... — — 1,281
Cash ...................................................... 50,917 10,755 13,564
Receivables:
Investment Securities Sold ................................... 3,852 232 4,244
Dividends and Interest ....................................... 15,414 9,848 25,396
Capital Shares Issued ....................................... 1,773 — —
Tax Reclaims .............................................. 4 — 17,959
Total Assets ............................................. 32,123,193 11,446,148 8,050,671
LIABILITIES:
Payables:
Investment Securities Purchased .............................. 11,358 1,789 2,726
Fund Shares Redeemed ..................................... — 27 —
Upon Return of Securities Loaned ............................. 771,657 209,918 192,113
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 4,293 1,934 1,692
Administration and Accounting ................................ 206 114 63
Custodian ................................................. 39 28 85
Trustee ................................................... 60 43 23
Other Expenses ............................................ 842 390 179
Total Liabilities ........................................... 788,455 214,243 196,881
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
NET ASSETS ............................................... $ 31,334,738 $ 11,231,905 $ 7,853,790
SHARES OUTSTANDING, NO PAR VALUE ....................... 921,289,243 271,379,505 214,945,115
Net Asset Value, Offering and Redemption price per share ............ $ 34.01 $ 41.39 $ 36.54
Investment Securities at Cost ................................... $ 18,529,545 $ 7,107,845 $ 6,434,738
Foreign Currencies at Cost ..................................... $ — $ — $ 1,290
NET ASSETS CONSIST OF:
Paid-In Capital ............................................... $ 19,618,501 $ 10,973,754 $ 6,900,495
Total Distributable Earnings (Loss) ............................... 11,716,237 258,151 953,295
NET ASSETS ............................................... $ 31,334,738 $ 11,231,905 $ 7,853,790

232
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
World ex U.S.
Core Equity 2
ETF
ASSETS:
Investment Securities at Value (including $357,676 of securities on loan) ........................... $ 7,143,505
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $216,733) (Note G) ............ 216,733
Foreign Currencies at Value ............................................................... 17,692
Cash ................................................................................. 7,146
Receivables:
Investment Securities Sold .............................................................. 351
Dividends and Interest .................................................................. 16,658
Tax Reclaims ......................................................................... 10,580
Total Assets ........................................................................ 7,412,665
LIABILITIES:
Payables:
Investment Securities Purchased ......................................................... 1,422
Upon Return of Securities Loaned ........................................................ 216,733
Accrued Foreign Taxes ................................................................. 22,707
Accrued Expenses and Other Liabilities:
Advisory Fee ......................................................................... 1,552
Administration and Accounting ........................................................... 81
Custodian ............................................................................ 355
Trustee .............................................................................. 23
Other Expenses ....................................................................... 133
Total Liabilities ...................................................................... 243,006
Commitments and Contingent Liabilities (Note D) $ —
NET ASSETS .......................................................................... $ 7,169,659
SHARES OUTSTANDING, NO PAR VALUE .................................................. 277,817,896
Net Asset Value, Offering and Redemption price per share ....................................... $ 25.81
Investment Securities at Cost .............................................................. $ 5,290,511
Foreign Currencies at Cost ................................................................ $ 17,750
NET ASSETS CONSIST OF:
Paid-In Capital .......................................................................... $ 5,923,927
Total Distributable Earnings (Loss) .......................................................... 1,245,732
NET ASSETS .......................................................................... $ 7,169,659

233
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
N
Dimensional
U.S. Equity
Market ETF
Dimensional
U.S. Small
Cap ETF
Dimensional
U.S. Targeted
Value ETF
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $45, $389 and $425, respectively) $ 112,201 $ 68,574 $ 146,032
Dividend Income from Affiliated Investments ............................ 10,502 38,935 33,526
Income from Securities Lending, Net .................................. 568 1,570 1,160
Total Investment Income ........................................ 123,271 109,079 180,718
EXPENSES:
Investment Management Fees (Note D) .............................. 7,234 19,465 26,215
Administration and Accounting ..................................... 348 305 377
Custodian ...................................................... 62 56 76
Filing Fees ..................................................... 192 293 211
Trustees’ Fees & Expenses ....................................... 55 48 74
Other Expenses ................................................. 431 512 617
Total Expenses ............................................... 8,322 20,679 27,570
Fees Paid Indirectly (Note D) ...................................... (14) (28) (29)
Net Expenses .................................................. 8,308 20,651 27,541
Net Investment Income (Loss) .................................... 114,963 88,428 153,177
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ........................................ (24,794) (188,323) (241,493)
In-Kind Transactions ............................................. 62,741 704,361 1,084,812
Futures ........................................................ 626 5,292 8,262
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ............................................ 2,497,216 1,245,479 1,244,329
Net Realized and Unrealized Gain (Loss) .......................... 2,535,789 1,766,809 2,095,910
Net Increase (Decrease) in Net Assets Resulting from Operations ....... $ 2,650,752 $ 1,855,237 $ 2,249,087

234
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
U.S. Core
Equity 2 ETF
Dimensional
US
Marketwide
Value ETF
Dimensional
International
Value ETF
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $376, $68 and $19,925,
respectively) ................................................... $ 347,976 $ 203,742 $ 284,745
Dividend Income from Affiliated Investments ............................ 54,708 13,880 11,807
Income from Securities Lending, Net .................................. 2,771 455 2,221
Other Income ..................................................... — — 2,519
Total Investment Income ........................................ 405,455 218,077 301,292
EXPENSES:
Investment Management Fees (Note D) .............................. 43,331 20,482 17,681
Administration and Accounting ..................................... 950 408 288
Custodian ...................................................... 246 11 522
Filing Fees ..................................................... 591 286 96
Transfer Agency ................................................ — 263 —
Trustees’ Fees & Expenses ....................................... 138 68 45
Other Expenses ................................................. 1,310 505 513
Total Expenses ............................................... 46,566 22,023 19,145
Fees Paid Indirectly (Note D) ...................................... (15) (11) —
Net Expenses .................................................. 46,551 22,012 19,145
Net Investment Income (Loss) .................................... 358,904 196,065 282,147
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ........... (503,378) (203,741) (13,725)
In-Kind Transactions ............................................. 1,341,305 831,512 (1)
Futures ........................................................ 336 3,417 8,295
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................ 6,456,580 1,635,214 1,027,947
Net Realized and Unrealized Gain (Loss) .......................... 7,294,843 2,266,402 1,022,516
Net Increase (Decrease) in Net Assets Resulting from Operations ....... $ 7,653,747 $ 2,462,467 $ 1,304,663

235
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
World ex U.S.
Core Equity 2
ETF
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $19,496) ........................................... $ 200,493
Dividend Income from Affiliated Investments ................................................... 8,386
Income from Securities Lending, Net ......................................................... 5,429
Other Income ............................................................................ 1,078
Total Investment Income ............................................................... 215,386
EXPENSES:
Investment Management Fees (Note D) ..................................................... 16,642
Administration and Accounting ............................................................ 268
Custodian ............................................................................. 1,648
Filing Fees ............................................................................ 62
Trustees’ Fees & Expenses .............................................................. 53
Other Expenses ........................................................................ 532
Total Expenses ...................................................................... 19,205
Fees Paid Indirectly (Note D) ............................................................. —
Net Investment Income (Loss) ........................................................... 196,181
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions* ................................. (152,916)
In-Kind Transactions .................................................................... 4,762
Futures ............................................................................... 3,291
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations** ..................................... 1,213,705
Net Realized and Unrealized Gain (Loss) ................................................. 1,068,842
Net Increase (Decrease) in Net Assets Resulting from Operations .............................. $ 1,265,023
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2024 of $26.
** Net of change in foreign capital gain taxes for the fiscal year ended October 31, 2024 of $(17,982).

236
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional U.S. Equity Market
ETF Dimensional U.S. Small Cap ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
Year ended
October 31, 2024
Year ended
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 114,963 $ 91,003 $ 88,428 $ 67,367
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (24,794) (48,571) (188,323) (73,315)
In-Kind Transactions ...................... 62,741 53,511 704,361 586,615
Futures ................................. 626 (62) 5,292 1,132
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... 2,497,216 419,852 1,245,479 (842,346)
Change in Net Assets Resulting from Operations . 2,650,752 515,733 1,855,237 (260,547)
Distributions:
Total Distributions .......................... (106,895) (88,122) (77,000) (60,543)
Change in Net Assets Resulting from Distributions .. (106,895) (88,122) (77,000) (60,543)
Capital Share Transactions:
Shares Issued ............................. 2,299,499 728,088 2,565,464 2,107,564
Cost of Shares Redeemed ................... (76,065) (66,277) (1,094,132) (850,675)
Change in Net Assets Resulting from Capital Share
Transactions .............................. 2,223,434 661,811 1,471,332 1,256,889
Change in Net Assets ......................... 4,767,291 1,089,422 3,249,569 935,799
Net Assets:
Beginning of Period ......................... 6,563,685 5,474,263 5,613,913 4,678,114
End of Period .............................. $ 11,330,976 $ 6,563,685 $ 8,863,482 $ 5,613,913
Share Transactions:
Issued ................................... 40,040 16,160 43,170 39,660
Redeemed ................................ (1,360) (1,520) (18,060) (15,990)
Change in Shares ........................... 38,680 14,640 25,110 23,670

237
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional U.S. Targeted Value
ETF
Dimensional U.S. Core Equity 2
ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
Year ended
October 31, 2024
Year ended
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 153,177 $ 129,669 $ 358,904 $ 289,624
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (241,493) (138,025) (503,378) (257,261)
In-Kind Transactions ...................... 1,084,812 1,030,836 1,341,305 990,835
Futures ................................. 8,262 705 336 (1,140)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... 1,244,329 (1,136,160) 6,456,580 (266,596)
Change in Net Assets Resulting from Operations . 2,249,087 (112,975) 7,653,747 755,462
Distributions:
Total Distributions .......................... (133,325) (116,840) (310,601) (270,652)
Change in Net Assets Resulting from Distributions .. (133,325) (116,840) (310,601) (270,652)
Capital Share Transactions:
Shares Issued ............................. 2,267,694 2,469,398 5,456,837 5,821,598
Cost of Shares Redeemed ................... (1,714,426) (1,636,215) (1,932,556) (1,276,830)
Change in Net Assets Resulting from Capital Share
Transactions .............................. 553,268 833,183 3,524,281 4,544,768
Change in Net Assets ......................... 2,669,030 603,368 10,867,427 5,029,578
Net Assets:
Beginning of Period ......................... 7,791,663 7,188,295 20,467,311 15,437,733
End of Period .............................. $ 10,460,693 $ 7,791,663 $ 31,334,738 $ 20,467,311
Share Transactions:
Issued ................................... 43,750 54,450 174,300 224,900
Redeemed ................................ (32,900) (36,500) (61,100) (48,800)
Change in Shares ........................... 10,850 17,950 113,200 176,100

238
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Marketwide
Value ETF
Dimensional International Value
ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
Year ended
October 31, 2024
Year ended
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 196,065 $ 172,793 $ 282,147 $ 223,134
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (203,741) (52,903) (13,725) (44,681)
In-Kind Transactions ...................... 831,512 1,228,770 (1) 10,068
Futures ................................. 3,417 (688) 8,295 (2,862)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 1,635,214 (1,460,245) 1,027,947 415,458
Change in Net Assets Resulting from Operations . 2,462,467 (112,273) 1,304,663 601,117
Distributions:
Total Distributions .......................... (168,675) (155,053) (274,065) (216,148)
Change in Net Assets Resulting from Distributions .. (168,675) (155,053) (274,065) (216,148)
Capital Share Transactions:
Shares Issued ............................. 1,941,614 2,229,450 1,283,235 1,421,521
Cost of Shares Redeemed ................... (1,240,528) (1,629,108) — (24,189)
Change in Net Assets Resulting from Capital Share
Transactions .............................. 701,086 600,342 1,283,235 1,397,332
Change in Net Assets ......................... 2,994,878 333,016 2,313,833 1,782,301
Net Assets:
Beginning of Period ......................... 8,237,027 7,904,011 5,539,957 3,757,656
End of Period .............................. $ 11,231,905 $ 8,237,027 $ 7,853,790 $ 5,539,957
Share Transactions:
Issued ................................... 50,000 65,600 35,850 44,200
Redeemed ................................ (32,400) (48,150) — (750)
Change in Shares ........................... 17,600 17,450 35,850 43,450

239
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional World ex U.S. Core
Equity 2 ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) .............................................. $ 196,181 $ 173,989
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions .................. (152,916) (332,159)
In-Kind Transactions .................................................... 4,762 —
Futures ............................................................... 3,291 (2,891)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ....................... 1,213,705 742,310
Change in Net Assets Resulting from Operations ............................... 1,265,023 581,249
Distributions:
Total Distributions ........................................................ (182,501) (182,230)
Change in Net Assets Resulting from Distributions ................................ (182,501) (182,230)
Capital Share Transactions:
Shares Issued ........................................................... 597,674 788,265
Cost of Shares Redeemed ................................................. (9,904) —
Change in Net Assets Resulting from Capital Share Transactions .................... 587,770 788,265
Change in Net Assets ....................................................... 1,670,292 1,187,284
Net Assets:
Beginning of Period ....................................................... 5,499,367 4,312,083
End of Period ............................................................ $ 7,169,659 $ 5,499,367
Share Transactions:
Issued ................................................................. 23,600 34,800
Redeemed .............................................................. (400) —
Change in Shares ......................................................... 23,200 34,800

240
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional U.S. Equity Market ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
Net Asset Value, Beginning of Period ......................................... $ 45.33 $ 42.06 $ 50.34 $ 35.43 $ 32.60
Income From Investment Operations (a)
Net Investment Income (Loss) ........................................... 0.72 0.66 0.63 0.54 0.53
Net Gains (Losses) on Securities (Realized and Unrealized) .................... 16.37 3.25 (8.29) 14.91 2.83
Total from Investment Operations ............................................ 17.09 3.91 (7.66) 15.45 3.36
Less Distributions:
Net Investment Income ................................................ (0.67) (0.64) (0.62) (0.54) (0.53)
Total Distributions ........................................................ (0.67) (0.64) (0.62) (0.54) (0.53)
Net Asset Value, End of Period .............................................. $ 61.75 $ 45.33 $ 42.06 $ 50.34 $ 35.43
Total Return at NAV (b) .................................................... 37.87% 9.34% (15.30)% 43.83% 10.47%
Total Return at Market (c) .................................................. 37.71% 9.26% (15.19)% 43.80% —%
Net Assets, End of Year (thousands) .......................................... $ 11,330,976 $ 6,563,685 $ 5,474,263 $ 6,041,240 $ 4,197,993
Ratio of Expenses to Average Net Assets ...................................... 0.09% 0.09% 0.09% 0.17% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) ........ 0.09% 0.09% 0.09% 0.17% 0.22%
Ratio of Net Investment Income to Average Net Assets ............................ 1.27% 1.47% 1.39% 1.21% 1.57%
Portfolio Turnover Rate (d) ................................................. 2% 2% 4% 1% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

241
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional U.S. Small Cap ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
Net Asset Value, Beginning of Period ......................................... $ 49.48 $ 52.10 $ 60.22 $ 38.59 $ 42.03
Income From Investment Operations (a)
Net Investment Income (Loss) ........................................... 0.69 0.67 0.62 0.55 0.40
Net Gains (Losses) on Securities (Realized and Unrealized) .................... 14.40 (2.69) (6.88) 21.53 (2.74)
Total from Investment Operations ............................................ 15.09 (2.02) (6.26) 22.08 (2.34)
Less Distributions:
Net Investment Income ................................................ (0.60) (0.60) (0.57) (0.45) (0.39)
Net Realized Gains ................................................... — — (1.29) — (0.71)
Total Distributions ........................................................ (0.60) (0.60) (1.86) (0.45) (1.10)
Net Asset Value, End of Period .............................................. $ 63.97 $ 49.48 $ 52.10 $ 60.22 $ 38.59
Total Return at NAV (b) .................................................... 30.55% (3.94)% (10.58)% 57.38% (5.68)%
Total Return at Market (c) .................................................. 30.38% (4.02)% (10.55)% 57.51% —%
Net Assets, End of Year (thousands) .......................................... $ 8,863,482 $ 5,613,913 $ 4,678,114 $ 4,290,238 $ 2,717,143
Ratio of Expenses to Average Net Assets ...................................... 0.27% 0.26% 0.28% 0.39% 0.46%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) ........ 0.27% 0.26% 0.28% 0.39% 0.46%
Ratio of Net Investment Income to Average Net Assets ............................ 1.14% 1.26% 1.15% 1.00% 1.04%
Portfolio Turnover Rate (d) ................................................. 8% 4% 9% 11% 12%
See page 2 for the Definitions of Abbreviations and Footnotes.

242
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional U.S. Targeted Value ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
Net Asset Value, Beginning of Period ......................................... $ 43.26 $ 44.32 $ 46.49 $ 28.37 $ 34.02
Income From Investment Operations (a)
Net Investment Income (Loss) ........................................... 0.82 0.75 0.68 0.64 0.45
Net Gains (Losses) on Securities (Realized and Unrealized) .................... 11.41 (1.14) (2.13) 18.00 (5.03)
Total from Investment Operations ............................................ 12.23 (0.39) (1.45) 18.64 (4.58)
Less Distributions:
Net Investment Income ................................................ (0.72) (0.67) (0.69) (0.52) (0.43)
Net Realized Gains ................................................... — — (0.03) — (0.64)
Total Distributions ........................................................ (0.72) (0.67) (0.72) (0.52) (1.07)
Net Asset Value, End of Period .............................................. $ 54.77 $ 43.26 $ 44.32 $ 46.49 $ 28.37
Total Return at NAV (b) .................................................... 28.36% (0.93)% (3.07)% 65.98% (13.70)%
Total Return at Market (c) .................................................. 28.29% (1.09)% (3.05)% 66.13% —%
Net Assets, End of Year (thousands) .......................................... $ 10,460,693 $ 7,791,663 $ 7,188,295 $ 6,449,204 $ 3,868,490
Ratio of Expenses to Average Net Assets ...................................... 0.28% 0.28% 0.29% 0.38% 0.45%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) ........ 0.28% 0.28% 0.29% —% —%
Ratio of Net Investment Income to Average Net Assets ............................ 1.58% 1.64% 1.52% 1.53% 1.55%
Portfolio Turnover Rate (d) ................................................. 9% 3% 8% 6% 14%
See page 2 for the Definitions of Abbreviations and Footnotes.

243
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional U.S. Core Equity 2 ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
Net Asset Value, Beginning of Period ......................................... $ 25.33 $ 24.43 $ 28.13 $ 19.42 $ 19.24
Income From Investment Operations (a)
Net Investment Income (Loss) ........................................... 0.41 0.40 0.37 0.32 0.30
Net Gains (Losses) on Securities (Realized and Unrealized) .................... 8.63 0.87 (3.72) 8.67 0.51
Total from Investment Operations ............................................ 9.04 1.27 (3.35) 8.99 0.81
Less Distributions:
Net Investment Income ................................................ (0.36) (0.37) (0.35) (0.28) (0.28)
Net Realized Gains ................................................... — — — — (0.35)
Total Distributions ........................................................ (0.36) (0.37) (0.35) (0.28) (0.63)
Net Asset Value, End of Period .............................................. $ 34.01 $ 25.33 $ 24.43 $ 28.13 $ 19.42
Total Return at NAV (b) .................................................... 35.83% 5.21% (11.95)% 46.47% 4.31%
Total Return at Market (c) .................................................. 35.75% 5.25% (12.01)% 46.57% —%
Net Assets, End of Year (thousands) .......................................... $ 31,334,738 $ 20,467,311 $ 15,437,733 $ 14,457,938 $ 9,529,122
Ratio of Expenses to Average Net Assets ...................................... 0.17% 0.17% 0.17% 0.21% 0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) ........ 0.17% 0.17% 0.17% 0.21% 0.24%
Ratio of Net Investment Income to Average Net Assets ............................ 1.32% 1.53% 1.43% 1.25% 1.59%
Portfolio Turnover Rate (d) ................................................. 4% 3% 6% 2% 3%
See page 2 for the Definitions of Abbreviations and Footnotes.

244
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional US Marketwide Value ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
Net Asset Value, Beginning of Period ......................................... $ 32.46 $ 33.44 $ 36.32 $ 25.06 $ 28.74
Income From Investment Operations (a)
Net Investment Income (Loss) ........................................... 0.75 0.70 0.64 0.54 0.57
Net Gains (Losses) on Securities (Realized and Unrealized) .................... 8.82 (1.05) (2.93) 11.26 (3.22)
Total from Investment Operations ............................................ 9.57 (0.35) (2.29) 11.80 (2.65)
Less Distributions:
Net Investment Income ................................................ (0.64) (0.63) (0.59) (0.54) (0.55)
Net Realized Gains ................................................... — — — — (0.48)
Total Distributions ........................................................ (0.64) (0.63) (0.59) (0.54) (1.03)
Net Asset Value, End of Period .............................................. $ 41.39 $ 32.46 $ 33.44 $ 36.32 $ 25.06
Total Return at NAV (b) .................................................... 29.62% (1.13)% (6.28)% 47.30% (9.41)%
Total Return at Market (c) .................................................. 29.63% (1.17)% (6.29)% —% —%
Net Assets, End of Year (thousands) .......................................... $ 11,231,905 $ 8,237,027 $ 7,904,011 $ 8,320,772 $ 1,563,787
Ratio of Expenses to Average Net Assets ...................................... 0.21% 0.21% 0.22% 0.23% 0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) ........ 0.21% 0.21% 0.22% 0.41% 0.44%
Ratio of Net Investment Income to Average Net Assets ............................ 1.91% 2.05% 1.86% 1.62% 2.18%
Portfolio Turnover Rate (d) ................................................. 4% 2% 3% —% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

245
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional International Value ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
Net Asset Value, Beginning of Period ......................................... $ 30.93 $ 27.70 $ 33.76 $ 11.67 $ 14.61
Income From Investment Operations (a)
Net Investment Income (Loss) ........................................... 1.43 1.39 1.34 0.78 0.30
Net Gains (Losses) on Securities (Realized and Unrealized) .................... 5.54 3.15 (5.95) 22.06 (2.88)
Total from Investment Operations ............................................ 6.97 4.54 (4.61) 22.84 (2.58)
Less Distributions:
Net Investment Income ................................................ (1.36) (1.31) (1.45) (0.75) (0.36)
Total Distributions ........................................................ (1.36) (1.31) (1.45) (0.75) (0.36)
Net Asset Value, End of Period .............................................. $ 36.54 $ 30.93 $ 27.70 $ 33.76 $ 11.67
Total Return at NAV (b) .................................................... 22.71% 16.29% (13.97)% 48.18% (17.77)%
Total Return at Market (c) .................................................. 21.99% 16.85% (14.08)% 48.68% —%
Net Assets, End of Year (thousands) .......................................... $ 7,853,790 $ 5,539,957 $ 3,757,656 $ 3,616,969 $ 2,392,708
Ratio of Expenses to Average Net Assets ...................................... 0.27% 0.27% 0.29% 0.48% 0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) ........ 0.27% 0.27% 0.29% 0.48% 0.52%
Ratio of Net Investment Income to Average Net Assets ............................ 3.99% 4.30% 4.31% 3.34% 2.34%
Portfolio Turnover Rate (d) ................................................. 16% 12% 12% 14% 16%
See page 2 for the Definitions of Abbreviations and Footnotes.

246
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional World ex U.S. Core Equity 2 ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
Year
ended
October 31, 2020
Net Asset Value, Beginning of Period ......................................... $ 21.60 $ 19.62 $ 26.32 $ 9.91 $ 10.64
Income From Investment Operations (a)
Net Investment Income (Loss) ........................................... 0.74 0.72 0.76 0.45 0.22
Net Gains (Losses) on Securities (Realized and Unrealized) .................... 4.15 2.00 (6.69) 16.41 (0.72)
Total from Investment Operations ............................................ 4.89 2.72 (5.93) 16.86 (0.50)
Less Distributions:
Net Investment Income ................................................ (0.68) (0.74) (0.77) (0.45) (0.23)
Total Distributions ........................................................ (0.68) (0.74) (0.77) (0.45) (0.23)
Net Asset Value, End of Period .............................................. $ 25.81 $ 21.60 $ 19.62 $ 26.32 $ 9.91
Total Return at NAV (b) .................................................... 22.75% 13.76% (22.87)% 35.23% (4.69)%
Total Return at Market (c) .................................................. 22.00% 14.03% (22.69)% 35.23% —%
Net Assets, End of Year (thousands) .......................................... $ 7,169,659 $ 5,499,367 $ 4,312,083 $ 4,664,404 $ 3,194,338
Ratio of Expenses to Average Net Assets ...................................... 0.29% 0.28% 0.30% 0.36% 0.36%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) ........ 0.29% 0.28% 0.30% 0.39% 0.36%
Ratio of Net Investment Income to Average Net Assets ............................ 2.95% 3.17% 3.28% 2.39% 2.17%
Portfolio Turnover Rate (d) ................................................. 12% 7% 8% 10% 8%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e) Annualized for periods less than one year
(f) Excludes impact of in-kind transactions

DIMENSIONAL ETF TRUST
Notes to Financial Statements
247
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940
(the “1940 Act”). As of October 31, 2024, the Trust is comprised of forty operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (“the Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’
distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fund Short Name
Dimensional U.S. Equity Market ETF (formerly, Dimensional
U.S. Equity ETF) US Equity Market ETF
Dimensional U.S. Small Cap ETF US Small Cap ETF
Dimensional U.S. Targeted Value ETF US Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF US Core Equity 2 ETF
Dimensional US Marketwide Value ETF US Marketwide Value ETF
Dimensional International Value ETF International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF World ex US Core Equity 2 ETF

248
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the World ex US Core Equity 2 ETF and the International Value ETF (the “International Funds”),
the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

249
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
3.
Foreign Currency Translations
The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in Change in Unrealized Appreciation
(Depreciation) on Investment Securities and Foreign Currency Translations on the Statements of Operations. Any
realized gains or losses from these fluctuations are included in Net Realized Gains or Losses from Investment
Securities Sold and Foreign Currency Transactions on the Statements of Operations.
4.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

250
5.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
6.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
7.
Other
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. World ex US Core Equity 2 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
C. Derivative Instruments
All open derivative positions at year end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.

251
1.
Forward Currency Contracts
The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the Change in Unrealized Appreciation or Depreciation on Forward Currency Contracts. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a Net Realized Gain or Loss from Forward Currency Contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as
Futures Margin Variation. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements.
The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2024 was as follows (amounts in thousands):
* Average Notional Value of futures contracts.
Summary of Derivative Instruments:
The following is a summary of the realized and change in unrealized gains and losses from the Funds’
derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2024 (amounts
in thousands):
Futures *
US Equity Market ETF ................................................................................................................... $2,779
International Value ETF ................................................................................................................. 7,704
Realized Gain
(Loss) from:
Futures (1)
Equity Risk Exposure: 26,101,893.330000
US Equity Market ET F .......................................................... $626
US Small Cap ETF ............................................................. 5,292
US Targeted Value ETF ......................................................... 8,262
US Core Equity 2 ETF ........................................................... 336
US Marketwide Value ETF ....................................................... 3,417

252
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
Currency Rate Risk Exposure:
The International Funds had limited activity in forward foreign currency contracts during the year ended October
31, 2024 and no such contracts were outstanding as of October 31, 2024. Net realized and changes in unrealized gain or loss on such contracts were minimal during the year ended October 31, 2024, and are included in Net
Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions and Change in Unrealized
Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations, respectively, on the accompanying Statements of Operations.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the Advisor, serve as Sub-Advisors for the Funds and are paid by the Advisor pursuant to separate sub-advisory agreements.
For the year ended October 31, 2024, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Realized Gain
(Loss) from:
Futures (1)
International Value ETF ......................................................... $8,295
World ex US Core Equity 2 ETF ................................................... 3,291
Management
Fee
US Equity Market ETF ........................................................................................ 0.08%
US Small Cap ETF ............................................................................................ 0.25%
US Targeted Value ETF ...................................................................................... 0.27%
US Core Equity 2 ETF ........................................................................................ 0.16%
US Marketwide Value ETF ................................................................................... 0.20%
International Value ETF ....................................................................................... 0.25%
World ex US Core Equity 2 ETF ............................................................................. 0.25%

253
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor
has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US Equity
Market ETF, US Core Equity 2 ETF, US Marketwide Value ETF, and World ex US Core Equity 2 ETF as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2025, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the year ended October 31, 2024, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF
Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the
Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the year ended October 31, 2024 and recovered previously waived fees/assumed expenses during the year ended October 31, 2024 are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. As of October
31, 2024, the Funds did not have any previously waived fees/expenses assumed subject to future recovery.
(1) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets
(the “Expense Limitation Amount”).
(2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund
(excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).
(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Fund (including the expenses that the Fund bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Fund incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the year ended October 31, 2024, expenses reduced were as follows (amounts in thousands):
Expense
Limitation
Amount
Waived
Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
US Equity Market ETF (1) ........................................................... 0.22% $— $—
US Core Equity 2 ETF (2) ............................................................ 0.30% — —
US Marketwide Value ETF (2) ..................................................... 0.24% — —
World ex US Core Equity 2 ETF (3) ............................................ 0.39% — —
Fees Paid
Indirectly
US Equity Market ETF ............................................................................................. $ 14
US Small Cap ETF ................................................................................................. 28
US Targeted Value ETF ........................................................................................... 29
US Core Equity 2 ETF ............................................................................................. 15
US Marketwide Value ETF ........................................................................................ 11

254
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO) receive no compensation from the Trust. For the year ended October
31, 2024, the total related amount paid by the Trust to the CCO was $95 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.
E. Deferred Compensation
As of October 31, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above.
These reclassifications had no effect on net assets or net asset value per share.
US Equity Market ETF ................................................................................................. $ 19
US Small Cap ETF ..................................................................................................... 16
US Targeted Value ETF ............................................................................................... 22
US Core Equity 2 ETF ................................................................................................. 54
US Marketwide Value ETF ............................................................................................ 24
International Value ETF ................................................................................................ 14
World ex US Core Equity 2 ETF ...................................................................................... 15

255
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023 and
October 31, 2024, were as follows (amounts in thousands):
As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Equity Market ETF
2023 .................................................. $88,122 $– $88,122
2024 .................................................. 106,895 – 106,895
US Small Cap ETF
2023 .................................................. 60,543 – 60,543
2024 .................................................. 77,000 – 77,000
US Targeted Value ETF
2023 .................................................. 116,840 – 116,840
2024 .................................................. 133,325 – 133,325
US Core Equity 2 ETF
2023 .................................................. 270,652 – 270,652
2024 .................................................. 310,601 – 310,601
US Marketwide Value ETF
2023 .................................................. 155,053 – 155,053
2024 .................................................. 168,675 – 168,675
International Value ETF
2023 .................................................. 216,148 – 216,148
2024 .................................................. 274,065 – 274,065
World ex US Core Equity 2 ETF
2023 .................................................. 182,230 – 182,230
2024 .................................................. 182,501 – 182,501
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital
Gains Total
US Equity Market ETF ........................................ $768 $— $768
US Small Cap ETF ........................................... 8,837 — 8,837
US Targeted Value ETF ....................................... 15,181 — 15,181
US Core Equity 2 ETF ......................................... 35,810 — 35,810
US Marketwide Value ETF ..................................... 19,603 — 19,603
World ex US Core Equity 2 ETF ................................. 106 — 106
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Equity Market ETF .. $16,993 $— $(168,328) $6,151,850 $6,000,515

256
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and passive foreign investment company adjustments.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2024, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the year ended October 31, 2024, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes
sets forth a minimum threshold for financial statement
recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Small Cap ETF ..... $2,530 $— $(324,867) $2,163,273 $1,840,936
US Targeted Value ETF . 3,303 — (419,821) 2,345,153 1,928,635
US Core Equity 2 ETF ... 11,686 — (1,057,343) 12,761,893 11,716,236
US Marketwide Value ETF 7,752 — (309,212) 559,611 258,151
International Value ETF . 43,647 — (447,878) 1,357,524 953,293
World ex US Core Equity
2 ETF ................ 44,897 — (618,946) 1,819,781 1,245,732
Total
US Equity Market ETF .............................................................. $168,328
US Small Cap ETF ................................................................. 324,867
US Targeted Value ETF ............................................................. 419,821
US Core Equity 2 ETF ............................................................... 1,057,343
US Marketwide Value ETF ........................................................... 309,212
International Value ETF ............................................................. 447,878
World ex US Core Equity 2 ETF ....................................................... 618,946
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Equity Market ETF ................. $5,304,198 $6,187,511 $(35,667) $6,151,844
US Small Cap ETF .................... 7 , 489 , 87 2 2,568,064 (404, 891) 2,163,1 73
US Targeted Value ETF ................ 8,698,846 2,786,032 (440,879) 2,345,153
US Core Equity 2 ETF .................. 19,289,340 12,926,490 (164,597) 12,761,893
US Marketwide Value ETF .............. 7,314,402 4,277,881 (166,971) 4,110,910
International Value ETF ................ 6,629,662 1,631,254 (272,688) 1,358,566
World ex US Core Equity 2 ETF .......... 5,517,134 2,139,298 (296,193) 1,843,105

257
that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Securities Lending
As of October 31, 2024, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of
0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
Non-Cash
Collateral
Market
Value
US Equity Market ETF ........................................................................................... $ 18
US Small Cap ETF ............................................................................................... 155
US Targeted Value ETF ......................................................................................... 100
US Core Equity 2 ETF ........................................................................................... 355
US Marketwide Value ETF ...................................................................................... 423
International Value ETF .......................................................................................... 16,558
World ex US Core Equity 2 ETF ................................................................................ 163,871

258
H. Affiliated Trades
Cross trades for the year ended October 31, 2024, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
For the year ended October 31, 2024, cross trades by the Funds under Rule 17a-7 were as follows (amounts
in thousands):
For the year ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-
kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
Purchases Sales
Realized
Gain (Loss)
US Equity Market ETF ................................... $ 39,565 $ 27,110 $ (5,461)
US Small Cap ETF ...................................... 118,384 135,161 (71,836)
US Targeted Value ETF .................................. 281,585 222,035 (91,262)
US Core Equity 2 ETF .................................... 111,217 228,868 (103,215)
US Marketwide Value ETF ................................ 155,643 99,256 (38,740)
International Value ETF .................................. 120,679 94,615 (14,329)
World ex US Core Equity 2 ETF ............................ 54,173 62,619 (19,276)
Balance at
October 31,
2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
October 31,
2024
Shares as of
October 31,
2024
Dividend
Income
Capital Gains
Distributions
US Equity Market ETF
The DFA Short Term
Investment Fund $184,444 $1,541,694 $1,582,380 $— $— $143,758 12,429 $10,502 $—
Total $184,444 $1,541,694 $1,582,380 $— $— $143,758 $10,502 $—
US Small Cap ETF
The DFA Short Term
Investment Fund $490,602 $2,518,232 $2,208,877 $— $— $799,957 69,165 $38,935 $—
Total $490,602 $2,518,232 $2,208,877 $— $— $799,957 $38,935 $—
US Targeted Value
ETF
The DFA Short Term
Investment Fund $496,725 $2,812,140 $2,710,144 $— $— $598,721 51,766 $33,526 $—
Total $496,725 $2,812,140 $2,710,144 $— $— $598,721 $33,526 $—
US Core Equity 2 ETF
The DFA Short Term
Investment Fund $858,021 $4,879,933 $4,966,297 $— $— $771,657 66,718 $54,708 $—
Total $858,021 $4,879,933 $4,966,297 $— $— $771,657 $54,708 $—

259
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended October 31, 2024 were as follows (amounts in thousands):
In-kind transactions for the year ended October 31, 2024 were as follows (amounts in thousands):
There were no purchases or sales of U.S. government securities during the year ended October 31, 2024.
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a
Balance at
October 31,
2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
October 31,
2024
Shares as of
October 31,
2024
Dividend
Income
Capital Gains
Distributions
US Marketwide Value
ETF
The DFA Short Term
Investment Fund $213,490 $2,260,098 $2,263,670 $— $— $209,918 18,150 $13,880 $—
Total $213,490 $2,260,098 $2,263,670 $— $— $209,918 $13,880 $—
International Value
ETF
The DFA Short Term
Investment Fund $89,003 $2,228,007 $2,124,897 $— $— $192,113 16,610 $11,807 $—
Total $89,003 $2,228,007 $2,124,897 $— $— $192,113 $11,807 $—
World ex US Core
Equity 2 ETF
The DFA Short Term
Investment Fund $121,055 $1,040,830 $945,152 $— $— $216,733 18,739 $8,386 $—
Total $121,055 $1,040,830 $945,152 $— $— $216,733 $8,386 $—
Purchases Sales
US Equity Market ETF ..................................................................................................... $ 310,640 $ 181,339
US Small Cap ETF .......................................................................................................... 1,486,679 584,588
US Targeted Value ETF .................................................................................................. 2,153,145 883,446
US Core Equity 2 ETF ..................................................................................................... 1,621,867 1,154,811
US Marketwide Value ETF .............................................................................................. 1,442,253 458,498
International Value ETF ................................................................................................... 1,635,098 1,149,250
World ex US Core Equity 2 ETF ...................................................................................... 1,118,025 797,464
Purchases Sales
US Equity Market ETF .................................................... $ 2,172,763 $ 74,947
US Small Cap ETF ....................................................... 1,686,990 1,073,366
US Targeted Value ETF ................................................... 1,055,072 1,698,315
US Core Equity 2 ETF ..................................................... 4,951,802 1,842,477
US Marketwide Value ETF ................................................. 988,931 1,234,472
International Value ETF ................................................... 793, 442 –
World ex US Core Equity 2 ETF ............................................. 287,298 7,526

260
transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as Due from Custodian and securities related to in-kind redemptions are reflected as Securities Payable Related to In-Kind Transactions on the Statements
of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as Collateral for ETF
Capital Activity on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the International Funds may be inhibited.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through
December 27, 2023. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

261
For the year ended October 31, 2024, borrowings by the Funds under the line of credit were as follows (amounts
in thousands, except percentages and days):
* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024, that each Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the year ended October 31, 2024.
M. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
N. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding*
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Year
Outstanding
Borrowings as
of 10/31/2024
US Small Cap ETF ........ 6.08% $1,616 3 $1 $1,616 $—
US Targeted Value ETF 6.08% 11,999 6 12 14,872 —
US Marketwide Value
ETF ................................ 6.08% 4,204 2 1 7,951 —
World ex US Core
Equity 2 ETF .................. 6.08% 383 1 — 383 —

262
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dimensional ETF Trust and Shareholders of Dimensional U.S. Equity Market ETF, Dimensional
U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional US Marketwide
Value ETF, Dimensional International Value ETF and Dimensional World ex U.S. Core Equity 2 ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dimensional
U.S. Equity Market ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional U.S. Core Equity
2 ETF, Dimensional US Marketwide Value ETF, Dimensional International Value ETF and Dimensional World ex U.S. Core
Equity 2 ETF (seven of the funds constituting Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of
October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024, and each of the financial highlights for each of the five years in the period ended October 31,
2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024
We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.
PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, www.pwc.com/us

263
Tax Notice to Shareholders (Unaudited)
The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the period ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j)
interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in
Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the
Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.
(1) Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under
Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year
2024.
(2) Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under
Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year
2024.
(3) U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions)
for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.
(4) Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under
Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).
Dimensional ETF Trust
Net
Investment
Income
Distribution
Short-term
Capital
Gain
Distribution
Long-Term
Capital
Gain
Distribution
Return
of
Capital
Tax-Exempt
Interest
Total
Distributions
Qualifying
For
Corporate
Dividends
Received
Deduction(1)
Qualifying
Dividend
Income(2)
U.S.
Government
Interest(3)
Foreign
Tax
Credit(4)
Foreign
Source
Income(5)
Qualifying
Interest
Income(6)
Qualifying
Short-Term
Capital
Gain(7)
Dimensional U.S.
Equity Market ETF ............ 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional U.S. Small
Cap ETF ........................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional U.S. Targeted
Value ETF ......................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional U.S. Core
Equity 2 ETF ..................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Marketwide
Value ETF ......................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional International
Value ETF ......................... 100% 0% 0% 0% 0% 100% 0% 100% 0% 3% 100% 0% 0%
Dimensional World ex U.S.
Core Equity 2 ETF ............ 100% 0% 0% 0% 0% 100% 0% 88% 0% 5% 99% 0% 0%

264
(5) Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue
Code).
(6) Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal
Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.
(7) Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code.
The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

265
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

266
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

267
ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Directors/Trustees section of the Notes to Financial Statements above.

268
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY
CONTRACT
Not applicable

DFA-103124-017A

DIMENSIONAL ETF TRUST
Annual Financial Statements & Other Information
Period Ended: October 31, 2024
Dimensional Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF
Dimensional Global Core Plus Fixed Income ETF
Dimensional Global ex US Core Fixed Income ETF
Dimensional Global Credit ETF
Dimensional Ultrashort Fixed Income ETF
Dimensional National Municipal Bond ETF
Dimensional California Municipal Bond ETF

**Blank Page**

DIMENSIONAL ETF TRUST
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 196
Item 9 - Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 197
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 198
Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract . . . . . . . . . . . . . . . . 199
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
AGC Assured Guaranty Corporation
AGM Assured Guaranty Municipal Corporation
AUD Australian Dollars
BAM Build America Mutual
CNTY GTD County Guaranteed
CHF Swiss Franc
CAD Canadian Dollars
COP Certificate of Participation
EUR Euro
ETM Escrowed to Maturity
GBP British Pounds
JPY Japanese Yen
GO General Obligation
MTN Medium-Term Note
NOK Norwegian Krone
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF School Bond Qualification and Loan Program
SA Special Assessment
SCH BD GTY School Board Guarantee
SCSDE South Carolina State Department of Education
SD CRED PROG School District Credit Program
ST Special Tax
ST AID DIR DEP State Aid Direct Deposit
ST AID WITHHLDG State Aid Withholding
ST APPROP State Appropriations
ST INTERCEPT State Intercept
TA Tax Allocation
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USD United States Dollars
Investment Footnotes
† See Note B to Financial Statements.
¤ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
# Total or Partial Securities on Loan
§ Affiliated Fund
^ Denominated in USD, unless otherwise noted.
@ Security purchased with cash collateral received from Securities on Loan
(r) Rate disclosed is the seven-day yield as of October 31, 2024.

3
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE
Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)
Annualized for periods less than one year
(f)
Excludes impact of in-kind transactions
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of operations

4
Dimensional Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Face
Amount ^ Value†
(000)
AGENCY OBLIGATIONS
— (20.9%)
Federal Home Loan Banks
3.125%, 09/12/25 .. 195 $ 192,906
3.250%, 06/09/28 .. 265 257,126
3.250%, 11/16/28 .. 215 208,277
Federal Home Loan
Mortgage Corp.
5.000%, 11/15/38 .. 130 66,262
Federal National Mortgage
Association
0.625%, 04/22/25 .. 100 98,211
2.125%, 04/24/26 .. 227 220,355
7.125%, 01/15/30 .. 43 48,764
5.625%, 07/15/37 .. 60 65,892
2.500%, 11/01/54,
30YR TBA ....... 447,012 369,761,554
2.000%, 11/01/54,
30YR TBA ....... 465,467 368,874,680
3.000%, 11/01/54,
30YR TBA ....... 61,010 52,516,596
6.500%, 11/01/54,
30YR TBA ....... 241,282 246,254,006
6.000%, 11/01/54,
30YR TBA ....... 320,006 322,045,961
Government National
Mortgage Association
6.000%, 11/01/54,
30YR TBA ....... 151,940 153,044,528
TOTAL AGENCY
OBLIGATIONS ......... 1,513,655,118
BONDS — (40.9%)
AUSTRALIA — (2.4%)
ANZ New Zealand Int'l, Ltd.
Ω 3.450%, 01/21/28 .. 200 192,213
ASB Bank, Ltd.
Ω
# 2.375%, 10/22/31 .. 355 299,931
Australia & New Zealand
Banking Group, Ltd.
1.650%, 01/16/25,
MTN ............ AUD 7,000 4,557,469
4.050%, 05/12/25,
MTN ............ AUD 8,864 5,788,551
5.458%, 03/18/26 .. 15,275 15,306,053
5.350%, 11/04/27,
MTN ............ AUD 2,000 1,333,381
4.950%, 09/11/28,
MTN ............ AUD 6,500 4,281,080
Bank of New Zealand
Ω
# 2.000%, 02/21/25 .. 628 622,325
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
Ω 2.870%, 01/27/32 .. 322 $ 279,759
BHP Billiton Finance USA,
Ltd.
5.000%, 09/30/43 .. 5,211 5,003,647
Commonwealth Bank of
Australia
Ω 5.512%, 01/10/25 .. 850 850,821
Ω 5.659%, 03/14/25 .. 1,750 1,753,585
Ω 5.281%, 07/07/25 .. 2,418 2,421,281
Ω 5.559%, 09/12/25 .. 1,310 1,312,309
Ω 5.674%, 03/13/26 .. 7,300 7,341,756
Ω 5.439%, 06/15/26 .. 1,550 1,551,730
5.000%, 01/13/28,
MTN ............ AUD 2,100 1,383,916
Glencore Funding LLC
Ω 1.625%, 09/01/25 .. 127 123,597
Ω
# 4.875%, 03/12/29 .. 705 703,971
4.875%, 03/12/29 .. 46 45,933
Ω 2.500%, 09/01/30 .. 874 762,979
2.500%, 09/01/30 .. 490 427,757
Ω 2.850%, 04/27/31 .. 3,751 3,272,773
Ω 2.625%, 09/23/31 .. 680 582,179
Ω 5.700%, 05/08/33 .. 5,733 5,881,169
Ω 6.500%, 10/06/33 .. 3,962 4,257,910
Macquarie Bank, Ltd.
Ω
# 2.300%, 01/22/25 .. 212 210,719
Ω 5.804%, 07/02/27 .. 10,555 10,625,210
Macquarie Group, Ltd.
Ω 6.207%, 11/22/24 .. 3,425 3,427,156
National Australia Bank, Ltd.
Ω 1.388%, 01/12/25 .. 1,218 1,209,541
1.650%, 01/21/25,
MTN ............ AUD 10,000 6,508,232
2.350%, 02/25/25,
MTN ............ AUD 4,300 2,796,422
3.900%, 05/30/25,
MTN ............ AUD 9,961 6,496,129
Ω 5.600%, 12/10/25 .. 10,044 10,083,500
Ω 5.554%, 06/11/27 .. 10,726 10,749,737
4.950%, 11/25/27,
MTN ............ AUD 10,000 6,593,351
Northern Star Resources,
Ltd.
Ω 6.125%, 04/11/33 .. 2,000 2,074,278
Westpac Banking Corp.
5.365%, 11/18/24 .. 1,065 1,065,288
1.019%, 11/18/24 .. 270 269,497
# 2.350%, 02/19/25 .. 150 148,910
2.700%, 03/17/25,
MTN ............ AUD 13,500 8,781,058
6.024%, 08/26/25 .. 50 50,294

5
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
3.735%, 08/26/25 .. 2,000 $ 1,986,459
5.785%, 11/17/25 .. 200 200,810
5.305%, 04/16/26 .. 27,740 27,784,107
5.512%, 06/03/26 .. 500 500,850
Westpac Securities NZ, Ltd.
0.427%, 12/14/26,
MTN ............ EUR 5,000 5,157,907
TOTAL AUSTRALIA ..... 177,057,530
BELGIUM — (0.1%)
Anheuser-Busch InBev SA
4.000%, 09/24/25,
MTN ............ GBP 1,000 1,274,517
Anheuser-Busch InBev
Worldwide, Inc.
4.375%, 04/15/38 .. 4,193 3,863,977
5.450%, 01/23/39 .. 53 53,904
4.950%, 01/15/42 .. 1,706 1,626,957
TOTAL BELGIUM ...... 6,819,355
CANADA — (2.7%)
Alimentation Couche-Tard,
Inc.
Ω 2.950%, 01/25/30 .. 99 89,531
Bank of Montreal
5.200%, 12/12/24 .. 635 635,119
5.347%, 01/10/25 .. 300 300,165
1.500%, 01/10/25,
MTN ............ 158 156,989
1.850%, 05/01/25,
MTN ............ 51 50,254
5.833%, 09/25/25 .. 750 753,869
5.745%, 06/04/27 .. 13,250 13,255,494
Bank of Nova Scotia (The)
5.250%, 12/06/24 .. 992 992,210
1.450%, 01/10/25 .. 500 496,522
2.200%, 02/03/25 .. 4,400 4,369,059
3.450%, 04/11/25 .. 900 894,641
1.250%, 12/17/25,
MTN ............ GBP 840 1,034,521
5.538%, 03/02/26 .. 1,565 1,565,996
5.529%, 09/15/26 .. 500 499,467
5.765%, 06/04/27 .. 13,711 13,738,714
5.250%, 06/12/28 .. 101 102,831
4.850%, 02/01/30 .. 2,430 2,425,489
5.650%, 02/01/34 .. 750 776,226
Barrick North America
Finance LLC
5.700%, 05/30/41 .. 3,398 3,443,309
Brookfield Corp.
4.000%, 01/15/25 .. 155 154,634
Brookfield Finance, Inc.
4.850%, 03/29/29 .. 133 132,979
2.724%, 04/15/31 .. 5 4,369
6.350%, 01/05/34 .. 4,200 4,496,191
Face
Amount^ Value†
(000)
CANADA — (Continued)
Canadian Imperial Bank of
Commerce
2.250%, 01/28/25 .. 1,150 $ 1,142,454
3.300%, 04/07/25 .. 104 103,345
5.821%, 04/07/25 .. 500 501,519
5.144%, 04/28/25 .. 950 951,807
1.625%, 09/25/25,
MTN ............ GBP 1,000 1,248,242
1.875%, 01/27/26,
MTN ............ GBP 3,000 3,713,571
6.104%, 10/02/26 .. 600 606,513
5.823%, 06/28/27 .. 1,665 1,671,960
5.001%, 04/28/28 .. 177 178,255
5.986%, 10/03/28 .. 160 167,087
# 3.600%, 04/07/32 .. 569 520,047
6.092%, 10/03/33 .. 14,302 15,224,815
Canadian Natural
Resources, Ltd.
3.900%, 02/01/25 .. 664 661,861
2.950%, 07/15/30 .. 375 335,430
7.200%, 01/15/32 .. 466 518,979
6.450%, 06/30/33 .. 4,787 5,096,278
5.850%, 02/01/35 .. 143 144,921
6.500%, 02/15/37 .. 419 441,569
6.250%, 03/15/38 .. 4,138 4,301,598
Canadian Pacific Railway
Co.
7.125%, 10/15/31 .. 34 38,313
Cenovus Energy, Inc.
6.750%, 11/15/39 .. 6,610 7,206,154
CPPIB Capital, Inc.
4.400%, 01/15/29,
MTN ............ AUD 16,000 10,382,310
Emera US Finance, LP
2.639%, 06/15/31 .. 734 624,191
Enbridge Energy Partners,
LP
7.500%, 04/15/38 .. 536 620,804
5.500%, 09/15/40 .. 2,558 2,486,984
Enbridge, Inc.
2.500%, 01/15/25 .. 515 512,249
5.700%, 03/08/33 .. 170 174,329
Fairfax Financial Holdings,
Ltd.
4.850%, 04/17/28 .. 3,303 3,287,579
4.625%, 04/29/30 .. 1,100 1,076,126
3.375%, 03/03/31 .. 2,220 1,991,758
5.625%, 08/16/32 .. 971 984,070
6.000%, 12/07/33 .. 5,650 5,800,153
Kinross Gold Corp.
4.500%, 07/15/27 .. 51 50,453
6.250%, 07/15/33 .. 4,822 5,118,281
Liberty Utilities Co.
Ω 5.869%, 01/31/34 .. 50 50,665

6
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
CANADA — (Continued)
Province of Alberta Canada
1.875%, 11/13/24 .. 650 $ 649,325
Province of British Columbia
Canada
4.250%, 11/27/24,
MTN ............ AUD 750 491,117
Rogers Communications,
Inc.
3.625%, 12/15/25 .. 139 137,105
7.500%, 08/15/38 .. 669 777,601
4.500%, 03/15/43 .. 1,420 1,212,304
Royal Bank of Canada
2.250%, 11/01/24 .. 1,721 1,721,000
5.723%, 04/14/25 .. 100 100,287
5.457%, 04/27/26 .. 986 988,492
5.965%, 07/20/26 .. 6,000 6,066,974
5.835%, 01/19/27 .. 4,296 4,324,538
5.595%, 01/21/27 .. 10,629 10,654,886
5.150%, 02/01/34 .. 1,600 1,609,671
Spectra Energy Partners, LP
5.950%, 09/25/43 .. 357 358,817
Suncor Energy, Inc.
7.150%, 02/01/32 .. 7,137 7,922,064
6.800%, 05/15/38 .. 3,506 3,822,846
6.850%, 06/01/39 .. 1,332 1,463,350
TC PipeLines, LP
4.375%, 03/13/25 .. 1,067 1,063,015
Toronto-Dominion Bank
(The)
1.250%, 12/13/24 .. 700 696,863
0.750%, 01/06/26,
MTN ............ 51 48,656
5.965%, 07/17/26 .. 2,612 2,632,888
0.500%, 01/18/27,
MTN ............ EUR 11,000 11,328,456
5.610%, 04/05/27 .. 3,818 3,821,605
3.200%, 03/10/32 .. 1,288 1,140,907
4.456%, 06/08/32 .. 3,041 2,919,889
TransCanada PipeLines, Ltd.
4.625%, 03/01/34 .. 2,391 2,260,090
6.200%, 10/15/37 .. 406 426,613
7.625%, 01/15/39 .. 1,390 1,640,550
6.100%, 06/01/40 .. 344 356,970
TOTAL CANADA ....... 198,940,128
FINLAND — (0.1%)
Nordea Bank Abp
Ω 5.632%, 03/19/27 .. 4,450 4,468,606
Ω 5.970%, 09/10/29 .. 485 487,695
OP Corporate Bank PLC
0.250%, 03/24/26,
MTN ............ EUR 2,000 2,091,338
TOTAL FINLAND ....... 7,047,639
Face
Amount^ Value†
(000)
FRANCE — (0.9%)
Arval Service Lease SA
0.875%, 02/17/25,
MTN ............ EUR 3,500 $ 3,774,499
Banque Federative du Credit
Mutuel SA
Ω 2.375%, 11/21/24 .. 3,941 3,935,157
Ω 5.300%, 02/04/25 .. 500 500,240
Ω
# 0.998%, 02/04/25 .. 3,596 3,558,819
0.010%, 03/07/25,
MTN ............ EUR 1,000 1,074,182
5.000%, 01/19/26,
MTN ............ GBP 2,000 2,566,357
Ω 6.284%, 07/13/26 .. 500 506,012
0.625%, 11/19/27,
MTN ............ EUR 2,000 2,010,978
Ω 6.139%, 02/16/28 .. 878 881,977
Banque Stellantis France
SACA
3.050%, 01/22/25,
MTN ............ EUR 10,200 10,997,498
BNP Paribas SA
Ω 3.375%, 01/09/25 .. 4,664 4,648,122
1.250%, 03/19/25,
MTN ............ EUR 600 646,544
3.375%, 01/23/26,
MTN ............ GBP 3,000 3,775,136
Ω 4.400%, 08/14/28 .. 865 846,651
BPCE SA
Ω 2.375%, 01/14/25 .. 6,249 6,216,132
2.375%, 01/14/25 .. 262 260,622
Ω
# 1.625%, 01/14/25 .. 3,116 3,094,411
Ω 5.846%, 09/25/25 .. 1,520 1,527,569
Ω 4.750%, 07/19/27 .. 422 421,602
3.250%, 01/11/28,
MTN ............ 51 48,369
Ω 5.125%, 01/18/28 .. 1,530 1,535,471
Ω 2.700%, 10/01/29 .. 1,070 965,444
Credit Agricole SA
Ω 5.804%, 03/11/27 .. 3,535 3,550,801
1.375%, 05/03/27,
MTN ............ EUR 100 104,710
Ω 5.514%, 07/05/33 .. 1,945 2,002,580
Orange SA
5.375%, 01/13/42 .. 60 59,043
Societe Generale SA
2.625%, 01/22/25,
MTN ............ 441 438,400
Ω 2.625%, 01/22/25 .. 2,841 2,824,248
Ω 3.000%, 01/22/30 .. 2,250 2,007,261
TotalEnergies Capital
International SA
2.434%, 01/10/25 .. 149 148,269
2.986%, 06/29/41 .. 255 189,426
TOTAL FRANCE ....... 65,116,530

7
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
GERMANY — (1.3%)
Bayer US Finance II LLC
Ω 5.500%, 08/15/25 .. 250 $ 249,599
Ω 4.375%, 12/15/28 .. 458 442,721
Ω 4.625%, 06/25/38 .. 10,635 9,191,098
Ω 4.650%, 11/15/43 .. 250 198,283
Ω 4.400%, 07/15/44 .. 1,030 798,559
Bayer US Finance LLC
Ω 6.500%, 11/21/33 .. 6,956 7,301,769
BMW US Capital LLC
Ω 5.723%, 08/11/25 .. 918 919,820
Ω 5.434%, 04/02/26 .. 6,892 6,894,035
Ω 5.897%, 08/13/26 .. 300 301,548
Ω 2.550%, 04/01/31 .. 50 43,489
Ω 3.700%, 04/01/32 .. 60 55,082
Ω
# 5.150%, 04/02/34 .. 5,500 5,497,034
Daimler Truck Finance North
America LLC
Ω 1.625%, 12/13/24 .. 4,210 4,192,377
Ω 5.200%, 01/17/25 .. 250 250,134
Ω 3.500%, 04/07/25 .. 1,223 1,215,782
Ω 3.650%, 04/07/27 .. 48 46,690
Ω 5.846%, 09/25/27 .. 5,067 5,077,938
Ω 5.500%, 09/20/33 .. 2,942 2,997,522
Daimler Truck International
Finance BV
1.250%, 04/06/25,
MTN ............ EUR 3,500 3,767,712
Deutsche Bank AG
5.371%, 09/09/27 .. 40 40,814
E.ON International Finance
BV
Ω 6.650%, 04/30/38 .. 4,281 4,671,934
EMD Finance LLC
Ω 3.250%, 03/19/25 .. 1,447 1,437,417
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 02/16/31 .. 1,890 1,551,892
Kreditanstalt fuer
Wiederaufbau
1.375%, 12/09/24,
MTN ............ GBP 4,200 5,380,840
Landeskreditbank Baden-
Wuerttemberg Foerderbank
4.250%, 08/07/25,
MTN ............ AUD 1,205 786,204
Landwirtschaftliche
Rentenbank
2.000%, 01/13/25 .. 100 99,470
Mercedes-Benz Finance
North America LLC
Ω 5.500%, 11/27/24 .. 715 715,134
Ω 5.458%, 08/01/25 .. 790 791,514
Ω 3.500%, 08/03/25 .. 478 473,129
Ω 5.551%, 01/09/26 .. 200 200,641
Ω 5.050%, 08/03/33 .. 7,000 6,963,745
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Ω 5.125%, 08/01/34 .. 400 $ 395,665
Siemens
Financieringsmaatschappij
NV
2.875%, 03/11/41 .. 4,000 2,975,979
Ω 2.875%, 03/11/41 .. 8,377 6,232,444
T-Mobile USA, Inc.
5.050%, 07/15/33 .. 500 497,838
4.375%, 04/15/40 .. 125 110,595
3.000%, 02/15/41 .. 946 694,969
Volkswagen Financial
Services NV
4.250%, 10/09/25,
MTN ............ GBP 300 381,013
Volkswagen Financial
Services Overseas AG
3.860%, 02/12/25,
MTN ............ EUR 1,100 1,183,245
Volkswagen Group of
America Finance LLC
Ω 3.350%, 05/13/25 .. 522 517,868
Ω 3.950%, 06/06/25 .. 347 344,875
Ω 5.650%, 09/12/28 .. 50 50,528
Ω 3.750%, 05/13/30 .. 340 314,319
Ω 5.900%, 09/12/33 .. 5,402 5,475,676
TOTAL GERMANY ..... 91,728,940
IRELAND — (0.2%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
6.500%, 07/15/25 .. 2,840 2,865,210
4.450%, 10/01/25 .. 155 154,564
1.750%, 01/30/26 .. 57 54,809
4.450%, 04/03/26 .. 47 46,656
2.450%, 10/29/26 .. 51 48,680
4.625%, 10/15/27 .. 3,072 3,049,921
3.000%, 10/29/28 .. 2,386 2,214,857
3.300%, 01/30/32 .. 2,550 2,242,081
3.400%, 10/29/33 .. 1,960 1,680,596
3.850%, 10/29/41 .. 4,554 3,647,919
TOTAL IRELAND ....... 16,005,293
ITALY — (0.5%)
Enel Finance International
NV
Ω 7.050%, 10/14/25 .. 161 164,150
Ω 3.500%, 04/06/28 .. 1,842 1,760,624
Ω 7.500%, 10/14/32 .. 6,519 7,418,710
Ω 5.500%, 06/26/34 .. 665 670,951
Ω 6.800%, 09/15/37 .. 1,946 2,117,268
Ω 6.000%, 10/07/39 .. 6,906 7,060,843
6.000%, 10/07/39 .. 625 639,013
Eni SpA
Ω 4.750%, 09/12/28 .. 839 837,315
Ω 4.250%, 05/09/29 .. 304 297,464
Ω 5.700%, 10/01/40 .. 2,795 2,690,197

8
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
ITALY — (Continued)
Intesa Sanpaolo SpA
Ω 7.000%, 11/21/25 .. 1,463 $ 1,491,955
Ω 3.875%, 07/14/27 .. 1,746 1,689,785
Ω 4.000%, 09/23/29 .. 2,707 2,552,562
Ω 6.625%, 06/20/33 .. 3,308 3,510,211
Ω 7.200%, 11/28/33 .. 400 441,234
TOTAL ITALY ......... 33,342,282
JAPAN — (2.4%)
7-Eleven, Inc.
0.950%, 02/10/26 .. 50 47,562
Ω 1.300%, 02/10/28 .. 412 366,570
1.300%, 02/10/28 .. 189 168,160
Ω 1.800%, 02/10/31 .. 3,494 2,862,585
Ω 2.500%, 02/10/41 .. 7,878 5,232,035
Aircastle, Ltd.
Ω 5.250%, 08/11/25 .. 331 330,754
Ω 5.950%, 02/15/29 .. 240 245,348
American Honda Finance
Corp.
1.500%, 01/13/25 .. 238 236,409
5.653%, 02/12/25 .. 3,397 3,397,317
5.666%, 04/23/25 .. 1,650 1,654,165
5.374%, 06/13/25 .. 2,400 2,400,759
5.680%, 08/14/25 .. 750 751,708
5.673%, 10/03/25 .. 750 753,155
5.382%, 10/10/25 .. 1,000 1,001,152
5.592%, 01/09/26 .. 1,250 1,252,806
5.802%, 01/12/26 .. 570 572,894
5.678%, 10/05/26 .. 1,442 1,444,929
5.592%, 07/09/27 .. 5,718 5,733,027
3.500%, 02/15/28 .. 46 44,492
Development Bank of Japan,
Inc.
4.500%, 06/06/25,
MTN ............ GBP 2,750 3,522,561
Japan Government Five Year
Bond
0.200%, 12/20/27 .. JPY 700,000 4,559,823
0.400%, 09/20/28 .. JPY 3,000,000 19,617,922
Japan Government Ten Year
Bond
0.100%, 12/20/28 .. JPY 3,000,000 19,362,678
JT International Financial
Services BV
Ω 6.875%, 10/24/32 .. 10,113 11,173,458
Mitsubishi UFJ Financial
Group, Inc.
2.193%, 02/25/25 .. 8,280 8,210,961
3.777%, 03/02/25 .. 50 49,823
3.850%, 03/01/26 .. 37 36,624
2.757%, 09/13/26 .. 266 257,253
3.195%, 07/18/29 .. 741 691,057
2.559%, 02/25/30 .. 244 217,688
2.048%, 07/17/30 .. 736 633,051
Face
Amount^ Value†
(000)
JAPAN — (Continued)
# 4.286%, 07/26/38 .. 52 $ 48,258
4.153%, 03/07/39 .. 45 40,996
3.751%, 07/18/39 .. 542 465,831
Mizuho Financial Group, Inc.
Ω
# 3.477%, 04/12/26 .. 4,127 4,056,057
2.839%, 09/13/26 .. 51 49,447
3.663%, 02/28/27 .. 45 43,915
1.631%, 04/08/27,
MTN ............ EUR 2,000 2,098,086
3.170%, 09/11/27 .. 39 37,430
Nomura Holdings, Inc.
2.648%, 01/16/25 .. 4,996 4,969,503
5.099%, 07/03/25 .. 620 619,866
6.133%, 07/02/27 .. 2,750 2,771,072
6.070%, 07/12/28 .. 200 206,859
2.172%, 07/14/28 .. 2,160 1,946,062
2.710%, 01/22/29 .. 51 46,431
5.605%, 07/06/29 .. 600 612,651
3.103%, 01/16/30 .. 2,045 1,852,749
2.679%, 07/16/30 .. 1,941 1,698,977
2.608%, 07/14/31 .. 1,311 1,114,400
2.999%, 01/22/32 .. 466 400,855
6.087%, 07/12/33 .. 200 210,437
NTT Finance Corp.
Ω 1.162%, 04/03/26 .. 51 48,566
ORIX Corp.
3.250%, 12/04/24 .. 4,796 4,787,630
# 5.000%, 09/13/27 .. 142 143,303
4.000%, 04/13/32 .. 2,657 2,468,789
5.200%, 09/13/32 .. 2,646 2,654,324
Protective Life Corp.
Ω 4.300%, 09/30/28 .. 372 363,211
Ω 3.400%, 01/15/30 .. 1,225 1,126,887
Sumitomo Mitsui Financial
Group, Inc.
2.348%, 01/15/25 .. 2,011 2,000,352
0.948%, 01/12/26 .. 51 48,751
6.312%, 01/13/26 .. 250 253,088
1.402%, 09/17/26 .. 51 48,063
3.010%, 10/19/26 .. 51 49,452
2.174%, 01/14/27 .. 51 48,323
3.352%, 10/18/27 .. 68 65,567
3.544%, 01/17/28 .. 51 49,143
# 3.944%, 07/19/28 .. 212 206,553
1.902%, 09/17/28 .. 976 876,321
# 4.306%, 10/16/28 .. 51 50,430
2.472%, 01/14/29 .. 935 852,952
6.051%, 07/09/29 .. 1,915 1,933,671
3.040%, 07/16/29 .. 2,006 1,851,907
2.750%, 01/15/30 .. 518 466,005
2.130%, 07/08/30 .. 1,408 1,213,149
5.766%, 01/13/33 .. 2,485 2,592,790
5.776%, 07/13/33 .. 750 785,316
# 5.808%, 09/14/33 .. 3,221 3,389,135

9
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
JAPAN — (Continued)
Sumitomo Mitsui Trust Bank,
Ltd.
Ω 2.550%, 03/10/25 .. 2,261 $ 2,242,252
Ω 1.050%, 09/12/25 .. 1,021 989,400
Ω 4.800%, 09/15/25 .. 850 850,628
Takeda Pharmaceutical Co.,
Ltd.
3.025%, 07/09/40 .. 305 228,392
Toyota Finance Australia,
Ltd.
0.064%, 01/13/25,
MTN ............ EUR 1,000 1,078,970
Toyota Motor Credit Corp.
4.800%, 01/10/25 .. 1,000 999,984
5.530%, 01/05/26 .. 200 200,701
5.524%, 05/15/26 .. 2,297 2,297,275
5.880%, 08/07/26 .. 1,710 1,719,497
5.542%, 03/19/27 .. 6,950 6,965,476
Toyota Motor Finance
Netherlands BV
0.750%, 12/19/25,
MTN ............ GBP 4,000 4,908,282
TOTAL JAPAN ......... 170,973,143
LUXEMBOURG — (0.3%)
ArcelorMittal SA
4.550%, 03/11/26 .. 24 23,898
6.550%, 11/29/27 .. 2,369 2,464,781
# 4.250%, 07/16/29 .. 1,123 1,095,363
# 6.800%, 11/29/32 .. 19,044 20,647,824
TOTAL LUXEMBOURG .. 24,231,866
NETHERLANDS — (0.3%)
ABN AMRO Bank NV
1.375%, 01/16/25,
MTN ............ GBP 500 637,673
BNG Bank NV
1.625%, 08/26/25,
MTN ............ GBP 1,384 1,734,447
1.900%, 11/26/25,
MTN ............ AUD 533 339,245
Cooperatieve Rabobank UA
1.375%, 01/10/25 .. 1,885 1,872,265
5.000%, 01/13/25 .. 910 909,926
5.628%, 08/28/26 .. 1,170 1,171,977
5.780%, 10/05/26 .. 750 754,733
5.250%, 05/24/41 .. 100 100,904
Heineken NV
Ω 4.000%, 10/01/42 .. 1,100 926,751
ING Groep NV
1.125%, 02/14/25,
MTN ............ EUR 7,200 7,775,625
Ω 4.625%, 01/06/26 .. 101 100,803
3.000%, 02/18/26,
MTN ............ GBP 1,000 1,251,570
4.550%, 10/02/28 .. 51 50,410
Face
Amount^ Value†
(000)
NETHERLANDS — (Continued)
4.050%, 04/09/29 .. 52 $ 50,321
Koninklijke KPN NV
# 8.375%, 10/01/30 .. 420 492,363
Nederlandse
Waterschapsbank NV
2.000%, 12/16/24,
MTN ............ GBP 5,000 6,405,646
Ω 1.750%, 01/15/25 .. 484 481,135
TOTAL NETHERLANDS . 25,055,794
NEW ZEALAND — (0.1%)
New Zealand Local
Government Funding Agency
Bond
4.700%, 08/01/28,
MTN ............ AUD 9,000 5,900,650
TOTAL NEW ZEALAND .. 5,900,650
NORWAY — (0.2%)
Aker BP ASA
Ω 3.750%, 01/15/30 .. 286 266,756
Ω 6.000%, 06/13/33 .. 3,973 4,058,394
Equinor ASA
3.250%, 11/10/24 .. 1,070 1,069,167
2.875%, 04/06/25 .. 943 935,288
2.375%, 05/22/30 .. 271 242,060
3.625%, 04/06/40 .. 1,035 855,265
5.100%, 08/17/40 .. 285 281,470
4.250%, 11/23/41 .. 446 396,744
3.950%, 05/15/43 .. 2,813 2,374,875
4.800%, 11/08/43 .. 100 94,592
Kommunalbanken AS
1.000%, 12/12/24,
MTN ............ GBP 340 435,301
TOTAL NORWAY ...... 11,009,912
SINGAPORE — (0.0%)
Temasek Financial I, Ltd.
2.375%, 08/02/41,
MTN ............ 185 137,168
TOTAL SINGAPORE .... 137,168
SPAIN — (0.5%)
Avangrid, Inc.
# 3.150%, 12/01/24 .. 430 429,066
Banco Bilbao Vizcaya
Argentaria SA
# 1.125%, 09/18/25 .. 1,000 969,112
1.750%, 11/26/25,
MTN ............ EUR 2,300 2,468,926
Banco Santander SA
3.496%, 03/24/25 .. 1,000 995,076
2.746%, 05/28/25 .. 200 197,477
1.849%, 03/25/26 .. 200 191,698
4.379%, 04/12/28 .. 200 195,955
3.306%, 06/27/29 .. 202 188,713
3.490%, 05/28/30 .. 1,000 917,189

10
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
SPAIN — (Continued)
6.938%, 11/07/33 .. 2,600 $ 2,895,452
Iberdrola International BV
6.750%, 07/15/36 .. 50 56,205
New York State Electric &
Gas Corp.
Ω 5.850%, 08/15/33 .. 528 545,768
Santander Holdings USA,
Inc.
3.450%, 06/02/25 .. 4,232 4,187,097
4.500%, 07/17/25 .. 680 676,971
3.244%, 10/05/26 .. 1,850 1,787,189
4.400%, 07/13/27 .. 54 53,247
Telefonica Emisiones SA
7.045%, 06/20/36 .. 10,427 11,641,766
Telefonica Europe BV
8.250%, 09/15/30 .. 4,516 5,197,179
TOTAL SPAIN ......... 33,594,086
SUPRANATIONAL — (0.4%)
African Development Bank
0.875%, 12/16/24 .. GBP 2,750 3,518,729
4.000%, 01/10/25,
MTN ............ AUD 9,178 6,003,404
3.350%, 08/08/28,
MTN ............ AUD 650 407,834
Asian Development Bank
2.000%, 01/22/25 .. 1,880 1,868,651
0.625%, 04/29/25 .. 61 59,824
Asian Infrastructure
Investment Bank (The)
0.500%, 05/28/25 .. 125 122,168
European Bank for
Reconstruction &
Development
# 0.500%, 05/19/25 .. 125 122,264
5.404%, 02/20/28 .. 1,090 1,090,887
5.369%, 02/16/29 .. 2,375 2,370,399
European Investment Bank
1.625%, 03/14/25 .. 194 191,917
Inter-American Development
Bank
1.375%, 12/15/24 .. GBP 2,500 3,201,075
2.125%, 01/15/25 .. 1,788 1,778,497
5.234%, 10/04/27 .. 750 750,395
5.233%, 10/05/28 .. 1,010 1,010,394
3.850%, 01/24/29,
MTN ............ AUD 800 510,422
5.403%, 02/15/29 .. 100 99,854
5.258%, 08/01/29 .. 248 248,230
Inter-American Investment
Corp.
2.300%, 02/17/27,
MTN ............ AUD 650 401,571
Face
Amount^ Value†
(000)
SUPRANATIONAL
— (Continued)
International Bank
for Reconstruction &
Development
1.625%, 01/15/25 .. 625 $ 621,104
2.125%, 03/03/25 .. 111 110,073
5.234%, 09/18/25 .. 50 50,063
5.252%, 01/12/27 .. 780 781,948
5.204%, 06/15/27 .. 231 231,231
5.510%, 08/19/27 .. 1,000 1,004,730
5.403%, 05/15/28 .. 350 350,054
5.354%, 11/22/28 .. 809 806,640
International Finance Corp.
5.214%, 03/16/26 .. 376 376,237
5.339%, 08/28/28,
MTN ............ 300 299,956
TOTAL SUPRANATIONAL 28,388,551
SWEDEN — (0.3%)
Skandinaviska Enskilda
Banken AB
Ω 5.916%, 06/09/25 .. 2,710 2,720,883
4.000%, 11/09/26 .. EUR 500 552,546
Ω 5.857%, 03/05/27 .. 1,917 1,929,460
Svenska Handelsbanken AB
Ω 3.650%, 06/10/25 .. 500 497,258
Ω 6.169%, 06/15/26 .. 2,000 2,027,214
Ω 5.668%, 05/28/27 .. 2,000 2,007,260
5.000%, 03/02/28,
MTN ............ AUD 2,000 1,312,212
Ω 5.500%, 06/15/28 .. 50 50,917
Swedbank AB
3.750%, 11/14/25,
MTN ............ EUR 7,580 8,309,609
Volvo Treasury AB
4.750%, 06/15/26,
MTN ............ GBP 1,400 1,792,689
TOTAL SWEDEN ....... 21,200,048
SWITZERLAND — (0.1%)
Novartis Capital Corp.
4.400%, 05/06/44 .. 400 362,899
UBS AG
Ω 1.375%, 01/13/25 .. 2,202 2,186,426
5.864%, 09/11/25 .. 2,000 2,011,220
1.250%, 06/01/26 .. 916 869,903
UBS Group AG
3.750%, 03/26/25 .. 300 298,739
Ω 4.125%, 09/24/25 .. 387 385,247
Ω 4.125%, 04/15/26 .. 2,934 2,902,545
TOTAL SWITZERLAND .. 9,016,979
UNITED KINGDOM — (1.5%)
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26 .. 55 51,795
Ω 2.450%, 08/12/31 .. 590 490,556

11
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED KINGDOM
— (Continued)
Ω 5.500%, 08/11/32 .. 5,947 $ 5,928,948
Ω 5.550%, 05/30/33 .. 1,315 1,309,669
Ω 5.950%, 10/15/33 .. 2,499 2,555,756
Ω 5.800%, 04/15/34 .. 4,720 4,782,746
AstraZeneca PLC
6.450%, 09/15/37 .. 288 322,839
Barclays PLC
3.650%, 03/16/25 .. 5,392 5,364,056
4.375%, 01/12/26 .. 1,703 1,692,518
BAT Capital Corp.
2.259%, 03/25/28 .. 1,649 1,512,975
3.462%, 09/06/29 .. 2,189 2,046,385
4.906%, 04/02/30 .. 1,549 1,532,866
6.343%, 08/02/30 .. 1,167 1,231,481
2.726%, 03/25/31 .. 1,560 1,358,352
4.742%, 03/16/32 .. 2,101 2,039,366
7.750%, 10/19/32 .. 4,539 5,214,308
6.421%, 08/02/33 .. 3,572 3,802,659
4.390%, 08/15/37 .. 13,804 12,032,170
3.734%, 09/25/40 .. 223 170,711
7.079%, 08/02/43 .. 1,285 1,404,184
BAT International Finance
PLC
4.448%, 03/16/28 .. 515 507,936
British Telecommunications
PLC
5.125%, 12/04/28 .. 802 809,361
Ω 3.250%, 11/08/29 .. 488 452,153
CK Hutchison International
23, Ltd.
Ω
# 4.875%, 04/21/33 .. 15,000 14,757,905
Diageo Capital PLC
5.500%, 01/24/33 .. 49 50,595
HSBC Holdings PLC
# 6.100%, 01/14/42 .. 1,127 1,240,073
HSBC USA, Inc.
5.945%, 03/04/27 .. 10,060 10,112,571
Imperial Brands Finance PLC
Ω 5.875%, 07/01/34 .. 3,936 3,971,033
Lloyds Bank PLC
3.500%, 05/14/25 .. 320 317,886
Lloyds Banking Group PLC
4.450%, 05/08/25 .. 884 882,063
4.375%, 03/22/28 .. 2,433 2,388,216
LSEGA Financing PLC
Ω 3.200%, 04/06/41 .. 9,452 7,139,522
NatWest Group PLC
4.800%, 04/05/26 .. 39 38,992
NatWest Markets PLC
Ω 3.479%, 03/22/25 .. 960 953,466
Ω 5.965%, 05/17/27 .. 1,650 1,653,676
Ω
# 6.205%, 05/17/29 .. 5,916 5,954,026
Face
Amount^ Value†
(000)
UNITED KINGDOM
— (Continued)
Reynolds American, Inc.
7.250%, 06/15/37 .. 920 $ 1,024,554
7.000%, 08/04/41 .. 407 433,033
# 6.150%, 09/15/43 .. 766 765,543
Smith & Nephew PLC
2.032%, 10/14/30 .. 675 570,158
Vodafone Group PLC
7.875%, 02/15/30 .. 97 110,968
6.150%, 02/27/37 .. 834 888,671
TOTAL UNITED
KINGDOM ............ 109,866,741
UNITED STATES — (26.6%)
3M Co.
2.000%, 02/14/25 .. 4,433 4,392,573
2.650%, 04/15/25 .. 4,710 4,663,170
2.375%, 08/26/29 .. 12 10,789
# 3.050%, 04/15/30 .. 4,176 3,849,620
# 5.700%, 03/15/37,
MTN ............ 300 318,106
Abbott Laboratories
4.750%, 11/30/36 .. 81 79,648
4.750%, 04/15/43 .. 1,951 1,879,739
AbbVie, Inc.
2.600%, 11/21/24 .. 400 399,475
4.400%, 11/06/42 .. 723 646,430
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 .. 236 202,089
AES Corp. (The)
Ω 3.300%, 07/15/25 .. 1,769 1,744,532
1.375%, 01/15/26 .. 538 515,231
Ω
# 3.950%, 07/15/30 .. 406 376,843
2.450%, 01/15/31 .. 1,891 1,590,546
Aetna, Inc.
3.500%, 11/15/24 .. 3,917 3,914,071
6.750%, 12/15/37 .. 633 687,509
4.500%, 05/15/42 .. 1,180 1,002,327
Affiliated Managers Group,
Inc.
3.300%, 06/15/30 .. 1,359 1,233,731
5.500%, 08/20/34 .. 65 64,125
Aflac, Inc.
6.450%, 08/15/40 .. 439 475,344
AGCO Corp.
5.800%, 03/21/34 .. 1,129 1,148,304
Air Products and Chemicals,
Inc.
4.850%, 02/08/34 .. 400 396,965
Alabama Power Co.
5.850%, 11/15/33 .. 4,700 4,971,659
5.500%, 03/15/41 .. 3,500 3,503,000
Albemarle Corp.
5.050%, 06/01/32 .. 80 77,839

12
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Allegion PLC
3.500%, 10/01/29 .. 252 $ 235,832
Allegion US Holding Co., Inc.
5.411%, 07/01/32 .. 875 887,300
Allstate Corp. (The)
5.250%, 03/30/33 .. 275 277,351
5.950%, 04/01/36 .. 50 53,497
4.500%, 06/15/43 .. 9,016 7,879,664
Ally Financial, Inc.
8.000%, 11/01/31 .. 3,122 3,479,200
8.000%, 11/01/31 .. 490 545,201
Altria Group, Inc.
4.800%, 02/14/29 .. 821 815,631
3.400%, 05/06/30 .. 2,171 2,004,327
2.450%, 02/04/32 .. 2,211 1,839,867
6.875%, 11/01/33 .. 1,250 1,374,067
5.800%, 02/14/39 .. 3,181 3,227,891
3.400%, 02/04/41 .. 12,592 9,378,086
4.250%, 08/09/42 .. 7,035 5,771,146
4.500%, 05/02/43 .. 6,404 5,390,269
Amazon.com, Inc.
3.875%, 08/22/37 .. 596 535,219
2.875%, 05/12/41 .. 6,460 4,878,672
Amcor Finance USA, Inc.
3.625%, 04/28/26 .. 82 80,515
Amcor Flexibles North
America, Inc.
4.000%, 05/17/25 .. 50 49,724
2.630%, 06/19/30 .. 894 786,973
Amdocs, Ltd.
2.538%, 06/15/30 .. 504 440,457
American Electric Power
Co., Inc.
2.300%, 03/01/30 .. 320 280,965
American Express Co.
2.250%, 03/04/25 .. 465 460,863
5.915%, 03/04/25 .. 750 751,314
5.857%, 02/13/26 .. 200 200,820
8.150%, 03/19/38 .. 50 63,547
4.050%, 12/03/42 .. 160 137,664
American International
Group, Inc.
6.250%, 05/01/36 .. 152 162,633
American Tower Corp.
2.950%, 01/15/25 .. 216 214,915
2.400%, 03/15/25 .. 185 183,244
3.375%, 10/15/26 .. 51 49,767
3.650%, 03/15/27 .. 51 49,737
3.600%, 01/15/28 .. 51 49,137
1.500%, 01/31/28 .. 50 45,057
3.950%, 03/15/29 .. 51 49,088
3.800%, 08/15/29 .. 521 495,422
2.900%, 01/15/30 .. 364 329,461
Face
Amount^
(000)
UNITED STATES
— (Continued)
2.100%, 06/15/30 .. 478 $ 410,822
1.875%, 10/15/30 .. 396 332,612
2.700%, 04/15/31 .. 2,189 1,907,983
2.300%, 09/15/31 .. 202 169,597
4.050%, 03/15/32 .. 859 803,950
5.650%, 03/15/33 .. 50 51,225
5.550%, 07/15/33 .. 99 100,986
American Water Capital
Corp.
6.593%, 10/15/37 .. 123 138,548
Ameriprise Financial, Inc.
3.000%, 04/02/25 .. 1,445 1,434,446
4.500%, 05/13/32 .. 51 50,133
5.150%, 05/15/33 .. 51 51,577
Amgen, Inc.
2.450%, 02/21/30 .. 78 69,505
6.375%, 06/01/37 .. 246 269,812
3.150%, 02/21/40 .. 1,415 1,081,203
4.950%, 10/01/41 .. 200 187,390
5.150%, 11/15/41 .. 568 545,778
Analog Devices, Inc.
3.450%, 06/15/27 .. 51 49,695
2.800%, 10/01/41 .. 2,966 2,140,173
Aon Corp.
4.500%, 12/15/28 .. 51 50,534
2.800%, 05/15/30 .. 57 51,082
6.250%, 09/30/40 .. 868 922,263
Appalachian Power Co.
6.375%, 04/01/36 .. 777 828,155
7.000%, 04/01/38 .. 525 596,242
Apple, Inc.
1.400%, 08/05/28 .. 836 751,186
# 1.650%, 02/08/31 .. 4,092 3,475,080
Applied Materials, Inc.
5.100%, 10/01/35 .. 51 51,858
Arizona Public Service Co.
2.600%, 08/15/29 .. 856 777,956
2.200%, 12/15/31 .. 1,064 880,481
6.350%, 12/15/32 .. 204 218,995
4.500%, 04/01/42 .. 440 380,349
Arrow Electronics, Inc.
4.000%, 04/01/25 .. 450 447,847
3.875%, 01/12/28 .. 449 433,663
2.950%, 02/15/32 .. 86 73,817
5.875%, 04/10/34 .. 2,500 2,531,315
Assurant, Inc.
2.650%, 01/15/32 .. 5,060 4,246,633
AT&T, Inc.
5.400%, 02/15/34 .. 400 406,128
4.500%, 05/15/35 .. 2,505 2,348,129
4.900%, 08/15/37 .. 315 301,030
6.300%, 01/15/38 .. 50 54,207
4.850%, 03/01/39 .. 1,372 1,289,515

13
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
5.350%, 09/01/40 .. 400 $ 393,465
3.500%, 06/01/41 .. 13,712 10,749,724
4.300%, 12/15/42 .. 50 42,684
Athene Holding, Ltd.
6.650%, 02/01/33 .. 2,037 2,191,796
5.875%, 01/15/34 .. 5,203 5,297,401
Autodesk, Inc.
2.400%, 12/15/31 .. 5,000 4,252,929
AutoNation, Inc.
1.950%, 08/01/28 .. 75 66,689
2.400%, 08/01/31 .. 1,679 1,389,110
3.850%, 03/01/32 .. 2,258 2,028,156
AvalonBay Communities, Inc.
3.500%, 11/15/24 .. 250 249,842
2.950%, 05/11/26 .. 50 48,765
5.000%, 02/15/33 .. 343 341,734
Avnet, Inc.
4.625%, 04/15/26 .. 1,607 1,597,855
3.000%, 05/15/31 .. 4,925 4,231,101
5.500%, 06/01/32 .. 17,212 17,096,171
Baker Hughes Holdings LLC/
Baker Hughes Co-Obligor,
Inc.
3.337%, 12/15/27 .. 50 48,133
3.138%, 11/07/29 .. 230 213,107
4.486%, 05/01/30 .. 51 50,208
5.125%, 09/15/40 .. 2,653 2,562,836
Bank of America Corp.
2.300%, 07/25/25,
MTN ............ 2,120 2,672,824
5.875%, 02/07/42 .. 5,167 5,506,577
Bank of America NA
6.085%, 08/18/26 .. 3,430 3,470,451
Baxter International, Inc.
1.322%, 11/29/24 .. 750 747,732
Berkshire Hathaway Energy
Co.
3.500%, 02/01/25 .. 150 149,356
6.125%, 04/01/36 .. 4,251 4,536,337
5.950%, 05/15/37 .. 1,357 1,434,232
Berkshire Hathaway Finance
Corp.
4.400%, 05/15/42 .. 47 43,480
4.300%, 05/15/43 .. 8,243 7,381,953
Best Buy Co., Inc.
4.450%, 10/01/28 .. 2,477 2,448,107
Biogen, Inc.
4.050%, 09/15/25 .. 185 183,674
2.250%, 05/01/30 .. 388 336,957
Black Hills Corp.
2.500%, 06/15/30 .. 1,036 903,880
6.150%, 05/15/34 .. 3,838 4,026,055
6.000%, 01/15/35 .. 252 261,578
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Block Financial LLC
2.500%, 07/15/28 .. 115 $ 105,142
Boardwalk Pipelines, LP
4.950%, 12/15/24 .. 975 974,336
4.800%, 05/03/29 .. 502 496,761
3.400%, 02/15/31 .. 420 378,874
3.600%, 09/01/32 .. 1,280 1,131,443
Boeing Co. (The)
2.500%, 03/01/25 .. 165 163,112
2.700%, 02/01/27 .. 63 59,470
3.250%, 03/01/28 .. 13 12,095
# 3.200%, 03/01/29 .. 189 172,711
2.950%, 02/01/30 .. 1,027 909,269
6.125%, 02/15/33 .. 290 296,450
3.600%, 05/01/34 .. 617 518,960
6.875%, 03/15/39 .. 437 462,761
5.875%, 02/15/40 .. 230 222,242
Booking Holdings, Inc.
3.650%, 03/15/25 .. 190 189,227
Booz Allen Hamilton, Inc.
5.950%, 08/04/33 .. 1,000 1,052,662
BorgWarner, Inc.
5.400%, 08/15/34 .. 400 397,832
Boston Properties, LP
3.200%, 01/15/25 .. 745 741,969
2.900%, 03/15/30 .. 795 701,217
3.250%, 01/30/31 .. 1,751 1,542,384
2.550%, 04/01/32 .. 335 273,436
2.450%, 10/01/33 .. 450 350,042
# 6.500%, 01/15/34 .. 6,314 6,682,052
Boston Scientific Corp.
7.375%, 01/15/40 .. 200 238,207
BP Capital Markets America,
Inc.
4.812%, 02/13/33 .. 6,259 6,130,401
3.060%, 06/17/41 .. 4,680 3,464,173
BP Capital Markets PLC
1.953%, 03/03/25,
MTN ............ 1,000 1,080,961
Brighthouse Financial, Inc.
# 5.625%, 05/15/30 .. 10,935 11,180,101
Bristol-Myers Squibb Co.
4.125%, 06/15/39 .. 2,250 1,983,363
2.350%, 11/13/40 .. 400 273,408
3.550%, 03/15/42 .. 777 620,952
4.625%, 05/15/44 .. 800 726,637
Brixmor Operating
Partnership, LP
3.850%, 02/01/25 .. 3,665 3,651,100
4.125%, 06/15/26 .. 58 57,241
3.900%, 03/15/27 .. 1,070 1,043,266
2.250%, 04/01/28 .. 1,038 945,175
4.125%, 05/15/29 .. 3,547 3,409,977

14
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
4.050%, 07/01/30 .. 2,230 $ 2,115,189
# 2.500%, 08/16/31 .. 942 796,842
Broadcom Corp./Broadcom
Cayman Finance, Ltd.
3.500%, 01/15/28 .. 51 49,106
Broadcom, Inc.
Ω 4.000%, 04/15/29 .. 51 49,203
5.000%, 04/15/30 .. 49 49,349
4.150%, 11/15/30 .. 822 788,806
Ω 2.450%, 02/15/31 .. 260 224,527
Ω 4.150%, 04/15/32 .. 1,961 1,850,495
4.300%, 11/15/32 .. 489 465,132
Ω 2.600%, 02/15/33 .. 415 344,414
Ω 3.419%, 04/15/33 .. 1,335 1,176,231
3.469%, 04/15/34 .. 110 96,000
Ω 3.469%, 04/15/34 .. 3,543 3,092,081
Ω 3.187%, 11/15/36 .. 2,058 1,672,028
Ω 4.926%, 05/15/37 .. 462 443,042
Ω 3.500%, 02/15/41 .. 2,717 2,137,175
Brown & Brown, Inc.
4.500%, 03/15/29 .. 51 50,152
2.375%, 03/15/31 .. 1,340 1,137,305
Brunswick Corp.
2.400%, 08/18/31 .. 2,020 1,662,926
# 4.400%, 09/15/32 .. 2,293 2,117,672
Bunge, Ltd. Finance Corp.
2.750%, 05/14/31 .. 200 175,242
Burlington Northern Santa
Fe LLC
6.150%, 05/01/37 .. 2,655 2,903,025
5.750%, 05/01/40 .. 10,514 11,060,742
5.050%, 03/01/41 .. 400 388,922
5.400%, 06/01/41 .. 675 680,820
4.950%, 09/15/41 .. 510 486,564
4.400%, 03/15/42 .. 424 378,915
4.450%, 03/15/43 .. 700 627,806
5.150%, 09/01/43 .. 50 49,520
Burlington Resources LLC
7.200%, 08/15/31 .. 400 452,010
CA, Inc.
# 4.700%, 03/15/27 .. 786 771,211
Camden Property Trust
4.100%, 10/15/28 .. 47 45,959
3.150%, 07/01/29 .. 51 47,697
4.900%, 01/15/34 .. 400 391,445
Capital One Financial Corp.
3.200%, 02/05/25 .. 6,616 6,583,201
4.250%, 04/30/25 .. 59 58,799
3.750%, 03/09/27 .. 39 38,118
Cardinal Health, Inc.
3.500%, 11/15/24 .. 100 99,937
Cargill, Inc.
Ω 5.125%, 10/11/32 .. 655 667,243
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Carlisle Cos., Inc.
3.500%, 12/01/24 .. 1,294 $ 1,292,236
Carrier Global Corp.
2.242%, 02/15/25 .. 298 295,678
2.700%, 02/15/31 .. 21 18,438
3.377%, 04/05/40 .. 1,420 1,120,757
Caterpillar Financial Services
Corp.
5.481%, 02/27/26 .. 800 800,523
5.600%, 05/14/27 .. 3,760 3,766,276
Cboe Global Markets, Inc.
3.000%, 03/16/32 .. 336 295,439
CBRE Services, Inc.
5.950%, 08/15/34 .. 1,862 1,948,300
Cencora, Inc.
2.700%, 03/15/31 .. 51 44,641
CenterPoint Energy
Resources Corp.
4.400%, 07/01/32 .. 330 319,024
5.400%, 03/01/33 .. 567 578,806
5.850%, 01/15/41 .. 150 154,155
CF Industries, Inc.
4.950%, 06/01/43 .. 3,583 3,219,641
Charles Schwab Corp. (The)
3.000%, 03/10/25 .. 1,636 1,625,247
3.625%, 04/01/25 .. 1,210 1,204,084
5.617%, 05/13/26 .. 1,286 1,286,615
6.042%, 03/03/27 .. 3,743 3,773,883
# 2.300%, 05/13/31 .. 763 655,775
1.950%, 12/01/31 .. 50 41,257
2.900%, 03/03/32 .. 75 65,739
Chevron Corp.
2.978%, 05/11/40 .. 2,339 1,787,441
Chevron USA, Inc.
1.018%, 08/12/27 .. 1,981 1,810,949
5.250%, 11/15/43 .. 2,600 2,604,180
Choice Hotels International,
Inc.
3.700%, 12/01/29 .. 1,676 1,554,375
Chubb Corp. (The)
6.500%, 05/15/38 .. 100 112,263
Chubb INA Holdings LLC
0.300%, 12/15/24 .. 16,268 17,600,757
3.150%, 03/15/25 .. 492 489,206
4.150%, 03/13/43 .. 50 43,014
Cigna Corp. (The)
2.375%, 03/15/31 .. 250 213,635
Cigna Group (The)
3.250%, 04/15/25 .. 805 799,224
4.500%, 02/25/26 .. 28 27,917
# 5.125%, 05/15/31 .. 300 302,094
5.400%, 03/15/33 .. 5,345 5,410,862
4.800%, 08/15/38 .. 5,462 5,057,775

15
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
3.200%, 03/15/40 .. 4,697 $ 3,529,066
6.125%, 11/15/41 .. 9,280 9,744,789
Cincinnati Financial Corp.
6.920%, 05/15/28 .. 537 574,461
6.125%, 11/01/34 .. 4,958 5,256,856
Cisco Systems, Inc.
5.900%, 02/15/39 .. 3,151 3,391,707
5.500%, 01/15/40 .. 1,273 1,316,869
Citibank NA
5.688%, 09/29/25 .. 2,620 2,630,365
5.479%, 04/30/26 .. 1,460 1,462,146
6.045%, 12/04/26 .. 3,300 3,344,089
Citigroup, Inc.
3.700%, 01/12/26 .. 60 59,316
8.125%, 07/15/39 .. 6,919 8,732,138
5.875%, 01/30/42 .. 3,760 3,948,874
Citizens Financial Group, Inc.
2.500%, 02/06/30 .. 300 263,057
CME Group, Inc.
5.300%, 09/15/43 .. 4,729 4,839,206
CMS Energy Corp.
4.700%, 03/31/43 .. 494 433,839
CNA Financial Corp.
3.900%, 05/01/29 .. 779 750,021
2.050%, 08/15/30 .. 1,445 1,231,317
5.500%, 06/15/33 .. 2,255 2,293,105
CNO Financial Group, Inc.
5.250%, 05/30/25 .. 163 162,975
5.250%, 05/30/29 .. 6,095 6,062,269
6.450%, 06/15/34 .. 300 308,985
Comcast Corp.
3.400%, 04/01/30 .. 72 67,270
4.250%, 01/15/33 .. 171 162,598
7.050%, 03/15/33 .. 3,098 3,528,205
4.200%, 08/15/34 .. 807 754,234
5.650%, 06/15/35 .. 53 55,164
3.200%, 07/15/36 .. 5,000 4,121,909
3.900%, 03/01/38 .. 200 172,609
6.400%, 05/15/38 .. 679 726,478
4.600%, 10/15/38 .. 405 374,372
6.550%, 07/01/39 .. 635 703,707
3.250%, 11/01/39 .. 6,642 5,168,617
6.400%, 03/01/40 .. 800 870,529
3.750%, 04/01/40 .. 2,436 2,012,091
4.650%, 07/15/42 .. 400 362,121
Conagra Brands, Inc.
4.600%, 11/01/25 .. 272 271,330
7.000%, 10/01/28 .. 52 55,687
4.850%, 11/01/28 .. 52 51,854
8.250%, 09/15/30 .. 1,195 1,388,566
5.300%, 11/01/38 .. 6,584 6,347,362
ConocoPhillips
6.500%, 02/01/39 .. 2,025 2,245,758
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
ConocoPhillips Co.
5.900%, 05/15/38 .. 1,639 $ 1,725,074
3.758%, 03/15/42 .. 1,768 1,434,356
Consolidated Edison Co. of
New York, Inc.
3.300%, 12/01/24 .. 50 49,925
3.350%, 04/01/30 .. 51 47,758
2.400%, 06/15/31 .. 65 56,517
6.200%, 06/15/36 .. 660 714,067
6.300%, 08/15/37 .. 74 80,636
6.750%, 04/01/38 .. 336 381,562
5.500%, 12/01/39 .. 1,810 1,828,742
5.700%, 06/15/40 .. 51 52,445
4.200%, 03/15/42 .. 1,269 1,083,663
4.450%, 03/15/44 .. 2,970 2,603,134
Constellation Brands, Inc.
4.650%, 11/15/28 .. 20 19,850
Constellation Energy
Generation LLC
3.250%, 06/01/25 .. 117 115,799
6.250%, 10/01/39 .. 779 830,232
5.750%, 10/01/41 .. 766 772,414
5.600%, 06/15/42 .. 1,644 1,631,352
Continental Resources, Inc.
Ω 2.875%, 04/01/32 .. 3,520 2,915,493
4.900%, 06/01/44 .. 13,716 11,346,621
COPT Defense Properties,
LP
2.750%, 04/15/31 .. 250 213,618
Corebridge Financial, Inc.
3.500%, 04/04/25 .. 167 165,968
4.350%, 04/05/42 .. 320 271,863
Costco Wholesale Corp.
1.600%, 04/20/30 .. 4,362 3,734,934
Cox Communications, Inc.
Ω 1.800%, 10/01/30 .. 356 293,012
Ω 2.600%, 06/15/31 .. 28 23,705
Ω 5.450%, 09/01/34 .. 5,300 5,165,881
Ω 4.800%, 02/01/35 .. 1,951 1,809,463
Ω 8.375%, 03/01/39 .. 487 578,853
Ω 4.500%, 06/30/43 .. 5,458 4,462,108
Crown Castle, Inc.
3.100%, 11/15/29 .. 18 16,446
3.300%, 07/01/30 .. 64 58,293
2.250%, 01/15/31 .. 221 187,216
2.900%, 04/01/41 .. 1,080 771,105
CSL Finance PLC
Ω 4.625%, 04/27/42 .. 572 518,126
CSX Corp.
5.200%, 11/15/33 .. 2,259 2,298,817
5.500%, 04/15/41 .. 2,095 2,133,292
4.750%, 05/30/42 .. 2,508 2,324,210

16
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
CVS Health Corp.
4.875%, 07/20/35 .. 1,036 $ 965,657
4.780%, 03/25/38 .. 9,154 8,169,498
6.125%, 09/15/39 .. 831 832,151
4.125%, 04/01/40 .. 1,010 815,689
2.700%, 08/21/40 .. 3,439 2,290,144
5.300%, 12/05/43 .. 4,174 3,781,241
6.000%, 06/01/44 .. 8,953 8,794,696
Darden Restaurants, Inc.
6.300%, 10/10/33 .. 585 617,437
DCP Midstream Operating,
LP
8.125%, 08/16/30 .. 100 114,654
Ω 6.750%, 09/15/37 .. 55 58,628
5.600%, 04/01/44 .. 2,920 2,787,759
Dell International LLC/EMC
Corp.
# 5.750%, 02/01/33 .. 400 416,396
3.375%, 12/15/41 .. 1,921 1,443,019
Dell, Inc.
6.500%, 04/15/38 .. 2,244 2,391,319
5.400%, 09/10/40 .. 200 192,221
DENTSPLY SIRONA, Inc.
3.250%, 06/01/30 .. 1,555 1,391,509
Devon Energy Corp.
7.875%, 09/30/31 .. 914 1,041,530
7.950%, 04/15/32 .. 1,000 1,150,561
5.200%, 09/15/34 .. 931 896,295
5.600%, 07/15/41 .. 10,967 10,392,289
4.750%, 05/15/42 .. 18,028 15,322,606
DH Europe Finance II Sarl
2.200%, 11/15/24 .. 704 703,158
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 .. 2,597 2,277,574
Discover Bank
# 3.450%, 07/27/26 .. 55 53,598
2.700%, 02/06/30 .. 2,907 2,561,990
Discover Financial Services
3.950%, 11/06/24 .. 10,123 10,121,312
3.750%, 03/04/25 .. 397 394,994
6.700%, 11/29/32 .. 2,917 3,138,215
Dollar General Corp.
# 5.450%, 07/05/33 .. 150 148,641
Dominion Energy, Inc.
3.300%, 04/15/41 .. 95 70,885
4.900%, 08/01/41 .. 666 609,406
4.050%, 09/15/42 .. 3,806 3,074,374
Dow Chemical Co. (The)
6.300%, 03/15/33 .. 420 452,346
4.250%, 10/01/34 .. 930 866,554
5.250%, 11/15/41 .. 385 364,416
4.375%, 11/15/42 .. 750 633,672
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Duke Energy Carolinas LLC
6.100%, 06/01/37 .. 13,445 $ 14,212,446
Duke Energy Corp.
2.450%, 06/01/30 .. 262 230,348
Duquesne Light Holdings,
Inc.
Ω 3.616%, 08/01/27 .. 200 193,042
Ω 2.532%, 10/01/30 .. 1,563 1,349,279
Ω 2.775%, 01/07/32 .. 2,850 2,396,968
DXC Technology Co.
# 2.375%, 09/15/28 .. 4,067 3,624,305
Eagle Materials, Inc.
# 2.500%, 07/01/31 .. 1,179 1,018,409
Eastern Energy Gas
Holdings LLC
2.500%, 11/15/24 .. 3,773 3,769,161
3.600%, 12/15/24 .. 836 834,447
Eastman Chemical Co.
3.800%, 03/15/25 .. 13 12,938
4.500%, 12/01/28 .. 10 9,867
eBay, Inc.
6.300%, 11/22/32 .. 575 621,132
4.000%, 07/15/42 .. 3,000 2,447,116
Edison International
3.550%, 11/15/24 .. 1,219 1,217,939
4.950%, 04/15/25 .. 389 388,773
4.700%, 08/15/25 .. 52 51,858
5.750%, 06/15/27 .. 62 63,276
4.125%, 03/15/28 .. 746 728,533
6.950%, 11/15/29 .. 3,312 3,580,889
Elevance Health, Inc.
3.350%, 12/01/24 .. 4,082 4,075,217
2.375%, 01/15/25 .. 2,310 2,296,281
2.550%, 03/15/31 .. 225 195,168
4.100%, 05/15/32 .. 665 624,930
5.500%, 10/15/32 .. 58 59,362
5.950%, 12/15/34 .. 558 587,728
6.375%, 06/15/37 .. 417 453,034
4.625%, 05/15/42 .. 3,949 3,492,408
4.650%, 01/15/43 .. 4,576 4,064,170
5.100%, 01/15/44 .. 1,919 1,788,941
4.650%, 08/15/44 .. 294 258,870
Energy Transfer, LP
4.050%, 03/15/25 .. 687 684,190
2.900%, 05/15/25 .. 537 530,872
5.950%, 12/01/25 .. 277 279,424
4.750%, 01/15/26 .. 749 748,000
5.500%, 06/01/27 .. 54 54,817
4.000%, 10/01/27 .. 51 49,939
4.950%, 05/15/28 .. 82 82,214
4.950%, 06/15/28 .. 52 52,105
5.250%, 04/15/29 .. 900 907,959
4.150%, 09/15/29 .. 343 330,691

17
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
8.250%, 11/15/29 .. 869 $ 980,469
3.750%, 05/15/30 .. 12 11,193
5.750%, 02/15/33 .. 227 231,401
6.625%, 10/15/36 .. 265 286,071
5.800%, 06/15/38 .. 421 421,094
7.500%, 07/01/38 .. 3,332 3,817,722
6.050%, 06/01/41 .. 7,714 7,740,171
6.500%, 02/01/42 .. 8,412 8,834,269
6.100%, 02/15/42 .. 1,651 1,654,312
4.950%, 01/15/43 .. 100 87,963
5.150%, 02/01/43 .. 1,410 1,266,518
5.950%, 10/01/43 .. 682 670,142
5.300%, 04/01/44 .. 1,600 1,467,801
Entergy Corp.
2.800%, 06/15/30 .. 1,000 894,721
Enterprise Products
Operating LLC
3.750%, 02/15/25 .. 650 647,693
6.650%, 10/15/34 .. 256 282,911
5.750%, 03/01/35 .. 104 105,730
7.550%, 04/15/38 .. 4,147 4,959,931
6.125%, 10/15/39 .. 1,905 2,029,306
6.450%, 09/01/40 .. 8,158 8,928,991
5.950%, 02/01/41 .. 2,714 2,846,552
5.700%, 02/15/42 .. 1,040 1,056,610
4.850%, 08/15/42 .. 2,190 2,023,313
4.450%, 02/15/43 .. 1,912 1,673,932
4.850%, 03/15/44 .. 8,564 7,872,484
Equifax, Inc.
2.600%, 12/01/24 .. 500 498,975
2.350%, 09/15/31 .. 355 298,913
Equinix, Inc.
2.625%, 11/18/24 .. 2,430 2,426,870
1.000%, 09/15/25 .. 104 100,476
2.150%, 07/15/30 .. 205 176,944
3.900%, 04/15/32 .. 209 194,922
Equitable Holdings, Inc.
5.594%, 01/11/33 .. 475 483,806
ERAC USA Finance LLC
Ω 3.850%, 11/15/24 .. 2,900 2,898,517
Ω 4.900%, 05/01/33 .. 1,106 1,095,770
Ω 5.200%, 10/30/34 .. 1,224 1,234,336
Ω 5.625%, 03/15/42 .. 2,185 2,230,948
ERP Operating, LP
3.375%, 06/01/25 .. 93 92,316
Eversource Energy
3.375%, 03/01/32 .. 5,000 4,449,197
Expedia Group, Inc.
3.800%, 02/15/28 .. 45 43,560
3.250%, 02/15/30 .. 1,772 1,637,779
Experian Finance PLC
0.739%, 10/29/25,
MTN ............ 1,200 1,477,511
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Ω 4.250%, 02/01/29 .. 688 $ 672,845
Ω 2.750%, 03/08/30 .. 554 499,064
Extra Space Storage, LP
2.350%, 03/15/32 .. 400 329,353
Exxon Mobil Corp.
2.995%, 08/16/39 .. 49 37,943
FedEx Corp.
3.900%, 02/01/35 .. 90 80,767
3.250%, 05/15/41 .. 2,582 1,923,010
4.100%, 04/15/43 .. 904 737,559
Fidelity National Financial,
Inc.
4.500%, 08/15/28 .. 40 39,353
3.400%, 06/15/30 .. 1,875 1,700,283
2.450%, 03/15/31 .. 1,732 1,478,313
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 .. 362 268,847
Fifth Third Bancorp
2.375%, 01/28/25 .. 350 347,722
First American Financial
Corp.
4.600%, 11/15/24 .. 1,193 1,192,261
4.000%, 05/15/30 .. 1,442 1,342,434
2.400%, 08/15/31 .. 1,239 1,014,187
5.450%, 09/30/34 .. 200 194,080
Flex, Ltd.
4.750%, 06/15/25 .. 250 249,215
3.750%, 02/01/26 .. 4,069 4,003,219
6.000%, 01/15/28 .. 499 511,475
4.875%, 06/15/29 .. 5,701 5,627,940
4.875%, 05/12/30 .. 3,394 3,321,926
Flowserve Corp.
3.500%, 10/01/30 .. 4,356 3,981,355
2.800%, 01/15/32 .. 1,958 1,663,295
FMC Corp.
# 5.650%, 05/18/33 .. 2,873 2,895,960
FMR LLC
Ω 7.570%, 06/15/29 .. 52 57,720
Fortune Brands Innovations,
Inc.
3.250%, 09/15/29 .. 1,343 1,247,118
4.000%, 03/25/32 .. 933 871,611
5.875%, 06/01/33 .. 556 584,062
Fox Corp.
4.709%, 01/25/29 .. 51 50,731
6.500%, 10/13/33 .. 2,153 2,292,523
5.476%, 01/25/39 .. 14,490 14,002,063
Franklin Resources, Inc.
2.850%, 03/30/25 .. 313 310,432
1.600%, 10/30/30 .. 1,000 828,014
Freeport-McMoRan, Inc.
5.450%, 03/15/43 .. 180 172,747

18
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
GATX Corp.
4.550%, 11/07/28 .. 71 $ 70,037
3.500%, 06/01/32 .. 400 355,770
6.050%, 03/15/34 .. 613 643,247
General Dynamics Corp.
2.375%, 11/15/24 .. 50 49,947
General Electric Co.
6.150%, 08/07/37 .. 74 79,529
General Motors Co.
6.125%, 10/01/25 .. 31 31,285
4.200%, 10/01/27 .. 157 154,024
5.000%, 10/01/28 .. 88 87,875
# 5.400%, 10/15/29 .. 2,824 2,848,677
5.600%, 10/15/32 .. 1,696 1,722,771
5.000%, 04/01/35 .. 644 611,269
6.600%, 04/01/36 .. 7,112 7,524,690
5.150%, 04/01/38 .. 1,616 1,512,675
6.250%, 10/02/43 .. 6,305 6,348,449
General Motors Financial
Co., Inc.
3.500%, 11/07/24 .. 2,088 2,087,379
4.000%, 01/15/25 .. 40 39,906
2.900%, 02/26/25 .. 503 499,344
3.800%, 04/07/25 .. 223 221,883
2.750%, 06/20/25 .. 225 221,735
1.250%, 01/08/26 .. 51 48,869
4.350%, 01/17/27 .. 51 50,472
6.068%, 02/26/27 .. 423 423,352
5.934%, 07/15/27 .. 495 495,020
2.400%, 04/10/28 .. 703 644,265
2.400%, 10/15/28 .. 50 45,218
# 5.650%, 01/17/29 .. 311 316,357
4.300%, 04/06/29 .. 1,439 1,389,173
3.600%, 06/21/30 .. 1,393 1,278,284
2.350%, 01/08/31 .. 1,667 1,402,952
5.750%, 02/08/31 .. 371 377,755
2.700%, 06/10/31 .. 1,464 1,244,821
3.100%, 01/12/32 .. 2,128 1,828,646
6.400%, 01/09/33 .. 2,381 2,502,469
6.100%, 01/07/34 .. 960 986,297
5.950%, 04/04/34 .. 143 145,823
5.450%, 09/06/34 .. 42 41,342
Georgia Power Co.
4.300%, 03/15/42 .. 2,339 2,038,941
Georgia-Pacific LLC
Ω
# 3.600%, 03/01/25 .. 901 896,750
Ω 1.750%, 09/30/25 .. 63 61,423
8.875%, 05/15/31 .. 708 868,731
Gilead Sciences, Inc.
3.500%, 02/01/25 .. 1,621 1,615,078
4.600%, 09/01/35 .. 200 192,058
4.000%, 09/01/36 .. 41 36,860
2.600%, 10/01/40 .. 860 612,276
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
5.650%, 12/01/41 .. 7,235 $ 7,442,683
4.800%, 04/01/44 .. 9,471 8,726,551
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 .. 200 222,687
Global Payments, Inc.
1.500%, 11/15/24 .. 1,847 1,844,315
2.650%, 02/15/25 .. 851 844,810
2.150%, 01/15/27 .. 52 49,136
4.450%, 06/01/28 .. 52 51,092
3.200%, 08/15/29 .. 1,026 944,227
2.900%, 05/15/30 .. 564 504,072
2.900%, 11/15/31 .. 858 741,307
# 5.400%, 08/15/32 .. 207 207,980
Goldman Sachs Group, Inc.
(The)
3.500%, 01/23/25 .. 2,831 2,821,722
3.375%, 03/27/25 .. 904 982,236
3.750%, 05/22/25 .. 685 681,152
4.250%, 01/29/26,
MTN ............ 3,000 3,820,578
2.600%, 02/07/30 .. 821 733,740
3.800%, 03/15/30 .. 500 473,161
6.125%, 02/15/33 .. 1,287 1,398,483
6.250%, 02/01/41 .. 10,140 10,993,027
4.800%, 07/08/44,
MTN ............ 128 118,253
Halliburton Co.
4.850%, 11/15/35 .. 3,019 2,903,742
6.700%, 09/15/38 .. 5,778 6,376,771
7.450%, 09/15/39 .. 6,057 7,164,509
4.500%, 11/15/41 .. 730 642,630
4.750%, 08/01/43 .. 5,996 5,353,671
Harley-Davidson Financial
Services, Inc.
Ω 3.050%, 02/14/27 .. 5,293 5,003,137
Ω
# 6.500%, 03/10/28 .. 1,745 1,791,044
Ω 5.950%, 06/11/29 .. 3,800 3,808,693
Hartford Financial Services
Group, Inc. (The)
6.100%, 10/01/41 .. 86 89,809
Hasbro, Inc.
6.050%, 05/14/34 .. 2,050 2,094,810
6.350%, 03/15/40 .. 8,018 8,345,942
5.100%, 05/15/44 .. 450 404,516
HCA, Inc.
5.375%, 02/01/25 .. 695 695,032
7.690%, 06/15/25 .. 340 344,792
7.500%, 11/06/33 .. 3,817 4,281,073
5.600%, 04/01/34 .. 420 422,242
4.375%, 03/15/42 .. 3,200 2,674,682
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 1.500%, 06/01/25 .. 802 785,650

19
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Ω 2.200%, 06/01/30 .. 253 $ 219,537
Ω 5.450%, 06/15/34 .. 3,050 3,058,495
Healthcare Realty Holdings,
LP
3.875%, 05/01/25 .. 101 99,811
3.625%, 01/15/28 .. 2,342 2,235,752
3.100%, 02/15/30 .. 653 588,137
2.400%, 03/15/30 .. 2,893 2,466,091
2.050%, 03/15/31 .. 50 40,700
2.000%, 03/15/31 .. 445 365,354
Hess Corp.
7.875%, 10/01/29 .. 110 123,318
7.300%, 08/15/31 .. 190 212,541
7.125%, 03/15/33 .. 200 224,074
6.000%, 01/15/40 .. 1,716 1,796,771
5.600%, 02/15/41 .. 1,145 1,149,064
Home Depot, Inc. (The)
3.300%, 04/15/40 .. 4,067 3,234,775
5.400%, 09/15/40 .. 894 907,169
5.950%, 04/01/41 .. 619 664,913
4.200%, 04/01/43 .. 80 69,506
Honeywell International, Inc.
5.375%, 03/01/41 .. 4,500 4,578,145
Host Hotels & Resorts, LP
4.000%, 06/15/25 .. 638 633,276
3.375%, 12/15/29 .. 6,284 5,749,103
2.900%, 12/15/31 .. 964 821,749
5.500%, 04/15/35 .. 5,000 4,905,312
HP, Inc.
2.650%, 06/17/31 .. 1,376 1,188,703
6.000%, 09/15/41 .. 2,206 2,273,813
Huntington Bancshares, Inc.
4.000%, 05/15/25 .. 50 49,720
2.550%, 02/04/30 .. 1,925 1,696,995
Huntsman International LLC
4.500%, 05/01/29 .. 1,085 1,042,207
2.950%, 06/15/31 .. 6,542 5,533,792
IBM International Capital
Pte, Ltd.
5.250%, 02/05/44 .. 6,583 6,355,549
Illumina, Inc.
# 2.550%, 03/23/31 .. 517 442,730
Intel Corp.
4.000%, 12/15/32 .. 50 45,522
4.600%, 03/25/40 .. 4,751 4,075,768
2.800%, 08/12/41 .. 4,978 3,295,520
4.800%, 10/01/41 .. 4,143 3,592,803
4.250%, 12/15/42 .. 6,338 5,035,324
5.625%, 02/10/43 .. 13,766 13,138,912
Intercontinental Exchange,
Inc.
2.100%, 06/15/30 .. 2,764 2,396,149
5.250%, 06/15/31 .. 4,262 4,348,260
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
International Business
Machines Corp.
3.500%, 05/15/29 .. 113 $ 107,447
4.400%, 07/27/32 .. 125 121,155
4.150%, 05/15/39 .. 3,116 2,731,519
5.600%, 11/30/39 .. 1,100 1,128,217
2.850%, 05/15/40 .. 5,211 3,815,423
4.000%, 06/20/42 .. 4,183 3,499,986
International Flavors &
Fragrances, Inc.
4.450%, 09/26/28 .. 52 51,203
Ω 3.268%, 11/15/40 .. 2,775 2,040,201
International Paper Co.
6.000%, 11/15/41 .. 435 456,803
Interpublic Group of Cos.,
Inc. (The)
4.650%, 10/01/28 .. 68 67,506
3.375%, 03/01/41 .. 158 118,165
Interstate Power and Light
Co.
3.250%, 12/01/24 .. 4,103 4,096,481
4.100%, 09/26/28 .. 55 53,672
2.300%, 06/01/30 .. 45 39,330
5.700%, 10/15/33 .. 658 681,111
6.250%, 07/15/39 .. 200 214,672
Invitation Homes Operating
Partnership, LP
2.300%, 11/15/28 .. 51 46,233
4.150%, 04/15/32 .. 346 321,208
Jabil, Inc.
1.700%, 04/15/26 .. 865 824,948
4.250%, 05/15/27 .. 315 310,125
3.950%, 01/12/28 .. 21 20,357
3.600%, 01/15/30 .. 1,402 1,296,413
3.000%, 01/15/31 .. 1,398 1,232,474
Jackson Financial, Inc.
3.125%, 11/23/31 .. 4,607 3,944,230
5.670%, 06/08/32 .. 100 101,359
Jacobs Engineering Group,
Inc.
5.900%, 03/01/33 .. 8,599 8,820,644
Janus Henderson US
Holdings, Inc.
4.875%, 08/01/25 .. 175 174,978
Ω 5.450%, 09/10/34 .. 686 665,451
Jefferies Financial Group,
Inc.
4.850%, 01/15/27 .. 68 67,963
5.875%, 07/21/28 .. 620 637,313
4.150%, 01/23/30 .. 5,766 5,516,761
2.625%, 10/15/31 .. 6,561 5,553,462
2.750%, 10/15/32 .. 1,531 1,271,649
6.200%, 04/14/34 .. 7,810 8,131,721
6.250%, 01/15/36 .. 2,306 2,402,126

20
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
6.500%, 01/20/43 .. 550 $ 581,377
6.625%, 10/23/43 .. 424 442,884
John Deere Capital Corp.
5.432%, 03/06/26 .. 868 868,929
5.775%, 06/08/26,
MTN ............ 300 301,914
5.534%, 06/11/27 .. 178 178,438
Johnson & Johnson
5.950%, 08/15/37 .. 72 79,450
4.500%, 09/01/40 .. 50 48,348
JPMorgan Chase & Co.
3.900%, 07/15/25 .. 1,000 995,549
6.400%, 05/15/38 .. 1,790 2,004,597
5.500%, 10/15/40 .. 11,901 12,172,072
5.600%, 07/15/41 .. 2,914 3,015,610
5.400%, 01/06/42 .. 2,537 2,575,658
JPMorgan Chase Bank
5.508%, 04/29/26 .. 2,525 2,535,443
JPMorgan Chase Bank NA
5.956%, 12/08/26 .. 1,637 1,655,817
Juniper Networks, Inc.
3.750%, 08/15/29 .. 43 40,596
2.000%, 12/10/30 .. 1,161 968,577
Kemper Corp.
3.800%, 02/23/32 .. 3,167 2,827,428
KeyCorp
6.283%, 05/23/25 .. 93 93,278
# 2.550%, 10/01/29,
MTN ............ 156 138,938
Kimco Realty OP LLC
3.300%, 02/01/25 .. 669 665,876
1.900%, 03/01/28 .. 115 104,906
2.700%, 10/01/30 .. 213 190,221
2.250%, 12/01/31 .. 106 88,961
Kinder Morgan Energy
Partners, LP
7.400%, 03/15/31 .. 75 83,189
7.750%, 03/15/32 .. 380 435,365
7.300%, 08/15/33 .. 1,572 1,784,421
5.800%, 03/15/35 .. 879 895,095
6.500%, 02/01/37 .. 827 881,601
6.950%, 01/15/38,
MTN ............ 4,487 4,914,264
6.500%, 09/01/39 .. 2,773 2,916,421
6.550%, 09/15/40 .. 2,392 2,515,492
7.500%, 11/15/40 .. 347 398,440
6.375%, 03/01/41 .. 2,177 2,261,369
5.625%, 09/01/41 .. 828 791,757
5.000%, 08/15/42 .. 1,632 1,460,310
4.700%, 11/01/42 .. 908 778,687
5.000%, 03/01/43 .. 4,931 4,388,363
5.500%, 03/01/44 .. 7,398 6,978,861
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Kinder Morgan, Inc.
7.800%, 08/01/31,
MTN ............ 3,210 $ 3,667,136
7.750%, 01/15/32,
MTN ............ 3,122 3,576,688
4.800%, 02/01/33 .. 50 48,150
5.200%, 06/01/33 .. 50 49,208
5.300%, 12/01/34 .. 335 330,448
Kraft Heinz Foods Co.
5.000%, 07/15/35 .. 537 530,630
6.875%, 01/26/39 .. 734 827,510
Ω 7.125%, 08/01/39 .. 1,780 2,027,356
4.625%, 10/01/39 .. 332 302,705
6.500%, 02/09/40 .. 3,779 4,128,489
5.000%, 06/04/42 .. 1,437 1,337,306
Kroger Co. (The)
6.900%, 04/15/38 .. 35 39,363
Kyndryl Holdings, Inc.
3.150%, 10/15/31 .. 3,776 3,230,895
6.350%, 02/20/34 .. 5,885 6,095,454
4.100%, 10/15/41 .. 5,295 4,170,932
Laboratory Corp. of America
Holdings
2.300%, 12/01/24 .. 5 4,988
Lazard Group LLC
4.500%, 09/19/28 .. 2,710 2,653,997
4.375%, 03/11/29 .. 559 545,777
Lear Corp.
4.250%, 05/15/29 .. 1,404 1,355,631
3.500%, 05/30/30 .. 1,207 1,106,262
2.600%, 01/15/32 .. 370 309,629
Legg Mason, Inc.
5.625%, 01/15/44 .. 6,383 6,406,526
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29 .. 2,249 2,212,035
Ω 6.500%, 03/15/35 .. 1,440 1,454,273
Liberty Utilities Finance GP 1
Ω 2.050%, 09/15/30 .. 986 828,041
Lincoln National Corp.
3.350%, 03/09/25 .. 46 45,665
3.800%, 03/01/28 .. 52 50,334
# 3.050%, 01/15/30 .. 3,039 2,760,854
3.400%, 01/15/31 .. 4,074 3,689,064
3.400%, 03/01/32 .. 2,557 2,266,811
5.852%, 03/15/34 .. 1,175 1,207,480
6.150%, 04/07/36 .. 388 401,298
7.000%, 06/15/40 .. 10,083 11,295,447
LKQ Corp.
6.250%, 06/15/33 .. 671 693,916
Lockheed Martin Corp.
6.150%, 09/01/36 .. 316 347,233
Loews Corp.
4.125%, 05/15/43 .. 2,222 1,905,887

21
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Lowe's Cos., Inc.
5.000%, 04/15/40 .. 100 $ 96,188
LYB International Finance
III LLC
1.250%, 10/01/25 .. 130 125,963
3.375%, 10/01/40 .. 2,662 2,009,176
Marathon Petroleum Corp.
4.700%, 05/01/25 .. 425 424,458
3.800%, 04/01/28 .. 25 24,209
6.500%, 03/01/41 .. 8,837 9,278,781
4.750%, 09/15/44 .. 1,000 853,424
Marriott International, Inc.
3.750%, 03/15/25 .. 25 24,883
4.000%, 04/15/28 .. 52 50,808
Mars, Inc.
Ω 4.750%, 04/20/33 .. 7,763 7,627,755
Ω 3.600%, 04/01/34 .. 396 356,598
Marsh & McLennan Cos.,
Inc.
3.500%, 03/10/25 .. 100 99,536
5.750%, 11/01/32 .. 51 53,897
4.750%, 03/15/39 .. 5,399 5,112,152
McDonald's Corp.
6.300%, 10/15/37 .. 147 160,944
McKesson Corp.
4.883%, 03/15/44 .. 70 62,801
Medtronic, Inc.
4.375%, 03/15/35 .. 51 48,834
Meta Platforms, Inc.
4.600%, 05/15/28 .. 22,818 22,970,910
MetLife, Inc.
3.000%, 03/01/25 .. 250 248,406
# 6.500%, 12/15/32 .. 1,015 1,125,415
5.375%, 07/15/33 .. 360 369,852
5.700%, 06/15/35 .. 392 410,232
5.875%, 02/06/41 .. 2,111 2,205,287
4.125%, 08/13/42 .. 5,672 4,834,181
4.875%, 11/13/43 .. 3,500 3,273,770
Micron Technology, Inc.
4.975%, 02/06/26 .. 34 34,105
4.185%, 02/15/27 .. 77 76,033
5.327%, 02/06/29 .. 1,513 1,532,248
6.750%, 11/01/29 .. 2,816 3,022,497
4.663%, 02/15/30 .. 2,343 2,300,247
2.703%, 04/15/32 .. 923 780,414
5.875%, 02/09/33 .. 295 305,097
5.875%, 09/15/33 .. 3,348 3,466,289
3.366%, 11/01/41 .. 1,719 1,284,355
Mid-America Apartments, LP
5.300%, 02/15/32 .. 5,000 5,067,438
5.000%, 03/15/34 .. 1,600 1,585,452
Mississippi Power Co.
4.250%, 03/15/42 .. 948 807,053
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Mohawk Industries, Inc.
3.625%, 05/15/30 .. 51 $ 47,644
Molson Coors Beverage Co.
5.000%, 05/01/42 .. 2,341 2,194,455
Morgan Stanley
5.396%, 01/22/25 .. 2,281 2,282,095
1.750%, 01/30/25,
MTN ............ 1,500 1,622,946
3.875%, 01/27/26 .. 55 54,495
3.625%, 01/20/27 .. 53 52,007
7.250%, 04/01/32 .. 866 993,774
6.375%, 07/24/42 .. 5,015 5,630,918
Morgan Stanley Bank
5.664%, 07/16/25 .. 500 501,623
Mosaic Co. (The)
# 5.450%, 11/15/33 .. 770 774,393
4.875%, 11/15/41 .. 11,510 10,236,765
Motorola Solutions, Inc.
2.300%, 11/15/30 .. 1,937 1,665,868
2.750%, 05/24/31 .. 2,781 2,430,471
5.600%, 06/01/32 .. 1,853 1,912,360
MPLX, LP
4.875%, 12/01/24 .. 158 157,932
4.000%, 02/15/25 .. 1,380 1,374,986
4.250%, 12/01/27 .. 51 50,167
4.000%, 03/15/28 .. 52 50,644
4.800%, 02/15/29 .. 43 42,761
4.500%, 04/15/38 .. 2,290 2,028,316
Mylan, Inc.
4.550%, 04/15/28 .. 3,729 3,653,903
5.400%, 11/29/43 .. 6,332 5,613,721
National Fuel Gas Co.
2.950%, 03/01/31 .. 5,881 5,102,289
National Rural Utilities
Cooperative Finance Corp.
1.875%, 02/07/25,
MTN ............ 973 964,894
8.000%, 03/01/32 .. 1,238 1,466,805
National Securities Clearing
Corp.
Ω 0.750%, 12/07/25 .. 400 384,077
NBCUniversal Media LLC
6.400%, 04/30/40 .. 200 217,799
5.950%, 04/01/41 .. 1,280 1,333,591
4.450%, 01/15/43 .. 750 661,537
Nestle Holdings, Inc.
Ω 5.000%, 03/14/28 .. 2,400 2,434,594
Ω
# 3.625%, 09/24/28 .. 18,111 17,509,479
Ω 3.900%, 09/24/38 .. 12,168 10,795,296
NewMarket Corp.
2.700%, 03/18/31 .. 2,860 2,466,931
Newmont Corp.
2.250%, 10/01/30 .. 51 44,478

22
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
6.250%, 10/01/39 .. 1,655 $ 1,793,072
4.875%, 03/15/42 .. 809 759,287
5.450%, 06/09/44 .. 434 431,780
NextEra Energy Capital
Holdings, Inc.
4.450%, 06/20/25 .. 100 99,736
2.440%, 01/15/32 .. 332 279,829
5.000%, 07/15/32 .. 3,200 3,193,439
5.250%, 03/15/34 .. 1,800 1,807,757
NiSource, Inc.
5.250%, 02/15/43 .. 300 290,062
NNN REIT, Inc.
3.500%, 10/15/27 .. 50 48,337
NOV, Inc.
3.950%, 12/01/42 .. 7,800 5,917,254
Nucor Corp.
2.000%, 06/01/25 .. 31 30,474
3.125%, 04/01/32 .. 75 66,619
6.400%, 12/01/37 .. 51 56,390
Nuveen Finance LLC
Ω 4.125%, 11/01/24 .. 1,177 1,177,000
NVIDIA Corp.
3.500%, 04/01/40 .. 51 43,090
Oklahoma Gas and Electric
Co.
5.850%, 06/01/40 .. 500 510,204
5.250%, 05/15/41 .. 750 719,066
4.550%, 03/15/44 .. 50 43,489
Omnicom Group, Inc./
Omnicom Capital, Inc.
3.650%, 11/01/24 .. 5,700 5,700,000
ONEOK Partners, LP
6.650%, 10/01/36 .. 50 54,246
6.125%, 02/01/41 .. 1,143 1,155,741
ONEOK, Inc.
4.550%, 07/15/28 .. 51 50,453
4.350%, 03/15/29 .. 1,114 1,085,805
3.400%, 09/01/29 .. 704 656,112
6.350%, 01/15/31 .. 3,456 3,673,572
6.100%, 11/15/32 .. 395 415,761
Oracle Corp.
2.500%, 04/01/25 .. 133 131,671
2.950%, 05/15/25 .. 113 111,815
2.950%, 04/01/30 .. 177 160,594
3.250%, 05/15/30 .. 206 190,018
# 2.875%, 03/25/31 .. 777 688,078
6.250%, 11/09/32 .. 414 444,151
4.300%, 07/08/34 .. 400 373,435
3.900%, 05/15/35 .. 2,223 1,976,173
3.850%, 07/15/36 .. 364 315,594
3.800%, 11/15/37 .. 1,703 1,445,478
6.500%, 04/15/38 .. 1,543 1,686,086
6.125%, 07/08/39 .. 661 698,875
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
3.600%, 04/01/40 .. 1,160 $ 923,889
5.375%, 07/15/40 .. 3,901 3,817,857
3.650%, 03/25/41 .. 545 431,326
Ovintiv, Inc.
5.375%, 01/01/26 .. 1,418 1,420,157
8.125%, 09/15/30 .. 2,175 2,454,859
7.200%, 11/01/31 .. 1,519 1,654,581
7.375%, 11/01/31 .. 2,329 2,552,726
6.250%, 07/15/33 .. 2,556 2,636,028
6.500%, 08/15/34 .. 5,973 6,273,005
6.625%, 08/15/37 .. 1,021 1,063,933
6.500%, 02/01/38 .. 4,112 4,242,831
Owens Corning
4.200%, 12/01/24 .. 18 17,978
3.950%, 08/15/29 .. 215 206,095
3.875%, 06/01/30 .. 281 265,371
PACCAR Financial Corp.
5.000%, 03/22/34,
MTN ............ 759 770,611
Parker-Hannifin Corp.
3.300%, 11/21/24,
MTN ............ 3,050 3,047,003
6.250%, 05/15/38,
MTN ............ 34 36,947
Penske Truck Leasing Co.,
LP/PTL Finance Corp.
Ω 2.700%, 11/01/24 .. 1,353 1,353,000
Ω 3.950%, 03/10/25 .. 1,877 1,868,923
Ω 4.000%, 07/15/25 .. 1,123 1,114,521
Ω 4.450%, 01/29/26 .. 52 51,598
Ω 3.350%, 11/01/29 .. 310 286,607
Ω 6.200%, 06/15/30 .. 475 501,640
Pfizer, Inc.
7.200%, 03/15/39 .. 9,621 11,485,680
2.550%, 05/28/40 .. 80 57,123
5.600%, 09/15/40 .. 469 481,492
Philip Morris International,
Inc.
0.625%, 11/08/24 .. 500 542,655
3.250%, 11/10/24 .. 221 220,834
3.125%, 08/17/27 .. 46 44,455
3.125%, 03/02/28 .. 46 43,789
5.625%, 11/17/29 .. 51 52,901
5.125%, 02/15/30 .. 1,374 1,390,931
5.125%, 02/13/31 .. 1,550 1,564,396
5.750%, 11/17/32 .. 2,711 2,823,248
5.375%, 02/15/33 .. 2,607 2,642,497
5.625%, 09/07/33 .. 6,265 6,459,672
5.250%, 02/13/34 .. 75 75,196
6.375%, 05/16/38 .. 4,407 4,836,052
4.375%, 11/15/41 .. 10,442 9,100,346
4.500%, 03/20/42 .. 5,383 4,756,525
3.875%, 08/21/42 .. 9,592 7,782,312

23
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
4.125%, 03/04/43 .. 9,733 $ 8,130,972
Phillips 66 Co.
3.605%, 02/15/25 .. 1,766 1,757,510
3.900%, 03/15/28 .. 50 48,658
5.300%, 06/30/33 .. 1,410 1,412,240
# 4.650%, 11/15/34 .. 3,297 3,118,664
4.950%, 03/15/35 .. 4,191 4,015,648
5.875%, 05/01/42 .. 7,694 7,829,729
Plains All American Pipeline,
LP/PAA Finance Corp.
3.600%, 11/01/24 .. 2,482 2,482,000
3.800%, 09/15/30 .. 1,086 1,012,873
6.650%, 01/15/37 .. 3,311 3,547,053
5.150%, 06/01/42 .. 3,815 3,459,528
4.300%, 01/31/43 .. 12,606 10,243,622
4.700%, 06/15/44 .. 1,000 851,097
PNC Financial Services
Group, Inc. (The)
2.200%, 11/01/24 .. 2,996 2,996,000
3.450%, 04/23/29 .. 559 531,053
2.550%, 01/22/30 .. 2,478 2,216,044
Precision Castparts Corp.
3.900%, 01/15/43 .. 41 34,215
Primerica, Inc.
2.800%, 11/19/31 .. 413 351,902
Principal Financial Group,
Inc.
3.400%, 05/15/25 .. 54 53,573
3.700%, 05/15/29 .. 434 415,182
2.125%, 06/15/30 .. 596 514,953
5.375%, 03/15/33 .. 360 366,468
6.050%, 10/15/36 .. 440 466,459
4.625%, 09/15/42 .. 233 210,568
Progress Energy, Inc.
7.750%, 03/01/31 .. 838 957,499
7.000%, 10/30/31 .. 183 203,718
6.000%, 12/01/39 .. 3,935 4,075,530
Progressive Corp. (The)
6.250%, 12/01/32 .. 737 806,631
Prologis, LP
1.750%, 07/01/30 .. 3,095 2,628,890
4.750%, 06/15/33 .. 4,400 4,321,227
5.125%, 01/15/34 .. 1,500 1,502,679
Prudential Financial, Inc.
5.700%, 12/14/36,
MTN ............ 51 53,517
6.625%, 12/01/37,
MTN ............ 608 681,237
3.000%, 03/10/40 .. 50 37,915
6.625%, 06/21/40,
MTN ............ 853 944,355
6.200%, 11/15/40,
MTN ............ 110 116,221
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Public Storage Operating Co.
5.487%, 07/25/25 .. 200 $ 200,524
5.584%, 04/16/27 .. 4,910 4,931,899
2.300%, 05/01/31 .. 145 125,540
2.250%, 11/09/31 .. 264 223,497
5.100%, 08/01/33 .. 1,631 1,640,999
PulteGroup, Inc.
5.000%, 01/15/27 .. 51 51,134
7.875%, 06/15/32 .. 1,846 2,149,841
6.375%, 05/15/33 .. 688 736,270
6.000%, 02/15/35 .. 829 867,791
PVH Corp.
4.625%, 07/10/25 .. 6,532 6,504,636
Quanta Services, Inc.
2.900%, 10/01/30 .. 640 575,828
2.350%, 01/15/32 .. 194 162,800
3.050%, 10/01/41 .. 365 265,212
Radian Group, Inc.
6.200%, 05/15/29 .. 480 491,951
Raymond James Financial,
Inc.
4.650%, 04/01/30 .. 5,797 5,800,708
Rayonier, LP
2.750%, 05/17/31 .. 1,261 1,082,630
Realty Income Corp.
3.200%, 01/15/27 .. 3,604 3,494,219
2.100%, 03/15/28 .. 1,508 1,384,648
2.200%, 06/15/28 .. 50 45,800
4.000%, 07/15/29 .. 3,508 3,398,471
3.100%, 12/15/29 .. 50 46,081
3.400%, 01/15/30 .. 5,559 5,180,696
4.850%, 03/15/30 .. 83 82,939
3.250%, 01/15/31 .. 1,789 1,632,664
3.200%, 02/15/31 .. 2,998 2,710,787
2.700%, 02/15/32 .. 1,501 1,287,721
5.625%, 10/13/32 .. 7,068 7,330,386
2.850%, 12/15/32 .. 2,100 1,788,981
4.900%, 07/15/33 .. 3,662 3,600,123
5.875%, 03/15/35 .. 1,315 1,372,492
Reinsurance Group of
America, Inc.
3.150%, 06/15/30 .. 631 573,944
6.000%, 09/15/33 .. 500 521,691
Republic Services, Inc.
6.200%, 03/01/40 .. 152 164,537
Revvity, Inc.
1.900%, 09/15/28 .. 51 45,706
3.300%, 09/15/29 .. 25 23,122
2.550%, 03/15/31 .. 747 639,125
Roche Holdings, Inc.
Ω
# 5.510%, 03/10/25 .. 3,231 3,236,890
Ross Stores, Inc.
1.875%, 04/15/31 .. 53 44,119

24
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Royalty Pharma PLC
1.200%, 09/02/25 .. 323 $ 313,225
2.200%, 09/02/30 .. 225 192,181
2.150%, 09/02/31 .. 362 299,990
3.300%, 09/02/40 .. 11,600 8,586,137
RTX Corp.
5.400%, 05/01/35 .. 200 204,694
6.125%, 07/15/38 .. 877 943,706
4.450%, 11/16/38 .. 100 91,294
4.500%, 06/01/42 .. 1,356 1,207,333
Ryder System, Inc.
3.350%, 09/01/25,
MTN ............ 202 199,544
Salesforce, Inc.
2.700%, 07/15/41 .. 1,852 1,339,152
Schlumberger Holdings
Corp.
Ω 3.900%, 05/17/28 .. 60 58,472
4.300%, 05/01/29 .. 50 49,038
Ω 4.300%, 05/01/29 .. 212 207,923
Sempra
3.700%, 04/01/29 .. 100 95,064
3.800%, 02/01/38 .. 454 381,399
6.000%, 10/15/39 .. 5,034 5,162,036
Sempra Infrastructure
Partners, LP
Ω 3.250%, 01/15/32 .. 3,205 2,663,808
Shell Finance US, Inc.
4.125%, 05/11/35 .. 281 261,509
4.550%, 08/12/43 .. 10,465 9,470,912
Shell International Finance
BV
6.375%, 12/15/38 .. 7,447 8,294,599
5.500%, 03/25/40 .. 1,769 1,813,226
Simon Property Group, LP
3.500%, 09/01/25 .. 252 249,545
3.300%, 01/15/26 .. 55 54,123
3.375%, 12/01/27 .. 53 51,308
2.450%, 09/13/29 .. 51 45,961
2.650%, 07/15/30 .. 51 45,520
# 2.200%, 02/01/31 .. 4,480 3,844,262
2.250%, 01/15/32 .. 2,323 1,952,559
2.650%, 02/01/32 .. 352 302,200
5.500%, 03/08/33 .. 8,725 8,956,395
6.250%, 01/15/34 .. 3,646 3,925,301
6.750%, 02/01/40 .. 4,717 5,295,998
4.750%, 03/15/42 .. 1,562 1,434,025
Southern California Edison
Co.
6.650%, 04/01/29 .. 680 727,518
Southern Co. Gas Capital
Corp.
5.750%, 09/15/33 .. 3,476 3,617,121
4.950%, 09/15/34 .. 6,000 5,867,756
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
5.875%, 03/15/41 .. 719 $ 748,762
4.400%, 06/01/43 .. 1,220 1,050,864
Southwest Airlines Co.
5.250%, 05/04/25 .. 678 678,576
Southwest Gas Corp.
2.200%, 06/15/30 .. 1,707 1,467,730
4.050%, 03/15/32 .. 3,392 3,150,595
Southwestern Electric Power
Co.
5.300%, 04/01/33 .. 127 127,237
6.200%, 03/15/40 .. 314 331,794
Stanley Black & Decker, Inc.
2.300%, 03/15/30 .. 9,946 8,687,961
3.000%, 05/15/32 .. 100 87,459
5.200%, 09/01/40 .. 5,394 5,229,843
Steel Dynamics, Inc.
2.800%, 12/15/24 .. 150 149,558
Stellantis Finance US, Inc.
Ω 5.625%, 01/12/28 .. 1,900 1,916,359
2.691%, 09/15/31 .. 760 626,263
Ω 2.691%, 09/15/31 .. 1,849 1,523,633
Ω
# 6.375%, 09/12/32 .. 8,070 8,337,441
6.375%, 09/12/32 .. 951 982,516
Sun Communities Operating,
LP
4.200%, 04/15/32 .. 934 860,435
5.700%, 01/15/33 .. 1,827 1,835,888
Tanger Properties, LP
2.750%, 09/01/31 .. 230 193,551
Targa Resources Corp.
4.200%, 02/01/33 .. 937 861,330
6.125%, 03/15/33 .. 625 653,085
Target Corp.
6.500%, 10/15/37 .. 100 112,254
TD SYNNEX Corp.
6.100%, 04/12/34 .. 2,150 2,222,809
Tennessee Valley Authority
6.750%, 11/01/25 .. 437 447,021
2.875%, 02/01/27 .. 239 232,267
7.125%, 05/01/30 .. 110 124,844
5.250%, 09/15/39 .. 825 861,023
3.500%, 12/15/42 .. 435 363,462
Texas Instruments, Inc.
3.875%, 03/15/39 .. 226 199,595
Timken Co. (The)
4.125%, 04/01/32 .. 295 276,142
Transcontinental Gas Pipe
Line Co. LLC
4.450%, 08/01/42 .. 68 59,152
Travelers Cos., Inc. (The)
6.250%, 06/15/37,
MTN ............ 50 54,921
5.350%, 11/01/40 .. 207 207,826

25
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Trimble, Inc.
4.750%, 12/01/24 .. 2,300 $ 2,298,484
6.100%, 03/15/33 .. 100 105,380
Truist Bank
2.150%, 12/06/24 .. 1,540 1,535,563
1.500%, 03/10/25 .. 3,799 3,754,467
Truist Financial Corp.
4.000%, 05/01/25 .. 355 353,601
TWDC Enterprises 18 Corp.
7.000%, 03/01/32 .. 46 52,183
4.375%, 08/16/41 .. 580 516,422
UDR, Inc.
3.000%, 08/15/31 .. 100 88,723
Union Pacific Corp.
3.550%, 08/15/39,
MTN ............ 199 165,415
3.375%, 02/14/42 .. 48 37,680
United Parcel Service, Inc.
5.200%, 04/01/40 .. 4,737 4,711,774
UnitedHealth Group, Inc.
5.384%, 07/15/26 .. 743 745,763
4.625%, 07/15/35 .. 51 49,455
6.500%, 06/15/37 .. 1,450 1,610,349
6.875%, 02/15/38 .. 3,665 4,244,923
2.750%, 05/15/40 .. 735 533,349
5.950%, 02/15/41 .. 250 263,795
3.050%, 05/15/41 .. 500 374,472
4.625%, 11/15/41 .. 2,279 2,095,154
3.950%, 10/15/42 .. 926 772,353
5.500%, 07/15/44 .. 7,630 7,715,572
Unum Group
5.750%, 08/15/42 .. 6,080 6,034,439
US Bancorp
1.375%, 07/22/30 .. 47 38,977
US Bank NA
# 2.050%, 01/21/25 .. 300 298,090
2.800%, 01/27/25 .. 6,505 6,471,086
Utah Acquisition Sub, Inc.
3.950%, 06/15/26 .. 37 36,397
Valero Energy Corp.
7.500%, 04/15/32 .. 410 464,241
6.625%, 06/15/37 .. 651 701,216
Ventas Realty, LP
2.650%, 01/15/25 .. 15 14,927
3.500%, 02/01/25 .. 761 757,851
5.700%, 09/30/43 .. 540 534,490
VeriSign, Inc.
5.250%, 04/01/25 .. 95 94,921
2.700%, 06/15/31 .. 536 459,164
Verizon Communications,
Inc.
3.500%, 11/01/24 .. 1,136 1,136,000
3.376%, 02/15/25 .. 599 596,175
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
2.355%, 03/15/32 .. 1,750 $ 1,459,053
5.050%, 05/09/33 .. 70 70,062
6.400%, 09/15/33 .. 935 1,020,959
4.400%, 11/01/34 .. 1,102 1,034,840
4.272%, 01/15/36 .. 200 182,838
5.250%, 03/16/37 .. 800 793,707
4.812%, 03/15/39 .. 5,862 5,491,682
2.650%, 11/20/40 .. 6,566 4,588,698
3.400%, 03/22/41 .. 15,246 11,800,951
2.850%, 09/03/41 .. 6,466 4,600,904
3.850%, 11/01/42 .. 1,222 989,423
6.550%, 09/15/43 .. 1,774 1,997,833
Viatris, Inc.
2.300%, 06/22/27 .. 57 53,142
2.700%, 06/22/30 .. 4,152 3,603,067
3.850%, 06/22/40 .. 13,161 9,870,636
Virginia Electric and Power
Co.
5.000%, 04/01/33 .. 1,135 1,127,221
5.300%, 08/15/33 .. 50 50,638
6.000%, 01/15/36 .. 500 529,733
6.000%, 05/15/37 .. 1,180 1,242,575
6.350%, 11/30/37 .. 100 108,441
8.875%, 11/15/38 .. 3,729 4,933,877
4.000%, 01/15/43 .. 2,150 1,774,917
4.650%, 08/15/43 .. 950 856,212
4.450%, 02/15/44 .. 1,105 972,905
VMware LLC
1.400%, 08/15/26 .. 49 46,186
W. P. Carey, Inc.
3.850%, 07/15/29 .. 10 9,557
Walmart, Inc.
5.625%, 04/15/41 .. 300 318,616
Walt Disney Co. (The)
6.200%, 12/15/34 .. 100 109,887
6.400%, 12/15/35 .. 54 59,874
6.650%, 11/15/37 .. 905 1,025,508
3.500%, 05/13/40 .. 465 376,764
6.150%, 02/15/41 .. 3,118 3,383,814
5.400%, 10/01/43 .. 400 401,775
4.750%, 09/15/44 .. 400 369,604
Wells Fargo & Co.
3.000%, 02/19/25 .. 1,817 1,806,036
1.625%, 06/02/25,
MTN ............ 3,000 3,229,745
3.550%, 09/29/25,
MTN ............ 91 90,120
3.000%, 04/22/26 .. 40 39,045
3.000%, 10/23/26 .. 100 96,836
1.375%, 10/26/26,
MTN ............ 3,000 3,157,822
4.150%, 01/24/29 .. 53 51,695
5.375%, 02/07/35 .. 110 111,652

26
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Wells Fargo Bank NA
5.690%, 08/01/25 .. 1,150 $ 1,153,997
5.594%, 01/15/26 .. 2,100 2,108,899
6.004%, 12/11/26 .. 1,750 1,768,427
Welltower OP LLC
4.125%, 03/15/29 .. 51 49,744
3.100%, 01/15/30 .. 178 163,660
2.750%, 01/15/31 .. 121 107,087
2.800%, 06/01/31 .. 529 467,043
6.500%, 03/15/41 .. 509 560,462
Western Union Co. (The)
2.750%, 03/15/31 .. 2,993 2,556,839
# 6.200%, 11/17/36 .. 2,991 3,069,004
6.200%, 06/21/40 .. 843 853,586
Westlake Corp.
2.875%, 08/15/41 .. 48 33,312
Weyerhaeuser Co.
7.375%, 03/15/32 .. 1,074 1,217,103
Williams Cos., Inc. (The)
3.900%, 01/15/25 .. 248 247,388
4.000%, 09/15/25 .. 121 120,063
7.500%, 01/15/31 .. 1,361 1,515,910
2.600%, 03/15/31 .. 186 161,091
7.750%, 06/15/31 .. 270 305,492
6.300%, 04/15/40 .. 4,357 4,593,687
Willis North America, Inc.
4.500%, 09/15/28 .. 51 50,227
WP Carey, Inc.
4.000%, 02/01/25 .. 50 49,849
2.400%, 02/01/31 .. 144 123,058
WRKCo, Inc.
4.000%, 03/15/28 .. 140 136,083
3.900%, 06/01/28 .. 51 49,207
4.900%, 03/15/29 .. 49 48,850
4.200%, 06/01/32 .. 344 325,350
3.000%, 06/15/33 .. 361 306,268
Xcel Energy, Inc.
6.500%, 07/01/36 .. 822 895,050
Zimmer Biomet Holdings,
Inc.
3.550%, 04/01/25 .. 71 70,550
Zoetis, Inc.
4.700%, 02/01/43 .. 228 207,095
TOTAL UNITED STATES 1,925,115,007
TOTAL BONDS ........ 2,960,547,642
U.S. TREASURY
OBLIGATIONS — (36.9%)
U.S. Treasury Bills
4.740%, 11/05/24 .. 10,000 9,994,781
4.910%, 11/12/24 .. 20,000 19,971,492
4.640%, 11/19/24 .. 20,000 19,953,773
4.690%, 11/26/24 .. 20,000 19,936,132
Face
Amount^ Value†
(000)
U.S. Treasury Bills
4.680%, 12/03/24 .. 20,000 $ 19,918,664
4.650%, 12/10/24 .. 22,000 21,891,022
4.850%, 12/12/24 .. 26,000 25,864,192
# 4.670%, 12/19/24 .. 19,000 18,884,733
4.540%, 12/26/24 .. 19,000 18,867,376
4.520%, 01/02/25 .. 17,000 16,867,774
4.580%, 01/09/25 .. 20,000 19,828,842
4.580%, 01/16/25 .. 18,000 17,830,634
4.520%, 01/21/25 .. 21,000 20,789,678
4.560%, 01/23/25 .. 22,000 21,775,017
4.520%, 01/30/25 .. 22,000 21,755,849
4.450%, 02/18/25 .. 22,000 21,704,635
U.S. Treasury Bonds
6.125%, 08/15/29 .. 3,838 4,161,981
1.125%, 08/15/40 .. 6,632 4,100,836
1.750%, 08/15/41 .. 59,861 40,151,365
2.000%, 11/15/41 .. 1,714 1,192,971
2.375%, 02/15/42 .. 816 601,163
# 3.875%, 05/15/43 .. 63,000 57,450,586
4.375%, 08/15/43 .. 35,184 34,311,272
3.625%, 08/15/43 .. 25,000 21,943,360
U.S. Treasury Notes
0.750%, 11/15/24 .. 2,881 2,876,663
4.690%, 01/31/25 .. 16,787 16,791,109
2.000%, 02/15/25 .. 2 1,985
1.750%, 03/15/25 .. 92 91,076
4.659%, 04/30/25 .. 140,402 140,388,677
4.615%, 07/31/25 .. 146,943 146,866,610
4.660%, 10/31/25 .. 153,393 153,322,381
4.735%, 01/31/26 .. 161,898 161,966,350
0.375%, 01/31/26 .. – 286
4.640%, 04/30/26 .. 173,949 173,807,943
0.750%, 05/31/26 .. – 95
4.672%, 07/31/26 .. 197,630 197,540,232
0.500%, 05/31/27 .. 37 33,729
0.375%, 07/31/27 .. 44 39,734
0.500%, 08/31/27 .. 21 18,977
0.375%, 09/30/27 .. 52 46,670
4.125%, 09/30/27 .. 20,560 20,563,212
4.125%, 10/31/27 .. 27,837 27,834,725
0.500%, 10/31/27 .. 32 28,746
2.250%, 11/15/27 .. 15,671 14,831,744
0.625%, 11/30/27 .. 37 33,265
3.875%, 11/30/27 .. 18,000 17,864,297
0.625%, 12/31/27 .. 27 24,205
3.875%, 12/31/27 .. 20,776 20,616,934
3.500%, 01/31/28 .. 20,360 19,967,911
0.750%, 01/31/28 .. 23,000 20,640,703
2.750%, 02/15/28 .. 25,712 24,610,201
4.000%, 02/29/28 .. 16,264 16,189,668
1.125%, 02/29/28 .. 20,000 18,131,250
3.625%, 03/31/28 .. 27,008 26,567,010
1.250%, 03/31/28 .. 22,000 19,983,906

27
Dimensional Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
U.S. Treasury Notes
3.500%, 04/30/28 .. 23,643 $ 23,147,051
3.625%, 05/31/28 .. 17,780 17,470,239
4.000%, 06/30/28 .. 21,000 20,892,539
1.250%, 06/30/28 .. 3,451 3,112,640
4.125%, 07/31/28 .. 18,000 17,976,094
1.125%, 08/31/28 .. 16,810 15,017,371
1.250%, 09/30/28 .. 25,320 22,678,214
1.750%, 01/31/29 .. 12,372 11,215,991
2.375%, 03/31/29 .. 65,931 61,202,511
2.875%, 04/30/29 .. 53,419 50,610,329
3.250%, 06/30/29 .. 73,881 71,014,937
2.625%, 07/31/29 .. 2,134 1,993,623
3.125%, 08/31/29 .. 200 190,922
3.875%, 09/30/29 .. 981 968,086
3.875%, 11/30/29 .. 5,425 5,351,890
3.875%, 12/31/29 .. 6,474 6,383,971
3.500%, 01/31/30 .. 11,565 11,197,721
4.000%, 02/28/30 .. 38,725 38,399,770
3.500%, 04/30/30 .. 836 808,112
3.750%, 05/31/30 .. 15,447 15,112,717
3.750%, 06/30/30 .. 19,650 19,215,551
4.000%, 07/31/30 .. 819 810,970
4.625%, 09/30/30 .. 5,510 5,631,177
4.875%, 10/31/30 .. 23,882 24,724,400
4.375%, 11/30/30 .. 60,078 60,608,376
3.750%, 12/31/30 .. 1,237 1,206,220
4.000%, 01/31/31 .. 1,421 1,404,348
4.250%, 02/28/31 .. 13,536 13,560,851
# 4.125%, 03/31/31 .. 28,561 28,405,923
Face
Amount^ Value†
(000)
U.S. Treasury Notes
# 1.250%, 08/15/31 .. 65,000 $ 53,675,781
1.375%, 11/15/31 .. 83,000 68,650,079
1.875%, 02/15/32 .. 78,000 66,498,047
2.875%, 05/15/32 .. 76,949 70,179,893
# 2.750%, 08/15/32 .. 74,909 67,502,958
4.125%, 11/15/32 .. 77,543 76,955,370
TOTAL U.S. TREASURY
OBLIGATIONS ......... 2,675,203,094
COMMERCIAL PAPER
— (0.2%)
UNITED STATES — (0.2%)
EIDP, Inc.
4.930%, 11/05/24 .. 5,750 5,746,068
Ω 4.880%, 12/02/24 .. 8,000 7,965,454
4.880%, 12/10/24 .. 4,350 4,326,558
TOTAL UNITED STATES 18,038,080
TOTAL COMMERCIAL
PAPER ............... 18,038,080
TOTAL INVESTMENT
SECURITIES — ( 98.9% )
(Cost $7,160,458,859) ... 7,167,443,934
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.1%)
@§
The DFA Short Term
Investment Fund ... 6,825,978 78,949,260
TOTAL INVESTMENTS
— (100.0%)
(Cost $7,239,408,119) ... $ 7,246,393,194
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $462,653,503 which represented 8.1% of the net assets of the Fund.
As of October 31, 2024, Dimensional Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 53,414,941 EUR 48,183,938 State Street Bank and Trust 11/04/24 $ 1,104,209
USD 46,129,191 JPY 6,650,473,198 UBS Warburg 11/05/24 2,463,800
USD 78,026,867 AUD 116,165,983 ANZ Banking Group Ltd 11/13/24 1,931,091
USD 43,229,927 EUR 39,750,180 State Street Bank and Trust 11/18/24 50,759
USD 56,217,451 GBP 43,313,011 HSBC 11/25/24 533,821

28
Dimensional Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 50,097,987 EUR 45,971,654 Bank of America Merrill 01/06/25 $ 44,789
Total Appreciation $6,128,469
EUR 1,943,014 USD 2,112,360 Bank of America Merrill 11/04/24 $ (2,933)
USD 43,825,643 JPY 6,636,135,892 UBS Warburg 01/06/25 (126,381)
Total (Depreciation) $(129,314)
Total Appreciation (Depreciation) $5,999,155
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ...................... $— $1,513,655,118 $— $1,513,655,118
Bonds
Australia ............................. — 177,057,530 — 177,057,530
Belgium ............................. — 6,819,355 — 6,819,355
Canada ............................. — 198,940,128 — 198,940,128
Finland .............................. — 7,047,639 — 7,047,639
France .............................. — 65,116,530 — 65,116,530
Germany ............................ — 91,728,940 — 91,728,940
Ireland .............................. — 16,005,293 — 16,005,293
Italy ................................ — 33,342,282 — 33,342,282
Japan ............................... — 170,973,143 — 170,973,143
Luxembourg .......................... — 24,231,866 — 24,231,866
Netherlands .......................... — 25,055,794 — 25,055,794
New Zealand ......................... — 5,900,650 — 5,900,650
Norway .............................. — 11,009,912 — 11,009,912
Singapore ............................ — 137,168 — 137,168
Spain ............................... — 33,594,086 — 33,594,086
Supranational ......................... — 28,388,551 — 28,388,551
Sweden ............................. — 21,200,048 — 21,200,048
Switzerland ........................... — 9,016,979 — 9,016,979
United Kingdom ....................... — 109,866,741 — 109,866,741
United States ......................... — 1,925,115,007 — 1,925,115,007
U.S. Treasury Obligations ................. — $2,675,203,094 — $2,675,203,094
Commercial Paper ....................... — $18,038,080 — $18,038,080
Securities Lending Collateral ............... — 78,949,260 — 78,949,260
Total Investments ........................ $— $7,246,393,194 $— $7,246,393,194
Financial Instruments
Assets
Forward Currency Contracts** .............. — 6,128,469 — 6,128,469
Liabilities
Forward Currency Contracts** .............. — (129,314) — (129,314)
Total Other Financial Instruments ........... $– $5,999,155 $– $5,999,155
**
Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

29
Dimensional Short-Duration Fixed Income ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Face
Amount ^ Value†
(000)
AGENCY
OBLIGATION  — (0.0%)
Federal Home Loan Banks
2.750%, 12/13/24 .. 705 $ 703,441
TOTAL AGENCY
OBLIGATION .......... 703,441
BONDS — (89.8%)
AUSTRALIA — (5.5%)
ANZ New Zealand Int'l, Ltd.
Ω 5.665%, 02/18/25 .. 573 573,636
Ω 5.355%, 08/14/28 .. 5,394 5,497,223
APA Infrastructure, Ltd.
Ω
# 4.250%, 07/15/27 .. 485 477,722
0.750%, 03/15/29,
MTN ............ EUR 9,200 8,933,472
ASB Bank, Ltd.
Ω 5.398%, 11/29/27 .. 300 306,216
Australia & New Zealand
Banking Group, Ltd.
Ω 5.523%, 10/03/25 .. 450 451,075
5.695%, 01/18/27 .. 7,000 7,041,126
Ω 5.695%, 01/18/27 .. 250 251,469
5.350%, 11/04/27,
MTN ............ AUD 4,982 3,321,453
4.500%, 03/31/28 .. AUD 7,751 5,036,028
4.950%, 09/11/28,
MTN ............ AUD 3,500 2,305,197
Bank of New Zealand
Ω 2.000%, 02/21/25 .. 1,046 1,036,547
Commonwealth Bank of
Australia
Ω 5.512%, 01/10/25 .. 1,775 1,776,714
Ω 5.659%, 03/14/25 .. 5,740 5,751,758
Ω 5.281%, 07/07/25 .. 4,170 4,175,659
Ω 5.559%, 09/12/25 .. 5,419 5,428,552
Ω 5.674%, 03/13/26 .. 8,632 8,681,375
Ω 1.125%, 06/15/26 .. 544 516,401
Ω 5.439%, 06/15/26 .. 1,150 1,151,284
4.400%, 08/18/27,
MTN ............ AUD 4,510 2,931,506
5.000%, 01/13/28,
MTN ............ AUD 15,700 10,346,418
5.310%, 08/17/28,
MTN ............ AUD 6,000 3,960,294
Glencore Capital Finance
DAC
0.750%, 03/01/29,
MTN ............ EUR 4,400 4,277,694
Glencore Funding LLC
Ω
# 4.000%, 04/16/25 .. 50 49,750
Ω 1.625%, 09/01/25 .. 1,123 1,092,911
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
Ω 5.941%, 04/04/27 .. 469 $ 472,340
Ω 5.400%, 05/08/28 .. 2,160 2,196,194
Ω 5.371%, 04/04/29 .. 7,649 7,757,651
Macquarie Bank, Ltd.
2.300%, 01/22/25 .. 766 761,373
Ω 6.161%, 12/07/26 .. 2,400 2,431,183
Ω 5.804%, 07/02/27 .. 14,340 14,435,387
Macquarie Group, Ltd.
Ω 6.207%, 11/22/24 .. 5,382 5,385,388
National Australia Bank, Ltd.
5.132%, 11/22/24 .. 562 562,032
Ω 1.388%, 01/12/25 .. 2,845 2,825,242
Ω 5.262%, 01/12/25 .. 3,181 3,180,997
Ω 5.857%, 05/13/25 .. 2,200 2,207,158
Ω 5.816%, 06/09/25 .. 660 662,542
Ω 5.600%, 12/10/25 .. 10,530 10,571,411
Ω 5.554%, 06/11/27 .. 4,600 4,610,180
4.944%, 01/12/28 .. 3,000 3,037,174
5.373%, 05/12/28,
MTN ............ AUD 900 594,421
5.400%, 11/16/28 .. AUD 2,100 1,405,374
4.787%, 01/10/29 .. 9,989 10,071,401
New South Wales Treasury
Corp.
3.000%, 04/20/29 .. AUD 5,000 3,086,420
Norfina, Ltd.
4.800%, 12/14/27,
MTN ............ AUD 1,000 652,569
4.750%, 03/19/29 .. AUD 5,000 3,247,485
South Australian
Government Financing
Authority
3.000%, 05/24/28 .. AUD 3,700 2,319,068
Telstra Corp., Ltd.
Ω 3.125%, 04/07/25 .. 200 198,350
3.125%, 04/07/25 .. 50 49,587
Westpac Banking Corp.
5.365%, 11/18/24 .. 3,292 3,292,889
1.019%, 11/18/24 .. 2,296 2,291,725
# 2.350%, 02/19/25 .. 1,643 1,631,063
6.024%, 08/26/25 .. 3,029 3,046,826
5.785%, 11/17/25 .. 2,507 2,517,157
5.305%, 04/16/26 .. 1,215 1,216,932
5.512%, 06/03/26 .. 295 295,501
2.400%, 01/25/27,
MTN ............ AUD 3,000 1,870,736
5.603%, 11/11/27 .. AUD 1,000 664,883
4.800%, 02/16/28,
MTN ............ AUD 7,200 4,718,728
5.347%, 02/16/28,
MTN ............ AUD 1,100 726,147

30
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
5.346%, 09/19/28 .. AUD 500 $ 329,451
5.535%, 11/17/28 .. 1,765 1,832,101
1.953%, 11/20/28 .. 80 72,378
5.100%, 05/14/29,
MTN ............ AUD 7,200 4,763,435
TOTAL AUSTRALIA ..... 197,362,359
BELGIUM — (0.2%)
Crelan SA
5.750%, 01/26/28,
MTN ............ EUR 5,000 5,803,868
TOTAL BELGIUM ...... 5,803,868
CANADA — (6.8%)
Alimentation Couche-Tard,
Inc.
Ω 3.550%, 07/26/27 .. 132 127,912
Bank of Montreal
5.200%, 12/12/24 .. 2,124 2,124,399
5.639%, 12/12/24 .. 777 777,485
1.500%, 01/10/25,
MTN ............ 1,049 1,042,285
5.347%, 01/10/25 .. 1,337 1,337,734
1.850%, 05/01/25,
MTN ............ 3,535 3,483,303
6.016%, 06/07/25 .. 1,337 1,342,785
3.700%, 06/07/25,
MTN ............ 575 571,460
5.833%, 09/25/25 .. 1,021 1,026,267
6.297%, 06/05/26 .. 1,157 1,169,800
1.250%, 09/15/26,
MTN ............ 691 650,082
5.539%, 09/15/26 .. 1,142 1,140,375
6.094%, 12/11/26 .. 1,775 1,794,488
5.745%, 06/04/27 .. 9,488 9,491,934
4.700%, 09/14/27,
MTN ............ 268 268,817
5.717%, 09/25/28 .. 1,045 1,080,448
Bank of Nova Scotia (The)
5.250%, 12/06/24 .. 3,462 3,462,733
1.450%, 01/10/25 .. 1,201 1,192,646
5.342%, 01/10/25 .. 160 160,065
2.200%, 02/03/25 .. 5,664 5,624,171
3.450%, 04/11/25 .. 1,126 1,119,295
5.782%, 04/11/25 .. 429 430,170
1.300%, 06/11/25 .. 218 213,427
5.450%, 06/12/25 .. 200 200,790
6.019%, 06/12/25 .. 150 150,619
5.538%, 03/02/26 .. 795 795,506
5.529%, 09/15/26 .. 500 499,467
5.765%, 06/04/27 .. 11,330 11,352,902
# 5.250%, 06/12/28 .. 4,900 4,988,812
5.450%, 08/01/29 .. 1,136 1,165,808
5.970%, 08/01/29 .. 500 501,671
Brookfield Corp.
4.000%, 01/15/25 .. 2,291 2,285,590
Face
Amount^ Value†
(000)
CANADA — (Continued)
Brookfield Finance, Inc.
3.900%, 01/25/28 .. 5,098 $ 4,972,489
4.850%, 03/29/29 .. 413 412,935
Canadian Imperial Bank of
Commerce
2.250%, 01/28/25 .. 4,446 4,416,825
3.300%, 04/07/25 .. 3,395 3,373,135
5.821%, 04/07/25 .. 1,440 1,444,376
5.144%, 04/28/25 .. 2,470 2,474,697
1.250%, 06/22/26 .. 391 370,687
6.104%, 10/02/26 .. 4,648 4,698,453
3.450%, 04/07/27 .. 546 531,501
5.823%, 06/28/27 .. 2,595 2,605,847
5.001%, 04/28/28 .. 1,342 1,351,516
5.986%, 10/03/28 .. 800 835,434
5.260%, 04/08/29 .. 1,021 1,038,809
Canadian Natural
Resources, Ltd.
3.900%, 02/01/25 .. 3,867 3,854,542
2.050%, 07/15/25 .. 981 961,077
Canadian Pacific Railway
Co.
2.900%, 02/01/25 .. 403 400,760
CDP Financial, Inc.
Ω 5.480%, 05/19/25 .. 439 439,431
4.875%, 06/05/29,
MTN ............ 1,500 1,527,541
Ω
# 4.875%, 06/05/29 .. 3,000 3,055,082
Columbia Pipeline Group,
Inc.
4.500%, 06/01/25 .. 3,791 3,777,282
CPPIB Capital, Inc.
6.211%, 03/11/26 .. 500 506,335
Ω 6.211%, 03/11/26 .. 500 506,334
4.400%, 01/15/29,
MTN ............ AUD 5,000 3,244,472
Element Fleet Management
Corp.
Ω 3.850%, 06/15/25 .. 2,057 2,042,323
Ω 6.319%, 12/04/28 .. 1,926 2,013,772
Enbridge, Inc.
2.500%, 01/15/25 .. 384 381,949
2.500%, 02/14/25 .. 673 668,250
Export Development Canada
5.218%, 08/01/28 .. 5,390 5,394,585
4.500%, 09/06/28 .. AUD 2,700 1,767,984
Fairfax Financial Holdings,
Ltd.
4.850%, 04/17/28 .. 2,425 2,413,679
Federation des Caisses
Desjardins du Quebec
Ω 5.250%, 04/26/29 .. 545 549,842
Kinross Gold Corp.
4.500%, 07/15/27 .. 316 312,610

31
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
CANADA — (Continued)
Liberty Utilities Co.
Ω 5.577%, 01/31/29 .. 3,000 $ 3,033,203
Magna International, Inc.
4.150%, 10/01/25 .. 1,670 1,661,030
5.050%, 03/14/29 .. 7,200 7,266,479
National Bank of Canada
5.250%, 01/17/25 .. 348 348,110
5.600%, 12/18/28 .. 5,652 5,804,286
4.500%, 10/10/29 .. 4,650 4,556,577
Nutrien, Ltd.
5.900%, 11/07/24 .. 2,452 2,452,266
3.000%, 04/01/25 .. 745 739,607
Ontario Teachers' Finance
Trust
4.250%, 04/25/28 .. 5,000 4,972,090
Ω 4.625%, 04/10/29 .. 3,000 3,018,532
Province of Alberta Canada
1.875%, 11/13/24 .. 54 53,944
3.600%, 04/11/28,
MTN ............ AUD 1,000 628,288
Province of British Columbia
Canada
4.800%, 11/15/28 .. 15,000 15,257,954
4.900%, 04/24/29 .. 10,000 10,212,657
Province of Manitoba
Canada
3.600%, 08/17/27,
MTN ............ AUD 5,000 3,185,980
PSP Capital, Inc.
1.625%, 10/26/28 .. 10,000 9,010,902
Rogers Communications,
Inc.
3.625%, 12/15/25 .. 166 163,736
Royal Bank of Canada
2.250%, 11/01/24 .. 848 848,000
5.723%, 04/14/25 .. 1,000 1,002,866
1.150%, 06/10/25 .. 204 199,771
5.457%, 04/27/26 .. 1,444 1,447,650
5.965%, 07/20/26 .. 1,140 1,152,725
5.835%, 01/19/27 .. 2,700 2,717,936
5.595%, 01/21/27 .. 5,435 5,448,236
4.900%, 01/12/28 .. 400 402,493
5.000%, 01/24/28,
MTN ............ GBP 1,500 1,927,767
Spectra Energy Partners, LP
3.500%, 03/15/25 .. 228 226,590
TC PipeLines, LP
4.375%, 03/13/25 .. 1,853 1,846,079
Toronto-Dominion Bank
(The)
1.250%, 12/13/24 .. 1,031 1,026,379
# 1.450%, 01/10/25 .. 277 275,123
5.292%, 01/10/25 .. 391 391,143
5.981%, 06/06/25 .. 200 200,852
3.766%, 06/06/25 .. 500 497,006
Face
Amount^ Value†
(000)
CANADA — (Continued)
1.150%, 06/12/25 .. 1,000 $ 978,075
5.965%, 07/17/26 .. 5,640 5,685,103
5.540%, 09/10/26 .. 278 277,807
5.610%, 04/05/27 .. 8,755 8,763,267
4.108%, 06/08/27 .. 6,050 5,969,289
2.551%, 08/03/27,
MTN ............ EUR 100 107,381
4.693%, 09/15/27 .. 558 557,123
5.156%, 01/10/28 .. 702 709,489
5.523%, 07/17/28 .. 1,053 1,076,998
4.994%, 04/05/29 .. 133 133,754
TransCanada PipeLines, Ltd.
4.250%, 05/15/28 .. 50 49,060
TOTAL CANADA ....... 240,201,403
DENMARK — (0.8%)
Danske Bank A/S
Ω 4.375%, 06/12/28 .. 350 342,763
DSV Finance BV
3.500%, 06/26/29,
MTN ............ EUR 6,500 7,125,909
ISS Global A/S
3.875%, 06/05/29,
MTN ............ EUR 16,400 18,103,919
Nykredit Realkredit A/S
4.625%, 01/19/29,
MTN ............ EUR 3,500 3,978,131
TOTAL DENMARK ..... 29,550,722
FINLAND — (0.6%)
Nordea Bank Abp
Ω 3.600%, 06/06/25 .. 435 432,334
Ω 1.500%, 09/30/26 .. 1,367 1,288,322
Ω 5.632%, 03/19/27 .. 2,665 2,676,143
Ω 5.970%, 09/10/29 .. 500 502,778
Ω 4.375%, 09/10/29 .. 13,041 12,808,811
OP Corporate Bank PLC
0.375%, 12/08/28,
MTN ............ EUR 3,000 2,898,530
TOTAL FINLAND ....... 20,606,918
FRANCE — (3.0%)
Arval Service Lease SA
0.875%, 02/17/25,
MTN ............ EUR 1,500 1,617,642
Banque Federative du Credit
Mutuel SA
Ω 2.375%, 11/21/24 .. 2,963 2,958,607
Ω 0.998%, 02/04/25 .. 2,638 2,610,725
Ω 5.300%, 02/04/25 .. 3,900 3,901,872
1.000%, 05/23/25,
MTN ............ EUR 1,000 1,073,328
0.750%, 07/17/25,
MTN ............ EUR 1,500 1,604,549
Ω 6.284%, 07/13/26 .. 1,550 1,568,638
Ω 1.604%, 10/04/26 .. 1,640 1,548,004

32
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
FRANCE — (Continued)
Ω 6.016%, 01/23/27 .. 1,640 $ 1,654,385
Ω 4.753%, 07/13/27 .. 405 404,754
Ω 6.139%, 02/16/28 .. 6,536 6,565,608
Ω 5.790%, 07/13/28 .. 2,495 2,569,936
Banque Stellantis France
SACA
3.050%, 01/22/25,
MTN ............ EUR 5,000 5,390,930
BNP Paribas SA
Ω 3.375%, 01/09/25 .. 4,085 4,071,093
Ω 3.500%, 11/16/27 .. 500 480,485
1.875%, 12/14/27 .. GBP 1,500 1,745,311
Ω 4.400%, 08/14/28 .. 4,091 4,004,219
BPCE SA
Ω
# 2.375%, 01/14/25 .. 1,900 1,890,006
Ω 1.625%, 01/14/25 .. 3,040 3,018,441
Ω 5.846%, 09/25/25 .. 1,050 1,055,229
Ω 1.000%, 01/20/26 .. 2,150 2,055,199
Ω 4.750%, 07/19/27 .. 1,551 1,549,539
3.250%, 01/11/28,
MTN ............ 2,000 1,896,827
Ω 3.250%, 01/11/28 .. 2,100 1,991,668
Ω 5.125%, 01/18/28 .. 2,768 2,777,897
4.375%, 07/13/28,
MTN ............ EUR 1,800 2,020,230
Ω 5.281%, 05/30/29 .. 1,000 1,009,806
Ω
# 2.700%, 10/01/29 .. 642 579,266
Bpifrance SACA
0.050%, 09/26/29 .. EUR 2,000 1,889,416
Caisse d'Amortissement de
la Dette Sociale
Ω 1.125%, 11/29/24 .. 600 598,362
Credit Agricole SA
Ω 6.170%, 07/05/26 .. 4,972 5,032,065
Ω
# 4.125%, 01/10/27 .. 625 615,289
Ω 5.804%, 03/11/27 .. 13,350 13,409,674
Ω 5.301%, 07/12/28 .. 2,079 2,109,959
1.750%, 03/05/29,
MTN ............ EUR 500 508,365
1.000%, 07/03/29,
MTN ............ EUR 1,100 1,085,710
Electricite de France SA
4.500%, 09/21/28 .. 2,000 1,967,254
Societe Generale SA
Ω 2.625%, 01/22/25 .. 7,233 7,190,350
Ω 4.000%, 01/12/27 .. 1,803 1,756,980
TotalEnergies Capital
Canada, Ltd.
2.125%, 09/18/29,
MTN ............ EUR 2,100 2,189,831
TotalEnergies Capital
International SA
2.434%, 01/10/25 .. 1,250 1,243,866
Vinci SA
Ω 3.750%, 04/10/29 .. 3,950 3,794,462
Face
Amount^ Value†
(000)
FRANCE — (Continued)
WEA Finance LLC
Ω 3.500%, 06/15/29 .. 927 $ 851,950
TOTAL FRANCE ....... 107,857,727
GERMANY — (4.6%)
Bayer US Finance II LLC
Ω 5.500%, 08/15/25 .. 316 315,493
Ω 4.250%, 12/15/25 .. 350 346,498
Ω 4.375%, 12/15/28 .. 14,277 13,800,706
4.375%, 12/15/28 .. 3,000 2,900,508
Bayer US Finance LLC
Ω 6.250%, 01/21/29 .. 2,600 2,687,993
BMW Finance NV
Ω 2.850%, 08/14/29 .. 475 433,824
BMW US Capital LLC
Ω 5.725%, 04/01/25 .. 55 55,126
Ω
# 3.900%, 04/09/25 .. 254 252,908
Ω 5.723%, 08/11/25 .. 2,000 2,003,965
Ω 5.434%, 04/02/26 .. 9,252 9,254,732
Ω
# 1.250%, 08/12/26 .. 251 236,708
Ω 5.897%, 08/13/26 .. 1,091 1,096,627
Ω 3.750%, 04/12/28 .. 1,750 1,686,610
Ω 3.950%, 08/14/28 .. 700 678,543
Ω 3.625%, 04/18/29 .. 500 475,204
Ω 4.650%, 08/13/29 .. 6,287 6,220,799
Daimler Truck Finance
Canada, Inc.
5.180%, 09/19/25 .. CAD 4,100 2,975,636
Daimler Truck Finance North
America LLC
Ω 1.625%, 12/13/24 .. 7,910 7,876,889
Ω 5.700%, 12/13/24 .. 300 300,199
Ω 5.200%, 01/17/25 .. 4,198 4,200,256
Ω 3.500%, 04/07/25 .. 2,153 2,140,293
Ω 5.600%, 08/08/25 .. 500 503,256
Ω 5.846%, 09/25/27 .. 1,050 1,052,266
Ω 5.125%, 01/19/28 .. 5,301 5,338,407
Ω 5.400%, 09/20/28 .. 4,510 4,588,399
Ω 2.375%, 12/14/28 .. 1,628 1,477,447
Ω 5.125%, 09/25/29 .. 700 703,606
Deutsche Bank AG
1.686%, 03/19/26 .. 91 87,399
5.371%, 09/09/27 .. 171 174,479
5.414%, 05/10/29 .. 12,788 12,979,679
EMD Finance LLC
Ω 3.250%, 03/19/25 .. 3,343 3,320,860
Kreditanstalt fuer
Wiederaufbau
4.200%, 02/08/29,
MTN ............ AUD 13,800 8,938,201
Landeskreditbank Baden-
Wuerttemberg Foerderbank
1.375%, 01/27/25 .. 735 729,353

33
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Landwirtschaftliche
Rentenbank
2.000%, 01/13/25 .. 442 $ 439,659
4.000%, 01/19/28 .. AUD 1,500 969,510
3.250%, 04/12/28,
MTN ............ AUD 1,100 692,997
Mercedes-Benz Finance
North America LLC
Ω 5.500%, 11/27/24 .. 4,403 4,403,823
Ω 2.125%, 03/10/25 .. 450 445,475
Ω 5.811%, 03/30/25 .. 950 952,563
Ω 3.300%, 05/19/25 .. 200 198,217
Ω 5.458%, 08/01/25 .. 2,644 2,649,066
Ω 5.551%, 01/09/26 .. 700 702,244
Ω 5.517%, 07/31/26 .. 1,550 1,550,904
Ω 3.750%, 02/22/28 .. 3,200 3,098,156
5.100%, 08/03/28 .. 5,000 5,055,979
Ω 4.800%, 08/01/29 .. 500 497,439
Ω 3.100%, 08/15/29 .. 193 178,244
Siemens
Financieringsmaatschappij
NV
Ω 6.125%, 08/17/26 .. 2 2,057
Ω 1.700%, 03/11/28 .. 15,600 14,255,319
T-Mobile USA, Inc.
3.500%, 04/15/25 .. 830 824,519
Traton Finance Luxembourg
SA
0.125%, 03/24/25,
MTN ............ EUR 2,000 2,144,154
Volkswagen Financial
Services Overseas AG
3.860%, 02/12/25,
MTN ............ EUR 4,000 4,302,709
Volkswagen Group of
America Finance LLC
Ω 3.350%, 05/13/25 .. 2,364 2,345,288
Ω
# 3.950%, 06/06/25 .. 650 646,020
Ω 5.716%, 03/20/26 .. 3,298 3,301,588
Ω 6.136%, 08/14/26 .. 742 745,443
Ω 4.350%, 06/08/27 .. 359 352,401
Ω 5.650%, 09/12/28 .. 1,300 1,313,722
Ω 4.750%, 11/13/28 .. 667 652,426
Ω 5.250%, 03/22/29 .. 2,339 2,326,464
Ω 4.600%, 06/08/29 .. 1,385 1,343,199
Ω 4.950%, 08/15/29 .. 3,600 3,536,376
VW Credit Canada, Inc.
2.050%, 12/10/24 .. CAD 5,000 3,579,432
TOTAL GERMANY ..... 163,338,262
IRELAND — (0.9%)
Accenture Capital, Inc.
4.050%, 10/04/29 .. 16,750 16,376,495
Face
Amount^ Value†
(000)
IRELAND — (Continued)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3.500%, 01/15/25 .. 6,383 $ 6,360,337
6.500%, 07/15/25 .. 2,660 2,683,613
4.450%, 10/01/25 .. 624 622,246
2.450%, 10/29/26 .. 718 685,334
3.650%, 07/21/27 .. 1,124 1,090,645
4.625%, 10/15/27 .. 700 694,969
3.875%, 01/23/28 .. 1,300 1,258,798
5.750%, 06/06/28 .. 927 951,142
3.000%, 10/29/28 .. 800 742,617
TOTAL IRELAND ....... 31,466,196
ITALY — (0.8%)
Enel Finance International
NV
Ω 7.050%, 10/14/25 .. 307 313,007
7.050%, 10/14/25 .. 840 856,435
Ω 3.500%, 04/06/28 .. 1,482 1,416,528
Eni SpA
4.750%, 09/12/28 .. 6,770 6,756,093
Ω 4.750%, 09/12/28 .. 11,940 11,916,013
Eni USA, Inc.
7.300%, 11/15/27 .. 7,000 7,468,620
Intesa Sanpaolo SpA
Ω 7.000%, 11/21/25 .. 700 713,854
Ω 3.875%, 01/12/28 .. 250 239,706
TOTAL ITALY ......... 29,680,256
JAPAN — (5.9%)
7-Eleven, Inc.
Ω 1.300%, 02/10/28 .. 10,450 9,297,718
1.300%, 02/10/28 .. 200 177,947
Aircastle, Ltd.
Ω 5.250%, 08/11/25 .. 2,100 2,098,440
Ω 2.850%, 01/26/28 .. 400 370,739
Ω 6.500%, 07/18/28 .. 1,248 1,294,463
Ω 5.950%, 02/15/29 .. 7,567 7,735,614
American Honda Finance
Corp.
5.738%, 11/22/24 .. 1,900 1,898,917
5.552%, 01/10/25,
MTN ............ 250 250,211
1.500%, 01/13/25 .. 65 64,565
# 5.653%, 02/12/25 .. 1,300 1,300,121
5.666%, 04/23/25 .. 3,681 3,690,292
5.338%, 04/29/25 .. 245 245,065
5.374%, 06/13/25 .. 2,500 2,500,790
5.680%, 08/14/25 .. 3,967 3,976,037
5.673%, 10/03/25 .. 1,495 1,501,289
5.592%, 01/09/26 .. 2,327 2,332,224
5.382%, 01/12/26 .. 370 369,927
5.802%, 01/12/26 .. 2,481 2,493,598
5.678%, 10/05/26 .. 2,438 2,442,952
5.699%, 03/12/27 .. 745 747,697
5.592%, 07/09/27 .. 1,752 1,756,604

34
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
JAPAN — (Continued)
4.400%, 09/05/29 .. 2,291 $ 2,253,004
Aviation Capital Group LLC
Ω 5.500%, 12/15/24 .. 554 553,990
Ω 5.375%, 07/15/29 .. 950 955,582
Japan Government Five Year
Bond
0.005%, 06/20/26 .. JPY 450,000 2,934,978
0.005%, 09/20/26 .. JPY 810,000 5,275,675
0.300%, 12/20/28 .. JPY 780,000 5,075,415
Japan Government Two Year
Bond
0.400%, 07/01/26 .. JPY 480,000 3,149,991
JT International Financial
Services BV
3.875%, 09/28/28,
MTN ............ 5,000 4,824,801
Mitsubishi UFJ Financial
Group, Inc.
2.193%, 02/25/25 .. 14,112 13,994,334
3.777%, 03/02/25 .. 2,233 2,225,116
1.412%, 07/17/25 .. 767 749,309
2.757%, 09/13/26 .. 485 469,051
3.195%, 07/18/29 .. 1,656 1,544,387
Mizuho Financial Group, Inc.
3.477%, 04/12/26 .. 300 294,843
Ω 3.477%, 04/12/26 .. 2,718 2,671,277
2.839%, 09/13/26 .. 272 263,717
0.402%, 09/06/29,
MTN ............ EUR 6,000 5,700,948
Nomura Holdings, Inc.
2.648%, 01/16/25 .. 5,608 5,577,759
5.099%, 07/03/25 .. 2,357 2,356,491
1.851%, 07/16/25 .. 3,311 3,237,768
2.329%, 01/22/27 .. 1,102 1,041,118
6.133%, 07/02/27 .. 2,594 2,613,877
5.842%, 01/18/28 .. 500 512,295
6.070%, 07/12/28 .. 678 701,251
2.172%, 07/14/28 .. 2,905 2,617,273
NTT Finance Corp.
0.010%, 03/03/25 .. EUR 290 311,644
Ω 1.591%, 04/03/28 .. 695 625,565
ORIX Corp.
3.250%, 12/04/24 .. 15,181 15,154,506
# 5.000%, 09/13/27 .. 2,377 2,398,814
3.780%, 05/29/29,
MTN ............ EUR 1,000 1,100,173
4.650%, 09/10/29 .. 850 839,473
Protective Life Corp.
Ω 4.300%, 09/30/28 .. 7,891 7,704,566
Sumitomo Mitsui Financial
Group, Inc.
2.348%, 01/15/25 .. 3,810 3,789,826
1.474%, 07/08/25 .. 1,817 1,777,881
6.312%, 01/13/26 .. 1,195 1,209,762
6.182%, 07/13/26 .. 1,825 1,850,258
Face
Amount^ Value†
(000)
JAPAN — (Continued)
3.364%, 07/12/27 .. 95 $ 92,239
5.520%, 01/13/28 .. 500 511,172
3.544%, 01/17/28 .. 800 770,872
# 3.944%, 07/19/28 .. 239 232,859
5.716%, 09/14/28 .. 794 818,796
1.902%, 09/17/28 .. 1,400 1,257,018
6.051%, 07/09/29 .. 3,050 3,079,738
3.040%, 07/16/29 .. 650 600,069
2.724%, 09/27/29 .. 450 408,755
Sumitomo Mitsui Trust Bank,
Ltd.
Ω 2.550%, 03/10/25 .. 1,061 1,052,202
Ω 4.800%, 09/15/25 .. 462 462,341
Ω 6.079%, 09/14/26 .. 2,829 2,861,064
Ω
# 1.350%, 09/16/26 .. 338 318,130
Ω 5.930%, 09/10/27 .. 3,795 3,827,751
Ω 5.550%, 09/14/28 .. 2,847 2,919,158
Ω 5.200%, 03/07/29 .. 5,000 5,068,640
Ω 4.500%, 09/10/29 .. 1,189 1,171,517
Toyota Credit Canada, Inc.
2.110%, 02/26/25 .. CAD 4,000 2,853,962
Toyota Finance Australia,
Ltd.
0.064%, 01/13/25,
MTN ............ EUR 2,750 2,967,167
Toyota Motor Credit Corp.
5.442%, 01/10/25 .. 993 993,691
5.202%, 01/13/25 .. 800 800,212
# 5.460%, 06/09/25 .. 83 83,177
5.584%, 09/11/25 .. 1,300 1,303,995
5.530%, 01/05/26 .. 365 366,279
5.524%, 05/15/26 .. 2,100 2,100,252
5.955%, 05/18/26 .. 3,815 3,842,450
5.880%, 08/07/26 .. 107 107,594
5.542%, 03/19/27 .. 11,733 11,759,126
4.550%, 08/09/29 .. 784 778,659
TOTAL JAPAN ......... 208,310,813
LUXEMBOURG — (0.1%)
ArcelorMittal SA
4.550%, 03/11/26 .. 414 412,246
6.550%, 11/29/27 .. 1,752 1,822,835
TOTAL LUXEMBOURG .. 2,235,081
NETHERLANDS — (2.6%)
BNG Bank NV
Ω 5.889%, 08/05/26 .. 260 263,119
3.300%, 07/17/28,
MTN ............ AUD 18,983 11,901,428
3.300%, 04/26/29,
MTN ............ AUD 1,700 1,051,198
Cooperatieve Rabobank UA
1.375%, 01/10/25 .. 2,983 2,962,848
5.262%, 01/10/25 .. 1,645 1,646,653
5.000%, 01/13/25 .. 735 734,940
5.592%, 01/09/26 .. 3,080 3,089,406

35
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
NETHERLANDS — (Continued)
5.628%, 08/28/26 .. 3,500 $ 3,505,915
5.780%, 10/05/26 .. 5,250 5,283,132
5.677%, 03/05/27 .. 1,435 1,438,769
5.529%, 11/21/28 .. AUD 1,000 662,532
5.051%, 02/26/29,
MTN ............ AUD 15,000 9,870,572
4.494%, 10/17/29 .. 10,000 9,871,718
CTP NV
1.250%, 06/21/29,
MTN ............ EUR 14,000 13,659,526
ING Groep NV
1.125%, 02/14/25,
MTN ............ EUR 3,600 3,887,812
Ω 4.625%, 01/06/26 .. 2,434 2,429,265
2.000%, 09/20/28,
MTN ............ EUR 2,000 2,079,063
4.550%, 10/02/28 .. 800 790,739
4.050%, 04/09/29 .. 5,778 5,591,416
Nederlandse
Waterschapsbank NV
3.450%, 07/17/28,
MTN ............ AUD 17,500 11,038,255
TOTAL NETHERLANDS . 91,758,306
NEW ZEALAND — (0.1%)
New Zealand Local
Government Funding Agency
Bond
4.700%, 08/01/28,
MTN ............ AUD 8,000 5,245,022
TOTAL NEW ZEALAND .. 5,245,022
NORWAY — (0.8%)
Aker BP ASA
Ω 5.600%, 06/13/28 .. 6,132 6,241,855
Equinor ASA
3.250%, 11/10/24 .. 2,100 2,098,366
2.875%, 04/06/25 .. 720 714,111
Kommunalbanken AS
Ω 2.125%, 02/11/25 .. 251 249,183
Ω 5.929%, 06/17/26 .. 6,810 6,880,121
4.350%, 01/18/28,
MTN ............ AUD 8,140 5,302,154
Ω 5.409%, 03/03/28 .. 5,100 5,106,351
3.400%, 07/24/28,
MTN ............ AUD 1,400 880,025
TOTAL NORWAY ...... 27,472,166
SPAIN — (1.4%)
Avangrid, Inc.
# 3.150%, 12/01/24 .. 5,135 5,123,846
3.200%, 04/15/25 .. 1,811 1,795,455
3.800%, 06/01/29 .. 600 572,963
Banco Bilbao Vizcaya
Argentaria SA
0.750%, 06/04/25,
MTN ............ EUR 2,200 2,356,571
Face
Amount^ Value†
(000)
SPAIN — (Continued)
# 1.125%, 09/18/25 .. 1,000 $ 969,112
5.381%, 03/13/29 .. 7,600 7,719,171
Banco Santander SA
3.496%, 03/24/25 .. 2,600 2,587,198
2.746%, 05/28/25 .. 3,000 2,962,157
5.147%, 08/18/25 .. 1,600 1,602,623
5.588%, 08/08/28 .. 2,400 2,454,176
6.607%, 11/07/28 .. 800 849,124
3.875%, 04/22/29,
MTN ............ EUR 5,000 5,531,804
3.306%, 06/27/29 .. 800 747,379
CaixaBank SA
3.750%, 09/07/29,
MTN ............ EUR 2,000 2,239,111
Iberdrola International BV
5.810%, 03/15/25 .. 3,550 3,557,980
New York State Electric &
Gas Corp.
Ω 5.650%, 08/15/28 .. 4,325 4,425,525
Santander Holdings USA,
Inc.
3.450%, 06/02/25 .. 2,997 2,965,201
4.500%, 07/17/25 .. 2,871 2,858,210
TOTAL SPAIN ......... 51,317,606
SUPRANATIONAL — (4.4%)
African Development Bank
3.350%, 08/08/28,
MTN ............ AUD 7,830 4,912,829
Asian Development Bank
2.000%, 01/22/25 .. 685 680,865
0.625%, 04/29/25 .. 760 745,344
2.875%, 05/06/25 .. 465 460,976
6.038%, 08/27/26 .. 2,755 2,790,263
5.883%, 04/06/27 .. 1,938 1,971,869
5.214%, 06/20/28 .. 1,240 1,238,365
3.300%, 08/08/28,
MTN ............ AUD 2,000 1,257,415
Asian Infrastructure
Investment Bank (The)
0.500%, 05/28/25 .. 80 78,188
Ω 5.102%, 04/15/26 .. 450 449,619
Ω 5.717%, 08/16/27 .. 1,015 1,022,690
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
3.350%, 05/21/29,
MTN ............ 6,600 4,068,628
European Bank for
Reconstruction &
Development
1.500%, 02/13/25 .. 58 57,477
5.073%, 04/14/26 .. 2,942 2,940,199
5.404%, 02/20/28 .. 9,750 9,757,936

36
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
SUPRANATIONAL
— (Continued)
5.369%, 02/16/29 .. 11,044 $ 11,022,603
European Investment Bank
3.300%, 05/25/29,
MTN ............ AUD 5,000 3,108,887
5.428%, 08/14/29 .. 395 395,340
European Union
2.875%, 10/05/29 .. EUR 1,500 1,641,481
Inter-American Development
Bank
2.125%, 01/15/25 .. 685 681,360
5.318%, 02/10/26 .. 547 546,552
5.105%, 09/16/26 .. 6,500 6,491,875
5.162%, 04/12/27 .. 4,646 4,645,242
5.234%, 10/04/27 .. 7,570 7,573,989
5.184%, 03/20/28 .. 3,450 3,440,407
1.000%, 08/04/28,
MTN ............ AUD 5,693 3,285,877
5.233%, 10/05/28 .. 10,730 10,734,184
5.403%, 02/15/29 .. 2,953 2,948,698
5.258%, 08/01/29 .. 12,815 12,826,909
International Bank
for Reconstruction &
Development
2.500%, 11/25/24 .. 250 249,607
1.625%, 01/15/25 .. 625 621,104
5.234%, 09/18/25 .. 663 663,835
5.115%, 06/15/26 .. 442 441,549
5.208%, 09/23/26 .. 8,064 8,075,920
5.252%, 01/12/27 .. 3,726 3,735,305
5.336%, 02/23/27 .. 542 542,536
5.204%, 06/15/27 .. 1,829 1,830,830
5.510%, 08/19/27 .. 7,755 7,791,681
5.403%, 05/15/28 .. 4,275 4,275,657
5.354%, 11/22/28 .. 2,848 2,839,692
5.185%, 01/24/29 .. 2,410 2,402,730
International Finance Corp.
5.214%, 03/16/26 .. 895 895,563
0.750%, 05/24/28 .. AUD 1,000 575,738
5.339%, 08/28/28,
MTN ............ 14,081 14,078,937
4.600%, 10/19/28 .. AUD 3,000 1,974,291
Nordic Investment Bank
6.118%, 05/12/26 .. 1,215 1,229,070
4.100%, 06/08/28 .. AUD 5,000 3,222,726
TOTAL SUPRANATIONAL 157,222,838
SWEDEN — (1.8%)
Kommuninvest I Sverige AB
Ω 0.500%, 11/29/24 .. 316 315,069
Lansforsakringar Bank AB
0.125%, 02/19/25,
MTN ............ EUR 5,500 5,912,505
Face
Amount^ Value†
(000)
SWEDEN — (Continued)
Skandinaviska Enskilda
Banken AB
Ω 5.857%, 03/05/27 .. 3,451 $ 3,473,431
4.375%, 11/06/28,
MTN ............ EUR 4,250 4,823,879
Svensk Exportkredit AB
0.625%, 05/14/25 .. 5,818 5,696,803
5.888%, 08/03/26 .. 11,547 11,684,964
Svenska Handelsbanken AB
Ω 5.877%, 06/10/25 .. 411 412,629
Ω 6.169%, 06/15/26 .. 2,100 2,128,575
Ω 5.668%, 05/28/27 .. 2,830 2,840,273
5.447%, 03/02/28 .. AUD 6,000 3,952,159
5.000%, 03/02/28,
MTN ............ AUD 5,000 3,280,529
5.500%, 06/15/28 .. 1,000 1,018,346
Ω 5.500%, 06/15/28 .. 8,527 8,683,440
2.625%, 09/05/29 .. EUR 2,000 2,143,688
Swedbank AB
3.750%, 11/14/25,
MTN ............ EUR 2,000 2,192,509
Volvo Treasury AB
0.625%, 02/14/25,
MTN ............ EUR 2,000 2,156,003
3.125%, 02/08/29,
MTN ............ EUR 2,200 2,384,979
TOTAL SWEDEN ....... 63,099,781
SWITZERLAND — (1.1%)
Novartis Capital Corp.
3.800%, 09/18/29 .. 28,315 27,463,109
UBS AG
Ω 1.375%, 01/13/25 .. 304 301,850
Ω 5.352%, 01/13/25 .. 750 750,139
5.864%, 09/11/25 .. 1,880 1,890,546
1.250%, 06/01/26 .. 50 47,484
5.650%, 09/11/28 .. 575 592,744
UBS Group AG
3.750%, 03/26/25 .. 1,284 1,278,605
Ω 4.125%, 09/24/25 .. 3,288 3,273,103
Ω 4.125%, 04/15/26 .. 2,601 2,573,115
TOTAL SWITZERLAND .. 38,170,695
UNITED KINGDOM — (2.6%)
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26 .. 2,230 2,100,066
Barclays PLC
3.650%, 03/16/25 .. 1,486 1,478,299
4.375%, 01/12/26 .. 650 645,999
BAT Capital Corp.
4.700%, 04/02/27 .. 52 51,924
3.557%, 08/15/27 .. 98 95,045
2.259%, 03/25/28 .. 1,246 1,143,218
3.462%, 09/06/29 .. 300 280,455

37
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED KINGDOM
— (Continued)
BAT International Finance
PLC
1.668%, 03/25/26 .. 51 $ 48,827
4.448%, 03/16/28 .. 3,751 3,699,551
5.931%, 02/02/29 .. 5,000 5,181,124
3.125%, 03/06/29,
MTN ............ EUR 2,000 2,161,944
CK Hutchison International
23, Ltd.
Ω 4.750%, 04/21/28 .. 5,000 4,989,693
HSBC USA, Inc.
5.945%, 03/04/27 .. 3,891 3,911,334
Lloyds Bank PLC
3.500%, 05/14/25 .. 696 691,401
Lloyds Banking Group PLC
4.450%, 05/08/25 .. 1,411 1,407,909
4.375%, 03/22/28 .. 1,826 1,792,389
4.550%, 08/16/28 .. 541 534,924
LSEGA Financing PLC
1.375%, 04/06/26 .. 425 405,846
Ω 1.375%, 04/06/26 .. 1,077 1,028,461
Motability Operations Group
PLC
3.625%, 07/24/29,
MTN ............ EUR 8,000 8,818,582
Nationwide Building Society
1.250%, 03/03/25,
MTN ............ EUR 1,000 1,078,704
Ω 3.900%, 07/21/25 .. 838 833,881
Ω 1.500%, 10/13/26 .. 3,353 3,160,793
Ω 5.127%, 07/29/29 .. 2,700 2,717,971
3.250%, 09/05/29,
MTN ............ EUR 4,000 4,349,517
NatWest Group PLC
4.800%, 04/05/26 .. 415 414,911
NatWest Markets PLC
Ω 3.479%, 03/22/25 .. 600 595,916
Ω 5.965%, 05/17/27 .. 2,545 2,550,670
5.899%, 08/23/28,
MTN ............ AUD 1,950 1,305,118
Ω 6.205%, 05/17/29 .. 4,380 4,408,153
Reckitt Benckiser Treasury
Services PLC
3.625%, 06/20/29,
MTN ............ EUR 12,000 13,292,387
Reynolds American, Inc.
4.450%, 06/12/25 .. 666 663,632
SELP Finance Sarl
0.875%, 05/27/29 .. EUR 3,000 2,888,254
SSE PLC
2.875%, 08/01/29,
MTN ............ EUR 6,800 7,311,629
Face
Amount^ Value†
(000)
UNITED KINGDOM
— (Continued)
Wintershall Dea Finance BV
1.332%, 09/25/28 .. EUR 5,000 $ 4,984,725
TOTAL UNITED
KINGDOM ............ 91,023,252
UNITED STATES — (45.8%)
3M Co.
2.000%, 02/14/25 .. 5,566 5,515,241
2.650%, 04/15/25 .. 6,055 5,994,797
2.875%, 10/15/27 .. 50 47,710
# 3.625%, 09/14/28,
MTN ............ 7,872 7,609,466
# 3.375%, 03/01/29,
MTN ............ 3,400 3,221,692
2.375%, 08/26/29 .. 1,505 1,353,122
Abbott Laboratories
1.150%, 01/30/28 .. 3,000 2,714,321
AbbVie, Inc.
2.600%, 11/21/24 .. 6,989 6,979,821
3.800%, 03/15/25 .. 138 137,470
3.600%, 05/14/25 .. 1,600 1,589,894
AEP Texas, Inc.
Ω 3.850%, 10/01/25 .. 200 197,997
AES Corp. (The)
Ω 3.300%, 07/15/25 .. 1,475 1,454,598
1.375%, 01/15/26 .. 1,627 1,558,142
5.450%, 06/01/28 .. 1,085 1,095,305
Aetna, Inc.
3.500%, 11/15/24 .. 4,290 4,286,792
Albemarle New Holding
GmbH
1.625%, 11/25/28 .. 100 100,559
Allegion PLC
3.500%, 10/01/29 .. 202 189,040
Allstate Corp. The
5.050%, 06/24/29 .. 4,245 4,280,417
Ally Financial, Inc.
5.800%, 05/01/25 .. 1,765 1,769,822
Altria Group, Inc.
2.350%, 05/06/25 .. 85 83,882
Amazon.com, Inc.
3.450%, 04/13/29 .. 10,000 9,635,142
Amcor Finance USA, Inc.
3.625%, 04/28/26 .. 1,984 1,948,062
4.500%, 05/15/28 .. 1,700 1,670,515
Amcor Flexibles North
America, Inc.
4.000%, 05/17/25 .. 3,437 3,418,017
Ameren Corp.
3.650%, 02/15/26 .. 156 153,675
American Electric Power
Co., Inc.
1.000%, 11/01/25 .. 233 224,503

38
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
American Express Co.
2.250%, 03/04/25 .. 3,738 $ 3,704,741
5.915%, 03/04/25 .. 1,219 1,221,136
5.857%, 02/13/26 .. 5,822 5,845,870
5.540%, 11/04/26 .. 9,065 9,071,883
American Tower Corp.
2.950%, 01/15/25 .. 1,665 1,656,640
2.400%, 03/15/25 .. 3,578 3,544,030
4.000%, 06/01/25 .. 750 746,347
1.300%, 09/15/25 .. 660 639,927
# 2.750%, 01/15/27 .. 409 392,157
1.500%, 01/31/28 .. 275 247,811
5.250%, 07/15/28 .. 4,225 4,275,368
5.200%, 02/15/29 .. 3,900 3,944,158
American Water Capital
Corp.
3.400%, 03/01/25 .. 2,632 2,616,441
Ameriprise Financial, Inc.
3.000%, 04/02/25 .. 2,917 2,895,694
5.700%, 12/15/28 .. 3,800 3,961,546
Amgen, Inc.
1.900%, 02/21/25 .. 1,105 1,094,813
Amphenol Corp.
2.050%, 03/01/25 .. 1,477 1,462,403
5.050%, 04/05/29 .. 4,600 4,651,188
4.350%, 06/01/29 .. 100 98,509
Aon Corp.
4.500%, 12/15/28 .. 145 143,676
Aon Global, Ltd.
3.875%, 12/15/25 .. 51 50,532
Appalachian Power Co.
3.400%, 06/01/25 .. 52 51,495
Apple, Inc.
2.500%, 02/09/25 .. 500 496,837
4.000%, 05/10/28 .. 2,600 2,577,285
3.250%, 08/08/29 .. 330 314,305
2.200%, 09/11/29 .. 433 391,818
Arizona Public Service Co.
3.150%, 05/15/25 .. 3,161 3,133,079
Arrow Electronics, Inc.
4.000%, 04/01/25 .. 3,886 3,867,407
3.875%, 01/12/28 .. 1,172 1,131,966
5.150%, 08/21/29 .. 2,562 2,550,251
Assured Guaranty US
Holdings, Inc.
6.125%, 09/15/28 .. 7,600 7,935,387
Athene Holding, Ltd.
# 4.125%, 01/12/28 .. 1,809 1,761,440
Autodesk, Inc.
4.375%, 06/15/25 .. 700 698,444
3.500%, 06/15/27 .. 57 55,531
AutoNation, Inc.
1.950%, 08/01/28 .. 8,975 7,980,493
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
AutoZone, Inc.
3.625%, 04/15/25 .. 61 $ 60,640
3.250%, 04/15/25 .. 423 419,826
AvalonBay Communities, Inc.
3.500%, 11/15/24 .. 4,450 4,447,192
# 3.450%, 06/01/25 .. 407 404,192
2.950%, 05/11/26 .. 183 178,482
1.900%, 12/01/28 .. 50 44,797
3.300%, 06/01/29,
MTN ............ 100 94,191
Avnet, Inc.
4.625%, 04/15/26 .. 237 235,651
6.250%, 03/15/28 .. 8,500 8,780,285
AXIS Specialty Finance PLC
4.000%, 12/06/27 .. 111 107,801
Baker Hughes Holdings LLC
6.875%, 01/15/29 .. 1,136 1,223,186
Baker Hughes Holdings LLC/
Baker Hughes Co-Obligor,
Inc.
3.337%, 12/15/27 .. 1,000 962,663
Bank of America Corp.
3.500%, 04/19/26 .. 54 53,174
Bank of America NA
5.825%, 08/18/25 .. 1,645 1,650,170
6.085%, 08/18/26 .. 5,390 5,453,567
5.815%, 10/30/28,
MTN ............ 500 337,845
Bank of New York Mellon
Corp. (The)
3.000%, 02/24/25,
MTN ............ 750 745,614
1.600%, 04/24/25,
MTN ............ 551 542,909
Baxter International, Inc.
1.322%, 11/29/24 .. 3,466 3,455,519
5.443%, 11/29/24 .. 846 846,059
2.272%, 12/01/28 .. 736 662,650
Becton Dickinson & Co.
3.734%, 12/15/24 .. 108 107,779
Berkshire Hathaway Energy
Co.
3.500%, 02/01/25 .. 1,565 1,558,277
Best Buy Co., Inc.
4.450%, 10/01/28 .. 8,541 8,441,373
Biogen, Inc.
4.050%, 09/15/25 .. 78 77,441
Black Hills Corp.
3.050%, 10/15/29 .. 297 272,343
BlackRock Funding, Inc.
4.700%, 03/14/29 .. 11,400 11,479,448
BlackRock, Inc.
3.250%, 04/30/29 .. 4,745 4,508,190

39
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Block Financial LLC
2.500%, 07/15/28 .. 5,886 $ 5,381,417
Boardwalk Pipelines, LP
4.950%, 12/15/24 .. 7,968 7,962,571
4.450%, 07/15/27 .. 272 268,965
Boeing Co. (The)
2.500%, 03/01/25 .. 353 348,960
2.250%, 06/15/26 .. 174 165,817
2.700%, 02/01/27 .. 90 84,957
BorgWarner, Inc.
4.950%, 08/15/29 .. 903 899,414
Boston Properties, LP
3.200%, 01/15/25 .. 1,900 1,892,270
3.650%, 02/01/26 .. 2,376 2,331,551
6.750%, 12/01/27 .. 200 208,756
# 4.500%, 12/01/28 .. 16,599 16,118,040
3.400%, 06/21/29 .. 2,995 2,753,552
BP Capital Markets America,
Inc.
4.970%, 10/17/29 .. 3,000 3,026,503
BP Capital Markets PLC
3.279%, 09/19/27 .. 125 120,705
1.594%, 07/03/28,
MTN ............ 3,000 3,094,360
1.637%, 06/26/29,
MTN ............ 2,500 2,544,894
Brighthouse Financial, Inc.
3.700%, 06/22/27 .. 1,535 1,487,668
Brixmor Operating
Partnership, LP
3.850%, 02/01/25 .. 8,754 8,720,799
4.125%, 06/15/26 .. 2,767 2,730,803
3.900%, 03/15/27 .. 1,862 1,815,477
2.250%, 04/01/28 .. 150 136,586
4.125%, 05/15/29 .. 1,412 1,357,453
Broadcom Corp./Broadcom
Cayman Finance, Ltd.
3.125%, 01/15/25 .. 115 114,501
Brunswick Corp.
5.850%, 03/18/29 .. 8,520 8,673,504
CA, Inc.
4.700%, 03/15/27 .. 64 62,796
Cabot Corp.
3.400%, 09/15/26 .. 315 306,587
Camden Property Trust
3.150%, 07/01/29 .. 2,145 2,006,081
Campbell Soup Co.
3.950%, 03/15/25 .. 160 159,316
3.300%, 03/19/25 .. 223 221,472
Capital One Financial Corp.
3.200%, 02/05/25 .. 4,699 4,675,705
4.250%, 04/30/25 .. 1,517 1,511,835
3.750%, 03/09/27 .. 2,542 2,484,509
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
3.650%, 05/11/27 .. 149 $ 145,327
3.800%, 01/31/28 .. 2,537 2,453,337
1.650%, 06/12/29 .. 4,900 4,876,455
Cardinal Health, Inc.
3.500%, 11/15/24 .. 913 912,423
Carlisle Cos., Inc.
3.500%, 12/01/24 .. 2,329 2,325,825
Carrier Global Corp.
2.242%, 02/15/25 .. 1,758 1,744,302
Caterpillar Financial Services
Corp.
2.150%, 11/08/24,
MTN ............ 560 559,738
5.444%, 06/13/25,
MTN ............ 705 706,299
5.558%, 08/11/25 .. 1,056 1,057,939
5.481%, 02/27/26 .. 5,935 5,938,878
5.574%, 10/16/26 .. 53 53,331
5.600%, 05/14/27 .. 13,865 13,888,142
CBRE Services, Inc.
5.500%, 04/01/29 .. 400 410,580
Charles Schwab Corp. (The)
3.000%, 03/10/25 .. 2,456 2,439,857
4.200%, 03/24/25 .. 641 639,251
3.625%, 04/01/25 .. 2,119 2,108,639
3.850%, 05/21/25 .. 673 669,374
# 5.617%, 05/13/26 .. 7,415 7,418,544
1.150%, 05/13/26 .. 51 48,406
6.042%, 03/03/27 .. 6,524 6,577,829
3.200%, 01/25/28 .. 3,300 3,155,712
2.000%, 03/20/28 .. 3,963 3,638,566
2.750%, 10/01/29 .. 1,100 1,002,174
Chevron Phillips Chemical
Co. LLC/Chevron Phillips
Chemical Co., LP
Ω 3.700%, 06/01/28 .. 200 192,666
Chevron USA, Inc.
3.250%, 10/15/29 .. 17,673 16,756,120
Chubb INA Holdings LLC
3.350%, 05/03/26 .. 51 50,117
Cigna Group (The)
3.250%, 04/15/25 .. 6,437 6,390,817
3.050%, 10/15/27 .. 200 191,479
4.375%, 10/15/28 .. 10,576 10,387,152
5.000%, 05/15/29 .. 10,321 10,373,981
Cincinnati Financial Corp.
6.920%, 05/15/28 .. 8,750 9,360,394
Citibank NA
5.688%, 09/29/25 .. 2,295 2,304,079
# 5.479%, 04/30/26 .. 2,400 2,403,528
6.045%, 12/04/26 .. 8,885 9,003,705
Citigroup, Inc.
3.300%, 04/27/25 .. 258 256,241

40
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
3.700%, 01/12/26 .. 121 $ 119,621
CNH Industrial Capital LLC
3.950%, 05/23/25 .. 958 952,787
CNO Financial Group, Inc.
5.250%, 05/30/25 .. 4,620 4,619,293
5.250%, 05/30/29 .. 500 497,315
Columbia Pipelines Holding
Co. LLC
Ω 6.042%, 08/15/28 .. 7,013 7,218,904
Conagra Brands, Inc.
4.600%, 11/01/25 .. 154 153,620
ConocoPhillips Co.
3.350%, 11/15/24 .. 200 199,872
Consolidated Edison Co. of
New York, Inc.
3.300%, 12/01/24 .. 1,229 1,227,163
Constellation Brands, Inc.
4.750%, 11/15/24 .. 290 289,939
Constellation Energy
Generation LLC
3.250%, 06/01/25 .. 1,518 1,502,418
Continental Resources, Inc.
4.375%, 01/15/28 .. 12,771 12,391,294
COPT Defense Properties,
LP
2.000%, 01/15/29 .. 1,100 964,946
Corebridge Financial, Inc.
3.500%, 04/04/25 .. 2,235 2,221,183
3.850%, 04/05/29 .. 3,000 2,866,733
Cox Communications, Inc.
Ω 3.850%, 02/01/25 .. 1,020 1,016,354
Crown Castle, Inc.
5.000%, 01/11/28 .. 250 250,462
3.800%, 02/15/28 .. 3,000 2,898,909
4.800%, 09/01/28 .. 58 57,683
4.300%, 02/15/29 .. 5,000 4,862,485
CSL Finance PLC
Ω 4.050%, 04/27/29 .. 2,000 1,944,900
CVS Health Corp.
5.400%, 06/01/29 .. 600 605,860
3.250%, 08/15/29 .. 5,415 4,970,723
DCP Midstream Operating,
LP
5.625%, 07/15/27 .. 409 416,488
DH Europe Finance II Sarl
2.200%, 11/15/24 .. 1,545 1,543,153
Discover Bank
# 3.450%, 07/27/26 .. 372 362,518
4.650%, 09/13/28 .. 4,023 3,955,275
Discover Financial Services
3.950%, 11/06/24 .. 4,291 4,290,284
3.750%, 03/04/25 .. 3,557 3,539,025
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Dollar Tree, Inc.
4.000%, 05/15/25 .. 4,070 $ 4,044,455
Dominion Energy, Inc.
3.300%, 03/15/25 .. 1,177 1,168,435
DTE Energy Co.
1.050%, 06/01/25 .. 612 598,858
Duke Energy Carolinas LLC
6.000%, 12/01/28 .. 807 848,047
Duke Energy Corp.
3.100%, 06/15/28 .. 4,250 4,589,125
Duquesne Light Holdings,
Inc.
Ω 3.616%, 08/01/27 .. 650 627,387
DXC Technology Co.
1.800%, 09/15/26 .. 4,702 4,421,738
2.375%, 09/15/28 .. 16,690 14,873,286
Eastern Energy Gas
Holdings LLC
2.500%, 11/15/24 .. 11,232 11,220,570
3.600%, 12/15/24 .. 4,636 4,627,390
Eastman Chemical Co.
3.800%, 03/15/25 .. 386 384,152
Ecolab, Inc.
2.625%, 07/08/25 .. 3,000 3,247,000
Edison International
3.550%, 11/15/24 .. 8,897 8,888,754
4.950%, 04/15/25 .. 7,444 7,439,660
4.700%, 08/15/25 .. 2,805 2,797,346
5.750%, 06/15/27 .. 210 214,322
4.125%, 03/15/28 .. 309 301,765
5.250%, 11/15/28 .. 400 402,922
5.450%, 06/15/29 .. 2,200 2,237,110
EIDP, Inc.
1.700%, 07/15/25 .. 1,155 1,130,881
Elevance Health, Inc.
3.350%, 12/01/24 .. 7,986 7,972,730
2.375%, 01/15/25 .. 7,342 7,298,397
3.650%, 12/01/27 .. 50 48,551
5.150%, 06/15/29 .. 2,000 2,025,943
2.875%, 09/15/29 .. 800 730,421
Energy Transfer, LP
4.050%, 03/15/25 .. 1,145 1,140,317
2.900%, 05/15/25 .. 2,824 2,791,774
5.950%, 12/01/25 .. 937 945,199
4.400%, 03/15/27 .. 123 121,989
4.950%, 05/15/28 .. 937 939,441
4.950%, 06/15/28 .. 100 100,203
6.100%, 12/01/28 .. 851 887,380
Enterprise Products
Operating LLC
3.750%, 02/15/25 .. 1,692 1,685,994
4.150%, 10/16/28 .. 2,550 2,501,124

41
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
EOG Resources, Inc.
3.150%, 04/01/25 .. 90 $ 89,352
EPR Properties
4.950%, 04/15/28 .. 200 196,572
3.750%, 08/15/29 .. 450 414,522
Equifax, Inc.
2.600%, 12/01/24 .. 1,890 1,886,126
5.100%, 06/01/28 .. 50 50,338
4.800%, 09/15/29 .. 145 143,781
Equinix, Inc.
2.625%, 11/18/24 .. 5,102 5,095,429
1.250%, 07/15/25 .. 1,049 1,021,857
1.800%, 07/15/27 .. 464 430,455
2.000%, 05/15/28 .. 200 181,901
Equitable Holdings, Inc.
4.350%, 04/20/28 .. 18,415 18,060,704
ERAC USA Finance LLC
Ω 3.850%, 11/15/24 .. 7,956 7,951,931
Ω 3.300%, 12/01/26 .. 425 413,641
Ω 4.600%, 05/01/28 .. 8,350 8,333,371
ERP Operating, LP
3.375%, 06/01/25 .. 480 476,469
3.500%, 03/01/28 .. 3,000 2,894,886
3.000%, 07/01/29 .. 170 157,744
Eversource Energy
3.150%, 01/15/25 .. 211 209,954
0.800%, 08/15/25 .. 555 537,063
Experian Finance PLC
0.739%, 10/29/25,
MTN ............ 2,000 2,462,518
4.250%, 02/01/29 .. 1,000 977,905
Extra Space Storage, LP
5.700%, 04/01/28 .. 50 51,243
Exxon Mobil Corp.
2.440%, 08/16/29 .. 131 119,720
Fidelity National Financial,
Inc.
4.500%, 08/15/28 .. 1,185 1,165,820
Fifth Third Bancorp
2.375%, 01/28/25 .. 3,015 2,995,866
2.550%, 05/05/27 .. 1,050 996,796
3.950%, 03/14/28 .. 2,000 1,944,516
First American Financial
Corp.
4.600%, 11/15/24 .. 7,220 7,215,528
Flex, Ltd.
4.750%, 06/15/25 .. 1,922 1,915,966
3.750%, 02/01/26 .. 5,057 4,975,246
6.000%, 01/15/28 .. 705 722,625
4.875%, 06/15/29 .. 8,236 8,130,453
FMC Corp.
3.450%, 10/01/29 .. 10,014 9,208,640
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
FMR LLC
Ω 7.570%, 06/15/29 .. 150 $ 166,500
Fortune Brands Innovations,
Inc.
4.000%, 06/15/25 .. 1,460 1,451,443
Franklin Resources, Inc.
2.850%, 03/30/25 .. 1,955 1,938,961
GATX Corp.
3.250%, 03/30/25 .. 1,064 1,055,330
3.250%, 09/15/26 .. 786 765,146
4.550%, 11/07/28 .. 750 739,826
General Dynamics Corp.
2.375%, 11/15/24 .. 170 169,819
General Electric Co.
5.880%, 05/05/26,
MTN ............ 3,897 3,903,142
General Motors Co.
4.000%, 04/01/25 .. 124 123,488
6.125%, 10/01/25 .. 745 751,857
5.400%, 10/15/29 .. 1,024 1,032,948
General Motors Financial
Co., Inc.
3.500%, 11/07/24 .. 1,777 1,776,472
4.000%, 01/15/25 .. 2,712 2,705,638
2.900%, 02/26/25 .. 2,072 2,056,940
3.800%, 04/07/25 .. 720 716,394
6.181%, 04/07/25 .. 1,204 1,208,529
4.350%, 04/09/25 .. 483 481,294
2.750%, 06/20/25 .. 344 338,515
4.300%, 07/13/25 .. 321 319,465
6.050%, 10/10/25 .. 300 303,035
4.000%, 10/06/26 .. 94 92,592
4.350%, 01/17/27 .. 263 260,275
6.068%, 02/26/27 .. 465 465,387
5.000%, 04/09/27 .. 93 93,125
6.461%, 05/08/27 .. 1,739 1,752,523
5.934%, 07/15/27 .. 670 670,027
2.700%, 08/20/27 .. 463 436,532
6.000%, 01/09/28 .. 364 374,409
2.400%, 10/15/28 .. 1,345 1,216,356
# 5.650%, 01/17/29 .. 745 757,833
4.300%, 04/06/29 .. 2,162 2,087,139
4.900%, 10/06/29 .. 1,005 991,002
Georgia Power Co.
5.861%, 05/08/25 .. 2,103 2,109,309
Georgia-Pacific LLC
Ω
# 3.600%, 03/01/25 .. 1,863 1,854,212
Gilead Sciences, Inc.
3.500%, 02/01/25 .. 2,127 2,119,229
3.650%, 03/01/26 .. 353 348,583
Global Payments, Inc.
1.500%, 11/15/24 .. 6,269 6,259,887
2.650%, 02/15/25 .. 8,783 8,719,111

42
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
4.450%, 06/01/28 .. 1,374 $ 1,350,000
# 3.200%, 08/15/29 .. 900 828,269
Globe Life, Inc.
# 4.550%, 09/15/28 .. 5,341 5,268,415
Goldman Sachs Group, Inc.
(The)
3.500%, 01/23/25 .. 5,092 5,075,313
3.375%, 03/27/25 .. 3,850 4,183,196
3.750%, 05/22/25 .. 4,256 4,232,092
3.750%, 02/25/26 .. 522 515,717
1.250%, 02/07/29,
MTN ............ 3,000 2,998,007
0.875%, 05/09/29,
MTN ............ 6,500 6,338,684
Haleon UK Capital PLC
3.125%, 03/24/25 .. 520 516,439
Harley-Davidson Financial
Services, Inc.
Ω 3.050%, 02/14/27 .. 3,826 3,616,475
Ω 6.500%, 03/10/28 .. 10,500 10,777,059
6.500%, 03/10/28 .. 3,000 3,079,160
Ω 5.950%, 06/11/29 .. 1,856 1,860,246
Harley-Davidson, Inc.
# 3.500%, 07/28/25 .. 2,134 2,106,908
HCA, Inc.
5.375%, 02/01/25 .. 6,551 6,551,301
7.690%, 06/15/25 .. 303 307,271
5.200%, 06/01/28 .. 1,279 1,290,609
3.375%, 03/15/29 .. 651 610,360
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 1.500%, 06/01/25 .. 5,078 4,974,479
Ω 5.200%, 06/15/29 .. 5,263 5,323,100
Healthcare Realty Holdings,
LP
3.500%, 08/01/26 .. 400 390,577
3.750%, 07/01/27 .. 446 432,350
3.625%, 01/15/28 .. 1,050 1,002,365
Hewlett Packard Enterprise
Co.
5.250%, 07/01/28 .. 751 760,405
Home Depot, Inc. (The)
5.222%, 12/24/25 .. 500 500,060
Honeywell International, Inc.
4.850%, 11/01/24 .. 765 765,000
Host Hotels & Resorts, LP
4.000%, 06/15/25 .. 3,556 3,529,669
HP, Inc.
4.000%, 04/15/29 .. 405 390,898
Huntington Bancshares, Inc.
4.000%, 05/15/25 .. 1,882 1,871,464
Huntsman International LLC
4.500%, 05/01/29 .. 14,516 13,943,480
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Hyatt Hotels Corp.
4.375%, 09/15/28 .. 2,891 $ 2,828,087
5.250%, 06/30/29 .. 2,200 2,212,720
IBM International Capital
Pte, Ltd.
4.600%, 02/05/29 .. 14,417 14,381,721
Illumina, Inc.
5.750%, 12/13/27 .. 1,100 1,129,096
Intercontinental Exchange,
Inc.
3.750%, 09/21/28 .. 3,000 2,897,302
International Business
Machines Corp.
7.000%, 10/30/25 .. 52 53,289
3.300%, 05/15/26 .. 53 52,008
3.500%, 05/15/29 .. 854 812,034
International Flavors &
Fragrances, Inc.
4.450%, 09/26/28 .. 1,850 1,821,644
Interstate Power and Light
Co.
3.250%, 12/01/24 .. 13,964 13,941,815
4.100%, 09/26/28 .. 3,947 3,851,685
3.600%, 04/01/29 .. 5,000 4,764,140
Invitation Homes Operating
Partnership, LP
2.300%, 11/15/28 .. 1,195 1,083,302
J. M. Smucker Co. (The)
3.500%, 03/15/25 .. 165 164,020
Jabil, Inc.
1.700%, 04/15/26 .. 1,683 1,605,073
4.250%, 05/15/27 .. 67 65,963
Jackson Financial, Inc.
5.170%, 06/08/27 .. 213 213,983
Jacobs Engineering Group,
Inc.
6.350%, 08/18/28 .. 8,874 9,261,431
Janus Henderson US
Holdings, Inc.
4.875%, 08/01/25 .. 1,616 1,615,797
Jefferies Financial Group,
Inc.
4.850%, 01/15/27 .. 75 74,960
6.450%, 06/08/27 .. 131 136,009
5.875%, 07/21/28 .. 15,552 15,986,276
4.000%, 04/16/29,
MTN ............ 1,800 1,982,890
John Deere Capital Corp.
5.383%, 07/03/25 .. 654 655,244
5.579%, 03/03/26 .. 835 837,329
5.432%, 03/06/26 .. 1,880 1,882,012
5.775%, 06/08/26,
MTN ............ 2,931 2,949,698
5.484%, 04/19/27 .. 7,450 7,460,187

43
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
5.534%, 06/11/27 .. 2,155 $ 2,160,297
5.562%, 07/15/27 .. 358 360,105
Johnson & Johnson
# 4.800%, 06/01/29 .. 25,223 25,646,298
JPMorgan Chase & Co.
3.125%, 01/23/25 .. 175 174,329
JPMorgan Chase Bank
5.508%, 04/29/26 .. 2,105 2,113,706
JPMorgan Chase Bank NA
5.956%, 12/08/26 .. 7,711 7,799,637
Juniper Networks, Inc.
3.750%, 08/15/29 .. 264 249,238
Keurig Dr Pepper, Inc.
5.799%, 03/15/27 .. 1,249 1,258,868
KeyCorp
6.283%, 05/23/25 .. 1,100 1,103,293
4.150%, 10/29/25,
MTN ............ 496 492,737
2.250%, 04/06/27,
MTN ............ 2,674 2,511,322
4.100%, 04/30/28,
MTN ............ 550 534,548
2.550%, 10/01/29,
MTN ............ 2,094 1,864,973
Kimco Realty OP LLC
3.300%, 02/01/25 .. 3,331 3,315,443
3.850%, 06/01/25 .. 198 196,489
Kyndryl Holdings, Inc.
2.700%, 10/15/28 .. 2,705 2,467,250
Laboratory Corp. of America
Holdings
2.300%, 12/01/24 .. 955 952,632
3.600%, 02/01/25 .. 5,366 5,342,910
Lazard Group LLC
3.625%, 03/01/27 .. 1,891 1,833,343
4.500%, 09/19/28 .. 5,755 5,636,072
4.375%, 03/11/29 .. 50 48,817
Lear Corp.
3.800%, 09/15/27 .. 67 65,038
Legg Mason, Inc.
4.750%, 03/15/26 .. 1,256 1,255,036
Leggett & Platt, Inc.
# 4.400%, 03/15/29 .. 37 34,746
Lennar Corp.
4.750%, 05/30/25 .. 216 215,675
Lincoln National Corp.
# 3.350%, 03/09/25 .. 486 482,465
3.800%, 03/01/28 .. 4,796 4,642,334
LPL Holdings, Inc.
6.750%, 11/17/28 .. 14,879 15,682,784
Marriott International, Inc.
4.900%, 04/15/29 .. 1,700 1,702,657
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
McKesson Corp.
4.900%, 07/15/28 .. 780 $ 788,310
4.750%, 05/30/29 .. 1,535 1,534,426
4.250%, 09/15/29 .. 3,601 3,527,689
Medtronic Global Holdings
SCA
0.250%, 07/02/25 .. 200 213,482
Meta Platforms, Inc.
4.600%, 05/15/28 .. 7,000 7,046,909
4.300%, 08/15/29 .. 22,393 22,224,491
MetLife, Inc.
3.000%, 03/01/25 .. 232 230,521
Micron Technology, Inc.
4.185%, 02/15/27 .. 163 160,953
5.375%, 04/15/28 .. 1,610 1,633,576
Morgan Stanley
5.396%, 01/22/25 .. 873 873,419
6.250%, 08/09/26,
MTN ............ 476 489,064
Morgan Stanley Bank
5.664%, 07/16/25 .. 2,405 2,412,809
6.053%, 10/30/26 .. 900 912,230
MPLX, LP
4.875%, 12/01/24 .. 2,103 2,101,599
4.000%, 02/15/25 .. 3,299 3,287,014
4.875%, 06/01/25 .. 340 339,645
1.750%, 03/01/26 .. 173 166,166
4.125%, 03/01/27 .. 44 43,381
4.000%, 03/15/28 .. 53 51,618
Mylan, Inc.
4.550%, 04/15/28 .. 8,975 8,794,255
National Fuel Gas Co.
5.200%, 07/15/25 .. 1,846 1,843,130
5.500%, 10/01/26 .. 50 50,590
National Rural Utilities
Cooperative Finance Corp.
1.875%, 02/07/25,
MTN ............ 573 568,226
3.450%, 06/15/25,
MTN ............ 600 595,312
5.690%, 02/05/27 .. 3,028 3,041,971
5.739%, 09/16/27 .. 337 339,807
4.850%, 02/07/29 .. 5,000 5,034,305
5.150%, 06/15/29 .. 3,000 3,049,008
National Securities Clearing
Corp.
Ω 5.100%, 11/21/27 .. 2,166 2,193,921
Ω 5.000%, 05/30/28 .. 11,800 11,939,685
Ω 4.900%, 06/26/29 .. 5,639 5,696,613
Nestle Capital Corp.
Ω 4.650%, 03/12/29 .. 9,600 9,619,759
Nestle Holdings, Inc.
Ω 0.625%, 01/15/26 .. 67 63,991

44
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Ω 5.000%, 03/14/28 .. 4,600 $ 4,666,305
NetApp, Inc.
1.875%, 06/22/25 .. 1,564 1,534,286
Netflix, Inc.
4.625%, 05/15/29 .. 5,000 5,770,269
NextEra Energy Capital
Holdings, Inc.
6.051%, 03/01/25 .. 13,400 13,443,612
4.450%, 06/20/25 .. 200 199,472
5.749%, 09/01/25 .. 93 93,666
4.900%, 02/28/28 .. 3,400 3,415,626
1.900%, 06/15/28 .. 5,499 4,979,036
4.900%, 03/15/29 .. 3,000 3,013,105
3.500%, 04/01/29 .. 3,000 2,842,296
Northrop Grumman Corp.
2.930%, 01/15/25 .. 669 665,961
Nucor Corp.
3.950%, 05/23/25 .. 217 215,824
2.000%, 06/01/25 .. 2,498 2,455,635
4.300%, 05/23/27 .. 122 121,571
Nuveen Finance LLC
Ω 4.125%, 11/01/24 .. 13,962 13,962,000
Omnicom Group, Inc./
Omnicom Capital, Inc.
3.650%, 11/01/24 .. 4,395 4,395,000
ONE Gas, Inc.
5.100%, 04/01/29 .. 1,000 1,016,010
ONEOK Partners, LP
4.900%, 03/15/25 .. 922 921,696
ONEOK, Inc.
3.200%, 03/15/25 .. 100 99,206
4.000%, 07/13/27 .. 51 49,977
4.550%, 07/15/28 .. 100 98,928
3.400%, 09/01/29 .. 83 77,354
4.400%, 10/15/29 .. 560 545,499
Oracle Corp.
2.950%, 11/15/24 .. 1,475 1,473,622
2.500%, 04/01/25 .. 297 294,032
2.950%, 05/15/25 .. 114 112,804
Ovintiv, Inc.
5.650%, 05/15/25 .. 6,685 6,707,496
5.375%, 01/01/26 .. 455 455,692
5.650%, 05/15/28 .. 2,200 2,230,679
Owens Corning
4.200%, 12/01/24 .. 1,990 1,987,583
Parker-Hannifin Corp.
3.300%, 11/21/24,
MTN ............ 434 433,574
PayPal Holdings, Inc.
2.850%, 10/01/29 .. 2,763 2,543,251
Penske Truck Leasing Co.,
LP/PTL Finance Corp.
Ω 2.700%, 11/01/24 .. 2,609 2,609,000
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Ω 3.950%, 03/10/25 .. 4,298 $ 4,279,506
Ω 4.000%, 07/15/25 .. 2,607 2,587,317
Ω 1.700%, 06/15/26 .. 80 76,007
Ω 3.400%, 11/15/26 .. 661 642,348
Ω 5.875%, 11/15/27 .. 200 205,731
Ω 5.700%, 02/01/28 .. 1,500 1,532,975
Ω 5.550%, 05/01/28 .. 800 815,292
Ω 6.050%, 08/01/28 .. 522 540,211
PepsiCo, Inc.
5.497%, 02/13/26 .. 817 818,544
Philip Morris International,
Inc.
0.625%, 11/08/24 .. 900 976,779
3.250%, 11/10/24 .. 7,356 7,350,492
5.125%, 11/15/24 .. 2,972 2,972,112
4.875%, 02/15/28 .. 3,175 3,191,243
5.250%, 09/07/28 .. 475 484,610
4.875%, 02/13/29 .. 8,401 8,423,579
3.375%, 08/15/29 .. 1,766 1,663,502
Phillips 66 Co.
2.450%, 12/15/24 .. 100 99,628
3.605%, 02/15/25 .. 1,493 1,485,822
3.850%, 04/09/25 .. 2,767 2,754,179
4.950%, 12/01/27 .. 800 807,758
3.750%, 03/01/28 .. 2,178 2,110,121
Plains All American Pipeline,
LP/PAA Finance Corp.
3.600%, 11/01/24 .. 10,233 10,232,500
PNC Bank NA
2.950%, 02/23/25 .. 995 988,876
3.250%, 06/01/25,
MTN ............ 750 743,648
3.100%, 10/25/27 .. 1,250 1,199,167
3.250%, 01/22/28 .. 3,500 3,346,169
PNC Financial Services
Group, Inc. (The)
2.200%, 11/01/24 .. 5,115 5,115,000
3.150%, 05/19/27 .. 450 434,172
3.450%, 04/23/29 .. 5,091 4,836,476
PPG Industries, Inc.
1.875%, 06/01/25 .. 1,300 1,401,704
2.750%, 06/01/29 .. 1,000 1,067,299
2.800%, 08/15/29 .. 500 457,388
Principal Financial Group,
Inc.
3.400%, 05/15/25 .. 477 473,226
3.100%, 11/15/26 .. 843 817,447
3.700%, 05/15/29 .. 8,000 7,653,116
Procter & Gamble Co. (The)
# 4.350%, 01/29/29 .. 3,400 3,402,886
Prologis, LP
3.375%, 12/15/27 .. 3,600 3,486,742
4.875%, 06/15/28 .. 5,000 5,049,569

45
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Public Storage Operating Co.
5.487%, 07/25/25 .. 1,882 $ 1,886,931
5.584%, 04/16/27 .. 7,070 7,101,532
1.950%, 11/09/28 .. 455 410,837
3.385%, 05/01/29 .. 5,000 4,746,978
PulteGroup, Inc.
5.500%, 03/01/26 .. 324 325,980
5.000%, 01/15/27 .. 400 401,053
PVH Corp.
4.625%, 07/10/25 .. 11,227 11,179,968
4.125%, 07/16/29 .. 9,800 10,774,882
Quest Diagnostics, Inc.
3.500%, 03/30/25 .. 333 331,053
Radian Group, Inc.
6.200%, 05/15/29 .. 22,543 23,104,287
Realty Income Corp.
3.875%, 04/15/25 .. 3,527 3,512,983
4.875%, 06/01/26 .. 132 132,348
4.450%, 09/15/26 .. 244 242,796
4.125%, 10/15/26 .. 266 263,559
3.000%, 01/15/27 .. 367 354,512
3.200%, 01/15/27 .. 1,780 1,725,780
3.950%, 08/15/27 .. 219 215,724
3.400%, 01/15/28 .. 976 940,382
3.650%, 01/15/28 .. 145 140,624
2.100%, 03/15/28 .. 4,770 4,379,820
2.200%, 06/15/28 .. 2,300 2,106,785
4.750%, 02/15/29 .. 1,099 1,097,281
3.250%, 06/15/29 .. 900 841,298
4.000%, 07/15/29 .. 7,987 7,737,626
Revvity, Inc.
1.900%, 09/15/28 .. 350 313,666
3.300%, 09/15/29 .. 998 923,050
Roche Holdings, Inc.
Ω 5.510%, 03/10/25 .. 1,412 1,414,574
Ω 5.338%, 11/13/28 .. 14,800 15,226,249
# 5.338%, 11/13/28 .. 3,000 3,086,402
Ω 4.203%, 09/09/29 .. 15,291 15,047,580
Rockwell Automation, Inc.
2.875%, 03/01/25 .. 390 387,331
Ross Stores, Inc.
4.600%, 04/15/25 .. 1,502 1,500,250
0.875%, 04/15/26 .. 72 68,215
Royalty Pharma PLC
1.200%, 09/02/25 .. 107 103,762
1.750%, 09/02/27 .. 83 76,538
RTX Corp.
3.150%, 12/15/24 .. 742 739,908
Ryder System, Inc.
4.625%, 06/01/25,
MTN ............ 225 224,535
3.350%, 09/01/25,
MTN ............ 114 112,614
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
2.900%, 12/01/26 .. 70 $ 67,545
5.250%, 06/01/28,
MTN ............ 300 303,719
Schlumberger Holdings
Corp.
Ω 3.900%, 05/17/28 .. 15,871 15,466,749
3.900%, 05/17/28 .. 2,000 1,948,943
Sempra
3.300%, 04/01/25 .. 1,119 1,111,297
Shell International Finance
BV
2.000%, 11/07/24 .. 450 449,773
Sherwin-Williams Co. (The)
3.300%, 02/01/25 .. 200 198,902
Simon Property Group, LP
3.300%, 01/15/26 .. 1,204 1,184,804
3.375%, 12/01/27 .. 400 387,229
1.750%, 02/01/28 .. 385 352,598
2.450%, 09/13/29 .. 4,195 3,780,536
Southwest Airlines Co.
5.250%, 05/04/25 .. 1,850 1,851,070
Southwest Gas Corp.
5.800%, 12/01/27 .. 200 205,136
5.450%, 03/23/28 .. 3,233 3,278,166
3.700%, 04/01/28 .. 1,000 959,873
Southwestern Electric Power
Co.
4.100%, 09/15/28 .. 2,200 2,146,181
Stanley Black & Decker, Inc.
6.000%, 03/06/28 .. 13,050 13,554,177
# 4.250%, 11/15/28 .. 800 786,252
State Street Corp.
3.300%, 12/16/24 .. 3,049 3,042,372
5.735%, 08/03/26 .. 500 503,311
Steel Dynamics, Inc.
2.800%, 12/15/24 .. 1,526 1,521,504
2.400%, 06/15/25 .. 1,357 1,335,722
Stellantis Finance US, Inc.
1.711%, 01/29/27 .. 350 325,100
Ω
# 1.711%, 01/29/27 .. 3,345 3,107,031
Store Capital LLC
4.500%, 03/15/28 .. 300 290,900
4.625%, 03/15/29 .. 545 523,562
Sun Communities Operating,
LP
2.300%, 11/01/28 .. 170 152,985
5.500%, 01/15/29 .. 5,251 5,299,139
Targa Resources Corp.
6.150%, 03/01/29 .. 8,920 9,313,094
Texas Instruments, Inc.
4.600%, 02/08/29 .. 7,000 7,020,870
# 2.250%, 09/04/29 .. 7,000 6,317,178

46
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Textron, Inc.
3.900%, 09/17/29 .. 214 $ 204,522
Thermo Fisher Scientific
Finance I BV
2.660%, 11/18/25 .. 200 211,223
Toll Brothers Finance Corp.
4.350%, 02/15/28 .. 5,849 5,740,141
Trimble, Inc.
4.750%, 12/01/24 .. 8,640 8,634,305
Truist Bank
# 2.150%, 12/06/24 .. 6,747 6,727,561
1.500%, 03/10/25 .. 2,810 2,777,061
Truist Financial Corp.
4.000%, 05/01/25 .. 125 124,507
TTX Co.
Ω 3.600%, 01/15/25 .. 576 574,321
Tyson Foods, Inc.
5.400%, 03/15/29 .. 2,850 2,898,388
Union Pacific Corp.
3.250%, 01/15/25 .. 271 270,060
UnitedHealth Group, Inc.
5.384%, 07/15/26 .. 6,838 6,863,429
US Bancorp
3.150%, 04/27/27,
MTN ............ 250 242,094
3.900%, 04/26/28,
MTN ............ 1,980 1,922,271
US Bank NA
# 2.050%, 01/21/25 .. 2,330 2,315,168
2.800%, 01/27/25 .. 4,181 4,159,202
Valero Energy Corp.
2.850%, 04/15/25 .. 50 49,522
Ventas Realty, LP
2.650%, 01/15/25 .. 5,794 5,765,786
3.500%, 02/01/25 .. 8,325 8,290,549
3.250%, 10/15/26 .. 433 419,843
VeriSign, Inc.
5.250%, 04/01/25 .. 1,071 1,070,112
Verizon Communications,
Inc.
3.500%, 11/01/24 .. 8,155 8,155,000
3.376%, 02/15/25 .. 3,365 3,349,132
5.676%, 03/20/26 .. 3,239 3,253,851
4.500%, 08/17/27,
MTN ............ 500 323,327
4.329%, 09/21/28 .. 425 419,652
3.875%, 02/08/29 .. 5,000 4,837,874
VF Corp.
2.400%, 04/23/25 .. 192 188,940
Virginia Electric and Power
Co.
3.100%, 05/15/25 .. 130 128,886
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Virginia Electric And Power
Co.
2.875%, 07/15/29 .. 3,000 $ 2,769,146
Visa, Inc.
2.750%, 09/15/27 .. 2,217 2,131,583
Walgreens Boots Alliance,
Inc.
3.800%, 11/18/24 .. 171 170,138
Walmart, Inc.
2.650%, 12/15/24 .. 1,360 1,355,920
Walt Disney Co. (The)
2.000%, 09/01/29 .. 586 520,729
WEC Energy Group, Inc.
3.550%, 06/15/25 .. 50 49,512
Wells Fargo & Co.
3.000%, 02/19/25 .. 10,290 10,227,907
3.000%, 10/23/26 .. 44 42,608
4.150%, 01/24/29 .. 730 712,029
Wells Fargo Bank NA
5.690%, 08/01/25 .. 3,145 3,155,932
5.594%, 01/15/26 .. 5,535 5,558,454
6.004%, 12/11/26 .. 5,951 6,013,664
Welltower OP LLC
4.000%, 06/01/25 .. 3,801 3,782,928
Western Union Co. (The)
1.350%, 03/15/26 .. 237 225,353
Whirlpool Corp.
3.700%, 05/01/25 .. 2,149 2,134,058
Williams Cos., Inc. (The)
3.900%, 01/15/25 .. 907 904,761
Wisconsin Electric Power Co.
2.050%, 12/15/24 .. 1,323 1,317,307
3.100%, 06/01/25 .. 31 30,686
WP Carey, Inc.
4.000%, 02/01/25 .. 680 677,951
WPC Eurobond BV
1.350%, 04/15/28 .. 1,500 1,521,540
WRKCo, Inc.
3.750%, 03/15/25 .. 356 353,627
WW Grainger, Inc.
1.850%, 02/15/25 .. 196 194,306
Zimmer Biomet Holdings,
Inc.
3.550%, 04/01/25 .. 186 184,822
TOTAL UNITED STATES 1,629,924,296
TOTAL BONDS ........ 3,191,647,567
U.S. TREASURY
OBLIGATIONS — (8.7%)
U.S. Treasury Bills
4.670%, 12/19/24 .. 823 818,007
4.560%, 12/24/24 .. 410 407,235
4.580%, 12/31/24 .. 801 794,959

47
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^ Value†
(000)
U.S. Treasury Bills
4.580%, 01/09/25 .. 1,195 $ 1,184,773
U.S. Treasury Notes
0.750%, 11/15/24 .. 4,526 4,519,187
4.690%, 01/31/25 .. 4,010 4,010,981
4.659%, 04/30/25 .. 4,039 4,038,617
4.615%, 07/31/25 .. 3,871 3,868,988
4.660%, 10/31/25 .. 58,166 58,139,222
4.735%, 01/31/26 .. 8,000 8,003,377
4.640%, 04/30/26 .. 4,105 4,101,671
4.672%, 07/31/26 .. 6,144 6,141,209
4.625%, 09/30/28 .. 51,423 52,266,659
4.375%, 11/30/28 .. 27,959 28,174,153
3.750%, 12/31/28 .. 25,000 24,601,563
4.000%, 01/31/29 .. 10,000 9,935,156
4.250%, 02/28/29 .. 23,000 23,081,758
4.500%, 05/31/29 .. 24,000 24,345,000
4.000%, 07/31/29 .. 16,500 16,389,141
3.625%, 08/31/29 .. 34,000 33,227,031
3.500%, 09/30/29 .. 349 338,939
TOTAL U.S. TREASURY
OBLIGATIONS ......... 308,387,626
Face
Amount^ Value†
(000)
U.S. Treasury Notes
COMMERCIAL PAPER
— (0.4%)
UNITED KINGDOM — (0.3%)
Reckitt Benckiser Treas
SVCS PLC
4.910%, 11/13/24 .. 10,000 $ 9,982,311
TOTAL UNITED
KINGDOM ............ 9,982,311
UNITED STATES — (0.1%)
EIDP, Inc
4.930%, 11/07/24 .. 5,000 4,995,207
TOTAL UNITED STATES 4,995,207
TOTAL COMMERCIAL
PAPER ............... 14,977,518
TOTAL INVESTMENT
SECURITIES — ( 98.9% )
(Cost $3,506,116,090) ... 3,515,716,152
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.1%)
@§
The DFA Short Term
Investment Fund ... 3,500,295 40,484,411
TOTAL INVESTMENTS
— (100.0%)
(Cost $3,546,600,501) ... $ 3,556,200,563
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $637,142,219 which represented 17.9% of the net assets of the Fund.
As of October 31, 2024, Dimensional Short-Duration Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
EUR 1,686,868 USD 1,825,007 Citigroup 11/04/24 $ 6,335
USD 76,415,766 EUR 69,114,028 HSBC 11/04/24 1,382,352
USD 70,235,998 EUR 63,391,566 State Street Bank and Trust 11/04/24 1,415,156
USD 1,037,661 AUD 1,549,240 Citigroup 11/12/24 22,825
USD 1,336,953 AUD 1,990,149 RBC Dominion Securities 11/12/24 33,298
USD 1,864,726 AUD 2,768,260 RBC Dominion Securities 11/12/24 51,366
USD 7,229,774 AUD 10,845,419 State Street Bank and Trust 11/12/24 125,440
USD 144,735,890 AUD 215,389,186 HSBC 11/13/24 3,642,888
USD 8,133,056 CAD 11,036,480 Bank of America Merrill 11/14/24 213,159
USD 104,934,466 EUR 96,465,100 State Street Bank and Trust 11/18/24 147,954
USD 6,169,382 CAD 8,351,073 UBS Warbug 11/20/24 175,435
USD 6,355,767 GBP 4,896,919 Citigroup 11/25/24 60,240
USD 135,870,457 EUR 124,674,008 HSBC 01/06/25 127,400

48
Dimensional Short-Duration Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 10,146,091 JPY 1,494,127,835 State Street Bank and Trust 01/09/25 $ 246,694
Total Appreciation $7,650,542
EUR 5,034,132 USD 5,472,031 Bank of America Merrill 11/04/24 $ (6,742)
EUR 80,164 USD 87,350 Citigroup 11/04/24 (320)
CAD 1,927,555 USD 1,432,117 Citigroup 11/14/24 (48,883)
CAD 4,274,931 USD 3,139,040 Citigroup 11/14/24 (71,303)
USD 6,684,499 JPY 1,008,849,322 Bank of America Merrill 01/27/25 (14,204)
Total (Depreciation) $(141,452)
Total Appreciation (Depreciation) $7,509,090
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligation ....................... $— $703,441 $— $703,441
Bonds
Australia ............................. — 197,362,359 — 197,362,359
Belgium ............................. — 5,803,868 — 5,803,868
Canada ............................. — 240,201,403 — 240,201,403
Denmark ............................ — 29,550,722 — 29,550,722
Finland .............................. — 20,606,918 — 20,606,918
France .............................. — 107,857,727 — 107,857,727
Germany ............................ — 163,338,262 — 163,338,262
Ireland .............................. — 31,466,196 — 31,466,196
Italy ................................ — 29,680,256 — 29,680,256
Japan ............................... — 208,310,813 — 208,310,813
Luxembourg .......................... — 2,235,081 — 2,235,081
Netherlands .......................... — 91,758,306 — 91,758,306
New Zealand ......................... — 5,245,022 — 5,245,022
Norway .............................. — 27,472,166 — 27,472,166
Spain ............................... — 51,317,606 — 51,317,606
Supranational ......................... — 157,222,838 — 157,222,838
Sweden ............................. — 63,099,781 — 63,099,781
Switzerland ........................... — 38,170,695 — 38,170,695
United Kingdom ....................... — 91,023,252 — 91,023,252
United States ......................... — 1,629,924,296 — 1,629,924,296
U.S. Treasury Obligations ................. — 308,387,626 — 308,387,626
Commercial Paper ....................... — 14,977,518 — 14,977,518
Securities Lending Collateral ............... — 40,484,411 — 40,484,411
Total Investments ........................ $— $3,556,200,563 $— $3,556,200,563
Financial Instruments
Assets
Forward Currency Contracts** .............. — 7,650,542 — 7,650,542
Liabilities
Forward Currency Contracts** .............. — (141,452) — (141,452)
Total Other Financial Instruments ........... $– $7,509,090 $– $7,509,090
**
Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

49
Dimensional Inflation-Protected Securities ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Face
Amount Value†
(000)
U.S. TREASURY
OBLIGATIONS — (99.6%)
Treasury Inflation-Protected
Security
0.750%, 07/15/28 .. 1,296 $ 1,251,677
0.875%, 01/15/29 .. 47,765 45,948,775
2.500%, 01/15/29 .. 39,587 40,646,885
3.875%, 04/15/29 .. 43,241 46,891,629
0.250%, 07/15/29 .. 77,570 72,390,920
0.125%, 01/15/30 .. 135,524 124,169,255
0.125%, 07/15/30 .. 121,725 110,981,545
0.125%, 01/15/31 .. 92,155 82,866,975
0.125%, 07/15/31 .. 53,250 47,603,913
0.125%, 01/15/32 .. 42,598 37,568,484
3.375%, 04/15/32 .. 37,667 41,554,308
1.125%, 01/15/33 .. 11,428 10,727,569
2.125%, 02/15/40 .. 26,587 26,712,433
2.125%, 02/15/41 .. 37,078 37,358,618
0.750%, 02/15/42 .. 31,052 24,932,260
0.625%, 02/15/43 .. 27,353 21,080,605
1.375%, 02/15/44 .. 13,176 11,529,429
TOTAL U.S. TREASURY
OBLIGATIONS ......... 784,215,280
Shares Value†
INVESTMENT
COMPANY  — (0.4%)
UNITED STATES — (0.4%)
State Street Institutional U.S.
Government Money Market
Fund
(r) 4.820% .......... 3,328 ,894 3,328,894
TOTAL UNITED STATES 3,328,894
TOTAL INVESTMENT
COMPANY ............ 3,328,894
TOTAL INVESTMENT
SECURITIES — ( 100.0% )
(Cost $807,943,153) .... 787,544,1 74
TOTAL INVESTMENTS
— (100.0%)
(Cost $807,943,153) .... $ 787,544,174

50
Dimensional Inflation-Protected Securities ETF
continued
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
U.S. Treasury Obligations ................. $— $784,215,280 $— $784,215,280
Investment Company ..................... 3,328,894 — — 3,328,894
Total Investments ........................ $3,328,894 $784,215,280 $— $787,544,174
See accompanying Notes to Financial Statements.

51
Dimensional Global Core Plus Fixed Income ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Face
Amount ^ Value†
(000)
AGENCY OBLIGATIONS
— (8.8%)
Federal National Mortgage
Association
6.000%, 11/01/54,
30YR TBA ....... 24,993 $ 25,152,324
6.500%, 11/01/54,
30YR TBA ....... 16,161 16,494,024
2.500%, 11/01/54,
30YR TBA ....... 29,995 24,811,410
2.000%, 11/01/54,
30YR TBA ....... 31,245 24,761,131
Government National
Mortgage Association
6.000%, 11/01/54,
30YR TBA ....... 10,183 10,257,025
TOTAL AGENCY
OBLIGATIONS ......... 101,475,914
BONDS — (84.3%)
AUSTRALIA — (6.8%)
APA Infrastructure, Ltd.
4.250%, 11/26/24,
MTN ............ GBP 772 991,930
Australia & New Zealand
Banking Group, Ltd.
5.458%, 03/18/26 .. 1,400 1,402,846
3.951%, 05/21/27 .. EUR 7,700 8,372,712
4.950%, 09/11/28,
MTN ............ AUD 2,000 1,317,255
BHP Billiton Finance USA,
Ltd.
5.000%, 09/30/43 .. 1,977 1,898,332
Commonwealth Bank of
Australia
Ω 5.659%, 03/14/25 .. 700 701,434
Ω 5.281%, 07/07/25 .. 861 862,169
Ω 5.559%, 09/12/25 .. 150 150,264
Ω 5.674%, 03/13/26 .. 3,144 3,161,984
FMG Resources August
2006 Pty, Ltd.
Ω 5.875%, 04/15/30 .. 840 835,977
Ω 4.375%, 04/01/31 .. 350 318,624
Ω 6.125%, 04/15/32 .. 1,557 1,562,140
Glencore Capital Finance
DAC
4.154%, 04/29/31,
MTN ............ EUR 2,500 2,789,589
Glencore Funding LLC
Ω 5.941%, 04/04/27 .. 150 151,068
Ω 6.500%, 10/06/33 .. 780 838,256
Ω 5.634%, 04/04/34 .. 100 101,548
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
Macquarie Bank, Ltd.
Ω 5.804%, 07/02/27 .. 905 $ 911,020
Macquarie Group, Ltd.
0.943%, 01/19/29 .. EUR 258 253,962
National Australia Bank, Ltd.
5.132%, 11/22/24 .. 250 250,014
Ω 1.388%, 01/12/25 .. 950 943,403
New South Wales Treasury
Corp.
2.000%, 03/20/31 .. AUD 820 456,771
2.000%, 03/08/33 .. AUD 4,100 2,132,875
1.750%, 03/20/34 .. AUD 5,200 2,544,040
4.750%, 02/20/35 .. AUD 3,450 2,170,215
4.750%, 09/20/35 .. AUD 1,950 1,219,657
4.250%, 02/20/36 .. AUD 6,920 4,110,608
3.500%, 11/20/37 .. AUD 2,500 1,339,800
Northern Star Resources,
Ltd.
Ω 6.125%, 04/11/33 .. 100 103,714
Northern Territory Treasury
Corp.
2.500%, 05/21/32 .. AUD 4,800 2,624,513
Queensland Treasury Corp.
Ω 1.750%, 07/20/34 .. AUD 3,000 1,445,019
Ω 5.250%, 07/21/36 .. AUD 400 258,387
Ω 2.250%, 04/16/40 .. AUD 200 85,876
South Australian
Government Financing
Authority
1.750%, 05/24/34 .. AUD 5,550 2,693,134
2.000%, 05/23/36 .. AUD 3,000 1,387,917
4.750%, 05/24/38 .. AUD 1,730 1,049,794
2.250%, 05/24/40 .. AUD 700 298,978
Treasury Corp. of Victoria
1.500%, 09/10/31 .. AUD 2,600 1,368,971
2.250%, 09/15/33 .. AUD 3,500 1,816,482
2.250%, 11/20/34 .. AUD 4,830 2,408,293
2.000%, 09/17/35 .. AUD 6,000 2,825,076
4.750%, 09/15/36 .. AUD 5,100 3,123,997
2.000%, 11/20/37 .. AUD 10,050 4,381,471
5.250%, 09/15/38,
MTN ............ AUD 2,370 1,494,259
Western Australian Treasury
Corp.
2.000%, 10/24/34 .. AUD 92 45,680
Westpac Banking Corp.
1.019%, 11/18/24 .. 3,538 3,531,413
5.365%, 11/18/24 .. 400 400,108
2.350%, 02/19/25 .. 3,307 3,282,973
6.024%, 08/26/25 .. 400 402,354
5.785%, 11/17/25 .. 900 903,646

52
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
5.305%, 04/16/26 .. 494 $ 494,786
5.512%, 06/03/26 .. 150 150,255
2.150%, 06/03/31 .. 100 85,943
TOTAL AUSTRALIA ..... 78,451,532
BELGIUM — (1.7%)
Anheuser-Busch InBev SA
1.500%, 04/18/30,
MTN ............ EUR 90 90,779
2.750%, 03/17/36,
MTN ............ EUR 10 10,091
Belfius Bank SA
4.125%, 09/12/29,
MTN ............ EUR 100 112,870
Dexia SA
1.250%, 11/26/24 .. EUR 5,000 5,421,709
0.500%, 01/17/25,
MTN ............ EUR 1,700 1,835,642
Kingdom of Belgium
Government Bond
Ω 0.100%, 06/22/30 .. EUR 588 554,687
Ω 1.900%, 06/22/38 .. EUR 12,297 11,475,082
TOTAL BELGIUM ...... 19,500,860
CANADA — (10.3%)
American National Group,
Inc.
5.000%, 06/15/27 .. 161 159,866
Bank of Montreal
1.500%, 12/18/24,
MTN ............ GBP 200 255,861
5.347%, 01/10/25 .. 150 150,082
5.833%, 09/25/25 .. 100 100,516
5.539%, 09/15/26 .. 76 75,892
5.745%, 06/04/27 .. 205 205,085
Bank of Nova Scotia (The)
5.250%, 12/06/24 .. 139 139,029
1.450%, 01/10/25 .. 264 262,164
5.538%, 03/02/26 .. 150 150,095
5.529%, 09/15/26 .. 250 249,734
5.765%, 06/04/27 .. 100 100,202
5.970%, 08/01/29 .. 250 250,836
Barrick North America
Finance LLC
5.750%, 05/01/43 .. 100 102,072
Brookfield Finance, Inc.
6.350%, 01/05/34 .. 50 53,526
5.675%, 01/15/35 .. 44 44,861
Canada Housing Trust No. 1
Ω 1.800%, 12/15/24 .. CAD 2,000 1,431,443
Ω 2.550%, 03/15/25 .. CAD 1,500 1,072,269
Canadian Government Bond
3.000%, 11/01/24 .. CAD 5,442 3,903,818
Canadian Imperial Bank of
Commerce
2.250%, 01/28/25 .. 231 229,484
Face
Amount^ Value†
(000)
CANADA — (Continued)
3.752%, 03/27/26 .. EUR 2,000 $ 2,176,565
6.104%, 10/02/26 .. 100 101,085
5.823%, 06/28/27 .. 200 200,836
6.092%, 10/03/33 .. 195 207,582
Canadian Natural
Resources, Ltd.
6.500%, 02/15/37 .. 625 658,665
6.250%, 03/15/38 .. 2,912 3,027,128
Canadian Treasury Bill
3.610%, 11/21/24 .. CAD 2,000 1,431,759
3.470%, 01/30/25 .. CAD 2,500 1,777,879
3.460%, 02/12/25 .. CAD 2,000 1,420,582
3.450%, 02/27/25 .. CAD 1,000 709,308
Cenovus Energy, Inc.
5.250%, 06/15/37 .. 65 62,149
6.750%, 11/15/39 .. 53 57,780
CI Financial Corp.
3.200%, 12/17/30 .. 1,766 1,496,048
CPPIB Capital, Inc.
1.250%, 12/07/27 .. GBP 700 812,092
0.750%, 02/02/37,
MTN ............ EUR 4,450 3,689,750
Enbridge Energy Partners,
LP
7.500%, 04/15/38 .. 318 368,313
5.500%, 09/15/40 .. 919 893,000
Enbridge, Inc.
4.500%, 06/10/44 .. 100 84,754
Fairfax Financial Holdings,
Ltd.
6.000%, 12/07/33 .. 400 410,630
Hydro-Quebec
6.500%, 02/15/35 .. CAD 1,800 1,564,894
ITC Holdings Corp.
5.300%, 07/01/43 .. 300 280,038
Kinross Gold Corp.
6.250%, 07/15/33 .. 437 463,851
Liberty Utilities Co.
Ω 5.869%, 01/31/34 .. 100 101,329
Magna International, Inc.
4.375%, 03/17/32 .. EUR 281 319,527
Methanex Corp.
4.250%, 12/01/24 .. 50 49,863
# 5.250%, 12/15/29 .. 1,067 1,029,770
Ontario T-Bill
3.680%, 11/20/24 .. CAD 5,000 3,579,612
3.680%, 11/27/24 .. CAD 1,500 1,073,120
3.630%, 12/31/24 .. CAD 2,000 1,426,005
3.890%, 01/08/25 .. CAD 2,000 1,424,929
3.570%, 01/15/25 .. CAD 3,000 2,136,038
3.550%, 01/22/25 .. CAD 3,600 2,561,618

53
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
CANADA — (Continued)
Ontario Teachers' Finance
Trust
3.300%, 10/05/29,
MTN ............ EUR 100 $ 110,781
Ω 1.850%, 05/03/32 .. EUR 400 399,343
4.300%, 06/02/34 .. CAD 5,000 3,679,723
Province of Alberta Canada
5.200%, 05/15/34,
MTN ............ AUD 100 64,862
Province of British Columbia
Canada
5.250%, 05/23/34,
MTN ............ AUD 290 189,222
4.150%, 06/18/34 .. CAD 5,550 4,066,855
3.400%, 05/24/39 .. EUR 12,400 13,763,837
Province of Manitoba
Canada
4.250%, 06/02/34 .. CAD 3,000 2,211,686
4.850%, 08/28/34,
MTN ............ AUD 100 62,911
5.700%, 03/05/37 .. CAD 2,600 2,140,470
Province of Ontario Canada
0.875%, 01/21/25,
MTN ............ EUR 3,833 4,140,910
5.350%, 05/08/34,
MTN ............ AUD 395 259,824
Province of Quebec Canada
0.875%, 01/15/25 .. EUR 5,000 5,403,969
0.500%, 01/25/32,
MTN ............ EUR 1,000 918,783
4.450%, 09/01/34 .. CAD 5,000 3,748,556
5.750%, 12/01/36 .. CAD 400 333,217
Quebec T-Bill
3.770%, 01/10/25 .. CAD 4,000 2,849,227
3.650%, 01/17/25 .. CAD 4,000 2,847,419
Rogers Communications,
Inc.
7.500%, 08/15/38 .. 855 993,795
4.500%, 03/15/42 .. 555 479,447
4.500%, 03/15/43 .. 200 170,747
5.450%, 10/01/43 .. 105 100,948
5.000%, 03/15/44 .. 350 318,278
Royal Bank of Canada
4.810%, 12/16/24 .. CAD 7,700 5,530,279
3.403%, 03/24/25 .. CAD 6,100 4,371,896
4.375%, 10/02/30,
MTN ............ EUR 289 331,838
Spectra Energy Partners, LP
5.950%, 09/25/43 .. 150 150,763
Suncor Energy, Inc.
6.800%, 05/15/38 .. 1,365 1,488,359
6.850%, 06/01/39 .. 702 771,225
TC PipeLines , LP
4.375%, 03/13/25 .. 39 38,854
Face
Amount^ Value†
(000)
CANADA — (Continued)
Toronto Dominion Bank The
3.563%, 04/16/31,
MTN ............ EUR 2,100 $ 2,287,741
Toronto-Dominion Bank
(The)
5.965%, 07/17/26 .. 200 201,599
3.892%, 02/16/27 .. EUR 7,000 7,608,266
5.610%, 04/05/27 .. 260 260,246
3.129%, 08/03/32,
MTN ............ EUR 100 105,716
TransCanada PipeLines , Ltd.
6.200%, 10/15/37 .. 1,366 1,435,351
7.625%, 01/15/39 .. 300 354,076
6.100%, 06/01/40 .. 1,270 1,317,884
TOTAL CANADA ....... 120,042,237
FINLAND — (0.6%)
Finland Government Bond
Ω 2.630%, 09/15/30 .. EUR 489 455,709
Kuntarahoitus OYJ
5.125%, 07/22/27,
MTN ............ GBP 600 780,745
Nokia OYJ
4.375%, 06/12/27 .. 40 39,254
6.625%, 05/15/39 .. 2,608 2,673,265
Nordea Bank Abp
Ω 5.632%, 03/19/27 .. 450 451,881
OP Corporate Bank PLC
3.745%, 03/28/27 .. EUR 1,900 2,067,300
TOTAL FINLAND ....... 6,468,154
FRANCE — (2.0%)
Action Logement Services
4.125%, 10/03/38,
MTN ............ EUR 700 793,771
Agence France Locale
1.375%, 06/20/25,
MTN ............ GBP 100 125,698
Banque Federative du Credit
Mutuel SA
1.250%, 01/14/25,
MTN ............ EUR 600 648,947
Ω 0.998%, 02/04/25 .. 546 540,355
Ω 6.139%, 02/16/28 .. 250 251,132
0.750%, 01/17/30 .. EUR 100 94,813
BNP Paribas SA
Ω 3.375%, 01/09/25 .. 300 298,979
Bouygues SA
5.375%, 06/30/42 .. EUR 200 251,011
BPCE SA
Ω 1.625%, 01/14/25 .. 300 297,921
3.875%, 01/25/36 .. EUR 3,100 3,419,878
Caisse des Depots et
Consignations
1.125%, 12/16/24,
MTN ............ GBP 100 127,991

54
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
FRANCE — (Continued)
Electricite de France SA
4.625%, 04/26/30,
MTN ............ EUR 50 $ 57,725
Engie SA
4.250%, 09/06/34,
MTN ............ EUR 2,100 2,374,541
France Treasury Bill BTF
2.680%, 11/27/24 .. EUR 2,700 2,925,359
French Republic Government
Bond OAT
Ω 2.500%, 05/25/30 .. EUR 238 254,786
Gestion Securite de Stocks
Securite SA
3.375%, 06/29/30,
MTN ............ EUR 100 109,498
Ile-de-France Mobilites
1.000%, 05/25/34,
MTN ............ EUR 1,300 1,139,793
0.675%, 11/24/36,
MTN ............ EUR 1,100 864,633
LVMH Moet Hennessy Louis
Vuitton SE
3.250%, 09/07/29,
MTN ............ EUR 200 220,598
Orange SA
8.125%, 11/20/28,
MTN ............ GBP 50 71,467
SNCF Reseau
1.875%, 03/30/34,
MTN ............ EUR 2,300 2,193,354
Societe Generale SA
6.250%, 06/22/33,
MTN ............ GBP 1,700 2,276,687
Societe Nationale SNCF
SACA
3.375%, 05/25/33 .. EUR 100 109,155
TotalEnergies Capital
International SA
1.250%, 12/16/24,
MTN ............ GBP 25 31,993
2.434%, 01/10/25 .. 250 248,773
2.986%, 06/29/41 .. 550 408,566
Unibail - Rodamco -Westfield
SE
4.125%, 12/11/30,
MTN ............ EUR 1,000 1,107,342
Veolia Environnement SA
6.125%, 11/25/33,
MTN ............ EUR 50 65,798
Vinci SA
3.807%, 05/13/26 .. EUR 1,000 1,085,755
WEA Finance LLC
Ω 2.875%, 01/15/27 .. 300 284,948
4.125%, 09/20/28 .. 50 47,790
Face
Amount^ Value†
(000)
FRANCE — (Continued)
Ω 3.500%, 06/15/29 .. 1,209 $ 1,111,119
TOTAL FRANCE ....... 23,840,176
GERMANY — (1.9%)
Allianz Finance II BV
3.170%, 01/14/25,
MTN ............ EUR 2,000 2,157,276
BASF SE
1.750%, 03/11/25,
MTN ............ GBP 80 101,669
Bayer AG
4.625%, 05/26/33,
MTN ............ EUR 65 73,828
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 .. 540 485,677
Ω 5.500%, 07/30/35 .. 150 143,660
Ω 4.625%, 06/25/38 .. 1,563 1,350,793
Ω 4.400%, 07/15/44 .. 250 193,825
BMW Finance NV
3.250%, 07/22/30,
MTN ............ EUR 90 98,780
BMW US Capital LLC
Ω 5.434%, 04/02/26 .. 150 150,044
Ω 5.897%, 08/13/26 .. 350 351,805
Ω 6.017%, 08/13/27 .. 100 100,570
Bundesrepublik Deutschland
Bundesanleihe
2.100%, 11/15/29 .. EUR 127 136,863
Daimler Truck Finance
Canada, Inc.
2.140%, 12/13/24 .. CAD 400 286,340
Daimler Truck Finance North
America LLC
Ω 5.200%, 01/17/25 .. 250 250,134
Deutsche Bahn Finance
GMBH
0.625%, 04/15/36,
MTN ............ EUR 100 81,497
3.375%, 01/29/38,
MTN ............ EUR 3,814 4,122,170
0.875%, 06/23/39,
MTN ............ EUR 43 32,896
Deutsche Telekom
International Finance BV
8.875%, 11/27/28,
MTN ............ GBP 40 58,891
2.250%, 04/13/29,
MTN ............ GBP 20 23,287
Ω 4.875%, 03/06/42 .. 500 461,610
E.ON International Finance
BV
5.875%, 10/30/37,
MTN ............ GBP 100 130,077
Ω 6.650%, 04/30/38 .. 500 545,659

55
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
GERMANY — (Continued)
E.ON SE
4.000%, 08/29/33,
MTN ............ EUR 65 $ 73,602
Fresenius Medical Care US
Finance III, Inc.
Ω 1.875%, 12/01/26 .. 372 347,170
Ω 2.375%, 02/16/31 .. 1,770 1,453,359
Ω
# 3.000%, 12/01/31 .. 1,730 1,456,762
Landeskreditbank Baden-
Wuerttemberg Foerderbank
1.375%, 01/27/25 .. 50 49,616
Mercedes-Benz International
Finance BV
3.700%, 05/30/31,
MTN ............ EUR 90 100,083
Siemens
Financieringsmaatschappij
NV
1.000%, 02/20/25,
MTN ............ GBP 200 253,984
3.718%, 12/18/25 .. EUR 300 326,596
1.375%, 09/06/30,
MTN ............ EUR 123 123,336
0.500%, 09/05/34,
MTN ............ EUR 262 222,826
Ω 2.875%, 03/11/41 .. 2,750 2,045,986
T-Mobile USA, Inc.
4.375%, 04/15/40 .. 553 489,273
Volkswagen Bank GmbH
4.625%, 05/03/31,
MTN ............ EUR 100 112,239
Volkswagen Financial
Services AG
3.000%, 04/06/25,
MTN ............ EUR 86 93,262
Volkswagen Financial
Services NV
1.875%, 12/03/24,
MTN ............ GBP 200 256,352
Volkswagen Financial
Services Overseas AG
0.375%, 02/12/30,
MTN ............ EUR 90 82,283
3.875%, 09/10/30 .. EUR 250 271,330
Volkswagen Leasing GmbH
4.750%, 09/25/31,
MTN ............ EUR 20 22,793
ZF North America Capital,
Inc.
Ω 4.750%, 04/29/25 .. 306 303,656
Ω 6.875%, 04/14/28 .. 668 673,774
Ω 7.125%, 04/14/30 .. 1,755 1,765,056
TOTAL GERMANY ..... 21,860,689
Face
Amount^ Value†
(000)
HONG KONG — (0.0%)
Prudential Funding Asia PLC
5.875%, 05/11/29 .. GBP 75 $ 98,439
TOTAL HONG KONG ... 98,439
IRELAND — (0.2%)
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
# 3.300%, 01/30/32 .. 395 347,303
3.400%, 10/29/33 .. 470 403,000
3.850%, 10/29/41 .. 1,450 1,161,503
ESB Finance DAC
4.250%, 03/03/36,
MTN ............ EUR 400 459,078
Ireland Government Bond
0.200%, 10/18/30 .. EUR 160 151,926
TOTAL IRELAND ....... 2,522,810
ITALY — (1.7%)
Enel SpA
5.625%, 06/21/27,
MTN ............ EUR 50 58,203
Eni SpA
4.250%, 05/19/33,
MTN ............ EUR 3,900 4,411,203
3.875%, 01/15/34,
MTN ............ EUR 1,500 1,647,132
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27 .. 222 214,852
Ω 4.000%, 09/23/29 .. 250 235,737
5.125%, 08/29/31,
MTN ............ EUR 150 178,020
6.625%, 05/31/33,
MTN ............ GBP 500 677,104
Ω 6.625%, 06/20/33 .. 1,204 1,277,598
Ω 7.200%, 11/28/33 .. 1,168 1,288,403
Italy Buoni Poliennali Del
Tesoro
0.950%, 06/01/32 .. EUR 25 22,912
4.350%, 11/01/33 .. EUR 622 721,522
Ω 4.000%, 04/30/35 .. EUR 500 563,994
Ω 0.950%, 03/01/37 .. EUR 450 355,814
Ω 2.950%, 09/01/38 .. EUR 4,565 4,496,295
Telecom Italia Capital SA
7.200%, 07/18/36 .. 450 456,305
UniCredit SpA
4.000%, 03/05/34,
MTN ............ EUR 2,600 2,882,144
TOTAL ITALY ......... 19,487,238
JAPAN — (10.4%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 .. 1,075 713,942
Aircastle , Ltd.
Ω 2.850%, 01/26/28 .. 550 509,766
Ω 5.950%, 02/15/29 .. 1,100 1,124,511

56
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
JAPAN — (Continued)
American Honda Finance
Corp.
5.666%, 04/23/25 .. 100 $ 100,252
5.338%, 04/29/25 .. 55 55,015
5.680%, 08/14/25 .. 150 150,342
5.673%, 10/03/25 .. 250 251,052
5.382%, 01/12/26 .. 400 399,921
5.802%, 01/12/26 .. 355 356,803
5.678%, 10/05/26 .. 624 625,267
5.592%, 07/09/27 .. 560 561,472
Aviation Capital Group LLC
Ω 5.500%, 12/15/24 .. 254 253,995
Development Bank of Japan,
Inc.
4.750%, 11/26/27,
MTN ............ EUR 50 57,514
East Japan Railway Co.
4.750%, 12/08/31,
MTN ............ GBP 50 62,914
Japan Government Five Year
Bond
0.400%, 12/20/28 .. JPY 1,313,000 8,578,439
Japan Government Ten Year
Bond
0.100%, 06/20/27 .. JPY 1,148,300 7,473,882
0.100%, 12/20/30 .. JPY 89,900 572,580
0.100%, 06/20/31 .. JPY 699,000 4,434,640
0.200%, 03/20/32 .. JPY 797,300 5,057,496
0.200%, 09/20/32 .. JPY 834,500 5,261,801
0.500%, 12/20/32 .. JPY 775,550 4,997,429
0.400%, 06/20/33 .. JPY 894,700 5,685,493
Japan Government Thirty
Year Bond
2.300%, 03/20/35 .. JPY 833,250 6,173,079
2.500%, 06/20/36 .. JPY 1,250,150 9,433,759
Japan Government Twenty
Year Bond
1.500%, 03/20/34 .. JPY 654,550 4,538,428
0.400%, 03/20/36 .. JPY 1,960,100 11,906,908
0.600%, 12/20/37 .. JPY 2,327,550 14,032,074
1.100%, 06/20/43 .. JPY 1,775,000 10,535,454
JT International Financial
Services BV
3.625%, 04/11/34,
MTN ............ EUR 5,900 6,325,339
Mizuho Financial Group, Inc.
4.416%, 05/20/33,
MTN ............ EUR 4,700 5,385,067
3.980%, 05/21/34,
MTN ............ EUR 150 165,850
3.767%, 08/27/34,
MTN ............ EUR 300 326,643
Nissan Motor Acceptance
Co. LLC
Ω 2.000%, 03/09/26 .. 250 237,712
Face
Amount^ Value†
(000)
JAPAN — (Continued)
2.750%, 03/09/28 .. 45 $ 40,487
Ω 2.750%, 03/09/28 .. 369 331,982
Ω 2.450%, 09/15/28 .. 150 131,458
Ω 7.050%, 09/15/28 .. 586 608,429
ORIX Corp.
3.250%, 12/04/24 .. 548 547,044
Protective Life Corp.
8.450%, 10/15/39 .. 249 311,082
SoftBank Group Corp.
7.000%, 07/08/31 .. 211 215,911
Sumitomo Mitsui Financial
Group, Inc.
6.051%, 07/09/29 .. 500 504,875
Sumitomo Mitsui Trust Bank,
Ltd.
Ω 5.930%, 09/10/27 .. 450 453,884
Toyota Motor Credit Corp.
5.442%, 01/10/25 .. 150 150,104
5.584%, 09/11/25 .. 100 100,307
5.530%, 01/05/26 .. 300 301,051
5.524%, 05/15/26 .. 305 305,037
5.955%, 05/18/26 .. 100 100,720
5.880%, 08/07/26 .. 200 201,111
5.542%, 03/19/27 .. 100 100,223
TOTAL JAPAN ......... 120,748,544
LUXEMBOURG — (0.6%)
ArcelorMittal SA
# 6.800%, 11/29/32 .. 2,507 2,718,131
6.000%, 06/17/34 .. 101 103,713
JAB Holdings BV
5.000%, 06/12/33 .. EUR 3,300 3,850,127
TOTAL LUXEMBOURG .. 6,671,971
NETHERLANDS — (2.1%)
ABN AMRO Bank NV
3.615%, 01/10/25 .. EUR 7,600 8,257,846
1.375%, 01/16/25,
MTN ............ GBP 3,100 3,953,574
3.750%, 04/20/25,
MTN ............ EUR 1,000 1,088,852
BNG Bank NV
1.600%, 11/27/30 .. AUD 1,100 595,773
2.450%, 07/21/32 .. AUD 1,600 873,894
Cooperatieve Rabobank UA
1.375%, 01/10/25 .. 1,550 1,539,529
5.000%, 01/13/25 .. 1,550 1,549,874
4.125%, 07/14/25 .. EUR 4 4,381
3.822%, 07/26/34,
MTN ............ EUR 800 889,308
5.250%, 05/23/41,
MTN ............ GBP 189 239,436
5.250%, 05/24/41 .. 1,082 1,091,778
CTP NV
4.750%, 02/05/30,
MTN ............ EUR 105 118,068

57
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
NETHERLANDS — (Continued)
Koninklijke KPN NV
3.875%, 02/16/36,
MTN ............ EUR 3,400 $ 3,751,043
Koninklijke Philips NV
6.875%, 03/11/38 .. 400 448,361
5.000%, 03/15/42 .. 100 92,284
Netherlands Government
Bond
Ω 2.450%, 07/15/30 .. EUR 160 151,323
TOTAL NETHERLANDS . 24,645,324
NEW ZEALAND — (0.3%)
New Zealand Government
Bond
2.750%, 04/15/37 .. NZD 6,500 3,159,381
TOTAL NEW ZEALAND .. 3,159,381
NORWAY — (0.5%)
Aker BP ASA
4.000%, 05/29/32,
MTN ............ EUR 1,900 2,065,555
DNB Boligkreditt As
5.140%, 06/20/25 .. 10,000 908,529
Equinor ASA
3.250%, 11/10/24 .. 550 549,572
3.625%, 04/06/40 .. 600 495,806
5.100%, 08/17/40 .. 405 399,984
4.250%, 11/23/41 .. 350 311,346
3.950%, 05/15/43 .. 799 674,556
4.800%, 11/08/43 .. 232 219,452
TOTAL NORWAY ...... 5,624,800
SINGAPORE — (0.3%)
DBS Group Holdings, Ltd.
5.566%, 09/12/25 .. 2,750 2,754,483
Optus Finance Pty, Ltd.
2.500%, 07/01/30,
MTN ............ AUD 1,200 664,436
TOTAL SINGAPORE .... 3,418,919
SPAIN — (0.8%)
Autonomous Community of
Madrid Spain
3.596%, 04/30/33 .. EUR 90 100,921
Avangrid , Inc.
3.150%, 12/01/24 .. 100 99,783
Banco Santander SA
4.250%, 06/12/30,
MTN ............ EUR 200 228,101
CaixaBank SA
4.250%, 09/06/30,
MTN ............ EUR 200 228,226
Santander Holdings USA,
Inc.
3.450%, 06/02/25 .. 500 494,695
4.500%, 07/17/25 .. 714 710,819
Face
Amount^ Value†
(000)
SPAIN — (Continued)
Spain Government Bond
Ω 3.550%, 10/31/33 .. EUR 562 $ 635,759
Ω 0.850%, 07/30/37 .. EUR 574 465,297
Ω 3.900%, 07/30/39 .. EUR 2,696 3,088,164
Telefonica Emisiones SA
4.055%, 01/24/36,
MTN ............ EUR 1,300 1,453,046
7.045%, 06/20/36 .. 1,976 2,206,208
Telefonica Europe BV
5.875%, 02/14/33,
MTN ............ EUR 50 64,649
TOTAL SPAIN ......... 9,775,668
SUPRANATIONAL — (2.8%)
Asian Development Bank
6.038%, 08/27/26 .. 200 202,560
Asian Infrastructure
Investment Bank (The)
Ω 5.102%, 04/15/26 .. 200 199,831
European Bank for
Reconstruction &
Development
5.073%, 04/14/26 .. 250 249,847
5.404%, 02/20/28 .. 1,378 1,379,122
5.369%, 02/16/29 .. 1,300 1,297,481
European Financial Stability
Facility
3.375%, 08/30/38,
MTN ............ EUR 4,050 4,528,450
European Investment Bank
0.010%, 11/15/35 .. EUR 3,600 2,860,720
European Union
3.250%, 07/04/34 .. EUR 1,140 1,266,439
2.880%, 07/04/35,
MTN ............ EUR 700 561,180
0.200%, 06/04/36,
MTN ............ EUR 400 319,966
3.375%, 10/04/38,
MTN ............ EUR 3,000 3,322,795
0.450%, 07/04/41,
MTN ............ EUR 1,000 697,539
3.375%, 11/04/42,
MTN ............ EUR 710 779,697
Inter-American Development
Bank
5.139%, 02/04/25 .. 250 250,167
5.162%, 04/12/27 .. 250 249,959
5.234%, 10/04/27 .. 915 915,482
5.184%, 03/20/28 .. 600 598,332
5.233%, 10/05/28 .. 205 205,080
5.403%, 02/15/29 .. 350 349,490
5.258%, 08/01/29 .. 400 400,372
Inter-American Investment
Corp.
2.625%, 04/22/25 .. 100 99,060

58
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
SUPRANATIONAL
— (Continued)
International Bank
for Reconstruction &
Development
5.115%, 06/15/26 .. 100 $ 99,898
5.208%, 09/23/26 .. 250 250,369
5.252%, 01/12/27 .. 500 501,249
5.336%, 02/23/27 .. 550 550,544
5.204%, 06/15/27 .. 921 921,922
5.510%, 08/19/27 .. 800 803,784
5.403%, 05/15/28 .. 750 750,115
5.354%, 11/22/28 .. 900 897,375
5.185%, 01/24/29 .. 500 498,492
International Development
Association
0.750%, 12/12/24 .. GBP 4,000 5,119,848
International Finance Corp.
5.214%, 03/16/26 .. 550 550,346
5.339%, 08/28/28,
MTN ............ 300 299,956
3.635%, 08/26/33,
MTN ............ AUD 1,000 590,973
Nordic Investment Bank
6.118%, 05/12/26 .. 450 455,211
TOTAL SUPRANATIONAL 33,023,651
SWEDEN — (1.4%)
Investor AB
0.375%, 10/29/35,
MTN ............ EUR 600 469,455
Skandinaviska Enskilda
Banken AB
3.442%, 05/03/27 .. EUR 12,050 13,107,279
Svensk Exportkredit AB
3.375%, 08/30/30,
MTN ............ EUR 150 168,347
Svenska Handelsbanken AB
5.000%, 03/02/28,
MTN ............ AUD 3,400 2,230,760
TOTAL SWEDEN ....... 15,975,841
SWITZERLAND — (0.1%)
Novartis Capital Corp.
3.700%, 09/21/42 .. 50 41,561
4.400%, 05/06/44 .. 336 304,836
UBS AG
Ω 1.375%, 01/13/25 .. 400 397,171
TOTAL SWITZERLAND .. 743,568
UNITED KINGDOM — (3.6%)
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32 .. 815 812,526
Ω 5.550%, 05/30/33 .. 590 587,608
Ω 5.800%, 04/15/34 .. 1,948 1,973,897
Face
Amount^ Value†
(000)
UNITED KINGDOM
— (Continued)
Barclays PLC
3.250%, 01/17/33,
MTN ............ GBP 1,500 $ 1,615,149
BAT Capital Corp.
5.834%, 02/20/31 .. 100 103,162
6.421%, 08/02/33 .. 61 64,939
6.000%, 02/20/34 .. 220 227,646
4.390%, 08/15/37 .. 2,441 2,127,682
3.734%, 09/25/40 .. 409 313,099
7.079%, 08/02/43 .. 2,154 2,353,783
British Telecommunications
PLC
5.750%, 12/07/28 .. GBP 335 443,124
CK Hutchison Group
Telecom Finance SA
1.500%, 10/17/31 .. EUR 200 184,928
2.625%, 10/17/34 .. GBP 900 835,951
HSBC Holdings PLC
# 6.100%, 01/14/42 .. 2,100 2,310,696
HSBC USA, Inc.
5.945%, 03/04/27 .. 700 703,658
Lloyds Bank PLC
1.250%, 01/13/25,
MTN ............ EUR 300 324,368
Macquarie Airfinance
Holdings, Ltd.
Ω 6.500%, 03/26/31 .. 2,050 2,129,622
Mead Johnson Nutrition Co.
4.600%, 06/01/44 .. 150 132,435
Motability Operations Group
PLC
3.875%, 01/24/34,
MTN ............ EUR 5,098 5,607,047
2.375%, 07/03/39,
MTN ............ GBP 400 350,901
National Grid North America,
Inc.
4.668%, 09/12/33,
MTN ............ EUR 2,100 2,421,394
National Grid PLC
4.275%, 01/16/35,
MTN ............ EUR 300 337,507
Nationwide Building Society
5.350%, 03/15/28,
MTN ............ AUD 300 196,437
NatWest Markets PLC
5.899%, 08/23/28,
MTN ............ AUD 300 200,787
Reynolds American, Inc.
5.700%, 08/15/35 .. 271 273,548
7.250%, 06/15/37 .. 430 478,867
8.125%, 05/01/40 .. 9 10,628
7.000%, 08/04/41 .. 300 319,189
# 6.150%, 09/15/43 .. 651 650,612

59
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED KINGDOM
— (Continued)
Southern Gas Networks PLC
4.875%, 03/21/29,
MTN ............ GBP 50 $ 63,988
SSE PLC
8.375%, 11/20/28,
MTN ............ GBP 60 86,083
U.K. Gilt
1.500%, 07/22/26 .. GBP 250 306,354
1.125%, 01/31/39 .. GBP 11,506 9,454,960
U.K. Treasury Bills
4.850%, 11/18/24 .. GBP 2,700 3,462,848
Vodafone Group PLC
6.150%, 02/27/37 .. 31 33,032
TOTAL UNITED
KINGDOM ............ 41,498,455
UNITED STATES — (36.2%)
3M Co.
3.875%, 06/15/44,
MTN ............ 25 20,396
Abbott Ireland Financing
DAC
0.100%, 11/19/24 .. 3,830 4,152,472
Abbott Laboratories
4.750%, 11/30/36 .. 144 141,596
6.150%, 11/30/37 .. 250 276,951
6.000%, 04/01/39 .. 150 164,724
5.300%, 05/27/40 .. 970 995,771
4.750%, 04/15/43 .. 400 385,390
Advance Auto Parts, Inc.
1.750%, 10/01/27 .. 45 40,013
# 3.900%, 04/15/30 .. 507 451,456
# 3.500%, 03/15/32 .. 2,149 1,768,517
AES Corp. (The)
1.375%, 01/15/26 .. 70 67,037
Aetna, Inc.
6.625%, 06/15/36 .. 100 108,102
6.750%, 12/15/37 .. 100 108,611
4.500%, 05/15/42 .. 190 161,392
4.125%, 11/15/42 .. 488 390,186
4.750%, 03/15/44 .. 200 171,220
Affiliated Managers Group,
Inc.
5.500%, 08/20/34 .. 200 197,309
Aflac, Inc.
6.450%, 08/15/40 .. 50 54,139
Alabama Power Co.
4.100%, 01/15/42 .. 100 83,411
Albemarle Corp.
5.050%, 06/01/32 .. 100 97,298
Ally Financial, Inc.
4.750%, 06/09/27 .. 407 404,258
8.000%, 11/01/31 .. 2,304 2,563,559
8.000%, 11/01/31 .. 989 1,102,155
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Altria Group, Inc.
6.875%, 11/01/33 .. 882 $ 969,542
5.800%, 02/14/39 .. 222 225,273
3.400%, 02/04/41 .. 2,276 1,695,086
4.250%, 08/09/42 .. 3,470 2,846,607
4.500%, 05/02/43 .. 771 648,953
5.375%, 01/31/44 .. 50 48,560
Amazon.com, Inc.
3.000%, 04/13/25 .. 53 52,634
3.875%, 08/22/37 .. 400 359,207
2.875%, 05/12/41 .. 1,774 1,339,747
American Assets Trust, LP
3.375%, 02/01/31 .. 1,784 1,546,151
6.150%, 10/01/34 .. 641 643,390
American Express Co.
5.915%, 03/04/25 .. 350 350,613
5.857%, 02/13/26 .. 150 150,615
5.540%, 11/04/26 .. 250 250,190
8.150%, 03/19/38 .. 550 699,022
American Tower Corp.
4.100%, 05/16/34,
MTN ............ 2,000 2,219,843
Analog Devices, Inc.
2.800%, 10/01/41 .. 500 360,784
Aon Global, Ltd.
4.250%, 12/12/42 .. 50 41,109
Apache Corp.
7.750%, 12/15/29 .. 149 163,469
6.000%, 01/15/37 .. 614 614,779
5.100%, 09/01/40 .. 950 820,191
5.250%, 02/01/42 .. 177 153,155
4.750%, 04/15/43 .. 600 483,323
Apple, Inc.
2.375%, 02/08/41 .. 750 532,553
3.850%, 05/04/43 .. 250 213,252
Ares Capital Corp.
4.250%, 03/01/25 .. 449 447,381
3.250%, 07/15/25 .. 60 59,180
2.150%, 07/15/26 .. 100 94,847
7.000%, 01/15/27 .. 200 206,682
2.875%, 06/15/28 .. 439 400,650
5.875%, 03/01/29 .. 653 657,739
5.950%, 07/15/29 .. 421 424,921
3.200%, 11/15/31 .. 1,402 1,193,324
Arrow Electronics, Inc.
5.875%, 04/10/34 .. 750 759,394
Ashland, Inc.
Ω 3.375%, 09/01/31 .. 410 354,618
AT&T, Inc.
4.500%, 05/15/35 .. 519 486,499
2.600%, 05/19/38 .. 540 514,551
7.000%, 04/30/40,
MTN ............ 50 71,146

60
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
6.375%, 03/01/41 .. 50 $ 53,806
3.500%, 06/01/41 .. 335 262,628
4.300%, 12/15/42 .. 100 85,368
Athene Holding, Ltd.
6.650%, 02/01/33 .. 100 107,599
5.875%, 01/15/34 .. 1,900 1,934,473
AutoNation, Inc.
2.400%, 08/01/31 .. 150 124,102
AvalonBay Communities, Inc.
3.500%, 11/15/25 .. 850 841,095
Avnet, Inc.
3.000%, 05/15/31 .. 400 343,643
5.500%, 06/01/32 .. 805 799,583
Ball Corp.
3.125%, 09/15/31 .. 50 43,211
Bath & Body Works, Inc.
6.875%, 11/01/35 .. 1,421 1,442,334
6.750%, 07/01/36 .. 1,838 1,847,905
Baxter International, Inc.
1.322%, 11/29/24 .. 100 99,698
Belo Corp.
7.250%, 09/15/27 .. 419 431,814
Berkshire Hathaway Energy
Co.
5.950%, 05/15/37 .. 100 105,691
Berkshire Hathaway Finance
Corp.
2.000%, 03/18/34 .. 412 402,571
2.375%, 06/19/39 .. 8,600 7,673,771
4.400%, 05/15/42 .. 150 138,767
4.300%, 05/15/43 .. 400 358,217
Berkshire Hathaway, Inc.
4.500%, 02/11/43 .. 109 102,247
Black Hills Corp.
6.150%, 05/15/34 .. 1,193 1,251,455
BlackRock Funding, Inc.
5.000%, 03/14/34 .. 100 100,639
Blackrock, Inc.
1.250%, 05/06/25 .. 2,200 2,366,607
BlackRock, Inc.
2.100%, 02/25/32 .. 100 83,769
4.750%, 05/25/33 .. 10 9,957
Block, Inc.
3.500%, 06/01/31 .. 2,400 2,127,487
Boardwalk Pipelines, LP
4.950%, 12/15/24 .. 100 99,932
5.625%, 08/01/34 .. 500 501,324
Boeing Co. (The)
6.625%, 02/15/38 .. 675 699,974
3.550%, 03/01/38 .. 713 543,169
3.500%, 03/01/39 .. 194 145,125
6.875%, 03/15/39 .. 130 137,663
5.875%, 02/15/40 .. 1,074 1,037,771
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Boston Properties, LP
3.200%, 01/15/25 .. 100 $ 99,593
3.650%, 02/01/26 .. 40 39,252
3.400%, 06/21/29 .. 281 258,347
2.900%, 03/15/30 .. 578 509,815
3.250%, 01/30/31 .. 478 421,051
2.550%, 04/01/32 .. 779 635,840
2.450%, 10/01/33 .. 750 583,403
# 6.500%, 01/15/34 .. 1,663 1,759,939
5.750%, 01/15/35 .. 1,238 1,226,166
BP Capital Markets America,
Inc.
3.060%, 06/17/41 .. 100 74,021
BP Capital Markets BV
4.323%, 05/12/35,
MTN ............ 900 1,021,270
Brixmor Operating
Partnership, LP
3.850%, 02/01/25 .. 300 298,862
5.500%, 02/15/34 .. 1,350 1,351,327
Broadcom, Inc.
Ω
# 3.469%, 04/15/34 .. 90 78,546
Ω 3.187%, 11/15/36 .. 440 357,479
Ω 3.500%, 02/15/41 .. 900 707,934
Broadstone Net Lease LLC
2.600%, 09/15/31 .. 700 581,566
Brunswick Corp.
2.400%, 08/18/31 .. 1,222 1,005,988
# 4.400%, 09/15/32 .. 1,423 1,314,194
Capital One Financial Corp.
4.250%, 04/30/25 .. 173 172,411
Cardinal Health, Inc.
3.500%, 11/15/24 .. 100 99,937
Carlisle Cos., Inc.
3.500%, 12/01/24 .. 873 871,810
Carrier Global Corp.
2.242%, 02/15/25 .. 100 99,221
Caterpillar Financial Services
Corp.
5.444%, 06/13/25,
MTN ............ 300 300,553
5.481%, 02/27/26 .. 450 450,294
5.574%, 10/16/26 .. 200 201,248
5.600%, 05/14/27 .. 255 255,426
CBRE Services, Inc.
5.950%, 08/15/34 .. 2,175 2,275,808
CenterPoint Energy
Resources Corp.
5.850%, 01/15/41 .. 250 256,925
CF Industries, Inc.
4.950%, 06/01/43 .. 1,242 1,116,046
5.375%, 03/15/44 .. 240 226,577

61
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Charles Schwab Corp. (The)
5.617%, 05/13/26 .. 150 $ 150,072
6.042%, 03/03/27 .. 400 403,300
Chevron Corp.
2.978%, 05/11/40 .. 430 328,602
Chevron USA, Inc.
6.000%, 03/01/41 .. 267 290,175
5.250%, 11/15/43 .. 150 150,241
Choice Hotels International,
Inc.
3.700%, 12/01/29 .. 358 332,020
Chubb INA Holdings LLC
0.300%, 12/15/24 .. 705 762,757
Cigna Group (The)
3.250%, 04/15/25 .. 329 326,640
4.800%, 08/15/38 .. 126 116,675
3.200%, 03/15/40 .. 450 338,105
6.125%, 11/15/41 .. 153 160,663
5.375%, 02/15/42 .. 50 46,972
Cincinnati Financial Corp.
6.125%, 11/01/34 .. 52 55,134
Cisco Systems, Inc.
5.900%, 02/15/39 .. 791 851,425
5.500%, 01/15/40 .. 3,291 3,404,412
Citigroup, Inc.
5.150%, 05/21/26,
MTN ............ 50 64,483
6.875%, 03/05/38 .. 4 4,457
6.800%, 06/25/38,
MTN ............ 1,250 1,810,294
8.125%, 07/15/39 .. 700 883,436
5.875%, 01/30/42 .. 200 210,047
Citizens Financial Group, Inc.
2.850%, 07/27/26 .. 40 38,551
2.500%, 02/06/30 .. 300 263,057
3.250%, 04/30/30 .. 941 853,622
CME Group, Inc.
3.000%, 03/15/25 .. 400 397,429
5.300%, 09/15/43 .. 923 944,510
CMS Energy Corp.
4.700%, 03/31/43 .. 100 87,822
CNA Financial Corp.
5.500%, 06/15/33 .. 95 96,605
5.125%, 02/15/34 .. 50 49,493
CNO Financial Group, Inc.
5.250%, 05/30/25 .. 236 235,964
5.250%, 05/30/29 .. 200 198,926
6.450%, 06/15/34 .. 1,449 1,492,396
Columbia Pipelines Holding
Co. LLC
Ω 5.681%, 01/15/34 .. 315 314,305
Comcast Corp.
6.550%, 07/01/39 .. 100 110,820
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
3.250%, 11/01/39 .. 50 $ 38,909
6.400%, 03/01/40 .. 250 272,040
3.750%, 04/01/40 .. 108 89,206
4.650%, 07/15/42 .. 177 160,238
Conagra Brands, Inc.
5.300%, 11/01/38 .. 1,044 1,006,477
ConocoPhillips Co.
3.758%, 03/15/42 .. 136 110,335
Consolidated Edison Co. of
New York, Inc.
6.750%, 04/01/38 .. 100 113,560
5.500%, 12/01/39 .. 100 101,036
5.700%, 06/15/40 .. 150 154,249
4.200%, 03/15/42 .. 200 170,790
Constellation Energy
Generation LLC
6.250%, 10/01/39 .. 50 53,288
5.600%, 06/15/42 .. 50 49,615
Continental Resources, Inc.
Ω 2.875%, 04/01/32 .. 1,468 1,215,893
4.900%, 06/01/44 .. 1,250 1,034,068
COPT Defense Properties,
LP
2.000%, 01/15/29 .. 350 307,028
2.750%, 04/15/31 .. 1,204 1,028,783
2.900%, 12/01/33 .. 350 283,750
Corebridge Financial, Inc.
6.050%, 09/15/33 .. 72 74,731
4.350%, 04/05/42 .. 441 374,661
Cox Communications, Inc.
Ω 5.450%, 09/01/34 .. 751 731,996
Ω 4.800%, 02/01/35 .. 485 449,815
Ω 8.375%, 03/01/39 .. 511 607,379
Ω 4.700%, 12/15/42 .. 100 82,313
Ω 4.500%, 06/30/43 .. 550 449,644
CRH SMW Finance DAC
4.250%, 07/11/35,
MTN ............ 3,000 3,410,870
Crown Americas LLC
5.250%, 04/01/30 .. 100 98,355
CSX Corp.
4.750%, 05/30/42 .. 1,161 1,075,920
CVS Health Corp.
4.780%, 03/25/38 .. 1,959 1,748,312
6.125%, 09/15/39 .. 750 751,039
4.125%, 04/01/40 .. 1,136 917,448
2.700%, 08/21/40 .. 950 632,636
5.300%, 12/05/43 .. 1,115 1,010,082
6.000%, 06/01/44 .. 1,765 1,733,792
DCP Midstream Operating,
LP
Ω 6.450%, 11/03/36 .. 320 331,693
Ω 6.750%, 09/15/37 .. 992 1,057,441

62
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
5.600%, 04/01/44 .. 555 $ 529,865
Dell International LLC/EMC
Corp.
3.375%, 12/15/41 .. 355 266,669
Dell, Inc.
6.500%, 04/15/38 .. 200 213,130
Devon Energy Corp.
5.200%, 09/15/34 .. 250 240,681
5.600%, 07/15/41 .. 4,035 3,823,551
4.750%, 05/15/42 .. 2,554 2,170,731
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 .. 599 525,324
Discover Financial Services
3.950%, 11/06/24 .. 300 299,950
6.700%, 11/29/32 .. 2,861 3,077,968
Discovery Communications
LLC
3.450%, 03/15/25 .. 150 148,975
3.950%, 03/20/28 .. 150 141,663
4.125%, 05/15/29 .. 200 186,057
3.625%, 05/15/30 .. 397 351,478
5.000%, 09/20/37 .. 125 106,094
6.350%, 06/01/40 .. 973 911,466
Dollar General Corp.
# 5.450%, 07/05/33 .. 470 465,741
Dominion Energy, Inc.
7.000%, 06/15/38 .. 65 73,618
4.900%, 08/01/41 .. 272 248,886
4.050%, 09/15/42 .. 100 80,777
Dow Chemical Co. (The)
5.250%, 11/15/41 .. 149 141,034
4.375%, 11/15/42 .. 219 185,032
DPL, Inc.
# 4.125%, 07/01/25 .. 250 247,834
4.350%, 04/15/29 .. 100 93,908
Duke Energy Carolinas LLC
6.100%, 06/01/37 .. 180 190,275
Duke Energy Corp.
3.850%, 06/15/34 .. 1,100 1,185,317
DXC Technology Co.
2.375%, 09/15/28 .. 100 89,115
Eastern Energy Gas
Holdings LLC
2.500%, 11/15/24 .. 587 586,403
3.600%, 12/15/24 .. 30 29,944
Eastman Chemical Co.
4.800%, 09/01/42 .. 681 605,770
Edison International
3.550%, 11/15/24 .. 100 99,913
4.950%, 04/15/25 .. 1,000 999,417
Elevance Health, Inc.
6.375%, 06/15/37 .. 2,086 2,266,256
4.625%, 05/15/42 .. 355 313,954
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
4.650%, 01/15/43 .. 611 $ 542,659
5.100%, 01/15/44 .. 450 419,502
Energy Transfer, LP
6.550%, 12/01/33 .. 456 489,044
4.900%, 03/15/35 .. 65 61,920
6.625%, 10/15/36 .. 568 613,164
5.800%, 06/15/38 .. 185 185,041
7.500%, 07/01/38 .. 450 515,599
6.050%, 06/01/41 .. 995 998,376
6.500%, 02/01/42 .. 1,349 1,416,718
6.100%, 02/15/42 .. 335 335,672
4.950%, 01/15/43 .. 457 401,992
5.150%, 02/01/43 .. 718 644,936
5.950%, 10/01/43 .. 318 312,471
5.300%, 04/01/44 .. 187 171,549
Enterprise Products
Operating LLC
3.750%, 02/15/25 .. 250 249,113
7.550%, 04/15/38 .. 250 299,007
6.125%, 10/15/39 .. 100 106,525
6.450%, 09/01/40 .. 2,100 2,298,465
5.950%, 02/01/41 .. 205 215,012
5.700%, 02/15/42 .. 170 172,715
4.850%, 08/15/42 .. 105 97,008
4.450%, 02/15/43 .. 300 262,646
4.850%, 03/15/44 .. 518 476,173
EPR Properties
4.500%, 06/01/27 .. 22 21,552
4.950%, 04/15/28 .. 210 206,400
3.750%, 08/15/29 .. 926 852,995
3.600%, 11/15/31 .. 3,037 2,677,582
EQM Midstream Partners, LP
5.500%, 07/15/28 .. 40 39,701
Equifax, Inc.
2.600%, 12/01/24 .. 250 249,488
Equinix , Inc.
2.625%, 11/18/24 .. 200 199,742
Exxon Mobil Corp.
2.709%, 03/06/25 .. 100 99,259
1.408%, 06/26/39 .. 5,100 4,058,750
2.995%, 08/16/39 .. 700 542,043
4.227%, 03/19/40 .. 1,837 1,642,532
FedEx Corp.
4.100%, 04/15/43 .. 100 81,588
Fidelity & Guaranty Life
Holdings, Inc.
Ω 5.500%, 05/01/25 .. 79 78,958
Fifth Third Bancorp
2.550%, 05/05/27 .. 70 66,453
First American Financial
Corp.
4.600%, 11/15/24 .. 908 907,438
4.000%, 05/15/30 .. 100 93,095

63
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Fiserv, Inc.
4.500%, 05/24/31 .. 150 $ 171,438
Flowserve Corp.
3.500%, 10/01/30 .. 300 274,198
Fluor Corp.
3.500%, 12/15/24 .. 50 49,762
FMC Corp.
5.650%, 05/18/33 .. 1,210 1,219,670
Ford Motor Co.
9.625%, 04/22/30 .. 468 542,924
7.450%, 07/16/31 .. 505 546,927
3.250%, 02/12/32 .. 214 179,041
6.100%, 08/19/32 .. 272 273,149
4.750%, 01/15/43 .. 2,603 2,110,146
Ford Motor Credit Co. LLC
7.122%, 11/07/33 .. 449 473,938
6.125%, 03/08/34 .. 554 548,470
Fortune Brands Innovations,
Inc.
5.875%, 06/01/33 .. 288 302,536
Fox Corp.
6.500%, 10/13/33 .. 1,446 1,539,707
5.476%, 01/25/39 .. 2,825 2,729,871
Franklin Resources, Inc.
2.850%, 03/30/25 .. 33 32,729
Freeport-McMoRan, Inc.
5.450%, 03/15/43 .. 1,765 1,693,883
GATX Corp.
6.050%, 03/15/34 .. 90 94,441
6.900%, 05/01/34 .. 100 110,737
General Motors Co.
5.000%, 04/01/35 .. 100 94,918
6.600%, 04/01/36 .. 2,142 2,266,294
5.150%, 04/01/38 .. 633 592,527
6.250%, 10/02/43 .. 1,415 1,424,751
General Motors Financial
Co., Inc.
3.500%, 11/07/24 .. 100 99,970
6.068%, 02/26/27 .. 150 150,125
6.461%, 05/08/27 .. 256 257,991
5.934%, 07/15/27 .. 71 71,003
6.100%, 01/07/34 .. 1,074 1,103,419
5.950%, 04/04/34 .. 851 867,802
5.450%, 09/06/34 .. 450 442,945
Georgia Power Co.
5.400%, 06/01/40 .. 50 49,435
4.750%, 09/01/40 .. 200 187,427
4.300%, 03/15/43 .. 155 132,721
Gilead Sciences, Inc.
2.600%, 10/01/40 .. 767 546,065
5.650%, 12/01/41 .. 124 127,559
4.800%, 04/01/44 .. 66 60,812
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Global Payments, Inc.
2.650%, 02/15/25 .. 268 $ 266,051
GLP Capital LP/GLP
Financing II, Inc.
5.300%, 01/15/29 .. 40 39,841
4.000%, 01/15/30 .. 249 231,232
4.000%, 01/15/31 .. 100 91,940
3.250%, 01/15/32 .. 250 215,968
6.750%, 12/01/33 .. 810 865,331
Goldman Sachs Group, Inc.
(The)
3.375%, 03/27/25 .. 179 194,491
1.250%, 02/07/29,
MTN ............ 115 114,924
6.250%, 02/01/41 .. 500 542,062
Halliburton Co.
7.450%, 09/15/39 .. 100 118,285
4.500%, 11/15/41 .. 300 264,095
4.750%, 08/01/43 .. 705 629,476
Hasbro, Inc.
6.050%, 05/14/34 .. 855 873,689
6.350%, 03/15/40 .. 2,045 2,128,642
5.100%, 05/15/44 .. 305 274,172
HAT Holdings I LLC/HAT
Holdings II LLC
Ω 3.375%, 06/15/26 .. 200 193,101
Ω 8.000%, 06/15/27 .. 1,109 1,161,684
Ω 3.750%, 09/15/30 .. 1,849 1,617,977
HCA, Inc.
5.375%, 02/01/25 .. 100 100,005
7.500%, 11/06/33 .. 530 594,438
4.375%, 03/15/42 .. 1,420 1,186,890
Healthcare Realty Holdings,
LP
3.100%, 02/15/30 .. 281 253,088
2.400%, 03/15/30 .. 50 42,622
Helmerich & Payne, Inc.
2.900%, 09/29/31 .. 250 209,586
Ω 5.500%, 12/01/34 .. 750 710,179
Highwoods Realty, LP
4.125%, 03/15/28 .. 20 19,147
4.200%, 04/15/29 .. 413 391,825
3.050%, 02/15/30 .. 315 276,783
7.650%, 02/01/34 .. 2,990 3,353,238
Honeywell International, Inc.
4.125%, 11/02/34 .. 295 336,222
Horace Mann Educators
Corp.
7.250%, 09/15/28 .. 240 256,568
Host Hotels & Resorts, LP
4.000%, 06/15/25 .. 100 99,260
3.375%, 12/15/29 .. 83 75,935
5.700%, 07/01/34 .. 250 250,494
5.500%, 04/15/35 .. 851 834,884

64
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Howmet Aerospace, Inc.
# 5.950%, 02/01/37 .. 2,240 $ 2,365,097
HP, Inc.
6.000%, 09/15/41 .. 365 376,220
Humana, Inc.
4.625%, 12/01/42 .. 50 42,554
Huntsman International LLC
4.500%, 05/01/29 .. 257 246,864
2.950%, 06/15/31 .. 490 414,485
IBM International Capital
Pte , Ltd.
5.250%, 02/05/44 .. 150 144,817
Intel Corp.
4.600%, 03/25/40 .. 695 596,224
2.800%, 08/12/41 .. 650 430,311
4.800%, 10/01/41 .. 730 633,055
4.250%, 12/15/42 .. 1,016 807,177
5.625%, 02/10/43 .. 635 606,074
International Business
Machines Corp.
2.850%, 05/15/40 .. 140 102,506
4.000%, 06/20/42 .. 50 41,836
International Flavors &
Fragrances, Inc.
Ω 3.268%, 11/15/40 .. 2,356 1,732,149
International Paper Co.
6.000%, 11/15/41 .. 350 367,542
Interpublic Group of Cos.,
Inc. (The)
3.375%, 03/01/41 .. 448 335,050
Interstate Power and Light
Co.
3.250%, 12/01/24 .. 300 299,523
6.250%, 07/15/39 .. 250 268,340
Invitation Homes Operating
Partnership, LP
5.500%, 08/15/33 .. 275 276,353
J. M. Smucker Co. (The)
2.750%, 09/15/41 .. 50 34,334
Jackson Financial, Inc.
3.125%, 11/23/31 .. 300 256,842
5.670%, 06/08/32 .. 573 580,786
Jacobs Engineering Group,
Inc.
5.900%, 03/01/33 .. 201 206,181
Janus Henderson US
Holdings, Inc.
Ω 5.450%, 09/10/34 .. 676 655,751
Jefferies Financial Group,
Inc.
6.450%, 06/08/27 .. 70 72,677
4.150%, 01/23/30 .. 181 173,176
6.200%, 04/14/34 .. 710 739,247
6.250%, 01/15/36 .. 1,190 1,239,605
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
6.500%, 01/20/43 .. 495 $ 523,240
6.625%, 10/23/43 .. 151 157,725
John Deere Capital Corp.
5.432%, 03/06/26 .. 205 205,219
5.484%, 04/19/27 .. 250 250,342
5.534%, 06/11/27 .. 200 200,492
5.562%, 07/15/27 .. 100 100,588
Johnson & Johnson
3.550%, 03/01/36 .. 100 89,334
5.950%, 08/15/37 .. 50 55,174
3.400%, 01/15/38 .. 100 85,169
2.100%, 09/01/40 .. 300 206,295
4.500%, 09/01/40 .. 300 290,087
# 4.500%, 12/05/43 .. 40 38,301
Kemper Corp.
4.350%, 02/15/25 .. 205 204,181
2.400%, 09/30/30 .. 1,146 973,106
3.800%, 02/23/32 .. 1,029 918,669
Keurig Dr Pepper, Inc.
5.799%, 03/15/27 .. 210 211,659
KeyCorp
6.283%, 05/23/25 .. 400 401,198
2.250%, 04/06/27,
MTN ............ 50 46,958
4.100%, 04/30/28,
MTN ............ 288 279,909
# 2.550%, 10/01/29,
MTN ............ 266 236,907
Kilroy Realty, LP
3.450%, 12/15/24 .. 100 99,750
4.750%, 12/15/28 .. 50 48,897
4.250%, 08/15/29 .. 871 819,930
3.050%, 02/15/30 .. 801 705,011
2.500%, 11/15/32 .. 570 446,035
2.650%, 11/15/33 .. 591 455,906
6.250%, 01/15/36 .. 1,693 1,706,893
Kimco Realty OP LLC
6.400%, 03/01/34 .. 448 486,791
Kinder Morgan Energy
Partners, LP
5.800%, 03/15/35 .. 100 101,831
6.500%, 02/01/37 .. 413 440,268
6.950%, 01/15/38,
MTN ............ 1,399 1,532,216
6.500%, 09/01/39 .. 349 367,050
6.550%, 09/15/40 .. 300 315,488
7.500%, 11/15/40 .. 401 460,445
6.375%, 03/01/41 .. 1,810 1,880,146
5.625%, 09/01/41 .. 190 181,683
5.000%, 08/15/42 .. 614 549,406
4.700%, 11/01/42 .. 246 210,966
5.000%, 03/01/43 .. 346 307,924
5.500%, 03/01/44 .. 186 175,462

65
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Kraft Heinz Foods Co.
5.000%, 06/04/42 .. 1,200 $ 1,116,748
Kroger Co. (The)
5.400%, 07/15/40 .. 200 195,740
Kyndryl Holdings, Inc.
2.700%, 10/15/28 .. 185 168,740
3.150%, 10/15/31 .. 1,219 1,043,025
6.350%, 02/20/34 .. 1,993 2,064,272
4.100%, 10/15/41 .. 2,334 1,838,519
Laboratory Corp. of America
Holdings
2.300%, 12/01/24 .. 150 149,628
Las Vegas Sands Corp.
6.200%, 08/15/34 .. 1,051 1,071,230
Lazard Group LLC
3.625%, 03/01/27 .. 70 67,866
6.000%, 03/15/31 .. 300 312,249
Legg Mason, Inc.
5.625%, 01/15/44 .. 205 205,756
Leggett & Platt, Inc.
3.800%, 11/15/24 .. 248 247,861
Liberty Mutual Group, Inc.
4.625%, 12/02/30 .. 150 170,767
Lincoln National Corp.
3.050%, 01/15/30 .. 300 272,542
3.400%, 01/15/31 .. 377 341,379
3.400%, 03/01/32 .. 100 88,651
5.852%, 03/15/34 .. 2,556 2,626,654
6.150%, 04/07/36 .. 100 103,427
6.300%, 10/09/37 .. 525 558,063
7.000%, 06/15/40 .. 1,176 1,317,410
Linde Finance BV
1.000%, 04/20/28,
MTN ............ 90 93,829
LKQ Corp.
6.250%, 06/15/33 .. 450 465,369
LPL Holdings, Inc.
6.000%, 05/20/34 .. 600 612,114
LYB International Finance
III LLC
3.375%, 10/01/40 .. 355 267,941
Marathon Petroleum Corp.
6.500%, 03/01/41 .. 3,319 3,484,924
Markel Group, Inc.
5.000%, 03/30/43 .. 100 90,910
Mastercard , Inc.
4.550%, 01/15/35 .. 183 177,810
McKesson Corp.
4.883%, 03/15/44 .. 100 89,715
MetLife, Inc.
5.875%, 02/06/41 .. 1,050 1,096,898
4.875%, 11/13/43 .. 100 93,536
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Micron Technology, Inc.
5.875%, 09/15/33 .. 74 $ 76,614
3.366%, 11/01/41 .. 65 48,565
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30 .. 400 362,195
Ω 3.875%, 05/15/32 .. 2,400 2,127,615
Morgan Stanley
5.396%, 01/22/25 .. 300 300,144
1.750%, 01/30/25,
MTN ............ 400 432,786
6.375%, 07/24/42 .. 50 56,141
Mosaic Co. (The)
4.875%, 11/15/41 .. 250 222,345
5.625%, 11/15/43 .. 100 96,443
MPLX, LP
4.500%, 04/15/38 .. 1,058 937,100
Mylan, Inc.
5.400%, 11/29/43 .. 1,005 890,996
National Fuel Gas Co.
2.950%, 03/01/31 .. 398 345,300
National Rural Utilities
Cooperative Finance Corp.
5.690%, 02/05/27 .. 305 306,407
Nestle Finance International,
Ltd.
3.750%, 11/12/24,
MTN ............ 58 62,921
0.625%, 02/14/34,
MTN ............ 72 63,395
3.375%, 11/15/34,
MTN ............ 50 55,298
1.750%, 11/02/37,
MTN ............ 254 230,736
5.125%, 12/07/38,
MTN ............ 5,700 7,210,337
Nestle Holdings, Inc.
5.125%, 09/21/32 .. 3,400 4,432,038
Newell Brands, Inc.
# 6.625%, 09/15/29 .. 340 344,738
Newmont Corp.
6.250%, 10/01/39 .. 200 216,685
4.875%, 03/15/42 .. 200 187,710
5.450%, 06/09/44 .. 100 99,488
NextEra Energy Operating
Partners, LP
Ω 3.875%, 10/15/26 .. 220 212,087
Ω 4.500%, 09/15/27 .. 1,131 1,085,765
7.250%, 01/15/29 .. 740 761,314
Ω 7.250%, 01/15/29 .. 1,401 1,441,078
NIKE, Inc.
3.250%, 03/27/40 .. 950 755,254
3.625%, 05/01/43 .. 500 404,959
NiSource, Inc.
5.950%, 06/15/41 .. 100 102,816

66
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
5.250%, 02/15/43 .. 84 $ 81,217
Nordstrom, Inc.
4.000%, 03/15/27 .. 150 144,369
6.950%, 03/15/28 .. 205 212,384
# 4.375%, 04/01/30 .. 1,655 1,500,157
# 4.250%, 08/01/31 .. 530 466,309
5.000%, 01/15/44 .. 600 451,447
NOV, Inc.
3.950%, 12/01/42 .. 1,433 1,087,106
NuStar Logistics, LP
5.625%, 04/28/27 .. 250 248,057
Nuveen Finance LLC
Ω 4.125%, 11/01/24 .. 150 150,000
NVIDIA Corp.
3.500%, 04/01/40 .. 300 253,468
Oceaneering International,
Inc.
6.000%, 02/01/28 .. 2,033 1,997,488
Oklahoma Gas and Electric
Co.
5.850%, 06/01/40 .. 50 51,020
4.550%, 03/15/44 .. 100 86,979
OneMain Finance Corp.
7.125%, 03/15/26 .. 1,450 1,485,506
ONEOK Partners, LP
6.650%, 10/01/36 .. 680 737,743
6.850%, 10/15/37 .. 750 826,418
6.125%, 02/01/41 .. 390 394,347
6.200%, 09/15/43 .. 150 152,970
ONEOK, Inc.
6.000%, 06/15/35 .. 472 490,517
Oracle Corp.
6.125%, 07/08/39 .. 262 277,013
3.600%, 04/01/40 .. 1,200 955,747
5.375%, 07/15/40 .. 600 587,212
3.650%, 03/25/41 .. 1,855 1,468,093
Ovintiv , Inc.
7.375%, 11/01/31 .. 100 109,606
6.250%, 07/15/33 .. 500 515,655
6.500%, 08/15/34 .. 1,699 1,784,335
6.625%, 08/15/37 .. 1,024 1,067,059
6.500%, 02/01/38 .. 1,039 1,072,058
Owens Corning
4.200%, 12/01/24 .. 50 49,939
Paramount Global
7.875%, 07/30/30 .. 1,550 1,669,837
# 4.950%, 01/15/31 .. 755 701,398
4.200%, 05/19/32 .. 600 522,862
5.500%, 05/15/33 .. 440 408,407
6.875%, 04/30/36 .. 598 596,485
5.900%, 10/15/40 .. 100 86,806
4.850%, 07/01/42 .. 276 214,384
4.375%, 03/15/43 .. 170 122,510
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
5.850%, 09/01/43 .. 200 $ 170,210
5.250%, 04/01/44 .. 28 21,699
Paypal Holdings, Inc.
5.150%, 06/01/34 .. 2,000 2,015,230
Penske Truck Leasing Co.,
LP/PTL Finance Corp.
Ω 2.700%, 11/01/24 .. 150 150,000
Ω 3.950%, 03/10/25 .. 155 154,333
Ω 6.200%, 06/15/30 .. 231 243,955
Philip Morris International,
Inc.
3.250%, 11/10/24 .. 150 149,888
5.250%, 02/13/34 .. 100 100,262
6.375%, 05/16/38 .. 290 318,234
1.450%, 08/01/39 .. 186 139,645
4.375%, 11/15/41 .. 787 685,881
4.500%, 03/20/42 .. 1,076 950,775
3.875%, 08/21/42 .. 650 527,367
4.125%, 03/04/43 .. 1,682 1,405,147
4.875%, 11/15/43 .. 298 275,183
Phillips 66 Co.
2.450%, 12/15/24 .. 305 303,867
3.605%, 02/15/25 .. 150 149,279
4.650%, 11/15/34 .. 100 94,591
4.950%, 03/15/35 .. 250 239,540
5.875%, 05/01/42 .. 1,100 1,119,405
Piedmont Operating
Partnership, LP
3.150%, 08/15/30 .. 355 303,950
2.750%, 04/01/32 .. 1,103 878,782
Plains All American Pipeline,
LP/PAA Finance Corp.
3.600%, 11/01/24 .. 100 100,000
6.700%, 05/15/36 .. 255 276,059
6.650%, 01/15/37 .. 1,900 2,035,458
5.150%, 06/01/42 .. 1,180 1,070,050
4.300%, 01/31/43 .. 1,317 1,070,193
4.700%, 06/15/44 .. 805 685,133
PNC Financial Services
Group, Inc. (The)
2.200%, 11/01/24 .. 1,374 1,374,000
2.550%, 01/22/30 .. 116 103,737
Precision Castparts Corp.
3.900%, 01/15/43 .. 50 41,725
Procter & Gamble Co. (The)
3.550%, 03/25/40 .. 50 42,515
Progress Energy, Inc.
6.000%, 12/01/39 .. 100 103,571
Prologis Euro Finance LLC
1.000%, 02/06/35 .. 300 249,963
4.250%, 01/31/43,
MTN ............ 750 833,992
Public Storage Operating Co.
5.584%, 04/16/27 .. 205 205,914

67
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
PVH Corp.
4.625%, 07/10/25 .. 350 $ 348,534
Realty Income Corp.
4.875%, 07/06/30 .. 2,465 2,850,008
5.125%, 07/06/34 .. 2,785 3,332,939
Reinsurance Group of
America, Inc.
6.000%, 09/15/33 .. 453 472,653
Roche Holdings, Inc.
Ω 5.510%, 03/10/25 .. 550 551,003
Ω 7.000%, 03/01/39 .. 150 178,359
Rockies Express Pipeline
LLC
Ω 3.600%, 05/15/25 .. 576 568,066
Ω 4.950%, 07/15/29 .. 883 829,470
Ω 4.800%, 05/15/30 .. 350 323,685
Ω 7.500%, 07/15/38 .. 593 601,949
Ω 6.875%, 04/15/40 .. 1,928 1,827,997
Royalty Pharma PLC
3.300%, 09/02/40 .. 2,879 2,130,990
Ryder System, Inc.
6.600%, 12/01/33 .. 446 484,556
Sabra Health Care, LP
5.125%, 08/15/26 .. 217 217,082
3.900%, 10/15/29 .. 575 534,738
3.200%, 12/01/31 .. 2,105 1,820,015
Seagate HDD Cayman
4.750%, 01/01/25 .. 255 254,087
4.091%, 06/01/29 .. 370 348,854
4.125%, 01/15/31 .. 655 589,028
5.750%, 12/01/34 .. 740 729,454
Sealed Air Corp.
Ω 4.000%, 12/01/27 .. 100 95,711
Ω 6.875%, 07/15/33 .. 2,340 2,478,823
Sempra Infrastructure
Partners, LP
Ω 3.250%, 01/15/32 .. 1,999 1,661,452
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30 .. 1,490 1,387,338
Shell Finance US, Inc.
4.125%, 05/11/35 .. 267 248,480
4.550%, 08/12/43 .. 1,250 1,131,260
Shell International Finance
BV
2.000%, 11/07/24 .. 700 699,646
6.375%, 12/15/38 .. 4,949 5,512,283
5.500%, 03/25/40 .. 5,177 5,306,429
2.875%, 11/26/41 .. 838 616,988
3.625%, 08/21/42 .. 997 806,498
Simon Property Group, LP
2.250%, 01/15/32 .. 125 105,067
6.250%, 01/15/34 .. 100 107,661
6.750%, 02/01/40 .. 708 794,905
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
4.750%, 03/15/42 .. 530 $ 486,577
SLM Corp.
3.125%, 11/02/26 .. 190 180,175
Southern Co. Gas Capital
Corp.
5.875%, 03/15/41 .. 352 366,571
4.400%, 06/01/43 .. 250 215,341
Stanley Black & Decker, Inc.
5.200%, 09/01/40 .. 160 155,131
State Street Corp.
3.300%, 12/16/24 .. 550 548,804
Steelcase, Inc.
5.125%, 01/18/29 .. 1,010 973,193
Stellantis Finance US, Inc.
Ω 6.375%, 09/12/32 .. 967 999,047
Stellantis NV
3.750%, 03/19/36 .. 2,500 2,617,874
Store Capital LLC
4.625%, 03/15/29 .. 1,100 1,056,731
2.750%, 11/18/30 .. 278 237,691
2.700%, 12/01/31 .. 1,277 1,054,170
Sun Communities Operating,
LP
2.700%, 07/15/31 .. 200 170,373
4.200%, 04/15/32 .. 1,305 1,202,214
5.700%, 01/15/33 .. 200 200,973
Tanger Properties, LP
2.750%, 09/01/31 .. 422 355,124
Tapestry, Inc.
# 3.050%, 03/15/32 .. 2,124 1,793,943
Texas Instruments, Inc.
4.700%, 11/18/24 .. 2,181 2,180,731
Timken Co. (The)
4.125%, 05/23/34 .. 2,600 2,820,451
Travelers Cos., Inc. (The)
5.350%, 11/01/40 .. 700 702,792
Trimble, Inc.
4.750%, 12/01/24 .. 600 599,605
Tyson Foods, Inc.
5.700%, 03/15/34 .. 3,735 3,806,965
5.150%, 08/15/44 .. 201 186,085
U.S. Cellular Corp.
6.700%, 12/15/33 .. 1,695 1,828,488
Under Armour , Inc.
3.250%, 06/15/26 .. 40 38,472
UnitedHealth Group, Inc.
5.384%, 07/15/26 .. 150 150,558
5.500%, 07/15/44 .. 150 151,682
Unum Group
5.750%, 08/15/42 .. 500 496,253
Valero Energy Corp.
6.625%, 06/15/37 .. 1,420 1,529,535

68
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Ventas Realty, LP
2.650%, 01/15/25 .. 300 $ 298,539
3.500%, 02/01/25 .. 438 436,187
5.700%, 09/30/43 .. 556 550,327
Verizon Communications,
Inc.
3.500%, 11/01/24 .. 650 650,000
3.376%, 02/15/25 .. 204 203,038
3.375%, 10/27/36 .. 1,500 1,562,602
4.812%, 03/15/39 .. 100 93,683
2.650%, 11/20/40 .. 500 349,429
3.400%, 03/22/41 .. 1,700 1,315,861
2.850%, 09/03/41 .. 100 71,155
3.850%, 11/01/42 .. 243 196,751
VF Corp.
2.400%, 04/23/25 .. 1,000 986,630
2.800%, 04/23/27 .. 50 47,215
# 2.950%, 04/23/30 .. 2,431 2,099,279
# 6.000%, 10/15/33 .. 390 390,397
Viatris , Inc.
2.700%, 06/22/30 .. 50 43,390
3.850%, 06/22/40 .. 2,094 1,570,482
Virginia Electric and Power
Co.
6.000%, 05/15/37 .. 66 69,500
6.350%, 11/30/37 .. 300 325,322
8.875%, 11/15/38 .. 778 1,029,380
4.000%, 01/15/43 .. 112 92,461
4.450%, 02/15/44 .. 36 31,696
Visa, Inc.
2.700%, 04/15/40 .. 372 279,170
Vontier Corp.
2.400%, 04/01/28 .. 45 40,762
2.950%, 04/01/31 .. 655 562,618
Vornado Realty, LP
2.150%, 06/01/26 .. 150 141,977
3.400%, 06/01/31 .. 210 178,751
Voya Financial, Inc.
5.700%, 07/15/43 .. 100 97,733
W.P. Carey, Inc.
4.250%, 07/23/32 .. 3,500 3,876,705
Walgreens Boots Alliance,
Inc.
# 3.200%, 04/15/30 .. 200 159,004
4.500%, 11/18/34 .. 400 310,902
Walmart, Inc.
2.650%, 12/15/24 .. 200 199,400
4.875%, 01/19/39 .. 1,104 1,397,386
4.875%, 07/08/40 .. 200 197,193
5.000%, 10/25/40 .. 150 150,198
5.625%, 04/15/41 .. 150 159,308
2.500%, 09/22/41 .. 200 142,030
4.000%, 04/11/43 .. 150 130,992
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Warnermedia Holdings, Inc.
4.054%, 03/15/29 .. 200 $ 186,842
4.279%, 03/15/32 .. 873 765,039
5.050%, 03/15/42 .. 1,979 1,579,325
Wells Fargo & Co.
0.625%, 08/14/30 .. 100 92,875
5.375%, 02/07/35 .. 3,000 3,045,042
Wells Fargo Bank NA
5.594%, 01/15/26 .. 550 552,331
Welltower OP LLC
6.500%, 03/15/41 .. 50 55,055
Western Digital Corp.
2.850%, 02/01/29 .. 100 88,357
Western Union Co. (The)
6.200%, 11/17/36 .. 255 261,650
6.200%, 06/21/40 .. 615 622,723
Whirlpool Corp.
5.750%, 03/01/34 .. 953 949,381
5.150%, 03/01/43,
MTN ............ 200 178,216
Williams Cos., Inc. (The)
6.300%, 04/15/40 .. 2,291 2,415,455
5.800%, 11/15/43 .. 450 446,879
5.400%, 03/04/44 .. 100 95,044
Yum! Brands, Inc.
6.875%, 11/15/37 .. 1,360 1,511,107
TOTAL UNITED STATES 420,708,166
TOTAL BONDS ........ 978,266,423
U.S. TREASURY
OBLIGATIONS — (5.8%)
U.S. Treasury Bonds
1.750%, 08/15/41 .. 687 460,800
U.S. Treasury Notes
0.750%, 11/15/24 .. 916 914,621
4.690%, 01/31/25 .. 1,589 1,589,389
4.659%, 04/30/25 .. 5,159 5,158,510
4.615%, 07/31/25 .. 3,466 3,464,198
4.660%, 10/31/25 .. 13,279 13,272,887
4.735%, 01/31/26 .. 17,855 17,862,538
4.640%, 04/30/26 .. 11,854 11,844,388
4.672%, 07/31/26 .. 13,132 13,126,035
TOTAL U.S. TREASURY
OBLIGATIONS ......... 67,693,366
TOTAL INVESTMENT
SECURITIES — ( 98.9% )
(Cost $1,145,581,762) ... 1,147,435,703

69
Dimensional Global Core Plus Fixed Income ETF
continued
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.1%)
@
The DFA Short Term
Investment Fund ... 1,119,142 $ 12,944,000
Shares Value†
SECURITIES LENDING
COLLATERAL (continued)
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,158,525,762) ... $ 1,160,379,703
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $97,049,759 which represented 9.1% of the net assets of the Fund.
As of October 31, 2024, Dimensional Global Core Plus Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 26,520,722 AUD 38,396,219 State Street Bank and Trust 11/04/24 $ 1,371,238
USD 50,552,084 EUR 45,726,684 State Street Bank and Trust 11/04/24 909,062
USD 868,078 EUR 797,335 State Street Bank and Trust 11/04/24 2,454
USD 864,832 EUR 787,359 State Street Bank and Trust 11/04/24 10,038
USD 16,285,782 GBP 12,472,215 Citigroup 11/12/24 251,112
USD 20,892,694 GBP 15,970,027 Citigroup 11/12/24 361,128
USD 149,514 AUD 225,128 Citigroup 11/13/24 2,041
USD 25,108,787 AUD 37,381,872 State Street Bank and Trust 11/13/24 621,391
USD 9,511,500 CAD 12,892,787 State Street Bank and Trust 11/13/24 259,787
USD 229,449 GBP 176,487 Citigroup 11/18/24 2,554
USD 45,369,705 EUR 41,701,281 State Street Bank and Trust 11/18/24 71,128
USD 22,967,083 GBP 17,651,257 State Street Bank and Trust 11/18/24 274,250
USD 9,218,048 CAD 12,481,744 RBC Dominion Securities 11/20/24 259,329
USD 924,722 NOK 10,115,720 Citigroup 11/25/24 7,531
USD 8,601,385 CAD 11,635,870 State Street Bank and Trust 11/25/24 248,480
USD 24,534,459 AUD 37,324,297 State Street Bank and Trust 12/02/24 79,907
USD 50,688,428 EUR 46,512,264 RBC Dominion Securities 01/06/25 46,622
USD 3,212,380 NZD 5,366,970 State Street Bank and Trust 01/06/25 15,941
USD 1,663,928 JPY 250,540,198 Citigroup 01/07/25 4,366
USD 2,389,035 JPY 353,482,270 RBC Dominion Securities 01/07/25 47,591
USD 4,217,132 EUR 3,839,925 RBC Dominion Securities 01/07/25 36,110
USD 3,265,568 JPY 485,572,915 RBC Dominion Securities 01/07/25 49,164
USD 1,379,168 JPY 203,267,448 State Street Bank and Trust 01/07/25 32,737
USD 2,224,892 EUR 2,019,333 State Street Bank and Trust 01/07/25 26,183
USD 3,249,312 EUR 2,957,083 State Street Bank and Trust 01/07/25 29,554
USD 2,242,895 EUR 2,044,660 State Street Bank and Trust 01/07/25 16,610
USD 6,256,710 CAD 8,646,803 Citigroup 01/08/25 39,083
USD 3,565,393 CAD 4,915,068 Citigroup 01/08/25 31,132
USD 5,189,966 CAD 7,189,735 Citigroup 01/08/25 20,068
USD 2,248,567 CAD 3,117,028 Citigroup 01/08/25 7,216
USD 2,168,894 CAD 3,005,038 State Street Bank and Trust 01/08/25 8,072
USD 5,826,604 CAD 8,019,225 State Street Bank and Trust 01/08/25 60,247
USD 6,042,050 CAD 8,339,686 State Street Bank and Trust 01/08/25 45,260
USD 6,122,308 CAD 8,421,615 State Street Bank and Trust 01/08/25 66,606

70
Dimensional Global Core Plus Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 6,426,619 CAD 8,768,973 State Street Bank and Trust 01/08/25 $ 121,143
USD 13,872,595 JPY 2,043,558,780 State Street Bank and Trust 01/09/25 332,923
USD 32,354,801 EUR 29,490,724 State Street Bank and Trust 01/09/25 241,785
USD 13,836,291 JPY 2,038,031,362 State Street Bank and Trust 01/10/25 331,608
USD 6,108,762 EUR 5,604,436 State Street Bank and Trust 01/14/25 4,721
USD 3,267,669 EUR 2,989,373 State Street Bank and Trust 01/14/25 11,809
USD 29,996,159 JPY 4,445,045,305 RBC Dominion Securities 01/17/25 516,885
USD 1,522,769 EUR 1,396,376 State Street Bank and Trust 01/17/25 1,725
USD 33,212,644 JPY 4,988,109,386 State Street Bank and Trust 01/23/25 107,849
Total Appreciation $6,984,440
AUD 859,004 USD 569,282 State Street Bank and Trust 11/04/24 $ (6,635)
GBP 500,666 USD 649,472 Citigroup 11/12/24 (5,800)
CAD 1,903,215 USD 1,411,287 Citigroup 11/13/24 (45,562)
CAD 2,290,391 USD 1,666,063 Citigroup 11/13/24 (22,505)
CAD 4,210,917 USD 3,092,342 Citigroup 11/20/24 (69,974)
CAD 6,275,365 USD 4,569,383 Citigroup 11/25/24 (64,561)
USD 1,441,539 JPY 218,371,022 Citigroup 01/07/25 (4,936)
USD 2,929,144 EUR 2,695,646 RBC Dominion Securities 01/07/25 (5,953)
CAD 2,008,021 USD 1,457,598 RBC Dominion Securities 01/08/25 (13,698)
USD 1,153,340 EUR 1,066,513 RBC Dominion Securities 01/14/25 (8,247)
USD 1,860,951 EUR 1,711,265 State Street Bank and Trust 01/14/25 (2,864)
USD 12,179,549 EUR 11,182,068 State Street Bank and Trust 01/17/25 (854)
USD 33,838,812 EUR 31,209,850 State Street Bank and Trust 01/23/25 (165,896)
USD 32,465,730 EUR 29,893,348 State Street Bank and Trust 01/27/25 (109,974)
Total (Depreciation) $(527,459)
Total Appreciation (Depreciation) $6,456,981
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ...................... $— $101,475,914 $— $101,475,914
Bonds
Australia ............................. — 78,451,532 — 78,451,532
Belgium ............................. — 19,500,860 — 19,500,860
Canada ............................. — 120,042,237 — 120,042,237
Finland .............................. — 6,468,154 — 6,468,154
France .............................. — 23,840,176 — 23,840,176
Germany ............................ — 21,860,689 — 21,860,689
Hong Kong ........................... — 98,439 — 98,439
Ireland .............................. — 2,522,810 — 2,522,810
Italy ................................ — 19,487,238 — 19,487,238
Japan ............................... — 120,748,544 — 120,748,544
Luxembourg .......................... — 6,671,971 — 6,671,971
Netherlands .......................... — 24,645,324 — 24,645,324
New Zealand ......................... — 3,159,381 — 3,159,381
Norway .............................. — 5,624,800 — 5,624,800
Singapore ............................ — 3,418,919 — 3,418,919
Spain ............................... — 9,775,668 — 9,775,668
Supranational ......................... — 33,023,651 — 33,023,651
Sweden ............................. — 15,975,841 — 15,975,841

71
Dimensional Global Core Plus Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Switzerland ........................... $— $743,568 $— $ 743,568
United Kingdom ....................... — 41,498,455 — 41,498,455
United States ......................... — 420,708,166 — 420,708,166
U.S. Treasury Obligations ................. — 67,693,366 — 67,693,366
Securities Lending Collateral ............... — 12,944,000 — 12,944,000
Total Investments ........................ $— $1,160,379,703 $— $1,160,379,703
Financial Instruments
Assets
Forward Currency Contracts** .............. — 6,984,440 — 6,984,440
Liabilities
Forward Currency Contracts** .............. — (527,459) — (527,459)
Total Other Financial Instruments ........... $– $6,456,981 $– $6,456,981
**
Valued at the unrealized appreciation (depreciation) on the investment.

72
Dimensional Global ex US Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Face
Amount ^ Value†
(000)
BONDS — (99.3%)
AUSTRALIA — (9.4%)
APA Infrastructure, Ltd.
3.500%, 03/22/30,
MTN ............ GBP 100 $ 116,821
2.000%, 07/15/30,
MTN ............ EUR 500 500,255
1.250%, 03/15/33,
MTN ............ EUR 507 449,860
2.500%, 03/15/36,
MTN ............ GBP 100 93,090
Australia & New Zealand
Banking Group, Ltd.
3.951%, 05/21/27 .. EUR 1,400 1,522,311
4.500%, 03/31/28,
MTN ............ AUD 300 194,918
4.950%, 09/11/28,
MTN ............ AUD 800 526,902
Australia Government Bond
3.000%, 11/21/33 .. AUD 1,626 949,217
Commonwealth Bank of
Australia
4.900%, 08/17/28,
MTN ............ AUD 1,700 1,118,286
Glencore Capital Finance
DAC
1.250%, 03/01/33,
MTN ............ EUR 400 356,314
New South Wales Treasury
Corp.
2.000%, 03/20/31 .. AUD 520 289,659
2.000%, 03/08/33 .. AUD 1,200 624,256
4.250%, 02/20/36 .. AUD 4,161 2,471,711
4.750%, 02/20/37 .. AUD 2,300 1,414,180
3.500%, 11/20/37 .. AUD 1,500 803,880
2.250%, 05/07/41 .. AUD 11,000 4,610,688
Queensland Treasury Corp.
Ω 1.500%, 08/20/32 .. AUD 570 289,902
Ω 1.750%, 07/20/34 .. AUD 2,100 1,011,514
Ω 5.250%, 07/21/36 .. AUD 1,911 1,234,442
Ω 5.000%, 07/21/37 .. AUD 3,600 2,253,042
Ω 2.250%, 04/16/40 .. AUD 9,110 3,911,634
Ω 2.250%, 11/20/41 .. AUD 5,600 2,313,917
South Australian
Government Financing
Authority
1.750%, 05/24/32 .. AUD 1,500 785,999
1.750%, 05/24/34 .. AUD 17,297 8,393,359
2.000%, 05/23/36 .. AUD 5,400 2,498,250
4.750%, 05/24/38 .. AUD 1,920 1,165,089
2.250%, 05/24/40 .. AUD 5,600 2,391,826
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
Treasury Corp. of Victoria
1.500%, 09/10/31 .. AUD 451 $ 237,464
2.250%, 11/20/34 .. AUD 1,980 987,251
2.000%, 09/17/35 .. AUD 2,930 1,379,579
2.000%, 11/20/37 .. AUD 10,300 4,490,463
5.250%, 09/15/38,
MTN ............ AUD 4,808 3,031,391
Western Australian Treasury
Corp.
2.000%, 10/24/34 .. AUD 1,000 496,522
Westpac Banking Corp.
2.125%, 05/02/25,
MTN ............ GBP 857 1,085,919
TOTAL AUSTRALIA ..... 53,999,911
AUSTRIA — (0.2%)
OMV AG
3.750%, 09/04/36,
MTN ............ EUR 1,182 1,271,602
TOTAL AUSTRIA ....... 1,271,602
BELGIUM — (3.3%)
Anheuser-Busch InBev SA
2.750%, 03/17/36,
MTN ............ EUR 100 100,909
3.750%, 03/22/37,
MTN ............ EUR 1,650 1,812,695
Belfius Bank SA
4.125%, 09/12/29,
MTN ............ EUR 300 338,609
Dexia SA
0.500%, 01/17/25,
MTN ............ EUR 500 539,895
Kingdom of Belgium
Government Bond
Ω 0.100%, 06/22/30 .. EUR 150 141,502
Ω 1.900%, 06/22/38 .. EUR 4,549 4,244,950
Ω 2.750%, 04/22/39 .. EUR 11,593 11,928,917
TOTAL BELGIUM ...... 19,107,477
CANADA — (14.9%)
Alimentation Couche-Tard,
Inc.
5.592%, 09/25/30 .. CAD 200 152,407
4.011%, 02/12/36 .. EUR 3,256 3,505,668
Bank of Nova Scotia (The)
2.160%, 02/03/25 .. CAD 300 214,310
Bell Telephone Co. of
Canada or Bell Canada
2.750%, 01/29/25 .. CAD 310 221,736
5.150%, 08/24/34 .. CAD 1,000 743,577
Brookfield Corp.
5.950%, 06/14/35 .. CAD 90 69,812

73
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
CANADA — (Continued)
Canada Housing Trust No. 1
Ω 1.800%, 12/15/24 .. CAD 3,400 $ 2,433,453
Ω 2.550%, 03/15/25 .. CAD 4,600 3,288,293
Canadian Imperial Bank of
Commerce
3.300%, 05/26/25 .. CAD 2,500 1,790,703
1.625%, 09/25/25,
MTN ............ GBP 208 259,634
Canadian National Railway
Co.
4.150%, 05/10/30 .. CAD 500 363,137
Canadian Treasury Bill
3.960%, 12/05/24 .. CAD 1,000 714,882
3.450%, 02/27/25 .. CAD 500 354,654
CPPIB Capital, Inc.
6.000%, 06/07/25,
MTN ............ GBP 250 323,167
6.230%, 06/15/26 .. GBP 1,250 1,630,040
0.750%, 02/02/37,
MTN ............ EUR 380 315,080
Enbridge, Inc.
2.990%, 10/03/29 .. CAD 359 246,586
4.240%, 08/27/42 .. CAD 250 158,438
4.570%, 03/11/44 .. CAD 1,000 659,557
Fairfax Financial Holdings,
Ltd.
4.250%, 12/06/27 .. CAD 200 144,860
3.950%, 03/03/31 .. CAD 1,160 814,601
Fortis, Inc.
4.431%, 05/31/29 .. CAD 300 219,750
5.677%, 11/08/33 .. CAD 500 389,006
Hydro-Quebec
6.500%, 02/15/35 .. CAD 1,900 1,651,833
6.000%, 02/15/40 .. CAD 1,600 1,374,569
Magna International, Inc.
4.375%, 03/17/32 .. EUR 300 341,132
National Bank of Canada
2.580%, 02/03/25 .. CAD 400 285,982
Ontario T-Bill
4.040%, 11/13/24 .. CAD 1,430 1,024,497
3.680%, 11/20/24 .. CAD 3,500 2,505,728
3.680%, 12/04/24 .. CAD 971 694,172
3.890%, 01/08/25 .. CAD 2,000 1,424,929
3.570%, 01/15/25 .. CAD 2,250 1,602,028
Ontario Teachers' Finance
Trust
Ω 1.850%, 05/03/32 .. EUR 300 299,507
Province of British Columbia
Canada
3.200%, 06/18/32 .. CAD 700 486,201
5.250%, 05/23/34,
MTN ............ AUD 3,010 1,963,996
4.150%, 06/18/34 .. CAD 2,000 1,465,533
3.400%, 05/24/39 .. EUR 4,350 4,828,443
Face
Amount^ Value†
(000)
CANADA — (Continued)
Province of Manitoba
Canada
4.250%, 06/02/34 .. CAD 4,800 $ 3,538,698
4.850%, 08/28/34,
MTN ............ AUD 3,850 2,422,061
5.700%, 03/05/37 .. CAD 3,000 2,469,773
Province of Ontario Canada
0.875%, 01/21/25,
MTN ............ EUR 2,300 2,484,762
2.650%, 02/05/25 .. CAD 3,000 2,146,820
5.850%, 03/08/33 .. CAD 600 493,520
4.150%, 06/02/34 .. CAD 6,000 4,403,487
Province of Quebec Canada
0.750%, 11/21/24,
MTN ............ CHF 300 346,925
1.900%, 09/01/30 .. CAD 650 429,771
5.750%, 12/01/36 .. CAD 2,100 1,749,390
5.000%, 12/01/38 .. CAD 3,000 2,340,299
Quebec T-Bill
3.680%, 12/06/24 .. CAD 1,600 1,143,605
3.870%, 01/03/25 .. CAD 1,400 997,892
3.770%, 01/10/25 .. CAD 2,500 1,780,767
3.650%, 01/17/25 .. CAD 4,300 3,060,976
Rogers Communications,
Inc.
3.100%, 04/15/25 .. CAD 310 221,540
6.110%, 08/25/40 .. CAD 2,650 2,060,914
Royal Bank of Canada
4.810%, 12/16/24 .. CAD 1,800 1,292,792
3.403%, 03/24/25 .. CAD 12,500 8,958,804
TELUS Corp.
5.600%, 09/09/30 .. CAD 200 153,340
5.150%, 11/26/43 .. CAD 350 246,204
4.850%, 04/05/44 .. CAD 2,000 1,350,307
Thomson Reuters Corp.
2.239%, 05/14/25 .. CAD 95 67,555
TransCanada PipeLines, Ltd.
5.277%, 07/15/30 .. CAD 300 227,259
5.330%, 05/12/32 .. CAD 96 72,866
4.550%, 11/15/41 .. CAD 2,550 1,708,104
TOTAL CANADA ....... 85,130,332
DENMARK — (0.6%)
ISS Finance BV
1.250%, 07/07/25,
MTN ............ EUR 2,185 2,342,093
Kommunekredit
3.125%, 11/24/38,
MTN ............ EUR 1,000 1,098,632
Novo Nordisk Finance
Netherlands BV
0.750%, 03/31/25,
MTN ............ EUR 105 112,921
TOTAL DENMARK ..... 3,553,646

74
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
FINLAND — (0.3%)
Finland Government Bond
Ω 2.630%, 09/15/30 .. EUR 320 $ 298,214
Nordea Bank Abp
3.625%, 03/15/34,
MTN ............ EUR 1,000 1,095,952
OP Corporate Bank PLC
1.000%, 05/22/25,
MTN ............ EUR 495 531,310
TOTAL FINLAND ....... 1,925,476
FRANCE — (8.7%)
Action Logement Services
3.125%, 09/28/37,
MTN ............ EUR 200 206,542
4.125%, 10/03/38,
MTN ............ EUR 2,600 2,948,291
Agence Francaise de
Developpement EPIC
1.250%, 06/18/25,
MTN ............ GBP 200 251,215
Arval Service Lease SA
0.875%, 02/17/25,
MTN ............ EUR 300 323,528
Ayvens SA
3.875%, 07/16/29 .. EUR 300 330,764
Banque Federative du Credit
Mutuel SA
2.625%, 11/06/29,
MTN ............ EUR 100 104,395
4.375%, 05/02/30,
MTN ............ EUR 500 562,772
4.750%, 11/10/31,
MTN ............ EUR 700 806,576
4.000%, 01/26/33,
MTN ............ EUR 100 110,999
4.125%, 06/14/33,
MTN ............ EUR 300 341,665
Banque Stellantis France
SACA
3.050%, 01/22/25,
MTN ............ EUR 200 215,637
BNP Paribas SA
3.625%, 09/01/29,
MTN ............ EUR 200 219,885
2.100%, 04/07/32,
MTN ............ EUR 400 390,178
5.750%, 06/13/32,
MTN ............ GBP 400 518,614
4.095%, 02/13/34,
MTN ............ EUR 1,400 1,558,491
Bouygues SA
3.250%, 06/30/37 .. EUR 700 726,772
5.375%, 06/30/42 .. EUR 300 376,517
Face
Amount^ Value†
(000)
FRANCE — (Continued)
BPCE SA
3.875%, 01/11/29,
MTN ............ EUR 1,300 $ 1,435,183
2.375%, 04/26/32,
MTN ............ EUR 200 203,446
4.500%, 01/13/33,
MTN ............ EUR 300 341,139
3.875%, 01/25/36 .. EUR 1,900 2,096,054
Caisse des Depots et
Consignations
1.125%, 12/16/24,
MTN ............ GBP 600 767,949
Credit Agricole SA
1.000%, 07/03/29,
MTN ............ EUR 400 394,804
4.000%, 01/18/33,
MTN ............ EUR 200 226,421
4.375%, 11/27/33,
MTN ............ EUR 2,500 2,848,672
3.750%, 01/22/34,
MTN ............ EUR 200 220,305
4.125%, 02/26/36,
MTN ............ EUR 400 447,883
Electricite de France SA
6.125%, 06/02/34,
MTN ............ GBP 250 322,532
4.750%, 10/12/34,
MTN ............ EUR 800 932,018
4.625%, 01/25/43,
MTN ............ EUR 100 111,494
Engie SA
4.250%, 09/06/34,
MTN ............ EUR 1,400 1,583,027
1.375%, 06/21/39,
MTN ............ EUR 200 154,037
4.500%, 09/06/42,
MTN ............ EUR 200 226,967
4.250%, 03/06/44,
MTN ............ EUR 300 329,753
France Treasury Bill BTF
2.680%, 11/27/24 .. EUR 2,300 2,491,972
French Republic Government
Bond
Ω 1.250%, 05/25/38 .. EUR 12,327 10,380,744
French Republic Government
Bond OAT
Ω 2.500%, 05/25/30 .. EUR 275 294,396
Ile-de-France Mobilites
1.000%, 05/25/34,
MTN ............ EUR 200 175,353
3.700%, 06/14/38,
MTN ............ EUR 2,500 2,728,502
3.400%, 05/25/43,
MTN ............ EUR 200 206,424

75
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
FRANCE — (Continued)
JCDecaux SE
5.000%, 01/11/29 .. EUR 400 $ 457,390
LeasePlan Corp. NV
2.125%, 05/06/25,
MTN ............ EUR 487 525,825
LVMH Moet Hennessy Louis
Vuitton SE
3.250%, 09/07/29,
MTN ............ EUR 1,400 1,544,186
Orange SA
8.125%, 11/20/28,
MTN ............ GBP 50 71,467
5.625%, 01/23/34,
MTN ............ GBP 100 131,278
SNCF Reseau
5.000%, 10/10/33,
MTN ............ EUR 100 121,931
Societe Des Grands Projets
EPIC
1.125%, 05/25/34,
MTN ............ EUR 3,000 2,679,159
Societe Generale SA
1.750%, 03/22/29,
MTN ............ EUR 100 100,603
0.875%, 09/24/29,
MTN ............ EUR 300 286,903
1.250%, 06/12/30 .. EUR 100 95,291
6.250%, 06/22/33,
MTN ............ GBP 700 937,459
TotalEnergies Capital
International SA
1.750%, 07/07/25,
MTN ............ GBP 1,218 1,532,451
Unibail-Rodamco-Westfield
SE
1.000%, 03/14/25,
MTN ............ EUR 191 205,761
2.125%, 04/09/25,
MTN ............ EUR 200 216,044
4.125%, 12/11/30,
MTN ............ EUR 1,500 1,661,013
Veolia Environnement SA
6.125%, 11/25/33,
MTN ............ EUR 40 52,639
Wendel SE
4.500%, 06/19/30 .. EUR 400 452,815
TOTAL FRANCE ....... 49,984,131
GERMANY — (5.4%)
Allianz Finance II BV
3.170%, 01/14/25,
MTN ............ EUR 500 539,319
4.500%, 03/13/43 .. GBP 1,600 1,854,060
BASF SE
1.750%, 03/11/25,
MTN ............ GBP 130 165,212
Face
Amount^ Value†
(000)
GERMANY — (Continued)
4.500%, 03/08/35,
MTN ............ EUR 800 $ 929,606
Bayer AG
4.625%, 05/26/33,
MTN ............ EUR 50 56,791
BMW Finance NV
3.625%, 05/22/35,
MTN ............ EUR 90 98,590
BMW International
Investment BV
3.500%, 11/17/32,
MTN ............ EUR 71 77,661
3.375%, 08/27/34,
MTN ............ EUR 2,100 2,245,204
Commerzbank AG
1.750%, 01/22/25,
MTN ............ GBP 100 127,528
Continental AG
3.625%, 11/30/27,
MTN ............ EUR 60 65,701
Daimler Truck Finance
Canada, Inc.
2.140%, 12/13/24 .. CAD 7 5,011
2.460%, 12/15/26 .. CAD 300 209,390
Deutsche Bahn Finance
GMBH
3.375%, 01/29/38,
MTN ............ EUR 4,350 4,701,479
Deutsche Bank AG
1.625%, 01/20/27,
MTN ............ EUR 100 104,808
Deutsche Telekom AG
3.125%, 02/06/34,
MTN ............ GBP 22 24,190
3.250%, 03/20/36 .. EUR 1,500 1,603,424
Deutsche Telekom
International Finance BV
8.875%, 11/27/28,
MTN ............ GBP 35 51,529
2.250%, 04/13/29,
MTN ............ GBP 50 58,219
E.ON International Finance
BV
1.000%, 04/13/25,
MTN ............ EUR 60 64,543
6.375%, 06/07/32,
MTN ............ GBP 684 926,983
5.875%, 10/30/37,
MTN ............ GBP 1,000 1,300,766
E.ON SE
4.000%, 08/29/33,
MTN ............ EUR 50 56,617
4.125%, 03/25/44,
MTN ............ EUR 131 144,806

76
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Fresenius SE & Co. KGaA
1.875%, 05/24/25,
MTN ............ EUR 491 $ 529,747
5.000%, 11/28/29,
MTN ............ EUR 200 232,921
5.125%, 10/05/30,
MTN ............ EUR 898 1,055,921
Heidelberg Materials AG
3.950%, 07/19/34 .. EUR 1,174 1,287,377
Kreditanstalt fuer
Wiederaufbau
5.750%, 06/07/32,
MTN ............ GBP 150 208,139
Mercedes-Benz International
Finance BV
3.700%, 05/30/31,
MTN ............ EUR 90 100,083
Siemens
Financieringsmaatschappij
NV
1.000%, 02/20/25,
MTN ............ GBP 900 1,142,929
2.250%, 03/10/25,
MTN ............ EUR 100 108,270
2.750%, 09/10/25,
MTN ............ GBP 600 757,435
3.000%, 11/22/28,
MTN ............ EUR 300 328,129
3.375%, 02/22/37 .. EUR 3,600 3,910,626
State of North Rhine-
Westphalia Germany
0.625%, 12/16/24,
MTN ............ GBP 700 895,419
T-Mobile USA, Inc.
3.850%, 05/08/36 .. EUR 200 220,515
Traton Finance Luxembourg
SA
5.625%, 01/16/29,
MTN ............ GBP 600 766,499
Volkswagen Bank GmbH
4.625%, 05/03/31,
MTN ............ EUR 900 1,010,153
Volkswagen Financial
Services NV
2.250%, 04/12/25,
MTN ............ GBP 183 231,950
Volkswagen Financial
Services Overseas AG
0.375%, 02/12/30,
MTN ............ EUR 356 325,473
3.875%, 09/10/30 .. EUR 1,094 1,187,341
Volkswagen International
Finance NV
3.125%, 03/28/25 .. EUR 400 433,852
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Volkswagen Leasing GmbH
1.375%, 01/20/25,
MTN ............ EUR 44 $ 47,555
4.750%, 09/25/31,
MTN ............ EUR 578 658,710
TOTAL GERMANY ..... 30,850,481
HONG KONG — (0.0%)
Prudential Funding Asia PLC
5.875%, 05/11/29 .. GBP 75 98,439
TOTAL HONG KONG ... 98,439
IRELAND — (0.3%)
ESB Finance DAC
4.250%, 03/03/36,
MTN ............ EUR 900 1,032,926
GAS Networks Ireland
0.125%, 12/04/24,
MTN ............ EUR 209 226,356
Ireland Government Bond
0.200%, 10/18/30 .. EUR 320 303,852
TOTAL IRELAND ....... 1,563,134
ITALY — (3.3%)
Enel SpA
5.750%, 06/22/37,
MTN ............ GBP 400 509,877
Eni SpA
4.250%, 05/19/33,
MTN ............ EUR 2,156 2,438,604
3.875%, 01/15/34,
MTN ............ EUR 2,098 2,303,788
Holding d'Infrastructures de
Transport SASU
1.625%, 09/18/29,
MTN ............ EUR 1,200 1,193,375
Intesa Sanpaolo SpA
5.125%, 08/29/31,
MTN ............ EUR 374 443,864
5.625%, 03/08/33,
MTN ............ EUR 150 182,863
6.625%, 05/31/33,
MTN ............ GBP 1,158 1,568,173
2.625%, 03/11/36,
MTN ............ GBP 1,579 1,496,085
Italy Buoni Poliennali Del
Tesoro
4.350%, 11/01/33 .. EUR 377 437,321
Ω 3.350%, 03/01/35 .. EUR 1,500 1,596,845
Ω 3.250%, 03/01/38 .. EUR 1,768 1,805,391
Snam SpA
1.000%, 09/12/34,
MTN ............ EUR 2,300 1,945,680
UniCredit SpA
0.500%, 04/09/25,
MTN ............ EUR 707 759,009

77
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
ITALY — (Continued)
4.000%, 03/05/34,
MTN ............ EUR 2,022 $ 2,241,421
TOTAL ITALY ......... 18,922,296
JAPAN — (18.7%)
American Honda Finance
Corp.
3.650%, 04/23/31,
MTN ............ EUR 100 109,461
East Japan Railway Co.
5.250%, 04/22/33,
MTN ............ GBP 50 64,375
1.104%, 09/15/39,
MTN ............ EUR 100 78,017
Japan Government Five Year
Bond
0.400%, 12/20/28 .. JPY 1,350,000 8,820,177
Japan Government Ten Year
Bond
0.100%, 12/20/27 .. JPY 1,300,000 8,441,956
0.600%, 12/20/33 .. JPY 1,872,250 12,032,056
Japan Government Thirty
Year Bond
2.400%, 11/20/31 .. JPY 603,000 4,434,589
1.400%, 12/20/32 .. JPY 1,122,800 7,752,977
2.500%, 06/20/36 .. JPY 1,437,750 10,849,408
Japan Government Twenty
Year Bond
1.900%, 03/20/31 .. JPY 540,000 3,830,251
1.700%, 06/20/32 .. JPY 650,300 4,586,659
0.400%, 09/20/40 .. JPY 2,145,150 11,874,125
0.900%, 06/20/42 .. JPY 1,689,150 9,840,595
1.600%, 03/20/44 .. JPY 2,151,500 13,783,724
Japan Government Two Year
Bond
0.100%, 01/01/26 .. JPY 785,000 5,139,489
JT International Financial
Services BV
2.750%, 09/28/33,
MTN ............ GBP 100 104,649
3.625%, 04/11/34,
MTN ............ EUR 600 643,255
Mizuho Financial Group, Inc.
0.797%, 04/15/30,
MTN ............ EUR 150 142,263
2.096%, 04/08/32,
MTN ............ EUR 150 147,593
4.029%, 09/05/32,
MTN ............ EUR 840 937,899
4.416%, 05/20/33,
MTN ............ EUR 1,450 1,661,351
3.767%, 08/27/34,
MTN ............ EUR 1,183 1,288,063
Toyota Credit Canada, Inc.
2.110%, 02/26/25 .. CAD 400 285,396
TOTAL JAPAN ......... 106,848,328
Face
Amount^ Value†
(000)
JAPAN — (Continued)
LUXEMBOURG — (0.4%)
JAB Holdings BV
5.000%, 06/12/33 .. EUR 1,300 $ 1,516,717
4.375%, 04/25/34 .. EUR 300 336,063
2.250%, 12/19/39 .. EUR 500 422,940
TOTAL LUXEMBOURG .. 2,275,720
NETHERLANDS — (2.5%)
ABN AMRO Bank NV
1.375%, 01/16/25,
MTN ............ GBP 800 1,020,277
3.750%, 04/20/25,
MTN ............ EUR 2,700 2,939,899
4.250%, 02/21/30,
MTN ............ EUR 200 225,988
4.500%, 11/21/34 .. EUR 600 698,782
BNG Bank NV
5.000%, 03/13/34 .. AUD 500 324,732
3.500%, 09/27/38,
MTN ............ EUR 400 453,722
Cooperatieve Rabobank UA
4.000%, 01/10/30,
MTN ............ EUR 200 224,902
3.822%, 07/26/34,
MTN ............ EUR 200 222,327
5.250%, 05/23/41,
MTN ............ GBP 1,090 1,380,875
CTP NV
4.750%, 02/05/30,
MTN ............ EUR 200 224,891
Enexis Holding NV
3.500%, 05/30/36,
MTN ............ EUR 2,903 3,168,468
Koninklijke KPN NV
0.625%, 04/09/25 .. EUR 300 322,217
5.750%, 09/17/29,
MTN ............ GBP 50 65,508
3.875%, 02/16/36,
MTN ............ EUR 1,400 1,544,547
Koninklijke Philips NV
4.250%, 09/08/31,
MTN ............ EUR 788 893,100
Nederlandse
Waterschapsbank NV
2.980%, 02/16/37,
MTN ............ EUR 400 302,592
Netherlands Government
Bond
Ω 2.450%, 07/15/30 .. EUR 320 302,647
TOTAL NETHERLANDS . 14,315,474
NEW ZEALAND — (0.4%)
New Zealand Government
Bond
2.750%, 04/15/37 .. NZD 3,600 1,749,811

78
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
NEW ZEALAND — (Continued)
New Zealand Local
Government Funding Agency
Bond
5.000%, 03/08/34,
MTN ............ AUD 984 $ 630,804
TOTAL NEW ZEALAND .. 2,380,615
NORWAY — (0.1%)
Norsk Hydro ASA
1.125%, 04/11/25 .. EUR 240 258,159
TOTAL NORWAY ...... 258,159
SINGAPORE — (0.1%)
Optus Finance Pty, Ltd.
2.500%, 07/01/30,
MTN ............ AUD 600 332,218
TOTAL SINGAPORE .... 332,218
SPAIN — (3.6%)
Adif Alta Velocidad
3.900%, 04/30/33,
MTN ............ EUR 500 564,569
3.650%, 04/30/34 .. EUR 1,300 1,424,268
Banco Bilbao Vizcaya
Argentaria SA
1.375%, 05/14/25,
MTN ............ EUR 2,100 2,259,852
3.875%, 01/15/34,
MTN ............ EUR 1,000 1,117,127
Banco Santander SA
1.750%, 02/17/27,
MTN ............ GBP 100 119,059
5.500%, 06/11/29,
MTN ............ GBP 300 386,218
4.250%, 06/12/30,
MTN ............ EUR 200 228,101
4.875%, 10/18/31,
MTN ............ EUR 700 817,853
3.750%, 01/09/34,
MTN ............ EUR 800 884,475
CaixaBank SA
0.375%, 02/03/25,
MTN ............ EUR 200 215,549
4.250%, 09/06/30,
MTN ............ EUR 300 342,339
4.375%, 11/29/33,
MTN ............ EUR 1,000 1,162,205
Merlin Properties Socimi SA
1.750%, 05/26/25,
MTN ............ EUR 1,361 1,466,980
1.875%, 12/04/34 .. EUR 1,000 915,081
Santander UK PLC
1.125%, 03/10/25,
MTN ............ EUR 383 412,863
Spain Government Bond
Ω 4.200%, 01/31/37 .. EUR 85 101,172
Ω 0.850%, 07/30/37 .. EUR 1,954 1,583,953
Face
Amount^ Value†
(000)
SPAIN — (Continued)
Ω 3.900%, 07/30/39 .. EUR 3,282 $ 3,759,405
Telefonica Emisiones SA
4.183%, 11/21/33,
MTN ............ EUR 700 791,716
4.055%, 01/24/36,
MTN ............ EUR 1,700 1,900,137
Telefonica Europe BV
5.875%, 02/14/33,
MTN ............ EUR 40 51,719
TOTAL SPAIN ......... 20,504,641
SUPRANATIONAL — (1.6%)
European Financial Stability
Facility
3.375%, 08/30/38,
MTN ............ EUR 450 503,161
European Investment Bank
5.625%, 06/07/32 .. GBP 160 220,814
3.875%, 06/08/37,
MTN ............ GBP 200 236,854
3.000%, 02/15/39 .. EUR 500 539,364
European Union
3.250%, 07/04/34 .. EUR 210 233,292
0.400%, 02/04/37 .. EUR 300 239,918
3.375%, 10/04/38,
MTN ............ EUR 4,900 5,427,232
3.375%, 10/04/39,
MTN ............ EUR 221 243,421
0.450%, 07/04/41,
MTN ............ EUR 1,000 697,539
3.375%, 11/04/42,
MTN ............ EUR 100 109,817
Inter-American Development
Bank
5.000%, 07/20/30,
MTN ............ GBP 220 289,596
International Bank
for Reconstruction &
Development
1.900%, 01/16/25 .. CAD 232 165,789
International Finance Corp.
1.500%, 04/15/35,
MTN ............ AUD 600 279,391
TOTAL SUPRANATIONAL 9,186,188
SWEDEN — (1.7%)
Investor AB
0.375%, 10/29/35,
MTN ............ EUR 100 78,242
Lansforsakringar Bank AB
0.125%, 02/19/25,
MTN ............ EUR 1,160 1,247,001
Molnlycke Holding AB
4.250%, 06/11/34,
MTN ............ EUR 2,000 2,254,706

79
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
SWEDEN — (Continued)
Skandinaviska Enskilda
Banken AB
3.250%, 11/24/25,
MTN ............ EUR 700 $ 763,464
3.442%, 05/03/27 .. EUR 760 826,683
Svenska Handelsbanken AB
1.000%, 04/15/25,
MTN ............ EUR 4,009 4,309,622
Swedbank AB
0.750%, 05/05/25,
MTN ............ EUR 200 214,634
TOTAL SWEDEN ....... 9,694,352
SWITZERLAND — (0.1%)
UBS Group AG
0.875%, 11/03/31 .. EUR 300 272,158
TOTAL SWITZERLAND .. 272,158
UNITED KINGDOM — (5.5%)
Barclays PLC
3.250%, 02/12/27,
MTN ............ GBP 589 724,709
3.250%, 01/17/33,
MTN ............ GBP 1,891 2,036,164
BAT International Finance
PLC
2.250%, 01/16/30,
MTN ............ EUR 261 267,681
6.000%, 11/24/34,
MTN ............ GBP 311 399,835
British Telecommunications
PLC
5.750%, 12/07/28 .. GBP 40 52,910
4.250%, 01/06/33,
MTN ............ EUR 378 432,042
6.375%, 06/23/37,
MTN ............ GBP 300 403,010
5.750%, 02/13/41,
MTN ............ GBP 1,175 1,471,211
CK Hutchison Europe
Finance 21, Ltd.
1.000%, 11/02/33 .. EUR 241 208,282
CK Hutchison Group
Telecom Finance SA
2.000%, 10/17/27 .. GBP 600 699,142
1.500%, 10/17/31 .. EUR 262 242,256
2.625%, 10/17/34 .. GBP 3,168 2,942,547
Diageo Finance PLC
2.750%, 06/08/38 .. GBP 600 583,473
Lloyds Bank Corporate
Markets PLC
0.375%, 01/28/25,
MTN ............ EUR 206 222,135
Lloyds Banking Group PLC
4.250%, 11/22/27,
MTN ............ AUD 220 139,963
Face
Amount^ Value†
(000)
UNITED KINGDOM
— (Continued)
LSEG Netherlands BV
4.040%, 04/06/25,
MTN ............ EUR 211 $ 226,039
Motability Operations Group
PLC
4.250%, 06/17/35,
MTN ............ EUR 900 1,018,588
5.625%, 09/11/35,
MTN ............ GBP 393 514,089
3.625%, 03/10/36,
MTN ............ GBP 693 752,081
2.375%, 07/03/39,
MTN ............ GBP 2,076 1,821,175
1.500%, 01/20/41,
MTN ............ GBP 830 606,080
National Gas Transmission
PLC
4.250%, 04/05/30,
MTN ............ EUR 200 223,896
5.750%, 04/05/35 .. GBP 470 598,028
National Grid North America,
Inc.
4.668%, 09/12/33,
MTN ............ EUR 1,243 1,433,235
National Grid PLC
0.750%, 09/01/33,
MTN ............ EUR 181 153,121
3.245%, 03/30/34,
MTN ............ EUR 447 464,781
4.275%, 01/16/35,
MTN ............ EUR 215 241,880
Nationwide Building Society
5.350%, 03/15/28,
MTN ............ AUD 1,200 785,747
NatWest Markets PLC
1.375%, 03/02/27,
MTN ............ EUR 217 227,542
Southern Gas Networks PLC
4.875%, 03/21/29,
MTN ............ GBP 60 76,785
6.625%, 03/14/35,
MTN ............ GBP 1,000 1,352,368
3.100%, 09/15/36,
MTN ............ GBP 100 97,741
6.375%, 05/15/40,
MTN ............ GBP 82 107,665
SSE PLC
6.250%, 08/27/38,
MTN ............ GBP 224 302,442
Standard Chartered PLC
4.375%, 01/18/38,
MTN ............ GBP 550 632,262
U.K. Gilt
1.125%, 01/31/39 .. GBP 9,994 8,212,487

80
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED KINGDOM
— (Continued)
Vodafone Group PLC
5.900%, 11/26/32,
MTN ............ GBP 50 $ 66,823
2.875%, 11/20/37,
MTN ............ EUR 900 903,246
TOTAL UNITED
KINGDOM ............ 31,643,461
UNITED STATES — (18.2%)
3M Co.
1.750%, 05/15/30,
MTN ............ 232 234,206
Abbott Ireland Financing
DAC
0.100%, 11/19/24 .. 2,959 3,208,137
Air Products and Chemicals,
Inc.
4.000%, 03/03/35 .. 720 813,588
Altria Group, Inc.
3.125%, 06/15/31 .. 2,676 2,783,614
American Medical Systems
Europe BV
0.750%, 03/08/25 .. 1,234 1,328,156
American Tower Corp.
1.375%, 04/04/25 .. 650 700,073
4.625%, 05/16/31 .. 527 607,379
4.100%, 05/16/34,
MTN ............ 1,150 1,276,410
Apple, Inc.
0.875%, 05/24/25 .. 401 430,503
3.050%, 07/31/29 .. 800 964,404
AT&T, Inc.
4.300%, 11/18/34 .. 114 130,709
3.150%, 09/04/36 .. 216 221,268
2.600%, 05/19/38 .. 486 463,096
7.000%, 04/30/40,
MTN ............ 950 1,351,766
4.250%, 06/01/43 .. 485 500,151
Bank of America Corp.
7.000%, 07/31/28,
MTN ............ 50 68,329
Becton Dickinson & Co.
3.020%, 05/24/25 .. 119 151,040
Berkshire Hathaway Finance
Corp.
2.000%, 03/18/34 .. 2,125 2,076,368
2.375%, 06/19/39 .. 6,892 6,149,725
Berkshire Hathaway, Inc.
3.060%, 03/12/25 .. 2,065 2,217,287
Blackrock, Inc.
1.250%, 05/06/25 .. 250 268,933
Booking Holdings, Inc.
4.750%, 11/15/34 .. 200 237,802
3.750%, 03/01/36 .. 2,491 2,719,241
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
BP Capital Markets BV
4.323%, 05/12/35,
MTN ............ 1,123 $ 1,274,318
BP Capital Markets PLC
5.773%, 05/25/38,
MTN ............ 857 1,116,286
Capital One Financial Corp.
1.650%, 06/12/29 .. 1,335 1,328,585
Chubb INA Holdings LLC
0.300%, 12/15/24 .. 208 225,040
Citigroup, Inc.
6.800%, 06/25/38,
MTN ............ 370 535,847
7.375%, 09/01/39,
MTN ............ 809 1,217,793
Colgate-Palmolive Co.
1.375%, 03/06/34,
MTN ............ 1,325 1,244,818
CRH SMW Finance DAC
4.250%, 07/11/35,
MTN ............ 1,100 1,250,652
Dow Chemical Co. (The)
1.125%, 03/15/32 .. 170 156,197
Duke Energy Corp.
3.750%, 04/01/31 .. 337 366,882
3.850%, 06/15/34 .. 1,270 1,368,502
Equinix, Inc.
1.000%, 03/15/33 .. 700 619,327
Exxon Mobil Corp.
0.524%, 06/26/28 .. 439 437,492
1.408%, 06/26/39 .. 3,102 2,468,675
FedEx Corp.
0.950%, 05/04/33 .. 200 174,832
Fidelity National Information
Services, Inc.
2.950%, 05/21/39 .. 1,200 1,174,643
Fiserv, Inc.
2.250%, 07/01/25 .. 1,830 2,305,736
4.500%, 05/24/31 .. 700 800,044
GE Capital UK Funding
Unlimited Co.
5.875%, 01/18/33,
MTN ............ 591 770,459
General Electric Co.
4.125%, 09/19/35,
MTN ............ 110 123,916
2.125%, 05/17/37 .. 1,300 1,179,387
General Mills, Inc.
3.850%, 04/23/34 .. 1,700 1,887,502
General Motors Financial
Co., Inc.
1.000%, 02/24/25,
MTN ............ 346 372,848

81
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
1.694%, 03/26/25,
MTN ............ 462 $ 498,369
2.350%, 09/03/25,
MTN ............ 674 844,534
4.000%, 07/10/30,
MTN ............ 100 110,544
GlaxoSmithKline Capital PLC
5.250%, 12/19/33,
MTN ............ 75 98,919
6.375%, 03/09/39,
MTN ............ 950 1,344,084
Global Payments, Inc.
4.875%, 03/17/31 .. 718 816,898
Goldman Sachs Group, Inc.
(The)
3.375%, 03/27/25 .. 189 205,357
1.250%, 02/07/29,
MTN ............ 335 334,777
0.875%, 05/09/29,
MTN ............ 435 424,204
0.750%, 03/23/32,
MTN ............ 235 210,174
1.000%, 03/18/33,
MTN ............ 483 432,028
Haleon UK Capital PLC
3.375%, 03/29/38,
MTN ............ 150 155,881
Holcim Finance Luxembourg
SA
1.500%, 04/06/25 .. 598 644,542
Honeywell International, Inc.
4.125%, 11/02/34 .. 1,450 1,652,618
International Business
Machines Corp.
4.875%, 02/06/38 .. 1,946 2,319,784
4.000%, 02/06/43 .. 343 379,391
Jefferies Financial Group,
Inc.
4.000%, 04/16/29,
MTN ............ 100 110,161
Johnson & Johnson
5.500%, 11/06/24 .. 900 1,157,094
Johnson Controls
International PLC
4.250%, 05/23/35 .. 1,500 1,722,596
Kellanova
1.250%, 03/10/25 .. 200 215,599
Liberty Mutual Group, Inc.
4.625%, 12/02/30 .. 200 227,690
McDonald's Corp.
5.875%, 04/23/32,
MTN ............ 250 337,361
0.875%, 10/04/33,
MTN ............ 1,300 1,137,047
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Medtronic Global Holdings
SCA
2.250%, 03/07/39 .. 900 $ 823,094
1.500%, 07/02/39 .. 1,625 1,329,956
Nasdaq, Inc.
0.900%, 07/30/33 .. 1,855 1,607,857
Nestle Capital Corp.
4.750%, 03/22/36 .. 249 307,455
Nestle Finance International,
Ltd.
3.750%, 11/12/24,
MTN ............ 529 573,879
0.625%, 02/14/34,
MTN ............ 113 99,494
3.375%, 11/15/34,
MTN ............ 444 491,049
3.250%, 01/23/37,
MTN ............ 1,216 1,310,779
1.750%, 11/02/37,
MTN ............ 150 136,261
5.125%, 12/07/38,
MTN ............ 2,060 2,605,841
Nestle Holdings, Inc.
5.125%, 09/21/32 .. 220 286,779
Parker-Hannifin Corp.
1.125%, 03/01/25 .. 1,859 2,004,203
PepsiCo, Inc.
3.550%, 07/22/34 .. 300 346,787
Philip Morris International,
Inc.
0.800%, 08/01/31 .. 296 270,160
2.000%, 05/09/36 .. 100 89,087
1.875%, 11/06/37 .. 300 252,507
1.450%, 08/01/39 .. 1,197 898,682
PPG Industries, Inc.
1.875%, 06/01/25 .. 150 161,735
Prologis Euro Finance LLC
4.625%, 05/23/33 .. 179 206,904
4.000%, 05/05/34 .. 1,375 1,514,028
1.000%, 02/06/35 .. 767 639,072
Realty Income Corp.
5.125%, 07/06/34 .. 2,425 2,902,110
Sanofi SA
1.000%, 04/01/25,
MTN ............ 700 753,666
0.875%, 04/06/25 .. 1,600 1,720,880
Shell International Finance
BV
0.375%, 02/15/25,
MTN ............ 1,626 1,750,896
1.875%, 04/07/32,
MTN ............ 300 293,878

82
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Stellantis NV
4.250%, 06/16/31,
MTN ............ 276 $ 304,309
3.750%, 03/19/36 .. 1,300 1,361,294
Tennessee Valley Authority
5.625%, 06/07/32 .. 220 292,215
Timken Co. (The)
4.125%, 05/23/34 .. 1,539 1,669,490
Verizon Communications,
Inc.
4.750%, 02/17/34,
MTN ............ 485 589,818
4.750%, 10/31/34 .. 100 118,715
1.125%, 09/19/35 .. 350 295,166
3.750%, 02/28/36,
MTN ............ 614 671,067
3.375%, 10/27/36 .. 2,005 2,088,678
1.875%, 11/03/38 .. 200 164,211
W.P. Carey, Inc.
4.250%, 07/23/32 .. 420 465,205
Walmart, Inc.
5.625%, 03/27/34 .. 150 202,055
5.250%, 09/28/35 .. 399 523,742
Wells Fargo & Co.
1.625%, 06/02/25,
MTN ............ 2,197 2,365,250
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
2.000%, 07/28/25,
MTN ............ 765 $ 961,074
0.625%, 08/14/30 .. 767 712,348
4.625%, 11/02/35 .. 50 60,351
Welltower OP LLC
4.500%, 12/01/34 .. 1,021 1,189,071
TOTAL UNITED STATES 104,092,716
TOTAL BONDS ........ 568,210,955
U.S. TREASURY
OBLIGATIONS — (0.7%)
U.S. Treasury Bonds
1.125%, 08/15/40 .. 1,700 1,051,211
1.750%, 08/15/41 .. 1,600 1,073,187
U.S. Treasury Notes
4.690%, 01/31/25 .. 133 133,033
4.659%, 04/30/25 .. 130 129,988
4.615%, 07/31/25 .. 200 199,896
4.640%, 04/30/26 .. 392 391,682
4.672%, 07/31/26 .. 1,300 1,299,409
TOTAL U.S. TREASURY
OBLIGATIONS ......... 4,278,406
TOTAL INVESTMENT
SECURITIES — ( 100.0% )
(Cost $578,776,888) .... 572,489,361
TOTAL INVESTMENTS
— (100.0%)
(Cost $578,776,888) .... $ 572,489,361
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $53,473,839 which represented 9.1% of the net assets of the Fund.
As of October 31, 2024, Dimensional Global ex US Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 21,604,897 GBP 16,476,175 Citigroup 11/04/24 $ 422,393
USD 21,672,415 EUR 19,601,033 State Street Bank and Trust 11/04/24 392,619
USD 25,084,569 EUR 22,632,891 State Street Bank and Trust 11/04/24 513,247
USD 11,212,693 JPY 1,638,407,064 State Street Bank and Trust 11/05/24 455,311
USD 1,291,626 CAD 1,797,011 Citigroup 11/12/24 2,152
USD 9,714,314 GBP 7,439,443 Citigroup 11/12/24 149,933
USD 1,435,275 CAD 1,926,339 Citigroup 11/12/24 53,000
USD 1,952,605 CAD 2,648,290 Citigroup 11/12/24 52,282
USD 1,700,772 GBP 1,309,109 RBC Dominion Securities 11/12/24 17,741
USD 1,432,853 CAD 1,942,710 State Street Bank and Trust 11/12/24 38,831
USD 1,288,654 CAD 1,745,550 State Street Bank and Trust 11/12/24 36,107

83
Dimensional Global ex US Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 2,620,100 CAD 3,547,939 State Street Bank and Trust 11/12/24 $ 74,221
USD 2,107,627 GBP 1,612,562 Citigroup 11/13/24 34,469
USD 414,230 GBP 318,607 Citigroup 11/13/24 4,619
USD 2,561,656 GBP 1,970,356 Citigroup 11/13/24 28,508
USD 1,786,836 GBP 1,373,659 Citigroup 11/13/24 20,819
USD 1,159,785 GBP 885,955 Citigroup 11/13/24 20,775
USD 245,642 GBP 188,405 Citigroup 11/13/24 3,423
USD 1,522,000 GBP 1,164,177 Citigroup 11/13/24 25,300
USD 1,993,829 AUD 2,966,191 Citigroup 11/13/24 50,794
USD 13,251,084 AUD 19,724,919 State Street Bank and Trust 11/13/24 330,064
USD 20,943,144 GBP 16,096,273 RBC Dominion Securities 11/18/24 249,432
USD 66,628,765 EUR 61,243,209 State Street Bank and Trust 11/18/24 102,506
USD 19,131,515 CAD 25,936,981 State Street Bank and Trust 11/18/24 516,524
USD 23,381,413 CAD 31,661,145 RBC Dominion Securities 11/20/24 656,760
USD 16,736,059 AUD 25,017,843 Citigroup 11/22/24 346,306
USD 22,678,499 AUD 34,076,037 State Street Bank and Trust 11/25/24 353,817
USD 19,959,109 GBP 15,376,660 State Street Bank and Trust 11/25/24 190,725
USD 1,615,214 AUD 2,431,988 Citigroup 11/27/24 21,880
USD 2,496,891 AUD 3,780,632 RBC Dominion Securities 11/27/24 19,984
USD 20,681,410 GBP 15,935,481 Citigroup 12/02/24 194,784
USD 1,772,499 NZD 2,966,250 State Street Bank and Trust 01/03/25 5,928
USD 44,615,746 EUR 40,938,840 State Street Bank and Trust 01/06/25 42,194
USD 4,154,288 CAD 5,734,108 Citigroup 01/09/25 30,931
USD 1,753,715 CAD 2,417,541 Citigroup 01/09/25 15,278
USD 355,164 CHF 302,412 Citigroup 01/09/25 2,744
USD 358,927 JPY 52,758,921 Citigroup 01/09/25 9,371
USD 1,991,644 JPY 293,705,361 RBC Dominion Securities 01/09/25 45,688
USD 1,170,194 JPY 172,642,497 RBC Dominion Securities 01/09/25 26,345
USD 32,853,787 EUR 29,943,383 State Street Bank and Trust 01/09/25 247,862
USD 7,384,122 CAD 10,131,236 State Street Bank and Trust 01/09/25 98,820
USD 11,120,243 JPY 1,637,823,518 State Street Bank and Trust 01/09/25 268,784
USD 1,323,882 CAD 1,815,234 State Street Bank and Trust 01/09/25 18,560
USD 4,653,075 CAD 6,450,088 State Street Bank and Trust 01/09/25 14,862
USD 3,052,573 EUR 2,788,593 Citigroup 01/10/25 15,895
USD 2,539,088 EUR 2,311,689 RBC Dominion Securities 01/10/25 21,741
USD 2,630,788 EUR 2,394,923 RBC Dominion Securities 01/10/25 22,802
USD 26,722,269 EUR 24,347,295 State Street Bank and Trust 01/10/25 208,934
USD 3,584,162 EUR 3,281,939 RBC Dominion Securities 01/14/25 9,656
USD 2,815,258 EUR 2,583,430 RBC Dominion Securities 01/14/25 1,529
USD 2,831,782 EUR 2,590,812 RBC Dominion Securities 01/14/25 10,013
USD 7,250,610 JPY 1,075,114,797 Citigroup 01/15/25 122,234
USD 818,915 JPY 121,039,763 Citigroup 01/15/25 16,380
USD 835,519 JPY 123,527,746 RBC Dominion Securities 01/15/25 16,488
USD 4,188,981 JPY 617,898,481 RBC Dominion Securities 01/15/25 92,105
USD 2,877,606 JPY 432,709,879 RBC Dominion Securities 01/16/25 8,247
USD 17,639,930 JPY 2,607,429,813 RBC Dominion Securities 01/16/25 349,700
USD 10,709,027 JPY 1,586,737,908 RBC Dominion Securities 01/17/25 185,876
USD 826,518 JPY 122,718,606 RBC Dominion Securities 01/17/25 12,655
USD 32,981,626 JPY 4,953,351,747 State Street Bank and Trust 01/23/25 107,508
Total Appreciation $7,408,456
USD 2,670,882 EUR 2,462,123 RBC Dominion Securities 11/18/24 $ (3,632)
CAD 282,054 USD 209,597 Citigroup 11/20/24 (7,154)
CAD 607,460 USD 446,132 Citigroup 11/20/24 (10,130)
CAD 78,654 USD 58,328 Citigroup 11/20/24 (1,875)
CAD 857,569 USD 621,536 Citigroup 11/20/24 (6,019)

84
Dimensional Global ex US Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
CAD 2,034,776 USD 1,480,369 Citigroup 11/20/24 $ (19,917)
USD 10,880,654 JPY 1,647,581,845 State Street Bank and Trust 01/06/25 (31,503)
USD 5,266,992 EUR 4,845,776 Citigroup 01/14/25 (10,759)
USD 5,434,235 EUR 5,000,000 RBC Dominion Securities 01/14/25 (11,489)
USD 3,092,304 EUR 2,849,351 RBC Dominion Securities 01/14/25 (11,051)
USD 1,448,832 EUR 1,336,497 RBC Dominion Securities 01/27/25 (7,590)
USD 8,484,924 EUR 7,801,677 RBC Dominion Securities 01/27/25 (16,804)
USD 52,423,621 EUR 48,271,233 State Street Bank and Trust 01/27/25 (179,032)
Total (Depreciation) $(316,955)
Total Appreciation (Depreciation) $7,091,501
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 53,999,911 $ — $ 53,999,911
Austria .............................. — 1,271,602 — 1,271,602
Belgium ............................. — 19,107,477 — 19,107,477
Canada ............................. — 85,130,332 — 85,130,332
Denmark ............................ — 3,553,646 — 3,553,646
Finland .............................. — 1,925,476 — 1,925,476
France .............................. — 49,984,131 — 49,984,131
Germany ............................ — 30,850,481 — 30,850,481
Hong Kong ........................... — 98,439 — 98,439
Ireland .............................. — 1,563,134 — 1,563,134
Italy ................................ — 18,922,296 — 18,922,296
Japan ............................... — 106,848,328 — 106,848,328
Luxembourg .......................... — 2,275,720 — 2,275,720
Netherlands .......................... — 14,315,474 — 14,315,474
New Zealand ......................... — 2,380,615 — 2,380,615
Norway .............................. — 258,159 — 258,159
Singapore ............................ — 332,218 — 332,218
Spain ............................... — 20,504,641 — 20,504,641
Supranational ......................... — 9,186,188 — 9,186,188
Sweden ............................. — 9,694,352 — 9,694,352
Switzerland ........................... — 272,158 — 272,158
United Kingdom ....................... — 31,643,461 — 31,643,461
United States ......................... — 104,092,716 — 104,092,716
U.S. Treasury Obligations ................. — $4,278,406 — $4,278,406
Total Investments ........................ $— $572,489,361 $— $572,489,361
Financial Instruments
Assets
Forward Currency Contracts** .............. — 7,408,456 — 7,408,456
Liabilities
Forward Currency Contracts** .............. — (316,955) — (316,955)
Total Other Financial Instruments ........... $– $7,091,501 $– $7,091,501

85
Dimensional Global ex US Core Fixed Income ETF
continued
See accompanying Notes to Financial Statements.
**
Valued at the unrealized appreciation (depreciation) on the investment.

86
Dimensional Global Credit ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Face
Amount ^ Value†
(000)
BONDS — (95.2%)
AUSTRALIA — (8.0%)
APA Infrastructure, Ltd.
0.750%, 03/15/29,
MTN ............ EUR 300 $ 291,309
1.250%, 03/15/33,
MTN ............ EUR 1,300 1,153,489
ASB Bank, Ltd.
0.250%, 09/08/28,
MTN ............ EUR 100 97,615
Australia & New Zealand
Banking Group, Ltd.
Ω 4.829%, 02/03/25 .. 1,300 1,299,781
4.050%, 05/12/25,
MTN ............ AUD 1,300 848,953
5.458%, 03/18/26 .. 1,500 1,503,049
3.951%, 05/21/27 .. EUR 2,750 2,990,254
Ω 5.533%, 09/30/27 .. 3,200 3,207,029
BHP Billiton Finance USA,
Ltd.
5.000%, 09/30/43 .. 105 100,822
Commonwealth Bank of
Australia
Ω 5.674%, 03/13/26 .. 1,150 1,156,578
4.900%, 08/17/28,
MTN ............ AUD 1,000 657,815
Glencore Capital Finance
DAC
4.154%, 04/29/31,
MTN ............ EUR 800 892,669
Glencore Funding LLC
Ω 5.941%, 04/04/27 .. 100 100,712
Ω 6.500%, 10/06/33 .. 404 434,173
Macquarie Bank, Ltd.
1.700%, 02/12/25,
MTN ............ AUD 500 324,743
Ω 5.804%, 07/02/27 .. 950 956,319
Macquarie Group, Ltd.
0.943%, 01/19/29 .. EUR 300 295,305
National Australia Bank, Ltd.
2.350%, 02/25/25,
MTN ............ AUD 500 325,165
5.153%, 05/12/26,
MTN ............ AUD 1,100 723,856
1.375%, 08/30/28,
MTN ............ EUR 100 102,030
New South Wales Treasury
Corp.
3.000%, 04/20/29 .. AUD 300 185,185
4.750%, 02/20/35 .. AUD 2,100 1,321,001
4.250%, 02/20/36 .. AUD 2,241 1,331,196
2.250%, 05/07/41 .. AUD 100 41,915
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
Northern Star Resources,
Ltd.
Ω 6.125%, 04/11/33 .. 31 $ 32,151
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/40 .. 1,600 1,590,932
South Australian
Government Financing
Authority
3.000%, 05/24/28 .. AUD 210 131,623
1.750%, 05/24/34 .. AUD 3,900 1,892,473
4.750%, 05/24/38 .. AUD 2,460 1,492,770
Treasury Corp. of Victoria
5.500%, 11/17/26 .. AUD 200 134,067
1.500%, 11/20/30 .. AUD 250 135,978
2.250%, 09/15/33 .. AUD 900 467,095
2.250%, 11/20/34 .. AUD 3,700 1,844,862
2.000%, 09/17/35 .. AUD 570 268,382
2.000%, 11/20/37 .. AUD 4,040 1,761,308
5.250%, 09/15/38,
MTN ............ AUD 200 126,098
Westpac Banking Corp.
1.019%, 11/18/24 .. 100 99,814
5.365%, 11/18/24 .. 100 100,027
2.700%, 03/17/25,
MTN ............ AUD 1,200 780,538
5.305%, 04/16/26 .. 2,300 2,303,657
5.512%, 06/03/26 .. 1,061 1,062,804
5.000%, 01/15/29,
MTN ............ AUD 1,500 988,659
TOTAL AUSTRALIA ..... 35,554,201
AUSTRIA — (0.1%)
OMV AG
1.000%, 07/03/34,
MTN ............ EUR 120 104,079
3.750%, 09/04/36,
MTN ............ EUR 100 107,513
TOTAL AUSTRIA ....... 211,592
BELGIUM — (1.3%)
Anheuser-Busch InBev SA
2.750%, 03/17/36,
MTN ............ EUR 100 100,909
3.750%, 03/22/37,
MTN ............ EUR 500 549,301
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 01/23/39 .. 1,000 1,017,062
4.350%, 06/01/40 .. 200 180,507
4.950%, 01/15/42 .. 280 267,027

87
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
BELGIUM — (Continued)
Dexia SA
0.500%, 01/17/25,
MTN ............ EUR 3,100 $ 3,347,348
Euroclear Investments SA
1.125%, 12/07/26 .. EUR 200 210,060
Kingdom of Belgium
Government Bond
Ω 0.800%, 06/22/27 .. EUR 300 312,383
TOTAL BELGIUM ...... 5,984,597
CANADA — (8.3%)
Alimentation Couche-Tard,
Inc.
4.011%, 02/12/36 .. EUR 1,400 1,507,351
Bank of Montreal
1.850%, 05/01/25,
MTN ............ 82 80,801
6.094%, 12/11/26 .. 100 101,098
3.649%, 04/12/27 .. EUR 800 869,570
5.745%, 06/04/27 .. 100 100,041
5.717%, 09/25/28 .. 400 413,569
5.511%, 06/04/31 .. 100 102,381
Bank of Nova Scotia (The)
5.250%, 12/06/24 .. 555 555,118
1.450%, 01/10/25 .. 188 186,692
2.200%, 02/03/25 .. 100 99,297
5.529%, 09/15/26 .. 158 157,832
5.765%, 06/04/27 .. 200 200,404
5.970%, 08/01/29 .. 300 301,003
4.850%, 02/01/30 .. 400 399,258
5.650%, 02/01/34 .. 100 103,497
Bank of Nova Scotia The
3.998%, 06/10/27,
MTN ............ EUR 1,000 1,087,473
Brookfield Finance, Inc.
6.350%, 01/05/34 .. 200 214,104
Canada Housing Trust No. 1
Ω 2.550%, 03/15/25 .. CAD 2,400 1,715,631
Canadian Imperial Bank of
Commerce
2.250%, 01/28/25 .. 400 397,375
3.300%, 04/07/25 .. 77 76,515
6.104%, 10/02/26 .. 253 255,746
3.759%, 01/29/27 .. EUR 1,000 1,092,045
5.823%, 06/28/27 .. 250 251,045
6.092%, 10/03/33 .. 553 588,681
Canadian Natural
Resources, Ltd.
5.850%, 02/01/35 .. 200 202,687
6.500%, 02/15/37 .. 532 560,655
6.250%, 03/15/38 .. 1,782 1,852,452
6.750%, 02/01/39 .. 200 216,000
Cenovus Energy, Inc.
5.250%, 06/15/37 .. 405 387,235
6.750%, 11/15/39 .. 300 327,057
Face
Amount^ Value†
(000)
CANADA — (Continued)
Enbridge Energy Partners,
LP
7.500%, 04/15/38 .. 50 $ 57,911
5.500%, 09/15/40 .. 636 618,343
Fairfax Financial Holdings,
Ltd.
5.625%, 08/16/32 .. 50 50,673
6.000%, 12/07/33 .. 800 821,261
Federation des Caisses
Desjardins du Quebec
3.765%, 01/17/26,
MTN ............ EUR 1,500 1,634,886
Kinross Gold Corp.
6.250%, 07/15/33 .. 1,232 1,307,699
Magna International, Inc.
4.375%, 03/17/32 .. EUR 350 397,987
Ontario T-Bill
3.890%, 01/08/25 .. CAD 1,200 854,957
3.550%, 01/22/25 .. CAD 2,700 1,921,214
Province of Manitoba
Canada
4.850%, 08/28/34,
MTN ............ AUD 100 62,911
Province of Ontario Canada
4.150%, 06/02/34 .. CAD 5,000 3,669,572
Rogers Communications,
Inc.
7.500%, 08/15/38 .. 150 174,350
4.500%, 03/15/42 .. 350 302,354
4.500%, 03/15/43 .. 250 213,434
5.450%, 10/01/43 .. 257 247,082
5.000%, 03/15/44 .. 1,127 1,024,855
Royal Bank of Canada
4.810%, 12/16/24 .. CAD 1,600 1,149,149
3.403%, 03/24/25 .. CAD 2,300 1,648,420
5.965%, 07/20/26 .. 100 101,116
5.835%, 01/19/27 .. 100 100,664
4.375%, 10/02/30,
MTN ............ EUR 300 344,469
Spectra Energy Partners, LP
5.950%, 09/25/43 .. 50 50,254
Suncor Energy, Inc.
5.950%, 05/15/35 .. 112 113,359
6.800%, 05/15/38 .. 214 233,340
6.850%, 06/01/39 .. 643 706,407
TELUS Corp.
4.850%, 04/05/44 .. CAD 1,500 1,012,730
Toronto-Dominion Bank
(The)
2.496%, 12/02/24 .. CAD 620 444,241
1.250%, 12/13/24 .. 142 141,364
5.965%, 07/17/26 .. 271 273,167
5.610%, 04/05/27 .. 800 800,755
3.200%, 03/10/32 .. 400 354,319

88
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
CANADA — (Continued)
TransCanada PipeLines , Ltd.
5.600%, 03/31/34 .. 150 $ 152,382
6.200%, 10/15/37 .. 550 577,923
7.625%, 01/15/39 .. 239 282,080
6.100%, 06/01/40 .. 512 531,305
TOTAL CANADA ....... 36,779,546
FINLAND — (0.3%)
Nordea Bank Abp
3.625%, 03/15/34,
MTN ............ EUR 1,160 1,271,304
TOTAL FINLAND ....... 1,271,304
FRANCE — (2.6%)
Banque Federative du Credit
Mutuel SA
1.250%, 01/14/25,
MTN ............ EUR 100 108,158
4.375%, 05/02/30,
MTN ............ EUR 300 337,663
3.750%, 02/01/33,
MTN ............ EUR 300 332,480
Bouygues SA
3.250%, 06/30/37 .. EUR 1,000 1,038,246
BPCE SA
0.625%, 04/28/25 .. EUR 100 107,330
4.500%, 01/13/33,
MTN ............ EUR 600 682,278
Bpifrance SACA
0.750%, 11/25/24 .. EUR 1,200 1,300,966
3.375%, 05/25/34,
MTN ............ EUR 1,500 1,641,188
Credit Agricole SA
4.000%, 01/18/33,
MTN ............ EUR 300 339,631
4.375%, 11/27/33,
MTN ............ EUR 900 1,025,522
Engie SA
3.875%, 03/06/36,
MTN ............ EUR 800 880,252
French Republic Government
Bond
Ω 1.000%, 05/25/27 .. EUR 290 303,054
Societe Des Grands Projets
EPIC
1.125%, 05/25/34,
MTN ............ EUR 1,900 1,696,801
Societe Generale SA
0.250%, 07/08/27,
MTN ............ EUR 100 100,820
TotalEnergies Capital
International SA
1.250%, 12/16/24,
MTN ............ GBP 35 44,791
2.434%, 01/10/25 .. 100 99,509
2.986%, 06/29/41 .. 200 148,569
Face
Amount^ Value†
(000)
FRANCE — (Continued)
Vinci SA
3.807%, 05/13/26 .. EUR 1,100 $ 1,194,331
Wendel SE
4.500%, 06/19/30 .. EUR 300 339,611
TOTAL FRANCE ....... 11,721,200
GERMANY — (3.5%)
BASF SE
1.750%, 03/11/25,
MTN ............ GBP 80 101,669
Bayer AG
4.625%, 05/26/33,
MTN ............ EUR 100 113,581
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 .. 100 89,940
Ω 5.500%, 07/30/35 .. 50 47,886
Ω 4.625%, 06/25/38 .. 950 821,020
Ω 4.400%, 07/15/44 .. 350 271,355
Bayer US Finance LLC
Ω 6.500%, 11/21/33 .. 854 896,451
BMW Finance NV
0.500%, 02/22/25,
MTN ............ EUR 100 107,685
3.625%, 05/22/35,
MTN ............ EUR 138 151,171
BMW US Capital LLC
Ω 5.897%, 08/13/26 .. 500 502,579
Ω 4.850%, 08/13/31 .. 200 197,506
Ω
# 5.150%, 04/02/34 .. 1,050 1,049,434
Daimler Truck Finance
Canada, Inc.
2.140%, 12/13/24 .. CAD 1,450 1,037,983
Daimler Truck Finance North
America LLC
Ω 5.200%, 01/17/25 .. 550 550,296
Ω 3.500%, 04/07/25 .. 450 447,344
E.ON SE
3.750%, 03/01/29,
MTN ............ EUR 25 27,984
4.000%, 08/29/33,
MTN ............ EUR 700 792,640
3.750%, 01/15/36 .. EUR 500 549,874
Heidelberg Materials AG
3.950%, 07/19/34 .. EUR 1,000 1,096,573
Landeskreditbank Baden-
Wuerttemberg Foerderbank
1.375%, 01/27/25 .. 50 49,616
Landwirtschaftliche
Rentenbank
2.000%, 01/13/25 .. 104 103,449
Mercedes-Benz Finance
North America LLC
Ω 3.100%, 08/15/29 .. 400 369,417

89
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Siemens
Financieringsmaatschappij
NV
3.718%, 12/18/25 .. EUR 3,000 $ 3,265,962
T-Mobile USA, Inc.
3.850%, 05/08/36 .. EUR 800 882,059
4.375%, 04/15/40 .. 488 431,763
3.000%, 02/15/41 .. 150 110,196
Volkswagen Financial
Services NV
5.875%, 05/23/29,
MTN ............ GBP 100 129,281
Volkswagen Financial
Services Overseas AG
3.860%, 02/12/25,
MTN ............ EUR 100 107,568
3.875%, 09/10/30 .. EUR 100 108,532
Volkswagen Group of
America Finance LLC
Ω 5.716%, 03/20/26 .. 500 500,544
Volkswagen Leasing GmbH
4.625%, 03/25/29,
MTN ............ EUR 100 112,742
4.750%, 09/25/31,
MTN ............ EUR 250 284,909
VW Credit Canada, Inc.
2.050%, 12/10/24 .. CAD 150 107,383
TOTAL GERMANY ..... 15,416,392
HONG KONG — (0.1%)
Prudential Funding Asia PLC
3.125%, 04/14/30 .. 400 369,410
TOTAL HONG KONG ... 369,410
ITALY — (1.7%)
Enel Finance International
NV
Ω 6.800%, 09/15/37 .. 160 174,082
Ω 6.000%, 10/07/39 .. 897 917,112
Eni SpA
4.250%, 05/19/33,
MTN ............ EUR 1,200 1,357,293
3.875%, 01/15/34,
MTN ............ EUR 1,000 1,098,088
Ω 5.700%, 10/01/40 .. 827 795,990
Holding d'Infrastructures de
Transport SASU
1.625%, 09/18/29,
MTN ............ EUR 100 99,448
Intesa Sanpaolo SpA
3.625%, 10/16/30,
MTN ............ EUR 800 877,388
5.125%, 08/29/31,
MTN ............ EUR 250 296,701
5.625%, 03/08/33,
MTN ............ EUR 350 426,680
Face
Amount^ Value†
(000)
ITALY — (Continued)
6.625%, 05/31/33,
MTN ............ GBP 100 $ 135,421
UniCredit SpA
4.000%, 03/05/34,
MTN ............ EUR 1,160 1,285,880
TOTAL ITALY ......... 7,464,083
JAPAN — (3.6%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 .. 512 340,036
American Honda Finance
Corp.
1.500%, 01/13/25 .. 100 99,332
5.802%, 01/12/26 .. 177 177,899
5.678%, 10/05/26 .. 150 150,305
5.699%, 03/12/27 .. 100 100,362
5.592%, 07/09/27 .. 750 751,971
Japan Government Ten Year
Bond
0.100%, 09/20/28 .. JPY 278,400 1,799,836
0.400%, 06/20/33 .. JPY 103,900 660,247
Japan Government Thirty
Year Bond
2.300%, 06/20/35 .. JPY 238,650 1,768,634
JT International Financial
Services BV
3.625%, 04/11/34,
MTN ............ EUR 2,800 3,001,856
Mitsubishi UFJ Financial
Group, Inc.
3.777%, 03/02/25 .. 133 132,530
Mizuho Financial Group, Inc.
4.029%, 09/05/32,
MTN ............ EUR 400 446,619
4.416%, 05/20/33,
MTN ............ EUR 250 286,440
Nomura Holdings, Inc.
2.679%, 07/16/30 .. 400 350,124
NTT Finance Corp.
0.010%, 03/03/25 .. EUR 900 967,169
Protective Life Corp.
Ω 3.400%, 01/15/30 .. 83 76,352
8.450%, 10/15/39 .. 130 162,412
Sumitomo Mitsui Financial
Group, Inc.
5.766%, 01/13/33 .. 1,200 1,252,051
Sumitomo Mitsui Trust Bank,
Ltd.
Ω 5.350%, 03/07/34 .. 1,000 1,019,053
Toyota Motor Credit Corp.
5.542%, 03/19/27 .. 27 27,060
Toyota Motor Finance
Netherlands BV
4.249%, 02/09/27 .. EUR 2,100 2,290,573
TOTAL JAPAN ......... 15,860,861

90
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
LUXEMBOURG — (0.6%)
ArcelorMittal SA
6.800%, 11/29/32 .. 401 $ 434,771
# 6.000%, 06/17/34 .. 650 667,459
JAB Holdings BV
5.000%, 06/12/33 .. EUR 500 583,353
4.375%, 04/25/34 .. EUR 500 560,105
2.250%, 12/19/39 .. EUR 500 422,940
TOTAL LUXEMBOURG .. 2,668,628
NETHERLANDS — (1.1%)
ABN AMRO Bank NV
3.615%, 01/10/25 .. EUR 600 651,935
Cooperatieve Rabobank UA
5.051%, 02/26/29,
MTN ............ AUD 680 447,466
4.000%, 01/10/30,
MTN ............ EUR 300 337,353
Heineken NV
Ω 4.000%, 10/01/42 .. 100 84,250
ING Groep NV
1.125%, 02/14/25,
MTN ............ EUR 100 107,995
4.050%, 04/09/29 .. 1,000 967,708
Koninklijke KPN NV
5.750%, 09/17/29,
MTN ............ GBP 200 262,032
3.875%, 02/16/36,
MTN ............ EUR 1,100 1,213,572
Koninklijke Philips NV
4.250%, 09/08/31,
MTN ............ EUR 300 340,013
6.875%, 03/11/38 .. 400 448,361
5.000%, 03/15/42 .. 260 239,938
TOTAL NETHERLANDS . 5,100,623
NORWAY — (0.9%)
Aker BP ASA
4.000%, 05/29/32,
MTN ............ EUR 2,400 2,609,121
Equinor ASA
1.250%, 02/17/27,
MTN ............ EUR 200 209,747
3.625%, 04/06/40 .. 100 82,634
4.800%, 11/08/43 .. 50 47,296
Norsk Hydro ASA
1.125%, 04/11/25 .. EUR 800 860,529
TOTAL NORWAY ...... 3,809,327
SINGAPORE — (0.3%)
Optus Finance Pty, Ltd.
2.500%, 07/01/30,
MTN ............ AUD 600 332,218
United Overseas Bank
5.146%, 03/16/26 .. AUD 1,800 1,183,349
TOTAL SINGAPORE .... 1,515,567
Face
Amount^ Value†
(000)
SPAIN — (1.2%)
Avangrid , Inc.
3.150%, 12/01/24 .. 250 $ 249,457
Banco Bilbao Vizcaya
Argentaria SA
3.875%, 01/15/34,
MTN ............ EUR 800 893,702
Banco Santander SA
3.750%, 01/09/34,
MTN ............ EUR 200 221,119
CaixaBank SA
4.375%, 11/29/33,
MTN ............ EUR 800 929,764
Merlin Properties Socimi SA
1.875%, 12/04/34 .. EUR 100 91,508
New York State Electric &
Gas Corp.
Ω 5.850%, 08/15/33 .. 90 93,028
Santander Holdings USA,
Inc.
3.450%, 06/02/25 .. 534 528,334
Santander UK PLC
1.125%, 03/10/25,
MTN ............ EUR 400 431,188
Telefonica Emisiones SA
5.445%, 10/08/29,
MTN ............ GBP 350 454,026
4.055%, 01/24/36,
MTN ............ EUR 200 223,546
7.045%, 06/20/36 .. 1,050 1,172,327
4.665%, 03/06/38 .. 210 189,789
TOTAL SPAIN ......... 5,477,788
SUPRANATIONAL — (2.5%)
Asian Development Bank
0.625%, 04/29/25 .. 100 98,072
2.875%, 05/06/25 .. 50 49,567
6.038%, 08/27/26 .. 50 50,640
5.883%, 04/06/27 .. 1,300 1,322,719
Asian Infrastructure
Investment Bank (The)
Ω 5.717%, 08/16/27 .. 84 84,636
European Bank for
Reconstruction &
Development
5.073%, 04/14/26 .. 304 303,814
5.404%, 02/20/28 .. 700 700,570
5.369%, 02/16/29 .. 1,136 1,133,799
Inter-American Development
Bank
2.125%, 01/15/25 .. 45 44,761
5.234%, 10/04/27 .. 150 150,079
5.184%, 03/20/28 .. 650 648,193
5.403%, 02/15/29 .. 250 249,636
5.258%, 08/01/29 .. 73 73,068

91
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
SUPRANATIONAL
— (Continued)
International Bank
for Reconstruction &
Development
5.252%, 01/12/27 .. 64 $ 64,160
5.204%, 06/15/27 .. 5,300 5,305,303
5.403%, 05/15/28 .. 508 508,078
5.354%, 11/22/28 .. 150 149,563
5.185%, 01/24/29 .. 338 336,980
TOTAL SUPRANATIONAL 11,273,638
SWEDEN — (1.3%)
Skandinaviska Enskilda
Banken AB
3.442%, 05/03/27 .. EUR 1,927 2,096,077
Svenska Handelsbanken AB
1.000%, 04/15/25,
MTN ............ EUR 600 644,992
Ω 6.169%, 06/15/26 .. 1,700 1,723,132
Volvo Treasury AB
3.768%, 01/09/26 .. EUR 1,200 1,306,371
TOTAL SWEDEN ....... 5,770,572
SWITZERLAND — (0.5%)
UBS AG
3.534%, 04/12/26 .. EUR 2,000 2,173,478
TOTAL SWITZERLAND .. 2,173,478
UNITED KINGDOM — (4.2%)
Ashtead Capital, Inc.
Ω 5.950%, 10/15/33 .. 1,106 1,131,119
Ω 5.800%, 04/15/34 .. 685 694,106
BAT Capital Corp.
7.750%, 10/19/32 .. 118 135,556
6.000%, 02/20/34 .. 285 294,905
4.390%, 08/15/37 .. 881 767,918
3.734%, 09/25/40 .. 223 170,712
7.079%, 08/02/43 .. 415 453,491
BAT International Finance
PLC
2.250%, 06/26/28,
MTN ............ GBP 300 346,506
British Telecommunications
PLC
4.250%, 01/06/33,
MTN ............ EUR 750 857,226
Centrica PLC
4.375%, 03/13/29,
MTN ............ GBP 300 372,844
CK Hutchison Group
Telecom Finance SA
1.500%, 10/17/31 .. EUR 400 369,856
Diageo Finance PLC
3.758%, 06/20/26 .. EUR 1,300 1,413,413
HSBC Holdings PLC
# 6.100%, 01/14/42 .. 1,100 1,210,364
Face
Amount^ Value†
(000)
UNITED KINGDOM
— (Continued)
Imperial Brands Finance PLC
Ω 5.875%, 07/01/34 .. 1,100 $ 1,109,791
Lloyds Bank Corporate
Markets PLC
4.125%, 05/30/27,
MTN ............ EUR 119 132,693
Lloyds Bank PLC
1.250%, 01/13/25,
MTN ............ EUR 400 432,491
LSEG Netherlands BV
4.040%, 04/06/25,
MTN ............ EUR 650 696,327
LSEGA Financing PLC
Ω 3.200%, 04/06/41 .. 1,050 793,112
Motability Operations Group
PLC
3.875%, 01/24/34,
MTN ............ EUR 2,200 2,419,675
National Gas Transmission
PLC
4.250%, 04/05/30,
MTN ............ EUR 250 279,870
National Grid Electricity
Distribution West Midlands
PLC
5.750%, 04/16/32,
MTN ............ GBP 100 129,325
National Grid North America,
Inc.
4.668%, 09/12/33,
MTN ............ EUR 1,450 1,671,915
NatWest Markets PLC
5.899%, 08/23/28,
MTN ............ AUD 1,500 1,003,937
RELX Capital, Inc.
1.300%, 05/12/25 .. EUR 100 107,617
Reynolds American, Inc.
5.700%, 08/15/35 .. 33 33,310
7.000%, 08/04/41 .. 312 331,956
# 6.150%, 09/15/43 .. 388 387,769
SSE PLC
6.250%, 08/27/38,
MTN ............ GBP 750 1,012,641
TOTAL UNITED
KINGDOM ............ 18,760,445
UNITED STATES — (53.1%)
3M Co.
# 2.000%, 02/14/25 .. 750 743,160
2.650%, 04/15/25 .. 77 76,234
AbbVie, Inc.
2.600%, 11/21/24 .. 100 99,869
4.400%, 11/06/42 .. 100 89,409
Aetna, Inc.
6.750%, 12/15/37 .. 23 24,981

92
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
4.500%, 05/15/42 .. 50 $ 42,472
4.125%, 11/15/42 .. 300 239,869
4.750%, 03/15/44 .. 50 42,805
Affiliated Managers Group,
Inc.
3.500%, 08/01/25 .. 400 396,276
5.500%, 08/20/34 .. 253 249,595
AGCO Corp.
5.800%, 03/21/34 .. 902 917,423
Alabama Power Co.
6.000%, 03/01/39 .. 50 53,632
5.500%, 03/15/41 .. 105 105,090
4.100%, 01/15/42 .. 212 176,831
Albemarle Corp.
# 5.050%, 06/01/32 .. 1,100 1,070,279
Allegion PLC
3.500%, 10/01/29 .. 80 74,867
Allstate Corp. (The)
5.550%, 05/09/35 .. 1,950 1,997,089
4.500%, 06/15/43 .. 252 220,239
Ally Financial, Inc.
8.000%, 11/01/31 .. 150 167,162
8.000%, 11/01/31 .. 590 656,467
Altria Group, Inc.
3.125%, 06/15/31 .. 200 208,043
6.875%, 11/01/33 .. 220 241,836
5.800%, 02/14/39 .. 155 157,285
3.400%, 02/04/41 .. 1,043 776,790
4.250%, 08/09/42 .. 1,147 940,939
4.500%, 05/02/43 .. 507 426,744
American Express Co.
5.915%, 03/04/25 .. 420 420,736
5.857%, 02/13/26 .. 529 531,169
5.540%, 11/04/26 .. 100 100,076
8.150%, 03/19/38 .. 130 165,223
American Tower Corp.
1.875%, 10/15/30 .. 90 75,594
4.625%, 05/16/31 .. 200 230,505
4.100%, 05/16/34,
MTN ............ 500 554,961
Amgen, Inc.
5.600%, 03/02/43 .. 550 550,436
Amphenol Corp.
2.050%, 03/01/25 .. 800 792,094
Aon Global, Ltd.
4.250%, 12/12/42 .. 160 131,549
Appalachian Power Co.
6.375%, 04/01/36 .. 50 53,292
7.000%, 04/01/38 .. 150 170,355
Apple, Inc.
2.375%, 02/08/41 .. 200 142,014
3.850%, 05/04/43 .. 1,900 1,620,714
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Arizona Public Service Co.
4.500%, 04/01/42 .. 100 $ 86,443
Arrow Electronics, Inc.
2.950%, 02/15/32 .. 400 343,336
5.875%, 04/10/34 .. 1,265 1,280,845
Assured Guaranty US
Holdings, Inc.
# 3.150%, 06/15/31 .. 600 533,183
AT&T, Inc.
4.500%, 05/15/35 .. 80 74,990
4.850%, 03/01/39 .. 10 9,399
5.350%, 09/01/40 .. 372 365,923
6.375%, 03/01/41 .. 300 322,839
3.500%, 06/01/41 .. 190 148,953
5.550%, 08/15/41 .. 100 99,533
4.650%, 06/01/44 .. 600 526,748
Athene Holding, Ltd.
6.650%, 02/01/33 .. 150 161,399
5.875%, 01/15/34 .. 839 854,222
Atmos Energy Corp.
5.900%, 11/15/33 .. 490 521,465
AutoNation, Inc.
2.400%, 08/01/31 .. 40 33,094
AvalonBay Communities, Inc.
3.500%, 11/15/24 .. 200 199,874
5.300%, 12/07/33 .. 600 608,377
Avnet, Inc.
3.000%, 05/15/31 .. 350 300,687
5.500%, 06/01/32 .. 1,310 1,301,184
Bank of America Corp.
5.875%, 02/07/42 .. 480 511,546
5.000%, 01/21/44,
MTN ............ 82 78,917
4.875%, 04/01/44,
MTN ............ 100 94,884
Baxter International, Inc.
1.322%, 11/29/24 .. 100 99,698
3.950%, 04/01/30 .. 80 76,264
Berkshire Hathaway Energy
Co.
6.125%, 04/01/36 .. 950 1,013,766
5.950%, 05/15/37 .. 167 176,505
6.500%, 09/15/37 .. 22 24,319
5.150%, 11/15/43 .. 479 466,388
Black Hills Corp.
6.150%, 05/15/34 .. 857 898,991
6.000%, 01/15/35 .. 100 103,801
Boardwalk Pipelines, LP
5.625%, 08/01/34 .. 500 501,324
Boeing Co. (The)
3.550%, 03/01/38 .. 148 112,747
3.500%, 03/01/39 .. 400 299,227
5.875%, 02/15/40 .. 150 144,940

93
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Booking Holdings, Inc.
3.750%, 03/01/36 .. 2,000 $ 2,183,252
Boston Properties, LP
3.400%, 06/21/29 .. 2 1,839
2.900%, 03/15/30 .. 50 44,102
3.250%, 01/30/31 .. 200 176,172
2.550%, 04/01/32 .. 450 367,302
2.450%, 10/01/33 .. 300 233,361
# 6.500%, 01/15/34 .. 950 1,005,377
5.750%, 01/15/35 .. 250 247,610
BP Capital Markets America,
Inc.
3.060%, 06/17/41 .. 962 712,080
BP Capital Markets BV
4.323%, 05/12/35,
MTN ............ 800 907,796
BP Capital Markets PLC
1.104%, 11/15/34 .. 1,000 853,003
Bristol-Myers Squibb Co.
6.125%, 05/01/38 .. 100 106,645
5.250%, 08/15/43 .. 58 55,911
Brixmor Operating
Partnership, LP
3.850%, 02/01/25 .. 546 543,929
4.125%, 05/15/29 .. 50 48,068
5.500%, 02/15/34 .. 450 450,442
Broadcom, Inc.
Ω
# 3.469%, 04/15/34 .. 90 78,546
Ω 3.500%, 02/15/41 .. 282 221,819
Broadstone Net Lease LLC
2.600%, 09/15/31 .. 318 264,197
Brown & Brown, Inc.
2.375%, 03/15/31 .. 90 76,386
Brunswick Corp.
2.400%, 08/18/31 .. 300 246,969
4.400%, 09/15/32 .. 600 554,123
Burlington Northern Santa
Fe LLC
5.750%, 05/01/40 .. 39 41,028
4.950%, 09/15/41 .. 55 52,472
4.900%, 04/01/44 .. 100 94,435
Camden Property Trust
4.900%, 01/15/34 .. 1,100 1,076,474
Capital One Financial Corp.
3.800%, 01/31/28 .. 374 361,667
Carlisle Cos., Inc.
3.500%, 12/01/24 .. 150 149,795
Carrier Global Corp.
3.377%, 04/05/40 .. 400 315,706
Caterpillar Financial Services
Corp.
5.600%, 05/14/27 .. 55 55,092
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
CBRE Services, Inc.
5.950%, 08/15/34 .. 475 $ 497,015
CenterPoint Energy
Resources Corp.
5.400%, 07/01/34 .. 100 101,218
CF Industries, Inc.
4.950%, 06/01/43 .. 920 826,701
5.375%, 03/15/44 .. 510 481,475
Charles Schwab Corp. (The)
5.617%, 05/13/26 .. 100 100,048
6.042%, 03/03/27 .. 682 687,627
1.950%, 12/01/31 .. 96 79,213
Chevron USA, Inc.
5.250%, 11/15/43 .. 100 100,161
Choice Hotels International,
Inc.
3.700%, 12/01/29 .. 50 46,372
Cigna Group (The)
3.250%, 04/15/25 .. 400 397,130
5.250%, 02/15/34 .. 82 81,740
4.800%, 08/15/38 .. 737 682,457
3.200%, 03/15/40 .. 510 383,186
6.125%, 11/15/41 .. 450 472,538
5.375%, 02/15/42 .. 50 46,972
Cincinnati Financial Corp.
6.125%, 11/01/34 .. 800 848,222
Citigroup, Inc.
6.875%, 03/05/38 .. 100 111,432
8.125%, 07/15/39 .. 1,320 1,665,909
5.875%, 01/30/42 .. 66 69,315
Citizens Financial Group, Inc.
2.500%, 02/06/30 .. 100 87,686
CNA Financial Corp.
5.500%, 06/15/33 .. 95 96,605
5.125%, 02/15/34 .. 600 593,921
CNO Financial Group, Inc.
5.250%, 05/30/25 .. 23 22,996
5.250%, 05/30/29 .. 400 397,852
6.450%, 06/15/34 .. 450 463,477
Columbia Pipelines Holding
Co. LLC
Ω 5.681%, 01/15/34 .. 395 394,128
Comcast Corp.
5.650%, 06/15/35 .. 400 416,336
3.750%, 04/01/40 .. 180 148,677
4.650%, 07/15/42 .. 310 280,643
Conagra Brands, Inc.
5.300%, 11/01/38 .. 580 559,154
ConocoPhillips Co.
3.758%, 03/15/42 .. 268 217,425
Consolidated Edison Co. of
New York, Inc.
6.300%, 08/15/37 .. 250 272,420

94
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
5.500%, 12/01/39 .. 50 $ 50,518
4.200%, 03/15/42 .. 200 170,790
3.950%, 03/01/43 .. 200 165,368
4.450%, 03/15/44 .. 690 604,768
Constellation Energy
Generation LLC
6.250%, 10/01/39 .. 600 639,460
5.750%, 10/01/41 .. 150 151,256
5.600%, 06/15/42 .. 750 744,230
Continental Resources, Inc.
Ω 2.875%, 04/01/32 .. 561 464,657
4.900%, 06/01/44 .. 1,100 909,980
COPT Defense Properties,
LP
2.900%, 12/01/33 .. 100 81,071
Corebridge Financial, Inc.
3.850%, 04/05/29 .. 300 286,673
6.050%, 09/15/33 .. 72 74,731
4.350%, 04/05/42 .. 100 84,957
Cox Communications, Inc.
Ω 3.850%, 02/01/25 .. 100 99,643
Ω 5.450%, 09/01/34 .. 250 243,674
Ω 4.800%, 02/01/35 .. 705 653,855
Ω 8.375%, 03/01/39 .. 645 766,653
Ω 4.700%, 12/15/42 .. 217 178,619
Ω 4.500%, 06/30/43 .. 200 163,507
Crown Castle, Inc.
3.300%, 07/01/30 .. 83 75,599
CSL Finance PLC
Ω 4.625%, 04/27/42 .. 799 723,746
CSX Corp.
6.220%, 04/30/40 .. 450 492,030
5.500%, 04/15/41 .. 360 366,580
4.750%, 05/30/42 .. 534 494,868
CVS Health Corp.
4.780%, 03/25/38 .. 185 165,103
6.125%, 09/15/39 .. 525 525,727
4.125%, 04/01/40 .. 1,205 973,174
2.700%, 08/21/40 .. 150 99,890
5.300%, 12/05/43 .. 384 347,867
6.000%, 06/01/44 .. 663 651,277
DCP Midstream Operating,
LP
Ω 6.450%, 11/03/36 .. 100 103,654
Ω 6.750%, 09/15/37 .. 688 733,387
Dell International LLC/EMC
Corp.
3.375%, 12/15/41 .. 100 75,118
Dell, Inc.
6.500%, 04/15/38 .. 329 350,599
5.400%, 09/10/40 .. 50 48,055
Devon Energy Corp.
5.200%, 09/15/34 .. 106 102,049
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
5.600%, 07/15/41 .. 1,457 $ 1,380,648
4.750%, 05/15/42 .. 1,503 1,277,450
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 .. 620 543,741
Discover Financial Services
3.950%, 11/06/24 .. 227 226,962
6.700%, 11/29/32 .. 495 532,539
Dollar General Corp.
5.000%, 11/01/32 .. 100 96,483
# 5.450%, 07/05/33 .. 522 517,270
Dominion Energy, Inc.
7.000%, 06/15/38 .. 245 277,483
4.050%, 09/15/42 .. 200 161,554
Dow Chemical Co. (The)
4.250%, 10/01/34 .. 80 74,542
5.250%, 11/15/41 .. 180 170,376
4.375%, 11/15/42 .. 500 422,448
Duke Energy Carolinas LLC
6.100%, 06/01/37 .. 1,116 1,179,702
Duquesne Light Holdings,
Inc.
Ω 2.532%, 10/01/30 .. 220 189,918
Ω 2.775%, 01/07/32 .. 50 42,052
Eastern Energy Gas
Holdings LLC
2.500%, 11/15/24 .. 312 311,683
3.600%, 12/15/24 .. 70 69,870
Eastman Chemical Co.
5.750%, 03/08/33 .. 421 432,225
5.625%, 02/20/34 .. 100 101,022
4.800%, 09/01/42 .. 100 88,953
Eaton Capital Unlimited Co.
3.802%, 05/21/36 .. 500 553,338
eBay, Inc.
4.000%, 07/15/42 .. 341 278,155
Ecolab, Inc.
5.500%, 12/08/41 .. 150 154,842
Edison International
6.950%, 11/15/29 .. 383 414,094
Elevance Health, Inc.
3.350%, 12/01/24 .. 500 499,169
2.375%, 01/15/25 .. 50 49,703
5.850%, 01/15/36 .. 23 23,896
6.375%, 06/15/37 .. 568 617,082
4.625%, 05/15/42 .. 760 672,127
4.650%, 01/15/43 .. 485 430,752
5.100%, 01/15/44 .. 755 703,831
4.650%, 08/15/44 .. 455 400,633
Energy Transfer, LP
6.550%, 12/01/33 .. 150 160,870
4.900%, 03/15/35 .. 150 142,893
5.800%, 06/15/38 .. 127 127,028
7.500%, 07/01/38 .. 279 319,671

95
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
6.850%, 02/15/40 .. 100 $ 106,595
6.050%, 06/01/41 .. 528 529,791
6.500%, 02/01/42 .. 557 584,961
6.100%, 02/15/42 .. 138 138,277
4.950%, 01/15/43 .. 89 78,287
5.150%, 02/01/43 .. 414 371,871
5.950%, 10/01/43 .. 268 263,340
Enterprise Products
Operating LLC
3.750%, 02/15/25 .. 148 147,475
4.950%, 02/15/35 .. 100 98,382
7.550%, 04/15/38 .. 419 501,136
6.125%, 10/15/39 .. 50 53,263
6.450%, 09/01/40 .. 150 164,176
5.950%, 02/01/41 .. 599 628,255
5.700%, 02/15/42 .. 550 558,784
4.850%, 08/15/42 .. 300 277,166
4.450%, 02/15/43 .. 837 732,783
4.850%, 03/15/44 .. 1,076 989,116
Equifax, Inc.
3.100%, 05/15/30 .. 83 75,570
Equinix , Inc.
2.625%, 11/18/24 .. 200 199,742
2.150%, 07/15/30 .. 490 422,940
ERAC USA Finance LLC
Ω
# 3.850%, 11/15/24 .. 141 140,928
Ω 4.900%, 05/01/33 .. 1,200 1,188,900
Ω 5.625%, 03/15/42 .. 50 51,051
ERP Operating, LP
4.500%, 07/01/44 .. 600 528,842
Exelon Corp.
4.950%, 06/15/35 .. 100 96,729
5.625%, 06/15/35 .. 74 76,057
Extra Space Storage, LP
2.550%, 06/01/31 .. 100 85,472
5.400%, 02/01/34 .. 100 100,048
Exxon Mobil Corp.
1.408%, 06/26/39 .. 1,200 955,000
FedEx Corp.
4.100%, 04/15/43 .. 50 40,794
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 .. 130 96,547
Fifth Third Bancorp
2.550%, 05/05/27 .. 70 66,453
First American Financial
Corp.
4.600%, 11/15/24 .. 900 899,443
5.450%, 09/30/34 .. 100 97,040
Fiserv, Inc.
4.500%, 05/24/31 .. 250 285,730
Flex, Ltd.
4.875%, 06/15/29 .. 50 49,359
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
FMC Corp.
5.650%, 05/18/33 .. 350 $ 352,797
Fortune Brands Innovations,
Inc.
5.875%, 06/01/33 .. 414 434,895
Fox Corp.
6.500%, 10/13/33 .. 554 589,902
5.476%, 01/25/39 .. 2,091 2,020,588
Franklin Resources, Inc.
2.850%, 03/30/25 .. 400 396,718
Freeport-McMoRan, Inc.
5.450%, 03/15/43 .. 100 95,971
GATX Corp.
6.050%, 03/15/34 .. 794 833,178
6.900%, 05/01/34 .. 366 405,296
5.200%, 03/15/44 .. 500 467,758
General Motors Co.
5.000%, 04/01/35 .. 200 189,835
6.600%, 04/01/36 .. 872 922,600
5.150%, 04/01/38 .. 250 234,015
6.250%, 10/02/43 .. 689 693,748
General Motors Financial
Co., Inc.
6.068%, 02/26/27 .. 50 50,042
6.461%, 05/08/27 .. 85 85,661
5.934%, 07/15/27 .. 534 534,021
6.100%, 01/07/34 .. 157 161,301
5.950%, 04/04/34 .. 68 69,343
Georgia Power Co.
4.750%, 09/01/40 .. 200 187,427
4.300%, 03/15/42 .. 260 226,646
4.300%, 03/15/43 .. 575 492,354
Georgia-Pacific LLC
Ω
# 3.600%, 03/01/25 .. 50 49,764
Gilead Sciences, Inc.
4.600%, 09/01/35 .. 800 768,230
2.600%, 10/01/40 .. 250 177,987
5.650%, 12/01/41 .. 450 462,917
4.800%, 04/01/44 .. 590 543,624
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 .. 1,000 1,113,434
Global Payments, Inc.
1.500%, 11/15/24 .. 100 99,855
2.650%, 02/15/25 .. 160 158,836
# 5.400%, 08/15/32 .. 366 367,733
Goldman Sachs Group, Inc.
(The)
3.500%, 01/23/25 .. 450 448,525
3.375%, 03/27/25 .. 100 108,654
2.000%, 11/01/28,
MTN ............ 65 67,534
1.250%, 02/07/29,
MTN ............ 125 124,917

96
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
6.250%, 02/01/41 .. 1,432 $ 1,552,467
Halliburton Co.
4.850%, 11/15/35 .. 100 96,182
6.700%, 09/15/38 .. 250 275,907
7.450%, 09/15/39 .. 380 449,482
4.500%, 11/15/41 .. 200 176,063
4.750%, 08/01/43 .. 1,000 892,874
Hasbro, Inc.
6.050%, 05/14/34 .. 752 768,437
6.350%, 03/15/40 .. 1,755 1,826,781
5.100%, 05/15/44 .. 305 274,172
HCA, Inc.
5.500%, 06/01/33 .. 75 75,332
7.500%, 11/06/33 .. 500 560,790
5.600%, 04/01/34 .. 100 100,534
4.375%, 03/15/42 .. 710 593,445
Healthcare Realty Holdings,
LP
3.100%, 02/15/30 .. 400 360,268
2.400%, 03/15/30 .. 100 85,243
2.050%, 03/15/31 .. 150 122,100
Helmerich & Payne, Inc.
Ω 4.850%, 12/01/29 .. 100 96,786
2.900%, 09/29/31 .. 200 167,669
Ω 5.500%, 12/01/34 .. 400 378,762
Hess Corp.
6.000%, 01/15/40 .. 70 73,295
5.600%, 02/15/41 .. 100 100,355
Highwoods Realty, LP
7.650%, 02/01/34 .. 200 224,297
Home Depot, Inc. (The)
5.222%, 12/24/25 .. 1,000 1,000,119
3.300%, 04/15/40 .. 100 79,537
Honeywell International, Inc.
4.125%, 11/02/34 .. 400 455,895
3.750%, 03/01/36 .. 1,000 1,092,378
Host Hotels & Resorts, LP
3.375%, 12/15/29 .. 233 213,167
2.900%, 12/15/31 .. 50 42,622
5.700%, 07/01/34 .. 900 901,777
5.500%, 04/15/35 .. 300 294,319
Howmet Aerospace, Inc.
5.950%, 02/01/37 .. 1,000 1,055,847
HP, Inc.
2.650%, 06/17/31 .. 90 77,749
6.000%, 09/15/41 .. 888 915,298
Huntsman International LLC
4.500%, 05/01/29 .. 400 384,224
2.950%, 06/15/31 .. 250 211,472
Hyatt Hotels Corp.
5.500%, 06/30/34 .. 100 99,961
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
IBM International Capital
Pte , Ltd.
5.250%, 02/05/44 .. 2,265 $ 2,186,741
Intel Corp.
4.600%, 03/25/40 .. 100 85,788
2.800%, 08/12/41 .. 150 99,303
4.800%, 10/01/41 .. 850 737,119
4.250%, 12/15/42 .. 535 425,039
5.625%, 02/10/43 .. 335 319,740
Intercontinental Exchange,
Inc.
2.650%, 09/15/40 .. 1,000 714,748
International Business
Machines Corp.
3.750%, 02/06/35 .. 400 444,923
4.150%, 05/15/39 .. 900 788,950
4.000%, 06/20/42 .. 369 308,749
International Flavors &
Fragrances, Inc.
Ω 3.268%, 11/15/40 .. 2,815 2,069,609
International Paper Co.
4.800%, 06/15/44 .. 100 89,800
Interpublic Group of Cos.,
Inc. (The)
3.375%, 03/01/41 .. 1,047 783,030
Interstate Power and Light
Co.
3.250%, 12/01/24 .. 650 648,967
5.700%, 10/15/33 .. 460 476,157
6.250%, 07/15/39 .. 100 107,336
Invitation Homes Operating
Partnership, LP
5.450%, 08/15/30 .. 132 134,165
5.500%, 08/15/33 .. 430 432,115
J.M. Smucker Co. (The)
4.250%, 03/15/35 .. 480 442,062
Jackson Financial, Inc.
3.125%, 11/23/31 .. 250 214,035
5.670%, 06/08/32 .. 450 456,115
Jacobs Engineering Group,
Inc.
5.900%, 03/01/33 .. 424 434,929
Janus Henderson US
Holdings, Inc.
Ω 5.450%, 09/10/34 .. 400 388,018
Jefferies Financial Group,
Inc.
6.450%, 06/08/27 .. 70 72,676
2.625%, 10/15/31 .. 550 465,539
2.750%, 10/15/32 .. 100 83,060
6.200%, 04/14/34 .. 660 687,188
6.250%, 01/15/36 .. 781 813,556
6.500%, 01/20/43 .. 392 414,364
6.625%, 10/23/43 .. 265 276,803

97
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Johnson & Johnson
4.500%, 09/01/40 .. 165 $ 159,548
JPMorgan Chase & Co.
5.500%, 10/15/40 .. 1,500 1,534,166
JPMorgan Chase Bank NA
5.956%, 12/08/26 .. 700 708,046
Juniper Networks, Inc.
2.000%, 12/10/30 .. 90 75,084
Kemper Corp.
3.800%, 02/23/32 .. 100 89,278
Keurig Dr Pepper, Inc.
5.799%, 03/15/27 .. 160 161,264
KeyCorp
6.283%, 05/23/25 .. 405 406,212
Kimco Realty OP LLC
6.400%, 03/01/34 .. 401 435,721
Kinder Morgan Energy
Partners, LP
5.800%, 03/15/35 .. 534 543,778
6.500%, 02/01/37 .. 52 55,433
6.950%, 01/15/38,
MTN ............ 362 396,471
6.500%, 09/01/39 .. 41 43,121
6.550%, 09/15/40 .. 278 292,352
7.500%, 11/15/40 .. 241 276,726
6.375%, 03/01/41 .. 233 242,030
5.625%, 09/01/41 .. 68 65,024
5.000%, 08/15/42 .. 254 227,279
4.700%, 11/01/42 .. 152 130,353
5.000%, 03/01/43 .. 579 515,283
5.500%, 03/01/44 .. 181 170,745
Kraft Heinz Foods Co.
5.000%, 07/15/35 .. 77 76,087
6.875%, 01/26/39 .. 424 478,017
5.000%, 06/04/42 .. 600 558,374
Kroger Co. (The)
5.150%, 08/01/43 .. 756 715,546
Kroger Co. The
5.000%, 04/15/42 .. 100 93,073
Kyndryl Holdings, Inc.
6.350%, 02/20/34 .. 1,300 1,346,489
4.100%, 10/15/41 .. 600 472,627
Lazard Group LLC
3.625%, 03/01/27 .. 70 67,866
6.000%, 03/15/31 .. 450 468,373
Lear Corp.
3.500%, 05/30/30 .. 145 132,898
Legg Mason, Inc.
5.625%, 01/15/44 .. 331 332,220
Liberty Mutual Group, Inc.
4.625%, 12/02/30 .. 1,180 1,343,370
Lincoln National Corp.
3.400%, 03/01/32 .. 150 132,977
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
5.852%, 03/15/34 .. 400 $ 411,057
6.300%, 10/09/37 .. 100 106,298
7.000%, 06/15/40 .. 700 784,173
LKQ Corp.
6.250%, 06/15/33 .. 300 310,246
Lockheed Martin Corp.
4.850%, 09/15/41 .. 50 47,323
Lowe's Cos., Inc.
5.000%, 04/15/40 .. 100 96,188
LPL Holdings, Inc.
6.000%, 05/20/34 .. 350 357,067
LYB International Finance
III LLC
3.375%, 10/01/40 .. 950 717,024
Marathon Petroleum Corp.
6.500%, 03/01/41 .. 1,416 1,486,789
Markel Group, Inc.
5.000%, 03/30/43 .. 50 45,455
Marriott International, Inc.
5.300%, 05/15/34 .. 100 99,946
Mars, Inc.
Ω 3.875%, 04/01/39 .. 76 65,360
Ω 2.375%, 07/16/40 .. 100 68,613
Medtronic Global Holdings
SCA
2.250%, 03/07/39 .. 400 365,819
1.500%, 07/02/39 .. 800 654,747
MetLife, Inc.
# 5.700%, 06/15/35 .. 1,000 1,046,510
4.125%, 08/13/42 .. 105 89,490
4.875%, 11/13/43 .. 367 343,278
Micron Technology, Inc.
5.875%, 09/15/33 .. 74 76,615
3.366%, 11/01/41 .. 445 332,483
Mid-America Apartments, LP
5.300%, 02/15/32 .. 1,190 1,206,050
Mississippi Power Co.
4.250%, 03/15/42 .. 1,028 875,158
Molson Coors Beverage Co.
5.000%, 05/01/42 .. 100 93,740
Morgan Stanley
5.396%, 01/22/25 .. 200 200,096
6.375%, 07/24/42 .. 755 847,725
Mosaic Co. (The)
5.625%, 11/15/43 .. 810 781,186
Motorola Solutions, Inc.
5.600%, 06/01/32 .. 413 426,230
5.500%, 09/01/44 .. 100 98,554
MPLX, LP
4.000%, 02/15/25 .. 100 99,637
4.500%, 04/15/38 .. 1,250 1,107,159
Mylan, Inc.
5.400%, 11/29/43 .. 650 576,266

98
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
National Fuel Gas Co.
2.950%, 03/01/31 .. 640 $ 555,257
National Rural Utilities
Cooperative Finance Corp.
5.690%, 02/05/27 .. 315 316,453
NBCUniversal Media LLC
4.450%, 01/15/43 .. 611 538,933
Nestle Finance International,
Ltd.
3.750%, 11/12/24,
MTN ............ 100 108,484
Newmont Corp.
5.875%, 04/01/35 .. 100 105,529
6.250%, 10/01/39 .. 300 325,028
4.875%, 03/15/42 .. 631 592,225
5.450%, 06/09/44 .. 600 596,930
NextEra Energy Capital
Holdings, Inc.
6.051%, 03/01/25 .. 850 852,766
5.250%, 03/15/34 .. 700 703,016
NiSource, Inc.
5.950%, 06/15/41 .. 350 359,855
NNN REIT, Inc.
5.600%, 10/15/33 .. 423 431,559
Northern Trust Corp.
3.150%, 05/03/29 .. 400 377,307
NOV, Inc.
3.950%, 12/01/42 .. 800 606,898
Nucor Corp.
6.400%, 12/01/37 .. 89 98,406
Oklahoma Gas and Electric
Co.
5.400%, 01/15/33 .. 1,000 1,023,319
5.850%, 06/01/40 .. 50 51,020
5.250%, 05/15/41 .. 150 143,813
Omnicom Group, Inc./
Omnicom Capital, Inc.
3.650%, 11/01/24 .. 100 100,000
ONE Gas, Inc.
4.658%, 02/01/44 .. 18 16,103
ONEOK Partners, LP
6.650%, 10/01/36 .. 200 216,983
6.850%, 10/15/37 .. 250 275,473
6.125%, 02/01/41 .. 460 465,127
6.200%, 09/15/43 .. 100 101,980
ONEOK, Inc.
6.100%, 11/15/32 .. 400 421,023
6.000%, 06/15/35 .. 458 475,968
Oracle Corp.
6.500%, 04/15/38 .. 102 111,459
3.600%, 04/01/40 .. 510 406,193
5.375%, 07/15/40 .. 1,931 1,889,844
3.650%, 03/25/41 .. 404 319,736
4.500%, 07/08/44 .. 50 42,896
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Ovintiv , Inc.
6.250%, 07/15/33 .. 834 $ 860,112
6.500%, 08/15/34 .. 750 787,670
6.625%, 08/15/37 .. 450 468,922
6.500%, 02/01/38 .. 600 619,090
PayPal Holdings, Inc.
2.850%, 10/01/29 .. 400 368,187
Penske Truck Leasing Co.,
LP/PTL Finance Corp.
Ω 6.200%, 06/15/30 .. 401 423,490
Pfizer Investment Enterprises
Pte , Ltd.
5.110%, 05/19/43 .. 100 97,045
Pfizer, Inc.
7.200%, 03/15/39 .. 750 895,360
5.600%, 09/15/40 .. 300 307,991
Philip Morris International,
Inc.
0.625%, 11/08/24 .. 500 542,655
5.625%, 09/07/33 .. 46 47,429
6.375%, 05/16/38 .. 195 213,985
4.375%, 11/15/41 .. 968 843,625
4.500%, 03/20/42 .. 296 261,551
3.875%, 08/21/42 .. 1,390 1,127,754
4.125%, 03/04/43 .. 829 692,549
4.875%, 11/15/43 .. 353 325,972
Phillips 66 Co.
2.450%, 12/15/24 .. 50 49,814
5.300%, 06/30/33 .. 100 100,159
4.650%, 11/15/34 .. 350 331,068
4.950%, 03/15/35 .. 300 287,448
5.875%, 05/01/42 .. 2,260 2,299,868
Plains All American Pipeline,
LP/PAA Finance Corp.
6.650%, 01/15/37 .. 836 895,601
5.150%, 06/01/42 .. 1,060 961,232
4.300%, 01/31/43 .. 963 782,533
4.700%, 06/15/44 .. 300 255,329
PNC Financial Services
Group, Inc. (The)
2.200%, 11/01/24 .. 205 205,000
3.450%, 04/23/29 .. 400 380,002
2.550%, 01/22/30 .. 116 103,737
PPG Industries, Inc.
5.500%, 11/15/40 .. 50 48,476
Principal Financial Group,
Inc.
5.375%, 03/15/33 .. 711 723,774
6.050%, 10/15/36 .. 95 100,713
4.625%, 09/15/42 .. 150 135,559
Progress Energy, Inc.
6.000%, 12/01/39 .. 173 179,178
Prologis Euro Finance LLC
4.625%, 05/23/33 .. 200 231,178

99
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Prologis, LP
5.000%, 01/31/35 .. 100 $ 98,869
Prudential Financial, Inc.
5.700%, 12/14/36,
MTN ............ 400 419,738
Public Storage Operating Co.
3.385%, 05/01/29 .. 400 379,758
PulteGroup, Inc.
6.375%, 05/15/33 .. 393 420,573
Quanta Services, Inc.
3.050%, 10/01/41 .. 1,010 733,875
Realty Income Corp.
4.850%, 03/15/30 .. 29 28,979
2.850%, 12/15/32 .. 170 144,822
4.900%, 07/15/33 .. 100 98,310
5.125%, 02/15/34 .. 200 198,905
5.125%, 07/06/34 .. 1,700 2,034,469
Reinsurance Group of
America, Inc.
6.000%, 09/15/33 .. 406 423,614
Royalty Pharma PLC
3.300%, 09/02/40 .. 1,610 1,191,697
RTX Corp.
4.450%, 11/16/38 .. 473 431,821
4.500%, 06/01/42 .. 585 520,863
Ryder System, Inc.
6.600%, 12/01/33 .. 220 239,019
Salesforce, Inc.
2.700%, 07/15/41 .. 2,100 1,518,477
Sempra
6.000%, 10/15/39 .. 300 307,630
Sempra Infrastructure
Partners, LP
Ω 3.250%, 01/15/32 .. 416 345,755
Shell International Finance
BV
5.500%, 03/25/40 .. 1,050 1,076,251
Simon Property Group, LP
2.250%, 01/15/32 .. 525 441,280
5.500%, 03/08/33 .. 100 102,652
6.250%, 01/15/34 .. 1,250 1,345,756
4.750%, 09/26/34 .. 200 191,936
6.750%, 02/01/40 .. 436 489,518
4.750%, 03/15/42 .. 350 321,324
Southern Co. Gas Capital
Corp.
4.950%, 09/15/34 .. 100 97,796
5.875%, 03/15/41 .. 150 156,209
4.400%, 06/01/43 .. 610 525,432
Southern Power Co.
5.150%, 09/15/41 .. 50 47,775
Southwest Gas Corp.
4.050%, 03/15/32 .. 108 100,314
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Southwestern Electric Power
Co.
5.300%, 04/01/33 .. 600 $ 601,120
Stanley Black & Decker, Inc.
2.300%, 03/15/30 .. 50 43,676
3.000%, 05/15/32 .. 116 101,453
5.200%, 09/01/40 .. 210 203,609
Steel Dynamics, Inc.
2.800%, 12/15/24 .. 50 49,853
Stellantis NV
3.500%, 09/19/30,
MTN ............ 900 958,041
4.250%, 06/16/31,
MTN ............ 360 396,925
Store Capital LLC
2.750%, 11/18/30 .. 100 85,501
Sun Communities Operating,
LP
2.700%, 07/15/31 .. 50 42,593
4.200%, 04/15/32 .. 533 491,019
5.700%, 01/15/33 .. 72 72,350
Tanger Properties, LP
3.875%, 07/15/27 .. 145 140,062
2.750%, 09/01/31 .. 200 168,305
Targa Resources Corp.
6.125%, 03/15/33 .. 409 427,379
TD SYNNEX Corp.
6.100%, 04/12/34 .. 130 134,402
Thermo Fisher Scientific, Inc.
0.125%, 03/01/25 .. 100 107,511
Timken Co. (The)
4.125%, 05/23/34 .. 1,600 1,735,662
Toll Brothers Finance Corp.
3.800%, 11/01/29 .. 400 379,918
Trimble, Inc.
4.750%, 12/01/24 .. 480 479,684
Truist Bank
2.150%, 12/06/24 .. 1,452 1,447,817
Tyson Foods, Inc.
5.700%, 03/15/34 .. 100 101,927
5.150%, 08/15/44 .. 150 138,869
United Parcel Service, Inc.
5.200%, 04/01/40 .. 1,600 1,591,480
UnitedHealth Group, Inc.
2.750%, 05/15/40 .. 200 145,129
5.700%, 10/15/40 .. 250 259,043
5.950%, 02/15/41 .. 100 105,518
3.050%, 05/15/41 .. 1,000 748,943
4.250%, 03/15/43 .. 100 87,770
5.500%, 07/15/44 .. 500 505,608
Unum Group
5.750%, 08/15/42 .. 500 496,253

100
Dimensional Global Credit ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Utah Acquisition Sub, Inc.
2.250%, 11/22/24 .. 300 $ 325,486
Valero Energy Corp.
6.625%, 06/15/37 .. 960 1,034,052
Ventas Realty, LP
2.650%, 01/15/25 .. 150 149,270
3.500%, 02/01/25 .. 20 19,917
4.750%, 11/15/30 .. 77 75,760
5.700%, 09/30/43 .. 339 335,541
Verizon Communications,
Inc.
3.500%, 11/01/24 .. 100 100,000
3.376%, 02/15/25 .. 100 99,528
4.272%, 01/15/36 .. 245 223,976
2.875%, 01/15/38 .. 500 493,766
4.812%, 03/15/39 .. 650 608,938
2.650%, 11/20/40 .. 831 580,750
3.400%, 03/22/41 .. 1,161 898,656
2.850%, 09/03/41 .. 550 391,354
3.850%, 11/01/42 .. 125 101,209
6.550%, 09/15/43 .. 300 337,852
Viatris , Inc.
2.300%, 06/22/27 .. 103 96,028
2.700%, 06/22/30 .. 500 433,895
3.850%, 06/22/40 .. 1,205 903,740
Virginia Electric and Power
Co.
6.000%, 01/15/36 .. 200 211,893
6.000%, 05/15/37 .. 395 415,947
6.350%, 11/30/37 .. 381 413,159
8.875%, 11/15/38 .. 675 893,099
4.000%, 01/15/43 .. 50 41,277
4.650%, 08/15/43 .. 365 328,966
4.450%, 02/15/44 .. 505 444,631
Voya Financial, Inc.
5.700%, 07/15/43 .. 523 511,143
W. P. Carey, Inc.
3.850%, 07/15/29 .. 400 382,299
Walt Disney Co. (The)
6.150%, 02/15/41 .. 335 363,559
Warnermedia Holdings, Inc.
4.279%, 03/15/32 .. 350 306,717
5.050%, 03/15/42 .. 350 279,315
Wells Fargo & Co.
1.000%, 02/02/27,
MTN ............ 100 103,590
0.625%, 03/25/30,
MTN ............ 100 93,876
5.375%, 02/07/35 .. 241 244,618
Wells Fargo Bank NA
5.690%, 08/01/25 .. 500 501,738
Welltower OP LLC
6.500%, 03/15/41 .. 100 110,110
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Western Union Co. (The)
2.750%, 03/15/31 .. 150 $ 128,141
6.200%, 11/17/36 .. 810 831,125
6.200%, 06/21/40 .. 536 542,731
Whirlpool Corp.
5.750%, 03/01/34 .. 1,350 1,344,873
5.150%, 03/01/43,
MTN ............ 200 178,216
Williams Cos., Inc. (The)
6.300%, 04/15/40 .. 1,521 1,603,626
5.800%, 11/15/43 .. 650 645,493
5.400%, 03/04/44 .. 100 95,044
5.750%, 06/24/44 .. 100 98,779
Xcel Energy, Inc.
4.800%, 09/15/41 .. 160 141,323
Zoetis, Inc.
4.700%, 02/01/43 .. 100 90,831
TOTAL UNITED STATES 236,448,767
TOTAL BONDS ........ 423,632,019
U.S. TREASURY
OBLIGATIONS — (3.4%)
U.S. Treasury Bonds
2.000%, 11/15/41 .. 85 59,161
3.875%, 05/15/43 .. 280 255,336
U.S. Treasury Notes
4.690%, 01/31/25 .. 1,041 1,041,255
4.615%, 07/31/25 .. 683 682,645
4.735%, 01/31/26 .. 4,000 4,001,689
4.640%, 04/30/26 .. 9,377 9,369,396
TOTAL U.S. TREASURY
OBLIGATIONS ......... 15,409,482
COMMERCIAL
PAPER  — (0.2%)
UNITED STATES — (0.2%)
EIDP, Inc.
Ω 4.880%, 12/02/24 .. 800 796,545
TOTAL UNITED STATES 796,545
TOTAL COMMERCIAL
PAPER ............... 796,545
TOTAL INVESTMENT
SECURITIES — ( 98.8% )
(Cost $438,030,175) .... 439,838,046
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.2%)
@§
The DFA Short Term
Investment Fund ... 445,128 5,148,353
TOTAL INVESTMENTS
— (100.0%)
(Cost $443,178,528) .... $ 444,986,399

101
Dimensional Global Credit ETF
continued
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $35,418,823 which represented 7.9% of the net assets of the Fund.
As of October 31, 2024, Dimensional Global Credit ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 12,278,620 AUD 18,276,573 Citigroup 11/13/24 $ 306,355
USD 3,146,982 GBP 2,419,219 Citigroup 11/18/24 36,782
USD 46,993,232 EUR 43,200,274 State Street Bank and Trust 11/18/24 66,354
USD 3,804,502 CAD 5,149,234 RBC Dominion Securities 11/20/24 108,661
USD 6,011,118 AUD 8,985,160 Citigroup 11/22/24 124,737
USD 8,371,122 CAD 11,324,122 State Street Bank and Trust 11/25/24 242,008
USD 1,194,469 AUD 1,818,283 Citigroup 12/02/24 3,146
USD 2,591,547 CAD 3,599,025 State Street Bank and Trust 01/07/25 3,703
USD 2,579,007 CAD 3,573,400 State Street Bank and Trust 01/07/25 9,589
USD 394,510 CAD 541,438 State Street Bank and Trust 01/07/25 5,195
USD 1,263,869 CAD 1,734,150 State Street Bank and Trust 01/07/25 16,946
USD 297,037 JPY 44,715,215 Citigroup 01/09/25 775
USD 124,008 JPY 18,290,827 Citigroup 01/09/25 2,821
USD 45,171 JPY 6,681,942 Citigroup 01/09/25 900
USD 2,397,207 EUR 2,199,862 RBC Dominion Securities 01/14/25 1,239
USD 3,778,185 JPY 567,344,393 State Street Bank and Trust 01/23/25 12,866
Total Appreciation $942,077
GBP 25,428 USD 33,074 Citigroup 11/18/24 $ (383)
CAD 1,900,572 USD 1,369,646 Citigroup 11/25/24 (5,305)
CAD 1,105,444 USD 799,604 Citigroup 11/25/24 (6,051)
CAD 2,166,947 USD 1,591,610 Citigroup 11/25/24 (36,050)
CAD 430,132 USD 319,671 Citigroup 11/25/24 (10,897)
CAD 274,589 USD 203,647 Citigroup 11/25/24 (6,531)
CAD 1,064,057 USD 769,549 Citigroup 11/25/24 (5,707)
USD 45,028 JPY 6,819,022 Citigroup 01/09/25 (151)
USD 777,383 EUR 717,480 State Street Bank and Trust 01/14/25 (4,057)
USD 45,877,755 EUR 42,239,187 State Street Bank and Trust 01/27/25 (151,591)
Total (Depreciation) $(226,723)
Total Appreciation (Depreciation) $715,354
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 35,554,201 $ — $ 35,554,201
Austria .............................. — 211,592 — 211,592
Belgium ............................. — 5,984,597 — 5,984,597
Canada ............................. — 36,779,546 — 36,779,546
Finland .............................. — 1,271,304 — 1,271,304
France .............................. — 11,721,200 — 11,721,200
Germany ............................ — 15,416,392 — 15,416,392

102
Dimensional Global Credit ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Hong Kong ........................... $ — $ 369,410 $ — $ 369,410
Italy ................................ — 7,464,083 — 7,464,083
Japan ............................... — 15,860,861 — 15,860,861
Luxembourg .......................... — 2,668,628 — 2,668,628
Netherlands .......................... — 5,100,623 — 5,100,623
Norway .............................. — 3,809,327 — 3,809,327
Singapore ............................ — 1,515,567 — 1,515,567
Spain ............................... — 5,477,788 — 5,477,788
Supranational ......................... — 11,273,638 — 11,273,638
Sweden ............................. — 5,770,572 — 5,770,572
Switzerland ........................... — 2,173,478 — 2,173,478
United Kingdom ....................... — 18,760,445 — 18,760,445
United States ......................... — 236,448,767 — 236,448,767
U.S. Treasury Obligations ................. — 15,409,482 — 15,409,482
Commercial Paper ....................... — 796,545 — 796,545
Securities Lending Collateral ............... — 5,148,353 — 5,148,353
Total Investments ........................ $— $444,986,399 $— $444,986,399
Financial Instruments
Assets
Forward Currency Contracts** .............. — 942,077 — 942,077
Liabilities
Forward Currency Contracts** .............. — (226,723) — (226,723)
Total Other Financial Instruments ........... $– $715,354 $– $715,354
**
Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

103
Dimensional Ultrashort Fixed Income ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Face
Amount ^ Value†
(000)
BONDS — (62.5%)
AUSTRALIA — (7.3%)
Australia & New Zealand
Banking Group, Ltd.
Ω 5.633%, 07/03/25 .. 440 $ 441,095
Ω 5.523%, 10/03/25 .. 3,525 3,533,433
Ω 5.458%, 03/18/26 .. 2,920 2,925,936
Commonwealth Bank of
Australia
Ω 5.512%, 01/10/25 .. 310 310,299
Ω 5.659%, 03/14/25 .. 1,372 1,374,810
5.659%, 03/14/25 .. 908 909,860
Ω 5.281%, 07/07/25 .. 5,990 5,998,129
Ω 5.559%, 09/12/25 .. 6,132 6,142,810
Ω 5.674%, 03/13/26 .. 2,691 2,706,393
Glencore Funding LLC
Ω
# 4.000%, 04/16/25 .. 229 227,856
Macquarie Bank, Ltd.
Ω 6.191%, 03/21/25 .. 2,306 2,316,255
Macquarie Group, Ltd.
Ω 6.207%, 11/22/24 .. 2,588 2,589,629
National Australia Bank, Ltd.
Ω 5.262%, 01/12/25 .. 1,826 1,825,998
Ω 1.388%, 01/12/25 .. 600 595,833
5.857%, 05/13/25 .. 500 501,627
Ω 5.857%, 05/13/25 .. 474 475,542
Ω 5.816%, 06/09/25 .. 1,863 1,870,176
5.816%, 06/09/25 .. 290 291,117
Ω 5.600%, 12/10/25 .. 2,433 2,442,568
Westpac Banking Corp.
1.019%, 11/18/24 .. 3,245 3,238,959
5.365%, 11/18/24 .. 1,025 1,025,277
6.024%, 08/26/25 .. 2,120 2,132,476
5.785%, 11/17/25 .. 375 376,519
5.305%, 04/16/26 .. 7,996 8,008,714
5.512%, 06/03/26 .. 2,912 2,916,950
TOTAL AUSTRALIA ..... 55,178,261
CANADA — (5.2%)
Bank of Montreal
5.200%, 12/12/24 .. 600 600,113
5.347%, 01/10/25 .. 897 897,492
6.016%, 06/07/25 .. 800 803,461
5.833%, 09/25/25 .. 3,695 3,714,062
5.539%, 09/15/26 .. 100 99,858
Bank of Nova Scotia (The)
5.250%, 12/06/24 .. 250 250,053
1.450%, 01/10/25 .. 323 320,753
5.342%, 01/10/25 .. 401 401,162
3.450%, 04/11/25 .. 50 49,702
5.782%, 04/11/25 .. 1,513 1,517,127
6.019%, 06/12/25 .. 1,149 1,153,745
Face
Amount^ Value†
(000)
CANADA — (Continued)
5.538%, 03/02/26 .. 2,340 $ 2,341,489
5.529%, 09/15/26 .. 300 299,680
Brookfield Corp.
4.000%, 01/15/25 .. 273 272,355
Canadian Imperial Bank of
Commerce
2.250%, 01/28/25 .. 3,116 3,095,553
5.821%, 04/07/25 .. 1,355 1,359,118
Canadian National Railway
Co.
2.950%, 11/21/24 .. 150 149,789
Canadian Natural
Resources, Ltd.
3.900%, 02/01/25 .. 3,853 3,840,587
2.050%, 07/15/25 .. 200 195,938
CDP Financial, Inc.
5.480%, 05/19/25 .. 800 800,785
Ω 5.480%, 05/19/25 .. 300 300,294
Columbia Pipeline Group,
Inc.
4.500%, 06/01/25 .. 33 32,881
Element Fleet Management
Corp.
Ω 3.850%, 06/15/25 .. 786 780,392
Enbridge, Inc.
2.500%, 01/15/25 .. 557 554,025
2.500%, 02/14/25 .. 92 91,351
Nutrien, Ltd.
5.900%, 11/07/24 .. 23 23,002
3.000%, 04/01/25 .. 2,000 1,985,523
Royal Bank of Canada
5.325%, 01/21/25 .. 785 785,496
5.723%, 04/14/25 .. 638 639,828
5.457%, 04/27/26 .. 1,225 1,228,096
5.965%, 07/20/26 .. 1,457 1,473,263
Spectra Energy Partners, LP
3.500%, 03/15/25 .. 1,849 1,837,566
TC PipeLines, LP
4.375%, 03/13/25 .. 1,188 1,183,563
Toronto-Dominion Bank
(The)
1.250%, 12/13/24 .. 100 99,552
5.292%, 01/10/25 .. 1,088 1,088,398
5.981%, 06/06/25 .. 1,482 1,488,315
5.362%, 10/10/25 .. 850 851,136
5.965%, 07/17/26 .. 2,670 2,691,352
TOTAL CANADA ....... 39,296,855

104
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
FINLAND — (0.0%)
Nordea Bank Abp
Ω 5.921%, 06/06/25 .. 249 $ 249,916
TOTAL FINLAND ....... 249,916
FRANCE — (2.4%)
Banque Federative du Credit
Mutuel SA
Ω 2.375%, 11/21/24 .. 289 288,571
Ω 0.998%, 02/04/25 .. 1,038 1,027,268
Ω 5.300%, 02/04/25 .. 2,444 2,445,173
Ω 6.284%, 07/13/26 .. 450 455,411
BNP Paribas SA
Ω 3.375%, 01/09/25 .. 297 295,989
BPCE SA
Ω
# 2.375%, 01/14/25 .. 1,560 1,551,795
Ω 5.453%, 01/14/25 .. 2,690 2,692,152
Ω 1.625%, 01/14/25 .. 400 397,229
Ω 5.846%, 09/25/25 .. 1,242 1,248,185
Caisse des Depots et
Consignations
0.875%, 11/18/24 .. 5,200 5,192,097
Societe Generale SA
Ω 2.625%, 01/22/25 .. 2,200 2,187,027
TotalEnergies Capital
International SA
2.434%, 01/10/25 .. 400 398,037
TOTAL FRANCE ....... 18,178,934
GERMANY — (2.6%)
Bayer US Finance II LLC
Ω 5.500%, 08/15/25 .. 200 199,679
BMW US Capital LLC
Ω 5.725%, 04/01/25 .. 140 140,320
Ω 5.723%, 08/11/25 .. 1,950 1,953,866
Ω 5.897%, 08/13/26 .. 3,000 3,015,474
Daimler Truck Finance North
America LLC
Ω 5.700%, 12/13/24 .. 2,742 2,743,819
Ω 1.625%, 12/13/24 .. 941 937,061
Ω 5.200%, 01/17/25 .. 1,000 1,000,537
EMD Finance LLC
Ω 3.250%, 03/19/25 .. 479 475,828
Landeskreditbank Baden-
Wuerttemberg Foerderbank
5.883%, 04/01/25 .. 800 802,500
Mercedes-Benz Finance
North America LLC
Ω 5.500%, 11/27/24 .. 1,333 1,333,249
Ω 2.125%, 03/10/25 .. 300 296,984
Ω 5.811%, 03/30/25 .. 1,660 1,664,478
Ω 5.458%, 08/01/25 .. 1,313 1,315,515
Ω 5.551%, 01/09/26 .. 1,380 1,384,424
Ω 5.517%, 07/31/26 .. 472 472,275
Volkswagen Group of
America Finance LLC
Ω 5.859%, 09/12/25 .. 548 549,439
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Ω 5.716%, 03/20/26 .. 1,514 $ 1,515,647
TOTAL GERMANY ..... 19,801,095
JAPAN — (4.3%)
Aircastle, Ltd.
Ω 5.250%, 08/11/25 .. 800 799,406
American Honda Finance
Corp.
5.738%, 11/22/24 .. 267 266,848
5.552%, 01/10/25,
MTN ............ 518 518,437
5.653%, 02/12/25 .. 247 247,023
5.666%, 04/23/25 .. 1,097 1,099,769
5.680%, 08/14/25 .. 1,007 1,009,294
5.673%, 10/03/25 .. 540 542,272
5.382%, 10/10/25 .. 472 472,544
5.592%, 01/09/26 .. 1,508 1,511,385
5.802%, 01/12/26 .. 1,207 1,213,129
5.382%, 01/12/26 .. 68 67,987
5.678%, 10/05/26 .. 44 44,089
Aviation Capital Group LLC
Ω 5.500%, 12/15/24 .. 900 899,984
Mitsubishi UFJ Financial
Group, Inc.
2.193%, 02/25/25 .. 3,150 3,123,735
3.777%, 03/02/25 .. 266 265,061
Nomura Holdings, Inc.
2.648%, 01/16/25 .. 2,382 2,369,367
1.851%, 07/16/25 .. 1,700 1,662,400
ORIX Corp.
3.250%, 12/04/24 .. 4,555 4,547,051
Sumitomo Mitsui Financial
Group, Inc.
2.348%, 01/15/25 .. 3,021 3,005,003
6.182%, 07/13/26 .. 750 760,380
Sumitomo Mitsui Trust Bank,
Ltd.
6.079%, 09/14/26 .. 1,200 1,213,601
Toyota Motor Credit Corp.
5.442%, 01/10/25 .. 368 368,256
5.202%, 01/13/25 .. 125 125,033
5.210%, 04/14/25 .. 22 22,010
# 5.460%, 06/09/25 .. 163 163,348
5.584%, 09/11/25 .. 935 937,873
5.530%, 01/05/26 .. 1,068 1,071,741
5.524%, 05/15/26 .. 1,729 1,729,207
5.955%, 05/18/26 .. 300 302,159
5.880%, 08/07/26 .. 1,950 1,960,830
TOTAL JAPAN ......... 32,319,222
NETHERLANDS — (1.0%)
Cooperatieve Rabobank UA
5.262%, 01/10/25 .. 1,853 1,854,862
5.592%, 01/09/26 .. 4,100 4,112,521
5.628%, 08/28/26 .. 1,450 1,452,451
TOTAL NETHERLANDS . 7,419,834

105
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
NETHERLANDS — (Continued)
NORWAY — (0.0%)
Equinor ASA
3.250%, 11/10/24 .. 226 $ 225,824
TOTAL NORWAY ...... 225,824
SINGAPORE — (0.2%)
DBS Group Holdings, Ltd.
5.566%, 09/12/25 .. 1,000 1,001,630
United Overseas Bank, Ltd.
Ω 5.584%, 04/07/25 .. 905 906,678
TOTAL SINGAPORE .... 1,908,308
SPAIN — (1.0%)
Avangrid, Inc.
3.150%, 12/01/24 .. 1,183 1,180,430
3.200%, 04/15/25 .. 1,665 1,650,709
Banco Santander SA
5.147%, 08/18/25 .. 400 400,656
Santander Holdings USA,
Inc.
3.450%, 06/02/25 .. 3,027 2,994,882
4.500%, 07/17/25 .. 1,346 1,340,003
TOTAL SPAIN ......... 7,566,680
SUPRANATIONAL — (1.1%)
Asian Development Bank
5.934%, 06/16/26 .. 850 860,293
6.038%, 08/27/26 .. 200 202,560
European Bank for
Reconstruction &
Development
5.073%, 04/14/26 .. 1,500 1,499,081
Inter-American Development
Bank
5.318%, 02/10/26 .. 3,500 3,497,132
5.105%, 09/16/26 .. 97 96,879
International Bank
for Reconstruction &
Development
5.234%, 09/18/25 .. 1,244 1,245,568
5.115%, 06/15/26 .. 355 354,638
International Finance Corp.
5.214%, 03/16/26 .. 650 650,409
TOTAL SUPRANATIONAL 8,406,560
SWEDEN — (0.9%)
Skandinaviska Enskilda
Banken AB
Ω 5.916%, 06/09/25 .. 300 301,205
Svenska Handelsbanken AB
Ω 5.877%, 06/10/25 .. 500 501,982
Ω 6.169%, 06/15/26 .. 5,900 5,980,281
TOTAL SWEDEN ....... 6,783,468
SWITZERLAND — (0.8%)
UBS AG
Ω 5.352%, 01/13/25 .. 453 453,084
Face
Amount^ Value†
(000)
SWITZERLAND — (Continued)
5.864%, 09/11/25 .. 5,844 $ 5,876,784
TOTAL SWITZERLAND .. 6,329,868
UNITED KINGDOM — (0.3%)
Barclays PLC
3.650%, 03/16/25 .. 900 895,336
NatWest Markets PLC
Ω 3.479%, 03/22/25 .. 1,055 1,047,819
TOTAL UNITED
KINGDOM ............ 1,943,155
UNITED STATES — (35.4%)
3M Co.
# 2.000%, 02/14/25 .. 648 642,091
2.650%, 04/15/25 .. 4,122 4,081,016
AbbVie, Inc.
2.600%, 11/21/24 .. 5,964 5,956,168
3.800%, 03/15/25 .. 1,070 1,065,887
AEP Texas, Inc.
Ω 3.850%, 10/01/25 .. 200 197,997
Alabama Power Co.
2.800%, 04/01/25 .. 200 198,161
Ally Financial, Inc.
# 4.625%, 03/30/25 .. 500 498,400
# 5.800%, 05/01/25 .. 270 270,738
Amcor Flexibles North
America, Inc.
4.000%, 05/17/25 .. 1,042 1,036,245
American Express Co.
5.915%, 03/04/25 .. 1,219 1,221,136
5.857%, 02/13/26 .. 5,362 5,383,984
American Tower Corp.
2.950%, 01/15/25 .. 443 440,776
2.400%, 03/15/25 .. 1,451 1,437,224
American Water Capital
Corp.
3.400%, 03/01/25 .. 400 397,636
Amgen, Inc.
5.250%, 03/02/25 .. 4,800 4,805,199
3.125%, 05/01/25 .. 280 277,593
Amphenol Corp.
2.050%, 03/01/25 .. 453 448,523
Arrow Electronics, Inc.
4.000%, 04/01/25 .. 1,161 1,155,445
AvalonBay Communities, Inc.
3.500%, 11/15/24 .. 1,585 1,584,000
Bank of America NA
5.825%, 08/18/25 .. 2,100 2,106,600
Bank of New York Mellon
Corp. (The)
1.600%, 04/24/25,
MTN ............ 100 98,532
5.507%, 04/25/25 .. 125 125,218
Baxter International, Inc.
5.443%, 11/29/24 .. 135 135,009
1.322%, 11/29/24 .. 3,200 3,190,323

106
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Becton Dickinson & Co.
3.734%, 12/15/24 .. 100 $ 99,796
Berkshire Hathaway Energy
Co.
3.500%, 02/01/25 .. 150 149,356
Boardwalk Pipelines, LP
4.950%, 12/15/24 .. 5,250 5,246,423
Boeing Co. (The)
2.500%, 03/01/25 .. 300 296,567
Boston Properties, LP
3.200%, 01/15/25 .. 3,340 3,326,411
3.650%, 02/01/26 .. 400 392,517
Bristol-Myers Squibb Co.
5.546%, 02/20/26 .. 1,000 1,001,636
Brixmor Operating
Partnership, LP
3.850%, 02/01/25 .. 4,380 4,363,388
Broadcom Corp./Broadcom
Cayman Finance, Ltd.
3.125%, 01/15/25 .. 144 143,376
Campbell Soup Co.
3.300%, 03/19/25 .. 113 112,226
Capital One Financial Corp.
3.200%, 02/05/25 .. 429 426,873
4.250%, 04/30/25 .. 275 274,064
Cardinal Health, Inc.
3.500%, 11/15/24 .. 100 99,937
Carlisle Cos., Inc.
3.500%, 12/01/24 .. 5,540 5,532,448
Carrier Global Corp.
2.242%, 02/15/25 .. 2,118 2,101,497
Caterpillar Financial Services
Corp.
2.150%, 11/08/24,
MTN ............ 750 749,649
5.530%, 11/14/24 .. 200 200,022
5.444%, 06/13/25,
MTN ............ 684 685,260
5.558%, 08/11/25 .. 1,223 1,225,245
5.481%, 02/27/26 .. 2,814 2,815,838
5.574%, 10/16/26 .. 300 301,872
Charles Schwab Corp. (The)
3.000%, 03/10/25 .. 4,051 4,024,373
5.617%, 05/13/26 .. 900 900,430
Chubb INA Holdings LLC
3.150%, 03/15/25 .. 409 406,678
Citibank NA
5.688%, 09/29/25 .. 463 464,832
5.479%, 04/30/26 .. 865 866,272
CNH Industrial Capital LLC
3.950%, 05/23/25 .. 100 99,456
CNO Financial Group, Inc.
5.250%, 05/30/25 .. 632 631,903
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
ConocoPhillips Co.
3.350%, 11/15/24 .. 200 $ 199,872
Consolidated Edison Co. of
New York, Inc.
3.300%, 12/01/24 .. 200 199,701
Constellation Brands, Inc.
4.750%, 11/15/24 .. 400 399,916
Corebridge Financial, Inc.
3.500%, 04/04/25 .. 1,181 1,173,699
Cox Communications, Inc.
Ω 3.850%, 02/01/25 .. 150 149,464
DH Europe Finance II Sarl
2.200%, 11/15/24 .. 150 149,821
Discover Financial Services
3.950%, 11/06/24 .. 2,002 2,001,666
3.750%, 03/04/25 .. 100 99,495
Dollar Tree, Inc.
4.000%, 05/15/25 .. 56 55,648
Dominion Energy, Inc.
3.300%, 03/15/25 .. 115 114,163
Eastern Energy Gas
Holdings LLC
2.500%, 11/15/24 .. 617 616,372
3.600%, 12/15/24 .. 585 583,914
Eastman Chemical Co.
3.800%, 03/15/25 .. 263 261,741
Edison International
3.550%, 11/15/24 .. 2,009 2,007,251
4.950%, 04/15/25 .. 2,649 2,647,456
4.700%, 08/15/25 .. 300 299,181
Elevance Health, Inc.
3.350%, 12/01/24 .. 700 698,837
2.375%, 01/15/25 .. 1,264 1,256,493
Energy Transfer, LP
4.050%, 03/15/25 .. 150 149,387
2.900%, 05/15/25 .. 360 355,892
Enterprise Products
Operating LLC
3.750%, 02/15/25 .. 60 59,787
Equifax, Inc.
2.600%, 12/01/24 .. 3,395 3,388,041
Equinix, Inc.
2.625%, 11/18/24 .. 2,243 2,240,111
1.250%, 07/15/25 .. 279 271,781
ERAC USA Finance LLC
Ω
# 3.850%, 11/15/24 .. 2,094 2,092,929
ERP Operating, LP
3.375%, 06/01/25 .. 650 645,219
Fifth Third Bancorp
2.375%, 01/28/25 .. 477 473,895
First American Financial
Corp.
4.600%, 11/15/24 .. 1,208 1,207,252

107
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Flex, Ltd.
4.750%, 06/15/25 .. 3,397 $ 3,386,335
Fortune Brands Innovations,
Inc.
4.000%, 06/15/25 .. 805 800,282
Fox Corp.
3.050%, 04/07/25 .. 400 396,891
Franklin Resources, Inc.
2.850%, 03/30/25 .. 405 401,677
GATX Corp.
3.250%, 03/30/25 .. 3,205 3,178,883
General Electric Co.
5.880%, 05/05/26,
MTN ............ 5,199 5,207,194
General Motors Financial
Co., Inc.
4.000%, 01/15/25 .. 300 299,296
2.900%, 02/26/25 .. 474 470,555
6.181%, 04/07/25 .. 349 350,313
4.350%, 04/09/25 .. 32 31,920
2.750%, 06/20/25 .. 1,072 1,056,444
Georgia Power Co.
5.861%, 05/08/25 .. 5,099 5,114,297
Georgia-Pacific LLC
Ω
# 3.600%, 03/01/25 .. 444 441,906
Gilead Sciences, Inc.
3.500%, 02/01/25 .. 1,250 1,245,433
Global Payments, Inc.
1.500%, 11/15/24 .. 1,371 1,369,007
2.650%, 02/15/25 .. 785 779,290
Goldman Sachs Group, Inc.
(The)
5.700%, 11/01/24 .. 440 440,000
Harley-Davidson, Inc.
3.500%, 07/28/25 .. 390 385,049
HCA, Inc.
5.375%, 02/01/25 .. 2,320 2,320,107
7.690%, 06/15/25 .. 47 47,662
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 1.500%, 06/01/25 .. 518 507,440
Healthcare Realty Holdings,
LP
3.875%, 05/01/25 .. 905 894,345
Home Depot, Inc. (The)
# 5.222%, 12/24/25 .. 6,187 6,187,739
Host Hotels & Resorts, LP
4.000%, 06/15/25 .. 2,104 2,088,421
Huntington Bancshares, Inc.
4.000%, 05/15/25 .. 290 288,376
Interstate Power and Light
Co.
3.250%, 12/01/24 .. 1,725 1,722,259
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
J. M. Smucker Co. (The)
3.500%, 03/15/25 .. 2,500 $ 2,485,144
Janus Henderson US
Holdings, Inc.
4.875%, 08/01/25 .. 142 141,982
John Deere Capital Corp.
5.545%, 03/07/25 .. 275 275,423
5.383%, 07/03/25 .. 1,611 1,614,063
5.365%, 10/22/25 .. 90 90,195
5.579%, 03/03/26 .. 2,005 2,010,592
5.432%, 03/06/26 .. 1,728 1,729,849
5.775%, 06/08/26,
MTN ............ 852 857,435
JPMorgan Chase Bank
5.508%, 04/29/26 .. 700 702,895
Kemper Corp.
4.350%, 02/15/25 .. 200 199,201
KeyCorp
6.283%, 05/23/25 .. 4,900 4,914,669
Kimco Realty OP LLC
3.300%, 02/01/25 .. 808 804,226
3.850%, 06/01/25 .. 300 297,710
Kinder Morgan, Inc.
4.300%, 06/01/25 .. 100 99,643
Laboratory Corp. of America
Holdings
2.300%, 12/01/24 .. 1,554 1,550,146
3.600%, 02/01/25 .. 3,419 3,404,288
Lincoln National Corp.
3.350%, 03/09/25 .. 200 198,545
Marriott International, Inc.
3.750%, 03/15/25 .. 93 92,564
MetLife, Inc.
3.000%, 03/01/25 .. 315 312,992
Morgan Stanley
5.396%, 01/22/25 .. 3,111 3,112,493
Morgan Stanley Bank
5.664%, 07/16/25 .. 3,740 3,752,144
MPLX, LP
4.875%, 12/01/24 .. 3,055 3,053,690
4.000%, 02/15/25 .. 93 92,662
4.875%, 06/01/25 .. 150 149,843
National Fuel Gas Co.
5.200%, 07/15/25 .. 1,900 1,897,046
National Rural Utilities
Cooperative Finance Corp.
5.816%, 05/07/25 .. 2,225 2,230,469
National Securities Clearing
Corp.
Ω 5.050%, 11/21/24 .. 4,734 4,734,346
NetApp, Inc.
1.875%, 06/22/25 .. 150 147,150

108
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
NextEra Energy Capital
Holdings, Inc.
6.051%, 03/01/25 .. 1,187 $ 1,190,863
4.450%, 06/20/25 .. 150 149,604
5.648%, 01/29/26 .. 1,560 1,565,134
Nuveen Finance LLC
Ω 4.125%, 11/01/24 .. 4,722 4,722,000
Omnicom Group, Inc./
Omnicom Capital, Inc.
3.650%, 11/01/24 .. 2,228 2,228,000
ONEOK Partners, LP
4.900%, 03/15/25 .. 150 149,951
ONEOK, Inc.
3.200%, 03/15/25 .. 250 248,015
Oracle Corp.
2.950%, 11/15/24 .. 801 800,252
Ovintiv, Inc.
5.650%, 05/15/25 .. 2,400 2,408,076
Owens Corning
4.200%, 12/01/24 .. 660 659,198
Parker-Hannifin Corp.
3.300%, 11/21/24,
MTN ............ 600 599,411
Penske Truck Leasing Co.,
LP/PTL Finance Corp.
Ω 2.700%, 11/01/24 .. 689 689,000
3.950%, 03/10/25 .. 1,000 995,690
Ω 3.950%, 03/10/25 .. 1,198 1,192,845
PepsiCo, Inc.
5.503%, 11/12/24 .. 925 925,139
5.497%, 02/13/26 .. 4,694 4,702,872
Philip Morris International,
Inc.
3.250%, 11/10/24 .. 1,965 1,963,529
5.125%, 11/15/24 .. 1,122 1,122,042
Phillips 66 Co.
2.450%, 12/15/24 .. 326 324,789
3.605%, 02/15/25 .. 2,276 2,265,058
3.850%, 04/09/25 .. 50 49,768
Plains All American Pipeline,
LP/PAA Finance Corp.
3.600%, 11/01/24 .. 2,219 2,219,000
PNC Bank NA
2.950%, 02/23/25 .. 2,000 1,987,690
3.250%, 06/01/25,
MTN ............ 722 715,885
PNC Financial Services
Group, Inc. (The)
2.200%, 11/01/24 .. 1,079 1,079,000
Principal Financial Group,
Inc.
3.400%, 05/15/25 .. 300 297,627
Public Storage Operating Co.
5.487%, 07/25/25 .. 2,726 2,733,142
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
PVH Corp.
4.625%, 07/10/25 .. 3,907 $ 3,890,633
Realty Income Corp.
3.875%, 04/15/25 .. 128 127,491
Republic Services, Inc.
3.200%, 03/15/25 .. 86 85,459
Roche Holdings, Inc.
5.510%, 03/10/25 .. 400 400,729
Ω 5.510%, 03/10/25 .. 1,150 1,152,096
Ross Stores, Inc.
4.600%, 04/15/25 .. 120 119,860
RTX Corp.
3.150%, 12/15/24 .. 200 199,436
Ryder System, Inc.
4.625%, 06/01/25,
MTN ............ 625 623,708
Sempra
3.300%, 04/01/25 .. 337 334,680
Sherwin-Williams Co. (The)
3.300%, 02/01/25 .. 400 397,804
Southwest Airlines Co.
5.250%, 05/04/25 .. 4,883 4,887,146
State Street Corp.
3.300%, 12/16/24 .. 124 123,730
5.735%, 08/03/26 .. 300 301,986
Steel Dynamics, Inc.
2.800%, 12/15/24 .. 3,173 3,163,652
2.400%, 06/15/25 .. 587 577,796
Trimble, Inc.
4.750%, 12/01/24 .. 2,047 2,045,651
Truist Bank
2.150%, 12/06/24 .. 705 702,969
Truist Financial Corp.
4.000%, 05/01/25 .. 255 253,995
TTX Co.
Ω 3.600%, 01/15/25 .. 1,035 1,031,982
Union Pacific Corp.
3.250%, 01/15/25 .. 100 99,653
UnitedHealth Group, Inc.
5.384%, 07/15/26 .. 6,665 6,689,786
Unum Group
3.875%, 11/05/25 .. 50 49,401
Ventas Realty, LP
2.650%, 01/15/25 .. 2,945 2,930,659
3.500%, 02/01/25 .. 2,273 2,263,594
VeriSign, Inc.
5.250%, 04/01/25 .. 600 599,502
Verizon Communications,
Inc.
3.500%, 11/01/24 .. 4,777 4,777,000
3.376%, 02/15/25 .. 1,438 1,431,219
5.676%, 03/20/26 .. 450 452,063

109
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Wells Fargo & Co.
3.000%, 02/19/25 .. 3,822 $ 3,798,937
Wells Fargo Bank NA
5.690%, 08/01/25 .. 1,117 1,120,883
5.594%, 01/15/26 .. 2,500 2,510,594
Welltower OP LLC
4.000%, 06/01/25 .. 1,600 1,592,392
Whirlpool Corp.
3.700%, 05/01/25 .. 289 286,990
Williams Cos., Inc. (The)
3.900%, 01/15/25 .. 1,642 1,637,947
Wisconsin Electric Power Co.
2.050%, 12/15/24 .. 500 497,848
WP Carey, Inc.
4.000%, 02/01/25 .. 742 739,764
WRKCo, Inc.
3.750%, 03/15/25 .. 127 126,331
WW Grainger, Inc.
1.850%, 02/15/25 .. 460 456,025
Zimmer Biomet Holdings,
Inc.
3.550%, 04/01/25 .. 570 566,389
TOTAL UNITED STATES 268,885,116
TOTAL BONDS ........ 474,493,096
U.S. TREASURY
OBLIGATIONS — (8.4%)
U.S. Treasury Notes
2.250%, 12/31/24 .. 1,010 1,005,952
4.690%, 01/31/25 .. 1,887 1,887,462
4.125%, 01/31/25 .. 858 856,847
2.500%, 01/31/25 .. 1,012 1,006,766
2.000%, 02/15/25 .. 1,016 1,008,459
1.500%, 02/15/25 .. 1,018 1,009,003
4.659%, 04/30/25 .. 1,888 1,887,821
4.615%, 07/31/25 .. 1,075 1,074,441
4.660%, 10/31/25 .. 31,875 31,860,325
4.735%, 01/31/26 .. 15,900 15,906,713
4.640%, 04/30/26 .. 2,000 1,998,378
4.672%, 07/31/26 .. 4,250 4,248,070
TOTAL U.S. TREASURY
OBLIGATIONS ......... 63,750,237
COMMERCIAL PAPER
— (28.5%)
AUSTRALIA — (1.3%)
Glencore Funding LLC
Ω 4.950%, 11/29/24 .. 4,125 4,108,609
Telstra Group, Ltd.
4.850%, 11/14/24 .. 1,000 998,117
4.950%, 01/30/25 .. 5,000 4,938,214
TOTAL AUSTRALIA ..... 10,044,940
Face
Amount^ Value†
(000)
AUSTRIA — (0.2%)
Oesterreich Kontrollbank
4.630%, 01/21/25 .. 1,500 $ 1,484,333
TOTAL AUSTRIA ....... 1,484,333
CANADA — (2.7%)
Alimentation Couche Tard,
Inc.
5.000%, 11/08/24 .. 5,250 5,244,170
Canadian Natl Railway
4.780%, 01/17/25 .. 1,500 1,484,634
4.780%, 01/21/25 .. 3,500 3,462,329
Magna International, Inc.
4.930%, 11/07/24 .. 3,500 3,496,645
4.900%, 11/21/24 .. 500 498,575
4.890%, 11/26/24 .. 1,750 1,743,842
Ω 4.870%, 12/03/24 .. 1,000 995,551
Nutrien, Ltd.
4.960%, 11/15/24 .. 2,250 2,245,363
4.930%, 11/25/24 .. 500 498,294
4.930%, 11/27/24 .. 500 498,159
TOTAL CANADA ....... 20,167,562
FRANCE — (3.2%)
Caisse D Amortissement
4.700%, 12/02/24 .. 2,850 2,838,154
Caisse des Depots et
Consignations
4.650%, 02/20/25 .. 1,500 1,478,593
Electricite de France
4.920%, 02/03/25 .. 5,000 4,935,972
LVMH Moet Hennessy
Vuitton
4.710%, 12/17/24 .. 4,000 3,975,529
4.680%, 02/14/25 .. 4,000 3,945,657
Total Capital SA
4.830%, 11/04/24 .. 4,750 4,747,450
4.710%, 12/18/24 .. 1,500 1,490,632
4.700%, 12/27/24 .. 1,000 992,612
TOTAL FRANCE ....... 24,404,599
GERMANY — (1.3%)
BASF SE
Ω 4.770%, 12/30/24 .. 6,500 6,448,759
Volkswagen Financial
Services
Ω 4.900%, 11/22/24 .. 2,000 1,994,031
VW Credit, Inc.
4.890%, 11/25/24 .. 750 747,461
4.870%, 12/05/24 .. 500 497,641
TOTAL GERMANY ..... 9,687,892
ITALY — (1.3%)
ENEL Finance America LLC
Ω 4.860%, 12/13/24 .. 3,000 2,982,694
4.850%, 12/17/24 .. 2,500 2,484,267
Intesa Funding LLC
5.090%, 01/09/25 .. 1,620 1,604,114

110
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
ITALY — (Continued)
5.080%, 02/10/25 .. 2,500 $ 2,464,495
TOTAL ITALY ......... 9,535,570
SINGAPORE — (0.7%)
DBS Bank, Ltd.
4.730%, 11/27/24 .. 1,500 1,494,695
4.690%, 01/16/25 .. 3,500 3,465,232
TOTAL SINGAPORE .... 4,959,927
SPAIN — (0.3%)
Avangrid, Inc.
Ω 4.930%, 11/08/24 .. 2,000 1,997,810
4.970%, 12/02/24 .. 500 497,803
TOTAL SPAIN ......... 2,495,613
SWEDEN — (0.1%)
Swedish Export Credit Corp.
4.600%, 02/21/25 .. 1,000 985,778
TOTAL SWEDEN ....... 985,778
UNITED KINGDOM — (1.8%)
LSEGA Financing PLC
4.930%, 11/05/24 .. 1,000 999,316
Ω 4.880%, 11/19/24 .. 3,000 2,992,293
4.850%, 11/25/24 .. 2,000 1,993,283
4.820%, 12/09/24 .. 400 397,923
4.820%, 12/10/24 .. 500 497,339
Reckitt Benckiser Treasury
Services PLC
4.880%, 11/18/24 .. 2,000 1,995,128
Ω 4.910%, 11/26/24 .. 4,000 3,985,852
Ω 5.000%, 12/18/24 .. 1,000 993,384
TOTAL UNITED
KINGDOM ............ 13,854,518
UNITED STATES — (15.6%)
American Elec Power Co.
4.850%, 01/07/25 .. 3,750 3,715,967
Archer-Daniels-Midland
4.830%, 11/13/24 .. 3,250 3,244,347
4.770%, 12/05/24 .. 3,750 3,732,707
Boston Properties, LP
4.950%, 11/12/24 .. 1,500 1,497,527
Consolidated Edison Co.
4.930%, 11/08/24 .. 2,000 1,997,810
4.920%, 11/14/24 .. 4,000 3,992,364
CRH America Finance, Inc.
Ω 4.870%, 12/06/24 .. 500 497,575
4.870%, 12/09/24 .. 4,750 4,725,068
Crown Castle International
Corp.
5.110%, 12/12/24 .. 2,000 1,988,142
Dominion Resources, Inc.
4.900%, 11/12/24 .. 2,000 1,996,737
Dow Chemical Co.
4.960%, 11/08/24 .. 4,500 4,495,043
4.950%, 11/12/24 .. 500 499,176
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Duke Energy Corp.
4.880%, 11/08/24 .. 500 $ 499,458
4.870%, 11/14/24 .. 2,500 2,495,276
4.800%, 01/09/25 .. 2,000 1,981,515
4.800%, 01/21/25 .. 500 494,596
EIDP, Inc.
4.930%, 11/05/24 .. 500 499,658
Ω 4.880%, 12/02/24 .. 3,625 3,609,346
Ω 4.880%, 12/03/24 .. 500 497,774
Ω 4.880%, 12/06/24 .. 1,500 1,492,719
4.880%, 12/10/24 .. 750 745,958
Entergy Corp.
4.920%, 11/12/24 .. 500 499,181
4.880%, 12/02/24 .. 500 497,841
4.870%, 12/13/24 .. 500 497,110
Experian Finance PLC
4.930%, 11/06/24 .. 1,000 999,179
4.880%, 11/18/24 .. 400 399,025
4.850%, 11/26/24 .. 2,500 2,491,278
4.840%, 11/27/24 .. 3,000 2,989,142
General Mills, Inc.
4.780%, 12/02/24 .. 1,000 995,772
4.770%, 12/06/24 .. 4,500 4,478,625
General Motors
5.000%, 11/22/24 .. 1,000 996,955
4.970%, 01/14/25 .. 2,000 1,979,521
Harley Davidson Funding
5.030%, 12/10/24 .. 2,000 1,988,874
L3harris Technologies, Inc.
4.890%, 11/25/24 .. 2,000 1,993,229
Marriott International, Inc.
5.010%, 11/19/24 .. 500 498,682
4.880%, 12/02/24 .. 4,500 4,480,573
Mars, Inc.
4.780%, 11/19/24 .. 1,825 1,820,408
4.770%, 11/22/24 .. 5,500 5,484,029
McCormick Co., Inc.
4.900%, 11/20/24 .. 4,000 3,989,133
4.890%, 11/26/24 .. 750 747,361
4.880%, 11/29/24 .. 500 498,041
NextEra Energy Capital
Holdings
4.940%, 11/08/24 .. 4,000 3,995,613
PACCAR Financial Corp.
4.790%, 01/17/25 .. 5,000 4,948,672
Parker Hannifin Corp.
4.910%, 11/01/24 .. 750 749,898
4.910%, 11/18/24 .. 750 748,164
4.900%, 11/21/24 .. 1,000 997,149
4.850%, 12/16/24 .. 3,325 3,304,510
4.820%, 01/03/25 .. 500 495,752
Sanofi SA
Ω 4.700%, 12/23/24 .. 6,000 5,958,760

111
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Sherwin-Williams Co. (The)
4.880%, 11/20/24 .. 4,500 $ 4,487,845
Walt Disney Co. (The)
Ω 4.840%, 11/19/24 .. 2,000 1,994,909
Ω 4.760%, 12/13/24 .. 2,500 2,485,877
Waste Mgmt, Inc.
4.870%, 12/05/24 .. 5,500 5,474,075
TOTAL UNITED STATES 118,663,946
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
TOTAL COMMERCIAL
PAPER ............... $ 216,284,678
TOTAL INVESTMENT
SECURITIES — ( 99.4% )
(Cost $754,010,745) .... 754,528,011
Shares Value†
SECURITIES LENDING
COLLATERAL — (0.6%)
@§
The DFA Short Term
Investment Fund ... 395,794 4,577,755
TOTAL INVESTMENTS
— (100.0%)
(Cost $758,588,500) .... $ 759,105,766
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $139,533,145 which represented 18.3% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 55,178,261 $ — $ 55,178,261
Canada ............................. — 39,296,855 — 39,296,855
Finland .............................. — 249,916 — 249,916
France .............................. — 18,178,934 — 18,178,934
Germany ............................ — 19,801,095 — 19,801,095
Japan ............................... — 32,319,222 — 32,319,222
Netherlands .......................... — 7,419,834 — 7,419,834
Norway .............................. — 225,824 — 225,824
Singapore ............................ — 1,908,308 — 1,908,308
Spain ............................... — 7,566,680 — 7,566,680
Supranational ......................... — 8,406,560 — 8,406,560
Sweden ............................. — 6,783,468 — 6,783,468
Switzerland ........................... — 6,329,868 — 6,329,868
United Kingdom ....................... — 1,943,155 — 1,943,155
United States ......................... — 268,885,116 — 268,885,116
U.S. Treasury Obligations ................. — 63,750,237 — 63,750,237
Commercial Paper ....................... — 216,284,678 — 216,284,678
Securities Lending Collateral ............... — 4,577,755 — 4,577,755
Total Investments ........................ $— $759,105,766 $— $759,105,766
See accompanying Notes to Financial Statements.

112
Dimensional National Municipal Bond ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Face
Amount Value†
(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (1.4%)
Alabama Federal Aid
Highway Finance
Authority (RB)
¤ 5.000%,
09/01/33 (Pre-
refunded @ $100,
9/1/26) ........ 3,045 $ 3,160,221
¤ 5.000%,
09/01/35 (Pre-
refunded @ $100,
9/1/26) ........ 1,960 2,034,165
¤ 5.000%,
09/01/36 (Pre-
refunded @ $100,
9/1/26) ........ 2,130 2,210,598
Infirmary Health
System Special
Care Facilities
Financing Authority
of Mobile (RB),
Series A
3.000%, 02/01/30 100 95,747
Mobile County
Board of School
Commissioners (ST)
5.000%,
03/01/25 (BAM) 30 30,151
5.000%,
03/01/27 (BAM) 775 810,168
¤ Tuscaloosa City Board
of Education (RB)
5.000%, 08/01/46
(Pre-refunded @
$100, 8/1/26)
...
5,085 5,274,970
¤ Tuscaloosa County
Board of Education
(ST)
5.000%, 02/01/43
(Pre-refunded @
$100, 2/1/27)
...
1,075 1,127,203
UAB Medicine Finance
Authority (RB),
Series B
5.000%, 09/01/25 250 253,383
Water Works Board
of the City of
Birmingham (The)
(RB)
¤ 5.000%,
01/01/32 (Pre-
refunded @ $100,
1/1/27) ........ 1,210 1,266,510
Face
Amount Value†
(000)
ALABAMA — (Continued)
¤ 5.000%,
01/01/43 (Pre-
refunded @ $100,
1/1/27) ........ 2,255 $ 2,360,314
TOTAL ALABAMA ...... 18,623,430
ALASKA — (0.1%)
Municipality of
Anchorage (GO),
Series A
5.000%, 09/01/33 605 642,976
State of Alaska
International
Airports System
(RB), Series A
5.000%, 10/01/27 80 81,214
TOTAL ALASKA ....... 724,190
ARIZONA — (2.4%)
Arizona Board of
Regents (RB),
Series A
5.000%, 07/01/28 3,435 3,472,956
Arizona Health
Facilities Authority
(RB)
5.000%, 12/01/26 185 185,209
City of Mesa (GO)
5.000%, 07/01/38 2,000 2,247,509
City of Phoenix Civic
Improvement Corp.
(RB), Series A
5.000%, 07/01/37 25 26,278
City of Scottsdale (GO)
5.000%,
07/01/28 ...... 1,775 1,914,839
5.000%,
07/01/29 ...... 1,700 1,866,269
City of Tempe (GO)
5.000%,
07/01/28 ...... 1,495 1,613,008
4.000%,
07/01/29 ...... 1,010 1,025,307
5.000%,
07/01/35 ...... 1,860 2,103,574
5.000%,
07/01/36 ...... 890 1,003,111
Coconino County
Unified School
District No.
1-Flagstaff (GO)
5.000%,
07/01/26 ...... 1,000 1,036,418

113
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
ARIZONA — (Continued)
5.000%,
07/01/27 ...... 805 $ 851,344
4.000%,
07/01/27 ...... 470 484,688
Maricopa County
Elementary School
District No. 6
Washington (GO),
Series 2022-A
5.000%, 07/01/30 590 648,801
Maricopa County High
School District No.
214 Tolleson Union
High School (GO),
Series 2017-B
5.000%, 07/01/33 1,070 1,138,318
Maricopa County High
School District
No. 3 Tempe
Elementary (GO),
Series 2022-A
5.000%, 07/01/25 270 272,968
Maricopa County
Unified School
District No. 97-Deer
Valley (GO)
5.000%,
07/01/27 ...... 510 538,957
5.000%,
07/01/28 ...... 695 748,600
5.000%,
07/01/29 ...... 605 662,900
Maricopa County
Union High School
District No 210
(GO), Series A
5.000%, 07/01/38 350 393,314
Pinal County Electric
District No. 3 (RB)
5.000%, 07/01/28 25 26,743
Salt River Project
Agricultural
Improvement &
Power District (RB)
5.000%,
12/01/35 ...... 4,920 4,965,475
5.000%,
01/01/39 ...... 2,005 2,093,741
5.000%,
01/01/43 ...... 750 825,829
5.000%,
01/01/44 ...... 400 442,254
University of Arizona
(The) (RB)
5.000%, 06/01/39 2,060 2,107,094
TOTAL ARIZONA ...... 32,695,504
Face
Amount Value†
(000)
ARKANSAS — (0.1%)
Arkansas Development
Finance Authority
(RB)
5.000%,
09/01/28 ...... 215 $ 226,556
5.000%,
09/01/30 ...... 35 37,374
City of Fort Smith Water
& Sewer (RB)
5.000%,
10/01/28 ...... 590 630,450
5.000%,
10/01/30 ...... 945 1,005,776
TOTAL ARKANSAS ..... 1,900,156
CALIFORNIA — (3.9%)
California Health
Facilities Financing
Authority (RB)
5.000%, 11/15/24 210 210,097
California State Public
Works Board (RB)
5.000%,
05/01/25 ...... 570 575,207
5.000%,
11/01/41 ...... 3,000 3,347,424
California State
University (RB)
¤ 5.000%,
11/01/25 (Pre-
refunded @ $100,
11/1/24) ....... 510 510,000
¤ 5.000%,
11/01/33 (Pre-
refunded @ $100,
11/1/24) ....... 55 55,000
California Statewide
Communities
Development
Authority (RB),
Series A
4.125%, 03/01/34
ETM
..........
525 518,595
Central Florida
Expressway
Authority (RB)
5.000%, 07/01/25
(AGC)
.........
530 536,401
Chicago O'Hare
International Airport
(RB)
5.000%, 01/01/31 1,210 1,212,844
City & County of
Honolulu (GO),
Series A
5.000%, 10/01/37 730 738,378

114
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
City & County of San
Francisco (GO),
Series R1
5.000%, 06/15/25 290 $ 293,728
City of Dallas
Waterworks &
Sewer System
(RB), Series A
5.000%, 10/01/28 1,115 1,130,730
City of Los Angeles
(RB)
5.000%, 06/26/25 3,595 3,639,666
Commonwealth of
Massachusetts
(GO), Series A
5.000%, 04/01/36 1,415 1,468,476
County of Riverside
(RB), Series A
3.000%, 10/17/25 375 374,384
Hesperia Community
Redevelopment
Agency Successor
Agency (TA), Series
A
3.375%, 09/01/37
(AGM)
.........
125 120,510
Long Beach Bond
Finance Authority
(RB)
5.000%, 08/01/26 170 176,584
Los Angeles
Department of
Water & Power
(RB), Series D
5.000%, 07/01/43 1,505 1,673,934
Los Angeles Unified
School District (GO)
5.000%,
07/01/25 ...... 595 603,375
5.000%,
07/01/25 ...... 355 359,997
5.000%,
07/01/43 ...... 900 1,008,231
Miami Dade County
Educational
Facilities Authority
(RB), Series A
5.000%, 04/01/44 250 270,422
Oakland Unified
School District
Alameda County
(GO)
5.000%, 08/01/25
(AGM)
.........
175 177,589
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
Sacramento City
Unified School
District (GO), Series
G
4.000%, 08/01/25
(AGM)
.........
265 $ 266,756
¤ San Diego Association
of Governments
(RB)
5.000%, 11/15/25
(Pre-refunded @
$100, 11/15/24)
.
125 125,080
San Diego Unified
School District (RB),
Series A
5.000%, 06/30/25 2,005 2,032,481
San Francisco
City & County
Airport Comm-
San Francisco
International Airport
(RB), Series A
4.000%, 05/01/26 270 275,004
State of California (GO)
5.000%,
08/01/25 ...... 250 253,686
5.000%,
10/01/25 ...... 555 565,310
5.000%,
08/01/26 ...... 2,550 2,648,913
5.000%,
12/01/26 ...... 2,315 2,423,580
3.500%,
08/01/27 ...... 1,515 1,544,195
5.000%,
10/01/28 ...... 660 661,057
5.000%,
08/01/30 ...... 8,800 9,004,116
5.000%,
11/01/30 ...... 2,500 2,799,033
5.000%,
10/01/31 ...... 1,000 1,132,518
5.000%,
08/01/35 ...... 1,500 1,513,681
4.000%,
09/01/35 ...... 4,400 4,429,252
4.000%,
03/01/36 ...... 2,725 2,812,951
4.000%,
10/01/36 ...... 1,000 1,025,527
State of California
Department of
Water Resources
(RB), Series BB
5.000%, 12/01/24 55 55,070

115
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
State of Georgia (GO),
Series C1
5.000%, 07/01/26 225 $ 233,162
Stockton Unified
School District
(COP)
5.000%, 02/01/29 500 531,153
TOTAL CALIFORNIA .... 53,334,097
COLORADO — (2.5%)
Adams & Arapahoe
Joint School District
28J Aurora (GO)
5.000%,
12/01/26 (ST AID
WITHHLDG)
....
840 877,874
Arapahoe County
School District No.
5 Cherry Creek
(GO), Series C
5.000%,
12/15/31 (ST AID
WITHHLDG)
....
2,030 2,151,691
Board of Water
Commissioners
City & County of
Denver (The) (RB),
Series A
5.000%, 09/15/44 300 331,454
City of Colorado
Springs Co. Utilities
System (RB),
Series B
5.000%, 11/15/37 400 452,345
Colorado Health
Facilities Authority
(RB)
5.000%,
08/01/25 ...... 165 166,849
5.000%,
11/01/30 ...... 1,375 1,488,858
5.000%,
08/01/34 ...... 620 656,879
5.000%,
08/01/35 ...... 5,075 5,356,530
Colorado State
Education Loan
Program (RB),
Series A
5.000%, 06/30/25 9,100 9,206,202
County of Pueblo Co.
(COP), Series A
5.000%, 07/01/29 1,200 1,292,756
Face
Amount Value†
(000)
COLORADO
— (Continued)
Denver Health &
Hospital Authority
(COP)
5.000%, 12/01/29 150 $ 156,602
Denver Health &
Hospital Authority
(RB), Series A
5.000%, 12/01/33 370 383,832
Douglas County
School District No.
Re-1 Douglas &
Elbert Counties
(GO)
5.000%,
12/15/26 (ST AID
WITHHLDG)
....
3,065 3,205,201
E-470 Public Highway
Authority (RB)
5.000%,
09/01/26 ...... 770 798,558
5.000%,
09/01/36 ...... 60 64,912
El Paso County School
District No. 2
Harrison (GO)
5.000%,
12/01/34 (ST AID
WITHHLDG)
....
2,075 2,209,128
Fossil Ridge
Metropolitan District
No. 3 (GO)
5.000%, 12/01/29
(BAM)
.........
65 70,072
¤ Garfield Pitkin & Eagle
Counties School
District No. Re-1
Roaring Fork (GO),
Series 1
5.000%,
12/15/29 (ST AID
WITHHLDG) (Pre-
refunded @ $100,
12/15/25)
.......
430 439,401
Jefferson County
School District R-1
(GO), Series R-1
5.000%,
12/15/34 (ST AID
WITHHLDG)
....
4,335 4,629,315

116
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
COLORADO
— (Continued)
Weld County School
District No. 6
Greeley (GO)
5.000%,
12/01/24 (ST AID
WITHHLDG)
....
125 $ 125,161
TOTAL COLORADO .... 34,063,620
CONNECTICUT — (1.2%)
City of Bridgeport (GO)
5.000%,
02/15/26 ...... 585 597,787
5.000%,
08/15/26 ...... 130 134,197
5.000%,
09/01/28 ...... 755 808,631
5.000%,
08/15/35 (AGM) 2,990 3,066,411
City of New Haven (GO)
5.000%,
08/01/26 ...... 195 199,455
5.000%,
08/01/28 (AGM) 1,010 1,073,348
City of Torrington CT
(GO)
4.000%, 03/13/25 3,200 3,207,198
Connecticut
State Health
& Educational
Facilities Authority
(RB), Series M
5.000%, 07/01/27 545 558,876
State of Connecticut
(GO)
5.000%,
06/15/26 ...... 305 308,795
4.000%,
01/15/28 ...... 95 98,427
5.000%,
10/15/29 ...... 1,765 1,827,813
5.000%,
06/15/30 ...... 1,145 1,155,155
State of Connecticut
Special Tax (RB),
Series A
5.000%, 05/01/38 455 490,393
Town of Madison (GO)
4.000%, 12/19/24 3,160 3,162,828
University of
Connecticut (RB),
Series A
5.000%, 04/15/27 260 273,225
TOTAL CONNECTICUT . 16,962,539
Face
Amount Value†
(000)
DELAWARE — (0.1%)
Delaware Municipal
Electric Corp. (The)
(RB)
5.000%, 07/01/25 500 $ 505,814
Delaware River & Bay
Authority (RB),
Series B
5.000%, 01/01/25 1,070 1,072,515
TOTAL DELAWARE .... 1,578,329
DISTRICT OF COLUMBIA
— (0.5%)
District of Columbia
(GO)
5.000%,
06/01/25 ...... 520 525,555
5.000%,
06/01/27 ...... 500 528,055
District of Columbia
(RB)
5.000%,
04/01/26 ...... 205 210,492
5.000%,
04/01/34 ...... 1,135 1,165,701
Washington
Convention &
Sports Authority
(RB), Series A
5.000%, 10/01/26 295 306,261
Washington
Metropolitan Area
Transit Authority
(RB)
5.000%,
07/01/29 ...... 1,185 1,245,207
5.000%,
07/01/33 ...... 2,010 2,095,676
5.000%,
07/01/34 ...... 475 494,476
TOTAL DISTRICT OF
COLUMBIA ........... 6,571,423
FLORIDA — (6.8%)
Alachua County
School Board
(COP)
5.000%, 07/01/29
(AGM)
.........
2,330 2,537,851
Bay County School
Board (COP)
5.000%,
07/01/26 ...... 660 680,644
5.000%,
07/01/27 ...... 1,060 1,115,373
Central Florida
Expressway
Authority (RB)

117
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
FLORIDA — (Continued)
4.000%,
07/01/30 ...... 1,360 $ 1,373,462
4.000%,
07/01/34 (AGM) 525 543,458
City of Cape Coral
Water & Sewer
(RB)
5.000%, 10/01/26 225 233,035
City of Fort Lauderdale
(GO)
5.000%,
07/01/29 ...... 545 598,356
5.000%,
07/01/30 ...... 575 640,147
City of Fort Lauderdale
Water & Sewer (RB)
5.000%,
09/01/38 ...... 160 179,660
5.000%,
09/01/38 ...... 200 224,575
City of Gainesville
Utilities System
(RB), Series A
5.000%, 10/01/31 2,310 2,423,771
City of Hollywood (GO)
5.000%,
07/01/26 ...... 2,145 2,216,340
5.000%,
07/01/27 ...... 1,830 1,932,346
City of Tallahassee
Utility System (RB),
Series A
5.000%, 10/01/26 150 156,211
City of Tampa Sales
(RB)
5.000%, 10/01/26 235 244,372
County of Broward
Tourist
Development Tax
(RB)
4.000%, 09/01/36 1,500 1,519,465
County of Hillsborough
Wastewater Impact
Fee (RB)
5.000%,
05/01/27 ...... 1,350 1,415,968
5.000%,
05/01/29 ...... 1,255 1,357,421
County of Miami-Dade
(GO)
5.000%,
07/01/25 ...... 4,050 4,097,573
5.000%,
07/01/27 ...... 225 227,831
5.000%,
07/01/28 ...... 1,000 1,076,322
Face
Amount Value†
(000)
FLORIDA — (Continued)
5.000%,
07/01/29 ...... 6,750 $ 6,832,685
5.000%,
07/01/31 ...... 1,095 1,107,397
County of Miami-Dade
Aviation (RB)
5.000%,
10/01/25 ...... 450 457,763
4.000%,
10/01/34 ...... 210 213,163
Duval County Public
Schools (COP)
5.000%,
07/01/28 ...... 230 232,467
5.000%,
07/01/29 (AGM) 555 602,239
Florida Department
of Environmental
Protection (RB),
Series A
5.000%, 07/01/26 3,200 3,311,836
Florida Development
Finance Corp. (RB)
5.000%,
11/15/29 ...... 270 292,940
5.000%,
08/01/43 ...... 430 454,231
Florida Keys Aqueduct
Authority (RB),
Series B
5.000%, 09/01/25 4,300 4,363,628
Fort Pierce Utilities
Authority (RB)
5.000%,
10/01/26 (AGM) 160 165,774
5.000%,
10/01/27 (AGM) 270 284,959
Hillsborough County
School Board (COP)
5.000%,
07/01/27 ...... 270 283,608
5.000%,
07/01/28 ...... 2,025 2,124,544
5.000%,
07/01/30 ...... 705 747,497
Manatee County
School District
(COP), Series A
5.000%, 07/01/30
(AGM)
.........
2,010 2,208,994
Manatee County
School District (RB)
5.000%, 10/01/30
(AGM)
.........
85 88,339

118
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
FLORIDA — (Continued)
Miami-Dade County
Expressway
Authority (RB),
Series A
5.000%, 07/01/33 20 $ 20,442
Okaloosa County
School Board
(COP), Series A
5.000%, 10/01/27 230 243,668
Orange County Health
Facilities Authority
(RB), Series A
5.000%, 10/01/29 470 512,298
Orlando Utilities
Commission (RB)
5.000%,
10/01/35 ...... 820 930,702
5.000%,
10/01/43 ...... 165 180,266
Palm Beach County
Health Facilities
Authority (RB)
5.000%, 08/15/26 205 210,965
Palm Beach County
School District
(COP)
5.000%,
08/01/27 ...... 800 846,637
5.000%,
08/01/40 ...... 520 573,918
Pasco County School
Board (COP),
Series A
5.000%, 08/01/36
(AGM)
.........
1,015 1,110,081
School Board of Miami-
Dade County (The)
(COP)
5.000%,
02/01/26 ...... 585 597,978
5.000%,
02/01/29 ...... 345 350,590
5.000%,
11/01/30 ...... 695 695,805
School Board of
Miami-Dade County
(The) (GO), Series
A
5.000%, 03/15/39
(BAM)
.........
7,945 8,721,691
School Board of
Miami-Dade County
(The) (RB)
4.500%, 01/07/25 1,040 1,041,991
School District of
Broward County
(COP)
Face
Amount Value†
(000)
FLORIDA — (Continued)
5.000%,
07/01/25 ...... 585 $ 591,639
5.000%,
07/01/27 ...... 2,060 2,173,579
5.000%,
07/01/35 ...... 600 664,801
School District of
Broward County
(RB)
4.000%, 01/29/25 15,000 15,020,372
State of Florida (GO)
5.000%,
06/01/25 ...... 4,275 4,321,468
5.000%,
07/01/25 ...... 650 658,076
5.000%,
07/01/26 ...... 3,829 3,964,721
5.000%,
07/01/27 ...... 800 847,069
West Palm Beach
Community
Redevelopment
Agency (TA)
5.000%, 03/01/28 40 40,628
TOTAL FLORIDA ....... 92,885,630
GEORGIA — (1.7%)
Board of Water Light
& Sinking Fund
Commissioners of
City of Dalton (The)
(RB)
5.000%, 03/01/26 95 96,872
City of Atlanta (GO),
Series A-1
5.000%, 12/01/29 1,000 1,105,220
Clarke County School
District (GO)
5.000%,
09/01/27 (ST AID
WITHHLDG)
....
305 323,851
Cobb County
Kennestone
Hospital Authority
(RB)
5.000%, 04/01/25 105 105,655
¤ County of Forsyth
(GO), Series A
5.000%, 03/01/35
(Pre-refunded @
$100, 3/1/25)
...
1,035 1,040,570
Development Authority
for Fulton County
(RB), Series A
5.000%, 07/01/28 960 987,909

119
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
GEORGIA — (Continued)
Development Authority
of Cobb County
(The) (RB)
5.000%, 09/01/26 255 $ 263,755
Gainesville & Hall
County Hospital
Authority (RB)
5.000%,
02/15/26 ...... 400 409,094
5.000%,
02/15/26 ...... 400 409,094
5.000%,
02/15/35 ...... 25 25,787
Gwinnett County
School District
(GO), Series B
5.000%, 08/01/27 5,045 5,352,716
Municipal Electric
Authority of Georgia
(RB)
5.000%, 11/01/29 1,045 1,138,420
Private Colleges &
Universities Authority
(RB)
5.000%,
09/01/25 ...... 510 517,870
5.000%,
10/01/26 ...... 380 392,272
State of Georgia (GO)
4.000%,
01/01/27 ...... 5,020 5,155,533
5.000%,
07/01/27 ...... 3,555 3,767,195
5.000%,
07/01/36 ...... 1,505 1,721,154
TOTAL GEORGIA ...... 22,812,967
HAWAII — (1.2%)
City & County of
Honolulu (GO)
5.000%,
10/01/25 ...... 530 539,298
5.000%,
07/01/26 ...... 90 93,158
5.000%,
07/01/26 ...... 100 103,509
5.000%,
09/01/26 ...... 1,345 1,397,331
5.000%,
10/01/26 ...... 570 580,094
5.000%,
11/01/26 ...... 4,030 4,204,104
5.000%,
10/01/27 ...... 1,700 1,729,523
State of Hawaii (GO)
Face
Amount Value†
(000)
HAWAII — (Continued)
5.000%,
10/01/26 ...... 660 $ 686,350
4.000%,
10/01/30 ...... 6,460 6,541,698
TOTAL HAWAII ........ 15,875,065
ILLINOIS — (3.2%)
Chicago O'Hare
International Airport
(RB)
5.000%,
01/01/26 ...... 1,200 1,225,410
5.000%,
01/01/28 ...... 560 571,164
5.000%,
01/01/33 ...... 740 749,020
5.000%,
01/01/34 ...... 2,000 2,004,700
5.000%,
01/01/35 ...... 1,075 1,086,748
5.250%,
01/01/36 ...... 220 227,365
Chicago Park District
(GO)
5.000%,
01/01/36 ...... 230 252,014
5.000%,
01/01/42 ...... 250 268,390
5.000%,
01/01/43 ...... 100 106,938
Chicago Transit
Authority Capital
Grant Receipts (RB)
5.000%,
06/01/26 ...... 175 179,089
5.000%,
06/01/28 ...... 750 791,878
City of Peoria (GO)
5.000%, 01/01/31
(AGM)
.........
1,470 1,573,685
City of Springfield (GO)
5.000%, 12/01/25 210 213,419
City of Springfield
Electric (RB)
5.000%, 03/01/28 125 125,513
Coles Christian Clark
etc Counties
Community College
District No. 517
Lake Land (GO),
Series A
5.000%, 12/01/25 1,500 1,526,985

120
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
ILLINOIS — (Continued)
Cook & Will Counties
Community College
District No. 515
(GO), Series B
5.000%, 12/01/26
(BAM)
.........
320 $ 332,457
Cook County
Community
Consolidated
School District No.
15 Palatine (GO),
Series B
5.000%, 06/15/36 1,050 1,150,081
County of Cook (GO)
5.000%,
11/15/25 ...... 3,705 3,768,617
5.000%,
11/15/26 ...... 670 695,454
County of Cook Sales
Tax (RB), Series A
5.000%, 11/15/27 345 365,326
County of Will (GO)
¤ 5.000%,
11/15/31 (Pre-
refunded @ $100,
11/15/25) ...... 1,710 1,743,438
¤ 5.000%,
11/15/34 (Pre-
refunded @ $100,
11/15/25) ...... 1,140 1,162,292
Illinois Finance Authority
(RB)
5.000%,
11/15/26 ...... 165 167,511
5.000%,
02/15/30 ...... 1,025 1,066,841
5.000%,
02/15/31 ...... 570 591,572
4.000%,
02/15/33 ...... 1,160 1,172,471
5.000%,
08/15/34 ...... 780 845,970
5.000%,
08/15/35 ...... 520 560,343
Illinois State Toll
Highway Authority
(RB), Series A
4.000%, 01/01/39 405 407,755
Kane Cook & DuPage
etc Counties
Community College
District (GO)
4.000%, 12/15/41 2,225 2,163,694
Face
Amount Value†
(000)
ILLINOIS — (Continued)
Lake County
Community
Consolidated
School District No.
102 Aptakisic-Tripp
(GO)
5.000%, 05/01/41 3,475 $ 3,697,436
Peoria County
Community Unit
School District No.
323 (GO)
4.000%, 04/01/29 1,990 2,043,325
Sangamon County
School District No.
186 Springfield (GO)
4.000%,
02/01/29 (AGM) 2,500 2,561,692
4.000%,
02/01/31 (AGM) 35 35,855
State of Illinois (GO)
5.000%,
10/01/25 ...... 1,080 1,094,796
5.000%,
03/01/29 ...... 2,020 2,161,600
5.000%,
03/01/33 ...... 1,040 1,126,141
5.000%,
10/01/33 ...... 1,980 2,067,055
4.000%,
06/01/37 ...... 55 53,892
University of Illinois
(RB), Series A
5.000%, 04/01/30 870 960,171
Will County Community
Unit School District
No. 201-U Crete-
Monee (GO)
5.000%,
01/01/25 (AGM)
(Pre-refunded @
$100, 1/1/26) ... 365 365,764
¤ 5.000%,
01/01/27 (AGM)
(Pre-refunded @
$100, 1/1/26) ... 90 92,065
5.000%,
01/01/27 (AGM) 85 86,375
TOTAL ILLINOIS ....... 43,442,307
INDIANA — (0.4%)
Avon Community
School Building
Corp. (RB)
5.000%, 07/15/26
(ST INTERCEPT) 250 258,124

121
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
INDIANA — (Continued)
Greater Clark Building
Corp. (RB)
4.000%, 07/15/26
(ST INTERCEPT) 335 $ 338,856
Indiana Finance
Authority (RB)
5.000%,
07/01/29 ...... 100 106,666
4.000%,
02/01/34 ...... 1,295 1,333,962
Indiana Municipal
Power Agency
(RB), Series A
5.000%, 01/01/41 1,020 1,100,371
Indianapolis Local
Public Improvement
Bond Bank (RB),
Series A
5.000%, 06/01/25 2,615 2,639,904
Noblesville High
School Building
Corp. (RB)
5.000%, 01/15/25
(ST INTERCEPT) 270 270,722
TOTAL INDIANA ....... 6,048,605
IOWA — (0.7%)
Cedar Falls
Community School
District (GO)
4.000%, 06/01/28
(AGM)
.........
880 911,603
City of Cedar Rapids
(GO), Series A
5.000%, 06/01/43 1,380 1,486,192
City of Sioux City
(GO), Series A
3.000%, 06/01/26 495 493,863
City of West Des
Moines (GO),
Series A
5.000%, 06/01/28 1,030 1,104,679
College Community
School District
(GO), Series C
3.000%, 06/01/26 455 454,094
Iowa Valley
Community College
District (GO)
4.000%, 06/01/26 1,450 1,473,381
Waukee Community
School District
(GO), Series A
5.000%, 06/01/37 3,590 3,911,567
TOTAL IOWA .......... 9,835,379
Face
Amount Value†
(000)
KANSAS — (0.3%)
City of Shawnee (GO),
Series A
4.000%, 12/01/24 100 $ 100,034
¤ Franklin County Unified
School District No.
290 Ottawa (GO),
Series 290-A
5.000%, 09/01/31
(Pre-refunded @
$100, 9/1/25)
...
430 436,719
Kansas Development
Finance Authority
(RB)
5.000%,
04/01/26 ...... 510 523,521
5.000%,
05/01/28 ...... 1,515 1,625,403
Shawnee County
Unified School
District No. 437
Auburn - Washburn
(GO), Series A
5.000%, 09/01/43 1,790 1,975,860
TOTAL KANSAS ....... 4,661,537
KENTUCKY — (1.1%)
County of Warren
(RB), Series A
5.000%, 04/01/26 80 81,942
Eastern Kentucky
University (RB),
Series A
5.000%, 04/01/35
(BAM) (ST
INTERCEPT)
...
1,100 1,202,249
Glasgow Independent
School District
Finance Corp. (RB)
5.000%, 02/01/32
(ST INTERCEPT) 1,365 1,481,849
Kentucky Municipal
Power Agency (RB)
5.000%, 09/01/31
(NATL)
........
265 271,762
Kentucky State
Property & Building
Commission (RB)
5.000%,
11/01/24 ...... 2,000 2,000,000
5.000%,
05/01/26 ...... 210 216,592
5.000%,
11/01/26 (AGM) 100 104,184
5.000%,
04/01/28 ...... 470 492,183
5.000%,
05/01/30 ...... 25 27,456

122
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
KENTUCKY — (Continued)
5.000%,
06/01/30 ...... 325 $ 357,219
5.000%,
04/01/33 ...... 1,500 1,550,106
5.000%,
05/01/36 ...... 500 524,211
Kentucky Turnpike
Authority (RB)
5.000%,
07/01/25 ...... 515 521,023
5.000%,
07/01/29 ...... 120 121,136
Louisville and Jefferson
County Metropolitan
Sewer District (RB)
5.000%,
05/15/42 ...... 2,390 2,614,238
5.000%,
05/15/43 ...... 2,635 2,871,076
Louisville/Jefferson
County Metropolitan
Government (RB)
5.000%, 10/01/26 630 650,345
TOTAL KENTUCKY ..... 15,087,571
LOUISIANA — (0.6%)
Ascension Parish
School Board (GO)
5.000%, 03/01/26 195 199,972
City of New Orleans
(GO)
5.000%,
12/01/24 ...... 2,000 2,001,832
5.000%,
12/01/27 ...... 1,460 1,544,984
5.000%,
12/01/29 ...... 750 820,758
5.000%,
12/01/34 ...... 200 217,658
¤ City of New Orleans
Sewerage Service
(RB)
5.000%, 06/01/31
(Pre-refunded @
$100, 6/1/25)
...
215 217,237
City of New Orleans
Water System (RB)
5.000%, 12/01/27 115 116,862
East Ouachita Parish
School District (GO)
4.000%, 03/01/26 250 252,317
Lafourche Parish
School Board (GO)
5.000%, 03/01/29 60 64,633
St. Tammany Parish
Wide School District
No. 12 (GO)
Face
Amount Value†
(000)
LOUISIANA — (Continued)
5.000%,
03/01/26 ...... 420 $ 430,266
5.000%,
03/01/27 ...... 605 633,600
State of Louisiana
(GO), Series A
5.000%, 03/01/25 835 839,522
¤ State of Louisiana
Gasoline & Fuels
Tax (RB), Series A
5.000%, 05/01/34
(Pre-refunded @
$100, 5/1/25)
...
1,085 1,093,178
TOTAL LOUISIANA ..... 8,432,819
LOUSIANA — (0.0%)
Ascension Parish
School Board (GO)
5.500%, 03/01/25 250 251,737
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/26 300 309,408
Maine Health &
Higher Educational
Facilities Authority
(RB)
5.000%, 07/01/29 25 26,766
State of Maine (GO),
Series D
5.000%, 06/01/28 380 409,192
TOTAL MAINE ......... 745,366
MARYLAND — (4.3%)
City of Baltimore (GO)
5.000%,
10/15/25 ...... 160 163,037
5.000%,
10/15/26 ...... 1,470 1,531,504
County of Anne Arundel
(GO)
5.000%,
04/01/26 ...... 2,495 2,566,436
5.000%,
10/01/27 ...... 1,005 1,070,562
5.000%,
10/01/37 ...... 1,435 1,473,347
County of Baltimore
(GO)
5.000%,
07/01/26 ...... 1,060 1,097,534
5.000%,
03/01/27 ...... 3,920 4,122,643
County of Charles
(GO)
5.000%, 10/01/29 1,505 1,660,857

123
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
MARYLAND — (Continued)
County of Harford
(GO), Series A
5.000%, 10/01/29 2,000 $ 2,207,119
County of Howard
(GO), Series A
5.000%, 08/15/26 1,125 1,168,699
County of Montgomery
(GO)
5.000%,
11/01/24 ...... 150 150,000
5.000%,
10/01/26 ...... 1,120 1,165,946
5.000%,
10/01/27 ...... 1,035 1,102,219
4.000%,
08/01/43 ...... 8,000 8,053,333
4.000%,
08/01/44 ...... 8,800 8,829,316
County of Prince
George's (GO)
5.000%,
07/01/26 ...... 3,000 3,107,221
5.000%,
07/01/27 ...... 1,090 1,154,740
5.000%,
08/01/43 ...... 4,765 5,314,803
Maryland Health &
Higher Educational
Facilities Authority
(RB), Series B
5.000%, 08/15/28 105 105,112
State of Maryland (GO)
5.000%,
03/15/26 ...... 2,640 2,714,730
5.000%,
08/01/26 ...... 615 638,083
5.000%,
08/01/26 ...... 255 264,571
5.000%,
08/01/27 ...... 3,950 4,191,165
5.000%,
08/01/29 ...... 1,095 1,182,161
5.000%,
03/15/32 ...... 1,680 1,818,231
4.000%,
08/01/35 ...... 1,060 1,100,985
Washington
Suburban Sanitary
Commission (RB)
5.000%, 12/01/25
(CNTY GTD)
....
1,125 1,147,651
TOTAL MARYLAND ..... 59,102,005
Face
Amount Value†
(000)
MASSACHUSETTS
— (3.9%)
Bristol-Plymouth
Regional Vocational
Technical School
District (GO)
4.000%,
02/28/25 (ST AID
WITHHLDG)
....
1,625 $ 1,628,627
City of Fall River (GO)
3.000%,
12/01/34 (ST AID
WITHHLDG)
....
200 187,331
City of Quincy (GO)
3.000%,
11/01/24 ...... 100 100,000
5.000%,
07/25/25 ...... 1,140 1,156,553
5.000%,
09/01/41 ...... 995 1,118,811
5.000%,
09/01/42 ...... 2,725 3,050,830
City of Revere (GO)
5.000%, 10/15/25 565 575,832
Commonwealth of
Massachusetts (GO)
5.000%,
07/01/28 ...... 205 221,538
5.000%,
05/01/29 ...... 600 657,693
5.000%,
10/01/29 ...... 6,085 6,717,797
5.000%,
07/01/36 ...... 5,835 5,982,933
4.000%,
02/01/37 ...... 1,490 1,495,479
4.000%,
02/01/39 ...... 1,840 1,873,553
5.000%,
08/01/41 ...... 8,500 9,413,186
5.000%,
05/01/44 ...... 1,000 1,095,878
5.000%,
08/01/44 ...... 5,000 5,489,548
¤ Massachusetts Bay
Transportation
Authority Sales Tax
(RB), Series B
5.000%, 07/01/27
(Pre-refunded @
$100, 7/1/25)
...
475 480,429
Massachusetts
Development
Finance Agency
(RB)
5.000%,
07/01/34 ...... 170 182,400

124
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
MASSACHUSETTS
— (Continued)
¤ 5.000%,
06/01/39 (Pre-
refunded @ $100,
6/1/29) ........ 1,250 $ 1,370,273
5.000%,
07/01/39 ...... 1,420 1,500,703
Massachusetts School
Building Authority
(RB)
¤ 5.000%,
08/15/35 (Pre-
refunded @ $100,
8/15/25) ....... 460 466,835
¤ 5.000%,
02/15/49 (Pre-
refunded @ $100,
2/15/26) ....... 2,010 2,063,976
Town of Bedford (GO)
5.000%, 05/01/25 160 161,466
Town of Lynnfield (GO)
4.000%, 02/06/25 3,115 3,120,200
Town of Watertown
(GO)
4.000%,
06/15/41 ...... 1,570 1,610,006
4.000%,
06/15/42 ...... 1,505 1,527,191
TOTAL
MASSACHUSETTS ..... 53,249,068
MICHIGAN — (2.2%)
¤ Brandon School
District (GO), Series
A
5.000%, 05/01/34
(Q-SBLF) (Pre-
refunded @ $100,
5/1/25)
.........
160 161,325
Central Michigan
University (RB)
5.000%, 10/01/33 200 215,728
Detroit City School
District (GO), Series
A
5.250%, 05/01/26
(AGM) (Q-SBLF)
.
470 485,541
Grand Ledge Public
Schools (GO),
Series II
5.000%, 05/01/39
(Q-SBLF)
......
1,270 1,361,993
Great Lakes Water
Authority Sewage
Disposal System
(RB), Series A
5.000%, 07/01/37 1,000 1,124,645
Face
Amount Value†
(000)
MICHIGAN — (Continued)
Great Lakes Water
Authority Water
Supply System
(RB), Series C
5.000%, 07/01/29 1,950 $ 2,016,065
Kalamazoo Public
Schools (GO)
4.000%, 05/01/25 50 50,155
Michigan Finance
Authority (RB)
5.000%,
11/15/27 ...... 2,105 2,180,032
5.000%,
12/01/28 ...... 90 96,770
5.000%,
12/01/35 ...... 1,865 1,935,316
5.000%,
11/15/37 ...... 1,600 1,636,648
Michigan State
University (RB),
Series A
5.000%, 08/15/42 12,385 13,576,716
Northville Public
Schools (GO),
Series I
5.000%, 05/01/35 475 529,074
Oakland University
(RB), Series A
5.000%, 03/01/29 55 59,224
Pontiac School District
(GO)
4.000%, 05/01/34
(Q-SBLF)
......
2,220 2,267,243
Romeo Community
School District (GO)
4.000%, 05/01/26
(Q-SBLF)
......
285 288,566
Saginaw City School
District (GO)
4.000%, 05/01/28
(Q-SBLF)
......
400 412,113
State of Michigan
(GO), Series A
5.000%, 05/01/25 380 383,203
Troy School District
(GO)
5.000%, 05/01/30
(Q-SBLF)
......
1,000 1,109,452
TOTAL MICHIGAN ..... 29,889,809
MINNESOTA — (1.5%)
City of Minneapolis
(GO)
3.000%, 12/01/24 235 234,807
City of St. Paul (GO),
Series A
5.000%, 09/01/26 855 888,719

125
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
MINNESOTA
— (Continued)
County of Hennepin
(GO)
5.000%,
12/01/26 ...... 4,055 $ 4,241,283
5.000%,
12/01/40 ...... 3,055 3,149,291
Minneapolis Special
School District No.
1 (COP), Series C
5.000%, 02/01/32
(SD CRED PROG) 1,000 1,043,603
Minnesota Higher
Education Facilities
Authority (RB),
Series B
5.000%, 10/01/27 440 462,341
St. Louis Park
Independent School
District No. 283 (GO)
5.000%,
02/01/27 (SD
CRED PROG) .. 1,720 1,805,532
5.000%,
02/01/29 (SD
CRED PROG) .. 3,975 4,306,203
State of Minnesota
(GO)
5.000%,
08/01/25 ...... 2,340 2,375,340
5.000%,
08/01/26 ...... 1,695 1,718,548
University of Minnesota
(RB), Series B
5.000%, 10/01/25 305 310,345
Western Minnesota
Municipal Power
Agency (RB),
Series A
5.000%, 01/01/27 510 533,404
TOTAL MINNESOTA .... 21,069,416
MISSISSIPPI — (0.3%)
Mississippi
Development Bank
(RB), Series A
5.000%, 04/01/28 1,305 1,331,438
State of Mississippi
(GO)
5.000%,
09/01/25 ...... 495 502,734
¤ 5.000%,
11/01/33 (Pre-
refunded @ $100,
11/1/26) ....... 1,645 1,718,398
Face
Amount Value†
(000)
MISSISSIPPI
— (Continued)
University of
Mississippi
Educational
Building Corp. (RB)
5.000%, 10/01/25 585 $ 594,932
TOTAL MISSISSIPPI .... 4,147,502
MISSOURI — (0.7%)
Branson Reorganized
School District No.
R-4 (GO), Series B
4.000%, 03/01/25
(ST AID DIR DEP) 300 300,579
City of Kansas City
Sanitary Sewer
System (RB)
5.000%,
01/01/28 ...... 475 507,419
5.000%,
01/01/29 ...... 500 542,506
5.000%,
01/01/30 ...... 300 328,393
City of Wentzville (COP)
5.000%,
11/01/31 ...... 1,040 1,074,859
5.000%,
11/01/32 ...... 290 299,857
Health & Educational
Facilities Authority
of the State of
Missouri (RB)
5.000%, 11/15/26 470 488,697
Jefferson City School
District (COP),
Series A
4.000%, 04/01/26
ETM
..........
100 101,350
Kansas City Industrial
Development
Authority (RB)
5.000%, 03/01/30 270 294,605
Metropolitan St. Louis
Sewer District (RB)
5.000%,
05/01/25 ...... 930 937,967
5.000%,
05/01/26 ...... 180 185,404
5.000%,
05/01/27 ...... 115 121,232
Missouri Joint Municipal
Electric Utility
Commission (RB)
5.000%,
06/01/27 ...... 1,310 1,322,091
5.000%,
12/01/30 ...... 1,150 1,159,883

126
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
MISSOURI — (Continued)
Nixa Public Schools
(GO)
5.000%, 03/01/36
(ST AID DIR DEP) 375 $ 418,272
North Kansas City
School District No.
74 (GO)
6.000%, 03/01/27
(ST AID DIR DEP) 1,660 1,779,764
University City School
District (GO)
5.250%, 02/15/44
(ST AID DIR DEP) 310 332,520
TOTAL MISSOURI ...... 10,195,398
NEBRASKA — (1.1%)
City of Gretna (COP)
5.000%, 12/15/25 380 380,690
City of Omaha (GO)
5.000%, 04/15/29 720 784,686
Metropolitan Utilities
District of Omaha
Gas System (RB)
5.000%,
12/01/41 ...... 1,840 2,021,067
5.000%,
12/01/42 ...... 2,495 2,725,431
Omaha Public Power
District (RB)
5.000%,
02/01/25 ...... 550 552,257
5.000%,
02/01/39 ...... 2,515 2,525,385
5.000%,
02/01/43 ...... 5,390 5,404,251
Public Power
Generation Agency
(RB)
5.000%,
01/01/28 ...... 170 170,371
5.000%,
01/01/29 ...... 60 60,131
TOTAL NEBRASKA ..... 14,624,269
NEVADA — (1.2%)
City of North Las
Vegas (GO)
5.000%, 06/01/28
(BAM)
.........
190 203,656
Clark County School
District (GO)
5.000%,
06/15/26 ...... 275 280,687
5.000%,
06/15/28 ...... 150 157,503
County of Clark (GO)
Face
Amount Value†
(000)
NEVADA — (Continued)
5.000%,
11/01/24 ...... 565 $ 565,000
5.000%,
07/01/27 ...... 1,595 1,687,247
County of Clark
Passenger Facility
Charge (RB)
5.000%,
07/01/27 ...... 275 290,227
5.000%,
07/01/28 ...... 660 709,155
Las Vegas Convention
& Visitors Authority
(RB), Series B
5.000%, 07/01/27 430 453,230
Las Vegas Valley
Water District (GO),
Series A
5.000%, 06/01/27 2,060 2,174,233
State of Nevada (GO)
5.000%,
05/01/25 ...... 1,245 1,256,276
5.000%,
05/01/42 ...... 1,015 1,115,517
5.000%,
05/01/43 ...... 4,780 5,233,105
Washoe County School
District (GO)
5.000%,
10/01/25 (BAM) 510 519,644
5.000%,
04/01/26 ...... 1,000 1,029,488
4.000%,
10/01/32 ...... 1,190 1,213,205
TOTAL NEVADA ....... 16,888,173
NEW HAMPSHIRE
— (0.1%)
State of New
Hampshire (GO),
Series A
5.000%, 02/15/37 980 1,107,831
NEW JERSEY — (3.9%)
City of Linden (GO)
4.500%, 07/10/25 1,600 1,612,930
County of Essex (GO)
4.250%,
07/10/25 ...... 6,300 6,345,580
5.000%,
09/01/25 ...... 185 187,964
County of Hudson
(GO)
4.000%, 02/28/25 7,250 7,264,719
County of Mercer (GO)
4.000%, 02/01/26 1,330 1,349,068

127
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
NEW JERSEY
— (Continued)
Cumberland County
Improvement
Authority (The) (RB)
5.000%, 12/15/24
(BAM)
.........
350 $ 350,643
New Jersey
Educational
Facilities Authority
(RB), Series A
5.000%, 07/01/25
(AGM)
.........
60 60,665
New Jersey
Transportation Trust
Fund Authority (RB)
5.000%,
06/15/31 ...... 3,000 3,304,976
5.000%,
06/15/35 ...... 200 221,823
New Jersey Turnpike
Authority (RB)
5.000%,
01/01/33 ...... 2,115 2,119,435
5.000%,
01/01/35 ...... 700 734,409
State of New Jersey
(GO)
5.000%,
06/01/28 ...... 905 972,281
5.000%,
06/01/29 ...... 840 916,701
4.000%,
06/01/30 ...... 1,560 1,642,427
Township of Edison
(GO)
4.500%, 11/07/24 5,000 5,000,835
Township of Hamilton
/Mercer County
(GO), Series A
5.000%, 05/14/25 2,000 2,016,429
Township of Livingston
(GO)
5.000%, 12/10/24 4,145 4,151,951
Township of Lyndhurst
(GO)
4.250%, 01/30/25 2,000 2,003,925
Township of
Parsippany (GO)
4.000%, 10/29/25 5,000 5,039,719
Township of South
Brunswick (GO),
Series A
4.000%, 10/21/25 3,000 3,022,456
Township of Toms River
(GO)
Face
Amount Value†
(000)
NEW JERSEY
— (Continued)
4.000%,
06/01/26 ...... 1,440 $ 1,469,500
4.000%,
06/01/27 ...... 690 711,621
Township of Union/
Union County (GO)
4.500%, 01/21/25 3,015 3,021,016
TOTAL NEW JERSEY ... 53,521,073
NEW MEXICO — (0.6%)
Albuquerque Bernalillo
County Water Utility
Authority (RB)
5.000%, 07/01/29 1,075 1,131,940
City of Albuquerque
(GO)
5.000%,
07/01/26 ...... 395 408,535
4.000%,
07/01/38 ...... 1,000 1,017,961
New Mexico Hospital
Equipment Loan
Council (RB)
4.000%, 08/01/36 3,515 3,454,414
State of New Mexico
Severance Tax
Permanent Fund
(RB)
5.000%, 07/01/27 2,445 2,587,054
TOTAL NEW MEXICO ... 8,599,904
NEW YORK — (6.8%)
Canton Central School
District (GO), Series
A
4.000%,
06/27/25 (ST AID
WITHHLDG)
....
2,500 2,513,422
City of New York (GO)
5.000%,
08/01/25 ...... 660 668,987
5.000%,
08/01/28 ...... 2,210 2,288,762
5.000%,
08/01/28 ...... 1,350 1,421,584
5.000%,
12/01/39 ...... 5,525 5,816,324
3.700%,
10/01/46 ...... 3,055 3,055,000
3.700%,
12/01/47 ...... 965 965,000
City of Rochester (GO)
5.000%, 07/31/25 5,000 5,064,390

128
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
NEW YORK — (Continued)
Dutchess County Local
Development Corp.
(RB), Series B
4.000%, 07/01/34 85 $ 84,280
Empire State
Development Corp.
(RB)
5.000%,
03/15/25 ETM .. 1,450 1,459,408
5.000%,
03/15/26 ETM .. 395 406,720
5.000%,
03/15/27 ETM .. 3,000 3,154,466
4.000%,
03/15/34 ETM .. 4,080 4,183,964
5.000%,
03/15/35 ETM .. 3,630 3,976,274
Metropolitan
Transportation
Authority (RB)
5.000%,
11/15/24 ...... 3,595 3,596,415
5.000%,
11/15/25 ...... 800 814,306
5.000%,
11/15/36 ...... 2,810 2,825,706
Monroe County
Industrial
Development Corp.
(RB)
5.000%,
12/01/25 ...... 40 40,431
5.000%,
12/01/26 ...... 390 402,643
New York City Industrial
Development
Agency (RB)
5.000%,
03/01/28 (AGM) 300 319,428
5.000%,
01/01/29 (AGM) 2,555 2,741,429
New York Convention
Center Development
Corp. (RB)
5.000%,
11/15/25 ...... 65 65,991
5.000%,
11/15/35 ...... 2,500 2,529,227
New York State
Dormitory Authority
(RB)
5.000%,
02/15/26 ETM .. 1,115 1,145,800
5.000%,
03/15/26 ETM .. 2,015 2,074,786
Face
Amount Value†
(000)
NEW YORK — (Continued)
5.000%,
05/01/26 ...... 275 $ 277,086
¤ 5.000%,
02/15/29 (Pre-
refunded @ $100,
2/15/29) ....... 500 502,569
5.000%,
02/15/33 ...... 690 710,718
5.000%,
03/15/33 ...... 4,190 4,213,039
5.000%,
03/15/34 ...... 1,385 1,473,301
4.000%,
02/15/35 ...... 2,500 2,495,649
5.000%,
03/15/38 ...... 375 416,410
5.000%,
03/15/39 ...... 1,885 1,979,647
5.000%,
02/15/41 ...... 3,845 4,079,560
5.000%,
03/15/41 ...... 1,500 1,513,030
5.000%,
03/15/43 ...... 3,000 3,270,253
New York State
Thruway Authority
(RB)
5.000%,
01/01/26 ...... 185 189,331
5.000%,
03/15/29 ...... 1,045 1,138,033
5.000%,
01/01/32 ...... 420 421,030
Niagara Falls City
School District (GO)
4.500%,
07/10/25 (ST AID
WITHHLDG)
....
4,795 4,830,754
Port Authority of New
York & New Jersey
(RB)
4.000%,
12/01/26 ...... 750 769,417
5.000%,
12/01/37 ...... 165 186,433
5.000%,
07/15/41 ...... 3,240 3,571,760
Town of North
Hempstead (GO),
Series B
4.000%, 09/19/25 2,000 2,016,750
Town of Oyster Bay
(GO)
5.000%, 08/01/29
(AGM)
.........
85 93,317

129
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
NEW YORK — (Continued)
Triborough Bridge &
Tunnel Authority
(RB)
5.000%,
11/15/28 ...... 4,030 $ 4,356,366
5.000%,
11/15/29 ...... 500 553,853
Village of Garden City
(GO)
4.000%, 02/14/25 3,000 3,006,230
TOTAL NEW YORK ..... 93,679,279
NORTH CAROLINA
— (0.8%)
City of Charlotte Water
& Sewer System
(RB)
5.000%,
07/01/27 ...... 1,220 1,292,714
5.000%,
07/01/43 ...... 500 556,767
City of Durham Water
& Sewer Utility
System (RB)
5.000%, 08/01/28 1,415 1,528,807
City of Fayetteville
Public Works
Commission (RB)
5.000%, 03/01/39 2,250 2,505,250
City of Raleigh
Combined
Enterprise System
(RB)
5.000%, 09/01/36 375 427,249
County of Durham (GO)
5.000%,
06/01/36 ...... 600 681,144
5.000%,
06/01/37 ...... 165 186,719
North Carolina Capital
Facilities Finance
Agency (RB)
4.000%, 05/01/34 80 79,960
North Carolina Medical
Care Commission
(RB)
4.000%, 06/01/25 130 130,381
North Carolina
Municipal Power
Agency No. 1 (RB),
Series A
5.000%, 01/01/32 345 373,791
North Carolina Turnpike
Authority (RB)
5.000%,
01/01/25 ...... 2,000 2,004,666
Face
Amount Value†
(000)
NORTH CAROLINA
— (Continued)
State of North Carolina
(RB)
5.000%,
03/01/25 ...... 150 $ 150,857
5.000%,
03/01/33 ...... 350 374,594
TOTAL NORTH
CAROLINA ........... 10,292,899
OHIO — (1.7%)
Akron Bath Copley
Joint Township
Hospital District
(RB), Series A
5.000%, 11/15/29 75 81,883
American Municipal
Power, Inc. (RB)
5.000%,
02/15/26 ...... 910 930,470
5.000%,
02/15/29 ...... 405 414,320
¤ Big Walnut Local
School District (GO)
5.000%, 12/01/34
(Pre-refunded @
$100, 6/1/25)
...
490 494,957
City of Columbus
(GO), Series A
5.000%, 08/15/41 500 561,978
County of Allen Hospital
Facilities (RB)
5.000%,
12/01/26 ...... 1,215 1,263,295
5.000%,
08/01/29 ...... 695 735,881
Ohio Higher
Educational Facility
Commission (RB)
5.000%, 05/01/28 900 948,600
Ohio State University
(The) (GO), Series
A
5.000%, 12/01/26 410 428,590
¤ St. Marys City School
District (GO)
5.000%, 12/01/27
(SD CRED PROG)
(Pre-refunded @
$100, 12/1/24)
..
455 455,553
State of Ohio (GO)
5.000%,
08/01/25 ...... 1,030 1,044,633
5.000%,
09/01/25 ...... 760 772,190
5.000%,
05/01/26 ...... 435 448,655

130
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
OHIO — (Continued)
¤ 5.000%,
11/01/26 (Pre-
refunded @ $100,
5/1/25) ........ 570 $ 575,427
5.000%,
09/15/27 ...... 2,345 2,493,826
5.000%,
05/01/28 ...... 1,770 1,904,860
5.000%,
03/01/29 ...... 815 889,541
5.000%,
02/01/32 ...... 2,550 2,605,094
5.000%,
05/01/35 ...... 1,125 1,172,867
State of Ohio (RB)
5.000%,
01/01/32 ...... 1,610 1,697,809
5.000%,
01/01/33 ...... 2,540 2,675,271
TOTAL OHIO .......... 22,595,700
OKLAHOMA — (0.4%)
Cleveland County
Educational
Facilities Authority
(RB), Series A
5.000%, 06/01/32 2,660 2,938,697
Cushing Educational
Facilities Authority
(RB)
5.000%, 09/01/28 1,255 1,330,699
Garfield County
Educational
Facilities Authority
(RB), Series A
5.000%, 09/01/30 1,375 1,409,098
Oklahoma County
Independent School
District No. 12
Edmond (GO)
3.000%, 03/01/26 480 479,359
TOTAL OKLAHOMA .... 6,157,853
OREGON — (2.6%)
City of Bend (GO)
5.000%, 06/01/43 3,615 4,006,768
City of Eugene Electric
Utility System (RB)
5.000%, 08/01/43 535 591,495
City of Portland (GO),
Series A
5.000%, 06/01/26 500 516,925
City of Portland Sewer
System (RB),
Series A
5.000%, 06/15/26 575 594,930
Face
Amount Value†
(000)
OREGON — (Continued)
County of Multnomah
(GO)
5.000%, 06/01/29 1,060 $ 1,117,912
Deschutes County
Administrative
School District No.
1 Bend-La Pine
(GO)
5.000%, 06/15/26
(SCH BD GTY)
..
4,120 4,258,821
Deschutes County
Hospital Facilities
Authority (RB)
5.000%, 01/01/32 125 133,114
Multnomah &
Clackamas
Counties School
District No. 10JT
Gresham-Barlow
(GO), Series B
5.000%, 06/15/25
(SCH BD GTY)
..
305 308,336
Multnomah County
School District No. 1
Portland (GO)
5.000%,
06/15/25 (SCH
BD GTY) ...... 615 621,802
5.000%,
06/15/27 (SCH
BD GTY) ...... 500 529,144
5.000%,
06/15/36 (SCH
BD GTY) ...... 1,500 1,696,044
Multnomah County
School District No.
7 Reynolds (GO),
Series A
5.000%, 06/15/27
(SCH BD GTY)
..
1,025 1,037,310
Oregon Health &
Science University
(RB), Series B
5.000%, 07/01/33 1,310 1,342,900
Oregon State Facilities
Authority (RB),
Series A
5.000%, 06/01/32 460 468,779
Port of Portland OR
Airport (RB), Series
A
5.000%, 07/01/29 75 81,755
Portland Community
College District (GO)
5.000%,
06/15/27 ...... 2,035 2,103,152

131
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
OREGON — (Continued)
5.000%,
06/15/33 ...... 1,085 $ 1,114,897
State of Oregon (GO)
5.000%,
05/01/25 ...... 480 484,332
5.000%,
05/01/27 ...... 185 195,266
5.000%,
05/01/28 ...... 670 676,097
5.000%,
05/01/32 ...... 1,985 2,037,325
3.600%,
06/01/39 ...... 2,100 2,100,000
5.250%,
05/01/44 ...... 540 609,266
State of Oregon
Department of
Transportation (RB)
5.000%,
05/15/25 ...... 1,300 1,312,461
¤ 5.000%,
11/15/30 (Pre-
refunded @ $100,
11/15/24) ...... 480 480,271
¤ 4.000%,
11/15/32 (Pre-
refunded @ $100,
11/15/24) ...... 3,550 3,550,774
5.000%,
11/15/41 ...... 1,035 1,140,370
Tri-County
Metropolitan
Transportation
District of Oregon
(RB), Series A
3.250%, 10/01/34 50 47,901
Tualatin Valley Water
District (RB)
5.000%, 06/01/43 550 603,030
Washington &
Clackamas
Counties School
District No. 23J
Tigard-Tualatin
(GO), Series 23-J
5.000%, 06/15/31
(SCH BD GTY)
..
1,050 1,103,877
Washington &
Multnomah
Counties School
District No. 48J
Beaverton (GO),
Series C
5.000%, 06/15/27
(SCH BD GTY)
..
1,265 1,336,430
TOTAL OREGON ...... 36,201,484
Face
Amount Value†
(000)
PENNSYLVANIA — (2.1%)
Baldwin Whitehall
School District (GO)
5.000%, 11/15/25
(BAM) (ST AID
WITHHLDG)
....
890 $ 906,837
Bristol Township
School District (GO)
5.000%, 06/01/25
(BAM) (ST AID
WITHHLDG)
....
165 166,476
¤ Chartiers Valley
School District
(GO), Series B
5.000%,
10/15/40 (ST AID
WITHHLDG) (Pre-
refunded @ $100,
4/15/25)
........
855 861,481
Chichester School
District (GO)
4.000%, 09/15/28
(AGM) (ST AID
WITHHLDG)
....
45 46,476
City of Philadelphia
(GO)
5.000%,
08/01/25 ...... 415 420,548
5.000%,
08/01/27 ...... 1,865 1,966,459
5.000%,
08/01/27 ...... 330 334,097
5.000%,
08/01/37 ...... 1,225 1,267,565
Commonwealth of
Pennsylvania (GO),
Series 2ND
4.000%, 09/15/32 620 627,117
County of Lackawanna
(GO), Series B
4.000%, 09/01/30
(BAM)
.........
200 202,861
County of Lehigh (RB)
5.000%, 07/01/29 1,220 1,308,945
County of Montgomery
(GO)
5.000%, 07/01/26 2,000 2,070,487
Delaware River Port
Authority (RB),
Series A
5.000%, 01/01/35 150 160,022
East Stroudsburg Area
School District
(GO), Series AA
4.000%,
09/01/27 (ST AID
WITHHLDG)
....
60 60,556

132
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
PENNSYLVANIA
— (Continued)
Monroeville Finance
Authority (RB),
Series B
5.000%, 02/15/29 1,220 $ 1,314,304
Pennsylvania Economic
Development
Financing Authority
(RB)
5.000%,
02/01/28 ...... 2,500 2,502,193
5.000%,
02/01/29 ...... 1,000 1,000,818
5.000%,
02/01/33 ...... 175 175,075
Pennsylvania Higher
Educational Facilities
Authority (RB)
5.000%,
06/15/26 ...... 695 718,445
5.000%,
05/01/29 ...... 60 61,046
5.000%,
05/01/34 ...... 770 778,348
Pennsylvania Turnpike
Commission (RB)
5.000%,
12/01/33 ...... 2,520 2,589,460
5.000%,
12/01/35 ...... 250 282,799
5.000%,
12/01/36 ...... 2,625 2,691,085
Philadelphia Gas
Works Co. (RB),
Series A
5.000%, 08/01/28
(AGM)
.........
55 58,610
Pittsburgh Water &
Sewer Authority (RB)
5.000%,
09/01/26 (AGM) 1,410 1,460,225
5.000%,
09/01/26 (AGM) 1,010 1,045,977
5.000%,
09/01/29 ...... 905 984,715
5.000%,
09/01/30 ...... 475 519,065
Snyder County Higher
Education Authority
(RB)
5.000%, 01/01/27 775 783,557
Souderton Area School
District (GO)
5.000%,
11/01/24 (ST AID
WITHHLDG)
....
1,000 1,000,000
Face
Amount Value†
(000)
PENNSYLVANIA
— (Continued)
Southeastern
Pennsylvania
Transportation
Authority (RB)
5.000%, 06/01/28 235 $ 247,391
¤ State Public School
Building Authority
(RB), Series B2
5.000%, 12/01/25
(BAM) (ST
APPROP) (Pre-
refunded @ $100,
12/1/24)
........
770 770,936
TOTAL PENNSYLVANIA . 29,383,976
RHODE ISLAND — (0.1%)
Rhode Island Turnpike
& Bridge Authority
(RB), Series A
5.000%, 10/01/32 245 250,356
State of Rhode Island
(GO)
5.000%,
12/01/41 ...... 635 707,952
5.000%,
12/01/42 ...... 610 676,824
TOTAL RHODE ISLAND . 1,635,132
SOUTH CAROLINA
— (1.0%)
Aiken County
Consolidated
School District (GO)
5.000%, 04/01/27
(SCSDE)
.......
905 952,398
Anderson County
School District No.
1 (GO)
5.000%, 03/01/27
(SCSDE)
.......
2,045 2,148,241
Beaufort County
School District
(GO), Series C
5.000%, 03/01/26
(SCSDE)
.......
4,410 4,527,698
Charleston Educational
Excellence Finance
Corp. (RB)
5.000%, 12/01/24 135 135,149
County of Charleston
(GO), Series A
5.000%,
11/01/25 (ST AID
WITHHLDG)
....
170 173,436
County of Dorchester
SC (GO)
5.000%, 05/01/25 1,000 1,007,647

133
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
SOUTH CAROLINA
— (Continued)
Greenville Health
System (RB),
Series B
5.000%, 05/01/29 65 $ 65,124
Oconee County School
District (GO)
5.000%, 03/01/26
(SCSDE)
.......
940 966,333
Piedmont Municipal
Power Agency (RB)
5.000%,
01/01/28 ...... 65 65,154
5.000%,
01/01/30 ...... 1,760 1,763,534
South Carolina Public
Service Authority
(RB)
5.000%,
12/01/25 ...... 345 345,291
5.000%,
12/01/26 ...... 175 175,077
Spartanburg County
School District No 7
(GO), Series D
5.000%, 03/01/44
(SCSDE)
.......
1,385 1,453,593
TOTAL SOUTH
CAROLINA ........... 13,778,675
TENNESSEE — (2.6%)
¤ City of Clarksville
Water Sewer & Gas
(RB)
5.000%, 02/01/31
(Pre-refunded @
$100, 2/2/26)
...
1,080 1,107,872
City of Knoxville Electric
System (RB)
5.000%,
07/01/28 ...... 780 839,443
5.000%,
07/01/29 ...... 830 908,472
City of Memphis (GO),
Series A
5.000%, 10/01/43 5,000 5,364,540
City of Sevierville (GO)
5.000%, 06/01/26 2,630 2,715,680
County of Bedford
(GO)
5.000%, 06/01/26 1,000 1,032,578
County of Knox (GO)
5.000%,
06/01/25 ...... 500 505,312
5.000%,
06/01/26 ...... 200 206,641
Face
Amount Value†
(000)
TENNESSEE
— (Continued)
4.000%,
06/01/38 ...... 1,500 $ 1,529,703
County of Maury (GO)
5.000%, 07/01/28 1,640 1,769,078
County of Shelby (GO)
5.000%, 04/01/25 1,485 1,495,936
County of Williamson
(GO)
5.000%,
04/01/39 ...... 1,830 2,052,509
5.000%,
04/01/40 ...... 4,725 5,267,670
Greeneville Health
& Educational
Facilities Board
(RB)
5.000%, 07/01/30 110 115,538
Knox County Health
Educational &
Housing Facility
Board (RB), Series
A
5.000%, 01/01/33 100 102,770
Metropolitan
Government
Nashville & Davidson
County Health &
Educational Facs Bd
(RB)
5.000%,
07/01/30 ...... 2,315 2,376,963
5.000%,
07/01/31 ...... 2,060 2,267,018
Metropolitan
Government of
Nashville & Davidson
County (GO)
5.000%,
01/01/28 ...... 430 444,471
4.000%,
07/01/37 ...... 1,000 1,001,716
State of Tennessee
(GO)
5.000%,
08/01/27 ...... 1,000 1,014,158
5.000%,
09/01/27 ...... 1,100 1,169,636
West Knox Utility
District (RB)
5.000%, 06/01/25 315 318,000
TOTAL TENNESSEE .... 33,605,704
TEXAS — (19.4%)
Alamo Community
College District (GO)

134
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
5.000%,
02/15/26 ...... 2,820 $ 2,891,027
5.000%,
02/15/30 ...... 1,335 1,471,710
Alamo Heights
Independent School
District (GO), Series
A
5.000%, 02/01/26
(PSF-GTD)
.....
530 543,208
Aldine Independent
School District (GO)
5.000%, 02/15/25
(PSF-GTD)
.....
275 276,278
Alvin Independent
School District (GO)
5.000%, 02/15/25
(PSF-GTD)
.....
325 326,454
¤ Austin Community
College District
(GO)
5.000%, 08/01/30
(Pre-refunded @
$100, 8/1/25)
...
685 693,965
Austin Independent
School District (GO)
5.000%,
08/01/25 (PSF-
GTD) ......... 275 278,720
5.000%,
08/01/25 ...... 1,160 1,175,257
5.000%,
08/01/25 (PSF-
GTD) ......... 535 542,236
5.000%,
08/01/27 (PSF-
GTD) ......... 1,480 1,532,967
5.000%,
08/01/29 ...... 700 766,963
5.000%,
08/01/42 (PSF-
GTD) ......... 1,100 1,197,848
5.000%,
08/01/43 ...... 1,120 1,216,396
Barbers Hill
Independent School
District (GO)
5.000%, 02/15/44
(PSF-GTD)
.....
105 115,323
Bexar County Hospital
District (GO)
5.000%, 02/15/27 1,250 1,307,895
Birdville Independent
School District (GO)
Face
Amount Value†
(000)
TEXAS — (Continued)
5.000%,
02/15/27 (PSF-
GTD) ......... 500 $ 523,636
5.000%,
02/15/28 ...... 550 586,589
5.000%,
02/15/29 ...... 500 541,578
5.000%,
02/15/30 ...... 605 664,153
Board of Regents of the
University of Texas
System (RB)
5.000%,
08/15/26 ...... 215 222,927
5.000%,
08/15/39 ...... 1,790 1,902,804
5.000%,
08/15/43 ...... 7,435 8,102,272
Brushy Creek Regional
Utility Authority, Inc.
(RB)
4.000%, 08/01/32 270 270,902
Bryan Independent
School District (GO)
4.000%, 02/15/30
(PSF-GTD)
.....
1,675 1,762,607
Carrizo Springs
Consolidated
Independent School
District (GO)
5.000%, 08/15/25
(PSF-GTD)
.....
990 1,003,811
Central Texas Regional
Mobility Authority
(RB)
5.000%,
01/01/26 ...... 280 285,810
5.000%,
01/01/29 ...... 50 53,487
¤ 5.000%,
01/01/45 (Pre-
refunded @ $100,
7/1/25) ........ 1,765 1,784,589
Central Texas
Turnpike System
(RB), Series A
5.000%, 08/15/39 1,045 1,108,610
City of Amarillo
Waterworks & Sewer
System (RB)
5.000%,
04/01/28 ...... 550 588,833
5.000%,
04/01/29 ...... 870 947,330
City of Austin (GO)

135
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
5.000%,
09/01/25 ...... 650 $ 660,472
5.000%,
09/01/26 ...... 140 145,524
5.000%,
09/01/29 ...... 1,790 1,961,342
City of Austin Water &
Wastewater System
(RB)
5.000%,
11/15/29 ...... 475 521,414
5.000%,
11/15/41 ...... 1,000 1,085,151
City of Bryan Electric
System (RB)
5.000%, 07/01/28
(AGM)
.........
980 1,048,436
City of Cedar Park (GO)
5.000%,
02/15/25 ...... 655 657,187
5.000%,
02/15/28 ...... 530 565,431
City of College Station
(GO)
5.000%,
02/15/28 ...... 1,015 1,082,853
5.000%,
02/15/29 ...... 245 265,270
5.000%,
02/15/35 ...... 1,040 1,151,087
City of Dallas Hotel
Occupancy Tax (RB)
5.000%,
08/15/25 ...... 730 739,327
4.000%,
08/15/27 ...... 1,115 1,124,490
City of Dallas
Waterworks &
Sewer System
(RB), Series C
4.000%, 10/01/34 1,090 1,122,617
City of Denton (GO)
5.000%,
02/15/26 ...... 1,945 1,996,478
5.000%,
02/15/29 ...... 2,410 2,616,485
City of DeSoto (GO)
5.000%, 02/15/25 1,465 1,472,021
City of El Paso Water &
Sewer (RB)
5.000%,
03/01/26 ...... 995 1,021,567
5.000%,
03/01/27 ...... 695 727,695
City of Fort Worth (GO)
Face
Amount Value†
(000)
TEXAS — (Continued)
5.000%,
03/01/26 ...... 4,955 $ 5,082,311
5.000%,
03/01/27 ...... 2,665 2,792,761
5.000%,
03/01/36 ...... 4,690 5,168,530
5.000%,
03/01/37 ...... 2,430 2,670,927
City of Frisco (GO)
5.000%, 02/15/26 1,220 1,250,728
City of Houston (GO)
5.000%,
03/01/25 ...... 690 693,964
5.000%,
03/01/27 ...... 1,005 1,053,412
5.250%,
03/01/39 ...... 500 556,544
5.250%,
03/01/40 ...... 2,810 3,114,138
5.250%,
03/01/43 ...... 5,125 5,616,767
5.000%,
03/01/44 ...... 1,585 1,711,239
City of Hutto (GO)
5.000%, 08/01/43
(BAM)
.........
805 867,503
City of Irving (GO)
5.000%, 09/15/26 960 998,314
City of Laredo
Waterworks & Sewer
System (RB)
5.000%,
03/01/28 ...... 1,000 1,065,415
5.000%,
03/01/43 ...... 625 667,636
5.000%,
03/01/44 ...... 500 531,873
City of Lewisville (GO)
5.000%, 02/15/26 370 379,793
City of Lubbock (GO),
Series A
5.000%, 02/15/25 445 447,210
City of Mount Pleasant
(GO)
5.000%,
05/15/39 (AGM) 1,845 2,004,322
5.000%,
05/15/43 (AGM) 2,090 2,231,410
City of Pflugerville (GO)
4.000%,
08/01/30 ...... 1,000 1,035,696
4.000%,
08/01/31 ...... 1,940 1,960,792
5.000%,
08/01/36 ...... 1,665 1,839,812

136
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
City of Richardson
(GO)
5.000%, 02/15/44 1,500 $ 1,622,469
City of San Antonio
(GO)
5.000%,
08/01/26 ...... 2,215 2,300,398
City of San Antonio
Electric & Gas
Systems
5.000%,
02/01/35 ...... 950 988,710
5.000%,
02/01/44 ...... 200 216,533
City of San Antonio
Electric & Gas
Systems (RB)
5.000%,
02/01/26 ...... 2,620 2,684,318
5.000%,
02/01/27 ...... 4,760 4,978,759
4.000%,
02/01/27 ...... 2,000 2,046,461
City of Seguin (GO)
5.000%, 09/01/42 2,000 2,162,107
City of Taylor (GO),
Series A
5.000%, 08/15/38 1,465 1,597,364
City of Temple (GO),
Series A
5.000%, 08/01/27 190 200,709
City of Waco (GO)
5.000%, 02/01/26 1,340 1,371,898
Clear Lake City Water
Authority (GO)
5.000%, 03/01/27 200 208,162
Clifton Higher
Education Finance
Corp. (RB), Series
T
5.000%, 08/15/25
(PSF-GTD)
.....
20 20,263
Comal Independent
School District (GO)
5.000%, 02/01/28
(PSF-GTD)
.....
500 534,867
Conroe Independent
School District
(GO), Series A
5.000%, 02/15/26
(PSF-GTD)
.....
990 1,015,695
County of Bexar (RB)
5.000%, 08/15/27 340 358,336
County of Collin (GO)
5.000%, 02/15/29 1,010 1,097,812
Face
Amount Value†
(000)
TEXAS — (Continued)
County of Fort Bend
Toll Road (RB)
5.000%, 03/01/36 15 $ 15,065
County of Harris (GO)
5.000%,
10/01/25 ...... 675 686,043
5.000%,
10/01/26 ...... 2,475 2,514,328
5.000%,
09/15/28 ...... 1,125 1,217,276
5.000%,
10/01/29 ...... 1,125 1,239,213
5.000%,
09/15/42 ...... 1,460 1,583,345
County of Midland
(GO)
5.000%, 02/15/42 3,890 4,211,706
County of Tarrant (GO)
5.000%, 07/15/26 615 636,864
County of Travis (GO)
4.000%, 03/01/42 2,205 2,169,943
County of Williamson
(GO)
5.000%,
02/15/27 ...... 1,170 1,228,437
5.000%,
02/15/30 ...... 2,630 2,851,143
Crowley Independent
School District (GO)
¤ 5.000%,
08/01/36 (PSF-
GTD) (Pre-
refunded @ $100,
8/1/25) ........ 1,065 1,078,146
5.000%,
02/01/37 (PSF-
GTD) ......... 750 834,252
¤ 4.000%,
08/01/39 (PSF-
GTD) (Pre-
refunded @ $100,
8/1/25) ........ 175 175,876
Cypress-Fairbanks
Independent School
District (GO)
5.000%, 02/15/28
(PSF-GTD)
.....
410 438,102
Dallas Area Rapid
Transit (RB)
¤ 5.000%,
12/01/28 (Pre-
refunded @ $100,
12/1/25) ....... 1,155 1,178,779

137
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
¤ 5.000%,
12/01/32 (Pre-
refunded @ $100,
12/1/24) ....... 505 $ 505,678
¤ 5.000%,
12/01/36 (Pre-
refunded @ $100,
12/1/25) ....... 955 974,661
¤ 5.000%,
12/01/46 (Pre-
refunded @ $100,
12/1/25) ....... 1,330 1,357,382
Dallas College (GO)
5.000%, 02/15/29 1,470 1,589,774
Dallas County Utility &
Reclamation District
(GO)
5.000%, 02/15/26 355 362,583
Dallas Fort Worth
International Airport
(RB)
5.000%,
11/01/24 ...... 385 385,000
5.000%,
11/01/30 ...... 320 353,889
Dallas Independent
School District (GO)
5.000%,
02/15/25 (PSF-
GTD) ......... 675 678,235
5.000%,
02/15/29 (PSF-
GTD) ......... 1,055 1,150,828
5.000%,
02/15/41 (PSF-
GTD) ......... 2,915 3,178,033
Del Valle Independent
School District (GO)
5.000%, 06/15/26
(PSF-GTD)
.....
670 692,360
Denton Independent
School District (GO)
5.000%, 08/15/25
(PSF-GTD)
.....
1,215 1,233,379
Dickinson Independent
School District
(GO), Series A
5.000%, 02/15/25
(PSF-GTD)
.....
340 341,669
Dripping Springs
Independent School
District (GO)
5.000%, 02/15/38
(PSF-GTD)
.....
325 361,729
Face
Amount Value†
(000)
TEXAS — (Continued)
Eagle Mountain
& Saginaw
Independent School
District (GO)
5.000%, 08/15/27
(PSF-GTD)
.....
1,275 $ 1,351,176
El Paso Independent
School District (GO)
5.000%, 08/15/26
(PSF-GTD)
.....
1,160 1,203,015
Fort Bend County
Municipal Utility
District No. 182
(GO)
5.250%, 09/01/29
(BAM)
.........
1,135 1,236,559
Fort Worth
Independent School
District (GO), Series
A
5.000%, 02/15/32
(PSF-GTD)
.....
2,075 2,228,854
Frisco Independent
School District (GO)
4.000%,
02/15/28 (PSF-
GTD) ......... 3,745 3,874,098
5.000%,
02/15/28 (PSF-
GTD) ......... 390 417,111
Galveston Independent
School District (GO)
5.000%,
02/01/27 (PSF-
GTD) ......... 420 439,500
Greater Texoma Utility
Authority (RB),
Series R
5.000%, 10/01/42
(BAM)
.........
2,525 2,729,541
Gulf Coast Authority
(RB), Series B
5.000%, 10/01/29 1,250 1,363,153
Harris County Cultural
Education Facilities
Finance Corp. (RB)
5.000%,
11/15/26 ...... 105 107,617
5.000%,
05/15/27 ...... 770 805,324
5.000%,
05/15/28 ...... 325 345,073
5.000%,
07/01/28 ...... 530 567,182
3.000%,
10/01/40 ...... 245 212,710

138
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
Harris County Flood
Control District
(GO), Series A
5.000%, 10/01/27 1,685 $ 1,792,375
Hays Consolidated
Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD)
.....
430 450,717
Houston Community
College System
(GO)
5.000%,
02/15/28 ...... 1,590 1,698,404
5.000%,
02/15/35 ...... 1,655 1,762,156
Houston Independent
School District (GO)
5.000%,
02/15/25 (PSF-
GTD) ......... 685 688,164
5.000%,
02/15/26 (PSF-
GTD) ......... 695 713,395
Hurst-Euless-Bedford
Independent School
District (GO)
5.000%, 08/15/43
(PSF-GTD)
.....
3,450 3,807,427
Hutto Independent
School District (GO)
5.000%,
08/01/26 (PSF-
GTD) ......... 195 201,671
5.000%,
08/01/27 (PSF-
GTD) ......... 195 206,321
Katy Independent
School District (GO)
5.000%,
02/15/25 (PSF-
GTD) ......... 285 286,316
5.000%,
02/15/27 (PSF-
GTD) ......... 350 366,863
5.000%,
02/15/30 (PSF-
GTD) ......... 2,840 2,964,383
Lake Travis
Independent School
District (GO), Series
A
5.000%, 02/15/25
(PSF-GTD)
.....
450 452,013
Face
Amount Value†
(000)
TEXAS — (Continued)
Lamar Consolidated
Independent School
District (GO)
5.000%,
02/15/28 (PSF-
GTD) ......... 2,215 $ 2,224,850
5.000%,
02/15/30 ...... 1,145 1,258,127
Lower Colorado River
Authority (RB)
5.000%,
05/15/25 ...... 90 90,790
5.000%,
05/15/26 (AGM) 2,105 2,170,933
3.000%,
05/15/26 ...... 125 124,148
5.000%,
05/15/29 ...... 110 119,092
5.000%,
05/15/32 (AGM) 445 490,210
5.000%,
05/15/33 ...... 1,725 1,840,809
5.000%,
05/15/41 ...... 275 292,218
5.000%,
05/15/42 (AGM) 1,000 1,081,144
¤ Mansfield Independent
School District (GO)
5.000%, 02/15/28
(PSF-GTD) (Pre-
refunded @ $100,
2/15/25)
........
215 215,942
McKinney Independent
School District
5.000%, 02/15/25
(PSF-GTD)
.....
1,750 1,758,438
Navasota Independent
School District (GO)
¤ 5.000%,
02/15/30 (PSF-
GTD) (Pre-
refunded @ $100,
2/15/25) ....... 725 728,072
¤ 5.000%,
02/15/32 (PSF-
GTD) (Pre-
refunded @ $100,
2/15/25) ....... 670 672,839
North Texas Tollway
Authority (RB)
5.000%,
01/01/26 ...... 565 577,369
5.000%,
01/01/27 ...... 1,045 1,092,082
5.000%,
01/01/39 ...... 3,000 3,111,077

139
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
Northside Independent
School District (GO)
5.000%, 08/01/26
(PSF-GTD)
.....
500 $ 518,147
Northwest Independent
School District (GO)
5.000%, 02/15/38
(PSF-GTD)
.....
2,855 3,141,991
Permanent University
Fund - University of
Texas System (RB)
5.000%,
07/01/27 ...... 655 677,120
5.000%,
07/01/43 ...... 1,000 1,105,207
Pflugerville
Independent School
District (GO), Series
A
5.000%, 02/15/41 1,010 1,092,488
Plano Independent
School District (GO)
5.000%, 02/15/29 2,170 2,353,184
Richardson
Independent School
District (GO)
5.000%,
02/15/25 (PSF-
GTD) ......... 145 145,615
5.000%,
02/15/27 (PSF-
GTD) ......... 620 650,575
5.000%,
02/15/29 (PSF-
GTD) ......... 390 423,285
Roma Independent
School District (GO)
4.000%, 02/15/26
(PSF-GTD)
.....
60 60,721
Round Rock
Independent School
District (GO)
5.000%,
08/01/26 (PSF-
GTD) ......... 515 533,512
5.000%,
08/01/29 (PSF-
GTD) ......... 2,185 2,397,290
San Antonio
Independent School
District (GO)
5.000%,
08/15/26 (PSF-
GTD) ......... 1,165 1,207,994
Face
Amount Value†
(000)
TEXAS — (Continued)
5.000%,
08/15/27 (PSF-
GTD) ......... 815 $ 862,567
5.000%,
08/15/28 (PSF-
GTD) ......... 1,540 1,658,803
5.000%,
08/15/28 (PSF-
GTD) ......... 2,645 2,849,048
5.000%,
08/15/29 (PSF-
GTD) ......... 510 557,993
4.000%,
08/15/43 (PSF-
GTD) ......... 1,500 1,481,672
Splendora Independent
School District (GO)
5.000%, 02/15/43
(PSF-GTD)
.....
900 972,373
State of Texas (GO)
5.000%,
10/01/26 ...... 1,545 1,581,698
5.000%,
04/01/27 ...... 2,795 2,871,172
5.000%,
04/01/27 ...... 2,525 2,593,813
5.000%,
10/01/31 ...... 1,560 1,635,570
5.000%,
10/01/32 ...... 2,555 2,672,617
Tarrant County College
District (GO)
5.000%, 08/15/26 1,310 1,357,648
Tarrant County Cultural
Education Facilities
Finance Corp. (RB),
Series B
5.000%, 07/01/28 210 223,904
Tarrant Regional
Water District Water
Supply System
(RB), Series A
5.000%, 03/01/27 1,735 1,774,533
Temple Independent
School District (GO)
5.000%,
02/01/27 (PSF-
GTD) ......... 795 832,442
5.000%,
02/01/43 (PSF-
GTD) ......... 1,575 1,721,608
Texas City
Independent School
District (GO)
5.000%, 08/15/39
(PSF-GTD)
.....
1,700 1,860,552

140
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
TEXAS — (Continued)
Texas State Technical
College (RB)
5.000%, 08/01/29
(AGM)
.........
740 $ 804,993
Texas Transportation
Commission (GO)
5.000%, 04/01/43 535 585,341
Texas Transportation
Commission State
Highway Fund (RB)
5.000%,
04/01/25 ...... 1,515 1,525,666
5.000%,
10/01/29 ...... 1,010 1,049,069
Timber Lane Utility
District (GO), Series
A
4.000%, 08/01/25
(AGM)
.........
60 60,238
Tomball Independent
School District (GO)
5.000%, 02/15/29
(PSF-GTD)
.....
575 624,074
Town of Prosper (GO)
5.000%, 02/15/26 280 287,088
Trinity River Authority
Central Regional
Wastewater System
(RB)
3.000%,
08/01/25 ...... 200 198,987
5.000%,
08/01/29 ...... 595 652,502
Trinity River Authority
Denton Creek
Wastewater
Treatment System
(RB)
5.000%,
02/01/25 ...... 880 883,990
5.000%,
02/01/26 ...... 515 527,515
Upper Trinity Regional
Water District (RB)
5.000%,
08/01/25 (BAM) 1,025 1,038,329
5.000%,
08/01/26 (BAM) 350 361,853
5.000%,
08/01/31 (BAM) 260 289,061
Waco Independent
School District (GO)
5.000%, 08/15/26
(PSF-GTD)
.....
250 259,049
Face
Amount Value†
(000)
TEXAS — (Continued)
Washington County
Junior College
District (RB)
5.000%, 10/01/29
(AGM)
.........
1,700 $ 1,835,334
Waxahachie
Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD)
.....
520 545,643
West Travis County
Public Utility
Agency (RB)
6.500%, 08/15/26
(AGM)
.........
435 460,781
Wylie Independent
School District (GO)
5.000%, 08/15/25
(PSF-GTD)
.....
1,080 1,095,998
¤ Ysleta Independent
School District (GO)
5.000%, 08/15/32
(PSF-GTD) (Pre-
refunded @ $100,
8/15/25)
........
3,000 3,042,461
TOTAL TEXAS ......... 265,083,080
UTAH — (0.0%)
Ogden City School
District (GO)
5.000%, 06/15/25
(SCH BD GTY)
..
155 156,743
State of Utah (GO)
5.000%, 07/01/25 430 435,342
TOTAL UTAH .......... 592,085
VERMONT — (0.0%)
State of Vermont (GO),
Series A
5.000%, 08/15/27 100 106,270
VIRGINIA — (2.8%)
Arlington County
Industrial
Development
Authority (RB)
5.000%, 07/01/26 290 298,350
City of Danville (GO)
4.000%,
09/01/25 (ST AID
WITHHLDG)
....
590 594,153
City of Norfolk (GO),
Series A
5.000%,
09/01/36 (ST AID
WITHHLDG)
....
225 253,704

141
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
VIRGINIA — (Continued)
City of Richmond
(GO), Series A
5.000%,
03/01/30 (ST AID
WITHHLDG)
....
1,260 $ 1,346,412
City of Roanoke (GO)
5.000%,
04/01/25 (ST AID
WITHHLDG) ... 690 695,052
5.000%,
04/01/26 (ST AID
WITHHLDG) ... 745 766,855
City of Virginia Beach
(GO), Series B
4.000%,
02/01/42 (ST AID
WITHHLDG)
....
5,315 5,361,724
Commonwealth of
Virginia (GO),
Series B
5.000%,
06/01/25 (ST AID
WITHHLDG)
....
310 313,226
County of Fairfax (GO)
4.000%,
10/01/29 (ST AID
WITHHLDG) ... 10,505 11,086,378
4.000%,
10/01/43 (ST AID
WITHHLDG) ... 2,500 2,531,298
County of Henrico
(GO), Series A
4.000%, 08/01/41 1,950 1,974,534
County of Henrico
Water & Sewer (RB)
¤ 5.000%,
05/01/29 (Pre-
refunded @ $100,
5/1/26) ........ 2,005 2,064,957
¤ 5.000%,
05/01/30 (Pre-
refunded @ $100,
5/1/26) ........ 1,005 1,035,053
¤ 5.000%,
05/01/31 (Pre-
refunded @ $100,
5/1/26) ........ 2,170 2,234,892
¤ 5.000%,
05/01/33 (Pre-
refunded @ $100,
5/1/26) ........ 1,500 1,544,856
County of Loudoun
(GO)
5.000%,
12/01/26 (ST AID
WITHHLDG) ... 230 240,656
Face
Amount Value†
(000)
VIRGINIA — (Continued)
5.000%,
12/01/26 (ST AID
WITHHLDG) ... 230 $ 240,656
5.000%,
12/01/28 (ST AID
WITHHLDG) ... 4,500 4,903,331
4.000%,
12/01/34 (ST AID
WITHHLDG) ... 1,005 1,005,356
TOTAL VIRGINIA ....... 38,491,443
WASHINGTON — (7.1%)
Auburn School District
No. 408 of King &
Pierce Counties
(GO)
5.000%, 12/01/26
(SCH BD GTY)
..
2,235 2,335,514
City of Seattle (GO)
5.000%, 05/01/43 1,355 1,500,818
City of Seattle Drainage
& Wastewater (RB)
5.000%,
07/01/26 ...... 4,080 4,225,206
5.000%,
09/01/29 ...... 3,605 3,810,004
5.000%,
09/01/29 ...... 1,495 1,644,710
City of Seattle Water
System (RB)
5.000%, 05/01/28 2,625 2,649,017
County of King (GO)
4.000%,
01/01/26 ...... 270 273,369
5.000%,
06/01/29 ...... 665 728,243
County of King (RB),
Series A
5.000%, 01/01/26 335 342,994
County of Spokane
(GO)
5.000%, 12/01/28 605 656,540
Energy Northwest (RB)
5.000%,
07/01/26 ...... 3,560 3,689,136
5.000%,
07/01/26 ...... 585 591,843
5.000%,
07/01/28 ...... 11,875 12,624,239
5.000%,
07/01/37 ...... 525 588,161
5.000%,
07/01/39 ...... 1,500 1,615,385
5.000%,
07/01/40 ...... 2,545 2,752,327

142
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
WASHINGTON
— (Continued)
5.000%,
07/01/41 ...... 2,215 $ 2,385,346
4.000%,
07/01/42 ...... 1,360 1,360,606
Franklin County School
District No. 1 Pasco
(GO)
5.000%, 12/01/35
(SCH BD GTY)
..
1,020 1,150,778
King County Public
Hospital District No.
1 (GO)
5.000%, 12/01/25 355 361,390
King County Public
Hospital District No.
2 (GO)
¤ 5.000%,
12/01/25 (Pre-
refunded @ $100,
12/1/24) ....... 340 340,413
¤ 5.000%,
12/01/35 (Pre-
refunded @ $100,
12/1/24) ....... 200 200,218
King County School
District No. 401
Highline (GO)
5.000%, 12/01/41
(SCH BD GTY)
..
1,675 1,833,704
King County School
District No. 405
Bellevue (GO)
5.000%, 12/01/25
(SCH BD GTY)
..
510 520,822
Pierce County School
District No. 3
Puyallup (GO)
5.000%, 12/01/31
(SCH BD GTY)
..
4,540 4,767,184
Snohomish County
School District No.
201 Snohomish
(GO)
4.000%, 12/01/26
(SCH BD GTY)
..
400 409,502
State of Washington
(GO)
5.000%,
08/01/25 ...... 2,000 2,027,219
5.000%,
08/01/25 ...... 4,700 4,763,966
5.000%,
08/01/25 ...... 1,115 1,130,175
5.000%,
08/01/25 ...... 1,545 1,566,027
Face
Amount Value†
(000)
WASHINGTON
— (Continued)
5.000%,
02/01/26 ...... 1,680 $ 1,721,061
5.000%,
08/01/26 ...... 1,155 1,171,649
4.000%,
07/01/27 ...... 1,175 1,211,586
5.000%,
07/01/27 ...... 2,590 2,597,406
5.000%,
07/01/29 ...... 1,640 1,644,412
5.000%,
08/01/30 ...... 3,000 3,325,979
5.000%,
08/01/38 ...... 3,020 3,383,674
5.000%,
02/01/39 ...... 1,100 1,163,922
5.000%,
08/01/39 ...... 3,000 3,345,571
5.000%,
08/01/39 ...... 4,090 4,403,192
5.000%,
08/01/41 ...... 5,000 5,180,590
5.000%,
02/01/43 ...... 1,015 1,074,906
Washington Health
Care Facilities
Authority (RB)
5.000%,
08/01/25 ...... 50 50,560
5.000%,
08/01/26 ...... 150 154,324
5.000%,
08/15/34 ...... 1,050 1,083,743
5.000%,
08/15/35 ...... 1,500 1,544,476
TOTAL WASHINGTON .. 95,901,907
WEST VIRGINIA — (0.3%)
State of West Virginia
(GO)
5.000%,
12/01/24 ...... 60 60,076
5.000%,
12/01/39 ...... 2,025 2,193,651
5.000%,
12/01/41 ...... 1,000 1,049,317
West Virginia Hospital
Finance Authority
(RB), Series A
5.000%, 06/01/37 230 250,199
TOTAL WEST VIRGINIA . 3,553,243
WISCONSIN — (4.1%)
City of Madison (GO)
5.000%,
10/01/25 ...... 1,505 1,528,926

143
Dimensional National Municipal Bond ETF
continued
Face
Amount Value†
(000)
WISCONSIN
— (Continued)
5.000%,
10/01/26 ...... 6,315 $ 6,572,858
5.000%,
10/01/26 ...... 950 988,791
City of Milwaukee (GO)
5.000%,
04/01/27 ...... 445 461,432
5.000%,
04/01/28 ...... 2,520 2,650,765
4.000%,
04/01/28 ...... 115 116,329
City of Racine (GO)
6.000%, 06/01/25 1,400 1,419,511
Green Bay Area Public
School District (GO)
5.000%, 04/01/25 650 654,138
Madison Metropolitan
School District (GO)
5.000%, 03/01/30 3,690 4,066,276
Milwaukee
Metropolitan
Sewerage District
(GO), Series A
5.000%, 10/01/25 1,000 1,016,716
Platteville School
District (GO)
5.000%,
03/01/30 ...... 785 857,746
5.000%,
03/01/31 ...... 1,230 1,343,304
State of Wisconsin (GO)
5.000%,
11/01/25 ...... 3,185 3,245,658
5.000%,
11/01/26 ...... 1,615 1,683,531
5.000%,
05/01/28 ...... 835 835,000
5.000%,
05/01/29 ...... 3,100 3,393,806
5.000%,
11/01/29 ...... 1,830 1,923,010
5.000%,
05/01/31 ...... 3,020 3,341,171
5.000%,
05/01/37 ...... 2,370 2,634,476
5.000%,
05/01/37 ...... 370 419,881
5.000%,
05/01/38 ...... 2,500 2,827,865
Face
Amount Value†
(000)
WISCONSIN
— (Continued)
5.000%,
05/01/40 ...... 3,000 $ 3,062,623
5.000%,
05/01/41 ...... 5,435 6,059,337
University of Wisconsin
Hospitals & Clinics
(RB), Series A
5.000%, 04/01/26 210 215,714
Village of Germantown
(GO), Series E
5.000%, 03/01/30 1,670 1,828,197
Wisconsin Department
of Transportation
(RB), Series A
5.000%, 07/01/43 2,700 2,983,727
Wisconsin Health
& Educational
Facilities Authority
(RB), Series A
5.000%, 08/15/32 360 361,803
TOTAL WISCONSIN .... 56,492,591
TOTAL MUNICIPAL
BONDS .............. 1,3 66,478,040
COMMERCIAL
PAPER  — (0.1%)
UNITED STATES — (0.1%)
Harris County
3.120%, 12/03/24 .. 1,635 1,635,114
TOTAL UNITED STATES 1,635,114
TOTAL COMMERCIAL
PAPER ............... 1,635,114
Shares Value†
INVESTMENT
COMPANY  — (0.0%)
UNITED STATES — (0.0%)
BlackRock Liquidity Funds
MuniCash
(r) 3.134% .......... 346 ,373 346,407
TOTAL UNITED STATES 346,407
TOTAL INVESTMENT
COMPANY ............ 346,407
TOTAL INVESTMENT
SECURITIES — ( 10 0.0% )
(Cost $1,369,653,389) ... 1,368,459,561
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,369,653,389) ... $ 1,368,459,561

144
Dimensional National Municipal Bond ETF
continued
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds ........................ $ — $ 1,366,478,040 $ — $ 1,366,478,040
Commercial Paper ...................... — 1,635,114 — 1,635,114
Investment Company .................... 346,407 — — 346,407
Total Investments ....................... $346,407 $1,368,113,154 $— $1,368,459,561
See accompanying Notes to Financial Statements.

145
Dimensional California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Face
Amount Value†
(000)
MUNICIPAL BONDS — (98.7%)
CALIFORNIA — (98.7%)
Alameda Corridor
Transportation
Authority (RB),
Series A
5.000%, 10/01/43
(AGM)
.........
500 $ 555,273
Alameda Unified
School District-
Alameda County
(GO), Series
2022-B
5.000%, 08/01/43 200 222,953
Alum Rock Union
Elementary School
District (GO)
5.000%, 08/01/42
(BAM)
.........
300 332,973
Amador Water Agency
Financing Corp.
(COP), Series A
5.000%, 06/01/26 240 245,528
Anaheim Housing &
Public Improvements
Authority (RB)
5.000%,
10/01/26 ...... 150 156,958
5.000%,
10/01/29 ...... 615 653,068
Arcadia Unified School
District (GO)
4.000%, 08/01/40 1,000 1,001,680
Burlingame School
District (GO), Series
2020-B
5.000%, 08/01/25 175 177,680
California Health
Facilities Financing
Authority (RB)
5.000%,
11/01/27 ...... 1,150 1,235,466
5.000%,
02/01/28 ...... 1,500 1,506,307
5.000%,
12/01/28 ...... 500 536,256
5.000%,
11/15/30 ...... 1,270 1,293,829
5.000%,
08/15/32 ...... 1,250 1,291,044
5.000%,
08/15/33 ...... 1,010 1,165,783
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
4.000%,
08/15/36 ...... 1,100 $ 1,105,768
4.000%,
04/01/38 ...... 400 401,074
5.000%,
08/15/41 ...... 515 558,526
5.000%,
12/01/41 ...... 500 554,362
5.000%,
11/01/43 ...... 355 394,738
5.000%,
11/15/43 ...... 2,300 2,552,458
5.000%,
12/01/43 ...... 1,250 1,374,571
California Public
Finance Authority
(RB)
5.000%,
06/01/26 ...... 100 102,833
5.000%,
06/01/28 ...... 180 191,428
California State Public
Works Board (RB)
5.000%,
12/01/24 ...... 875 876,154
5.000%,
02/01/25 ...... 200 200,843
5.000%,
08/01/25 ...... 1,290 1,308,540
5.000%,
09/01/28 ...... 750 751,966
4.000%,
11/01/30 ...... 400 404,419
4.000%,
11/01/31 ...... 1,800 1,816,792
4.000%,
04/01/33 ...... 520 523,528
5.000%,
05/01/34 ...... 3,000 3,374,718
5.000%,
08/01/35 ...... 300 332,815
5.000%,
09/01/39 ...... 500 567,708
5.000%,
11/01/41 ...... 750 836,856
4.500%,
11/01/43 ...... 1,765 1,850,550
5.000%,
04/01/44 ...... 1,170 1,295,979
California State
University (RB)

146
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
5.000%,
11/01/28 ...... 650 $ 663,615
3.375%,
11/01/29 ...... 1,000 1,002,224
5.000%,
11/01/31 ...... 580 598,246
¤ 5.000%,
11/01/35 (Pre-
refunded @ $100
11/1/24) ....... 845 845,000
4.000%,
11/01/35 ...... 1,415 1,429,005
4.000%,
11/01/36 ...... 3,000 3,004,820
¤ 5.000%,
11/01/39 (Pre-
refunded @ $100
11/1/24) ....... 485 485,000
California Statewide
Communities
Development
Authority (RB)
5.000%,
12/01/26 ...... 115 120,116
5.000%,
12/01/43 ...... 250 275,325
Campbell Union High
School District
(GO), Series B
4.000%, 08/01/37 500 503,868
Campbell Union
School District (GO)
4.000%, 08/01/43 1,500 1,532,433
Carlsbad Unified
School District (GO)
5.000%, 08/01/26 30 31,183
Cerritos Community
College District
(GO)
4.000%, 08/01/44 750 755,450
Chabot-Las Positas
Community College
District (GO), Series
2016-C
5.000%, 08/01/43 165 183,936
Chula Vista
Elementary School
District (GO)
5.000%, 08/01/38 200 229,003
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
Chula Vista
Elementary School
District School
Facilities District
No. 1 (GO), Series
2012-A
5.000%, 08/01/25 800 $ 811,835
Chula Vista Municipal
Financing Authority
(RB)
5.000%, 05/01/26 875 903,624
Citrus Community
College District
(GO), Series
2020-B
5.000%, 08/01/25 1,085 1,101,781
City & County of San
Francisco (GO)
5.000%,
06/15/29 ...... 1,050 1,138,741
4.000%,
06/15/39 ...... 735 748,216
4.000%,
06/15/41 ...... 2,060 2,080,428
City of Berkeley (RB)
5.000%, 07/29/25 4,105 4,168,676
City of Los Angeles
(RB)
5.000%, 06/26/25 4,040 4,090,195
City of Riverside CA
Electric (RB), Series
A
5.000%, 10/01/43 1,275 1,435,474
City of San Francisco
CA Public Utilities
Commission Water
(RB)
5.000%,
11/01/28 ...... 2,640 2,643,299
4.000%,
11/01/34 ...... 1,000 1,001,486
4.000%,
11/01/35 ...... 2,500 2,502,844
City of Santa Clara
Electric (RB), Series
A
5.000%, 07/01/44 935 1,050,051
Compton Unified School
District (GO)
5.000%,
06/01/25 ...... 460 465,183
4.000%,
06/01/31 (BAM) 1,250 1,273,698

147
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
Contra Costa
Transportation
Authority Sales Tax
(RB), Series A
5.000%, 03/01/28 215 $ 226,828
County of Los Angeles
(RB)
5.000%, 06/30/25 3,015 3,052,707
County of Riverside
(RB)
5.000%,
06/30/25 ...... 3,825 3,872,581
3.000%,
10/17/25 ...... 375 374,384
County of Santa Cruz
(RB)
5.000%, 07/01/25 4,010 4,064,957
Culver City Unified
School District,
Series A
4.000%, 08/01/44 1,080 1,088,741
El Camino Community
College District
Foundation (The)
(GO), Series
2012-E
4.000%, 08/01/43 400 402,313
¤ Escondido Union
School District
(GO), Series
2014-A
4.250%, 02/01/45
(Pre-refunded @
$100 8/1/25)
....
2,500 2,523,593
Evergreen School
District (GO)
3.000%, 08/01/25 75 74,870
Foothill-De Anza
Community College
District (GO)
5.000%,
08/01/25 ...... 520 528,198
4.000%,
08/01/37 ...... 2,500 2,516,334
Fremont Union High
School District
(GO), Series A
5.000%, 08/01/33 230 242,631
Garden Grove Public
Financing Authority
(RB), Series A
5.000%, 04/01/43
(BAM)
.........
300 335,637
Glendale Unified School
District (GO)
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
¤ 4.000%,
09/01/30 (Pre-
refunded @ $100
9/1/26) ........ 1,010 $ 1,035,778
¤ 4.000%,
09/01/34 (Pre-
refunded @ $100
9/1/26) ........ 1,015 1,040,905
¤ 4.000%,
09/01/35 (Pre-
refunded @ $100
9/1/26) ........ 1,325 1,358,817
Golden State Tobacco
Securitization Corp.
(RB)
¤ 5.000%,
06/01/34 (ST
APPROP) (Pre-
refunded @ $100
6/1/25) ........ 755 763,294
¤ 5.000%,
06/01/45 (ST
APPROP) (Pre-
refunded @ $100
6/1/25) ........ 855 864,393
Grossmont Union High
School District (GO)
4.000%, 08/01/33 2,000 2,006,700
Imperial Community
College District
(GO), Series
2022-B
5.000%, 08/01/43
(AGM)
.........
275 306,468
La Mesa-Spring Valley
School District (GO)
5.000%,
08/01/25 ...... 100 101,517
5.000%,
08/01/41 ...... 450 490,823
Lancaster Financing
Authority (RB),
Series A
5.000%, 05/01/43
(BAM)
.........
1,000 1,100,475
Long Beach Unified
School District (GO)
5.000%,
08/01/30 ...... 1,140 1,184,681
5.000%,
08/01/31 ...... 1,050 1,089,354
4.000%,
08/01/41 ...... 500 500,231

148
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
Los Alamitos Unified
School District
(GO), Series
2018-C
4.000%, 08/01/42 300 $ 307,010
Los Angeles Community
College District (GO)
5.000%,
08/01/25 ...... 2,060 2,092,786
5.000%,
08/01/27 ...... 935 999,215
4.000%,
08/01/38 ...... 675 678,189
4.000%,
08/01/38 ...... 1,000 1,009,336
Los Angeles County
Metropolitan
Transportation
Authority Sales Tax
(RB), Series B
5.000%, 07/01/36 2,655 2,839,533
Los Angeles County
Public Works
Financing Authority
(RB)
5.000%,
12/01/25 ...... 505 516,640
5.000%,
12/01/29 ...... 180 184,049
5.000%,
12/01/33 ...... 1,480 1,481,963
Los Angeles
Department of Water
& Power (RB)
5.000%,
07/01/25 ...... 1,000 1,012,681
5.000%,
07/01/31 ...... 125 133,300
5.000%,
07/01/34 ...... 1,350 1,353,738
2.800%,
07/01/34 ...... 1,100 1,100,000
2.800%,
07/01/35 ...... 1,500 1,500,000
5.000%,
07/01/37 ...... 3,690 3,858,905
5.000%,
07/01/41 ...... 215 237,433
5.000%,
07/01/43 ...... 1,000 1,117,757
5.000%,
07/01/43 ...... 70 77,857
5.000%,
07/01/43 ...... 1,575 1,724,845
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
5.000%,
07/01/43 ...... 1,000 $ 1,112,249
Los Angeles
Department of Water
& Power Water
System (RB)
5.000%,
07/01/36 ...... 870 903,989
5.000%,
07/01/42 ...... 1,065 1,192,399
5.000%,
07/01/43 ...... 1,000 1,102,356
5.000%,
07/01/43 ...... 1,500 1,653,534
5.000%,
07/01/43 ...... 2,000 2,238,846
2.780%,
07/01/45 ...... 2,260 2,260,000
Los Angeles Unified
School District
(COP), Series A
5.000%, 10/01/37 395 446,562
Los Angeles Unified
School District (GO)
5.000%,
07/01/25 ...... 405 410,701
5.000%,
07/01/26 ...... 150 155,836
5.000%,
07/01/28 ...... 115 125,117
5.000%,
07/01/43 ...... 450 504,116
5.000%,
07/01/44 ...... 1,270 1,430,706
Marin Community
College District (GO)
¤ 4.000%,
08/01/28 (Pre-
refunded @ $100
8/1/25) ........ 1,000 1,008,341
¤ 5.000%,
08/01/29 (Pre-
refunded @ $100
8/1/25) ........ 1,630 1,655,592
Menifee Union School
District (GO)
5.000%,
08/01/25 ...... 160 162,522
5.000%,
08/01/40 ...... 200 226,837
5.000%,
08/01/41 ...... 480 541,573
Metropolitan Water
District of Southern
California (RB)

149
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
¤ 5.000%,
07/01/28 (Pre-
refunded @ $100
7/1/25) ........ 1,210 $ 1,227,042
5.000%,
07/01/40 ...... 840 916,492
Mill Valley School
District (GO), Series
2022-B
4.000%, 08/01/44 405 408,489
Monterey Peninsula
Community College
District (GO), Series
2020-B
4.000%, 08/01/43 500 507,830
Monterey Peninsula
Unified School
District (GO)
5.000%,
08/01/25 ...... 2,100 2,133,108
5.000%,
08/01/26 ...... 1,000 1,039,426
Moreno Valley Public
Financing Authority
(RB), Series A
5.000%, 11/01/26 115 120,105
Mount Diablo Unified
School District
(GO), Series B
4.000%, 08/01/28 1,140 1,198,856
Mount San Antonio
Community College
District (GO), Series
D
4.000%, 08/01/44 535 539,330
Municipal Improvement
Corp. of Los Angeles
(RB)
4.000%,
11/01/34 ...... 4,515 4,573,304
5.000%,
11/01/36 ...... 1,500 1,549,414
Napa Valley Unified
School District
(GO), Series C
4.000%, 08/01/36
(AGM)
.........
1,500 1,513,244
Oakland Unified School
District (GO)
5.000%,
08/01/31 (AGM) 340 357,186
4.000%,
08/01/36 (AGM) 1,500 1,510,436
5.000%,
08/01/38 ...... 815 842,009
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
Orange County
Sanitation District
(RB), Series A
4.000%, 02/01/37 1,360 $ 1,366,750
Oxnard Union High
School District (RB)
4.000%, 06/30/25 1,185 1,193,023
Palm Springs Unified
School District (GO)
4.000%,
08/01/25 ...... 1,125 1,134,457
5.000%,
08/01/43 ...... 1,000 1,127,585
Pasadena Area
Community College
District (GO), Series
A
5.000%, 08/01/27 1,050 1,096,995
Pasadena Unified
School District (GO)
5.000%,
08/01/25 ...... 665 674,639
5.000%,
08/01/26 ...... 1,050 1,091,397
Peralta Community
College District
(GO), Series A
5.000%, 08/01/29 755 763,690
Pittsburg Unified
School District (GO)
4.000%, 08/01/34 500 502,476
Poway Unified School
District (GO)
4.000%, 08/01/29 1,000 1,000,594
Redlands Unified
School District (GO)
5.000%, 07/01/26 75 77,706
Redwood City School
District (GO), Series
A
5.000%, 08/01/42 300 336,665
Riverside County
Infrastructure
Financing Authority
(RB), Series A
5.000%, 11/01/24 325 325,000
¤ Riverside County
Public Financing
Authority (RB)
5.000%, 11/01/31
(Pre-refunded @
$100 11/1/25)
...
1,285 1,312,792
Rowland Unified
School District
(GO), Series C
5.000%, 08/01/43 800 891,811

150
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
Sacramento City Unified
School District (GO)
8.000%,
08/01/25 (AGM) 635 $ 657,871
4.000%,
07/01/26 (AGM) 580 590,126
5.000%,
08/01/26 (BAM) 570 590,588
Sacramento Municipal
Utility District (RB)
5.000%,
08/15/40 ...... 930 1,054,512
5.000%,
08/15/43 ...... 390 435,242
Sacramento
Transportation
Authority Sales Tax
(RB)
5.000%, 10/01/38 3,015 3,462,300
Salinas City
Elementary School
District (GO), Series
2022-A
7.000%, 08/01/38
(BAM)
.........
300 376,768
San Diego County
Regional
Transportation
Commission (RB),
Series A
5.000%, 04/01/42 750 838,018
San Diego Public
Facilities Financing
Authority (RB),
Series A
5.000%, 05/15/38 2,890 2,968,141
San Diego Unified
School District (GO)
5.000%,
07/01/25 ...... 605 613,436
5.000%,
07/01/25 ...... 755 765,007
5.000%,
07/01/26 ...... 215 223,473
5.000%,
07/01/43 ...... 560 629,266
5.000%,
07/01/44 ...... 555 620,876
San Diego Unified
School District (RB),
Series A
5.000%, 06/30/25 2,685 2,721,801
San Francisco Bay Area
Rapid Transit District
(GO)
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
4.000%,
08/01/35 ...... 1,450 $ 1,495,166
4.000%,
08/01/36 ...... 310 318,314
San Francisco Bay Area
Rapid Transit District
Sales Tax (RB)
5.000%,
07/01/28 ...... 1,750 1,773,820
4.000%,
07/01/34 ...... 350 354,863
4.000%,
07/01/35 ...... 510 514,806
4.000%,
07/01/36 ...... 1,000 1,010,319
4.000%,
07/01/37 ...... 645 651,251
San Francisco
City & County
Airport Comm-
San Francisco
International Airport
(RB)
4.000%,
05/01/25 ...... 1,000 1,004,680
5.000%,
05/01/44 ...... 250 278,381
San Francisco City
& County Public
Utilities Commission
Power (RB), Series
A
4.000%, 11/01/41 1,700 1,727,307
San Francisco City
& County Public
Utilities Commission
Wastewater (RB)
5.000%,
10/01/27 ...... 205 219,559
5.000%,
10/01/28 ...... 210 229,618
5.000%,
10/01/31 ...... 1,000 1,151,833
5.000%,
10/01/35 ...... 3,250 3,290,776
5.000%,
10/01/38 ...... 490 518,435
5.250%,
10/01/42 ...... 1,325 1,495,362
San Francisco
Community College
District (GO)
5.000%,
06/15/26 (BAM) 465 481,793

151
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
5.000%,
06/15/26 ...... 405 $ 410,552
5.000%,
06/15/31 ...... 750 758,987
5.000%,
06/15/44 (BAM) 1,025 1,127,894
San Francisco Unified
School District (GO)
5.000%,
06/15/25 ...... 215 217,591
5.000%,
06/15/26 ...... 485 486,749
5.000%,
06/15/28 ...... 500 500,624
4.000%,
06/15/31 ...... 1,500 1,499,992
4.000%,
06/15/33 ...... 2,000 1,982,577
¤ San Joaquin Hills
Transportation
Corridor Agency
(RB), Series A
5.000%, 01/15/50
(Pre-refunded @
$100 1/15/25)
...
500 501,849
San Juan Unified
School District (GO)
4.000%, 08/01/43 300 302,027
San Luis Obispo
County Community
College District
(GO), Series
2014-D
4.000%, 08/01/43 900 916,783
San Mateo County
Transit District (RB)
4.000%,
06/01/32 ...... 4,760 4,771,020
4.000%,
06/01/33 ...... 2,100 2,104,742
San Mateo Foster City
Public Financing
Authority (RB),
Series B
5.000%, 08/01/25
ETM
..........
1,205 1,224,370
San Mateo Union High
School District
(GO), Series C
4.000%, 09/01/34 1,845 1,872,858
San Rafael City High
School District
(GO), Series
2022-B
5.000%, 08/01/25 185 187,917
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
San Ysidro School
District (GO), Series
2020-B
5.000%, 08/01/41
(AGM)
.........
90 $ 99,435
Santa Clara County
Financing Authority
(RB)
4.000%,
04/01/35 ...... 405 412,525
4.000%,
04/01/37 ...... 845 855,674
¤ Santa Clara Valley
Transportation
Authority (RB),
Series A
5.000%, 04/01/34
(Pre-refunded @
$100 4/1/25)
....
25 25,209
Santa Monica-Malibu
Unified School
District (GO)
4.000%,
07/01/35 ...... 3,430 3,462,324
5.000%,
08/01/40 ...... 1,000 1,111,857
5.000%,
08/01/42 ...... 320 352,976
South San Francisco
Unified School
District (GO), Series
C
4.000%, 09/01/33 1,260 1,263,104
South Tahoe Joint
Powers Financing
Authority (RB)
5.000%,
10/01/36 ...... 230 265,539
5.000%,
10/01/37 ...... 175 201,242
Southern
California Water
Replenishment
District (RB)
5.000%, 08/01/35 1,155 1,169,178
Southwestern
Community College
District (GO)
4.000%,
08/01/40 ...... 685 688,598
¤ 5.000%,
08/01/44 (Pre-
refunded @ $100
8/1/25) ........ 140 142,041
State of California (GO)

152
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
5.000%,
11/01/24 ...... 1,960 $ 1,960,000
4.000%,
11/01/24 ...... 800 800,000
5.000%,
04/01/25 ...... 1,000 1,007,632
4.000%,
10/01/25 ...... 1,055 1,065,130
5.000%,
10/01/25 ...... 1,000 1,018,577
5.000%,
03/01/26 ...... 3,035 3,053,699
5.000%,
08/01/26 ...... 3,300 3,428,006
4.000%,
09/01/26 ...... 510 521,838
5.000%,
10/01/26 ...... 920 959,747
5.000%,
02/01/27
(AMBAC) ...... 185 194,185
5.000%,
11/01/27 ...... 1,395 1,488,511
5.000%,
08/01/28 ...... 2,615 2,677,417
5.000%,
10/01/28 ...... 660 661,057
5.000%,
08/01/29 ...... 3,335 3,525,819
4.000%,
08/01/29 ...... 1,590 1,619,542
5.000%,
08/01/30 ...... 6,510 6,676,987
5.250%,
08/01/31 ...... 1,400 1,417,304
4.000%,
08/01/31 ...... 1,000 1,014,355
4.000%,
09/01/31 ...... 2,660 2,699,734
5.000%,
09/01/32 ...... 1,270 1,313,338
4.000%,
09/01/32 ...... 935 947,030
5.000%,
04/01/33 ...... 1,760 1,897,068
5.000%,
03/01/35 ...... 145 158,037
5.000%,
04/01/35 ...... 4,345 4,637,498
5.000%,
08/01/35 ...... 1,600 1,614,593
5.000%,
10/01/35 ...... 2,000 2,049,031
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
4.000%,
11/01/35 ...... 1,615 $ 1,641,117
4.000%,
03/01/36 ...... 1,030 1,063,244
4.000%,
09/01/36 ...... 1,025 1,030,959
5.000%,
10/01/37 ...... 250 276,330
4.000%,
10/01/39 ...... 750 768,760
5.000%,
09/01/41 ...... 720 790,168
4.000%,
10/01/41 ...... 2,500 2,538,208
5.000%,
04/01/42 ...... 2,560 2,716,321
5.000%,
10/01/42 ...... 3,700 4,117,302
5.000%,
09/01/43 ...... 2,500 2,790,488
4.000%,
08/01/44 ...... 2,500 2,524,280
State of California
Department of Water
Resources (RB)
¤ 5.000%,
12/01/26 (Pre-
refunded @ $100
12/1/24) ....... 2,070 2,072,885
¤ 5.000%,
12/01/27 (Pre-
refunded @ $100
12/1/24) ....... 945 946,317
¤ 5.000%,
12/01/30 (Pre-
refunded @ $100
12/1/24) ....... 1,500 1,502,090
Stockton Public
Financing Authority
(RB)
5.000%, 09/01/25
(AGC)
.........
405 411,827
Stockton Unified School
District (COP)
5.000%,
02/01/26 ...... 75 76,823
5.000%,
02/01/29 ...... 735 780,795
5.000%,
02/01/31 ...... 300 316,558
Stockton Unified School
District (GO)
5.000%,
08/01/26 (BAM) 550 572,761

153
Dimensional California Municipal Bond ETF
continued
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
5.000%,
08/01/40 (AGM) 350 $ 396,965
Torrance Unified
School District (GO)
4.000%, 08/01/33 5,015 5,023,336
Tracy Public Financing
Authority (RB),
Series A
5.000%, 11/01/43
(BAM)
.........
845 937,808
University of California
(RB)
5.000%,
05/15/26 ...... 1,475 1,527,252
5.000%,
05/15/31 ...... 2,000 2,268,154
4.000%,
05/15/33 ...... 1,195 1,197,096
5.000%,
05/15/38 ...... 805 882,942
5.000%,
05/15/43 ...... 2,750 3,096,918
5.000%,
05/15/43 ...... 1,505 1,622,669
5.000%,
05/15/44 ...... 1,500 1,681,270
2.800%,
05/15/48 ...... 670 670,000
Ventura County
Community College
District (GO)
4.000%, 08/01/32 3,000 3,008,766
West Contra Costa
Unified School
District (GO)
5.000%,
08/01/31 (BAM) 2,500 2,815,992
5.000%,
08/01/33 (BAM) 1,930 2,216,789
West Valley-Mission
Community College
District (GO), Series
2012-C
4.000%, 08/01/33 575 583,300
Western Placer Unified
School District (RB)
5.000%, 06/30/25 1,000 1,013,667
Face
Amount Value†
(000)
CALIFORNIA
— (Continued)
Whittier Union High
School District
(GO), Series
2020-B
5.000%, 08/01/25 970 $ 985,293
TOTAL CALIFORNIA .... 337,913,280
TOTAL MUNICIPAL
BONDS .............. 337,913,280
COMMERCIAL PAPER
— (1.3%)
UNITED STATES — (1.3%)
California EDL Facilities
Authority (GO)
2.800%, 04/03/25 .. 1,000 999,980
California Statewide
Authority (GO)
2.960%, 01/14/25 .. 1,000 999,977
3.090%, 02/05/25 .. 2,500 2,499,296
TOTAL UNITED STATES 4,499,253
TOTAL COMMERCIAL
PAPER ............... 4,499,253
Shares Value†
INVESTMENT
COMPANY  — (0.0%)
UNITED STATES — (0.0%)
BlackRock Liquidity Funds
MuniCash
(r) 3.134% .......... 113,944 113,955
TOTAL UNITED STATES 113,955
TOTAL INVESTMENT
COMPANY ............ 113,955
TOTAL INVESTMENT
SECURITIES — ( 10 0.0% )
(Cost $342,781,043) .... 342,526,488
TOTAL INVESTMENTS
— (100.0%)
(Cost $342,781,043) .... $ 342,526,488

154
Dimensional California Municipal Bond ETF
continued
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds ........................ $ — $ 337,913,280 $ — $ 337,913,280
Commercial Paper ...................... — 4,499,253 — 4,499,253
Investment Company .................... 113,955 — — 113,955
Total Investments ....................... $113,955 $342,412,533 $— $342,526,488
See accompanying Notes to Financial Statements

155
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Core Fixed
Income ETF
Dimensional
Short-Duration
Fixed Income
ETF
ASSETS:
Investment Securities at Value (including $76,247 and $39,097 of securities on loan, respectively) ............................................................ $ 7,167,444 $ 3,515,716
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $78,949 and
$40,484, respectively) (Note G) ............................................. 78,949 40,484
Collateral for TBA Securities .................................................. 32,465 —
Foreign Currencies at Value .................................................. 284 102
Cash .................................................................... 60,139 12,578
Unrealized Appreciation on Forward Foreign Currency Contracts ..................... 6,128 7,650
Receivables:
Investment Securities Sold ................................................. 404 9
Dividends and Interest ..................................................... 46,648 35,710
Cash Collateral for ETF Capital Activity ....................................... — 2,609
Total Assets ........................................................... 7,392,461 3,614,858
LIABILITIES:
Payables:
Investment Securities Purchased ............................................ 1,580,459 8,139
Unrealized Depreciation on Forward Foreign Currency Contracts ................... 129 141
Upon Return of Securities Loaned ........................................... 78,949 40,484
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 653 356
Administration and Accounting .............................................. 54 46
Collateral for ETF Capital Activity ............................................ — 2,609
Custodian ............................................................... 1 8
Trustee ................................................................. 13 6
Other Expenses .......................................................... 287 248
Total Liabilities ......................................................... 1,660,545 52,037
Commitments and Contingent Liabilities (Note D) $ — $ —
NET ASSETS ............................................................. $ 5,731,916 $ 3,562,821
SHARES OUTSTANDING, NO PAR VALUE ..................................... 136,650,000 75,450,000
Net Asset Value, Offering and Redemption price per share .......................... $ 41.95 $ 47.22
Investment Securities at Cost ................................................. $ 7,160,459 $ 3,506,116
Foreign Currencies at Cost ................................................... $ 287 $ 107
NET ASSETS CONSIST OF:
Paid-In Capital ............................................................. $ 5,812,416 $ 3,569,667
Total Distributable Earnings (Loss) ............................................. (80,500) (6,846)
NET ASSETS ............................................................. $ 5,731,916 $ 3,562,821

156
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Inflation-
Protected
Securities ETF
Dimensional
Global Core
Plus Fixed
Income ETF
ASSETS:
Investment Securities at Value (including $— and $12,507 of securities on loan, respectively) ............................................................ $ 787,544 $ 1,147,436
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $— and $12,944,
respectively) (Note G) ..................................................... — 12,944
Collateral for TBA Securities .................................................. — 1,007
Foreign Currencies at Value .................................................. — 325
Cash .................................................................... — 8,450
Unrealized Appreciation on Forward Foreign Currency Contracts ..................... — 6,984
Receivables:
Investment Securities Sold ................................................. 3,540 71
Dividends and Interest ..................................................... 1,300 11,097
Cash Collateral for ETF Capital Activity ....................................... — 2,392
Capital Shares Issued ..................................................... 1 —
Total Assets ........................................................... 792,385 1,190,706
LIABILITIES:
Payables:
Investment Securities Purchased ............................................ 3,357 106,378
Unrealized Depreciation on Forward Foreign Currency Contracts ................... — 527
Upon Return of Securities Loaned ........................................... — 12,944
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 40 133
Administration and Accounting .............................................. 32 12
Collateral for ETF Capital Activity ............................................ — 2,392
Custodian ............................................................... — 3
Trustee ................................................................. 3 1
Other Expenses .......................................................... 52 111
Total Liabilities ......................................................... 3,484 122,501
Commitments and Contingent Liabilities (Note D) $ — $ —
NET ASSETS ............................................................. $ 788,901 $ 1,068,205
SHARES OUTSTANDING, NO PAR VALUE ..................................... 19,125,000 19,800,000
Net Asset Value, Offering and Redemption price per share .......................... $ 41.25 $ 53.95
Investment Securities at Cost ................................................. $ 807,943 $ 1,145,582
Foreign Currencies at Cost ................................................... $ — $ 327
NET ASSETS CONSIST OF:
Paid-In Capital ............................................................. $ 821,818 $ 1,046,406
Total Distributable Earnings (Loss) ............................................. (32,917) 21,799
NET ASSETS ............................................................. $ 788,901 $ 1,068,205

157
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Global ex US
Core Fixed
Income ETF
Dimensional
Global Credit
ETF
ASSETS:
Investment Securities at Value (including $— and $4,953 of securities on loan, respectively) ............................................................ $ 572,489 $ 439,838
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $— and $5,148,
respectively) (Note G) ..................................................... — 5,148
Foreign Currencies at Value .................................................. 581 61
Cash .................................................................... 6,934 5,336
Unrealized Appreciation on Forward Foreign Currency Contracts ..................... 7,409 942
Receivables:
Investment Securities Sold ................................................. — 18
Dividends and Interest ..................................................... 6,640 5,476
Cash Collateral for ETF Capital Activity ....................................... 412 484
Tax Reclaims ............................................................ 5 9
Total Assets ........................................................... 594,470 457,312
LIABILITIES:
Payables:
Investment Securities Purchased ............................................ 3,542 2,500
Unrealized Depreciation on Forward Foreign Currency Contracts ................... 317 227
Upon Return of Securities Loaned ........................................... — 5,148
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 60 48
Administration and Accounting .............................................. 5 4
Collateral for ETF Capital Activity ............................................ 412 484
Custodian ............................................................... 3 1
Trustee ................................................................. 1 1
Other Expenses .......................................................... 59 43
Total Liabilities ......................................................... 4,399 8,456
Commitments and Contingent Liabilities (Note D) $ — $ —
NET ASSETS ............................................................. $ 590,071 $ 448,856
SHARES OUTSTANDING, NO PAR VALUE ..................................... 11,050,000 8,400,000
Net Asset Value, Offering and Redemption price per share .......................... $ 53.40 $ 53.44
Investment Securities at Cost ................................................. $ 578,777 $ 438,030
Foreign Currencies at Cost ................................................... $ 584 $ 61
NET ASSETS CONSIST OF:
Paid-In Capital ............................................................. $ 580,266 $ 442,324
Total Distributable Earnings (Loss) ............................................. 9,805 6,532
NET ASSETS ............................................................. $ 590,071 $ 448,856

158
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Ultrashort Fixed
Income ETF
Dimensional
National
Municipal Bond
ETF
ASSETS:
Investment Securities at Value (including $4,419 and $— of securities on loan, respectively) ............................................................ $ 754,528 $ 1,368,460
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $4,578 and $—,
respectively) (Note G) ..................................................... 4,578 —
Cash .................................................................... 5,413 —
Receivables:
Investment Securities Sold ................................................. 2,499 —
Dividends and Interest ..................................................... 4,568 18,398
Cash Collateral for ETF Capital Activity ....................................... 1,162 —
Total Assets ........................................................... 772,748 1,386,858
LIABILITIES:
Payables:
Investment Securities Purchased ............................................ 6,367 5,373
Upon Return of Securities Loaned ........................................... 4,578 —
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 56 161
Administration and Accounting .............................................. 5 12
Collateral for ETF Capital Activity ............................................ 1,162 —
Custodian ............................................................... 1 2
Trustee ................................................................. 2 5
Other Expenses .......................................................... 127 63
Total Liabilities ......................................................... 12,298 5,616
Commitments and Contingent Liabilities (Note D) $ — $ —
NET ASSETS ............................................................. $ 760,450 $ 1,381,242
SHARES OUTSTANDING, NO PAR VALUE ..................................... 15,000,000 28,850,000
Net Asset Value, Offering and Redemption price per share .......................... $ 50.70 $ 47.88
Investment Securities at Cost ................................................. $ 754,011 $ 1,369,653
NET ASSETS CONSIST OF:
Paid-In Capital ............................................................. $ 757,448 $ 1,382,123
Total Distributable Earnings (Loss) ............................................. 3,002 (881)
NET ASSETS ............................................................. $ 760,450 $ 1,381,242

159
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
California
Municipal Bond
ETF
ASSETS:
Investment Securities at Value (including $— of securities on loan) ................................ $ 342,526
Receivables:
Dividends and Interest .................................................................. 4,293
Total Assets ........................................................................ 346,819
LIABILITIES:
Payables:
Investment Securities Purchased ......................................................... 2,183
Accrued Expenses and Other Liabilities:
Advisory Fee ......................................................................... 20
Administration and Accounting ........................................................... 1
Trustee .............................................................................. 1
Other Expenses ....................................................................... 7
Total Liabilities ...................................................................... 2,212
Commitments and Contingent Liabilities (Note D) $ —
NET ASSETS .......................................................................... $ 344,607
SHARES OUTSTANDING, NO PAR VALUE .................................................. 6,875,000
Net Asset Value, Offering and Redemption price per share ....................................... $ 50.12
Investment Securities at Cost .............................................................. $ 342,781
NET ASSETS CONSIST OF:
Paid-In Capital .......................................................................... $ 344,281
Total Distributable Earnings (Loss) .......................................................... 326
NET ASSETS .......................................................................... $ 344,607

160
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Core Fixed
Income ETF
Dimensional
Short-
Duration
Fixed Income
ETF
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $64 and $9, respectively) .................... $ 226,738 $ 133,483
Dividend Income from Affiliated Investments ....................................... 12,947 3,567
Income from Securities Lending, Net ............................................. 684 208
Total Investment Income ................................................... 240,369 137,258
EXPENSES:
Investment Management Fees (Note D) ......................................... 7,726 4,042
Administration and Accounting ................................................ 202 115
Custodian ................................................................. 37 30
Filing Fees ................................................................ 327 274
Trustees’ Fees & Expenses .................................................. 26 12
Printing Fees .............................................................. 109 70
Professional Fees .......................................................... 82 42
Other Expenses ............................................................ 137 71
Total Expenses .......................................................... 8,646 4,656
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (436) (345)
Fees Paid Indirectly (Note D) ................................................. (14) —
Net Expenses ............................................................. 8,196 4,311
Net Investment Income (Loss) ............................................... 232,173 132,947
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ...................... 43,729 (5,680)
In-Kind Transactions ........................................................ 10,381 181
Forward Currency Contracts ................................................. (9,507) (3,317)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ........................... 146,382 39,835
Forward Currency Contracts .................................................. 4,778 7,148
Net Realized and Unrealized Gain (Loss) ..................................... 195,763 38,167
Net Increase (Decrease) in Net Assets Resulting from Operations .................. $ 427,936 $ 171,114

161
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Inflation-
Protected
Securities
ETF
Dimensional
Global Core
Plus Fixed
Income
ETF(a)
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $— and $1, respectively) .................... $ 22,113 $ 26,619
Dividends ................................................................... 135 —
Dividend Income from Affiliated Investments ....................................... — 239
Income from Securities Lending, Net ............................................. — 26
Total Investment Income ................................................... 22,248 26,884
EXPENSES:
Investment Management Fees (Note D) ......................................... 528 1,129
Administration and Accounting ................................................ 34 39
Custodian ................................................................. 4 11
Filing Fees ................................................................ 53 115
Trustees’ Fees & Expenses .................................................. 3 2
Printing Fees .............................................................. 27 14
Deferred Offering Fees ...................................................... — 35
Professional Fees .......................................................... 9 7
Previously Waived Fees Recovered by Advisor (Note D) ............................ — —
Other Expenses ............................................................ 32 24
Total Expenses .......................................................... 690 1,376
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (44) (134)
Fees Paid Indirectly (Note D) ................................................. (1) —
Net Expenses ............................................................. 645 1,242
Net Investment Income (Loss) ............................................... 21,603 25,642
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ...................... (5,040) 3,539
Forward Currency Contracts ................................................. — (823)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ........................... 27,607 1,676
Forward Currency Contracts .................................................. — 6,457
Net Realized and Unrealized Gain (Loss) ..................................... 22,567 10,849
Net Increase (Decrease) in Net Assets Resulting from Operations .................. $ 44,170 $ 36,491
(a) For the period from the commencement of operations on November 7, 2023 through October 31, 2024.

162
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Global ex
US Core
Fixed Income
ETF(a)
Dimensional
Global Credit
ETF(a)
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $— and $—, respectively) ................... $ 10,574 $ 11,305
Dividend Income from Affiliated Investments ....................................... — 220
Income from Securities Lending, Net ............................................. — 10
Other Income ................................................................ — —
Total Investment Income ................................................... 10,574 11,535
EXPENSES:
Investment Management Fees (Note D) ......................................... 513 403
Administration and Accounting ................................................ 26 24
Custodian ................................................................. 10 4
Filing Fees ................................................................ 61 45
Trustees’ Fees & Expenses .................................................. 2 1
Printing Fees .............................................................. 10 8
Deferred Offering Fees ...................................................... 34 34
Professional Fees .......................................................... 4 3
Other Expenses ............................................................ 14 15
Total Expenses .......................................................... 674 537
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (104) (89)
Net Expenses ............................................................. 570 448
Net Investment Income (Loss) ............................................... 10,004 11,087
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ...................... 5,393 (178)
Forward Currency Contracts ................................................. (1,669) 1,015
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ........................... (6,582) 1,791
Forward Currency Contracts .................................................. 7,092 715
Net Realized and Unrealized Gain (Loss) ..................................... 4,234 3,343
Net Increase (Decrease) in Net Assets Resulting from Operations .................. $ 14,238 $ 14,430
(a) For the period from the commencement of operations on November 7, 2023 through October 31, 2024.

163
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Ultrashort
Fixed Income
ETF
Dimensional
National
Municipal
Bond ETF
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $— and $—, respectively) ................... $ 23,574 $ 35,652
Dividends ................................................................... — 492
Dividend Income from Affiliated Investments ....................................... 136 —
Income from Securities Lending, Net ............................................. 11 —
Total Investment Income ................................................... 23,721 36,144
EXPENSES:
Investment Management Fees (Note D) ......................................... 503 1,987
Administration and Accounting ................................................ 27 61
Custodian ................................................................. 3 6
Filing Fees ................................................................ 85 62
Trustees’ Fees & Expenses .................................................. 1 7
Printing Fees .............................................................. 41 22
Deferred Offering Fees ...................................................... 33 —
Professional Fees .......................................................... 16 21
Other Expenses ............................................................ 24 58
Total Expenses .......................................................... 733 2,224
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (105) (114)
Fees Paid Indirectly (Note D) ................................................. — (4)
Net Expenses ............................................................. 628 2,106
Net Investment Income (Loss) ............................................... 23,093 34,038
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ................................................... 126 (330)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ....................................................... 542 35,418
Net Realized and Unrealized Gain (Loss) ..................................... 668 35,088
Net Increase (Decrease) in Net Assets Resulting from Operations .................. $ 23,761 $ 69,126

164
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
California
Municipal
Bond ETF
INVESTMENT INCOME:
Interest ................................................................................ $ 8,083
Dividends ............................................................................... 162
Total Investment Income ............................................................... 8,245
EXPENSES:
Investment Management Fees (Note D) ..................................................... 421
Administration and Accounting ............................................................ 18
Custodian ............................................................................. 1
Filing Fees ............................................................................ 36
Trustees’ Fees & Expenses .............................................................. 1
Printing Fees .......................................................................... 5
Deferred Offering Fees .................................................................. 19
Professional Fees ...................................................................... 50
Other Expenses ........................................................................ 22
Total Expenses ...................................................................... 573
Fees Waived, Expenses Reimbursed by Advisor (Note D) ...................................... (74)
Fees Paid Indirectly (Note D) ............................................................. —
Net Expenses ......................................................................... 499
Net Investment Income (Loss) ........................................................... 7,746
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ............................................................... (9)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ................................................................... 4,961
Net Realized and Unrealized Gain (Loss) ................................................. 4,952
Net Increase (Decrease) in Net Assets Resulting from Operations .............................. $ 12,698

165
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Core Fixed Income
ETF
Dimensional Short-Duration Fixed
Income ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
Year ended
October 31, 2024
Year ended
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 232,173 $ 119,633 $ 132,947 $ 45,324
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... 43,729 (103,624) (5,680) (27,250)
In-Kind Transactions ...................... 10,381 (239) 181 —
Forward Currency Contracts ................ (9,507) 13,940 (3,317) 10,468
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 146,382 (48,307) 39,835 23,419
Forward Currency Contracts ................ 4,778 1,221 7,148 361
Change in Net Assets Resulting from Operations . 427,936 (17,376) 171,114 52,322
Distributions:
Total Distributions .......................... (221,251) (116,396) (124,255) (43,734)
Change in Net Assets Resulting from Distributions .. (221,251) (116,396) (124,255) (43,734)
Capital Share Transactions:
Shares Issued ............................. 2,310,763 2,306,736 1,842,438 860,529
Cost of Shares Redeemed ................... (303,975) (30,437) (9,535) —
Change in Net Assets Resulting from Capital Share
Transactions .............................. 2,006,788 2,276,299 1,832,903 860,529
Change in Net Assets ......................... 2,213,473 2,142,527 1,879,762 869,117
Net Assets:
Beginning of Period ......................... 3,518,443 1,375,916 1,683,059 813,942
End of Period .............................. $ 5,731,916 $ 3,518,443 $ 3,562,821 $ 1,683,059
Share Transactions:
Issued ................................... 55,000 55,450 39,200 18,550
Redeemed ................................ (7,100) (750) (200) —
Change in Shares ........................... 47,900 54,700 39,000 18,550

166
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Inflation-Protected
Securities ETF
Dimensional
Global Core
Plus Fixed
Income ETF
Dimensional
Global ex US
Core Fixed
Income ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
For the period
November 7,
2023 Ʊ
through
October 31, 2024
For the period
November 7,
2023 Ʊ
through
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 21,603 $ 15,014 $ 25,642 $ 10,004
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (5,040) (3,867) 3,539 5,393
In-Kind Transactions ...................... — 158 — —
Forward Currency Contracts ................ — — (823) (1,669)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 27,607 (16,262) 1,676 (6,582)
Forward Currency Contracts ................ — — 6,457 7,092
Change in Net Assets Resulting from Operations . 44,170 (4,957) 36,491 14,238
Distributions:
Total Distributions .......................... (21,090) (14,230) (14,732) (4,467)
Change in Net Assets Resulting from Distributions .. (21,090) (14,230) (14,732) (4,467)
Capital Share Transactions:
Shares Issued ............................. 361,341 182,581 1,046,446 580,300
Cost of Shares Redeemed ................... — (21,577) — —
Change in Net Assets Resulting from Capital Share
Transactions .............................. 361,341 161,004 1,046,446 580,300
Change in Net Assets ......................... 384,421 141,817 1,068,205 590,071
Net Assets:
Beginning of Period ......................... 404,480 262,663 — —
End of Period .............................. $ 788,901 $ 404,480 $ 1,068,205 $ 590,071
Share Transactions:
Issued ................................... 8,825 4,425 19,800 11,050
Redeemed ................................ — (525) — —
Change in Shares ........................... 8,825 3,900 19,800 11,050

167
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Global Credit
ETF
Dimensional Ultrashort Fixed
Income ETF
For the period
November 7,
2023 Ʊ
through
October 31, 2024
Year ended
October 31, 2024
For the period
September 26,
2023 Ʊ
through
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ............................... $ 11,087 $ 23,093 $ 201
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ... (178) 126 —
Forward Currency Contracts ............................... 1,015 — —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ........ 1,79 1 542 (24)
Forward Currency Contracts ............................... 715 — —
Change in Net Assets Resulting from Operations ................ 14,430 23,761 177
Distributions:
Total Distributions ......................................... (7,932) (20,882) (80)
Change in Net Assets Resulting from Distributions ................. (7,932) (20,882) (80)
Capital Share Transactions:
Shares Issued ............................................ 442,358 697,378 60,096
Change in Net Assets Resulting from Capital Share Transactions ..... 442,358 697,378 60,096
Change in Net Assets ........................................ 448,856 700,257 60,193
Net Assets:
Beginning of Period ........................................ — 60,193 —
End of Period ............................................. $ 448,856 $ 760,450 $ 60,193
Share Transactions:
Issued .................................................. 8,400 13,800 1,200
Change in Shares .......................................... 8,400 13,800 1,200

168
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional National Municipal
Bond ETF
Dimensional California Municipal
Bond ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
Year ended
October 31, 2024
For the period
June 26, 2023 Ʊ
through
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 34,038 $ 18,847 $ 7,746 $ 1,226
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (330) (1,180) (9) (12)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... 35,418 (15,267) 4,961 (5,215)
Change in Net Assets Resulting from Operations . 69,126 2,400 12,698 (4,001)
Distributions:
Total Distributions .......................... (32,580) (18,635) (7,381) (1,009)
Change in Net Assets Resulting from Distributions .. (32,580) (18,635) (7,381) (1,009)
Capital Share Transactions:
Shares Issued ............................. 365,699 432,437 162,505 185,550
Cost of Shares Redeemed ................... — (25,614) (3,755) —
Change in Net Assets Resulting from Capital Share
Transactions .............................. 365,699 406,823 158,750 185,550
Change in Net Assets ......................... 402,245 390,588 164,067 180,540
Net Assets:
Beginning of Period ......................... 978,997 588,409 180,540 —
End of Period .............................. $ 1,381,242 $ 978,997 $ 344,607 $ 180,540
Share Transactions:
Issued ................................... 7,650 9,100 3,225 3,725
Redeemed ................................ — (550) (75) —
Change in Shares ........................... 7,650 8,550 3,150 3,725

169
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional Core Fixed Income ETF Dimensional Short-Duration Fixed Income ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ......................... $ 39.64 $ 40.41 $ 50.03 $ 46.17 $ 45.47 $ 50.02
Income From Investment Operations (a)
Net Investment Income (Loss) ........................... 2.02 1.83 1.28 2.32 1.73 0.85
Net Gains (Losses) on Securities (Realized and Unrealized) .... 2.23 (0.86) (10.06) 0.90 0.54 (4.67)
Total from Investment Operations ............................ 4.25 0.97 (8.78) 3.22 2.27 (3.82)
Less Distributions:
Net Investment Income ................................ (1.94) (1.74) (0.84) (2.17) (1.57) (0.73)
Total Distributions ........................................ (1.94) (1.74) (0.84) (2.17) (1.57) (0.73)
Net Asset Value, End of Period .............................. $ 41.95 $ 39.64 $ 40.41 $ 47.22 $ 46.17 $ 45.47
Total Return at NAV (b) (c) .................................. 10.83% 2.29% (17.67)% 7.10% 5.04% (7.68)%
Total Return at Market (c) (d) ................................ 10.46% 2.37% (17.46)% 7.10% 4.59% (7.26)%
Net Assets, End of Year (thousands) .......................... $ 5,731,916 $ 3,518,443 $ 1,375,916 $ 3,562,821 $ 1,683,059 $ 813,942
Ratio of Expenses to Average Net Assets (e) .................... 0.17% 0.17% 0.19% 0.16% 0.16% 0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) .................... 0.18% 0.19% 0.20% 0.17% 0.18% 0.19%
Ratio of Net Investment Income to Average Net Assets (e) ......... 4.81% 4.40% 3.05% 4.93% 3.74% 1.88%
Portfolio Turnover Rate (c) (f) ................................ 42% 39% 75% 43% 42% 32%
See page 2 for the Definitions of Abbreviations and Footnotes.

170
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional Inflation-Protected Securities ETF
Dimensional
Global Core Plus
Fixed Income
ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
Period
November 7, 2023
Ʊ
through
October 31, 2024
Net Asset Value, Beginning of Period ........................................................ $ 39.27 $ 41.04 $ 50.02 $ 50.06
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................................... 1.51 1.71 2.95 2.38
Net Gains (Losses) on Securities (Realized and Unrealized) ................................... 1.91 (1.89) (9.50) 2.86
Total from Investment Operations ........................................................... 3.42 (0.18) (6.55) 5.24
Less Distributions:
Net Investment Income ............................................................... (1.44) (1.59) (2.43) (1.35)
Total Distributions ....................................................................... (1.44) (1.59) (2.43) (1.35)
Net Asset Value, End of Period ............................................................. $ 41.25 $ 39.27 $ 41.04 $ 53.95
Total Return at NAV (b) (c) ................................................................. 8.79% (0.56)% (13.40)% 10.54%
Total Return at Market (c) (d) ............................................................... 8.68% (0.55)% (13.30)% 10.76%
Net Assets, End of Year (thousands) ......................................................... $ 788,901 $ 404,480 $ 262,663 $ 1,068,205
Ratio of Expenses to Average Net Assets (e) ................................................... 0.11% 0.11% 0.11% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived
Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .................................... 0.12% 0.12% 0.14% 0.24%
Ratio of Net Investment Income to Average Net Assets (e) ........................................ 3.68% 4.14% 6.84% 4.54%
Portfolio Turnover Rate (c) (f) ............................................................... 11% 9% 20% 15%
See page 2 for the Definitions of Abbreviations and Footnotes.

171
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional
Global ex US
Core Fixed
Income ETF
Dimensional
Global Credit
ETF
Period
November 7, 2023
Ʊ
through
October 31, 2024
Period
November 7, 2023
Ʊ
through
October 31, 2024
Net Asset Value, Beginning of Period ....................................................................................... $ 50.12 $ 50.06
Income From Investment Operations (a)
Net Investment Income (Loss) ......................................................................................... 1.82 2.58
Net Gains (Losses) on Securities (Realized and Unrealized) .................................................................. 2.40 2.62
Total from Investment Operations .......................................................................................... 4.22 5.20
Less Distributions:
Net Investment Income .............................................................................................. (0.94) (1.82)
Total Distributions ...................................................................................................... (0.94) (1.82)
Net Asset Value, End of Period ............................................................................................ $ 53.40 $ 53.44
Total Return at NAV (b) (c) ................................................................................................ 8.49% 10.49%
Total Return at Market (c) (d) .............................................................................................. 8.79% 10.67%
Net Assets, End of Year (thousands) ........................................................................................ $ 590,071 $ 448,856
Ratio of Expenses to Average Net Assets (e) .................................................................................. 0.20% 0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees
Paid Indirectly) (e) .................................................................................................. 0.24% 0.24%
Ratio of Net Investment Income to Average Net Assets (e) ....................................................................... 3.51% 4.95%
Portfolio Turnover Rate (c) (f) .............................................................................................. 48% 17%
See page 2 for the Definitions of Abbreviations and Footnotes.

172
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional Ultrashort Fixed
Income ETF Dimensional National Municipal Bond ETF
Year
ended
October 31, 2024
Period
September 26,
2023 Ʊ
through
October 31, 2023
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ........................................ $ 50.16 $ 50.00 $ 46.18 $ 46.51 $ 50.12
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................... 2.79 0.25 1.32 1.10 0.74
Net Gains (Losses) on Securities (Realized and Unrealized) ................... 0.22 (0.02) 1.63 (0.36) (3.94)
Total from Investment Operations ........................................... 3.01 0.23 2.95 0.74 (3.20)
Less Distributions:
Net Investment Income ............................................... (2.47) (0.07) (1.25) (1.07) (0.41)
Total Distributions ....................................................... (2.47) (0.07) (1.25) (1.07) (0.41)
Net Asset Value, End of Period ............................................. $ 50.70 $ 50.16 $ 47.88 $ 46.18 $ 46.51
Total Return at NAV (b) (c) ................................................. 6.14% 0.45% 6.41% 1.55% (6.38)%
Total Return at Market (c) (d) ............................................... 6.01% 0.56% 6.48% 1.62% (6.39)%
Net Assets, End of Year (thousands) ......................................... $ 760,450 $ 60,193 $ 1,381,242 $ 978,997 $ 588,409
Ratio of Expenses to Average Net Assets (e) ................................... 0.15% 0.15% 0.17% 0.17% 0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) ..... 0.18% 0.69% 0.18% 0.19% 0.19%
Ratio of Net Investment Income to Average Net Assets (e) ........................ 5.51% 5.27% 2.74% 2.32% 1.62%
Portfolio Turnover Rate (c) (f) ............................................... 19% —% 15% 9% 7%
See page 2 for the Definitions of Abbreviations and Footnotes.

173
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional California Municipal
Bond ETF
Year
ended
October 31, 2024
Period
June 26, 2023 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ....................................................................................... $ 48.47 $ 50.02
Income From Investment Operations (a)
Net Investment Income (Loss) ......................................................................................... 1.48 0.47
Net Gains (Losses) on Securities (Realized and Unrealized) .................................................................. 1.57 (1.70)
Total from Investment Operations .......................................................................................... 3.05 (1.23)
Less Distributions:
Net Investment Income .............................................................................................. (1.40) (0.32)
Total Distributions ...................................................................................................... (1.40) (0.32)
Net Asset Value, End of Period ............................................................................................ $ 50.12 $ 48.47
Total Return at NAV (b) (c) ................................................................................................ 6.34% (2.47)%
Total Return at Market (c) (d) .............................................................................................. 6.55% (2.42)%
Net Assets, End of Year (thousands) ........................................................................................ $ 344,607 $ 180,540
Ratio of Expenses to Average Net Assets (e) .................................................................................. 0.19% 0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees
Paid Indirectly) (e) .................................................................................................. 0.22% 0.24%
Ratio of Net Investment Income to Average Net Assets (e) ....................................................................... 2.94% 2.76%
Portfolio Turnover Rate (c) (f) .............................................................................................. 36% 1%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e) Annualized for periods less than one year
(f) Excludes impact of in-kind transactions

DIMENSIONAL ETF TRUST
Notes to Financial Statements
174
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940
(the “1940 Act”). As of October 31, 2024, the Trust is comprised of forty operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (“the Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Inflation-Protected Securities ETF,
Ultrashort Fixed Income ETF, Municipal Bond ETF, and California Municipal Bond ETF are listed and traded on the
NYSE Arca, Inc. Shares of the Global Core Plus Fixed Income ETF, Global ex US Core Fixed Income ETF, and
Global Credit ETF are listed and traded on Nasdaq. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of
Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind for a designated portfolio of investments (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is
either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a
Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized
Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
Fund Short Name
Dimensional Core Fixed Income ETF Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF Inflation-Protected Securities ETF
Dimensional Global Core Plus Fixed Income ETF Global Core Plus Fixed Income ETF
Dimensional Global ex US Core Fixed Income ETF Global ex US Core Fixed Income ETF
Dimensional Global Credit ETF Global Credit ETF
Dimensional Ultrashort Fixed Income ETF Ultrashort Fixed Income ETF
Dimensional National Municipal Bond ETF Municipal Bond ETF
Dimensional California Municipal Bond ETF California Municipal Bond ETF

175
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level
2 or Level 3 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as
Level 2 in the hierarchy.
With respect to the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Global Core Plus Fixed Income
ETF, Global ex US Core Fixed Income ETF, Global Credit ETF, and Ultrashort Fixed Income ETF (the “International
Fixed Income Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time.
The International Fixed Income Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Fixed Income Funds do not price their shares; therefore the value of securities held by the International Fixed Income Funds may change on days when shareholders will not be able to purchase or redeem shares.

176
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
3.
Foreign Currency Translations
The accounting records of the International Fixed Income Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Fixed Income Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations on the Statements of
Operations. Any realized gains or losses from these fluctuations are included in Net Realized Gains or Losses from
Investment Transactions and Foreign Currency Transactions on the Statements of Operations.
4.
Treasury Inflation-Protected Securities (TIPS)
Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/
or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity)
and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount.
These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (“CPI-U”). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

177
5.
To-Be-Announced (TBA) Commitments
To-Be-Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.
6.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
7.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least monthly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
8.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
9.
Other
Discount and premium on debt securities purchased are amortized, using the effective interest method.
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.

178
C. Derivative Instruments
All open derivative positions at year end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Fixed Income Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s
Statement of Operations as the Change in Unrealized Appreciation or Depreciation on Forward Currency Contracts.
When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a Net Realized Gain or Loss from Forward Currency Contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended October 31, 2024 was as follows (amounts in thousands):
* Average amount of Currency Purchased/Sold in USD.
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2024 (amounts in thousands):
(1) Presented on Statements of Assets and Liabilities as Unrealized Appreciation on: Forward Foreign Currency Contracts.
(2) Presented on Statements of Assets and Liabilities as Unrealized Depreciation on: Forward Foreign Currency Contracts.
Forward
Currency
Contracts*
Core Fixed Income ETF ................................................................................................................ $399,813
Short-Duration Fixed Income ETF ................................................................................................. 320,515
Global Core Plus Fixed Income ETF ............................................................................................. 319,548
Global ex US Core Fixed Income ETF .......................................................................................... 345,153
Global Credit ETF .......................................................................................................................... 86,854
Asset s Liabilit ies
Unrealized
Appreciation on
Forward Currency
Contracts (1)
Unrealized
Depreciation on
Forward Currency
Contracts (2)
Currency Rate Risk Exposure:
Core Fixed Income ETF ................................................................. $6,128 $129
Short-Duration Fixed Income ETF .................................................. 7,650 141
Global Core Plus Fixed Income ETF .............................................. 6,984 527
Global ex US Core Fixed Income ETF ........................................... 7,409 317
Global Credit ETF ........................................................................... 942 227

179
The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended October 31, 2024 (amounts in thousands):
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of October 31, 2024, the Funds’ derivative assets and liabilities (by type) were as follows (amounts in thousands):
Realized Gain
(Loss) from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Forward Currency
Contracts (1)
Forward Currency
Contracts (2)
Currency Risk Exposure:
Core Fixed Income ETF ................................................................. $(9,507) $4,778
Short-Duration Fixed Income ETF .................................................. (3,317) 7,148
Global Core Plus Fixed Income ETF .............................................. (823) 6,457
Global ex US Core Fixed Income ETF ........................................... (1,669) 7,092
Global Credit ETF ........................................................................... 1,015 715
Core Fixed Income
ETF
Short-Duration Fixed
Income ETF
Global Core Plus Fixed
Income ETF
Global ex US Core
Fixed Income ETF Global Credit ETF
Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities
Derivative
Financial
Instruments :
Forwar d currency
contracts ..
$6,128 $129 $7,650 $141 $6,984 $527 $7,409 $317 $942 $227
Total derivative
assets and
liabilities in the
Statements
of Assets and
Liabilities ..
$6,128 $129 $7,650 $141 $6,984 $527 $7,409 $317 $942 $227

180
The following tables present the Funds’ derivative assets and liabilities as of October 31, 2024 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund
(amounts in thousands):
Core Fixed Income
ETF
Short-Duration Fixed
Income ETF
Global Core Plus Fixed
Income ETF
Global ex US Core
Fixed Income ETF Global Credit ETF
Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities
Derivative asset
and liabilities
not subject to a
master netting
agree ment
or similar
agreement
(“MNA” ) ....
$— $— $— $— $— $— $— $— $— $—
Total assets and
liabilities subject
to a n MNA $6,128 $129 $7,650 $141 $6,984 $527 $7,409 $317 $942 $227
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Received (a)
Cash
Collateral
Received (a)
Net Amount
of Derivative
Assets
Core Fixed Income ETF
ANZ Banking Group Ltd ... $1,930 $— $— $— $1,930
Bank of America ............... 45 (3) — — 42
HSBC Bank ...................... 534 — — — 534
State Street Bank and
Trust Company ................. 1,155 — — — 1,155
UBS Warburg ................... 2,464 (126) — — 2,338
$6,128 $(129) $— $— $5,999
Short-Duration Fixed
Income ETF
Bank of America ...............
$213 $(21) $— $— $192
Citigroup ...........................
89 (89) — — —
HSBC Bank ......................
5,153 — — — 5,153
RBC Dominion Securities .
85 — — — 85
State Street Bank and
Trust Company ................
1,935 — — — 1,935
UBS Warburg ...................
175 — — — 175
$7,650 $(110) $— $— $7,540
Global Core Plus Fixed
Income ETF
Citigroup ...........................
$726 $(213) $— $— $513
RBC Dominion Securities .
956 (28) — — 928
State Street Bank and
Trust Company ................
5,302 (286) — — 5,016
$6,984 $(527) $— $— $6,457

181
(a)The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Received (a)
Cash
Collateral
Received (a)
Net Amount
of Derivative
Assets
Global ex US Core Fixed
Income ETF
Citigroup ...........................
$1,644 $(56) $— $— $1,588
RBC Dominion Securities .
1,747 (51) — — 1,696
State Street Bank and
Trust Company .................
4,018 (210) — — 3,808
$7,409 $(317) $— $— $7,092
Global Credit ETF
Citigroup ...........................
$475 $(71) $— $— $404
RBC Dominion Securities .
110 — — — 110
State Street Bank and
Trust Company ................
357 (156) — — 201
$942 $(227) $— $— $715
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Pledged (b)
Cash
Collateral
Pledged (b)
Net Amount
of Derivative
Liabilities
Core Fixed Income ETF
Bank of America ............... $3 $(3) $— $— $—
UBS Warburg ................... 126 (126) — — —
$129 $(129) $— $— $—
Short-Duration Fixed
Income ETF
Bank of America ...............
$21 $(21) $— $— $—
Citigroup ...........................
120 (89) — — 31
$141 $(110) $— $— $31
Global Core Plus Fixed
Income ETF
Citigroup ...........................
$213 $(213) $— $— $—
RBC Dominion Securities .
..........................................
28 (28) — — —
State Street Bank and
Trust Company ................
286 (286) — — —
$527 $(527) $— $— $—

182
(b)The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the Advisor, serve as Sub-Advisors for the Funds and are paid by the Advisor pursuant to separate sub-advisory agreements.
For the period ended October 31, 2024, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor
has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds, as described in the notes below. The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the
ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement will remain in effect through February 28,
2025, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended October 31, 2024, the
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Pledged (b)
Cash
Collateral
Pledged (b)
Net Amount
of Derivative
Liabilities
Global ex US Core Fixed
Income ETF
Citigroup ...........................
$56 $(56) $— $— $—
RBC Dominion Securities .
51 (51) — — —
State Street Bank and
Trust Company ................
210 (210) — — —
$317 $(317) $— $— $—
Global Credit ETF
Citigroup ...........................
$71 $(71) $— $— $—
State Street Bank and
Trust Company ................
156 (156) — — —
$227 $(227) $— $— $—
Management
Fee
Core Fixed Income ETF ..................................................................................................................... 0.16%
Short-Duration Fixed Income ETF ...................................................................................................... 0.15%
Inflation-Protected Securities ETF ...................................................................................................... 0.09%
Global Core Plus Fixed Income ETF .................................................................................................. 0.20%
Global ex US Core Fixed Income ETF ............................................................................................... 0.18%
Global Credit ETF ............................................................................................................................... 0.18%
Ultrashort Fixed Income ETF .............................................................................................................. 0.12%
Municipal Bond ETF ........................................................................................................................... 0.16%
California Municipal Bond ETF ........................................................................................................... 0.16%

183
Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below.
At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense
Limitation Amount in place for the Fund. The waived fees/assumed expenses during the period ended October
31, 2024, recovered previously waived fees/assumed expenses during the period ended October 31, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended October 31, 2024, expenses reduced were as follows (amounts in thousands):
Expense
Limitation
Amount
Waived
Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
Core Fixed Income ETF .............................................................. 0.17% $436 $–
Short-Duration Fixed Income ETF ............................................... 0.16% 345 –
Inflation-Protected Securities ETF ............................................... 0.11% 44 –
Global Core Plus Fixed Income ETF ........................................... 0.22% 134 –
Global ex US Core Fixed Income ETF ........................................ 0.20% 104 –
Global Credit ETF ........................................................................ 0.20% 89 –
Ultrashort Fixed Income ETF ....................................................... 0.15% 105 –
Municipal Bond ETF .................................................................... 0.17% 114 –
California Municipal Bond ETF .................................................... 0.19% 74 –
Previously Waived Fees/Assumed Expenses Subject to
Future Recovery
Expiring
10/31/2025 10/31/2026 10/31/2027 Total
Core Fixed Income ETF ............................ $47 $419 $436 $902
Short-Duration Fixed Income ETF ............. 80 162 345 587
Inflation-Protected Securities ETF ............. 50 51 44 145
Global Core Plus Fixed Income ETF ......... – – 134 134
Global ex US Core Fixed Income ETF ...... – – 104 104
Global Credit ETF ...................................... – – 89 89
Ultrashort Fixed Income ETF ..................... – 21 105 126
Municipal Bond ETF .................................. 35 127 114 276
California Municipal Bond ETF .................. – 23 74 97
Fees Paid
Indirectly
Core Fixed Income ETF ............................................................................................................................. $ 14
Inflation-Protected Securities ETF .............................................................................................................. 1
Municipal Bond ETF ................................................................................................................................... 4
California Municipal Bond ETF ................................................................................................................... –

184
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO) receive no compensation from the Trust. For the period ended October
31, 2024, the total related amount paid by the Trust to the CCO was $95 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.
E. Deferred Compensation
As of October 31, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
F. Federal Income Taxes
Each Fund has qualified (with respect to the Global Core Plus Fixed Income ETF, Global ex US Core Fixed
Income ETF, and Global Credit ETF, intend to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above.
These reclassifications had no effect on net assets or net asset value per share.
Total
Core Fixed Income ETF .................................................................................................................................. $ 8
Short-Duration Fixed Income ETF ................................................................................................................... 4
Inflation-Protected Securities ETF ................................................................................................................... 1
Global Core Plus Fixed Income ETF ............................................................................................................... 1
Global ex US Core Fixed Income ETF ............................................................................................................  –
Global Credit ETF ............................................................................................................................................  –
Ultrashort Fixed Income ETF ........................................................................................................................... 1
Municipal Bond ETF ........................................................................................................................................ 2
California Municipal Bond ETF ........................................................................................................................  –

185
The tax character of dividends and distributions declared and paid during the periods ended October 31,
2023 and October 31, 2024, were as follows (amounts in thousands):
Global Core Plus Fixed Income ETF, Global ex US Core Fixed Income ETF, and Global Credit ETF commenced operations on November 7, 2023, and did not pay any distributions for the year ended October 31, 2023.
As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains
Tax-Exempt
Income Total
Core Fixed Income ETF
2023 .................................... $ 116,396 $ – $ – $ 116,396
2024 .................................... 221,251 – – 221,251
Short-Duration Fixed Income ETF
2023 .................................... 43,734 – – 43,734
2024 .................................... 124,255 – – 124,255
Inflation-Protected Securities ETF
2023 .................................... 14,230 – – 14,230
2024 .................................... 21,090 – – 21,090
Global Core Plus Fixed Income ETF
2024 .................................... 14,732 – – 14,732
Global ex US Core Fixed Income ETF
2024 .................................... 4,467 – – 4,467
Global Credit ETF
2024 .................................... 7,932 – – 7,932
Ultrashort Fixed Income ETF
2023 .................................... 80 – – 80
2024 .................................... 20,882 – – 20,882
Municipal Bond ETF
2023 .................................... – – 18,635 18,635
2024 .................................... – – 32,580 32,580
California Municipal Bond ETF
2023 .................................... – – 1,009 1,009
2024 .................................... – – 7,381 7,381
Net Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
Core Fixed Income ETF ............................... $ 1,657 $ — $ 1,657
Short-Duration Fixed Income ETF ....................... 32 — 32

186
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
(1)The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and difference between book and tax amortization methods for premium and market discounts.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2024, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the period ended October 31, 2024, the following Funds used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Tax-Exempt
Net Investment
Income
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
Core Fixed Income
ETF ............ $23,504 $— $— $(110,746) $6,740 $(80,502)
Short-Duration
Fixed Income ETF 21,509 — — (37,398) 9,042 (6,847)
Inflation-Protected
Securities ETF ... 1,544 — — (13,854) (20,607) (32,917)
Global Core Plus
Fixed Income ETF 20,185 — — — 1,615 21,800
Global ex US Core
Fixed Income ETF 16,537 — — (112) (6,620) 9,805
Global Credit ETF 5,089 — — (314) 1,758 6,533
Ultrashort Fixed
Income ETF ..... 2,487 — — — 514 3,001
Municipal Bond
ETF ............ — 2,275 — (1,956) (1,202) (883)
California Municipal
Bond ETF ....... — 602 — (21) (255) 326
Total
Core Fixed Income ETF ............................................................. $ 110,746
Short-Duration Fixed Income ETF ..................................................... 37,398
Inflation-Protected Securities ETF ..................................................... 13,854
Global ex US Core Fixed Income ETF ................................................. 112
Global Credit ETF .................................................................. 314
Municipal Bond ETF ................................................................ 1,956
California Municipal Bond ETF ........................................................ 21
Total
Core Fixed Income ETF ........................................................................................... $ 42,674
Ultrashort Fixed Income ETF .................................................................................... —

187
As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes
 sets forth a minimum threshold for financial statement
recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
G. Securities Lending
As of October 31, 2024, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of
0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Fixed Income ETF ................ $ 7,239,626 $ 123,382 $ (116,615) $ 6,767
Short-Duration Fixed Income ETF ........ 3,546,829 34,508 (25,236) 9,272
Inflation-Protected Securities ETF ........ 808,151 61,23 2 (81,839) (20,607)
Global Core Plus Fixed Income ETF ...... 1,158,587 30,010 (28,218) 1,792
Global ex US Core Fixed Income ETF .... 578,779 32,39 9 (38,724) (6,325)
Global Credit ETF ..................... 443,231 7,349 (5,576) 1,773
Ultrashort Fixed Income ETF ............ 758,592 614 (100) 514
Municipal Bond ETF ................... 1,369,661 13,72 3 (14,925) (1,202)
California Municipal Bond ETF ........... 342,782 1,707 (1,962) (255)

188
netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the period ended October 31, 2024, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board. For the period ended October 31, 2024, the Funds did not engage in any Rule 17a-7 transactions under the Rule.
For the period ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-
kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
Balance at
October 31,
2023
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss) on
Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
October 31,
2024
Shares as of
October 31,
2024
Dividend
Income
Capital Gains
Distributions
Core Fixed Income
ETF
The DFA Short Term
Investment Fund $67,509 $1,799,706 $1,788,266 $— $— $78,949 6,826 $12,947 $—
Total $67,509 $1,799,706 $1,788,266 $— $— $78,949 $12,947 $—
Short-Duration
Fixed Income
ETF
The DFA Short Term
Investment Fund $28,417 $463,136 $451,069 $— $— $40,484 3,500 $3,567 $—
Total $28,417 $463,136 $451,069 $— $— $40,484 $3,567 $—
Global Core Plus
Fixed Income
ETF
The DFA Short Term
Investment Fund $— $55,620 $42,676 $— $— $12,944 1,119 $239 $—
Total $— $55,620 $42,676 $— $— $12,944 $239 $—
Global Credit ETF
The DFA Short Term
Investment Fund $— $25,086 $19,938 $— $— $5,148 445 $220 $—
Total $— $25,086 $19,938 $— $— $5,148 $220 $—

189
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2024 were as follows (amounts in thousands):
In-kind transactions for the period ended October 31, 2024 were as follows (amounts in thousands):
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities and an amount of cash.  Funds also reserve the right to permit or require Creation
Units to be issued (or redeemed) entirely or partially for cash. Authorized Participants redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs a Fund incurs to issue or redeem
Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
Balance at
October 31,
2023
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss) on
Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
October 31,
2024
Shares as of
October 31,
2024
Dividend
Income
Capital Gains
Distributions
Ultrashort Fixed
Income ETF
The DFA Short Term
Investment Fund $725 $46,854 $43,001 $— $— $4,578 396 $136 $—
Total $725 $46,854 $43,001 $— $— $4,578 $136 $—
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
Core Fixed Income ETF .................................. $ 2,025,646 $ 1,058,931 $ 2,181,648 $ 1,643,658
Short-Duration Fixed Income ETF ................... 334,080 1 61,797 1,596,191 904,097
Inflation-Protected Securities ETF ................... 4 25,665 83,187 66,255 83,187
Global Core Plus Fixed Income ETF ............... 56,598 – 462,984 68,387
Global ex US Core Fixed Income ETF ............ 5,325 1,588 349,707 113,299
Global Credit ETF ............................................ 13,684 – 215,304 30,105
Ultrashort Fixed Income ETF ........................... 71,727 17,785 138,124 28,364
Municipal Bond ETF ........................................ – – 480,479 168,183
California Municipal Bond ETF ........................ – – 243,197 86,950
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
Core Fixed Income ETF ................................ $ 1 ,047,455 $ 164,237 $ 1,216,914 $ 137,446
Short-Duration Fixed Income ETF ................. 255,951 4,675 1,521, 341 4,768
Inflation-Protected Securities ETF ................. 359,410 –  – –
Global Core Plus Fixed Income ETF ............. 26,511 – 593 , 071 –
Global ex US Core Fixed Income ETF .......... 855 – 295,533 –
Global Credit ETF .......................................... 12,852 – 237,689 –
Ultrashort Fixed Income ETF .........................  43,668  –  403,373  –
Municipal Bond ETF ...................................... – – 9,064 –

190
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as Due from Custodian and securities related to in-kind redemptions are reflected as Securities Payable Related to In-Kind Transactions on the Statements
of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as Collateral for ETF
Capital Activity on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.
Inflation Protection Risks
: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Dimensional Inflation-Protected Securities
ETF may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-
protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Fund may not pay income and the Fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Fund’s value. For example, if interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Fund at the time of such adjustments (which generally would be distributed by the
Fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through
December 27, 2023. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.
There were no borrowings by the Funds under this line of credit during the period ended October 31, 2024.

191
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the period ended October 31, 2024.
M. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
N. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

192
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dimensional ETF Trust and Shareholders of each of the nine funds listed in the table below.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (nine of the funds constituting Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of
America.
Fund Statement of
operations
Statement
of changes
in net assets
Financial
highlights
Dimensional Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF
Dimensional National Municipal Bond ETF
For the year
ended October
31, 2024
For the
years ended
October 31,
2024 and
2023
For the years
ended October
31, 2024 and
2023 and the
period November
15, 2021
(commencement
of operations)
through October
31, 2022
Dimensional Ultrashort Fixed Income ETF
For the year
ended October
31, 2024
For the year ended October 31,
2024 and the period June 26, 2023
(commencement of operations)
through October 31, 2023
Dimensional California Municipal Bond ETF
For the year
ended October
31, 2024
For the year ended October 31, 2024
and the period September 26, 2023
(commencement of operations)
through October 31, 2023
Dimensional Global Core Plus Fixed Income ETF
Dimensional Global Credit ETF
Dimensional Global ex US Core Fixed Income ETF
For the period November 7, 2023 (commencement of
operations) through October 31, 2024
PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, www.pwc.com/us

193
Basis for Opinions
These financial statements are the responsibility of the Funds ’ management. Our responsibility is to express an opinion on the Fund s’ financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund s in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, brokers, and transfer agent of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024
We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

194
Tax Notice to Shareholders (Unaudited)
The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the period ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j)
interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in
Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the
Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.
(1) Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under
Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year
2024.
(2) Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under
Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year
2024.
(3) U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions)
for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.
(4) Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under
Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).
Dimensional ETF Trust
Net
Investment
Income
Distribution
Short-term
Capital
Gain
Distribution
Long-Term
Capital
Gain
Distribution
Return
of
Capital
Tax-Exempt
Interest
Total
Distributions
Qualifying
For
Corporate
Dividends
Received
Deduction(1)
Qualifying
Dividend
Income(2)
U.S.
Government
Interest(3)
Foreign
Tax
Credit(4)
Foreign
Source
Income(5)
Qualifying
Interest
Income(6)
Qualifying
Short-Term
Capital
Gain(7)
Dimensional Core Fixed
Income ETF ...................... 100% 0% 0% 0% 0% 100% 0% 0% 43% 0% 0% 81% 0%
Dimensional Short-Duration
Fixed Income ETF ............ 100% 0% 0% 0% 0% 100% 0% 0% 10% 0% 0% 62% 0%
Dimensional Inflation-
Protected ETF ................... 100% 0% 0% 0% 0% 100% 0% 0% 99% 0% 0% 100% 0%
Dimensional Global Core
Plus Fixed Income ETF .... 100% 0% 0% 0% 0% 100% 0% 0% 4% 0% 0% 40% 100%
Dimensional Global ex US
Core Fixed Income ETF .... 100% 0% 0% 0% 0% 100% 0% 0% 1% 0% 0% 1% 0%
Dimensional Global Credit
ETF ................................... 100% 0% 0% 0% 0% 100% 0% 0% 4% 0% 0% 54% 0%
Dimensional Ultrashort
Fixed Income ETF ............ 100% 0% 0% 0% 0% 100% 0% 0% 10% 0% 0% 73% 100%
Dimensional National
Municipal Bond ETF ......... 0% 0% 0% 0% 100% 100% 0% 0% 0% 0% 0% 0% 0%
Dimensional California
Municipal Bond ETF ......... 0% 0% 0% 0% 100% 100% 0% 0% 0% 0% 0% 0% 0%

195
(5) Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue
Code).
(6) Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal
Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.
(7) Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code.
The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

196
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

197
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

198
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Directors/Trustees section of the Notes to Financial Statements above.

199
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY
CONTRACT
Not applicable

DFA-103124-018A

DIMENSIONAL ETF TRUST
Annual Financial Statements & Other Information
Period Ended: October 31, 2024
Dimensional US Core Equity Market ETF
Dimensional US Core Equity 1 ETF
Dimensional US High Profitability ETF
Dimensional US Large Cap Value ETF
Dimensional US Small Cap Value ETF
Dimensional US Vector Equity ETF
Dimensional US Large Cap Vector ETF
Dimensional US Real Estate ETF

**Blank Page**

DIMENSIONAL ETF TRUST
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 128
Item 9 - Proxy Disclosures for Open-End Management Investment Companies
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 130
Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract . . . . . . . . . . . . . . . . 131
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
ADR American Depositary Receipt
GDR Global Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Investment Footnotes
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of October 31, 2024
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE
Arca ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)
Annualized for periods less than one year
(f)
Excludes impact of in-kind transactions
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of Operations

3
Dimensional US Core Equity Market ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value†
COMMON STOCKS — ( 98.4% )
COMMUNICATION SERVICES — (8.4%)
#*Advantage Solutions, Inc. 47,630 $ 145,748
Alphabet, Inc., Class A 654,522 111,995,259
Alphabet, Inc., Class C 552,647 95,436,610
#*AMC Networks, Inc., Class A 4,719 38,224
*Angi, Inc. 4,706 11,200
*Anterix, Inc. 2,129 69,150
#*AST SpaceMobile, Inc. 644 15,334
AT&T, Inc. 843,831 19,019,951
*Atlanta Braves Holdings, Inc. 4,873 192,532
*Atlanta Braves Holdings, Inc. 81 3,407
ATN International, Inc. 1,783 37,372
*Bandwidth, Inc., Class A 2,828 55,146
*Boston Omaha Corp., Class A 2,645 39,040
*Bumble, Inc., Class A 17,838 126,293
#Cable One, Inc. 790 269,832
#*Cardlytics, Inc. 4,903 21,132
*Cargurus, Inc. 11,812 366,408
*Cars.com, Inc. 11,556 184,780
#*Charter Communications, Inc.,
Class A 7,346 2,406,623
*Cinemark Holdings, Inc. 19,900 592,025
Comcast Corp., Class A 488,370 21,327,118
*Consolidated Communications
Holdings, Inc. 4,280 19,838
*E.W. Scripps Co. (The), Class A 6,753 22,656
#*EchoStar Corp., Class A 10,101 253,131
Electronic Arts, Inc. 38,664 5,832,464
#Endeavor Group Holdings, Inc.,
Class A 25,537 753,086
Entravision Communications
Corp., Class A 8,213 19,054
*Eventbrite, Inc., Class A 15,664 50,125
*EverQuote, Inc., Class A 1,447 26,017
Fox Corp., Class A 40,529 1,702,218
Fox Corp., Class B 36,846 1,435,520
*Frontier Communications Parent,
Inc. 40,970 1,463,858
*Gambling.com Group, Ltd. 2,087 20,098
*Gannett Co., Inc. 22,970 107,729
#*Getty Images Holdings, Inc. 1,899 7,881
*Gogo, Inc. 12,677 83,034
Gray Television, Inc. 11,596 66,213
IDT Corp., Class B 4,218 197,951
#*IMAX Corp. 9,506 230,996
*Integral Ad Science Holding
Corp. 28,213 334,042
Interpublic Group of Cos., Inc.
(The) 60,039 1,765,147
Iridium Communications, Inc. 12,143 356,154
John Wiley & Sons, Inc., Class A 8,143 401,450
*Liberty Broadband Corp., Class
A 1,108 88,895
*Liberty Broadband Corp., Class
C 16,456 1,329,974
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Global, Ltd., Class A 9,969 $ 197,486
*Liberty Global, Ltd., Class C 39,275 809,851
*Liberty Latin America, Ltd., Class
A 11,616 113,721
*Liberty Latin America, Ltd., Class
C 30,094 291,310
*Liberty Media Corp. LIB New A 4,073 302,380
*Liberty Media Corp. LIB New C 32,683 2,609,411
*Liberty Media Corp.-Liberty Live 8,436 492,325
*Liberty Media Corp.-Liberty Live 3,586 203,470
*Lions Gate Entertainment Corp.,
Class A 11,432 90,313
*Lions Gate Entertainment Corp.,
Class B 12,363 87,159
#*Live Nation Entertainment, Inc. 32,463 3,802,716
*Lumen Technologies, Inc. 60,781 388,391
*Madison Square Garden
Entertainment Corp. 5,950 248,174
*Madison Square Garden Sports
Corp. 2,196 489,049
*Magnite, Inc. 26,092 325,628
Marcus Corp. (The) 3,226 60,875
*Match Group, Inc. 33,153 1,194,503
Meta Platforms, Inc., Class A 271,187 153,920,317
*National CineMedia, Inc. 4,606 33,117
*Netflix, Inc. 39,791 30,083,190
New York Times Co. (The), Class
A 23,938 1,336,698
News Corp., Class A 58,547 1,595,406
News Corp., Class B 30,438 883,920
Nexstar Media Group, Inc. 6,667 1,172,859
*Nextdoor Holdings, Inc. 20,903 50,585
Omnicom Group, Inc. 37,218 3,759,018
#Paramount Global, Class B 37,415 409,320
*Pinterest, Inc., Class A 64,821 2,060,660
Playtika Holding Corp. 14,527 113,746
*PubMatic, Inc., Class A 5,571 81,922
*QuinStreet, Inc. 7,689 161,469
*ROBLOX Corp., Class A 39,403 2,037,923
*Roku, Inc. 16,748 1,073,212
Scholastic Corp. 3,850 95,595
Shenandoah Telecommunications
Co. 7,011 97,032
#Shutterstock, Inc. 5,605 179,864
#Sinclair, Inc. 5,356 92,498
#Sirius XM Holdings, Inc. 38,311 1,021,371
#*Snap, Inc., Class A 168,735 2,051,818
*Sphere Entertainment Co. 4,566 190,904
Spok Holdings, Inc. 1,054 16,411
*Spotify Technology SA 6,669 2,568,232
*Stagwell, Inc. 16,552 102,788
*Take-Two Interactive Software,
Inc. 22,767 3,681,879
*TechTarget, Inc. 4,482 129,731
TEGNA, Inc. 26,957 442,904

4
Dimensional US Core Equity Market ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
Telephone and Data Systems,
Inc. 14,820 $ 440,895
*Thryv Holdings, Inc. 4,492 64,595
*TKO Group Holdings, Inc. 9,680 1,130,334
T-Mobile US, Inc. 62,550 13,958,658
*Trade Desk, Inc. (The), Class A 39,659 4,767,408
*TripAdvisor, Inc. 19,562 313,774
*TrueCar, Inc. 8,467 33,106
*United States Cellular Corp. 5,546 342,188
Verizon Communications, Inc. 577,732 24,339,849
*Vimeo, Inc. 22,472 107,191
#*Vivid Seats, Inc., Class A 6,139 24,986
Walt Disney Co. (The) 185,366 17,832,209
*Warner Bros Discovery, Inc. 303,357 2,466,292
#Warner Music Group Corp.,
Class A 13,260 423,790
*Yelp, Inc. 8,876 303,027
*Ziff Davis, Inc. 6,243 288,864
*ZipRecruiter, Inc. 8,253 76,505
*ZoomInfo Technologies, Inc. 36,523 403,579
TOTAL COMMUNICATION
SERVICES 557,389,116
CONSUMER DISCRETIONARY — (10.5%)
#*1-800-Flowers.com, Inc., Class
A 5,510 45,843
*Abercrombie & Fitch Co. 9,357 1,233,159
Academy Sports & Outdoors, Inc. 12,631 642,413
*Accel Entertainment, Inc. 13,836 152,749
#Acushnet Holdings Corp. 9,886 606,012
*Adient PLC 13,527 264,182
ADT, Inc. 161,915 1,165,788
*Adtalem Global Education, Inc. 6,035 488,352
Advance Auto Parts, Inc. 8,729 311,538
*Airbnb, Inc., Class A 36,050 4,859,179
#A-Mark Precious Metals, Inc.,
Class A 3,202 124,398
*Amazon.com, Inc. 1,041,653 194,164,119
*American Axle & Manufacturing
Holdings, Inc. 31,959 180,568
American Eagle Outfitters, Inc. 33,182 650,035
*American Public Education, Inc. 1,258 19,084
*America's Car-Mart, Inc. 731 28,538
*AMMO, Inc. 7,474 8,072
*Aptiv PLC 32,898 1,869,593
Aramark 38,999 1,475,332
#Arhaus, Inc. 11,366 96,384
Ark Restaurants Corp. 63 686
Arko Corp. 19,286 128,252
*Asbury Automotive Group, Inc. 3,132 713,595
Autoliv, Inc. 14,610 1,356,977
*AutoNation, Inc. 7,321 1,138,196
*AutoZone, Inc. 2,344 7,053,096
#*Bally's Corp. 2,751 48,005
Bassett Furniture Industries, Inc. 534 7,684
Bath & Body Works, Inc. 30,769 873,224
*Beazer Homes USA, Inc. 7,748 238,328
Best Buy Co., Inc. 50,327 4,551,071
#*Beyond, Inc. 6,753 43,287
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Biglari Holdings, Inc., Class B 10 $ 1,703
*BJ's Restaurants, Inc. 3,415 126,662
Bloomin' Brands, Inc. 16,231 269,272
Booking Holdings, Inc. 3,273 15,305,366
*Boot Barn Holdings, Inc. 4,423 550,885
BorgWarner, Inc. 32,319 1,086,888
#Bowlero Corp., Class A 6,762 70,122
Boyd Gaming Corp. 2,437 168,860
*Bright Horizons Family Solutions,
Inc. 8,498 1,134,228
*Brinker International, Inc. 5,746 590,172
Brunswick Corp. 10,975 875,146
Buckle, Inc. (The) 9,759 415,343
Build-A-Bear Workshop, Inc. 2,011 76,599
*Burlington Stores, Inc. 9,694 2,401,882
*Caesars Entertainment, Inc. 28,837 1,154,922
Caleres, Inc. 6,193 184,861
#Camping World Holdings, Inc.,
Class A 7,460 149,648
*Capri Holdings, Ltd. 8,435 166,507
*CarMax, Inc. 24,673 1,785,832
*Carnival Corp. 142,816 3,141,952
Carriage Services, Inc. 1,202 44,943
Carter's, Inc. 6,277 343,352
#*Carvana Co. 11,002 2,720,905
Cato Corp. (The), Class A 2,741 17,899
*Cava Group, Inc. 4,315 576,311
*Cavco Industries, Inc. 1,245 510,195
Century Communities, Inc. 4,953 439,133
*Champion Homes, Inc. 7,637 673,813
#Cheesecake Factory, Inc. (The) 9,417 435,254
*Chegg, Inc. 17,025 27,240
*Chewy, Inc., Class A 20,414 550,566
*Chipotle Mexican Grill, Inc. 137,099 7,646,011
#Choice Hotels International, Inc. 6,354 886,447
Churchill Downs, Inc. 11,020 1,543,902
#*Citi Trends, Inc. 660 12,467
Clarus Corp. 1,991 8,382
#Columbia Sportswear Co. 11,330 911,725
*Cooper-Standard Holdings, Inc. 1,604 20,130
*Coupang, Inc. 157,116 4,052,022
*Coursera, Inc. 21,856 151,899
#Cracker Barrel Old Country
Store, Inc. 2,941 139,903
*Crocs, Inc. 10,811 1,165,642
Dana, Inc. 23,170 177,714
Darden Restaurants, Inc. 19,745 3,159,595
#*Dave & Buster's Entertainment,
Inc. 8,978 331,558
*Deckers Outdoor Corp. 22,588 3,634,183
*Denny's Corp. 6,427 41,197
#Designer Brands, Inc., Class A 5,667 29,525
*Destination XL Group, Inc. 9,848 26,343
Dick's Sporting Goods, Inc. 11,935 2,336,276
#Dillard's, Inc., Class A 1,954 725,950
Dine Brands Global, Inc. 1,272 38,720
Domino's Pizza, Inc. 4,870 2,014,865
*DoorDash, Inc., Class A 39,891 6,250,920

5
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Dorman Products, Inc. 4,645 $ 529,669
DR Horton, Inc. 50,067 8,461,323
*DraftKings, Inc. 49,369 1,743,713
#*Dream Finders Homes, Inc.,
Class A 4,257 127,071
*Duolingo, Inc. 3,590 1,051,762
*Dutch Bros, Inc., Class A 10,106 334,711
eBay, Inc. 79,982 4,599,765
*El Pollo Loco Holdings, Inc. 3,317 40,534
*Envela Corp. 30 158
Ethan Allen Interiors, Inc. 3,714 102,766
*Etsy, Inc. 13,631 701,179
*European Wax Center, Inc.,
Class A 6,296 45,268
*Everi Holdings, Inc. 9,620 128,235
*Expedia Group, Inc. 19,287 3,014,751
*Figs, Inc., Class A 23,419 146,369
#*First Watch Restaurant Group,
Inc. 9,410 159,923
*Five Below, Inc. 7,762 735,760
Flexsteel Industries, Inc. 36 2,096
#*Floor & Decor Holdings, Inc.,
Class A 16,000 1,648,800
*Foot Locker, Inc. 14,629 339,247
Ford Motor Co. 681,727 7,014,971
*Fox Factory Holding Corp. 634 22,818
*Frontdoor, Inc. 11,496 571,236
*Full House Resorts, Inc. 447 2,275
#*Funko, Inc., Class A 6,344 75,113
Gap, Inc. (The) 60,117 1,248,630
Garmin, Ltd. 27,052 5,365,764
#*Garrett Motion, Inc. 27,744 206,138
General Motors Co. 200,785 10,191,847
*Genesco, Inc. 1,829 46,859
Gentex Corp. 34,094 1,033,389
*Gentherm, Inc. 5,703 239,241
Genuine Parts Co. 23,305 2,673,083
*G-III Apparel Group, Ltd. 8,282 250,779
Golden Entertainment, Inc. 5,010 147,169
*Goodyear Tire & Rubber Co.
(The) 40,886 327,497
*GoPro, Inc., Class A 2,012 2,716
Graham Holdings Co., Class B 525 442,732
*Grand Canyon Education, Inc. 4,901 671,976
*Green Brick Partners, Inc. 7,429 512,675
#Group 1 Automotive, Inc. 2,340 852,509
*Groupon, Inc. 284 2,914
#Guess?, Inc. 10,975 186,465
H&R Block, Inc. 22,564 1,347,748
Hamilton Beach Brands Holding
Co., Class A 715 19,770
*Hanesbrands, Inc. 69,176 480,773
Harley-Davidson, Inc. 23,055 736,607
Hasbro, Inc. 23,981 1,573,873
Haverty Furniture Cos., Inc. 2,103 46,581
*Helen of Troy, Ltd. 625 39,781
#*Hilton Grand Vacations, Inc. 16,841 621,096
Hilton Worldwide Holdings, Inc. 31,172 7,320,744
*Holley, Inc. 12,677 32,833
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Home Depot, Inc. (The) 117,955 $ 46,444,781
Hooker Furnishings Corp. 778 12,471
*Hovnanian Enterprises, Inc.,
Class A 777 136,783
#Hyatt Hotels Corp., Class A 5,626 818,302
Installed Building Products, Inc. 4,638 1,005,982
International Game Technology
PLC 14,667 298,033
*iRobot Corp. 3,448 30,101
J Jill, Inc. 1,113 26,612
#Jack in the Box, Inc. 2,731 134,502
*JAKKS Pacific, Inc. 1,980 62,469
Johnson Outdoors, Inc., Class A 886 28,015
KB Home 10,822 849,527
Kohl's Corp. 21,769 402,291
Kontoor Brands, Inc. 8,163 698,998
#Krispy Kreme, Inc. 24,495 278,508
#*Kura Sushi USA, Inc., Class A 1,152 114,993
*Lands' End, Inc. 3,310 52,099
*Landsea Homes Corp. 3,639 37,773
Las Vegas Sands Corp. 82,674 4,286,647
*Latham Group, Inc. 17,866 116,129
Laureate Education, Inc. 27,147 466,385
La-Z-Boy, Inc. 8,637 328,638
LCI Industries 4,061 451,908
Lear Corp. 8,844 846,901
*Legacy Housing Corp. 3,240 80,352
Leggett & Platt, Inc. 17,291 207,492
Lennar Corp., Class A 38,327 6,527,088
Lennar Corp., Class B 2,841 455,469
#*Leslie's, Inc. 20,247 54,464
Levi Strauss & Co., Class A 11,285 192,861
*LGI Homes, Inc. 3,433 348,655
*Life Time Group Holdings, Inc. 31,413 699,882
*Light & Wonder, Inc. 10,967 1,028,485
*Lincoln Educational Services
Corp. 3,099 41,155
*Lindblad Expeditions Holdings,
Inc. 6,042 57,097
Lithia Motors, Inc. 4,550 1,512,283
LKQ Corp. 39,880 1,467,185
#*Lovesac Co. (The) 2,044 59,603
Lowe's Cos., Inc. 59,622 15,610,828
*Lululemon Athletica, Inc. 18,582 5,535,578
Macy's, Inc. 58,010 889,873
*Malibu Boats, Inc., Class A 2,430 109,058
*MarineMax, Inc. 3,109 90,565
Marriott International, Inc., Class
A 22,362 5,814,567
Marriott Vacations Worldwide
Corp. 4,668 359,576
*MasterCraft Boat Holdings, Inc. 2,052 35,623
*Mattel, Inc. 52,685 1,073,720
McDonald's Corp. 77,603 22,668,612
*MGM Resorts International 44,333 1,634,558
*Mister Car Wash, Inc. 37,831 284,111
#*Mobileye Global, Inc., Class A 354 4,818
#*Modine Manufacturing Co. 7,819 920,844
*Mohawk Industries, Inc. 10,173 1,365,929

6
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Monarch Casino & Resort, Inc. 408 $ 32,032
Monro, Inc. 4,140 113,477
Movado Group, Inc. 1,711 31,602
Murphy USA, Inc. 3,277 1,600,651
Nathan's Famous, Inc. 12 1,011
*National Vision Holdings, Inc. 11,374 118,290
Newell Brands, Inc. 63,060 554,928
NIKE, Inc., Class B 120,954 9,329,182
Nordstrom, Inc. 31,342 708,643
*Norwegian Cruise Line Holdings,
Ltd. 64,511 1,634,709
*NVR, Inc. 527 4,823,531
*ODP Corp. (The) 5,697 176,778
*Ollie's Bargain Outlet Holdings,
Inc. 8,435 774,586
OneSpaWorld Holdings, Ltd. 14,023 245,543
#*OneWater Marine, Inc. 1,674 36,443
*O'Reilly Automotive, Inc. 5,258 6,063,210
#Oxford Industries, Inc. 3,719 270,074
#Papa John's International, Inc. 3,710 194,367
#Patrick Industries, Inc. 3,742 471,417
*Penn Entertainment, Inc. 19,883 392,689
Penske Automotive Group, Inc. 7,768 1,169,628
Perdoceo Education Corp. 11,073 247,482
*Petco Health & Wellness Co.,
Inc. 11,043 47,154
Phinia, Inc. 7,616 354,753
*Planet Fitness, Inc., Class A 11,052 867,803
*Playa Hotels & Resorts NV 21,649 184,017
*PlayAGS, Inc. 16 186
Polaris, Inc. 6,870 480,282
Pool Corp. 6,074 2,196,601
#*Portillo's, Inc., Class A 7,816 101,061
*Potbelly Corp. 1,305 9,631
PulteGroup, Inc. 36,522 4,730,695
PVH Corp. 10,482 1,032,058
#*QuantumScape Corp. 62,786 323,348
Ralph Lauren Corp. 6,229 1,232,906
RCI Hospitality Holdings, Inc. 45 1,954
Red Rock Resorts, Inc., Class A 7,020 361,249
#*Revolve Group, Inc. 4,634 115,016
*RH 2,513 799,260
#*Rivian Automotive, Inc., Class A 87,022 878,922
Rocky Brands, Inc. 481 9,784
Ross Stores, Inc. 53,510 7,476,417
Royal Caribbean Cruises, Ltd. 40,791 8,417,223
#*RumbleON, Inc., Class B 1,057 5,327
*Sabre Corp. 48,543 155,338
*Sally Beauty Holdings, Inc. 23,895 310,635
#Service Corp. International 22,714 1,854,598
*Shake Shack, Inc., Class A 5,403 657,383
SharkNinja, Inc. 20,229 1,865,316
#Shoe Carnival, Inc. 4,273 146,436
Signet Jewelers, Ltd. 8,069 739,766
*Six Flags Entertainment Corp. 5,021 197,878
*Skechers USA, Inc., Class A 21,805 1,340,135
Smith & Wesson Brands, Inc. 6,448 83,534
#*Soho House & Co., Inc. 784 4,163
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Sonic Automotive, Inc., Class A 3,852 $ 218,524
*Sonos, Inc. 15,604 195,518
*Sportsman's Warehouse
Holdings, Inc. 330 861
Standard Motor Products, Inc. 2,948 94,896
Starbucks Corp. 114,326 11,169,650
Steven Madden, Ltd. 10,583 475,918
*Stitch Fix, Inc., Class A 11,009 34,733
*Stoneridge, Inc. 2,947 20,600
Strategic Education, Inc. 3,642 316,708
#*Stride, Inc. 7,341 684,768
Superior Group of Cos., Inc. 1,048 15,458
*Sweetgreen, Inc., Class A 15,846 572,041
Tapestry, Inc. 43,628 2,070,149
*Taylor Morrison Home Corp. 17,825 1,221,012
Tempur Sealy International, Inc. 27,511 1,318,052
*Tesla, Inc. 268,769 67,151,935
Texas Roadhouse, Inc. 10,506 2,007,907
#Thor Industries, Inc. 9,142 951,499
*Tile Shop Holdings, Inc. 7,638 50,487
*Tilly's, Inc., Class A 1,875 7,537
TJX Cos., Inc. (The) 144,014 16,277,902
Toll Brothers, Inc. 17,232 2,523,454
*TopBuild Corp. 5,006 1,769,020
#*Topgolf Callaway Brands Corp. 26,358 255,936
#Tractor Supply Co. 16,454 4,368,702
*Traeger, Inc. 1,683 5,217
Travel + Leisure Co. 9,522 455,247
*Tri Pointe Homes, Inc. 14,658 592,623
*Udemy, Inc. 4,244 33,273
*Ulta Beauty, Inc. 7,841 2,893,172
#*Under Armour, Inc., Class A 31,810 271,975
*Under Armour, Inc., Class C 38,874 307,105
#*United Parks & Resorts, Inc. 7,475 393,409
*Universal Technical Institute, Inc. 9,922 165,102
Upbound Group, Inc. 10,181 297,692
*Urban Outfitters, Inc. 15,003 539,358
Vail Resorts, Inc. 6,053 1,002,922
*Valvoline, Inc. 18,650 751,222
*Vera Bradley, Inc. 2,086 10,451
#VF Corp. 60,242 1,247,612
*Victoria's Secret & Co. 15,938 482,284
*Vista Outdoor, Inc. 9,049 397,885
*Visteon Corp. 3,990 360,097
#*Vizio Holding Corp., Class A 12,107 134,751
*VOXX International Corp. 3,040 23,560
*Warby Parker, Inc., Class A 13,085 221,529
Wendy's Co. (The) 33,880 647,447
#Whirlpool Corp. 7,949 822,801
Williams-Sonoma, Inc. 21,227 2,847,178
Wingstop, Inc. 4,087 1,175,789
Winmark Corp. 582 217,022
Winnebago Industries, Inc. 5,571 312,199
Wolverine World Wide, Inc. 8,981 138,218
Worthington Enterprises, Inc. 7,319 280,318
Wyndham Hotels & Resorts, Inc. 12,826 1,132,792
Wynn Resorts, Ltd. 14,800 1,421,096
*XPEL, Inc. 3,175 122,460

7
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*YETI Holdings, Inc. 14,341 $ 504,947
Yum! Brands, Inc. 38,355 5,030,642
*Zumiez, Inc. 2,436 50,182
TOTAL CONSUMER
DISCRETIONARY 696,154,403
CONSUMER STAPLES — (5.7%)
Albertsons Cos., Inc., Class A 118,957 2,153,122
#Alico, Inc. 586 14,363
Altria Group, Inc. 164,729 8,971,141
Andersons, Inc. (The) 6,311 286,519
Archer-Daniels-Midland Co. 41,617 2,297,675
#B&G Foods, Inc. 10,931 93,132
*BellRing Brands, Inc. 17,018 1,120,295
*BJ's Wholesale Club Holdings,
Inc. 21,633 1,832,964
*Boston Beer Co., Inc. (The),
Class A 1,280 372,570
Brown-Forman Corp., Class A 3,692 160,897
#Brown-Forman Corp., Class B 45,564 2,006,183
Bunge Global SA 22,107 1,857,430
Calavo Growers, Inc. 2,194 58,317
Cal-Maine Foods, Inc. 7,548 662,563
Campbell Soup Co. 44,492 2,075,552
Casey's General Stores, Inc. 6,131 2,415,737
#*Celsius Holdings, Inc. 33,261 1,000,491
#*Central Garden & Pet Co. 1,415 48,535
*Central Garden & Pet Co., Class
A 9,788 285,222
*Chefs' Warehouse, Inc. (The) 6,334 252,853
Church & Dwight Co., Inc. 34,187 3,415,623
Clorox Co. (The) 16,723 2,651,432
Coca-Cola Co. (The) 434,181 28,356,361
Coca-Cola Consolidated, Inc. 1,341 1,507,633
Colgate-Palmolive Co. 88,285 8,273,187
Conagra Brands, Inc. 75,867 2,195,591
Constellation Brands, Inc., Class
A 26,474 6,150,969
Costco Wholesale Corp. 45,852 40,082,901
*Coty, Inc., Class A 144,571 1,075,608
*Darling Ingredients, Inc. 17,990 703,589
Dole PLC 16,112 260,209
Dollar General Corp. 26,333 2,107,693
*Dollar Tree, Inc. 21,402 1,383,425
*Duckhorn Portfolio, Inc. (The) 15,439 169,211
Edgewell Personal Care Co. 8,766 306,372
#*elf Beauty, Inc. 25,338 2,666,825
Energizer Holdings, Inc. 12,679 406,616
Estee Lauder Cos., Inc. (The) 11,961 824,591
Flowers Foods, Inc. 30,538 678,860
Fresh Del Monte Produce, Inc. 8,477 272,197
*Freshpet, Inc. 6,633 879,138
General Mills, Inc. 89,790 6,107,516
*Grocery Outlet Holding Corp. 12,432 177,778
*Hain Celestial Group, Inc. (The) 1,877 16,386
#*Herbalife, Ltd. 12,711 95,968
Hershey Co. (The) 22,243 3,949,912
*Honest Co., Inc. (The) 8,982 33,413
Hormel Foods Corp. 86,793 2,651,526
Shares Value†
CONSUMER STAPLES — (Continued)
Ingles Markets, Inc., Class A 2,258 $ 144,196
Ingredion, Inc. 10,623 1,410,310
Interparfums, Inc. 4,687 567,455
J & J Snack Foods Corp. 2,846 467,086
J.M. Smucker Co. (The) 16,724 1,898,341
John B Sanfilippo & Son, Inc. 1,316 108,583
Kellanova 50,629 4,083,229
Kenvue, Inc. 426,591 9,781,732
Keurig Dr Pepper, Inc. 194,434 6,406,600
Kimberly-Clark Corp. 47,686 6,398,508
Kraft Heinz Co. (The) 172,167 5,760,708
Kroger Co. (The) 128,050 7,141,349
Lamb Weston Holdings, Inc. 22,207 1,725,262
Lancaster Colony Corp. 4,175 724,780
*Lifeway Foods, Inc. 520 13,837
Limoneira Co. 1,331 34,127
McCormick & Co., Inc. 29,014 2,270,055
#MGP Ingredients, Inc. 4,433 212,961
*Mission Produce, Inc. 10,018 118,212
Molson Coors Beverage Co.,
Class B 30,217 1,645,920
Mondelez International, Inc.,
Class A 136,236 9,329,441
*Monster Beverage Corp. 137,756 7,256,986
#National Beverage Corp. 10,604 479,195
Natural Grocers by Vitamin
Cottage, Inc. 4,924 134,819
*Nature's Sunshine Products, Inc. 2,073 26,244
Nu Skin Enterprises, Inc., Class A 5,054 31,284
Oil-Dri Corp. of America 365 24,765
*Olaplex Holdings, Inc. 34,795 61,935
PepsiCo, Inc. 145,320 24,134,746
*Performance Food Group Co. 22,989 1,867,856
Philip Morris International, Inc. 163,193 21,655,711
#*Pilgrim's Pride Corp. 16,976 822,317
*Post Holdings, Inc. 10,086 1,101,492
PriceSmart, Inc. 4,843 402,356
Procter & Gamble Co. (The) 290,556 47,994,040
Reynolds Consumer Products,
Inc. 28,678 772,872
Seaboard Corp. 141 390,007
*Seneca Foods Corp., Class A 414 25,598
*Simply Good Foods Co. (The) 16,157 543,845
SpartanNash Co. 4,903 103,159
Spectrum Brands Holdings, Inc. 4,021 360,362
*Sprouts Farmers Market, Inc. 14,342 1,841,943
Sysco Corp. 79,571 5,963,846
Target Corp. 59,663 8,951,837
#Tootsie Roll Industries, Inc. 6,494 189,430
*TreeHouse Foods, Inc. 8,316 302,536
Turning Point Brands, Inc. 2,679 126,529
Tyson Foods, Inc., Class A 40,982 2,401,135
*United Natural Foods, Inc. 9,486 192,945
Universal Corp. 4,139 210,758
*US Foods Holding Corp. 36,890 2,274,269
*USANA Health Sciences, Inc. 2,636 97,374
#Utz Brands, Inc. 11,359 195,602
Village Super Market, Inc., Class
A 918 26,200

8
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
#*Vita Coco Co., Inc. (The) 8,666 $ 256,600
*Vital Farms, Inc. 5,758 199,687
#Walgreens Boots Alliance, Inc. 97,818 925,358
Walmart, Inc. 471,967 38,677,696
WD-40 Co. 1,647 431,629
#Weis Markets, Inc. 4,865 305,960
#WK Kellogg Co. 9,837 163,589
TOTAL CONSUMER STAPLES 377,533,295
ENERGY — (4.2%)
Adams Resources & Energy, Inc. 52 1,447
*Amplify Energy Corp. 4,686 31,021
Antero Midstream Corp. 71,392 1,025,903
*Antero Resources Corp. 47,997 1,242,162
APA Corp. 55,235 1,303,546
Archrock, Inc. 26,192 524,364
Ardmore Shipping Corp. 6,131 86,508
Atlas Energy Solutions, Inc. 6,671 130,552
Baker Hughes Co. 159,517 6,074,407
*Battalion Oil Corp. 8 54
Berry Corp. 11,259 56,520
*Bristow Group, Inc. 4,387 145,517
Cactus, Inc., Class A 9,468 561,358
California Resources Corp. 12,471 648,118
#*Centrus Energy Corp., Class A 2,151 223,295
ChampionX Corp. 28,412 801,787
Cheniere Energy, Inc. 39,227 7,507,263
Chevron Corp. 201,455 29,980,533
Chord Energy Corp. 6,899 863,065
Civitas Resources, Inc. 12,318 600,995
*Clean Energy Fuels Corp. 35,492 100,442
#*CNX Resources Corp. 28,215 960,157
#Comstock Resources, Inc. 45,631 527,494
ConocoPhillips 154,588 16,933,570
CONSOL Energy, Inc. 6,059 672,064
#Core Laboratories, Inc. 4,944 93,442
Coterra Energy, Inc. 121,062 2,895,803
Crescent Energy Co., Class A 12,296 152,839
#CVR Energy, Inc. 17,108 272,017
Delek US Holdings, Inc. 47,506 744,419
Devon Energy Corp. 124,558 4,817,904
DHT Holdings, Inc. 27,588 284,708
Diamondback Energy, Inc. 30,901 5,462,370
*DMC Global, Inc. 1,653 16,679
Dorian LPG, Ltd. 7,279 209,999
DT Midstream, Inc. 15,552 1,402,013
EnLink Midstream LLC 65,899 977,941
EOG Resources, Inc. 77,567 9,460,071
Epsilon Energy, Ltd. 401 2,362
EQT Corp. 86,613 3,164,839
Evolution Petroleum Corp. 2,627 13,529
Excelerate Energy, Inc., Class A 1,890 45,133
#Expand Energy Corp. 39,095 3,312,128
*Expro Group Holdings NV 16,699 212,912
Exxon Mobil Corp. 559,872 65,381,852
*Forum Energy Technologies, Inc. 1,564 21,865
FutureFuel Corp. 3,690 22,288
*Geospace Technologies Corp. 440 4,928
#Granite Ridge Resources, Inc. 18,631 110,482
Shares Value†
ENERGY — (Continued)
*Green Plains, Inc. 7,393 $ 90,416
*Gulf Island Fabrication, Inc. 200 1,102
*Gulfport Energy Corp. 3,185 440,931
*Hallador Energy Co. 4,532 45,003
Halliburton Co. 140,914 3,908,954
*Helix Energy Solutions Group,
Inc. 25,402 234,969
Helmerich & Payne, Inc. 16,139 542,270
Hess Corp. 53,931 7,252,641
HF Sinclair Corp. 28,193 1,088,532
#HighPeak Energy, Inc. 1,464 18,739
*Innovex International, Inc. 4,022 57,072
International Seaways, Inc. 8,885 386,853
Kinder Morgan, Inc. 316,206 7,750,209
#Kinetik Holdings, Inc. 7,973 388,046
Kodiak Gas Services, Inc. 6,278 200,143
#*Kosmos Energy, Ltd. 85,795 322,589
Liberty Energy, Inc. 33,323 568,824
#Magnolia Oil & Gas Corp., Class
A 33,123 837,350
Marathon Oil Corp. 95,272 2,639,034
Marathon Petroleum Corp. 57,564 8,373,835
Matador Resources Co. 22,281 1,161,063
Murphy Oil Corp. 24,826 781,523
#*Nabors Industries, Ltd. 2,131 158,568
NACCO Industries, Inc., Class A 419 13,119
*Natural Gas Services Group, Inc. 743 14,541
#New Fortress Energy, Inc. 27,463 230,964
*Newpark Resources, Inc. 11,311 75,331
#Noble Corp. PLC 26,391 843,984
#Nordic American Tankers, Ltd. 30,063 98,306
#Northern Oil & Gas, Inc. 20,068 727,465
NOV, Inc. 61,089 947,490
Occidental Petroleum Corp. 99,663 4,994,113
*Oceaneering International, Inc. 15,621 381,152
*Oil States International, Inc. 7,195 34,032
ONEOK, Inc. 75,766 7,340,210
Ovintiv, Inc. 46,735 1,832,012
*Par Pacific Holdings, Inc. 10,344 159,815
PBF Energy, Inc., Class A 19,466 555,170
#Peabody Energy Corp. 21,359 561,101
Permian Resources Corp. 127,047 1,731,651
Phillips 66 54,034 6,582,422
PHX Minerals, Inc. 1,954 7,054
#*ProFrac Holding Corp., Class A 7,510 44,722
*ProPetro Holding Corp. 21,193 146,444
Range Resources Corp. 40,785 1,224,774
Ranger Energy Services, Inc. 2,385 30,957
*REX American Resources Corp. 2,574 115,135
Riley Exploration Permian, Inc. 2,831 75,616
#RPC, Inc. 35,775 203,202
SandRidge Energy, Inc. 4,549 50,448
Schlumberger NV 161,744 6,481,082
Scorpio Tankers, Inc. 9,093 529,849
*SEACOR Marine Holdings, Inc. 2,627 17,864
*Seadrill, Ltd. 10,830 426,161
Select Water Solutions, Inc. 16,522 175,133
SFL Corp., Ltd. 27,717 294,077

9
Dimensional US Core Equity Market ETF
continued
Shares Value†
ENERGY — (Continued)
#Sitio Royalties Corp., Class A 13,510 $ 301,138
SM Energy Co. 21,126 886,658
Solaris Energy Infrastructure, Inc. 2,752 36,161
*Talos Energy, Inc. 13,692 139,932
Targa Resources Corp. 35,423 5,914,224
TechnipFMC PLC 66,984 1,787,803
*Teekay Corp., Ltd. 13,768 115,238
*Teekay Tankers, Ltd., Class A 5,642 269,011
*TETRA Technologies, Inc. 23,879 79,995
#Texas Pacific Land Corp. 3,331 3,883,946
#*Tidewater, Inc. 8,535 512,698
#*Transocean, Ltd. 113,721 493,549
*Uranium Energy Corp. 58,852 436,682
VAALCO Energy, Inc. 17,779 94,940
#*Valaris, Ltd. 10,972 555,183
Valero Energy Corp. 56,158 7,287,062
#*Vital Energy, Inc. 6,678 182,109
#Vitesse Energy, Inc. 4,220 104,951
#W&T Offshore, Inc. 9,334 19,881
Weatherford International PLC 13,317 1,052,043
Williams Cos., Inc. (The) 166,801 8,735,368
World Kinect Corp. 11,888 310,871
TOTAL ENERGY 277,478,170
FINANCIALS — (14.2%)
1st Source Corp. 4,298 254,571
*Acacia Research Corp. 11,156 50,425
ACNB Corp. 782 32,844
Affiliated Managers Group, Inc. 4,769 924,709
*Affirm Holdings, Inc. 34,623 1,518,219
Aflac, Inc. 84,713 8,877,075
Alerus Financial Corp. 1,844 37,304
Allstate Corp. (The) 36,081 6,729,828
Ally Financial, Inc. 50,123 1,756,811
Amalgamated Financial Corp. 4,769 158,164
*Ambac Financial Group, Inc. 5,904 66,774
Amerant Bancorp, Inc. 4,617 98,434
*American Coastal Insurance
Corp. 6,893 83,750
American Express Co. 73,496 19,849,800
American Financial Group, Inc. 12,790 1,649,015
American International Group,
Inc. 107,052 8,123,106
Ameriprise Financial, Inc. 17,466 8,912,900
Ameris Bancorp 10,916 676,683
AMERISAFE, Inc. 3,237 174,960
Ames National Corp. 47 799
Aon PLC, Class A 18,637 6,837,356
Apollo Global Management, Inc. 50,599 7,248,813
*Arch Capital Group, Ltd. 61,145 6,026,451
Ares Management Corp., Class A 20,667 3,465,443
Arrow Financial Corp. 1,724 49,203
Arthur J. Gallagher & Co. 20,262 5,697,674
Artisan Partners Asset
Management, Inc., Class A 11,383 501,990
Associated Banc-Corp. 24,573 583,363
Assurant, Inc. 8,514 1,632,134
Assured Guaranty, Ltd. 8,148 680,032
#Atlantic Union Bankshares Corp. 14,675 554,715
Shares Value†
FINANCIALS — (Continued)
*Atlanticus Holdings Corp. 522 $ 19,413
*AvidXchange Holdings, Inc. 39,415 324,780
Axis Capital Holdings, Ltd. 15,786 1,235,412
*Axos Financial, Inc. 9,504 643,611
*Baldwin Insurance Group, Inc.
(The) 7,552 349,356
Banc of California, Inc. 19,001 291,855
BancFirst Corp. 5,216 567,031
*Bancorp, Inc. (The) 8,371 420,726
Bank First Corp. 1,223 112,528
Bank of America Corp. 713,476 29,837,566
Bank of Hawaii Corp. 6,003 433,597
Bank of Marin Bancorp 896 19,900
Bank of New York Mellon Corp.
(The) 124,354 9,371,317
Bank of NT Butterfield & Son, Ltd.
(The) 8,635 315,782
Bank OZK 17,840 780,500
Bank7 Corp. 1,025 42,999
BankFinancial Corp. 91 1,109
BankUnited, Inc. 11,448 404,572
Bankwell Financial Group, Inc. 469 13,371
Banner Corp. 6,719 430,285
Bar Harbor Bankshares 1,643 52,822
BayCom Corp. 548 13,618
BCB Bancorp, Inc. 1,444 17,530
*Berkshire Hathaway, Inc., Class
B 193,324 87,173,658
Berkshire Hills Bancorp, Inc. 7,585 206,540
#BGC Group, Inc., Class A 53,288 499,309
Blackrock, Inc. 13,531 13,274,317
Blackstone, Inc. 48,151 8,077,330
*Block, Inc. 79,890 5,777,645
BOK Financial Corp. 9,775 1,038,398
Bread Financial Holdings, Inc. 7,630 380,355
*Bridgewater Bancshares, Inc. 1,714 25,024
*Brighthouse Financial, Inc. 10,523 497,738
Brightsphere Investment Group,
Inc. 4,690 123,769
Brookline Bancorp, Inc. 13,325 149,906
Brown & Brown, Inc. 41,089 4,299,553
Burke & Herbert Financial
Services Corp. 722 45,731
Business First Bancshares, Inc. 4,923 128,933
Byline Bancorp, Inc. 6,676 179,651
Cadence Bank 28,974 968,601
*California Bancorp 160 2,333
Camden National Corp. 1,597 66,994
*Cantaloupe, Inc. 4,995 44,256
Capital City Bank Group, Inc. 1,914 66,990
Capital One Financial Corp. 50,130 8,160,663
Capitol Federal Financial, Inc. 20,519 132,245
Carlyle Group, Inc. (The) 49,840 2,493,495
*Carter Bankshares, Inc. 2,190 40,296
Cass Information Systems, Inc. 1,657 68,534
Cathay General Bancorp 11,254 517,459
Cboe Global Markets, Inc. 15,401 3,289,192
Central Pacific Financial Corp. 3,868 104,204
Charles Schwab Corp. (The) 152,116 10,774,376

10
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Chemung Financial Corp. 260 $ 12,423
Chubb, Ltd. 35,456 10,014,193
Cincinnati Financial Corp. 24,947 3,513,286
Citigroup, Inc. 169,956 10,906,077
Citizens & Northern Corp. 795 15,041
Citizens Community Bancorp, Inc. 138 1,950
Citizens Financial Group, Inc. 73,215 3,083,816
City Holding Co. 2,506 292,200
Civista Bancshares, Inc. 1,360 27,703
CME Group, Inc. 30,568 6,888,804
CNB Financial Corp. 2,146 54,465
CNO Financial Group, Inc. 18,651 641,594
*Coastal Financial Corp. 1,855 116,846
#Cohen & Steers, Inc. 7,325 723,490
*Coinbase Global, Inc., Class A 24,314 4,358,284
Colony Bankcorp, Inc. 60 913
Columbia Banking System, Inc. 32,705 932,420
*Columbia Financial, Inc. 14,483 247,370
Comerica, Inc. 21,271 1,355,175
Commerce Bancshares, Inc. 22,213 1,388,312
Community Financial System, Inc. 7,942 485,574
Community Trust Bancorp, Inc. 2,985 154,623
Community West Bancshares 1,490 27,923
ConnectOne Bancorp, Inc. 5,779 140,083
*Consumer Portfolio Services,
Inc. 280 2,803
#Corebridge Financial, Inc. 107,710 3,421,947
*Corpay, Inc. 11,928 3,932,900
Crawford & Co., Class A 5,299 59,031
Crawford & Co., Class B 8 89
#*Credit Acceptance Corp. 1,722 731,850
*CrossFirst Bankshares, Inc. 7,114 111,690
Cullen/Frost Bankers, Inc. 11,007 1,401,741
*Customers Bancorp, Inc. 5,956 274,750
CVB Financial Corp. 21,217 412,246
*Dave, Inc. 1,120 43,187
Diamond Hill Investment Group,
Inc. 275 41,503
#DigitalBridge Group, Inc. 26,921 422,390
Dime Community Bancshares,
Inc. 6,129 184,299
Discover Financial Services 40,925 6,074,498
Donegal Group, Inc., Class A 2,458 37,263
*Donnelley Financial Solutions,
Inc. 4,695 273,906
Eagle Bancorp, Inc. 4,651 121,903
East West Bancorp, Inc. 22,844 2,227,062
Eastern Bankshares, Inc. 29,996 489,835
*eHealth, Inc. 998 5,020
Employers Holdings, Inc. 4,228 205,988
Enact Holdings, Inc. 13,871 472,862
*Encore Capital Group, Inc. 3,785 172,899
*Enova International, Inc. 4,918 427,423
*Enstar Group, Ltd. 2,301 742,073
Enterprise Bancorp, Inc. 875 28,096
Enterprise Financial Services
Corp. 6,348 334,667
Equitable Holdings, Inc. 55,442 2,513,740
Equity Bancshares, Inc., Class A 1,886 80,136
Shares Value†
FINANCIALS — (Continued)
Erie Indemnity Co., Class A 5,382 $ 2,415,657
Esquire Financial Holdings, Inc. 1,211 80,628
Essent Group, Ltd. 16,989 1,019,510
*Euronet Worldwide, Inc. 7,609 749,258
Evercore, Inc. 5,479 1,447,387
Everest Group, Ltd. 7,007 2,491,759
EVERTEC, Inc. 11,077 362,883
*EZCORP, Inc., Class A 6,892 79,189
F&G Annuities & Life, Inc. 7,033 282,023
FactSet Research Systems, Inc. 5,744 2,608,121
Farmers & Merchants Bancorp,
Inc. 1,430 38,767
Farmers National Banc Corp. 4,407 60,640
FB Financial Corp. 8,382 412,394
Federal Agricultural Mortgage
Corp., Class C 1,702 311,926
Federated Hermes, Inc. 14,683 589,229
Fidelity National Financial, Inc. 45,955 2,765,112
Fidelity National Information
Services, Inc. 89,796 8,057,395
Fifth Third Bancorp 108,264 4,728,972
Financial Institutions, Inc. 1,438 34,526
First American Financial Corp. 16,241 1,041,860
First Bancorp 7,196 300,073
First Bancorp 26,784 516,396
First Bancorp, Inc. (The) 8 207
First Bancshares, Inc. (The) 4,737 158,547
First Bank 1,908 27,017
First Busey Corp. 10,903 265,052
First Business Financial Services,
Inc. 835 35,738
First Citizens BancShares, Inc.,
Class A 2,231 4,322,228
First Commonwealth Financial
Corp. 18,603 305,833
First Community Bankshares, Inc. 2,479 102,779
First Community Corp. 84 1,994
First Financial Bancorp 15,227 389,507
First Financial Bankshares, Inc. 18,968 685,504
First Financial Corp. 1,208 51,896
First Foundation, Inc. 9,939 66,889
First Hawaiian, Inc. 19,689 487,106
First Horizon Corp. 83,936 1,454,611
First Internet Bancorp 857 29,969
First Interstate BancSystem, Inc.,
Class A 16,980 522,984
First Merchants Corp. 9,255 342,898
First Mid Bancshares, Inc. 3,230 123,224
First Northwest Bancorp 115 1,167
First of Long Island Corp. (The) 1,608 20,221
*First Western Financial, Inc. 54 1,027
FirstCash Holdings, Inc. 8,310 859,836
*Fiserv, Inc. 57,434 11,366,189
Five Star Bancorp 2,202 66,236
Flushing Financial Corp. 2,767 43,373
*Flywire Corp. 16,020 279,068
FNB Corp. 54,691 793,019
Franklin Financial Services Corp. 49 1,601
Franklin Resources, Inc. 79,841 1,658,298

11
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
FS Bancorp, Inc. 417 $ 18,248
Fulton Financial Corp. 27,600 499,836
*FVCBankcorp, Inc. 1,068 13,911
GCM Grosvenor, Inc., Class A 2,807 32,393
*Genworth Financial, Inc. 64,002 431,373
German American Bancorp, Inc. 4,956 200,668
Glacier Bancorp, Inc. 17,643 920,082
Global Payments, Inc. 36,442 3,779,400
Globe Life, Inc. 15,016 1,585,690
*GoHealth, Inc., Class A 203 2,302
Goldman Sachs Group, Inc. (The) 30,455 15,769,294
*Goosehead Insurance, Inc.,
Class A 2,423 263,865
Great Southern Bancorp, Inc. 1,598 90,591
*Green Dot Corp., Class A 1,676 19,039
Greene County Bancorp, Inc. 694 19,432
*Greenlight Capital Re, Ltd.,
Class A 4,071 54,877
Guaranty Bancshares, Inc. 1,016 33,386
Hamilton Lane, Inc., Class A 5,210 935,924
Hancock Whitney Corp. 13,330 694,226
Hanmi Financial Corp. 3,757 85,923
Hanover Insurance Group, Inc.
(The) 5,729 849,783
HarborOne Bancorp, Inc. 4,845 57,510
Hartford Financial Services
Group, Inc. (The) 51,753 5,715,601
Hawthorn Bancshares, Inc. 56 1,593
HBT Financial, Inc. 3,452 73,735
#HCI Group, Inc. 2,109 238,971
Heartland Financial USA, Inc. 6,542 389,249
Heritage Commerce Corp. 7,805 75,787
Heritage Financial Corp. 4,737 108,904
*Heritage Insurance Holdings, Inc. 3,545 36,691
#Hingham Institution For Savings
(The) 51 12,930
*Hippo Holdings, Inc. 2,481 55,004
Home Bancorp, Inc. 43 2,027
Home BancShares, Inc. 30,614 835,456
HomeStreet, Inc. 860 7,787
HomeTrust Bancshares, Inc. 2,011 66,665
Hope Bancorp, Inc. 23,420 290,174
Horace Mann Educators Corp. 6,916 257,552
Horizon Bancorp, Inc. 5,270 84,425
Houlihan Lokey, Inc. 7,727 1,334,994
Huntington Bancshares, Inc. 207,273 3,231,386
*I3 Verticals, Inc., Class A 2,453 56,394
Independent Bank Corp. 3,013 98,766
Independent Bank Corp. 5,974 375,765
Independent Bank Group, Inc. 7,858 458,593
Interactive Brokers Group, Inc. 9,080 1,385,426
Intercontinental Exchange, Inc. 50,080 7,805,970
International Bancshares Corp. 10,353 634,225
*International Money Express,
Inc. 5,900 103,781
Invesco, Ltd. 72,721 1,260,982
Investors Title Co. 175 40,474
Jack Henry & Associates, Inc. 10,800 1,964,844
Jackson Financial, Inc., Class A 16,337 1,632,883
Shares Value†
FINANCIALS — (Continued)
Janus Henderson Group PLC 25,302 $ 1,045,226
Jefferies Financial Group, Inc. 32,842 2,101,231
JPMorgan Chase & Co. 348,779 77,401,036
Kearny Financial Corp. 5,884 41,129
Kemper Corp. 10,070 627,059
KeyCorp 157,034 2,708,837
Kinsale Capital Group, Inc. 3,346 1,432,456
KKR & Co., Inc. 48,678 6,729,247
Lakeland Financial Corp. 5,316 345,912
#Lazard, Inc. 16,379 867,923
LCNB Corp. 8 126
#*Lemonade, Inc. 1,794 42,643
*LendingClub Corp. 19,806 280,849
*LendingTree, Inc. 1,781 101,570
Lincoln National Corp. 26,197 910,346
Live Oak Bancshares, Inc. 7,935 315,099
*loanDepot, Inc., Class A 993 2,105
Loews Corp. 35,820 2,828,347
LPL Financial Holdings, Inc. 12,329 3,478,997
M&T Bank Corp. 23,404 4,556,291
*Maiden Holdings, Ltd. 1,745 2,696
MainStreet Bancshares, Inc. 84 1,451
*Markel Group, Inc. 1,862 2,871,223
MarketAxess Holdings, Inc. 5,102 1,476,621
*Marqeta, Inc., Class A 66,352 375,552
Marsh & McLennan Cos., Inc. 56,325 12,292,368
Mastercard, Inc., Class A 98,996 49,457,412
Mercantile Bank Corp. 2,167 92,878
Merchants Bancorp 7,791 287,800
Mercury General Corp. 9,214 623,143
Meridian Corp. 42 590
MetLife, Inc. 125,049 9,806,343
Metrocity Bankshares, Inc. 3,125 92,437
*Metropolitan Bank Holding Corp. 1,071 57,298
MGIC Investment Corp. 41,909 1,049,401
Mid Penn Bancorp, Inc. 1,591 50,260
Middlefield Banc Corp. 71 2,005
Midland States Bancorp, Inc. 2,791 69,245
MidWestOne Financial Group,
Inc. 1,701 49,227
#Moelis & Co., Class A 7,840 520,576
#*Moneylion, Inc. 1,017 43,700
Moody's Corp. 14,993 6,807,422
Morgan Stanley 131,182 15,249,908
Morningstar, Inc. 6,409 2,102,472
*Mr. Cooper Group, Inc. 486 43,035
MSCI, Inc. 10,807 6,172,958
MVB Financial Corp. 974 18,496
Nasdaq, Inc., ADR 75,627 5,590,348
National Bank Holdings Corp.,
Class A 6,541 294,083
Navient Corp. 22,895 325,796
NBT Bancorp, Inc. 7,853 349,301
*NCR Atleos Corp. 11,181 292,719
Nelnet, Inc., Class A 3,895 438,966
*NerdWallet, Inc., Class A 10,849 159,372
*NI Holdings, Inc. 16 251
Nicolet Bankshares, Inc. 2,536 257,886

12
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
*NMI Holdings, Inc. 12,814 $ 495,646
Northeast Bank 1,247 110,808
Northeast Community Bancorp,
Inc. 1,148 29,802
Northern Trust Corp. 34,354 3,453,264
Northfield Bancorp, Inc. 4,810 56,614
Northrim Bancorp, Inc. 509 33,222
Northwest Bancshares, Inc. 21,581 286,811
Norwood Financial Corp. 133 3,901
Oak Valley Bancorp 444 11,988
OceanFirst Financial Corp. 8,937 162,653
OFG Bancorp 8,039 323,731
Ohio Valley Banc Corp. 59 1,387
Old National Bancorp 49,670 956,644
Old Republic International Corp. 40,479 1,413,931
Old Second Bancorp, Inc. 6,693 109,899
OneMain Holdings, Inc. 27,090 1,345,560
*Onity Group, Inc. 770 22,884
*Open Lending Corp. 12,439 69,658
Oppenheimer Holdings, Inc.,
Class A 1,558 87,918
Origin Bancorp, Inc. 5,246 164,672
Orrstown Financial Services, Inc. 979 36,654
*Oscar Health, Inc., Class A 28,530 479,304
Pacific Premier Bancorp, Inc. 15,025 383,288
*Palomar Holdings, Inc. 3,976 356,926
Park National Corp. 2,468 426,421
Parke Bancorp, Inc. 522 11,025
Pathward Financial, Inc. 5,636 398,803
*Paymentus Holdings, Inc., Class
A 2,418 59,507
*Payoneer Global, Inc. 52,953 456,455
*PayPal Holdings, Inc. 93,985 7,453,010
*Paysafe, Ltd. 10,088 214,269
PCB Bancorp 1,215 22,806
Peapack-Gladstone Financial
Corp. 1,907 61,291
Penns Woods Bancorp, Inc. 87 2,349
PennyMac Financial Services,
Inc. 7,906 788,070
Peoples Bancorp, Inc. 6,090 187,450
Peoples Financial Services Corp. 1,151 53,706
Perella Weinberg Partners 2,785 56,341
Pinnacle Financial Partners, Inc. 12,585 1,327,088
Piper Sandler Cos. 2,380 675,063
#PJT Partners, Inc., Class A 2,136 296,819
Plumas Bancorp 112 4,649
PNC Financial Services Group,
Inc. (The) 33,469 6,301,209
*Ponce Financial Group, Inc. 1,190 13,387
Popular, Inc. 11,551 1,030,696
*PRA Group, Inc. 5,761 116,142
Preferred Bank 2,172 183,252
Premier Financial Corp. 5,238 129,169
Primerica, Inc. 5,863 1,622,937
Primis Financial Corp. 1,664 18,687
Princeton Bancorp, Inc. 84 2,950
Principal Financial Group, Inc. 37,299 3,073,438
*ProAssurance Corp. 6,390 95,147
Shares Value†
FINANCIALS — (Continued)
PROG Holdings, Inc. 7,075 $ 308,965
Progressive Corp. (The) 60,683 14,735,653
Prosperity Bancshares, Inc. 15,228 1,114,690
Provident Financial Holdings, Inc. 56 872
Provident Financial Services, Inc. 18,609 347,616
Prudential Financial, Inc. 58,983 7,224,238
QCR Holdings, Inc. 2,826 223,537
Radian Group, Inc. 20,697 722,532
Raymond James Financial, Inc. 32,932 4,881,181
RBB Bancorp 1,534 34,055
Red River Bancshares, Inc. 29 1,514
Regional Management Corp. 863 24,785
Regions Financial Corp. 128,377 3,064,359
Reinsurance Group of America,
Inc. 10,453 2,206,419
*Remitly Global, Inc. 22,290 400,774
RenaissanceRe Holdings, Ltd. 8,580 2,251,392
Renasant Corp. 9,505 324,216
*Repay Holdings Corp. 13,717 109,119
Republic Bancorp, Inc., Class A 2,422 163,485
*Rhinebeck Bancorp, Inc. 138 1,264
Richmond Mutual Bancorp, Inc. 8 104
RLI Corp. 6,822 1,064,027
*Robinhood Markets, Inc., Class
A 119,775 2,813,515
#*Rocket Cos., Inc., Class A 9,530 153,433
S&P Global, Inc. 29,718 14,275,338
S&T Bancorp, Inc. 6,685 253,896
Safety Insurance Group, Inc. 2,493 195,115
Sandy Spring Bancorp, Inc. 7,764 261,181
SB Financial Group, Inc. 89 1,710
Seacoast Banking Corp. of
Florida 11,068 295,516
*Security National Financial
Corp., Class A 20 193
SEI Investments Co. 19,035 1,423,057
Selective Insurance Group, Inc. 9,245 839,631
*Selectquote, Inc. 20,437 40,874
ServisFirst Bancshares, Inc. 8,021 666,866
#*Shift4 Payments, Inc., Class A 7,925 716,737
Shore Bancshares, Inc. 3,296 47,924
Sierra Bancorp 1,501 42,628
Silvercrest Asset Management
Group, Inc., Class A 237 4,131
Simmons First National Corp.,
Class A 20,202 468,686
*SiriusPoint, Ltd. 27,947 367,224
*Skyward Specialty Insurance
Group, Inc. 6,952 307,348
SLM Corp. 44,001 969,342
SmartFinancial, Inc. 1,927 63,899
#*SoFi Technologies, Inc. 169,944 1,898,274
South Plains Financial, Inc. 2,055 69,253
*Southern First Bancshares, Inc. 854 32,631
Southern Missouri Bancorp, Inc. 1,323 78,454
Southside Bancshares, Inc. 4,409 142,852
SouthState Corp. 12,232 1,192,987
State Street Corp. 42,492 3,943,258
Stellar Bancorp, Inc. 11,095 302,006

13
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
StepStone Group, Inc., Class A 8,148 $ 489,939
*Sterling Bancorp, Inc. 16 75
Stewart Information Services
Corp. 5,895 405,576
Stifel Financial Corp. 15,930 1,650,667
Stock Yards Bancorp, Inc. 5,111 329,557
*StoneX Group, Inc. 5,270 474,511
*SWK Holdings Corp. 158 2,593
Synchrony Financial 66,927 3,690,355
Synovus Financial Corp. 23,274 1,160,674
T. Rowe Price Group, Inc. 35,572 3,907,940
*Texas Capital Bancshares, Inc. 7,125 548,269
TFS Financial Corp. 25,106 322,612
*Third Coast Bancshares, Inc. 1,440 46,901
Timberland Bancorp, Inc. 504 14,556
Tiptree, Inc. 5,076 103,601
#*Toast, Inc., Class A 44,391 1,333,062
Tompkins Financial Corp. 2,417 155,993
Towne Bank 11,159 362,891
Tradeweb Markets, Inc., Class A 11,883 1,509,141
Travelers Cos., Inc. (The) 43,224 10,630,511
TriCo Bancshares 5,200 222,196
*Triumph Financial, Inc. 4,294 379,461
Truist Financial Corp. 138,229 5,950,758
*Trupanion, Inc. 3,388 185,595
TrustCo Bank Corp. 2,425 79,976
Trustmark Corp. 10,633 369,178
UMB Financial Corp. 7,427 814,965
United Bankshares, Inc. 20,859 785,967
United Community Banks, Inc. 18,112 515,468
United Fire Group, Inc. 2,833 55,640
Unity Bancorp, Inc. 56 2,166
Universal Insurance Holdings, Inc. 3,757 74,915
Univest Financial Corp. 3,990 111,042
Unum Group 28,565 1,833,302
#*Upstart Holdings, Inc. 4,694 228,504
US Bancorp 137,203 6,628,277
UWM Holdings Corp. 6,757 43,515
Valley National Bancorp 76,710 726,444
Veritex Holdings, Inc. 9,615 259,605
Victory Capital Holdings, Inc.,
Class A 9,789 586,655
Virtu Financial, Inc., Class A 13,085 405,112
Virtus Investment Partners, Inc. 1,228 265,702
Visa, Inc., Class A 174,892 50,692,446
Voya Financial, Inc. 15,921 1,278,456
W. R. Berkley Corp. 52,456 2,998,910
WaFd, Inc. 12,512 425,158
Walker & Dunlop, Inc. 5,616 614,222
Washington Trust Bancorp, Inc. 1,873 63,925
Waterstone Financial, Inc. 1,922 28,330
Webster Financial Corp. 27,454 1,422,117
Wells Fargo & Co. 386,298 25,078,466
WesBanco, Inc. 9,757 306,858
West Bancorp, Inc. 1,559 33,628
Westamerica Bancorp 4,448 229,161
Western Alliance Bancorp 17,181 1,429,631
Shares Value†
FINANCIALS — (Continued)
Western New England Bancorp,
Inc. 376 $ 3,275
Western Union Co. (The) 59,394 639,079
*WEX, Inc. 6,802 1,174,025
White Mountains Insurance
Group, Ltd. 373 670,333
Willis Towers Watson PLC 13,776 4,162,969
Wintrust Financial Corp. 10,779 1,249,178
#WisdomTree, Inc. 27,354 283,114
*World Acceptance Corp. 870 99,267
WSFS Financial Corp. 9,149 449,856
Zions Bancorp NA 23,940 1,246,316
TOTAL FINANCIALS 939,979,704
HEALTH CARE — (10.6%)
*4D Molecular Therapeutics, Inc. 5,737 45,953
*89Bio, Inc. 5,214 40,565
Abbott Laboratories 177,775 20,154,352
AbbVie, Inc. 208,052 42,415,561
*Absci Corp. 13,264 50,934
*Acadia Healthcare Co., Inc. 14,593 622,975
*ACADIA Pharmaceuticals, Inc. 9,011 131,470
*Accolade, Inc. 11,653 36,940
*Accuray, Inc. 5,655 9,783
*AdaptHealth Corp. 23,660 243,461
#*Adaptive Biotechnologies Corp. 17,227 83,379
*Addus HomeCare Corp. 2,663 331,330
*ADMA Biologics, Inc. 28,827 470,168
#*Adverum Biotechnologies, Inc. 413 3,013
Agilent Technologies, Inc. 37,394 4,872,812
*Agios Pharmaceuticals, Inc. 8,185 363,660
*Akero Therapeutics, Inc. 1,154 35,578
*Alector, Inc. 8,153 40,113
*Align Technology, Inc. 9,647 1,977,924
*Alkermes PLC 25,780 662,546
#*Allogene Therapeutics, Inc. 24,433 62,426
*Alnylam Pharmaceuticals, Inc. 17,556 4,680,254
#*Altimmune, Inc. 7,463 50,301
*ALX Oncology Holdings, Inc. 532 761
*Amedisys, Inc. 2,831 267,813
Amgen, Inc. 61,522 19,696,884
*AMN Healthcare Services, Inc. 6,494 246,382
*Amneal Pharmaceuticals, Inc. 52,754 446,826
*Amphastar Pharmaceuticals, Inc. 7,667 387,414
#*Anavex Life Sciences Corp. 4,134 27,367
*AngioDynamics, Inc. 2,474 16,551
#*ANI Pharmaceuticals, Inc. 3,244 185,703
*Anika Therapeutics, Inc. 1,436 24,570
*Annexon, Inc. 13,546 99,157
*Arcellx, Inc. 5,345 450,423
#*Arcturus Therapeutics Holdings,
Inc. 3,424 60,708
*Arcus Biosciences, Inc. 14,764 225,889
*ARS Pharmaceuticals, Inc. 704 10,363
*Artivion, Inc. 4,888 128,701
*Arvinas, Inc. 9,126 241,200
*Astrana Health, Inc. 7,832 421,205
*Astria Therapeutics, Inc. 10,129 113,242
*Atea Pharmaceuticals, Inc. 6,618 21,442

14
Dimensional US Core Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*AtriCure, Inc. 5,841 $ 193,804
*Aura Biosciences, Inc. 4,336 45,268
*Avanos Medical, Inc. 7,056 131,806
*Avantor, Inc. 95,496 2,136,246
*Avidity Biosciences, Inc. 8,773 370,747
*Axogen, Inc. 6,011 84,154
*Axonics, Inc. 5,989 421,027
*Azenta, Inc. 7,550 310,230
Baxter International, Inc. 81,364 2,904,695
#*Beam Therapeutics, Inc. 16,537 362,326
Becton Dickinson & Co. 28,400 6,633,956
*Biogen, Inc. 19,015 3,308,610
*Biohaven, Ltd. 1,140 56,726
*BioLife Solutions, Inc. 6,049 141,547
*BioMarin Pharmaceutical, Inc. 30,181 1,988,626
*Biomea Fusion, Inc. 1,394 13,062
*Bio-Rad Laboratories, Inc., Class
A 3,135 1,122,926
Bio-Techne Corp. 21,394 1,577,808
*Bioventus, Inc., Class A 6,871 93,239
#*Black Diamond Therapeutics,
Inc. 3,155 8,645
*Boston Scientific Corp. 141,569 11,894,627
Bristol-Myers Squibb Co. 252,507 14,082,315
#*Brookdale Senior Living, Inc. 37,816 237,106
Bruker Corp. 23,654 1,339,053
#*C4 Therapeutics, Inc. 3,136 16,715
Cardinal Health, Inc. 33,322 3,616,103
*CareDx, Inc. 5,469 121,029
*Caribou Biosciences, Inc. 10,751 21,072
*Castle Biosciences, Inc. 4,006 138,888
*Catalent, Inc. 22,699 1,330,161
*Catalyst Pharmaceuticals, Inc. 17,726 386,427
Cencora, Inc. 27,601 6,295,236
*Centene Corp. 75,262 4,685,812
*Certara, Inc. 25,449 259,580
*Charles River Laboratories
International, Inc. 8,486 1,515,430
Chemed Corp. 2,215 1,196,632
Cigna Group (The) 32,687 10,290,194
*Codexis, Inc. 2,103 6,603
*Collegium Pharmaceutical, Inc. 5,903 201,528
*Community Health Systems, Inc. 8,579 34,745
CONMED Corp. 3,754 256,173
*Cooper Cos., Inc. (The) 31,816 3,330,499
*Corcept Therapeutics, Inc. 14,664 718,096
*CorVel Corp. 2,283 679,923
*Cross Country Healthcare, Inc. 4,937 56,331
#*CryoPort, Inc. 5,534 36,856
#*Cullinan Therapeutics, Inc. 8,702 135,316
*CVRx, Inc. 773 10,142
CVS Health Corp. 142,315 8,035,105
*Cytek Biosciences, Inc. 17,585 86,958
Danaher Corp. 62,626 15,384,703
*DaVita, Inc. 13,192 1,844,374
#*Day One Biopharmaceuticals,
Inc. 8,686 127,858
*Definitive Healthcare Corp. 15,209 63,117
Shares Value†
HEALTH CARE — (Continued)
*Denali Therapeutics, Inc. 22,926 $ 595,159
DENTSPLY SIRONA, Inc. 26,764 620,122
*Design Therapeutics, Inc. 3,639 19,068
*Dexcom, Inc. 45,967 3,239,754
*Disc Medicine, Inc. 2,300 103,086
*Doximity, Inc., Class A 17,895 746,937
*Dynavax Technologies Corp. 20,900 247,665
*Dyne Therapeutics, Inc. 5,382 155,325
*Edgewise Therapeutics, Inc. 11,686 392,299
#*Editas Medicine, Inc. 12,120 35,148
*Edwards Lifesciences Corp. 61,511 4,121,852
*Elanco Animal Health, Inc. 73,967 934,943
Elevance Health, Inc. 22,703 9,211,969
Eli Lilly & Co. 94,886 78,730,710
Embecta Corp. 6,782 95,491
*Emergent BioSolutions, Inc. 6,348 57,513
*Enanta Pharmaceuticals, Inc. 970 10,908
Encompass Health Corp. 15,791 1,570,573
*Enhabit, Inc. 5,457 37,599
*Enliven Therapeutics, Inc. 996 27,739
*Enovis Corp. 7,647 315,592
Ensign Group, Inc. (The) 8,358 1,295,406
*Entrada Therapeutics, Inc. 4,425 75,844
*Envista Holdings Corp. 18,496 387,861
#*Erasca, Inc. 33,268 86,164
*Evolent Health, Inc., Class A 16,466 384,481
#*Exact Sciences Corp. 24,897 1,716,150
*Exelixis, Inc. 42,090 1,397,388
*Fate Therapeutics, Inc. 15,455 36,628
*Fortrea Holdings, Inc. 7,224 121,508
*Fulcrum Therapeutics, Inc. 7,834 24,755
#*Fulgent Genetics, Inc. 3,271 70,163
GE HealthCare Technologies, Inc. 75,185 6,567,410
*GeneDx Holdings Corp. 1,336 109,138
Gilead Sciences, Inc. 162,772 14,457,409
*Glaukos Corp. 5,910 781,597
*Globus Medical, Inc. 14,986 1,102,070
#*GoodRx Holdings, Inc., Class A 11,380 69,646
#*GRAIL, Inc. 2,270 30,804
*Haemonetics Corp. 7,328 521,460
*Halozyme Therapeutics, Inc. 22,082 1,116,687
*Harmony Biosciences Holdings,
Inc. 9,327 299,677
*Harvard Bioscience, Inc. 8 19
HCA Healthcare, Inc. 19,971 7,164,397
*Health Catalyst, Inc. 6,656 51,717
*HealthEquity, Inc. 12,214 1,041,244
HealthStream, Inc. 4,509 131,821
*Henry Schein, Inc. 20,157 1,415,626
#*Hims & Hers Health, Inc. 24,441 460,224
*Hologic, Inc. 34,731 2,808,696
Humana, Inc. 10,701 2,759,039
*ICON PLC 12,113 2,690,418
*ICU Medical, Inc. 3,848 656,969
*Ideaya Biosciences, Inc. 6,785 190,998
*IDEXX Laboratories, Inc. 10,956 4,458,216
*Illumina, Inc. 13,739 1,980,339
*Immunovant, Inc. 2,915 85,293

15
Dimensional US Core Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Inari Medical, Inc. 7,013 $ 339,429
*Incyte Corp. 26,873 1,991,827
#*Innoviva, Inc. 17,016 332,833
*Inogen, Inc. 1,273 11,113
#*Inovio Pharmaceuticals, Inc. 1,812 9,567
*Inozyme Pharma, Inc. 4,862 20,858
*Insmed, Inc. 13,054 878,273
*Inspire Medical Systems, Inc. 2,918 569,127
*Instil Bio, Inc. 369 11,723
*Insulet Corp. 7,964 1,843,905
#*Integer Holdings Corp. 5,040 626,220
*Integra LifeSciences Holdings
Corp. 11,168 209,512
#*Intellia Therapeutics, Inc. 3,068 43,627
*Intra-Cellular Therapies, Inc. 2,927 248,063
*Intuitive Surgical, Inc. 19,527 9,838,484
#*Iovance Biotherapeutics, Inc. 28,160 293,990
*IQVIA Holdings, Inc. 29,597 6,091,655
iRadimed Corp. 1,898 93,514
*iTeos Therapeutics, Inc. 6,275 53,024
*Janux Therapeutics, Inc. 89 4,805
*Jasper Therapeutics, Inc. 787 16,669
*Jazz Pharmaceuticals PLC 10,444 1,149,153
Johnson & Johnson 283,421 45,307,681
*KalVista Pharmaceuticals, Inc. 4,228 43,422
*Keros Therapeutics, Inc. 3,124 181,317
*Kiniksa Pharmaceuticals
International PLC 4,784 108,071
*Kodiak Sciences, Inc. 1,635 6,213
*Krystal Biotech, Inc. 3,840 662,515
*Kura Oncology, Inc. 9,856 164,792
*Kymera Therapeutics, Inc. 8,835 407,912
Labcorp Holdings, Inc. 13,413 3,061,786
*Lantheus Holdings, Inc. 11,533 1,266,785
#LeMaitre Vascular, Inc. 3,021 267,026
#*LENZ Therapeutics, Inc. 2,434 65,621
#*LifeStance Health Group, Inc. 24,132 161,926
*Ligand Pharmaceuticals, Inc. 3,315 350,395
*LivaNova PLC 8,392 433,195
*MacroGenics, Inc. 4,862 17,795
*MannKind Corp. 48,349 341,827
*Maravai LifeSciences Holdings,
Inc., Class A 12,356 91,558
#*Masimo Corp. 7,574 1,090,732
*MaxCyte, Inc. 11,206 40,117
McKesson Corp. 13,112 6,563,736
*Medpace Holdings, Inc. 4,532 1,424,045
Medtronic PLC 119,175 10,636,369
Merck & Co., Inc. 320,623 32,806,145
*Merit Medical Systems, Inc. 7,805 770,041
Mesa Laboratories, Inc. 1,004 114,496
*Mettler-Toledo International, Inc. 2,915 3,765,451
*MiMedx Group, Inc. 16,906 115,806
*Mirum Pharmaceuticals, Inc. 516 19,845
*Moderna, Inc. 42,848 2,329,217
*ModivCare, Inc. 1,939 31,354
*Molina Healthcare, Inc. 9,807 3,150,205
*Monte Rosa Therapeutics, Inc. 3,547 30,150
Shares Value†
HEALTH CARE — (Continued)
*Myriad Genetics, Inc. 12,886 $ 282,977
*Natera, Inc. 11,982 1,449,343
National HealthCare Corp. 2,783 322,911
National Research Corp. 2,881 52,233
*Neogen Corp. 32,517 464,343
#*NeoGenomics, Inc. 25,348 344,479
*Neurocrine Biosciences, Inc. 15,141 1,821,008
*Nevro Corp. 3,704 20,409
*Nkarta, Inc. 2,673 8,233
*Nurix Therapeutics, Inc. 4,484 110,217
*Nuvalent, Inc., Class A 5,403 478,111
*Nuvation Bio, Inc. 32,823 72,539
*Olema Pharmaceuticals, Inc. 7,464 86,060
#*OmniAb Operations, Inc. -
Earnout Shares 14,361 58,736
*Omnicell, Inc. 6,240 303,514
*OptimizeRx Corp. 1,125 5,873
*Option Care Health, Inc. 25,678 591,621
*OraSure Technologies, Inc. 8,145 33,109
*Organogenesis Holdings, Inc. 15,320 42,436
Organon & Co. 38,444 721,978
*ORIC Pharmaceuticals, Inc. 9,557 89,645
*Orthofix Medical, Inc. 4,769 77,210
*OrthoPediatrics Corp. 3,161 83,861
*Owens & Minor, Inc. 17,501 222,438
*Pacira BioSciences, Inc. 313 5,196
#*Paragon 28, Inc. 9,164 48,569
Patterson Cos., Inc. 14,843 311,851
#*PDS Biotechnology Corp. 8 26
*Pediatrix Medical Group, Inc. 10,880 134,042
*Pennant Group, Inc. (The) 4,757 152,081
*Penumbra, Inc. 4,329 990,778
*PepGen, Inc. 2,498 16,537
Perrigo Co. PLC 20,641 529,029
*Personalis, Inc. 2,246 11,342
Pfizer, Inc. 493,203 13,957,645
Phibro Animal Health Corp.,
Class A 2,247 51,951
#*Pliant Therapeutics, Inc. 5,441 76,555
*Poseida Therapeutics, Inc. 5,794 13,732
Premier, Inc., Class A 16,402 330,500
*Prestige Consumer Healthcare,
Inc. 7,510 553,862
#*Privia Health Group, Inc. 13,653 250,669
*Progyny, Inc. 11,409 171,705
*Protagonist Therapeutics, Inc. 4,743 217,419
*Prothena Corp. PLC 3,306 56,202
*Pulmonx Corp. 1,649 10,306
*Puma Biotechnology, Inc. 1,307 3,725
*Q32 Bio, Inc. 123 5,809
*Quanterix Corp. 5,142 67,952
Quest Diagnostics, Inc. 18,784 2,908,327
*QuidelOrtho Corp. 8,657 329,399
*R1 RCM, Inc. 11,351 161,865
*RadNet, Inc. 10,135 659,180
*RAPT Therapeutics, Inc. 2,660 5,639
#*Recursion Pharmaceuticals,
Inc., Class A 17,477 110,455

16
Dimensional US Core Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Regeneron Pharmaceuticals, Inc. 9,783 $ 8,200,111
*REGENXBIO, Inc. 6,946 59,666
*Relay Therapeutics, Inc. 21,630 121,885
*Repligen Corp. 7,525 1,010,382
*Replimune Group, Inc. 2,361 27,765
ResMed, Inc. 19,603 4,753,139
*REVOLUTION Medicines, Inc. 16,692 893,022
Revvity, Inc. 20,734 2,458,845
#*Rocket Pharmaceuticals, Inc. 7,394 123,110
*RxSight, Inc. 3,199 162,061
*Sage Therapeutics, Inc. 778 4,730
#*Sana Biotechnology, Inc. 31,614 110,649
*Sarepta Therapeutics, Inc. 9,205 1,159,830
#*Schrodinger, Inc. 7,380 129,851
*Scilex Holding Co. 2,321 2,229
Select Medical Holdings Corp. 20,166 646,925
#*Semler Scientific, Inc. 437 12,839
#SIGA Technologies, Inc. 8,750 63,175
Simulations Plus, Inc. 2,367 64,430
*Solid Biosciences, Inc. 2,492 13,756
*Solventum Corp. 10,762 781,106
*Sotera Health Co. 41,599 651,856
#*SpringWorks Therapeutics, Inc. 7,060 212,718
*STAAR Surgical Co. 6,406 185,710
#STERIS PLC 12,730 2,824,151
*Stoke Therapeutics, Inc. 6,219 76,867
Stryker Corp. 30,838 10,986,963
#*Summit Therapeutics, Inc. 12,388 230,293
*Supernus Pharmaceuticals, Inc. 9,682 329,866
*Surgery Partners, Inc. 19,455 560,304
*Surmodics, Inc. 916 34,368
*Sutro Biopharma, Inc. 5,300 17,225
*Syndax Pharmaceuticals, Inc. 2,249 42,416
*Tactile Systems Technology, Inc. 1,909 27,700
#*Tango Therapeutics, Inc. 10,539 57,279
*Tarsus Pharmaceuticals, Inc. 3,082 137,118
*Tectonic Therapeutic, Inc. 1,181 48,456
*Teladoc Health, Inc. 21,841 196,569
Teleflex, Inc. 7,469 1,501,717
*Tenet Healthcare Corp. 15,917 2,467,453
*Terns Pharmaceuticals, Inc. 9,215 63,215
#*Theravance Biopharma, Inc. 4,925 40,582
Thermo Fisher Scientific, Inc. 37,586 20,533,984
*Third Harmonic Bio, Inc. 2,139 29,497
*TScan Therapeutics, Inc. 2,641 11,990
#*Twist Bioscience Corp. 7,140 288,170
*UFP Technologies, Inc. 1,128 301,176
*United Therapeutics Corp. 7,133 2,667,528
UnitedHealth Group, Inc. 108,499 61,247,686
Universal Health Services, Inc.,
Class B 9,901 2,022,873
US Physical Therapy, Inc. 2,311 185,296
Utah Medical Products, Inc. 264 16,732
*Vanda Pharmaceuticals, Inc. 3,929 18,270
*Varex Imaging Corp. 5,083 66,740
#*Vaxcyte, Inc. 9,672 1,028,617
*Veeva Systems, Inc., Class A 16,968 3,543,427
*Vera Therapeutics, Inc. 1,151 46,477
Shares Value†
HEALTH CARE — (Continued)
*Veracyte, Inc. 11,548 $ 389,630
*Vericel Corp. 4,665 205,447
*Vertex Pharmaceuticals, Inc. 23,004 10,949,444
#*Verve Therapeutics, Inc. 12,068 69,150
Viatris, Inc. 195,328 2,265,805
#*Viking Therapeutics, Inc. 252 18,280
*Vir Biotechnology, Inc. 18,497 138,543
*Viridian Therapeutics, Inc. 966 20,837
*Voyager Therapeutics, Inc. 6,671 45,563
*Waters Corp. 8,731 2,821,073
*Werewolf Therapeutics, Inc. 2,964 7,573
West Pharmaceutical Services,
Inc. 8,923 2,747,659
*Xencor, Inc. 11,435 240,249
*Xeris Biopharma Holdings, Inc. 66 213
#*Y-mAbs Therapeutics, Inc. 3,174 46,055
*Zentalis Pharmaceuticals, Inc. 285 778
Zimmer Biomet Holdings, Inc. 29,137 3,115,328
*Zimvie, Inc. 3,358 46,223
Zoetis, Inc. 48,108 8,600,748
*Zymeworks, Inc. 10,719 146,850
TOTAL HEALTH CARE 704,381,760
INDUSTRIALS — (10.7%)
*3D Systems Corp. 13,188 39,564
3M Co. 53,435 6,864,794
A.O. Smith Corp. 18,966 1,424,347
AAON, Inc. 12,304 1,405,363
*AAR Corp. 5,920 347,504
ABM Industries, Inc. 10,117 536,808
ACCO Brands Corp. 15,561 76,249
Acuity Brands, Inc. 4,590 1,380,167
*ACV Auctions, Inc., Class A 17,902 309,526
Advanced Drainage Systems, Inc. 12,409 1,859,861
AECOM 21,835 2,331,978
*AeroVironment, Inc. 3,667 788,258
*AerSale Corp. 5,589 29,454
AGCO Corp. 10,677 1,065,992
Air Lease Corp. 18,933 839,679
*Air Transport Services Group,
Inc. 9,666 166,642
Alamo Group, Inc. 1,925 326,365
*Alaska Air Group, Inc. 19,820 949,576
Albany International Corp. 4,935 335,185
*Alight, Inc., Class A 77,945 540,159
Allegiant Travel Co. 2,785 181,053
Allegion PLC 14,255 1,990,426
Allient, Inc. 2,203 38,090
Allison Transmission Holdings,
Inc. 18,621 1,989,840
#Alta Equipment Group, Inc. 3,515 22,848
*Amentum Holdings, Inc. 18,653 554,740
#*Ameresco, Inc., Class A 5,311 163,419
#*American Airlines Group, Inc. 84,978 1,138,705
*American Superconductor Corp. 4,854 119,020
*American Woodmark Corp. 2,852 258,705
AMETEK, Inc. 33,841 6,204,409
*API Group Corp. 40,241 1,373,828
Apogee Enterprises, Inc. 3,485 260,817

17
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Applied Industrial Technologies,
Inc. 5,733 $ 1,327,705
ARC Document Solutions, Inc. 808 2,715
ArcBest Corp. 3,665 381,820
#*Archer Aviation, Inc., Class A 17,326 54,577
Arcosa, Inc. 7,737 724,493
Argan, Inc. 1,685 222,487
Aris Water Solutions, Inc., Class
A 3,809 62,849
Armstrong World Industries, Inc. 7,098 990,526
#*Array Technologies, Inc. 10,056 65,666
Astec Industries, Inc. 3,037 96,516
*Astronics Corp. 3,376 58,709
*Asure Software, Inc. 1,558 15,455
Atkore, Inc. 7,254 622,103
Atmus Filtration Technologies,
Inc. 7,140 278,032
Automatic Data Processing, Inc. 51,546 14,909,165
#Avis Budget Group, Inc. 4,313 357,979
*Axon Enterprise, Inc. 6,835 2,894,623
*AZEK Co., Inc. (The) 21,069 927,036
AZZ, Inc. 4,570 348,143
Barnes Group, Inc. 8,281 387,220
Barrett Business Services, Inc. 3,900 141,141
*Beacon Roofing Supply, Inc. 11,198 1,031,000
BGSF, Inc. 114 847
#*Blade Air Mobility, Inc. 5,551 19,956
*Blue Bird Corp. 5,350 225,289
*BlueLinx Holdings, Inc. 1,342 146,895
*Boeing Co. (The) 57,138 8,531,275
Boise Cascade Co. 7,247 964,068
Booz Allen Hamilton Holding
Corp. 18,599 3,378,694
*Bowman Consulting Group, Ltd. 1,792 36,378
Brady Corp., Class A 6,220 442,491
*BrightView Holdings, Inc. 16,463 269,664
Brink's Co. (The) 7,183 738,341
Broadridge Financial Solutions,
Inc. 16,320 3,441,235
*Builders FirstSource, Inc. 23,269 3,988,307
BWX Technologies, Inc. 13,099 1,594,803
*CACI International, Inc., Class A 3,415 1,886,992
*Cadeler A/S, ADR 2,842 76,421
Cadre Holdings, Inc. 5,614 195,199
Carlisle Cos., Inc. 6,836 2,886,364
Carrier Global Corp. 100,591 7,314,978
*Casella Waste Systems, Inc. 9,113 891,980
Caterpillar, Inc. 66,449 24,998,114
*CBIZ, Inc. 7,297 502,982
*CECO Environmental Corp. 5,185 123,403
CH Robinson Worldwide, Inc. 16,950 1,746,528
#*Chart Industries, Inc. 6,781 818,602
*Cimpress PLC 3,637 250,989
Cintas Corp. 37,552 7,728,577
Civeo Corp. 1,598 40,989
*Clarivate PLC 109,465 722,469
*Clean Harbors, Inc. 8,769 2,027,919
CNH Industrial NV 75,226 844,788
Columbus McKinnon Corp. 4,992 158,796
Shares Value†
INDUSTRIALS — (Continued)
Comfort Systems USA, Inc. 5,357 $ 2,094,801
*Commercial Vehicle Group, Inc. 3,376 9,824
*Concrete Pumping Holdings, Inc. 5,429 30,131
*Conduent, Inc. 26,523 95,483
*Construction Partners, Inc.,
Class A 6,738 530,483
Copa Holdings SA, Class A 5,384 523,863
*Copart, Inc. 98,092 5,048,795
*Core & Main, Inc., Class A 30,107 1,333,138
Costamare, Inc. 19,263 262,169
Covenant Logistics Group, Inc. 1,885 95,381
CRA International, Inc. 1,097 199,808
Crane Co. 8,387 1,319,107
CSG Systems International, Inc. 5,047 235,241
CSW Industrials, Inc. 2,040 720,324
CSX Corp. 264,091 8,884,021
Cummins, Inc. 21,106 6,943,452
Curtiss-Wright Corp. 5,714 1,971,101
*Custom Truck One Source, Inc. 27,897 114,099
#*Dayforce, Inc. 20,234 1,435,602
Deere & Co. 35,855 14,510,160
Delta Air Lines, Inc. 123,002 7,038,174
Deluxe Corp. 7,047 132,202
*Distribution Solutions Group, Inc. 5,022 193,347
*DNOW, Inc. 19,557 231,359
Donaldson Co., Inc. 18,690 1,367,360
Douglas Dynamics, Inc. 3,032 68,675
Dover Corp. 19,347 3,662,968
#*Driven Brands Holdings, Inc. 25,850 383,873
*Ducommun, Inc. 2,478 145,682
#Dun & Bradstreet Holdings, Inc. 67,396 801,338
*DXP Enterprises, Inc. 2,372 116,418
*Dycom Industries, Inc. 4,962 865,025
Eastern Co. (The) 26 810
Eaton Corp. PLC 39,331 13,041,373
EMCOR Group, Inc. 7,080 3,158,176
Emerson Electric Co. 51,424 5,567,676
*Energy Recovery, Inc. 4,925 87,961
Enerpac Tool Group Corp. 7,813 344,710
EnerSys 6,725 651,384
Ennis, Inc. 3,525 71,769
Enpro, Inc. 3,278 477,310
*Enviri Corp. 12,805 98,086
Equifax, Inc. 16,367 4,337,582
ESAB Corp. 8,855 1,089,519
ESCO Technologies, Inc. 3,933 493,749
*ExlService Holdings, Inc. 23,783 991,038
Expeditors International of
Washington, Inc. 21,267 2,530,773
Exponent, Inc. 6,647 627,344
Fastenal Co. 84,385 6,597,219
Federal Signal Corp. 8,974 732,009
FedEx Corp. 31,024 8,495,922
Ferguson Enterprises, Inc. 31,621 6,221,116
#*First Advantage Corp. 20,292 367,691
Flowserve Corp. 19,689 1,036,429
#*Fluence Energy, Inc. 11,232 244,296
*Fluor Corp. 23,930 1,251,060

18
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Forrester Research, Inc. 1,766 $ 25,907
Fortive Corp. 49,835 3,559,714
Fortune Brands Innovations, Inc. 19,172 1,597,603
*Franklin Covey Co. 1,390 55,336
Franklin Electric Co., Inc. 6,375 610,151
FTAI Infrastructure, Inc. 15,831 127,756
*FTI Consulting, Inc. 5,275 1,029,047
*Gates Industrial Corp. PLC 39,146 757,475
GATX Corp. 6,171 850,117
*GE Vernova, Inc. 29,202 8,809,075
Genco Shipping & Trading, Ltd. 5,888 92,677
*Gencor Industries, Inc. 445 8,864
*Generac Holdings, Inc. 8,498 1,406,844
General Dynamics Corp. 23,270 6,785,765
General Electric Co. 101,217 17,387,056
Genpact, Ltd. 26,385 1,007,115
*Gibraltar Industries, Inc. 4,232 285,618
Global Industrial Co. 6,065 160,904
*GMS, Inc. 6,818 612,870
Gorman-Rupp Co. (The) 3,659 135,200
Graco, Inc. 25,609 2,085,853
*Graham Corp. 784 21,968
#Granite Construction, Inc. 6,562 551,536
*Great Lakes Dredge & Dock
Corp. 10,158 116,106
Greenbrier Cos., Inc. (The) 5,504 326,222
Griffon Corp. 12,859 808,574
*GXO Logistics, Inc. 19,173 1,146,737
H&E Equipment Services, Inc. 7,831 409,170
*Hayward Holdings, Inc. 32,142 522,629
*Healthcare Services Group, Inc. 10,389 113,967
Heartland Express, Inc. 11,021 119,082
#HEICO Corp. 6,724 1,647,044
HEICO Corp., Class A 10,542 2,024,169
Heidrick & Struggles International,
Inc. 2,921 114,094
Helios Technologies, Inc. 4,997 230,512
Herc Holdings, Inc. 5,852 1,223,887
#*Hertz Global Holdings, Inc. 10,851 30,166
Hexcel Corp. 11,951 701,404
Hillenbrand, Inc. 10,757 296,355
*Hillman Solutions Corp. 35,715 378,579
HNI Corp. 6,781 334,168
Honeywell International, Inc. 81,278 16,717,259
Howmet Aerospace, Inc. 61,770 6,159,704
Hub Group, Inc., Class A 15,689 680,746
Hubbell, Inc. 7,496 3,201,017
*Hudson Technologies, Inc. 5,483 42,055
Huntington Ingalls Industries, Inc. 6,549 1,211,303
Hurco Cos., Inc. 252 5,295
*Huron Consulting Group, Inc. 2,891 334,575
#*Hyliion Holdings Corp. 6,017 14,381
Hyster-Yale, Inc. 2,658 168,703
*IBEX Holdings, Ltd. 1,453 26,096
ICF International, Inc. 2,659 448,281
IDEX Corp. 11,462 2,460,204
*IES Holdings, Inc. 3,473 759,424
Illinois Tool Works, Inc. 35,013 9,142,945
Shares Value†
INDUSTRIALS — (Continued)
Ingersoll Rand, Inc. 53,712 $ 5,156,352
*Innodata, Inc. 374 7,521
*Innovative Solutions and
Support, Inc. 172 1,256
Insperity, Inc. 6,533 514,604
Insteel Industries, Inc. 2,603 70,203
Interface, Inc. 9,904 173,023
ITT, Inc. 11,982 1,678,918
Jacobs Solutions, Inc. 18,653 2,622,239
*Janus International Group, Inc. 26,524 195,217
JB Hunt Transport Services, Inc. 17,152 3,097,994
*JELD-WEN Holding, Inc. 14,004 198,297
#*JetBlue Airways Corp. 60,106 342,604
John Bean Technologies Corp. 4,541 505,958
Johnson Controls International
PLC 101,646 7,679,355
#Kadant, Inc. 1,817 605,170
Karat Packaging, Inc. 1,735 46,325
KBR, Inc. 28,410 1,903,754
Kelly Services, Inc., Class A 3,905 78,061
Kennametal, Inc. 13,534 342,681
Kforce, Inc. 4,047 233,876
*Kirby Corp. 9,286 1,065,661
Knight-Swift Transportation
Holdings, Inc. 25,354 1,320,436
Korn Ferry 8,513 601,443
*Kratos Defense & Security
Solutions, Inc. 22,310 506,883
*L.B. Foster Co., Class A 724 13,647
L3Harris Technologies, Inc. 27,603 6,830,914
Landstar System, Inc. 5,637 990,816
*Legalzoom.com, Inc. 17,155 123,173
Leidos Holdings, Inc. 18,472 3,383,332
Lennox International, Inc. 5,106 3,076,722
*Leonardo DRS, Inc. 32,714 983,710
*Limbach Holdings, Inc. 1,336 101,496
Lincoln Electric Holdings, Inc. 9,243 1,779,832
Lindsay Corp. 1,770 211,869
*Liquidity Services, Inc. 3,738 80,666
Lockheed Martin Corp. 27,423 14,974,329
LSI Industries, Inc. 3,381 55,313
Luxfer Holdings PLC 2,190 31,448
*Lyft, Inc., Class A 42,729 554,195
*Manitex International, Inc. 8 46
*Manitowoc Co., Inc. (The) 3,539 33,054
ManpowerGroup, Inc. 7,137 448,560
Marten Transport, Ltd. 14,653 226,828
Masco Corp. 32,535 2,599,872
*MasTec, Inc. 11,400 1,400,946
*Masterbrand, Inc. 21,476 385,709
*Matrix Service Co. 2,196 24,661
Matson, Inc. 5,734 888,139
Matthews International Corp.,
Class A 4,267 99,378
Maximus, Inc. 8,982 776,404
*Mayville Engineering Co., Inc. 1,984 40,612
McGrath RentCorp 3,293 374,414
MDU Resources Group, Inc. 31,820 918,007
*Mercury Systems, Inc. 8,859 286,589

19
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Middleby Corp. (The) 9,173 $ 1,189,738
Miller Industries, Inc. 1,623 106,534
MillerKnoll, Inc. 12,722 284,464
*Mistras Group, Inc. 2,208 18,658
*Montrose Environmental Group,
Inc. 4,924 129,846
Moog, Inc., Class A 4,051 764,019
*MRC Global, Inc. 14,409 176,654
MSA Safety, Inc. 6,358 1,055,110
MSC Industrial Direct Co., Inc. 8,291 655,569
Mueller Industries, Inc. 17,986 1,474,312
Mueller Water Products, Inc.,
Class A 22,808 492,425
*MYR Group, Inc. 2,737 358,547
National Presto Industries, Inc. 827 59,486
*NEXTracker, Inc., Class A 25,215 1,004,061
#*Nikola Corp. 1,197 4,704
NL Industries, Inc. 8 60
Nordson Corp. 8,590 2,129,375
Norfolk Southern Corp. 26,988 6,758,605
Northrop Grumman Corp. 13,856 7,052,981
*Northwest Pipe Co. 987 44,306
*NV5 Global, Inc. 11,232 256,651
nVent Electric PLC 24,542 1,830,097
Old Dominion Freight Line, Inc. 33,806 6,805,824
*OPENLANE, Inc. 19,508 308,226
*Orion Group Holdings, Inc. 2,525 15,428
Oshkosh Corp. 10,959 1,120,448
Otis Worldwide Corp. 56,134 5,512,359
Owens Corning 15,625 2,762,344
PACCAR, Inc. 84,756 8,838,356
*PAM Transportation Services,
Inc. 226 3,498
Pangaea Logistics Solutions, Ltd. 4,973 31,927
Park Aerospace Corp. 1,560 21,107
Parker-Hannifin Corp. 14,390 9,124,267
Park-Ohio Holdings Corp. 1,310 37,296
*Parsons Corp. 14,406 1,558,153
Paychex, Inc. 53,808 7,497,069
Paycom Software, Inc. 2,135 446,279
*Paycor HCM, Inc. 20,906 315,472
*Paylocity Holding Corp. 6,556 1,210,041
Pentair PLC 25,209 2,498,716
*Perma-Fix Environmental
Services, Inc. 8 107
#*Planet Labs PBC 36,441 80,535
#Powell Industries, Inc. 1,938 494,151
Preformed Line Products Co. 729 89,667
Primoris Services Corp. 8,787 550,242
*Proto Labs, Inc. 3,871 106,065
Quad/Graphics, Inc. 1,318 8,369
Quanex Building Products Corp. 5,064 147,160
Quanta Services, Inc. 21,786 6,571,311
*Quest Resource Holding Corp. 8 62
*Radiant Logistics, Inc. 3,873 25,755
#*RBC Bearings, Inc. 3,725 1,044,304
*RCM Technologies, Inc. 232 5,185
Regal Rexnord Corp. 10,414 1,734,348
Shares Value†
INDUSTRIALS — (Continued)
Republic Services, Inc. 26,720 $ 5,290,560
*Resideo Technologies, Inc. 21,757 427,960
Resources Connection, Inc. 3,513 28,280
REV Group, Inc. 7,911 209,642
Robert Half, Inc. 16,082 1,095,345
#*Rocket Lab USA, Inc. 57,471 614,940
Rockwell Automation, Inc. 16,807 4,482,595
Rollins, Inc. 62,230 2,933,522
RTX Corp. 145,888 17,650,989
Rush Enterprises, Inc., Class A 12,486 706,458
Rush Enterprises, Inc., Class B 367 17,822
*RXO, Inc. 15,272 430,518
Ryder System, Inc. 8,900 1,301,892
*Saia, Inc. 4,008 1,958,349
Schneider National, Inc., Class B 13,650 386,022
Science Applications International
Corp. 8,268 1,192,990
Sensata Technologies Holding
PLC 24,604 844,901
*Shoals Technologies Group, Inc.,
Class A 6,160 33,326
Shyft Group, Inc. (The) 3,684 47,597
Simpson Manufacturing Co., Inc. 6,377 1,146,521
*SiteOne Landscape Supply, Inc. 6,645 928,572
*SkyWest, Inc. 6,525 621,180
Snap-on, Inc. 8,019 2,647,312
#Southwest Airlines Co. 96,553 2,952,591
#Spirit Airlines, Inc. 12,563 30,151
*SPX Technologies, Inc. 6,899 989,938
SS&C Technologies Holdings,
Inc. 38,130 2,666,431
Standex International Corp. 1,666 306,344
Stanley Black & Decker, Inc. 26,134 2,428,894
Steelcase, Inc., Class A 15,567 187,271
*Stericycle, Inc. 12,744 783,374
#*Sterling Check Corp. 11,134 193,620
*Sterling Infrastructure, Inc. 4,825 745,221
*Sun Country Airlines Holdings,
Inc. 7,195 101,090
#*Sunrun, Inc. 34,213 494,378
#*Symbotic, Inc. 3,110 86,427
*TaskUS, Inc., Class A 924 11,679
#Tecnoglass, Inc. 7,666 525,351
Tennant Co. 2,824 247,269
#Terex Corp. 11,437 591,407
Tetra Tech, Inc. 36,402 1,779,330
Textron, Inc. 29,747 2,392,254
*Thermon Group Holdings, Inc. 4,975 130,395
Timken Co. (The) 11,628 965,124
*Titan International, Inc. 9,528 61,360
*Titan Machinery, Inc. 3,000 41,175
#Toro Co. (The) 15,514 1,248,567
Trane Technologies PLC 23,511 8,702,832
*Transcat, Inc. 1,281 122,425
TransDigm Group, Inc. 5,471 7,124,883
TransUnion 27,851 2,821,306
*Trex Co., Inc. 16,545 1,172,213
TriNet Group, Inc. 7,197 610,953
Trinity Industries, Inc. 13,979 479,200

20
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Triumph Group, Inc. 8,088 $ 111,938
*TrueBlue, Inc. 3,733 27,960
#TTEC Holdings, Inc. 5,252 27,310
*Tutor Perini Corp. 9,734 252,305
Twin Disc, Inc. 8 93
*Uber Technologies, Inc. 123,731 8,914,819
UFP Industries, Inc. 10,441 1,277,352
#*U-Haul Holding Co. 2,424 177,752
U-Haul Holding Co. 28,467 1,943,157
*Ultralife Corp. 206 1,732
UniFirst Corp. 2,198 395,222
Union Pacific Corp. 76,631 17,783,756
*United Airlines Holdings, Inc. 79,417 6,215,174
United Parcel Service, Inc., Class
B 77,551 10,396,487
United Rentals, Inc. 12,349 10,037,267
Universal Logistics Holdings, Inc. 3,527 148,275
*Upwork, Inc. 21,027 285,126
*V2X, Inc. 6,097 375,575
Valmont Industries, Inc. 3,029 944,079
Veralto Corp. 17,149 1,752,456
Verisk Analytics, Inc. 20,190 5,546,597
*Verra Mobility Corp. 28,783 747,495
Vertiv Holdings Co., Class A 53,751 5,874,447
Vestis Corp. 24,420 330,158
*Viad Corp. 2,731 102,249
*Vicor Corp. 5,272 240,983
Virco Mfg. Corp. 432 6,061
#VSE Corp. 2,920 299,650
Wabash National Corp. 10,558 184,132
Waste Management, Inc. 44,902 9,692,097
#Watsco, Inc. 4,863 2,300,248
Watts Water Technologies, Inc.,
Class A 4,096 780,657
#Werner Enterprises, Inc. 10,617 391,661
WESCO International, Inc. 8,241 1,582,025
Westinghouse Air Brake
Technologies Corp. 23,100 4,342,338
*Willdan Group, Inc. 1,755 83,029
Willis Lease Finance Corp. 637 115,507
#*WillScot Holdings Corp. 36,603 1,213,023
Woodward, Inc. 8,821 1,447,438
WW Grainger, Inc. 7,184 7,968,708
#*Xometry, Inc., Class A 6,574 129,376
*XPO, Inc. 19,150 2,499,650
Xylem, Inc. 31,467 3,832,051
Zurn Elkay Water Solutions Corp. 23,176 836,654
TOTAL INDUSTRIALS 711,622,974
INFORMATION TECHNOLOGY — (28.4%)
*8x8, Inc. 9,868 22,006
*908 Devices, Inc. 2,718 8,521
A10 Networks, Inc. 11,643 170,570
Accenture PLC, Class A 73,217 25,246,686
*ACI Worldwide, Inc. 15,392 757,286
Adeia, Inc. 18,249 226,835
*Adobe, Inc. 47,602 22,757,564
*ADTRAN Holdings, Inc. 8,779 53,332
Advanced Energy Industries, Inc. 5,449 591,380
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Advanced Micro Devices, Inc. 152,181 $ 21,924,717
#*Aehr Test Systems 2,455 34,566
*Aeva Technologies, Inc. 884 3,253
*Agilysys, Inc. 2,029 202,981
*Akamai Technologies, Inc. 23,635 2,389,026
*Alarm.com Holdings, Inc. 6,607 352,351
*Alkami Technology, Inc. 10,059 368,260
*Allegro MicroSystems, Inc. 17,996 375,037
*Alpha & Omega Semiconductor,
Ltd. 4,584 151,455
#*Altair Engineering, Inc., Class A 6,406 666,160
*Ambarella, Inc. 1,111 62,427
Amdocs, Ltd. 17,860 1,567,126
Amkor Technology, Inc. 43,842 1,115,779
Amphenol Corp., Class A 126,012 8,445,324
*Amplitude, Inc., Class A 6,472 58,183
*Amtech Systems, Inc. 8 44
Analog Devices, Inc. 48,255 10,766,173
*ANSYS, Inc. 8,419 2,697,532
*Appfolio, Inc., Class A 2,494 518,428
Apple, Inc. 1,786,888 403,675,868
Applied Materials, Inc. 94,318 17,126,262
#*Applied Optoelectronics, Inc. 3,786 59,137
*AppLovin Corp., Class A 39,633 6,713,434
*Arista Networks, Inc. 19,605 7,576,156
*Arrow Electronics, Inc. 9,361 1,110,870
*ASGN, Inc. 7,892 726,853
*Aspen Technology, Inc. 10,657 2,501,518
*Atlassian Corp., Class A 9,871 1,861,078
#*Aurora Innovation, Inc. 181,157 941,111
*Autodesk, Inc. 23,406 6,642,623
*AvePoint, Inc. 20,338 246,903
*Aviat Networks, Inc. 1,475 30,164
Avnet, Inc. 13,827 749,562
#*Axcelis Technologies, Inc. 4,778 407,611
Badger Meter, Inc. 3,617 723,581
Bel Fuse, Inc., Class B 1,523 114,865
Belden, Inc. 6,945 790,827
Benchmark Electronics, Inc. 6,517 282,186
#Bentley Systems, Inc., Class B 36,286 1,751,162
*BILL Holdings, Inc. 13,276 774,787
*BK Technologies Corp. 2 56
*Blackbaud, Inc. 7,401 558,850
*BlackLine, Inc. 6,280 347,724
*Box, Inc., Class A 18,630 591,689
*Braze, Inc., Class A 3,165 99,571
Broadcom, Inc. 474,640 80,579,633
#*C3.ai, Inc., Class A 3,153 77,658
*Cadence Design Systems, Inc. 20,784 5,738,878
*Calix, Inc. 8,372 296,201
*CCC Intelligent Solutions
Holdings, Inc. 88,790 924,304
CDW Corp. 20,136 3,790,199
*Cerence, Inc. 5,173 15,752
*CEVA, Inc. 3,265 76,189
*Ciena Corp. 23,001 1,460,793
#*Cipher Mining, Inc. 40,485 199,591
*Cirrus Logic, Inc. 8,129 892,727

21
Dimensional US Core Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Cisco Systems, Inc. 486,372 $ 26,638,594
#*Cleanspark, Inc. 34,378 364,751
#Clear Secure, Inc., Class A 12,126 445,994
*Clearfield, Inc. 1,819 65,357
Climb Global Solutions, Inc. 624 63,891
*Cloudflare, Inc., Class A 19,891 1,744,640
Cognex Corp. 24,584 989,014
Cognizant Technology Solutions
Corp., Class A 76,002 5,668,989
*Coherent Corp. 24,505 2,265,242
*Cohu, Inc. 8,335 207,708
*Commvault Systems, Inc. 4,833 754,866
*Consensus Cloud Solutions, Inc. 2,479 54,984
Corning, Inc. 131,152 6,241,524
*Corsair Gaming, Inc. 14,796 94,916
*Couchbase, Inc. 2,042 32,815
Crane NXT Co. 8,839 479,693
*Credo Technology Group
Holding, Ltd. 20,121 758,562
#*Crowdstrike Holdings, Inc.,
Class A 11,580 3,437,755
*CS Disco, Inc. 6,495 38,191
CTS Corp. 4,731 234,137
*Daily Journal Corp. 195 94,575
*Daktronics, Inc. 10,656 138,848
*Datadog, Inc., Class A 28,127 3,528,251
Dell Technologies, Inc., Class C 28,437 3,515,666
*Diebold Nixdorf, Inc. 7,315 338,538
*Digi International, Inc. 6,521 188,913
*Digimarc Corp. 566 17,535
#*DigitalOcean Holdings, Inc. 13,534 535,676
*Diodes, Inc. 7,584 443,512
*DocuSign, Inc. 22,357 1,551,129
Dolby Laboratories, Inc., Class A 8,447 615,786
*DoubleVerify Holdings, Inc. 23,339 397,930
*Dropbox, Inc., Class A 37,321 964,748
*DXC Technology Co. 39,526 784,986
*Dynatrace, Inc. 37,980 2,043,324
*E2open Parent Holdings, Inc. 59,445 174,174
*Eastman Kodak Co. 9,051 42,721
*Elastic NV 10,287 825,326
*Enfusion, Inc., Class A 7,620 67,894
*Enphase Energy, Inc. 7,903 656,265
Entegris, Inc. 22,517 2,357,755
*Envestnet, Inc. 7,360 462,061
*EPAM Systems, Inc. 7,640 1,441,286
*ePlus, Inc. 4,051 360,336
*EverCommerce, Inc. 6,079 63,951
*Extreme Networks, Inc. 15,470 230,967
*F5, Inc. 9,061 2,119,187
*Fabrinet 5,021 1,209,910
*Fair Isaac Corp. 3,505 6,985,851
*FARO Technologies, Inc. 1,890 33,151
*Fastly, Inc., Class A 19,651 142,077
*First Solar, Inc. 15,054 2,927,702
*Five9, Inc. 7,562 223,306
*Flex, Ltd. 68,600 2,378,362
*FormFactor, Inc. 11,770 447,025
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Fortinet, Inc. 107,587 $ 8,462,793
*Freshworks, Inc., Class A 29,052 339,908
*Gartner, Inc. 11,461 5,759,152
Gen Digital, Inc. 106,932 3,112,791
*Gitlab, Inc., Class A 9,021 484,879
#*GLOBALFOUNDRIES, Inc. 19,366 706,859
*Globant SA 6,576 1,380,237
*GoDaddy, Inc., Class A 20,468 3,414,062
*Grid Dynamics Holdings, Inc. 12,192 194,097
*Guidewire Software, Inc. 9,059 1,687,329
Hackett Group, Inc. (The) 4,416 107,397
*Harmonic, Inc. 16,050 177,994
*HashiCorp, Inc., Class A 15,813 535,428
Hewlett Packard Enterprise Co. 215,540 4,200,875
HP, Inc. 136,502 4,848,551
*HubSpot, Inc. 4,753 2,636,917
*Ichor Holdings, Ltd. 6,112 166,613
*Identiv, Inc. 736 2,605
#Immersion Corp. 2,786 23,486
#*indie Semiconductor, Inc.,
Class A 24,036 79,559
*Infinera Corp. 28,355 190,546
*Informatica, Inc., Class A 26,257 716,816
Information Services Group, Inc. 8 25
#*Insight Enterprises, Inc. 4,985 871,976
*Instructure Holdings, Inc. 2,703 63,629
*Intapp, Inc. 9,647 483,990
Intel Corp. 448,159 9,644,382
#InterDigital, Inc. 4,834 727,227
International Business Machines
Corp. 122,347 25,291,572
*inTEST Corp. 330 2,366
Intuit, Inc. 24,815 15,144,594
#*IonQ, Inc. 4,740 71,242
*IPG Photonics Corp. 6,461 523,083
*Iteris, Inc. 16 115
*Itron, Inc. 6,930 774,497
Jabil, Inc. 23,622 2,907,632
*Jamf Holding Corp. 17,700 294,528
*JFrog, Ltd. 16,612 484,738
Juniper Networks, Inc. 41,034 1,596,223
*Keysight Technologies, Inc. 26,151 3,896,761
*Kimball Electronics, Inc. 3,796 67,531
KLA Corp. 14,001 9,327,886
*Knowles Corp. 14,943 258,813
Kulicke & Soffa Industries, Inc. 8,359 374,985
*Kyndryl Holdings, Inc. 51,702 1,183,459
Lam Research Corp. 136,841 10,174,128
*Lantronix, Inc. 1,143 4,469
*Lattice Semiconductor Corp. 16,058 813,498
Littelfuse, Inc. 4,102 1,003,472
*LiveRamp Holdings, Inc. 11,630 291,099
Logility Supply Chain Solutions,
Inc. 2,409 25,415
#*Lumentum Holdings, Inc. 10,006 639,083
#*Luna Innovations, Inc. 2,603 4,035
*MACOM Technology Solutions
Holdings, Inc. 8,909 1,001,372

22
Dimensional US Core Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Magnachip Semiconductor Corp. 2,853 $ 12,582
*Manhattan Associates, Inc. 8,975 2,363,656
#*MARA Holdings, Inc. 19,564 328,088
Marvell Technology, Inc. 89,097 7,137,561
*Matterport, Inc. 36,019 164,247
*MaxLinear, Inc. 12,235 158,688
*Meridianlink, Inc. 9,186 201,725
Methode Electronics, Inc. 3,933 34,296
Microchip Technology, Inc. 91,219 6,692,738
Micron Technology, Inc. 115,424 11,502,002
Microsoft Corp. 829,798 337,188,417
*Mirion Technologies, Inc. 35,622 527,206
*Mitek Systems, Inc. 5,884 50,544
MKS Instruments, Inc. 10,408 1,033,827
*MongoDB, Inc. 5,196 1,404,998
Monolithic Power Systems, Inc. 5,427 4,120,721
Motorola Solutions, Inc. 16,294 7,321,709
*N-able, Inc. 27,660 338,282
#Napco Security Technologies,
Inc. 5,116 196,864
#*Navitas Semiconductor Corp. 24,855 61,392
*nCino, Inc. 16,561 617,725
*NCR Voyix Corp. 22,362 286,457
NetApp, Inc. 30,567 3,524,681
*NETGEAR, Inc. 4,015 88,009
*NetScout Systems, Inc. 10,951 230,300
*NetSol Technologies, Inc. 16 48
*nLight, Inc. 6,017 75,092
*Novanta, Inc. 4,808 818,514
*Nutanix, Inc., Class A 40,700 2,527,470
NVE Corp. 361 27,209
NVIDIA Corp. 2,956,944 392,563,885
NXP Semiconductors NV 35,469 8,317,480
*Okta, Inc. 26,698 1,919,319
*Olo, Inc., Class A 14,187 71,077
*ON Semiconductor Corp. 66,368 4,678,280
*ON24, Inc. 2,669 16,147
*One Stop Systems, Inc. 16 37
*OneSpan, Inc. 3,632 60,582
*Onto Innovation, Inc. 6,870 1,362,527
Oracle Corp. 200,979 33,732,315
*OSI Systems, Inc. 2,360 312,016
#*Ouster, Inc. 4,147 27,495
*Palantir Technologies, Inc.,
Class A 105,811 4,397,505
*Palo Alto Networks, Inc. 22,438 8,085,085
#*PAR Technology Corp. 5,017 295,953
PC Connection, Inc. 5,232 333,017
*PDF Solutions, Inc. 5,028 142,393
Pegasystems, Inc. 10,566 839,363
#*Penguin Solutions, Inc. 8,233 123,907
*Photronics, Inc. 10,991 250,595
*Plexus Corp. 4,274 615,883
Power Integrations, Inc. 7,864 475,222
#*Powerfleet, Inc. 6,015 30,255
*Procore Technologies, Inc. 15,275 1,002,804
Progress Software Corp. 7,227 463,178
*PTC, Inc. 13,048 2,418,186
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Pure Storage, Inc., Class A 34,685 $ 1,735,984
*Q2 Holdings, Inc. 7,137 604,218
*Qorvo, Inc. 13,221 942,128
QUALCOMM, Inc. 122,813 19,990,272
*Qualys, Inc. 4,895 583,680
#*QuickLogic Corp. 16 119
*Rambus, Inc. 16,113 770,524
*Red Violet, Inc. 315 9,475
ReposiTrak, Inc. 8 154
*Ribbon Communications, Inc. 20,547 73,147
Richardson Electronics, Ltd. 1,256 17,257
*RingCentral, Inc., Class A 11,320 407,633
#*Riot Platforms, Inc. 12,022 111,083
*Rogers Corp. 2,649 265,642
Roper Technologies, Inc. 6,902 3,711,412
Salesforce, Inc. 90,558 26,385,884
*Samsara, Inc., Class A 15,005 717,089
*Sanmina Corp. 9,027 632,793
Sapiens International Corp. NV 8,260 304,629
*ScanSource, Inc. 4,852 205,773
Seagate Technology Holdings
PLC 29,940 3,005,078
*SEMrush Holdings, Inc., Class A 12,870 168,726
*Semtech Corp. 2,730 120,639
*SentinelOne, Inc., Class A 41,517 1,070,723
*ServiceNow, Inc. 14,921 13,921,144
*Silicon Laboratories, Inc. 4,711 489,284
*SiTime Corp. 3,191 539,311
Skyworks Solutions, Inc. 27,356 2,395,838
#*SmartRent, Inc. 11,828 19,989
*Smartsheet, Inc., Class A 14,974 844,833
*Snowflake, Inc., Class A 35,999 4,133,405
SolarWinds Corp. 23,806 311,382
#*Sprinklr, Inc., Class A 19,360 143,845
*SPS Commerce, Inc. 3,955 652,575
#*Stratasys, Ltd. 4,228 30,230
#*Super Micro Computer, Inc. 82,018 2,387,544
*Synaptics, Inc. 6,165 423,351
*Synopsys, Inc. 11,641 5,978,934
TD SYNNEX Corp. 13,835 1,595,867
TE Connectivity PLC 46,370 6,835,865
*Teledyne Technologies, Inc. 6,965 3,171,304
*Telos Corp. 5,878 20,632
*Teradata Corp. 12,022 387,469
Teradyne, Inc. 22,160 2,353,614
#*Terawulf, Inc. 53,113 346,297
Texas Instruments, Inc. 105,120 21,356,179
#*Thoughtworks Holding, Inc. 39,578 175,726
*Trimble, Inc. 36,087 2,183,263
*TTM Technologies, Inc. 18,430 413,569
*Turtle Beach Corp. 3,341 53,356
*Twilio, Inc., Class A 26,292 2,120,450
*Tyler Technologies, Inc. 4,706 2,849,907
*UiPath, Inc., Class A 65,306 807,182
*Ultra Clean Holdings, Inc. 9,228 308,677
*Unisys Corp. 7,685 53,103
#*Unity Software, Inc. 50,426 1,012,554
Universal Display Corp. 6,725 1,212,652

23
Dimensional US Core Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Veeco Instruments, Inc. 10,639 $ 306,190
*Verint Systems, Inc. 11,972 255,004
*VeriSign, Inc. 14,308 2,530,227
#*Vertex, Inc., Class A 6,899 286,377
*Viasat, Inc. 13,874 133,190
*Viavi Solutions, Inc. 33,821 311,830
#Vishay Intertechnology, Inc. 19,540 331,398
*Vishay Precision Group, Inc. 1,356 31,473
Vontier Corp. 28,998 1,075,246
*Western Digital Corp. 51,766 3,380,837
#*Wolfspeed, Inc. 9,867 131,330
*Workday, Inc., Class A 13,843 3,237,186
#Xerox Holdings Corp. 20,651 168,719
*Xperi, Inc. 5,916 54,013
*Yext, Inc. 14,288 103,445
*Zebra Technologies Corp. 7,818 2,986,241
*Zoom Video Communications,
Inc., Class A 38,745 2,895,801
*Zscaler, Inc. 10,775 1,948,012
*Zuora, Inc., Class A 11,382 112,682
TOTAL INFORMATION
TECHNOLOGY 1,881,268,589
MATERIALS — (2.9%)
AdvanSix, Inc. 4,555 129,225
Air Products and Chemicals, Inc. 20,636 6,408,097
#Albemarle Corp. 3,595 340,554
Alcoa Corp. 41,300 1,655,717
Alpha Metallurgical Resources,
Inc. 2,546 530,332
Amcor PLC 241,259 2,685,213
American Vanguard Corp. 690 3,609
AptarGroup, Inc. 9,671 1,623,858
*Arcadium Lithium PLC 11,441 61,667
Arch Resources, Inc. 3,191 468,311
#Ardagh Metal Packaging SA 20,187 74,288
*Arq, Inc. 643 3,768
Ashland, Inc. 7,663 648,060
*Aspen Aerogels, Inc. 11,006 196,347
*ATI, Inc. 19,971 1,052,671
Avery Dennison Corp. 13,347 2,763,229
Avient Corp. 13,624 635,015
*Axalta Coating Systems, Ltd. 46,389 1,759,071
Balchem Corp. 4,501 753,152
Ball Corp. 40,661 2,409,164
Berry Global Group, Inc. 21,385 1,506,573
Cabot Corp. 9,776 1,054,146
Caledonia Mining Corp. PLC 1,562 23,289
Carpenter Technology Corp. 7,553 1,129,173
Celanese Corp. 18,210 2,293,914
*Century Aluminum Co. 17,051 300,950
CF Industries Holdings, Inc. 27,327 2,247,099
Chemours Co. (The) 17,946 325,899
*Clearwater Paper Corp. 2,239 56,400
*Cleveland-Cliffs, Inc. 75,276 977,082
*Coeur Mining, Inc. 61,047 393,143
Commercial Metals Co. 19,359 1,041,514
Compass Minerals International,
Inc. 1,993 24,534
Shares Value†
MATERIALS — (Continued)
Corteva, Inc. 98,522 $ 6,001,960
CRH PLC 22,952 2,190,309
Crown Holdings, Inc. 19,984 1,869,503
Dow, Inc. 113,465 5,602,902
DuPont de Nemours, Inc. 58,537 4,857,986
Eagle Materials, Inc. 7,094 2,025,053
Eastman Chemical Co. 19,088 2,005,958
Ecolab, Inc. 26,925 6,616,280
*Ecovyst, Inc. 19,196 127,845
Element Solutions, Inc. 37,734 1,022,591
Ferroglobe PLC 23,921 100,229
FMC Corp. 9,286 603,497
Fortitude Gold Corp. 4 22
Freeport-McMoRan, Inc. 133,342 6,003,057
*Gatos Silver, Inc. 9,296 172,441
#Graphic Packaging Holding Co. 65,310 1,845,661
Greif, Inc., Class A 5,165 322,503
Greif, Inc., Class B 657 43,973
#Hawkins, Inc. 3,259 348,387
Haynes International, Inc. 1,387 83,719
HB Fuller Co. 8,706 637,105
Hecla Mining Co. 97,234 631,049
Huntsman Corp. 27,051 595,122
*Ingevity Corp. 7,638 319,192
Innospec, Inc. 3,730 402,019
International Flavors &
Fragrances, Inc. 36,378 3,617,065
#International Paper Co. 54,662 3,035,927
*Intrepid Potash, Inc. 1,331 33,395
Kaiser Aluminum Corp. 2,623 194,784
*Knife River Corp. 8,313 809,021
Koppers Holdings, Inc. 3,483 118,457
Kronos Worldwide, Inc. 9,326 107,622
Linde PLC 53,384 24,351,112
Louisiana-Pacific Corp. 11,322 1,119,746
*LSB Industries, Inc. 9,761 80,040
LyondellBasell Industries NV,
Class A 57,760 5,016,456
Martin Marietta Materials, Inc. 8,870 5,254,056
Materion Corp. 3,138 318,915
Mativ Holdings, Inc. 8,009 123,739
*McEwen Mining, Inc. 5,709 54,293
Mercer International, Inc. 8,132 53,021
*Metallus, Inc. 7,078 99,729
Minerals Technologies, Inc. 4,819 362,823
Mosaic Co. (The) 50,205 1,343,486
#*MP Materials Corp. 22,915 412,241
Myers Industries, Inc. 4,541 53,493
NewMarket Corp. 1,578 828,403
Newmont Corp. 153,704 6,984,310
Nucor Corp. 38,065 5,399,140
*O-I Glass, Inc. 27,547 306,047
Olin Corp. 19,866 815,102
Olympic Steel, Inc. 1,571 56,367
Orion SA 12,954 194,180
Packaging Corp. of America 15,293 3,501,179
Pactiv Evergreen, Inc. 21,150 239,841
*Perimeter Solutions SA 28,334 376,276

24
Dimensional US Core Equity Market ETF
continued
Shares Value†
MATERIALS — (Continued)
PPG Industries, Inc. 37,837 $ 4,711,085
Quaker Chemical Corp. 2,589 392,441
Radius Recycling, Inc. 3,199 51,792
Ramaco Resources, Inc., Class A 5,868 59,560
Ramaco Resources, Inc., Class B 1,080 11,038
*Ranpak Holdings Corp. 9,357 56,891
*Rayonier Advanced Materials,
Inc. 8,329 66,299
Reliance, Inc. 9,296 2,661,817
Royal Gold, Inc. 8,488 1,239,757
RPM International, Inc. 21,141 2,687,233
Ryerson Holding Corp. 5,412 117,927
Sealed Air Corp. 25,271 914,305
Sensient Technologies Corp. 5,704 430,538
Sherwin-Williams Co. (The) 29,812 10,695,651
Silgan Holdings, Inc. 16,664 862,195
Smurfit WestRock PLC, GDR 75,278 3,876,817
Sonoco Products Co. 16,279 854,973
#Southern Copper Corp. 10,116 1,108,208
Steel Dynamics, Inc. 27,589 3,600,364
Stepan Co. 3,644 263,607
*Summit Materials, Inc., Class A 17,454 827,494
SunCoke Energy, Inc. 12,545 129,339
Sylvamo Corp. 7,478 635,780
TriMas Corp. 6,981 187,440
Tronox Holdings PLC 24,993 302,915
United States Lime & Minerals,
Inc. 3,730 420,669
#United States Steel Corp. 34,673 1,347,046
*Universal Stainless & Alloy
Products, Inc. 1,004 43,895
Vulcan Materials Co. 19,189 5,256,443
#Warrior Met Coal, Inc. 7,091 447,655
Westlake Corp. 13,727 1,811,140
Worthington Steel, Inc. 5,813 222,289
TOTAL MATERIALS 191,558,296
REAL ESTATE — (0.2%)
*Anywhere Real Estate, Inc. 13,347 51,519
*CBRE Group, Inc., Class A 44,543 5,833,797
*Compass, Inc., Class A 51,833 329,139
*CoStar Group, Inc. 53,101 3,865,222
*Cushman & Wakefield PLC 36,621 496,214
#eXp World Holdings, Inc. 2,290 30,503
*Forestar Group, Inc. 9,401 296,790
*FRP Holdings, Inc. 1,488 43,152
*Howard Hughes Holdings, Inc. 7,359 559,578
*Jones Lang LaSalle, Inc. 7,486 2,028,407
Kennedy-Wilson Holdings, Inc. 18,239 194,975
Marcus & Millichap, Inc. 6,333 239,641
*Maui Land & Pineapple Co., Inc. 8 176
Newmark Group, Inc., Class A 23,385 350,541
RMR Group, Inc. (The), Class A 1,356 32,639
#*Seaport Entertainment Group,
Inc. 818 22,209
St. Joe Co. (The) 7,862 406,465
*Stratus Properties, Inc. 41 914
*Tejon Ranch Co. 2,922 46,489
*Zillow Group, Inc., Class A 6,317 366,702
Shares Value†
REAL ESTATE — (Continued)
*Zillow Group, Inc., Class C 25,235 $ 1,516,371
TOTAL REAL ESTATE 16,711,443
UTILITIES — (2.6%)
AES Corp. (The) 84,288 1,389,909
ALLETE, Inc. 6,392 408,513
Alliant Energy Corp. 36,672 2,200,320
*Altus Power, Inc. 19,119 65,769
Ameren Corp. 35,237 3,069,495
American Electric Power Co., Inc. 74,336 7,340,680
American States Water Co. 5,508 454,190
American Water Works Co., Inc. 25,751 3,556,471
Artesian Resources Corp., Class
A 713 23,893
Atmos Energy Corp. 20,645 2,865,113
Avangrid, Inc. 11,563 412,915
Avista Corp. 11,548 432,819
Black Hills Corp. 9,685 573,255
Brookfield Renewable Corp.,
Class A 27,916 853,671
California Water Service Group 8,184 425,241
CenterPoint Energy, Inc. 89,129 2,631,979
Chesapeake Utilities Corp. 2,705 324,032
Clearway Energy, Inc., Class A 4,864 129,577
Clearway Energy, Inc., Class C 12,021 341,156
CMS Energy Corp. 39,666 2,761,150
Consolidated Edison, Inc. 47,416 4,821,259
Consolidated Water Co., Ltd. 908 21,574
Constellation Energy Corp. 39,313 10,337,746
Dominion Energy, Inc. 117,272 6,981,202
DTE Energy Co. 27,472 3,412,572
Duke Energy Corp. 74,416 8,577,932
Edison International 52,990 4,366,376
Entergy Corp. 28,543 4,417,886
Essential Utilities, Inc. 38,057 1,469,000
Evergy, Inc. 29,846 1,803,892
Eversource Energy 48,683 3,205,776
Exelon Corp. 138,622 5,447,845
FirstEnergy Corp. 74,515 3,116,962
Genie Energy, Ltd., Class B 2,911 45,761
*Hawaiian Electric Industries, Inc. 4,402 45,209
IDACORP, Inc. 7,384 764,096
#MGE Energy, Inc. 4,866 440,324
Middlesex Water Co. 1,867 114,242
*Montauk Renewables, Inc. 14,747 81,551
National Fuel Gas Co. 12,944 783,500
New Jersey Resources Corp. 15,718 721,299
NextEra Energy, Inc. 209,624 16,612,702
NiSource, Inc. 64,266 2,259,593
Northwest Natural Holding Co. 4,963 193,011
Northwestern Energy Group, Inc. 8,776 469,165
NRG Energy, Inc. 39,414 3,563,026
OGE Energy Corp. 27,790 1,111,322
#ONE Gas, Inc. 8,121 578,784
Ormat Technologies, Inc. 9,102 719,240
Otter Tail Corp. 6,403 502,764
PG&E Corp. 298,461 6,034,881
#Pinnacle West Capital Corp. 14,522 1,275,177
Portland General Electric Co. 14,323 678,910

25
Dimensional US Core Equity Market ETF
continued
Shares Value†
UTILITIES — (Continued)
PPL Corp. 98,493 $ 3,206,932
Public Service Enterprise Group,
Inc. 69,497 6,213,727
*Pure Cycle Corp. 1,668 17,547
Sempra 89,778 7,484,792
SJW Group 4,412 245,572
Southern Co. (The) 108,139 9,843,893
Southwest Gas Holdings, Inc. 9,913 726,127
Spire, Inc. 8,382 535,274
#*Sunnova Energy International,
Inc. 12,159 73,805
TXNM Energy, Inc. 12,455 542,291
UGI Corp. 27,725 662,905
Unitil Corp. 2,091 121,048
Vistra Corp. 60,520 7,562,579
WEC Energy Group, Inc. 42,577 4,067,381
Xcel Energy, Inc. 75,884 5,069,810
York Water Co. (The) 1,059 37,245
TOTAL UTILITIES 171,645,655
TOTAL COMMON STOCKS 6,525,723,405
RIGHTS/WARRANTS — ( 0.0% )
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. 1/2/2026 1,507 23,524
*<Albireo Pharma, Inc. 3/2/2026 1,266 7,356
*<Chinook Therapeutics, Inc. 6,043 7,554
*<Mirati Therapeutics 6,686 19,924
*OmniAb Operations, Inc. 666 –
*OmniAb Operations, Inc. 666 –
*<Xeris Biopharma Holdings, Inc. 656 177
TOTAL HEALTH CARE 58,535
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc. 9,429 13,389
TOTAL RIGHTS/WARRANTS 71,924
TOTAL INVESTMENT SECURITIES — (98.4%)
(Cost $4,863,873,350) 6,525,795,329
Shares Value†
MATERIALS — (Continued)
SECURITIES LENDING COLLATERAL — (1.6%)
@§The DFA Short Term
Investment Fund 9,392,616 $ 108,634,993
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,972,508,343) $ 6,634,430,322
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 557,389,116 $ — $ — $ 557,389,116
Consumer Discretionary ................ 696,154,403 — — 696,154,403
Consumer Staples .................... 377,533,295 — — 377,533,295
Energy ............................. 277,478,170 — — 277,478,170
Financials ........................... 939,979,704 — — 939,979,704
Health Care ......................... 704,381,760 — — 704,381,760
Industrials ........................... 711,429,354 193,620 — 711,622,974
Information Technology ................ 1,881,268,589 — — 1,881,268,589
Materials ........................... 191,558,296 — — 191,558,296
Real Estate .......................... 16,711,443 — — 16,711,443
Utilities ............................. 171,645,655 — — 171,645,655

26
Dimensional US Core Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Rights/Warrants
Health Care ......................... $ — $ — $ 58,535 $ 58,535
Materials ........................... — — 13,389 13,389
Securities Lending Collateral .............. — 108,634,993 — 108,634,993
Total Investments ....................... $6,525,529,785 $108,828,613 $71,924> $6,634,430,322
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

27
Dimensional US Core Equity 1 ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value†
COMMON STOCKS — ( 98.5% )
COMMUNICATION SERVICES — (7.9%)
*Advantage Solutions, Inc. 14,627 $ 44,759
Alphabet, Inc., Class A 77,107 13,193,779
Alphabet, Inc., Class C 66,138 11,421,371
*Anterix, Inc. 535 17,377
AT&T, Inc. 147,738 3,330,014
ATN International, Inc. 781 16,370
*Bandwidth, Inc., Class A 658 12,831
*Boston Omaha Corp., Class A 8 118
*Cargurus, Inc. 2,118 65,700
*Cars.com, Inc. 2,994 47,874
#*Charter Communications, Inc.,
Class A 2,939 962,846
#*Cinemark Holdings, Inc. 4,214 125,366
Comcast Corp., Class A 100,577 4,392,198
*Creative Realities, Inc. 2,410 9,977
*E.W. Scripps Co. (The), Class A 20 67
Electronic Arts, Inc. 5,962 899,368
Emerald Holding, Inc. 4 16
#Endeavor Group Holdings, Inc.,
Class A 4,489 132,381
*EverQuote, Inc., Class A 6 108
Fox Corp., Class A 13,052 548,184
Fox Corp., Class B 3,862 150,463
*Frontier Communications Parent,
Inc. 10,289 367,626
*Gaia, Inc. 4 21
*Gambling.com Group, Ltd. 2,248 21,648
*Gannett Co., Inc. 5,078 23,816
#*Getty Images Holdings, Inc. 6,219 25,809
#*Gogo, Inc. 2,149 14,076
*Harte Hanks, Inc. 424 3,015
IDT Corp., Class B 1,232 57,818
#*IMAX Corp. 1,843 44,785
*Integral Ad Science Holding
Corp. 9,207 109,011
Interpublic Group of Cos., Inc.
(The) 14,713 432,562
*IZEA Worldwide, Inc. 8 23
John Wiley & Sons, Inc., Class A 2,127 104,861
*Liberty Broadband Corp., Class
C 692 55,927
*Liberty Global, Ltd., Class A 6,909 136,867
*Liberty Global, Ltd., Class C 6,740 138,979
*Liberty Latin America, Ltd., Class
A 2,241 21,939
*Liberty Latin America, Ltd., Class
C 11,442 110,759
*Liberty Media Corp. LIB New A 497 36,897
*Liberty Media Corp. LIB New C 7,726 616,844
*Lions Gate Entertainment Corp.,
Class A 12 95
*Lions Gate Entertainment Corp.,
Class B 2,494 17,583
*Live Nation Entertainment, Inc. 3,721 435,878
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Lumen Technologies, Inc. 25,362 $ 162,063
*Madison Square Garden
Entertainment Corp. 1,148 47,883
*Madison Square Garden Sports
Corp. 516 114,913
*Magnite, Inc. 8,137 101,550
Marcus Corp. (The) 800 15,096
*Match Group, Inc. 5,831 210,091
Meta Platforms, Inc., Class A 33,313 18,907,793
*National CineMedia, Inc. 1,374 9,879
*Netflix, Inc. 5,231 3,954,793
New York Times Co. (The), Class
A 5,926 330,908
News Corp., Class A 13,826 376,758
News Corp., Class B 4,928 143,109
Nexstar Media Group, Inc. 1,981 348,498
*Nextdoor Holdings, Inc. 8,429 20,398
Omnicom Group, Inc. 8,948 903,748
*Paltalk, Inc. 8 14
Paramount Global, Class B 4,748 51,943
*Pinterest, Inc., Class A 6,458 205,300
*PubMatic, Inc., Class A 1,704 25,057
*QuinStreet, Inc. 1,746 36,666
*Reservoir Media, Inc. 20 167
*ROBLOX Corp., Class A 2,449 126,662
*Roku, Inc. 1,805 115,664
Scholastic Corp. 1,116 27,710
#Shutterstock, Inc. 591 18,965
Sinclair, Inc. 1,048 18,099
Sirius XM Holdings, Inc. 3,812 101,628
#*Snap, Inc., Class A 25,866 314,531
*Sphere Entertainment Co. 1,354 56,611
*Spotify Technology SA 928 357,373
*Stagwell, Inc. 3,377 20,971
*Take-Two Interactive Software,
Inc. 2,932 474,163
*TechTarget, Inc. 789 22,838
TEGNA, Inc. 6,902 113,400
Telephone and Data Systems,
Inc. 4,651 138,367
*Thryv Holdings, Inc. 533 7,665
*TKO Group Holdings, Inc. 1,492 174,221
T-Mobile US, Inc. 8,342 1,861,601
Townsquare Media, Inc., Class A 4 39
*Trade Desk, Inc. (The), Class A 4,592 552,004
*Travelzoo 398 6,806
*TripAdvisor, Inc. 6,643 106,554
*TrueCar, Inc. 32 125
*United States Cellular Corp. 859 53,000
Verizon Communications, Inc. 114,058 4,805,264
*Vimeo, Inc. 5,956 28,410
Walt Disney Co. (The) 22,870 2,200,094
*Warner Bros Discovery, Inc. 14,196 115,413
#Warner Music Group Corp.,
Class A 1,476 47,173

28
Dimensional US Core Equity 1 ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Yelp, Inc. 1,546 $ 52,780
*Zedge, Inc., Class B 12 37
*Ziff Davis, Inc. 442 20,451
TOTAL COMMUNICATION
SERVICES 76,053,252
CONSUMER DISCRETIONARY — (10.2%)
#*1-800-Flowers.com, Inc., Class
A 12 100
*1stdibs.com, Inc. 8 33
*Abercrombie & Fitch Co. 2,135 281,372
Academy Sports & Outdoors, Inc. 4,264 216,867
*Accel Entertainment, Inc. 2,168 23,935
#Acushnet Holdings Corp. 2,611 160,054
ADT, Inc. 48,963 352,534
*Adtalem Global Education, Inc. 1,567 126,802
*Airbnb, Inc., Class A 3,190 429,980
A-Mark Precious Metals, Inc.,
Class A 517 20,085
*Amazon.com, Inc. 126,458 23,571,771
*American Axle & Manufacturing
Holdings, Inc. 5,760 32,544
American Eagle Outfitters, Inc. 9,395 184,048
*American Outdoor Brands, Inc. 4 34
*American Public Education, Inc. 4 61
*AMMO, Inc. 36 39
*Aptiv PLC 1,345 76,436
Aramark 9,505 359,574
#Arhaus, Inc. 2,055 17,426
Ark Restaurants Corp. 917 9,986
Arko Corp. 4,201 27,937
*Asbury Automotive Group, Inc. 765 174,298
Autoliv, Inc. 3,420 317,650
*AutoNation, Inc. 2,226 346,076
*AutoZone, Inc. 217 652,953
Bassett Furniture Industries, Inc. 4 58
Bath & Body Works, Inc. 6,709 190,401
*Beazer Homes USA, Inc. 472 14,519
Best Buy Co., Inc. 9,325 843,260
*Biglari Holdings, Inc., Class A 22 18,661
*Biglari Holdings, Inc., Class B 60 10,219
*BJ's Restaurants, Inc. 1,233 45,732
Bloomin' Brands, Inc. 1,544 25,615
Booking Holdings, Inc. 343 1,603,954
*Boot Barn Holdings, Inc. 1,134 141,240
BorgWarner, Inc. 3,987 134,083
#Bowlero Corp., Class A 878 9,105
Boyd Gaming Corp. 1,947 134,908
*Bright Horizons Family Solutions,
Inc. 2,199 293,501
*Brinker International, Inc. 1,057 108,564
Brunswick Corp. 3,700 295,038
Buckle, Inc. (The) 3,074 130,829
Build-A-Bear Workshop, Inc. 408 15,541
*Burlington Stores, Inc. 2,235 553,766
*Caesars Entertainment, Inc. 3,089 123,714
Caleres, Inc. 2,008 59,939
Camping World Holdings, Inc.,
Class A 1,326 26,600
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*CarMax, Inc. 5,595 $ 404,966
*Carnival Corp. 18,501 407,022
Carriage Services, Inc. 567 21,200
Carter's, Inc. 1,806 98,788
#*Carvana Co. 1,302 321,998
*Cava Group, Inc. 1,301 173,762
*Cavco Industries, Inc. 261 106,956
Century Communities, Inc. 1,321 117,120
*Champion Homes, Inc. 1,601 141,256
#Cheesecake Factory, Inc. (The) 3,589 165,884
*Chewy, Inc., Class A 3,518 94,880
*Chipotle Mexican Grill, Inc. 20,224 1,127,892
#Choice Hotels International, Inc. 1,316 183,595
Churchill Downs, Inc. 1,048 146,825
#*Citi Trends, Inc. 4 76
#Columbia Sportswear Co. 2,278 183,311
*ContextLogic, Inc., Class A 4 26
*Cooper-Standard Holdings, Inc. 4 50
*Coupang, Inc. 8,991 231,878
*Crocs, Inc. 2,493 268,795
Crown Crafts, Inc. 2,000 9,080
*Culp, Inc. 4 21
Dana, Inc. 5,458 41,863
Darden Restaurants, Inc. 4,510 721,690
*Dave & Buster's Entertainment,
Inc. 2,564 94,689
*Deckers Outdoor Corp. 2,723 438,103
Dick's Sporting Goods, Inc. 2,727 533,810
#Dillard's, Inc., Class A 495 183,902
Domino's Pizza, Inc. 1,148 474,962
*DoorDash, Inc., Class A 3,075 481,852
*Dorman Products, Inc. 1,113 126,915
DR Horton, Inc. 6,926 1,170,494
*DraftKings, Inc. 7,429 262,392
#*Dream Finders Homes, Inc.,
Class A 729 21,761
*Duolingo, Inc. 433 126,856
*Dutch Bros, Inc., Class A 1,828 60,543
eBay, Inc. 18,106 1,041,276
*Educational Development Corp. 313 639
*El Pollo Loco Holdings, Inc. 1,638 20,016
*Envela Corp. 8 42
#Escalade, Inc. 4 52
Ethan Allen Interiors, Inc. 1,187 32,844
*Etsy, Inc. 991 50,977
*Expedia Group, Inc. 3,298 515,510
*Figs, Inc., Class A 8,726 54,537
#*First Watch Restaurant Group,
Inc. 2,362 40,142
Flanigan's Enterprises, Inc. 502 12,595
Flexsteel Industries, Inc. 300 17,466
#*Floor & Decor Holdings, Inc.,
Class A 4,220 434,871
*Foot Locker, Inc. 3,879 89,954
Ford Motor Co. 107,482 1,105,990
*Frontdoor, Inc. 2,466 122,536
*Funko, Inc., Class A 2,136 25,290
#*GameStop Corp., Class A 4,088 90,672

29
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Gap, Inc. (The) 16,320 $ 338,966
Garmin, Ltd. 4,043 801,929
#*Garrett Motion, Inc. 6,202 46,081
General Motors Co. 37,834 1,920,454
*Genesco, Inc. 4 102
Gentex Corp. 8,220 249,148
*Gentherm, Inc. 1,627 68,253
Genuine Parts Co. 5,404 619,839
*G-III Apparel Group, Ltd. 3,994 120,938
#*Global Business Travel Group I 3,712 28,323
Golden Entertainment, Inc. 1,376 40,420
*Good Times Restaurants, Inc. 4 11
*Goodyear Tire & Rubber Co.
(The) 630 5,046
Graham Holdings Co., Class B 125 105,413
*Grand Canyon Education, Inc. 1,408 193,051
*Green Brick Partners, Inc. 460 31,745
Group 1 Automotive, Inc. 700 255,024
#Guess?, Inc. 2,920 49,611
H&R Block, Inc. 3,736 223,151
Hamilton Beach Brands Holding
Co., Class A 4 111
*Hanesbrands, Inc. 14,470 100,567
Harley-Davidson, Inc. 5,371 171,603
Hasbro, Inc. 3,794 249,000
Haverty Furniture Cos., Inc. 844 18,695
*Helen of Troy, Ltd. 646 41,118
*Hilton Grand Vacations, Inc. 4,939 182,150
Hilton Worldwide Holdings, Inc. 2,872 674,489
Home Depot, Inc. (The) 16,061 6,324,019
Hooker Furnishings Corp. 4 64
*Hovnanian Enterprises, Inc.,
Class A 190 33,448
#Hyatt Hotels Corp., Class A 1,271 184,867
Installed Building Products, Inc. 1,301 282,187
J Jill, Inc. 453 10,831
*JAKKS Pacific, Inc. 4 126
KB Home 1,116 87,606
#Kohl's Corp. 4,779 88,316
Kontoor Brands, Inc. 1,900 162,697
#Krispy Kreme, Inc. 5,382 61,193
Lakeland Industries, Inc. 4 74
*Lands' End, Inc. 826 13,001
*Landsea Homes Corp. 856 8,885
Las Vegas Sands Corp. 5,736 297,412
*Latham Group, Inc. 4,292 27,898
Laureate Education, Inc. 7,920 136,066
La-Z-Boy, Inc. 3,100 117,955
#LCI Industries 920 102,378
Lear Corp. 503 48,167
*Legacy Housing Corp. 838 20,782
Lennar Corp., Class A 4,785 814,886
Lennar Corp., Class B 280 44,890
Levi Strauss & Co., Class A 2,901 49,578
*LGI Homes, Inc. 927 94,146
*Life Time Group Holdings, Inc. 7,764 172,982
Lifetime Brands, Inc. 8 46
*Light & Wonder, Inc. 2,335 218,976
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Lincoln Educational Services
Corp. 876 $ 11,633
*Lindblad Expeditions Holdings,
Inc. 1,623 15,337
Lithia Motors, Inc. 1,338 444,711
LKQ Corp. 5,576 205,141
#*Lovesac Co. (The) 398 11,606
Lowe's Cos., Inc. 7,774 2,035,466
*Lululemon Athletica, Inc. 1,352 402,761
Macy's, Inc. 12,869 197,410
*MarineMax, Inc. 692 20,158
Marriott International, Inc., Class
A 1,920 499,238
Marriott Vacations Worldwide
Corp. 87 6,702
*MasterCraft Boat Holdings, Inc. 8 139
*Mattel, Inc. 14,259 290,598
McDonald's Corp. 11,799 3,446,606
*MGM Resorts International 8,227 303,329
*Mister Car Wash, Inc. 11,215 84,225
#*Modine Manufacturing Co. 1,911 225,058
*Mohawk Industries, Inc. 2,006 269,346
Monro, Inc. 1,125 30,836
*Motorcar Parts of America, Inc. 2,708 14,271
Murphy USA, Inc. 494 241,294
Nathan's Famous, Inc. 153 12,887
Newell Brands, Inc. 16,432 144,602
NIKE, Inc., Class B 10,786 831,924
Nordstrom, Inc. 10,366 234,375
*Norwegian Cruise Line Holdings,
Ltd. 12,743 322,908
*NVR, Inc. 63 576,627
*ODP Corp. (The) 1,705 52,906
*Ollie's Bargain Outlet Holdings,
Inc. 2,484 228,106
OneSpaWorld Holdings, Ltd. 3,720 65,137
#*OneWater Marine, Inc. 4 87
*O'Reilly Automotive, Inc. 490 565,039
#Oxford Industries, Inc. 558 40,522
Patrick Industries, Inc. 1,174 147,901
Penske Automotive Group, Inc. 1,750 263,497
Perdoceo Education Corp. 3,278 73,263
*Petco Health & Wellness Co.,
Inc. 5,371 22,934
Phinia, Inc. 2,698 125,673
*Planet Fitness, Inc., Class A 3,059 240,193
*Playa Hotels & Resorts NV 5,585 47,473
Polaris, Inc. 1,326 92,701
Pool Corp. 1,268 458,560
#*Portillo's, Inc., Class A 156 2,017
*Potbelly Corp. 6 44
PulteGroup, Inc. 5,304 687,027
PVH Corp. 2,567 252,747
#*QuantumScape Corp. 16,737 86,196
Ralph Lauren Corp. 1,543 305,406
*Rave Restaurant Group, Inc. 10 29
#*Revolve Group, Inc. 1,472 36,535
*RH 493 156,799
#*Rivian Automotive, Inc., Class A 6,689 67,559

30
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Rocky Brands, Inc. 4 $ 81
Ross Stores, Inc. 10,504 1,467,619
Royal Caribbean Cruises, Ltd. 7,401 1,527,196
*Sabre Corp. 3,861 12,355
*Sally Beauty Holdings, Inc. 6,792 88,296
#Service Corp. International 4,623 377,468
*Shake Shack, Inc., Class A 1,010 122,887
SharkNinja, Inc. 5,008 461,788
#Shoe Carnival, Inc. 1,252 42,906
Signet Jewelers, Ltd. 2,823 258,813
*Six Flags Entertainment Corp. 591 23,291
*Skechers USA, Inc., Class A 4,526 278,168
*Sleep Number Corp. 1,504 20,605
Smith & Wesson Brands, Inc. 981 12,709
Sonic Automotive, Inc., Class A 1,316 74,657
*Sonos, Inc. 3,522 44,131
*Sportsman's Warehouse
Holdings, Inc. 8 21
Standard Motor Products, Inc. 682 21,954
Starbucks Corp. 11,400 1,113,780
Steven Madden, Ltd. 2,732 122,858
*Stitch Fix, Inc., Class A 5,713 18,025
*Stoneridge, Inc. 708 4,949
Strategic Education, Inc. 1,070 93,047
*Strattec Security Corp. 242 9,087
#*Stride, Inc. 1,643 153,259
Superior Group of Cos., Inc. 4 59
*Sweetgreen, Inc., Class A 2,501 90,286
*Tandy Leather Factory, Inc. 2,518 11,004
Tapestry, Inc. 9,044 429,138
*Target Hospitality Corp. 2,050 15,293
*Taylor Morrison Home Corp. 5,816 398,396
Tempur Sealy International, Inc. 4,042 193,652
*Tesla, Inc. 18,160 4,537,276
Texas Roadhouse, Inc. 2,391 456,968
#Thor Industries, Inc. 2,534 263,739
*Tile Shop Holdings, Inc. 20 132
TJX Cos., Inc. (The) 21,716 2,454,559
Toll Brothers, Inc. 5,237 766,906
*TopBuild Corp. 1,340 473,529
#*Topgolf Callaway Brands Corp. 4,816 46,763
#Tractor Supply Co. 2,345 622,621
Travel + Leisure Co. 2,113 101,023
*Tri Pointe Homes, Inc. 4,993 201,867
*Udemy, Inc. 2,631 20,627
*Ulta Beauty, Inc. 1,448 534,283
*Under Armour, Inc., Class A 7,484 63,988
*Under Armour, Inc., Class C 9,453 74,679
*Unifi, Inc. 4 24
#*United Parks & Resorts, Inc. 1,618 85,155
*Universal Electronics, Inc. 4 35
*Universal Technical Institute, Inc. 1,963 32,664
Upbound Group, Inc. 3,850 112,574
*Urban Outfitters, Inc. 3,895 140,025
Vail Resorts, Inc. 819 135,700
*Valvoline, Inc. 2,686 108,192
#VF Corp. 12,239 253,470
*Victoria's Secret & Co. 5,539 167,610
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Vista Outdoor, Inc. 2,262 $ 99,460
#*Vizio Holding Corp., Class A 556 6,188
*Warby Parker, Inc., Class A 3,157 53,448
Wendy's Co. (The) 6,644 126,967
Weyco Group, Inc. 4 135
#Whirlpool Corp. 1,070 110,756
Williams-Sonoma, Inc. 4,958 665,017
Wingstop, Inc. 833 239,646
Winmark Corp. 98 36,543
Winnebago Industries, Inc. 1,701 95,324
Wolverine World Wide, Inc. 596 9,172
Worthington Enterprises, Inc. 2,334 89,392
Wyndham Hotels & Resorts, Inc. 3,331 294,194
Wynn Resorts, Ltd. 2,706 259,830
*YETI Holdings, Inc. 3,482 122,601
Yum! Brands, Inc. 3,624 475,324
*Zumiez, Inc. 945 19,467
TOTAL CONSUMER
DISCRETIONARY 97,444,368
CONSUMER STAPLES — (5.8%)
Albertsons Cos., Inc., Class A 31,256 565,734
#Alico, Inc. 4 98
Altria Group, Inc. 15,426 840,100
Andersons, Inc. (The) 1,929 87,577
Archer-Daniels-Midland Co. 304 16,784
#B&G Foods, Inc. 1,674 14,262
*BellRing Brands, Inc. 4,182 275,301
*BJ's Wholesale Club Holdings,
Inc. 6,134 519,734
*Boston Beer Co., Inc. (The),
Class A 313 91,105
Brown-Forman Corp., Class A 387 16,865
#Brown-Forman Corp., Class B 1,217 53,585
Bunge Global SA 4,561 383,215
Calavo Growers, Inc. 463 12,307
Cal-Maine Foods, Inc. 1,819 159,672
Campbell Soup Co. 12,775 595,954
Casey's General Stores, Inc. 1,416 557,932
#*Celsius Holdings, Inc. 702 21,116
*Central Garden & Pet Co. 304 10,427
*Central Garden & Pet Co., Class
A 2,277 66,352
*Chefs' Warehouse, Inc. (The) 1,473 58,802
Church & Dwight Co., Inc. 3,518 351,483
Clorox Co. (The) 2,645 419,365
Coca-Cola Co. (The) 61,850 4,039,423
Coca-Cola Consolidated, Inc. 347 390,118
Colgate-Palmolive Co. 12,416 1,163,503
Conagra Brands, Inc. 12,808 370,664
Constellation Brands, Inc., Class
A 4,710 1,094,321
Costco Wholesale Corp. 6,372 5,570,275
*Coty, Inc., Class A 28,856 214,689
*Darling Ingredients, Inc. 1,535 60,034
Dole PLC 5,298 85,563
Dollar General Corp. 5,086 407,083
*Dollar Tree, Inc. 5,357 346,276
*Duckhorn Portfolio, Inc. (The) 2,595 28,441

31
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
Edgewell Personal Care Co. 2,935 $ 102,578
*elf Beauty, Inc. 350 36,837
Energizer Holdings, Inc. 2,123 68,085
Estee Lauder Cos., Inc. (The) 223 15,374
*Farmer Bros Co. 8 15
*FitLife Brands, Inc. 315 9,970
Flowers Foods, Inc. 6,451 143,406
Fresh Del Monte Produce, Inc. 2,381 76,454
*Freshpet, Inc. 1,663 220,414
General Mills, Inc. 15,144 1,030,095
*Grocery Outlet Holding Corp. 2,548 36,436
Hershey Co. (The) 3,221 571,985
*HF Foods Group, Inc. 2,800 9,576
*Honest Co., Inc. (The) 4,708 17,514
Hormel Foods Corp. 18,117 553,474
Ingles Markets, Inc., Class A 595 37,997
Ingredion, Inc. 1,977 262,467
Interparfums, Inc. 1,308 158,360
J & J Snack Foods Corp. 676 110,945
J.M. Smucker Co. (The) 1,924 218,393
John B Sanfilippo & Son, Inc. 401 33,087
Kellanova 8,212 662,298
Kenvue, Inc. 32,900 754,397
Keurig Dr Pepper, Inc. 31,090 1,024,415
Kimberly-Clark Corp. 7,544 1,012,254
Kraft Heinz Co. (The) 24,743 827,901
Kroger Co. (The) 29,757 1,659,548
*Laird Superfood, Inc. 764 5,501
Lamb Weston Holdings, Inc. 184 14,295
Lancaster Colony Corp. 859 149,122
Lifevantage Corp. 8 98
*Lifeway Foods, Inc. 8 213
Limoneira Co. 4 103
*Mama's Creations, Inc. 2,100 15,645
McCormick & Co., Inc. 3,395 265,625
McCormick & Co., Inc. 31 2,433
MGP Ingredients, Inc. 802 38,528
*Mission Produce, Inc. 2,390 28,202
Molson Coors Beverage Co.,
Class B 3,200 174,304
Mondelez International, Inc.,
Class A 17,843 1,221,889
*Monster Beverage Corp. 17,119 901,829
#National Beverage Corp. 1,577 71,265
*Natural Alternatives International,
Inc. 2,257 10,314
Natural Grocers by Vitamin
Cottage, Inc. 952 26,066
Natural Health Trends Corp. 1,747 10,465
*Nature's Sunshine Products, Inc. 6 76
Oil-Dri Corp. of America 226 15,334
*Olaplex Holdings, Inc. 14,696 26,159
PepsiCo, Inc. 23,414 3,888,597
*Performance Food Group Co. 5,801 471,331
Philip Morris International, Inc. 24,637 3,269,330
*Pilgrim's Pride Corp. 5,063 245,252
*Post Holdings, Inc. 3,096 338,114
PriceSmart, Inc. 1,246 103,518
Shares Value†
CONSUMER STAPLES — (Continued)
Procter & Gamble Co. (The) 36,275 $ 5,991,904
Reynolds Consumer Products,
Inc. 6,124 165,042
Seaboard Corp. 28 77,448
*Seneca Foods Corp., Class A 304 18,796
*Simply Good Foods Co. (The) 4,182 140,766
SpartanNash Co. 1,704 35,852
*Sprouts Farmers Market, Inc. 3,402 436,919
Sysco Corp. 12,801 959,435
Target Corp. 9,104 1,365,964
#Tootsie Roll Industries, Inc. 1,822 53,148
*TreeHouse Foods, Inc. 2,249 81,819
Turning Point Brands, Inc. 678 32,022
Tyson Foods, Inc., Class A 2,319 135,870
*United Natural Foods, Inc. 2,680 54,511
Universal Corp. 1,194 60,798
*US Foods Holding Corp. 10,751 662,799
*USANA Health Sciences, Inc. 608 22,460
#Utz Brands, Inc. 2,051 35,318
Village Super Market, Inc., Class
A 4 114
*Vita Coco Co., Inc. (The) 2,012 59,575
*Vital Farms, Inc. 1,606 55,696
Walmart, Inc. 63,811 5,229,311
WD-40 Co. 377 98,800
Weis Markets, Inc. 1,551 97,542
WK Kellogg Co. 111 1,846
TOTAL CONSUMER STAPLES 55,709,798
ENERGY — (5.0%)
*Amplify Energy Corp. 12 79
Antero Midstream Corp. 19,332 277,801
*Antero Resources Corp. 10,489 271,455
APA Corp. 4,467 105,421
Archrock, Inc. 7,163 143,403
Ardmore Shipping Corp. 1,276 18,004
#Atlas Energy Solutions, Inc. 3,364 65,834
Baker Hughes Co. 23,824 907,218
*Barnwell Industries, Inc. 8 15
*Bristow Group, Inc. 1,129 37,449
Cactus, Inc., Class A 2,031 120,418
California Resources Corp. 2,634 136,889
ChampionX Corp. 4,537 128,034
Cheniere Energy, Inc. 7,296 1,396,309
Chevron Corp. 29,544 4,396,738
Chord Energy Corp. 1,817 227,307
Civitas Resources, Inc. 80 3,903
#*CNX Resources Corp. 8,765 298,273
#Comstock Resources, Inc. 11,287 130,478
ConocoPhillips 30,002 3,286,419
CONSOL Energy, Inc. 1,545 171,371
#Core Laboratories, Inc. 1,223 23,115
Coterra Energy, Inc. 18,958 453,475
#Crescent Energy Co., Class A 1,738 21,603
#CVR Energy, Inc. 2,283 36,300
Delek US Holdings, Inc. 1,536 24,069
Devon Energy Corp. 23,305 901,437
DHT Holdings, Inc. 9,659 99,681
Diamondback Energy, Inc. 4,967 878,017

32
Dimensional US Core Equity 1 ETF
continued
Shares Value†
ENERGY — (Continued)
*DMC Global, Inc. 801 $ 8,082
Dorian LPG, Ltd. 2,286 65,951
DT Midstream, Inc. 4,339 391,161
Energy Services of America Corp. 10 116
EnLink Midstream LLC 15,830 234,917
EOG Resources, Inc. 12,449 1,518,280
Epsilon Energy, Ltd. 8 47
EQT Corp. 15,363 561,364
#Evolution Petroleum Corp. 3,000 15,450
Excelerate Energy, Inc., Class A 510 12,179
Expand Energy Corp. 8,562 725,373
*Expro Group Holdings NV 3,397 43,312
Exxon Mobil Corp. 95,684 11,173,978
FutureFuel Corp. 16 97
*Geospace Technologies Corp. 4 45
Granite Ridge Resources, Inc. 6,532 38,735
*Gulf Island Fabrication, Inc. 6 33
*Gulfport Energy Corp. 435 60,221
*Hallador Energy Co. 2,200 21,846
Halliburton Co. 11,457 317,817
*Helix Energy Solutions Group,
Inc. 8,375 77,469
Helmerich & Payne, Inc. 4,333 145,589
Hess Corp. 11,088 1,491,114
HF Sinclair Corp. 5,599 216,177
#HighPeak Energy, Inc. 4,457 57,050
*Innovex International, Inc. 480 6,811
International Seaways, Inc. 2,470 107,544
Kinder Morgan, Inc. 45,753 1,121,406
Kinetik Holdings, Inc. 1,733 84,345
Kodiak Gas Services, Inc. 1,875 59,775
*Kosmos Energy, Ltd. 14,480 54,445
Liberty Energy, Inc. 9,585 163,616
#Magnolia Oil & Gas Corp., Class
A 7,630 192,886
*Mammoth Energy Services, Inc. 2,249 9,896
Marathon Oil Corp. 15,919 440,956
Marathon Petroleum Corp. 9,680 1,408,150
Matador Resources Co. 6,076 316,620
Murphy Oil Corp. 3,022 95,133
#*Nabors Industries, Ltd. 207 15,403
NACCO Industries, Inc., Class A 411 12,868
*Natural Gas Services Group, Inc. 4 78
*NCS Multistage Holdings, Inc. 669 12,403
*Newpark Resources, Inc. 1,863 12,408
Noble Corp. PLC 6,984 223,348
Nordic American Tankers, Ltd. 6,115 19,996
#Northern Oil & Gas, Inc. 6,122 221,923
NOV, Inc. 15,197 235,705
Occidental Petroleum Corp. 14,392 721,183
*Oceaneering International, Inc. 3,576 87,254
*Oil States International, Inc. 4,822 22,808
ONEOK, Inc. 12,103 1,172,539
Ovintiv, Inc. 13,428 526,378
PBF Energy, Inc., Class A 770 21,960
#Peabody Energy Corp. 7,266 190,878
Permian Resources Corp. 34,298 467,482
Phillips 66 7,022 855,420
Shares Value†
ENERGY — (Continued)
PHX Minerals, Inc. 20 $ 72
*PrimeEnergy Resources Corp. 116 19,134
*ProPetro Holding Corp. 3,733 25,795
Range Resources Corp. 10,066 302,282
Ranger Energy Services, Inc. 8 104
*REX American Resources Corp. 724 32,385
Riley Exploration Permian, Inc. 659 17,602
#RPC, Inc. 8,533 48,467
SandRidge Energy, Inc. 1,741 19,308
Schlumberger NV 17,690 708,838
Scorpio Tankers, Inc. 2,425 141,305
*Seadrill, Ltd. 2,003 78,818
Select Water Solutions, Inc. 4,695 49,767
SFL Corp., Ltd. 8,360 88,700
#Sitio Royalties Corp., Class A 2,022 45,070
SM Energy Co. 6,040 253,499
Smart Sand, Inc. 4,788 9,911
Solaris Energy Infrastructure, Inc. 1,200 15,768
*Stabilis Solutions, Inc. 4 17
*Talos Energy, Inc. 420 4,292
Targa Resources Corp. 4,921 821,610
TechnipFMC PLC 17,430 465,207
*Teekay Corp., Ltd. 2,833 23,712
*Teekay Tankers, Ltd., Class A 2,817 134,315
#Texas Pacific Land Corp. 473 551,518
*Tidewater, Inc. 2,099 126,087
#*Transocean, Ltd. 2,210 9,591
#*Uranium Energy Corp. 7,395 54,871
VAALCO Energy, Inc. 4,184 22,343
#*Valaris, Ltd. 1,362 68,917
Valero Energy Corp. 10,117 1,312,782
#*Vital Energy, Inc. 1,682 45,868
Vitesse Energy, Inc. 762 18,951
Weatherford International PLC 3,297 260,463
Williams Cos., Inc. (The) 20,080 1,051,590
World Kinect Corp. 3,474 90,845
TOTAL ENERGY 47,538,339
FINANCIALS — (15.7%)
1st Source Corp. 1,313 77,769
*Acacia Research Corp. 2,782 12,575
ACNB Corp. 4 168
Affiliated Managers Group, Inc. 1,230 238,497
*Affinity Bancshares, Inc. 700 14,980
*Affirm Holdings, Inc. 3,626 159,000
Aflac, Inc. 9,513 996,867
Alerus Financial Corp. 980 19,825
Allstate Corp. (The) 6,721 1,253,601
Ally Financial, Inc. 9,578 335,709
Amalgamated Financial Corp. 1,225 40,627
*Ambac Financial Group, Inc. 821 9,286
Amerant Bancorp, Inc. 1,239 26,415
*American Coastal Insurance
Corp. 3,282 39,876
American Express Co. 10,282 2,776,963
American Financial Group, Inc. 2,422 312,268
American International Group,
Inc. 17,985 1,364,702
Ameriprise Financial, Inc. 3,515 1,793,704

33
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Ameris Bancorp 3,712 $ 230,107
AMERISAFE, Inc. 659 35,619
Ames National Corp. 4 68
Aon PLC, Class A 2,294 841,600
Apollo Global Management, Inc. 3,267 468,030
*Arch Capital Group, Ltd. 9,360 922,522
Ares Management Corp., Class A 1,803 302,327
Arrow Financial Corp. 698 19,921
Arthur J. Gallagher & Co. 1,948 547,778
Artisan Partners Asset
Management, Inc., Class A 2,345 103,414
Associated Banc-Corp. 6,652 157,918
Assurant, Inc. 1,150 220,455
Assured Guaranty, Ltd. 2,662 222,171
#Atlantic Union Bankshares Corp. 3,929 148,516
*Atlanticus Holdings Corp. 470 17,479
Auburn National Bancorp, Inc. 421 9,249
*AvidXchange Holdings, Inc. 9,368 77,192
Axis Capital Holdings, Ltd. 4,302 336,675
*Axos Financial, Inc. 2,702 182,979
#B Riley Financial, Inc. 540 3,183
*Baldwin Insurance Group, Inc.
(The) 1,368 63,284
Banc of California, Inc. 3,051 46,863
BancFirst Corp. 1,489 161,869
*Bancorp, Inc. (The) 2,446 122,936
Bank First Corp. 536 49,317
Bank of America Corp. 110,635 4,626,756
Bank of Hawaii Corp. 1,627 117,518
Bank of Marin Bancorp 4 89
Bank of New York Mellon Corp.
(The) 21,801 1,642,923
Bank of NT Butterfield & Son, Ltd.
(The) 2,864 104,736
Bank of the James Financial
Group, Inc. 508 6,706
Bank OZK 4,246 185,762
Bank7 Corp. 4 168
BankFinancial Corp. 4 49
BankUnited, Inc. 2,866 101,284
Bankwell Financial Group, Inc. 4 114
Banner Corp. 1,985 127,119
Bar Harbor Bankshares 366 11,767
BayCom Corp. 4 99
BCB Bancorp, Inc. 758 9,202
*Berkshire Hathaway, Inc., Class
B 27,639 12,462,978
Berkshire Hills Bancorp, Inc. 1,865 50,784
BGC Group, Inc., Class A 9,013 84,452
Blackrock, Inc. 1,315 1,290,054
Blackstone, Inc. 4,776 801,174
*Block, Inc. 12,935 935,459
*Blue Foundry Bancorp 8 79
*BM Technologies, Inc. 412 1,953
BOK Financial Corp. 3,770 400,487
Bread Financial Holdings, Inc. 2,869 143,020
*Bridgewater Bancshares, Inc. 733 10,702
*Brighthouse Financial, Inc. 2,693 127,379
Shares Value†
FINANCIALS — (Continued)
Brightsphere Investment Group,
Inc. 726 $ 19,159
*Broadway Financial Corp. 750 5,167
Brookline Bancorp, Inc. 4,927 55,429
Brown & Brown, Inc. 5,429 568,091
Business First Bancshares, Inc. 1,471 38,525
Byline Bancorp, Inc. 1,967 52,932
C&F Financial Corp. 244 15,255
Cadence Bank 8,208 274,393
*California Bancorp 6 87
Camden National Corp. 570 23,912
*Cantaloupe, Inc. 2,491 22,070
Capital Bancorp, Inc. 4 101
Capital City Bank Group, Inc. 301 10,535
Capital One Financial Corp. 3,959 644,486
Capitol Federal Financial, Inc. 6,075 39,153
Carlyle Group, Inc. (The) 10,639 532,269
*Carter Bankshares, Inc. 738 13,579
Cass Information Systems, Inc. 463 19,150
Cathay General Bancorp 2,972 136,653
CB Financial Services, Inc. 8 229
Cboe Global Markets, Inc. 2,552 545,031
Central Pacific Financial Corp. 1,575 42,430
CF Bankshares, Inc. 548 13,908
Charles Schwab Corp. (The) 21,230 1,503,721
Chemung Financial Corp. 485 23,173
ChoiceOne Financial Services,
Inc. 4 133
Chubb, Ltd. 3,901 1,101,798
Cincinnati Financial Corp. 3,866 544,449
Citigroup, Inc. 13,477 864,819
Citizens & Northern Corp. 4 76
Citizens Community Bancorp, Inc. 4 57
Citizens Financial Group, Inc. 18,267 769,406
City Holding Co. 1,083 126,278
Civista Bancshares, Inc. 4 81
CME Group, Inc. 2,407 542,442
CNB Financial Corp. 508 12,893
CNO Financial Group, Inc. 4,598 158,171
*Coastal Financial Corp. 503 31,684
#Cohen & Steers, Inc. 1,611 159,118
*Coinbase Global, Inc., Class A 3,742 670,753
Colony Bankcorp, Inc. 4 61
Columbia Banking System, Inc. 8,922 254,366
#*Columbia Financial, Inc. 5,277 90,131
Comerica, Inc. 5,927 377,609
Commerce Bancshares, Inc. 6,373 398,312
Community Financial System, Inc. 2,032 124,236
Community Trust Bancorp, Inc. 1,066 55,219
Community West Bancshares 3 56
ConnectOne Bancorp, Inc. 2,241 54,322
*Consumer Portfolio Services,
Inc. 8 80
#Corebridge Financial, Inc. 26,736 849,403
*Corpay, Inc. 2,468 813,749
Crawford & Co., Class A 8 89
Crawford & Co., Class B 8 89
*Credit Acceptance Corp. 375 159,375

34
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
*CrossFirst Bankshares, Inc. 1,506 $ 23,644
Cullen/Frost Bankers, Inc. 3,157 402,044
*Customers Bancorp, Inc. 1,690 77,960
CVB Financial Corp. 4,678 90,894
#*Dave, Inc. 4 154
Diamond Hill Investment Group,
Inc. 139 20,978
#DigitalBridge Group, Inc. 3,057 47,964
Dime Community Bancshares,
Inc. 1,768 53,164
Discover Financial Services 5,618 833,880
Donegal Group, Inc., Class A 8 121
*Donnelley Financial Solutions,
Inc. 1,655 96,553
Eagle Bancorp Montana, Inc. 4 67
Eagle Bancorp, Inc. 1,388 36,379
East West Bancorp, Inc. 3,791 369,585
Eastern Bankshares, Inc. 7,035 114,882
Employers Holdings, Inc. 1,091 53,154
Enact Holdings, Inc. 1,122 38,249
*Encore Capital Group, Inc. 986 45,040
*Enova International, Inc. 1,413 122,804
*Enstar Group, Ltd. 488 157,380
Enterprise Bancorp, Inc. 4 128
Enterprise Financial Services
Corp. 2,217 116,880
Equitable Holdings, Inc. 9,274 420,483
Equity Bancshares, Inc., Class A 450 19,121
Erie Indemnity Co., Class A 571 256,288
Esquire Financial Holdings, Inc. 225 14,980
ESSA Bancorp, Inc. 4 75
Essent Group, Ltd. 8,114 486,921
*Euronet Worldwide, Inc. 2,119 208,658
Evans Bancorp, Inc. 347 13,818
Evercore, Inc. 1,269 335,232
Everest Group, Ltd. 1,573 559,375
EVERTEC, Inc. 2,420 79,279
*EZCORP, Inc., Class A 1,401 16,097
F&G Annuities & Life, Inc. 892 35,769
FactSet Research Systems, Inc. 1,453 659,749
Farmers & Merchants Bancorp,
Inc. 4 108
Farmers National Banc Corp. 687 9,453
FB Financial Corp. 2,322 114,242
Federal Agricultural Mortgage
Corp., Class C 548 100,432
Federated Hermes, Inc. 3,739 150,046
Fidelis Insurance Holdings, Ltd. 571 9,855
Fidelity National Financial, Inc. 10,361 623,421
Fidelity National Information
Services, Inc. 14,124 1,267,347
Fifth Third Bancorp 11,994 523,898
Financial Institutions, Inc. 4 96
Finward Bancorp 528 16,500
*Finwise Bancorp 777 12,999
First American Financial Corp. 4,989 320,044
First Bancorp 9,632 185,705
First Bancorp 2,415 100,706
First Bancorp, Inc. (The) 4 104
Shares Value†
FINANCIALS — (Continued)
First Bancshares, Inc. (The) 1,144 $ 38,290
First Bank 6 85
First Busey Corp. 2,924 71,082
First Business Financial Services,
Inc. 4 171
First Capital, Inc. 25 903
First Citizens BancShares, Inc.,
Class A 273 528,897
First Commonwealth Financial
Corp. 6,133 100,827
First Community Bankshares, Inc. 644 26,700
First Community Corp. 4 95
First Financial Bancorp 3,634 92,958
First Financial Bankshares, Inc. 3,747 135,417
First Financial Corp. 306 13,146
First Financial Northwest, Inc. 4 90
First Foundation, Inc. 2,355 15,849
First Guaranty Bancshares, Inc. 4 43
First Hawaiian, Inc. 7,319 181,072
First Horizon Corp. 8,995 155,883
First Internet Bancorp 4 140
First Interstate BancSystem, Inc.,
Class A 4,461 137,399
First Merchants Corp. 2,825 104,666
First Mid Bancshares, Inc. 914 34,869
First Northwest Bancorp 4 41
First of Long Island Corp. (The) 8 101
First Savings Financial Group,
Inc. 4 108
First United Corp. 543 17,235
*First Western Financial, Inc. 753 14,315
FirstCash Holdings, Inc. 2,631 272,230
*Fiserv, Inc. 8,135 1,609,917
#Five Star Bancorp 267 8,031
#Flagstar Financial, Inc. 2,297 23,246
Flushing Financial Corp. 808 12,665
*Flywire Corp. 319 5,557
FNB Corp. 13,113 190,139
Franklin Financial Services Corp. 443 14,477
#Franklin Resources, Inc. 11,180 232,209
FS Bancorp, Inc. 4 175
Fulton Financial Corp. 7,741 140,190
*FVCBankcorp, Inc. 4 52
GCM Grosvenor, Inc., Class A 1,017 11,736
*Genworth Financial, Inc. 16,173 109,006
German American Bancorp, Inc. 1,353 54,783
Glacier Bancorp, Inc. 4,391 228,991
Global Payments, Inc. 3,688 382,482
Globe Life, Inc. 1,369 144,566
Goldman Sachs Group, Inc. (The) 3,438 1,780,162
*Goosehead Insurance, Inc.,
Class A 576 62,726
Great Southern Bancorp, Inc. 598 33,901
*Green Dot Corp., Class A 454 5,157
Greene County Bancorp, Inc. 4 112
*Greenlight Capital Re, Ltd.,
Class A 887 11,957
Guaranty Bancshares, Inc. 4 131
*Hagerty, Inc., Class A 1,000 10,770

35
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Hamilton Lane, Inc., Class A 1,152 $ 206,945
Hancock Whitney Corp. 4,078 212,382
Hanmi Financial Corp. 608 13,905
Hanover Insurance Group, Inc.
(The) 1,435 212,854
HarborOne Bancorp, Inc. 727 8,629
Hartford Financial Services
Group, Inc. (The) 8,160 901,190
Hawthorn Bancshares, Inc. 4 114
HBT Financial, Inc. 1,354 28,921
#HCI Group, Inc. 615 69,686
Heartland Financial USA, Inc. 2,068 123,046
Hennessy Advisors, Inc. 1,243 12,654
Heritage Commerce Corp. 1,593 15,468
Heritage Financial Corp. 1,792 41,198
*Heritage Insurance Holdings, Inc. 1,290 13,352
*Hippo Holdings, Inc. 765 16,960
Home Bancorp, Inc. 4 189
Home BancShares, Inc. 7,709 210,379
HomeTrust Bancshares, Inc. 362 12,000
Hope Bancorp, Inc. 6,904 85,541
Horace Mann Educators Corp. 2,597 96,712
Horizon Bancorp, Inc. 897 14,370
Houlihan Lokey, Inc. 1,596 275,741
Huntington Bancshares, Inc. 18,148 282,927
*I3 Verticals, Inc., Class A 8 184
IF Bancorp, Inc. 706 15,094
Independent Bank Corp. 642 21,045
Independent Bank Corp. 1,414 88,941
Independent Bank Group, Inc. 1,970 114,969
Interactive Brokers Group, Inc. 733 111,841
Intercontinental Exchange, Inc. 4,577 713,417
International Bancshares Corp. 3,131 191,805
*International Money Express,
Inc. 1,529 26,895
Invesco, Ltd. 24,269 420,824
Investar Holding Corp. 4 83
Investors Title Co. 111 25,672
Jack Henry & Associates, Inc. 2,489 452,824
Jackson Financial, Inc., Class A 4,389 438,681
Janus Henderson Group PLC 7,718 318,831
Jefferies Financial Group, Inc. 6,370 407,553
JPMorgan Chase & Co. 57,624 12,787,918
Kearny Financial Corp. 3,277 22,906
Kemper Corp. 3,302 205,616
KeyCorp 35,587 613,876
*Kingstone Cos., Inc. 1,790 19,010
*Kingsway Financial Services,
Inc. 4 36
Kinsale Capital Group, Inc. 670 286,834
KKR & Co., Inc. 5,673 784,236
Lake Shore Bancorp, Inc. 4 53
Lakeland Financial Corp. 1,506 97,995
Lazard, Inc. 3,398 180,060
LCNB Corp. 4 63
#*Lemonade, Inc. 3,543 84,217
*LendingClub Corp. 5,949 84,357
*LendingTree, Inc. 398 22,698
Shares Value†
FINANCIALS — (Continued)
Lincoln National Corp. 6,773 $ 235,362
Live Oak Bancshares, Inc. 2,541 100,903
*loanDepot, Inc., Class A 5,000 10,600
Loews Corp. 8,514 672,265
LPL Financial Holdings, Inc. 2,670 753,421
M&T Bank Corp. 2,954 575,085
Magyar Bancorp, Inc. 711 8,760
*Markel Group, Inc. 183 282,188
MarketAxess Holdings, Inc. 950 274,949
*Marqeta, Inc., Class A 15,995 90,532
Marsh & McLennan Cos., Inc. 7,169 1,564,563
Mastercard, Inc., Class A 13,377 6,683,015
Mercantile Bank Corp. 477 20,444
Merchants Bancorp 2,613 96,524
Mercury General Corp. 2,580 174,485
Meridian Corp. 4 56
MetLife, Inc. 21,933 1,719,986
Metrocity Bankshares, Inc. 908 26,859
*Metropolitan Bank Holding Corp. 250 13,375
MGIC Investment Corp. 12,306 308,142
Mid Penn Bancorp, Inc. 414 13,078
Middlefield Banc Corp. 4 113
Midland States Bancorp, Inc. 931 23,098
MidWestOne Financial Group,
Inc. 371 10,737
Moelis & Co., Class A 411 27,290
*Moneylion, Inc. 101 4,340
Moody's Corp. 1,556 706,486
Morgan Stanley 18,799 2,185,384
Morningstar, Inc. 1,443 473,376
MSCI, Inc. 1,199 684,869
MVB Financial Corp. 4 76
Nasdaq, Inc., ADR 12,401 916,682
National Bank Holdings Corp.,
Class A 2,134 95,945
National Bankshares, Inc. 121 3,458
#Navient Corp. 6,052 86,120
NBT Bancorp, Inc. 2,325 103,416
*NCR Atleos Corp. 996 26,075
Nelnet, Inc., Class A 881 99,289
*NerdWallet, Inc., Class A 2,484 36,490
*NI Holdings, Inc. 4 63
Nicolet Bankshares, Inc. 808 82,166
*NMI Holdings, Inc. 3,256 125,942
Northeast Bank 199 17,683
Northeast Community Bancorp,
Inc. 4 104
Northern Trust Corp. 8,335 837,834
Northfield Bancorp, Inc. 2,014 23,705
Northrim Bancorp, Inc. 203 13,250
Northwest Bancshares, Inc. 9,541 126,800
Norwood Financial Corp. 4 117
Oak Valley Bancorp 4 108
OceanFirst Financial Corp. 2,475 45,045
OFG Bancorp 2,831 114,004
Ohio Valley Banc Corp. 201 4,726
Old National Bancorp 15,689 302,170
Old Point Financial Corp. 507 10,388

36
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Old Republic International Corp. 7,367 $ 257,329
Old Second Bancorp, Inc. 1,405 23,070
OneMain Holdings, Inc. 7,694 382,161
*Onity Group, Inc. 4 119
OP Bancorp 1,041 15,417
*Open Lending Corp. 1,992 11,155
OppFi, Inc. 2,424 12,411
*OptimumBank Holdings, Inc. 2,536 12,071
Orange County Bancorp, Inc. 246 13,018
Origin Bancorp, Inc. 1,358 42,628
Orrstown Financial Services, Inc. 7 262
*Oscar Health, Inc., Class A 8,321 139,793
Pacific Premier Bancorp, Inc. 4,496 114,693
*Palomar Holdings, Inc. 1,141 102,428
Park National Corp. 804 138,915
Parke Bancorp, Inc. 4 84
Pathward Financial, Inc. 1,788 126,519
*Paymentus Holdings, Inc., Class
A 4 98
*Payoneer Global, Inc. 14,212 122,507
*PayPal Holdings, Inc. 10,141 804,181
*Paysafe, Ltd. 3,326 70,644
*Paysign, Inc. 20 72
PCB Bancorp 4 75
Peapack-Gladstone Financial
Corp. 404 12,985
PennyMac Financial Services,
Inc. 2,732 272,326
Peoples Bancorp, Inc. 1,454 44,754
Peoples Financial Services Corp. 304 14,185
Pinnacle Financial Partners, Inc. 4,332 456,809
*Pioneer Bancorp, Inc. 8 90
Piper Sandler Cos. 672 190,606
PJT Partners, Inc., Class A 433 60,170
Plumas Bancorp 4 166
PNC Financial Services Group,
Inc. (The) 3,342 629,198
*Ponce Financial Group, Inc. 8 90
Popular, Inc. 3,703 330,419
*PRA Group, Inc. 1,280 25,805
Preferred Bank 574 48,428
Premier Financial Corp. 1,409 34,746
Primerica, Inc. 1,703 471,407
Primis Financial Corp. 8 90
Princeton Bancorp, Inc. 389 13,662
Principal Financial Group, Inc. 8,829 727,510
*Priority Technology Holdings,
Inc. 2,402 12,947
*ProAssurance Corp. 1,806 26,891
PROG Holdings, Inc. 1,954 85,331
Progressive Corp. (The) 8,847 2,148,317
Prosperity Bancshares, Inc. 4,762 348,578
*Provident Bancorp, Inc. 4 41
Provident Financial Holdings, Inc. 4 62
Provident Financial Services, Inc. 3,550 66,314
Prudential Financial, Inc. 9,429 1,154,864
QCR Holdings, Inc. 812 64,229
Radian Group, Inc. 48 1,676
Raymond James Financial, Inc. 3,387 502,021
Shares Value†
FINANCIALS — (Continued)
RBB Bancorp 4 $ 89
Red River Bancshares, Inc. 4 209
Regional Management Corp. 4 115
Regions Financial Corp. 24,206 577,797
Reinsurance Group of America,
Inc. 2,121 447,701
*Remitly Global, Inc. 2,193 39,430
RenaissanceRe Holdings, Ltd. 1,602 420,365
Renasant Corp. 3,260 111,199
*Repay Holdings Corp. 3,217 25,591
Republic Bancorp, Inc., Class A 636 42,930
Richmond Mutual Bancorp, Inc. 4 52
RLI Corp. 1,812 282,618
*Robinhood Markets, Inc., Class
A 17,041 400,293
#*Rocket Cos., Inc., Class A 1,845 29,704
S&P Global, Inc. 3,605 1,731,698
S&T Bancorp, Inc. 2,046 77,707
Safety Insurance Group, Inc. 716 56,038
Sandy Spring Bancorp, Inc. 2,356 79,256
SB Financial Group, Inc. 4 77
Seacoast Banking Corp. of
Florida 3,250 86,775
*Security National Financial
Corp., Class A 4 39
SEI Investments Co. 4,165 311,375
Selective Insurance Group, Inc. 2,560 232,499
*Selectquote, Inc. 1,610 3,220
ServisFirst Bancshares, Inc. 2,055 170,853
#*Shift4 Payments, Inc., Class A 1,456 131,681
Shore Bancshares, Inc. 812 11,806
Sierra Bancorp 404 11,474
Silvercrest Asset Management
Group, Inc., Class A 4 70
Simmons First National Corp.,
Class A 4,736 109,875
*SiriusPoint, Ltd. 4,357 57,251
*Skyward Specialty Insurance
Group, Inc. 2,406 106,369
SLM Corp. 12,241 269,669
SmartFinancial, Inc. 555 18,404
*SoFi Technologies, Inc. 35,914 401,159
Sound Financial Bancorp, Inc. 7 370
South Plains Financial, Inc. 352 11,862
*Southern First Bancshares, Inc. 4 153
Southern Missouri Bancorp, Inc. 475 28,168
Southern States Bancshares, Inc. 4 124
Southside Bancshares, Inc. 1,189 38,524
SouthState Corp. 3,970 387,194
State Street Corp. 4,897 454,442
Stellar Bancorp, Inc. 2,790 75,944
StepStone Group, Inc., Class A 272 16,355
Stewart Information Services
Corp. 1,642 112,970
Stifel Financial Corp. 2,314 239,777
Stock Yards Bancorp, Inc. 1,769 114,065
*StoneX Group, Inc. 1,192 107,328
*SWK Holdings Corp. 4 66
Synchrony Financial 11,443 630,967

37
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Synovus Financial Corp. 7,244 $ 361,258
T. Rowe Price Group, Inc. 3,720 408,679
Territorial Bancorp, Inc. 4 41
*Texas Capital Bancshares, Inc. 2,069 159,210
TFS Financial Corp. 6,335 81,405
*Third Coast Bancshares, Inc. 4 130
Timberland Bancorp, Inc. 4 116
Tiptree, Inc. 1,231 25,125
#*Toast, Inc., Class A 6,688 200,841
Tompkins Financial Corp. 457 29,495
Towne Bank 2,844 92,487
Tradeweb Markets, Inc., Class A 1,401 177,927
Travelers Cos., Inc. (The) 8,314 2,044,745
TriCo Bancshares 1,722 73,581
*Triumph Financial, Inc. 1,376 121,597
Truist Financial Corp. 15,203 654,489
*Trupanion, Inc. 1,240 67,927
TrustCo Bank Corp. 833 27,472
Trustmark Corp. 3,598 124,923
UMB Financial Corp. 1,789 196,307
Union Bankshares, Inc. 557 16,142
United Bankshares, Inc. 4,805 181,052
United Community Banks, Inc. 5,193 147,793
United Fire Group, Inc. 712 13,984
United Security Bancshares 1,493 13,198
Unity Bancorp, Inc. 4 155
Universal Insurance Holdings, Inc. 815 16,251
Univest Financial Corp. 1,063 29,583
Unum Group 4,651 298,501
#*Upstart Holdings, Inc. 1,054 51,309
US Bancorp 21,487 1,038,037
US Global Investors, Inc., Class A 4,100 10,045
USCB Financial Holdings, Inc. 8 116
UWM Holdings Corp. 3,282 21,136
Valley National Bancorp 20,991 198,785
*Velocity Financial, Inc. 799 15,349
Veritex Holdings, Inc. 2,854 77,058
Victory Capital Holdings, Inc.,
Class A 2,750 164,807
Virginia National Bankshares
Corp. 332 13,170
Virtu Financial, Inc., Class A 2,628 81,363
Virtus Investment Partners, Inc. 391 84,601
Visa, Inc., Class A 25,669 7,440,160
Voya Financial, Inc. 5,243 421,013
W. R. Berkley Corp. 5,759 329,242
WaFd, Inc. 3,413 115,974
Walker & Dunlop, Inc. 1,610 176,086
Washington Trust Bancorp, Inc. 381 13,004
Waterstone Financial, Inc. 8 118
Webster Financial Corp. 8,998 466,096
Wells Fargo & Co. 58,865 3,821,516
WesBanco, Inc. 3,544 111,459
West Bancorp, Inc. 4 86
Westamerica Bancorp 1,400 72,128
Western Alliance Bancorp 4,570 380,270
Western New England Bancorp,
Inc. 4 35
Shares Value†
FINANCIALS — (Continued)
Western Union Co. (The) 16,604 $ 178,659
Westwood Holdings Group, Inc. 4 62
*WEX, Inc. 1,991 343,647
White Mountains Insurance
Group, Ltd. 83 149,163
William Penn Bancorp 4 51
Willis Towers Watson PLC 1,601 483,806
Wintrust Financial Corp. 3,473 402,486
#WisdomTree, Inc. 7,129 73,785
*World Acceptance Corp. 224 25,558
WSFS Financial Corp. 2,424 119,188
Zions Bancorp NA 7,957 414,241
TOTAL FINANCIALS 150,685,990
HEALTH CARE — (10.5%)
*2seventy bio, Inc. 2,299 9,978
*4D Molecular Therapeutics, Inc. 714 5,719
*89Bio, Inc. 851 6,621
Abbott Laboratories 26,312 2,982,991
AbbVie, Inc. 29,731 6,061,259
*Absci Corp. 5,224 20,060
*Acadia Healthcare Co., Inc. 943 40,257
*Accuray, Inc. 16 28
*AdaptHealth Corp. 7,408 76,228
*Adaptive Biotechnologies Corp. 3,276 15,856
*Addus HomeCare Corp. 1,064 132,383
*ADMA Biologics, Inc. 7,718 125,881
Agilent Technologies, Inc. 5,420 706,280
*Agios Pharmaceuticals, Inc. 2,068 91,881
*Akero Therapeutics, Inc. 822 25,342
*Alector, Inc. 20 98
*Align Technology, Inc. 710 145,571
*Alkermes PLC 7,086 182,110
*Allogene Therapeutics, Inc. 2,134 5,452
*Alnylam Pharmaceuticals, Inc. 1,996 532,114
#*Altimmune, Inc. 16 108
*American Shared Hospital
Services 2,139 6,716
Amgen, Inc. 8,596 2,752,095
*Amneal Pharmaceuticals, Inc. 10,701 90,637
*Amphastar Pharmaceuticals, Inc. 1,104 55,785
*AngioDynamics, Inc. 12 80
*ANI Pharmaceuticals, Inc. 820 46,941
*Anika Therapeutics, Inc. 4 68
*Annexon, Inc. 3,756 27,494
*Arcellx, Inc. 534 45,000
#*Arcturus Therapeutics Holdings,
Inc. 1,016 18,014
*Arcus Biosciences, Inc. 4,915 75,200
*ARS Pharmaceuticals, Inc. 692 10,186
*Artivion, Inc. 1,342 35,335
*Arvinas, Inc. 2,471 65,309
*Assembly Biosciences, Inc. 666 11,195
*Astrana Health, Inc. 1,817 97,718
*Astria Therapeutics, Inc. 2,718 30,387
*Atea Pharmaceuticals, Inc. 2,900 9,396
*AtriCure, Inc. 907 30,094
*Avanos Medical, Inc. 2,121 39,620
*Avantor, Inc. 21,131 472,700

38
Dimensional US Core Equity 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Avidity Biosciences, Inc. 1,032 $ 43,612
*Axogen, Inc. 967 13,538
#*Axonics, Inc. 12 844
*Azenta, Inc. 1,911 78,523
Baxter International, Inc. 17,544 626,321
#*Beam Therapeutics, Inc. 4,836 105,957
Becton Dickinson & Co. 3,453 806,586
*Biogen, Inc. 1,190 207,060
*BioLife Solutions, Inc. 1,809 42,331
*BioMarin Pharmaceutical, Inc. 4,005 263,889
*Bio-Rad Laboratories, Inc., Class
A 239 85,607
*Biote Corp., Class A 8 41
Bio-Techne Corp. 3,417 252,004
*Bioventus, Inc., Class A 1,351 18,333
*Black Diamond Therapeutics,
Inc. 2,100 5,754
*Boston Scientific Corp. 15,275 1,283,406
Bristol-Myers Squibb Co. 30,459 1,698,698
#*Brookdale Senior Living, Inc. 8,817 55,283
Bruker Corp. 4,846 274,332
Cardinal Health, Inc. 3,392 368,100
*CareCloud, Inc. 4,450 10,279
*CareDx, Inc. 2,341 51,806
#*Cassava Sciences, Inc. 277 7,148
*Castle Biosciences, Inc. 1,507 52,248
*Catalent, Inc. 2,434 142,632
*Catalyst Pharmaceuticals, Inc. 4,118 89,772
Cencora, Inc. 3,794 865,336
*Centene Corp. 11,897 740,707
*Certara, Inc. 4,860 49,572
*Charles River Laboratories
International, Inc. 1,337 238,761
Chemed Corp. 475 256,614
*ChromaDex Corp. 1,050 3,664
Cigna Group (The) 4,955 1,559,884
*Codexis, Inc. 400 1,256
*Collegium Pharmaceutical, Inc. 1,326 45,270
*Community Health Systems, Inc. 20 81
*Cooper Cos., Inc. (The) 5,653 591,756
*Corcept Therapeutics, Inc. 3,492 171,003
*CorVel Corp. 445 132,530
#*Cullinan Therapeutics, Inc. 2,242 34,863
CVS Health Corp. 16,373 924,420
*Cytek Biosciences, Inc. 2,549 12,605
Danaher Corp. 7,524 1,848,346
*DaVita, Inc. 2,584 361,269
#*Day One Biopharmaceuticals,
Inc. 1,364 20,078
*Denali Therapeutics, Inc. 6,312 163,860
*Design Therapeutics, Inc. 16 84
*Dexcom, Inc. 1,023 72,101
*Disc Medicine, Inc. 805 36,080
*Doximity, Inc., Class A 3,112 129,895
*Dynavax Technologies Corp. 6,258 74,157
*Dyne Therapeutics, Inc. 12 346
*Edgewise Therapeutics, Inc. 2,994 100,509
*Edwards Lifesciences Corp. 6,991 468,467
Shares Value†
HEALTH CARE — (Continued)
*Elanco Animal Health, Inc. 15,268 $ 192,988
*Electromed, Inc. 371 8,626
Elevance Health, Inc. 3,293 1,336,168
Eli Lilly & Co. 12,919 10,719,411
Embecta Corp. 2,209 31,103
*Emergent BioSolutions, Inc. 89 806
*Enanta Pharmaceuticals, Inc. 1,665 18,723
Encompass Health Corp. 3,568 354,873
*Enliven Therapeutics, Inc. 224 6,238
*Enovis Corp. 1,948 80,394
Ensign Group, Inc. (The) 1,731 268,288
*Entrada Therapeutics, Inc. 486 8,330
*Erasca, Inc. 7,200 18,648
*Evolent Health, Inc., Class A 3,540 82,659
*Exact Sciences Corp. 3,377 232,777
*Exagen, Inc. 1,831 4,449
*Exelixis, Inc. 11,025 366,030
*Fate Therapeutics, Inc. 1,815 4,302
*FONAR Corp. 694 10,549
*Fulcrum Therapeutics, Inc. 921 2,910
#*Fulgent Genetics, Inc. 180 3,861
GE HealthCare Technologies, Inc. 13,696 1,196,346
Gilead Sciences, Inc. 20,436 1,815,126
*Glaukos Corp. 844 111,619
*Globus Medical, Inc. 2,208 162,376
#*GoodRx Holdings, Inc., Class A 2,385 14,596
*GRAIL, Inc. 204 2,768
*Haemonetics Corp. 1,873 133,283
*Halozyme Therapeutics, Inc. 3,760 190,143
*Harmony Biosciences Holdings,
Inc. 3,455 111,009
HCA Healthcare, Inc. 2,379 853,442
*Health Catalyst, Inc. 1,300 10,101
*HealthEquity, Inc. 3,158 269,220
HealthStream, Inc. 1,002 29,293
*Henry Schein, Inc. 3,075 215,957
#*Hims & Hers Health, Inc. 4,316 81,270
*Hologic, Inc. 8,798 711,494
Humana, Inc. 948 244,423
*ICON PLC 1,316 292,297
*ICU Medical, Inc. 1,259 214,949
*Ideaya Biosciences, Inc. 746 21,000
*IDEXX Laboratories, Inc. 1,549 630,319
*Illumina, Inc. 1,266 182,481
#*Inari Medical, Inc. 1,131 54,740
*Incyte Corp. 4,997 370,378
#*Innoviva, Inc. 3,139 61,399
*Inogen, Inc. 8 70
#*Inovio Pharmaceuticals, Inc. 2,456 12,968
*Inozyme Pharma, Inc. 5,081 21,797
*Insmed, Inc. 4,870 327,654
*Inspire Medical Systems, Inc. 454 88,548
*Insulet Corp. 1,659 384,108
#*Integer Holdings Corp. 1,445 179,541
*Intuitive Surgical, Inc. 2,527 1,273,204
*Iovance Biotherapeutics, Inc. 2,687 28,052
*IQVIA Holdings, Inc. 5,448 1,121,307
iRadimed Corp. 304 14,978

39
Dimensional US Core Equity 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Janux Therapeutics, Inc. 253 $ 13,659
*Jazz Pharmaceuticals PLC 2,144 235,904
Johnson & Johnson 43,595 6,969,097
*Joint Corp. (The) 16 177
*Journey Medical Corp. 1,821 10,471
*KalVista Pharmaceuticals, Inc. 945 9,705
*Keros Therapeutics, Inc. 8 464
*Kewaunee Scientific Corp. 402 12,751
*Kiniksa Pharmaceuticals
International PLC 1,000 22,590
*Kodiak Sciences, Inc. 3,093 11,753
*Krystal Biotech, Inc. 689 118,873
*Kura Oncology, Inc. 2,396 40,061
*Kymera Therapeutics, Inc. 2,040 94,187
Labcorp Holdings, Inc. 2,795 638,015
*Lantern Pharma, Inc. 4 12
*Lantheus Holdings, Inc. 3,342 367,085
*Leap Therapeutics, Inc. 3,900 14,586
#LeMaitre Vascular, Inc. 817 72,215
*LENSAR, Inc. 4 23
*LENZ Therapeutics, Inc. 1 27
*LifeStance Health Group, Inc. 11,973 80,339
*Ligand Pharmaceuticals, Inc. 1,077 113,839
*Lisata Therapeutics, Inc. 8 23
*LivaNova PLC 2,017 104,118
*MacroGenics, Inc. 20 73
*MannKind Corp. 8,107 57,316
*Maravai LifeSciences Holdings,
Inc., Class A 4,034 29,892
#*Masimo Corp. 1,894 272,755
*MaxCyte, Inc. 3,079 11,023
McKesson Corp. 1,699 850,502
*Medpace Holdings, Inc. 814 255,775
Medtronic PLC 15,719 1,402,921
#*MeiraGTx Holdings PLC 4,007 22,199
Merck & Co., Inc. 41,600 4,256,512
*Merit Medical Systems, Inc. 1,661 163,874
Mesa Laboratories, Inc. 179 20,413
*Mettler-Toledo International, Inc. 289 373,316
*MiMedx Group, Inc. 2,907 19,913
*Moderna, Inc. 1,599 86,922
*Molina Healthcare, Inc. 2,100 674,562
*Monte Rosa Therapeutics, Inc. 2,649 22,516
*Myriad Genetics, Inc. 3,867 84,919
*Natera, Inc. 2,262 273,612
National HealthCare Corp. 899 104,311
#*Neogen Corp. 8,045 114,883
*NeoGenomics, Inc. 7,371 100,172
*Neurocrine Biosciences, Inc. 2,929 352,271
*Novocure, Ltd. 3,109 47,195
*Nuvalent, Inc., Class A 781 69,111
*Nuvation Bio, Inc. 6,462 14,281
*Olema Pharmaceuticals, Inc. 1,232 14,205
#*OmniAb Operations, Inc. -
Earnout Shares 3,088 12,630
*Omnicell, Inc. 2,614 127,145
*OptimizeRx Corp. 4 21
*Option Care Health, Inc. 6,732 155,105
Shares Value†
HEALTH CARE — (Continued)
*Oramed Pharmaceuticals, Inc. 4,523 $ 10,765
*Organogenesis Holdings, Inc. 40 111
Organon & Co. 7,627 143,235
*ORIC Pharmaceuticals, Inc. 2,602 24,407
*Orthofix Medical, Inc. 761 12,321
*OrthoPediatrics Corp. 556 14,751
*Owens & Minor, Inc. 4,205 53,446
Patterson Cos., Inc. 3,315 69,648
*Pediatrix Medical Group, Inc. 3,304 40,705
*Pennant Group, Inc. (The) 977 31,235
*Penumbra, Inc. 615 140,755
*PepGen, Inc. 8 53
*Performant Financial Corp. 8 31
Perrigo Co. PLC 4,234 108,517
*Personalis, Inc. 2,000 10,100
Pfizer, Inc. 59,441 1,682,180
Phibro Animal Health Corp.,
Class A 672 15,537
*Pliant Therapeutics, Inc. 400 5,628
*Poseida Therapeutics, Inc. 18 43
Premier, Inc., Class A 6,256 126,058
*Prestige Consumer Healthcare,
Inc. 2,290 168,887
*Privia Health Group, Inc. 1,731 31,781
Quest Diagnostics, Inc. 5,000 774,150
*R1 RCM, Inc. 9,355 133,402
*RadNet, Inc. 1,694 110,178
#*Recursion Pharmaceuticals,
Inc., Class A 5,892 37,237
*Regeneron Pharmaceuticals, Inc. 735 616,077
*Relay Therapeutics, Inc. 4,294 24,197
#*Repligen Corp. 1,980 265,855
ResMed, Inc. 2,485 602,538
*REVOLUTION Medicines, Inc. 1,787 95,604
Revvity, Inc. 3,726 441,866
#*Rocket Pharmaceuticals, Inc. 20 333
*RxSight, Inc. 875 44,327
#*Sana Biotechnology, Inc. 8,242 28,847
*Sanara Medtech, Inc. 360 11,880
*Sarepta Therapeutics, Inc. 1,395 175,770
#*Schrodinger, Inc. 970 17,067
Select Medical Holdings Corp. 5,648 181,188
*Semler Scientific, Inc. 4 118
*Sensus Healthcare, Inc. 4 26
#SIGA Technologies, Inc. 3,746 27,046
*Sight Sciences, Inc. 10 50
*Solid Biosciences, Inc. 4 22
*Solventum Corp. 960 69,677
*Sotera Health Co. 10,962 171,775
*SpringWorks Therapeutics, Inc. 861 25,942
*STAAR Surgical Co. 1,585 45,949
STERIS PLC 1,380 306,153
*Stoke Therapeutics, Inc. 1,785 22,063
Stryker Corp. 2,567 914,571
#*Summit Therapeutics, Inc. 1,771 32,923
*Supernus Pharmaceuticals, Inc. 3,239 110,353
#*Surgery Partners, Inc. 6,280 180,864
*Sutro Biopharma, Inc. 21 68

40
Dimensional US Core Equity 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Tango Therapeutics, Inc. 634 $ 3,446
#*Tarsus Pharmaceuticals, Inc. 8 356
*Tectonic Therapeutic, Inc. 600 24,618
Teleflex, Inc. 975 196,034
*Tenet Healthcare Corp. 4,539 703,636
*Terns Pharmaceuticals, Inc. 3,115 21,369
*Theravance Biopharma, Inc. 1,100 9,064
Thermo Fisher Scientific, Inc. 5,731 3,130,960
*Third Harmonic Bio, Inc. 260 3,585
*Trevi Therapeutics, Inc. 4,454 13,117
*TScan Therapeutics, Inc. 2,053 9,321
*Twist Bioscience Corp. 1,177 47,504
*Tyra Biosciences, Inc. 1,007 16,797
*UFP Technologies, Inc. 276 73,692
*United Therapeutics Corp. 1,484 554,971
UnitedHealth Group, Inc. 14,582 8,231,539
Universal Health Services, Inc.,
Class B 1,948 397,996
US Physical Therapy, Inc. 679 54,442
Utah Medical Products, Inc. 175 11,092
*Vanda Pharmaceuticals, Inc. 16 74
*Vaxcyte, Inc. 2,248 239,075
*Veeva Systems, Inc., Class A 2,331 486,783
*Veracyte, Inc. 3,821 128,921
*Vericel Corp. 960 42,278
*Vertex Pharmaceuticals, Inc. 1,928 917,689
Viatris, Inc. 36,596 424,514
*Vir Biotechnology, Inc. 5,425 40,633
*Waters Corp. 1,688 545,410
*Werewolf Therapeutics, Inc. 12 31
West Pharmaceutical Services,
Inc. 709 218,322
*Xencor, Inc. 3,153 66,245
*XOMA Royalty Corp. 4 121
*Y-mAbs Therapeutics, Inc. 8 116
Zimmer Biomet Holdings, Inc. 2,810 300,445
*Zimvie, Inc. 815 11,218
Zoetis, Inc. 6,614 1,182,451
*Zymeworks, Inc. 2,742 37,565
#*Zynex, Inc. 4 35
TOTAL HEALTH CARE 100,982,288
INDUSTRIALS — (12.4%)
3M Co. 5,839 750,136
A.O. Smith Corp. 3,438 258,194
AAON, Inc. 3,025 345,515
*AAR Corp. 1,409 82,708
ABM Industries, Inc. 2,622 139,123
ACCO Brands Corp. 2,076 10,172
Acuity Brands, Inc. 1,136 341,584
*ACV Auctions, Inc., Class A 3,623 62,642
Advanced Drainage Systems, Inc. 2,993 448,591
AECOM 5,780 617,304
*AeroVironment, Inc. 652 140,154
AGCO Corp. 911 90,954
Air Lease Corp. 4,198 186,181
*Air T, Inc. 533 8,597
*Air Transport Services Group,
Inc. 1,590 27,412
Shares Value†
INDUSTRIALS — (Continued)
Alamo Group, Inc. 421 $ 71,376
*Alaska Air Group, Inc. 3,735 178,944
Albany International Corp. 874 59,362
*Alight, Inc., Class A 18,220 126,265
Allegion PLC 3,777 527,383
Allison Transmission Holdings,
Inc. 4,894 522,973
*Alpha Pro Tech, Ltd. 1,930 10,789
*Amentum Holdings, Inc. 4,669 138,856
*Ameresco, Inc., Class A 1,235 38,001
#*American Airlines Group, Inc. 9,562 128,131
*American Superconductor Corp. 1,071 26,261
*American Woodmark Corp. 831 75,380
AMETEK, Inc. 4,693 860,415
*API Group Corp. 7,220 246,491
Apogee Enterprises, Inc. 1,238 92,652
Applied Industrial Technologies,
Inc. 1,378 319,131
ARC Document Solutions, Inc. 8 27
ArcBest Corp. 822 85,636
#*Archer Aviation, Inc., Class A 6,786 21,376
Arcosa, Inc. 2,042 191,213
Argan, Inc. 355 46,874
Aris Water Solutions, Inc., Class
A 1,015 16,748
Armstrong World Industries, Inc. 1,787 249,376
Astec Industries, Inc. 276 8,771
*Astronics Corp. 1,068 18,573
Atkore, Inc. 523 44,852
Atmus Filtration Technologies,
Inc. 2,853 111,096
Automatic Data Processing, Inc. 8,234 2,381,602
*Axon Enterprise, Inc. 696 294,756
*AZEK Co., Inc. (The) 4,948 217,712
AZZ, Inc. 1,205 91,797
Barnes Group, Inc. 2,954 138,129
Barrett Business Services, Inc. 912 33,005
*Beacon Roofing Supply, Inc. 3,115 286,798
*Blade Air Mobility, Inc. 20 72
*Blue Bird Corp. 1,206 50,785
*BlueLinx Holdings, Inc. 489 53,526
*Boeing Co. (The) 4,191 625,758
Boise Cascade Co. 1,868 248,500
Booz Allen Hamilton Holding
Corp. 2,476 449,790
Brady Corp., Class A 1,561 111,050
*BrightView Holdings, Inc. 5,090 83,374
Brink's Co. (The) 1,464 150,485
Broadridge Financial Solutions,
Inc. 1,424 300,265
*Builders FirstSource, Inc. 4,083 699,826
BWX Technologies, Inc. 2,312 281,486
*Byrna Technologies, Inc. 773 11,139
*CACI International, Inc., Class A 761 420,498
*Cadeler A/S, ADR 10 269
Cadre Holdings, Inc. 1,432 49,791
Carlisle Cos., Inc. 1,384 584,366
Carrier Global Corp. 7,900 574,488
*Casella Waste Systems, Inc. 2,269 222,090

41
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Caterpillar, Inc. 9,147 $ 3,441,101
*CBIZ, Inc. 1,806 124,488
*CECO Environmental Corp. 1,059 25,204
CH Robinson Worldwide, Inc. 3,741 385,473
#*Chart Industries, Inc. 578 69,776
*Cimpress PLC 777 53,621
Cintas Corp. 4,087 841,145
Civeo Corp. 434 11,132
#*Clarivate PLC 24,752 163,363
*Clean Harbors, Inc. 2,197 508,078
CNH Industrial NV 28,584 320,998
Columbus McKinnon Corp. 1,150 36,582
Comfort Systems USA, Inc. 1,176 459,863
CompX International, Inc. 57 1,607
*Conduent, Inc. 2,496 8,986
*Construction Partners, Inc.,
Class A 1,434 112,899
Copa Holdings SA, Class A 1,487 144,685
*Copart, Inc. 14,699 756,558
*Core & Main, Inc., Class A 5,722 253,370
Costamare, Inc. 6,436 87,594
Covenant Logistics Group, Inc. 304 15,382
CRA International, Inc. 265 48,267
Crane Co. 1,397 219,720
CSG Systems International, Inc. 1,938 90,330
CSW Industrials, Inc. 496 175,138
CSX Corp. 29,476 991,573
Cummins, Inc. 3,020 993,520
Curtiss-Wright Corp. 1,578 544,347
#*Dayforce, Inc. 767 54,419
Deere & Co. 5,951 2,408,310
Delta Air Lines, Inc. 23,912 1,368,245
Deluxe Corp. 2,199 41,253
*Distribution Solutions Group, Inc. 1,089 41,927
*DLH Holdings Corp. 1,828 14,807
*DNOW, Inc. 5,390 63,764
Donaldson Co., Inc. 3,639 266,229
Douglas Dynamics, Inc. 526 11,914
Dover Corp. 1,856 351,396
*Driven Brands Holdings, Inc. 5,747 85,343
*Ducommun, Inc. 672 39,507
Dun & Bradstreet Holdings, Inc. 15,193 180,645
*DXP Enterprises, Inc. 592 29,055
*Dycom Industries, Inc. 1,253 218,435
Eastern Co. (The) 491 15,290
Eaton Corp. PLC 4,543 1,506,368
EMCOR Group, Inc. 1,372 612,008
Emerson Electric Co. 5,206 563,654
*Energy Recovery, Inc. 1,439 25,701
Enerpac Tool Group Corp. 1,660 73,239
EnerSys 2,003 194,011
Ennis, Inc. 1,131 23,027
Enpro, Inc. 861 125,370
*Enviri Corp. 4,006 30,686
Equifax, Inc. 2,550 675,801
ESAB Corp. 2,089 257,031
ESCO Technologies, Inc. 1,006 126,293
Espey Mfg. & Electronics Corp. 611 19,124
Shares Value†
INDUSTRIALS — (Continued)
*ExlService Holdings, Inc. 4,664 $ 194,349
Expeditors International of
Washington, Inc. 5,931 705,789
Exponent, Inc. 1,264 119,296
Fastenal Co. 12,712 993,824
Federal Signal Corp. 1,839 150,007
FedEx Corp. 5,548 1,519,320
Ferguson Enterprises, Inc. 5,804 1,141,879
#*First Advantage Corp. 4,721 85,545
Flowserve Corp. 5,069 266,832
*Fluence Energy, Inc. 2,025 44,044
*Fluor Corp. 3,700 193,436
Fortive Corp. 5,642 403,008
Fortune Brands Innovations, Inc. 3,815 317,904
*Franklin Covey Co. 4 159
Franklin Electric Co., Inc. 1,107 105,951
*FreightCar America, Inc. 389 5,586
*Frontier Group Holdings, Inc. 666 4,049
FTAI Infrastructure, Inc. 3,923 31,659
*FTI Consulting, Inc. 957 186,692
*Gates Industrial Corp. PLC 9,080 175,698
GATX Corp. 1,304 179,639
*GE Vernova, Inc. 2,759 832,280
Genco Shipping & Trading, Ltd. 1,423 22,398
*Gencor Industries, Inc. 4 80
*Generac Holdings, Inc. 1,661 274,979
General Dynamics Corp. 2,576 751,187
General Electric Co. 10,562 1,814,340
Genpact, Ltd. 6,587 251,426
*Gibraltar Industries, Inc. 1,041 70,257
Global Industrial Co. 1,698 45,048
*GMS, Inc. 2,226 200,095
Gorman-Rupp Co. (The) 882 32,590
Graco, Inc. 6,815 555,082
#*GrafTech International, Ltd. 3,972 6,752
*Graham Corp. 4 112
#Granite Construction, Inc. 1,659 139,439
*Great Lakes Dredge & Dock
Corp. 2,935 33,547
Greenbrier Cos., Inc. (The) 1,775 105,204
Griffon Corp. 1,466 92,182
*GXO Logistics, Inc. 3,995 238,941
H&E Equipment Services, Inc. 2,889 150,950
*Hayward Holdings, Inc. 9,955 161,868
*Healthcare Services Group, Inc. 3,181 34,896
Heartland Express, Inc. 1,190 12,858
#HEICO Corp. 671 164,361
HEICO Corp., Class A 952 182,794
Heidrick & Struggles International,
Inc. 803 31,365
Helios Technologies, Inc. 1,482 68,365
Herc Holdings, Inc. 1,756 367,250
Hexcel Corp. 2,160 126,770
Hillenbrand, Inc. 554 15,263
*Hillman Solutions Corp. 11,534 122,260
HNI Corp. 1,252 61,699
Honeywell International, Inc. 11,390 2,342,695
Howmet Aerospace, Inc. 11,017 1,098,615

42
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Hub Group, Inc., Class A 2,352 $ 102,053
Hubbell, Inc. 751 320,700
Huntington Ingalls Industries, Inc. 1,290 238,598
*Huron Consulting Group, Inc. 734 84,946
Hyster-Yale, Inc. 923 58,583
*IBEX Holdings, Ltd. 897 16,110
ICF International, Inc. 575 96,939
IDEX Corp. 3,228 692,858
*IES Holdings, Inc. 979 214,073
Illinois Tool Works, Inc. 4,168 1,088,390
Ingersoll Rand, Inc. 7,777 746,592
*Innodata, Inc. 851 17,114
*Innovative Solutions and
Support, Inc. 1,600 11,680
Insperity, Inc. 1,075 84,678
Insteel Industries, Inc. 570 15,373
Interface, Inc. 3,051 53,301
ITT, Inc. 2,902 406,628
Jacobs Solutions, Inc. 4,790 673,378
*Janus International Group, Inc. 9,483 69,795
JB Hunt Transport Services, Inc. 5,083 918,091
*JELD-WEN Holding, Inc. 4,328 61,284
*JetBlue Airways Corp. 17,192 97,994
John Bean Technologies Corp. 1,067 118,885
Johnson Controls International
PLC 16,871 1,274,604
#Kadant, Inc. 449 149,544
Karat Packaging, Inc. 472 12,602
KBR, Inc. 5,041 337,797
Kelly Services, Inc., Class A 437 8,736
Kennametal, Inc. 4,880 123,562
Kforce, Inc. 699 40,395
*Kirby Corp. 2,914 334,411
Knight-Swift Transportation
Holdings, Inc. 3,119 162,438
Korn Ferry 2,386 168,571
*Kratos Defense & Security
Solutions, Inc. 6,202 140,909
*L.B. Foster Co., Class A 4 75
L3Harris Technologies, Inc. 4,583 1,134,155
Landstar System, Inc. 1,633 287,032
Leidos Holdings, Inc. 1,248 228,584
Lennox International, Inc. 496 298,875
*Leonardo DRS, Inc. 8,238 247,717
*Limbach Holdings, Inc. 373 28,337
Lincoln Electric Holdings, Inc. 2,067 398,022
Lindsay Corp. 545 65,237
*Liquidity Services, Inc. 966 20,846
Lockheed Martin Corp. 4,509 2,462,139
LSI Industries, Inc. 918 15,018
*Lyft, Inc., Class A 8,747 113,449
*Manitex International, Inc. 4 23
ManpowerGroup, Inc. 1,942 122,055
Marten Transport, Ltd. 4,166 64,490
Masco Corp. 6,205 495,842
*MasTec, Inc. 2,303 283,016
*Mastech Digital, Inc. 4 39
*Masterbrand, Inc. 5,356 96,194
Shares Value†
INDUSTRIALS — (Continued)
*Matrix Service Co. 6 $ 67
Matson, Inc. 1,135 175,800
Matthews International Corp.,
Class A 432 10,061
Maximus, Inc. 1,664 143,836
*Mayville Engineering Co., Inc. 483 9,887
McGrath RentCorp 1,571 178,623
MDU Resources Group, Inc. 8,913 257,140
*Mercury Systems, Inc. 2,049 66,285
*Middleby Corp. (The) 2,848 369,386
Miller Industries, Inc. 367 24,090
MillerKnoll, Inc. 3,985 89,105
*Mistras Group, Inc. 8 68
*Montrose Environmental Group,
Inc. 1,680 44,302
Moog, Inc., Class A 865 163,139
*MRC Global, Inc. 4,398 53,919
MSA Safety, Inc. 1,739 288,587
MSC Industrial Direct Co., Inc. 1,965 155,373
Mueller Industries, Inc. 3,843 315,011
Mueller Water Products, Inc.,
Class A 5,797 125,157
*MYR Group, Inc. 474 62,094
National Presto Industries, Inc. 360 25,895
*Nephros, Inc. 5,000 7,250
*NEXTracker, Inc., Class A 4,554 181,340
NL Industries, Inc. 8 60
*NN, Inc. 3,347 10,543
Nordson Corp. 2,313 573,370
Norfolk Southern Corp. 5,499 1,377,115
Northrop Grumman Corp. 1,354 689,213
*Northwest Pipe Co. 304 13,647
*NV5 Global, Inc. 3,240 74,034
nVent Electric PLC 5,885 438,844
Old Dominion Freight Line, Inc. 6,554 1,319,451
*OPENLANE, Inc. 6,527 103,127
*Optex Systems Holdings, Inc. 1,495 12,379
*Orion Group Holdings, Inc. 4 24
Oshkosh Corp. 3,234 330,644
Otis Worldwide Corp. 7,761 762,130
Owens Corning 4,118 728,021
PACCAR, Inc. 13,096 1,365,651
*PAM Transportation Services,
Inc. 714 11,053
Pangaea Logistics Solutions, Ltd. 16 103
Park Aerospace Corp. 4 54
Parker-Hannifin Corp. 2,308 1,463,434
Park-Ohio Holdings Corp. 4 114
*Parsons Corp. 3,414 369,258
Paychex, Inc. 8,767 1,221,506
Paycom Software, Inc. 210 43,896
*Paylocity Holding Corp. 939 173,311
Pentair PLC 7,285 722,089
*Perma-Fix Environmental
Services, Inc. 697 9,354
*Perma-Pipe International
Holdings, Inc. 4 52
*Pioneer Power Solutions, Inc. 482 2,964
*Planet Labs PBC 8,667 19,154

43
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Powell Industries, Inc. 627 $ 159,872
Preformed Line Products Co. 46 5,658
Primoris Services Corp. 2,266 141,897
*Proto Labs, Inc. 703 19,262
Quad/Graphics, Inc. 16 102
Quanex Building Products Corp. 1,012 29,409
Quanta Services, Inc. 2,784 839,738
*Quest Resource Holding Corp. 4 31
*Radiant Logistics, Inc. 16 106
*RBC Bearings, Inc. 627 175,779
*RCM Technologies, Inc. 8 179
Regal Rexnord Corp. 1,527 254,307
Republic Services, Inc. 3,298 653,004
*Resideo Technologies, Inc. 4,213 82,870
REV Group, Inc. 1,841 48,786
Robert Half, Inc. 3,713 252,892
#*Rocket Lab USA, Inc. 10,401 111,291
Rockwell Automation, Inc. 2,324 619,834
Rollins, Inc. 5,094 240,131
RTX Corp. 21,675 2,622,458
Rush Enterprises, Inc., Class A 3,858 218,286
Rush Enterprises, Inc., Class B 8 388
*RXO, Inc. 4,406 124,205
Ryder System, Inc. 2,450 358,386
*Saia, Inc. 938 458,316
Schneider National, Inc., Class B 2,548 72,057
Science Applications International
Corp. 2,329 336,051
Sensata Technologies Holding
PLC 6,027 206,967
Shyft Group, Inc. (The) 796 10,284
Simpson Manufacturing Co., Inc. 1,720 309,239
*SiteOne Landscape Supply, Inc. 1,541 215,339
*SkyWest, Inc. 1,792 170,598
Snap-on, Inc. 2,395 790,661
#Southwest Airlines Co. 21,566 659,488
*SPX Technologies, Inc. 1,839 263,878
SS&C Technologies Holdings,
Inc. 11,676 816,503
Standex International Corp. 313 57,554
Stanley Black & Decker, Inc. 5,321 494,534
Steelcase, Inc., Class A 5,577 67,091
*Stericycle, Inc. 1,964 120,727
#*Sterling Check Corp. 1,514 26,328
*Sterling Infrastructure, Inc. 1,204 185,958
#*Sunrun, Inc. 9,772 141,205
*TaskUS, Inc., Class A 8 101
*Taylor Devices, Inc. 148 6,959
*Team, Inc. 1,323 26,209
#Tecnoglass, Inc. 1,912 131,029
Tennant Co. 746 65,320
Terex Corp. 3,639 188,173
Tetra Tech, Inc. 9,285 453,851
Textron, Inc. 7,734 621,968
*Thermon Group Holdings, Inc. 1,192 31,242
Timken Co. (The) 4,574 379,642
Toro Co. (The) 2,958 238,060
Trane Technologies PLC 2,963 1,096,784
Shares Value†
INDUSTRIALS — (Continued)
*Transcat, Inc. 306 $ 29,244
TransDigm Group, Inc. 549 714,963
TransUnion 4,354 441,060
*Trex Co., Inc. 3,428 242,874
TriNet Group, Inc. 925 78,523
Trinity Industries, Inc. 3,924 134,515
*Triumph Group, Inc. 2,568 35,541
*TrueBlue, Inc. 6 45
*Tutor Perini Corp. 2,605 67,522
Twin Disc, Inc. 4 46
*Uber Technologies, Inc. 13,947 1,004,881
UFP Industries, Inc. 3,356 410,573
#*U-Haul Holding Co. 651 47,738
U-Haul Holding Co. 7,326 500,073
*Ultralife Corp. 1,166 9,806
UniFirst Corp. 528 94,940
Union Pacific Corp. 10,959 2,543,255
*United Airlines Holdings, Inc. 15,733 1,231,265
United Parcel Service, Inc., Class
B 8,624 1,156,133
United Rentals, Inc. 2,790 2,267,712
Universal Logistics Holdings, Inc. 1,334 56,081
*Upwork, Inc. 3,163 42,890
*V2X, Inc. 1,933 119,073
Valmont Industries, Inc. 654 203,839
Veralto Corp. 92 9,401
Verisk Analytics, Inc. 3,601 989,267
*Verra Mobility Corp. 5,790 150,366
Vertiv Holdings Co., Class A 7,515 821,314
Vestis Corp. 4,464 60,353
*Viad Corp. 797 29,840
*Vicor Corp. 1,033 47,218
Virco Mfg. Corp. 1,186 16,640
*VirTra, Inc. 4 24
#VSE Corp. 1,023 104,980
Wabash National Corp. 1,781 31,061
Waste Management, Inc. 5,863 1,265,529
#Watsco, Inc. 531 251,168
Watts Water Technologies, Inc.,
Class A 816 155,521
Werner Enterprises, Inc. 2,267 83,630
WESCO International, Inc. 1,636 314,063
Westinghouse Air Brake
Technologies Corp. 2,733 513,749
*Wilhelmina International, Inc. 400 1,340
*Willdan Group, Inc. 417 19,728
Willis Lease Finance Corp. 318 57,663
#*WillScot Holdings Corp. 8,130 269,428
Woodward, Inc. 1,653 271,241
WW Grainger, Inc. 1,135 1,258,976
#*Xometry, Inc., Class A 1,134 22,317
*XPO, Inc. 4,984 650,562
Xylem, Inc. 3,880 472,506
#Zurn Elkay Water Solutions
Corp. 5,474 197,611
TOTAL INDUSTRIALS 118,610,684
INFORMATION TECHNOLOGY — (24.6%)
#*8x8, Inc. 24 54

44
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
A10 Networks, Inc. 1,838 $ 26,927
Accenture PLC, Class A 9,613 3,314,755
*ACI Worldwide, Inc. 3,198 157,342
Adeia, Inc. 5,150 64,014
*Adobe, Inc. 6,127 2,929,196
Advanced Energy Industries, Inc. 1,422 154,330
*Advanced Micro Devices, Inc. 15,529 2,237,263
*Agilysys, Inc. 88 8,804
*Akamai Technologies, Inc. 5,524 558,366
*Alarm.com Holdings, Inc. 1,215 64,796
*Alkami Technology, Inc. 1,841 67,399
#*Allegro MicroSystems, Inc. 2,951 61,499
*Alpha & Omega Semiconductor,
Ltd. 1,284 42,423
#*Altair Engineering, Inc., Class A 903 93,903
*Ambarella, Inc. 1,187 66,698
Amdocs, Ltd. 3,034 266,218
Amkor Technology, Inc. 10,515 267,607
Amphenol Corp., Class A 12,425 832,724
Analog Devices, Inc. 3,983 888,647
*ANSYS, Inc. 492 157,642
*Appfolio, Inc., Class A 496 103,104
Apple, Inc. 216,515 48,912,904
Applied Materials, Inc. 9,837 1,786,202
#*Applied Optoelectronics, Inc. 1,568 24,492
*AppLovin Corp., Class A 4,954 839,158
*Arista Networks, Inc. 2,190 846,304
*Arrow Electronics, Inc. 2,479 294,183
*ASGN, Inc. 2,328 214,409
*Aspen Technology, Inc. 2,187 513,355
*AstroNova, Inc. 4 51
*Atlassian Corp., Class A 702 132,355
*Aurora Innovation, Inc. 31,671 164,531
*Autodesk, Inc. 3,755 1,065,669
*AvePoint, Inc. 4,391 53,307
Avnet, Inc. 3,480 188,651
*Axcelis Technologies, Inc. 863 73,623
*AXT, Inc. 8 21
Badger Meter, Inc. 712 142,436
Bel Fuse, Inc., Class B 437 32,959
Belden, Inc. 1,863 212,140
Benchmark Electronics, Inc. 1,993 86,297
Bentley Systems, Inc., Class B 6,497 313,545
*BILL Holdings, Inc. 120 7,003
*BK Technologies Corp. 167 4,674
*Blackbaud, Inc. 1,392 105,110
*BlackLine, Inc. 1,241 68,714
#*Box, Inc., Class A 4,248 134,916
Broadcom, Inc. 43,948 7,461,052
#*C3.ai, Inc., Class A 1,960 48,275
*Cadence Design Systems, Inc. 2,008 554,449
*Calix, Inc. 1,329 47,020
*CCC Intelligent Solutions
Holdings, Inc. 20,252 210,823
CDW Corp. 2,957 556,596
*CEVA, Inc. 607 14,164
*Ciena Corp. 6,367 404,368
#*Cipher Mining, Inc. 15,224 75,054
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Cirrus Logic, Inc. 2,055 $ 225,680
Cisco Systems, Inc. 62,006 3,396,069
#*Cleanspark, Inc. 572 6,069
#Clear Secure, Inc., Class A 2,112 77,679
*Clearfield, Inc. 322 11,569
Climb Global Solutions, Inc. 161 16,485
*Cloudflare, Inc., Class A 1,245 109,199
#*Coda Octopus Group, Inc. 4 34
Cognex Corp. 5,969 240,133
Cognizant Technology Solutions
Corp., Class A 11,232 837,795
*Coherent Corp. 4,930 455,729
*Cohu, Inc. 899 22,403
*Commvault Systems, Inc. 948 148,068
*Consensus Cloud Solutions, Inc. 731 16,214
Corning, Inc. 20,321 967,076
*CPI Card Group, Inc. 4 86
#Crane NXT Co. 2,141 116,192
*Credo Technology Group
Holding, Ltd. 3,390 127,803
*Crexendo, Inc. 4 22
*Crowdstrike Holdings, Inc., Class
A 750 222,652
CSP, Inc. 731 9,116
CTS Corp. 847 41,918
*Daily Journal Corp. 58 28,130
*Daktronics, Inc. 2,262 29,474
*Data Storage Corp. 4 14
*Datadog, Inc., Class A 3,126 392,125
Dell Technologies, Inc., Class C 2,921 361,123
*Diebold Nixdorf, Inc. 2,144 99,224
*Digi International, Inc. 1,512 43,803
#*DigitalOcean Holdings, Inc. 3,236 128,081
*Diodes, Inc. 1,574 92,048
*DocuSign, Inc. 4,694 325,670
Dolby Laboratories, Inc., Class A 1,317 96,009
*DoubleVerify Holdings, Inc. 3,066 52,275
*Dropbox, Inc., Class A 4,858 125,579
*DXC Technology Co. 9,846 195,542
*Dynatrace, Inc. 7,855 422,599
*E2open Parent Holdings, Inc. 3,301 9,672
*Eastman Kodak Co. 24 113
*eGain Corp. 4 20
*Elastic NV 1,383 110,958
*Electro-Sensors, Inc. 210 830
*Enfusion, Inc., Class A 4 36
*Enphase Energy, Inc. 633 52,564
Entegris, Inc. 5,123 536,429
*Envestnet, Inc. 1,137 71,381
*EPAM Systems, Inc. 756 142,619
*ePlus, Inc. 864 76,853
*EverCommerce, Inc. 1,233 12,971
#*Evolv Technologies Holdings,
Inc. 4,836 10,397
*Extreme Networks, Inc. 1,509 22,529
*F5, Inc. 1,722 402,741
*Fabrinet 733 176,631
*Fair Isaac Corp. 311 619,857

45
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*FARO Technologies, Inc. 4 $ 70
*First Solar, Inc. 1,088 211,594
*Flex, Ltd. 17,077 592,060
*FormFactor, Inc. 2,537 96,355
*Fortinet, Inc. 8,406 661,216
*Franklin Wireless Corp. 4 16
Frequency Electronics, Inc. 4 50
*Freshworks, Inc., Class A 3,577 41,851
*Gartner, Inc. 1,579 793,448
Gen Digital, Inc. 21,837 635,675
#*Globant SA 1,347 282,722
*GoDaddy, Inc., Class A 1,845 307,746
*Grid Dynamics Holdings, Inc. 3,380 53,810
#*GSI Technology, Inc. 4 13
*Guidewire Software, Inc. 1,750 325,955
Hackett Group, Inc. (The) 1,575 38,304
*Harmonic, Inc. 3,689 40,911
*HashiCorp, Inc., Class A 1,706 57,765
Hewlett Packard Enterprise Co. 26,177 510,190
HP, Inc. 17,927 636,767
*HubSpot, Inc. 318 176,423
*Ichor Holdings, Ltd. 1,227 33,448
*Infinera Corp. 3,111 20,906
*Informatica, Inc., Class A 5,258 143,543
*Insight Enterprises, Inc. 1,323 231,419
*Intapp, Inc. 1,572 78,867
Intel Corp. 29,749 640,198
*Intellicheck, Inc. 2,213 5,643
#InterDigital, Inc. 1,563 235,138
International Business Machines
Corp. 16,199 3,348,657
*Intevac, Inc. 6 20
Intuit, Inc. 2,579 1,573,964
#*IonQ, Inc. 2,436 36,613
*IPG Photonics Corp. 659 53,353
*Itron, Inc. 1,092 122,042
Jabil, Inc. 4,838 595,509
*Jamf Holding Corp. 2,486 41,367
*JFrog, Ltd. 3,441 100,408
Juniper Networks, Inc. 4,728 183,919
*Key Tronic Corp. 8 48
*Keysight Technologies, Inc. 3,275 488,008
KLA Corp. 1,992 1,327,130
*Knowles Corp. 4,757 82,391
Kulicke & Soffa Industries, Inc. 1,695 76,038
*KVH Industries, Inc. 4 19
*Kyndryl Holdings, Inc. 13,869 317,461
Lam Research Corp. 10,980 816,363
*Lantronix, Inc. 5,772 22,569
*Lattice Semiconductor Corp. 489 24,773
*LGL Group, Inc. (The) 222 1,356
Littelfuse, Inc. 1,273 311,414
*LiveRamp Holdings, Inc. 2,452 61,374
Logility Supply Chain Solutions,
Inc. 8 84
#*Lumentum Holdings, Inc. 2,332 148,945
*Luna Innovations, Inc. 12 19
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*MACOM Technology Solutions
Holdings, Inc. 1,158 $ 130,159
*Manhattan Associates, Inc. 1,494 393,460
#*MARA Holdings, Inc. 260 4,360
Marvell Technology, Inc. 4,790 383,727
*Matterport, Inc. 2,676 12,203
*MaxLinear, Inc. 2,079 26,965
*Meridianlink, Inc. 2,083 45,743
Microchip Technology, Inc. 13,393 982,644
Micron Technology, Inc. 11,260 1,122,059
Microsoft Corp. 105,133 42,720,795
*Mirion Technologies, Inc. 7,745 114,626
MKS Instruments, Inc. 2,619 260,145
*MongoDB, Inc. 660 178,464
Monolithic Power Systems, Inc. 565 429,004
Motorola Solutions, Inc. 1,183 531,581
*M-Tron Industries, Inc., Class M 269 13,552
*N-able, Inc. 4,498 55,011
Napco Security Technologies, Inc. 1,043 40,135
*nCino, Inc. 4,038 150,617
*NCR Voyix Corp. 3,300 42,273
NetApp, Inc. 4,133 476,576
*NETGEAR, Inc. 757 16,593
*NetScout Systems, Inc. 1,909 40,146
*NetSol Technologies, Inc. 636 1,889
*nLight, Inc. 1,402 17,497
*Nortech Systems, Inc. 1,076 12,266
*Novanta, Inc. 986 167,857
*Nutanix, Inc., Class A 7,576 470,470
NVE Corp. 142 10,703
NVIDIA Corp. 373,893 49,638,035
NXP Semiconductors NV 3,668 860,146
*Okta, Inc. 3,444 247,589
*Olo, Inc., Class A 2,662 13,337
*ON Semiconductor Corp. 7,385 520,569
*ON24, Inc. 12 73
*OneSpan, Inc. 694 11,576
*Onto Innovation, Inc. 1,149 227,881
*Optical Cable Corp. 4 10
Oracle Corp. 33,095 5,554,665
*OSI Systems, Inc. 411 54,338
*Ouster, Inc. 3,382 22,423
*Palantir Technologies, Inc.,
Class A 13,195 548,384
*Palo Alto Networks, Inc. 1,917 690,753
#*PAR Technology Corp. 1,288 75,979
PC Connection, Inc. 1,546 98,403
*PDF Solutions, Inc. 1,392 39,421
Pegasystems, Inc. 2,576 204,637
#*Penguin Solutions, Inc. 2,151 32,373
*Photronics, Inc. 3,609 82,285
*Plexus Corp. 1,201 173,064
Power Integrations, Inc. 1,317 79,586
*Powerfleet, Inc. 8 40
*Procore Technologies, Inc. 2,205 144,758
Progress Software Corp. 1,705 109,273
*PTC, Inc. 1,478 273,918
*Pure Storage, Inc., Class A 6,655 333,083

46
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Q2 Holdings, Inc. 1,307 $ 110,651
*Qorvo, Inc. 2,654 189,124
QUALCOMM, Inc. 15,199 2,473,941
*Qualys, Inc. 593 70,709
*Rambus, Inc. 811 38,782
*Red Violet, Inc. 4 120
ReposiTrak, Inc. 4 77
*RF Industries, Ltd. 4 17
*Ribbon Communications, Inc. 4,842 17,238
Richardson Electronics, Ltd. 4 55
*Rimini Street, Inc. 8 14
*RingCentral, Inc., Class A 2,837 102,160
*Rogers Corp. 573 57,460
Roper Technologies, Inc. 633 340,383
Salesforce, Inc. 9,534 2,777,922
*Samsara, Inc., Class A 748 35,747
*Sanmina Corp. 2,502 175,390
Sapiens International Corp. NV 2,261 83,386
*ScanSource, Inc. 1,071 45,421
Seagate Technology Holdings
PLC 2,703 271,300
#*SecureWorks Corp., Class A 4 33
*SEMrush Holdings, Inc., Class A 1,159 15,194
*SentinelOne, Inc., Class A 10,162 262,078
*ServiceNow, Inc. 1,145 1,068,274
*SigmaTron International, Inc. 4 11
*Silicon Laboratories, Inc. 1,168 121,308
*SiTime Corp. 893 150,926
*SkyWater Technology, Inc. 20 196
Skyworks Solutions, Inc. 5,261 460,758
*SmartRent, Inc. 60 101
*Snowflake, Inc., Class A 2,157 247,667
SolarWinds Corp. 7,104 92,920
*SPS Commerce, Inc. 657 108,405
*Stratasys, Ltd. 20 143
#*Super Micro Computer, Inc. 7,441 216,608
*Synaptics, Inc. 1,436 98,610
*Synchronoss Technologies, Inc. 756 8,142
*Synopsys, Inc. 1,175 603,492
Taitron Components, Inc. 2,421 6,827
TD SYNNEX Corp. 1,965 226,663
TE Connectivity PLC 7,139 1,052,431
*Teledyne Technologies, Inc. 907 412,975
*Telos Corp. 10 35
Teradyne, Inc. 3,482 369,823
*Terawulf, Inc. 13,441 87,635
Texas Instruments, Inc. 12,881 2,616,904
*Trimble, Inc. 8,146 492,833
*TTM Technologies, Inc. 6,241 140,048
*Turtle Beach Corp. 4 64
*Twilio, Inc., Class A 3,713 299,453
*Tyler Technologies, Inc. 590 357,298
*UiPath, Inc., Class A 11,939 147,566
*Ultra Clean Holdings, Inc. 2,523 84,394
*Unisys Corp. 4 28
Universal Display Corp. 1,051 189,516
*Varonis Systems, Inc. 779 39,238
*Veeco Instruments, Inc. 3,398 97,794
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Verint Systems, Inc. 1,342 $ 28,585
*VeriSign, Inc. 2,432 430,075
#*Vertex, Inc., Class A 1,389 57,657
*Viant Technology, Inc., Class A 8 93
*Viasat, Inc. 4,195 40,272
*Viavi Solutions, Inc. 6,126 56,482
Vishay Intertechnology, Inc. 4,446 75,404
Vontier Corp. 7,542 279,657
*Western Digital Corp. 7,402 483,425
*WidePoint Corp. 689 2,522
*Workday, Inc., Class A 1,439 336,510
#Xerox Holdings Corp. 5,733 46,839
*Xperi, Inc. 2,220 20,269
*Yext, Inc. 4,946 35,809
*Zebra Technologies Corp. 1,979 755,919
*Zoom Video Communications,
Inc., Class A 8,597 642,540
*Zscaler, Inc. 866 156,564
*Zuora, Inc., Class A 1,584 15,682
TOTAL INFORMATION
TECHNOLOGY 235,443,467
MATERIALS — (3.6%)
AdvanSix, Inc. 1,332 37,789
Air Products and Chemicals, Inc. 1,968 611,123
Alcoa Corp. 7,784 312,061
Alpha Metallurgical Resources,
Inc. 401 83,528
Amcor PLC 69,809 776,974
AptarGroup, Inc. 2,456 412,387
*Arcadium Lithium PLC 2,227 12,003
Arch Resources, Inc. 841 123,425
Ardagh Metal Packaging SA 12,242 45,051
*Arq, Inc. 3,130 18,342
*Ascent Industries Co. 4 38
Ashland, Inc. 2,467 208,634
*Aspen Aerogels, Inc. 2,739 48,864
*ATI, Inc. 6,364 335,446
Avery Dennison Corp. 3,214 665,394
Avient Corp. 4,321 201,402
*Axalta Coating Systems, Ltd. 10,788 409,081
Balchem Corp. 901 150,764
Ball Corp. 5,160 305,730
Berry Global Group, Inc. 7,144 503,295
Cabot Corp. 2,374 255,988
Caledonia Mining Corp. PLC 6 89
Carpenter Technology Corp. 1,937 289,581
Celanese Corp. 4,385 552,378
*Century Aluminum Co. 5,286 93,298
CF Industries Holdings, Inc. 8,268 679,878
Chemours Co. (The) 611 11,096
*Clearwater Paper Corp. 525 13,225
*Cleveland-Cliffs, Inc. 16,747 217,376
*Coeur Mining, Inc. 15,771 101,565
Commercial Metals Co. 5,726 308,059
Corteva, Inc. 15,841 965,034
CRH PLC 3,045 290,584
Crown Holdings, Inc. 4,036 377,568
*Dakota Gold Corp. 24 52

47
Dimensional US Core Equity 1 ETF
continued
Shares Value†
MATERIALS — (Continued)
Dow, Inc. 16,907 $ 834,868
DuPont de Nemours, Inc. 8,191 679,771
Eagle Materials, Inc. 1,273 363,391
Eastman Chemical Co. 4,029 423,408
Ecolab, Inc. 3,560 874,799
Element Solutions, Inc. 9,188 248,995
Flexible Solutions International,
Inc. 602 2,408
FMC Corp. 2,283 148,372
Freeport-McMoRan, Inc. 13,670 615,423
Friedman Industries, Inc. 4 56
*Gatos Silver, Inc. 1,987 36,859
#Graphic Packaging Holding Co. 15,412 435,543
Greif, Inc., Class A 923 57,632
Greif, Inc., Class B 4 268
Hawkins, Inc. 920 98,348
Haynes International, Inc. 4 241
HB Fuller Co. 2,943 215,369
Hecla Mining Co. 31,047 201,495
Huntsman Corp. 8,425 185,350
*Idaho Strategic Resources, Inc. 6 96
*Ingevity Corp. 2,033 84,959
Innospec, Inc. 848 91,397
International Flavors &
Fragrances, Inc. 3,525 350,491
International Paper Co. 12,142 674,367
*Intrepid Potash, Inc. 4 100
Kaiser Aluminum Corp. 744 55,249
*Knife River Corp. 1,630 158,632
Koppers Holdings, Inc. 1,083 36,833
Kronos Worldwide, Inc. 2,118 24,442
Linde PLC 7,614 3,473,126
Louisiana-Pacific Corp. 3,446 340,809
*LSB Industries, Inc. 2,458 20,156
LyondellBasell Industries NV,
Class A 10,086 875,969
Martin Marietta Materials, Inc. 1,224 725,024
Materion Corp. 624 63,417
Mativ Holdings, Inc. 2,020 31,209
*McEwen Mining, Inc. 2,396 22,786
Mercer International, Inc. 944 6,155
*Metallus, Inc. 1,495 21,064
Minerals Technologies, Inc. 1,206 90,800
Mosaic Co. (The) 3,162 84,615
Myers Industries, Inc. 473 5,572
NewMarket Corp. 478 250,936
Newmont Corp. 18,989 862,860
*Nexa Resources SA 1,501 12,038
#Northern Technologies
International Corp. 4 51
Nucor Corp. 5,383 763,525
*O-I Glass, Inc. 1,714 19,042
Olin Corp. 5,098 209,171
Orion SA 1,268 19,007
Packaging Corp. of America 4,724 1,081,513
Pactiv Evergreen, Inc. 7,185 81,478
*Perimeter Solutions SA 8,795 116,798
PPG Industries, Inc. 6,899 858,994
Shares Value†
MATERIALS — (Continued)
#*PureCycle Technologies, Inc. 3,133 $ 40,792
Quaker Chemical Corp. 753 114,140
Radius Recycling, Inc. 8 129
#Ramaco Resources, Inc., Class
A 962 9,764
*Ranpak Holdings Corp. 2,509 15,255
*Rayonier Advanced Materials,
Inc. 2,896 23,052
Reliance, Inc. 2,268 649,419
Royal Gold, Inc. 2,082 304,097
RPM International, Inc. 5,763 732,535
Sealed Air Corp. 6,365 230,286
Sensient Technologies Corp. 1,325 100,011
Sherwin-Williams Co. (The) 4,432 1,590,069
Silgan Holdings, Inc. 4,428 229,105
Smurfit WestRock PLC, GDR 6,434 331,351
Sonoco Products Co. 4,619 242,590
Southern Copper Corp. 834 91,365
Steel Dynamics, Inc. 6,311 823,585
Stepan Co. 1,274 92,161
*Summit Materials, Inc., Class A 5,468 259,238
SunCoke Energy, Inc. 4,431 45,684
Sylvamo Corp. 2,415 205,323
*Tredegar Corp. 12 93
TriMas Corp. 4,556 122,329
Tronox Holdings PLC 7,717 93,530
United States Lime & Minerals,
Inc. 860 96,991
United States Steel Corp. 3,260 126,651
*Universal Stainless & Alloy
Products, Inc. 600 26,232
*US Gold Corp. 4 25
Vulcan Materials Co. 2,898 793,849
Warrior Met Coal, Inc. 310 19,570
Westlake Corp. 1,948 257,019
TOTAL MATERIALS 34,018,619
REAL ESTATE — (0.3%)
*Anywhere Real Estate, Inc. 4,367 16,857
*CBRE Group, Inc., Class A 6,119 801,406
*Compass, Inc., Class A 7,655 48,609
*Comstock Holding Cos., Inc. 4 46
*CoStar Group, Inc. 6,963 506,837
*Cushman & Wakefield PLC 9,917 134,375
#eXp World Holdings, Inc. 2,306 30,716
*Five Point Holdings LLC, Class A 16 64
*Forestar Group, Inc. 2,858 90,227
*FRP Holdings, Inc. 428 12,412
*Howard Hughes Holdings, Inc. 1,843 140,142
*Jones Lang LaSalle, Inc. 1,786 483,935
Kennedy-Wilson Holdings, Inc. 3,925 41,958
Marcus & Millichap, Inc. 2,011 76,096
*Maui Land & Pineapple Co., Inc. 4 88
Newmark Group, Inc., Class A 5,424 81,306
#*Opendoor Technologies, Inc. 35,929 62,876
RMR Group, Inc. (The), Class A 4 96
#*Seaport Entertainment Group,
Inc. 462 12,543
St. Joe Co. (The) 1,975 102,108

48
Dimensional US Core Equity 1 ETF
continued
Shares Value†
REAL ESTATE — (Continued)
*Stratus Properties, Inc. 4 $ 89
*Tejon Ranch Co. 1,176 18,710
*Zillow Group, Inc., Class A 1,786 103,677
*Zillow Group, Inc., Class C 5,211 313,129
TOTAL REAL ESTATE 3,078,302
UTILITIES — (2.5%)
AES Corp. (The) 16,556 273,008
ALLETE, Inc. 987 63,079
Alliant Energy Corp. 7,767 466,020
Ameren Corp. 2,207 192,252
American Electric Power Co., Inc. 10,848 1,071,240
American States Water Co. 1,052 86,748
American Water Works Co., Inc. 2,563 353,976
Artesian Resources Corp., Class
A 349 11,695
Atmos Energy Corp. 4,022 558,173
Avangrid, Inc. 346 12,356
Avista Corp. 2,155 80,769
Black Hills Corp. 2,539 150,283
Brookfield Renewable Corp.,
Class A 4,399 134,521
California Water Service Group 1,620 84,175
CenterPoint Energy, Inc. 21,024 620,839
Chesapeake Utilities Corp. 532 63,728
Clearway Energy, Inc., Class A 663 17,662
Clearway Energy, Inc., Class C 1,845 52,361
CMS Energy Corp. 6,933 482,606
Consolidated Edison, Inc. 5,856 595,438
Consolidated Water Co., Ltd. 4 95
Constellation Energy Corp. 3,859 1,014,763
Dominion Energy, Inc. 17,175 1,022,428
DTE Energy Co. 2,283 283,594
Duke Energy Corp. 7,125 821,299
Edison International 6,074 500,498
Entergy Corp. 2,777 429,824
Essential Utilities, Inc. 4,998 192,923
Evergy, Inc. 4,684 283,101
Eversource Energy 3,568 234,953
Exelon Corp. 17,185 675,371
FirstEnergy Corp. 6,198 259,262
Genie Energy, Ltd., Class B 46 723
Global Water Resources, Inc. 4 50
*Hawaiian Electric Industries, Inc. 4,199 43,124
IDACORP, Inc. 1,335 138,146
MGE Energy, Inc. 1,074 97,186
Middlesex Water Co. 307 18,785
Shares Value†
UTILITIES — (Continued)
National Fuel Gas Co. 2,124 $ 128,566
New Jersey Resources Corp. 3,892 178,604
NextEra Energy, Inc. 30,068 2,382,889
NiSource, Inc. 13,639 479,547
Northwest Natural Holding Co. 1,003 39,007
Northwestern Energy Group, Inc. 1,842 98,473
NRG Energy, Inc. 10,310 932,024
OGE Energy Corp. 6,685 267,333
ONE Gas, Inc. 2,121 151,164
Ormat Technologies, Inc. 2,784 219,992
Otter Tail Corp. 1,347 105,766
PG&E Corp. 39,459 797,861
#Pinnacle West Capital Corp. 2,763 242,619
Portland General Electric Co. 5,161 244,631
PPL Corp. 9,030 294,017
Public Service Enterprise Group,
Inc. 9,003 804,958
*Pure Cycle Corp. 4 42
RGC Resources, Inc. 595 12,180
Sempra 13,536 1,128,496
SJW Group 1,026 57,107
Southern Co. (The) 11,191 1,018,717
Southwest Gas Holdings, Inc. 1,650 120,863
Spire, Inc. 1,941 123,952
*Sunnova Energy International,
Inc. 1,910 11,594
TXNM Energy, Inc. 3,204 139,502
UGI Corp. 6,030 144,177
Unitil Corp. 474 27,440
Vistra Corp. 9,358 1,169,376
WEC Energy Group, Inc. 4,285 409,346
Xcel Energy, Inc. 8,812 588,730
York Water Co. (The) 4 141
TOTAL UTILITIES 23,706,168
TOTAL COMMON STOCKS 943,271,275
RIGHT/WARRANT —(0.0%)
HEALTH CARE — (0.0%)
*<Mirati Therapeutics 45 134
TOTAL RIGHT/WARRANT 134
TOTAL INVESTMENT SECURITIES — (98.5%)
(Cost $831,956,274) 943,271,409
SECURITIES LENDING COLLATERAL — (1.5%)
@§The DFA Short Term
Investment Fund 1,277,679 14,777,631
TOTAL INVESTMENTS — ( 100.0% )
(Cost $846,733,905) $ 958,049,040

49
Dimensional US Core Equity 1 ETF
continued
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 76,053,252 $ — $ — $ 76,053,252
Consumer Discretionary ................ 97,444,368 — — 97,444,368
Consumer Staples .................... 55,709,798 — — 55,709,798
Energy ............................. 47,538,339 — — 47,538,339
Financials ........................... 150,685,990 — — 150,685,990
Health Care ......................... 100,982,288 — — 100,982,288
Industrials ........................... 118,584,356 26,328 — 118,610,684
Information Technology ................ 235,443,467 — — 235,443,467
Materials ........................... 34,018,619 — — 34,018,619
Real Estate .......................... 3,078,302 — — 3,078,302
Utilities ............................. 23,706,168 — — 23,706,168
Right/Warrant
Health Care ......................... — — 134 134
Securities Lending Collateral .............. — 14,777,631 — 14,777,631
Total Investments ....................... $943,244,947 $14,803,959 $134> $958,049,040
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

50
Dimensional US High Profitability ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value†
COMMON STOCKS — ( 99.4% )
COMMUNICATION SERVICES — (0.8%)
#*Charter Communications, Inc.,
Class A 41,409 $ 13,566,003
#*Live Nation Entertainment, Inc. 27,880 3,265,863
Omnicom Group, Inc. 114,090 11,523,090
Verizon Communications, Inc. 681,557 28,713,996
#Warner Music Group Corp.,
Class A 34,156 1,091,626
TOTAL COMMUNICATION
SERVICES 58,160,578
CONSUMER DISCRETIONARY — (10.2%)
Best Buy Co., Inc. 356,255 32,216,140
Booking Holdings, Inc. 1,280 5,985,600
*Burlington Stores, Inc. 32,182 7,973,734
*Carvana Co. 1,909 472,115
*Chipotle Mexican Grill, Inc. 597,525 33,323,969
Darden Restaurants, Inc. 77,976 12,477,719
*Deckers Outdoor Corp. 9,228 1,484,693
Dick's Sporting Goods, Inc. 31,718 6,208,798
*Expedia Group, Inc. 83,918 13,117,223
Home Depot, Inc. (The) 461,467 181,702,631
Las Vegas Sands Corp. 196,568 10,192,051
Lowe's Cos., Inc. 38,705 10,134,130
*Lululemon Athletica, Inc. 70,528 21,010,291
Marriott International, Inc., Class
A 6,884 1,789,978
NIKE, Inc., Class B 486,951 37,558,531
*NVR, Inc. 1,229 11,248,803
*O'Reilly Automotive, Inc. 605 697,650
Pool Corp. 13,086 4,732,421
Ross Stores, Inc. 332,380 46,440,134
Royal Caribbean Cruises, Ltd. 306,449 63,235,751
Service Corp. International 232,853 19,012,447
Tapestry, Inc. 27,032 1,282,668
TJX Cos., Inc. (The) 845,792 95,599,870
Tractor Supply Co. 198,625 52,736,924
*Ulta Beauty, Inc. 34,160 12,604,357
Williams-Sonoma, Inc. 175,482 23,537,401
TOTAL CONSUMER
DISCRETIONARY 706,776,029
CONSUMER STAPLES — (10.0%)
Albertsons Cos., Inc., Class A 213,009 3,855,463
Altria Group, Inc. 136,187 7,416,744
*BJ's Wholesale Club Holdings,
Inc. 46,246 3,918,424
Clorox Co. (The) 62,046 9,837,393
Coca-Cola Co. (The) 1,258,596 82,198,905
Colgate-Palmolive Co. 440,291 41,259,670
Costco Wholesale Corp. 176,204 154,034,013
Hershey Co. (The) 48,535 8,618,845
Kellanova 223,842 18,052,857
Kenvue, Inc. 283,140 6,492,400
Kimberly-Clark Corp. 282,905 37,960,193
Kroger Co. (The) 1,218,673 67,965,393
Shares Value†
CONSUMER STAPLES — (Continued)
Lamb Weston Holdings, Inc. 9,801 $ 761,440
PepsiCo, Inc. 890,826 147,948,382
Procter & Gamble Co. (The) 120,090 19,836,466
Sysco Corp. 505,650 37,898,467
Target Corp. 299,573 44,947,933
TOTAL CONSUMER STAPLES 693,002,988
ENERGY — (4.3%)
APA Corp. 4,356 102,802
Cheniere Energy, Inc. 294,985 56,454,229
ConocoPhillips 566,750 62,081,795
Coterra Energy, Inc. 76,905 1,839,568
Devon Energy Corp. 499,480 19,319,887
EOG Resources, Inc. 120,366 14,679,837
#Expand Energy Corp. 44,096 3,735,813
Exxon Mobil Corp. 444 51,850
Halliburton Co. 226,538 6,284,164
Hess Corp. 243,688 32,771,162
Marathon Petroleum Corp. 121,822 17,721,446
Occidental Petroleum Corp. 864,277 43,308,921
Targa Resources Corp. 181,124 30,240,463
#Texas Pacific Land Corp. 5,915 6,896,890
Valero Energy Corp. 47,549 6,169,958
TOTAL ENERGY 301,658,785
FINANCIALS — (10.5%)
American Express Co. 200,125 54,049,760
Ameriprise Financial, Inc. 165,100 84,250,530
Aon PLC, Class A 60,597 22,231,221
*Corpay, Inc. 61,438 20,257,337
Equitable Holdings, Inc. 249,253 11,301,131
FactSet Research Systems, Inc. 5,074 2,303,901
LPL Financial Holdings, Inc. 45,567 12,858,096
Marsh & McLennan Cos., Inc. 8,330 1,817,939
Mastercard, Inc., Class A 419,599 209,627,465
Moody's Corp. 68,686 31,186,192
Principal Financial Group, Inc. 18,661 1,537,666
Travelers Cos., Inc. (The) 43,953 10,809,801
Visa, Inc., Class A 937,767 271,811,765
TOTAL FINANCIALS 734,042,804
HEALTH CARE — (16.4%)
AbbVie, Inc. 1,031,494 210,290,682
Amgen, Inc. 295,664 94,659,786
Bristol-Myers Squibb Co. 1,142,957 63,742,712
Cardinal Health, Inc. 43,018 4,668,313
Cencora, Inc. 161,158 36,756,917
*DaVita, Inc. 53,801 7,521,918
Eli Lilly & Co. 368,675 305,904,394
Gilead Sciences, Inc. 669,207 59,438,966
HCA Healthcare, Inc. 10,853 3,893,405
*Hologic, Inc. 10,372 838,784
*IDEXX Laboratories, Inc. 72,054 29,320,214
*IQVIA Holdings, Inc. 1,835 377,680
Johnson & Johnson 1,125,238 179,880,547
*Medpace Holdings, Inc. 8,361 2,627,193

51
Dimensional US High Profitability ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Merck & Co., Inc. 721,758 $ 73,850,278
*Mettler-Toledo International, Inc. 10,995 14,202,791
*Solventum Corp. 12,063 875,532
*Waters Corp. 36,517 11,799,008
Zoetis, Inc. 211,392 37,792,662
TOTAL HEALTH CARE 1,138,441,782
INDUSTRIALS — (17.4%)
3M Co. 47,712 6,129,561
Advanced Drainage Systems, Inc. 35,388 5,303,953
Allegion PLC 59,595 8,321,250
Automatic Data Processing, Inc. 310,031 89,673,366
Booz Allen Hamilton Holding
Corp. 66,015 11,992,285
Broadridge Financial Solutions,
Inc. 70,390 14,842,435
*Builders FirstSource, Inc. 51,036 8,747,570
Caterpillar, Inc. 359,525 135,253,305
Cintas Corp. 215,112 44,272,201
CSX Corp. 764,456 25,716,300
Deere & Co. 183,112 74,103,595
Delta Air Lines, Inc. 610,662 34,942,080
Expeditors International of
Washington, Inc. 34,420 4,095,980
Fastenal Co. 211,355 16,523,734
Ferguson Enterprises, Inc. 231,230 45,492,190
Honeywell International, Inc. 299,057 61,510,044
Illinois Tool Works, Inc. 128,552 33,568,784
JB Hunt Transport Services, Inc. 11,235 2,029,266
Lennox International, Inc. 10,378 6,253,472
Lincoln Electric Holdings, Inc. 27,585 5,311,768
Lockheed Martin Corp. 126,941 69,316,133
Old Dominion Freight Line, Inc. 79,670 16,039,164
#Paychex, Inc. 359,053 50,026,855
Rockwell Automation, Inc. 74,248 19,802,684
Rollins, Inc. 212,893 10,035,776
Trane Technologies PLC 20,791 7,695,997
Union Pacific Corp. 464,991 107,910,461
*United Airlines Holdings, Inc. 201,335 15,756,477
United Parcel Service, Inc., Class
B 305,988 41,020,751
United Rentals, Inc. 92,709 75,353,875
Verisk Analytics, Inc. 109,818 30,169,201
Vertiv Holdings Co., Class A 269,352 29,437,480
Waste Management, Inc. 212,997 45,975,402
WW Grainger, Inc. 44,730 49,615,858
*XPO, Inc. 71,040 9,272,851
TOTAL INDUSTRIALS 1,211,512,104
INFORMATION TECHNOLOGY — (27.8%)
Accenture PLC, Class A 26,041 8,979,458
*Adobe, Inc. 189,990 90,830,419
Apple, Inc. 1,671,387 377,583,037
Applied Materials, Inc. 227,197 41,254,431
*AppLovin Corp., Class A 141,787 24,017,300
*Autodesk, Inc. 156,066 44,291,531
CDW Corp. 204,132 38,423,766
Dell Technologies, Inc., Class C 501 61,939
*Fortinet, Inc. 104,014 8,181,741
*Gartner, Inc. 67,790 34,064,475
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Gen Digital, Inc. 126,778 $ 3,690,508
*GoDaddy, Inc., Class A 37,460 6,248,328
International Business Machines
Corp. 621,968 128,573,225
Jabil, Inc. 148,326 18,257,447
KLA Corp. 69,796 46,500,189
Lam Research Corp. 683,900 50,847,965
*Manhattan Associates, Inc. 18,451 4,859,255
Microchip Technology, Inc. 327,363 24,018,623
Microsoft Corp. 764,674 310,725,280
Motorola Solutions, Inc. 39,191 17,610,476
NetApp, Inc. 132,191 15,242,944
NVIDIA Corp. 3,148,833 418,039,069
NXP Semiconductors NV 108,906 25,538,457
Oracle Corp. 874,163 146,719,518
QUALCOMM, Inc. 25,535 4,156,332
Seagate Technology Holdings
PLC 51,854 5,204,586
Texas Instruments, Inc. 205,504 41,750,193
TOTAL INFORMATION
TECHNOLOGY 1,935,670,492
MATERIALS — (1.3%)
Avery Dennison Corp. 79,252 16,407,542
CF Industries Holdings, Inc. 6,242 513,280
Crown Holdings, Inc. 6,509 608,917
LyondellBasell Industries NV,
Class A 162,615 14,123,113
Sherwin-Williams Co. (The) 150,186 53,882,231
#Southern Copper Corp. 18,015 1,973,543
Steel Dynamics, Inc. 30,996 4,044,978
TOTAL MATERIALS 91,553,604
UTILITIES — (0.7%)
NRG Energy, Inc. 79,584 7,194,393
Vistra Corp. 320,657 40,069,299
TOTAL UTILITIES 47,263,692
TOTAL COMMON STOCKS 6,918,082,858
TOTAL INVESTMENT SECURITIES — (99.4%)
(Cost $5,809,316,458) 6,918,082,858
SECURITIES LENDING COLLATERAL — (0.6%)
@§The DFA Short Term
Investment Fund 3,598,239 41,617,229
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,850,933,687) $ 6,959,700,087

52
Dimensional US High Profitability ETF
continued
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 58,160,578 $ — $ — $ 58,160,578
Consumer Discretionary ................ 706,776,029 — — 706,776,029
Consumer Staples .................... 693,002,988 — — 693,002,988
Energy ............................. 301,658,785 — — 301,658,785
Financials ........................... 734,042,804 — — 734,042,804
Health Care ......................... 1,138,441,782 — — 1,138,441,782
Industrials ........................... 1,211,512,104 — — 1,211,512,104
Information Technology ................ 1,935,670,492 — — 1,935,670,492
Materials ........................... 91,553,604 — — 91,553,604
Utilities ............................. 47,263,692 — — 47,263,692
Securities Lending Collateral .............. — 41,617,229 — 41,617,229
Total Investments ....................... $6,918,082,858 $41,617,229 $— $6,959,700,087
See accompanying Notes to Financial Statements.

53
Dimensional US Large Cap Value ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value †
COMMON STOCKS — ( 99 .9% )
COMMUNICATION SERVICES — ( 6 .9% )
AT&T, Inc. 1,549,752 $ 34,931,410
*Charter Communications, Inc.,
Class A 1,868 611,976
Comcast Corp., Class A 955,326 41,719,086
Electronic Arts, Inc. 61,592 9,291,153
Fox Corp., Class A 72,616 3,049,872
Fox Corp., Class B 36,109 1,406,807
#Interpublic Group of Cos., Inc.
(The) 57,987 1,704,818
*Liberty Media Corp. LIB New A 4 297
*Liberty Media Corp. LIB New C 18,483 1,475,683
News Corp., Class A 66,571 1,814,060
News Corp., Class B 18,821 546,562
Omnicom Group, Inc. 39,132 3,952,332
#Paramount Global, Class A 8 175
#Sirius XM Holdings, Inc. 8,797 234,528
*Take-Two Interactive Software,
Inc. 31,684 5,123,936
T-Mobile US, Inc. 105,523 23,548,513
Verizon Communications, Inc. 908,680 38,282,688
Walt Disney Co. (The) 118,310 11,381,422
*Warner Bros Discovery, Inc. 145,993 1,186,923
TOTAL COMMUNICATION
SERVICES 180,262,241
CONSUMER DISCRETIONARY — ( 4 .4% )
*Aptiv PLC 44,476 2,527,571
Aramark 17,913 677,649
Autoliv, Inc. 1,011 93,902
Best Buy Co., Inc. 3,384 306,015
BorgWarner, Inc. 80,169 2,696,083
*Caesars Entertainment, Inc. 2,702 108,215
*CarMax, Inc. 5,291 382,963
*Carnival Corp. 44,470 978,340
Dick's Sporting Goods, Inc. 3,245 635,209
DR Horton, Inc. 61,793 10,443,017
eBay, Inc. 201,939 11,613,512
Ford Motor Co. 1,275,399 13,123,856
Garmin, Ltd. 61,191 12,137,235
General Motors Co. 426,471 21,647,668
Gentex Corp. 148 4,486
Genuine Parts Co. 33,842 3,881,677
Hasbro, Inc. 536 35,178
Hyatt Hotels Corp., Class A 1,712 249,010
Lear Corp. 2,316 221,780
Lennar Corp., Class A 76,402 13,011,261
Lennar Corp., Class B 12 1,924
LKQ Corp. 52,442 1,929,341
*Mohawk Industries, Inc. 2,107 282,907
Penske Automotive Group, Inc. 2,171 326,887
PulteGroup, Inc. 105,012 13,602,204
Tapestry, Inc. 1,515 71,887
Toll Brothers, Inc. 25,398 3,719,283
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*TopBuild Corp. 1,726 $ 609,934
TOTAL CONSUMER
DISCRETIONARY 115,318,994
CONSUMER STAPLES — ( 5 .3% )
Albertsons Cos., Inc., Class A 96,515 1,746,921
Archer-Daniels-Midland Co. 45,730 2,524,753
Bunge Global SA 42,107 3,537,830
Campbell Soup Co. 78,087 3,642,759
Casey's General Stores, Inc. 5,942 2,341,267
Church & Dwight Co., Inc. 5,145 514,037
Conagra Brands, Inc. 53,957 1,561,516
Constellation Brands, Inc., Class
A 45,293 10,523,376
*Coty, Inc., Class A 7,700 57,288
*Darling Ingredients, Inc. 25,274 988,466
Dollar General Corp. 11,813 945,513
*Dollar Tree, Inc. 50,808 3,284,229
General Mills, Inc. 209,595 14,256,652
Hormel Foods Corp. 50,914 1,555,423
J.M. Smucker Co. (The) 29,122 3,305,638
Kenvue, Inc. 455,792 10,451,311
Keurig Dr Pepper, Inc. 242,054 7,975,679
Kraft Heinz Co. (The) 135,455 4,532,324
Kroger Co. (The) 301,552 16,817,555
McCormick & Co., Inc. 17,118 1,339,312
Molson Coors Beverage Co.,
Class B 12,661 689,645
Mondelez International, Inc.,
Class A 254,438 17,423,914
*Monster Beverage Corp. 364 19,176
*Performance Food Group Co. 27,433 2,228,931
Target Corp. 64,521 9,680,731
Tyson Foods, Inc., Class A 185,233 10,852,801
*US Foods Holding Corp. 80,197 4,944,145
Walgreens Boots Alliance, Inc. 23,156 219,056
TOTAL CONSUMER STAPLES 137,960,248
ENERGY — ( 12 .9% )
*Antero Resources Corp. 11,888 307,661
Baker Hughes Co. 371,919 14,162,675
Chevron Corp. 355,735 52,940,483
ConocoPhillips 305,705 33,486,926
Coterra Energy, Inc. 202,923 4,853,918
Devon Energy Corp. 200,992 7,774,371
Diamondback Energy, Inc. 88,086 15,570,962
EOG Resources, Inc. 100,018 12,198,195
EQT Corp. 43,117 1,575,495
#Expand Energy Corp. 17,826 1,510,219
Exxon Mobil Corp. 939,251 109,685,732
Halliburton Co. 227,390 6,307,799
Hess Corp. 13,416 1,804,184
HF Sinclair Corp. 18,252 704,710
Kinder Morgan, Inc. 373,208 9,147,328
Marathon Oil Corp. 85,614 2,371,508
Marathon Petroleum Corp. 83,221 12,106,159

54
Dimensional US Large Cap Value ETF
continued
Shares Value†
ENERGY — (Continued)
Matador Resources Co. 132 $ 6,878
Occidental Petroleum Corp. 79,496 3,983,544
ONEOK, Inc. 79,159 7,668,924
Ovintiv, Inc. 50,788 1,990,890
Permian Resources Corp. 42,202 575,213
Phillips 66 100,750 12,273,365
Schlumberger NV 39,233 1,572,066
Valero Energy Corp. 121,749 15,798,150
Williams Cos., Inc. (The) 148,332 7,768,147
TOTAL ENERGY 338,145,502
FINANCIALS — ( 24 .1% )
Aflac, Inc. 65,793 6,894,448
Allstate Corp. (The) 20,593 3,841,006
Ally Financial, Inc. 27,742 972,357
American Financial Group, Inc. 1,075 138,600
American International Group,
Inc. 191,056 14,497,329
*Arch Capital Group, Ltd. 107,696 10,614,518
Bank of America Corp. 596,345 24,939,148
Bank of New York Mellon Corp.
(The) 250,283 18,861,327
*Berkshire Hathaway, Inc., Class
B 124,540 56,157,577
Blackrock, Inc. 1,934 1,897,312
*Block, Inc. 65,165 4,712,733
Capital One Financial Corp. 71,648 11,663,578
Carlyle Group, Inc. (The) 1,644 82,249
Charles Schwab Corp. (The) 15,283 1,082,495
Chubb, Ltd. 56,541 15,969,440
Cincinnati Financial Corp. 10,330 1,454,774
Citigroup, Inc. 160,536 10,301,595
Citizens Financial Group, Inc. 25,392 1,069,511
CME Group, Inc. 4,688 1,056,488
CNA Financial Corp. 40 1,916
Corebridge Financial, Inc. 77,567 2,464,304
Discover Financial Services 104,825 15,559,175
East West Bancorp, Inc. 7,739 754,475
Everest Group, Ltd. 25,702 9,139,888
Fidelity National Financial, Inc. 30,221 1,818,398
Fidelity National Information
Services, Inc. 124,209 11,145,274
Fifth Third Bancorp 230,110 10,051,205
First Citizens BancShares, Inc.,
Class A 2,443 4,732,946
*Fiserv, Inc. 49,201 9,736,878
Global Payments, Inc. 36,436 3,778,778
Globe Life, Inc. 16,269 1,718,006
Goldman Sachs Group, Inc. (The) 53,837 27,876,260
Hartford Financial Services
Group, Inc. (The) 149,140 16,471,022
Huntington Bancshares, Inc. 192,621 3,002,961
Intercontinental Exchange, Inc. 2,766 431,136
Invesco, Ltd. 9,985 173,140
JPMorgan Chase & Co. 582,513 129,271,285
KeyCorp 101,448 1,749,978
Loews Corp. 99,840 7,883,366
M&T Bank Corp. 28,486 5,545,655
*Markel Group, Inc. 1,892 2,917,483
Shares Value†
FINANCIALS — (Continued)
MetLife, Inc. 127,132 $ 9,969,691
Morgan Stanley 206,055 23,953,894
Nasdaq, Inc. 759 56,105
Northern Trust Corp. 26,395 2,653,225
*PayPal Holdings, Inc. 81,328 6,449,310
PNC Financial Services Group,
Inc. (The) 32,918 6,197,472
Principal Financial Group, Inc. 54,176 4,464,102
Prudential Financial, Inc. 123,572 15,135,099
Raymond James Financial, Inc. 69,096 10,241,409
Regions Financial Corp. 527,284 12,586,269
Reinsurance Group of America,
Inc. 4,146 875,138
RenaissanceRe Holdings, Ltd. 3,368 883,763
*Robinhood Markets, Inc., Class
A 60 1,409
State Street Corp. 50,708 4,705,702
Synchrony Financial 92,110 5,078,945
T. Rowe Price Group, Inc. 49,475 5,435,324
Travelers Cos., Inc. (The) 65,474 16,102,676
Truist Financial Corp. 80,378 3,460,273
Unum Group 1,750 112,315
US Bancorp 141,444 6,833,160
W. R. Berkley Corp. 53,512 3,059,281
Webster Financial Corp. 3,766 195,079
Wells Fargo & Co. 558,296 36,244,576
Willis Towers Watson PLC 13,178 3,982,260
TOTAL FINANCIALS 631,106,491
HEALTH CARE — ( 13 .4% )
Abbott Laboratories 200,858 22,771,271
*Align Technology, Inc. 16 3,280
*Avantor, Inc. 109,870 2,457,792
Baxter International, Inc. 42,891 1,531,209
Becton Dickinson & Co. 53,815 12,570,646
*Biogen, Inc. 22,897 3,984,078
*BioMarin Pharmaceutical, Inc. 12,668 834,695
*Boston Scientific Corp. 3,717 312,302
Bristol-Myers Squibb Co. 196,027 10,932,426
*Centene Corp. 127,386 7,931,052
*Charles River Laboratories
International, Inc. 10,373 1,852,410
Cigna Group (The) 60,790 19,137,300
*Cooper Cos., Inc. (The) 17,330 1,814,104
CVS Health Corp. 176,369 9,957,794
Danaher Corp. 82,779 20,335,489
*Edwards Lifesciences Corp. 55,984 3,751,488
Elevance Health, Inc. 52,962 21,489,861
*Fortrea Holdings, Inc. 13,554 227,978
GE HealthCare Technologies, Inc. 136,343 11,909,561
Gilead Sciences, Inc. 228,418 20,288,087
#*GRAIL, Inc. 321 4,356
*Henry Schein, Inc. 7,812 548,637
*Hologic, Inc. 51,154 4,136,824
Humana, Inc. 10,541 2,717,786
*ICON PLC 3,994 887,107
*Illumina, Inc. 1,931 278,334
*Incyte Corp. 4,342 321,829
*IQVIA Holdings, Inc. 413 85,004

55
Dimensional US Large Cap Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Johnson & Johnson 192,542 $ 30,779,764
Labcorp Holdings, Inc. 50,700 11,573,289
Medtronic PLC 209,820 18,726,435
*Moderna, Inc. 30,695 1,668,580
*Molina Healthcare, Inc. 11,076 3,557,833
Pfizer, Inc. 343,964 9,734,181
Quest Diagnostics, Inc. 42,262 6,543,425
*Regeneron Pharmaceuticals, Inc. 14,613 12,248,617
Revvity, Inc. 3,829 454,081
*Solventum Corp. 6,224 451,738
STERIS PLC 22,404 4,970,327
Teleflex, Inc. 3,597 723,213
*Tenet Healthcare Corp. 16,077 2,492,257
Thermo Fisher Scientific, Inc. 34,780 19,001,010
*United Therapeutics Corp. 10,551 3,945,757
UnitedHealth Group, Inc. 47,973 27,080,759
Universal Health Services, Inc.,
Class B 27,828 5,685,539
Viatris, Inc. 143,748 1,667,477
Zimmer Biomet Holdings, Inc. 62,086 6,638,235
TOTAL HEALTH CARE 351,015,217
INDUSTRIALS — ( 14 .0% )
AECOM 916 97,829
*Amentum Holdings, Inc. 19,863 590,726
AMETEK, Inc. 58,557 10,735,840
*Builders FirstSource, Inc. 41,424 7,100,074
Carlisle Cos., Inc. 10,740 4,534,750
Carrier Global Corp. 103,719 7,542,446
*Clean Harbors, Inc. 4,289 991,874
CNH Industrial NV 9,191 103,215
CSX Corp. 272,532 9,167,976
Cummins, Inc. 55,305 18,194,239
Deere & Co. 41,922 16,965,414
Delta Air Lines, Inc. 234,979 13,445,498
Dover Corp. 47,351 8,964,965
Eaton Corp. PLC 33,956 11,259,130
Emerson Electric Co. 59,089 6,397,566
FedEx Corp. 56,448 15,458,285
Fortive Corp. 64,289 4,592,163
Fortune Brands Innovations, Inc. 7,449 620,725
General Dynamics Corp. 44,033 12,840,463
Graco, Inc. 1,108 90,247
*GXO Logistics, Inc. 112 6,699
Huntington Ingalls Industries, Inc. 2,233 413,016
IDEX Corp. 5,564 1,194,257
Ingersoll Rand, Inc. 139,631 13,404,576
Jacobs Solutions, Inc. 19,863 2,792,341
JB Hunt Transport Services, Inc. 15,255 2,755,358
Johnson Controls International
PLC 189,474 14,314,761
Knight-Swift Transportation
Holdings, Inc. 6,414 334,041
L3Harris Technologies, Inc. 36,063 8,924,511
Leidos Holdings, Inc. 31,957 5,853,244
*NEXTracker, Inc., Class A 8,505 338,669
Nordson Corp. 3,486 864,145
Norfolk Southern Corp. 59,122 14,805,922
Northrop Grumman Corp. 16,771 8,536,774
Shares Value†
INDUSTRIALS — (Continued)
nVent Electric PLC 5,271 $ 393,058
Otis Worldwide Corp. 51,890 5,095,598
Owens Corning 43,953 7,770,451
PACCAR, Inc. 195,667 20,404,155
Parker-Hannifin Corp. 9,602 6,088,340
Pentair PLC 68,708 6,810,337
Quanta Services, Inc. 25,113 7,574,834
Republic Services, Inc. 17,250 3,415,500
RTX Corp. 172,389 20,857,345
Sensata Technologies Holding
PLC 104 3,571
Snap-on, Inc. 18,031 5,952,574
Southwest Airlines Co. 98,210 3,003,262
SS&C Technologies Holdings,
Inc. 62,163 4,347,059
Stanley Black & Decker, Inc. 13,676 1,271,047
Textron, Inc. 127,702 10,269,795
TransUnion 27,773 2,813,405
U-Haul Holding Co. 33,577 2,291,966
#*U-Haul Holding Co. 1,790 131,261
*United Airlines Holdings, Inc. 112,026 8,767,155
United Rentals, Inc. 18,369 14,930,323
Westinghouse Air Brake
Technologies Corp. 40,696 7,650,034
Xylem, Inc. 31,659 3,855,433
TOTAL INDUSTRIALS 367,928,242
INFORMATION TECHNOLOGY — ( 10 .1% )
*Advanced Micro Devices, Inc. 102,538 14,772,650
*Akamai Technologies, Inc. 45,413 4,590,346
Amdocs, Ltd. 107,038 9,392,049
Analog Devices, Inc. 83,648 18,662,705
*Arrow Electronics, Inc. 40 4,747
*Aspen Technology, Inc. 1,638 384,488
Cisco Systems, Inc. 813,000 44,528,010
Cognizant Technology Solutions
Corp., Class A 214,545 16,002,911
Corning, Inc. 435,440 20,722,590
Entegris, Inc. 9,700 1,015,687
*EPAM Systems, Inc. 2,969 560,102
*F5, Inc. 5,691 1,331,011
*First Solar, Inc. 27,818 5,410,045
*Flex, Ltd. 81,185 2,814,684
#*GLOBALFOUNDRIES, Inc. 17,131 625,281
Hewlett Packard Enterprise Co. 441,858 8,611,812
HP, Inc. 208,383 7,401,764
Intel Corp. 369,846 7,959,086
Jabil, Inc. 8,547 1,052,050
Juniper Networks, Inc. 66,283 2,578,409
*Keysight Technologies, Inc. 36,642 5,460,024
Marvell Technology, Inc. 61,819 4,952,320
Micron Technology, Inc. 89,752 8,943,787
*Okta, Inc. 8,064 579,721
*ON Semiconductor Corp. 97,172 6,849,654
*Qorvo, Inc. 5,537 394,567
Roper Technologies, Inc. 5,106 2,745,649
Salesforce, Inc. 115,879 33,763,664
Skyworks Solutions, Inc. 35,779 3,133,525
#*Super Micro Computer, Inc. 44,529 1,296,239

56
Dimensional US Large Cap Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
TD SYNNEX Corp. 1,872 $ 215,935
TE Connectivity PLC 106,311 15,672,368
*Teledyne Technologies, Inc. 5,458 2,485,137
*Trimble, Inc. 25,868 1,565,014
*Twilio, Inc., Class A 1,426 115,007
*Western Digital Corp. 51,216 3,344,917
*Zebra Technologies Corp. 8,672 3,312,444
*Zoom Video Communications,
Inc., Class A 21,381 1,598,016
TOTAL INFORMATION
TECHNOLOGY 264,848,415
MATERIALS — ( 8 .0% )
Air Products and Chemicals, Inc. 39,815 12,363,752
Amcor PLC 358,626 3,991,507
Ball Corp. 90,850 5,382,862
Celanese Corp. 24,705 3,112,089
CF Industries Holdings, Inc. 59,469 4,890,136
Corteva, Inc. 89,915 5,477,622
CRH PLC 36,261 3,460,387
Crown Holdings, Inc. 7,069 661,305
Dow, Inc. 402,060 19,853,723
DuPont de Nemours, Inc. 65,009 5,395,097
Eastman Chemical Co. 39,587 4,160,198
Freeport-McMoRan, Inc. 273,246 12,301,535
International Flavors &
Fragrances, Inc. 26,233 2,608,347
International Paper Co. 71,843 3,990,160
Linde PLC 33,999 15,508,644
LyondellBasell Industries NV,
Class A 144,600 12,558,510
Martin Marietta Materials, Inc. 24,035 14,236,892
Shares Value†
MATERIALS — (Continued)
Mosaic Co. (The) 6,013 $ 160,908
Newmont Corp. 195,894 8,901,423
Nucor Corp. 130,083 18,450,973
Packaging Corp. of America 28,230 6,462,976
PPG Industries, Inc. 75,360 9,383,074
Reliance, Inc. 17,461 4,999,783
Smurfit WestRock PLC 37,076 1,909,414
Steel Dynamics, Inc. 114,587 14,953,603
Vulcan Materials Co. 48,142 13,187,538
Westlake Corp. 7,898 1,042,062
TOTAL MATERIALS 209,404,520
REAL ESTATE — ( 0 .6% )
*CBRE Group, Inc., Class A 102,264 13,393,516
*CoStar Group, Inc. 19,682 1,432,653
*Jones Lang LaSalle, Inc. 6,898 1,869,082
*Zillow Group, Inc., Class A 8 465
*Zillow Group, Inc., Class C 8,824 530,234
TOTAL REAL ESTATE 17,225,950
UTILITIES — ( 0 .2% )
Brookfield Renewable Corp.,
Class A 12 367
NRG Energy, Inc. 51,865 4,688,596
TOTAL UTILITIES 4,688,963
TOTAL COMMON STOCKS 2,617,904,783
TOTAL INVESTMENT SECURITIES — (99.9%)
(Cost $2,375,581,896) 2,617,904,783
SECURITIES LENDING COLLATERAL — (0.1%)
@§The DFA Short Term
Investment Fund 314,092 3,632,786
TOTAL INVESTMENTS — ( 100 .0% )
(Cost $2,379,214,682) $ 2,621,537,569
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 180,262,241 $ — $ — $ 180,262,241
Consumer Discretionary ................ 115,318,994 — — 115,318,994
Consumer Staples .................... 137,960,248 — — 137,960,248
Energy ............................. 338,145,502 — — 338,145,502
Financials ........................... 631,106,491 — — 631,106,491
Health Care ......................... 351,015,217 — — 351,015,217
Industrials ........................... 367,928,242 — — 367,928,242
Information Technology ................ 264,848,415 — — 264,848,415
Materials ........................... 209,404,520 — — 209,404,520
Real Estate .......................... 17,225,950 — — 17,225,950
Utilities ............................. 4,688,963 — — 4,688,963

57
Dimensional US Large Cap Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Securities Lending Collateral .............. $ — $ 3,632,786 $ — $ 3,632,786
Total Investments ....................... $2,617,904,783 $3,632,786 $— $2,621,537,569
See accompanying Notes to Financial Statements.

58
Dimensional US Small Cap Value ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value†
COMMON STOCKS — ( 94.6% )
COMMUNICATION SERVICES — (3.4%)
#*Advantage Solutions, Inc. 493,334 $ 1,509,602
#*AMC Networks, Inc., Class A 105,128 851,537
#*Angi, Inc. 148,816 354,182
ATN International, Inc. 52,553 1,101,511
*Bandwidth, Inc., Class A 68,623 1,338,148
*Boston Omaha Corp., Class A 92,100 1,359,396
*Bumble, Inc., Class A 149,577 1,059,005
*BuzzFeed, Inc. 4,605 11,466
#Cable One, Inc. 13,600 4,645,216
*Cars.com, Inc. 32,566 520,730
*Consolidated Communications
Holdings, Inc. 44,317 205,409
*DHI Group, Inc. 138,119 226,515
*E.W. Scripps Co. (The), Class A 72,414 242,949
Entravision Communications
Corp., Class A 46,480 107,834
*Frontier Communications Parent,
Inc. 641,569 22,923,260
*Gaia, Inc. 13,395 71,395
*Gannett Co., Inc. 118,294 554,799
Gray Television, Inc. 295,987 1,690,086
*Integral Ad Science Holding
Corp. 137,478 1,627,740
John Wiley & Sons, Inc., Class A 14,389 709,378
*Liberty Broadband Corp., Class
A 33,310 2,672,461
*Liberty Broadband Corp., Class
C 159,598 12,898,710
*Liberty Global, Ltd., Class A 419,044 8,301,262
#*Liberty Global, Ltd., Class C 427,290 8,810,720
*Liberty Latin America, Ltd., Class
A 139,287 1,363,620
*Liberty Latin America, Ltd., Class
C 570,486 5,522,304
*Lions Gate Entertainment Corp.,
Class A 1,657 13,090
*Lions Gate Entertainment Corp.,
Class B 69,692 491,329
*Madison Square Garden
Entertainment Corp. 45,706 1,906,397
*Magnite, Inc. 170,654 2,129,762
Marcus Corp. (The) 102,856 1,940,893
Nexstar Media Group, Inc. 14,865 2,615,051
*Outbrain, Inc. 16,272 69,807
#Paramount Global, Class B 74,264 812,448
*Reservoir Media, Inc. 14,637 121,926
Saga Communications, Inc.,
Class A 22,250 311,722
Scholastic Corp. 102,319 2,540,581
Shenandoah Telecommunications
Co. 106,362 1,472,050
#Shutterstock, Inc. 10,933 350,840
*SPAR Group, Inc. 27,711 66,784
#*Sphere Entertainment Co. 34,339 1,435,714
Shares Value†
COMMUNICATION SERVICES — (Continued)
Spok Holdings, Inc. 4,400 $ 68,508
#TEGNA, Inc. 587,393 9,650,867
Telephone and Data Systems,
Inc. 413,730 12,308,467
*Thryv Holdings, Inc. 22,235 319,739
*United States Cellular Corp. 109,888 6,780,090
*Urban One, Inc. 10,380 11,107
*Vimeo, Inc. 210,149 1,002,411
*Ziff Davis, Inc. 154,063 7,128,495
*ZoomInfo Technologies, Inc. 223,017 2,464,338
TOTAL COMMUNICATION
SERVICES 136,691,651
CONSUMER DISCRETIONARY — (14.0%)
#*1-800-Flowers.com, Inc., Class
A 123,543 1,027,878
Academy Sports & Outdoors, Inc. 146,093 7,430,290
*Adient PLC 278,047 5,430,258
ADT, Inc. 1,932,570 13,914,504
*Adtalem Global Education, Inc. 141,921 11,484,247
Advance Auto Parts, Inc. 220,296 7,862,364
AMCON Distributing Co. 23 2,761
*American Axle & Manufacturing
Holdings, Inc. 399,654 2,258,045
American Eagle Outfitters, Inc. 237,049 4,643,790
*American Outdoor Brands, Inc. 42,420 361,418
*American Public Education, Inc. 6,097 92,491
*AMMO, Inc. 100,229 108,247
Arko Corp. 8,903 59,205
*Asbury Automotive Group, Inc. 63,048 14,364,856
#*Bally's Corp. 24,141 421,260
Bassett Furniture Industries, Inc. 30,225 434,938
*Beazer Homes USA, Inc. 12,249 376,779
*Biglari Holdings, Inc., Class A 52 44,108
*Biglari Holdings, Inc., Class B 2,460 418,963
*BJ's Restaurants, Inc. 40,359 1,496,915
BorgWarner, Inc. 620,719 20,874,780
*Caesars Entertainment, Inc. 59,604 2,387,140
Caleres, Inc. 66,609 1,988,279
*Capri Holdings, Ltd. 11,420 225,431
Cato Corp. (The), Class A 8,587 56,073
Century Communities, Inc. 125,702 11,144,739
*Chegg, Inc. 107,027 171,243
#*Citi Trends, Inc. 25,350 478,862
Clarus Corp. 95,193 400,763
*Cooper-Standard Holdings, Inc. 14,943 187,535
Crown Crafts, Inc. 6,209 28,189
*Culp, Inc. 1,206 6,404
Dana, Inc. 599,926 4,601,432
#Designer Brands, Inc., Class A 156,166 813,625
*Destination XL Group, Inc. 153,830 411,495
*Duluth Holdings, Inc., Class B 33,780 124,986
*El Pollo Loco Holdings, Inc. 117,156 1,431,646
Escalade, Inc. 944 12,300
#Ethan Allen Interiors, Inc. 106,114 2,936,174

59
Dimensional US Small Cap Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*First Watch Restaurant Group,
Inc. 114,426 $ 1,944,670
Flanigan's Enterprises, Inc. 168 4,215
Flexsteel Industries, Inc. 15,986 930,705
*Foot Locker, Inc. 310,097 7,191,149
*Full House Resorts, Inc. 3,522 17,927
Gap, Inc. (The) 323,466 6,718,389
*Genesco, Inc. 46,998 1,204,089
*Gentherm, Inc. 12,154 509,860
*G-III Apparel Group, Ltd. 165,392 5,008,070
Golden Entertainment, Inc. 19,174 563,236
*Goodyear Tire & Rubber Co.
(The) 945,584 7,574,128
*GoPro, Inc., Class A 1,785 2,410
Graham Holdings Co., Class B 12,839 10,827,129
*Green Brick Partners, Inc. 23,458 1,618,837
Group 1 Automotive, Inc. 51,598 18,798,183
#Guess?, Inc. 83,936 1,426,073
#Hamilton Beach Brands Holding
Co., Class A 1,309 36,194
Harley-Davidson, Inc. 433,586 13,853,073
Haverty Furniture Cos., Inc. 54,682 1,211,206
*Helen of Troy, Ltd. 72,752 4,630,665
#*Hilton Grand Vacations, Inc. 198,943 7,337,018
*Holley, Inc. 86,680 224,501
Hooker Furnishings Corp. 42,723 684,850
*Hovnanian Enterprises, Inc.,
Class A 4,789 843,056
*JAKKS Pacific, Inc. 30,444 960,508
Johnson Outdoors, Inc., Class A 30,278 957,390
KB Home 62,309 4,891,256
#Kohl's Corp. 364,695 6,739,564
#Krispy Kreme, Inc. 208,062 2,365,665
Lakeland Industries, Inc. 31,859 592,259
*Landsea Homes Corp. 88,005 913,492
*Latham Group, Inc. 200,599 1,303,894
Laureate Education, Inc. 180,354 3,098,482
La-Z-Boy, Inc. 152,894 5,817,617
#LCI Industries 56,580 6,296,222
Lear Corp. 139,846 13,391,653
*Legacy Housing Corp. 44,253 1,097,474
*LGI Homes, Inc. 92,516 9,395,925
*Life Time Group Holdings, Inc. 574,078 12,790,458
Lifetime Brands, Inc. 74,030 426,413
*Lincoln Educational Services
Corp. 35,096 466,075
Lithia Motors, Inc. 66,921 22,242,533
*Live Ventures, Inc. 1,115 12,555
#*Lovesac Co. (The) 44,287 1,291,409
Macy's, Inc. 905,226 13,886,167
*Malibu Boats, Inc., Class A 39,336 1,765,400
*MarineMax, Inc. 91,772 2,673,318
Marriott Vacations Worldwide
Corp. 108,570 8,363,147
*MasterCraft Boat Holdings, Inc. 40,251 698,757
#*Mister Car Wash, Inc. 30,122 226,216
*Mohawk Industries, Inc. 149,546 20,079,541
Monro, Inc. 74,046 2,029,601
*Motorcar Parts of America, Inc. 60,633 319,536
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Movado Group, Inc. 53,384 $ 986,002
*National Vision Holdings, Inc. 267,718 2,784,267
#Newell Brands, Inc. 1,096,509 9,649,279
*ODP Corp. (The) 128,108 3,975,191
*OneWater Marine, Inc. 3,045 66,290
#Oxford Industries, Inc. 10,326 749,874
#Patrick Industries, Inc. 25,628 3,228,615
Perdoceo Education Corp. 222,993 4,983,894
Phinia, Inc. 121,884 5,677,357
*Playa Hotels & Resorts NV 425,522 3,616,937
PVH Corp. 191,809 18,885,514
Rocky Brands, Inc. 31,185 634,303
*Sally Beauty Holdings, Inc. 144,428 1,877,564
#Shoe Carnival, Inc. 113,063 3,874,669
Signet Jewelers, Ltd. 64,668 5,928,762
*Skechers USA, Inc., Class A 84,580 5,198,287
Smith & Wesson Brands, Inc. 134,637 1,744,222
Sonic Automotive, Inc., Class A 72,766 4,128,015
*Sportsman's Warehouse
Holdings, Inc. 110,161 287,520
Standard Motor Products, Inc. 88,168 2,838,128
*Stoneridge, Inc. 74,795 522,817
Strategic Education, Inc. 81,699 7,104,545
*Strattec Security Corp. 14,089 529,042
#*Stride, Inc. 51,953 4,846,176
Sturm Ruger & Co., Inc. 9,044 355,610
Superior Group of Cos., Inc. 27,423 404,489
*Taylor Morrison Home Corp. 408,823 28,004,375
#Thor Industries, Inc. 196,006 20,400,304
*Tile Shop Holdings, Inc. 52,300 345,703
*Tilly's, Inc., Class A 17,089 68,698
#*Topgolf Callaway Brands Corp. 695,142 6,749,829
*Traeger, Inc. 3,345 10,370
*Tri Pointe Homes, Inc. 372,564 15,062,763
#*Under Armour, Inc., Class A 615,539 5,262,858
*Under Armour, Inc., Class C 771,714 6,096,541
*Universal Electronics, Inc. 2,555 22,510
*Urban Outfitters, Inc. 336,326 12,090,920
#*Vera Bradley, Inc. 109,951 550,855
*Vista Outdoor, Inc. 118,012 5,188,988
Weyco Group, Inc. 20,918 704,100
#Whirlpool Corp. 66,291 6,861,781
#Winnebago Industries, Inc. 100,071 5,607,979
Worthington Enterprises, Inc. 49,688 1,903,050
*Zumiez, Inc. 43,674 899,684
TOTAL CONSUMER
DISCRETIONARY 569,475,250
CONSUMER STAPLES — (3.9%)
#Alico, Inc. 19,402 475,543
Andersons, Inc. (The) 139,724 6,343,470
#B&G Foods, Inc. 222,978 1,899,773
Cal-Maine Foods, Inc. 112,849 9,905,885
#*Central Garden & Pet Co. 43,686 1,498,430
*Central Garden & Pet Co., Class
A 203,734 5,936,809
*Coty, Inc., Class A 416,941 3,102,041
*Darling Ingredients, Inc. 410,884 16,069,673
Dole PLC 271,266 4,380,946

60
Dimensional US Small Cap Value ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Duckhorn Portfolio, Inc. (The) 234,803 $ 2,573,441
Edgewell Personal Care Co. 209,769 7,331,427
Fresh Del Monte Produce, Inc. 193,267 6,205,803
*Grocery Outlet Holding Corp. 267,335 3,822,891
*Hain Celestial Group, Inc. (The) 84,222 735,258
*HF Foods Group, Inc. 6,538 22,360
Ingles Markets, Inc., Class A 60,027 3,833,324
Ingredion, Inc. 94,654 12,566,265
#MGP Ingredients, Inc. 48,500 2,329,940
*Mission Produce, Inc. 128,758 1,519,344
Natural Grocers by Vitamin
Cottage, Inc. 30,366 831,421
*Nature's Sunshine Products, Inc. 19,277 244,047
Oil-Dri Corp. of America 3,400 230,690
*Olaplex Holdings, Inc. 304,807 542,556
*Pilgrim's Pride Corp. 122,467 5,932,301
*Post Holdings, Inc. 185,357 20,242,838
PriceSmart, Inc. 34,570 2,872,076
Seaboard Corp. 3,348 9,260,601
*Seneca Foods Corp., Class A 8,970 554,615
*Simply Good Foods Co. (The) 40,166 1,351,988
SpartanNash Co. 137,411 2,891,127
*TreeHouse Foods, Inc. 168,751 6,139,161
*United Natural Foods, Inc. 196,675 4,000,370
Universal Corp. 104,870 5,339,980
*USANA Health Sciences, Inc. 35,745 1,320,420
Village Super Market, Inc., Class
A 41,906 1,195,997
Weis Markets, Inc. 111,185 6,992,425
*Willamette Valley Vineyards, Inc. 1,849 6,435
TOTAL CONSUMER STAPLES 160,501,671
ENERGY — (10.7%)
Adams Resources & Energy, Inc. 482 13,409
*Amplify Energy Corp. 170,669 1,129,829
*Antero Resources Corp. 613,983 15,889,880
APA Corp. 140,207 3,308,885
Ardmore Shipping Corp. 166,210 2,345,223
#Atlas Energy Solutions, Inc. 19,066 373,122
Berry Corp. 262,557 1,318,036
*Bristow Group, Inc. 96,904 3,214,306
California Resources Corp. 193,999 10,082,128
Chord Energy Corp. 69,440 8,686,944
Civitas Resources, Inc. 180,549 8,808,986
*Clean Energy Fuels Corp. 174,758 494,565
#*CNX Resources Corp. 604,207 20,561,164
#Comstock Resources, Inc. 999,129 11,549,931
CONSOL Energy, Inc. 83,517 9,263,706
#Crescent Energy Co., Class A 275,020 3,418,499
Delek US Holdings, Inc. 184,181 2,886,116
DHT Holdings, Inc. 657,004 6,780,281
*DMC Global, Inc. 65,804 663,962
#Dorian LPG, Ltd. 178,294 5,143,782
DT Midstream, Inc. 272,008 24,521,521
Epsilon Energy, Ltd. 20,755 122,247
Evolution Petroleum Corp. 66,401 341,965
#Expand Energy Corp. 303,039 25,673,464
#*Expro Group Holdings NV 373,886 4,767,046
*Forum Energy Technologies, Inc. 34,014 475,516
Shares Value†
ENERGY — (Continued)
FutureFuel Corp. 153,239 $ 925,564
*Geospace Technologies Corp. 31,732 355,398
#Granite Ridge Resources, Inc. 225,470 1,337,037
*Green Plains, Inc. 66,046 807,743
*Gulfport Energy Corp. 41,660 5,767,410
*Hallador Energy Co. 127,738 1,268,438
*Helix Energy Solutions Group,
Inc. 624,060 5,772,555
Helmerich & Payne, Inc. 389,363 13,082,597
HF Sinclair Corp. 224,751 8,677,636
#HighPeak Energy, Inc. 7,414 94,899
*Innovex International, Inc. 103,727 1,471,886
International Seaways, Inc. 185,855 8,092,127
#Kodiak Gas Services, Inc. 30,286 965,518
*Kosmos Energy, Ltd. 360,876 1,356,894
Liberty Energy, Inc. 533,659 9,109,559
*Mammoth Energy Services, Inc. 18,014 79,262
Matador Resources Co. 270,466 14,093,983
Murphy Oil Corp. 500,645 15,760,305
#*Nabors Industries, Ltd. 3,582 266,537
NACCO Industries, Inc., Class A 15,509 485,587
*Natural Gas Services Group, Inc. 48,085 941,023
*Newpark Resources, Inc. 276,029 1,838,353
#Noble Corp. PLC 251,830 8,053,523
#Nordic American Tankers, Ltd. 673,585 2,202,623
#Northern Oil & Gas, Inc. 193,708 7,021,915
NOV, Inc. 1,008,429 15,640,734
#*Oil States International, Inc. 177,808 841,032
*Par Pacific Holdings, Inc. 33,402 516,061
PBF Energy, Inc., Class A 430,543 12,279,086
#Peabody Energy Corp. 476,696 12,522,804
PHX Minerals, Inc. 87,915 317,373
*PrimeEnergy Resources Corp. 957 157,857
#*ProFrac Holding Corp., Class A 21,532 128,223
*ProPetro Holding Corp. 372,603 2,574,687
Range Resources Corp. 463,721 13,925,542
Ranger Energy Services, Inc. 61,614 799,750
*REX American Resources Corp. 66,116 2,957,369
Riley Exploration Permian, Inc. 37,477 1,001,011
#RPC, Inc. 657,519 3,734,708
SandRidge Energy, Inc. 2,395 26,561
Scorpio Tankers, Inc. 201,465 11,739,366
*SEACOR Marine Holdings, Inc. 82,480 560,864
*Seadrill, Ltd. 225,667 8,879,996
Select Water Solutions, Inc. 345,882 3,666,349
SFL Corp., Ltd. 493,340 5,234,337
SM Energy Co. 414,314 17,388,759
Solaris Energy Infrastructure, Inc. 7,718 101,414
*Stabilis Solutions, Inc. 500 2,165
*Talos Energy, Inc. 562,959 5,753,441
*Teekay Corp., Ltd. 385,801 3,229,154
*Teekay Tankers, Ltd., Class A 120,402 5,740,767
#*TOP Ships, Inc. 3,844 30,844
#*Transocean, Ltd. 2,815,951 12,221,227
VAALCO Energy, Inc. 197,840 1,056,466
#*Valaris, Ltd. 52,469 2,654,931
#*Vital Energy, Inc. 103,938 2,834,389
#Vitesse Energy, Inc. 56,565 1,406,772

61
Dimensional US Small Cap Value ETF
continued
Shares Value†
ENERGY — (Continued)
#World Kinect Corp. 238,554 $ 6,238,187
TOTAL ENERGY 437,825,111
FINANCIALS — (27.1%)
1st Source Corp. 23,767 1,407,719
*Acacia Research Corp. 52,069 235,352
ACNB Corp. 6,257 262,794
*Affinity Bancshares, Inc. 455 9,737
Alerus Financial Corp. 9,172 185,550
Amalgamated Financial Corp. 36,329 1,204,851
*Ambac Financial Group, Inc. 130,165 1,472,166
Amerant Bancorp, Inc. 62,713 1,337,041
Ameris Bancorp 244,214 15,138,826
AmeriServ Financial, Inc. 13,222 36,889
Ames National Corp. 463 7,869
Arrow Financial Corp. 3,908 111,534
Associated Banc-Corp. 588,045 13,960,188
Associated Capital Group, Inc.,
Class A 1,289 46,133
Assured Guaranty, Ltd. 201,431 16,811,431
#Atlantic Union Bankshares Corp. 289,105 10,928,169
*Atlanticus Holdings Corp. 2,753 102,384
Axis Capital Holdings, Ltd. 160,700 12,576,382
Banc of California, Inc. 34,318 527,124
Bank of Marin Bancorp 32,830 729,154
Bank of the James Financial
Group, Inc. 37 488
Bank OZK 384,758 16,833,163
BankFinancial Corp. 38,838 473,435
BankUnited, Inc. 278,887 9,855,867
Bankwell Financial Group, Inc. 7,781 221,836
Banner Corp. 117,817 7,545,001
Bar Harbor Bankshares 46,674 1,500,569
BayCom Corp. 33,253 826,337
BCB Bancorp, Inc. 46,639 566,197
Berkshire Hills Bancorp, Inc. 155,176 4,225,443
*Blue Foundry Bancorp 45,249 444,798
BOK Financial Corp. 148,856 15,812,973
Bread Financial Holdings, Inc. 193,424 9,642,186
*Bridgewater Bancshares, Inc. 29,425 429,605
*Brighthouse Financial, Inc. 207,929 9,835,042
Brookline Bancorp, Inc. 323,904 3,643,920
Burke & Herbert Financial
Services Corp. 13,692 867,251
Business First Bancshares, Inc. 42,731 1,119,125
Byline Bancorp, Inc. 113,171 3,045,432
C&F Financial Corp. 11,632 727,233
Cadence Bank 584,553 19,541,607
*California Bancorp 3,935 57,372
Camden National Corp. 28,727 1,205,098
Capital Bancorp, Inc. 1,436 36,259
Capital City Bank Group, Inc. 13,263 464,205
Capitol Federal Financial, Inc. 154,954 998,679
*Carter Bankshares, Inc. 46,783 860,807
Cathay General Bancorp 242,925 11,169,692
CB Financial Services, Inc. 453 12,978
Central Pacific Financial Corp. 44,031 1,186,195
CF Bankshares, Inc. 17 431
Chemung Financial Corp. 3,113 148,739
Shares Value†
FINANCIALS — (Continued)
ChoiceOne Financial Services,
Inc. 1,172 $ 38,875
Citizens & Northern Corp. 12,200 230,824
Citizens Community Bancorp, Inc. 8,531 120,543
Citizens Financial Services, Inc. 529 30,835
Civista Bancshares, Inc. 45,756 932,050
CNB Financial Corp. 52,335 1,328,262
Colony Bankcorp, Inc. 26,286 399,810
Columbia Banking System, Inc. 492,396 14,038,210
Comerica, Inc. 254,780 16,232,034
Community Trust Bancorp, Inc. 36,633 1,897,589
Community West Bancshares 7,790 145,985
ConnectOne Bancorp, Inc. 134,163 3,252,111
*Consumer Portfolio Services,
Inc. 264 2,643
*CrossFirst Bankshares, Inc. 125,300 1,967,210
*Customers Bancorp, Inc. 125,737 5,800,248
CVB Financial Corp. 403,544 7,840,860
Dime Community Bancshares,
Inc. 130,852 3,934,720
Donegal Group, Inc., Class A 80,846 1,225,625
Eagle Bancorp Montana, Inc. 1,544 25,785
Eagle Bancorp, Inc. 95,541 2,504,130
Eastern Bankshares, Inc. 539,148 8,804,287
*eHealth, Inc. 31,368 157,781
Employers Holdings, Inc. 98,464 4,797,166
Enact Holdings, Inc. 251,599 8,577,010
*Encore Capital Group, Inc. 64,692 2,955,131
*Enova International, Inc. 16,018 1,392,124
*Enstar Group, Ltd. 38,786 12,508,485
Enterprise Bancorp, Inc. 10,751 345,215
Enterprise Financial Services
Corp. 112,984 5,956,516
Equity Bancshares, Inc., Class A 18,973 806,163
Essent Group, Ltd. 299,779 17,989,738
Evans Bancorp, Inc. 5,813 231,474
*EZCORP, Inc., Class A 216,079 2,482,748
Farmers & Merchants Bancorp,
Inc. 2,637 71,489
Farmers National Banc Corp. 7,212 99,237
FB Financial Corp. 46,153 2,270,728
*FFBW, Inc. 15 205
Fidelis Insurance Holdings, Ltd. 13,228 228,315
Financial Institutions, Inc. 54,632 1,311,714
First American Financial Corp. 145,474 9,332,157
First Bancorp 121,302 5,058,293
First Bancshares, Inc. (The) 95,566 3,198,594
First Bank 39,917 565,225
First Busey Corp. 179,326 4,359,415
First Business Financial Services,
Inc. 20,474 876,287
First Capital, Inc. 5 181
First Commonwealth Financial
Corp. 330,688 5,436,511
First Community Bankshares, Inc. 10,456 433,506
First Community Corp. 3,240 76,918
First Financial Bancorp 365,023 9,337,288
First Financial Corp. 39,744 1,707,402
First Foundation, Inc. 50,840 342,153

62
Dimensional US Small Cap Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Hawaiian, Inc. 428,906 $ 10,611,134
First Horizon Corp. 1,227,865 21,278,900
First Internet Bancorp 24,619 860,926
First Interstate BancSystem, Inc.,
Class A 352,705 10,863,314
First Merchants Corp. 195,375 7,238,644
First Mid Bancshares, Inc. 44,066 1,681,118
First Northwest Bancorp 23,389 237,398
First of Long Island Corp. (The) 60,311 758,411
First Savings Financial Group,
Inc. 10 270
First United Corp. 23,750 753,825
First US Bancshares, Inc. 244 2,889
*First Western Financial, Inc. 6,045 114,915
Flushing Financial Corp. 95,178 1,491,915
FNB Corp. 1,400,850 20,312,325
Franklin Financial Services Corp. 271 8,856
FS Bancorp, Inc. 11,787 515,799
Fulton Financial Corp. 626,626 11,348,197
*FVCBankcorp, Inc. 2,430 31,651
*Genworth Financial, Inc. 1,696,395 11,433,702
Great Southern Bancorp, Inc. 13,293 753,580
*Green Dot Corp., Class A 93,920 1,066,931
*Greenlight Capital Re, Ltd.,
Class A 124,485 1,678,058
#Guaranty Bancshares, Inc. 7,625 250,558
Hancock Whitney Corp. 290,177 15,112,418
Hanmi Financial Corp. 90,305 2,065,275
HarborOne Bancorp, Inc. 129,707 1,539,622
Hawthorn Bancshares, Inc. 8 228
HBT Financial, Inc. 3,908 83,475
Heartland Financial USA, Inc. 140,288 8,347,136
Hennessy Advisors, Inc. 243 2,474
Heritage Commerce Corp. 185,040 1,796,738
Heritage Financial Corp. 95,297 2,190,878
*Heritage Insurance Holdings, Inc. 83,699 866,285
#Hingham Institution For Savings
(The) 207 52,479
Home Bancorp, Inc. 21,371 1,007,643
Home BancShares, Inc. 94,142 2,569,135
HomeStreet, Inc. 24,820 224,745
HomeTrust Bancshares, Inc. 41,516 1,376,255
Hope Bancorp, Inc. 408,846 5,065,602
Horace Mann Educators Corp. 122,467 4,560,671
Horizon Bancorp, Inc. 127,152 2,036,975
IF Bancorp, Inc. 43 919
Independent Bank Corp. 20,887 684,676
Independent Bank Corp. 137,168 8,627,867
Independent Bank Group, Inc. 136,031 7,938,769
International Bancshares Corp. 25,507 1,562,559
Invesco, Ltd. 1,458,566 25,291,534
Investar Holding Corp. 30,727 641,273
Investors Title Co. 161 37,236
Jackson Financial, Inc., Class A 275,479 27,534,126
James River Group Holdings, Ltd. 4,789 29,788
Janus Henderson Group PLC 353,296 14,594,658
Kearny Financial Corp. 212,398 1,484,662
Lake Shore Bancorp, Inc. 11 147
Shares Value†
FINANCIALS — (Continued)
Landmark Bancorp, Inc. 38 $ 798
LCNB Corp. 3,700 58,053
*LendingClub Corp. 433,592 6,148,335
Magyar Bancorp, Inc. 422 5,199
MainStreet Bancshares, Inc. 2,443 42,191
Mercantile Bank Corp. 62,943 2,697,737
Merchants Bancorp 4,961 183,259
Meridian Corp. 3,094 43,440
*Metropolitan Bank Holding Corp. 11,823 632,531
MGIC Investment Corp. 922,959 23,110,893
Mid Penn Bancorp, Inc. 25,418 802,955
Middlefield Banc Corp. 864 24,399
Midland States Bancorp, Inc. 76,766 1,904,564
MidWestOne Financial Group,
Inc. 35,633 1,031,219
MVB Financial Corp. 8,554 162,440
National Bank Holdings Corp.,
Class A 105,303 4,734,423
Navient Corp. 361,683 5,146,749
NBT Bancorp, Inc. 20,262 901,254
Nelnet, Inc., Class A 100,338 11,308,093
Nicolet Bankshares, Inc. 20,300 2,064,307
*NMI Holdings, Inc. 88,745 3,432,657
Northeast Bank 2,830 251,474
Northeast Community Bancorp,
Inc. 22,088 573,404
Northfield Bancorp, Inc. 135,087 1,589,974
Northrim Bancorp, Inc. 6,323 412,702
Northwest Bancshares, Inc. 479,685 6,375,014
Norwood Financial Corp. 34 997
Oak Valley Bancorp 556 15,012
OceanFirst Financial Corp. 169,001 3,075,818
OFG Bancorp 24,251 976,588
Ohio Valley Banc Corp. 227 5,337
Old National Bancorp 1,049,446 20,212,330
Old Republic International Corp. 6,700 234,031
Old Second Bancorp, Inc. 91,313 1,499,359
*Onity Group, Inc. 16,896 502,149
OP Bancorp 27,417 406,046
Oppenheimer Holdings, Inc.,
Class A 38 2,144
*OptimumBank Holdings, Inc. 1,341 6,383
Origin Bancorp, Inc. 73,155 2,296,335
Orrstown Financial Services, Inc. 22,257 833,302
Pacific Premier Bancorp, Inc. 346,237 8,832,506
Parke Bancorp, Inc. 26,671 563,292
*Paysafe, Ltd. 77,654 1,649,371
PCB Bancorp 28,833 541,195
Peapack-Gladstone Financial
Corp. 54,041 1,736,878
Penns Woods Bancorp, Inc. 14,660 395,820
Peoples Bancorp of North
Carolina, Inc. 1,467 37,775
Peoples Bancorp, Inc. 143,459 4,415,668
Peoples Financial Services Corp. 8,607 401,603
Pinnacle Financial Partners, Inc. 217,122 22,895,515
*Ponce Financial Group, Inc. 23,328 262,440
Popular, Inc. 135,591 12,098,785
*PRA Group, Inc. 86,680 1,747,469

63
Dimensional US Small Cap Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Premier Financial Corp. 140,960 $ 3,476,074
Primis Financial Corp. 72,710 816,533
Princeton Bancorp, Inc. 6,416 225,330
*ProAssurance Corp. 146,545 2,182,055
Prosperity Bancshares, Inc. 304,972 22,323,950
*Provident Bancorp, Inc. 17,101 177,337
Provident Financial Holdings, Inc. 1,636 25,464
Provident Financial Services, Inc. 507,902 9,487,609
QCR Holdings, Inc. 45,768 3,620,249
Radian Group, Inc. 42,608 1,487,445
RBB Bancorp 28,314 628,571
Red River Bancshares, Inc. 396 20,679
Regional Management Corp. 40,045 1,150,092
Renasant Corp. 206,812 7,054,357
*Repay Holdings Corp. 178,234 1,417,851
Republic Bancorp, Inc., Class A 33,580 2,266,650
*Rhinebeck Bancorp, Inc. 6 55
Richmond Mutual Bancorp, Inc. 66 858
Riverview Bancorp, Inc. 79,421 376,456
S&T Bancorp, Inc. 123,652 4,696,303
Sandy Spring Bancorp, Inc. 162,485 5,465,995
SB Financial Group, Inc. 6,205 119,198
Seacoast Banking Corp. of
Florida 149,200 3,983,640
*Security National Financial
Corp., Class A 34,016 328,595
*Selectquote, Inc. 67,195 134,390
Shore Bancshares, Inc. 54,464 791,907
Sierra Bancorp 56,376 1,601,078
Simmons First National Corp.,
Class A 423,921 9,834,967
*SiriusPoint, Ltd. 500,512 6,576,728
SmartFinancial, Inc. 38,504 1,276,793
South Plains Financial, Inc. 14,396 485,145
*Southern First Bancshares, Inc. 8,655 330,708
Southern Missouri Bancorp, Inc. 8,136 482,465
Southern States Bancshares, Inc. 515 16,022
Southside Bancshares, Inc. 34,400 1,114,560
SouthState Corp. 163,769 15,972,391
Stellar Bancorp, Inc. 132,600 3,609,372
*Sterling Bancorp, Inc. 49,512 231,221
Stewart Information Services
Corp. 35,137 2,417,426
Synovus Financial Corp. 121,543 6,061,349
Territorial Bancorp, Inc. 21,155 216,627
*Texas Capital Bancshares, Inc. 167,746 12,908,055
*Third Coast Bancshares, Inc. 22,832 743,638
Timberland Bancorp, Inc. 24,412 705,019
Tompkins Financial Corp. 23,843 1,538,827
Towne Bank 240,461 7,819,792
TriCo Bancshares 84,151 3,595,772
TrustCo Bank Corp. 69,930 2,306,291
Trustmark Corp. 206,786 7,179,610
UMB Financial Corp. 39,889 4,377,020
United Bancshares, Inc. 388 7,954
United Bankshares, Inc. 460,364 17,346,516
United Community Banks, Inc. 400,807 11,406,967
United Fire Group, Inc. 74,864 1,470,329
Shares Value†
FINANCIALS — (Continued)
United Security Bancshares 45,201 $ 399,577
Unity Bancorp, Inc. 14,327 554,168
Universal Insurance Holdings, Inc. 3,324 66,281
Univest Financial Corp. 106,166 2,954,600
US Global Investors, Inc., Class A 543 1,330
Valley National Bancorp 1,584,702 15,007,128
*Velocity Financial, Inc. 7,052 135,469
Veritex Holdings, Inc. 174,566 4,713,282
Virginia National Bankshares
Corp. 38 1,507
WaFd, Inc. 319,975 10,872,751
Washington Trust Bancorp, Inc. 40,239 1,373,357
Waterstone Financial, Inc. 71,190 1,049,341
Webster Financial Corp. 392,703 20,342,015
WesBanco, Inc. 230,063 7,235,481
Western Alliance Bancorp 140,877 11,722,375
Western New England Bancorp,
Inc. 79,759 694,701
Westwood Holdings Group, Inc. 1,482 23,149
White Mountains Insurance
Group, Ltd. 8,849 15,902,892
Wintrust Financial Corp. 147,402 17,082,418
WSFS Financial Corp. 200,913 9,878,892
Zions Bancorp NA 361,394 18,814,172
TOTAL FINANCIALS 1,106,664,008
HEALTH CARE — (4.5%)
*Acadia Healthcare Co., Inc. 33,710 1,439,080
*AdaptHealth Corp. 90,032 926,429
*American Shared Hospital
Services 4,931 15,483
*AMN Healthcare Services, Inc. 10,643 403,795
*AngioDynamics, Inc. 46,926 313,935
*Avanos Medical, Inc. 156,850 2,929,958
*Azenta, Inc. 199,406 8,193,593
*Bio-Rad Laboratories, Inc., Class
A 46,310 16,587,779
*Castle Biosciences, Inc. 10,333 358,245
*Certara, Inc. 166,604 1,699,361
CONMED Corp. 2,863 195,371
*Cross Country Healthcare, Inc. 89,071 1,016,300
*Cytek Biosciences, Inc. 22,403 110,783
DENTSPLY SIRONA, Inc. 533,587 12,363,211
*DocGo, Inc. 16,115 56,564
*Elanco Animal Health, Inc. 496,572 6,276,670
*Enhabit, Inc. 55,287 380,927
*Enovis Corp. 183,745 7,583,156
*Entrada Therapeutics, Inc. 17,110 293,265
*Envista Holdings Corp. 385,115 8,075,862
*FONAR Corp. 17,653 268,326
#*Fulgent Genetics, Inc. 1,159 24,861
HealthStream, Inc. 4,164 121,735
*ICU Medical, Inc. 34,484 5,887,453
#*Innoviva, Inc. 250,013 4,890,254
#*Integer Holdings Corp. 32,641 4,055,644
*Integra LifeSciences Holdings
Corp. 193,201 3,624,451
*iTeos Therapeutics, Inc. 5,935 50,151
*Jazz Pharmaceuticals PLC 133,831 14,725,425

64
Dimensional US Small Cap Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Kewaunee Scientific Corp. 5,534 $ 175,538
*LifeStance Health Group, Inc. 23,237 155,920
Mesa Laboratories, Inc. 212 24,176
National HealthCare Corp. 39,976 4,638,415
#*Neogen Corp. 608,313 8,686,710
*NeoGenomics, Inc. 39,743 540,107
*Omnicell, Inc. 81,193 3,949,228
*OraSure Technologies, Inc. 224,906 914,243
*Organogenesis Holdings, Inc. 164,435 455,485
*OrthoPediatrics Corp. 24,099 639,346
*Owens & Minor, Inc. 263,420 3,348,068
*Pacira BioSciences, Inc. 143,775 2,386,665
Patterson Cos., Inc. 99,330 2,086,923
*Pediatrix Medical Group, Inc. 135,723 1,672,107
Perrigo Co. PLC 441,123 11,305,982
Phibro Animal Health Corp.,
Class A 7,415 171,435
Premier, Inc., Class A 324,205 6,532,731
*Prestige Consumer Healthcare,
Inc. 128,842 9,502,098
*QuidelOrtho Corp. 103,011 3,919,569
*Quipt Home Medical Corp. 8,676 22,731
*R1 RCM, Inc. 164,702 2,348,651
#*Semler Scientific, Inc. 1,374 40,368
*Sensus Healthcare, Inc. 42,415 271,456
*Supernus Pharmaceuticals, Inc. 144,069 4,908,431
#*Surgery Partners, Inc. 200,937 5,786,986
*Tactile Systems Technology, Inc. 34,834 505,441
Utah Medical Products, Inc. 7,065 447,780
*Vanda Pharmaceuticals, Inc. 58,257 270,895
*Varex Imaging Corp. 132,352 1,737,782
*Veracyte, Inc. 32,791 1,106,368
*Voyager Therapeutics, Inc. 49,419 337,532
*Zimvie, Inc. 61,042 840,243
TOTAL HEALTH CARE 182,597,477
INDUSTRIALS — (17.2%)
*AAR Corp. 100,261 5,885,321
ABM Industries, Inc. 250,446 13,288,665
ACCO Brands Corp. 207,834 1,018,387
Acme United Corp. 1,213 48,156
*AerSale Corp. 77,550 408,688
AGCO Corp. 148,998 14,875,960
*Air Industries Group 7,091 40,206
#Air Lease Corp. 412,011 18,272,688
*Air Transport Services Group,
Inc. 201,824 3,479,446
Alamo Group, Inc. 4,622 783,614
*Alaska Air Group, Inc. 405,086 19,407,670
*Alight, Inc., Class A 1,590,500 11,022,165
Allegiant Travel Co. 46,151 3,000,277
Allient, Inc. 16,118 278,680
#Alta Equipment Group, Inc. 5,063 32,909
*Ameresco, Inc., Class A 56,826 1,748,536
*American Woodmark Corp. 60,085 5,450,310
ARC Document Solutions, Inc. 70,489 236,843
ArcBest Corp. 81,190 8,458,374
Arcosa, Inc. 165,521 15,499,386
Shares Value†
INDUSTRIALS — (Continued)
Aris Water Solutions, Inc., Class
A 35,216 $ 581,064
Astec Industries, Inc. 83,176 2,643,333
*Asure Software, Inc. 72,380 718,010
Atkore, Inc. 23,553 2,019,905
AZZ, Inc. 36,890 2,810,280
Barnes Group, Inc. 200,619 9,380,944
*BlueLinx Holdings, Inc. 32,876 3,598,607
Boise Cascade Co. 49,054 6,525,654
*Bowman Consulting Group, Ltd. 11,625 235,987
*BrightView Holdings, Inc. 282,456 4,626,629
*Broadwind, Inc. 16,040 29,193
*CACI International, Inc., Class A 3,535 1,953,300
*Cadeler A/S, ADR 22,499 604,998
#*Chart Industries, Inc. 63,658 7,684,794
Chicago Rivet & Machine Co. 1,140 21,381
Civeo Corp. 21,899 561,709
*Clarivate PLC 498,026 3,286,972
Columbus McKinnon Corp. 112,231 3,570,068
*Commercial Vehicle Group, Inc. 47,915 139,433
CompX International, Inc. 4,175 117,693
*Concrete Pumping Holdings, Inc. 101,586 563,802
*Conduent, Inc. 148,909 536,072
Copa Holdings SA, Class A 78,049 7,594,168
Costamare, Inc. 451,052 6,138,818
Covenant Logistics Group, Inc. 41,965 2,123,429
#*Custom Truck One Source, Inc. 294,529 1,204,624
Deluxe Corp. 123,845 2,323,332
*DLH Holdings Corp. 6,287 50,925
*DNOW, Inc. 380,725 4,503,977
*Ducommun, Inc. 55,914 3,287,184
Dun & Bradstreet Holdings, Inc. 1,360,764 16,179,484
*DXP Enterprises, Inc. 41,475 2,035,593
Eastern Co. (The) 7,892 245,757
EnerSys 29,975 2,903,378
Ennis, Inc. 105,683 2,151,706
*Enviri Corp. 270,697 2,073,539
ESCO Technologies, Inc. 3,571 448,303
Espey Mfg. & Electronics Corp. 292 9,140
EVI Industries, Inc. 352 6,998
#*First Advantage Corp. 240,818 4,363,622
*Forrester Research, Inc. 10,170 149,194
FTAI Infrastructure, Inc. 141,370 1,140,856
*Gates Industrial Corp. PLC 936,628 18,123,752
GATX Corp. 117,088 16,130,043
Genco Shipping & Trading, Ltd. 147,881 2,327,647
*Gencor Industries, Inc. 40,572 808,194
*Gibraltar Industries, Inc. 37,151 2,507,321
*GMS, Inc. 44,579 4,007,206
*Great Lakes Dredge & Dock
Corp. 230,239 2,631,632
#Greenbrier Cos., Inc. (The) 129,901 7,699,232
*GXO Logistics, Inc. 174,879 10,459,513
*Hayward Holdings, Inc. 151,124 2,457,276
*Healthcare Services Group, Inc. 131,014 1,437,224
Heartland Express, Inc. 194,285 2,099,249
Heidrick & Struggles International,
Inc. 67,167 2,623,543

65
Dimensional US Small Cap Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Helios Technologies, Inc. 98,898 $ 4,562,165
#*Hertz Global Holdings, Inc. 449,604 1,249,899
Hillenbrand, Inc. 221,340 6,097,917
*Hillman Solutions Corp. 628,589 6,663,043
HNI Corp. 40,092 1,975,734
Hub Group, Inc., Class A 247,451 10,736,899
*Hudson Technologies, Inc. 75,578 579,683
Hurco Cos., Inc. 23,326 490,079
*IBEX Holdings, Ltd. 4,835 86,837
Insteel Industries, Inc. 41,673 1,123,921
Interface, Inc. 72,433 1,265,405
*JELD-WEN Holding, Inc. 227,219 3,217,421
#*JetBlue Airways Corp. 426,850 2,433,045
John Bean Technologies Corp. 68,074 7,584,805
Kelly Services, Inc., Class A 91,902 1,837,121
Kennametal, Inc. 254,955 6,455,461
*Kirby Corp. 146,944 16,863,293
Knight-Swift Transportation
Holdings, Inc. 372,951 19,423,288
Korn Ferry 168,432 11,899,721
*L.B. Foster Co., Class A 34,637 652,907
LSI Industries, Inc. 13,512 221,056
Luxfer Holdings PLC 37,046 531,981
*Manitex International, Inc. 15,606 88,798
*Manitowoc Co., Inc. (The) 125,152 1,168,920
ManpowerGroup, Inc. 154,877 9,734,019
Marten Transport, Ltd. 273,209 4,229,275
*Masterbrand, Inc. 338,211 6,074,270
Matson, Inc. 120,641 18,686,084
Matthews International Corp.,
Class A 73,332 1,707,902
*Mayville Engineering Co., Inc. 39,955 817,879
MDU Resources Group, Inc. 577,681 16,666,097
*Mercury Systems, Inc. 85,146 2,754,473
*Middleby Corp. (The) 72,071 9,347,609
Miller Industries, Inc. 43,553 2,858,819
MillerKnoll, Inc. 231,828 5,183,674
*Mistras Group, Inc. 61,155 516,760
*Montrose Environmental Group,
Inc. 11,002 290,123
*MRC Global, Inc. 150,596 1,846,307
Mueller Industries, Inc. 1,702 139,513
National Presto Industries, Inc. 16,126 1,159,943
NL Industries, Inc. 27,779 208,065
#*NN, Inc. 16,258 51,213
*Northwest Pipe Co. 41,131 1,846,371
*NV5 Global, Inc. 32,988 753,776
*OPENLANE, Inc. 370,389 5,852,146
*Orion Group Holdings, Inc. 55,545 339,380
Oshkosh Corp. 164,572 16,825,841
*PAM Transportation Services,
Inc. 39,415 610,144
Pangaea Logistics Solutions, Ltd. 129,459 831,127
Park-Ohio Holdings Corp. 37,649 1,071,867
*Paycor HCM, Inc. 44,165 666,450
*Perma-Pipe International
Holdings, Inc. 3,507 45,556
Preformed Line Products Co. 15,944 1,961,112
Primoris Services Corp. 64,760 4,055,271
Shares Value†
INDUSTRIALS — (Continued)
*Proto Labs, Inc. 56,152 $ 1,538,565
Quad/Graphics, Inc. 34,293 217,761
Quanex Building Products Corp. 96,938 2,817,018
*Radiant Logistics, Inc. 135,195 899,047
Regal Rexnord Corp. 12,721 2,118,555
*Resideo Technologies, Inc. 437,696 8,609,480
Resources Connection, Inc. 116,103 934,629
REV Group, Inc. 20,951 555,202
Rush Enterprises, Inc., Class A 213,993 12,107,724
Rush Enterprises, Inc., Class B 8,274 401,785
Ryder System, Inc. 110,406 16,150,190
Schneider National, Inc., Class B 289,780 8,194,978
Sensata Technologies Holding
PLC 428,229 14,705,384
Shyft Group, Inc. (The) 31,208 403,207
*SkyWest, Inc. 149,794 14,260,389
Steelcase, Inc., Class A 333,681 4,014,182
*Stericycle, Inc. 30,070 1,848,403
#*Sterling Check Corp. 106,860 1,858,295
*Sun Country Airlines Holdings,
Inc. 129,532 1,819,925
*Sunrun, Inc. 56,877 821,873
*TaskUS, Inc., Class A 1,671 21,121
*Taylor Devices, Inc. 207 9,733
#Terex Corp. 85,838 4,438,683
*Thermon Group Holdings, Inc. 56,292 1,475,413
Timken Co. (The) 64,324 5,338,892
*Titan International, Inc. 114,434 736,955
*Titan Machinery, Inc. 68,139 935,208
Trinity Industries, Inc. 100,665 3,450,796
*TrueBlue, Inc. 44,752 335,192
#TTEC Holdings, Inc. 57,179 297,331
*Tutor Perini Corp. 150,534 3,901,841
Twin Disc, Inc. 19,449 225,803
UFP Industries, Inc. 13,370 1,635,686
*Ultralife Corp. 53,358 448,741
UniFirst Corp. 52,851 9,503,138
Universal Logistics Holdings, Inc. 17,155 721,196
*V2X, Inc. 57,743 3,556,969
Vestis Corp. 224,230 3,031,590
#Virco Mfg. Corp. 31,576 443,011
*VirTra, Inc. 32,573 198,695
VSE Corp. 22,971 2,357,284
Wabash National Corp. 89,383 1,558,840
#Werner Enterprises, Inc. 221,149 8,158,187
WESCO International, Inc. 111,632 21,429,995
*Wilhelmina International, Inc. 1,354 4,536
*Willdan Group, Inc. 2,725 128,920
Willis Lease Finance Corp. 6,235 1,130,593
TOTAL INDUSTRIALS 701,783,374
INFORMATION TECHNOLOGY — (5.4%)
*Alpha & Omega Semiconductor,
Ltd. 118,404 3,912,068
Amkor Technology, Inc. 817,001 20,792,675
*Arrow Electronics, Inc. 152,950 18,150,577
*ASGN, Inc. 44,587 4,106,463
*AstroNova, Inc. 502 6,355
*Aviat Networks, Inc. 11,745 240,185

66
Dimensional US Small Cap Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Avnet, Inc. 365,856 $ 19,833,054
*AXT, Inc. 10,659 27,447
Bel Fuse, Inc., Class B 10,877 820,343
Benchmark Electronics, Inc. 146,861 6,359,081
*BILL Holdings, Inc. 97,624 5,697,337
*Brightcove, Inc. 27,158 58,661
*Cerence, Inc. 64,662 196,896
#*Cipher Mining, Inc. 82,902 408,707
*Clearfield, Inc. 13,058 469,174
*Cohu, Inc. 180,971 4,509,797
*Comtech Telecommunications
Corp. 68,819 256,007
*CoreCard Corp. 360 5,407
*Corsair Gaming, Inc. 146,946 942,659
*Daktronics, Inc. 56,983 742,488
*Data I/O Corp. 800 2,168
#*Diebold Nixdorf, Inc. 58,370 2,701,364
*Digi International, Inc. 95,750 2,773,878
*Diodes, Inc. 134,814 7,883,923
*DXC Technology Co. 590,596 11,729,237
*Eastman Kodak Co. 171,742 810,622
*Electro-Sensors, Inc. 297 1,173
*ePlus, Inc. 24,148 2,147,965
*FARO Technologies, Inc. 8,559 150,125
*Franklin Wireless Corp. 800 3,296
*Ichor Holdings, Ltd. 69,720 1,900,567
#Immersion Corp. 26,130 220,276
Information Services Group, Inc. 54,944 168,678
#*inTEST Corp. 18,754 134,466
*IPG Photonics Corp. 117,219 9,490,050
*Key Tronic Corp. 23,650 141,900
*Kimball Electronics, Inc. 90,270 1,605,903
*Knowles Corp. 314,988 5,455,592
*KVH Industries, Inc. 10,688 49,485
*Lantronix, Inc. 122,923 480,629
*LGL Group, Inc. (The) 300 1,833
*LiveRamp Holdings, Inc. 108,848 2,724,465
*Luna Innovations, Inc. 232 360
*Mirion Technologies, Inc. 609,889 9,026,357
*Mitek Systems, Inc. 31,498 270,568
*NETGEAR, Inc. 31,869 698,568
*NetScout Systems, Inc. 163,019 3,428,290
*Nortech Systems, Inc. 175 1,995
*Olo, Inc., Class A 29,602 148,306
PC Connection, Inc. 31,781 2,022,861
*Penguin Solutions, Inc. 12,853 193,438
*Photronics, Inc. 212,180 4,837,704
*Plexus Corp. 20,315 2,927,392
#*Powerfleet, Inc. 2,310 11,619
*Ribbon Communications, Inc. 268,414 955,554
Richardson Electronics, Ltd. 50,047 687,646
#*Riot Platforms, Inc. 12,487 115,380
*Rogers Corp. 54,843 5,499,656
*Sanmina Corp. 217,858 15,271,846
*ScanSource, Inc. 97,721 4,144,348
SolarWinds Corp. 434,468 5,682,841
*Sonim Technologies, Inc. 11,979 40,130
*SoundThinking, Inc. 681 7,212
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Stratasys, Ltd. 20,386 $ 145,760
*Synaptics, Inc. 564 38,730
Taitron Components, Inc. 333 939
*TransAct Technologies, Inc. 11,193 48,018
*Trio-Tech International 4,720 28,886
*TTM Technologies, Inc. 414,819 9,308,538
*Twilio, Inc., Class A 8,660 698,429
*Ultra Clean Holdings, Inc. 38,321 1,281,837
*Verint Systems, Inc. 60,204 1,282,345
#*Viasat, Inc. 113,009 1,084,886
#Vishay Intertechnology, Inc. 504,043 8,548,569
*Vishay Precision Group, Inc. 51,610 1,197,868
#Xerox Holdings Corp. 343,534 2,806,673
TOTAL INFORMATION
TECHNOLOGY 220,556,525
MATERIALS — (6.8%)
AdvanSix, Inc. 99,050 2,810,049
Alcoa Corp. 178,418 7,152,778
Alpha Metallurgical Resources,
Inc. 33,789 7,038,249
*Alto Ingredients, Inc. 4,132 7,355
American Vanguard Corp. 90,484 473,231
*Arcadium Lithium PLC 461,432 2,487,118
Arch Resources, Inc. 55,797 8,188,768
*Arq, Inc. 4,309 25,251
Ashland, Inc. 159,186 13,462,360
Avient Corp. 282,062 13,146,910
Berry Global Group, Inc. 135,555 9,549,850
Caledonia Mining Corp. PLC 25,556 381,040
*Clearwater Paper Corp. 58,560 1,475,126
#*Cleveland-Cliffs, Inc. 1,718,029 22,300,016
*Coeur Mining, Inc. 101,639 654,555
Commercial Metals Co. 409,788 22,046,594
#Compass Minerals International,
Inc. 8,403 103,441
*Ecovyst, Inc. 428,481 2,853,683
Element Solutions, Inc. 325,089 8,809,912
Ferroglobe PLC 213,906 896,266
*Flotek Industries, Inc. 3,561 17,663
FMC Corp. 193,497 12,575,370
Friedman Industries, Inc. 23,744 331,229
Greif, Inc., Class A 111,569 6,966,368
Greif, Inc., Class B 5,989 400,844
Haynes International, Inc. 37,720 2,276,779
HB Fuller Co. 18,691 1,367,807
Hecla Mining Co. 616,040 3,998,100
Huntsman Corp. 565,047 12,431,034
Innospec, Inc. 791 85,254
*Intrepid Potash, Inc. 44,569 1,118,236
Kaiser Aluminum Corp. 39,435 2,928,443
Koppers Holdings, Inc. 61,144 2,079,507
Kronos Worldwide, Inc. 141,132 1,628,663
*LSB Industries, Inc. 135,583 1,111,781
Mativ Holdings, Inc. 12,453 192,399
Mercer International, Inc. 110,509 720,519
*Metallus, Inc. 163,868 2,308,900
Minerals Technologies, Inc. 114,010 8,583,813
Mosaic Co. (The) 456,523 12,216,555

67
Dimensional US Small Cap Value ETF
continued
Shares Value†
MATERIALS — (Continued)
Myers Industries, Inc. 43,493 $ 512,348
*Nexa Resources SA 23,701 190,082
#Northern Technologies
International Corp. 780 9,914
*O-I Glass, Inc. 505,623 5,617,472
Olympic Steel, Inc. 46,772 1,678,179
Orion SA 67,946 1,018,511
Pactiv Evergreen, Inc. 371,520 4,213,037
*Perimeter Solutions SA 417,294 5,541,664
#Quaker Chemical Corp. 14,403 2,183,207
Radius Recycling, Inc. 97,776 1,582,993
#Ramaco Resources, Inc., Class
A 99,111 1,005,977
Ramaco Resources, Inc., Class B 1,811 18,508
*Ranpak Holdings Corp. 198,814 1,208,789
*Rayonier Advanced Materials,
Inc. 227,348 1,809,690
Ryerson Holding Corp. 105,226 2,292,875
Sonoco Products Co. 104,122 5,468,487
Stepan Co. 72,670 5,256,948
SunCoke Energy, Inc. 353,412 3,643,678
*Tredegar Corp. 4,840 37,510
TriMas Corp. 145,811 3,915,025
Tronox Holdings PLC 548,177 6,643,905
#United States Steel Corp. 549,659 21,354,252
*Universal Stainless & Alloy
Products, Inc. 29,810 1,303,293
Warrior Met Coal, Inc. 17,497 1,104,586
Worthington Steel, Inc. 40,369 1,543,711
TOTAL MATERIALS 276,356,457
REAL ESTATE — (1.2%)
*AMREP Corp. 4,354 132,405
*Anywhere Real Estate, Inc. 379,128 1,463,434
*CKX Lands, Inc. 1,249 16,190
*Cushman & Wakefield PLC 782,000 10,596,100
*Five Point Holdings LLC, Class A 35,069 140,977
*Forestar Group, Inc. 171,243 5,406,142
*FRP Holdings, Inc. 40,793 1,182,997
*Howard Hughes Holdings, Inc. 122,465 9,312,239
*Jones Lang LaSalle, Inc. 42,460 11,504,962
Kennedy-Wilson Holdings, Inc. 22,142 236,698
Marcus & Millichap, Inc. 33,179 1,255,493
Newmark Group, Inc., Class A 190,629 2,857,529
Shares Value†
REAL ESTATE — (Continued)
*RE/MAX Holdings, Inc. 60,129 $ 735,979
#*Seaport Entertainment Group,
Inc. 30,856 837,740
*Stratus Properties, Inc. 9,890 220,448
*Tejon Ranch Co. 100,976 1,606,528
TOTAL REAL ESTATE 47,505,861
UTILITIES — (0.4%)
#*Altus Power, Inc. 321,572 1,106,208
New Jersey Resources Corp. 213,082 9,778,333
#Ormat Technologies, Inc. 80,849 6,388,688
TOTAL UTILITIES 17,273,229
TOTAL COMMON STOCKS 3,857,230,614
RIGHTS/WARRANTS — ( 0.0% )
HEALTH CARE — (0.0%)
*OmniAb Operations, Inc. 3,138 –
*OmniAb Operations, Inc. 3,138 –
TOTAL HEALTH CARE –
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc. 34,750 49,345
TOTAL RIGHTS/WARRANTS 49,345
TOTAL INVESTMENT SECURITIES — (94.6%)
(Cost $3,541,947,470) 3,857,279,959
SECURITIES LENDING COLLATERAL — (5.4%)
@§The DFA Short Term
Investment Fund 19,165,632 221,669,701
TOTAL INVESTMENTS — ( 100.0% )
(Cost $3,763,617,171) $ 4,078,949,660
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 136,691,651 $ — $ — $ 136,691,651
Consumer Discretionary ................ 569,475,250 — — 569,475,250
Consumer Staples .................... 160,501,671 — — 160,501,671
Energy ............................. 437,825,111 — — 437,825,111

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Dimensional US Small Cap Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Financials ........................... $ 1,106,664,008 $ — $ — $ 1,106,664,008
Health Care ......................... 182,597,477 — — 182,597,477
Industrials ........................... 699,925,079 1,858,295 — 701,783,374
Information Technology ................ 220,556,525 — — 220,556,525
Materials ........................... 276,356,457 — — 276,356,457
Real Estate .......................... 47,505,861 — — 47,505,861
Utilities ............................. 17,273,229 — — 17,273,229
Rights/Warrants
Health Care ......................... — — — —
Materials ........................... — — 49,345 49,345
Securities Lending Collateral .............. — 221,669,701 — 221,669,701
Total Investments ....................... $3,855,372,319 $223,527,996 $49,345> $4,078,949,660
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

69
Dimensional US Vector Equity ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value†
COMMON STOCKS — ( 97.0% )
COMMUNICATION SERVICES — (6.7%)
*Advantage Solutions, Inc. 64 $ 196
Alphabet, Inc., Class A 4,486 767,599
Alphabet, Inc., Class C 3,555 613,913
*Altice USA, Inc., Class A 12 29
#*AMC Networks, Inc., Class A 12 97
*Angi, Inc. 28 67
AT&T, Inc. 5,471 123,316
ATN International, Inc. 8 168
*Bandwidth, Inc., Class A 20 390
*Boston Omaha Corp., Class A 12 177
*Bumble, Inc., Class A 24 170
*BuzzFeed, Inc. 4 10
#Cable One, Inc. 4 1,366
*Cardlytics, Inc. 16 69
*Cargurus, Inc. 1,860 57,697
*Cars.com, Inc. 1,758 28,110
#*Charter Communications, Inc.,
Class A 686 224,740
*Cinemark Holdings, Inc. 1,138 33,856
Comcast Corp., Class A 5,031 219,704
Electronic Arts, Inc. 415 62,603
*Eventbrite, Inc., Class A 20 64
Fox Corp., Class A 1,003 42,126
Fox Corp., Class B 809 31,519
*Gaia, Inc. 12 64
*Gambling.com Group, Ltd. 8 77
*Gannett Co., Inc. 40 188
#*Getty Images Holdings, Inc. 80 332
*Gogo, Inc. 982 6,432
Gray Television, Inc. 76 434
IDT Corp., Class B 227 10,653
#*IMAX Corp. 642 15,601
*Integral Ad Science Holding
Corp. 531 6,287
Interpublic Group of Cos., Inc.
(The) 1,341 39,425
Iridium Communications, Inc. 1,326 38,892
John Wiley & Sons, Inc., Class A 36 1,775
*Lee Enterprises, Inc. 4 72
*Liberty Broadband Corp., Class
C 44 3,556
*Liberty Global, Ltd., Class A 20 396
#*Liberty Global, Ltd., Class C 2,204 45,447
*Liberty Latin America, Ltd., Class
C 4,788 46,348
*Live Nation Entertainment, Inc. 204 23,897
*Lumen Technologies, Inc. 5,273 33,695
*Madison Square Garden
Entertainment Corp. 126 5,255
*Madison Square Garden Sports
Corp. 53 11,803
*Magnite, Inc. 2,505 31,262
Marcus Corp. (The) 12 226
*Match Group, Inc. 299 10,773
Shares Value†
COMMUNICATION SERVICES — (Continued)
Meta Platforms, Inc., Class A 2,649 $ 1,503,519
New York Times Co. (The), Class
A 544 30,377
News Corp., Class A 1,933 52,674
Nexstar Media Group, Inc. 292 51,369
*Nextdoor Holdings, Inc. 100 242
Omnicom Group, Inc. 543 54,843
*Outbrain, Inc. 8 34
*PubMatic, Inc., Class A 40 588
*Reservoir Media, Inc. 16 133
Saga Communications, Inc.,
Class A 4 56
Scholastic Corp. 221 5,487
Shenandoah Telecommunications
Co. 64 886
#Shutterstock, Inc. 110 3,530
#Sirius XM Holdings, Inc. 12 320
*Skillz, Inc. 4 23
*Sphere Entertainment Co. 32 1,338
*Stagwell, Inc. 32 199
TEGNA, Inc. 644 10,581
Telephone and Data Systems,
Inc. 92 2,737
T-Mobile US, Inc. 498 111,134
*Travelzoo 12 205
*TripAdvisor, Inc. 56 898
*TrueCar, Inc. 88 344
Verizon Communications, Inc. 5,483 230,999
*Vimeo, Inc. 136 649
Walt Disney Co. (The) 722 69,456
*Warner Bros Discovery, Inc. 11,149 90,641
#Warner Music Group Corp.,
Class A 380 12,145
*Yelp, Inc. 81 2,765
*Zedge, Inc., Class B 4 12
*Ziff Davis, Inc. 28 1,296
*ZipRecruiter, Inc. 710 6,582
*ZoomInfo Technologies, Inc. 7,725 85,361
TOTAL COMMUNICATION
SERVICES 4,872,299
CONSUMER DISCRETIONARY — (11.4%)
*1-800-Flowers.com, Inc., Class A 24 200
*1stdibs.com, Inc. 16 67
*Abercrombie & Fitch Co. 353 46,522
Academy Sports & Outdoors, Inc. 868 44,146
#Acushnet Holdings Corp. 559 34,267
*Adient PLC 6,753 131,886
ADT, Inc. 6,765 48,708
*Adtalem Global Education, Inc. 544 44,020
Advance Auto Parts, Inc. 28 999
A-Mark Precious Metals, Inc.,
Class A 159 6,177
*Amazon.com, Inc. 6,064 1,130,330

70
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*American Axle & Manufacturing
Holdings, Inc. 145 $ 819
American Eagle Outfitters, Inc. 2,726 53,402
*American Outdoor Brands, Inc. 12 102
*American Public Education, Inc. 20 303
*America's Car-Mart, Inc. 8 312
*Aptiv PLC 972 55,239
Aramark 935 35,371
#Arhaus, Inc. 28 237
Ark Restaurants Corp. 4 44
Arko Corp. 73 485
*Asbury Automotive Group, Inc. 134 30,531
Autoliv, Inc. 396 36,780
*AutoNation, Inc. 285 44,309
*AutoZone, Inc. 9 27,081
*Barnes & Noble Education, Inc. 8 74
Bassett Furniture Industries, Inc. 12 173
Bath & Body Works, Inc. 20 568
Best Buy Co., Inc. 839 75,871
#*Beyond, Inc. 28 179
*Biglari Holdings, Inc., Class B 4 681
*BJ's Restaurants, Inc. 24 890
Bloomin' Brands, Inc. 95 1,576
*Boot Barn Holdings, Inc. 183 22,793
BorgWarner, Inc. 1,652 55,557
*Bright Horizons Family Solutions,
Inc. 144 19,220
*Brinker International, Inc. 467 47,966
Brunswick Corp. 544 43,379
Buckle, Inc. (The) 582 24,770
Build-A-Bear Workshop, Inc. 20 762
*Burlington Stores, Inc. 204 50,545
Caleres, Inc. 1,447 43,193
#Camping World Holdings, Inc.,
Class A 558 11,193
*Capri Holdings, Ltd. 796 15,713
*CarMax, Inc. 542 39,230
Carriage Services, Inc. 16 598
Carter's, Inc. 397 21,716
Cato Corp. (The), Class A 4 26
*Cavco Industries, Inc. 4 1,639
*Century Casinos, Inc. 4 13
Century Communities, Inc. 688 60,998
#Cheesecake Factory, Inc. (The) 711 32,862
*Chipotle Mexican Grill, Inc. 1,221 68,095
#Choice Hotels International, Inc. 8 1,116
#*Citi Trends, Inc. 12 227
Clarus Corp. 8 34
#Columbia Sportswear Co. 342 27,521
*Coursera, Inc. 28 195
#Cracker Barrel Old Country
Store, Inc. 8 381
Cricut, Inc., Class A 20 132
*Crocs, Inc. 262 28,249
*Culp, Inc. 8 42
Dana, Inc. 128 982
Darden Restaurants, Inc. 435 69,609
*Dave & Buster's Entertainment,
Inc. 32 1,182
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Deckers Outdoor Corp. 324 $ 52,128
#Designer Brands, Inc., Class A 40 208
*Destination XL Group, Inc. 40 107
Dick's Sporting Goods, Inc. 228 44,631
#Dillard's, Inc., Class A 116 43,096
Domino's Pizza, Inc. 50 20,686
*Dorman Products, Inc. 272 31,016
DR Horton, Inc. 236 39,884
*Dream Finders Homes, Inc.,
Class A 12 358
*Duluth Holdings, Inc., Class B 12 44
eBay, Inc. 1,454 83,620
*El Pollo Loco Holdings, Inc. 32 391
Escalade, Inc. 12 156
Ethan Allen Interiors, Inc. 32 885
*Etsy, Inc. 4 206
*European Wax Center, Inc.,
Class A 20 144
*Expedia Group, Inc. 457 71,434
*Figs, Inc., Class A 88 550
#*First Watch Restaurant Group,
Inc. 20 340
*Five Below, Inc. 364 34,504
Flexsteel Industries, Inc. 8 466
*Floor & Decor Holdings, Inc.,
Class A 323 33,285
*Foot Locker, Inc. 80 1,855
Ford Motor Co. 14,054 144,616
*Fox Factory Holding Corp. 20 720
*Frontdoor, Inc. 631 31,354
*Funko, Inc., Class A 12 142
Gap, Inc. (The) 2,612 54,251
Garmin, Ltd. 273 54,150
*Garrett Motion, Inc. 4,058 30,151
General Motors Co. 4,056 205,883
*Genesco, Inc. 12 307
Gentex Corp. 1,417 42,949
*Gentherm, Inc. 84 3,524
Genuine Parts Co. 374 42,898
*G-III Apparel Group, Ltd. 48 1,453
*Goodyear Tire & Rubber Co.
(The) 128 1,025
Graham Holdings Co., Class B 54 45,538
*Grand Canyon Education, Inc. 229 31,398
Group 1 Automotive, Inc. 120 43,718
#*Groupon, Inc. 9 92
#Guess?, Inc. 52 883
H&R Block, Inc. 420 25,087
Hamilton Beach Brands Holding
Co., Class A 12 332
*Hanesbrands, Inc. 256 1,779
Harley-Davidson, Inc. 948 30,289
Hasbro, Inc. 362 23,758
Haverty Furniture Cos., Inc. 20 443
*Helen of Troy, Ltd. 24 1,528
*Hilton Grand Vacations, Inc. 1,396 51,484
Hilton Worldwide Holdings, Inc. 204 47,909
*Holley, Inc. 20 52
Home Depot, Inc. (The) 868 341,775

71
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Hooker Furnishings Corp. 24 $ 385
Installed Building Products, Inc. 166 36,005
*iRobot Corp. 8 70
J Jill, Inc. 201 4,806
Jack in the Box, Inc. 4 197
*JAKKS Pacific, Inc. 8 252
Johnson Outdoors, Inc., Class A 12 379
Kohl's Corp. 1,385 25,595
Kontoor Brands, Inc. 376 32,197
Krispy Kreme, Inc. 567 6,447
Lakeland Industries, Inc. 8 149
*Lands' End, Inc. 32 504
*Landsea Homes Corp. 16 166
Las Vegas Sands Corp. 1,981 102,715
*Latham Group, Inc. 20 130
Laureate Education, Inc. 1,910 32,814
La-Z-Boy, Inc. 3,578 136,143
LCI Industries 378 42,064
Lear Corp. 457 43,762
*Legacy Housing Corp. 8 198
Leggett & Platt, Inc. 4,058 48,696
Lennar Corp., Class A 736 125,341
*Leslie's, Inc. 4 11
*LGI Homes, Inc. 24 2,437
*Life Time Group Holdings, Inc. 1,377 30,680
Lifetime Brands, Inc. 20 115
*Lincoln Educational Services
Corp. 20 266
Lithia Motors, Inc. 212 70,462
LKQ Corp. 935 34,399
#*Lovesac Co. (The) 12 350
Lowe's Cos., Inc. 204 53,413
#*Lucid Group, Inc. 6,085 13,448
*Lululemon Athletica, Inc. 412 122,735
Macy's, Inc. 3,447 52,877
*Malibu Boats, Inc., Class A 20 898
Marine Products Corp. 20 188
*MarineMax, Inc. 28 816
Marriott Vacations Worldwide
Corp. 36 2,773
*MasterCraft Boat Holdings, Inc. 16 278
*Mattel, Inc. 2,255 45,957
McDonald's Corp. 254 74,196
*MGM Resorts International 399 14,711
*Mister Car Wash, Inc. 52 391
*Modine Manufacturing Co. 297 34,978
*Mohawk Industries, Inc. 233 31,285
Monro, Inc. 16 439
*Motorcar Parts of America, Inc. 8 42
Movado Group, Inc. 12 222
Murphy USA, Inc. 59 28,819
Nathan's Famous, Inc. 4 337
*National Vision Holdings, Inc. 16 166
Newell Brands, Inc. 8,445 74,316
NIKE, Inc., Class B 1,426 109,987
Nordstrom, Inc. 2,006 45,356
*Norwegian Cruise Line Holdings,
Ltd. 1,464 37,098
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*NVR, Inc. 5 $ 45,764
*ODP Corp. (The) 36 1,117
*Ollie's Bargain Outlet Holdings,
Inc. 31 2,847
*OneWater Marine, Inc. 8 174
Oxford Industries, Inc. 16 1,162
Papa John's International, Inc. 8 419
Patrick Industries, Inc. 271 34,141
Penske Automotive Group, Inc. 188 28,307
Perdoceo Education Corp. 76 1,699
*Petco Health & Wellness Co.,
Inc. 44 188
Phinia, Inc. 64 2,981
*Planet Fitness, Inc., Class A 715 56,142
*Playa Hotels & Resorts NV 104 884
Polaris, Inc. 389 27,195
Pool Corp. 154 55,693
*Portillo's, Inc., Class A 20 259
*Potbelly Corp. 12 89
PulteGroup, Inc. 805 104,272
PVH Corp. 442 43,519
#*QuantumScape Corp. 4,948 25,482
Ralph Lauren Corp. 174 34,440
*RH 8 2,544
#*Rivian Automotive, Inc., Class A 3,044 30,744
Rocky Brands, Inc. 8 163
Ross Stores, Inc. 692 96,686
Royal Caribbean Cruises, Ltd. 933 192,525
#*RumbleON, Inc., Class B 4 20
*Sabre Corp. 16 51
*Sally Beauty Holdings, Inc. 105 1,365
Service Corp. International 490 40,008
SharkNinja, Inc. 352 32,458
#Shoe Carnival, Inc. 32 1,097
Signet Jewelers, Ltd. 544 49,874
*Skechers USA, Inc., Class A 479 29,439
*Sleep Number Corp. 8 110
Smith & Wesson Brands, Inc. 60 777
Sonic Automotive, Inc., Class A 40 2,269
*Sportsman's Warehouse
Holdings, Inc. 20 52
Standard Motor Products, Inc. 24 773
Starbucks Corp. 316 30,873
Steven Madden, Ltd. 664 29,860
*Stitch Fix, Inc., Class A 32 101
*Stoneridge, Inc. 32 224
Strategic Education, Inc. 24 2,087
*Strattec Security Corp. 4 150
#*Stride, Inc. 401 37,405
Sturm Ruger & Co., Inc. 4 157
Superior Group of Cos., Inc. 20 295
Tapestry, Inc. 835 39,621
*Taylor Morrison Home Corp. 826 56,581
Tempur Sealy International, Inc. 642 30,758
Texas Roadhouse, Inc. 220 42,046
#Thor Industries, Inc. 397 41,320
*Tile Shop Holdings, Inc. 40 264
*Tilly's, Inc., Class A 8 32

72
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
TJX Cos., Inc. (The) 1,491 $ 168,528
Toll Brothers, Inc. 428 62,676
*TopBuild Corp. 116 40,992
#*Topgolf Callaway Brands Corp. 14,826 143,960
Tractor Supply Co. 208 55,226
*Traeger, Inc. 20 62
Travel + Leisure Co. 20 956
*Tri Pointe Homes, Inc. 1,996 80,698
*Ulta Beauty, Inc. 158 58,299
*Under Armour, Inc., Class C 344 2,718
*Unifi, Inc. 8 49
*United Parks & Resorts, Inc. 369 19,420
*Universal Technical Institute, Inc. 778 12,946
Upbound Group, Inc. 1,082 31,638
*Urban Outfitters, Inc. 1,302 46,807
Vail Resorts, Inc. 209 34,629
*Valvoline, Inc. 568 22,879
#*Vera Bradley, Inc. 4 20
#VF Corp. 2,524 52,272
*Victoria's Secret & Co. 2,328 70,445
*Vista Outdoor, Inc. 820 36,055
*Visteon Corp. 320 28,880
*VOXX International Corp. 16 124
Wendy's Co. (The) 1,646 31,455
Weyco Group, Inc. 12 404
#Whirlpool Corp. 430 44,509
Williams-Sonoma, Inc. 381 51,104
Wingstop, Inc. 8 2,301
Winmark Corp. 4 1,492
Winnebago Industries, Inc. 80 4,483
Worthington Enterprises, Inc. 44 1,685
Wyndham Hotels & Resorts, Inc. 530 46,810
Wynn Resorts, Ltd. 4 384
*XPEL, Inc. 212 8,177
*YETI Holdings, Inc. 887 31,231
Yum! Brands, Inc. 216 28,331
*Zumiez, Inc. 28 577
TOTAL CONSUMER
DISCRETIONARY 8,267,955
CONSUMER STAPLES — (5.7%)
Albertsons Cos., Inc., Class A 3,014 54,553
Alico, Inc. 8 196
Altria Group, Inc. 12 654
Andersons, Inc. (The) 36 1,634
Archer-Daniels-Midland Co. 678 37,432
#B&G Foods, Inc. 56 477
*BellRing Brands, Inc. 215 14,154
*BJ's Wholesale Club Holdings,
Inc. 366 31,011
*Boston Beer Co., Inc. (The),
Class A 104 30,271
*Bridgford Foods Corp. 8 72
#Brown-Forman Corp., Class B 554 24,393
Bunge Global SA 528 44,363
Calavo Growers, Inc. 12 319
Cal-Maine Foods, Inc. 540 47,401
#Campbell Soup Co. 1,164 54,301
Casey's General Stores, Inc. 165 65,013
Shares Value†
CONSUMER STAPLES — (Continued)
*Celsius Holdings, Inc. 627 $ 18,860
*Central Garden & Pet Co., Class
A 98 2,856
#*Chefs' Warehouse, Inc. (The) 688 27,465
Church & Dwight Co., Inc. 373 37,266
Clorox Co. (The) 258 40,906
Coca-Cola Co. (The) 3,487 227,736
Coca-Cola Consolidated, Inc. 54 60,710
Colgate-Palmolive Co. 621 58,194
Conagra Brands, Inc. 1,539 44,539
Constellation Brands, Inc., Class
A 265 61,570
Costco Wholesale Corp. 358 312,956
*Coty, Inc., Class A 2,857 21,256
*Darling Ingredients, Inc. 1,025 40,088
Dole PLC 2,776 44,832
Dollar General Corp. 968 77,479
*Dollar Tree, Inc. 1,002 64,769
*Duckhorn Portfolio, Inc. (The) 638 6,993
Edgewell Personal Care Co. 36 1,258
Energizer Holdings, Inc. 574 18,408
Estee Lauder Cos., Inc. (The) 617 42,536
*Farmer Bros Co. 16 30
Flowers Foods, Inc. 1,260 28,010
Fresh Del Monte Produce, Inc. 60 1,927
General Mills, Inc. 1,566 106,519
*Grocery Outlet Holding Corp. 924 13,213
*Hain Celestial Group, Inc. (The) 36 314
#*Herbalife, Ltd. 364 2,748
Hershey Co. (The) 308 54,695
*HF Foods Group, Inc. 12 41
Hormel Foods Corp. 1,698 51,874
Ingles Markets, Inc., Class A 16 1,022
Ingredion, Inc. 239 31,730
Interparfums, Inc. 220 26,635
J & J Snack Foods Corp. 162 26,587
J.M. Smucker Co. (The) 436 49,490
John B Sanfilippo & Son, Inc. 157 12,954
Kenvue, Inc. 2,955 67,758
Keurig Dr Pepper, Inc. 1,976 65,109
Kimberly-Clark Corp. 759 101,843
Kraft Heinz Co. (The) 1,798 60,161
Kroger Co. (The) 2,817 157,104
Lamb Weston Holdings, Inc. 621 48,246
Lancaster Colony Corp. 161 27,950
Lifevantage Corp. 10 122
*Lifeway Foods, Inc. 12 319
*Medifast, Inc. 12 221
MGP Ingredients, Inc. 779 37,423
*Mission Produce, Inc. 36 425
Molson Coors Beverage Co.,
Class B 648 35,297
Mondelez International, Inc.,
Class A 768 52,593
*Monster Beverage Corp. 1,810 95,351
National Beverage Corp. 374 16,901
Natural Grocers by Vitamin
Cottage, Inc. 313 8,570
Natural Health Trends Corp. 8 48

73
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Nature's Sunshine Products, Inc. 24 $ 304
Nu Skin Enterprises, Inc., Class A 16 99
Oil-Dri Corp. of America 53 3,596
*Olaplex Holdings, Inc. 80 142
PepsiCo, Inc. 1,126 187,006
*Performance Food Group Co. 508 41,275
Philip Morris International, Inc. 463 61,440
*Post Holdings, Inc. 440 48,052
PriceSmart, Inc. 328 27,250
Procter & Gamble Co. (The) 1,504 248,431
Reynolds Consumer Products,
Inc. 1,041 28,055
*Simply Good Foods Co. (The) 2,953 99,398
SpartanNash Co. 36 757
*Sprouts Farmers Market, Inc. 328 42,125
Sysco Corp. 1,545 115,798
Target Corp. 682 102,327
*TreeHouse Foods, Inc. 43 1,564
Turning Point Brands, Inc. 12 567
Tyson Foods, Inc., Class A 385 22,557
*United Natural Foods, Inc. 44 895
United-Guardian, Inc. 4 53
Universal Corp. 20 1,018
*US Foods Holding Corp. 842 51,909
*USANA Health Sciences, Inc. 16 591
Village Super Market, Inc., Class
A 12 343
#*Vita Coco Co., Inc. (The) 482 14,272
*Vital Farms, Inc. 14 486
Walgreens Boots Alliance, Inc. 2,690 25,447
Walmart, Inc. 2,848 233,394
Weis Markets, Inc. 24 1,509
TOTAL CONSUMER STAPLES 4,160,811
ENERGY — (5.8%)
*Amplify Energy Corp. 40 265
Antero Midstream Corp. 4,214 60,555
*Antero Resources Corp. 1,082 28,002
APA Corp. 1,921 45,336
Archrock, Inc. 685 13,714
Ardmore Shipping Corp. 48 677
Atlas Energy Solutions, Inc. 1,182 23,132
Baker Hughes Co. 2,730 103,958
*Battalion Oil Corp. 16 107
Berry Corp. 52 261
*Bristow Group, Inc. 24 796
Cactus, Inc., Class A 28 1,660
California Resources Corp. 60 3,118
#*Centrus Energy Corp., Class A 156 16,194
Cheniere Energy, Inc. 665 127,268
Chevron Corp. 1,369 203,735
Civitas Resources, Inc. 772 37,666
*Clean Energy Fuels Corp. 224 634
*CNX Resources Corp. 2,017 68,639
#Comstock Resources, Inc. 3,416 39,489
ConocoPhillips 1,513 165,734
CONSOL Energy, Inc. 386 42,815
#Core Laboratories, Inc. 440 8,316
Coterra Energy, Inc. 2,802 67,024
Shares Value†
ENERGY — (Continued)
Crescent Energy Co., Class A 591 $ 7,346
#CVR Energy, Inc. 1,105 17,570
Delek US Holdings, Inc. 58 909
Devon Energy Corp. 2,900 112,172
DHT Holdings, Inc. 13,753 141,931
Diamondback Energy, Inc. 231 40,834
*DMC Global, Inc. 16 161
Dorian LPG, Ltd. 48 1,385
DT Midstream, Inc. 646 58,237
Energy Services of America Corp. 8 93
EnLink Midstream LLC 2,411 35,779
EOG Resources, Inc. 723 88,177
Epsilon Energy, Ltd. 16 94
EQT Corp. 693 25,322
Evolution Petroleum Corp. 28 144
Expand Energy Corp. 1,179 99,885
*Expro Group Holdings NV 84 1,071
Exxon Mobil Corp. 3,630 423,911
*Forum Energy Technologies, Inc. 12 168
FutureFuel Corp. 12 72
*Geospace Technologies Corp. 8 90
Granite Ridge Resources, Inc. 52 308
*Green Plains, Inc. 48 587
*Gulf Island Fabrication, Inc. 12 66
*Hallador Energy Co. 16 159
Halliburton Co. 3,167 87,853
*Helix Energy Solutions Group,
Inc. 168 1,554
Helmerich & Payne, Inc. 1,140 38,304
Hess Corp. 1,199 161,242
HF Sinclair Corp. 794 30,656
#HighPeak Energy, Inc. 2,054 26,291
*Innovex International, Inc. 9 128
International Seaways, Inc. 850 37,009
Kinder Morgan, Inc. 3,237 79,339
Kinetik Holdings, Inc. 104 5,062
*Kosmos Energy, Ltd. 5,822 21,891
Liberty Energy, Inc. 2,018 34,447
#Magnolia Oil & Gas Corp., Class
A 1,466 37,060
*Mammoth Energy Services, Inc. 20 88
Marathon Petroleum Corp. 552 80,299
Matador Resources Co. 1,006 52,423
Mexco Energy Corp. 4 47
Murphy Oil Corp. 1,147 36,108
*Nabors Industries, Ltd. 5 372
NACCO Industries, Inc., Class A 8 250
*Natural Gas Services Group, Inc. 12 235
#New Fortress Energy, Inc. 48 404
*Newpark Resources, Inc. 82 546
Noble Corp. PLC 620 19,828
#Nordic American Tankers, Ltd. 204 667
#Northern Oil & Gas, Inc. 1,241 44,986
NOV, Inc. 2,536 39,333
Occidental Petroleum Corp. 757 37,933
*Oceaneering International, Inc. 84 2,050
*Oil States International, Inc. 56 265
ONEOK, Inc. 375 36,330

74
Dimensional US Vector Equity ETF
continued
Shares Value†
ENERGY — (Continued)
Ovintiv, Inc. 1,265 $ 49,588
*Par Pacific Holdings, Inc. 18 278
PBF Energy, Inc., Class A 1,370 39,072
#Peabody Energy Corp. 1,467 38,538
Permian Resources Corp. 3,536 48,196
Phillips 66 374 45,561
PHX Minerals, Inc. 36 130
*ProFrac Holding Corp., Class A 8 48
*ProPetro Holding Corp. 92 636
Range Resources Corp. 1,841 55,285
Ranger Energy Services, Inc. 16 208
*REX American Resources Corp. 16 716
Riley Exploration Permian, Inc. 8 214
RPC, Inc. 156 886
Schlumberger NV 1,394 55,858
Scorpio Tankers, Inc. 598 34,845
*SEACOR Marine Holdings, Inc. 24 163
*Seadrill, Ltd. 729 28,686
Select Water Solutions, Inc. 104 1,102
SFL Corp., Ltd. 156 1,655
Sitio Royalties Corp., Class A 32 713
SM Energy Co. 1,017 42,683
Smart Sand, Inc. 4 8
Solaris Energy Infrastructure, Inc. 20 263
*Stabilis Solutions, Inc. 4 17
*Talos Energy, Inc. 3,031 30,977
Targa Resources Corp. 456 76,134
TechnipFMC PLC 1,666 44,466
*Teekay Corp., Ltd. 76 636
*Teekay Tankers, Ltd., Class A 906 43,198
*TETRA Technologies, Inc. 44 147
*Tidewater, Inc. 833 50,038
#*Transocean, Ltd. 11,354 49,276
*Uranium Energy Corp. 17,908 132,877
#VAALCO Energy, Inc. 48 256
#*Valaris, Ltd. 871 44,073
Valero Energy Corp. 1,134 147,148
#*Vital Energy, Inc. 21 573
Vitesse Energy, Inc. 24 597
#W&T Offshore, Inc. 21 45
Weatherford International PLC 524 41,396
Williams Cos., Inc. (The) 846 44,305
#World Kinect Corp. 167 4,367
TOTAL ENERGY 4,184,424
FINANCIALS — (17.3%)
*Acacia Research Corp. 44 199
ACNB Corp. 8 336
Affiliated Managers Group, Inc. 220 42,658
*Affirm Holdings, Inc. 79 3,464
Aflac, Inc. 72 7,545
Alerus Financial Corp. 13 263
Allstate Corp. (The) 385 71,810
Ally Financial, Inc. 1,221 42,796
*AlTi Global, Inc. 12 49
Amalgamated Financial Corp. 28 929
*Ambac Financial Group, Inc. 48 543
Amerant Bancorp, Inc. 24 512
Shares Value†
FINANCIALS — (Continued)
*American Coastal Insurance
Corp. 20 $ 243
American Express Co. 843 227,677
American Financial Group, Inc. 278 35,843
American International Group,
Inc. 1,669 126,644
Ameriprise Financial, Inc. 415 211,775
Ameris Bancorp 512 31,739
AMERISAFE, Inc. 19 1,027
AmeriServ Financial, Inc. 12 33
Ames National Corp. 4 68
Aon PLC, Class A 147 53,930
Apollo Global Management, Inc. 20 2,865
*Arch Capital Group, Ltd. 992 97,772
Arrow Financial Corp. 16 457
Arthur J. Gallagher & Co. 162 45,554
Artisan Partners Asset
Management, Inc., Class A 626 27,607
Associated Banc-Corp. 2,220 52,703
#Associated Capital Group, Inc.,
Class A 4 143
Assurant, Inc. 186 35,656
Assured Guaranty, Ltd. 762 63,597
#Atlantic Union Bankshares Corp. 1,292 48,838
*Atlanticus Holdings Corp. 154 5,727
Auburn National Bancorp, Inc. 4 88
*AvidXchange Holdings, Inc. 18,003 148,345
Axis Capital Holdings, Ltd. 605 47,347
*Axos Financial, Inc. 802 54,311
BancFirst Corp. 482 52,398
*Bancorp, Inc. (The) 52 2,614
Bank of America Corp. 3,215 134,451
Bank of Hawaii Corp. 586 42,327
Bank of Marin Bancorp 4 89
Bank of New York Mellon Corp.
(The) 2,016 151,926
Bank of NT Butterfield & Son, Ltd.
(The) 3,818 139,624
Bank OZK 776 33,950
Bank7 Corp. 4 168
BankFinancial Corp. 16 195
BankUnited, Inc. 1,063 37,566
Bankwell Financial Group, Inc. 4 114
Banner Corp. 36 2,305
Bar Harbor Bankshares 12 386
BayCom Corp. 8 199
BCB Bancorp, Inc. 20 243
*Berkshire Hathaway, Inc., Class
B 801 361,187
Berkshire Hills Bancorp, Inc. 40 1,089
BGC Group, Inc., Class A 192 1,799
Blackrock, Inc. 4 3,924
*Block, Inc. 856 61,906
*Blue Foundry Bancorp 12 118
*Blue Ridge Bankshares, Inc. 12 34
BOK Financial Corp. 443 47,060
Bread Financial Holdings, Inc. 681 33,948
*Bridgewater Bancshares, Inc. 12 175
*Brighthouse Financial, Inc. 744 35,191

75
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
Brightsphere Investment Group,
Inc. 161 $ 4,249
Brookline Bancorp, Inc. 68 765
Brown & Brown, Inc. 439 45,937
Business First Bancshares, Inc. 20 524
*BV Financial, Inc. 4 62
Byline Bancorp, Inc. 20 538
C&F Financial Corp. 4 250
Cadence Bank 1,265 42,289
Camden National Corp. 20 839
Capital Bancorp, Inc. 4 101
Capital City Bank Group, Inc. 16 560
Capital One Financial Corp. 581 94,581
Capitol Federal Financial, Inc. 44 284
Carlyle Group, Inc. (The) 60 3,002
*Carter Bankshares, Inc. 20 368
Cass Information Systems, Inc. 12 496
Cathay General Bancorp 1,026 47,175
CB Financial Services, Inc. 4 115
Cboe Global Markets, Inc. 162 34,598
Central Pacific Financial Corp. 24 647
CF Bankshares, Inc. 4 102
Charles Schwab Corp. (The) 965 68,351
Chemung Financial Corp. 4 191
Chubb, Ltd. 224 63,267
Cincinnati Financial Corp. 455 64,078
Citigroup, Inc. 882 56,598
Citizens & Northern Corp. 8 151
Citizens Community Bancorp, Inc. 8 113
Citizens Financial Group, Inc. 1,494 62,927
*Citizens, Inc. 24 114
City Holding Co. 16 1,866
Civista Bancshares, Inc. 12 244
CME Group, Inc. 16 3,606
CNB Financial Corp. 16 406
CNO Financial Group, Inc. 556 19,126
*Coastal Financial Corp. 8 504
*Coinbase Global, Inc., Class A 303 54,313
Colony Bankcorp, Inc. 12 183
Columbia Banking System, Inc. 1,273 36,293
*Columbia Financial, Inc. 60 1,025
Comerica, Inc. 471 30,007
Commerce Bancshares, Inc. 553 34,562
Community Financial System, Inc. 752 45,977
Community Trust Bancorp, Inc. 20 1,036
Community West Bancshares 16 300
ConnectOne Bancorp, Inc. 36 873
*Consumer Portfolio Services,
Inc. 40 400
#Corebridge Financial, Inc. 2,693 85,557
*Corpay, Inc. 211 69,571
Crawford & Co., Class A 56 624
*Credit Acceptance Corp. 4 1,700
*CrossFirst Bankshares, Inc. 32 502
Cullen/Frost Bankers, Inc. 666 84,815
*Customers Bancorp, Inc. 32 1,476
CVB Financial Corp. 144 2,798
Shares Value†
FINANCIALS — (Continued)
Diamond Hill Investment Group,
Inc. 55 $ 8,301
#DigitalBridge Group, Inc. 559 8,771
Dime Community Bancshares,
Inc. 28 842
Discover Financial Services 732 108,651
Donegal Group, Inc., Class A 28 424
*Donnelley Financial Solutions,
Inc. 48 2,800
Eagle Bancorp Montana, Inc. 4 67
Eagle Bancorp, Inc. 8 210
East West Bancorp, Inc. 550 53,619
Eastern Bankshares, Inc. 685 11,186
*eHealth, Inc. 4 20
Employers Holdings, Inc. 28 1,364
Enact Holdings, Inc. 20 682
#*Encore Capital Group, Inc. 24 1,096
*Enova International, Inc. 382 33,200
Enterprise Bancorp, Inc. 8 257
Enterprise Financial Services
Corp. 2,781 146,614
Equitable Holdings, Inc. 975 44,207
Equity Bancshares, Inc., Class A 12 510
Esquire Financial Holdings, Inc. 4 266
ESSA Bancorp, Inc. 12 226
Essent Group, Ltd. 713 42,787
*Euronet Worldwide, Inc. 473 46,576
Evans Bancorp, Inc. 4 159
Evercore, Inc. 116 30,644
Everest Group, Ltd. 170 60,454
EVERTEC, Inc. 28 917
*EZCORP, Inc., Class A 60 689
F&G Annuities & Life, Inc. 28 1,123
FactSet Research Systems, Inc. 104 47,222
Farmers & Merchants Bancorp,
Inc. 4 108
Farmers National Banc Corp. 24 330
FB Financial Corp. 40 1,968
Federal Agricultural Mortgage
Corp., Class C 12 2,199
Federated Hermes, Inc. 2,646 106,184
Fidelity National Financial, Inc. 1,044 62,817
Fidelity National Information
Services, Inc. 907 81,385
Fifth Third Bancorp 1,860 81,245
Financial Institutions, Inc. 12 288
*Finwise Bancorp 8 134
First American Financial Corp. 717 45,996
First Bancorp 40 1,668
First Bancorp 2,212 42,647
First Bancorp, Inc. (The) 12 311
First Bancshares, Inc. (The) 28 937
First Bank 16 227
First Busey Corp. 56 1,361
First Business Financial Services,
Inc. 8 342
First Capital, Inc. 4 145
First Citizens BancShares, Inc.,
Class A 58 112,366

76
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Commonwealth Financial
Corp. 8,567 $ 140,841
First Community Bankshares, Inc. 20 829
First Community Corp. 4 95
First Financial Bancorp 100 2,558
First Financial Corp. 12 516
First Foundation, Inc. 8 54
First Guaranty Bancshares, Inc. 4 43
First Hawaiian, Inc. 1,859 45,992
First Horizon Corp. 1,753 30,379
First Internet Bancorp 8 280
First Interstate BancSystem, Inc.,
Class A 1,460 44,968
First Merchants Corp. 64 2,371
First Mid Bancshares, Inc. 16 610
First National Corp. 4 85
First Northwest Bancorp 4 41
First of Long Island Corp. (The) 4 50
First Savings Financial Group,
Inc. 8 216
First United Corp. 8 254
First US Bancshares, Inc. 4 47
*First Western Financial, Inc. 8 152
FirstCash Holdings, Inc. 390 40,353
*Fiserv, Inc. 374 74,015
Five Star Bancorp 8 241
Flushing Financial Corp. 24 376
FNB Corp. 2,595 37,627
Franklin Financial Services Corp. 4 131
#Franklin Resources, Inc. 1,624 33,730
FS Bancorp, Inc. 8 350
Fulton Financial Corp. 2,684 48,607
*FVCBankcorp, Inc. 8 104
GCM Grosvenor, Inc., Class A 7 81
*Genworth Financial, Inc. 6,240 42,058
German American Bancorp, Inc. 32 1,296
Glacier Bancorp, Inc. 791 41,251
Global Payments, Inc. 378 39,202
Globe Life, Inc. 336 35,482
Goldman Sachs Group, Inc. (The) 120 62,135
*Goosehead Insurance, Inc.,
Class A 59 6,425
Great Southern Bancorp, Inc. 12 680
*Green Dot Corp., Class A 28 318
*Greenlight Capital Re, Ltd.,
Class A 32 431
Guaranty Bancshares, Inc. 8 263
Hancock Whitney Corp. 610 31,769
Hanmi Financial Corp. 24 549
Hanover Insurance Group, Inc.
(The) 274 40,642
HarborOne Bancorp, Inc. 32 380
Hartford Financial Services
Group, Inc. (The) 1,130 124,797
Hawthorn Bancshares, Inc. 8 228
HBT Financial, Inc. 8 171
#HCI Group, Inc. 207 23,455
Heartland Financial USA, Inc. 634 37,723
Hennessy Advisors, Inc. 4 41
Shares Value†
FINANCIALS — (Continued)
Heritage Commerce Corp. 44 $ 427
Heritage Financial Corp. 32 736
*Heritage Insurance Holdings, Inc. 32 331
*Hippo Holdings, Inc. 4 89
Home Bancorp, Inc. 8 377
Home BancShares, Inc. 1,328 36,241
HomeTrust Bancshares, Inc. 12 398
Hope Bancorp, Inc. 108 1,338
Horace Mann Educators Corp. 40 1,490
Horizon Bancorp, Inc. 36 577
Houlihan Lokey, Inc. 174 30,062
Huntington Bancshares, Inc. 2,336 36,418
Independent Bank Corp. 590 37,111
Independent Bank Corp. 20 656
Independent Bank Group, Inc. 160 9,338
Intercontinental Exchange, Inc. 20 3,117
International Bancshares Corp. 875 53,602
*International Money Express,
Inc. 735 12,929
Invesco, Ltd. 2,901 50,303
Investar Holding Corp. 4 83
Jack Henry & Associates, Inc. 270 49,121
Jackson Financial, Inc., Class A 675 67,466
James River Group Holdings, Ltd. 12 75
Janus Henderson Group PLC 1,119 46,226
Jefferies Financial Group, Inc. 724 46,322
JPMorgan Chase & Co. 2,252 499,764
Kearny Financial Corp. 44 308
Kemper Corp. 906 56,417
KeyCorp 2,955 50,974
Kinsale Capital Group, Inc. 54 23,118
KKR & Co., Inc. 124 17,142
Lake Shore Bancorp, Inc. 4 53
Lakeland Financial Corp. 28 1,822
Landmark Bancorp, Inc. 4 84
Lazard, Inc. 532 28,191
LCNB Corp. 4 63
#*Lemonade, Inc. 12 285
*LendingClub Corp. 88 1,248
Lincoln National Corp. 1,115 38,746
Live Oak Bancshares, Inc. 3,313 131,559
Loews Corp. 717 56,614
LPL Financial Holdings, Inc. 272 76,753
M&T Bank Corp. 288 56,068
Magyar Bancorp, Inc. 4 49
MainStreet Bancshares, Inc. 4 69
*Markel Group, Inc. 4 6,168
*Marqeta, Inc., Class A 360 2,038
Marsh & McLennan Cos., Inc. 312 68,091
Mastercard, Inc., Class A 715 357,207
Mercantile Bank Corp. 16 686
Merchants Bancorp 20 739
Mercury General Corp. 760 51,399
Meridian Corp. 4 56
MetLife, Inc. 2,348 184,130
Metrocity Bankshares, Inc. 8 237
*Metropolitan Bank Holding Corp. 4 214
MGIC Investment Corp. 1,763 44,146

77
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
Mid Penn Bancorp, Inc. 16 $ 505
Middlefield Banc Corp. 8 226
Midland States Bancorp, Inc. 16 397
MidWestOne Financial Group,
Inc. 12 347
*Moneylion, Inc. 4 172
Moody's Corp. 145 65,836
Morgan Stanley 956 111,135
Morningstar, Inc. 158 51,832
MSCI, Inc. 54 30,845
MVB Financial Corp. 12 228
National Bank Holdings Corp.,
Class A 3,417 153,628
National Bankshares, Inc. 4 114
Navient Corp. 4,314 61,388
NBT Bancorp, Inc. 48 2,135
Nelnet, Inc., Class A 378 42,601
*NerdWallet, Inc., Class A 12 176
*NI Holdings, Inc. 12 188
Nicolet Bankshares, Inc. 12 1,220
*NMI Holdings, Inc. 1,080 41,774
Northeast Bank 8 711
Northeast Community Bancorp,
Inc. 4 104
Northern Trust Corp. 721 72,475
Northfield Bancorp, Inc. 48 565
Northrim Bancorp, Inc. 8 522
Northwest Bancshares, Inc. 10,742 142,761
Norwood Financial Corp. 4 117
Oak Valley Bancorp 8 216
OceanFirst Financial Corp. 40 728
OFG Bancorp 52 2,094
Ohio Valley Banc Corp. 4 94
Old Market Capital Corp. 4 24
Old National Bancorp 2,156 41,525
Old Point Financial Corp. 4 82
Old Republic International Corp. 897 31,332
Old Second Bancorp, Inc. 36 591
OneMain Holdings, Inc. 977 48,528
*Onity Group, Inc. 4 119
OP Bancorp 12 178
*Oportun Financial Corp. 16 44
Origin Bancorp, Inc. 24 753
Orrstown Financial Services, Inc. 16 599
Pacific Premier Bancorp, Inc. 64 1,633
*Palomar Holdings, Inc. 16 1,436
Park National Corp. 216 37,320
Parke Bancorp, Inc. 12 253
Pathfinder Bancorp, Inc. 4 69
Pathward Financial, Inc. 419 29,648
*Payoneer Global, Inc. 136 1,172
*PayPal Holdings, Inc. 620 49,166
*Paysafe, Ltd. 36 765
PCB Bancorp 8 150
Peapack-Gladstone Financial
Corp. 16 514
Penns Woods Bancorp, Inc. 8 216
PennyMac Financial Services,
Inc. 351 34,988
Shares Value†
FINANCIALS — (Continued)
Peoples Bancorp of North
Carolina, Inc. 4 $ 103
Peoples Bancorp, Inc. 36 1,108
Peoples Financial Services Corp. 4 187
Pinnacle Financial Partners, Inc. 551 58,103
*Pioneer Bancorp, Inc. 12 134
Piper Sandler Cos. 7 1,985
Plumas Bancorp 4 166
PNC Financial Services Group,
Inc. (The) 223 41,984
*Ponce Financial Group, Inc. 12 135
Popular, Inc. 525 46,846
*PRA Group, Inc. 36 726
Preferred Bank 12 1,012
Premier Financial Corp. 32 789
Primerica, Inc. 120 33,217
Primis Financial Corp. 20 225
Princeton Bancorp, Inc. 4 140
Principal Financial Group, Inc. 881 72,594
*Priority Technology Holdings,
Inc. 4 22
*ProAssurance Corp. 16 238
PROG Holdings, Inc. 788 34,412
Progressive Corp. (The) 375 91,061
Prosperity Bancshares, Inc. 663 48,532
*Provident Bancorp, Inc. 8 83
Provident Financial Holdings, Inc. 8 125
Provident Financial Services, Inc. 120 2,242
Prudential Financial, Inc. 939 115,009
QCR Holdings, Inc. 16 1,266
Raymond James Financial, Inc. 494 73,221
RBB Bancorp 16 355
Red River Bancshares, Inc. 4 209
Regional Management Corp. 12 345
Regions Financial Corp. 1,598 38,144
Reinsurance Group of America,
Inc. 231 48,759
RenaissanceRe Holdings, Ltd. 166 43,558
Renasant Corp. 52 1,774
*Repay Holdings Corp. 68 541
Republic Bancorp, Inc., Class A 16 1,080
Richmond Mutual Bancorp, Inc. 12 156
Riverview Bancorp, Inc. 16 76
RLI Corp. 370 57,709
*Robinhood Markets, Inc., Class
A 2,342 55,014
S&P Global, Inc. 8 3,843
S&T Bancorp, Inc. 40 1,519
Safety Insurance Group, Inc. 12 939
Sandy Spring Bancorp, Inc. 36 1,211
SB Financial Group, Inc. 8 154
*Security National Financial
Corp., Class A 16 155
SEI Investments Co. 488 36,483
Selective Insurance Group, Inc. 432 39,234
*Selectquote, Inc. 28 56
ServisFirst Bancshares, Inc. 31 2,577
Shore Bancshares, Inc. 20 291
Sierra Bancorp 16 454

78
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
Silvercrest Asset Management
Group, Inc., Class A 8 $ 139
Simmons First National Corp.,
Class A 1,852 42,966
*SiriusPoint, Ltd. 156 2,050
*Skyward Specialty Insurance
Group, Inc. 1,943 85,900
SLM Corp. 1,787 39,368
SmartFinancial, Inc. 12 398
*SoFi Technologies, Inc. 3,219 35,956
Sound Financial Bancorp, Inc. 4 212
South Plains Financial, Inc. 8 270
*Southern First Bancshares, Inc. 4 153
Southern Missouri Bancorp, Inc. 8 474
Southern States Bancshares, Inc. 4 124
Southside Bancshares, Inc. 32 1,037
SouthState Corp. 551 53,739
State Street Corp. 482 44,730
Stellar Bancorp, Inc. 52 1,415
*Sterling Bancorp, Inc. 36 168
Stewart Information Services
Corp. 32 2,202
Stifel Financial Corp. 354 36,681
Stock Yards Bancorp, Inc. 32 2,063
*SWK Holdings Corp. 4 66
Synchrony Financial 1,518 83,703
Synovus Financial Corp. 1,023 51,017
T. Rowe Price Group, Inc. 524 57,567
*Texas Capital Bancshares, Inc. 648 49,864
TFS Financial Corp. 88 1,131
*Third Coast Bancshares, Inc. 4 130
Timberland Bancorp, Inc. 8 231
Tiptree, Inc. 56 1,143
Tompkins Financial Corp. 16 1,033
Towne Bank 76 2,472
Travelers Cos., Inc. (The) 601 147,810
TriCo Bancshares 32 1,367
*Triumph Financial, Inc. 24 2,121
Truist Financial Corp. 160 6,888
TrustCo Bank Corp. 16 528
Trustmark Corp. 64 2,222
UMB Financial Corp. 347 38,076
Union Bankshares, Inc. 4 116
United Bancorp, Inc. 4 52
United Bankshares, Inc. 965 36,361
United Community Banks, Inc. 1,746 49,691
United Fire Group, Inc. 16 314
United Security Bancshares 4 35
Unity Bancorp, Inc. 8 309
Universal Insurance Holdings, Inc. 32 638
Univest Financial Corp. 28 779
Unum Group 635 40,754
US Bancorp 1,131 54,639
USCB Financial Holdings, Inc. 12 174
Valley National Bancorp 3,424 32,425
*Velocity Financial, Inc. 24 461
Veritex Holdings, Inc. 20 540
Victory Capital Holdings, Inc.,
Class A 1,317 78,928
Shares Value†
FINANCIALS — (Continued)
Virginia National Bankshares
Corp. 4 $ 159
Virtu Financial, Inc., Class A 64 1,981
Virtus Investment Partners, Inc. 8 1,731
Visa, Inc., Class A 1,350 391,298
Voya Financial, Inc. 675 54,203
W. R. Berkley Corp. 648 37,046
WaFd, Inc. 1,176 39,960
Walker & Dunlop, Inc. 490 53,591
Washington Trust Bancorp, Inc. 16 546
Waterstone Financial, Inc. 24 354
Webster Financial Corp. 608 31,494
Wells Fargo & Co. 2,616 169,831
WesBanco, Inc. 4,706 148,004
West Bancorp, Inc. 16 345
Westamerica Bancorp 24 1,236
Western Alliance Bancorp 408 33,950
Western New England Bancorp,
Inc. 16 139
Western Union Co. (The) 3,357 36,121
Westwood Holdings Group, Inc. 12 187
*WEX, Inc. 158 27,271
Willis Towers Watson PLC 166 50,164
Wintrust Financial Corp. 443 51,339
#WisdomTree, Inc. 230 2,380
*World Acceptance Corp. 8 913
WSFS Financial Corp. 860 42,286
Zions Bancorp NA 1,061 55,236
TOTAL FINANCIALS 12,490,155
HEALTH CARE — (9.1%)
*2seventy bio, Inc. 8 35
*89Bio, Inc. 20 156
Abbott Laboratories 1,067 120,966
AbbVie, Inc. 1,579 321,911
*Absci Corp. 24 92
*AC Immune SA 32 91
*Acadia Healthcare Co., Inc. 621 26,510
*Accolade, Inc. 36 114
*Acelyrin, Inc. 16 91
*Acrivon Therapeutics, Inc. 4 32
*Acumen Pharmaceuticals, Inc. 8 23
*AdaptHealth Corp. 68 700
*Addus HomeCare Corp. 8 995
#*Adverum Biotechnologies, Inc. 4 29
Agilent Technologies, Inc. 11 1,433
#*agilon health, Inc. 80 204
#*AirSculpt Technologies, Inc. 8 46
*Akero Therapeutics, Inc. 5,453 168,116
*Align Technology, Inc. 209 42,851
*Alkermes PLC 960 24,672
*Allogene Therapeutics, Inc. 32 82
*Alnylam Pharmaceuticals, Inc. 150 39,988
*American Well Corp., Class A 4 37
Amgen, Inc. 463 148,234
*AMN Healthcare Services, Inc. 840 31,870
*Amneal Pharmaceuticals, Inc. 1,080 9,148
*Amphastar Pharmaceuticals, Inc. 13 657
*Amylyx Pharmaceuticals, Inc. 8 43

79
Dimensional US Vector Equity ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*AngioDynamics, Inc. 8 $ 54
*ANI Pharmaceuticals, Inc. 24 1,374
*Anika Therapeutics, Inc. 16 274
*Annexon, Inc. 24 176
#*Arcturus Therapeutics Holdings,
Inc. 20 355
*Arcus Biosciences, Inc. 36 551
*Atea Pharmaceuticals, Inc. 20 65
*Aura Biosciences, Inc. 8 84
*Avanos Medical, Inc. 24 448
*Azenta, Inc. 28 1,151
Baxter International, Inc. 144 5,141
*Beam Therapeutics, Inc. 32 701
Becton Dickinson & Co. 163 38,075
*Biogen, Inc. 217 37,758
*BioMarin Pharmaceutical, Inc. 207 13,639
*Biomea Fusion, Inc. 12 112
*Bio-Rad Laboratories, Inc., Class
A 8 2,866
*Biote Corp., Class A 12 61
*Boston Scientific Corp. 897 75,366
Bristol-Myers Squibb Co. 5,243 292,402
*Brookdale Senior Living, Inc. 3,350 21,005
Bruker Corp. 578 32,721
#*C4 Therapeutics, Inc. 12 64
*Cabaletta Bio, Inc. 8 28
#*Cardiff Oncology, Inc. 4 12
Cardinal Health, Inc. 272 29,517
*Castle Biosciences, Inc. 16 555
*Catalyst Pharmaceuticals, Inc. 88 1,918
Cencora, Inc. 460 104,917
*Centene Corp. 804 50,057
*Certara, Inc. 12,864 131,213
*Charles River Laboratories
International, Inc. 162 28,930
Chemed Corp. 54 29,173
Cigna Group (The) 232 73,036
*Collegium Pharmaceutical, Inc. 128 4,370
*Community Health Systems, Inc. 16 65
CONMED Corp. 314 21,427
*Cooper Cos., Inc. (The) 30 3,140
*Corcept Therapeutics, Inc. 80 3,918
*Cross Country Healthcare, Inc. 40 456
*CryoPort, Inc. 8 53
*Cullinan Therapeutics, Inc. 24 373
*CVRx, Inc. 4 52
CVS Health Corp. 929 52,451
*Cytek Biosciences, Inc. 64 316
Danaher Corp. 20 4,913
*DaVita, Inc. 324 45,298
*Definitive Healthcare Corp. 52 216
DENTSPLY SIRONA, Inc. 1,350 31,280
*Design Therapeutics, Inc. 12 63
*DocGo, Inc. 20 70
*Dynavax Technologies Corp. 96 1,138
*Editas Medicine, Inc. 20 58
*Edwards Lifesciences Corp. 870 58,299
*Elanco Animal Health, Inc. 1,207 15,256
Shares Value†
HEALTH CARE — (Continued)
Elevance Health, Inc. 116 $ 47,068
Eli Lilly & Co. 667 553,437
Embecta Corp. 8 113
#*Emergent BioSolutions, Inc. 8 72
*Enanta Pharmaceuticals, Inc. 4 45
Encompass Health Corp. 383 38,093
*Enhabit, Inc. 36 248
*Enovis Corp. 40 1,651
Ensign Group, Inc. (The) 163 25,263
*Entrada Therapeutics, Inc. 8 137
*Envista Holdings Corp. 2,686 56,325
*Erasca, Inc. 48 124
*Evolent Health, Inc., Class A 124 2,895
*Exelixis, Inc. 1,046 34,727
*Fate Therapeutics, Inc. 40 95
*FONAR Corp. 4 61
*Fulcrum Therapeutics, Inc. 48 152
*Fulgent Genetics, Inc. 24 515
GE HealthCare Technologies, Inc. 1,298 113,380
*Generation Bio Co. 24 52
Gilead Sciences, Inc. 1,845 163,873
*Globus Medical, Inc. 403 29,637
*Haemonetics Corp. 677 48,175
*Halozyme Therapeutics, Inc. 438 22,150
*Harmony Biosciences Holdings,
Inc. 1,139 36,596
*Harvard Bioscience, Inc. 40 94
HCA Healthcare, Inc. 50 17,937
*Health Catalyst, Inc. 16 124
HealthStream, Inc. 28 819
*Henry Schein, Inc. 540 37,924
*Hologic, Inc. 390 31,539
Humana, Inc. 312 80,443
*ICON PLC 96 21,323
*ICU Medical, Inc. 393 67,097
*IDEXX Laboratories, Inc. 2 814
*ImmuCell Corp. 4 14
*InfuSystem Holdings, Inc. 8 50
*Innoviva, Inc. 76 1,487
*Inogen, Inc. 4 35
*Inovio Pharmaceuticals, Inc. 4 21
#*Integer Holdings Corp. 24 2,982
#*Integra LifeSciences Holdings
Corp. 28 525
#*Intellia Therapeutics, Inc. 56 796
*IQVIA Holdings, Inc. 318 65,451
*Ironwood Pharmaceuticals, Inc. 12 47
*Jazz Pharmaceuticals PLC 486 53,475
Johnson & Johnson 2,263 361,763
*Kewaunee Scientific Corp. 4 127
*Kodiak Sciences, Inc. 4 15
Labcorp Holdings, Inc. 132 30,132
*Lantern Pharma, Inc. 4 12
*Lantheus Holdings, Inc. 448 49,208
*Leap Therapeutics, Inc. 8 30
*LifeStance Health Group, Inc. 6,069 40,723
*Ligand Pharmaceuticals, Inc. 1,171 123,775
*Lisata Therapeutics, Inc. 4 11

80
Dimensional US Vector Equity ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*LivaNova PLC 879 $ 45,374
*MannKind Corp. 2,133 15,080
*MaxCyte, Inc. 28 100
McKesson Corp. 50 25,030
*Medpace Holdings, Inc. 108 33,936
Medtronic PLC 506 45,161
Merck & Co., Inc. 3,104 317,601
Mesa Laboratories, Inc. 104 11,860
*MiMedx Group, Inc. 44 301
*Moderna, Inc. 8 435
*ModivCare, Inc. 108 1,746
*Molina Healthcare, Inc. 158 50,753
*Monte Rosa Therapeutics, Inc. 16 136
National HealthCare Corp. 16 1,856
National Research Corp. 218 3,952
*Nautilus Biotechnology, Inc. 32 83
#*Neogen Corp. 3,428 48,952
*NeoGenomics, Inc. 116 1,576
*Neurocrine Biosciences, Inc. 360 43,297
*Nevro Corp. 8 44
#*OmniAb Operations, Inc. -
Earnout Shares 48 196
*Omnicell, Inc. 16 778
*Oncocyte Corp. 4 12
*OptimizeRx Corp. 4 21
*Option Care Health, Inc. 987 22,740
*Oramed Pharmaceuticals, Inc. 4 10
*OraSure Technologies, Inc. 24 98
*Organogenesis Holdings, Inc. 32 89
Organon & Co. 1,064 19,982
*ORIC Pharmaceuticals, Inc. 12 113
*Orthofix Medical, Inc. 8 130
*OrthoPediatrics Corp. 4 106
*Owens & Minor, Inc. 52 661
*Pacira BioSciences, Inc. 12 199
Patterson Cos., Inc. 2,578 54,164
*Pediatrix Medical Group, Inc. 44 542
*PepGen, Inc. 4 26
Perrigo Co. PLC 2,184 55,976
Pfizer, Inc. 2,397 67,835
Phibro Animal Health Corp.,
Class A 8 185
*Pliant Therapeutics, Inc. 12 169
*Prelude Therapeutics, Inc. 8 10
Premier, Inc., Class A 48 967
*Prestige Consumer Healthcare,
Inc. 790 58,262
*Prothena Corp. PLC 48 816
*Puma Biotechnology, Inc. 20 57
*Pyxis Oncology, Inc. 12 43
*Quanterix Corp. 12 159
Quest Diagnostics, Inc. 384 59,455
*QuidelOrtho Corp. 1,059 40,295
*Quipt Home Medical Corp. 16 42
*REGENXBIO, Inc. 28 241
*Relmada Therapeutics, Inc. 4 14
*Replimune Group, Inc. 16 188
Revvity, Inc. 440 52,180
Shares Value†
HEALTH CARE — (Continued)
*Sage Therapeutics, Inc. 16 $ 97
Select Medical Holdings Corp. 967 31,021
#*Semler Scientific, Inc. 4 118
*Sensus Healthcare, Inc. 4 26
*Shattuck Labs, Inc. 16 20
#SIGA Technologies, Inc. 913 6,592
*Solid Biosciences, Inc. 8 44
*Sotera Health Co. 1,542 24,163
STERIS PLC 8 1,775
*Supernus Pharmaceuticals, Inc. 4,235 144,286
#*Surgery Partners, Inc. 2,016 58,061
*Sutro Biopharma, Inc. 16 52
*Tactile Systems Technology, Inc. 36 522
*Teladoc Health, Inc. 44 396
Teleflex, Inc. 162 32,572
*Tenaya Therapeutics, Inc. 12 23
*Tenet Healthcare Corp. 336 52,087
*Terns Pharmaceuticals, Inc. 12 82
*Theravance Biopharma, Inc. 16 132
Thermo Fisher Scientific, Inc. 216 118,005
*Third Harmonic Bio, Inc. 8 110
*TruBridge, Inc. 12 154
*TScan Therapeutics, Inc. 8 36
*United Therapeutics Corp. 150 56,095
UnitedHealth Group, Inc. 681 384,424
Universal Health Services, Inc.,
Class B 239 48,830
Utah Medical Products, Inc. 4 254
*Vanda Pharmaceuticals, Inc. 24 112
*Varex Imaging Corp. 36 473
*Ventyx Biosciences, Inc. 8 17
*Veracyte, Inc. 60 2,024
*Vertex Pharmaceuticals, Inc. 8 3,808
*Verve Therapeutics, Inc. 16 92
Viatris, Inc. 4,478 51,945
*Vigil Neuroscience, Inc. 8 30
*Vir Biotechnology, Inc. 24 180
*Viridian Therapeutics, Inc. 12 259
*Voyager Therapeutics, Inc. 24 164
*Waters Corp. 104 33,603
*Werewolf Therapeutics, Inc. 8 20
*Xencor, Inc. 12 252
*Zentalis Pharmaceuticals, Inc. 20 55
Zimmer Biomet Holdings, Inc. 278 29,724
*Zimvie, Inc. 12 165
Zoetis, Inc. 358 64,003
*Zymeworks, Inc. 20 274
#*Zynex, Inc. 4 35
TOTAL HEALTH CARE 6,551,060
INDUSTRIALS — (15.7%)
3M Co. 552 70,915
A.O. Smith Corp. 440 33,044
AAON, Inc. 397 45,345
*AAR Corp. 40 2,348
ABM Industries, Inc. 769 40,803
ACCO Brands Corp. 76 372
Acme United Corp. 4 159
Acuity Brands, Inc. 116 34,880

81
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Advanced Drainage Systems, Inc. 270 $ 40,468
AECOM 462 49,342
*AerSale Corp. 16 84
AGCO Corp. 594 59,305
Air Lease Corp. 834 36,988
*Air Transport Services Group,
Inc. 80 1,379
Alamo Group, Inc. 162 27,465
*Alaska Air Group, Inc. 839 40,196
Albany International Corp. 28 1,902
*Alight, Inc., Class A 1,818 12,599
Allegiant Travel Co. 16 1,040
Allegion PLC 266 37,142
Allient, Inc. 16 277
Allison Transmission Holdings,
Inc. 440 47,018
*Alpha Pro Tech, Ltd. 8 45
Alta Equipment Group, Inc. 12 78
*Ameresco, Inc., Class A 28 862
#*American Airlines Group, Inc. 1,268 16,991
*American Woodmark Corp. 20 1,814
AMETEK, Inc. 377 69,119
*API Group Corp. 962 32,843
Apogee Enterprises, Inc. 35 2,619
Applied Industrial Technologies,
Inc. 12 2,779
ArcBest Corp. 277 28,858
Arcosa, Inc. 632 59,180
Aris Water Solutions, Inc., Class
A 8 132
Armstrong World Industries, Inc. 259 36,143
#*Array Technologies, Inc. 32 209
Astec Industries, Inc. 16 508
*Asure Software, Inc. 16 159
Atkore, Inc. 444 38,077
Atmus Filtration Technologies,
Inc. 616 23,987
Automatic Data Processing, Inc. 367 106,151
#Avis Budget Group, Inc. 207 17,181
*AZEK Co., Inc. (The) 829 36,476
AZZ, Inc. 325 24,758
Barnes Group, Inc. 52 2,432
Barrett Business Services, Inc. 20 724
*Beacon Roofing Supply, Inc. 502 46,219
*Beam Global 8 40
BGSF, Inc. 4 30
*Blade Air Mobility, Inc. 20 72
*Blue Bird Corp. 569 23,961
*BlueLinx Holdings, Inc. 8 876
*Boeing Co. (The) 204 30,459
Boise Cascade Co. 293 38,978
Booz Allen Hamilton Holding
Corp. 415 75,389
#*Bowman Consulting Group, Ltd. 4 81
Brady Corp., Class A 540 38,416
*BrightView Holdings, Inc. 40 655
Brink's Co. (The) 220 22,614
Broadridge Financial Solutions,
Inc. 266 56,089
Shares Value†
INDUSTRIALS — (Continued)
*Broadwind, Inc. 8 $ 15
*Builders FirstSource, Inc. 436 74,730
BWX Technologies, Inc. 379 46,143
*CACI International, Inc., Class A 58 32,048
Cadre Holdings, Inc. 8 278
Carlisle Cos., Inc. 154 65,023
Carrier Global Corp. 596 43,341
*Casella Waste Systems, Inc. 312 30,539
Caterpillar, Inc. 669 251,678
*CBIZ, Inc. 584 40,255
CH Robinson Worldwide, Inc. 370 38,125
#*Chart Industries, Inc. 358 43,218
*Cimpress PLC 8 552
Cintas Corp. 64 13,172
Civeo Corp. 4 103
#*Clarivate PLC 5,138 33,911
*Clean Harbors, Inc. 220 50,877
CNH Industrial NV 6,451 72,445
Columbus McKinnon Corp. 32 1,018
Comfort Systems USA, Inc. 104 40,668
*Commercial Vehicle Group, Inc. 40 116
CompX International, Inc. 4 113
*Concrete Pumping Holdings, Inc. 28 155
*Conduent, Inc. 119 428
*Construction Partners, Inc.,
Class A 575 45,270
Copa Holdings SA, Class A 368 35,806
*Core & Main, Inc., Class A 828 36,664
Costamare, Inc. 120 1,633
Covenant Logistics Group, Inc. 12 607
CRA International, Inc. 12 2,186
Crane Co. 12 1,887
CSG Systems International, Inc. 432 20,136
CSX Corp. 3,010 101,256
Cummins, Inc. 220 72,376
Curtiss-Wright Corp. 120 41,395
#*Custom Truck One Source, Inc. 60 245
Deere & Co. 374 151,354
Delta Air Lines, Inc. 2,883 164,965
Deluxe Corp. 40 750
*Distribution Solutions Group, Inc. 27 1,039
*DLH Holdings Corp. 8 65
*DNOW, Inc. 80 946
Donaldson Co., Inc. 387 28,313
Douglas Dynamics, Inc. 28 634
Dover Corp. 215 40,706
*Driven Brands Holdings, Inc. 32 475
*Ducommun, Inc. 12 705
Dun & Bradstreet Holdings, Inc. 3,142 37,358
*DXP Enterprises, Inc. 16 785
*Dycom Industries, Inc. 220 38,353
Eastern Co. (The) 8 249
Eaton Corp. PLC 208 68,969
EMCOR Group, Inc. 159 70,925
Emerson Electric Co. 18 1,949
Enerpac Tool Group Corp. 56 2,471
EnerSys 489 47,365
Ennis, Inc. 28 570

82
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Enpro, Inc. 269 $ 39,169
*Enviri Corp. 116 889
ESAB Corp. 340 41,834
ESCO Technologies, Inc. 308 38,666
Espey Mfg. & Electronics Corp. 4 125
EVI Industries, Inc. 4 80
Expeditors International of
Washington, Inc. 416 49,504
Fastenal Co. 1,166 91,158
Federal Signal Corp. 401 32,710
FedEx Corp. 278 76,130
Ferguson Enterprises, Inc. 618 121,585
Flowserve Corp. 755 39,743
*Fluor Corp. 47 2,457
*Forrester Research, Inc. 8 117
Fortive Corp. 488 34,858
Fortune Brands Innovations, Inc. 428 35,665
*Franklin Covey Co. 13 518
Franklin Electric Co., Inc. 274 26,225
*Frontier Group Holdings, Inc. 44 268
FTAI Infrastructure, Inc. 28 226
*FTI Consulting, Inc. 112 21,849
*Gates Industrial Corp. PLC 1,925 37,249
GATX Corp. 286 39,399
Genco Shipping & Trading, Ltd. 32 504
*Gencor Industries, Inc. 12 239
*Generac Holdings, Inc. 208 34,434
General Dynamics Corp. 116 33,827
Genpact, Ltd. 1,017 38,819
*Gibraltar Industries, Inc. 32 2,160
Global Industrial Co. 32 849
*GMS, Inc. 494 44,406
Gorman-Rupp Co. (The) 24 887
Graco, Inc. 574 46,752
#Granite Construction, Inc. 482 40,512
*Great Lakes Dredge & Dock
Corp. 80 914
Greenbrier Cos., Inc. (The) 36 2,134
Griffon Corp. 386 24,272
*GXO Logistics, Inc. 807 48,267
H&E Equipment Services, Inc. 486 25,393
*Hayward Holdings, Inc. 2,754 44,780
*Healthcare Services Group, Inc. 28 307
Heartland Express, Inc. 48 519
Heidrick & Struggles International,
Inc. 20 781
Helios Technologies, Inc. 24 1,107
Herc Holdings, Inc. 374 78,218
#*Hertz Global Holdings, Inc. 4,615 12,830
Hexcel Corp. 482 28,289
Hillenbrand, Inc. 5,445 150,010
*Hillman Solutions Corp. 14,377 152,396
HNI Corp. 40 1,971
Honeywell International, Inc. 781 160,636
Howmet Aerospace, Inc. 712 71,001
Hub Group, Inc., Class A 669 29,028
Hubbell, Inc. 108 46,119
*Hudson Global, Inc. 4 60
Shares Value†
INDUSTRIALS — (Continued)
*Hudson Technologies, Inc. 44 $ 337
Huntington Ingalls Industries, Inc. 166 30,703
Hurco Cos., Inc. 4 84
*Huron Consulting Group, Inc. 1,020 118,045
Hyster-Yale, Inc. 214 13,583
*IBEX Holdings, Ltd. 8 144
IDEX Corp. 258 55,377
*IES Holdings, Inc. 220 48,106
Illinois Tool Works, Inc. 254 66,327
Ingersoll Rand, Inc. 25 2,400
*Innovative Solutions and
Support, Inc. 16 117
Insperity, Inc. 316 24,891
Insteel Industries, Inc. 20 539
Interface, Inc. 64 1,118
ITT, Inc. 290 40,635
Jacobs Solutions, Inc. 1 141
*Janus International Group, Inc. 10,844 79,812
JB Hunt Transport Services, Inc. 370 66,829
*JELD-WEN Holding, Inc. 64 906
#*JetBlue Airways Corp. 248 1,414
John Bean Technologies Corp. 419 46,685
Johnson Controls International
PLC 1,057 79,856
Kadant, Inc. 162 53,956
Karat Packaging, Inc. 8 214
KBR, Inc. 602 40,340
Kelly Services, Inc., Class A 48 960
Kennametal, Inc. 3,321 84,088
Kforce, Inc. 225 13,003
*Kirby Corp. 401 46,019
Knight-Swift Transportation
Holdings, Inc. 617 32,133
Korn Ferry 602 42,531
*Kratos Defense & Security
Solutions, Inc. 1,922 43,668
*L.B. Foster Co., Class A 4 75
L3Harris Technologies, Inc. 278 68,797
Landstar System, Inc. 166 29,178
*Legalzoom.com, Inc. 28 201
Leidos Holdings, Inc. 227 41,577
Lennox International, Inc. 100 60,257
*Limbach Holdings, Inc. 8 608
Lincoln Electric Holdings, Inc. 208 40,052
Lindsay Corp. 8 958
*Liquidity Services, Inc. 32 691
Lockheed Martin Corp. 308 168,183
LSI Industries, Inc. 28 458
Luxfer Holdings PLC 20 287
*Manitex International, Inc. 12 68
*Manitowoc Co., Inc. (The) 44 411
ManpowerGroup, Inc. 592 37,207
Marten Transport, Ltd. 92 1,424
Masco Corp. 204 16,302
*MasTec, Inc. 278 34,163
*Mastech Digital, Inc. 4 39
*Masterbrand, Inc. 52 934
*Matrix Service Co. 28 314

83
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Matson, Inc. 288 $ 44,608
Matthews International Corp.,
Class A 20 466
Maximus, Inc. 328 28,352
*Mayville Engineering Co., Inc. 12 246
MDU Resources Group, Inc. 1,519 43,823
*Mercury Systems, Inc. 36 1,165
*Middleby Corp. (The) 420 54,474
Miller Industries, Inc. 12 788
MillerKnoll, Inc. 5,111 114,282
*Mistras Group, Inc. 32 270
*Montrose Environmental Group,
Inc. 16 422
Moog, Inc., Class A 174 32,816
*MRC Global, Inc. 84 1,030
MSA Safety, Inc. 212 35,181
MSC Industrial Direct Co., Inc. 379 29,968
Mueller Industries, Inc. 452 37,050
Mueller Water Products, Inc.,
Class A 1,864 40,244
*MYR Group, Inc. 16 2,096
National Presto Industries, Inc. 4 288
*Net Power, Inc. 12 108
*NEXTracker, Inc., Class A 994 39,581
*Nikola Corp. 12 47
NL Industries, Inc. 24 180
#*NN, Inc. 24 76
Nordson Corp. 208 51,561
Norfolk Southern Corp. 166 41,571
Northrop Grumman Corp. 58 29,523
*Northwest Pipe Co. 8 359
*NV5 Global, Inc. 48 1,097
nVent Electric PLC 666 49,664
Old Dominion Freight Line, Inc. 415 83,548
Omega Flex, Inc. 8 409
*OPENLANE, Inc. 9,001 142,216
*Orion Group Holdings, Inc. 36 220
Oshkosh Corp. 498 50,916
Otis Worldwide Corp. 351 34,468
Owens Corning 445 78,672
PACCAR, Inc. 1,449 151,102
*PAM Transportation Services,
Inc. 24 372
Pangaea Logistics Solutions, Ltd. 40 257
Park Aerospace Corp. 16 216
Parker-Hannifin Corp. 108 68,480
Park-Ohio Holdings Corp. 20 569
Paychex, Inc. 727 101,293
Paycom Software, Inc. 204 42,642
*Paycor HCM, Inc. 2,180 32,896
*Paylocity Holding Corp. 158 29,162
Pentair PLC 617 61,157
*Perma-Pipe International
Holdings, Inc. 8 104
#Powell Industries, Inc. 353 90,008
Preformed Line Products Co. 4 492
Primoris Services Corp. 660 41,329
*Proto Labs, Inc. 20 548
Quad/Graphics, Inc. 56 356
Shares Value†
INDUSTRIALS — (Continued)
Quanex Building Products Corp. 126 $ 3,662
Quanta Services, Inc. 208 62,739
*Quest Resource Holding Corp. 12 94
*Radiant Logistics, Inc. 48 319
*RCM Technologies, Inc. 4 89
Regal Rexnord Corp. 237 39,470
Republic Services, Inc. 216 42,768
*Resideo Technologies, Inc. 865 17,015
Resources Connection, Inc. 28 225
REV Group, Inc. 76 2,014
Robert Half, Inc. 582 39,640
Rockwell Automation, Inc. 308 82,147
Rollins, Inc. 936 44,123
RTX Corp. 852 103,083
Rush Enterprises, Inc., Class A 725 41,020
*Saia, Inc. 104 50,815
Schneider National, Inc., Class B 76 2,149
Science Applications International
Corp. 328 47,327
Sensata Technologies Holding
PLC 1,067 36,641
*Shoals Technologies Group, Inc.,
Class A 36 195
Shyft Group, Inc. (The) 40 517
Simpson Manufacturing Co., Inc. 270 48,543
*SiteOne Landscape Supply, Inc. 262 36,612
*SkyWest, Inc. 489 46,553
Snap-on, Inc. 158 52,161
*Southland Holdings, Inc. 8 23
#Southwest Airlines Co. 2,059 62,964
*Spire Global, Inc. 4 40
#Spirit Airlines, Inc. 24 58
*SPX Technologies, Inc. 274 39,316
SS&C Technologies Holdings,
Inc. 936 65,454
Standex International Corp. 12 2,207
Stanley Black & Decker, Inc. 499 46,377
Steelcase, Inc., Class A 100 1,203
*Sterling Infrastructure, Inc. 370 57,146
*Sun Country Airlines Holdings,
Inc. 20 281
#*Sunrun, Inc. 2,856 41,269
*TaskUS, Inc., Class A 16 202
Tecnoglass, Inc. 584 40,022
Tennant Co. 20 1,751
Terex Corp. 812 41,989
Textron, Inc. 614 49,378
*Thermon Group Holdings, Inc. 36 944
Timken Co. (The) 561 46,563
*Titan International, Inc. 80 515
*Titan Machinery, Inc. 20 274
Toro Co. (The) 374 30,100
Trane Technologies PLC 204 75,513
*Trex Co., Inc. 567 40,172
TriNet Group, Inc. 212 17,997
Trinity Industries, Inc. 1,077 36,920
*Triumph Group, Inc. 308 4,263
*TrueBlue, Inc. 28 210
TTEC Holdings, Inc. 24 125

84
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Tutor Perini Corp. 48 $ 1,244
Twin Disc, Inc. 12 139
UFP Industries, Inc. 507 62,026
U-Haul Holding Co. 729 49,762
*Ultralife Corp. 16 135
UniFirst Corp. 216 38,839
Union Pacific Corp. 721 167,322
*United Airlines Holdings, Inc. 1,759 137,659
United Parcel Service, Inc., Class
B 883 118,375
United Rentals, Inc. 262 212,954
Universal Logistics Holdings, Inc. 24 1,009
*V2X, Inc. 20 1,232
Valmont Industries, Inc. 112 34,908
Verisk Analytics, Inc. 263 72,251
*Verra Mobility Corp. 847 21,997
Vertiv Holdings Co., Class A 721 78,798
Vestis Corp. 1,487 20,104
*Viad Corp. 168 6,290
Virco Mfg. Corp. 16 224
*Virgin Galactic Holdings, Inc. 8 53
*VirTra, Inc. 8 49
#VSE Corp. 16 1,642
Wabash National Corp. 48 837
Waste Management, Inc. 356 76,843
#Watsco, Inc. 8 3,784
Watts Water Technologies, Inc.,
Class A 166 31,638
#Werner Enterprises, Inc. 677 24,975
WESCO International, Inc. 189 36,282
*Willdan Group, Inc. 4 189
Willis Lease Finance Corp. 8 1,451
*WillScot Holdings Corp. 1,410 46,727
Woodward, Inc. 220 36,100
WW Grainger, Inc. 100 110,923
*XPO, Inc. 338 44,119
Xylem, Inc. 16 1,948
TOTAL INDUSTRIALS 11,345,216
INFORMATION TECHNOLOGY — (18.4%)
*908 Devices, Inc. 8 25
A10 Networks, Inc. 1,357 19,880
Accenture PLC, Class A 416 143,445
*ACI Worldwide, Inc. 636 31,291
Adeia, Inc. 1,083 13,462
*Adobe, Inc. 359 171,631
*ADTRAN Holdings, Inc. 16 97
*Advanced Micro Devices, Inc. 43 6,195
*Aeva Technologies, Inc. 4 15
*Akamai Technologies, Inc. 424 42,858
*Alpha & Omega Semiconductor,
Ltd. 28 925
Amdocs, Ltd. 332 29,131
Amkor Technology, Inc. 2,088 53,140
Amphenol Corp., Class A 576 38,604
*Amtech Systems, Inc. 8 45
Analog Devices, Inc. 20 4,462
Apple, Inc. 12,794 2,890,293
Applied Materials, Inc. 520 94,422
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*AppLovin Corp., Class A 672 $ 113,830
*Arrow Electronics, Inc. 386 45,807
*ASGN, Inc. 353 32,511
*Aspen Technology, Inc. 216 50,702
*AstroNova, Inc. 8 101
*Autodesk, Inc. 128 36,326
Avnet, Inc. 625 33,881
*Axcelis Technologies, Inc. 368 31,394
Bel Fuse, Inc., Class B 12 905
Belden, Inc. 474 53,974
Benchmark Electronics, Inc. 40 1,732
*BILL Holdings, Inc. 667 38,926
#*Box, Inc., Class A 329 10,449
*Brightcove, Inc. 4 9
CDW Corp. 412 77,551
*Cerence, Inc. 36 110
*CEVA, Inc. 20 467
*Cirrus Logic, Inc. 300 32,946
Cisco Systems, Inc. 3,730 204,292
*Clearfield, Inc. 8 287
Climb Global Solutions, Inc. 4 410
*Coda Octopus Group, Inc. 4 34
Cognizant Technology Solutions
Corp., Class A 746 55,644
#*Coherent Corp. 493 45,573
*Cohu, Inc. 48 1,196
*Consensus Cloud Solutions, Inc. 8 177
Corning, Inc. 1,349 64,199
*Corsair Gaming, Inc. 24 154
#Crane NXT Co. 740 40,160
*Crexendo, Inc. 8 44
*CS Disco, Inc. 20 118
CSP, Inc. 4 50
*CVD Equipment Corp. 8 23
*Daktronics, Inc. 697 9,082
Dell Technologies, Inc., Class C 1 124
*Diebold Nixdorf, Inc. 16 741
*Digi International, Inc. 36 1,043
*Digital Turbine, Inc. 16 51
*DigitalOcean Holdings, Inc. 453 17,930
*Diodes, Inc. 605 35,380
*Dropbox, Inc., Class A 32 827
*DXC Technology Co. 2,249 44,665
*Eastman Kodak Co. 20 94
*ePlus, Inc. 273 24,283
*Everspin Technologies, Inc. 4 25
*Expensify, Inc., Class A 8 15
*F5, Inc. 212 49,583
*Fabrinet 19 4,578
*FARO Technologies, Inc. 12 210
*Fastly, Inc., Class A 28 202
*First Solar, Inc. 149 28,978
*Flex, Ltd. 1,811 62,787
*Fortinet, Inc. 520 40,903
*Franklin Wireless Corp. 8 33
*Gartner, Inc. 154 77,385
Gen Digital, Inc. 2,050 59,676
#*GLOBALFOUNDRIES, Inc. 8 292

85
Dimensional US Vector Equity ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Globant SA 158 $ 33,163
*GoDaddy, Inc., Class A 355 59,214
Hackett Group, Inc. (The) 225 5,472
Hewlett Packard Enterprise Co. 4,481 87,335
HP, Inc. 2,389 84,857
*Ichor Holdings, Ltd. 28 763
*Identiv, Inc. 4 14
*indie Semiconductor, Inc., Class
A 36 119
Information Services Group, Inc. 16 49
*Insight Enterprises, Inc. 174 30,436
Intel Corp. 1,717 36,950
InterDigital, Inc. 288 43,327
International Business Machines
Corp. 1,120 231,526
*inTEST Corp. 12 86
*Intevac, Inc. 12 40
*IPG Photonics Corp. 521 42,180
*Itron, Inc. 258 28,834
Jabil, Inc. 560 68,930
*Key Tronic Corp. 12 72
*Keysight Technologies, Inc. 268 39,935
*Kimball Electronics, Inc. 24 427
KLA Corp. 104 69,288
*Knowles Corp. 172 2,979
Kulicke & Soffa Industries, Inc. 44 1,974
*KVH Industries, Inc. 12 56
*Kyndryl Holdings, Inc. 1,933 44,246
Lam Research Corp. 1,039 77,250
*Lantronix, Inc. 12 47
*LGL Group, Inc. (The) 4 24
Littelfuse, Inc. 155 37,918
*LiveRamp Holdings, Inc. 68 1,702
#*Lumentum Holdings, Inc. 42 2,683
*Magnachip Semiconductor Corp. 12 53
*Manhattan Associates, Inc. 204 53,725
Marvell Technology, Inc. 36 2,884
*MaxLinear, Inc. 40 519
Methode Electronics, Inc. 28 244
Microchip Technology, Inc. 962 70,582
Micron Technology, Inc. 470 46,836
Microsoft Corp. 5,968 2,425,097
*Mirion Technologies, Inc. 72 1,066
*Mitek Systems, Inc. 28 241
MKS Instruments, Inc. 358 35,560
Motorola Solutions, Inc. 155 69,649
#*Navitas Semiconductor Corp. 104 257
*NCR Voyix Corp. 796 10,197
NetApp, Inc. 614 70,800
*NETGEAR, Inc. 28 614
*NetScout Systems, Inc. 36 757
*nLight, Inc. 36 449
*Nutanix, Inc., Class A 645 40,055
NVE Corp. 4 301
NVIDIA Corp. 21,675 2,877,573
NXP Semiconductors NV 308 72,226
*Okta, Inc. 532 38,245
*Olo, Inc., Class A 56 281
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*ON Semiconductor Corp. 1,231 $ 86,773
*ON24, Inc. 8 48
*Optical Cable Corp. 4 10
Oracle Corp. 1,433 240,515
*OSI Systems, Inc. 16 2,115
*Ouster, Inc. 8 53
PC Connection, Inc. 1,609 102,413
#*Penguin Solutions, Inc. 40 602
*Photronics, Inc. 1,149 26,197
*Plexus Corp. 297 42,798
Progress Software Corp. 351 22,496
*Qorvo, Inc. 38 2,708
QUALCOMM, Inc. 705 114,753
*Qualys, Inc. 6 715
*QuickLogic Corp. 8 59
*Rambus, Inc. 692 33,091
*RF Industries, Ltd. 8 33
*Ribbon Communications, Inc. 68 242
Richardson Electronics, Ltd. 12 165
*RingCentral, Inc., Class A 12 432
*Rogers Corp. 16 1,604
Roper Technologies, Inc. 4 2,151
Salesforce, Inc. 16 4,662
*Sanmina Corp. 672 47,107
Sapiens International Corp. NV 24 885
*ScanSource, Inc. 32 1,357
Seagate Technology Holdings
PLC 4 402
#*SecureWorks Corp., Class A 12 100
*SentinelOne, Inc., Class A 95 2,450
Skyworks Solutions, Inc. 594 52,023
#*SolarEdge Technologies, Inc. 16 273
SolarWinds Corp. 112 1,465
*SoundThinking, Inc. 4 42
#*Super Micro Computer, Inc. 1,320 38,425
*Synaptics, Inc. 479 32,893
*Synchronoss Technologies, Inc. 4 43
TD SYNNEX Corp. 278 32,067
TE Connectivity PLC 469 69,140
*Teledyne Technologies, Inc. 10 4,553
*Telos Corp. 24 84
*Teradata Corp. 689 22,206
Texas Instruments, Inc. 116 23,567
*TransAct Technologies, Inc. 8 34
*TTM Technologies, Inc. 8,007 179,677
*Twilio, Inc., Class A 492 39,680
*Ultra Clean Holdings, Inc. 44 1,472
*Unisys Corp. 52 359
*Unity Software, Inc. 2,392 48,031
#*Veeco Instruments, Inc. 44 1,266
*Verint Systems, Inc. 52 1,108
*Viasat, Inc. 2,288 21,965
Vishay Intertechnology, Inc. 2,515 42,654
*Vishay Precision Group, Inc. 12 279
Vontier Corp. 1,126 41,752
*Western Digital Corp. 764 49,897
#*Wolfspeed, Inc. 60 799
#Xerox Holdings Corp. 804 6,569

86
Dimensional US Vector Equity ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Xperi, Inc. 12 $ 110
*Yext, Inc. 8 58
*Zoom Video Communications,
Inc., Class A 534 39,911
TOTAL INFORMATION
TECHNOLOGY 13,312,235
MATERIALS — (4.9%)
AdvanSix, Inc. 20 567
Air Products and Chemicals, Inc. 112 34,779
#Albemarle Corp. 373 35,334
Alcoa Corp. 606 24,295
Alpha Metallurgical Resources,
Inc. 262 54,575
Amcor PLC 4,999 55,639
American Vanguard Corp. 28 146
AptarGroup, Inc. 220 36,940
Arch Resources, Inc. 618 90,698
Ardagh Metal Packaging SA 1,375 5,060
*Arq, Inc. 12 70
*Ascent Industries Co. 12 114
Ashland, Inc. 371 31,375
*ATI, Inc. 472 24,879
Avery Dennison Corp. 316 65,421
Avient Corp. 660 30,763
*Axalta Coating Systems, Ltd. 1,080 40,954
Berry Global Group, Inc. 622 43,820
*Bioceres Crop Solutions Corp. 12 81
Cabot Corp. 444 47,876
Caledonia Mining Corp. PLC 4 60
Carpenter Technology Corp. 284 42,458
Celanese Corp. 374 47,113
*Century Aluminum Co. 88 1,553
CF Industries Holdings, Inc. 612 50,325
Chemours Co. (The) 1,552 28,184
*Clearwater Paper Corp. 20 504
*Cleveland-Cliffs, Inc. 3,061 39,732
*Coeur Mining, Inc. 365 2,351
Commercial Metals Co. 814 43,793
Compass Minerals International,
Inc. 8 98
Corteva, Inc. 973 59,275
Crown Holdings, Inc. 423 39,572
*Dakota Gold Corp. 32 70
Dow, Inc. 1,911 94,365
DuPont de Nemours, Inc. 628 52,118
Eagle Materials, Inc. 112 31,971
Eastman Chemical Co. 470 49,392
Ecolab, Inc. 162 39,808
*Ecovyst, Inc. 68 453
Element Solutions, Inc. 1,650 44,715
Flexible Solutions International,
Inc. 4 16
*Flotek Industries, Inc. 4 20
FMC Corp. 422 27,426
Freeport-McMoRan, Inc. 971 43,714
Friedman Industries, Inc. 8 112
Graphic Packaging Holding Co. 1,479 41,797
Greif, Inc., Class A 64 3,996
Shares Value†
MATERIALS — (Continued)
Hawkins, Inc. 220 $ 23,518
HB Fuller Co. 453 33,151
Hecla Mining Co. 11,434 74,207
Huntsman Corp. 3,186 70,092
*Ingevity Corp. 416 17,385
Innospec, Inc. 20 2,156
International Flavors &
Fragrances, Inc. 401 39,871
International Paper Co. 1,291 71,702
*Intrepid Potash, Inc. 12 301
Kaiser Aluminum Corp. 424 31,486
*Knife River Corp. 388 37,760
Koppers Holdings, Inc. 28 952
Kronos Worldwide, Inc. 60 692
Linde PLC 432 197,057
Louisiana-Pacific Corp. 494 48,857
*LSB Industries, Inc. 20 164
LyondellBasell Industries NV,
Class A 1,188 103,178
Martin Marietta Materials, Inc. 108 63,973
Materion Corp. 28 2,846
Mativ Holdings, Inc. 44 680
*McEwen Mining, Inc. 8 76
Mercer International, Inc. 48 313
*Metallus, Inc. 40 564
Minerals Technologies, Inc. 32 2,409
Mosaic Co. (The) 1,033 27,643
*MP Materials Corp. 36 648
NewMarket Corp. 54 28,348
Newmont Corp. 463 21,039
*Nexa Resources SA 28 225
Northern Technologies
International Corp. 8 102
Nucor Corp. 664 94,182
*O-I Glass, Inc. 1,823 20,253
Olin Corp. 980 40,209
Olympic Steel, Inc. 12 431
Orion SA 1,698 25,453
Packaging Corp. of America 271 62,043
Pactiv Evergreen, Inc. 32 363
*Perimeter Solutions SA 1,632 21,673
#*Piedmont Lithium, Inc. 4 52
PPG Industries, Inc. 627 78,068
Quaker Chemical Corp. 305 46,232
Radius Recycling, Inc. 20 324
#Ramaco Resources, Inc., Class
A 28 284
*Ranpak Holdings Corp. 36 219
*Rayonier Advanced Materials,
Inc. 64 509
Reliance, Inc. 224 64,140
RPM International, Inc. 469 59,615
Ryerson Holding Corp. 60 1,307
Sealed Air Corp. 952 34,443
Sherwin-Williams Co. (The) 205 73,548
Silgan Holdings, Inc. 814 42,116
Smurfit WestRock PLC 1,353 69,679
Sonoco Products Co. 759 39,863
Southern Copper Corp. 107 11,722

87
Dimensional US Vector Equity ETF
continued
Shares Value†
MATERIALS — (Continued)
Steel Dynamics, Inc. 735 $ 95,917
Stepan Co. 24 1,736
SunCoke Energy, Inc. 96 990
Sylvamo Corp. 474 40,299
*Tredegar Corp. 8 62
TriMas Corp. 44 1,181
Tronox Holdings PLC 11,922 144,495
United States Lime & Minerals,
Inc. 278 31,353
United States Steel Corp. 1,356 52,681
*Universal Stainless & Alloy
Products, Inc. 8 350
Vulcan Materials Co. 166 45,472
Westlake Corp. 263 34,700
TOTAL MATERIALS 3,545,736
REAL ESTATE — (0.3%)
*AMREP Corp. 4 122
*Anywhere Real Estate, Inc. 56 216
*CBRE Group, Inc., Class A 489 64,045
*Comstock Holding Cos., Inc. 4 46
*Cushman & Wakefield PLC 2,515 34,078
*Five Point Holdings LLC, Class A 8 32
*Forestar Group, Inc. 2,035 64,245
*FRP Holdings, Inc. 20 580
*Howard Hughes Holdings, Inc. 180 13,687
*Jones Lang LaSalle, Inc. 178 48,231
Kennedy-Wilson Holdings, Inc. 32 342
Marcus & Millichap, Inc. 36 1,362
*RE/MAX Holdings, Inc. 220 2,693
St. Joe Co. (The) 30 1,551
*Stratus Properties, Inc. 8 179
*Tejon Ranch Co. 20 318
*Zillow Group, Inc., Class C 92 5,528
TOTAL REAL ESTATE 237,255
UTILITIES — (1.7%)
AES Corp. (The) 68 1,121
Alliant Energy Corp. 705 42,300
*Altus Power, Inc. 40 138
Ameren Corp. 4 348
American Electric Power Co., Inc. 4 395
American States Water Co. 10 825
American Water Works Co., Inc. 254 35,080
Artesian Resources Corp., Class
A 4 134
#Atmos Energy Corp. 4 555
Avista Corp. 23 862
Black Hills Corp. 14 829
Brookfield Renewable Corp.,
Class A 578 17,675
California Water Service Group 14 727
CenterPoint Energy, Inc. 2,323 68,598
Chesapeake Utilities Corp. 7 839
Clearway Energy, Inc., Class C 20 568
CMS Energy Corp. 4 278
Consolidated Edison, Inc. 404 41,079
Consolidated Water Co., Ltd. 8 190
Constellation Energy Corp. 50 13,148
Dominion Energy, Inc. 1,078 64,173
Shares Value†
UTILITIES — (Continued)
DTE Energy Co. 4 $ 497
Duke Energy Corp. 4 461
Edison International 261 21,506
Entergy Corp. 4 619
Essential Utilities, Inc. 20 772
Evergy, Inc. 36 2,176
Eversource Energy 4 263
Exelon Corp. 1,174 46,138
FirstEnergy Corp. 8 335
Genie Energy, Ltd., Class B 20 314
Global Water Resources, Inc. 4 50
*Hawaiian Electric Industries, Inc. 8 82
IDACORP, Inc. 354 36,632
MGE Energy, Inc. 10 905
Middlesex Water Co. 8 490
*Montauk Renewables, Inc. 28 155
National Fuel Gas Co. 365 22,093
New Jersey Resources Corp. 659 30,241
NextEra Energy, Inc. 412 32,651
NiSource, Inc. 36 1,266
Northwest Natural Holding Co. 454 17,656
Northwestern Energy Group, Inc. 10 535
NRG Energy, Inc. 983 88,863
OGE Energy Corp. 28 1,120
ONE Gas, Inc. 1,274 90,798
Ormat Technologies, Inc. 386 30,502
Otter Tail Corp. 264 20,729
PG&E Corp. 2,606 52,693
#Pinnacle West Capital Corp. 20 1,756
Portland General Electric Co. 14 664
PPL Corp. 12 391
Public Service Enterprise Group,
Inc. 617 55,166
*Pure Cycle Corp. 4 42
Sempra 764 63,695
SJW Group 12 668
Southern Co. (The) 552 50,249
Southwest Gas Holdings, Inc. 8 586
Spire, Inc. 7 447
#*Sunnova Energy International,
Inc. 2,507 15,217
TXNM Energy, Inc. 20 871
UGI Corp. 479 11,453
Unitil Corp. 108 6,252
Vistra Corp. 1,042 130,208
WEC Energy Group, Inc. 358 34,200
Xcel Energy, Inc. 667 44,562
York Water Co. (The) 4 141
TOTAL UTILITIES 1,206,972
TOTAL COMMON STOCKS 70,174,118
TOTAL INVESTMENT SECURITIES — (97.0%)
(Cost $68,278,222) 70,174,118

88
Dimensional US Vector Equity ETF
continued
Shares Value†
UTILITIES — (Continued)
SECURITIES LENDING COLLATERAL — (3.0%)
@§The DFA Short Term
Investment Fund 189,217 $ 2,188,478
TOTAL INVESTMENTS — ( 100.0% )
(Cost $70,466,700) $ 72,362,596
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 4,872,299 $ — $ — $ 4,872,299
Consumer Discretionary ................ 8,267,955 — — 8,267,955
Consumer Staples .................... 4,160,811 — — 4,160,811
Energy ............................. 4,184,424 — — 4,184,424
Financials ........................... 12,490,155 — — 12,490,155
Health Care ......................... 6,551,060 — — 6,551,060
Industrials ........................... 11,345,216 — — 11,345,216
Information Technology ................ 13,312,235 — — 13,312,235
Materials ........................... 3,545,736 — — 3,545,736
Real Estate .......................... 237,255 — — 237,255
Utilities ............................. 1,206,972 — — 1,206,972
Securities Lending Collateral .............. — 2,188,478 — 2,188,478
Total Investments ....................... $70,174,118 $2,188,478 $— $72,362,596
See accompanying Notes to Financial Statements.

89
Dimensional US Large Cap Vector ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value †
COMMON STOCKS — ( 99 .9% )
COMMUNICATION SERVICES — ( 13 .8% )
Alphabet, Inc., Class A 46,701 $ 7,991,008
Alphabet, Inc., Class C 42,677 7,369,891
AT&T, Inc. 88,721 1,999,771
*Charter Communications, Inc.,
Class A 1,138 372,820
Comcast Corp., Class A 48,381 2,112,798
Electronic Arts, Inc. 4,101 618,636
Fox Corp., Class A 9,121 383,082
Fox Corp., Class B 2,360 91,946
Interpublic Group of Cos., Inc.
(The) 5,131 150,852
Meta Platforms, Inc., Class A 26,522 15,053,357
Omnicom Group, Inc. 4,518 456,318
*Take-Two Interactive Software,
Inc. 1,699 274,762
T-Mobile US, Inc. 7,445 1,661,426
Verizon Communications, Inc. 73,430 3,093,606
Warner Music Group Corp., Class
A 2,502 79,964
TOTAL COMMUNICATION
SERVICES 41,710,237
CONSUMER DISCRETIONARY — ( 10 .2% )
*Amazon.com, Inc. 83,386 15,543,150
Best Buy Co., Inc. 7,859 710,689
*Burlington Stores, Inc. 1,517 375,867
*Chipotle Mexican Grill, Inc. 11,902 663,775
Darden Restaurants, Inc. 3,469 555,109
*Deckers Outdoor Corp. 983 158,155
Dick's Sporting Goods, Inc. 1,270 248,602
DR Horton, Inc. 4,014 678,366
eBay, Inc. 12,155 699,034
*Expedia Group, Inc. 1,840 287,610
*Floor & Decor Holdings, Inc.,
Class A 351 36,171
Ford Motor Co. 89,540 921,367
General Motors Co. 24,687 1,253,112
Genuine Parts Co. 2,685 307,969
Las Vegas Sands Corp. 5,425 281,286
Lennar Corp., Class A 1,441 245,402
Lennar Corp., Class B 8 1,283
LKQ Corp. 799 29,395
*Lululemon Athletica, Inc. 809 241,001
NIKE, Inc., Class B 5,712 440,567
*NVR, Inc. 84 768,836
Penske Automotive Group, Inc. 317 47,731
Pool Corp. 604 218,431
PulteGroup, Inc. 3,834 496,618
Ross Stores, Inc. 6,398 893,929
Royal Caribbean Cruises, Ltd. 5,414 1,117,179
Service Corp. International 149 12,166
TJX Cos., Inc. (The) 13,517 1,527,827
Toll Brothers, Inc. 2,088 305,767
*TopBuild Corp. 271 95,766
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Tractor Supply Co. 1,838 $ 488,007
*Ulta Beauty, Inc. 1,142 421,375
Williams-Sonoma, Inc. 3,662 491,184
TOTAL CONSUMER
DISCRETIONARY 30,562,726
CONSUMER STAPLES — ( 8 .5% )
Albertsons Cos., Inc., Class A 420 7,602
*BJ's Wholesale Club Holdings,
Inc. 320 27,114
Brown-Forman Corp., Class A 53 2,310
Brown-Forman Corp., Class B 2,885 127,027
Bunge Global SA 3,741 314,319
Campbell Soup Co. 8,325 388,361
Casey's General Stores, Inc. 993 391,262
Church & Dwight Co., Inc. 2,664 266,160
Coca-Cola Co. (The) 25,282 1,651,167
Conagra Brands, Inc. 823 23,818
Constellation Brands, Inc., Class
A 2,593 602,458
Costco Wholesale Corp. 4,114 3,596,376
Dollar General Corp. 3,484 278,859
*Dollar Tree, Inc. 1,809 116,934
Estee Lauder Cos., Inc. (The) 1,061 73,145
General Mills, Inc. 11,412 776,244
Hershey Co. (The) 1,675 297,446
J.M. Smucker Co. (The) 199 22,588
Kellanova 1,584 127,750
Kenvue, Inc. 6,857 157,231
Kimberly-Clark Corp. 3,973 533,097
Kroger Co. (The) 19,828 1,105,808
Mondelez International, Inc.,
Class A 9,792 670,556
*Monster Beverage Corp. 876 46,148
PepsiCo, Inc. 17,138 2,846,279
*Performance Food Group Co. 2,261 183,706
Procter & Gamble Co. (The) 27,368 4,520,646
Sysco Corp. 10,154 761,042
Target Corp. 9,028 1,354,561
*US Foods Holding Corp. 4,883 301,037
Walmart, Inc. 50,287 4,121,020
TOTAL CONSUMER STAPLES 25,692,071
ENERGY — ( 8 .1% )
Baker Hughes Co. 17,540 667,923
Cheniere Energy, Inc. 5,185 992,305
Chevron Corp. 21,469 3,195,017
ConocoPhillips 19,519 2,138,111
Coterra Energy, Inc. 18,284 437,353
Devon Energy Corp. 17,999 696,201
Diamondback Energy, Inc. 3,976 702,838
EOG Resources, Inc. 9,674 1,179,841
#Expand Energy Corp. 1,010 85,567
Exxon Mobil Corp. 58,336 6,812,478
Halliburton Co. 15,981 443,313
Hess Corp. 7,266 977,132

90
Dimensional US Large Cap Vector ETF
continued
Shares Value†
ENERGY — (Continued)
Marathon Oil Corp. 8,964 $ 248,303
Marathon Petroleum Corp. 6,666 969,703
Occidental Petroleum Corp. 10,564 529,362
ONEOK, Inc. 8,572 830,455
Ovintiv, Inc. 1,519 59,545
Permian Resources Corp. 1,319 17,978
Phillips 66 5,785 704,729
Schlumberger NV 8,317 333,262
Targa Resources Corp. 4,140 691,215
TechnipFMC PLC 445 11,877
Texas Pacific Land Corp. 143 166,738
Valero Energy Corp. 6,657 863,812
Williams Cos., Inc. (The) 14,154 741,245
TOTAL ENERGY 24,496,303
FINANCIALS — ( 13 .0% )
Aflac, Inc. 2,512 263,233
Allstate Corp. (The) 544 101,467
Ally Financial, Inc. 1,221 42,796
American Express Co. 10,132 2,736,451
American Financial Group, Inc. 151 19,468
American International Group,
Inc. 11,489 871,785
Ameriprise Financial, Inc. 2,485 1,268,096
Aon PLC, Class A 178 65,303
Apollo Global Management, Inc. 2,987 427,918
*Arch Capital Group, Ltd. 4,114 405,476
Arthur J. Gallagher & Co. 1,927 541,872
Brown & Brown, Inc. 5,417 566,835
Cboe Global Markets, Inc. 1,192 254,575
Charles Schwab Corp. (The) 15,359 1,087,878
Cincinnati Financial Corp. 2,532 356,582
*Coinbase Global, Inc., Class A 195 34,954
Corebridge Financial, Inc. 12,753 405,163
*Corpay, Inc. 1,795 591,847
Discover Financial Services 5,785 858,668
East West Bancorp, Inc. 275 26,810
Equitable Holdings, Inc. 5,897 267,370
Everest Group, Ltd. 161 57,253
FactSet Research Systems, Inc. 751 340,999
Fidelity National Financial, Inc. 5,296 318,660
Fidelity National Information
Services, Inc. 11,510 1,032,792
Fifth Third Bancorp 9,415 411,247
First Citizens BancShares, Inc.,
Class A 228 441,716
*Fiserv, Inc. 5,846 1,156,923
Hartford Financial Services
Group, Inc. (The) 8,022 885,950
Huntington Bancshares, Inc. 5,991 93,400
Jack Henry & Associates, Inc. 1,220 221,955
JPMorgan Chase & Co. 36,213 8,036,389
LPL Financial Holdings, Inc. 2,069 583,830
*Markel Group, Inc. 183 282,188
Marsh & McLennan Cos., Inc. 5,878 1,282,815
MetLife, Inc. 15,050 1,180,221
Moody's Corp. 1,335 606,143
Morgan Stanley 191 22,204
Nasdaq, Inc. 246 18,184
Shares Value†
FINANCIALS — (Continued)
Northern Trust Corp. 555 $ 55,789
*PayPal Holdings, Inc. 8,580 680,394
Principal Financial Group, Inc. 2,504 206,330
Progressive Corp. (The) 4,269 1,036,641
Prudential Financial, Inc. 4,784 585,944
Raymond James Financial, Inc. 4,220 625,488
Regions Financial Corp. 3,658 87,316
RenaissanceRe Holdings, Ltd. 946 248,230
Synchrony Financial 5,544 305,696
T. Rowe Price Group, Inc. 4,428 486,460
Travelers Cos., Inc. (The) 6,395 1,572,786
Visa, Inc., Class A 16,180 4,689,773
W. R. Berkley Corp. 7,086 405,107
Willis Towers Watson PLC 499 150,793
TOTAL FINANCIALS 39,304,163
HEALTH CARE — ( 11 .1% )
Abbott Laboratories 15,563 1,764,377
AbbVie, Inc. 12,518 2,552,045
Agilent Technologies, Inc. 4,652 606,202
Amgen, Inc. 7,618 2,438,979
Becton Dickinson & Co. 2,637 615,977
*Boston Scientific Corp. 2,604 218,788
Bristol-Myers Squibb Co. 21,814 1,216,567
Cencora, Inc. 1,081 246,554
Cigna Group (The) 3,057 962,374
CVS Health Corp. 2,504 141,376
*DaVita, Inc. 522 72,981
*Edwards Lifesciences Corp. 5,857 392,478
Elevance Health, Inc. 2,686 1,089,871
GE HealthCare Technologies, Inc. 10,096 881,886
Gilead Sciences, Inc. 23,970 2,129,015
Humana, Inc. 628 161,917
*IDEXX Laboratories, Inc. 1,085 441,508
*IQVIA Holdings, Inc. 4,012 825,750
Johnson & Johnson 36,562 5,844,801
Merck & Co., Inc. 6,301 644,718
*Molina Healthcare, Inc. 829 266,291
*Neurocrine Biosciences, Inc. 113 13,591
Quest Diagnostics, Inc. 2,586 400,390
ResMed, Inc. 961 233,014
*Solventum Corp. 869 63,072
STERIS PLC 33 7,321
Stryker Corp. 1,807 643,798
*Tenet Healthcare Corp. 1,864 288,957
Thermo Fisher Scientific, Inc. 2,250 1,229,220
*United Therapeutics Corp. 872 326,102
UnitedHealth Group, Inc. 8,259 4,662,206
Universal Health Services, Inc.,
Class B 1,141 233,118
*Vertex Pharmaceuticals, Inc. 1,739 827,729
*Waters Corp. 356 115,027
Zoetis, Inc. 4,518 807,728
TOTAL HEALTH CARE 33,365,728
INDUSTRIALS — ( 14 .9% )
3M Co. 3,801 488,314
A.O. Smith Corp. 2,251 169,050
Advanced Drainage Systems, Inc. 596 89,328

91
Dimensional US Large Cap Vector ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
AECOM 394 $ 42,079
Allegion PLC 529 73,864
AMETEK, Inc. 3,972 728,226
Automatic Data Processing, Inc. 6,036 1,745,853
Booz Allen Hamilton Holding
Corp. 1,370 248,874
Broadridge Financial Solutions,
Inc. 1,378 290,565
*Builders FirstSource, Inc. 3,139 538,025
Carlisle Cos., Inc. 884 373,251
Carrier Global Corp. 6,098 443,447
Caterpillar, Inc. 8,875 3,338,775
Cintas Corp. 4,244 873,458
*Clean Harbors, Inc. 1,276 295,088
Comfort Systems USA, Inc. 31 12,122
*Copart, Inc. 267 13,742
CSX Corp. 37,532 1,262,576
Cummins, Inc. 2,044 672,435
Curtiss-Wright Corp. 32 11,039
Deere & Co. 3,923 1,587,599
Delta Air Lines, Inc. 19,451 1,112,986
Dover Corp. 1,372 259,761
Eaton Corp. PLC 3,000 994,740
EMCOR Group, Inc. 1,450 646,801
Equifax, Inc. 904 239,578
Expeditors International of
Washington, Inc. 3,407 405,433
Fastenal Co. 10,043 785,162
FedEx Corp. 3,895 1,066,646
Ferguson Enterprises, Inc. 3,390 666,949
General Dynamics Corp. 2,282 665,454
Graco, Inc. 3,868 315,049
Honeywell International, Inc. 10,368 2,132,490
Howmet Aerospace, Inc. 3,523 351,314
Hubbell, Inc. 702 299,775
Huntington Ingalls Industries, Inc. 126 23,305
IDEX Corp. 890 191,030
Illinois Tool Works, Inc. 3,879 1,012,923
JB Hunt Transport Services, Inc. 1,875 338,662
Johnson Controls International
PLC 9,031 682,292
Leidos Holdings, Inc. 753 137,919
Lennox International, Inc. 16 9,641
Lincoln Electric Holdings, Inc. 636 122,468
Lockheed Martin Corp. 3,896 2,127,411
Nordson Corp. 577 143,033
Norfolk Southern Corp. 1,569 392,925
Northrop Grumman Corp. 972 494,767
nVent Electric PLC 438 32,662
Old Dominion Freight Line, Inc. 3,650 734,818
Owens Corning 2,677 473,267
PACCAR, Inc. 10,937 1,140,510
Parker-Hannifin Corp. 1,592 1,009,439
Paychex, Inc. 6,072 846,012
Pentair PLC 2,144 212,513
Quanta Services, Inc. 1,004 302,836
Republic Services, Inc. 2,893 572,814
Rockwell Automation, Inc. 1,511 402,999
Shares Value†
INDUSTRIALS — (Continued)
Rollins, Inc. 4,177 $ 196,904
*Saia, Inc. 166 81,109
Snap-on, Inc. 1,361 449,307
SS&C Technologies Holdings,
Inc. 7,320 511,888
Textron, Inc. 559 44,955
Trane Technologies PLC 860 318,338
TransUnion 1,159 117,407
U-Haul Holding Co. 3,396 231,811
#*U-Haul Holding Co. 226 16,573
Union Pacific Corp. 9,378 2,176,352
*United Airlines Holdings, Inc. 6,585 515,342
United Parcel Service, Inc., Class
B 7,892 1,058,001
United Rentals, Inc. 1,821 1,480,109
Vertiv Holdings Co., Class A 5,971 652,571
Waste Management, Inc. 4,467 964,202
#Watsco, Inc. 12 5,676
WW Grainger, Inc. 877 972,795
*XPO, Inc. 3,169 413,650
TOTAL INDUSTRIALS 44,851,084
INFORMATION TECHNOLOGY — ( 15 .5% )
Accenture PLC, Class A 6,057 2,088,575
*Adobe, Inc. 3,862 1,846,345
*Akamai Technologies, Inc. 3,434 347,109
Amphenol Corp., Class A 4,850 325,047
Analog Devices, Inc. 3,512 783,562
Applied Materials, Inc. 6,735 1,222,941
*AppLovin Corp., Class A 4,342 735,491
*Autodesk, Inc. 1,562 443,296
Broadcom, Inc. 10,764 1,827,404
CDW Corp. 2,197 413,541
Cisco Systems, Inc. 35,282 1,932,395
Cognizant Technology Solutions
Corp., Class A 10,219 762,235
Corning, Inc. 17,738 844,151
*Enphase Energy, Inc. 1,282 106,457
Entegris, Inc. 221 23,141
*F5, Inc. 69 16,138
*First Solar, Inc. 1,255 244,072
*Flex, Ltd. 5,729 198,624
Gen Digital, Inc. 16,208 471,815
#*GLOBALFOUNDRIES, Inc. 379 13,834
Hewlett Packard Enterprise Co. 26,098 508,650
International Business Machines
Corp. 16,002 3,307,933
Jabil, Inc. 809 99,580
*Keysight Technologies, Inc. 1,951 290,719
KLA Corp. 1,641 1,093,283
Lam Research Corp. 13,125 975,844
Microchip Technology, Inc. 11,480 842,288
Microsoft Corp. 35,108 14,266,136
NetApp, Inc. 3,996 460,779
NXP Semiconductors NV 4,347 1,019,371
#*ON Semiconductor Corp. 5,428 382,620
Oracle Corp. 19,514 3,275,230
QUALCOMM, Inc. 12,799 2,083,293
Skyworks Solutions, Inc. 3,783 331,315

92
Dimensional US Large Cap Vector ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Super Micro Computer, Inc. 4,950 $ 144,094
TE Connectivity PLC 4,711 694,496
Teradyne, Inc. 922 97,926
Texas Instruments, Inc. 10,526 2,138,462
*Zebra Technologies Corp. 477 182,200
TOTAL INFORMATION
TECHNOLOGY 46,840,392
MATERIALS — ( 4 .2% )
Air Products and Chemicals, Inc. 1,818 564,544
Amcor PLC 39,265 437,019
Avery Dennison Corp. 2,056 425,654
Ball Corp. 4,192 248,376
Celanese Corp. 2,498 314,673
CF Industries Holdings, Inc. 4,932 405,558
CRH PLC 864 82,452
Dow, Inc. 12,591 621,744
Eastman Chemical Co. 911 95,737
Ecolab, Inc. 354 86,988
Freeport-McMoRan, Inc. 12,274 552,575
International Paper Co. 4,079 226,548
Linde PLC 4,375 1,995,656
LyondellBasell Industries NV,
Class A 6,872 596,833
Martin Marietta Materials, Inc. 904 535,475
Nucor Corp. 5,068 718,845
Shares Value†
MATERIALS — (Continued)
Packaging Corp. of America 2,554 $ 584,713
PPG Industries, Inc. 3,321 413,498
Reliance, Inc. 1,370 392,286
RPM International, Inc. 3,678 467,511
Sherwin-Williams Co. (The) 4,269 1,531,589
Southern Copper Corp. 1,171 128,283
Steel Dynamics, Inc. 4,436 578,898
Vulcan Materials Co. 2,005 549,230
Westlake Corp. 609 80,351
TOTAL MATERIALS 12,635,036
REAL ESTATE — ( 0 .1% )
*CBRE Group, Inc., Class A 1,875 245,569
UTILITIES — ( 0 .5% )
NRG Energy, Inc. 4,804 434,282
Vistra Corp. 8,119 1,014,550
TOTAL UTILITIES 1,448,832
TOTAL COMMON STOCKS 301,152,141
TOTAL INVESTMENT SECURITIES — (99.9%)
(Cost $268,534,118) 301,152,141
SECURITIES LENDING COLLATERAL — (0.1%)
@§The DFA Short Term
Investment Fund 25,626 296,394
TOTAL INVESTMENTS — ( 100 .0% )
(Cost $268,830,512) $ 301,448,535
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 41,710,237 $ — $ — $ 41,710,237
Consumer Discretionary ................ 30,562,726 — — 30,562,726
Consumer Staples .................... 25,692,071 — — 25,692,071
Energy ............................. 24,496,303 — — 24,496,303
Financials ........................... 39,304,163 — — 39,304,163
Health Care ......................... 33,365,728 — — 33,365,728
Industrials ........................... 44,851,084 — — 44,851,084
Information Technology ................ 46,840,392 — — 46,840,392
Materials ........................... 12,635,036 — — 12,635,036
Real Estate .......................... 245,569 — — 245,569
Utilities ............................. 1,448,832 — — 1,448,832
Securities Lending Collateral .............. — 296,394 — 296,394
Total Investments ....................... $301,152,141 $296,394 $— $301,448,535
See accompanying Notes to Financial Statements.

93
DIMENSIONAL US REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
4
Shares Value†
COMMON STOCKS — ( 97.0% )
REAL ESTATE — (97.0%)
Acadia Realty Trust 104,897 $ 2,568,928
#Agree Realty Corp. 91,687 6,807,760
Alexander & Baldwin, Inc. 7,065 131,480
Alexander's, Inc. 1,974 448,157
Alexandria Real Estate Equities,
Inc. 140,121 15,630,498
Alpine Income Property Trust, Inc. 9,700 170,041
American Assets Trust, Inc. 42,632 1,148,932
American Homes 4 Rent, Class A 293,523 10,343,750
American Tower Corp. 409,598 87,465,557
Americold Realty Trust, Inc. 240,018 6,163,662
*Apartment Investment and
Management Co. 113,488 957,839
Apple Hospitality REIT, Inc. 207,362 3,062,737
AvalonBay Communities, Inc. 126,871 28,115,882
Braemar Hotels & Resorts, Inc. 47,706 136,439
Brandywine Realty Trust 150,048 760,743
Brixmor Property Group, Inc. 271,664 7,321,345
Broadstone Net Lease, Inc. 168,770 2,968,664
BRT Apartments Corp. 9,946 161,424
BXP, Inc. 133,537 10,757,741
Camden Property Trust 94,490 10,940,997
CareTrust REIT, Inc. 138,781 4,533,975
CBL & Associates Properties, Inc. 12,136 320,997
Centerspace 13,940 971,060
Chatham Lodging Trust 40,523 320,132
City Office REIT, Inc. 34,121 174,699
Clipper Realty, Inc. 5,146 33,861
Community Healthcare Trust, Inc. 10,796 202,533
COPT Defense Properties 101,770 3,276,994
Cousins Properties, Inc. 138,506 4,242,439
Creative Media & Community
Trust Corp. 3,455 1,543
Crown Castle, Inc. 385,579 41,445,887
#CTO Realty Growth, Inc. 21,258 411,342
CubeSmart 204,464 9,781,558
*Curbline Properties Corp. 83,616 1,892,230
DiamondRock Hospitality Co. 186,196 1,595,700
Digital Realty Trust, Inc. 290,759 51,821,977
#Diversified Healthcare Trust 121,675 434,380
#Douglas Emmett, Inc. 148,422 2,640,427
#Easterly Government Properties,
Inc. 90,023 1,220,712
EastGroup Properties, Inc. 43,483 7,447,768
Elme Communities 76,879 1,296,949
#Empire State Realty Trust, Inc. 131,674 1,395,744
#EPR Properties 69,309 3,144,549
Equinix, Inc. 83,817 76,112,541
*Equity Commonwealth 44,735 885,306
Equity LifeStyle Properties, Inc. 162,304 11,380,756
Equity Residential 312,713 22,005,614
#Essential Properties Realty
Trust, Inc. 160,821 5,096,417
Shares Value†
REAL ESTATE — (Continued)
Essex Property Trust, Inc. 57,769 $ 16,398,308
Extra Space Storage, Inc. 188,577 30,794,624
Federal Realty Investment Trust 66,501 7,370,971
First Industrial Realty Trust, Inc. 118,863 6,239,119
Four Corners Property Trust, Inc. 82,112 2,263,007
Gaming and Leisure Properties,
Inc. 244,207 12,256,749
#Getty Realty Corp. 45,836 1,438,792
Gladstone Commercial Corp. 34,986 550,855
Global Medical REIT, Inc. 54,235 492,996
#Global Net Lease, Inc. 174,596 1,360,103
Global Self Storage, Inc. 4,668 23,433
Healthcare Realty Trust, Inc. 325,706 5,595,629
Healthpeak Properties, Inc. 629,148 14,124,373
#Highwoods Properties, Inc. 95,910 3,216,821
Host Hotels & Resorts, Inc. 625,924 10,790,930
#Hudson Pacific Properties, Inc. 93,561 404,183
#Independence Realty Trust, Inc. 199,947 3,922,960
Industrial Logistics Properties
Trust 51,044 180,441
Innovative Industrial Properties,
Inc. 26,172 3,381,161
InvenTrust Properties Corp. 61,781 1,819,450
Invitation Homes, Inc. 546,627 17,169,554
Iron Mountain, Inc. 260,670 32,252,699
#JBG SMITH Properties 76,651 1,303,067
Kilroy Realty Corp. 100,551 4,044,161
Kimco Realty Corp. 601,729 14,273,012
Kite Realty Group Trust 193,683 4,971,843
Lamar Advertising Co., Class A 79,937 10,551,684
LTC Properties, Inc. 38,992 1,489,494
LXP Industrial Trust 260,515 2,459,262
Macerich Co. (The) 197,951 3,701,684
#Medical Properties Trust, Inc. 536,357 2,483,333
Mid-America Apartment
Communities, Inc. 103,232 15,623,131
Modiv Industrial, Inc. 3,343 56,564
#National Health Investors, Inc. 40,280 3,087,462
#National Storage Affiliates Trust 63,144 2,661,520
#*NET Lease Office Properties 5,724 171,949
#NETSTREIT Corp. 69,996 1,084,938
NexPoint Residential Trust, Inc. 20,476 852,825
NNN REIT, Inc. 160,807 6,985,456
#Office Properties Income Trust 36,742 58,420
Omega Healthcare Investors, Inc. 225,494 9,576,730
One Liberty Properties, Inc. 14,471 386,376
Orion Office REIT, Inc. 45,720 170,536
Outfront Media, Inc. 119,127 2,115,695
Paramount Group, Inc. 152,832 741,235
Park Hotels & Resorts, Inc. 183,710 2,551,732
#Peakstone Realty Trust 3,324 43,611
#Pebblebrook Hotel Trust 100,018 1,198,216
Phillips Edison & Co., Inc. 109,289 4,132,217
Piedmont Office Realty Trust,
Inc., Class A 109,785 1,091,263

94
DIMENSIONAL US REAL ESTATE ETF
continued
Shares Value†
REAL ESTATE — (Continued)
Plymouth Industrial REIT, Inc. 34,958 $ 710,347
Postal Realty Trust, Inc., Class A 20,117 292,702
Prologis, Inc. 813,290 91,852,973
Public Storage 140,224 46,142,109
Realty Income Corp. 773,259 45,908,387
Regency Centers Corp. 154,105 11,009,261
Retail Opportunity Investments
Corp. 121,762 1,887,311
Rexford Industrial Realty, Inc. 197,938 8,489,561
RLJ Lodging Trust 132,560 1,173,156
Ryman Hospitality Properties, Inc. 50,523 5,408,487
Sabra Health Care REIT, Inc. 208,055 4,036,267
Saul Centers, Inc. 11,539 451,636
SBA Communications Corp. 93,879 21,542,414
Service Properties Trust 149,717 479,094
Sila Realty Trust, Inc. 9,637 242,660
Simon Property Group, Inc. 289,937 49,034,145
*SITE Centers Corp. 41,808 666,838
#SL Green Realty Corp. 60,072 4,542,044
STAG Industrial, Inc. 162,380 6,053,526
Summit Hotel Properties, Inc. 95,874 586,749
Sun Communities, Inc. 109,635 14,546,372
Sunstone Hotel Investors, Inc. 170,633 1,721,687
#Tanger, Inc. 104,755 3,481,009
Shares Value†
REAL ESTATE — (Continued)
Terreno Realty Corp. 86,321 $ 5,174,944
UDR, Inc. 280,022 11,814,128
UMH Properties, Inc. 61,639 1,149,567
Uniti Group, Inc. 211,255 1,071,063
Universal Health Realty Income
Trust 11,338 448,531
Urban Edge Properties 108,755 2,418,711
Ventas, Inc. 364,890 23,896,646
Veris Residential, Inc. 62,991 1,037,462
VICI Properties, Inc. 923,255 29,322,579
Vornado Realty Trust 143,907 5,959,189
Welltower, Inc. 430,672 58,089,039
Whitestone REIT 39,655 546,446
WP Carey, Inc. 194,805 10,854,535
Xenia Hotels & Resorts, Inc. 89,379 1,266,500
TOTAL REAL ESTATE 1,193,373,315
TOTAL COMMON STOCKS 1,193,373,315
TOTAL INVESTMENT SECURITIES — (97.0%)
(Cost $1,052,115,940) 1,193,373,315
SECURITIES LENDING COLLATERAL — (3.0%)
@§The DFA Short Term
Investment Fund 3,233,990 37,404,324
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,089,520,264) $ 1,230,777,639
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Real Estate .......................... $ 1,193,373,315 $ — $ — $ 1,193,373,315
Securities Lending Collateral .............. — 37,404,324 — 37,404,324
Total Investments ....................... $1,193,373,315 $37,404,324 $— $1,230,777,639
See accompanying Notes to Financial Statements.

95
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
US Core Equity
Market ETF
Dimensional
US Core Equity
1 ETF
Dimensional
US High
Profitability ETF
ASSETS:
Investment Securities at Value (including $105,621, $14,305 and $42,246 of securities on loan, respectively) ............................. $ 6,525,795 $ 943,271 $ 6,918,083
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$108,635, $14,778 and $41,617, respectively) (Note G) ............ 108,635 14,778 41,617
Cash ...................................................... 6,791 645 3,859
Receivables:
Investment Securities Sold ................................... — 82 1,838
Dividends and Interest ....................................... 3,352 506 5,559
Capital Shares Issued ....................................... — 9 5
Total Assets ............................................. 6,644,573 959,291 6,970,961
LIABILITIES:
Payables:
Upon Return of Securities Loaned ............................. 108,635 14,778 41,617
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 671 58 1,134
Administration and Accounting ................................ — 6 57
Custodian ................................................. — — 11
Filing Fees ................................................ — 91 330
Trustee ................................................... — 1 10
Other Expenses ............................................ 9 18 35
Total Liabilities ........................................... 109,315 14,952 43,194
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
NET ASSETS ............................................... $ 6,535,258 $ 944,339 $ 6,927,767
SHARES OUTSTANDING, NO PAR VALUE ....................... 165,950,000 15,025,000 205,650,000
Net Asset Value, Offering and Redemption price per share ............ $ 39.38 $ 62.85 $ 33.69
Investment Securities at Cost ................................... $ 4,863,873 $ 831,956 $ 5,809,316
NET ASSETS CONSIST OF:
Paid-In Capital ............................................... $ 5,094,951 $ 843,082 $ 5,921,556
Total Distributable Earnings (Loss) ............................... 1,440,307 101,257 1,006,211
NET ASSETS ............................................... $ 6,535,258 $ 944,339 $ 6,927,767

96
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
US Large Cap
Value ETF
Dimensional
US Small Cap
Value ETF
Dimensional US
Vector Equity
ETF
ASSETS:
Investment Securities at Value (including $2,632, $213,287 and $2,108 of securities on loan, respectively) ............................... $ 2,617,905 $ 3,857,280 $ 70,175
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$3,633, $221,670 and $2,188, respectively) (Note G) .............. 3,633 221,670 2,188
Segregated Cash for Futures Contracts ........................... — 153 —
Cash ...................................................... 1,461 6,348 129
Receivables:
Investment Securities Sold ................................... — 370 —
Dividends and Interest ....................................... 2,377 1,171 36
Capital Shares Issued ....................................... 74 596 —
Tax Reclaims .............................................. — 1 —
Total Assets ............................................. 2,625,450 4,087,589 72,528
LIABILITIES:
Payables:
Investment Securities Purchased .............................. 47 3,630 —
Upon Return of Securities Loaned ............................. 3,633 221,670 2,188
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 421 914 10
Administration and Accounting ................................ 38 35 2
Custodian ................................................. 3 7 —
Filing Fees ................................................ 158 188 1
Trustee ................................................... 4 7 —
Other Expenses ............................................ 13 22 9
Total Liabilities ........................................... 4,317 226,473 2,210
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
NET ASSETS ............................................... $ 2,621,133 $ 3,861,116 $ 70,318
SHARES OUTSTANDING, NO PAR VALUE ....................... 85,550,000 127,100,000 1,350,000
Net Asset Value, Offering and Redemption price per share ............ $ 30.64 $ 30.38 $ 52.09
Investment Securities at Cost ................................... $ 2,375,582 $ 3,541,947 $ 68,279
NET ASSETS CONSIST OF:
Paid-In Capital ............................................... $ 2,402,946 $ 3,655,867 $ 68,410
Total Distributable Earnings (Loss) ............................... 218,187 205,249 1,908
NET ASSETS ............................................... $ 2,621,133 $ 3,861,116 $ 70,318

97
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
US Large Cap
Vector ETF
Dimensional US
Real Estate ETF
ASSETS:
Investment Securities at Value (including $204 and $35,759 of securities on loan, respectively) ............................................................ $ 301,152 $ 1,193,373
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $296 and $37,404,
respectively) (Note G) ..................................................... 296 37,404
Cash .................................................................... 300 3,377
Receivables:
Investment Securities Sold ................................................. — 1,109
Dividends and Interest ..................................................... 244 272
Total Assets ........................................................... 301,992 1,235,535
LIABILITIES:
Payables:
Investment Securities Purchased ............................................ — 2,919
Upon Return of Securities Loaned ........................................... 296 37,404
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 37 156
Administration and Accounting .............................................. 3 21
Custodian ............................................................... — 2
Filing Fees .............................................................. 33 37
Trustee ................................................................. 1 3
Other Expenses .......................................................... 7 10
Total Liabilities ......................................................... 377 40,552
Commitments and Contingent Liabilities (Note D) $ — $ —
NET ASSETS ............................................................. $ 301,615 $ 1,194,983
SHARES OUTSTANDING, NO PAR VALUE ..................................... 4,650,000 48,350,000
Net Asset Value, Offering and Redemption price per share .......................... $ 64.86 $ 24.72
Investment Securities at Cost ................................................. $ 268,534 $ 1,052,116
NET ASSETS CONSIST OF:
Paid-In Capital ............................................................. $ 269,802 $ 1,086,389
Total Distributable Earnings (Loss) ............................................. 31,813 108,594
NET ASSETS ............................................................. $ 301,615 $ 1,194,983

98
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US Core
Equity Market
ETF
Dimensional
US Core
Equity 1 ETF
Dimensional
US High
Profitability
ETF
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $34, $4 and $55, respectively) ... $ 70,265 $ 6,650 $ 81,198
Dividend Income from Affiliated Investments ............................ 7,036 633 5,795
Income from Securities Lending, Net .................................. 427 47 120
Total Investment Income ........................................ 77,728 7,330 87,113
EXPENSES:
Investment Management Fees (Note D) .............................. 6,528 624 10,068
Administration and Accounting ..................................... — 30 217
Custodian ...................................................... — 8 38
Filing Fees ..................................................... — 96 399
Trustees’ Fees & Expenses ....................................... — 1 28
Printing Fees ................................................... — 16 139
Deferred Offering Fees ........................................... — 36 —
Exchange Listing Fee ............................................ — 8 21
Other Expenses ................................................. 36 44 177
Total Expenses ............................................... 6,564 863 11,087
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... — (134) —
Net Expenses .................................................. 6,564 729 11,087
Net Investment Income (Loss) .................................... 71,164 6,601 76,026
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ........................................ (33,036) (11,416) (71,774)
In-Kind Transactions ............................................. 11,010 5,498 336,367
Futures ........................................................ 2,347 181 1,962
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ............................................ 1,510,319 114,259 1,056,198
Futures ........................................................ 64 — —
Net Realized and Unrealized Gain (Loss) .......................... 1,490,704 108,522 1,322,753
Net Increase (Decrease) in Net Assets Resulting from Operations ....... $ 1,561,868 $ 115,123 $ 1,398,779

99
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US Large Cap
Value ETF
Dimensional
US Small Cap
Value ETF
Dimensional
US Vector
Equity ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $—, $57 and $6, respectively) ... $ 39,825 $ 45,005 $ 75
Dividend Income from Affiliated Investments ............................ 790 9,808 17
Income from Securities Lending, Net .................................. 57 246 1
Total Investment Income ........................................ 40,672 55,059 93
EXPENSES:
Investment Management Fees (Note D) .............................. 3,481 8,218 24
Administration and Accounting ..................................... 79 126 2
Custodian ...................................................... 3 35 —
Filing Fees ..................................................... 206 240 1
Trustees’ Fees & Expenses ....................................... 10 15 —
Printing Fees ................................................... 29 93 2
Deferred Offering Fees ........................................... 16 — —
Exchange Listing Fee ............................................ 12 12 2
Previously Waived Fees Recovered by Advisor (Note D) ................. 80 — —
Other Expenses ................................................. 53 105 2
Total Expenses ............................................... 3,969 8,844 33
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... — — (7)
Fees Paid Indirectly (Note D) ...................................... (3) (1) —
Net Expenses .................................................. 3,966 8,843 26
Net Investment Income (Loss) .................................... 36,706 46,216 67
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ........................................ (20,959) (73,724) (48)
In-Kind Transactions ............................................. 103,154 192,737 221
Futures ........................................................ 1,599 1,999 —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ............................................ 288,347 434,746 1,896
Net Realized and Unrealized Gain (Loss) .......................... 372,141 555,758 2,069
Net Increase (Decrease) in Net Assets Resulting from Operations ....... $ 408,847 $ 601,974 $ 2,136
(a) For the period from the commencement of operations on September 10, 2024 through October 31, 2024.

100
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US Large Cap
Vector ETF(a)
Dimensional
US Real
Estate ETF
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $2 and $—, respectively) .................. $ 3,057 $ 29,503
Dividend Income from Affiliated Investments ....................................... 95 2,137
Income from Securities Lending, Net ............................................. 2 86
Total Investment Income ................................................... 3,154 31,726
EXPENSES:
Investment Management Fees (Note D) ......................................... 345 1,671
Administration and Accounting ................................................ 21 53
Custodian ................................................................. 2 9
Filing Fees ................................................................ 37 68
Trustees’ Fees & Expenses .................................................. 1 5
Printing Fees .............................................................. 15 59
Deferred Offering Fees ...................................................... 5 —
Exchange Listing Fee ....................................................... 10 12
Previously Waived Fees Recovered by Advisor (Note D) ............................ — 6
Other Expenses ............................................................ 11 45
Total Expenses .......................................................... 447 1,928
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (47) (58)
Net Expenses ............................................................. 400 1,870
Net Investment Income (Loss) ............................................... 2,754 29,856
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ................................................... (1,411) (23,823)
In-Kind Transactions ........................................................ 2,271 7,509
Futures ................................................................... 73 54
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ....................................................... 32,618 250,018
Net Realized and Unrealized Gain (Loss) ..................................... 33,551 233,758
Net Increase (Decrease) in Net Assets Resulting from Operations .................. $ 36,305 $ 263,614
(a) For the period from the commencement of operations on November 1, 2023 through October 31, 2024.

101
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Core Equity
Market ETF
Dimensional US Core Equity 1
ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
Year ended
October 31, 2024
For the period
September 12,
2023 Ʊ
through
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 71,164 $ 50,607 $ 6,601 $ 88
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (33,036) (171,293) (11,416) (200)
In-Kind Transactions ...................... 11,010 26,423 5,498 209
Futures ................................. 2,347 (52) 181 —
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... 1,510,319 304,473 114,259 (2,944)
Futures ................................. 64 (64) — —
Change in Net Assets Resulting from Operations . 1,561,868 210,094 115,123 (2,847)
Distributions:
Total Distributions .......................... (63,580) (46,897) (5,180) —
Change in Net Assets Resulting from Distributions .. (63,580) (46,897) (5,180) —
Capital Share Transactions:
Shares Issued ............................. 1,178,657 1,268,598 739,562 126,348
Cost of Shares Redeemed ................... (25,882) (130,501) (22,673) (5,994)
Change in Net Assets Resulting from Capital Share
Transactions .............................. 1,152,775 1,138,097 716,889 120,354
Change in Net Assets ......................... 2,651,063 1,301,294 826,832 117,507
Net Assets:
Beginning of Period ......................... 3,884,195 2,582,901 117,507 —
End of Period .............................. $ 6,535,258 $ 3,884,195 $ 944,339 $ 117,507
Share Transactions:
Issued ................................... 33,100 43,600 12,900 2,650
Redeemed ................................ (700) (4,554) (400) (125)
Change in Shares ........................... 32,400 39,046 12,500 2,525

102
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US High Profitability
ETF
Dimensional US Large Cap Value
ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
Year ended
October 31, 2024
For the period
December 6,
2022 Ʊ
through
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 76,026 $ 39,616 $ 36,706 $ 10,505
Net Realized Gain (Loss) from:
Investment Securities Sold ................. (71,774) (31,574) (20,959) (7,609)
In-Kind Transactions ...................... 336,367 29,067 103,154 5,699
Futures ................................. 1,962 (65) 1,599 10
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities ..................... 1,056,198 66,680 288,347 (46,024)
Change in Net Assets Resulting from Operations . 1,398,779 103,724 408,847 (37,419)
Distributions:
Total Distributions .......................... (70,325) (35,685) (32,065) (8,365)
Change in Net Assets Resulting from Distributions .. (70,325) (35,685) (32,065) (8,365)
Capital Share Transactions:
Shares Issued ............................. 3,356,857 2,175,396 1,633,734 1,051,891
Cost of Shares Redeemed ................... (940,269) (144,790) (352,174) (43,316)
Change in Net Assets Resulting from Capital Share
Transactions .............................. 2,416,588 2,030,606 1,281,560 1,008,575
Change in Net Assets ......................... 3,745,042 2,098,645 1,658,342 962,791
Net Assets:
Beginning of Period ......................... 3,182,725 1,084,080 962,791 —
End of Period .............................. $ 6,927,767 $ 3,182,725 $ 2,621,133 $ 962,791
Share Transactions:
Issued ................................... 109,100 86,000 57,350 42,250
Redeemed ................................ (29,900) (5,550) (12,300) (1,750)
Change in Shares ........................... 79,200 80,450 45,050 40,500

103
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Small Cap Value
ETF
Dimensional
US Vector
Equity ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
For the period
September 10,
2024 Ʊ
through
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ............................... $ 46,216 $ 21,629 $ 67
Net Realized Gain (Loss) from:
Investment Securities Sold ................................ (73,724) (40,386) (48)
In-Kind Transactions ..................................... 192,737 75,136 221
Futures ................................................ 1,999 264 —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities .................................... 434,746 (151,177) 1,896
Change in Net Assets Resulting from Operations ................ 601,974 (94,534) 2,136
Distributions:
Total Distributions ......................................... (38,725) (19,562) —
Change in Net Assets Resulting from Distributions ................. (38,725) (19,562) —
Capital Share Transactions:
Shares Issued ............................................ 1,976,801 1,643,383 75,906
Cost of Shares Redeemed .................................. (503,559) (394,914) (7,724)
Change in Net Assets Resulting from Capital Share Transactions ..... 1,473,242 1,248,469 68,182
Change in Net Assets ........................................ 2,036,491 1,134,373 70,318
Net Assets:
Beginning of Period ........................................ 1,824,625 690,252 —
End of Period ............................................. $ 3,861,116 $ 1,824,625 $ 70,318
Share Transactions:
Issued .................................................. 68,050 64,550 1,500
Redeemed ............................................... (17,200) (15,900) (150)
Change in Shares .......................................... 50,850 48,650 1,350

104
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US Large Cap
Vector ETF Dimensional US Real Estate ETF
For the period
November 1,
2023 Ʊ
through
October 31, 2024
Year ended
October 31, 2024
Year ended
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ............................... $ 2,754 $ 29,856 $ 18,852
Net Realized Gain (Loss) from:
Investment Securities Sold ................................ (1,411) (23,823) (14,099)
In-Kind Transactions ..................................... 2,271 7,509 4,999
Futures ................................................ 73 54 (232)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities .................................... 32,618 250,018 (77,080)
Change in Net Assets Resulting from Operations ................ 36,305 263,614 (67,560)
Distributions:
Total Distributions ......................................... (2,175) (25,250) (17,888)
Change in Net Assets Resulting from Distributions ................. (2,175) (25,250) (17,888)
Capital Share Transactions:
Shares Issued ............................................ 273,892 331,334 510,911
Cost of Shares Redeemed .................................. (6,407) (43,482) (54,646)
Change in Net Assets Resulting from Capital Share Transactions ..... 267,485 287,852 456,265
Change in Net Assets ........................................ 301,615 526,216 370,817
Net Assets:
Beginning of Period ........................................ — 668,767 297,950
End of Period ............................................. $ 301,615 $ 1,194,983 $ 668,767
Share Transactions:
Issued .................................................. 4,750 15,050 23,900
Redeemed ............................................... (100) (2,000) (2,650)
Change in Shares .......................................... 4,650 13,050 21,250

105
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional US Core Equity Market ETF Dimensional US Core Equity 1 ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Period
November 17,
2020 Ʊ
through
October 31, 2021
Year
ended
October 31, 2024
Period
September 12,
2023 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ......................... $ 29.08 $ 27.33 $ 32.08 $ 24.92 $ 46.54 $ 49.84
Income From Investment Operations (a)
Net Investment Income (Loss) ........................... 0.47 0.44 0.42 0.36 0.75 0.07
Net Gains (Losses) on Securities (Realized and Unrealized) .... 10.25 1.72 (4.78) 7.04 16.16 (3.37)
Total from Investment Operations ............................ 10.72 2.16 (4.36) 7.40 16.91 (3.30)
Less Distributions:
Net Investment Income ................................ (0.42) (0.41) (0.39) (0.24) (0.60) —
Total Distributions ........................................ (0.42) (0.41) (0.39) (0.24) (0.60) —
Net Asset Value, End of Period .............................. $ 39.38 $ 29.08 $ 27.33 $ 32.08 $ 62.85 $ 46.54
Total Return at NAV (b)(c) .................................. 37.00% 7.93% (13.67)% 29.81% 36.47% (6.64)%
Total Return at Market (c)(d) ................................ 36.97% 7.87% (13.65)% 29.88% 36.47% (6.59)%
Net Assets, End of Year (thousands) .......................... $ 6,535,258 $ 3,884,195 $ 2,582,901 $ 1,328,340 $ 944,339 $ 117,507
Ratio of Expenses to Average Net Assets (e) .................... 0.12% 0.12% 0.12% 0.12% 0.14% 0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) .................... 0.12% 0.12% 0.12% 0.12% 0.17% 0.50%
Ratio of Net Investment Income to Average Net Assets (e) ......... 1.31% 1.50% 1.46% 1.27% 1.27% 1.08%
Portfolio Turnover Rate (c)(f) ................................ 4% 7% 6% 3% 9% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

106
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional US High Profitability ETF
Dimensional US Large Cap Value
ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
February 23, 2022 Ʊ
through
October 31, 2022
Year
ended
October 31, 2024
Period
December 6, 2022 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ........................................ $ 25.17 $ 23.57 $ 24.54 $ 23.77 $ 24.70
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................... 0.45 0.46 0.29 0.58 0.47
Net Gains (Losses) on Securities (Realized and Unrealized) ................... 8.49 1.55 (1.11) 6.80 (1.07)
Total from Investment Operations ........................................... 8.94 2.01 (0.82) 7.38 (0.60)
Less Distributions:
Net Investment Income ............................................... (0.42) (0.41) (0.15) (0.51) (0.33)
Total Distributions ....................................................... (0.42) (0.41) (0.15) (0.51) (0.33)
Net Asset Value, End of Period ............................................. $ 33.69 $ 25.17 $ 23.57 $ 30.64 $ 23.77
Total Return at NAV (b)(c) ................................................. 35.66% 8.53% (3.31)% 31.21% (2.45)%
Total Return at Market (c)(d) ............................................... 35.53% 8.56% (3.30)% 31.14% (2.33)%
Net Assets, End of Year (thousands) ......................................... $ 6,927,767 $ 3,182,725 $ 1,084,080 $ 2,621,133 $ 962,791
Ratio of Expenses to Average Net Assets (e) ................................... 0.21% 0.22% 0.21% 0.22% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed,
Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) ..... 0.21% 0.22% 0.21% 0.22% 0.24%
Ratio of Net Investment Income to Average Net Assets (e) ........................ 1.43% 1.78% 1.81% 2.00% 2.08%
Portfolio Turnover Rate (c)(f) ............................................... 6% 4% 2% 3% 5%
See page 2 for the Definitions of Abbreviations and Footnotes.

107
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional US Small Cap Value ETF
Dimensional US
Vector Equity
ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
February 23, 2022 Ʊ
through
October 31, 2022
Period
September 10,
2024 Ʊ
through
October 31, 2024
Net Asset Value, Beginning of Period ........................................................ $ 23.93 $ 25.01 $ 24.66 $ 49.85
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................................... 0.46 0.41 0.24 0.05
Net Gains (Losses) on Securities (Realized and Unrealized) ................................... 6.37 (1.13) 0.23 2.19
Total from Investment Operations ........................................................... 6.83 (0.72) 0.47 2.24
Less Distributions:
Net Investment Income ............................................................... (0.38) (0.36) (0.12) —
Total Distributions ....................................................................... (0.38) (0.36) (0.12) —
Net Asset Value, End of Period ............................................................. $ 30.38 $ 23.93 $ 25.01 $ 52.09
Total Return at NAV (b)(c) ................................................................. 28.63% (2.91)% 1.92% 4.50%
Total Return at Market (c)(d) ............................................................... 28.57% (3.03)% 2.09% 4.67%
Net Assets, End of Year (thousands) ......................................................... $ 3,861,116 $ 1,824,625 $ 690,252 $ 70,318
Ratio of Expenses to Average Net Assets (e) ................................................... 0.30% 0.31% 0.31% 0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived
Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .................................... 0.30% 0.31% 0.31% 0.35%
Ratio of Net Investment Income to Average Net Assets (e) ........................................ 1.57% 1.61% 1.44% 0.71%
Portfolio Turnover Rate (c)(f) ............................................................... 8% 11% 4% 1%
See page 2 for the Definitions of Abbreviations and Footnotes.

108
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional US
Large Cap Vector
ETF Dimensional US Real Estate ETF
Period
November 1, 2023
Ʊ
through
October 31, 2024
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
February 23, 2022 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ........................................................ $ 50.38 $ 18.95 $ 21.21 $ 24.65
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................................... 0.93 0.69 0.69 0.40
Net Gains (Losses) on Securities (Realized and Unrealized) ................................... 14.25 5.68 (2.30) (3.72)
Total from Investment Operations ........................................................... 15.18 6.37 (1.61) (3.32)
Less Distributions:
Net Investment Income ............................................................... (0.70) (0.60) (0.65) (0.12)
Total Distributions ....................................................................... (0.70) (0.60) (0.65) (0.12)
Net Asset Value, End of Period ............................................................. $ 64.86 $ 24.72 $ 18.95 $ 21.21
Total Return at NAV (b)(c) ................................................................. 30.22% 33.87% (7.84)% (13.52)%
Total Return at Market (c)(d) ............................................................... 30.26% 33.84% (7.78)% (13.50)%
Net Assets, End of Year (thousands) ......................................................... $ 301,615 $ 1,194,983 $ 668,767 $ 297,950
Ratio of Expenses to Average Net Assets (e) ................................................... 0.22% 0.19% 0.19% 0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived
Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .................................... 0.25% 0.20% 0.20% 0.21%
Ratio of Net Investment Income to Average Net Assets (e) ........................................ 1.52% 3.04% 3.24% 3.84%
Portfolio Turnover Rate (c)(f) ............................................................... 6% 9% 5% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
Notes to Financial Statements
109
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940
(the “1940 Act”). As of October 31, 2024, the Trust is comprised of forty operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (“the Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’
distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fund Short Name
Dimensional US Core Equity Market ETF US Core Equity ETF
Dimensional US Core Equity 1 ETF US Core Equity 1 ETF
Dimensional US High Profitability ETF US High Profitability ETF
Dimensional US Large Cap Value ETF US Large Cap Value ETF
Dimensional US Small Cap Value ETF US Small Cap Value ETF
Dimensional US Vector Equity ETF US Vector Equity ETF
Dimensional US Large Cap Vector ETF US Large Cap Vector ETF
Dimensional US Real Estate ETF US Real Estate ETF

110
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities (including exchange-traded Underlying Funds and over-the-counter securities) traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange.
Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA
Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
Derivative Instruments: Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before

111
the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Funds estimate the character of received distributions that may be considered return of capital distributions.
3.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
4.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
5.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account

112
shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
6.
Other
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
C. Derivative Instruments
All open derivative positions at year end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures) and exposure to loss in excess of the amounts reflected on the Statements of
Assets and Liabilities as Futures Margin Variation. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended October 31, 2024 was as follows (amounts in thousands):
* Average Notional Value of futures contracts.
Futures *
US Core Equity ETF ...................................................................................................................... $1,390
US Large Cap Value ETF .............................................................................................................. 2,512
US Small Cap Value ETF .............................................................................................................. 756

113
Summary of Derivative Instruments:
The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended October 31, 2024 (amounts in thousands):
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds.
For the period ended October 31, 2024, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Realized Gain (Loss)
from:
Change in Unrealized
Appreciation
(Depreciation) on
Derivatives
Futures (1) Futures (2)
Equity Risk Exposure: 8,215,878.830000 64,412.520000
US Core Equity ETF .................................................................. $2,347 $64
US Core Equity 1 ETF ............................................................... 181 –
US High Profitability ETF ........................................................... 1,962 –
US Large Cap Value ETF .......................................................... 1,599 –
US Small Cap Value ETF .......................................................... 1,999 –
US Large Cap Vector ETF ......................................................... 73 –
US Real Estate ETF .................................................................. 54 –
Management
Fee
US Core Equity ETF ........................................................................................................................... 0.12%
US Core Equity 1 ETF ........................................................................................................................ 0.12%
US High Profitability ETF .................................................................................................................... 0.19%
US Large Cap Value ETF ................................................................................................................... 0.19%

114
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor
has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the following Funds. For each Fund, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the
ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense Limitation Amount”).The Fee Waiver Agreement will remain in effect through February 28,
2025 (except for the US Vector Equity ETF, which will remain in effect through February 28, 2026), may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended October 31, 2024, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF
Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the
Fund. The waived fees/assumed expenses during the period ended October 31, 2024, recovered previously waived fees/assumed expenses during the period ended October 31, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
US Core Equity ETF (a “Unitary Fee Fund”) pays the Advisor a unitary management fee for managing the Fund’s assets. Pursuant to the investment management agreement with the Trust, on behalf of the Unitary Fee Fund, the
Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses
(including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v)
interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges);
(vi) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the
Management
Fee
US Small Cap Value ETF ................................................................................................................... 0.28%
US Vector Equity ETF ........................................................................................................................ 0.25%
US Large Cap Vector ETF .................................................................................................................. 0.19%
US Real Estate ETF ........................................................................................................................... 0.17%
Expense
Limitation
Amount
Waived Fees/
Assumed Expenses
Recovery of Previously
Waived Fees/Assumed
Expenses
US Core Equity 1 ETF ............................. 0.14% $134 $—
US High Profitability ETF ......................... 0.22% — —
US Large Cap Value ETF ........................ 0.22% — 80
US Small Cap Value ETF ........................ 0.31% — —
US Vector Equity ETF ............................. 0.28% 7 —
US Large Cap Vector ETF ....................... 0.22% 47 —
US Real Estate ETF ................................ 0.19% 58 6
Previously Waived Fees/Assumed Expenses Subject to
Future Recovery
Expiring
10/31/2025 10/31/2026 10/31/2027 Total
US Core Equity 1 ETF ....................................... $— $30 $134 $164
US Vector Equity ETF ....................................... — — 7 7
US Large Cap Vector ETF ................................. — — 47 47
US Real Estate ETF .......................................... 12 79 58 149

115
Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the
Independent Trustees; (ix) Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-routine or extraordinary expenses.
For the Unitary Fee Fund, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to
0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended October 31, 2024, expenses reduced were as follows (amounts in thousands):
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Fund) receive no compensation from the Trust. For the period ended October 31, 2024, the total related amount paid by the Trust to the CCO was $95 (in thousands). The total related amounts paid by each of the Funds are included in Other
Expenses on the Statements of Operations.
E. Deferred Compensation
As of October 31, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
Fees Paid
Indirectly
US Large Cap Value ETF ........................................................................................................................... $ 3
US Small Cap Value ETF ........................................................................................................................... 1
Total
US Core Equity 1 ETF ..................................................................................................................................... $ 1
US High Profitability ETF ................................................................................................................................. 8
US Large Cap Value ETF ................................................................................................................................ 3
US Small Cap Value ETF ................................................................................................................................ 5
US Vector Equity ETF ..................................................................................................................................... —
US Large Cap Vector ETF ............................................................................................................................... —
US Real Estate ETF ........................................................................................................................................ 2

116
F. Federal Income Taxes
Each Fund has qualified (with respect to the US Large Cap Vector ETF and US Vector Equity ETF, intend to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/
tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the periods ended October 31,
2023 and October 31, 2024, were as follows (amounts in thousands):
US Core Equity 1 ETF and US Large Cap Vector ETF commenced operations on September 12, 2023 and
November 1, 2023, respectively, and did not pay any distributions for the periods ended October 31, 2023.
US Vector Equity ETF commenced operations on September 10, 2024 and did not pay any distributions for the period ended October 31, 2024.
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Core Equity ETF
2023 .................................................. $ 46,897 $ – $ 46,897
2024 .................................................. 63,580 – 63,580
US Core Equity 1 ETF
2024 .................................................. 5,180 – 5,180
US High Profitability ETF
2023 .................................................. 35,685 – 35,685
2024 .................................................. 70,325 – 70,325
US Large Cap Value ETF
2023 .................................................. 8,365 – 8,365
2024 .................................................. 32,065 – 32,065
US Small Cap Value ETF
2023 .................................................. 19,562 – 19,562
2024 .................................................. 38,725 – 38,725
US Large Cap Vector ETF
2024 .................................................. 2,175 – 2,175
US Real Estate ETF
2023 .................................................. 17,888 – 17,888
2024 .................................................. 25,250 – 25,250

117
As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
(1)The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2024, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the period ended October 31, 2024, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Core Equity ETF ....................................... $ 322 $ — $ 322
US Core Equity 1 ETF ...................................... 150 — 150
US High Profitability ETF ................................... 7,603 — 7,603
US Large Cap Value ETF ................................... 3,671 — 3,671
US Small Cap Value ETF ................................... 4,619 — 4,619
US Vector Equity ETF ...................................... 7 — 7
US Large Cap Vector ETF .................................. 51 — 51
US Real Estate ETF ....................................... 582 — 582
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Core Equity ETF .............................. $ 10,335 $ — $ (232,987) $ 1,662,956 $ 1,440,304
US Core Equity 1 ETF ........................... 1,37 6 — (11,391) 111,274 101,259
US High Profitability ETF ....................... 2,847 — (105,400) 1,108,765 1,006,212
US Large Cap Value ETF ...................... 2,745 — (26,958) 242,400 218,187
US Small Cap Value ETF ...................... 2,84 4 — (112,792) 315,199 205,251
US Vector Equity ETF ........................... 60 — (48) 1,896 1,908
US Large Cap Vector ETF ..................... 533 — (1,332) 32,612 31,813
US Real Estate ETF .............................. 7,570 — (38,061) 139 , 084 108,593
Total
US Core Equity ETF ........................................................................................................................... $ 232,987
US Core Equity 1 ETF ........................................................................................................................ 11,391
US High Profitability ETF .................................................................................................................... 105,400
US Large Cap Value ETF ................................................................................................................... 26,958
US Small Cap Value ETF ................................................................................................................... 112,792
US Vector Equity ETF ........................................................................................................................ 48
US Large Cap Vector ETF .................................................................................................................. 1,332
US Real Estate ETF ........................................................................................................................... 38, 061

118
As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, and net mark-to-market gains (losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes
 sets forth a minimum threshold for financial statement
recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
G. Securities Lending
As of October 31, 2024, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Core Equity ETF ...................................... $4,971,474 $1,782,586 $(119,630) $1,662,956
US Core Equity 1 ETF ...................................  846,775  124,150  (12,876)  111,274
US High Profitability ETF ...............................  5,850,935  1,212,908  (104,143)  1,108,765
US Large Cap Value ETF ..............................  2,379,137  321,920  (79,520)  242,400
US Small Cap Value ETF ..............................  3,763,750  592,177  (276,978)  315,199
US Vector Equity ETF ...................................  70,467  4,210  (2,314)  1,896
US Large Cap Vector ETF .............................  268,837  37,600  (4,988)  32,612
US Real Estate ETF ......................................  1,091,694  158,728  (19,644)  139,084
Non-Cash
Collateral
Market
Value
US Core Equity ETF .............................................................................................. $ 729
US Core Equity 1 ETF ........................................................................................... 57
US High Profitability ETF ........................................................................................ 1,933
US Large Cap Value ETF ........................................................................................ 13
US Large Cap Vector ETF ....................................................................................... 17

119
of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of
0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the period ended October 31, 2024, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
For the period ended October 31, 2024, cross trades by the Funds under Rule 17a-7 were as follows (amounts
in thousands):
For the period ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-
kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
Purchases Sales
Realized
Gain (Loss)
US Core Equity ETF ....................................................................... $ 20,772 $ 27,451 $ (5,325)
US Core Equity 1 ETF .................................................................... — — —
US High Profitability ETF ................................................................ 60,554 37,374 (9,215)
US Large Cap Value ETF ............................................................... 38,541 7,087 (2,396)
US Small Cap Value ETF ............................................................... 116,709 67,034 (20,327)
US Vector Equity ETF .................................................................... — — —
US Large Cap Vector ETF .............................................................. 1,685 2,996 (372)
US Real Estate ETF ....................................................................... 658 4,601 (1,414)
Balance at
October 31,
2023
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance
at October
31, 2024
Shares as of
October 31,
2024
Dividend
Income
Capital Gains
Distributions
US Core Equity ETF
The DFA Short Term
Investment Fund $118,531
$1,042,233
$1,052,129 $— $— $108,635 9,393 $7,036 $—
Total $118,531
$1,042,233
$1,052,129 $— $— $108,635 $7,036 $—

120
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2024 were as follows (amounts in thousands):
Balance at
October 31,
2023
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance
at October
31, 2024
Shares as of
October 31,
2024
Dividend
Income
Capital Gains
Distributions
US Core Equity 1 ETF
The DFA Short Term
Investment Fund $4,938 $92,939 $83,099 $— $— $14,778 1,278 $633 $—
Total $4,938 $92,939 $83,099 $— $— $14,778 $633 $—
US High Profitability
ETF
The DFA Short Term
Investment Fund $70,627
$1,645,813
$1,674,823 $— $— $41,617 3,598 $5,795 $—
Total $70,627
$1,645,813
$1,674,823 $— $— $41,617 $5,795 $—
US Large Cap Value
ETF
The DFA Short Term
Investment Fund $5,777 $299,063 $301,207 $— $— $3,633 314 $790 $—
Total $5,777 $299,063 $301,207 $— $— $3,633 $790 $—
US Small Cap Value
ETF
The DFA Short Term
Investment Fund $132,822
$1,078,021
$989,173 $— $— $221,670 19,166 $9,808 $—
Total $132,822
$1,078,021
$989,173 $— $— $221,670 $9,808 $—
US Vector Equity ETF
The DFA Short Term
Investment Fund $— $6,808 $4,620 $— $— $2,188 189 $17 $—
Total $— $6,808 $4,620 $— $— $2,188 $17 $—
US Large Cap Vector
ETF
The DFA Short Term
Investment Fund $— $28,230 $27,934 $— $— $296 26 $95 $—
Total $— $28,230 $27,934 $— $— $296 $95 $—
US Real Estate ETF
The DFA Short Term
Investment Fund $37,175 $347,662 $347,433 $— $— $37,404 3,234 $2,137 $—
Total $37,175 $347,662 $347,433 $— $— $37,404 $2,137 $—
Purchases Sales
US Core Equity ETF ........................................................................................................ $ 242,792 $ 196,781
US Core Equity 1 ETF ..................................................................................................... 59,349 44,295
US High Profitability ETF ................................................................................................. 864,011 309,659
US Large Cap Value ETF ................................................................................................ 299,057 46,490
US Small Cap Value ETF ................................................................................................ 693,979 243,333
US Vector Equity ETF ..................................................................................................... 288 348
US Large Cap Vector ETF ............................................................................................... 18,266 11,539
US Real Estate ETF ........................................................................................................ 104,970 91,629

121
In-kind transactions for the period ended October 31, 2024 were as follows (amounts in thousands):
There were no purchases or sales of U.S. government securities during the period ended October 31, 2024.
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as Due from Custodian and securities related to in-kind redemptions are reflected as Securities Payable Related to In-Kind Transactions on the Statements
of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as Collateral for ETF
Capital Activity on the Statements of Assets and Liabilities.
K. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through
December 27, 2023. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.
Purchases Sales
US Core Equity ETF ........................................................................................................ $ 1,165,24 8 $ 25,829
US Core Equity 1 ETF ..................................................................................................... 725,169 22,427
US High Profitability ETF ................................................................................................. 2,840,335 941,754
US Large Cap Value ETF ................................................................................................ 1,390, 361 347,331
US Small Cap Value ETF ................................................................................................ 1,541,319 501,032
US Vector Equity ETF ..................................................................................................... 75,865 7,700
US Large Cap Vector ETF ............................................................................................... 267,193 6,245
US Real Estate ETF ........................................................................................................ 328,902 42,574

122
There were no borrowings by the Funds under this line of credit during the period ended October 31, 2024.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the period ended October 31, 2024.
L. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
As of October 31, 2024, the Advisor’s ownership as a percentage of net assets was as follows:
M. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Percentage of
Net Assets
US Vector Equity ETF ................................................................................................................... 7%

123
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dimensional ETF Trust and Shareholders of each of the eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (eight of the funds constituting Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits
Fund Statement of
operations
Statement of changes
in net assets
Financial
highlights
Dimensional US Core Equity Market ETF
Dimensional US High Profitability ETF
Dimensional US Real Estate ETF
Dimensional US Small Cap Value ETF
For the year
ended October
31, 2024
For the years ended
October 31, 2024 and
2023
For each of
the periods
indicated
therein
Dimensional US Large Cap Value ETF
For the year
ended October
31, 2024
For the year ended October 31, 2024 and the
period December 6, 2022 (commencement of
operations) through October 31, 2023
Dimensional US Core Equity 1 ETF For the year
ended October
31, 2024
For the year ended October 31, 2024 and the
period September 12, 2023 (commencement
of operations) through October 31, 2023
Dimensional US Large Cap Vector ETF For the period November 1, 2023 (commencement of operations)
through October 31, 2024
Dimensional US Vector Equity ETF For the period September 10, 2024 (commencement of operations) through October 31, 2024
PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, www.pwc.com/us

124
also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, brokers and transfer agent of the investee fund;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024
We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

125
Tax Notice to Shareholders (Unaudited)
The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the period ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j)
interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in
Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the
Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.
Dimensional US Vector Equity ETF did not make any distributions to shareholders during its fiscal period ended
October 31, 2024.
Prior to the end of calendar year 2024, Dimensional US Vector Equity ETF is expected to make a distribution to its shareholders, 100% of which is estimated to be “Net Investment Income Distribution.”
The amounts in the table expressed as a percentage of distributions for the calendar year 2024, as specifically noted in the footnotes, are based on these estimates and subject to change.
(1) Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under
Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year
2024.
(2) Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under
Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year
2024.
Dimensional ETF Trust
Net
Investment
Income
Distribution
Short-term
Capital
Gain
Distribution
Long-Term
Capital
Gain
Distribution
Return
of
Capital
Tax-Exempt
Interest
Total
Distributions
Qualifying
For
Corporate
Dividends
Received
Deduction(1)
Qualifying
Dividend
Income(2)
U.S.
Government
Interest(3)
Foreign
Tax
Credit(4)
Foreign
Source
Income(5)
Qualifying
Interest
Income(6)
Qualifying
Short-Term
Capital
Gain(7)
Dimensional US Core
Equity Market ETF ............ 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Core
Equity 1 ETF ..................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US High
Profitability ETF ................ 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Large Cap
Value ETF ......................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Small Cap
Value ETF ......................... 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Vector
Equity ETF ........................ 0% 0% 0% 0% 0% 0% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Large Cap
Vector ETF ........................ 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional US Real Estate
ETF ................................. 100% 0% 0% 0% 0% 100% 0% 2% 0% 0% 0% 0% 0%

126
(3) U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions)
for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.
(4) Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under
Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).
(5) Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue
Code).
(6) Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal
Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.
(7) Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code.
The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

128
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

129
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

130
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Directors/Trustees section of the Notes to Financial Statements above.

131
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY
CONTRACT
Not applicable

DFA-103124-016AD

DIMENSIONAL ETF TRUST
Annual Financial Statements & Other Information
Period Ended: October 31, 2024
Dimensional International Core Equity Market ETF
Dimensional International Core Equity 2 ETF
Dimensional International Small Cap Value ETF
Dimensional International Small Cap ETF
Dimensional International High Profitability ETF
Dimensional International Vector Equity ETF
Dimensional Emerging Core Equity Market ETF
Dimensional Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF
Dimensional World Equity ETF
Dimensional Global Real Estate ETF

*Blank Page*

DIMENSIONAL ETF TRUST
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 432
Item 9 - Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 433
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 434
Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract . . . . . . . . . . . . . . . . 435
i

DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
ADR American Depositary Receipt
GDR Global Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Investment Footnotes
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of October 31, 2024
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund
’
s closing price on the listing market.
(e)
Annualized for periods less than one year
(f)
Excludes impact of in-kind transactions
(g) Net realized and unrealized gain (loss) on investments per share may not correlate with the
Fund's net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to fluctuating market values of the Fund’s investments.
(h) Represents the combined ratios for the respective Fund and its respective pro-rata share of its Underlying Funds.
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of operations

Dimensional International Core Equity Market ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value †
COMMON STOCKS — (97.4%)
AUSTRALIA — (6.6%)
#*29Metals, Ltd. 93,420 $ 25,700
Accent Group, Ltd. 235,159 363,508
*Adairs, Ltd. 113,287 197,380
AGL Energy, Ltd. 219,236 1,504,921
#*Alkane Resources, Ltd. 104,321 38,948
*Alliance Aviation Services,
Ltd. 368 651
ALS, Ltd. 149,521 1,380,899
Amotiv, Ltd. 62,612 436,765
AMP, Ltd. 1,089,881 1,020,835
Ampol, Ltd. 109,608 2,003,028
Ansell, Ltd. 78,455 1,594,054
*ANZ Group Holdings, Ltd. 822,898 16,789,767
*APA Group 429,828 1,962,312
#*Arafura Rare Earths, Ltd. 331,590 32,579
*ARB Corp., Ltd. 20,185 548,678
Aristocrat Leisure, Ltd. 233,105 9,393,091
#ARN Media, Ltd. 956 463
ASX, Ltd. 48,394 2,061,005
Atlas Arteria, Ltd. 361,943 1,156,913
AUB Group, Ltd. 40,762 853,836
#*Audinate Group, Ltd. 20,762 127,152
*Aurelia Metals, Ltd. 11,889 1,441
Aurizon Holdings, Ltd. 960,421 2,126,273
Aussie Broadband, Ltd. 106,940 254,966
*Austal, Ltd. 151,208 327,826
#*Austin Engineering, Ltd. 401 138
#*Australian Agricultural Co.,
Ltd. 10,802 9,941
Australian Clinical Labs, Ltd. 79,552 189,146
Australian Ethical Investment,
Ltd. 56 165
#*Australian Strategic
Materials, Ltd. 3,388 1,187
*Auswide Bank, Ltd. 53 147
*AVJennings, Ltd. 108 23
#Baby Bunting Group, Ltd. 14,420 17,001
Bank of Queensland, Ltd. 275,052 1,174,635
Bapcor, Ltd. 154,555 463,649
Beach Energy, Ltd. 742,747 608,123
#*Beacon Lighting Group, Ltd. 76 146
*Bega Cheese, Ltd. 163,118 550,237
Bendigo & Adelaide Bank, Ltd. 362,854 2,923,329
BHP Group, Ltd. 515,443 14,395,887
#BHP Group, Ltd. 521,434 14,426,551
#BHP Group, Ltd., Sponsored
ADR 400,221 22,196,257
BlueScope Steel, Ltd. 200,531 2,667,670
Brambles, Ltd. 656,667 7,896,933
#*Bravura Solutions, Ltd. 106,569 106,100
Breville Group, Ltd. 32,062 667,818
Brickworks, Ltd. 30,149 535,949
Capitol Health, Ltd. 664 163
Capral, Ltd. 12 75
Shares Value †
AUSTRALIA — (Continued)
*Capricorn Metals, Ltd. 122,658 $ 506,951
*CAR Group, Ltd. 100,240 2,480,525
#*Cettire, Ltd. 105,190 105,416
*Challenger, Ltd. 238,453 944,928
Champion Iron, Ltd. 172,559 662,332
#*Chrysos Corp., Ltd. 22,118 78,811
*Cleanaway Waste
Management, Ltd. 875,664 1,565,816
ClearView Wealth, Ltd. 180 62
#Clinuvel Pharmaceuticals,
Ltd. 15,743 146,425
#*Coast Entertainment
Holdings, Ltd. 420 124
Cochlear, Ltd. 22,058 4,091,953
Codan, Ltd. 32,938 340,875
*Coles Group, Ltd. 515,869 5,943,549
*Collins Foods, Ltd. 76,190 416,702
Commonwealth Bank of
Australia 459,772 42,989,188
Computershare, Ltd. 203,760 3,520,743
*Cooper Energy, Ltd. 1,192,489 136,689
Ω#Coronado Global
Resources, Inc. 101,416 67,424
#Corporate Travel
Management, Ltd. 30,786 250,044
CSL, Ltd. 105,252 19,782,319
Dalrymple Bay Infrastructure,
Ltd. 91,436 200,633
Data#3, Ltd. 82,055 393,958
#*Develop Global, Ltd. 13,454 22,824
*Dicker Data, Ltd. 31,926 180,466
Domain Holdings Australia,
Ltd. 102,725 203,200
#*Domino's Pizza Enterprises,
Ltd. 18,174 398,544
Downer EDI, Ltd. 361,643 1,328,873
#Eagers Automotive, Ltd. 53,728 390,981
*Elders, Ltd. 81,413 454,866
*Emeco Holdings, Ltd. 8,440 4,257
*Emerald Resources NL 184,849 510,940
#*EML Payments, Ltd. 140,272 61,558
Endeavour Group, Ltd. 670,932 2,061,066
Enero Group, Ltd. 40 29
*Environmental Group, Ltd.
(The) 34,630 8,506
*EQT Holdings, Ltd. 492 9,990
Euroz Hartleys Group, Ltd. 11,403 6,125
Evolution Mining, Ltd. 974,043 3,343,105
EVT, Ltd. 36,002 257,743
*Experience Co., Ltd. 228 20
Fiducian Group, Ltd. 12 72
Finbar Group, Ltd. 100 59
*FleetPartners Group, Ltd. 141,103 270,797
Fleetwood, Ltd. 20,424 27,424

Dimensional International Core Equity Market ETF
continued
Shares Value †
AUSTRALIA — (Continued)
#Flight Centre Travel Group,
Ltd. 74,958 $ 784,577
Fortescue, Ltd. 674,090 8,464,096
G8 Education, Ltd. 363,778 319,287
*Genesis Minerals, Ltd. 154,048 247,208
*Gold Road Resources, Ltd. 659,562 864,025
#GR Engineering Services,
Ltd. 9,382 12,966
GrainCorp, Ltd., Class A 273,585 1,616,365
Grange Resources, Ltd. 309,286 50,645
GTN, Ltd. 136 42
GWA Group, Ltd. 8,260 12,606
*Hansen Technologies, Ltd. 86,178 280,539
Harvey Norman Holdings, Ltd. 211,291 633,851
*Healius, Ltd. 307,188 332,999
Helia Group, Ltd. 344,256 917,733
Helloworld Travel, Ltd. 40 47
HUB24, Ltd. 20,411 923,944
#IDP Education, Ltd. 84,184 768,106
IGO, Ltd. 110,157 378,802
*Iluka Resources, Ltd. 194,993 749,718
Imdex, Ltd. 307,971 524,474
#*Immutep, Ltd. 444,578 82,991
#*Imugene, Ltd. 509,486 14,350
Incitec Pivot, Ltd. 766,128 1,510,457
Infomedia, Ltd. 10,563 9,825
Inghams Group, Ltd. 1,404,461 2,640,172
*Insignia Financial, Ltd. 264,849 574,205
Insurance Australia Group, Ltd. 1,103,372 5,420,306
#Integral Diagnostics, Ltd. 107,937 221,287
*IPH, Ltd. 104,376 367,126
*IRESS, Ltd. 78,872 514,028
IVE Group, Ltd. 9,314 12,994
*James Hardie Industries PLC 163,166 5,221,842
JB Hi-Fi, Ltd. 44,553 2,393,813
#Johns Lyng Group, Ltd. 100,134 251,201
*Judo Capital Holdings, Ltd. 316,627 389,894
Jumbo Interactive, Ltd. 32 270
Jupiter Mines, Ltd. 510,819 58,552
#Karoon Energy, Ltd. 337,544 307,316
#*Kelsian Group, Ltd. 78,160 200,683
*Kogan.com, Ltd. 35,468 108,259
*Lendlease Corp., Ltd. 329,251 1,462,168
#Lifestyle Communities, Ltd. 47,383 267,529
Lottery Corp., Ltd. (The) 772,621 2,525,269
*Lotus Resources, Ltd. 138,256 23,545
Lovisa Holdings, Ltd. 21,915 429,481
#*Lynas Rare Earths, Ltd. 297,728 1,482,088
#Maas Group Holdings, Ltd. 17,152 52,802
Macmahon Holdings, Ltd. 79,658 19,827
Macquarie Group, Ltd. 85,390 12,948,438
#Mader Group, Ltd. 12,516 49,762
Magellan Financial Group, Ltd. 100,033 705,012
*Mayne Pharma Group, Ltd. 31,601 89,004
McMillan Shakespeare, Ltd. 21,835 208,951
Medibank Pvt Ltd. 1,018,549 2,395,063
*Megaport, Ltd. 56,059 257,030
#*Mesoblast, Ltd. 399,292 345,227
Shares Value †
AUSTRALIA — (Continued)
#*Metals X, Ltd. 234,148 $ 74,383
*Metcash, Ltd. 488,911 979,923
*Mineral Resources, Ltd. 74,467 1,921,767
*Monadelphous Group, Ltd. 53,609 443,137
Monash IVF Group, Ltd. 124,429 95,764
#*Mount Gibson Iron, Ltd. 71,587 14,301
#Myer Holdings, Ltd. 237,383 140,715
#*MyState, Ltd. 14,306 35,608
#*Nanosonics, Ltd. 43,152 90,446
National Australia Bank, Ltd. 928,844 23,605,604
Netwealth Group, Ltd. 49,795 903,128
*Neuren Pharmaceuticals, Ltd. 21,222 171,670
New Hope Corp., Ltd. 263,551 840,687
*NEXTDC, Ltd. 172,281 1,852,896
*nib holdings, Ltd. 229,213 867,776
Nick Scali, Ltd. 35,127 323,955
Nickel Industries, Ltd. 676,497 401,010
Nine Entertainment Co.
Holdings, Ltd. 506,952 390,162
*Northern Star Resources, Ltd. 532,181 6,180,288
NRW Holdings, Ltd. 238,631 603,330
Nufarm, Ltd. 168,924 425,983
*Nuix, Ltd. 59,564 301,971
Objective Corp., Ltd. 1,218 12,924
*OFX Group, Ltd. 79,924 76,431
*OM Holdings, Ltd. 260 64
#*Omni Bridgeway, Ltd. 74,878 45,121
oOh!media, Ltd. 300,908 243,412
*Orica, Ltd. 261,191 2,966,524
Origin Energy, Ltd. 752,626 4,747,294
Orora, Ltd. 754,776 1,191,450
*Paladin Energy, Ltd. 68,875 460,153
*Pantoro, Ltd. 165,536 13,553
Peet, Ltd. 280 250
Perenti, Ltd. 459,001 353,258
*Perpetual, Ltd. 35,502 471,121
Perseus Mining, Ltd. 700,152 1,316,179
*PEXA Group, Ltd. 69,102 616,012
#*Pilbara Minerals, Ltd. 1,033,946 1,930,115
*Pinnacle Investment
Management Group, Ltd. 28,577 376,791
#Platinum Asset Management,
Ltd. 153,838 123,436
<PPK Mining Equipment
Group 8 –
Premier Investments, Ltd. 45,152 998,140
Pro Medicus, Ltd. 20,347 2,596,551
#Propel Funeral Partners, Ltd. 14,954 59,357
#PWR Holdings, Ltd. 38,318 228,394
*Qantas Airways, Ltd. 273,192 1,445,839
QBE Insurance Group, Ltd. 788,754 8,891,255
Qube Holdings, Ltd. 565,969 1,379,038
*Ramelius Resources, Ltd. 979,219 1,532,916
*Ramsay Health Care, Ltd. 90,992 2,394,119
#REA Group, Ltd. 14,948 2,221,757
Reece, Ltd. 72,122 1,077,541
Regis Healthcare, Ltd. 28,749 122,210
*Regis Resources, Ltd. 400,235 710,436

Dimensional International Core Equity Market ETF
continued
Shares Value †
AUSTRALIA — (Continued)
#Reject Shop, Ltd. (The) 10,228 $ 19,294
Reliance Worldwide Corp., Ltd. 370,279 1,263,594
*Resolute Mining, Ltd. 1,441,711 774,342
#Ridley Corp., Ltd. 131,665 228,537
Rio Tinto, Ltd. 125,136 9,779,119
#*RPMGlobal Holdings, Ltd. 21,084 41,154
*Sandfire Resources, Ltd. 198,098 1,345,549
Santos, Ltd. 1,692,318 7,515,403
SEEK, Ltd. 111,236 1,817,115
*Select Harvests, Ltd. 59,512 141,108
#Servcorp, Ltd. 7,976 26,278
Service Stream, Ltd. 303,237 300,909
Seven Group Holdings, Ltd. 71,229 1,946,443
SG Fleet Group, Ltd. 59,145 104,985
Shaver Shop Group, Ltd. 14,012 12,711
Sigma Healthcare, Ltd. 623,796 800,828
Sims, Ltd. 50,347 418,811
SmartGroup Corp., Ltd. 72,251 367,710
Sonic Healthcare, Ltd. 198,794 3,506,552
South32, Ltd. 1,717,352 4,139,499
*Southern Cross Electrical
Engineering, Ltd. 43,052 45,964
SRG Global, Ltd. 300 220
#*St. Barbara, Ltd. 379,188 114,249
Stanmore Resources, Ltd. 50,961 104,811
*Star Entertainment Group,
Ltd. (The) 653,520 102,733
Steadfast Group, Ltd. 405,002 1,459,017
#*Strike Energy, Ltd. 136,714 19,253
Suncorp Group, Ltd. 486,118 5,705,850
Super Retail Group, Ltd. 82,814 788,694
#*Superloop, Ltd. 217,361 266,234
#*Syrah Resources, Ltd. 234,000 45,981
*Tabcorp Holdings, Ltd. 835,522 257,215
Technology One, Ltd. 107,956 1,727,471
*Telix Pharmaceuticals, Ltd. 58,520 802,258
#Telstra Group, Ltd. 1,221,339 3,055,907
*Temple & Webster Group,
Ltd. 19,691 148,967
*<Ten Sixty Four, Ltd. 192 14
#*Terracom, Ltd. 258,587 33,875
TPG Telecom, Ltd. 101,470 300,412
*Transurban Group 760,598 6,332,006
Treasury Wine Estates, Ltd. 277,977 2,062,906
*Tuas, Ltd. 43,871 147,988
*Tyro Payments, Ltd. 154,011 78,180
*Vault Minerals, Ltd. 2,724,646 704,933
Ventia Services Group Pty,
Ltd. 300,492 903,413
ΩViva Energy Group, Ltd. 557,212 959,880
#*WEB Travel Group, Ltd. 351,774 928,559
#*Webjet Group, Ltd. 351,774 178,569
Wesfarmers, Ltd. 361,227 15,918,670
*West African Resources, Ltd. 598,077 718,842
*Westgold Resources, Ltd. 126,346 256,508
Westgold Resources, Ltd. 247,856 522,752
Westpac Banking Corp. 970,171 20,411,007
Whitehaven Coal, Ltd. 336,995 1,503,181
Shares Value †
AUSTRALIA — (Continued)
*WiseTech Global, Ltd. 44,114 $ 3,417,656
Woodside Energy Group, Ltd. 119,951 1,862,909
Woodside Energy Group, Ltd. 514,391 8,012,090
#Woodside Energy Group,
Ltd., Sponsored ADR 44,774 705,190
Woolworths Group, Ltd. 427,833 8,395,696
Worley, Ltd. 191,155 1,752,888
*Xero, Ltd. 48,407 4,740,127
*XRF Scientific, Ltd. 13,112 14,085
#Yancoal Australia, Ltd. 204,731 874,323
TOTAL AUSTRALIA 478,841,539
AUSTRIA — (0.3%)
Agrana Beteiligungs AG 12 138
ANDRITZ AG 25,238 1,516,565
#*AT&S Austria Technologie &
Systemtechnik AG 2,062 37,631
ΩBAWAG Group AG 36,537 2,816,306
#CA Immobilien Anlagen AG 5,293 127,798
*DO & CO AG 1,833 283,773
Erste Group Bank AG 116,995 6,571,768
*Eurotelesites AG 4,729 25,465
*Kapsch TrafficCom AG 4 32
Mayr Melnhof Karton AG 567 50,168
Oesterreichische Post AG 7,249 229,406
OMV AG 66,908 2,767,525
Palfinger AG 388 8,530
Porr AG 8 126
Raiffeisen Bank International
AG 13,669 244,707
*Rosenbauer International AG 4 149
Schoeller-Bleckmann Oilfield
Equipment AG 1,005 30,168
#Semperit AG Holding 4 50
Strabag SE 460 18,103
Telekom Austria AG 24,631 204,030
UNIQA Insurance Group AG 9,898 77,584
Verbund AG 19,495 1,591,584
Vienna Insurance Group AG
Wiener Versicherung Gruppe 3,079 97,774
voestalpine AG 68,248 1,411,476
Wienerberger AG 48,329 1,453,370
Zumtobel Group AG 16 92
TOTAL AUSTRIA 19,564,318
BELGIUM — (0.9%)
Ackermans & van Haaren NV 9,242 1,873,263
Ageas SA 76,297 3,965,976
*AGFA-Gevaert NV 21,593 22,528
Anheuser-Busch InBev SA 290,015 17,310,663
*Argenx SE 5,572 3,276,259
*Argenx SE, Sponsored ADR 5,417 3,175,987
Azelis Group NV 44,120 873,194
Barco NV 16,981 209,241
Bekaert SA 10,614 386,022
bpost SA 24,452 63,844
Cie d'Entreprises CFE 60 397
#CMB Tech NV, ADR 147,349 2,049,625
Colruyt Group N.V 17,354 808,249
Deceuninck NV 4,384 11,018

Dimensional International Core Equity Market ETF
continued
Shares Value †
BELGIUM — (Continued)
Deme Group NV 931 $ 141,099
#D'ieteren Group 5,727 1,234,173
Econocom Group SA 14,585 31,225
Elia Group SA 9,454 896,534
EVS Broadcast Equipment SA 8 247
Fagron 10,502 211,383
Greenyard NV 549 3,564
#Ion Beam Applications 1,459 21,700
Jensen-Group NV 8 362
KBC Group NV 130,653 9,458,091
#Kinepolis Group NV 3,428 143,840
Lotus Bakeries NV 92 1,200,552
Melexis NV 5,919 383,308
*Ontex Group NV 5,231 43,672
*Orange Belgium SA 32 514
Proximus SADP 96,662 702,054
#Recticel SA 2,833 37,030
Solvay SA, Class A 33,351 1,341,847
Syensqo SA 33,351 2,571,812
Tessenderlo Group SA 6,580 177,160
UCB SA 40,131 7,702,838
Umicore SA 90,940 1,083,054
#Van de Velde NV 4 136
VGP NV 1,066 88,996
Viohalco SA 36 201
TOTAL BELGIUM 61,501,658
CANADA — (11.0%)
*5N Plus, Inc. 6,876 35,022
*Acadian Timber Corp. 8 106
*ACT Energy Technologies,
Ltd. 1,300 5,577
ADENTRA, Inc. 10,628 292,700
ADF Group, Inc. 6,790 49,587
*Advantage Energy, Ltd. 76,890 480,442
Aecon Group, Inc. 32,733 544,552
Africa Oil Corp. 165,926 213,069
Ag Growth International, Inc. 10,402 368,337
*AGF Management, Ltd.,
Class B 30,699 229,480
Agnico Eagle Mines, Ltd. 52,662 4,540,277
#Agnico Eagle Mines, Ltd. 97,419 8,406,285
#*Air Canada 57,095 772,899
AirBoss of America Corp. 3,400 10,195
Alamos Gold, Inc. 3,300 66,594
Alamos Gold, Inc. 372,333 7,513,680
Algoma Central Corp. 16 174
Algoma Steel Group, Inc. 17,400 180,372
Algonquin Power & Utilities
Corp. 101,788 491,433
Algonquin Power & Utilities
Corp., ADR 153,654 743,685
Alimentation Couche-Tard, Inc. 248,172 12,927,127
AltaGas, Ltd. 126,854 3,027,679
*Altius Minerals Corp. 15,101 285,348
Altus Group, Ltd. 8,803 332,682
Andlauer Healthcare Group,
Inc. 7,265 214,049
Andrew Peller, Ltd., Class A 12 34
Shares Value †
CANADA — (Continued)
ARC Resources, Ltd. 323,885 $ 5,358,003
*Aritzia, Inc. 28,898 929,371
Atco, Ltd., Class I 26,436 916,380
*Athabasca Oil Corp. 270,706 1,004,017
AtkinsRealis Group, Inc. 58,879 2,830,010
*ATS Corp. 30,876 924,320
*Aurora Cannabis, Inc. 16,812 90,938
B2Gold Corp. 343,428 1,140,181
B2Gold Corp. 212,935 702,680
Badger Infrastructure
Solutions, Ltd. 18,920 491,612
Bank of Montreal 99,250 9,043,660
Bank of Montreal 136,021 12,380,892
#Bank of Nova Scotia (The) 318,191 16,383,655
Bank of Nova Scotia (The) 57,505 2,957,447
Barrick Gold Corp. 129,250 2,495,152
Barrick Gold Corp. 429,769 8,303,137
*Bausch Health Cos., Inc. 6,000 55,138
#*Bausch Health Cos., Inc.,
ADR 32,909 302,763
#Baytex Energy Corp. 337,252 950,823
BCE, Inc. 20,382 657,523
BCE, Inc. 2,494 80,315
#Birchcliff Energy, Ltd. 99,319 369,788
Bird Construction, Inc. 26,010 565,561
*Bitfarms, Ltd. 9,885 19,147
#*Bitfarms, Ltd. 123,720 238,161
Black Diamond Group, Ltd. 7,768 50,432
BMTC Group, Inc. 4 36
*Bombardier, Inc., Class A 900 66,030
*Bombardier, Inc., Class B 31,764 2,333,849
Boralex, Inc., Class A 29,613 711,035
Boyd Group Services, Inc. 9,756 1,516,643
Brookfield Asset Management,
Ltd., Class A 1 53
Brookfield Corp. 93,309 4,942,074
Brookfield Corp. 224,797 11,914,241
Brookfield Infrastructure Corp.,
Class A 9,740 400,119
BRP, Inc. 5,032 247,927
BRP, Inc. 7,101 349,714
#*CAE, Inc. 69,366 1,220,842
*CAE, Inc. 44,818 787,719
Calian Group, Ltd. 3,908 134,654
*Calibre Mining Corp. 24,838 45,081
Cameco Corp. 35,053 1,829,661
Cameco Corp., ADR 66,338 3,464,170
Canaccord Genuity Group, Inc. 1,195 8,590
#*Canada Goose Holdings,
Inc. 585 5,750
#*Canada Goose Holdings,
Inc., ADR 17,791 174,708
Canadian Imperial Bank of
Commerce 201,633 12,600,345
Canadian Imperial Bank of
Commerce, ADR 89,001 5,567,903
Canadian National Railway Co. 22,366 2,412,374
Canadian National Railway
Co., ADR 152,836 16,494,061

Dimensional International Core Equity Market ETF
continued
Shares Value †
CANADA — (Continued)
Canadian Natural Resources,
Ltd. 678,572 $ 23,085,019
Canadian Natural Resources,
Ltd. 93,630 3,180,444
Canadian Pacific Kansas City,
Ltd. 100,628 7,753,832
Canadian Pacific Kansas City,
Ltd., ADR 108,298 8,356,274
#*Canadian Tire Corp., Ltd.,
Class A 24,052 2,556,609
Canadian Utilities, Ltd., Class
A 39,059 998,926
*Canadian Western Bank 36,403 1,495,084
*Canfor Corp. 31,001 369,401
*Capital Power Corp. 54,380 2,202,976
*Capstone Copper Corp. 192,338 1,328,753
#Cardinal Energy, Ltd. 99,953 459,628
Cascades, Inc. 35,045 263,727
CCL Industries, Inc. 61,321 3,572,934
*Celestica, Inc. 15,305 1,046,135
*Celestica, Inc. 40,670 2,781,828
Cenovus Energy, Inc. 188,639 3,029,970
Cenovus Energy, Inc., ADR 438,000 7,038,660
Centerra Gold, Inc. 125,582 886,493
CES Energy Solutions Corp. 129,589 741,863
*CGI, Inc. 4,654 514,963
*CGI, Inc., ADR 82,786 9,165,238
*China Gold International
Resources Corp., Ltd. 184 845
CI Financial Corp. 58,038 953,456
*Cineplex, Inc. 14,509 104,086
#Cogeco Communications,
Inc. 9,163 461,125
Cogeco, Inc. 2,825 123,218
*Colabor Group, Inc. 68 52
Colliers International Group,
Inc. 13,759 2,100,174
Colliers International Group,
Inc. 756 115,432
Computer Modelling Group,
Ltd. 26,187 214,914
Constellation Software, Inc. 6,576 19,809,094
Converge Technology
Solutions Corp. 84,571 182,010
Corby Spirit and Wine, Ltd. 8 73
*Cronos Group, Inc. 100,813 212,626
*Culico Metals, Inc. 15,017 1,293
Definity Financial Corp. 28,065 1,081,769
*Denison Mines Corp. 201,649 423,463
#*Denison Mines Corp. 60,776 127,748
*dentalcorp Holdings, Ltd. 39,707 267,476
*Descartes Systems Group,
Inc. (The) 5,565 577,479
*Descartes Systems Group,
Inc. (The) 17,670 1,836,443
Dexterra Group, Inc. 48 212
*Docebo, Inc. 900 40,947
Dollarama, Inc. 115,575 12,013,101
Shares Value †
CANADA — (Continued)
Doman Building Materials
Group, Ltd. 36,966 $ 218,250
DREAM Unlimited Corp. 11,156 229,290
Dundee Precious Metals, Inc. 103,499 1,051,362
Dye & Durham, Ltd. 13,716 187,347
Dynacor Group, Inc. 40 165
*Eldorado Gold Corp. 58,294 1,012,567
*Eldorado Gold Corp. 25,590 444,628
#Emera, Inc. 115,472 4,357,278
Empire Co., Ltd., Class A 69,276 1,996,354
Enbridge, Inc. 138,338 5,581,355
Enbridge, Inc. 445,484 17,997,554
Endeavour Mining PLC 84,315 1,864,795
#*Endeavour Silver Corp. 22,172 111,747
*Endeavour Silver Corp. 59,724 301,630
Enerflex, Ltd. 84,715 559,115
Enghouse Systems, Ltd. 24,070 508,873
EQB, Inc. 13,173 1,009,462
#*Equinox Gold Corp. 36,163 199,760
#*Equinox Gold Corp. 100,837 558,637
*ERO Copper Corp. 7,490 137,367
*ERO Copper Corp. 30,175 553,517
Evertz Technologies, Ltd. 8 68
*Exchange Income Corp. 14,344 563,387
Exco Technologies, Ltd. 16 96
Extendicare, Inc. 28,395 187,406
Fairfax Financial Holdings, Ltd. 10,124 12,566,484
#Fiera Capital Corp. 44,777 311,908
Finning International, Inc. 67,152 1,957,787
First Majestic Silver Corp. 48,562 358,388
First Majestic Silver Corp. 70,418 519,819
*First Quantum Minerals, Ltd. 156,727 2,022,683
FirstService Corp. 2,289 423,332
FirstService Corp. 11,103 2,055,943
#Fortis, Inc. 56,674 2,448,779
Fortis, Inc., ADR 131,616 5,689,760
*Fortuna Mining Corp. 139,334 692,490
*Fortuna Mining Corp. 62,219 309,321
#Franco-Nevada Corp. 37,856 5,021,977
Franco-Nevada Corp. 25,343 3,360,159
Frontera Energy Corp. 2,998 16,303
Gamehost, Inc. 20 152
*GDI Integrated Facility
Services, Inc. 912 23,965
George Weston, Ltd. 20,332 3,221,294
GFL Environmental, Inc. 27,977 1,169,439
GFL Environmental, Inc. 44,946 1,878,191
Gibson Energy, Inc. 70,201 1,163,344
Gildan Activewear, Inc. 721 35,244
#Gildan Activewear, Inc., ADR 63,197 3,090,333
*GoGold Resources, Inc. 28,100 32,254
*Gran Tierra Energy, Inc. 22,946 145,352
Great-West Lifeco, Inc. 80,269 2,690,317
Hammond Power Solutions,
Inc. 2,879 249,226
Headwater Exploration, Inc. 130,515 642,299
*Heroux-Devtek, Inc. 8 185
High Liner Foods, Inc. 8 75

Dimensional International Core Equity Market ETF
continued
Shares Value †
CANADA — (Continued)
Hudbay Minerals, Inc. 208,211 $ 1,863,488
Hudbay Minerals, Inc. 8,206 73,527
ΩHydro One, Ltd. 113,575 3,652,618
#*i-80 Gold Corp. 12,600 13,197
iA Financial Corp., Inc. 43,379 3,530,194
*IAMGOLD Corp. 32,033 177,636
*IAMGOLD Corp. 259,384 1,436,987
IGM Financial, Inc. 27,442 823,486
Imperial Oil, Ltd. 37,573 2,800,556
Imperial Oil, Ltd. 22,145 1,649,360
Information Services Corp. 12 251
Innergex Renewable Energy,
Inc. 62,158 406,672
Intact Financial Corp. 57,292 10,928,615
*Interfor Corp. 26,994 371,617
*Ivanhoe Mines, Ltd. 161,593 2,134,171
ΩJamieson Wellness, Inc. 17,007 404,693
*K92 Mining, Inc. 96,682 642,258
K-Bro Linen, Inc. 8 189
*Kelt Exploration, Ltd. 88,319 413,733
Keyera Corp. 90,330 2,770,911
Kinross Gold Corp. 22,818 229,989
Kinross Gold Corp. 555,196 5,596,376
*Kiwetinohk Energy Corp. 600 6,456
*Knight Therapeutics, Inc. 3,400 13,757
*KP Tissue, Inc. 4 24
Lassonde Industries, Inc.,
Class A 4 506
*Laurentian Bank of Canada 19,011 355,685
Leon's Furniture, Ltd. 4,779 91,984
*Lightspeed Commerce, Inc. 34,629 522,932
*Lightspeed Commerce, Inc. 24,758 374,341
Linamar Corp. 24,534 1,002,692
Loblaw Cos., Ltd. 51,532 6,507,904
*Lucara Diamond Corp. 280 104
Lundin Gold, Inc. 35,065 846,973
Lundin Mining Corp. 296,153 2,876,654
*MAG Silver Corp. 10,631 181,816
*MAG Silver Corp. 18,186 310,799
Magellan Aerospace Corp. 4 30
#Magna International, Inc. 46,219 1,822,632
Magna International, Inc., ADR 81,967 3,235,237
Mainstreet Equity Corp. 100 14,944
*Major Drilling Group
International, Inc. 38,724 232,797
*Mandalay Resources Corp. 64 156
Manulife Financial Corp. 229,564 6,697,778
Manulife Financial Corp., ADR 296,503 8,660,853
*Maple Leaf Foods, Inc. 28,852 435,900
Martinrea International, Inc. 37,373 276,152
*Mattr Corp. 33,296 290,216
*MDA Space, Ltd. 43,696 667,689
Medical Facilities Corp. 8 83
MEG Energy Corp. 163,109 2,977,958
Melcor Developments, Ltd. 12 112
Methanex Corp., ADR 58,161 2,278,166
Metro, Inc. 81,185 4,815,946
*Morguard Corp. 4 336
Shares Value †
CANADA — (Continued)
MTY Food Group, Inc. 10,635 $ 341,339
Mullen Group, Ltd. 52,979 572,376
National Bank of Canada 158,257 15,076,961
Neo Performance Materials,
Inc. 10,261 57,858
*New Gold, Inc. 102,307 281,097
*New Gold, Inc. 267,671 736,095
*NFI Group, Inc. 12,230 139,062
North American Construction
Group, Ltd. 12,955 252,325
North West Co., Inc. (The) 32,502 1,222,016
Northland Power, Inc. 136,824 2,076,973
Nutrien, Ltd. 141,741 6,758,211
Nutrien, Ltd. 69,215 3,296,520
ΩNuvei Corp. 18,518 622,647
*NuVista Energy, Ltd. 90,595 726,606
*Obsidian Energy, Ltd. 21,362 121,066
*Obsidian Energy, Ltd. 17,636 99,996
OceanaGold Corp. 334,223 947,079
Open Text Corp. 26,365 789,844
Open Text Corp., ADR 80,871 2,426,130
*Organigram Holdings, Inc. 8,100 13,714
*Orla Mining, Ltd. 87,413 419,522
*Orla Mining, Ltd. 20,705 100,005
*Osisko Gold Royalties, Ltd. 10,173 204,489
Osisko Gold Royalties, Ltd. 40,463 814,520
Pan American Silver Corp. 21,519 502,643
#Pan American Silver Corp. 115,529 2,704,534
Paramount Resources, Ltd.,
Class A 34,913 672,738
Parex Resources, Inc. 58,160 539,480
Parkland Corp. 75,931 1,764,887
Pason Systems, Inc. 33,086 319,716
Pembina Pipeline Corp. 130,159 5,439,345
#Pembina Pipeline Corp. 55,187 2,306,139
Pet Valu Holdings, Ltd. 1,704 31,135
#Peyto Exploration &
Development Corp. 110,903 1,207,725
PHX Energy Services Corp. 15,669 104,876
Pizza Pizza Royalty Corp. 13,508 126,945
Polaris Renewable Energy,
Inc. 8,512 73,277
Pollard Banknote, Ltd. 4 68
*Precision Drilling Corp. 4,000 239,980
*Precision Drilling Corp. 4,005 240,500
Premium Brands Holdings
Corp. 12,798 798,205
Primo Water Corp. 7,591 199,094
Primo Water Corp. 725 19,017
#Propel Holdings, Inc. 7,314 189,888
Quebecor, Inc., Class B 67,894 1,688,644
RB Global, Inc. 4,932 417,395
RB Global, Inc. 62,733 5,315,994
Restaurant Brands
International, Inc. 33,987 2,361,133
#Restaurant Brands
International, Inc. 79,895 5,556,697
Richelieu Hardware, Ltd. 24,514 645,230

Dimensional International Core Equity Market ETF
continued
Shares Value †
CANADA — (Continued)
Rogers Communications, Inc.,
Class B 99,870 $ 3,623,104
Rogers Communications, Inc.,
Class B, ADR 55,067 2,000,034
Rogers Sugar, Inc. 30,812 122,899
Royal Bank of Canada 368,680 44,536,766
Royal Bank of Canada, ADR 93,651 11,321,469
Russel Metals, Inc. 73,741 2,050,962
Sandstorm Gold, Ltd. 37,599 227,652
Sandstorm Gold, Ltd. 74,796 452,516
Saputo, Inc. 81,641 1,555,569
*Saturn Oil Gas, Inc. 6,700 10,622
Savaria Corp. 21,690 346,990
Secure Energy Services, Inc. 87,691 975,707
#*Shopify, Inc., Class A 85,212 6,664,430
*Shopify, Inc., Class A 88,110 6,884,710
Sienna Senior Living, Inc. 36,477 450,614
*SilverCrest Metals, Inc. 42,013 427,272
*SilverCrest Metals, Inc. 50,645 516,278
#*South Bow Corp. 37,714 941,341
*South Bow Corp. 26,003 648,606
*Spartan Delta Corp. 4,100 9,971
Ω*Spin Master Corp. 11,629 245,853
Sprott, Inc. 2,929 129,550
Sprott, Inc. 4,871 215,289
SSR Mining, Inc. 47,516 293,174
SSR Mining, Inc. 12,336 76,107
Stantec, Inc. 13,373 1,083,501
Stantec, Inc., ADR 27,113 2,200,491
Stelco Holdings, Inc. 18,323 895,546
Stella-Jones, Inc. 22,840 1,379,297
StorageVault Canada, Inc. 81,295 237,362
Sun Life Financial, Inc. 124,561 6,898,461
Sun Life Financial, Inc. 133,571 7,402,505
Suncor Energy, Inc. 439,392 16,595,836
Suncor Energy, Inc. 93,939 3,542,045
*SunOpta, Inc. 12,262 80,401
Superior Plus Corp. 118,931 563,108
Surge Energy, Inc. 46,629 197,026
Tamarack Valley Energy, Ltd. 332,816 990,844
*Taseko Mines, Ltd. 63,132 140,784
*Taseko Mines, Ltd. 77,103 170,916
TC Energy Corp. 130,018 6,040,364
TC Energy Corp., ADR 188,573 8,770,530
Teck Resources, Ltd., Class B 57,189 2,657,702
Teck Resources, Ltd., Class B 148,103 6,885,308
TELUS Corp. 726 11,463
*TELUS International CDA,
Inc. 31,041 118,245
TerraVest Industries, Inc. 5,422 387,916
TFI International, Inc. 2,043 273,089
TFI International, Inc. 29,717 3,976,729
Thomson Reuters Corp. 10,884 1,779,528
Thomson Reuters Corp., ADR 26,059 4,264,295
*Tidewater Midstream and
Infrastructure, Ltd. 220 46
#*Tilray Brands, Inc. 64,048 104,759
*Tilray Brands, Inc. 21,635 35,481
Shares Value †
CANADA — (Continued)
TMX Group, Ltd. 81,252 $ 2,534,990
*Torex Gold Resources, Inc. 44,731 963,644
Toromont Industries, Ltd. 33,310 2,939,223
Toronto-Dominion Bank (The) 138,904 7,669,888
Toronto-Dominion Bank (The),
ADR 462,087 25,539,548
Total Energy Services, Inc. 24,071 166,120
Tourmaline Oil Corp. 158,357 7,292,181
#TransAlta Corp. 39,411 411,653
TransAlta Corp. 43,988 458,795
Transcontinental, Inc., Class A 40,184 495,832
Trican Well Service, Ltd. 123,814 410,360
#Triple Flag Precious Metals
Corp. 22,598 386,806
*Trisura Group, Ltd. 18,508 547,028
*Valeura Energy, Inc. 1,345 4,361
Vecima Networks, Inc. 4 57
Veren, Inc. 5,245 26,979
Veren, Inc. 291,016 1,501,643
Vermilion Energy, Inc. 60,420 563,719
Vermilion Energy, Inc. 10,682 99,467
VersaBank 16 240
*Victoria Gold Corp. 2,045 704
*Vitalhub Corp. 2,900 21,220
Wajax Corp. 9,168 162,518
Waste Connections, Inc. 5,739 1,013,336
Waste Connections, Inc. 60,643 10,718,650
*Well Health Technologies
Corp. 107,143 340,503
*Wesdome Gold Mines, Ltd. 93,820 821,123
West Fraser Timber Co., Ltd. 19,207 1,732,688
#West Fraser Timber Co., Ltd. 1,963 177,455
*Western Forest Products, Inc. 143,000 50,780
Westshore Terminals
Investment Corp. 15,986 263,882
Wheaton Precious Metals
Corp. 13,406 884,308
Wheaton Precious Metals
Corp. 113,282 7,477,745
#Whitecap Resources, Inc. 347,330 2,588,872
Winpak, Ltd. 12,088 430,206
WSP Global, Inc. 44,430 7,932,346
Yellow Pages, Ltd. 11 79
TOTAL CANADA 797,426,560
CHINA — (0.0%)
Chow Tai Fook Jewellery
Group, Ltd. 723,400 684,841
TOTAL CHINA 684,841
DENMARK — (2.9%)
*ALK-Abello A/S 43,656 1,019,283
Alm Brand A/S 340,626 660,432
*Ambu A/S, Class B 77,114 1,424,430
AP Moller - Maersk A/S, Class
A 795 1,206,974
AP Moller - Maersk A/S, Class
B 998 1,568,920
*Bavarian Nordic A/S 33,012 1,031,693
Carlsberg A/S, Class B 46,959 5,160,743

Dimensional International Core Equity Market ETF
continued
Shares Value †
DENMARK — (Continued)
cBrain A/S 531 $ 13,496
Chemometec A/S 724 42,155
Coloplast A/S, Class B 53,939 6,714,551
Columbus A/S 7,659 12,040
D/S Norden A/S 8,313 284,604
Danske Bank A/S 277,990 8,181,949
*Demant A/S 44,875 1,643,469
DFDS A/S 12,956 294,200
DSV A/S 66,510 14,429,967
FLSmidth & Co. A/S 21,402 1,113,411
Foroya Banki P/F 4 95
*Genmab A/S 19,760 4,413,674
*Genmab A/S, Class S, ADR 22,620 504,878
*GN Store Nord A/S 54,317 1,054,327
H Lundbeck A/S 61,454 399,499
H Lundbeck A/S, Class A 1,445 7,530
#*H+H International A/S, Class
B 894 10,957
ISS A/S 75,206 1,441,732
Jyske Bank A/S, Registered 20,009 1,392,776
Matas A/S 14,434 258,007
*MT Hoejgaard Holding A/S 140 4,504
Ω*Netcompany Group A/S 20,559 975,587
*Nilfisk Holding A/S 1,710 28,674
*NKT A/S 22,760 2,120,307
Novo Nordisk A/S, Class B 930,200 103,324,714
Novo Nordisk A/S, Sponsored
ADR 56,182 6,289,575
Novonesis (Novozymes) B 154,769 9,680,455
*NTG Nordic Transport Group
A/S 1,692 68,345
Ω*Orsted A/S 80,019 4,667,226
Pandora A/S 41,256 6,209,463
Per Aarsleff Holding A/S 1,880 110,694
Ringkjoebing Landbobank A/S 9,209 1,513,397
ROCKWOOL A/S, Class A 66 28,245
ROCKWOOL A/S, Class B 5,564 2,392,456
Royal Unibrew A/S 20,923 1,560,861
ΩScandinavian Tobacco
Group A/S 21,776 326,484
Schouw & Co. A/S 2,955 244,316
Solar A/S, Class B 636 29,578
SP Group A/S 823 37,676
Spar Nord Bank A/S 28,750 552,406
*Svitzer Group A/S 2,610 90,496
Sydbank A/S 59,830 2,839,115
TORM PLC, Class A 35,457 922,302
Tryg A/S 143,821 3,380,970
*Vestas Wind Systems A/S 372,250 6,995,317
*Zealand Pharma A/S 18,631 2,143,801
TOTAL DENMARK 210,822,756
FINLAND — (1.1%)
Aktia Bank OYJ 2,433 24,486
Alandsbanken Abp, Class B 4 146
Alma Media OYJ 24 289
Apetit OYJ 8 118
*Cargotec OYJ, Class B 14,207 857,254
Citycon OYJ 26,911 103,950
Shares Value †
FINLAND — (Continued)
Digia OYJ 8 $ 56
Elisa OYJ 53,266 2,530,556
ΩEnento Group OYJ 2,725 54,967
#*Finnair OYJ 121 306
Fiskars OYJ Abp 1,797 29,888
Fortum OYJ 194,331 2,854,489
F-Secure OYJ 5,700 11,658
Harvia OYJ 4,667 230,789
Huhtamaki OYJ 44,166 1,728,070
*Kalmar OYJ, Class B 14,207 441,506
Kemira OYJ 48,983 1,038,039
Kesko OYJ, Class A 4,771 99,449
Kesko OYJ, Class B 138,757 2,962,357
*Kojamo OYJ 67,898 667,105
Kone OYJ, Class B 119,543 6,522,816
Konecranes OYJ 29,648 2,039,062
Mandatum OYJ 220,047 1,013,863
Marimekko OYJ 1,496 20,756
#Metsa Board OYJ 9 65
Metsa Board OYJ 22,987 123,182
Metso OYJ 278,034 2,627,877
Neste OYJ 123,906 1,974,726
Nokia OYJ 1,246,294 5,851,876
#Nokia OYJ, Sponsored ADR 610,822 2,876,972
#Nokian Renkaat OYJ 48,701 403,097
Nordea Bank Abp 1,401,938 16,384,430
Olvi OYJ, Class A 523 16,863
Oriola OYJ, Class B 15,058 14,860
Orion OYJ, Class A 24 1,161
Orion OYJ, Class B 46,995 2,278,041
Outokumpu OYJ 197,317 705,201
Ponsse OYJ 138 3,416
Puuilo OYJ 25,418 254,564
*QT Group OYJ 9,732 737,473
Raisio OYJ, Class V 4,420 11,132
*Rapala VMC OYJ 32 78
Revenio Group OYJ 8,424 269,792
Sampo OYJ, Class A 164,801 7,281,867
Sanoma OYJ 19,127 150,132
Scanfil OYJ 1,210 10,391
Stora Enso OYJ, Class R 231,995 2,574,056
#Taaleri PLC 8 68
#*Teleste OYJ 16 39
ΩTerveystalo OYJ 50,860 550,503
TietoEVRY OYJ 45,064 836,593
Tokmanni Group Corp. 13,995 159,229
UPM-Kymmene OYJ 182,420 5,333,316
Vaisala OYJ, Class A 3,167 153,518
Valmet OYJ 66,340 1,693,233
Wartsila OYJ Abp 208,089 3,955,704
#*WithSecure OYJ 21,469 17,830
*YIT OYJ 51,872 146,643
TOTAL FINLAND 80,629,903
FRANCE — (8.6%)
ABC arbitrage 2,470 13,153
Accor SA 69,693 3,152,078
Aeroports de Paris SA 12,024 1,420,255
#*Air France-KLM 7,601 74,499

Dimensional International Core Equity Market ETF
continued
Shares Value †
FRANCE — (Continued)
Air Liquide SA 137,338 $ 24,550,895
Airbus SE 147,547 22,451,377
AKWEL SADIR 8 81
*Alstom SA 60,970 1,327,809
Alten SA 11,103 936,591
ΩAmundi SA 23,330 1,684,321
Arkema SA 24,981 2,179,135
Aubay 2,420 118,227
AXA SA 433,512 16,246,522
*Axway Software SA 4 121
ΩAyvens SA 7,921 52,112
#Beneteau SACA 16,129 176,155
BioMerieux 14,798 1,646,703
BNP Paribas SA 289,248 19,704,826
Boiron SA 248 8,791
Bollore SE 177,464 1,104,923
Bouygues SA 131,022 4,186,229
Bureau Veritas SA 128,003 4,035,574
Capgemini SE 52,048 8,995,713
Carrefour SA 345,874 5,457,848
Catana Group 1,780 8,580
Cie de Saint-Gobain SA 212,664 19,158,253
Cie des Alpes 6,177 100,725
Cie Generale des
Etablissements Michelin SCA 337,275 11,369,314
Coface SA 75,039 1,207,324
Credit Agricole SA 248,825 3,804,866
Danone SA 206,460 14,726,170
Dassault Aviation SA 5,977 1,202,395
Dassault Systemes SE 125,525 4,287,237
Derichebourg SA 48,805 275,522
Edenred SE 68,792 2,206,906
Eiffage SA 47,658 4,421,679
Ω*Elior Group SA 43,407 197,829
Elis SA 94,342 2,130,379
Engie SA 887,150 14,846,671
Eramet SA 3,179 186,541
*EssilorLuxottica SA 70,103 16,393,467
Esso SA Francaise 482 54,107
Etablissements Maurel et
Prom SA 29,566 154,071
Eurazeo SE 10,798 820,011
#*Euroapi SA 6,617 25,660
Eurofins Scientific SE 56,446 2,768,649
ΩEuronext NV 27,145 2,988,246
*Exclusive Networks SA 7,851 201,579
Fnac Darty SA 5,573 155,493
Forvia SE 62,919 592,638
Gaztransport Et Technigaz SA 13,347 1,932,983
Getlink SE 120,423 2,037,533
GL Events SACA 2,239 46,768
Guerbet 2,442 84,174
Hermes International SCA 9,772 22,002,940
*ID Logistics Group SACA 1,145 509,035
Imerys SA 15,027 484,200
Ipsen SA 19,430 2,360,432
IPSOS SA 48,654 2,381,173
#Jacquet Metals SACA 16 275
Shares Value †
FRANCE — (Continued)
*JCDecaux SE 30,607 $ 575,848
Kaufman & Broad SA 4,950 182,446
Kering SA 13,016 3,233,828
ΩLa Francaise des Jeux
SAEM 41,730 1,774,106
Lectra 3,439 95,205
Legrand SA 107,656 12,108,393
LISI SA 4,854 117,515
L'Oreal SA 59,975 22,414,689
LVMH Moet Hennessy Louis
Vuitton SE 88,852 58,822,453
Manitou BF SA 3,144 59,186
Mersen SA 9,282 214,640
Metropole Television SA 13,882 174,220
Ω*Neoen SA 21,412 917,049
Nexans SA 11,877 1,644,014
*Nexity SA 17,790 275,220
NRJ Group 12 97
Oeneo SA 40 429
Opmobility 25,015 243,874
Orange SA 1,150,494 12,608,958
#*OVH Groupe SAS 7,751 73,377
Pernod Ricard SA 40,543 5,028,756
*Pluxee NV 24,586 511,680
Publicis Groupe SA 89,616 9,507,307
Quadient SA 13,637 238,064
Renault SA 78,165 3,555,616
Rexel SA 107,031 2,925,862
Robertet SA 28 28,301
Rubis SCA 31,847 777,237
Safran SA 109,042 24,599,589
Sanofi SA 281,604 29,688,707
Sartorius Stedim Biotech 7,054 1,403,739
Schneider Electric SE 130,022 33,482,666
SCOR SE 93,165 1,997,599
SEB SA 12,659 1,324,845
Seche Environnement SACA 1,037 102,562
SES SA 220,132 876,599
Societe BIC SA 11,372 828,415
Societe Generale SA 279,077 7,994,101
Sodexo SA 36,678 3,177,584
*SOITEC 4,297 337,981
Sopra Steria Group 6,982 1,332,561
SPIE SA 57,979 2,088,505
Ω*SRP Groupe SA 52 62
Stef SA 317 47,286
STMicroelectronics NV 161,181 4,379,015
#STMicroelectronics NV,
Sponsored NVDR 140,089 3,802,015
Sword Group 211 8,178
*Synergie SE 4 132
Technip Energies NV 57,696 1,430,640
Teleperformance SE 29,524 3,105,900
Television Francaise 1 SA 25,344 208,974
Thales SA 34,980 5,626,133
Thermador Groupe 396 30,696
TotalEnergies SE 1,006,072 62,694,502
Trigano SA 4,514 612,576

Dimensional International Core Equity Market ETF
continued
Shares Value †
FRANCE — (Continued)
*Ubisoft Entertainment SA 41,650 $ 616,536
Valeo SE 86,266 833,149
*Vallourec SACA 89,754 1,466,489
Veolia Environnement SA 261,687 8,287,186
ΩVerallia SA 27,351 783,315
Vicat SACA 7,213 266,638
VIEL & Cie SA 16 187
Vinci SA 176,496 19,678,583
Virbac SACA 756 285,210
*Viridien 2,525 105,059
#Vivendi SE 303,994 3,232,315
#*Voltalia SA, Registered 2,698 24,868
#VusionGroup 219 34,332
Wavestone 2,702 143,004
Ω*X-Fab Silicon Foundries SE 23,900 113,440
TOTAL FRANCE 620,808,006
GERMANY — (7.1%)
1&1 AG 21,828 306,646
7C Solarparken AG 12 26
#Adesso SE 1,115 81,224
adidas AG 49,930 11,892,871
Adtran Networks SE 2,477 52,600
AIXTRON SE 32,920 520,724
Allgeier SE 4 61
Allianz SE, Registered 89,293 28,054,623
Amadeus Fire AG 1,286 109,597
Atoss Software SE 3,345 440,136
ΩAumann AG 8 87
Aurubis AG 17,884 1,400,843
Ω*Auto1 Group SE 28,690 292,628
BASF SE 345,794 16,760,184
Bayer AG, Registered 362,864 9,767,794
Bayerische Motoren Werke AG 127,638 10,021,366
#*BayWa AG 2,300 25,220
Bechtle AG 36,213 1,232,903
ΩBefesa SA 16,922 392,411
Beiersdorf AG 25,951 3,493,528
Bertrandt AG 260 5,038
#Bijou Brigitte AG 4 152
Bilfinger SE 56,565 2,708,164
#*Borussia Dortmund GmbH &
Co. KGaA 30,227 111,902
Brenntag SE 66,510 4,320,829
CANCOM SE 15,071 401,845
#Carl Zeiss Meditec AG 934 58,406
*CECONOMY AG 80,366 258,257
CENIT AG 8 83
Cewe Stiftung & Co KGaA 800 85,809
Commerzbank AG 369,564 6,551,856
CompuGroup Medical SE &
Co KgaA 10,679 157,789
Continental AG 62,244 3,869,344
Ω*Covestro AG 79,509 5,023,747
CTS Eventim AG & Co. KGaA 23,687 2,480,280
Daimler Truck Holding AG 243,023 10,028,449
Ω*Delivery Hero SE 6,557 276,984
Dermapharm Holding SE 8,843 299,532
Shares Value †
GERMANY — (Continued)
Deutsche Bank AG,
Registered 156,759 $ 2,658,969
Deutsche Bank AG,
Registered Sponsored 593,896 10,060,598
Deutsche Boerse AG 84,273 19,551,563
#Deutsche Lufthansa AG,
Registered 82,812 571,973
Deutsche Post AG 412,403 16,534,445
Deutsche Telekom AG 1,396,864 42,189,051
Deutsche Wohnen SE 3,794 96,383
Deutz AG 74,275 328,997
Duerr AG 28,258 654,059
ΩDWS Group GmbH & Co.
KGaA 24,709 1,055,842
E.ON SE 770,401 10,383,698
Eckert & Ziegler SE 6,215 264,629
EDAG Engineering Group AG 4 35
Elmos Semiconductor SE 3,553 211,766
ElringKlinger AG 1,545 6,877
*Encavis AG 46,099 870,822
Energiekontor AG 2,284 121,501
Evonik Industries AG 99,454 2,184,272
#*Evotec SE 44,261 340,687
Fielmann Group AG 5,239 262,487
flatexDEGIRO AG 38,824 569,013
#*Fraport AG Frankfurt Airport
Services Worldwide 23,046 1,243,485
Freenet AG 77,853 2,307,419
Fresenius Medical Care AG 87,081 3,394,903
*Fresenius SE & Co. KGaA 148,787 5,414,489
Friedrich Vorwerk Group SE 829 26,955
FUCHS SE 2,664 95,297
GEA Group AG 72,672 3,572,416
Gerresheimer AG 30,899 2,599,768
GFT Technologies SE 7,474 164,311
*Grand City Properties SA 38,693 510,804
Hannover Rueck SE 17,896 4,692,039
Ω#Hapag-Lloyd AG 3,848 675,931
Heidelberg Materials AG 53,260 5,851,540
*Heidelberger Druckmaschinen
AG 87,404 90,904
Hella GmbH & Co. KGaA 1,521 143,330
*HelloFresh SE 14,589 160,365
Henkel AG & Co. KGaA 19,630 1,528,016
Hensoldt AG 21,330 723,420
*Highlight Communications AG 12 13
HOCHTIEF AG 5,610 684,570
Hornbach Holding AG & Co.
KGaA 5,427 473,701
#HUGO BOSS AG 44,226 2,020,421
*Hypoport SE 808 188,599
Indus Holding AG 3,570 79,259
Infineon Technologies AG 493,639 15,555,006
Init Innovation in Traffic
Systems SE 4 166
ΩInstone Real Estate Group
SE 3,617 32,200
IVU Traffic Technologies AG 1,119 15,732
Jenoptik AG 27,124 633,112

Dimensional International Core Equity Market ETF
continued
Shares Value †
GERMANY — (Continued)
ΩJOST Werke SE 4,877 $ 229,260
K+S AG, Registered 69,270 838,135
KION Group AG 36,648 1,418,001
Kloeckner & Co. SE 17,618 89,897
#Knaus Tabbert AG 878 21,495
Knorr-Bremse AG 28,747 2,359,407
Kontron AG 20,532 344,834
Krones AG 5,212 676,743
KWS Saat SE & Co. KGaA 3,211 221,013
LANXESS AG 46,654 1,346,271
*LEG Immobilien SE 29,716 2,800,907
Leifheit AG 857 14,979
*Medios AG 3,853 63,080
Mercedes-Benz Group AG 277,084 16,755,413
Merck KGaA 22,930 3,783,869
METRO AG 54,754 256,499
MLP SE 2,308 14,984
MTU Aero Engines AG 14,724 4,806,708
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 43,515 22,213,148
#Mutares SE & Co. KGaA 7,487 199,955
#*Nagarro SE 2,722 264,632
Nemetschek SE 21,115 2,279,735
Nexus AG 474 24,778
#*Nordex SE 46,331 656,403
Norma Group SE 19,656 272,292
PATRIZIA SE 234 1,976
*Pentixapharm Holding AG 6,215 23,953
Pfeiffer Vacuum Technology
AG 652 108,866
ProCredit Holding AG 1,008 8,864
ProSiebenSat.1 Media SE 59,707 366,237
Puma SE 45,157 2,048,246
#*PVA TePla AG 12,482 157,192
*QIAGEN NV, ADR 52,510 2,210,671
*R Stahl AG 1 19
Rational AG 1,983 1,937,554
Rheinmetall AG 21,524 11,057,481
#RTL Group SA 18,559 589,344
RWE AG 233,120 7,534,369
SAF-Holland SE 2,505 38,672
#Salzgitter AG 6,732 102,539
SAP SE 264,979 61,792,282
SAP SE, Sponsored ADR 456 106,540
Secunet Security Networks AG 252 29,383
#*SGL Carbon SE 17,378 88,389
#Siemens AG, Registered 210,597 40,788,293
*Siemens Energy AG 175,968 7,169,696
ΩSiemens Healthineers AG 70,998 3,697,467
Siltronic AG 8,957 506,628
#Sixt SE 6,201 488,750
#SMA Solar Technology AG 3,491 60,754
Stabilus SE 13,312 525,335
Stroeer SE & Co. KGaA 10,029 593,393
#Suedzucker AG 35,703 427,532
*Surteco Group SE 4 79
Shares Value †
GERMANY — (Continued)
SUSS MicroTec SE 6,631 $ 395,941
Symrise AG 39,045 4,688,231
*TAG Immobilien AG 69,195 1,147,103
Takkt AG 5,682 55,394
Talanx AG 44,726 3,445,093
Ω*TeamViewer SE 60,641 874,614
Technotrans SE 4 70
#thyssenkrupp AG 107,878 375,127
*TUI AG 178,588 1,482,045
United Internet AG 33,575 683,813
Verbio SE 6,055 92,688
Volkswagen AG 9,688 962,374
*Vonovia SE 260,416 8,526,828
Vossloh AG 2,627 126,914
Wacker Chemie AG 6,300 528,973
Wacker Neuson SE 8,914 137,033
Wuestenrot &
Wuerttembergische AG 5,426 70,335
Ω*Zalando SE 68,211 2,045,345
Zeal Network SE 258 11,120
TOTAL GERMANY 513,341,759
HONG KONG — (1.6%)
AIA Group, Ltd. 3,352,000 26,494,701
ASMPT, Ltd. 131,700 1,437,377
*Bank of East Asia, Ltd. (The) 333,270 413,673
BOC Hong Kong Holdings, Ltd. 1,080,500 3,530,137
Bright Smart Securities &
Commodities Group, Ltd. 338,000 97,386
ΩBudweiser Brewing Co.
APAC, Ltd. 531,200 554,130
Cafe de Coral Holdings, Ltd. 138,000 147,862
#Cathay Pacific Airways, Ltd. 509,000 530,317
*Central New Energy Holding
Group, Ltd. 92,000 95,498
Chow Sang Sang Holdings
International, Ltd. 149,000 122,659
CITIC Telecom International
Holdings, Ltd. 1,085,000 311,220
CK Asset Holdings, Ltd. 728,627 2,985,024
CK Hutchison Holdings, Ltd. 946,000 4,976,770
CK Infrastructure Holdings,
Ltd. 171,500 1,213,277
*CK Life Sciences Int'l
Holdings, Inc. 2,000 117
CLP Holdings, Ltd. 471,500 4,005,785
*C-Mer Medical Holdings, Ltd. 310,000 91,312
#*Cowell e Holdings, Inc. 60,000 185,995
ΩCrystal International Group,
Ltd. 42,500 23,343
Dah Sing Banking Group, Ltd. 82,400 77,584
Dah Sing Financial Holdings,
Ltd. 72,400 236,540
Eagle Nice International
Holdings, Ltd. 20,000 10,573
#EC Healthcare 48,000 4,692
*Esprit Holdings, Ltd. 2,087,500 36,517
ΩESR Group, Ltd. 575,000 781,025
Fairwood Holdings, Ltd. 11,500 10,355

Dimensional International Core Equity Market ETF
continued
Shares Value †
HONG KONG — (Continued)
*Far East Consortium
International, Ltd. 1,153 $ 172
First Pacific Co., Ltd. 1,610,000 904,983
Ω*FIT Hon Teng, Ltd. 1,020,000 347,680
Ω*Fosun Tourism Group 10,400 4,829
Galaxy Entertainment Group,
Ltd. 604,000 2,684,220
*<Genting Hong Kong, Ltd. 368,000 –
Giordano International, Ltd. 282,000 62,027
Guotai Junan International
Holdings, Ltd. 1,396,000 206,498
Hang Lung Group, Ltd. 419,000 548,649
*Hang Lung Properties, Ltd. 840,535 707,077
Hang Seng Bank, Ltd. 188,100 2,300,925
Henderson Land Development
Co., Ltd. 499,000 1,607,835
HK Electric Investments & HK
Electric Investments, Ltd. 552,500 373,810
HKBN, Ltd. 467,000 206,037
HKT Trust & HKT, Ltd. 1,643,000 2,041,493
Hong Kong & China Gas Co.,
Ltd. 4,318,000 3,349,138
Hong Kong Exchanges &
Clearing, Ltd. 348,300 13,924,115
*Hong Kong Technology
Venture Co., Ltd. 41,401 7,722
*Hongkong & Shanghai Hotels,
Ltd. (The) 1,000 707
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 400,000 48,878
Hysan Development Co., Ltd. 143,000 232,496
IGG, Inc. 301,000 159,513
Johnson Electric Holdings, Ltd. 236,492 358,340
Kerry Logistics Network, Ltd. 70,500 66,107
Kerry Properties, Ltd. 367,000 776,070
Kowloon Development Co.,
Ltd. 6,660 3,367
KRP Development Holdings,
Ltd. 500 42
Luk Fook Holdings
International, Ltd. 111,000 212,737
Man Wah Holdings, Ltd. 804,800 583,849
*Melco International
Development, Ltd. 220,000 135,265
MGM China Holdings, Ltd. 279,200 362,000
Modern Dental Group, Ltd. 59,000 28,459
*Mongolian Mining Corp. 351,000 397,756
MTR Corp., Ltd. 63,000 229,330
*NagaCorp., Ltd. 264,036 108,340
#New World Development
Co., Ltd. 580,000 583,402
#Nissin Foods Co., Ltd. 45,000 25,989
Pacific Basin Shipping, Ltd. 2,438,000 671,090
Pacific Textiles Holdings, Ltd. 301,000 62,334
PAX Global Technology, Ltd. 69,000 45,796
PCCW, Ltd. 1,016,000 558,026
Perfect Medical Health
Management, Ltd. 48,000 15,929
Pico Far East Holdings, Ltd. 66,000 15,621
Shares Value †
HONG KONG — (Continued)
Power Assets Holdings, Ltd. 335,500 $ 2,233,243
PRADA SpA 182,700 1,399,437
*Public Financial Holdings, Ltd. 50,000 10,676
#Sa Sa International Holdings,
Ltd. 32,000 2,799
ΩSamsonite International SA 399,600 938,554
*Sands China, Ltd. 803,600 2,048,692
Shangri-La Asia, Ltd. 112,000 80,531
*Shun Tak Holdings, Ltd. 258,000 22,235
SITC International Holdings
Co., Ltd. 652,000 1,845,030
*SJM Holdings, Ltd. 748,249 256,975
SmarTone
Telecommunications Holdings,
Ltd. 78,500 42,711
Stella International Holdings,
Ltd. 318,500 597,310
Sun Hung Kai Properties, Ltd. 311,000 3,366,260
*SUNeVision Holdings, Ltd. 286,000 143,103
Swire Pacific, Ltd., Class A 135,500 1,138,985
Swire Pacific, Ltd., Class B 90,000 121,321
Swire Properties, Ltd. 360,800 735,114
Techtronic Industries Co., Ltd. 309,500 4,466,698
*Television Broadcasts, Ltd. 46,300 19,355
Texhong International Group,
Ltd. 164,000 89,020
Theme International Holdings,
Ltd. 430,000 21,571
Town Health International
Medical Group, Ltd. 72,000 2,306
United Laboratories
International Holdings, Ltd.
(The) 778,000 1,056,761
Value Partners Group, Ltd. 248,000 57,738
Vesync Co., Ltd. 144,000 73,348
Vitasoy International Holdings,
Ltd. 242,000 274,236
*Vobile Group, Ltd. 392,000 176,477
Ω#*VPower Group
International Holdings, Ltd. 1,004 25
VSTECS Holdings, Ltd. 444,000 256,997
VTech Holdings, Ltd. 66,900 497,379
ΩWH Group, Ltd. 5,960,260 4,645,912
Wharf Real Estate Investment
Co., Ltd. 638,000 1,912,096
Wynn Macau, Ltd. 447,200 353,186
*Xinyi Glass Holdings, Ltd. 729,850 828,010
Yue Yuen Industrial Holdings,
Ltd. 449,000 944,850
*<Zensun Enterprises, Ltd. 64,000 1,021
TOTAL HONG KONG 113,992,484
IRELAND — (0.3%)
AIB Group PLC 742,418 3,944,582
Bank of Ireland Group PLC 419,949 3,857,963
Cairn Homes PLC 204,738 474,553
Dalata Hotel Group PLC 37,760 175,455
FBD Holdings PLC 114 1,559
Glanbia PLC 60,761 1,005,966
Ω*Glenveagh Properties PLC 130,571 226,806

Dimensional International Core Equity Market ETF
continued
Shares Value †
IRELAND — (Continued)
Irish Continental Group PLC 10,878 $ 60,229
Kerry Group PLC, Class A 45,109 4,480,978
Kingspan Group PLC 55,709 4,877,736
*Permanent TSB Group
Holdings PLC 92 145
TOTAL IRELAND 19,105,972
ISRAEL — (0.6%)
*AFI Properties, Ltd. 16 766
Africa Israel Residences, Ltd. 2,275 158,664
*Airport City, Ltd. 21,802 332,197
*Alrov Properties and
Lodgings, Ltd. 4 152
Amot Investments, Ltd. 90,817 442,566
Arad, Ltd. 8 110
*Argo Properties NV 1,159 29,588
Ashdod Refinery, Ltd. 2,196 35,163
#*Ashtrom Group, Ltd. 6,489 99,393
AudioCodes, Ltd. 783 7,311
Aura Investments, Ltd. 14,616 74,274
*Azorim-Investment
Development & Construction
Co., Ltd. 38,149 201,305
Azrieli Group, Ltd. 3,993 305,807
Bank Hapoalim BM 423,590 4,422,846
Bank Leumi Le-Israel BM 542,318 5,521,905
*Bet Shemesh Engines
Holdings 1997, Ltd. 864 68,341
Bezeq The Israeli
Telecommunication Corp., Ltd. 922,056 1,182,856
*Big Shopping Centers, Ltd. 6,098 731,910
Blue Square Real Estate, Ltd. 391 31,356
Camtek, Ltd. 5,803 459,009
*Cellcom Israel, Ltd. 9,635 45,562
*Clal Insurance Enterprises
Holdings, Ltd. 36,658 702,606
Danel Adir Yeoshua, Ltd. 2,810 281,683
*Delek Automotive Systems,
Ltd. 557 3,440
Delek Group, Ltd. 6,100 720,409
Delta Galil, Ltd. 3,607 161,022
*Doral Group Renewable
Energy Resources, Ltd. 41,963 160,857
*El Al Israel Airlines 67,446 130,929
Elbit Systems, Ltd. 310 70,711
Elbit Systems, Ltd. 3,722 850,780
*Electra Consumer Products
1970, Ltd. 2,389 47,839
Electra Real Estate, Ltd. 4,839 51,806
Electra, Ltd. 242 110,316
*Electreon Wireless, Ltd. 1,311 79,167
Energix-Renewable Energies,
Ltd. 56,830 198,098
*Enlight Renewable Energy,
Ltd. 45,135 717,881
*Equital, Ltd. 13,326 481,972
*Fattal Holdings 1998, Ltd. 1,091 137,684
First International Bank of
Israel, Ltd. (The) 28,286 1,257,441
Formula Systems 1985, Ltd. 4,255 364,204
Shares Value †
ISRAEL — (Continued)
Fox Wizel, Ltd. 4,910 $ 360,286
Gav-Yam Lands Corp., Ltd. 141 1,165
*Gilat Satellite Networks, Ltd. 5,792 30,052
Harel Insurance Investments &
Financial Services, Ltd. 50,238 523,612
Hilan, Ltd. 5,336 292,126
ICL Group, Ltd. 214,947 887,736
IDI Insurance Co., Ltd. 3,934 134,081
Inrom Construction Industries,
Ltd. 20,044 71,798
Isracard, Ltd. 4,817 18,671
Israel Canada T.R, Ltd. 50,944 190,926
Israel Discount Bank, Ltd.,
Class A 513,972 3,026,759
Isras Investment Co., Ltd. 393 83,645
*Kamada, Ltd. 20 116
#Kenon Holdings, Ltd. 4,604 131,564
Kvutzat Acro, Ltd. 3,424 47,037
Magic Software Enterprises,
Ltd. 20 226
Matrix IT, Ltd. 8,894 178,527
#Maytronics, Ltd. 10,662 26,703
Mediterranean Towers, Ltd. 48 103
Mega Or Holdings, Ltd. 1,770 49,633
Menora Mivtachim Holdings,
Ltd. 588 18,296
Migdal Insurance & Financial
Holdings, Ltd. 114,182 185,883
Mivne Real Estate KD, Ltd. 233,636 638,909
Mizrahi Tefahot Bank, Ltd. 51,825 2,141,769
*Nayax, Ltd. 432 12,703
Next Vision Stabilized
Systems, Ltd. 33,196 377,669
*Nice, Ltd. 6,077 1,072,316
#*Nice, Ltd., Sponsored ADR 5,130 891,081
*Nova, Ltd. 6,250 1,172,846
#*Nova, Ltd. 598 110,809
Oil Refineries, Ltd. 1,431,514 365,063
One Software Technologies,
Ltd. 9,803 144,913
*OPC Energy, Ltd. 30,381 246,481
*OY Nofar Energy, Ltd. 1,388 32,280
*Partner Communications Co.,
Ltd. 54,267 230,652
Paz Retail and Energy, Ltd. 3,218 363,873
*Perion Network, Ltd. 9,289 75,486
Phoenix Financial, Ltd. 58,597 679,029
Plasson Industries, Ltd. 4 152
Prashkovsky Investments and
Construction, Ltd. 1,848 50,585
*Priortech, Ltd. 1,754 74,973
Qualitau, Ltd. 1,854 76,174
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 4,543 274,458
Retailors, Ltd. 6,193 111,530
*Scope Metals Group, Ltd. 1,704 52,839
*Shapir Engineering and
Industry, Ltd. 17,279 113,580
#*Shikun & Binui, Ltd. 46,810 124,130

Dimensional International Core Equity Market ETF
continued
Shares Value †
ISRAEL — (Continued)
Shufersal, Ltd. 67,716 $ 600,428
Strauss Group, Ltd. 9,214 155,467
Tadiran Group, Ltd. 754 39,707
Tel Aviv Stock Exchange, Ltd. 36,798 369,367
Telsys, Ltd. 2 109
*Teva Pharmaceutical
Industries, Ltd. 197,204 3,616,294
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 198,825 3,666,333
*Tower Semiconductor, Ltd. 27,431 1,151,972
*Tower Semiconductor, Ltd. 5,656 237,326
YH Dimri Construction &
Development, Ltd. 1,639 143,312
TOTAL ISRAEL 46,353,486
ITALY — (2.7%)
A2A SpA 695,912 1,586,580
ACEA SpA 14,202 268,588
Aeroporto Guglielmo Marconi
Di Bologna SpA 2,392 19,269
Amplifon SpA 48,376 1,349,745
ΩAnima Holding SpA 379,928 2,301,569
#*Aquafil SpA 12 25
#Ariston Holding NV 19,905 83,544
Arnoldo Mondadori Editore
SpA 30,667 81,236
Ascopiave SpA 4,338 13,328
Avio SpA 12 155
Azimut Holding SpA 81,000 2,001,455
B&C Speakers SpA 558 10,571
Banca Generali SpA 21,703 959,907
Banca IFIS SpA 15,323 366,311
Banca Mediolanum SpA 85,202 1,052,642
Banca Monte dei Paschi di
Siena SpA 412,340 2,252,603
Banca Popolare di Sondrio
SPA 138,175 1,029,813
Banco BPM SpA 588,039 3,955,542
Banco di Desio e della Brianza
SpA 40 232
Biesse SpA 6,703 56,761
BPER Banca SPA 437,702 2,661,062
Brembo NV 39,214 410,357
Brunello Cucinelli SpA 12,876 1,269,274
Buzzi SpA 34,584 1,350,905
Cairo Communication SpA 3,600 8,579
ΩCarel Industries SpA 9,393 192,732
Cementir Holding NV 40 414
*CIR SpA-Compagnie
Industriali 24,991 15,709
Credito Emiliano SpA 17,134 184,899
d'Amico International Shipping
SA 36,701 196,831
Danieli & C Officine
Meccaniche SpA 6,467 174,820
Danieli & C Officine
Meccaniche SpA 19,317 389,649
Datalogic SpA 2,500 16,095
Shares Value †
ITALY — (Continued)
Davide Campari-Milano NV,
Class M 121,137 $ 812,481
DiaSorin SpA 1,652 179,349
#*Digital Bros SpA 4 40
#Digital Value SpA 772 9,169
Ω#*doValue SpA 2,802 15,514
Elica SpA 12 23
Emak SpA 40 42
ΩEnav SpA 95,203 402,472
Enel SpA 2,808,572 21,252,344
Eni SpA 1,013,128 15,411,785
ERG SpA 4,777 107,042
*Esprinet SpA 15,219 93,848
Ferrari NV 4,707 2,247,439
Ferrari NV, ADR 31,940 15,199,607
Fila SpA 19,811 213,572
FinecoBank Banca Fineco SpA 241,152 3,844,619
FNM SpA 100 45
Generali 323,026 8,960,183
#*Geox SpA 64 37
Hera SpA 315,322 1,204,996
#Illimity Bank SpA 15,616 63,067
ΩInfrastrutture Wireless
Italiane SpA 135,777 1,525,650
Intercos SpA 2,792 44,679
Interpump Group SpA 8,065 357,584
Intesa Sanpaolo SpA 4,000,526 17,099,012
Iren SpA 334,584 723,937
Italgas SpA 157,161 959,745
Italmobiliare SpA 360 10,807
Iveco Group NV 120,164 1,248,721
Leonardo SpA 151,579 3,615,410
LU-VE SpA 4 118
Maire SpA 63,601 479,540
MARR SpA 1,952 22,675
Mediobanca Banca di Credito
Finanziario SpA 175,356 2,887,984
MFE-MediaForEurope NV,
Class A 85,892 281,051
MFE-MediaForEurope NV,
Class B 23,498 108,318
Moltiply Group SpA 5,108 189,655
Moncler SpA 76,455 4,228,179
Ω*Nexi SpA 240,486 1,514,802
Orsero SpA 2,072 26,589
ΩOVS SpA 107,772 330,180
Pharmanutra SpA 208 12,352
#Piaggio & C SpA 89,030 213,994
ΩPiovan SpA 12 180
ΩPirelli & C SpA 112,143 611,904
ΩPoste Italiane SpA 166,255 2,335,595
Prysmian SpA 80,180 5,642,396
ΩRAI Way SpA 36,072 206,381
Recordati Industria Chimica e
Farmaceutica SpA 47,696 2,697,790
Reply SpA 7,341 1,118,153
Rizzoli Corriere Della Sera
Mediagroup SpA 108 93
#*Safilo Group SpA 96 104

Dimensional International Core Equity Market ETF
continued
Shares Value †
ITALY — (Continued)
*Saipem SpA 496,437 $ 1,177,078
#Salvatore Ferragamo SpA 13,234 88,288
Sanlorenzo SpA 6,458 242,584
#Sesa SpA 3,329 288,768
Snam SpA 824,743 3,955,787
#Sogefi SpA 22,251 46,961
SOL SpA 6,218 240,320
Stellantis NV 86,125 1,177,743
Stellantis NV 13,994 191,426
#Stellantis NV 683,820 9,313,628
ΩTechnogym SpA 58,573 630,173
*Telecom Italia SpA 3,579,415 904,267
Tenaris SA 138,589 2,278,697
Tenaris SA, Sponsored ADR 18,611 611,930
Terna - Rete Elettrica
Nazionale 571,692 4,942,900
#*Tessellis SpA 21 7
UniCredit SpA 464,632 20,520,057
Unipol Gruppo SpA 165,351 2,051,831
Webuild SpA 244,311 692,265
Wiit SpA 3,407 76,195
Zignago Vetro SpA 6,251 71,257
TOTAL ITALY 192,274,616
JAPAN — (22.4%)
&Do Holdings Co., Ltd. 4,300 29,669
77 Bank, Ltd. (The) 28,700 747,811
A&D HOLON Holdings Co.,
Ltd. 14,000 205,232
#Abalance Corp. 3,400 20,312
ABC-Mart, Inc. 39,400 774,938
#*Access Co., Ltd. 8,700 73,221
AD Works Group Co., Ltd. 16,100 21,033
Adastria Co., Ltd. 11,000 255,277
ADEKA Corp. 38,400 702,834
Adtec Plasma Technology
Co., Ltd. 1,900 16,290
Advan Group Co., Ltd. 3,200 19,810
#Advanced Media, Inc. 4,100 29,096
Advantest Corp. 242,600 14,569,538
#Adventure, Inc. 1,000 24,618
Aeon Co., Ltd. 223,700 5,492,454
Aeon Delight Co., Ltd. 4,900 139,770
#Aeon Fantasy Co., Ltd. 4,900 86,050
Aeon Hokkaido Corp. 23,000 135,743
Aeon Mall Co., Ltd. 35,400 470,489
#AGC, Inc. 96,000 2,963,348
AGS Corp. 1,600 8,456
#Ahresty Corp. 14,400 52,467
Ai Holdings Corp. 2,000 30,789
Aica Kogyo Co., Ltd. 26,400 573,668
Aichi Financial Group, Inc. 16,533 249,637
Aichi Steel Corp. 5,300 151,006
Aichi Tokei Denki Co., Ltd. 700 9,150
Aida Engineering, Ltd. 17,700 92,494
Ain Holdings, Inc. 10,501 348,620
Air Water, Inc. 98,000 1,242,009
Airport Facilities Co., Ltd. 3,400 12,991
#Airtech Japan, Ltd. 3,100 24,340
Shares Value †
JAPAN — (Continued)
#Airtrip Corp. 5,900 $ 40,321
Aisan Industry Co., Ltd. 22,100 198,476
Aisin Corp. 224,300 2,359,696
AIT Corp. 5,000 58,493
Ajinomoto Co., Inc. 149,300 5,786,753
*Akebono Brake Industry Co.,
Ltd. 81,800 64,978
Akita Bank, Ltd. (The) 5,000 68,767
Albis Co., Ltd. 600 10,505
Alconix Corp. 13,800 124,660
Alfresa Holdings Corp. 76,100 1,104,843
Allied Telesis Holdings KK 11,400 7,933
Almado, Inc. 1,000 6,736
#*Almedio, Inc. 7,300 20,703
Alpen Co., Ltd. 6,100 81,974
Alpha Corp. 3,800 29,387
Alps Alpine Co., Ltd. 96,600 964,573
Altech Corp. 8,300 151,533
Amada Co., Ltd. 155,000 1,543,640
Amano Corp. 25,600 746,194
Amiyaki Tei Co., Ltd. 2,800 30,716
#Amvis Holdings, Inc. 12,100 157,918
ANA Holdings, Inc. 57,300 1,132,270
Anest Iwata Corp. 13,900 129,213
Anicom Holdings, Inc. 40,800 181,066
Anritsu Corp. 1,600 12,200
*Anymind Group, Inc. 6,400 41,931
AOKI Holdings, Inc. 18,600 145,430
Aoyama Trading Co., Ltd. 241,900 2,091,464
Aoyama Zaisan Networks Co.,
Ltd. 8,800 77,413
#Aozora Bank, Ltd. 45,600 791,059
Arata Corp. 14,300 323,410
ARCLANDS Corp. 32,932 361,479
Arcs Co., Ltd. 11,000 183,207
ARE Holdings, Inc. 27,400 337,272
Arealink Co., Ltd. 8,600 103,375
*Arent, Inc. 1,300 51,633
Argo Graphics, Inc. 4,600 159,751
Arisawa Manufacturing Co.,
Ltd. 13,900 128,209
Artience Co., Ltd. 15,100 365,790
Artner Co., Ltd. 1,900 22,140
As One Corp. 19,100 360,433
Asahi Co., Ltd. 7,356 73,886
Asahi Diamond Industrial Co.,
Ltd. 9,600 53,885
Asahi Group Holdings, Ltd. 660,600 7,977,507
Asahi Intecc Co., Ltd. 79,200 1,282,954
Asahi Kasei Corp. 584,000 4,062,025
Asahi Kogyosha Co., Ltd. 500 4,215
ASAHI YUKIZAI Corp. 7,200 194,978
Asanuma Corp. 17,500 76,284
Ashimori Industry Co., Ltd. 800 13,524
Asia Pile Holdings Corp. 14,770 77,959
Asics Corp. 297,200 5,295,262
ASKA Pharmaceutical
Holdings Co., Ltd. 4,800 68,569
ASKUL Corp. 17,300 218,969

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Astellas Pharma, Inc. 362,700 $ 4,275,253
Astena Holdings Co., Ltd. 7,200 24,154
Asukanet Co., Ltd. 1,400 4,678
Ateam, Inc. 800 3,235
Atrae, Inc. 4,200 21,589
Aucnet, Inc. 2,100 32,963
Autobacs Seven Co., Ltd. 32,200 299,963
Avant Group Corp. 12,700 180,005
#Avantia Co., Ltd. 200 1,006
Awa Bank, Ltd. (The) 13,500 217,666
Axell Corp. 3,400 31,986
Axial Retailing, Inc. 16,300 95,451
#Axxzia, Inc. 1,900 7,010
Azbil Corp. 176,398 1,390,803
AZ-COM MARUWA Holdings,
Inc. 12,600 85,944
AZOOM Co., Ltd. 600 23,240
Bandai Namco Holdings, Inc. 224,000 4,738,080
Bando Chemical Industries,
Ltd. 14,300 171,046
Bank of Iwate, Ltd. (The) 4,600 69,668
Bank of Nagoya, Ltd. (The) 3,600 142,984
Bank of Saga, Ltd. (The) 800 10,893
Bank of the Ryukyus, Ltd. 17,400 114,572
Base Co., Ltd. 4,600 89,871
*baudroie, Inc. 2,000 61,776
BayCurrent, Inc. 53,100 1,733,920
Beauty Garage, Inc. 4,000 38,523
#Beenos, Inc. 9,200 168,871
Belc Co., Ltd. 1,400 60,016
Bell System24 Holdings, Inc. 22,400 195,141
Belluna Co., Ltd. 20,300 95,153
Bewith, Inc. 1,600 16,533
Bic Camera, Inc. 41,300 462,956
BIPROGY, Inc. 30,900 983,445
B-Lot Co., Ltd., Class B 8,400 63,582
#Bookoff Group Holdings, Ltd. 5,000 48,351
Br. Holdings Corp. 4,400 9,994
#BrainPad, Inc. 6,800 36,561
Bridgestone Corp. 197,700 7,121,483
Broadmedia Corp. 4,600 43,395
Bronco Billy Co., Ltd. 2,800 68,840
Brother Industries, Ltd. 100,900 1,994,485
Bunka Shutter Co., Ltd. 26,400 321,670
#Bushiroad, Inc. 8,600 19,365
Business Brain Showa-Ota,
Inc. 800 9,805
#BuySell Technologies Co.,
Ltd. 2,200 60,154
C. Uyemura & Co., Ltd. 2,500 176,760
Calbee, Inc. 32,900 736,295
Canon Electronics, Inc. 7,900 125,923
Canon Marketing Japan, Inc. 15,600 472,532
Canon, Inc. 192,700 6,330,352
Canon, Inc., Sponsored ADR 73,500 2,365,965
Capcom Co., Ltd. 139,400 2,802,185
Career Design Center Co., Ltd. 2,100 24,526
Careerlink Co., Ltd. 3,900 64,187
Shares Value †
JAPAN — (Continued)
#Carenet, Inc. 6,900 $ 30,576
Carlit Co., Ltd. 8,400 70,917
Casio Computer Co., Ltd. 28,600 209,536
Cawachi, Ltd. 5,400 89,690
CDS Co., Ltd. 1,100 12,731
Celsys, Inc. 15,100 120,641
Central Glass Co., Ltd. 12,300 282,619
Central Japan Railway Co. 205,500 4,300,896
Central Security Patrols Co.,
Ltd. 4,700 86,209
#Ceres, Inc. 3,700 38,889
#Change Holdings, Inc. 26,000 207,898
Charm Care Corp. KK 10,400 85,685
Chiba Bank, Ltd. (The) 211,500 1,568,981
Chiba Kogyo Bank, Ltd. (The) 20,200 150,249
#Chikaranomoto Holdings Co.,
Ltd. 7,200 51,569
Chino Corp. 1,700 24,274
#*Chiyoda Corp. 54,200 105,322
Chori Co., Ltd. 4,400 119,153
Choushimaru Co., Ltd. 1,600 17,069
Chubu Electric Power Co., Inc. 251,700 2,899,941
Chubu Shiryo Co., Ltd. 9,800 90,392
Chuetsu Pulp & Paper Co.,
Ltd. 3,100 25,276
Chugai Pharmaceutical Co.,
Ltd. 232,800 11,217,804
Chugin Financial Group, Inc. 66,100 636,591
Chugoku Electric Power Co.,
Inc. (The) 112,300 820,179
Chugoku Marine Paints, Ltd. 18,100 262,959
Citizen Watch Co., Ltd. 99,600 599,594
CKD Corp. 20,700 360,254
CMK Corp. 22,900 61,788
Coca-Cola Bottlers Japan
Holdings, Inc. 59,400 763,533
#Colowide Co., Ltd. 27,900 309,817
Computer Engineering &
Consulting, Ltd. 10,600 126,024
COMSYS Holdings Corp. 47,400 1,000,122
Comture Corp. 11,700 179,350
Concordia Financial Group,
Ltd. 421,900 2,122,449
Copro-Holdings Co., Ltd. 2,600 24,306
*Core Concept Technologies,
Inc. 3,000 25,623
Cosel Co., Ltd. 13,300 107,919
Cosmo Energy Holdings Co.,
Ltd. 34,500 1,720,414
Cosmos Initia Co., Ltd. 2,000 9,795
Cosmos Pharmaceutical Corp. 17,100 817,477
Cota Co., Ltd. 1,540 16,601
CRE, Inc. 5,400 43,037
*Creal, Inc. 1,100 24,733
Create Restaurants Holdings,
Inc. 60,600 484,163
Create SD Holdings Co., Ltd. 7,600 149,929
Creek & River Co., Ltd. 5,400 57,146
Cresco, Ltd. 10,400 84,456

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Cross Cat Co., Ltd. 3,800 $ 27,566
Cross Marketing Group, Inc. 1,400 6,452
Cross Plus, Inc. 900 6,328
CrowdWorks, Inc. 3,600 31,527
CTI Engineering Co., Ltd. 2,500 74,758
Curves Holdings Co., Ltd. 29,300 156,574
#*Cyber Security Cloud, Inc. 4,400 52,456
CyberAgent, Inc. 150,300 993,120
Cybozu, Inc. 14,800 205,398
Dai Nippon Printing Co., Ltd. 95,900 1,680,965
Dai Nippon Toryo Co., Ltd. 7,400 49,843
Daicel Corp. 145,627 1,302,110
Dai-Dan Co., Ltd. 15,300 304,845
Daido Metal Co., Ltd. 22,800 74,541
Daido Steel Co., Ltd. 66,200 517,605
Daifuku Co., Ltd. 129,300 2,487,959
Daihatsu Diesel Manufacturing
Co., Ltd. 8,100 70,830
Daihen Corp. 7,100 301,106
#Daiho Corp. 2,100 48,252
Daiichi Jitsugyo Co., Ltd. 3,700 58,685
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 6,300 32,632
Dai-ichi Life Holdings, Inc. 309,600 7,853,566
Daiichi Sankyo Co., Ltd. 399,600 13,066,848
Daiichikosho Co., Ltd. 36,900 463,900
Daiki Aluminium Industry Co.,
Ltd. 12,900 94,257
Daikin Industries, Ltd. 68,900 8,435,812
#Daikoku Denki Co., Ltd. 2,800 61,946
Daikokutenbussan Co., Ltd. 1,600 110,816
Daikyonishikawa Corp. 27,500 115,542
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 1,800 34,848
Daio Paper Corp. 29,400 167,338
Daiseki Co., Ltd. 20,100 516,603
#Daiseki Eco. Solution Co.,
Ltd. 1,800 14,771
Daishi Hokuetsu Financial
Group, Inc. 27,800 446,954
Daishinku Corp. 12,500 49,811
Daisue Construction Co., Ltd. 4,100 44,842
Daito Pharmaceutical Co., Ltd. 6,900 101,331
Daito Trust Construction Co.,
Ltd. 25,401 2,814,829
Daitron Co., Ltd. 1,200 22,271
Daiwa House Industry Co., Ltd. 299,300 8,981,456
Daiwa Securities Group, Inc. 478,901 3,197,389
Daiwabo Holdings Co., Ltd. 39,100 711,154
DCM Holdings Co., Ltd. 63,500 597,377
#*DD GROUP Co., Ltd. 5,000 45,265
Dear Life Co., Ltd. 19,300 107,064
Denka Co., Ltd. 37,700 535,831
Denso Corp. 563,200 8,197,042
#Dentsu Group, Inc. 76,000 2,361,950
Dentsu Soken, Inc. 9,400 336,938
Dexerials Corp. 68,400 1,073,879
DIC Corp. 39,500 866,887
Shares Value †
JAPAN — (Continued)
Digital Arts, Inc. 6,300 $ 217,548
Digital Hearts Holdings Co.,
Ltd. 4,100 22,098
Digital Information
Technologies Corp. 3,400 45,534
dip Corp. 12,100 214,476
Disco Corp. 24,200 7,064,986
DKS Co., Ltd. 2,500 56,376
DMG Mori Co., Ltd. 61,100 1,187,504
Double Standard, Inc. 2,000 21,257
Doutor Nichires Holdings Co.,
Ltd. 14,400 211,663
Dowa Holdings Co., Ltd. 26,100 900,071
DTS Corp. 11,100 289,660
DyDo Group Holdings, Inc. 8,300 166,736
Eagle Industry Co., Ltd. 9,500 127,166
#Earth Corp. 6,000 205,613
East Japan Railway Co. 235,100 4,738,270
EAT&HOLDINGS Co., Ltd. 1,200 17,079
Ebara Corp. 224,200 3,459,590
Ebara Jitsugyo Co., Ltd. 200 5,403
Eco's Co., Ltd. 900 12,171
EDION Corp. 31,900 369,627
EF-ON, Inc. 800 1,864
eGuarantee, Inc. 14,200 141,790
E-Guardian, Inc. 1,900 23,063
Ehime Bank, Ltd. (The) 14,500 99,094
Eiken Chemical Co., Ltd. 11,100 180,646
Eisai Co., Ltd. 64,000 2,175,559
#Elan Corp. 12,000 68,853
Elecom Co., Ltd. 10,000 94,994
Electric Power Development
Co., Ltd. 49,600 831,144
Elematec Corp. 7,300 114,778
EM Systems Co., Ltd. 1,000 3,519
en Japan, Inc. 19,000 304,723
Endo Lighting Corp. 5,300 45,023
ENEOS Holdings, Inc. 1,697,300 8,651,132
Enomoto Co., Ltd. 1,600 15,126
Envipro Holdings, Inc. 2,800 9,559
#*eRex Co., Ltd. 24,200 100,089
ERI Holdings Co., Ltd. 900 10,972
ES-Con Japan, Ltd. 27,700 179,848
Eslead Corp. 3,500 104,891
ESPEC Corp. 6,900 121,942
Eternal Hospitality Group Co.,
Ltd. 3,100 72,450
Exedy Corp. 8,000 221,894
EXEO Group, Inc. 85,600 881,429
Ezaki Glico Co., Ltd. 20,200 596,353
F&M Co., Ltd. 1,400 14,632
FANUC Corp. 173,200 4,681,204
Fast Fitness Japan, Inc. 2,600 22,667
#Fast Retailing Co., Ltd. 60,500 19,668,209
*FDK Corp. 1,200 5,034
Feed One Co., Ltd. 10,100 56,426
Ferrotec Holdings Corp. 23,201 395,099
#FFRI Security, Inc. 1,500 20,227
#Fibergate, Inc. 3,800 25,146

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
FIDEA Holdings Co., Ltd. 7,650 $ 71,214
Financial Partners Group Co.,
Ltd. 45,900 715,657
FINDEX, Inc. 1,500 8,607
#Fintech Global, Inc. 78,600 40,764
First Bank of Toyama, Ltd.
(The) 24,800 182,347
Fixstars Corp. 10,400 99,340
Focus Systems Corp. 1,500 10,655
Food & Life Cos., Ltd. 47,600 949,656
#Forum Engineering, Inc. 13,300 76,836
Foster Electric Co., Ltd. 9,200 105,393
FP Corp. 20,700 362,564
#FP Partner, Inc. 5,000 96,997
#France Bed Holdings Co.,
Ltd. 4,100 34,022
*FreakOut Holdings, Inc. 1,000 4,674
Freebit Co., Ltd. 5,300 44,467
Freund Corp. 200 927
*Fronteo, Inc. 12,400 51,529
#F-Tech, Inc. 4,400 15,107
Fudo Tetra Corp. 5,324 74,342
Fuji Co., Ltd. 9,300 124,794
Fuji Corp. 33,700 504,311
Fuji Corp. 4,400 52,774
Fuji Corp., Ltd. 11,600 53,383
Fuji Die Co., Ltd. 2,300 11,928
Fuji Electric Co., Ltd. 63,000 3,288,035
Fuji Kyuko Co., Ltd. 5,700 96,431
#Fuji Oil Co., Ltd. 35,900 79,424
Fuji Oil Holdings, Inc. 18,300 395,854
#Fuji Pharma Co., Ltd. 6,100 52,741
Fuji Seal International, Inc. 17,600 301,797
#Fuji Soft, Inc. 18,500 1,135,565
Fujibo Holdings, Inc. 3,500 108,223
Fujicco Co., Ltd. 7,600 85,717
FUJIFILM Holdings Corp. 303,300 7,325,394
Fujikura Composites, Inc. 8,200 65,406
Fujikura, Ltd. 340,400 12,809,275
Fujimi, Inc. 2,800 43,988
#*Fujio Food Group, Inc. 10,700 97,640
#Fujisash Co., Ltd. 1,769 7,316
*Fujita Kanko, Inc. 4,500 278,582
Fujitec Co., Ltd. 6,000 218,218
Fujitsu General, Ltd. 4,500 56,603
Fujitsu, Ltd. 563,500 10,961,106
Fujiya Co., Ltd. 2,100 36,672
FuKoKu Co., Ltd. 6,700 77,985
Fukuda Corp. 100 3,775
Fukuda Denshi Co., Ltd. 500 25,308
Fukui Bank, Ltd. (The) 6,000 70,507
Fukui Computer Holdings, Inc. 5,099 90,515
Fukuoka Financial Group, Inc. 80,200 1,857,513
Fukushima Galilei Co., Ltd. 3,900 141,841
Fukuyama Transporting Co.,
Ltd. 6,600 168,548
FULLCAST Holdings Co., Ltd. 9,000 91,758
Fumakilla, Ltd. 3,200 22,373
Shares Value †
JAPAN — (Continued)
Funai Soken Holdings, Inc. 15,700 $ 251,695
Furukawa Battery Co., Ltd.
(The) 5,200 46,837
Furukawa Co., Ltd. 11,800 129,368
Furukawa Electric Co., Ltd. 34,200 861,932
Furuno Electric Co., Ltd. 12,000 196,947
Furuya Metal Co., Ltd. 5,100 134,426
Furyu Corp. 12,200 88,662
Fuso Chemical Co., Ltd. 9,100 225,521
Fuso Pharmaceutical
Industries, Ltd. 1,400 23,418
Futaba Industrial Co., Ltd. 42,400 183,991
Future Corp. 12,700 163,581
G-7 Holdings, Inc. 8,800 83,017
#*GA Technologies Co., Ltd. 7,100 51,738
Gakken Holdings Co., Ltd. 16,100 105,378
Gakujo Co., Ltd. 5,900 64,723
Genki Global Dining Concepts
Corp. 5,700 149,493
Genky DrugStores Co., Ltd. 9,400 191,919
Geo Holdings Corp. 16,300 164,685
#Gift Holdings, Inc. 5,600 119,298
#*giftee, Inc. 6,500 40,154
Giken, Ltd. 4,800 55,492
GLOBERIDE, Inc. 8,300 108,433
Glory, Ltd. 14,500 237,883
#GMO Financial Gate, Inc. 2,300 117,020
#GMO Financial Holdings, Inc. 26,800 112,777
GMO GlobalSign Holdings KK 2,100 38,822
GMO Payment Gateway, Inc. 16,500 999,478
#*GNI Group, Ltd. 19,901 403,703
Godo Steel, Ltd. 3,700 95,096
Goldwin, Inc. 8,100 423,173
#Grandy House Corp. 6,000 21,901
Greens Co., Ltd. 4,800 48,622
#gremz, Inc. 4,500 77,489
GS Yuasa Corp. 39,900 717,584
GSI Creos Corp. 3,700 49,163
G-Tekt Corp. 11,900 123,590
#Gumi, Inc. 5,800 12,070
Gunma Bank, Ltd. (The) 161,500 921,024
Gunze, Ltd. 5,600 197,788
H.U. Group Holdings, Inc. 24,100 416,262
H2O Retailing Corp. 41,300 559,072
Hachijuni Bank, Ltd. (The) 153,400 852,776
Hagihara Industries, Inc. 4,600 44,392
Hagiwara Electric Holdings
Co., Ltd. 3,700 82,587
Hakuhodo DY Holdings, Inc. 87,000 694,801
Hakuto Co., Ltd. 1,700 50,445
Halows Co., Ltd. 1,800 50,517
Hamakyorex Co., Ltd. 32,100 262,996
Hamamatsu Photonics KK 108,800 1,455,309
Hamee Corp. 1,900 12,922
Hankyu Hanshin Holdings, Inc. 98,700 2,694,204
Hanwa Co., Ltd. 15,300 513,264
Happinet Corp. 10,700 288,003
Hard Off Corp. Co., Ltd. 3,400 43,079

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Haseko Corp. 181,500 $ 2,207,312
Hashimoto Sogyo Holdings
Co., Ltd. 1,500 12,112
Hazama Ando Corp. 63,000 467,356
*Headwaters Co., Ltd. 400 24,553
Heiwa Corp. 25,500 349,207
Heiwa Real Estate Co., Ltd. 10,800 298,848
Heiwado Co., Ltd. 14,400 208,638
#*Hennge K.K. 10,100 74,063
Hibino Corp. 800 16,544
Hiday Hidaka Corp. 11,200 201,832
*Hino Motors, Ltd. 118,800 295,118
#Hioki EE Corp. 4,000 216,905
Hirakawa Hewtech Corp. 3,100 32,440
Hirano Tecseed Co., Ltd. 2,400 26,501
Hirata Corp. 3,800 123,486
Hirogin Holdings, Inc. 117,200 867,892
Hirose Electric Co., Ltd. 12,100 1,461,215
Hiroshima Electric Railway
Co., Ltd. 400 1,783
HIS Co., Ltd. 23,500 270,290
Hitachi Construction Machinery
Co., Ltd. 62,300 1,372,175
Hitachi, Ltd. 1,468,100 37,819,297
#Hochiki Corp. 5,300 74,355
Hodogaya Chemical Co., Ltd. 3,000 86,361
#Hogy Medical Co., Ltd. 9,500 284,704
Hokkaido Coca-Cola Bottling
Co., Ltd. 600 11,147
#Hokkaido Electric Power Co.,
Inc. 76,900 499,238
Hokkaido Gas Co., Ltd. 24,500 94,574
Hokkan Holdings, Ltd. 1,900 21,554
#Hokko Chemical Industry
Co., Ltd. 9,100 76,528
Hokkoku Financial Holdings,
Inc. 8,900 257,082
#Hokuetsu Corp. 36,500 367,097
Hokuetsu Industries Co., Ltd. 9,400 117,064
Hokuhoku Financial Group,
Inc. 46,600 494,222
Hokuriku Electric Industry Co.,
Ltd. 1,700 14,006
Hokuriku Electric Power Co. 61,000 424,888
Hokuto Corp. 10,000 119,481
Honda Motor Co., Ltd. 912,300 9,328,129
Honda Motor Co., Ltd.,
Sponsored ADR 220,735 6,690,478
H-One Co., Ltd. 8,100 49,826
#Honeys Holdings Co., Ltd. 9,400 104,167
Hoosiers Holdings Co., Ltd. 11,400 76,112
Horiba, Ltd. 15,600 980,908
Hoshizaki Corp. 37,800 1,257,643
Hosokawa Micron Corp. 4,600 121,700
#Hotland Co., Ltd. 7,000 107,303
House Foods Group, Inc. 25,300 493,958
Howa Machinery, Ltd. 4,000 24,527
Hoya Corp. 107,000 14,558,182
HS Holdings Co., Ltd. 6,200 37,690
Shares Value †
JAPAN — (Continued)
Hulic Co., Ltd. 175,000 $ 1,632,529
Hyakugo Bank, Ltd. (The) 83,300 304,053
Hyakujushi Bank, Ltd. (The) 10,600 177,937
Ibiden Co., Ltd. 60,700 1,980,097
IBJ, Inc. 10,400 44,515
Ichibanya Co., Ltd. 18,300 125,784
Ichigo, Inc. 42,900 113,780
#Ichikoh Industries, Ltd. 15,300 45,903
Ichinen Holdings Co., Ltd. 6,600 79,204
Ichiyoshi Securities Co., Ltd. 12,400 62,926
IDEA Consultants, Inc. 100 1,602
Idec Corp. 13,100 213,539
Idemitsu Kosan Co., Ltd. 577,200 3,967,362
IDOM, Inc. 263,600 1,842,994
IG Port, Inc. 5,600 69,079
IHI Corp. 70,200 3,804,372
Iida Group Holdings Co., Ltd. 65,300 952,761
Iino Kaiun Kaisha, Ltd. 112,000 828,649
IKK Holdings, Inc. 5,400 26,127
I'll, Inc. 4,800 99,261
IMAGICA GROUP, Inc. 8,200 29,069
Imuraya Group Co., Ltd. 4,600 73,624
Inaba Denki Sangyo Co., Ltd. 4,200 106,320
Inaba Seisakusho Co., Ltd. 2,700 31,586
Inabata & Co., Ltd. 19,200 410,911
#Inageya Co., Ltd. 4,600 34,819
I-NE Co., Ltd. 2,700 37,843
I-Net Corp. 6,800 69,283
Infomart Corp. 74,800 179,235
INFRONEER Holdings, Inc. 99,900 754,538
Innotech Corp. 1,600 15,472
Inpex Corp. 581,700 7,689,171
Insource Co., Ltd. 28,300 180,399
Intage Holdings, Inc. 2,200 23,166
Integrated Design &
Engineering Holdings Co., Ltd. 4,700 134,682
Intelligent Wave, Inc. 3,500 20,473
Inter Action Corp. 5,000 35,155
Internet Initiative Japan, Inc. 41,400 799,598
Inui Global Logistics Co., Ltd. 8,900 65,614
I-PEX, Inc. 4,700 49,615
IPS, Inc. 1,900 30,248
IR Japan Holdings, Ltd. 2,300 12,774
Iriso Electronics Co., Ltd. 10,400 186,596
ISB Corp. 2,100 19,260
#Ise Chemicals Corp. 600 78,582
Iseki & Co., Ltd. 6,900 44,754
Isetan Mitsukoshi Holdings,
Ltd. 247,600 3,773,533
Ishihara Sangyo Kaisha, Ltd. 15,200 147,584
Ishizuka Glass Co., Ltd. 800 12,736
#*Istyle, Inc. 36,600 105,721
Isuzu Motors, Ltd. 356,200 4,668,658
Itfor, Inc. 3,000 26,923
ITmedia, Inc. 5,100 53,469
Ito En, Ltd. 24,700 542,889
ITOCHU Corp. 310,400 15,594,887
Itochu Enex Co., Ltd. 7,400 77,971

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Itochu-Shokuhin Co., Ltd. 400 $ 18,093
Itoham Yonekyu Holdings, Inc. 6,920 175,130
#Itoki Corp. 24,600 237,562
IwaiCosmo Holdings, Inc. 9,100 125,157
#Iwaki Co., Ltd. 4,200 79,051
Iwatani Corp. 85,600 1,131,780
Iyogin Holdings, Inc. 101,900 982,709
Izumi Co., Ltd. 15,400 326,754
J Front Retailing Co., Ltd. 133,600 1,443,222
J Trust Co., Ltd. 34,300 102,230
JAC Recruitment Co., Ltd. 30,300 146,403
#*Jade Group, Inc. 4,200 48,197
#JALCO Holdings, Inc. 16,700 39,688
#*Jamco Corp. 6,800 56,382
#JANOME Corp. 5,800 34,802
Japan Airlines Co., Ltd. 74,000 1,192,890
Japan Airport Terminal Co.,
Ltd. 28,300 1,044,866
Japan Aviation Electronics
Industry, Ltd. 24,900 469,148
Japan Business Systems, Inc. 2,400 15,803
Japan Cash Machine Co., Ltd. 8,800 53,034
#*Japan Communications, Inc. 78,800 73,976
Japan Elevator Service
Holdings Co., Ltd. 29,600 572,859
Japan Engine Corp. 500 12,424
Japan Exchange Group, Inc. 435,800 5,192,693
*Japan Hospice Holdings, Inc. 2,000 18,959
Japan Investment Adviser Co.,
Ltd. 11,900 81,560
Japan Lifeline Co., Ltd. 34,700 274,274
Japan Material Co., Ltd. 18,000 220,148
Japan Medical Dynamic
Marketing, Inc. 7,900 32,414
Japan Post Holdings Co., Ltd. 542,200 5,045,583
Japan Post Insurance Co., Ltd. 76,100 1,266,959
#Japan Property Management
Center Co., Ltd. 4,100 30,684
Japan Pulp & Paper Co., Ltd. 34,200 150,877
Japan Securities Finance Co.,
Ltd. 31,900 422,192
Japan Steel Works, Ltd. (The) 25,800 891,927
Japan System Techniques
Co., Ltd. 4,100 49,822
Japan Tobacco, Inc. 356,000 10,005,160
Japan Transcity Corp. 12,400 75,462
Japan Wool Textile Co., Ltd.
(The) 23,000 192,063
JBCC Holdings, Inc. 6,300 183,220
JCR Pharmaceuticals Co., Ltd. 37,000 167,359
JCU Corp. 9,300 217,351
JDC Corp. 19,400 65,972
Jeol, Ltd. 20,500 782,721
JFE Holdings, Inc. 265,648 3,226,317
#*JIG-SAW, Inc. 1,300 35,844
JINS Holdings, Inc. 6,900 282,206
JINUSHI Co., Ltd. 11,900 165,385
JK Holdings Co., Ltd. 800 5,420
J-Lease Co., Ltd. 6,900 63,100
Shares Value †
JAPAN — (Continued)
JM Holdings Co., Ltd. 7,100 $ 139,133
J-Oil Mills, Inc. 7,500 101,723
Joshin Denki Co., Ltd. 8,200 138,510
Joyful Honda Co., Ltd. 15,100 204,704
JP-Holdings, Inc. 27,400 130,412
JSB Co., Ltd. 4,300 76,840
JSP Corp. 4,900 63,242
JTEKT Corp. 106,271 729,752
Juki Corp. 12,700 33,350
Juroku Financial Group, Inc. 10,000 270,146
Justsystems Corp. 9,400 211,974
JVCKenwood Corp. 326,700 2,591,938
Kadokawa Corp. 25,800 566,220
Kadoya Sesame Mills, Inc. 600 14,062
Kaga Electronics Co., Ltd. 12,000 220,345
Kagome Co., Ltd. 31,800 633,182
Kajima Corp. 150,100 2,614,741
Kakaku.com, Inc. 49,800 770,907
#Kakiyasu Honten Co., Ltd. 2,000 35,083
#Kamakura Shinsho, Ltd. 8,800 30,214
Kameda Seika Co., Ltd. 2,000 58,231
Kamei Corp. 8,700 113,087
Kamigumi Co., Ltd. 39,400 826,152
Kanaden Corp. 5,200 50,080
Kanadevia Corp. 86,100 596,892
Kanamic Network Co., Ltd. 12,600 45,329
Kanamoto Co., Ltd. 19,100 348,082
Kandenko Co., Ltd. 53,100 782,425
Kaneka Corp. 20,400 504,492
Kaneko Seeds Co., Ltd. 300 2,716
Kanematsu Corp. 42,600 655,675
Kanro, Inc. 3,300 64,104
Kansai Electric Power Co., Inc.
(The) 283,400 4,567,517
Kansai Paint Co., Ltd. 72,184 1,184,704
Kanto Denka Kogyo Co., Ltd. 21,300 137,316
Kao Corp. 132,400 5,893,136
*Kaonavi, Inc. 2,100 32,949
#Kappa Create Co., Ltd. 15,400 164,287
*Kasai Kogyo Co., Ltd. 3,200 3,298
#Kasumigaseki Capital Co.,
Ltd. 900 87,740
Katitas Co., Ltd. 17,000 217,515
Kato Sangyo Co., Ltd. 1,200 32,693
Kato Works Co., Ltd. 4,400 35,876
KAWADA TECHNOLOGIES,
Inc. 5,100 80,589
Kawai Musical Instruments
Manufacturing Co., Ltd. 1,100 19,830
Kawasaki Heavy Industries,
Ltd. 59,600 2,327,657
KDDI Corp. 515,100 16,157,215
#KeePer Technical Laboratory
Co., Ltd. 5,400 149,956
Keihan Holdings Co., Ltd. 48,083 901,053
Keihanshin Building Co., Ltd. 14,300 140,723
Keikyu Corp. 84,800 664,983
Keio Corp. 36,900 828,479

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Keisei Electric Railway Co.,
Ltd. 78,400 $ 2,054,638
KEIWA, Inc. 11,100 76,004
Keiyo Bank, Ltd. (The) 43,900 199,146
Kenko Mayonnaise Co., Ltd. 4,600 66,195
Kewpie Corp. 41,300 978,782
Keyence Corp. 48,900 22,401,064
KeyHolder, Inc. 600 2,942
KH Neochem Co., Ltd. 15,800 214,608
#Kibun Foods, Inc. 5,600 40,587
Kikkoman Corp. 233,900 2,783,153
Kimura Chemical Plants Co.,
Ltd. 1,400 7,068
Kinki Sharyo Co., Ltd. (The) 700 6,434
#Kintetsu Department Store
Co., Ltd. 5,700 78,133
Kintetsu Group Holdings Co.,
Ltd. 72,500 1,691,548
Kirin Holdings Co., Ltd. 320,500 4,729,913
Ki-Star Real Estate Co., Ltd. 3,900 99,852
#Kitagawa Corp. 1,300 10,455
#Kitanotatsujin Corp. 11,600 12,108
Kitz Corp. 41,100 286,816
Kiyo Bank, Ltd. (The) 27,700 327,872
*KLab, Inc. 14,300 17,086
#KNT-CT Holdings Co., Ltd. 4,500 37,903
Koa Corp. 13,900 93,442
Koa Shoji Holdings Co., Ltd. 2,000 8,114
#Kobayashi Pharmaceutical
Co., Ltd. 13,900 518,495
Kobe Bussan Co., Ltd. 56,300 1,374,929
Kobe Electric Railway Co., Ltd. 2,300 35,695
Kobe Steel, Ltd. 238,588 2,599,290
Koei Tecmo Holdings Co., Ltd. 38,200 402,250
Kohnan Shoji Co., Ltd. 1,400 33,409
Kohoku Kogyo Co., Ltd. 1,900 37,669
Kohsoku Corp. 800 13,209
Koito Manufacturing Co., Ltd. 94,300 1,233,809
Kojima Co., Ltd. 13,000 90,977
Kokuyo Co., Ltd. 32,200 521,182
Komatsu, Ltd. 343,200 9,037,093
KOMEDA Holdings Co., Ltd. 22,700 430,529
#Komehyo Holdings Co., Ltd. 2,600 65,373
Komeri Co., Ltd. 3,800 82,573
Konami Group Corp. 37,000 3,422,485
Kondotec, Inc. 3,200 26,827
Konica Minolta, Inc. 211,200 893,744
Konishi Co., Ltd. 23,100 201,087
Konoike Transport Co., Ltd. 11,000 181,329
Konoshima Chemical Co., Ltd. 4,700 56,064
Kosaido Holdings Co., Ltd. 31,200 109,377
Kose Corp. 9,100 501,583
Koshidaka Holdings Co., Ltd. 34,800 274,836
#Kotobuki Spirits Co., Ltd. 39,600 538,139
Kourakuen Holdings Corp. 1,100 9,048
KPP Group Holdings Co., Ltd. 32,700 141,684
Krosaki Harima Corp. 13,000 210,117
KRS Corp. 5,600 71,064
K's Holdings Corp. 156,600 1,500,461
Shares Value †
JAPAN — (Continued)
KU Holdings Co., Ltd. 7,900 $ 55,753
Kubota Corp. 462,018 5,979,770
*Kufu Co., Inc. 4,800 7,500
Kumagai Gumi Co., Ltd. 11,300 262,239
Kumiai Chemical Industry Co.,
Ltd. 34,400 184,054
Kura Sushi, Inc. 8,100 214,033
Kurabo Industries, Ltd. 4,200 130,281
Kuraray Co., Ltd. 169,100 2,324,050
Kureha Corp. 15,600 289,213
Kurimoto, Ltd. 3,200 80,355
Kurita Water Industries, Ltd. 45,809 1,740,035
Kuriyama Holdings Corp. 1,100 8,904
#Kushikatsu Tanaka Holdings
Co. 700 7,183
Kusuri no Aoki Holdings Co.,
Ltd. 25,300 527,841
KYB Corp. 8,000 253,143
Kyoei Steel, Ltd. 11,200 128,452
Kyokuto Boeki Kaisha, Ltd. 4,000 39,232
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 13,700 219,182
Kyokuyo Co., Ltd. 4,200 114,289
Kyorin Pharmaceutical Co.,
Ltd. 22,600 225,073
Kyoritsu Maintenance Co., Ltd. 28,800 465,962
Kyosan Electric Manufacturing
Co., Ltd. 14,100 50,263
Kyoto Financial Group, Inc. 98,700 1,469,242
Kyowa Kirin Co., Ltd. 101,100 1,674,547
Kyudenko Corp. 17,600 635,830
Kyushu Electric Power Co.,
Inc. 157,500 1,771,713
Kyushu Financial Group, Inc. 148,500 683,105
Kyushu Railway Co. 55,200 1,454,243
#LA Holdings Co., Ltd. 2,100 63,417
LAC Co., Ltd. 6,900 33,475
Lacto Japan Co., Ltd. 1,900 34,414
LAND Co., Ltd. 163,500 7,514
Lasertec Corp. 31,700 4,885,327
LEC, Inc. 11,000 95,395
Leopalace21 Corp. 72,100 263,645
Life Corp. 13,400 292,500
Lifedrink Co., Inc. 16,400 190,889
#*LIFENET INSURANCE Co. 20,500 269,834
LIFULL Co., Ltd. 25,600 24,873
#LIKE, Inc. 3,700 33,593
Link And Motivation, Inc. 22,800 84,270
Lintec Corp. 16,200 341,388
Lion Corp. 123,501 1,360,477
#LITALICO, Inc. 11,500 83,046
Lixil Corp. 140,000 1,650,681
Loadstar Capital KK 5,000 77,072
Look Holdings, Inc. 2,200 36,468
LY Corp. 759,466 2,091,056
M3, Inc. 165,300 1,720,552
Mabuchi Motor Co., Ltd. 40,700 586,753
Macbee Planet, Inc. 1,900 33,391
Macnica Holdings, Inc. 68,518 799,545

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Macromill, Inc. 18,400 $ 98,447
Maeda Kosen Co., Ltd. 20,300 237,350
Maezawa Industries, Inc. 4,000 31,853
Makino Milling Machine Co.,
Ltd. 8,600 326,893
Makita Corp. 83,300 2,763,269
Mamiya-Op Co., Ltd. 2,700 24,160
Mammy Mart Corp. 100 2,580
#*Management Solutions Co.,
Ltd. 4,300 54,059
Mandarake, Inc. 5,200 13,143
Mandom Corp. 18,300 151,133
Mani, Inc. 25,000 300,755
MarkLines Co., Ltd. 5,900 106,671
Marubeni Corp. 387,400 5,907,961
Marubun Corp. 9,100 62,250
Maruchiyo Yamaokaya Corp. 3,100 67,057
#Marudai Food Co., Ltd. 7,900 87,233
Maruha Nichiro Corp. 19,400 382,460
Marui Group Co., Ltd. 63,200 999,292
MARUKA FURUSATO Corp. 6,400 92,812
Maruwa Co., Ltd. 2,791 787,691
Maruzen CHI Holdings Co.,
Ltd. 500 1,037
Maruzen Showa Unyu Co.,
Ltd. 2,600 100,876
Marvelous, Inc. 6,500 25,006
Matching Service Japan Co.,
Ltd. 2,900 19,914
Matsuda Sangyo Co., Ltd. 5,600 117,276
Matsui Securities Co., Ltd. 49,900 270,261
MatsukiyoCocokara & Co. 152,000 2,085,541
Matsuoka Corp. 800 9,495
Matsuya Co., Ltd. 16,400 90,331
Matsuyafoods Holdings Co.,
Ltd. 1,200 53,333
Max Co., Ltd. 5,400 125,849
Maxell, Ltd. 35,100 432,744
Maxvalu Tokai Co., Ltd. 600 12,841
Mazda Motor Corp. 316,900 2,304,065
McDonald's Holdings Co
Japan, Ltd. 32,300 1,369,821
MCJ Co., Ltd. 26,300 248,972
Mebuki Financial Group, Inc. 420,100 1,593,801
MEC Co., Ltd. 7,700 185,265
Media Do Co., Ltd. 4,400 38,851
#Medical Data Vision Co., Ltd. 11,200 38,234
Medical System Network Co.,
Ltd. 6,600 18,545
Medipal Holdings Corp. 82,900 1,320,032
#Medius Holdings Co., Ltd. 2,200 12,219
#*Medley, Inc. 7,800 193,048
MedPeer, Inc. 7,600 27,691
Megachips Corp. 5,100 184,815
Megmilk Snow Brand Co., Ltd. 25,400 440,383
Meidensha Corp. 16,000 428,032
Meiji Electric Industries Co.,
Ltd. 1,300 11,743
MEIJI Holdings Co., Ltd. 95,948 2,236,110
Shares Value †
JAPAN — (Continued)
#Meiji Shipping Group Co.,
Ltd. 6,900 $ 32,207
Meiko Electronics Co., Ltd. 25,200 1,014,121
MEITEC Group Holdings, Inc. 30,000 578,730
Meiwa Corp. 12,000 50,891
Meiwa Estate Co., Ltd. 4,900 31,557
Melco Holdings, Inc. 2,200 35,414
Menicon Co., Ltd. 33,001 367,219
*Mercari, Inc. 48,900 693,252
#*MetaReal Corp. 1,200 6,145
METAWATER Co., Ltd. 11,500 134,157
#Micronics Japan Co., Ltd. 11,200 289,329
*Microwave Chemical Co., Ltd. 3,200 15,189
Midac Holdings Co., Ltd. 6,900 84,209
Mie Kotsu Group Holdings, Inc. 29,600 98,521
Milbon Co., Ltd. 13,770 291,988
MIMAKI ENGINEERING Co.,
Ltd. 12,900 116,191
MINEBEA MITSUMI, Inc. 170,359 3,077,814
MIRAIT ONE Corp. 34,300 492,686
Mirarth Holdings, Inc. 67,400 218,583
Miroku Jyoho Service Co., Ltd. 10,003 120,371
MISUMI Group, Inc. 97,500 1,616,199
Mitachi Co., Ltd. 800 6,035
Mitsuba Corp. 19,400 112,458
Mitsubishi Chemical Group
Corp. 722,853 3,942,533
Mitsubishi Corp. 825,100 15,359,075
Mitsubishi Electric Corp. 584,800 9,165,994
Mitsubishi Estate Co., Ltd. 316,300 4,752,027
Mitsubishi Gas Chemical Co.,
Inc. 71,700 1,265,959
Mitsubishi Heavy Industries,
Ltd. 891,500 12,834,791
Mitsubishi Logisnext Co., Ltd. 13,700 104,240
Mitsubishi Logistics Corp. 111,500 753,947
Mitsubishi Materials Corp. 56,400 938,056
Mitsubishi Motors Corp. 362,800 1,095,605
Mitsubishi Paper Mills, Ltd. 14,800 47,609
Mitsubishi Research Institute,
Inc. 3,800 105,774
Mitsubishi Shokuhin Co., Ltd. 4,200 134,692
Mitsubishi Steel Manufacturing
Co., Ltd. 6,700 57,664
Mitsubishi UFJ Financial
Group, Inc. 3,343,800 35,748,421
Mitsuboshi Belting, Ltd. 4,300 111,082
Mitsui & Co., Ltd. 209,200 4,342,625
Mitsui Chemicals, Inc. 82,200 1,900,057
Mitsui DM Sugar Holdings Co.,
Ltd. 5,000 107,008
#Mitsui E&S Co., Ltd. 851,100 6,330,519
Mitsui Fudosan Co., Ltd. 664,300 5,782,779
Mitsui High-Tec, Inc. 48,000 261,231
#Mitsui Matsushima Holdings
Co., Ltd. 5,500 158,871
Mitsui Mining & Smelting Co.,
Ltd. 33,600 1,087,685
Mitsui-Soko Holdings Co., Ltd. 11,000 512,720

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Mitsuuroko Group Holdings
Co., Ltd. 6,300 $ 71,882
Miura Co., Ltd. 30,500 724,231
Miyaji Engineering Group, Inc. 7,100 93,874
Miyazaki Bank, Ltd. (The) 1,800 31,551
Miyoshi Oil & Fat Co., Ltd. 1,400 13,281
Mizuho Financial Group, Inc. 692,800 14,608,722
Mizuho Medy Co., Ltd. 4,900 53,495
Mizuno Corp. 7,700 413,497
Mochida Pharmaceutical Co.,
Ltd. 500 11,521
Modec, Inc. 16,700 370,563
Monex Group, Inc. 85,000 407,353
Monogatari Corp. (The) 12,600 298,198
#MonotaRO Co., Ltd. 98,600 1,500,118
MORESCO Corp. 100 798
Morinaga & Co., Ltd. 33,400 625,681
Morinaga Milk Industry Co.,
Ltd. 37,000 860,601
#Moriroku Holdings Co., Ltd. 3,500 54,180
Morita Holdings Corp. 15,600 209,946
Morito Co., Ltd. 5,500 51,741
Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 2,700 33,997
MOS Food Services, Inc. 11,000 259,970
MrMax Holdings, Ltd. 8,700 38,495
MS&AD Insurance Group
Holdings, Inc. 382,500 8,635,598
MTI, Ltd. 2,600 19,544
Mugen Estate Co., Ltd. 8,800 90,990
m-up Holdings, Inc. 19,300 169,275
Murata Manufacturing Co., Ltd. 442,300 7,860,207
Musashi Seimitsu Industry
Co., Ltd. 26,500 349,854
Musashino Bank, Ltd. (The) 11,200 197,935
Nabtesco Corp. 43,700 716,786
Nachi-Fujikoshi Corp. 7,000 148,203
Nafco Co., Ltd. 2,300 31,180
#Nagano Keiki Co., Ltd. 8,700 141,930
Nagase & Co., Ltd. 38,900 814,646
Nagase Brothers, Inc. 1,600 19,138
Nagoya Railroad Co., Ltd. 74,900 831,485
Nakabayashi Co., Ltd. 6,500 22,104
Nakanishi, Inc. 17,000 291,843
Nakayama Steel Works, Ltd. 18,600 92,435
#Namura Shipbuilding Co.,
Ltd. 28,800 305,914
Nankai Electric Railway Co.,
Ltd. 39,600 624,839
Nanto Bank, Ltd. (The) 11,100 219,340
Nanyo Corp. 1,700 12,221
Natori Co., Ltd. 100 1,395
NEC Corp. 75,100 6,525,183
NEC Networks & System
Integration Corp. 56,400 1,203,348
#Needs Well, Inc. 7,200 13,282
#NEOJAPAN, Inc. 1,100 13,598
NET One Systems Co., Ltd. 33,100 807,264
Shares Value †
JAPAN — (Continued)
*Net Protections Holdings, Inc. 21,000 $ 50,320
New Art Holdings Co., Ltd. 2,100 21,176
Nexon Co., Ltd. 108,500 1,908,589
#Nextage Co., Ltd. 26,300 255,533
#*NexTone, Inc. 900 10,103
NGK Insulators, Ltd. 110,500 1,381,930
NH Foods, Ltd. 38,200 1,327,376
NHK Spring Co., Ltd. 91,000 1,131,489
Nice Corp. 1,200 12,872
Nichias Corp. 25,101 911,430
Nichiban Co., Ltd. 100 1,287
Nichicon Corp. 23,400 154,848
Nichiden Corp. 3,300 68,351
Nichiha Corp. 9,200 208,974
Nichimo Co., Ltd. 2,400 29,369
Nichirei Corp. 51,200 1,431,214
Nichirin Co., Ltd. 700 17,141
NIDEC Corp. 205,700 4,153,837
Nifco, Inc. 45,703 1,077,730
#Nihon Chouzai Co., Ltd. 7,200 66,174
Nihon Dempa Kogyo Co., Ltd. 18,800 132,677
Nihon Denkei Co., Ltd. 700 7,776
Nihon Flush Co., Ltd. 2,000 11,712
Nihon House Holdings Co.,
Ltd. 4,500 9,513
Nihon Kohden Corp. 47,000 706,273
Nihon M&A Center Holdings,
Inc. 129,900 569,232
Nihon Nohyaku Co., Ltd. 46,000 202,029
Nihon Yamamura Glass Co.,
Ltd. 2,800 28,602
Nikkiso Co., Ltd. 86,500 588,876
Nikko Co., Ltd. 2,500 11,407
Nikkon Holdings Co., Ltd. 50,200 645,770
Nikon Corp. 131,100 1,642,569
Nintendo Co., Ltd. 283,700 15,169,778
Nippn Corp. 20,500 296,347
Nippon Air Conditioning
Services Co., Ltd. 4,800 32,236
Nippon Aqua Co., Ltd. 7,000 37,866
#Nippon Avionics Co., Ltd. 3,000 47,208
Nippon Carbide Industries Co.,
Inc. 3,300 35,833
Nippon Carbon Co., Ltd. 3,746 110,665
Nippon Chemical Industrial
Co., Ltd. 2,700 48,213
#*Nippon Chemi-Con Corp. 17,100 120,680
#Nippon Coke & Engineering
Co., Ltd. 83,800 52,813
Nippon Concept Corp. 2,600 30,826
Nippon Concrete Industries
Co., Ltd. 17,900 38,896
Nippon Denko Co., Ltd. 396,800 765,857
Nippon Densetsu Kogyo Co.,
Ltd. 2,300 28,326
Nippon Dry-Chemical Co., Ltd. 800 17,883
Nippon Electric Glass Co., Ltd. 34,700 798,675
NIPPON EXPRESS
HOLDINGS, Inc. 41,900 2,072,100

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Nippon Gas Co., Ltd. 43,800 $ 600,965
Nippon Kanzai Holdings Co.,
Ltd. 1,100 19,310
Nippon Kayaku Co., Ltd. 59,400 473,406
Nippon Kodoshi Corp. 1,700 20,680
Nippon Light Metal Holdings
Co., Ltd. 51,800 559,403
#Nippon Paint Holdings Co.,
Ltd. 388,900 2,997,332
Nippon Paper Industries Co.,
Ltd. 51,900 304,262
Nippon Parking Development
Co., Ltd. 119,700 177,595
Nippon Rietec Co., Ltd. 3,400 23,325
Nippon Road Co., Ltd. (The) 10,100 108,542
Nippon Sanso Holdings Corp. 77,900 2,750,344
Nippon Sharyo, Ltd. 3,900 56,378
*Nippon Sheet Glass Co., Ltd. 81,801 200,844
Nippon Shinyaku Co., Ltd. 26,600 717,541
Nippon Shokubai Co., Ltd. 49,300 556,840
Nippon Signal Co., Ltd. 15,800 97,087
Nippon Soda Co., Ltd. 11,000 184,362
Nippon Steel Corp. 308,500 6,215,569
Nippon Telegraph &
Telephone Corp. 8,945,000 8,673,406
Nippon Thompson Co., Ltd. 21,500 67,891
Nippon Yakin Kogyo Co., Ltd. 8,600 239,383
Nipro Corp. 86,400 801,182
Nireco Corp. 300 2,763
Nishimatsu Construction Co.,
Ltd. 12,100 408,377
Nishimatsuya Chain Co., Ltd. 19,500 289,188
Nishimoto Co., Ltd. 5,400 47,149
Nishi-Nippon Financial
Holdings, Inc. 52,772 576,482
Nishi-Nippon Railroad Co., Ltd. 15,200 220,079
Nishio Holdings Co., Ltd. 2,500 61,464
Nissan Chemical Corp. 56,497 1,930,152
#Nissan Motor Co., Ltd. 1,034,714 2,793,201
Nissei ASB Machine Co., Ltd. 1,200 36,790
Nissei Plastic Industrial Co.,
Ltd. 2,000 12,040
Nissha Co., Ltd. 17,800 222,025
Nisshin Oillio Group, Ltd. (The) 1,500 51,206
Nisshin Seifun Group, Inc. 89,500 1,049,381
Nisshinbo Holdings, Inc. 58,000 371,208
Nissin Corp. 6,300 177,843
Nissin Foods Holdings Co.,
Ltd. 69,500 1,879,796
#Nisso Holdings Co., Ltd. 8,300 45,171
Nissui Corp. 145,200 889,168
Niterra Co., Ltd. 78,100 2,250,839
Nitori Holdings Co., Ltd. 30,200 3,816,511
Nitta Gelatin, Inc. 2,800 16,948
Nitto Denko Corp. 345,000 5,794,732
Nitto Kogyo Corp. 10,300 200,286
Nitto Seiko Co., Ltd. 7,800 30,109
Nittoc Construction Co., Ltd. 5,200 34,854
Nittoku Co., Ltd. 6,200 69,194
Shares Value †
JAPAN — (Continued)
Noevir Holdings Co., Ltd. 3,700 $ 124,851
NOF Corp. 89,900 1,479,890
Nohmi Bosai, Ltd. 2,700 53,796
Nojima Corp. 33,000 465,780
Nomura Holdings, Inc. 622,700 3,267,105
Nomura Holdings, Inc.,
Sponsored ADR 694,000 3,594,920
#Nomura Micro Science Co.,
Ltd. 9,700 137,675
Nomura Real Estate Holdings,
Inc. 51,900 1,296,776
Nomura Research Institute,
Ltd. 132,200 3,985,310
Noritake Co., Ltd. 9,000 229,247
Noritz Corp. 13,400 156,322
North Pacific Bank, Ltd. 107,700 284,230
#NPC, Inc. 7,200 42,824
NPR-RIKEN Corp. 9,477 147,389
NS Solutions Corp. 22,900 581,802
NS Tool Co., Ltd. 9,800 47,609
NS United Kaiun Kaisha, Ltd. 8,000 228,459
NSD Co., Ltd. 26,800 582,712
NSK, Ltd. 173,200 797,522
NSW, Inc. 700 13,699
NTN Corp. 1,148,200 1,922,147
NTT Data Group Corp. 196,200 3,147,959
Oat Agrio Co., Ltd. 2,100 25,491
Obara Group, Inc. 2,500 69,506
Obayashi Corp. 229,100 2,843,352
OBIC Business Consultants
Co., Ltd. 5,000 223,863
Obic Co., Ltd. 106,000 3,473,140
Odakyu Electric Railway Co.,
Ltd. 120,600 1,270,328
Oenon Holdings, Inc. 10,900 28,909
Ogaki Kyoritsu Bank, Ltd.
(The) 16,900 203,366
Ohara, Inc. 1,800 15,374
Ohba Co., Ltd. 1,800 11,970
Ohsho Food Service Corp. 2,700 53,176
OIE Sangyo Co., Ltd. 900 11,208
Oiles Corp. 9,400 123,482
Oita Bank, Ltd. (The) 1,800 36,987
Oji Holdings Corp. 368,700 1,375,802
Okabe Co., Ltd. 7,500 38,306
Okada Aiyon Corp. 1,700 23,001
Okamoto Industries, Inc. 1,800 62,629
Okamoto Machine Tool Works,
Ltd. 1,000 26,063
Okamura Corp. 22,200 281,134
Okasan Securities Group, Inc. 56,600 228,146
Oki Electric Industry Co., Ltd. 129,000 855,342
Okinawa Cellular Telephone
Co. 4,900 139,449
Okinawa Electric Power Co.,
Inc. (The) 25,800 175,980
Okinawa Financial Group, Inc. 8,200 121,876
OKUMA Corp. 20,800 426,719
Okumura Corp. 12,800 361,753

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Okura Industrial Co., Ltd. 2,500 $ 44,559
Okuwa Co., Ltd. 14,200 84,645
Olympus Corp. 240,600 4,281,282
Omron Corp. 61,300 2,454,817
Onamba Co., Ltd. 1,900 14,806
*One Career, Inc. 500 13,770
Ono Pharmaceutical Co., Ltd. 175,800 2,207,238
Onoken Co., Ltd. 7,300 72,030
Onward Holdings Co., Ltd. 60,200 206,694
#Ootoya Holdings Co., Ltd. 700 23,069
Open House Group Co., Ltd. 43,200 1,606,050
Open Up Group, Inc. 22,300 297,041
Optex Group Co., Ltd. 14,900 160,029
Optim Corp. 5,900 23,201
Optimus Group Co., Ltd. 7,600 25,994
Optorun Co., Ltd. 10,300 131,248
Oracle Corp. 14,400 1,388,242
Organo Corp. 11,200 534,541
Oriental Land Co., Ltd. 313,000 7,613,097
Oriental Shiraishi Corp. 66,300 166,702
Oro Co., Ltd. 4,000 63,207
Osaka Gas Co., Ltd. 141,400 3,046,610
Osaka Organic Chemical
Industry, Ltd. 6,000 116,908
Osaka Soda Co., Ltd. 12,500 133,350
#Osaka Steel Co., Ltd. 2,700 58,759
#OSAKA Titanium
Technologies Co., Ltd. 22,001 313,712
Osaki Electric Co., Ltd. 14,300 74,727
OSG Corp. 38,400 456,161
Otsuka Corp. 76,500 1,725,613
Otsuka Holdings Co., Ltd. 110,400 6,720,031
#OUG Holdings, Inc. 400 6,552
#Oval Corp. 7,700 18,805
Pacific Industrial Co., Ltd. 26,300 238,440
#Pack Corp. (The) 600 14,751
PAL GROUP Holdings Co.,
Ltd. 16,100 323,427
PALTAC Corp. 11,800 320,244
Pan Pacific International
Holdings Corp. 153,500 3,857,528
Panasonic Holdings Corp. 780,300 6,341,778
Paramount Bed Holdings Co.,
Ltd. 2,000 34,728
Park24 Co., Ltd. 54,600 684,987
Pasona Group, Inc. 11,300 150,518
PCI Holdings, Inc. 100 632
Pegasus Co., Ltd. 5,400 16,662
Penta-Ocean Construction
Co., Ltd. 134,548 562,394
People Dreams &
Technologies Group Co., Ltd. 900 9,749
*PeptiDream, Inc. 43,300 806,732
Persol Holdings Co., Ltd. 884,810 1,498,644
#Pharma Foods International
Co., Ltd. 8,800 55,749
#PHC Holdings Corp. 10,400 68,343
Pickles Holdings Co., Ltd. 3,400 23,816
Pigeon Corp. 43,900 475,962
Shares Value †
JAPAN — (Continued)
PILLAR Corp. 11,000 $ 311,965
#Pilot Corp. 10,700 334,153
Plus Alpha Consulting Co., Ltd. 10,800 153,004
Pole To Win Holdings, Inc. 7,800 23,504
Port, Inc. 3,000 37,085
Press Kogyo Co., Ltd. 49,300 179,302
Prestige International, Inc. 47,800 215,269
Prima Meat Packers, Ltd. 12,500 184,228
Procrea Holdings, Inc. 10,446 121,039
Proto Corp. 7,600 71,248
PS Construction Co., Ltd. 1,900 12,261
Punch Industry Co., Ltd. 2,600 7,476
QB Net Holdings Co., Ltd. 11,400 75,813
Qol Holdings Co., Ltd. 17,800 166,636
Quick Co., Ltd. 5,600 74,373
Raccoon Holdings, Inc. 6,400 31,722
Raito Kogyo Co., Ltd. 17,600 258,237
Raiznext Corp. 8,300 85,820
#Raksul, Inc. 22,300 190,610
Rakus Co., Ltd. 36,500 496,012
*Rakuten Bank, Ltd. 38,000 781,828
#*Rakuten Group, Inc. 398,800 2,415,708
Rasa Corp. 1,700 15,758
Rasa Industries, Ltd. 4,000 73,186
#Raysum Co., Ltd. 5,200 201,070
Recruit Holdings Co., Ltd. 507,400 31,754,763
Relo Group, Inc. 44,701 550,381
Renaissance, Inc. 1,600 10,871
Renesas Electronics Corp. 504,700 6,991,085
Rengo Co., Ltd. 98,000 596,010
#*RENOVA, Inc. 20,200 115,504
Resona Holdings, Inc. 897,500 6,009,847
Resonac Holdings Corp. 88,001 2,150,847
Resorttrust, Inc. 118,100 2,160,030
Restar Corp. 6,600 114,864
Retail Partners Co., Ltd. 11,600 99,913
Rheon Automatic Machinery
Co., Ltd. 7,900 74,319
Ricoh Co., Ltd. 244,700 2,686,760
Riken Keiki Co., Ltd. 7,200 206,558
Riken Technos Corp. 14,400 99,072
Riken Vitamin Co., Ltd. 10,600 186,148
#Ringer Hut Co., Ltd. 12,100 180,318
Rinnai Corp. 42,700 942,441
Rion Co., Ltd. 2,500 40,883
Riso Kyoiku Co., Ltd. 12,776 23,652
Rohm Co., Ltd. 152,600 1,719,599
Rohto Pharmaceutical Co.,
Ltd. 70,900 1,602,552
Rokko Butter Co., Ltd. 300 2,808
Roland Corp. 7,300 187,861
Rorze Corp. 43,500 658,247
Round One Corp. 90,500 578,677
Royal Holdings Co., Ltd. 18,100 295,042
#RS Technologies Co., Ltd. 5,300 139,872
#Ryobi, Ltd. 11,500 143,972
RYODEN Corp. 4,600 73,805
Ryohin Keikaku Co., Ltd. 203,800 3,360,877

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
#Ryoyo Ryosan Holdings, Inc. 5,148 $ 87,262
S Foods, Inc. 8,400 154,296
S&B Foods, Inc. 400 12,867
Sac's Bar Holdings, Inc. 8,100 48,443
Saibu Gas Holdings Co., Ltd. 9,800 115,162
Saizeriya Co., Ltd. 14,500 536,878
Sakai Chemical Industry Co.,
Ltd. 5,300 95,614
Sakai Heavy Industries, Ltd. 1,200 18,805
Sakai Moving Service Co., Ltd. 10,100 164,372
Sakata INX Corp. 21,100 215,121
Sakata Seed Corp. 9,300 216,741
#Sakura Internet, Inc. 4,900 152,155
Sala Corp. 19,800 110,098
#Samco, Inc. 2,400 52,073
#*SAMTY Holdings Co., Ltd. 10,900 235,782
San Holdings, Inc. 1,700 12,410
San ju San Financial Group,
Inc. 10,000 111,013
San-A Co., Ltd. 14,200 267,080
San-Ai Obbli Co., Ltd. 20,300 250,143
Sangetsu Corp. 19,100 351,217
San-In Godo Bank, Ltd. (The) 65,400 532,388
*Sanix, Inc. 8,800 15,656
*Sanken Electric Co., Ltd. 2,600 104,341
Sanki Engineering Co., Ltd. 16,000 252,618
Sanko Gosei, Ltd. 12,400 49,820
Sanko Metal Industrial Co.,
Ltd. 900 23,634
Sankyo Co., Ltd. 92,200 1,234,176
Sankyo Tateyama, Inc. 13,200 64,993
Sankyu, Inc. 23,600 826,097
Sanoh Industrial Co., Ltd. 19,000 91,804
Sanrio Co., Ltd. 57,900 1,589,613
Sansei Technologies, Inc. 4,200 37,416
Sansha Electric Manufacturing
Co., Ltd. 2,800 18,602
Sanshin Electronics Co., Ltd. 3,400 45,624
Santec Holdings Corp. 2,900 107,566
Santen Pharmaceutical Co.,
Ltd. 194,501 2,335,417
Sanwa Holdings Corp. 87,600 2,257,788
Sanyo Chemical Industries,
Ltd. 3,500 95,355
Sanyo Denki Co., Ltd. 3,200 188,649
Sanyo Electric Railway Co.,
Ltd. 1,600 21,312
Sanyo Special Steel Co., Ltd. 10,000 124,930
Sanyo Trading Co., Ltd. 10,000 96,898
Sapporo Holdings, Ltd. 25,900 1,248,029
Sato Holdings Corp. 15,900 224,108
Sato Shoji Corp. 1,400 12,628
#Satori Electric Co., Ltd. 3,700 46,589
Sawai Group Holdings Co.,
Ltd. 55,500 746,558
SBI Global Asset Management
Co., Ltd. 9,000 36,041
SBI Holdings, Inc. 109,400 2,441,166
SBI Sumishin Net Bank, Ltd. 22,100 392,599
Shares Value †
JAPAN — (Continued)
SBS Holdings, Inc. 10,000 $ 165,042
SCREEN Holdings Co., Ltd. 34,699 2,284,792
Scroll Corp. 12,700 79,789
SCSK Corp. 68,501 1,289,298
Secom Co., Ltd. 147,500 5,288,019
Seed Co., Ltd. 2,300 7,519
Sega Sammy Holdings, Inc. 65,600 1,244,817
#Segue Group Co., Ltd. 11,000 42,679
Seibu Holdings, Inc. 102,200 2,295,265
Seika Corp. 2,500 63,926
Seikitokyu Kogyo Co., Ltd. 10,700 104,735
Seiko Electric Co., Ltd. 3,500 29,365
Seiko Epson Corp. 118,000 2,175,631
Seiko Group Corp. 11,800 302,505
Seino Holdings Co., Ltd. 49,000 791,495
Seiren Co., Ltd. 17,100 289,518
Sekisui Chemical Co., Ltd. 174,100 2,480,204
Sekisui House, Ltd. 256,900 6,267,129
SEMITEC Corp. 1,900 22,589
Senko Group Holdings Co.,
Ltd. 64,500 608,479
Senshu Electric Co., Ltd. 6,100 205,436
Senshu Ikeda Holdings, Inc. 668,900 1,501,814
Septeni Holdings Co., Ltd. 28,100 82,644
SERAKU Co., Ltd. 2,100 18,446
Seria Co., Ltd. 18,400 382,314
Seven & i Holdings Co., Ltd. 943,600 13,622,034
Seven Bank, Ltd. 282,800 598,925
#SFP Holdings Co., Ltd. 3,000 38,424
SG Holdings Co., Ltd. 149,200 1,498,612
Sharingtechnology, Inc. 12,300 64,033
#Sharp Corp. 91,400 562,651
Shibaura Electronics Co., Ltd. 6,200 144,901
Shibaura Machine Co., Ltd. 11,300 278,188
Shibaura Mechatronics Corp. 5,000 357,131
Shibusawa Warehouse Co.,
Ltd. (The) 1,500 31,068
#Shibuya Corp. 7,000 170,720
#*SHIFT, Inc. 4,200 428,754
Shiga Bank, Ltd. (The) 15,600 338,986
Shikibo, Ltd. 3,400 22,566
Shikoku Bank, Ltd. (The) 15,700 96,988
Shikoku Electric Power Co.,
Inc. 63,000 567,858
Shima Seiki Manufacturing,
Ltd. 12,000 90,281
Shimadzu Corp. 83,200 2,486,305
Shimamura Co., Ltd. 18,600 962,816
Shimano, Inc. 24,500 3,661,530
Shimizu Corp. 213,174 1,423,259
Shimojima Co., Ltd. 5,400 46,972
Shin Nippon Air Technologies
Co., Ltd. 4,200 93,195
#Shin Nippon Biomedical
Laboratories, Ltd. 9,000 73,383
Shinagawa Refractories Co.,
Ltd. 17,900 210,816
Shindengen Electric
Manufacturing Co., Ltd. 3,600 56,815

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Shin-Etsu Chemical Co., Ltd. 573,000 $ 21,648,548
Shin-Etsu Polymer Co., Ltd. 17,800 186,501
Shinko Electric Industries Co.,
Ltd. 26,100 935,711
Shinko Shoji Co., Ltd. 10,800 68,561
Shinmaywa Industries, Ltd. 27,700 248,041
Shinnihon Corp. 4,800 48,717
Shinnihonseiyaku Co., Ltd. 4,100 46,915
Shinsho Corp. 1,200 49,079
Shinwa Co., Ltd. 2,700 47,681
Shionogi & Co., Ltd. 272,600 3,917,423
Ship Healthcare Holdings, Inc. 39,072 596,629
Shiseido Co., Ltd. 115,700 2,552,122
Shizuoka Financial Group, Inc. 182,900 1,473,886
Shizuoka Gas Co., Ltd. 19,300 129,617
SHO-BOND Holdings Co., Ltd. 15,200 537,052
Shoei Co., Ltd. 21,500 332,680
Shoei Foods Corp. 4,400 127,530
Shofu, Inc. 1,200 17,914
Showa Sangyo Co., Ltd. 7,100 134,892
SIGMAXYZ Holdings, Inc. 19,400 220,204
Siix Corp. 15,200 112,559
Simplex Holdings, Inc. 15,900 260,955
Sinfonia Technology Co., Ltd. 9,600 331,502
Sinko Industries, Ltd. 2,500 72,542
SKY Perfect JSAT Holdings,
Inc. 81,500 472,440
#Skylark Holdings Co., Ltd. 110,800 1,721,373
#*Smaregi, Inc. 1,500 28,794
SMC Corp. 8,700 3,780,995
SMS Co., Ltd. 28,500 322,841
Socionext, Inc. 74,400 1,427,191
Soda Nikka Co., Ltd. 2,700 20,544
Sodick Co., Ltd. 18,900 96,035
SoftBank Corp. 9,690,900 12,265,915
Softcreate Holdings Corp. 5,600 80,071
Software Service, Inc. 600 50,418
Sohgo Security Services Co.,
Ltd. 154,000 1,075,700
Sojitz Corp. 90,220 1,869,848
Soken Chemical & Engineering
Co., Ltd. 2,900 61,018
Solasto Corp. 26,300 84,602
Soliton Systems KK 3,000 25,249
Sompo Holdings, Inc. 325,400 7,100,802
Sony Group Corp. 2,330,500 41,668,254
#Sony Group Corp., ADR 32,000 563,200
Sotetsu Holdings, Inc. 23,600 371,449
Sparx Group Co., Ltd. 8,720 79,572
SPK Corp. 1,700 22,879
S-Pool, Inc. 30,200 72,563
Square Enix Holdings Co., Ltd. 27,900 1,093,838
*SRE Holdings Corp. 6,300 161,300
SRS Holdings Co., Ltd. 15,100 114,495
St Marc Holdings Co., Ltd. 5,300 80,896
Star Mica Holdings Co., Ltd. 9,800 41,497
#Star Micronics Co., Ltd. 17,500 227,129
Startia Holdings, Inc. 3,500 44,920
Shares Value †
JAPAN — (Continued)
Starts Corp., Inc. 6,900 $ 160,354
Starzen Co., Ltd. 200 3,904
St-Care Holding Corp. 2,300 11,219
Stella Chemifa Corp. 2,700 80,650
Step Co., Ltd. 1,600 21,281
STI Foods Holdings, Inc. 500 18,776
Strike Co., Ltd. 5,400 133,471
#Studio Alice Co., Ltd. 1,200 16,110
Subaru Corp. 351,600 6,420,321
Subaru Enterprise Co., Ltd. 700 14,728
Sugi Holdings Co., Ltd. 44,000 751,603
Sugimoto & Co., Ltd. 1,400 12,702
SUMCO Corp. 189,500 1,857,367
Sumida Corp. 24,500 152,798
Sumitomo Bakelite Co., Ltd. 29,200 777,708
Sumitomo Chemical Co., Ltd. 669,000 1,801,129
Sumitomo Corp. 270,200 5,756,107
Sumitomo Electric Industries,
Ltd. 333,800 5,220,932
Sumitomo Forestry Co., Ltd. 72,900 2,847,563
Sumitomo Heavy Industries,
Ltd. 52,077 1,178,121
Sumitomo Metal Mining Co.,
Ltd. 76,200 2,146,556
Sumitomo Mitsui Construction
Co., Ltd. 64,600 164,972
Sumitomo Mitsui Financial
Group, Inc. 563,829 12,114,967
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 880,886 11,248,914
Sumitomo Mitsui Trust
Holdings, Inc. 272,200 6,036,380
Sumitomo Osaka Cement Co.,
Ltd. 13,600 337,132
#*Sumitomo Pharma Co., Ltd. 65,100 225,654
Sumitomo Realty &
Development Co., Ltd. 117,600 3,551,354
Sumitomo Riko Co., Ltd. 17,700 182,665
Sumitomo Rubber Industries,
Ltd. 100,200 1,037,686
Sumitomo Seika Chemicals
Co., Ltd. 2,800 93,563
Sumitomo Warehouse Co.,
Ltd. (The) 20,000 351,748
Sun Frontier Fudousan Co.,
Ltd. 20,700 249,093
Suncall Corp. 4,000 10,478
Sundrug Co., Ltd. 30,700 762,033
Suntory Beverage & Food, Ltd. 56,700 1,922,570
Sun-Wa Technos Corp. 2,800 39,907
#SUNWELS Co., Ltd. 10,100 120,941
Suruga Bank, Ltd. 560,500 4,040,236
Suzuden Corp. 3,700 43,407
Suzuken Co., Ltd. 27,300 897,186
Suzuki Co., Ltd. 8,200 101,905
Suzuki Motor Corp. 539,600 5,464,192
Suzumo Machinery Co., Ltd. 1,600 15,945
SWCC Corp. 12,100 431,334
Synchro Food Co., Ltd. 1,800 5,578

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Sysmex Corp. 218,500 $ 4,093,154
System Research Co., Ltd. 3,000 28,498
System Support, Inc. 2,900 34,973
Systems Engineering
Consultants Co., Ltd. 1,200 32,299
Systena Corp. 114,500 274,364
Syuppin Co., Ltd. 8,200 57,278
T RAD Co., Ltd. 1,800 39,764
T&D Holdings, Inc. 201,800 3,270,266
Tachibana Eletech Co., Ltd. 6,800 113,434
Tachi-S Co., Ltd., Class S 15,000 174,692
Tadano, Ltd. 32,000 206,233
Taihei Dengyo Kaisha, Ltd. 1,900 64,238
Taiheiyo Cement Corp. 59,500 1,314,410
Taiheiyo Kouhatsu, Inc. 1,300 6,213
Taiho Kogyo Co., Ltd. 4,100 16,553
Taikisha, Ltd. 7,500 240,522
Taiko Bank, Ltd. (The) 900 8,035
Taisei Corp. 57,600 2,443,533
Taisei Lamick Co., Ltd. 100 1,692
Taiyo Holdings Co., Ltd. 16,900 451,554
Taiyo Yuden Co., Ltd. 55,300 994,184
Takamatsu Construction
Group Co., Ltd. 5,900 114,921
Takaoka Toko Co., Ltd. 3,900 50,336
Takara & Co., Ltd. 3,700 65,195
Takara Bio, Inc. 20,100 134,594
Takara Holdings, Inc. 68,000 536,813
Takara Standard Co., Ltd. 17,500 191,630
Takasago International Corp. 1,300 44,464
Takasago Thermal
Engineering Co., Ltd. 15,700 508,543
Takashima & Co., Ltd. 5,800 46,225
Takashimaya Co., Ltd. 789,800 6,328,251
#Takasho Co., Ltd. 2,400 7,642
Take And Give Needs Co., Ltd. 2,700 15,580
Takeda Pharmaceutical Co.,
Ltd. 570,700 15,975,479
Takeuchi Manufacturing Co.,
Ltd. 18,300 579,665
Takuma Co., Ltd. 13,500 141,891
#Tama Home Co., Ltd. 9,200 232,529
Tamron Co., Ltd. 17,400 499,183
Tamura Corp. 35,859 132,066
#Tanaka Chemical Corp. 1,800 8,484
Tanseisha Co., Ltd. 15,400 82,295
TASUKI Holdings, Inc. 7,087 32,614
Tayca Corp. 3,800 41,112
#Tazmo Co., Ltd. 4,000 97,423
TBK Co., Ltd. 3,900 7,066
#TDC Soft, Inc. 12,800 104,618
TDK Corp. 732,500 8,860,208
TechMatrix Corp. 20,200 295,723
TECHNO HORIZON Co., Ltd. 800 1,912
Techno Ryowa, Ltd. 900 13,530
TechnoPro Holdings, Inc. 46,000 832,575
Tecnos Japan, Inc. 4,600 19,508
Teijin, Ltd. 91,000 820,837
Shares Value †
JAPAN — (Continued)
Teikoku Electric Manufacturing
Co., Ltd. 5,500 $ 103,086
Tekken Corp. 4,400 69,383
Temairazu, Inc. 600 12,723
Tenma Corp. 4,200 80,981
Tera Probe, Inc. 2,500 53,668
Terasaki Electric Co., Ltd. 1,600 25,031
Terumo Corp. 322,000 6,224,382
Tess Holdings Co., Ltd. 19,001 35,177
#T-Gaia Corp. 6,600 115,514
THK Co., Ltd. 54,600 919,409
TIS, Inc. 95,900 2,408,754
TKC Corp. 7,200 187,651
#*TKP Corp. 7,200 58,470
TOA Corp. 33,400 217,514
TOA ROAD Corp. 15,100 125,598
Toagosei Co., Ltd. 3,600 37,046
*TOBISHIMA HOLDINGS, Inc. 7,700 77,038
Tobu Railway Co., Ltd. 69,600 1,131,557
Tocalo Co., Ltd. 31,000 366,322
Tochigi Bank, Ltd. (The) 40,100 68,709
Toda Corp. 118,900 724,055
Toei Animation Co., Ltd. 22,300 509,463
Toenec Corp. 4,400 27,528
Togami Electric Manufacturing
Co., Ltd. 600 12,782
Toho Bank, Ltd. (The) 88,700 153,729
Toho Co., Ltd. 34,800 1,331,230
Toho Co., Ltd. 4,200 75,218
Toho Gas Co., Ltd. 27,000 677,282
Toho Holdings Co., Ltd. 17,300 517,552
#Toho Titanium Co., Ltd. 18,300 123,261
*Toho Zinc Co., Ltd. 4,300 27,608
Tohoku Electric Power Co.,
Inc. 185,300 1,830,191
Tokai Carbon Co., Ltd. 101,700 579,989
Tokai Corp. 800 11,475
TOKAI Holdings Corp. 29,600 181,885
Tokai Rika Co., Ltd. 24,300 346,812
Tokai Tokyo Financial
Holdings, Inc. 127,500 395,913
Tokio Marine Holdings, Inc. 594,000 21,712,733
Tokuyama Corp. 32,800 583,111
*Tokyo Electric Power Co.
Holdings, Inc. 603,200 2,466,259
Tokyo Electron Device, Ltd. 11,700 265,377
Tokyo Electron, Ltd. 155,992 23,963,321
Tokyo Energy & Systems, Inc. 6,700 50,231
Tokyo Gas Co., Ltd. 131,600 3,256,198
Tokyo Individualized
Educational Institute, Inc. 2,900 7,615
#Tokyo Keiki, Inc. 3,300 65,318
Tokyo Kiraboshi Financial
Group, Inc. 19,400 528,541
Tokyo Ohka Kogyo Co., Ltd. 34,100 808,371
Tokyo Rope Manufacturing
Co., Ltd. 5,500 40,837
Tokyo Sangyo Co., Ltd. 4,600 20,928
Tokyo Seimitsu Co., Ltd. 18,148 1,015,192

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Tokyo Steel Manufacturing
Co., Ltd. 24,500 $ 244,799
Tokyo Tatemono Co., Ltd. 104,600 1,731,488
Tokyo Tekko Co., Ltd. 4,100 145,885
#Tokyotokeiba Co., Ltd. 9,200 252,158
Tokyu Construction Co., Ltd. 37,300 169,206
Tokyu Corp. 187,800 2,326,464
Tokyu Fudosan Holdings Corp. 321,100 2,040,959
Toli Corp. 19,900 54,086
Tomen Devices Corp. 1,100 45,206
Tomoe Engineering Co., Ltd. 100 2,478
Tomoku Co., Ltd. 4,000 61,106
TOMONY Holdings, Inc. 80,900 211,378
Tomy Co., Ltd. 39,800 1,061,595
Topcon Corp. 48,400 498,854
Topre Corp. 23,099 270,834
Topy Industries, Ltd. 5,800 74,249
Toray Industries, Inc. 561,900 3,084,594
#Torex Semiconductor, Ltd. 1,300 13,228
Toridoll Holdings Corp. 20,200 522,621
Torishima Pump
Manufacturing Co., Ltd. 6,900 127,106
Tosei Corp. 14,600 230,130
Toshiba TEC Corp. 9,500 218,595
Tosho Co., Ltd. 5,100 22,834
Tosoh Corp. 128,200 1,607,497
Totech Corp. 12,600 219,037
Totetsu Kogyo Co., Ltd. 10,200 220,975
TOTO, Ltd. 52,200 1,470,133
#Towa Bank, Ltd. (The) 13,400 51,023
#Towa Corp. 25,500 339,498
Towa Pharmaceutical Co., Ltd. 7,800 161,300
Toyo Construction Co., Ltd. 19,000 163,775
Toyo Corp. 8,100 84,390
#Toyo Gosei Co., Ltd. 2,900 138,027
Toyo Kanetsu KK 2,100 61,832
#Toyo Machinery & Metal Co.,
Ltd. 6,500 25,945
Toyo Seikan Group Holdings,
Ltd. 57,200 860,300
Toyo Suisan Kaisha, Ltd. 29,500 1,749,181
#Toyo Tanso Co., Ltd. 5,200 182,294
Toyo Tire Corp. 71,600 1,028,934
Toyobo Co., Ltd. 104,300 668,287
Toyoda Gosei Co., Ltd. 31,400 541,113
Toyota Boshoku Corp. 46,900 632,107
Toyota Motor Corp. 3,652,067 64,314,260
Toyota Tsusho Corp. 222,416 3,859,153
Traders Holdings Co., Ltd. 9,900 52,969
Trancom Co., Ltd. 1,400 94,850
#Transaction Co., Ltd. 8,200 132,858
*Transaction Media Networks,
Inc. 5,400 15,350
Transcosmos, Inc. 5,700 124,983
TRE Holdings Corp. 26,324 311,412
#Treasure Factory Co., Ltd. 8,300 73,560
Trend Micro, Inc. 51,700 2,739,345
Trenders, Inc. 800 4,737
Trusco Nakayama Corp. 14,500 215,894
Shares Value †
JAPAN — (Continued)
Tsubaki Nakashima Co., Ltd. 18,100 $ 82,464
Tsubakimoto Chain Co. 37,200 473,532
#Tsuburaya Fields Holdings,
Inc. 17,400 235,884
Tsugami Corp. 95,800 901,869
Tsukada Global Holdings, Inc. 600 1,564
Tsukishima Holdings Co., Ltd. 10,200 92,609
Tsukuba Bank, Ltd. 29,800 44,409
Tsumura & Co. 25,600 841,485
Tsuruha Holdings, Inc. 17,000 953,094
Tsuzuki Denki Co., Ltd. 2,600 42,689
UACJ Corp. 17,700 587,967
UBE Corp. 44,100 733,480
Ubicom Holdings, Inc. 2,600 22,992
Uchida Yoko Co., Ltd. 1,100 47,445
#UEX, Ltd. 2,400 15,267
Ulvac, Inc. 21,200 1,021,553
U-Next Holdings Co., Ltd. 6,900 222,413
Unicharm Corp. 107,611 3,469,408
#Union Tool Co. 3,500 166,125
Unipres Corp. 25,800 190,208
United Arrows, Ltd. 17,100 245,400
#United Super Markets
Holdings, Inc. 26,000 142,354
UNITED, Inc. 4,200 20,955
*Unitika, Ltd. 44,400 85,696
#Universal Entertainment
Corp. 10,900 93,740
Urbanet Corp Co., Ltd. 4,200 10,478
User Local, Inc. 5,000 61,349
Ushio, Inc. 35,200 488,629
USS Co., Ltd. 174,300 1,468,091
UT Group Co., Ltd. 13,800 237,451
V Technology Co., Ltd. 3,500 56,363
Valor Holdings Co., Ltd. 25,200 348,739
Valqua, Ltd. 9,300 201,782
#Value HR Co., Ltd. 7,300 83,052
ValueCommerce Co., Ltd. 9,000 64,697
#*V-Cube, Inc. 1,500 2,373
Vector, Inc. 12,700 79,956
Vertex Corp. 300 3,992
Vision, Inc. 23,500 163,378
#*Visional, Inc. 8,900 481,035
Vital KSK Holdings, Inc. 17,500 147,399
VT Holdings Co., Ltd. 59,300 182,971
Wacoal Holdings Corp. 14,300 447,705
Wacom Co., Ltd. 71,900 337,020
Wakachiku Construction Co.,
Ltd. 500 11,735
Wakita & Co., Ltd. 15,600 162,426
Warabeya Nichiyo Holdings
Co., Ltd. 9,200 124,781
Watahan & Co., Ltd. 100 1,062
WDB Holdings Co., Ltd. 1,200 13,566
Wealth Management, Inc. 800 5,740
#Weathernews, Inc. 2,300 91,351
Welcia Holdings Co., Ltd. 47,200 590,291
Wellneo Sugar Co., Ltd. 900 13,199
Wellnet Corp. 4,400 22,993

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
#West Holdings Corp. 10,000 $ 149,746
West Japan Railway Co. 173,300 3,085,440
#Will Group, Inc. 2,700 17,406
WingArc1st, Inc. 11,700 251,167
Wood One Co., Ltd. 800 3,913
Workman Co., Ltd. 7,200 183,634
World Co., Ltd. 19,300 244,663
World Holdings Co., Ltd. 3,300 41,617
#*W-Scope Corp. 21,000 49,631
Xebio Holdings Co., Ltd. 15,200 115,453
#YAC Holdings Co., Ltd. 2,800 40,605
Yahagi Construction Co., Ltd. 8,700 86,529
Yakult Honsha Co., Ltd. 86,400 1,881,997
YAKUODO Holdings Co., Ltd. 3,500 48,827
YAMABIKO Corp. 17,400 286,259
YAMADA Consulting Group
Co., Ltd. 1,300 18,025
Yamada Holdings Co., Ltd. 261,400 751,981
Yamae Group Holdings Co.,
Ltd. 11,800 152,530
Yamagata Bank, Ltd. (The) 9,700 61,897
Yamaguchi Financial Group,
Inc. 84,300 837,327
Yamaha Corp. 144,000 1,176,012
Yamaha Motor Co., Ltd. 449,700 3,997,333
Yamaichi Electronics Co., Ltd. 13,000 223,430
#Yamami Co. 1,200 29,266
Yamanashi Chuo Bank, Ltd.
(The) 10,600 114,333
#Yamashin-Filter Corp. 9,200 28,387
Yamatane Corp. 700 15,142
Yamato Holdings Co., Ltd. 103,689 1,103,089
#Yamaura Corp. 3,900 30,493
#Yamax Corp. 2,800 23,345
Yamaya Corp. 700 13,171
Yamazaki Baking Co., Ltd. 57,500 1,174,725
Yamazen Corp. 22,100 192,962
Yaoko Co., Ltd. 8,000 486,591
Yashima Denki Co., Ltd. 4,600 52,304
Yaskawa Electric Corp. 86,500 2,529,838
YE DIGITAL Corp. 2,400 11,202
Yellow Hat, Ltd. 18,100 296,112
Yokogawa Bridge Holdings
Corp. 16,500 303,516
Yokogawa Electric Corp. 96,800 2,183,521
Yokohama Rubber Co., Ltd.
(The) 62,900 1,305,281
Yokorei Co., Ltd. 20,800 126,582
Yokowo Co., Ltd. 7,600 77,035
Yondenko Corp. 9,600 80,607
Yondoshi Holdings, Inc. 5,400 65,406
Yonex Co., Ltd. 27,600 348,431
#Yorozu Corp. 7,400 57,471
*Yoshimura Food Holdings KK 9,100 83,040
Yoshinoya Holdings Co., Ltd. 27,600 563,143
Yossix Holdings Co., Ltd. 2,700 58,227
Yotai Refractories Co., Ltd. 100 1,097
Yuasa Trading Co., Ltd. 5,900 180,689
Yukiguni Maitake Co., Ltd. 7,800 53,613
Shares Value †
JAPAN — (Continued)
Yurtec Corp. 16,800 $ 164,002
Yushin Precision Equipment
Co., Ltd. 3,100 13,534
Yutaka Giken Co., Ltd. 2,200 27,961
Zacros Corp. 2,000 56,918
Zenrin Co., Ltd. 16,000 85,186
Zensho Holdings Co., Ltd. 37,900 1,913,350
Zeon Corp. 65,607 616,768
ZERIA Pharmaceutical Co.,
Ltd. 12,300 188,144
#ZIGExN Co., Ltd. 32,100 122,436
Zojirushi Corp. 14,200 149,434
ZOZO, Inc. 55,100 1,798,143
#Zuiko Corp. 5,400 48,532
TOTAL JAPAN 1,613,778,525
NETHERLANDS — (3.4%)
Aalberts NV 47,320 1,703,522
ΩABN AMRO Bank NV 219,760 3,624,056
Acomo NV 148 2,796
Ω*Adyen NV 5,846 8,925,985
#Aegon, Ltd. 238,436 1,502,925
Aegon, Ltd., Registered 527,128 3,310,364
Akzo Nobel NV 67,806 4,304,909
Ω#*Alfen N.V. 5,897 78,457
Allfunds Group PLC 142,522 870,348
#AMG Critical Materials NV 12,125 204,955
APERAM SA 16,446 445,292
Arcadis NV 31,205 2,156,310
ArcelorMittal SA 47,649 1,173,236
#ArcelorMittal SA, Sponsored
NVDR 136,137 3,351,693
ASM International NV 20,328 11,303,755
ASML Holding NV 21,576 14,550,934
ASML Holding NV, Sponsored
NVDR 96,580 64,954,879
ASR Nederland NV 92,488 4,374,833
Ω#*Basic-Fit NV 14,849 364,974
BE Semiconductor Industries
NV 28,095 2,987,292
#Brunel International NV 17 164
Coca-Cola Europacific
Partners PLC 57,423 4,345,174
Corbion NV 22,727 567,984
Ω*CTP NV 16,049 266,928
Flow Traders, Ltd. 19,662 449,120
ForFarmers NV 3,004 10,681
Fugro NV 57,182 1,307,393
HAL Trust 8,476 1,049,021
Heineken NV 79,839 6,544,109
IMCD NV 24,391 3,867,405
ING Groep NV 901,305 15,336,990
*InPost SA 85,419 1,662,736
JDE Peet's NV 18,552 416,917
*Kendrion NV 20 237
Koninklijke Ahold Delhaize NV 418,571 13,773,476
*Koninklijke BAM Groep NV 97,691 450,110
*Koninklijke Heijmans N.V 6,190 166,324
Koninklijke KPN NV 1,923,231 7,502,002

Dimensional International Core Equity Market ETF
continued
Shares Value †
NETHERLANDS — (Continued)
*Koninklijke Philips NV 88,602 $ 2,320,114
#*Koninklijke Philips NV,
Sponsored NVDR 212,826 5,576,041
Koninklijke Vopak NV 31,123 1,427,230
NN Group NV 125,579 6,160,953
#*OCI NV 41,020 497,214
#*Pharming Group NV 246,966 206,183
#*PostNL NV 90,146 107,947
*Prosus NV 330,068 13,883,776
Randstad NV 45,557 2,094,580
SBM Offshore NV 69,665 1,268,341
ΩSignify NV 46,564 1,138,432
Sligro Food Group NV 2,539 31,589
TKH Group NV 18,271 739,877
#*TomTom NV 18,748 102,074
Universal Music Group NV 214,955 5,386,068
Van Lanschot Kempen NV 14,989 684,269
Wolters Kluwer NV 107,333 18,026,528
TOTAL NETHERLANDS 247,559,502
NEW ZEALAND — (0.2%)
#*a2 Milk Co., Ltd. (The) 43,891 165,873
Air New Zealand, Ltd. 700,220 214,619
*Arvida Group, Ltd. 127,377 128,874
Auckland International Airport,
Ltd. 359,781 1,563,102
Channel Infrastructure NZ, Ltd. 136 143
Chorus, Ltd. 44,250 230,698
Contact Energy, Ltd. 277,915 1,420,794
EBOS Group, Ltd. 63,295 1,374,955
Fisher & Paykel Healthcare
Corp., Ltd. 163,534 3,502,806
*Fletcher Building, Ltd. 306,130 546,579
Freightways Group, Ltd. 2,712 16,931
Genesis Energy, Ltd. 11,913 15,137
*Gentrack Group, Ltd. 60 357
Hallenstein Glasson Holdings,
Ltd. 44 197
#Heartland Group Holdings,
Ltd. 593 360
Infratil, Ltd. 242,859 1,821,172
Mainfreight, Ltd. 6,489 276,707
Manawa Energy, Ltd. 40 131
Mercury NZ, Ltd. 39,001 153,428
Meridian Energy, Ltd. 264,052 935,831
NZME, Ltd. 136 86
NZX, Ltd. 234 189
*Oceania Healthcare, Ltd. 231,066 107,265
Port of Tauranga, Ltd. 29,597 104,807
*Ryman Healthcare, Ltd. 128,428 379,876
Sanford, Ltd. 52 118
Skellerup Holdings, Ltd. 5,006 14,628
SKY Network Television, Ltd. 92 150
SKYCITY Entertainment
Group, Ltd. 253,942 207,053
Spark New Zealand, Ltd. 959,482 1,661,713
*Summerset Group Holdings,
Ltd. 60,086 443,068
Tourism Holdings, Ltd. 86 99
Shares Value †
NEW ZEALAND — (Continued)
#Vector, Ltd. 144 $ 329
*Vista Group International, Ltd. 136 233
TOTAL NEW ZEALAND 15,288,308
NORWAY — (0.7%)
2020 Bulkers, Ltd. 13,571 161,788
ABG Sundal Collier Holding
ASA 252 158
#AF Gruppen ASA 28 334
*Akastor ASA 92 107
Aker ASA, Class A 8,287 430,488
Aker BP ASA 131,976 2,806,931
Aker Solutions ASA 112,625 533,494
*AKVA Group ASA 8 43
AMSC ASA 56 145
Atea ASA 20,281 258,881
Austevoll Seafood ASA 41,333 357,482
Ω#*AutoStore Holdings, Ltd. 27,736 25,145
Ω#Avance Gas Holding, Ltd. 16,627 154,054
Bakkafrost P/F 18,721 1,121,013
Belships ASA 76,534 122,811
#*BLUENORD ASA 259 12,633
Bonheur ASA 24 603
Borr Drilling, Ltd. 26,863 111,734
Borr Drilling, Ltd. 52,728 220,930
Borregaard ASA 21,411 376,571
Bouvet ASA 1,647 10,138
ΩBW LPG, Ltd. 35,114 450,449
BW Offshore, Ltd. 43,842 118,445
*Cadeler A/S 35,449 237,496
*Cadeler A/S, ADR 1,332 35,818
Ω#*Crayon Group Holding
ASA 25,310 248,502
DNB Bank ASA 284,891 5,868,077
DNO ASA 244,538 238,100
*DOF Group ASA 12,037 95,376
*Edda Wind ASA 566 1,013
Ω*Elkem ASA 111,972 182,113
*Elliptic Laboratories ASA 11,808 11,240
ΩElmera Group ASA 39,018 118,323
Elopak ASA 23,315 94,166
Ω#*Entra ASA 9,299 98,298
Equinor ASA 351,262 8,408,646
ΩEuropris ASA 63,426 391,582
FLEX LNG, Ltd. 2,936 71,932
FLEX LNG, Ltd. 4,394 107,157
Frontline PLC 59,329 1,139,743
*Gaming Innovation Group,
Inc. 4,953 11,136
#Gjensidige Forsikring ASA 11,369 204,593
Golden Ocean Group, Ltd. 56,138 603,602
#Grieg Seafood ASA 22,057 133,277
*Hafnia, Ltd. 128,422 745,123
*Hexagon Composites ASA 19,500 75,752
#*Hexagon Purus ASA 16,692 10,442
Hoegh Autoliners ASA 57,973 602,309
ΩKid ASA 6,290 86,335
Kitron ASA 106,792 302,453

Dimensional International Core Equity Market ETF
continued
Shares Value †
NORWAY — (Continued)
ΩKlaveness Combination
Carriers ASA 10,119 $ 77,885
*Kongsberg Automotive ASA 230,892 29,305
Kongsberg Gruppen ASA 17,720 1,839,407
Leroy Seafood Group ASA 88,723 406,197
*LINK Mobility Group Holding
ASA 55,505 133,097
Magnora ASA 12,644 25,964
#Mowi ASA 99,800 1,710,472
MPC Container Ships ASA 289,864 569,984
*Napatech A/S 4,182 10,464
NORBIT ASA 5,224 44,850
*Nordic Semiconductor ASA 57,499 566,629
Norsk Hydro ASA 369,710 2,269,126
ΩNorske Skog ASA 31,139 64,082
#*Norwegian Air Shuttle ASA 80,267 77,135
#*Nykode Therapeutics ASA 5,854 2,443
Odfjell Drilling, Ltd. 54,753 252,162
Odfjell SE, Class A 2,883 32,880
Odfjell Technology, Ltd. 10,110 46,286
OKEA ASA 25,553 53,050
ΩOkeanis Eco Tankers Corp. 6,904 181,513
Olav Thon Eiendomsselskap
ASA 16 326
Orkla ASA 138,592 1,277,814
Panoro Energy ASA 71,161 172,896
Pareto Bank ASA 1,970 11,555
Pexip Holding ASA 26,409 102,352
Protector Forsikring ASA 18,477 477,403
Rana Gruber ASA 11,685 82,629
#*REC Silicon ASA 55,751 39,929
Rogaland Sparebank 985 10,718
#Salmar ASA 19,190 970,773
*SATS ASA 43,864 85,896
Ω*Scatec ASA 48,522 350,155
Schibsted ASA, Class A 15,709 527,507
Schibsted ASA, Class B 32,674 1,014,250
Sea1 offshore, Inc. 26,425 64,683
Ω#*Shelf Drilling, Ltd. 62,389 85,351
*Solstad Offshore ASA 14,780 45,424
SpareBank 1 Helgeland 324 4,230
Sparebank 1 Oestlandet 868 12,394
SpareBank 1 Sor-Norge ASA 35,515 468,150
Sparebanken More 1,509 12,181
Stolt-Nielsen, Ltd. 7,775 220,624
Storebrand ASA 206,079 2,337,221
Subsea 7 SA 86,870 1,325,448
Telenor ASA 139,543 1,709,118
TGS ASA 73,930 669,568
#TOMRA Systems ASA 59,941 852,620
Var Energi ASA 213,064 667,370
Veidekke ASA 12,685 143,980
Wallenius Wilhelmsen ASA 52,152 511,572
Wilh Wilhelmsen Holding ASA,
Class A 3,846 142,259
Wilh Wilhelmsen Holding ASA,
Class B 562 19,922
#Yara International ASA 35,402 1,061,701
#*Zalaris ASA 1,792 11,372
Shares Value †
NORWAY — (Continued)
#*Zaptec ASA 6,677 $ 6,616
TOTAL NORWAY 51,285,919
PORTUGAL — (0.2%)
Altri SGPS SA 22,972 124,049
Banco Comercial Portugues
SA, Class R 3,637,240 1,829,854
Corticeira Amorim SGPS SA 5,231 47,590
CTT-Correios de Portugal SA 25,242 117,151
*EDP Renovaveis SA 89,381 1,201,308
EDP SA 1,077,638 4,225,802
Galp Energia SGPS SA 201,494 3,427,833
#Ibersol SGPS SA 1,952 15,597
Jeronimo Martins SGPS SA 78,277 1,518,614
#Mota-Engil SGPS SA 38,846 107,963
Navigator Co. SA (The) 79,527 305,292
NOS SGPS SA 102,990 393,574
REN - Redes Energeticas
Nacionais SGPS SA 128,818 320,958
Semapa-Sociedade de
Investimento e Gestao 655 10,496
Sonae SGPS SA 210,521 207,753
TOTAL PORTUGAL 13,853,834
SINGAPORE — (1.0%)
*AEM Holdings, Ltd. 158,716 157,168
*Avarga, Ltd. 800 121
Aztech Global, Ltd. 21,000 11,985
Banyan Tree Holdings, Ltd. 300 77
Bukit Sembawang Estates,
Ltd. 6,500 17,738
CapitaLand Investment, Ltd. 876,800 1,862,429
Centurion Corp., Ltd. 500 319
China Aviation Oil Singapore
Corp., Ltd. 65,300 44,919
City Developments, Ltd. 208,200 818,384
ComfortDelGro Corp., Ltd. 850,500 945,071
*COSCO SHIPPING
International Singapore Co.,
Ltd. 370,500 38,649
*CSE Global, Ltd. 193,961 63,046
DBS Group Holdings, Ltd. 500,182 14,617,156
Delfi, Ltd. 40,300 26,656
DFI Retail Group Holdings,
Ltd. 91,400 217,532
Dyna-Mac Holdings, Ltd. 161,800 80,723
*Far East Orchard, Ltd. 205 160
First Resources, Ltd. 141,500 156,165
Food Empire Holdings, Ltd. 9,900 7,633
#Frencken Group, Ltd. 130,400 116,314
*Fu Yu Corp., Ltd. 700 70
Genting Singapore, Ltd. 2,497,200 1,576,205
Golden Agri-Resources, Ltd. 809,000 177,345
GuocoLand, Ltd. 400 478
Hong Fok Corp., Ltd. 39,300 25,103
Hongkong Land Holdings, Ltd. 338,000 1,456,780
Hour Glass, Ltd. (The) 200 236
Hutchison Port Holdings Trust,
Class U 534,300 83,885
iFAST Corp., Ltd. 42,900 243,216

Dimensional International Core Equity Market ETF
continued
Shares Value †
SINGAPORE — (Continued)
*ISDN Holdings, Ltd. 519 $ 118
Keppel Infrastructure Trust 853,075 283,735
Keppel, Ltd. 736,700 3,564,049
Low Keng Huat Singapore,
Ltd. 200 50
Mandarin Oriental
International, Ltd. 200 354
Marco Polo Marine, Ltd. 477,100 20,196
#Nanofilm Technologies
International, Ltd. 107,100 66,791
NETLINK NBN TRUST 893,000 604,154
Olam Group, Ltd. 13,290 10,749
OUE, Ltd. 21,500 16,902
Oversea-Chinese Banking
Corp., Ltd. 823,936 9,460,721
Raffles Medical Group, Ltd. 295,500 196,568
*Rex International Holding, Ltd. 332,900 27,932
Riverstone Holdings, Ltd. 265,400 181,561
SATS, Ltd. 502,218 1,495,758
*Seatrium, Ltd. 887,037 1,273,997
Sembcorp Industries, Ltd. 486,800 1,854,617
Sheng Siong Group, Ltd. 116,700 140,262
SIA Engineering Co., Ltd. 100 183
Sing Holdings, Ltd. 200 52
Singapore Airlines, Ltd. 919,600 4,490,601
Singapore Exchange, Ltd. 456,100 3,913,172
Singapore Technologies
Engineering, Ltd. 806,600 2,768,134
Singapore
Telecommunications, Ltd. 422,600 999,877
StarHub, Ltd. 169,800 152,742
UMS Integration, Ltd. 219,200 169,010
United Overseas Bank, Ltd. 346,800 8,430,787
*UOB-Kay Hian Holdings, Ltd. 766 909
UOL Group, Ltd. 294,400 1,195,047
Venture Corp., Ltd. 85,200 856,573
Vicom, Ltd. 100 101
Wee Hur Holdings, Ltd. 102,100 32,415
Wilmar International, Ltd. 753,600 1,822,904
Wing Tai Holdings, Ltd. 55,100 55,812
Yangzijiang Shipbuilding
Holdings, Ltd. 1,232,700 2,404,086
TOTAL SINGAPORE 69,236,482
SPAIN — (2.4%)
Acciona SA 10,415 1,327,443
Acerinox SA 110,549 1,008,744
*ACS Actividades de
Construccion y Servicios SA 68,954 3,293,826
ΩAedas Homes SA 2,674 76,059
ΩAena SME SA 29,558 6,514,177
Almirall SA 31,635 308,928
Amadeus IT Group SA 176,787 12,782,419
Atresmedia Corp. de Medios
de Comunicacion SA 52,960 250,395
Audax Renovables SA 7,988 15,228
Banco Bilbao Vizcaya
Argentaria SA 468,635 4,655,264
Shares Value †
SPAIN — (Continued)
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,555,807 $ 15,449,164
Banco de Sabadell SA 1,854,929 3,601,677
Banco Santander SA 2,389,263 11,651,778
Banco Santander SA,
Sponsored ADR 1,949,140 9,472,820
Bankinter SA 319,894 2,601,216
CaixaBank SA 1,504,317 9,129,346
ΩCellnex Telecom SA 164,360 6,013,323
CIE Automotive SA 7,064 188,658
Construcciones y Auxiliar de
Ferrocarriles SA 9,415 371,036
Corp. ACCIONA Energias
Renovables SA 20,586 423,739
Ebro Foods SA 11,992 213,773
*eDreams ODIGEO SA 12,786 90,088
Elecnor SA 3,585 79,787
Enagas SA 77,884 1,100,900
#Ence Energia y Celulosa SA 56,041 174,734
Endesa SA 139,968 3,009,484
Ercros SA 10,564 41,574
Faes Farma SA 61,063 234,677
*Ferrovial SE 164,140 6,571,944
Fluidra SA 30,671 823,123
ΩGestamp Automocion SA 46,105 135,145
ΩGlobal Dominion Access SA 7,538 21,359
*Grenergy Renovables SA 714 25,270
*Grifols SA 89,451 994,914
Grupo Catalana Occidente SA 6,653 272,300
Grupo Empresarial San Jose
SA 12 59
Iberdrola SA 1,462,689 21,667,761
Iberpapel Gestion SA 4 81
Indra Sistemas SA 59,989 1,055,055
Industria de Diseno Textil SA 340,766 19,348,462
Laboratorios Farmaceuticos
Rovi SA 7,300 618,960
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 137,099 172,656
Logista Integral SA 21,170 645,826
Mapfre SA 369,488 1,053,376
Melia Hotels International SA 44,641 331,012
Miquel y Costas & Miquel SA 16 212
Naturgy Energy Group SA 25,653 636,653
ΩNeinor Homes SA 6,260 102,486
#*Obrascon Huarte Lain SA 75,360 22,564
Pharma Mar SA 3,310 253,521
Prim SA 4 42
Realia Business SA 136 143
Redeia Corp. SA 149,942 2,767,329
Renta 4 Banco SA 8 108
Repsol SA 525,202 6,528,604
*Sacyr SA 257,474 854,231
*Solaria Energia y Medio
Ambiente SA 27,484 287,041
#*Soltec Power Holdings SA 10,546 18,296
Ω*Talgo SA 7,078 26,895
*Tecnicas Reunidas SA 17,041 205,356

Dimensional International Core Equity Market ETF
continued
Shares Value †
SPAIN — (Continued)
Telefonica SA 1,711,422 $ 8,015,410
#Telefonica SA, Sponsored
ADR 293,622 1,359,470
#Tubacex SA 7,551 26,315
ΩUnicaja Banco SA 664,865 831,523
Vidrala SA 7,046 760,357
Viscofan SA 14,361 957,286
Vocento SA 52 38
TOTAL SPAIN 171,471,440
SWEDEN — (2.8%)
AAK AB 67,646 1,928,218
ΩAcadeMedia AB 49,555 304,276
AddLife AB, Class B 45,174 571,638
Addnode Group AB 39,159 389,758
AddTech AB, Class B 94,875 2,619,247
AFRY AB 44,454 663,483
Alfa Laval AB 80,309 3,526,825
ΩAlimak Group AB 13,458 153,697
Alleima AB 90,735 550,767
Alligo AB, Class B 7,887 92,874
ΩAmbea AB 54,822 467,010
*AQ Group AB 25,794 324,472
Arjo AB, Class B 104,723 343,529
Assa Abloy AB, Class B 249,625 7,766,334
Atlas Copco AB, Class A 882,587 14,467,760
Atlas Copco AB, Class B 356,796 5,153,511
Atrium Ljungberg AB, Class B 2,061 41,027
ΩAttendo AB 65,576 290,494
Avanza Bank Holding AB 50,686 1,049,716
Axfood AB 41,051 912,709
Balco Group AB 3,031 12,535
Beijer Alma AB, Class B 3,120 49,920
#Beijer Ref AB 94,359 1,409,646
Bergman & Beving AB 1,411 39,495
*Betsson AB, Class B 140,824 1,865,185
#*Better Collective A/S 15,709 205,244
*BHG Group AB 89,827 149,851
Bilia AB, Class A 14,050 165,185
Billerud Aktiebolag 102,083 900,139
BioGaia AB, Class B 30,828 303,957
Biotage AB 14,172 211,784
Boliden AB 127,430 3,939,593
#*Bonava AB, Class B 33,735 29,305
Ω*Boozt AB 26,059 290,057
ΩBravida Holding AB 104,863 771,278
Bufab AB 9,750 347,900
Bulten AB 1,388 8,964
Byggmax Group AB 34,529 144,182
#*Camurus AB 8,477 473,759
*Castellum AB 140,660 1,746,411
Catella AB 28 78
Catena AB 15,855 721,621
Cellavision AB 458 9,973
*Cint Group AB 69,133 82,507
Clas Ohlson AB, Class B 24,187 395,806
Cloetta AB, Class B 106,634 266,684
ΩCoor Service Management
Holding AB 42,974 149,886
Shares Value †
SWEDEN — (Continued)
Corem Property Group AB,
Class B 255,780 $ 171,157
CTT Systems AB 663 14,933
Dios Fastigheter AB 41,839 309,881
ΩDometic Group AB 132,172 714,590
Ω*Dustin Group AB 124,036 87,578
*Dynavox Group AB 6,106 35,095
Elanders AB, Class B 4 36
*Electrolux AB, Class B 50,762 423,173
Electrolux Professional AB,
Class B 39,239 268,437
Elekta AB, Class B 155,897 933,921
*Embracer Group AB 306,072 878,451
Ependion AB 1,214 11,686
Epiroc AB, Class A 215,041 4,168,158
Epiroc AB, Class B 70,158 1,199,237
Essity AB, Class A 16 448
Essity AB, Class B 174,032 4,892,391
ΩEvolution AB 52,950 4,973,318
Fabege AB 84,275 667,896
Fagerhult Group AB 18,444 103,424
*Fastighets AB Balder, Class B 233,109 1,795,584
*Fastighetsbolaget Emilshus
AB, Class B 95 395
Fenix Outdoor International AG 178 9,981
*Ferronordic AB 8 43
Fortnox AB 198,933 1,208,466
G5 Entertainment AB 899 7,772
Getinge AB, Class B 90,269 1,583,075
Granges AB 51,172 601,627
#H & M Hennes & Mauritz AB,
Class B 180,687 2,672,298
#Hanza AB 8,601 55,866
Heba Fastighets AB, Class B 9,231 28,211
Hemnet Group AB 35,930 1,122,891
Hexagon AB, Class B 468,076 4,356,149
*Hexatronic Group AB 95,536 387,946
Hexpol AB 108,974 1,027,610
HMS Networks AB 6,534 241,574
Holmen AB, Class B 36,981 1,452,275
Hufvudstaden AB, Class A 24,756 290,592
*Humana AB 3,528 12,513
Husqvarna AB, Class A 8 51
#Husqvarna AB, Class B 158,125 1,016,429
Indutrade AB 92,388 2,491,874
Instalco AB 124,783 377,613
*International Petroleum Corp. 46,215 520,456
INVISIO AB 14,327 358,843
Inwido AB 28,028 506,597
ITAB Shop Concept AB 4,263 10,359
JM AB 29,803 499,407
*Karnov Group AB 5,994 44,591
*K-fast Holding AB 4,772 9,745
KNOW IT AB 10,568 132,544
Lagercrantz Group AB, Class
B 73,902 1,435,212
Lifco AB, Class B 49,994 1,481,124
Lindab International AB 41,589 867,535
Loomis AB 40,049 1,248,625

Dimensional International Core Equity Market ETF
continued
Shares Value †
SWEDEN — (Continued)
*Medcap AB 3,219 $ 163,356
Medicover AB, Class B 13,563 233,232
MEKO AB 19,705 264,083
*Modern Times Group MTG
AB, Class B 57,214 406,378
Momentum Group AB 704 11,843
ΩMunters Group AB 46,461 747,280
Mycronic AB 32,261 1,245,209
NCAB Group AB 64,948 396,970
NCC AB, Class B 48,129 712,936
Nederman Holding AB 519 10,962
*Net Insight AB, Class B 33,425 24,584
New Wave Group AB, Class B 47,677 503,502
Nibe Industrier AB, Class B 194,282 934,002
*Nobia AB 291,975 136,573
Nolato AB, Class B 70,572 367,698
Nordic Paper Holding AB 20,100 93,098
Nordic Waterproofing Holding
AB 4,519 73,233
Nordnet AB 52,376 1,083,738
*Norion Bank AB 5,616 21,755
*Note AB 7,051 90,147
NP3 Fastigheter AB 3,743 86,753
Nyfosa AB 67,353 676,674
OEM International AB, Class B 2,676 31,161
#*Orron Energy ab 101,946 67,818
Peab AB, Class B 81,803 620,018
Platzer Fastigheter Holding
AB, Class B 21,883 184,062
Prevas AB, Class B 1,282 13,251
Proact IT Group AB 9,871 125,647
Ratos AB, Class B 131,973 419,352
RaySearch Laboratories AB 3,057 43,426
Rejlers AB 4 57
Rottneros AB 48 44
RVRC Holding AB 32,833 142,501
Saab AB, Class B 69,916 1,431,638
Sagax AB, Class B 77,848 1,853,792
Samhallsbyggnadsbolaget i
Norden AB, Class D 112 97
Sandvik AB 301,781 5,894,573
Scandi Standard AB 6,600 49,962
Ω*Scandic Hotels Group AB 312,083 2,005,197
*Sdiptech AB 15,015 336,503
*Sectra AB, Class B 39,367 1,041,197
Securitas AB, Class B 198,281 2,316,356
*Sensys Gatso Group AB 6 34
Ω*Sinch AB 315,552 934,265
Skandinaviska Enskilda
Banken AB, Class A 536,703 7,546,410
Skandinaviska Enskilda
Banken AB, Class C 8 114
Skanska AB, Class B 151,610 3,063,358
SKF AB, Class A 38 714
SKF AB, Class B 157,906 2,970,685
SkiStar AB 22,073 338,520
Solid Forsakring AB 511 4,107
SSAB AB, Class A 96,859 462,387
SSAB AB, Class B 296,518 1,388,917
Shares Value †
SWEDEN — (Continued)
*Stendorren Fastigheter AB 8 $ 148
*Stillfront Group AB 72,394 49,762
Storskogen Group AB, Class B 651,299 536,984
Svenska Cellulosa AB SCA,
Class A 8 104
Svenska Cellulosa AB SCA,
Class B 240,869 3,170,677
Svenska Handelsbanken AB,
Class A 396,280 4,103,516
Sweco AB, Class B 76,040 1,277,040
Swedbank AB, Class A 240,783 4,865,144
*Swedish Orphan Biovitrum AB 69,407 2,160,040
Synsam AB 31,144 140,147
Systemair AB 3,408 25,990
Tele2 AB, Class B 245,307 2,559,663
Telefonaktiebolaget LM
Ericsson, Class B 1,164,250 9,681,727
#Telia Co. AB 1,064,880 3,081,171
ΩThule Group AB 37,762 1,257,080
Trelleborg AB, Class B 86,115 2,845,806
Troax Group AB 2,888 58,569
#Truecaller AB, Class B 82,437 365,957
VBG Group AB, Class B 9,080 261,367
Vitec Software Group AB,
Class B 14,291 621,856
Vitrolife AB 32,539 718,287
Volati AB 1,178 10,855
Volvo AB, Class A 40,292 1,050,600
Volvo AB, Class B 649,739 16,802,051
#*Volvo Car AB, Class B 55,324 118,532
#Wallenstam AB, Class B 107,670 505,644
Wihlborgs Fastigheter AB 156,281 1,629,989
TOTAL SWEDEN 203,486,848
SWITZERLAND — (8.2%)
ABB, Ltd., Registered 413,077 22,882,373
Accelleron Industries AG 38,357 2,052,922
Adecco Group AG 62,010 1,940,547
Alcon AG 15,567 1,432,661
#Alcon AG, ADR 185,860 17,089,827
Allreal Holding AG, Registered 6,480 1,151,067
ALSO Holding AG, Registered 2,468 656,459
*ams-OSRAM AG 26,190 252,905
APG SGA SA 52 11,847
*Arbonia AG 23,225 327,143
*Aryzta AG 616,096 1,087,270
Autoneum Holding AG 2,088 279,140
Avolta AG 28,031 1,107,365
Baloise Holding AG,
Registered 22,255 4,269,810
Banque Cantonale de Geneve 24 7,105
Banque Cantonale Vaudoise,
Registered 13,118 1,306,187
#Barry Callebaut AG,
Registered 1,475 2,579,160
*Basilea Pharmaceutica AG,
Registered 5,236 259,166
Belimo Holding AG, Class R 2,975 1,967,966
Bell Food Group AG 1,061 324,546

Dimensional International Core Equity Market ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Bellevue Group AG 16 $ 271
Berner Kantonalbank AG,
Registered 1,441 388,288
BKW AG 7,987 1,400,288
Bossard Holding AG,
Registered 2,990 717,503
Bucher Industries AG,
Registered 2,929 1,139,827
Burckhardt Compression
Holding AG 1,482 1,088,320
Burkhalter Holding AG 1,578 161,869
Bystronic AG 470 179,369
Calida Holding AG, Registered 363 10,915
Cembra Money Bank AG 11,657 1,048,146
Chocoladefabriken Lindt &
Spruengli AG 23 2,670,522
Cie Financiere Richemont SA,
Registered 154,139 22,344,540
Clariant AG, Registered 87,697 1,216,014
Coltene Holding AG,
Registered 106 6,546
Comet Holding AG, Class R 2,346 777,297
COSMO Pharmaceuticals NV 4,349 336,473
Daetwyler Holding AG 1,178 198,082
DKSH Holding AG 15,349 1,095,216
#*DocMorris AG 5,712 224,596
dormakaba Holding AG 1,345 1,023,488
EFG International AG 39,621 540,682
Emmi AG, Registered 241 229,099
EMS-Chemie Holding AG 1,433 1,101,224
Flughafen Zurich AG,
Registered 8,943 2,103,627
Forbo Holding AG, Registered 474 465,394
ΩGalenica AG 22,098 1,921,787
#*GAM Holding AG 12,438 1,853
Geberit AG, Registered 13,471 8,425,022
Georg Fischer AG, Registered 31,617 2,292,571
Givaudan SA, Registered 2,496 11,826,196
Helvetia Holding AG,
Registered 15,300 2,586,862
Hiag Immobilien Holding AG 308 29,279
Holcim AG 201,526 19,828,648
Huber + Suhner AG,
Registered 7,574 714,743
Implenia AG, Registered 6,968 245,778
Inficon Holding AG, Registered 561 672,136
Interroll Holding AG, Class R 298 784,029
*Intershop Holding AG 1,326 186,165
Julius Baer Group, Ltd. 80,885 4,925,875
Jungfraubahn Holding AG,
Registered 2,294 436,674
Kardex Holding AG,
Registered 2,328 708,065
Komax Holding AG, Class R 1,539 195,067
Kuehne + Nagel International
AG, Class R 18,769 4,679,769
Landis+Gyr Group AG 76,284 6,131,303
LEM Holding SA, Registered 106 141,219
Shares Value †
SWITZERLAND — (Continued)
Liechtensteinische
Landesbank AG 1,231 $ 100,507
Logitech International SA,
Class R 8,689 711,037
#Logitech International SA,
Class R 41,233 3,368,736
Lonza Group AG, Registered 25,084 15,450,143
Luzerner Kantonalbank AG,
Registered 1,484 109,494
ΩMedacta Group SA 83 11,019
ΩMedmix AG 10,297 118,129
#Meier Tobler Group AG 1,545 51,101
Mikron Holding AG, Registered 2,562 44,443
Mobilezone Holding AG,
Registered 18,292 291,504
Mobimo Holding AG,
Registered 3,418 1,057,378
Ω*Montana Aerospace AG 13,682 241,140
Nestle SA, Registered 818,495 77,220,796
Novartis AG, Registered 232,658 25,238,025
#Novartis AG, Sponsored ADR 508,035 55,070,994
OC Oerlikon Corp. AG 104,319 476,053
Orior AG 785 38,991
Partners Group Holding AG 8,678 11,972,770
Plazza AG, Registered 36 13,614
Ω*PolyPeptide Group AG 6,937 231,046
PSP Swiss Property AG,
Registered 18,289 2,593,074
Rieter Holding AG, Registered 1,423 150,413
Roche Holding AG 237,465 73,571,035
Roche Holding AG 8,291 2,811,289
Romande Energie Holding SA,
Registered 250 13,386
Sandoz Group AG 107,244 4,880,365
Sandoz Group AG, ADR 67,959 3,099,610
Schindler Holding AG,
Registered 10,155 2,889,013
Schweiter Technologies AG 408 186,613
Ω*Sensirion Holding AG 822 59,889
SFS Group AG 4,961 709,124
*SGS SA, Registered 60,382 6,389,445
Siegfried Holding AG,
Registered 3,057 3,994,923
SIG Group AG 123,856 2,662,754
Sika AG, Registered 51,443 14,307,901
SKAN Group AG 3,785 337,923
Softwareone Holding AG 35,213 317,638
Sonova Holding AG 16,919 6,167,305
St. Galler Kantonalbank AG,
Registered 110 53,556
Stadler Rail AG 18,648 532,677
Straumann Holding AG, Class
R 31,619 4,168,574
Sulzer AG, Registered 7,715 1,190,217
Swatch Group AG (The) 9,236 373,307
Swatch Group AG (The) 9,566 1,953,137
Swiss Life Holding AG 11,447 9,324,930
Swiss Prime Site AG,
Registered 30,013 3,250,512

Dimensional International Core Equity Market ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Swiss Re AG 125,710 $ 16,086,286
Swisscom AG, Registered 10,692 6,503,981
Swissquote Group Holding SA,
Registered 5,007 1,703,550
Tecan Group AG, Class R 3,002 756,836
Temenos AG, Registered 22,827 1,577,326
TX Group AG 1,197 205,152
u-blox Holding AG 3,404 259,817
UBS Group AG 318,964 9,789,874
#UBS Group AG, ADR 605,126 18,565,266
Valiant Holding AG 7,852 913,509
ΩVAT Group AG 7,952 3,306,053
Vaudoise Assurances Holding
SA 305 162,253
Vetropack Holding AG 4,960 164,052
Vontobel Holding AG, Class R 11,989 779,209
VP Bank AG, Class A 164 13,845
Ypsomed Holding AG,
Registered 1,063 471,447
Zehnder Group AG,
Registered 4,080 227,427
Zug Estates Holding AG, Class
B 9 19,724
Zurich Insurance Group AG 42,667 25,204,468
TOTAL SWITZERLAND 592,701,708
UNITED KINGDOM — (12.4%)
4imprint Group PLC 4,040 265,414
abrdn PLC 412 700
Admiral Group PLC 107,591 3,546,622
ΩAirtel Africa PLC 364,882 478,491
AJ Bell PLC 77,947 445,443
Anglo American PLC 467,593 14,427,801
Antofagasta PLC 138,735 3,089,263
Ashmore Group PLC 102,781 278,551
Ashtead Group PLC 202,507 15,069,174
*ASOS PLC 485 2,228
Associated British Foods PLC 122,265 3,491,175
AstraZeneca PLC 422,960 60,043,768
ΩAuto Trader Group PLC 388,939 4,196,313
Aviva PLC 970,465 5,653,206
B&M European Value Retail
SA 464,390 2,314,129
Babcock International Group
PLC 364,251 2,210,363
BAE Systems PLC 961,332 15,449,140
Balfour Beatty PLC 219,480 1,255,107
Bank of Georgia Group PLC 10,940 585,102
Barclays PLC 6,604,124 20,165,070
Barratt Redrow PLC 604,370 3,468,550
Beazley PLC 240,931 2,340,173
Bellway PLC 52,352 1,908,800
*Berkeley Group Holdings PLC 36,820 2,095,155
Bodycote PLC 24,916 177,464
#*boohoo Group PLC 100,190 38,153
BP PLC 5,884,846 28,496,660
Breedon Group PLC 13,555 76,678
British American Tobacco PLC 601,590 20,843,962
Britvic PLC 115,475 1,897,316
Shares Value †
UNITED KINGDOM — (Continued)
BT Group PLC 3,057,673 $ 5,434,719
Bunzl PLC 117,100 5,136,731
Burberry Group PLC 42,177 424,796
*Carnival PLC 27,701 554,504
Centamin PLC 279,679 570,994
Centrica PLC 2,410,103 3,634,582
*Close Brothers Group PLC 217 636
Coats Group PLC 619,262 754,751
Coca-Cola HBC AG 91,805 3,198,575
Compass Group PLC 545,891 17,650,817
Computacenter PLC 32,023 901,627
ΩConvaTec Group PLC 428,348 1,175,201
Cranswick PLC 21,804 1,421,232
Croda International PLC 36,186 1,723,652
CVS Group PLC 4,199 50,907
DCC PLC 42,323 2,668,381
Diageo PLC 713,495 22,006,049
Diploma PLC 31,921 1,747,443
Direct Line Insurance Group
PLC 574,477 1,213,476
Domino's Pizza Group PLC 71,257 275,933
Dr. Martens PLC 257 181
Drax Group PLC 178,400 1,428,907
DS Smith PLC 496,841 3,484,441
Dunelm Group PLC 48,215 688,679
easyJet PLC 117,945 774,553
Energean PLC 61,556 796,140
Entain PLC 220,178 2,108,876
*<Evraz PLC 42,010 –
Experian PLC 322,251 15,648,119
Fevertree Drinks PLC 11,255 107,512
*Flutter Entertainment PLC 39,272 9,158,855
*Frasers Group PLC 79,087 773,768
Fresnillo PLC 62,187 591,233
Future PLC 222 2,504
Games Workshop Group PLC 13,204 2,030,288
Gamma Communications PLC 11,541 235,621
Glencore PLC 3,173,472 16,576,864
Grafton Group PLC 78,803 1,014,747
Grainger PLC 302,349 882,379
Greggs PLC 48,666 1,715,592
GSK PLC 1,499,037 26,836,659
Haleon PLC 1,743,600 8,347,904
Halma PLC 119,643 3,807,005
Harbour Energy PLC 179,741 638,713
Hargreaves Lansdown PLC 168,404 2,355,603
Hays PLC 619,615 616,572
*Helios Towers PLC 232 317
Hikma Pharmaceuticals PLC 67,724 1,615,130
Hill & Smith PLC 22,288 583,118
*Hiscox, Ltd. 137,193 1,908,447
Howden Joinery Group PLC 263,281 2,850,050
HSBC Holdings PLC 5,732,775 52,454,501
IMI PLC 107,362 2,277,485
Imperial Brands PLC 388,107 11,660,873
Inchcape PLC 154,121 1,418,717
*Indivior PLC 27,531 242,633
Informa PLC 469,593 4,881,758

Dimensional International Core Equity Market ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
IntegraFin Holdings PLC 51,000 $ 241,290
InterContinental Hotels Group
PLC 57,263 6,303,332
International Distribution
Services PLC 330,405 1,432,370
International Workplace Group
PLC 249,774 512,509
Intertek Group PLC 69,052 4,126,324
Investec PLC 236,886 1,812,079
ITV PLC 1,246,951 1,184,717
J Sainsbury PLC 739,768 2,531,771
JD Sports Fashion PLC 704,627 1,123,316
JET2 PLC 45,357 837,958
*John Wood Group PLC 63,153 102,708
Johnson Matthey PLC 62,844 1,202,230
Ω*Just Eat Takeaway.com NV 20,378 231,860
Just Group PLC 44,943 77,426
Kainos Group PLC 217 2,084
Kingfisher PLC 621,723 2,337,996
Lancashire Holdings, Ltd. 90,895 737,378
Legal & General Group PLC 2,447,990 6,832,669
Lloyds Banking Group PLC 21,960,253 15,076,464
London Stock Exchange
Group PLC 90,254 12,201,034
Man Group PLC 512,545 1,308,676
Marks & Spencer Group PLC 857,122 4,141,144
Marshalls PLC 242 1,058
Melrose Industries PLC 493,134 3,011,476
*Mitchells & Butlers PLC 37,486 120,725
Mitie Group PLC 56,203 84,252
*Mobico Group PLC 292 260
Mondi PLC 165,659 2,672,881
MONY Group PLC 217 524
Morgan Sindall Group PLC 9,508 457,785
*National Grid PLC 1,300,124 16,317,156
NatWest Group PLC 2,557,608 12,090,618
Next PLC 50,017 6,295,369
Ninety One PLC 1,618 3,436
*Ocado Group PLC 18,234 81,556
OSB Group PLC 158,208 719,626
Pagegroup PLC 138,042 634,288
Pearson PLC 231,098 3,385,567
Pennon Group PLC 128,194 897,401
Persimmon PLC 118,810 2,240,805
Pets at Home Group PLC 120,881 460,324
Phoenix Group Holdings PLC 252,990 1,597,654
*Playtech PLC 64,776 604,605
Plus500, Ltd. 43,150 1,299,238
#*Polestar Automotive Holding
UK PLC, Class A, ADR 22,225 24,670
Premier Foods PLC 160,591 388,976
Prudential PLC 646,557 5,358,189
QinetiQ Group PLC 198,069 1,168,827
Reckitt Benckiser Group PLC 243,202 14,645,524
RELX PLC 593,111 27,146,064
Renishaw PLC 4,415 178,798
Rentokil Initial PLC 623,798 3,107,682
RHI Magnesita NV 272 11,225
Rightmove PLC 220,903 1,672,208
Shares Value †
UNITED KINGDOM — (Continued)
Rio Tinto PLC 332,102 $ 21,416,570
*Rolls-Royce Holdings PLC 3,018,622 20,778,203
Rotork PLC 342,507 1,322,788
RS GROUP PLC 186,609 1,667,394
RWS Holdings PLC 222 419
Sage Group PLC (The) 351,816 4,384,696
Savills PLC 39,649 547,466
Schroders PLC 241,508 1,068,097
Serco Group PLC 397,300 894,387
Severn Trent PLC 106,404 3,512,965
*Shell PLC 2,454,521 81,368,214
Smith & Nephew PLC 297,708 3,678,195
Smiths Group PLC 126,762 2,491,825
Softcat PLC 50,808 1,107,191
Spectris PLC 37,295 1,206,375
Spirax Group PLC 23,529 1,952,633
*Spirent Communications PLC 29,435 63,576
*SSE PLC 449,443 10,175,479
SSP Group PLC 483 1,001
St James's Place PLC 150,539 1,573,477
*Standard Chartered PLC 913,419 10,573,686
*Synthomer PLC 18,132 41,960
Tate & Lyle PLC 160,257 1,545,252
Taylor Wimpey PLC 1,161,644 2,184,934
TBC Bank Group PLC 11,094 392,231
Telecom Plus PLC 6,180 133,481
Tesco PLC 3,156,634 13,887,534
TP ICAP Group PLC 334,969 966,812
Ω*Trainline PLC 47,769 239,023
Travis Perkins PLC 83,578 868,209
*TUI AG 160 1,328
Unilever PLC 28,805 1,758,115
Unilever PLC 758,181 46,105,733
United Utilities Group PLC 230,366 3,028,326
Victrex PLC 2,445 26,782
*Vistry Group PLC 131,726 1,540,264
Vodafone Group PLC 8,931,433 8,269,803
Ω*Watches of Switzerland
Group PLC 232 1,214
Weir Group PLC (The) 94,232 2,532,011
WH Smith PLC 60,502 1,026,750
Whitbread PLC 68,049 2,635,978
Wickes Group PLC 55,375 113,908
*Wise PLC, Class A 26,027 236,238
WPP PLC 447,116 4,677,985
TOTAL UNITED KINGDOM 898,404,331
UNITED STATES — (0.0%)
*ADTRAN Holdings, Inc. 3,108 19,975
Alcoa Corp. 21,483 854,975
CRH PLC 163 15,495
Newmont Corp. 3,188 148,174
Noble Corp. PLC 855 27,318
Smurfit WestRock PLC 48 2,478
TOTAL UNITED STATES 1,068,415
TOTAL COMMON STOCKS 7,033,483,210

Dimensional International Core Equity Market ETF
continued
Shares Value †
UNITED STATES — (Continued)
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG 20,961 $ 1,537,184
ΩDr. Ing. h.c. F. Porsche AG 27,535 1,932,302
Draegerwerk AG & Co. KGaA 3,645 176,688
FUCHS SE 31,476 1,463,237
Henkel AG & Co. KGaA 85,432 7,380,962
Jungheinrich AG 12,825 349,756
Porsche Automobil Holding SE 61,056 2,527,456
#Sartorius AG 4,982 1,285,646
Sixt SE 3,747 233,499
STO SE & Co. KGaA 4 530
Volkswagen AG 92,866 8,966,901
TOTAL GERMANY 25,854,161
TOTAL PREFERRED
STOCKS 25,854,161
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Arafura Rare Earths, Ltd.
6/20/2025 10,823 121
*Imugene, Ltd. 8/31/2026 42,809 589
TOTAL AUSTRALIA 710
CANADA — (0.0%)
*Constellation Software, Inc. 3,799 –
TOTAL CANADA –
Shares Value †
ITALY — (0.0%)
*CIR Spa Compagnie
Industriali 11/11/2024 24,991 $ –
#*Webuild SpA 8/31/2030 17 –
TOTAL ITALY –
SWITZERLAND — (0.0%)
*GAM Holding AG 11/14/2024 12,438 1,521
TOTAL SWITZERLAND 1,521
UNITED KINGDOM — (0.0%)
*Cazoo Group, Ltd. 12/6/2028 3 –
*Cazoo Group, Ltd. 12/6/2028 2 –
*Cazoo Group, Ltd. 12/6/2028 2 –
TOTAL UNITED KINGDOM –
TOTAL RIGHTS/WARRANTS 2,231
TOTAL INVESTMENT SECURITIES — (97.8%)
(Cost $6,267,919,984) 7,059,339,602
SECURITIES LENDING COLLATERAL — ( 2.2% )
@§The DFA Short Term
Investment Fund 13,642,916 157,793,970
TOTAL INVESTMENTS — ( 100.0% )
(Cost $6,425,713,954) $ 7,217,133,572
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $113,963,700 which represented 1.6% of the net assets of the Fund.
As of October 31, 2024 , Dimensional International Core Equity Market ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 30 12/20/24 $ 8,682,119 $ 8,607,750 $ (74,369)
Total Futures Contracts ..............
$ 8,682,119 $ 8,607,750 $ (74,369)

Dimensional International Core Equity Market ETF
continued
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 478,334,574 $ 506,951 $ 14 $ 478,841,539
Austria .............................. 19,564,318 — — 19,564,318
Belgium ............................. 61,501,658 — — 61,501,658
Canada ............................. 797,425,856 704 — 797,426,560
China ............................... 684,841 — — 684,841
Denmark ............................ 210,822,756 — — 210,822,756
Finland .............................. 80,629,903 — — 80,629,903
France .............................. 620,808,006 — — 620,808,006
Germany ............................ 513,341,759 — — 513,341,759
Hong Kong ........................... 113,991,463 — 1,021 113,992,484
Ireland .............................. 19,105,972 — — 19,105,972
Israel ............................... 46,353,486 — — 46,353,486
Italy ................................ 192,274,616 — — 192,274,616
Japan ............................... 1,613,778,525 — — 1,613,778,525
Netherlands .......................... 247,559,502 — — 247,559,502
New Zealand ......................... 15,159,434 128,874 — 15,288,308
Norway .............................. 51,285,919 — — 51,285,919
Portugal ............................. 13,853,834 — — 13,853,834
Singapore ............................ 69,236,482 — — 69,236,482
Spain ............................... 171,453,144 18,296 — 171,471,440
Sweden ............................. 203,486,848 — — 203,486,848
Switzerland ........................... 592,701,708 — — 592,701,708
United Kingdom ....................... 898,403,003 1,328 — 898,404,331
United States ......................... 1,068,415 — — 1,068,415
Preferred Stocks
Germany ............................ 25,854,161 — — 25,854,161
Rights/Warrants
Australia ............................. 710 — — 710
Canada ............................. — — — —
Italy ................................ — — — —
Switzerland ........................... — 1,521 — 1,521
United Kingdom ....................... — — — —
Securities Lending Collateral ............... — 157,793,970 — 157,793,970
Total Investments ........................ $7,058,680,893 $158,451,644 $1,035> $7,217,133,572
Financial Instruments
Liabilities
Futures Contracts** ...................... (74,369) — — (74,369)
Total Other Financial Instruments ........... $(74,369) $– $– $(74,369)
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

Dimensional International Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value †
COMMON STOCKS — (96.6%)
AUSTRALIA — (6.2%)
#Accent Group, Ltd. 559,116 $ 864,280
*Acrow, Ltd. 291,518 202,401
*Adairs, Ltd. 171,156 298,205
AGL Energy, Ltd. 264,646 1,816,633
*Ainsworth Game Technology,
Ltd. 184 87
*Alkane Resources, Ltd. 162,265 60,582
*Alliance Aviation Services,
Ltd. 43,439 76,822
#ALS, Ltd. 282,916 2,612,867
#*AMA Group, Ltd. 2,566 108
Amotiv, Ltd. 152,805 1,065,928
AMP, Ltd. 2,682,901 2,512,935
Ampol, Ltd. 203,454 3,718,014
Ansell, Ltd. 129,045 2,621,945
*ANZ Group Holdings, Ltd. 442,216 9,022,629
*APA Group 293,105 1,338,125
#*Appen, Ltd. 25,925 34,132
#*Arafura Rare Earths, Ltd. 1,228,533 120,703
*ARB Corp., Ltd. 60,802 1,652,748
Aristocrat Leisure, Ltd. 182,116 7,338,462
#ARN Media, Ltd. 169,792 82,298
ASX, Ltd. 18,275 778,296
Atlas Arteria, Ltd. 412,370 1,318,097
AUB Group, Ltd. 69,798 1,462,049
#*Audinate Group, Ltd. 16,358 100,180
*Aurelia Metals, Ltd. 1,104,049 133,783
Aurizon Holdings, Ltd. 1,864,318 4,127,407
Aussie Broadband, Ltd. 166,790 397,660
*Austal, Ltd. 316,343 685,846
#*Austin Engineering, Ltd. 540 186
#*Australian Agricultural Co.,
Ltd. 234,363 215,678
#Australian Clinical Labs, Ltd. 206,679 491,410
Australian Ethical Investment,
Ltd. 71,778 211,565
#*Australian Strategic
Materials, Ltd. 65,832 23,069
*Auswide Bank, Ltd. 35,396 97,838
Autosports Group, Ltd. 6,982 10,290
*AVZ Minerals, Ltd. 2,747 288
#Baby Bunting Group, Ltd. 28,333 33,404
Bank of Queensland, Ltd. 735,072 3,139,193
Bapcor, Ltd. 367,921 1,103,724
*BCI Minerals, Ltd. 114,768 23,679
Beach Energy, Ltd. 1,495,065 1,224,082
#*Beacon Lighting Group, Ltd. 166 319
*Bega Cheese, Ltd. 340,126 1,147,328
Bell Financial Group, Ltd. 28,377 23,605
Bendigo & Adelaide Bank, Ltd. 448,287 3,611,618
BHP Group, Ltd. 282,442 7,888,366
#BHP Group, Ltd., Sponsored
ADR 459,721 25,496,127
BlueScope Steel, Ltd. 279,880 3,723,252
Shares Value †
AUSTRALIA — (Continued)
Brambles, Ltd. 545,717 $ 6,562,673
#*Bravura Solutions, Ltd. 316,943 315,548
Breville Group, Ltd. 77,507 1,614,391
Brickworks, Ltd. 75,949 1,350,120
Capral, Ltd. 12,613 78,897
*Capricorn Metals, Ltd. 321,303 1,327,959
*CAR Group, Ltd. 55,782 1,380,374
#*Catapult Group International,
Ltd. 152 261
#Cedar Woods Properties, Ltd. 65,580 246,990
#*Chalice Mining, Ltd. 87,012 103,442
*Challenger, Ltd. 465,169 1,843,346
Champion Iron, Ltd. 429,449 1,648,351
#*Chrysos Corp., Ltd. 10,044 35,789
*Clean Seas Seafood, Ltd. 236 32
*Cleanaway Waste
Management, Ltd. 1,186,409 2,121,474
#Clinuvel Pharmaceuticals,
Ltd. 7,758 72,157
*Coast Entertainment
Holdings, Ltd. 425,178 125,321
Cochlear, Ltd. 16,505 3,061,823
Codan, Ltd. 99,951 1,034,391
*Cogstate, Ltd. 17,344 11,133
*Coles Group, Ltd. 561,533 6,469,664
*Collins Foods, Ltd. 140,074 766,098
Commonwealth Bank of
Australia 249,862 23,362,372
Computershare, Ltd. 179,500 3,101,558
*Cooper Energy, Ltd. 2,832,790 324,708
ΩCoronado Global Resources,
Inc. 246,922 164,160
Corporate Travel
Management, Ltd. 10,834 87,994
CSL, Ltd. 27,368 5,143,869
Dalrymple Bay Infrastructure,
Ltd. 18,398 40,370
Data#3, Ltd. 174,693 838,726
*Dicker Data, Ltd. 72,654 410,687
Domain Holdings Australia,
Ltd. 180,336 356,722
#*Domino's Pizza Enterprises,
Ltd. 6,946 152,321
Downer EDI, Ltd. 727,308 2,672,525
*DUG Technology, Ltd. 4,533 5,523
#*DUG Technology, Ltd. 33,669 41,019
*Duratec, Ltd. 66,684 72,069
#Eagers Automotive, Ltd. 42,841 311,756
Elanor Investor Group 136 73
*Elders, Ltd. 172,801 965,464
*Emeco Holdings, Ltd. 326,275 164,557
*Emerald Resources NL 425,796 1,176,941
#*EML Payments, Ltd. 121,257 53,214
#Endeavour Group, Ltd. 983,921 3,022,551
*Energy World Corp., Ltd. 2,464 32

Dimensional International Core Equity 2 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
Enero Group, Ltd. 41,960 $ 30,507
*EQT Holdings, Ltd. 15,523 315,194
*Eureka Group Holdings, Ltd. 318 132
Euroz Hartleys Group, Ltd. 174 94
Evolution Mining, Ltd. 1,495,315 5,132,212
EVT, Ltd. 48,950 350,440
*Fenix Resources, Ltd. 395,286 69,906
Fiducian Group, Ltd. 2,067 12,388
Finbar Group, Ltd. 43,281 25,373
*FleetPartners Group, Ltd. 339,065 650,716
#Fleetwood, Ltd. 89,986 120,828
#Flight Centre Travel Group,
Ltd. 187,948 1,967,230
Fortescue, Ltd. 570,888 7,168,258
G8 Education, Ltd. 711,392 624,388
*Genesis Minerals, Ltd. 136,372 218,843
*Gold Road Resources, Ltd. 1,250,994 1,638,800
GR Engineering Services, Ltd. 62,806 86,801
GrainCorp, Ltd., Class A 233,594 1,380,095
Grange Resources, Ltd. 607,022 99,400
GWA Group, Ltd. 216,918 331,049
*Hansen Technologies, Ltd. 146,417 476,638
Harvey Norman Holdings, Ltd. 484,526 1,453,527
*Healius, Ltd. 584,904 634,050
Helia Group, Ltd. 393,153 1,048,085
Helloworld Travel, Ltd. 4,401 5,203
Horizon Oil, Ltd. 590,956 73,544
HUB24, Ltd. 20,509 928,380
#IDP Education, Ltd. 9,680 88,322
IGO, Ltd. 273,417 940,211
*Iluka Resources, Ltd. 351,280 1,350,617
Imdex, Ltd. 388,907 662,308
#*Immutep, Ltd. 481,803 89,940
Incitec Pivot, Ltd. 1,367,350 2,695,795
Infomedia, Ltd. 264,092 245,632
Inghams Group, Ltd. 390,526 734,129
*Insignia Financial, Ltd. 611,502 1,325,765
Insurance Australia Group, Ltd. 1,284,594 6,310,558
#Integral Diagnostics, Ltd. 122,999 252,166
IPD Group, Ltd. 14,494 43,860
*IPH, Ltd. 207,952 731,439
*IRESS, Ltd. 127,326 829,814
IVE Group, Ltd. 107,997 150,672
*James Hardie Industries PLC 151,206 4,839,083
JB Hi-Fi, Ltd. 83,851 4,505,278
Johns Lyng Group, Ltd. 14,636 36,717
*Judo Capital Holdings, Ltd. 228,497 281,371
Jupiter Mines, Ltd. 1,154,749 132,363
#Karoon Energy, Ltd. 684,458 623,164
#*Kelsian Group, Ltd. 58,813 151,008
*Kogan.com, Ltd. 22,727 69,369
Korvest, Ltd. 1,796 10,881
*Lendlease Corp., Ltd. 615,417 2,733,001
#Lifestyle Communities, Ltd. 31,135 175,791
*Lindsay Australia, Ltd. 124,908 69,542
Lottery Corp., Ltd. (The) 751,083 2,454,873
#Lovisa Holdings, Ltd. 62,688 1,228,532
Lycopodium, Ltd. 23,980 180,158
Shares Value †
AUSTRALIA — (Continued)
#*Lynas Rare Earths, Ltd. 390,120 $ 1,942,014
#Maas Group Holdings, Ltd. 4,399 13,542
#*Mach7 Technologies, Ltd. 96 29
Macmahon Holdings, Ltd. 684,400 170,347
Macquarie Group, Ltd. 34,049 5,163,150
*Macquarie Technology
Group, Ltd. 6,633 358,734
#Mader Group, Ltd. 52 207
Magellan Financial Group, Ltd. 207,146 1,459,921
*Mayne Pharma Group, Ltd. 61,400 172,933
McMillan Shakespeare, Ltd. 57,365 548,956
Medibank Pvt Ltd. 834,455 1,962,176
*Megaport, Ltd. 10,548 48,363
#*Mesoblast, Ltd. 526,559 455,262
*Metals X, Ltd. 196,087 62,292
*Metcash, Ltd. 1,132,472 2,269,810
*Mineral Resources, Ltd. 52,709 1,360,259
*Monadelphous Group, Ltd. 101,192 836,462
Monash IVF Group, Ltd. 253,413 195,033
*Mount Gibson Iron, Ltd. 259,861 51,914
#Myer Holdings, Ltd. 659,544 390,961
*MyState, Ltd. 123,358 307,038
#*Nanosonics, Ltd. 1,565 3,280
National Australia Bank, Ltd. 582,285 14,798,167
Netwealth Group, Ltd. 122,567 2,222,988
*Neuren Pharmaceuticals, Ltd. 28,257 228,578
#New Hope Corp., Ltd. 533,071 1,700,414
*NEXTDC, Ltd. 127,487 1,371,133
*nib holdings, Ltd. 491,605 1,861,164
Nick Scali, Ltd. 81,245 749,273
Nickel Industries, Ltd. 1,684,416 998,478
Nine Entertainment Co.
Holdings, Ltd. 71,078 54,703
*Northern Star Resources, Ltd. 444,649 5,163,767
NRW Holdings, Ltd. 544,830 1,377,491
Nufarm, Ltd. 363,125 915,709
*Nuix, Ltd. 83,728 424,475
Objective Corp., Ltd. 17,163 182,116
*OFX Group, Ltd. 223,030 213,283
oOh!media, Ltd. 385,370 311,735
*Orica, Ltd. 392,346 4,456,141
Origin Energy, Ltd. 523,172 3,299,981
Orora, Ltd. 1,063,707 1,679,112
Pacific Smiles Group, Ltd. 108 135
*Paladin Energy, Ltd. 101,026 674,954
*Pantoro, Ltd. 512,792 41,985
Peet, Ltd. 201,594 180,240
#*PeopleIN, Ltd. 25,350 13,698
Perenti, Ltd. 898,576 691,565
*Perpetual, Ltd. 72,735 965,214
Perseus Mining, Ltd. 1,610,295 3,027,108
*PEXA Group, Ltd. 91,920 819,424
#*Pilbara Minerals, Ltd. 339,261 633,314
*Pinnacle Investment
Management Group, Ltd. 25,206 332,344
#Platinum Asset Management,
Ltd. 325,251 260,973
*Playside Studios, Ltd. 43,893 14,231

Dimensional International Core Equity 2 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
PointsBet Holdings, Ltd. 26,726 $ 13,829
<PPK Mining Equipment
Group 8 –
Praemium, Ltd. 242,810 107,352
Premier Investments, Ltd. 100,985 2,232,396
Pro Medicus, Ltd. 20,621 2,631,517
#Propel Funeral Partners, Ltd. 18,526 73,535
#PWR Holdings, Ltd. 74,708 445,296
*Qantas Airways, Ltd. 216,699 1,146,856
QBE Insurance Group, Ltd. 851,810 9,602,055
Qube Holdings, Ltd. 808,567 1,970,151
*Ramelius Resources, Ltd. 1,183,238 1,852,297
*Ramsay Health Care, Ltd. 114,775 3,019,880
#REA Group, Ltd. 13,770 2,046,668
#*ReadyTech Holdings, Ltd. 13,591 26,439
Reece, Ltd. 60,039 897,014
*Regal Partners, Ltd. 10,849 26,293
Regis Healthcare, Ltd. 114,250 485,670
*Regis Resources, Ltd. 852,345 1,512,953
Reliance Worldwide Corp., Ltd. 657,667 2,244,318
*Resolute Mining, Ltd. 2,377,020 1,276,695
#*Retail Food Group, Ltd. 3,172 135
Ridley Corp., Ltd. 282,232 489,883
#Rio Tinto, Ltd. 128,261 10,023,331
#*RPMGlobal Holdings, Ltd. 110,994 216,649
*Sandfire Resources, Ltd. 517,291 3,513,616
Santos, Ltd. 2,609,356 11,587,871
*Scidev, Ltd. 26,117 10,178
SEEK, Ltd. 131,171 2,142,767
*Select Harvests, Ltd. 170,371 403,966
#Servcorp, Ltd. 18,379 60,552
Service Stream, Ltd. 475,403 471,754
Seven Group Holdings, Ltd. 77,130 2,107,697
*Seven West Media, Ltd. 651,767 68,305
SG Fleet Group, Ltd. 93,403 165,795
Shaver Shop Group, Ltd. 96,571 87,607
Sigma Healthcare, Ltd. 1,523,676 1,956,092
Sims, Ltd. 22,078 183,656
SmartGroup Corp., Ltd. 110,131 560,494
Sonic Healthcare, Ltd. 124,612 2,198,046
South32, Ltd. 2,317,053 5,585,016
*Southern Cross Electrical
Engineering, Ltd. 24,026 25,651
#Southern Cross Media
Group, Ltd. 169,175 57,621
*Spartan Resources, Ltd. 445 463
SRG Global, Ltd. 467,527 342,977
#*St. Barbara, Ltd. 696,291 209,792
Stanmore Resources, Ltd. 132,199 271,893
#*Star Entertainment Group,
Ltd. (The) 877,657 137,967
Steadfast Group, Ltd. 537,319 1,935,689
#*Strike Energy, Ltd. 178,796 25,179
Suncorp Group, Ltd. 430,532 5,053,404
<Sunland Group, Ltd. 42,532 390
Super Retail Group, Ltd. 197,817 1,883,947
#*Superloop, Ltd. 332,567 407,344
*Tabcorp Holdings, Ltd. 1,053,046 324,180
Shares Value †
AUSTRALIA — (Continued)
Technology One, Ltd. 219,969 $ 3,519,861
*Telix Pharmaceuticals, Ltd. 30,115 412,850
Telstra Group, Ltd. 1,289,400 3,226,203
*Temple & Webster Group,
Ltd. 15,839 119,826
*<Ten Sixty Four, Ltd. 340 25
#TPG Telecom, Ltd. 276,577 818,832
*Transurban Group 354,807 2,953,781
Treasury Wine Estates, Ltd. 276,790 2,054,097
*Tuas, Ltd. 77,031 259,844
#*Tyro Payments, Ltd. 188,286 95,579
*Vault Minerals, Ltd. 5,588,369 1,445,848
Ventia Services Group Pty,
Ltd. 856,785 2,575,877
ΩViva Energy Group, Ltd. 776,829 1,338,202
*WEB Travel Group, Ltd. 157,862 416,700
#*Webjet Group, Ltd. 157,862 80,135
Wesfarmers, Ltd. 197,505 8,703,715
*West African Resources, Ltd. 1,240,427 1,490,898
*Westgold Resources, Ltd. 234,843 476,779
Westgold Resources, Ltd. 600,573 1,266,667
Westpac Banking Corp. 538,574 11,330,825
Whitehaven Coal, Ltd. 745,885 3,327,052
*<Wiluna Mining Corp., Ltd. 216 5
*WiseTech Global, Ltd. 22,592 1,750,276
Woodside Energy Group, Ltd. 535,058 8,333,997
Woolworths Group, Ltd. 266,262 5,225,064
Worley, Ltd. 288,190 2,642,698
*Xero, Ltd. 32,497 3,182,182
*XRF Scientific, Ltd. 61,210 65,752
#Yancoal Australia, Ltd. 426,959 1,823,368
TOTAL AUSTRALIA 444,826,763
AUSTRIA — (0.5%)
Addiko Bank AG 2,468 52,248
Agrana Beteiligungs AG 5,742 66,078
ANDRITZ AG 64,268 3,861,899
ΩBAWAG Group AG 62,699 4,832,896
#CA Immobilien Anlagen AG 24,784 598,404
*DO & CO AG 7,890 1,221,476
Erste Group Bank AG 83,908 4,713,226
*Eurotelesites AG 22,084 118,918
#*FACC AG 5,876 39,679
Frequentis AG 180 4,866
*Kapsch TrafficCom AG 4 32
#*Lenzing AG 12,020 407,144
#Oesterreichische Post AG 20,460 647,490
OMV AG 145,005 5,997,862
Palfinger AG 8,857 194,715
*POLYTEC Holding AG 7,380 20,191
Porr AG 17,387 273,704
Raiffeisen Bank International
AG 32,954 589,953
*Rosenbauer International AG 388 14,490
*S IMMO AG 1,104 26,488
Schoeller-Bleckmann Oilfield
Equipment AG 2,663 79,938
#Semperit AG Holding 5,675 70,236
Strabag SE 5,064 199,302

Dimensional International Core Equity 2 ETF
continued
Shares Value †
AUSTRIA — (Continued)
Telekom Austria AG 103,685 $ 858,873
*UBM Development AG 510 10,631
UNIQA Insurance Group AG 98,847 774,799
Verbund AG 22,146 1,808,013
Vienna Insurance Group AG
Wiener Versicherung Gruppe 30,740 976,154
voestalpine AG 82,825 1,712,951
Wienerberger AG 85,498 2,571,131
Zumtobel Group AG 16,845 96,925
TOTAL AUSTRIA 32,840,712
BELGIUM — (1.1%)
Ackermans & van Haaren NV 24,582 4,982,531
Ageas SA 181,990 9,459,979
*AGFA-Gevaert NV 27,302 28,484
Anheuser-Busch InBev SA 242,948 14,501,287
*Argenx SE, Sponsored ADR 2,383 1,397,153
Azelis Group NV 43,216 855,303
Barco NV 8,681 106,968
Bekaert SA 37,397 1,360,097
bpost SA 19,267 50,306
Cie d'Entreprises CFE 906 5,990
#CMB Tech NV, ADR 70,999 987,596
Colruyt Group N.V 48,683 2,267,374
Deceuninck NV 80,940 203,424
Deme Group NV 7,729 1,171,378
D'ieteren Group 3,745 807,051
Econocom Group SA 50,424 107,953
Elia Group SA 16,152 1,531,714
EVS Broadcast Equipment SA 11,723 362,084
Fagron 58,983 1,187,203
Greenyard NV 13,116 85,151
*Hyloris Pharmaceuticals SA 644 3,985
#*Immobel SA 2,756 56,011
Jensen-Group NV 4 181
KBC Group NV 219,757 15,908,411
#Kinepolis Group NV 8,246 346,004
Lotus Bakeries NV 285 3,719,100
Melexis NV 17,159 1,111,197
*Nyxoah SA 505 4,798
*Ontex Group NV 54,184 452,362
*Orange Belgium SA 4,149 66,665
Proximus SADP 154,228 1,120,154
Recticel SA 16,976 221,897
Sipef NV 2,962 182,008
Solvay SA, Class A 63,645 2,560,697
Syensqo SA 38,174 2,943,730
#Tessenderlo Group SA 21,751 585,625
UCB SA 18,867 3,621,376
Van de Velde NV 4,288 145,476
#VGP NV 12,572 1,049,589
Viohalco SA 40 224
TOTAL BELGIUM 75,558,516
CANADA — (11.1%)
*5N Plus, Inc. 65,044 331,298
*Acadian Timber Corp. 2,216 29,267
*ACT Energy Technologies,
Ltd. 6,643 28,498
ADENTRA, Inc. 20,943 576,779
Shares Value †
CANADA — (Continued)
ADF Group, Inc. 18,000 $ 131,454
*Advantage Energy, Ltd. 167,369 1,045,794
Aecon Group, Inc. 77,141 1,283,331
Ag Growth International, Inc. 17,060 604,097
*AGF Management, Ltd.,
Class B 61,476 459,543
#Agnico Eagle Mines, Ltd. 122,704 10,588,128
*Air Canada 58,188 787,695
Alamos Gold, Inc. 251,511 5,075,492
Alamos Gold, Inc. 9,824 198,249
Algoma Central Corp. 1,928 20,954
Algonquin Power & Utilities
Corp. 10,770 51,998
Algonquin Power & Utilities
Corp., ADR 167,796 812,133
Alimentation Couche-Tard, Inc. 147,897 7,703,864
AltaGas, Ltd. 196,848 4,698,255
*Altius Minerals Corp. 19,020 359,401
Altus Group, Ltd. 9,674 365,599
Amerigo Resources, Ltd. 59,811 73,372
Andlauer Healthcare Group,
Inc. 13,276 391,151
ARC Resources, Ltd. 509,727 8,432,372
*Aritzia, Inc. 85,518 2,750,294
Atco, Ltd., Class I 48,187 1,670,358
*Athabasca Oil Corp. 738,067 2,737,406
AtkinsRealis Group, Inc. 98,006 4,710,644
*ATS Corp. 3,833 114,875
*ATS Corp. 13,750 411,627
Aura Minerals, Inc. 2,169 28,086
*Aurora Cannabis, Inc. 40,035 216,553
B2Gold Corp. 106,036 349,916
B2Gold Corp. 1,363,411 4,526,524
Badger Infrastructure
Solutions, Ltd. 31,864 827,945
Bank of Montreal 44,833 4,080,786
Bank of Montreal 98,568 8,981,516
Bank of Nova Scotia (The) 55 2,829
Bank of Nova Scotia (The) 216,938 11,170,138
Barrick Gold Corp. 451,407 8,721,183
Barrick Gold Corp. 11,012 212,585
#*Bausch + Lomb Corp. 8,240 167,107
*Bausch + Lomb Corp. 1,300 26,402
*Bausch Health Cos., Inc. 24,580 225,883
*Bausch Health Cos., Inc.,
ADR 46,622 428,923
#Baytex Energy Corp. 614,399 1,732,191
BCE, Inc. 665 21,415
BCE, Inc. 3,177 102,490
#Birchcliff Energy, Ltd. 107,358 399,719
Bird Construction, Inc. 59,606 1,296,071
#*Bitfarms, Ltd. 291,773 561,663
Black Diamond Group, Ltd. 58,825 381,912
#*BlackBerry, Ltd. 6,006 13,574
BMTC Group, Inc. 20 182
*Bombardier, Inc., Class A 2,030 148,935
*Bombardier, Inc., Class B 43,025 3,161,247
Boralex, Inc., Class A 42,980 1,031,989
#Boyd Group Services, Inc. 19,355 3,008,880

Dimensional International Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
*Bragg Gaming Group, Inc. 13,281 $ 60,561
Brookfield Corp. 5,377 284,791
Brookfield Corp. 153,612 8,141,436
#Brookfield Infrastructure
Corp., Class A 18,743 769,962
Brookfield Wealth Solutions,
Ltd. 1,521 80,719
Brookfield Wealth Solutions,
Ltd. 2,200 116,680
BRP, Inc. 11,861 584,392
BRP, Inc. 5,778 284,558
*CAE, Inc. 41,306 725,992
*CAE, Inc. 84,156 1,481,146
*Calfrac Well Services, Ltd. 43,212 119,349
Calian Group, Ltd. 601 20,708
*Calibre Mining Corp. 540 980
Cameco Corp. 22,639 1,181,688
Cameco Corp., ADR 6,244 326,062
Canaccord Genuity Group, Inc. 34,340 246,843
#Canacol Energy, Ltd. 3,989 8,070
#*Canada Goose Holdings,
Inc. 1,512 14,860
#*Canada Goose Holdings,
Inc., ADR 20,443 200,750
Canadian Imperial Bank of
Commerce 27,236 1,702,018
Canadian Imperial Bank of
Commerce, ADR 133,882 8,375,658
Canadian National Railway
Co., ADR 92,244 9,954,972
Canadian Natural Resources,
Ltd. 503,233 17,119,987
Canadian Natural Resources,
Ltd. 13,514 459,047
Canadian Pacific Kansas City,
Ltd. 17,543 1,351,766
Canadian Pacific Kansas City,
Ltd., ADR 19,461 1,501,611
#*Canadian Tire Corp., Ltd.,
Class A 46,729 4,967,062
Canadian Utilities, Ltd., Class
A 56,611 1,447,815
*Canadian Western Bank 93,130 3,824,881
*Canfor Corp. 83,585 995,980
*Capital Power Corp. 78,403 3,176,167
*Capstone Copper Corp. 300,750 2,077,709
#Cardinal Energy, Ltd. 174,070 800,451
Cascades, Inc. 117,988 887,904
CCL Industries, Inc. 102,528 5,973,904
*Celestica, Inc. 74,408 5,089,507
*Celestica, Inc. 27,478 1,878,191
Cenovus Energy, Inc. 81,200 1,304,256
Cenovus Energy, Inc., ADR 838,905 13,481,203
Centerra Gold, Inc. 267,184 1,886,072
CES Energy Solutions Corp. 268,250 1,535,661
*CGI, Inc. 3,823 423,013
*CGI, Inc., ADR 64,503 7,141,127
CI Financial Corp. 132,295 2,173,360
*Cineplex, Inc. 14,814 106,274
Shares Value †
CANADA — (Continued)
*Cipher Pharmaceuticals, Inc. 6,500 $ 70,132
#Cogeco Communications,
Inc. 15,072 758,493
Cogeco, Inc. 5,049 220,222
Colliers International Group,
Inc. 15,578 2,377,826
Colliers International Group,
Inc. 4,458 680,685
Computer Modelling Group,
Ltd. 83,806 687,787
Constellation Software, Inc. 3,624 10,916,691
Converge Technology
Solutions Corp. 172,699 371,675
Corby Spirit and Wine, Ltd. 7,537 69,209
*Corus Entertainment, Inc.,
Class B 161,000 13,282
#*Cronos Group, Inc. 181,558 379,456
#*Cronos Group, Inc. 17,599 37,118
*Culico Metals, Inc. 27,913 2,403
Definity Financial Corp. 73,020 2,814,566
*Denison Mines Corp. 36,283 76,265
*Denison Mines Corp. 167,002 350,704
*dentalcorp Holdings, Ltd. 74,705 503,232
*Descartes Systems Group,
Inc. (The) 2,395 248,912
*Descartes Systems Group,
Inc. (The) 13,599 1,411,166
Dexterra Group, Inc. 10,852 48,034
Dollarama, Inc. 96,465 10,026,769
Doman Building Materials
Group, Ltd. 98,261 580,141
*Dorel Industries, Inc., Class B 23,362 92,178
DREAM Unlimited Corp. 25,672 527,639
Dundee Precious Metals, Inc. 230,157 2,337,977
Dye & Durham, Ltd. 25,414 347,131
Dynacor Group, Inc. 28,560 117,809
E-L Financial Corp., Ltd. 200 204,598
*Eldorado Gold Corp. 27,241 473,315
*Eldorado Gold Corp. 218,959 3,803,318
#Emera, Inc. 125,782 4,746,320
Empire Co., Ltd., Class A 131,412 3,786,951
Enbridge, Inc. 223,513 9,029,925
Endeavour Mining PLC 211,121 4,669,364
*Endeavour Silver Corp. 54,075 273,100
*Endeavour Silver Corp. 24,590 123,934
Enerflex, Ltd. 101,244 668,205
Enghouse Systems, Ltd. 34,175 722,506
*Ensign Energy Services, Inc. 165,354 332,143
EQB, Inc. 33,868 2,595,344
#*Equinox Gold Corp. 42,280 233,549
#*Equinox Gold Corp. 344,751 1,909,921
*ERO Copper Corp. 66,200 1,214,108
#*ERO Copper Corp. 18,349 336,586
Evertz Technologies, Ltd. 24,623 209,144
*Exchange Income Corp. 30,394 1,193,781
Exco Technologies, Ltd. 13,428 80,821
Extendicare, Inc. 55,887 368,851
Fairfax Financial Holdings, Ltd. 14,397 17,870,375
#Fiera Capital Corp. 82,552 575,042

Dimensional International Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
Finning International, Inc. 143,585 $ 4,186,158
*Firan Technology Group
Corp. 11,000 55,318
#First Majestic Silver Corp. 308,299 2,275,247
*First Quantum Minerals, Ltd. 158,023 2,039,409
FirstService Corp. 7,453 1,380,072
FirstService Corp. 9,688 1,791,719
Foraco International SA 104 169
#Fortis, Inc. 12,745 550,688
Fortis, Inc., ADR 95,420 4,125,007
*Fortuna Mining Corp. 85 423
*Fortuna Mining Corp. 381,443 1,895,772
#Franco-Nevada Corp. 15,654 2,076,660
Franco-Nevada Corp. 1,500 198,881
*Galiano Gold, Inc. 364 622
Gamehost, Inc. 1,816 13,757
*GDI Integrated Facility
Services, Inc. 5,651 148,496
George Weston, Ltd. 20,771 3,290,847
GFL Environmental, Inc. 19,197 802,199
#GFL Environmental, Inc. 42,385 1,771,693
Gibson Energy, Inc. 158,679 2,629,567
Gildan Activewear, Inc. 25,260 1,234,776
#Gildan Activewear, Inc., ADR 92,756 4,535,768
*GoGold Resources, Inc. 29,384 33,727
*Gran Tierra Energy, Inc. 16,954 107,395
*Gran Tierra Energy, Inc. 45,188 285,588
Great-West Lifeco, Inc. 139,061 4,660,806
*Haivision Systems, Inc. 14,060 48,818
Hammond Manufacturing Co.,
Ltd., Class A 1,600 11,019
Hammond Power Solutions,
Inc. 6,434 556,972
Headwater Exploration, Inc. 258,304 1,271,183
*Heroux-Devtek, Inc. 11,036 254,534
High Liner Foods, Inc. 131 1,228
Hudbay Minerals, Inc. 15,888 142,359
Hudbay Minerals, Inc. 553,346 4,952,447
ΩHydro One, Ltd. 68,008 2,187,165
#*i-80 Gold Corp. 34,647 36,379
iA Financial Corp., Inc. 83,590 6,802,575
*IAMGOLD Corp. 7,766 43,065
*IAMGOLD Corp. 634,413 3,514,648
IGM Financial, Inc. 54,749 1,642,922
Imperial Oil, Ltd. 1,558 116,128
Imperial Oil, Ltd. 65,138 4,851,478
Information Services Corp. 2,720 56,977
Innergex Renewable Energy,
Inc. 115,350 754,684
Intact Financial Corp. 48,564 9,263,724
*Interfor Corp. 58,675 807,757
*Ivanhoe Mines, Ltd. 35,689 471,347
ΩJamieson Wellness, Inc. 13,327 317,125
*K92 Mining, Inc. 207,084 1,375,658
K-Bro Linen, Inc. 4,392 103,502
*Kelt Exploration, Ltd. 169,638 794,674
Keyera Corp. 158,288 4,855,551
Kinross Gold Corp. 1,020,872 10,290,390
Kinross Gold Corp. 42,073 424,065
Shares Value †
CANADA — (Continued)
*Knight Therapeutics, Inc. 62,333 $ 252,203
*Kolibri Global Energy, Inc. 15,800 52,366
*KP Tissue, Inc. 16 94
#*Largo, Inc. 5,312 12,908
Lassonde Industries, Inc.,
Class A 2,458 311,123
*Laurentian Bank of Canada 52,564 983,442
Leon's Furniture, Ltd. 31,319 602,811
#*Lightspeed Commerce, Inc. 63,214 955,796
*Lightspeed Commerce, Inc. 72,250 1,091,045
Linamar Corp. 53,570 2,189,378
Loblaw Cos., Ltd. 52,620 6,645,306
Lundin Gold, Inc. 95,408 2,304,521
#Lundin Mining Corp. 596,620 5,795,211
#*MAG Silver Corp. 34,022 581,436
Magellan Aerospace Corp. 824 6,165
Magna International, Inc. 499 19,678
Magna International, Inc., ADR 119,040 4,698,509
Mainstreet Equity Corp. 2,406 359,549
*Major Drilling Group
International, Inc. 72,810 437,711
*Mandalay Resources Corp. 108 263
Manulife Financial Corp. 77,674 2,266,223
Manulife Financial Corp., ADR 304,015 8,880,278
*Maple Leaf Foods, Inc. 39,935 603,344
Martinrea International, Inc. 59,581 440,248
*Mattr Corp. 66,940 583,465
*MDA Space, Ltd. 108,654 1,660,268
Medical Facilities Corp. 20,152 209,623
MEG Energy Corp. 350,240 6,394,496
Melcor Developments, Ltd. 11,024 102,731
Methanex Corp. 12,080 472,298
Methanex Corp., ADR 72,689 2,847,228
Metro, Inc. 75,636 4,486,776
*Morguard Corp. 1,731 145,340
MTY Food Group, Inc. 12,375 397,186
Mullen Group, Ltd. 100,634 1,087,233
National Bank of Canada 183,530 17,484,690
Neo Performance Materials,
Inc. 4,400 24,810
*New Gold, Inc. 697,767 1,918,859
*New Gold, Inc. 13,283 36,496
*NFI Group, Inc. 8,006 91,033
North American Construction
Group, Ltd. 4,989 97,171
North American Construction
Group, Ltd. 15,544 303,574
North West Co., Inc. (The) 52,985 1,992,140
Northland Power, Inc. 304,431 4,621,227
Nutrien, Ltd. 147,260 7,021,357
Nuvei Corp. 19,774 665,395
ΩNuvei Corp. 2,080 69,938
*NuVista Energy, Ltd. 189,437 1,519,356
*Obsidian Energy, Ltd. 10,385 58,855
*Obsidian Energy, Ltd. 50,148 284,339
OceanaGold Corp. 866,307 2,454,832
Open Text Corp. 2,778 83,223
Open Text Corp., ADR 120,011 3,600,330
#*Organigram Holdings, Inc. 48,220 82,456

Dimensional International Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
*Orla Mining, Ltd. 27,278 $ 131,753
*Orla Mining, Ltd. 130,685 627,198
Osisko Gold Royalties, Ltd. 55,894 1,125,146
*Osisko Gold Royalties, Ltd. 12,260 246,440
#Pan American Silver Corp. 173,905 4,071,116
Pan American Silver Corp. 8,727 203,846
Paramount Resources, Ltd.,
Class A 86,854 1,673,588
Parex Resources, Inc. 63,474 588,772
Parkland Corp. 128,353 2,983,347
Pason Systems, Inc. 76,205 736,383
*Payfare, Inc. 300 443
#Pembina Pipeline Corp. 74,019 3,093,086
Pembina Pipeline Corp. 135,913 5,679,804
#Peyto Exploration &
Development Corp. 281,509 3,065,610
PHX Energy Services Corp. 40,956 274,127
Pizza Pizza Royalty Corp. 22,662 212,972
Polaris Renewable Energy,
Inc. 20,639 177,673
Pollard Banknote, Ltd. 4,761 81,152
*Precision Drilling Corp. 7,296 437,723
*Precision Drilling Corp. 11,331 680,427
Premium Brands Holdings
Corp. 28,746 1,792,874
Primo Water Corp. 1,286 33,729
Primo Water Corp. 118,813 3,116,465
*Profound Medical Corp. 195 1,429
#Propel Holdings, Inc. 6,100 158,369
Pulse Seismic, Inc. 72 123
*Quarterhill, Inc. 101,255 116,949
Quebecor, Inc., Class B 129,136 3,211,841
RB Global, Inc. 2,528 213,945
RB Global, Inc. 47,098 3,991,085
*Real Matters, Inc. 6,080 30,750
Restaurant Brands
International, Inc. 2,466 171,317
#Restaurant Brands
International, Inc. 82,146 5,713,254
*RF Capital Group, Inc. 14 76
Richelieu Hardware, Ltd. 35,380 931,233
Rogers Communications, Inc.,
Class B 46,684 1,693,612
Rogers Communications, Inc.,
Class B, ADR 103,460 3,757,667
Rogers Sugar, Inc. 101,955 406,664
Royal Bank of Canada 345,210 41,701,576
Royal Bank of Canada, ADR 38,161 4,613,283
Russel Metals, Inc. 77,823 2,164,495
Sandstorm Gold, Ltd. 74,712 452,008
*Sangoma Technologies Corp. 16,900 103,052
Saputo, Inc. 115,832 2,207,036
Savaria Corp. 23,492 375,818
Secure Energy Services, Inc. 223,401 2,485,706
*Shopify, Inc., Class A 7,966 623,021
*Shopify, Inc., Class A 21,965 1,716,294
Sienna Senior Living, Inc. 74,788 923,885
*Sierra Metals, Inc. 24,500 15,115
*SilverCrest Metals, Inc. 14,839 151,270
Shares Value †
CANADA — (Continued)
*SilverCrest Metals, Inc. 150,027 $ 1,525,775
Softchoice Corp. 1,100 16,572
*Source Energy Services, Ltd. 7,771 69,852
*South Bow Corp. 8 200
*South Bow Corp. 62,928 1,570,683
#*Spartan Delta Corp. 65,427 159,114
Ω*Spin Master Corp. 11,897 251,519
Sprott, Inc. 3,214 142,053
Sprott, Inc. 3,761 166,349
Stantec, Inc. 20,767 1,682,575
Stantec, Inc., ADR 27,929 2,266,718
Stelco Holdings, Inc. 45,585 2,227,990
Stella-Jones, Inc. 52,669 3,180,657
Ω*STEP Energy Services, Ltd. 717 1,764
#StorageVault Canada, Inc. 129,352 377,677
Strathcona Resources, Ltd. 607 11,984
Sun Life Financial, Inc. 55,227 3,058,592
Sun Life Financial, Inc. 234,616 13,002,419
Suncor Energy, Inc. 571,636 21,590,692
Suncor Energy, Inc. 1,860 70,133
Superior Plus Corp. 154,220 730,193
Supremex, Inc. 3,436 10,106
Surge Energy, Inc. 55,177 233,145
Sylogist, Ltd. 13,132 103,439
Taiga Building Products, Ltd. 48 131
Tamarack Valley Energy, Ltd. 661,788 1,970,243
*Taseko Mines, Ltd. 260,490 580,893
TC Energy Corp. 41 1,905
TC Energy Corp., ADR 314,644 14,634,092
Teck Resources, Ltd., Class A 1,200 56,395
Teck Resources, Ltd., Class B 248,785 11,566,015
Teck Resources, Ltd., Class B 402 18,682
TELUS Corp. 2,603 41,100
*Tenaz Energy Corp. 15,700 109,476
TerraVest Industries, Inc. 11,859 848,451
TFI International, Inc. 8,234 1,100,643
TFI International, Inc. 20,526 2,746,789
Thomson Reuters Corp. 2,279 372,615
Thomson Reuters Corp., ADR 10,773 1,762,894
*Tidewater Midstream and
Infrastructure, Ltd. 420 87
#*Tilray Brands, Inc. 51,703 84,568
*Tilray Brands, Inc. 132,208 216,821
TMX Group, Ltd. 57,859 1,805,149
*Torex Gold Resources, Inc. 113,133 2,437,235
Toromont Industries, Ltd. 54,671 4,824,085
Toronto-Dominion Bank (The) 38,393 2,119,954
#Toronto-Dominion Bank
(The), ADR 355,352 19,640,305
Total Energy Services, Inc. 48,692 336,036
*Touchstone Exploration, Inc. 100 41
#Tourmaline Oil Corp. 312,698 14,399,429
#TransAlta Corp. 150,928 1,574,179
TransAlta Corp. 36,362 379,806
#*Transat AT, Inc. 12,556 15,853
Transcontinental, Inc., Class A 87,069 1,074,348
Trican Well Service, Ltd. 215,520 714,303

Dimensional International Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
Triple Flag Precious Metals
Corp. 22,384 $ 383,886
Triple Flag Precious Metals
Corp. 2,200 37,657
*Trisura Group, Ltd. 15,089 445,975
*Valeura Energy, Inc. 22,500 72,958
Vecima Networks, Inc. 3,208 46,028
Veren, Inc. 634,041 3,271,652
Veren, Inc. 1,934 9,948
#Vermilion Energy, Inc. 5,666 52,760
Vermilion Energy, Inc. 45,491 424,431
VersaBank 6,008 90,120
*VerticalScope Holdings, Inc. 8,900 50,248
*Victoria Gold Corp. 1,104 380
*Viemed Healthcare, Inc. 9,492 81,157
*Vitalhub Corp. 16,000 117,077
Wajax Corp. 14,972 265,403
*Wall Financial Corp. 404 5,507
Waste Connections, Inc. 28,773 5,085,628
*Well Health Technologies
Corp. 280,182 890,424
*Wesdome Gold Mines, Ltd. 174,621 1,528,302
#West Fraser Timber Co., Ltd. 31,510 2,848,504
West Fraser Timber Co., Ltd. 8,997 811,631
Westshore Terminals
Investment Corp. 17,730 292,670
#Wheaton Precious Metals
Corp. 21,437 1,415,056
Wheaton Precious Metals
Corp. 22,937 1,513,008
#Whitecap Resources, Inc. 833,932 6,215,828
Winpak, Ltd. 15,169 539,857
WSP Global, Inc. 35,067 6,260,715
#*Yangarra Resources, Ltd. 70,006 51,226
Yellow Pages, Ltd. 21 151
TOTAL CANADA 790,025,347
CHINA — (0.0%)
Chow Tai Fook Jewellery
Group, Ltd. 55,000 52,068
TOTAL CHINA 52,068
DENMARK — (2.9%)
*ALK-Abello A/S 111,294 2,598,499
Alm Brand A/S 817,320 1,584,684
*Ambu A/S, Class B 205,134 3,789,184
AP Moller - Maersk A/S, Class
A 804 1,220,638
AP Moller - Maersk A/S, Class
B 1,023 1,608,221
*Bavarian Nordic A/S 89,709 2,803,590
Carlsberg A/S, Class B 63,296 6,956,161
cBrain A/S 6,678 169,721
Chemometec A/S 7,912 460,673
Coloplast A/S, Class B 42,825 5,331,034
Columbus A/S 9,923 15,600
D/S Norden A/S 24,130 826,116
Danske Bank A/S 232,492 6,842,827
*Demant A/S 67,051 2,455,627
DFDS A/S 4,339 98,528
Shares Value †
DENMARK — (Continued)
DSV A/S 51,827 $ 11,244,353
FLSmidth & Co. A/S 49,976 2,599,935
Foroya Banki P/F 1,816 43,219
*Genmab A/S 22,962 5,128,886
*Genmab A/S, Class S, ADR 25,250 563,580
*GN Store Nord A/S 136,373 2,647,085
H Lundbeck A/S 236,613 1,538,168
H Lundbeck A/S, Class A 53,116 276,793
#*H+H International A/S, Class
B 9,887 121,178
#Harboes Bryggeri A/S, Class
B 731 16,120
#*Huscompagniet A/S 5,492 51,802
#ISS A/S 153,284 2,938,523
#Jeudan A/S 3,787 129,542
Jyske Bank A/S, Registered 47,141 3,281,367
Matas A/S 30,140 538,751
Ω#*Netcompany Group A/S 47,445 2,251,409
*Nilfisk Holding A/S 8,592 144,077
*NKT A/S 57,856 5,389,827
Ω#*NNIT A/S 12,631 191,213
Novo Nordisk A/S, Class B 420,947 46,757,932
Novo Nordisk A/S, Sponsored
ADR 194,814 21,809,427
Novonesis (Novozymes) B 191,022 11,947,999
*NTG Nordic Transport Group
A/S 1,302 52,592
Ω*Orsted A/S 31,512 1,837,984
Pandora A/S 86,785 13,062,059
Per Aarsleff Holding A/S 11,544 679,706
Ringkjoebing Landbobank A/S 25,027 4,112,910
ROCKWOOL A/S, Class A 1,558 666,747
ROCKWOOL A/S, Class B 11,447 4,922,079
Royal Unibrew A/S 50,393 3,759,331
#*RTX A/S 12 130
ΩScandinavian Tobacco
Group A/S 45,437 681,229
Schouw & Co. A/S 11,661 964,119
Solar A/S, Class B 2,317 107,756
SP Group A/S 6,810 311,755
Spar Nord Bank A/S 71,069 1,365,528
Sparekassen Sjaelland-Fyn
A/S 5,598 167,860
*Svitzer Group A/S 1,894 65,670
Sydbank A/S 64,001 3,037,042
Tivoli A/S 4 395
#TORM PLC, Class A 52,640 1,369,263
*Trifork Group AG 1,405 19,245
Tryg A/S 204,637 4,810,643
UIE PLC 2,313 92,925
*Vestas Wind Systems A/S 259,988 4,885,691
Vestjysk Bank A/S 83,840 50,646
*Zealand Pharma A/S 34,752 3,998,785
TOTAL DENMARK 207,394,379
FINLAND — (1.5%)
Aktia Bank OYJ 29,961 301,526
Alandsbanken Abp, Class B 703 25,567
Alma Media OYJ 11,933 143,801

Dimensional International Core Equity 2 ETF
continued
Shares Value †
FINLAND — (Continued)
Anora Group OYJ 17,183 $ 64,172
Aspo OYJ 1,890 11,573
Atria OYJ 7,969 99,492
Bittium OYJ 2,376 16,251
*Cargotec OYJ, Class B 27,703 1,671,606
Citycon OYJ 41,604 160,705
Digia OYJ 16 113
Elisa OYJ 117,757 5,594,388
ΩEnento Group OYJ 12,260 247,300
eQ OYJ 5,394 79,348
Evli OYJ, Class B 519 10,424
#*Finnair OYJ 2,463 6,234
Fiskars OYJ Abp 19,599 325,973
Fortum OYJ 318,096 4,672,448
F-Secure OYJ 9,069 18,549
Gofore OYJ 864 20,917
Harvia OYJ 13,833 684,058
Huhtamaki OYJ 76,942 3,010,487
*Kalmar OYJ, Class B 27,703 860,916
Kamux Corp. 3,028 11,292
Kemira OYJ 108,016 2,289,056
Kesko OYJ, Class A 39,023 813,412
Kesko OYJ, Class B 284,790 6,080,051
*Kojamo OYJ 75,599 742,768
Kone OYJ, Class B 114,097 6,225,657
Konecranes OYJ 57,344 3,943,875
Lassila & Tikanoja OYJ 23,510 220,779
*Lindex Group OYJ 54,970 154,864
Mandatum OYJ 319,810 1,473,520
Marimekko OYJ 24,873 345,102
#Metsa Board OYJ 4 29
Metsa Board OYJ 104,166 558,200
#Metso OYJ 516,558 4,882,320
Neste OYJ 6,140 97,855
#NoHo Partners OYJ 1,178 9,182
Nokia OYJ 1,234,110 5,794,667
#Nokia OYJ, Sponsored ADR 377,285 1,777,012
#Nokian Renkaat OYJ 117,954 976,302
Nordea Bank Abp 1,470,130 17,181,389
Olvi OYJ, Class A 7,072 228,027
Oma Saastopankki OYJ 3,031 37,513
Oriola OYJ, Class B 113,283 111,794
Orion OYJ, Class A 9,664 467,405
Orion OYJ, Class B 100,421 4,867,820
Outokumpu OYJ 454,892 1,625,761
Pihlajalinna OYJ 12,757 146,113
Ponsse OYJ 1,637 40,520
Puuilo OYJ 63,549 636,449
*QT Group OYJ 20,224 1,532,537
Raisio OYJ, Class V 102,365 257,827
Revenio Group OYJ 12,083 386,977
Sampo OYJ, Class A 112,441 4,968,309
Sanoma OYJ 80,250 629,900
Scanfil OYJ 13,127 112,728
Siili Solutions OYJ 1,252 8,319
*SRV Group OYJ 12 64
Stora Enso OYJ, Class R 382,420 4,243,068
Suominen OYJ 40 105
Shares Value †
FINLAND — (Continued)
#Taaleri PLC 16,337 $ 139,761
#Talenom OYJ 1,799 7,080
ΩTerveystalo OYJ 69,551 752,813
TietoEVRY OYJ 95,155 1,766,511
Tokmanni Group Corp. 39,491 449,312
UPM-Kymmene OYJ 123,289 3,604,534
Vaisala OYJ, Class A 15,254 739,424
Valmet OYJ 125,712 3,208,617
Wartsila OYJ Abp 198,642 3,776,119
#*WithSecure OYJ 68,631 56,999
*YIT OYJ 115,839 327,480
TOTAL FINLAND 106,733,066
FRANCE — (7.3%)
#ABC arbitrage 15,100 80,409
Accor SA 97,893 4,427,508
Aeroports de Paris SA 15,344 1,812,408
#*Air France-KLM 5,055 49,545
Air Liquide SA 39,297 7,024,833
Airbus SE 78,495 11,944,132
AKWEL SADIR 7,570 76,431
*Alstom SA 294,026 6,403,319
Alten SA 17,314 1,460,518
ΩAmundi SA 35,427 2,557,670
Ω*Aramis Group SAS 9,519 65,313
Arkema SA 59,697 5,207,471
#Assystem SA 488 20,185
Aubay 3,777 184,522
AXA SA 217,390 8,147,021
*Axway Software SA 6,043 182,384
ΩAyvens SA 2,392 15,737
#*Bastide le Confort Medical 11 215
#Beneteau SACA 12,540 136,957
BioMerieux 18,895 2,102,613
BNP Paribas SA 160,699 10,947,512
Boiron SA 1,019 36,120
Bollore SE 214,071 1,332,845
Bouygues SA 188,996 6,038,532
Bureau Veritas SA 193,915 6,113,593
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 218
Capgemini SE 59,864 10,346,591
Carrefour SA 487,962 7,699,979
CBo Territoria 652 2,548
*Cegedim SA 4,153 52,526
Cie de Saint-Gobain SA 266,732 24,029,075
Cie des Alpes 7,767 126,652
Cie Generale des
Etablissements Michelin SCA 470,326 15,854,374
Coface SA 125,274 2,015,569
Credit Agricole SA 125,836 1,924,200
Danone SA 91,892 6,554,379
Dassault Aviation SA 7,737 1,556,455
Dassault Systemes SE 19,408 662,869
Derichebourg SA 95,033 536,496
Edenred SE 15,362 492,826
Eiffage SA 80,840 7,500,284
#*Ekinops SAS 5,914 25,233

Dimensional International Core Equity 2 ETF
continued
Shares Value †
FRANCE — (Continued)
Ω#*Elior Group SA 132,688 $ 604,731
Elis SA 233,691 5,277,082
Engie SA 1,175,114 19,665,819
#Equasens 361 19,028
Eramet SA 7,207 422,901
*EssilorLuxottica SA 28,753 6,723,840
Esso SA Francaise 2,849 319,817
Etablissements Maurel et
Prom SA 74,902 390,322
Eurazeo SE 10,844 823,504
Eurofins Scientific SE 94,798 4,649,796
ΩEuronext NV 40,667 4,476,809
*Exclusive Networks SA 7,058 181,218
Fnac Darty SA 10,275 286,684
Gaztransport Et Technigaz SA 34,324 4,970,982
Getlink SE 249,765 4,225,975
GL Events SACA 6,642 138,737
Groupe Crit SA 172 13,631
Guerbet 5,989 206,436
Hermes International SCA 4,732 10,654,719
*ID Logistics Group SACA 3,020 1,342,608
Imerys SA 35,394 1,140,465
#Infotel SA 820 37,835
Interparfums SA 4,655 211,750
Ipsen SA 30,754 3,736,115
IPSOS SA 41,830 2,047,200
#Jacquet Metals SACA 7,536 129,758
*JCDecaux SE 79,608 1,497,765
Kaufman & Broad SA 14,477 533,589
Kering SA 10,295 2,557,795
ΩLa Francaise des Jeux
SAEM 92,095 3,915,320
Laurent-Perrier 663 72,338
Lectra 4,721 130,696
Legrand SA 76,407 8,593,724
Linedata Services 1 88
LISI SA 12,026 291,149
L'Oreal SA 25,834 9,655,041
LVMH Moet Hennessy Louis
Vuitton SE 49,354 32,673,697
Ω#Maisons du Monde SA 10,775 46,733
Manitou BF SA 8,105 152,578
Mersen SA 18,198 420,816
Metropole Television SA 26,444 331,874
Ω*Neoen SA 30,344 1,299,596
Neurones 235 11,889
Nexans SA 24,380 3,374,678
*Nexity SA 37,570 581,226
NRJ Group 12,071 98,024
Oeneo SA 20 215
Opmobility 14,708 143,390
Orange SA 1,662,744 18,223,014
Pernod Ricard SA 9,502 1,178,582
#*Pierre Et Vacances SA 73,079 113,136
*Pluxee NV 25,619 533,179
Publicis Groupe SA 79,966 8,483,544
Quadient SA 29,104 508,074
Renault SA 134,775 6,130,725
Shares Value †
FRANCE — (Continued)
Rexel SA 228,511 $ 6,246,710
Robertet SA 106 107,138
Rubis SCA 49,080 1,197,814
Safran SA 51,879 11,703,766
Sanofi SA 136,724 14,414,421
Sartorius Stedim Biotech 2,287 455,111
Savencia SA 2,232 122,612
Schneider Electric SE 36,120 9,301,456
SCOR SE 95,674 2,051,396
SEB SA 24,091 2,521,276
Seche Environnement SACA 2,901 286,916
SES SA 433,451 1,726,068
Societe BIC SA 24,119 1,756,994
Societe Generale SA 248,936 7,130,719
*Societe LDC SADIR 1,384 100,775
Sodexo SA 41,735 3,615,695
*SOITEC 3,585 281,978
Sopra Steria Group 14,181 2,706,539
SPIE SA 121,410 4,373,401
Ω*SRP Groupe SA 4,010 4,789
Stef SA 2,786 415,582
STMicroelectronics NV 2,270 61,672
STMicroelectronics NV,
Sponsored NVDR 150,803 4,092,793
Sword Group 3,467 134,373
*Synergie SE 12 397
Technip Energies NV 115,063 2,853,122
Teleperformance SE 56,988 5,995,090
Television Francaise 1 SA 49,174 405,464
TFF Group 472 15,270
Thales SA 29,314 4,714,821
Thermador Groupe 2,902 224,949
TotalEnergies SE 991,518 61,787,553
#Trigano SA 9,443 1,281,470
*Ubisoft Entertainment SA 81,186 1,201,780
Valeo SE 33,985 328,224
*Vallourec SACA 231,459 3,781,805
Veolia Environnement SA 154,221 4,883,919
ΩVerallia SA 48,020 1,375,262
Vetoquinol SA 1,528 132,543
Vicat SACA 17,642 652,159
VIEL & Cie SA 1,848 21,568
Vinci SA 158,428 17,664,074
Virbac SACA 2,339 882,416
*Viridien 955 39,735
Vivendi SE 475,554 5,056,482
#*Voltalia SA, Registered 23,446 216,105
#VusionGroup 190 29,786
Wavestone 3,454 182,804
Ω*X-Fab Silicon Foundries SE 8,236 39,092
TOTAL FRANCE 518,574,188
GERMANY — (7.1%)
1&1 AG 28,098 394,728
7C Solarparken AG 23,221 50,369
Adesso SE 217 15,808
adidas AG 48,646 11,587,034
Adtran Networks SE 2,900 61,582
AIXTRON SE 2,197 34,752

Dimensional International Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
All for One Group SE 1,754 $ 96,735
Allianz SE, Registered 47,437 14,904,048
AlzChem Group AG 3,446 195,287
Amadeus Fire AG 2,285 194,735
Atoss Software SE 7,204 947,905
ΩAumann AG 6,082 66,161
Aurubis AG 29,406 2,303,355
BASF SE 629,487 30,510,414
Bayer AG, Registered 549,548 14,793,068
Bayerische Motoren Werke AG 97,850 7,682,592
#*BayWa AG 622 6,820
#Bechtle AG 83,592 2,845,963
ΩBefesa SA 38,408 890,659
#Beiersdorf AG 7,566 1,018,536
Bertrandt AG 5,700 110,459
Bijou Brigitte AG 2,849 108,255
Bilfinger SE 21,746 1,041,134
#*Borussia Dortmund GmbH &
Co. KGaA 60,880 225,381
Brenntag SE 122,674 7,969,528
ΩBrockhaus Technologies AG 1,296 36,582
CANCOM SE 32,216 858,991
*CECONOMY AG 134,853 433,352
CENIT AG 2,098 21,638
Cewe Stiftung & Co KGaA 5,343 573,100
Commerzbank AG 542,713 9,621,547
CompuGroup Medical SE &
Co KgaA 1,159 17,125
Continental AG 105,375 6,550,545
Ω*Covestro AG 121,292 7,663,791
CTS Eventim AG & Co. KGaA 60,556 6,340,856
Daimler Truck Holding AG 388,939 16,049,735
Ω*Delivery Hero SE 2,010 84,907
Dermapharm Holding SE 13,887 470,383
Deutsche Bank AG,
Registered 75,301 1,277,266
#Deutsche Bank AG,
Registered Sponsored 583,770 9,889,064
Deutsche Boerse AG 68,862 15,976,169
#Deutsche Lufthansa AG,
Registered 93,439 645,372
Deutsche Post AG 391,953 15,714,545
Deutsche Telekom AG 1,364,791 41,220,360
Deutsche Wohnen SE 19,311 490,579
Deutz AG 76,716 339,809
Draegerwerk AG & Co. KGaA 2,407 108,446
Duerr AG 58,598 1,356,309
ΩDWS Group GmbH & Co.
KGaA 36,474 1,558,573
E.ON SE 1,012,324 13,644,410
Eckert & Ziegler SE 8,693 370,140
EDAG Engineering Group AG 3,040 26,403
Elmos Semiconductor SE 7,599 452,916
ElringKlinger AG 10,478 46,639
*Encavis AG 115,434 2,180,577
Energiekontor AG 3,425 182,199
Evonik Industries AG 151,851 3,335,048
Fabasoft AG 1,050 17,042
Fielmann Group AG 23,151 1,159,925
Shares Value †
GERMANY — (Continued)
flatexDEGIRO AG 61,697 $ 904,246
FORTEC Elektronik AG 4 83
#*Fraport AG Frankfurt Airport
Services Worldwide 35,135 1,895,767
Freenet AG 139,303 4,128,684
Fresenius Medical Care AG 136,562 5,323,948
*Fresenius SE & Co. KGaA 137,368 4,998,942
Friedrich Vorwerk Group SE 6,625 215,413
FUCHS SE 26,242 938,730
GEA Group AG 151,268 7,436,045
Gerresheimer AG 33,043 2,780,159
#Gesco SE 579 8,800
GFT Technologies SE 19,374 425,925
*Grand City Properties SA 39,947 527,359
H&R GmbH & Co. KGaA 16 64
Hamburger Hafen und Logistik
AG 11,861 207,317
Hannover Rueck SE 15,801 4,142,764
Ω#Hapag-Lloyd AG 7,873 1,382,953
Hawesko Holding SE 4 103
Heidelberg Materials AG 79,793 8,766,653
*Heidelberger Druckmaschinen
AG 171,679 178,555
Hella GmbH & Co. KGaA 7,659 721,739
*HelloFresh SE 87,579 962,683
Henkel AG & Co. KGaA 25,723 2,002,301
Hensoldt AG 41,102 1,393,999
*Highlight Communications AG 8 9
HOCHTIEF AG 14,801 1,806,117
Hornbach Holding AG & Co.
KGaA 10,121 883,422
HUGO BOSS AG 11,993 547,888
Indus Holding AG 19,963 443,208
Infineon Technologies AG 459,657 14,484,203
Init Innovation in Traffic
Systems SE 8 331
ΩInstone Real Estate Group
SE 34,408 306,310
IVU Traffic Technologies AG 4,331 60,890
Jenoptik AG 61,338 1,431,715
ΩJOST Werke SE 11,473 539,329
K+S AG, Registered 21,078 255,034
KION Group AG 74,571 2,885,334
Kloeckner & Co. SE 7,069 36,070
Knaus Tabbert AG 727 17,798
Knorr-Bremse AG 44,186 3,626,561
*Koenig & Bauer AG 5,822 55,558
Kontron AG 29,859 501,480
Krones AG 17,517 2,274,466
KWS Saat SE & Co. KGaA 6,000 412,980
LANXESS AG 109,061 3,147,117
*LEG Immobilien SE 46,522 4,384,970
Leifheit AG 1,058 18,493
#*LPKF Laser & Electronics
SE 3,681 34,528
*Medios AG 13,322 218,102
Mercedes-Benz Group AG 295,507 17,869,462
Merck KGaA 7,719 1,273,776
METRO AG 28,438 133,220

Dimensional International Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
MLP SE 46,749 $ 303,502
MTU Aero Engines AG 27,225 8,887,709
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 35,056 17,895,074
*Multitude PLC 2,465 13,006
#Mutares SE & Co. KGaA 6,664 177,975
#*Nagarro SE 6,941 674,802
Nemetschek SE 37,051 4,000,306
Nexus AG 1,009 52,744
#*Nordex SE 85,630 1,213,179
Norma Group SE 30,321 420,032
*Pentixapharm Holding AG 8,693 33,503
Pfeiffer Vacuum Technology
AG 1,526 254,800
ProCredit Holding AG 16,863 148,289
#ProSiebenSat.1 Media SE 145,261 891,017
*PSI Software SE 789 18,245
Puma SE 44,015 1,996,446
#*PVA TePla AG 13,831 174,181
*QIAGEN NV 2,122 89,961
*QIAGEN NV, ADR 38,303 1,612,556
Rational AG 3,405 3,326,964
Rheinmetall AG 22,139 11,373,424
#RTL Group SA 33,875 1,075,706
RWE AG 191,825 6,199,727
SAF-Holland SE 10,485 161,866
#Salzgitter AG 9,890 150,641
SAP SE 19,182 4,473,183
#SAP SE, Sponsored ADR 22,407 5,235,171
Secunet Security Networks AG 425 49,554
*SFC Energy AG 2,129 43,083
#*SGL Carbon SE 10,780 54,830
Siemens AG, Registered 126,651 24,529,685
*Siemens Energy AG 239,183 9,745,349
ΩSiemens Healthineers AG 51,521 2,683,135
Siltronic AG 20,253 1,145,554
Sixt SE 146 11,507
#*SNP Schneider-Neureither &
Partner SE 399 23,045
Stabilus SE 3,950 155,880
STRATEC SE 2,776 108,194
Stroeer SE & Co. KGaA 30,278 1,791,481
Suedzucker AG 60,509 724,576
SUSS MicroTec SE 11,050 659,802
Symrise AG 33,530 4,026,032
*TAG Immobilien AG 123,002 2,039,106
Takkt AG 18,820 183,478
Talanx AG 51,309 3,952,159
Ω*TeamViewer SE 126,917 1,830,500
Technotrans SE 2,192 38,433
thyssenkrupp AG 386,529 1,344,087
*TUI AG 368,864 3,061,085
United Internet AG 83,160 1,693,697
Volkswagen AG 10,861 1,078,896
*Vonovia SE 153,266 5,018,405
Vossloh AG 9,364 452,387
#Wacker Chemie AG 7,750 650,720
Shares Value †
GERMANY — (Continued)
Wacker Neuson SE 10,863 $ 166,994
Washtec AG 8,117 346,319
*Westwing Group SE 4,499 34,776
Wuestenrot &
Wuerttembergische AG 7,752 100,486
Ω*Zalando SE 31,396 941,427
Zeal Network SE 1,140 49,134
TOTAL GERMANY 503,349,059
HONG KONG — (1.6%)
*Acme International Holdings,
Ltd. 112,500 27,060
AIA Group, Ltd. 2,591,600 20,484,387
ASMPT, Ltd. 315,900 3,447,741
*Bank of East Asia, Ltd. (The) 1,035,902 1,285,817
BOC Hong Kong Holdings, Ltd. 618,500 2,020,722
Bright Smart Securities &
Commodities Group, Ltd. 846,000 243,754
ΩBudweiser Brewing Co.
APAC, Ltd. 180,000 187,770
Build King Holdings, Ltd. 40,000 5,042
Cafe de Coral Holdings, Ltd. 370,000 396,442
#Cathay Pacific Airways, Ltd. 1,104,000 1,150,237
*Central New Energy Holding
Group, Ltd. 82,000 85,118
*Chinese Estates Holdings,
Ltd. 331,500 53,726
#Chow Sang Sang Holdings
International, Ltd. 336,000 276,600
CITIC Telecom International
Holdings, Ltd. 1,752,000 502,542
CK Asset Holdings, Ltd. 569,500 2,333,116
CK Hutchison Holdings, Ltd. 637,000 3,351,165
CK Infrastructure Holdings,
Ltd. 133,000 940,909
#*CK Life Sciences Int'l
Holdings, Inc. 312,000 18,260
CLP Holdings, Ltd. 250,000 2,123,958
*C-Mer Medical Holdings, Ltd. 76,000 22,386
CN Logistics International
Holdings, Ltd. 36,000 16,300
#*Cowell e Holdings, Inc. 308,000 954,774
ΩCrystal International Group,
Ltd. 527,500 289,723
Dah Sing Banking Group, Ltd. 376,800 354,777
Dah Sing Financial Holdings,
Ltd. 168,800 551,492
Dream International, Ltd. 132,000 81,838
#EC Healthcare 543,000 53,082
Emperor International
Holdings, Ltd. 240,000 8,026
*Energy International
Investments Holdings, Ltd. 744,000 47,371
Ω#ESR Group, Ltd. 1,497,400 2,033,925
Fairwood Holdings, Ltd. 10,500 9,454
#*Far East Consortium
International, Ltd. 711,123 106,105
First Pacific Co., Ltd. 2,454,000 1,379,396
Ω*FIT Hon Teng, Ltd. 991,000 337,794
Ω#*Fosun Tourism Group 43,200 20,060

Dimensional International Core Equity 2 ETF
continued
Shares Value †
HONG KONG — (Continued)
FSE Lifestyle Services, Ltd. 76,000 $ 56,699
Galaxy Entertainment Group,
Ltd. 234,000 1,039,913
Giordano International, Ltd. 770,000 169,364
Golden Resources
Development International,
Ltd. 152,000 8,114
Great Eagle Holdings, Ltd. 166,000 244,696
Guoco Group, Ltd. 10,000 94,541
#Guotai Junan International
Holdings, Ltd. 3,028,000 447,906
Hang Lung Group, Ltd. 671,000 878,625
*Hang Lung Properties, Ltd. 2,010,982 1,691,683
Hang Seng Bank, Ltd. 93,500 1,143,734
Henderson Land Development
Co., Ltd. 374,000 1,205,071
HK Electric Investments & HK
Electric Investments, Ltd. 705,500 477,327
HKBN, Ltd. 532,000 234,714
*HKR International, Ltd. 800 103
#HKT Trust & HKT, Ltd. 3,052,000 3,792,231
Hong Kong & China Gas Co.,
Ltd. 2,717,000 2,107,366
Hong Kong Exchanges &
Clearing, Ltd. 161,400 6,452,346
*Hong Kong Technology
Venture Co., Ltd. 310,978 58,000
*Hongkong & Shanghai Hotels,
Ltd. (The) 322,500 228,153
*Huobi Technology Holdings,
Ltd. 44,000 11,942
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 1,078,000 131,727
Hysan Development Co., Ltd. 282,000 458,489
IGG, Inc. 746,000 395,338
ΩImpro Precision Industries,
Ltd. 282,000 82,702
International Housewares
Retail Co., Ltd. 76,000 10,362
Johnson Electric Holdings, Ltd. 477,947 724,199
Karrie International Holdings,
Ltd. 130,000 13,712
Kerry Logistics Network, Ltd. 229,500 215,201
Kerry Properties, Ltd. 577,000 1,220,143
Kowloon Development Co.,
Ltd. 285,319 144,230
Luk Fook Holdings
International, Ltd. 231,000 442,722
Man Wah Holdings, Ltd. 1,760,800 1,277,386
#*Melco International
Development, Ltd. 103,000 63,328
MGM China Holdings, Ltd. 257,200 333,476
*Midland Holdings, Ltd. 214,000 23,948
Modern Dental Group, Ltd. 275,000 132,647
*Mongolian Mining Corp. 513,000 581,335
MTR Corp., Ltd. 122,500 445,919
*NagaCorp., Ltd. 792,333 325,111
*New Focus Auto Tech
Holdings, Ltd. 1,504,000 9,286
Shares Value †
HONG KONG — (Continued)
#New World Development
Co., Ltd. 1,234,000 $ 1,241,238
Nissin Foods Co., Ltd. 96,000 55,444
Oriental Watch Holdings 456,000 202,356
Pacific Basin Shipping, Ltd. 3,519,000 968,648
Pacific Textiles Holdings, Ltd. 232,000 48,045
PAX Global Technology, Ltd. 131,000 86,947
PCCW, Ltd. 3,676,000 2,019,001
Pentamaster International, Ltd. 2,000 175
Perfect Medical Health
Management, Ltd. 186,000 61,726
Pico Far East Holdings, Ltd. 352,000 83,309
Plover Bay Technologies, Ltd. 176,000 122,247
Power Assets Holdings, Ltd. 215,000 1,431,139
PRADA SpA 155,700 1,192,624
*Public Financial Holdings, Ltd. 80,000 17,082
#Sa Sa International Holdings,
Ltd. 1,082,000 94,639
ΩSamsonite International SA 1,158,300 2,720,539
*Sands China, Ltd. 397,200 1,012,619
#*Shandong Hi-Speed
Holdings Group, Ltd. 317,000 229,155
Shangri-La Asia, Ltd. 950,000 683,075
*Shun Tak Holdings, Ltd. 528,000 45,503
SITC International Holdings
Co., Ltd. 1,049,000 2,968,461
*SJM Holdings, Ltd. 1,009,000 346,526
SmarTone
Telecommunications Holdings,
Ltd. 364,000 198,050
Stella International Holdings,
Ltd. 345,000 647,008
Sun Hung Kai Properties, Ltd. 163,000 1,764,310
*SUNeVision Holdings, Ltd. 699,000 349,752
Swire Pacific, Ltd., Class A 125,000 1,050,724
Swire Pacific, Ltd., Class B 210,000 283,083
Swire Properties, Ltd. 190,000 387,117
Techtronic Industries Co., Ltd. 312,000 4,502,778
#*Television Broadcasts, Ltd. 345,900 144,600
Texhong International Group,
Ltd. 205,000 111,275
#Theme International
Holdings, Ltd. 2,140,000 107,352
#*Tongda Group Holdings, Ltd. 1,570,000 18,983
Town Health International
Medical Group, Ltd. 6,000 192
*Transport International
Holdings, Ltd. 33,600 36,131
Tycoon Group Holdings, Ltd. 96,000 47,417
United Laboratories
International Holdings, Ltd.
(The) 1,262,000 1,714,180
Value Partners Group, Ltd. 191,000 44,468
Vesync Co., Ltd. 161,000 82,008
#Vitasoy International
Holdings, Ltd. 530,000 600,599
Viva Goods Company, Ltd. 456,000 35,779
Ω#*VPower Group
International Holdings, Ltd. 470,000 11,849

Dimensional International Core Equity 2 ETF
continued
Shares Value †
HONG KONG — (Continued)
VSTECS Holdings, Ltd. 542,000 $ 313,722
VTech Holdings, Ltd. 137,500 1,022,265
*Wang On Group, Ltd. 40,000 103
ΩWH Group, Ltd. 5,984,000 4,664,417
Wharf Real Estate Investment
Co., Ltd. 527,000 1,579,427
Wynn Macau, Ltd. 747,200 590,117
*Xinyi Glass Holdings, Ltd. 1,423,395 1,614,831
Yue Yuen Industrial Holdings,
Ltd. 738,000 1,553,005
*Yunfeng Financial Group, Ltd. 2,000 288
*<Zensun Enterprises, Ltd. 211,000 3,365
#*Zhaobangji Lifestyle
Holdings, Ltd. 1,080,000 23,894
TOTAL HONG KONG 111,708,245
IRELAND — (0.5%)
AIB Group PLC 1,484,441 7,887,065
Bank of Ireland Group PLC 793,537 7,290,020
Cairn Homes PLC 450,419 1,044,006
Dalata Hotel Group PLC 218,151 1,013,654
FBD Holdings PLC 13,317 182,165
Glanbia PLC 186,115 3,081,341
Ω*Glenveagh Properties PLC 394,735 685,668
Irish Continental Group PLC 37,999 210,393
Kerry Group PLC, Class A 40,758 4,048,764
Kingspan Group PLC 84,641 7,410,946
*Permanent TSB Group
Holdings PLC 11,992 18,877
TOTAL IRELAND 32,872,899
ISRAEL — (0.8%)
*AFI Properties, Ltd. 12 574
Africa Israel Residences, Ltd. 2,900 202,253
*Airport City, Ltd. 20,132 306,751
*Allot, Ltd. 36 121
*Alrov Properties and
Lodgings, Ltd. 4 152
Amos Luzon Development and
Energy Group, Ltd. 16,613 11,826
Amot Investments, Ltd. 42,311 206,188
Arad, Ltd. 9,357 128,690
*Argo Properties NV 6,314 161,188
Aryt Industries, Ltd. 9,369 11,593
Ashdod Refinery, Ltd. 1,478 23,666
#*Ashtrom Group, Ltd. 15,847 242,731
Atreyu Capital Markets, Ltd. 876 14,537
AudioCodes, Ltd. 26,446 243,568
Aura Investments, Ltd. 33,670 171,100
Automatic Bank Services, Ltd. 13,900 67,068
*Azorim-Investment
Development & Construction
Co., Ltd. 46,406 244,875
Azrieli Group, Ltd. 4,331 331,693
Bank Hapoalim BM 420,141 4,386,834
Bank Leumi Le-Israel BM 555,379 5,654,892
*Bet Shemesh Engines
Holdings 1997, Ltd. 4,775 377,696
Bezeq The Israeli
Telecommunication Corp., Ltd. 548,641 703,822
Shares Value †
ISRAEL — (Continued)
*Big Shopping Centers, Ltd. 2,719 $ 326,347
Blue Square Real Estate, Ltd. 2,452 196,637
*Brack Capital Properties NV 8 615
#Camtek, Ltd. 7,201 569,589
Carasso Motors, Ltd. 34,678 191,425
*Cellcom Israel, Ltd. 116,809 552,367
*Clal Insurance Enterprises
Holdings, Ltd. 67,687 1,297,324
Danel Adir Yeoshua, Ltd. 4,173 418,315
Danya Cebus, Ltd. 3,960 100,564
*Delek Automotive Systems,
Ltd. 14,951 92,404
#Delek Group, Ltd. 5,680 670,807
Delta Galil, Ltd. 8,408 375,347
Diplomat Holdings, Ltd. 2,250 21,003
*Doral Group Renewable
Energy Resources, Ltd. 44,016 168,727
*Duniec Brothers, Ltd. 1,226 81,998
*El Al Israel Airlines 106,765 207,257
Elbit Systems, Ltd. 1,057 241,102
*Electra Consumer Products
1970, Ltd. 6,289 125,935
#Electra Real Estate, Ltd. 14,444 154,637
Electra, Ltd. 898 409,356
*Ellomay Capital, Ltd. 820 11,333
Energix-Renewable Energies,
Ltd. 52,898 184,391
*Enlight Renewable Energy,
Ltd. 1,378 21,910
*Enlight Renewable Energy,
Ltd. 36,346 578,086
*Equital, Ltd. 19,285 697,481
*Fattal Holdings 1998, Ltd. 4,446 561,083
First International Bank of
Israel, Ltd. (The) 30,897 1,373,512
FMS Enterprises Migun, Ltd. 1,824 67,140
Formula Systems 1985, Ltd. 6,311 540,186
Formula Systems 1985, Ltd.,
ADR 278 23,266
Fox Wizel, Ltd. 3,364 246,844
Gav-Yam Lands Corp., Ltd. 6,042 49,988
*Gilat Satellite Networks, Ltd. 21,266 110,341
*Hagag Group Real Estate
Development 21,066 100,349
Harel Insurance Investments &
Financial Services, Ltd. 33,654 350,763
Hilan, Ltd. 12,374 677,429
ICL Group, Ltd. 154,308 637,296
IDI Insurance Co., Ltd. 9,310 317,310
Ilex Medical, Ltd. 1,617 27,729
Inrom Construction Industries,
Ltd. 87,968 315,104
*Intercure, Ltd. 25,098 44,394
#Israel Canada T.R, Ltd. 97,549 365,590
Israel Discount Bank, Ltd.,
Class A 805,548 4,743,838
*Israel Land Development Co.,
Ltd. (The) 15,903 141,562

Dimensional International Core Equity 2 ETF
continued
Shares Value †
ISRAEL — (Continued)
Israel Shipyards Industries,
Ltd. 4,082 $ 79,111
Isras Investment Co., Ltd. 1,067 227,097
Issta, Ltd. 6,746 153,498
*Kamada, Ltd. 17,263 99,090
Kardan Real Estate Enterprise
& Development, Ltd. 45,196 57,484
#Kenon Holdings, Ltd. 7,031 200,918
Kerur Holdings, Ltd. 8 141
#Kvutzat Acro, Ltd. 17,178 235,980
Lahav L.R. Real Estate, Ltd. 21,388 21,440
Lapidoth Capital, Ltd. 2,630 43,434
#Levinstein Properties, Ltd. 1,149 18,905
M Yochananof & Sons, Ltd. 4,406 262,176
Magic Software Enterprises,
Ltd. 38,800 434,948
*Malam - Team, Ltd. 3,494 61,065
Matrix IT, Ltd. 30,130 604,791
Max Stock, Ltd. 58,216 153,753
Mediterranean Towers, Ltd. 75,893 162,299
Mega Or Holdings, Ltd. 11,974 335,768
Meitav Investment House, Ltd. 46,126 246,110
Menora Mivtachim Holdings,
Ltd. 8,741 271,981
*Meshek Energy Renewable
Energies, Ltd. 43,515 25,719
Meshulam Levinstein
Contracting & Engineering,
Ltd. 572 46,529
Migdal Insurance & Financial
Holdings, Ltd. 268,984 437,893
Mivne Real Estate KD, Ltd. 180,222 492,842
Mizrahi Tefahot Bank, Ltd. 46,148 1,907,156
#*Naphtha Israel Petroleum
Corp., Ltd. 9,462 55,747
*Nayax, Ltd. 2,939 86,420
*Neto Malinda Trading, Ltd. 5,490 101,702
Next Vision Stabilized
Systems, Ltd. 54,271 617,438
#*Nice, Ltd., Sponsored ADR 853 148,166
#*Nova, Ltd. 17,075 3,163,997
*Nova, Ltd. 1,057 198,352
Novolog, Ltd. 58,686 23,704
Oil Refineries, Ltd. 1,843,685 470,174
One Software Technologies,
Ltd. 29,236 432,182
*OPC Energy, Ltd. 34,567 280,443
Palram Industries 1990, Ltd. 7,797 146,690
*Partner Communications Co.,
Ltd. 118,330 502,940
Paz Retail and Energy, Ltd. 10,656 1,204,921
Phoenix Financial, Ltd. 46,696 541,119
Plasson Industries, Ltd. 1,056 40,169
#Polyram Plastic Industries,
Ltd. 8,556 26,302
Prashkovsky Investments and
Construction, Ltd. 5,252 143,764
*Priortech, Ltd. 2,381 101,773
Qualitau, Ltd. 2,955 121,410
Shares Value †
ISRAEL — (Continued)
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 8,033 $ 485,300
*Rani Zim Shopping Centers,
Ltd. 33,466 27,410
Retailors, Ltd. 8,686 156,426
*Scope Metals Group, Ltd. 6,365 197,370
*Shapir Engineering and
Industry, Ltd. 10,128 66,574
*Shikun & Binui Soltec
Renewable Energy 103,556 71,641
#*Shikun & Binui, Ltd. 121,378 321,866
Shufersal, Ltd. 88,212 782,163
Strauss Group, Ltd. 4,776 80,585
Tadiran Group, Ltd. 460 24,224
ΩTamar Petroleum, Ltd. 42,041 248,589
*TAT Technologies, Ltd. 2,744 50,759
Tel Aviv Stock Exchange, Ltd. 70,051 703,150
Telsys, Ltd. 1,894 91,703
*Teva Pharmaceutical
Industries, Ltd. 114,414 2,098,105
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 113,903 2,100,371
Tiv Taam Holdings 1, Ltd. 7,951 13,186
#*Tower Semiconductor, Ltd. 27,815 1,167,117
Victory Supermarket Chain,
Ltd. 1,064 13,977
YH Dimri Construction &
Development, Ltd. 2,676 233,986
TOTAL ISRAEL 55,802,542
ITALY — (2.9%)
A2A SpA 1,982,525 4,519,875
*Abitare In SpA 3,035 13,773
ACEA SpA 39,929 755,136
Amplifon SpA 118,927 3,318,196
ΩAnima Holding SpA 186,317 1,128,691
Arnoldo Mondadori Editore
SpA 125,912 333,538
Ascopiave SpA 55,862 171,629
Avio SpA 28 361
Azimut Holding SpA 91,782 2,267,871
B&C Speakers SpA 553 10,476
Banca Generali SpA 59,157 2,616,470
Banca IFIS SpA 25,473 608,956
Banca Mediolanum SpA 188,255 2,325,826
Banca Monte dei Paschi di
Siena SpA 1,006,592 5,498,986
Banca Popolare di Sondrio
SPA 385,402 2,872,387
Banca Profilo SpA 440 92
Banco BPM SpA 1,466,955 9,867,717
Banco di Desio e della Brianza
SpA 40,755 236,271
BasicNet SpA 1,672 9,548
Biesse SpA 1,933 16,369
BPER Banca SPA 1,062,310 6,458,443
Brembo NV 37,980 397,443
Brunello Cucinelli SpA 32,158 3,170,030
Buzzi SpA 66,481 2,596,852

Dimensional International Core Equity 2 ETF
continued
Shares Value †
ITALY — (Continued)
Cairo Communication SpA 78,434 $ 186,908
ΩCarel Industries SpA 14,566 298,876
Cembre SpA 3,865 160,498
Cementir Holding NV 43,367 449,155
*CIR SpA-Compagnie
Industriali 593,770 373,238
Credito Emiliano SpA 69,622 751,314
d'Amico International Shipping
SA 50,391 270,252
Danieli & C Officine
Meccaniche SpA 8,989 242,996
Danieli & C Officine
Meccaniche SpA 40,100 808,870
Datalogic SpA 14,967 96,356
Davide Campari-Milano NV,
Class M 21,127 141,701
De' Longhi SpA 9,264 289,252
DiaSorin SpA 2,308 250,567
#Digital Value SpA 1,668 19,811
Emak SpA 41,155 43,339
ΩEnav SpA 70,266 297,050
Enel SpA 1,799,665 13,617,988
Eni SpA 842,558 12,817,060
ERG SpA 13,407 300,421
*Esprinet SpA 26,965 166,279
Ferrari NV, ADR 18,362 8,738,109
Fiera Milano SpA 22,947 103,137
Fila SpA 24,788 267,226
FinecoBank Banca Fineco SpA 380,749 6,070,175
FNM SpA 120,052 54,479
*Garofalo Health Care SpA 11,890 73,578
Gefran SpA 545 5,325
Generali 209,236 5,803,845
#*Geox SpA 76 43
Hera SpA 655,548 2,505,161
#Illimity Bank SpA 2,725 11,005
#IMMSI SpA 162,268 91,958
ΩInfrastrutture Wireless
Italiane SpA 48,216 541,776
Intercos SpA 6,551 104,832
Interpump Group SpA 21,112 936,060
Intesa Sanpaolo SpA 1,409,191 6,023,151
Iren SpA 507,703 1,098,514
Italgas SpA 275,350 1,681,497
Italian Sea Group SPA (The) 7,305 63,842
#Italmobiliare SpA 3,083 92,546
Iveco Group NV 249,156 2,589,182
Leonardo SpA 237,133 5,656,015
LU-VE SpA 3,141 92,582
Maire SpA 149,427 1,126,652
Mediobanca Banca di Credito
Finanziario SpA 272,872 4,494,000
MFE-MediaForEurope NV,
Class A 140,107 458,449
MFE-MediaForEurope NV,
Class B 48,865 225,251
Moltiply Group SpA 8,885 329,892
Moncler SpA 90,492 5,004,465
*Newlat Food SpA 6,174 76,144
Shares Value †
ITALY — (Continued)
Ω*Nexi SpA 615,747 $ 3,878,542
Orsero SpA 9,819 126,001
ΩOVS SpA 267,663 820,038
Pharmanutra SpA 2,786 165,446
#Piaggio & C SpA 93,892 225,681
ΩPiovan SpA 6,214 93,098
ΩPirelli & C SpA 317,845 1,734,309
ΩPoste Italiane SpA 155,408 2,183,213
Prysmian SpA 54,743 3,852,353
ΩRAI Way SpA 104,214 596,246
Recordati Industria Chimica e
Farmaceutica SpA 41,985 2,374,764
Reply SpA 15,290 2,328,915
Rizzoli Corriere Della Sera
Mediagroup SpA 189,220 163,108
Sabaf SpA 565 11,409
#*Safilo Group SpA 178,722 194,417
*Saipem SpA 991,873 2,351,783
Sanlorenzo SpA 12,458 467,964
#*Seri Industrial SpA 2,560 8,199
#Sesa SpA 5,134 445,339
Snam SpA 542,006 2,599,671
#Sogefi SpA 58,331 123,107
SOL SpA 22,874 884,058
#Stellantis NV 714,932 9,737,374
ΩTechnogym SpA 94,960 1,021,652
*Telecom Italia SpA 7,673,154 1,938,469
Tenaris SA 93,601 1,538,999
Tenaris SA, Sponsored ADR 59,326 1,950,639
Terna - Rete Elettrica
Nazionale 434,566 3,757,297
Tinexta Spa 10,529 123,567
#*TREVI - Finanziaria
Industriale SpA 166,943 50,385
TXT e-solutions SpA 1,875 59,439
UniCredit SpA 467,005 20,624,859
Unipol Gruppo SpA 420,434 5,217,141
Webuild SpA 548,317 1,553,677
#Wiit SpA 7,518 168,135
TOTAL ITALY 208,465,052
JAPAN — (22.4%)
&Do Holdings Co., Ltd. 13,300 91,766
77 Bank, Ltd. (The) 73,800 1,922,942
A&D HOLON Holdings Co.,
Ltd. 31,400 460,307
#AB&Company Co., Ltd. 11,200 66,027
#Abalance Corp. 10,100 60,338
ABC-Mart, Inc. 25,300 497,612
#*Access Co., Ltd. 20,300 170,849
Achilles Corp. 7,700 76,634
AD Works Group Co., Ltd. 48,300 63,100
Adastria Co., Ltd. 26,300 610,343
ADEKA Corp. 73,700 1,348,929
Ad-sol Nissin Corp. 6,292 75,054
Adtec Plasma Technology
Co., Ltd. 1,000 8,574
Advan Group Co., Ltd. 8,400 52,002
Advantest Corp. 162,000 9,729,040

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Adways, Inc. 8,200 $ 17,926
Aeon Co., Ltd. 175,500 4,309,010
Aeon Delight Co., Ltd. 9,573 273,065
#Aeon Fantasy Co., Ltd. 8,300 145,757
Aeon Hokkaido Corp. 32,300 190,630
Aeon Kyushu Co., Ltd. 2,600 50,268
Aeon Mall Co., Ltd. 39,900 530,297
AFC-HD AMS Life Science
Co., Ltd. 8,300 45,498
AGC, Inc. 81,200 2,506,499
#Agro-Kanesho Co., Ltd. 6,800 58,748
#Ahresty Corp. 20,400 74,328
Ai Holdings Corp. 10,400 160,105
Aica Kogyo Co., Ltd. 43,100 936,557
Aichi Financial Group, Inc. 23,800 359,363
Aichi Steel Corp. 14,600 415,979
Aichi Tokei Denki Co., Ltd. 1,600 20,913
Aida Engineering, Ltd. 46,200 241,426
Aidma Holdings, Inc. 2,000 21,113
Ain Holdings, Inc. 24,129 801,053
Air Water, Inc. 162,000 2,053,117
#Airport Facilities Co., Ltd. 23,200 88,642
#Airtech Japan, Ltd. 4,300 33,762
#Airtrip Corp. 7,900 53,989
Aisan Industry Co., Ltd. 46,000 413,117
Aisin Corp. 120,900 1,271,901
#AIT Corp. 7,400 86,570
Ajinomoto Co., Inc. 96,000 3,720,886
*Akebono Brake Industry Co.,
Ltd. 143,201 113,752
Akita Bank, Ltd. (The) 16,300 224,182
Albis Co., Ltd. 3,000 52,526
Alconix Corp. 31,400 283,646
Alfresa Holdings Corp. 117,600 1,707,352
Alinco, Inc. 18,000 113,914
Alleanza Holdings Co., Ltd. 1,400 9,843
Almado, Inc. 4,200 28,290
#*Almedio, Inc. 27,300 77,424
#Alpen Co., Ltd. 17,800 239,203
Alpha Corp. 2,200 17,014
Alpha Systems, Inc. 5,300 111,689
Alps Alpine Co., Ltd. 225,246 2,249,133
Altech Corp. 13,600 248,295
Amada Co., Ltd. 275,800 2,746,684
Amano Corp. 46,300 1,349,562
Amiyaki Tei Co., Ltd. 7,558 82,911
#Amvis Holdings, Inc. 30,500 398,057
ANA Holdings, Inc. 36,400 719,278
Anabuki Kosan, Inc. 1,400 18,409
Anest Iwata Corp. 23,900 222,172
Anicom Holdings, Inc. 74,400 330,178
Anritsu Corp. 54,200 413,283
*Anymind Group, Inc. 13,900 91,070
AOKI Holdings, Inc. 46,500 363,575
Aoyama Trading Co., Ltd. 54,800 473,800
Aoyama Zaisan Networks Co.,
Ltd. 16,700 146,910
#Aozora Bank, Ltd. 90,400 1,568,239
Shares Value †
JAPAN — (Continued)
Arakawa Chemical Industries,
Ltd. 12,900 $ 112,634
Arata Corp. 31,034 701,869
Araya Industrial Co., Ltd. 1,500 44,412
ARCLANDS Corp. 65,320 716,987
Arcs Co., Ltd. 44,313 738,041
ARE Holdings, Inc. 44,500 547,760
Arealink Co., Ltd. 15,600 187,517
*Arent, Inc. 400 15,887
Argo Graphics, Inc. 10,000 347,284
Arisawa Manufacturing Co.,
Ltd. 33,700 310,839
Artience Co., Ltd. 30,000 726,736
Artner Co., Ltd. 6,500 75,743
As One Corp. 23,500 443,465
Asahi Co., Ltd. 15,800 158,700
Asahi Diamond Industrial Co.,
Ltd. 13,200 74,092
Asahi Group Holdings, Ltd. 336,600 4,064,833
Asahi Intecc Co., Ltd. 85,800 1,389,867
Asahi Kasei Corp. 561,600 3,906,222
Asahi Net, Inc. 17,900 74,267
ASAHI YUKIZAI Corp. 18,100 490,153
Asanuma Corp. 62,000 270,264
Ashimori Industry Co., Ltd. 4,500 76,071
Asia Pile Holdings Corp. 33,900 178,931
Asics Corp. 268,900 4,791,036
ASKA Pharmaceutical
Holdings Co., Ltd. 5,100 72,855
ASKUL Corp. 31,500 398,700
Astellas Pharma, Inc. 83,500 984,239
Astena Holdings Co., Ltd. 24,400 81,854
Atrae, Inc. 9,300 47,805
#Aucnet, Inc. 7,900 124,004
Autobacs Seven Co., Ltd. 78,600 732,207
Avant Group Corp. 21,900 310,403
Awa Bank, Ltd. (The) 45,800 738,453
Axial Retailing, Inc. 68,704 402,324
#Axxzia, Inc. 8,000 29,516
Azbil Corp. 219,600 1,731,427
AZ-COM MARUWA Holdings,
Inc. 53,400 364,238
AZOOM Co., Ltd. 1,500 58,099
Bandai Namco Holdings, Inc. 166,100 3,513,371
Bando Chemical Industries,
Ltd. 30,000 358,838
Bank of Iwate, Ltd. (The) 15,000 227,179
Bank of Nagoya, Ltd. (The) 10,700 424,979
Bank of Saga, Ltd. (The) 6,700 91,225
Bank of the Ryukyus, Ltd. 52,900 348,326
Base Co., Ltd. 7,800 152,390
*baudroie, Inc. 2,300 71,042
BayCurrent, Inc. 69,600 2,272,709
Beauty Garage, Inc. 1,300 12,520
#Beenos, Inc. 13,800 253,306
Belc Co., Ltd. 11,700 501,566
Bell System24 Holdings, Inc. 37,300 324,944
Belluna Co., Ltd. 52,500 246,086
#Bewith, Inc. 4,900 50,633

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#Bic Camera, Inc. 76,500 $ 857,533
BIPROGY, Inc. 41,500 1,320,807
B-Lot Co., Ltd., Class B 18,000 136,248
#Bookoff Group Holdings, Ltd. 14,400 139,250
#Br. Holdings Corp. 23,112 52,498
B-R31 Ice Cream Co., Ltd. 900 24,756
#BrainPad, Inc. 17,000 91,403
Bridgestone Corp. 174,700 6,292,985
Broadmedia Corp. 3,400 32,075
#Bronco Billy Co., Ltd. 900 22,127
Brother Industries, Ltd. 166,800 3,297,127
Bull-Dog Sauce Co., Ltd. 3,800 44,555
Bunka Shutter Co., Ltd. 47,800 582,418
Business Brain Showa-Ota,
Inc. 10,000 122,567
Business Engineering Corp.,
Class G 3,200 84,976
#BuySell Technologies Co.,
Ltd. 4,800 131,246
C. Uyemura & Co., Ltd. 6,700 473,717
Calbee, Inc. 55,500 1,242,078
Canon Electronics, Inc. 23,500 374,581
Canon Marketing Japan, Inc. 19,000 575,519
Canon, Inc. 61,700 2,026,895
#Canon, Inc., Sponsored ADR 68,669 2,210,455
Capcom Co., Ltd. 136,100 2,735,849
#Careerlink Co., Ltd. 5,200 85,583
#Carlit Co., Ltd. 18,700 157,874
#Carta Holdings, Inc. 3,800 36,023
Casio Computer Co., Ltd. 35,200 257,891
Cawachi, Ltd. 13,900 230,868
CDS Co., Ltd. 4,400 50,925
Celsys, Inc. 27,457 219,368
Central Automotive Products,
Ltd. 3,600 109,188
Central Glass Co., Ltd. 27,200 624,979
Central Japan Railway Co. 75,840 1,587,250
Central Security Patrols Co.,
Ltd. 4,950 90,795
Central Sports Co., Ltd. 2,500 40,177
Ceres, Inc. 4,400 46,246
#Change Holdings, Inc. 40,700 325,440
Charm Care Corp. KK 18,900 155,716
Chiba Bank, Ltd. (The) 141,900 1,052,664
Chiba Kogyo Bank, Ltd. (The) 55,900 415,787
#Chikaranomoto Holdings Co.,
Ltd. 2,200 15,757
Chimney Co., Ltd. 2,100 17,219
Chino Corp. 2,500 35,697
#*Chiyoda Corp. 61,400 119,313
Chori Co., Ltd. 9,200 249,138
Choushimaru Co., Ltd. 900 9,601
Chubu Electric Power Co., Inc. 149,000 1,716,691
Chubu Shiryo Co., Ltd. 17,902 165,123
Chuetsu Pulp & Paper Co.,
Ltd. 10,600 86,428
Chugai Pharmaceutical Co.,
Ltd. 150,800 7,266,516
Chugin Financial Group, Inc. 144,700 1,393,566
Shares Value †
JAPAN — (Continued)
Chugoku Electric Power Co.,
Inc. (The) 165,100 $ 1,205,802
Chugoku Marine Paints, Ltd. 44,500 646,503
Citizen Watch Co., Ltd. 265,100 1,595,908
CKD Corp. 55,700 969,379
CK-San-Etsu Co., Ltd. 3,500 82,833
CMK Corp. 47,300 127,624
Coca-Cola Bottlers Japan
Holdings, Inc. 84,700 1,088,742
#Colowide Co., Ltd. 29,300 325,363
Computer Engineering &
Consulting, Ltd. 24,900 296,037
COMSYS Holdings Corp. 90,200 1,903,186
Comture Corp. 20,000 306,581
Concordia Financial Group,
Ltd. 431,500 2,170,743
#Copro-Holdings Co., Ltd. 4,900 45,807
Core Corp. 2,700 33,235
Cosel Co., Ltd. 26,000 210,970
Cosmo Energy Holdings Co.,
Ltd. 54,900 2,737,702
Cosmos Initia Co., Ltd. 11,200 54,851
Cosmos Pharmaceutical Corp. 23,000 1,099,531
Cota Co., Ltd. 12,128 130,735
#CRE, Inc. 10,200 81,292
*Creal, Inc. 2,600 58,460
Create Restaurants Holdings,
Inc. 115,100 919,591
Create SD Holdings Co., Ltd. 25,600 505,025
Creek & River Co., Ltd. 10,100 106,885
Cresco, Ltd. 17,600 142,926
Cross Cat Co., Ltd. 4,700 34,095
CTI Engineering Co., Ltd. 13,300 397,712
CTS Co., Ltd. 16,600 99,279
Curves Holdings Co., Ltd. 47,900 255,970
#*Cyber Security Cloud, Inc. 2,700 32,189
CyberAgent, Inc. 164,430 1,086,485
Cybozu, Inc. 23,900 331,689
Dai Nippon Printing Co., Ltd. 23,000 403,151
Dai Nippon Toryo Co., Ltd. 13,300 89,583
Daicel Corp. 241,300 2,157,562
Dai-Dan Co., Ltd. 30,700 611,682
Daido Metal Co., Ltd. 37,300 121,946
Daido Steel Co., Ltd. 143,300 1,120,435
Daifuku Co., Ltd. 91,600 1,762,545
Daihatsu Diesel Manufacturing
Co., Ltd. 15,900 139,037
Daihen Corp. 13,300 564,044
#Daiho Corp. 5,000 114,886
Daiichi Jitsugyo Co., Ltd. 10,600 168,125
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 18,400 95,307
Dai-ichi Life Holdings, Inc. 169,000 4,286,992
Daiichi Sankyo Co., Ltd. 73,700 2,409,977
Daiichikosho Co., Ltd. 68,165 856,957
Daiken Medical Co., Ltd. 17,000 55,913
Daiki Aluminium Industry Co.,
Ltd. 30,100 219,933
Daikin Industries, Ltd. 45,400 5,558,575

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#Daikoku Denki Co., Ltd. 3,500 $ 77,433
Daikokutenbussan Co., Ltd. 5,300 367,077
Daikyonishikawa Corp. 53,900 226,463
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 18,229 352,912
Daio Paper Corp. 72,701 413,798
Daiseki Co., Ltd. 34,000 873,855
Daishi Hokuetsu Financial
Group, Inc. 48,200 774,934
Daishinku Corp. 24,100 96,036
Daisue Construction Co., Ltd. 4,900 53,592
Daito Pharmaceutical Co., Ltd. 14,440 212,062
Daito Trust Construction Co.,
Ltd. 20,900 2,316,048
Daitron Co., Ltd. 8,600 159,607
Daiwa House Industry Co., Ltd. 305,800 9,176,509
Daiwa Securities Group, Inc. 399,200 2,665,264
Daiwabo Holdings Co., Ltd. 85,300 1,551,444
DCM Holdings Co., Ltd. 90,600 852,321
#*DD GROUP Co., Ltd. 11,400 103,204
Dear Life Co., Ltd. 25,100 139,238
Denka Co., Ltd. 87,100 1,237,955
Denso Corp. 224,200 3,263,098
#Dentsu Group, Inc. 46,400 1,442,032
Dentsu Soken, Inc. 18,400 659,537
Dexerials Corp. 150,300 2,359,708
#DIC Corp. 92,700 2,034,440
Digital Arts, Inc. 10,800 372,939
Digital Hearts Holdings Co.,
Ltd. 12,000 64,678
Digital Information
Technologies Corp. 6,300 84,372
dip Corp. 33,565 594,948
Disco Corp. 7,600 2,218,756
DKS Co., Ltd. 5,900 133,048
DMG Mori Co., Ltd. 131,700 2,559,645
Double Standard, Inc. 6,800 72,274
Doutor Nichires Holdings Co.,
Ltd. 41,400 608,532
Dowa Holdings Co., Ltd. 62,700 2,162,239
DTS Corp. 27,100 707,189
DyDo Group Holdings, Inc. 19,300 387,710
Eagle Industry Co., Ltd. 25,000 334,646
#Earth Corp. 13,000 445,495
East Japan Railway Co. 93,500 1,884,425
#EAT&HOLDINGS Co., Ltd. 4,600 65,471
Ebara Corp. 233,500 3,603,097
Ebara Foods Industry, Inc. 3,800 72,495
Ebara Jitsugyo Co., Ltd. 5,500 148,580
Ebase Co., Ltd. 18,500 78,822
Eco's Co., Ltd. 6,900 93,314
EDION Corp. 61,400 711,446
eGuarantee, Inc. 29,000 289,572
Ehime Bank, Ltd. (The) 50,100 342,387
Eidai Co., Ltd. 8,400 11,801
Eiken Chemical Co., Ltd. 25,400 413,370
Eisai Co., Ltd. 20,200 686,661
#Elan Corp. 23,000 131,968
Shares Value †
JAPAN — (Continued)
Elecom Co., Ltd. 19,400 $ 184,289
Electric Power Development
Co., Ltd. 48,900 819,414
Elematec Corp. 15,700 246,850
EM Systems Co., Ltd. 22,700 79,877
en Japan, Inc. 32,300 518,030
Endo Lighting Corp. 9,400 79,853
ENEOS Holdings, Inc. 2,273,500 11,588,022
Enomoto Co., Ltd. 7,000 66,174
#*eRex Co., Ltd. 19,600 81,064
ERI Holdings Co., Ltd. 3,300 40,230
ES-Con Japan, Ltd. 47,200 306,455
Eslead Corp. 5,700 170,822
ESPEC Corp. 16,000 282,764
Eternal Hospitality Group Co.,
Ltd. 6,300 147,238
Exedy Corp. 39,200 1,087,281
EXEO Group, Inc. 211,200 2,174,740
Ezaki Glico Co., Ltd. 50,700 1,496,786
#FALCO HOLDINGS Co., Ltd. 5,200 80,667
FANUC Corp. 23,800 643,260
Fast Fitness Japan, Inc. 3,200 27,898
#Fast Retailing Co., Ltd. 23,600 7,672,227
Feed One Co., Ltd. 17,800 99,444
#Ferrotec Holdings Corp. 61,486 1,047,068
#FFRI Security, Inc. 2,400 32,362
#Fibergate, Inc. 7,900 52,278
FIDEA Holdings Co., Ltd. 15,700 146,152
Financial Partners Group Co.,
Ltd. 72,600 1,131,955
#FINDEX, Inc. 12,400 71,148
#Fintech Global, Inc. 131,400 68,148
First Bank of Toyama, Ltd.
(The) 79,000 580,863
Fixstars Corp. 19,300 184,353
Focus Systems Corp. 3,000 21,310
Food & Life Cos., Ltd. 120,100 2,396,087
Forum Engineering, Inc. 16,400 94,745
#Forval Corp. 5,000 46,775
Foster Electric Co., Ltd. 22,100 253,173
FP Corp. 27,700 485,171
#FP Partner, Inc. 5,600 108,636
#France Bed Holdings Co.,
Ltd. 27,300 226,537
Freebit Co., Ltd. 4,900 41,111
Freund Corp. 7,600 35,225
*Fronteo, Inc. 34,200 142,121
#F-Tech, Inc. 14,400 49,442
FTGroup Co., Ltd. 2,700 19,391
Fudo Tetra Corp. 11,900 166,166
Fuji Co., Ltd. 8,600 115,401
Fuji Corp. 62,500 935,295
Fuji Corp. 13,600 163,120
Fuji Corp., Ltd. 14,900 68,570
Fuji Electric Co., Ltd. 41,500 2,165,928
Fuji Furukawa Engineering &
Construction Co., Ltd. 1,400 50,642
Fuji Kosan Co., Ltd. 6,900 64,957
Fuji Kyuko Co., Ltd. 22,800 385,725

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#Fuji Oil Co., Ltd. 32,100 $ 71,017
Fuji Oil Holdings, Inc. 37,000 800,361
#Fuji Pharma Co., Ltd. 12,500 108,075
Fuji Seal International, Inc. 46,000 788,787
#Fuji Soft, Inc. 12,800 785,689
Fujibo Holdings, Inc. 4,700 145,327
Fujicco Co., Ltd. 16,215 182,881
FUJIFILM Holdings Corp. 135,900 3,282,298
Fujikura Composites, Inc. 17,300 137,991
Fujikura, Ltd. 280,000 10,536,419
Fujimi, Inc. 15,600 245,073
#*Fujio Food Group, Inc. 16,300 148,741
*Fujita Kanko, Inc. 7,200 445,731
Fujitsu General, Ltd. 5,500 69,181
Fujitsu, Ltd. 306,100 5,954,205
Fujiya Co., Ltd. 5,300 92,552
#FuKoKu Co., Ltd. 10,500 122,216
Fukuda Corp. 4,500 169,867
Fukuda Denshi Co., Ltd. 14,600 738,986
Fukui Bank, Ltd. (The) 7,962 93,563
Fukui Computer Holdings, Inc. 9,700 172,190
Fukuoka Financial Group, Inc. 80,800 1,871,409
Fukushima Galilei Co., Ltd. 7,600 276,409
Fukuyama Transporting Co.,
Ltd. 13,800 352,418
FULLCAST Holdings Co., Ltd. 19,000 193,711
Fumakilla, Ltd. 4,400 30,763
Funai Soken Holdings, Inc. 30,500 488,961
#Furukawa Battery Co., Ltd.
(The) 10,900 98,177
Furukawa Co., Ltd. 38,100 417,706
Furukawa Electric Co., Ltd. 83,200 2,096,864
Furuno Electric Co., Ltd. 26,500 434,925
Furuya Metal Co., Ltd. 12,900 340,020
Furyu Corp. 20,400 148,254
Fuso Chemical Co., Ltd. 25,200 624,520
Fuso Pharmaceutical
Industries, Ltd. 4,100 68,582
Futaba Industrial Co., Ltd. 81,300 352,794
Future Corp. 27,200 350,346
G-7 Holdings, Inc. 15,200 143,393
#*GA Technologies Co., Ltd. 14,300 104,205
Gakken Holdings Co., Ltd. 43,000 281,444
Gakkyusha Co., Ltd. 3,900 48,492
Gakujo Co., Ltd. 4,100 44,977
Gecoss Corp. 7,392 47,072
Genki Global Dining Concepts
Corp. 8,600 225,551
Genky DrugStores Co., Ltd. 14,100 287,878
Geo Holdings Corp. 27,800 280,874
Gift Holdings, Inc. 7,500 159,774
#*giftee, Inc. 13,801 85,257
Giken, Ltd. 11,800 136,418
GLOBERIDE, Inc. 22,200 290,025
Glory, Ltd. 37,100 608,652
*GLTECHNO HOLDINGS, Inc. 6,780 121,780
#GMO Financial Gate, Inc. 2,300 117,020
#GMO Financial Holdings, Inc. 43,300 182,211
Shares Value †
JAPAN — (Continued)
GMO GlobalSign Holdings KK 4,600 $ 85,039
GMO Payment Gateway, Inc. 20,800 1,259,948
#*GNI Group, Ltd. 42,400 860,108
Godo Steel, Ltd. 12,000 308,420
*Gokurakuyu Holdings Co.,
Ltd. 8,500 22,767
Goldwin, Inc. 11,221 586,225
#Grandy House Corp. 14,100 51,466
#Greens Co., Ltd. 6,200 62,804
#gremz, Inc. 6,801 117,112
GS Yuasa Corp. 95,100 1,710,333
#GSI Creos Corp. 7,200 95,669
G-Tekt Corp. 29,400 305,339
Gunma Bank, Ltd. (The) 334,800 1,909,344
Gunze, Ltd. 17,300 611,022
H.U. Group Holdings, Inc. 51,200 884,341
H2O Retailing Corp. 121,000 1,637,958
Hachijuni Bank, Ltd. (The) 393,742 2,188,877
#Hagihara Industries, Inc. 11,000 106,155
Hagiwara Electric Holdings
Co., Ltd. 7,700 171,869
Hakudo Co., Ltd. 2,500 39,406
Hakuhodo DY Holdings, Inc. 92,001 734,740
#Hakuto Co., Ltd. 10,300 305,636
Halows Co., Ltd. 12,100 339,586
Hamakyorex Co., Ltd. 91,600 750,480
Hamamatsu Photonics KK 109,602 1,466,037
#Hamee Corp. 3,600 24,485
Hankyu Hanshin Holdings, Inc. 84,500 2,306,588
Hanwa Co., Ltd. 28,100 942,662
Happinet Corp. 22,000 592,155
Hard Off Corp. Co., Ltd. 9,600 121,635
Harima Chemicals Group, Inc. 8,900 51,007
Harmonic Drive Systems, Inc. 9,800 181,750
Haseko Corp. 214,100 2,603,776
#Hashimoto Sogyo Holdings
Co., Ltd. 5,100 41,182
Hazama Ando Corp. 130,700 969,578
*Headwaters Co., Ltd. 700 42,967
Heiwa Corp. 24,300 332,774
Heiwa Real Estate Co., Ltd. 11,500 318,218
Heiwado Co., Ltd. 40,446 586,012
#*Hennge K.K. 14,900 109,262
Hibino Corp. 1,700 35,155
Hiday Hidaka Corp. 28,000 504,579
*Hino Motors, Ltd. 272,201 676,191
Hioki EE Corp. 9,132 495,193
Hirakawa Hewtech Corp. 7,900 82,669
Hirano Tecseed Co., Ltd. 2,000 22,084
Hirata Corp. 8,900 289,217
Hirogin Holdings, Inc. 299,000 2,214,161
Hirose Electric Co., Ltd. 7,400 893,635
Hirose Tusyo, Inc. 2,500 60,972
Hiroshima Gas Co., Ltd. 26,000 65,203
HIS Co., Ltd. 42,300 486,523
Hitachi Construction Machinery
Co., Ltd. 87,600 1,929,414
Hitachi, Ltd. 1,183,900 30,498,103

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#Hochiki Corp. 11,500 $ 161,336
Hodogaya Chemical Co., Ltd. 4,700 135,300
#Hogy Medical Co., Ltd. 24,400 731,239
Hokkaido Coca-Cola Bottling
Co., Ltd. 1,200 22,294
Hokkaido Electric Power Co.,
Inc. 100,500 652,450
Hokkaido Gas Co., Ltd. 40,700 157,109
#Hokkan Holdings, Ltd. 4,359 49,449
#Hokko Chemical Industry
Co., Ltd. 16,100 135,395
Hokkoku Financial Holdings,
Inc. 25,000 722,140
#Hokuetsu Corp. 74,500 749,279
Hokuetsu Industries Co., Ltd. 13,200 164,388
Hokuhoku Financial Group,
Inc. 117,800 1,249,341
Hokuriku Electric Industry Co.,
Ltd. 2,700 22,245
Hokuriku Electric Power Co. 99,100 690,268
Hokuto Corp. 11,700 139,793
Honda Motor Co., Ltd. 651,500 6,661,489
#Honda Motor Co., Ltd.,
Sponsored ADR 161,986 4,909,796
H-One Co., Ltd. 24,800 152,553
#Honeys Holdings Co., Ltd. 24,300 269,282
Hoosiers Holdings Co., Ltd. 36,800 245,696
Horiba, Ltd. 30,300 1,905,225
Hoshizaki Corp. 22,500 748,597
Hosokawa Micron Corp. 13,600 359,810
Hotland Co., Ltd. 9,500 145,626
House Foods Group, Inc. 48,307 943,148
Howa Machinery, Ltd. 8,600 52,732
Hoya Corp. 53,300 7,251,879
HS Holdings Co., Ltd. 9,101 55,326
#Hulic Co., Ltd. 246,300 2,297,668
Hyakugo Bank, Ltd. (The) 317,100 1,157,444
Hyakujushi Bank, Ltd. (The) 33,500 562,347
Ibiden Co., Ltd. 91,500 2,984,825
IBJ, Inc. 15,500 66,345
Ichibanya Co., Ltd. 49,600 340,924
Ichigo, Inc. 89,200 236,578
Ichiken Co., Ltd. 2,900 47,348
#Ichikoh Industries, Ltd. 28,300 84,905
Ichinen Holdings Co., Ltd. 20,600 247,214
Ichiyoshi Securities Co., Ltd. 29,600 150,210
ID Holdings Corp. 9,100 88,416
IDEA Consultants, Inc. 1,800 28,833
Idec Corp. 28,600 466,199
Idemitsu Kosan Co., Ltd. 735,645 5,056,428
IDOM, Inc. 79,700 557,233
IG Port, Inc. 5,200 64,144
IHI Corp. 57,500 3,116,117
Iida Group Holdings Co., Ltd. 107,700 1,571,398
Iino Kaiun Kaisha, Ltd. 114,900 850,105
IKK Holdings, Inc. 10,200 49,351
#I'll, Inc. 7,900 163,368
IMAGICA GROUP, Inc. 17,401 61,687
#Imasen Electric Industrial 14,200 48,941
Shares Value †
JAPAN — (Continued)
#Imuraya Group Co., Ltd. 11,497 $ 184,012
Inaba Denki Sangyo Co., Ltd. 13,500 341,743
#Inaba Seisakusho Co., Ltd. 6,100 71,362
Inabata & Co., Ltd. 38,500 823,962
#Inageya Co., Ltd. 7,800 59,041
#I-Net Corp. 10,900 111,057
#Infomart Corp. 148,800 356,553
INFRONEER Holdings, Inc. 196,100 1,481,130
Inpex Corp. 894,300 11,821,258
Insource Co., Ltd. 44,900 286,216
Intage Holdings, Inc. 3,200 33,696
Integrated Design &
Engineering Holdings Co., Ltd. 12,800 366,795
Intelligent Wave, Inc. 8,900 52,059
Inter Action Corp. 5,600 39,374
Internet Initiative Japan, Inc. 53,500 1,033,297
Inui Global Logistics Co., Ltd. 7,100 52,344
I-PEX, Inc. 12,400 130,899
#IPS, Inc. 5,800 92,335
IR Japan Holdings, Ltd. 4,300 23,882
Iriso Electronics Co., Ltd. 27,101 486,243
ISB Corp. 9,200 84,375
#Ise Chemicals Corp. 1,100 144,067
#Iseki & Co., Ltd. 14,100 91,454
Isetan Mitsukoshi Holdings,
Ltd. 155,500 2,369,888
Ishihara Sangyo Kaisha, Ltd. 43,100 418,480
Ishizuka Glass Co., Ltd. 1,300 20,696
*Istyle, Inc. 63,500 183,424
Isuzu Motors, Ltd. 473,900 6,211,333
Itfor, Inc. 14,700 131,921
ITmedia, Inc. 8,300 87,018
Ito En, Ltd. 56,200 1,235,238
ITOCHU Corp. 300,700 15,107,547
Itochu Enex Co., Ltd. 64,500 679,616
Itochu-Shokuhin Co., Ltd. 4,000 180,929
Itoham Yonekyu Holdings, Inc. 25,270 639,526
#Itoki Corp. 46,000 444,221
IwaiCosmo Holdings, Inc. 23,100 317,706
#Iwaki Co., Ltd. 8,000 150,573
Iwatani Corp. 133,300 1,762,457
Iyogin Holdings, Inc. 286,100 2,759,107
Izumi Co., Ltd. 29,200 619,559
J Front Retailing Co., Ltd. 246,200 2,659,590
J Trust Co., Ltd. 80,300 239,332
JAC Recruitment Co., Ltd. 64,900 313,582
#*Jade Group, Inc. 4,500 51,640
JALCO Holdings, Inc. 25,000 59,412
#*Jamco Corp. 7,600 63,015
JANOME Corp. 10,800 64,804
Japan Airlines Co., Ltd. 103,700 1,671,658
Japan Airport Terminal Co.,
Ltd. 45,000 1,661,448
Japan Aviation Electronics
Industry, Ltd. 50,000 942,065
Japan Cash Machine Co., Ltd. 23,900 144,035
#*Japan Communications, Inc. 148,000 138,940
Japan Electronic Materials
Corp. 8,700 144,729

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Japan Elevator Service
Holdings Co., Ltd. 68,900 $ 1,333,446
#Japan Engine Corp. 3,300 81,999
Japan Exchange Group, Inc. 397,700 4,738,720
#Japan Investment Adviser
Co., Ltd. 31,200 213,838
Japan Lifeline Co., Ltd. 71,900 568,308
Japan Material Co., Ltd. 44,000 538,139
Japan Medical Dynamic
Marketing, Inc. 11,200 45,954
Japan Post Holdings Co., Ltd. 203,300 1,891,861
Japan Post Insurance Co., Ltd. 38,200 635,977
#Japan Property Management
Center Co., Ltd. 9,900 74,092
Japan Pulp & Paper Co., Ltd. 51,800 228,522
Japan Securities Finance Co.,
Ltd. 80,500 1,065,406
Japan Steel Works, Ltd. (The) 49,500 1,711,256
Japan System Techniques
Co., Ltd. 8,100 98,428
Japan Tobacco, Inc. 277,200 7,790,535
Japan Transcity Corp. 10,200 62,074
Japan Wool Textile Co., Ltd.
(The) 49,900 416,693
JBCC Holdings, Inc. 7,800 226,844
JCR Pharmaceuticals Co., Ltd. 71,701 324,320
JCU Corp. 15,900 371,600
JDC Corp. 50,700 172,412
Jeol, Ltd. 49,200 1,878,531
JFE Holdings, Inc. 293,500 3,564,582
JFE Systems, Inc. 2,800 55,605
Jichodo Co., Ltd. 200 12,802
JINS Holdings, Inc. 11,700 478,523
#JINUSHI Co., Ltd. 17,500 243,213
JK Holdings Co., Ltd. 1,400 9,485
J-Lease Co., Ltd. 6,700 61,271
JM Holdings Co., Ltd. 16,500 323,338
JMS Co., Ltd. 17,545 54,135
#*Joban Kosan Co., Ltd. 2,800 30,312
J-Oil Mills, Inc. 30,400 412,318
Joshin Denki Co., Ltd. 21,800 368,235
Joyful Honda Co., Ltd. 28,800 390,428
JP-Holdings, Inc. 45,600 217,036
JSB Co., Ltd. 6,200 110,792
JSP Corp. 20,100 259,423
JTEKT Corp. 234,300 1,608,914
#Juki Corp. 12,713 33,384
Juroku Financial Group, Inc. 17,800 480,860
Justsystems Corp. 23,901 538,979
JVCKenwood Corp. 227,900 1,808,089
Kadokawa Corp. 20,600 452,098
Kadoya Sesame Mills, Inc. 900 21,093
Kaga Electronics Co., Ltd. 57,400 1,053,982
Kagome Co., Ltd. 68,500 1,363,929
Kajima Corp. 117,800 2,052,075
Kakaku.com, Inc. 111,200 1,721,383
#Kakiyasu Honten Co., Ltd. 4,600 80,691
#Kamakura Shinsho, Ltd. 23,200 79,656
Kameda Seika Co., Ltd. 2,900 84,435
Shares Value †
JAPAN — (Continued)
Kamei Corp. 24,400 $ 317,164
Kamigumi Co., Ltd. 71,100 1,490,848
Kanaden Corp. 10,700 103,049
Kanadevia Corp. 241,000 1,670,743
Kanagawa Chuo Kotsu Co.,
Ltd. 4,800 103,358
Kanamic Network Co., Ltd. 17,300 62,238
Kanamoto Co., Ltd. 44,000 801,864
Kandenko Co., Ltd. 118,900 1,751,985
Kaneka Corp. 45,500 1,125,216
Kaneko Seeds Co., Ltd. 7,000 63,371
Kanematsu Corp. 98,200 1,511,439
#Kanemi Co., Ltd. 500 10,422
#Kanro, Inc. 5,000 97,128
Kansai Electric Power Co., Inc.
(The) 179,600 2,894,587
Kansai Paint Co., Ltd. 132,400 2,172,985
Kanto Denka Kogyo Co., Ltd. 53,500 344,901
Kao Corp. 65,300 2,906,509
*Kaonavi, Inc. 2,900 45,501
#Kappa Create Co., Ltd. 23,200 247,497
#Kasumigaseki Capital Co.,
Ltd. 1,100 107,238
Katitas Co., Ltd. 43,100 551,465
Kato Sangyo Co., Ltd. 9,100 247,924
Kato Works Co., Ltd. 7,700 62,783
KAWADA TECHNOLOGIES,
Inc. 13,900 219,644
Kawai Musical Instruments
Manufacturing Co., Ltd. 5,700 102,755
Kawasaki Heavy Industries,
Ltd. 109,500 4,276,484
KDDI Corp. 373,900 11,728,175
#KeePer Technical Laboratory
Co., Ltd. 13,100 363,781
Keihan Holdings Co., Ltd. 64,105 1,201,298
Keihanshin Building Co., Ltd. 12,800 125,962
Keikyu Corp. 68,301 535,602
Keio Corp. 37,200 835,214
Keisei Electric Railway Co.,
Ltd. 46,901 1,229,140
KEIWA, Inc. 9,760 66,829
Keiyo Bank, Ltd. (The) 139,400 632,368
Kenko Mayonnaise Co., Ltd. 8,200 118,000
Kewpie Corp. 56,200 1,331,902
Keyence Corp. 12,700 5,817,863
KeyHolder, Inc. 2,600 12,750
KH Neochem Co., Ltd. 38,501 522,951
Kibun Foods, Inc. 11,400 82,623
Kikkoman Corp. 185,600 2,208,436
Kimura Chemical Plants Co.,
Ltd. 7,900 39,883
Kimura Unity Co., Ltd. 3,200 30,713
#King Jim Co., Ltd. 7,100 40,318
Kintetsu Department Store
Co., Ltd. 6,400 87,728
Kintetsu Group Holdings Co.,
Ltd. 69,401 1,619,243
Kirin Holdings Co., Ltd. 253,900 3,747,036

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Ki-Star Real Estate Co., Ltd. 13,200 $ 337,962
#Kitagawa Corp. 6,000 48,252
Kita-Nippon Bank, Ltd. (The) 5,873 97,353
Kitz Corp. 79,600 555,489
Kiyo Bank, Ltd. (The) 90,400 1,070,023
#*KLab, Inc. 24,400 29,153
#KNT-CT Holdings Co., Ltd. 11,700 98,547
Koa Corp. 29,601 198,992
Koa Shoji Holdings Co., Ltd. 7,900 32,051
Koatsu Gas Kogyo Co., Ltd. 21,100 126,745
#Kobayashi Pharmaceutical
Co., Ltd. 7,200 268,573
Kobe Bussan Co., Ltd. 41,800 1,020,817
Kobe Steel, Ltd. 374,700 4,082,158
Koei Tecmo Holdings Co., Ltd. 52,332 551,062
Kohnan Shoji Co., Ltd. 28,600 682,495
Kohsoku Corp. 1,700 28,068
Koike-ya, Inc. 1,000 33,350
Koito Manufacturing Co., Ltd. 137,001 1,792,503
Kojima Co., Ltd. 33,100 231,640
Kokuyo Co., Ltd. 51,900 840,042
Komatsu, Ltd. 392,200 10,327,354
KOMEDA Holdings Co., Ltd. 55,600 1,054,511
#Komehyo Holdings Co., Ltd. 6,400 160,919
Komeri Co., Ltd. 19,600 425,905
Konami Group Corp. 27,500 2,543,739
Kondotec, Inc. 4,800 40,240
Konica Minolta, Inc. 325,700 1,378,278
Konishi Co., Ltd. 61,900 538,844
Konoike Transport Co., Ltd. 26,100 430,245
Konoshima Chemical Co., Ltd. 8,900 106,163
Kosaido Holdings Co., Ltd. 68,000 238,385
Kose Corp. 9,000 496,071
Koshidaka Holdings Co., Ltd. 56,235 444,121
#Kotobuki Spirits Co., Ltd. 99,200 1,348,065
#Kourakuen Holdings Corp. 4,000 32,903
Kozo Keikaku Engineering
Holdings, Inc. 1,100 29,211
KPP Group Holdings Co., Ltd. 60,600 262,570
Krosaki Harima Corp. 19,200 310,326
KRS Corp. 17,233 218,686
K's Holdings Corp. 202,300 1,938,335
KU Holdings Co., Ltd. 16,600 117,151
Kubota Corp. 274,500 3,552,777
Kumagai Gumi Co., Ltd. 23,900 554,646
Kumiai Chemical Industry Co.,
Ltd. 96,526 516,453
Kura Sushi, Inc. 16,900 446,562
Kurabo Industries, Ltd. 12,200 378,434
Kuraray Co., Ltd. 306,500 4,212,426
Kureha Corp. 29,700 550,617
Kurimoto, Ltd. 6,300 158,198
Kurita Water Industries, Ltd. 61,500 2,336,051
Kuriyama Holdings Corp. 10,930 88,473
#Kushikatsu Tanaka Holdings
Co. 3,300 33,861
Kusuri no Aoki Holdings Co.,
Ltd. 57,200 1,193,380
KYB Corp. 25,400 803,729
Shares Value †
JAPAN — (Continued)
Kyodo Printing Co., Ltd. 3,600 $ 81,064
Kyoei Steel, Ltd. 38,200 438,112
#Kyokuto Boeki Kaisha, Ltd. 7,000 68,656
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 39,500 631,948
Kyokuyo Co., Ltd. 9,200 250,346
Kyorin Pharmaceutical Co.,
Ltd. 51,100 508,903
KYORITSU Co., Ltd. 2,000 1,969
#Kyoritsu Maintenance Co.,
Ltd. 66,301 1,072,699
Kyosan Electric Manufacturing
Co., Ltd. 32,200 114,785
Kyoto Financial Group, Inc. 106,000 1,577,909
Kyowa Kirin Co., Ltd. 47,301 783,459
Kyudenko Corp. 34,500 1,246,371
Kyushu Electric Power Co.,
Inc. 153,300 1,724,468
Kyushu Financial Group, Inc. 391,700 1,801,833
Kyushu Railway Co. 54,100 1,425,264
#LA Holdings Co., Ltd. 4,200 126,834
LAC Co., Ltd. 2,200 10,673
Lacto Japan Co., Ltd. 6,700 121,354
LAND Co., Ltd. 411,700 18,919
*Laox Holdings Co., Ltd. 6,600 8,709
Lasertec Corp. 27,000 4,161,004
#LEC, Inc. 10,000 86,722
Leopalace21 Corp. 162,700 594,938
Life Corp. 25,600 558,805
Lifedrink Co., Inc. 33,600 391,090
*LIFENET INSURANCE Co. 17,100 225,081
LIFULL Co., Ltd. 77,600 75,397
LIKE, Inc. 8,100 73,542
Link And Motivation, Inc. 35,800 132,318
Lintec Corp. 39,600 834,505
Lion Corp. 185,901 2,047,871
#LITALICO, Inc. 28,100 202,921
Lixil Corp. 239,878 2,828,301
Loadstar Capital KK 7,400 114,067
Look Holdings, Inc. 2,700 44,756
*Luckland Co., Ltd. 1,100 14,479
LY Corp. 649,200 1,787,458
M3, Inc. 141,771 1,475,647
Mabuchi Motor Co., Ltd. 95,800 1,381,105
#Macbee Planet, Inc. 4,100 72,054
Macnica Holdings, Inc. 162,000 1,890,399
Macromill, Inc. 47,300 253,074
Maeda Kosen Co., Ltd. 50,800 593,959
Maezawa Industries, Inc. 8,100 64,502
Makino Milling Machine Co.,
Ltd. 22,011 836,656
Makita Corp. 55,000 1,824,487
Mamiya-Op Co., Ltd. 4,700 42,055
Mammy Mart Corp. 400 10,320
*Management Solutions Co.,
Ltd. 8,600 108,118
Mandom Corp. 48,501 400,553
Mani, Inc. 53,300 641,210
MarkLines Co., Ltd. 10,100 182,606

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Marubeni Corp. 201,600 $ 3,074,458
Marubun Corp. 9,900 67,722
Maruchiyo Yamaokaya Corp. 3,700 80,036
Marudai Food Co., Ltd. 20,000 220,844
Maruha Nichiro Corp. 39,800 784,634
Marui Group Co., Ltd. 119,100 1,883,160
MARUKA FURUSATO Corp. 17,600 255,233
Maruwa Co., Ltd. 3,900 1,100,679
#Maruyama Manufacturing
Co., Inc. 700 9,862
Maruzen CHI Holdings Co.,
Ltd. 10,000 20,745
Maruzen Showa Unyu Co.,
Ltd. 3,300 128,035
#Marvelous, Inc. 14,200 54,628
Matching Service Japan Co.,
Ltd. 4,200 28,841
Matsuda Sangyo Co., Ltd. 17,400 364,392
Matsui Securities Co., Ltd. 104,100 563,811
MatsukiyoCocokara & Co. 151,800 2,082,797
#Matsuoka Corp. 2,200 26,113
Matsuya Co., Ltd. 32,600 179,559
Matsuyafoods Holdings Co.,
Ltd. 5,200 231,111
Max Co., Ltd. 9,200 214,410
Maxell, Ltd. 64,600 796,447
Maxvalu Tokai Co., Ltd. 6,000 128,410
Mazda Motor Corp. 231,001 1,679,525
McDonald's Holdings Co
Japan, Ltd. 31,200 1,323,171
MCJ Co., Ltd. 68,400 647,516
Mebuki Financial Group, Inc. 639,800 2,427,313
MEC Co., Ltd. 16,200 389,778
#Media Do Co., Ltd. 9,899 87,406
#Medical Data Vision Co., Ltd. 20,400 69,641
#Medical System Network Co.,
Ltd. 22,500 63,220
Medipal Holdings Corp. 126,100 2,007,914
#Medius Holdings Co., Ltd. 6,300 34,990
#*Medley, Inc. 7,600 188,098
MedPeer, Inc. 11,000 40,079
Megachips Corp. 17,000 616,051
Megmilk Snow Brand Co., Ltd. 31,200 540,943
Meidensha Corp. 51,400 1,375,053
Meiho Facility Works, Ltd. 3,800 21,329
Meiji Electric Industries Co.,
Ltd. 5,700 51,490
MEIJI Holdings Co., Ltd. 80,134 1,867,558
#Meiji Shipping Group Co.,
Ltd. 12,400 57,879
Meiko Electronics Co., Ltd. 24,200 973,878
MEITEC Group Holdings, Inc. 71,400 1,377,377
Meiwa Corp. 18,800 79,730
Meiwa Estate Co., Ltd. 14,300 92,095
Melco Holdings, Inc. 5,800 93,364
Menicon Co., Ltd. 80,925 900,495
*Mercari, Inc. 114,601 1,624,690
METAWATER Co., Ltd. 28,800 335,976
#Micronics Japan Co., Ltd. 30,500 787,904
Shares Value †
JAPAN — (Continued)
#Midac Holdings Co., Ltd. 9,801 $ 119,613
Mie Kotsu Group Holdings, Inc. 49,900 166,088
Mikuni Corp. 22,270 47,515
Milbon Co., Ltd. 13,200 279,902
MIMAKI ENGINEERING Co.,
Ltd. 16,300 146,815
MINEBEA MITSUMI, Inc. 159,000 2,872,595
#Ministop Co., Ltd. 7,600 86,665
MIRAIT ONE Corp. 57,000 818,749
Mirarth Holdings, Inc. 98,700 320,091
Miroku Jyoho Service Co., Ltd. 13,500 162,452
MISUMI Group, Inc. 71,600 1,186,870
Mitsuba Corp. 46,500 269,552
Mitsubishi Chemical Group
Corp. 1,113,600 6,073,717
Mitsubishi Corp. 590,700 10,995,765
Mitsubishi Electric Corp. 290,000 4,545,380
Mitsubishi Estate Co., Ltd. 162,061 2,434,772
Mitsubishi Gas Chemical Co.,
Inc. 108,600 1,917,477
Mitsubishi Heavy Industries,
Ltd. 727,700 10,476,587
Mitsubishi Logisnext Co., Ltd. 48,200 366,741
Mitsubishi Logistics Corp. 367,000 2,481,602
Mitsubishi Materials Corp. 156,700 2,606,266
Mitsubishi Motors Corp. 642,398 1,939,951
Mitsubishi Paper Mills, Ltd. 23,400 75,273
Mitsubishi Research Institute,
Inc. 2,700 75,155
Mitsubishi Shokuhin Co., Ltd. 26,400 846,637
Mitsubishi Steel Manufacturing
Co., Ltd. 14,100 121,353
Mitsubishi UFJ Financial
Group, Inc. 2,089,500 22,338,754
Mitsuboshi Belting, Ltd. 14,400 371,994
Mitsui & Co., Ltd. 25,800 535,563
Mitsui Chemicals, Inc. 82,600 1,909,303
Mitsui DM Sugar Holdings Co.,
Ltd. 17,000 363,827
#Mitsui E&S Co., Ltd. 689,300 5,127,044
Mitsui Fudosan Co., Ltd. 316,700 2,756,896
Mitsui High-Tec, Inc. 91,500 497,971
#Mitsui Matsushima Holdings
Co., Ltd. 7,400 213,754
Mitsui Mining & Smelting Co.,
Ltd. 57,900 1,874,314
Mitsui-Soko Holdings Co., Ltd. 27,700 1,291,121
Mitsuuroko Group Holdings
Co., Ltd. 25,400 289,809
Miura Co., Ltd. 19,807 470,323
Miyaji Engineering Group, Inc. 10,300 136,184
Miyazaki Bank, Ltd. (The) 18,100 317,262
Miyoshi Oil & Fat Co., Ltd. 4,900 46,483
Mizuho Financial Group, Inc. 337,300 7,112,474
Mizuho Medy Co., Ltd. 10,600 115,725
Mizuno Corp. 24,200 1,299,563
Mochida Pharmaceutical Co.,
Ltd. 15,302 352,601
Modec, Inc. 27,700 614,646

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Monex Group, Inc. 145,700 $ 698,250
Monogatari Corp. (The) 40,000 946,660
#MonotaRO Co., Ltd. 87,600 1,332,762
MORESCO Corp. 2,600 20,739
Morinaga & Co., Ltd. 79,300 1,485,525
Morinaga Milk Industry Co.,
Ltd. 107,600 2,502,720
#Moriroku Holdings Co., Ltd. 7,600 117,648
Morita Holdings Corp. 31,200 419,892
Morito Co., Ltd. 11,100 104,423
Morozoff, Ltd. 2,200 66,942
Mory Industries, Inc. 800 26,522
MOS Food Services, Inc. 14,000 330,872
MrMax Holdings, Ltd. 15,100 66,814
MS&AD Insurance Group
Holdings, Inc. 197,600 4,461,161
Mugen Estate Co., Ltd. 16,500 170,606
m-up Holdings, Inc. 32,900 288,557
Murata Manufacturing Co., Ltd. 339,300 6,029,773
Musashi Seimitsu Industry
Co., Ltd. 64,400 850,211
Musashino Bank, Ltd. (The) 34,000 600,873
Nabtesco Corp. 71,327 1,169,936
NAC Co., Ltd. 14,300 53,511
Nachi-Fujikoshi Corp. 14,000 296,406
Nafco Co., Ltd. 5,500 74,561
#Nagano Keiki Co., Ltd. 18,900 308,331
Nagase & Co., Ltd. 99,700 2,087,924
Nagase Brothers, Inc. 3,600 43,061
Nagoya Railroad Co., Ltd. 109,700 1,217,809
Nakabayashi Co., Ltd. 9,800 33,326
Nakamoto Packs Co., Ltd. 2,000 21,874
#Nakamuraya Co., Ltd. 2,600 54,535
Nakanishi, Inc. 30,100 516,734
Nakayama Steel Works, Ltd. 43,900 218,167
#Namura Shipbuilding Co.,
Ltd. 57,476 610,512
Nankai Electric Railway Co.,
Ltd. 56,100 885,189
Nanto Bank, Ltd. (The) 31,900 630,356
Nanyo Corp. 7,300 52,477
Natori Co., Ltd. 2,100 29,296
NCD Co., Ltd. 3,200 34,684
NEC Corp. 63,300 5,499,921
NEC Networks & System
Integration Corp. 49,200 1,049,729
NET One Systems Co., Ltd. 80,300 1,958,408
*Net Protections Holdings, Inc. 47,600 114,059
New Art Holdings Co., Ltd. 5,000 50,419
Nexon Co., Ltd. 40,300 708,904
#Nextage Co., Ltd. 56,100 545,071
#*NexTone, Inc. 3,500 39,291
NGK Insulators, Ltd. 191,600 2,396,179
NH Foods, Ltd. 58,800 2,043,187
NHK Spring Co., Ltd. 139,200 1,730,805
Nicca Chemical Co., Ltd. 3,600 30,157
Nice Corp. 3,921 42,061
Nichias Corp. 74,061 2,689,193
#Nichiban Co., Ltd. 7,100 91,357
Shares Value †
JAPAN — (Continued)
#Nichicon Corp. 56,900 $ 376,532
Nichiden Corp. 10,900 225,764
Nichiha Corp. 26,600 604,208
Nichimo Co., Ltd. 4,800 58,738
Nichirei Corp. 83,800 2,342,494
Nichirin Co., Ltd. 10,200 249,769
NIDEC Corp. 149,264 3,014,187
Nifco, Inc. 94,900 2,237,852
Nihon Chouzai Co., Ltd. 13,100 120,400
Nihon Dempa Kogyo Co., Ltd. 19,100 134,794
Nihon Denkei Co., Ltd. 1,400 15,551
Nihon Flush Co., Ltd. 21,460 125,668
Nihon House Holdings Co.,
Ltd. 33,300 70,393
Nihon Kohden Corp. 60,000 901,625
Nihon M&A Center Holdings,
Inc. 297,801 1,304,987
Nihon Nohyaku Co., Ltd. 33,800 148,447
Nihon Yamamura Glass Co.,
Ltd. 5,000 51,075
Nikkiso Co., Ltd. 57,600 392,130
Nikko Co., Ltd. 14,956 68,238
Nikkon Holdings Co., Ltd. 106,206 1,366,228
Nikon Corp. 231,000 2,894,229
Nintendo Co., Ltd. 182,600 9,763,840
Nippi, Inc. 1,000 38,536
Nippn Corp. 37,600 543,543
Nippon Air Conditioning
Services Co., Ltd. 4,700 31,565
Nippon Aqua Co., Ltd. 15,700 84,929
#Nippon Avionics Co., Ltd. 5,000 78,680
Nippon Carbide Industries Co.,
Inc. 6,300 68,408
Nippon Carbon Co., Ltd. 9,700 286,558
Nippon Chemical Industrial
Co., Ltd. 6,300 112,496
*Nippon Chemi-Con Corp. 12,500 88,216
#Nippon Coke & Engineering
Co., Ltd. 200,500 126,361
Nippon Concept Corp. 8,900 105,520
Nippon Concrete Industries
Co., Ltd. 22,783 49,507
Nippon Denko Co., Ltd. 116,000 223,890
Nippon Densetsu Kogyo Co.,
Ltd. 500 6,158
Nippon Dry-Chemical Co., Ltd. 5,200 116,238
Nippon Electric Glass Co., Ltd. 91,700 2,110,620
NIPPON EXPRESS
HOLDINGS, Inc. 79,600 3,936,496
#Nippon Fine Chemical Co.,
Ltd. 700 11,029
Nippon Gas Co., Ltd. 102,100 1,400,880
Nippon Kanzai Holdings Co.,
Ltd. 1,400 24,576
Nippon Kayaku Co., Ltd. 127,300 1,014,556
Nippon Kodoshi Corp. 800 9,732
Nippon Light Metal Holdings
Co., Ltd. 79,400 857,463

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Nippon Paint Holdings Co.,
Ltd. 253,600 $ 1,954,547
Nippon Paper Industries Co.,
Ltd. 134,000 785,570
Nippon Parking Development
Co., Ltd. 184,100 273,144
Nippon Rietec Co., Ltd. 6,300 43,220
Nippon Road Co., Ltd. (The) 23,100 248,250
Nippon Sanso Holdings Corp. 72,000 2,542,038
Nippon Seisen Co., Ltd. 8,400 69,428
Nippon Sharyo, Ltd. 3,174 45,883
#*Nippon Sheet Glass Co.,
Ltd. 98,701 242,338
Nippon Shinyaku Co., Ltd. 58,600 1,580,748
Nippon Shokubai Co., Ltd. 122,000 1,377,981
Nippon Signal Co., Ltd. 53,200 326,901
Nippon Soda Co., Ltd. 33,000 553,087
Nippon Steel Corp. 244,400 4,924,100
Nippon Telegraph &
Telephone Corp. 3,574,100 3,465,581
Nippon Thompson Co., Ltd. 43,000 135,782
#Nippon Yakin Kogyo Co., Ltd. 16,700 464,848
Nipro Corp. 176,406 1,635,802
Nishimatsu Construction Co.,
Ltd. 28,100 948,381
Nishimatsuya Chain Co., Ltd. 36,700 544,266
Nishimoto Co., Ltd. 11,400 99,537
Nishi-Nippon Financial
Holdings, Inc. 128,300 1,401,551
Nishi-Nippon Railroad Co., Ltd. 24,500 354,733
Nishio Holdings Co., Ltd. 24,200 594,971
Nissan Chemical Corp. 70,446 2,406,703
#Nissan Motor Co., Ltd. 217,900 588,219
Nissan Tokyo Sales Holdings
Co., Ltd. 34,700 99,094
Nissei ASB Machine Co., Ltd. 6,800 208,475
Nissei Plastic Industrial Co.,
Ltd. 5,300 31,906
Nissha Co., Ltd. 49,000 611,193
Nisshin Oillio Group, Ltd. (The) 11,900 406,237
Nisshin Seifun Group, Inc. 161,300 1,891,231
Nisshinbo Holdings, Inc. 169,800 1,086,742
Nissin Corp. 15,500 437,551
Nissin Foods Holdings Co.,
Ltd. 21,000 567,996
#Nisso Holdings Co., Ltd. 9,400 51,158
Nissui Corp. 417,100 2,554,216
Niterra Co., Ltd. 95,100 2,740,778
Nitori Holdings Co., Ltd. 16,800 2,123,092
Nitta Gelatin, Inc. 6,300 38,133
Nitto Denko Corp. 404,300 6,790,754
Nitto Fuji Flour Milling Co., Ltd. 900 39,941
Nitto Kogyo Corp. 28,700 558,079
Nitto Seiko Co., Ltd. 11,622 44,863
Nittoc Construction Co., Ltd. 6,500 43,568
Nittoku Co., Ltd. 13,401 149,560
NMS Holdings Co. 8,200 19,487
Noevir Holdings Co., Ltd. 12,715 429,050
NOF Corp. 160,100 2,635,488
Shares Value †
JAPAN — (Continued)
Nohmi Bosai, Ltd. 8,100 $ 161,388
Nojima Corp. 64,800 914,623
Nomura Holdings, Inc. 704,400 3,695,759
Nomura Holdings, Inc.,
Sponsored ADR 455,837 2,361,236
#Nomura Micro Science Co.,
Ltd. 22,500 319,350
Nomura Real Estate Holdings,
Inc. 46,900 1,171,846
Nomura Research Institute,
Ltd. 109,000 3,285,922
Noritake Co., Ltd. 24,200 616,419
Noritz Corp. 36,300 423,470
North Pacific Bank, Ltd. 305,400 805,979
#NPC, Inc. 10,600 63,047
NPR-RIKEN Corp. 26,544 412,820
NS Solutions Corp. 28,700 729,158
NS United Kaiun Kaisha, Ltd. 14,200 405,515
NSD Co., Ltd. 55,500 1,206,736
NSK, Ltd. 440,500 2,028,339
NSW, Inc. 5,000 97,850
NTN Corp. 469,100 785,298
NTT Data Group Corp. 187,700 3,011,579
Oat Agrio Co., Ltd. 8,900 108,033
Obara Group, Inc. 5,700 158,474
Obayashi Corp. 189,800 2,355,601
OBIC Business Consultants
Co., Ltd. 2,200 98,500
Obic Co., Ltd. 75,300 2,467,240
Odakyu Electric Railway Co.,
Ltd. 133,500 1,406,209
Oenon Holdings, Inc. 44,400 117,759
Ogaki Kyoritsu Bank, Ltd.
(The) 43,200 519,846
Ohara, Inc. 4,200 35,872
#Ohba Co., Ltd. 5,200 34,581
Ohsho Food Service Corp. 23,400 460,857
OIE Sangyo Co., Ltd. 4,000 49,815
Oiles Corp. 20,900 274,550
#*Oisix ra daichi, Inc. 10,300 85,673
Oita Bank, Ltd. (The) 13,600 279,455
Oji Holdings Corp. 710,500 2,651,227
Okabe Co., Ltd. 37,200 189,999
#Okada Aiyon Corp. 7,600 102,830
Okamoto Industries, Inc. 2,900 100,903
#Okamoto Machine Tool
Works, Ltd. 2,300 59,944
Okamura Corp. 37,200 471,090
Okasan Securities Group, Inc. 235,900 950,879
Oki Electric Industry Co., Ltd. 126,592 839,376
Okinawa Cellular Telephone
Co. 20,000 569,178
Okinawa Electric Power Co.,
Inc. (The) 24,600 167,795
Okinawa Financial Group, Inc. 31,300 465,211
OKUMA Corp. 49,800 1,021,664
Okumura Corp. 21,600 610,458
Okura Industrial Co., Ltd. 6,800 121,201
Okuwa Co., Ltd. 30,280 180,497

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Olympus Corp. 49,800 $ 886,151
Omron Corp. 38,748 1,551,701
Onamba Co., Ltd. 1,800 14,027
*One Career, Inc. 1,700 46,818
Ono Pharmaceutical Co., Ltd. 199,800 2,508,567
Onoken Co., Ltd. 16,600 163,793
Onward Holdings Co., Ltd. 127,500 437,765
#Ootoya Holdings Co., Ltd. 1,900 62,616
Open House Group Co., Ltd. 74,000 2,751,105
Open Up Group, Inc. 36,700 488,851
Optex Group Co., Ltd. 31,100 334,020
#Optim Corp. 14,900 58,592
Optimus Group Co., Ltd. 10,500 35,913
#Optorun Co., Ltd. 31,700 403,937
Oracle Corp. 8,900 858,011
Organo Corp. 26,800 1,279,081
Oriental Land Co., Ltd. 95,000 2,310,684
Oriental Shiraishi Corp. 135,800 341,450
Oro Co., Ltd. 4,900 77,429
Osaka Gas Co., Ltd. 83,200 1,792,630
Osaka Organic Chemical
Industry, Ltd. 11,700 227,970
Osaka Soda Co., Ltd. 17,000 181,356
#OSAKA Titanium
Technologies Co., Ltd. 38,200 544,693
Osaki Electric Co., Ltd. 33,900 177,150
OSG Corp. 66,600 791,155
Otsuka Corp. 57,500 1,297,029
Otsuka Holdings Co., Ltd. 40,200 2,446,968
#OUG Holdings, Inc. 2,000 32,759
#Oval Corp. 16,700 40,784
Pacific Industrial Co., Ltd. 60,300 546,688
PAL GROUP Holdings Co.,
Ltd. 32,200 646,854
PALTAC Corp. 22,500 610,635
Pan Pacific International
Holdings Corp. 143,500 3,606,224
Panasonic Holdings Corp. 425,700 3,459,817
Paraca, Inc. 3,378 39,030
Paramount Bed Holdings Co.,
Ltd. 15,800 274,354
Park24 Co., Ltd. 130,200 1,633,430
#Pasco Corp. 2,900 40,551
Pasona Group, Inc. 21,100 281,056
PCI Holdings, Inc. 100 632
Pegasus Co., Ltd. 20,300 62,636
Penta-Ocean Construction
Co., Ltd. 295,500 1,235,154
People Dreams &
Technologies Group Co., Ltd. 3,900 42,245
*PeptiDream, Inc. 103,700 1,932,057
Persol Holdings Co., Ltd. 1,243,600 2,106,344
#Pharma Foods International
Co., Ltd. 21,100 133,671
#PIA Corp. 3,400 69,864
#Pickles Holdings Co., Ltd. 5,900 41,328
Pigeon Corp. 83,200 902,050
PILLAR Corp. 25,800 731,699
Pilot Corp. 21,800 680,798
Shares Value †
JAPAN — (Continued)
Plus Alpha Consulting Co., Ltd. 22,900 $ 324,426
Pola Orbis Holdings, Inc. 12,700 125,020
Pole To Win Holdings, Inc. 19,500 58,759
Port, Inc. 7,600 93,949
*PR Times Corp. 3,900 40,760
Premium Water Holdings, Inc. 4,600 87,878
Press Kogyo Co., Ltd. 110,000 400,066
Prestige International, Inc. 94,200 424,232
Prima Meat Packers, Ltd. 33,000 486,361
Procrea Holdings, Inc. 34,584 400,727
Pro-Ship, Inc. 7,100 69,776
Proto Corp. 28,500 267,179
PS Construction Co., Ltd. 6,370 41,108
Punch Industry Co., Ltd. 14,100 40,544
QB Net Holdings Co., Ltd. 12,800 85,123
Qol Holdings Co., Ltd. 25,800 241,528
Quick Co., Ltd. 10,000 132,808
Raccoon Holdings, Inc. 7,700 38,165
Raito Kogyo Co., Ltd. 40,900 600,108
Raiznext Corp. 12,100 125,111
#Raksul, Inc. 52,600 449,599
Rakus Co., Ltd. 78,700 1,069,483
*Rakuten Bank, Ltd. 52,500 1,080,158
*Rakuten Group, Inc. 122,200 740,220
Rasa Corp. 4,100 38,006
Rasa Industries, Ltd. 7,800 142,712
#Raysum Co., Ltd. 12,000 464,008
Recruit Holdings Co., Ltd. 291,600 18,249,288
Relo Group, Inc. 99,900 1,230,018
Renesas Electronics Corp. 438,900 6,079,626
Rengo Co., Ltd. 267,000 1,623,823
#*RENOVA, Inc. 47,400 271,035
Resona Holdings, Inc. 795,800 5,328,843
Resonac Holdings Corp. 184,182 4,501,622
Resorttrust, Inc. 94,500 1,728,390
Restar Corp. 18,100 315,005
Retail Partners Co., Ltd. 19,800 170,541
Rheon Automatic Machinery
Co., Ltd. 14,200 133,587
Ricoh Co., Ltd. 239,300 2,627,469
Ride On Express Holdings
Co., Ltd. 4,500 29,572
Riken Keiki Co., Ltd. 13,200 378,690
Riken Technos Corp. 37,100 255,249
Riken Vitamin Co., Ltd. 21,200 372,296
#Ringer Hut Co., Ltd. 22,300 332,322
Rinnai Corp. 43,400 957,891
Rion Co., Ltd. 4,700 76,860
Riso Kyoiku Co., Ltd. 25,049 46,373
Rohm Co., Ltd. 125,601 1,415,356
Rohto Pharmaceutical Co.,
Ltd. 77,500 1,751,731
Rokko Butter Co., Ltd. 8,500 79,573
Roland Corp. 10,900 280,506
Rorze Corp. 114,900 1,738,680
Round One Corp. 178,381 1,140,608
Royal Holdings Co., Ltd. 35,200 573,784
Ryobi, Ltd. 31,900 399,365

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
RYODEN Corp. 12,800 $ 205,371
Ryohin Keikaku Co., Ltd. 203,700 3,359,228
#Ryoyo Ryosan Holdings, Inc. 15,908 269,650
S Foods, Inc. 21,600 396,762
S&B Foods, Inc. 3,054 98,241
Sac's Bar Holdings, Inc. 13,500 80,739
Saibu Gas Holdings Co., Ltd. 12,900 151,590
Saizeriya Co., Ltd. 33,000 1,221,861
Sakai Chemical Industry Co.,
Ltd. 14,600 263,389
Sakai Heavy Industries, Ltd. 1,600 25,073
Sakai Moving Service Co., Ltd. 22,780 370,731
Sakata INX Corp. 54,600 556,664
Sakata Seed Corp. 22,300 519,711
#Sakura Internet, Inc. 8,800 273,258
Sala Corp. 44,461 247,224
#Samco, Inc. 1,000 21,697
#*SAMTY Holdings Co., Ltd. 22,300 482,380
San Holdings, Inc. 5,600 40,881
San ju San Financial Group,
Inc. 20,500 227,576
San-A Co., Ltd. 29,200 549,207
San-Ai Obbli Co., Ltd. 69,900 861,331
Sangetsu Corp. 61,600 1,132,720
San-In Godo Bank, Ltd. (The) 46,000 374,462
*Sanix, Inc. 16,400 29,177
*Sanken Electric Co., Ltd. 33,001 1,324,373
Sanki Engineering Co., Ltd. 33,500 528,918
Sanko Gosei, Ltd. 33,200 133,388
Sanko Metal Industrial Co.,
Ltd. 900 23,634
Sankyo Co., Ltd. 172,300 2,306,382
Sankyo Frontier Co., Ltd. 6,800 88,390
Sankyo Tateyama, Inc. 20,600 101,428
Sankyu, Inc. 66,800 2,338,274
Sanoh Industrial Co., Ltd. 27,200 131,424
Sanrio Co., Ltd. 67,600 1,855,921
Sansei Technologies, Inc. 7,200 64,142
#Sansha Electric
Manufacturing Co., Ltd. 11,500 76,402
Sanshin Electronics Co., Ltd. 5,200 69,777
Santec Holdings Corp. 3,100 114,984
Santen Pharmaceutical Co.,
Ltd. 285,500 3,428,062
Sanwa Holdings Corp. 148,200 3,819,683
Sanyo Chemical Industries,
Ltd. 16,500 449,532
Sanyo Denki Co., Ltd. 10,100 595,424
Sanyo Electric Railway Co.,
Ltd. 7,600 101,234
Sanyo Special Steel Co., Ltd. 26,400 329,816
Sanyo Trading Co., Ltd. 22,242 215,521
Sapporo Holdings, Ltd. 41,900 2,019,012
Sato Holdings Corp. 31,100 438,350
Sato Shoji Corp. 8,500 76,672
#Satori Electric Co., Ltd. 9,000 113,323
Sawai Group Holdings Co.,
Ltd. 115,900 1,559,029
Shares Value †
JAPAN — (Continued)
SBI Global Asset Management
Co., Ltd. 13,900 $ 55,664
SBI Holdings, Inc. 65,000 1,450,419
SBI Sumishin Net Bank, Ltd. 29,500 524,057
SBS Holdings, Inc. 20,700 341,637
SCREEN Holdings Co., Ltd. 22,101 1,455,264
Scroll Corp. 38,500 241,881
SCSK Corp. 55,700 1,048,363
Secom Co., Ltd. 35,000 1,254,784
Seed Co., Ltd. 13,700 44,790
Sega Sammy Holdings, Inc. 124,600 2,364,394
Seibu Holdings, Inc. 180,400 4,051,524
Seika Corp. 4,700 120,181
Seikitokyu Kogyo Co., Ltd. 22,600 221,215
Seiko Electric Co., Ltd. 3,200 26,848
Seiko Epson Corp. 135,200 2,492,757
Seiko Group Corp. 26,900 689,608
Seino Holdings Co., Ltd. 73,500 1,187,243
Seiren Co., Ltd. 26,900 455,441
Sekisui Chemical Co., Ltd. 242,700 3,457,469
Sekisui House, Ltd. 188,200 4,591,178
Sekisui Kasei Co., Ltd. 14,400 35,356
SEMITEC Corp. 8,500 101,057
Senko Group Holdings Co.,
Ltd. 134,800 1,271,673
Senshu Electric Co., Ltd. 9,900 333,412
Senshu Ikeda Holdings, Inc. 397,800 893,140
Septeni Holdings Co., Ltd. 46,300 136,172
Seria Co., Ltd. 33,700 700,217
Seven & i Holdings Co., Ltd. 874,929 12,630,684
Seven Bank, Ltd. 715,700 1,515,738
#SFP Holdings Co., Ltd. 4,700 60,198
SG Holdings Co., Ltd. 203,521 2,044,229
Sharingtechnology, Inc. 14,300 74,445
#Sharp Corp. 77,244 475,508
Shibaura Electronics Co., Ltd. 15,400 359,915
Shibaura Machine Co., Ltd. 29,200 718,858
Shibaura Mechatronics Corp. 14,500 1,035,680
Shibusawa Warehouse Co.,
Ltd. (The) 6,500 134,630
#Shibuya Corp. 17,800 434,118
#*SHIFT, Inc. 12,301 1,255,740
Shiga Bank, Ltd. (The) 24,055 522,712
Shikibo, Ltd. 6,604 43,832
Shikoku Bank, Ltd. (The) 47,700 294,671
Shikoku Electric Power Co.,
Inc. 96,300 868,012
Shima Seiki Manufacturing,
Ltd. 25,501 191,854
*Shimadaya Corp. 4,100 39,674
Shimadzu Corp. 86,700 2,590,897
Shimamura Co., Ltd. 12,300 636,701
Shimano, Inc. 9,300 1,389,887
Shimizu Bank, Ltd. (The) 4,200 39,346
Shimizu Corp. 334,100 2,230,623
Shimojima Co., Ltd. 5,200 45,232
Shin Maint Holdings Co., Ltd. 2,300 22,377
Shin Nippon Air Technologies
Co., Ltd. 8,500 188,610

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#Shin Nippon Biomedical
Laboratories, Ltd. 12,200 $ 99,474
Shinagawa Refractories Co.,
Ltd. 35,800 421,633
Shindengen Electric
Manufacturing Co., Ltd. 6,200 97,849
Shin-Etsu Chemical Co., Ltd. 408,600 15,437,341
Shin-Etsu Polymer Co., Ltd. 40,400 423,295
Shinko Electric Industries Co.,
Ltd. 26,900 964,391
Shinko Shoji Co., Ltd. 31,000 196,796
Shinmaywa Industries, Ltd. 70,800 633,981
Shinnihon Corp. 1,700 17,254
Shinnihonseiyaku Co., Ltd. 6,400 73,233
Shinobu Foods Products Co.,
Ltd. 2,200 13,403
Shinsho Corp. 900 36,809
Shinwa Co., Ltd. 11,500 55,792
#Shinwa Co., Ltd. 9,100 160,702
Shionogi & Co., Ltd. 212,700 3,056,624
Ship Healthcare Holdings, Inc. 75,200 1,148,303
Shiseido Co., Ltd. 29,600 652,920
Shizuoka Financial Group, Inc. 214,800 1,730,950
Shizuoka Gas Co., Ltd. 47,000 315,647
SHO-BOND Holdings Co., Ltd. 30,400 1,074,103
Shoei Co., Ltd. 53,600 829,379
Shoei Foods Corp. 7,800 226,076
Shofu, Inc. 4,800 71,657
Showa Sangyo Co., Ltd. 20,100 381,877
SIGMAXYZ Holdings, Inc. 28,900 328,036
Siix Corp. 30,600 226,600
Simplex Holdings, Inc. 37,100 608,895
#Sinanen Holdings Co., Ltd. 3,300 140,601
Sinfonia Technology Co., Ltd. 29,200 1,008,318
Sinko Industries, Ltd. 2,200 63,837
SKY Perfect JSAT Holdings,
Inc. 152,100 881,696
#Skylark Holdings Co., Ltd. 178,000 2,765,383
SMC Corp. 1,300 564,976
#SMK Corp. 2,700 42,098
SMS Co., Ltd. 71,100 805,403
Socionext, Inc. 74,300 1,425,272
Soda Nikka Co., Ltd. 10,200 77,609
Sodick Co., Ltd. 52,200 265,241
SoftBank Corp. 5,842,200 7,394,559
Softcreate Holdings Corp. 10,500 150,133
Software Service, Inc. 2,600 218,480
Sohgo Security Services Co.,
Ltd. 311,600 2,176,546
Sojitz Corp. 95,900 1,987,568
Soken Chemical & Engineering
Co., Ltd. 3,500 73,642
Solasto Corp. 55,198 177,561
Soliton Systems KK 5,700 47,972
Sompo Holdings, Inc. 318,400 6,948,049
Sony Group Corp. 1,461,900 26,138,091
#Sony Group Corp., ADR 39,000 686,400
Sotetsu Holdings, Inc. 44,200 695,680
Sparx Group Co., Ltd. 12,140 110,780
Shares Value †
JAPAN — (Continued)
SPK Corp. 4,600 $ 61,907
#S-Pool, Inc. 54,400 130,710
Square Enix Holdings Co., Ltd. 26,000 1,019,347
*SRE Holdings Corp. 6,900 176,662
SRS Holdings Co., Ltd. 18,200 138,001
#ST Corp. 9,500 92,365
St Marc Holdings Co., Ltd. 1,500 22,895
Star Mica Holdings Co., Ltd. 18,500 78,336
Star Micronics Co., Ltd. 43,900 569,771
Startia Holdings, Inc. 4,200 53,904
Starts Corp., Inc. 34,200 794,801
Starzen Co., Ltd. 7,110 138,769
#St-Care Holding Corp. 14,200 69,264
Stella Chemifa Corp. 7,000 209,092
Step Co., Ltd. 4,800 63,842
STI Foods Holdings, Inc. 2,300 86,368
Strike Co., Ltd. 8,094 200,058
#Studio Alice Co., Ltd. 8,200 110,087
Subaru Corp. 490,400 8,954,850
Sugi Holdings Co., Ltd. 70,200 1,199,149
Sugimoto & Co., Ltd. 7,962 72,237
#SUMCO Corp. 369,700 3,623,582
Sumida Corp. 32,700 203,939
#Suminoe Textile Co., Ltd. 2,100 28,386
Sumitomo Bakelite Co., Ltd. 59,800 1,592,704
Sumitomo Chemical Co., Ltd. 1,064,700 2,866,460
Sumitomo Corp. 170,700 3,636,445
Sumitomo Electric Industries,
Ltd. 318,200 4,976,934
Sumitomo Forestry Co., Ltd. 82,300 3,214,738
Sumitomo Heavy Industries,
Ltd. 58,800 1,330,214
Sumitomo Metal Mining Co.,
Ltd. 74,600 2,101,484
Sumitomo Mitsui Construction
Co., Ltd. 168,300 429,796
Sumitomo Mitsui Financial
Group, Inc. 309,900 6,658,806
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 501,500 6,404,155
Sumitomo Mitsui Trust
Holdings, Inc. 237,500 5,266,864
Sumitomo Osaka Cement Co.,
Ltd. 27,300 676,742
#*Sumitomo Pharma Co., Ltd. 151,500 525,140
Sumitomo Realty &
Development Co., Ltd. 98,700 2,980,601
Sumitomo Riko Co., Ltd. 50,100 517,034
Sumitomo Rubber Industries,
Ltd. 192,800 1,996,665
Sumitomo Seika Chemicals
Co., Ltd. 11,000 367,569
Sumitomo Warehouse Co.,
Ltd. (The) 38,400 675,356
Sun Frontier Fudousan Co.,
Ltd. 35,600 428,392
Suncall Corp. 20,200 52,912
Sundrug Co., Ltd. 57,800 1,434,707
Suntory Beverage & Food, Ltd. 41,800 1,417,344

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Sun-Wa Technos Corp. 7,200 $ 102,617
#SUNWELS Co., Ltd. 7,200 86,216
Suruga Bank, Ltd. 215,700 1,554,824
Suzuden Corp. 5,800 68,043
Suzuken Co., Ltd. 61,100 2,007,987
Suzuki Co., Ltd. 14,600 181,440
Suzuki Motor Corp. 470,300 4,762,434
Suzumo Machinery Co., Ltd. 1,600 15,945
SWCC Corp. 35,300 1,258,355
Sysmex Corp. 174,700 3,272,650
System Research Co., Ltd. 9,100 86,445
System Support, Inc. 4,900 59,093
Systems Engineering
Consultants Co., Ltd. 1,800 48,449
Systena Corp. 267,200 640,263
Syuppin Co., Ltd. 18,100 126,430
T Hasegawa Co., Ltd. 18,900 413,796
T RAD Co., Ltd. 2,700 59,646
T&D Holdings, Inc. 142,700 2,312,522
Tachibana Eletech Co., Ltd. 15,100 251,890
Tachi-S Co., Ltd., Class S 39,300 457,694
Tadano, Ltd. 89,100 574,229
Taihei Dengyo Kaisha, Ltd. 6,300 212,999
Taiheiyo Cement Corp. 141,000 3,114,820
Taiho Kogyo Co., Ltd. 11,500 46,430
Taikisha, Ltd. 12,000 384,835
Taiko Bank, Ltd. (The) 4,200 37,499
Taisei Corp. 37,900 1,607,811
Taisei Lamick Co., Ltd. 2,900 49,062
Taiyo Holdings Co., Ltd. 31,300 836,311
#Taiyo Yuden Co., Ltd. 49,301 886,334
Takamatsu Construction
Group Co., Ltd. 17,100 333,075
Takamiya Co., Ltd. 22,557 65,750
Takaoka Toko Co., Ltd. 5,800 74,858
Takara & Co., Ltd. 9,400 165,630
Takara Bio, Inc. 35,894 240,354
Takara Holdings, Inc. 140,100 1,105,992
Takara Standard Co., Ltd. 45,400 497,142
Takasago International Corp. 14,100 482,265
Takasago Thermal
Engineering Co., Ltd. 27,400 887,521
Takashima & Co., Ltd. 10,700 85,277
Takashimaya Co., Ltd. 262,900 2,106,479
Take And Give Needs Co., Ltd. 13,200 76,171
TAKEBISHI Corp. 2,100 28,786
Takeda Pharmaceutical Co.,
Ltd. 349,200 9,775,078
Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 7,000 97,580
Takeuchi Manufacturing Co.,
Ltd. 30,700 972,444
Taki Chemical Co., Ltd. 4,600 112,188
Takuma Co., Ltd. 18,000 189,188
#Tama Home Co., Ltd. 17,400 439,783
Tamron Co., Ltd. 39,400 1,130,333
Tamura Corp. 89,400 329,253
TANABE ENGINEERING
Corp. 1,000 10,110
Shares Value †
JAPAN — (Continued)
Tanseisha Co., Ltd. 33,900 $ 181,156
TASUKI Holdings, Inc. 16,375 75,358
Tayca Corp. 9,900 107,108
#Tazmo Co., Ltd. 9,000 219,202
#TDC Soft, Inc. 13,700 111,974
TDK Corp. 892,500 10,795,544
TechMatrix Corp. 43,800 641,221
Techno Smart Corp. 1,900 21,117
TechnoPro Holdings, Inc. 117,900 2,133,926
Tecnos Japan, Inc. 10,900 46,226
Teijin, Ltd. 212,800 1,919,496
Teikoku Electric Manufacturing
Co., Ltd. 8,000 149,943
Tekken Corp. 11,900 187,650
Temairazu, Inc. 2,500 53,012
*Ten Allied Co., Ltd. 5,800 10,433
Tenma Corp. 11,100 214,021
#Tenpos Holdings Co., Ltd. 600 12,703
#Tera Probe, Inc. 2,600 55,815
#Terasaki Electric Co., Ltd. 3,700 57,883
Terumo Corp. 74,000 1,430,448
Tess Holdings Co., Ltd. 17,800 32,953
#T-Gaia Corp. 13,300 232,777
THK Co., Ltd. 141,000 2,374,298
TIS, Inc. 78,600 1,974,224
TKC Corp. 13,800 359,665
#*TKP Corp. 9,800 79,584
TOA Corp. 79,500 517,735
TOA ROAD Corp. 31,700 263,672
#Toagosei Co., Ltd. 58,500 601,994
*TOBISHIMA HOLDINGS, Inc. 18,100 181,089
Tobu Railway Co., Ltd. 68,500 1,113,673
Tocalo Co., Ltd. 60,100 710,192
Tochigi Bank, Ltd. (The) 95,400 163,462
Toda Corp. 245,400 1,494,391
#*Toda Kogyo Corp. 1,800 20,420
Toei Animation Co., Ltd. 26,500 605,416
#Toell Co., Ltd. 3,800 19,259
Toenec Corp. 14,000 87,589
Toho Bank, Ltd. (The) 244,700 424,098
Toho Co., Ltd. 6,600 118,200
Toho Co., Ltd. 12,200 466,696
Toho Gas Co., Ltd. 35,945 901,663
#Toho Holdings Co., Ltd. 44,800 1,340,250
#Toho Titanium Co., Ltd. 34,100 229,684
*Toho Zinc Co., Ltd. 12,300 78,972
Tohoku Bank, Ltd. (The) 3,100 21,633
Tohoku Electric Power Co.,
Inc. 193,300 1,909,206
#Tokai Carbon Co., Ltd. 221,500 1,263,201
Tokai Corp. 8,100 116,189
TOKAI Holdings Corp. 80,070 492,011
Tokai Rika Co., Ltd. 53,933 769,738
Tokai Tokyo Financial
Holdings, Inc. 308,500 957,955
Tokio Marine Holdings, Inc. 414,600 15,155,049
Tokushu Tokai Paper Co., Ltd. 7,500 185,130
Tokuyama Corp. 74,200 1,319,111

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
*Tokyo Electric Power Co.
Holdings, Inc. 348,900 $ 1,426,522
Tokyo Electron Device, Ltd. 26,700 605,603
Tokyo Electron, Ltd. 87,800 13,487,740
Tokyo Energy & Systems, Inc. 13,000 97,463
Tokyo Gas Co., Ltd. 77,600 1,920,068
Tokyo Individualized
Educational Institute, Inc. 16,000 42,015
#Tokyo Keiki, Inc. 9,000 178,139
Tokyo Kiraboshi Financial
Group, Inc. 38,900 1,059,806
Tokyo Ohka Kogyo Co., Ltd. 42,300 1,002,759
Tokyo Rope Manufacturing
Co., Ltd. 9,600 71,279
Tokyo Sangyo Co., Ltd. 13,900 63,238
Tokyo Seimitsu Co., Ltd. 33,400 1,868,383
Tokyo Steel Manufacturing
Co., Ltd. 74,500 744,389
Tokyo Tatemono Co., Ltd. 192,000 3,178,257
Tokyo Tekko Co., Ltd. 10,900 387,842
Tokyo Theatres Co., Inc. 2,600 18,485
#Tokyotokeiba Co., Ltd. 21,200 581,060
Tokyu Construction Co., Ltd. 98,800 448,192
Tokyu Corp. 107,600 1,332,947
Tokyu Fudosan Holdings Corp. 574,600 3,652,242
Toli Corp. 38,800 105,453
Tomato Bank, Ltd. 3,000 21,782
Tomen Devices Corp. 3,300 135,618
Tomoe Engineering Co., Ltd. 2,600 64,435
Tomoku Co., Ltd. 8,200 125,268
TOMONY Holdings, Inc. 263,000 687,175
Tomy Co., Ltd. 92,900 2,477,943
Tonami Holdings Co., Ltd. 3,800 146,936
Topcon Corp. 93,500 963,696
Topre Corp. 53,164 623,344
Topy Industries, Ltd. 15,200 194,584
Toray Industries, Inc. 535,000 2,936,924
Torex Semiconductor, Ltd. 5,100 51,896
Toridoll Holdings Corp. 39,400 1,019,369
Torishima Pump
Manufacturing Co., Ltd. 18,600 342,633
Tosei Corp. 40,500 638,375
Toshiba TEC Corp. 23,600 543,036
Tosho Co., Ltd. 12,400 55,518
Tosoh Corp. 188,900 2,368,613
Totech Corp. 14,000 243,374
Totetsu Kogyo Co., Ltd. 28,600 619,596
TOTO, Ltd. 41,100 1,157,518
Toukei Computer Co., Ltd. 600 18,434
#Towa Bank, Ltd. (The) 27,000 102,806
#Towa Corp. 271,800 3,618,647
Towa Pharmaceutical Co., Ltd. 36,600 756,868
Toyo Construction Co., Ltd. 39,000 336,169
Toyo Corp. 11,400 118,771
Toyo Engineering Corp. 26,400 129,812
#Toyo Gosei Co., Ltd. 4,000 190,382
Toyo Kanetsu KK 7,000 206,105
#Toyo Logistics Co., Ltd. 1,600 14,852
Shares Value †
JAPAN — (Continued)
#Toyo Machinery & Metal Co.,
Ltd. 7,300 $ 29,138
Toyo Seikan Group Holdings,
Ltd. 73,600 1,106,959
Toyo Suisan Kaisha, Ltd. 20,300 1,203,674
#Toyo Tanso Co., Ltd. 11,900 417,174
Toyo Tire Corp. 127,900 1,837,998
Toyobo Co., Ltd. 128,400 822,704
Toyoda Gosei Co., Ltd. 69,000 1,189,069
Toyota Boshoku Corp. 77,801 1,048,583
Toyota Motor Corp. 3,150,505 55,481,567
#Toyota Motor Corp.,
Sponsored ADR 4,161 719,936
Toyota Tsusho Corp. 224,800 3,900,518
Traders Holdings Co., Ltd. 25,000 133,760
Trancom Co., Ltd. 7,999 541,931
#Transaction Co., Ltd. 12,100 196,047
*Transaction Media Networks,
Inc. 9,800 27,858
Transcosmos, Inc. 15,300 335,480
TRE Holdings Corp. 56,800 671,942
#Treasure Factory Co., Ltd. 12,800 113,442
Trend Micro, Inc. 44,500 2,357,850
Trusco Nakayama Corp. 28,600 425,832
Tsubaki Nakashima Co., Ltd. 45,473 207,177
Tsubakimoto Chain Co. 34,500 439,163
Tsubakimoto Kogyo Co., Ltd. 1,200 14,921
Tsuburaya Fields Holdings,
Inc. 34,900 473,123
Tsugami Corp. 55,500 522,482
Tsukishima Holdings Co., Ltd. 16,300 147,992
Tsukuba Bank, Ltd. 75,100 111,917
Tsumura & Co. 59,900 1,968,943
Tsuruha Holdings, Inc. 33,400 1,872,549
Tsuzuki Denki Co., Ltd. 11,600 190,459
UACJ Corp. 35,500 1,179,255
UBE Corp. 128,700 2,140,564
Ubicom Holdings, Inc. 6,700 59,248
Uchida Yoko Co., Ltd. 8,000 345,052
ULS Group, Inc. 1,400 49,815
Ulvac, Inc. 41,000 1,975,644
Umenohana Co., Ltd. 1,500 9,158
U-Next Holdings Co., Ltd. 20,800 670,461
Unicharm Corp. 55,400 1,786,111
#Union Tool Co. 4,700 223,082
Unipres Corp. 51,300 378,204
United Arrows, Ltd. 29,000 416,176
#United Super Markets
Holdings, Inc. 60,000 328,508
#UNITED, Inc. 24,500 122,239
*Unitika, Ltd. 58,400 112,717
#Universal Entertainment
Corp. 27,600 237,361
Urbanet Corp Co., Ltd. 31,000 77,335
User Local, Inc. 5,300 65,030
Ushio, Inc. 134,100 1,861,510
USS Co., Ltd. 279,500 2,354,167
UT Group Co., Ltd. 35,800 615,997
V Technology Co., Ltd. 9,300 149,765

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Valor Holdings Co., Ltd. 49,300 $ 682,254
Valqua, Ltd. 18,800 407,904
#Value HR Co., Ltd. 14,000 159,278
ValueCommerce Co., Ltd. 15,000 107,829
Vector, Inc. 26,500 166,837
Vertex Corp. 14,200 188,960
Vision, Inc. 36,700 255,147
#*Visional, Inc. 22,400 1,210,696
Vital KSK Holdings, Inc. 42,122 354,784
VT Holdings Co., Ltd. 89,000 274,610
Wacoal Holdings Corp. 35,600 1,114,567
Wacom Co., Ltd. 170,900 801,067
Wakachiku Construction Co.,
Ltd. 3,500 82,143
Wakita & Co., Ltd. 37,300 388,366
Warabeya Nichiyo Holdings
Co., Ltd. 16,100 218,366
Waseda Academy Co., Ltd. 5,400 59,521
#Watahan & Co., Ltd. 12,200 129,589
WATAMI Co., Ltd. 9,500 66,670
WDB Holdings Co., Ltd. 1,000 11,305
#Weathernews, Inc. 4,000 158,871
Welcia Holdings Co., Ltd. 84,901 1,061,785
Wellnet Corp. 9,600 50,166
#West Holdings Corp. 20,100 300,989
West Japan Railway Co. 101,600 1,808,890
Will Group, Inc. 18,593 119,864
WingArc1st, Inc. 17,633 378,532
Workman Co., Ltd. 14,900 380,020
World Co., Ltd. 39,000 494,397
World Holdings Co., Ltd. 5,400 68,100
#*W-Scope Corp. 42,400 100,207
Xebio Holdings Co., Ltd. 34,000 258,250
#YAC Holdings Co., Ltd. 5,600 81,211
Yahagi Construction Co., Ltd. 24,400 242,678
Yakult Honsha Co., Ltd. 30,100 655,649
YAKUODO Holdings Co., Ltd. 11,683 162,983
YAMABIKO Corp. 45,600 750,196
YAMADA Consulting Group
Co., Ltd. 4,362 60,480
Yamada Corp. 400 13,734
Yamada Holdings Co., Ltd. 359,500 1,034,189
Yamae Group Holdings Co.,
Ltd. 15,900 205,528
Yamagata Bank, Ltd. (The) 18,700 119,326
Yamaguchi Financial Group,
Inc. 211,300 2,098,782
Yamaha Corp. 190,800 1,558,216
Yamaha Motor Co., Ltd. 700,500 6,226,667
Yamaichi Electronics Co., Ltd. 26,800 460,610
#Yamami Co. 3,700 90,238
Yamanashi Chuo Bank, Ltd.
(The) 23,900 257,789
#Yamashin-Filter Corp. 21,000 64,796
Yamatane Corp. 5,900 127,625
Yamato Holdings Co., Ltd. 145,200 1,544,701
Yamau Holdings Co., Ltd. 1,000 11,095
Yamaura Corp. 3,300 25,802
Yamaya Corp. 3,100 58,327
Shares Value †
JAPAN — (Continued)
Yamazaki Baking Co., Ltd. 116,900 $ 2,388,267
Yamazen Corp. 56,400 492,447
Yaoko Co., Ltd. 10,700 650,816
Yashima Denki Co., Ltd. 7,900 89,826
Yaskawa Electric Corp. 46,300 1,354,121
YE DIGITAL Corp. 6,600 30,807
Yellow Hat, Ltd. 42,200 690,382
Yokogawa Bridge Holdings
Corp. 48,700 895,831
Yokogawa Electric Corp. 92,900 2,095,548
Yokohama Rubber Co., Ltd.
(The) 121,300 2,517,179
Yokorei Co., Ltd. 55,901 340,195
Yokowo Co., Ltd. 17,700 179,411
Yondenko Corp. 20,400 171,289
Yondoshi Holdings, Inc. 8,600 104,165
Yonex Co., Ltd. 41,600 525,172
Yorozu Corp. 19,300 149,889
#*Yoshimura Food Holdings
KK 7,800 71,177
Yoshinoya Holdings Co., Ltd. 46,100 940,613
Yossix Holdings Co., Ltd. 3,400 73,323
Yotai Refractories Co., Ltd. 4,100 44,977
Yuasa Trading Co., Ltd. 14,500 444,067
Yukiguni Maitake Co., Ltd. 17,700 121,660
Yurtec Corp. 44,900 438,315
Yushin Precision Equipment
Co., Ltd. 12,000 52,388
Yutaka Giken Co., Ltd. 1,700 21,606
Zacros Corp. 6,600 187,829
Zenrin Co., Ltd. 24,350 129,643
Zensho Holdings Co., Ltd. 30,500 1,539,767
Zeon Corp. 165,900 1,559,618
ZERIA Pharmaceutical Co.,
Ltd. 24,800 379,347
#ZIGExN Co., Ltd. 54,900 209,400
Zojirushi Corp. 22,600 237,832
ZOZO, Inc. 35,800 1,168,303
#Zuiko Corp. 11,000 98,861
TOTAL JAPAN 1,595,511,001
NETHERLANDS — (3.2%)
Aalberts NV 99,360 3,576,964
ΩABN AMRO Bank NV 387,945 6,397,590
Acomo NV 16,183 305,701
Ω*Adyen NV 4,977 7,599,150
#Aegon, Ltd. 158,917 1,001,696
Aegon, Ltd., Registered 934,141 5,866,406
AFC Ajax NV 4 43
Akzo Nobel NV 83,098 5,275,777
Ω*Alfen N.V. 641 8,528
Allfunds Group PLC 258,628 1,579,380
#AMG Critical Materials NV 14,843 250,899
APERAM SA 36,911 999,403
Arcadis NV 51,141 3,533,915
ArcelorMittal SA 496 12,213
#ArcelorMittal SA, Sponsored
NVDR 123,385 3,037,739
ASM International NV 18,078 10,052,601

Dimensional International Core Equity 2 ETF
continued
Shares Value †
NETHERLANDS — (Continued)
ASML Holding NV 1,578 $ 1,064,209
ASML Holding NV, Sponsored
NVDR 67,497 45,395,107
ASR Nederland NV 134,436 6,359,041
#*Avantium N.V. 1,801 4,663
ΩB&S Group Sarl 25,777 129,569
Ω#*Basic-Fit NV 25,889 636,327
BE Semiconductor Industries
NV 42,252 4,492,581
#Brunel International NV 7,110 68,390
Coca-Cola Europacific
Partners PLC 36,594 2,769,052
Corbion NV 49,234 1,230,436
Ω*CTP NV 59,012 981,494
Flow Traders, Ltd. 25,545 583,499
ForFarmers NV 35,662 126,796
Fugro NV 116,695 2,668,082
HAL Trust 3,854 476,985
Heineken NV 31,941 2,618,086
IMCD NV 47,126 7,472,237
ING Groep NV 503,796 8,572,807
*InPost SA 212,036 4,127,417
JDE Peet's NV 16,022 360,061
#*Kendrion NV 12,482 147,977
Koninklijke Ahold Delhaize NV 383,113 12,606,697
*Koninklijke BAM Groep NV 228,080 1,050,875
*Koninklijke Heijmans N.V 18,797 505,071
Koninklijke KPN NV 3,397,139 13,251,317
*Koninklijke Philips NV 1,430 37,446
#*Koninklijke Philips NV,
Sponsored NVDR 267,481 7,008,002
Koninklijke Vopak NV 65,934 3,023,583
Nedap NV 2,951 176,206
NN Group NV 204,591 10,037,311
#*NX Filtration NV 5,925 31,712
#*OCI NV 61,232 742,208
#*Pharming Group NV 128,312 107,123
*Prosus NV 156,385 6,578,082
Randstad NV 90,992 4,183,552
SBM Offshore NV 136,912 2,492,660
*SIF Holding NV 1,892 28,346
ΩSignify NV 79,144 1,934,973
Sligro Food Group NV 11,086 137,927
TKH Group NV 28,132 1,139,195
#*TomTom NV 6,950 37,839
Universal Music Group NV 185,951 4,659,323
Van Lanschot Kempen NV 27,924 1,274,771
Wolters Kluwer NV 124,725 20,947,506
TOTAL NETHERLANDS 231,774,546
NEW ZEALAND — (0.2%)
#*a2 Milk Co., Ltd. (The) 99,428 375,758
Air New Zealand, Ltd. 1,206,662 369,844
*Arvida Group, Ltd. 397,895 402,572
Auckland International Airport,
Ltd. 171,617 745,606
Briscoe Group, Ltd. 40 122
#Channel Infrastructure NZ,
Ltd. 269,283 283,667
Shares Value †
NEW ZEALAND — (Continued)
Chorus, Ltd. 241,415 $ 1,258,619
#Colonial Motor Co., Ltd. (The) 8 33
Comvita, Ltd. 56 38
Contact Energy, Ltd. 266,525 1,362,565
Delegat Group, Ltd. 24 74
EBOS Group, Ltd. 58,153 1,263,255
#Fisher & Paykel Healthcare
Corp., Ltd. 56,914 1,219,066
*Fletcher Building, Ltd. 282,351 504,123
Freightways Group, Ltd. 138,908 867,219
Genesis Energy, Ltd. 301,934 383,651
*Gentrack Group, Ltd. 92 548
Hallenstein Glasson Holdings,
Ltd. 28,895 129,492
#Heartland Group Holdings,
Ltd. 552,059 335,129
Infratil, Ltd. 126,118 945,744
*KMD Brands, Ltd. 379,486 99,374
#Mainfreight, Ltd. 14,123 602,240
#Manawa Energy, Ltd. 43,500 142,648
Mercury NZ, Ltd. 64,281 252,877
Meridian Energy, Ltd. 111,476 395,084
#Napier Port Holdings, Ltd. 96 130
NZX, Ltd. 228,083 184,611
*Oceania Healthcare, Ltd. 676,827 314,194
*Pacific Edge, Ltd. 24,247 2,092
Port of Tauranga, Ltd. 62,442 221,116
#*Restaurant Brands New
Zealand, Ltd. 12,953 26,442
*Ryman Healthcare, Ltd. 217,836 644,336
Sanford, Ltd. 4,406 9,964
Scales Corp., Ltd. 110,237 263,086
*Serko, Ltd. 16,817 35,030
Skellerup Holdings, Ltd. 147,974 432,407
SKY Network Television, Ltd. 140,705 229,449
SKYCITY Entertainment
Group, Ltd. 515,016 419,921
Spark New Zealand, Ltd. 220,175 381,318
Steel & Tube Holdings, Ltd. 196 106
*Summerset Group Holdings,
Ltd. 208,125 1,534,694
#TOWER, Ltd. 69,231 55,212
Turners Automotive Group,
Ltd. 4,289 11,538
#Vector, Ltd. 72,210 165,027
*Vista Group International, Ltd. 61,122 104,765
Warehouse Group, Ltd. (The) 110,938 68,006
TOTAL NEW ZEALAND 17,042,792
NORWAY — (0.7%)
2020 Bulkers, Ltd. 11,080 132,091
ABG Sundal Collier Holding
ASA 195,900 122,722
AF Gruppen ASA 20,292 241,729
#*Agilyx ASA 23,270 75,314
*Akastor ASA 104,039 121,107
Aker ASA, Class A 6,397 332,307
#Aker BioMarine ASA 8,997 41,191
Aker BP ASA 57,917 1,231,807

Dimensional International Core Equity 2 ETF
continued
Shares Value †
NORWAY — (Continued)
Aker Solutions ASA 138,676 $ 656,896
*AKVA Group ASA 16 86
AMSC ASA 40,938 106,331
*Archer, Ltd. 19,509 41,846
Atea ASA 46,782 597,159
*Atlantic Sapphire ASA 136,397 1,003
Austevoll Seafood ASA 70,116 606,421
Ω#Avance Gas Holding, Ltd. 13,511 125,184
#Awilco LNG AS 68,502 38,131
Bakkafrost P/F 13,330 798,200
Belships ASA 100,020 160,498
#*BLUENORD ASA 14,327 698,789
Bonheur ASA 18,704 469,703
#Borr Drilling, Ltd. 135,818 569,077
Borr Drilling, Ltd. 18,928 78,729
Borregaard ASA 44,034 774,459
Bouvet ASA 51,555 317,358
ΩBW LPG, Ltd. 95,171 1,220,871
BW Offshore, Ltd. 95,254 257,341
*Cadeler A/S 27,563 184,663
*Cadeler A/S, ADR 1,919 51,602
#*Cavendish Hydrogen ASA 20,187 20,516
*Cloudberry Clean Energy
ASA 172,188 187,324
Ω*Crayon Group Holding ASA 22,527 221,177
DNB Bank ASA 149,097 3,071,044
DNO ASA 509,061 495,659
*DOF Group ASA 25,394 201,211
Ω#*Elkem ASA 223,014 362,713
*Elliptic Laboratories ASA 7,511 7,150
ΩElmera Group ASA 50,492 153,119
Elopak ASA 70,814 286,006
*Endur ASA 2,313 12,225
Ω#*Entra ASA 20,132 212,811
Equinor ASA 312,199 7,473,541
ΩEuropris ASA 87,060 537,495
FLEX LNG, Ltd. 11,072 271,264
Frontline PLC 40,432 776,721
*Gaming Innovation Group,
Inc. 36,406 81,853
#Gjensidige Forsikring ASA 5,814 104,627
Golden Ocean Group, Ltd. 77,405 832,267
#Grieg Seafood ASA 23,778 143,676
*Hafnia, Ltd. 156,011 905,199
#*Hexagon Purus ASA 77,279 48,341
Hoegh Autoliners ASA 124,067 1,288,990
ΩKid ASA 23,893 327,948
Kitron ASA 106,449 301,482
ΩKlaveness Combination
Carriers ASA 16,654 128,184
Kongsberg Gruppen ASA 9,295 964,858
Leroy Seafood Group ASA 86,772 397,265
*LINK Mobility Group Holding
ASA 201,017 482,022
Magnora ASA 27,621 56,717
Medistim ASA 753 10,923
*MORROW BANK ASA 20,928 12,636
#Mowi ASA 63,824 1,093,879
Shares Value †
NORWAY — (Continued)
MPC Container Ships ASA 272,172 $ 535,195
ΩMulticonsult ASA 8,913 153,527
#*NEL ASA 1,009,391 382,054
NORBIT ASA 8,432 72,392
#*Nordic Semiconductor ASA 5,136 50,613
Norsk Hydro ASA 161,957 994,025
ΩNorske Skog ASA 40,191 82,711
#*Norwegian Air Shuttle ASA 173,220 166,461
Odfjell Drilling, Ltd. 119,379 549,795
Odfjell SE, Class A 16,213 184,907
Odfjell Technology, Ltd. 15,262 69,873
OKEA ASA 15,094 31,336
ΩOkeanis Eco Tankers Corp. 17,403 457,542
Olav Thon Eiendomsselskap
ASA 2,681 54,688
Orkla ASA 127,312 1,173,813
Panoro Energy ASA 79,135 192,270
Pareto Bank ASA 14,827 86,969
Pexip Holding ASA 39,337 152,457
*PhotoCure ASA 7,769 36,484
Protector Forsikring ASA 29,418 760,093
Rana Gruber ASA 19,077 134,901
#Salmar ASA 12,391 626,829
*Salmon Evolution ASA 149,772 91,652
*SATS ASA 52,753 103,302
Ω*Scatec ASA 94,651 683,041
Schibsted ASA, Class A 25,520 856,960
Schibsted ASA, Class B 11,944 370,759
Sea1 offshore, Inc. 45,967 112,517
Selvaag Bolig ASA 27,266 81,449
Ω#*Shelf Drilling, Ltd. 59,399 81,260
*SmartCraft ASA 3,805 10,314
*Solstad Offshore ASA 44,985 138,254
Sparebank 1 Oestlandet 19,577 279,534
SpareBank 1 Sor-Norge ASA 33,290 438,821
Sparebanken More 9,439 76,194
Stolt-Nielsen, Ltd. 19,028 539,941
Storebrand ASA 287,017 3,255,170
Subsea 7 SA 70,753 1,079,537
Telenor ASA 82,635 1,012,111
TGS ASA 143,879 1,303,082
#TOMRA Systems ASA 43,903 624,491
Var Energi ASA 97,397 305,072
Veidekke ASA 83,492 947,672
Wallenius Wilhelmsen ASA 61,539 603,652
Wilh Wilhelmsen Holding ASA,
Class A 5,896 218,085
Wilh Wilhelmsen Holding ASA,
Class B 3,011 106,732
#Yara International ASA 19,664 589,720
*Zalaris ASA 3,561 22,598
TOTAL NORWAY 52,404,313
PORTUGAL — (0.3%)
Altri SGPS SA 37,080 200,232
Banco Comercial Portugues
SA, Class R 8,883,040 4,468,957
Corticeira Amorim SGPS SA 11,610 105,625
CTT-Correios de Portugal SA 44,055 204,466

Dimensional International Core Equity 2 ETF
continued
Shares Value †
PORTUGAL — (Continued)
*EDP Renovaveis SA 143,113 $ 1,923,482
EDP SA 595,245 2,334,167
Galp Energia SGPS SA 400,129 6,807,028
Ibersol SGPS SA 17,632 140,886
Jeronimo Martins SGPS SA 89,376 1,733,940
#Mota-Engil SGPS SA 87,466 243,090
Navigator Co. SA (The) 141,515 543,254
NOS SGPS SA 227,376 868,912
REN - Redes Energeticas
Nacionais SGPS SA 182,187 453,930
Semapa-Sociedade de
Investimento e Gestao 4,338 69,513
Sonae SGPS SA 807,537 796,920
TOTAL PORTUGAL 20,894,402
SINGAPORE — (1.0%)
*Avarga, Ltd. 500 75
Aztech Global, Ltd. 188,100 107,351
Banyan Tree Holdings, Ltd. 600 154
BRC Asia, Ltd. 5,900 10,436
Bukit Sembawang Estates,
Ltd. 1,800 4,912
CapitaLand Investment, Ltd. 617,100 1,310,795
Centurion Corp., Ltd. 121,700 77,736
China Aviation Oil Singapore
Corp., Ltd. 308,900 212,487
City Developments, Ltd. 276,800 1,088,034
Civmec Australia, Ltd. 83,100 70,983
ComfortDelGro Corp., Ltd. 1,403,600 1,559,674
*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,583,300 165,164
*CSE Global, Ltd. 481,105 156,380
DBS Group Holdings, Ltd. 404,910 11,832,958
Delfi, Ltd. 199,000 131,624
DFI Retail Group Holdings,
Ltd. 128,800 306,544
Dyna-Mac Holdings, Ltd. 289,700 144,533
*Far East Orchard, Ltd. 42,208 32,863
First Resources, Ltd. 580,700 640,881
Food Empire Holdings, Ltd. 120,200 92,678
Frasers Property, Ltd. 152,200 101,819
#Frencken Group, Ltd. 255,200 227,633
Genting Singapore, Ltd. 2,677,800 1,690,198
#Geo Energy Resources, Ltd. 466,100 95,130
Golden Agri-Resources, Ltd. 3,889,200 852,572
GuocoLand, Ltd. 137,600 164,342
Hiap Hoe, Ltd. 300 129
Ho Bee Land, Ltd. 86,000 126,117
Hong Fok Corp., Ltd. 424,400 271,085
Hong Leong Asia, Ltd. 200 132
Hongkong Land Holdings, Ltd. 512,200 2,207,582
Hotel Grand Central, Ltd. 100 54
Hour Glass, Ltd. (The) 54,700 64,504
HRnetgroup, Ltd. 85,100 43,743
Hutchison Port Holdings Trust,
Class U 3,290,600 516,624
iFAST Corp., Ltd. 99,000 561,267
*ISDN Holdings, Ltd. 23,233 5,269
Shares Value †
SINGAPORE — (Continued)
Keppel Infrastructure Trust 2,193,725 $ 729,639
Keppel, Ltd. 436,200 2,110,273
Mandarin Oriental
International, Ltd. 100 177
Marco Polo Marine, Ltd. 2,242,600 94,932
*Mermaid Maritime PCL 315,000 35,955
Mewah International, Inc. 700 146
Micro-Mechanics Holdings,
Ltd. 14,400 18,505
#Nanofilm Technologies
International, Ltd. 152,700 95,228
NETLINK NBN TRUST 971,500 657,263
Olam Group, Ltd. 447,900 362,275
OUE, Ltd. 129,300 101,649
Oversea-Chinese Banking
Corp., Ltd. 477,000 5,477,081
*Oxley Holdings, Ltd. 1,100 66
Pan-United Corp., Ltd. 200 79
Propnex, Ltd. 111,100 65,506
QAF, Ltd. 34,900 22,029
Raffles Medical Group, Ltd. 354,300 235,682
*Rex International Holding, Ltd. 315,900 26,506
Riverstone Holdings, Ltd. 407,200 278,567
SATS, Ltd. 505,818 1,506,480
SBS Transit, Ltd. 13,100 24,459
*Seatrium, Ltd. 1,185,615 1,702,826
Sembcorp Industries, Ltd. 504,600 1,922,431
Sheng Siong Group, Ltd. 612,300 735,926
SIA Engineering Co., Ltd. 113,200 207,078
Singapore Airlines, Ltd. 978,100 4,776,269
Singapore Exchange, Ltd. 372,500 3,195,914
Singapore Land Group, Ltd. 7,800 10,436
Singapore Technologies
Engineering, Ltd. 499,700 1,714,898
Singapore
Telecommunications, Ltd. 229,000 541,817
Sinostar PEC Holdings, Ltd. 300 33
StarHub, Ltd. 338,200 304,224
*Straits Trading Co., Ltd. 97,800 106,457
Tai Sin Electric, Ltd. 200 61
*Thomson Medical Group, Ltd. 1,052,400 38,185
Tiong Woon Corp. Holding,
Ltd. 100 40
*Tuan Sing Holdings, Ltd. 179,061 33,839
UMS Integration, Ltd. 454,600 350,512
United Overseas Bank, Ltd. 398,800 9,694,919
*UOB-Kay Hian Holdings, Ltd. 92,751 110,075
UOL Group, Ltd. 261,900 1,063,121
Valuetronics Holdings, Ltd. 257,800 121,797
Venture Corp., Ltd. 128,000 1,286,870
Vicom, Ltd. 100 101
Wee Hur Holdings, Ltd. 563,100 178,775
Wilmar International, Ltd. 525,200 1,270,421
Wing Tai Holdings, Ltd. 277,100 280,682
Yangzijiang Shipbuilding
Holdings, Ltd. 1,508,200 2,941,383
TOTAL SINGAPORE 69,306,049

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SPAIN — (2.4%)
Acciona SA 24,532 $ 3,126,724
Acerinox SA 173,320 1,581,521
*ACS Actividades de
Construccion y Servicios SA 130,163 6,217,685
ΩAedas Homes SA 8,165 232,245
ΩAena SME SA 20,557 4,530,481
*Airtificial Intelligence
Structures SA 81,174 8,416
Almirall SA 44,856 438,037
Amadeus IT Group SA 154,149 11,145,600
Atresmedia Corp. de Medios
de Comunicacion SA 95,143 449,835
Audax Renovables SA 124,659 237,649
Azkoyen SA 12 82
Banco Bilbao Vizcaya
Argentaria SA 69,425 689,645
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 2,066,844 20,523,761
Banco de Sabadell SA 5,405,683 10,496,101
Banco Santander SA 1,644,397 8,019,272
Banco Santander SA,
Sponsored ADR 1,008,009 4,898,924
Bankinter SA 785,021 6,383,393
CaixaBank SA 1,594,613 9,677,331
ΩCellnex Telecom SA 80,370 2,940,440
CIE Automotive SA 27,179 725,867
Construcciones y Auxiliar de
Ferrocarriles SA 19,673 775,293
Corp. ACCIONA Energias
Renovables SA 27,158 559,017
*Distribuidora Internacional de
Alimentacion SA 4,735,016 64,257
#*Duro Felguera SA 10,568 4,159
Ebro Foods SA 29,089 518,550
*eDreams ODIGEO SA 19,732 139,028
Elecnor SA 12,371 275,326
Enagas SA 110,111 1,556,432
#Ence Energia y Celulosa SA 110,091 343,261
Endesa SA 97,152 2,088,888
Ercros SA 44,200 173,948
Faes Farma SA 176,385 677,881
*Ferrovial SE 265 10,656
*Ferrovial SE 113,629 4,549,552
Fluidra SA 47,083 1,263,575
ΩGestamp Automocion SA 18,262 53,530
ΩGlobal Dominion Access SA 55,031 155,932
*Grifols SA 105,356 1,171,817
Grupo Catalana Occidente SA 34,589 1,415,689
Grupo Empresarial San Jose
SA 28 138
Iberdrola SA 425,511 6,303,371
Iberpapel Gestion SA 16 323
Indra Sistemas SA 161,987 2,848,943
#Industria de Diseno Textil SA 186,067 10,564,758
*Laboratorio Reig Jofre SA 20 62
Laboratorios Farmaceuticos
Rovi SA 19,488 1,652,368
Shares Value †
SPAIN — (Continued)
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 171,397 $ 215,849
Logista Integral SA 58,585 1,787,233
Mapfre SA 926,098 2,640,220
Melia Hotels International SA 93,879 696,110
ΩMetrovacesa SA 2,188 20,215
Miquel y Costas & Miquel SA 809 10,715
Naturgy Energy Group SA 12,070 299,552
ΩNeinor Homes SA 19,198 314,301
Pharma Mar SA 2,706 207,259
Prim SA 8 85
ΩProsegur Cash SA 148,180 86,549
Realia Business SA 196 206
Redeia Corp. SA 193,014 3,562,265
Renta 4 Banco SA 12 162
Repsol SA 659,842 8,202,268
*Sacyr SA 420,850 1,396,269
*Solaria Energia y Medio
Ambiente SA 40,402 421,955
Ω*Talgo SA 21,707 82,481
*Tecnicas Reunidas SA 37,085 446,899
Telefonica SA 2,567,878 12,026,605
Telefonica SA, Sponsored
ADR 772,357 3,576,013
#Tubacex SA 54,972 191,573
ΩUnicaja Banco SA 1,055,610 1,320,214
Vidrala SA 11,928 1,287,190
Viscofan SA 26,198 1,746,324
TOTAL SPAIN 170,028,275
SWEDEN — (2.8%)
AAK AB 47,252 1,346,896
ΩAcadeMedia AB 121,457 745,765
AddLife AB, Class B 70,695 894,585
Addnode Group AB 76,975 766,149
AddTech AB, Class B 67,903 1,874,622
AFRY AB 94,907 1,416,502
Alfa Laval AB 47,991 2,107,557
ΩAlimak Group AB 18,760 214,249
Alleima AB 189,245 1,148,729
Alligo AB, Class B 19,456 229,107
ΩAmbea AB 98,626 840,161
*Annehem Fastigheter AB,
Class B 11,218 19,028
*AQ Group AB 40,155 505,125
Arise AB 24,708 94,098
Arjo AB, Class B 252,523 828,366
Assa Abloy AB, Class B 72,605 2,258,887
Atlas Copco AB, Class A 498,233 8,167,258
Atlas Copco AB, Class B 129,747 1,874,047
Atrium Ljungberg AB, Class B 22,595 449,786
ΩAttendo AB 132,946 588,936
Avanza Bank Holding AB 76,253 1,579,214
Axfood AB 29,004 644,862
Beijer Alma AB, Class B 23,219 371,502
#Beijer Ref AB 54,379 812,378
Bergman & Beving AB 19,207 537,614
*Betsson AB, Class B 124,737 1,652,116
#*Better Collective A/S 28,341 370,285

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SWEDEN — (Continued)
*BHG Group AB 62,870 $ 104,881
*BICO Group AB 25,513 91,369
Bilia AB, Class A 69,402 815,956
Billerud Aktiebolag 267,040 2,354,683
BioGaia AB, Class B 28,079 276,852
Biotage AB 19,442 290,538
*Bjorn Borg AB 5,623 29,875
Boliden AB 107,504 3,323,566
*Bonava AB, Class B 128,490 111,618
Ω*Boozt AB 28,012 311,796
ΩBravida Holding AB 79,108 581,848
BTS Group AB, B Shares 661 18,285
Bufab AB 23,484 837,958
Bulten AB 9,183 59,303
Byggmax Group AB 74,034 309,142
#*Camurus AB 12,579 703,010
*Castellum AB 66,630 827,267
Catella AB 24,353 68,165
Catena AB 15,122 688,260
*Cavotec SA 84 143
Cellavision AB 8,296 180,650
*Cint Group AB 151,299 180,568
Clas Ohlson AB, Class B 44,048 720,819
Cloetta AB, Class B 246,210 615,752
ΩCoor Service Management
Holding AB 92,099 321,226
Corem Property Group AB,
Class B 296,025 198,087
Corem Property Group AB,
Class D 3,528 82,759
*Ctek AB 5,650 9,008
CTT Systems AB 4,899 110,341
Dios Fastigheter AB 66,579 493,118
ΩDometic Group AB 350,488 1,894,919
Ω*Dustin Group AB 150,446 106,226
Eastnine AB 34,820 149,042
#Elanders AB, Class B 10,550 95,837
*Electrolux AB, Class B 95,840 798,961
Electrolux Professional AB,
Class B 115,776 792,034
Elekta AB, Class B 322,155 1,929,910
*Embracer Group AB 117,296 336,649
*Enea AB 2,096 19,941
Engcon AB 15,765 181,812
Eolus Vind AB, Class B 949 4,142
Ependion AB 7,777 74,862
Epiroc AB, Class A 89,267 1,730,270
Epiroc AB, Class B 46,635 797,150
Essity AB, Class A 5,447 152,464
Essity AB, Class B 138,929 3,905,575
ΩEvolution AB 29,774 2,796,517
Ework Group AB 5,241 68,769
Fabege AB 73,467 582,240
Fagerhult Group AB 40,391 226,490
*Fastighets AB Balder, Class B 114,686 883,400
*Fastighets AB Trianon 34,183 71,241
*Fastighetsbolaget Emilshus
AB, Class B 1,654 6,879
FastPartner AB, Class A 33,399 221,618
Shares Value †
SWEDEN — (Continued)
FastPartner AB, Class D 5,695 $ 39,066
Fenix Outdoor International AG 1,093 61,289
FormPipe Software AB 48 114
Fortnox AB 274,663 1,668,506
#GARO AB 6,248 11,795
Getinge AB, Class B 134,010 2,350,174
*GiG Software PLC 36,406 15,311
Granges AB 94,031 1,105,518
Ω*Green Landscaping Group
AB 11,812 85,554
#H & M Hennes & Mauritz AB,
Class B 95,435 1,411,450
#Hanza AB 14,777 95,981
Heba Fastighets AB, Class B 30,410 92,935
Hemnet Group AB 54,776 1,711,870
Hexagon AB, Class B 160,256 1,491,422
*Hexatronic Group AB 147,460 598,795
Hexpol AB 189,746 1,789,279
HMS Networks AB 18,726 692,334
Holmen AB, Class B 23,623 927,695
Hufvudstaden AB, Class A 35,426 415,840
*Humana AB 23,913 84,813
Husqvarna AB, Class A 4,585 29,481
#Husqvarna AB, Class B 184,083 1,183,287
IAR Systems Group AB 1,491 16,930
Indutrade AB 71,381 1,925,277
Instalco AB 221,018 668,834
*International Petroleum Corp. 118,990 1,340,021
INVISIO AB 27,952 700,103
Inwido AB 71,055 1,284,296
ITAB Shop Concept AB 6,942 16,868
JM AB 64,575 1,082,079
*John Mattson
Fastighetsforetagen AB 10,645 65,461
Kabe Group AB, Class B 688 20,511
*Karnov Group AB 31,745 236,158
*K-fast Holding AB 97,874 199,863
*Klarabo Sverige AB, Class B 18,453 35,699
KNOW IT AB 22,922 287,488
Lagercrantz Group AB, Class
B 107,743 2,092,420
Lifco AB, Class B 38,472 1,139,773
Lime Technologies AB 6,087 186,591
Lindab International AB 47,594 992,797
Loomis AB 93,442 2,913,281
*Medcap AB 8,383 425,416
Medicover AB, Class B 38,529 662,552
MEKO AB 43,769 586,584
*Midsona AB, Class B 24,582 21,779
*Modern Times Group MTG
AB, Class B 94,307 669,841
Momentum Group AB 19,365 325,765
ΩMunters Group AB 75,891 1,220,634
Mycronic AB 43,548 1,680,864
NCAB Group AB 107,168 655,024
NCC AB, Class B 113,492 1,681,159
Nederman Holding AB 4,580 96,736
*Net Insight AB, Class B 83,474 61,396
New Wave Group AB, Class B 84,064 887,775

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SWEDEN — (Continued)
Nibe Industrier AB, Class B 37,522 $ 180,385
Nilorngruppen AB, Class B 3,513 22,785
*Nivika Fastigheter AB, Class
B 23,692 92,110
*Nobia AB 350,172 163,795
Nolato AB, Class B 91,947 479,067
Nordic Paper Holding AB 48,851 226,266
Nordic Waterproofing Holding
AB 7,404 119,986
Nordnet AB 38,978 806,513
*Norion Bank AB 36,552 141,596
*Norva24 Group AB 17,659 51,409
*Note AB 3,878 49,580
NP3 Fastigheter AB 17,827 413,185
Nyfosa AB 101,970 1,024,460
OEM International AB, Class B 43,092 501,798
#*Orron Energy ab 169,302 112,625
*Ovzon AB 27,021 31,061
Peab AB, Class B 168,522 1,277,296
Platzer Fastigheter Holding
AB, Class B 31,903 268,342
Prevas AB, Class B 4,714 48,726
*Pricer AB, Class B 21,550 24,168
Proact IT Group AB 25,723 327,426
Ratos AB, Class B 241,210 766,458
RaySearch Laboratories AB 17,829 253,271
Rejlers AB 5,017 71,363
Rottneros AB 34,451 31,424
RVRC Holding AB 43,354 188,164
Saab AB, Class B 39,268 804,073
Sagax AB, Class B 35,614 848,075
Sandvik AB 222,052 4,337,257
Scandi Standard AB 49,575 375,286
Ω*Scandic Hotels Group AB 187,943 1,207,572
*Sdiptech AB 26,734 599,139
*Sectra AB, Class B 59,594 1,576,170
#Securitas AB, Class B 193,725 2,263,132
*Sedana Medical AB 24,666 26,971
*Sensys Gatso Group AB 5,987 34,299
Ω*Sinch AB 778,790 2,305,790
*Sivers Semiconductors AB 97,354 35,611
Skandinaviska Enskilda
Banken AB, Class A 373,124 5,246,378
Skandinaviska Enskilda
Banken AB, Class C 2,068 29,493
Skanska AB, Class B 109,957 2,221,738
SKF AB, Class A 3,527 66,254
SKF AB, Class B 138,448 2,604,622
SkiStar AB 37,999 582,767
Softronic AB, Class B 8,312 18,333
Solid Forsakring AB 9,892 79,506
SSAB AB, Class A 12,169 58,093
SSAB AB, Class B 398,702 1,867,556
*Stendorren Fastigheter AB 5,700 105,583
*Stillfront Group AB 37,220 25,584
Storskogen Group AB, Class B 927,394 764,620
Svenska Cellulosa AB SCA,
Class A 7,893 102,977
Shares Value †
SWEDEN — (Continued)
Svenska Cellulosa AB SCA,
Class B 193,857 $ 2,551,835
Svenska Handelsbanken AB,
Class A 175,980 1,822,289
#Svenska Handelsbanken AB,
Class B 5,010 67,190
Sweco AB, Class B 76,332 1,281,944
Swedbank AB, Class A 145,068 2,931,173
*Swedish Orphan Biovitrum AB 39,435 1,227,270
Synsam AB 73,423 330,402
Systemair AB 74,257 566,294
Tele2 AB, Class B 386,793 4,036,004
Telefonaktiebolaget LM
Ericsson, Class A 20,584 171,597
Telefonaktiebolaget LM
Ericsson, Class B 1,114,361 9,266,858
#Telia Co. AB 1,709,313 4,945,802
Tethys Oil AB 37,899 200,829
*TF Bank AB 6,680 194,780
ΩThule Group AB 44,286 1,474,262
Trelleborg AB, Class B 51,722 1,709,235
Troax Group AB 23,202 470,543
#Truecaller AB, Class B 168,142 746,421
VBG Group AB, Class B 15,802 454,859
Vitec Software Group AB,
Class B 28,338 1,233,095
Vitrolife AB 55,530 1,225,806
Volati AB 8,942 82,400
Volvo AB, Class A 55,191 1,439,086
Volvo AB, Class B 647,692 16,749,116
#*Volvo Car AB, Class B 35,463 75,980
#Wallenstam AB, Class B 108,958 511,693
Wihlborgs Fastigheter AB 99,846 1,041,380
XANO Industri AB, Class B 2,438 15,380
*XSpray Pharma AB 2,479 13,878
TOTAL SWEDEN 197,621,638
SWITZERLAND — (7.7%)
ABB, Ltd., Registered 348,309 19,294,554
Accelleron Industries AG 91,472 4,895,714
Adecco Group AG 142,933 4,472,958
*AEVIS VICTORIA SA 8 128
Alcon AG 340 31,291
Alcon AG, ADR 168,549 15,498,081
Allreal Holding AG, Registered 13,031 2,314,747
ALSO Holding AG, Registered 4,485 1,192,957
*ams-OSRAM AG 2,181 21,061
APG SGA SA 845 192,512
*Arbonia AG 58,030 817,400
*Aryzta AG 1,287,293 2,271,781
Ascom Holding AG, Registered 5,176 28,822
Autoneum Holding AG 3,736 499,458
Avolta AG 52,823 2,086,774
Baloise Holding AG,
Registered 47,226 9,060,707
Banque Cantonale de Geneve 851 251,944
Banque Cantonale Vaudoise,
Registered 31,640 3,150,461

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Barry Callebaut AG,
Registered 2,867 $ 5,013,189
*Basilea Pharmaceutica AG,
Registered 6,039 298,912
Belimo Holding AG, Class R 5,521 3,652,148
Bell Food Group AG 2,570 786,128
Bellevue Group AG 4,126 69,904
Berner Kantonalbank AG,
Registered 2,483 669,063
BKW AG 11,449 2,007,249
Bossard Holding AG,
Registered 5,985 1,436,206
Bucher Industries AG,
Registered 6,018 2,341,919
Burckhardt Compression
Holding AG 3,093 2,271,372
Burkhalter Holding AG 1,509 154,792
#Calida Holding AG,
Registered 784 23,573
Carlo Gavazzi Holding AG,
Registered 30 7,182
Cembra Money Bank AG 30,279 2,722,554
Chocoladefabriken Lindt &
Spruengli AG 18 2,089,974
#*Cicor Technologies, Ltd.,
Registered 4 242
Cie Financiere Richemont SA,
Registered 70,228 10,180,502
Cie Financiere Tradition SA 195 34,165
Clariant AG, Registered 207,596 2,878,543
Coltene Holding AG,
Registered 973 60,088
Comet Holding AG, Class R 8,551 2,833,193
COSMO Pharmaceuticals NV 10,045 777,160
CPH Group AG 119 9,578
Daetwyler Holding AG 3,687 619,972
DKSH Holding AG 34,257 2,444,382
#*DocMorris AG 14,415 566,798
dormakaba Holding AG 3,365 2,560,622
EFG International AG 119,004 1,623,970
Emmi AG, Registered 1,641 1,559,965
EMS-Chemie Holding AG 452 347,350
#Feintool International Holding
AG, Registered 1,452 27,371
Flughafen Zurich AG,
Registered 21,694 5,102,995
Forbo Holding AG, Registered 659 647,035
ΩGalenica AG 54,018 4,697,761
#*GAM Holding AG 132 20
Geberit AG, Registered 20,892 13,066,258
Georg Fischer AG, Registered 77,920 5,650,033
Givaudan SA, Registered 1,914 9,068,646
#Glarner Kantonalbank 2,478 61,040
Helvetia Holding AG,
Registered 38,143 6,449,065
Hiag Immobilien Holding AG 1,203 114,359
Holcim AG 178,481 17,561,193
Huber + Suhner AG,
Registered 18,786 1,772,797
Shares Value †
SWITZERLAND — (Continued)
Hypothekarbank Lenzburg AG,
Class R 10 $ 46,721
Implenia AG, Registered 11,588 408,736
*Ina Invest AG 8 184
Inficon Holding AG, Registered 1,247 1,494,035
Interroll Holding AG, Class R 516 1,357,581
*Intershop Holding AG 2,395 336,247
Investis Holding SA 1,538 195,652
Julius Baer Group, Ltd. 118,903 7,241,161
Jungfraubahn Holding AG,
Registered 4,252 809,390
Kardex Holding AG,
Registered 5,010 1,523,800
Komax Holding AG, Class R 134 16,984
Kuehne + Nagel International
AG, Class R 16,941 4,223,985
Landis+Gyr Group AG 27,559 2,215,046
LEM Holding SA, Registered 74 98,587
Liechtensteinische
Landesbank AG 4,728 386,026
#Logitech International SA,
Class R 95,762 7,823,756
Lonza Group AG, Registered 18,190 11,203,879
Luzerner Kantonalbank AG,
Registered 9,393 693,042
ΩMedacta Group SA 3,614 479,805
#Meier Tobler Group AG 487 16,107
Metall Zug AG, Registered 65 90,581
Mikron Holding AG, Registered 7,762 134,648
Mobilezone Holding AG,
Registered 34,687 552,778
Mobimo Holding AG,
Registered 9,534 2,949,399
Ω*Montana Aerospace AG 27,922 492,114
Naturenergie Holding AG 252 10,521
Nestle SA, Registered 489,632 46,194,262
Novartis AG, Registered 60,249 6,535,626
#Novartis AG, Sponsored ADR 545,535 59,135,994
Novavest Real Estate AG 1,384 54,579
OC Oerlikon Corp. AG 242,023 1,104,456
Orior AG 536 26,623
Partners Group Holding AG 8,576 11,832,044
Plazza AG, Registered 347 131,223
Ω#*PolyPeptide Group AG 11,758 391,616
PSP Swiss Property AG,
Registered 28,304 4,013,034
Rieter Holding AG, Registered 2,357 249,138
Roche Holding AG 123,785 38,350,875
Roche Holding AG 3,250 1,102,001
Romande Energie Holding SA,
Registered 2,806 150,246
Sandoz Group AG 221,405 10,075,502
#Sandoz Group AG, ADR 50,530 2,304,673
*Santhera Pharmaceuticals
Holding AG, Registered 4,709 47,161
Schindler Holding AG,
Registered 8,672 2,467,112
Schweiter Technologies AG 115 52,599

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
#*Schweizerische
Nationalbank 3 $ 12,594
Ω*Sensirion Holding AG 778 56,683
SFS Group AG 13,079 1,869,509
*SGS SA, Registered 90,940 9,623,002
Siegfried Holding AG,
Registered 4,105 5,364,462
SIG Group AG 154,693 3,325,712
Sika AG, Registered 29,919 8,321,406
SKAN Group AG 2,437 217,574
Softwareone Holding AG 74,658 673,450
Sonova Holding AG 12,457 4,540,819
St. Galler Kantonalbank AG,
Registered 2,192 1,067,228
Stadler Rail AG 29,593 845,319
Straumann Holding AG, Class
R 20,274 2,672,876
Sulzer AG, Registered 19,344 2,984,260
Swatch Group AG (The) 3,752 766,064
Swatch Group AG (The) 16,888 682,590
Swiss Life Holding AG 9,668 7,875,725
Swiss Prime Site AG,
Registered 82,380 8,922,039
Swiss Re AG 145,046 18,560,587
Swisscom AG, Registered 16,786 10,210,982
Swissquote Group Holding SA,
Registered 8,718 2,966,157
Tecan Group AG, Class R 6,859 1,729,226
Temenos AG, Registered 42,008 2,902,715
TX Group AG 3,175 544,159
u-blox Holding AG 9,417 718,772
UBS Group AG 14,477 444,339
#UBS Group AG, ADR 470,920 14,447,826
Valiant Holding AG 20,727 2,411,398
ΩVAT Group AG 16,576 6,891,491
Vaudoise Assurances Holding
SA 473 251,625
Vetropack Holding AG 6,822 225,638
Vontobel Holding AG, Class R 17,890 1,162,736
VP Bank AG, Class A 2,759 232,921
*V-ZUG Holding AG 783 49,079
Walliser Kantonalbank,
Registered 743 97,096
Warteck Invest AG, Registered 126 252,816
Ypsomed Holding AG,
Registered 1,084 480,761
Zehnder Group AG,
Registered 6,503 362,489
Zug Estates Holding AG, Class
B 48 105,192
Zuger Kantonalbank 36 342,223
Zurich Insurance Group AG 23,348 13,792,250
TOTAL SWITZERLAND 548,363,937
UNITED KINGDOM — (12.4%)
4imprint Group PLC 21,288 1,398,546
Admiral Group PLC 113,912 3,754,987
ΩAirtel Africa PLC 1,032,270 1,353,675
AJ Bell PLC 161,001 920,071
Shares Value †
UNITED KINGDOM — (Continued)
Anglo American PLC 413,576 $ 12,761,081
Antofagasta PLC 186,425 4,151,193
Ashmore Group PLC 317,204 859,667
Ashtead Group PLC 187,472 13,950,373
Associated British Foods PLC 123,876 3,537,176
AstraZeneca PLC, Sponsored
ADR 450,263 32,036,212
ΩAuto Trader Group PLC 573,839 6,191,223
Aviva PLC 801,190 4,667,136
B&M European Value Retail
SA 677,142 3,374,306
Babcock International Group
PLC 668,097 4,054,174
BAE Systems PLC 698,038 11,217,859
Balfour Beatty PLC 444,317 2,540,847
Bank of Georgia Group PLC 43,017 2,300,670
Barclays PLC 4,146,298 12,660,330
Barclays PLC, Sponsored ADR 262,920 3,262,837
Barratt Redrow PLC 1,296,592 7,441,293
Beazley PLC 621,901 6,040,552
Bellway PLC 140,922 5,138,140
*Berkeley Group Holdings PLC 85,260 4,851,518
BP PLC, Sponsored ADR 1,090,915 32,029,264
Breedon Group PLC 79,652 450,578
ΩBridgepoint Group PLC 52,408 209,950
British American Tobacco PLC 302,143 10,468,687
British American Tobacco
PLC, Sponsored ADR 223,127 7,804,982
Britvic PLC 283,866 4,664,071
BT Group PLC 6,272,098 11,148,049
Bunzl PLC 117,830 5,168,753
Burberry Group PLC 10,212 102,853
#*Carnival PLC, Sponsored
ADR 20,291 405,820
Centamin PLC 337,321 688,676
Centrica PLC 5,296,024 7,986,727
Coats Group PLC 162,087 197,550
Coca-Cola HBC AG 26,504 923,425
Compass Group PLC 393,008 12,707,505
Computacenter PLC 82,071 2,310,759
ΩConvaTec Group PLC 543,033 1,489,846
Cranswick PLC 38,094 2,483,050
Croda International PLC 21,896 1,042,975
DCC PLC 75,013 4,729,420
Ω*Deliveroo PLC 163,196 289,121
Diageo PLC, Sponsored ADR 58,296 7,238,031
Diploma PLC 69,201 3,788,252
Direct Line Insurance Group
PLC 1,384,363 2,924,209
Drax Group PLC 540,778 4,331,397
DS Smith PLC 1,218,812 8,547,761
Dunelm Group PLC 124,531 1,778,740
easyJet PLC 236,031 1,550,033
Energean PLC 120,499 1,558,484
Entain PLC 168,918 1,617,905
Experian PLC 300,853 14,609,058
Fevertree Drinks PLC 412 3,935
*Flutter Entertainment PLC 14,567 3,397,256
*Frasers Group PLC 145,517 1,423,703

Dimensional International Core Equity 2 ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Fresnillo PLC 139,432 $ 1,325,628
Games Workshop Group PLC 33,153 5,097,707
Gamma Communications PLC 5,839 119,209
Glencore PLC 3,687,539 19,262,131
Grafton Group PLC 200,567 2,582,704
Grainger PLC 778,692 2,272,545
Greggs PLC 118,595 4,180,755
GSK PLC 1,007,580 18,038,301
Haleon PLC 1,591,151 7,618,017
Halma PLC 85,359 2,716,098
Harbour Energy PLC 873,973 3,105,682
Hargreaves Lansdown PLC 362,380 5,068,903
Hays PLC 1,354,493 1,347,841
Hikma Pharmaceuticals PLC 117,155 2,793,995
Hill & Smith PLC 44,622 1,167,439
*Hiscox, Ltd. 273,243 3,800,994
Howden Joinery Group PLC 556,557 6,024,800
HSBC Holdings PLC 350,588 3,207,856
HSBC Holdings PLC,
Sponsored ADR 654,300 30,182,859
IMI PLC 224,166 4,755,263
Imperial Brands PLC 371,743 11,169,209
Inchcape PLC 430,230 3,960,359
*Indivior PLC 49,594 437,077
Informa PLC 393,005 4,085,570
InterContinental Hotels Group
PLC 580 63,845
#InterContinental Hotels Group
PLC, Sponsored ADR 37,677 4,199,102
International Distribution
Services PLC 747,452 3,240,349
International Workplace Group
PLC 802,193 1,646,011
Intertek Group PLC 91,889 5,490,989
Investec PLC 481,276 3,681,561
ITV PLC 2,987,161 2,838,076
J Sainsbury PLC 1,283,186 4,391,557
JD Sports Fashion PLC 1,761,940 2,808,883
JET2 PLC 85,597 1,581,380
Johnson Matthey PLC 128,900 2,465,907
Ω*Just Eat Takeaway.com NV 52,138 593,224
Just Group PLC 488,093 840,869
Kingfisher PLC 1,887,867 7,099,343
Lancashire Holdings, Ltd. 187,340 1,519,780
Legal & General Group PLC 2,094,644 5,846,432
Lloyds Banking Group PLC 2,942,937 2,020,427
#Lloyds Banking Group PLC,
Sponsored ADR 4,027,023 11,074,313
London Stock Exchange
Group PLC 38,093 5,149,622
Man Group PLC 1,198,219 3,059,400
Marks & Spencer Group PLC 2,377,295 11,485,787
Melrose Industries PLC 627,862 3,834,235
*Mitchells & Butlers PLC 313,855 1,010,782
Mitie Group PLC 652,685 978,415
Mondi PLC 271,227 4,376,204
#*National Grid PLC,
Sponsored ADR 89,897 5,716,550
Shares Value †
UNITED KINGDOM — (Continued)
NatWest Group PLC, Class
S, ADR 1,146,944 $ 10,964,785
Next PLC 47,579 5,988,512
*Ocado Group PLC 309,855 1,385,906
OSB Group PLC 332,805 1,513,800
Pagegroup PLC 292,332 1,343,234
Pearson PLC 78,977 1,157,007
#Pearson PLC, Sponsored
ADR 234,442 3,422,853
Pennon Group PLC 151,522 1,060,705
Persimmon PLC 317,998 5,997,571
Pets at Home Group PLC 66,477 253,150
Phoenix Group Holdings PLC 393,405 2,484,386
*Playtech PLC 92,123 859,856
Plus500, Ltd. 75,612 2,276,662
#*Polestar Automotive Holding
UK PLC, Class A, ADR 23,374 25,945
Premier Foods PLC 692,342 1,676,959
Prudential PLC 65,208 540,396
Prudential PLC, Sponsored
ADR 147,931 2,452,696
QinetiQ Group PLC 495,751 2,925,480
Reckitt Benckiser Group PLC 202,837 12,214,761
#RELX PLC, Sponsored ADR 338,646 15,652,218
Renishaw PLC 29,490 1,194,280
Rentokil Initial PLC 244,543 1,218,282
RHI Magnesita NV 1,719 70,942
Rightmove PLC 792,784 6,001,276
Rio Tinto PLC 375,116 24,190,454
*Rolls-Royce Holdings PLC 2,269,738 15,623,380
Rotork PLC 619,588 2,392,896
RS GROUP PLC 225,769 2,017,298
Sage Group PLC (The) 316,829 3,948,652
Savills PLC 47,339 653,648
Schroders PLC 411,753 1,821,026
Serco Group PLC 1,446,909 3,257,229
Severn Trent PLC 107,635 3,553,607
Shell PLC, ADR 1,253,862 84,698,378
#Smith & Nephew PLC,
Sponsored ADR 87,297 2,190,282
Smiths Group PLC 86,051 1,691,548
Softcat PLC 137,156 2,988,859
Spectris PLC 62,842 2,032,739
Spirax Group PLC 8,103 672,455
*SSE PLC 418,430 9,473,339
SSP Group PLC 204,670 424,433
St James's Place PLC 19,920 208,210
*Standard Chartered PLC 878,123 10,165,102
Tate & Lyle PLC 284,358 2,741,875
Taylor Wimpey PLC 2,975,757 5,597,095
TBC Bank Group PLC 793 28,037
Telecom Plus PLC 8,148 175,987
Tesco PLC 2,374,699 10,447,430
TP ICAP Group PLC 992,827 2,865,569
Travis Perkins PLC 297,919 3,094,785
*TUI AG 108 896
Unilever PLC, Sponsored ADR 408,907 24,906,525
United Utilities Group PLC 272,581 3,583,272
*Vistry Group PLC 369,437 4,319,803

Dimensional International Core Equity 2 ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Vodafone Group PLC 8,062,679 $ 7,465,405
Weir Group PLC (The) 131,119 3,523,164
WH Smith PLC 117,308 1,990,776
Whitbread PLC 83,709 3,242,591
*Wise PLC, Class A 59,266 537,937
#WPP PLC, Sponsored ADR 74,072 3,888,039
TOTAL UNITED KINGDOM 882,963,059
UNITED STATES — (0.0%)
Alcoa Corp. 45,066 1,793,525
CRH PLC 1,137 108,084
Newmont Corp. 3,109 144,502
Smurfit WestRock PLC 654 33,759
TOTAL UNITED STATES 2,079,870
TOTAL COMMON STOCKS 6,876,192,718
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke AG 13,132 963,041
Ω#Dr. Ing. h.c. F. Porsche AG 3,705 260,003
Draegerwerk AG & Co. KGaA 7,623 369,518
*Einhell Germany AG, Class P 5,087 366,154
FUCHS SE 64,201 2,984,537
Henkel AG & Co. KGaA 59,490 5,139,684
Jungheinrich AG 5,829 158,965
Porsche Automobil Holding SE 90,454 3,744,407
Sartorius AG 50 12,903
Sixt SE 13,403 835,223
STO SE & Co. KGaA 162 21,457
Volkswagen AG 82,260 7,942,813
TOTAL GERMANY 22,798,705
TOTAL PREFERRED
STOCKS 22,798,705
Shares Value †
GERMANY — (Continued)
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Eureka Group Holdings, Ltd.
11/11/2024 92 $ –
*Imugene, Ltd. 8/31/2026 38,340 528
*Panoramic Resources, Ltd.
9/8/2025 47,790 –
TOTAL AUSTRALIA 528
CANADA — (0.0%)
*Constellation Software, Inc. 2,081 –
TOTAL CANADA –
ITALY — (0.0%)
*CIR Spa Compagnie
Industriali 11/11/2024 593,770 4
TOTAL ITALY 4
NORWAY — (0.0%)
*Atlantic Sapphire ASA
12/14/2026 67,099 73
*NRC Group ASA 11/7/2024 9,242 796
TOTAL NORWAY 869
SWITZERLAND — (0.0%)
*GAM Holding AG 11/14/2024 132 16
TOTAL SWITZERLAND 16
TOTAL RIGHTS/WARRANTS 1,417
TOTAL INVESTMENT SECURITIES — (96.9%)
(Cost $5,918,116,116) 6,898,992,840
SECURITIES LENDING COLLATERAL — ( 3.1% )
@§The DFA Short Term
Investment Fund 18,979,775 219,520,077
TOTAL INVESTMENTS — ( 100.0% )
(Cost $6,137,636,193) $ 7,118,512,917
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $141,650,191 which represented 2.0% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 443,492,499 $ 1,333,844 $ 420 $ 444,826,763
Austria .............................. 32,840,712 — — 32,840,712
Belgium ............................. 75,558,516 — — 75,558,516
Canada ............................. 790,024,967 380 — 790,025,347
China ............................... 52,068 — — 52,068
Denmark ............................ 207,394,379 — — 207,394,379
Finland .............................. 106,733,066 — — 106,733,066
France .............................. 518,574,188 — — 518,574,188
Germany ............................ 503,349,059 — — 503,349,059

Dimensional International Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Hong Kong ........................... $ 111,704,880 $ — $ 3,365 $ 111,708,245
Ireland .............................. 32,872,899 — — 32,872,899
Israel ............................... 55,802,542 — — 55,802,542
Italy ................................ 208,465,052 — — 208,465,052
Japan ............................... 1,595,511,001 — — 1,595,511,001
Netherlands .......................... 231,774,546 — — 231,774,546
New Zealand ......................... 16,640,220 402,572 — 17,042,792
Norway .............................. 52,404,313 — — 52,404,313
Portugal ............................. 20,894,402 — — 20,894,402
Singapore ............................ 69,306,049 — — 69,306,049
Spain ............................... 170,028,275 — — 170,028,275
Sweden ............................. 197,621,638 — — 197,621,638
Switzerland ........................... 548,363,937 — — 548,363,937
United Kingdom ....................... 882,962,163 896 — 882,963,059
United States ......................... 2,079,870 — — 2,079,870
Preferred Stocks
Germany ............................ 22,798,705 — — 22,798,705
Rights/Warrants
Australia ............................. 528 — — 528
Canada ............................. — — — —
Italy ................................ — 4 — 4
Norway .............................. 73 796 — 869
Switzerland ........................... — 16 — 16
Securities Lending Collateral ............... — 219,520,077 — 219,520,077
Total Investments ........................ $6,897,250,547 $221,258,585 $3,785> $7,118,512,917
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional International Small Cap Value ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value †
COMMON STOCKS — (96.8%)
AUSTRALIA — (7.5%)
*Adairs, Ltd. 267,982 $ 466,904
*Ainsworth Game Technology,
Ltd. 1,350 641
*Alliance Aviation Services,
Ltd. 6,783 11,996
Amotiv, Ltd. 338,016 2,357,911
AMP, Ltd. 1,585,420 1,484,981
Ansell, Ltd. 361,992 7,354,978
*Aurelia Metals, Ltd. 443,721 53,768
*Austal, Ltd. 977,084 2,118,364
#*Australian Agricultural Co.,
Ltd. 290,437 267,281
*Auswide Bank, Ltd. 9,229 25,510
Autosports Group, Ltd. 124 183
Bank of Queensland, Ltd. 2,458,257 10,498,216
Bapcor, Ltd. 855,489 2,566,377
*BCI Minerals, Ltd. 67,030 13,830
Beach Energy, Ltd. 5,025,805 4,114,871
#Beacon Minerals, Ltd. 22,773 358
*Bega Cheese, Ltd. 218,122 735,779
Bell Financial Group, Ltd. 16,358 13,607
Brickworks, Ltd. 190,912 3,393,780
Capral, Ltd. 112 701
Cedar Woods Properties, Ltd. 180,222 678,760
*Challenger, Ltd. 871,151 3,452,148
Champion Iron, Ltd. 59,709 229,181
*Cooper Energy, Ltd. 1,419,158 162,671
ΩCoronado Global Resources,
Inc. 339,943 226,002
#Corporate Travel
Management, Ltd. 236,325 1,919,428
#*Develop Global, Ltd. 187,802 318,596
Domain Holdings Australia,
Ltd. 212,541 420,427
Downer EDI, Ltd. 1,832,571 6,733,863
#*Elders, Ltd. 724,286 4,046,688
*Emeco Holdings, Ltd. 148,619 74,956
*Energy World Corp., Ltd. 20,954 275
*EQT Holdings, Ltd. 17 345
*Eureka Group Holdings, Ltd. 1,153 480
Euroz Hartleys Group, Ltd. 10,896 5,852
EVT, Ltd. 71,795 513,990
*Fenix Resources, Ltd. 7,112 1,258
Finbar Group, Ltd. 7,066 4,142
*FleetPartners Group, Ltd. 712,123 1,366,669
G8 Education, Ltd. 2,238,675 1,964,882
*Gold Road Resources, Ltd. 928,880 1,216,831
GrainCorp, Ltd., Class A 679,858 4,016,663
Grange Resources, Ltd. 1,910,505 312,845
GWA Group, Ltd. 72,366 110,441
Harvey Norman Holdings, Ltd. 945,377 2,836,032
*Healius, Ltd. 1,786,775 1,936,906
Helia Group, Ltd. 1,239,279 3,303,727
*Iluka Resources, Ltd. 1,184,933 4,555,882
Shares Value †
AUSTRALIA — (Continued)
Imdex, Ltd. 181,306 $ 308,764
Incitec Pivot, Ltd. 527,287 1,039,571
*Insignia Financial, Ltd. 1,601,168 3,471,407
IVE Group, Ltd. 65,627 91,559
*Judo Capital Holdings, Ltd. 658,770 811,208
#Jupiter Mines, Ltd. 1,716,762 196,783
#Karoon Energy, Ltd. 153,570 139,818
#*Kelsian Group, Ltd. 338,898 870,153
Korvest, Ltd. 6 36
*Lendlease Corp., Ltd. 772,205 3,429,280
#Lifestyle Communities, Ltd. 7,154 40,392
*Lindsay Australia, Ltd. 898 500
#Maas Group Holdings, Ltd. 1,548 4,766
Macmahon Holdings, Ltd. 450,011 112,008
Magellan Financial Group, Ltd. 373,244 2,630,545
*MaxiPARTS, Ltd. 296 367
*Mayne Pharma Group, Ltd. 17,621 49,629
#*Metals X, Ltd. 714,222 226,890
#Michael Hill International, Ltd. 68,491 26,917
Monash IVF Group, Ltd. 585,338 450,490
*Mount Gibson Iron, Ltd. 291,047 58,144
#Myer Holdings, Ltd. 56,819 33,681
*MyState, Ltd. 329,463 820,032
New Hope Corp., Ltd. 2,122,693 6,771,062
Nickel Industries, Ltd. 2,410,664 1,428,979
Nine Entertainment Co.
Holdings, Ltd. 3,134,639 2,412,493
NRW Holdings, Ltd. 326,761 826,149
*NTAW Holdings, Ltd. 812 226
# Nufarm, Ltd. 1,248,045 3,147,252
oOh!media, Ltd. 586,390 474,345
#Orora, Ltd. 694,496 1,096,295
#*<Panoramic Resources, Ltd. 29,859 137
Peet, Ltd. 34,693 31,018
Perenti, Ltd. 1,719,253 1,323,178
*Perpetual, Ltd. 129,908 1,723,915
Perseus Mining, Ltd. 3,758,717 7,065,813
*PEXA Group, Ltd. 52,663 469,466
#Platinum Asset Management,
Ltd. 5,884 4,721
*Ramelius Resources, Ltd. 4,520,765 7,077,020
*Regis Resources, Ltd. 3,672,418 6,518,715
Reject Shop, Ltd. (The) 144 272
Reliance Worldwide Corp., Ltd. 627,809 2,142,426
*Resolute Mining, Ltd. 6,295,932 3,381,540
#*Retail Food Group, Ltd. 459,412 19,559
Ridley Corp., Ltd. 121,914 211,612
*Sandfire Resources, Ltd. 1,506,204 10,230,648
*Select Harvests, Ltd. 195,851 464,381
Service Stream, Ltd. 1,548,410 1,536,523
SG Fleet Group, Ltd. 71,949 127,713
Shaver Shop Group, Ltd. 23,812 21,602
Shine Justice, Ltd. 1,219 647
Sims, Ltd. 349,560 2,907,810

Dimensional International Small Cap Value ETF
continued
Shares Value †
AUSTRALIA — (Continued)
SRG Global, Ltd. 273,473 $ 200,619
Stanmore Resources, Ltd. 411,722 846,787
#*Star Entertainment Group,
Ltd. (The) 2,383,353 374,662
#*Superloop, Ltd. 10,170 12,457
*Tabcorp Holdings, Ltd. 4,484,638 1,380,594
*<Ten Sixty Four, Ltd. 1,572 113
#*Terracom, Ltd. 13,461 1,763
*Vault Minerals, Ltd. 9,263,925 2,396,805
ΩViva Energy Group, Ltd. 34,764 59,886
*West African Resources, Ltd. 2,620,941 3,150,169
Westgold Resources, Ltd. 1,439,338 3,035,703
Whitehaven Coal, Ltd. 267,124 1,191,518
*<Wiluna Mining Corp., Ltd. 504 13
TOTAL AUSTRALIA 164,769,522
AUSTRIA — (0.7%)
Agrana Beteiligungs AG 28,232 324,890
*Eurotelesites AG 3,654 19,676
Mayr Melnhof Karton AG 5,882 520,441
Palfinger AG 549 12,069
Porr AG 53,683 845,071
Raiffeisen Bank International
AG 144,343 2,584,074
Schoeller-Bleckmann Oilfield
Equipment AG 246 7,384
Semperit AG Holding 1,319 16,325
Strabag SE 6,319 248,663
Telekom Austria AG 61,572 510,031
UNIQA Insurance Group AG 218,457 1,712,346
Vienna Insurance Group AG
Wiener Versicherung Gruppe 74,524 2,366,522
#voestalpine AG 250,776 5,186,441
Wienerberger AG 420 12,630
Zumtobel Group AG 12,418 71,452
TOTAL AUSTRIA 14,438,015
BELGIUM — (1.6%)
Ackermans & van Haaren NV 45,249 9,171,530
Ageas SA 177,240 9,213,070
Bekaert SA 132,647 4,824,260
bpost SA 311,482 813,273
Cie d'Entreprises CFE 93 615
#CMB Tech NV, ADR 29,234 406,645
Deceuninck NV 7,123 17,902
Econocom Group SA 137,605 294,598
*Ontex Group NV 188,927 1,577,280
Proximus SADP 518,464 3,765,592
Sipef NV 3,333 204,805
#Tessenderlo Group SA 35,206 947,888
Umicore SA 200,938 2,393,080
#VGP NV 7,161 597,845
Viohalco SA 67 375
TOTAL BELGIUM 34,228,758
CANADA — (10.6%)
*Acadian Timber Corp. 52 687
ADENTRA, Inc. 25,011 688,814
*Advantage Energy, Ltd. 446,553 2,790,255
Aecon Group, Inc. 153,648 2,556,115
Shares Value †
CANADA — (Continued)
*AGF Management, Ltd.,
Class B 182,702 $ 1,365,727
#*Aimia, Inc. 24,159 43,502
Algoma Central Corp. 44 478
#Algoma Steel Group, Inc. 13,654 141,319
Amerigo Resources, Ltd. 1,454 1,784
*Athabasca Oil Corp. 168,023 623,178
*AutoCanada, Inc. 2,565 27,307
B2Gold Corp. 3,137,722 10,417,237
B2Gold Corp. 315,597 1,041,462
#Baytex Energy Corp. 2,097,079 5,912,350
#Birchcliff Energy, Ltd. 954,184 3,552,649
BMTC Group, Inc. 79 717
Brookfield Wealth Solutions,
Ltd. 1,817 96,428
*Calfrac Well Services, Ltd. 280 773
*Calibre Mining Corp. 10,226 18,560
Canaccord Genuity Group, Inc. 28,246 203,038
#*Canadian Tire Corp., Ltd.,
Class A 3,088 328,239
*Canadian Western Bank 183,579 7,539,652
*Canfor Corp. 22,493 268,022
#Cardinal Energy, Ltd. 456,696 2,100,091
Cascades, Inc. 314,837 2,369,267
Centerra Gold, Inc. 1,035,280 7,308,121
#Cogeco Communications,
Inc. 43,349 2,181,522
Cogeco, Inc. 15,311 667,821
*Colabor Group, Inc. 2,066 1,586
Converge Technology
Solutions Corp. 87,839 189,043
*dentalcorp Holdings, Ltd. 98,655 664,565
Dexterra Group, Inc. 1,396 6,179
Doman Building Materials
Group, Ltd. 111,049 655,643
DREAM Unlimited Corp. 63,739 1,310,034
Dundee Precious Metals, Inc. 496,610 5,044,656
Dye & Durham, Ltd. 4,804 65,618
Dynacor Group, Inc. 184 759
E-L Financial Corp., Ltd. 7 7,161
*Eldorado Gold Corp. 15,116 262,642
*Eldorado Gold Corp. 809,842 14,066,955
Endeavour Mining PLC 12,270 271,376
Enerflex, Ltd. 108,355 715,138
Enerflex, Ltd. 88,148 582,658
*Ensign Energy Services, Inc. 55,000 110,477
EQB, Inc. 44,130 3,381,733
#*Equinox Gold Corp. 219,381 1,211,832
#*Equinox Gold Corp. 969,674 5,371,994
Exco Technologies, Ltd. 248 1,493
First Majestic Silver Corp. 37,834 279,215
*Fortuna Mining Corp. 81,369 404,525
*Fortuna Mining Corp. 1,134,271 5,637,327
*GoGold Resources, Inc. 18,932 21,730
*GoldMoney Inc 1,785 13,061
*Gran Tierra Energy, Inc. 15,826 100,020
*Gran Tierra Energy, Inc. 83,447 528,596
High Liner Foods, Inc. 6,998 65,615
Hudbay Minerals, Inc. 913,725 8,177,839

Dimensional International Small Cap Value ETF
continued
Shares Value †
CANADA — (Continued)
*IAMGOLD Corp. 2,151,721 $ 11,920,534
*IAMGOLD Corp. 169,572 940,343
*Interfor Corp. 68,778 946,842
*Kelt Exploration, Ltd. 418,233 1,959,225
*Knight Therapeutics, Inc. 166,232 672,584
Lassonde Industries, Inc.,
Class A 1,463 185,180
*Laurentian Bank of Canada 209,365 3,917,098
Leon's Furniture, Ltd. 4,177 80,397
#*Lightspeed Commerce, Inc. 47,865 723,719
*Lightspeed Commerce, Inc. 3,384 51,102
Linamar Corp. 138,127 5,645,178
Magellan Aerospace Corp. 3,406 25,485
*Major Drilling Group
International, Inc. 47,979 288,435
Martinrea International, Inc. 270,732 2,000,459
*Mattr Corp. 103,097 898,618
MEG Energy Corp. 243,212 4,440,436
Melcor Developments, Ltd. 3,082 28,721
Methanex Corp. 3,297 128,904
Methanex Corp., ADR 38,856 1,521,989
MTY Food Group, Inc. 20,370 653,792
Mullen Group, Ltd. 234,995 2,538,846
Neo Performance Materials,
Inc. 28,101 158,452
Northland Power, Inc. 362,559 5,503,604
*NuVista Energy, Ltd. 528,951 4,242,385
*Obsidian Energy, Ltd. 45,172 256,125
OceanaGold Corp. 2,779,478 7,876,135
Paramount Resources, Ltd.,
Class A 179,702 3,462,675
Parex Resources, Inc. 261,245 2,423,256
#Peyto Exploration &
Development Corp. 566,942 6,173,951
Pizza Pizza Royalty Corp. 75,170 706,429
Polaris Renewable Energy,
Inc. 72,844 627,087
*Precision Drilling Corp. 47,296 2,837,523
*Precision Drilling Corp. 25,637 1,539,502
*RF Capital Group, Inc. 288 1,572
#*Roots Corp. 232 336
Russel Metals, Inc. 244,073 6,788,414
Sandstorm Gold, Ltd. 2,664 16,130
Sandstorm Gold, Ltd. 401,507 2,429,117
*Saturn Oil Gas, Inc. 52,057 82,532
Secure Energy Services, Inc. 19,349 215,290
*Source Energy Services, Ltd. 6,000 53,933
*Spartan Delta Corp. 19,754 48,041
Ω*STEP Energy Services, Ltd. 236 581
Superior Plus Corp. 226,291 1,071,430
Supremex, Inc. 220 647
Surge Energy, Inc. 66,629 281,534
Taiga Building Products, Ltd. 128 350
Tamarack Valley Energy, Ltd. 2,199,668 6,548,744
#*Tidewater Midstream and
Infrastructure, Ltd. 2,132 444
*Torex Gold Resources, Inc. 263,856 5,684,275
Total Energy Services, Inc. 19,063 131,559
Transcontinental, Inc., Class A 183,690 2,266,558
Shares Value †
CANADA — (Continued)
*<Trevali Mining Corp. 660 $ –
Trican Well Service, Ltd. 3,585 11,882
*Valeura Energy, Inc. 82,519 267,575
Veren, Inc. 242,785 1,248,803
#Veren, Inc. 1,627,078 8,395,722
Vermilion Energy, Inc. 23,343 217,362
Vermilion Energy, Inc. 405,171 3,780,245
VersaBank 92 1,382
#*Victoria Gold Corp. 42,700 14,703
Wajax Corp. 41,070 728,032
*Well Health Technologies
Corp. 182,849 581,098
Whitecap Resources, Inc. 1,938,129 14,446,114
TOTAL CANADA 232,084,001
CHINA — (0.0%)
SIIC Environment Holdings,
Ltd. 70,100 8,743
TOTAL CHINA 8,743
DENMARK — (2.6%)
Alm Brand A/S 649,894 1,260,066
*Bavarian Nordic A/S 114,508 3,578,610
D/S Norden A/S 92,704 3,173,819
DFDS A/S 58,477 1,327,872
FLSmidth & Co. A/S 50,759 2,640,669
Foroya Banki P/F 263 6,259
*GN Store Nord A/S 28,849 559,977
H Lundbeck A/S 488,036 3,172,612
H Lundbeck A/S, Class A 88,347 460,385
#Harboes Bryggeri A/S, Class
B 540 11,908
Jyske Bank A/S, Registered 168,040 11,696,843
Matas A/S 122,423 2,188,305
*Nilfisk Holding A/S 5,012 84,045
Per Aarsleff Holding A/S 34,521 2,032,583
ROCKWOOL A/S, Class A 116 49,642
ΩScandinavian Tobacco
Group A/S 154,055 2,309,721
Schouw & Co. A/S 37,723 3,118,897
Spar Nord Bank A/S 208,322 4,002,723
Sparekassen Sjaelland-Fyn
A/S 17,149 514,224
Sydbank A/S 244,645 11,609,148
TORM PLC, Class A 143,253 3,726,273
TOTAL DENMARK 57,524,581
FINLAND — (2.3%)
Aktia Bank OYJ 115,983 1,167,247
Alandsbanken Abp, Class B 700 25,458
Anora Group OYJ 20,290 75,775
Aspo OYJ 2,452 15,014
Atria OYJ 1,276 15,931
*Cargotec OYJ, Class B 49,468 2,984,911
ΩEnento Group OYJ 13,770 277,759
*Enersense International OYJ 957 3,013
Fiskars OYJ Abp 39,672 659,829
Huhtamaki OYJ 109,106 4,268,958
*Kalmar OYJ, Class B 21,224 659,570
Kamux Corp. 18,556 69,199

Dimensional International Small Cap Value ETF
continued
Shares Value †
FINLAND — (Continued)
Kemira OYJ 319,488 $ 6,770,533
Lassila & Tikanoja OYJ 3,339 31,356
*Lindex Group OYJ 205,723 579,574
Mandatum OYJ 986,959 4,547,398
Metsa Board OYJ 441,581 2,366,323
#Metsa Board OYJ 1,442 10,395
#Nokian Renkaat OYJ 476,553 3,944,415
#Oma Saastopankki OYJ 26,481 327,739
Outokumpu OYJ 270,438 966,532
Raisio OYJ, Class V 137,946 347,445
Sanoma OYJ 107,723 845,542
Stora Enso OYJ, Class R 421,508 4,676,762
#Taaleri PLC 14,854 127,074
ΩTerveystalo OYJ 122,540 1,326,360
TietoEVRY OYJ 205,620 3,817,244
#Valmet OYJ 331,349 8,457,204
Viking Line Abp 311 6,820
#*YIT OYJ 200,024 565,473
TOTAL FINLAND 49,936,853
FRANCE — (4.4%)
AKWEL SADIR 478 4,826
*Alstom SA 485,714 10,577,915
Arkema SA 112,402 9,805,019
#Beneteau SACA 83,301 909,781
#Bonduelle SCA 53,271 387,484
CBo Territoria 96 375
Cie des Alpes 36,972 602,881
Coface SA 445,115 7,161,581
Derichebourg SA 255,697 1,443,502
Eiffage SA 18,404 1,707,511
Ω#*Elior Group SA 199,009 906,992
Elis SA 250,930 5,666,363
Esso SA Francaise 9,329 1,047,235
Etablissements Maurel et
Prom SA 160,402 835,872
Eurazeo SE 7,811 593,175
#*Eutelsat Communications
SACA 231,022 963,605
Fnac Darty SA 44,240 1,234,346
Forvia SE 368,254 3,468,610
GL Events SACA 3,687 77,014
Groupe Crit SA 4 317
Groupe SFPI 742 1,668
Guerbet 18,271 629,788
*Haulotte Group SA 215 630
*HEXAOM SA 24 651
Imerys SA 100,338 3,233,090
#Jacquet Metals SACA 35,432 610,081
LISI SA 10,409 252,001
LNA Sante SA 250 6,555
Ω#Maisons du Monde SA 30,055 130,353
Manitou BF SA 10,276 193,447
Mersen SA 63,716 1,473,386
Metropole Television SA 46,017 577,517
*Nexity SA 92,464 1,430,461
Opmobility 64,123 625,142
Quadient SA 83,064 1,450,065
Rexel SA 319,608 8,736,991
Shares Value †
FRANCE — (Continued)
Samse SACA 71 $ 11,639
Savencia SA 521 28,621
SCOR SE 352,698 7,562,382
SES SA 980,777 3,905,603
Societe BIC SA 12,770 930,255
*Societe LDC SADIR 1,594 116,066
Teleperformance SE 21,354 2,246,423
Television Francaise 1 SA 168,912 1,392,762
Trigano SA 11,623 1,577,309
*Ubisoft Entertainment SA 109,572 1,621,971
Valeo SE 605,665 5,849,460
*Vallourec SACA 2,031 33,184
Vicat SACA 54,101 1,999,912
*Viridien 17,176 714,649
#*Voltalia SA, Registered 65,289 601,778
Ω*X-Fab Silicon Foundries SE 114,862 545,186
TOTAL FRANCE 95,883,430
GERMANY — (4.7%)
1&1 AG 119,447 1,678,023
7C Solarparken AG 37,412 81,151
Aurubis AG 99,065 7,759,703
#*BayWa AG 1,706 18,706
ΩBefesa SA 115,485 2,678,029
Bertrandt AG 12,212 236,654
Bijou Brigitte AG 307 11,665
Bilfinger SE 105,783 5,064,575
#*Borussia Dortmund GmbH &
Co. KGaA 142,340 526,951
CANCOM SE 33,771 900,452
Cewe Stiftung & Co KGaA 353 37,863
Deutz AG 191,728 849,247
Draegerwerk AG & Co. KGaA 1,159 52,218
Duerr AG 189,761 4,392,206
ΩDWS Group GmbH & Co.
KGaA 77,055 3,292,641
ElringKlinger AG 134,310 597,834
*Encavis AG 2,956 55,840
Evonik Industries AG 74,065 1,626,662
flatexDEGIRO AG 40,763 597,432
FORTEC Elektronik AG 31 643
#*Fraport AG Frankfurt Airport
Services Worldwide 134,743 7,270,279
Freenet AG 4,985 147,746
#Gesco SE 12 182
H&R GmbH & Co. KGaA 1,341 5,372
Hamburger Hafen und Logistik
AG 41,079 718,016
*Heidelberger Druckmaschinen
AG 403,773 419,944
*HelloFresh SE 194,553 2,138,560
Hornbach Holding AG & Co.
KGaA 30,354 2,649,479
HUGO BOSS AG 534 24,395
Indus Holding AG 17,145 380,644
ΩInstone Real Estate Group
SE 666 5,929
Jenoptik AG 108,248 2,526,660
ΩJOST Werke SE 12,863 604,670

Dimensional International Small Cap Value ETF
continued
Shares Value †
GERMANY — (Continued)
K+S AG, Registered 206,795 $ 2,502,123
KION Group AG 283,139 10,955,341
#Kloeckner & Co. SE 61,493 313,770
*Koenig & Bauer AG 1,151 10,984
Kontron AG 16,315 274,010
Krones AG 494 64,143
KWS Saat SE & Co. KGaA 16,607 1,143,060
LANXESS AG 156,748 4,523,197
*Medios AG 50,567 827,860
METRO AG 130,808 612,779
MLP SE 133,697 867,983
#Mutares SE & Co. KGaA 51,012 1,362,373
Norma Group SE 96,327 1,334,404
#ProSiebenSat.1 Media SE 443,676 2,721,466
#RTL Group SA 95,614 3,036,238
SAF-Holland SE 10,440 161,172
#Salzgitter AG 71,172 1,084,065
#*Schaeffler AG 67,727 337,712
Schloss Wachenheim AG 9 146
#*SGL Carbon SE 5,113 26,006
Siltronic AG 86,817 4,910,560
#Sixt SE 31,893 2,513,741
Stabilus SE 21,760 858,721
#Suedzucker AG 255,092 3,054,646
*Surteco Group SE 205 4,051
#Takkt AG 57,839 563,879
#United Internet AG 283,357 5,771,056
Vossloh AG 17,637 852,066
#Wacker Chemie AG 41,475 3,482,403
Wacker Neuson SE 49,970 768,177
Wuestenrot &
Wuerttembergische AG 52,945 686,306
TOTAL GERMANY 102,974,809
HONG KONG — (1.6%)
*Apollo Future Mobility Group,
Ltd. 145,400 9,912
*Bank of East Asia, Ltd. (The) 2,179,712 2,705,575
Chow Sang Sang Holdings
International, Ltd. 413,000 339,988
CITIC Telecom International
Holdings, Ltd. 1,457,000 417,924
ΩCrystal International Group,
Ltd. 46,000 25,265
Dah Sing Banking Group, Ltd. 1,111,200 1,046,252
Dah Sing Financial Holdings,
Ltd. 307,600 1,004,970
#EC Healthcare 75,000 7,332
*Energy International
Investments Holdings, Ltd. 264,000 16,809
ΩESR Group, Ltd. 358,200 486,545
*Far East Consortium
International, Ltd. 1,451,000 216,500
First Pacific Co., Ltd. 6,044,000 3,397,340
Ω*FIT Hon Teng, Ltd. 225,000 76,694
Ω*Frontage Holdings Corp. 138,000 14,200
Great Eagle Holdings, Ltd. 79,563 117,281
#Guotai Junan International
Holdings, Ltd. 8,588,000 1,270,349
Shares Value †
HONG KONG — (Continued)
Hang Lung Group, Ltd. 1,219,000 $ 1,596,190
*Hang Lung Properties, Ltd. 2,565,379 2,158,055
*Harbour Centre Development,
Ltd. 10,000 6,766
HKBN, Ltd. 220,500 97,283
*Hong Kong Technology
Venture Co., Ltd. 139,786 26,071
*Hongkong & Shanghai Hotels,
Ltd. (The) 58,000 41,032
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 510,000 62,320
Johnson Electric Holdings, Ltd. 1,113,496 1,687,202
K. Wah International Holdings,
Ltd. 103,000 23,848
Kerry Logistics Network, Ltd. 310,000 290,685
Kerry Properties, Ltd. 1,066,000 2,254,198
#Kowloon Development Co.,
Ltd. 432,040 218,399
Luk Fook Holdings
International, Ltd. 209,000 400,558
#New World Development
Co., Ltd. 2,816,000 2,832,517
Pacific Basin Shipping, Ltd. 14,655,000 4,033,970
Pacific Textiles Holdings, Ltd. 348,000 72,067
PAX Global Technology, Ltd. 129,000 85,619
*Samson Holding, Ltd. 51,000 3,149
Shangri-La Asia, Ltd. 584,000 419,912
*Shun Tak Holdings, Ltd. 2,154,000 185,632
*Sundart Holdings, Ltd. 88,000 4,697
Texhong International Group,
Ltd. 146,000 79,250
Town Health International
Medical Group, Ltd. 2,016,000 64,569
*Transport International
Holdings, Ltd. 8,823 9,488
United Laboratories
International Holdings, Ltd.
(The) 604,000 820,416
Ω*VPower Group International
Holdings, Ltd. 1,392,000 35,094
VSTECS Holdings, Ltd. 2,044,000 1,183,114
*Xinyi Glass Holdings, Ltd. 453,215 514,169
Yue Yuen Industrial Holdings,
Ltd. 1,719,500 3,618,417
*<Zensun Enterprises, Ltd. 353,001 5,630
TOTAL HONG KONG 33,983,253
IRELAND — (0.3%)
Bank of Ireland Group PLC 84,190 773,432
Cairn Homes PLC 708,868 1,643,054
Dalata Hotel Group PLC 736,650 3,422,894
FBD Holdings PLC 1,218 16,661
Ω*Glenveagh Properties PLC 700,880 1,217,453
TOTAL IRELAND 7,073,494
ISRAEL — (0.6%)
*Alrov Properties and
Lodgings, Ltd. 9 342
Ashdod Refinery, Ltd. 6,529 104,544
*Avgol Industries 1953, Ltd. 784 268

Dimensional International Small Cap Value ETF
continued
Shares Value †
ISRAEL — (Continued)
*Azorim-Investment
Development & Construction
Co., Ltd. 3,007 $ 15,867
Carasso Motors, Ltd. 104,976 579,474
*Cellcom Israel, Ltd. 215,462 1,018,879
*Clal Insurance Enterprises
Holdings, Ltd. 100,519 1,926,599
Delta Galil, Ltd. 183 8,170
*Equital, Ltd. 33,641 1,216,713
#*Gilat Satellite Networks, Ltd. 76,559 397,233
*Hagag Group Real Estate
Development 34,990 166,677
*Intercure, Ltd. 9,967 17,630
*Israel Land Development Co.,
Ltd. (The) 733 6,525
Isras Investment Co., Ltd. 3,071 653,621
Issta, Ltd. 2,567 58,409
#Kardan Real Estate
Enterprise & Development,
Ltd. 58,061 73,847
Kerur Holdings, Ltd. 64 1,132
#Kvutzat Acro, Ltd. 13,781 189,314
Mediterranean Towers, Ltd. 46,635 99,730
Menora Mivtachim Holdings,
Ltd. 16,865 524,763
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,009 82,076
Migdal Insurance & Financial
Holdings, Ltd. 497,197 809,412
Oil Refineries, Ltd. 6,739,037 1,718,581
Palram Industries 1990, Ltd. 3,689 69,404
*Partner Communications Co.,
Ltd. 508 2,159
Paz Retail and Energy, Ltd. 15,785 1,784,879
Plasson Industries, Ltd. 86 3,271
#Prashkovsky Investments
and Construction, Ltd. 29,933 819,359
*Rani Zim Shopping Centers,
Ltd. 18,457 15,117
Raval Ics, Ltd. 503 254
*Scope Metals Group, Ltd. 2,551 79,103
*Shikun & Binui, Ltd. 8,797 23,328
ΩTamar Petroleum, Ltd. 97,686 577,619
TOTAL ISRAEL 13,044,299
ITALY — (5.6%)
A2A SpA 1,408,789 3,211,839
ACEA SpA 26,016 492,013
ΩAnima Holding SpA 378,555 2,293,252
Ascopiave SpA 40,551 124,588
Banca IFIS SpA 107,891 2,579,236
Banca Monte dei Paschi di
Siena SpA 3,179,073 17,367,193
Banca Popolare di Sondrio
SPA 1,628,471 12,136,936
Banco BPM SpA 760,825 5,117,816
Banco di Desio e della Brianza
SpA 212 1,229
Biesse SpA 17,996 152,391
Shares Value †
ITALY — (Continued)
BPER Banca SPA 3,847,561 $ 23,391,714
Buzzi SpA 194,860 7,611,537
Cairo Communication SpA 128,976 307,349
Cementir Holding NV 131,429 1,361,219
*CIR SpA-Compagnie
Industriali 1,188,960 747,368
Credito Emiliano SpA 269,367 2,906,828
d'Amico International Shipping
SA 138,845 744,639
Danieli & C Officine
Meccaniche SpA 45,886 1,240,418
Danieli & C Officine
Meccaniche SpA 128,861 2,599,296
Emak SpA 412 434
Fila SpA 61,062 658,277
FNM SpA 6,600 2,995
Hera SpA 76,859 293,715
#Illimity Bank SpA 63,358 255,878
IMMSI SpA 1,112 630
Iveco Group NV 783,557 8,142,575
MFE-MediaForEurope NV,
Class A 619,057 2,025,641
MFE-MediaForEurope NV,
Class B 187,244 863,130
Ω#*Nexi SpA 1,177,347 7,416,017
Orsero SpA 12,545 160,982
ΩOVS SpA 786,322 2,409,051
ΩPirelli & C SpA 915,910 4,997,626
Rizzoli Corriere Della Sera
Mediagroup SpA 1,356 1,169
#*Safilo Group SpA 34,858 37,919
#*Telecom Italia SpA 20,314,746 5,132,114
*Tesmec SpA 371,160 31,510
#*TREVI - Finanziaria
Industriale SpA 129,634 39,125
Unipol Gruppo SpA 374,727 4,649,965
TOTAL ITALY 121,505,614
JAPAN — (23.1%)
77 Bank, Ltd. (The) 184,500 4,807,356
#Achilles Corp. 14,000 139,334
AD Works Group Co., Ltd. 209,800 274,086
#Ahresty Corp. 76,801 279,826
Aichi Steel Corp. 51,600 1,470,172
Aichi Tokei Denki Co., Ltd. 1,100 14,378
Aida Engineering, Ltd. 75,500 394,538
#Airport Facilities Co., Ltd. 32,800 125,322
Airtech Japan, Ltd. 2,100 16,488
Aisan Industry Co., Ltd. 179,500 1,612,053
*Akebono Brake Industry Co.,
Ltd. 312,700 248,395
Albis Co., Ltd. 700 12,256
Alconix Corp. 49,600 448,053
#Alinco, Inc. 49,100 310,733
Allied Telesis Holdings KK 9,000 6,263
Alpen Co., Ltd. 82,814 1,112,885
Alpha Corp. 10,100 78,108
Alps Alpine Co., Ltd. 965,300 9,638,741
AOKI Holdings, Inc. 132,100 1,032,865

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
Aoyama Trading Co., Ltd. 244,436 $ 2,113,391
Arata Corp. 7,500 169,621
#Araya Industrial Co., Ltd. 2,200 65,137
ARCLANDS Corp. 115,900 1,272,180
Arcs Co., Ltd. 58,500 974,328
Arisawa Manufacturing Co.,
Ltd. 25,500 235,204
Artience Co., Ltd. 93,100 2,255,303
Asahi Co., Ltd. 9,500 95,421
Asahi Diamond Industrial Co.,
Ltd. 15,200 85,318
Asahi Kogyosha Co., Ltd. 1,800 15,173
Asia Pile Holdings Corp. 31,300 165,207
Astena Holdings Co., Ltd. 37,100 124,458
Autobacs Seven Co., Ltd. 19,600 182,586
Awa Bank, Ltd. (The) 123,772 1,995,628
Bando Chemical Industries,
Ltd. 44,000 526,296
Bank of Nagoya, Ltd. (The) 38,300 1,521,188
Bank of Saga, Ltd. (The) 7,000 95,309
Bank of the Ryukyus, Ltd. 169,600 1,116,749
Belluna Co., Ltd. 232,185 1,088,331
Canon Electronics, Inc. 71,700 1,142,869
Carlit Co., Ltd. 51,200 432,255
Cawachi, Ltd. 62,400 1,036,416
Central Glass Co., Ltd. 99,500 2,286,230
Chiba Kogyo Bank, Ltd. (The) 290,800 2,162,983
Chubu Shiryo Co., Ltd. 31,800 293,314
#Chuetsu Pulp & Paper Co.,
Ltd. 16,300 132,904
Chugin Financial Group, Inc. 192,200 1,851,025
Citizen Watch Co., Ltd. 713,700 4,296,490
CMK Corp. 205,300 553,936
Coca-Cola Bottlers Japan
Holdings, Inc. 39,300 505,166
Cosel Co., Ltd. 10,100 81,954
Cosmos Initia Co., Ltd. 600 2,938
Dai Nippon Toryo Co., Ltd. 18,600 125,282
Daicel Corp. 4,200 37,554
Daido Metal Co., Ltd. 116,800 381,857
Daido Steel Co., Ltd. 332,600 2,600,536
#Daihatsu Diesel
Manufacturing Co., Ltd. 47,400 414,487
#Daiho Corp. 2,100 48,252
Daiichi Jitsugyo Co., Ltd. 8,700 137,989
Daiki Aluminium Industry Co.,
Ltd. 103,500 756,248
Daikyonishikawa Corp. 99,300 417,213
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 10,200 197,471
Daio Paper Corp. 166,800 949,388
Daishi Hokuetsu Financial
Group, Inc. 220,852 3,550,740
Daishinku Corp. 82,900 330,348
Daisue Construction Co., Ltd. 21,800 238,430
Daito Pharmaceutical Co., Ltd. 38,726 568,719
DCM Holdings Co., Ltd. 311,700 2,932,323
Denka Co., Ltd. 178,100 2,531,341
Shares Value †
JAPAN — (Continued)
DIC Corp. 247,500 $ 5,431,758
DKS Co., Ltd. 8,100 182,659
Dowa Holdings Co., Ltd. 106,900 3,686,497
DyDo Group Holdings, Inc. 2,700 54,239
Eagle Industry Co., Ltd. 48,800 653,230
EDION Corp. 178,900 2,072,926
Ehime Bank, Ltd. (The) 125,371 856,794
Endo Lighting Corp. 27,800 236,161
Enomoto Co., Ltd. 16,400 155,037
Eslead Corp. 5,900 176,816
Exedy Corp. 101,400 2,812,506
EXEO Group, Inc. 272,300 2,803,890
Feed One Co., Ltd. 8,000 44,694
#Ferrotec Holdings Corp. 347,100 5,910,897
FIDEA Holdings Co., Ltd. 48,300 449,627
First Bank of Toyama, Ltd.
(The) 277,400 2,039,639
Foster Electric Co., Ltd. 102,900 1,178,799
#F-Tech, Inc. 5,600 19,227
Fuji Co., Ltd. 5,500 73,803
Fuji Corp., Ltd. 70,300 323,521
Fuji Die Co., Ltd. 5,200 26,969
#Fuji Oil Co., Ltd. 216,500 478,979
#Fuji Pharma Co., Ltd. 54,899 474,656
Fuji Seal International, Inc. 26,400 452,695
Fujicco Co., Ltd. 20,700 233,465
Fujikura Composites, Inc. 82,900 661,241
FuKoKu Co., Ltd. 10,900 126,871
Fukuda Corp. 2,700 101,920
Fukuyama Transporting Co.,
Ltd. 36,900 942,334
Furukawa Co., Ltd. 109,447 1,199,911
Furukawa Electric Co., Ltd. 352,400 8,881,429
Furuno Electric Co., Ltd. 35,878 588,840
Fuso Pharmaceutical
Industries, Ltd. 9,200 153,892
Futaba Industrial Co., Ltd. 250,000 1,084,851
Gakken Holdings Co., Ltd. 68,700 449,656
Gecoss Corp. 2,200 14,010
Geo Holdings Corp. 158,800 1,604,420
GLOBERIDE, Inc. 14,000 182,898
Glory, Ltd. 63,400 1,040,122
Godo Steel, Ltd. 41,800 1,074,328
GS Yuasa Corp. 274,300 4,933,168
#GSI Creos Corp. 16,000 212,598
G-Tekt Corp. 79,900 829,817
Gunma Bank, Ltd. (The) 929,200 5,299,170
Gunze, Ltd. 41,500 1,465,748
H.U. Group Holdings, Inc. 32,499 561,332
H2O Retailing Corp. 186,400 2,523,268
#Hagihara Industries, Inc. 36,800 355,135
Hagiwara Electric Holdings
Co., Ltd. 12,300 274,545
Hamakyorex Co., Ltd. 50,000 409,650
Hanwa Co., Ltd. 91,900 3,082,941
Harima Chemicals Group, Inc. 25,900 148,437
Heiwa Corp. 63,900 875,072
Heiwado Co., Ltd. 115,300 1,670,554

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
*Hino Motors, Ltd. 838,712 $ 2,083,497
Hirakawa Hewtech Corp. 18,300 191,500
Hirano Tecseed Co., Ltd. 2,600 28,710
Hirata Corp. 20,500 666,174
Hirogin Holdings, Inc. 1,007,800 7,462,980
Hodogaya Chemical Co., Ltd. 12,100 348,324
#Hokkan Holdings, Ltd. 22,300 252,975
#Hokko Chemical Industry
Co., Ltd. 39,000 327,976
Hokkoku Financial Holdings,
Inc. 58,100 1,678,254
#Hokuetsu Corp. 122,160 1,228,617
Hokuhoku Financial Group,
Inc. 179,900 1,907,950
Hokuriku Electric Industry Co.,
Ltd. 1,600 13,182
Hoosiers Holdings Co., Ltd. 1,800 12,018
Howa Machinery, Ltd. 28,000 171,686
HS Holdings Co., Ltd. 30,999 188,446
Hyakugo Bank, Ltd. (The) 301,800 1,101,597
Hyakujushi Bank, Ltd. (The) 38,600 647,958
Ichiken Co., Ltd. 3,800 62,042
Ichikoh Industries, Ltd. 31,400 94,205
Ichinen Holdings Co., Ltd. 8,400 100,805
Iino Kaiun Kaisha, Ltd. 98,058 725,497
IMAGICA GROUP, Inc. 27,600 97,843
#Inaba Seisakusho Co., Ltd. 10,400 121,666
Inabata & Co., Ltd. 46,700 999,455
INFRONEER Holdings, Inc. 221,095 1,669,915
Integrated Design &
Engineering Holdings Co., Ltd. 31,100 891,196
Inui Global Logistics Co., Ltd. 4,100 30,227
I-PEX, Inc. 53,700 566,877
Iriso Electronics Co., Ltd. 51,800 929,390
Iseki & Co., Ltd. 60,300 391,114
Ishihara Sangyo Kaisha, Ltd. 160,000 1,553,520
Itochu Enex Co., Ltd. 7,323 77,160
Itochu-Shokuhin Co., Ltd. 4,000 180,929
Itoham Yonekyu Holdings, Inc. 76,180 1,927,943
IwaiCosmo Holdings, Inc. 37,200 511,630
Iyogin Holdings, Inc. 396,100 3,819,930
Izumi Co., Ltd. 46,200 980,262
J Trust Co., Ltd. 65,700 195,817
JANOME Corp. 32,700 196,211
#Japan Cash Machine Co.,
Ltd. 10,000 60,266
Japan Medical Dynamic
Marketing, Inc. 16,759 68,763
Japan Pulp & Paper Co., Ltd. 212,600 937,910
Japan Securities Finance Co.,
Ltd. 2,200 29,117
Japan Transcity Corp. 29,292 178,262
Japan Wool Textile Co., Ltd.
(The) 81,900 683,911
JK Holdings Co., Ltd. 11,000 74,525
JMS Co., Ltd. 18,900 58,316
J-Oil Mills, Inc. 32,918 446,470
Joshin Denki Co., Ltd. 37,700 636,810
JSP Corp. 25,000 322,665
Shares Value †
JAPAN — (Continued)
JTEKT Corp. 253,360 $ 1,739,797
Juroku Financial Group, Inc. 62,400 1,685,711
Kamei Corp. 51,100 664,225
Kamigumi Co., Ltd. 3,000 62,905
Kanaden Corp. 15,200 146,387
Kanamoto Co., Ltd. 134,500 2,451,154
Kaneka Corp. 141,400 3,496,825
Kanto Denka Kogyo Co., Ltd. 150,510 970,299
KAWADA TECHNOLOGIES,
Inc. 26,900 425,067
Kawai Musical Instruments
Manufacturing Co., Ltd. 2,500 45,068
Keiyo Bank, Ltd. (The) 532,700 2,416,515
Kenko Mayonnaise Co., Ltd. 8,900 128,074
Ki-Star Real Estate Co., Ltd. 400 10,241
Kitagawa Corp. 20,300 163,253
Kita-Nippon Bank, Ltd. (The) 1,100 18,234
Kitz Corp. 142,000 990,947
Kiyo Bank, Ltd. (The) 74,067 876,697
#KNT-CT Holdings Co., Ltd. 3,900 32,849
#Koa Corp. 52,100 350,241
Koatsu Gas Kogyo Co., Ltd. 21,400 128,547
Kohnan Shoji Co., Ltd. 51,700 1,233,740
Kojima Co., Ltd. 10,700 74,881
Komeri Co., Ltd. 65,873 1,431,411
Konica Minolta, Inc. 334,200 1,414,248
Konoike Transport Co., Ltd. 26,300 433,542
KPP Group Holdings Co., Ltd. 213,200 923,762
Krosaki Harima Corp. 14,800 239,210
K's Holdings Corp. 168,000 1,609,690
KU Holdings Co., Ltd. 6,800 47,990
Kumagai Gumi Co., Ltd. 60,000 1,392,418
Kumiai Chemical Industry Co.,
Ltd. 357,200 1,911,164
Kurabo Industries, Ltd. 38,086 1,181,397
Kureha Corp. 55,700 1,032,639
Kurimoto, Ltd. 12,400 311,374
Kuriyama Holdings Corp. 200 1,619
KYB Corp. 46,800 1,480,886
#Kyodo Printing Co., Ltd. 4,700 105,833
Kyoei Steel, Ltd. 108,300 1,242,082
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 43,400 694,343
Kyokuyo Co., Ltd. 19,500 530,625
Kyorin Pharmaceutical Co.,
Ltd. 63,700 634,386
Kyosan Electric Manufacturing
Co., Ltd. 43,900 156,492
Kyushu Financial Group, Inc. 432,415 1,989,123
LIFULL Co., Ltd. 160,900 156,332
Lintec Corp. 18,500 389,857
Look Holdings, Inc. 8,300 137,584
Mabuchi Motor Co., Ltd. 39,800 573,778
Macromill, Inc. 79,710 426,481
Makino Milling Machine Co.,
Ltd. 58,400 2,219,833
Mamiya-Op Co., Ltd. 5,200 46,529
Mandom Corp. 56,400 465,788
Marubun Corp. 37,223 254,629

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
Marudai Food Co., Ltd. 62,712 $ 692,477
Maruha Nichiro Corp. 107,900 2,127,187
MARUKA FURUSATO Corp. 31,500 456,809
Maruzen CHI Holdings Co.,
Ltd. 100 207
Maruzen Showa Unyu Co.,
Ltd. 28,900 1,121,280
Matsuda Sangyo Co., Ltd. 37,200 779,045
Maxell, Ltd. 138,200 1,703,854
Megmilk Snow Brand Co., Ltd. 123,175 2,135,599
Meiji Electric Industries Co.,
Ltd. 200 1,807
#Meiji Shipping Group Co.,
Ltd. 62,300 290,795
Meiwa Corp. 60,300 255,728
Meiwa Estate Co., Ltd. 11,100 71,486
Mie Kotsu Group Holdings, Inc. 20,000 66,568
Mikuni Corp. 58,000 123,749
MIRAIT ONE Corp. 174,741 2,509,984
Mirarth Holdings, Inc. 98,500 319,442
Mitachi Co., Ltd. 700 5,280
Mitsuba Corp. 150,900 874,740
Mitsubishi Kakoki Kaisha, Ltd. 1,900 45,091
Mitsubishi Materials Corp. 542,400 9,021,306
#Mitsubishi Paper Mills, Ltd. 122,700 394,702
Mitsubishi Shokuhin Co., Ltd. 6,200 198,831
#Mitsubishi Steel
Manufacturing Co., Ltd. 59,800 514,675
Mitsui DM Sugar Holdings Co.,
Ltd. 14,400 308,183
#Mitsui E&S Co., Ltd. 511,900 3,807,535
Mitsui Mining & Smelting Co.,
Ltd. 185,100 5,991,978
Mitsuuroko Group Holdings
Co., Ltd. 11,000 125,508
Miyazaki Bank, Ltd. (The) 50,400 883,427
Miyoshi Oil & Fat Co., Ltd. 3,500 33,202
Moriroku Holdings Co., Ltd. 3,000 46,440
Morita Holdings Corp. 17,600 236,862
Mory Industries, Inc. 800 26,522
MrMax Holdings, Ltd. 30,100 133,185
Musashi Seimitsu Industry
Co., Ltd. 47,000 620,496
Musashino Bank, Ltd. (The) 102,500 1,811,456
Nachi-Fujikoshi Corp. 68,300 1,446,036
Nadex Co., Ltd. 1,400 8,796
Nafco Co., Ltd. 11,600 157,256
Nagase & Co., Ltd. 157,600 3,300,469
Nakabayashi Co., Ltd. 35,600 121,062
Nakayama Steel Works, Ltd. 474,500 2,358,093
Nanto Bank, Ltd. (The) 15,700 310,238
NHK Spring Co., Ltd. 229,000 2,847,372
Nice Corp. 900 9,654
Nichicon Corp. 96,300 637,258
Nichiha Corp. 10,000 227,146
Nichimo Co., Ltd. 19,100 233,727
Nichirin Co., Ltd. 10,300 252,217
#Nihon Chouzai Co., Ltd. 55,400 509,174
Nihon Dempa Kogyo Co., Ltd. 16,700 117,857
Shares Value †
JAPAN — (Continued)
Nihon Denkei Co., Ltd. 1,300 $ 14,440
Nihon Flush Co., Ltd. 3,400 19,910
Nihon House Holdings Co.,
Ltd. 94,600 199,975
Nihon Nohyaku Co., Ltd. 110,300 484,429
Nihon Plast Co., Ltd. 100 235
#Nihon Yamamura Glass Co.,
Ltd. 28,800 294,192
Nikkiso Co., Ltd. 243,000 1,654,298
Nikko Co., Ltd. 2,300 10,494
Nikkon Holdings Co., Ltd. 148,400 1,909,009
Nippn Corp. 91,100 1,316,936
Nippon Carbide Industries Co.,
Inc. 14,600 158,532
Nippon Chemical Industrial
Co., Ltd. 12,300 219,636
*Nippon Chemi-Con Corp. 39,100 275,940
#Nippon Coke & Engineering
Co., Ltd. 1,137,896 717,138
Nippon Concrete Industries
Co., Ltd. 62,900 136,681
Nippon Denko Co., Ltd. 661,500 1,276,750
Nippon Densetsu Kogyo Co.,
Ltd. 4,400 54,189
Nippon Dry-Chemical Co., Ltd. 300 6,706
Nippon Electric Glass Co., Ltd. 289,800 6,670,204
Nippon Kayaku Co., Ltd. 209,200 1,667,282
Nippon Light Metal Holdings
Co., Ltd. 333,100 3,597,239
#Nippon Paper Industries Co.,
Ltd. 516,600 3,028,549
Nippon Rietec Co., Ltd. 1,600 10,977
Nippon Road Co., Ltd. (The) 40,400 434,169
Nippon Seisen Co., Ltd. 2,500 20,663
Nippon Sharyo, Ltd. 700 10,119
*Nippon Sheet Glass Co., Ltd. 412,700 1,013,293
Nippon Shokubai Co., Ltd. 227,800 2,572,985
Nippon Signal Co., Ltd. 62,516 384,146
Nippon Soda Co., Ltd. 104,900 1,758,147
Nippon Thompson Co., Ltd. 230,500 727,855
#Nippon Yakin Kogyo Co., Ltd. 74,500 2,073,724
Nipro Corp. 124,400 1,153,553
Nishimoto Co., Ltd. 44,400 387,671
Nishi-Nippon Financial
Holdings, Inc. 566,128 6,184,389
Nishio Holdings Co., Ltd. 28,284 695,379
Nissan Tokyo Sales Holdings
Co., Ltd. 17,700 50,547
Nissei Plastic Industrial Co.,
Ltd. 18,700 112,574
Nissha Co., Ltd. 87,900 1,096,406
Nisshin Oillio Group, Ltd. (The) 63,400 2,164,320
Nisshinbo Holdings, Inc. 617,631 3,952,919
Nissin Corp. 11,200 316,166
Nissui Corp. 237,200 1,452,553
Nitta Gelatin, Inc. 32,100 194,296
Nitto Seiko Co., Ltd. 37,800 145,914
Nittoku Co., Ltd. 30,600 341,507
Nojima Corp. 51,928 732,941

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
Noritake Co., Ltd. 67,300 $ 1,714,256
#Noritz Corp. 90,500 1,055,759
North Pacific Bank, Ltd. 1,315,384 3,471,422
NPR-RIKEN Corp. 75,802 1,178,893
NS United Kaiun Kaisha, Ltd. 56,900 1,624,914
NSK, Ltd. 232,100 1,068,734
NTN Corp. 2,014,700 3,372,713
Ogaki Kyoritsu Bank, Ltd.
(The) 55,000 661,841
Ohara, Inc. 13,900 118,719
Oiles Corp. 3,700 48,605
Okabe Co., Ltd. 42,700 218,090
#Okamoto Machine Tool
Works, Ltd. 7,300 190,258
Okasan Securities Group, Inc. 424,810 1,712,348
Oki Electric Industry Co., Ltd. 476,100 3,156,809
Okinawa Financial Group, Inc. 86,244 1,281,841
OKUMA Corp. 17,000 348,761
Okumura Corp. 23,700 669,808
Okura Industrial Co., Ltd. 21,600 384,993
Okuwa Co., Ltd. 60,000 357,656
Onoken Co., Ltd. 64,650 637,905
Onward Holdings Co., Ltd. 272,388 935,230
Oriental Shiraishi Corp. 56,200 141,307
Osaki Electric Co., Ltd. 74,900 391,403
#Oval Corp. 3,900 9,524
Pacific Industrial Co., Ltd. 148,600 1,347,229
PALTAC Corp. 6,800 184,548
People Dreams &
Technologies Group Co., Ltd. 2,900 31,413
Press Kogyo Co., Ltd. 380,300 1,383,136
Prima Meat Packers, Ltd. 3,900 57,479
Procrea Holdings, Inc. 1,700 19,698
PS Construction Co., Ltd. 9,760 62,984
Punch Industry Co., Ltd. 34,400 98,915
Rasa Corp. 100 927
Rasa Industries, Ltd. 5,500 100,630
Raysum Co., Ltd. 4,535 175,356
Rengo Co., Ltd. 828,300 5,037,500
#*RENOVA, Inc. 95,300 544,929
Restar Corp. 5,200 90,499
Retail Partners Co., Ltd. 28,600 246,336
Riken Technos Corp. 76,700 527,698
Rion Co., Ltd. 4,800 78,495
Ryobi, Ltd. 96,500 1,208,111
RYODEN Corp. 31,400 503,802
S Foods, Inc. 33,000 606,164
S&B Foods, Inc. 800 25,734
#Sac's Bar Holdings, Inc. 5,300 31,697
Sakai Chemical Industry Co.,
Ltd. 48,500 874,958
Sakai Heavy Industries, Ltd. 4,200 65,816
Sakata INX Corp. 112,100 1,142,894
Sala Corp. 59,200 329,181
San Holdings, Inc. 1,600 11,680
San ju San Financial Group,
Inc. 13,900 154,308
San-Ai Obbli Co., Ltd. 20,100 247,679
San-In Godo Bank, Ltd. (The) 422,750 3,441,392
Shares Value †
JAPAN — (Continued)
Sanko Gosei, Ltd. 38,400 $ 154,281
Sanko Metal Industrial Co.,
Ltd. 2,100 55,145
#Sankyo Tateyama, Inc. 120,000 590,842
Sanoh Industrial Co., Ltd. 95,000 459,019
Sansei Technologies, Inc. 12,200 108,685
#Sansha Electric
Manufacturing Co., Ltd. 14,500 96,333
Sanyo Chemical Industries,
Ltd. 27,492 749,002
Sanyo Denki Co., Ltd. 8,700 512,890
Sanyo Special Steel Co., Ltd. 72,500 905,744
Sanyo Trading Co., Ltd. 32,600 315,888
Sato Holdings Corp. 5,300 74,703
Sato Shoji Corp. 3,500 31,571
#Satori Electric Co., Ltd. 16,713 210,442
Scroll Corp. 6,300 39,581
Seiko Group Corp. 51,500 1,320,253
Sekisui Kasei Co., Ltd. 84,200 206,734
Senshu Ikeda Holdings, Inc. 1,563,600 3,510,594
Shibaura Machine Co., Ltd. 109,900 2,705,564
Shibusawa Warehouse Co.,
Ltd. (The) 3,500 72,493
Shibuya Corp. 8,200 199,987
Shiga Bank, Ltd. (The) 10,000 217,299
Shikibo, Ltd. 29,600 196,459
Shikoku Bank, Ltd. (The) 89,910 555,426
Shimojima Co., Ltd. 4,200 36,534
Shinagawa Refractories Co.,
Ltd. 20,430 240,613
Shindengen Electric
Manufacturing Co., Ltd. 20,761 327,651
Shinko Shoji Co., Ltd. 39,300 249,487
Shinmaywa Industries, Ltd. 169,500 1,517,794
Shinnihon Corp. 7,700 78,150
Shinsho Corp. 4,700 192,227
Shinwa Co., Ltd. 30,700 148,940
Shinwa Co., Ltd. 4,400 77,702
#Shizuki Electric Co., Inc. 6,900 16,126
Shizuoka Gas Co., Ltd. 101,800 683,679
Showa Sangyo Co., Ltd. 27,800 528,168
Siix Corp. 53,100 393,217
SKY Perfect JSAT Holdings,
Inc. 361,500 2,095,549
Soda Nikka Co., Ltd. 23,400 178,044
Sodick Co., Ltd. 71,900 365,341
Soken Chemical & Engineering
Co., Ltd. 5,700 119,931
SPK Corp. 1,400 18,841
Star Mica Holdings Co., Ltd. 5,700 24,136
Star Micronics Co., Ltd. 10,800 140,171
Starzen Co., Ltd. 4,500 87,829
Sugimoto & Co., Ltd. 1,400 12,702
Sumida Corp. 161,200 1,005,350
Sumitomo Mitsui Construction
Co., Ltd. 127,500 325,603
Sumitomo Osaka Cement Co.,
Ltd. 88,900 2,203,751
Sumitomo Riko Co., Ltd. 107,590 1,110,333

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
Sumitomo Seika Chemicals
Co., Ltd. 23,800 $ 795,286
Sumitomo Warehouse Co.,
Ltd. (The) 70,000 1,231,118
Sun Frontier Fudousan Co.,
Ltd. 57,600 693,129
Sun-Wa Technos Corp. 17,200 245,142
Suruga Bank, Ltd. 485,175 3,497,273
Suzuki Co., Ltd. 8,500 105,633
T RAD Co., Ltd. 4,700 103,827
Tachibana Eletech Co., Ltd. 35,200 587,187
Tachi-S Co., Ltd., Class S 191,200 2,226,744
Tadano, Ltd. 123,076 793,197
Taihei Dengyo Kaisha, Ltd. 9,100 307,665
Taiheiyo Cement Corp. 284,300 6,280,450
Taiheiyo Kouhatsu, Inc. 500 2,390
Taiho Kogyo Co., Ltd. 36,300 146,558
Taisei Lamick Co., Ltd. 600 10,151
Takamatsu Construction
Group Co., Ltd. 31,700 617,455
Takaoka Toko Co., Ltd. 41,899 540,774
Takara Holdings, Inc. 44,100 348,139
Takara Standard Co., Ltd. 75,703 828,968
Takasago International Corp. 29,710 1,016,177
#Takashima & Co., Ltd. 14,000 111,577
Takashimaya Co., Ltd. 245,100 1,963,857
Take And Give Needs Co., Ltd. 6,317 36,453
TAKEBISHI Corp. 2,700 37,010
Tamura Corp. 172,800 636,408
Tayca Corp. 1,600 17,310
TBK Co., Ltd. 100 181
Teijin, Ltd. 756,700 6,825,576
Tenma Corp. 25,000 482,029
Tera Probe, Inc. 11,800 253,314
Terasaki Electric Co., Ltd. 1,300 20,337
Tess Holdings Co., Ltd. 15,112 27,977
THK Co., Ltd. 111,100 1,870,812
TOA Corp. 197,900 1,288,802
Toagosei Co., Ltd. 19,900 204,781
*TOBISHIMA HOLDINGS, Inc. 62,200 622,306
Toda Corp. 331,600 2,019,315
#*Toda Kogyo Corp. 1,200 13,613
Toenec Corp. 70,500 441,073
Toho Bank, Ltd. (The) 547,500 948,892
#Tohoku Bank, Ltd. (The) 19,800 138,174
#Tokai Carbon Co., Ltd. 914,200 5,213,626
Tokai Corp. 10,100 144,878
Tokai Rika Co., Ltd. 125,982 1,798,030
Tokai Tokyo Financial
Holdings, Inc. 560,800 1,741,398
Tokushu Tokai Paper Co., Ltd. 11,500 283,867
Tokuyama Corp. 189,100 3,361,778
Tokyo Energy & Systems, Inc. 16,300 122,203
Tokyo Kiraboshi Financial
Group, Inc. 124,900 3,402,823
Tokyo Rope Manufacturing
Co., Ltd. 8,100 60,142
Tokyo Steel Manufacturing
Co., Ltd. 20,700 206,830
Shares Value †
JAPAN — (Continued)
Tokyo Tekko Co., Ltd. 39,400 $ 1,401,924
Tokyu Construction Co., Ltd. 111,100 503,989
Toli Corp. 44,400 120,674
Tomen Devices Corp. 3,600 147,947
Tomoku Co., Ltd. 7,600 116,102
TOMONY Holdings, Inc. 973,007 2,542,306
Tonami Holdings Co., Ltd. 5,600 216,537
Topre Corp. 80,400 942,684
Topy Industries, Ltd. 48,500 620,876
Tosho Co., Ltd. 26,200 117,304
#Towa Bank, Ltd. (The) 14,600 55,592
Towa Pharmaceutical Co., Ltd. 42,000 868,538
Toyo Engineering Corp. 75,500 371,242
Toyo Kanetsu KK 14,700 432,821
#Toyo Logistics Co., Ltd. 1,160 10,768
Toyo Seikan Group Holdings,
Ltd. 900 13,536
#Toyo Tire Corp. 584,100 8,393,861
Toyobo Co., Ltd. 487,600 3,124,225
Toyoda Gosei Co., Ltd. 61,500 1,059,823
Toyota Boshoku Corp. 135,600 1,827,584
Trusco Nakayama Corp. 31,500 469,010
Tsubakimoto Chain Co. 180,100 2,292,558
Tsubakimoto Kogyo Co., Ltd. 2,100 26,111
Tsukishima Holdings Co., Ltd. 33,300 302,340
Tsukuba Bank, Ltd. 490,900 731,556
Tsumura & Co. 5,900 193,936
UACJ Corp. 96,067 3,191,197
UBE Corp. 564,100 9,382,225
UEX, Ltd. 500 3,181
Unipres Corp. 174,400 1,285,746
#United Super Markets
Holdings, Inc. 116,345 637,005
*Unitika, Ltd. 46,300 89,363
#Universal Entertainment
Corp. 46,100 396,462
Urbanet Corp Co., Ltd. 1,400 3,493
Ushio, Inc. 15,100 209,611
V Technology Co., Ltd. 6,700 107,895
Valor Holdings Co., Ltd. 134,200 1,857,171
Vital KSK Holdings, Inc. 68,900 580,330
VT Holdings Co., Ltd. 64,300 198,398
Wakachiku Construction Co.,
Ltd. 100 2,347
Wakita & Co., Ltd. 88,300 919,375
Warabeya Nichiyo Holdings
Co., Ltd. 62,700 850,407
Wood One Co., Ltd. 7,800 38,149
World Co., Ltd. 97,900 1,241,063
World Holdings Co., Ltd. 4,400 55,489
#*W-Scope Corp. 114,600 270,842
Xebio Holdings Co., Ltd. 120,500 915,270
Yahagi Construction Co., Ltd. 100 995
YAMABIKO Corp. 28,200 463,937
Yamae Group Holdings Co.,
Ltd. 32,700 422,690
Yamagata Bank, Ltd. (The) 6,200 39,563
Yamaguchi Financial Group,
Inc. 205,300 2,039,185

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
Yamatane Corp. 7,800 $ 168,725
Yamazen Corp. 44,200 385,925
Yellow Hat, Ltd. 66,800 1,092,832
Yokogawa Bridge Holdings
Corp. 82,900 1,524,935
Yokorei Co., Ltd. 136,577 831,163
Yokowo Co., Ltd. 63,099 639,585
Yondenko Corp. 6,300 52,898
#Yorozu Corp. 77,591 602,594
Yotai Refractories Co., Ltd. 3,500 38,395
Yurtec Corp. 141,700 1,383,279
Zacros Corp. 8,200 233,363
Zeon Corp. 203,500 1,913,094
TOTAL JAPAN 504,638,380
NETHERLANDS — (2.6%)
Aalberts NV 141,886 5,107,902
Acomo NV 22,973 433,966
Allfunds Group PLC 270,761 1,653,473
#AMG Critical Materials NV 3,162 53,449
APERAM SA 144,618 3,915,681
ASR Nederland NV 176,941 8,369,597
ΩB&S Group Sarl 24,061 120,944
#Brunel International NV 21,365 205,506
Flow Traders, Ltd. 63,709 1,455,241
ForFarmers NV 74,629 265,343
Fugro NV 50,188 1,147,484
JDE Peet's NV 1,363 30,631
#*Kendrion NV 5,616 66,579
*Koninklijke BAM Groep NV 1,224,146 5,640,234
*Koninklijke Heijmans N.V 75,762 2,035,706
Koninklijke Vopak NV 126,816 5,815,492
SBM Offshore NV 372,652 6,784,612
ΩSignify NV 375,498 9,180,462
Sligro Food Group NV 34,057 423,720
Van Lanschot Kempen NV 94,809 4,328,168
TOTAL NETHERLANDS 57,034,190
NEW ZEALAND — (0.1%)
Air New Zealand, Ltd. 1,150,052 352,493
Colonial Motor Co., Ltd. (The) 1,876 7,815
Comvita, Ltd. 9,640 6,540
*Eroad, Ltd. 45,925 25,145
*Fletcher Building, Ltd. 719,883 1,285,314
Genesis Energy, Ltd. 2,124 2,699
Heartland Group Holdings, Ltd. 423 257
*KMD Brands, Ltd. 445,395 116,634
*Ryman Healthcare, Ltd. 70,359 208,114
Sanford, Ltd. 16,320 36,909
SKY Network Television, Ltd. 246,487 401,949
SKYCITY Entertainment
Group, Ltd. 665,478 542,601
Steel & Tube Holdings, Ltd. 36,860 19,963
#Tourism Holdings, Ltd. 4,236 4,866
TOTAL NEW ZEALAND 3,011,299
NORWAY — (0.8%)
*Akastor ASA 6,688 7,785
*Archer, Ltd. 24,919 53,451
Austevoll Seafood ASA 113,425 980,993
Shares Value †
NORWAY — (Continued)
Ω#Avance Gas Holding, Ltd. 46,723 $ 432,903
#*BLUENORD ASA 3,649 177,977
Bonheur ASA 4,818 120,992
#Borr Drilling, Ltd. 36,232 151,812
BW Offshore, Ltd. 207,687 561,092
DNO ASA 1,635,327 1,592,273
*DOF Group ASA 19,197 152,109
Ω*Elkem ASA 603,182 981,024
#Grieg Seafood ASA 104,152 629,327
*Hexagon Composites ASA 26,751 103,920
ΩKlaveness Combination
Carriers ASA 32,005 246,340
*Kongsberg Automotive ASA 78,704 9,989
*LINK Mobility Group Holding
ASA 569,951 1,366,696
MPC Container Ships ASA 1,312,396 2,580,674
ΩNorske Skog ASA 133,285 274,293
Odfjell Drilling, Ltd. 303,098 1,395,904
Odfjell SE, Class A 8,208 93,611
Odfjell Technology, Ltd. 816 3,736
Panoro Energy ASA 297,448 722,694
Pareto Bank ASA 17,252 101,193
Rogaland Sparebank 810 8,814
Ω*Scatec ASA 148,806 1,073,847
Sea1 offshore, Inc. 47,923 117,305
Ω#*Shelf Drilling, Ltd. 252,062 344,830
*Solstad Offshore ASA 34,633 106,439
SpareBank 1 Helgeland 555 7,245
Sparebank 1 Oestlandet 17,256 246,394
SpareBank 1 Sor-Norge ASA 6,353 83,744
Sparebanken More 2,935 23,692
TGS ASA 328,865 2,978,461
TOTAL NORWAY 17,731,559
PORTUGAL — (0.4%)
Banco Comercial Portugues
SA, Class R 13,407,729 6,745,277
Semapa-Sociedade de
Investimento e Gestao 15,049 241,147
Sonae SGPS SA 1,725,926 1,703,235
TOTAL PORTUGAL 8,689,659
SINGAPORE — (0.4%)
*AEM Holdings, Ltd. 88,259 87,399
*Avarga, Ltd. 31,300 4,732
Banyan Tree Holdings, Ltd. 44,300 11,386
Bukit Sembawang Estates,
Ltd. 1,000 2,729
China Aviation Oil Singapore
Corp., Ltd. 70,700 48,633
Civmec Australia, Ltd. 19,400 16,571
*COSCO SHIPPING
International Singapore Co.,
Ltd. 4,354,200 454,214
*CSE Global, Ltd. 209,210 68,002
*Far East Orchard, Ltd. 102 79
First Resources, Ltd. 689,900 761,399
First Sponsor Group, Ltd. 12,200 9,776
Frasers Property, Ltd. 20,500 13,714
Frencken Group, Ltd. 27,100 24,173

Dimensional International Small Cap Value ETF
continued
Shares Value †
SINGAPORE — (Continued)
#Geo Energy Resources, Ltd. 1,839,400 $ 375,416
Golden Agri-Resources, Ltd. 15,291,200 3,352,066
GuocoLand, Ltd. 26,200 31,292
Hiap Hoe, Ltd. 300 129
Ho Bee Land, Ltd. 17,000 24,930
Hong Fok Corp., Ltd. 1,019,300 651,076
Hong Leong Asia, Ltd. 12,400 8,202
Hutchison Port Holdings Trust,
Class U 5,448,500 855,414
Indofood Agri Resources, Ltd. 7,300 1,766
Marco Polo Marine, Ltd. 158,500 6,709
#*Mermaid Maritime PCL 388,700 44,368
Mewah International, Inc. 300 62
*mm2 Asia, Ltd. 258,450 3,321
NETLINK NBN TRUST 1,366,600 924,565
Olam Group, Ltd. 713,200 576,857
QAF, Ltd. 10,200 6,438
*Rex International Holding, Ltd. 294,900 24,744
Sing Holdings, Ltd. 31,200 8,137
Singapore Land Group, Ltd. 5,200 6,957
Stamford Land Corp., Ltd. 78,839 22,050
Tiong Woon Corp. Holding,
Ltd. 2,800 1,111
*UOB-Kay Hian Holdings, Ltd. 25,931 30,774
Wee Hur Holdings, Ltd. 30,000 9,525
Wing Tai Holdings, Ltd. 67,900 68,778
TOTAL SINGAPORE 8,537,494
SPAIN — (2.5%)
Acciona SA 19,708 2,511,882
Acerinox SA 723,216 6,599,245
ΩAedas Homes SA 28,386 807,410
Atresmedia Corp. de Medios
de Comunicacion SA 109,370 517,100
Banco de Sabadell SA 1,494,346 2,901,540
Bankinter SA 1,721,616 13,999,309
Construcciones y Auxiliar de
Ferrocarriles SA 13,465 530,642
Corp. ACCIONA Energias
Renovables SA 101,504 2,089,344
Ebro Foods SA 105,454 1,879,857
Enagas SA 128,453 1,815,698
Ence Energia y Celulosa SA 65,251 203,451
Ercros SA 46,098 181,417
ΩGestamp Automocion SA 245,078 718,384
*Grifols SA 221,786 2,466,804
Grupo Catalana Occidente SA 79,919 3,270,995
*Laboratorio Reig Jofre SA 863 2,689
Mapfre SA 3,088,406 8,804,762
ΩNeinor Homes SA 30,339 496,696
ΩUnicaja Banco SA 3,839,521 4,801,955
TOTAL SPAIN 54,599,180
SWEDEN — (3.1%)
ΩAcadeMedia AB 262,737 1,613,247
AFRY AB 252,851 3,773,843
ΩAlimak Group AB 52,440 598,891
Alleima AB 618,833 3,756,357
Alligo AB, Class B 2,699 31,782
ΩAmbea AB 369,315 3,146,066
Shares Value †
SWEDEN — (Continued)
Arise AB 23,234 $ 88,484
Arjo AB, Class B 715,387 2,346,726
ΩAttendo AB 400,867 1,775,795
Balco Group AB 27 112
*Betsson AB, Class B 98,959 1,310,692
#*Better Collective A/S 350 4,573
Billerud Aktiebolag 388,340 3,424,272
Bulten AB 2,174 14,039
Byggmax Group AB 163,912 684,444
#*Cint Group AB 172,395 205,745
Cloetta AB, Class B 889,217 2,223,863
ΩDometic Group AB 599,518 3,241,304
Ω*Dustin Group AB 599,877 423,556
Elanders AB, Class B 2,168 19,694
Ω*Eltel AB 11,124 7,672
Fagerhult Group AB 50,416 282,705
Fasadgruppen Group AB 6,568 30,385
Granges AB 286,275 3,365,722
#Hanza AB 4,214 27,371
*Humana AB 4,333 15,368
*International Petroleum Corp. 351,146 3,954,476
Inwido AB 153,484 2,774,175
ITAB Shop Concept AB 10,601 25,759
JM AB 291,897 4,891,298
Kabe Group AB, Class B 28 835
KNOW IT AB 46,820 587,216
Lindab International AB 11,950 249,274
Loomis AB 132,325 4,125,553
MEKO AB 71,488 958,068
*Modern Times Group MTG
AB, Class B 285,174 2,025,525
NCC AB, Class B 102,811 1,522,941
New Wave Group AB, Class B 26,618 281,105
*Nobia AB 629,518 294,460
Nordic Waterproofing Holding
AB 378 6,126
*Norion Bank AB 64,666 250,504
Peab AB, Class B 514,580 3,900,210
Profilgruppen AB, Class B 2,959 29,866
Ratos AB, Class B 518,924 1,648,910
Rejlers AB 559 7,951
Rottneros AB 49,913 45,528
Scandi Standard AB 38,502 291,462
*Sensys Gatso Group AB 4,348 24,910
Ω*Sinch AB 1,219,997 3,612,087
*Stillfront Group AB 168,749 115,995
Storskogen Group AB, Class B 2,903,087 2,393,543
Tethys Oil AB 102,822 544,858
TOTAL SWEDEN 66,975,343
SWITZERLAND — (6.6%)
Adecco Group AG 438,008 13,707,062
Allreal Holding AG, Registered 39,341 6,988,294
*Aluflexpack AG 690 11,969
*ams-OSRAM AG 79,503 767,723
*Arbonia AG 147,616 2,079,291
Autoneum Holding AG 9,304 1,243,833
Avolta AG 7,490 295,893

Dimensional International Small Cap Value ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Baloise Holding AG,
Registered 61,121 $ 11,726,580
Banque Cantonale de Geneve 3,012 891,722
Banque Cantonale Vaudoise,
Registered 415 41,323
Bell Food Group AG 5,470 1,673,199
Berner Kantonalbank AG,
Registered 7,298 1,966,502
Bucher Industries AG,
Registered 8,526 3,317,912
Bystronic AG 62 23,661
Calida Holding AG, Registered 38 1,142
Cembra Money Bank AG 47,173 4,241,588
*Cicor Technologies, Ltd.,
Registered 31 1,879
Clariant AG, Registered 550,490 7,633,139
EFG International AG 325,365 4,440,045
#Feintool International Holding
AG, Registered 5,955 112,254
Flughafen Zurich AG,
Registered 12,752 2,999,603
Forbo Holding AG, Registered 414 406,483
Glarner Kantonalbank 234 5,764
Helvetia Holding AG,
Registered 76,891 13,000,421
Implenia AG, Registered 53,334 1,881,215
Investis Holding SA 1,878 238,904
Jungfraubahn Holding AG,
Registered 7,991 1,521,127
Landis+Gyr Group AG 78,889 6,340,679
Liechtensteinische
Landesbank AG 18,049 1,473,643
Luzerner Kantonalbank AG,
Registered 33,912 2,502,123
ΩMedmix AG 23,511 269,723
#Meier Tobler Group AG 451 14,917
Mikron Holding AG, Registered 3,442 59,709
Mobimo Holding AG,
Registered 28,373 8,777,353
Ω*Montana Aerospace AG 29,644 522,464
Naturenergie Holding AG 164 6,847
OC Oerlikon Corp. AG 667,132 3,044,412
*Orascom Development
Holding AG 777 3,397
Orell Fuessli AG, Registered 117 10,419
Phoenix Mecano AG,
Registered 873 445,233
Rieter Holding AG, Registered 10,935 1,155,845
Schweiter Technologies AG 395 180,667
St. Galler Kantonalbank AG,
Registered 8,145 3,965,589
Swiss Prime Site AG,
Registered 161,090 17,446,604
Tecan Group AG, Class R 2,880 726,078
TX Group AG 6,377 1,092,947
u-blox Holding AG 15,040 1,147,959
Valiant Holding AG 35,945 4,181,875
Vaudoise Assurances Holding
SA 1,721 915,531
Shares Value †
SWITZERLAND — (Continued)
Vetropack Holding AG 27,835 $ 920,644
Vontobel Holding AG, Class R 69,340 4,506,659
VP Bank AG, Class A 3,976 335,663
*V-ZUG Holding AG 163 10,217
Walliser Kantonalbank,
Registered 1,086 141,920
Zehnder Group AG,
Registered 13,267 739,527
Zug Estates Holding AG, Class
B 23 50,405
Zuger Kantonalbank 92 874,569
TOTAL SWITZERLAND 143,082,146
UNITED KINGDOM — (14.6%)
*Alliance Pharma PLC 41,762 24,027
Ashmore Group PLC 85,505 231,730
Ω#*Aston Martin Lagonda
Global Holdings PLC 288,278 423,993
Atalaya Mining PLC 113,630 539,064
*Auction Technology Group
PLC 45,340 262,601
ΩBakkavor Group PLC 297,512 571,829
Balfour Beatty PLC 1,662,838 9,509,017
Bank of Georgia Group PLC 190,564 10,191,898
Barratt Redrow PLC 1,873,776 10,753,820
Beazley PLC 175,792 1,707,475
Bellway PLC 441,363 16,092,482
Bodycote PLC 395,230 2,815,014
Breedon Group PLC 755,453 4,273,473
C&C Group PLC 590,443 1,118,913
*Capita PLC 106,789 25,948
Card Factory PLC 675,722 734,953
Centamin PLC 5,067,400 10,345,621
Central Asia Metals PLC 502,554 1,137,146
Chesnara PLC 344,290 1,113,226
*Close Brothers Group PLC 346,047 1,014,357
Conduit Holdings, Ltd. 13,571 89,157
Crest Nicholson Holdings PLC 1,220,085 2,655,632
*Currys PLC 2,649,725 2,810,449
DFS Furniture PLC 107,506 183,825
Direct Line Insurance Group
PLC 1,867,814 3,945,410
Diversified Energy Co. PLC 7,380 88,761
Drax Group PLC 793,878 6,358,618
DS Smith PLC 1,416,935 9,937,235
Elementis PLC 2,535,960 4,349,298
*EnQuest PLC 1,212,030 191,975
Essentra PLC 517,715 987,747
Firstgroup PLC 1,562,215 2,677,268
ΩForterra PLC 4,669 11,549
Fresnillo PLC 183,953 1,748,904
Future PLC 162,511 1,833,373
Genuit Group PLC 135,385 816,327
*Georgia Capital PLC 67,714 884,490
Grafton Group PLC 742,810 9,565,176
Grainger PLC 2,481,778 7,242,853
*Greencore Group PLC 2,340,912 6,259,928
Gulf Keystone Petroleum, Ltd. 117,213 194,848
Halfords Group PLC 772,604 1,664,761

Dimensional International Small Cap Value ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Harworth Group PLC 296,759 $ 681,025
Henry Boot PLC 57,591 169,555
*Hiscox, Ltd. 49,056 682,402
*Hochschild Mining PLC 803,773 2,371,576
Hunting PLC 711,805 2,759,112
ΩIbstock PLC 1,350,219 3,480,483
International Distribution
Services PLC 1,009,291 4,375,471
ITV PLC 3,067,124 2,914,048
*John Wood Group PLC 3,052,474 4,964,361
Johnson Matthey PLC 293,684 5,618,289
Jupiter Fund Management
PLC 927,121 959,518
Just Group PLC 842,260 1,451,015
Keller Group PLC 258,235 5,431,494
Kier Group PLC 1,438,727 2,641,359
Kingfisher PLC 371,506 1,397,052
Lancashire Holdings, Ltd. 243,836 1,978,099
Learning Technologies Group
PLC 249,488 288,678
LSL Property Services PLC 17,743 68,662
Marks & Spencer Group PLC 3,484,959 16,837,412
Marshalls PLC 121,815 532,477
Mears Group PLC 37,136 162,567
*Mitchells & Butlers PLC 1,087,339 3,501,818
Mitie Group PLC 421,755 632,237
MJ Gleeson PLC 28,909 224,115
*Mobico Group PLC 1,869,243 1,666,607
Morgan Sindall Group PLC 4 192
Mountview Estates PLC 1,260 146,602
MP Evans Group PLC 57,003 675,693
OSB Group PLC 1,381,422 6,283,550
Pan African Resources PLC 464,508 216,184
Persimmon PLC 450,028 8,487,710
Pets at Home Group PLC 1,280,939 4,877,917
*Pinewood Technologies
Group PLC 52,945 225,987
*Playtech PLC 840,018 7,840,542
Premier Foods PLC 3,101,333 7,511,907
QinetiQ Group PLC 1,328,395 7,839,003
Rank Group PLC 162,710 184,085
Reach PLC 1,057,393 1,256,114
Renewi PLC 65,834 514,606
RHI Magnesita NV 17,292 713,627
RWS Holdings PLC 243,217 459,030
Senior PLC 1,252,673 2,132,292
Serco Group PLC 1,256,579 2,828,765
Serica Energy PLC 249,968 459,880
#*SIG PLC 2,344,500 693,264
ΩSpire Healthcare Group PLC 1,222,643 3,395,270
*Synthomer PLC 327,868 758,739
Taylor Wimpey PLC 1,170,744 2,202,050
TBC Bank Group PLC 223,006 7,884,427
ΩTI Fluid Systems PLC 930,831 2,036,814
TP ICAP Group PLC 3,883,500 11,208,837
Travis Perkins PLC 918,911 9,545,654
TT Electronics PLC 302,758 307,499
Vanquis Banking Group PLC 4,711 2,735
Shares Value †
UNITED KINGDOM — (Continued)
Vesuvius PLC 952,348 $ 4,377,162
*Vistry Group PLC 1,314,614 15,371,693
Ω*Watches of Switzerland
Group PLC 10,327 54,037
Young & Co's Brewery PLC 9,342 75,186
#Young & Co's Brewery PLC,
Class A 38,637 437,126
Zigup PLC 969,292 4,417,655
TOTAL UNITED KINGDOM 318,595,437
UNITED STATES — (0.1%)
Alcoa Corp. 49,717 1,978,624
Quanex Building Products
Corp. 6,645 193,104
TOTAL UNITED STATES 2,171,728
TOTAL COMMON STOCKS 2,112,521,787
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Draegerwerk AG & Co. KGaA 18,497 896,626
*Einhell Germany AG, Class P 18 1,295
Jungheinrich AG 46,958 1,280,612
#Sixt SE 24,060 1,499,326
STO SE & Co. KGaA 583 77,218
TOTAL GERMANY 3,755,077
TOTAL PREFERRED
STOCKS 3,755,077
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Beacon Minerals, Ltd.
11/4/2024 2,846 4
*Eureka Group Holdings, Ltd.
11/11/2024 335 –
*Panoramic Resources, Ltd.
9/8/2025 4,189 –
TOTAL AUSTRALIA 4
ITALY — (0.0%)
*CIR Spa Compagnie
Industriali 11/11/2024 1,188,960 8
TOTAL ITALY 8
TOTAL RIGHTS/WARRANTS 12
TOTAL INVESTMENT SECURITIES — (97.0%)
(Cost $1,933,512,829) 2,116,276,876
SECURITIES LENDING COLLATERAL — ( 3.0% )
@§The DFA Short Term
Investment Fund 5,698,244 65,905,889
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,999,418,718) $ 2,182,182,765

Dimensional International Small Cap Value ETF
continued
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $76,576,797 which represented 3.6% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 164,769,259 $ — $ 263 $ 164,769,522
Austria .............................. 14,438,015 — — 14,438,015
Belgium ............................. 34,228,758 — — 34,228,758
Canada ............................. 232,069,297 14,704 — 232,084,001
China ............................... 8,743 — — 8,743
Denmark ............................ 57,524,581 — — 57,524,581
Finland .............................. 49,936,853 — — 49,936,853
France .............................. 95,883,430 — — 95,883,430
Germany ............................ 102,974,809 — — 102,974,809
Hong Kong ........................... 33,974,474 3,149 5,630 33,983,253
Ireland .............................. 7,073,494 — — 7,073,494
Israel ............................... 13,044,299 — — 13,044,299
Italy ................................ 121,505,614 — — 121,505,614
Japan ............................... 504,638,380 — — 504,638,380
Netherlands .......................... 57,034,190 — — 57,034,190
New Zealand ......................... 3,011,299 — — 3,011,299
Norway .............................. 17,731,559 — — 17,731,559
Portugal ............................. 8,689,659 — — 8,689,659
Singapore ............................ 8,537,494 — — 8,537,494
Spain ............................... 54,599,180 — — 54,599,180
Sweden ............................. 66,975,343 — — 66,975,343
Switzerland ........................... 143,082,146 — — 143,082,146
United Kingdom ....................... 318,595,437 — — 318,595,437
United States ......................... 2,171,728 — — 2,171,728
Preferred Stocks
Germany ............................ 3,755,077 — — 3,755,077
Rights/Warrants
Australia ............................. — 4 — 4
Italy ................................ — 8 — 8
Securities Lending Collateral ............... — 65,905,889 — 65,905,889
Total Investments ........................ $2,116,253,118 $65,923,754 $5,893> $2,182,182,765
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional International Small Cap ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value †
COMMON STOCKS — (96.5%)
AUSTRALIA — (6.8%)
#*29Metals, Ltd. 92,437 $ 25,429
#*4DMedical, Ltd. 9,420 3,270
#Accent Group, Ltd. 587,430 908,048
*Acrow, Ltd. 120,823 83,887
#*Adairs, Ltd. 177,342 308,982
*Ainsworth Game Technology,
Ltd. 528 251
*Alkane Resources, Ltd. 248,922 92,935
*Alliance Aviation Services,
Ltd. 13,414 23,723
#*AMA Group, Ltd. 909,437 38,124
Amotiv, Ltd. 145,789 1,016,986
AMP, Ltd. 2,751,037 2,576,755
Ansell, Ltd. 154,021 3,129,409
#*Arafura Rare Earths, Ltd. 29,126 2,862
*ARB Corp., Ltd. 68,784 1,869,718
ARN Media, Ltd. 69,265 33,573
AUB Group, Ltd. 79,831 1,672,209
#*Audinate Group, Ltd. 29,881 182,999
*Aurelia Metals, Ltd. 1,158,027 140,324
Aussie Broadband, Ltd. 229,389 546,909
*Austal, Ltd. 387,425 839,955
#*Austin Engineering, Ltd. 80,901 27,820
#*Australian Agricultural Co.,
Ltd. 195,683 180,082
#Australian Clinical Labs, Ltd. 152,781 363,259
Australian Ethical Investment,
Ltd. 54,296 160,037
#*Australian Vanadium, Ltd. 93,933 984
*Auswide Bank, Ltd. 3,866 10,686
Autosports Group, Ltd. 14,765 21,760
#Baby Bunting Group, Ltd. 10,872 12,818
Bank of Queensland, Ltd. 750,058 3,203,192
Bapcor, Ltd. 344,057 1,032,135
Beach Energy, Ltd. 1,242,853 1,017,584
#*Beacon Lighting Group, Ltd. 1,190 2,284
#Beacon Minerals, Ltd. 10,928 172
*Bega Cheese, Ltd. 370,244 1,248,924
Bell Financial Group, Ltd. 832 692
*Bellevue Gold, Ltd. 852,836 907,736
Bisalloy Steel Group, Ltd. 15,113 31,974
#*Bravura Solutions, Ltd. 338,705 337,214
Breville Group, Ltd. 75,527 1,573,149
Brickworks, Ltd. 69,958 1,243,620
Capral, Ltd. 9,442 59,062
*Capricorn Metals, Ltd. 275,054 1,136,810
#*Catapult Group International,
Ltd. 760 1,304
Cedar Woods Properties, Ltd. 67,103 252,726
#*Cettire, Ltd. 146,808 147,123
#*Chalice Mining, Ltd. 440,613 523,811
*Challenger, Ltd. 358,549 1,420,838
Champion Iron, Ltd. 211,975 813,622
#*Chrysos Corp., Ltd. 8,774 31,263
Shares Value †
AUSTRALIA — (Continued)
*Clean Seas Seafood, Ltd. 776 $ 107
#Clinuvel Pharmaceuticals,
Ltd. 39,136 364,003
#*Coast Entertainment
Holdings, Ltd. 385,975 113,766
Codan, Ltd. 104,433 1,080,775
*Collins Foods, Ltd. 159,314 871,327
#*Cooper Energy, Ltd. 2,759,414 316,297
ΩCoronado Global Resources,
Inc. 300,385 199,703
#Corporate Travel
Management, Ltd. 93,705 761,071
Dalrymple Bay Infrastructure,
Ltd. 97,705 214,389
Data#3, Ltd. 198,400 952,547
#*Develop Global, Ltd. 106,560 180,773
*Dicker Data, Ltd. 78,134 441,664
Domain Holdings Australia,
Ltd. 268,464 531,048
*Domino's Pizza Enterprises,
Ltd. 52,920 1,160,502
Downer EDI, Ltd. 728,004 2,675,083
#*Dreadnought Resources,
Ltd. 10,748 106
#*Dropsuite, Ltd. 5,648 14,613
*DUG Technology, Ltd. 10,074 12,273
#*DUG Technology, Ltd. 30,895 37,639
*Duratec, Ltd. 685 740
#Eagers Automotive, Ltd. 111,112 808,566
*Elders, Ltd. 223,247 1,247,312
*Emeco Holdings, Ltd. 360,991 182,066
*Emerald Resources NL 603,839 1,669,069
#*EML Payments, Ltd. 231,252 101,485
*Energy World Corp., Ltd. 3,072 40
*EQT Holdings, Ltd. 17,392 353,144
*Eureka Group Holdings, Ltd. 583 243
EVT, Ltd. 52,836 378,260
*Fenix Resources, Ltd. 138,812 24,549
Finbar Group, Ltd. 224 131
*FleetPartners Group, Ltd. 194,207 372,712
Fleetwood, Ltd. 37,849 50,822
#Flight Centre Travel Group,
Ltd. 290,503 3,040,661
G8 Education, Ltd. 782,183 686,521
*Genesis Minerals, Ltd. 143,296 229,954
*Gold Road Resources, Ltd. 1,477,864 1,935,999
#GR Engineering Services,
Ltd. 83,072 114,809
GrainCorp, Ltd., Class A 248,031 1,465,390
Grange Resources, Ltd. 370,360 60,646
GWA Group, Ltd. 174,986 267,054
*Hansen Technologies, Ltd. 160,108 521,207
Harvey Norman Holdings, Ltd. 71,412 214,229
*Healius, Ltd. 574,508 622,780
Helia Group, Ltd. 427,509 1,139,673

Dimensional International Small Cap ETF
continued
Shares Value †
AUSTRALIA — (Continued)
Helloworld Travel, Ltd. 70,220 $ 83,019
Horizon Oil, Ltd. 480,925 59,851
HUB24, Ltd. 85,081 3,851,360
#IDP Education, Ltd. 353,513 3,225,500
IGO, Ltd. 165,230 568,184
*Iluka Resources, Ltd. 407,455 1,566,601
Imdex, Ltd. 512,295 872,437
#*Immutep, Ltd. 1,314,909 245,460
#*Immutep, Ltd., ADR 322 584
*ImpediMed, Ltd. 88,899 3,203
#*Imugene, Ltd. 145,648 4,102
Incitec Pivot, Ltd. 203,929 402,056
Infomedia, Ltd. 292,721 272,259
Inghams Group, Ltd. 469,431 882,458
*Insignia Financial, Ltd. 710,521 1,540,443
#Integral Diagnostics, Ltd. 205,298 420,891
Integrated Research, Ltd. 61,141 25,630
IPD Group, Ltd. 3,983 12,053
*IPH, Ltd. 219,004 770,312
*IRESS, Ltd. 181,822 1,184,978
IVE Group, Ltd. 135,864 189,550
#Johns Lyng Group, Ltd. 150,309 377,072
*Judo Capital Holdings, Ltd. 667,380 821,810
Jumbo Interactive, Ltd. 1,796 15,175
Jupiter Mines, Ltd. 716,294 82,105
#Karoon Energy, Ltd. 352,305 320,756
Kelly Partners Group Holdings,
Ltd. 80 426
#*Kelsian Group, Ltd. 170,035 436,581
*Kogan.com, Ltd. 80,042 244,312
*Lendlease Corp., Ltd. 603,214 2,678,809
#Lifestyle Communities, Ltd. 41,862 236,357
*Lindsay Australia, Ltd. 58,622 32,638
Lovisa Holdings, Ltd. 51,984 1,018,760
Lycopodium, Ltd. 7,184 53,972
*Lynas Rare Earths, Ltd. 747,712 3,722,104
#Maas Group Holdings, Ltd. 69,680 214,510
#*Mach7 Technologies, Ltd. 824 246
Macmahon Holdings, Ltd. 888,694 221,196
*Macquarie Technology
Group, Ltd. 7,064 382,044
#Mader Group, Ltd. 10,758 42,772
Magellan Financial Group, Ltd. 248,269 1,749,747
*Maggie Beer Holdings, Ltd. 1,272 45
*MaxiPARTS, Ltd. 198 246
*Mayne Pharma Group, Ltd. 97,412 274,360
McMillan Shakespeare, Ltd. 59,230 566,804
*Megaport, Ltd. 73,569 337,313
#*Mesoblast, Ltd. 537,265 464,519
#*Metals X, Ltd. 584,042 185,535
*Metcash, Ltd. 1,266,865 2,539,173
#*Metro Mining, Ltd. 790,642 27,447
Michael Hill International, Ltd. 996 391
*Monadelphous Group, Ltd. 131,816 1,089,602
Monash IVF Group, Ltd. 339,450 261,249
#*Mount Gibson Iron, Ltd. 391,453 78,202
#Myer Holdings, Ltd. 504,631 299,132
*MyState, Ltd. 74,403 185,189
Shares Value †
AUSTRALIA — (Continued)
#*Nanosonics, Ltd. 187,601 $ 393,211
Netwealth Group, Ltd. 16,093 291,877
*Neuren Pharmaceuticals, Ltd. 5,667 45,842
New Hope Corp., Ltd. 629,351 2,007,532
*nib holdings, Ltd. 386,273 1,462,389
Nick Scali, Ltd. 108,274 998,545
Nickel Industries, Ltd. 1,480,804 877,782
Nine Entertainment Co.
Holdings, Ltd. 1,077,343 829,149
NRW Holdings, Ltd. 571,968 1,446,104
*NTAW Holdings, Ltd. 7 2
Nufarm, Ltd. 328,708 828,918
*Nuix, Ltd. 249,933 1,267,083
Objective Corp., Ltd. 9,016 95,669
*OFX Group, Ltd. 209,594 200,434
*Omni Bridgeway, Ltd. 102,763 61,925
oOh!media, Ltd. 289,559 234,231
Orora, Ltd. 1,392,215 2,197,677
Pacific Smiles Group, Ltd. 528 660
*Paladin Energy, Ltd. 139,392 931,277
*Pantoro, Ltd. 664,327 54,392
*Paragon Care, Ltd. 179,415 49,357
Peet, Ltd. 42,749 38,221
#*PeopleIN, Ltd. 771 417
Perenti, Ltd. 881,135 678,142
*Perpetual, Ltd. 35,718 473,988
Perseus Mining, Ltd. 1,605,898 3,018,843
*PEXA Group, Ltd. 110,580 985,769
*Pinnacle Investment
Management Group, Ltd. 13,205 174,110
#Platinum Asset Management,
Ltd. 261,435 209,768
*Playside Studios, Ltd. 23,145 7,504
#PointsBet Holdings, Ltd. 103,387 53,498
*PolyNovo, Ltd. 16,094 21,716
<PPK Mining Equipment
Group 160 –
Praemium, Ltd. 389,361 172,146
Premier Investments, Ltd. 73,942 1,634,578
Propel Funeral Partners, Ltd. 30,488 121,016
PWR Holdings, Ltd. 58,096 346,281
Qube Holdings, Ltd. 73,058 178,013
*Ramelius Resources, Ltd. 916,606 1,434,899
#*ReadyTech Holdings, Ltd. 296 576
Regis Healthcare, Ltd. 175,996 748,149
*Regis Resources, Ltd. 1,038,360 1,843,138
#Reject Shop, Ltd. (The) 12,302 23,206
Reliance Worldwide Corp., Ltd. 787,648 2,687,884
*Resolute Mining, Ltd. 2,906,130 1,560,880
#*Retail Food Group, Ltd. 10,276 437
#Ridley Corp., Ltd. 197,238 342,355
#*RPMGlobal Holdings, Ltd. 154,870 302,290
*Sandfire Resources, Ltd. 549,646 3,733,382
#*Select Harvests, Ltd. 158,063 374,783
Servcorp, Ltd. 156 514
Service Stream, Ltd. 655,214 650,184
SG Fleet Group, Ltd. 76,409 135,630
Shaver Shop Group, Ltd. 30,493 27,662

Dimensional International Small Cap ETF
continued
Shares Value †
AUSTRALIA — (Continued)
#Sigma Healthcare, Ltd. 1,583,379 $ 2,032,739
#*Silex Systems, Ltd. 1,551 5,333
Sims, Ltd. 152,149 1,265,649
SmartGroup Corp., Ltd. 147,544 750,902
*Southern Cross Electrical
Engineering, Ltd. 163,212 174,253
#Southern Cross Media
Group, Ltd. 195,412 66,557
SRG Global, Ltd. 424,991 311,773
#*St. Barbara, Ltd. 879,410 264,966
Stanmore Resources, Ltd. 231,415 475,950
#*Star Entertainment Group,
Ltd. (The) 1,351,460 212,449
#*Strike Energy, Ltd. 175,820 24,760
Super Retail Group, Ltd. 108,678 1,035,015
#*Superloop, Ltd. 680,147 833,077
#*Syrah Resources, Ltd. 326,152 64,089
*Tabcorp Holdings, Ltd. 139,915 43,073
*Talga Group, Ltd. 22,850 8,681
Technology One, Ltd. 29,401 470,464
*Telix Pharmaceuticals, Ltd. 14,540 199,331
#*Temple & Webster Group,
Ltd. 82,910 627,234
*<Ten Sixty Four, Ltd. 1,136 82
#*Terracom, Ltd. 179,744 23,546
*Tribune Resources, Ltd. 40 130
*Tuas, Ltd. 241,922 816,062
*Tyro Payments, Ltd. 396,283 201,163
*Vault Minerals, Ltd. 5,510,464 1,425,693
Ventia Services Group Pty,
Ltd. 563,426 1,693,909
ΩViva Energy Group, Ltd. 839,935 1,446,912
Vulcan Steel, Ltd. 6,139 29,997
#*WEB Travel Group, Ltd. 326,317 861,361
*Webjet Group, Ltd. 316,511 160,669
*West African Resources, Ltd. 1,063,395 1,278,119
*Westgold Resources, Ltd. 206,334 418,900
Westgold Resources, Ltd. 867,702 1,830,067
Whitehaven Coal, Ltd. 197,304 880,083
*<Wiluna Mining Corp., Ltd. 736 18
*Xanadu Mines, Ltd. 118,297 4,959
*XRF Scientific, Ltd. 10,732 11,528
TOTAL AUSTRALIA 146,019,835
AUSTRIA — (1.2%)
Addiko Bank AG 56 1,186
Agrana Beteiligungs AG 8,838 101,706
ANDRITZ AG 52,816 3,173,742
#*AT&S Austria Technologie &
Systemtechnik AG 1,734 31,645
ΩBAWAG Group AG 110,765 8,537,867
CA Immobilien Anlagen AG 45,112 1,089,219
*DO & CO AG 9,176 1,420,566
*Eurotelesites AG 9,301 50,084
*FACC AG 1,012 6,834
*Kapsch TrafficCom AG 24 194
#*Lenzing AG 13,683 463,473
Mayr Melnhof Karton AG 4,508 398,869
#Oesterreichische Post AG 20,967 663,534
Shares Value †
AUSTRIA — (Continued)
Palfinger AG 7,213 $ 158,573
Porr AG 21,859 344,102
Raiffeisen Bank International
AG 29,228 523,249
*Rosenbauer International AG 16 598
Schoeller-Bleckmann Oilfield
Equipment AG 2,129 63,909
Strabag SE 11,205 440,969
Telekom Austria AG 99,591 824,961
UNIQA Insurance Group AG 125,709 985,353
Vienna Insurance Group AG
Wiener Versicherung Gruppe 28,200 895,496
#voestalpine AG 83,862 1,734,398
Wienerberger AG 112,278 3,376,470
Zumtobel Group AG 12,607 72,540
TOTAL AUSTRIA 25,359,537
BELGIUM — (1.5%)
Ackermans & van Haaren NV 19,247 3,901,179
Ageas SA 82,912 4,309,829
*AGFA-Gevaert NV 55,915 58,336
Azelis Group NV 96,278 1,905,471
Barco NV 35,141 433,011
Bekaert SA 29,561 1,075,109
bpost SA 112,505 293,748
Cie d'Entreprises CFE 1,551 10,255
#CMB Tech NV, ADR 61,024 848,844
Colruyt Group N.V 43,462 2,024,210
Deceuninck NV 89,678 225,385
Deme Group NV 4,806 728,379
Econocom Group SA 78,438 167,927
Elia Group SA 20,194 1,915,022
EVS Broadcast Equipment SA 12,459 384,817
Fagron 64,676 1,301,791
Greenyard NV 80 520
#Ion Beam Applications 8,031 119,448
Jensen-Group NV 70 3,169
Kinepolis Group NV 11,927 500,460
Lotus Bakeries NV 192 2,505,499
Melexis NV 24,987 1,618,129
*Nyxoah SA 323 3,069
*Ontex Group NV 71,376 595,891
*Orange Belgium SA 1,144 18,381
Proximus SADP 140,760 1,022,336
Recticel SA 29,778 389,234
*Roularta Media Group NV 21 267
Sipef NV 852 52,353
Solvay SA, Class A 97,126 3,907,774
#Tessenderlo Group SA 13,251 356,770
Umicore SA 92,277 1,098,977
Van de Velde NV 1,848 62,696
VGP NV 11,779 983,384
Viohalco SA 10,658 59,590
What's Cooking BV 4 458
TOTAL BELGIUM 32,881,718
CANADA — (11.5%)
*5N Plus, Inc. 62,206 316,843
*Acadian Timber Corp. 52 687

Dimensional International Small Cap ETF
continued
Shares Value †
CANADA — (Continued)
*ACT Energy Technologies,
Ltd. 7,600 $ 32,604
ADENTRA, Inc. 24,998 688,456
ADF Group, Inc. 25,550 186,591
*Advantage Energy, Ltd. 193,495 1,209,040
Aecon Group, Inc. 90,022 1,497,622
Africa Oil Corp. 47,915 61,529
Ag Growth International, Inc. 28,228 999,558
*AGF Management, Ltd.,
Class B 46,498 347,580
#*Air Canada 173,203 2,344,661
Algoma Central Corp. 88 956
#Algoma Steel Group, Inc. 37,101 383,995
Algonquin Power & Utilities
Corp. 331,110 1,598,601
Algonquin Power & Utilities
Corp., ADR 383,606 1,856,653
*Altius Minerals Corp. 12,654 239,109
*Altius Renewable Royalties
Corp. 3,700 31,507
#Altus Group, Ltd. 16,794 634,677
*Americas Gold & Silver Corp. 920 428
Amerigo Resources, Ltd. 11,948 14,657
Andlauer Healthcare Group,
Inc. 14,177 417,698
Andrew Peller, Ltd., Class A 7,172 20,375
*Aritzia, Inc. 98,506 3,167,993
Atco, Ltd., Class I 88,054 3,052,311
*Athabasca Oil Corp. 721,386 2,675,538
*ATS Corp. 1,717 51,459
*ATS Corp. 91,057 2,725,929
Aura Minerals, Inc. 4,386 56,794
*Aurora Cannabis, Inc. 75,233 406,942
B2Gold Corp. 1,062,760 3,528,363
B2Gold Corp. 207,378 684,342
Badger Infrastructure
Solutions, Ltd. 20,591 535,031
*Bausch Health Cos., Inc. 4,388 40,324
*Bausch Health Cos., Inc.,
ADR 184,220 1,694,824
#Baytex Energy Corp. 836,132 2,357,329
#Birchcliff Energy, Ltd. 384,643 1,432,115
Bird Construction, Inc. 68,245 1,483,917
#*Bitfarms, Ltd. 476,200 916,685
Black Diamond Group, Ltd. 46,826 304,010
#*BlackBerry, Ltd. 93,276 210,804
*BlackBerry, Ltd. 21,728 49,100
BMTC Group, Inc. 22 200
*Bombardier, Inc., Class B 57,288 4,209,216
Boralex, Inc., Class A 83,719 2,010,169
Boyd Group Services, Inc. 18,803 2,923,068
*Bragg Gaming Group, Inc. 300 1,356
*Bragg Gaming Group, Inc. 20,565 93,776
Brookfield Infrastructure Corp.,
Class A 7,353 302,061
Brookfield Infrastructure Corp.,
Class A 6,000 246,379
Brookfield Wealth Solutions,
Ltd. 3,386 179,581
Shares Value †
CANADA — (Continued)
Brookfield Wealth Solutions,
Ltd. 3,431 $ 182,083
BRP, Inc. 9,475 466,833
#BRP, Inc. 12,616 621,320
#*CAE, Inc. 53,638 944,029
*Calfrac Well Services, Ltd. 30,210 83,438
Calian Group, Ltd. 7,464 257,180
*Calibre Mining Corp. 71,916 130,527
Canaccord Genuity Group, Inc. 23,483 168,801
#*Canada Goose Holdings,
Inc. 33,743 331,632
#*Canada Goose Holdings,
Inc., ADR 22,314 219,123
*Canadian Western Bank 65,309 2,682,263
*Canfor Corp. 71,806 855,624
*Canopy Growth Corp. 2,415 11,085
*Capital Power Corp. 130,014 5,266,969
*Capstone Copper Corp. 572,203 3,953,022
#Cardinal Energy, Ltd. 198,762 913,996
Cascades, Inc. 90,358 679,978
*Celestica, Inc. 120,332 8,230,709
Centerra Gold, Inc. 281,556 1,987,525
CES Energy Solutions Corp. 340,323 1,948,260
CI Financial Corp. 109,995 1,807,013
*Cineplex, Inc. 20,298 145,615
*Cipher Pharmaceuticals, Inc. 20,900 225,500
#Cogeco Communications,
Inc. 13,799 694,430
Cogeco, Inc. 4,959 216,297
Colliers International Group,
Inc. 1,990 303,754
Computer Modelling Group,
Ltd. 88,568 726,868
Converge Technology
Solutions Corp. 174,884 376,378
Corby Spirit and Wine, Ltd. 9,400 86,316
#*Cronos Group, Inc. 224,117 468,405
*Culico Metals, Inc. 24,524 2,111
Definity Financial Corp. 65,607 2,528,831
*Denison Mines Corp. 576,384 1,210,406
#*Denison Mines Corp. 26,129 54,922
*dentalcorp Holdings, Ltd. 27,786 187,174
Dexterra Group, Inc. 4,207 18,621
*Docebo, Inc. 90 4,095
Doman Building Materials
Group, Ltd. 63,422 374,449
DREAM Unlimited Corp. 30,645 629,850
Dundee Precious Metals, Inc. 198,886 2,020,321
Dye & Durham, Ltd. 16,212 221,440
Dynacor Group, Inc. 21,935 90,481
E-L Financial Corp., Ltd. 110 112,529
*Eldorado Gold Corp. 930 16,159
*Eldorado Gold Corp. 250,038 4,343,160
Endeavour Mining PLC 195,073 4,314,431
#*Endeavour Silver Corp. 46,645 235,091
*Endeavour Silver Corp. 29,045 146,689
Enerflex, Ltd. 10,190 67,356
Enerflex, Ltd. 116,648 769,871
#*Energy Fuels, Inc. 3,464 20,853

Dimensional International Small Cap ETF
continued
Shares Value †
CANADA — (Continued)
Enghouse Systems, Ltd. 48,692 $ 1,029,415
*Ensign Energy Services, Inc. 55,570 111,622
EQB, Inc. 29,458 2,257,400
#*Equinox Gold Corp. 28,578 157,861
#*Equinox Gold Corp. 403,000 2,232,620
#*ERO Copper Corp. 63,773 1,169,824
*ERO Copper Corp. 39,954 732,756
Evertz Technologies, Ltd. 16,456 139,775
*Exchange Income Corp. 20,497 805,058
Exco Technologies, Ltd. 20,289 122,117
Extendicare, Inc. 47,357 312,554
#Fiera Capital Corp. 60,197 419,321
Finning International, Inc. 154,705 4,510,356
*Firan Technology Group
Corp. 8,000 40,231
First Majestic Silver Corp. 91,355 674,374
#First Majestic Silver Corp. 196,218 1,448,089
Foraco International SA 5,763 9,344
*Fortuna Mining Corp. 112,356 558,576
*Fortuna Mining Corp. 283,019 1,406,604
*Galiano Gold, Inc. 940 1,607
Gamehost, Inc. 300 2,273
*GDI Integrated Facility
Services, Inc. 4,334 113,888
Gibson Energy, Inc. 177,229 2,936,970
*Global Atomic Corp. 2,022 1,567
*GoGold Resources, Inc. 141,825 162,789
#*Gran Tierra Energy, Inc. 29,750 188,020
*Gran Tierra Energy, Inc. 28,928 183,245
*Haivision Systems, Inc. 19,504 67,721
Hammond Manufacturing Co.,
Ltd., Class A 2,811 19,359
Hammond Power Solutions,
Inc. 5,105 441,924
Headwater Exploration, Inc. 258,822 1,273,732
*Heroux-Devtek, Inc. 15,224 351,126
High Liner Foods, Inc. 2,213 20,750
Hudbay Minerals, Inc. 489,748 4,383,245
Hudbay Minerals, Inc. 15,460 138,524
#*Hut 8 Corp. 5,204 82,171
*IAMGOLD Corp. 724,004 4,010,982
*IAMGOLD Corp. 29,165 161,731
*Illumin Holdings, Inc. 1,460 1,802
Information Services Corp. 4,378 91,709
Innergex Renewable Energy,
Inc. 134,816 882,042
InPlay Oil Corp. 7,700 10,440
*Interfor Corp. 59,966 825,530
ΩJamieson Wellness, Inc. 35,925 854,860
#*Journey Energy, Inc. 906 1,397
*K92 Mining, Inc. 268,250 1,781,983
K-Bro Linen, Inc. 5,969 140,666
*Kelt Exploration, Ltd. 158,071 740,488
*Knight Therapeutics, Inc. 65,016 263,058
*Kolibri Global Energy, Inc. 4,400 14,583
#*KP Tissue, Inc. 2,311 13,595
Lassonde Industries, Inc.,
Class A 2,561 324,160
*Laurentian Bank of Canada 61,794 1,156,130
Shares Value †
CANADA — (Continued)
Leon's Furniture, Ltd. 21,223 $ 408,489
#*Lightspeed Commerce, Inc. 112,224 1,696,827
*Lightspeed Commerce, Inc. 41,197 622,115
Linamar Corp. 42,811 1,749,663
#*Logan Energy Corp. 26,000 13,803
Lundin Gold, Inc. 53,258 1,286,414
*MAG Silver Corp. 9,799 167,465
*MAG Silver Corp. 21,266 363,701
Magellan Aerospace Corp. 3,184 23,824
Mainstreet Equity Corp. 3,193 477,157
*Major Drilling Group
International, Inc. 84,068 505,391
*Maple Leaf Foods, Inc. 65,889 995,461
Martinrea International, Inc. 70,588 521,580
*Mattr Corp. 72,633 633,087
*MDA Space, Ltd. 133,363 2,037,829
Medical Facilities Corp. 16,373 170,314
MEG Energy Corp. 240,944 4,399,028
Melcor Developments, Ltd. 585 5,451
Methanex Corp. 661 25,843
Methanex Corp., ADR 63,321 2,480,284
*Morguard Corp. 2,610 219,143
MTY Food Group, Inc. 26,554 852,273
Mullen Group, Ltd. 103,077 1,113,627
Neo Performance Materials,
Inc. 13,100 73,866
*New Gold, Inc. 641,784 1,764,906
*New Gold, Inc. 160,356 440,592
*NFI Group, Inc. 27,594 313,759
North American Construction
Group, Ltd. 7,621 148,838
North American Construction
Group, Ltd. 7,227 140,760
North West Co., Inc. (The) 53,094 1,996,238
Northland Power, Inc. 320,139 4,859,673
Nuvei Corp. 18,191 612,127
ΩNuvei Corp. 2,497 83,959
*NuVista Energy, Ltd. 125,065 1,003,068
*Obsidian Energy, Ltd. 18,557 105,218
*Obsidian Energy, Ltd. 1,808 10,247
OceanaGold Corp. 844,309 2,392,497
*Orezone Gold Corp. 45,000 24,535
#*Organigram Holdings, Inc. 55,822 95,456
*Orla Mining, Ltd. 214,868 1,031,218
*Osisko Gold Royalties, Ltd. 38,324 770,357
Osisko Gold Royalties, Ltd. 119,817 2,411,916
Paramount Resources, Ltd.,
Class A 44,900 865,177
Parex Resources, Inc. 107,194 994,310
Parkland Corp. 150,810 3,505,322
Pason Systems, Inc. 86,955 840,262
*Payfare, Inc. 18,126 26,787
Pet Valu Holdings, Ltd. 8,484 155,018
#Peyto Exploration &
Development Corp. 186,286 2,028,639
PHX Energy Services Corp. 5,410 36,210
Pizza Pizza Royalty Corp. 28,687 269,593
Polaris Renewable Energy,
Inc. 23,507 202,363

Dimensional International Small Cap ETF
continued
Shares Value †
CANADA — (Continued)
Pollard Banknote, Ltd. 6,827 $ 116,367
*Precision Drilling Corp. 6,273 376,349
*Precision Drilling Corp. 14,671 880,994
Premium Brands Holdings
Corp. 33,972 2,118,817
Primo Water Corp. 152,550 4,001,386
Primo Water Corp. 12,841 336,789
*Profound Medical Corp. 280 2,052
*Profound Medical Corp. 908 6,612
Pulse Seismic, Inc. 276 473
*Quarterhill, Inc. 102,079 117,900
Quebecor, Inc., Class B 96,893 2,409,900
#*Real Matters, Inc. 24,578 124,305
Richelieu Hardware, Ltd. 28,141 740,696
Rogers Sugar, Inc. 98,459 392,720
#*Roots Corp. 120 174
Russel Metals, Inc. 46,967 1,306,296
Sandstorm Gold, Ltd. 40,238 243,631
Sandstorm Gold, Ltd. 208,396 1,260,796
*Sangoma Technologies Corp. 13,414 81,796
*Saturn Oil Gas, Inc. 36,471 57,822
Savaria Corp. 46,274 740,278
Secure Energy Services, Inc. 227,704 2,533,584
Sienna Senior Living, Inc. 93,950 1,160,600
*SilverCrest Metals, Inc. 120,548 1,228,873
*SilverCrest Metals, Inc. 108,214 1,100,536
Softchoice Corp. 15,813 238,224
*Source Energy Services, Ltd. 2,000 17,978
*Spartan Delta Corp. 60,006 145,931
Ω*Spin Master Corp. 25,115 530,965
Sprott, Inc. 3,902 172,461
Sprott, Inc. 9,025 399,176
SSR Mining, Inc. 108,756 670,972
Stelco Holdings, Inc. 30,952 1,512,794
Stella-Jones, Inc. 75,105 4,535,556
Ω#*STEP Energy Services,
Ltd. 140 345
StorageVault Canada, Inc. 182,431 532,655
Superior Plus Corp. 133,836 633,680
Supremex, Inc. 271 797
Surge Energy, Inc. 19,443 82,155
Sylogist, Ltd. 19,260 151,709
Taiga Building Products, Ltd. 188 514
Tamarack Valley Energy, Ltd. 563,584 1,677,875
*Taseko Mines, Ltd. 127,862 283,435
*Taseko Mines, Ltd. 326,327 727,709
TELUS Corp. 2,206 34,832
#*TELUS International CDA,
Inc. 21,494 81,462
*TELUS International CDA,
Inc. 1,206 4,594
*Tenaz Energy Corp. 600 4,184
*TerrAscend Corp. 20,000 19,943
TerraVest Industries, Inc. 13,376 956,984
#*Tidewater Midstream and
Infrastructure, Ltd. 1,356 282
#*Tilray Brands, Inc. 37,503 61,341
*Tilray Brands, Inc. 65,596 107,577
*Torex Gold Resources, Inc. 109,965 2,368,987
Shares Value †
CANADA — (Continued)
Total Energy Services, Inc. 20,195 $ 139,371
*Touchstone Exploration, Inc. 4,232 1,731
Tourmaline Oil Corp. 7,983 367,609
TransAlta Corp. 1,110 11,594
#TransAlta Corp. 170,524 1,778,565
Transcontinental, Inc., Class A 86,729 1,070,152
*<Trevali Mining Corp. 404 –
Trican Well Service, Ltd. 306,628 1,016,264
#Triple Flag Precious Metals
Corp. 10,252 175,482
Triple Flag Precious Metals
Corp. 13,258 227,375
*Trisura Group, Ltd. 56,452 1,668,512
*Valeura Energy, Inc. 22,385 72,585
Vecima Networks, Inc. 1,891 27,131
Veren, Inc. 34,481 177,358
Veren, Inc. 507,792 2,620,207
Vermilion Energy, Inc. 9,656 89,913
Vermilion Energy, Inc. 71,432 666,461
VersaBank 8,175 122,625
*VerticalScope Holdings, Inc. 8,300 46,860
#*Victoria Gold Corp. 14,800 5,096
*Viemed Healthcare, Inc. 5,448 46,580
*Vitalhub Corp. 27,384 200,378
Wajax Corp. 30,265 536,496
*Wall Financial Corp. 10 136
*Well Health Technologies
Corp. 236,023 750,086
*Wesdome Gold Mines, Ltd. 183,981 1,610,221
*Western Forest Products, Inc. 152,219 54,054
Westshore Terminals
Investment Corp. 35,645 588,394
#Whitecap Resources, Inc. 702,039 5,232,745
Winpak, Ltd. 17,559 624,916
*Xtract One Technologies, Inc. 4,734 2,241
Yellow Pages, Ltd. 636 4,585
TOTAL CANADA 245,561,486
CHINA — (0.0%)
SIIC Environment Holdings,
Ltd. 66,500 8,294
TOTAL CHINA 8,294
DENMARK — (2.5%)
*ALK-Abello A/S 113,024 2,638,891
Alm Brand A/S 754,884 1,463,629
*Ambu A/S, Class B 185,065 3,418,475
*Bang & Olufsen A/S 16,553 22,143
*Bavarian Nordic A/S 74,928 2,341,653
#*Bioporto A/S 21,781 6,183
cBrain A/S 4,152 105,523
Chemometec A/S 10,639 619,451
Columbus A/S 50,812 79,880
D/S Norden A/S 33,645 1,151,872
*Demant A/S 39,527 1,447,608
DFDS A/S 26,260 596,301
FLSmidth & Co. A/S 44,403 2,310,007
Foroya Banki P/F 1,717 40,863
#*GN Store Nord A/S 103,731 2,013,483
#GronlandsBANKEN A/S 4 393

Dimensional International Small Cap ETF
continued
Shares Value †
DENMARK — (Continued)
H Lundbeck A/S 186,718 $ 1,213,812
H Lundbeck A/S, Class A 26,357 137,349
#*H+H International A/S, Class
B 16,283 199,569
#Harboes Bryggeri A/S, Class
B 744 16,407
#ISS A/S 165,227 3,167,475
Jeudan A/S 1,399 47,856
Jyske Bank A/S, Registered 42,453 2,955,047
Matas A/S 30,496 545,114
*MT Hoejgaard Holding A/S 991 31,880
Ω*Netcompany Group A/S 36,858 1,749,024
*Nilfisk Holding A/S 12,400 207,932
*NKT A/S 45,780 4,264,835
Ω#*NNIT A/S 8,225 124,513
#*NTG Nordic Transport
Group A/S 2,226 89,915
Per Aarsleff Holding A/S 11,296 665,104
Ringkjoebing Landbobank A/S 24,319 3,996,558
ROCKWOOL A/S, Class A 779 333,374
ROCKWOOL A/S, Class B 5,058 2,174,882
Royal Unibrew A/S 42,432 3,165,438
*RTX A/S 98 1,061
ΩScandinavian Tobacco
Group A/S 50,357 754,994
Schouw & Co. A/S 10,684 883,341
SP Group A/S 5,952 272,477
Spar Nord Bank A/S 63,861 1,227,032
Sparekassen Sjaelland-Fyn
A/S 11,382 341,297
Sydbank A/S 63,496 3,013,078
*TCM Group A/S 789 8,568
Tivoli A/S 26 2,566
#TORM PLC, Class A 49,910 1,298,251
*Trifork Group AG 758 10,383
Vestjysk Bank A/S 178,970 108,112
*Zealand Pharma A/S 13,525 1,556,272
TOTAL DENMARK 52,819,871
FINLAND — (2.7%)
*Afarak Group SE 8,843 2,554
Aktia Bank OYJ 37,823 380,649
Alandsbanken Abp, Class B 195 7,092
Alma Media OYJ 191 2,302
Anora Group OYJ 17,185 64,180
Aspo OYJ 646 3,956
Atria OYJ 1,302 16,255
Bittium OYJ 4,530 30,983
*Cargotec OYJ, Class B 57,385 3,462,625
Citycon OYJ 8,373 32,343
Digia OYJ 56 394
Elisa OYJ 108,664 5,162,398
ΩEnento Group OYJ 12,575 253,654
*Enersense International OYJ 4 13
eQ OYJ 732 10,768
Evli OYJ, Class B 16 321
#*Finnair OYJ 16,057 40,643
Fiskars OYJ Abp 18,992 315,877
F-Secure OYJ 4,370 8,938
Shares Value †
FINLAND — (Continued)
Gofore OYJ 2,592 $ 62,752
Harvia OYJ 15,241 753,686
#*HKFoods OYJ, Class A 1,545 1,396
Huhtamaki OYJ 83,806 3,279,053
*Kalmar OYJ, Class B 20,545 638,469
Kamux Corp. 12,960 48,330
Kemira OYJ 75,893 1,608,311
Kesko OYJ, Class A 1,738 36,228
Kesko OYJ, Class B 283,289 6,048,005
*Kojamo OYJ 112,013 1,100,539
Konecranes OYJ 63,996 4,401,371
Lassila & Tikanoja OYJ 7,901 74,197
*Lindex Group OYJ 58,309 164,271
Mandatum OYJ 390,261 1,798,122
Marimekko OYJ 16,566 229,846
#Metsa Board OYJ 28 202
#Metsa Board OYJ 128,669 689,505
#Metso OYJ 344,379 3,254,946
#NoHo Partners OYJ 1,142 8,902
#Nokian Renkaat OYJ 156,347 1,294,079
Olvi OYJ, Class A 10,579 341,106
#Oma Saastopankki OYJ 2,515 31,127
*Optomed Oy 13,372 54,803
Oriola OYJ, Class B 79,181 78,140
Orion OYJ, Class A 4,006 193,752
Orion OYJ, Class B 99,180 4,807,664
Outokumpu OYJ 360,000 1,286,621
Pihlajalinna OYJ 486 5,567
Ponsse OYJ 172 4,257
Puuilo OYJ 72,602 727,116
*QT Group OYJ 20,082 1,521,776
Raisio OYJ, Class V 99,779 251,313
*Remedy Entertainment OYJ 453 7,731
Revenio Group OYJ 5,134 164,424
Sampo OYJ, Class A 27,120 1,198,319
Sanoma OYJ 59,399 466,236
Scanfil OYJ 7,253 62,285
Siili Solutions OYJ 20 133
*SRV Group OYJ 36 192
Stora Enso OYJ, Class R 298,432 3,311,195
Suominen OYJ 124 326
#Taaleri PLC 17,339 148,333
#Talenom OYJ 2,285 8,993
ΩTerveystalo OYJ 75,369 815,786
TietoEVRY OYJ 98,650 1,831,394
#Tokmanni Group Corp. 39,271 446,809
Vaisala OYJ, Class A 10,486 508,300
#Valmet OYJ 143,106 3,652,574
#*WithSecure OYJ 23,716 19,697
*YIT OYJ 118,506 335,019
TOTAL FINLAND 57,569,143
FRANCE — (5.0%)
#ABC arbitrage 21,555 114,782
Accor SA 25,545 1,155,350
#*Air France-KLM 15,362 150,566
AKWEL SADIR 3,768 38,044
*Alstom SA 259,479 5,650,952
Alten SA 23,395 1,973,479

Dimensional International Small Cap ETF
continued
Shares Value †
FRANCE — (Continued)
Ω*Aramis Group SAS 4,848 $ 33,264
Arkema SA 55,225 4,817,371
#Assystem SA 4,225 174,759
Aubay 5,206 254,334
*Axway Software SA 744 22,455
#*Bastide le Confort Medical 131 2,560
Beneteau SACA 8,095 88,410
Boiron SA 275 9,748
#Bonduelle SCA 22,588 164,301
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 218
#Catana Group 5,523 26,622
CBo Territoria 132 516
*Cegedim SA 3,196 40,422
Cie des Alpes 16,430 267,914
Coface SA 137,573 2,213,451
Derichebourg SA 99,033 559,077
*Eagle Football Group 44 105
Eiffage SA 14,111 1,309,210
Ω#*Elior Group SA 206,350 940,449
Elis SA 171,152 3,864,861
#Equasens 3,336 175,834
Eramet SA 13,722 805,196
Esso SA Francaise 4,894 549,380
Etablissements Maurel et
Prom SA 85,743 446,815
Eurazeo SE 5,769 438,104
*Euroapi SA 3,710 14,387
#*Eutelsat Communications
SACA 4,825 20,125
*Exail Technologies SA 242 4,729
*Exclusive Networks SA 13,813 354,656
Exel Industries SA, Class A 4 209
Fnac Darty SA 11,086 309,312
Forvia SE 49,769 468,778
Gaztransport Et Technigaz SA 41,687 6,037,331
Getlink SE 81,130 1,372,704
GL Events SACA 7,299 152,460
Groupe Crit SA 12 951
Guerbet 9,907 341,487
*Haulotte Group SA 146 428
*HEXAOM SA 24 651
*ID Logistics Group SACA 4,331 1,925,443
Imerys SA 33,351 1,074,636
#Infotel SA 2,133 98,417
#*Innate Pharma SA 26,317 49,428
Interparfums SA 8,509 387,062
Ipsen SA 265 32,193
IPSOS SA 45,321 2,218,053
#Jacquet Metals SACA 8,969 154,431
*JCDecaux SE 44,396 835,278
Kaufman & Broad SA 8,411 310,010
ΩLa Francaise des Jeux
SAEM 69,855 2,969,810
Laurent-Perrier 98 10,693
Lectra 2,651 73,390
Linedata Services 4 351
LISI SA 13,034 315,552
Shares Value †
FRANCE — (Continued)
LNA Sante SA 1,605 $ 42,081
Ω#Maisons du Monde SA 8,778 38,072
Manitou BF SA 4,569 86,012
Mersen SA 25,336 585,877
Metropole Television SA 27,131 340,496
Ω#*Neoen SA 35,709 1,529,372
#Neurones 2,163 109,429
Nexans SA 50,375 6,972,905
*Nexity SA 56,318 871,265
NRJ Group 1,748 14,195
Oeneo SA 230 2,467
Opmobility 4,811 46,903
#*OVH Groupe SAS 693 6,560
#*Pierre Et Vacances SA 111,432 172,511
*Pluxee NV 58,480 1,217,077
*Prodways Group SA 386 219
Quadient SA 27,831 485,851
*Remy Cointreau SA 3,188 198,491
Rexel SA 216,421 5,916,211
Robertet SA 296 299,178
Rubis SCA 103,808 2,533,470
Savencia SA 382 20,985
SCOR SE 141,236 3,028,315
SEB SA 26,212 2,743,252
Seche Environnement SACA 2,271 224,607
SES SA 329,879 1,313,628
Ω#*SMCP SA 8,290 24,750
Societe BIC SA 22,024 1,604,380
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 19 2,228
*Societe LDC SADIR 4,358 317,325
*SOITEC 3,261 256,494
Sopra Steria Group 13,273 2,533,241
SPIE SA 141,018 5,079,716
Ω*SRP Groupe SA 858 1,025
Stef SA 2,749 410,062
Sword Group 3,120 120,924
*Synergie SE 36 1,192
Technip Energies NV 165,648 4,107,436
Teleperformance SE 54,889 5,774,277
Television Francaise 1 SA 64,178 529,179
TFF Group 1,134 36,688
Thermador Groupe 5,298 410,675
#Trigano SA 8,112 1,100,846
*Ubisoft Entertainment SA 22,632 335,017
Valeo SE 209,792 2,026,153
*Vallourec SACA 230,835 3,771,609
ΩVerallia SA 33,943 972,106
Vetoquinol SA 1,216 105,480
#Vicat SACA 17,448 644,987
VIEL & Cie SA 64 747
Virbac SACA 1,000 377,262
*Viridien 12,331 513,061
#*Voltalia SA, Registered 43,641 402,245
Vranken-Pommery Monopole
SA 12 179
#VusionGroup 1,312 205,679

Dimensional International Small Cap ETF
continued
Shares Value †
FRANCE — (Continued)
Wavestone 3,400 $ 179,946
Ω*Worldline SA 47,036 327,834
Ω*X-Fab Silicon Foundries SE 30,854 146,447
TOTAL FRANCE 106,940,123
GERMANY — (5.8%)
1&1 AG 39,821 559,416
7C Solarparken AG 73,552 159,543
*About You Holding SE 5,572 18,541
Adesso SE 399 29,066
Adtran Networks SE 9,256 196,553
AIXTRON SE 53,737 850,005
All for One Group SE 437 24,101
AlzChem Group AG 5,575 315,939
Amadeus Fire AG 3,625 308,934
Atoss Software SE 8,294 1,091,328
ΩAumann AG 7,836 85,241
Aurubis AG 27,802 2,177,714
Ω#*Auto1 Group SE 69,820 712,139
*Basler AG 6,358 36,998
*BayWa AG 4 100
#*BayWa AG 2,011 22,051
Bechtle AG 72,333 2,462,641
ΩBefesa SA 25,307 586,854
Bijou Brigitte AG 2,666 101,302
Bilfinger SE 28,455 1,362,341
*Borussia Dortmund GmbH &
Co. KGaA 59,379 219,824
Brenntag SE 750 48,724
ΩBrockhaus Technologies AG 55 1,552
CANCOM SE 23,600 629,258
#Carl Zeiss Meditec AG 12,763 798,112
*CECONOMY AG 130,415 419,090
CENIT AG 763 7,869
Cewe Stiftung & Co KGaA 4,378 469,593
CompuGroup Medical SE &
Co KgaA 12,074 178,401
CTS Eventim AG & Co. KGaA 47,707 4,995,430
Dermapharm Holding SE 16,647 563,870
Deutsche Wohnen SE 6,901 175,314
Deutz AG 101,693 450,443
*DFV Deutsche
Familienversicherung AG 21 148
Draegerwerk AG & Co. KGaA 634 28,564
Duerr AG 64,069 1,482,940
ΩDWS Group GmbH & Co.
KGaA 43,786 1,871,022
Eckert & Ziegler SE 16,926 720,693
EDAG Engineering Group AG 90 782
Elmos Semiconductor SE 8,262 492,432
ElringKlinger AG 17,345 77,205
*Encavis AG 53,414 1,009,004
Energiekontor AG 1,300 69,156
Evonik Industries AG 33,061 726,107
#*Evotec SE 45,924 353,488
Fielmann Group AG 13,834 693,119
flatexDEGIRO AG 129,430 1,896,956
FORTEC Elektronik AG 12 249
Shares Value †
GERMANY — (Continued)
#*Fraport AG Frankfurt Airport
Services Worldwide 44,279 $ 2,389,146
Freenet AG 137,293 4,069,111
Friedrich Vorwerk Group SE 16,925 550,319
FUCHS SE 14,858 531,501
GEA Group AG 192,723 9,473,893
Gerresheimer AG 41,887 3,524,272
#Gesco SE 1,639 24,911
GFT Technologies SE 15,779 346,891
*Grammer AG 12 89
*Grand City Properties SA 100,025 1,320,477
H&R GmbH & Co. KGaA 1,924 7,708
Hamburger Hafen und Logistik
AG 11,142 194,750
Hawesko Holding SE 104 2,676
*Heidelberger Druckmaschinen
AG 253,131 263,269
#*HelloFresh SE 190,113 2,089,755
#Hensoldt AG 51,730 1,754,454
*Highlight Communications AG 18 19
HOCHTIEF AG 11,807 1,440,769
Hornbach Holding AG & Co.
KGaA 10,115 882,898
HUGO BOSS AG 52,347 2,391,421
Indus Holding AG 15,055 334,243
Init Innovation in Traffic
Systems SE 695 28,747
ΩInstone Real Estate Group
SE 37,429 333,204
IVU Traffic Technologies AG 1,148 16,140
Jenoptik AG 58,547 1,366,569
ΩJOST Werke SE 10,127 476,055
K+S AG, Registered 140,578 1,700,928
KION Group AG 53,011 2,051,125
Kloeckner & Co. SE 31,693 161,715
Knaus Tabbert AG 1,672 40,933
#Kontron AG 35,507 596,338
Krones AG 13,187 1,712,244
KWS Saat SE & Co. KGaA 8,363 575,625
LANXESS AG 108,347 3,126,514
*LEG Immobilien SE 86,811 8,182,444
#*LPKF Laser & Electronics
SE 7,440 69,787
*Medios AG 12,079 197,752
METRO AG 83,233 389,911
MLP SE 37,217 241,619
#Mutares SE & Co. KGaA 19,882 530,987
#*Nagarro SE 3,174 308,575
Nexus AG 2,407 125,823
#*Nordex SE 26,815 379,907
Norma Group SE 32,850 455,066
*Pentixapharm Holding AG 16,864 64,995
Pfeiffer Vacuum Technology
AG 953 159,125
ProCredit Holding AG 22,301 196,109
#ProSiebenSat.1 Media SE 201,306 1,234,792
#*PSI Software SE 1,483 34,293
Puma SE 118,409 5,370,833
#*PVA TePla AG 30,169 379,933

Dimensional International Small Cap ETF
continued
Shares Value †
GERMANY — (Continued)
*q.beyond AG 21,858 $ 18,035
*QIAGEN NV, ADR 50,695 2,134,260
Rational AG 30 29,312
RTL Group SA 47,740 1,515,992
SAF-Holland SE 1,262 19,483
#Salzgitter AG 18,016 274,413
*Schaeffler AG 25,489 127,098
Schloss Wachenheim AG 12 195
ΩScout24 SE 8,238 707,882
*SFC Energy AG 1,990 40,271
#*SGL Carbon SE 16,373 83,277
Siltronic AG 26,128 1,477,857
Sixt SE 9,887 779,273
#SMA Solar Technology AG 6,313 109,865
Stabilus SE 11,023 435,004
STRATEC SE 6,844 266,743
Stroeer SE & Co. KGaA 31,372 1,856,210
Suedzucker AG 69,324 830,133
SUSS MicroTec SE 8,621 514,765
*TAG Immobilien AG 235,793 3,908,935
Takkt AG 20,657 201,387
Ω*TeamViewer SE 214,473 3,093,305
Technotrans SE 30 526
thyssenkrupp AG 651,768 2,266,410
*TUI AG 365,221 3,030,853
United Internet AG 96,967 1,974,901
Verbio SE 8,596 131,584
Vossloh AG 7,549 364,702
#Wacker Chemie AG 23,176 1,945,948
Wacker Neuson SE 35,232 541,613
Washtec AG 2,989 127,528
*Westwing Group SE 1,755 13,566
Wuestenrot &
Wuerttembergische AG 35,580 461,210
Ω*Zalando SE 115,577 3,465,641
Zeal Network SE 2,836 122,232
TOTAL GERMANY 124,451,221
HONG KONG — (1.7%)
*Aidigong Maternal & Child
Health, Ltd. 3,933 1,113
Analogue Holdings, Ltd. 2,000 255
ASMPT, Ltd. 126,100 1,376,258
*Bank of East Asia, Ltd. (The) 663,166 823,157
Bright Smart Securities &
Commodities Group, Ltd. 1,736,000 500,185
Cafe de Coral Holdings, Ltd. 176,000 188,578
*Central New Energy Holding
Group, Ltd. 144,000 149,475
Chow Sang Sang Holdings
International, Ltd. 365,000 300,473
CITIC Telecom International
Holdings, Ltd. 2,719,000 779,915
*C-Mer Medical Holdings, Ltd. 266,000 78,352
#*Cowell e Holdings, Inc. 438,000 1,357,764
ΩCrystal International Group,
Ltd. 261,500 143,626
Dah Sing Banking Group, Ltd. 331,200 311,842
Shares Value †
HONG KONG — (Continued)
Dah Sing Financial Holdings,
Ltd. 151,200 $ 493,991
Dream International, Ltd. 78,000 48,359
Emperor Watch & Jewellery,
Ltd. 10,000 225
*Energy International
Investments Holdings, Ltd. 472,000 30,053
*Esprit Holdings, Ltd. 470,000 8,222
ΩESR Group, Ltd. 1,558,800 2,117,324
Fairwood Holdings, Ltd. 500 450
*Far East Consortium
International, Ltd. 1,211,900 180,825
First Pacific Co., Ltd. 1,244,000 699,254
Ω#*FIT Hon Teng, Ltd. 2,034,000 693,314
Ω#*Fosun Tourism Group 132,800 61,665
Ω*Frontage Holdings Corp. 94,000 9,673
FSE Lifestyle Services, Ltd. 16,000 11,937
Giordano International, Ltd. 622,000 136,811
Great Eagle Holdings, Ltd. 161,031 237,371
*Greentech Technology
International, Ltd. 168,000 6,051
Guoco Group, Ltd. 2,000 18,908
#Guotai Junan International
Holdings, Ltd. 2,434,000 360,041
Hang Lung Group, Ltd. 730,000 955,881
*Hang Lung Properties, Ltd. 2,281,704 1,919,421
HKBN, Ltd. 481,500 212,434
*HKR International, Ltd. 800 103
*Hong Kong Technology
Venture Co., Ltd. 229,678 42,837
*Hongkong & Shanghai Hotels,
Ltd. (The) 208,000 147,150
ΩHonma Golf, Ltd. 500 230
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 968,000 118,286
Hysan Development Co., Ltd. 337,000 547,911
IGG, Inc. 583,000 308,957
*ITC Properties Group, Ltd. 1,000 37
Jacobson Pharma Corp., Ltd. 4,000 329
JBM Healthcare, Ltd. 1,018 126
Johnson Electric Holdings, Ltd. 324,719 492,024
Karrie International Holdings,
Ltd. 118,000 12,446
Kerry Logistics Network, Ltd. 122,000 114,399
Kerry Properties, Ltd. 303,500 641,791
Kowloon Development Co.,
Ltd. 205,188 103,724
KRP Development Holdings,
Ltd. 500 42
Luk Fook Holdings
International, Ltd. 354,000 678,457
Man Wah Holdings, Ltd. 966,800 701,373
#*Melco International
Development, Ltd. 578,000 355,377
*Midland Holdings, Ltd. 64,000 7,162
Modern Dental Group, Ltd. 191,000 92,129
#*Mongolian Mining Corp. 777,000 880,501
*NagaCorp., Ltd. 511,112 209,720
*NEW Concepts Holdings, Ltd. 192,000 2,544

Dimensional International Small Cap ETF
continued
Shares Value †
HONG KONG — (Continued)
*New Focus Auto Tech
Holdings, Ltd. 5,504,000 $ 33,982
#New World Development
Co., Ltd. 1,017,000 1,022,965
#Nissin Foods Co., Ltd. 126,000 72,770
Oriental Watch Holdings 194,000 86,090
Pacific Basin Shipping, Ltd. 5,604,000 1,542,570
Pacific Textiles Holdings, Ltd. 400,000 82,836
PAX Global Technology, Ltd. 300,000 199,115
PCCW, Ltd. 2,015,000 1,106,715
Pentamaster International, Ltd. 8,000 700
Perfect Medical Health
Management, Ltd. 104,000 34,513
Pico Far East Holdings, Ltd. 52,000 12,307
Plover Bay Technologies, Ltd. 80,000 55,567
*Public Financial Holdings, Ltd. 2,000 427
#Sa Sa International Holdings,
Ltd. 134,000 11,720
*Samson Holding, Ltd. 4,000 247
ΩSamsonite International SA 682,200 1,602,307
#*Shandong Hi-Speed
Holdings Group, Ltd. 192,000 138,794
Shangri-La Asia, Ltd. 696,000 500,442
*Shun Tak Holdings, Ltd. 568,000 48,950
SITC International Holdings
Co., Ltd. 63,000 178,277
*SJM Holdings, Ltd. 640,249 219,884
SmarTone
Telecommunications Holdings,
Ltd. 222,000 120,789
#*Solomon Systech
International, Ltd. 506,000 37,099
Stella International Holdings,
Ltd. 460,500 863,615
*SUNeVision Holdings, Ltd. 412,000 206,148
Tai Hing Group Holdings, Ltd. 2,000 170
*Television Broadcasts, Ltd. 239,200 99,995
Texhong International Group,
Ltd. 79,500 43,153
Theme International Holdings,
Ltd. 2,730,000 136,949
*TOM Group, Ltd. 2,000 131
#*Tongda Group Holdings, Ltd. 3,630,000 43,890
Town Health International
Medical Group, Ltd. 650,000 20,818
*Transport International
Holdings, Ltd. 36,803 39,575
Tycoon Group Holdings, Ltd. 22,000 10,867
United Laboratories
International Holdings, Ltd.
(The) 800,000 1,086,643
Value Partners Group, Ltd. 1,250,000 291,019
Vesync Co., Ltd. 145,000 73,858
Vitasoy International Holdings,
Ltd. 446,000 505,410
Viva Goods Company, Ltd. 360,000 28,247
*Vobile Group, Ltd. 221,000 99,493
Ω#*VPower Group
International Holdings, Ltd. 586,000 14,774
Shares Value †
HONG KONG — (Continued)
VSTECS Holdings, Ltd. 678,000 $ 392,442
VTech Holdings, Ltd. 139,300 1,035,648
*Wang On Group, Ltd. 920,000 2,367
Wynn Macau, Ltd. 803,600 634,660
*Xingye Alloy Materials Group,
Ltd. 1,000 129
*Xinyi Glass Holdings, Ltd. 1,726,072 1,958,216
Yue Yuen Industrial Holdings,
Ltd. 523,000 1,100,571
*Yunfeng Financial Group, Ltd. 2,000 288
*<Zensun Enterprises, Ltd. 378,000 6,029
TOTAL HONG KONG 35,475,029
IRELAND — (0.3%)
Bank of Ireland Group PLC 47,960 440,596
Cairn Homes PLC 982,105 2,276,378
Dalata Hotel Group PLC 219,966 1,022,087
FBD Holdings PLC 4,707 64,388
Glanbia PLC 139,876 2,315,803
Ω*Glenveagh Properties PLC 327,464 568,816
Irish Continental Group PLC 30,621 169,542
*Permanent TSB Group
Holdings PLC 21,711 34,177
TOTAL IRELAND 6,891,787
ISRAEL — (0.8%)
*AFI Properties, Ltd. 80 3,828
#Africa Israel Residences, Ltd. 5,229 364,684
*Alarum Technologies, Ltd. 55,321 70,983
#*Alarum Technologies, Ltd.,
ADR 335 4,255
*Alrov Properties and
Lodgings, Ltd. 48 1,826
Arad, Ltd. 4,974 68,409
*Argo Properties NV 7,184 183,398
Ashdod Refinery, Ltd. 3,656 58,541
Atreyu Capital Markets, Ltd. 3,323 55,145
AudioCodes, Ltd. 25,777 237,406
AudioCodes, Ltd. 1,673 15,621
Aura Investments, Ltd. 118,031 599,794
Automatic Bank Services, Ltd. 8,991 43,382
*Avgol Industries 1953, Ltd. 1,020 349
*Azorim-Investment
Development & Construction
Co., Ltd. 46,230 243,947
#*Bet Shemesh Engines
Holdings 1997, Ltd. 7,003 553,928
#*BioLine RX, Ltd. 99,154 3,075
Blue Square Real Estate, Ltd. 2,277 182,603
*Brack Capital Properties NV 12 922
Carasso Motors, Ltd. 19,040 105,102
*Cellcom Israel, Ltd. 68,714 324,935
*Clal Insurance Enterprises
Holdings, Ltd. 19,186 367,729
Danel Adir Yeoshua, Ltd. 4,164 417,413
*Delek Automotive Systems,
Ltd. 20,680 127,811
Delta Galil, Ltd. 5,966 266,332
#Delta Israel Brands, Ltd. 1,536 25,929

Dimensional International Small Cap ETF
continued
Shares Value †
ISRAEL — (Continued)
*Doral Group Renewable
Energy Resources, Ltd. 76,299 $ 292,477
#*Duniec Brothers, Ltd. 1,727 115,506
*El Al Israel Airlines 212,139 411,814
*Electra Consumer Products
1970, Ltd. 8,529 170,790
#Electra Real Estate, Ltd. 16,894 180,867
#*Electreon Wireless, Ltd. 5,746 346,981
*Enlight Renewable Energy,
Ltd. 1 10
*Equital, Ltd. 5,861 211,973
FMS Enterprises Migun, Ltd. 651 23,963
Formula Systems 1985, Ltd. 5,694 487,374
Fox Wizel, Ltd. 5,257 385,748
*Gilat Satellite Networks, Ltd. 27,160 140,922
*Hagag Group Real Estate
Development 14,008 66,728
Hilan, Ltd. 1,900 104,018
IDI Insurance Co., Ltd. 8,301 282,920
Inrom Construction Industries,
Ltd. 60,634 217,193
#*Intercure, Ltd. 13,830 24,463
#Israel Canada T.R, Ltd. 58,662 219,851
*Israel Land Development Co.,
Ltd. (The) 14,804 131,779
Isras Investment Co., Ltd. 699 148,773
Issta, Ltd. 7,246 164,875
*Kamada, Ltd. 18,224 104,606
*Kamada, Ltd. 264 1,530
Kardan Real Estate Enterprise
& Development, Ltd. 59,025 75,073
Kerur Holdings, Ltd. 36 637
#Kvutzat Acro, Ltd. 19,917 273,606
Lapidoth Capital, Ltd. 3,591 59,305
#Levinstein Properties, Ltd. 294 4,837
M Yochananof & Sons, Ltd. 3,262 194,103
Magic Software Enterprises,
Ltd. 28,692 321,637
Magic Software Enterprises,
Ltd. 108 1,219
*Malam - Team, Ltd. 2,088 36,492
Matrix IT, Ltd. 4,218 84,667
Max Stock, Ltd. 36,552 96,536
#Maytronics, Ltd. 52,559 131,633
Mediterranean Towers, Ltd. 55,914 119,573
Mega Or Holdings, Ltd. 9,492 266,169
Meitav Investment House, Ltd. 14,462 77,164
*Meshek Energy Renewable
Energies, Ltd. 49,135 29,040
Meshulam Levinstein
Contracting & Engineering,
Ltd. 844 68,654
Migdal Insurance & Financial
Holdings, Ltd. 34,902 56,819
*Naphtha Israel Petroleum
Corp., Ltd. 9,069 53,431
*Nayax, Ltd. 3,966 116,619
*Neto Malinda Trading, Ltd. 2,915 54,000
Shares Value †
ISRAEL — (Continued)
Next Vision Stabilized
Systems, Ltd. 70,175 $ 798,377
#Oil Refineries, Ltd. 790,445 201,578
One Software Technologies,
Ltd. 15,149 223,941
#*OY Nofar Energy, Ltd. 6,967 162,028
Palram Industries 1990, Ltd. 7,474 140,613
#*Partner Communications
Co., Ltd. 68,693 291,967
Paz Retail and Energy, Ltd. 6,000 678,446
*Perion Network, Ltd. 17,596 142,992
Plasson Industries, Ltd. 1,653 62,878
*Pluri, Inc. 16 74
Prashkovsky Investments and
Construction, Ltd. 7,599 208,008
*Priortech, Ltd. 14,011 598,882
Qualitau, Ltd. 3,347 137,516
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 5,716 345,322
*Rani Zim Shopping Centers,
Ltd. 21,124 17,302
Rapac Communication &
Infrastructure, Ltd. 20 139
Retailors, Ltd. 4,923 88,658
Sano-Brunos Enterprises, Ltd.,
Class 1 103 8,423
*Scope Metals Group, Ltd. 6,942 215,262
#*Shikun & Binui Soltec
Renewable Energy 162,436 112,375
Suny Cellular Communication,
Ltd. 424 118
Tadiran Group, Ltd. 2,369 124,754
ΩTamar Petroleum, Ltd. 27,115 160,331
*TAT Technologies, Ltd. 3,526 65,225
Tel Aviv Stock Exchange, Ltd. 80,292 805,946
#Telsys, Ltd. 576 27,900
#Turpaz Industries, Ltd. 18,420 87,253
*Veridis Environment, Ltd. 4,358 28,425
TOTAL ISRAEL 16,418,455
ITALY — (4.4%)
A2A SpA 1,948,829 4,443,053
*Abitare In SpA 7,354 33,372
ACEA SpA 21,910 414,361
Alerion Cleanpower SpA 48 798
Amplifon SpA 90,655 2,529,376
ΩAnima Holding SpA 208,947 1,265,782
Ariston Holding NV 14,274 59,910
Arnoldo Mondadori Editore
SpA 91,291 241,828
Ascopiave SpA 59,677 183,351
Avio SpA 4,991 64,371
Azimut Holding SpA 111,870 2,764,231
Banca Generali SpA 55,138 2,438,712
Banca IFIS SpA 32,188 769,484
Banca Mediolanum SpA 131,726 1,627,430
Banca Monte dei Paschi di
Siena SpA 1,167,244 6,376,624
Banca Popolare di Sondrio
SPA 416,098 3,101,164

Dimensional International Small Cap ETF
continued
Shares Value †
ITALY — (Continued)
Banca Profilo SpA 1,324 $ 276
ΩBanca Sistema SpA 200 328
Banco BPM SpA 116,365 782,749
Banco di Desio e della Brianza
SpA 8,757 50,767
#BF SpA 16,734 77,029
Biesse SpA 12,723 107,739
BPER Banca SPA 1,207,438 7,340,766
Brembo NV 112,657 1,178,905
Brunello Cucinelli SpA 37,880 3,734,086
Buzzi SpA 98,147 3,833,776
Cairo Communication SpA 65,404 155,857
ΩCarel Industries SpA 35,495 728,312
Cembre SpA 2,862 118,847
Cementir Holding NV 43,393 449,424
*CIR SpA-Compagnie
Industriali 600,857 377,692
Credito Emiliano SpA 87,419 943,367
d'Amico International Shipping
SA 64,211 344,370
Danieli & C Officine
Meccaniche SpA 9,695 262,081
Danieli & C Officine
Meccaniche SpA 45,081 909,343
Datalogic SpA 19,254 123,955
De' Longhi SpA 1,438 44,899
DiaSorin SpA 7,424 805,984
#Digital Value SpA 1,518 18,029
Elica SpA 92 173
Emak SpA 30,699 32,328
ΩEnav SpA 205,848 870,224
ERG SpA 34,191 766,143
*Esprinet SpA 25,916 159,810
#*Eurotech SpA 144 140
Fiera Milano SpA 17,404 78,224
Fila SpA 32,439 349,708
*Fincantieri SpA 76,157 422,989
FinecoBank Banca Fineco SpA 69,866 1,113,854
FNM SpA 76,407 34,673
*Garofalo Health Care SpA 19,833 122,730
Gefran SpA 28 274
#*Geox SpA 384 220
GPI SpA 8,788 114,488
Hera SpA 664,899 2,540,896
#Illimity Bank SpA 34,672 140,027
#IMMSI SpA 82,293 46,636
Intercos SpA 17,565 281,083
Interpump Group SpA 52,458 2,325,873
Iren SpA 567,686 1,228,299
Italgas SpA 451,129 2,754,938
Italian Sea Group SPA (The) 4,883 42,675
#Italmobiliare SpA 12,391 371,955
Iveco Group NV 193,340 2,009,152
#*Juventus Football Club SpA 55,129 146,694
LU-VE SpA 3,908 115,189
Maire SpA 213,937 1,613,046
MARR SpA 13,463 156,392
MFE-MediaForEurope NV,
Class A 254,030 831,221
Shares Value †
ITALY — (Continued)
MFE-MediaForEurope NV,
Class B 48,161 $ 222,006
Moltiply Group SpA 13,212 490,550
*Newlat Food SpA 7,053 86,984
Ω*Nexi SpA 538,041 3,389,078
Orsero SpA 8,350 107,150
ΩOVS SpA 280,690 859,949
Pharmanutra SpA 1,581 93,887
#Piaggio & C SpA 267,546 643,079
ΩPiovan SpA 8,656 129,684
ΩPirelli & C SpA 313,867 1,712,603
ΩRAI Way SpA 64,780 370,629
Reply SpA 21,434 3,264,746
Rizzoli Corriere Della Sera
Mediagroup SpA 120,107 103,533
Sabaf SpA 44 888
#*Safilo Group SpA 156,843 170,617
*Saipem SpA 900,881 2,136,036
#Salvatore Ferragamo SpA 18,549 123,746
Sanlorenzo SpA 10,652 400,125
#*Seri Industrial SpA 19,105 61,187
Sesa SpA 10,596 919,131
#Sogefi SpA 30,633 64,651
SOL SpA 17,721 684,899
ΩTechnogym SpA 165,047 1,775,701
*Telecom Italia SpA 9,096,473 2,298,042
Tinexta Spa 2,214 25,983
#*TREVI - Finanziaria
Industriale SpA 159,055 48,004
TXT e-solutions SpA 3,286 104,169
Unipol Gruppo SpA 486,885 6,041,727
Webuild SpA 437,699 1,240,237
#Wiit SpA 6,671 149,192
#Zignago Vetro SpA 24,967 284,606
TOTAL ITALY 95,375,301
JAPAN — (22.8%)
&Do Holdings Co., Ltd. 3,700 25,529
77 Bank, Ltd. (The) 69,300 1,805,690
A&D HOLON Holdings Co.,
Ltd. 28,900 423,658
#AB&Company Co., Ltd. 3,400 20,044
#*Access Co., Ltd. 2,100 17,674
Achilles Corp. 2,500 24,881
AD Works Group Co., Ltd. 39,400 51,473
Adastria Co., Ltd. 14,400 334,180
ADEKA Corp. 77,500 1,418,480
Ad-sol Nissin Corp. 2,500 29,821
Advan Group Co., Ltd. 13,800 85,432
Advance Create Co., Ltd. 1,400 7,187
#Advanced Media, Inc. 7,800 55,354
Adways, Inc. 17,600 38,476
Aeon Delight Co., Ltd. 2,100 59,902
#Aeon Fantasy Co., Ltd. 3,700 64,976
Aeon Hokkaido Corp. 38,700 228,402
Aeon Kyushu Co., Ltd. 300 5,800
AFC-HD AMS Life Science
Co., Ltd. 3,900 21,379
#Ahresty Corp. 23,900 87,080

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Ai Holdings Corp. 5,900 $ 90,829
Aica Kogyo Co., Ltd. 36,700 797,486
Aichi Financial Group, Inc. 11,400 172,132
Aichi Steel Corp. 11,800 336,202
Aichi Tokei Denki Co., Ltd. 1,600 20,913
Aida Engineering, Ltd. 77,900 407,080
#Ain Holdings, Inc. 29,700 986,003
Airport Facilities Co., Ltd. 21,200 81,000
#Airtech Japan, Ltd. 4,400 34,547
#Airtrip Corp. 37,800 258,328
Aisan Industry Co., Ltd. 60,500 543,338
AIT Corp. 3,700 43,285
*Akebono Brake Industry Co.,
Ltd. 297,900 236,638
Akita Bank, Ltd. (The) 6,500 89,398
Albis Co., Ltd. 2,000 35,017
Alconix Corp. 31,400 283,646
Alinco, Inc. 12,000 75,943
Alleanza Holdings Co., Ltd. 100 703
Allied Telesis Holdings KK 3,300 2,296
Almado, Inc. 2,400 16,165
*Almedio, Inc. 4,000 11,344
#Alpen Co., Ltd. 25,600 344,022
Alpha Corp. 5,391 41,691
Alps Alpine Co., Ltd. 272,300 2,718,978
#Altech Corp. 6,200 113,194
Amano Corp. 38,700 1,128,035
Amiyaki Tei Co., Ltd. 3,300 36,201
#Amvis Holdings, Inc. 32,400 422,854
Anabuki Kosan, Inc. 1,400 18,409
Anest Iwata Corp. 12,700 118,058
Anicom Holdings, Inc. 70,700 313,758
#*Anrakutei Co., Ltd. 300 13,727
Anritsu Corp. 27,200 207,404
*Anymind Group, Inc. 2,600 17,035
AOKI Holdings, Inc. 36,900 288,514
Aoyama Trading Co., Ltd. 71,000 613,865
Aoyama Zaisan Networks Co.,
Ltd. 12,400 109,083
#Aozora Bank, Ltd. 60,000 1,040,867
Arakawa Chemical Industries,
Ltd. 4,500 39,291
Arata Corp. 9,000 203,545
Araya Industrial Co., Ltd. 1,300 38,490
#ARCLANDS Corp. 85,137 934,509
Arcs Co., Ltd. 39,000 649,552
ARE Holdings, Inc. 36,000 443,131
Arealink Co., Ltd. 5,200 62,506
Argo Graphics, Inc. 8,600 298,664
Arisawa Manufacturing Co.,
Ltd. 66,300 611,531
Artience Co., Ltd. 22,900 554,741
Artner Co., Ltd. 2,900 33,793
As One Corp. 28,500 537,819
Asahi Co., Ltd. 18,800 188,833
Asahi Diamond Industrial Co.,
Ltd. 37,600 211,049
Asahi Net, Inc. 13,300 55,182
ASAHI YUKIZAI Corp. 14,600 395,372
Shares Value †
JAPAN — (Continued)
Asanuma Corp. 33,000 $ 143,850
Ashimori Industry Co., Ltd. 2,100 35,500
Asia Pile Holdings Corp. 23,400 123,510
ASKA Pharmaceutical
Holdings Co., Ltd. 14,800 211,422
ASKUL Corp. 8,400 106,320
#Astena Holdings Co., Ltd. 28,800 96,614
Asti Corp. 700 8,832
Asukanet Co., Ltd. 2,600 8,688
Ateam, Inc. 4,400 17,794
#Atom Corp. 18,800 83,679
Atrae, Inc. 24,100 123,882
Aucnet, Inc. 3,800 59,647
Autobacs Seven Co., Ltd. 38,600 359,582
Avant Group Corp. 12,400 175,753
Avantia Co., Ltd. 100 503
Awa Bank, Ltd. (The) 35,100 565,932
Axell Corp. 5,100 47,978
Axial Retailing, Inc. 38,040 222,758
#Axxzia, Inc. 6,600 24,351
AZ-COM MARUWA Holdings,
Inc. 25,401 173,259
#AZOOM Co., Ltd. 1,900 73,593
Bando Chemical Industries,
Ltd. 24,000 287,070
Bank of Iwate, Ltd. (The) 7,400 112,075
Bank of Kochi, Ltd. (The) 900 4,431
Bank of Nagoya, Ltd. (The) 11,000 436,895
Bank of Saga, Ltd. (The) 2,800 38,124
Bank of the Ryukyus, Ltd. 31,900 210,049
Baroque Japan, Ltd. 5,700 28,888
Base Co., Ltd. 4,500 87,917
*baudroie, Inc. 2,100 64,865
Beauty Garage, Inc. 1,100 10,594
#Beenos, Inc. 14,100 258,812
Belc Co., Ltd. 2,500 107,172
Bell System24 Holdings, Inc. 41,400 360,662
Belluna Co., Ltd. 56,800 266,241
#*Bengo4.com, Inc. 2,600 50,404
#Bewith, Inc. 2,500 25,833
Bic Camera, Inc. 109,700 1,229,691
B-Lot Co., Ltd., Class B 13,300 100,672
Bookoff Group Holdings, Ltd. 6,000 58,021
Bourbon Corp. 700 10,703
#Br. Holdings Corp. 10,300 23,396
B-R31 Ice Cream Co., Ltd. 500 13,754
#BrainPad, Inc. 8,900 47,852
Broadmedia Corp. 2,600 24,528
#Bronco Billy Co., Ltd. 4,700 115,552
Bunka Shutter Co., Ltd. 45,200 550,738
#Bushiroad, Inc. 20,000 45,035
Business Brain Showa-Ota,
Inc. 3,500 42,898
Business Engineering Corp.,
Class G 1,700 45,144
C. Uyemura & Co., Ltd. 5,000 353,520
Canon Electronics, Inc. 29,400 468,624
#Careerlink Co., Ltd. 5,100 83,937
#Carlit Co., Ltd. 29,687 250,632

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
#Carta Holdings, Inc. 2,100 $ 19,907
Casio Computer Co., Ltd. 30,200 221,259
Cawachi, Ltd. 17,900 297,305
Celsys, Inc. 22,400 178,965
Central Glass Co., Ltd. 29,500 677,827
Central Security Patrols Co.,
Ltd. 2,300 42,187
Central Sports Co., Ltd. 2,200 35,356
#Ceres, Inc. 22,600 237,536
#Change Holdings, Inc. 116,900 934,740
Charm Care Corp. KK 12,800 105,459
Chiba Kogyo Bank, Ltd. (The) 77,400 575,705
Chikaranomoto Holdings Co.,
Ltd. 7,300 52,285
Chino Corp. 2,100 29,985
#*Chiyoda Corp. 98,600 191,601
Chori Co., Ltd. 4,900 132,693
Choushimaru Co., Ltd. 1,100 11,735
Chubu Shiryo Co., Ltd. 17,200 158,648
Chubu Steel Plate Co., Ltd. 3,500 55,628
Chuetsu Pulp & Paper Co.,
Ltd. 4,900 39,953
Chugai Ro Co., Ltd. 1,500 28,695
Chugin Financial Group, Inc. 71,329 686,950
Chugoku Electric Power Co.,
Inc. (The) 74,500 544,108
Chugoku Marine Paints, Ltd. 64,900 942,877
Citizen Watch Co., Ltd. 226,500 1,363,535
CKD Corp. 85,900 1,494,967
CK-San-Etsu Co., Ltd. 400 9,467
CMK Corp. 44,900 121,148
Coca-Cola Bottlers Japan
Holdings, Inc. 15,100 194,097
#Colowide Co., Ltd. 33,200 368,671
Computer Engineering &
Consulting, Ltd. 26,800 318,627
Comture Corp. 30,400 466,004
Copro-Holdings Co., Ltd. 2,700 25,241
Core Corp. 1,800 22,157
Cosel Co., Ltd. 36,000 292,112
Cosmos Initia Co., Ltd. 11,200 54,851
Cota Co., Ltd. 12,791 137,882
CRE, Inc. 4,600 36,661
*Creal, Inc. 1,600 35,976
Create Restaurants Holdings,
Inc. 23,200 185,356
Create SD Holdings Co., Ltd. 8,700 171,630
Creek & River Co., Ltd. 3,900 41,272
Cresco, Ltd. 10,300 83,644
Cross Cat Co., Ltd. 2,900 21,037
#CrowdWorks, Inc. 2,100 18,391
CTI Engineering Co., Ltd. 6,200 185,400
CTS Co., Ltd. 7,000 41,864
#Cube System, Inc. 1,300 8,551
Curves Holdings Co., Ltd. 31,200 166,728
#*Cyber Security Cloud, Inc. 2,600 30,997
Cybozu, Inc. 23,900 331,690
Dai Nippon Toryo Co., Ltd. 9,500 63,988
Daicel Corp. 99,200 886,988
Shares Value †
JAPAN — (Continued)
Dai-Dan Co., Ltd. 14,500 $ 288,905
#Daido Metal Co., Ltd. 21,800 71,271
Daido Steel Co., Ltd. 51,400 401,887
#Daihatsu Diesel
Manufacturing Co., Ltd. 31,100 271,953
Daihen Corp. 2,000 84,819
#Daiho Corp. 4,100 94,206
Daiichi Jitsugyo Co., Ltd. 4,900 77,718
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 4,470 23,153
Daiichikosho Co., Ltd. 52,464 659,567
Daiken Medical Co., Ltd. 10,800 35,521
Daiki Aluminium Industry Co.,
Ltd. 35,100 256,467
Daiko Denshi Tsushin, Ltd. 1,400 6,856
#Daikoku Denki Co., Ltd. 12,600 278,759
Daikokutenbussan Co., Ltd. 5,000 346,299
Daikyonishikawa Corp. 17,900 75,208
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 7,355 142,392
Daio Paper Corp. 76,899 437,692
Daiseki Co., Ltd. 23,500 603,988
#Daiseki Eco. Solution Co.,
Ltd. 4,500 36,928
Daishi Hokuetsu Financial
Group, Inc. 36,000 578,789
Daishinku Corp. 23,200 92,450
Daisue Construction Co., Ltd. 24,200 264,679
Daisyo Corp. 3,100 21,267
Daito Pharmaceutical Co., Ltd. 13,680 200,900
Daitron Co., Ltd. 3,600 66,812
Daiwabo Holdings Co., Ltd. 88,700 1,613,283
DCM Holdings Co., Ltd. 73,300 689,571
#*DD GROUP Co., Ltd. 9,300 84,193
Dear Life Co., Ltd. 29,200 161,983
Denka Co., Ltd. 101,400 1,441,201
Dentsu Soken, Inc. 3,100 111,118
Dexerials Corp. 42,400 665,679
DIC Corp. 64,000 1,404,576
Digital Arts, Inc. 8,400 290,064
Digital Hearts Holdings Co.,
Ltd. 6,000 32,339
Digital Information
Technologies Corp. 4,600 61,605
dip Corp. 20,100 356,278
Direct Marketing MiX, Inc. 3,300 5,069
DKS Co., Ltd. 8,300 187,169
Double Standard, Inc. 4,000 42,514
Doutor Nichires Holdings Co.,
Ltd. 56,500 830,484
Dowa Holdings Co., Ltd. 74,700 2,576,065
DTS Corp. 12,900 336,632
DyDo Group Holdings, Inc. 25,600 514,269
Eagle Industry Co., Ltd. 15,500 207,481
#Earth Corp. 15,300 524,313
EAT&HOLDINGS Co., Ltd. 700 9,963
Ebara Foods Industry, Inc. 1,300 24,801
Ebara Jitsugyo Co., Ltd. 4,000 108,058

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Ebase Co., Ltd. 13,100 $ 55,814
#Eco's Co., Ltd. 3,600 48,685
EDION Corp. 81,200 940,870
eGuarantee, Inc. 26,399 263,600
E-Guardian, Inc. 600 7,283
Ehime Bank, Ltd. (The) 18,727 127,982
Eiken Chemical Co., Ltd. 11,800 192,038
#Elan Corp. 19,800 113,607
Elecom Co., Ltd. 21,100 200,438
Elematec Corp. 19,400 305,025
EM Systems Co., Ltd. 25,200 88,674
en Japan, Inc. 14,300 229,344
Endo Lighting Corp. 7,600 64,562
Enomoto Co., Ltd. 2,400 22,688
Envipro Holdings, Inc. 3,400 11,607
#*eRex Co., Ltd. 28,200 116,632
ERI Holdings Co., Ltd. 2,500 30,478
ES-Con Japan, Ltd. 43,800 284,380
Eslead Corp. 2,500 74,922
ESPEC Corp. 19,700 348,153
Eternal Hospitality Group Co.,
Ltd. 4,800 112,181
Exedy Corp. 44,800 1,242,606
EXEO Group, Inc. 177,700 1,829,788
Ezaki Glico Co., Ltd. 50,600 1,493,834
F&M Co., Ltd. 900 9,406
FALCO HOLDINGS Co., Ltd. 7,200 111,693
*FDK Corp. 8,100 33,979
Feed One Co., Ltd. 19,954 111,478
#Ferrotec Holdings Corp. 114,500 1,949,864
#FFRI Security, Inc. 9,600 129,450
FIDEA Holdings Co., Ltd. 4,700 43,752
Financial Partners Group Co.,
Ltd. 57,300 893,402
#FINDEX, Inc. 11,800 67,705
#Fintech Global, Inc. 96,100 49,840
First Bank of Toyama, Ltd.
(The) 96,500 709,535
#Fixstars Corp. 23,800 227,336
Focus Systems Corp. 3,100 22,020
Food & Life Cos., Ltd. 198,300 3,956,236
Forum Engineering, Inc. 15,300 88,390
#Forval Corp. 2,200 20,581
Foster Electric Co., Ltd. 64,600 740,043
FP Corp. 31,100 544,722
#FP Partner, Inc. 3,500 67,898
#France Bed Holdings Co.,
Ltd. 13,700 113,683
Freebit Co., Ltd. 6,000 50,340
Freund Corp. 100 463
*Fronteo, Inc. 500 2,078
#F-Tech, Inc. 3,400 11,674
Fudo Tetra Corp. 16,300 227,606
Fuji Corp. 27,800 416,019
Fuji Corp. 3,200 38,381
Fuji Corp., Ltd. 11,000 50,622
Fuji Die Co., Ltd. 12,200 63,273
Fuji Furukawa Engineering &
Construction Co., Ltd. 400 14,469
Shares Value †
JAPAN — (Continued)
Fuji Kosan Co., Ltd. 5,200 $ 48,953
Fuji Kyuko Co., Ltd. 8,200 138,726
Fuji Oil Co., Ltd. 48,000 106,194
Fuji Oil Holdings, Inc. 32,000 692,204
Fuji Pharma Co., Ltd. 20,000 172,920
Fuji Seal International, Inc. 39,700 680,758
Fujibo Holdings, Inc. 3,700 114,407
Fujicco Co., Ltd. 19,200 216,547
Fujikura Composites, Inc. 18,100 144,372
Fujimi, Inc. 5,800 91,117
#*Fujio Food Group, Inc. 9,200 83,952
#Fujisash Co., Ltd. 4,349 17,987
*Fujita Kanko, Inc. 12,700 786,220
Fujitsu General, Ltd. 58,000 729,545
Fujiya Co., Ltd. 5,000 87,313
FuKoKu Co., Ltd. 14,200 165,282
Fukuda Corp. 4,200 158,543
Fukuda Denshi Co., Ltd. 6,700 339,124
Fukui Bank, Ltd. (The) 5,700 66,982
Fukui Computer Holdings, Inc. 6,000 106,509
Fukushima Galilei Co., Ltd. 3,500 127,294
Fukuyama Transporting Co.,
Ltd. 12,599 321,747
FULLCAST Holdings Co., Ltd. 16,000 163,125
Fumakilla, Ltd. 100 699
Funai Soken Holdings, Inc. 7,800 125,046
#Furukawa Battery Co., Ltd.
(The) 14,800 133,304
Furukawa Co., Ltd. 34,600 379,334
Furukawa Electric Co., Ltd. 122,900 3,097,411
Furuno Electric Co., Ltd. 68,700 1,127,523
Furuya Metal Co., Ltd. 10,600 279,396
Furyu Corp. 22,200 161,335
Fuso Chemical Co., Ltd. 17,700 438,651
Fuso Pharmaceutical
Industries, Ltd. 4,200 70,255
Futaba Industrial Co., Ltd. 27,500 119,334
Future Corp. 16,200 208,662
G-7 Holdings, Inc. 14,700 138,676
#*GA Technologies Co., Ltd. 15,300 111,492
Gakken Holdings Co., Ltd. 35,000 229,083
Gakkyusha Co., Ltd. 1,000 12,434
Gakujo Co., Ltd. 1,900 20,843
Gecoss Corp. 9,100 57,948
Genki Global Dining Concepts
Corp. 5,800 152,116
Genky DrugStores Co., Ltd. 10,500 214,377
Geo Holdings Corp. 36,300 366,753
Gift Holdings, Inc. 6,800 144,861
#*giftee, Inc. 27,900 172,355
Giken, Ltd. 5,801 67,064
GLOBERIDE, Inc. 21,300 278,267
Glory, Ltd. 45,000 738,257
*GLTECHNO HOLDINGS, Inc. 1,860 33,409
GMO Financial Gate, Inc. 3,000 152,634
#GMO Financial Holdings, Inc. 40,000 168,324
GMO GlobalSign Holdings KK 2,100 38,822
#*GNI Group, Ltd. 77,000 1,561,989

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Godo Steel, Ltd. 22,100 $ 568,006
Goldwin, Inc. 4,200 219,423
Good Com Asset Co., Ltd. 6,800 37,276
Gourmet Kineya Co., Ltd. 4,400 29,608
Grandy House Corp. 22,500 82,127
#Greens Co., Ltd. 3,300 33,428
gremz, Inc. 4,200 72,323
GS Yuasa Corp. 173,300 3,116,726
#GSI Creos Corp. 2,300 30,561
G-Tekt Corp. 21,300 221,215
#Gumi, Inc. 7,900 16,440
Gunma Bank, Ltd. (The) 122,000 695,758
Gunze, Ltd. 7,000 247,235
H.U. Group Holdings, Inc. 59,601 1,029,445
H2O Retailing Corp. 152,000 2,057,600
Hagihara Industries, Inc. 12,800 123,525
Hagiwara Electric Holdings
Co., Ltd. 7,701 171,892
#Hakudo Co., Ltd. 2,700 42,558
#Hakuto Co., Ltd. 7,100 210,681
Halows Co., Ltd. 7,400 207,681
Hamakyorex Co., Ltd. 61,200 501,412
#Hamee Corp. 3,400 23,124
Hanwa Co., Ltd. 21,800 731,318
Happinet Corp. 18,500 497,948
Hard Off Corp. Co., Ltd. 5,500 69,687
Harima Chemicals Group, Inc. 7,000 40,118
Harmonic Drive Systems, Inc. 4,300 79,747
Hashimoto Sogyo Holdings
Co., Ltd. 1,300 10,497
Hazama Ando Corp. 147,200 1,091,981
*Headwaters Co., Ltd. 900 55,244
Heiwa Corp. 35,300 483,412
Heiwa Real Estate Co., Ltd. 11,600 320,985
Heiwado Co., Ltd. 35,600 515,800
#*Hennge K.K. 16,500 120,995
Hiday Hidaka Corp. 31,600 569,453
*Hino Motors, Ltd. 495,700 1,231,399
#Hioki EE Corp. 5,400 292,821
Hirakawa Hewtech Corp. 6,700 70,112
#*Hiramatsu, Inc. 12,700 15,007
Hirano Tecseed Co., Ltd. 500 5,521
Hirata Corp. 7,501 243,755
Hirogin Holdings, Inc. 283,100 2,096,417
#HIS Co., Ltd. 69,200 795,919
Hochiki Corp. 12,500 175,365
Hodogaya Chemical Co., Ltd. 9,400 270,599
#Hogy Medical Co., Ltd. 21,600 647,326
Hokkaido Coca-Cola Bottling
Co., Ltd. 800 14,863
Hokkaido Electric Power Co.,
Inc. 292,600 1,899,571
Hokkaido Gas Co., Ltd. 49,100 189,534
#Hokkan Holdings, Ltd. 3,300 37,436
#Hokko Chemical Industry
Co., Ltd. 28,200 237,152
Hokkoku Financial Holdings,
Inc. 19,800 571,935
#Hokuetsu Corp. 41,800 420,401
Shares Value †
JAPAN — (Continued)
Hokuetsu Industries Co., Ltd. 6,200 $ 77,213
Hokuhoku Financial Group,
Inc. 84,600 897,235
Hokuriku Electric Industry Co.,
Ltd. 3,400 28,013
Hokuriku Electric Power Co. 182,500 1,271,180
Hokuto Corp. 16,200 193,560
#H-One Co., Ltd. 20,500 126,102
Honeys Holdings Co., Ltd. 25,900 287,013
Hoosiers Holdings Co., Ltd. 27,100 180,934
Hosokawa Micron Corp. 6,800 179,905
#Hotland Co., Ltd. 7,900 121,100
House Foods Group, Inc. 38,300 747,771
#Howa Machinery, Ltd. 13,700 84,003
HS Holdings Co., Ltd. 5,900 35,867
Hurxley Corp. 1,900 9,006
Hyakugo Bank, Ltd. (The) 118,500 432,536
Hyakujushi Bank, Ltd. (The) 42,000 705,032
IBJ, Inc. 14,500 62,065
Ichibanya Co., Ltd. 13,000 89,355
Ichigo, Inc. 32,600 86,462
Ichiken Co., Ltd. 3,600 58,777
Ichikoh Industries, Ltd. 41,000 123,007
Ichinen Holdings Co., Ltd. 14,200 170,409
Ichiyoshi Securities Co., Ltd. 33,000 167,464
ID Holdings Corp. 3,100 30,120
IDEA Consultants, Inc. 2,900 46,453
Idec Corp. 31,000 505,321
IDOM, Inc. 133,800 935,480
IG Port, Inc. 5,300 65,378
Iino Kaiun Kaisha, Ltd. 68,100 503,848
IKK Holdings, Inc. 3,300 15,967
#I'll, Inc. 4,800 99,261
IMAGICA GROUP, Inc. 19,300 68,419
Imuraya Group Co., Ltd. 5,700 91,230
Inaba Denki Sangyo Co., Ltd. 20,100 508,817
#Inaba Seisakusho Co., Ltd. 7,700 90,080
Inabata & Co., Ltd. 44,900 960,932
Inageya Co., Ltd. 6,100 46,173
#I-NE Co., Ltd. 6,600 92,506
I-Net Corp. 6,500 66,227
Infomart Corp. 217,600 521,411
INFRONEER Holdings, Inc. 123,100 929,766
Innotech Corp. 3,900 37,713
Insource Co., Ltd. 51,500 328,288
Intage Holdings, Inc. 4,200 44,226
Integrated Design &
Engineering Holdings Co., Ltd. 10,700 306,617
Intelligent Wave, Inc. 3,400 19,888
Inter Action Corp. 5,600 39,374
Inui Global Logistics Co., Ltd. 20,500 151,134
I-PEX, Inc. 10,800 114,009
#IPS, Inc. 4,200 66,864
IR Japan Holdings, Ltd. 3,600 19,994
Iriso Electronics Co., Ltd. 30,700 550,816
ISB Corp. 3,200 29,348
#Ise Chemicals Corp. 400 52,388
#Iseki & Co., Ltd. 14,200 92,103

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Ishihara Sangyo Kaisha, Ltd. 34,100 $ 331,094
#*Istyle, Inc. 255,602 738,322
*ITbook Holdings Co., Ltd. 300 654
ITmedia, Inc. 16,200 169,843
Ito En, Ltd. 69,500 1,527,563
Itochu Enex Co., Ltd. 30,000 316,100
Itochu-Shokuhin Co., Ltd. 4,100 185,452
Itoham Yonekyu Holdings, Inc. 19,000 480,847
Itoki Corp. 36,800 355,377
IwaiCosmo Holdings, Inc. 18,300 251,689
#Iwaki Co., Ltd. 3,100 58,347
Iyogin Holdings, Inc. 145,200 1,400,287
Izumi Co., Ltd. 30,800 653,508
J Trust Co., Ltd. 131,736 392,635
JAC Recruitment Co., Ltd. 32,500 157,033
*Jade Group, Inc. 5,600 64,263
#JALCO Holdings, Inc. 48,300 114,785
#*Jamco Corp. 5,200 43,116
JANOME Corp. 7,600 45,603
Japan Aviation Electronics
Industry, Ltd. 47,900 902,498
Japan Business Systems, Inc. 5,600 36,874
#Japan Cash Machine Co.,
Ltd. 27,700 166,937
#*Japan Communications, Inc. 185,300 173,956
Japan Elevator Service
Holdings Co., Ltd. 31,100 601,889
*Japan Hospice Holdings, Inc. 16,600 157,363
#Japan Investment Adviser
Co., Ltd. 52,500 359,823
Japan Lifeline Co., Ltd. 48,400 382,561
Japan Material Co., Ltd. 60,700 742,387
Japan Medical Dynamic
Marketing, Inc. 14,200 58,264
#Japan Property Management
Center Co., Ltd. 7,900 59,124
Japan Pulp & Paper Co., Ltd. 48,000 211,758
Japan Securities Finance Co.,
Ltd. 42,200 558,511
Japan Steel Works, Ltd. (The) 54,200 1,873,738
Japan System Techniques
Co., Ltd. 8,000 97,213
Japan Transcity Corp. 21,600 131,451
Japan Wool Textile Co., Ltd.
(The) 43,200 360,744
JBCC Holdings, Inc. 6,200 180,312
JCR Pharmaceuticals Co., Ltd. 42,000 189,975
JCU Corp. 8,300 193,980
#JDC Corp. 65,500 222,741
Jeol, Ltd. 71,800 2,741,433
JFE Systems, Inc. 600 11,915
Jichodo Co., Ltd. 200 12,802
JINS Holdings, Inc. 30,700 1,255,611
#JINUSHI Co., Ltd. 29,000 403,040
JK Holdings Co., Ltd. 7,200 48,780
J-Lease Co., Ltd. 8,000 73,159
JM Holdings Co., Ltd. 10,700 209,680
JMS Co., Ltd. 3,200 9,874
J-Oil Mills, Inc. 22,400 303,814
Shares Value †
JAPAN — (Continued)
Joshin Denki Co., Ltd. 21,100 $ 356,411
Joyful Honda Co., Ltd. 25,900 351,114
JP-Holdings, Inc. 34,000 161,825
JSB Co., Ltd. 4,300 76,840
JSP Corp. 15,000 193,599
JTEKT Corp. 235,451 1,616,818
Juki Corp. 32,500 85,344
Juroku Financial Group, Inc. 5,000 135,073
Justsystems Corp. 14,700 331,492
JVCKenwood Corp. 271,600 2,154,791
Kadoya Sesame Mills, Inc. 1,000 23,437
Kaga Electronics Co., Ltd. 24,200 444,362
Kagome Co., Ltd. 72,400 1,441,583
#Kakiyasu Honten Co., Ltd. 6,000 105,249
#Kamakura Shinsho, Ltd. 9,500 32,618
Kameda Seika Co., Ltd. 9,700 282,419
Kamei Corp. 16,800 218,375
Kamigumi Co., Ltd. 5,000 104,842
Kanaden Corp. 9,700 93,418
Kanadevia Corp. 109,600 759,807
Kanagawa Chuo Kotsu Co.,
Ltd. 3,600 77,518
Kanamic Network Co., Ltd. 16,400 59,000
Kanamoto Co., Ltd. 29,900 544,903
Kandenko Co., Ltd. 93,700 1,380,664
Kaneka Corp. 29,700 734,482
Kaneko Seeds Co., Ltd. 3,300 29,875
Kanematsu Corp. 65,700 1,011,217
#Kanro, Inc. 4,700 91,300
Kanto Denka Kogyo Co., Ltd. 94,000 605,994
*Kaonavi, Inc. 3,600 56,485
#Kappa Create Co., Ltd. 9,200 98,145
#Kasumigaseki Capital Co.,
Ltd. 3,200 311,965
Katitas Co., Ltd. 26,200 335,229
Kato Sangyo Co., Ltd. 3,700 100,804
Kato Works Co., Ltd. 21,000 171,226
KAWADA TECHNOLOGIES,
Inc. 11,800 186,461
Kawai Musical Instruments
Manufacturing Co., Ltd. 3,500 63,095
#KeePer Technical Laboratory
Co., Ltd. 15,901 441,564
Keihan Holdings Co., Ltd. 61,400 1,150,608
Keihanshin Building Co., Ltd. 16,700 164,341
Keikyu Corp. 120,500 944,935
KEIWA, Inc. 27,400 187,613
Keiyo Bank, Ltd. (The) 136,000 616,944
Kenko Mayonnaise Co., Ltd. 8,633 124,231
KeyHolder, Inc. 4,400 21,578
KH Neochem Co., Ltd. 68,800 934,497
Kibun Foods, Inc. 10,000 72,477
Kimura Chemical Plants Co.,
Ltd. 4,300 21,708
Kimura Unity Co., Ltd. 1,000 9,598
Kinki Sharyo Co., Ltd. (The) 2,700 24,815
#Kintetsu Department Store
Co., Ltd. 5,300 72,650
#Ki-Star Real Estate Co., Ltd. 16,200 414,771

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Kitagawa Corp. 5,000 $ 40,210
Kita-Nippon Bank, Ltd. (The) 4,384 72,671
Kitz Corp. 89,500 624,576
Kiyo Bank, Ltd. (The) 62,600 740,967
#*KLab, Inc. 145,400 173,726
KNT-CT Holdings Co., Ltd. 4,801 40,438
#Koa Corp. 47,200 317,301
Koa Shoji Holdings Co., Ltd. 2,100 8,520
Koatsu Gas Kogyo Co., Ltd. 8,200 49,256
#Kobe Electric Railway Co.,
Ltd. 2,700 41,903
Kohnan Shoji Co., Ltd. 11,900 283,975
Kohoku Kogyo Co., Ltd. 700 13,878
Kohsoku Corp. 1,600 26,417
Koike-ya, Inc. 400 13,340
Kojima Co., Ltd. 26,200 183,353
Kokuyo Co., Ltd. 26,000 420,830
KOMEDA Holdings Co., Ltd. 56,700 1,075,374
#Komehyo Holdings Co., Ltd. 11,200 281,608
Komeri Co., Ltd. 21,800 473,711
#*Konaka Co., Ltd. 4,100 5,975
Kondotec, Inc. 3,000 25,150
Konica Minolta, Inc. 547,500 2,316,878
Konishi Co., Ltd. 28,500 248,095
Konoike Transport Co., Ltd. 10,500 173,087
Konoshima Chemical Co., Ltd. 5,900 70,378
Kosaido Holdings Co., Ltd. 184,500 646,795
Koshidaka Holdings Co., Ltd. 86,300 681,562
Kotobuki Spirits Co., Ltd. 119,700 1,626,647
Kourakuen Holdings Corp. 2,600 21,387
Kozo Keikaku Engineering
Holdings, Inc. 600 15,933
KPP Group Holdings Co., Ltd. 42,500 184,146
Krosaki Harima Corp. 22,200 358,814
KRS Corp. 10,600 134,514
K's Holdings Corp. 240,300 2,302,431
KU Holdings Co., Ltd. 16,400 115,739
*Kufu Co., Inc. 3,600 5,625
Kumagai Gumi Co., Ltd. 9,700 225,108
Kumiai Chemical Industry Co.,
Ltd. 130,400 697,692
Kura Sushi, Inc. 16,001 422,807
Kurabo Industries, Ltd. 4,300 133,383
Kureha Corp. 15,300 283,651
Kurimoto, Ltd. 3,800 95,421
Kuriyama Holdings Corp. 6,000 48,567
#Kushikatsu Tanaka Holdings
Co. 1,100 11,287
Kusuri no Aoki Holdings Co.,
Ltd. 26,400 550,791
KYB Corp. 22,200 702,472
Kyodo Printing Co., Ltd. 3,800 85,567
Kyoei Steel, Ltd. 16,600 190,384
#Kyokuto Boeki Kaisha, Ltd. 8,800 86,310
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 42,600 681,544
Kyokuyo Co., Ltd. 15,000 408,173
Kyorin Pharmaceutical Co.,
Ltd. 46,200 460,104
Shares Value †
JAPAN — (Continued)
KYORITSU Co., Ltd. 12,500 $ 12,309
#Kyoritsu Maintenance Co.,
Ltd. 28,500 461,108
Kyosan Electric Manufacturing
Co., Ltd. 32,600 116,211
Kyudenko Corp. 12,100 437,133
Kyushu Financial Group, Inc. 331,500 1,524,911
#LA Holdings Co., Ltd. 8,900 268,767
LAC Co., Ltd. 13,100 63,554
Lacto Japan Co., Ltd. 6,700 121,354
LAND Co., Ltd. 490,800 22,554
#LEC, Inc. 9,400 81,519
Leopalace21 Corp. 193,100 706,100
Life Corp. 7,800 170,261
Lifedrink Co., Inc. 75,500 878,789
#LIFULL Co., Ltd. 103,500 100,561
#LIKE, Inc. 7,000 63,555
#Linical Co., Ltd. 100 238
#Link And Motivation, Inc. 38,700 143,037
Lintec Corp. 59,000 1,243,328
Lion Corp. 30,900 340,392
#LITALICO, Inc. 11,900 85,935
Loadstar Capital KK 18,300 282,084
Look Holdings, Inc. 3,200 53,045
*Luckland Co., Ltd. 4,400 57,916
M&A Capital Partners Co., Ltd. 14,400 206,842
Mabuchi Motor Co., Ltd. 90,300 1,301,814
#Macbee Planet, Inc. 2,300 40,421
Macnica Holdings, Inc. 92,500 1,079,394
Macromill, Inc. 35,900 192,079
Maeda Kosen Co., Ltd. 20,300 237,350
Maezawa Industries, Inc. 12,900 102,726
Makino Milling Machine Co.,
Ltd. 15,400 585,367
Mamiya-Op Co., Ltd. 3,000 26,844
*Management Solutions Co.,
Ltd. 6,800 85,488
Mandom Corp. 31,001 256,027
Mani, Inc. 50,100 602,713
MarkLines Co., Ltd. 4,000 72,319
Marubun Corp. 6,400 43,780
Maruchiyo Yamaokaya Corp. 2,700 58,405
Marudai Food Co., Ltd. 17,700 195,447
Maruha Nichiro Corp. 36,100 711,691
MARUKA FURUSATO Corp. 16,300 236,381
#Marumae Co., Ltd. 9,500 102,780
Maruzen CHI Holdings Co.,
Ltd. 100 207
Maruzen Showa Unyu Co.,
Ltd. 6,700 259,951
#Marvelous, Inc. 10,400 40,009
Matching Service Japan Co.,
Ltd. 9,600 65,922
Matsuda Sangyo Co., Ltd. 15,800 330,885
Matsui Securities Co., Ltd. 74,400 402,954
#Matsuoka Corp. 1,700 20,178
Matsuya Co., Ltd. 36,400 200,490
Matsuyafoods Holdings Co.,
Ltd. 3,700 164,444

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Max Co., Ltd. 3,200 $ 74,577
Maxell, Ltd. 65,900 812,475
Maxvalu Tokai Co., Ltd. 2,600 55,644
MCJ Co., Ltd. 29,200 276,425
MEC Co., Ltd. 15,000 360,906
#Media Do Co., Ltd. 7,900 69,755
Medical Data Vision Co., Ltd. 16,200 55,303
Medical System Network Co.,
Ltd. 18,800 52,824
#Medius Holdings Co., Ltd. 2,000 11,108
#*Medley, Inc. 21,300 527,169
MedPeer, Inc. 11,800 42,994
Megmilk Snow Brand Co., Ltd. 56,300 976,125
Meidensha Corp. 45,100 1,206,516
Meiho Facility Works, Ltd. 1,800 10,103
Meiji Electric Industries Co.,
Ltd. 5,800 52,393
#Meiji Shipping Group Co.,
Ltd. 10,800 50,411
Meiko Electronics Co., Ltd. 16,600 668,032
MEITEC Group Holdings, Inc. 38,300 738,845
Meiwa Corp. 58,200 246,822
Meiwa Estate Co., Ltd. 14,000 90,162
Melco Holdings, Inc. 2,000 32,194
Menicon Co., Ltd. 112,201 1,248,519
*Mercari, Inc. 367,900 5,215,690
METAWATER Co., Ltd. 39,000 454,968
#Micronics Japan Co., Ltd. 27,100 700,072
Midac Holdings Co., Ltd. 5,000 61,021
Mie Kotsu Group Holdings, Inc. 25,800 85,873
Mikuni Corp. 6,400 13,655
Milbon Co., Ltd. 30,700 650,983
MIMAKI ENGINEERING Co.,
Ltd. 17,900 161,226
Mirai Industry Co., Ltd. 500 11,882
MIRAIT ONE Corp. 56,300 808,695
Mirarth Holdings, Inc. 140,300 455,002
Miroku Jyoho Service Co., Ltd. 9,600 115,521
Mitachi Co., Ltd. 1,400 10,560
Mitani Corp. 12,028 148,687
Mitsuba Corp. 21,500 124,632
Mitsubishi Kakoki Kaisha, Ltd. 2,700 64,077
Mitsubishi Logisnext Co., Ltd. 20,500 155,979
Mitsubishi Logistics Corp. 75,500 510,520
Mitsubishi Materials Corp. 159,600 2,654,499
Mitsubishi Paper Mills, Ltd. 48,600 156,337
Mitsubishi Research Institute,
Inc. 3,200 89,073
Mitsubishi Shokuhin Co., Ltd. 2,700 86,588
Mitsubishi Steel Manufacturing
Co., Ltd. 16,800 144,591
Mitsuboshi Belting, Ltd. 31,900 824,070
Mitsui DM Sugar Holdings Co.,
Ltd. 12,300 263,240
#Mitsui E&S Co., Ltd. 464,200 3,452,740
Mitsui High-Tec, Inc. 25,100 136,602
Mitsui Mining & Smelting Co.,
Ltd. 99,000 3,204,786
Mitsui-Soko Holdings Co., Ltd. 13,800 643,230
Shares Value †
JAPAN — (Continued)
Mitsuuroko Group Holdings
Co., Ltd. 22,300 $ 254,439
Miura Co., Ltd. 26,200 622,126
Miyaji Engineering Group, Inc. 3,700 48,920
Miyazaki Bank, Ltd. (The) 13,100 229,621
Miyoshi Oil & Fat Co., Ltd. 3,200 30,356
Mizuho Medy Co., Ltd. 7,200 78,606
Mizuno Corp. 17,900 961,247
Mochida Pharmaceutical Co.,
Ltd. 13,100 301,861
Modec, Inc. 23,600 523,670
Monex Group, Inc. 140,900 675,247
Monogatari Corp. (The) 21,900 518,296
Morinaga & Co., Ltd. 81,600 1,528,610
Morinaga Milk Industry Co.,
Ltd. 83,300 1,937,514
Moriroku Holdings Co., Ltd. 4,000 61,920
Morita Holdings Corp. 21,300 286,657
Morito Co., Ltd. 5,000 47,038
Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 1,000 12,592
Morozoff, Ltd. 2,600 79,114
Mory Industries, Inc. 1,800 59,675
MOS Food Services, Inc. 10,400 245,790
MrMax Holdings, Ltd. 4,500 19,911
MTI, Ltd. 3,300 24,806
Mugen Estate Co., Ltd. 10,600 109,601
m-up Holdings, Inc. 34,600 303,467
Musashi Seimitsu Industry
Co., Ltd. 54,800 723,472
Musashino Bank, Ltd. (The) 26,800 473,629
Nabtesco Corp. 165,300 2,711,322
Nachi-Fujikoshi Corp. 16,300 345,101
Nafco Co., Ltd. 2,600 35,247
Nagahori Corp. 200 1,950
#Nagano Keiki Co., Ltd. 23,000 375,218
Nagase & Co., Ltd. 53,600 1,122,495
Nagase Brothers, Inc. 1,800 21,530
Nagoya Railroad Co., Ltd. 159,100 1,766,211
Nakamoto Packs Co., Ltd. 1,000 10,937
Nakanishi, Inc. 41,900 719,307
Nakayama Steel Works, Ltd. 61,200 304,142
#Namura Shipbuilding Co.,
Ltd. 138,700 1,473,275
Nankai Electric Railway Co.,
Ltd. 76,000 1,199,186
Nanto Bank, Ltd. (The) 38,100 752,870
Nanyo Corp. 4,600 33,067
Natori Co., Ltd. 4,100 57,197
NEC Networks & System
Integration Corp. 35,900 765,961
NET One Systems Co., Ltd. 63,300 1,543,801
*Net Protections Holdings, Inc. 111,800 267,894
New Art Holdings Co., Ltd. 1,000 10,084
*New Japan Chemical Co.,
Ltd. 900 1,123
#Nextage Co., Ltd. 4,000 38,864
#*NexTone, Inc. 7,300 81,950

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
NHK Spring Co., Ltd. 58,000 $ 721,169
Nicca Chemical Co., Ltd. 1,500 12,565
Nice Corp. 800 8,582
Nichias Corp. 34,200 1,241,820
#Nichiban Co., Ltd. 4,000 51,469
Nichicon Corp. 13,700 90,659
Nichiden Corp. 3,500 72,493
Nichiha Corp. 14,400 327,090
Nichimo Co., Ltd. 4,100 50,172
Nichirin Co., Ltd. 3,800 93,051
Nifco, Inc. 16,500 389,089
#Nihon Chouzai Co., Ltd. 8,700 79,961
Nihon Dempa Kogyo Co., Ltd. 44,800 316,166
Nihon Denkei Co., Ltd. 300 3,332
Nihon Flush Co., Ltd. 11,600 67,928
Nihon House Holdings Co.,
Ltd. 20,900 44,181
Nihon Kohden Corp. 13,300 199,860
Nihon M&A Center Holdings,
Inc. 327,600 1,435,569
Nihon Nohyaku Co., Ltd. 42,700 187,535
Nihon Plast Co., Ltd. 3,700 8,696
#Nihon Yamamura Glass Co.,
Ltd. 16,600 169,569
#Niitaka Co., Ltd. 1,000 12,605
Nikkiso Co., Ltd. 91,962 626,060
Nikko Co., Ltd. 2,400 10,950
Nikkon Holdings Co., Ltd. 57,000 733,245
Nippi, Inc. 900 34,682
Nippn Corp. 33,100 478,491
Nippon Air Conditioning
Services Co., Ltd. 6,000 40,295
Nippon Aqua Co., Ltd. 8,000 43,276
#Nippon Avionics Co., Ltd. 3,000 47,208
Nippon Carbide Industries Co.,
Inc. 6,000 65,150
Nippon Carbon Co., Ltd. 6,900 203,840
Nippon Chemical Industrial
Co., Ltd. 6,400 114,282
#*Nippon Chemi-Con Corp. 34,300 242,065
#Nippon Coke & Engineering
Co., Ltd. 407,297 256,691
Nippon Concept Corp. 2,100 24,898
Nippon Concrete Industries
Co., Ltd. 39,100 84,964
Nippon Denko Co., Ltd. 189,300 365,365
Nippon Densetsu Kogyo Co.,
Ltd. 13,800 169,958
Nippon Electric Glass Co., Ltd. 92,900 2,138,240
#Nippon Fine Chemical Co.,
Ltd. 1,400 22,058
Nippon Gas Co., Ltd. 72,300 992,004
Nippon Kayaku Co., Ltd. 95,300 759,522
Nippon Kodoshi Corp. 2,500 30,412
Nippon Light Metal Holdings
Co., Ltd. 97,600 1,054,009
Nippon Paper Industries Co.,
Ltd. 233,200 1,367,127
Shares Value †
JAPAN — (Continued)
Nippon Parking Development
Co., Ltd. 200,000 $ 296,734
Nippon Rietec Co., Ltd. 11,000 75,464
Nippon Road Co., Ltd. (The) 18,200 195,591
Nippon Seisen Co., Ltd. 2,000 16,530
Nippon Sharyo, Ltd. 4,500 65,052
#*Nippon Sheet Glass Co.,
Ltd. 382,700 939,634
Nippon Shinyaku Co., Ltd. 33,600 906,367
Nippon Shokubai Co., Ltd. 55,600 627,998
Nippon Signal Co., Ltd. 32,700 200,934
Nippon Soda Co., Ltd. 15,600 261,459
Nippon Thompson Co., Ltd. 67,300 212,515
#Nippon Yakin Kogyo Co., Ltd. 31,000 862,892
Nipro Corp. 184,500 1,710,857
Nishimatsu Construction Co.,
Ltd. 14,900 502,878
Nishimatsuya Chain Co., Ltd. 23,600 349,991
Nishimoto Co., Ltd. 11,803 103,056
Nishi-Nippon Financial
Holdings, Inc. 130,800 1,428,861
Nishi-Nippon Railroad Co., Ltd. 33,200 480,700
Nishio Holdings Co., Ltd. 7,900 194,226
Nissan Tokyo Sales Holdings
Co., Ltd. 13,500 38,552
Nissei ASB Machine Co., Ltd. 3,000 91,974
Nissei Plastic Industrial Co.,
Ltd. 7,132 42,935
Nissha Co., Ltd. 37,001 461,526
Nisshin Oillio Group, Ltd. (The) 7,400 252,618
Nisshinbo Holdings, Inc. 146,600 938,259
Nissin Corp. 12,700 358,510
Nisso Holdings Co., Ltd. 11,800 64,219
Nissui Corp. 478,800 2,932,051
Nitta Gelatin, Inc. 6,600 39,949
Nitto Fuji Flour Milling Co., Ltd. 1,000 44,379
Nitto Kogyo Corp. 12,700 246,955
Nitto Seiko Co., Ltd. 21,753 83,970
Nittoc Construction Co., Ltd. 8,400 56,303
Nittoku Co., Ltd. 12,500 139,504
Noevir Holdings Co., Ltd. 4,700 158,595
Nohmi Bosai, Ltd. 2,000 39,849
Nojima Corp. 40,200 567,405
#Nomura Micro Science Co.,
Ltd. 113,800 1,615,202
Noritake Co., Ltd. 26,200 667,363
Noritz Corp. 38,100 444,469
North Pacific Bank, Ltd. 401,000 1,058,277
#NPC, Inc. 20,000 118,956
NPR-RIKEN Corp. 37,800 587,876
NS Tool Co., Ltd. 13,000 63,154
NS United Kaiun Kaisha, Ltd. 11,400 325,554
NSD Co., Ltd. 33,300 724,041
NSK, Ltd. 270,500 1,245,552
NSW, Inc. 1,400 27,398
NTN Corp. 689,300 1,153,924
Oat Agrio Co., Ltd. 5,700 69,190
Obara Group, Inc. 3,200 88,968
Oenon Holdings, Inc. 22,900 60,736

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Ogaki Kyoritsu Bank, Ltd.
(The) 53,800 $ 647,401
Ohara, Inc. 6,600 56,370
#Ohba Co., Ltd. 2,500 16,626
Ohsho Food Service Corp. 6,900 135,894
OIE Sangyo Co., Ltd. 800 9,963
Oiles Corp. 22,100 290,314
#*Oisix ra daichi, Inc. 12,400 103,140
Oita Bank, Ltd. (The) 3,700 76,028
Okabe Co., Ltd. 34,300 175,187
Okada Aiyon Corp. 1,500 20,295
Okamoto Industries, Inc. 4,000 139,176
#Okamoto Machine Tool
Works, Ltd. 900 23,456
Okamura Corp. 12,400 157,030
Okasan Securities Group, Inc. 122,500 493,780
Oki Electric Industry Co., Ltd. 150,700 999,225
Okinawa Cellular Telephone
Co. 12,300 350,044
Okinawa Electric Power Co.,
Inc. (The) 38,700 263,971
Okinawa Financial Group, Inc. 15,700 233,348
OKUMA Corp. 101,500 2,082,308
Okumura Corp. 14,000 395,667
Okura Industrial Co., Ltd. 5,700 101,595
Okuwa Co., Ltd. 33,600 200,287
Onamba Co., Ltd. 4,800 37,404
Onoken Co., Ltd. 16,600 163,793
Onward Holdings Co., Ltd. 280,300 962,396
Ootoya Holdings Co., Ltd. 600 19,774
Open Up Group, Inc. 15,300 203,799
Optex Group Co., Ltd. 18,400 197,620
Optim Corp. 10,600 41,683
Optimus Group Co., Ltd. 6,800 23,258
Optorun Co., Ltd. 78,600 1,001,560
Organo Corp. 61,000 2,911,341
Oriental Shiraishi Corp. 143,500 360,811
Oro Co., Ltd. 2,900 45,825
#Osaka Organic Chemical
Industry, Ltd. 15,800 307,858
Osaka Soda Co., Ltd. 7,500 80,010
#OSAKA Titanium
Technologies Co., Ltd. 67,500 962,482
Osaki Electric Co., Ltd. 20,300 106,081
#OSG Corp. 93,600 1,111,894
#Oval Corp. 13,400 32,725
Pacific Industrial Co., Ltd. 71,100 644,603
#Pack Corp. (The) 4,200 103,259
PAL GROUP Holdings Co.,
Ltd. 7,100 142,629
PALTAC Corp. 13,500 366,381
Paraca, Inc. 800 9,243
Paramount Bed Holdings Co.,
Ltd. 15,300 265,672
Park24 Co., Ltd. 157,000 1,969,650
#Pasona Group, Inc. 32,200 428,911
PCI Holdings, Inc. 100 632
Pegasus Co., Ltd. 20,300 62,636
Shares Value †
JAPAN — (Continued)
Penta-Ocean Construction
Co., Ltd. 313,900 $ 1,312,064
People Dreams &
Technologies Group Co., Ltd. 4,200 45,495
*PeptiDream, Inc. 81,700 1,522,170
#Pharma Foods International
Co., Ltd. 56,200 356,035
#PHC Holdings Corp. 42,600 279,945
#PIA Corp. 1,100 22,603
#Pickles Holdings Co., Ltd. 200 1,401
Pigeon Corp. 150,600 1,632,798
PILLAR Corp. 14,000 397,046
Pilot Corp. 11,000 343,522
Plus Alpha Consulting Co., Ltd. 12,800 181,339
Pola Orbis Holdings, Inc. 73,300 721,571
Pole To Win Holdings, Inc. 31,800 95,823
Port, Inc. 9,500 117,436
*PR Times Corp. 2,900 30,309
Press Kogyo Co., Ltd. 105,200 382,608
Prestige International, Inc. 60,300 271,563
Prima Meat Packers, Ltd. 40,800 601,320
Procrea Holdings, Inc. 15,000 173,806
#Pro-Ship, Inc. 4,500 44,225
Proto Corp. 14,600 136,871
PS Construction Co., Ltd. 5,110 32,976
Punch Industry Co., Ltd. 11,600 33,355
QB Net Holdings Co., Ltd. 10,300 68,498
Qol Holdings Co., Ltd. 31,400 293,953
Quick Co., Ltd. 4,400 58,436
Raccoon Holdings, Inc. 7,500 37,174
Raito Kogyo Co., Ltd. 70,800 1,038,818
Raiznext Corp. 6,300 65,140
#Raksul, Inc. 90,100 770,131
Rakus Co., Ltd. 91,100 1,237,991
Rasa Corp. 200 1,854
Rasa Industries, Ltd. 4,900 89,652
#Raysum Co., Ltd. 12,945 500,548
Relo Group, Inc. 104,300 1,284,193
Renaissance, Inc. 1,700 11,551
Rengo Co., Ltd. 198,300 1,206,008
#*RENOVA, Inc. 46,801 267,610
Resol Holdings Co., Ltd. 400 12,999
Resorttrust, Inc. 80,900 1,479,648
Restar Corp. 10,700 186,218
Retail Partners Co., Ltd. 22,900 197,241
Rheon Automatic Machinery
Co., Ltd. 7,400 69,616
Riken Keiki Co., Ltd. 10,800 309,838
Riken Technos Corp. 27,000 185,761
Riken Vitamin Co., Ltd. 22,800 400,394
#Ringer Hut Co., Ltd. 34,300 511,151
Rion Co., Ltd. 6,800 111,202
Riso Kagaku Corp. 3,500 81,339
Riso Kyoiku Co., Ltd. 9,813 18,167
Rix Corp. 400 7,232
Rokko Butter Co., Ltd. 5,900 55,233
Roland Corp. 8,200 211,022
Rorze Corp. 22,100 334,420

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Round One Corp. 188,300 $ 1,204,032
#Royal Holdings Co., Ltd. 27,900 454,789
Ryobi, Ltd. 32,500 406,877
RYODEN Corp. 17,000 272,759
Ryoyo Ryosan Holdings, Inc. 9,740 165,099
S Foods, Inc. 18,800 345,330
S&B Foods, Inc. 2,300 73,987
#Sac's Bar Holdings, Inc. 17,600 105,259
Saibu Gas Holdings Co., Ltd. 17,200 202,121
Saizeriya Co., Ltd. 65,400 2,421,507
Sakai Chemical Industry Co.,
Ltd. 31,200 562,860
Sakai Heavy Industries, Ltd. 4,500 70,517
Sakai Moving Service Co., Ltd. 13,300 216,450
Sakata INX Corp. 55,700 567,879
Sakata Seed Corp. 10,700 249,368
#Sakura Internet, Inc. 8,900 276,363
Sala Corp. 38,200 212,410
#Samco, Inc. 1,700 36,885
*SAMTY Holdings Co., Ltd. 31,400 679,225
San Holdings, Inc. 1,400 10,220
San ju San Financial Group,
Inc. 9,300 103,242
San-A Co., Ltd. 12,800 240,748
San-Ai Obbli Co., Ltd. 44,500 548,344
Sangetsu Corp. 45,000 827,474
San-In Godo Bank, Ltd. (The) 46,500 378,533
#*Sanix, Inc. 20,800 37,005
*Sanken Electric Co., Ltd. 39,100 1,569,134
Sanki Engineering Co., Ltd. 39,500 623,650
Sanko Gosei, Ltd. 27,100 108,880
Sanko Metal Industrial Co.,
Ltd. 1,700 44,641
Sankyo Tateyama, Inc. 28,300 139,340
Sankyu, Inc. 30,500 1,067,625
Sanoh Industrial Co., Ltd. 17,200 83,107
Sansei Technologies, Inc. 10,000 89,086
Sansha Electric Manufacturing
Co., Ltd. 5,000 33,218
Sanshin Electronics Co., Ltd. 3,900 52,333
Santec Holdings Corp. 3,000 111,275
Sanyo Chemical Industries,
Ltd. 12,600 343,279
Sanyo Denki Co., Ltd. 7,100 418,566
#Sanyo Electric Railway Co.,
Ltd. 9,241 123,092
Sanyo Special Steel Co., Ltd. 24,100 301,082
Sanyo Trading Co., Ltd. 17,700 171,510
Sato Holdings Corp. 21,200 298,811
Sato Shoji Corp. 8,500 76,672
#Satori Electric Co., Ltd. 11,500 144,802
Sawai Group Holdings Co.,
Ltd. 193,600 2,604,211
SBI Global Asset Management
Co., Ltd. 13,900 55,664
SBS Holdings, Inc. 11,500 189,798
Scroll Corp. 26,600 167,118
Seed Co., Ltd. 12,100 39,559
#Segue Group Co., Ltd. 10,600 41,127
Shares Value †
JAPAN — (Continued)
Seika Corp. 3,000 $ 76,711
#Seikitokyu Kogyo Co., Ltd. 40,900 400,341
Seiko Electric Co., Ltd. 900 7,551
Seiko Group Corp. 35,100 899,823
Seino Holdings Co., Ltd. 28,800 465,205
Seiren Co., Ltd. 19,100 323,380
Sekisui Kasei Co., Ltd. 3,700 9,084
SEMITEC Corp. 1,800 21,400
Senko Group Holdings Co.,
Ltd. 152,300 1,436,764
Senshu Electric Co., Ltd. 13,400 451,285
Senshu Ikeda Holdings, Inc. 503,400 1,130,233
Septeni Holdings Co., Ltd. 11,000 32,352
Seria Co., Ltd. 43,900 912,152
Seven Bank, Ltd. 635,800 1,346,523
#SFP Holdings Co., Ltd. 3,700 47,390
#Sharingtechnology, Inc. 14,600 76,007
Shibaura Electronics Co., Ltd. 7,700 179,957
Shibaura Machine Co., Ltd. 39,800 979,813
Shibaura Mechatronics Corp. 51,300 3,664,165
Shibusawa Warehouse Co.,
Ltd. (The) 6,900 142,915
Shibuya Corp. 8,200 199,987
#*SHIFT, Inc. 5,200 530,839
Shiga Bank, Ltd. (The) 13,300 289,007
Shikibo, Ltd. 11,500 76,327
Shikoku Bank, Ltd. (The) 32,300 199,536
Shikoku Electric Power Co.,
Inc. 150,500 1,356,550
Shima Seiki Manufacturing,
Ltd. 18,100 136,173
*Shimadaya Corp. 1,000 9,677
Shimizu Bank, Ltd. (The) 2,200 20,610
Shimojima Co., Ltd. 1,400 12,178
Shin Nippon Air Technologies
Co., Ltd. 9,700 215,237
#Shin Nippon Biomedical
Laboratories, Ltd. 17,300 141,058
Shinagawa Refractories Co.,
Ltd. 41,200 485,231
Shindengen Electric
Manufacturing Co., Ltd. 6,500 102,583
Shin-Etsu Polymer Co., Ltd. 43,000 450,537
Shinko Shoji Co., Ltd. 24,500 155,533
Shinmaywa Industries, Ltd. 64,800 580,254
Shinnihonseiyaku Co., Ltd. 7,600 86,964
Shinsho Corp. 3,700 151,328
Shinwa Co., Ltd. 8,800 42,693
Shinwa Co., Ltd. 2,900 51,213
Ship Healthcare Holdings, Inc. 38,900 594,002
Shizuoka Gas Co., Ltd. 34,800 233,713
SHO-BOND Holdings Co., Ltd. 9,000 317,991
Shoei Co., Ltd. 51,700 799,980
Shoei Foods Corp. 9,500 275,349
Shofu, Inc. 5,600 83,600
Showa Sangyo Co., Ltd. 17,300 328,680
SIGMAXYZ Holdings, Inc. 36,000 408,626
Siix Corp. 26,200 194,017
Simplex Holdings, Inc. 5,400 88,626

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
#Sinanen Holdings Co., Ltd. 2,200 $ 93,734
Sinfonia Technology Co., Ltd. 47,000 1,622,977
Sinko Industries, Ltd. 1,400 40,624
SKY Perfect JSAT Holdings,
Inc. 206,500 1,197,042
#*Smaregi, Inc. 11,800 226,510
SMK Corp. 700 10,914
SMS Co., Ltd. 35,500 402,135
Soda Nikka Co., Ltd. 6,300 47,935
Sodick Co., Ltd. 97,300 494,405
Softcreate Holdings Corp. 6,100 87,220
Software Service, Inc. 1,600 134,449
Soken Chemical & Engineering
Co., Ltd. 4,600 96,786
Solasto Corp. 29,800 95,861
Soliton Systems KK 6,100 51,339
Sotetsu Holdings, Inc. 44,500 700,402
Sparx Group Co., Ltd. 8,140 74,279
SPK Corp. 800 10,766
S-Pool, Inc. 61,200 147,049
*SRE Holdings Corp. 16,400 419,892
SRS Holdings Co., Ltd. 18,400 139,517
#ST Corp. 3,600 35,001
St Marc Holdings Co., Ltd. 4,000 61,054
Star Mica Holdings Co., Ltd. 24,100 102,048
Star Micronics Co., Ltd. 62,900 816,368
Startia Holdings, Inc. 4,300 55,188
Starts Corp., Inc. 19,500 453,176
Starzen Co., Ltd. 10,200 199,078
#St-Care Holding Corp. 9,100 44,387
Stella Chemifa Corp. 2,900 86,624
Step Co., Ltd. 2,600 34,581
STI Foods Holdings, Inc. 2,100 78,858
Strike Co., Ltd. 11,000 271,886
#Studio Alice Co., Ltd. 4,100 55,043
Sugimoto & Co., Ltd. 3,200 29,033
#Sumida Corp. 116,000 723,453
Sumitomo Bakelite Co., Ltd. 33,200 884,244
Sumitomo Mitsui Construction
Co., Ltd. 284,100 725,520
Sumitomo Osaka Cement Co.,
Ltd. 40,100 994,043
#*Sumitomo Pharma Co., Ltd. 168,000 582,334
Sumitomo Riko Co., Ltd. 29,300 302,377
Sumitomo Seika Chemicals
Co., Ltd. 5,700 190,468
Sumitomo Warehouse Co.,
Ltd. (The) 25,400 446,720
Sun Frontier Fudousan Co.,
Ltd. 40,800 490,966
Sun-Wa Technos Corp. 2,500 35,631
#SUNWELS Co., Ltd. 1,600 19,159
Suruga Bank, Ltd. 325,100 2,343,409
Suzuden Corp. 3,100 36,368
Suzuken Co., Ltd. 37,100 1,219,252
Suzuki Co., Ltd. 7,700 95,691
Suzumo Machinery Co., Ltd. 1,600 15,945
SWCC Corp. 63,600 2,267,179
Shares Value †
JAPAN — (Continued)
#*SymBio Pharmaceuticals,
Ltd. 11,500 $ 18,044
Synchro Food Co., Ltd. 1,600 4,958
System Research Co., Ltd. 5,000 47,497
System Support, Inc. 2,700 32,561
Systems Engineering
Consultants Co., Ltd. 1,100 29,608
Systena Corp. 299,300 717,180
Syuppin Co., Ltd. 8,500 59,373
T Hasegawa Co., Ltd. 400 8,758
T RAD Co., Ltd. 1,400 30,927
Tachibana Eletech Co., Ltd. 7,700 128,447
Tachi-S Co., Ltd., Class S 53,500 623,069
Tadano, Ltd. 69,400 447,267
Taihei Dengyo Kaisha, Ltd. 5,800 196,094
Taiheiyo Cement Corp. 28,400 627,382
Taiheiyo Kouhatsu, Inc. 300 1,434
Taiho Kogyo Co., Ltd. 19,100 77,115
Taikisha, Ltd. 8,300 266,178
Taiko Bank, Ltd. (The) 1,300 11,607
Taisei Lamick Co., Ltd. 600 10,151
Taiyo Holdings Co., Ltd. 32,100 857,686
Taiyo Yuden Co., Ltd. 2,300 41,349
Takamatsu Construction
Group Co., Ltd. 17,900 348,658
Takamiya Co., Ltd. 100 291
Takaoka Toko Co., Ltd. 8,601 111,010
Takara & Co., Ltd. 3,900 68,719
Takara Bio, Inc. 54,500 364,943
Takara Holdings, Inc. 171,800 1,356,242
Takara Standard Co., Ltd. 30,500 333,983
Takasago International Corp. 12,480 426,856
Takasago Thermal
Engineering Co., Ltd. 52,200 1,690,824
#Takashima & Co., Ltd. 17,201 137,089
Takashimaya Co., Ltd. 108,900 872,558
Takasho Co., Ltd. 3,000 9,552
Take And Give Needs Co., Ltd. 6,100 35,200
TAKEBISHI Corp. 2,300 31,527
Takeuchi Manufacturing Co.,
Ltd. 43,900 1,390,563
#Taki Chemical Co., Ltd. 2,700 65,849
Takuma Co., Ltd. 7,500 78,828
#Tama Home Co., Ltd. 13,500 341,211
Tamron Co., Ltd. 26,000 745,905
Tamura Corp. 157,300 579,323
Tanseisha Co., Ltd. 9,100 48,629
Tayca Corp. 6,300 68,159
#Tazmo Co., Ltd. 12,400 302,012
TDC Soft, Inc. 14,000 114,426
TechMatrix Corp. 24,400 357,210
TECHNO HORIZON Co., Ltd. 3,400 8,125
Techno Smart Corp. 1,200 13,337
Technoflex Corp. 2,600 18,656
TechnoPro Holdings, Inc. 47,900 866,964
Tecnos Japan, Inc. 5,800 24,597
Teijin, Ltd. 340,600 3,072,276
Teikoku Electric Manufacturing
Co., Ltd. 10,000 187,428

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Tekken Corp. 10,400 $ 163,997
Temairazu, Inc. 1,200 25,446
Tenma Corp. 6,600 127,256
#Tenpos Holdings Co., Ltd. 1,200 25,406
Tera Probe, Inc. 8,200 176,032
Terasaki Electric Co., Ltd. 5,000 78,221
Tess Holdings Co., Ltd. 3,901 7,222
#T-Gaia Corp. 5,300 92,761
THK Co., Ltd. 179,600 3,024,284
TKC Corp. 3,500 91,219
TOA Corp. 65,000 423,305
TOA ROAD Corp. 14,200 118,112
#Toagosei Co., Ltd. 47,400 487,770
*TOBISHIMA HOLDINGS, Inc. 24,400 244,120
Tocalo Co., Ltd. 60,100 710,192
Tochigi Bank, Ltd. (The) 174,800 299,510
Toda Corp. 213,000 1,297,087
#*Toda Kogyo Corp. 3,700 41,973
Toenec Corp. 13,800 86,338
Togami Electric Manufacturing
Co., Ltd. 600 12,782
Toho Bank, Ltd. (The) 321,600 557,377
Toho Co., Ltd. 6,000 107,454
Toho Gas Co., Ltd. 27,000 677,282
#Toho Holdings Co., Ltd. 45,500 1,361,191
#Toho Titanium Co., Ltd. 2,400 16,165
*Toho Zinc Co., Ltd. 21,000 134,830
Tokai Carbon Co., Ltd. 184,800 1,053,903
Tokai Corp. 15,600 223,771
TOKAI Holdings Corp. 13,000 79,882
Tokai Rika Co., Ltd. 39,600 565,176
Tokai Tokyo Financial
Holdings, Inc. 201,500 625,698
Tokushu Tokai Paper Co., Ltd. 3,800 93,799
Tokuyama Corp. 83,100 1,477,333
Tokyo Electron Device, Ltd. 16,300 369,713
Tokyo Energy & Systems, Inc. 14,300 107,209
#Tokyo Keiki, Inc. 4,300 85,111
Tokyo Kiraboshi Financial
Group, Inc. 22,600 615,723
Tokyo Rope Manufacturing
Co., Ltd. 8,600 63,854
Tokyo Sangyo Co., Ltd. 3,500 15,923
Tokyo Seimitsu Co., Ltd. 17,100 956,567
Tokyo Steel Manufacturing
Co., Ltd. 69,700 696,428
Tokyo Tekko Co., Ltd. 21,700 772,125
Tokyotokeiba Co., Ltd. 15,400 422,091
Tokyu Construction Co., Ltd. 147,300 668,205
Toli Corp. 36,500 99,202
Tomato Bank, Ltd. 2,900 21,056
Tomen Devices Corp. 1,700 69,864
Tomoe Engineering Co., Ltd. 4,200 104,087
Tomoku Co., Ltd. 4,600 70,272
TOMONY Holdings, Inc. 325,900 851,523
Tomy Co., Ltd. 58,500 1,560,384
Tonami Holdings Co., Ltd. 3,500 135,336
Topcon Corp. 55,800 575,126
Topre Corp. 19,200 225,119
Shares Value †
JAPAN — (Continued)
Topy Industries, Ltd. 13,000 $ 166,420
Torex Semiconductor, Ltd. 8,900 90,563
Toridoll Holdings Corp. 24,400 631,284
Torishima Pump
Manufacturing Co., Ltd. 19,600 361,054
Tosei Corp. 28,700 452,379
Toshiba TEC Corp. 5,200 119,652
Tosho Co., Ltd. 22,300 99,843
Totech Corp. 5,100 88,658
Totetsu Kogyo Co., Ltd. 16,400 355,293
Toukei Computer Co., Ltd. 1,000 30,724
Towa Bank, Ltd. (The) 16,600 63,207
Towa Corp. 89,500 1,191,571
Towa Pharmaceutical Co., Ltd. 15,900 328,804
Toyo Construction Co., Ltd. 53,900 464,603
Toyo Corp. 3,300 34,381
#Toyo Gosei Co., Ltd. 3,600 171,344
Toyo Kanetsu KK 5,200 153,107
#Toyo Machinery & Metal Co.,
Ltd. 14,300 57,078
Toyo Seikan Group Holdings,
Ltd. 200 3,008
#Toyo Tanso Co., Ltd. 11,400 399,645
Toyo Tire Corp. 129,400 1,859,554
Toyobo Co., Ltd. 140,600 900,874
Toyoda Gosei Co., Ltd. 50,000 861,645
Toyota Boshoku Corp. 57,001 768,246
Traders Holdings Co., Ltd. 19,400 103,798
Trancom Co., Ltd. 1,601 108,468
#Transaction Co., Ltd. 9,800 158,782
*Transaction Media Networks,
Inc. 16,000 45,482
Transcosmos, Inc. 5,200 114,019
TRE Holdings Corp. 52,800 624,622
#Treasure Factory Co., Ltd. 13,800 122,304
Trusco Nakayama Corp. 19,200 285,873
#Tsubaki Nakashima Co., Ltd. 118,300 538,980
Tsubakimoto Chain Co. 27,900 355,149
Tsubakimoto Kogyo Co., Ltd. 2,100 26,111
#Tsuburaya Fields Holdings,
Inc. 39,400 534,128
Tsugami Corp. 42,800 402,923
Tsukishima Holdings Co., Ltd. 19,400 176,138
Tsukuba Bank, Ltd. 263,400 392,528
Tsumura & Co. 66,200 2,176,028
Tsuzuki Denki Co., Ltd. 1,600 26,270
UACJ Corp. 19,230 638,791
UBE Corp. 169,700 2,822,484
Ubicom Holdings, Inc. 1,200 10,612
Uchida Yoko Co., Ltd. 4,700 202,718
ULS Group, Inc. 400 14,233
Ulvac, Inc. 13,200 636,061
U-Next Holdings Co., Ltd. 12,100 390,028
#Union Tool Co. 3,800 180,364
Unipres Corp. 85,300 628,865
United Arrows, Ltd. 25,300 363,078
#United Super Markets
Holdings, Inc. 57,400 314,273
UNITED, Inc. 5,500 27,441

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
#*Unitika, Ltd. 315,800 $ 609,520
#Universal Entertainment
Corp. 81,000 696,603
Urbanet Corp Co., Ltd. 24,500 61,119
#User Local, Inc. 24,700 303,065
Ushio, Inc. 78,900 1,095,251
UT Group Co., Ltd. 34,100 586,746
V Technology Co., Ltd. 19,500 314,023
Valor Holdings Co., Ltd. 31,900 441,459
Valqua, Ltd. 8,400 182,255
#VALTES HOLDINGS Co.,
Ltd. 600 1,568
#Value HR Co., Ltd. 10,500 119,458
ValueCommerce Co., Ltd. 22,100 158,868
Vector, Inc. 24,000 151,098
Vertex Corp. 6,900 91,819
Vision, Inc. 70,800 492,219
#*Visional, Inc. 29,400 1,589,038
Vital KSK Holdings, Inc. 33,700 283,848
VT Holdings Co., Ltd. 74,200 228,945
Wacoal Holdings Corp. 26,100 817,140
Wacom Co., Ltd. 67,300 315,458
Wakachiku Construction Co.,
Ltd. 2,700 63,368
Wakita & Co., Ltd. 22,200 231,145
Warabeya Nichiyo Holdings
Co., Ltd. 22,300 302,457
Waseda Academy Co., Ltd. 3,300 36,374
Watahan & Co., Ltd. 7,500 79,665
#WATAMI Co., Ltd. 12,900 90,531
WDB Holdings Co., Ltd. 2,500 28,262
Wealth Management, Inc. 1,500 10,763
#Weathernews, Inc. 3,600 142,984
Welcia Holdings Co., Ltd. 11,800 147,573
Wellnet Corp. 9,000 47,031
#West Holdings Corp. 21,600 323,451
#Will Group, Inc. 3,200 20,630
WingArc1st, Inc. 18,900 405,731
WIN-Partners Co., Ltd. 100 811
Workman Co., Ltd. 2,200 56,110
World Co., Ltd. 24,700 313,118
World Holdings Co., Ltd. 5,000 63,056
#*W-Scope Corp. 72,700 171,817
Xebio Holdings Co., Ltd. 29,600 224,830
#YAC Holdings Co., Ltd. 9,600 139,218
#Yahagi Construction Co., Ltd. 9,000 89,513
YAKUODO Holdings Co., Ltd. 7,800 108,813
YAMABIKO Corp. 39,900 656,421
YAMADA Consulting Group
Co., Ltd. 3,200 44,368
Yamae Group Holdings Co.,
Ltd. 2,500 32,316
Yamagata Bank, Ltd. (The) 9,200 58,706
Yamaguchi Financial Group,
Inc. 139,800 1,388,593
Yamaichi Electronics Co., Ltd. 30,500 524,202
Yamami Co. 1,400 34,144
Yamanashi Chuo Bank, Ltd.
(The) 26,100 281,518
Shares Value †
JAPAN — (Continued)
#Yamashin-Filter Corp. 22,900 $ 70,658
Yamatane Corp. 6,000 129,788
Yamaura Corp. 1,300 10,164
#Yamaya Corp. 600 11,289
Yamazen Corp. 37,600 328,298
Yaoko Co., Ltd. 4,500 273,707
Yashima Denki Co., Ltd. 10,400 118,252
Yellow Hat, Ltd. 37,500 613,491
Yokogawa Bridge Holdings
Corp. 45,200 831,449
Yokorei Co., Ltd. 50,699 308,537
Yokowo Co., Ltd. 28,001 283,824
Yondenko Corp. 15,600 130,986
Yondoshi Holdings, Inc. 18,100 219,232
Yonex Co., Ltd. 54,700 690,550
Yorozu Corp. 13,300 103,292
*Yoshimura Food Holdings KK 9,200 83,952
Yoshinoya Holdings Co., Ltd. 74,800 1,526,200
Yossix Holdings Co., Ltd. 2,600 56,071
Yotai Refractories Co., Ltd. 5,900 64,723
Yuasa Trading Co., Ltd. 5,600 171,502
Yukiguni Maitake Co., Ltd. 15,900 109,288
Yurtec Corp. 51,600 503,720
Yushin Precision Equipment
Co., Ltd. 2,100 9,168
Zacros Corp. 7,500 213,442
Zenrin Co., Ltd. 35,200 187,410
Zeon Corp. 192,100 1,805,923
ZERIA Pharmaceutical Co.,
Ltd. 13,100 200,381
ZIGExN Co., Ltd. 77,900 297,127
Zojirushi Corp. 10,000 105,236
#Zuiko Corp. 4,900 44,038
TOTAL JAPAN 488,000,383
NETHERLANDS — (2.3%)
Aalberts NV 77,230 2,780,283
Acomo NV 13,724 259,250
AFC Ajax NV 38 411
Ω#*Alfen N.V. 2,999 39,900
Allfunds Group PLC 167,425 1,022,425
#AMG Critical Materials NV 6,909 116,786
APERAM SA 56,919 1,541,141
Arcadis NV 80,158 5,539,031
ASR Nederland NV 1,847 87,366
#*Avantium N.V. 2,073 5,368
ΩB&S Group Sarl 38,656 194,306
Ω#*Basic-Fit NV 49,991 1,228,731
BE Semiconductor Industries
NV 25,265 2,686,383
#Brunel International NV 19,160 184,297
Corbion NV 41,274 1,031,503
Ω*CTP NV 64,624 1,074,833
#Flow Traders, Ltd. 46,075 1,052,445
ForFarmers NV 40,486 143,948
Fugro NV 151,604 3,466,231
IMCD NV 33,829 5,363,882
*InPost SA 80,860 1,573,992
JDE Peet's NV 23,334 524,382

Dimensional International Small Cap ETF
continued
Shares Value †
NETHERLANDS — (Continued)
#*Kendrion NV 11,828 $ 140,224
*Koninklijke BAM Groep NV 473,694 2,182,538
*Koninklijke Heijmans N.V 41,211 1,107,329
Koninklijke Vopak NV 57,785 2,649,888
#Nedap NV 389 23,227
#*OCI NV 103,958 1,260,100
#*Pharming Group NV 224,267 187,232
#*PostNL NV 85,335 102,186
Randstad NV 70,639 3,247,779
SBM Offshore NV 154,953 2,821,120
*SIF Holding NV 3,288 49,261
ΩSignify NV 106,227 2,597,119
Sligro Food Group NV 11,459 142,567
TKH Group NV 28,367 1,148,711
#*TomTom NV 12,522 68,176
Van Lanschot Kempen NV 32,862 1,500,198
TOTAL NETHERLANDS 49,144,549
NEW ZEALAND — (0.3%)
AFT Pharmaceuticals, Ltd. 1,337 2,546
Air New Zealand, Ltd. 794,768 243,598
*Arvida Group, Ltd. 299,106 302,622
Briscoe Group, Ltd. 1,327 4,044
CDL Investments New
Zealand, Ltd. 284 121
#Channel Infrastructure NZ,
Ltd. 245,909 259,044
#Colonial Motor Co., Ltd. (The) 8 33
Comvita, Ltd. 2,552 1,731
Delegat Group, Ltd. 104 319
*Fletcher Building, Ltd. 571,670 1,020,687
Freightways Group, Ltd. 102,088 637,348
Genesis Energy, Ltd. 243,362 309,226
*Gentrack Group, Ltd. 8,342 49,647
Hallenstein Glasson Holdings,
Ltd. 2,173 9,738
Heartland Group Holdings, Ltd. 534,130 324,245
*KMD Brands, Ltd. 170,653 44,688
Manawa Energy, Ltd. 22,056 72,328
#Napier Port Holdings, Ltd. 3,846 5,219
NZME, Ltd. 3,618 2,304
NZX, Ltd. 123,324 99,819
*Oceania Healthcare, Ltd. 492,290 228,529
#*PGG Wrightson, Ltd. 2,410 2,553
*Rakon, Ltd. 10,360 4,378
*Ryman Healthcare, Ltd. 91,383 270,301
Sanford, Ltd. 2,932 6,631
Scales Corp., Ltd. 55,080 131,451
*Serko, Ltd. 23,723 49,416
Skellerup Holdings, Ltd. 58,094 169,761
#SKY Network Television, Ltd. 102,760 167,572
SKYCITY Entertainment
Group, Ltd. 470,338 383,493
Steel & Tube Holdings, Ltd. 9,152 4,957
*Summerset Group Holdings,
Ltd. 125,944 928,699
#Tourism Holdings, Ltd. 14,771 16,967
#TOWER, Ltd. 127,989 102,071
*Vista Group International, Ltd. 142,657 244,518
Shares Value †
NEW ZEALAND — (Continued)
Warehouse Group, Ltd. (The) 34,693 $ 21,267
TOTAL NEW ZEALAND 6,121,871
NORWAY — (0.8%)
2020 Bulkers, Ltd. 31,632 377,104
ABG Sundal Collier Holding
ASA 235,724 147,670
AF Gruppen ASA 4,784 56,990
#*Agilyx ASA 8,988 29,090
*Akastor ASA 66,952 77,936
#Aker BioMarine ASA 10,032 45,929
#*Aker Carbon Capture ASA 130,501 72,169
AMSC ASA 63,004 163,644
*Archer, Ltd. 21,921 47,020
Arendals Fossekompani ASA 104 1,509
Atea ASA 33,101 422,525
*Atlantic Sapphire ASA 207,450 1,525
Austevoll Seafood ASA 36,350 314,385
Ω#Avance Gas Holding, Ltd. 15,921 147,513
#Awilco LNG AS 66,425 36,975
Belships ASA 99,004 158,867
*BEWi ASA 13,196 30,686
#*BLUENORD ASA 12,951 631,676
Bonheur ASA 1,282 32,194
Borr Drilling, Ltd. 65,164 271,044
#Borr Drilling, Ltd. 86,555 362,665
Borregaard ASA 12,141 213,533
Bouvet ASA 49,429 304,271
BW Offshore, Ltd. 68,921 186,199
#*Cavendish Hydrogen ASA 5,897 5,993
*Cloudberry Clean Energy
ASA 135,731 147,662
Ω#*Crayon Group Holding
ASA 113,265 1,112,072
DNO ASA 493,079 480,098
*DOF Group ASA 47,359 375,252
Ω#*Elkem ASA 227,551 370,092
*Elliptic Laboratories ASA 37,636 35,826
ΩElmera Group ASA 61,674 187,028
Elopak ASA 84,271 340,357
*Endur ASA 2,790 14,746
ΩEuropris ASA 68,087 420,359
FLEX LNG, Ltd. 15,670 383,915
*Gaming Innovation Group,
Inc. 216 486
#Grieg Seafood ASA 167,175 1,010,137
*Hexagon Composites ASA 135,876 527,840
#*Hexagon Purus ASA 16,406 10,263
ΩKid ASA 14,502 199,050
Kitron ASA 221,749 628,032
ΩKlaveness Combination
Carriers ASA 16,338 125,752
*Kongsberg Automotive ASA 291,958 37,056
*LINK Mobility Group Holding
ASA 249,570 598,449
Magnora ASA 35,357 72,603
Medistim ASA 40 580
MPC Container Ships ASA 500,516 984,207
ΩMulticonsult ASA 4,224 72,759

Dimensional International Small Cap ETF
continued
Shares Value †
NORWAY — (Continued)
*Napatech A/S 31,342 $ 78,423
#*NEL ASA 344,287 130,312
NORBIT ASA 23,983 205,903
ΩNorske Skog ASA 47,281 97,302
#*Norwegian Air Shuttle ASA 106,868 102,698
#*Nykode Therapeutics ASA 9,315 3,888
Odfjell Drilling, Ltd. 85,512 393,821
Odfjell SE, Class A 7,498 85,513
Odfjell Technology, Ltd. 13,278 60,790
ΩOkeanis Eco Tankers Corp. 8,484 223,053
Panoro Energy ASA 68,575 166,613
Pareto Bank ASA 19,240 112,854
*Petronor E&P ASA 17 15
Pexip Holding ASA 57,777 223,924
*PhotoCure ASA 18,583 87,268
Protector Forsikring ASA 10,570 273,104
Rana Gruber ASA 19,408 137,241
#*REC Silicon ASA 225,596 161,572
*Salmon Evolution ASA 172,737 105,705
*SATS ASA 50,361 98,618
Ω*Scatec ASA 159,933 1,154,144
Sea1 offshore, Inc. 44,241 108,292
Selvaag Bolig ASA 21,139 63,146
Ω#*Shelf Drilling, Ltd. 74,136 101,421
*SmartCraft ASA 13,189 35,751
*Solstad Offshore ASA 115,434 354,766
Sparebank 1 Oestlandet 16,577 236,698
Sparebanken More 3,527 28,471
Veidekke ASA 60,143 682,650
Wilh Wilhelmsen Holding ASA,
Class A 2,862 105,862
Ω*XXL ASA 3,017 13,952
TOTAL NORWAY 17,907,503
PORTUGAL — (0.4%)
Altri SGPS SA 54,368 293,588
Banco Comercial Portugues
SA, Class R 8,152,199 4,101,279
Corticeira Amorim SGPS SA 22,300 202,879
CTT-Correios de Portugal SA 24,815 115,170
Ibersol SGPS SA 8,614 68,829
#Mota-Engil SGPS SA 128,772 357,890
Navigator Co. SA (The) 141,509 543,231
NOS SGPS SA 144,727 553,071
REN - Redes Energeticas
Nacionais SGPS SA 342,177 852,554
Semapa-Sociedade de
Investimento e Gestao 7,377 118,210
Sonae SGPS SA 821,247 810,450
TOTAL PORTUGAL 8,017,151
SINGAPORE — (0.8%)
#*AEM Holdings, Ltd. 396,915 393,045
*Aspen Group Holdings, Ltd. 388 13
*Avarga, Ltd. 23,300 3,523
Aztech Global, Ltd. 58,000 33,102
Banyan Tree Holdings, Ltd. 22,200 5,706
BRC Asia, Ltd. 800 1,415
Bukit Sembawang Estates,
Ltd. 3,300 9,005
Shares Value †
SINGAPORE — (Continued)
Centurion Corp., Ltd. 163,900 $ 104,691
China Aviation Oil Singapore
Corp., Ltd. 219,700 151,128
Civmec Australia, Ltd. 30,100 25,711
ComfortDelGro Corp., Ltd. 2,085,000 2,316,842
*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,582,900 165,122
*CSE Global, Ltd. 288,017 93,618
Delfi, Ltd. 207,200 137,047
DFI Retail Group Holdings,
Ltd. 111,000 264,180
Dyna-Mac Holdings, Ltd. 700,800 349,632
*Far East Orchard, Ltd. 308 240
First Resources, Ltd. 426,700 470,921
Food Empire Holdings, Ltd. 107,000 82,501
Frasers Property, Ltd. 33,200 22,210
#Frencken Group, Ltd. 667,200 595,129
*Gallant Venture, Ltd. 7,900 475
Geo Energy Resources, Ltd. 629,800 128,540
Golden Agri-Resources, Ltd. 4,292,000 940,872
Grand Venture Technology,
Ltd. 4,600 1,878
GuocoLand, Ltd. 43,100 51,476
Hiap Hoe, Ltd. 600 259
Ho Bee Land, Ltd. 25,700 37,688
Hong Fok Corp., Ltd. 314,300 200,759
Hong Leong Asia, Ltd. 60,700 40,148
Hotel Grand Central, Ltd. 100 54
Hour Glass, Ltd. (The) 72,300 85,258
HRnetgroup, Ltd. 6,400 3,290
Hutchison Port Holdings Trust,
Class U 3,156,100 495,508
iFAST Corp., Ltd. 104,500 592,448
Indofood Agri Resources, Ltd. 2,100 508
*ISDN Holdings, Ltd. 894 203
Keppel Infrastructure Trust 2,084,985 693,471
Mandarin Oriental
International, Ltd. 100 177
Marco Polo Marine, Ltd. 1,866,000 78,990
Mewah International, Inc. 700 146
*mm2 Asia, Ltd. 263,400 3,385
#Nanofilm Technologies
International, Ltd. 221,900 138,383
NETLINK NBN TRUST 1,943,200 1,314,660
*Oceanus Group, Ltd. 1,302,300 6,891
Olam Group, Ltd. 536,900 434,260
OUE, Ltd. 73,100 57,468
*Oxley Holdings, Ltd. 27,300 1,630
Pan-United Corp., Ltd. 16,400 6,446
Propnex, Ltd. 77,000 45,400
Q&M Dental Group Singapore,
Ltd. 43,500 9,700
QAF, Ltd. 15,200 9,594
Raffles Medical Group, Ltd. 452,800 301,205
*Rex International Holding, Ltd. 66,900 5,613
Riverstone Holdings, Ltd. 474,500 324,607
SBS Transit, Ltd. 1,100 2,054
Sheng Siong Group, Ltd. 554,700 666,697

Dimensional International Small Cap ETF
continued
Shares Value †
SINGAPORE — (Continued)
SIA Engineering Co., Ltd. 118,800 $ 217,323
Sinostar PEC Holdings, Ltd. 400 45
StarHub, Ltd. 263,800 237,298
*Straits Trading Co., Ltd. 102,000 111,029
Tai Sin Electric, Ltd. 200 61
*Thomson Medical Group, Ltd. 842,200 30,558
Tiong Woon Corp. Holding,
Ltd. 6,200 2,460
*Tuan Sing Holdings, Ltd. 157,756 29,813
UMS Integration, Ltd. 754,800 581,976
*UOB-Kay Hian Holdings, Ltd. 40,412 47,961
UOL Group, Ltd. 4,400 17,861
Valuetronics Holdings, Ltd. 57,400 27,118
Venture Corp., Ltd. 279,300 2,807,990
Vicom, Ltd. 200 201
Wee Hur Holdings, Ltd. 157,000 49,845
Wing Tai Holdings, Ltd. 234,300 237,329
TOTAL SINGAPORE 16,303,790
SPAIN — (2.3%)
Acciona SA 17,940 2,286,541
Acerinox SA 184,548 1,683,975
ΩAedas Homes SA 11,934 339,450
Almirall SA 115,069 1,123,694
Atresmedia Corp. de Medios
de Comunicacion SA 96,515 456,322
Audax Renovables SA 132,908 253,375
Azkoyen SA 32 219
Banco de Sabadell SA 1,872,721 3,636,223
Bankinter SA 591,718 4,811,551
CIE Automotive SA 23,423 625,556
Construcciones y Auxiliar de
Ferrocarriles SA 17,433 687,017
Corp. ACCIONA Energias
Renovables SA 43,961 904,887
#*Deoleo SA 13,813 3,509
*Distribuidora Internacional de
Alimentacion SA 6,836,970 92,782
#*Duro Felguera SA 24,813 9,765
Ebro Foods SA 38,417 684,834
#*eDreams ODIGEO SA 35,606 250,874
Elecnor SA 35,423 788,366
Enagas SA 202,475 2,862,008
#Ence Energia y Celulosa SA 133,588 416,524
Ercros SA 23,548 92,672
Faes Farma SA 209,684 805,855
Fluidra SA 88,900 2,385,826
ΩGestamp Automocion SA 139,112 407,772
ΩGlobal Dominion Access SA 84,673 239,924
#*Grenergy Renovables SA 1,297 45,904
*Grifols SA 150,169 1,670,247
Grupo Catalana Occidente SA 16,664 682,039
Grupo Empresarial San Jose
SA 96 472
Iberpapel Gestion SA 798 16,114
Indra Sistemas SA 99,995 1,758,660
Laboratorios Farmaceuticos
Rovi SA 22,565 1,913,264
Shares Value †
SPAIN — (Continued)
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 255,050 $ 321,197
Logista Integral SA 31,188 951,442
Mapfre SA 846,151 2,412,299
Melia Hotels International SA 117,060 867,996
ΩMetrovacesa SA 4,022 37,159
Miquel y Costas & Miquel SA 276 3,656
ΩNeinor Homes SA 23,274 381,031
Pharma Mar SA 15,756 1,206,790
Prim SA 28 298
ΩProsegur Cash SA 36,123 21,098
Realia Business SA 360 379
Redeia Corp. SA 98,777 1,823,028
Renta 4 Banco SA 12 161
*Sacyr SA 396,155 1,314,338
*Solaria Energia y Medio
Ambiente SA 90,020 940,162
Ω*Talgo SA 18,677 70,968
*Tecnicas Reunidas SA 49,152 592,315
#Tubacex SA 50,885 177,330
ΩUnicaja Banco SA 1,339,804 1,675,646
Vidrala SA 16,493 1,779,814
Viscofan SA 31,511 2,100,482
TOTAL SPAIN 48,613,810
SWEDEN — (3.0%)
ΩAcadeMedia AB 98,238 603,197
AddLife AB, Class B 108,266 1,370,014
Addnode Group AB 62,075 617,846
AFRY AB 91,034 1,358,697
ΩAlimak Group AB 19,486 222,540
Alleima AB 148,839 903,463
Alligo AB, Class B 16,641 195,959
ΩAmbea AB 129,981 1,107,263
*Annehem Fastigheter AB,
Class B 270 458
*AQ Group AB 53,042 667,235
Arise AB 30,359 115,619
Arjo AB, Class B 231,924 760,794
ΩAttendo AB 103,916 460,336
Beijer Alma AB, Class B 17,546 280,735
Bergman & Beving AB 15,599 436,624
*Betsson AB, Class B 137,057 1,815,292
#*Better Collective A/S 34,802 454,701
#*BHG Group AB 142,503 237,726
#*BICO Group AB 26,046 93,278
Bilia AB, Class A 58,552 688,393
Billerud Aktiebolag 194,081 1,711,351
Ω*BioArctic AB 14,908 204,671
BioGaia AB, Class B 34,619 341,335
Biotage AB 6,087 90,963
*Bjorn Borg AB 4,709 25,019
#*Bonava AB, Class B 43,863 38,103
Ω*Boozt AB 41,131 457,821
ΩBravida Holding AB 154,236 1,134,422
BTS Group AB, B Shares 704 19,475
Bufab AB 27,977 998,277
Bulten AB 8,774 56,662
Byggmax Group AB 46,328 193,451

Dimensional International Small Cap ETF
continued
Shares Value †
SWEDEN — (Continued)
Catella AB 27,330 $ 76,498
Catena AB 5,204 236,854
*Cavotec SA 208 354
Cellavision AB 12,578 273,893
*Cint Group AB 151,270 180,533
Clas Ohlson AB, Class B 52,268 855,335
Cloetta AB, Class B 201,777 504,629
ΩCoor Service Management
Holding AB 70,167 244,731
Corem Property Group AB,
Class B 680,182 455,148
Corem Property Group AB,
Class D 2,218 52,029
CTT Systems AB 5,440 122,527
Dios Fastigheter AB 85,846 635,819
ΩDometic Group AB 251,351 1,358,933
Ω*Dustin Group AB 388,573 274,360
Eastnine AB 38,747 165,851
*Egetis Therapeutics AB 2,191 902
Elanders AB, Class B 6,548 59,482
*Electrolux AB, Class B 2,828 23,575
Electrolux Professional AB,
Class B 177,888 1,216,948
Elekta AB, Class B 218,404 1,308,377
*Enea AB 3,695 35,154
Engcon AB 21,195 244,435
Ependion AB 2,528 24,335
Ework Group AB 3,449 45,256
Fagerhult Group AB 40,620 227,775
Fasadgruppen Group AB 14,282 66,071
*Fastighets AB Trianon 12,228 25,484
*Fastighetsbolaget Emilshus
AB, Class B 1,339 5,569
FastPartner AB, Class A 31,950 212,004
FastPartner AB, Class D 457 3,135
Fenix Outdoor International AG 2,162 121,233
*Ferronordic AB 2,409 12,945
FormPipe Software AB 132 315
*GiG Software PLC 216 91
Granges AB 59,806 703,136
Ω*Green Landscaping Group
AB 2,787 20,186
Hanza AB 25,241 163,948
Heba Fastighets AB, Class B 53,339 163,007
*Hexatronic Group AB 163,502 663,937
HMS Networks AB 18,962 701,059
Hufvudstaden AB, Class A 1,728 20,284
*Humana AB 31,629 112,179
Instalco AB 252,530 764,195
#*International Petroleum
Corp. 89,816 1,011,474
INVISIO AB 37,110 929,480
Inwido AB 46,741 844,829
ITAB Shop Concept AB 31,575 76,724
JM AB 82,916 1,389,418
*John Mattson
Fastighetsforetagen AB 7,823 48,107
Kabe Group AB, Class B 20 596
*Karnov Group AB 31,505 234,373
Shares Value †
SWEDEN — (Continued)
#*K-fast Holding AB 83,244 $ 169,988
*Klarabo Sverige AB, Class B 46,727 90,397
KNOW IT AB 20,152 252,746
Lime Technologies AB 5,447 166,973
Lindab International AB 71,639 1,494,369
Loomis AB 63,849 1,990,647
*Medcap AB 11,054 560,962
Medicover AB, Class B 21,367 367,431
MEKO AB 34,384 460,808
Micro Systemation AB, Class B 284 1,354
MIPS AB 8,541 416,272
*Modern Times Group MTG
AB, Class B 141,317 1,003,742
Momentum Group AB 12,809 215,477
NCAB Group AB 142,775 872,658
NCC AB, Class B 95,938 1,421,131
Nederman Holding AB 44 929
*Net Insight AB, Class B 83,479 61,400
New Wave Group AB, Class B 83,911 886,159
*Nivika Fastigheter AB, Class
B 24,746 96,208
*Nobia AB 311,515 145,713
Nolato AB, Class B 120,533 628,008
Nordic Paper Holding AB 42,304 195,942
Nordic Waterproofing Holding
AB 7,633 123,697
*Norion Bank AB 50,076 193,985
*Norva24 Group AB 25,520 74,294
*Note AB 13,703 175,193
NP3 Fastigheter AB 10,719 248,439
Nyfosa AB 190,265 1,911,532
OEM International AB, Class B 23,392 272,395
*Orron Energy ab 182,251 121,239
*Ovzon AB 9,432 10,842
Peab AB, Class B 176,784 1,339,917
Platzer Fastigheter Holding
AB, Class B 56,798 477,738
*Pricer AB, Class B 134,888 151,275
Proact IT Group AB 18,408 234,314
Ratos AB, Class B 261,177 829,904
RaySearch Laboratories AB 27,086 384,771
Rejlers AB 2,405 34,209
Rottneros AB 7,112 6,487
RVRC Holding AB 64,750 281,026
Scandi Standard AB 37,568 284,392
Ω*Scandic Hotels Group AB 200,934 1,291,042
*Sdiptech AB 33,526 751,355
*Sedana Medical AB 36,773 40,210
*Sensys Gatso Group AB 4,041 23,151
Ω#*Sinch AB 845,585 2,503,552
SinterCast AB 36 387
*Sivers Semiconductors AB 93,769 34,300
SkiStar AB 39,426 604,652
Solid Forsakring AB 4,813 38,684
*Stendorren Fastigheter AB 6,295 116,604
*Stillfront Group AB 290,623 199,768
Storskogen Group AB, Class B 1,438,466 1,185,990
Synsam AB 72,174 324,781

Dimensional International Small Cap ETF
continued
Shares Value †
SWEDEN — (Continued)
Systemair AB 19,133 $ 145,911
Tethys Oil AB 12,838 68,029
*TF Bank AB 4,940 144,044
Troax Group AB 17,798 360,948
Truecaller AB, Class B 323,641 1,436,717
VBG Group AB, Class B 29,149 839,051
#*Viaplay Group AB 835,991 63,754
Vitec Software Group AB,
Class B 35,479 1,543,827
Vitrolife AB 7,589 167,525
Volati AB 7,257 66,873
XANO Industri AB, Class B 167 1,054
*XSpray Pharma AB 7,255 40,614
TOTAL SWEDEN 65,227,018
SWITZERLAND — (7.1%)
Accelleron Industries AG 83,433 4,465,455
Adecco Group AG 122,957 3,847,827
*AEVIS VICTORIA SA 37 593
Allreal Holding AG, Registered 16,172 2,872,695
ALSO Holding AG, Registered 5,569 1,481,288
*Aluflexpack AG 4,525 78,495
*ams-OSRAM AG 46,248 446,595
APG SGA SA 654 148,997
*Arbonia AG 47,959 675,541
*Aryzta AG 1,142,527 2,016,302
Ascom Holding AG, Registered 7,012 39,046
Autoneum Holding AG 2,995 400,395
Avolta AG 57,840 2,284,971
Baloise Holding AG,
Registered 25,584 4,908,507
Banque Cantonale de Geneve 1,567 463,920
Banque Cantonale Vaudoise,
Registered 17,212 1,713,835
Barry Callebaut AG,
Registered 1,783 3,117,724
*Basilea Pharmaceutica AG,
Registered 9,008 445,868
Belimo Holding AG, Class R 12,113 8,012,763
Bell Food Group AG 1,880 575,067
Berner Kantonalbank AG,
Registered 3,191 859,839
BKW AG 7,952 1,394,152
Bossard Holding AG,
Registered 6,468 1,552,111
Bucher Industries AG,
Registered 4,792 1,864,818
Burckhardt Compression
Holding AG 4,089 3,002,793
Burkhalter Holding AG 296 30,363
Bystronic AG 188 71,747
#Calida Holding AG,
Registered 406 12,208
Cembra Money Bank AG 15,681 1,409,966
#*Cicor Technologies, Ltd.,
Registered 4 242
Cie Financiere Tradition SA 2,162 378,794
Clariant AG, Registered 227,462 3,154,006
Comet Holding AG, Class R 1,509 499,975
Shares Value †
SWITZERLAND — (Continued)
COSMO Pharmaceuticals NV 12,548 $ 970,812
CPH Group AG 973 78,317
Daetwyler Holding AG 2,042 343,364
DKSH Holding AG 28,150 2,008,622
#*DocMorris AG 10,557 415,101
dormakaba Holding AG 3,176 2,416,801
EFG International AG 82,022 1,119,301
Emmi AG, Registered 1,718 1,633,163
#Feintool International Holding
AG, Registered 3,600 67,862
Flughafen Zurich AG,
Registered 22,371 5,262,243
Forbo Holding AG, Registered 960 942,570
ΩGalenica AG 47,810 4,157,872
#*GAM Holding AG 5,535 824
Georg Fischer AG, Registered 73,043 5,296,399
#Glarner Kantonalbank 3,693 90,969
Helvetia Holding AG,
Registered 31,068 5,252,853
Hiag Immobilien Holding AG 5,124 487,097
Huber + Suhner AG,
Registered 16,210 1,529,705
Hypothekarbank Lenzburg AG,
Class R 3 14,016
#*Idorsia, Ltd. 24,414 27,698
Implenia AG, Registered 13,247 467,253
*Ina Invest AG 148 3,397
Inficon Holding AG, Registered 1,116 1,337,083
Interroll Holding AG, Class R 484 1,273,390
*Intershop Holding AG 6,015 844,479
Investis Holding SA 1,869 237,759
Jungfraubahn Holding AG,
Registered 3,919 746,001
Kardex Holding AG,
Registered 6,053 1,841,030
#Komax Holding AG, Class R 1,416 179,477
*Kudelski SA 543 882
Landis+Gyr Group AG 11,253 904,457
LEM Holding SA, Registered 109 145,216
Liechtensteinische
Landesbank AG 4,151 338,916
Luzerner Kantonalbank AG,
Registered 12,366 912,398
*MCH Group AG 75 377
ΩMedacta Group SA 3,033 402,670
Ω*Medartis Holding AG 184 11,703
ΩMedmix AG 9,493 108,905
#Meier Tobler Group AG 1,103 36,482
Metall Zug AG, Registered 122 170,013
Mikron Holding AG, Registered 7,902 137,076
Mobilezone Holding AG,
Registered 32,301 514,754
Mobimo Holding AG,
Registered 8,820 2,728,519
Ω*Montana Aerospace AG 22,311 393,223
Naturenergie Holding AG 1,476 61,621
Novavest Real Estate AG 3,175 125,208
OC Oerlikon Corp. AG 252,152 1,150,679

Dimensional International Small Cap ETF
continued
Shares Value †
SWITZERLAND — (Continued)
*Orascom Development
Holding AG 90 $ 393
Orell Fuessli AG, Registered 4 356
Orior AG 1,895 94,125
Phoenix Mecano AG,
Registered 330 168,301
Plazza AG, Registered 523 197,781
Ω*PolyPeptide Group AG 5,636 187,715
PSP Swiss Property AG,
Registered 43,189 6,123,478
Rieter Holding AG, Registered 2,665 281,694
Romande Energie Holding SA,
Registered 7,406 396,551
*Santhera Pharmaceuticals
Holding AG, Registered 4,110 41,162
Schweiter Technologies AG 36 16,466
Ω*Sensirion Holding AG 955 69,579
SFS Group AG 14,389 2,056,760
Siegfried Holding AG,
Registered 4,037 5,275,598
SIG Group AG 214,729 4,616,413
SKAN Group AG 7,490 668,704
Softwareone Holding AG 73,071 659,135
St. Galler Kantonalbank AG,
Registered 2,325 1,131,982
Stadler Rail AG 27,421 783,276
Sulzer AG, Registered 22,778 3,514,034
Swiss Prime Site AG,
Registered 50,232 5,440,299
Swissquote Group Holding SA,
Registered 15,039 5,116,773
Tecan Group AG, Class R 4,925 1,241,644
Temenos AG, Registered 70,399 4,864,508
TX Group AG 3,305 566,441
u-blox Holding AG 11,645 888,829
Valiant Holding AG 23,596 2,745,181
Vaudoise Assurances Holding
SA 775 412,282
Vetropack Holding AG 10,307 340,905
Vontobel Holding AG, Class R 23,379 1,519,486
VP Bank AG, Class A 3,432 289,738
*V-ZUG Holding AG 1,467 91,953
Walliser Kantonalbank,
Registered 1,585 207,130
Warteck Invest AG, Registered 152 304,984
Ypsomed Holding AG,
Registered 3,839 1,702,621
Zehnder Group AG,
Registered 7,784 433,895
Zug Estates Holding AG, Class
B 51 111,767
Zuger Kantonalbank 68 646,421
TOTAL SWITZERLAND 152,623,815
UNITED KINGDOM — (12.5%)
4imprint Group PLC 24,990 1,641,754
*accesso Technology Group
PLC 4,312 28,273
Advanced Medical Solutions
Group PLC 201,623 587,123
Shares Value †
UNITED KINGDOM — (Continued)
AG Barr PLC 89,150 $ 714,053
ΩAirtel Africa PLC 398,224 522,214
AJ Bell PLC 303,106 1,732,157
ΩAlfa Financial Software
Holdings PLC 124,449 341,594
*Alliance Pharma PLC 95,826 55,131
*AO World PLC 312,979 436,984
Ashmore Group PLC 408,662 1,107,531
Ashtead Technology Holdings
PLC 53,644 380,698
#*ASOS PLC 12,708 58,392
Ω#*Aston Martin Lagonda
Global Holdings PLC 75,225 110,639
Atalaya Mining PLC 71,000 336,826
*Auction Technology Group
PLC 20,791 120,418
Avon Protection PLC 20,119 317,633
Babcock International Group
PLC 629,686 3,821,087
ΩBakkavor Group PLC 181,606 349,054
Balfour Beatty PLC 709,541 4,057,543
Bank of Georgia Group PLC 42,003 2,246,438
Barratt Redrow PLC 765,799 4,395,010
Beazley PLC 436,002 4,234,907
Bellway PLC 170,675 6,222,960
Bloomsbury Publishing PLC 93,210 814,878
Bodycote PLC 195,769 1,394,359
#*boohoo Group PLC 728,632 277,469
Breedon Group PLC 291,880 1,651,117
ΩBridgepoint Group PLC 233,316 934,680
Britvic PLC 260,490 4,279,990
Brooks Macdonald Group PLC 10,602 228,991
Bytes Technology Group PLC 274,965 1,600,681
C&C Group PLC 424,888 805,180
#*Capita PLC 409,664 99,543
Card Factory PLC 291,224 316,751
Centamin PLC 1,809,035 3,693,332
Central Asia Metals PLC 164,110 371,337
Chemring Group PLC 206,092 940,612
Chesnara PLC 225,651 729,619
Clarkson PLC 30,204 1,364,931
*Close Brothers Group PLC 157,219 460,851
ΩCMC Markets PLC 96,257 379,301
Coats Group PLC 1,550,104 1,889,253
Computacenter PLC 78,444 2,208,639
Conduit Holdings, Ltd. 6,652 43,701
Cranswick PLC 54,973 3,583,260
Crest Nicholson Holdings PLC 319,564 695,562
*Currys PLC 932,005 988,537
CVS Group PLC 23,411 283,826
Ω*Deliveroo PLC 263,401 466,646
DFS Furniture PLC 130,978 223,960
Diploma PLC 7,127 390,152
Direct Line Insurance Group
PLC 968,736 2,046,275
DiscoverIE Group PLC 101,926 871,420
Diversified Energy Co. PLC 9,623 115,738
Diversified Energy Co. PLC 5,418 65,016
Domino's Pizza Group PLC 354,229 1,371,703

Dimensional International Small Cap ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Dowlais Group PLC 253,891 $ 159,877
Dr. Martens PLC 90,774 63,837
Drax Group PLC 380,801 3,050,050
DS Smith PLC 486,934 3,414,961
Dunelm Group PLC 115,584 1,650,945
easyJet PLC 55,596 365,103
Elementis PLC 709,918 1,217,545
Energean PLC 77,923 1,007,824
*EnQuest PLC 218,100 34,545
Entain PLC 102,267 979,519
Essentra PLC 243,256 464,107
*Evoke PLC 240,326 190,482
*FD Technologies PLC 8,382 188,154
FDM Group Holdings PLC 4,973 22,633
Fevertree Drinks PLC 29,188 278,814
Firstgroup PLC 911,498 1,562,093
Foresight Group Holdings, Ltd. 45,475 271,861
ΩForterra PLC 170,838 422,581
*Frasers Group PLC 127,984 1,252,164
Fresnillo PLC 139,874 1,329,830
*Frontier Developments PLC 1,620 5,519
Fuller Smith & Turner PLC 32,468 295,536
Future PLC 90,791 1,024,261
#FW Thorpe PLC 20,057 85,868
Games Workshop Group PLC 33,455 5,144,144
Gamma Communications PLC 86,143 1,758,698
GB Group PLC 282,214 1,234,337
Genuit Group PLC 277,085 1,670,732
Genus PLC 11,717 314,835
*Georgia Capital PLC 41,751 545,358
Goodwin PLC 486 43,113
Grafton Group PLC 237,490 3,058,162
Grainger PLC 711,587 2,076,705
*Greencore Group PLC 738,817 1,975,700
Greggs PLC 100,175 3,531,406
Gulf Keystone Petroleum, Ltd. 121,203 201,480
Halfords Group PLC 200,116 431,198
Harbour Energy PLC 480,416 1,707,168
Hargreaves Lansdown PLC 233,436 3,265,259
Harworth Group PLC 184,216 422,753
Hays PLC 1,708,507 1,700,116
*Helios Towers PLC 638,313 873,165
Henry Boot PLC 55,161 162,401
Hikma Pharmaceuticals PLC 104,573 2,493,931
Hill & Smith PLC 92,130 2,410,385
Hilton Food Group PLC 76,065 880,133
*Hiscox, Ltd. 275,435 3,831,486
*Hochschild Mining PLC 472,183 1,393,202
Hollywood Bowl Group PLC 165,121 693,117
Howden Joinery Group PLC 190,421 2,061,331
Hunting PLC 258,299 1,001,223
ΩIbstock PLC 398,163 1,026,352
IMI PLC 129,094 2,738,488
Impax Asset Management
Group PLC 37,125 167,531
Inchcape PLC 314,124 2,891,579
*Indivior PLC 94,928 836,609
IntegraFin Holdings PLC 315,551 1,492,926
Shares Value †
UNITED KINGDOM — (Continued)
International Distribution
Services PLC 1,010,430 $ 4,380,409
International Workplace Group
PLC 742,973 1,524,498
Investec PLC 23,318 178,373
#*ITM Power PLC 10,055 5,429
ITV PLC 3,099,664 2,944,964
J D Wetherspoon PLC 113,052 892,416
James Halstead PLC 273,211 684,942
JET2 PLC 122,156 2,256,797
*John Wood Group PLC 628,598 1,022,314
Johnson Matthey PLC 103,221 1,974,658
Johnson Service Group PLC 583,302 1,120,379
ΩJTC PLC 2,820 37,270
Jupiter Fund Management
PLC 274,614 284,210
Ω*Just Eat Takeaway.com NV 35,934 408,855
Just Group PLC 1,153,974 1,988,024
Kainos Group PLC 57,651 553,667
Keller Group PLC 100,804 2,120,225
Kier Group PLC 620,136 1,138,508
Kingfisher PLC 234 880
Lancashire Holdings, Ltd. 248,216 2,013,632
Learning Technologies Group
PLC 156,651 181,258
Liontrust Asset Management
PLC 51,822 323,130
LSL Property Services PLC 72,671 281,221
ΩLuceco PLC 73,104 124,437
Man Group PLC 1,304,245 3,330,116
Marks & Spencer Group PLC 382,860 1,849,770
Marshalls PLC 198,002 865,505
*Marston's PLC 172,829 85,435
ME GROUP INTERNATIONAL
PLC 182,898 499,676
Mears Group PLC 170,728 747,382
Midwich Group PLC 33,893 123,751
*Mitchells & Butlers PLC 468,406 1,508,520
Mitie Group PLC 1,504,806 2,255,797
MJ Gleeson PLC 31,153 241,512
*Mobico Group PLC 154,528 137,776
MONY Group PLC 555,201 1,341,927
*Moonpig Group PLC 353,811 1,137,188
Morgan Advanced Materials
PLC 270,077 838,544
Morgan Sindall Group PLC 45,007 2,166,969
Mortgage Advice Bureau
Holdings, Ltd. 17,900 182,723
MP Evans Group PLC 37,339 442,603
NCC Group PLC 393,584 781,278
Next 15 Group PLC 51,541 266,710
#*Nexxen International, Ltd. 15,168 59,282
*Ocado Group PLC 261,217 1,168,360
ΩOn the Beach Group PLC 57,260 106,743
OSB Group PLC 347,083 1,578,745
*Oxford Biomedica PLC 9,143 46,784
Oxford Instruments PLC 47,536 1,313,959
*Oxford Nanopore
Technologies PLC 127,018 219,639

Dimensional International Small Cap ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Pagegroup PLC 307,480 $ 1,412,838
Pan African Resources PLC 2,491,250 1,159,436
PayPoint PLC 85,109 842,533
Pennon Group PLC 171,358 1,199,563
Persimmon PLC 194,568 3,669,631
Pets at Home Group PLC 454,175 1,729,534
*Pinewood Technologies
Group PLC 53,730 229,338
*Playtech PLC 274,676 2,563,765
Plus500, Ltd. 85,856 2,585,106
Polar Capital Holdings PLC 93,861 576,812
PPHE Hotel Group, Ltd. 19,170 308,073
Premier Foods PLC 703,537 1,704,075
PZ Cussons PLC 54,962 57,236
QinetiQ Group PLC 550,373 3,247,811
Rank Group PLC 224,053 253,486
Reach PLC 143,379 170,325
Renew Holdings PLC 83,629 1,176,238
Renewi PLC 78,421 612,995
Renishaw PLC 18,748 759,253
RHI Magnesita NV 8,900 367,296
Ricardo PLC 5,856 31,621
Rightmove PLC 189,429 1,433,954
Robert Walters PLC 50,267 242,346
Rotork PLC 821,126 3,171,251
RS GROUP PLC 226,578 2,024,526
RWS Holdings PLC 157,521 297,293
#*S4 Capital PLC 33,264 16,063
ΩSabre Insurance Group PLC 232,624 409,130
Savills PLC 144,553 1,995,962
Senior PLC 480,439 817,800
Serco Group PLC 1,404,314 3,161,340
Serica Energy PLC 112,849 207,615
*SIG PLC 374,684 110,793
#*SigmaRoc PLC 523,906 525,374
Softcat PLC 98,642 2,149,574
Spectris PLC 105,721 3,419,738
ΩSpire Healthcare Group PLC 301,622 837,602
*Spirent Communications PLC 64,543 139,405
SSP Group PLC 345,077 715,602
St James's Place PLC 154,872 1,618,767
SThree PLC 122,663 557,473
*Synthomer PLC 55,419 128,248
Tate & Lyle PLC 405,368 3,908,693
TBC Bank Group PLC 47,028 1,662,685
Team Internet Group PLC 146,558 245,325
Telecom Plus PLC 63,495 1,371,418
*THG PLC 831,568 499,698
ΩTI Fluid Systems PLC 392,784 859,477
TP ICAP Group PLC 822,970 2,375,315
Ω*Trainline PLC 5,764 28,841
Travis Perkins PLC 284,545 2,955,856
Treatt PLC 14,848 95,828
TT Electronics PLC 171,343 174,026
*TUI AG 129 1,071
*Tullow Oil PLC 574,616 175,380
Vanquis Banking Group PLC 21,441 12,446
Vesuvius PLC 258,661 1,188,852
Shares Value †
UNITED KINGDOM — (Continued)
*Victoria PLC 616 $ 788
Victrex PLC 7,912 86,666
*VIDENDUM PLC 6,832 24,682
*Vistry Group PLC 415,210 4,855,024
*Volex PLC 140,373 586,527
Volution Group PLC 192,112 1,427,589
Vp PLC 3,276 25,060
Ω*Watches of Switzerland
Group PLC 99,067 518,375
*Watkin Jones PLC 54,999 18,420
WH Smith PLC 96,397 1,635,906
Wickes Group PLC 241,321 496,405
*XP Power, Ltd. 4,434 70,117
XPS Pensions Group PLC 161,886 745,098
Young & Co's Brewery PLC 14,122 113,656
#Young & Co's Brewery PLC,
Class A 27,524 311,397
Zigup PLC 268,124 1,222,005
TOTAL UNITED KINGDOM 268,845,498
UNITED STATES — (0.0%)
Alcoa Corp. 21,905 871,769
TOTAL UNITED STATES 871,769
TOTAL COMMON STOCKS 2,067,448,957
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Draegerwerk AG & Co. KGaA 8,029 389,199
*Einhell Germany AG, Class P 4,732 340,601
FUCHS SE 67,772 3,150,543
Jungheinrich AG 19,708 537,466
Sixt SE 10,361 645,657
STO SE & Co. KGaA 343 45,430
TOTAL GERMANY 5,108,896
TOTAL PREFERRED
STOCKS 5,108,896
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*4Dmedical, Ltd. 12/31/2025 600 27
*Arafura Rare Earths, Ltd.
6/20/2025 14,563 162
*Beacon Minerals, Ltd.
11/4/2024 1,366 2
*Eureka Group Holdings, Ltd.
11/11/2024 169 –
*Imugene, Ltd. 8/31/2026 18,237 251
*Panoramic Resources, Ltd.
9/8/2025 21,791 –
*Talga Group, Ltd. 9/13/2025 2,856 56
TOTAL AUSTRALIA 498
ITALY — (0.0%)
*CIR Spa Compagnie
Industriali 11/11/2024 575,567 4
*Fincantieri SpA 9/30/2026 3,708 648
TOTAL ITALY 652

Dimensional International Small Cap ETF
continued
Shares Value †
NORWAY — (0.0%)
*Atlantic Sapphire ASA
12/14/2026 102,053 $ 111
TOTAL NORWAY 111
SWITZERLAND — (0.0%)
*GAM Holding AG 11/14/2024 5,535 677
TOTAL SWITZERLAND 677
TOTAL RIGHTS/WARRANTS 1,938
TOTAL INVESTMENT SECURITIES — (96.7%)
(Cost $1,936,358,708) 2,072,559,791
Shares Value †
SECURITIES LENDING COLLATERAL — ( 3.3% )
@§The DFA Short Term
Investment Fund 6,120,008 $ 70,784,016
TOTAL INVESTMENTS — ( 100.0% )
(Cost $2,007,142,724) $ 2,143,343,807
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $85,773,904 which represented 4.1% of the net assets of the Fund.
As of October 31, 2024 , Dimensional International Small Cap ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 13 12/20/24 $ 3,812,943 $ 3,730,025 $ (82,918)
Total Futures Contracts ..............
$ 3,812,943 $ 3,730,025 $ (82,918)
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 144,870,652 $ 1,149,083 $ 100 $ 146,019,835
Austria .............................. 25,359,537 — — 25,359,537
Belgium ............................. 32,881,718 — — 32,881,718
Canada ............................. 245,556,390 5,096 — 245,561,486
China ............................... 8,294 — — 8,294
Denmark ............................ 52,819,871 — — 52,819,871
Finland .............................. 57,569,143 — — 57,569,143
France .............................. 106,940,123 — — 106,940,123
Germany ............................ 124,451,221 — — 124,451,221
Hong Kong ........................... 35,462,702 6,298 6,029 35,475,029
Ireland .............................. 6,891,787 — — 6,891,787
Israel ............................... 16,418,455 — — 16,418,455
Italy ................................ 95,375,301 — — 95,375,301
Japan ............................... 488,000,383 — — 488,000,383
Netherlands .......................... 49,144,549 — — 49,144,549
New Zealand ......................... 5,819,249 302,622 — 6,121,871
Norway .............................. 17,907,503 — — 17,907,503
Portugal ............................. 8,017,151 — — 8,017,151
Singapore ............................ 16,303,790 — — 16,303,790
Spain ............................... 48,613,810 — — 48,613,810
Sweden ............................. 65,227,018 — — 65,227,018

Dimensional International Small Cap ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Switzerland ........................... $ 152,623,815 $ — $ — $ 152,623,815
United Kingdom ....................... 268,844,427 1,071 — 268,845,498
United States ......................... 871,769 — — 871,769
Preferred Stocks
Germany ............................ 5,108,896 — — 5,108,896
Rights/Warrants
Australia ............................. 440 58 — 498
Italy ................................ 648 4 — 652
Norway .............................. 111 — — 111
Switzerland ........................... — 677 — 677
Securities Lending Collateral ............... — 70,784,016 — 70,784,016
Total Investments ........................ $2,071,088,753 $72,248,925 $6,129> $2,143,343,807
Financial Instruments
Liabilities
Futures Contracts** ...................... (82,918) — — (82,918)
Total Other Financial Instruments ........... $(82,918) $– $– $(82,918)
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

Dimensional International High Profitability ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value †
COMMON STOCKS — (96.6%)
AUSTRALIA — (6.6%)
#ALS, Ltd. 162,476 $ 1,500,545
Ampol, Ltd. 157,057 2,870,134
Aristocrat Leisure, Ltd. 224,122 9,031,116
Aurizon Holdings, Ltd. 448,117 992,085
BHP Group, Ltd. 815,249 22,769,216
#BHP Group, Ltd., Sponsored
ADR 559,978 31,056,380
Brambles, Ltd. 907,818 10,917,220
Cochlear, Ltd. 2,038 378,067
*Coles Group, Ltd. 835,363 9,624,578
Computershare, Ltd. 250,138 4,322,102
Endeavour Group, Ltd. 547,768 1,682,713
Evolution Mining, Ltd. 1,014,353 3,481,457
Fortescue, Ltd. 511,794 6,426,254
#IDP Education, Ltd. 2,330 21,259
*James Hardie Industries PLC 229,915 7,358,027
JB Hi-Fi, Ltd. 76,262 4,097,524
Lottery Corp., Ltd. (The) 1,343,823 4,392,211
Medibank Pvt Ltd. 1,449,581 3,408,612
*Mineral Resources, Ltd. 30,080 776,273
Netwealth Group, Ltd. 72,367 1,312,514
New Hope Corp., Ltd. 18,709 59,679
#*Pilbara Minerals, Ltd. 636,079 1,187,399
Pro Medicus, Ltd. 32,788 4,184,190
*Qantas Airways, Ltd. 127,564 675,119
*Ramsay Health Care, Ltd. 165 4,341
#REA Group, Ltd. 24,024 3,570,744
Rio Tinto, Ltd. 143,301 11,198,676
Seven Group Holdings, Ltd. 88,112 2,407,797
Technology One, Ltd. 143,751 2,300,250
Telstra Group, Ltd. 1,560,288 3,903,990
Wesfarmers, Ltd. 308,519 13,595,917
Whitehaven Coal, Ltd. 126,799 565,592
Woodside Energy Group, Ltd. 284,985 4,438,891
Woolworths Group, Ltd. 351,425 6,896,283
*Xero, Ltd. 49,742 4,870,853
#Yancoal Australia, Ltd. 261,969 1,118,763
TOTAL AUSTRALIA 187,396,771
AUSTRIA — (0.2%)
Erste Group Bank AG 3,684 206,935
OMV AG 51,904 2,146,913
Verbund AG 38,186 3,117,529
TOTAL AUSTRIA 5,471,377
BELGIUM — (0.7%)
Anheuser-Busch InBev SA 83,139 4,962,472
#Anheuser-Busch InBev SA,
Sponsored ADR 4,639 275,417
KBC Group NV 144,141 10,434,500
Lotus Bakeries NV 103 1,344,096
Solvay SA, Class A 2,876 115,713
Syensqo SA 19,685 1,517,979
Shares Value †
BELGIUM — (Continued)
UCB SA 8,388 $ 1,610,012
TOTAL BELGIUM 20,260,189
CANADA — (10.1%)
*Air Canada 2,099 28,414
Alimentation Couche-Tard, Inc. 254,734 13,268,938
ARC Resources, Ltd. 434,425 7,186,657
BCE, Inc. 31,749 1,024,222
BCE, Inc. 142 4,573
Boyd Group Services, Inc. 636 98,871
BRP, Inc. 1,690 83,230
Canadian National Railway
Co., ADR 171,487 18,506,877
Canadian Natural Resources,
Ltd. 682,285 23,211,336
Canadian Natural Resources,
Ltd. 35,688 1,212,258
#*Canadian Tire Corp., Ltd.,
Class A 28,041 2,980,620
CCL Industries, Inc. 65,282 3,803,726
*Celestica, Inc. 69,268 4,737,931
Cenovus Energy, Inc. 36,150 580,651
Cenovus Energy, Inc., ADR 593,055 9,530,394
*CGI, Inc. 43,987 4,867,144
*CGI, Inc., ADR 69,857 7,733,868
Colliers International Group,
Inc. 15,412 2,352,488
Colliers International Group,
Inc. 1,086 165,819
Constellation Software, Inc. 5,266 15,862,940
Dollarama, Inc. 140,212 14,573,921
Empire Co., Ltd., Class A 88,400 2,547,457
FirstService Corp. 14,664 2,715,333
FirstService Corp. 816 150,913
George Weston, Ltd. 35,145 5,568,186
GFL Environmental, Inc. 1,003 41,925
Gildan Activewear, Inc., ADR 91,687 4,483,494
Imperial Oil, Ltd. 56,986 4,244,317
Imperial Oil, Ltd. 2,945 219,510
Intact Financial Corp. 25,706 4,903,494
Keyera Corp. 111,229 3,411,996
Kinross Gold Corp. 728,907 7,347,382
Loblaw Cos., Ltd. 62,374 7,877,126
Lundin Gold, Inc. 310 7,488
Magna International, Inc., ADR 123,154 4,860,888
MEG Energy Corp. 149,825 2,735,425
Metro, Inc. 110,303 6,543,244
#National Bank of Canada 42,244 4,024,537
Open Text Corp., ADR 32,301 969,030
Parkland Corp. 41,219 958,066
Quebecor, Inc., Class B 80,964 2,013,718
RB Global, Inc. 13,257 1,123,398
#Restaurant Brands
International, Inc. 99,441 6,916,122

Dimensional International High Profitability ETF
continued
Shares Value †
CANADA — (Continued)
#Rogers Communications,
Inc., Class B 123,388 $ 4,476,295
Rogers Communications, Inc.,
Class B, ADR 99,250 3,604,760
*South Bow Corp. 282 7,034
*South Bow Corp. 39,393 983,249
Stantec, Inc. 20,763 1,682,250
Stantec, Inc., ADR 31,832 2,583,485
Suncor Energy, Inc. 501,034 18,924,054
TC Energy Corp. 1,410 65,506
TC Energy Corp., ADR 196,965 9,160,842
TFI International, Inc. 44,223 5,917,922
Thomson Reuters Corp., ADR 22,259 3,642,463
Toromont Industries, Ltd. 47,881 4,224,946
Tourmaline Oil Corp. 185,337 8,534,583
Waste Connections, Inc. 187 33,019
Waste Connections, Inc. 48,513 8,574,673
Whitecap Resources, Inc. 5,487 40,898
WSP Global, Inc. 54,032 9,646,647
TOTAL CANADA 287,580,553
CHINA — (0.0%)
Chow Tai Fook Jewellery
Group, Ltd. 1,339,400 1,268,006
TOTAL CHINA 1,268,006
DENMARK — (2.7%)
Coloplast A/S, Class B 20,374 2,536,240
Novo Nordisk A/S, Class B 542,295 60,237,020
Novo Nordisk A/S, Sponsored
ADR 31,806 3,560,682
Pandora A/S 65,760 9,897,574
TOTAL DENMARK 76,231,516
FINLAND — (0.8%)
Elisa OYJ 26,706 1,268,746
Kesko OYJ, Class A 12,959 270,123
Kesko OYJ, Class B 89,335 1,907,234
Kone OYJ, Class B 114,103 6,225,985
#Metso OYJ 196,676 1,858,911
Neste OYJ 41,541 662,051
Nordea Bank Abp 437,963 5,118,468
Sampo OYJ, Class A 1,469 64,909
Wartsila OYJ Abp 202,886 3,856,796
TOTAL FINLAND 21,233,223
FRANCE — (9.3%)
Airbus SE 182,569 27,780,473
Bouygues SA 138,373 4,421,098
Bureau Veritas SA 225,896 7,121,864
Eiffage SA 58,615 5,438,262
Hermes International SCA 9,780 22,020,953
Ipsen SA 8,161 991,430
ΩLa Francaise des Jeux
SAEM 42,378 1,801,655
L'Oreal SA 6,989 2,612,026
LVMH Moet Hennessy Louis
Vuitton SE 114,338 75,694,882
Orange SA 1,674,481 18,351,647
*Pluxee NV 2,756 57,357
Safran SA 101,093 22,806,316
Shares Value †
FRANCE — (Continued)
Sodexo SA 846 $ 73,293
Thales SA 57,112 9,185,811
TotalEnergies SE 1,057,018 65,869,259
TOTAL FRANCE 264,226,326
GERMANY — (6.7%)
adidas AG 64,378 15,334,252
Bayer AG, Registered 56,504 1,521,009
Bayerische Motoren Werke AG 79,666 6,254,894
#Brenntag SE 83,587 5,430,238
CTS Eventim AG & Co. KGaA 21,351 2,235,676
Daimler Truck Holding AG 255,959 10,562,258
Deutsche Boerse AG 92,981 21,571,842
Deutsche Post AG 326,770 13,101,167
Deutsche Telekom AG 1,187,327 35,860,470
E.ON SE 1,025,468 13,821,569
GEA Group AG 6,125 301,093
Hella GmbH & Co. KGaA 7,181 676,695
HOCHTIEF AG 9,767 1,191,835
Infineon Technologies AG 529,622 16,688,863
Knorr-Bremse AG 37,862 3,107,519
Mercedes-Benz Group AG 237,069 14,335,686
MTU Aero Engines AG 543 177,265
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 5,755 2,937,761
Nemetschek SE 35,466 3,829,177
Rational AG 2,391 2,336,203
Rheinmetall AG 25,203 12,947,487
ΩSiemens Healthineers AG 62,214 3,240,010
Talanx AG 41,344 3,184,589
Volkswagen AG 1,770 175,826
TOTAL GERMANY 190,823,384
HONG KONG — (1.5%)
AIA Group, Ltd. 734,200 5,803,225
#Cathay Pacific Airways, Ltd. 1,283,000 1,336,733
HKT Trust & HKT, Ltd. 3,012,000 3,742,529
Hong Kong Exchanges &
Clearing, Ltd. 348,000 13,912,122
PCCW, Ltd. 352,000 193,332
PRADA SpA 267,800 2,051,283
ΩSamsonite International SA 244,800 574,970
SITC International Holdings
Co., Ltd. 716,000 2,026,137
Techtronic Industries Co., Ltd. 605,500 8,738,565
ΩWH Group, Ltd. 5,225,000 4,072,790
*Xinyi Glass Holdings, Ltd. 166,423 188,806
TOTAL HONG KONG 42,640,492
IRELAND — (0.2%)
AIB Group PLC 158,394 841,572
Kerry Group PLC, Class A 7,404 735,489
Kingspan Group PLC 60,509 5,298,011
TOTAL IRELAND 6,875,072
ISRAEL — (0.6%)
Bank Leumi Le-Israel BM 293,177 2,985,140
Bezeq The Israeli
Telecommunication Corp., Ltd. 966,430 1,239,781

Dimensional International High Profitability ETF
continued
Shares Value †
ISRAEL — (Continued)
#Delek Group, Ltd. 6,855 $ 809,575
Delta Galil, Ltd. 3,847 171,736
#Electra, Ltd. 723 329,581
*Fattal Holdings 1998, Ltd. 2,924 369,008
First International Bank of
Israel, Ltd. (The) 52,239 2,322,261
Formula Systems 1985, Ltd. 218 18,660
Hilan, Ltd. 6,486 355,084
ICL Group, Ltd. 18,478 76,315
Israel Discount Bank, Ltd.,
Class A 32,135 189,242
Matrix IT, Ltd. 14,301 287,060
Mizrahi Tefahot Bank, Ltd. 48,966 2,023,616
Next Vision Stabilized
Systems, Ltd. 10,668 121,369
Paz Retail and Energy, Ltd. 72 8,141
Shufersal, Ltd. 93,381 827,995
Strauss Group, Ltd. 4,643 78,341
*Teva Pharmaceutical
Industries, Ltd. 96,108 1,762,412
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 152,756 2,816,821
TOTAL ISRAEL 16,792,138
ITALY — (2.1%)
Brunello Cucinelli SpA 2,606 256,891
Enel SpA 3,141,329 23,770,302
Eni SpA 67,285 1,023,545
Ferrari NV, ADR 31,902 15,181,524
FinecoBank Banca Fineco SpA 338,933 5,403,515
Moncler SpA 80,088 4,429,094
Recordati Industria Chimica e
Farmaceutica SpA 44,743 2,530,762
Stellantis NV 363 4,964
#Stellantis NV 508,075 6,919,981
TOTAL ITALY 59,520,578
JAPAN — (22.2%)
Advantest Corp. 185,300 11,128,340
Aeon Co., Ltd. 297,600 7,306,903
Air Water, Inc. 169,600 2,149,436
Ajinomoto Co., Inc. 167,000 6,472,792
Asahi Intecc Co., Ltd. 75,700 1,226,258
#Asics Corp. 360,700 6,426,652
Bandai Namco Holdings, Inc. 173,500 3,669,897
BayCurrent, Inc. 67,200 2,194,340
BIPROGY, Inc. 32,900 1,047,098
#Bridgestone Corp. 196,600 7,081,859
Capcom Co., Ltd. 224,400 4,510,834
Chugai Pharmaceutical Co.,
Ltd. 209,300 10,085,423
Cosmo Energy Holdings Co.,
Ltd. 43,700 2,179,191
Cosmos Pharmaceutical Corp. 16,600 793,574
CyberAgent, Inc. 125,800 831,234
Daicel Corp. 179,300 1,603,194
Daifuku Co., Ltd. 121,300 2,334,025
Daikin Industries, Ltd. 25,800 3,158,838
Shares Value †
JAPAN — (Continued)
Daito Trust Construction Co.,
Ltd. 35,200 $ 3,900,712
Daiwa House Industry Co., Ltd. 308,700 9,263,533
Dentsu Soken, Inc. 12,100 433,717
Dexerials Corp. 69,500 1,091,149
Disco Corp. 18,100 5,284,142
DMG Mori Co., Ltd. 49,300 958,166
Ebara Corp. 308,500 4,760,409
#Fast Retailing Co., Ltd. 51,200 16,644,832
Food & Life Cos., Ltd. 28,400 566,602
Fuji Electric Co., Ltd. 94,700 4,942,491
Fujikura, Ltd. 165,100 6,212,724
Fujitsu, Ltd. 427,400 8,313,712
GMO Payment Gateway, Inc. 17,100 1,035,823
Goldwin, Inc. 7,678 401,126
Hitachi Construction Machinery
Co., Ltd. 91,400 2,013,110
Hitachi, Ltd. 945,800 24,364,479
Horiba, Ltd. 6,900 433,863
Hoya Corp. 89,900 12,231,594
Ibiden Co., Ltd. 11,500 375,142
Idemitsu Kosan Co., Ltd. 503,400 3,460,100
Inpex Corp. 503,700 6,658,132
Internet Initiative Japan, Inc. 42,000 811,187
Isuzu Motors, Ltd. 473,500 6,206,091
Ito En, Ltd. 1,101 24,199
Iwatani Corp. 98,400 1,301,018
J Front Retailing Co., Ltd. 159,200 1,719,768
Japan Airlines Co., Ltd. 89,200 1,437,916
Japan Airport Terminal Co.,
Ltd. 30,000 1,107,632
Japan Exchange Group, Inc. 791,400 9,429,778
Japan Tobacco, Inc. 245,500 6,899,626
Jeol, Ltd. 1,400 53,454
Kakaku.com, Inc. 81,800 1,266,269
KDDI Corp. 625,600 19,623,284
Kobe Bussan Co., Ltd. 85,401 2,085,618
Kobe Steel, Ltd. 319,000 3,475,336
Koei Tecmo Holdings Co., Ltd. 8,200 86,347
Komatsu, Ltd. 379,300 9,987,673
Konami Group Corp. 41,000 3,792,483
Kuraray Co., Ltd. 114,700 1,576,396
Kurita Water Industries, Ltd. 68,400 2,598,145
#Lasertec Corp. 27,700 4,268,882
M3, Inc. 136,200 1,417,660
Macnica Holdings, Inc. 71,200 830,842
Marui Group Co., Ltd. 58,400 923,397
Maruwa Co., Ltd. 3,600 1,016,012
McDonald's Holdings Co
Japan, Ltd. 53,500 2,268,899
#*Mercari, Inc. 52,600 745,706
MINEBEA MITSUMI, Inc. 228,800 4,133,646
Mitsubishi Chemical Group
Corp. 1,306,000 7,123,091
Mitsubishi Motors Corp. 497,501 1,502,383
Mitsui High-Tec, Inc. 700 3,810
#MonotaRO Co., Ltd. 140,500 2,137,592
Nichirei Corp. 80,600 2,253,043
NIDEC Corp. 185,600 3,747,944

Dimensional International High Profitability ETF
continued
Shares Value †
JAPAN — (Continued)
Nintendo Co., Ltd. 2,000 $ 106,942
NIPPON EXPRESS
HOLDINGS, Inc. 60,200 2,977,099
Nippon Sanso Holdings Corp. 122,100 4,310,873
Nissan Chemical Corp. 62,193 2,124,749
Niterra Co., Ltd. 113,500 3,271,065
Nitto Denko Corp. 226,000 3,795,969
Nomura Research Institute,
Ltd. 182,200 5,492,614
NTT Data Group Corp. 164,600 2,640,948
Ono Pharmaceutical Co., Ltd. 76,900 965,509
Open House Group Co., Ltd. 44,501 1,654,418
Oracle Corp. 10,800 1,041,182
Organo Corp. 5,700 272,043
Oriental Land Co., Ltd. 186,300 4,531,374
Otsuka Corp. 85,400 1,926,371
Pan Pacific International
Holdings Corp. 319,400 8,026,674
*PeptiDream, Inc. 4,699 87,548
Persol Holdings Co., Ltd. 1,391,390 2,356,663
Rakus Co., Ltd. 46,300 629,188
Recruit Holdings Co., Ltd. 427,800 26,773,132
Renesas Electronics Corp. 518,602 7,183,655
Resonac Holdings Corp. 55,500 1,356,484
Rorze Corp. 42,000 635,549
Ryohin Keikaku Co., Ltd. 191,600 3,159,686
Sankyo Co., Ltd. 132,900 1,778,980
Sanrio Co., Ltd. 77,400 2,124,975
Sanwa Holdings Corp. 125,200 3,226,885
SBI Sumishin Net Bank, Ltd. 22,900 406,810
SCREEN Holdings Co., Ltd. 26,800 1,764,674
SCSK Corp. 128,900 2,426,104
Sega Sammy Holdings, Inc. 26,000 493,373
Seibu Holdings, Inc. 151,900 3,411,455
Seven & i Holdings Co., Ltd. 872,001 12,588,414
SG Holdings Co., Ltd. 138,648 1,392,624
#Sharp Corp. 19,000 116,962
Shin-Etsu Chemical Co., Ltd. 503,800 19,034,098
Shinko Electric Industries Co.,
Ltd. 29,900 1,071,944
#Skylark Holdings Co., Ltd. 207,500 3,223,691
Socionext, Inc. 46,700 895,831
SoftBank Corp. 10,094,700 12,777,011
Sompo Holdings, Inc. 234,100 5,108,475
Sony Group Corp. 2,360,480 42,204,282
#Sony Group Corp., ADR 122,835 2,161,896
Subaru Corp. 384,301 7,017,451
Sugi Holdings Co., Ltd. 82,000 1,400,716
#SUMCO Corp. 48,500 475,368
Sumitomo Forestry Co., Ltd. 37,500 1,464,796
Sumitomo Rubber Industries,
Ltd. 153,700 1,591,740
Sundrug Co., Ltd. 38,100 945,715
Suzuki Motor Corp. 454,100 4,598,387
Sysmex Corp. 328,300 6,150,035
TDK Corp. 269,500 3,259,831
TechnoPro Holdings, Inc. 22,300 403,618
TIS, Inc. 128,200 3,220,044
Toei Animation Co., Ltd. 25,300 578,001
Shares Value †
JAPAN — (Continued)
Tokio Marine Holdings, Inc. 500,800 $ 18,305,954
Tokyo Electron, Ltd. 104,011 15,978,056
Tokyu Fudosan Holdings Corp. 285,800 1,816,587
Toridoll Holdings Corp. 15,800 408,782
Toyo Tire Corp. 46,200 663,921
Toyota Boshoku Corp. 28,900 389,507
Toyota Motor Corp. 1,915,300 33,729,146
Toyota Tsusho Corp. 233,500 4,051,472
Trend Micro, Inc. 93,100 4,932,940
Tsuruha Holdings, Inc. 16,099 902,580
Unicharm Corp. 88,800 2,862,936
USS Co., Ltd. 324,000 2,728,981
*Visional, Inc. 5,300 286,459
Welcia Holdings Co., Ltd. 59,800 747,868
#Yamaha Motor Co., Ltd. 867,300 7,709,333
#Yamazaki Baking Co., Ltd. 66,300 1,354,509
Yaoko Co., Ltd. 6,300 383,191
Yaskawa Electric Corp. 83,500 2,442,097
Yokogawa Electric Corp. 154,300 3,480,550
Zensho Holdings Co., Ltd. 51,400 2,594,886
ZOZO, Inc. 74,100 2,418,192
TOTAL JAPAN 634,222,441
NETHERLANDS — (3.7%)
ASML Holding NV 6,484 4,372,834
ASML Holding NV, Sponsored
NVDR 94,789 63,750,342
ASR Nederland NV 80,469 3,806,314
*InPost SA 78,100 1,520,267
Koninklijke KPN NV 2,184,567 8,521,402
Universal Music Group NV 140,305 3,515,584
Wolters Kluwer NV 120,472 20,233,217
TOTAL NETHERLANDS 105,719,960
NEW ZEALAND — (0.3%)
Chorus, Ltd. 234,320 1,221,630
Contact Energy, Ltd. 283,535 1,449,526
Fisher & Paykel Healthcare
Corp., Ltd. 126,296 2,705,188
#Mainfreight, Ltd. 26,547 1,132,029
Spark New Zealand, Ltd. 862,929 1,494,494
TOTAL NEW ZEALAND 8,002,867
NORWAY — (0.7%)
Aker BP ASA 123,835 2,633,784
ΩBW LPG, Ltd. 90,703 1,163,555
ΩBW LPG, Ltd. 9,676 123,853
Equinor ASA 263,479 6,307,263
Equinor ASA, Sponsored ADR 937 22,001
Frontline PLC 54,277 1,042,691
*Hafnia, Ltd. 156,761 909,550
Hoegh Autoliners ASA 77,911 809,454
Kongsberg Gruppen ASA 9,322 967,661
Protector Forsikring ASA 20,156 520,785
*Solstad Offshore ASA 24,881 76,467
Storebrand ASA 292,923 3,322,152
Telenor ASA 134,668 1,649,409
Var Energi ASA 200,672 628,555
#Wallenius Wilhelmsen ASA 90,103 883,843
TOTAL NORWAY 21,061,023

Dimensional International High Profitability ETF
continued
Shares Value †
PORTUGAL — (0.1%)
Galp Energia SGPS SA 158,457 $ 2,695,684
Jeronimo Martins SGPS SA 30,664 594,897
TOTAL PORTUGAL 3,290,581
SINGAPORE — (1.2%)
DBS Group Holdings, Ltd. 586,430 17,137,640
SATS, Ltd. 327,600 975,693
Sembcorp Industries, Ltd. 428,600 1,632,885
#Singapore Airlines, Ltd. 934,800 4,564,825
Singapore Exchange, Ltd. 478,500 4,105,356
Singapore Technologies
Engineering, Ltd. 831,600 2,853,930
Yangzijiang Shipbuilding
Holdings, Ltd. 1,007,700 1,965,278
TOTAL SINGAPORE 33,235,607
SPAIN — (2.3%)
*ACS Actividades de
Construccion y Servicios SA 80,324 3,836,953
ΩAena SME SA 36,419 8,026,248
Amadeus IT Group SA 217,656 15,737,414
Banco Bilbao Vizcaya
Argentaria SA 268,485 2,667,041
#Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 200,181 1,987,797
Endesa SA 149,904 3,223,121
Industria de Diseno Textil SA 259,687 14,744,851
Naturgy Energy Group SA 26,346 653,852
Repsol SA 145,723 1,811,432
Telefonica SA 2,941,565 13,776,760
TOTAL SPAIN 66,465,469
SWEDEN — (2.8%)
AddTech AB, Class B 119,269 3,292,701
Atlas Copco AB, Class A 1,050,879 17,226,478
Atlas Copco AB, Class B 239,605 3,460,821
Avanza Bank Holding AB 59,239 1,226,850
Axfood AB 71,340 1,586,141
Epiroc AB, Class A 135,953 2,635,189
Epiroc AB, Class B 46,419 793,457
Fortnox AB 280,956 1,706,734
#H & M Hennes & Mauritz AB,
Class B 215,158 3,182,112
Hemnet Group AB 50,579 1,580,705
HMS Networks AB 4,698 173,693
Indutrade AB 62,781 1,693,319
Lagercrantz Group AB, Class
B 78,497 1,524,449
Lifco AB, Class B 16,575 491,051
Medicover AB, Class B 14,185 243,928
Nordnet AB 88,228 1,825,569
*Sectra AB, Class B 60,287 1,594,499
Tele2 AB, Class B 432,341 4,511,275
Telefonaktiebolaget LM
Ericsson, Class A 1,951 16,264
Telefonaktiebolaget LM
Ericsson, Class B 991,688 8,246,728
#Telefonaktiebolaget LM
Ericsson, Sponsored ADR 240 2,011
#Telia Co. AB 1,306,503 3,780,294
Shares Value †
SWEDEN — (Continued)
Volvo AB, Class A 39,839 $ 1,038,788
Volvo AB, Class B 723,885 18,719,443
TOTAL SWEDEN 80,552,499
SWITZERLAND — (8.4%)
Geberit AG, Registered 21,963 13,736,082
Kuehne + Nagel International
AG, Class R 31,292 7,802,191
Nestle SA, Registered 682,646 64,404,141
Novartis AG, Registered 98,952 10,734,009
Novartis AG, Sponsored ADR 221,691 24,031,304
Partners Group Holding AG 12,717 17,545,254
Roche Holding AG 281,221 87,127,450
Roche Holding AG 7,490 2,539,688
*SGS SA, Registered 96,435 10,204,467
Sika AG, Registered 1,029 286,197
Straumann Holding AG, Class
R 1,781 234,803
ΩVAT Group AG 1,584 658,550
TOTAL SWITZERLAND 239,304,136
UNITED KINGDOM — (13.4%)
Admiral Group PLC 129,896 4,281,882
ΩAirtel Africa PLC 318,841 418,114
Anglo American PLC 93 2,870
Ashtead Group PLC 385,272 28,669,285
AstraZeneca PLC 74,904 10,633,437
AstraZeneca PLC, Sponsored
ADR 425,319 30,261,447
ΩAuto Trader Group PLC 483,761 5,219,360
B&M European Value Retail
SA 449,033 2,237,602
Beazley PLC 375,356 3,645,849
BP PLC, Sponsored ADR 1,033,560 30,345,322
#BT Group PLC 3,513,132 6,244,253
Burberry Group PLC 2,438 24,555
Centrica PLC 4,445,668 6,704,338
Compass Group PLC 421,684 13,634,713
Computacenter PLC 22,681 638,598
Diageo PLC 140,076 4,320,310
#Diageo PLC, Sponsored ADR 80,833 10,036,225
Experian PLC 335,456 16,289,338
Glencore PLC 771,681 4,030,932
GSK PLC 1,551,348 27,773,162
GSK PLC, ADR 111,557 4,100,835
Haleon PLC 641 3,069
Hargreaves Lansdown PLC 192,792 2,696,738
Howden Joinery Group PLC 401,304 4,344,167
IMI PLC 148 3,139
Imperial Brands PLC 703,634 21,141,044
Intertek Group PLC 105,586 6,309,477
ITV PLC 7,741 7,355
JD Sports Fashion PLC 1,318,165 2,101,418
Legal & General Group PLC 1,787,670 4,989,627
Man Group PLC 93,699 239,241
Marks & Spencer Group PLC 1,450,671 7,008,847
Next PLC 79,435 9,998,054
Reckitt Benckiser Group PLC 203,254 12,239,872
#RELX PLC, Sponsored ADR 576,159 26,630,069
Rentokil Initial PLC 381,917 1,902,662

Dimensional International High Profitability ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Rightmove PLC 403,575 $ 3,055,012
Rio Tinto PLC 201,535 12,996,575
Shell PLC, ADR 5,179 349,841
Softcat PLC 464 10,111
*SSE PLC 1,524 34,504
St James's Place PLC 2,427 25,368
Unilever PLC 1,306 79,419
Unilever PLC, Sponsored ADR 930,992 56,706,723
TOTAL UNITED KINGDOM 382,384,759
UNITED STATES — (0.0%)
Smurfit WestRock PLC 74 3,820
TOTAL UNITED STATES 3,820
TOTAL COMMON STOCKS 2,754,562,787
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke AG 16,645 1,220,668
ΩDr. Ing. h.c. F. Porsche AG 13,807 968,923
Shares Value †
GERMANY — (Continued)
Volkswagen AG 63,311 $ 6,113,146
TOTAL GERMANY 8,302,737
TOTAL PREFERRED
STOCKS 8,302,737
RIGHT/WARRANT — (0.0%)
CANADA — (0.0%)
*Constellation Software, Inc. 2,724 –
TOTAL CANADA –
TOTAL RIGHT/WARRANT –
TOTAL INVESTMENT SECURITIES — (96.9%)
(Cost $2,554,634,204) 2,762,865,524
SECURITIES LENDING COLLATERAL — ( 3.1% )
@§The DFA Short Term
Investment Fund 7,689,576 88,937,633
TOTAL INVESTMENTS — ( 100.0% )
(Cost $2,643,571,837) $ 2,851,803,157
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $26,268,029 which represented 0.9% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 187,396,771 $ — $ — $ 187,396,771
Austria .............................. 5,471,377 — — 5,471,377
Belgium ............................. 20,260,189 — — 20,260,189
Canada ............................. 287,580,553 — — 287,580,553
China ............................... 1,268,006 — — 1,268,006
Denmark ............................ 76,231,516 — — 76,231,516
Finland .............................. 21,233,223 — — 21,233,223
France .............................. 264,226,326 — — 264,226,326
Germany ............................ 190,823,384 — — 190,823,384
Hong Kong ........................... 42,640,492 — — 42,640,492
Ireland .............................. 6,875,072 — — 6,875,072
Israel ............................... 16,792,138 — — 16,792,138
Italy ................................ 59,520,578 — — 59,520,578
Japan ............................... 634,222,441 — — 634,222,441
Netherlands .......................... 105,719,960 — — 105,719,960
New Zealand ......................... 8,002,867 — — 8,002,867
Norway .............................. 21,061,023 — — 21,061,023
Portugal ............................. 3,290,581 — — 3,290,581
Singapore ............................ 33,235,607 — — 33,235,607
Spain ............................... 66,465,469 — — 66,465,469
Sweden ............................. 80,552,499 — — 80,552,499
Switzerland ........................... 239,304,136 — — 239,304,136
United Kingdom ....................... 382,384,759 — — 382,384,759
United States ......................... 3,820 — — 3,820

Dimensional International High Profitability ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Preferred Stocks
Germany ............................ $ 8,302,737 $ — $ — $ 8,302,737
Right/Warrant
Canada ............................. — — — —
Securities Lending Collateral ............... — 88,937,633 — 88,937,633
Total Investments ........................ $2,762,865,524 $88,937,633 $— $2,851,803,157
See accompanying Notes to Financial Statements.

Dimensional International Vector Equity ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value †
COMMON STOCKS — (97.5%)
AUSTRALIA — (6.9%)
*29Metals, Ltd. 544 $ 150
Accent Group, Ltd. 5,952 9,201
#*Acrow, Ltd. 844 586
*Adairs, Ltd. 6,304 10,983
*Aeris Resources, Ltd. 864 127
AGL Energy, Ltd. 1,144 7,853
*AIC Mines, Ltd. 688 160
*Ainsworth Game Technology,
Ltd. 268 127
*Alkane Resources, Ltd. 1,300 485
*Alliance Aviation Services,
Ltd. 228 403
Amotiv, Ltd. 1,972 13,756
AMP, Ltd. 22,618 21,185
Ampol, Ltd. 1,256 22,953
Ansell, Ltd. 546 11,094
*ANZ Group Holdings, Ltd. 1,738 35,461
*APA Group 1,194 5,451
*ARB Corp., Ltd. 100 2,718
Aristocrat Leisure, Ltd. 1,474 59,396
#ARN Media, Ltd. 532 258
Atlas Arteria, Ltd. 1,612 5,153
*Aurelia Metals, Ltd. 4,036 489
Aurizon Holdings, Ltd. 13,396 29,657
Aussie Broadband, Ltd. 1,132 2,699
*Austal, Ltd. 4,916 10,658
#*Austin Engineering, Ltd. 1,248 429
*Australian Agricultural Co.,
Ltd. 492 453
#Australian Clinical Labs, Ltd. 1,546 3,676
Australian Ethical Investment,
Ltd. 878 2,588
#*Australian Strategic
Materials, Ltd. 120 42
*Australian Vanadium, Ltd. 10,204 107
*Auswide Bank, Ltd. 115 318
Autosports Group, Ltd. 370 545
#Baby Bunting Group, Ltd. 1,740 2,051
Bank of Queensland, Ltd. 5,442 23,241
Bapcor, Ltd. 3,882 11,646
*BCI Minerals, Ltd. 2,688 555
Beach Energy, Ltd. 18,058 14,785
*Beacon Lighting Group, Ltd. 248 476
*Bega Cheese, Ltd. 4,812 16,232
Bell Financial Group, Ltd. 392 326
Bendigo & Adelaide Bank, Ltd. 2,230 17,966
BHP Group, Ltd. 10,300 287,670
*Bigtincan Holdings, Ltd. 1,284 147
#*Black Cat Syndicate, Ltd. 612 235
BlueScope Steel, Ltd. 2,556 34,003
Brambles, Ltd. 6,156 74,031
Brickworks, Ltd. 724 12,870
Capral, Ltd. 52 325
*Capricorn Metals, Ltd. 2,100 8,679
Shares Value †
AUSTRALIA — (Continued)
Cedar Woods Properties, Ltd. 156 $ 588
*Cettire, Ltd. 716 717
*Challenger, Ltd. 4,994 19,790
Champion Iron, Ltd. 4,330 16,620
*Cleanaway Waste
Management, Ltd. 8,770 15,682
ClearView Wealth, Ltd. 440 151
*Coast Entertainment
Holdings, Ltd. 1,136 335
*Coles Group, Ltd. 4,190 48,275
*Collins Foods, Ltd. 1,994 10,906
Commonwealth Bank of
Australia 436 40,766
Computershare, Ltd. 1,432 24,743
*Cooper Energy, Ltd. 32,062 3,675
#*Core Lithium, Ltd. 3,004 216
ΩCoronado Global Resources,
Inc. 11,330 7,532
#Corporate Travel
Management, Ltd. 1,558 12,654
*Coventry Group, Ltd. 98 88
Dalrymple Bay Infrastructure,
Ltd. 750 1,646
Data#3, Ltd. 1,572 7,547
*Develop Global, Ltd. 324 550
*Dicker Data, Ltd. 898 5,076
Domain Holdings Australia,
Ltd. 1,862 3,683
*Domino's Pizza Enterprises,
Ltd. 426 9,342
Downer EDI, Ltd. 4,354 15,999
*DUG Technology, Ltd. 116 141
*Duratec, Ltd. 268 290
#Eagers Automotive, Ltd. 1,992 14,496
*Elders, Ltd. 2,132 11,912
*Electro Optic Systems
Holdings, Ltd. 244 229
*Emeco Holdings, Ltd. 6,604 3,331
#*EML Payments, Ltd. 560 246
Endeavour Group, Ltd. 5,786 17,774
Enero Group, Ltd. 252 183
Euroz Hartleys Group, Ltd. 172 92
Evolution Mining, Ltd. 9,906 33,999
EVT, Ltd. 1,508 10,796
*Fenix Resources, Ltd. 1,472 260
Fiducian Group, Ltd. 24 144
Finbar Group, Ltd. 180 106
*FleetPartners Group, Ltd. 3,574 6,859
Fleetwood, Ltd. 248 333
#Flight Centre Travel Group,
Ltd. 1,088 11,388
Fortescue, Ltd. 6,064 76,142
*Frontier Digital Ventures, Ltd. 628 185
G8 Education, Ltd. 11,760 10,322
*Gold Road Resources, Ltd. 17,594 23,048

Dimensional International Vector Equity ETF
continued
Shares Value †
AUSTRALIA — (Continued)
GR Engineering Services, Ltd. 870 $ 1,202
GrainCorp, Ltd., Class A 2,420 14,298
Grange Resources, Ltd. 2,024 331
GWA Group, Ltd. 3,332 5,085
*Hansen Technologies, Ltd. 2,426 7,898
#Harvey Norman Holdings,
Ltd. 2,648 7,944
*Healius, Ltd. 9,964 10,801
Helia Group, Ltd. 5,394 14,380
Helloworld Travel, Ltd. 176 208
*Hipages Group Holdings, Ltd. 80 68
Horizon Oil, Ltd. 1,892 236
#IDP Education, Ltd. 1,612 14,708
IGO, Ltd. 4,574 15,729
*Iluka Resources, Ltd. 4,472 17,194
Imdex, Ltd. 6,056 10,313
Incitec Pivot, Ltd. 7,334 14,459
Infomedia, Ltd. 3,952 3,676
Inghams Group, Ltd. 4,394 8,260
*Insignia Financial, Ltd. 10,996 23,840
Insurance Australia Group, Ltd. 5,722 28,109
*IPH, Ltd. 3,368 11,846
*IRESS, Ltd. 822 5,357
IVE Group, Ltd. 348 486
*James Hardie Industries PLC 1,280 40,964
JB Hi-Fi, Ltd. 538 28,906
Johns Lyng Group, Ltd. 3,022 7,581
*Judo Capital Holdings, Ltd. 5,258 6,475
Jupiter Mines, Ltd. 2,852 327
#Karoon Energy, Ltd. 4,764 4,337
Kelly Partners Group Holdings,
Ltd. 36 191
*Kelsian Group, Ltd. 1,945 4,994
Korvest, Ltd. 16 97
#*Lendlease Corp., Ltd. 4,970 22,071
#Lifestyle Communities, Ltd. 1,796 10,140
*Lindsay Australia, Ltd. 891 496
Lottery Corp., Ltd. (The) 7,144 23,350
Lovisa Holdings, Ltd. 418 8,192
Lycopodium, Ltd. 284 2,134
Maas Group Holdings, Ltd. 164 505
Macmahon Holdings, Ltd. 23,716 5,903
Mader Group, Ltd. 76 302
Magellan Financial Group, Ltd. 3,140 22,130
*Mayne Pharma Group, Ltd. 132 372
McMillan Shakespeare, Ltd. 704 6,737
Medibank Pvt Ltd. 7,008 16,479
*Mesoblast, Ltd. 12,420 10,738
*Metals X, Ltd. 9,092 2,888
*Metcash, Ltd. 11,216 22,480
*Metro Mining, Ltd. 7,772 270
#Michael Hill International, Ltd. 404 159
*Mineral Resources, Ltd. 972 25,084
*Monadelphous Group, Ltd. 1,430 11,821
Monash IVF Group, Ltd. 5,150 3,964
#*Mount Gibson Iron, Ltd. 2,020 404
Myer Holdings, Ltd. 10,230 6,064
#*MyState, Ltd. 284 707
Shares Value †
AUSTRALIA — (Continued)
National Australia Bank, Ltd. 2,630 $ 66,839
Netwealth Group, Ltd. 610 11,063
New Hope Corp., Ltd. 5,746 18,329
*nib holdings, Ltd. 3,584 13,569
Nick Scali, Ltd. 1,096 10,108
Nickel Industries, Ltd. 12,922 7,660
Nine Entertainment Co.
Holdings, Ltd. 12,326 9,486
*Northern Star Resources, Ltd. 2,828 32,842
*Novonix, Ltd. 3,704 1,710
NRW Holdings, Ltd. 8,626 21,809
Nufarm, Ltd. 5,956 15,020
Objective Corp., Ltd. 32 340
*OFX Group, Ltd. 656 627
*OM Holdings, Ltd. 568 140
*Omni Bridgeway, Ltd. 592 357
oOh!media, Ltd. 8,306 6,719
*Orica, Ltd. 2,526 28,690
Origin Energy, Ltd. 4,848 30,579
Orora, Ltd. 11,284 17,812
Peet, Ltd. 876 783
Perenti, Ltd. 13,604 10,470
Perseus Mining, Ltd. 16,832 31,642
Peter Warren Automotive
Holdings, Ltd. 152 172
#*Pilbara Minerals, Ltd. 18,936 35,349
Platinum Asset Management,
Ltd. 856 687
*Playside Studios, Ltd. 1,524 494
Praemium, Ltd. 4,490 1,985
Premier Investments, Ltd. 720 15,916
Pro Medicus, Ltd. 202 25,778
PWR Holdings, Ltd. 1,078 6,425
*Qantas Airways, Ltd. 566 2,995
QBE Insurance Group, Ltd. 6,710 75,639
*Ramelius Resources, Ltd. 12,805 20,046
*Ramsay Health Care, Ltd. 694 18,260
*ReadyTech Holdings, Ltd. 128 249
Reece, Ltd. 590 8,815
Regis Healthcare, Ltd. 1,242 5,280
*Regis Resources, Ltd. 16,816 29,849
Reject Shop, Ltd. (The) 292 551
Reliance Worldwide Corp., Ltd. 6,318 21,560
*Resolute Mining, Ltd. 41,354 22,211
*Retail Food Group, Ltd. 6,184 263
Ridley Corp., Ltd. 3,500 6,075
Rio Tinto, Ltd. 594 46,420
*Sandfire Resources, Ltd. 4,492 30,511
Santos, Ltd. 19,720 87,574
*Select Harvests, Ltd. 292 692
Servcorp, Ltd. 144 474
Service Stream, Ltd. 10,148 10,070
Seven Group Holdings, Ltd. 598 16,341
*Seven West Media, Ltd. 2,572 270
SG Fleet Group, Ltd. 2,352 4,175
Shaver Shop Group, Ltd. 2,558 2,321
Sims, Ltd. 1,418 11,796
*Smart Parking, Ltd. 216 99

Dimensional International Vector Equity ETF
continued
Shares Value †
AUSTRALIA — (Continued)
SmartGroup Corp., Ltd. 1,552 $ 7,899
Sonic Healthcare, Ltd. 1,376 24,271
South32, Ltd. 12,244 29,513
*Southern Cross Electrical
Engineering, Ltd. 656 700
Southern Cross Media Group,
Ltd. 2,306 785
SRG Global, Ltd. 7,174 5,263
*St. Barbara, Ltd. 1,792 540
Stanmore Resources, Ltd. 2,784 5,726
Suncorp Group, Ltd. 2,940 34,508
Super Retail Group, Ltd. 1,898 18,076
#*Syrah Resources, Ltd. 2,304 453
*Tabcorp Holdings, Ltd. 32,548 10,020
Technology One, Ltd. 1,228 19,650
Telstra Group, Ltd. 7,584 18,976
*Terracom, Ltd. 10,836 1,420
TPG Telecom, Ltd. 892 2,641
*Trajan Group Holdings, Ltd. 100 82
*Transurban Group 1,138 9,474
*Tribune Resources, Ltd. 28 91
*Tyro Payments, Ltd. 10,988 5,578
Universal Store Holdings, Ltd. 84 434
*Vault Minerals, Ltd. 31,398 8,123
Ventia Services Group Pty,
Ltd. 5,380 16,175
ΩViva Energy Group, Ltd. 4,994 8,603
*Viva Leisure, Ltd. 352 327
*Vulcan Energy Resources,
Ltd. 156 527
Vulcan Steel, Ltd. 616 3,010
Wagners Holding Co., Ltd. 148 128
Wesfarmers, Ltd. 1,534 67,601
*West African Resources, Ltd. 16,340 19,639
Westgold Resources, Ltd. 4,728 9,972
Westpac Banking Corp. 2,062 43,381
Whitehaven Coal, Ltd. 4,000 17,842
Woodside Energy Group, Ltd. 4,008 62,428
Woolworths Group, Ltd. 3,294 64,641
Worley, Ltd. 1,834 16,818
*XRF Scientific, Ltd. 172 185
#Yancoal Australia, Ltd. 2,902 12,393
TOTAL AUSTRALIA 3,140,775
AUSTRIA — (0.6%)
Agrana Beteiligungs AG 154 1,772
ANDRITZ AG 428 25,719
#*AT&S Austria Technologie &
Systemtechnik AG 298 5,438
ΩBAWAG Group AG 352 27,132
#CA Immobilien Anlagen AG 104 2,511
*DO & CO AG 114 17,649
Erste Group Bank AG 408 22,918
*Kapsch TrafficCom AG 8 65
#*Lenzing AG 78 2,642
Mayr Melnhof Karton AG 100 8,848
Oesterreichische Post AG 48 1,519
OMV AG 942 38,964
Palfinger AG 98 2,154
Shares Value †
AUSTRIA — (Continued)
PIERER Mobility AG 12 $ 166
*POLYTEC Holding AG 44 120
Porr AG 266 4,187
*Rosenbauer International AG 46 1,718
Schoeller-Bleckmann Oilfield
Equipment AG 118 3,542
#Semperit AG Holding 100 1,238
Strabag SE 184 7,241
Telekom Austria AG 838 6,942
*UBM Development AG 8 167
UNIQA Insurance Group AG 1,610 12,620
Verbund AG 194 15,838
Vienna Insurance Group AG
Wiener Versicherung Gruppe 534 16,957
voestalpine AG 1,044 21,592
Zumtobel Group AG 392 2,256
TOTAL AUSTRIA 251,915
BELGIUM — (1.2%)
Ackermans & van Haaren NV 216 43,781
Ageas SA 1,590 82,649
*AGFA-Gevaert NV 1,782 1,859
Anheuser-Busch InBev SA 1,224 73,059
*Atenor 44 210
Barco NV 708 8,724
Bekaert SA 576 20,949
bpost SA 2,246 5,864
Cie d'Entreprises CFE 24 159
Colruyt Group N.V 332 15,463
Deceuninck NV 296 744
Deme Group NV 72 10,912
Econocom Group SA 984 2,107
Elia Group SA 72 6,828
EVS Broadcast Equipment SA 144 4,448
Exmar NV 118 988
Fagron 708 14,251
Greenyard NV 68 441
*Immobel SA 12 244
KBC Group NV 1,668 120,748
Kinepolis Group NV 126 5,287
Melexis NV 126 8,159
*Ontex Group NV 978 8,165
*Orange Belgium SA 36 578
Proximus SADP 1,920 13,945
Recticel SA 420 5,490
Sipef NV 16 983
Solvay SA, Class A 704 28,325
Tessenderlo Group SA 292 7,862
Umicore SA 2,538 30,226
Van de Velde NV 72 2,443
VGP NV 130 10,853
Viohalco SA 104 581
TOTAL BELGIUM 537,325
CANADA — (11.2%)
*5N Plus, Inc. 1,600 8,150
*ACT Energy Technologies,
Ltd. 100 429
ADENTRA, Inc. 100 2,754
*Advantage Energy, Ltd. 1,700 10,622

Dimensional International Vector Equity ETF
continued
Shares Value †
CANADA — (Continued)
Aecon Group, Inc. 1,700 $ 28,281
Africa Oil Corp. 5,100 6,549
*AGF Management, Ltd.,
Class B 300 2,243
Agnico Eagle Mines, Ltd. 100 8,629
*Air Canada 3,500 47,380
Alamos Gold, Inc. 100 2,018
#Algoma Steel Group, Inc. 1,600 16,560
Algonquin Power & Utilities
Corp., ADR 4,800 23,232
Alimentation Couche-Tard, Inc. 1,700 88,552
AltaGas, Ltd. 1,700 40,575
Amerigo Resources, Ltd. 5,800 7,115
Andrew Peller, Ltd., Class A 100 284
ARC Resources, Ltd. 6,500 107,529
*Aritzia, Inc. 1,600 51,457
*Athabasca Oil Corp. 5,600 20,770
AtkinsRealis Group, Inc. 100 4,806
*ATS Corp. 100 2,997
#Aurora Cannabis, Inc. 100 542
B2Gold Corp. 9,600 31,872
Badger Infrastructure
Solutions, Ltd. 100 2,598
Bank of Montreal 200 18,224
Bank of Nova Scotia (The) 1,600 82,384
Barrick Gold Corp. 4,600 88,872
*Bausch Health Cos., Inc.,
ADR 1,600 14,720
Baytex Energy Corp. 8,500 23,964
BCE, Inc. 100 3,226
#Birchcliff Energy, Ltd. 4,800 17,872
Bird Construction, Inc. 1,600 34,790
Black Diamond Group, Ltd. 200 1,298
Boralex, Inc., Class A 100 2,401
*CAE, Inc. 2,800 49,280
*Calfrac Well Services, Ltd. 200 552
Calian Group, Ltd. 100 3,446
Canaccord Genuity Group, Inc. 3,100 22,283
Canacol Energy, Ltd. 100 202
#*Canada Goose Holdings,
Inc., ADR 200 1,964
Canadian Imperial Bank of
Commerce, ADR 1,600 100,096
Canadian National Railway
Co., ADR 300 32,376
Canadian Natural Resources,
Ltd. 5,100 173,502
*Canadian Tire Corp., Ltd.,
Class A 100 10,629
Canadian Utilities, Ltd., Class
A 100 2,558
*Canfor Corp. 200 2,383
*Capital Power Corp. 100 4,051
#Cardinal Energy, Ltd. 7,500 34,488
Cascades, Inc. 1,600 12,041
CCL Industries, Inc. 100 5,827
*Celestica, Inc. 200 13,680
Cenovus Energy, Inc., ADR 8,500 136,595
Centerra Gold, Inc. 5,200 36,707
Shares Value †
CANADA — (Continued)
CES Energy Solutions Corp. 5,000 $ 28,624
*CGI, Inc., ADR 100 11,071
CI Financial Corp. 3,100 50,927
*Cineplex, Inc. 100 718
*Colabor Group, Inc. 100 77
Computer Modelling Group,
Ltd. 1,700 13,952
Converge Technology
Solutions Corp. 6,000 12,913
Corby Spirit and Wine, Ltd. 100 918
*Cronos Group, Inc. 500 1,045
*DATA Communications
Management Corp. 200 409
Definity Financial Corp. 100 3,854
*dentalcorp Holdings, Ltd. 1,600 10,778
Dexterra Group, Inc. 100 443
Dollarama, Inc. 200 20,788
Doman Building Materials
Group, Ltd. 1,600 9,447
*Dorel Industries, Inc., Class B 100 395
DREAM Unlimited Corp. 100 2,055
Dundee Precious Metals, Inc. 1,900 19,301
*Eldorado Gold Corp. 1,900 33,003
Emera, Inc. 1,400 52,828
Empire Co., Ltd., Class A 200 5,763
Enbridge, Inc. 1,600 64,640
Endeavour Mining PLC 3,200 70,774
Enerflex, Ltd. 400 2,644
Enghouse Systems, Ltd. 100 2,114
*Ensign Energy Services, Inc. 400 803
EQB, Inc. 100 7,663
*Equinox Gold Corp. 3,400 18,836
*ERO Copper Corp. 1,400 25,676
Evertz Technologies, Ltd. 100 849
#Extendicare, Inc. 3,300 21,780
Fiera Capital Corp. 1,600 11,145
Finning International, Inc. 1,800 52,478
First Majestic Silver Corp. 2,000 14,760
*First Quantum Minerals, Ltd. 3,200 41,298
Foraco International SA 100 162
Fortis, Inc., ADR 100 4,323
*Fortuna Mining Corp. 5,400 26,838
Gear Energy, Ltd. 500 190
Gibson Energy, Inc. 1,700 28,172
Gildan Activewear, Inc., ADR 200 9,780
*GoGold Resources, Inc. 500 574
*Gran Tierra Energy, Inc. 100 632
Headwater Exploration, Inc. 3,400 16,732
High Liner Foods, Inc. 100 938
Hudbay Minerals, Inc. 5,300 47,435
#*i-80 Gold Corp. 300 315
iA Financial Corp., Inc. 200 16,276
*IAMGOLD Corp. 4,200 23,268
IGM Financial, Inc. 100 3,001
Imperial Oil, Ltd. 100 7,448
*Interfor Corp. 200 2,753
*K92 Mining, Inc. 3,300 21,922
*Kelt Exploration, Ltd. 6,100 28,576

Dimensional International Vector Equity ETF
continued
Shares Value †
CANADA — (Continued)
Keyera Corp. 1,500 $ 46,013
Kinross Gold Corp. 9,300 93,744
*Knight Therapeutics, Inc. 200 809
*Laurentian Bank of Canada 100 1,871
Leon's Furniture, Ltd. 100 1,925
#*Lightspeed Commerce, Inc. 1,500 22,680
Linamar Corp. 100 4,087
#*Lion Electric Co. (The) 300 183
Lundin Gold, Inc. 200 4,831
Lundin Mining Corp. 3,900 37,882
Magna International, Inc., ADR 3,100 122,357
*Major Drilling Group
International, Inc. 300 1,804
*Mandalay Resources Corp. 200 488
*Maple Leaf Foods, Inc. 1,400 21,151
Martinrea International, Inc. 1,600 11,822
*Mattr Corp. 200 1,743
Medical Facilities Corp. 100 1,040
MEG Energy Corp. 3,500 63,901
Methanex Corp., ADR 200 7,834
Metro, Inc. 1,500 88,981
MTY Food Group, Inc. 100 3,210
Mullen Group, Ltd. 1,700 18,366
National Bank of Canada 300 28,581
Neo Performance Materials,
Inc. 100 564
*New Gold, Inc. 20,900 57,475
North American Construction
Group, Ltd. 100 1,953
North West Co., Inc. (The) 100 3,760
Northland Power, Inc. 1,909 28,978
Nutrien, Ltd. 3,500 166,880
*NuVista Energy, Ltd. 3,400 27,269
*Obsidian Energy, Ltd. 1,600 9,072
OceanaGold Corp. 24,000 68,008
Open Text Corp., ADR 1,500 45,000
*Orezone Gold Corp. 1,000 545
Osisko Gold Royalties, Ltd. 100 2,013
Paramount Resources, Ltd.,
Class A 200 3,854
Parex Resources, Inc. 3,200 29,683
Parkland Corp. 1,700 39,514
Pason Systems, Inc. 1,600 15,461
#Peyto Exploration &
Development Corp. 3,400 37,026
PHX Energy Services Corp. 100 669
Pizza Pizza Royalty Corp. 100 940
Polaris Renewable Energy,
Inc. 100 861
*Precision Drilling Corp. 100 6,005
Premium Brands Holdings
Corp. 100 6,237
*Quarterhill, Inc. 200 231
Quebecor, Inc., Class B 3,000 74,615
RB Global, Inc. 100 8,474
#Restaurant Brands
International, Inc. 1,500 104,325
Richelieu Hardware, Ltd. 100 2,632
Shares Value †
CANADA — (Continued)
Rogers Communications, Inc.,
Class B, ADR 1,800 $ 65,376
Rogers Sugar, Inc. 3,000 11,966
Royal Bank of Canada 1,700 205,361
Russel Metals, Inc. 200 5,563
Sandstorm Gold, Ltd. 1,800 10,890
*Sangoma Technologies Corp. 100 610
Secure Energy Services, Inc. 3,200 35,605
Sienna Senior Living, Inc. 100 1,235
*Sierra Metals, Inc. 1,000 617
*SilverCrest Metals, Inc. 1,800 18,306
#*South Bow Corp. 340 8,486
*Spartan Delta Corp. 400 973
SSR Mining, Inc. 4,600 28,380
Stella-Jones, Inc. 100 6,039
Ω*STEP Energy Services, Ltd. 200 492
StorageVault Canada, Inc. 2,900 8,468
Sun Life Financial, Inc. 1,700 94,150
Suncor Energy, Inc. 5,200 196,404
Superior Plus Corp. 3,600 17,045
Surge Energy, Inc. 1,700 7,183
Tamarack Valley Energy, Ltd. 4,100 12,206
*Taseko Mines, Ltd. 7,800 17,394
TC Energy Corp., ADR 1,700 79,067
Teck Resources, Ltd., Class B 3,800 176,662
TFI International, Inc. 100 13,382
#*Tilray Brands, Inc. 11,200 18,319
*Tilray Brands, Inc. 1,100 1,804
*Torex Gold Resources, Inc. 1,700 36,623
Toromont Industries, Ltd. 100 8,824
Toronto-Dominion Bank (The),
ADR 1,800 99,486
Tourmaline Oil Corp. 1,700 78,283
TransAlta Corp. 300 3,129
Transcontinental, Inc., Class A 1,700 20,976
Trican Well Service, Ltd. 6,200 20,549
*Valeura Energy, Inc. 200 649
Veren, Inc. 8,800 45,408
Vermilion Energy, Inc. 1,600 14,928
Wajax Corp. 100 1,773
*Well Health Technologies
Corp. 4,800 15,255
*Wesdome Gold Mines, Ltd. 1,800 15,754
West Fraser Timber Co., Ltd. 100 9,040
Westshore Terminals
Investment Corp. 100 1,651
Whitecap Resources, Inc. 7,300 54,412
Winpak, Ltd. 100 3,559
*Yangarra Resources, Ltd. 300 220
TOTAL CANADA 5,100,308
CHINA — (0.0%)
Chow Tai Fook Jewellery
Group, Ltd. 1,200 1,136
TOTAL CHINA 1,136
DENMARK — (3.2%)
Alm Brand A/S 12,994 25,194
*Ambu A/S, Class B 1,976 36,500

Dimensional International Vector Equity ETF
continued
Shares Value †
DENMARK — (Continued)
AP Moller - Maersk A/S, Class
B 18 $ 28,297
*Bang & Olufsen A/S 216 289
*Bavarian Nordic A/S 1,034 32,315
Carlsberg A/S, Class B 482 52,971
cBrain A/S 122 3,101
Chemometec A/S 154 8,967
Coloplast A/S, Class B 226 28,133
Columbus A/S 148 233
D/S Norden A/S 536 18,351
Danske Bank A/S 1,486 43,737
*Demant A/S 810 29,665
DFDS A/S 392 8,901
DSV A/S 280 60,749
FLSmidth & Co. A/S 598 31,110
Foroya Banki P/F 12 286
*Genmab A/S 204 45,566
*GN Store Nord A/S 1,184 22,982
H Lundbeck A/S 3,292 21,401
*H+H International A/S, Class
B 44 539
Harboes Bryggeri A/S, Class B 4 88
*Huscompagniet A/S 44 415
ISS A/S 1,598 30,634
#Jeudan A/S 8 274
Jyske Bank A/S, Registered 458 31,880
Matas A/S 524 9,366
*MT Hoejgaard Holding A/S 8 257
Ω*Netcompany Group A/S 592 28,092
*Nilfisk Holding A/S 40 671
*NKT A/S 668 62,231
Ω*NNIT A/S 24 363
Novo Nordisk A/S, Class B 3,158 350,784
Novonesis (Novozymes) B 606 37,904
*NTG Nordic Transport Group
A/S 16 646
Ω*Orsted A/S 132 7,699
Pandora A/S 584 87,898
Parken Sport & Entertainment
A/S 8 139
Per Aarsleff Holding A/S 312 18,370
Ringkjoebing Landbobank A/S 296 48,644
ROCKWOOL A/S, Class B 116 49,879
Royal Unibrew A/S 442 32,974
*RTX A/S 20 216
ΩScandinavian Tobacco
Group A/S 676 10,135
Schouw & Co. A/S 162 13,394
Solar A/S, Class B 16 744
SP Group A/S 146 6,684
Spar Nord Bank A/S 1,224 23,518
Sparekassen Sjaelland-Fyn
A/S 44 1,319
Sydbank A/S 762 36,159
*TCM Group A/S 24 261
Tivoli A/S 4 395
TORM PLC, Class A 726 18,884
*Trifork Group AG 24 329
Tryg A/S 1,440 33,852
Shares Value †
DENMARK — (Continued)
*Vestas Wind Systems A/S 84 $ 1,579
Vestjysk Bank A/S 684 413
*Zealand Pharma A/S 182 20,942
TOTAL DENMARK 1,467,319
FINLAND — (1.8%)
Aktia Bank OYJ 628 6,320
Alandsbanken Abp, Class B 12 436
Alma Media OYJ 52 627
Anora Group OYJ 546 2,039
Apetit OYJ 8 118
Aspo OYJ 52 318
Atria OYJ 32 399
*Cargotec OYJ, Class B 170 10,258
Citycon OYJ 312 1,205
Digia OYJ 16 113
Elisa OYJ 812 38,576
eQ OYJ 12 177
Evli OYJ, Class B 8 161
Fortum OYJ 1,880 27,615
F-Secure OYJ 164 335
Glaston OYJ ABP 128 117
Harvia OYJ 168 8,308
Huhtamaki OYJ 644 25,197
Kamux Corp. 322 1,201
Kemira OYJ 958 20,302
Kesko OYJ, Class A 238 4,961
Kesko OYJ, Class B 2,298 49,061
*Kojamo OYJ 346 3,400
Kone OYJ, Class B 1,018 55,547
Konecranes OYJ 494 33,975
Lassila & Tikanoja OYJ 398 3,738
*Lindex Group OYJ 1,576 4,440
Mandatum OYJ 4,030 18,568
Marimekko OYJ 56 777
Metso OYJ 4,384 41,436
Neste OYJ 1,594 25,404
NoHo Partners OYJ 12 94
Nokia OYJ 9,856 46,278
Nokian Renkaat OYJ 1,756 14,534
Nordea Bank Abp 11,532 134,774
Olvi OYJ, Class A 116 3,740
Oma Saastopankki OYJ 150 1,857
Oriola OYJ, Class B 260 257
Orion OYJ, Class A 98 4,740
Orion OYJ, Class B 690 33,447
Outokumpu OYJ 3,782 13,517
Pihlajalinna OYJ 56 641
Puuilo OYJ 750 7,511
*QT Group OYJ 176 13,337
*Rapala VMC OYJ 36 88
Raute Oyj 8 111
Sanoma OYJ 820 6,436
Scanfil OYJ 32 275
Siili Solutions OYJ 8 53
*SRV Group OYJ 16 85
Stora Enso OYJ, Class R 4,082 45,291
Taaleri PLC 222 1,899
Talenom OYJ 236 929

Dimensional International Vector Equity ETF
continued
Shares Value †
FINLAND — (Continued)
ΩTerveystalo OYJ 1,082 $ 11,711
TietoEVRY OYJ 1,024 19,010
Tokmanni Group Corp. 928 10,558
UPM-Kymmene OYJ 92 2,690
Vaisala OYJ, Class A 162 7,853
Valmet OYJ 1,034 26,391
Viking Line Abp 16 351
*YIT OYJ 304 859
TOTAL FINLAND 794,446
FRANCE — (7.3%)
Aeroports de Paris SA 98 11,576
Air Liquide SA 28 5,005
AKWEL SADIR 28 283
*Alstom SA 2,160 47,041
Alten SA 226 19,064
ΩAmundi SA 252 18,193
Arkema SA 530 46,233
#Assystem SA 60 2,482
AXA SA 732 27,433
*Axway Software SA 24 724
*Bastide le Confort Medical 8 156
#Beneteau SACA 108 1,179
BNP Paribas SA 656 44,690
Bollore SE 1,432 8,916
Bonduelle SCA 148 1,077
Bouygues SA 1,392 44,475
Bureau Veritas SA 1,234 38,905
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 218
Carrefour SA 3,066 48,381
Catana Group 44 212
CBo Territoria 48 187
*Cegedim SA 24 304
Cie de Saint-Gobain SA 1,162 104,681
Cie des Alpes 108 1,761
Cie Generale des
Etablissements Michelin SCA 3,734 125,870
*Claranova SE 16 25
#*Clariane SE 910 2,035
Coface SA 1,316 21,173
Credit Agricole SA 770 11,774
Danone SA 484 34,522
Derichebourg SA 2,996 16,914
Eiffage SA 588 54,554
*Ekinops SAS 32 137
Ω*Elior Group SA 1,366 6,225
Elis SA 2,084 47,060
Engie SA 3,976 66,539
#Equasens 36 1,897
Eramet SA 84 4,929
Esso SA Francaise 36 4,041
Etablissements Maurel et
Prom SA 450 2,345
#*Euroapi SA 454 1,761
Eurofins Scientific SE 464 22,759
ΩEuronext NV 32 3,523
Shares Value †
FRANCE — (Continued)
#*Eutelsat Communications
SACA 2,392 $ 9,977
*FIGEAC-AERO 4 25
Fnac Darty SA 32 893
Forvia SE 2,726 25,676
Gaztransport Et Technigaz SA 216 31,282
Getlink SE 898 15,194
GL Events SACA 126 2,632
Groupe Crit SA 8 634
Groupe SFPI 36 81
Guerbet 132 4,550
Hermes International SCA 36 81,059
*ID Logistics Group SACA 36 16,005
Imerys SA 472 15,209
#Infotel SA 12 554
Ipsen SA 198 24,054
IPSOS SA 532 26,036
#Jacquet Metals SACA 28 482
*JCDecaux SE 684 12,869
Kaufman & Broad SA 122 4,497
Kering SA 284 70,560
*La Francaise De L'energie
SACA 4 112
ΩLa Francaise des Jeux
SAEM 626 26,614
Laurent-Perrier 4 436
Legrand SA 1,078 121,246
Linedata Services 4 351
LISI SA 250 6,052
LNA Sante SA 16 420
*Lumibird 12 91
LVMH Moet Hennessy Louis
Vuitton SE 396 262,163
Ω#Maisons du Monde SA 112 486
Manitou BF SA 32 602
Mersen SA 380 8,787
Metropole Television SA 84 1,054
Nexans SA 176 24,362
*Nexity SA 340 5,260
NRJ Group 60 487
Opmobility 974 9,496
Orange SA 14,384 157,643
#*OVH Groupe SAS 294 2,783
*Pierre Et Vacances SA 68 105
*Pluxee NV 256 5,328
Publicis Groupe SA 446 47,316
Quadient SA 334 5,831
Renault SA 818 37,210
Rexel SA 2,598 71,020
Rubis SCA 290 7,078
Safran SA 348 78,508
Sanofi SA 64 6,747
Savencia SA 16 879
Schneider Electric SE 20 5,150
SCOR SE 1,328 28,474
SEB SA 234 24,489
Seche Environnement SACA 22 2,176
SES SA 5,106 20,333

Dimensional International Vector Equity ETF
continued
Shares Value †
FRANCE — (Continued)
Ω*SMCP SA 80 $ 239
Societe BIC SA 256 18,649
Societe Generale SA 1,304 37,353
*Societe LDC SADIR 8 583
Sodexo SA 280 24,258
Sopra Steria Group 144 27,483
SPIE SA 998 35,950
Stef SA 12 1,790
STMicroelectronics NV,
Sponsored NVDR 2,208 59,925
*Synergie SE 20 662
Technip Energies NV 1,344 33,326
Teleperformance SE 444 46,708
Television Francaise 1 SA 644 5,310
Thales SA 226 36,349
TotalEnergies SE 8,370 521,586
Trigano SA 154 20,899
*Ubisoft Entertainment SA 1,366 20,221
Valeo SE 3,276 31,639
*Vallourec SACA 1,146 18,725
Veolia Environnement SA 666 21,091
ΩVerallia SA 576 16,496
Vicat SACA 272 10,055
VIEL & Cie SA 52 607
Vinci SA 686 76,486
*Viridien 132 5,492
Vivendi SE 2,754 29,283
#*Voltalia SA, Registered 376 3,466
Ω*Worldline SA 1,926 13,424
Ω*X-Fab Silicon Foundries SE 862 4,091
TOTAL FRANCE 3,334,763
GERMANY — (7.3%)
1&1 AG 510 7,165
7C Solarparken AG 866 1,878
#Adesso SE 8 583
adidas AG 461 109,806
All for One Group SE 4 221
Allgeier SE 16 245
Allianz SE, Registered 12 3,770
AlzChem Group AG 54 3,060
Amadeus Fire AG 54 4,602
Atoss Software SE 86 11,316
ΩAumann AG 20 218
#Aurubis AG 310 24,282
BASF SE 4,766 231,002
Bayer AG, Registered 7,058 189,991
Bayerische Motoren Werke AG 730 57,315
#*BayWa AG 40 439
Bechtle AG 626 21,313
ΩBefesa SA 458 10,621
Bertrandt AG 12 232
Bijou Brigitte AG 74 2,812
*Borussia Dortmund GmbH &
Co. KGaA 1,218 4,509
#*BRANICKS Group AG 20 55
Brenntag SE 864 56,130
ΩBrockhaus Technologies AG 12 339
CANCOM SE 332 8,852
Shares Value †
GERMANY — (Continued)
*CECONOMY AG 1,620 $ 5,206
CENIT AG 16 165
Cewe Stiftung & Co KGaA 72 7,723
Commerzbank AG 672 11,914
CompuGroup Medical SE &
Co KgaA 354 5,231
Continental AG 694 43,142
Ω*Covestro AG 730 46,125
CTS Eventim AG & Co. KGaA 392 41,047
Daimler Truck Holding AG 2,758 113,810
Dermapharm Holding SE 212 7,181
#Deutsche Bank AG,
Registered Sponsored 3,716 62,949
Deutsche Boerse AG 496 115,073
Deutsche Post AG 3,016 120,920
Deutsche Telekom AG 9,104 274,965
Deutsche Wohnen SE 86 2,185
Deutz AG 2,382 10,551
*Dr. Hoenle AG 12 121
Duerr AG 952 22,035
ΩDWS Group GmbH & Co.
KGaA 360 15,383
E.ON SE 6,696 90,251
Eckert & Ziegler SE 140 5,961
EDAG Engineering Group AG 68 591
Elmos Semiconductor SE 90 5,364
ElringKlinger AG 448 1,994
Energiekontor AG 110 5,852
Evonik Industries AG 1,048 23,017
#*Evotec SE 1,850 14,240
Fabasoft AG 12 195
Fielmann Group AG 158 7,916
flatexDEGIRO AG 654 9,585
*Fraport AG Frankfurt Airport
Services Worldwide 378 20,396
Freenet AG 1,060 31,416
Fresenius Medical Care AG 798 31,110
*Fresenius SE & Co. KGaA 758 27,584
FUCHS SE 182 6,511
GEA Group AG 1,158 56,925
Gerresheimer AG 296 24,905
#Gesco SE 24 365
GFT Technologies SE 256 5,628
*Grand City Properties SA 272 3,591
H&R GmbH & Co. KGaA 28 112
ΩHapag-Lloyd AG 54 9,485
Hawesko Holding SE 8 206
Heidelberg Materials AG 654 71,853
*Heidelberger Druckmaschinen
AG 816 849
Hella GmbH & Co. KGaA 54 5,089
#*HelloFresh SE 2,530 27,810
Henkel AG & Co. KGaA 210 16,347
HOCHTIEF AG 76 9,274
*HomeToGo SE 60 147
Hornbach Holding AG & Co.
KGaA 162 14,140
HUGO BOSS AG 864 39,471
Indus Holding AG 316 7,016

Dimensional International Vector Equity ETF
continued
Shares Value †
GERMANY — (Continued)
Infineon Technologies AG 3,394 $ 106,948
Init Innovation in Traffic
Systems SE 16 662
ΩInstone Real Estate Group
SE 300 2,671
IVU Traffic Technologies AG 90 1,265
Jenoptik AG 696 16,246
ΩJOST Werke SE 198 9,308
K+S AG, Registered 2,110 25,530
KION Group AG 858 33,198
Kloeckner & Co. SE 92 469
#Knaus Tabbert AG 166 4,064
Knorr-Bremse AG 374 30,696
*Koenig & Bauer AG 32 305
Kontron AG 480 8,061
Krones AG 144 18,697
KWS Saat SE & Co. KGaA 168 11,563
LANXESS AG 932 26,894
*LEG Immobilien SE 194 18,285
*Medios AG 36 589
Mercedes-Benz Group AG 1,556 94,092
METRO AG 1,438 6,736
MLP SE 572 3,713
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 172 87,801
*Multitude PLC 20 106
#Mutares SE & Co. KGaA 216 5,769
#*Nagarro SE 12 1,167
Nemetschek SE 270 29,151
*Nordex SE 658 9,322
Norma Group SE 426 5,901
*Pentixapharm Holding AG 140 540
ProCredit Holding AG 286 2,515
ProSiebenSat.1 Media SE 1,660 10,182
Puma SE 1,014 45,993
*PVA TePla AG 548 6,901
PWO AG 12 365
*q.beyond AG 268 221
*R Stahl AG 8 154
Rational AG 18 17,587
Rheinmetall AG 144 73,977
RTL Group SA 254 8,066
RWE AG 1,076 34,776
#Salzgitter AG 48 731
Secunet Security Networks AG 4 466
#*SGL Carbon SE 112 570
Siemens AG, Registered 264 51,131
ΩSiemens Healthineers AG 276 14,374
Siltronic AG 250 14,140
Sixt SE 154 12,138
#SMA Solar Technology AG 252 4,385
#*SNP Schneider-Neureither &
Partner SE 18 1,040
Stabilus SE 436 17,206
Stroeer SE & Co. KGaA 184 10,887
Suedzucker AG 1,044 12,502
*Surteco Group SE 4 79
Shares Value †
GERMANY — (Continued)
SUSS MicroTec SE 28 $ 1,672
Symrise AG 87 10,446
*TAG Immobilien AG 562 9,317
Takkt AG 76 741
Talanx AG 330 25,419
Ω*TeamViewer SE 1,658 23,913
Technotrans SE 16 280
thyssenkrupp AG 6,940 24,133
*TUI AG 2,514 20,863
United Internet AG 878 17,882
Verbio SE 290 4,439
Volkswagen AG 70 6,954
*Vonovia SE 544 17,812
Vossloh AG 140 6,764
Wacker Chemie AG 140 11,755
Wacker Neuson SE 818 12,575
Washtec AG 24 1,024
Wuestenrot &
Wuerttembergische AG 378 4,900
TOTAL GERMANY 3,332,702
HONG KONG — (1.5%)
AIA Group, Ltd. 13,200 104,335
*Bank of East Asia, Ltd. (The) 8,000 9,930
BOC Hong Kong Holdings, Ltd. 8,000 26,137
Bright Smart Securities &
Commodities Group, Ltd. 30,000 8,644
ΩBudweiser Brewing Co.
APAC, Ltd. 300 313
Cathay Pacific Airways, Ltd. 2,000 2,084
*China Energy Development
Holdings, Ltd. 22,000 181
*Chinese Estates Holdings,
Ltd. 1,500 243
Chow Sang Sang Holdings
International, Ltd. 1,000 823
CITIC Telecom International
Holdings, Ltd. 90,000 25,816
CK Asset Holdings, Ltd. 7,500 30,726
CK Hutchison Holdings, Ltd. 500 2,630
*C-Mer Medical Holdings, Ltd. 2,000 589
ΩCrystal International Group,
Ltd. 1,500 824
Dah Sing Banking Group, Ltd. 6,800 6,403
Dah Sing Financial Holdings,
Ltd. 400 1,307
#EC Healthcare 4,000 391
Emperor Watch & Jewellery,
Ltd. 10,000 225
*Far East Consortium
International, Ltd. 4,000 597
First Pacific Co., Ltd. 34,000 19,111
Ω*FIT Hon Teng, Ltd. 18,000 6,135
Ω*Fosun Tourism Group 6,800 3,158
Galaxy Entertainment Group,
Ltd. 1,000 4,444
Giordano International, Ltd. 6,000 1,320
Great Eagle Holdings, Ltd. 1,000 1,474
Guotai Junan International
Holdings, Ltd. 80,000 11,834

Dimensional International Vector Equity ETF
continued
Shares Value †
HONG KONG — (Continued)
Hang Lung Group, Ltd. 1,000 $ 1,309
*Hang Lung Properties, Ltd. 31,000 26,078
Hang Seng Bank, Ltd. 200 2,446
HK Electric Investments & HK
Electric Investments, Ltd. 22,500 15,223
*HKR International, Ltd. 800 103
HKT Trust & HKT, Ltd. 18,000 22,366
Hong Kong & China Gas Co.,
Ltd. 26,000 20,166
Hong Kong Exchanges &
Clearing, Ltd. 1,600 63,964
*Hong Kong Technology
Venture Co., Ltd. 1,000 187
*Hongkong & Shanghai Hotels,
Ltd. (The) 1,500 1,061
ΩHonma Golf, Ltd. 500 230
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 32,000 3,910
ΩImpro Precision Industries,
Ltd. 1,000 293
Johnson Electric Holdings, Ltd. 1,500 2,273
Kerry Logistics Network, Ltd. 1,000 938
Kerry Properties, Ltd. 1,000 2,115
Kowloon Development Co.,
Ltd. 1,000 505
Man Wah Holdings, Ltd. 20,800 15,089
MGM China Holdings, Ltd. 800 1,037
Modern Dental Group, Ltd. 1,000 482
*Mongolian Mining Corp. 3,000 3,400
*NagaCorp., Ltd. 4,000 1,641
#New World Development
Co., Ltd. 16,000 16,094
Oriental Watch Holdings 2,000 888
Pacific Basin Shipping, Ltd. 42,000 11,561
Pacific Textiles Holdings, Ltd. 1,000 207
PAX Global Technology, Ltd. 2,000 1,327
PCCW, Ltd. 48,000 26,363
Perfect Medical Health
Management, Ltd. 3,000 996
Pico Far East Holdings, Ltd. 2,000 473
PRADA SpA 300 2,298
Sa Sa International Holdings,
Ltd. 6,000 525
*Sands China, Ltd. 400 1,020
Shangri-La Asia, Ltd. 2,000 1,438
*Shun Tak Holdings, Ltd. 4,000 345
SITC International Holdings
Co., Ltd. 2,000 5,660
SmarTone
Telecommunications Holdings,
Ltd. 500 272
*Solomon Systech
International, Ltd. 8,000 587
Stella International Holdings,
Ltd. 8,000 15,003
*SUNeVision Holdings, Ltd. 3,000 1,501
Swire Pacific, Ltd., Class A 500 4,203
Swire Properties, Ltd. 2,800 5,705
Techtronic Industries Co., Ltd. 500 7,216
Shares Value †
HONG KONG — (Continued)
*Television Broadcasts, Ltd. 7,100 $ 2,968
Texhong International Group,
Ltd. 8,000 4,342
Theme International Holdings,
Ltd. 10,000 502
*Tongda Group Holdings, Ltd. 10,000 121
Town Health International
Medical Group, Ltd. 6,000 192
*Transport International
Holdings, Ltd. 800 860
United Laboratories
International Holdings, Ltd.
(The) 2,000 2,717
Value Partners Group, Ltd. 19,000 4,423
Vesync Co., Ltd. 1,000 509
Vitasoy International Holdings,
Ltd. 2,000 2,266
Viva Goods Company, Ltd. 8,000 628
VSTECS Holdings, Ltd. 30,000 17,365
VTech Holdings, Ltd. 200 1,487
ΩWH Group, Ltd. 38,500 30,010
Wynn Macau, Ltd. 12,400 9,793
*Xinyi Glass Holdings, Ltd. 17,000 19,286
Yue Yuen Industrial Holdings,
Ltd. 8,500 17,887
TOTAL HONG KONG 673,528
IRELAND — (0.4%)
AIB Group PLC 9,134 48,530
Bank of Ireland Group PLC 5,898 54,183
Dalata Hotel Group PLC 2,584 12,007
FBD Holdings PLC 200 2,736
Glanbia PLC 1,846 30,562
Irish Continental Group PLC 984 5,448
Kingspan Group PLC 536 46,931
*Permanent TSB Group
Holdings PLC 332 523
TOTAL IRELAND 200,920
ISRAEL — (0.6%)
*Abra Information
Technologies, Ltd. 176 146
*Airport City, Ltd. 16 244
Amos Luzon Development and
Energy Group, Ltd. 268 191
Amot Investments, Ltd. 40 195
Arad, Ltd. 28 385
*Argo Properties NV 16 408
Ashdod Refinery, Ltd. 24 384
Automatic Bank Services, Ltd. 44 212
Bank Hapoalim BM 2,644 27,607
Bank Leumi Le-Israel BM 2,688 27,369
*Bet Shemesh Engines
Holdings 1997, Ltd. 96 7,594
Bezeq The Israeli
Telecommunication Corp., Ltd. 5,938 7,618
Blue Square Real Estate, Ltd. 4 321
Carasso Motors, Ltd. 108 596
*Cellcom Israel, Ltd. 2,222 10,507

Dimensional International Vector Equity ETF
continued
Shares Value †
ISRAEL — (Continued)
*Clal Insurance Enterprises
Holdings, Ltd. 634 $ 12,152
Danel Adir Yeoshua, Ltd. 8 802
Delek Group, Ltd. 72 8,503
Delta Galil, Ltd. 16 714
Delta Israel Brands, Ltd. 8 135
Diplomat Holdings, Ltd. 24 224
*El Al Israel Airlines 252 489
Electra Real Estate, Ltd. 24 257
Electra, Ltd. 18 8,205
*Equital, Ltd. 36 1,302
*Fattal Holdings 1998, Ltd. 50 6,310
First International Bank of
Israel, Ltd. (The) 366 16,270
FMS Enterprises Migun, Ltd. 4 147
Fox Wizel, Ltd. 100 7,338
*Gilat Satellite Networks, Ltd. 88 457
*Hagag Group Real Estate
Development 60 286
*Hamat Group, Ltd. 32 111
Harel Insurance Investments &
Financial Services, Ltd. 558 5,816
ICL Group, Ltd. 100 413
IDI Insurance Co., Ltd. 24 818
Ilex Medical, Ltd. 12 206
Inrom Construction Industries,
Ltd. 352 1,261
*Intercure, Ltd. 44 78
Israel Discount Bank, Ltd.,
Class A 528 3,109
*Israel Land Development Co.,
Ltd. (The) 40 356
Isras Investment Co., Ltd. 4 851
Issta, Ltd. 28 637
M Yochananof & Sons, Ltd. 4 238
Magic Software Enterprises,
Ltd. 64 717
*Malam - Team, Ltd. 16 280
Matrix IT, Ltd. 20 401
Max Stock, Ltd. 156 412
Maytronics, Ltd. 100 251
Mediterranean Towers, Ltd. 224 479
Mega Or Holdings, Ltd. 12 337
Meitav Investment House, Ltd. 92 491
Menora Mivtachim Holdings,
Ltd. 32 996
*Meshek Energy Renewable
Energies, Ltd. 508 300
Meshulam Levinstein
Contracting & Engineering,
Ltd. 4 325
Migdal Insurance & Financial
Holdings, Ltd. 612 996
Mivne Real Estate KD, Ltd. 112 306
Mizrahi Tefahot Bank, Ltd. 254 10,497
*Naphtha Israel Petroleum
Corp., Ltd. 36 212
Next Vision Stabilized
Systems, Ltd. 594 6,758
Shares Value †
ISRAEL — (Continued)
Novolog, Ltd. 700 $ 283
Oil Refineries, Ltd. 52,026 13,268
One Software Technologies,
Ltd. 64 946
Palram Industries 1990, Ltd. 32 602
*Partner Communications Co.,
Ltd. 324 1,377
Paz Retail and Energy, Ltd. 104 11,760
*Perion Network, Ltd. 76 618
Phoenix Financial, Ltd. 164 1,901
Qualitau, Ltd. 8 329
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 82 4,954
*Rani Zim Shopping Centers,
Ltd. 160 131
Retailors, Ltd. 24 432
*Scope Metals Group, Ltd. 20 620
Shufersal, Ltd. 874 7,750
ΩTamar Petroleum, Ltd. 128 757
Telsys, Ltd. 8 387
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 1,862 34,335
Tiv Taam Holdings 1, Ltd. 152 252
*Veridis Environment, Ltd. 64 418
Victory Supermarket Chain,
Ltd. 16 210
YD More Investments, Ltd. 48 140
TOTAL ISRAEL 266,490
ITALY — (2.5%)
A2A SpA 14,724 33,569
ACEA SpA 324 6,127
Amplifon SpA 730 20,368
Ariston Holding NV 120 504
Arnoldo Mondadori Editore
SpA 1,894 5,017
Ascopiave SpA 674 2,071
Azimut Holding SpA 738 18,235
B&C Speakers SpA 4 76
Banca Generali SpA 360 15,923
Banca IFIS SpA 572 13,674
Banca Mediolanum SpA 1,290 15,937
Banca Monte dei Paschi di
Siena SpA 7,672 41,912
Banca Popolare di Sondrio
SPA 3,418 25,474
#Banca Profilo SpA 676 141
ΩBanca Sistema SpA 112 184
Banco BPM SpA 15,149 101,902
Banco di Desio e della Brianza
SpA 120 696
BasicNet SpA 40 228
Biesse SpA 20 169
BPER Banca SPA 8,936 54,327
Brunello Cucinelli SpA 220 21,687
Cairo Communication SpA 876 2,088
Cementir Holding NV 548 5,676
*CIR SpA-Compagnie
Industriali 8,686 5,460

Dimensional International Vector Equity ETF
continued
Shares Value †
ITALY — (Continued)
Credito Emiliano SpA 874 $ 9,432
d'Amico International Shipping
SA 728 3,905
Danieli & C Officine
Meccaniche SpA 1,028 20,736
Datalogic SpA 36 232
#Digital Value SpA 4 48
Ω#*doValue SpA 27 149
Emak SpA 184 194
Enel SpA 14,878 112,581
Eni SpA 4,278 65,077
*Esprinet SpA 584 3,601
Ferrari NV, ADR 118 56,154
Fiera Milano SpA 60 270
Fila SpA 80 862
*Fincantieri SpA 286 1,589
FinecoBank Banca Fineco SpA 1,858 29,622
FNM SpA 460 209
#*Geox SpA 112 64
Hera SpA 4,912 18,771
Illimity Bank SpA 108 436
IMMSI SpA 520 294
Intesa Sanpaolo SpA 8,406 35,929
Iren SpA 1,616 3,496
Italgas SpA 1,172 7,157
Italian Sea Group SPA (The) 28 245
Italmobiliare SpA 40 1,201
Iveco Group NV 2,728 28,349
#*Juventus Football Club SpA 572 1,522
Maire SpA 1,460 11,008
MFE-MediaForEurope NV,
Class A 3,478 11,380
Ω*Nexi SpA 4,124 25,977
Orsero SpA 24 308
ΩOVS SpA 3,152 9,657
Pharmanutra SpA 36 2,138
Piaggio & C SpA 2,428 5,836
ΩPirelli & C SpA 3,046 16,620
ΩPoste Italiane SpA 1,378 19,358
Prysmian SpA 292 20,549
ΩRAI Way SpA 838 4,795
Rizzoli Corriere Della Sera
Mediagroup SpA 432 372
*Saipem SpA 8,110 19,229
Sanlorenzo SpA 154 5,785
#Sogefi SpA 1,426 3,009
Stellantis NV 4,340 59,111
*Telecom Italia SpA 34,584 8,737
Tenaris SA, Sponsored ADR 358 11,771
Terna - Rete Elettrica
Nazionale 1,230 10,635
*TREVI - Finanziaria
Industriale SpA 584 176
TXT e-solutions SpA 42 1,331
UniCredit SpA 1,412 62,360
Unipol Gruppo SpA 1,490 18,489
Webuild SpA 5,016 14,213
Wiit SpA 90 2,013
Shares Value †
ITALY — (Continued)
Zignago Vetro SpA 294 $ 3,351
TOTAL ITALY 1,141,778
JAPAN — (23.7%)
77 Bank, Ltd. (The) 100 2,606
#A&D HOLON Holdings Co.,
Ltd. 1,600 23,455
AD Works Group Co., Ltd. 200 261
ADEKA Corp. 3,000 54,909
Advan Group Co., Ltd. 100 619
Advantest Corp. 1,500 90,084
Aeon Co., Ltd. 3,100 76,114
Aeon Hokkaido Corp. 200 1,180
AGC, Inc. 200 6,174
#Ahresty Corp. 200 729
Aica Kogyo Co., Ltd. 1,500 32,595
Aichi Financial Group, Inc. 1,500 22,649
Aida Engineering, Ltd. 1,600 8,361
Air Water, Inc. 1,700 21,545
Airport Facilities Co., Ltd. 100 382
Aisan Industry Co., Ltd. 1,500 13,471
Aisin Corp. 300 3,156
*Akebono Brake Industry Co.,
Ltd. 600 477
Alconix Corp. 100 903
Alps Alpine Co., Ltd. 1,900 18,972
Amada Co., Ltd. 1,800 17,926
Amano Corp. 100 2,915
Anest Iwata Corp. 200 1,859
*AnGes, Inc. 10,300 3,381
Anicom Holdings, Inc. 1,500 6,657
AOKI Holdings, Inc. 1,500 11,728
Aoyama Trading Co., Ltd. 1,600 13,834
Aoyama Zaisan Networks Co.,
Ltd. 100 880
#Aozora Bank, Ltd. 1,400 24,287
Arata Corp. 100 2,262
ARCLANDS Corp. 3,000 32,930
Arcs Co., Ltd. 100 1,666
Artience Co., Ltd. 100 2,422
Asahi Group Holdings, Ltd. 2,600 31,398
Asahi Kasei Corp. 5,500 38,255
Asia Pile Holdings Corp. 200 1,056
Asics Corp. 4,600 81,959
ASKUL Corp. 100 1,266
Astena Holdings Co., Ltd. 300 1,006
Autobacs Seven Co., Ltd. 100 932
Awa Bank, Ltd. (The) 100 1,612
Axial Retailing, Inc. 300 1,757
AZ-COM MARUWA Holdings,
Inc. 1,600 10,914
Bando Chemical Industries,
Ltd. 200 2,392
Bank of the Ryukyus, Ltd. 200 1,317
BayCurrent, Inc. 100 3,265
Bell System24 Holdings, Inc. 1,500 13,067
Belluna Co., Ltd. 3,100 14,531
Bic Camera, Inc. 100 1,121
BIPROGY, Inc. 100 3,183

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Bridgestone Corp. 200 $ 7,204
Brother Industries, Ltd. 1,800 35,580
Bunka Shutter Co., Ltd. 1,700 20,714
Calbee, Inc. 100 2,238
Canon Electronics, Inc. 100 1,594
Capcom Co., Ltd. 1,500 30,153
Carlit Co., Ltd. 100 844
Celsys, Inc. 1,600 12,783
Central Glass Co., Ltd. 100 2,298
Central Japan Railway Co. 100 2,093
Chiba Bank, Ltd. (The) 1,700 12,611
Chiba Kogyo Bank, Ltd. (The) 200 1,488
Chubu Electric Power Co., Inc. 100 1,152
Chubu Shiryo Co., Ltd. 100 922
Chugai Pharmaceutical Co.,
Ltd. 1,600 77,098
Chugin Financial Group, Inc. 1,700 16,372
Chugoku Marine Paints, Ltd. 200 2,906
Citizen Watch Co., Ltd. 1,900 11,438
CKD Corp. 100 1,740
CMK Corp. 3,000 8,094
Coca-Cola Bottlers Japan
Holdings, Inc. 100 1,285
COMSYS Holdings Corp. 100 2,110
Concordia Financial Group,
Ltd. 2,000 10,061
Cosel Co., Ltd. 100 811
Cosmo Energy Holdings Co.,
Ltd. 200 9,973
*Cover Corp. 1,500 18,887
Create Restaurants Holdings,
Inc. 100 799
Cresco, Ltd. 300 2,436
CTS Co., Ltd. 100 598
Dai Nippon Toryo Co., Ltd. 100 674
Daicel Corp. 6,100 54,543
Daido Metal Co., Ltd. 200 654
Daido Steel Co., Ltd. 3,100 24,238
Daifuku Co., Ltd. 1,600 30,787
#Daihatsu Diesel
Manufacturing Co., Ltd. 100 874
Daiichi Jitsugyo Co., Ltd. 100 1,586
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 100 518
Dai-ichi Life Holdings, Inc. 1,600 40,587
Daiichikosho Co., Ltd. 100 1,257
Daiki Aluminium Industry Co.,
Ltd. 1,600 11,691
Daikin Industries, Ltd. 100 12,244
Daikyonishikawa Corp. 300 1,260
Daio Paper Corp. 200 1,138
Daiseki Co., Ltd. 1,600 41,123
Daishi Hokuetsu Financial
Group, Inc. 200 3,216
Daishinku Corp. 200 797
Daito Trust Construction Co.,
Ltd. 200 22,163
Daiwa House Industry Co., Ltd. 1,800 54,015
Daiwabo Holdings Co., Ltd. 100 1,819
Shares Value †
JAPAN — (Continued)
DCM Holdings Co., Ltd. 200 $ 1,882
Dear Life Co., Ltd. 100 555
Denka Co., Ltd. 100 1,421
Denso Corp. 1,600 23,287
Dexerials Corp. 4,500 70,650
DIC Corp. 200 4,389
DMG Mori Co., Ltd. 100 1,944
Dowa Holdings Co., Ltd. 100 3,449
DTS Corp. 100 2,610
DyDo Group Holdings, Inc. 100 2,009
Eagle Industry Co., Ltd. 100 1,339
East Japan Railway Co. 100 2,015
Ebara Corp. 1,900 29,319
EDION Corp. 100 1,159
Ehime Bank, Ltd. (The) 100 683
#Elan Corp. 300 1,721
Elecom Co., Ltd. 100 950
Electric Power Development
Co., Ltd. 100 1,676
Elematec Corp. 100 1,572
ENEOS Holdings, Inc. 16,600 84,610
ES-Con Japan, Ltd. 200 1,299
Exedy Corp. 100 2,774
EXEO Group, Inc. 6,100 62,812
Fast Retailing Co., Ltd. 100 32,509
Feed One Co., Ltd. 300 1,676
Ferrotec Holdings Corp. 3,000 51,088
Financial Partners Group Co.,
Ltd. 100 1,559
Fintech Global, Inc. 500 259
First Bank of Toyama, Ltd.
(The) 3,000 22,058
Food & Life Cos., Ltd. 1,600 31,921
Foster Electric Co., Ltd. 100 1,146
FP Corp. 100 1,752
France Bed Holdings Co., Ltd. 100 830
Freebit Co., Ltd. 100 839
Fuji Corp. 1,400 20,951
Fuji Electric Co., Ltd. 100 5,219
Fuji Oil Co., Ltd. 3,000 6,637
Fuji Oil Holdings, Inc. 100 2,163
Fuji Seal International, Inc. 100 1,715
FUJIFILM Holdings Corp. 200 4,830
Fujikura Composites, Inc. 100 798
Fujikura, Ltd. 1,700 63,971
Fujitsu, Ltd. 4,400 85,588
Fukuoka Financial Group, Inc. 100 2,316
FULLCAST Holdings Co., Ltd. 100 1,020
Funai Soken Holdings, Inc. 1,500 24,047
Furukawa Co., Ltd. 200 2,193
Furukawa Electric Co., Ltd. 1,500 37,804
Furuno Electric Co., Ltd. 100 1,641
Furyu Corp. 100 727
Futaba Industrial Co., Ltd. 200 868
Future Corp. 100 1,288
Gakken Holdings Co., Ltd. 100 655
Genki Global Dining Concepts
Corp. 100 2,623

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Genky DrugStores Co., Ltd. 100 $ 2,042
Geo Holdings Corp. 100 1,010
GLOBERIDE, Inc. 100 1,306
Glory, Ltd. 100 1,641
#GMO Financial Holdings, Inc. 3,000 12,624
*GNI Group, Ltd. 1,500 30,428
GS Yuasa Corp. 100 1,798
G-Tekt Corp. 100 1,039
Gunma Bank, Ltd. (The) 3,300 18,820
H.U. Group Holdings, Inc. 100 1,727
H2O Retailing Corp. 100 1,354
Hachijuni Bank, Ltd. (The) 3,200 17,789
Hakuhodo DY Holdings, Inc. 200 1,597
Halows Co., Ltd. 100 2,807
Hamakyorex Co., Ltd. 400 3,277
Hamamatsu Photonics KK 3,000 40,128
Hankyu Hanshin Holdings, Inc. 100 2,730
Hanwa Co., Ltd. 100 3,355
Happinet Corp. 100 2,692
Haseko Corp. 1,800 21,891
Hazama Ando Corp. 4,500 33,383
Heiwa Corp. 100 1,369
Hiday Hidaka Corp. 1,600 28,833
*Hino Motors, Ltd. 6,100 15,153
Hirogin Holdings, Inc. 3,300 24,437
#HIS Co., Ltd. 100 1,150
Hitachi Construction Machinery
Co., Ltd. 200 4,405
Hitachi, Ltd. 6,400 164,869
Hokkaido Electric Power Co.,
Inc. 100 649
Hokko Chemical Industry Co.,
Ltd. 100 841
Hokuetsu Industries Co., Ltd. 100 1,245
Hokuhoku Financial Group,
Inc. 1,700 18,030
Hokuriku Electric Power Co. 100 697
Honda Motor Co., Ltd. 4,100 41,922
H-One Co., Ltd. 200 1,230
Honeys Holdings Co., Ltd. 100 1,108
Hoosiers Holdings Co., Ltd. 400 2,671
Horiba, Ltd. 100 6,288
House Foods Group, Inc. 1,100 21,476
Hoya Corp. 100 13,606
Hulic Co., Ltd. 3,200 29,852
Hyakugo Bank, Ltd. (The) 3,200 11,680
Hyakujushi Bank, Ltd. (The) 1,500 25,180
Ibiden Co., Ltd. 1,400 45,669
Ichigo, Inc. 2,800 7,426
Ichinen Holdings Co., Ltd. 100 1,200
Ichiyoshi Securities Co., Ltd. 100 508
Idec Corp. 200 3,260
Idemitsu Kosan Co., Ltd. 7,000 48,114
IDOM, Inc. 4,600 32,162
Iida Group Holdings Co., Ltd. 100 1,459
Iino Kaiun Kaisha, Ltd. 100 740
IMAGICA GROUP, Inc. 100 355
Inaba Denki Sangyo Co., Ltd. 100 2,531
Shares Value †
JAPAN — (Continued)
Inabata & Co., Ltd. 100 $ 2,140
INFRONEER Holdings, Inc. 3,300 24,925
Inpex Corp. 8,400 111,035
Insource Co., Ltd. 200 1,275
Internet Initiative Japan, Inc. 100 1,931
Iriso Electronics Co., Ltd. 100 1,794
Isetan Mitsukoshi Holdings,
Ltd. 100 1,524
Ishihara Sangyo Kaisha, Ltd. 100 971
*Istyle, Inc. 200 578
Isuzu Motors, Ltd. 5,200 68,156
Ito En, Ltd. 100 2,198
ITOCHU Corp. 200 10,048
Itochu Enex Co., Ltd. 100 1,054
Itoki Corp. 100 966
IwaiCosmo Holdings, Inc. 100 1,375
Iwatani Corp. 400 5,289
Iyogin Holdings, Inc. 200 1,929
Izumi Co., Ltd. 1,500 31,827
J Front Retailing Co., Ltd. 4,400 47,531
J Trust Co., Ltd. 300 894
JAC Recruitment Co., Ltd. 400 1,933
JALCO Holdings, Inc. 1,500 3,565
Japan Airlines Co., Ltd. 200 3,224
Japan Airport Terminal Co.,
Ltd. 100 3,692
Japan Cash Machine Co., Ltd. 100 603
#*Japan Communications, Inc. 700 657
Japan Elevator Service
Holdings Co., Ltd. 100 1,935
Japan Exchange Group, Inc. 3,600 42,895
Japan Lifeline Co., Ltd. 1,600 12,647
Japan Post Holdings Co., Ltd. 3,000 27,917
Japan Post Insurance Co., Ltd. 100 1,665
Japan Tobacco, Inc. 1,600 44,967
Japan Transcity Corp. 200 1,217
Japan Wool Textile Co., Ltd.
(The) 300 2,505
JCR Pharmaceuticals Co., Ltd. 2,800 12,665
JDC Corp. 3,000 10,202
Jeol, Ltd. 1,500 57,272
JFE Holdings, Inc. 3,300 40,079
JINUSHI Co., Ltd. 1,600 22,237
JMS Co., Ltd. 200 617
Joshin Denki Co., Ltd. 100 1,689
JP-Holdings, Inc. 4,700 22,370
JTEKT Corp. 200 1,373
Juki Corp. 1,500 3,939
JVCKenwood Corp. 4,700 37,288
Kagome Co., Ltd. 100 1,991
Kakaku.com, Inc. 100 1,548
Kamei Corp. 100 1,300
Kamigumi Co., Ltd. 100 2,097
Kanadevia Corp. 4,500 31,196
Kanamoto Co., Ltd. 100 1,822
Kandenko Co., Ltd. 100 1,474
Kaneka Corp. 100 2,473
Kanematsu Corp. 200 3,078

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Kansai Electric Power Co., Inc.
(The) 100 $ 1,612
Kansai Paint Co., Ltd. 1,500 24,618
Kanto Denka Kogyo Co., Ltd. 200 1,289
Katitas Co., Ltd. 100 1,279
Kato Sangyo Co., Ltd. 100 2,724
Kawasaki Heavy Industries,
Ltd. 100 3,905
KDDI Corp. 5,000 156,836
KeePer Technical Laboratory
Co., Ltd. 100 2,777
Keihan Holdings Co., Ltd. 2,900 54,345
Keikyu Corp. 100 784
Keiyo Bank, Ltd. (The) 400 1,815
KH Neochem Co., Ltd. 1,500 20,374
Kintetsu Group Holdings Co.,
Ltd. 100 2,333
Kirin Holdings Co., Ltd. 200 2,952
#Kitanotatsujin Corp. 1,400 1,461
Kitz Corp. 4,500 31,403
Kiyo Bank, Ltd. (The) 200 2,367
*KLab, Inc. 1,500 1,792
Koa Corp. 1,500 10,084
Koatsu Gas Kogyo Co., Ltd. 200 1,201
#Kobe Bussan Co., Ltd. 100 2,442
Kobe Steel, Ltd. 3,500 38,131
Kohnan Shoji Co., Ltd. 100 2,386
Koito Manufacturing Co., Ltd. 1,600 20,934
Komatsu, Ltd. 1,700 44,764
KOMEDA Holdings Co., Ltd. 1,500 28,449
Komeri Co., Ltd. 100 2,173
Konami Group Corp. 100 9,250
Kondotec, Inc. 100 838
Konica Minolta, Inc. 6,600 27,929
Konishi Co., Ltd. 1,900 16,540
Konoike Transport Co., Ltd. 100 1,648
Kosaido Holdings Co., Ltd. 3,000 10,517
Koshidaka Holdings Co., Ltd. 200 1,580
Kotobuki Spirits Co., Ltd. 3,100 42,127
KPP Group Holdings Co., Ltd. 3,100 13,432
Krosaki Harima Corp. 100 1,616
K's Holdings Corp. 2,800 26,828
Kubota Corp. 4,800 62,125
Kumagai Gumi Co., Ltd. 100 2,321
Kumiai Chemical Industry Co.,
Ltd. 3,300 17,656
Kuraray Co., Ltd. 500 6,872
Kureha Corp. 100 1,854
Kurita Water Industries, Ltd. 100 3,798
Kusuri no Aoki Holdings Co.,
Ltd. 1,500 31,295
KYB Corp. 100 3,164
Kyoei Steel, Ltd. 1,600 18,350
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 200 3,200
Kyorin Pharmaceutical Co.,
Ltd. 100 996
Kyoritsu Maintenance Co., Ltd. 100 1,618
Shares Value †
JAPAN — (Continued)
Kyosan Electric Manufacturing
Co., Ltd. 200 $ 713
Kyoto Financial Group, Inc. 200 2,977
Kyudenko Corp. 100 3,613
Kyushu Electric Power Co.,
Inc. 1,700 19,123
Kyushu Financial Group, Inc. 3,400 15,640
Kyushu Railway Co. 100 2,635
Lasertec Corp. 100 15,411
LEC, Inc. 200 1,734
Leopalace21 Corp. 3,100 11,336
Life Corp. 100 2,183
LIFULL Co., Ltd. 3,100 3,012
Link And Motivation, Inc. 100 370
Lintec Corp. 100 2,107
Lion Corp. 3,000 33,048
Lixil Corp. 1,800 21,223
M3, Inc. 1,700 17,695
Mabuchi Motor Co., Ltd. 200 2,883
Macnica Holdings, Inc. 300 3,501
Macromill, Inc. 1,500 8,026
Maeda Kosen Co., Ltd. 100 1,169
Mandom Corp. 1,600 13,214
Marubun Corp. 100 684
Maruha Nichiro Corp. 1,500 29,572
Marui Group Co., Ltd. 100 1,581
Matsui Securities Co., Ltd. 1,700 9,207
MatsukiyoCocokara & Co. 1,700 23,325
Maxell, Ltd. 3,000 36,987
Mazda Motor Corp. 5,100 37,080
McDonald's Holdings Co
Japan, Ltd. 100 4,241
Mebuki Financial Group, Inc. 9,500 36,042
Medipal Holdings Corp. 200 3,185
Megmilk Snow Brand Co., Ltd. 1,500 26,007
Meidensha Corp. 100 2,675
MEIJI Holdings Co., Ltd. 1,500 34,958
Meiko Electronics Co., Ltd. 100 4,024
MEITEC Group Holdings, Inc. 100 1,929
Meiwa Corp. 100 424
Menicon Co., Ltd. 1,500 16,691
*Mercari, Inc. 100 1,418
METAWATER Co., Ltd. 1,500 17,499
#Mie Kotsu Group Holdings,
Inc. 1,700 5,658
Mikuni Corp. 300 640
MINEBEA MITSUMI, Inc. 1,700 30,713
MIRAIT ONE Corp. 200 2,873
Mirarth Holdings, Inc. 4,500 14,594
Mitani Corp. 100 1,236
Mitsuba Corp. 100 580
Mitsubishi Chemical Group
Corp. 7,200 39,270
Mitsubishi Corp. 200 3,723
Mitsubishi Electric Corp. 3,100 48,589
Mitsubishi Estate Co., Ltd. 200 3,005
Mitsubishi Gas Chemical Co.,
Inc. 200 3,531

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Mitsubishi Heavy Industries,
Ltd. 300 $ 4,319
Mitsubishi Logisnext Co., Ltd. 100 761
Mitsubishi Materials Corp. 3,000 49,897
Mitsubishi Motors Corp. 6,900 20,837
Mitsubishi UFJ Financial
Group, Inc. 12,000 128,292
Mitsui Chemicals, Inc. 200 4,623
#Mitsui E&S Co., Ltd. 6,100 45,372
Mitsui High-Tec, Inc. 2,900 15,783
Mitsui Mining & Smelting Co.,
Ltd. 200 6,474
Mitsui-Soko Holdings Co., Ltd. 100 4,661
Mitsuuroko Group Holdings
Co., Ltd. 100 1,141
Mizuho Financial Group, Inc. 3,300 69,585
Monex Group, Inc. 1,800 8,626
MonotaRO Co., Ltd. 200 3,043
Morinaga & Co., Ltd. 100 1,873
Morinaga Milk Industry Co.,
Ltd. 3,000 69,778
Morita Holdings Corp. 200 2,692
MS&AD Insurance Group
Holdings, Inc. 1,700 38,380
m-up Holdings, Inc. 1,600 14,033
Murata Manufacturing Co., Ltd. 200 3,554
Musashi Seimitsu Industry
Co., Ltd. 100 1,320
Musashino Bank, Ltd. (The) 100 1,767
Nagase & Co., Ltd. 200 4,188
Nagoya Railroad Co., Ltd. 1,500 16,652
Nakabayashi Co., Ltd. 100 340
Nakayama Steel Works, Ltd. 3,100 15,406
#Namura Shipbuilding Co.,
Ltd. 3,000 31,866
Nankai Electric Railway Co.,
Ltd. 100 1,578
Nanto Bank, Ltd. (The) 100 1,976
NET One Systems Co., Ltd. 100 2,439
NGK Insulators, Ltd. 1,700 21,260
NHK Spring Co., Ltd. 1,800 22,381
Nichias Corp. 100 3,631
Nichicon Corp. 3,000 19,852
Nichirei Corp. 1,600 44,725
Nifco, Inc. 100 2,358
Nihon Dempa Kogyo Co., Ltd. 100 706
Nihon Flush Co., Ltd. 100 586
Nihon M&A Center Holdings,
Inc. 3,300 14,461
Nihon Nohyaku Co., Ltd. 1,600 7,027
Nikkiso Co., Ltd. 3,100 21,104
Nikko Co., Ltd. 100 456
Nikkon Holdings Co., Ltd. 3,000 38,592
Nikon Corp. 1,700 21,300
Nippn Corp. 200 2,891
Nippon Air Conditioning
Services Co., Ltd. 100 672
*Nippon Chemi-Con Corp. 100 706
Shares Value †
JAPAN — (Continued)
Nippon Coke & Engineering
Co., Ltd. 12,100 $ 7,626
Nippon Concrete Industries
Co., Ltd. 1,800 3,911
Nippon Denko Co., Ltd. 6,500 12,546
Nippon Electric Glass Co., Ltd. 100 2,302
NIPPON EXPRESS
HOLDINGS, Inc. 100 4,945
Nippon Gas Co., Ltd. 200 2,744
Nippon Kayaku Co., Ltd. 3,100 24,706
Nippon Light Metal Holdings
Co., Ltd. 3,200 34,558
Nippon Paint Holdings Co.,
Ltd. 200 1,541
Nippon Paper Industries Co.,
Ltd. 6,100 35,761
Nippon Parking Development
Co., Ltd. 10,600 15,727
Nippon Road Co., Ltd. (The) 100 1,075
Nippon Sanso Holdings Corp. 200 7,061
*Nippon Sheet Glass Co., Ltd. 9,100 22,343
Nippon Shinyaku Co., Ltd. 200 5,395
Nippon Shokubai Co., Ltd. 200 2,259
Nippon Signal Co., Ltd. 200 1,229
Nippon Steel Corp. 1,700 34,251
Nippon Telegraph &
Telephone Corp. 18,700 18,132
Nippon Thompson Co., Ltd. 1,700 5,368
#Nippon Yakin Kogyo Co., Ltd. 100 2,784
Nipro Corp. 1,700 15,764
Nishi-Nippon Financial
Holdings, Inc. 1,700 18,571
Nishio Holdings Co., Ltd. 100 2,459
Nissan Chemical Corp. 100 3,416
#Nissan Motor Co., Ltd. 9,100 24,565
Nissan Tokyo Sales Holdings
Co., Ltd. 100 286
Nissha Co., Ltd. 1,600 19,957
Nisshin Oillio Group, Ltd. (The) 100 3,414
Nisshin Seifun Group, Inc. 200 2,345
Nisshinbo Holdings, Inc. 1,600 10,240
Nissui Corp. 6,700 41,029
Niterra Co., Ltd. 200 5,764
Nitto Denko Corp. 500 8,398
Nitto Kogyo Corp. 100 1,945
Nitto Seiko Co., Ltd. 100 386
Nittoc Construction Co., Ltd. 200 1,341
NOF Corp. 100 1,646
Nojima Corp. 200 2,823
#Nomura Holdings, Inc.,
Sponsored ADR 5,100 26,418
Noritake Co., Ltd. 100 2,547
Noritz Corp. 1,500 17,499
North Pacific Bank, Ltd. 3,300 8,709
NPR-RIKEN Corp. 100 1,555
NS Solutions Corp. 100 2,541
NSD Co., Ltd. 100 2,174
NSK, Ltd. 6,100 28,088
NTN Corp. 9,600 16,071

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
NTT Data Group Corp. 100 $ 1,604
Odakyu Electric Railway Co.,
Ltd. 100 1,053
Oenon Holdings, Inc. 300 796
Ogaki Kyoritsu Bank, Ltd.
(The) 1,500 18,050
Oiles Corp. 100 1,314
Oji Holdings Corp. 3,700 13,807
Okabe Co., Ltd. 200 1,022
Okamura Corp. 100 1,266
Okasan Securities Group, Inc. 1,600 6,449
Oki Electric Industry Co., Ltd. 4,500 29,837
Okinawa Electric Power Co.,
Inc. (The) 1,600 10,914
Okinawa Financial Group, Inc. 100 1,486
OKUMA Corp. 200 4,103
Okumura Corp. 100 2,826
Okuwa Co., Ltd. 300 1,788
Ono Pharmaceutical Co., Ltd. 100 1,256
Onward Holdings Co., Ltd. 9,300 31,931
Open House Group Co., Ltd. 100 3,718
Optex Group Co., Ltd. 1,600 17,184
Oriental Land Co., Ltd. 100 2,432
Oriental Shiraishi Corp. 6,300 15,841
Osaka Gas Co., Ltd. 1,500 32,319
#OSAKA Titanium
Technologies Co., Ltd. 1,500 21,388
Osaki Electric Co., Ltd. 200 1,045
OSG Corp. 200 2,376
Pacific Industrial Co., Ltd. 1,600 14,506
PAL GROUP Holdings Co.,
Ltd. 100 2,009
Pan Pacific International
Holdings Corp. 1,600 40,209
Panasonic Holdings Corp. 2,100 17,067
Park24 Co., Ltd. 200 2,509
Pasona Group, Inc. 100 1,332
Pegasus Co., Ltd. 100 309
Penta-Ocean Construction
Co., Ltd. 800 3,344
*PeptiDream, Inc. 100 1,863
Persol Holdings Co., Ltd. 14,500 24,559
PILLAR Corp. 100 2,836
Pilot Corp. 100 3,123
Press Kogyo Co., Ltd. 3,200 11,638
Prestige International, Inc. 3,100 13,961
Prima Meat Packers, Ltd. 200 2,948
Procrea Holdings, Inc. 100 1,159
Proto Corp. 100 937
PS Construction Co., Ltd. 100 645
QB Net Holdings Co., Ltd. 100 665
Qol Holdings Co., Ltd. 1,700 15,915
Raito Kogyo Co., Ltd. 1,600 23,476
Raiznext Corp. 200 2,068
Raksul, Inc. 1,600 13,676
Rakus Co., Ltd. 100 1,359
*Rakuten Bank, Ltd. 100 2,057
Recruit Holdings Co., Ltd. 1,800 112,650
Relo Group, Inc. 100 1,231
Shares Value †
JAPAN — (Continued)
Renesas Electronics Corp. 1,700 $ 23,548
Rengo Co., Ltd. 3,300 20,070
#*RENOVA, Inc. 1,500 8,577
Resona Holdings, Inc. 3,900 26,115
Resonac Holdings Corp. 1,700 41,550
Resorttrust, Inc. 1,500 27,435
Restar Corp. 100 1,740
Retail Partners Co., Ltd. 200 1,723
Ricoh Co., Ltd. 2,000 21,960
Riken Technos Corp. 200 1,376
Riken Vitamin Co., Ltd. 100 1,756
Rinnai Corp. 100 2,207
Rohm Co., Ltd. 1,600 18,030
Rorze Corp. 200 3,026
Round One Corp. 300 1,918
Royal Holdings Co., Ltd. 1,600 26,081
Ryobi, Ltd. 1,500 18,779
Ryohin Keikaku Co., Ltd. 1,700 28,035
S Foods, Inc. 100 1,837
Saizeriya Co., Ltd. 100 3,703
Sakai Moving Service Co., Ltd. 100 1,627
Sakata INX Corp. 200 2,039
Sala Corp. 200 1,112
San Holdings, Inc. 100 730
San-A Co., Ltd. 100 1,881
San-Ai Obbli Co., Ltd. 100 1,232
Sangetsu Corp. 100 1,839
San-In Godo Bank, Ltd. (The) 1,700 13,839
Sanki Engineering Co., Ltd. 100 1,579
Sanko Gosei, Ltd. 1,600 6,428
Sankyo Co., Ltd. 1,700 22,756
Sankyo Tateyama, Inc. 100 492
Sankyu, Inc. 100 3,500
Sanoh Industrial Co., Ltd. 100 483
Sanrio Co., Ltd. 100 2,745
Santen Pharmaceutical Co.,
Ltd. 3,000 36,022
Sanwa Holdings Corp. 1,700 43,816
Sanyo Special Steel Co., Ltd. 200 2,499
Sanyo Trading Co., Ltd. 100 969
Sato Holdings Corp. 100 1,410
Sawai Group Holdings Co.,
Ltd. 300 4,036
SBI Holdings, Inc. 100 2,231
SBI Sumishin Net Bank, Ltd. 1,600 28,424
SBS Holdings, Inc. 100 1,650
SCREEN Holdings Co., Ltd. 100 6,585
Scroll Corp. 100 628
Sega Sammy Holdings, Inc. 1,600 30,361
Seibu Holdings, Inc. 1,600 35,934
Seikitokyu Kogyo Co., Ltd. 1,500 14,682
Seiko Epson Corp. 200 3,687
Seiko Group Corp. 100 2,564
Seiren Co., Ltd. 100 1,693
Sekisui Chemical Co., Ltd. 2,900 41,313
Sekisui House, Ltd. 100 2,440
Senko Group Holdings Co.,
Ltd. 1,500 14,151

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Senshu Ikeda Holdings, Inc. 12,000 $ 26,942
*Senshukai Co., Ltd. 300 614
Seria Co., Ltd. 1,500 31,167
Seven & i Holdings Co., Ltd. 7,100 102,497
Seven Bank, Ltd. 5,400 11,436
SG Holdings Co., Ltd. 1,600 16,071
Shibaura Machine Co., Ltd. 100 2,462
Shibaura Mechatronics Corp. 100 7,143
Shiga Bank, Ltd. (The) 100 2,173
Shikoku Bank, Ltd. (The) 200 1,236
Shikoku Electric Power Co.,
Inc. 1,500 13,520
Shima Seiki Manufacturing,
Ltd. 1,500 11,285
Shimadzu Corp. 1,600 47,814
Shimizu Corp. 3,200 21,365
#Shin Nippon Biomedical
Laboratories, Ltd. 100 815
Shinagawa Refractories Co.,
Ltd. 200 2,356
Shin-Etsu Chemical Co., Ltd. 1,800 68,006
Shinko Shoji Co., Ltd. 100 635
Shinmaywa Industries, Ltd. 1,700 15,223
Ship Healthcare Holdings, Inc. 1,600 24,432
Shizuoka Financial Group, Inc. 200 1,612
Shizuoka Gas Co., Ltd. 1,500 10,074
Shoei Co., Ltd. 1,500 23,210
Showa Sangyo Co., Ltd. 100 1,900
SIGMAXYZ Holdings, Inc. 100 1,135
Siix Corp. 1,500 11,108
Sinfonia Technology Co., Ltd. 100 3,453
SKY Perfect JSAT Holdings,
Inc. 1,700 9,855
Skylark Holdings Co., Ltd. 1,700 26,411
SMS Co., Ltd. 100 1,133
Socionext, Inc. 1,700 32,610
Sodick Co., Ltd. 1,600 8,130
SoftBank Corp. 77,000 97,460
Sohgo Security Services Co.,
Ltd. 1,600 11,176
Sojitz Corp. 200 4,145
Solasto Corp. 4,700 15,119
Sompo Holdings, Inc. 1,700 37,097
Sony Group Corp. 10,000 178,795
Sotetsu Holdings, Inc. 100 1,574
S-Pool, Inc. 400 961
Star Mica Holdings Co., Ltd. 1,500 6,351
Star Micronics Co., Ltd. 1,400 18,170
Starts Corp., Inc. 100 2,324
Subaru Corp. 3,900 71,215
Sugi Holdings Co., Ltd. 100 1,708
SUMCO Corp. 1,800 17,642
Sumida Corp. 1,600 9,979
Sumitomo Bakelite Co., Ltd. 100 2,663
Sumitomo Chemical Co., Ltd. 6,700 18,038
Sumitomo Corp. 200 4,261
Sumitomo Electric Industries,
Ltd. 3,500 54,743
Sumitomo Forestry Co., Ltd. 200 7,812
Shares Value †
JAPAN — (Continued)
Sumitomo Heavy Industries,
Ltd. 100 $ 2,262
Sumitomo Metal Mining Co.,
Ltd. 100 2,817
Sumitomo Mitsui Construction
Co., Ltd. 6,100 15,578
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,000 12,770
Sumitomo Mitsui Trust
Holdings, Inc. 1,700 37,700
Sumitomo Osaka Cement Co.,
Ltd. 100 2,479
Sumitomo Realty &
Development Co., Ltd. 1,600 48,318
Sumitomo Rubber Industries,
Ltd. 3,200 33,140
Sumitomo Warehouse Co.,
Ltd. (The) 100 1,759
Sun Frontier Fudousan Co.,
Ltd. 1,500 18,050
Sundrug Co., Ltd. 100 2,482
Suntory Beverage & Food, Ltd. 100 3,391
Suruga Bank, Ltd. 1,700 12,254
Suzuki Motor Corp. 500 5,063
SWCC Corp. 100 3,565
Sysmex Corp. 1,800 33,719
Systena Corp. 700 1,677
T&D Holdings, Inc. 1,600 25,929
Tachi-S Co., Ltd., Class S 1,500 17,469
Tadano, Ltd. 500 3,222
Taiheiyo Cement Corp. 1,600 35,345
Taiyo Holdings Co., Ltd. 100 2,672
Taiyo Yuden Co., Ltd. 100 1,798
Takara Holdings, Inc. 2,800 22,104
Takara Standard Co., Ltd. 200 2,190
Takashimaya Co., Ltd. 500 4,006
Takeda Pharmaceutical Co.,
Ltd. 1,800 50,387
Takeuchi Manufacturing Co.,
Ltd. 100 3,168
#Tama Home Co., Ltd. 100 2,527
Tamron Co., Ltd. 100 2,869
Tamura Corp. 300 1,105
Tanseisha Co., Ltd. 1,600 8,550
TDC Soft, Inc. 200 1,635
TDK Corp. 500 6,048
TechMatrix Corp. 1,700 24,888
TechnoPro Holdings, Inc. 3,000 54,298
Teijin, Ltd. 4,600 41,493
Tess Holdings Co., Ltd. 300 555
THK Co., Ltd. 3,000 50,517
TIS, Inc. 1,500 37,676
TOA Corp. 1,700 11,071
TOA ROAD Corp. 300 2,495
Toagosei Co., Ltd. 200 2,058
Tobu Railway Co., Ltd. 1,500 24,387
Tocalo Co., Ltd. 200 2,363
Tochigi Bank, Ltd. (The) 200 343
Toda Corp. 4,600 28,012

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Toho Bank, Ltd. (The) 500 $ 867
#Toho Titanium Co., Ltd. 1,600 10,777
Tohoku Electric Power Co.,
Inc. 3,000 29,631
Tokai Carbon Co., Ltd. 3,300 18,820
Tokai Corp. 100 1,434
TOKAI Holdings Corp. 1,400 8,603
Tokai Rika Co., Ltd. 100 1,427
Tokai Tokyo Financial
Holdings, Inc. 3,200 9,937
Tokio Marine Holdings, Inc. 1,800 65,796
Tokuyama Corp. 100 1,778
*Tokyo Electric Power Co.
Holdings, Inc. 4,400 17,990
Tokyo Electron Device, Ltd. 1,600 36,291
Tokyo Electron, Ltd. 200 30,724
Tokyo Gas Co., Ltd. 100 2,474
Tokyo Kiraboshi Financial
Group, Inc. 100 2,724
Tokyo Seimitsu Co., Ltd. 100 5,594
Tokyo Steel Manufacturing
Co., Ltd. 200 1,998
Tokyo Tatemono Co., Ltd. 1,700 28,141
Tokyu Construction Co., Ltd. 3,200 14,516
Tokyu Corp. 100 1,239
Tokyu Fudosan Holdings Corp. 5,300 33,688
Toli Corp. 3,100 8,425
TOMONY Holdings, Inc. 9,100 23,777
Tomy Co., Ltd. 1,600 42,677
Topcon Corp. 2,900 29,890
Topre Corp. 100 1,172
Toray Industries, Inc. 3,400 18,665
Toridoll Holdings Corp. 100 2,587
Tosei Corp. 100 1,576
Toshiba TEC Corp. 100 2,301
Tosoh Corp. 3,200 40,125
Totech Corp. 200 3,477
TOTO, Ltd. 1,500 42,245
Towa Bank, Ltd. (The) 100 381
Towa Pharmaceutical Co., Ltd. 100 2,068
Toyo Corp. 200 2,084
Toyo Engineering Corp. 1,700 8,359
Toyo Seikan Group Holdings,
Ltd. 100 1,504
Toyo Tire Corp. 3,100 44,549
Toyobo Co., Ltd. 3,200 20,504
Toyoda Gosei Co., Ltd. 200 3,447
Toyota Boshoku Corp. 200 2,696
Toyota Motor Corp. 15,900 280,005
Toyota Tsusho Corp. 1,600 27,762
Traders Holdings Co., Ltd. 100 535
Transaction Co., Ltd. 100 1,620
TRE Holdings Corp. 3,100 36,673
Trend Micro, Inc. 1,500 79,478
Trusco Nakayama Corp. 100 1,489
Tsubaki Nakashima Co., Ltd. 1,600 7,290
Tsubakimoto Chain Co. 300 3,819
Tsuburaya Fields Holdings,
Inc. 100 1,356
Shares Value †
JAPAN — (Continued)
Tsugami Corp. 200 $ 1,883
Tsukishima Holdings Co., Ltd. 100 908
Tsukuba Bank, Ltd. 200 298
UACJ Corp. 100 3,322
UBE Corp. 200 3,326
Uchida Yoko Co., Ltd. 100 4,313
Unipres Corp. 200 1,474
United Arrows, Ltd. 1,600 22,961
#United Super Markets
Holdings, Inc. 3,400 18,616
*Unitika, Ltd. 400 772
Universal Entertainment Corp. 1,500 12,900
Urbanet Corp Co., Ltd. 300 748
Ushio, Inc. 100 1,388
USS Co., Ltd. 3,200 26,953
UT Group Co., Ltd. 100 1,721
Valor Holdings Co., Ltd. 1,600 22,142
Vector, Inc. 1,500 9,444
Vertex Corp. 200 2,661
Vision, Inc. 1,600 11,124
Vital KSK Holdings, Inc. 100 842
VT Holdings Co., Ltd. 400 1,234
Wacom Co., Ltd. 9,200 43,124
Wakita & Co., Ltd. 200 2,082
WATAMI Co., Ltd. 100 702
Welcia Holdings Co., Ltd. 1,700 21,260
West Japan Railway Co. 100 1,780
World Co., Ltd. 1,500 19,015
#*W-Scope Corp. 3,000 7,090
Xebio Holdings Co., Ltd. 1,500 11,393
Yahagi Construction Co., Ltd. 200 1,989
YAMABIKO Corp. 100 1,645
Yamada Holdings Co., Ltd. 3,200 9,206
Yamagata Bank, Ltd. (The) 100 638
Yamaguchi Financial Group,
Inc. 200 1,987
Yamaha Motor Co., Ltd. 6,700 59,556
Yamanashi Chuo Bank, Ltd.
(The) 100 1,079
Yamazaki Baking Co., Ltd. 1,600 32,688
Yellow Hat, Ltd. 1,600 26,176
Yokogawa Bridge Holdings
Corp. 1,600 29,432
Yokogawa Electric Corp. 100 2,256
Yokohama Rubber Co., Ltd.
(The) 200 4,150
Yokorei Co., Ltd. 1,800 10,954
Yokowo Co., Ltd. 100 1,014
Yonex Co., Ltd. 100 1,262
*Yoshimura Food Holdings KK 100 913
Yukiguni Maitake Co., Ltd. 100 687
Yurtec Corp. 1,600 15,619
Zenrin Co., Ltd. 100 532
Zensho Holdings Co., Ltd. 100 5,048
Zeon Corp. 1,600 15,042
ZERIA Pharmaceutical Co.,
Ltd. 100 1,530
ZIGExN Co., Ltd. 200 763

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
ZOZO, Inc. 100 $ 3,263
TOTAL JAPAN 10,738,193
NETHERLANDS — (3.6%)
Aalberts NV 1,044 37,584
ΩABN AMRO Bank NV 1,802 29,717
Acomo NV 48 907
Ω*Adyen NV 18 27,483
Aegon, Ltd., Registered 5,674 35,633
AFC Ajax NV 8 86
Akzo Nobel NV 588 37,331
Ω#*Alfen N.V. 410 5,455
Allfunds Group PLC 2,866 17,502
#AMG Critical Materials NV 402 6,795
APERAM SA 496 13,430
Arcadis NV 634 43,810
ArcelorMittal SA, Sponsored
NVDR 930 22,897
ASM International NV 90 50,046
ASML Holding NV, Sponsored
NVDR 348 234,048
ASR Nederland NV 1,320 62,438
#*Avantium N.V. 104 269
ΩB&S Group Sarl 406 2,041
Ω*Basic-Fit NV 700 17,205
BE Semiconductor Industries
NV 32 3,403
#Brunel International NV 56 539
Coca-Cola Europacific
Partners PLC 448 33,900
Corbion NV 632 15,795
Ω*CTP NV 298 4,956
Flow Traders, Ltd. 380 8,680
ForFarmers NV 1,478 5,255
Fugro NV 1,784 40,789
HAL Trust 150 18,565
Heineken NV 220 18,032
IMCD NV 420 66,595
ING Groep NV 2,524 42,950
*InPost SA 952 18,531
JDE Peet's NV 434 9,753
*Kendrion NV 158 1,873
Koninklijke Ahold Delhaize NV 3,830 126,030
*Koninklijke BAM Groep NV 4,398 20,264
*Koninklijke Heijmans N.V 432 11,608
Koninklijke KPN NV 23,748 92,635
Koninklijke Vopak NV 582 26,689
Nedap NV 54 3,224
NN Group NV 1,542 75,651
*OCI NV 218 2,642
#*PostNL NV 4,546 5,444
*Prosus NV 266 11,189
Randstad NV 924 42,483
SBM Offshore NV 1,406 25,598
*SIF Holding NV 32 479
ΩSignify NV 1,104 26,991
Sligro Food Group NV 280 3,484
TKH Group NV 560 22,677
Universal Music Group NV 586 14,683
Shares Value †
NETHERLANDS — (Continued)
Van Lanschot Kempen NV 392 $ 17,895
Wolters Kluwer NV 902 151,490
TOTAL NETHERLANDS 1,615,449
NEW ZEALAND — (0.3%)
AFT Pharmaceuticals, Ltd. 28 53
Air New Zealand, Ltd. 15,696 4,811
Auckland International Airport,
Ltd. 920 3,997
Briscoe Group, Ltd. 48 146
Channel Infrastructure NZ, Ltd. 5,792 6,101
Chorus, Ltd. 2,110 11,000
Colonial Motor Co., Ltd. (The) 24 100
Contact Energy, Ltd. 2,276 11,636
Delegat Group, Ltd. 32 98
EBOS Group, Ltd. 242 5,257
Fisher & Paykel Healthcare
Corp., Ltd. 132 2,828
*Fletcher Building, Ltd. 5,904 10,541
Freightways Group, Ltd. 1,156 7,217
Genesis Energy, Ltd. 4,420 5,616
Hallenstein Glasson Holdings,
Ltd. 112 502
Heartland Group Holdings, Ltd. 13,120 7,965
Infratil, Ltd. 624 4,679
*KMD Brands, Ltd. 1,492 391
Mainfreight, Ltd. 126 5,373
Manawa Energy, Ltd. 172 564
Mercury NZ, Ltd. 508 1,999
#Napier Port Holdings, Ltd. 160 217
NZME, Ltd. 348 222
#NZX, Ltd. 665 538
*Oceania Healthcare, Ltd. 9,310 4,322
#Port of Tauranga, Ltd. 128 453
*Restaurant Brands New
Zealand, Ltd. 76 155
*Ryman Healthcare, Ltd. 1,708 5,052
Sanford, Ltd. 124 280
Scales Corp., Ltd. 312 745
Skellerup Holdings, Ltd. 1,728 5,050
SKY Network Television, Ltd. 528 861
SKYCITY Entertainment
Group, Ltd. 7,894 6,436
Spark New Zealand, Ltd. 5,168 8,950
Steel & Tube Holdings, Ltd. 332 180
*Summerset Group Holdings,
Ltd. 1,338 9,866
#Tourism Holdings, Ltd. 470 540
#TOWER, Ltd. 624 498
Turners Automotive Group,
Ltd. 117 315
Vector, Ltd. 36 82
Warehouse Group, Ltd. (The) 404 248
TOTAL NEW ZEALAND 135,884
NORWAY — (0.7%)
2020 Bulkers, Ltd. 268 3,195
*Akastor ASA 320 372
Aker ASA, Class A 32 1,662
Aker BioMarine ASA 20 91

Dimensional International Vector Equity ETF
continued
Shares Value †
NORWAY — (Continued)
Aker BP ASA 1,204 $ 25,607
Aker Solutions ASA 964 4,566
AMSC ASA 120 312
*Archer, Ltd. 124 266
Austevoll Seafood ASA 472 4,082
Ω#Avance Gas Holding, Ltd. 492 4,559
Awilco LNG AS 260 145
Belships ASA 1,022 1,640
*BEWi ASA 68 158
*BLUENORD ASA 198 9,657
Bonheur ASA 180 4,520
Borr Drilling, Ltd. 1,182 4,953
Bouvet ASA 770 4,740
ΩBW LPG, Ltd. 636 8,141
BW Offshore, Ltd. 228 616
*Cloudberry Clean Energy
ASA 456 496
DNB Bank ASA 804 16,560
DNO ASA 4,688 4,565
Ω*Elkem ASA 1,772 2,882
ΩElmera Group ASA 846 2,565
Ω*Entra ASA 104 1,099
Equinor ASA 2,330 55,776
Frontline PLC 334 6,416
*Gaming Innovation Group,
Inc. 112 252
Golden Ocean Group, Ltd. 638 6,860
#Grieg Seafood ASA 1,412 8,532
*Hafnia, Ltd. 916 5,315
*Hexagon Composites ASA 108 420
Hoegh Autoliners ASA 580 6,026
ΩKid ASA 434 5,957
ΩKlaveness Combination
Carriers ASA 320 2,463
*Kongsberg Automotive ASA 1,688 214
*LINK Mobility Group Holding
ASA 3,190 7,649
*MORROW BANK ASA 208 126
MPC Container Ships ASA 3,606 7,091
ΩMulticonsult ASA 24 413
#*NEL ASA 6,464 2,447
Norsk Hydro ASA 818 5,020
ΩNorske Skog ASA 1,320 2,716
#*Northern Ocean, Ltd. 228 153
#*Nykode Therapeutics ASA 220 92
Odfjell Drilling, Ltd. 1,240 5,711
Odfjell SE, Class A 220 2,509
Odfjell Technology, Ltd. 56 256
OKEA ASA 104 216
ΩOkeanis Eco Tankers Corp. 90 2,386
Olav Thon Eiendomsselskap
ASA 4 82
Panoro Energy ASA 2,466 5,991
Pareto Bank ASA 124 727
Rana Gruber ASA 304 2,150
#*REC Silicon ASA 120 86
Rogaland Sparebank 20 218
*Salmon Evolution ASA 444 272
*SATS ASA 132 259
Shares Value †
NORWAY — (Continued)
Ω*Scatec ASA 918 $ 6,625
Sea1 offshore, Inc. 164 401
Ω*Shelf Drilling, Ltd. 556 761
*Solstad Offshore ASA 952 2,926
SpareBank 1 Helgeland 16 209
Sparebank 1 Oestlandet 270 3,855
SpareBank 1 Sor-Norge ASA 522 6,881
Sparebanken More 80 646
Stolt-Nielsen, Ltd. 210 5,959
Storebrand ASA 1,848 20,959
Subsea 7 SA 476 7,263
Telenor ASA 346 4,238
TGS ASA 386 3,496
Var Energi ASA 1,036 3,245
Veidekke ASA 594 6,742
Wallenius Wilhelmsen ASA 502 4,924
Wilh Wilhelmsen Holding ASA,
Class A 24 888
Ω*XXL ASA 12 55
Yara International ASA 136 4,079
*Zalaris ASA 16 101
TOTAL NORWAY 336,503
PORTUGAL — (0.3%)
Altri SGPS SA 1,412 7,625
Corticeira Amorim SGPS SA 80 728
CTT-Correios de Portugal SA 846 3,927
*EDP Renovaveis SA 250 3,360
EDP SA 1,776 6,964
Galp Energia SGPS SA 2,090 35,555
Ibersol SGPS SA 56 448
#Mota-Engil SGPS SA 792 2,201
Navigator Co. SA (The) 7,214 27,693
NOS SGPS SA 2,502 9,561
REN - Redes Energeticas
Nacionais SGPS SA 1,378 3,434
Semapa-Sociedade de
Investimento e Gestao 44 705
Sonae SGPS SA 10,700 10,559
TOTAL PORTUGAL 112,760
SINGAPORE — (1.0%)
*AEM Holdings, Ltd. 7,400 7,328
*Avarga, Ltd. 700 106
Aztech Global, Ltd. 1,900 1,084
Banyan Tree Holdings, Ltd. 800 206
BRC Asia, Ltd. 100 177
Bukit Sembawang Estates,
Ltd. 400 1,091
CapitaLand Investment, Ltd. 5,100 10,833
Centurion Corp., Ltd. 3,400 2,172
China Aviation Oil Singapore
Corp., Ltd. 6,300 4,334
City Developments, Ltd. 1,700 6,682
ComfortDelGro Corp., Ltd. 5,500 6,112
*COSCO SHIPPING
International Singapore Co.,
Ltd. 50,800 5,299
*CSE Global, Ltd. 6,600 2,145
DBS Group Holdings, Ltd. 1,800 52,603

Dimensional International Vector Equity ETF
continued
Shares Value †
SINGAPORE — (Continued)
Delfi, Ltd. 700 $ 463
*Far East Orchard, Ltd. 500 389
First Resources, Ltd. 8,200 9,050
Food Empire Holdings, Ltd. 500 385
Frasers Property, Ltd. 800 535
Frencken Group, Ltd. 3,300 2,944
*Fu Yu Corp., Ltd. 4,500 449
Genting Singapore, Ltd. 28,300 17,863
Geo Energy Resources, Ltd. 15,900 3,245
Golden Agri-Resources, Ltd. 61,600 13,504
GuocoLand, Ltd. 600 717
Ho Bee Land, Ltd. 400 587
Hong Fok Corp., Ltd. 5,000 3,194
Hong Leong Asia, Ltd. 4,100 2,712
Hongkong Land Holdings, Ltd. 1,800 7,758
Hotel Grand Central, Ltd. 300 162
Hour Glass, Ltd. (The) 600 707
*ISDN Holdings, Ltd. 12,200 2,767
Keppel Infrastructure Trust 12,200 4,058
Keppel, Ltd. 1,800 8,708
Marco Polo Marine, Ltd. 36,600 1,549
Mewah International, Inc. 500 104
Micro-Mechanics Holdings,
Ltd. 100 129
Olam Group, Ltd. 8,700 7,037
OUE, Ltd. 700 550
Oversea-Chinese Banking
Corp., Ltd. 3,400 39,040
Pan-United Corp., Ltd. 400 157
Propnex, Ltd. 400 236
Q&M Dental Group Singapore,
Ltd. 600 134
QAF, Ltd. 500 316
*Rex International Holding, Ltd. 2,600 218
Riverstone Holdings, Ltd. 4,800 3,283
SATS, Ltd. 3,300 9,829
*Seatrium, Ltd. 6,900 9,910
Sembcorp Industries, Ltd. 3,700 14,096
Sheng Siong Group, Ltd. 5,500 6,610
Sing Holdings, Ltd. 200 52
Singapore Airlines, Ltd. 7,200 35,159
Singapore Exchange, Ltd. 1,900 16,301
Singapore Land Group, Ltd. 800 1,070
Singapore Technologies
Engineering, Ltd. 6,600 22,650
StarHub, Ltd. 5,300 4,768
*Straits Trading Co., Ltd. 400 435
Tiong Woon Corp. Holding,
Ltd. 200 79
*Tuan Sing Holdings, Ltd. 1,000 189
United Overseas Bank, Ltd. 1,800 43,758
*UOB-Kay Hian Holdings, Ltd. 1,100 1,306
UOL Group, Ltd. 1,800 7,307
Valuetronics Holdings, Ltd. 800 378
Vicom, Ltd. 200 201
Wee Hur Holdings, Ltd. 1,600 508
Wilmar International, Ltd. 3,400 8,224
Wing Tai Holdings, Ltd. 3,700 3,748
Shares Value †
SINGAPORE — (Continued)
Yangzijiang Shipbuilding
Holdings, Ltd. 11,000 $ 21,453
TOTAL SINGAPORE 441,153
SPAIN — (2.2%)
Acciona SA 208 26,510
Acerinox SA 2,132 19,454
*ACS Actividades de
Construccion y Servicios SA 720 34,393
ΩAena SME SA 230 50,689
Amadeus IT Group SA 1,364 98,623
Atresmedia Corp. de Medios
de Comunicacion SA 1,038 4,908
Audax Renovables SA 1,304 2,486
Azkoyen SA 16 110
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 9,914 98,446
Banco Santander SA 8,800 42,915
Bankinter SA 6,838 55,603
CaixaBank SA 7,906 47,980
CIE Automotive SA 310 8,279
Construcciones y Auxiliar de
Ferrocarriles SA 230 9,064
*Distribuidora Internacional de
Alimentacion SA 15,356 208
*Duro Felguera SA 44 17
Elecnor SA 420 9,347
Enagas SA 472 6,672
Endesa SA 1,436 30,876
ΩGestamp Automocion SA 2,584 7,574
ΩGlobal Dominion Access SA 1,096 3,106
*Grifols SA 682 7,585
Grupo Catalana Occidente SA 314 12,852
Iberdrola SA 2,126 31,494
Iberpapel Gestion SA 24 485
Indra Sistemas SA 720 12,663
Industria de Diseno Textil SA 1,422 80,740
Logista Integral SA 400 12,203
Mapfre SA 7,754 22,106
Melia Hotels International SA 1,046 7,756
Miquel y Costas & Miquel SA 40 530
Naturgy Energy Group SA 252 6,254
*Obrascon Huarte Lain SA 5,846 1,751
*Promotora de Informaciones
SA, Class A 204 76
ΩProsegur Cash SA 2,558 1,494
Realia Business SA 132 139
Redeia Corp. SA 686 12,661
Renta 4 Banco SA 16 215
Repsol SA 5,884 73,142
*Solaria Energia y Medio
Ambiente SA 634 6,621
*Tecnicas Reunidas SA 478 5,760
Telefonica SA 23,910 111,982
#Tubacex SA 1,508 5,255
*Tubos Reunidos SA 196 112
ΩUnicaja Banco SA 10,834 13,550
Vidrala SA 144 15,540

Dimensional International Vector Equity ETF
continued
Shares Value †
SPAIN — (Continued)
Viscofan SA 270 $ 17,998
TOTAL SPAIN 1,018,224
SWEDEN — (2.7%)
AAK AB 390 11,117
ΩAcadeMedia AB 1,380 8,473
AFRY AB 832 12,418
Alfa Laval AB 322 14,141
ΩAlimak Group AB 912 10,415
Alleima AB 1,996 12,116
Alligo AB, Class B 108 1,272
ΩAmbea AB 2,182 18,588
*Annehem Fastigheter AB,
Class B 20 34
*AQ Group AB 140 1,761
Arise AB 68 259
Arjo AB, Class B 2,728 8,949
Atlas Copco AB, Class A 1,998 32,752
Atlas Copco AB, Class B 840 12,133
Atrium Ljungberg AB, Class B 16 318
ΩAttendo AB 360 1,595
Avanza Bank Holding AB 434 8,988
Axfood AB 342 7,604
Balco Group AB 36 149
Beijer Alma AB, Class B 92 1,472
Bergman & Beving AB 288 8,061
*Betsson AB, Class B 966 12,794
#*Better Collective A/S 316 4,129
*BHG Group AB 5,750 9,592
*BICO Group AB 64 229
Bilia AB, Class A 1,188 13,967
Billerud Aktiebolag 2,260 19,928
*Bjorn Borg AB 32 170
Boliden AB 864 26,711
*Bonava AB, Class B 548 476
Ω*Boozt AB 710 7,903
ΩBravida Holding AB 1,710 12,577
BTS Group AB, B Shares 16 443
Bulten AB 32 207
Byggmax Group AB 962 4,017
*Castellum AB 48 596
Catella AB 92 258
Catena AB 16 728
*Cint Group AB 2,094 2,499
Clas Ohlson AB, Class B 552 9,033
Cloetta AB, Class B 2,588 6,472
ΩCoor Service Management
Holding AB 1,786 6,229
Corem Property Group AB,
Class B 1,860 1,245
*Ctek AB 92 147
CTT Systems AB 12 270
Dios Fastigheter AB 68 504
ΩDometic Group AB 2,236 12,089
Ω*Dustin Group AB 8,142 5,749
Eastnine AB 124 531
Elanders AB, Class B 52 472
Elekta AB, Class B 2,760 16,534
*Embracer Group AB 1,276 3,662
Shares Value †
SWEDEN — (Continued)
*Enea AB 36 $ 342
Eolus Vind AB, Class B 44 192
Ependion AB 60 578
Epiroc AB, Class A 734 14,227
Essity AB, Class B 474 13,325
ΩEvolution AB 172 16,155
Ework Group AB 16 210
Fabege AB 60 475
Fagerhult Group AB 1,190 6,673
Fasadgruppen Group AB 1,770 8,188
*Fastighets AB Balder, Class B 84 647
*Fastighets AB Trianon 32 67
#FastPartner AB, Class A 28 186
Fenix Outdoor International AG 8 449
Fortnox AB 1,714 10,412
GARO AB 72 136
Getinge AB, Class B 402 7,050
*GiG Software PLC 112 47
Ω*Green Landscaping Group
AB 64 464
#H & M Hennes & Mauritz AB,
Class B 938 13,873
Hanza AB 528 3,430
Heba Fastighets AB, Class B 32 98
Hemnet Group AB 382 11,938
*Hexatronic Group AB 284 1,153
Hexpol AB 966 9,109
Holmen AB, Class B 32 1,257
Hufvudstaden AB, Class A 32 376
*Humana AB 112 397
Husqvarna AB, Class B 1,600 10,285
Instalco AB 1,712 5,181
*International Petroleum Corp. 1,100 12,388
ITAB Shop Concept AB 132 321
JM AB 522 8,747
*John Mattson
Fastighetsforetagen AB 16 98
Kabe Group AB, Class B 8 239
*K-fast Holding AB 212 433
*Klarabo Sverige AB, Class B 32 62
KNOW IT AB 340 4,264
Lagercrantz Group AB, Class
B 734 14,255
Lime Technologies AB 16 490
Loomis AB 730 22,760
Medicover AB, Class B 244 4,196
MEKO AB 694 9,301
*Midsona AB, Class B 132 117
*Modern Times Group MTG
AB, Class B 1,806 12,828
Momentum Group AB 340 5,720
NCC AB, Class B 1,048 15,524
Nederman Holding AB 36 760
New Wave Group AB, Class B 940 9,927
Nilorngruppen AB, Class B 12 78
*Nivika Fastigheter AB, Class
B 20 78
*Nobia AB 1,072 501
Nolato AB, Class B 2,476 12,901

Dimensional International Vector Equity ETF
continued
Shares Value †
SWEDEN — (Continued)
Nordic Paper Holding AB 604 $ 2,798
Nordnet AB 428 8,856
*Norion Bank AB 936 3,626
*Norva24 Group AB 132 384
*Note AB 384 4,909
NP3 Fastigheter AB 20 463
Nyfosa AB 1,014 10,187
*Orron Energy ab 3,450 2,295
*Ovzon AB 96 110
Peab AB, Class B 1,654 12,536
Platzer Fastigheter Holding
AB, Class B 40 336
Prevas AB, Class B 12 124
*Pricer AB, Class B 344 386
Proact IT Group AB 396 5,041
Probi AB 4 104
Ratos AB, Class B 3,522 11,191
RaySearch Laboratories AB 414 5,881
Rejlers AB 76 1,081
Rottneros AB 188 172
RVRC Holding AB 944 4,097
Sagax AB, Class B 406 9,668
Sandvik AB 816 15,939
Scandi Standard AB 610 4,618
Ω*Scandic Hotels Group AB 1,250 8,032
*Sdiptech AB 828 18,556
Securitas AB, Class B 938 10,958
*Sensys Gatso Group AB 32 183
Ω*Sinch AB 4,078 12,074
*Sivers Semiconductors AB 400 146
Skandinaviska Enskilda
Banken AB, Class A 2,006 28,206
Skanska AB, Class B 614 12,406
SKF AB, Class B 1,248 23,479
SkiStar AB 324 4,969
Softronic AB, Class B 52 115
Solid Forsakring AB 36 289
SSAB AB, Class B 4,896 22,933
*Stendorren Fastigheter AB 12 222
*Stillfront Group AB 936 643
Storskogen Group AB, Class B 11,216 9,247
Svedbergs Group AB 108 453
Svenska Cellulosa AB SCA,
Class B 1,598 21,035
Svenska Handelsbanken AB,
Class A 798 8,263
Sweco AB, Class B 558 9,371
Swedbank AB, Class A 832 16,811
Synsam AB 208 936
Systemair AB 156 1,190
Tele2 AB, Class B 2,814 29,363
Telefonaktiebolaget LM
Ericsson, Class B 8,182 68,040
#Telia Co. AB 5,804 16,794
Tethys Oil AB 68 360
*TF Bank AB 16 467
Trelleborg AB, Class B 68 2,247
Truecaller AB, Class B 896 3,978
VBG Group AB, Class B 48 1,382
Shares Value †
SWEDEN — (Continued)
*Vestum AB 520 $ 549
#*Viaplay Group AB 2,672 204
Vitec Software Group AB,
Class B 154 6,701
Volati AB 28 258
Volvo AB, Class A 364 9,491
Volvo AB, Class B 4,488 116,058
#*Volvo Car AB, Class B 3,928 8,416
#Wallenstam AB, Class B 116 545
Wihlborgs Fastigheter AB 1,544 16,104
TOTAL SWEDEN 1,221,960
SWITZERLAND — (7.1%)
ABB, Ltd., Registered 932 51,628
Accelleron Industries AG 570 30,507
#Alcon AG, ADR 1,028 94,525
Allreal Holding AG, Registered 376 66,790
ALSO Holding AG, Registered 36 9,576
*ams-OSRAM AG 2,008 19,390
APG SGA SA 4 911
*Aryzta AG 22,820 40,272
Ascom Holding AG, Registered 748 4,165
Autoneum Holding AG 68 9,091
Avolta AG 856 33,816
Baloise Holding AG,
Registered 110 21,104
Banque Cantonale de Geneve 22 6,513
Banque Cantonale Vaudoise,
Registered 464 46,201
Barry Callebaut AG,
Registered 18 31,475
Bell Food Group AG 50 15,294
Bellevue Group AG 32 542
Berner Kantonalbank AG,
Registered 60 16,168
BKW AG 36 6,312
Bossard Holding AG,
Registered 148 35,515
Bucher Industries AG,
Registered 80 31,132
Burckhardt Compression
Holding AG 36 26,437
Burkhalter Holding AG 64 6,565
Bystronic AG 4 1,527
Calida Holding AG, Registered 54 1,624
*Cicor Technologies, Ltd.,
Registered 36 2,182
Cie Financiere Richemont SA,
Registered 360 52,187
Cie Financiere Tradition SA 30 5,256
Clariant AG, Registered 1,432 19,856
Coltene Holding AG,
Registered 8 494
COSMO Pharmaceuticals NV 200 15,474
CPH Group AG 4 322
DKSH Holding AG 408 29,112
#*DocMorris AG 32 1,258
dormakaba Holding AG 18 13,697
EFG International AG 2,010 27,429

Dimensional International Vector Equity ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Emmi AG, Registered 18 $ 17,111
#Feintool International Holding
AG, Registered 174 3,280
Flughafen Zurich AG,
Registered 228 53,632
Forbo Holding AG, Registered 32 31,419
ΩGalenica AG 462 40,179
Geberit AG, Registered 126 78,803
Georg Fischer AG, Registered 568 41,186
Glarner Kantonalbank 72 1,774
Helvetia Holding AG,
Registered 70 11,835
Hiag Immobilien Holding AG 36 3,422
Holcim AG 1,106 108,822
#*Idorsia, Ltd. 322 365
Implenia AG, Registered 40 1,411
*Ina Invest AG 4 92
*Intershop Holding AG 64 8,985
Investis Holding SA 8 1,018
Julius Baer Group, Ltd. 790 48,111
Jungfraubahn Holding AG,
Registered 72 13,706
Komax Holding AG, Class R 12 1,521
*Kudelski SA 260 422
Kuehne + Nagel International
AG, Class R 144 35,904
Lastminute.com NV 12 222
Liechtensteinische
Landesbank AG 132 10,777
Luzerner Kantonalbank AG,
Registered 374 27,595
ΩMedmix AG 96 1,101
#Meier Tobler Group AG 16 529
*Meyer Burger Technology AG 96 164
Mikron Holding AG, Registered 36 624
Mobilezone Holding AG,
Registered 378 6,024
Mobimo Holding AG,
Registered 126 38,979
Ω*Montana Aerospace AG 76 1,339
Naturenergie Holding AG 28 1,169
Nestle SA, Registered 3,374 318,320
Novartis AG, Sponsored ADR 2,842 308,073
Novavest Real Estate AG 4 158
OC Oerlikon Corp. AG 5,536 25,263
*Orascom Development
Holding AG 36 157
Orior AG 16 795
Partners Group Holding AG 25 34,492
PSP Swiss Property AG,
Registered 126 17,865
Rieter Holding AG, Registered 4 423
Roche Holding AG 28 9,494
Roche Holding AG 836 259,008
Romande Energie Holding SA,
Registered 8 428
Sandoz Group AG 1,418 64,529
*Santhera Pharmaceuticals
Holding AG, Registered 110 1,102
Shares Value †
SWITZERLAND — (Continued)
Schindler Holding AG,
Registered 36 $ 10,242
Schweiter Technologies AG 4 1,830
SFS Group AG 166 23,728
*SGS SA, Registered 496 52,485
Siegfried Holding AG,
Registered 8 10,454
SIG Group AG 2,696 57,961
St. Galler Kantonalbank AG,
Registered 58 28,239
Stadler Rail AG 482 13,768
Sulzer AG, Registered 156 24,067
Swatch Group AG (The) 104 21,234
Swiss Life Holding AG 76 61,911
Swiss Re AG 610 78,058
Swisscom AG, Registered 112 68,130
Swissquote Group Holding SA,
Registered 112 38,106
TX Group AG 50 8,570
u-blox Holding AG 188 14,349
UBS Group AG, ADR 2,464 75,596
Valiant Holding AG 438 50,957
Vaudoise Assurances Holding
SA 18 9,576
Vetropack Holding AG 176 5,821
Vontobel Holding AG, Class R 636 41,336
VP Bank AG, Class A 54 4,559
*V-ZUG Holding AG 36 2,256
Walliser Kantonalbank,
Registered 12 1,568
Zehnder Group AG,
Registered 268 14,939
Zurich Insurance Group AG 126 74,431
TOTAL SWITZERLAND 3,200,146
UNITED KINGDOM — (11.4%)
4imprint Group PLC 216 14,190
Admiral Group PLC 900 29,668
ΩAirtel Africa PLC 8,442 11,071
AJ Bell PLC 2,358 13,475
Anglo American PLC 2,772 85,531
Antofagasta PLC 918 20,441
Ashtead Group PLC 2,358 175,466
Associated British Foods PLC 810 23,129
AstraZeneca PLC, Sponsored
ADR 1,796 127,785
ΩAuto Trader Group PLC 3,294 35,539
B&M European Value Retail
SA 9,216 45,925
Babcock International Group
PLC 2,574 15,620
Balfour Beatty PLC 4,806 27,483
Bank of Georgia Group PLC 450 24,067
Barclays PLC 36,054 110,088
Barratt Redrow PLC 4,266 24,483
Beazley PLC 7,128 69,235
Bellway PLC 1,188 43,316
BP PLC, Sponsored ADR 5,414 158,955
Breedon Group PLC 2,430 13,746

Dimensional International Vector Equity ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
ΩBridgepoint Group PLC 810 $ 3,245
British American Tobacco
PLC, Sponsored ADR 2,314 80,944
BT Group PLC 54,486 96,844
Burberry Group PLC 4,410 44,416
Centamin PLC 14,994 30,612
Centrica PLC 28,080 42,346
Coats Group PLC 13,122 15,993
Coca-Cola HBC AG 684 23,831
Compass Group PLC 2,286 73,915
Computacenter PLC 720 20,272
DCC PLC 666 41,990
Direct Line Insurance Group
PLC 13,374 28,250
Drax Group PLC 4,878 39,071
Dunelm Group PLC 900 12,855
Energean PLC 1,458 18,857
Entain PLC 5,382 51,549
Experian PLC 1,296 62,932
*Frasers Group PLC 450 4,403
Fresnillo PLC 2,052 19,509
Games Workshop Group PLC 234 35,981
Glencore PLC 10,332 53,970
Grafton Group PLC 1,854 23,874
Grainger PLC 7,128 20,802
Greggs PLC 792 27,920
#GSK PLC, ADR 4,894 179,904
Harbour Energy PLC 3,942 14,008
Hays PLC 16,686 16,604
*Hiscox, Ltd. 3,294 45,822
Howden Joinery Group PLC 3,690 39,945
HSBC Holdings PLC 12,330 112,819
IMI PLC 2,016 42,766
Imperial Brands PLC 4,338 130,337
Inchcape PLC 3,168 29,162
#InterContinental Hotels Group
PLC, Sponsored ADR 180 20,061
International Workplace Group
PLC 5,292 10,859
Intertek Group PLC 810 48,403
ITV PLC 31,086 29,535
J Sainsbury PLC 9,882 33,820
JD Sports Fashion PLC 6,732 10,732
Johnson Matthey PLC 558 10,675
Kingfisher PLC 8,928 33,574
Lancashire Holdings, Ltd. 2,394 19,421
Legal & General Group PLC 18,180 50,743
Lloyds Banking Group PLC 92,736 63,666
Man Group PLC 11,538 29,460
Marks & Spencer Group PLC 11,124 53,745
*Mitchells & Butlers PLC 3,024 9,739
Mitie Group PLC 11,502 17,242
*National Grid PLC 2,394 30,046
NatWest Group PLC 17,946 84,836
Next PLC 432 54,374
OSB Group PLC 4,284 19,486
Pennon Group PLC 864 6,048
Pets at Home Group PLC 4,500 17,136
Shares Value †
UNITED KINGDOM — (Continued)
Phoenix Group Holdings PLC 3,528 $ 22,280
*Playtech PLC 1,026 9,576
Plus500, Ltd. 648 19,511
Premier Foods PLC 7,146 17,309
Prudential PLC, Sponsored
ADR 3,002 49,773
Reckitt Benckiser Group PLC 3,780 227,630
RELX PLC, Sponsored ADR 2,762 127,660
RHI Magnesita NV 162 6,686
Rio Tinto PLC, Sponsored
ADR 1,058 68,654
*Rolls-Royce Holdings PLC 4,662 32,090
Serco Group PLC 10,764 24,231
Severn Trent PLC 288 9,509
Shell PLC, ADR 7,586 512,434
Softcat PLC 972 21,182
*SSE PLC 2,520 57,053
St James's Place PLC 4,590 47,976
*Standard Chartered PLC 4,824 55,842
Tate & Lyle PLC 3,510 33,845
TBC Bank Group PLC 504 17,819
Telecom Plus PLC 666 14,385
Tesco PLC 32,255 141,905
TP ICAP Group PLC 7,974 23,015
Travis Perkins PLC 2,070 21,503
Unilever PLC, Sponsored ADR 3,854 234,747
United Utilities Group PLC 1,656 21,769
*Vistry Group PLC 234 2,736
Vodafone Group PLC 50,616 46,866
WH Smith PLC 1,224 20,772
Whitbread PLC 990 38,349
WPP PLC, Sponsored ADR 982 51,545
TOTAL UNITED KINGDOM 5,187,214
TOTAL COMMON STOCKS 44,250,891
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG 98 7,187
ΩDr. Ing. h.c. F. Porsche AG 252 17,685
Draegerwerk AG & Co. KGaA 154 7,465
*Einhell Germany AG, Class P 44 3,167
FUCHS SE 576 26,777
Henkel AG & Co. KGaA 448 38,705
Porsche Automobil Holding SE 480 19,870
Sixt SE 306 19,069
STO SE & Co. KGaA 36 4,768
Volkswagen AG 650 62,762
TOTAL GERMANY 207,455
TOTAL PREFERRED
STOCKS 207,455

Dimensional International Vector Equity ETF
continued
Shares Value †
GERMANY — (Continued)
RIGHT/WARRANT — (0.0%)
ITALY — (0.0%)
*CIR Spa Compagnie
Industriali 11/11/2024 8,686 $ –
TOTAL ITALY –
TOTAL RIGHT/WARRANT –
Shares Value †
ITALY — (Continued)
TOTAL INVESTMENT SECURITIES — (97.9%)
(Cost $45,526,838) $ 44,458,346
SECURITIES LENDING COLLATERAL — ( 2.1% )
@§The DFA Short Term
Investment Fund 81,724 945,218
TOTAL INVESTMENTS — ( 100.0% )
(Cost $46,472,056) $ 45,403,564
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $903,337 which represented 2.0% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 3,132,096 $ 8,679 $ — $ 3,140,775
Austria .............................. 251,915 — — 251,915
Belgium ............................. 537,325 — — 537,325
Canada ............................. 5,100,308 — — 5,100,308
China ............................... 1,136 — — 1,136
Denmark ............................ 1,467,319 — — 1,467,319
Finland .............................. 794,446 — — 794,446
France .............................. 3,334,763 — — 3,334,763
Germany ............................ 3,332,702 — — 3,332,702
Hong Kong ........................... 673,528 — — 673,528
Ireland .............................. 200,920 — — 200,920
Israel ............................... 266,490 — — 266,490
Italy ................................ 1,141,778 — — 1,141,778
Japan ............................... 10,738,193 — — 10,738,193
Netherlands .......................... 1,615,449 — — 1,615,449
New Zealand ......................... 135,884 — — 135,884
Norway .............................. 336,503 — — 336,503
Portugal ............................. 112,760 — — 112,760
Singapore ............................ 441,153 — — 441,153
Spain ............................... 1,018,224 — — 1,018,224
Sweden ............................. 1,221,960 — — 1,221,960
Switzerland ........................... 3,200,146 — — 3,200,146
United Kingdom ....................... 5,187,214 — — 5,187,214
Preferred Stocks
Germany ............................ 207,455 — — 207,455
Right/Warrant
Italy ................................ — — — —
Securities Lending Collateral ............... — 945,218 — 945,218
Total Investments ........................ $44,449,667 $953,897 $— $45,403,564
See accompanying Notes to Financial Statements.

Dimensional Emerging Core Equity Market ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value †
COMMON STOCKS — (97.9%)
BRAZIL — (2.9%)
AES Brasil Energia SA 92,058 $ 128,973
*Allianca Saude e
Participacoes SA 100 264
Allos SA 227,277 868,472
Alupar Investimento SA 26,360 133,604
Ambev SA 109,100 238,225
#Ambev SA, Sponsored ADR 1,060,767 2,312,472
*Ambipar Participacoes e
Empreendimentos S/A 36,988 826,180
Anima Holding SA 209,846 92,439
Armac Locacao Logistica E
Servicos SA 16,100 20,776
*Atacadao SA 374,500 484,561
Auren Energia SA 128,167 226,942
*Azzas 2154 SA 68,763 489,879
B3 SA - Brasil Bolsa Balcao 2,420,900 4,441,366
Banco Bradesco SA 248,900 547,784
Banco Bradesco SA,
Sponsored ADR 320,600 791,882
Banco BTG Pactual SA 459,516 2,581,466
Banco do Brasil SA 1,049,000 4,771,353
Banco Santander Brasil SA 229,800 1,079,777
Banco Santander Brasil SA,
Sponsored ADR 7,200 34,056
BB Seguridade Participacoes
SA 406,393 2,405,889
Bemobi Mobile Tech SA 44,600 118,805
Boa Safra Sementes SA 33,854 72,811
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 32,577 132,531
*Braskem SA, Class A,
Sponsored ADR 3,900 23,712
*Brava Energia 119,531 350,617
*BRF SA 287,312 1,301,869
*BRF SA, Sponsored ADR 9,000 41,130
Brisanet Participacoes SA 12,989 6,956
*C&A MODAS SA 82,500 185,701
Caixa Seguridade
Participacoes S/A 77,200 192,041
Camil Alimentos SA 74,392 101,524
CCR SA 611,800 1,294,675
Centrais Eletricas Brasileiras
SA 449,262 2,946,833
#Centrais Eletricas Brasileiras
SA, Sponsored ADR 54,600 359,268
*Cia Brasileira de Aluminio 140,339 141,097
*Cia Brasileira de Distribuicao 52,100 27,001
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 137,600 2,188,764
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 36,440 579,032
Cia de Saneamento de Minas
Gerais Copasa MG 110,300 439,199
Shares Value †
BRAZIL — (Continued)
Cia de Sanena Do Parana 558,900 $ 2,606,832
Cia de Sanena Do Parana 400 356
Cia Energetica de Minas
Gerais 374 939
Cia Energetica de Minas
Gerais, Sponsored ADR 418,570 807,840
Cia Paranaense de Energia
- Copel 49,252 74,107
Cia Paranaense de Energia -
Copel, ADR 37,075 248,773
Cia Siderurgica Nacional SA 479,451 974,846
CM Hospitalar SA 25,793 9,223
*Cogna Educacao SA 1,103,578 268,805
*Construtora Tenda S/A 54,055 140,163
Cosan SA 966,763 1,974,025
Cosan SA, ADR 20,275 164,836
CPFL Energia SA 125,900 712,717
CSU Digital SA 100 306
Cury Construtora e
Incorporadora SA 95,000 401,088
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 213,392 801,407
ΩDesktop SA 24,346 56,021
Dexco SA 194,087 277,614
Dimed SA Distribuidora da
Medicamentos 63,500 111,121
Direcional Engenharia SA 56,795 306,897
EcoRodovias Infraestrutura e
Logistica SA 152,212 187,479
*Embraer SA 201,700 1,689,210
*Embraer SA, Sponsored ADR 84,075 2,818,194
Empreendimentos Pague
Menos S/A 148,049 73,401
Energisa S/A 205,475 1,531,634
*Eneva SA 452,883 1,023,314
Engie Brasil Energia SA 111,735 800,458
Equatorial Energia SA 707,719 3,926,916
Eternit SA 25,900 23,668
Even Construtora e
Incorporadora S/A 64,528 67,217
Ez Tec Empreendimentos e
Participacoes S/A 71,000 171,345
Fleury SA 120,316 308,026
Fras-Le SA 38,710 145,913
*Gafisa S/A 38,989 10,372
Gerdau SA, Sponsored ADR 707,766 2,208,230
ΩGPS Participacoes e
Empreendimentos SA 113,400 334,201
Grendene SA 169,560 155,830
*Grupo Casas Bahia SA 12,292 8,749
Grupo Mateus SA 116,700 152,811
Grupo SBF SA 80,700 202,003
Guararapes Confeccoes SA 68,374 100,280

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
BRAZIL — (Continued)
Ω*Hapvida Participacoes e
Investimentos S/A 4,489,177 $ 2,729,761
*Hidrovias do Brasil SA 353,900 192,578
Hospital Mater Dei SA 47,219 34,667
Hypera SA 166,600 636,037
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 11,900 39,346
Iochpe Maxion SA 83,245 146,537
Irani Papel e Embalagem SA 75,200 98,340
*IRB-Brasil Resseguros SA 36,118 270,413
Itau Unibanco Holding SA,
Sponsored ADR 153,100 926,255
Jalles Machado SA 106,688 111,871
JBS S/A 412,688 2,567,203
JHSF Participacoes SA 213,945 164,097
JSL SA 77,430 106,339
Kepler Weber SA 80,900 141,850
Klabin SA 728,690 2,625,865
Lavvi Empreendimentos
Imobiliarios SA 51,610 75,604
Localiza Rent a Car SA 272,522 1,978,212
LOG Commercial Properties e
Participacoes SA 23,500 91,828
*Log-in Logistica Intermodal
SA 15,100 68,943
Lojas Quero-Quero SA 178,071 88,593
Lojas Renner SA 433,025 1,389,121
Ω*LWSA SA 220,325 157,953
M. Dias Branco SA 100 432
*Magazine Luiza SA 47,933 78,332
Mahle Metal Leve SA 20,158 104,259
Marcopolo SA 240 271
*Marfrig Global Foods SA 122,400 331,757
*Marisa Lojas SA 5,752 944
ΩMeliuz SA 6,095 3,601
Mills Locacao Servicos e
Logistica SA 73,088 132,572
*Minerva SA 46,103 46,193
*Moura Dubeux Engenharia
S/A 43,800 121,365
*Movida Participacoes SA 110,549 114,583
*MRV Engenharia e
Participacoes SA 233,556 279,198
*Multilaser Industrial SA 117,700 32,939
Multiplan Empreendimentos
Imobiliarios SA 102,300 452,232
Natura & Co. Holding SA 620,200 1,468,874
Neoenergia SA 32,200 106,244
*Oceanpact Servicos
Maritimos SA 36,200 39,272
Odontoprev SA 175,224 332,967
*Oncoclinicas do Brasil
Servicos Medicos SA 117,000 92,973
*Orizon Valorizacao de
Residuos SA 28,629 229,329
Petroleo Brasileiro SA 930,206 6,276,631
Petroleo Brasileiro SA,
Sponsored ADR 429,350 5,311,059
Shares Value †
BRAZIL — (Continued)
Petroleo Brasileiro SA,
Sponsored ADR 103,050 $ 1,386,023
Petroreconcavo S/A 118,900 348,766
Plano & Plano
Desenvolvimento Imobiliario
SA 32,904 80,260
Porto Seguro SA 117,400 773,709
Positivo Tecnologia SA 68,400 75,740
PRIO SA 522,166 3,696,543
Raia Drogasil SA 733,535 3,084,300
ΩRede D'Or Sao Luiz SA 180,674 916,362
Romi SA 35,182 61,384
Rumo SA 465,300 1,599,563
Santos Brasil Participacoes SA 208,300 454,473
Sao Martinho S/A 98,000 428,652
*Sendas Distribuidora S/A 111,500 144,269
#*Sendas Distribuidora S/A,
ADR 58,725 381,712
Ω*Ser Educacional SA 40,400 48,853
*Serena Energia SA 160,749 230,484
*SIMPAR SA 216,000 199,629
SLC Agricola SA 89,054 261,681
Smartfit Escola de Ginastica e
Danca SA 106,600 402,368
Suzano SA 415,500 4,290,120
#Suzano SA, Sponsored ADR 40,800 419,016
SYN prop e tech SA 20,100 29,340
Tegma Gestao Logistica SA 20,146 102,735
Telefonica Brasil SA 49,800 452,856
Telefonica Brasil SA, ADR 103,025 938,558
TIM SA 446,563 1,279,035
TIM SA, ADR 11,800 168,740
TOTVS SA 15,113 77,905
Transmissora Alianca de
Energia Eletrica S/A 210,000 1,270,430
Tres Tentos Agroindustrial S/A 89,031 174,871
Trisul SA 25,860 23,632
Tupy SA 49,419 199,341
Ultrapar Participacoes SA 341,000 1,230,575
Ultrapar Participacoes SA,
Sponsored ADR 98,900 358,018
Vale SA 287,516 3,082,400
Vale SA, Sponsored ADR 1,301,300 13,923,910
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 50,251 208,079
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 181,059 196,737
Vibra Energia SA 847,454 3,266,111
Vittia Fertilizantes E Biologicos
SA 30,759 29,278
Vivara Participacoes SA 77,800 343,657
Vulcabras SA 35,059 99,446
WEG SA 593,800 5,550,510
Wilson Sons SA 23,100 63,409
Wiz Co. 52,254 52,446
XP, Inc. 3,333 58,205
YDUQS Participacoes SA 153,347 281,064

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
BRAZIL — (Continued)
*Zamp SA 249,452 $ 103,422
TOTAL BRAZIL 141,903,150
CHILE — (0.3%)
Aguas Andinas SA, Class A 410,113 117,152
Banco de Chile 4,969,225 578,880
Banco de Chile, Sponsored
ADR 67,854 1,574,213
Banco de Credito e
Inversiones SA 27,831 816,320
Banco Santander Chile 5,615,259 278,827
Banco Santander Chile,
Sponsored ADR 39,817 778,024
Besalco SA 31,632 19,031
Camanchaca SA 2,668 98
*CAP SA 48,809 292,926
Cencosud SA 1,173,394 2,433,612
*Cencosud Shopping SA 7,323 12,088
Cia Cervecerias Unidas SA 24,282 134,388
Colbun SA 1,928,271 238,670
Empresa Nacional de
Telecomunicaciones SA 29,927 97,398
Empresas CMPC SA 609,265 970,206
Empresas Copec SA 148,748 939,122
Empresas Lipigas SA 64 245
Enel Americas SA 2,893,757 271,037
Enel Chile SA 16,634,812 882,756
*Engie Energia Chile SA 137,853 128,328
*Falabella SA 405,904 1,456,970
Forus SA 116 216
Grupo Security SA 2,084 569
Instituto de Diagnostico SA 124 197
Inversiones Aguas
Metropolitanas SA 99,550 74,550
Inversiones La Construccion
SA 2,696 21,137
Multiexport Foods SA 580 123
Parque Arauco SA 75,496 123,983
PAZ Corp. SA 400 199
Plaza SA 131,088 214,064
*Ripley Corp. SA 430,920 123,257
Salfacorp SA 89,256 53,288
Sigdo Koppers SA 4,830 5,275
SMU SA 721,818 111,618
Sociedad Matriz SAAM SA 172,028 18,430
#Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 62,818 2,411,583
*Socovesa SA 972 80
SONDA SA 55,132 20,430
Vina Concha y Toro SA 105,666 121,818
TOTAL CHILE 15,321,108
CHINA — (25.3%)
360 Security Technology, Inc.,
Class A 58,900 79,907
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 95,800 219,479
Ω3SBio, Inc. 2,453,500 1,839,873
Shares Value †
CHINA — (Continued)
*5I5J Holding Group Co., Ltd.,
Class A 176,400 $ 87,608
AAC Technologies Holdings,
Inc. 620,000 2,508,104
Accelink Technologies Co.,
Ltd., Class A 18,500 118,171
*Addsino Co., Ltd., Class A 14,500 17,129
Advanced Technology &
Materials Co., Ltd., Class A 44,300 67,433
*AECC Aero Science and
Technology Co., Ltd., Class A 21,700 62,958
AECC Aero-Engine Control
Co., Ltd., Class A 39,300 132,161
AECC Aviation Power Co.,
Ltd., Class A 43,800 262,756
*Aerospace Hi-Tech Holdings
Group, Ltd., Class A 39,100 75,920
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 22,300 57,441
#*Agile Group Holdings, Ltd. 484,000 57,898
Agricultural Bank of China,
Ltd., Class H 11,699,000 5,748,377
Aier Eye Hospital Group Co.,
Ltd., Class A 351,747 715,056
#*Air China, Ltd., Class H 1,114,000 626,181
Aisino Corp., Class A 66,700 95,261
Ω#AK Medical Holdings, Ltd. 236,000 145,405
Ω*Akeso, Inc. 127,000 1,025,880
Alibaba Group Holding, Ltd.,
Class W 6,766,900 82,297,077
Alibaba Group Holding, Ltd.,
Sponsored ADR 84,721 8,300,964
#*Alibaba Health Information
Technology, Ltd. 1,332,000 673,333
*Alibaba Pictures Group, Ltd. 8,740,000 545,238
Ω#A-Living Smart City
Services Co., Ltd., Class A 415,500 168,351
All Winner Technology Co.,
Ltd., Class A 8,300 46,450
Ω*Alliance International
Education Leasing Holdings,
Ltd. 141,000 5,078
Allmed Medical Products Co.,
Ltd., Class A 27,400 32,521
*Alpha Group, Class A 67,800 67,345
Aluminum Corp. of China, Ltd.,
Class H 3,554,000 2,262,850
Amlogic Shanghai Co., Ltd.,
Class A 8,906 87,013
Amoy Diagnostics Co., Ltd.,
Class A 14,700 49,785
An Hui Wenergy Co., Ltd.,
Class A 18,800 20,573
*ANE Cayman, Inc. 188,000 202,161
*Angang Steel Co., Ltd., Class
H 362,000 70,310
Angel Yeast Co., Ltd., Class A 32,800 167,317
ΩAngelalign Technology, Inc. 23,200 182,183

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Anhui Anfu Battery Technology
Co., Ltd. 15,300 $ 63,751
Anhui Anke Biotechnology
Group Co., Ltd., Class A 69,300 88,960
Anhui Conch Cement Co.,
Ltd., Class H 1,030,500 2,995,640
Anhui Construction
Engineering Group Co., Ltd.,
Class A 91,600 62,327
Anhui Expressway Co., Ltd.,
Class H 276,000 307,440
Anhui Guangxin Agrochemical
Co., Ltd., Class A 39,036 59,147
Anhui Gujing Distillery Co.,
Ltd., Class A 13,200 348,915
Anhui Heli Co., Ltd., Class A 25,300 63,748
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 69,900 92,574
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 38,300 77,590
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 62,500 47,437
Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 42,300 243,016
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 70,940 52,251
Anhui Jinhe Industrial Co.,
Ltd., Class A 27,536 88,814
Anhui Kouzi Distillery Co., Ltd.,
Class A 29,900 162,633
*Anhui Tatfook Technology
Co., Ltd., Class A 37,600 89,518
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 32,760 43,111
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 65,400 58,355
Anhui Yingjia Distillery Co.,
Ltd., Class A 23,700 200,098
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 51,400 96,053
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 4,573 98,866
Anjoy Foods Group Co., Ltd.,
Class A 11,800 141,742
Anker Innovations Technology
Co., Ltd., Class A 11,420 128,446
ANTA Sports Products, Ltd. 894,600 9,545,054
Anton Oilfield Services Group 4,000 298
Aoshikang Technology Co.,
Ltd., Class A 20,500 72,908
Aotecar New Energy
Technology Co., Ltd., Class A 159,000 64,690
Apeloa Pharmaceutical Co.,
Ltd., Class A 55,600 125,898
Shares Value †
CHINA — (Continued)
ApicHope Pharmaceutical Co.,
Ltd., Class A 17,700 $ 38,242
Ω#*Arrail Group, Ltd. 35,500 15,023
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 41,800 112,595
ΩAsiaInfo Technologies, Ltd. 194,000 128,262
Asymchem Laboratories
Tianjin Co., Ltd., Class A 1,700 19,774
Autel Intelligent Technology
Corp., Ltd., Class A 22,215 95,556
Autobio Diagnostics Co., Ltd.,
Class A 27,000 170,420
Avary Holding Shenzhen Co.,
Ltd., Class A 35,800 188,496
AviChina Industry &
Technology Co., Ltd., Class H 1,931,000 1,040,709
AVICOPTER PLC, Class A 21,500 126,716
Bafang Electric Suzhou Co.,
Ltd., Class A 6,076 18,216
ΩBAIC Motor Corp., Ltd.,
Class H 1,739,000 480,918
*Baidu, Inc. 1,109,300 12,727,614
#*Baidu, Inc., Sponsored ADR 26,328 2,401,903
Baiyin Nonferrous Group Co.,
Ltd., Class A 233,900 102,383
Bank of Beijing Co., Ltd.,
Class A 323,700 256,586
Bank of Changsha Co., Ltd.,
Class A 193,700 231,532
Bank of Chengdu Co., Ltd.,
Class A 126,700 273,740
Bank of China, Ltd., Class H 39,652,000 18,820,215
Bank of Chongqing Co., Ltd.,
Class H 254,000 184,593
Bank of Communications Co.,
Ltd., Class H 3,655,000 2,769,082
Bank of Guiyang Co., Ltd.,
Class A 161,036 135,329
Bank of Hangzhou Co., Ltd.,
Class A 197,500 383,482
Bank of Jiangsu Co., Ltd.,
Class A 631,660 780,730
Bank of Nanjing Co., Ltd.,
Class A 289,280 415,991
Bank of Ningbo Co., Ltd.,
Class A 184,570 661,338
Bank of Suzhou Co., Ltd.,
Class A 177,760 190,532
Bank of Xi'an Co., Ltd., Class
A 89,100 45,251
Baoji Titanium Industry Co.,
Ltd. 8,900 38,320
Baoshan Iron & Steel Co., Ltd.,
Class A 890,600 814,651
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 90,400 53,013
Baowu Magnesium
Technology Co., Ltd., Class A 13,440 19,176

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Baoxiniao Holding Co., Ltd.,
Class A 78,200 $ 44,762
#*Baozun, Inc., Class A 6,200 6,173
*Baozun, Inc., Sponsored ADR 34,408 107,697
Bear Electric Appliance Co.,
Ltd., Class A 10,900 68,906
Befar Group Co., Ltd., Class A 122,800 68,396
Beibuwan Port Co., Ltd., Class
A 54,800 61,582
*BeiGene, Ltd. 165,000 2,585,023
#*BeiGene, Ltd., Sponsored
ADR 3,351 679,047
*Beijing Aosaikang
Pharmaceutical Co., Ltd.,
Class A 14,200 26,476
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 16,300 55,478
*Beijing Capital Development
Co., Ltd., Class A 50,900 20,923
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 237,700 114,384
*Beijing Capital International
Airport Co., Ltd., Class H 1,532,000 557,671
Beijing Career International
Co., Ltd., Class A 8,500 23,445
Beijing Changjiu Logistics
Corp., Class A 42,100 44,830
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class H 42,250 43,204
*Beijing Compass Technology
Development Co., Ltd., Class
A 9,300 133,866
*Beijing Cuiwei Tower Co., Ltd. 25,900 33,320
Beijing Dabeinong Technology
Group Co., Ltd., Class A 135,450 89,884
Beijing Dahao Technology
Corp., Ltd., Class A 13,300 27,765
Beijing Easpring Material
Technology Co., Ltd., Class A 23,400 136,372
*Beijing E-Hualu Information
Technology Co., Ltd., Class A 11,400 47,549
Beijing Enlight Media Co., Ltd.,
Class A 64,400 79,869
Beijing Enterprises Holdings,
Ltd. 323,000 1,057,361
Beijing Enterprises Water
Group, Ltd. 2,860,000 853,468
Beijing Forever Technology
Co., Ltd., Class A 33,200 30,508
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 70,600 52,396
*Beijing Global Safety
Technology Co., Ltd., Class A 14,100 46,922
*Beijing Haixin Energy
Technology Co., Ltd., Class A 117,300 65,991
Beijing Haohua Energy
Resource Co., Ltd., Class A 41,600 49,725
Shares Value †
CHINA — (Continued)
*Beijing Jetsen Technology
Co., Ltd., Class A 101,700 $ 81,470
Beijing Jingneng Clean Energy
Co., Ltd., Class H 936,000 228,751
Beijing Jingyuntong
Technology Co., Ltd., Class A 2,000 889
Beijing Kingsoft Office
Software, Inc., Class A 2,000 72,260
*Beijing Leike Defense
Technology Co., Ltd., Class A 65,700 47,377
Beijing New Building Materials
PLC, Class A 55,600 242,826
Beijing North Star Co., Ltd.,
Class H 2,000 224
*Beijing Orient National
Communication Science &
Technology Co., Ltd., Class A 41,500 58,397
Beijing Originwater Technology
Co., Ltd., Class A 134,279 95,135
Beijing Relpow Technology
Co., Ltd., Class A 200 378
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 11,200 26,304
Beijing Science Sun
Pharmaceutical Co., Ltd.,
Class A 14,500 16,071
Beijing Shiji Information
Technology Co., Ltd., Class A 28,854 31,413
Beijing Shougang Co., Ltd.,
Class A 212,400 97,739
*Beijing Shunxin Agriculture
Co., Ltd., Class A 28,200 70,739
Beijing Sifang Automation Co.,
Ltd., Class A 19,800 50,307
Beijing Sinnet Technology Co.,
Ltd., Class A 72,800 110,714
Beijing SL Pharmaceutical Co.,
Ltd., Class A 50,300 51,585
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 81,300 48,475
Beijing Strong Biotechnologies,
Inc., Class A 28,000 54,014
*Beijing Teamsun Technology
Co., Ltd., Class A 71,200 58,935
*Beijing Thunisoft Corp., Ltd.,
Class A 34,700 50,289
Beijing Tiantan Biological
Products Corp., Ltd., Class A 73,464 222,108
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 152,000 158,952
Beijing Tong Ren Tang Co.,
Ltd., Class A 5,100 28,334
*Beijing Tongtech Co., Ltd.,
Class A 22,300 52,935
Beijing Ultrapower Software
Co., Ltd., Class A 106,700 192,208
Beijing United Information
Technology Co., Ltd., Class A 31,100 115,537

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Beijing Wandong Medical
Technology Co., Ltd. 13,200 $ 26,334
Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 16,060 160,829
*Beijing Watertek Information
Technology Co., Ltd., Class A 52,200 30,172
Beijing WKW Automotive Parts
Co., Ltd., Class A 105,500 49,732
Beijing Yanjing Brewery Co.,
Ltd., Class A 96,700 137,700
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 13,500 79,433
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 11,630 16,626
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 1,820,400 1,386,782
*Beiqi Foton Motor Co., Ltd.,
Class A 341,000 128,691
Bestore Co., Ltd., Class A 26,800 46,096
Bestsun Energy Co., Ltd.,
Class A 200 99
*Bestway Marine & Energy
Technology Co., Ltd., Class A 84,900 67,893
Bethel Automotive Safety
Systems Co., Ltd., Class A 21,420 145,898
Betta Pharmaceuticals Co.,
Ltd., Class A 7,600 49,111
Beyondsoft Corp., Class A 19,800 37,862
BGI Genomics Co., Ltd., Class
A 14,118 90,458
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 25,200 69,400
*Bilibili, Inc., Class Z 105,540 2,315,950
*Bilibili, Inc., Sponsored ADR 1,760 38,931
Binjiang Service Group Co.,
Ltd. 4,000 9,416
Black Peony Group Co., Ltd.,
Class A 39,200 26,673
Bloomage Biotechnology
Corp., Ltd., Class A 14,817 124,475
Ω#Blue Moon Group Holdings,
Ltd. 48,500 18,902
*Blue Sail Medical Co., Ltd.,
Class A 49,355 37,806
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 93,800 96,197
Bluestar Adisseo Co., Class A 35,200 54,223
ΩBOC Aviation, Ltd. 188,300 1,462,919
BOC International China Co.,
Ltd., Class A 101,400 165,020
BOE Technology Group Co.,
Ltd., Class A 1,696,600 1,111,572
BOE Varitronix, Ltd. 253,000 179,310
*Bohai Leasing Co., Ltd.,
Class A 315,800 147,536
Bomin Electronics Co., Ltd. 43,900 56,293
Shares Value †
CHINA — (Continued)
Bosideng International
Holdings, Ltd. 3,310,000 $ 1,856,298
Bright Dairy & Food Co., Ltd.,
Class A 39,100 46,188
Bright Real Estate Group Co.,
Ltd., Class A 200 85
BrightGene Bio-Medical
Technology Co., Ltd., Class A 17,416 73,448
Brilliance China Automotive
Holdings, Ltd. 972,000 313,815
B-Soft Co., Ltd., Class A 66,480 52,603
BTG Hotels Group Co., Ltd.,
Class A 44,900 87,496
BYD Co., Ltd. 555,500 20,106,722
BYD Electronic International
Co., Ltd. 607,500 2,617,726
By-health Co., Ltd., Class A 47,200 84,363
#*C&D International
Investment Group, Ltd. 385,104 728,163
C&S Paper Co., Ltd., Class A 35,400 35,262
Caitong Securities Co., Ltd.,
Class A 136,590 158,477
Camel Group Co., Ltd., Class
A 57,500 69,053
Cangzhou Dahua Co., Ltd.,
Class A 34,300 52,452
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 82,000 41,070
Canmax Technologies Co.,
Ltd., Class A 33,170 109,592
Canny Elevator Co., Ltd.,
Class A 53,900 47,791
*Capital Environment Holdings,
Ltd. 8,000 85
Castech, Inc., Class A 16,060 70,027
CCCC Design & Consulting
Group Co., Ltd., Class A 60,700 82,434
CCS Supply Chain
Management Co., Ltd., Class
A 52,800 33,186
CECEP Solar Energy Co.,
Ltd., Class A 151,800 110,317
*CECEP Techand Ecology &
Environment Co., Ltd., Class A 200 76
CECEP Wind-Power Corp.,
Class A 285,980 133,605
Center International Group
Co., Ltd., Class A 18,800 27,932
Central China Securities Co.,
Ltd., Class H 153,000 36,605
CETC Cyberspace Security
Technology Co., Ltd., Class A 16,100 43,571
CETC Digital Technology Co.,
Ltd., Class A 9,000 30,518
CETC Potevio
Science&Technology Co., Ltd.,
Class A 35,300 122,473
CGN Mining Co., Ltd. 780,000 196,645
#CGN New Energy Holdings
Co., Ltd. 1,378,000 407,671

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
*CGN Nuclear Technology
Development Co., Ltd., Class
A 50,400 $ 51,264
ΩCGN Power Co., Ltd., Class
H 6,759,000 2,434,297
Changchun Faway Automobile
Components Co., Ltd., Class A 39,600 50,223
Changchun High-Tech Industry
Group Co., Ltd., Class A 18,000 263,591
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 141,900 63,108
Changjiang Securities Co.,
Ltd., Class A 51,900 51,479
Changshu Fengfan Power
Equipment Co., Ltd., Class A 40,000 27,610
*ChangYuan Technology
Group, Ltd., Class A 52,300 42,410
Changzhou Qianhong
Biopharma Co., Ltd., Class A 45,000 40,089
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 5,300 102,091
Chaozhou Three-Circle Group
Co., Ltd., Class A 41,300 215,369
Cheng De Lolo Co., Ltd.,
Class A 68,000 82,998
Chengdu ALD Aviation
Manufacturing Corp., Class A 13,100 33,394
Chengdu B-Ray Media Co.,
Ltd., Class A 39,300 26,190
*Chengdu CORPRO
Technology Co., Ltd., Class A 27,000 66,138
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 17,600 32,964
Chengdu Galaxy Magnets Co.,
Ltd., Class A 15,800 40,410
Chengdu Hongqi Chain Co.,
Ltd., Class A 99,300 69,656
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 27,500 73,728
Chengdu Kanghua Biological
Products Co., Ltd., Class A 8,700 73,698
Chengdu Leejun Industrial Co.,
Ltd., Class A 49,200 42,588
Chengdu Wintrue Holding Co.,
Ltd., Class A 87,000 96,791
Chengdu Xingrong
Environment Co., Ltd., Class A 54,400 56,324
Chenguang Biotech Group
Co., Ltd., Class A 16,200 20,205
Chengxin Lithium Group Co.,
Ltd., Class A 36,200 74,047
Chengzhi Co., Ltd., Class A 55,500 62,213
Chervon Holdings, Ltd. 52,300 137,235
Chifeng Jilong Gold Mining
Co., Ltd., Class A 106,400 283,620
*China Aerospace International
Holdings, Ltd. 4,000 226
Shares Value †
CHINA — (Continued)
China Aircraft Leasing Group
Holdings, Ltd. 31,000 $ 12,760
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 53,800 134,201
China Baoan Group Co., Ltd.,
Class A 77,500 118,079
Ω*China Bohai Bank Co., Ltd.,
Class H 302,500 38,521
China CAMC Engineering Co.,
Ltd., Class A 63,400 71,335
#China Chunlai Education
Group Co., Ltd. 53,000 29,451
#China Cinda Asset
Management Co., Ltd., Class
H 5,215,000 1,012,895
China CITIC Bank Corp., Ltd.,
Class H 7,104,000 4,431,776
China Coal Energy Co., Ltd.,
Class H 1,936,000 2,415,518
China Coal Xinji Energy Co.,
Ltd., Class A 134,500 153,222
China Communications
Services Corp., Ltd., Class H 1,564,000 840,903
China Conch Venture
Holdings, Ltd. 1,265,000 1,174,792
China Construction Bank
Corp., Class H 58,395,000 45,292,479
China CSSC Holdings, Ltd.,
Class A 90,100 464,541
China CYTS Tours Holding
Co., Ltd., Class A 28,000 39,832
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 1,714,000 493,847
China Design Group Co., Ltd.,
Class A 41,300 54,349
*<China Dili Group 76,000 1,210
ΩChina East Education
Holdings, Ltd. 352,500 129,222
#*China Eastern Airlines Corp.,
Ltd., Class H 1,078,000 311,986
*China Education Group
Holdings, Ltd. 1,056,368 659,007
China Electronics Huada
Technology Co., Ltd. 278,000 50,062
China Energy Engineering
Corp., Ltd., Class A 2,216 727
China Energy Engineering
Corp., Ltd., Class H 734,000 99,133
China Everbright Bank Co.,
Ltd., Class H 936,000 316,639
China Everbright Environment
Group, Ltd. 2,623,000 1,271,958
*China Express Airlines Co.,
Ltd., Class A 17,000 18,913
ΩChina Feihe, Ltd. 2,742,000 2,066,799
China Film Co., Ltd., Class A 60,500 97,355
*China First Heavy Industries
Co., Ltd., Class A 165,500 74,300

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
China Foods, Ltd. 88,000 $ 28,298
China Galaxy Securities Co.,
Ltd., Class H 2,977,000 2,665,147
China Gas Holdings, Ltd. 2,143,000 1,841,331
*China Glass Holdings, Ltd. 2,000 147
*China Gold International
Resources Corp., Ltd. 218,700 1,023,961
China Great Wall Securities
Co., Ltd., Class A 30,000 35,986
*China Greatwall Technology
Group Co., Ltd., Class A 72,400 161,197
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 92,600 129,133
China Hainan Rubber Industry
Group Co., Ltd., Class A 37,800 31,182
China Haisum Engineering
Co., Ltd. 33,200 53,565
China Hanking Holdings, Ltd. 153,000 17,122
China Harmony Auto Holding,
Ltd. 109,500 6,902
*China High Speed Railway
Technology Co., Ltd., Class A 133,100 48,550
China Hongqiao Group, Ltd. 2,355,193 3,798,894
ΩChina International Capital
Corp., Ltd., Class H 1,008,800 1,832,200
China International Marine
Containers Group Co., Ltd.,
Class H 96,800 76,201
*China Jinmao Holdings
Group, Ltd. 4,901,807 762,912
China Jushi Co., Ltd., Class A 215,909 342,287
*China Kepei Education
Group, Ltd. 394,000 64,869
China Kings Resources Group
Co., Ltd., Class A 19,992 73,429
China Leadshine Technology
Co., Ltd., Class A 15,200 52,566
China Lesso Group Holdings,
Ltd. 878,000 438,187
*China Life Insurance Co.,
Ltd., Class H 2,979,000 6,322,481
China Lilang, Ltd. 197,000 97,304
Ω*China Literature, Ltd. 263,600 952,763
China Longyuan Power Group
Corp., Ltd., Class H 1,721,000 1,529,650
*China Maple Leaf Educational
Systems, Ltd. 4,000 131
China Medical System
Holdings, Ltd. 1,029,000 1,031,065
China Meheco Group Co.,
Ltd., Class A 68,320 109,077
#China Meidong Auto
Holdings, Ltd. 392,000 113,449
China Mengniu Dairy Co., Ltd. 2,323,000 5,199,141
China Merchants Bank Co.,
Ltd., Class H 2,406,500 11,762,580
China Merchants Energy
Shipping Co., Ltd., Class A 278,200 262,282
Shares Value †
CHINA — (Continued)
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 55,500 $ 90,478
China Merchants Port Holdings
Co., Ltd. 1,060,254 1,745,633
China Merchants Property
Operation & Service Co., Ltd.,
Class A 46,600 75,576
Ω#China Merchants Securities
Co., Ltd., Class H 214,400 365,680
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 184,500 292,235
China Minsheng Banking
Corp., Ltd., Class H 4,160,500 1,546,595
China National Accord
Medicines Corp., Ltd., Class A 14,600 57,066
China National Building
Material Co., Ltd., Class H 4,196,000 1,786,474
China National Chemical
Engineering Co., Ltd., Class A 102,600 116,449
China National Electric
Apparatus Research Institute
Co., Ltd. 13,910 41,469
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 58,200 72,262
China National Medicines
Corp., Ltd., Class A 27,400 121,319
China National Nuclear Power
Co., Ltd., Class A 753,200 1,063,040
ΩChina New Higher Education
Group, Ltd. 537,000 123,640
*China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 84,300 59,489
China Nonferrous Mining
Corp., Ltd. 1,117,000 795,969
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 76,900 231,525
*China Oil & Gas Group, Ltd. 460,000 12,011
China Oilfield Services, Ltd.,
Class H 1,232,000 1,153,653
China Overseas Grand
Oceans Group, Ltd. 1,292,879 340,914
China Overseas Land &
Investment, Ltd. 2,421,500 4,628,459
China Overseas Property
Holdings, Ltd. 765,000 588,431
China Pacific Insurance Group
Co., Ltd., Class H 1,944,200 6,764,588
China Petroleum & Chemical
Corp., Class H 16,094,000 9,067,159
China Power International
Development, Ltd. 3,746,000 1,609,338
China Publishing & Media Co.,
Ltd., Class A 28,400 27,333
*China Qinfa Group, Ltd. 270,000 54,872

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
China Railway Group, Ltd.,
Class H 2,485,000 $ 1,240,199
China Railway Hi-tech Industry
Co., Ltd., Class A 89,200 101,741
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 986,000 407,113
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 77,900 66,995
China Reinsurance Group
Corp., Class H 589,000 70,458
China Resources Beer
Holdings Co., Ltd. 1,150,000 4,267,532
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 10,000 43,449
China Resources Building
Materials Technology
Holdings, Ltd. 2,064,000 533,628
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 40,200 119,621
China Resources Gas Group,
Ltd. 625,600 2,418,100
China Resources Land, Ltd. 2,577,500 8,570,227
China Resources Medical
Holdings Co., Ltd. 609,500 304,970
China Resources
Microelectronics, Ltd., Class A 36,176 255,795
ΩChina Resources Mixc
Lifestyle Services, Ltd. 447,600 1,845,233
ΩChina Resources
Pharmaceutical Group, Ltd. 2,889,500 2,044,177
#China Resources Power
Holdings Co., Ltd. 1,006,000 2,419,762
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 14,680 92,679
#China Risun Group, Ltd. 1,401,000 591,078
*China Ruifeng Renewable
Energy Holdings, Ltd. 800 67
#*China Ruyi Holdings, Ltd. 4,036,000 991,557
*China Sanjiang Fine
Chemicals Co., Ltd. 83,000 18,683
China Shenhua Energy Co.,
Ltd., Class H 2,065,500 8,940,121
*China Southern Airlines Co.,
Ltd., Class H 1,118,000 487,500
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 37,300 24,595
China State Construction
Development Holdings, Ltd. 48,000 12,348
China State Construction
Engineering Corp., Ltd., Class
A 1,632,100 1,378,430
China State Construction
International Holdings, Ltd. 1,682,000 2,470,730
Shares Value †
CHINA — (Continued)
*China Sunshine Paper
Holdings Co., Ltd. 97,000 $ 24,829
China Suntien Green Energy
Corp., Ltd., Class H 951,000 433,029
China Taiping Insurance
Holdings Co., Ltd. 1,214,200 2,095,926
China Testing & Certification
International Group Co., Ltd.,
Class A 31,974 30,638
*<China Tianrui Group Cement
Co., Ltd. 2,000 5
China Tianying, Inc., Class A 148,500 102,294
#China Tobacco International
HK Co., Ltd. 157,000 507,891
China Tourism Group Duty
Free Corp., Ltd., Class A 1,400 13,323
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 51,100 348,690
ΩChina Tower Corp., Ltd.,
Class H 42,482,000 5,737,562
#*China Traditional Chinese
Medicine Holdings Co., Ltd. 2,134,000 653,288
China TransInfo Technology
Co., Ltd., Class A 60,100 86,678
China Travel International
Investment Hong Kong, Ltd. 868,000 113,881
China Tungsten And Hightech
Materials Co., Ltd., Class A 37,940 51,152
#*China Vanke Co., Ltd., Class
H 1,370,419 1,306,185
China Water Affairs Group,
Ltd. 86,000 52,434
China West Construction
Group Co., Ltd., Class A 67,300 69,964
China World Trade Center Co.,
Ltd., Class A 27,800 89,392
China XD Electric Co., Ltd.,
Class A 6,800 7,871
China XLX Fertiliser, Ltd. 399,000 209,395
China Yangtze Power Co.,
Ltd., Class A 881,707 3,411,615
China Yongda Automobiles
Services Holdings, Ltd. 2,035,000 421,428
Ω*China Youran Dairy Group,
Ltd. 380,000 65,008
Ω*China Yuhua Education
Corp., Ltd. 628,000 33,119
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 18,900 125,764
#China Zheshang Bank Co.,
Ltd., Class H 1,383,900 384,496
*China Zhonghua
Geotechnical Engineering
Group Co., Ltd., Class A 62,300 37,059
*<China Zhongwang Holdings,
Ltd. 250,000 10,129
#Chinasoft International, Ltd. 1,624,000 1,192,766
Chongqing Brewery Co., Ltd.,
Class A 22,600 184,025

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Chongqing Changan
Automobile Co., Ltd., Class A 61,800 $ 115,054
Chongqing Chuanyi
Automation Co., Ltd. 10,900 31,670
Chongqing Department Store
Co., Ltd., Class A 18,800 58,184
*Chongqing Dima Industry Co.,
Ltd., Class A 400 48
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 100,133 169,140
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 29,500 61,956
Chongqing Gas Group Corp.,
Ltd., Class A 45,200 38,302
Chongqing Machinery &
Electric Co., Ltd., Class H 2,000 165
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 12,400 24,112
Chongqing Port Co., Ltd. 73,900 45,826
Chongqing Road & Bridge Co.,
Ltd., Class A 93,600 91,002
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,775,000 963,483
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 71,500 87,772
Chongqing Taiji Industry Group
Co., Ltd. 9,700 34,974
Chongqing Zhifei Biological
Products Co., Ltd., Class A 90,850 361,725
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 56,100 265,001
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 53,820 50,363
Chow Tai Seng Jewellery Co.,
Ltd., Class A 41,100 65,042
CIG Shanghai Co., Ltd. 6,200 32,358
CIMC Enric Holdings, Ltd. 396,000 333,633
*Cinda Real Estate Co., Ltd.,
Class A 200 150
Cisen Pharmaceutical Co.,
Ltd., Class A 27,300 53,544
CITIC Heavy Industries Co.,
Ltd., Class A 73,600 45,640
CITIC Securities Co., Ltd.,
Class H 1,093,125 3,030,053
CITIC, Ltd. 4,420,000 5,190,703
City Development Environment
Co., Ltd., Class A 46,500 87,809
*Citychamp Watch & Jewellery
Group, Ltd. 128,000 15,476
Ω*Cloud Music, Inc. 22,350 359,352
#*CMGE Technology Group,
Ltd. 834,000 84,747
CMOC Group, Ltd., Class H 2,379,000 1,973,728
CMST Development Co., Ltd.,
Class A 95,900 70,635
Shares Value †
CHINA — (Continued)
CNGR Advanced Material Co.,
Ltd., Class A 32,220 $ 173,715
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 154,500 93,422
CNOOC Energy Technology &
Services, Ltd., Class A 130,200 79,641
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 76,960 91,235
*COFCO Biotechnology Co.,
Ltd., Class A 38,600 31,572
#*COFCO Joycome Foods,
Ltd. 2,435,000 482,339
COFCO Sugar Holding Co.,
Ltd., Class A 87,500 119,935
*Comba Telecom Systems
Holdings, Ltd. 396,000 56,539
Concord New Energy Group,
Ltd. 3,720,000 253,602
Contemporary Amperex
Technology Co., Ltd., Class A 187,460 6,469,189
Continental Aerospace
Technologies Holding, Ltd. 524,000 8,964
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 970,000 928,277
Cosco Shipping Specialized
Carriers Co., Ltd., Class A 87,900 90,146
*CPMC Holdings, Ltd. 146,000 127,513
CQ Pharmaceutical Holding
Co., Ltd., Class A 92,200 71,014
CRRC Corp., Ltd., Class H 2,736,000 1,773,698
Crystal Clear Electronic
Material Co., Ltd., Class A 26,800 38,389
ΩCSC Financial Co., Ltd.,
Class H 350,000 419,582
CSG Holding Co., Ltd., Class
A 45,200 34,941
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 21,700 77,571
CSPC Pharmaceutical Group,
Ltd. 7,062,000 5,223,104
CSSC Science & Technology
Co., Ltd., Class A 22,200 42,451
CTS International Logistics
Corp., Ltd., Class A 71,400 62,006
Cybrid Technologies, Inc. 15,700 27,731
Daan Gene Co., Ltd., Class A 4,260 3,694
#*Dada Nexus, Ltd., ADR 15,020 25,083
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 94,600 65,165
#Dalipal Holdings, Ltd. 286,000 147,517
Daqin Railway Co., Ltd., Class
A 237,900 217,279
Dashang Co., Ltd., Class A 20,240 51,567
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 59,166 120,277
Datang International Power
Generation Co., Ltd., Class H 1,960,000 383,206

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
DBG Technology Co., Ltd.,
Class A 27,000 $ 140,154
DeHua TB New Decoration
Materials Co., Ltd., Class A 46,400 81,176
Deppon Logistics Co., Ltd.,
Class A 11,600 23,337
*Dezhan Healthcare Co., Ltd. 67,100 28,336
DHC Software Co., Ltd., Class
A 115,800 118,922
Dian Diagnostics Group Co.,
Ltd., Class A 30,300 53,987
Digital China Group Co., Ltd.,
Class A 24,800 123,098
Digital China Information
Service Group Co., Ltd., Class
A 50,500 87,002
Dirui Industrial Co., Ltd., Class
A 9,500 21,258
Do-Fluoride New Materials
Co., Ltd., Class A 44,380 75,649
Dong-E-E-Jiao Co., Ltd., Class
A 17,100 141,208
Dongfang Electric Corp., Ltd.,
Class H 138,000 181,411
Dongfang Electronics Co.,
Ltd., Class A 71,500 115,157
Dongfeng Automobile Co.,
Ltd., Class A 28,200 26,033
Dongfeng Electronic
Technology Co., Ltd., Class A 17,500 24,748
Dongguan Aohai Technology
Co., Ltd., Class A 11,800 48,588
Dongguan Development
Holdings Co., Ltd., Class A 50,900 76,909
Donghua Testing Technology
Co., Ltd. 7,800 35,412
*Dongjiang Environmental Co.,
Ltd., Class H 400 123
Dongxing Securities Co., Ltd.,
Class A 124,300 191,302
Dongyue Group, Ltd. 842,000 686,648
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 205,000 84,380
East Money Information Co.,
Ltd., Class A 448,599 1,459,488
Eastern Communications Co.,
Ltd., Class A 15,300 27,046
Easyhome New Retail Group
Co., Ltd., Class A 161,800 64,013
E-Commodities Holdings, Ltd. 904,000 166,279
Ecovacs Robotics Co., Ltd.,
Class A 16,200 118,753
Edan Instruments, Inc., Class
A 25,000 36,477
Edifier Technology Co., Ltd.,
Class A 11,900 25,109
*Edvantage Group Holdings,
Ltd. 49,740 15,099
EEKA Fashion Holdings, Ltd. 198,000 213,933
Shares Value †
CHINA — (Continued)
Electric Connector Technology
Co., Ltd., Class A 4,000 $ 25,191
*Elion Energy Co., Ltd., Class
A 195,190 10,406
ENN Energy Holdings, Ltd. 573,400 4,034,392
ENN Natural Gas Co., Ltd.,
Class A 14,100 36,279
Eoptolink Technology, Inc.,
Ltd., Class A 12,140 221,703
Era Co., Ltd., Class A 60,200 38,090
Essex Bio-technology, Ltd. 1,000 345
Eternal Asia Supply Chain
Management, Ltd., Class A 87,100 76,373
EVA Precision Industrial
Holdings, Ltd. 2,000 175
Eve Energy Co., Ltd., Class A 9,200 62,664
Ever Sunshine Services
Group, Ltd. 304,000 98,148
*Everbright Jiabao Co., Ltd.,
Class A 200 139
ΩEverbright Securities Co.,
Ltd., Class H 137,200 134,652
Ω#*Everest Medicines, Ltd. 145,500 589,531
Explosive Co., Ltd., Class A 15,000 25,926
Fangda Carbon New Material
Co., Ltd., Class A 67,100 49,705
Fangda Special Steel
Technology Co., Ltd., Class A 127,800 79,070
*Farasis Energy Gan Zhou
Co., Ltd. 28,584 48,323
FAWER Automotive Parts Co.,
Ltd., Class A 82,985 61,588
Feilong Auto Components Co.,
Ltd. 15,000 22,517
FESCO Group Co., Ltd., Class
A 17,400 49,750
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 44,600 119,949
Fibocom Wireless, Inc., Class
A 11,200 25,754
*FIH Mobile, Ltd. 567,000 65,639
*Financial Street Holdings Co.,
Ltd., Class A 89,600 44,876
First Capital Securities Co.,
Ltd., Class A 146,100 176,070
#Flat Glass Group Co., Ltd.,
Class H 269,000 548,076
Focus Media Information
Technology Co., Ltd., Class A 482,200 487,081
*Focused Photonics
Hangzhou, Inc., Class A 15,000 37,059
Focuslight Technologies, Inc.,
Class A 2,976 33,168
Fortune Ng Fung Food Hebei
Co., Ltd., Class A 40,500 22,955
Foryou Corp., Class A 11,800 49,317
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 180,707 1,109,668

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 24,300 $ 28,296
*Foshan Yowant Technology
Co., Ltd. 64,900 53,356
Fosun International, Ltd. 431,500 244,767
Founder Securities Co., Ltd.,
Class A 220,900 269,003
Foxconn Industrial Internet
Co., Ltd., Class A 535,800 1,822,871
Fu Shou Yuan International
Group, Ltd. 1,082,000 549,740
Fuan Pharmaceutical Group
Co., Ltd., Class A 100 68
Fufeng Group, Ltd. 1,547,000 873,550
Fujian Boss Software
Development Co., Ltd., Class
A 36,900 88,007
Fujian Funeng Co., Ltd., Class
A 120,845 159,197
Fujian Kuncai Material
Technology Co., Ltd. 5,500 20,757
Fujian Longking Co., Ltd.,
Class A 100 189
Fujian Star-net Communication
Co., Ltd., Class A 17,500 42,990
Fujian Sunner Development
Co., Ltd., Class A 34,300 68,861
Fushun Special Steel Co., Ltd.,
Class A 34,000 33,486
ΩFuyao Glass Industry Group
Co., Ltd., Class H 436,800 3,098,570
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 13,100 89,982
ΩGanfeng Lithium Group Co.,
Ltd., Class H 93,360 256,985
Gansu Energy Chemical Co.,
Ltd., Class A 186,900 71,584
Gansu Shangfeng Cement
Co., Ltd., Class A 51,720 64,143
Gansu Yasheng Industrial
Group Co., Ltd., Class A 137,200 55,051
Gaona Aero Material Co., Ltd.,
Class A 24,400 58,810
G-bits Network Technology
Xiamen Co., Ltd., Class A 3,400 97,261
GCL Energy Technology Co.,
Ltd., Class A 74,900 85,431
#*GCL New Energy Holdings,
Ltd. 50,012 3,023
#*GCL Technology Holdings,
Ltd. 471,000 104,204
GD Power Development Co.,
Ltd., Class A 562,368 381,863
#*GDS Holdings, Ltd., Class A 561,000 1,522,574
Geely Automobile Holdings,
Ltd. 4,122,000 7,242,555
GEM Co., Ltd., Class A 162,800 159,195
Gemdale Corp., Class A 144,600 124,154
Shares Value †
CHINA — (Continued)
#Gemdale Properties &
Investment Corp., Ltd. 4,108,000 $ 150,594
*Genimous Technology Co.,
Ltd., Class A 54,000 88,638
Geovis Technology Co., Ltd.,
Class A 4,764 27,670
GEPIC Energy Development
Co., Ltd., Class A 71,100 67,131
Getein Biotech, Inc., Class A 21,900 26,054
GF Securities Co., Ltd., Class
H 786,400 1,124,816
ΩGiant Biogene Holding Co.,
Ltd. 269,000 1,830,379
Giant Network Group Co., Ltd.,
Class A 68,300 119,393
*GigaDevice Semiconductor,
Inc., Class A 7,200 91,083
Ginlong Technologies Co.,
Ltd., Class A 20,200 203,960
Glarun Technology Co., Ltd.,
Class A 24,500 62,145
#*Global New Material
International Holdings, Ltd. 74,000 34,933
GoerTek, Inc., Class A 98,600 324,385
Goldenmax International
Group, Ltd., Class A 34,400 40,636
#Goldwind Science &
Technology Co., Ltd., Class H 449,600 382,262
*GOME Retail Holdings, Ltd. 1,048,000 3,505
Goneo Group Co., Ltd., Class
A 16,823 171,892
GoodWe Technologies Co.,
Ltd., Class A 8,566 63,778
*Gosuncn Technology Group
Co., Ltd., Class A 54,200 42,658
Gotion High-tech Co., Ltd.,
Class A 42,800 136,725
Grand Pharmaceutical Group,
Ltd. 942,500 552,814
Grandblue Environment Co.,
Ltd., Class A 13,000 40,216
*Grandjoy Holdings Group Co.,
Ltd., Class A 89,800 41,827
Great Wall Motor Co., Ltd. 1,265,500 2,011,934
Greattown Holdings, Ltd.,
Class A 20,100 10,716
Greatview Aseptic Packaging
Co., Ltd. 334,000 103,537
Gree Electric Appliances, Inc.
of Zhuhai, Class A 131,200 800,690
*Gree Real Estate Co., Ltd.,
Class A 187,000 188,630
Greentown China Holdings,
Ltd. 742,500 985,619
ΩGreentown Management
Holdings Co., Ltd. 398,000 178,666
Greentown Service Group Co.,
Ltd. 1,076,000 566,068
GRG Banking Equipment Co.,
Ltd., Class A 74,900 129,460

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
GRG Metrology & Test Group
Co., Ltd., Class A 30,400 $ 74,338
Grinm Advanced Materials
Co., Ltd., Class A 40,000 64,536
Guangdong Advertising Group
Co., Ltd., Class A 59,900 55,632
Guangdong Aofei Data
Technology Co., Ltd., Class A 37,919 67,456
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 115,200 77,093
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 117,900 62,524
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 86,800 99,126
Guangdong DFP New Material
Group Co., Ltd. 59,100 29,600
*Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,200 68,077
Guangdong Dongpeng
Holdings Co., Ltd., Class A 58,300 50,220
Guangdong Dowstone
Technology Co., Ltd., Class A 21,900 38,375
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 53,200 73,219
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 17,700 40,129
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 11,900 18,949
*Guangdong Guanhao High-
Tech Co., Ltd., Class A 122,800 57,887
Guangdong Haid Group Co.,
Ltd., Class A 61,200 376,584
Guangdong HEC Technology
Holding Co., Ltd., Class A 48,200 53,692
Guangdong Hongda Holdings
Group Co., Ltd., Class A 15,300 54,049
Guangdong Hybribio Biotech
Co., Ltd., Class A 36,450 30,785
Guangdong Investment, Ltd. 1,924,000 1,225,021
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 29,745 56,336
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 60,100 90,641
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 30,700 30,795
Guangdong Sirio Pharma Co.,
Ltd., Class A 15,447 56,432
Guangdong South New Media
Co., Ltd., Class A 14,900 82,989
Shares Value †
CHINA — (Continued)
Guangdong Topstar
Technology Co., Ltd., Class A 13,300 $ 24,332
Guangdong Vanward New
Electric Co., Ltd., Class A 34,700 45,761
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 31,100 64,793
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 164,500 70,620
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 11,700 21,257
Guanghui Energy Co., Ltd.,
Class A 250,300 268,636
Guangshen Railway Co., Ltd.,
Class H 714,000 198,374
Guangxi Energy Co., Ltd.,
Class A 120 88
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 10,000 25,183
Guangxi Liugong Machinery
Co., Ltd., Class A 76,600 128,851
Guangxi LiuYao Group Co.,
Ltd., Class A 23,600 59,928
Guangxi Wuzhou Zhongheng
Group Co., Ltd., Class A 189,186 68,743
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 97,100 131,867
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 46,000 108,160
Guangzhou Development
Group, Inc., Class A 137,400 123,562
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 14,500 68,697
Guangzhou Haige
Communications Group, Inc.
Co., Class A 75,900 120,433
Guangzhou Haoyang
Electronic Co., Ltd., Class A 8,000 42,537
*Guangzhou Hi-Target
Navigation Tech Co., Ltd.,
Class A 38,500 67,193
Guangzhou KDT Machinery
Co., Ltd., Class A 30,900 73,133
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 2,500 11,950
Guangzhou Port Co., Ltd.,
Class A 124,300 60,861
Guangzhou Restaurant Group
Co., Ltd., Class A 27,200 61,094
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 21,100 106,597
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 77,740 206,351
Guangzhou Wondfo Biotech
Co., Ltd., Class A 8,500 29,526

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 58,400 $ 73,165
Guilin Layn Natural Ingredients
Corp. 22,900 26,184
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 25,200 52,395
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 62,700 87,437
Guizhou Chanhen Chemical
Corp., Class A 15,400 45,911
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 59,500 45,661
Guizhou Sanli Pharmaceutical
Co., Ltd. 13,800 26,815
Guizhou Tyre Co., Ltd. 66,400 46,112
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 121,100 60,313
Guizhou Zhenhua E-chem,
Inc., Class A 20,597 34,011
Guomai Technologies, Inc.,
Class A 31,500 36,989
*Guosheng Financial Holding,
Inc., Class A 71,400 115,096
Ω#Guotai Junan Securities
Co., Ltd., Class H 220,600 324,044
Guoyuan Securities Co., Ltd.,
Class A 172,200 204,866
Gushengtang Holdings, Ltd. 104,300 490,348
H World Group, Ltd. 876,900 3,248,446
H World Group, Ltd.,
Sponsored ADR 10,140 372,037
Ω#*Haichang Ocean Park
Holdings, Ltd. 1,142,000 105,763
ΩHaidilao International
Holding, Ltd. 1,149,000 2,317,390
Haier Smart Home Co., Ltd.,
Class A 16,100 66,001
Haier Smart Home Co., Ltd.,
Class H 1,756,000 6,380,814
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 18,500 31,483
*Hainan Airlines Holding Co.,
Ltd., Class A 574,800 111,285
Hainan Drinda New Energy
Technology Co., Ltd., Class A 300 3,363
Hainan Haide Capital
Management Co., Ltd., Class
A 26,680 31,404
Hainan Jinpan Smart
Technology Co., Ltd. 6,601 32,237
*Hainan Meilan International
Airport Co., Ltd. 136,000 163,038
Hainan Mining Co., Ltd., Class
A 27,600 26,989
Hainan Strait Shipping Co.,
Ltd., Class A 48,900 40,476
Shares Value †
CHINA — (Continued)
Haisco Pharmaceutical Group
Co., Ltd., Class A 5,100 $ 25,000
Haitian International Holdings,
Ltd. 393,000 1,086,836
Haitong Securities Co., Ltd.,
Class H 1,755,200 1,465,225
Hand Enterprise Solutions Co.,
Ltd., Class A 41,500 55,195
Hangcha Group Co., Ltd.,
Class A 48,060 118,804
Hangjin Technology Co., Ltd.,
Class A 8,000 20,303
Hangxiao Steel Structure Co.,
Ltd., Class A 133,982 54,135
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 61,900 86,061
Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 10,300 29,681
Hangzhou First Applied
Material Co., Ltd., Class A 62,440 163,286
Hangzhou Great Star Industrial
Co., Ltd., Class A 39,200 157,287
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 7,400 40,510
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 24,720 42,380
Hangzhou Iron & Steel Co. 84,600 48,663
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 24,000 89,530
Hangzhou Onechance Tech
Corp., Class A 12,300 35,910
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 45,200 159,548
Hangzhou Robam Appliances
Co., Ltd., Class A 31,500 107,389
Hangzhou Shunwang
Technology Co., Ltd., Class A 12,100 25,005
*Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 23,100 100,692
Hangzhou Sunrise Technology
Co., Ltd. 34,300 81,565
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 49,900 225,610
Han's Laser Technology
Industry Group Co., Ltd., Class
A 24,700 89,404
ΩHansoh Pharmaceutical
Group Co., Ltd. 578,000 1,348,647
Haohua Chemical Science &
Technology Co., Ltd., Class A 39,400 178,321
Harbin Boshi Automation Co.,
Ltd., Class A 20,000 41,387
Harbin Electric Co., Ltd., Class
H 390,000 128,923

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 27,500 $ 44,368
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 163,300 54,755
*Harbin Pharmaceutical Group
Co., Ltd., Class A 123,300 68,501
HBIS Resources Co., Ltd.,
Class A 32,000 65,950
Health & Happiness H&H
International Holdings, Ltd. 159,000 208,199
*Healthcare Co., Ltd., Class A 30,100 26,815
*Hebei Changshan
Biochemical Pharmaceutical
Co., Ltd. 13,900 45,203
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 47,500 136,612
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 3,700 27,003
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 44,100 127,947
Hefei Meiya Optoelectronic
Technology, Inc., Class A 46,930 102,711
Hefei Urban Construction
Development Co., Ltd., Class
A 22,580 26,040
Heilongjiang Agriculture Co.,
Ltd., Class A 31,800 69,062
Henan Liliang Diamond Co.,
Ltd., Class A 14,200 56,897
Henan Lingrui Pharmaceutical
Co., Class A 24,500 73,728
Henan Mingtai Al Industrial
Co., Ltd., Class A 45,000 81,631
Henan Pinggao Electric Co.,
Ltd., Class A 36,200 92,686
Henan Rebecca Hair Products
Co., Ltd., Class A 200 159
Henan Senyuan Electric Co.,
Ltd., Class A 100 61
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 108,300 271,819
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 123,000 429,336
Henan Thinker Automatic
Equipment Co., Ltd., Class A 15,000 51,032
*Henan Yicheng New Energy
Co., Ltd., Class A 103,100 83,315
Henan Yuguang Gold & Lead
Co., Ltd., Class A 76,148 74,141
*Henan Yuneng Holdings Co.,
Ltd., Class A 67,800 41,092
*Henan Zhongfu Industry Co.,
Ltd. 121,200 49,311
Henan Zhongyuan
Expressway Co., Ltd., Class A 200 112
Shares Value †
CHINA — (Continued)
Hengan International Group
Co., Ltd. 449,000 $ 1,328,334
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 80,500 168,277
Hengli Petrochemical Co., Ltd.,
Class A 300,100 578,488
Hengtong Optic-electric Co.,
Ltd., Class A 120,800 293,363
Hengyi Petrochemical Co.,
Ltd., Class A 173,800 155,565
#*Hesai Group, ADR 12,588 56,646
Hesteel Co., Ltd., Class A 403,200 125,013
Hexing Electrical Co., Ltd.,
Class A 11,600 62,900
#Hisense Home Appliances
Group Co., Ltd., Class H 251,000 794,222
Hisense Visual Technology
Co., Ltd., Class A 63,100 197,679
Hithink RoyalFlush Information
Network Co., Ltd., Class A 15,100 434,346
HLA Group Corp., Ltd., Class
A 185,800 148,320
Hongfa Technology Co., Ltd.,
Class A 24,640 104,812
*Honghua Group, Ltd. 51,000 958
Hongli Zhihui Group Co., Ltd.,
Class A 24,900 26,654
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 60,300 27,748
Hongta Securities Co., Ltd.,
Class A 39,800 47,294
#*Hopson Development
Holdings, Ltd. 618,575 277,684
Horizon Construction
Development, Ltd. 51,000 10,299
Hoshine Silicon Industry Co.,
Ltd., Class A 6,100 50,501
Hoyuan Green Energy Co.,
Ltd., Class A 27,900 93,315
Huaan Securities Co., Ltd.,
Class A 117,120 101,217
#Huadian Power International
Corp., Ltd., Class H 750,000 373,341
Huadong Medicine Co., Ltd.,
Class A 23,900 110,684
Huafon Chemical Co., Ltd.,
Class A 219,800 250,086
*Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 86,300 112,720
*Huafu Fashion Co., Ltd.,
Class A 89,900 49,567
Huagong Tech Co., Ltd., Class
A 27,900 154,142
Huaibei Mining Holdings Co.,
Ltd., Class A 101,100 219,140
Huaihe Energy Group Co.,
Ltd., Class A 153,900 80,752
Hualan Biological Engineering,
Inc., Class A 46,000 106,355

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Huaneng Power International,
Inc., Class H 2,132,000 $ 1,143,553
Huangshan Novel Co., Ltd. 34,900 50,530
Huangshan Tourism
Development Co., Ltd., Class
A 28,200 44,785
Huapont Life Sciences Co.,
Ltd., Class A 97,000 62,736
ΩHuatai Securities Co., Ltd.,
Class H 850,000 1,445,385
Huaxi Securities Co., Ltd.,
Class A 41,200 48,842
Huaxia Bank Co., Ltd., Class A 65,200 64,671
Huaxin Cement Co., Ltd.,
Class A 100 213
Huaxin Cement Co., Ltd.,
Class H 85,700 92,596
Huayu Automotive Systems
Co., Ltd., Class A 111,300 235,784
*Hubei Biocause
Pharmaceutical Co., Ltd.,
Class A 329,300 165,393
Hubei Chutian Smart
Communication Co., Ltd. 124,800 72,136
*Hubei Dinglong Co., Ltd.,
Class A 7,400 28,093
Hubei Energy Group Co., Ltd.,
Class A 500 350
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 15,800 93,055
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 35,000 148,341
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 49,000 152,131
Hubei Yihua Chemical Industry
Co., Ltd., Class A 41,000 81,392
Hubei Zhenhua Chemical Co.,
Ltd. 26,900 48,986
Huizhou Desay Sv Automotive
Co., Ltd., Class A 13,300 227,400
Humanwell Healthcare Group
Co., Ltd., Class A 69,300 209,518
Hunan Aihua Group Co., Ltd.,
Class A 17,300 35,241
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 101,100 42,126
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 49,400 20,099
Hunan Gold Corp., Ltd., Class
A 28,300 66,781
*Hunan Silver Co., Ltd., Class
A 48,200 24,479
Hunan Valin Steel Co., Ltd.,
Class A 316,520 208,265
Hunan Zhongke Electric Co.,
Ltd., Class A 30,600 61,476
Hundsun Technologies, Inc.,
Class A 40,002 150,460
Shares Value †
CHINA — (Continued)
*HY Energy Group Co., Ltd.,
Class A 100 $ 42
Ω*Hygeia Healthcare Holdings
Co., Ltd. 309,400 700,432
Hymson Laser Technology
Group Co., Ltd. 13,449 71,284
*Hytera Communications
Corp., Ltd., Class A 85,900 339,847
*HyUnion Holding Co., Ltd.,
Class A 57,500 53,161
*IAT Automobile Technology
Co., Ltd., Class A 27,400 45,283
Ω#*iDreamSky Technology
Holdings, Ltd. 300,800 80,091
IEIT Systems Co., Ltd., Class
A 32,600 213,953
iFlytek Co., Ltd., Class A 43,300 279,135
IKD Co., Ltd., Class A 47,200 101,713
Ω*IMAX China Holding, Inc. 100 106
Imeik Technology
Development Co., Ltd., Class
A 9,741 290,760
Industrial & Commercial Bank
of China, Ltd., Class H 33,066,000 19,819,865
Industrial Bank Co., Ltd., Class
A 593,100 1,521,057
Inesa Intelligent Tech, Inc. 16,900 35,802
Infore Environment
Technology Group Co., Ltd.,
Class A 95,500 64,713
Ω*Ingdan, Inc. 1,000 190
Ingenic Semiconductor Co.,
Ltd., Class A 10,900 111,449
*INKON Life Technology Co.,
Ltd., Class A 41,000 58,844
Inmyshow Digital Technology
Group Co., Ltd., Class A 54,300 35,881
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 620,100 148,764
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 543,000 1,529,695
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 69,536 92,873
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 398,200 237,428
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp., Ltd., Class A 26,600 16,644
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 41,400 78,933
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 234,405 917,843
Inner Mongolia Yuan Xing
Energy Co., Ltd., Class A 163,000 154,131
Ω*Innovent Biologics, Inc. 462,500 2,010,766
Innuovo Technology Co., Ltd.,
Class A 54,000 56,668

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Insigma Technology Co., Ltd.,
Class A 40,400 $ 40,356
Inspur Digital Enterprise
Technology, Ltd. 262,000 110,200
Intco Medical Technology Co.,
Ltd., Class A 11,400 41,519
Intron Technology Holdings,
Ltd. 16,000 2,470
#*iQIYI, Inc., Sponsored ADR 363,863 949,682
iRAY Technology Co., Ltd.,
Class A 1,526 25,143
IReader Technology Co., Ltd.,
Class A 18,400 50,802
*IRICO Display Devices Co.,
Ltd. 167,700 179,514
JA Solar Technology Co., Ltd.,
Class A 140,500 380,825
Ω#*Jacobio Pharmaceuticals
Group Co., Ltd. 26,100 6,177
Jade Bird Fire Co., Ltd., Class
A 35,500 52,345
Jafron Biomedical Co., Ltd.,
Class A 28,400 123,994
Jason Furniture Hangzhou
Co., Ltd., Class A 42,730 198,308
JCET Group Co., Ltd., Class A 62,199 348,350
JCHX Mining Management
Co., Ltd., Class A 15,500 87,113
Ω*JD Health International, Inc. 668,050 2,388,839
Ω*JD Logistics, Inc. 1,537,400 3,124,475
JD.com, Inc. 1,456,080 29,123,848
JD.com, Inc., Sponsored ADR 18,042 732,866
Jenkem Technology Co., Ltd.,
Class A 2,439 19,285
Jiajiayue Group Co., Ltd.,
Class A 32,100 49,763
Jiang Su Suyan Jingshen Co.,
Ltd. 48,100 76,052
Jiangling Motors Corp., Ltd.,
Class A 28,400 102,398
Jiangshan Oupai Door Industry
Co., Ltd. 7,600 21,389
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 7,200 27,576
Jiangsu Azure Corp., Class A 69,100 90,061
*Jiangsu Bioperfectus
Technologies Co., Ltd., Class
A 3,966 44,930
Jiangsu Bojun Industrial
Technology Co., Ltd. 20,800 68,430
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 3,900 14,472
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 135,200 64,870
Jiangsu Changbao Steeltube
Co., Ltd. 62,700 45,302
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 12,700 24,570
Shares Value †
CHINA — (Continued)
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 129,110 $ 126,070
Jiangsu Cnano Technology
Co., Ltd., Class A 13,846 57,304
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 48,200 62,956
Jiangsu Eastern Shenghong
Co., Ltd., Class A 116,100 128,840
Jiangsu Etern Co., Ltd., Class
A 41,400 30,609
Jiangsu Expressway Co., Ltd.,
Class H 458,000 461,275
Jiangsu Guomao Reducer Co.,
Ltd., Class A 32,500 45,277
*Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 10,700 102,349
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 35,485 257,132
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 140,580 919,075
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 50,800 55,448
Jiangsu Hongdou Industrial
Co., Ltd., Class A 74,300 26,998
Jiangsu Huachang Chemical
Co., Ltd., Class A 77,100 83,072
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 32,600 37,138
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 115,900 65,366
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 17,300 108,467
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 31,200 62,638
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 52,200 321,643
Jiangsu Lianyungang Port Co.,
Ltd. 46,600 25,366
Jiangsu Lihua Animal
Husbandry Stock Co., Ltd.,
Class A 29,900 89,853
Jiangsu Linyang Energy Co.,
Ltd., Class A 90,500 93,575
*Jiangsu Lopal Tech Co., Ltd.,
Class A 32,600 45,004
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 48,500 180,246
Jiangsu Pacific Quartz Co.,
Ltd., Class A 28,050 120,537
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 104,500 147,781
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 46,600 66,031

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Jiangsu Rainbow Heavy
Industries Co., Ltd. 37,000 $ 26,889
Jiangsu Shentong Valve Co.,
Ltd. 13,400 25,492
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 1,800 1,452
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 18,660 41,022
*Jiangsu Sopo Chemical Co.,
Class A 45,000 44,635
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 62,800 44,493
Jiangsu ToLand Alloy Co.,
Ltd., Class A 18,900 65,441
Jiangsu Xinquan Automotive
Trim Co., Ltd. 8,700 61,333
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 53,700 605,644
Jiangsu Yangnong Chemical
Co., Ltd., Class A 14,140 114,642
Jiangsu Yoke Technology Co.,
Ltd., Class A 11,700 104,708
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 23,400 111,323
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 115,780 68,872
Jiangsu Zhongtian Technology
Co., Ltd., Class A 73,600 162,630
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 182,600 71,730
*Jiangsu Zongyi Co., Ltd. 51,400 44,709
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 23,800 23,440
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 30,700 49,316
Jiangxi Ganyue Expressway
Co., Ltd., Class A 91,800 66,070
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 17,400 18,260
Jiangxi Lianchuang
Optoelectronic Science &
Technology Co., Ltd. 7,000 45,892
Jiangxi Wannianqing Cement
Co., Ltd., Class A 36,875 28,143
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 12,360 59,564
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 30,700 64,821
Jiangzhong Pharmaceutical
Co., Ltd., Class A 15,000 44,298
Jianmin Pharmaceutical Group
Co., Ltd., Class A 3,600 21,657
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 60,300 63,025
Shares Value †
CHINA — (Continued)
Jiayou International Logistics
Co., Ltd., Class A 43,400 $ 120,863
Jihua Group Corp., Ltd., Class
A 123,600 51,675
*Jilin Chemical Fibre, Class A 104,000 57,779
Jilin Electric Power Co., Ltd.,
Class A 200 171
Jinchuan Group International
Resources Co., Ltd. 2,350,000 169,274
Jinduicheng Molybdenum Co.,
Ltd., Class A 156,900 236,191
Jingjin Equipment, Inc., Class
A 21,600 54,547
Jinhong Gas Co., Ltd., Class A 9,576 25,593
*Jinke Smart Services Group
Co., Ltd., Class H 49,400 47,911
#JinkoSolar Holding Co., Ltd.,
Sponsored ADR 31,307 831,514
Jinlei Technology Co., Ltd.,
Class A 19,500 68,093
Jinlongyu Group Co., Ltd. 11,700 28,151
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 116,200 43,364
Jinneng Science&Technology
Co., Ltd., Class A 41,700 34,458
Ω#Jinxin Fertility Group, Ltd. 1,780,500 790,122
Jinyu Bio-Technology Co.,
Ltd., Class A 53,000 50,339
Jinzai Food Group Co., Ltd. 32,800 56,462
JiuGui Liquor Co., Ltd., Class
A 300 2,129
Ω#Jiumaojiu International
Holdings, Ltd. 1,038,000 448,611
Jizhong Energy Resources
Co., Ltd., Class A 136,400 113,478
JL Mag Rare-Earth Co., Ltd.,
Class A 34,266 82,782
JNBY Design, Ltd. 157,000 300,494
Joincare Pharmaceutical
Group Industry Co., Ltd., Class
A 71,200 112,776
Joinn Laboratories China Co.,
Ltd., Class A 7,600 18,691
Jointo Energy Investment Co.,
Ltd., Class A 94,900 69,765
Jointown Pharmaceutical
Group Co., Ltd., Class A 219,603 159,283
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 32,900 105,561
Joy City Property, Ltd. 566,000 17,473
Joyoung Co., Ltd., Class A 44,800 63,418
Ω*JS Global Lifestyle Co., Ltd. 774,500 156,406
JSTI Group, Class A 61,868 122,645
Juewei Food Co., Ltd., Class A 20,700 52,855
Juneyao Airlines Co., Ltd.,
Class A 94,100 168,322
Kailuan Energy Chemical Co.,
Ltd., Class A 50,900 48,273

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Kaishan Group Co., Ltd.,
Class A 19,500 $ 26,099
Kangji Medical Holdings, Ltd. 170,000 126,608
*KBC Corp., Ltd., Class A 9,814 34,545
Keda Industrial Group Co.,
Ltd., Class A 69,700 82,335
Keeson Technology Corp.,
Ltd., Class A 13,700 17,971
Kehua Data Co., Ltd., Class A 19,700 73,379
Keli Sensing Technology
Ningbo Co., Ltd. 4,900 23,036
Keshun Waterproof
Technologies Co., Ltd., Class
A 36,900 30,181
Kidswant Children Products
Co., Ltd., Class A 71,800 112,618
Kinetic Development Group,
Ltd. 144,000 28,154
Kingboard Holdings, Ltd. 447,500 1,084,444
Kingboard Laminates
Holdings, Ltd. 519,500 452,384
*KingClean Electric Co., Ltd.,
Class A 7,000 24,326
Kingfa Sci & Tech Co., Ltd.,
Class A 120,400 151,010
Kingnet Network Co., Ltd.,
Class A 38,700 72,483
*Kingsoft Cloud Holdings, Ltd. 608,000 118,090
Konfoong Materials
International Co., Ltd., Class A 3,500 33,208
*Konka Group Co., Ltd., Class
A 78,200 77,236
KPC Pharmaceuticals, Inc.,
Class A 13,000 27,722
Kuaijishan Shaoxing Wine
Co., Ltd. 16,800 24,654
Ω*Kuaishou Technology,
Class W 1,571,300 9,276,944
Kuang-Chi Technologies Co.,
Ltd., Class A 4,600 27,428
Kunlun Energy Co., Ltd. 3,888,000 3,700,762
Kunlun Tech Co., Ltd., Class A 5,500 31,444
Kunshan Dongwei Technology
Co., Ltd., Class A 12,000 47,038
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 10,760 39,747
Kweichow Moutai Co., Ltd.,
Class A 37,300 7,994,917
#*KWG Group Holdings, Ltd. 676,500 44,378
*Kyland Technology Co., Ltd.,
Class A 20,700 36,766
Lancy Co., Ltd., Class A 21,700 53,886
Lanzhou Lishang Guochao
Industrial Group Co., Ltd.,
Class A 44,400 27,533
Lao Feng Xiang Co., Ltd.,
Class A 17,100 117,913
Laobaixing Pharmacy Chain
JSC, Class A 39,390 88,806
Shares Value †
CHINA — (Continued)
Launch Tech Co., Ltd., Class
H 51,500 $ 36,831
LB Group Co., Ltd., Class A 82,600 218,324
Lee & Man Paper
Manufacturing, Ltd. 936,000 288,948
Ω*Legend Holdings Corp.,
Class H 352,900 347,253
Lenovo Group, Ltd. 5,836,000 7,731,889
Lens Technology Co., Ltd.,
Class A 177,900 562,813
Leo Group Co., Ltd., Class A 165,800 44,893
Lepu Medical Technology
Beijing Co., Ltd., Class A 74,400 125,568
*Leshan Giantstar Farming
Husbandry Corp., Ltd. 8,700 23,935
Levima Advanced Materials
Corp., Class A 28,000 64,345
Leyard Optoelectronic Co.,
Ltd., Class A 60,000 44,782
#*Li Auto, Inc., ADR 57,196 1,430,472
*Li Auto, Inc., Class A 503,200 6,951,492
Li Ning Co., Ltd. 1,899,000 3,874,015
Lianhe Chemical Technology
Co., Ltd., Class A 65,000 54,350
Liaoning Port Co., Ltd., Class
H 2,000 188
*Lier Chemical Co., Ltd., Class
A 13,200 15,278
*Lifan Technology Group Co.,
Ltd., Class A 48,800 51,690
#*Lifetech Scientific Corp. 2,244,000 482,028
Linewell Software Co., Ltd. 20,000 31,089
#Lingbao Gold Group Co.,
Ltd., Class H 274,000 124,411
Lingyi iTech Guangdong Co.,
Class A 222,800 281,944
*Liuzhou Iron & Steel Co., Ltd.,
Class A 62,600 28,192
Livzon Pharmaceutical Group,
Inc., Class H 103,800 349,142
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 14,800 39,908
#LK Technology Holdings, Ltd. 378,500 146,056
Loncin Motor Co., Ltd., Class A 121,900 139,723
*Long Yuan Construction
Group Co., Ltd., Class A 200 106
Ω#*Longfor Group Holdings,
Ltd. 1,362,500 2,211,714
Longhua Technology Group
Luoyang Co., Ltd., Class A 40,400 40,979
LONGi Green Energy
Technology Co., Ltd., Class A 338,248 936,750
Longshine Technology Group
Co., Ltd., Class A 40,900 70,693
*Lotus Holdings Co., Ltd. 118,200 80,095
Lucky Harvest Co., Ltd. 9,900 39,265
Luoniushan Co., Ltd., Class A 64,601 55,648
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 51,200 33,042

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 18,500 $ 58,709
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 50,600 48,628
Luxi Chemical Group Co., Ltd.,
Class A 97,300 159,576
Luxshare Precision Industry
Co., Ltd., Class A 300,500 1,779,935
Luyang Energy-Saving
Materials Co., Ltd. 27,800 46,178
Ω#*Luye Pharma Group, Ltd. 1,830,500 656,912
Luzhou Laojiao Co., Ltd.,
Class A 47,206 897,449
#*LVGEM China Real Estate
Investment Co., Ltd. 322,000 29,821
Maccura Biotechnology Co.,
Ltd., Class A 32,600 64,122
Mango Excellent Media Co.,
Ltd., Class A 67,400 237,153
Ω#*Maoyan Entertainment 229,400 230,746
Maoye Commercial Co., Ltd.,
Class A 200 90
Maxscend Microelectronics
Co., Ltd., Class A 9,952 133,590
Maxvision Technology Corp.,
Class A 7,000 21,988
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 22,900 80,672
Meihua Holdings Group Co.,
Ltd., Class A 135,015 179,001
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 121,900 81,234
Ω#Meitu, Inc. 688,000 234,513
Ω*Meituan, Class W 2,087,400 49,000,630
Metallurgical Corp. of China,
Ltd., Class H 1,833,000 393,742
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 81,200 81,338
*Microport Scientific Corp. 218,900 181,328
Micro-Tech Nanjing Co., Ltd. 2,665 27,069
Midea Group Co., Ltd., Class A 176,100 1,764,496
ΩMidea Real Estate Holding,
Ltd. 198,400 84,725
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 7,800 62,419
Ming Yang Smart Energy
Group, Ltd., Class A 52,000 87,836
#Miniso Group Holding, Ltd.,
ADR 1,100 21,912
#MINISO Group Holding, Ltd.,
Class A 278,000 1,412,456
*Minth Group, Ltd. 646,000 1,179,924
MLS Co., Ltd., Class A 52,400 63,222
*MMG, Ltd. 3,035,199 1,065,818
Ω*Mobvista, Inc. 193,000 49,650
Monalisa Group Co., Ltd.,
Class A 22,100 27,533
Shares Value †
CHINA — (Continued)
Montage Technology Co., Ltd.,
Class A 7,956 $ 76,358
Morimatsu International
Holdings Co., Ltd. 162,000 96,478
*Muyuan Foods Co., Ltd.,
Class A 188,380 1,153,350
*<Myhome Real Estate
Development Group Co., Ltd.,
Class A 300 –
MYS Group Co., Ltd., Class A 94,700 43,578
*Nanfang Zhongjin
Environment Co., Ltd., Class A 156,100 73,584
Nanhua Futures Co., Ltd. 30,100 53,377
NanJi E-Commerce Co., Ltd.,
Class A 51,100 23,228
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 6,700 33,557
Nanjing Iron & Steel Co., Ltd.,
Class A 224,600 136,754
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 52,469 108,356
Nanjing Pharmaceutical Co.,
Ltd. 70,700 48,801
Nanjing Securities Co., Ltd.,
Class A 119,300 151,639
*Nanjing Tanker Corp. 197,500 93,931
Nanjing Xinjiekou Department
Store Co., Ltd., Class A 73,800 68,128
Nantong Jianghai Capacitor
Co., Ltd., Class A 18,300 38,177
NARI Technology Co., Ltd.,
Class A 279,158 1,016,708
National Silicon Industry Group
Co., Ltd., Class A 1,904 6,005
NAURA Technology Group
Co., Ltd., Class A 13,600 748,645
*NavInfo Co., Ltd., Class A 77,721 111,219
NetDragon Websoft Holdings,
Ltd. 174,500 227,597
NetEase, Inc. 905,900 14,425,605
NetEase, Inc., Sponsored ADR 42,492 3,421,031
Neusoft Corp., Class A 23,600 36,818
New China Life Insurance Co.,
Ltd., Class H 782,200 2,646,102
New Hope Dairy Co., Ltd.,
Class A 33,400 57,589
*New Hope Liuhe Co., Ltd.,
Class A 9,600 13,212
Neway Valve Suzhou Co.,
Ltd., Class A 13,700 42,573
*Newborn Town, Inc. 360,000 174,573
Newland Digital Technology
Co., Ltd., Class A 30,000 80,347
Nexteer Automotive Group,
Ltd. 681,000 249,646
*Nine Dragons Paper
Holdings, Ltd. 1,253,000 544,755
*Ninestar Corp., Class A 37,700 149,153

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Ningbo Boway Alloy Material
Co., Ltd. 27,700 $ 76,596
Ningbo Construction Co., Ltd.,
Class A 300 179
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 5,500 17,115
Ningbo Huaxiang Electronic
Co., Ltd., Class A 43,100 77,337
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 36,200 66,531
Ningbo Jintian Copper Group
Co., Ltd. 90,300 72,084
*Ningbo Joyson Electronic
Corp., Class A 49,100 114,900
Ningbo Orient Wires & Cables
Co., Ltd., Class A 32,800 259,810
Ningbo Peacebird Fashion
Co., Ltd., Class A 23,600 43,473
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 7,980 33,475
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 26,900 116,388
Ningbo Shanshan Co., Ltd.,
Class A 60,500 77,409
Ningbo Sunrise Elc
Technology Co., Ltd. 19,600 47,516
Ningbo Tuopu Group Co., Ltd.,
Class A 18,500 112,980
Ningbo Xusheng Group Co.,
Ltd., Class A 50,788 92,629
Ningbo Yongxin Optics Co.,
Ltd., Class A 3,100 38,090
Ningbo Yunsheng Co., Ltd.,
Class A 44,500 43,577
Ningbo Zhoushan Port Co.,
Ltd., Class A 35,900 18,736
Ningxia Baofeng Energy Group
Co., Ltd., Class A 264,700 590,834
Ningxia Building Materials
Group Co., Ltd., Class A 33,300 68,068
Ningxia Jiaze New Energy Co.,
Ltd., Class A 300 141
*Ningxia Orient Tantalum
Industry Co., Ltd. 16,100 30,674
*NIO, Inc., Class A 705,960 3,782,058
#*NIO, Inc., Sponsored ADR 142,056 724,486
*Niu Technologies, ADR 10,445 24,024
NKY Medical Holdings, Ltd.,
Class A 26,700 47,048
Ω#Nongfu Spring Co., Ltd.,
Class H 994,000 3,695,025
Norinco International
Cooperation, Ltd., Class A 58,500 84,453
North China Pharmaceutical
Co., Ltd. 82,200 65,964
North Copper Co., Ltd., Class
A 29,400 37,576
North Electro Optic Co., Ltd. 19,900 32,162
North Huajin Chemical
Industries Co., Ltd., Class A 96,000 72,325
Shares Value †
CHINA — (Continued)
North Industries Group Red
Arrow Co., Ltd., Class A 50,300 $ 119,754
Northeast Pharmaceutical
Group Co., Ltd., Class A 80,600 57,104
Northeast Securities Co., Ltd.,
Class A 70,000 83,966
Northking Information
Technology Co., Ltd., Class A 25,340 55,210
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 35,700 27,897
Ω#*Ocumension Therapeutics 129,500 93,281
*Offcn Education Technology
Co., Ltd., Class A 8,800 4,049
Offshore Oil Engineering Co.,
Ltd., Class A 198,900 151,243
*OFILM Group Co., Ltd., Class
A 211,600 523,668
Olympic Circuit Technology
Co., Ltd., Class A 34,800 144,515
Oppein Home Group, Inc.,
Class A 20,500 201,898
Opple Lighting Co., Ltd., Class
A 8,900 21,714
ORG Technology Co., Ltd.,
Class A 151,500 107,761
Orient International Enterprise,
Ltd., Class A 61,300 61,319
ΩOrient Securities Co., Ltd.,
Class H 335,600 224,470
*Oriental Energy Co., Ltd.,
Class A 65,100 80,646
*Ourpalm Co., Ltd., Class A 39,400 31,065
Ovctek China, Inc., Class A 36,800 96,545
*Pacific Securities Co., Ltd.
(The), Class A 220,600 138,342
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 23,800 74,761
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 183,700 74,224
PCI Technology Group Co.,
Ltd., Class A 28,300 19,455
*PDD Holdings, Inc.,
Sponsored ADR 304,698 36,743,532
Ω*Peijia Medical, Ltd. 80,000 39,926
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 301,600 11,425
*Pengxin International Mining
Co., Ltd., Class A 156,000 71,129
People.cn Co., Ltd., Class A 8,800 28,136
People's Insurance Co. Group
of China, Ltd. (The), Class H 6,216,000 3,142,221
Perfect World Co., Ltd., Class
A 38,200 53,700
PetroChina Co., Ltd., Class H 14,894,000 11,188,125
PharmaBlock Sciences
Nanjing, Inc., Class A 5,800 29,294
Ω#Pharmaron Beijing Co.,
Ltd., Class H 143,125 276,883

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
PhiChem Corp., Class A 30,800 $ 67,884
PICC Property & Casualty Co.,
Ltd., Class H 4,976,000 7,565,384
Ping An Bank Co., Ltd., Class
A 455,821 727,743
Ping An Insurance Group Co.
of China, Ltd. 4,022,000 24,909,871
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 119,300 169,715
PNC Process Systems Co.,
Ltd., Class A 16,300 59,777
*Polaris Bay Group Co., Ltd.,
Class A 68,800 75,481
Poly Developments and
Holdings Group Co., Ltd.,
Class A 278,000 421,221
Poly Property Group Co., Ltd. 1,329,724 287,345
Poly Property Services Co.,
Ltd., Class H 107,000 443,861
Pony Testing International
Group Co., Ltd., Class A 19,880 22,173
ΩPop Mart International
Group, Ltd. 323,600 2,934,477
ΩPostal Savings Bank of
China Co., Ltd., Class H 4,142,000 2,381,501
Power Construction Corp. of
China, Ltd., Class A 348,600 268,987
Prinx Chengshan Holdings,
Ltd. 16,000 16,979
Pulike Biological Engineering,
Inc. 12,700 22,949
Pylon Technologies Co., Ltd.,
Class A 7,926 54,353
*Q Technology Group Co., Ltd. 354,000 232,224
Qianhe Condiment and Food
Co., Ltd., Class A 41,344 71,518
Qingdao East Steel Tower
Stock Co., Ltd., Class A 66,400 65,023
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 20,100 48,531
Qingdao Gaoce Technology
Co., Ltd., Class A 40,991 78,959
Qingdao Gon Technology Co.,
Ltd., Class A 14,400 46,203
Qingdao Haier Biomedical Co.,
Ltd., Class A 6,619 28,796
Qingdao Hanhe Cable Co.,
Ltd., Class A 98,700 47,772
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 18,060 29,062
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 11,000 136,083
ΩQingdao Port International
Co., Ltd., Class H 112,000 78,370
Qingdao Rural Commercial
Bank Corp., Class A 200,200 82,014
Qingdao Sentury Tire Co.,
Ltd., Class A 37,300 144,117
Shares Value †
CHINA — (Continued)
Qingdao TGOOD Electric Co.,
Ltd., Class A 10,000 $ 31,145
Qingdao Topscomm
Communication, Inc., Class A 20,300 18,939
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 18,100 25,419
*Qinghai Salt Lake Industry
Co., Ltd., Class A 172,800 434,918
Qinhuangdao Port Co., Ltd.,
Class H 79,500 20,554
Queclink Wireless Solutions
Co., Ltd., Class A 18,700 37,700
Quectel Wireless Solutions
Co., Ltd., Class A 13,300 97,868
#*Radiance Holdings Group
Co., Ltd. 59,000 22,995
Rainbow Digital Commercial
Co., Ltd., Class A 98,400 70,129
*Rastar Group, Class A 100 46
Rayhoo Motor Dies Co., Ltd. 5,900 26,579
Raytron Technology Co., Ltd.,
Class A 5,827 41,259
Realcan Pharmaceutical
Group Co., Ltd., Class A 55,300 24,051
Red Avenue New Materials
Group Co., Ltd., Class A 5,700 26,677
Ω*Red Star Macalline Group
Corp., Ltd., Class H 1,200 255
Ω#*Redco Properties Group,
Ltd. 86,000 4,867
Renhe Pharmacy Co., Ltd.,
Class A 74,658 60,331
Rianlon Corp., Class A 15,200 58,643
Richinfo Technology Co., Ltd.,
Class A 22,000 68,674
Risen Energy Co., Ltd., Class
A 26,200 52,894
Riyue Heavy Industry Co.,
Ltd., Class A 26,721 48,922
Rizhao Port Co., Ltd., Class A 170,100 75,411
Rockchip Electronics Co., Ltd.,
Class A 2,800 34,718
Rongan Property Co., Ltd.,
Class A 300 104
*RongFa Nuclear Equipment
Co., Ltd., Class A 107,800 77,131
Rongsheng Petrochemical
Co., Ltd., Class A 352,100 465,821
*Roshow Technology Co., Ltd.,
Class A 32,100 29,993
Ruida Futures Co., Ltd., Class
A 24,100 54,098
Runjian Co., Ltd., Class A 14,200 59,287
Sai Micro Electronics, Inc.,
Class A 10,400 28,729
SAIC Motor Corp., Ltd., Class
A 132,400 239,061
Sailun Group Co., Ltd., Class
A 100,600 204,789

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Sanan Optoelectronics Co.,
Ltd., Class A 108,500 $ 209,302
*SanFeng Intelligent
Equipment Group Co., Ltd.,
Class A 48,500 30,619
Sanjiang Shopping Club Co.,
Ltd., Class A 20,100 30,032
Sanquan Food Co., Ltd., Class
A 34,800 53,265
*Sansteel Minguang Co., Ltd.,
Class A 134,400 65,240
Sansure Biotech, Inc., Class A 35,600 112,176
Sany Heavy Equipment
International Holdings Co., Ltd. 851,000 557,161
Sany Heavy Industry Co., Ltd.,
Class A 216,100 553,298
Satellite Chemical Co., Ltd.,
Class A 88,200 233,992
*Saurer Intelligent Technology
Co., Ltd., Class A 200 57
SDIC Power Holdings Co.,
Ltd., Class A 198,300 423,149
Sealand Securities Co., Ltd.,
Class A 99,400 69,726
*Seazen Group, Ltd. 2,445,428 739,190
*Seazen Holdings Co., Ltd.,
Class A 35,700 72,824
S-Enjoy Service Group Co.,
Ltd. 101,000 47,029
*Seres Group Co., Ltd., Class
A 10,500 171,910
SF Holding Co., Ltd., Class A 201,800 1,264,391
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 84,500 50,502
Shaanxi Coal Industry Co.,
Ltd., Class A 431,600 1,494,404
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 135,200 86,114
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 200 218
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 169,400 177,769
Shandong Bohui Paper
Industrial Co., Ltd., Class A 99,500 64,353
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 36,500 85,824
Shandong Dawn Polymer Co.,
Ltd., Class A 20,500 38,251
Shandong Denghai Seeds Co.,
Ltd., Class A 21,700 30,870
*Shandong Dongyue Silicone
Material Co., Ltd., Class A 43,100 51,276
ΩShandong Gold Mining Co.,
Ltd., Class H 855,750 1,699,524
Shandong Haihua Co., Ltd.,
Class A 55,800 44,152
Shares Value †
CHINA — (Continued)
Shandong Head Group Co.,
Ltd., Class A 15,300 $ 30,008
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 30,400 194,013
Shandong Hi-speed Co., Ltd.,
Class A 200 241
*Shandong Hi-Speed New
Energy Group, Ltd. 403,200 78,312
Shandong Hi-Speed Road &
Bridge Co., Ltd., Class A 98,600 89,223
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 72,990 234,703
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 50,600 25,130
Shandong Humon Smelting
Co., Ltd., Class A 27,600 43,213
*Shandong Iron And Steel Co.,
Ltd. 289,200 62,483
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 18,400 34,488
Shandong Jinjing Science &
Technology Co., Ltd., Class A 94,800 82,061
Shandong Linglong Tyre Co.,
Ltd., Class A 70,500 192,672
Shandong Lukang Pharma 42,100 49,082
*Shandong Minhe Animal
Husbandry Co., Ltd. 16,600 19,772
Shandong Nanshan Aluminum
Co., Ltd., Class A 85,500 48,940
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 100 99
Shandong Pharmaceutical
Glass Co., Ltd., Class A 20,000 70,512
Shandong Publishing & Media
Co., Ltd., Class A 35,900 53,740
Shandong Sun Paper Industry
JSC, Ltd., Class A 166,500 303,902
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 13,800 91,479
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 1,772,400 1,105,698
Shandong WIT Dyne Health
Co., Ltd., Class A 17,500 70,168
Shandong Xiantan Co., Ltd.,
Class A 33,900 28,536
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 138,000 104,728
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 57,600 72,567
Shandong Yulong Gold Co.,
Ltd. 13,400 23,499
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 31,700 56,882

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai AtHub Co., Ltd.,
Class A 30,902 $ 71,621
Shanghai Bailian Group Co.,
Ltd., Class A 57,300 78,540
*Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 49,700 147,123
Shanghai Baolong Automotive
Corp., Class A 12,100 65,051
Shanghai Baosight Software
Co., Ltd., Class A 65,750 247,951
Shanghai Baosteel Packaging
Co., Ltd., Class A 64,900 47,165
Shanghai Belling Co., Ltd.,
Class A 21,600 155,549
Shanghai Bright Meat Group
Co., Ltd., Class A 37,000 35,921
*Shanghai Bright Power
Semiconductor Co., Ltd. 3,199 47,044
Shanghai Chinafortune Co.,
Ltd., Class A 14,100 30,661
Shanghai Construction Group
Co., Ltd., Class A 390,400 137,475
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 54,340 73,644
Shanghai Datun Energy
Resources Co., Ltd., Class A 12,400 22,633
#*Shanghai Electric Group
Co., Ltd., Class H 700,000 225,998
Shanghai Electric Power Co.,
Ltd., Class A 137,600 184,166
Shanghai Environment Group
Co., Ltd., Class A 80,280 94,495
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 29,200 35,231
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 289,500 551,117
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 24,000 51,183
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 11,300 78,759
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 15,800 55,372
Shanghai Gentech Co., Ltd. 18,957 98,776
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 18,500 47,782
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 8,840 34,112
Ω*Shanghai Henlius Biotech,
Inc., Class H 7,000 19,584
Shanghai Huafon Aluminium
Corp., Class A 21,500 49,257
Shanghai Huayi Group Co.,
Ltd., Class A 56,800 53,630
Shares Value †
CHINA — (Continued)
Shanghai Industrial
Development Co., Ltd., Class
A 200 $ 103
Shanghai Industrial Holdings,
Ltd. 282,000 430,197
Shanghai Industrial Urban
Development Group, Ltd. 4,000 226
Shanghai International Airport
Co., Ltd., Class A 7,000 34,333
Shanghai Jahwa United Co.,
Ltd., Class A 9,000 20,796
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 35,000 132,333
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 42,200 66,072
Shanghai Liangxin Electrical
Co., Ltd., Class A 44,400 42,607
Shanghai Lingang Holdings
Corp., Ltd., Class A 95,820 152,310
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 200 304
Shanghai M&G Stationery,
Inc., Class A 41,100 167,217
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 28,900 76,428
*Shanghai Medicilon, Inc.,
Class A 6,049 29,720
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 1,043 14,545
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 463,500 715,425
Shanghai Pret Composites
Co., Ltd., Class A 65,000 76,692
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 690,743 953,571
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 65,660 154,850
Shanghai QiFan Cable Co.,
Ltd., Class A 15,400 34,612
Shanghai RAAS Blood
Products Co., Ltd., Class A 254,600 262,892
Shanghai Runda Medical
Technology Co., Ltd., Class A 29,700 70,710
*Shanghai Shenda Co., Ltd.,
Class A 100 54
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 50,000 84,878
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 10,000 55,515
Shanghai Stonehill Technology
Co., Ltd., Class A 146,700 63,596

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 31,300 $ 36,711
Shanghai Tunnel Engineering
Co., Ltd., Class A 53,800 51,703
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 46,500 74,696
Shanghai Wanye Enterprises
Co., Ltd., Class A 100 213
Shanghai Yaoji Technology
Co., Ltd., Class A 22,300 83,470
Shanghai Yongguan Adhesive
Products Corp., Ltd., Class A 10,700 19,200
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 151,100 126,343
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 29,300 117,893
Shanghai Zhenhua Heavy
Industries Co., Ltd. 85,600 49,238
Shanghai Zhonggu Logistics
Co., Ltd., Class A 61,900 71,732
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 87,700 74,807
Shanjin International Gold Co.,
Ltd., Class A 12,800 32,432
Shantui Construction
Machinery Co., Ltd., Class A 24,700 30,945
Shanxi Blue Flame Holding
Co., Ltd., Class A 64,400 58,366
Shanxi Coal International
Energy Group Co., Ltd., Class
A 84,400 157,247
Shanxi Coking Co., Ltd., Class
A 67,830 39,683
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 248,100 286,463
Shanxi Guoxin Energy Corp.,
Ltd., Class A 126,400 50,717
Shanxi Hi Speed Group Co.,
Ltd. 92,300 62,027
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 60,000 70,372
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 125,800 257,677
*Shanxi Meijin Energy Co.,
Ltd., Class A 112,300 82,084
Shanxi Securities Co., Ltd.,
Class A 53,800 48,004
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 103,000 54,622
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 42,540 1,198,999
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 39,200 26,453
Shanying International Holding
Co., Ltd., Class A 75,700 19,435
Shares Value †
CHINA — (Continued)
Shede Spirits Co., Ltd., Class
A 15,200 $ 135,135
Shenergy Co., Ltd., Class A 26,700 32,289
Shengda Resources Co., Ltd.,
Class A 704,800 1,477,263
Shenghe Resources Holding
Co., Ltd., Class A 35,000 55,585
Shengyi Technology Co., Ltd.,
Class A 42,200 121,724
Shennan Circuits Co., Ltd.,
Class A 7,100 104,650
ΩShenwan Hongyuan Group
Co., Ltd., Class H 95,200 30,491
*Shenyang Jinbei Automotive
Co., Ltd. 84,600 70,027
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 7,420 90,743
Shenzhen Agricultural
Products Group Co., Ltd.,
Class A 72,600 66,714
Shenzhen Airport Co., Ltd.,
Class A 67,100 65,426
Shenzhen Aisidi Co., Ltd.,
Class A 66,100 135,578
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 55,500 63,225
Shenzhen Capchem
Technology Co., Ltd., Class A 24,720 133,175
Shenzhen Center Power Tech
Co., Ltd., Class A 22,400 40,540
Shenzhen Cereals Holdings
Co., Ltd., Class A 48,950 46,767
Shenzhen Changhong
Technology Co., Ltd., Class A 20,700 59,186
Shenzhen Click Technology
Co., Ltd., Class A 24,200 41,556
Shenzhen Colibri Technologies
Co., Ltd., Class A 18,100 37,328
Shenzhen Comix Group Co.,
Ltd., Class A 23,700 19,883
Shenzhen Das Intellitech Co.,
Ltd., Class A 117,200 57,056
Shenzhen Desay Battery
Technology Co., Class A 20,540 72,589
*Shenzhen Dynanonic Co.,
Ltd., Class A 9,060 50,601
Shenzhen Energy Group Co.,
Ltd., Class A 216,000 202,126
Shenzhen Envicool
Technology Co., Ltd., Class A 9,880 44,938
*Shenzhen Everwin Precision
Technology Co., Ltd., Class A 49,100 123,648
Shenzhen Expressway Corp.,
Ltd., Class H 44,000 39,957
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 53,400 84,057
Shenzhen FRD Science &
Technology Co., Ltd., Class A 29,900 88,385

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 40,800 $ 48,139
Shenzhen Gas Corp., Ltd.,
Class A 70,400 72,495
Shenzhen Gongjin Electronics
Co., Ltd., Class A 100 118
Shenzhen Goodix Technology
Co., Ltd., Class A 3,800 47,938
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 16,000 27,273
*Shenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class A 100 155
Shenzhen Heungkong Holding
Co., Ltd., Class A 400 104
Shenzhen Hopewind Electric
Co., Ltd. 22,700 58,503
Shenzhen Huaqiang Industry
Co., Ltd., Class A 34,300 185,411
Shenzhen Inovance
Technology Co., Ltd., Class A 39,250 305,119
*Shenzhen International
Holdings, Ltd. 1,119,772 950,619
Shenzhen Investment, Ltd. 1,360,000 167,936
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 20,200 23,749
Shenzhen Jinjia Group Co.,
Ltd., Class A 102,300 63,580
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 47,300 51,229
Shenzhen Kaifa Technology
Co., Ltd., Class A 59,900 198,494
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 17,200 45,438
Shenzhen Kedali Industry Co.,
Ltd., Class A 10,500 145,542
Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 16,900 35,209
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 31,100 77,010
Shenzhen Kinwong Electronic
Co., Ltd., Class A 31,500 114,239
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 18,500 51,442
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 35,300 56,755
Shenzhen Leaguer Co., Ltd.,
Class A 55,500 82,458
Shenzhen Megmeet Electrical
Co., Ltd., Class A 11,700 74,686
Shenzhen Microgate
Technology Co., Ltd., Class A 42,500 80,375
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 42,800 1,600,831
Shenzhen MTC Co., Ltd.,
Class A 174,100 129,943
Shares Value †
CHINA — (Continued)
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 98,700 $ 38,495
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 21,000 201,814
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 62,800 22,995
Shenzhen Noposin Crop
Science Co., Ltd., Class A 47,900 62,295
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 266,500 110,670
Shenzhen Qingyi Photomask,
Ltd. 17,593 60,076
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 26,200 118,358
Shenzhen SC New Energy
Technology Corp., Class A 14,100 147,491
Shenzhen SED Industry Co.,
Ltd., Class A 22,200 61,045
Shenzhen SEG Co., Ltd.,
Class A 48,400 74,693
Shenzhen Senior Technology
Material Co., Ltd., Class A 59,000 90,141
Shenzhen Sinexcel Electric
Co., Ltd. 22,600 79,901
Shenzhen Sinovatio
Technology Co., Ltd. 9,200 42,387
Shenzhen Sunline Tech Co.,
Ltd., Class A 40,500 102,957
Shenzhen Sunlord Electronics
Co., Ltd., Class A 42,900 178,092
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 9,200 32,707
Shenzhen Suntak Circuit
Technology Co., Ltd., Class A 57,300 75,405
Shenzhen Sunway
Communication Co., Ltd.,
Class A 12,700 44,169
Shenzhen Tagen Group Co.,
Ltd., Class A 118,800 73,668
Shenzhen Topband Co., Ltd.,
Class A 28,400 46,298
Shenzhen Topraysolar Co.,
Ltd. 55,100 29,452
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 23,400 30,859
Shenzhen Transsion Holdings
Co., Ltd., Class A 48,294 647,050
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 9,300 38,216
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 56,500 168,917
*Shenzhen World Union
Group, Inc., Class A 54,520 20,193

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 107,600 $ 74,724
Shenzhen Yinghe Technology
Co., Ltd., Class A 19,500 64,263
*Shenzhen Yitoa Intelligent
Control Co., Ltd. 39,800 41,375
Shenzhen Ysstech Info-tech
Co., Ltd., Class A 45,700 102,327
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 32,700 116,939
*Shenzhen Zhenye Group Co.,
Ltd., Class A 300 414
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 171,000 118,033
Shenzhou International Group
Holdings, Ltd. 493,100 3,805,567
Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 9,100 43,280
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 97,900 508,739
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 70,140 167,285
Shinva Medical Instrument
Co., Ltd., Class A 36,140 87,817
Shougang Fushan Resources
Group, Ltd. 1,882,000 680,235
*<Shouhang High-Tech
Energy Co., Ltd., Class A 112,100 4,404
Shuangliang Eco-Energy
Systems Co., Ltd., Class A 111,500 112,785
Shui On Land, Ltd. 2,137,500 195,208
*Siasun Robot & Automation
Co., Ltd., Class A 11,500 21,942
Sichuan Changhong Electric
Co., Ltd., Class A 139,800 323,226
Sichuan Chengfei Integration
Technology Corp., Class A 15,100 36,967
Sichuan Chuantou Energy Co.,
Ltd., Class A 98,800 232,035
Sichuan Development Lomon
Co., Ltd., Class A 37,500 99,329
Sichuan Expressway Co., Ltd.,
Class H 98,000 39,833
Sichuan Furong Technology
Co., Ltd., Class A 13,871 31,292
Sichuan Haite High-tech Co.,
Ltd., Class A 37,100 62,303
Sichuan Hebang
Biotechnology Co., Ltd., Class
A 384,200 112,115
Sichuan Hexie Shuangma Co.,
Ltd., Class A 27,200 70,558
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 15,900 50,235
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 41,900 188,460
Shares Value †
CHINA — (Continued)
*Sichuan Lutianhua Co., Ltd.,
Class A 83,700 $ 50,846
Sichuan New Energy Power
Co., Ltd., Class A 60,300 99,402
Sichuan Road and Bridge
Group Co., Ltd., Class A 243,200 261,016
Sichuan Swellfun Co., Ltd.,
Class A 18,300 106,855
Sichuan Yahua Industrial
Group Co., Ltd., Class A 38,100 56,713
Sieyuan Electric Co., Ltd.,
Class A 34,800 373,004
Sihuan Pharmaceutical
Holdings Group, Ltd. 1,780,000 167,138
Ω#Simcere Pharmaceutical
Group, Ltd. 414,000 373,827
Sineng Electric Co., Ltd., Class
A 12,800 81,851
Sino Biopharmaceutical, Ltd. 6,523,000 2,961,796
Sino-Agri Leading Biosciences
Co., Ltd. 12,600 24,766
Sinocare, Inc., Class A 7,400 27,014
*Sinochem International Corp.,
Class A 121,600 72,334
Sinofert Holdings, Ltd. 1,822,000 271,856
Sinofibers Technology Co.,
Ltd., Class A 16,500 71,483
Sinolink Securities Co., Ltd.,
Class A 34,600 44,416
Sinoma International
Engineering Co., Class A 116,100 168,257
Sinoma Science & Technology
Co., Ltd., Class A 47,300 86,068
Sinomach Automobile Co.,
Ltd., Class A 73,800 66,471
Sinomine Resource Group
Co., Ltd., Class A 33,120 154,173
Sinopec Engineering Group
Co., Ltd., Class H 1,079,000 750,848
*Sinopec Oilfield Service
Corp., Class H 2,000 175
*Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 788,000 121,630
Sinopharm Group Co., Ltd.,
Class H 1,408,800 3,504,604
Sino-Platinum Metals Co., Ltd.,
Class A 40,500 80,627
Sinoseal Holding Co., Ltd.,
Class A 8,500 43,276
Sinosoft Co., Ltd., Class A 38,640 120,780
Sinosteel Engineering &
Technology Co., Ltd., Class A 85,500 77,849
Sinotrans, Ltd., Class H 1,315,000 588,624
Sinotruk Jinan Truck Co., Ltd.,
Class A 53,440 125,806
Skshu Paint Co., Ltd., Class A 5,700 35,666
Skyworth Digital Co., Ltd.,
Class A 38,000 75,970
Skyworth Group, Ltd. 748,238 297,393

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Ω#Smoore International
Holdings, Ltd. 1,015,000 $ 1,326,456
Snowsky Salt Industry Group
Co., Ltd., Class A 108,200 85,463
*Solargiga Energy Holdings,
Ltd. 2,000 36
Songcheng Performance
Development Co., Ltd., Class
A 20,400 27,618
SooChow Securities Co., Ltd.,
Class A 74,890 85,524
*South Manganese
Investment, Ltd. 1,000 54
Southern Publishing & Media
Co., Ltd. 25,700 50,190
Southwest Securities Co., Ltd.,
Class A 194,600 131,319
Spring Airlines Co., Ltd., Class
A 25,700 198,054
SSY Group, Ltd. 1,312,000 636,221
Stanley Agricultural Group Co.,
Ltd., Class A 22,900 23,357
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 54,500 49,011
StarPower Semiconductor,
Ltd., Class A 6,720 90,912
State Grid Information &
Communication Co., Ltd.,
Class A 65,400 187,176
State Grid Yingda Co., Ltd.,
Class A 140,700 114,686
STO Express Co., Ltd., Class
A 53,300 81,133
Sumavision Technologies Co.,
Ltd., Class A 60,400 50,843
Sumec Corp., Ltd., Class A 46,700 59,097
Sun Art Retail Group, Ltd. 825,000 243,009
*Sun Create Electronics Co.,
Ltd., Class A 8,600 36,184
#*Sun King Technology Group,
Ltd. 118,000 18,669
Sunflower Pharmaceutical
Group Co., Ltd., Class A 75,800 209,178
Sungrow Power Supply Co.,
Ltd., Class A 71,120 904,185
Suning Universal Co., Ltd.,
Class A 119,700 40,136
Sunny Optical Technology
Group Co., Ltd. 394,100 2,567,551
Sunresin New Materials Co.,
Ltd., Class A 19,700 135,150
Sunrise Group Co., Ltd., Class
A 64,700 49,652
Sunward Intelligent Equipment
Co., Ltd., Class A 53,303 59,750
*Sunwave Communications
Co., Ltd., Class A 100 77
Sunwoda Electronic Co., Ltd.,
Class A 41,700 132,334
Shares Value †
CHINA — (Continued)
Suofeiya Home Collection Co.,
Ltd., Class A 9,800 $ 26,645
SUPCON Technology Co.,
Ltd., Class A 18,843 127,341
Suzhou Anjie Technology Co.,
Ltd., Class A 35,800 78,854
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 97,600 431,048
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 116,900 59,534
Suzhou Good-Ark Electronics
Co., Ltd., Class A 33,300 56,108
Suzhou Maxwell Technologies
Co., Ltd., Class A 6,988 113,528
*Suzhou Secote Precision
Electronic Co., Ltd., Class A 7,700 76,688
Suzhou SLAC Precision
Equipment Co., Ltd., Class A 29,900 46,059
Suzhou Sushi Testing Group
Co., Ltd., Class A 33,500 61,709
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 14,060 253,077
SY Holdings Group, Ltd. 235,000 208,569
Symphony Holdings, Ltd. 120,000 12,966
SYoung Group Co., Ltd., Class
A 22,300 39,576
Taiji Computer Corp., Ltd.,
Class A 15,300 57,419
*Talkweb Information System
Co., Ltd., Class A 37,900 142,394
*Tangrenshen Group Co., Ltd.,
Class A 43,600 32,542
*Tangshan Jidong Cement
Co., Ltd., Class A 90,600 75,502
TangShan Port Group Co.,
Ltd., Class A 213,400 130,833
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 120,100 92,840
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 16,300 27,442
Tasly Pharmaceutical Group
Co., Ltd., Class A 51,000 107,039
Tayho Advanced Materials
Group Co., Ltd., Class A 31,500 43,884
TBEA Co., Ltd., Class A 151,760 300,631
TCL Electronics Holdings, Ltd. 1,275,000 905,279
TCL Technology Group Corp.,
Class A 589,090 438,025
TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 193,550 344,042
Telling Telecommunication
Holding Co., Ltd., Class A 48,800 106,324
Tencent Holdings, Ltd. 3,337,600 173,697,386
Tencent Music Entertainment
Group, ADR 309,960 3,449,855
Three Squirrels, Inc., Class A 19,100 68,384

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Three's Co. Media Group Co.,
Ltd., Class A 10,738 $ 45,903
Thunder Software Technology
Co., Ltd., Class A 8,200 66,736
Tian An China Investment Co.,
Ltd. 8,000 4,116
Tian Di Science & Technology
Co., Ltd., Class A 175,000 150,992
Tian Lun Gas Holdings, Ltd. 81,500 35,538
*Tianfeng Securities Co., Ltd.,
Class A 5,800 5,208
Tiangong International Co.,
Ltd. 682,000 157,026
Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 26,700 65,141
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 58,800 33,987
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 11,700 54,299
Tianjin Port Co., Ltd., Class A 112,400 75,692
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 21,000 53,591
Tianjin Teda Co., Ltd., Class A 76,000 51,499
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 79,400 61,601
*Tianma Microelectronics Co.,
Ltd., Class A 107,500 137,847
Tianneng Battery Group Co.,
Ltd. 11,970 49,490
#Tianqi Lithium Corp. 81,200 272,080
Tianrun Industry Technology
Co., Ltd., Class A 36,400 24,563
Tianshan Aluminum Group
Co., Ltd., Class A 226,200 262,763
Tianshui Huatian Technology
Co., Ltd., Class A 110,600 213,043
Tibet Huayu Mining Co., Ltd.,
Class A 13,300 24,873
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 5,200 27,525
*Tibet Tianlu Co., Ltd., Class A 130 118
Tingyi Cayman Islands Holding
Corp. 1,246,000 1,820,663
Titan Wind Energy Suzhou
Co., Ltd., Class A 35,400 45,493
Tofflon Science & Technology
Group Co., Ltd., Class A 15,500 27,835
Toly Bread Co., Ltd., Class A 57,600 48,405
Tong Ren Tang Technologies
Co., Ltd., Class H 368,000 241,881
Tongcheng Travel Holdings,
Ltd. 1,009,200 2,279,475
*Tongding Interconnection
Information Co., Ltd., Class A 45,300 28,281
TongFu Microelectronics Co.,
Ltd., Class A 77,100 292,268
*Tongguan Gold Group, Ltd. 2,000 125
Shares Value †
CHINA — (Continued)
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 101,000 $ 119,876
Tongkun Group Co., Ltd.,
Class A 103,200 170,556
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 107,900 86,286
Tongling Nonferrous Metals
Group Co., Ltd., Class A 473,400 225,813
Tongwei Co., Ltd., Class A 190,900 823,555
Tongyu Heavy Industry Co.,
Ltd., Class A 191,000 79,317
Topchoice Medical Corp.,
Class A 18,346 129,284
Topsec Technologies Group,
Inc., Class A 83,100 92,102
ΩTopsports International
Holdings, Ltd. 1,575,000 522,677
*Towngas Smart Energy Co.,
Ltd. 523,043 215,288
*TPV Technology Co., Ltd.,
Class A 196,200 78,449
TravelSky Technology, Ltd.,
Class H 517,000 724,853
*Trigiant Group, Ltd. 2,000 81
Trina Solar Co., Ltd., Class A 77,147 270,908
*Trip.com Group, Ltd. 245,400 15,814,134
#*Trip.com Group, Ltd.,
Sponsored ADR 51,328 3,305,523
Triumph Science &
Technology Co., Ltd., Class A 16,800 31,347
TRS Information Technology
Corp., Ltd., Class A 10,600 25,326
Truking Technology, Ltd.,
Class A 28,700 29,836
Truly International Holdings,
Ltd. 392,000 53,447
ΩTsaker New Energy Tech
Co., Ltd. 1,000 112
*Tsinghua Tongfang Co., Ltd.,
Class A 27,000 32,311
Tsingtao Brewery Co., Ltd.,
Class H 364,000 2,348,040
*Tunghsu Optoelectronic
Technology Co., Ltd., Class A 321,500 16,689
Unilumin Group Co., Ltd.,
Class A 53,600 53,691
Uni-President China Holdings,
Ltd. 987,000 924,233
Unisplendour Corp., Ltd.,
Class A 19,200 70,709
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 91,100 190,179
*UTour Group Co., Ltd., Class
A 63,400 69,201
V V Food Beverage Co., Ltd.,
Class A 99,500 40,482
Valiant Co., Ltd., Class A 66,300 99,247

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 12,700 $ 30,094
Vatti Corp., Ltd., Class A 26,500 29,296
Ω*<Venus MedTech
Hangzhou, Inc., Class H 164,000 22,150
Venustech Group, Inc., Class
A 46,000 114,422
Victory Giant Technology
Huizhou Co., Ltd., Class A 21,900 138,353
Vipshop Holdings, Ltd.,
Sponsored ADR 294,065 4,246,299
Ω*Viva Biotech Holdings 247,000 30,818
*Vnet Group, Inc., Sponsored
ADR 29,927 98,161
Walvax Biotechnology Co.,
Ltd., Class A 19,900 41,180
*Wanda Film Holding Co., Ltd.,
Class A 53,600 90,689
Wangneng Environment Co.,
Ltd., Class A 30,600 64,352
Wangsu Science &
Technology Co., Ltd., Class A 28,300 38,274
Wanhua Chemical Group Co.,
Ltd., Class A 130,000 1,372,433
Want Want China Holdings,
Ltd. 2,560,000 1,593,744
Wanxiang Qianchao Co., Ltd.,
Class A 95,100 86,990
Warom Technology, Inc. Co. 8,300 23,836
Wasion Holdings, Ltd. 402,000 305,078
Wasu Media Holding Co., Ltd.,
Class A 57,900 60,517
Weichai Power Co., Ltd., Class
H 1,701,000 2,577,405
Weifu High-Technology Group
Co., Ltd., Class A 22,300 55,501
Weihai Guangwei Composites
Co., Ltd., Class A 44,660 219,044
Ω#*Weimob, Inc. 1,411,000 294,019
*Wellhope Foods Co., Ltd.,
Class A 49,600 57,061
Wencan Group Co., Ltd.,
Class A 21,100 69,595
Wens Foodstuffs Group Co.,
Ltd., Class A 199,600 521,973
#West China Cement, Ltd. 1,858,000 277,228
Western Mining Co., Ltd.,
Class A 55,200 136,996
*Western Region Gold Co.,
Ltd., Class A 13,000 24,020
Western Securities Co., Ltd.,
Class A 189,700 218,234
Western Superconducting
Technologies Co., Ltd., Class
A 23,333 164,591
Will Semiconductor Co., Ltd.,
Class A 13,815 207,966
Winall Hi-Tech Seed Co., Ltd.,
Class A 62,460 119,174
Shares Value †
CHINA — (Continued)
Windey Energy Technology
Group Co., Ltd., Class A 37,400 $ 70,572
Wingtech Technology Co.,
Ltd., Class A 44,900 275,717
Winner Medical Co., Ltd.,
Class A 13,500 59,073
Winning Health Technology
Group Co., Ltd., Class A 41,100 45,379
Wolong Electric Group Co.,
Ltd., Class A 42,900 90,219
Wuchan Zhongda Group Co.,
Ltd., Class A 207,500 145,847
Wuhan DR Laser Technology
Corp., Ltd., Class A 3,900 42,820
Wuhan East Lake High
Technology Group Co., Ltd. 17,400 31,222
Wuhan Easydiagnosis
Biomedicine Co., Ltd., Class A 16,300 42,100
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 31,300 48,172
Wuhan Guide Infrared Co.,
Ltd., Class A 133,818 166,337
Wuhan Jingce Electronic
Group Co., Ltd., Class A 4,700 40,447
*Wuhan P&S Information
Technology Co., Ltd., Class A 71,500 132,310
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 11,300 33,657
Wuhu Token Science Co.,
Ltd., Class A 46,500 47,558
Wuliangye Yibin Co., Ltd.,
Class A 154,400 3,180,560
WUS Printed Circuit Kunshan
Co., Ltd., Class A 86,150 493,971
Wushang Group Co., Ltd.,
Class A 37,700 44,217
ΩWuXi AppTec Co., Ltd.,
Class H 171,700 1,141,810
Wuxi Autowell Technology
Co., Ltd., Class A 9,540 72,274
Wuxi Best Precision Machinery
Co., Ltd. 23,700 56,924
Ω*Wuxi Biologics Cayman, Inc. 2,287,000 4,806,748
Wuxi Boton Technology Co.,
Ltd., Class A 17,400 46,503
Wuxi Chipown Micro
Electronics, Ltd. 5,073 32,753
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 10,200 13,065
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 42,500 111,976
Wuxi NCE Power Co., Ltd.,
Class A 21,560 108,528
Wuxi Rural Commercial Bank
Co., Ltd. 70,000 55,781
Wuxi Taiji Industry Co., Ltd.,
Class A 65,600 73,167

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Wuxi Xinje Electric Co., Ltd.,
Class A 4,300 $ 20,885
Wuzhou Special Paper Group
Co., Ltd. 25,300 48,628
XCMG Construction Machinery
Co., Ltd., Class A 365,400 398,319
#*XD, Inc. 120,600 324,210
XGD, Inc., Class A 26,200 101,082
ΩXiabuxiabu Catering
Management China Holdings
Co., Ltd. 691,000 88,881
Xiamen Amoytop Biotech Co.,
Ltd. 23,661 256,698
Xiamen Bank Co., Ltd., Class
A 99,300 72,582
Xiamen C & D, Inc., Class A 53,370 69,634
*Xiamen Changelight Co., Ltd.,
Class A 48,700 106,311
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 18,800 16,353
Xiamen Faratronic Co., Ltd.,
Class A 13,100 208,413
Xiamen Intretech, Inc., Class A 22,600 41,758
Xiamen ITG Group Corp., Ltd.,
Class A 101,700 93,170
Xiamen Jihong Technology
Co., Ltd., Class A 17,200 30,405
Xiamen Kingdomway Group
Co., Class A 28,800 66,102
Xiamen Port Development Co.,
Ltd., Class A 28,300 26,045
Xiamen Tungsten Co., Ltd.,
Class A 50,600 138,003
Xiamen Xiangyu Co., Ltd.,
Class A 71,200 58,835
*Xian International Medical
Investment Co., Ltd., Class A 32,700 24,911
Xi'An Shaangu Power Co.,
Ltd., Class A 38,100 46,985
*Xi'an Tian He Defense
Technology Co., Ltd., Class A 26,800 52,639
Xi'an Triangle Defense Co.,
Ltd., Class A 5,700 21,359
Xiandai Investment Co., Ltd.,
Class A 59,800 34,733
Xiangcai Co., Ltd., Class A 87,200 92,854
Xiangpiaopiao Food Co., Ltd.,
Class A 10,000 19,248
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 18,300 36,175
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 29,100 42,581
Xianhe Co., Ltd., Class A 9,400 24,608
Ω*Xiaomi Corp., Class W 7,421,800 25,489,049
Xilinmen Furniture Co., Ltd.,
Class A 21,300 60,363
Xinfengming Group Co., Ltd.,
Class A 66,400 104,800
Shares Value †
CHINA — (Continued)
Xingda International Holdings,
Ltd. 89,238 $ 14,578
*Xinhu Zhongbao Co., Ltd.,
Class A 1,200 495
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 22,100 35,284
Xinjiang Joinworld Co., Ltd.,
Class A 45,900 47,395
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 51,000 27,690
Xinjiang Xintai Natural Gas
Co., Ltd., Class A 7,700 35,066
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 120,000 14,046
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 58,000 71,200
#*Xinte Energy Co., Ltd., Class
H 343,600 476,437
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 48,400 25,124
Xinxiang Richful Lube Additive
Co., Ltd., Class A 8,400 50,792
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 133,600 72,912
#*Xinyi Energy Holdings, Ltd. 1,091,732 123,575
*Xinyi Solar Holdings, Ltd. 3,906,161 2,004,731
Xinyu Iron & Steel Co., Ltd.,
Class A 79,600 42,548
Xinzhi Group Co., Ltd., Class A 12,700 24,463
*Xizang Zhufeng Resources
Co., Ltd., Class A 44,900 69,607
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 19,300 35,335
*XPeng, Inc., Class A 611,700 3,552,461
Xtep International Holdings,
Ltd. 1,316,846 975,642
Xuji Electric Co., Ltd., Class A 29,400 125,142
Ω*Yadea Group Holdings, Ltd. 863,444 1,497,122
*YaGuang Technology Group
Co., Ltd., Class A 58,600 59,604
Yangling Metron New Material,
Inc., Class A 17,900 63,761
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 76,000 100,494
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 8,900 59,534
Yankershop Food Co., Ltd.,
Class A 3,080 21,640
Yankuang Energy Group Co.,
Ltd., Class H 2,561,600 3,334,456
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 7,400 23,909
Yantai China Pet Foods Co.,
Ltd., Class A 14,400 60,607

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 21,800 $ 40,004
Yantai Eddie Precision
Machinery Co., Ltd., Class A 10,500 24,439
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 40,400 190,158
YanTai Shuangta Food Co.,
Ltd., Class A 25,300 18,564
Yantai Zhenghai Bio-tech Co.,
Ltd., Class A 10,500 35,752
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 39,109 75,114
#*Yeahka, Ltd. 75,200 106,400
Yealink Network Technology
Corp., Ltd., Class A 50,200 273,965
Yechiu Metal Recycling China,
Ltd., Class A 155,100 57,446
YGSOFT, Inc., Class A 93,600 83,780
Yibin Tianyuan Group Co.,
Ltd., Class A 50,000 31,426
Ω*YiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 163,000 184,922
Yifan Pharmaceutical Co., Ltd.,
Class A 39,700 70,791
Yifeng Pharmacy Chain Co.,
Ltd., Class A 53,359 177,643
Yihai International Holding,
Ltd. 438,000 781,982
*Yijiahe Technology Co., Ltd.,
Class A 10,700 30,834
Yixintang Pharmaceutical
Group Co., Ltd., Class A 40,400 76,063
Yizumi Holdings Co., Ltd.,
Class A 30,800 100,768
Yonfer Agricultural Technology
Co., Ltd., Class A 81,400 151,543
*Yonghui Superstores Co.,
Ltd., Class A 34,500 22,313
Yongjin Technology Group
Co., Ltd. 21,600 57,425
YongXing Special Materials
Technology Co., Ltd., Class A 30,600 165,968
*Yonyou Network Technology
Co., Ltd., Class A 41,700 66,693
Yotrio Group Co., Ltd., Class A 97,400 43,590
Youngor Fashion Co., Ltd.,
Class A 108,100 113,896
Youngy Co., Ltd., Class A 12,100 59,228
Youzu Interactive Co., Ltd.,
Class A 47,400 65,968
YTO Express Group Co., Ltd.,
Class A 107,800 248,030
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 23,700 36,409
Yuexiu Property Co., Ltd. 1,105,000 913,916
Yuexiu Transport
Infrastructure, Ltd. 438,000 215,214
#Yum China Holdings, Inc. 216,150 9,725,415
Shares Value †
CHINA — (Continued)
Yum China Holdings, Inc. 15,350 $ 677,089
Yunda Holding Co., Ltd., Class
A 120,200 140,472
Yunnan Aluminium Co., Ltd.,
Class A 120,400 240,535
Yunnan Baiyao Group Co.,
Ltd., Class A 46,540 372,563
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 220,000 178,399
Yunnan Copper Co., Ltd.,
Class A 114,500 210,756
Yunnan Energy New Material
Co., Ltd., Class A 41,200 205,773
Yunnan Nantian Electronics
Information Co., Ltd. 12,800 40,225
Yunnan Tin Co., Ltd., Class A 69,900 150,041
Yunnan Yuntianhua Co., Ltd.,
Class A 32,000 103,347
Yusys Technologies Co., Ltd.,
Class A 36,800 132,582
Yutong Bus Co., Ltd., Class A 48,000 162,697
*Zai Lab, Ltd. 71,700 220,420
#*Zai Lab, Ltd., Sponsored
ADR 3,960 119,671
Zangge Mining Co., Ltd., Class
A 5,200 20,959
ZBOM Home Collection Co.,
Ltd., Class A 32,500 68,348
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 17,000 558,927
Zhaojin Mining Industry Co.,
Ltd., Class H 1,095,500 1,930,483
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 15,600 21,689
Zhefu Holding Group Co., Ltd.,
Class A 177,300 85,567
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 22,840 27,621
*Zhejiang Century Huatong
Group Co., Ltd., Class A 142,800 94,561
Zhejiang Cfmoto Power Co.,
Ltd., Class A 4,800 106,265
Zhejiang China Commodities
City Group Co., Ltd., Class A 107,600 160,920
Zhejiang Chint Electrics Co.,
Ltd., Class A 61,300 200,726
Zhejiang Communications
Technology Co., Ltd., Class A 155,080 93,337
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 43,600 29,055
Zhejiang Crystal-Optech Co.,
Ltd., Class A 49,010 157,251
Zhejiang Dahua Technology
Co., Ltd., Class A 54,000 124,548
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 35,200 54,026

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Dingli Machinery Co.,
Ltd., Class A 25,700 $ 182,803
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 29,600 46,178
Zhejiang Expressway Co.,
Ltd., Class H 888,760 589,885
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 26,200 54,033
Zhejiang Hailiang Co., Ltd.,
Class A 93,000 114,817
Zhejiang Hailide New Material
Co., Ltd., Class A 82,300 49,303
Zhejiang HangKe Technology,
Inc. Co., Class A 9,200 23,685
Zhejiang Hangmin Co., Ltd.,
Class A 62,651 64,779
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 52,500 43,751
*Zhejiang Hisun
Pharmaceutical Co., Ltd.,
Class A 41,900 49,672
Zhejiang Huace Film &
Television Co., Ltd., Class A 114,100 135,264
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 56,600 146,664
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 22,800 48,429
Zhejiang Huangma
Technology Co., Ltd. 31,000 48,580
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 53,530 233,335
Zhejiang International Group
Co., Ltd. 32,000 48,172
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 47,100 50,815
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 16,200 44,365
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 21,200 63,619
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 57,200 288,895
Zhejiang Jingu Co., Ltd., Class
A 49,100 81,077
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 50,220 87,859
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 17,600 55,754
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 11,100 25,446
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 10,900 24,926
Shares Value †
CHINA — (Continued)
Zhejiang Juhua Co., Ltd.,
Class A 79,100 $ 232,156
Zhejiang Lante Optics Co., Ltd. 22,689 75,186
Zhejiang Longsheng Group
Co., Ltd., Class A 117,500 165,835
Zhejiang Medicine Co., Ltd.,
Class A 47,300 109,427
Zhejiang Meida Industrial Co.,
Ltd., Class A 24,200 24,343
Zhejiang Meorient Commerce
Exhibition, Inc. 14,800 39,970
Zhejiang Narada Power
Source Co., Ltd., Class A 42,500 129,566
Zhejiang NHU Co., Ltd., Class
A 113,076 359,160
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 31,600 77,228
Zhejiang Runtu Co., Ltd.,
Class A 56,400 51,353
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 57,900 177,733
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 5,600 25,125
Zhejiang Semir Garment Co.,
Ltd., Class A 92,900 78,852
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 55,660 40,528
Zhejiang Shibao Co., Ltd.,
Class H 70,000 30,793
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 9,200 40,193
Zhejiang Southeast Space
Frame Co., Ltd., Class A 57,100 37,811
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 9,300 11,873
Zhejiang Sunoren Solar
Technology Co., Ltd. 22,000 28,859
Zhejiang Supor Co., Ltd.,
Class A 10,700 78,525
Zhejiang Taihua New Material
Group Co., Ltd., Class A 27,400 44,053
*Zhejiang Tiantie Industry Co.,
Ltd., Class A 10,100 7,042
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 14,700 34,462
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 101,100 293,463
Zhejiang Wanliyang Co., Ltd.,
Class A 70,000 56,076
Zhejiang Wanma Co., Ltd.,
Class A 55,200 60,793
Zhejiang Wansheng Co., Ltd.,
Class A 28,900 44,397
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 62,130 178,601

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 17,400 $ 32,467
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 65,400 136,620
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 52,700 92,345
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 67,440 78,909
Zhejiang Xinao Textiles, Inc. 38,700 38,223
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 7,700 24,835
Zhejiang Yankon Group Co.,
Ltd., Class A 100 44
Zhejiang Yasha Decoration
Co., Ltd., Class A 65,700 36,501
Zhejiang Yinlun Machinery
Co., Ltd., Class A 23,700 63,042
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 20,000 48,065
Zhende Medical Co., Ltd.,
Class A 16,300 52,734
Zhengzhou Coal Mining
Machinery Group Co., Ltd.,
Class H 187,000 250,635
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 89,800 62,236
Zheshang Development Group
Co., Ltd. 51,800 44,476
Zheshang Securities Co., Ltd.,
Class A 115,600 209,862
*Zhong An Group, Ltd. 3,000 56
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 465,300 841,495
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 66,400 24,127
Zhongji Innolight Co., Ltd.,
Class A 45,780 918,574
Zhongjin Gold Corp., Ltd.,
Class A 71,900 143,843
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 9,100 26,964
*Zhongnongfa Seed Industry
Group Co., Ltd. 29,800 27,844
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 104,800 85,130
Zhongshan Public Utilities
Group Co., Ltd., Class A 6,600 8,204
Zhongsheng Group Holdings,
Ltd. 777,000 1,191,325
Zhongtai Securities Co., Ltd.,
Class A 119,400 114,076
*<Zhongtian Financial Group
Co., Ltd., Class A 156,600 –
Shares Value †
CHINA — (Continued)
*Zhongyu Energy Holdings,
Ltd. 38,000 $ 21,800
Zhongyuan Environment-
Protection Co., Ltd., Class A 51,300 64,702
ΩZhou Hei Ya International
Holdings Co., Ltd. 772,500 154,015
Zhuhai Huafa Properties Co.,
Ltd., Class A 81,100 79,304
Zhuzhou CRRC Times Electric
Co., Ltd. 341,000 1,309,278
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 24,000 112,460
Zhuzhou Kibing Group Co.,
Ltd., Class A 90,800 89,936
*Zhuzhou Smelter Group Co.,
Ltd. 78,100 98,394
Zhuzhou Times New Material
Technology Co., Ltd., Class A 54,500 94,276
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 90,100 66,237
Zijin Mining Group Co., Ltd.,
Class H 3,692,000 7,873,709
ZJMI Environmental Energy
Co., Ltd., Class A 33,900 57,833
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,116,200 760,941
ZTE Corp., Class H 554,400 1,386,285
ZTO Express Cayman, Inc. 296,900 6,862,643
#ZTO Express Cayman, Inc.,
Sponsored ADR 7,500 173,325
TOTAL CHINA 1,237,480,096
COLOMBIA — (0.1%)
Almacenes Exito SA 108,800 214,828
Bancolombia SA 1,654 14,167
Bancolombia SA, Sponsored
ADR 52,257 1,667,521
Celsia SA ESP 38,592 33,056
Cementos Argos SA 149,209 290,438
Grupo Argos SA 11,852 52,103
Grupo Energia Bogota SA ESP 1,688 968
Interconexion Electrica SA
ESP 72,167 287,491
Mineros SA 15,026 12,445
Promigas SA ESP 284 495
TOTAL COLOMBIA 2,573,512
CZECHIA — (0.1%)
CEZ AS 70,172 2,714,828
Komercni Banka AS 35,370 1,219,729
ΩMoneta Money Bank AS 39,824 198,141
TOTAL CZECHIA 4,132,698
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), Registered,
GDR 1,119,534 1,730,800
TOTAL EGYPT 1,730,800
GREECE — (0.4%)
Aegean Airlines SA 8,503 91,989

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
GREECE — (Continued)
Alpha Services and Holdings
SA 1,590,375 $ 2,381,824
Athens Water Supply &
Sewage Co. SA 263 1,653
Autohellas Tourist and Trading
SA 2,934 36,185
Avax SA 26,336 40,028
Bank of Greece 710 10,175
Eurobank Ergasias Services
and Holdings SA 1,013,999 2,080,596
Fourlis Holdings SA 10,246 40,990
GEK TERNA SA 8,488 159,419
Hellenic Exchanges - Athens
Stock Exchange SA 24,439 112,231
Hellenic Telecommunications
Organization SA 122,448 2,016,628
HELLENiQ ENERGY Holdings
S.A. 8,668 64,932
Holding Co. ADMIE IPTO SA 51,755 133,165
*Intrakat Technical And Energy
Projects SA 13,089 69,629
JUMBO SA 52,972 1,408,967
*LAMDA Development SA 5,941 47,729
Metlen Energy & Metals SA 46,425 1,615,861
Motor Oil Hellas Corinth
Refineries SA 29,739 634,098
National Bank of Greece SA 335,745 2,617,113
OPAP SA 67,205 1,144,027
Piraeus Financial Holdings SA 396,085 1,478,369
Piraeus Port Authority SA 880 26,416
Plastika Kritis SA 17 279
Public Power Corp. SA 81,555 1,066,906
Quest Holdings SA 2,014 12,091
Sarantis SA 4,005 47,915
Terna Energy SA 13,925 299,329
Titan Cement International SA 6,971 248,232
TOTAL GREECE 17,886,776
HONG KONG — (0.0%)
Beijing Energy International
Holding Co., Ltd. 754,000 16,003
Onewo, Inc., Class H 96,000 282,774
TOTAL HONG KONG 298,777
HUNGARY — (0.1%)
*4iG Nyrt 7,228 15,452
MOL Hungarian Oil & Gas PLC 230,945 1,599,042
Opus Global Nyrt 55,285 77,028
OTP Bank Nyrt 100,751 5,004,224
Richter Gedeon Nyrt 21,145 609,463
TOTAL HUNGARY 7,305,209
INDIA — (20.9%)
360 ONE WAM, Ltd. 92,430 1,198,709
3M India, Ltd. 587 251,646
*Aarti Drugs, Ltd. 22,213 127,898
*Aarti Industries, Ltd. 110,513 671,466
Aarti Pharmalabs, Ltd. 8,952 68,088
*ABB India, Ltd. 24,515 2,166,026
ACC, Ltd. 37,201 1,026,579
Accelya Solutions India, Ltd. 2,589 49,214
Shares Value †
INDIA — (Continued)
*Action Construction
Equipment, Ltd. 24,201 $ 387,740
*Adani Energy Solutions, Ltd. 69,872 811,180
*Adani Enterprises, Ltd. 39,399 1,380,948
*Adani Green Energy, Ltd. 72,895 1,385,578
*Adani Ports & Special
Economic Zone, Ltd. 299,900 4,907,430
*Adani Power, Ltd. 404,040 2,847,963
Adani Total Gas, Ltd. 64,684 552,596
*Adani Wilmar, Ltd. 4,414 18,168
ADF Foods, Ltd. 7,385 26,243
*Aditya Birla Capital, Ltd. 245,351 592,994
*Aditya Birla Fashion and
Retail, Ltd. 255,513 936,376
Aditya Birla Real Estate, Ltd. 30,530 995,855
Advanced Enzyme
Technologies, Ltd. 24,702 138,997
Aegis Logistics, Ltd. 96,666 920,374
*Aether Industries, Ltd. 4,430 44,945
*Affle India, Ltd. 18,698 341,834
*AGI Greenpac, Ltd. 14,815 165,837
Agro Tech Foods, Ltd. 8 89
Ahluwalia Contracts India, Ltd. 8,341 105,004
AIA Engineering, Ltd. 16,009 727,234
*Ajanta Pharma, Ltd. 29,290 1,067,536
*Ajmera Realty & Infra India,
Ltd. 2,542 27,344
*Akzo Nobel India, Ltd. 3,917 205,073
*Alembic Pharmaceuticals, Ltd. 20,957 281,346
*Alembic, Ltd. 55,254 84,465
Alkem Laboratories, Ltd. 18,625 1,280,097
Alkyl Amines Chemicals 3,742 93,051
Allcargo Logistics, Ltd. 227,709 153,031
*Allcargo Terminals, Ltd. 38,069 19,078
*Allied Digital Services, Ltd. 5,282 17,271
Amara Raja Energy & Mobility,
Ltd. 176,880 2,925,203
*Amber Enterprises India, Ltd. 11,869 852,598
Ambika Cotton Mills, Ltd. 940 17,682
Ambuja Cements, Ltd. 381,238 2,632,151
Amrutanjan Health Care, Ltd. 2,397 21,662
*Anant Raj, Ltd. 57,611 507,553
*Andhra Paper, Ltd. 36,905 43,727
Angel One, Ltd. 37,848 1,373,553
Anup Engineering, Ltd. (The) 4,853 200,939
*Apar Industries, Ltd. 12,086 1,446,295
Apcotex Industries, Ltd. 3,041 14,197
*APL Apollo Tubes, Ltd. 93,777 1,695,678
*Apollo Hospitals Enterprise,
Ltd. 64,329 5,372,618
Apollo Pipes, Ltd. 2,123 13,381
Apollo Tyres, Ltd. 631,213 3,790,525
Aptech, Ltd. 21,544 45,006
Artemis Medicare Services,
Ltd. 3,510 11,701
*Arvind Fashions, Ltd. 44,417 299,032
Arvind, Ltd. 111,172 491,432
*Asahi India Glass, Ltd. 41,466 370,000
*Ashapura Minechem, Ltd. 3,392 9,583

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Ashiana Housing, Ltd. 17,770 $ 65,882
Ashok Leyland, Ltd. 1,100,645 2,724,967
*Ashoka Buildcon, Ltd. 147,965 421,602
*Asian Granito India, Ltd. 25,041 20,545
Asian Paints, Ltd. 167,769 5,857,213
*Astec Lifesciences, Ltd. 435 5,623
Ω*Aster DM Healthcare, Ltd. 11,621 61,445
*Astra Microwave Products,
Ltd. 33,541 315,740
*Astral, Ltd. 65,887 1,387,183
AstraZeneca Pharma India,
Ltd. 1,103 100,020
*Atul Auto, Ltd. 7,143 51,572
Atul, Ltd. 7,988 744,962
ΩAU Small Finance Bank, Ltd. 53,279 388,062
AurionPro Solutions, Ltd. 11,425 224,604
Aurobindo Pharma, Ltd. 198,523 3,297,060
*Automotive Axles, Ltd. 1,014 22,183
Avadh Sugar & Energy, Ltd. 3,114 23,122
Avanti Feeds, Ltd. 29,449 205,967
Ω*Avenue Supermarts, Ltd. 57,813 2,702,529
Axis Bank, Ltd. 1,451,405 20,014,885
*AXISCADES Technologies,
Ltd. 10,207 60,360
*Bajaj Auto, Ltd. 35,828 4,191,113
Bajaj Consumer Care, Ltd. 46,456 126,435
*Bajaj Finserv, Ltd. 170,316 3,546,130
*Bajaj Hindusthan Sugar, Ltd. 601,558 249,247
Bajaj Holdings & Investment,
Ltd. 5,130 625,310
Balaji Amines, Ltd. 7,262 183,894
Balkrishna Industries, Ltd. 40,789 1,376,405
Balmer Lawrie & Co., Ltd. 39,970 114,225
Balrampur Chini Mills, Ltd. 232,714 1,737,476
Banco Products India, Ltd. 15,488 133,935
ΩBandhan Bank, Ltd. 386,050 836,548
Bank of Baroda 702,705 2,097,261
Bank of India 338,389 437,402
Bank of Maharashtra 452,903 295,701
BASF India, Ltd. 4,660 424,412
*Bata India, Ltd. 35,111 566,064
Bayer CropScience, Ltd. 3,619 285,171
BEML, Ltd. 11,160 540,380
Berger Paints India, Ltd. 114,563 731,361
*BF Utilities, Ltd. 12,888 130,457
Bhansali Engineering
Polymers, Ltd. 72,831 117,268
Bharat Bijlee, Ltd. 1,100 60,684
Bharat Dynamics, Ltd. 49,278 636,030
Bharat Electronics, Ltd. 2,291,839 7,765,181
Bharat Forge, Ltd. 178,140 2,987,458
*Bharat Heavy Electricals, Ltd. 660,895 1,878,475
Bharat Petroleum Corp., Ltd. 932,176 3,444,959
Bharat Rasayan, Ltd. 281 37,337
*Bharat Wire Ropes, Ltd. 9,945 28,155
Bharti Airtel, Ltd. 1,322,130 25,355,713
Biocon, Ltd. 202,106 759,764
Birla Corp., Ltd. 18,908 262,653
Birlasoft, Ltd. 128,796 842,595
Shares Value †
INDIA — (Continued)
*BL Kashyap & Sons, Ltd. 33,564 $ 32,572
*Black Box, Ltd. 15,116 87,619
*Bliss Gvs Pharma, Ltd. 8,094 11,893
BLS International Services,
Ltd. 76,147 360,286
Blue Dart Express, Ltd. 3,164 306,396
Blue Star, Ltd. 45,529 1,013,091
Bombay Burmah Trading Co. 20,001 658,738
Bombay Dyeing &
Manufacturing Co., Ltd. 83,421 232,893
*Borosil Renewables, Ltd. 25,828 137,178
*Borosil Scientific, Ltd. 1,816 3,973
*Borosil, Ltd. 2,422 12,782
Bosch, Ltd. 2,695 1,125,662
Brigade Enterprises, Ltd. 90,130 1,263,527
*Brightcom Group, Ltd. 916,687 88,195
Britannia Industries, Ltd. 67,549 4,600,590
BSE, Ltd. 34,884 1,852,598
*Camlin Fine Sciences, Ltd. 42,857 53,348
*Campus Activewear, Ltd. 25,264 88,634
Canara Bank 1,091,407 1,332,357
Cantabil Retail India, Ltd. 3,563 9,759
*Capacit'e Infraprojects, Ltd. 41,634 188,399
Caplin Point Laboratories, Ltd. 13,420 324,846
Carborundum Universal, Ltd. 27,643 453,324
Care Ratings, Ltd. 5,546 96,362
*Cartrade Tech, Ltd. 31,934 410,482
*Carysil, Ltd. 12,889 123,362
Castrol India, Ltd. 354,515 886,728
CCL Products India, Ltd. 32,769 264,280
*CE Info Systems, Ltd. 6,373 148,107
*Ceat, Ltd. 25,377 846,813
Central Depository Services
India, Ltd. 79,917 1,469,155
Centum Electronics, Ltd. 2,261 49,589
Century Enka, Ltd. 1,392 9,558
Century Plyboards India, Ltd. 31,965 322,762
Cera Sanitaryware, Ltd. 3,618 309,101
CESC, Ltd. 392,694 883,543
CG Power & Industrial
Solutions, Ltd. 363,240 3,042,902
*Chalet Hotels, Ltd. 14,230 147,383
Chambal Fertilisers and
Chemicals, Ltd. 145,513 836,880
*Chemplast Sanmar, Ltd. 2,092 11,917
*Chennai Petroleum Corp.,
Ltd. 38,325 291,564
*Choice International, Ltd. 36,156 223,636
*CIE Automotive India, Ltd. 58,668 346,623
Cigniti Technologies, Ltd. 11,241 189,110
Cipla, Ltd. 393,771 7,266,755
City Union Bank, Ltd. 251,843 526,351
CMS Info Systems, Ltd. 158,866 1,014,755
Coal India, Ltd. 818,458 4,400,053
ΩCochin Shipyard, Ltd. 55,188 982,651
Ω*Coffee Day Enterprises, Ltd. 146,342 59,712
Coforge, Ltd. 44,901 4,071,174
Colgate-Palmolive India, Ltd. 101,212 3,686,236

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Computer Age Management
Services, Ltd. 38,219 $ 2,019,757
Confidence Petroleum India,
Ltd. 42,169 39,042
Container Corp. Of India, Ltd. 140,307 1,413,478
Coromandel International, Ltd. 91,839 1,822,500
Cosmo First, Ltd. 3,890 35,872
CRISIL, Ltd. 7,918 515,531
Crompton Greaves Consumer
Electricals, Ltd. 395,485 1,839,000
*CSB Bank, Ltd. 33,428 124,829
Cummins India, Ltd. 67,280 2,800,938
*Cupid, Ltd. 17,361 16,662
Cyient, Ltd. 46,721 1,020,001
Ω*D P Abhushan, Ltd. 4,009 84,665
Dabur India, Ltd. 243,658 1,564,766
Dalmia Bharat, Ltd. 41,092 895,864
*Datamatics Global Services,
Ltd. 9,494 65,537
DB Corp., Ltd. 29,354 112,897
DCB Bank, Ltd. 107,765 157,457
*DCM Shriram Industries, Ltd. 12,038 25,723
DCM Shriram, Ltd. 6,233 77,695
*DCW, Ltd. 110,100 131,016
Deep Industries, Ltd. 13,575 78,299
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 66,279 986,426
Deepak Nitrite, Ltd. 133,594 4,188,483
*Delhivery, Ltd. 254,325 1,077,050
Delta Corp., Ltd. 45,877 63,393
*Dhampur Sugar Mills, Ltd. 19,653 45,712
*Dhanlaxmi Bank, Ltd. 92,617 38,595
Dhanuka Agritech, Ltd. 4,903 91,627
Ω*Dilip Buildcon, Ltd. 31,434 187,775
*Dish TV India, Ltd. 758,352 116,432
*Dishman Carbogen Amcis,
Ltd. 43,471 100,692
Divi's Laboratories, Ltd. 65,387 4,579,899
Dixon Technologies India, Ltd. 22,006 3,680,026
DLF, Ltd. 319,444 3,114,613
*Dollar Industries, Ltd. 10,607 64,397
ΩDr. Lal PathLabs, Ltd. 26,288 973,221
*Dr. Reddy's Laboratories, Ltd. 80,725 1,223,265
Dr. Reddy's Laboratories, Ltd.,
Sponsored ADR 69,385 5,127,552
*Dredging Corp. of India, Ltd. 1,657 19,830
*Dwarikesh Sugar Industries,
Ltd. 135,889 101,651
Dynamatic Technologies, Ltd. 444 39,714
eClerx Services, Ltd. 16,638 575,905
Eicher Motors, Ltd. 88,795 5,168,746
EID Parry India, Ltd. 68,000 652,252
*EIH Associated Hotels 5,056 22,187
*EIH, Ltd. 17,042 73,864
Elecon Engineering Co., Ltd. 55,189 377,197
*Electrosteel Castings, Ltd. 316,819 620,780
Elgi Equipments, Ltd. 68,920 543,049
Emami, Ltd. 119,551 999,999
eMudhra, Ltd. 11,164 120,600
Shares Value †
INDIA — (Continued)
ΩEndurance Technologies,
Ltd. 14,438 $ 407,738
Engineers India, Ltd. 153,471 355,432
Epigral, Ltd. 10,574 266,298
EPL, Ltd. 100,800 324,747
*Equinox India Developments,
Ltd. 331,885 435,508
ΩEquitas Small Finance Bank,
Ltd. 330,552 274,745
Ω*Eris Lifesciences, Ltd. 30,112 473,831
ESAB India, Ltd. 286 21,830
Escorts Kubota, Ltd. 32,033 1,426,711
Eveready Industries India, Ltd. 26,872 128,757
Everest Kanto Cylinder, Ltd. 26,592 57,965
Excel Industries, Ltd. 905 16,155
Exide Industries, Ltd. 271,027 1,468,008
*FDC, Ltd. 23,838 154,944
Federal Bank, Ltd. 2,564,370 6,218,623
*Federal-Mogul Goetze India,
Ltd. 3,333 15,683
*FIEM Industries, Ltd. 4,446 81,699
Filatex India, Ltd. 97,743 70,338
*Fine Organic Industries, Ltd. 5,179 299,603
Fineotex Chemical, Ltd. 28,087 125,026
*Fino Payments Bank, Ltd. 4,134 18,729
Finolex Cables, Ltd. 44,112 641,853
Finolex Industries, Ltd. 146,491 528,482
Firstsource Solutions, Ltd. 257,760 1,042,857
Force Motors, Ltd. 3,404 318,332
Fortis Healthcare, Ltd. 297,279 2,208,568
*FSN E-Commerce Ventures,
Ltd. 228,130 492,879
Gabriel India, Ltd. 57,563 311,446
GAIL India, Ltd. 1,546,319 3,677,752
*Galaxy Surfactants, Ltd. 3,524 122,882
*Ganesh Benzoplast, Ltd. 6,421 10,821
Ganesh Housing Corp., Ltd. 4,215 53,809
*Ganesha Ecosphere, Ltd. 2,706 67,700
*Garware Hi-Tech Films, Ltd. 6,477 314,752
*Garware Technical Fibres,
Ltd. 4,539 218,283
*Gateway Distriparks, Ltd. 126,726 132,534
GE Vernova T&D India, Ltd. 104 2,209
ΩGeneral Insurance Corp. of
India 8,117 35,640
Genus Power Infrastructures,
Ltd. 34,148 168,534
Geojit Financial Services, Ltd. 26,119 39,489
GHCL, Ltd. 177,958 1,262,735
Gillette India, Ltd. 3,283 388,689
Ω*Gland Pharma, Ltd. 13,587 266,791
GlaxoSmithKline
Pharmaceuticals, Ltd. 19,717 635,983
Glenmark Pharmaceuticals,
Ltd. 91,725 1,848,490
*Global Health, Ltd. 68,850 905,677
*Globus Spirits, Ltd. 7,451 93,556
*GMM Pfaudler, Ltd. 24,700 411,156

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
*GMR Airports Infrastructure,
Ltd. 2,028,353 $ 1,913,380
*GMR Power and Urban Infra,
Ltd. 102 143
GNA Axles, Ltd. 4,959 23,658
GOCL Corp., Ltd. 6,067 29,680
*Godawari Power and Ispat,
Ltd. 234,225 544,989
Godfrey Phillips India, Ltd. 8,557 674,206
Ω*Godrej Agrovet, Ltd. 9,197 77,963
Godrej Consumer Products,
Ltd. 217,114 3,313,144
*Godrej Industries, Ltd. 10,926 134,915
*Godrej Properties, Ltd. 63,015 2,155,076
*Gokaldas Exports, Ltd. 21,001 223,893
Goldiam International, Ltd. 12,633 53,199
Granules India, Ltd. 574,743 3,893,307
*Graphite India, Ltd. 65,672 413,895
Grasim Industries, Ltd. 163,590 5,244,783
Gravita India, Ltd. 16,619 418,962
Great Eastern Shipping Co.,
Ltd. (The) 104,715 1,605,727
Greaves Cotton, Ltd. 71,360 157,909
*Greenlam Industries, Ltd. 4,922 30,473
Greenpanel Industries, Ltd. 47,022 217,701
Greenply Industries, Ltd. 25,728 106,386
Grindwell Norton, Ltd. 15,085 397,109
Gufic Biosciences, Ltd. 5,649 29,456
Gujarat Alkalies & Chemicals,
Ltd. 12,118 123,419
*Gujarat Ambuja Exports, Ltd. 83,114 131,808
Gujarat Fluorochemicals, Ltd. 19,260 986,773
Gujarat Gas, Ltd. 57,776 356,710
*Gujarat Industries Power Co.,
Ltd. 28,791 71,852
Gujarat Mineral Development
Corp., Ltd. 15,757 69,419
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 68,744 511,086
Gujarat Pipavav Port, Ltd. 253,687 595,462
Gujarat State Petronet, Ltd. 173,303 801,941
Gulf Oil Lubricants India, Ltd. 6,277 88,325
Happiest Minds Technologies,
Ltd. 43,000 391,001
ΩHarsha Engineers
International, Ltd. 7,405 44,539
*Hatsun Agro Product, Ltd. 3,983 51,534
*Havells India, Ltd. 129,860 2,530,290
HBL Power Systems, Ltd. 73,089 488,325
HCL Technologies, Ltd. 484,853 10,183,290
ΩHDFC Asset Management
Co., Ltd. 59,771 3,056,177
HDFC Bank, Ltd. 1,184,021 24,440,444
HDFC Bank, Ltd., Sponsored
ADR 141,288 8,905,383
ΩHDFC Life Insurance Co.,
Ltd. 392,675 3,363,034
*HealthCare Global
Enterprises, Ltd. 21,050 112,627
Shares Value †
INDIA — (Continued)
*HEG, Ltd. 47,890 $ 246,210
HeidelbergCement India, Ltd. 43,635 120,174
Heritage Foods, Ltd. 39,737 249,070
Hero MotoCorp, Ltd. 86,930 5,158,294
*Heubach Colorants India, Ltd. 373 2,409
HFCL, Ltd. 570,413 825,504
*HG Infra Engineering, Ltd. 13,199 213,173
Hikal, Ltd. 16,252 73,571
HIL, Ltd. 515 16,918
Himadri Speciality Chemical,
Ltd. 125,847 857,651
Himatsingka Seide, Ltd. 25,078 50,740
*Hindalco Industries, Ltd. 984,234 8,030,252
Hindustan Aeronautics, Ltd. 109,729 5,541,764
*Hindustan Construction Co.,
Ltd. 561,947 272,064
Hindustan Copper, Ltd. 193,409 676,697
*Hindustan Foods, Ltd. 9,973 72,378
*Hindustan Oil Exploration
Co., Ltd. 56,798 139,046
Hindustan Petroleum Corp.,
Ltd. 541,980 2,455,100
Hindustan Unilever, Ltd. 317,277 9,539,676
*Hindware Home Innovation,
Ltd. 5,942 21,235
Hitachi Energy India, Ltd. 3,224 529,842
HI-Tech Pipes, Ltd. 44,035 95,191
Hle Glascoat, Ltd. 3,495 15,383
*HLV, Ltd. 25,573 5,763
Honda India Power Products,
Ltd. 588 26,228
Honeywell Automation India,
Ltd. 142 77,296
HPL Electric & Power, Ltd. 7,057 43,805
Huhtamaki India, Ltd. 11,316 38,368
I G Petrochemicals, Ltd. 1,953 13,368
ICICI Bank, Ltd. 646,306 9,932,527
ICICI Bank, Ltd., Sponsored
ADR 1,120,456 34,073,067
ΩICICI Lombard General
Insurance Co., Ltd. 175,025 3,990,952
ΩICICI Prudential Life
Insurance Co., Ltd. 106,984 942,784
ΩICICI Securities, Ltd. 10,767 111,094
*ICRA, Ltd. 439 37,574
*IDFC First Bank, Ltd. 3,713,192 2,911,424
*IFB Industries, Ltd. 3,378 62,357
*Igarashi Motors India, Ltd. 1,974 17,036
IIFL Securities, Ltd. 96,832 438,521
*Imagicaaworld Entertainment,
Ltd. 82,581 75,553
*India Cements, Ltd. (The) 915,833 3,963,450
*India Glycols, Ltd. 3,464 49,369
India Nippon Electricals, Ltd. 2,785 23,241
Indian Bank 154,837 1,091,126
ΩIndian Energy Exchange,
Ltd. 363,428 768,294
Indian Hotels Co, Ltd. (The) 501,517 4,036,053

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Indian Hume Pipe Co, Ltd.
(The) 5,414 $ 28,616
Indian Metals & Ferro Alloys,
Ltd. 4,365 35,123
Indian Oil Corp., Ltd. 1,086,983 1,843,649
Indian Railway Catering &
Tourism Corp., Ltd. 165,082 1,612,414
Indigo Paints, Ltd. 6,369 124,629
*Indo Count Industries, Ltd. 47,269 218,114
Indoco Remedies, Ltd. 12,275 45,313
Indraprastha Gas, Ltd. 176,150 880,161
Indraprastha Medical Corp.,
Ltd. 32,672 158,025
*Indus Towers, Ltd. 1,001,998 4,058,100
IndusInd Bank, Ltd. 243,725 3,059,669
Infibeam Avenues, Ltd. 797,532 276,194
Info Edge India, Ltd. 43,604 3,858,600
Infosys, Ltd. 1,055,794 22,064,178
#Infosys, Ltd., Sponsored ADR 858,599 17,953,305
Ingersoll Rand India, Ltd. 4,316 220,668
*Inox Wind, Ltd. 209,416 557,372
Insecticides India, Ltd. 1,787 18,277
Intellect Design Arena, Ltd. 96,829 847,709
Ω*InterGlobe Aviation, Ltd. 100,543 4,845,626
IOL Chemicals and
Pharmaceuticals, Ltd. 5,987 28,544
*ION Exchange India, Ltd. 51,874 433,074
Ipca Laboratories, Ltd. 303,133 5,727,663
IRB Infrastructure Developers,
Ltd. 512,995 316,327
ΩIRCON International, Ltd. 199,085 515,291
*ISGEC Heavy Engineering,
Ltd. 4,944 79,202
ITC, Ltd. 1,723,641 10,019,661
ITD Cementation India, Ltd. 64,957 436,813
*J Kumar Infraprojects, Ltd. 27,179 256,433
*Jai Balaji Industries, Ltd. 12,325 159,423
Jai Corp., Ltd. 29,181 115,199
*Jain Irrigation Systems, Ltd. 152,640 116,813
*Jaiprakash Associates, Ltd. 467,562 40,703
*Jaiprakash Power Ventures,
Ltd. 2,229,827 482,634
*Jammu & Kashmir Bank, Ltd.
(The) 341,400 407,757
Jamna Auto Industries, Ltd. 167,749 223,775
*Jash Engineering, Ltd. 12,835 77,671
JB Chemicals &
Pharmaceuticals, Ltd. 46,426 1,082,742
JBM Auto, Ltd. 15,925 306,337
Jindal Drilling & Industries, Ltd. 749 5,984
*Jindal Poly Films, Ltd. 1,933 17,453
*Jindal Saw, Ltd. 200,568 754,936
Jindal Stainless, Ltd. 323,662 2,599,342
*Jindal Steel & Power, Ltd. 239,136 2,617,844
JK Cement, Ltd. 30,344 1,559,778
JK Lakshmi Cement, Ltd. 47,394 456,658
JK Paper, Ltd. 72,176 396,003
JK Tyre & Industries, Ltd. 130,534 616,296
Shares Value †
INDIA — (Continued)
*Johnson Controls-Hitachi Air
Conditioning India, Ltd. 2,001 $ 47,896
JSW Energy, Ltd. 260,148 2,101,170
JSW Steel, Ltd. 407,302 4,667,785
JTEKT India, Ltd. 49,215 101,425
*Jubilant Foodworks, Ltd. 260,764 1,786,262
*Jubilant Ingrevia, Ltd. 71,037 605,518
*Jubilant Pharmova, Ltd. 39,249 565,609
Jupiter Wagons, Ltd. 89,358 548,085
*Jyothy Labs, Ltd. 126,246 779,370
*Jyoti Structures, Ltd. 287,380 124,164
Kajaria Ceramics, Ltd. 73,358 1,047,464
Kalpataru Projects
International, Ltd. 61,505 931,979
*Kalyani Steels, Ltd. 9,216 87,994
Kamdhenu, Ltd. 7,102 41,280
Kansai Nerolac Paints, Ltd. 9,915 33,617
Karnataka Bank, Ltd. (The) 146,815 378,935
Karur Vysya Bank, Ltd. (The) 297,480 799,471
Kaveri Seed Co., Ltd. 12,423 134,585
KCP, Ltd. (The) 49,130 125,942
KDDL, Ltd. 2,691 83,044
KEC International, Ltd. 60,734 711,376
KEI Industries, Ltd. 134,856 6,498,123
*Kellton Tech Solutions, Ltd. 12,480 20,773
*Kennametal India, Ltd. 8 285
Kewal Kiran Clothing, Ltd. 5,835 44,328
*Kiri Industries, Ltd. 22,279 103,584
Kirloskar Brothers, Ltd. 17,222 395,608
*Kirloskar Electric Co., Ltd. 10,385 24,501
Kirloskar Ferrous Industries,
Ltd. 33,030 246,155
Kirloskar Industries, Ltd. 401 22,896
*Kirloskar Oil Engines, Ltd. 70,228 957,921
Kirloskar Pneumatic Co., Ltd. 16,171 319,636
Kitex Garments, Ltd. 3,169 22,013
KNR Constructions, Ltd. 139,845 493,945
Kolte-Patil Developers, Ltd. 15,887 69,415
Kopran, Ltd. 18,218 62,213
Kotak Mahindra Bank, Ltd. 414,597 8,535,389
ΩKPI Green Energy, Ltd. 36,736 339,918
KPIT Technologies, Ltd. 118,897 1,970,040
KPR Mill, Ltd. 51,542 572,755
KRBL, Ltd. 28,083 97,522
Ω*Krishna Institute of Medical
Sciences, Ltd. 52,426 339,734
Krsnaa Diagnostics, Ltd. 5,349 59,914
*KSB, Ltd. 10,930 104,073
Ksolves India, Ltd. 3,222 36,480
ΩL&T Technology Services,
Ltd. 7,874 463,139
LA Opala RG, Ltd. 9,940 40,529
Larsen & Toubro, Ltd. 333,200 14,353,718
ΩLaurus Labs, Ltd. 212,464 1,241,260
Laxmi Organic Industries, Ltd. 46,300 150,293
Ω*Lemon Tree Hotels, Ltd. 297,843 417,084
*LG Balakrishnan & Bros, Ltd. 6,795 106,431
*Linde India, Ltd. 8,936 813,474

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
*Lloyds Engineering Works,
Ltd. 338,729 $ 299,307
Lloyds Metals & Energy, Ltd. 4,538 52,503
LMW, Ltd. 274 54,267
LT Foods, Ltd. 109,153 506,522
ΩLTIMindtree, Ltd. 57,463 3,902,690
Lumax Auto Technologies, Ltd. 4,139 25,692
*Lupin, Ltd. 162,367 4,222,908
LUX Industries, Ltd. 2,666 62,083
*Mahanagar Gas, Ltd. 42,658 731,342
Maharashtra Seamless, Ltd. 30,943 230,307
*Mahindra & Mahindra, Ltd. 599,920 19,467,056
*Mahindra Holidays & Resorts
India, Ltd. 46,762 210,602
*Mahindra Lifespace
Developers, Ltd. 48,233 283,910
Ω*Mahindra Logistics, Ltd. 28,250 137,796
*Maithan Alloys, Ltd. 5,567 68,182
*Man Industries India, Ltd. 10,552 40,182
Man Infraconstruction, Ltd. 76,601 178,152
*Manali Petrochemicals, Ltd. 27,903 23,793
*Mangalam Cement, Ltd. 7,964 79,170
Mangalore Refinery &
Petrochemicals, Ltd. 101,636 178,599
Manorama Industries, Ltd. 788 9,224
Marico, Ltd. 386,117 2,938,826
Marksans Pharma, Ltd. 162,384 559,360
Maruti Suzuki India, Ltd. 63,222 8,328,060
Mastek, Ltd. 14,555 500,057
*Max Financial Services, Ltd. 72,446 1,105,391
Max Healthcare Institute, Ltd. 377,318 4,566,250
Mayur Uniquoters, Ltd. 3,407 24,943
Mazagon Dock Shipbuilders,
Ltd. 7,851 380,910
ΩMedi Assist Healthcare
Services, Ltd. 17,990 132,102
*Medplus Health Services, Ltd. 3,237 25,671
*Meghmani Organics, Ltd. 37,383 44,565
ΩMetropolis Healthcare, Ltd. 20,783 530,461
Minda Corp., Ltd. 74,561 455,730
ΩMishra Dhatu Nigam, Ltd. 24,181 95,877
MM Forgings, Ltd. 4,565 26,463
MOIL, Ltd. 48,301 189,301
Monte Carlo Fashions, Ltd. 1,149 10,649
*Morepen Laboratories, Ltd. 325,345 309,070
Motherson Sumi Wiring India,
Ltd. 1,248,045 932,105
Mphasis, Ltd. 79,219 2,712,870
MPS, Ltd. 2,624 66,962
MRF, Ltd. 1,784 2,599,517
Mrs Bectors Food Specialities,
Ltd. 23,040 518,046
MSTC, Ltd. 16,637 131,505
*Mukand, Ltd. 9,964 17,145
Narayana Hrudayalaya, Ltd. 63,244 957,314
Natco Pharma, Ltd. 72,231 1,205,149
National Aluminium Co., Ltd. 657,858 1,778,463
National Fertilizers, Ltd. 68,887 91,206
*Nava, Ltd. 60,741 695,060
Shares Value †
INDIA — (Continued)
Navin Fluorine International,
Ltd. 14,824 $ 587,036
Ω*Navkar Corp., Ltd. 39,168 63,098
*Navneet Education, Ltd. 24,158 41,411
*Nazara Technologies, Ltd. 23,013 258,056
NBCC India, Ltd. 12,904 14,915
*NCC, Ltd. 375,224 1,333,356
NCL Industries, Ltd. 9,234 22,611
*Nectar Lifesciences, Ltd. 22,077 9,898
NELCO, Ltd. 8,616 94,028
Neogen Chemicals, Ltd. 1,058 27,287
*NESCO, Ltd. 10,203 120,199
Nestle India, Ltd. 210,467 5,664,140
Neuland Laboratories, Ltd. 5,546 963,394
*New Delhi Television, Ltd. 8,980 17,952
*Newgen Software
Technologies, Ltd. 36,785 561,599
*NHPC, Ltd. 1,602,631 1,574,304
NIIT, Ltd. 53,631 98,886
Nilkamal, Ltd. 253 5,856
ΩNippon Life India Asset
Management, Ltd. 85,738 722,111
NLC India, Ltd. 93,361 285,902
*NMDC Steel, Ltd. 2,157 1,218
NMDC, Ltd. 899,682 2,373,901
NOCIL, Ltd. 68,063 233,039
NRB Bearings, Ltd. 18,806 57,691
NTPC, Ltd. 2,420,075 11,746,910
Nucleus Software Exports, Ltd. 2,383 33,778
Oberoi Realty, Ltd. 64,463 1,507,807
*Odigma Consultancy
Solutions, Ltd. 8,961 13,563
Oil & Natural Gas Corp., Ltd. 1,556,889 4,927,869
Oil India, Ltd. 237,170 1,330,597
*One 97 Communications, Ltd. 64,864 585,414
*OnMobile Global, Ltd. 29,289 27,963
Oracle Financial Services
Software, Ltd. 13,383 1,732,674
*Orchid Pharma, Ltd. 7,499 130,014
Orient Cement, Ltd. 91,136 376,905
Orient Electric, Ltd. 42,872 126,164
*Orient Green Power Co., Ltd. 588,084 133,092
Orient Paper & Industries, Ltd. 88,092 44,189
*Oriental Hotels, Ltd. 23,602 51,082
*Orissa Minerals Development
Co., Ltd. (The) 671 64,019
*Page Industries, Ltd. 3,920 2,012,245
Panama Petrochem, Ltd. 954 4,322
Ω*Parag Milk Foods, Ltd. 18,953 46,658
*Paramount Communications,
Ltd. 58,883 50,875
Patanjali Foods, Ltd. 36,144 770,818
*Patel Engineering, Ltd. 304,920 186,971
*PB Fintech, Ltd. 109,673 2,218,796
*PC Jeweller, Ltd. 141,677 263,367
PCBL, Ltd. 150,327 734,685
PDS, Ltd. 4,780 32,257
*Peninsula Land, Ltd. 82,259 47,622
*Pennar Industries, Ltd. 66,320 153,484

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Persistent Systems, Ltd. 157,174 $ 10,042,276
Petronet LNG, Ltd. 634,093 2,511,147
*Pfizer, Ltd. 437 26,494
PG Electroplast, Ltd. 61,250 464,003
*Phoenix Mills, Ltd. (The) 97,766 1,769,784
PI Industries, Ltd. 45,996 2,455,253
Pidilite Industries, Ltd. 78,457 2,935,247
Piramal Pharma, Ltd. 420,056 1,341,152
Pitti Engineering, Ltd. 13,558 211,183
Pnb Gilts, Ltd. 36,249 50,718
PNC Infratech, Ltd. 103,994 393,473
Pokarna, Ltd. 934 12,026
Poly Medicure, Ltd. 12,492 427,011
Polycab India, Ltd. 24,158 1,861,821
Polyplex Corp., Ltd. 21,056 287,570
Power Grid Corp. of India, Ltd. 2,743,822 10,468,038
Power Mech Projects, Ltd. 12,476 438,356
Praj Industries, Ltd. 157,869 1,388,010
Prakash Industries, Ltd. 61,637 122,290
ΩPrataap Snacks, Ltd. 12 152
Precision Camshafts, Ltd. 766 2,834
Precision Wires India, Ltd. 18,131 41,350
Premier Explosives, Ltd. 437 2,345
Prestige Estates Projects, Ltd. 77,164 1,501,732
*Pricol, Ltd. 56,628 324,839
Prince Pipes & Fittings, Ltd. 29,854 167,970
*Prism Johnson, Ltd. 51,210 117,437
*Privi Speciality Chemicals,
Ltd. 1,111 22,812
Procter & Gamble Health, Ltd. 1,984 123,456
Procter & Gamble Hygiene &
Health Care, Ltd. 473 90,530
*PSP Projects, Ltd. 7,859 56,242
Punjab National Bank 1,514,005 1,762,727
*Puravankara, Ltd. 30,541 152,149
*PVR Inox, Ltd. 9,651 180,220
ΩQuess Corp., Ltd. 46,608 400,750
ΩQuick Heal Technologies,
Ltd. 2,006 14,306
*R Systems International, Ltd. 14,885 85,846
*Radico Khaitan, Ltd. 11,434 323,495
Rail Vikas Nigam, Ltd. 156,511 878,168
Rain Industries, Ltd. 144,702 278,042
*Rajesh Exports, Ltd. 14,799 45,355
Rallis India, Ltd. 60,392 243,511
*Ramco Cements, Ltd. (The) 36,080 380,404
Ramkrishna Forgings, Ltd. 79,697 872,782
*Ramky Infrastructure, Ltd. 8,043 60,151
Rane Holdings, Ltd. 191 4,246
Rashtriya Chemicals &
Fertilizers, Ltd. 126,433 242,668
Ratnamani Metals & Tubes,
Ltd. 12,615 552,083
*RattanIndia Power, Ltd. 1,666,720 285,232
*Raymond Lifestyle, Ltd. 18,812 494,550
Raymond, Ltd. 23,516 457,490
Ω*RBL Bank, Ltd. 537,439 1,084,961
Redington, Ltd. 449,472 1,039,460
*Redtape, Ltd. 29,487 339,226
Shares Value †
INDIA — (Continued)
Relaxo Footwears, Ltd. 7,413 $ 68,050
*Reliance Industrial
Infrastructure, Ltd. 6,282 83,570
Reliance Industries, Ltd. 1,676,910 26,564,723
ΩReliance Industries, Ltd.,
GDR 308,537 19,314,416
*Reliance Infrastructure, Ltd. 151,864 506,597
*Reliance Power, Ltd. 2,358,473 1,198,502
*Religare Enterprises, Ltd. 67,054 196,570
Rico Auto Industries, Ltd. 56,835 65,016
RITES, Ltd. 81,168 290,216
Rossari Biotech, Ltd. 5,766 55,403
Route Mobile, Ltd. 20,427 370,090
*RPG Life Sciences, Ltd. 1,837 54,796
*RPSG Ventures, Ltd. 6,513 79,261
Rupa & Co., Ltd. 14,575 45,240
Safari Industries India, Ltd. 12,364 324,575
Sagar Cements, Ltd. 10,974 29,267
Saksoft, Ltd. 15,066 40,986
Ω*Salasar Techno
Engineering, Ltd. 610,432 129,511
Samvardhana Motherson
International, Ltd. 1,887,525 4,061,873
Sandhar Technologies, Ltd. 8,402 48,866
*Sanghi Industries, Ltd. 28,376 27,817
*Sanghvi Movers, Ltd. 17,660 85,007
*Sanofi Consumer Healthcare
India, Ltd. 3,072 179,917
Sanofi India, Ltd. 3,072 248,222
ΩSansera Engineering, Ltd. 27,371 494,858
*Sapphire Foods India, Ltd. 132,619 506,274
*Sarda Energy & Minerals, Ltd. 51,104 276,043
Saregama India, Ltd. 31,322 200,516
Sasken Technologies, Ltd. 1,283 25,623
Savita Oil Technologies, Ltd. 12,814 81,499
SBI Cards & Payment
Services, Ltd. 119,053 974,667
ΩSBI Life Insurance Co., Ltd. 258,051 4,978,191
Schaeffler India, Ltd. 13,885 567,364
*Schneider Electric
Infrastructure, Ltd. 33,041 306,357
*SEAMEC, Ltd. 1,846 30,237
*Selan Exploration
Technology, Ltd. 4,900 52,295
*SEPC, Ltd. 542,506 168,843
*Sequent Scientific, Ltd. 53,388 115,771
ΩSH Kelkar & Co., Ltd. 28,137 96,973
Shaily Engineering Plastics,
Ltd. 2,349 28,176
*Shalby, Ltd. 16,212 45,540
Shankara Building Products,
Ltd. 1,606 9,396
Shanthi Gears, Ltd. 4,027 26,743
*Sharda Cropchem, Ltd. 8,606 77,282
Sharda Motor Industries, Ltd. 1,747 46,267
Share India Securities, Ltd. 12,100 41,976
*Sheela Foam, Ltd. 1,571 15,547
*Shilpa Medicare, Ltd. 25,267 253,658
Shipping Corp. of India, Ltd. 126,778 326,269

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Shivalik Bimetal Controls, Ltd. 5,748 $ 45,086
*Shoppers Stop, Ltd. 17,547 140,389
Shree Cement, Ltd. 4,003 1,193,582
*Shree Renuka Sugars, Ltd. 329,684 168,515
Shriram Pistons & Rings, Ltd. 14,443 371,045
Siemens, Ltd. 29,207 2,423,188
*SIS, Ltd. 7,269 34,752
Siyaram Silk Mills, Ltd. 3,783 24,679
SJS Enterprises, Ltd. 6,311 91,063
SJVN, Ltd. 317,845 428,386
*SKF India, Ltd. 12,737 781,416
Skipper, Ltd. 15,988 103,026
SML ISUZU, Ltd. 2,396 51,463
Snowman Logistics, Ltd. 48,179 39,140
*Sobha, Ltd. 21,777 411,370
Solar Industries India, Ltd. 15,415 1,875,401
*Solara Active Pharma
Sciences, Ltd. 14,139 130,273
Somany Ceramics, Ltd. 894 6,891
ΩSona Blw Precision Forgings,
Ltd. 25,302 206,331
Sonata Software, Ltd. 107,674 783,677
South Indian Bank, Ltd. (The) 1,336,916 389,534
*SP Apparels, Ltd. 998 10,817
SRF, Ltd. 99,856 2,663,836
*Star Cement, Ltd. 28,815 69,061
State Bank of India 1,125,292 10,976,402
Steel Authority of India, Ltd. 709,099 976,119
*Sterlite Technologies, Ltd. 129,086 181,748
Strides Pharma Science, Ltd. 56,952 1,053,547
Stylam Industries, Ltd. 4,637 125,743
Styrenix Performance
Materials, Ltd. 5,515 163,867
*Subex, Ltd. 251,944 72,270
Subros, Ltd. 17,119 128,790
Sudarshan Chemical
Industries, Ltd. 34,010 423,314
Sumitomo Chemical India, Ltd. 93,747 639,167
Sun Pharmaceutical Industries,
Ltd. 397,802 8,746,925
Sun TV Network, Ltd. 60,317 539,570
*Sundaram-Clayton, Ltd. 441 11,829
Sundram Fasteners, Ltd. 45,329 725,113
*Sunflag Iron & Steel Co., Ltd. 22,482 54,733
Sunteck Realty, Ltd. 38,748 254,668
Suprajit Engineering, Ltd. 37,904 231,766
Supreme Industries, Ltd. 35,654 1,821,047
Supreme Petrochem, Ltd. 17,217 154,405
Supriya Lifescience, Ltd. 17,377 128,851
Surya Roshni, Ltd. 34,128 274,631
*Suryoday Small Finance
Bank, Ltd. 4,148 7,392
*Suven Pharmaceuticals, Ltd. 54,116 845,274
*Suzlon Energy, Ltd. 5,129,624 4,084,239
Swan Energy, Ltd. 64,737 384,790
*Swaraj Engines, Ltd. 1,454 51,180
Swelect Energy Systems, Ltd. 983 13,395
Symphony, Ltd. 4,320 79,864
ΩSyngene International, Ltd. 135,666 1,387,940
Shares Value †
INDIA — (Continued)
*TAJGVK Hotels & Resorts,
Ltd. 7,201 $ 25,841
Talbros Automotive
Components, Ltd. 4,145 15,392
Tamil Nadu Newsprint &
Papers, Ltd. 29,284 62,032
Tamilnad Mercantile Bank, Ltd. 1,993 10,671
Tamilnadu Petroproducts, Ltd. 25,873 26,305
Tanla Platforms, Ltd. 50,711 453,639
*TARC, Ltd. 52,023 147,650
Tata Chemicals, Ltd. 105,480 1,441,210
Tata Communications, Ltd. 70,644 1,490,950
Tata Consultancy Services,
Ltd. 469,901 22,176,975
*Tata Consumer Products, Ltd. 312,961 3,731,395
Tata Elxsi, Ltd. 21,796 1,820,134
Tata Motors, Ltd. 1,317,259 13,065,868
Tata Power Co., Ltd. (The) 879,758 4,604,052
Tata Steel, Ltd. 5,692,990 10,058,132
TCI Express, Ltd. 3,456 40,026
TD Power Systems, Ltd. 82,054 402,774
*TeamLease Services, Ltd. 849 28,193
Tech Mahindra, Ltd. 340,332 6,510,875
Techno Electric & Engineering
Co., Ltd. 11,666 217,049
*Technocraft Industries India,
Ltd. 559 19,864
Tega Industries, Ltd. 8,288 189,187
Ω*Tejas Networks, Ltd. 35,977 574,122
Texmaco Rail & Engineering,
Ltd. 128,217 338,923
TexmaCo. Infrastructure &
Holdings, Ltd. 20,830 29,063
Thanga Mayil Jewellery, Ltd. 6,703 182,170
*The Sandur Manganese &
Iron Ores, Ltd. 3,023 16,261
Thejo Engineering, Ltd. 870 23,716
*Themis Medicare, Ltd. 3,359 10,462
Thermax, Ltd. 9,006 527,537
Thirumalai Chemicals, Ltd. 30,781 111,577
Thomas Cook India, Ltd. 104,458 242,119
Ω*Thyrocare Technologies,
Ltd. 12,558 139,669
Tilaknagar Industries, Ltd. 74,457 256,835
Time Technoplast, Ltd. 141,455 711,933
Timken India, Ltd. 23,382 942,315
Tips Music, Ltd. 13,021 137,610
Titagarh Rail System, Ltd. 39,971 580,720
Titan Co., Ltd. 180,059 6,995,933
Torrent Pharmaceuticals, Ltd. 60,659 2,310,360
*Torrent Power, Ltd. 90,990 1,971,322
Transformers & Rectifiers
India, Ltd. 6,941 76,450
*TransIndia Real Estate, Ltd. 38,069 18,091
Transport Corp. of India, Ltd. 9,998 128,396
Trent, Ltd. 93,456 7,922,664
*Trident, Ltd. 653,563 269,163
Triveni Engineering &
Industries, Ltd. 71,455 352,575

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Triveni Turbine, Ltd. 88,809 $ 730,761
TTK Prestige, Ltd. 9,243 94,962
Tube Investments of India, Ltd. 74,521 3,972,105
TV Today Network, Ltd. 15,010 35,327
TVS Holdings, Ltd. 573 83,537
TVS Motor Co., Ltd. 157,778 4,679,136
*TVS Srichakra, Ltd. 4 182
Uflex, Ltd. 9,797 67,949
Ugar Sugar Works, Ltd. 31,094 29,442
Ω*Ujjivan Small Finance Bank,
Ltd. 789,876 357,804
UltraTech Cement, Ltd. 65,719 8,648,542
Union Bank of India, Ltd. 861,124 1,199,933
*United Breweries, Ltd. 12,657 289,239
United Spirits, Ltd. 167,276 2,882,750
*Universal Cables, Ltd. 1,202 9,521
UNO Minda, Ltd. 109,247 1,277,528
*UPL, Ltd. 180,906 1,191,141
*Urja Global, Ltd. 98,583 22,405
*Usha Martin, Ltd. 107,539 543,410
UTI Asset Management Co.,
Ltd. 20,601 326,705
*V2 Retail, Ltd. 1,199 16,047
*VA Tech Wabag, Ltd. 32,902 695,692
Vadilal Industries, Ltd. 262 12,015
Vaibhav Global, Ltd. 34,467 121,228
Ω*Valiant Organics, Ltd. 3,694 17,476
*Valor Estate, Ltd. 86,043 167,827
Vardhman Special Steels, Ltd. 2,944 9,341
Vardhman Textiles, Ltd. 50,236 280,764
Ω*Varroc Engineering, Ltd. 32,492 200,529
*Varun Beverages, Ltd. 723,077 5,140,190
*Vascon Engineers, Ltd. 81,330 53,536
Vedanta, Ltd. 1,053,646 5,814,796
Veedol Corporation, Ltd. 2,197 50,673
Venky's India, Ltd. 4,037 86,949
Vesuvius India, Ltd. 3,648 228,710
*V-Guard Industries, Ltd. 48,797 252,265
*Vikas Lifecare, Ltd. 651,897 35,818
*Vinati Organics, Ltd. 2,167 50,859
*Vindhya Telelinks, Ltd. 1,949 46,365
VIP Industries, Ltd. 31,429 178,606
Vishnu Chemicals, Ltd. 3,728 22,565
*VL E-Governance & IT
Solutions, Ltd. 5,663 9,996
*V-Mart Retail, Ltd. 1,861 94,259
*Vodafone Idea, Ltd. 11,317,949 1,092,946
*Voltamp Transformers, Ltd. 4,383 604,747
Voltas, Ltd. 106,070 2,080,750
*VRL Logistics, Ltd. 10,955 72,776
*VST Industries, Ltd. 31,163 128,138
*VST Tillers Tractors, Ltd. 735 39,040
*Walchandnagar Industries,
Ltd. 6,520 21,672
Welspun Corp., Ltd. 63,210 547,145
*Welspun Enterprises, Ltd. 33,498 198,272
Welspun Living, Ltd. 163,392 295,767
West Coast Paper Mills, Ltd. 23,057 155,941
Shares Value †
INDIA — (Continued)
*Westlife Foodworld, Ltd. 12,704 $ 114,853
Whirlpool of India, Ltd. 17,477 413,468
Wipro, Ltd. 613,895 4,028,569
#Wipro, Ltd., Sponsored ADR 52,147 337,913
*Wockhardt, Ltd. 50,345 723,476
Wonderla Holidays, Ltd. 12,402 128,443
*Yes Bank, Ltd. 9,751,992 2,365,912
*Zee Entertainment
Enterprises, Ltd. 486,142 706,206
*Zee Media Corp., Ltd. 254,942 58,607
Zen Technologies, Ltd. 17,029 381,615
Zensar Technologies, Ltd. 79,230 663,153
ZF Commercial Vehicle
Control Systems India, Ltd. 227 38,794
*Zomato, Ltd. 2,615,620 7,519,971
Zuari Industries, Ltd. 4,389 17,794
Zydus Lifesciences, Ltd. 139,274 1,658,394
Zydus Wellness, Ltd. 5,345 123,842
TOTAL INDIA 1,023,371,042
INDONESIA — (1.7%)
ABM Investama TBK PT 101,200 25,663
Adaro Energy Indonesia TBK
PT 13,564,900 3,128,699
*Adaro Minerals Indonesia
TBK PT 1,865,900 166,439
*Adhi Karya Persero TBK PT 2,412,800 44,274
AKR Corporindo TBK PT 7,331,000 630,573
*Alam Sutera Realty TBK PT 6,435,300 85,285
Aneka Tambang TBK 4,475,100 456,207
Arwana Citramulia TBK PT 455,300 22,192
Aspirasi Hidup Indonesia TBK
PT 5,941,900 340,727
Astra Agro Lestari TBK PT 31,800 13,727
Astra International TBK PT 13,633,900 4,430,257
Astra Otoparts TBK PT 685,900 109,692
Avia Avian TBK PT 472,600 14,393
Bank BTPN Syariah TBK PT 1,325,700 89,957
Bank Central Asia TBK PT 24,862,800 16,237,254
*Bank China Construction
Bank Indonesia TBK PT 47,100 255
*Bank Ina Perdana PT 4,300 1,131
*Bank Jago TBK PT 61,900 11,201
Bank Mandiri Persero TBK PT 18,986,300 8,105,015
Bank Maybank Indonesia TBK
PT 24,100 350
Bank Negara Indonesia
Persero TBK PT 8,879,800 2,970,306
*Bank Neo Commerce TBK PT 6,558,900 111,161
Bank OCBC Nisp TBK PT 1,792,200 156,439
*Bank Pan Indonesia TBK PT 432,900 52,406
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 181,000 11,302
Bank Pembangunan Daerah
Jawa Timur TBK PT 684,500 24,423
Bank Rakyat Indonesia
Persero TBK PT 28,408,460 8,688,156
Bank Syariah Indonesia TBK
PT 6,390,600 1,233,738

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDONESIA — (Continued)
Bank Tabungan Negara
Persero TBK PT 4,629,590 $ 414,436
Barito Pacific TBK PT 16,034,601 1,016,529
*Bintang Oto Global TBK PT 1,219,700 44,296
BISI International TBK PT 2,200 189
Blue Bird TBK PT 369,600 49,453
*Buana Lintas Lautan TBK PT 16,980,100 140,644
Bukit Asam TBK PT 3,065,000 578,044
*Bumi Resources Minerals
TBK PT 30,561,200 716,567
*Bumi Resources TBK PT 67,367,900 596,632
*Bumi Serpong Damai TBK PT 3,763,800 292,567
*Capital Financial Indonesia
TBK PT 6,314,700 223,298
*Cemindo Gemilang PT 2,066,100 127,033
Chandra Asri Pacific TBK PT 1,513,300 843,669
Charoen Pokphand Indonesia
TBK PT 2,061,700 689,642
ΩCikarang Listrindo TBK PT 3,300 146
Ciputra Development TBK PT 8,774,800 749,171
Cisarua Mountain Dairy TBK
PT 197,500 71,727
*Citra Marga Nusaphala
Persada TBK PT 1,700 156
Dayamitra Telekomunikasi PT 1,229,600 49,356
Delta Dunia Makmur TBK PT 2,769,500 118,227
Dharma Satya Nusantara TBK
PT 1,778,700 124,662
Elang Mahkota Teknologi TBK
PT 2,458,500 79,888
Elnusa TBK PT 2,329,100 70,934
*Energi Mega Persada TBK PT 1,603,200 29,010
Erajaya Swasembada TBK PT 5,630,000 161,421
ESSA Industries Indonesia
TBK PT 5,994,700 376,221
Gajah Tunggal TBK PT 1,248,500 105,798
*Gudang Garam TBK PT 299,600 268,676
*Harum Energy TBK PT 735,200 56,680
Impack Pratama Industri TBK
PT 1,778,600 37,850
Indah Kiat Pulp & Paper TBK
PT 1,598,900 822,626
Indika Energy TBK PT 1,251,100 123,954
Indo Tambangraya Megah
TBK PT 826,800 1,320,931
Indocement Tunggal Prakarsa
TBK PT 681,400 312,589
Indofood CBP Sukses Makmur
TBK PT 1,219,400 957,573
Indofood Sukses Makmur TBK
PT 3,986,900 1,930,579
Indomobil Sukses
Internasional TBK PT 308,200 24,841
Indosat TBK PT 1,108,400 176,553
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 5,614,196 218,201
*Intiland Development TBK PT 3,467,700 40,874
Japfa Comfeed Indonesia TBK
PT 4,987,600 581,542
Shares Value †
INDONESIA — (Continued)
Jasa Marga Persero TBK PT 1,148,800 $ 354,997
Jaya Real Property TBK PT 4,900 206
Kalbe Farma TBK PT 11,932,100 1,227,802
*Kawasan Industri Jababeka
TBK PT 13,869,900 171,441
Map Aktif Adiperkasa PT 3,315,600 229,208
Mayora Indah TBK PT 1,169,400 193,720
MD Entertainment TBK PT 914,100 184,043
Medco Energi Internasional
TBK PT 6,647,500 542,134
*Media Nusantara Citra TBK
PT 4,999,300 105,114
Medikaloka Hermina TBK PT 1,085,500 103,743
*Merdeka Copper Gold TBK
PT 4,884,273 753,102
*Metro Healthcare Indonesia
TBK PT 10,257,700 85,617
Metrodata Electronics TBK PT 491,000 19,865
Mitra Adiperkasa TBK PT 6,423,700 646,667
Mitra Keluarga Karyasehat
TBK PT 2,167,200 374,203
*MNC Land TBK PT 10,388,900 111,203
Nippon Indosari Corpindo TBK
PT 1,500 94
Pabrik Kertas Tjiwi Kimia TBK
PT 923,300 435,325
*Pacific Strategic Financial
TBK PT 1,495,400 103,377
Pakuwon Jati TBK PT 12,453,200 379,269
*Panin Financial TBK PT 10,231,400 310,299
*Paninvest TBK PT 239,600 17,403
Pantai Indah Kapuk Dua TBK
PT 123,000 126,174
Perusahaan Gas Negara TBK
PT 6,380,000 636,171
*Petrindo Jaya Kreasi TBK PT 401,200 194,273
*PP Persero TBK PT 2,512,500 71,397
Prodia Widyahusada TBK PT 167,200 31,853
Puradelta Lestari TBK PT 12,100 127
Rukun Raharja TBK PT 658,600 75,742
Salim Ivomas Pratama TBK PT 5,000 135
Samindo Resources TBK PT 1,100 92
Sampoerna Agro TBK PT 1,100 143
Samudera Indonesia TBK PT 2,983,600 64,634
Sarana Menara Nusantara
TBK PT 7,339,900 374,127
Sariguna Primatirta TBK PT 119,300 9,806
*Sawit Sumbermas Sarana
TBK PT 2,982,700 225,199
Selamat Sempurna TBK PT 1,057,500 130,040
Semen Baturaja TBK PT 1,600 25
Semen Indonesia Persero
TBK PT 2,185,996 550,155
Siloam International Hospitals
TBK PT 25,900 6,188
*<Sri Rejeki Isman TBK PT 16,700 29
Sumber Alfaria Trijaya TBK PT 9,243,300 1,955,257
Summarecon Agung TBK PT 8,365,649 357,119
Surya Citra Media TBK PT 11,424,800 100,454

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDONESIA — (Continued)
Surya Semesta Internusa TBK
PT 4,139,700 $ 323,105
Telkom Indonesia Persero
TBK PT 27,680,100 4,973,423
Telkom Indonesia Persero
TBK PT, Sponsored ADR 24,328 427,929
Tempo Scan Pacific TBK PT 483,100 81,876
*Timah TBK PT 2,028,600 168,673
Tower Bersama Infrastructure
TBK PT 825,000 99,873
Transcoal Pacific TBK PT 527,000 245,116
Triputra Agro Persada PT 506,600 29,857
Tunas Baru Lampung TBK PT 4,900 212
Ultrajaya Milk Industry &
Trading Co. TBK PT 7,700 854
Unilever Indonesia TBK PT 2,306,200 288,734
United Tractors TBK PT 1,521,400 2,660,875
*Vale Indonesia TBK PT 1,586,351 386,101
*Waskita Beton Precast TBK
PT 15,100 19
*<Waskita Karya Persero TBK
PT 7,100 17
*Wijaya Karya Persero TBK PT 4,986,400 120,093
*Wintermar Offshore Marine
TBK PT 1,063,700 36,598
XL Axiata TBK PT 4,079,541 584,834
TOTAL INDONESIA 83,390,568
KOREA, REPUBLIC OF — (10.0%)
*3S Korea Co., Ltd. 25,046 38,476
Able C&C Co., Ltd. 4,062 21,281
ABOV Semiconductor Co., Ltd. 4,980 35,401
*ADTechnology Co., Ltd. 4,849 63,142
Advanced Nano Products Co.,
Ltd. 2,227 140,398
Advanced Process Systems
Corp. 8,442 109,257
Aekyung Chemical Co., Ltd. 4,482 34,037
Aekyung Industrial Co., Ltd. 5,687 65,936
Ahnlab, Inc. 1,053 45,401
*Air Busan Co., Ltd. 13,486 23,258
AJ Networks Co., Ltd. 13,555 48,032
Ajin Industrial Co., Ltd. 22,257 43,627
*AJINEXTEK Co., Ltd. 196 1,099
AK Holdings, Inc. 8 72
*Alteogen, Inc. 14,691 4,008,088
*ALUKO Co., Ltd. 49,775 83,499
*Amicogen, Inc. 16,546 56,592
Amorepacific Corp. 13,555 1,145,299
*Amotech Co., Ltd. 6,164 17,643
*Anam Electronics Co., Ltd. 39,324 36,332
*Ananti, Inc. 57,629 213,812
*Anapass, Inc. 5,167 70,653
*Apact Co., Ltd. 3,607 7,449
*Aprogen, Inc. 27,005 21,095
*APS, Inc. 5,056 22,899
Asia Cement Co., Ltd. 5,362 41,730
Asia Pacific Satellite, Inc. 6,768 57,136
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Asia Paper Manufacturing Co.,
Ltd. 21,730 $ 127,546
Atec Co., Ltd. 2,159 26,252
Avaco Co., Ltd. 5,463 61,954
Baiksan Co., Ltd. 10,509 99,912
BGF Retail Co., Ltd. 6,082 509,918
BGFecomaterials Co., Ltd. 20,221 49,747
BH Co., Ltd. 28,106 340,734
*BHI Co., Ltd. 12,666 103,990
*Binex Co., Ltd. 11,908 175,168
Binggrae Co., Ltd. 6,337 290,675
Bio Plus Co., Ltd. 30,324 117,121
*Biodyne Co., Ltd. 11,550 172,832
*Bioneer Corp. 4,144 71,619
*BioSmart Co., Ltd. 9,473 25,227
BIT Computer Co., Ltd. 5,320 19,006
*BNC Korea Co., Ltd. 35,588 123,784
BNK Financial Group, Inc. 174,967 1,196,876
Boditech Med, Inc. 20,529 233,108
BoKwang Industry Co., Ltd. 16 45
Bookook Securities Co., Ltd. 4 81
Boryung 14,293 115,276
*Bosung Power Technology
Co., Ltd. 18,816 41,450
Brand X Co., Ltd. 9,044 54,723
*Bukwang Pharmaceutical
Co., Ltd. 10,593 37,344
Byucksan Corp. 29,642 42,852
*C&C International Corp. 1,166 56,610
C&G Hi Tech Co., Ltd. 3,087 28,051
#*Cafe24 Corp. 12,149 211,727
*CammSys Corp. 35,579 27,458
Camus Engineering &
Construction, Inc. 40 38
Caregen Co., Ltd. 1,335 16,436
#*Celltrion Pharm, Inc. 8,814 397,907
Celltrion, Inc. 60,451 7,994,426
*Chabiotech Co., Ltd. 1,591 19,864
Changhae Ethanol Co., Ltd. 12 81
Cheil Worldwide, Inc. 33,959 453,771
Chemtronics Co., Ltd. 8,072 114,938
*Chemtros Co., Ltd. 10,277 34,852
Cheryong Electric Co., Ltd. 7,467 286,235
Cheryong Industrial Co., Ltd. 2,667 11,731
*ChinHung International, Inc. 9,834 5,309
*Chips&Media, Inc. 6,698 68,145
*Choil Aluminum Co., Ltd. 39,412 47,209
Chong Kun Dang
Pharmaceutical Corp. 5,762 429,227
Chongkundang Holdings Corp. 225 9,098
Choong Ang Vaccine
Laboratory 2,438 18,744
*<Chorokbaem Media Co., Ltd. 7,854 5,765
*CJ CGV Co., Ltd. 39,994 163,164
CJ CheilJedang Corp. 8,097 1,610,599
CJ Corp. 12,738 948,889
*CJ ENM Co., Ltd. 12,640 576,128
CJ Freshway Corp. 5,136 65,986
CJ Logistics Corp. 9,095 578,653

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*CJ Seafood Corp. 3,765 $ 8,717
*CKD Bio Corp. 1,540 28,568
Classys, Inc. 8,819 324,002
CLIO Cosmetics Co., Ltd. 584 9,395
*CMG Pharmaceutical Co.,
Ltd. 59,575 90,442
*CoAsia Corp. 3,960 13,272
*Com2uS Holdings Corp. 3,226 54,819
*ContentreeJoongAng Corp. 1,012 6,673
*Corentec Co., Ltd. 12 54
Cosmax, Inc. 6,510 711,854
*Cosmecca Korea Co., Ltd. 3,618 208,690
*CosmoAM&T Co., Ltd. 8,038 602,850
*Cosmochemical Co., Ltd. 7,096 110,297
Coway Co., Ltd. 31,012 1,415,765
COWELL FASHION Co., Ltd. 3,338 5,515
Cowintech Co., Ltd. 3,801 38,285
Creas F&C Co., Ltd. 304 1,443
*Creative & Innovative System 31,893 203,376
Creverse, Inc. 1,797 20,691
*CS Bearing Co., Ltd. 3,034 12,114
CS Wind Corp. 8,256 349,983
*CTC BIO, Inc. 6,632 37,677
*Cube Entertainment, Inc. 5,002 47,265
Cuckoo Homesys Co., Ltd. 2,344 37,793
*D&C Media Co., Ltd. 1,437 18,816
D.I Corp. 12,200 162,755
*DA Technology Co., Ltd. 83,620 12,301
Dae Hwa Pharmaceutical Co.,
Ltd. 2,728 33,606
Dae Won Kang Up Co., Ltd. 30,324 86,907
*<Dae Yu Co., Ltd. 12 4
*Daea TI Co., Ltd. 24,409 47,226
*Daechang Co., Ltd. 28,773 25,958
Daechang Forging Co., Ltd. 14,340 52,892
Daedong Corp. 13,752 82,911
Daeduck Electronics Co., Ltd. 24,809 309,753
Daehan New Pharm Co., Ltd. 4,424 25,005
*Dae-Il Corp. 23,844 63,584
*Daejoo Electronic Materials
Co., Ltd. 4,537 355,727
Daesang Corp. 20,870 311,538
Daesang Holdings Co., Ltd. 12,524 79,682
Daesung Energy Co., Ltd. 2,577 17,087
*Daesung Industrial Co., Ltd. 16,717 41,732
*Daewon Cable Co., Ltd. 32,899 65,321
Daewon Media Co., Ltd. 2,486 14,484
Daewon Pharmaceutical Co.,
Ltd. 7,574 78,759
*Daewoo Engineering &
Construction Co., Ltd. 138,357 354,414
Daewoong Co., Ltd. 6,697 125,933
Daewoong Pharmaceutical
Co., Ltd. 2,515 289,772
Daishin Securities Co., Ltd. 8,592 107,089
*Danal Co., Ltd. 37,069 85,151
Daol Investment & Securities
Co., Ltd. 23,705 48,097
*Dawonsys Co., Ltd. 22,264 179,403
Shares Value †
KOREA, REPUBLIC OF — (Continued)
DB Financial Investment Co.,
Ltd. 4,025 $ 15,750
DB HiTek Co., Ltd. 32,265 911,837
DB Insurance Co., Ltd. 58,140 4,604,857
*Dentis Co., Ltd. 3,152 16,194
Dentium Co., Ltd. 4,728 269,633
*Devsisters Co., Ltd. 1,440 37,878
*Dexter Studios Co., Ltd. 8,194 44,533
DGB Financial Group, Inc. 97,246 575,725
DI Dong Il Corp. 4,163 116,745
Digital Daesung Co., Ltd. 20 107
*DIO Corp. 4,805 58,147
*DK Tech Co., Ltd. 7,238 43,271
DL Holdings Co., Ltd. 8,520 252,822
DMS Co., Ltd. 8,119 32,417
DN Automotive Corp. 2,475 34,524
DNF Co., Ltd. 286 2,193
Dohwa Engineering Co., Ltd. 9,853 47,623
Dong-A Socio Holdings Co.,
Ltd. 458 41,286
Dong-A ST Co., Ltd. 2,727 151,764
Dongbang Transport Logistics
Co., Ltd. 44,003 73,817
Dongjin Semichem Co., Ltd. 31,257 612,682
Dongkoo Bio & Pharma Co.,
Ltd. 10,969 42,922
DongKook Pharmaceutical
Co., Ltd. 6,015 78,457
Dongkuk Holdings Co., Ltd. 14,173 81,033
Dongkuk Industries Co., Ltd. 26,285 129,139
Dongkuk Steel Mill Co., Ltd. 19,990 126,458
*Dongkuk Structures &
Construction Co., Ltd. 12,508 22,841
Dongsung Chemical Co., Ltd. 26,705 83,405
Dongsung Finetec Co., Ltd. 11,717 93,566
*Dongsung Pharmaceutical
Co., Ltd. 5,221 16,836
*Dongwha Enterprise Co., Ltd. 6,571 52,330
Dongwha Pharm Co., Ltd. 14,204 77,402
Dongwon F&B Co., Ltd. 839 19,364
Dongwon Systems Corp. 8 296
Dongwoon Anatech Co., Ltd. 11,031 173,858
*Dongyang Steel Pipe Co., Ltd. 45,790 24,355
Doosan Bobcat, Inc. 55,898 1,518,967
Doosan Co., Ltd. 6,053 879,439
*Doosan Enerbility Co., Ltd. 258,657 3,758,024
*Doosan Fuel Cell Co., Ltd. 9,188 116,182
Doosan Tesna, Inc. 6,895 149,891
Douzone Bizon Co., Ltd. 11,993 516,220
*Dream Security Co., Ltd. 24,161 59,965
Dreamtech Co., Ltd. 17,340 106,302
*DRTECH Corp. 17,337 38,694
*DSK Co., Ltd. 24 85
Dual Co., Ltd. 4,865 12,568
Duck Yang Industry Co., Ltd. 6,883 16,783
*Duk San Neolux Co., Ltd. 3,984 79,391
*Duksan Hi-Metal Co., Ltd. 9,207 30,890
*Duksan Techopia Co., Ltd. 1,546 42,347
Duksung Co., Ltd. 4,646 22,489

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
DY Corp. 9,953 $ 33,393
DY POWER Corp. 6,511 58,033
*Dynamic Design Co., Ltd. 6,788 13,773
*<E Investment&Development
Co., Ltd. 16,368 3,096
E1 Corp. 1,582 85,291
Eagon Industrial, Ltd. 8 29
Easy Holdings Co., Ltd. 17,331 32,653
*Echo Marketing, Inc. 13,007 99,626
*Eco&Dream Co., Ltd. 4,960 139,096
Ecoplastic Corp. 35,288 72,366
#*Ecopro BM Co., Ltd. 14,519 1,793,833
#*Ecopro Co., Ltd. 31,334 1,793,758
Ecopro HN Co., Ltd. 4,366 148,223
*EG Corp. 1,480 7,497
Elensys Co., Ltd. 7,186 26,921
Elentec Co., Ltd. 7,675 30,255
E-MART, Inc. 18,109 856,897
*EMRO, Inc. 2,692 102,023
EM-Tech Co., Ltd. 7,814 140,426
*Enchem Co., Ltd. 3,850 487,667
ENF Technology Co., Ltd. 11,293 132,815
*Enplus Co., Ltd. 19,429 19,091
EO Technics Co., Ltd. 3,471 430,354
*ESTsoft Corp. 4,518 42,856
*Eubiologics Co., Ltd. 18,780 209,574
Eugene Investment &
Securities Co., Ltd. 53,584 152,986
Eugene Technology Co., Ltd. 8,005 216,947
*EV Advanced Material Co.,
Ltd. 25,729 39,060
*E-World 37,809 47,261
*Exem Co., Ltd. 30,969 38,846
Exicon Co., Ltd. 3,663 32,887
F&F Co., Ltd. 10,997 498,052
FarmStory Co., Ltd. 40,062 37,856
Fila Holdings Corp. 15,758 455,612
*Fine M-Tec Co., Ltd. 18,867 81,073
Fine Semitech Corp. 1,408 19,028
*Firstec Co., Ltd. 10,668 24,660
*Foosung Co., Ltd. 19,111 86,830
*FutureChem Co., Ltd. 5,987 102,386
Galaxia Moneytree Co., Ltd. 8,456 52,145
*GAMSUNG Corp. Co., Ltd. 43,658 114,998
*Gaon Cable Co., Ltd. 3,431 93,607
*GeneOne Life Science, Inc. 43,456 78,725
*Genexine, Inc. 15,203 80,642
*Genie Music Corp. 9,584 17,154
*Genome & Co. 2,584 6,694
*Giantstep, Inc. 3,239 15,420
Global Standard Technology
Co., Ltd. 11,626 129,655
*Global Tax Free Co., Ltd. 21,969 63,678
*GnBS Eco Co., Ltd. 16,636 39,661
GnCenergy Co., Ltd. 4,683 17,171
GOLFZON Co., Ltd. 2,950 138,094
Grand Korea Leisure Co., Ltd. 8,977 74,548
Green Chemical Co., Ltd. 4,257 17,676
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Green Cross Corp. 2,502 $ 294,438
Green Cross Holdings Corp. 2,674 31,739
Green Cross Wellbeing Corp. 5,121 41,005
*Green Plus Co., Ltd. 1,483 9,887
*GS Engineering &
Construction Corp. 56,772 731,042
GS Global Corp. 34,156 77,346
GS Holdings Corp. 43,720 1,305,264
GS Retail Co., Ltd. 30,709 480,663
HAESUNG DS Co., Ltd. 7,668 148,915
Haitai Confectionery & Foods
Co., Ltd. 16 69
Han Kuk Carbon Co., Ltd. 30,456 240,558
Hana Financial Group, Inc. 235,818 10,235,868
Hana Materials, Inc. 3,103 67,007
Hana Micron, Inc. 28,882 237,963
*Hana Technology Co., Ltd. 1,784 36,650
Hana Tour Service, Inc. 5,770 206,131
*Hanall Biopharma Co., Ltd. 9,097 291,368
Hancom, Inc. 9,455 130,657
Handok, Inc. 4,208 42,293
Handsome Co., Ltd. 1,272 14,361
Hanil Cement Co., Ltd. 8,811 90,600
Hanil Feed Co., Ltd. 14,888 44,232
Hanil Holdings Co., Ltd. 991 10,025
Hanjin Kal Corp. 6,921 424,287
Hanjin Transportation Co., Ltd. 6,081 84,473
*Hankook Cosmetics Co., Ltd. 4,472 21,323
Hankook Cosmetics
Manufacturing Co., Ltd. 1,230 65,957
Hankook Shell Oil Co., Ltd. 251 58,931
Hanmi Pharm Co., Ltd. 4,289 996,105
Hanmi Science Co., Ltd. 2,503 86,607
Hanmi Semiconductor Co.,
Ltd. 27,555 1,837,000
HanmiGlobal Co., Ltd. 7,507 79,313
Hannong Chemicals, Inc. 4,696 59,313
Hanon Systems 99,168 285,288
Hansae Co., Ltd. 5,135 57,266
Hanshin Construction Co., Ltd. 16 78
Hanshin Machinery Co. 12,705 30,888
Hansol Chemical Co., Ltd. 8,472 776,600
Hansol Holdings Co., Ltd. 36 60
*Hansol IONES Co., Ltd. 32 157
Hansol Paper Co., Ltd. 12,559 85,274
Hansol Technics Co., Ltd. 18,436 58,247
Hanssem Co., Ltd. 1,340 51,658
Hanwha Aerospace Co., Ltd. 16,770 4,472,000
Hanwha Corp. 23,174 471,037
*Hanwha Engine 17,722 183,256
*Hanwha Galleria Corp. 98,095 91,271
Hanwha General Insurance
Co., Ltd. 50,196 174,231
*Hanwha Industrial Solutions
Co., Ltd. 18,575 569,364
#*Hanwha Investment &
Securities Co., Ltd. 67,948 175,779
Hanwha Life Insurance Co.,
Ltd. 140,370 301,083

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Hanwha Ocean Co., Ltd. 30,411 $ 589,489
Hanwha Solutions Corp. 80,290 1,247,986
Hanwha Systems Co., Ltd. 30,120 398,544
*Hanyang Digitech Co., Ltd. 5,042 43,624
Hanyang Eng Co., Ltd. 11,088 136,913
Hanyang Securities Co., Ltd. 5,290 47,342
Harim Co., Ltd. 31,684 66,008
Harim Holdings Co., Ltd. 35,831 139,949
HB SOLUTION Co., Ltd. 21,606 58,790
HD Hyundai Co., Ltd. 36,586 2,115,625
HD Hyundai Construction
Equipment Co., Ltd. 8,746 326,391
HD Hyundai Electric Co., Ltd. 11,801 2,800,600
*HD Hyundai Energy Solutions
Co., Ltd. 3,080 51,557
*HD Hyundai Heavy Industries
Co., Ltd. 5,536 732,517
HD Hyundai Infracore Co., Ltd. 110,505 532,506
*HD HYUNDAI MIPO 11,343 902,508
*HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 25,482 3,386,521
HDC Holdings Co., Ltd. 2,622 21,375
HDC Hyundai Development
Co-Engineering & Construction 24,310 349,148
HDC Hyundai Engineering
Plastics Co., Ltd. 16 45
*HD-Hyundai Marine Engine 8,023 111,217
*Helixmith Co., Ltd. 22,070 58,454
*Heungkuk Fire & Marine
Insurance Co., Ltd. 120 295
HFR, Inc. 4,428 31,092
High Tech Pharm Co., Ltd. 2,290 25,057
*Hironic Co., Ltd. 3,479 17,118
Hite Jinro Co., Ltd. 20,371 312,946
*HJ Shipbuilding &
Construction Co., Ltd. 126 209
HK inno.N Corp. 9,440 339,293
HL Holdings Corp. 4,186 106,015
HL Mando Co., Ltd. 42,789 1,127,087
*HLB Biostep Co., Ltd. 19,532 30,006
*HLB Life Science Co., Ltd. 27,486 176,866
*HLB Therapeutics Co., Ltd. 22,644 152,437
*HLB, Inc. 42,504 2,032,800
Home Center Holdings Co.,
Ltd. 11,803 6,945
*Homecast Co., Ltd. 7,944 15,485
Hotel Shilla Co., Ltd. 17,121 553,331
HS Hyosung Advanced
Materials Corp. 1,761 339,439
HS Industries Co., Ltd. 13,156 40,612
*Hugel, Inc. 3,369 666,476
Humedix Co., Ltd. 4,570 101,335
*Huneed Technologies 9,270 53,538
Huons Co., Ltd. 4,580 91,268
Husteel Co., Ltd. 31,665 91,897
Huvitz Co., Ltd. 6,992 45,752
Hwa Shin Co., Ltd. 21,249 135,963
*Hwail Pharm Co., Ltd. 29,333 29,291
Hwaseung Enterprise Co., Ltd. 10,810 72,067
Shares Value †
KOREA, REPUBLIC OF — (Continued)
HYBE Co., Ltd. 10,369 $ 1,393,804
*Hydro Lithium, Inc. 16,960 19,381
Hyosung Corp. 2,387 86,140
Hyosung Heavy Industries
Corp. 3,030 880,456
Hyosung TNC Corp. 1,852 414,016
Hyundai Autoever Corp. 2,743 268,536
Hyundai Bioland Co., Ltd. 3,692 13,778
*Hyundai BNG Steel Co., Ltd. 6,675 64,332
Hyundai Department Store
Co., Ltd. 9,165 312,805
Hyundai Elevator Co., Ltd. 9,152 313,688
HYUNDAI EVERDIGM Corp. 3,960 25,023
Hyundai Ezwel Co., Ltd. 8,662 35,087
Hyundai Glovis Co., Ltd. 30,125 2,665,408
Hyundai Green Food 2,372 20,059
*Hyundai Livart Furniture Co.,
Ltd. 9,139 52,847
Hyundai Marine & Fire
Insurance Co., Ltd. 59,133 1,300,498
Hyundai Motor Co. 100,131 15,600,120
Hyundai Motor Securities Co.,
Ltd. 2,372 15,091
Hyundai Movex Co., Ltd. 2,096 4,686
Hyundai Pharmaceutical Co.,
Ltd. 6,153 17,322
Hyundai Rotem Co., Ltd. 37,841 1,711,071
Hyundai Steel Co. 55,442 1,018,445
Hyundai Wia Corp. 11,700 353,543
HyVision System, Inc. 8,010 100,531
i3system, Inc. 3,256 90,838
*ICD Co., Ltd. 3,203 10,886
iFamilySC Co., Ltd. 6,629 90,500
*Il Dong Pharmaceutical Co.,
Ltd. 5,460 53,809
Iljin Electric Co., Ltd. 11,694 211,424
Iljin Holdings Co., Ltd. 15,249 44,089
Iljin Power Co., Ltd. 5,628 40,416
*Ilshin Stone Co., Ltd. 52 61
Ilyang Pharmaceutical Co.,
Ltd. 132 1,209
iMarketKorea, Inc. 1,965 11,975
InBody Co., Ltd. 7,192 127,163
Industrial Bank of Korea 199,775 2,041,179
Innocean Worldwide, Inc. 5,575 80,030
InnoWireless Co., Ltd. 2,832 35,626
Innox Advanced Materials Co.,
Ltd. 7,376 131,752
*Insun ENT Co., Ltd. 17,765 71,961
*Insung Information Co., Ltd. 10,436 16,183
Intellian Technologies, Inc. 2,622 98,230
*Interflex Co., Ltd. 10,602 78,363
<Interojo Co., Ltd. 4,914 66,499
iNtRON Biotechnology, Inc. 8,188 34,829
Inzi Controls Co., Ltd. 8,906 41,497
IS Dongseo Co., Ltd. 8,139 119,136
ISC Co., Ltd. 3,869 183,077
i-SENS, Inc. 9,501 133,014
*ISU Abxis Co., Ltd. 4,234 19,022

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*ISU Chemical Co., Ltd. 9,915 $ 55,395
*ISU Specialty Chemical 17,620 518,386
IsuPetasys Co., Ltd. 106,872 2,818,943
*ITCEN Co., Ltd. 1,359 6,362
*ITEK, Inc. 13,754 55,514
*Jaeyoung Solutec Co., Ltd. 100 52
*Jahwa Electronics Co., Ltd. 15,304 179,212
JB Financial Group Co., Ltd. 80,238 1,041,350
Jeil Pharmaceutical Co., Ltd. 241 2,454
*Jeju Air Co., Ltd. 10,907 75,242
*Jeju Semiconductor Corp. 18,269 160,449
Jin Yang Pharmaceutical Co.,
Ltd. 8 33
Jinsung T.E.C. 8,970 55,770
JLS Co., Ltd. 16 76
*JNK Global Co., Ltd. 9,439 24,829
*JNTC Co., Ltd. 6,300 95,185
*JoyCity Corp. 20,122 23,651
JS Corp. 3,858 48,840
Jusung Engineering Co., Ltd. 18,523 416,096
JVM Co., Ltd. 4,042 60,630
JW Holdings Corp. 39 85
JW Life Science Corp. 16 126
JW Pharmaceutical Corp. 5,415 105,946
JYP Entertainment Corp. 16,613 588,076
K Ensol Co., Ltd. 3,638 41,573
Kakao Corp. 126,807 3,395,303
*Kakao Games Corp. 14,096 181,409
KakaoBank Corp. 68,617 1,076,491
*Kakaopay Corp. 12,238 217,712
*<Kanglim Co., Ltd. 40 5
Kangnam Jevisco Co., Ltd. 1,262 22,862
Kangwon Land, Inc. 21,681 280,596
KB Financial Group, Inc. 191,144 12,507,466
KB Financial Group, Inc.,
Sponsored ADR 31,830 2,076,589
*KBI Metal Co., Ltd. 18,690 36,296
KC Tech Co., Ltd. 1,742 45,696
KCC Glass Corp. 477 13,550
KCTC 21,177 69,362
KEC Corp. 113,132 74,192
*Kencoa Aerospace Co. 1,130 7,386
KEPCO Engineering &
Construction Co., Inc. 2,948 146,973
KEPCO Plant Service &
Engineering Co., Ltd. 17,328 563,160
KG Chemical Corp. 128,717 370,761
KG DONGBUSTEEL 10,750 53,205
KG Eco Solution Co., Ltd. 23,333 88,091
*KG Mobility Co. 17,545 57,275
KGMobilians Co., Ltd. 10,905 35,402
KH Vatec Co., Ltd. 16,970 113,994
*Kib Plug Energy 171,112 50,342
KINX, Inc. 2,510 127,683
KISWIRE, Ltd. 1,471 20,530
KIWOOM Securities Co., Ltd. 7,358 717,672
*KNJ Co., Ltd. 3,987 45,908
Koentec Co., Ltd. 11,774 63,136
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Koh Young Technology, Inc. 16,121 $ 128,267
Kolmar BNH Co., Ltd. 3,646 37,517
Kolmar Korea Co., Ltd. 11,185 574,650
Kolon Corp. 2,870 30,052
Kolon Enp, Inc. 8,401 34,517
Kolon Industries, Inc. 12,811 301,708
KoMiCo, Ltd. 1,448 53,303
Korea Aerospace Industries,
Ltd. 45,030 1,908,880
Korea Arlico Pharm Co., Ltd. 18 50
*Korea Circuit Co., Ltd. 9,867 72,358
*Korea District Heating Corp. 1,637 54,329
*Korea Electric Power Corp. 118,648 1,986,064
*Korea Electric Power Corp.,
Class P, Sponsored ADR 59,752 498,929
Korea Electric Terminal Co.,
Ltd. 4,828 266,939
Korea Electronic Power
Industrial Development Co.,
Ltd. 8,357 76,969
Korea Fuel-Tech Corp. 14,730 54,117
*Korea Gas Corp. 9,148 259,856
Korea Information Certificate
Authority, Inc. 10,395 30,469
Korea Investment Holdings
Co., Ltd. 45,360 2,534,244
*Korea Line Corp. 224,902 293,513
Korea Movenex Co., Ltd. 20,934 54,535
Korea Parts & Fasteners Co.,
Ltd. 7,625 22,405
Korea Petrochemical Ind Co.,
Ltd. 2,192 170,912
Korea Petroleum Industries
Co. 4,908 56,051
Korea Pharma Co., Ltd. 1,406 20,937
Korea United Pharm, Inc. 7,392 111,684
Korean Air Lines Co., Ltd. 172,954 2,995,363
Korean Reinsurance Co. 57,771 395,187
*KOSES Co., Ltd. 3,314 21,109
*Krafton, Inc. 16,255 3,898,844
KSS LINE, Ltd. 16,885 117,828
KT&G Corp. 65,598 5,214,566
KTCS Corp. 29,624 61,180
Kukdong Oil & Chemicals Co.,
Ltd. 15,419 41,564
*<Kuk-il Paper Manufacturing
Co., Ltd. 10,781 1,172
Kukjeon Pharmaceutical Co.,
Ltd. 3,936 11,808
*Kum Yang Co., Ltd. 9,983 300,213
Kumho Petrochemical Co., Ltd. 10,927 1,129,123
*Kumho Tire Co., Inc. 83,557 268,533
Kumkang Kind Co., Ltd. 8,087 23,997
Kwang Dong Pharmaceutical
Co., Ltd. 24,153 96,962
Kyobo Securities Co., Ltd. 1,026 3,978
Kyochon F&B Co., Ltd. 1,051 8,050
<Kyongbo Pharmaceutical
Co., Ltd. 3,379 13,663

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Kyung Dong Navien Co., Ltd. 3,248 $ 204,059
Kyung Nong Corp. 8 54
KyungDong City Gas Co., Ltd. 4 55
L&C Bio Co., Ltd. 5,795 75,125
#*L&F Co., Ltd. 9,466 810,098
*L&K Biomed Co., Ltd. 4,290 22,507
*LabGenomics Co., Ltd. 46,601 116,671
*Lake Materials Co., Ltd. 25,085 269,936
*LB Semicon, Inc. 24,876 80,577
Lee Ku Industrial Co., Ltd. 9,150 29,406
LEENO Industrial, Inc. 6,177 817,333
LG Chem, Ltd. 32,813 7,454,258
LG Corp. 57,885 3,175,286
*LG Display Co., Ltd. 270,047 2,082,101
*LG Display Co., Ltd.,
Sponsored ADR 36,976 139,030
LG Electronics, Inc. 97,449 6,320,062
*LG Energy Solution, Ltd. 952 281,116
LG H&H Co., Ltd. 6,893 1,655,818
LG HelloVision Co., Ltd. 30,123 57,081
LG Innotek Co., Ltd. 11,612 1,494,414
LG Uplus Corp. 207,451 1,504,771
LIG Nex1 Co., Ltd. 39,706 7,135,571
*LigaChem Biosciences, Inc. 7,681 718,007
*Lightron Fiber-Optic Devices,
Inc. 8,970 8,703
LOT Vacuum Co., Ltd. 8,959 65,180
Lotte Chemical Corp. 10,710 740,387
Lotte Chilsung Beverage Co.,
Ltd. 3,625 320,471
Lotte Corp. 13,024 226,032
Lotte Energy Materials Corp. 11,433 315,650
Lotte Innovate Co., Ltd. 4,401 72,712
*Lotte Non-Life Insurance Co.,
Ltd. 40,520 66,652
Lotte Rental Co., Ltd. 8,727 182,129
Lotte Shopping Co., Ltd. 6,580 314,696
Lotte Wellfood Co., Ltd. 2,084 197,074
LS Corp. 15,983 1,211,465
LS Eco Energy, Ltd. 6,245 123,769
LS Electric Co., Ltd. 22,831 2,420,417
*LTC Co., Ltd. 2,778 22,204
*LVMC Holdings 67,077 106,448
LX Hausys, Ltd. 5,401 155,181
LX INTERNATIONAL Corp. 22,108 488,619
LX Semicon Co., Ltd. 7,889 352,147
M.I.Tech Co., Ltd. 6,518 40,100
Macquarie Korea Infrastructure
Fund 190,395 1,644,571
Macrogen, Inc. 4,421 56,800
MAKUS, Inc. 6,036 38,490
*Maniker Co., Ltd. 47 32
*Manyo Co., Ltd. 5,580 74,157
Mcnex Co., Ltd. 10,443 131,446
*MDS Tech, Inc. 32,190 24,586
Medytox, Inc. 1,912 238,446
Meerecompany, Inc. 3,886 51,673
MegaStudyEdu Co., Ltd. 3,561 111,475
Meritz Financial Group, Inc. 61,122 4,548,717
Shares Value †
KOREA, REPUBLIC OF — (Continued)
META BIOMED Co., Ltd. 14,554 $ 43,820
*MiCo, Ltd. 18,719 130,219
*Micro Digital Co., Ltd. 6,808 56,783
*Mirae Asset Life Insurance
Co., Ltd. 5,986 22,860
#Mirae Asset Securities Co.,
Ltd. 126,464 830,264
Miwon Commercial Co., Ltd. 4 584
Miwon Specialty Chemical
Co., Ltd. 4 411
*MNTech Co., Ltd. 11,387 84,330
*Mobase Electronics Co., Ltd. 19,112 24,721
Modetour Network, Inc. 5,999 43,384
Monalisa Co., Ltd. 20 57
*MONAYONGPYONG 14,961 40,872
Moorim P&P Co., Ltd. 2,206 4,396
Motrex Co., Ltd. 13,273 96,951
mPlus Corp. 6,284 42,030
MS Autotech Co., Ltd. 27,161 61,112
Multicampus Co., Ltd. 4 86
Myoung Shin Industrial Co.,
Ltd. 11,219 110,483
*Naintech Co., Ltd. 8,557 13,114
Namhae Chemical Corp. 13,110 62,035
*Namu Tech Co., Ltd. 12 14
*Namuga Co., Ltd. 7,434 66,044
Namyang Dairy Products Co.,
Ltd. 249 124,680
Nasmedia Co., Ltd. 3,308 36,820
*Nature & Environment Co.,
Ltd. 34,120 14,785
Nature Holdings Co., Ltd.
(The) 6,081 43,889
NAVER Corp. 40,229 4,955,746
NCSoft Corp. 6,579 1,036,908
Neosem, Inc. 7,038 58,140
Neowiz 10,892 164,959
*Nepes Ark Corp. 5,832 55,615
*NEPES Corp. 12,249 69,855
*Neptune Co. 4,983 18,668
Ω#*Netmarble Corp. 14,189 596,349
New Power Plasma Co., Ltd. 17,449 61,451
*Newflex Technology Co., Ltd. 10,404 39,505
Nexen Corp. 36 119
Nexen Tire Corp. 6,918 33,838
*Nexon Games Co., Ltd. 1,490 15,364
NEXTIN, Inc. 3,798 178,341
NH Investment & Securities
Co., Ltd. 43,761 423,974
NHN KCP Corp. 15,856 83,646
Nice Information &
Telecommunication, Inc. 1,719 23,319
NICE Information Service Co.,
Ltd. 1,156 9,323
NICE Total Cash Management
Co., Ltd. 7,809 29,142
Nong Shim Holdings Co., Ltd. 177 8,683
Nong Woo Bio Co., Ltd. 8 42
NongShim Co., Ltd. 1,578 428,233

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
NOROO Paint & Coatings Co.,
Ltd. 10,632 $ 64,948
NOVAREX Co., Ltd. 7,712 55,046
OCI Co., Ltd. 2,601 136,270
OCI Holdings Co., Ltd. 10,693 533,100
ONEJOON Co., Ltd. 3,272 32,459
OptoElectronics Solutions Co.,
Ltd. 2,117 15,739
Oriental Precision &
Engineering Co., Ltd. 8,069 19,529
Orion Corp. 20,233 1,463,227
*Osteonic Co., Ltd. 4,211 17,576
Ottogi Corp. 975 297,799
Paik Kwang Industrial Co., Ltd. 17,035 117,887
Pan Ocean Co., Ltd. 212,354 547,042
Pan-Pacific Co., Ltd. 15,725 15,862
Paradise Co., Ltd. 31,770 243,570
Park Systems Corp. 3,316 514,220
Partron Co., Ltd. 39,763 205,442
*Pearl Abyss Corp. 6,597 185,003
*People & Technology, Inc. 20,829 793,917
PharmaResearch Co., Ltd. 4,507 736,470
*PharmGen Science, Inc. 10,866 37,480
*Pharmicell Co., Ltd. 16,130 59,260
*Philenergy Co., Ltd. 703 8,660
Philoptics Co., Ltd. 10,334 153,887
*PI Advanced Materials Co.,
Ltd. 4,317 64,599
Polaris AI Pharma Corp. 2,497 11,472
*POND GROUP Co., Ltd. 1,923 8,333
Poongsan Corp. 14,707 739,613
Posco DX Co., Ltd. 29,917 591,836
POSCO Future M Co., Ltd. 8,115 1,320,158
POSCO Holdings, Inc. 29,675 7,214,466
#POSCO Holdings, Inc.,
Sponsored ADR 24,368 1,464,760
Posco International Corp. 33,242 1,259,824
Posco M-Tech Co., Ltd. 2,692 31,407
POSCO Steeleon Co., Ltd. 3,634 95,458
*Power Logics Co., Ltd. 21,464 78,546
Protec Co., Ltd. 2,337 56,986
PSK Holdings, Inc. 578 21,277
PSK, Inc. 81,268 1,224,909
Puloon Technology, Inc. 5 23
Pumtech Korea Co., Ltd. 3,007 80,731
Pungkuk Ethanol Co., Ltd. 8 59
#*Rainbow Robotics 1,997 177,270
*RaonSecure Co., Ltd. 13,475 18,660
*Ray Co., Ltd. 2,676 16,075
RFHIC Corp. 9,954 93,337
*RFsemi Technologies, Inc. 2,810 6,037
*Robostar Co., Ltd. 2,181 34,612
*Robotis Co., Ltd. 1,341 17,443
Rorze Systems Corp. 2,749 37,450
Rsupport Co., Ltd. 9,225 19,887
S&S Tech Corp. 6,627 112,371
S-1 Corp. 1,881 88,053
Sajo Industries Co., Ltd. 1,428 69,744
Sajodaerim Corp. 2,532 80,455
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Sajodongaone Co., Ltd. 69,549 $ 52,565
*Sam Chun Dang Pharm Co.,
Ltd. 4,233 415,018
Sambo Corrugated Board Co.,
Ltd. 12 79
*Sambu Engineering &
Construction Co., Ltd. 72,631 27,368
Samchully Co., Ltd. 1,554 101,686
SAMHWA Paints Industrial
Co., Ltd. 8,715 46,606
Samick Musical Instruments
Co., Ltd. 84 66
Samick THK Co., Ltd. 5,433 35,236
*Samil Pharmaceutical Co.,
Ltd. 12,409 143,872
Samji Electronics Co., Ltd. 16 101
Samjin Pharmaceutical Co.,
Ltd. 4,990 66,678
Sammok S-Form Co., Ltd. 4,208 65,864
SAMPYO Cement Co., Ltd. 21,552 48,102
Ω*Samsung Biologics Co., Ltd. 6,455 4,686,891
*Samsung E&A Co., Ltd. 114,923 1,487,337
Samsung Electro-Mechanics
Co., Ltd. 41,787 3,585,203
Samsung Electronics Co., Ltd. 2,149,353 92,204,129
Samsung Electronics Co., Ltd.,
Registered, GDR 11,199 11,859,741
Samsung Fire & Marine
Insurance Co., Ltd. 23,541 5,740,251
*Samsung Heavy Industries
Co., Ltd. 294,220 2,044,616
Samsung Life Insurance Co.,
Ltd. 46,595 3,427,096
*Samsung Pharmaceutical
Co., Ltd. 41,941 47,624
Samsung SDI Co., Ltd. 28,283 6,701,841
Samsung SDS Co., Ltd. 25,498 2,644,032
Samsung Securities Co., Ltd. 60,232 2,003,369
SAMT Co., Ltd. 31,941 71,983
Samwha Capacitor Co., Ltd. 4,758 113,951
Samwha Electric Co., Ltd. 1,882 50,187
Samyang Corp. 1,314 47,275
Samyang Foods Co., Ltd. 3,066 1,155,304
Samyang Packaging Corp. 8 95
Samyoung Co., Ltd. 19,085 60,574
Sang-A Frontec Co., Ltd. 5,597 83,549
*Sangsangin Co., Ltd. 11,261 13,676
Sangsin Energy Display
Precision Co., Ltd. 6,517 47,555
Saramin Co., Ltd. 1,948 22,585
Satrec Initiative Co., Ltd. 2,130 65,135
*SD Biosensor, Inc. 29,638 194,795
*SDN Co., Ltd. 25,416 22,340
SeAH Besteel Holdings Corp. 7,452 107,136
SeAH Steel Corp. 1,111 91,617
SeAH Steel Holdings Corp. 951 117,566
Seegene, Inc. 15,006 259,887
Segyung Hitech Co., Ltd. 8,297 43,649

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Sejin Heavy Industries Co.,
Ltd. 20,009 $ 98,160
Sekonix Co., Ltd. 14,481 57,399
Seobu T&D 14,587 65,324
Seohan Co., Ltd. 8,910 5,133
*Seojin System Co., Ltd. 25,544 530,316
*Seoul Auction Co., Ltd. 6,115 34,962
Seoul Semiconductor Co., Ltd. 16,513 112,480
Seoyon Co., Ltd. 15,200 79,855
Seoyon E-Hwa Co., Ltd. 12,049 119,617
*<Sewon E&C Co., Ltd. 45,103 2,320
SFA Engineering Corp. 5,560 85,213
*SFA Semicon Co., Ltd. 18,314 48,837
S-Fuelcell Co., Ltd. 1,672 12,613
SGC Energy Co., Ltd. 8,300 159,986
*SH Energy & Chemical Co.,
Ltd. 124 46
Shin Heung Energy &
Electronics Co., Ltd. 13,385 73,036
Shindaeyang Paper Co., Ltd. 6,103 26,004
Shinhan Financial Group Co.,
Ltd. 250,288 9,304,184
#Shinhan Financial Group Co.,
Ltd., Sponsored ADR 28,512 1,078,324
Shinil Electronics Co., Ltd. 31,549 32,601
Shinsegae Food Co., Ltd. 4 100
Shinsegae International, Inc. 7,474 70,949
Shinsegae, Inc. 5,949 663,012
Shinsung Delta Tech Co., Ltd. 7,311 237,078
*Shinsung E&G Co., Ltd. 82,563 87,230
Shinwon Corp. 13,512 12,102
*SHOWBOX Corp. 19,896 62,860
*Silicon2 Co., Ltd. 672 18,602
SIMMTECH Co., Ltd. 10,606 127,426
SJG Sejong 14,185 45,844
*SK Biopharmaceuticals Co.,
Ltd. 11,738 1,002,834
*SK Bioscience Co., Ltd. 7,168 281,006
SK D&D Co., Ltd. 6,543 37,930
SK Discovery Co., Ltd. 3,059 74,923
*SK Eternix Co., Ltd. 7,933 87,780
SK Gas, Ltd. 727 105,204
SK Hynix, Inc. 269,708 36,410,580
Ω*SK IE Technology Co., Ltd. 11,474 286,019
*SK Innovation Co., Ltd. 3,101 263,810
SK Networks Co., Ltd. 95,861 365,383
*SK Oceanplant Co., Ltd. 6,558 63,727
SK Securities Co., Ltd. 234,431 86,807
SK Telecom Co., Ltd. 54,488 2,238,746
#SK Telecom Co., Ltd., ADR 23,886 543,645
SK, Inc. 27,759 2,981,075
*SKC Co., Ltd. 5,662 622,410
SL Corp. 17,894 429,845
*SM Culture & Contents Co.,
Ltd. 8,384 10,273
SM Entertainment Co., Ltd. 6,246 320,900
*SM Life Design Group Co.,
Ltd. 36 37
*SMCore, Inc. 16 54
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*SMEC Co., Ltd. 21,967 $ 47,834
SNT Motiv Co., Ltd. 1,240 41,064
S-Oil Corp. 40,270 1,672,080
Solid, Inc. 41,585 138,014
*SOLUM Co., Ltd. 27,092 376,343
Solus Advanced Materials Co.,
Ltd. 13,508 122,942
Songwon Industrial Co., Ltd. 9,952 98,438
SOOP Co., Ltd. 5,261 365,983
Soulbrain Co., Ltd. 1,919 283,678
SPC Samlip Co., Ltd. 4 144
SPG Co., Ltd. 1,586 24,537
ST Pharm Co., Ltd. 5,234 380,413
Straffic Co., Ltd. 18,844 59,468
*Studio Dragon Corp. 3,871 114,447
Suheung Co., Ltd. 8 92
*Sukgyung AT Co., Ltd. 1,225 40,034
Sung Kwang Bend Co., Ltd. 14,861 138,703
*Sungchang Enterprise
Holdings, Ltd. 13,825 13,885
Sungshin Cement Co., Ltd. 11,115 64,837
Sungwoo Hitech Co., Ltd. 56,621 258,487
*SY Co., Ltd. 22,264 65,582
*Synergy Innovation Co., Ltd. 28,873 58,060
*Synopex, Inc. 93,631 489,867
Systems Technology, Inc. 5,972 94,340
T&L Co., Ltd. 3,836 187,630
Tae Kyung Industrial Co., Ltd. 7,755 29,166
*Taewoong Co., Ltd. 7,945 79,738
Taeyang Metal Industrial Co.,
Ltd. 8,646 21,208
*Taihan Electric Wire Co., Ltd. 33,260 282,710
*Taihan Fiberoptics Co., Ltd. 12,425 9,202
TCC Steel 5,430 172,147
TechWing, Inc. 67,774 2,190,377
Telechips, Inc. 5,687 52,914
*TERA SCIENCE Co., Ltd. 31,673 15,010
TES Co., Ltd. 7,013 85,630
TK Corp. 13,263 118,598
TKG Huchems Co., Ltd. 4,104 59,092
TLB Co., Ltd. 4,623 46,230
Tokai Carbon Korea Co., Ltd. 2,311 143,182
Tongyang Life Insurance Co.,
Ltd. 17,724 78,474
*Tonymoly Co., Ltd. 4,819 25,701
*Top Engineering Co., Ltd. 7,320 20,687
Toptec Co., Ltd. 17,365 66,314
Tovis Co., Ltd. 10,842 163,808
TS Corp. 32,717 68,753
*TSE Co., Ltd. 4 147
*Tuksu Construction Co., Ltd. 6,470 29,302
TYM Corp. 50,914 115,110
UBCare Co., Ltd. 4,664 12,877
Ubivelox, Inc. 4,694 23,266
*Uni-Chem Co., Ltd. 26,713 30,023
Unid Co., Ltd. 2,290 116,491
Union Semiconductor
Equipment & Materials Co.,
Ltd. 14,237 71,185

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Uniquest Corp. 6,655 $ 22,617
UniTest, Inc. 9,137 68,064
Unitrontech Co., Ltd. 14,510 52,415
Value Added Technology Co.,
Ltd. 12 198
*VICTEK Co., Ltd. 5,050 18,279
*<Vidente Co., Ltd. 15,266 6,892
Vieworks Co., Ltd. 1,966 34,120
*Vina Tech Co., Ltd. 1,864 48,491
VIOL Co., Ltd. 3,160 19,212
Vitzro Tech Co., Ltd. 9,914 49,354
Vitzrocell Co., Ltd. 11,466 156,037
*VM, Inc. 4,939 30,278
*VT Co., Ltd. 14,926 367,742
Webcash Corp. 3,047 15,809
*Wellbiotec Co., Ltd. 33,452 13,211
*Wemade Max Co., Ltd. 5,298 38,468
*Winpac, Inc. 11,556 10,861
WiSoL Co., Ltd. 6,620 29,406
Won Tech Co., Ltd. 3,044 12,705
*WONIK IPS Co., Ltd. 14,245 287,481
Wonik Materials Co., Ltd. 5,629 88,718
Wonik QnC Corp. 10,071 175,878
Woojin, Inc. 9,543 54,492
*Woongjin Co., Ltd. 2,640 1,722
*Woongjin Thinkbig Co., Ltd. 34,768 44,140
*Wooree Bio Co., Ltd. 37,350 94,458
Woori Financial Group, Inc. 539,887 6,036,563
Woori Financial Group, Inc.,
ADR 14,223 478,746
*Woori Technology, Inc. 73,851 116,128
Woory Industrial Co., Ltd. 2,504 21,302
Wooshin Systems Co., Ltd. 4,666 26,948
*Woosu AMS Co., Ltd. 26,094 59,941
Worldex Industry & Trading
Co., Ltd. 14,612 199,697
*Wysiwyg Studios Co., Ltd. 28,125 24,966
Y G-1 Co., Ltd. 11,292 41,731
*YC Corp. 10,804 97,471
Y-Entec Co., Ltd. 10,915 52,044
*Yest Co., Ltd. 4,144 59,608
YG Entertainment, Inc. 4,924 136,302
*YG PLUS 20,612 85,286
*YMT Co., Ltd. 2,403 14,505
Youlchon Chemical Co., Ltd. 1,556 32,360
Youngone Corp. 5,877 180,143
Youngone Holdings Co., Ltd. 1,145 73,180
Yuanta Securities Korea Co.,
Ltd. 38,921 80,803
Yuhan Corp. 19,106 1,920,291
*Yungjin Pharmaceutical Co.,
Ltd. 6,856 11,973
Zeus Co., Ltd. 14,589 145,256
Zinus, Inc. 8,592 150,671
TOTAL KOREA, REPUBLIC
OF 489,348,393
Shares Value †
KUWAIT — (0.7%)
A'ayan Leasing & Investment
Co. KSCP 584,915 $ 301,326
*Acico Industries Co. KSC 227,058 60,633
Agility Public Warehousing Co.
KSC 1,324,471 1,075,296
Al Ahli Bank of Kuwait KSCP 557,476 510,762
Al-Eid Food KSC 63,469 48,424
Ali Alghanim Sons Automotive
Co. KSCC 48,549 166,209
*Arabi Group Holding KSC 85,125 105,747
Boubyan Bank KSCP 599,841 1,091,331
Boursa Kuwait Securities Co.
KPSC 26,539 184,311
Burgan Bank SAK 258,056 155,658
Combined Group Contracting
Co. SAK 70,868 146,265
Commercial Real Estate Co.
KSC 624,753 299,441
Gulf Bank KSCP 1,915,749 1,961,347
Gulf Cables & Electrical
Industries Group Co. KSCP 45,396 245,704
Heavy Engineering & Ship
Building Co. KSCP 91,833 242,233
Humansoft Holding Co. KSC 43,846 373,127
*IFA Hotels & Resorts - KPSC 14,631 71,080
Integrated Holding Co. KCSC 87,735 146,177
*Jazeera Airways Co. KSCP 67,458 227,646
*Kuwait Cement Co. KSC 50,778 31,788
Kuwait Finance House KSCP 4,334,439 10,189,536
Kuwait International Bank
KSCP 689,630 429,473
Kuwait Real Estate Co. KSC 701,983 547,030
Kuwait Telecommunications
Co. 83,476 152,962
Mabanee Co. KPSC 327,365 891,261
Mezzan Holding Co. KSCC 83,714 267,219
Mobile Telecommunications
Co. KSCP 1,478,922 2,198,854
National Bank of Kuwait SAKP 3,598,964 9,974,305
*Rasiyat Holding Co. 29,164 34,137
Salhia Real Estate Co. KSCP 87,217 122,565
*Warba Bank KSCP 735,496 458,036
TOTAL KUWAIT 32,709,883
MALAYSIA — (1.6%)
#7-Eleven Malaysia Holdings
BHD 600 262
Able Global BHD 300 133
#Aeon Co. M BHD 340,500 113,526
#*AFFIN Bank BHD 246,166 169,208
Ajinomoto Malaysia BHD 5,900 19,779
Alliance Bank Malaysia BHD 519,900 522,393
Allianz Malaysia BHD 100 470
AME Elite Consortium BHD 53,000 19,244
AMMB Holdings BHD 1,969,600 2,293,894
Ancom Nylex BHD 460,906 108,411
*Astro Malaysia Holdings BHD 393,100 21,994
Aurelius Technologies BHD 17,700 11,277
Axiata Group BHD 1,251,600 645,950
*Bahvest Resources BHD 752,300 138,297

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
MALAYSIA — (Continued)
#Bank Islam Malaysia BHD 143,940 $ 89,079
Batu Kawan BHD 200 908
*Berjaya Corp. BHD 2,155,896 157,544
#*Berjaya Food BHD 431,471 43,354
#Bermaz Auto BHD 697,700 328,217
Beshom Holdings BHD 311 63
Bursa Malaysia BHD 478,900 987,547
Cahya Mata Sarawak BHD 447,500 142,047
Cape Ems Manufacturing M
Sdn BHD 870,300 61,611
#Carlsberg Brewery Malaysia
BHD 57,900 256,511
CB Industrial Product Holding
BHD 300 88
CCK Consolidated Holdings
BHD 172,200 61,739
CELCOMDIGI BHD 458,100 356,730
CIMB Group Holdings BHD 4,581,036 8,358,638
Crescendo Corp. BHD 54,000 14,428
#CTOS Digital BHD 355,600 94,199
#*Cypark Resources BHD 388,100 71,788
D&O Green Technologies BHD 297,400 156,205
#*Dagang NeXchange BHD 1,165,700 94,502
#Datasonic Group BHD 105,700 9,293
Dayang Enterprise Holdings
BHD 472,700 229,927
Dialog Group BHD 1,773,300 838,258
DRB-Hicom BHD 481,300 115,406
Duopharma Biotech BHD 541 156
Dutch Lady Milk Industries
BHD 5,700 39,232
#*Eastern & Oriental BHD 743,200 147,656
Eco World Development
Group BHD 865,500 353,790
*Econpile Holdings BHD 180,000 16,237
#*Ekovest BHD 1,562,700 121,333
FAR East Holdings BHD 200 168
Farm Fresh BHD 647,100 268,948
Formosa Prosonic Industries
BHD 200 131
Fraser & Neave Holdings BHD 47,100 332,357
Frontken Corp. BHD 978,000 859,854
#Gamuda BHD 1,256,885 2,451,198
Gas Malaysia BHD 200 171
#Genting BHD 1,942,800 1,752,469
#Genting Malaysia BHD 2,551,300 1,310,899
Genting Plantations BHD 400 484
#Globetronics Technology
BHD 422,400 50,159
*Greatech Technology BHD 330,900 166,243
Guan Chong BHD 185,600 114,437
HAP Seng Consolidated BHD 283,800 252,756
Hap Seng Plantations Holdings
BHD 34,400 14,533
Hartalega Holdings BHD 851,000 617,990
Heineken Malaysia BHD 58,200 301,699
*Heitech Padu BHD 11,900 9,783
#*Hengyuan Refining Co. BHD 412,700 227,131
Hiap Teck Venture BHD 972,400 67,728
Shares Value †
MALAYSIA — (Continued)
#Hibiscus Petroleum BHD 713,320 $ 325,791
Hong Leong Bank BHD 136,600 639,484
Hong Leong Financial Group
BHD 15,400 65,623
Hong Leong Industries BHD 100 307
HSS Engineers BHD 96,400 25,536
Hup Seng Industries BHD 202,200 49,407
IGB BHD 606 367
#IHH Healthcare BHD 631,900 1,046,192
IJM Corp. BHD 1,360,700 941,521
#Inari Amertron BHD 3,174,800 2,088,016
IOI Corp. BHD 471,700 406,099
IOI Properties Group BHD 409,000 212,953
*Iskandar Waterfront City BHD 399,400 49,252
#*JAKS Resources BHD 641,500 18,312
#Jaya Tiasa Holdings BHD 430,000 121,763
*JCY International BHD 388,000 32,784
#*JHM Consolidation BHD 30,600 2,795
Kelington Group BHD 402,300 283,879
#Kenanga Investment Bank
BHD 136,800 28,272
Kerjaya Prospek Group BHD 131,300 60,568
Kim Loong Resources BHD 500 272
*KNM Group BHD 8,500 126
KPJ Healthcare BHD 890,200 424,873
Kretam Holdings BHD 900 123
#*KSL Holdings BHD 249,400 101,947
#Kuala Lumpur Kepong BHD 281,258 1,374,497
#Lagenda Properties BHD 47,100 14,413
LBS Bina Group BHD 346,300 44,286
#Leong Hup International BHD 655,900 102,601
Lii Hen Industries BHD 300 53
LPI Capital BHD 300 925
Magnum BHD 1,800 485
Mah Sing Group BHD 1,296,500 509,244
#Malakoff Corp. BHD 311,200 59,696
Malayan Banking BHD 2,857,066 6,850,695
Malayan Flour Mills BHD 18,200 2,722
Malaysia Airports Holdings
BHD 627,218 1,452,384
Malaysia Smelting Corp. BHD 58,600 31,046
Malaysian Pacific Industries
BHD 44,500 264,216
Malaysian Resources Corp.
BHD 1,645,345 208,533
Matrix Concepts Holdings BHD 522,850 251,933
#Maxis BHD 629,100 520,060
#MBSB BHD 1,487,800 251,421
Mega First Corp. BHD 46,800 44,032
Mi Technovation BHD 114,200 49,811
MISC BHD 119,700 205,559
MKH BHD 500 136
MKH Oil Palm East Kalimantan
BHD 71 10
MNRB Holdings BHD 69,500 35,234
ΩMR DIY Group M BHD 2,300,900 1,150,713
*Muhibbah Engineering M
BHD 279,800 59,423
My EG Services BHD 3,156,320 601,856

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
MALAYSIA — (Continued)
#Nationgate Holdings BHD 567,500 $ 273,447
#Nestle Malaysia BHD 20,600 470,333
Notion VTEC BHD 276,200 56,766
PA Resources BHD 660,700 44,509
Padini Holdings BHD 36,300 29,013
#Paramount Corp. BHD 500 117
Pecca Group BHD 118,700 34,425
Pentamaster Corp. BHD 178,600 157,024
Perak Transit BHD 144,150 24,360
*Perdana Petroleum BHD 661,900 41,567
#Petron Malaysia Refining &
Marketing BHD 100 99
#Petronas Chemicals Group
BHD 435,000 538,411
Petronas Dagangan BHD 124,300 510,371
Petronas Gas BHD 33,500 132,195
PIE Industrial BHD 200 238
PPB Group BHD 152,800 487,118
Press Metal Aluminium
Holdings BHD 1,416,300 1,536,293
Public Bank BHD 8,154,900 8,231,253
QES Group BHD 143,000 16,491
QL Resources BHD 1,077,900 1,181,530
#*Ranhill Utilities BHD 444,734 123,904
#RGB International BHD 800,500 68,552
RHB Bank BHD 1,325,234 1,939,884
#Sam Engineering &
Equipment M BHD 41,000 40,073
*Sapura Energy BHD 523,900 4,188
#Sarawak Oil Palms BHD 449 325
Scientex BHD 85,500 87,081
#SD Guthrie BHD 479,042 503,218
#SFP Tech Holdings BHD 282,700 39,381
Sime Darby BHD 2,831,200 1,499,974
#Sime Darby Property BHD 2,450,500 800,232
#SKP Resources BHD 715,500 171,563
*Solarvest Holdings BHD 298,200 108,956
Southern Cable Group BHD 292,200 60,722
SP Setia BHD Group 1,646,300 533,854
Sports Toto BHD 2,056 714
Sunway BHD 1,147,300 1,144,942
Sunway Construction Group
BHD 290,900 297,610
Syarikat Takaful Malaysia
Keluarga BHD 96,260 87,049
#Ta Ann Holdings BHD 104,200 101,844
Taliworks Corp. BHD 600 106
Telekom Malaysia BHD 849,314 1,258,746
Tenaga Nasional BHD 1,217,600 3,903,883
#Thong Guan Industries BHD 25,800 8,897
TIME dotCom BHD 549,100 610,668
*Top Glove Corp. BHD 3,407,400 832,591
#*Tropicana Corp. BHD 159,500 46,987
#TSH Resources BHD 256,800 63,335
Uchi Technologies BHD 46,400 40,901
UEM Edgenta BHD 300 44
UEM Sunrise BHD 789,300 174,839
Unisem M BHD 86,400 59,784
United Malacca BHD 200 232
Shares Value †
MALAYSIA — (Continued)
#United Plantations BHD 57,800 $ 354,535
UOA Development BHD 400 173
Velesto Energy BHD 3,844,400 166,804
ViTrox Corp. BHD 800 594
VS Industry BHD 1,557,900 346,872
#*Wasco BHD 177,900 44,688
#*WCT Holdings BHD 840,110 173,624
Wellcall Holdings BHD 700 243
Westports Holdings BHD 159,000 152,864
Yinson Holdings BHD 481,244 296,725
*YNH Property BHD 500 52
YTL Corp. BHD 2,939,300 1,335,740
YTL Power International BHD 1,156,400 821,284
TOTAL MALAYSIA 79,097,545
MEXICO — (1.6%)
#Alpek SAB de CV 239,658 155,378
Alsea SAB de CV 500,200 1,207,810
America Movil SAB de CV,
ADR 367,830 5,789,644
America Movil SAB de CV,
Class B 2,194,431 1,731,581
Arca Continental SAB de CV 267,833 2,290,002
ΩBanco del Bajio SA 575,846 1,278,380
#Becle SAB de CV 224,442 294,611
Bolsa Mexicana de Valores
SAB de CV 200,296 327,095
Cemex SAB de CV 2,473,742 1,301,320
Cemex SAB de CV,
Sponsored ADR 576,649 3,010,108
*Cia Minera Autlan SAB de
CV, Class B 500 199
Coca-Cola Femsa SAB de CV 125,845 1,045,903
Coca-Cola Femsa SAB de CV,
Sponsored ADR 15,118 1,260,388
*Consorcio ARA SAB de CV 25,100 3,971
*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 103,631 77,015
Corp Inmobiliaria Vesta SAB
de CV 416,817 1,087,810
Corp Inmobiliaria Vesta SAB
de CV, ADR 4,090 106,585
El Puerto de Liverpool SAB de
CV, Class C 63,531 334,841
Fomento Economico Mexicano
SAB de CV 290,370 2,814,861
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 33,020 3,199,308
GCC SAB de CV 99,480 812,483
Genomma Lab Internacional
SAB de CV, Class B 613,987 818,813
Gentera SAB de CV 887,294 1,131,039
Gruma SAB de CV, Class B 115,583 1,993,916
Grupo Aeroportuario del
Centro Norte SAB de CV 132,011 1,104,331
Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 3,964 265,786
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 21,200 367,117

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
MEXICO — (Continued)
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 26,701 $ 4,648,377
Grupo Aeroportuario del
Sureste SAB de CV, Class B 31,041 829,118
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 9,064 2,440,754
#Grupo Bimbo SAB de CV,
Class A 754,618 2,341,139
Grupo Carso SAB de CV,
Class A 334,648 2,009,458
Grupo Comercial Chedraui SA
de CV 162,717 1,028,229
Grupo Financiero Banorte SAB
de CV, Class O 1,205,430 8,382,539
*Grupo Financiero Inbursa
SAB de CV, Class O 866,850 1,943,880
Grupo Herdez SAB de CV 17,731 46,319
*Grupo Hotelero Santa Fe
SAB de CV 600 117
Grupo Industrial Saltillo SAB
de CV 600 513
Grupo Mexico SAB de CV,
Class B 1,320,600 6,900,260
#Grupo Rotoplas SAB de CV 28,236 29,144
*Grupo Simec SAB de CV,
Class B 100 923
Ω*Grupo Traxion SAB de CV 92,452 100,499
*Hoteles City Express SAB
de CV 21,900 5,126
#*Industrias Penoles SAB de
CV 72,174 1,132,212
Kimberly-Clark de Mexico SAB
de CV, Class A 814,248 1,167,566
La Comer SAB de CV 143,199 258,653
Medica Sur SAB de CV, Class
B 100 143
Megacable Holdings SAB de
CV 301,630 660,888
*Minera Frisco SAB de CV 600 117
Ω#*Nemak SAB de CV 1,318,358 138,837
#Orbia Advance Corp. SAB
de CV 513,037 470,122
Organizacion Cultiba SAB de
CV 200 102
Organizacion Soriana SAB de
CV, Class B 600 847
Promotora y Operadora de
Infraestructura SAB de CV 279,372 2,433,559
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 80 537
Qualitas Controladora SAB
de CV 86,100 601,574
Regional SAB de CV 189,075 1,199,130
*Vitro SAB de CV, Series A 100 44
Shares Value †
MEXICO — (Continued)
Wal-Mart de Mexico SAB de
CV 1,866,168 $ 5,124,604
TOTAL MEXICO 77,705,625
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 561 3,646
Credicorp, Ltd. 22,919 4,220,076
Intercorp Financial Services,
Inc. 1,658 44,882
TOTAL PERU 4,268,604
PHILIPPINES — (0.5%)
*8990 Holdings, Inc. 2,200 326
Aboitiz Equity Ventures, Inc. 151,400 90,929
Aboitiz Power Corp. 233,900 150,942
ACEN Corp. 2,767,540 236,701
Alliance Global Group, Inc. 16,500 2,615
Apex Mining Co., Inc. 937,000 68,529
Asia United Bank Corp. 300 319
*Atlas Consolidated Mining &
Development Corp. 20,700 1,710
Ayala Corp. 127,050 1,508,596
Ayala Land, Inc. 3,555,900 2,000,997
*AyalaLand Logistics Holdings
Corp. 2,000 69
Bank of the Philippine Islands 525,184 1,294,207
BDO Unibank, Inc. 1,802,100 4,738,614
*Bloomberry Resorts Corp. 876,100 116,090
Cebu Landmasters, Inc. 49,952 2,407
Century Pacific Food, Inc. 301,700 218,059
China Banking Corp. 21,900 22,028
COL Financial Group, Inc. 2,500 85
Converge Information and
Communications Technology
Solutions, Inc. 351,100 97,276
D&L Industries, Inc. 293,700 31,589
*DITO CME Holdings Corp. 500,000 15,230
DMCI Holdings, Inc. 773,200 149,025
*DoubleDragon Corp. 67,100 12,055
East West Banking Corp. 4,900 857
Emperador, Inc. 37,300 11,965
Filinvest Land, Inc. 407,000 5,603
First Philippine Holdings Corp. 1,010 1,053
*Global Ferronickel Holdings,
Inc. 3,000 73
Globe Telecom, Inc. 16,541 610,858
GT Capital Holdings, Inc. 59,040 731,523
International Container
Terminal Services, Inc. 557,410 3,798,561
JG Summit Holdings, Inc. 659,310 275,705
Jollibee Foods Corp. 251,670 1,148,561
LT Group, Inc. 4,300 762
Manila Electric Co. 34,240 288,721
Manila Water Co., Inc. 382,100 172,606
*Megaworld Corp. 4,543,000 180,594
Metropolitan Bank & Trust Co. 752,400 984,037
Nickel Asia Corp. 504,300 29,680
Petron Corp. 5,000 217
*Philippine National Bank 500 233

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
PHILIPPINES — (Continued)
Philippine Seven Corp. 1,440 $ 1,809
Philippine Stock Exchange,
Inc. (The) 40 117
*<Phoenix Petroleum
Philippines, Inc. 300 16
PLDT, Inc. 33,705 829,430
#PLDT, Inc., Sponsored ADR 2,505 60,170
<PNB Holdings Corp. 78 144
Puregold Price Club, Inc. 260,900 146,366
Rizal Commercial Banking
Corp. 1,000 463
Robinsons Land Corp. 1,190,700 315,143
Robinsons Retail Holdings,
Inc. 32,050 21,510
San Miguel Corp. 173,420 265,009
Security Bank Corp. 178,100 282,122
Semirara Mining & Power
Corp. 910,500 509,228
Shakey's Pizza Asia Ventures,
Inc. 600 95
*Shell Pilipinas Corp. 500 80
SM Investments Corp. 77,845 1,260,577
SM Prime Holdings, Inc. 3,019,500 1,592,629
*Top Frontier Investment
Holdings, Inc. 80 89
Union Bank of the Philippines 1,962 1,285
Universal Robina Corp. 279,970 470,712
*Vistamalls, Inc. 2,000 63
Wilcon Depot, Inc. 191,200 52,974
TOTAL PHILIPPINES 24,810,038
POLAND — (0.8%)
*11 bit studios SA 1,272 81,876
AB SA 48 1,092
*Agora SA 40 97
Alior Bank SA 93,302 2,034,478
Ω*Allegro.eu SA 119,961 1,051,103
Amica SA 4 58
*AmRest Holdings SE 12,097 63,379
Apator SA 66 307
Arctic Paper SA 4,173 18,063
#ASBISc Enterprises PLC 16,063 72,937
Asseco Poland SA 17,041 383,063
Asseco South Eastern Europe
SA 1,016 12,649
Auto Partner SA 24,270 128,973
Bank Handlowy w Warszawie
SA 4,056 90,871
*Bank Millennium SA 104,046 215,584
*Bank Ochrony Srodowiska SA 92 252
Bank Polska Kasa Opieki SA 100,502 3,515,389
Benefit Systems SA 457 274,209
Budimex SA 7,647 955,827
*CCC SA 25,002 1,100,333
#CD Projekt SA 26,268 1,053,486
Celon Pharma SA 1,579 10,952
*Cognor Holding SA 46,003 71,159
*Cyfrowy Polsat SA 130,788 410,813
Develia SA 904 1,279
Shares Value †
POLAND — (Continued)
Ω*Dino Polska SA 20,105 $ 1,663,796
Dom Development SA 979 46,456
*Echo Investment SA 274 299
*Enea SA 112,754 313,377
#Eurocash SA 60,130 129,315
*Fabryki Mebli Forte SA 42 219
Globe Trade Centre SA 320 362
*Grenevia SA 724 337
#*Grupa Azoty SA 37,038 190,910
Grupa Kety SA 7,520 1,276,723
ING Bank Slaski SA 1,319 81,775
Inter Cars SA 134 15,746
KGHM Polska Miedz SA 88,759 3,309,474
#LPP SA 689 2,494,234
Lubelski Wegiel Bogdanka SA 9,651 52,009
*mBank SA 7,081 992,492
Mirbud SA 39,676 109,084
Mo-BRUK SA 168 11,715
Neuca SA 136 27,348
NEWAG SA 56 479
Orange Polska SA 366,467 710,223
ORLEN SA 321,463 4,177,688
*Pepco Group NV 36,855 157,555
*PGE Polska Grupa
Energetyczna SA 533,783 917,827
*PKP Cargo SA 64 264
*Polski Holding Nieruchomosci
SA 20 48
Powszechna Kasa
Oszczednosci Bank Polski SA 357,850 4,981,795
Powszechny Zaklad
Ubezpieczen SA 301,444 2,985,711
Santander Bank Polska SA 11,231 1,254,458
Synektik SA 3,072 136,884
*Tauron Polska Energia SA 686,537 634,604
*TEN Square Games SA 2,551 50,947
Text SA 6,188 91,550
VRG SA 394 318
Warsaw Stock Exchange 9,733 103,444
Wirtualna Polska Holding SA 663 12,240
ΩXTB SA 53,389 864,464
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 12 178
TOTAL POLAND 39,344,577
QATAR — (0.7%)
*Aamal Co. 194,355 46,814
Al Khaleej Takaful Group QSC 222,133 139,832
Al Meera Consumer Goods
Co. QSC 11,367 46,205
Baladna 451,869 168,163
Barwa Real Estate Co. 596,167 467,633
Commercial Bank PSQC (The) 2,239,079 2,613,591
Doha Bank QPSC 835,877 411,625
*Estithmar Holding QPSC 521,648 245,709
Gulf International Services
QSC 669,057 582,508
Gulf Warehousing Co. 140,067 125,795
Industries Qatar QSC 403,862 1,480,790

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
QATAR — (Continued)
*Lesha Bank LLC 668,097 $ 253,220
Mannai Corp. QSC 73,480 77,274
Masraf Al Rayan QSC 3,774,589 2,459,029
Mazaya Real Estate
Development QPSC 622,227 106,296
Medicare Group 204,839 268,581
Mesaieed Petrochemical
Holding Co. 2,316,274 1,006,412
Ooredoo QPSC 323,452 1,016,284
Qatar Aluminum Manufacturing
Co. 1,735,953 611,707
Qatar Electricity & Water Co.
QSC 112,810 502,548
Qatar Fuel QSC 165,138 695,294
Qatar Gas Transport Co., Ltd. 2,300,254 2,703,951
Qatar Industrial Manufacturing
Co. QSC 12,733 8,907
Qatar Insurance Co. SAQ 48,856 29,078
Qatar International Islamic
Bank QSC 229,228 660,424
Qatar Islamic Bank QPSC 478,602 2,694,683
Qatar Islamic Insurance Group 5,915 13,768
Qatar National Bank QPSC 2,681,320 12,776,958
Qatar National Cement Co.
QSC 29,203 29,484
Salam International
Investment, Ltd. QSC 709,449 136,005
United Development Co. QSC 1,364,680 428,782
Vodafone Qatar QSC 309,052 157,879
*Widam Food Co. 98,903 68,724
TOTAL QATAR 33,033,953
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, ADR 48,253 –
*<Lenta International Co.
PJSC, GDR 130 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 3,750 –
*<PhosAgro PJSC, GDR 28 241
*<Polyus PJSC, Class G, GDR 782 –
*<RusHydro PJSC, ADR 2,375 –
*<Sberbank of Russia PJSC,
ADR 98,183 –
*<Severstal PAO, GDR 7,488 –
*<VTB Bank PJSC, GDR 59,710 –
TOTAL RUSSIAN
FEDERATION 241
SAUDI ARABIA — (3.7%)
*Abdul Mohsen Al-Hokair
Tourism and Development Co. 79,398 60,462
Abdullah Al Othaim Markets
Co. 247,021 776,113
ACWA Power Co. 40,722 4,989,819
*Advanced Petrochemical Co. 60,055 581,250
Al Babtain Power &
Telecommunication Co. 31,706 378,206
Al Hammadi Holding 43,806 465,972
*Al Hassan Ghazi Ibrahim
Shaker Co. 17,251 120,115
Shares Value †
SAUDI ARABIA — (Continued)
Al Jouf Agricultural
Development Co. 11,837 $ 215,894
*Al Jouf Cement Co. 29,917 80,613
*Al Khaleej Training and
Education Co. 20,204 144,979
*Al Moammar Information
Systems Co. 8,629 431,944
Al Rajhi Bank 935,505 21,919,866
*Al Rajhi Co. for Co-operative
Insurance 23,404 1,116,702
*Al Sagr Cooperative
Insurance Co. 13,195 63,169
*Al Yamamah Steel Industries
Co. 13,535 120,008
Alamar Foods 6,524 134,103
Alandalus Property Co. 18,054 122,581
Alaseel Co. 96,453 125,841
Aldrees Petroleum and
Transport Services Co. 68,165 2,511,925
Al-Etihad Cooperative
Insurance Co. 17,521 98,902
Alinma Bank 727,652 5,444,264
AlJazira Takaful Ta'awuni Co. 19,930 87,240
*AlKhorayef Water & Power
Technologies Co. 11,988 512,627
*Allianz Saudi Fransi
Cooperative Insurance Co. 11,326 44,692
Almarai Co. JSC 162,406 2,382,664
Almunajem Foods Co. 9,734 302,722
*Alujain Corp. 23,236 250,259
*Anaam International Holding
Group Co. 167,631 55,792
Arab National Bank 539,289 2,719,635
*Arabia Insurance Cooperative
Co. 18,652 62,675
Arabian Cement Co. 41,630 279,329
*Arabian Contracting Services
Co. 8,396 393,007
Arabian Drilling Co. 4,792 140,352
Arabian Internet &
Communications Services Co. 19,136 1,300,292
*Arabian Pipes Co. 3,973 138,791
*Arabian Shield Cooperative
Insurance Co. 29,090 148,560
Arriyadh Development Co. 59,933 480,332
*ARTEX Industrial Investment
Co. 11,764 49,741
Astra Industrial Group 17,161 813,339
Ataa Educational Co. 8,419 172,608
Bank AlBilad 362,544 3,552,365
*Bank Al-Jazira 331,992 1,453,244
Banque Saudi Fransi 352,326 2,926,903
*Basic Chemical Industries,
Ltd. 6,918 55,628
*Batic Investments and
Logistic Co. 186,506 194,169
Bawan Co. 20,173 239,023
BinDawood Holding Co. 39,810 75,471

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Bupa Arabia for Cooperative
Insurance Co. 50,715 $ 2,719,600
*Buruj Cooperative Insurance
Co. 10,557 52,733
Catrion Catering Holding Co. 25,146 796,755
ΩCenomi Centers 102,008 559,513
*Chubb Arabia Cooperative
Insurance Co. 8,618 114,732
City Cement Co. 52,228 244,473
Co. for Cooperative Insurance
(The) 40,846 1,526,953
Dallah Healthcare Co. 16,469 699,857
*Dar Al Arkan Real Estate
Development Co. 405,465 1,798,612
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 51,934 3,957,587
East Pipes Integrated Co. for
Industry 9,450 419,195
Eastern Province Cement Co. 3,395 31,413
Electrical Industries Co. 338,055 717,389
*Emaar Economic City 223,928 512,166
Etihad Etisalat Co. 293,576 4,049,108
*Fitaihi Holding Group 65,106 70,208
Gulf Insurance Group 14,773 120,955
*Gulf Union Cooperative
Insurance Co. 11,588 49,182
*Herfy Food Services Co. 11,432 74,393
Jarir Marketing Co. 352,306 1,241,987
*Jazan Development and
Investment Co. 8,415 30,472
L'Azurde Co. for Jewelry 28,510 103,543
Leejam Sports Co. JSC 16,247 821,932
*Liva Insurance Co. 10,465 47,035
*Malath Cooperative Insurance
Co. 13,422 53,321
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 36,876 210,120
*Methanol Chemicals Co. 15,406 70,883
*Middle East Healthcare Co. 22,761 438,166
*Middle East Paper Co. 30,291 322,614
*Middle East Specialized
Cables Co. 15,542 162,426
Mobile Telecommunications
Co. 348,132 978,852
Mouwasat Medical Services
Co. 51,497 1,290,270
Nahdi Medical Co. 23,628 776,339
*Najran Cement Co. 53,230 129,968
*Nama Chemicals Co. 5,670 38,497
*Naseej International Trading
Co. 1,814 36,660
*National Agriculture
Development Co. (The) 85,125 600,637
National Co. for Glass
Industries (The) 10,226 148,665
National Co. for Learning &
Education 6,370 371,782
Shares Value †
SAUDI ARABIA — (Continued)
National Gas &
Industrialization Co. 21,450 $ 621,392
*National Gypsum 11,144 67,475
*National Industrialization Co. 212,512 604,316
National Medical Care Co. 10,671 542,116
Northern Region Cement Co. 53,056 126,859
*Perfect Presentation For
Commercial Services Co. 18,584 73,630
Qassim Cement Co. (The) 4,293 59,782
*Rabigh Refining &
Petrochemical Co. 257,927 560,397
Retal Urban Development Co. 100,239 387,003
Riyad Bank 1,044,650 7,162,376
Riyadh Cables Group Co. 5,972 162,510
SABIC Agri-Nutrients Co. 162,043 4,910,002
Sahara International
Petrochemical Co. 260,486 1,824,102
*Saudi Arabian Amiantit Co. 7,605 69,860
*Saudi Arabian Mining Co. 548,764 8,240,884
ΩSaudi Arabian Oil Co. 1,654,679 11,895,608
Saudi Aramco Base Oil Co. 30,766 960,081
Saudi Automotive Services Co. 24,142 520,676
Saudi Awwal Bank 697,120 6,273,839
Saudi Basic Industries Corp. 269,108 5,209,189
Saudi Cement Co. 3,350 35,857
*Saudi Ceramic Co. 49,275 427,714
Saudi Chemical Co. Holding 276,455 856,814
Saudi Electricity Co. 428,451 1,870,915
Saudi Ground Services Co. 53,583 754,730
Saudi Industrial Investment
Group 204,670 972,206
Saudi Investment Bank (The) 95,230 334,194
*Saudi Kayan Petrochemical
Co. 470,827 975,327
*Saudi Marketing Co. 9,565 56,641
Saudi National Bank (The) 1,382,590 12,203,546
Saudi Paper Manufacturing
Co. 13,270 241,324
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 40,924 365,033
*Saudi Printing & Packaging
Co. 9,279 33,453
*Saudi Public Transport Co. 47,040 276,802
*Saudi Real Estate Co. 85,444 585,825
*Saudi Reinsurance Co. 31,357 310,172
*Saudi Research & Media
Group 17,713 1,411,116
Saudi Steel Pipe Co. 6,245 118,558
Saudi Tadawul Group Holding
Co. 19,580 1,244,962
Saudi Telecom Co. 1,163,938 13,062,808
Saudia Dairy & Foodstuff Co. 2,054 196,338
*Savola Group (The) 356,571 2,449,485
*Scientific & Medical
Equipment House Co. 5,240 76,737
*Seera Group Holding 94,360 577,863
*Sinad Holding Co. 47,135 179,218
Southern Province Cement Co. 5,658 49,865

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Sumou Real Estate Co. 10,279 $ 109,203
Sustained Infrastructure
Holding Co. 45,481 366,323
*Tabuk Agriculture 1,341 5,877
Tabuk Cement Co. 24,451 80,338
Taiba Investments Co. 6,959 83,566
Tanmiah Food Co. 2,840 102,992
Theeb Rent A Car Co. 14,287 295,577
*Umm Al-Qura Cement Co. 13,008 60,681
United Electronics Co. 24,222 651,389
United International
Transportation Co. 180,105 4,124,139
*Walaa Cooperative Insurance
Co. 32,176 189,679
*Wataniya Insurance Co. 7,602 55,866
Yamama Cement Co. 32,535 277,644
Yanbu Cement Co. 22,683 138,911
Yanbu National Petrochemical
Co. 157,467 1,668,713
Zahrat Al Waha For Trading
Co. 6,654 60,149
*Zamil Industrial Investment
Co. 18,650 138,049
TOTAL SAUDI ARABIA 183,471,877
SOUTH AFRICA — (2.9%)
Absa Group, Ltd. 633,260 6,039,968
Adcock Ingram Holdings, Ltd. 6,616 25,989
Advtech, Ltd. 83,199 147,104
AECI, Ltd. 117,627 644,820
African Rainbow Minerals, Ltd. 78,992 793,450
Afrimat, Ltd. 73,033 274,369
Alexander Forbes Group
Holdings, Ltd. 2,406 988
Altron, Ltd., Class A 77 80
Anglo American Platinum, Ltd. 19,519 760,667
Anglogold Ashanti PLC 24,291 673,059
#Anglogold Ashanti PLC 134,091 3,727,730
Aspen Pharmacare Holdings,
Ltd. 263,990 2,665,134
*Astral Foods, Ltd. 30,468 295,943
*Aveng, Ltd. 837 438
AVI, Ltd. 280,144 1,743,453
Barloworld, Ltd. 139,281 650,950
Bid Corp., Ltd. 194,970 4,600,211
Bidvest Group, Ltd. (The) 235,269 3,774,550
*Blue Label Telecoms, Ltd. 2,673 840
Capitec Bank Holdings, Ltd. 34,587 6,202,908
City Lodge Hotels, Ltd. 1,121 302
Clicks Group, Ltd. 166,014 3,533,807
Coronation Fund Managers,
Ltd. 176,746 400,278
Curro Holdings, Ltd. 14,607 10,542
*DataTec, Ltd. 21,276 48,569
ΩDis-Chem Pharmacies, Ltd. 84,043 171,889
Discovery, Ltd. 393,219 4,004,473
DRDGOLD, Ltd. 231,231 279,361
#DRDGOLD, Ltd., ADR 700 8,463
Exxaro Resources, Ltd. 169,365 1,586,839
Shares Value †
SOUTH AFRICA — (Continued)
Famous Brands, Ltd. 16,838 $ 59,524
FirstRand, Ltd. 2,627,938 11,460,069
Foschini Group, Ltd. (The) 288,944 2,507,668
Gold Fields, Ltd. 45,044 739,277
#Gold Fields, Ltd., Sponsored
ADR 467,015 7,696,407
Grindrod, Ltd. 526,284 419,717
Harmony Gold Mining Co., Ltd. 213,847 2,283,131
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 224,143 2,429,710
Hudaco Industries, Ltd. 1,566 17,777
*Impala Platinum Holdings,
Ltd. 78,770 513,965
Investec, Ltd. 142,675 1,109,605
Invicta Holdings, Ltd. 101 191
JSE, Ltd. 38,924 275,991
*KAP, Ltd. 246,871 45,800
Kumba Iron Ore, Ltd. 27,840 522,787
Lewis Group, Ltd. 132 533
Life Healthcare Group
Holdings, Ltd. 1,146,475 1,034,292
Merafe Resources, Ltd. 5,497 448
Momentum Group, Ltd. 927,613 1,510,519
Motus Holdings, Ltd. 201,183 1,342,623
Mpact, Ltd. 860 1,421
Mr Price Group, Ltd. 176,400 2,552,612
MTN Group, Ltd. 879,028 4,351,885
*MultiChoice Group 164,542 1,035,554
Nedbank Group, Ltd. 384,453 6,458,941
NEPI Rockcastle NV 322,589 2,524,697
Netcare, Ltd. 1,307,711 1,093,211
Northam Platinum Holdings,
Ltd. 152,725 1,124,878
Oceana Group, Ltd. 4,225 16,238
Old Mutual, Ltd. 3,908,553 2,690,446
Omnia Holdings, Ltd. 158,822 602,859
OUTsurance Group, Ltd. 69,691 236,705
ΩPepkor Holdings, Ltd. 2,353,269 3,041,414
*Pick n Pay Stores, Ltd. 333,604 480,216
PPC, Ltd. 289,734 64,567
PSG Financial Services, Ltd. 93,757 99,113
*Rainbow Chicken 504 97
Raubex Group, Ltd. 62,376 167,336
RCL Foods, Ltd. 504 259
Reunert, Ltd. 138,443 628,397
RFG Holdings, Ltd. 432 415
Sanlam, Ltd. 933,991 4,634,561
Santam, Ltd. 8,967 187,982
Sappi, Ltd. 457,027 1,232,008
Sasol, Ltd. 171,357 951,574
Shoprite Holdings, Ltd. 282,050 4,836,009
*Sibanye Stillwater, Ltd. 2,416,739 2,770,775
Southern Sun, Ltd. 76,055 35,920
*SPAR Group, Ltd. (The) 125,560 898,592
Spur Corp., Ltd. 194 380
Stadio Holdings, Ltd. 60 22
Standard Bank Group, Ltd. 718,421 9,815,711
Sun International, Ltd. 61,115 157,039
Super Group, Ltd. 273,212 345,996

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
*Telkom SA SOC, Ltd. 313,056 $ 478,083
Thungela Resources, Ltd. 96,242 690,678
Tiger Brands, Ltd. 77,848 1,041,041
#*Transaction Capital, Ltd. 353,723 58,020
Truworths International, Ltd. 417,049 2,636,042
Tsogo Sun, Ltd. 39,750 27,857
Vodacom Group, Ltd. 291,609 1,814,309
*We Buy Cars Pty, Ltd. 115,589 234,708
Wilson Bayly Holmes-Ovcon,
Ltd. 29,461 358,648
Woolworths Holdings, Ltd. 674,412 2,483,270
Zeda, Ltd. 165,581 134,862
TOTAL SOUTH AFRICA 140,032,556
TAIWAN — (19.7%)
91APP, Inc. 44,000 129,089
#Ability Enterprise Co., Ltd. 136,000 199,076
#Ability Opto-Electronics
Technology Co., Ltd. 38,000 263,889
#AcBel Polytech, Inc. 635,611 635,809
Accton Technology Corp. 355,000 6,116,105
Acer E-Enabling Service
Business, Inc. 6,000 47,191
#Acer, Inc. 1,964,000 2,479,519
*ACES Electronic Co., Ltd. 63,000 108,539
*Acon Holding, Inc. 202,000 79,438
Acter Group Corp., Ltd. 54,000 600,000
#Action Electronics Co., Ltd. 124,000 68,115
Actron Technology Corp. 32,722 164,938
#ADATA Technology Co., Ltd. 182,881 489,167
ADDCN Technology Co., Ltd. 9,089 52,622
*Adimmune Corp. 47,000 35,573
Adlink Technology, Inc. 70,000 151,841
Advanced Analog Technology,
Inc. 13,000 31,283
#Advanced Ceramic X Corp. 26,000 130,649
Advanced Energy Solution
Holding Co., Ltd. 10,000 160,737
Advanced International
Multitech Co., Ltd. 78,000 193,296
#*Advanced Optoelectronic
Technology, Inc. 69,000 54,270
Advanced Power Electronics
Corp. 31,000 76,242
#Advanced Wireless
Semiconductor Co. 84,000 242,247
Advancetek Enterprise Co.,
Ltd. 107,000 214,401
Advantech Co., Ltd. 238,680 2,383,820
Aero Win Technology Corp. 16,000 18,502
Aerospace Industrial
Development Corp. 114,000 157,800
#AIC, Inc. 7,654 75,011
Air Asia Co., Ltd. 12,000 11,948
Airtac International Group 60,046 1,675,441
#Alchip Technologies, Ltd. 38,000 2,419,476
*ALI Corp. 32,000 19,725
Allied Circuit Co., Ltd. 7,000 31,570
Allied Supreme Corp. 19,000 198,361
Shares Value †
TAIWAN — (Continued)
#Allis Electric Co., Ltd. 111,083 $ 388,305
Alltek Technology Corp. 141,200 178,042
Alltop Technology Co., Ltd. 38,000 326,155
#Alpha Networks, Inc. 118,000 127,981
#Altek Corp. 166,000 173,305
Amazing Microelectronic Corp. 45,887 139,208
AMPACS Corp. 39,000 63,418
#Ampak Technology, Inc. 23,000 84,707
#Ampire Co., Ltd. 68,000 74,282
Ample Electronic Technology
Co., Ltd. 13,000 50,312
#AMPOC Far-East Co., Ltd. 66,000 236,891
*Amulaire Thermal
Technology, Inc. 16,000 16,330
#Anji Technology Co., Ltd. 46,239 47,841
Anpec Electronics Corp. 46,000 268,477
Aopen, Inc. 17,000 28,811
AP Memory Technology Corp. 25,000 235,253
#Apac Opto Electronics, Inc. 38,000 112,079
Apacer Technology, Inc. 66,000 99,185
APAQ Technology Co., Ltd. 14,000 64,888
Apex Biotechnology Corp. 38,000 34,454
#*Apex International Co., Ltd. 102,000 138,483
Apex Science & Engineering 54,060 19,657
ARBOR Technology Corp. 16,000 19,825
Arcadyan Technology Corp. 92,000 453,683
#Ardentec Corp. 348,000 588,689
Argosy Research, Inc. 42,000 205,805
ASE Technology Holding Co.,
Ltd. 1,192,000 5,840,949
#ASE Technology Holding Co.,
Ltd., ADR 101,500 970,340
Asia Electronic Material Co.,
Ltd. 32,000 20,924
#Asia Optical Co., Inc. 119,000 380,696
Asia Polymer Corp. 211,000 108,332
Asia Tech Image, Inc. 34,000 103,040
Asia Vital Components Co.,
Ltd. 179,623 3,576,763
ASIX Electronics Corp. 34,000 107,179
ASMedia Technology, Inc. 14,000 712,235
ASolid Technology Co., Ltd. 18,000 32,079
ASPEED Technology, Inc. 17,000 2,228,464
ASROCK, Inc. 19,000 120,677
Asustek Computer, Inc. 362,000 6,496,567
ATE Energy International Co.,
Ltd. 58,000 56,479
Aten International Co., Ltd. 14,000 34,607
Auden Techno Corp. 16,000 54,931
AUO Corp. 3,933,200 2,037,800
#AURAS Technology Co., Ltd. 36,000 752,809
Avalue Technology, Inc. 41,000 127,837
AVer Information, Inc. 19,000 26,419
#Avermedia Technologies 54,000 67,500
Axiomtek Co., Ltd. 48,973 151,932
Azurewave Technologies, Inc. 57,000 73,652
Bafang Yunji International Co.,
Ltd. 19,000 90,730
Bank of Kaohsiung Co., Ltd. 4,632 1,684

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
#BenQ Materials Corp. 448,000 $ 451,635
#BES Engineering Corp. 1,167,000 395,192
Billion Electric Co., Ltd. 36,000 37,697
#Bionet Corp. 12,850 36,657
#*Biostar Microtech
International Corp. 68,000 72,796
Bioteque Corp. 30,000 114,700
Bizlink Holding, Inc. 96,000 1,412,734
#*Bonny Worldwide, Ltd. 4,000 31,960
#Bora Pharmaceuticals Co.,
Ltd. 35,000 790,886
Brave C&H Supply Co., Ltd. 12,000 46,442
Brightek Optoelectronic Co.,
Ltd. 27,000 35,014
Brighton-Best International
Taiwan, Inc. 28,000 29,276
Brillian Network & Automation
Integrated System Co., Ltd. 13,863 111,415
#Browave Corp. 41,000 183,630
#C Sun Manufacturing, Ltd. 65,390 424,504
*Calin Technology Co., Ltd. 18,000 22,247
Calitech Co., Ltd. 20,000 45,630
*Cameo Communications, Inc. 68,000 25,787
Capital Futures Corp. 35,000 61,720
Capital Securities Corp. 1,122,000 780,918
#*Career Technology MFG.
Co., Ltd. 302,803 184,763
#Castles Technology Co., Ltd. 60,952 207,359
Caswell, Inc. 21,000 93,399
Cathay Financial Holding Co.,
Ltd. 4,035,895 8,678,938
#Cathay Real Estate
Development Co., Ltd. 310,000 234,629
#CCP Contact Probes Co.,
Ltd. 47,000 66,451
*Cenra, Inc. 65,000 78,105
Central Reinsurance Co., Ltd. 175,000 145,560
Century Iron & Steel Industrial
Co., Ltd. 100,000 646,067
Chain Chon Industrial Co., Ltd. 59,000 32,778
*ChainQui Construction
Development Co., Ltd. 24,000 13,708
#Chaintech Technology Corp. 24,000 33,708
Champion Microelectronic
Corp. 22,000 47,378
Chang Hwa Commercial Bank,
Ltd. 3,220,716 1,779,234
Chang Wah Technology Co.,
Ltd. 117,000 133,469
#Channel Well Technology
Co., Ltd. 138,000 265,749
Chant Sincere Co., Ltd. 30,000 64,513
#Charoen Pokphand
Enterprise 40,000 121,723
Chateau International
Development Co., Ltd. 7,175 8,734
CHC Healthcare Group 81,000 105,169
Chen Full International Co.,
Ltd. 40,000 54,120
Shares Value †
TAIWAN — (Continued)
Chenbro Micom Co., Ltd. 24,000 $ 212,734
*Cheng Fwa Industrial Co.,
Ltd. 18,000 16,011
#Cheng Loong Corp. 500,000 371,411
*Cheng Mei Materials
Technology Corp. 375,612 148,885
Cheng Shin Rubber Industry
Co., Ltd. 1,413,000 2,044,087
Cheng Uei Precision Industry
Co., Ltd. 226,000 457,079
#Chenming Electronic
Technology Corp. 53,000 268,805
Chicony Electronics Co., Ltd. 402,000 2,051,404
Chicony Power Technology
Co., Ltd. 52,000 204,494
Chief Telecom, Inc. 5,000 73,346
#Chieftek Precision Co., Ltd. 23,000 68,052
*Chien Shing Stainless Steel
Co., Ltd. 38,000 12,868
#China Airlines, Ltd. 2,785,000 1,964,451
China Bills Finance Corp. 2,000 927
China Container Terminal
Corp. 48,000 45,393
China Ecotek Corp. 16,000 31,810
China General Plastics Corp. 223,100 111,759
China Glaze Co., Ltd. 56,000 36,180
*China Man-Made Fiber Corp. 589,000 142,103
China Metal Products 184,000 211,910
#China Motor Corp. 179,000 384,928
#China Steel Chemical Corp. 45,000 136,095
#China Steel Corp. 6,698,000 4,703,652
China Steel Structure Co., Ltd. 7,000 11,710
China Wire & Cable Co., Ltd. 44,000 46,966
Chinese Maritime Transport,
Ltd. 32,000 42,197
Ching Feng Home Fashions
Co., Ltd. 75,000 78,769
#Chin-Poon Industrial Co., Ltd. 293,000 349,789
#Chipbond Technology Corp. 859,000 1,697,088
#ChipMOS Technologies, Inc. 380,000 422,222
ChipMOS Technologies, Inc.,
ADR 1,700 36,873
Chlitina Holding, Ltd. 31,452 137,921
Chong Hong Construction Co.,
Ltd. 120,000 327,715
Chroma ATE, Inc. 247,000 3,203,137
#Chun Yuan Steel Industry
Co., Ltd. 268,000 152,235
#Chung Hung Steel Corp. 496,000 318,127
Chung Hwa Chemical
Industrial Works, Ltd. 32,000 37,054
#*Chung Hwa Pulp Corp. 224,000 129,688
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 451,000 2,245,147
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 34,000 45,047
#Chunghwa Precision Test
Tech Co., Ltd. 9,000 166,011

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Chunghwa Telecom Co., Ltd. 633,000 $ 2,410,299
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 82,200 3,098,118
CKM Applied Materials Corp. 11,000 11,879
Cleanaway Co., Ltd. 16,000 91,386
C-Media Electronics, Inc. 11,000 17,115
*CoAsia Electronics Corp. 52,000 64,026
Collins Co., Ltd. 52,000 29,132
Compal Electronics, Inc. 2,908,000 3,253,801
#Compeq Manufacturing Co.,
Ltd. 672,000 1,298,277
Complex Micro Interconnection
Co., Ltd. 12,000 19,363
Compucase Enterprise 42,000 82,846
Concord International
Securities Co., Ltd. 40,728 21,038
#Concord Securities Co., Ltd. 463,050 196,551
#Continental Holdings Corp. 192,000 168,689
#Contrel Technology Co., Ltd. 52,000 103,059
#Coremax Corp. 41,927 77,992
#Coretronic Corp. 220,000 475,843
#Co-Tech Development Corp. 160,000 297,129
Coxon Precise Industrial Co.,
Ltd. 43,000 28,385
CTBC Financial Holding Co.,
Ltd. 7,084,000 7,937,441
CTCI Advanced Systems, Inc. 3,000 16,479
CTCI Corp. 339,000 466,601
CTI Traffic Industries Co., Ltd. 20,000 106,429
Cub Elecparts, Inc. 28,000 84,856
CviLux Corp. 43,000 72,472
*CX Technology Co., Ltd. 10,000 8,162
Cyberlink Corp. 37,000 104,856
#CyberPower Systems, Inc. 29,150 282,038
#*CyberTAN Technology, Inc. 228,000 256,536
#DA CIN Construction Co.,
Ltd. 143,200 219,001
Dah San Electric Wire & Cable
Co., Ltd. 49,192 89,663
Da-Li Development Co., Ltd. 165,134 221,364
#Darfon Electronics Corp. 145,000 219,944
Darwin Precisions Corp. 256,000 110,262
#Daxin Materials Corp. 42,000 296,255
De Licacy Industrial Co., Ltd. 2,120 1,085
Delpha Construction Co., Ltd. 17,000 20,746
Delta Electronics, Inc. 694,000 8,750,811
Depo Auto Parts Ind Co., Ltd. 50,000 377,653
DFI, Inc. 22,000 59,257
Dimerco Data System Corp. 29,000 103,636
#Dimerco Express Corp. 76,488 201,963
DingZing Advanced Materials,
Inc. 5,000 22,316
#D-Link Corp. 366,080 218,231
DONPON PRECISION, Inc. 73,000 78,947
Dr Wu Skincare Co., Ltd. 8,000 36,579
Draytek Corp. 13,000 21,545
Drewloong Precision, Inc. 14,804 68,614
*Dyaco International, Inc. 11,716 10,056
#Dynamic Holding Co., Ltd. 481,000 1,007,338
Shares Value †
TAIWAN — (Continued)
Dynapack International
Technology Corp. 107,000 $ 360,674
E Ink Holdings, Inc. 496,000 4,737,079
E.Sun Financial Holding Co.,
Ltd. 10,280,095 8,791,342
Eastech Holding, Ltd. 38,000 147,066
*Eastern Media International
Corp. 150,307 88,430
Eclat Textile Co., Ltd. 115,000 1,948,970
ECOVE Environment Corp. 3,000 26,170
#*Edimax Technology Co., Ltd. 122,000 133,081
Edison Opto Corp. 40,000 32,834
Edom Technology Co., Ltd. 89,000 104,167
Elan Microelectronics Corp. 194,000 884,020
E-Lead Electronic Co., Ltd. 51,227 121,512
E-LIFE MALL Corp. 1,000 2,603
#*Elite Advanced Laser Corp. 93,000 619,710
#Elite Material Co., Ltd. 155,000 2,029,416
Elite Semiconductor
Microelectronics Technology,
Inc. 107,000 227,425
#Elitegroup Computer Systems
Co., Ltd. 236,000 179,725
eMemory Technology, Inc. 32,000 3,186,017
Emerging Display
Technologies Corp. 62,000 48,958
Ennoconn Corp. 73,000 667,572
Ennostar, Inc. 358,000 522,363
EnTie Commercial Bank Co.,
Ltd. 2,000 899
*Epileds Technologies, Inc. 30,000 36,096
#*Episil Technologies, Inc. 76,000 132,122
Episil-Precision, Inc. 74,000 130,955
Eris Technology Corp. 17,349 153,239
#Eson Precision Ind Co., Ltd. 75,000 151,685
Eternal Materials Co., Ltd. 561,950 548,971
Eurocharm Holdings Co., Ltd. 3,000 19,616
Eva Airways Corp. 2,762,000 3,219,747
Ever Supreme Bio Technology
Co., Ltd. 26,000 148,908
Evergreen Aviation
Technologies Corp. 57,000 165,094
Evergreen International
Storage & Transport Corp. 451,000 433,546
#EVERGREEN Steel Corp. 85,000 271,926
#Everlight Chemical Industrial
Corp. 536,000 405,680
#Everlight Electronics Co., Ltd. 301,000 787,260
Evertop Wire Cable Corp. 78,000 55,262
#Excellence Opto, Inc. 68,000 59,426
Excelliance Mos Corp. 5,000 14,903
#Excelsior Medical Co., Ltd. 50,715 137,868
#EZconn Corp. 11,000 161,189
Far Eastern Department
Stores, Ltd. 73,000 58,441
Far Eastern International Bank 1,472,630 606,701
Far Eastern New Century
Corp. 1,978,000 2,290,381

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Far EasTone
Telecommunications Co., Ltd. 1,138,373 $ 3,162,147
Faraday Technology Corp. 184,899 1,353,271
Farglory F T Z Investment
Holding Co., Ltd. 115,876 156,961
Farglory Land Development
Co., Ltd. 107,000 225,421
*Favite, Inc. 16,000 27,915
Feature Integration
Technology, Inc. 4,000 8,764
*Federal Corp. 71,000 48,419
Feedback Technology Corp. 27,681 121,817
Feng Hsin Steel Co., Ltd. 35,000 91,760
Feng TAY Enterprise Co., Ltd. 292,040 1,289,752
FIC Global, Inc. 20,000 25,749
#FineTek Co., Ltd. 18,360 90,826
#Firich Enterprises Co., Ltd. 168,000 167,790
#*First Copper Technology
Co., Ltd. 130,000 162,297
First Financial Holding Co.,
Ltd. 7,559,746 6,405,965
#First Hi-Tec Enterprise Co.,
Ltd. 53,000 146,891
First Insurance Co., Ltd. (The) 69,000 48,993
#*First Steamship Co., Ltd. 506,000 123,341
#*Fittech Co., Ltd. 39,000 197,800
#FLEXium Interconnect, Inc. 244,000 574,207
Flytech Technology Co., Ltd. 65,000 174,267
FocalTech Systems Co., Ltd. 153,000 403,034
#FOCI Fiber Optic
Communications, Inc. 46,638 304,224
#Forcecon Tech Co., Ltd. 55,107 266,591
*Forest Water Environment
Engineering Co., Ltd. 17,000 21,754
Formosa Advanced
Technologies Co., Ltd. 27,000 28,694
Formosa International Hotels
Corp. 23,000 143,570
#Formosa Laboratories, Inc. 92,000 258,427
Formosa Optical Technology
Co., Ltd. 16,000 50,437
Formosa Petrochemical Corp. 192,000 288,240
#Formosa Plastics Corp. 2,155,000 3,181,383
#Formosa Sumco Technology
Corp. 32,000 119,351
Formosan Union Chemical 199,000 140,368
#Fortune Electric Co., Ltd. 69,600 1,190,412
Founding Construction &
Development Co., Ltd. 83,000 52,458
Foxsemicon Integrated
Technology, Inc. 55,000 591,370
#Franbo Lines Corp. 146,663 84,913
Froch Enterprise Co., Ltd. 152,000 86,342
Fu Chun Shin Machinery
Manufacture Co., Ltd. 90,640 53,185
Fu Hua Innovation Co., Ltd. 166,779 162,407
Fubon Financial Holding Co.,
Ltd. 3,281,186 9,298,742
Shares Value †
TAIWAN — (Continued)
Fulgent Sun International
Holding Co., Ltd. 81,000 $ 270,506
*Full Wang International
Development Co., Ltd. 22,000 24,273
#*Fulltech Fiber Glass Corp. 294,799 198,281
Fusheng Precision Co., Ltd. 36,000 334,270
Fwusow Industry Co., Ltd. 95,923 51,345
#G Shank Enterprise Co., Ltd. 104,305 285,178
Gamania Digital Entertainment
Co., Ltd. 73,000 179,766
GEM Services, Inc. 2,000 4,507
*GEM Terminal Industrial Co.,
Ltd. 20,000 17,135
#Gemtek Technology Corp. 1,416,000 1,571,124
*General Interface Solution
Holding, Ltd. 141,000 250,403
General Plastic Industrial Co.,
Ltd. 14,000 15,730
Generalplus Technology, Inc. 35,000 59,535
Genesys Logic, Inc. 56,000 257,803
#Genius Electronic Optical
Co., Ltd. 76,000 1,063,858
Genovate Biotechnology Co.,
Ltd. 27,810 19,356
GeoVision, Inc. 28,000 54,270
Getac Holdings Corp. 293,000 1,019,647
Giant Manufacturing Co., Ltd. 183,341 1,041,450
#Giantplus Technology Co.,
Ltd. 174,000 89,878
#Gigabyte Technology Co.,
Ltd. 335,000 2,734,160
*Gigasolar Materials Corp. 39,000 112,228
*Gigastorage Corp. 205,000 117,408
Global Brands Manufacture,
Ltd. 192,000 349,363
Global Mixed Mode
Technology, Inc. 36,000 253,371
Global PMX Co., Ltd. 17,000 69,242
#Global Unichip Corp. 41,000 1,580,368
Globalwafers Co., Ltd. 110,000 1,455,680
Globe Union Industrial Corp. 168,000 86,517
#Gloria Material Technology
Corp. 423,000 605,323
*Glotech Industrial Corp. 28,000 11,536
Gold Circuit Electronics, Ltd. 217,200 1,277,846
Golden Long Teng
Development Co., Ltd. 56,000 47,978
Goldsun Building Materials
Co., Ltd. 585,000 978,652
Good Will Instrument Co., Ltd. 25,000 33,513
Gordon Auto Body Parts 91,000 98,981
#Gourmet Master Co., Ltd. 55,000 151,919
Grand Fortune Securities Co.,
Ltd. 230,000 92,244
Grand Process Technology
Corp. 11,000 552,747
Grape King Bio, Ltd. 34,000 159,707
#Great Tree Pharmacy Co.,
Ltd. 35,226 194,051

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Great Wall Enterprise Co., Ltd. 377,081 $ 602,576
Greatek Electronics, Inc. 1,000 1,801
Group Up Industrial Co., Ltd. 22,000 191,916
GTM Holdings Corp. 10,000 10,643
#Gudeng Precision Industrial
Co., Ltd. 29,933 506,357
*Hai Kwang Enterprise Corp. 55,000 31,414
#*HannsTouch Holdings Co. 424,000 145,568
Harvatek Corp. 97,000 68,269
Heran Co., Ltd. 5,000 16,308
Hey Song Corp. 28,000 36,136
Highlight Tech Corp. 8,800 16,232
Highwealth Construction Corp. 957,158 1,217,359
Hi-Lai Foods Co., Ltd. 8,000 38,452
HIM International Music, Inc. 17,000 62,079
Hitron Technology, Inc. 77,000 75,702
Hiwin Mikrosystem Corp. 12,000 52,434
#Hiwin Technologies Corp. 165,099 1,218,661
Hocheng Corp. 130,000 70,802
Hold-Key Electric Wire & Cable
Co., Ltd. 69,000 86,358
Holiday Entertainment Co.,
Ltd. 35,000 89,466
Holtek Semiconductor, Inc. 90,000 156,461
Hon Hai Precision Industry
Co., Ltd. 5,700,000 37,626,404
Hong Ho Precision Textile Co.,
Ltd. 45,000 59,831
Hong Pu Real Estate
Development Co., Ltd. 106,000 95,446
Hong TAI Electric Industrial 159,000 165,501
#Hota Industrial Manufacturing
Co., Ltd. 200,000 348,315
Hotai Motor Co., Ltd. 65,240 1,321,497
*Hotron Precision Electronic
Industrial Co., Ltd. 42,600 44,142
Hsin Kuang Steel Co., Ltd. 151,000 261,564
#*HTC Corp. 534,000 733,333
Hu Lane Associate, Inc. 56,375 297,359
#HUA ENG Wire & Cable Co.,
Ltd. 168,000 152,584
Hua Jung Components Co.,
Ltd. 43,000 20,735
Hua Nan Financial Holdings
Co., Ltd. 5,653,594 4,490,760
#Hua Yu Lien Development
Co., Ltd. 68,000 279,089
Huaku Development Co., Ltd. 152,100 560,169
Huikwang Corp. 7,000 6,795
#Hung Ching Development &
Construction Co., Ltd. 117,000 117,584
#Hung Sheng Construction,
Ltd. 243,600 198,818
Hwa Fong Rubber Industrial
Co., Ltd. 59,000 33,791
Hwacom Systems, Inc. 34,000 25,097
Ibase Technology, Inc. 64,000 147,216
IBF Financial Holdings Co.,
Ltd. 1,883,151 866,931
Shares Value †
TAIWAN — (Continued)
*IC Plus Corp. 29,000 $ 69,423
#Ichia Technologies, Inc. 191,000 240,240
I-Chiun Precision Industry Co.,
Ltd. 99,892 391,275
Info-Tek Corp. 48,000 59,476
#Ingentec Corp. 14,700 96,578
Innodisk Corp. 47,092 379,940
Innolux Corp. 4,603,034 2,241,178
Inpaq Technology Co., Ltd. 57,807 144,878
Insyde Software Corp. 18,000 297,753
Intai Technology Corp. 22,000 77,591
Integrated Service Technology,
Inc. 54,000 317,697
*IntelliEPI, Inc. 6,000 13,989
Interactive Digital
Technologies, Inc. 24,000 63,820
International Games System
Co., Ltd. 100,000 3,230,337
#Inventec Corp. 1,937,000 2,744,688
#Iron Force Industrial Co., Ltd. 23,853 82,265
ITE Technology, Inc. 88,000 372,160
ITEQ Corp. 143,000 346,342
#Jarllytec Co., Ltd. 25,000 117,431
Jean Co., Ltd. 110,172 80,119
Jentech Precision Industrial
Co., Ltd. 27,000 1,242,978
Jetway Information Co., Ltd. 24,750 40,478
Jetwell Computer Co., Ltd. 20,000 88,015
Jia Wei Lifestyle, Inc. 37,000 81,183
Jiin Yeeh Ding Enterprise Co.,
Ltd. 39,000 97,987
#Jinan Acetate Chemical Co.,
Ltd. 14,946 396,974
JMC Electronics Co., Ltd. 31,000 42,717
Johnson Health Tech Co., Ltd. 26,000 122,940
Joinsoon Electronics
Manufacturing Co., Ltd. 59,076 34,848
#JPC connectivity, Inc. 42,000 237,921
#JPP Holding Co., Ltd. 10,000 49,469
#JSL Construction &
Development Co., Ltd. 46,500 126,990
K Laser Technology, Inc. 78,000 52,949
Kaori Heat Treatment Co., Ltd. 33,000 331,648
Kedge Construction Co., Ltd. 33,560 75,939
KEE TAI Properties Co., Ltd. 240,555 120,127
Kenda Rubber Industrial Co.,
Ltd. 48,300 45,074
Kerry TJ Logistics Co., Ltd. 10,000 12,500
*Key Ware Electronics Co.,
Ltd. 52,597 22,736
Keystone Microtech Corp. 13,000 135,518
KGI Financial Holding Co., Ltd. 10,380,832 5,426,933
KHGEARS International, Ltd. 16,000 81,648
#Kindom Development Co.,
Ltd. 225,000 318,469
#King Polytechnic Engineering
Co., Ltd. 16,800 27,423
#King Slide Works Co., Ltd. 26,000 1,014,357
King Yuan Electronics Co., Ltd. 935,000 3,662,375

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
#King's Town Bank Co., Ltd. 424,000 $ 654,394
#*King's Town Construction
Co., Ltd. 28,000 65,718
Kingstate Electronics Corp. 7,000 10,323
#Kinik Co. 45,000 433,989
Kinko Optical Co., Ltd. 67,000 52,488
Kinpo Electronics 5,119,000 3,954,284
#Kinsus Interconnect
Technology Corp. 268,000 899,189
KMC Kuei Meng International,
Inc. 16,000 68,165
KNH Enterprise Co., Ltd. 44,000 26,230
Ko Ja Cayman Co., Ltd. 18,000 27,500
#KS Terminals, Inc. 154,000 364,813
Kung Long Batteries Industrial
Co., Ltd. 39,000 180,150
#*Kung Sing Engineering
Corp. 222,900 80,700
#*Kuo Toong International
Co., Ltd. 154,000 293,677
Kuo Yang Construction Co.,
Ltd. 112,000 73,583
Kwong Lung Enterprise Co.,
Ltd. 48,000 84,944
#L&K Engineering Co., Ltd. 110,085 779,941
La Kaffa International Co., Ltd. 5,000 16,074
Lang, Inc. 22,000 34,332
Lanner Electronics, Inc. 61,480 171,737
Largan Precision Co., Ltd. 18,000 1,283,708
#Laster Tech Corp., Ltd. 75,000 90,122
#Leadtrend Technology Corp. 18,667 47,017
#*Lealea Enterprise Co., Ltd. 451,360 127,350
*Leatec Fine Ceramics Co.,
Ltd. 20,000 17,697
LEE CHI Enterprises Co., Ltd. 45,000 20,927
Lelon Electronics Corp. 94,000 211,823
Lemtech Holdings Co., Ltd. 31,000 101,108
Leo Systems, Inc. 32,000 32,959
*Leofoo Development Co., Ltd. 68,000 36,929
*Li Peng Enterprise Co., Ltd. 395,000 98,010
Lian HWA Food Corp. 16,087 56,485
Lien Hwa Industrial Holdings
Corp. 69,120 129,007
#Ligitek Electronics Co., Ltd. 38,000 47,500
*Lily Textile 9,000 9,480
Lingsen Precision Industries,
Ltd. 229,000 137,228
#Lion Travel Service Co., Ltd. 55,000 233,458
Lite-On Technology Corp. 1,490,000 4,766,698
Liton Technology Corp. 51,000 55,234
*Long Bon International Co.,
Ltd. 41,000 27,449
Long Da Construction &
Development Corp. 120,000 132,022
*Longchen Paper & Packaging
Co., Ltd. 489,003 204,514
Longwell Co. 102,000 249,906
#Loop Telecommunication
International, Inc. 30,000 68,258
Shares Value †
TAIWAN — (Continued)
Lotes Co., Ltd. 42,597 $ 2,226,903
#Lotus Pharmaceutical Co.,
Ltd. 61,000 478,823
Lucky Cement Corp. 72,000 32,921
Lumax International Corp., Ltd. 50,500 173,377
Lungteh Shipbuilding Co., Ltd. 37,800 133,315
Luxe Green Energy
Technology Co., Ltd. 40,170 33,663
#LuxNet Corp. 42,054 183,100
M3 Technology, Inc. 16,000 52,934
Machvision, Inc. 23,000 257,709
Macnica Galaxy, Inc. 14,000 29,451
Macroblock, Inc. 8,000 19,551
Macronix International Co.,
Ltd. 1,319,000 994,190
Makalot Industrial Co., Ltd. 159,094 1,725,504
Marketech International Corp. 34,000 162,360
#Materials Analysis
Technology, Inc. 52,192 442,264
Maxigen Biotech, Inc. 14,700 19,407
#Mayer Steel Pipe Corp. 127,200 109,176
MediaTek, Inc. 525,000 21,137,640
Mega Financial Holding Co.,
Ltd. 3,955,978 4,852,370
*Megaforce Co., Ltd. 10,000 9,473
Mercuries & Associates
Holding, Ltd. 27,010 14,247
Mercuries Data Systems, Ltd. 18,914 15,821
#*Mercuries Life Insurance
Co., Ltd. 1,660,942 356,657
Merida Industry Co., Ltd. 94,000 519,288
#Merry Electronics Co., Ltd. 216,795 717,237
METAAGE Corp. 49,000 72,185
Micro-Star International Co.,
Ltd. 582,000 3,233,333
Mildef Crete, Inc. 33,000 96,301
MIN AIK Technology Co., Ltd. 66,000 57,575
#Mirle Automation Corp. 79,834 192,857
#momo.com, Inc. 44,670 523,520
*MOSA Industrial Corp. 83,395 59,475
*Mosel Vitelic, Inc. 37,000 37,647
Motech Industries, Inc. 214,000 161,301
MPI Corp. 49,000 1,231,117
MSSCORPS Co., Ltd. 34,565 218,998
*My Humble House Hospitality
Management Consulting 28,000 50,774
#Nak Sealing Technologies
Corp. 51,000 182,257
#Namchow Holdings Co., Ltd. 103,000 176,810
Nan Pao Resins Chemical
Co., Ltd. 26,000 230,462
*Nan Ren Lake Leisure
Amusement Co., Ltd. 48,000 23,895
Nan Ya Plastics Corp. 3,091,000 4,022,931
Nan Ya Printed Circuit Board
Corp. 133,000 552,091
#Nang Kuang Pharmaceutical
Co., Ltd. 38,000 51,058
#*Nanya Technology Corp. 735,000 970,365

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
National Aerospace Fasteners
Corp. 15,000 $ 41,011
Netronix, Inc. 33,000 122,566
*New Asia Construction &
Development Corp. 56,000 20,974
*Newmax Technology Co., Ltd. 11,000 9,441
#Nexcom International Co.,
Ltd. 70,000 105,852
Nextronics Engineering Corp. 18,000 62,360
#Nichidenbo Corp. 118,000 223,184
Nidec Chaun-Choung
Technology Corp. 8,000 53,059
Nien Made Enterprise Co., Ltd. 84,000 1,261,049
Niko Semiconductor Co., Ltd. 41,268 58,605
North Star International Co.,
Ltd. 40,000 77,528
#Nova Technology Corp. 20,000 116,417
#Novatek Microelectronics
Corp. 413,000 6,483,739
Nuvoton Technology Corp. 132,000 416,105
Nyquest Technology Co., Ltd. 3,000 5,300
O-Bank Co., Ltd. 443,000 135,914
Ocean Plastics Co., Ltd. 70,000 74,282
OFCO Industrial Corp. 14,000 9,766
OK Biotech Co., Ltd. 24,749 18,616
*Oneness Biotech Co., Ltd. 108,354 434,566
#Optimax Technology Corp. 76,000 74,482
#Orient Semiconductor
Electronics, Ltd. 274,000 333,521
#Oriental Union Chemical
Corp. 317,000 174,627
O-TA Precision Industry Co.,
Ltd. 23,000 59,366
Pacific Hospital Supply Co.,
Ltd. 23,000 63,745
Pan German Universal Motors,
Ltd. 3,000 27,154
Pan Jit International, Inc. 166,000 288,065
Pan Ram International Corp. 8,000 6,504
Pan-International Industrial
Corp. 238,000 279,301
Panion & BF Biotech, Inc. 38,000 101,405
Parade Technologies, Ltd. 31,000 692,759
*PChome Online, Inc. 63,596 96,367
#PCL Technologies, Inc. 45,397 152,315
#P-Duke Technology Co., Ltd. 31,000 84,757
Pegatron Corp. 1,142,000 3,528,652
Pegavision Corp. 26,342 308,721
PharmaEngine, Inc. 25,000 79,588
*PharmaEssentia Corp. 64,000 1,260,424
*Phihong Technology Co., Ltd. 129,000 152,392
Phison Electronics Corp. 109,000 1,604,042
#Phoenix Silicon International
Corp. 128,226 488,251
Phoenix Tours International,
Inc. 17,000 32,260
#Pixart Imaging, Inc. 104,000 792,010
#Planet Technology Corp. 26,000 132,272
Posiflex Technology, Inc. 31,000 202,700
Shares Value †
TAIWAN — (Continued)
Pou Chen Corp. 1,385,000 $ 1,633,989
Power Wind Health Industry,
Inc. 4,050 14,663
#*Powerchip Semiconductor
Manufacturing Corp. 1,757,000 987,079
Powertech Technology, Inc. 403,000 1,591,120
#Powertip Technology Corp. 37,000 18,535
Poya International Co., Ltd. 29,442 460,376
President Chain Store Corp. 404,000 3,719,725
President Securities Corp. 351,080 282,157
#Primax Electronics, Ltd. 339,000 857,022
*Prime Electronics &
Satellitics, Inc. 48,000 22,846
Prince Housing &
Development Corp. 4,000 1,298
Pro Hawk Corp. 10,000 50,094
Progate Group Corp. 13,574 72,657
Prolific Technology, Inc. 27,000 25,787
#Promate Electronic Co., Ltd. 131,000 339,766
Prosperity Dielectrics Co., Ltd. 58,000 81,732
Qisda Corp. 788,000 885,393
QST International Corp. 48,336 100,625
Quanta Computer, Inc. 814,000 7,710,643
#Quanta Storage, Inc. 108,000 325,955
*Quintain Steel Co., Ltd. 115,647 43,133
#Radium Life Tech Co., Ltd. 426,770 128,004
Rafael Microelectronics, Inc. 1,000 4,089
Raydium Semiconductor Corp. 34,000 360,268
*RDC Semiconductor Co., Ltd. 18,000 126,404
Realtek Semiconductor Corp. 278,000 4,151,779
#Rechi Precision Co., Ltd. 218,000 176,564
Rexon Industrial Corp., Ltd. 73,000 78,833
#Rich Development Co., Ltd. 397,580 124,089
*RiTdisplay Corp. 14,000 19,248
*Ritek Corp. 446,000 199,753
*Roo Hsing Co., Ltd. 2,000 182
Roundtop Machinery Industries
Co., Ltd. 16,000 20,924
#Ruby Tech Corp. 13,791 23,545
Ruentex Development Co.,
Ltd. 895,140 1,299,126
Ruentex Engineering &
Construction Co. 17,600 73,333
#Run Long Construction Co.,
Ltd. 325,600 489,823
Sakura Development Co., Ltd. 35,960 56,566
#Sampo Corp. 129,000 115,150
San Fang Chemical Industry
Co., Ltd. 99,000 139,508
San Far Property, Ltd. 80,050 61,587
San Fu Chemical Co., Ltd. 22,000 87,547
Sanyang Motor Co., Ltd. 399,000 870,477
Savior Lifetec Corp. 155,000 106,429
SCI Pharmtech, Inc. 14,535 40,647
Scientech Corp. 10,000 141,074
#SciVision Biotech, Inc. 32,000 101,873
#SDI Corp. 101,000 379,853
Sea Sonic Electronics Co., Ltd. 23,000 46,301
Securitag Assembly Group Co. 5,000 16,152

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Senao Networks, Inc. 5,815 $ 25,772
Sensortek Technology Corp. 18,000 147,191
Sercomm Corp. 161,000 555,259
Sesoda Corp. 130,000 161,891
Shanghai Commercial &
Savings Bank, Ltd. (The) 2,695,351 3,369,189
Sharehope Medicine Co., Ltd. 34,944 32,556
ShenMao Technology, Inc. 58,000 121,105
Shieh Yih Machinery Industry
Co., Ltd. 67,000 83,018
#Shih Her Technologies, Inc. 35,000 154,572
*Shih Wei Navigation Co., Ltd. 234,189 127,547
*Shihlin Development Co., Ltd. 43,000 15,635
#Shihlin Electric & Engineering
Corp. 136,000 868,040
*Shin Kong Financial Holding
Co., Ltd. 9,964,064 3,529,717
#Shin Ruenn Development
Co., Ltd. 56,450 105,888
#Shin Zu Shing Co., Ltd. 102,163 559,601
Shinfox Energy Co., Ltd. 22,000 80,337
*Shining Building Business
Co., Ltd. 233,000 76,358
Shinkong Insurance Co., Ltd. 32,000 98,077
Shinkong Synthetic Fibers
Corp. 72,000 34,382
Shiny Chemical Industrial Co.,
Ltd. 18,000 94,663
#Shuttle, Inc. 375,000 240,520
Sigurd Microelectronics Corp. 1,083,000 2,491,170
Silergy Corp. 148,000 2,337,328
Silicon Power Computer &
Communications, Inc. 21,000 20,613
Simplo Technology Co., Ltd. 67,000 716,214
#Sinbon Electronics Co., Ltd. 92,000 760,924
Sincere Navigation Corp. 1,118,000 908,986
Single Well Industrial Corp. 21,000 22,612
Sinmag Equipment Corp. 14,000 62,484
Sino-American Silicon
Products, Inc. 279,000 1,371,489
Sinon Corp. 277,000 361,380
SinoPac Financial Holdings
Co., Ltd. 7,517,297 5,396,312
Sinphar Pharmaceutical Co.,
Ltd. 81,000 77,865
Sinyi Realty, Inc. 32,000 30,112
Sitronix Technology Corp. 65,000 450,375
Siward Crystal Technology
Co., Ltd. 122,000 109,282
#Solar Applied Materials
Technology Corp. 404,000 795,643
Solteam, Inc. 26,000 43,009
Song Shang Electronics Co.,
Ltd. 18,000 18,287
Sonix Technology Co., Ltd. 57,000 83,347
Speed Tech Corp. 68,000 105,375
Spirox Corp. 45,000 109,129
#Sporton International, Inc. 32,500 215,044
Sports Gear Co., Ltd. 24,000 89,139
Shares Value †
TAIWAN — (Continued)
St. Shine Optical Co., Ltd. 22,000 $ 144,881
Standard Chemical &
Pharmaceutical Co., Ltd. 57,000 112,968
Standard Foods Corp. 1,000 1,175
Stark Technology, Inc. 73,000 296,192
S-Tech Corp. 102,000 104,579
Sumeeko Industries Co., Ltd. 7,000 23,923
Sun Max Tech, Ltd. 12,000 18,951
*Sun Yad Construction Co.,
Ltd. 149,065 68,624
Sunjuice Holdings Co., Ltd. 2,000 8,801
*Sunko INK Co., Ltd. 68,000 44,357
SunMax Biotechnology Co.,
Ltd. 7,000 58,333
#Sunny Friend Environmental
Technology Co., Ltd. 49,000 146,511
#Sunonwealth Electric
Machine Industry Co., Ltd. 121,000 364,435
Sunplus Innovation
Technology, Inc. 13,000 69,991
*Sunplus Technology Co., Ltd. 304,000 279,426
Sunrex Technology Corp. 112,000 195,056
Sunspring Metal Corp. 47,000 48,995
Superior Plating Technology
Co., Ltd. 15,000 28,511
Supreme Electronics Co., Ltd. 303,402 625,932
#Swancor Holding Co., Ltd. 43,000 140,247
#Symtek Automation Asia Co.,
Ltd. 35,970 225,654
#Syncmold Enterprise Corp. 95,000 300,952
*SYNergy ScienTech Corp. 23,000 15,936
Synmosa Biopharma Corp. 182,418 206,103
Synnex Technology
International Corp. 724,000 1,602,110
Syn-Tech Chem & Pharm Co.,
Ltd. 5,000 14,544
Syscom Computer Engineering
Co. 30,000 51,404
#Sysgration 80,000 84,395
Systex Corp. 49,000 204,167
TA Chen Stainless Pipe 1,028,966 1,042,133
#Ta Liang Technology Co.,
Ltd. 16,000 74,657
#Ta Ya Electric Wire & Cable 2,306,374 3,260,885
TA-I Technology Co., Ltd. 30,000 43,914
#*Tai Tung Communication
Co., Ltd. 79,367 68,492
Taichung Commercial Bank
Co., Ltd. 1,004,596 556,541
TaiDoc Technology Corp. 8,000 39,326
#Taiflex Scientific Co., Ltd. 166,310 276,145
Taimide Tech, Inc. 58,000 81,099
Tainan Enterprises Co., Ltd. 74,000 85,109
*Tainergy Tech Co., Ltd. 49,000 22,940
Tai-Saw Technology Co., Ltd. 52,000 42,197
Taishin Financial Holding Co.,
Ltd. 6,816,965 3,638,268
TaiSol Electronics Co., Ltd. 54,000 109,551
*Taisun Enterprise Co., Ltd. 90,000 56,180

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
TAI-TECH Advanced
Electronics Co., Ltd. 34,000 $ 130,524
Taiwan Business Bank 4,318,431 2,089,129
Taiwan Cogeneration Corp. 181,202 242,055
Taiwan Cooperative Financial
Holding Co., Ltd. 6,816,635 5,361,398
Taiwan Fertilizer Co., Ltd. 365,000 650,484
Taiwan Fire & Marine
Insurance Co., Ltd. 26,000 22,722
#Taiwan FU Hsing Industrial
Co., Ltd. 86,000 141,723
#*Taiwan Glass Industry Corp. 579,000 351,484
Taiwan High Speed Rail Corp. 570,000 518,586
Taiwan Hon Chuan Enterprise
Co., Ltd. 251,470 1,200,840
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 193,557 267,621
*Taiwan IC Packaging Corp. 27,000 15,295
*<Taiwan Land Development
Corp. 51,000 800
Taiwan Line Tek Electronic 48,540 45,828
#Taiwan Mask Corp. 122,000 210,568
Taiwan Mobile Co., Ltd. 1,474,000 5,221,567
#Taiwan Navigation Co., Ltd. 565,000 544,897
Taiwan Paiho, Ltd. 230,000 580,025
#Taiwan PCB Techvest Co.,
Ltd. 158,000 184,925
Taiwan Sakura Corp. 35,000 90,559
Taiwan Sanyo Electric Co.,
Ltd. 47,000 58,310
Taiwan Secom Co., Ltd. 50,000 213,795
Taiwan Semiconductor Co.,
Ltd. 138,000 270,056
Taiwan Semiconductor
Manufacturing Co., Ltd. 12,770,000 410,521,223
*Taiwan Styrene Monomer 263,000 99,323
#Taiwan Surface Mounting
Technology Corp. 206,000 687,953
Taiwan Taxi Co., Ltd. 19,000 67,603
#*Taiwan TEA Corp. 292,000 190,474
#Taiwan Union Technology
Corp. 179,000 905,056
#Taiwan-Asia Semiconductor
Corp. 963,000 1,045,955
Taiyen Biotech Co., Ltd. 12,000 12,547
#*Tatung Co., Ltd. 1,222,000 1,687,687
*TBI Motion Technology Co.,
Ltd. 35,000 47,191
TCC Group Holdings Co., Ltd. 3,845,969 3,835,166
#TCI Co., Ltd. 60,000 249,064
Te Chang Construction Co.,
Ltd. 15,000 28,933
Team Group, Inc. 22,000 62,004
#Teco Electric and Machinery
Co., Ltd. 723,000 1,114,738
Tehmag Foods Corp. 1,100 10,506
Test Research, Inc. 93,000 388,951
Test Rite International Co., Ltd. 1,000 637
Shares Value †
TAIWAN — (Continued)
Thermaltake Technology Co.,
Ltd. 31,000 $ 35,896
Thinking Electronic Industrial
Co., Ltd. 27,000 138,202
Thye Ming Industrial Co., Ltd. 59,000 123,193
Ton Yi Industrial Corp. 351,000 179,663
Tong Hsing Electronic
Industries, Ltd. 115,060 463,257
Tong Yang Industry Co., Ltd. 254,000 848,252
#Tong-Tai Machine & Tool
Co., Ltd. 127,000 126,643
Top Union Electronics Corp. 71,027 70,606
Topco Scientific Co., Ltd. 101,000 991,401
Topkey Corp. 42,000 302,809
Topoint Technology Co., Ltd. 65,000 80,033
Toung Loong Textile
Manufacturing 30,000 21,255
Transcend Information, Inc. 102,000 306,891
Transcom, Inc. 40,920 172,416
Tripod Technology Corp. 200,000 1,204,744
#Trusval Technology Co., Ltd. 18,187 129,137
Tsang Yow Industrial Co., Ltd. 18,000 16,713
TSC Auto ID Technology Co.,
Ltd. 18,698 130,139
#TSEC Corp. 320,197 215,863
TSRC Corp. 18,000 13,708
TST Group Holding, Ltd. 3,000 8,333
TTFB Co., Ltd. 15,290 96,875
TTY Biopharm Co., Ltd. 106,000 242,503
*Tul Corp. 15,000 35,674
Tung Ho Steel Enterprise
Corp. 346,670 797,428
Tung Thih Electronic Co., Ltd. 40,700 126,648
TURVO International Co., Ltd. 26,000 130,649
TXC Corp. 248,000 913,358
#TYC Brother Industrial Co.,
Ltd. 465,000 864,981
Tycoons Group Enterprise 84,335 25,769
Tyntek Corp. 124,000 84,757
*U-BEST Innovative
Technology Co., Ltd. 72,000 41,461
#UDE Corp. 55,000 156,383
Ultra Chip, Inc. 34,000 95,506
U-Ming Marine Transport Corp. 321,000 558,043
Unic Technology Corp. 40,000 45,880
Unictron Technologies Corp. 7,000 14,572
Unimicron Technology Corp. 791,000 3,987,094
Union Bank Of Taiwan 312,729 148,361
*Union Insurance Co., Ltd. 32,000 33,608
Uni-President Enterprises
Corp. 3,944,000 11,041,723
#*Unitech Printed Circuit
Board Corp. 688,711 651,309
*United Alloy-Tech Co. 13,000 14,992
United Integrated Services
Co., Ltd. 119,000 1,255,368
United Microelectronics Corp. 3,359,000 5,047,935
#United Microelectronics
Corp., Sponsored ADR 343,000 2,346,120

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
United Orthopedic Corp. 60,000 $ 184,644
United Radiant Technology 18,000 11,067
United Recommend
International Co., Ltd. 17,189 31,760
#*United Renewable Energy
Co., Ltd. 489,407 171,842
Univacco Technology, Inc. 40,000 70,412
#Universal Cement Corp. 168,657 159,234
Universal Microwave
Technology, Inc. 25,000 239,154
Universal Vision Biotechnology
Co., Ltd. 21,960 149,758
UPC Technology Corp. 161,000 55,777
Userjoy Technology Co., Ltd. 24,650 62,010
USI Corp. 252,000 110,112
*Usun Technology Co., Ltd. 11,000 22,728
U-Tech Media Corp. 28,000 16,561
Utechzone Co., Ltd. 36,000 151,124
UVAT Technology Co., Ltd. 26,000 77,091
Value Valves Co., Ltd. 4,000 11,935
#Vanguard International
Semiconductor Corp. 663,376 1,997,996
Ventec International Group
Co., Ltd. 45,000 98,315
VIA Labs, Inc. 1,000 4,775
#Via Technologies, Inc. 41,000 149,079
Viking Tech Corp. 57,000 86,816
Visco Vision, Inc. 26,000 177,310
VisEra Technologies Co., Ltd. 35,000 306,960
#Visual Photonics Epitaxy Co.,
Ltd. 114,000 501,685
Vivotek, Inc. 12,000 44,944
Voltronic Power Technology
Corp. 31,000 2,060,861
Wafer Works Corp. 362,137 329,472
#Waffer Technology Corp. 117,000 261,096
Wah Hong Industrial Corp. 20,000 26,841
Wah Lee Industrial Corp. 112,000 426,467
#Walsin Lihwa Corp. 1,697,279 1,568,023
#Walsin Technology Corp. 258,000 813,296
Walton Advanced Engineering,
Inc. 175,000 88,483
*We & Win Development Co.,
Ltd. 54,000 24,354
#*We&Win Diversification Co.,
Ltd. 30,121 26,699
Wei Chuan Foods Corp. 19,000 10,615
#Weikeng Industrial Co., Ltd. 829,000 902,999
Well Shin Technology Co., Ltd. 50,000 98,003
Welldone Co. 23,000 34,636
WELLELL, Inc. 20,000 15,762
Weltrend Semiconductor 95,000 174,345
*Wha Yu Industrial Co., Ltd. 83,000 43,002
#Wholetech System Hitech,
Ltd. 32,000 105,368
#*Win Semiconductors Corp. 320,000 1,218,477
#*Winbond Electronics Corp. 2,113,251 1,269,665
Winmate, Inc. 29,000 124,906
Shares Value †
TAIWAN — (Continued)
#Winstek Semiconductor Co.,
Ltd. 43,000 $ 142,260
WinWay Technology Co., Ltd. 4,000 162,921
Wisdom Marine Lines Co., Ltd. 335,000 767,447
Wiselink Co., Ltd. 34,442 103,412
#Wistron Corp. 3,203,000 11,096,536
Wistron NeWeb Corp. 216,446 824,170
WITS Corp. 31,000 112,718
Wiwynn Corp. 35,000 2,080,993
Wonderful Hi-Tech Co., Ltd. 91,000 99,833
#Wowprime Corp. 55,388 414,027
WPG Holdings, Ltd. 977,000 2,262,590
WT Microelectronics Co., Ltd. 288,850 987,175
XinTec, Inc. 87,000 579,728
Xxentria Technology Materials
Corp. 36,620 67,777
Yageo Corp. 229,860 4,003,180
#Yankey Engineering Co., Ltd. 22,693 219,918
Yao Sheng Electronic Co., Ltd. 15,000 61,096
#YC INOX Co., Ltd. 190,034 128,706
YCC Parts Manufacturing Co.,
Ltd. 11,000 19,947
Yea Shin International
Development Co., Ltd. 7,000 6,685
#Yem Chio Co., Ltd. 307,059 175,859
#Yen Sun Technology Corp. 26,000 42,846
*Yeong Guan Energy
Technology Group Co., Ltd. 62,399 75,564
YFC-Boneagle Electric Co.,
Ltd. 53,000 44,663
YFY, Inc. 670,000 638,842
*Yieh Hsing Enterprise Co.,
Ltd. 24,000 8,052
Yieh Phui Enterprise Co., Ltd. 326,196 154,241
#Youngtek Electronics Corp. 61,000 134,794
Yuanta Financial Holding Co.,
Ltd. 7,228,630 7,321,131
Yuen Chang Stainless Steel
Co., Ltd. 3,000 1,568
Yuen Foong Yu Consumer
Products Co., Ltd. 48,000 71,760
#Yulon Motor Co., Ltd. 397,216 710,377
#Yungshin Construction &
Development Co., Ltd. 32,000 211,735
YungShin Global Holding
Corp. 117,000 205,955
Zeng Hsing Industrial Co., Ltd. 4,297 14,350
Zenitron Corp. 88,000 87,615
Zero One Technology Co., Ltd. 89,000 280,556
#Zhen Ding Technology
Holding, Ltd. 392,000 1,376,404
*Zig Sheng Industrial Co., Ltd. 170,000 54,385
ZillTek Technology Corp. 5,000 54,385
#*Zinwell Corp. 187,000 103,597
#Zippy Technology Corp. 75,000 171,582
#Zyxel Group Corp. 178,516 233,453
TOTAL TAIWAN 963,477,565
THAILAND — (1.7%)
AAPICO Hitech PCL 156,340 92,196

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
THAILAND — (Continued)
Advanced Info Service PCL 562,400 $ 4,583,198
Advanced Information
Technology PCL 230,250 29,067
#After You PCL 202,100 64,083
Airports of Thailand PCL 1,803,400 3,273,322
Allianz Ayudhya Capital PCL,
Class R 200 192
Amata Corp. PCL 625,300 542,007
#AP Thailand PCL 2,556,100 723,389
*Asia Aviation PCL - NVDR 2,487,300 216,704
Asia Plus Group Holdings PCL 507,900 38,230
Asian Alliance International
PCL, Class R 267,500 53,508
Asian Sea Corp. PCL 255,400 70,766
Asset World Corp. PCL 5,218,800 572,220
B Grimm Power PCL, Class R 484,100 318,477
Bangchak Corp. PCL 979,800 994,463
Bangchak Sriracha PCL, Class
R 297,000 65,130
Bangkok Bank PCL 1,056,000 4,600,148
Bangkok Chain Hospital PCL 716,400 367,276
Bangkok Dusit Medical
Services PCL 4,756,100 3,875,915
Bangkok Expressway & Metro
PCL, Class R 3,551,600 831,461
Bangkok Life Assurance PCL 309,812 231,820
Banpu PCL 6,047,700 1,120,110
Banpu Power PCL 1,100 414
BCPG PCL 341,300 68,776
BEC World PCL 43,000 5,377
Berli Jucker PCL 420,100 300,027
Betagro PCL 255,500 160,516
*Better World Green PCL 2,649,800 34,551
BG Container Glass PCL,
Class R 400 92
BKI Holdings PCL 1,600 14,224
Bluebik Group PCL - NVDR 29,100 36,219
Brooker Group PCL (The) 956,900 16,730
*BTS Group Holdings PCL 2,956,900 434,619
Bumrungrad Hospital PCL 371,800 2,996,876
Cal-Comp Electronics Thailand
PCL 2,078,943 326,519
Carabao Group PCL 134,600 318,102
Central Pattana PCL 1,073,200 1,995,653
Central Plaza Hotel PCL 201,900 215,392
Central Retail Corp. PCL,
Class R 907,600 860,667
CH Karnchang PCL 713,100 405,735
Charoen Pokphand Foods
PCL 2,285,600 1,679,742
#Chularat Hospital PCL 2,940,700 252,720
CK Power PCL 457,400 49,610
Com7 PCL - NVDR 515,200 427,488
CP ALL PCL 1,886,300 3,535,590
Delta Electronics Thailand PCL 918,500 3,756,201
Dhipaya Group Holdings PCL 800 646
Diamond Building Products
PCL 700 164
#Dohome PCL 415,162 127,950
Shares Value †
THAILAND — (Continued)
#Don Muang Tollway PCL,
Class R 26,000 $ 8,938
Eastern Polymer Group PCL 298,200 41,533
Ekachai Medical Care PCL 63,171 12,542
Electricity Generating PCL 140,100 498,207
Energy Absolute PCL 854,300 199,999
#Erawan Group PCL (The) 1,414,400 167,657
Exotic Food PCL 139,800 97,357
Forth Corp. PCL 207,300 78,632
Frasers Property Thailand
PCL, Class R 900 352
#GFPT PCL 330,300 108,648
Global Power Synergy PCL 416,900 521,974
*Green Tech Ventures PCL,
Class R 1,994,100 7,682
#Gulf Energy Development
PCL, Class R 1,017,600 2,005,346
#Gunkul Engineering PCL 2,033,600 163,917
Haad Thip PCL 31,000 15,341
#Hana Microelectronics PCL 555,500 629,660
Home Product Center PCL 2,451,900 693,900
Ichitan Group PCL 415,200 193,173
Index Livingmall PCL 39,600 20,536
Indorama Ventures PCL 1,071,800 825,805
Intouch Holdings PCL 225,400 714,707
#IRPC PCL 5,296,300 241,704
I-TAIL Corp. PCL 437,900 327,663
#*Italian-Thai Development
PCL 2,878,800 58,011
#Jasmine International PCL 2,010,578 138,229
*Jasmine Technology Solution
PCL 27,800 58,904
Jubilee Enterprise PCL 100 40
Karmarts PCL 504,000 177,733
Kaset Thai International Sugar
Corp. PCL 2,200 185
Kasikornbank PCL 188,400 817,917
KCE Electronics PCL 506,900 540,773
KGI Securities Thailand PCL 325,100 42,197
Khon Kaen Sugar Industry
PCL 2,300 139
Kiatnakin Phatra Bank PCL 147,200 237,736
Krung Thai Bank PCL 2,446,000 1,485,939
Lalin Property PCL 700 135
Land & Houses PCL 5,290,300 909,283
LH Financial Group PCL,
Class R 5,300 132
LPN Development PCL 2,000 177
Major Cineplex Group PCL 322,200 141,312
*Malee Group PCL 216,900 73,918
Master Style PCL, Class R 11,000 15,565
MBK PCL 300,395 177,148
MC Group PCL 302,800 102,294
Mega Lifesciences PCL 214,200 250,730
Minor International PCL 2,401,000 1,903,297
#MK Restaurants Group PCL 400 326
Modernform Group PCL 1,400 113
*Mono Next PCL - NVDR 695,500 34,626

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
THAILAND — (Continued)
Moshi Moshi Retail Corp. PLC,
Class R 39,400 $ 52,833
Netbay PCL 24,000 11,664
Noble Development PCL 57,300 5,162
#Northeast Rubber PCL, Class
R 1,104,000 165,216
NSL Foods PCL, Class R 89,500 86,198
Origin Property PCL 874,800 122,879
Osotspa PCL 811,100 497,548
#Plan B Media PCL 1,829,028 403,801
*Platinum Group PCL (The) 1,500 100
Praram 9 Hospital PCL, Class
R 315,400 228,991
Precious Shipping PCL 869,000 213,741
Premier Marketing PCL 500 129
Prima Marine PCL, Class R 876,000 228,443
Property Perfect PCL 11,025 62
Pruksa Holding PCL 1,200 316
#PTG Energy PCL 980,300 280,335
PTT Exploration & Production
PCL 721,100 2,703,190
#PTT Global Chemical PCL 1,588,100 1,223,606
PTT Oil & Retail Business
PCL, Class R 1,846,000 842,448
PTT PCL 5,917,100 5,874,140
#Quality Houses PCL 4,632,500 255,340
#R&B Food Supply PCL 366,900 64,149
Rajthanee Hospital PCL 20,000 13,869
Ratch Group PCL 659,400 630,187
Rojana Industrial Park PCL 511,400 110,630
*RS PCL 279,900 50,597
S Hotels & Resorts PCL 908,200 60,825
#Sabina PCL 161,500 103,854
#*Samart Corp. PCL 461,400 99,814
Sansiri PCL 9,855,300 534,455
#Sappe PCL 79,500 159,612
SC Asset Corp. PCL 1,053,100 94,247
SCB X PCL 317,500 1,067,899
#SCG Packaging PCL 543,300 410,554
SCGJWD Logistics PCL 225,600 78,888
Sena Development PCL 1,000 69
Sermsang Power Corp. Co.,
Ltd., Class R 130,038 22,158
Siam Cement PCL (The)
- NVDR 291,800 1,815,914
#Siam Global House PCL 869,159 414,682
Siam Wellness Group PCL 571,050 111,689
Siamgas & Petrochemicals
PCL 76,300 16,054
Sikarin PCL 1,100 300
Singha Estate PCL 5,400 152
SiS Distribution Thailand PCL 101,500 76,700
SISB PCL, Class R 164,400 168,078
*SKY ICT PCL - NVDR 91,400 64,193
#Somboon Advance
Technology PCL 129,000 46,256
Sri Trang Agro-Industry PCL 819,000 502,394
Sri Trang Gloves Thailand PCL 626,800 196,891
Shares Value †
THAILAND — (Continued)
#Srinanaporn Marketing PCL,
Class R 245,900 $ 92,545
Srivichai Vejvivat PCL 65,000 20,033
#Star Petroleum Refining PCL 1,551,600 308,067
Starflex PCL 124,000 11,612
Supalai PCL 855,900 497,130
Susco PCL 389,700 36,724
SVI PCL 500 120
TAC Consumer PCL 500 72
#Taokaenoi Food & Marketing
PCL 335,300 104,331
*Tata Steel Thailand PCL 414,500 8,598
Thai Life Insurance PCL 485,100 161,005
Thai Nakarin Hospital PCL 100 108
#Thai Oil PCL 1,109,522 1,348,063
Thai President Foods PCL 100 596
*Thai Reinsurance PCL 3,000 56
Thai Solar Energy PCL 1,200 36
Thai Union Group PCL 1,894,300 842,036
Thai Vegetable Oil PCL
- NVDR 55,000 40,584
Thai Wah PCL 900 86
#Thaicom PCL 406,600 175,918
#Thaifoods Group PCL 239,900 29,005
Thaitheparos PCL 100 118
#Thoresen Thai Agencies PCL 1,014,000 165,269
Tipco Asphalt PCL 566,900 305,751
Tisco Financial Group PCL 97,000 277,389
TKS Technologies PCL 85,340 17,829
TMBThanachart Bank PCL 16,387,600 864,422
TMT Steel PCL, Class R 400 49
TOA Paint Thailand PCL 47,200 25,177
TPC Power Holding PCL 300 53
TPI Polene PCL 10,300 357
TPI Polene Power PCL 4,600 415
TQM Alpha PCL, Class R 68,900 53,597
*True Corp. PCL, Class R 2,634,272 960,188
TTCL PCL 600 50
TTW PCL 41,400 11,103
Union Auction PCL 124,700 34,182
United Paper PCL, Class R 500 159
Univanich Palm Oil PCL 121,400 32,918
Vanachai Group PCL 68,100 6,740
#*VGI PCL 2,013,900 168,297
WHA Corp. PCL 4,724,100 818,965
WHA Utilities and Power PCL 206,200 32,997
WICE Logistics PCL 550,700 97,917
Workpoint Entertainment PCL 400 103
TOTAL THAILAND 83,088,436
TURKEY — (0.8%)
Adel Kalemcilik Ticaret ve
Sanayi AS 61,160 73,021
Afyon Cimento Sanayi TAS 38,737 17,950
Agesa Hayat ve Emeklilik AS 32,256 98,489
Akbank TAS 3,322,379 4,902,629
Akcansa Cimento AS 13,836 62,744
*Akenerji Elektrik Uretim AS 58,490 19,821
Aksa Akrilik Kimya Sanayii AS 693,120 168,579

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TURKEY — (Continued)
Aksa Enerji Uretim AS 57,218 $ 55,065
*Aksigorta AS 384,237 66,448
Alarko Holding AS 80,566 202,882
*Albaraka Turk Katilim Bankasi
AS 1,156,347 177,379
*Alcatel-Lucent Teletas
Telekomunikasyon AS 2,459 8,598
*Alkim Alkali Kimya AS 68,841 65,809
*Altinyag Kombinalari AS 39,012 8,192
*Anadolu Anonim Turk Sigorta
Sirketi 108,862 273,185
Anadolu Efes Biracilik Ve Malt
Sanayii AS 115,894 647,907
Anadolu Hayat Emeklilik AS 23,069 60,548
*Anatolia Tani VE Biyoteknoloji
Urunleri Arastirma Gelistirme
Sanayi VE Ticaret AS 15,943 6,583
*Arcelik AS 27,042 101,338
ARD Grup Bilisim Teknolojileri
AS 83,370 78,142
Aselsan Elektronik Sanayi Ve
Ticaret AS 360,701 640,084
Aydem Yenilenebilir Enerji AS 95,492 69,620
Aygaz AS 6,599 29,042
*Banvit Bandirma Vitaminli
Yem Sanayii AS 15,808 171,494
*Baticim Bati Anadolu Cimento
Sanayii AS 23,486 110,751
*Batisoke Soke Cimento
Sanayii TAS 62,129 94,579
*Bera Holding AS 382,343 143,949
BIM Birlesik Magazalar AS 219,403 2,984,857
*Biotrend Cevre VE Enerji
Yatirimlari AS 166,001 89,995
Bogazici Beton Sanayi ve
Ticaret AS 92,704 52,178
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
AS 6,815 96,540
Borusan Yatirim ve Pazarlama
AS 1,509 85,637
Brisa Bridgestone Sabanci
Sanayi ve Ticaret AS 196 473
Bursa Cimento Fabrikasi AS 478,226 89,118
Cemtas Celik Makina Sanayi
Ve Ticaret AS – –
*Cimbeton Hazirbeton ve
Prefabrik Yapi Elemanlari
Sanayi ve Ticaret AS 245 16,969
Cimsa Cimento Sanayi VE
Ticaret AS 144,186 146,582
Coca-Cola Icecek AS 508,560 754,900
Deva Holding AS 56 109
*Doganlar Mobilya Grubu
Imalat Sanayi ve Ticaret AS 21,270 5,868
Dogus Otomotiv Servis ve
Ticaret AS 107,273 657,899
EGE Endustri VE Ticaret AS 375 119,722
EGE Gubre Sanayii AS 23,963 40,531
ΩEnerjisa Enerji AS 102,726 165,517
Shares Value †
TURKEY — (Continued)
Enka Insaat ve Sanayi AS 354,171 $ 486,272
Erbosan Erciyas Boru Sanayii
ve Ticaret AS 10,388 59,771
Eregli Demir ve Celik
Fabrikalari TAS 635,857 882,665
Escar Turizm Tasimacilik
Ticaret AS 7,570 76,439
*Esenboga Elektrik Uretim AS 35,591 21,527
Europap Tezol Kagit Sanayi
VE Ticaret AS 85,578 42,302
*Europen Endustri Insaat
Sanayi VE Ticaret AS 165,584 56,595
Ford Otomotiv Sanayi AS 25,936 740,105
Gentas Genel Metal Sanayi ve
Ticaret AS 34,994 7,848
*Gersan Elektrik Ticaret ve
Sanayi AS 104,400 30,903
Global Yatirim Holding AS 425,170 204,214
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 8,896 108,702
*Hektas Ticaret TAS 187,966 19,460
*Hitit Bilgisayar Hizmetleri AS 12,237 33,224
*Ihlas Holding AS 228,429 6,528
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
AS 400,889 72,485
Is Yatirim Menkul Degerler AS 255,467 239,447
*Isiklar Enerji ve Yapi Holding
AS 374,842 87,998
*Izmir Demir Celik Sanayi AS 610,766 97,073
Jantsa Jant Sanayi Ve Ticaret
AS 92,120 71,997
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret AS 100,108 84,313
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS 634,562 456,348
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A 224 132
*Karel Elektronik Sanayi ve
Ticaret AS 55,422 14,918
*Karsan Otomotiv Sanayii Ve
Ticaret AS 252,790 113,751
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret AS 764,325 49,261
*Kerevitas Gida Sanayi ve
Ticaret AS 98,952 36,822
Kervan Gida Sanayi Ve Ticaret
AS 519,723 34,860
KOC Holding AS 408,411 2,012,860
Kocaer Celik Sanayi Ve
Ticaret AS 103,481 113,771
Kontrolmatik Enerji Ve
Muhendislik AS 38,740 48,625
*Konya Cimento Sanayii AS 20 4,037
*Kordsa Teknik Tekstil AS 5,100 10,790
*Koza Altin Isletmeleri AS 192,709 113,073
LDR Turizm AS 35,427 98,098
Logo Yazilim Sanayi Ve
Ticaret AS 35,483 109,687

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TURKEY — (Continued)
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut AS 103,095 $ 46,301
*Loras Holding A.S 236,438 13,928
ΩMavi Giyim Sanayi Ve
Ticaret AS, Class B 278,404 618,671
*MIA Teknoloji AS 151,370 185,934
Migros Ticaret AS 40,185 476,673
Ω*MLP Saglik Hizmetleri AS 17,305 175,118
*Naturel Yenilenebilir Enerji
Ticaret AS 23,424 36,273
Naturelgaz Sanayi ve Ticaret
AS 51,831 6,711
*NET Holding AS 40,328 48,478
Nuh Cimento Sanayi AS 6,128 51,156
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 594,558 100,913
*Orge Enerji Elektrik Taahhut
AS 32,029 60,433
Osmanli Yatirim Menkul
Degerler AS 90,992 21,733
Otokar Otomotiv Ve Savunma
Sanayi A.S. 3,605 43,630
*Oyak Cimento Fabrikalari AS 133,867 223,696
Panelsan Cati Cephe
Sistemleri Sanayi VE Ticaret
AS 22,986 26,250
*Pegasus Hava Tasimaciligi
AS 158,928 1,073,418
*Peker Gayrimenkul Yatirim
Ortakligi AS 297,407 37,035
*Penta Teknoloji Urunleri
Dagitim Ticaret AS 86,134 35,443
*Petkim Petrokimya Holding
AS 1,038,544 562,124
*Pinar SUT Mamulleri Sanayii
AS 25,956 7,441
Polisan Holding AS 113,913 34,051
*Ral Yatirim Holding A/S 9,322 71,362
*Reysas Tasimacilik ve Lojistik
Ticaret AS 1,874 777
*Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret AS 91,306 57,089
*Sasa Polyester Sanayi AS 1,311,177 147,215
*Say Yenilenebilir Enerji
Ekipmanlari Sanayi ve Ticaret
AS 18,114 24,046
Sekerbank Turk AS 1,110,491 132,778
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 13,080 24,661
Sok Marketler Ticaret AS 143,214 164,137
SUN Tekstil Sanayi Ve Ticaret
AS 46,125 27,199
Suwen Tekstil Sanayi
Pazarlama AS 74,880 64,288
*TAV Havalimanlari Holding
AS 105,078 705,724
*Tekfen Holding AS 77,776 170,453
*Teknosa Ic Ve Dis Ticaret AS 62,645 47,609
Shares Value †
TURKEY — (Continued)
Tofas Turk Otomobil Fabrikasi
AS 83,487 $ 457,726
*Tukas Gida Sanayi ve Ticaret
AS 417,753 80,285
*Tumosan Motor ve Traktor
Sanayi AS 24,759 87,006
*Turk Hava Yollari AO 245,701 1,952,553
*Turk Ilac VE Serum Sanayi As 49,927 26,339
*Turk Telekomunikasyon AS 558,718 769,719
Turk Traktor ve Ziraat
Makineleri AS 10,973 231,037
Turkcell Iletisim Hizmetleri AS 933,833 2,308,013
Turkiye Garanti Bankasi AS 146,409 456,431
Turkiye Is Bankasi AS 4,716,633 1,617,591
Turkiye Petrol Rafinerileri AS 553,268 2,333,101
Turkiye Sigorta AS 359,123 135,312
Turkiye Sise ve Cam
Fabrikalari AS 645,815 737,154
*Turkiye Vakiflar Bankasi TAO 410,657 246,225
*Ulker Biskuvi Sanayi AS 129,801 475,441
*Ulusoy Un Sanayi ve Ticaret
AS 1 –
*Usak Seramik Sanayii AS 128,668 41,913
Vakko Tekstil ve Hazir Giyim
Sanayi Isletmeleri AS 16,171 38,388
Vestel Beyaz Esya Sanayi ve
Ticaret AS 224,490 112,277
*Vestel Elektronik Sanayi ve
Ticaret AS 67,029 111,519
Yapi ve Kredi Bankasi AS 2,228,961 1,591,268
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret AS 82,623 58,407
Ziraat Gayrimenkul Yatirim
Ortakligi AS 358,677 119,453
*Zorlu Enerji Elektrik Uretim
AS 164,760 19,988
TOTAL TURKEY 39,838,518
UNITED ARAB EMIRATES — (1.3%)
Abu Dhabi Commercial Bank
PJSC 1,680,471 4,090,229
Abu Dhabi Islamic Bank PJSC 890,120 3,053,502
Abu Dhabi National Hotels 2,010,540 318,030
Abu Dhabi National Oil Co. for
Distribution PJSC 2,225,157 2,186,990
*Abu Dhabi Ports Co. PJSC 86,438 125,903
ADNOC Drilling Co. PJSC 956,537 1,320,349
Agility Global PLC 2,103,870 715,992
Agthia Group PJSC 91,537 189,404
*Air Arabia PJSC 1,534,692 1,203,352
*Ajman Bank PJSC 667,988 316,444
Aldar Properties PJSC 2,055,269 4,263,858
*Alpha Dhabi Holding PJSC 45,047 137,361
Amanat Holdings PJSC 624,569 188,748
*Apex Investment Co. PSC 382,641 410,456
*Aramex PJSC 123,959 77,285
Burjeel Holdings PLC 799,057 496,011
*Dana Gas PJSC 3,511,188 645,263
Deyaar Development PJSC 704,751 136,422

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Dubai Electricity & Water
Authority PJSC 1,592,633 $ 1,079,678
Dubai Financial Market PJSC 990,658 342,536
Dubai Investments PJSC 288,135 166,307
Dubai Islamic Bank PJSC 2,300,132 3,913,919
Emaar Development PJSC 641,756 1,621,425
Emaar Properties PJSC 5,442,986 12,877,634
Emirates Central Cooling
Systems Corp. 73,901 35,210
Emirates Integrated
Telecommunications Co. PJSC 19,121 38,888
Emirates NBD Bank PJSC 1,229,291 6,358,979
Emirates Telecommunications
Group Co. PJSC 1,916,105 9,244,046
*EMSTEEL Building Materials
PJSC 1,178,786 430,050
Fertiglobe PLC 893,749 659,423
First Abu Dhabi Bank PJSC 1,527,458 5,464,416
*Ghitha Holding PJSC 39,207 252,983
*Gulf Navigation Holding PJSC 195,359 317,531
*Manazel PJSC 710,822 64,251
*Palms Sports PrJSC 12,038 29,333
RAK Properties PJSC 938,193 303,961
Ras Al Khaimah Ceramics 89,781 61,109
Salik Co. PJSC 330,462 431,859
*Space42 PLC 66,872 38,233
Taaleem Holdings PJSC 15,013 16,963
*Union Properties PJSC 1,302,777 122,723
TOTAL UNITED ARAB
EMIRATES 63,747,056
TOTAL COMMON STOCKS 4,789,368,603
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
*Alpargatas SA 105,995 131,286
Banco ABC Brasil SA 46,247 167,132
ΩBanco BMG SA 45,300 31,459
Banco Bradesco SA 1,781,090 4,421,380
Banco do Estado do Rio
Grande do Sul SA, Class B 879,400 1,709,048
Banco Pan SA 38,400 56,385
Banco Pine SA 29,293 23,277
*Braskem SA, Preference A 1,600 4,854
Cia de Ferro Ligas da Bahia
FERBASA 84,048 109,765
Cia de Sanena Do Parana 167,524 160,325
Cia Energetica de Minas
Gerais 1,275,189 2,504,668
Cia Paranaense de Energia -
Copel, Class B 809,693 1,372,159
CTEEP-Cia de Transmissao
de Energia Eletrica Paulista 121,700 510,662
Energisa S/A 349 455
Eucatex SA Industria e
Comercio 100 248
Gerdau SA 153,440 485,070
Itau Unibanco Holding SA 1,786,701 10,808,943
Marcopolo SA 386,780 565,262
Petroleo Brasileiro SA 3,519,800 21,834,769
Shares Value †
BRAZIL — (Continued)
Raizen SA 933,259 $ 451,415
Randon SA Implementos e
Participacoes 128,500 237,521
Schulz SA 74,230 80,529
Taurus Armas SA 41,780 67,844
Unipar Carbocloro SA 2,783 21,490
Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 281,827 321,810
TOTAL BRAZIL 46,077,756
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 46,920 140,063
Sociedad Quimica y Minera de
Chile SA, Class B 1,348 51,878
TOTAL CHILE 191,941
COLOMBIA — (0.0%)
Bancolombia SA 21,777 174,788
Grupo Aval Acciones y Valores
SA 85,318 8,468
Grupo de Inversiones
Suramericana SA 785 4,134
TOTAL COLOMBIA 187,390
PHILIPPINES — (0.0%)
*Cebu Air, Inc. 7,265 4,813
TOTAL PHILIPPINES 4,813
TOTAL PREFERRED
STOCKS 46,461,900
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Pine SA 11/12/2024 780 17
*Banco Pine SA 11/12/2024 114 4
*Hidrovias do Brasil SA
11/19/2024 251,286 868
TOTAL BRAZIL 889
CHINA — (0.0%)
*Shougang Fushan Resources
Group, Ltd. 11/6/2024 73,133 1,824
TOTAL CHINA 1,824
INDIA — (0.0%)
*Geojit Financial Services, Ltd.
11/25/2024 4,353 3,991
*Hindware Home Innovation,
Ltd. 11/25/2024 932 910
TOTAL INDIA 4,901
KOREA, REPUBLIC OF — (0.0%)
*Ecopro HN Co., Ltd.
12/6/2024 1,298 4,750
TOTAL KOREA, REPUBLIC
OF 4,750
MALAYSIA — (0.0%)
*VS Industry BHD 9/5/2026 155,790 5,870
TOTAL MALAYSIA 5,870
TAIWAN — (0.0%)
*Apex International Co., Ltd.
11/4/2024 14,499 –

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
*Chateau International
Development Co., Ltd.
11/18/2024 977 $ 275
*Ching Feng Home Fashions
Co., Ltd. 11/4/2024 1,298 257
*Concord International
11/25/2024 7,336 629
*Fulltech Fiber Glass Corp.
11/13/2024 25,316 2,410
*Wafer Works Corp. 11/5/2024 13,892 1,149
TOTAL TAIWAN 4,720
THAILAND — (0.0%)
*Better World Green PCL
8/13/2025 308,666 457
*Jasmine International PCL
10/10/2031 1,005,289 –
Shares Value †
THAILAND — (Continued)
*Northeast Rubber PCL
5/15/2026 155,750 $ 3,508
*Thaifoods Group PCL
5/14/2027 7,650 184
*VGI PCL 12/31/2025 201,389 7,878
TOTAL THAILAND 12,027
TOTAL RIGHTS/WARRANTS 34,981
TOTAL INVESTMENT SECURITIES — (98.8%)
(Cost $4,202,224,859) 4,835,865,484
SECURITIES LENDING COLLATERAL — ( 1.2% )
@§The DFA Short Term
Investment Fund 4,867,757 56,300,483
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,258,525,342) $ 4,892,165,967
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $252,920,345 which represented 5.2% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 141,903,150 $ — $ — $ 141,903,150
Chile ................................ 15,321,108 — — 15,321,108
China ............................... 1,236,927,192 503,582 49,322 1,237,480,096
Colombia ............................ 2,561,067 12,445 — 2,573,512
Czechia ............................. 4,132,698 — — 4,132,698
Egypt ............................... 1,730,800 — — 1,730,800
Greece .............................. 17,886,776 — — 17,886,776
Hong Kong ........................... 298,777 — — 298,777
Hungary ............................. 7,305,209 — — 7,305,209
India ................................ 1,023,233,239 137,803 — 1,023,371,042
Indonesia ............................ 83,390,522 — 46 83,390,568
Korea, Republic of ..................... 489,202,417 46,559 99,417 489,348,393
Kuwait .............................. 32,709,883 — — 32,709,883
Malaysia ............................. 79,097,545 — — 79,097,545
Mexico .............................. 77,705,625 — — 77,705,625
Peru ................................ 4,268,604 — — 4,268,604
Philippines ........................... 24,809,878 — 160 24,810,038
Poland .............................. 39,344,577 — — 39,344,577
Qatar ............................... 33,033,953 — — 33,033,953
Russian Federation .................... — — 241 241
Saudi Arabia .......................... 183,471,877 — — 183,471,877
South Africa .......................... 140,032,556 — — 140,032,556
Taiwan .............................. 963,415,669 61,096 800 963,477,565
Thailand ............................. 83,088,436 — — 83,088,436
Turkey .............................. 39,838,518 — — 39,838,518

Dimensional Emerging Core Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
United Arab Emirates ................... $ 63,747,056 $ — $ — $ 63,747,056
Preferred Stocks
Brazil ............................... 46,077,756 — — 46,077,756
Chile ................................ 191,941 — — 191,941
Colombia ............................ 187,390 — — 187,390
Philippines ........................... 4,813 — — 4,813
Rights/Warrants
Brazil ............................... 889 — — 889
China ............................... — 1,824 — 1,824
India ................................ — 4,901 — 4,901
Korea, Republic of ..................... — 4,750 — 4,750
Malaysia ............................. 5,870 — — 5,870
Taiwan .............................. — 4,720 — 4,720
Thailand ............................. 4,149 7,878 — 12,027
Securities Lending Collateral ............... — 56,300,483 — 56,300,483
Total Investments ........................ $4,834,929,940 $57,086,041 $149,986> $4,892,165,967
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets High Profitability ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value †
COMMON STOCKS — (97.8%)
BRAZIL — (2.5%)
BB Seguridade Participacoes
SA 67,201 $ 397,837
JBS S/A 29,380 182,764
Klabin SA 104,302 375,856
Petroleo Brasileiro SA 266,987 1,801,514
Petroleo Brasileiro SA,
Sponsored ADR 15,647 193,553
PRIO SA 79,712 564,301
Raia Drogasil SA 125,435 527,417
Suzano SA 14,563 150,366
Suzano SA, Sponsored ADR 4,800 49,296
TIM SA, ADR 1,520 21,736
Vale SA, Sponsored ADR 40,221 430,365
Vibra Energia SA 120,223 463,343
TOTAL BRAZIL 5,158,348
CHILE — (0.3%)
Banco de Chile 1,533,677 178,663
Banco de Chile, Sponsored
ADR 2,479 57,513
#Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 9,274 356,029
TOTAL CHILE 592,205
CHINA — (26.3%)
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 3,600 8,248
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 1,000 2,576
Aier Eye Hospital Group Co.,
Ltd., Class A 59,116 120,175
#*Air China, Ltd., Class H 340,000 191,114
Aluminum Corp. of China, Ltd.,
Class H 812,000 517,004
Anhui Anke Biotechnology
Group Co., Ltd., Class A 16,400 21,053
Anhui Gujing Distillery Co.,
Ltd., Class A 2,900 76,655
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 1,800 2,384
Anhui Kouzi Distillery Co., Ltd.,
Class A 8,600 46,777
Anhui Yingjia Distillery Co.,
Ltd., Class A 7,200 60,789
Anker Innovations Technology
Co., Ltd., Class A 1,200 13,497
ANTA Sports Products, Ltd. 263,200 2,808,248
Apeloa Pharmaceutical Co.,
Ltd., Class A 11,700 26,493
Bank of Chengdu Co., Ltd.,
Class A 5,000 10,803
Beijing Dahao Technology
Corp., Ltd., Class A 1,200 2,505
Shares Value †
CHINA — (Continued)
*Beijing Jetsen Technology
Co., Ltd., Class A 45,300 $ 36,289
Beijing United Information
Technology Co., Ltd., Class A 11,100 41,237
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 4,900 13,494
*Bohai Leasing Co., Ltd.,
Class A 75,900 35,459
BTG Hotels Group Co., Ltd.,
Class A 14,800 28,841
BYD Co., Ltd. 70,500 2,551,798
BYD Electronic International
Co., Ltd. 78,500 338,258
Changchun High-Tech Industry
Group Co., Ltd., Class A 1,300 19,037
Cheng De Lolo Co., Ltd.,
Class A 500 610
Chifeng Jilong Gold Mining
Co., Ltd., Class A 20,200 53,845
China Coal Energy Co., Ltd.,
Class H 114,000 142,236
China Coal Xinji Energy Co.,
Ltd., Class A 28,900 32,923
#*China Eastern Airlines Corp.,
Ltd., Class H 308,000 89,139
China Hongqiao Group, Ltd. 462,000 745,200
China Kings Resources Group
Co., Ltd., Class A 6,595 24,223
China Merchants Bank Co.,
Ltd., Class H 11,000 53,766
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 7,400 9,188
China National Nuclear Power
Co., Ltd., Class A 73,400 103,594
China Petroleum & Chemical
Corp., Class H 316,000 178,030
China Resources Beer
Holdings Co., Ltd. 322,500 1,196,764
China Resources Gas Group,
Ltd. 11,600 44,837
China Shenhua Energy Co.,
Ltd., Class H 163,000 705,514
*China Southern Airlines Co.,
Ltd., Class H 368,000 160,465
ΩChina Tower Corp., Ltd.,
Class H 9,068,000 1,224,712
Chongqing Brewery Co., Ltd.,
Class A 5,500 44,785
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 19,080 32,229
Chongqing Taiji Industry Group
Co., Ltd. 3,700 13,341
Chongqing Zhifei Biological
Products Co., Ltd., Class A 14,300 56,936

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
Chow Tai Seng Jewellery Co.,
Ltd., Class A 14,300 $ 22,630
CMOC Group, Ltd., Class H 447,000 370,852
CNOOC Energy Technology &
Services, Ltd., Class A 6,400 3,915
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 1,200 1,423
COFCO Sugar Holding Co.,
Ltd., Class A 32,300 44,273
Contemporary Amperex
Technology Co., Ltd., Class A 26,348 909,262
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 14,928 30,347
ENN Natural Gas Co., Ltd.,
Class A 5,600 14,409
Eoptolink Technology, Inc.,
Ltd., Class A 200 3,652
Fibocom Wireless, Inc., Class
A 1,600 3,679
Focus Media Information
Technology Co., Ltd., Class A 86,800 87,678
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 5,272 32,374
ΩFuyao Glass Industry Group
Co., Ltd., Class H 114,800 814,368
Gansu Energy Chemical Co.,
Ltd., Class A 55,800 21,372
G-bits Network Technology
Xiamen Co., Ltd., Class A 1,000 28,606
Goneo Group Co., Ltd., Class
A 4,199 42,904
Great Wall Motor Co., Ltd. 305,000 484,899
Gree Electric Appliances, Inc.
of Zhuhai, Class A 21,800 133,041
Guangdong Haid Group Co.,
Ltd., Class A 9,200 56,611
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 16,600 25,036
*Guangdong TCL Smart Home
Appliances Co., Ltd. 4,800 7,886
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 3,500 7,292
Guanghui Energy Co., Ltd.,
Class A 75,100 80,601
H World Group, Ltd. 240,400 890,554
ΩHaidilao International
Holding, Ltd. 233,000 469,932
Haier Smart Home Co., Ltd.,
Class H 21,600 78,488
*Hainan Airlines Holding Co.,
Ltd., Class A 192,900 37,347
Hainan Strait Shipping Co.,
Ltd., Class A 30,300 25,080
Hangcha Group Co., Ltd.,
Class A 4,400 10,877
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 4,500 15,884
Shares Value †
CHINA — (Continued)
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 1,600 $ 4,602
Hefei Meiya Optoelectronic
Technology, Inc., Class A 10,400 22,761
Henan Lingrui Pharmaceutical
Co., Class A 2,500 7,523
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 26,300 66,010
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 21,800 76,094
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 15,400 32,192
Hengli Petrochemical Co., Ltd.,
Class A 48,400 93,298
Hithink RoyalFlush Information
Network Co., Ltd., Class A 4,300 123,688
HLA Group Corp., Ltd., Class
A 40,000 31,931
Hongfa Technology Co., Ltd.,
Class A 1,400 5,955
Huaibei Mining Holdings Co.,
Ltd., Class A 29,700 64,376
Huaming Power Equipment
Co., Ltd. 3,200 7,686
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 3,800 16,106
Hubei Yihua Chemical Industry
Co., Ltd., Class A 3,000 5,955
Huizhou Desay Sv Automotive
Co., Ltd., Class A 2,700 46,164
Hunan Jiudian Pharmaceutical
Co., Ltd. 1,700 5,545
Imeik Technology
Development Co., Ltd., Class
A 2,000 59,698
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 17,500 49,299
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 19,000 36,225
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 16,400 64,216
Inner Mongolia Yuan Xing
Energy Co., Ltd., Class A 47,000 44,443
JA Solar Technology Co., Ltd.,
Class A 9,300 25,208
Jafron Biomedical Co., Ltd.,
Class A 7,200 31,435
Jason Furniture Hangzhou
Co., Ltd., Class A 10,600 49,194
JCHX Mining Management
Co., Ltd., Class A 8,600 48,334
Ω*JD Logistics, Inc. 308,900 627,781
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 11,000 67,779
Jiangsu Pacific Quartz Co.,
Ltd., Class A 6,800 29,221

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
Jiangsu Shemar Electric Co.,
Ltd. 400 $ 1,313
Jiangsu ToLand Alloy Co.,
Ltd., Class A 300 1,039
Jiangsu Xinquan Automotive
Trim Co., Ltd. 1,800 12,690
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 4,100 46,241
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 5,300 25,214
Jiangzhong Pharmaceutical
Co., Ltd., Class A 1,400 4,135
Jiayou International Logistics
Co., Ltd., Class A 10,780 30,021
Jinduicheng Molybdenum Co.,
Ltd., Class A 44,600 67,139
Jingjin Equipment, Inc., Class
A 7,600 19,192
Jinneng Holding Shanxi Coal
Industry Co., Ltd., Class A 2,900 6,034
Jizhong Energy Resources
Co., Ltd., Class A 37,800 31,448
Juneyao Airlines Co., Ltd.,
Class A 26,700 47,760
*KingClean Electric Co., Ltd.,
Class A 1,000 3,475
Kingnet Network Co., Ltd.,
Class A 20,600 38,582
Ω*Kuaishou Technology,
Class W 480,600 2,837,459
Kunshan Huguang Auto
Harness Co., Ltd. 800 3,758
Kweichow Moutai Co., Ltd.,
Class A 6,300 1,350,348
Lao Feng Xiang Co., Ltd.,
Class A 4,800 33,098
Laobaixing Pharmacy Chain
JSC, Class A 6,720 15,150
LB Group Co., Ltd., Class A 9,100 24,053
Lenovo Group, Ltd. 1,694,000 2,244,315
Luxshare Precision Industry
Co., Ltd., Class A 44,900 265,954
Luzhou Laojiao Co., Ltd.,
Class A 10,200 193,916
Mango Excellent Media Co.,
Ltd., Class A 9,400 33,075
Meihua Holdings Group Co.,
Ltd., Class A 35,500 47,065
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 17,400 11,595
Midea Group Co., Ltd., Class A 25,700 257,510
*Muyuan Foods Co., Ltd.,
Class A 26,700 163,470
Nanjing Cosmos Chemical
Co., Ltd. 900 3,326
*Nanjing Tanker Corp. 65,300 31,057
NAURA Technology Group
Co., Ltd., Class A 600 33,028
NetEase, Inc. 23,900 380,585
Shares Value †
CHINA — (Continued)
Neway Valve Suzhou Co.,
Ltd., Class A 7,100 $ 22,063
Ningbo Boway Alloy Material
Co., Ltd. 13,000 35,948
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 1,000 3,112
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 15,700 28,854
*Ningbo Joyson Electronic
Corp., Class A 2,300 5,382
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 2,000 8,653
Ningbo Tuopu Group Co., Ltd.,
Class A 1,200 7,328
Ningxia Baofeng Energy Group
Co., Ltd., Class A 32,000 71,427
Ω#Nongfu Spring Co., Ltd.,
Class H 278,200 1,034,161
North Copper Co., Ltd., Class
A 12,100 15,465
*OFILM Group Co., Ltd., Class
A 35,000 86,618
Olympic Circuit Technology
Co., Ltd., Class A 8,800 36,544
Orient Overseas International,
Ltd. 2,500 33,990
*PDD Holdings, Inc.,
Sponsored ADR 44,558 5,373,249
PetroChina Co., Ltd., Class H 2,140,000 1,607,532
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 37,700 53,631
*Qinghai Salt Lake Industry
Co., Ltd., Class A 30,600 77,017
Range Intelligent Computing
Technology Group Co., Ltd. 1,800 8,104
Rongsheng Petrochemical
Co., Ltd., Class A 45,100 59,666
Sailun Group Co., Ltd., Class
A 23,500 47,838
Satellite Chemical Co., Ltd.,
Class A 24,570 65,184
SF Holding Co., Ltd., Class A 39,100 244,983
Shaanxi Coal Industry Co.,
Ltd., Class A 76,900 266,264
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 52,750 55,356
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 4,600 29,357
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 3,000 9,647
Shandong Sun Paper Industry
JSC, Ltd., Class A 13,600 24,823
Shandong Yulong Gold Co.,
Ltd. 2,800 4,910
*Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 12,400 36,707
Shanghai Baosight Software
Co., Ltd., Class A 10,120 38,164

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 300 $ 775
Shanghai Huafon Aluminium
Corp., Class A 10,800 24,743
Shanghai M&G Stationery,
Inc., Class A 12,900 52,484
Shanghai Zhonggu Logistics
Co., Ltd., Class A 7,200 8,344
Shanjin International Gold Co.,
Ltd., Class A 2,800 7,094
Shanxi Coal International
Energy Group Co., Ltd., Class
A 24,100 44,901
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 38,200 44,107
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 8,600 10,087
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 33,100 67,799
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 6,800 191,659
Sharetronic Data Technology
Co., Ltd. 200 2,057
Shede Spirits Co., Ltd., Class
A 2,700 24,004
Shennan Circuits Co., Ltd.,
Class A 400 5,896
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 400 4,892
*Shenzhen Everwin Precision
Technology Co., Ltd., Class A 4,200 10,577
Shenzhen Kinwong Electronic
Co., Ltd., Class A 2,800 10,154
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 6,800 254,338
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 4,500 43,246
Shenzhen SC New Energy
Technology Corp., Class A 600 6,276
Shenzhen Sunlord Electronics
Co., Ltd., Class A 1,700 7,057
Shenzhen Transsion Holdings
Co., Ltd., Class A 6,600 88,428
Shuangliang Eco-Energy
Systems Co., Ltd., Class A 5,200 5,260
*Sichuan Hongda Co., Ltd. 3,000 3,653
Sichuan Injet Electric Co., Ltd.,
Class A 100 706
Sichuan Swellfun Co., Ltd.,
Class A 5,200 30,363
Sinopharm Group Co., Ltd.,
Class H 28,400 70,649
Skshu Paint Co., Ltd., Class A 1,200 7,509
Spring Airlines Co., Ltd., Class
A 6,200 47,780
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 5,200 4,676
Shares Value †
CHINA — (Continued)
STO Express Co., Ltd., Class
A 13,600 $ 20,702
Sumec Corp., Ltd., Class A 10,000 12,655
Sunflower Pharmaceutical
Group Co., Ltd., Class A 7,700 21,249
Sungrow Power Supply Co.,
Ltd., Class A 12,760 162,224
Sunresin New Materials Co.,
Ltd., Class A 6,200 42,535
Suofeiya Home Collection Co.,
Ltd., Class A 2,900 7,885
*Suzhou Secote Precision
Electronic Co., Ltd., Class A 700 6,972
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 2,700 48,599
TBEA Co., Ltd., Class A 16,010 31,715
Tencent Holdings, Ltd. 212,300 11,048,644
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 400 2,117
Tingyi Cayman Islands Holding
Corp. 270,000 394,526
TongFu Microelectronics Co.,
Ltd., Class A 25,200 95,527
Tongwei Co., Ltd., Class A 36,200 156,169
*TPV Technology Co., Ltd.,
Class A 6,000 2,399
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 2,939 27,618
Vipshop Holdings, Ltd.,
Sponsored ADR 20,820 300,641
*Wanda Film Holding Co., Ltd.,
Class A 5,000 8,460
Wanhua Chemical Group Co.,
Ltd., Class A 23,800 251,261
Want Want China Holdings,
Ltd. 941,000 585,825
Wens Foodstuffs Group Co.,
Ltd., Class A 700 1,831
Western Mining Co., Ltd.,
Class A 38,200 94,805
Willfar Information Technology
Co., Ltd. 572 3,178
Wuliangye Yibin Co., Ltd.,
Class A 25,900 533,527
Ω#WuXi AppTec Co., Ltd.,
Class H 8,800 58,520
Wuxi Autowell Technology
Co., Ltd., Class A 3,259 24,690
Xiamen Amoytop Biotech Co.,
Ltd. 3,329 36,116
Xiamen Faratronic Co., Ltd.,
Class A 2,100 33,410
Xinfengming Group Co., Ltd.,
Class A 5,400 8,523
Xinxiang Richful Lube Additive
Co., Ltd., Class A 600 3,628
Yangling Metron New Material,
Inc., Class A 200 712

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
Yankershop Food Co., Ltd.,
Class A 2,500 $ 17,565
Yankuang Energy Group Co.,
Ltd., Class H 687,800 895,315
Yealink Network Technology
Corp., Ltd., Class A 5,100 27,833
Yifeng Pharmacy Chain Co.,
Ltd., Class A 16,576 55,185
Yixintang Pharmaceutical
Group Co., Ltd., Class A 600 1,130
Yizumi Holdings Co., Ltd.,
Class A 1,600 5,235
YongXing Special Materials
Technology Co., Ltd., Class A 7,490 40,624
YTO Express Group Co., Ltd.,
Class A 7,200 16,566
Yunda Holding Co., Ltd., Class
A 36,200 42,305
Yunnan Aluminium Co., Ltd.,
Class A 17,500 34,961
Yunnan Copper Co., Ltd.,
Class A 17,100 31,475
Yunnan Tin Co., Ltd., Class A 11,300 24,255
Yunnan Yuntianhua Co., Ltd.,
Class A 25,000 80,740
Zangge Mining Co., Ltd., Class
A 12,500 50,383
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 1,100 36,166
Zhejiang Cfmoto Power Co.,
Ltd., Class A 200 4,428
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 15,100 23,557
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 27,700 21,180
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 14,500 37,573
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 19,700 99,497
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 3,300 10,454
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 2,600 5,946
Zhejiang NHU Co., Ltd., Class
A 5,200 16,517
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 2,100 6,446
Zhejiang Supor Co., Ltd.,
Class A 4,600 33,759
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 2,200 6,386
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 6,600 18,973
Shares Value †
CHINA — (Continued)
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 4,500 $ 8,397
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 16,900 35,304
Zhongji Innolight Co., Ltd.,
Class A 800 16,052
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 1,300 3,852
Zhuzhou Kibing Group Co.,
Ltd., Class A 10,100 10,004
Zijin Mining Group Co., Ltd.,
Class H 1,020,000 2,175,293
TOTAL CHINA 55,037,617
COLOMBIA — (0.1%)
Bancolombia SA 8,807 75,437
Bancolombia SA, Sponsored
ADR 3,317 105,846
TOTAL COLOMBIA 181,283
CZECHIA — (0.2%)
CEZ AS 6,753 261,262
ΩMoneta Money Bank AS 3,043 15,140
Philip Morris CR AS 70 48,759
TOTAL CZECHIA 325,161
GREECE — (0.4%)
Hellenic Telecommunications
Organization SA 11,369 187,239
Metlen Energy & Metals SA 5,871 204,345
Motor Oil Hellas Corinth
Refineries SA 11,189 238,573
OPAP SA 9,802 166,859
Titan Cement International SA 461 16,416
TOTAL GREECE 813,432
HUNGARY — (0.3%)
MOL Hungarian Oil & Gas PLC 30,776 213,090
OTP Bank Nyrt 8,452 419,804
Richter Gedeon Nyrt 1,747 50,354
TOTAL HUNGARY 683,248
INDIA — (19.3%)
3M India, Ltd. 24 10,289
*Adani Energy Solutions, Ltd. 5,497 63,817
*Adani Green Energy, Ltd. 7,211 137,066
*Adani Power, Ltd. 22,176 156,312
Adani Total Gas, Ltd. 758 6,476
*Aditya Birla Capital, Ltd. 19,385 46,852
*Ajanta Pharma, Ltd. 818 29,814
*Apar Industries, Ltd. 1,093 130,796
*APL Apollo Tubes, Ltd. 11,982 216,659
*Apollo Hospitals Enterprise,
Ltd. 7,518 627,887
Ashok Leyland, Ltd. 174,898 433,011
Asian Paints, Ltd. 22,809 796,316
*Astral, Ltd. 9,338 196,602
Axis Bank, Ltd. 45,446 626,701
*Bajaj Auto, Ltd. 604 70,655
Berger Paints India, Ltd. 18,168 115,983

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
INDIA — (Continued)
Bharat Electronics, Ltd. 388,039 $ 1,314,749
Bharat Forge, Ltd. 24,688 414,025
Bharti Airtel, Ltd. 147,035 2,819,827
Britannia Industries, Ltd. 9,278 631,901
CG Power & Industrial
Solutions, Ltd. 51,893 434,714
Coforge, Ltd. 4,546 412,186
Colgate-Palmolive India, Ltd. 11,551 420,698
Coromandel International, Ltd. 554 10,994
CRISIL, Ltd. 72 4,688
Divi's Laboratories, Ltd. 2,856 200,043
Dixon Technologies India, Ltd. 1,784 298,335
*Dr. Reddy's Laboratories, Ltd. 20,160 305,494
Dr. Reddy's Laboratories, Ltd.,
Sponsored ADR 3,285 242,761
Emami, Ltd. 2,271 18,996
GlaxoSmithKline
Pharmaceuticals, Ltd. 1,660 53,544
Gujarat Fluorochemicals, Ltd. 1,415 72,496
*Havells India, Ltd. 4,300 83,784
HCL Technologies, Ltd. 62,407 1,310,724
ΩHDFC Asset Management
Co., Ltd. 8,916 455,888
Hero MotoCorp, Ltd. 2,414 143,243
*Hindalco Industries, Ltd. 113,763 928,179
Hindustan Aeronautics, Ltd. 17,576 887,660
Hindustan Unilever, Ltd. 6,411 192,762
Hitachi Energy India, Ltd. 180 29,582
Indian Railway Catering &
Tourism Corp., Ltd. 20,855 203,698
*Indus Towers, Ltd. 119,977 485,908
Infosys, Ltd. 179,538 3,752,018
#Infosys, Ltd., Sponsored ADR 31,416 656,908
Ω*InterGlobe Aviation, Ltd. 8,789 423,582
ITC, Ltd. 165,244 960,576
Jindal Stainless, Ltd. 4,114 33,040
*Jindal Steel & Power, Ltd. 51,961 568,822
JK Cement, Ltd. 365 18,762
JSW Steel, Ltd. 71,895 823,935
*Jubilant Foodworks, Ltd. 13,326 91,285
KPIT Technologies, Ltd. 13,019 215,716
ΩL&T Technology Services,
Ltd. 2,591 152,399
Lloyds Metals & Energy, Ltd. 629 7,277
ΩLTIMindtree, Ltd. 6,615 449,268
*Mahindra & Mahindra, Ltd. 31,390 1,018,587
Marico, Ltd. 33,266 253,195
Mphasis, Ltd. 5,591 191,465
Nestle India, Ltd. 30,294 815,280
ΩNippon Life India Asset
Management, Ltd. 1,604 13,509
NMDC, Ltd. 6,738 17,779
Oracle Financial Services
Software, Ltd. 1,914 247,802
*Page Industries, Ltd. 357 183,258
Persistent Systems, Ltd. 10,165 649,470
Petronet LNG, Ltd. 40,301 159,601
Pidilite Industries, Ltd. 8,605 321,932
Polycab India, Ltd. 3,686 284,074
Shares Value †
INDIA — (Continued)
Prestige Estates Projects, Ltd. 538 $ 10,470
Procter & Gamble Hygiene &
Health Care, Ltd. 493 94,358
Samvardhana Motherson
International, Ltd. 65,212 140,333
Schaeffler India, Ltd. 2,069 84,543
Solar Industries India, Ltd. 2,364 287,606
ΩSona Blw Precision Forgings,
Ltd. 3,224 26,291
SRF, Ltd. 3,985 106,307
Steel Authority of India, Ltd. 33,286 45,820
Supreme Industries, Ltd. 1,226 62,619
*Suzlon Energy, Ltd. 515,528 410,467
Tata Communications, Ltd. 10,086 212,866
Tata Consultancy Services,
Ltd. 48,585 2,292,969
Tata Elxsi, Ltd. 2,237 186,807
Tata Motors, Ltd. 204,884 2,032,241
Tata Steel, Ltd. 194,237 343,170
Tech Mahindra, Ltd. 21,632 413,841
Titan Co., Ltd. 24,284 943,520
Torrent Pharmaceuticals, Ltd. 10,060 383,162
Trent, Ltd. 7,052 597,828
Tube Investments of India, Ltd. 13,408 714,671
TVS Motor Co., Ltd. 23,562 698,765
United Spirits, Ltd. 20,980 361,559
UNO Minda, Ltd. 2,854 33,374
*Varun Beverages, Ltd. 106,965 760,390
Vedanta, Ltd. 143,872 793,992
TOTAL INDIA 40,389,624
INDONESIA — (1.7%)
Adaro Energy Indonesia TBK
PT 391,400 90,275
*Adaro Minerals Indonesia
TBK PT 1,212,100 108,120
Bank Central Asia TBK PT 1,805,200 1,178,930
Bank Mandiri Persero TBK PT 2,443,300 1,043,014
Cisarua Mountain Dairy TBK
PT 136,100 49,428
Indofood CBP Sukses Makmur
TBK PT 7,600 5,968
Mayora Indah TBK PT 537,700 89,074
Sarana Menara Nusantara
TBK PT 1,843,500 93,966
Sumber Alfaria Trijaya TBK PT 1,924,700 407,136
Tower Bersama Infrastructure
TBK PT 309,000 37,407
Unilever Indonesia TBK PT 733,300 91,809
United Tractors TBK PT 212,300 371,305
TOTAL INDONESIA 3,566,432
KOREA, REPUBLIC OF — (10.1%)
BGF Retail Co., Ltd. 51 4,276
Celltrion, Inc. 1,952 258,145
Cheil Worldwide, Inc. 2,303 30,774
CJ CheilJedang Corp. 824 163,904
CJ Corp. 1,101 82,016
CJ Logistics Corp. 385 24,495
Classys, Inc. 641 23,550

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Coway Co., Ltd. 5,065 $ 231,228
CS Wind Corp. 820 34,761
Daewoong Pharmaceutical
Co., Ltd. 22 2,535
DB HiTek Co., Ltd. 2,046 57,821
DB Insurance Co., Ltd. 3,945 312,455
Dongjin Semichem Co., Ltd. 2,752 53,943
Doosan Bobcat, Inc. 5,127 139,321
Doosan Co., Ltd. 34 4,940
*Doosan Enerbility Co., Ltd. 15,482 224,938
Douzone Bizon Co., Ltd. 596 25,654
F&F Co., Ltd. 8 362
GS Holdings Corp. 4,071 121,540
GS Retail Co., Ltd. 3,243 50,760
Hana Financial Group, Inc. 20,271 879,879
Hanmi Pharm Co., Ltd. 330 76,641
Hanmi Semiconductor Co.,
Ltd. 2,724 181,600
Hanon Systems 7,398 21,283
Hanwha Aerospace Co., Ltd. 1,686 449,600
*Hanwha Industrial Solutions
Co., Ltd. 1,867 57,228
Hanwha Life Insurance Co.,
Ltd. 29,269 62,780
HD Hyundai Electric Co., Ltd. 1,324 314,210
Hotel Shilla Co., Ltd. 1,165 37,652
*Hugel, Inc. 317 62,711
Hyosung Heavy Industries
Corp. 284 82,525
Hyundai Autoever Corp. 31 3,035
Hyundai Glovis Co., Ltd. 3,550 314,098
Hyundai Marine & Fire
Insurance Co., Ltd. 5,045 110,953
Hyundai Motor Co. 7,401 1,153,054
Hyundai Rotem Co., Ltd. 569 25,729
Industrial Bank of Korea 14,493 148,081
IsuPetasys Co., Ltd. 2,824 74,488
JB Financial Group Co., Ltd. 10,866 141,022
JYP Entertainment Corp. 2,049 72,532
KB Financial Group, Inc. 1,032 67,529
KEPCO Plant Service &
Engineering Co., Ltd. 319 10,367
KIWOOM Securities Co., Ltd. 1,258 122,700
Korea Aerospace Industries,
Ltd. 4,801 203,521
Korean Air Lines Co., Ltd. 17,849 309,124
*Krafton, Inc. 1,219 292,383
KT&G Corp. 3,003 238,717
Kumho Petrochemical Co., Ltd. 157 16,223
LEENO Industrial, Inc. 505 66,821
*LG Display Co., Ltd. 26,441 203,864
LG Electronics, Inc. 12,034 780,466
LG H&H Co., Ltd. 147 35,312
LG Innotek Co., Ltd. 1,157 148,901
LG Uplus Corp. 22,128 160,508
LIG Nex1 Co., Ltd. 689 123,820
LS Corp. 79 5,988
LS Electric Co., Ltd. 998 105,802
Meritz Financial Group, Inc. 8,705 647,829
Shares Value †
KOREA, REPUBLIC OF — (Continued)
NH Investment & Securities
Co., Ltd. 802 $ 7,770
Orion Corp. 1,716 124,099
Ottogi Corp. 64 19,548
PharmaResearch Co., Ltd. 148 24,184
Poongsan Corp. 135 6,789
Posco DX Co., Ltd. 2,245 44,412
Posco International Corp. 3,470 131,508
S-1 Corp. 873 40,866
Ω*Samsung Biologics Co., Ltd. 477 346,343
*Samsung E&A Co., Ltd. 14,406 186,443
Samsung Electro-Mechanics
Co., Ltd. 4,461 382,741
Samsung Electronics Co., Ltd.,
Registered, GDR 4,167 4,412,853
Samsung Fire & Marine
Insurance Co., Ltd. 2,794 681,291
Samsung SDI Co., Ltd. 596 141,226
Samsung SDS Co., Ltd. 618 64,084
Samyang Foods Co., Ltd. 194 73,101
*Silicon2 Co., Ltd. 192 5,315
SK Hynix, Inc. 28,512 3,849,120
S-Oil Corp. 3,787 157,243
Soulbrain Co., Ltd. 307 45,383
Woori Financial Group, Inc. 60,192 673,016
#Woori Financial Group, Inc.,
ADR 1,551 52,207
TOTAL KOREA, REPUBLIC
OF 21,125,936
KUWAIT — (0.7%)
Kuwait Finance House KSCP 480,261 1,129,013
Kuwait Telecommunications
Co. 17,176 31,473
Mobile Telecommunications
Co. KSCP 261,213 388,370
TOTAL KUWAIT 1,548,856
MALAYSIA — (1.5%)
Axiata Group BHD 292,800 151,114
Bursa Malaysia BHD 47,400 97,744
CELCOMDIGI BHD 162,900 126,853
CIMB Group Holdings BHD 52,300 95,428
Fraser & Neave Holdings BHD 12,100 85,383
Genting Malaysia BHD 230,000 118,177
Hartalega Holdings BHD 183,500 133,257
#Heineken Malaysia BHD 11,600 60,133
Inari Amertron BHD 243,800 160,344
IOI Corp. BHD 23,700 20,404
KPJ Healthcare BHD 120,700 57,607
#Kuala Lumpur Kepong BHD 18,403 89,935
Malaysia Airports Holdings
BHD 104,800 242,674
Maxis BHD 194,700 160,953
ΩMR DIY Group M BHD 233,800 116,927
My EG Services BHD 616,571 117,569
Nestle Malaysia BHD 4,700 107,309
Petronas Dagangan BHD 21,500 88,278
Press Metal Aluminium
Holdings BHD 152,000 164,878

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
MALAYSIA — (Continued)
Public Bank BHD 159,800 $ 161,296
QL Resources BHD 151,250 165,791
Scientex BHD 64,300 65,489
SD Guthrie BHD 107,100 112,505
Sime Darby BHD 162,700 86,199
TIME dotCom BHD 24,100 26,802
United Plantations BHD 15,800 96,914
ViTrox Corp. BHD 29,000 21,523
Westports Holdings BHD 43,800 42,110
Yinson Holdings BHD 120,864 74,522
YTL Corp. BHD 378,000 171,779
TOTAL MALAYSIA 3,219,897
MEXICO — (1.6%)
America Movil SAB de CV,
ADR 25,050 394,287
America Movil SAB de CV,
Class B 542,871 428,368
Gruma SAB de CV, Class B 25,915 447,059
Grupo Aeroportuario del
Centro Norte SAB de CV 15,419 128,987
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 4,317 74,757
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 2,901 505,035
#Grupo Bimbo SAB de CV,
Class A 21,414 66,435
Grupo Comercial Chedraui SA
de CV 14,600 92,259
Grupo Mexico SAB de CV,
Class B 10,900 56,954
Kimberly-Clark de Mexico SAB
de CV, Class A 109,853 157,520
*Vista Energy SAB de CV 20 998
*Vista Energy SAB de CV,
Sponsored ADR 10,105 503,835
Wal-Mart de Mexico SAB de
CV 204,651 561,983
TOTAL MEXICO 3,418,477
PHILIPPINES — (0.6%)
Bank of the Philippine Islands 1,067 2,630
BDO Unibank, Inc. 98,174 258,148
DMCI Holdings, Inc. 370,100 71,332
Globe Telecom, Inc. 3,572 131,914
International Container
Terminal Services, Inc. 51,390 350,206
Jollibee Foods Corp. 49,650 226,591
PLDT, Inc. 6,820 167,830
PLDT, Inc., Sponsored ADR 2,864 68,793
San Miguel Corp. 8,080 12,347
Semirara Mining & Power
Corp. 7,700 4,306
TOTAL PHILIPPINES 1,294,097
POLAND — (1.1%)
Alior Bank SA 9,399 204,948
Bank Handlowy w Warszawie
SA 2,653 59,438
*Bank Millennium SA 64,233 133,091
Shares Value †
POLAND — (Continued)
Bank Polska Kasa Opieki SA 325 $ 11,368
Budimex SA 1,122 140,243
*CCC SA 1,794 78,953
Ω*Dino Polska SA 3,745 309,919
Grupa Kety SA 407 69,099
ING Bank Slaski SA 2,818 174,710
Inter Cars SA 311 36,545
KGHM Polska Miedz SA 1,079 40,232
LPP SA 99 358,388
*mBank SA 858 120,260
ORLEN SA 28,407 369,173
*Pepco Group NV 2,494 10,662
Powszechny Zaklad
Ubezpieczen SA 10,375 102,761
TOTAL POLAND 2,219,790
QATAR — (0.7%)
Ooredoo QPSC 102,563 322,252
Qatar Gas Transport Co., Ltd. 30,869 36,287
Qatar National Bank QPSC 227,942 1,086,183
TOTAL QATAR 1,444,722
SAUDI ARABIA — (3.4%)
Al Rajhi Bank 10,762 252,165
*Al Rajhi Co. for Co-operative
Insurance 322 15,364
Aldrees Petroleum and
Transport Services Co. 1,634 60,214
Almarai Co. JSC 32,123 471,278
Arabian Internet &
Communications Services Co. 2,336 158,732
Astra Industrial Group 2,590 122,752
Bupa Arabia for Cooperative
Insurance Co. 7,196 385,886
Co. for Cooperative Insurance
(The) 6,166 230,505
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 8,446 643,620
Etihad Etisalat Co. 55,931 771,421
Jarir Marketing Co. 53,487 188,558
Mouwasat Medical Services
Co. 8,269 207,182
Nahdi Medical Co. 3,153 103,597
Riyadh Cables Group Co. 583 15,865
SABIC Agri-Nutrients Co. 2,955 89,538
*Saudi Arabian Mining Co. 2,648 39,766
ΩSaudi Arabian Oil Co. 210,513 1,513,393
Saudi Aramco Base Oil Co. 6,000 187,235
*Saudi Research & Media
Group 3,008 239,634
Saudi Telecom Co. 132,714 1,489,442
*Savola Group (The) 3,393 23,308
TOTAL SAUDI ARABIA 7,209,455
SOUTH AFRICA — (3.2%)
Bid Corp., Ltd. 14,110 332,918
Bidvest Group, Ltd. (The) 36,604 587,258
Capitec Bank Holdings, Ltd. 2,602 466,648
Clicks Group, Ltd. 23,288 495,713
FirstRand, Ltd. 22,330 97,378
Gold Fields, Ltd. 24 394

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
#Gold Fields, Ltd., Sponsored
ADR 63,123 $ 1,040,267
Harmony Gold Mining Co., Ltd. 56,244 600,487
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 19,982 216,605
Kumba Iron Ore, Ltd. 8,855 166,282
Mr Price Group, Ltd. 27,104 392,210
MTN Group, Ltd. 128,960 638,454
OUTsurance Group, Ltd. 61,289 208,168
Shoprite Holdings, Ltd. 48,606 833,395
Vodacom Group, Ltd. 39,310 244,576
Woolworths Holdings, Ltd. 109,802 404,305
TOTAL SOUTH AFRICA 6,725,058
TAIWAN — (19.9%)
Accton Technology Corp. 58,000 999,251
Advantech Co., Ltd. 11,000 109,863
Airtac International Group 2,000 55,805
ASE Technology Holding Co.,
Ltd. 487,000 2,386,361
Asia Vital Components Co.,
Ltd. 32,000 637,203
ASPEED Technology, Inc. 4,000 524,345
Bora Pharmaceuticals Co., Ltd. 6,195 139,987
Cheng Shin Rubber Industry
Co., Ltd. 27,000 39,059
Chicony Electronics Co., Ltd. 46,000 234,738
#China Airlines, Ltd. 527,000 371,729
Chroma ATE, Inc. 4,000 51,873
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 74,000 368,383
Compeq Manufacturing Co.,
Ltd. 153,000 295,590
Delta Electronics, Inc. 12,000 151,311
Eclat Textile Co., Ltd. 5,000 84,738
#Elite Material Co., Ltd. 27,000 353,511
eMemory Technology, Inc. 8,000 796,504
#Eva Airways Corp. 513,000 598,020
Far EasTone
Telecommunications Co., Ltd. 283,000 786,111
Feng TAY Enterprise Co., Ltd. 37,800 166,938
Formosa Sumco Technology
Corp. 5,000 18,649
#Fortune Electric Co., Ltd. 14,100 241,161
Getac Holdings Corp. 10,000 34,800
Giant Manufacturing Co., Ltd. 1,036 5,885
Gigabyte Technology Co., Ltd. 18,000 146,910
Global Unichip Corp. 8,000 308,364
Globalwafers Co., Ltd. 18,000 238,202
Gold Circuit Electronics, Ltd. 47,000 276,514
International Games System
Co., Ltd. 36,000 1,162,921
Jentech Precision Industrial
Co., Ltd. 2,000 92,072
Jinan Acetate Chemical Co.,
Ltd. 8,047 213,733
King Yuan Electronics Co., Ltd. 203,000 795,147
#Lotus Pharmaceutical Co.,
Ltd. 21,000 164,841
Shares Value †
TAIWAN — (Continued)
Makalot Industrial Co., Ltd. 18,320 $ 198,696
MediaTek, Inc. 56,000 2,254,682
Micro-Star International Co.,
Ltd. 22,000 122,222
momo.com, Inc. 6,300 73,834
Nien Made Enterprise Co., Ltd. 11,000 165,137
#Novatek Microelectronics
Corp. 88,000 1,381,523
Parade Technologies, Ltd. 1,000 22,347
Powertech Technology, Inc. 111,000 438,249
President Chain Store Corp. 66,000 607,678
Quanta Computer, Inc. 45,000 426,264
Realtek Semiconductor Corp. 60,000 896,067
Sanyang Motor Co., Ltd. 21,000 45,815
Sinbon Electronics Co., Ltd. 2,000 16,542
Sino-American Silicon
Products, Inc. 65,000 319,522
TA Chen Stainless Pipe 52,596 53,269
Taiwan Mobile Co., Ltd. 268,000 949,376
Taiwan Semiconductor
Manufacturing Co., Ltd. 492,000 15,816,479
Tong Yang Industry Co., Ltd. 12,000 40,075
Tripod Technology Corp. 19,000 114,451
Unimicron Technology Corp. 150,000 756,086
Uni-President Enterprises
Corp. 338,000 946,273
United Integrated Services
Co., Ltd. 23,000 242,634
United Microelectronics Corp. 477,000 716,840
#United Microelectronics
Corp., Sponsored ADR 49,918 341,439
#Vanguard International
Semiconductor Corp. 148,445 447,096
Voltronic Power Technology
Corp. 9,000 598,315
*Winbond Electronics Corp. 1,889 1,135
Wistron Corp. 50,000 173,221
Wiwynn Corp. 11,000 654,026
XinTec, Inc. 3,000 19,991
Yungshin Construction &
Development Co., Ltd. 3,000 19,850
TOTAL TAIWAN 41,709,653
THAILAND — (1.7%)
Advanced Info Service PCL 38,600 314,565
Advanced Info Service PCL,
Class F 25,900 211,069
Bangchak Corp. PCL 115,800 117,533
Bangchak Corp. PCL, Class F 26,300 26,694
Bangkok Dusit Medical
Services PCL 134,500 109,609
Bumrungrad Hospital PCL 26,400 212,796
Bumrungrad Hospital PCL,
Class F 36,400 293,400
Carabao Group PCL 19,400 45,848
Central Retail Corp. PCL,
Class F 248,300 235,460
Central Retail Corp. PCL,
Class R 15,000 14,224
Com7 PCL - NVDR 17,500 14,521

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
THAILAND — (Continued)
Com7 PCL, Class F 98,300 $ 81,565
Delta Electronics Thailand PCL 121,100 495,238
Delta Electronics Thailand PCL 5,100 20,856
Home Product Center PCL 606,700 171,699
Home Product Center PCL 93,800 26,546
#*Jasmine Technology
Solution PCL 8,400 17,798
*Jasmine Technology Solution
PCL 2,900 6,145
Krungthai Card PCL 28,400 40,187
Minor International PCL 190,500 151,011
Minor International PCL, Class
F 279,409 221,490
Osotspa PCL 46,300 28,402
PTT Exploration & Production
PCL 60,800 227,921
PTT Exploration & Production
PCL, Class F 37,000 138,702
PTT PCL 63,700 63,238
SISB PCL, Class R 3,600 3,681
#Thai Oil PCL 12,300 14,944
TOA Paint Thailand PCL 10,100 5,387
*True Corp. PCL, Class R 700,226 255,231
TOTAL THAILAND 3,565,760
TURKEY — (0.8%)
Akbank TAS 165,642 244,428
*Anadolu Anonim Turk Sigorta
Sirketi 3,132 7,860
*Banvit Bandirma Vitaminli
Yem Sanayii AS 19 206
BIM Birlesik Magazalar AS 20,299 276,157
Celebi Hava Servisi AS 35 1,846
Coca-Cola Icecek AS 42,603 63,239
Dogus Otomotiv Servis ve
Ticaret AS 6,695 41,060
Ford Otomotiv Sanayi AS 2,995 85,465
Is Yatirim Menkul Degerler AS 33,207 31,125
KOC Holding AS 20,809 102,558
ΩMavi Giyim Sanayi Ve
Ticaret AS, Class B 6,780 15,067
Migros Ticaret AS 2,790 33,095
Ω*MLP Saglik Hizmetleri AS 635 6,426
Otokar Otomotiv Ve Savunma
Sanayi A.S. 100 1,210
*Pegasus Hava Tasimaciligi
AS 3,361 22,700
*Sasa Polyester Sanayi AS 15 2
Tofas Turk Otomobil Fabrikasi
AS 12,452 68,269
*Turk Telekomunikasyon AS 40,219 55,408
Turk Traktor ve Ziraat
Makineleri AS 2,043 43,006
Shares Value †
TURKEY — (Continued)
Turkcell Iletisim Hizmetleri AS 58,098 $ 143,592
Turkiye Garanti Bankasi AS 12,111 37,756
Turkiye Is Bankasi AS 31,521 10,810
Turkiye Petrol Rafinerileri AS 58,552 246,910
Turkiye Sigorta AS 58,387 21,999
*Ulker Biskuvi Sanayi AS 7,552 27,662
Yapi ve Kredi Bankasi AS 163,857 116,978
TOTAL TURKEY 1,704,834
UNITED ARAB EMIRATES — (1.4%)
Abu Dhabi Islamic Bank PJSC 87,124 298,874
Abu Dhabi National Oil Co. for
Distribution PJSC 238,949 234,850
ADNOC Drilling Co. PJSC 271,931 375,358
Emaar Development PJSC 10,470 26,453
Emirates Integrated
Telecommunications Co. PJSC 90,581 184,220
Emirates NBD Bank PJSC 139,808 723,210
Emirates Telecommunications
Group Co. PJSC 154,938 747,482
Fertiglobe PLC 75,932 56,024
Salik Co. PJSC 186,991 244,366
TOTAL UNITED ARAB
EMIRATES 2,890,837
TOTAL COMMON STOCKS 204,824,722
PREFERRED STOCKS — (1.0%)
BRAZIL — (0.9%)
Petroleo Brasileiro SA 279,974 1,736,794
Raizen SA 95,700 46,290
TOTAL BRAZIL 1,783,084
CHILE — (0.1%)
Embotelladora Andina SA,
Class B 41,239 123,104
Sociedad Quimica y Minera de
Chile SA, Class B 1,141 43,912
TOTAL CHILE 167,016
COLOMBIA — (0.0%)
Bancolombia SA 6,474 51,962
TOTAL COLOMBIA 51,962
TOTAL PREFERRED
STOCKS 2,002,062
TOTAL INVESTMENT SECURITIES — (98.8%)
(Cost $165,408,892) 206,826,784
SECURITIES LENDING COLLATERAL — ( 1.2% )
@§The DFA Short Term
Investment Fund 220,815 2,553,942
TOTAL INVESTMENTS — ( 100.0% )
(Cost $167,962,834) $ 209,380,726
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $10,911,085 which represented 5.3% of the net assets of the Fund.

Dimensional Emerging Markets High Profitability ETF
continued
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 5,158,348 $ — $ — $ 5,158,348
Chile ................................ 592,205 — — 592,205
China ............................... 55,037,617 — — 55,037,617
Colombia ............................ 181,283 — — 181,283
Czechia ............................. 325,161 — — 325,161
Greece .............................. 813,432 — — 813,432
Hungary ............................. 683,248 — — 683,248
India ................................ 40,389,624 — — 40,389,624
Indonesia ............................ 3,566,432 — — 3,566,432
Korea, Republic of ..................... 21,125,936 — — 21,125,936
Kuwait .............................. 1,548,856 — — 1,548,856
Malaysia ............................. 3,219,897 — — 3,219,897
Mexico .............................. 3,418,477 — — 3,418,477
Philippines ........................... 1,294,097 — — 1,294,097
Poland .............................. 2,219,790 — — 2,219,790
Qatar ............................... 1,444,722 — — 1,444,722
Saudi Arabia .......................... 7,209,455 — — 7,209,455
South Africa .......................... 6,725,058 — — 6,725,058
Taiwan .............................. 41,709,653 — — 41,709,653
Thailand ............................. 1,672,645 1,893,115 — 3,565,760
Turkey .............................. 1,704,834 — — 1,704,834
United Arab Emirates ................... 2,890,837 — — 2,890,837
Preferred Stocks
Brazil ............................... 1,783,084 — — 1,783,084
Chile ................................ 167,016 — — 167,016
Colombia ............................ 51,962 — — 51,962
Securities Lending Collateral ............... — 2,553,942 — 2,553,942
Total Investments ........................ $204,933,669 $4,447,057 $— $209,380,726
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets Value ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value †
COMMON STOCKS — (98.4%)
BRAZIL — (2.8%)
Allied Tecnologia SA 10,945 $ 14,351
Anima Holding SA 113,000 49,778
*Atacadao SA 118,662 153,535
*Azzas 2154 SA 3,781 26,936
Banco Bradesco SA 191,129 420,641
Banco Bradesco SA,
Sponsored ADR 212,465 524,788
Banco do Brasil SA 368,200 1,674,749
Banco Santander Brasil SA 75,267 353,662
Banco Santander Brasil SA,
Sponsored ADR 600 2,838
Bemobi Mobile Tech SA 13,700 36,494
*Brava Energia 23,536 69,037
*BRF SA 156,429 708,812
*C&A MODAS SA 45,700 102,867
Camil Alimentos SA 27,200 37,120
*Cia Brasileira de Aluminio 58,296 58,611
Cia Siderurgica Nacional SA 198,934 404,483
Cosan SA, ADR 55,338 449,898
Cruzeiro do Sul Educacional
SA 46,600 26,646
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 124,500 467,567
ΩDesktop SA 9,700 22,320
Dexco SA 138,422 197,993
Dimed SA Distribuidora da
Medicamentos 10,623 18,590
*Embraer SA 36,519 305,842
*Embraer SA, Sponsored ADR 33,624 1,127,076
Even Construtora e
Incorporadora S/A 31,388 32,696
Gerdau SA, Sponsored ADR 173,219 540,443
Grupo SBF SA 32,200 80,601
Guararapes Confeccoes SA 27,700 40,626
Ω*Hapvida Participacoes e
Investimentos S/A 857,999 521,729
Hypera SA 400 1,527
Iochpe Maxion SA 33,568 59,090
*IRB-Brasil Resseguros SA 6,119 45,813
Jalles Machado SA 33,103 34,711
JBS S/A 125,825 782,718
JHSF Participacoes SA 113,700 87,208
Lavvi Empreendimentos
Imobiliarios SA 25,200 36,916
Lojas Quero-Quero SA 45,649 22,711
Ω*LWSA SA 28,613 20,513
M. Dias Branco SA 13,705 59,212
Marcopolo SA 840 949
Melnick Even Desenvolvimento
Imobiliario SA 38,040 23,394
*Moura Dubeux Engenharia
S/A 13,400 37,130
*Movida Participacoes SA 9,100 9,432
Shares Value †
BRAZIL — (Continued)
Natura & Co. Holding SA 167,654 $ 397,070
*Oncoclinicas do Brasil
Servicos Medicos SA 6,200 4,927
Petroleo Brasileiro SA 753,745 5,085,948
Petroleo Brasileiro SA,
Sponsored ADR 28,769 386,943
Petroleo Brasileiro SA,
Sponsored ADR 64,110 793,041
Petroreconcavo S/A 54,732 160,544
Positivo Tecnologia SA 14,800 16,388
Romi SA 8,864 15,465
Sao Carlos Empreendimentos
e Participacoes SA 3,200 12,493
Ω*Ser Educacional SA 23,600 28,538
Suzano SA, Sponsored ADR 1,600 16,432
Trisul SA 11,900 10,875
Tupy SA 26,300 106,086
Unifique Telecomunicacoes
S/A 32,173 21,509
Vale SA, Sponsored ADR 482,011 5,157,518
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 15,618 64,671
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 11,800 12,822
Vibra Energia SA 23,150 89,221
YDUQS Participacoes SA 42,633 78,140
*Zamp SA 21,100 8,748
TOTAL BRAZIL 22,159,432
CHILE — (0.3%)
Banco de Credito e
Inversiones SA 845 24,785
Besalco SA 21,639 13,019
*CAP SA 15,050 90,322
Cencosud SA 262,242 543,888
Empresa Nacional de
Telecomunicaciones SA 39,568 128,775
Empresas CMPC SA 234,193 372,934
Empresas Copec SA 75,994 479,789
Enel Americas SA 4,325,432 405,131
*Falabella SA 100,471 360,635
Grupo Security SA 63,697 17,392
Inversiones Aguas
Metropolitanas SA 61,319 45,920
*Ripley Corp. SA 224,640 64,254
Salfacorp SA 138,618 82,759
Sigdo Koppers SA 6,456 7,051
SMU SA 292,552 45,239
Sociedad Matriz SAAM SA 402,326 43,102
SONDA SA 120,036 44,481
TOTAL CHILE 2,769,476

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (26.1%)
360 Security Technology, Inc.,
Class A 20,000 $ 27,133
Ω3SBio, Inc. 648,500 486,308
*5I5J Holding Group Co., Ltd.,
Class A 60,900 30,246
AAC Technologies Holdings,
Inc. 210,500 851,542
*Addsino Co., Ltd., Class A 3,600 4,253
*Aerospace Hi-Tech Holdings
Group, Ltd., Class A 19,100 37,086
Agricultural Bank of China,
Ltd., Class H 6,168,000 3,030,685
Aisino Corp., Class A 33,900 48,416
Alibaba Group Holding, Ltd.,
Class W 1,158,300 14,086,909
Alibaba Group Holding, Ltd.,
Sponsored ADR 19,949 1,954,603
*Alibaba Pictures Group, Ltd. 370,000 23,082
Ω#A-Living Smart City
Services Co., Ltd., Class A 200,750 81,339
Allmed Medical Products Co.,
Ltd., Class A 30,400 36,082
Aluminum Corp. of China, Ltd.,
Class H 674,000 429,139
Anhui Conch Cement Co.,
Ltd., Class H 272,500 792,151
Anhui Construction
Engineering Group Co., Ltd.,
Class A 36,000 24,495
Anhui Guangxin Agrochemical
Co., Ltd., Class A 16,700 25,304
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 30,800 40,791
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 14,900 30,185
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 37,600 28,538
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 67,500 49,717
Anhui Jinhe Industrial Co.,
Ltd., Class A 12,800 41,285
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 34,540 45,453
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 37,500 33,460
Anhui Xinbo Aluminum Co.,
Ltd. 10,400 23,695
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 30,300 56,622
Anton Oilfield Services Group 650,000 48,492
Aotecar New Energy
Technology Co., Ltd., Class A 104,100 42,354
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 14,400 38,789
Shares Value †
CHINA — (Continued)
ΩAsiaInfo Technologies, Ltd. 64,800 $ 42,842
Asymchem Laboratories
Tianjin Co., Ltd., Class A 7,700 89,565
Avary Holding Shenzhen Co.,
Ltd., Class A 20,100 105,832
AviChina Industry &
Technology Co., Ltd., Class H 776,000 418,224
ΩBAIC Motor Corp., Ltd.,
Class H 520,500 143,944
*Baidu, Inc. 355,150 4,074,833
#*Baidu, Inc., Sponsored ADR 5,993 546,741
Baiyin Nonferrous Group Co.,
Ltd., Class A 102,500 44,866
Bank of Beijing Co., Ltd.,
Class A 278,900 221,074
Bank of Changsha Co., Ltd.,
Class A 114,100 136,385
Bank of Chengdu Co., Ltd.,
Class A 64,900 140,219
Bank of China, Ltd., Class H 18,819,000 8,932,150
Bank of Chongqing Co., Ltd.,
Class H 131,000 95,203
Bank of Communications Co.,
Ltd., Class H 1,867,000 1,414,467
Bank of Guiyang Co., Ltd.,
Class A 66,400 55,800
Bank of Hangzhou Co., Ltd.,
Class A 127,892 248,325
Bank of Jiangsu Co., Ltd.,
Class A 462,700 571,896
Bank of Nanjing Co., Ltd.,
Class A 199,500 286,885
Bank of Ningbo Co., Ltd.,
Class A 109,300 391,636
ΩBank of Qingdao Co., Ltd.,
Class H 278,500 97,438
Bank of Shanghai Co., Ltd.,
Class A 264,100 287,152
Bank of Suzhou Co., Ltd.,
Class A 99,630 106,789
Bank of Xi'an Co., Ltd., Class
A 66,500 33,773
Baoshan Iron & Steel Co., Ltd.,
Class A 596,600 545,723
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 157,500 92,363
Baoxiniao Holding Co., Ltd.,
Class A 37,100 21,236
#BBMG Corp., Class H 393,000 39,935
Befar Group Co., Ltd., Class A 32,200 17,934
Beibuwan Port Co., Ltd., Class
A 34,296 38,541
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 180,800 87,003
Beijing Changjiu Logistics
Corp., Class A 10,600 11,287
Beijing Easpring Material
Technology Co., Ltd., Class A 11,700 68,186

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Beijing Enlight Media Co., Ltd.,
Class A 20,400 $ 25,300
Beijing Enterprises Holdings,
Ltd. 166,000 543,412
Beijing Enterprises Water
Group, Ltd. 1,104,000 329,451
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 56,000 41,561
Beijing Haohua Energy
Resource Co., Ltd., Class A 28,400 33,947
*Beijing Jetsen Technology
Co., Ltd., Class A 68,200 54,634
Beijing New Building Materials
PLC, Class A 7,200 31,445
Beijing North Star Co., Ltd.,
Class H 82,000 9,176
Beijing Originwater Technology
Co., Ltd., Class A 70,500 49,948
Beijing Sanyuan Foods Co.,
Ltd. 19,000 11,515
Beijing Shougang Co., Ltd.,
Class A 104,500 48,087
Beijing Sinnet Technology Co.,
Ltd., Class A 42,500 64,634
Beijing SL Pharmaceutical Co.,
Ltd., Class A 26,500 27,177
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 26,700 15,920
Beijing Ultrapower Software
Co., Ltd., Class A 64,900 116,910
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 36,000 7,687
Beijing WKW Automotive Parts
Co., Ltd., Class A 28,400 13,387
Beijing Yanjing Brewery Co.,
Ltd., Class A 35,100 49,982
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 12,800 18,299
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 666,100 507,435
*Beiqi Foton Motor Co., Ltd.,
Class A 167,300 63,138
Best Pacific International
Holdings, Ltd. 54,000 18,268
Beyondsoft Corp., Class A 10,200 19,505
BGI Genomics Co., Ltd., Class
A 1,000 6,407
Black Peony Group Co., Ltd.,
Class A 8,300 5,648
ΩBlue Moon Group Holdings,
Ltd. 142,000 55,343
*Blue Sail Medical Co., Ltd.,
Class A 8,600 6,588
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 10,900 11,179
Bluestar Adisseo Co., Class A 14,500 22,336
Shares Value †
CHINA — (Continued)
ΩBOC Aviation, Ltd. 63,900 $ 496,445
BOE Technology Group Co.,
Ltd., Class A 1,017,800 666,839
BOE Varitronix, Ltd. 81,000 57,408
*Bohai Leasing Co., Ltd.,
Class A 123,000 57,463
Bright Dairy & Food Co., Ltd.,
Class A 19,600 23,153
Bros Eastern Co., Ltd., Class A 27,100 20,227
B-Soft Co., Ltd., Class A 85,400 67,574
BTG Hotels Group Co., Ltd.,
Class A 23,400 45,599
BYD Electronic International
Co., Ltd. 78,500 338,258
By-health Co., Ltd., Class A 2,000 3,575
#*C&D International
Investment Group, Ltd. 191,406 361,915
C&S Paper Co., Ltd., Class A 1,800 1,793
Caitong Securities Co., Ltd.,
Class A 42,800 49,658
Camel Group Co., Ltd., Class
A 79,500 95,473
Cangzhou Dahua Co., Ltd.,
Class A 15,300 23,397
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 40,700 20,385
Canmax Technologies Co.,
Ltd., Class A 12,500 41,299
Canny Elevator Co., Ltd.,
Class A 36,300 32,186
CCCC Design & Consulting
Group Co., Ltd., Class A 35,800 48,618
CECEP Solar Energy Co.,
Ltd., Class A 87,900 63,879
CECEP Wind-Power Corp.,
Class A 143,360 66,975
CGN New Energy Holdings
Co., Ltd. 374,000 110,645
*CGN Nuclear Technology
Development Co., Ltd., Class
A 16,900 17,190
Changchun Faway Automobile
Components Co., Ltd., Class A 31,300 39,697
Changchun High-Tech Industry
Group Co., Ltd., Class A 600 8,786
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 39,500 17,567
Changjiang Securities Co.,
Ltd., Class A 32,300 32,038
*ChangYuan Technology
Group, Ltd., Class A 49,400 40,059
Chaowei Power Holdings, Ltd. 43,000 7,965
Chengdu B-Ray Media Co.,
Ltd., Class A 25,100 16,727
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 10,700 20,040
Chengdu Hongqi Chain Co.,
Ltd., Class A 17,600 12,346

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Chengdu Wintrue Holding Co.,
Ltd., Class A 21,400 $ 23,808
Chenguang Biotech Group
Co., Ltd., Class A 20,800 25,942
Chengxin Lithium Group Co.,
Ltd., Class A 11,900 24,341
Chengzhi Co., Ltd., Class A 36,500 40,915
China Animal Husbandry
Industry Co., Ltd., Class A 22,400 21,684
Ω#*China Bohai Bank Co.,
Ltd., Class H 530,500 67,554
China CAMC Engineering Co.,
Ltd., Class A 25,000 28,129
#China Chunlai Education
Group Co., Ltd. 37,000 20,560
China CITIC Bank Corp., Ltd.,
Class H 2,325,000 1,450,433
China Coal Energy Co., Ltd.,
Class H 687,000 857,159
China Coal Xinji Energy Co.,
Ltd., Class A 40,000 45,568
China Communications
Services Corp., Ltd., Class H 548,000 294,639
China Conch Environment
Protection Holdings, Ltd. 246,500 26,634
China Conch Venture
Holdings, Ltd. 604,500 561,393
China Construction Bank
Corp., Class H 26,405,000 20,480,314
China CSSC Holdings, Ltd.,
Class A 20,600 106,210
China CYTS Tours Holding
Co., Ltd., Class A 21,100 30,017
China Design Group Co., Ltd.,
Class A 16,200 21,319
*<China Dili Group 18,000 287
*China Education Group
Holdings, Ltd. 161,234 100,585
China Energy Engineering
Corp., Ltd., Class H 760,000 102,645
China Everbright Bank Co.,
Ltd., Class H 653,000 220,903
ΩChina Feihe, Ltd. 455,000 342,959
China Foods, Ltd. 228,000 73,318
China Galaxy Securities Co.,
Ltd., Class H 215,500 192,926
China Gas Holdings, Ltd. 969,400 832,938
*China Gold International
Resources Corp., Ltd. 46,300 216,778
China Great Wall Securities
Co., Ltd., Class A 59,200 71,012
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 42,400 59,128
#*China High Speed
Transmission Equipment
Group Co., Ltd. 72,000 10,187
China Hongqiao Group, Ltd. 867,000 1,398,459
Shares Value †
CHINA — (Continued)
China International Marine
Containers Group Co., Ltd.,
Class H 292,350 $ 230,138
China Jushi Co., Ltd., Class A 72,830 115,460
China Lesso Group Holdings,
Ltd. 322,000 160,702
China Lilang, Ltd. 113,000 55,814
Ω*China Literature, Ltd. 85,800 310,118
China Medical System
Holdings, Ltd. 413,000 413,829
China Meheco Group Co.,
Ltd., Class A 39,820 63,575
#China Meidong Auto
Holdings, Ltd. 166,000 48,042
China Mengniu Dairy Co., Ltd. 898,000 2,009,827
China Merchants Bank Co.,
Ltd., Class H 500,500 2,446,362
China Merchants Energy
Shipping Co., Ltd., Class A 148,100 139,626
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 63,900 104,171
China Merchants Port Holdings
Co., Ltd. 363,616 598,668
China Merchants Property
Operation & Service Co., Ltd.,
Class A 25,300 41,032
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 117,300 185,795
China Minsheng Banking
Corp., Ltd., Class H 1,181,500 439,202
#China Modern Dairy
Holdings, Ltd. 665,000 70,141
China National Accord
Medicines Corp., Ltd., Class A 11,830 46,239
China National Building
Material Co., Ltd., Class H 1,698,000 722,934
China National Chemical
Engineering Co., Ltd., Class A 78,000 88,529
China National Medicines
Corp., Ltd., Class A 17,500 77,485
China National Nuclear Power
Co., Ltd., Class A 277,800 392,077
ΩChina New Higher Education
Group, Ltd. 173,000 39,832
China Nonferrous Mining
Corp., Ltd. 142,000 101,189
China Oilfield Services, Ltd.,
Class H 304,000 284,668
China Overseas Grand
Oceans Group, Ltd. 527,894 139,198
China Overseas Land &
Investment, Ltd. 738,000 1,410,614
China Pacific Insurance Group
Co., Ltd., Class H 425,200 1,479,427
China Petroleum & Chemical
Corp., Class H 7,794,000 4,391,042
China Petroleum Engineering
Corp., Class A 73,200 36,662

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
China Publishing & Media Co.,
Ltd., Class A 39,900 $ 38,401
China Railway Group, Ltd.,
Class H 775,000 386,782
China Railway Hi-tech Industry
Co., Ltd., Class A 63,100 71,972
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 355,000 146,577
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 45,400 39,044
China Reinsurance Group
Corp., Class H 1,812,000 216,758
China Resources Building
Materials Technology
Holdings, Ltd. 564,000 145,817
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 12,700 37,791
China Resources Gas Group,
Ltd. 94,300 364,493
China Resources Land, Ltd. 943,500 3,137,152
China Resources Medical
Holdings Co., Ltd. 215,500 107,828
ΩChina Resources
Pharmaceutical Group, Ltd. 556,500 393,696
#China Risun Group, Ltd. 418,000 176,353
*China Sanjiang Fine
Chemicals Co., Ltd. 48,000 10,805
China Shenhua Energy Co.,
Ltd., Class H 498,500 2,157,662
China State Construction
Engineering Corp., Ltd., Class
A 1,077,300 909,860
China State Construction
International Holdings, Ltd. 538,000 790,281
*China Sunshine Paper
Holdings Co., Ltd. 90,000 23,037
China Taiping Insurance
Holdings Co., Ltd. 434,400 749,852
China Tianying, Inc., Class A 64,000 44,086
ΩChina Tower Corp., Ltd.,
Class H 13,324,000 1,799,521
#*China Traditional Chinese
Medicine Holdings Co., Ltd. 564,000 172,659
China TransInfo Technology
Co., Ltd., Class A 21,700 31,296
China Travel International
Investment Hong Kong, Ltd. 498,000 65,337
China Tungsten And Hightech
Materials Co., Ltd., Class A 16,500 22,246
*China Union Holdings, Ltd.,
Class A 33,000 21,667
#*China Vanke Co., Ltd., Class
H 532,400 507,445
China West Construction
Group Co., Ltd., Class A 27,400 28,485
China XD Electric Co., Ltd.,
Class A 39,400 45,603
Shares Value †
CHINA — (Continued)
China XLX Fertiliser, Ltd. 158,000 $ 82,918
China Yongda Automobiles
Services Holdings, Ltd. 342,500 70,928
Ω*China Youran Dairy Group,
Ltd. 355,000 60,731
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 8,800 58,557
China Zheshang Bank Co.,
Ltd., Class H 375,400 104,299
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 14,400 15,576
#Chinasoft International, Ltd. 740,000 543,502
Chongqing Changan
Automobile Co., Ltd., Class A 177,300 330,081
Chongqing Department Store
Co., Ltd., Class A 5,600 17,331
Chongqing Machinery &
Electric Co., Ltd., Class H 20,000 1,646
Chongqing Rural Commercial
Bank Co., Ltd., Class H 554,000 300,715
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 47,600 58,433
Chongqing Zhifei Biological
Products Co., Ltd., Class A 600 2,389
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,100 52,433
CIMC Enric Holdings, Ltd. 200,000 168,502
Cisen Pharmaceutical Co.,
Ltd., Class A 17,300 33,931
CITIC, Ltd. 1,217,000 1,429,205
City Development Environment
Co., Ltd., Class A 14,300 27,004
*Citychamp Watch & Jewellery
Group, Ltd. 290,000 35,064
CMOC Group, Ltd., Class H 12,000 9,956
CMST Development Co., Ltd.,
Class A 54,800 40,363
CNGR Advanced Material Co.,
Ltd., Class A 14,700 79,255
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 68,560 41,456
CNOOC Energy Technology &
Services, Ltd., Class A 138,200 84,535
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 42,450 50,324
*COFCO Biotechnology Co.,
Ltd., Class A 25,800 21,102
COFCO Capital Holdings Co.,
Ltd., Class A 19,500 58,819
*COFCO Joycome Foods, Ltd. 907,000 179,664
COFCO Sugar Holding Co.,
Ltd., Class A 32,800 44,958
Cofoe Medical Technology
Co., Ltd., Class A 4,100 21,783
*Comba Telecom Systems
Holdings, Ltd. 390,000 55,683

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Concord New Energy Group,
Ltd. 1,400,000 $ 95,442
Continental Aerospace
Technologies Holding, Ltd. 934,000 15,978
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 88,000 84,215
Cosco Shipping Specialized
Carriers Co., Ltd., Class A 46,900 48,099
*CPMC Holdings, Ltd. 139,000 121,400
CQ Pharmaceutical Holding
Co., Ltd., Class A 41,000 31,579
CRRC Corp., Ltd., Class H 707,000 458,335
CSG Holding Co., Ltd., Class
A 26,700 20,640
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 3,888 13,898
CSPC Pharmaceutical Group,
Ltd. 96,000 71,002
CTS International Logistics
Corp., Ltd., Class A 29,500 25,619
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 94,700 65,234
Daqin Railway Co., Ltd., Class
A 266,200 243,125
Dashang Co., Ltd., Class A 13,018 33,167
DBG Technology Co., Ltd.,
Class A 22,800 118,353
*Dezhan Healthcare Co., Ltd. 40,000 16,891
DHC Software Co., Ltd., Class
A 54,300 55,764
Dian Diagnostics Group Co.,
Ltd., Class A 13,200 23,519
Digital China Group Co., Ltd.,
Class A 10,000 49,636
Digital China Information
Service Group Co., Ltd., Class
A 6,400 11,026
Do-Fluoride New Materials
Co., Ltd., Class A 25,500 43,467
#Dongfang Electric Corp., Ltd.,
Class H 87,000 114,368
Dongfang Electronics Co.,
Ltd., Class A 500 805
Dongfeng Electronic
Technology Co., Ltd., Class A 6,300 8,909
Dongguan Aohai Technology
Co., Ltd., Class A 3,200 13,176
Dongguan Development
Holdings Co., Ltd., Class A 28,300 42,761
Dongxing Securities Co., Ltd.,
Class A 40,500 62,331
Dongyue Group, Ltd. 419,000 341,693
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 104,000 42,807
Easyhome New Retail Group
Co., Ltd., Class A 103,300 40,869
E-Commodities Holdings, Ltd. 308,000 56,653
Shares Value †
CHINA — (Continued)
*Edvantage Group Holdings,
Ltd. 107,309 $ 32,575
EEKA Fashion Holdings, Ltd. 19,000 20,529
Era Co., Ltd., Class A 20,200 12,781
Eternal Asia Supply Chain
Management, Ltd., Class A 213,500 187,206
EVA Precision Industrial
Holdings, Ltd. 132,000 11,546
Ever Sunshine Services
Group, Ltd. 120,000 38,743
Fangda Carbon New Material
Co., Ltd., Class A 33,400 24,741
Fangda Special Steel
Technology Co., Ltd., Class A 39,900 24,686
*Farasis Energy Gan Zhou
Co., Ltd. 14,603 24,687
FAW Jiefang Group Co., Ltd.,
Class A 15,700 18,965
FAWER Automotive Parts Co.,
Ltd., Class A 48,500 35,995
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 21,400 57,554
#*FIH Mobile, Ltd. 354,000 40,981
#Flat Glass Group Co., Ltd.,
Class H 11,000 22,412
Fortune Ng Fung Food Hebei
Co., Ltd., Class A 12,300 6,972
Foshan Electrical and Lighting
Co., Ltd., Class A 19,200 15,084
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 30,200 35,166
Fosun International, Ltd. 408,000 231,437
Founder Securities Co., Ltd.,
Class A 11,700 14,248
Foxconn Industrial Internet
Co., Ltd., Class A 105,800 359,947
Fu Shou Yuan International
Group, Ltd. 10,000 5,081
Fufeng Group, Ltd. 427,000 241,116
Fujian Funeng Co., Ltd., Class
A 69,580 91,662
Fujian Star-net Communication
Co., Ltd., Class A 16,100 39,551
Fujian Sunner Development
Co., Ltd., Class A 17,200 34,531
Fujian Yuanli Active Carbon
Co., Ltd. 4,500 9,748
ΩGanfeng Lithium Group Co.,
Ltd., Class H 71,000 195,436
Gansu Energy Chemical Co.,
Ltd., Class A 75,600 28,955
Gansu Shangfeng Cement
Co., Ltd., Class A 23,860 29,591
Gansu Yasheng Industrial
Group Co., Ltd., Class A 55,300 22,189
Gaush Meditech, Ltd. 7,200 10,206
GCL Energy Technology Co.,
Ltd., Class A 30,200 34,446

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
*GDS Holdings, Ltd., Class A 78,900 $ 214,137
Geely Automobile Holdings,
Ltd. 1,748,000 3,071,321
GEM Co., Ltd., Class A 52,900 51,729
Gemdale Corp., Class A 62,600 53,749
GF Securities Co., Ltd., Class
H 151,800 217,125
Giant Network Group Co., Ltd.,
Class A 13,500 23,599
GoerTek, Inc., Class A 4,800 15,792
Goldenmax International
Group, Ltd., Class A 15,800 18,664
Goldwind Science &
Technology Co., Ltd., Class H 203,800 173,276
*Goodbaby International
Holdings, Ltd. 102,000 11,152
Gotion High-tech Co., Ltd.,
Class A 24,300 77,627
Grand Pharmaceutical Group,
Ltd. 309,000 181,241
*Grandjoy Holdings Group Co.,
Ltd., Class A 45,600 21,239
Greatview Aseptic Packaging
Co., Ltd. 205,000 63,548
Gree Electric Appliances, Inc.
of Zhuhai, Class A 39,408 240,500
Greentown China Holdings,
Ltd. 299,500 397,566
Greentown Service Group Co.,
Ltd. 214,000 112,582
GRG Banking Equipment Co.,
Ltd., Class A 17,800 30,766
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 88,000 46,668
*Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 38,700 39,798
Guangdong Dongpeng
Holdings Co., Ltd., Class A 47,600 41,003
Guangdong Dowstone
Technology Co., Ltd., Class A 17,700 31,015
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 18,700 42,396
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 15,800 26,622
Guangdong Hybribio Biotech
Co., Ltd., Class A 12,000 10,135
Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 10,738 20,338
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 19,000 28,655
Guangdong South New Media
Co., Ltd., Class A 5,100 28,405
Shares Value †
CHINA — (Continued)
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 14,200 $ 29,584
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 35,000 15,026
Guanghui Energy Co., Ltd.,
Class A 44,300 47,545
Guangshen Railway Co., Ltd.,
Class H 328,000 91,130
Guangxi Liugong Machinery
Co., Ltd., Class A 39,100 65,771
Guangxi LiuYao Group Co.,
Ltd., Class A 14,800 37,582
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 858 453
Guangxi Wuzhou Zhongheng
Group Co., Ltd., Class A 62,800 22,819
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 47,300 64,236
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 52,000 122,268
Guangzhou Development
Group, Inc., Class A 80,000 71,943
Guangzhou Haige
Communications Group, Inc.
Co., Class A 18,900 29,989
Guangzhou KDT Machinery
Co., Ltd., Class A 6,100 14,437
Guangzhou Port Co., Ltd.,
Class A 64,000 31,336
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 14,100 17,665
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 51,000 39,138
Guizhou Tyre Co., Ltd. 58,700 40,765
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 43,000 21,416
Guizhou Zhenhua E-chem,
Inc., Class A 14,756 24,366
Guosen Securities Co., Ltd.,
Class A 91,700 148,720
ΩGuotai Junan Securities Co.,
Ltd., Class H 27,400 40,249
Guoyuan Securities Co., Ltd.,
Class A 45,100 53,655
*Hainan Meilan International
Airport Co., Ltd. 49,000 58,742
Haitian International Holdings,
Ltd. 28,000 77,434
#Haitong Securities Co., Ltd.,
Class H 294,000 245,429
Hand Enterprise Solutions Co.,
Ltd., Class A 26,700 35,511
Hangxiao Steel Structure Co.,
Ltd., Class A 70,600 28,526

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 44,600 $ 62,008
Hangzhou Great Star Industrial
Co., Ltd., Class A 14,200 56,976
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 10,200 17,487
Hangzhou Iron & Steel Co. 43,900 25,252
Hangzhou Onechance Tech
Corp., Class A 11,300 32,991
Hangzhou Robam Appliances
Co., Ltd., Class A 500 1,705
Hangzhou Zhongtai Cryogenic
Technology Corp. 5,000 8,284
Han's Laser Technology
Industry Group Co., Ltd., Class
A 12,300 44,521
Harbin Electric Co., Ltd., Class
H 142,000 46,941
HBIS Resources Co., Ltd.,
Class A 13,300 27,410
Ω*HBM Holdings, Ltd. 128,000 19,922
Health & Happiness H&H
International Holdings, Ltd. 55,000 72,018
*Healthcare Co., Ltd., Class A 16,800 14,967
Hefei Urban Construction
Development Co., Ltd., Class
A 38,100 43,938
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 3,600 5,737
Henan Liliang Diamond Co.,
Ltd., Class A 5,400 21,637
Henan Lingrui Pharmaceutical
Co., Class A 700 2,107
Henan Mingtai Al Industrial
Co., Ltd., Class A 27,100 49,160
Henan Pinggao Electric Co.,
Ltd., Class A 25,500 65,290
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 13,900 34,887
Henan Thinker Automatic
Equipment Co., Ltd., Class A 4,900 16,671
*Henan Yicheng New Energy
Co., Ltd., Class A 56,400 45,577
Henan Yuguang Gold & Lead
Co., Ltd., Class A 29,900 29,112
*Henan Zhongfu Industry Co.,
Ltd. 93,100 37,878
Hengan International Group
Co., Ltd. 184,500 545,830
Hengli Petrochemical Co., Ltd.,
Class A 130,200 250,980
Hengtong Optic-electric Co.,
Ltd., Class A 67,500 163,924
Hengyi Petrochemical Co.,
Ltd., Class A 51,600 46,186
Hesteel Co., Ltd., Class A 152,300 47,221
Shares Value †
CHINA — (Continued)
#Hisense Home Appliances
Group Co., Ltd., Class H 33,000 $ 104,420
Hisense Visual Technology
Co., Ltd., Class A 26,900 84,272
Hitevision Co., Ltd., Class A 9,200 31,042
HLA Group Corp., Ltd., Class
A 11,100 8,861
Hongli Zhihui Group Co., Ltd.,
Class A 13,200 14,130
#*Hopson Development
Holdings, Ltd. 262,944 118,038
Horizon Construction
Development, Ltd. 208,000 42,005
Hoshine Silicon Industry Co.,
Ltd., Class A 1,000 8,279
Hoyuan Green Energy Co.,
Ltd., Class A 9,679 32,373
Huaan Securities Co., Ltd.,
Class A 87,300 75,446
Huadian Heavy Industries Co.,
Ltd., Class A 27,300 22,904
Huafon Chemical Co., Ltd.,
Class A 105,800 120,378
*Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 20,800 27,168
*Huafu Fashion Co., Ltd.,
Class A 59,800 32,971
Huaibei Mining Holdings Co.,
Ltd., Class A 55,200 119,649
Huaihe Energy Group Co.,
Ltd., Class A 109,000 57,193
Huangshan Tourism
Development Co., Ltd., Class
A 5,000 7,941
Huapont Life Sciences Co.,
Ltd., Class A 56,400 36,477
ΩHuatai Securities Co., Ltd.,
Class H 221,000 375,800
Huaxi Securities Co., Ltd.,
Class A 22,500 26,674
Huaxia Bank Co., Ltd., Class A 236,400 234,481
Huaxin Cement Co., Ltd.,
Class H 57,900 62,559
Huayu Automotive Systems
Co., Ltd., Class A 71,100 150,622
*Hubei Biocause
Pharmaceutical Co., Ltd.,
Class A 104,987 52,730
Hubei Chutian Smart
Communication Co., Ltd. 34,900 20,173
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 9,642 40,866
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 22,900 71,098
Ω*Huitongda Network Co.,
Ltd., Class H 8,900 22,873
Humanwell Healthcare Group
Co., Ltd., Class A 17,900 54,118

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Hunan Aihua Group Co., Ltd.,
Class A 17,000 $ 34,630
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 38,000 15,460
Hunan Valin Steel Co., Ltd.,
Class A 135,700 89,288
Hunan Zhongke Electric Co.,
Ltd., Class A 17,500 35,158
Ω*Hygeia Healthcare Holdings
Co., Ltd. 10,400 23,544
*Hytera Communications
Corp., Ltd., Class A 58,500 231,444
*HyUnion Holding Co., Ltd.,
Class A 34,100 31,527
IKD Co., Ltd., Class A 300 646
Ω*IMAX China Holding, Inc. 13,700 14,520
Industrial & Commercial Bank
of China, Ltd., Class H 12,942,000 7,757,476
Industrial Bank Co., Ltd., Class
A 316,300 811,179
Industrial Securities Co., Ltd.,
Class A 112,640 103,350
Infore Environment
Technology Group Co., Ltd.,
Class A 65,500 44,384
Ω*Ingdan, Inc. 56,000 10,661
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 592,500 142,143
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 48,900 137,757
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 33,348 44,540
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 211,500 126,107
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 5,200 9,914
Inner Mongolia Yuan Xing
Energy Co., Ltd., Class A 53,900 50,967
Insigma Technology Co., Ltd.,
Class A 41,900 41,854
Intco Medical Technology Co.,
Ltd., Class A 13,360 48,658
Intron Technology Holdings,
Ltd. 68,000 10,496
#*iQIYI, Inc., Sponsored ADR 88,722 231,564
*IRICO Display Devices Co.,
Ltd. 75,000 80,284
IVD Medical Holding, Ltd. 27,000 5,661
JA Solar Technology Co., Ltd.,
Class A 51,300 139,048
Jade Bird Fire Co., Ltd., Class
A 8,000 11,796
Jangho Group Co., Ltd., Class
A 33,400 26,756
JCET Group Co., Ltd., Class A 25,704 143,957
Ω*JD Health International, Inc. 44,450 158,946
Ω*JD Logistics, Inc. 550,900 1,119,600
JD.com, Inc. 142,600 2,852,220
Shares Value †
CHINA — (Continued)
Jiang Su Suyan Jingshen Co.,
Ltd. 10,400 $ 16,444
Jiangling Motors Corp., Ltd.,
Class A 13,200 47,594
Jiangsu Asia Pacific Light Alloy
Technology Co., Ltd., Class A 15,500 12,243
Jiangsu Azure Corp., Class A 29,300 38,188
*Jiangsu Bioperfectus
Technologies Co., Ltd., Class
A 1,924 21,797
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 91,300 43,806
Jiangsu Changbao Steeltube
Co., Ltd. 10,200 7,370
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 16,000 30,955
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 74,320 72,570
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 17,500 22,858
Jiangsu Eastern Shenghong
Co., Ltd., Class A 109,300 121,294
Jiangsu General Science
Technology Co., Ltd. 75,800 54,022
Jiangsu Huachang Chemical
Co., Ltd., Class A 22,100 23,812
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 71,000 40,043
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 5,900 11,845
Jiangsu Linyang Energy Co.,
Ltd., Class A 39,000 40,325
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 2,800 10,406
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 50,400 71,274
Jiangsu Shagang Co., Ltd.,
Class A 55,200 49,951
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 49,600 40,012
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 17,000 37,373
*Jiangsu Sopo Chemical Co.,
Class A 26,500 26,285
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 61,700 43,714
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 85,940 51,121
Jiangsu Zhongtian Technology
Co., Ltd., Class A 53,000 117,111
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 122,400 48,082

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 15,200 $ 14,970
Jiangxi Ganyue Expressway
Co., Ltd., Class A 37,700 27,133
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 12,400 13,013
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 24,200 25,294
Jihua Group Corp., Ltd., Class
A 92,100 38,505
*Jilin Jiutai Rural Commercial
Bank Corp., Ltd., Class H 63,000 7,941
Jinchuan Group International
Resources Co., Ltd. 818,000 58,922
#JinkoSolar Holding Co., Ltd.,
Sponsored ADR 9,368 248,814
Jinlei Technology Co., Ltd.,
Class A 15,600 54,474
Jinneng Holding Shanxi Coal
Industry Co., Ltd., Class A 26,600 55,343
Jinneng Science&Technology
Co., Ltd., Class A 38,400 31,731
Ω#Jinxin Fertility Group, Ltd. 666,000 295,547
Jinyu Bio-Technology Co.,
Ltd., Class A 39,300 37,327
Ω#Jiumaojiu International
Holdings, Ltd. 219,000 94,649
Jizhong Energy Resources
Co., Ltd., Class A 67,600 56,240
Joincare Pharmaceutical
Group Industry Co., Ltd., Class
A 39,000 61,773
Jointown Pharmaceutical
Group Co., Ltd., Class A 100,287 72,741
Jolywood Suzhou Sunwatt
Co., Ltd. 2,800 3,217
Joy City Property, Ltd. 348,000 10,743
Ω*JS Global Lifestyle Co., Ltd. 91,000 18,377
JSTI Group, Class A 30,400 60,264
*Ju Teng International
Holdings, Ltd. 8,000 998
Juewei Food Co., Ltd., Class A 18,100 46,216
Jutal Offshore Oil Services,
Ltd. 122,000 10,671
Kailuan Energy Chemical Co.,
Ltd., Class A 26,200 24,848
Kaishan Group Co., Ltd.,
Class A 18,500 24,761
Keda Industrial Group Co.,
Ltd., Class A 41,800 49,378
Keeson Technology Corp.,
Ltd., Class A 8,400 11,019
Kinetic Development Group,
Ltd. 382,000 74,686
Kingboard Holdings, Ltd. 209,500 507,689
Kingboard Laminates
Holdings, Ltd. 91,500 79,679
Kingfa Sci & Tech Co., Ltd.,
Class A 33,500 42,017
Shares Value †
CHINA — (Continued)
KPC Pharmaceuticals, Inc.,
Class A 5,800 $ 12,368
Kuaijishan Shaoxing Wine
Co., Ltd. 19,800 29,056
Kunlun Energy Co., Ltd. 1,400,000 1,332,579
Kunlun Tech Co., Ltd., Class A 5,100 29,157
Lao Feng Xiang Co., Ltd.,
Class A 6,300 43,442
Laobaixing Pharmacy Chain
JSC, Class A 7,800 17,585
LB Group Co., Ltd., Class A 1,400 3,700
Lee & Man Paper
Manufacturing, Ltd. 389,000 120,086
Ω*Legend Holdings Corp.,
Class H 155,100 152,618
Lens Technology Co., Ltd.,
Class A 84,800 268,277
Leo Group Co., Ltd., Class A 31,500 8,529
Leoch International
Technology, Ltd. 58,000 11,414
Lepu Medical Technology
Beijing Co., Ltd., Class A 23,600 39,831
Leyard Optoelectronic Co.,
Ltd., Class A 44,700 33,363
Li Ning Co., Ltd. 119,500 243,783
Lianhe Chemical Technology
Co., Ltd., Class A 36,100 30,185
Liaoning Port Co., Ltd., Class
H 52,000 4,883
*Lier Chemical Co., Ltd., Class
A 19,300 22,338
Lingbao Gold Group Co., Ltd.,
Class H 38,000 17,254
Lingyi iTech Guangdong Co.,
Class A 48,700 61,628
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 19,300 52,042
#LK Technology Holdings, Ltd. 72,500 27,976
Loncin Motor Co., Ltd., Class A 45,300 51,923
Ω#*Longfor Group Holdings,
Ltd. 424,000 688,269
LONGi Green Energy
Technology Co., Ltd., Class A 42,800 118,531
Longshine Technology Group
Co., Ltd., Class A 12,600 21,778
Lonking Holdings, Ltd. 355,000 68,037
Lucky Harvest Co., Ltd. 2,200 8,725
Luenmei Quantum Co., Ltd.,
Class A 37,300 30,979
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 6,000 19,041
Luxi Chemical Group Co., Ltd.,
Class A 38,100 62,486
Ω#*Luye Pharma Group, Ltd. 608,000 218,193
*Maanshan Iron & Steel Co.,
Ltd., Class H 318,000 50,311
Maccura Biotechnology Co.,
Ltd., Class A 19,000 37,372
Mango Excellent Media Co.,
Ltd., Class A 5,900 20,760

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Ω#*Maoyan Entertainment 107,000 $ 107,628
Ω#Meitu, Inc. 99,500 33,916
Mesnac Co., Ltd., Class A 32,400 35,728
Metallurgical Corp. of China,
Ltd., Class H 572,000 122,870
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 29,800 29,851
Ming Yang Smart Energy
Group, Ltd., Class A 32,000 54,053
*Minmetals Development Co.,
Ltd., Class A 24,700 26,371
*Minth Group, Ltd. 234,000 427,403
MLS Co., Ltd., Class A 42,700 51,519
*MMG, Ltd. 700,000 245,807
Ω*Mobvista, Inc. 69,000 17,751
Monalisa Group Co., Ltd.,
Class A 23,000 28,654
Moon Environment Technology
Co., Ltd., Class A 26,900 40,381
Morimatsu International
Holdings Co., Ltd. 118,000 70,274
MYS Group Co., Ltd., Class A 40,400 18,591
Nancal Technology Co., Ltd. 7,200 20,788
NanJi E-Commerce Co., Ltd.,
Class A 66,800 30,364
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 7,800 39,066
Nanjing Iron & Steel Co., Ltd.,
Class A 108,900 66,307
Nanjing Pharmaceutical Co.,
Ltd. 13,800 9,525
*Nanjing Tanker Corp. 68,034 32,357
Nanjing Xinjiekou Department
Store Co., Ltd., Class A 26,300 24,279
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 10,400 20,660
NetDragon Websoft Holdings,
Ltd. 50,500 65,866
Neusoft Corp., Class A 18,400 28,705
Neusoft Education Technology
Co., Ltd. 31,200 10,354
New China Life Insurance Co.,
Ltd., Class H 103,600 350,468
Nexteer Automotive Group,
Ltd. 55,000 20,162
*Nine Dragons Paper
Holdings, Ltd. 485,000 210,859
Ningbo Boway Alloy Material
Co., Ltd. 11,500 31,800
Ningbo Huaxiang Electronic
Co., Ltd., Class A 21,080 37,825
Ningbo Jintian Copper Group
Co., Ltd. 29,500 23,549
*Ningbo Joyson Electronic
Corp., Class A 27,200 63,651
Ningbo Peacebird Fashion
Co., Ltd., Class A 8,800 16,210
Shares Value †
CHINA — (Continued)
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 12,370 $ 51,890
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 8,500 36,777
Ningbo Shanshan Co., Ltd.,
Class A 15,600 19,960
Ningbo Yunsheng Co., Ltd.,
Class A 8,600 8,422
Ningbo Zhoushan Port Co.,
Ltd., Class A 94,800 49,476
Ningxia Building Materials
Group Co., Ltd., Class A 22,200 45,379
*Ningxia Western Venture
Industrial Co., Ltd. 18,200 12,665
Norinco International
Cooperation, Ltd., Class A 30,700 44,320
North China Pharmaceutical
Co., Ltd. 2,400 1,926
North Huajin Chemical
Industries Co., Ltd., Class A 18,900 14,239
North Industries Group Red
Arrow Co., Ltd., Class A 700 1,667
Northeast Pharmaceutical
Group Co., Ltd., Class A 41,500 29,402
Northeast Securities Co., Ltd.,
Class A 57,900 69,452
*Nuode New Materials Co.,
Ltd., Class A 52,500 29,462
Offshore Oil Engineering Co.,
Ltd., Class A 101,700 77,332
Oppein Home Group, Inc.,
Class A 200 1,970
ORG Technology Co., Ltd.,
Class A 42,700 30,372
Orient International Enterprise,
Ltd., Class A 28,800 28,809
Orient Overseas International,
Ltd. 3,000 40,788
*Oriental Energy Co., Ltd.,
Class A 37,600 46,579
PCI Technology Group Co.,
Ltd., Class A 26,000 17,873
*Pengxin International Mining
Co., Ltd., Class A 58,000 26,446
People's Insurance Co. Group
of China, Ltd. (The), Class H 860,000 434,735
Perennial Energy Holdings,
Ltd. 160,000 22,844
PetroChina Co., Ltd., Class H 6,484,000 4,870,673
PhiChem Corp., Class A 7,600 16,751
PICC Property & Casualty Co.,
Ltd., Class H 1,482,000 2,253,195
Ping An Bank Co., Ltd., Class
A 401,100 640,378
Ping An Insurance Group Co.
of China, Ltd. 1,693,500 10,488,530
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 54,800 77,958
*Polaris Bay Group Co., Ltd.,
Class A 55,400 60,780

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Poly Property Group Co., Ltd. 616,853 $ 133,298
Poly Property Services Co.,
Ltd., Class H 800 3,319
Porton Pharma Solutions, Ltd.,
Class A 7,600 19,715
ΩPostal Savings Bank of
China Co., Ltd., Class H 1,828,000 1,051,034
Pou Sheng International
Holdings, Ltd. 456,000 34,019
Power Construction Corp. of
China, Ltd., Class A 327,500 252,706
Prinx Chengshan Holdings,
Ltd. 30,000 31,835
Pylon Technologies Co., Ltd.,
Class A 4,163 28,548
*Q Technology Group Co., Ltd. 131,000 85,936
Qingdao Citymedia Co., Ltd. 15,200 15,226
Qingdao East Steel Tower
Stock Co., Ltd., Class A 35,300 34,568
Qingdao Gaoce Technology
Co., Ltd., Class A 14,773 28,456
Qingdao Gon Technology Co.,
Ltd., Class A 19,600 62,887
Qingdao Hanhe Cable Co.,
Ltd., Class A 91,800 44,433
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 18,000 28,965
ΩQingdao Port International
Co., Ltd., Class H 153,000 107,059
Qingdao Rural Commercial
Bank Corp., Class A 155,500 63,702
Qingdao Topscomm
Communication, Inc., Class A 21,600 20,152
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 1,400 1,966
Qinhuangdao Port Co., Ltd.,
Class H 121,000 31,283
Rainbow Digital Commercial
Co., Ltd., Class A 54,600 38,913
Ω#*Redco Properties Group,
Ltd. 56,000 3,169
Renhe Pharmacy Co., Ltd.,
Class A 56,500 45,657
Rianlon Corp., Class A 6,700 25,849
Risen Energy Co., Ltd., Class
A 26,500 53,499
*RiseSun Real Estate
Development Co., Ltd., Class
A 143,800 36,112
Riyue Heavy Industry Co.,
Ltd., Class A 19,100 34,969
Rizhao Port Co., Ltd., Class A 92,900 41,185
Rongsheng Petrochemical
Co., Ltd., Class A 11,000 14,553
Sanan Optoelectronics Co.,
Ltd., Class A 35,700 68,867
Sanjiang Shopping Club Co.,
Ltd., Class A 21,000 31,377
Shares Value †
CHINA — (Continued)
*Sansteel Minguang Co., Ltd.,
Class A 64,400 $ 31,261
Sansure Biotech, Inc., Class A 13,167 41,489
Sany Heavy Equipment
International Holdings Co., Ltd. 264,000 172,844
Sany Heavy Industry Co., Ltd.,
Class A 15,500 39,686
Satellite Chemical Co., Ltd.,
Class A 40,220 106,703
SDIC Capital Co., Ltd., Class A 75,600 84,108
Sealand Securities Co., Ltd.,
Class A 49,500 34,723
#*Seazen Group, Ltd. 890,000 269,024
*Seazen Holdings Co., Ltd.,
Class A 28,700 58,545
S-Enjoy Service Group Co.,
Ltd. 87,000 40,510
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 39,800 23,787
Shaanxi Coal Industry Co.,
Ltd., Class A 104,500 361,829
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 120,100 76,496
*Shaanxi Construction
Machinery Co., Ltd., Class A 14,900 7,839
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 62,800 65,903
Shandong Bohui Paper
Industrial Co., Ltd., Class A 30,500 19,726
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 20,400 47,967
Shandong Dawn Polymer Co.,
Ltd., Class A 5,800 10,822
Shandong Haihua Co., Ltd.,
Class A 17,600 13,926
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 300 1,915
Shandong Hi-Speed Road &
Bridge Co., Ltd., Class A 48,600 43,978
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 7,400 23,795
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 9,800 4,867
Shandong Humon Smelting
Co., Ltd., Class A 21,300 33,349
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 19,300 36,175
Shandong Jinjing Science &
Technology Co., Ltd., Class A 21,300 18,438
Shandong Linglong Tyre Co.,
Ltd., Class A 30,000 81,988
Shandong Nanshan Aluminum
Co., Ltd., Class A 183,500 105,036
Shandong Publishing & Media
Co., Ltd., Class A 16,600 24,849

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Shandong Sun Paper Industry
JSC, Ltd., Class A 68,211 $ 124,501
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 794,400 495,580
Shandong Xiantan Co., Ltd.,
Class A 33,500 28,199
Shanghai AJ Group Co., Ltd.,
Class A 62,600 52,519
Shanghai Bailian Group Co.,
Ltd., Class A 36,100 49,482
Shanghai Baosteel Packaging
Co., Ltd., Class A 17,400 12,645
Shanghai Bright Meat Group
Co., Ltd., Class A 24,300 23,591
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 10,200 13,323
Shanghai Construction Group
Co., Ltd., Class A 165,900 58,420
Shanghai Datun Energy
Resources Co., Ltd., Class A 17,000 31,029
*Shanghai Electric Group Co.,
Ltd., Class H 424,000 136,890
Shanghai Environment Group
Co., Ltd., Class A 27,200 32,016
#Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 94,000 178,946
Shanghai Huayi Group Co.,
Ltd., Class A 39,000 36,823
Shanghai Industrial Holdings,
Ltd. 129,000 196,792
Shanghai Jahwa United Co.,
Ltd., Class A 15,700 36,277
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 21,700 82,046
Shanghai Lingang Holdings
Corp., Ltd., Class A 46,100 73,278
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 5,000 7,604
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 19,000 50,247
Shanghai Moons' Electric Co.,
Ltd., Class A 2,800 18,416
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 164,300 253,602
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 387,766 535,311
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 10,000 23,584
Shanghai RAAS Blood
Products Co., Ltd., Class A 71,100 73,416
Shanghai Runda Medical
Technology Co., Ltd., Class A 26,800 63,805
Shanghai Rural Commercial
Bank Co., Ltd., Class A 175,600 190,927
Shares Value †
CHINA — (Continued)
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 36,300 $ 61,622
Shanghai Stonehill Technology
Co., Ltd., Class A 87,900 38,106
Shanghai Taisheng Wind
Power Equipment Co., Ltd. 15,200 17,614
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 24,100 28,266
Shanghai Tunnel Engineering
Co., Ltd., Class A 40,700 39,113
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 14,900 23,935
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 46,200 38,630
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 51,200 206,011
Shanghai Zhenhua Heavy
Industries Co., Ltd. 69,400 39,919
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 35,400 30,196
Shanxi Blue Flame Holding
Co., Ltd., Class A 27,900 25,286
Shanxi Coal International
Energy Group Co., Ltd., Class
A 37,900 70,612
Shanxi Coking Co., Ltd., Class
A 52,300 30,597
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 87,900 101,492
Shanxi Guoxin Energy Corp.,
Ltd., Class A 8,200 3,290
Shanxi Hi Speed Group Co.,
Ltd. 19,200 12,903
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 37,800 44,334
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 47,835 97,981
*Shanxi Meijin Energy Co.,
Ltd., Class A 39,200 28,653
Shanxi Securities Co., Ltd.,
Class A 30,600 27,304
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 53,300 28,266
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 42,200 28,477
Shanying International Holding
Co., Ltd., Class A 100,400 25,777
Shenma Industry Co., Ltd. 13,500 13,315
Shenzhen Agricultural
Products Group Co., Ltd.,
Class A 33,400 30,692
Shenzhen Airport Co., Ltd.,
Class A 48,400 47,192

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Aisidi Co., Ltd.,
Class A 31,200 $ 63,995
Shenzhen Center Power Tech
Co., Ltd., Class A 100 181
Shenzhen Comix Group Co.,
Ltd., Class A 10,200 8,557
Shenzhen Das Intellitech Co.,
Ltd., Class A 79,500 38,702
Shenzhen Desay Battery
Technology Co., Class A 10,830 38,273
*Shenzhen Everwin Precision
Technology Co., Ltd., Class A 10,000 25,183
Shenzhen Gas Corp., Ltd.,
Class A 41,900 43,147
Shenzhen Gongjin Electronics
Co., Ltd., Class A 16,600 19,586
Ω*Shenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 49,000 27,417
Shenzhen Hopewind Electric
Co., Ltd. 12,800 32,988
*Shenzhen International
Holdings, Ltd. 436,000 370,138
Shenzhen Investment, Ltd. 744,000 91,871
Shenzhen Jinjia Group Co.,
Ltd., Class A 39,700 24,674
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 11,000 11,914
Shenzhen Kaifa Technology
Co., Ltd., Class A 6,000 19,883
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 18,400 29,583
Shenzhen Leaguer Co., Ltd.,
Class A 52,400 77,852
Shenzhen Microgate
Technology Co., Ltd., Class A 15,100 28,557
Shenzhen MTC Co., Ltd.,
Class A 99,400 74,189
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 106,400 38,960
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 73,700 30,606
Shenzhen Pagoda Industrial
Group Corp., Ltd. 156,000 29,898
Shenzhen Senior Technology
Material Co., Ltd., Class A 10,000 15,278
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 400 1,422
Shenzhen Suntak Circuit
Technology Co., Ltd., Class A 19,900 26,188
Shenzhen Tagen Group Co.,
Ltd., Class A 42,900 26,602
Shenzhen Topraysolar Co.,
Ltd. 18,600 9,942
Shenzhen United Winners
Laser Co., Ltd., Class A 3,898 8,821
Shares Value †
CHINA — (Continued)
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 43,200 $ 129,154
Shenzhen Yinghe Technology
Co., Ltd., Class A 7,000 23,069
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 115,889 79,992
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 38,600 200,586
Shinva Medical Instrument
Co., Ltd., Class A 3,400 8,262
Shoucheng Holdings, Ltd. 184,000 24,614
Shougang Fushan Resources
Group, Ltd. 550,000 198,793
Shuangliang Eco-Energy
Systems Co., Ltd., Class A 42,700 43,192
Shui On Land, Ltd. 796,500 72,741
Sichuan Changhong Electric
Co., Ltd., Class A 94,000 217,333
Sichuan Chengfei Integration
Technology Corp., Class A 3,000 7,344
Sichuan Development Lomon
Co., Ltd., Class A 36,200 95,885
Sichuan EM Technology Co.,
Ltd., Class A 25,600 30,815
Sichuan Hebang
Biotechnology Co., Ltd., Class
A 109,700 32,012
Sichuan Hexie Shuangma Co.,
Ltd., Class A 13,900 36,057
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 5,000 22,489
*Sichuan Lutianhua Co., Ltd.,
Class A 38,000 23,084
Sichuan New Energy Power
Co., Ltd., Class A 3,200 5,275
Sichuan Road and Bridge
Group Co., Ltd., Class A 106,980 114,817
Sichuan Yahua Industrial
Group Co., Ltd., Class A 17,200 25,603
Sihuan Pharmaceutical
Holdings Group, Ltd. 1,248,000 117,185
SIIC Environment Holdings,
Ltd. 377,000 46,553
Sinofert Holdings, Ltd. 362,000 54,013
Sinolink Securities Co., Ltd.,
Class A 40,200 51,605
Sinoma International
Engineering Co., Class A 54,700 79,274
Sinoma Science & Technology
Co., Ltd., Class A 31,000 56,408
Sinomach Automobile Co.,
Ltd., Class A 27,100 24,409
*Sinomach Heavy Equipment
Group Co., Ltd. 55,900 27,370
Sinopec Engineering Group
Co., Ltd., Class H 465,500 323,929

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
*Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 770,000 $ 118,852
Sinopharm Group Co., Ltd.,
Class H 424,000 1,054,764
Sino-Platinum Metals Co., Ltd.,
Class A 4,800 9,556
Sinosteel Engineering &
Technology Co., Ltd., Class A 41,100 37,422
Sinotrans, Ltd., Class H 528,000 236,345
Sinotruk Jinan Truck Co., Ltd.,
Class A 23,800 56,029
Skyworth Digital Co., Ltd.,
Class A 29,500 58,976
Skyworth Group, Ltd. 303,121 120,478
Snowsky Salt Industry Group
Co., Ltd., Class A 28,700 22,669
SooChow Securities Co., Ltd.,
Class A 55,200 63,038
Southern Publishing & Media
Co., Ltd. 15,000 29,294
Southwest Securities Co., Ltd.,
Class A 42,600 28,747
SSY Group, Ltd. 50,000 24,246
Stanley Agricultural Group Co.,
Ltd., Class A 18,000 18,359
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 29,400 26,439
State Grid Yingda Co., Ltd.,
Class A 36,800 29,996
STO Express Co., Ltd., Class
A 30,400 46,275
Sumec Corp., Ltd., Class A 28,800 36,445
Sun Art Retail Group, Ltd. 658,500 193,965
*Sun King Technology Group,
Ltd. 298,000 47,147
Suning Universal Co., Ltd.,
Class A 120,100 40,270
Sunrise Group Co., Ltd., Class
A 31,800 24,404
Sunstone Development Co.,
Ltd., Class A 14,400 27,879
Sunward Intelligent Equipment
Co., Ltd., Class A 25,800 28,921
Sunwoda Electronic Co., Ltd.,
Class A 22,600 71,720
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 40,900 180,634
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 76,100 38,755
*Suzhou Secote Precision
Electronic Co., Ltd., Class A 100 996
*Tangrenshen Group Co., Ltd.,
Class A 51,800 38,662
*Tangshan Jidong Cement
Co., Ltd., Class A 37,600 31,334
TangShan Port Group Co.,
Ltd., Class A 139,700 85,648
Shares Value †
CHINA — (Continued)
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 26,600 $ 20,562
Tayho Advanced Materials
Group Co., Ltd., Class A 20,000 27,863
TBEA Co., Ltd., Class A 114,790 227,395
TCL Electronics Holdings, Ltd. 206,000 146,265
TCL Technology Group Corp.,
Class A 396,670 294,949
TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 69,200 123,005
TDG Holdings Co., Ltd. 22,200 24,138
Tencent Music Entertainment
Group, ADR 37,182 413,836
Tian An China Investment Co.,
Ltd. 29,000 14,921
Tian Di Science & Technology
Co., Ltd., Class A 95,000 81,967
Tiangong International Co.,
Ltd. 394,000 90,716
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 32,000 13,254
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 50,200 29,016
Tianjin Port Co., Ltd., Class A 55,200 37,172
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 7,600 19,395
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 14,800 11,482
*Tianma Microelectronics Co.,
Ltd., Class A 29,200 37,443
Tianneng Battery Group Co.,
Ltd. 8,513 35,197
#Tianqi Lithium Corp. 23,000 77,067
Tianrun Industry Technology
Co., Ltd., Class A 54,600 36,845
Tianshan Aluminum Group
Co., Ltd., Class A 120,700 140,210
TianShan Material Co., Ltd.,
Class A 23,800 20,502
Tianshui Huatian Technology
Co., Ltd., Class A 59,900 115,382
Tofflon Science & Technology
Group Co., Ltd., Class A 16,700 29,989
Tong Ren Tang Technologies
Co., Ltd., Class H 164,000 107,795
TongFu Microelectronics Co.,
Ltd., Class A 18,200 68,992
Tongkun Group Co., Ltd.,
Class A 33,300 55,034
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 23,100 18,473
Tongling Nonferrous Metals
Group Co., Ltd., Class A 261,200 124,593
Tongwei Co., Ltd., Class A 90,700 391,286
Tongyu Heavy Industry Co.,
Ltd., Class A 70,800 29,401

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
ΩTopsports International
Holdings, Ltd. 6,000 $ 1,991
TravelSky Technology, Ltd.,
Class H 76,000 106,555
Trina Solar Co., Ltd., Class A 40,751 143,100
*Trip.com Group, Ltd. 68,650 4,423,962
Truking Technology, Ltd.,
Class A 15,000 15,594
Truly International Holdings,
Ltd. 266,000 36,268
*Tsinghua Tongfang Co., Ltd.,
Class A 40,100 47,988
UE Furniture Co., Ltd., Class A 100 174
Unilumin Group Co., Ltd.,
Class A 26,800 26,846
Unisplendour Corp., Ltd.,
Class A 27,400 100,907
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 7,100 14,822
V V Food Beverage Co., Ltd.,
Class A 61,800 25,144
Valiant Co., Ltd., Class A 25,600 38,322
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 7,900 18,720
Vatti Corp., Ltd., Class A 16,000 17,688
Victory Giant Technology
Huizhou Co., Ltd., Class A 13,500 85,286
Vipshop Holdings, Ltd.,
Sponsored ADR 51,390 742,072
*Vnet Group, Inc., Sponsored
ADR 3,693 12,113
Wangneng Environment Co.,
Ltd., Class A 12,600 26,498
Wangsu Science &
Technology Co., Ltd., Class A 81,100 109,683
Wanguo Gold Group, Ltd. 14,000 17,702
Wanxiang Qianchao Co., Ltd.,
Class A 5,700 5,214
Wasion Holdings, Ltd. 162,000 122,942
Wasu Media Holding Co., Ltd.,
Class A 49,100 51,319
Weichai Power Co., Ltd., Class
H 550,000 833,376
Weifu High-Technology Group
Co., Ltd., Class A 15,400 38,328
*Wellhope Foods Co., Ltd.,
Class A 9,900 11,389
West China Cement, Ltd. 628,000 93,702
Western Mining Co., Ltd.,
Class A 26,800 66,513
Western Securities Co., Ltd.,
Class A 47,200 54,300
Windey Energy Technology
Group Co., Ltd., Class A 23,600 44,532
Wingtech Technology Co.,
Ltd., Class A 17,400 106,848
Winner Medical Co., Ltd.,
Class A 9,100 39,820
Shares Value †
CHINA — (Continued)
Wolong Electric Group Co.,
Ltd., Class A 27,200 $ 57,202
Wuchan Zhongda Group Co.,
Ltd., Class A 105,100 73,872
Wuhu Token Science Co.,
Ltd., Class A 52,300 53,490
Wuling Motors Holdings, Ltd. 30,000 1,968
Wushang Group Co., Ltd.,
Class A 13,200 15,482
Ω*Wuxi Biologics Cayman, Inc. 1,054,000 2,215,265
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 18,800 24,081
Wuxi Paike New Materials
Technology Co., Ltd., Class A 3,200 26,088
Wuxi Rural Commercial Bank
Co., Ltd. 40,000 31,875
Wuxi Taiji Industry Co., Ltd.,
Class A 55,500 61,902
XCMG Construction Machinery
Co., Ltd., Class A 259,800 283,205
ΩXiabuxiabu Catering
Management China Holdings
Co., Ltd. 165,500 21,288
Xiamen Bank Co., Ltd., Class
A 72,200 52,774
Xiamen C & D, Inc., Class A 24,900 32,488
*Xiamen Changelight Co., Ltd.,
Class A 29,800 65,053
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 29,000 25,225
Xiamen ITG Group Corp., Ltd.,
Class A 58,000 53,135
Xiamen Port Development Co.,
Ltd., Class A 13,200 12,148
Xiamen Xiangyu Co., Ltd.,
Class A 37,400 30,905
Xi'An Shaangu Power Co.,
Ltd., Class A 18,200 22,444
Xiandai Investment Co., Ltd.,
Class A 41,400 24,046
Xiangcai Co., Ltd., Class A 11,800 12,565
Ω*Xiaomi Corp., Class W 389,200 1,336,648
Xinfengming Group Co., Ltd.,
Class A 34,700 54,768
Xingda International Holdings,
Ltd. 114,453 18,697
Xinjiang Joinworld Co., Ltd.,
Class A 23,900 24,678
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 67,400 36,594
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 89,000 10,418
#*Xinte Energy Co., Ltd., Class
H 38,800 53,800
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 83,800 43,500

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 90,400 $ 49,335
#*Xinyi Energy Holdings, Ltd. 501,239 56,736
*Xinyi Solar Holdings, Ltd. 1,514,000 777,019
Xinyu Iron & Steel Co., Ltd.,
Class A 44,700 23,893
Xinzhi Group Co., Ltd., Class A 17,500 33,709
*XPeng, Inc., Class A 4,200 24,392
Xtep International Holdings,
Ltd. 396,360 293,660
Xuji Electric Co., Ltd., Class A 7,600 32,350
Yangling Metron New Material,
Inc., Class A 8,700 30,990
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 43,000 56,858
Yankuang Energy Group Co.,
Ltd., Class H 465,600 606,075
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 9,100 29,402
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 11,100 20,369
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 15,700 73,898
Yechiu Metal Recycling China,
Ltd., Class A 61,200 22,667
Yeebo International Holdings,
Ltd. 16,000 4,836
Yibin Tianyuan Group Co.,
Ltd., Class A 38,400 24,135
Ω*YiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 51,600 58,540
Yifan Pharmaceutical Co., Ltd.,
Class A 9,000 16,048
Yingkou Jinchen Machinery
Co., Ltd. 2,800 13,140
Yixintang Pharmaceutical
Group Co., Ltd., Class A 13,700 25,794
Yonfer Agricultural Technology
Co., Ltd., Class A 23,000 42,819
Yongjin Technology Group
Co., Ltd. 9,200 24,459
YongXing Special Materials
Technology Co., Ltd., Class A 10,300 55,865
Yotrio Group Co., Ltd., Class A 55,000 24,615
Youngor Fashion Co., Ltd.,
Class A 73,600 77,546
YTO Express Group Co., Ltd.,
Class A 62,000 142,652
Yuexiu Property Co., Ltd. 504,000 416,845
*Yueyang Forest & Paper Co.,
Ltd., Class A 53,600 46,172
Yunda Holding Co., Ltd., Class
A 56,400 65,912
Yunnan Aluminium Co., Ltd.,
Class A 27,800 55,539
Shares Value †
CHINA — (Continued)
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 16,500 $ 13,380
Yunnan Copper Co., Ltd.,
Class A 25,600 47,121
Yunnan Energy Investment
Co., Ltd., Class A 4,400 7,852
Yunnan Energy New Material
Co., Ltd., Class A 22,600 112,876
Yunnan Tin Co., Ltd., Class A 36,400 78,133
Yutong Bus Co., Ltd., Class A 5,000 16,948
ZBOM Home Collection Co.,
Ltd., Class A 10,000 21,030
Zhaojin Mining Industry Co.,
Ltd., Class H 77,500 136,570
Zhefu Holding Group Co., Ltd.,
Class A 108,700 52,460
*Zhejiang Century Huatong
Group Co., Ltd., Class A 91,100 60,326
Zhejiang China Commodities
City Group Co., Ltd., Class A 70,700 105,735
Zhejiang Chint Electrics Co.,
Ltd., Class A 44,300 145,059
Zhejiang Communications
Technology Co., Ltd., Class A 84,360 50,773
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 3,300 2,199
Zhejiang Dahua Technology
Co., Ltd., Class A 48,100 110,940
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 24,600 37,757
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 25,100 30,390
Zhejiang Hailiang Co., Ltd.,
Class A 48,200 59,507
Zhejiang Hailide New Material
Co., Ltd., Class A 24,400 14,617
Zhejiang Hangmin Co., Ltd.,
Class A 23,700 24,505
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 15,400 12,834
*Zhejiang Hisun
Pharmaceutical Co., Ltd.,
Class A 24,900 29,519
Zhejiang Huace Film &
Television Co., Ltd., Class A 32,100 38,054
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 36,700 159,974
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 19,500 21,038
Zhejiang Jingu Co., Ltd., Class
A 52,600 86,857
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 26,700 46,711

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 23,200 $ 53,184
Zhejiang Longsheng Group
Co., Ltd., Class A 50,100 70,709
Zhejiang Medicine Co., Ltd.,
Class A 3,700 8,560
Zhejiang Narada Power
Source Co., Ltd., Class A 43,600 132,919
Zhejiang NHU Co., Ltd., Class
A 20,500 65,114
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 13,400 32,749
Zhejiang Runtu Co., Ltd.,
Class A 12,900 11,746
Zhejiang Semir Garment Co.,
Ltd., Class A 45,400 38,535
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 20,600 14,999
Zhejiang Southeast Space
Frame Co., Ltd., Class A 12,800 8,476
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 53,400 155,004
Zhejiang Wanliyang Co., Ltd.,
Class A 32,600 26,115
Zhejiang Wanma Co., Ltd.,
Class A 22,600 24,890
Zhejiang Wansheng Co., Ltd.,
Class A 18,900 29,035
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 22,500 39,426
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 16,800 19,657
Zhejiang Xinao Textiles, Inc. 18,000 17,778
Zhejiang Yasha Decoration
Co., Ltd., Class A 26,500 14,722
Zhejiang Yinlun Machinery
Co., Ltd., Class A 30,300 80,598
Zhende Medical Co., Ltd.,
Class A 4,700 15,205
Zhengzhou Coal Mining
Machinery Group Co., Ltd.,
Class H 73,200 98,110
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 31,900 22,108
Zheshang Development Group
Co., Ltd. 13,600 11,677
*Zhewen Interactive Group
Co., Ltd., Class A 37,800 29,591
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 164,300 297,137
Zhongji Innolight Co., Ltd.,
Class A 7,560 151,691
Zhongjin Gold Corp., Ltd.,
Class A 30,100 60,218
Shares Value †
CHINA — (Continued)
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 50,900 $ 41,346
Zhongsheng Group Holdings,
Ltd. 306,500 469,937
Zhongtai Securities Co., Ltd.,
Class A 41,600 39,745
Zhongyuan Environment-
Protection Co., Ltd., Class A 28,500 35,946
ΩZhou Hei Ya International
Holdings Co., Ltd. 270,000 53,831
Zhuzhou CRRC Times Electric
Co., Ltd. 8,800 33,788
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 1,200 5,623
Zhuzhou Kibing Group Co.,
Ltd., Class A 50,900 50,415
Zhuzhou Times New Material
Technology Co., Ltd., Class A 15,200 26,293
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 69,500 51,093
ZJAMP Group Co., Ltd. 15,300 18,503
ZJMI Environmental Energy
Co., Ltd., Class A 6,100 10,406
Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 393,600 268,327
ZTE Corp., Class H 17,600 44,009
TOTAL CHINA 203,977,249
COLOMBIA — (0.1%)
Banco de Bogota SA 1,938 12,340
Cementos Argos SA 49,601 96,549
Corp Financiera Colombiana
SA 41,360 141,335
Grupo Argos SA 61,774 271,565
Mineros SA 40,559 33,592
TOTAL COLOMBIA 555,381
CZECHIA — (0.1%)
Komercni Banka AS 25,700 886,260
ΩMoneta Money Bank AS 23,697 117,903
TOTAL CZECHIA 1,004,163
GREECE — (0.5%)
Alpha Services and Holdings
SA 470,936 705,297
Autohellas Tourist and Trading
SA 1,570 19,363
Bank of Greece 2,838 40,670
#ElvalHalcor SA 18,965 35,826
Eurobank Ergasias Services
and Holdings SA 293,506 602,237
Fourlis Holdings SA 4,192 16,770
HELLENiQ ENERGY Holdings
S.A. 28,291 211,927
Motor Oil Hellas Corinth
Refineries SA 6,272 133,732
National Bank of Greece SA 74,229 578,611
Piraeus Financial Holdings SA 281,263 1,049,801
Thrace Plastics Holding and
Co. 2,849 11,382

Dimensional Emerging Markets Value ETF
continued
Shares Value †
GREECE — (Continued)
Titan Cement International SA 5,931 $ 211,198
TOTAL GREECE 3,616,814
HONG KONG — (0.0%)
Beijing Energy International
Holding Co., Ltd. 780,000 16,554
Onewo, Inc., Class H 40,700 119,885
TOTAL HONG KONG 136,439
HUNGARY — (0.2%)
MOL Hungarian Oil & Gas PLC 166,610 1,153,593
Opus Global Nyrt 28,356 39,508
OTP Bank Nyrt 4,035 200,415
TOTAL HUNGARY 1,393,516
INDIA — (19.9%)
*3i Infotech, Ltd. 24,460 8,127
Aarti Pharmalabs, Ltd. 14,855 112,985
ACC, Ltd. 25,345 699,407
*Aditya Birla Capital, Ltd. 94,271 227,846
Aditya Birla Real Estate, Ltd. 9,807 319,893
Advanced Enzyme
Technologies, Ltd. 6,241 35,118
*AGI Greenpac, Ltd. 6,091 68,182
*Ajmera Realty & Infra India,
Ltd. 9,397 101,082
*Alembic Pharmaceuticals, Ltd. 5,431 72,911
*Alembic, Ltd. 36,367 55,593
Allcargo Logistics, Ltd. 125,106 84,077
*Allcargo Terminals, Ltd. 23,804 11,929
*Allied Digital Services, Ltd. 18,190 59,479
Amara Raja Energy & Mobility,
Ltd. 70,292 1,162,474
Ambika Cotton Mills, Ltd. 306 5,756
Ambuja Cements, Ltd. 90,982 628,160
*Anant Raj, Ltd. 13,594 119,763
*Andhra Paper, Ltd. 13,845 16,404
*Andhra Sugars, Ltd. (The) 12,285 15,275
Ω*Antony Waste Handling
Cell, Ltd. 2,003 19,266
*Apar Industries, Ltd. 1,051 125,770
Apollo Tyres, Ltd. 182,840 1,097,980
Arvind, Ltd. 68,643 303,434
*Ashoka Buildcon, Ltd. 72,507 206,597
Ω*Aster DM Healthcare, Ltd. 9,232 48,814
Aurobindo Pharma, Ltd. 115,930 1,925,359
*Automotive Axles, Ltd. 727 15,904
Avadh Sugar & Energy, Ltd. 1,572 11,672
Avanti Feeds, Ltd. 6,674 46,678
Axis Bank, Ltd. 856,192 11,806,894
Bajaj Consumer Care, Ltd. 8,347 22,717
*Bajaj Hindusthan Sugar, Ltd. 477,323 197,772
Bajaj Holdings & Investment,
Ltd. 5,851 713,194
Balmer Lawrie & Co., Ltd. 15,266 43,627
Balrampur Chini Mills, Ltd. 58,916 439,875
Banco Products India, Ltd. 1,450 12,539
ΩBandhan Bank, Ltd. 65,626 142,208
Bank of Baroda 386,220 1,152,695
Bank of India 179,442 231,947
Shares Value †
INDIA — (Continued)
Bank of Maharashtra 263,541 $ 172,066
*Bannari Amman Sugars, Ltd. 624 26,034
BCL Industries, Ltd. 32,828 22,242
Bhansali Engineering
Polymers, Ltd. 11,199 18,032
Bharat Bijlee, Ltd. 610 33,652
*Bharat Heavy Electricals, Ltd. 191,836 545,259
*Bharat Wire Ropes, Ltd. 10,360 29,329
Biocon, Ltd. 58,581 220,220
Birla Corp., Ltd. 8,368 116,241
*Bliss Gvs Pharma, Ltd. 15,118 22,213
Bombay Burmah Trading Co. 6,522 214,804
BSE, Ltd. 2,174 115,455
Canara Bank 652,015 795,961
*Capacit'e Infraprojects, Ltd. 28,371 128,382
*Cartrade Tech, Ltd. 13,095 168,324
*Ceat, Ltd. 13,262 442,544
*Central Bank of India, Ltd. 148,914 102,415
Century Enka, Ltd. 4,579 31,440
Chambal Fertilisers and
Chemicals, Ltd. 83,341 479,314
Cholamandalam Financial
Holdings, Ltd. 11,002 224,439
*CIE Automotive India, Ltd. 22,871 135,127
Cigniti Technologies, Ltd. 84 1,413
Cipla, Ltd. 2,784 51,377
City Union Bank, Ltd. 174,085 363,837
CMS Info Systems, Ltd. 16,622 106,173
ΩCochin Shipyard, Ltd. 22,780 405,610
Confidence Petroleum India,
Ltd. 10,544 9,762
Container Corp. Of India, Ltd. 20,914 210,691
Coromandel International, Ltd. 6,399 126,985
Cosmo First, Ltd. 3,613 33,317
*CSB Bank, Ltd. 22,216 82,960
Cyient, Ltd. 4,918 107,369
Dalmia Bharat Sugar &
Industries, Ltd. 1,663 9,078
Dalmia Bharat, Ltd. 18,566 404,765
*Datamatics Global Services,
Ltd. 1,456 10,051
DB Corp., Ltd. 17,000 65,383
DCB Bank, Ltd. 81,118 118,523
*DCM Shriram Industries, Ltd. 11,769 25,149
DCM Shriram, Ltd. 5,964 74,342
*DCW, Ltd. 85,349 101,563
Deep Industries, Ltd. 4,166 24,029
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 35,264 524,832
Dhampur Bio Organics, Ltd. 236 379
*Dhanlaxmi Bank, Ltd. 20,921 8,718
Dhanuka Agritech, Ltd. 1,199 22,407
Ω*Dilip Buildcon, Ltd. 17,191 102,693
*Dishman Carbogen Amcis,
Ltd. 19,406 44,950
DLF, Ltd. 93,739 913,965
*Dr. Reddy's Laboratories, Ltd. 5,584 84,617
Dr. Reddy's Laboratories, Ltd.,
Sponsored ADR 17,813 1,316,381

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDIA — (Continued)
*Dredging Corp. of India, Ltd. 1,018 $ 12,183
EID Parry India, Ltd. 41,804 400,981
*Electrosteel Castings, Ltd. 196,490 385,006
Engineers India, Ltd. 75,069 173,856
EPL, Ltd. 36,920 118,945
ΩEquitas Small Finance Bank,
Ltd. 90,651 75,346
Escorts Kubota, Ltd. 2,820 125,599
Everest Industries, Ltd. 852 11,410
Everest Kanto Cylinder, Ltd. 7,619 16,608
Excel Industries, Ltd. 991 17,690
Exide Industries, Ltd. 138,403 749,655
*FDC, Ltd. 8,479 55,112
Federal Bank, Ltd. 714,638 1,733,004
*Federal-Mogul Goetze India,
Ltd. 2,481 11,674
*FIEM Industries, Ltd. 56 1,029
Filatex India, Ltd. 66,656 47,967
Finolex Cables, Ltd. 4,761 69,275
Finolex Industries, Ltd. 46,496 167,739
Firstsource Solutions, Ltd. 185,332 749,825
Fortis Healthcare, Ltd. 51,313 381,218
*G R Infraprojects, Ltd. 3,543 68,230
Gabriel India, Ltd. 1,668 9,025
GAIL India, Ltd. 692,696 1,647,502
*Ganesh Benzoplast, Ltd. 11,845 19,961
*Garware Hi-Tech Films, Ltd. 2,088 101,467
*Gateway Distriparks, Ltd. 106,752 111,645
ΩGeneral Insurance Corp. of
India 18,406 80,816
Genus Power Infrastructures,
Ltd. 10,230 50,489
*GHCL Textiles, Ltd. 17,042 21,412
GHCL, Ltd. 17,751 125,956
Ω*Gland Pharma, Ltd. 8,207 161,151
Glenmark Pharmaceuticals,
Ltd. 47,479 956,822
*Globus Spirits, Ltd. 3,997 50,187
*GM Breweries, Ltd. 610 5,783
GNA Axles, Ltd. 2,327 11,101
*Godawari Power and Ispat,
Ltd. 98,615 229,455
Godfrey Phillips India, Ltd. 4,125 325,008
*Godrej Industries, Ltd. 104 1,284
Goldiam International, Ltd. 11,825 49,797
Goodluck India, Ltd. 2,430 27,132
Goodyear India, Ltd. 36 435
Granules India, Ltd. 81,173 549,866
*Graphite India, Ltd. 18,318 115,448
Grasim Industries, Ltd. 75,300 2,414,158
Grauer & Weil India, Ltd. 872 1,055
Great Eastern Shipping Co.,
Ltd. (The) 54,548 836,453
Greaves Cotton, Ltd. 58,977 130,507
Greenpanel Industries, Ltd. 12,101 56,025
Gujarat Alkalies & Chemicals,
Ltd. 6,612 67,342
*Gujarat Ambuja Exports, Ltd. 39,381 62,453
Shares Value †
INDIA — (Continued)
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 58,801 $ 437,164
Gujarat Pipavav Port, Ltd. 104,204 244,591
Gujarat State Petronet, Ltd. 103,851 480,559
Gulf Oil Lubricants India, Ltd. 92 1,295
*Hathway Cable & Datacom,
Ltd. 59,609 13,753
HBL Power Systems, Ltd. 32,217 215,249
HDFC Bank, Ltd. 30,878 637,381
HDFC Bank, Ltd., Sponsored
ADR 97,268 6,130,802
*HEG, Ltd. 45,015 231,429
HeidelbergCement India, Ltd. 4,484 12,349
Heritage Foods, Ltd. 264 1,655
Hero MotoCorp, Ltd. 12,357 733,246
HFCL, Ltd. 312,233 451,865
Hikal, Ltd. 9,131 41,335
HIL, Ltd. 1,502 49,340
Himadri Speciality Chemical,
Ltd. 145,702 992,963
Himatsingka Seide, Ltd. 6,662 13,479
*Hindalco Industries, Ltd. 434,167 3,542,318
*HLV, Ltd. 78,142 17,610
Honda India Power Products,
Ltd. 20 892
Huhtamaki India, Ltd. 5,143 17,438
I G Petrochemicals, Ltd. 2,050 14,032
ICICI Bank, Ltd. 2,974 45,705
*IDFC First Bank, Ltd. 1,576,935 1,236,437
IFGL Refractories, Ltd. 1,802 12,120
IIFL Securities, Ltd. 792 3,587
*India Cements, Ltd. (The) 52,639 227,806
*India Glycols, Ltd. 3,858 54,984
India Nippon Electricals, Ltd. 2,433 20,303
Indian Bank 55,486 391,006
Indian Hume Pipe Co, Ltd.
(The) 3,695 19,530
Indian Metals & Ferro Alloys,
Ltd. 3,616 29,096
*Indian Overseas Bank 51,205 33,164
*Indo Count Industries, Ltd. 7,306 33,712
Indoco Remedies, Ltd. 11,595 42,802
*Indus Towers, Ltd. 329,266 1,333,530
IndusInd Bank, Ltd. 121,732 1,528,196
Infibeam Avenues, Ltd. 677,989 234,795
Info Edge India, Ltd. 10,101 893,856
Insecticides India, Ltd. 1,876 19,187
IOL Chemicals and
Pharmaceuticals, Ltd. 16,424 78,305
Ipca Laboratories, Ltd. 11,871 224,301
ΩIRCON International, Ltd. 98,972 256,169
*ISGEC Heavy Engineering,
Ltd. 2,814 45,080
ITD Cementation India, Ltd. 5,722 38,478
*J Kumar Infraprojects, Ltd. 16,847 158,951
Jagran Prakashan, Ltd. 524 559
*Jain Irrigation Systems, Ltd. 167,919 128,506
*Jammu & Kashmir Bank, Ltd.
(The) 173,672 207,428

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDIA — (Continued)
Jindal Drilling & Industries, Ltd. 2,821 $ 22,538
*Jindal Poly Films, Ltd. 1,124 10,148
*Jindal Saw, Ltd. 169,600 638,373
Jindal Stainless, Ltd. 55,138 442,815
*Jindal Steel & Power, Ltd. 118,514 1,297,384
*Jio Financial Services, Ltd. 482,045 1,847,664
JK Lakshmi Cement, Ltd. 17,716 170,700
JK Paper, Ltd. 42,513 233,253
JK Tyre & Industries, Ltd. 88,151 416,191
JSW Energy, Ltd. 89,416 722,198
JSW Steel, Ltd. 235,862 2,703,039
*Jubilant Ingrevia, Ltd. 19,649 167,488
*Jubilant Pharmova, Ltd. 22,351 322,096
Kalpataru Projects
International, Ltd. 19,392 293,845
*Kalyani Steels, Ltd. 5,055 48,265
Karnataka Bank, Ltd. (The) 110,128 284,245
Karur Vysya Bank, Ltd. (The) 197,664 531,218
Kaveri Seed Co., Ltd. 7,029 76,149
KCP, Ltd. (The) 41,574 106,572
KEC International, Ltd. 17,236 201,885
*Kellton Tech Solutions, Ltd. 12,832 21,359
Kirloskar Brothers, Ltd. 1,698 39,005
Kirloskar Ferrous Industries,
Ltd. 2,567 19,130
Kirloskar Industries, Ltd. 644 36,771
*Kirloskar Oil Engines, Ltd. 23,451 319,875
Kitex Garments, Ltd. 4,243 29,474
KNR Constructions, Ltd. 71,441 252,336
Kolte-Patil Developers, Ltd. 2,642 11,544
Kopran, Ltd. 10,603 36,209
KRBL, Ltd. 2,229 7,741
Krsnaa Diagnostics, Ltd. 6,647 74,453
Larsen & Toubro, Ltd. 42,360 1,824,800
*LG Balakrishnan & Bros, Ltd. 5,965 93,430
Lincoln Pharmaceuticals, Ltd. 2,542 20,551
LT Foods, Ltd. 51,777 240,270
Lumax Auto Technologies, Ltd. 196 1,217
*Lupin, Ltd. 31,577 821,268
Maharashtra Seamless, Ltd. 18,866 140,419
*Mahindra & Mahindra, Ltd. 172,559 5,599,439
*Maithan Alloys, Ltd. 1,424 17,440
*Man Industries India, Ltd. 7,059 26,881
*Manali Petrochemicals, Ltd. 27,921 23,808
*Mangalam Cement, Ltd. 4,051 40,271
Marksans Pharma, Ltd. 44,119 151,976
Maruti Suzuki India, Ltd. 3,732 491,606
Mastek, Ltd. 856 29,409
*Max Estates, Ltd. 220 1,492
Mayur Uniquoters, Ltd. 6,342 46,430
Mazagon Dock Shipbuilders,
Ltd. 2,587 125,515
*Meghmani Organics, Ltd. 25,223 30,069
MOIL, Ltd. 42,901 168,137
Monte Carlo Fashions, Ltd. 1,083 10,038
*Morepen Laboratories, Ltd. 249,842 237,344
MRF, Ltd. 867 1,263,330
Natco Pharma, Ltd. 34,896 582,228
Shares Value †
INDIA — (Continued)
National Aluminium Co., Ltd. 448,596 $ 1,212,741
National Fertilizers, Ltd. 58,337 77,238
*Nava, Ltd. 24,851 284,370
*Navneet Education, Ltd. 25,882 44,367
*NCC, Ltd. 483,314 1,717,454
NCL Industries, Ltd. 7,707 18,872
*Nectar Lifesciences, Ltd. 21,819 9,782
*NESCO, Ltd. 7,289 85,870
Neuland Laboratories, Ltd. 596 103,531
NIIT Learning Systems, Ltd. 7,301 37,931
NIIT, Ltd. 24,329 44,858
Nitin Spinners, Ltd. 8,799 43,542
NMDC, Ltd. 431,478 1,138,498
NOCIL, Ltd. 33,641 115,182
NRB Bearings, Ltd. 5,756 17,658
Oberoi Realty, Ltd. 17,945 419,738
*Odigma Consultancy
Solutions, Ltd. 7,617 11,529
Orient Cement, Ltd. 37,022 153,109
*Orient Green Power Co., Ltd. 324,511 73,442
Orient Paper & Industries, Ltd. 41,691 20,913
Panama Petrochem, Ltd. 4,547 20,600
Ω*Parag Milk Foods, Ltd. 15,959 39,287
*Patel Engineering, Ltd. 274,562 168,356
PCBL, Ltd. 97,750 477,728
*Pennar Industries, Ltd. 27,928 64,633
Petronet LNG, Ltd. 310,075 1,227,965
Piramal Pharma, Ltd. 216,489 691,205
PNC Infratech, Ltd. 35,206 133,206
Polyplex Corp., Ltd. 8,883 121,319
Power Mech Projects, Ltd. 2,682 94,235
Prakash Industries, Ltd. 28,748 57,037
Prakash Pipes, Ltd. 3,337 21,777
ΩPrataap Snacks, Ltd. 613 7,765
Precision Wires India, Ltd. 589 1,343
Prestige Estates Projects, Ltd. 36,310 706,650
*PSP Projects, Ltd. 1,663 11,901
Punjab National Bank 536,876 625,074
ΩQuess Corp., Ltd. 18,980 163,196
Rain Industries, Ltd. 117,258 225,309
Rallis India, Ltd. 32,331 130,364
*Ramco Cements, Ltd. (The) 40,120 422,999
*Ramky Infrastructure, Ltd. 5,854 43,780
Rane Holdings, Ltd. 1,736 38,587
Rashtriya Chemicals &
Fertilizers, Ltd. 94,412 181,209
*Raymond Lifestyle, Ltd. 9,328 245,224
Raymond, Ltd. 11,661 226,858
Ω*RBL Bank, Ltd. 238,812 482,104
Redington, Ltd. 236,244 546,344
Reliance Industries, Ltd. 1,395,232 22,102,529
ΩReliance Industries, Ltd.,
GDR 22,330 1,397,858
Rico Auto Industries, Ltd. 13,735 15,712
RITES, Ltd. 18,218 65,138
*RPSG Ventures, Ltd. 5,073 61,737
*RSWM, Ltd. 8,717 19,835
Rupa & Co., Ltd. 6,251 19,403

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDIA — (Continued)
Sagar Cements, Ltd. 16,336 $ 43,567
Samvardhana Motherson
International, Ltd. 722,495 1,554,778
Sangam India, Ltd. 1,491 6,967
*Sanghvi Movers, Ltd. 4,788 23,047
*Sarda Energy & Minerals, Ltd. 24,234 130,902
Sasken Technologies, Ltd. 1,872 37,386
Savita Oil Technologies, Ltd. 5,256 33,429
*Selan Exploration
Technology, Ltd. 138 1,473
Seshasayee Paper & Boards,
Ltd. 10,025 36,852
ΩSH Kelkar & Co., Ltd. 10,043 34,613
*Shalby, Ltd. 10,879 30,559
Shankara Building Products,
Ltd. 585 3,423
*Sharda Cropchem, Ltd. 6,327 56,817
*Shilpa Medicare, Ltd. 17,006 170,725
Shipping Corp. of India Land
and Assets, Ltd. 16,981 12,697
Shipping Corp. of India, Ltd. 103,356 265,992
Shree Cement, Ltd. 52 15,505
*SIS, Ltd. 13,981 66,840
Snowman Logistics, Ltd. 23,422 19,028
*Sobha, Ltd. 10,827 204,523
*Solara Active Pharma
Sciences, Ltd. 6,993 64,432
Somany Ceramics, Ltd. 1,016 7,832
South Indian Bank, Ltd. (The) 900,416 262,352
*SP Apparels, Ltd. 777 8,421
*Star Cement, Ltd. 28,323 67,882
State Bank of India 655,785 6,396,704
State Bank of India, GDR 837 80,854
Steel Authority of India, Ltd. 348,413 479,612
*Sterlite Technologies, Ltd. 13,403 18,871
Strides Pharma Science, Ltd. 7,567 139,981
Subros, Ltd. 2,395 18,018
Sun TV Network, Ltd. 33,905 303,300
*Sundaram-Clayton, Ltd. 596 15,987
*Sunflag Iron & Steel Co., Ltd. 12,331 30,020
Surya Roshni, Ltd. 15,821 127,313
*Suryoday Small Finance
Bank, Ltd. 19,951 35,552
Swan Energy, Ltd. 10,588 62,934
Swelect Energy Systems, Ltd. 1,292 17,606
Tamil Nadu Newsprint &
Papers, Ltd. 6,781 14,364
Tamilnad Mercantile Bank, Ltd. 10,453 55,966
Tamilnadu Petroproducts, Ltd. 9,298 9,453
Tata Chemicals, Ltd. 65,836 899,540
*Tata Consumer Products, Ltd. 8,674 103,419
Tata Motors, Ltd. 182,030 1,805,552
Tata Steel, Ltd. 2,503,966 4,423,900
TD Power Systems, Ltd. 420 2,062
Techno Electric & Engineering
Co., Ltd. 3,187 59,295
Texmaco Rail & Engineering,
Ltd. 21,164 55,944
Thirumalai Chemicals, Ltd. 15,325 55,551
Shares Value †
INDIA — (Continued)
Time Technoplast, Ltd. 85,269 $ 429,153
Titagarh Rail System, Ltd. 388 5,637
*TransIndia Real Estate, Ltd. 23,804 11,312
*Trident, Ltd. 8,187 3,372
Triveni Engineering &
Industries, Ltd. 32,674 161,221
*TTK Healthcare, Ltd. 1,001 18,292
TV Today Network, Ltd. 7,747 18,233
TVS Holdings, Ltd. 596 86,891
*TVS Srichakra, Ltd. 1,545 70,411
Uflex, Ltd. 7,725 53,579
Ω*Ujjivan Small Finance Bank,
Ltd. 319,274 144,627
*Unichem Laboratories, Ltd. 2,679 26,496
Union Bank of India, Ltd. 544,361 758,540
*Universal Cables, Ltd. 3,254 25,775
*UPL, Ltd. 32,014 210,790
*Usha Martin, Ltd. 8,228 41,577
UTI Asset Management Co.,
Ltd. 7,222 114,532
*VA Tech Wabag, Ltd. 14,937 315,833
Vardhman Special Steels, Ltd. 3,005 9,535
Vardhman Textiles, Ltd. 34,650 193,655
*Vascon Engineers, Ltd. 28,254 18,598
Vedanta, Ltd. 211,319 1,166,214
Veedol Corporation, Ltd. 40 923
Venky's India, Ltd. 1,912 41,181
Vesuvius India, Ltd. 592 37,115
*Vikas Lifecare, Ltd. 175,719 9,655
*Vindhya Telelinks, Ltd. 1,406 33,448
Visaka Industries, Ltd. 4,990 6,058
*Voltamp Transformers, Ltd. 361 49,809
Welspun Corp., Ltd. 75,008 649,269
*Welspun Enterprises, Ltd. 12,854 76,082
Welspun Living, Ltd. 60,963 110,353
West Coast Paper Mills, Ltd. 8,239 55,723
Wipro, Ltd. 305,651 2,005,776
#Wipro, Ltd., Sponsored ADR 124,048 803,831
Wonderla Holidays, Ltd. 710 7,353
*Yes Bank, Ltd. 4,375,200 1,061,459
Zensar Technologies, Ltd. 38,992 326,362
*Zomato, Ltd. 76,384 219,606
Zydus Lifesciences, Ltd. 32,748 389,944
Zydus Wellness, Ltd. 5,783 133,990
TOTAL INDIA 155,068,913
INDONESIA — (1.8%)
ABM Investama TBK PT 131,000 33,220
Adaro Energy Indonesia TBK
PT 3,165,300 730,066
*Adhi Karya Persero TBK PT 1,030,100 18,902
Adi Sarana Armada TBK PT 518,600 25,608
AKR Corporindo TBK PT 1,487,200 127,921
*Alam Sutera Realty TBK PT 709,500 9,403
Aneka Tambang TBK 3,896,100 397,181
Aspirasi Hidup Indonesia TBK
PT 5,612,600 321,844
Astra Agro Lestari TBK PT 156,200 67,426
Astra International TBK PT 6,725,700 2,185,478

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDONESIA — (Continued)
Astra Otoparts TBK PT 231,700 $ 37,054
Bank BTPN Syariah TBK PT 473,200 32,109
*Bank Mayapada International
TBK PT 363,164 5,137
Bank Maybank Indonesia TBK
PT 1,396,200 20,282
Bank Negara Indonesia
Persero TBK PT 1,822,200 609,529
*Bank Neo Commerce TBK PT 1,880,700 31,874
Bank OCBC Nisp TBK PT 1,185,700 103,499
*Bank Pan Indonesia TBK PT 1,296,100 156,903
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 491,100 30,664
Bank Pembangunan Daerah
Jawa Timur TBK PT 391,900 13,983
Bank Tabungan Negara
Persero TBK PT 2,823,512 252,758
BISI International TBK PT 390,800 33,614
Blue Bird TBK PT 160,700 21,502
*Buana Lintas Lautan TBK PT 7,192,700 59,576
Bukit Asam TBK PT 1,399,200 263,882
*Bumi Resources Minerals
TBK PT 18,937,600 444,029
*Bumi Resources TBK PT 20,014,500 177,255
*Bumi Serpong Damai TBK PT 1,814,000 141,005
Ciputra Development TBK PT 3,409,400 291,086
Dayamitra Telekomunikasi PT 4,927,300 197,783
Delta Dunia Makmur TBK PT 976,600 41,690
Dharma Satya Nusantara TBK
PT 1,541,800 108,059
Elang Mahkota Teknologi TBK
PT 4,454,700 144,753
Elnusa TBK PT 3,456,800 105,279
*Energi Mega Persada TBK PT 3,731,900 67,528
Erajaya Swasembada TBK PT 2,313,200 66,323
ESSA Industries Indonesia
TBK PT 3,084,000 193,548
Gajah Tunggal TBK PT 552,700 46,836
*Gudang Garam TBK PT 162,300 145,548
Hexindo Adiperkasa TBK PT 63,000 22,278
Indah Kiat Pulp & Paper TBK
PT 631,900 325,110
Indika Energy TBK PT 802,700 79,528
Indo Tambangraya Megah
TBK PT 135,800 216,960
Indocement Tunggal Prakarsa
TBK PT 362,400 166,249
Indofood Sukses Makmur TBK
PT 1,546,300 748,766
Indomobil Sukses
Internasional TBK PT 280,500 22,608
*Intiland Development TBK PT 884,000 10,420
Japfa Comfeed Indonesia TBK
PT 1,960,700 228,613
*Kawasan Industri Jababeka
TBK PT 7,341,500 90,746
Medco Energi Internasional
TBK PT 3,108,600 253,521
Shares Value †
INDONESIA — (Continued)
*Media Nusantara Citra TBK
PT 2,107,800 $ 44,318
Metrodata Electronics TBK PT 1,864,800 75,447
Mitra Adiperkasa TBK PT 2,133,900 214,818
*MNC Land TBK PT 2,089,600 22,367
Mulia Industrindo TBK PT 405,500 8,681
Pabrik Kertas Tjiwi Kimia TBK
PT 474,200 223,580
Pakuwon Jati TBK PT 5,403,200 164,557
*Panin Financial TBK PT 7,036,000 213,389
Panin Sekuritas TBK PT 1,400 148
*PP Persero TBK PT 929,600 26,416
Prodia Widyahusada TBK PT 52,700 10,040
Puradelta Lestari TBK PT 3,002,600 31,566
Rukun Raharja TBK PT 275,600 31,695
Salim Ivomas Pratama TBK PT 373,300 10,085
Samudera Indonesia TBK PT 1,720,300 37,267
Sarana Menara Nusantara
TBK PT 4,795,000 244,409
Semen Indonesia Persero
TBK PT 1,413,175 355,657
Siloam International Hospitals
TBK PT 1,600 382
Summarecon Agung TBK PT 5,563,900 237,516
Surya Citra Media TBK PT 7,487,000 65,830
Surya Semesta Internusa TBK
PT 1,644,500 128,354
Tempo Scan Pacific TBK PT 275,100 46,624
*Timah TBK PT 1,350,400 112,282
Triputra Agro Persada PT 1,331,600 78,479
Tunas Baru Lampung TBK PT 492,400 21,334
United Tractors TBK PT 605,800 1,059,523
*Vale Indonesia TBK PT 677,169 164,816
*Wijaya Karya Persero TBK PT 672,000 16,184
*Wintermar Offshore Marine
TBK PT 382,300 13,153
XL Axiata TBK PT 1,702,280 244,035
TOTAL INDONESIA 13,827,888
KOREA, REPUBLIC OF — (10.5%)
Advanced Process Systems
Corp. 3,307 42,799
Aekyung Chemical Co., Ltd. 2,254 17,117
Ajin Industrial Co., Ltd. 10,771 21,113
*ALUKO Co., Ltd. 28,349 47,556
*Ananti, Inc. 8,659 32,126
Asia Cement Co., Ltd. 4,339 33,769
ASIA Holdings Co., Ltd. 157 28,840
Asia Paper Manufacturing Co.,
Ltd. 6,534 38,352
BH Co., Ltd. 5,200 63,041
Binggrae Co., Ltd. 1,075 49,310
*BioSmart Co., Ltd. 6,520 17,363
BNK Financial Group, Inc. 55,963 382,819
Byucksan Corp. 2,910 4,207
Chongkundang Holdings Corp. 225 9,098
*<Chorokbaem Media Co., Ltd. 2,648 1,944
CJ CheilJedang Corp. 2,858 568,493
CJ Corp. 3,805 283,445

Dimensional Emerging Markets Value ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*CJ ENM Co., Ltd. 4,301 $ 196,038
CJ Freshway Corp. 880 11,306
CJ Logistics Corp. 2,382 151,550
Cosmax, Inc. 779 85,182
Cuckoo Homesys Co., Ltd. 1,844 29,731
Dae Won Kang Up Co., Ltd. 12,599 36,108
Daechang Forging Co., Ltd. 5,902 21,769
Daehan Steel Co., Ltd. 1,243 12,007
Daesang Corp. 9,078 135,512
Daesang Holdings Co., Ltd. 6,835 43,486
*Daewoo Engineering &
Construction Co., Ltd. 51,340 131,512
Daewoong Co., Ltd. 5,006 94,134
Daishin Securities Co., Ltd. 6,119 76,266
DB Financial Investment Co.,
Ltd. 9,909 38,774
DB HiTek Co., Ltd. 5,477 154,785
DB Insurance Co., Ltd. 13,970 1,106,465
DGB Financial Group, Inc. 56,098 332,116
DI Dong Il Corp. 1,513 42,430
DL Holdings Co., Ltd. 1,494 44,333
DMS Co., Ltd. 2,720 10,860
DN Automotive Corp. 3,595 50,148
Dong-A Socio Holdings Co.,
Ltd. 757 68,240
Dongbang Transport Logistics
Co., Ltd. 21,415 35,924
DongKook Pharmaceutical
Co., Ltd. 44 574
Dongkuk Holdings Co., Ltd. 879 5,026
Dongkuk Industries Co., Ltd. 17,707 86,995
Dongkuk Steel Mill Co., Ltd. 5,183 32,788
Dongsung Chemical Co., Ltd. 5,865 18,317
Dongwha Pharm Co., Ltd. 6,386 34,799
Dongwon F&B Co., Ltd. 1,848 42,651
Doosan Bobcat, Inc. 22,110 600,815
Doosan Co., Ltd. 1,614 234,498
*Doosan Enerbility Co., Ltd. 2,690 39,083
DY POWER Corp. 2,327 20,741
Ecoplastic Corp. 14,123 28,962
E-MART, Inc. 4,374 206,973
ENF Technology Co., Ltd. 2,997 35,247
Eugene Investment &
Securities Co., Ltd. 35,531 101,444
FarmStory Co., Ltd. 10,208 9,646
Fila Holdings Corp. 3,632 105,012
*Gaon Cable Co., Ltd. 1,817 49,572
Green Cross Corp. 615 72,374
GS Global Corp. 23,111 52,335
GS Holdings Corp. 13,048 389,549
GS Retail Co., Ltd. 10,783 168,777
HAESUNG DS Co., Ltd. 2,733 53,076
Haesung Industrial Co., Ltd. 2,002 9,720
Hana Financial Group, Inc. 84,424 3,664,491
Hana Pharm Co., Ltd. 2,447 19,753
Handok, Inc. 2,580 25,931
Handsome Co., Ltd. 1,940 21,902
Hanil Cement Co., Ltd. 3,087 31,742
Hanil Holdings Co., Ltd. 2,562 25,917
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Hankook Tire & Technology
Co., Ltd. 8,822 $ 225,664
HanmiGlobal Co., Ltd. 3,826 40,423
Hanon Systems 18,428 53,014
Hansol Paper Co., Ltd. 2,756 18,713
Hansol Technics Co., Ltd. 5,416 17,111
Hanwha Aerospace Co., Ltd. 1,264 337,067
Hanwha Corp. 7,517 152,791
*Hanwha Galleria Corp. 52,471 48,821
Hanwha General Insurance
Co., Ltd. 15,664 54,370
*Hanwha Industrial Solutions
Co., Ltd. 1,401 42,944
*Hanwha Investment &
Securities Co., Ltd. 22,006 56,929
Hanwha Life Insurance Co.,
Ltd. 58,383 125,227
Hanwha Solutions Corp. 19,358 300,891
Hanwha Systems Co., Ltd. 372 4,922
Hanyang Eng Co., Ltd. 3,344 41,291
Hanyang Securities Co., Ltd. 4,524 40,487
Harim Co., Ltd. 4,508 9,392
Harim Holdings Co., Ltd. 7,292 28,481
HD Hyundai Co., Ltd. 12,951 748,906
HD Hyundai Construction
Equipment Co., Ltd. 6,431 239,997
HD Hyundai Infracore Co., Ltd. 59,696 287,666
*HD HYUNDAI MIPO 26 2,069
*HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 7,370 979,462
HDC Holdings Co., Ltd. 6,269 51,106
HDC Hyundai Development
Co-Engineering & Construction 15,088 216,699
HK inno.N Corp. 3,255 116,991
HL Holdings Corp. 1,160 29,378
HL Mando Co., Ltd. 13,753 362,262
Home Center Holdings Co.,
Ltd. 13,331 7,844
HS Industries Co., Ltd. 6,636 20,485
*Huneed Technologies 4,136 23,887
Husteel Co., Ltd. 2,303 6,684
Hwa Shin Co., Ltd. 11,213 71,747
Hyosung Heavy Industries
Corp. 2,002 581,741
Hyosung TNC Corp. 571 127,647
Hyundai Bioland Co., Ltd. 903 3,370
Hyundai Department Store
Co., Ltd. 2,569 87,681
Hyundai Glovis Co., Ltd. 10,754 951,495
Hyundai Green Food 3,353 28,355
Hyundai Marine & Fire
Insurance Co., Ltd. 19,083 419,688
Hyundai Motor Co. 43,118 6,717,659
Hyundai Motor Securities Co.,
Ltd. 2,475 15,747
Hyundai Steel Co. 13,317 244,628
Hyundai Wia Corp. 5,600 169,217
Iljin Electric Co., Ltd. 8,115 146,717
iMarketKorea, Inc. 4,447 27,101

Dimensional Emerging Markets Value ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Industrial Bank of Korea 76,035 $ 776,879
Innocean Worldwide, Inc. 5,092 73,096
IS Dongseo Co., Ltd. 1,707 24,987
JB Financial Group Co., Ltd. 30,564 396,668
*Jeju Semiconductor Corp. 1,650 14,491
Jinsung T.E.C. 3,633 22,588
*<Kanglim Co., Ltd. 2,403 329
Kangnam Jevisco Co., Ltd. 563 10,199
Kangwon Land, Inc. 3,300 42,709
KB Financial Group, Inc. 94,200 6,163,957
KB Financial Group, Inc.,
Sponsored ADR 1,229 80,180
KC Tech Co., Ltd. 876 22,979
KCC Glass Corp. 2,353 66,839
KCTC 9,842 32,236
KEPCO Plant Service &
Engineering Co., Ltd. 347 11,278
KG Chemical Corp. 12,006 34,583
KG DONGBUSTEEL 12,210 60,431
KG Eco Solution Co., Ltd. 5,486 20,712
*KG Mobility Co. 13,498 44,064
*Kib Plug Energy 102,287 30,093
KISWIRE, Ltd. 1,499 20,921
KIWOOM Securities Co., Ltd. 2,823 275,345
Kolon Industries, Inc. 2,391 56,310
Kolon Mobility Group Corp. 3,585 6,027
*Korea Circuit Co., Ltd. 5,606 41,111
Korea Electric Terminal Co.,
Ltd. 802 44,342
Korea Fuel-Tech Corp. 6,889 25,310
Korea Investment Holdings
Co., Ltd. 10,768 601,603
*Korea Line Corp. 49,960 65,201
Korea Movenex Co., Ltd. 6,300 16,412
Korea Petrochemical Ind Co.,
Ltd. 722 56,295
Korea Petroleum Industries
Co. 2,292 26,175
Korea United Pharm, Inc. 2,302 34,780
Korea Zinc Co., Ltd. 886 640,745
Korean Air Lines Co., Ltd. 62,364 1,080,072
Korean Reinsurance Co. 30,584 209,212
KSS LINE, Ltd. 3,383 23,607
KT&G Corp. 1,343 106,759
KTCS Corp. 14,487 29,919
Kukdong Oil & Chemicals Co.,
Ltd. 10,024 27,021
Kumho Petrochemical Co., Ltd. 4,289 443,197
*Kumho Tire Co., Inc. 14,954 48,059
Kumkang Kind Co., Ltd. 3,341 9,914
Kwang Dong Pharmaceutical
Co., Ltd. 8,989 36,086
Kyeryong Construction
Industrial Co., Ltd. 1,209 11,626
Kyobo Securities Co., Ltd. 11,111 43,075
*LB Semicon, Inc. 526 1,704
LG Chem, Ltd. 8,740 1,985,500
LG Corp. 18,693 1,025,406
*LG Display Co., Ltd. 79,012 609,194
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*LG Display Co., Ltd.,
Sponsored ADR 25,795 $ 96,989
LG Electronics, Inc. 34,726 2,252,157
LG H&H Co., Ltd. 1,738 417,498
LG HelloVision Co., Ltd. 5,198 9,850
LG Innotek Co., Ltd. 449 57,784
LG Uplus Corp. 69,568 504,620
Lotte Chemical Corp. 448 30,970
Lotte Chilsung Beverage Co.,
Ltd. 931 82,306
Lotte Corp. 6,722 116,661
Lotte Innovate Co., Ltd. 472 7,798
*Lotte Non-Life Insurance Co.,
Ltd. 10,896 17,923
Lotte Rental Co., Ltd. 3,396 70,873
Lotte Shopping Co., Ltd. 1,186 56,722
Lotte Wellfood Co., Ltd. 690 65,250
LS Corp. 5,427 411,351
LS Electric Co., Ltd. 2,099 222,524
LX Hausys, Ltd. 2,033 58,412
LX INTERNATIONAL Corp. 9,533 210,693
Maeil Dairies Co., Ltd. 945 26,330
Mcnex Co., Ltd. 2,119 26,672
Meritz Financial Group, Inc. 4,021 299,244
*Mirae Asset Life Insurance
Co., Ltd. 8,305 31,715
Mirae Asset Securities Co.,
Ltd. 45,136 296,328
*MONAYONGPYONG 9,295 25,393
Namhae Chemical Corp. 3,217 15,222
Nature Holdings Co., Ltd.
(The) 1,843 13,302
NAVER Corp. 207 25,500
NCSoft Corp. 353 55,636
Neowiz 6,669 101,001
*Nepes Ark Corp. 1,112 10,604
Ω*Netmarble Corp. 2,101 88,303
Nexen Corp. 3,563 11,760
Nexen Tire Corp. 10,152 49,656
NH Investment & Securities
Co., Ltd. 39,692 384,552
NICE Holdings Co., Ltd. 6,039 49,319
Nong Shim Holdings Co., Ltd. 520 25,510
NongShim Co., Ltd. 675 183,179
NOROO Paint & Coatings Co.,
Ltd. 5,203 31,784
NOVAREX Co., Ltd. 5,634 40,214
OCI Co., Ltd. 1,162 60,879
OCI Holdings Co., Ltd. 2,860 142,586
Orion Corp. 775 56,047
Ottogi Corp. 415 126,755
Paik Kwang Industrial Co., Ltd. 3,096 21,425
Pan Ocean Co., Ltd. 49,932 128,629
Paradise Co., Ltd. 8,457 64,837
Partron Co., Ltd. 15,185 78,456
Poongsan Corp. 8,054 405,034
POSCO Holdings, Inc. 12,236 2,974,767
POSCO Holdings, Inc.,
Sponsored ADR 2,776 166,865

Dimensional Emerging Markets Value ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Posco International Corp. 3,338 $ 126,505
POSCO Steeleon Co., Ltd. 1,348 35,409
Protec Co., Ltd. 227 5,535
Sajodaerim Corp. 918 29,170
SAMHWA Paints Industrial
Co., Ltd. 7,020 37,542
Samji Electronics Co., Ltd. 1,704 10,804
Sammok S-Form Co., Ltd. 441 6,903
SAMPYO Cement Co., Ltd. 2,000 4,464
*Samsung E&A Co., Ltd. 2,924 37,842
Samsung Electronics Co., Ltd. 115,805 4,967,867
Samsung Electronics Co., Ltd.,
Registered, GDR 846 895,914
Samsung Fire & Marine
Insurance Co., Ltd. 803 195,804
*Samsung Heavy Industries
Co., Ltd. 37,970 263,864
Samsung Life Insurance Co.,
Ltd. 15,724 1,156,512
Samsung SDI Co., Ltd. 792 187,670
Samsung Securities Co., Ltd. 12,309 409,408
SAMT Co., Ltd. 24,388 54,961
Samyang Corp. 1,158 41,663
Samyang Packaging Corp. 801 9,513
SeAH Besteel Holdings Corp. 6,015 86,477
SeAH Steel Corp. 488 40,242
SeAH Steel Holdings Corp. 380 46,977
Seoul Semiconductor Co., Ltd. 10,434 71,072
Seoyon Co., Ltd. 5,014 26,342
Seoyon E-Hwa Co., Ltd. 6,821 67,716
SFA Engineering Corp. 4,853 74,378
SGC Energy Co., Ltd. 2,820 54,357
Shin Heung Energy &
Electronics Co., Ltd. 3,928 21,433
Shindaeyang Paper Co., Ltd. 2,503 10,665
Shinhan Financial Group Co.,
Ltd. 101,760 3,782,817
#Shinhan Financial Group Co.,
Ltd., Sponsored ADR 5,410 204,606
Shinsegae International, Inc. 3,113 29,551
Shinsegae, Inc. 2,973 331,339
*SK Eternix Co., Ltd. 2,457 27,187
SK Gas, Ltd. 664 96,087
SK Hynix, Inc. 94,041 12,695,535
Ω*SK IE Technology Co., Ltd. 100 2,493
*SK Innovation Co., Ltd. 1,659 141,135
SK Networks Co., Ltd. 23,853 90,918
SK, Inc. 10,484 1,125,890
SL Corp. 4,998 120,061
SNT Motiv Co., Ltd. 2,019 66,861
S-Oil Corp. 14,265 592,308
Songwon Industrial Co., Ltd. 1,929 19,080
Suheung Co., Ltd. 765 8,770
Sung Kwang Bend Co., Ltd. 11,268 105,168
Sungshin Cement Co., Ltd. 4,502 26,262
Sungwoo Hitech Co., Ltd. 17,869 81,576
*Taewoong Co., Ltd. 2,832 28,423
TechWing, Inc. 507 16,386
*Theragen Etex Co., Ltd. 5,548 13,850
Shares Value †
KOREA, REPUBLIC OF — (Continued)
TK Corp. 5,883 $ 52,606
TKG Huchems Co., Ltd. 2,296 33,059
Tongyang Life Insurance Co.,
Ltd. 15,162 67,130
Tovis Co., Ltd. 56 846
TS Corp. 13,029 27,380
Unid Co., Ltd. 261 13,277
Unitrontech Co., Ltd. 3,104 11,213
Value Added Technology Co.,
Ltd. 1,289 21,250
WiSoL Co., Ltd. 5,523 24,533
Wonik Materials Co., Ltd. 3,394 53,492
*Woongjin Thinkbig Co., Ltd. 7,607 9,658
*Wooree Bio Co., Ltd. 16,231 41,048
Woori Financial Group, Inc. 159,188 1,779,906
#Woori Financial Group, Inc.,
ADR 4,793 161,332
Youngone Corp. 1,704 52,231
Youngone Holdings Co., Ltd. 907 57,969
Yuanta Securities Korea Co.,
Ltd. 22,645 47,013
TOTAL KOREA, REPUBLIC
OF 82,298,911
KUWAIT — (0.7%)
A'ayan Leasing & Investment
Co. KSCP 261,811 134,875
*Acico Industries Co. KSC 8,080 2,158
Agility Public Warehousing Co.
KSC 680,189 552,224
Al Ahli Bank of Kuwait KSCP 449,641 411,963
ALAFCO Aviation Lease &
Finance Co. KSCP 4,044 6,593
Burgan Bank SAK 362,640 218,743
Combined Group Contracting
Co. SAK 32,462 66,998
Gulf Bank KSCP 970,136 993,227
Gulf Cables & Electrical
Industries Group Co. KSCP 32,468 175,732
Heavy Engineering & Ship
Building Co. KSCP 19,022 50,175
*Kuwait Cement Co. KSC 128,738 80,592
Kuwait Finance House KSCP 25,156 59,137
Kuwait Insurance Co. SAK 12,962 24,724
Kuwait International Bank
KSCP 420,976 262,166
Mezzan Holding Co. KSCC 32,897 105,009
Mobile Telecommunications
Co. KSCP 988,836 1,470,196
National Bank of Kuwait SAKP 82,706 229,215
*Warba Bank KSCP 758,845 472,577
TOTAL KUWAIT 5,316,304
MALAYSIA — (1.6%)
#Aeon Co. M BHD 163,400 54,479
#*AFFIN Bank BHD 214,956 147,755
Alliance Bank Malaysia BHD 287,000 288,376
Allianz Malaysia BHD 9,900 46,572
AME Elite Consortium BHD 27,700 10,058
AMMB Holdings BHD 814,500 948,607

Dimensional Emerging Markets Value ETF
continued
Shares Value †
MALAYSIA — (Continued)
Axiata Group BHD 817,100 $ 421,705
Bank Islam Malaysia BHD 213,600 132,189
Batu Kawan BHD 8,300 37,681
*Berjaya Corp. BHD 777,166 56,792
*Berjaya Land BHD 264,900 19,963
#*Bumi Armada BHD 927,600 105,915
#Cahya Mata Sarawak BHD 288,100 91,450
Cape Ems Manufacturing M
Sdn BHD 253,400 17,939
CIMB Group Holdings BHD 570,161 1,040,326
Dayang Enterprise Holdings
BHD 3,100 1,508
DRB-Hicom BHD 196,800 47,189
#*Eastern & Oriental BHD 447,100 88,828
Eco World Development
Group BHD 327,000 133,667
#FGV Holdings BHD 36,200 9,259
Gamuda BHD 454,666 886,697
#Genetec Technology BHD 143,200 22,564
Genting BHD 747,500 674,269
#Genting Malaysia BHD 914,900 470,090
Genting Plantations BHD 55,600 67,294
HAP Seng Consolidated BHD 75,700 67,419
Hap Seng Plantations Holdings
BHD 52,200 22,053
Hartalega Holdings BHD 491,600 356,996
Hiap Teck Venture BHD 426,400 29,699
#Hibiscus Petroleum BHD 260,260 118,867
Hong Leong Financial Group
BHD 40,800 173,859
IGB BHD 54,800 33,163
#IJM Corp. BHD 478,000 330,747
IOI Properties Group BHD 270,100 140,632
#Jaya Tiasa Holdings BHD 140,000 39,644
#Kenanga Investment Bank
BHD 144,600 29,884
#*KSL Holdings BHD 90,000 36,789
Lagenda Properties BHD 69,200 21,176
LBS Bina Group BHD 267,000 34,145
#Leong Hup International BHD 331,400 51,840
Magnum BHD 256,500 69,119
#Mah Sing Group BHD 447,800 175,889
#Malayan Flour Mills BHD 232,300 34,747
Malaysia Smelting Corp. BHD 41,800 22,146
#Malaysian Resources Corp.
BHD 977,400 123,877
Matrix Concepts Holdings BHD 232,600 112,077
#MBSB BHD 591,200 99,906
Mega First Corp. BHD 90,800 85,430
Mi Technovation BHD 35,700 15,571
MISC BHD 314,500 540,087
MKH BHD 101,600 27,610
#MNRB Holdings BHD 98,200 49,784
#*Muhibbah Engineering M
BHD 122,400 25,995
Notion VTEC BHD 21,800 4,481
#OCK Group BHD 130,600 14,315
Pantech Group Holdings BHD 109,800 22,943
#Paramount Corp. BHD 112,100 26,367
Shares Value †
MALAYSIA — (Continued)
#Perak Transit BHD 91,300 $ 15,429
Petron Malaysia Refining &
Marketing BHD 20,400 20,079
Petronas Chemicals Group
BHD 294,000 363,891
PPB Group BHD 108,400 345,573
RHB Bank BHD 493,793 722,816
Sarawak Oil Palms BHD 72,200 52,266
Sime Darby BHD 1,040,500 551,258
#Sime Darby Property BHD 758,800 247,793
SP Setia BHD Group 692,300 224,495
Sunway BHD 239,100 238,609
#Ta Ann Holdings BHD 71,700 70,079
Thong Guan Industries BHD 50,400 17,379
*Top Glove Corp. BHD 622,300 152,058
*Tropicana Corp. BHD 100,400 29,577
#TSH Resources BHD 234,300 57,786
#UEM Sunrise BHD 534,700 118,442
United Malacca BHD 3,000 3,480
#UOA Development BHD 96,600 41,914
*Uzma BHD 100,000 18,611
Velesto Energy BHD 1,210,500 52,522
#*WCT Holdings BHD 302,900 62,600
Yinson Holdings BHD 364,926 225,006
YTL Corp. BHD 606,400 275,573
TOTAL MALAYSIA 12,665,665
MEXICO — (1.6%)
#Alpek SAB de CV 46,119 29,901
*Axtel SAB de CV 227,100 13,375
ΩBanco del Bajio SA 220,434 489,364
Cemex SAB de CV 560,521 294,864
Cemex SAB de CV,
Sponsored ADR 293,131 1,530,144
Cydsa SAB de CV 29,031 22,980
El Puerto de Liverpool SAB de
CV, Class C 47,704 251,424
Fomento Economico Mexicano
SAB de CV 39,000 378,068
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 4,590 444,725
GCC SAB de CV 43,957 359,010
Genomma Lab Internacional
SAB de CV, Class B 187,551 250,118
Gentera SAB de CV 288,094 367,235
Grupo Carso SAB de CV,
Class A 49,800 299,034
Grupo Comercial Chedraui SA
de CV 17,700 111,849
Grupo Financiero Banorte SAB
de CV, Class O 183,470 1,275,847
*Grupo Financiero Inbursa
SAB de CV, Class O 348,786 782,140
Grupo Herdez SAB de CV 29,800 77,846
Grupo Industrial Saltillo SAB
de CV 12,148 10,392
Grupo Mexico SAB de CV,
Class B 574,497 3,001,801
*Grupo Simec SAB de CV,
Class B 4,125 38,088

Dimensional Emerging Markets Value ETF
continued
Shares Value †
MEXICO — (Continued)
Grupo Televisa SAB 91,197 $ 45,334
Ω*Grupo Traxion SAB de CV 31,422 34,157
#*Industrias Penoles SAB de
CV 41,820 656,041
La Comer SAB de CV 67,150 121,290
Megacable Holdings SAB de
CV 233,843 512,363
#*Ollamani SAB 16,998 28,845
Orbia Advance Corp. SAB de
CV 109,064 99,941
#Organizacion Soriana SAB
de CV, Class B 18,220 25,735
Promotora y Operadora de
Infraestructura SAB de CV 46,991 409,330
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 5 34
Qualitas Controladora SAB
de CV 3,200 22,358
Regional SAB de CV 69,321 439,640
*Vista Energy SAB de CV,
Sponsored ADR 300 14,958
TOTAL MEXICO 12,438,231
PHILIPPINES — (0.6%)
ACEN Corp. 1,690,082 144,548
Alliance Global Group, Inc. 725,300 114,955
Apex Mining Co., Inc. 434,000 31,742
Asia United Bank Corp. 1,200 1,276
Ayala Corp. 40,110 476,268
Ayala Land, Inc. 719,100 404,656
Bank of the Philippine Islands 25,154 61,987
BDO Unibank, Inc. 115,984 304,979
China Banking Corp. 199,700 200,868
Converge Information and
Communications Technology
Solutions, Inc. 432,500 119,829
DMCI Holdings, Inc. 778,100 149,969
*DoubleDragon Corp. 114,200 20,517
East West Banking Corp. 32,400 5,665
Filinvest Development Corp. 8,100 754
First Philippine Holdings Corp. 9,680 10,095
Globe Telecom, Inc. 1,295 47,824
GT Capital Holdings, Inc. 25,110 311,120
JG Summit Holdings, Inc. 686,100 286,908
LT Group, Inc. 490,900 87,012
*Megaworld Corp. 2,056,000 81,731
Metropolitan Bank & Trust Co. 482,540 631,097
Nickel Asia Corp. 500,000 29,427
Petron Corp. 503,000 21,813
Philex Mining Corp. 214,100 12,158
*Philippine National Bank 107,500 50,133
Puregold Price Club, Inc. 269,000 150,910
Rizal Commercial Banking
Corp. 1,900 880
Robinsons Land Corp. 445,600 117,937
Robinsons Retail Holdings,
Inc. 49,900 33,490
San Miguel Corp. 132,010 201,729
Security Bank Corp. 121,770 192,892
Shares Value †
PHILIPPINES — (Continued)
Union Bank of the Philippines 70,300 $ 46,032
*Vista Land & Lifescapes, Inc. 307,000 8,665
TOTAL PHILIPPINES 4,359,866
POLAND — (1.0%)
AB SA 4,388 99,842
*Agora SA 4,980 12,040
Alior Bank SA 22,190 483,860
Apator SA 2,725 12,686
Arctic Paper SA 8,229 35,620
ASBISc Enterprises PLC 11,300 51,310
Asseco Poland SA 18,289 411,117
*Bank Ochrony Srodowiska SA 4,953 13,593
Bank Polska Kasa Opieki SA 13,769 481,616
BNPP Bank Polska SA 678 14,615
Boryszew SA 7,004 9,366
#*Cognor Holding SA 22,102 34,188
*Cyfrowy Polsat SA 59,090 185,605
*Echo Investment SA 29,520 32,258
*Enea SA 96,394 267,908
*Fabryki Mebli Forte SA 1,623 8,463
*Grenevia SA 62,531 29,142
KGHM Polska Miedz SA 31,551 1,176,413
Lubelski Wegiel Bogdanka SA 7,026 37,863
*mBank SA 1,281 179,548
Mirbud SA 16,282 44,765
NEWAG SA 707 6,050
ORLEN SA 198,681 2,582,030
*PGE Polska Grupa
Energetyczna SA 256,110 440,375
*PKP Cargo SA 12,075 49,708
Powszechna Kasa
Oszczednosci Bank Polski SA 37,335 519,758
Santander Bank Polska SA 3,871 432,375
*Tauron Polska Energia SA 391,138 361,550
Torpol SA 4,960 37,990
VRG SA 48,398 39,001
*Zespol Elektrowni Patnow
Adamow Konin SA 4,414 17,994
TOTAL POLAND 8,108,649
QATAR — (0.7%)
*Aamal Co. 622,690 149,986
Baladna 310,239 115,456
Barwa Real Estate Co. 671,645 526,838
Commercial Bank PSQC (The) 1,084,790 1,266,234
Doha Bank QPSC 693,327 341,427
Doha Insurance Co. QSC 18,758 13,287
*Estithmar Holding QPSC 273,048 128,612
Gulf International Services
QSC 335,754 292,321
Gulf Warehousing Co. 101,987 91,595
*Lesha Bank LLC 156,140 59,180
Masraf Al Rayan QSC 768,153 500,428
Mazaya Real Estate
Development QPSC 366,050 62,533
Medicare Group 74,258 97,365
Mesaieed Petrochemical
Holding Co. 972,328 422,473
Ooredoo QPSC 232,872 731,683

Dimensional Emerging Markets Value ETF
continued
Shares Value †
QATAR — (Continued)
Qatar Fuel QSC 10,928 $ 46,011
Qatar Gas Transport Co., Ltd. 61,565 72,370
Qatar Industrial Manufacturing
Co. QSC 91,674 64,129
Qatar Insurance Co. SAQ 171,916 102,318
Qatar National Cement Co.
QSC 163,026 164,593
Salam International
Investment, Ltd. QSC 207,046 39,692
United Development Co. QSC 565,329 177,626
Vodafone Qatar QSC 273,322 139,626
TOTAL QATAR 5,605,783
SAUDI ARABIA — (3.4%)
Al Babtain Power &
Telecommunication Co. 13,017 155,274
*Al Hassan Ghazi Ibrahim
Shaker Co. 1,790 12,463
AlJazira Takaful Ta'awuni Co. 11,407 49,932
*Allianz Saudi Fransi
Cooperative Insurance Co. 7,995 31,548
*Alujain Corp. 12,314 132,625
Arab National Bank 232,393 1,171,958
*Arabia Insurance Cooperative
Co. 5,845 19,641
Arabian Cement Co. 18,468 123,917
Arabian Drilling Co. 889 26,038
*Arabian Shield Cooperative
Insurance Co. 9,726 49,670
Arriyadh Development Co. 1,358 10,884
*ARTEX Industrial Investment
Co. 12,742 53,876
*Bank Al-Jazira 136,239 596,365
Banque Saudi Fransi 139,937 1,162,509
*Basic Chemical Industries,
Ltd. 1,859 14,948
Bawan Co. 16 190
*Buruj Cooperative Insurance
Co. 3,117 15,570
City Cement Co. 17,183 80,432
*Dar Al Arkan Real Estate
Development Co. 160,944 713,935
Eastern Province Cement Co. 12,543 116,055
*Emaar Economic City 101,995 233,282
Etihad Etisalat Co. 79,127 1,091,349
*Gulf Union Cooperative
Insurance Co. 5,815 24,680
*Herfy Food Services Co. 16 104
Mobile Telecommunications
Co. 150,429 422,965
*Najran Cement Co. 18,745 45,768
*National Agriculture
Development Co. (The) 5,674 40,035
Northern Region Cement Co. 23,044 55,099
Qassim Cement Co. (The) 2,897 40,342
Riyad Bank 121,006 829,647
Sahara International
Petrochemical Co. 126,258 884,146
Saudi Awwal Bank 324,980 2,924,708
Saudi Basic Industries Corp. 182,248 3,527,819
Shares Value †
SAUDI ARABIA — (Continued)
*Saudi Ceramic Co. 11,708 $ 101,627
Saudi Chemical Co. Holding 37,940 117,587
Saudi Industrial Investment
Group 42,057 199,776
Saudi Investment Bank (The) 172,487 605,314
*Saudi Kayan Petrochemical
Co. 249,741 517,343
Saudi National Bank (The) 876,737 7,738,592
*Saudi Public Transport Co. 13,631 80,210
*Saudi Reinsurance Co. 5,103 50,477
Saudi Telecom Co. 13,970 156,784
*Seera Group Holding 46,403 284,173
*Sinad Holding Co. 20,382 77,497
Southern Province Cement Co. 3,294 29,031
Sustained Infrastructure
Holding Co. 35,568 286,480
*Umm Al-Qura Cement Co. 7,026 32,776
United International
Transportation Co. 11,803 270,271
*Walaa Cooperative Insurance
Co. 14,047 82,808
Yamama Cement Co. 35,890 306,274
Yanbu Cement Co. 22,813 139,707
Yanbu National Petrochemical
Co. 51,844 549,403
TOTAL SAUDI ARABIA 26,283,904
SOUTH AFRICA — (2.8%)
Absa Group, Ltd. 274,362 2,616,836
AECI, Ltd. 44,926 246,280
African Rainbow Minerals, Ltd. 27,834 279,584
Anglo American Platinum, Ltd. 16,994 662,266
#Anglogold Ashanti PLC 19,876 552,553
Aspen Pharmacare Holdings,
Ltd. 96,391 973,124
Barloworld, Ltd. 75,036 350,691
Curro Holdings, Ltd. 55,728 40,220
*DataTec, Ltd. 77,942 177,926
DRDGOLD, Ltd. 21,767 26,298
#DRDGOLD, Ltd., ADR 856 10,349
Exxaro Resources, Ltd. 74,682 699,721
Foschini Group, Ltd. (The) 93,098 807,973
Grindrod, Ltd. 253,002 201,772
Harmony Gold Mining Co., Ltd. 17,805 190,094
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 82,282 891,937
Hudaco Industries, Ltd. 3,482 39,527
Investec, Ltd. 51,552 400,928
*KAP, Ltd. 848,263 157,370
Lewis Group, Ltd. 4,239 17,119
Life Healthcare Group
Holdings, Ltd. 111,426 100,523
Merafe Resources, Ltd. 373,812 30,446
*Metair Investments, Ltd. 22,544 13,669
Momentum Group, Ltd. 410,757 668,874
Motus Holdings, Ltd. 70,852 472,841
Mpact, Ltd. 14,166 23,404
MTN Group, Ltd. 549,053 2,718,247
Nedbank Group, Ltd. 119,477 2,007,254

Dimensional Emerging Markets Value ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
Netcare, Ltd. 249,854 $ 208,871
Northam Platinum Holdings,
Ltd. 86,933 640,295
Oceana Group, Ltd. 34,289 131,784
Old Mutual, Ltd. 1,683,514 1,158,844
Omnia Holdings, Ltd. 62,793 238,351
ΩPepkor Holdings, Ltd. 693,466 896,250
PPC, Ltd. 416,866 92,899
Raubex Group, Ltd. 69,435 186,273
Reunert, Ltd. 24,068 109,245
RFG Holdings, Ltd. 19,140 18,393
Sappi, Ltd. 217,821 587,180
Sasol, Ltd. 21,278 118,160
*Sibanye Stillwater, Ltd. 755,097 865,714
Southern Sun, Ltd. 182,030 85,970
Standard Bank Group, Ltd. 20,434 279,188
Super Group, Ltd. 112,360 142,293
*Telkom SA SOC, Ltd. 122,782 187,506
Thungela Resources, Ltd. 48,427 347,535
Wilson Bayly Holmes-Ovcon,
Ltd. 4,012 48,841
Zeda, Ltd. 62,583 50,973
TOTAL SOUTH AFRICA 21,772,391
TAIWAN — (19.9%)
ABC Taiwan Electronics Corp. 9,000 6,138
#Ability Enterprise Co., Ltd. 76,000 111,248
AcBel Polytech, Inc. 233,389 233,462
Acer, Inc. 636,000 802,940
*ACES Electronic Co., Ltd. 65,000 111,985
*Acon Holding, Inc. 101,000 39,719
Acter Group Corp., Ltd. 8,000 88,889
Action Electronics Co., Ltd. 51,000 28,015
#ADATA Technology Co., Ltd. 79,305 212,124
Advanced International
Multitech Co., Ltd. 30,000 74,345
Advanced Power Electronics
Corp. 16,000 39,351
Advancetek Enterprise Co.,
Ltd. 10,000 20,038
*ALI Corp. 33,000 20,342
Alltek Technology Corp. 86,080 108,540
Alpha Networks, Inc. 64,000 69,413
#Altek Corp. 92,000 96,049
Amazing Microelectronic Corp. 9,000 27,303
Ampire Co., Ltd. 10,000 10,924
Anderson Industrial Corp. 39,000 25,744
Anji Technology Co., Ltd. 20,000 20,693
Apacer Technology, Inc. 36,000 54,101
Apex Biotechnology Corp. 22,000 19,947
*Apex International Co., Ltd. 19,000 25,796
Apex Science & Engineering 34,680 12,610
ARBOR Technology Corp. 9,000 11,152
Arcadyan Technology Corp. 29,000 143,009
#Ardentec Corp. 157,000 265,587
Argosy Research, Inc. 7,000 34,301
ASE Technology Holding Co.,
Ltd. 886,000 4,341,511
Shares Value †
TAIWAN — (Continued)
#ASE Technology Holding Co.,
Ltd., ADR 20,500 $ 195,980
Asia Cement Corp. 172,000 250,431
Asia Optical Co., Inc. 50,000 159,956
Asia Polymer Corp. 93,000 47,748
Asia Tech Image, Inc. 13,000 39,398
ASROCK, Inc. 5,000 31,757
Asustek Computer, Inc. 160,000 2,871,411
ATE Energy International Co.,
Ltd. 30,000 29,213
Aten International Co., Ltd. 11,000 27,191
AUO Corp. 2,222,600 1,151,534
Avalue Technology, Inc. 2,000 6,236
AVer Information, Inc. 7,000 9,733
Avermedia Technologies 20,000 25,000
Axiomtek Co., Ltd. 2,000 6,205
Azurewave Technologies, Inc. 21,000 27,135
Bank of Kaohsiung Co., Ltd. 184,191 66,973
#Basso Industry Corp. 29,000 39,192
#BenQ Materials Corp. 51,000 51,414
BES Engineering Corp. 522,000 176,770
Bin Chuan Enterprise Co., Ltd. 46,000 53,121
Bizlink Holding, Inc. 40,000 588,639
Bon Fame Co., Ltd. 4,000 11,223
Brighton-Best International
Taiwan, Inc. 105,000 109,785
Browave Corp. 4,000 17,915
Capital Futures Corp. 12,000 21,161
Capital Securities Corp. 486,000 338,258
*Career Technology MFG.
Co., Ltd. 2,136 1,303
Cathay Financial Holding Co.,
Ltd. 2,294,397 4,933,956
Cathay Real Estate
Development Co., Ltd. 149,000 112,773
Cayman Engley Industrial Co.,
Ltd. 8,000 10,861
CCP Contact Probes Co., Ltd. 9,000 12,725
*Cenra, Inc. 30,000 36,049
Central Reinsurance Co., Ltd. 98,284 81,750
Chain Chon Industrial Co., Ltd. 38,000 21,111
*Champion Building Materials
Co., Ltd. 65,000 20,206
Chang Hwa Commercial Bank,
Ltd. 1,430,219 790,102
Chang Wah Electromaterials,
Inc. 36,000 61,348
Channel Well Technology Co.,
Ltd. 14,000 26,960
CHC Healthcare Group 25,000 32,459
Chen Full International Co.,
Ltd. 47,000 63,591
#*Cheng Fwa Industrial Co.,
Ltd. 44,000 39,139
Cheng Loong Corp. 231,000 171,592
Cheng Shin Rubber Industry
Co., Ltd. 623,000 901,250
Cheng Uei Precision Industry
Co., Ltd. 97,000 196,180

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
Chenming Electronic
Technology Corp. 56,000 $ 284,020
Chia Chang Co., Ltd. 21,000 28,118
Chicony Electronics Co., Ltd. 66,000 336,798
Chien Shing Harbour Service
Co., Ltd. 8,000 12,372
China Airlines, Ltd. 1,040,000 733,583
China Bills Finance Corp. 193,000 89,452
China Container Terminal
Corp. 17,000 16,077
China General Plastics Corp. 110,000 55,103
China Metal Products 104,000 119,775
China Motor Corp. 94,000 202,141
#China Steel Corp. 2,181,000 1,531,601
China Steel Structure Co., Ltd. 15,000 25,094
China Wire & Cable Co., Ltd. 43,000 45,899
Chinese Maritime Transport,
Ltd. 17,000 22,417
Ching Feng Home Fashions
Co., Ltd. 35,025 36,785
Chin-Poon Industrial Co., Ltd. 176,000 210,112
Chipbond Technology Corp. 188,000 371,423
ChipMOS Technologies, Inc. 145,000 161,111
ChipMOS Technologies, Inc.,
ADR 442 9,587
Chlitina Holding, Ltd. 6,000 26,311
Chong Hong Construction Co.,
Ltd. 50,000 136,548
Chun YU Works & Co., Ltd. 21,000 16,910
Chun Yuan Steel Industry Co.,
Ltd. 146,000 82,934
Chung Hung Steel Corp. 9,000 5,772
#*Chung Hwa Pulp Corp. 106,000 61,370
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 31,000 154,323
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 14,000 18,549
Chunghwa Precision Test
Tech Co., Ltd. 6,000 110,674
Collins Co., Ltd. 49,000 27,452
Compal Electronics, Inc. 1,295,000 1,448,993
#Compeq Manufacturing Co.,
Ltd. 303,000 585,384
Concord International
Securities Co., Ltd. 35,750 18,466
Concord Securities Co., Ltd. 227,550 96,588
#Continental Holdings Corp. 129,000 113,338
#Contrel Technology Co., Ltd. 50,000 99,095
#Coremax Corp. 23,000 42,784
Coretronic Corp. 96,000 207,640
#Co-Tech Development Corp. 69,000 128,137
Coxon Precise Industrial Co.,
Ltd. 10,000 6,601
Crowell Development Corp. 21,000 25,398
CTBC Financial Holding Co.,
Ltd. 4,362,000 4,887,509
CTCI Corp. 157,000 216,095
CviLux Corp. 36,000 60,674
Shares Value †
TAIWAN — (Continued)
Cyberlink Corp. 14,000 $ 39,675
CyberPower Systems, Inc. 8,400 81,273
DA CIN Construction Co., Ltd. 59,600 91,149
Da-Li Development Co., Ltd. 33,075 44,338
Darfon Electronics Corp. 70,000 106,180
#Darwin Precisions Corp. 139,000 59,869
De Licacy Industrial Co., Ltd. 69,500 35,574
#Depo Auto Parts Ind Co., Ltd. 26,000 196,380
Dimerco Express Corp. 18,500 48,848
D-Link Corp. 92,000 54,844
DONPON PRECISION, Inc. 26,000 28,118
*Dyaco International, Inc. 36,150 31,028
#Dynamic Holding Co., Ltd. 73,000 152,881
Dynapack International
Technology Corp. 59,000 198,876
E.Sun Financial Holding Co.,
Ltd. 202,363 173,057
Eastech Holding, Ltd. 20,000 77,403
*Eastern Media International
Corp. 93,000 54,714
Edison Opto Corp. 18,000 14,775
#Edom Technology Co., Ltd. 43,000 50,328
*Elite Advanced Laser Corp. 34,000 226,561
Elite Semiconductor
Microelectronics Technology,
Inc. 11,000 23,380
Elitegroup Computer Systems
Co., Ltd. 153,000 116,517
Emerging Display
Technologies Corp. 34,000 26,848
Ennoconn Corp. 29,000 265,200
Ennostar, Inc. 233,000 339,973
EnTie Commercial Bank Co.,
Ltd. 49,000 22,023
*Epileds Technologies, Inc. 44,000 52,940
Eson Precision Ind Co., Ltd. 46,000 93,034
Eternal Materials Co., Ltd. 230,650 225,323
Eva Airways Corp. 1,016,000 1,184,382
Evergreen International
Storage & Transport Corp. 145,000 139,388
#EVERGREEN Steel Corp. 28,000 89,576
#Everlight Chemical Industrial
Corp. 203,000 153,644
#Everlight Electronics Co., Ltd. 112,000 292,934
Evertop Wire Cable Corp. 32,000 22,672
Excellence Opto, Inc. 44,000 38,452
Excelsior Medical Co., Ltd. 26,168 71,137
Far Eastern Department
Stores, Ltd. 207,000 165,716
Far Eastern International Bank 829,483 341,735
Far Eastern New Century
Corp. 1,114,000 1,289,931
Far EasTone
Telecommunications Co., Ltd. 90,000 250,000
Farglory F T Z Investment
Holding Co., Ltd. 34,160 46,272
Farglory Land Development
Co., Ltd. 62,000 130,618
Feedback Technology Corp. 10,800 47,528

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
Feng Hsin Steel Co., Ltd. 72,000 $ 188,764
Firich Enterprises Co., Ltd. 26,000 25,967
First Financial Holding Co.,
Ltd. 2,927,600 2,480,785
First Insurance Co., Ltd. (The) 58,000 41,183
*First Steamship Co., Ltd. 253,000 61,671
Fitipower Integrated
Technology, Inc. 19,150 147,928
FLEXium Interconnect, Inc. 100,000 235,331
FocalTech Systems Co., Ltd. 51,000 134,345
#Forcecon Tech Co., Ltd. 15,425 74,622
*Forest Water Environment
Engineering Co., Ltd. 28,000 35,830
Formosa Advanced
Technologies Co., Ltd. 44,000 46,760
Formosa Laboratories, Inc. 37,000 103,933
Formosa Optical Technology
Co., Ltd. 4,000 12,609
Formosa Petrochemical Corp. 255,000 382,818
#Formosa Plastics Corp. 672,000 992,060
Formosan Union Chemical 84,000 59,251
Founding Construction &
Development Co., Ltd. 38,000 24,017
#Franbo Lines Corp. 84,988 49,205
Froch Enterprise Co., Ltd. 53,000 30,106
Fu Chun Shin Machinery
Manufacture Co., Ltd. 65,380 38,363
#Fu Hua Innovation Co., Ltd. 104,104 101,375
Fubon Financial Holding Co.,
Ltd. 2,176,729 6,168,758
Fulgent Sun International
Holding Co., Ltd. 42,000 140,262
*Fulltech Fiber Glass Corp. 154,701 104,051
Fwusow Industry Co., Ltd. 65,724 35,180
G Shank Enterprise Co., Ltd. 41,888 114,525
Gamania Digital Entertainment
Co., Ltd. 29,000 71,414
GEM Services, Inc. 12,000 27,041
#Gemtek Technology Corp. 179,000 198,610
*General Interface Solution
Holding, Ltd. 56,000 99,451
General Plastic Industrial Co.,
Ltd. 10,000 11,236
#Genius Electronic Optical
Co., Ltd. 22,000 307,959
Genovate Biotechnology Co.,
Ltd. 14,420 10,036
Getac Holdings Corp. 38,000 132,241
Giant Manufacturing Co., Ltd. 57,000 323,783
Giantplus Technology Co., Ltd. 97,000 50,105
Gigabyte Technology Co., Ltd. 30,000 244,850
Global Brands Manufacture,
Ltd. 96,000 174,682
Global Lighting Technologies,
Inc. 16,000 36,604
Global Mixed Mode
Technology, Inc. 4,000 28,152
Global PMX Co., Ltd. 20,000 81,461
Globaltek Fabrication Co., Ltd. 9,000 24,270
Shares Value †
TAIWAN — (Continued)
Globe Union Industrial Corp. 60,000 $ 30,899
#Gloria Material Technology
Corp. 273,000 390,669
#GMI Technology, Inc. 4,136 8,623
Goldsun Building Materials
Co., Ltd. 287,000 480,125
Good Finance Securities Co.,
Ltd. 47,000 35,866
#Gordon Auto Body Parts 140,000 152,278
Gourmet Master Co., Ltd. 26,000 71,816
Grand Fortune Securities Co.,
Ltd. 89,000 35,694
Grape King Bio, Ltd. 15,000 70,459
Great China Metal Industry 47,000 33,592
Great Wall Enterprise Co., Ltd. 188,000 300,424
#Greatek Electronics, Inc. 85,000 153,074
GTM Holdings Corp. 32,000 34,057
Harvatek Corp. 32,000 22,522
Heran Co., Ltd. 8,000 26,092
Hey Song Corp. 76,000 98,084
Hi-Clearance, Inc. 6,000 25,936
Highlight Tech Corp. 11,600 21,397
Highwealth Construction Corp. 447,884 569,640
Hiroca Holdings, Ltd. 18,000 17,191
Hitron Technology, Inc. 53,000 52,107
#Hiwin Technologies Corp. 45,000 332,163
Hocheng Corp. 65,000 35,401
Holy Stone Enterprise Co., Ltd. 34,700 96,822
Hon Hai Precision Industry
Co., Ltd. 2,984,000 19,697,753
Hong Pu Real Estate
Development Co., Ltd. 41,000 36,918
Hong TAI Electric Industrial 71,000 73,903
#Hota Industrial Manufacturing
Co., Ltd. 108,000 188,090
Hsin Kuang Steel Co., Ltd. 66,000 114,326
Hsin Yung Chien Co., Ltd. 4,000 11,848
Hu Lane Associate, Inc. 7,125 37,582
HUA ENG Wire & Cable Co.,
Ltd. 58,000 52,678
#Hua Jung Components Co.,
Ltd. 63,000 30,379
Hua Nan Financial Holdings
Co., Ltd. 894,153 710,243
Huaku Development Co., Ltd. 75,900 279,532
Huang Hsiang Construction
Corp. 32,000 57,328
Huikwang Corp. 17,000 16,501
Hung Ching Development &
Construction Co., Ltd. 52,000 52,260
Hung Sheng Construction, Ltd. 98,000 79,984
Hwa Fong Rubber Industrial
Co., Ltd. 53,000 30,354
Hwacom Systems, Inc. 29,000 21,406
IBF Financial Holdings Co.,
Ltd. 789,689 363,543
#Ichia Technologies, Inc. 387,000 486,770
I-Chiun Precision Industry Co.,
Ltd. 80,122 313,836

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
Innolux Corp. 1,772,531 $ 863,030
Inpaq Technology Co., Ltd. 43,401 108,773
Integrated Service Technology,
Inc. 9,000 52,949
*IntelliEPI, Inc. 15,000 34,972
#Inventec Corp. 723,000 1,024,476
Iron Force Industrial Co., Ltd. 20,445 70,511
I-Sheng Electric Wire & Cable
Co., Ltd. 26,000 42,603
ITE Technology, Inc. 10,000 42,291
#ITEQ Corp. 62,000 150,162
Jarllytec Co., Ltd. 13,000 61,064
Jean Co., Ltd. 70,843 51,518
Jia Wei Lifestyle, Inc. 7,000 15,359
Jiin Yeeh Ding Enterprise Co.,
Ltd. 25,000 62,812
Joinsoon Electronics
Manufacturing Co., Ltd. 24,824 14,643
JPC connectivity, Inc. 12,000 67,977
K Laser Technology, Inc. 34,000 23,081
Kedge Construction Co., Ltd. 14,280 32,313
KEE TAI Properties Co., Ltd. 58,870 29,398
Kenda Rubber Industrial Co.,
Ltd. 168,200 156,966
Kent Industrial Co., Ltd. 21,000 20,023
Kerry TJ Logistics Co., Ltd. 50,000 62,500
*Key Ware Electronics Co.,
Ltd. 14,000 6,052
KGI Financial Holding Co., Ltd. 4,107,000 2,147,074
Kindom Development Co., Ltd. 108,000 152,865
King Chou Marine Technology
Co., Ltd. 9,000 11,039
King Yuan Electronics Co., Ltd. 539,000 2,111,252
#King's Town Bank Co., Ltd. 203,000 313,307
#*King's Town Construction
Co., Ltd. 21,000 49,288
Kinko Optical Co., Ltd. 35,000 27,419
Kinpo Electronics 500,000 386,236
#Kinsus Interconnect
Technology Corp. 115,000 385,846
Ko Ja Cayman Co., Ltd. 14,000 21,389
KS Terminals, Inc. 41,000 97,125
#*Kung Sing Engineering
Corp. 136,000 49,238
#*Kuo Toong International
Co., Ltd. 83,000 158,280
Kwong Lung Enterprise Co.,
Ltd. 34,000 60,169
L&K Engineering Co., Ltd. 47,142 333,996
Largan Precision Co., Ltd. 28,000 1,996,879
Laster Tech Corp., Ltd. 18,000 21,629
Lelon Electronics Corp. 38,000 85,630
Lemtech Holdings Co., Ltd. 5,000 16,308
*Leofoo Development Co., Ltd. 36,000 19,551
*Li Peng Enterprise Co., Ltd. 137,000 33,993
Lien Hwa Industrial Holdings
Corp. 12,160 22,696
#Ligitek Electronics Co., Ltd. 19,000 23,750
Shares Value †
TAIWAN — (Continued)
Lingsen Precision Industries,
Ltd. 125,000 $ 74,906
Lite-On Technology Corp. 430,000 1,375,624
Liton Technology Corp. 10,000 10,830
*Long Bon International Co.,
Ltd. 30,000 20,084
Long Da Construction &
Development Corp. 72,000 79,213
*Longchen Paper & Packaging
Co., Ltd. 242,000 101,211
#Longwell Co. 52,000 127,403
Lucky Cement Corp. 40,000 18,290
Lumax International Corp., Ltd. 20,400 70,037
*Lung Yen Life Service Corp. 42,000 60,693
#Luxe Green Energy
Technology Co., Ltd. 51,330 43,015
Macauto Industrial Co., Ltd. 18,000 34,494
Macroblock, Inc. 8,000 19,551
Macronix International Co.,
Ltd. 419,000 315,819
Man Zai Industrial Co., Ltd. 8,000 11,486
Mayer Steel Pipe Corp. 44,400 38,109
Mega Financial Holding Co.,
Ltd. 842,503 1,033,407
*Megaforce Co., Ltd. 6,000 5,683
Mercuries & Associates
Holding, Ltd. 156,000 82,285
Merida Industry Co., Ltd. 23,000 127,060
Merry Electronics Co., Ltd. 99,784 330,122
#Micro-Star International Co.,
Ltd. 173,000 961,111
Mildef Crete, Inc. 16,000 46,692
MIN AIK Technology Co., Ltd. 58,000 50,596
MJ International Co., Ltd. 11,000 17,046
*MOSA Industrial Corp. 15,000 10,698
Motech Industries, Inc. 10,000 7,537
MPI Corp. 30,000 753,745
Namchow Holdings Co., Ltd. 51,000 87,547
Nan Liu Enterprise Co., Ltd. 9,000 19,775
Nan Pao Resins Chemical
Co., Ltd. 6,000 53,184
Nan Ya Plastics Corp. 1,019,000 1,326,227
Nan Ya Printed Circuit Board
Corp. 61,000 253,215
Nang Kuang Pharmaceutical
Co., Ltd. 8,000 10,749
Nantex Industry Co., Ltd. 49,000 53,527
#*Nanya Technology Corp. 241,000 318,174
*New Asia Construction &
Development Corp. 41,000 15,356
*Newmax Technology Co., Ltd. 13,000 11,158
#Nexcom International Co.,
Ltd. 27,000 40,829
Nichidenbo Corp. 11,000 20,805
Niko Semiconductor Co., Ltd. 15,000 21,301
O-Bank Co., Ltd. 367,000 112,597
Ocean Plastics Co., Ltd. 47,000 49,875
#Optimax Technology Corp. 41,000 40,181
Orient Europharma Co., Ltd. 7,000 10,651

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
Orient Semiconductor
Electronics, Ltd. 84,000 $ 102,247
Oriental Union Chemical Corp. 133,000 73,266
O-TA Precision Industry Co.,
Ltd. 15,000 38,717
*Paiho Shih Holdings Corp. 37,100 34,912
Pan German Universal Motors,
Ltd. 5,000 45,256
Pan Jit International, Inc. 91,000 157,915
Pan-International Industrial
Corp. 104,000 122,047
Parpro Corp. 15,000 13,717
*PChome Online, Inc. 23,000 34,852
PCL Technologies, Inc. 20,000 67,104
Pegatron Corp. 742,000 2,292,697
*Phihong Technology Co., Ltd. 98,000 115,771
Phison Electronics Corp. 47,000 691,651
Pixart Imaging, Inc. 8,000 60,924
Pou Chen Corp. 533,000 628,820
*Powerchip Semiconductor
Manufacturing Corp. 579,000 325,281
Powertech Technology, Inc. 194,000 765,949
President Securities Corp. 224,000 180,025
#Primax Electronics, Ltd. 158,000 399,438
Prince Housing &
Development Corp. 254,000 82,447
Promate Electronic Co., Ltd. 35,000 90,777
Prosperity Dielectrics Co., Ltd. 39,000 54,958
#Qisda Corp. 412,000 462,921
QST International Corp. 13,183 27,444
Qualipoly Chemical Corp. 20,000 27,559
Quang Viet Enterprise Co.,
Ltd. 14,000 44,788
Quanta Computer, Inc. 184,000 1,742,946
#Quanta Storage, Inc. 89,000 268,611
*Quintain Steel Co., Ltd. 47,678 17,783
Radium Life Tech Co., Ltd. 260,244 78,057
Rechi Precision Co., Ltd. 125,000 101,241
Rexon Industrial Corp., Ltd. 22,000 23,758
#Rich Development Co., Ltd. 239,990 74,903
*Right WAY Industrial Co., Ltd. 43,000 18,319
*Ritek Corp. 369,000 165,267
Ruentex Development Co.,
Ltd. 296,300 430,023
Sampo Corp. 80,000 71,411
San Fang Chemical Industry
Co., Ltd. 72,000 101,461
San Far Property, Ltd. 39,000 30,005
San Shing Fastech Corp. 7,000 12,235
Sanitar Co., Ltd. 8,000 10,075
#Sanyang Motor Co., Ltd. 149,000 325,066
Savior Lifetec Corp. 44,000 30,212
SCI Pharmtech, Inc. 10,000 27,965
ScinoPharm Taiwan, Ltd. 65,000 48,790
SDI Corp. 28,000 105,306
Sea & Land Integrated Corp. 13,000 12,355
Sea Sonic Electronics Co., Ltd. 5,000 10,065
Senao International Co., Ltd. 11,000 12,033
Senao Networks, Inc. 5,815 25,772
Shares Value †
TAIWAN — (Continued)
Sercomm Corp. 47,000 $ 162,094
Sesoda Corp. 94,000 117,060
Shanghai Commercial &
Savings Bank, Ltd. (The) 801,466 1,001,833
Shan-Loong Transportation
Co., Ltd. 17,000 10,718
Sharehope Medicine Co., Ltd. 19,461 18,131
Sheh Fung Screws Co., Ltd. 7,000 12,803
Sheng Yu Steel Co., Ltd. 25,000 20,482
#ShenMao Technology, Inc. 41,000 85,609
Shih Her Technologies, Inc. 16,000 70,662
*Shih Wei Navigation Co., Ltd. 130,910 71,298
Shihlin Electric & Engineering
Corp. 55,000 351,046
*Shin Kong Financial Holding
Co., Ltd. 2,868,594 1,016,184
#Shin Zu Shing Co., Ltd. 40,246 220,449
Shinkong Insurance Co., Ltd. 42,000 128,727
Shinkong Synthetic Fibers
Corp. 305,000 145,646
#Shuttle, Inc. 160,000 102,622
Sigurd Microelectronics Corp. 183,000 420,946
Silicon Power Computer &
Communications, Inc. 10,000 9,816
Simplo Technology Co., Ltd. 48,000 513,109
Sincere Navigation Corp. 135,000 109,761
Sino-American Silicon
Products, Inc. 23,000 113,062
Sinon Corp. 167,000 217,871
SinoPac Financial Holdings
Co., Ltd. 2,994,132 2,149,346
Sinphar Pharmaceutical Co.,
Ltd. 31,320 30,108
Sinyi Realty, Inc. 47,000 44,228
Sitronix Technology Corp. 4,000 27,715
Siward Crystal Technology
Co., Ltd. 32,000 28,664
#Solar Applied Materials
Technology Corp. 143,000 281,626
Solteam, Inc. 18,000 29,775
Song Shang Electronics Co.,
Ltd. 33,000 33,525
Southeast Cement Co., Ltd. 49,000 33,187
Speed Tech Corp. 22,000 34,092
Sports Gear Co., Ltd. 19,000 70,568
St. Shine Optical Co., Ltd. 13,000 85,612
Standard Chemical &
Pharmaceutical Co., Ltd. 10,000 19,819
Standard Foods Corp. 56,000 65,805
#S-Tech Corp. 72,000 73,820
Sunonwealth Electric Machine
Industry Co., Ltd. 2,000 6,024
*Sunplus Technology Co., Ltd. 77,000 70,776
Sunrex Technology Corp. 50,000 87,079
#Sunspring Metal Corp. 55,000 57,335
#Supreme Electronics Co., Ltd. 195,933 404,219
Swancor Holding Co., Ltd. 29,000 94,585
Sweeten Real Estate
Development Co., Ltd. 35,806 35,147

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
Symtek Automation Asia Co.,
Ltd. 8,000 $ 50,187
Syncmold Enterprise Corp. 54,000 171,067
Synmosa Biopharma Corp. 8,800 9,943
Synnex Technology
International Corp. 291,000 643,942
Syn-Tech Chem & Pharm Co.,
Ltd. 8,000 23,271
Systex Corp. 16,000 66,667
TA Chen Stainless Pipe 431,404 436,924
#Ta Ya Electric Wire & Cable 243,167 343,803
TA-I Technology Co., Ltd. 25,000 36,595
#*Tai Tung Communication
Co., Ltd. 86,385 74,549
Taichung Commercial Bank
Co., Ltd. 860,674 476,809
TaiDoc Technology Corp. 15,000 73,736
#Taiflex Scientific Co., Ltd. 105,770 175,623
Taimide Tech, Inc. 43,000 60,125
Tainan Enterprises Co., Ltd. 44,000 50,605
Tainan Spinning Co., Ltd. 25,000 11,860
Tai-Saw Technology Co., Ltd. 22,000 17,853
Taishin Financial Holding Co.,
Ltd. 2,547,444 1,359,591
*Taisun Enterprise Co., Ltd. 44,000 27,466
TAI-TECH Advanced
Electronics Co., Ltd. 16,000 61,423
Taiwan Business Bank 1,927,855 932,639
Taiwan Cogeneration Corp. 20,000 26,717
Taiwan Cooperative Financial
Holding Co., Ltd. 1,696,261 1,334,138
Taiwan Fertilizer Co., Ltd. 189,000 336,826
Taiwan Fire & Marine
Insurance Co., Ltd. 51,000 44,569
Taiwan Fructose Co., Ltd. 20,140 10,434
Taiwan FU Hsing Industrial
Co., Ltd. 37,000 60,974
#*Taiwan Glass Industry Corp. 298,000 180,902
#Taiwan Hon Chuan
Enterprise Co., Ltd. 59,288 283,117
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 53,608 74,121
Taiwan Navigation Co., Ltd. 88,000 84,869
Taiwan Paiho, Ltd. 76,000 191,660
Taiwan PCB Techvest Co.,
Ltd. 68,000 79,588
Taiwan Sanyo Electric Co.,
Ltd. 21,000 26,053
Taiwan Semiconductor Co.,
Ltd. 8,000 15,655
Taiwan Surface Mounting
Technology Corp. 81,000 270,506
Taiwan Union Technology
Corp. 81,000 409,551
Taiwan-Asia Semiconductor
Corp. 93,000 101,011
Taiyen Biotech Co., Ltd. 30,000 31,367
*Tatung Co., Ltd. 285,000 393,609
Shares Value †
TAIWAN — (Continued)
*TBI Motion Technology Co.,
Ltd. 20,000 $ 26,966
TCC Group Holdings Co., Ltd. 1,240,188 1,236,704
TCI Co., Ltd. 10,000 41,511
Te Chang Construction Co.,
Ltd. 8,000 15,431
Teco Electric and Machinery
Co., Ltd. 241,000 371,579
Test Research, Inc. 2,000 8,364
Test Rite International Co., Ltd. 26,000 16,554
Thermaltake Technology Co.,
Ltd. 28,000 32,422
Thye Ming Industrial Co., Ltd. 34,000 70,993
Ton Yi Industrial Corp. 213,000 109,026
Tong Hsing Electronic
Industries, Ltd. 50,420 203,002
Tong Yang Industry Co., Ltd. 205,000 684,613
#Tong-Tai Machine & Tool
Co., Ltd. 57,000 56,840
Topco Technologies Corp. 9,000 19,691
Topkey Corp. 8,000 57,678
Topoint Technology Co., Ltd. 51,000 62,795
Toung Loong Textile
Manufacturing 6,000 4,251
Tripod Technology Corp. 114,000 686,704
Tsann Kuen Enterprise Co.,
Ltd. 10,000 10,331
TSC Auto ID Technology Co.,
Ltd. 6,000 41,760
TSRC Corp. 153,000 116,517
Tung Ho Steel Enterprise
Corp. 138,000 317,434
Tung Thih Electronic Co., Ltd. 16,000 49,788
TURVO International Co., Ltd. 4,000 20,100
TXC Corp. 42,000 154,682
TYC Brother Industrial Co.,
Ltd. 161,000 299,488
Tyntek Corp. 111,000 75,871
UDE Corp. 30,000 85,300
U-MEDIA Communications,
Inc. 8,000 12,759
U-Ming Marine Transport Corp. 147,000 255,552
Unic Technology Corp. 15,000 17,205
Unimicron Technology Corp. 158,000 796,411
Union Bank Of Taiwan 254,685 120,824
*Union Insurance Co., Ltd. 18,000 18,905
Unitech Computer Co., Ltd. 10,000 11,189
*Unitech Printed Circuit Board
Corp. 258,000 243,989
#United Microelectronics Corp. 2,651,000 3,983,947
#United Microelectronics
Corp., Sponsored ADR 127,570 872,579
United Orthopedic Corp. 33,000 101,554
Univacco Technology, Inc. 18,000 31,685
#Universal Cement Corp. 130,356 123,073
UPC Technology Corp. 39,000 13,511
UPI Semiconductor Corp. 17,000 131,320
USI Corp. 222,000 97,004
*Usun Technology Co., Ltd. 9,000 18,595

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
Utechzone Co., Ltd. 8,000 $ 33,583
Value Valves Co., Ltd. 14,000 41,773
Ve Wong Corp. 6,000 8,923
Ventec International Group
Co., Ltd. 19,000 41,511
Viking Tech Corp. 33,000 50,262
Wafer Works Corp. 152,000 138,290
Wah Hong Industrial Corp. 10,000 13,421
#Wah Lee Industrial Corp. 44,000 167,541
#Walsin Lihwa Corp. 593,629 548,421
Walsin Technology Corp. 97,000 305,774
Walton Advanced Engineering,
Inc. 81,000 40,955
#Wan Hai Lines, Ltd. 99,450 266,007
*We&Win Diversification Co.,
Ltd. 18,000 15,955
WEI Chih Steel Industrial Co.,
Ltd. 29,000 20,818
Wei Chuan Foods Corp. 75,000 41,901
Weikeng Industrial Co., Ltd. 172,000 187,353
Well Shin Technology Co., Ltd. 17,000 33,321
*Win Semiconductors Corp. 122,000 464,544
#*Winbond Electronics Corp. 850,194 510,806
Winstek Semiconductor Co.,
Ltd. 23,000 76,092
Wisdom Marine Lines Co., Ltd. 143,000 327,597
#Wistron Corp. 806,000 2,792,322
Wistron NeWeb Corp. 142,726 543,464
WPG Holdings, Ltd. 336,000 778,127
WT Microelectronics Co., Ltd. 125,839 430,068
Xxentria Technology Materials
Corp. 37,070 68,610
Yageo Corp. 92,879 1,617,556
YC INOX Co., Ltd. 107,974 73,128
Yea Shin International
Development Co., Ltd. 40,687 38,858
#Yem Chio Co., Ltd. 209,000 119,699
Yen Sun Technology Corp. 4,000 6,592
*Yeong Guan Energy
Technology Group Co., Ltd. 20,056 24,288
YFY, Inc. 313,000 298,444
Yieh Phui Enterprise Co., Ltd. 255,102 120,624
Youngtek Electronics Corp. 29,000 64,082
Yuanta Financial Holding Co.,
Ltd. 3,008,887 3,047,390
Yuanta Futures Co., Ltd. 13,000 35,624
#Yulon Motor Co., Ltd. 178,528 319,278
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 6,000 14,494
YungShin Global Holding
Corp. 45,000 79,213
Zeng Hsing Industrial Co., Ltd. 14,000 46,754
Zenitron Corp. 50,000 49,781
Zero One Technology Co., Ltd. 15,000 47,285
Zhen Ding Technology
Holding, Ltd. 201,000 705,758
*Zig Sheng Industrial Co., Ltd. 35,000 11,197
#*Zinwell Corp. 76,000 42,104
Zippy Technology Corp. 18,000 41,180
Shares Value †
TAIWAN — (Continued)
#Zyxel Group Corp. 212,098 $ 277,369
TOTAL TAIWAN 155,361,311
THAILAND — (1.6%)
AAPICO Hitech PCL 3,800 2,241
AAPICO Hitech PCL, Class F 37,800 22,291
*Absolute Clean Energy PCL,
Class F 428,400 17,392
#AP Thailand PCL 776,300 219,697
Asian Sea Corp. PCL, Class F 65,500 18,149
Bangchak Corp. PCL 298,800 303,271
Bangkok Bank PCL 287,000 1,250,230
Bangkok Bank PCL, Class F 52,300 227,829
Bangkok Land PCL, Class F 4,682,552 86,033
Banpu PCL 1,142,200 211,550
Banpu PCL, Class F 654,200 121,166
Berli Jucker PCL 93,600 66,847
#Berli Jucker PCL, Class F 161,800 115,554
*Better World Green PCL 88,000 1,147
*Better World Green PCL 1,232,101 16,066
Cal-Comp Electronics Thailand
PCL 14,950 2,348
Cal-Comp Electronics Thailand
PCL 746,508 117,247
Charoen Pokphand Foods
PCL 316,500 232,603
Charoen Pokphand Foods
PCL, Class F 566,700 416,481
*CP Axtra PCL, Class R 6,111 6,157
GFPT PCL 44,900 14,769
GFPT PCL 55,100 18,125
Indorama Ventures PCL 109,700 84,522
#Indorama Ventures PCL,
Class F 301,300 232,147
IRPC PCL 1,637,900 74,748
#IRPC PCL 1,036,100 47,284
#*Italian-Thai Development
PCL, Class F 1,813,500 36,544
Kasikornbank PCL 29,700 128,939
Kasikornbank PCL 79,600 345,574
Khon Kaen Sugar Industry
PCL, Class F 520,300 31,454
Kiatnakin Phatra Bank PCL 11,000 17,766
Kiatnakin Phatra Bank PCL,
Class F 46,900 75,746
Krung Thai Bank PCL 552,200 335,460
Krung Thai Bank PCL, Class F 415,900 252,658
LPN Development PCL 222,800 19,675
Noble Development PCL,
Class F 251,400 22,648
Northeast Rubber PCL, Class
F 167,100 25,007
Origin Property PCL 214,000 30,059
#Origin Property PCL, Class F 178,100 25,017
Polyplex Thailand PCL 113,300 44,655
Precious Shipping PCL 263,800 64,885
Precious Shipping PCL, Class
F 114,470 28,155
Pruksa Holding PCL 137,500 36,264

Dimensional Emerging Markets Value ETF
continued
Shares Value †
THAILAND — (Continued)
PTT Exploration & Production
PCL 99,300 $ 372,246
PTT Global Chemical PCL 163,500 125,974
PTT Global Chemical PCL,
Class F 433,100 333,697
PTT PCL 2,558,000 2,539,428
PTT PCL 304,700 302,488
#Quality Houses PCL 220,500 12,154
Quality Houses PCL, Class F 1,992,400 109,820
Rojana Industrial Park PCL 46,300 10,016
Rojana Industrial Park PCL,
Class F 228,200 49,366
S Hotels & Resorts PCL, Class
F 415,400 27,821
Sansiri PCL 375,600 20,369
#Sansiri PCL 3,409,700 184,909
SC Asset Corp. PCL 230,000 20,584
SC Asset Corp. PCL 296,900 26,571
SCB X PCL 59,800 201,135
SCB X PCL 67,100 225,688
Siam Cement PCL (The) 74,400 463,002
Siam Cement PCL (The)
- NVDR 43,000 267,595
Somboon Advance
Technology PCL, Class F 75,500 27,072
SPCG PCL 141,300 36,639
Sri Trang Agro-Industry PCL 271,100 166,299
Sri Trang Gloves Thailand
PCL, Class F 290,800 91,347
Star Petroleum Refining PCL 528,501 104,933
Supalai PCL 115,600 67,143
Supalai PCL 196,700 114,249
*Super Energy Corp. PCL,
Class F 5,680,500 47,134
Susco PCL 2,600 245
Susco PCL, Class F 104,300 9,829
Thai Oil PCL 80,500 97,807
#Thai Oil PCL 304,519 369,989
Thai Union Group PCL 93,200 41,429
Thanachart Capital PCL 1,300 2,023
Thoresen Thai Agencies PCL 118,800 19,363
Thoresen Thai Agencies PCL,
Class F 301,800 49,190
TKS Technologies PCL 53,400 11,156
TMBThanachart Bank PCL 3,988,400 210,382
TMBThanachart Bank PCL 859,000 45,311
TPI Polene PCL 28,300 981
TPI Polene PCL, Class F 1,517,500 52,615
TPI Polene Power PCL 741,500 66,800
TOTAL THAILAND 12,371,199
TURKEY — (0.9%)
Akbank TAS 781,897 1,153,797
*Akenerji Elektrik Uretim AS 85,945 29,124
Alarko Holding AS 33,402 84,113
*Albaraka Turk Katilim Bankasi
AS 329,865 50,600
*Anadolu Anonim Turk Sigorta
Sirketi 1,144 2,871
Shares Value †
TURKEY — (Continued)
Anadolu Efes Biracilik Ve Malt
Sanayii AS 30,250 $ 169,113
Aygaz AS 2,981 13,118
*Bera Holding AS 163,183 61,437
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
AS 160 2,267
Deva Holding AS 6,309 12,290
Dogus Otomotiv Servis ve
Ticaret AS 11,143 68,339
Enka Insaat ve Sanayi AS 139,697 191,802
Eregli Demir ve Celik
Fabrikalari TAS 233,169 323,673
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 3,686 45,040
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS 256,781 184,665
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A 19,017 11,225
Kervan Gida Sanayi Ve Ticaret
AS 163,572 10,972
KOC Holding AS 177,918 876,872
*Kordsa Teknik Tekstil AS 5,011 10,602
*NET Holding AS 68,968 82,906
*Petkim Petrokimya Holding
AS 147,526 79,850
*Reysas Tasimacilik ve Lojistik
Ticaret AS 7,008 2,904
Sekerbank Turk AS 603,712 72,184
Sok Marketler Ticaret AS 59,976 68,738
*TAV Havalimanlari Holding
AS 27,420 184,158
*Tekfen Holding AS 21,423 46,950
*Tukas Gida Sanayi ve Ticaret
AS 87,012 16,722
*Turk Hava Yollari AO 170,469 1,354,694
*Turk Telekomunikasyon AS 19,937 27,467
Turkcell Iletisim Hizmetleri AS 52,555 129,892
Turkiye Garanti Bankasi AS 128,897 401,837
*Turkiye Halk Bankasi AS 39,263 16,603
Turkiye Is Bankasi AS 850,671 291,742
Turkiye Petrol Rafinerileri AS 63,016 265,735
Turkiye Sise ve Cam
Fabrikalari AS 248,942 284,151
*Turkiye Vakiflar Bankasi TAO 201,576 120,862
*Vestel Elektronik Sanayi ve
Ticaret AS 30,372 50,531
Yapi ve Kredi Bankasi AS 407,191 290,696
*Zorlu Enerji Elektrik Uretim
AS 492,745 59,779
TOTAL TURKEY 7,150,321
UNITED ARAB EMIRATES — (1.3%)
Abu Dhabi Commercial Bank
PJSC 446,178 1,085,987
Abu Dhabi National Hotels 1,565,837 247,686
*Abu Dhabi Ports Co. PJSC 142,170 207,081
Agility Global PLC 949,654 323,188
Agthia Group PJSC 5,242 10,847
*Ajman Bank PJSC 287,829 136,352

Dimensional Emerging Markets Value ETF
continued
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Amanat Holdings PJSC 326,705 $ 98,732
*Dana Gas PJSC 1,763,489 324,083
Deyaar Development PJSC 430,048 83,246
Dubai Investments PJSC 714,266 412,264
Dubai Islamic Bank PJSC 50,418 85,792
Emaar Development PJSC 165,104 417,143
Emaar Properties PJSC 2,147,628 5,081,102
Emirates NBD Bank PJSC 256,887 1,328,847
*EMSTEEL Building Materials
PJSC 445,926 162,685
*Ghitha Holding PJSC 4,401 28,397
National Bank of Ras Al-
Khaimah PSC (The), Class K 18,977 28,416
RAK Properties PJSC 598,262 193,828
Ras Al Khaimah Ceramics 124,793 84,939
TOTAL UNITED ARAB
EMIRATES 10,340,615
TOTAL COMMON STOCKS 768,582,421
PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Banco ABC Brasil SA 23,392 84,536
ΩBanco BMG SA 49,900 34,653
Banco Bradesco SA 404,527 1,004,198
Banco do Estado do Rio
Grande do Sul SA, Class B 59,855 116,324
Banco Pine SA 13,700 10,887
Cia de Ferro Ligas da Bahia
FERBASA 33,913 44,290
Eucatex SA Industria e
Comercio 14,170 35,127
Gerdau SA 116,510 368,323
Marcopolo SA 164,880 240,964
Petroleo Brasileiro SA 960,036 5,955,499
Raizen SA 186,550 90,234
Randon SA Implementos e
Participacoes 70,700 130,683
TOTAL BRAZIL 8,115,718
COLOMBIA — (0.0%)
Grupo de Inversiones
Suramericana SA 24,118 127,012
TOTAL COLOMBIA 127,012
TOTAL PREFERRED
STOCKS 8,242,730
Shares Value †
COLOMBIA — (Continued)
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Pine SA 11/12/2024 365 $ 8
*Banco Pine SA 11/12/2024 53 2
*Diagnosticos da America SA
4/30/2025 425 77
TOTAL BRAZIL 87
CHINA — (0.0%)
*Shougang Fushan Resources
Group, Ltd. 11/6/2024 18,333 457
TOTAL CHINA 457
TAIWAN — (0.0%)
*Apex International Co., Ltd.
11/4/2024 2,700 –
*Ching Feng Home Fashions
Co., Ltd. 11/4/2024 606 120
*Concord International
11/25/2024 6,439 553
*Fulltech Fiber Glass Corp.
11/13/2024 9,678 921
*Wafer Works Corp. 11/5/2024 4,245 351
TOTAL TAIWAN 1,945
THAILAND — (0.0%)
*Bangkok Ranch PCL 9/1/2026 1,400 4
*Eastern Power Group PCL
6/29/2025 425 –
*Northeast Rubber PCL
5/15/2026 27,850 627
TOTAL THAILAND 631
TOTAL RIGHTS/WARRANTS 3,120
TOTAL INVESTMENT SECURITIES — (99.5%)
(Cost $642,933,728) 776,828,271
SECURITIES LENDING COLLATERAL — ( 0.5% )
@§The DFA Short Term
Investment Fund 337,139 3,899,354
TOTAL INVESTMENTS — ( 100.0% )
(Cost $646,833,082) $ 780,727,625
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $19,228,813 which represented 2.5% of the net assets of the Fund.

Dimensional Emerging Markets Value ETF
continued
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 22,159,432 $ — $ — $ 22,159,432
Chile ................................ 2,769,476 — — 2,769,476
China ............................... 203,845,762 131,200 287 203,977,249
Colombia ............................ 521,789 33,592 — 555,381
Czechia ............................. 1,004,163 — — 1,004,163
Greece .............................. 3,616,814 — — 3,616,814
Hong Kong ........................... 136,439 — — 136,439
Hungary ............................. 1,393,516 — — 1,393,516
India ................................ 154,970,493 98,420 — 155,068,913
Indonesia ............................ 13,827,888 — — 13,827,888
Korea, Republic of ..................... 82,296,638 — 2,273 82,298,911
Kuwait .............................. 5,316,304 — — 5,316,304
Malaysia ............................. 12,665,665 — — 12,665,665
Mexico .............................. 12,438,231 — — 12,438,231
Philippines ........................... 4,359,866 — — 4,359,866
Poland .............................. 8,108,649 — — 8,108,649
Qatar ............................... 5,605,783 — — 5,605,783
Saudi Arabia .......................... 26,283,904 — — 26,283,904
South Africa .......................... 21,772,391 — — 21,772,391
Taiwan .............................. 155,361,311 — — 155,361,311
Thailand ............................. 7,491,153 4,880,046 — 12,371,199
Turkey .............................. 7,150,321 — — 7,150,321
United Arab Emirates ................... 10,340,615 — — 10,340,615
Preferred Stocks
Brazil ............................... 8,115,718 — — 8,115,718
Colombia ............................ 127,012 — — 127,012
Rights/Warrants
Brazil ............................... 87 — — 87
China ............................... — 457 — 457
Taiwan .............................. — 1,945 — 1,945
Thailand ............................. 631 — — 631
Securities Lending Collateral ............... — 3,899,354 — 3,899,354
Total Investments ........................ $771,680,051 $9,045,014 $2,560> $780,727,625
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
Shares Value †
COMMON STOCKS — (98.2%)
BRAZIL — (3.0%)
AES Brasil Energia SA 104,651 $ 146,615
*Allianca Saude e
Participacoes SA 3,100 8,172
Allied Tecnologia SA 70,573 92,533
Allos SA 229,236 875,958
*Allpark Empreendimentos
Participacoes e Servicos SA 55,193 26,887
Alupar Investimento SA 90,908 460,763
Ambev SA 14,500 31,661
#Ambev SA, Sponsored ADR 501,201 1,092,618
*Ambipar Participacoes e
Empreendimentos S/A 4,900 109,448
Anima Holding SA 39,000 17,180
Armac Locacao Logistica E
Servicos SA 28,900 37,294
*Atacadao SA 269,536 348,750
*Azzas 2154 SA 54,496 388,238
B3 SA - Brasil Bolsa Balcao 901,264 1,653,453
Banco Bradesco SA 151,594 333,631
Banco Bradesco SA,
Sponsored ADR 254,272 628,052
Banco BTG Pactual SA 167,200 939,295
Banco do Brasil SA 907,352 4,127,070
Banco Santander Brasil SA 65,400 307,299
Banco Santander Brasil SA,
Sponsored ADR 3,112 14,720
BB Seguridade Participacoes
SA 244,581 1,447,945
Bemobi Mobile Tech SA 82,664 220,199
Boa Safra Sementes SA 20,927 45,008
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 30,500 124,081
*Braskem SA, Class A,
Sponsored ADR 17,575 106,856
*Brava Energia 178,599 523,880
*BRF SA 521,689 2,363,879
Brisanet Participacoes SA 144,116 77,177
*C&A MODAS SA 187,273 421,536
Caixa Seguridade
Participacoes S/A 31,200 77,613
Camil Alimentos SA 144,300 196,929
CCR SA 747,498 1,581,836
Centrais Eletricas Brasileiras
SA 314,978 2,066,027
#Centrais Eletricas Brasileiras
SA, Sponsored ADR 30,200 198,716
*Cia Brasileira de Aluminio 149,157 149,962
*Cia Brasileira de Distribuicao 245,700 127,333
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 49,084 780,765
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 31,705 503,792
Shares Value †
BRAZIL — (Continued)
Cia de Saneamento de Minas
Gerais Copasa MG 159,339 $ 634,466
Cia de Sanena Do Parana 198,870 927,573
Cia de Sanena Do Parana 111,000 98,752
Cia Energetica de Minas
Gerais 133,531 334,706
Cia Energetica de Minas
Gerais, Sponsored ADR 107,030 206,568
Cia Paranaense de Energia
- Copel 309,237 465,291
Cia Paranaense de Energia -
Copel, ADR 13,250 88,907
Cia Siderurgica Nacional SA 970,127 1,972,515
*Cogna Educacao SA 7,050,487 1,717,329
*Construtora Tenda S/A 88,464 229,384
Cosan SA 162,383 331,568
Cosan SA, ADR 29,885 242,965
CPFL Energia SA 92,869 525,730
Cruzeiro do Sul Educacional
SA 165,743 94,772
CSU Digital SA 19,178 58,640
Cury Construtora e
Incorporadora SA 129,256 545,717
*CVC Brasil Operadora e
Agencia de Viagens SA 135,900 48,127
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 312,400 1,173,237
ΩDesktop SA 95,397 219,510
Dexco SA 455,620 651,701
Dimed SA Distribuidora da
Medicamentos 82,327 144,068
Direcional Engenharia SA 35,746 193,157
EcoRodovias Infraestrutura e
Logistica SA 200,139 246,511
Eletromidia SA 37,253 118,219
*Embraer SA 603,900 5,057,581
*Embraer SA, Sponsored ADR 150,068 5,030,279
Empreendimentos Pague
Menos S/A 82,159 40,734
Energisa S/A 108,257 806,960
*Eneva SA 589,924 1,332,966
Engie Brasil Energia SA 82,667 592,218
Equatorial Energia SA 745,040 4,133,999
Even Construtora e
Incorporadora S/A 47,342 49,315
Ez Tec Empreendimentos e
Participacoes S/A 77,203 186,314
Fleury SA 262,121 671,066
Fras-Le SA 70,400 265,364
Gerdau SA, Sponsored ADR 890,208 2,777,449
ΩGPS Participacoes e
Empreendimentos SA 129,713 382,277
Grendene SA 176,345 162,065
*Grupo Casas Bahia SA 52,122 37,097

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
Grupo Mateus SA 201,230 $ 263,498
Grupo SBF SA 138,400 346,433
Guararapes Confeccoes SA 135,626 198,914
Ω*Hapvida Participacoes e
Investimentos S/A 2,296,339 1,396,349
*Hidrovias do Brasil SA 192,808 104,918
Hypera SA 114,450 436,941
*Infracommerce CXAAS SA 346,115 8,371
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 26,118 86,357
Iochpe Maxion SA 69,447 122,248
Irani Papel e Embalagem SA 96,789 126,572
*IRB-Brasil Resseguros SA 48,600 363,865
Itau Unibanco Holding SA,
Sponsored ADR 46,600 281,930
Jalles Machado SA 31,156 32,670
JBS S/A 442,111 2,750,234
JHSF Participacoes SA 250,565 192,184
JSL SA 117,783 161,758
Kepler Weber SA 137,656 241,366
Klabin SA 932,400 3,359,942
Lavvi Empreendimentos
Imobiliarios SA 98,016 143,585
Localiza Rent a Car SA 872 6,330
LOG Commercial Properties e
Participacoes SA 34,050 133,053
*Log-in Logistica Intermodal
SA 18,998 86,740
Lojas Quero-Quero SA 96,870 48,195
Lojas Renner SA 200,870 644,380
M. Dias Branco SA 31,636 136,682
Mahle Metal Leve SA 12,113 62,650
Marcopolo SA 97,690 110,368
*Marfrig Global Foods SA 291,900 791,174
Melnick Even Desenvolvimento
Imobiliario SA 21,231 13,057
Mills Locacao Servicos e
Logistica SA 51,100 92,688
*Minerva SA 8,400 8,416
*Moura Dubeux Engenharia
S/A 93,188 258,214
*Movida Participacoes SA 15,599 16,168
*MPM Corporeos SA 75,005 12,309
*MRV Engenharia e
Participacoes SA 66,857 79,922
*Multilaser Industrial SA 82,462 23,077
Multiplan Empreendimentos
Imobiliarios SA 116,841 516,512
Natura & Co. Holding SA 487,391 1,154,331
Neoenergia SA 93,975 310,071
*Oceanpact Servicos
Maritimos SA 108,213 117,396
Odontoprev SA 115,771 219,992
*Orizon Valorizacao de
Residuos SA 32,234 258,206
Petroleo Brasileiro SA 709,700 4,788,751
Petroleo Brasileiro SA,
Sponsored ADR 77,872 1,047,378
Shares Value †
BRAZIL — (Continued)
Petroleo Brasileiro SA,
Sponsored ADR 356,650 $ 4,411,761
Petroreconcavo S/A 212,345 622,866
Plano & Plano
Desenvolvimento Imobiliario
SA 64,138 156,446
Porto Seguro SA 185,928 1,225,334
Positivo Tecnologia SA 69,300 76,737
PRIO SA 373,933 2,647,165
Raia Drogasil SA 592,956 2,493,206
ΩRede D'Or Sao Luiz SA 44,400 225,193
Romi SA 24,057 41,974
Rumo SA 94,100 323,488
Santos Brasil Participacoes SA 400,597 874,030
Sao Carlos Empreendimentos
e Participacoes SA 3,850 15,031
Sao Martinho S/A 159,653 698,322
#*Sendas Distribuidora S/A,
ADR 137,058 890,877
Ω*Ser Educacional SA 74,200 89,726
*Serena Energia SA 300,699 431,147
SLC Agricola SA 183,280 538,561
Smartfit Escola de Ginastica e
Danca SA 72,672 274,305
Suzano SA 553,100 5,710,868
Suzano SA, Sponsored ADR 14,200 145,834
SYN prop e tech SA 59,089 86,254
Tegma Gestao Logistica SA 31,651 161,406
Telefonica Brasil SA 44,200 401,933
Telefonica Brasil SA, ADR 48,843 444,960
TIM SA 484,777 1,388,487
TIM SA, ADR 4,934 70,556
Transmissora Alianca de
Energia Eletrica S/A 261,632 1,582,786
Tres Tentos Agroindustrial S/A 94,876 186,351
Trisul SA 83,572 76,372
Tupy SA 115,900 467,504
Ultrapar Participacoes SA 408,426 1,473,897
Ultrapar Participacoes SA,
Sponsored ADR 28,800 104,256
Unifique Telecomunicacoes
S/A 198,891 132,966
Unipar Carbocloro SA 12,879 98,824
Usinas Siderurgicas de Minas
Gerais S/A Usiminas 54,350 59,807
Vale SA, Sponsored ADR 1,614,038 17,270,206
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 98,668 408,563
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 365,640 397,301
Veste SA Estilo 21,000 36,277
Vibra Energia SA 864,956 3,333,564
Vivara Participacoes SA 64,000 282,700
Vulcabras SA 106,499 302,088
WEG SA 271,683 2,539,541
Wilson Sons SA 118,659 325,716
Wiz Co. 64,584 64,821

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
YDUQS Participacoes SA 69,687 $ 127,727
*Zamp SA 199,562 82,738
TOTAL BRAZIL 130,802,935
CHILE — (0.4%)
Aguas Andinas SA, Class A 2,269,099 648,186
Banco de Chile 803,697 93,625
Banco de Chile, Sponsored
ADR 55,095 1,278,204
Banco de Credito e
Inversiones SA 23,585 691,779
Banco Santander Chile 4,500,696 223,483
Banco Santander Chile,
Sponsored ADR 15,333 299,607
Besalco SA 22,998 13,837
Camanchaca SA 3,936 144
*CAP SA 80,223 481,456
Cencosud SA 711,021 1,474,653
*Cencosud Shopping SA 160,199 264,435
Cia Cervecerias Unidas SA 48,775 269,944
#Cia Cervecerias Unidas SA,
Sponsored ADR 10,978 119,111
*Clinica Las Condes SA 1,926 23,516
Colbun SA 3,115,375 385,602
Embotelladora Andina SA,
Sponsored ADR 17,463 304,031
Empresa Nacional de
Telecomunicaciones SA 260,174 846,744
Empresas CMPC SA 429,509 683,959
Empresas Copec SA 86,232 544,427
Enel Americas SA 5,071,255 474,987
Enel Chile SA 10,668,623 566,149
Enel Chile SA, Sponsored
ADR 24,906 68,242
*Engie Energia Chile SA 430,801 401,035
*Falabella SA 180,154 646,653
Forus SA 10,648 19,824
Grupo Security SA 1,284,785 350,799
Instituto de Diagnostico SA 328 521
Inversiones Aguas
Metropolitanas SA 599,211 448,734
Inversiones La Construccion
SA 37,467 293,749
Parque Arauco SA 344,834 566,301
Plaza SA 140,100 228,781
*Ripley Corp. SA 1,192,812 341,183
Salfacorp SA 795,854 475,146
*Salmones Camanchaca SA 136 335
Sigdo Koppers SA 452 494
SMU SA 2,772,309 428,694
Sociedad Matriz SAAM SA 894,301 95,808
#Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 23,154 888,882
SONDA SA 661,314 245,058
Vina Concha y Toro SA 473,671 546,079
TOTAL CHILE 15,734,197
CHINA — (24.5%)
360 Security Technology, Inc.,
Class A 71,900 97,543
Shares Value †
CHINA — (Continued)
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 86,204 $ 197,494
Ω3SBio, Inc. 2,542,500 1,906,613
*5I5J Holding Group Co., Ltd.,
Class A 297,500 147,751
AAC Technologies Holdings,
Inc. 1,064,500 4,306,252
Accelink Technologies Co.,
Ltd., Class A 15,400 98,369
*Addsino Co., Ltd., Class A 46,300 54,693
Advanced Micro-Fabrication
Equipment, Inc., Class A 1,085 29,292
Advanced Technology &
Materials Co., Ltd., Class A 99,700 151,763
*AECC Aero Science and
Technology Co., Ltd., Class A 18,600 53,964
AECC Aero-Engine Control
Co., Ltd., Class A 31,500 105,930
AECC Aviation Power Co.,
Ltd., Class A 12,900 77,387
*Aerospace Hi-Tech Holdings
Group, Ltd., Class A 64,700 125,627
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 30,600 78,820
Agricultural Bank of China,
Ltd., Class H 9,612,000 4,722,916
Aier Eye Hospital Group Co.,
Ltd., Class A 179,646 365,197
#*Air China, Ltd., Class H 1,190,000 668,900
Aisino Corp., Class A 66,200 94,547
ΩAK Medical Holdings, Ltd. 558,000 343,798
Ω*Akeso, Inc. 106,000 856,246
Alibaba Group Holding, Ltd.,
Class W 4,650,800 56,561,682
Alibaba Group Holding, Ltd.,
Sponsored ADR 8,448 827,735
#*Alibaba Health Information
Technology, Ltd. 1,778,000 898,788
*Alibaba Pictures Group, Ltd. 13,270,000 827,839
ΩA-Living Smart City Services
Co., Ltd., Class A 638,250 258,604
Ω*Alliance International
Education Leasing Holdings,
Ltd. 1,569,000 56,509
Allmed Medical Products Co.,
Ltd., Class A 61,300 72,757
*Alpha Group, Class A 39,200 38,937
Ω#*Alphamab Oncology 464,000 223,811
Aluminum Corp. of China, Ltd.,
Class H 4,180,000 2,661,427
Amlogic Shanghai Co., Ltd.,
Class A 5,073 49,564
Amoy Diagnostics Co., Ltd.,
Class A 28,000 94,828
An Hui Wenergy Co., Ltd.,
Class A 67,200 73,537
*ANE Cayman, Inc. 419,500 451,098

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Angang Steel Co., Ltd., Class
H 1,254,000 $ 243,561
Angel Yeast Co., Ltd., Class A 30,400 155,074
Ω#Angelalign Technology, Inc. 6,200 48,687
Anhui Anfu Battery Technology
Co., Ltd. 11,500 47,918
Anhui Anke Biotechnology
Group Co., Ltd., Class A 64,100 82,285
Anhui Conch Cement Co.,
Ltd., Class H 640,000 1,860,465
Anhui Construction
Engineering Group Co., Ltd.,
Class A 141,400 96,213
Anhui Expressway Co., Ltd.,
Class H 256,000 285,162
Anhui Guangxin Agrochemical
Co., Ltd., Class A 76,756 116,299
Anhui Gujing Distillery Co.,
Ltd., Class A 1,700 44,936
Anhui Heli Co., Ltd., Class A 29,800 75,087
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 111,800 148,066
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 69,830 141,466
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 100,100 75,975
Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 11,900 68,366
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 243,000 178,981
Anhui Jinhe Industrial Co.,
Ltd., Class A 36,900 119,016
Anhui Kouzi Distillery Co., Ltd.,
Class A 26,000 141,420
*Anhui Tatfook Technology
Co., Ltd., Class A 36,100 85,947
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 82,220 108,199
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 80,700 72,007
Anhui Yingjia Distillery Co.,
Ltd., Class A 12,700 107,225
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 49,200 103,676
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 129,900 242,748
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 6,115 132,203
Anjoy Foods Group Co., Ltd.,
Class A 13,100 157,358
Anker Innovations Technology
Co., Ltd., Class A 10,400 116,973
ANTA Sports Products, Ltd. 770,200 8,217,752
Shares Value †
CHINA — (Continued)
Anton Oilfield Services Group 3,624,000 $ 270,364
Aoshikang Technology Co.,
Ltd., Class A 12,500 44,456
Aotecar New Energy
Technology Co., Ltd., Class A 251,100 102,161
Apeloa Pharmaceutical Co.,
Ltd., Class A 80,800 182,960
Appotronics Corp., Ltd. 10,949 25,146
APT Medical, Inc., Class A 2,554 133,113
Arctech Solar Holding Co., Ltd. 3,944 47,099
Ω#*Arrail Group, Ltd. 112,500 47,608
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 62,300 167,815
Asian Star Anchor Chain Co.,
Ltd., Class A 56,000 63,559
*ASR Microelectronics Co.,
Ltd., Class A 4,463 25,371
Asymchem Laboratories
Tianjin Co., Ltd., Class A 10,700 124,461
Aurisco Pharmaceutical Co.,
Ltd., Class A 7,200 22,374
Autel Intelligent Technology
Corp., Ltd., Class A 27,846 119,778
Autobio Diagnostics Co., Ltd.,
Class A 11,400 71,955
Avary Holding Shenzhen Co.,
Ltd., Class A 65,400 344,348
AviChina Industry &
Technology Co., Ltd., Class H 2,847,000 1,534,386
AVICOPTER PLC, Class A 11,300 66,600
ΩBAIC Motor Corp., Ltd.,
Class H 2,826,500 781,665
*Baidu, Inc. 538,900 6,183,098
*Baidu, Inc., Sponsored ADR 8,848 807,203
Baiyin Nonferrous Group Co.,
Ltd., Class A 205,300 89,864
Bank of Beijing Co., Ltd.,
Class A 484,128 383,752
Bank of Changsha Co., Ltd.,
Class A 171,400 204,876
Bank of Chengdu Co., Ltd.,
Class A 130,600 282,166
Bank of China, Ltd., Class H 33,719,000 16,004,207
Bank of Chongqing Co., Ltd.,
Class H 669,500 486,555
Bank of Communications Co.,
Ltd., Class H 2,611,000 1,978,132
Bank of Guiyang Co., Ltd.,
Class A 134,500 113,029
Bank of Hangzhou Co., Ltd.,
Class A 216,400 420,179
Bank of Jiangsu Co., Ltd.,
Class A 669,559 827,573
Bank of Nanjing Co., Ltd.,
Class A 386,551 555,869
Bank of Ningbo Co., Ltd.,
Class A 241,000 863,534
ΩBank of Qingdao Co., Ltd.,
Class H 358,000 125,252

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Bank of Shanghai Co., Ltd.,
Class A 327,800 $ 356,412
Bank of Suzhou Co., Ltd.,
Class A 130,140 139,491
Bank of Xi'an Co., Ltd., Class
A 43,400 22,041
Ω#*Bank of Zhengzhou Co.,
Ltd., Class H 3,300 416
*Baoding Tianwei Baobian
Electric Co., Ltd. 14,000 24,748
Baoji Titanium Industry Co.,
Ltd. 17,300 74,488
Baoshan Iron & Steel Co., Ltd.,
Class A 869,500 795,351
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 123,195 72,245
Baowu Magnesium
Technology Co., Ltd., Class A 6,720 9,588
Baoxiniao Holding Co., Ltd.,
Class A 119,900 68,631
*Baoye Group Co., Ltd., Class
H 76,000 42,426
*Baozun, Inc., Class A 25,200 25,088
#*Baozun, Inc., Sponsored
ADR 63,502 198,761
BBMG Corp., Class H 710,000 72,147
*BE Friends Holding, Ltd. 414,000 55,914
Bear Electric Appliance Co.,
Ltd., Class A 3,500 22,126
Beauty Farm Medical And
Health Industry, Inc. 3,000 6,614
Befar Group Co., Ltd., Class A 67,300 37,484
Beibuwan Port Co., Ltd., Class
A 124,500 139,908
*BeiGene, Ltd. 29,200 457,471
*BeiGene, Ltd., Sponsored
ADR 2,859 579,348
Beijing Aerospace Shenzhou
Intelligent Equipment
Technology Co., Ltd., Class A 23,200 47,195
Beijing Balance Medical
Technology Co., Ltd. 1,963 32,951
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 17,160 58,405
*Beijing Capital Development
Co., Ltd., Class A 156,000 64,126
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 329,700 158,655
*Beijing Capital International
Airport Co., Ltd., Class H 2,138,000 778,265
*Beijing Compass Technology
Development Co., Ltd., Class
A 2,300 33,107
Beijing CTJ Information
Technology Co., Ltd., Class A 13,800 58,469
*Beijing Cuiwei Tower Co., Ltd. 65,500 84,266
Beijing Dabeinong Technology
Group Co., Ltd., Class A 71,300 47,314
Shares Value †
CHINA — (Continued)
Beijing Dahao Technology
Corp., Ltd., Class A 33,840 $ 70,644
Beijing Easpring Material
Technology Co., Ltd., Class A 21,900 127,630
Beijing eGOVA Co., Ltd.,
Class A 12,200 35,139
*Beijing E-Hualu Information
Technology Co., Ltd., Class A 9,900 41,293
Beijing Enlight Media Co., Ltd.,
Class A 36,500 45,267
Beijing Enterprises Holdings,
Ltd. 766,500 2,509,187
Beijing Enterprises Water
Group, Ltd. 6,046,000 1,804,219
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 108,840 80,777
*Beijing Haixin Energy
Technology Co., Ltd., Class A 111,900 62,953
Beijing Haohua Energy
Resource Co., Ltd., Class A 61,900 73,990
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 5,868 98,691
*Beijing Jetsen Technology
Co., Ltd., Class A 170,900 136,905
Beijing Jingneng Clean Energy
Co., Ltd., Class H 1,082,000 264,432
Beijing Kingsoft Office
Software, Inc., Class A 2,774 100,225
*Beijing Leike Defense
Technology Co., Ltd., Class A 78,500 56,608
Beijing New Building Materials
PLC, Class A 48,800 213,128
Beijing North Star Co., Ltd.,
Class H 844,000 94,448
*Beijing Orient National
Communication Science &
Technology Co., Ltd., Class A 18,700 26,314
*Beijing Philisense Technology
Co., Ltd., Class A 300 229
Beijing Relpow Technology
Co., Ltd., Class A 37,618 71,089
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 19,800 46,501
Beijing Sanyuan Foods Co.,
Ltd. 19,700 11,940
Beijing Shiji Information
Technology Co., Ltd., Class A 79,082 86,096
Beijing Shougang Co., Ltd.,
Class A 268,200 123,417
*Beijing Shunxin Agriculture
Co., Ltd., Class A 7,900 19,817
Beijing Sifang Automation Co.,
Ltd., Class A 26,500 67,330
Beijing Sinnet Technology Co.,
Ltd., Class A 94,100 143,107
Beijing SL Pharmaceutical Co.,
Ltd., Class A 37,200 38,151

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 152,100 $ 90,690
Beijing Strong Biotechnologies,
Inc., Class A 44,700 86,229
Beijing SuperMap Software
Co., Ltd., Class A 34,700 94,930
*Beijing Thunisoft Corp., Ltd.,
Class A 26,300 38,115
Beijing Tiantan Biological
Products Corp., Ltd., Class A 12,172 36,800
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 424,000 443,394
Beijing Tong Ren Tang Co.,
Ltd., Class A 26,900 149,448
*Beijing Tongtech Co., Ltd.,
Class A 74,200 176,135
Beijing Ultrapower Software
Co., Ltd., Class A 117,600 211,843
Beijing United Information
Technology Co., Ltd., Class A 65,800 244,447
*Beijing VRV Software Corp.,
Ltd., Class A 41,700 37,032
Beijing Wandong Medical
Technology Co., Ltd. 14,000 27,930
Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 12,820 128,383
*Beijing Watertek Information
Technology Co., Ltd., Class A 91,700 53,004
Beijing WKW Automotive Parts
Co., Ltd., Class A 63,000 29,698
Beijing Yanjing Brewery Co.,
Ltd., Class A 77,700 110,644
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 15,200 89,436
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 29,400 42,030
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 929,400 708,017
*Beiqi Foton Motor Co., Ltd.,
Class A 502,900 189,791
*Bengang Steel Plates Co.,
Ltd., Class A 84,700 44,086
Best Pacific International
Holdings, Ltd. 158,000 53,450
*Bestway Marine & Energy
Technology Co., Ltd., Class A 128,800 102,999
Bethel Automotive Safety
Systems Co., Ltd., Class A 11,340 77,240
Betta Pharmaceuticals Co.,
Ltd., Class A 13,800 89,175
BGI Genomics Co., Ltd., Class
A 10,500 67,276
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 38,210 105,230
*Bilibili, Inc., Class Z 192,060 4,214,529
*Binhai Investment Co., Ltd. 797,955 121,114
Shares Value †
CHINA — (Continued)
Binjiang Service Group Co.,
Ltd. 61,000 $ 143,587
Bloomage Biotechnology
Corp., Ltd., Class A 7,347 61,721
Ω#Blue Moon Group Holdings,
Ltd. 720,000 280,613
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 64,400 66,046
Bluestar Adisseo Co., Class A 33,400 51,451
ΩBOC Aviation, Ltd. 230,700 1,792,329
BOC International China Co.,
Ltd., Class A 43,300 70,467
*BOE HC Semitek Corp. 102,400 90,363
BOE Technology Group Co.,
Ltd., Class A 1,604,800 1,051,427
BOE Varitronix, Ltd. 507,000 359,329
*Bohai Leasing Co., Ltd.,
Class A 490,100 228,966
Bosideng International
Holdings, Ltd. 6,124,000 3,434,431
Bright Dairy & Food Co., Ltd.,
Class A 76,700 90,604
BrightGene Bio-Medical
Technology Co., Ltd., Class A 12,377 52,197
Brilliance China Automotive
Holdings, Ltd. 584,000 188,547
Bros Eastern Co., Ltd., Class A 50,300 37,542
B-Soft Co., Ltd., Class A 104,700 82,845
BTG Hotels Group Co., Ltd.,
Class A 78,900 153,752
*Burning Rock Biotech, Ltd.,
ADR 391 1,099
BYD Co., Ltd. 339,500 12,288,447
BYD Electronic International
Co., Ltd. 558,000 2,404,430
By-health Co., Ltd., Class A 43,400 77,571
*C&D International Investment
Group, Ltd. 226,517 428,303
C&D Property Management
Group Co., Ltd. 265,000 86,579
C&S Paper Co., Ltd., Class A 163,500 162,861
Caitong Securities Co., Ltd.,
Class A 56,100 65,089
Camel Group Co., Ltd., Class
A 111,600 134,023
Cangzhou Dahua Co., Ltd.,
Class A 17,500 26,761
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 136,400 68,316
Canmax Technologies Co.,
Ltd., Class A 21,500 71,035
Canny Elevator Co., Ltd.,
Class A 69,900 61,978
Canvest Environmental
Protection Group Co., Ltd. 485,000 271,995
*Capital Environment Holdings,
Ltd. 16,000 171
Castech, Inc., Class A 22,330 97,367
Cathay Biotech, Inc. 8,850 58,356

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
CCCC Design & Consulting
Group Co., Ltd., Class A 45,500 $ 61,791
CECEP Solar Energy Co.,
Ltd., Class A 162,200 117,875
CECEP Wind-Power Corp.,
Class A 301,940 141,061
Center International Group
Co., Ltd., Class A 23,600 35,063
Central China New Life, Ltd. 117,000 19,263
Central China Securities Co.,
Ltd., Class H 1,158,000 277,048
*CETC Chips Technology,
Inc., Class A 15,600 33,048
CETC Digital Technology Co.,
Ltd., Class A 7,830 26,551
#CGN Mining Co., Ltd. 1,235,000 311,355
CGN New Energy Holdings
Co., Ltd. 3,086,000 912,971
*CGN Nuclear Technology
Development Co., Ltd., Class
A 63,700 64,792
ΩCGN Power Co., Ltd., Class
H 3,160,000 1,138,094
Changchun Faway Automobile
Components Co., Ltd., Class A 64,100 81,296
Changchun High-Tech Industry
Group Co., Ltd., Class A 12,934 189,405
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 122,400 54,435
Changjiang Securities Co.,
Ltd., Class A 78,200 77,565
Changshu Fengfan Power
Equipment Co., Ltd., Class A 62,200 42,934
*ChangYuan Technology
Group, Ltd., Class A 170,600 138,340
Changzheng Engineering
Technology Co., Ltd., Class A 26,500 58,927
Changzhou Qianhong
Biopharma Co., Ltd., Class A 85,200 75,902
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 1,600 30,820
Chaowei Power Holdings, Ltd. 438,000 81,128
Chaozhou Three-Circle Group
Co., Ltd., Class A 36,200 188,774
*Chen Lin Education Group
Holdings, Ltd. 86,000 15,597
Cheng De Lolo Co., Ltd.,
Class A 121,500 148,299
*Chengdu CORPRO
Technology Co., Ltd., Class A 11,800 28,905
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 30,200 56,563
Chengdu Galaxy Magnets Co.,
Ltd., Class A 22,200 56,778
Chengdu Hongqi Chain Co.,
Ltd., Class A 238,100 167,021
Shares Value †
CHINA — (Continued)
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 58,600 $ 157,109
Chengdu Kanghua Biological
Products Co., Ltd., Class A 10,200 86,404
Chengdu Leejun Industrial Co.,
Ltd., Class A 59,300 51,331
Chengdu Spaceon Electronics
Co., Ltd. 12,700 30,539
Chengdu Wintrue Holding Co.,
Ltd., Class A 106,500 118,485
Chengdu Xingrong
Environment Co., Ltd., Class A 76,500 79,206
Chengtun Mining Group Co.,
Ltd., Class A 212,400 150,185
Chenguang Biotech Group
Co., Ltd., Class A 32,600 40,659
Chengxin Lithium Group Co.,
Ltd., Class A 26,500 54,206
Chengzhi Co., Ltd., Class A 66,100 74,095
Chervon Holdings, Ltd. 99,100 260,038
Chifeng Jilong Gold Mining
Co., Ltd., Class A 64,400 171,665
*China Aerospace International
Holdings, Ltd. 6,000 340
China Aircraft Leasing Group
Holdings, Ltd. 282,000 116,073
*China Anchu Energy Storage
Group, Ltd. 284,000 9,315
China Animal Husbandry
Industry Co., Ltd., Class A 69,000 66,794
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 13,800 34,423
China Baoan Group Co., Ltd.,
Class A 19,900 30,320
Ω*China Bohai Bank Co., Ltd.,
Class H 1,256,500 160,004
China CAMC Engineering Co.,
Ltd., Class A 53,600 60,309
#China Chunlai Education
Group Co., Ltd. 226,000 125,581
#China Cinda Asset
Management Co., Ltd., Class
H 9,763,000 1,896,240
China CITIC Bank Corp., Ltd.,
Class H 5,131,000 3,200,935
China Coal Energy Co., Ltd.,
Class H 1,886,000 2,353,133
China Coal Xinji Energy Co.,
Ltd., Class A 123,600 140,804
China Communications
Services Corp., Ltd., Class H 2,316,000 1,245,225
China Conch Environment
Protection Holdings, Ltd. 1,255,000 135,599
China Conch Venture
Holdings, Ltd. 2,905,000 2,697,842
China Construction Bank
Corp., Class H 56,220,000 43,605,500

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China CSSC Holdings, Ltd.,
Class A 17,100 $ 88,165
China CYTS Tours Holding
Co., Ltd., Class A 71,500 101,715
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 2,091,000 602,470
*China Daye Non-Ferrous
Metals Mining, Ltd., Class F 6,434,000 44,690
China Design Group Co., Ltd.,
Class A 56,100 73,826
*<China Dili Group 8,000 127
Ω#China East Education
Holdings, Ltd. 1,012,500 371,170
#*China Eastern Airlines Corp.,
Ltd., Class H 1,246,000 360,607
*China Education Group
Holdings, Ltd. 1,340,559 836,297
China Electronics Huada
Technology Co., Ltd. 1,580,000 284,524
China Electronics Optics
Valley Union Holding Co., Ltd. 20,000 669
China Energy Engineering
Corp., Ltd., Class H 1,690,000 228,249
China Everbright Bank Co.,
Ltd., Class H 693,000 234,435
China Everbright Environment
Group, Ltd. 3,200,000 1,551,760
*China Express Airlines Co.,
Ltd., Class A 53,100 59,076
ΩChina Feihe, Ltd. 4,641,000 3,498,181
China Film Co., Ltd., Class A 47,100 75,792
*China First Heavy Industries
Co., Ltd., Class A 186,200 83,593
China Foods, Ltd. 1,120,000 360,156
China Galaxy Securities Co.,
Ltd., Class H 2,774,500 2,483,860
China Gas Holdings, Ltd. 3,063,000 2,631,822
*China Glass Holdings, Ltd. 586,000 42,964
*China Gold International
Resources Corp., Ltd. 506,100 2,369,577
China Great Wall Securities
Co., Ltd., Class A 70,700 84,806
*China Greatwall Technology
Group Co., Ltd., Class A 10,900 24,269
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 95,300 132,899
China Haisum Engineering
Co., Ltd. 28,600 46,143
China Hanking Holdings, Ltd. 707,000 79,117
*China High Speed Railway
Technology Co., Ltd., Class A 287,600 104,907
#*China High Speed
Transmission Equipment
Group Co., Ltd. 442,000 62,539
China Hongqiao Group, Ltd. 2,409,000 3,885,684
ΩChina International Capital
Corp., Ltd., Class H 637,600 1,158,020
Shares Value †
CHINA — (Continued)
China International Marine
Containers Group Co., Ltd.,
Class H 801,450 $ 630,901
China Isotope & Radiation
Corp. 86,800 125,939
#*China Jinmao Holdings
Group, Ltd. 5,880,000 915,157
China Jushi Co., Ltd., Class A 152,300 241,446
*China Kepei Education
Group, Ltd. 832,000 136,983
China Kings Resources Group
Co., Ltd., Class A 22,700 83,375
China Leadshine Technology
Co., Ltd., Class A 18,500 63,978
China Lesso Group Holdings,
Ltd. 1,425,000 711,180
*China Life Insurance Co.,
Ltd., Class H 2,368,000 5,025,726
China Lilang, Ltd. 690,000 340,811
Ω*China Literature, Ltd. 509,600 1,841,912
China Longyuan Power Group
Corp., Ltd., Class H 1,366,000 1,214,121
*China Maple Leaf Educational
Systems, Ltd. 778,000 25,518
China Medical System
Holdings, Ltd. 846,000 847,698
China Meheco Group Co.,
Ltd., Class A 43,340 69,195
#China Meidong Auto
Holdings, Ltd. 376,000 108,819
China Mengniu Dairy Co., Ltd. 1,457,000 3,260,933
China Merchants Bank Co.,
Ltd., Class H 1,928,500 9,426,194
China Merchants Energy
Shipping Co., Ltd., Class A 254,200 239,655
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 30,200 49,233
China Merchants Port Holdings
Co., Ltd. 2,401,599 3,954,063
China Merchants Property
Operation & Service Co., Ltd.,
Class A 11,600 18,813
Ω#China Merchants Securities
Co., Ltd., Class H 129,600 221,046
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 112,000 177,400
China Minsheng Banking
Corp., Ltd., Class H 1,573,000 584,736
China Modern Dairy Holdings,
Ltd. 2,629,000 277,292
China National Accord
Medicines Corp., Ltd., Class A 47,510 185,698
China National Building
Material Co., Ltd., Class H 7,168,000 3,051,821
China National Chemical
Engineering Co., Ltd., Class A 139,000 157,763

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 27,400 $ 34,020
China National Medicines
Corp., Ltd., Class A 66,600 294,885
China National Nuclear Power
Co., Ltd., Class A 609,449 860,155
*China National Software &
Service Co., Ltd., Class A 5,400 34,470
ΩChina New Higher Education
Group, Ltd. 869,000 200,081
*China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 149,300 105,358
China Nonferrous Mining
Corp., Ltd. 2,008,000 1,430,891
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 22,600 68,042
China Oilfield Services, Ltd.,
Class H 1,590,000 1,488,887
China Overseas Grand
Oceans Group, Ltd. 1,663,391 438,613
China Overseas Land &
Investment, Ltd. 1,416,000 2,706,545
China Overseas Property
Holdings, Ltd. 1,200,000 923,029
China Pacific Insurance Group
Co., Ltd., Class H 1,503,000 5,229,490
China Petroleum & Chemical
Corp., Class H 18,816,000 10,600,700
China Petroleum Engineering
Corp., Class A 74,100 37,113
China Power International
Development, Ltd. 3,181,000 1,366,606
China Publishing & Media Co.,
Ltd., Class A 70,800 68,139
*China Qinfa Group, Ltd. 802,000 162,991
China Railway Group, Ltd.,
Class H 1,464,000 730,644
China Railway Hi-tech Industry
Co., Ltd., Class A 168,600 192,305
China Railway Materials Co.,
Ltd., Class A 244,700 96,124
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 609,000 251,452
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 123,400 106,125
China Rare Earth Resources
And Technology Co., Ltd.,
Class A 10,700 45,530
China Reinsurance Group
Corp., Class H 4,151,000 496,557
China Resource and
Environment Co., Ltd. 36,100 34,591
China Resources Beer
Holdings Co., Ltd. 1,245,500 4,621,923
Shares Value †
CHINA — (Continued)
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 29,000 $ 126,003
China Resources Building
Materials Technology
Holdings, Ltd. 2,980,000 770,452
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 67,700 201,452
China Resources Gas Group,
Ltd. 769,100 2,972,764
China Resources Land, Ltd. 2,208,000 7,341,634
China Resources Medical
Holdings Co., Ltd. 1,521,000 761,048
China Resources
Microelectronics, Ltd., Class A 24,734 174,891
ΩChina Resources Mixc
Lifestyle Services, Ltd. 512,600 2,113,196
ΩChina Resources
Pharmaceutical Group, Ltd. 2,049,500 1,449,919
#China Resources Power
Holdings Co., Ltd. 750,000 1,803,998
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 22,490 141,985
#China Risun Group, Ltd. 2,379,000 1,003,694
#*China Ruyi Holdings, Ltd. 3,692,000 907,044
*China Sanjiang Fine
Chemicals Co., Ltd. 628,000 141,361
ΩChina Shengmu Organic
Milk, Ltd. 30,000 687
China Shenhua Energy Co.,
Ltd., Class H 2,149,500 9,303,699
#*China Southern Airlines Co.,
Ltd., Class H 1,198,000 522,384
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 112,600 74,247
China State Construction
Development Holdings, Ltd. 732,000 188,310
China State Construction
Engineering Corp., Ltd., Class
A 1,761,900 1,488,056
China State Construction
International Holdings, Ltd. 2,550,000 3,745,755
*China Sunshine Paper
Holdings Co., Ltd. 558,000 142,830
China Suntien Green Energy
Corp., Ltd., Class H 1,221,000 555,971
China Taiping Insurance
Holdings Co., Ltd. 1,806,600 3,118,514
China Testing & Certification
International Group Co., Ltd.,
Class A 12,780 12,246
*<China Tianrui Group Cement
Co., Ltd. 3,000 7
China Tianying, Inc., Class A 143,800 99,056
#China Tobacco International
HK Co., Ltd. 274,000 886,383

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 12,200 $ 83,249
ΩChina Tower Corp., Ltd.,
Class H 47,798,000 6,455,534
*China Traditional Chinese
Medicine Holdings Co., Ltd. 4,880,000 1,493,929
China TransInfo Technology
Co., Ltd., Class A 55,600 80,188
China Travel International
Investment Hong Kong, Ltd. 1,096,000 143,795
China Tungsten And Hightech
Materials Co., Ltd., Class A 66,450 89,590
#*China Vanke Co., Ltd., Class
H 1,469,900 1,401,003
China Water Affairs Group,
Ltd. 280,000 170,714
China West Construction
Group Co., Ltd., Class A 122,500 127,349
China World Trade Center Co.,
Ltd., Class A 12,900 41,481
China XD Electric Co., Ltd.,
Class A 82,700 95,720
China XLX Fertiliser, Ltd. 1,128,000 591,974
China Yangtze Power Co.,
Ltd., Class A 405,100 1,567,465
China Yongda Automobiles
Services Holdings, Ltd. 326,500 67,615
Ω*China Youran Dairy Group,
Ltd. 713,000 121,976
Ω*China Yuhua Education
Corp., Ltd. 3,094,000 163,169
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 22,500 149,719
China Zheshang Bank Co.,
Ltd., Class H 1,106,900 307,536
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 7,600 8,221
#Chinasoft International, Ltd. 4,650,000 3,415,247
Chongqing Brewery Co., Ltd.,
Class A 14,400 117,255
Chongqing Changan
Automobile Co., Ltd., Class A 152,700 284,283
Chongqing Chuanyi
Automation Co., Ltd. 30,200 87,746
Chongqing Department Store
Co., Ltd., Class A 47,200 146,079
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 140,190 236,802
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 73,590 154,555
Chongqing Gas Group Corp.,
Ltd., Class A 112,100 94,991
Chongqing Machinery &
Electric Co., Ltd., Class H 708,000 58,284
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 15,600 30,334
Shares Value †
CHINA — (Continued)
Chongqing Port Co., Ltd. 116,900 $ 72,490
Chongqing Road & Bridge Co.,
Ltd., Class A 42,100 40,931
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,585,000 860,349
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 143,800 176,526
Chongqing Taiji Industry Group
Co., Ltd. 29,100 104,922
Chongqing Zhifei Biological
Products Co., Ltd., Class A 101,990 406,080
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 96,800 457,257
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 95,520 89,384
Chow Tai Seng Jewellery Co.,
Ltd., Class A 68,800 108,878
CIG Shanghai Co., Ltd. 11,200 58,452
CIMC Enric Holdings, Ltd. 878,000 739,723
Cisen Pharmaceutical Co.,
Ltd., Class A 41,700 81,787
CITIC Heavy Industries Co.,
Ltd., Class A 112,000 69,452
CITIC Press Corp., Class A 1,200 5,177
CITIC Securities Co., Ltd.,
Class H 318,000 881,470
CITIC, Ltd. 2,219,000 2,605,921
City Development Environment
Co., Ltd., Class A 79,300 149,748
#*Citychamp Watch &
Jewellery Group, Ltd. 1,288,000 155,732
Ω*Cloud Music, Inc. 8,400 135,059
#*ClouDr Group, Ltd. 340,900 56,565
#*CMGE Technology Group,
Ltd. 502,000 51,011
CMOC Group, Ltd., Class H 1,524,000 1,264,381
CMST Development Co., Ltd.,
Class A 133,600 98,403
CNGR Advanced Material Co.,
Ltd., Class A 21,800 117,535
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 130,145 78,695
CNOOC Energy Technology &
Services, Ltd., Class A 245,100 149,924
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 135,980 161,203
*COFCO Biotechnology Co.,
Ltd., Class A 46,900 38,360
COFCO Capital Holdings Co.,
Ltd., Class A 30,600 92,300
#*COFCO Joycome Foods,
Ltd. 4,905,000 971,612
COFCO Sugar Holding Co.,
Ltd., Class A 107,000 146,663
*Comba Telecom Systems
Holdings, Ltd. 1,516,000 216,449
Concord New Energy Group,
Ltd. 7,280,000 496,296

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Contemporary Amperex
Technology Co., Ltd., Class A 183,620 $ 6,336,672
Continental Aerospace
Technologies Holding, Ltd. 1,778,000 30,417
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 896,000 857,460
Cosco Shipping Specialized
Carriers Co., Ltd., Class A 89,700 91,992
Cosco Shipping Technology
Co., Ltd. 14,700 34,523
*CPMC Holdings, Ltd. 742,000 648,047
CQ Pharmaceutical Holding
Co., Ltd., Class A 145,800 112,298
CRRC Corp., Ltd., Class H 1,574,000 1,020,395
Crystal Clear Electronic
Material Co., Ltd., Class A 21,594 30,931
ΩCSC Financial Co., Ltd.,
Class H 163,500 196,005
CSG Holding Co., Ltd., Class
A 153,400 118,582
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 56,256 201,099
CSPC Pharmaceutical Group,
Ltd. 10,592,000 7,833,916
CSSC Science & Technology
Co., Ltd., Class A 14,500 27,727
CTS International Logistics
Corp., Ltd., Class A 106,100 92,140
Daan Gene Co., Ltd., Class A 98,500 85,402
Dajin Heavy Industry Co., Ltd.,
Class A 11,700 38,787
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 146,200 100,709
#Dalipal Holdings, Ltd. 324,000 167,118
Daqin Railway Co., Ltd., Class
A 441,800 403,504
Dare Power Dekor Home Co.,
Ltd., Class A 100 102
Dashang Co., Ltd., Class A 40,040 102,012
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 73,600 149,619
Datang International Power
Generation Co., Ltd., Class H 2,422,000 473,534
*Datang Telecom Technology
Co., Ltd. 30,800 70,001
DBG Technology Co., Ltd.,
Class A 39,600 205,560
DeHua TB New Decoration
Materials Co., Ltd., Class A 64,300 112,491
Deppon Logistics Co., Ltd.,
Class A 59,000 118,698
*Dezhan Healthcare Co., Ltd. 78,400 33,107
DHC Software Co., Ltd., Class
A 138,386 142,117
Dian Diagnostics Group Co.,
Ltd., Class A 6,000 10,690
Digital China Group Co., Ltd.,
Class A 30,600 151,887
Shares Value †
CHINA — (Continued)
Digital China Information
Service Group Co., Ltd., Class
A 31,500 $ 54,269
Do-Fluoride New Materials
Co., Ltd., Class A 75,680 129,003
Dong-E-E-Jiao Co., Ltd., Class
A 6,400 52,850
Dongfang Electric Corp., Ltd.,
Class H 262,400 344,943
Dongfang Electronics Co.,
Ltd., Class A 116,200 187,150
Dongguan Aohai Technology
Co., Ltd., Class A 19,400 79,882
Dongguan Development
Holdings Co., Ltd., Class A 75,900 114,683
*Dongjiang Environmental Co.,
Ltd., Class H 400 123
Dongxing Securities Co., Ltd.,
Class A 103,700 159,598
Dongyue Group, Ltd. 2,725,000 2,222,229
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 712,000 293,064
Eaglerise Electric & Electronic
China Co., Ltd. 17,700 41,991
Ω#*East Buy Holding, Ltd. 187,000 355,989
East Money Information Co.,
Ltd., Class A 209,700 682,245
Easyhome New Retail Group
Co., Ltd., Class A 373,200 147,650
E-Commodities Holdings, Ltd. 2,332,000 428,941
Ecovacs Robotics Co., Ltd.,
Class A 9,500 69,639
Edan Instruments, Inc., Class
A 34,800 50,775
Edifier Technology Co., Ltd.,
Class A 30,500 64,356
*Edvantage Group Holdings,
Ltd. 786,905 238,873
EEKA Fashion Holdings, Ltd. 293,000 316,577
EIT Environmental
Development Group Co., Ltd.,
Class A 144 307
Electric Connector Technology
Co., Ltd., Class A 10,600 66,757
*Elion Energy Co., Ltd., Class
A 243,500 12,981
Embedway Technologies
Shanghai Corp. 8,600 34,133
ENN Energy Holdings, Ltd. 195,100 1,372,707
ENN Natural Gas Co., Ltd.,
Class A 66,000 169,818
Eoptolink Technology, Inc.,
Ltd., Class A 7,840 143,175
Era Co., Ltd., Class A 70,700 44,734
Espressif Systems Shanghai
Co., Ltd. 1,624 28,753
Essex Bio-technology, Ltd. 1,000 345
Eternal Asia Supply Chain
Management, Ltd., Class A 228,200 200,095

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
EVA Precision Industrial
Holdings, Ltd. 1,754,000 $ 153,416
Eve Energy Co., Ltd., Class A 14,700 100,126
Ever Sunshine Services
Group, Ltd. 1,000,000 322,854
ΩEverbright Securities Co.,
Ltd., Class H 121,000 118,753
Ω#*Everest Medicines, Ltd. 91,500 370,736
Explosive Co., Ltd., Class A 19,400 33,532
Eyebright Medical Technology
Beijing Co., Ltd. 4,970 66,045
Fangda Carbon New Material
Co., Ltd., Class A 60,800 45,038
Fangda Special Steel
Technology Co., Ltd., Class A 217,195 134,379
Far East Smarter Energy Co.,
Ltd., Class A 75,400 55,959
*Farasis Energy Gan Zhou
Co., Ltd. 41,989 70,985
FAW Jiefang Group Co., Ltd.,
Class A 30,900 37,325
FAWER Automotive Parts Co.,
Ltd., Class A 164,500 122,085
Feilong Auto Components Co.,
Ltd. 34,200 51,339
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 20,500 55,134
*FIH Mobile, Ltd. 3,461,000 400,661
First Capital Securities Co.,
Ltd., Class A 28,600 34,467
#Flat Glass Group Co., Ltd.,
Class H 446,000 908,705
*Flowing Cloud Technology,
Ltd. 194,000 9,732
Focus Lightings Tech Co.,
Ltd., Class A 60,800 102,615
Focus Media Information
Technology Co., Ltd., Class A 308,700 311,825
*Focused Photonics
Hangzhou, Inc., Class A 33,200 82,024
Foryou Corp., Class A 17,700 73,975
Foshan Electrical and Lighting
Co., Ltd., Class A 107,700 84,615
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 82,284 505,281
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 60,800 70,798
Fosun International, Ltd. 1,279,000 725,508
Founder Securities Co., Ltd.,
Class A 123,700 150,637
Foxconn Industrial Internet
Co., Ltd., Class A 302,700 1,029,830
Fu Shou Yuan International
Group, Ltd. 1,864,000 947,057
Fufeng Group, Ltd. 2,755,000 1,555,676
Fujian Apex Software Co., Ltd. 7,400 40,780
Shares Value †
CHINA — (Continued)
Fujian Boss Software
Development Co., Ltd., Class
A 5,680 $ 13,547
Fujian Funeng Co., Ltd., Class
A 113,840 149,969
Fujian Kuncai Material
Technology Co., Ltd. 10,800 40,758
Fujian Star-net Communication
Co., Ltd., Class A 36,800 90,401
Fujian Sunner Development
Co., Ltd., Class A 70,000 140,533
Fujian Tianma Science &
Technology Group Co., Ltd. 13,200 23,797
Fujian Yuanli Active Carbon
Co., Ltd. 27,500 59,569
*Fulin Precision Co., Ltd.,
Class A 76,600 137,879
Fulongma Group Co., Ltd.,
Class A 100 126
Fushun Special Steel Co., Ltd.,
Class A 76,900 75,736
ΩFuyao Glass Industry Group
Co., Ltd., Class H 398,000 2,823,330
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 14,500 99,598
ΩGanfeng Lithium Group Co.,
Ltd., Class H 55,280 152,165
Gansu Energy Chemical Co.,
Ltd., Class A 508,100 194,605
*Gansu Jiu Steel Group
Hongxing Iron & Steel Co.,
Ltd., Class A 204,900 57,780
Gansu Shangfeng Cement
Co., Ltd., Class A 87,000 107,898
Gaona Aero Material Co., Ltd.,
Class A 26,900 64,836
Gaush Meditech, Ltd. 34,000 48,194
G-bits Network Technology
Xiamen Co., Ltd., Class A 2,100 60,073
GCL Energy Technology Co.,
Ltd., Class A 112,800 128,659
GD Power Development Co.,
Ltd., Class A 147,700 100,292
*GDS Holdings, Ltd., Class A 1,478,100 4,011,616
Geely Automobile Holdings,
Ltd. 4,892,000 8,595,483
GEM Co., Ltd., Class A 150,100 146,776
Gemdale Corp., Class A 228,500 196,191
#Gemdale Properties &
Investment Corp., Ltd. 4,566,000 167,384
*Genimous Technology Co.,
Ltd., Class A 72,000 118,184
*Genscript Biotech Corp. 8,000 12,245
Geovis Technology Co., Ltd.,
Class A 10,447 60,678
GEPIC Energy Development
Co., Ltd., Class A 76,700 72,419
Getein Biotech, Inc., Class A 35,600 42,353
GF Securities Co., Ltd., Class
H 527,800 754,931

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
ΩGiant Biogene Holding Co.,
Ltd. 269,200 $ 1,831,740
Giant Network Group Co., Ltd.,
Class A 32,400 56,638
*GigaDevice Semiconductor,
Inc., Class A 2,700 34,156
Ginlong Technologies Co.,
Ltd., Class A 12,200 123,184
Glarun Technology Co., Ltd.,
Class A 18,700 47,433
GoerTek, Inc., Class A 94,600 311,226
Goke Microelectronics Co.,
Ltd., Class A 3,200 31,978
Goldwind Science &
Technology Co., Ltd., Class H 644,249 547,757
Goneo Group Co., Ltd., Class
A 8,531 87,167
GoodWe Technologies Co.,
Ltd., Class A 7,668 57,092
*Gosuncn Technology Group
Co., Ltd., Class A 83,500 65,719
Gotion High-tech Co., Ltd.,
Class A 40,300 128,739
Grand Pharmaceutical Group,
Ltd. 1,295,000 759,570
Grandblue Environment Co.,
Ltd., Class A 32,700 101,157
Great Wall Motor Co., Ltd. 599,000 952,310
*Greatoo Intelligent
Equipment, Inc., Class A 152,000 77,836
Greattown Holdings, Ltd.,
Class A 600 320
Greatview Aseptic Packaging
Co., Ltd. 960,000 297,592
Gree Electric Appliances, Inc.
of Zhuhai, Class A 122,700 748,816
*Gree Real Estate Co., Ltd.,
Class A 14,100 14,223
Greentown China Holdings,
Ltd. 1,315,500 1,746,239
Ω#Greentown Management
Holdings Co., Ltd. 253,000 113,574
Greentown Service Group Co.,
Ltd. 1,758,000 924,859
GRG Banking Equipment Co.,
Ltd., Class A 30,200 52,199
GRG Metrology & Test Group
Co., Ltd., Class A 54,300 132,782
Grinm Advanced Materials
Co., Ltd., Class A 49,200 79,379
Guangdong Advertising Group
Co., Ltd., Class A 94,400 87,674
Guangdong Aofei Data
Technology Co., Ltd., Class A 44,227 78,677
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 105,600 70,668
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 260,300 138,041
Shares Value †
CHINA — (Continued)
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 35,200 $ 40,198
*Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 128,000 131,630
Guangdong Dongpeng
Holdings Co., Ltd., Class A 154,500 133,088
Guangdong Dowstone
Technology Co., Ltd., Class A 45,300 79,378
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 78,400 107,901
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 36,800 83,432
Guangdong Haid Group Co.,
Ltd., Class A 32,400 199,368
Guangdong HEC Technology
Holding Co., Ltd., Class A 67,200 74,857
Guangdong Hongda Holdings
Group Co., Ltd., Class A 45,800 161,794
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 79,500 133,953
Guangdong Huate Gas Co.,
Ltd. 4,078 30,311
Guangdong Investment, Ltd. 2,090,000 1,330,714
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 13,800 57,462
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 93,200 140,561
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 78,400 78,644
Guangdong Sirio Pharma Co.,
Ltd., Class A 25,220 92,136
Guangdong South New Media
Co., Ltd., Class A 19,900 110,837
*Guangdong TCL Smart Home
Appliances Co., Ltd. 52,200 85,757
Guangdong Topstar
Technology Co., Ltd., Class A 24,100 44,090
Guangdong Vanward New
Electric Co., Ltd., Class A 68,400 90,204
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 38,100 79,377
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 204,300 87,706
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 11,600 21,075
Guanghui Energy Co., Ltd.,
Class A 140,800 151,114
*Guanghui Logistics Co., Ltd. 16,200 18,728
Guangshen Railway Co., Ltd.,
Class H 1,632,000 453,427

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Guangxi Liugong Machinery
Co., Ltd., Class A 164,600 $ 276,879
Guangxi LiuYao Group Co.,
Ltd., Class A 36,300 92,178
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 572 302
Guangxi Wuzhou Zhongheng
Group Co., Ltd., Class A 243,600 88,515
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 17,100 46,805
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 79,900 108,508
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 168,000 395,020
Guangzhou Development
Group, Inc., Class A 112,700 101,350
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 14,200 67,276
Guangzhou Haige
Communications Group, Inc.
Co., Class A 37,500 59,503
Guangzhou Haoyang
Electronic Co., Ltd., Class A 8,350 44,398
Guangzhou KDT Machinery
Co., Ltd., Class A 40,520 95,902
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 16,600 79,345
*Guangzhou Lingnan Group
Holdings Co., Ltd. 31,000 44,753
Guangzhou Port Co., Ltd.,
Class A 147,000 71,975
Guangzhou Restaurant Group
Co., Ltd., Class A 60,100 134,992
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 21,400 108,113
Guangzhou Sie Consulting
Co., Ltd., Class A 28,100 74,706
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 82,500 218,986
Guangzhou Wondfo Biotech
Co., Ltd., Class A 31,800 110,464
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 43,300 54,248
Guilin Layn Natural Ingredients
Corp. 37,700 43,106
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 38,600 80,256
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 19,400 27,054
Guizhou Chanhen Chemical
Corp., Class A 27,100 80,792
Guizhou Gas Group Corp.,
Ltd., Class A 71,200 71,821
Shares Value †
CHINA — (Continued)
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 163,900 $ 125,779
Guizhou Qianyuan Power Co.,
Ltd. 10,000 21,535
Guizhou Sanli Pharmaceutical
Co., Ltd. 17,800 34,587
Guizhou Tyre Co., Ltd. 161,000 111,808
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 70,400 35,062
Guizhou Zhenhua E-chem,
Inc., Class A 33,276 54,948
*Guoguang Electric Co., Ltd.,
Class A 13,900 25,936
Guolian Securities Co., Ltd.,
Class H 1,000 558
Guomai Technologies, Inc.,
Class A 71,200 83,608
Guosen Securities Co., Ltd.,
Class A 31,200 50,600
*Guosheng Financial Holding,
Inc., Class A 65,700 105,908
ΩGuotai Junan Securities Co.,
Ltd., Class H 74,400 109,288
Guoyuan Securities Co., Ltd.,
Class A 70,200 83,517
#Gushengtang Holdings, Ltd. 115,400 542,533
H World Group, Ltd. 623,400 2,309,364
Ω#*Haichang Ocean Park
Holdings, Ltd. 1,145,000 106,040
ΩHaidilao International
Holding, Ltd. 1,112,000 2,242,766
Haier Smart Home Co., Ltd.,
Class H 1,317,400 4,787,064
*Hainan Airlines Holding Co.,
Ltd., Class A 405,300 78,469
Hainan Drinda New Energy
Technology Co., Ltd., Class A 16,600 186,079
Hainan Haide Capital
Management Co., Ltd., Class
A 114,000 134,186
*Hainan Haiqi Transportation
Group Co., Ltd. 10,200 29,164
*Hainan Meilan International
Airport Co., Ltd. 296,000 354,847
Hainan Mining Co., Ltd., Class
A 62,900 61,507
Hainan Strait Shipping Co.,
Ltd., Class A 121,000 100,156
Haisco Pharmaceutical Group
Co., Ltd., Class A 12,300 60,293
Haitian International Holdings,
Ltd. 689,000 1,905,420
#Haitong Securities Co., Ltd.,
Class H 1,137,200 949,324
Hand Enterprise Solutions Co.,
Ltd., Class A 78,500 104,405
Hangcha Group Co., Ltd.,
Class A 42,700 105,554

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Hangxiao Steel Structure Co.,
Ltd., Class A 210,600 $ 85,093
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 153,400 213,275
Hangzhou Dptech
Technologies Co., Ltd. 28,600 92,848
Hangzhou First Applied
Material Co., Ltd., Class A 35,000 91,528
Hangzhou Great Star Industrial
Co., Ltd., Class A 39,600 158,892
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 6,100 33,393
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 4,165 40,231
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 40,800 69,948
Hangzhou Iron & Steel Co. 45,900 26,402
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 36,900 137,653
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 8,400 29,650
Hangzhou Robam Appliances
Co., Ltd., Class A 16,700 56,933
Hangzhou Shunwang
Technology Co., Ltd., Class A 29,800 61,583
*Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 16,300 71,051
Hangzhou Sunrise Technology
Co., Ltd. 38,500 91,553
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 64,000 289,360
Han's Laser Technology
Industry Group Co., Ltd., Class
A 29,000 104,969
ΩHansoh Pharmaceutical
Group Co., Ltd. 240,000 559,992
Haohua Chemical Science &
Technology Co., Ltd., Class A 19,200 86,897
Ω*Harbin Bank Co., Ltd., Class
H 2,209,000 103,710
Harbin Boshi Automation Co.,
Ltd., Class A 14,300 29,592
Harbin Electric Co., Ltd., Class
H 750,000 247,929
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 38,000 61,309
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 211,000 70,749
*Harbin Pharmaceutical Group
Co., Ltd., Class A 223,500 124,169
HBIS Resources Co., Ltd.,
Class A 56,200 115,824
Ω*HBM Holdings, Ltd. 691,000 107,547
Shares Value †
CHINA — (Continued)
Health & Happiness H&H
International Holdings, Ltd. 383,000 $ 501,510
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 27,900 80,242
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 7,540 55,028
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 50,500 146,515
Hefei Jianghang Aircraft
Equipment Co., Ltd. 52,137 76,510
Hefei Meiya Optoelectronic
Technology, Inc., Class A 24,330 53,249
Heilongjiang Agriculture Co.,
Ltd., Class A 48,300 104,896
#Helens International Holdings
Co., Ltd. 52,000 15,317
Henan Liliang Diamond Co.,
Ltd., Class A 22,300 89,352
Henan Lingrui Pharmaceutical
Co., Class A 46,100 138,730
Henan Mingtai Al Industrial
Co., Ltd., Class A 95,100 172,512
Henan Pinggao Electric Co.,
Ltd., Class A 75,200 192,541
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 76,100 191,001
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 67,845 236,815
Henan Thinker Automatic
Equipment Co., Ltd., Class A 38,040 129,418
*Henan Yicheng New Energy
Co., Ltd., Class A 166,500 134,548
Henan Yuguang Gold & Lead
Co., Ltd., Class A 112,600 109,633
*Henan Yuneng Holdings Co.,
Ltd., Class A 37,300 22,607
*Henan Zhongfu Industry Co.,
Ltd. 173,000 70,386
Hengan International Group
Co., Ltd. 180,000 532,517
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 62,100 129,813
Hengli Petrochemical Co., Ltd.,
Class A 328,900 634,004
Hengtong Optic-electric Co.,
Ltd., Class A 95,100 230,951
Hengyi Petrochemical Co.,
Ltd., Class A 92,800 83,063
#*Hesai Group, ADR 28,582 128,619
Hesteel Co., Ltd., Class A 324,400 100,581
#Hisense Home Appliances
Group Co., Ltd., Class H 257,000 813,207
Hisense Visual Technology
Co., Ltd., Class A 42,600 133,456
Hitevision Co., Ltd., Class A 21,900 73,893
Hithink RoyalFlush Information
Network Co., Ltd., Class A 5,800 166,835

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
HMT Xiamen New Technical
Materials Co., Ltd., Class A 23,700 $ 89,908
Hongfa Technology Co., Ltd.,
Class A 11,700 49,769
Hongli Zhihui Group Co., Ltd.,
Class A 49,400 52,880
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 115,800 53,287
Hongta Securities Co., Ltd.,
Class A 38,040 45,203
#*Hopson Development
Holdings, Ltd. 454,351 203,962
Horizon Construction
Development, Ltd. 930,000 187,809
Hoshine Silicon Industry Co.,
Ltd., Class A 12,400 102,657
Hoyuan Green Energy Co.,
Ltd., Class A 29,200 97,663
Huaan Securities Co., Ltd.,
Class A 110,900 95,842
Huabao Flavours &
Fragrances Co., Ltd., Class A 7,900 19,374
Huada Automotive Technology
Corp., Ltd., Class A 6,900 30,919
Huadian Heavy Industries Co.,
Ltd., Class A 64,200 53,861
Huadian Power International
Corp., Ltd., Class H 882,000 439,049
Huadong Medicine Co., Ltd.,
Class A 42,700 197,749
Huafon Chemical Co., Ltd.,
Class A 200,400 228,013
*Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 150,000 195,922
*Huafu Fashion Co., Ltd.,
Class A 63,500 35,011
Huagong Tech Co., Ltd., Class
A 8,200 45,303
Huaibei Mining Holdings Co.,
Ltd., Class A 100,900 218,706
Huaihe Energy Group Co.,
Ltd., Class A 193,400 101,477
Hualan Biological Engineering,
Inc., Class A 39,600 91,557
Huaming Power Equipment
Co., Ltd. 11,500 27,621
Huaneng Power International,
Inc., Class H 1,880,000 1,008,387
Huangshan Novel Co., Ltd. 25,100 36,341
Huangshan Tourism
Development Co., Ltd., Class
A 42,800 67,972
Huapont Life Sciences Co.,
Ltd., Class A 171,200 110,725
ΩHuatai Securities Co., Ltd.,
Class H 256,600 436,336
Huaxi Securities Co., Ltd.,
Class A 67,400 79,902
Huaxia Bank Co., Ltd., Class A 345,700 342,894
Shares Value †
CHINA — (Continued)
Huaxin Cement Co., Ltd.,
Class A 1,900 $ 4,052
Huaxin Cement Co., Ltd.,
Class H 360,400 389,401
Huayu Automotive Systems
Co., Ltd., Class A 125,500 265,866
Huazhong In-Vehicle Holdings
Co., Ltd., Class V 24,000 818
*Hubei Biocause
Pharmaceutical Co., Ltd.,
Class A 644,900 323,904
Hubei Chutian Smart
Communication Co., Ltd. 157,400 90,979
*Hubei Dinglong Co., Ltd.,
Class A 14,900 56,566
Hubei Energy Group Co., Ltd.,
Class A 82,000 57,406
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 24,650 145,178
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 29,500 125,030
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 44,000 136,608
Hubei Yihua Chemical Industry
Co., Ltd., Class A 60,100 119,309
Hubei Zhenhua Chemical Co.,
Ltd. 52,300 95,240
Humanwell Healthcare Group
Co., Ltd., Class A 66,800 201,960
Hunan Aihua Group Co., Ltd.,
Class A 27,000 55,001
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 17,500 7,292
Hunan Gold Corp., Ltd., Class
A 124,800 294,498
Hunan Jiudian Pharmaceutical
Co., Ltd. 17,200 56,104
Hunan Valin Steel Co., Ltd.,
Class A 291,400 191,736
Hunan Zhongke Electric Co.,
Ltd., Class A 37,300 74,936
Hundsun Technologies, Inc.,
Class A 29,130 109,567
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 446,600 1,011,031
Hymson Laser Technology
Group Co., Ltd. 10,380 55,017
*Hytera Communications
Corp., Ltd., Class A 156,300 618,372
*HyUnion Holding Co., Ltd.,
Class A 32,000 29,585
*IAT Automobile Technology
Co., Ltd., Class A 21,700 35,863
Ω#*iDreamSky Technology
Holdings, Ltd. 354,000 94,255
IEIT Systems Co., Ltd., Class
A 5,700 37,409
iFlytek Co., Ltd., Class A 14,000 90,252

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
IKD Co., Ltd., Class A 54,100 $ 116,582
Ω*IMAX China Holding, Inc. 103,100 109,275
Imeik Technology
Development Co., Ltd., Class
A 5,900 176,110
Industrial & Commercial Bank
of China, Ltd., Class H 18,519,000 11,100,347
Industrial Bank Co., Ltd., Class
A 541,400 1,388,468
Industrial Securities Co., Ltd.,
Class A 94,700 86,890
Infore Environment
Technology Group Co., Ltd.,
Class A 257,000 174,149
Ingenic Semiconductor Co.,
Ltd., Class A 9,000 92,022
*INKON Life Technology Co.,
Ltd., Class A 32,623 46,821
Inmyshow Digital Technology
Group Co., Ltd., Class A 135,700 89,669
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 412,300 98,912
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 81,900 230,722
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 62,712 83,759
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 8,300 44,959
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 313,700 187,044
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 92,800 176,933
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 137,200 537,224
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 10,700 41,897
Inner Mongolia Yuan Xing
Energy Co., Ltd., Class A 141,800 134,084
Ω*Innovent Biologics, Inc. 112,500 489,105
Innuovo Technology Co., Ltd.,
Class A 84,500 88,675
Insigma Technology Co., Ltd.,
Class A 92,000 91,899
Inspur Digital Enterprise
Technology, Ltd. 422,000 177,498
Intco Medical Technology Co.,
Ltd., Class A 36,020 131,187
Intron Technology Holdings,
Ltd. 507,000 78,257
#*iQIYI, Inc., Sponsored ADR 348,349 909,191
iRAY Technology Co., Ltd.,
Class A 2,744 45,211
IReader Technology Co., Ltd.,
Class A 10,100 27,886
*IRICO Display Devices Co.,
Ltd. 156,900 167,953
IVD Medical Holding, Ltd. 15,000 3,145
Shares Value †
CHINA — (Continued)
JA Solar Technology Co., Ltd.,
Class A 16,676 $ 45,200
Jade Bird Fire Co., Ltd., Class
A 66,200 97,612
Jafron Biomedical Co., Ltd.,
Class A 21,400 93,432
Jangho Group Co., Ltd., Class
A 117,800 94,368
Jason Furniture Hangzhou
Co., Ltd., Class A 39,600 183,782
JCET Group Co., Ltd., Class A 57,700 323,153
JCHX Mining Management
Co., Ltd., Class A 10,300 57,888
Ω*JD Health International, Inc. 441,450 1,578,554
Ω*JD Logistics, Inc. 1,270,400 2,581,848
JD.com, Inc. 871,750 17,436,346
*Jia Yao Holdings, Ltd. 204,000 38,835
Jiang Su Suyan Jingshen Co.,
Ltd. 69,600 110,046
Jiangling Motors Corp., Ltd.,
Class A 45,200 162,972
Jiangsu Asia Pacific Light Alloy
Technology Co., Ltd., Class A 105,800 83,567
Jiangsu Azure Corp., Class A 104,700 136,459
Jiangsu Bojun Industrial
Technology Co., Ltd. 15,100 49,678
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 3,200 11,875
Jiangsu Changbao Steeltube
Co., Ltd. 39,000 28,178
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 37,700 72,937
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 189,750 185,282
*Jiangsu Dagang Co., Ltd. 16,500 34,816
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 110,600 144,460
Jiangsu Eastern Shenghong
Co., Ltd., Class A 127,800 141,824
Jiangsu Etern Co., Ltd., Class
A 36,600 27,060
Jiangsu Expressway Co., Ltd.,
Class H 684,000 688,892
Jiangsu General Science
Technology Co., Ltd. 140,700 100,277
Jiangsu Gian Technology Co.,
Ltd., Class A 10,800 66,092
Jiangsu Guomao Reducer Co.,
Ltd., Class A 16,300 22,708
Jiangsu Guoxin Corp., Ltd.,
Class A 42,800 46,356
*Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 12,500 119,566
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 12,700 92,027

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 35,100 $ 229,475
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 25,400 27,724
Jiangsu Hongdou Industrial
Co., Ltd., Class A 132,800 48,255
*Jiangsu Hoperun Software
Co., Ltd., Class A 6,700 67,678
Jiangsu Huachang Chemical
Co., Ltd., Class A 97,900 105,484
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 361,300 203,768
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 32,300 202,514
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 11,000 22,084
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 11,400 70,244
Jiangsu Leili Motor Co., Ltd. 16,800 67,857
Jiangsu Lihua Animal
Husbandry Stock Co., Ltd.,
Class A 49,640 149,174
Jiangsu Linyang Energy Co.,
Ltd., Class A 91,700 94,815
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 24,100 141,263
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 26,700 99,228
Jiangsu Pacific Quartz Co.,
Ltd., Class A 18,300 78,639
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 98,200 138,872
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 83,900 118,884
Jiangsu Shagang Co., Ltd.,
Class A 181,600 164,330
Jiangsu Shemar Electric Co.,
Ltd. 7,500 24,622
Jiangsu Shentong Valve Co.,
Ltd. 28,900 54,979
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 99,000 79,863
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 15,200 33,416
*Jiangsu Sopo Chemical Co.,
Class A 69,400 68,837
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 278,300 197,172
Jiangsu ToLand Alloy Co.,
Ltd., Class A 25,900 89,678
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 47,900 540,230
Jiangsu Yangnong Chemical
Co., Ltd., Class A 15,450 125,263
Shares Value †
CHINA — (Continued)
Jiangsu Yinhe Electronics Co.,
Ltd., Class A 33,400 $ 29,146
Jiangsu Yoke Technology Co.,
Ltd., Class A 5,800 51,907
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 20,800 98,954
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 360,280 214,313
Jiangsu Zhongtian Technology
Co., Ltd., Class A 77,200 170,584
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 523,600 205,683
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 22,700 36,465
Jiangxi Ganneng Co., Ltd.,
Class A 18,100 22,549
Jiangxi Ganyue Expressway
Co., Ltd., Class A 90,400 65,062
Jiangxi Guotai Group Co., Ltd.,
Class A 40,700 73,088
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 22,300 107,466
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd. 13,100 28,854
Jiangzhong Pharmaceutical
Co., Ltd., Class A 34,800 102,772
Jianmin Pharmaceutical Group
Co., Ltd., Class A 8,100 48,728
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 111,100 116,121
Jiayou International Logistics
Co., Ltd., Class A 87,914 244,827
*Jilin Chemical Fibre, Class A 195,200 108,447
Jilin Electric Power Co., Ltd.,
Class A 115,900 99,350
Jinchuan Group International
Resources Co., Ltd. 1,739,000 125,262
Jinduicheng Molybdenum Co.,
Ltd., Class A 142,800 214,966
Jinghua Pharmaceutical Group
Co., Ltd., Class A 59,200 64,367
Jingjin Equipment, Inc., Class
A 39,560 99,901
Jinhong Gas Co., Ltd., Class A 17,166 45,878
Jinhui Liquor Co., Ltd., Class A 16,600 47,696
*Jinke Smart Services Group
Co., Ltd., Class H 44,100 42,770
#JinkoSolar Holding Co., Ltd.,
Sponsored ADR 52,264 1,388,132
Jinlei Technology Co., Ltd.,
Class A 41,200 143,868
Jinlongyu Group Co., Ltd. 17,700 42,587
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 182,200 67,994

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Jinneng Science&Technology
Co., Ltd., Class A 45,200 $ 37,350
Ω#Jinxin Fertility Group, Ltd. 3,667,500 1,627,505
Jinzai Food Group Co., Ltd. 19,900 34,256
Ω#Jiumaojiu International
Holdings, Ltd. 2,047,000 884,688
Jizhong Energy Resources
Co., Ltd., Class A 155,560 129,418
JL Mag Rare-Earth Co., Ltd.,
Class H 72,400 70,217
JNBY Design, Ltd. 157,500 301,451
Joincare Pharmaceutical
Group Industry Co., Ltd., Class
A 88,800 140,653
Joinn Laboratories China Co.,
Ltd., Class A 21,200 52,139
Jointo Energy Investment Co.,
Ltd., Class A 85,200 62,634
Jointown Pharmaceutical
Group Co., Ltd., Class A 117,568 85,275
Jolywood Suzhou Sunwatt
Co., Ltd. 65,000 74,686
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 12,500 40,107
Joy City Property, Ltd. 5,648,000 174,357
Joyoung Co., Ltd., Class A 52,200 73,893
JS Corrugating Machinery Co.,
Ltd., Class A 50,000 114,340
Ω*JS Global Lifestyle Co., Ltd. 577,500 116,623
JSTI Group, Class A 26,700 52,929
Juewei Food Co., Ltd., Class A 74,400 189,970
Juneyao Airlines Co., Ltd.,
Class A 112,500 201,235
Jutal Offshore Oil Services,
Ltd. 1,138,000 99,537
Kailuan Energy Chemical Co.,
Ltd., Class A 63,400 60,128
Kaishan Group Co., Ltd.,
Class A 89,400 119,654
#Kangji Medical Holdings, Ltd. 309,500 230,501
Keboda Technology Co., Ltd.,
Class A 6,300 50,291
Keda Industrial Group Co.,
Ltd., Class A 103,400 122,145
Kehua Data Co., Ltd., Class A 35,900 133,721
Keli Motor Group Co., Ltd. 14,100 25,597
Keli Sensing Technology
Ningbo Co., Ltd. 12,700 59,706
Keshun Waterproof
Technologies Co., Ltd., Class
A 111,080 90,854
Kidswant Children Products
Co., Ltd., Class A 34,800 54,584
Kinetic Development Group,
Ltd. 1,484,000 290,142
Kingboard Holdings, Ltd. 555,500 1,346,164
Kingboard Laminates
Holdings, Ltd. 978,000 851,649
Shares Value †
CHINA — (Continued)
*KingClean Electric Co., Ltd.,
Class A 24,000 $ 83,402
Kingfa Sci & Tech Co., Ltd.,
Class A 110,500 138,593
Kingnet Network Co., Ltd.,
Class A 67,400 126,236
Kingsemi Co., Ltd. 5,582 68,437
*Kingsoft Cloud Holdings, Ltd. 492,000 95,560
Konfoong Materials
International Co., Ltd., Class A 15,321 145,368
KPC Pharmaceuticals, Inc.,
Class A 36,400 77,622
Ω*Kuaishou Technology,
Class W 1,270,000 7,498,071
Kuang-Chi Technologies Co.,
Ltd., Class A 13,200 78,705
Kuangda Technology Group
Co., Ltd., Class A 124,500 96,940
Kunlun Energy Co., Ltd. 4,068,000 3,872,093
Kunlun Tech Co., Ltd., Class A 12,600 72,034
*Kunming Yunnei Power Co.,
Ltd., Class A 600 297
Kunshan Huguang Auto
Harness Co., Ltd. 8,800 41,334
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 11,200 41,372
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 21,100 48,429
Kweichow Moutai Co., Ltd.,
Class A 18,955 4,062,832
Lakala Payment Co., Ltd.,
Class A 23,900 74,471
Lancy Co., Ltd., Class A 31,700 78,718
Lanzhou Lishang Guochao
Industrial Group Co., Ltd.,
Class A 14,400 8,929
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 60,300 47,798
Lao Feng Xiang Co., Ltd.,
Class A 8,300 57,233
Laobaixing Pharmacy Chain
JSC, Class A 24,168 54,488
Launch Tech Co., Ltd., Class
H 76,000 54,353
LB Group Co., Ltd., Class A 99,400 262,729
Lee & Man Chemical Co., Ltd. 42,000 20,151
Lee & Man Paper
Manufacturing, Ltd. 838,000 258,695
Ω*Legend Holdings Corp.,
Class H 607,400 597,681
Lenovo Group, Ltd. 7,376,000 9,772,175
Lens Technology Co., Ltd.,
Class A 169,500 536,238
Leo Group Co., Ltd., Class A 142,500 38,585
Leoch International
Technology, Ltd. 211,000 41,525
Lepu Medical Technology
Beijing Co., Ltd., Class A 66,600 112,404
Leyard Optoelectronic Co.,
Ltd., Class A 61,600 45,976

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
#*Li Auto, Inc., ADR 5,535 $ 138,430
*Li Auto, Inc., Class A 263,800 3,644,284
Li Ning Co., Ltd. 2,765,500 5,641,700
*LianChuang Electronic
Technology Co., Ltd., Class A 60,000 84,093
Lianhe Chemical Technology
Co., Ltd., Class A 27,000 22,576
Liaoning Port Co., Ltd., Class
H 116,000 10,892
*Lier Chemical Co., Ltd., Class
A 136,700 158,221
#*Lifetech Scientific Corp. 3,692,000 793,070
Lijiang Yulong Tourism Co.,
Ltd., Class A 40,200 49,631
#Lingbao Gold Group Co.,
Ltd., Class H 732,000 332,368
Lingyi iTech Guangdong Co.,
Class A 121,000 153,121
*Liuzhou Iron & Steel Co., Ltd.,
Class A 70,800 31,885
#Livzon Pharmaceutical
Group, Inc., Class H 148,900 500,841
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 37,900 102,196
#LK Technology Holdings, Ltd. 935,000 360,800
Loncin Motor Co., Ltd., Class A 211,900 242,881
Ω*Longfor Group Holdings,
Ltd. 549,000 891,179
Longhua Technology Group
Luoyang Co., Ltd., Class A 26,800 27,184
LONGi Green Energy
Technology Co., Ltd., Class A 130,640 361,797
Longshine Technology Group
Co., Ltd., Class A 48,700 84,175
*Lotus Holdings Co., Ltd. 105,900 71,760
Lucky Harvest Co., Ltd. 21,200 84,082
Luenmei Quantum Co., Ltd.,
Class A 65,103 54,071
Luoniushan Co., Ltd., Class A 87,400 75,287
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 35,800 23,104
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 31,900 101,234
Luxi Chemical Group Co., Ltd.,
Class A 93,200 152,852
Luxin Venture Capital Group
Co., Ltd., Class A 36,900 75,841
Luxshare Precision Industry
Co., Ltd., Class A 178,500 1,057,299
Luyang Energy-Saving
Materials Co., Ltd. 48,400 80,397
Ω*Luye Pharma Group, Ltd. 1,596,000 572,757
Luzhou Laojiao Co., Ltd.,
Class A 9,200 174,904
#*LVGEM China Real Estate
Investment Co., Ltd. 694,000 64,272
*Maanshan Iron & Steel Co.,
Ltd., Class H 1,242,000 196,499
Maccura Biotechnology Co.,
Ltd., Class A 62,500 122,933
Shares Value †
CHINA — (Continued)
Mango Excellent Media Co.,
Ltd., Class A 68,700 $ 241,727
Ω#*Maoyan Entertainment 271,400 272,992
*Markor International Home
Furnishings Co., Ltd., Class A 200 54
Maxvision Technology Corp.,
Class A 25,500 80,101
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 31,600 111,321
*MCC Meili Cloud Computing
Industry Investment Co., Ltd. 22,600 32,499
ΩMedlive Technology Co., Ltd. 58,000 63,040
MeiG Smart Technology Co.,
Ltd. 8,300 30,206
Meihua Holdings Group Co.,
Ltd., Class A 104,000 137,882
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 214,400 142,876
Ω#Meitu, Inc. 608,000 207,244
Ω*Meituan, Class W 536,860 12,602,509
Mesnac Co., Ltd., Class A 83,200 91,746
Metallurgical Corp. of China,
Ltd., Class H 1,279,000 274,739
*Microport Scientific Corp. 467,700 387,424
Midea Group Co., Ltd., Class A 89,434 896,115
ΩMidea Real Estate Holding,
Ltd. 43,000 18,363
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 10,300 82,425
Ming Yang Smart Energy
Group, Ltd., Class A 51,200 86,484
#MINISO Group Holding, Ltd.,
Class A 316,000 1,605,526
*Minmetals Development Co.,
Ltd., Class A 78,100 83,383
*Minth Group, Ltd. 1,844,000 3,368,080
MLS Co., Ltd., Class A 97,900 118,120
*MMG, Ltd. 6,440,000 2,261,422
Ω*Mobvista, Inc. 644,000 165,672
*MOG Digitech Holdings, Ltd. 408,000 65,075
Montage Technology Co., Ltd.,
Class A 3,000 28,793
Moon Environment Technology
Co., Ltd., Class A 79,600 119,492
Morimatsu International
Holdings Co., Ltd. 450,000 267,995
*Muyuan Foods Co., Ltd.,
Class A 166,800 1,021,227
*Nanfang Zhongjin
Environment Co., Ltd., Class A 325,300 153,343
Nanhua Futures Co., Ltd. 56,900 100,902
NanJi E-Commerce Co., Ltd.,
Class A 120,200 54,637
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 5,500 27,547
Nanjing Iron & Steel Co., Ltd.,
Class A 182,900 111,364

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 48,600 $ 100,366
Nanjing Pharmaceutical Co.,
Ltd. 104,300 71,993
Nanjing Securities Co., Ltd.,
Class A 61,800 78,552
*Nanjing Tanker Corp. 58,000 27,585
Nanjing Xinjiekou Department
Store Co., Ltd., Class A 75,200 69,420
Nantong Jianghai Capacitor
Co., Ltd., Class A 47,300 98,676
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 25,300 50,260
NARI Technology Co., Ltd.,
Class A 148,760 541,792
National Silicon Industry Group
Co., Ltd., Class A 33,449 105,492
NAURA Technology Group
Co., Ltd., Class A 5,100 280,742
*NavInfo Co., Ltd., Class A 61,500 88,007
NetDragon Websoft Holdings,
Ltd. 248,500 324,114
NetEase, Inc. 528,200 8,411,088
NetEase, Inc., Sponsored ADR 19,667 1,583,390
Neusoft Corp., Class A 28,300 44,150
Neusoft Education Technology
Co., Ltd. 68,800 22,832
New China Life Insurance Co.,
Ltd., Class H 663,700 2,245,229
New Hope Dairy Co., Ltd.,
Class A 39,600 68,279
Ω*<New Horizon Health, Ltd. 61,500 83,931
*New Journey Health
Technology Group Co., Ltd. 104,200 37,570
Neway Valve Suzhou Co.,
Ltd., Class A 37,100 115,289
*Newborn Town, Inc. 350,000 169,724
Newland Digital Technology
Co., Ltd., Class A 65,700 175,960
Nexteer Automotive Group,
Ltd. 956,000 350,458
*Nine Dragons Paper
Holdings, Ltd. 747,000 324,766
*Ninestar Corp., Class A 16,900 66,862
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 200 272
Ningbo Boway Alloy Material
Co., Ltd. 39,100 108,120
Ningbo Changhong Polymer
Scientific & Technical, Inc. 15,200 26,038
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 12,300 38,274
Ningbo Huaxiang Electronic
Co., Ltd., Class A 89,200 160,058
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 63,300 116,337
Ningbo Jintian Copper Group
Co., Ltd. 153,200 122,296
Shares Value †
CHINA — (Continued)
*Ningbo Joyson Electronic
Corp., Class A 77,000 $ 180,189
Ningbo Orient Wires & Cables
Co., Ltd., Class A 13,700 108,518
Ningbo Peacebird Fashion
Co., Ltd., Class A 36,300 66,867
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 21,098 88,502
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 39,800 172,202
Ningbo Shanshan Co., Ltd.,
Class A 20,800 26,613
Ningbo Sunrise Elc
Technology Co., Ltd. 14,700 35,637
Ningbo Tuopu Group Co., Ltd.,
Class A 20,155 123,087
Ningbo Xusheng Group Co.,
Ltd., Class A 62,400 113,807
Ningbo Yongxin Optics Co.,
Ltd., Class A 7,000 86,009
Ningbo Yunsheng Co., Ltd.,
Class A 68,900 67,471
Ningbo Zhoushan Port Co.,
Ltd., Class A 135,600 70,769
Ningxia Baofeng Energy Group
Co., Ltd., Class A 232,500 518,961
Ningxia Building Materials
Group Co., Ltd., Class A 16,600 33,932
*Ningxia Orient Tantalum
Industry Co., Ltd. 32,500 61,919
*Ningxia Western Venture
Industrial Co., Ltd. 46,100 32,079
*NIO, Inc., Class A 26,100 139,826
*Niu Technologies, ADR 6,782 15,599
NKY Medical Holdings, Ltd.,
Class A 35,100 61,850
Ω#Nongfu Spring Co., Ltd.,
Class H 833,800 3,099,509
Norinco International
Cooperation, Ltd., Class A 85,940 124,066
North China Pharmaceutical
Co., Ltd. 196,900 158,010
North Copper Co., Ltd., Class
A 8,400 10,736
North Huajin Chemical
Industries Co., Ltd., Class A 59,900 45,128
North Industries Group Red
Arrow Co., Ltd., Class A 37,500 89,280
Northeast Pharmaceutical
Group Co., Ltd., Class A 148,600 105,281
Northeast Securities Co., Ltd.,
Class A 164,600 197,441
Northking Information
Technology Co., Ltd., Class A 36,920 80,440
Novoray Corp., Class A 8,945 64,905
*Nuode New Materials Co.,
Ltd., Class A 136,600 76,657
NYOCOR Co., Ltd., Class A 61,400 49,186
Ω#*Ocumension Therapeutics 309,500 222,937

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Offcn Education Technology
Co., Ltd., Class A 230,600 $ 106,114
Offshore Oil Engineering Co.,
Ltd., Class A 170,500 129,648
*OFILM Group Co., Ltd., Class
A 92,600 229,166
Olympic Circuit Technology
Co., Ltd., Class A 37,600 156,142
Oppein Home Group, Inc.,
Class A 22,400 220,611
Opple Lighting Co., Ltd., Class
A 11,100 27,081
OPT Machine Vision Tech Co.,
Ltd., Class A 6,070 52,500
ORG Technology Co., Ltd.,
Class A 228,900 162,815
Orient International Enterprise,
Ltd., Class A 35,600 35,611
ΩOrient Securities Co., Ltd.,
Class H 375,600 251,225
*Oriental Energy Co., Ltd.,
Class A 120,100 148,780
*Ourpalm Co., Ltd., Class A 48,900 38,555
Ovctek China, Inc., Class A 21,700 56,930
*Pacific Securities Co., Ltd.
(The), Class A 157,875 99,006
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 27,800 87,325
PCI Technology Group Co.,
Ltd., Class A 141,600 97,342
*PDD Holdings, Inc.,
Sponsored ADR 170,031 20,504,038
Ω*Peijia Medical, Ltd. 50,000 24,954
*Peking University Resources
Holdings Co., Ltd. 1,800,000 59,040
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 669,200 25,349
*Pengxin International Mining
Co., Ltd., Class A 166,400 75,871
People.cn Co., Ltd., Class A 7,700 24,619
People's Insurance Co. Group
of China, Ltd. (The), Class H 4,042,000 2,043,252
Perennial Energy Holdings,
Ltd. 420,000 59,966
Perfect World Co., Ltd., Class
A 45,700 64,243
PetroChina Co., Ltd., Class H 14,628,000 10,988,310
PharmaBlock Sciences
Nanjing, Inc., Class A 14,900 75,254
Ω#Pharmaron Beijing Co.,
Ltd., Class H 258,775 500,614
*Phenix Optical Co., Ltd. 7,600 28,106
PhiChem Corp., Class A 29,200 64,358
PICC Property & Casualty Co.,
Ltd., Class H 4,224,000 6,422,062
Ping An Bank Co., Ltd., Class
A 492,300 785,984
Ping An Insurance Group Co.
of China, Ltd. 4,672,000 28,935,583
Shares Value †
CHINA — (Continued)
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 105,200 $ 149,656
PNC Process Systems Co.,
Ltd., Class A 28,600 104,885
POCO Holding Co., Ltd., Class
A 4,000 26,420
*Polaris Bay Group Co., Ltd.,
Class A 99,400 109,052
Poly Developments and
Holdings Group Co., Ltd.,
Class A 105,700 160,155
Poly Property Group Co., Ltd. 1,554,853 335,994
Poly Property Services Co.,
Ltd., Class H 222,000 920,907
ΩPop Mart International
Group, Ltd. 575,200 5,216,042
Porton Pharma Solutions, Ltd.,
Class A 48,300 125,293
ΩPostal Savings Bank of
China Co., Ltd., Class H 2,760,000 1,586,901
Pou Sheng International
Holdings, Ltd. 2,089,000 155,847
Power Construction Corp. of
China, Ltd., Class A 366,700 282,953
Prinx Chengshan Holdings,
Ltd. 112,000 118,852
Pylon Technologies Co., Ltd.,
Class A 5,779 39,630
*Q Technology Group Co., Ltd. 653,000 428,367
*Qi An Xin Technology Group,
Inc. 17,574 78,207
Qianhe Condiment and Food
Co., Ltd., Class A 43,860 75,871
*Qinchuan Machine Tool &
Tool Group Share Co., Ltd.,
Class A 46,600 58,447
Qingdao Citymedia Co., Ltd. 58,900 59,000
Qingdao East Steel Tower
Stock Co., Ltd., Class A 119,600 117,119
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 13,600 32,837
Qingdao Gaoce Technology
Co., Ltd., Class A 50,492 97,260
Qingdao Gon Technology Co.,
Ltd., Class A 27,300 87,593
Qingdao Haier Biomedical Co.,
Ltd., Class A 23,103 100,511
Qingdao Hanhe Cable Co.,
Ltd., Class A 150,100 72,651
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 14,120 22,722
ΩQingdao Port International
Co., Ltd., Class H 349,000 244,207
Qingdao Rural Commercial
Bank Corp., Class A 389,800 159,686
Qingdao Sentury Tire Co.,
Ltd., Class A 41,540 160,499
Qingdao TGOOD Electric Co.,
Ltd., Class A 24,900 77,552

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Qinghai Salt Lake Industry
Co., Ltd., Class A 120,000 $ 302,027
Qinhuangdao Port Co., Ltd.,
Class H 707,500 182,918
Queclink Wireless Solutions
Co., Ltd., Class A 27,100 54,635
Quectel Wireless Solutions
Co., Ltd., Class A 4,340 31,936
Quick Intelligent Equipment
Co., Ltd. 7,000 22,872
Rainbow Digital Commercial
Co., Ltd., Class A 146,400 104,339
Range Intelligent Computing
Technology Group Co., Ltd. 23,100 103,998
Rayhoo Motor Dies Co., Ltd. 8,600 38,742
Raytron Technology Co., Ltd.,
Class A 10,097 71,494
Red Avenue New Materials
Group Co., Ltd., Class A 19,300 90,329
Ω*Red Star Macalline Group
Corp., Ltd., Class H 539,400 114,480
Ω#*Redco Properties Group,
Ltd. 162,000 9,169
Renhe Pharmacy Co., Ltd.,
Class A 196,400 158,710
Rianlon Corp., Class A 29,300 113,043
Richinfo Technology Co., Ltd.,
Class A 8,100 25,285
Risen Energy Co., Ltd., Class
A 71,000 143,338
*RiseSun Real Estate
Development Co., Ltd., Class
A 314,400 78,955
Riyue Heavy Industry Co.,
Ltd., Class A 65,400 119,737
Rizhao Port Co., Ltd., Class A 305,600 135,482
RoboTechnik Intelligent
Technology Co., Ltd., Class A 2,000 58,054
Rockchip Electronics Co., Ltd.,
Class A 6,600 81,835
*RongFa Nuclear Equipment
Co., Ltd., Class A 139,300 99,670
Rongsheng Petrochemical
Co., Ltd., Class A 308,000 407,478
*Roshow Technology Co., Ltd.,
Class A 102,300 95,585
Ruida Futures Co., Ltd., Class
A 17,400 39,058
Sai Micro Electronics, Inc.,
Class A 10,400 28,729
Sailun Group Co., Ltd., Class
A 72,900 148,401
Sanan Optoelectronics Co.,
Ltd., Class A 65,500 126,353
Sangfor Technologies, Inc.,
Class A 5,600 51,845
Sanjiang Shopping Club Co.,
Ltd., Class A 26,600 39,744
Sanquan Food Co., Ltd., Class
A 72,400 110,817
Shares Value †
CHINA — (Continued)
*Sansteel Minguang Co., Ltd.,
Class A 177,102 $ 85,969
Sansure Biotech, Inc., Class A 6,971 21,966
Sany Heavy Equipment
International Holdings Co., Ltd. 1,688,000 1,105,155
Sany Heavy Industry Co., Ltd.,
Class A 151,900 388,922
Satellite Chemical Co., Ltd.,
Class A 126,335 335,163
SDIC Capital Co., Ltd., Class A 53,200 59,187
SDIC Power Holdings Co.,
Ltd., Class A 74,200 158,334
Sealand Securities Co., Ltd.,
Class A 147,200 103,257
#*Seazen Group, Ltd. 4,896,000 1,479,934
*Seazen Holdings Co., Ltd.,
Class A 52,400 106,890
S-Enjoy Service Group Co.,
Ltd. 404,000 188,115
*Seres Group Co., Ltd., Class
A 2,400 39,294
SF Holding Co., Ltd., Class A 206,500 1,293,839
SG Micro Corp., Class A 3,060 38,371
Shaanxi Coal Industry Co.,
Ltd., Class A 426,700 1,477,438
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 157,400 100,254
*Shaanxi Heimao Coking Co.,
Ltd., Class A 153,600 73,914
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 122,600 128,657
Shandong Bohui Paper
Industrial Co., Ltd., Class A 137,400 88,865
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 12,700 29,862
*Shandong Chenming Paper
Holdings, Ltd., Class H 287,000 61,650
Shandong Dawn Polymer Co.,
Ltd., Class A 7,600 14,181
Shandong Denghai Seeds Co.,
Ltd., Class A 55,100 78,385
*Shandong Dongyue Silicone
Material Co., Ltd., Class A 19,500 23,199
ΩShandong Gold Mining Co.,
Ltd., Class H 285,750 567,501
Shandong Haihua Co., Ltd.,
Class A 52,800 41,779
Shandong Head Group Co.,
Ltd., Class A 16,700 32,754
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 27,800 177,420
Shandong Hi-speed Co., Ltd.,
Class A 29,200 35,190
*Shandong Hi-Speed New
Energy Group, Ltd. 731,800 142,135
Shandong Hi-Speed Road &
Bridge Co., Ltd., Class A 134,200 121,438

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 83,700 $ 269,142
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 48,000 23,839
Shandong Humon Smelting
Co., Ltd., Class A 97,400 152,498
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 33,300 62,415
Shandong Jinjing Science &
Technology Co., Ltd., Class A 146,800 127,073
Shandong Linglong Tyre Co.,
Ltd., Class A 56,000 153,045
Shandong Lukang Pharma 71,500 83,358
Shandong Nanshan Aluminum
Co., Ltd., Class A 275,700 157,811
Shandong Pharmaceutical
Glass Co., Ltd., Class A 27,500 96,954
Shandong Publishing & Media
Co., Ltd., Class A 42,000 62,872
Shandong Sun Paper Industry
JSC, Ltd., Class A 129,500 236,368
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 9,900 65,626
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 2,754,400 1,718,311
Shandong WIT Dyne Health
Co., Ltd., Class A 22,100 88,613
Shandong Xiantan Co., Ltd.,
Class A 110,700 93,184
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 172,000 130,531
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 61,400 77,355
Shandong Yulong Gold Co.,
Ltd. 25,000 43,842
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 112,300 201,508
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 11,797 86,013
Shanghai AtHub Co., Ltd.,
Class A 46,844 108,569
Shanghai Bailian Group Co.,
Ltd., Class A 98,800 135,423
*Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 37,380 110,653
Shanghai Baolong Automotive
Corp., Class A 17,400 93,544
Shanghai Baosight Software
Co., Ltd., Class A 34,895 131,593
Shanghai Baosteel Packaging
Co., Ltd., Class A 116,500 84,664
Shanghai Belling Co., Ltd.,
Class A 40,200 289,493
Shares Value †
CHINA — (Continued)
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 1,287 $ 34,073
Shanghai Bright Meat Group
Co., Ltd., Class A 92,100 89,414
Shanghai Chinafortune Co.,
Ltd., Class A 51,000 110,903
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 64,200 83,854
Shanghai Construction Group
Co., Ltd., Class A 337,700 118,918
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 65,747 89,103
Shanghai Datun Energy
Resources Co., Ltd., Class A 44,300 80,858
#*Shanghai Electric Group
Co., Ltd., Class H 510,000 164,656
Shanghai Electric Power Co.,
Ltd., Class A 64,200 85,926
Shanghai Environment Group
Co., Ltd., Class A 152,040 178,962
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 64,400 38,399
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 173,500 330,289
#Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 165,000 351,886
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 13,200 92,002
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 14,800 51,868
Shanghai Gentech Co., Ltd. 14,136 73,656
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 53,600 138,439
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 5,700 21,995
Ω*Shanghai Henlius Biotech,
Inc., Class H 5,100 14,268
Shanghai Huace Navigation
Technology, Ltd., Class A 9,600 49,483
Shanghai Huafon Aluminium
Corp., Class A 14,000 32,074
Shanghai Huayi Group Co.,
Ltd., Class A 93,500 88,281
Shanghai Industrial Holdings,
Ltd. 571,000 871,072
Shanghai Industrial Urban
Development Group, Ltd. 436,000 24,676
Shanghai INT Medical
Instruments Co., Ltd. 16,200 62,096
Shanghai International Airport
Co., Ltd., Class A 4,500 22,071
Shanghai Jahwa United Co.,
Ltd., Class A 66,000 152,503
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 36,700 138,761

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 39,000 $ 61,062
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 70,100 65,007
*Shanghai Kehua Bio-
Engineering Co., Ltd., Class A 4,400 4,012
Shanghai Liangxin Electrical
Co., Ltd., Class A 22,200 21,303
Shanghai Lingang Holdings
Corp., Ltd., Class A 78,700 125,097
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 21,700 33,001
Shanghai M&G Stationery,
Inc., Class A 14,740 59,970
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 19,200 50,775
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 1,766 24,627
*Shanghai Milkground Food
Tech Co., Ltd., Class A 25,000 56,890
Shanghai Moons' Electric Co.,
Ltd., Class A 2,600 17,100
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 391,600 604,445
Shanghai Pioneer Holding, Ltd. 30,000 8,296
Shanghai Pret Composites
Co., Ltd., Class A 78,700 92,856
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 370,500 511,475
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 54,035 127,434
Shanghai QiFan Cable Co.,
Ltd., Class A 36,700 82,484
Shanghai RAAS Blood
Products Co., Ltd., Class A 66,000 68,150
Shanghai Runda Medical
Technology Co., Ltd., Class A 24,200 57,615
Shanghai Rural Commercial
Bank Co., Ltd., Class A 202,000 219,632
*Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 51,500 38,727
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 94,500 160,420
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 5,600 31,088
Shanghai Stonehill Technology
Co., Ltd., Class A 136,800 59,304
Shanghai Taisheng Wind
Power Equipment Co., Ltd. 53,300 61,766
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 16,300 19,118
Shares Value †
CHINA — (Continued)
Shanghai Tunnel Engineering
Co., Ltd., Class A 237,000 $ 227,762
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 41,100 66,022
Shanghai Wanye Enterprises
Co., Ltd., Class A 27,700 59,031
Shanghai Yaoji Technology
Co., Ltd., Class A 8,600 32,190
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 60,900 50,922
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 26,100 105,017
Shanghai Zhonggu Logistics
Co., Ltd., Class A 101,096 117,154
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 169,600 144,667
Shanjin International Gold Co.,
Ltd., Class A 58,800 148,983
Shannon Semiconductor
Technology Co., Ltd. 6,300 30,193
Shantui Construction
Machinery Co., Ltd., Class A 73,400 91,958
Shanxi Blue Flame Holding
Co., Ltd., Class A 117,600 106,581
Shanxi Coal International
Energy Group Co., Ltd., Class
A 68,300 127,251
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 175,500 202,637
Shanxi Guoxin Energy Corp.,
Ltd., Class A 43,200 17,334
Shanxi Hi Speed Group Co.,
Ltd. 123,600 83,061
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 137,100 160,800
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 21,200 43,424
*Shanxi Meijin Energy Co.,
Ltd., Class A 72,000 52,627
Shanxi Securities Co., Ltd.,
Class A 75,100 67,010
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 79,600 42,213
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 26,300 741,271
Sharetronic Data Technology
Co., Ltd. 3,300 33,936
Shede Spirits Co., Ltd., Class
A 21,900 194,701
Shengda Resources Co., Ltd.,
Class A 11,800 24,733
Shenghe Resources Holding
Co., Ltd., Class A 46,670 74,118
Shengyi Technology Co., Ltd.,
Class A 23,500 67,785
Shenma Industry Co., Ltd. 36,100 35,604

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shennan Circuits Co., Ltd.,
Class A 13,200 $ 194,560
ΩShenwan Hongyuan Group
Co., Ltd., Class H 393,600 126,063
*Shenyang Jinbei Automotive
Co., Ltd. 120,000 99,329
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 5,264 64,376
Shenzhen Agricultural
Products Group Co., Ltd.,
Class A 235,600 216,500
Shenzhen Airport Co., Ltd.,
Class A 151,600 147,817
Shenzhen Aisidi Co., Ltd.,
Class A 79,800 163,679
Shenzhen Anche Technologies
Co., Ltd., Class A 100 256
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 61,000 69,491
Shenzhen Capchem
Technology Co., Ltd., Class A 17,300 93,201
Shenzhen Center Power Tech
Co., Ltd., Class A 23,300 42,168
Shenzhen Cereals Holdings
Co., Ltd., Class A 115,300 110,158
Shenzhen Changhong
Technology Co., Ltd., Class A 9,600 27,448
Shenzhen Colibri Technologies
Co., Ltd., Class A 34,200 70,532
Shenzhen Comix Group Co.,
Ltd., Class A 35,300 29,615
Shenzhen Das Intellitech Co.,
Ltd., Class A 66,900 32,568
Shenzhen Desay Battery
Technology Co., Class A 27,410 96,868
*Shenzhen Dynanonic Co.,
Ltd., Class A 21,500 120,080
Shenzhen Ellassay Fashion
Co., Ltd., Class A 100 100
Shenzhen Energy Group Co.,
Ltd., Class A 98,500 92,173
Shenzhen Envicool
Technology Co., Ltd., Class A 32,771 149,054
*Shenzhen Everwin Precision
Technology Co., Ltd., Class A 91,500 230,424
Shenzhen Expressway Corp.,
Ltd., Class H 390,000 354,162
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 26,200 41,242
*Shenzhen Fenda Technology
Co., Ltd. 79,600 56,954
Shenzhen FRD Science &
Technology Co., Ltd., Class A 39,800 117,649
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 76,300 90,025
Shenzhen Gas Corp., Ltd.,
Class A 86,200 88,766
Shares Value †
CHINA — (Continued)
Shenzhen Goodix Technology
Co., Ltd., Class A 3,100 $ 39,107
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 64,500 109,946
Ω*Shenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 158,000 88,406
Shenzhen Hopewind Electric
Co., Ltd. 41,800 107,728
Shenzhen Huaqiang Industry
Co., Ltd., Class A 49,500 267,575
Shenzhen Inovance
Technology Co., Ltd., Class A 17,600 136,818
*Shenzhen International
Holdings, Ltd. 2,076,282 1,762,639
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 125
Shenzhen Investment, Ltd. 2,062,000 254,620
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 52,500 61,723
Shenzhen Jinjia Group Co.,
Ltd., Class A 34,200 21,256
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 103,400 111,990
Shenzhen Kaifa Technology
Co., Ltd., Class A 33,600 111,342
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 12,100 31,965
Shenzhen Kedali Industry Co.,
Ltd., Class A 9,000 124,750
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 53,400 132,229
Shenzhen Kinwong Electronic
Co., Ltd., Class A 38,900 141,075
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 21,200 58,950
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 76,500 122,995
Shenzhen Leaguer Co., Ltd.,
Class A 91,000 135,201
Shenzhen Lifotronic
Technology Co., Ltd. 18,528 43,670
Shenzhen Megmeet Electrical
Co., Ltd., Class A 22,300 142,350
Shenzhen Microgate
Technology Co., Ltd., Class A 75,400 142,594
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 27,700 1,036,052
Shenzhen MTC Co., Ltd.,
Class A 150,600 112,403
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 372,600 145,321
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 12,600 121,088

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 60,200 $ 22,043
Shenzhen Noposin Crop
Science Co., Ltd., Class A 77,000 100,141
Shenzhen Qingyi Photomask,
Ltd. 13,119 44,798
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 10,800 48,789
Shenzhen SC New Energy
Technology Corp., Class A 15,200 158,998
Shenzhen SED Industry Co.,
Ltd., Class A 36,100 99,267
Shenzhen Senior Technology
Material Co., Ltd., Class A 52,300 79,904
Shenzhen Sinexcel Electric
Co., Ltd. 15,600 55,153
Shenzhen Sunline Tech Co.,
Ltd., Class A 20,900 53,131
Shenzhen Sunlord Electronics
Co., Ltd., Class A 19,500 80,951
Shenzhen Suntak Circuit
Technology Co., Ltd., Class A 104,800 137,913
Shenzhen Sunway
Communication Co., Ltd.,
Class A 29,300 101,903
Shenzhen Tagen Group Co.,
Ltd., Class A 195,600 121,292
Shenzhen Topband Co., Ltd.,
Class A 79,900 130,255
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 36,900 48,663
Shenzhen Transsion Holdings
Co., Ltd., Class A 18,642 249,768
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 107,600 321,690
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 106,000 73,613
Shenzhen Yinghe Technology
Co., Ltd., Class A 34,600 114,025
*Shenzhen Yitoa Intelligent
Control Co., Ltd. 32,800 34,098
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 47,000 168,077
*Shenzhen Zhenye Group Co.,
Ltd., Class A 300 414
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 200,000 138,050
Shenzhou International Group
Holdings, Ltd. 335,800 2,591,583
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 229,300 1,191,562
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 22,300 53,186
Shares Value †
CHINA — (Continued)
Shinva Medical Instrument
Co., Ltd., Class A 45,630 $ 110,877
Shoucheng Holdings, Ltd. 142,000 18,996
Shougang Fushan Resources
Group, Ltd. 2,880,000 1,040,955
*<Shouhang High-Tech
Energy Co., Ltd., Class A 178,100 6,996
Shuangliang Eco-Energy
Systems Co., Ltd., Class A 93,100 94,173
Shui On Land, Ltd. 2,548,000 232,697
*Siasun Robot & Automation
Co., Ltd., Class A 24,500 46,746
Sichuan Changhong Electric
Co., Ltd., Class A 119,400 276,060
Sichuan Chengfei Integration
Technology Corp., Class A 37,900 92,785
Sichuan Chuantou Energy Co.,
Ltd., Class A 41,400 97,229
Sichuan Development Lomon
Co., Ltd., Class A 127,500 337,718
Sichuan EM Technology Co.,
Ltd., Class A 79,600 95,817
#Sichuan Expressway Co.,
Ltd., Class H 616,000 250,381
Sichuan Furong Technology
Co., Ltd., Class A 28,270 63,775
Sichuan Haite High-tech Co.,
Ltd., Class A 47,900 80,440
Sichuan Hexie Shuangma Co.,
Ltd., Class A 65,400 169,651
*Sichuan Hongda Co., Ltd. 57,200 69,656
Sichuan Injet Electric Co., Ltd.,
Class A 12,800 90,399
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 18,200 57,502
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 49,300 221,744
*Sichuan Lutianhua Co., Ltd.,
Class A 18,100 10,995
Sichuan New Energy Power
Co., Ltd., Class A 85,800 141,438
Sichuan Road and Bridge
Group Co., Ltd., Class A 88,360 94,833
Sieyuan Electric Co., Ltd.,
Class A 16,000 171,496
Sihuan Pharmaceutical
Holdings Group, Ltd. 1,995,000 187,326
SIIC Environment Holdings,
Ltd. 302,000 37,292
ΩSimcere Pharmaceutical
Group, Ltd. 711,000 642,007
Sineng Electric Co., Ltd., Class
A 18,100 115,743
Sino Biopharmaceutical, Ltd. 10,277,000 4,666,316
Sinocare, Inc., Class A 14,700 53,662
*Sinochem International Corp.,
Class A 106,551 63,382
Sinofert Holdings, Ltd. 3,224,000 481,046
Sinofibers Technology Co.,
Ltd., Class A 18,300 79,281

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Sinolink Securities Co., Ltd.,
Class A 45,000 $ 57,766
Sinoma International
Engineering Co., Class A 131,300 190,286
Sinoma Science & Technology
Co., Ltd., Class A 79,600 144,842
Sinomach Automobile Co.,
Ltd., Class A 60,500 54,492
*Sinomach Heavy Equipment
Group Co., Ltd. 55,000 26,930
Sinomach Precision Industry
Group Co., Ltd. 34,000 54,474
Sinomine Resource Group
Co., Ltd., Class A 11,460 53,346
Sinopec Engineering Group
Co., Ltd., Class H 1,269,000 883,064
*Sinopec Oilfield Equipment
Corp., Class A 122,000 97,561
*Sinopec Oilfield Service
Corp., Class H 1,358,000 118,779
*Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 1,774,000 273,822
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 3,219 21,926
Sinopharm Group Co., Ltd.,
Class H 1,610,000 4,005,119
Sino-Platinum Metals Co., Ltd.,
Class A 56,860 113,196
Sinoseal Holding Co., Ltd.,
Class A 6,700 34,112
Sinosoft Co., Ltd., Class A 30,940 96,711
Sinosteel Engineering &
Technology Co., Ltd., Class A 137,300 125,013
Sinosteel New Materials Co.,
Ltd., Class A 54,800 58,430
Sinotrans, Ltd., Class H 2,188,000 979,399
Sinotruk Jinan Truck Co., Ltd.,
Class A 81,600 192,098
Skshu Paint Co., Ltd., Class A 13,600 85,097
Skyworth Digital Co., Ltd.,
Class A 46,700 93,363
Skyworth Group, Ltd. 2,024,213 804,540
Ω#Smoore International
Holdings, Ltd. 1,448,000 1,892,324
Snowsky Salt Industry Group
Co., Ltd., Class A 124,800 98,574
*SOHO China, Ltd. 2,301,000 213,099
Songcheng Performance
Development Co., Ltd., Class
A 3,700 5,009
Sonoscape Medical Corp.,
Class A 8,000 39,956
SooChow Securities Co., Ltd.,
Class A 112,800 128,818
*South Manganese
Investment, Ltd. 80,000 4,322
Southern Publishing & Media
Co., Ltd. 45,900 89,638
Shares Value †
CHINA — (Continued)
Southwest Securities Co., Ltd.,
Class A 160,600 $ 108,376
Spring Airlines Co., Ltd., Class
A 21,100 162,605
SSY Group, Ltd. 2,534,000 1,228,800
Stanley Agricultural Group Co.,
Ltd., Class A 98,700 100,668
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 117,000 105,217
StarPower Semiconductor,
Ltd., Class A 3,760 50,868
State Grid Information &
Communication Co., Ltd.,
Class A 34,000 97,308
State Grid Yingda Co., Ltd.,
Class A 97,400 79,392
STO Express Co., Ltd., Class
A 133,200 202,757
Sumavision Technologies Co.,
Ltd., Class A 34,300 28,873
Sumec Corp., Ltd., Class A 91,970 116,384
Sun Art Retail Group, Ltd. 3,092,500 910,916
*Sun Create Electronics Co.,
Ltd., Class A 17,400 73,209
*Sun King Technology Group,
Ltd. 274,000 43,350
Sunflower Pharmaceutical
Group Co., Ltd., Class A 35,100 96,862
Sungrow Power Supply Co.,
Ltd., Class A 46,540 591,687
Suning Universal Co., Ltd.,
Class A 391,700 131,339
Sunny Optical Technology
Group Co., Ltd. 576,400 3,755,230
Sunresin New Materials Co.,
Ltd., Class A 15,900 109,081
Sunrise Group Co., Ltd., Class
A 53,000 40,673
Sunward Intelligent Equipment
Co., Ltd., Class A 97,000 108,733
Sunwoda Electronic Co., Ltd.,
Class A 42,900 136,142
Suofeiya Home Collection Co.,
Ltd., Class A 27,900 75,858
SUPCON Technology Co.,
Ltd., Class A 3,168 21,409
Suzhou Anjie Technology Co.,
Ltd., Class A 52,400 115,418
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 80,700 356,410
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 152,200 77,511
Suzhou Good-Ark Electronics
Co., Ltd., Class A 20,000 33,699
*Suzhou Secote Precision
Electronic Co., Ltd., Class A 13,000 129,474
Suzhou Sushi Testing Group
Co., Ltd., Class A 52,500 96,709

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 9,180 $ 165,238
Suzhou TZTEK Technology
Co., Ltd. 7,600 39,184
SY Holdings Group, Ltd. 283,500 251,614
Symphony Holdings, Ltd. 90,000 9,724
SYoung Group Co., Ltd., Class
A 25,500 45,256
Taiji Computer Corp., Ltd.,
Class A 22,900 85,941
*Talkweb Information System
Co., Ltd., Class A 12,600 47,339
*Tangrenshen Group Co., Ltd.,
Class A 27,800 20,749
*Tangshan Jidong Cement
Co., Ltd., Class A 96,700 80,585
TangShan Port Group Co.,
Ltd., Class A 206,200 126,419
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 123,300 95,314
Tasly Pharmaceutical Group
Co., Ltd., Class A 48,000 100,743
Tayho Advanced Materials
Group Co., Ltd., Class A 61,200 85,259
TBEA Co., Ltd., Class A 188,330 373,075
TCL Electronics Holdings, Ltd. 1,252,000 888,948
TCL Technology Group Corp.,
Class A 529,200 393,493
TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 164,700 292,760
TDG Holdings Co., Ltd. 76,400 83,069
Telling Telecommunication
Holding Co., Ltd., Class A 78,200 170,380
Tencent Holdings, Ltd. 2,570,100 133,754,690
Tencent Music Entertainment
Group, ADR 106,577 1,186,202
Three Squirrels, Inc., Class A 25,600 91,656
Three's Co. Media Group Co.,
Ltd., Class A 22,700 97,038
Thunder Software Technology
Co., Ltd., Class A 6,900 56,156
Tian Di Science & Technology
Co., Ltd., Class A 147,300 127,092
Tian Lun Gas Holdings, Ltd. 19,000 8,285
Tiande Chemical Holdings,
Ltd. 376,000 57,069
Tiangong International Co.,
Ltd. 902,000 207,679
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 212,000 87,806
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 52,400 30,288
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 11,100 51,515
Tianjin Port Co., Ltd., Class A 112,000 75,422
Shares Value †
CHINA — (Continued)
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 40,400 $ 103,099
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 83,500 64,782
*Tianma Microelectronics Co.,
Ltd., Class A 121,200 155,414
Tianneng Battery Group Co.,
Ltd. 13,604 56,246
#Tianqi Lithium Corp. 24,600 82,428
Tianrun Industry Technology
Co., Ltd., Class A 80,800 54,525
Tianshan Aluminum Group
Co., Ltd., Class A 325,200 377,766
TianShan Material Co., Ltd.,
Class A 144,100 124,129
Tianshui Huatian Technology
Co., Ltd., Class A 105,000 202,256
*Tianyun International
Holdings, Ltd. 320,000 131,714
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 7,100 22,472
Tibet Mineral Development
Co., Class A 9,200 28,344
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 10,470 55,421
*Tibet Tianlu Co., Ltd., Class A 260 236
Time Interconnect Technology,
Ltd. 280,000 176,477
Tingyi Cayman Islands Holding
Corp. 1,438,000 2,101,214
Titan Wind Energy Suzhou
Co., Ltd., Class A 110,900 142,518
TKD Science & Technology
Co., Ltd., Class A 15,900 34,799
Tofflon Science & Technology
Group Co., Ltd., Class A 51,800 93,021
Toly Bread Co., Ltd., Class A 135,860 114,172
*Tomson Group, Ltd. 108,000 33,757
Tong Ren Tang Technologies
Co., Ltd., Class H 786,000 516,626
Tongcheng Travel Holdings,
Ltd. 1,246,800 2,816,141
TongFu Microelectronics Co.,
Ltd., Class A 50,600 191,813
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 17,000 20,177
*Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 9,700 20,876
Tongkun Group Co., Ltd.,
Class A 76,300 126,099
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 170,500 136,345
Tongling Nonferrous Metals
Group Co., Ltd., Class A 461,500 220,137
Tongwei Co., Ltd., Class A 149,400 644,521
Topchoice Medical Corp.,
Class A 10,364 73,035

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Topsec Technologies Group,
Inc., Class A 89,300 $ 98,974
ΩTopsports International
Holdings, Ltd. 929,000 308,296
*Towngas Smart Energy Co.,
Ltd. 669,357 275,512
*TPV Technology Co., Ltd.,
Class A 259,000 103,559
TravelSky Technology, Ltd.,
Class H 698,000 978,622
Trina Solar Co., Ltd., Class A 86,592 304,075
*Trip.com Group, Ltd. 131,950 8,503,158
*Trip.com Group, Ltd.,
Sponsored ADR 10,500 676,200
#*Triumph New Energy Co.,
Ltd., Class H 20,000 11,268
TRS Information Technology
Corp., Ltd., Class A 12,800 30,582
Truly International Holdings,
Ltd. 2,244,000 305,958
*Tsinghua Tongfang Co., Ltd.,
Class A 70,000 83,770
Tsingtao Brewery Co., Ltd.,
Class H 274,000 1,767,480
*Tunghsu Optoelectronic
Technology Co., Ltd., Class A 429,200 22,279
UE Furniture Co., Ltd., Class A 100 174
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 6,600 62,020
Unilumin Group Co., Ltd.,
Class A 104,600 104,778
Uni-President China Holdings,
Ltd. 1,396,000 1,307,224
Unisplendour Corp., Ltd.,
Class A 48,000 176,771
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 68,600 143,208
*UTour Group Co., Ltd., Class
A 83,700 91,358
V V Food Beverage Co., Ltd.,
Class A 108,900 44,306
Valiant Co., Ltd., Class A 113,900 170,502
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 24,700 58,529
Vatti Corp., Ltd., Class A 76,700 84,794
Ω*<Venus MedTech
Hangzhou, Inc., Class H 95,500 12,898
Venustech Group, Inc., Class
A 53,600 133,326
Victory Giant Technology
Huizhou Co., Ltd., Class A 25,800 162,991
Vipshop Holdings, Ltd.,
Sponsored ADR 380,333 5,492,009
*Visionox Technology, Inc. 32,700 43,812
Visual China Group Co., Ltd.,
Class A 45,438 94,409
Ω*Viva Biotech Holdings 374,500 46,726
Shares Value †
CHINA — (Continued)
*Vnet Group, Inc., Sponsored
ADR 59,639 $ 195,616
Walvax Biotechnology Co.,
Ltd., Class A 14,400 29,799
Wanbangde Pharmaceutical
Holding Group Co., Ltd., Class
A 1,000 795
*Wanda Film Holding Co., Ltd.,
Class A 51,200 86,628
Wangneng Environment Co.,
Ltd., Class A 52,200 109,778
Wangsu Science &
Technology Co., Ltd., Class A 98,600 133,351
Wanguo Gold Group, Ltd. 238,000 300,929
Wanhua Chemical Group Co.,
Ltd., Class A 117,347 1,238,854
Want Want China Holdings,
Ltd. 2,624,000 1,633,587
Wanxiang Qianchao Co., Ltd.,
Class A 120,700 110,407
Warom Technology, Inc. Co. 16,700 47,960
Wasion Holdings, Ltd. 748,000 567,658
Wasu Media Holding Co., Ltd.,
Class A 118,700 124,065
Weichai Power Co., Ltd., Class
H 1,634,000 2,475,885
Weifu High-Technology Group
Co., Ltd., Class A 9,800 24,391
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 28,800 48,647
Weihai Guangwei Composites
Co., Ltd., Class A 24,860 121,931
Ω#*Weimob, Inc. 176,000 36,674
*Wellhope Foods Co., Ltd.,
Class A 44,700 51,424
Wencan Group Co., Ltd.,
Class A 22,400 73,883
Wens Foodstuffs Group Co.,
Ltd., Class A 132,500 346,500
Wenzhou Yihua Connector
Co., Ltd., Class A 7,700 45,890
West China Cement, Ltd. 3,734,000 557,141
Western Metal Materials Co.,
Ltd. 31,900 75,948
Western Mining Co., Ltd.,
Class A 84,200 208,969
*Western Region Gold Co.,
Ltd., Class A 56,600 104,579
Western Securities Co., Ltd.,
Class A 112,500 129,422
Western Superconducting
Technologies Co., Ltd., Class
A 15,996 112,836
Will Semiconductor Co., Ltd.,
Class A 8,435 126,977
Willfar Information Technology
Co., Ltd. 4,638 25,767
Winall Hi-Tech Seed Co., Ltd.,
Class A 96,340 183,818

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Windey Energy Technology
Group Co., Ltd., Class A 82,610 $ 155,882
Wingtech Technology Co.,
Ltd., Class A 48,800 299,666
Winner Medical Co., Ltd.,
Class A 6,900 30,193
Wolong Electric Group Co.,
Ltd., Class A 89,500 188,220
Wuchan Zhongda Group Co.,
Ltd., Class A 170,700 119,981
Wuhan DR Laser Technology
Corp., Ltd., Class A 9,800 107,599
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 15,600 24,009
*Wuhan P&S Information
Technology Co., Ltd., Class A 31,600 58,475
Wuhu Token Science Co.,
Ltd., Class A 121,200 123,957
Wuliangye Yibin Co., Ltd.,
Class A 112,000 2,307,142
Wuling Motors Holdings, Ltd. 40,000 2,624
WUS Printed Circuit Kunshan
Co., Ltd., Class A 23,700 135,892
Wushang Group Co., Ltd.,
Class A 105,400 123,620
ΩWuXi AppTec Co., Ltd.,
Class H 281,000 1,868,659
Wuxi Autowell Technology
Co., Ltd., Class A 14,265 108,070
Wuxi Best Precision Machinery
Co., Ltd. 28,400 68,212
Ω*Wuxi Biologics Cayman, Inc. 3,445,000 7,240,597
Wuxi Boton Technology Co.,
Ltd., Class A 35,500 94,878
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 75,200 96,323
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 105,200 277,174
Wuxi NCE Power Co., Ltd.,
Class A 29,120 146,584
Wuxi Paike New Materials
Technology Co., Ltd., Class A 7,800 63,590
Wuxi Rural Commercial Bank
Co., Ltd. 132,700 105,745
Wuxi Taiji Industry Co., Ltd.,
Class A 71,700 79,970
Wuzhou Special Paper Group
Co., Ltd. 12,000 23,064
XCMG Construction Machinery
Co., Ltd., Class A 283,300 308,823
#*XD, Inc. 135,400 363,997
XGD, Inc., Class A 31,400 121,145
ΩXiabuxiabu Catering
Management China Holdings
Co., Ltd. 1,142,500 146,957
Xiamen Amoytop Biotech Co.,
Ltd. 10,666 115,715
Xiamen Bank Co., Ltd., Class
A 194,300 142,021
Shares Value †
CHINA — (Continued)
Xiamen C & D, Inc., Class A 51,500 $ 67,194
*Xiamen Changelight Co., Ltd.,
Class A 65,600 143,204
Xiamen Faratronic Co., Ltd.,
Class A 2,800 44,546
Xiamen Intretech, Inc., Class A 13,100 24,205
Xiamen ITG Group Corp., Ltd.,
Class A 175,700 160,963
Xiamen Kingdomway Group
Co., Class A 40,900 93,875
Xiamen Tungsten Co., Ltd.,
Class A 46,800 127,639
Xiamen Xiangyu Co., Ltd.,
Class A 110,700 91,475
Xi'An Shaangu Power Co.,
Ltd., Class A 61,200 75,471
*Xi'an Tian He Defense
Technology Co., Ltd., Class A 100 196
Xi'an Triangle Defense Co.,
Ltd., Class A 23,600 88,436
Xiandai Investment Co., Ltd.,
Class A 148,000 85,961
Xiangcai Co., Ltd., Class A 64,900 69,108
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 22,400 44,279
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 64,200 93,942
Xianhe Co., Ltd., Class A 32,300 84,558
Ω*Xiaomi Corp., Class W 3,540,200 12,158,281
Xilinmen Furniture Co., Ltd.,
Class A 29,200 82,751
Xinfengming Group Co., Ltd.,
Class A 78,300 123,582
Xingda International Holdings,
Ltd. 527,039 86,095
Xingfa Aluminium Holdings,
Ltd. 11,000 10,400
Xinhuanet Co., Ltd., Class A 26,600 89,266
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 13,200 21,075
Xinjiang Joinworld Co., Ltd.,
Class A 55,300 57,101
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 137,100 74,437
Xinjiang Xintai Natural Gas
Co., Ltd., Class A 17,300 78,784
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 1,212,000 141,866
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 115,500 141,785
#*Xinte Energy Co., Ltd., Class
H 581,200 805,893
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 172,900 89,751
Xinxiang Richful Lube Additive
Co., Ltd., Class A 16,800 101,585

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 189,800 $ 103,583
#*Xinyi Energy Holdings, Ltd. 3,951,936 447,328
*Xinyi Solar Holdings, Ltd. 7,098,000 3,642,856
Xinyu Iron & Steel Co., Ltd.,
Class A 185,100 98,940
Xinzhi Group Co., Ltd., Class A 35,200 67,804
*Xizang Zhufeng Resources
Co., Ltd., Class A 75,300 116,734
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 35,300 64,629
*XPeng, Inc., Class A 848,400 4,927,102
#Xtep International Holdings,
Ltd. 3,406,040 2,523,512
Xuji Electric Co., Ltd., Class A 29,900 127,271
Ω*Yadea Group Holdings, Ltd. 1,095,931 1,900,230
*YaGuang Technology Group
Co., Ltd., Class A 29,200 29,700
Yangling Metron New Material,
Inc., Class A 32,200 114,699
Ω#Yangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 36,500 48,264
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 21,600 144,488
Yankershop Food Co., Ltd.,
Class A 15,540 109,183
Yankuang Energy Group Co.,
Ltd., Class H 2,579,200 3,357,366
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 13,900 44,911
Yantai China Pet Foods Co.,
Ltd., Class A 12,500 52,611
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 54,600 100,194
Yantai Eddie Precision
Machinery Co., Ltd., Class A 26,400 61,446
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 41,200 193,924
YanTai Shuangta Food Co.,
Ltd., Class A 170,400 125,030
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 61,200 117,543
*Yeahka, Ltd. 122,000 172,618
Yealink Network Technology
Corp., Ltd., Class A 24,480 133,599
Yechiu Metal Recycling China,
Ltd., Class A 71,500 26,482
Yeebo International Holdings,
Ltd. 60,000 18,136
YGSOFT, Inc., Class A 77,348 69,233
Yibin Tianyuan Group Co.,
Ltd., Class A 88,900 55,875
Ω*YiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 332,200 376,878
Yifan Pharmaceutical Co., Ltd.,
Class A 65,700 117,153
Shares Value †
CHINA — (Continued)
Yifeng Pharmacy Chain Co.,
Ltd., Class A 17,752 $ 59,100
Yihai International Holding,
Ltd. 283,000 505,253
Yinbang Clad Material Co.,
Ltd., Class A 27,900 73,901
Yindu Kitchen Equipment Co.,
Ltd. 9,100 30,742
Yixintang Pharmaceutical
Group Co., Ltd., Class A 72,600 136,688
Yizumi Holdings Co., Ltd.,
Class A 32,500 106,329
Yonfer Agricultural Technology
Co., Ltd., Class A 125,800 234,203
*Yonghui Superstores Co.,
Ltd., Class A 194,800 125,989
Yongjin Technology Group
Co., Ltd. 37,600 99,963
YongXing Special Materials
Technology Co., Ltd., Class A 21,000 113,900
*Yonyou Network Technology
Co., Ltd., Class A 28,200 45,102
Yotrio Group Co., Ltd., Class A 258,400 115,644
Youcare Pharmaceutical
Group Co., Ltd. 12,449 39,751
Youngor Fashion Co., Ltd.,
Class A 121,800 128,330
Youngy Co., Ltd., Class A 11,200 54,823
Youzu Interactive Co., Ltd.,
Class A 53,900 75,014
YTO Express Group Co., Ltd.,
Class A 91,800 211,217
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 36,700 56,380
Yuexiu Property Co., Ltd. 1,706,000 1,410,987
Yuexiu Transport
Infrastructure, Ltd. 814,000 399,964
*Yueyang Forest & Paper Co.,
Ltd., Class A 127,600 109,916
#Yum China Holdings, Inc. 150,600 6,776,070
Yum China Holdings, Inc. 24,200 1,067,462
Yunda Holding Co., Ltd., Class
A 146,800 171,559
Yunnan Aluminium Co., Ltd.,
Class A 130,000 259,714
Yunnan Baiyao Group Co.,
Ltd., Class A 26,800 214,540
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 187,800 152,288
Yunnan Copper Co., Ltd.,
Class A 85,100 156,641
Yunnan Energy Investment
Co., Ltd., Class A 46,700 83,338
Yunnan Energy New Material
Co., Ltd., Class A 26,200 130,856
Yunnan Tin Co., Ltd., Class A 73,500 157,768
Yunnan Yuntianhua Co., Ltd.,
Class A 81,200 262,242

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Yusys Technologies Co., Ltd.,
Class A 55,900 $ 201,395
Yutong Bus Co., Ltd., Class A 31,400 106,431
Yutong Heavy Industries Co.,
Ltd. 29,700 48,084
*Zai Lab, Ltd. 259,000 796,216
#*Zai Lab, Ltd., Sponsored
ADR 6,960 210,331
Zangge Mining Co., Ltd., Class
A 42,400 170,900
ZBOM Home Collection Co.,
Ltd., Class A 33,360 70,157
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 10,700 351,795
Zhaojin Mining Industry Co.,
Ltd., Class H 1,136,000 2,001,852
Zhefu Holding Group Co., Ltd.,
Class A 235,400 113,607
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 71,200 81,210
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 28,800 34,829
*Zhejiang Century Huatong
Group Co., Ltd., Class A 166,300 110,122
Zhejiang Cfmoto Power Co.,
Ltd., Class A 11,200 247,951
Zhejiang China Commodities
City Group Co., Ltd., Class A 84,800 126,822
Zhejiang Chint Electrics Co.,
Ltd., Class A 63,700 208,584
Zhejiang Communications
Technology Co., Ltd., Class A 227,040 136,647
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 158,800 105,824
Zhejiang Crystal-Optech Co.,
Ltd., Class A 71,900 230,694
Zhejiang Dahua Technology
Co., Ltd., Class A 90,500 208,733
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 43,800 67,225
Zhejiang Dingli Machinery Co.,
Ltd., Class A 11,900 84,644
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 51,800 80,812
Zhejiang Expressway Co.,
Ltd., Class H 960,760 637,673
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 40,700 83,937
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 23,000 27,847
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 85,300 65,221
Shares Value †
CHINA — (Continued)
Zhejiang Hailiang Co., Ltd.,
Class A 95,095 $ 117,404
Zhejiang Hailide New Material
Co., Ltd., Class A 75,900 45,469
Zhejiang HangKe Technology,
Inc. Co., Class A 22,621 58,236
Zhejiang Hangmin Co., Ltd.,
Class A 105,500 109,084
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 43,800 36,501
*Zhejiang Hisun
Pharmaceutical Co., Ltd.,
Class A 109,600 129,930
Zhejiang Huace Film &
Television Co., Ltd., Class A 114,000 135,146
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 57,000 147,701
Zhejiang Huangma
Technology Co., Ltd. 61,600 96,533
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 67,600 294,666
Zhejiang International Group
Co., Ltd. 52,660 79,272
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 90,100 97,206
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 32,700 89,551
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 17,500 52,516
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 20,500 38,223
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 61,060 308,390
Zhejiang Jingu Co., Ltd., Class
A 29,300 48,382
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 50,900 89,048
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 82,600 60,028
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 36,600 115,944
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 52,100 119,435
Zhejiang Juhua Co., Ltd.,
Class A 63,300 185,783
Zhejiang Lante Optics Co., Ltd. 19,220 63,691
Zhejiang Longsheng Group
Co., Ltd., Class A 99,900 140,995
Zhejiang Medicine Co., Ltd.,
Class A 77,400 179,062
Zhejiang Narada Power
Source Co., Ltd., Class A 84,000 256,083

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang NHU Co., Ltd., Class
A 76,760 $ 243,811
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 44,100 107,778
Zhejiang Runtu Co., Ltd.,
Class A 81,300 74,025
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 4,800 14,734
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 34,200 153,443
Zhejiang Semir Garment Co.,
Ltd., Class A 251,200 213,214
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 206,380 150,271
Zhejiang Shibao Co., Ltd.,
Class H 36,000 15,837
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 16,100 63,561
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 11,400 49,804
Zhejiang Southeast Space
Frame Co., Ltd., Class A 69,200 45,824
Zhejiang Supor Co., Ltd.,
Class A 2,200 16,145
Zhejiang Taihua New Material
Group Co., Ltd., Class A 72,800 117,046
*Zhejiang Tiantie Industry Co.,
Ltd., Class A 126,400 88,134
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 28,200 66,110
*Zhejiang Tony Electronic Co.,
Ltd. 15,200 44,654
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 192,500 558,769
Zhejiang Wanliyang Co., Ltd.,
Class A 118,900 95,249
Zhejiang Wanma Co., Ltd.,
Class A 111,600 122,907
Zhejiang Wansheng Co., Ltd.,
Class A 38,400 58,991
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 59,060 169,776
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 17,500 32,654
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 11,500 24,023
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 13,900 46,237
Zhejiang XCC Group Co., Ltd. 23,600 61,981
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 72,400 126,865
Shares Value †
CHINA — (Continued)
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 59,358 $ 69,452
Zhejiang Xinao Textiles, Inc. 72,200 71,310
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 8,700 28,061
Zhejiang Yinlun Machinery
Co., Ltd., Class A 56,400 150,023
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 10,900 26,868
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 40,900 98,293
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 6,200 31,696
Zhende Medical Co., Ltd.,
Class A 38,800 125,526
Zhengzhou Coal Mining
Machinery Group Co., Ltd.,
Class H 319,200 427,823
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 139,200 96,473
Zheshang Development Group
Co., Ltd. 15,600 13,394
Zheshang Securities Co., Ltd.,
Class A 300 545
*Zhewen Interactive Group
Co., Ltd., Class A 93,200 72,961
Ω#*ZhongAn Online P&C
Insurance Co., Ltd., Class H 395,800 715,804
Zhongji Innolight Co., Ltd.,
Class A 10,100 202,656
Zhongjin Gold Corp., Ltd.,
Class A 148,600 297,290
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 22,100 65,483
*Zhongnongfa Seed Industry
Group Co., Ltd. 50,200 46,905
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 159,500 129,563
Zhongshan Public Utilities
Group Co., Ltd., Class A 58,600 72,840
Zhongsheng Group Holdings,
Ltd. 2,043,000 3,132,404
*<Zhongtian Financial Group
Co., Ltd., Class A 95,500 –
Zhongtong Bus Co., Ltd.,
Class A 49,400 78,246
#*Zhongyu Energy Holdings,
Ltd. 295,000 169,235
Zhongyuan Environment-
Protection Co., Ltd., Class A 102,900 129,783
ΩZhou Hei Ya International
Holdings Co., Ltd. 1,687,000 336,341
Zhuhai Huafa Properties Co.,
Ltd., Class A 27,100 26,500
Zhuzhou CRRC Times Electric
Co., Ltd. 213,500 819,738

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 32,000 $ 149,947
Zhuzhou Kibing Group Co.,
Ltd., Class A 151,500 150,058
*Zhuzhou Smelter Group Co.,
Ltd. 44,000 55,433
Zhuzhou Times New Material
Technology Co., Ltd., Class A 70,600 122,126
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 144,000 105,861
Zijin Mining Group Co., Ltd.,
Class H 4,208,000 8,974,151
ZJMI Environmental Energy
Co., Ltd., Class A 48,400 82,570
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 809,800 552,061
ZTE Corp., Class H 439,400 1,098,726
ZTO Express Cayman, Inc. 231,350 5,347,499
ZTO Express Cayman, Inc.,
Sponsored ADR 8,750 202,212
TOTAL CHINA 1,076,706,021
COLOMBIA — (0.1%)
Almacenes Exito SA 73,902 145,921
Bancolombia SA 28,549 244,539
Bancolombia SA, Sponsored
ADR 29,918 954,683
Bolsa de Valores de Colombia 124 278
Celsia SA ESP 255,455 218,812
Cementos Argos SA 136,264 265,241
Corp Financiera Colombiana
SA 76,156 260,238
Grupo Argos SA 96,790 425,499
#Grupo Aval Acciones y
Valores SA, Sponsored ADR 10,649 20,979
Grupo Energia Bogota SA ESP 193,371 110,861
Interconexion Electrica SA
ESP 100,622 400,846
Mineros SA 153,060 126,769
Promigas SA ESP 11,974 20,893
<SOCIEDAD PORTAFOLIO
SA 351 424
TOTAL COLOMBIA 3,195,983
CZECHIA — (0.1%)
CEZ AS 49,269 1,906,129
Komercni Banka AS 21,957 757,183
ΩMoneta Money Bank AS 96,537 480,313
Philip Morris CR AS 217 151,153
TOTAL CZECHIA 3,294,778
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), Registered,
GDR 705,952 1,091,402
TOTAL EGYPT 1,091,402
GREECE — (0.4%)
Aegean Airlines SA 31,213 337,677
Alpha Services and Holdings
SA 837,965 1,254,978
Shares Value †
GREECE — (Continued)
Athens Water Supply &
Sewage Co. SA 9,726 $ 61,137
Autohellas Tourist and Trading
SA 15,388 189,779
Avax SA 32,837 49,909
Bank of Greece 3,381 48,451
Ellaktor SA 44,597 85,794
#ElvalHalcor SA 62,931 118,878
Eurobank Ergasias Services
and Holdings SA 926,484 1,901,027
Fourlis Holdings SA 31,549 126,215
GEK TERNA SA 42,897 805,678
Hellenic Exchanges - Athens
Stock Exchange SA 19,659 90,280
Hellenic Telecommunications
Organization SA 47,504 782,356
HELLENiQ ENERGY Holdings
S.A. 105,413 789,645
Holding Co. ADMIE IPTO SA 61,322 157,780
Ideal Holdings SA 20,037 132,259
*Intrakat Technical And Energy
Projects SA 15,135 80,513
JUMBO SA 41,111 1,093,485
Kri-Kri Milk Industry SA 9,358 141,217
*LAMDA Development SA 47,480 381,444
*Lavipharm SA 10,830 8,595
Metlen Energy & Metals SA 28,861 1,004,531
Motor Oil Hellas Corinth
Refineries SA 46,947 1,001,008
National Bank of Greece SA 243,831 1,900,649
OPAP SA 43,751 744,771
Piraeus Financial Holdings SA 153,783 573,988
Piraeus Port Authority SA 5,323 159,787
Profile Systems & Software SA 2,500 14,059
Public Power Corp. SA 52,246 683,484
Quest Holdings SA 24,547 147,371
Sarantis SA 11,353 135,825
Terna Energy SA 20,737 445,759
Thrace Plastics Holding and
Co. 10,632 42,477
Titan Cement International SA 36,643 1,304,828
TOTAL GREECE 16,795,634
HONG KONG — (0.0%)
Beijing Energy International
Holding Co., Ltd. 6,446,000 136,807
Onewo, Inc., Class H 35,500 104,567
TOTAL HONG KONG 241,374
HUNGARY — (0.2%)
*4iG Nyrt 8,873 18,969
Magyar Telekom
Telecommunications PLC 269,192 821,702
MOL Hungarian Oil & Gas PLC 302,550 2,094,829
#Opus Global Nyrt 92,046 128,247
OTP Bank Nyrt 78,588 3,903,405
Richter Gedeon Nyrt 14,961 431,221
TOTAL HUNGARY 7,398,373
INDIA — (21.7%)
360 ONE WAM, Ltd. 86,014 1,115,501

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
*3i Infotech, Ltd. 94,869 $ 31,523
3M India, Ltd. 718 307,805
*Aarti Drugs, Ltd. 47,479 273,374
*Aarti Industries, Ltd. 240,044 1,458,484
Aarti Pharmalabs, Ltd. 24,721 188,025
*ABB India, Ltd. 10,142 896,098
ACC, Ltd. 34,763 959,301
Accelya Solutions India, Ltd. 2,001 38,037
*Action Construction
Equipment, Ltd. 33,208 532,047
*Adani Energy Solutions, Ltd. 63,810 740,803
*Adani Enterprises, Ltd. 7,837 274,689
*Adani Green Energy, Ltd. 43,880 834,065
*Adani Ports & Special
Economic Zone, Ltd. 186,741 3,055,747
*Adani Power, Ltd. 370,759 2,613,374
Adani Total Gas, Ltd. 67,305 574,988
*Adani Wilmar, Ltd. 5,883 24,215
ADF Foods, Ltd. 34,107 121,199
*Aditya Birla Capital, Ltd. 174,129 420,856
*Aditya Birla Fashion and
Retail, Ltd. 241,092 883,526
Aditya Birla Real Estate, Ltd. 61,183 1,995,721
Advanced Enzyme
Technologies, Ltd. 36,192 203,651
Aegis Logistics, Ltd. 130,315 1,240,752
*Aether Industries, Ltd. 335 3,399
*Affle India, Ltd. 16,027 293,003
*AGI Greenpac, Ltd. 4,850 54,290
Agro Tech Foods, Ltd. 24 267
Ahluwalia Contracts India, Ltd. 27,298 343,651
AIA Engineering, Ltd. 22,580 1,025,732
*Ajanta Pharma, Ltd. 27,259 993,511
*Ajmera Realty & Infra India,
Ltd. 9,867 106,138
*Akzo Nobel India, Ltd. 4,215 220,675
*Alembic Pharmaceuticals, Ltd. 24,521 329,192
*Alembic, Ltd. 101,475 155,122
Alkem Laboratories, Ltd. 9,718 667,918
Alkyl Amines Chemicals 1,001 24,892
*Allcargo Gati, Ltd. 38,443 44,571
Allcargo Logistics, Ltd. 275,794 185,347
*Allcargo Terminals, Ltd. 17,062 8,551
*Alok Industries, Ltd. 726,487 194,050
Amara Raja Energy & Mobility,
Ltd. 258,442 4,274,057
*Amber Enterprises India, Ltd. 23,689 1,701,675
Ambika Cotton Mills, Ltd. 2,691 50,621
Ambuja Cements, Ltd. 162,494 1,121,894
Amrutanjan Health Care, Ltd. 32 289
*Anant Raj, Ltd. 122,949 1,083,181
*Andhra Paper, Ltd. 101,440 120,192
*Andhra Sugars, Ltd. (The) 6,719 8,354
Angel One, Ltd. 47,736 1,732,402
Ω*Antony Waste Handling
Cell, Ltd. 8,672 83,413
Anup Engineering, Ltd. (The) 2,542 105,252
*Apar Industries, Ltd. 19,677 2,354,688
Apcotex Industries, Ltd. 5,214 24,341
Shares Value †
INDIA — (Continued)
*APL Apollo Tubes, Ltd. 136,889 $ 2,475,231
*Apollo Hospitals Enterprise,
Ltd. 74,732 6,241,453
Apollo Pipes, Ltd. 12,435 78,378
Apollo Tyres, Ltd. 498,935 2,996,176
Aptech, Ltd. 8,519 17,797
Artemis Medicare Services,
Ltd. 16,459 54,866
*Arvind Fashions, Ltd. 58,009 390,538
Arvind SmartSpaces, Ltd. 8,351 92,839
Arvind, Ltd. 206,441 912,564
*Asahi India Glass, Ltd. 50,089 446,943
*Ashapura Minechem, Ltd. 25,327 71,551
Ashiana Housing, Ltd. 24,335 90,222
Ashok Leyland, Ltd. 1,563,164 3,870,068
*Ashoka Buildcon, Ltd. 283,064 806,545
*Asian Granito India, Ltd. 110,909 90,997
Asian Paints, Ltd. 104,634 3,653,021
Ω*Aster DM Healthcare, Ltd. 33,172 175,395
*Astra Microwave Products,
Ltd. 72,168 679,357
*Astral, Ltd. 46,574 980,568
AstraZeneca Pharma India,
Ltd. 1,297 117,611
*Atul Auto, Ltd. 10,982 79,290
Atul, Ltd. 6,565 612,253
ΩAU Small Finance Bank, Ltd. 114,583 834,576
AurionPro Solutions, Ltd. 10,492 206,262
Aurobindo Pharma, Ltd. 181,697 3,017,614
*Automotive Axles, Ltd. 362 7,919
Avadh Sugar & Energy, Ltd. 20,772 154,235
Avanti Feeds, Ltd. 58,457 408,849
Ω*Avenue Supermarts, Ltd. 13,686 639,766
Axis Bank, Ltd. 1,406,992 19,402,430
*AXISCADES Technologies,
Ltd. 6,941 41,046
*Bajaj Auto, Ltd. 21,019 2,458,775
Bajaj Consumer Care, Ltd. 103,329 281,221
*Bajaj Finserv, Ltd. 121,465 2,529,009
*Bajaj Hindusthan Sugar, Ltd. 1,237,786 512,860
Bajaj Holdings & Investment,
Ltd. 4,772 581,672
Balaji Amines, Ltd. 10,177 257,710
Balkrishna Industries, Ltd. 26,167 882,993
Balmer Lawrie & Co., Ltd. 89,001 254,345
Balrampur Chini Mills, Ltd. 262,028 1,956,339
Banco Products India, Ltd. 32,375 279,968
ΩBandhan Bank, Ltd. 294,610 638,403
Bank of Baroda 516,145 1,540,463
Bank of India 90,376 116,820
Bank of Maharashtra 517,874 338,120
*Bannari Amman Sugars, Ltd. 210 8,762
BASF India, Ltd. 8,094 737,165
*Bata India, Ltd. 37,662 607,192
Bayer CropScience, Ltd. 5,776 455,139
BCL Industries, Ltd. 233,168 157,976
BEML, Ltd. 25,700 1,244,423
Berger Paints India, Ltd. 76,842 490,553
*BF Utilities, Ltd. 16,448 166,492

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Bhansali Engineering
Polymers, Ltd. 74,368 $ 119,742
Bharat Dynamics, Ltd. 375,026 4,840,455
Bharat Electronics, Ltd. 1,613,021 5,465,218
Bharat Forge, Ltd. 160,569 2,692,787
*Bharat Heavy Electricals, Ltd. 517,796 1,471,742
Bharat Petroleum Corp., Ltd. 451,690 1,669,270
Bharat Rasayan, Ltd. 118 15,679
*Bharat Wire Ropes, Ltd. 48,255 136,611
Bharti Airtel, Ltd. 1,289,606 24,731,970
Biocon, Ltd. 96,638 363,285
Birla Corp., Ltd. 20,245 281,225
Birlasoft, Ltd. 707,095 4,625,881
*BL Kashyap & Sons, Ltd. 73,618 71,441
*Black Box, Ltd. 20,403 118,265
*Bliss Gvs Pharma, Ltd. 7,876 11,572
BLS International Services,
Ltd. 78,293 370,440
Blue Dart Express, Ltd. 3,705 358,785
Blue Star, Ltd. 72,446 1,612,036
Bombay Burmah Trading Co. 26,394 869,292
Bombay Dyeing &
Manufacturing Co., Ltd. 111,744 311,964
*Borosil Renewables, Ltd. 15,962 84,778
*Borosil Scientific, Ltd. 33 72
*Borosil, Ltd. 44 232
Bosch, Ltd. 814 339,996
Brigade Enterprises, Ltd. 78,814 1,104,889
*Brightcom Group, Ltd. 1,900,061 182,806
Britannia Industries, Ltd. 46,717 3,181,776
BSE, Ltd. 59,253 3,146,771
*Campus Activewear, Ltd. 6,804 23,870
Canara Bank 1,467,773 1,791,814
Cantabil Retail India, Ltd. 3,613 9,896
*Capacit'e Infraprojects, Ltd. 76,525 346,284
Caplin Point Laboratories, Ltd. 27,637 668,984
Carborundum Universal, Ltd. 43,171 707,971
Care Ratings, Ltd. 9,575 166,366
*Cartrade Tech, Ltd. 27,260 350,402
*Carysil, Ltd. 6,838 65,447
Castrol India, Ltd. 477,403 1,194,100
CCL Products India, Ltd. 57,898 466,944
*CE Info Systems, Ltd. 8,608 200,048
*Ceat, Ltd. 59,986 2,001,691
Central Depository Services
India, Ltd. 142,162 2,613,436
Centum Electronics, Ltd. 281 6,163
Century Enka, Ltd. 13,328 91,512
Century Plyboards India, Ltd. 29,108 293,914
Cera Sanitaryware, Ltd. 4,652 397,440
CESC, Ltd. 416,025 936,036
CG Power & Industrial
Solutions, Ltd. 325,205 2,724,279
*Chalet Hotels, Ltd. 15,583 161,397
Chambal Fertilisers and
Chemicals, Ltd. 351,637 2,022,348
*Chennai Petroleum Corp.,
Ltd. 43,133 328,141
*Choice International, Ltd. 48,118 297,625
Shares Value †
INDIA — (Continued)
*CIE Automotive India, Ltd. 120,378 $ 711,220
Cigniti Technologies, Ltd. 24,457 411,445
Cipla, Ltd. 223,941 4,132,667
City Union Bank, Ltd. 730,571 1,526,891
Clean Science & Technology,
Ltd. 2,185 39,669
CMS Info Systems, Ltd. 308,858 1,972,827
Coal India, Ltd. 428,140 2,301,692
ΩCochin Shipyard, Ltd. 81,216 1,446,094
Ω*Coffee Day Enterprises, Ltd. 211,233 86,190
Coforge, Ltd. 84,386 7,651,278
Colgate-Palmolive India, Ltd. 90,298 3,288,738
Computer Age Management
Services, Ltd. 72,790 3,846,728
Confidence Petroleum India,
Ltd. 170,154 157,535
Container Corp. Of India, Ltd. 89,538 902,022
*Control Print, Ltd. 9,569 82,272
Coromandel International, Ltd. 110,337 2,189,583
CRISIL, Ltd. 4,721 307,378
Crompton Greaves Consumer
Electricals, Ltd. 819,220 3,809,363
*CSB Bank, Ltd. 95,591 356,962
Cummins India, Ltd. 32,304 1,344,850
*Cupid, Ltd. 135,287 129,839
Cyient, Ltd. 94,437 2,061,725
Ω*D P Abhushan, Ltd. 3,577 75,542
Dabur India, Ltd. 120,396 773,180
Dalmia Bharat Sugar &
Industries, Ltd. 52 284
Dalmia Bharat, Ltd. 49,466 1,078,429
*Datamatics Global Services,
Ltd. 22,669 156,485
DB Corp., Ltd. 58,568 225,255
DCB Bank, Ltd. 191,648 280,020
*DCM Shriram Industries, Ltd. 54,395 116,234
DCM Shriram, Ltd. 21,090 262,891
*DCW, Ltd. 294,160 350,041
Deep Industries, Ltd. 7,100 40,952
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 112,152 1,669,151
Deepak Nitrite, Ltd. 107,426 3,368,056
*Delhivery, Ltd. 249,439 1,056,359
Delta Corp., Ltd. 196,598 271,658
*Dhampur Sugar Mills, Ltd. 2,578 5,996
*Dhanlaxmi Bank, Ltd. 195,770 81,580
Dhanuka Agritech, Ltd. 7,162 133,843
Ω*Dilip Buildcon, Ltd. 53,543 319,846
*Dish TV India, Ltd. 1,304,716 200,317
*Dishman Carbogen Amcis,
Ltd. 41,813 96,852
Divi's Laboratories, Ltd. 28,182 1,973,951
Dixon Technologies India, Ltd. 35,799 5,986,606
DLF, Ltd. 135,205 1,318,263
*Dollar Industries, Ltd. 12,405 75,313
ΩDr. Lal PathLabs, Ltd. 40,923 1,515,031
*Dr. Reddy's Laboratories, Ltd. 179,745 2,723,764
Dr. Reddy's Laboratories, Ltd.,
Sponsored ADR 65,862 4,867,202

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Dreamfolks Services, Ltd. 7,011 $ 37,941
*Dredging Corp. of India, Ltd. 5,344 63,954
*Dwarikesh Sugar Industries,
Ltd. 35,003 26,184
Dynamatic Technologies, Ltd. 8 716
eClerx Services, Ltd. 27,223 942,293
Eicher Motors, Ltd. 50,531 2,941,403
EID Parry India, Ltd. 128,760 1,235,058
*EIH Associated Hotels 18,595 81,601
*EIH, Ltd. 144,235 625,149
Elecon Engineering Co., Ltd. 85,348 583,324
*Electrosteel Castings, Ltd. 537,859 1,053,890
Elgi Equipments, Ltd. 91,337 719,682
Emami, Ltd. 140,503 1,175,255
eMudhra, Ltd. 18,151 196,078
ΩEndurance Technologies,
Ltd. 16,283 459,842
Engineers India, Ltd. 448,720 1,039,215
Epigral, Ltd. 14,032 353,386
EPL, Ltd. 195,859 630,997
*Equinox India Developments,
Ltd. 777,225 1,019,893
ΩEquitas Small Finance Bank,
Ltd. 190,892 158,664
Ω*Eris Lifesciences, Ltd. 24,170 380,330
ESAB India, Ltd. 2,508 191,430
Escorts Kubota, Ltd. 94,693 4,217,512
*Ethos, Ltd. 1,694 59,472
Eveready Industries India, Ltd. 6,978 33,435
Everest Industries, Ltd. 4,465 59,796
Everest Kanto Cylinder, Ltd. 36,727 80,057
Exide Industries, Ltd. 421,129 2,281,029
*Expleo Solutions, Ltd. 540 7,796
*Fairchem Organics, Ltd. 763 8,994
*FDC, Ltd. 36,892 239,793
Federal Bank, Ltd. 2,686,846 6,515,628
*Federal-Mogul Goetze India,
Ltd. 18,558 87,321
*FIEM Industries, Ltd. 13,294 244,288
Filatex India, Ltd. 101,826 73,276
*Fine Organic Industries, Ltd. 5,153 298,099
*Fino Payments Bank, Ltd. 3,226 14,615
Finolex Cables, Ltd. 74,755 1,087,725
Finolex Industries, Ltd. 203,723 734,952
Firstsource Solutions, Ltd. 569,860 2,305,566
Force Motors, Ltd. 5,792 541,651
Fortis Healthcare, Ltd. 554,083 4,116,436
*FSN E-Commerce Ventures,
Ltd. 154,580 333,973
Gabriel India, Ltd. 77,584 419,769
GAIL India, Ltd. 1,333,187 3,170,840
*Galaxy Surfactants, Ltd. 7,625 265,885
*Ganesh Benzoplast, Ltd. 54,354 91,596
Ganesh Housing Corp., Ltd. 18,554 236,861
*Garware Hi-Tech Films, Ltd. 1,966 95,538
*Garware Technical Fibres,
Ltd. 3,709 178,368
*Gateway Distriparks, Ltd. 328,025 343,059
GE Vernova T&D India, Ltd. 152 3,228
Shares Value †
INDIA — (Continued)
*Genesys International Corp.,
Ltd. 5,174 $ 47,617
Genus Power Infrastructures,
Ltd. 53,156 262,347
Geojit Financial Services, Ltd. 83,995 126,992
GHCL, Ltd. 75,572 536,235
Gillette India, Ltd. 4,635 548,759
Ω*Gland Pharma, Ltd. 5,594 109,843
GlaxoSmithKline
Pharmaceuticals, Ltd. 25,279 815,389
Glenmark Pharmaceuticals,
Ltd. 162,790 3,280,629
*Global Health, Ltd. 68,193 897,035
*Globus Spirits, Ltd. 5,203 65,330
*GMM Pfaudler, Ltd. 21,125 351,647
*GMR Airports Infrastructure,
Ltd. 927,311 874,748
GNA Axles, Ltd. 17,540 83,678
*Go Fashion India, Ltd. 7,100 95,946
GOCL Corp., Ltd. 2,436 11,917
*Godawari Power and Ispat,
Ltd. 515,010 1,198,314
Godfrey Phillips India, Ltd. 13,432 1,058,306
Ω*Godrej Agrovet, Ltd. 21,980 186,325
Godrej Consumer Products,
Ltd. 85,704 1,307,837
*Godrej Industries, Ltd. 14,361 177,330
*Godrej Properties, Ltd. 28,303 967,946
*Gokaldas Exports, Ltd. 21,255 226,601
Goldiam International, Ltd. 51,858 218,382
Goodluck India, Ltd. 17,785 198,575
Goodyear India, Ltd. 847 10,233
Granules India, Ltd. 245,086 1,660,212
*Graphite India, Ltd. 113,934 718,064
Grasim Industries, Ltd. 90,561 2,903,434
Grauer & Weil India, Ltd. 472 571
Gravita India, Ltd. 23,007 580,003
Great Eastern Shipping Co.,
Ltd. (The) 169,523 2,599,509
Greaves Cotton, Ltd. 101,909 225,509
*Greenlam Industries, Ltd. 10,347 64,061
Greenpanel Industries, Ltd. 57,669 266,994
Greenply Industries, Ltd. 43,610 180,329
Grindwell Norton, Ltd. 22,904 602,942
*GTL Infrastructure, Ltd. 6,439,426 159,289
Gufic Biosciences, Ltd. 10,198 53,175
Gujarat Alkalies & Chemicals,
Ltd. 10,181 103,691
*Gujarat Ambuja Exports, Ltd. 156,678 248,471
Gujarat Fluorochemicals, Ltd. 34,676 1,776,600
Gujarat Gas, Ltd. 57,520 355,129
*Gujarat Industries Power Co.,
Ltd. 15,819 39,479
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 316,679 2,354,391
Gujarat Pipavav Port, Ltd. 528,314 1,240,076
Gujarat State Petronet, Ltd. 388,803 1,799,144
Gulf Oil Lubricants India, Ltd. 8,796 123,771

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Happiest Minds Technologies,
Ltd. 45,046 $ 409,605
ΩHarsha Engineers
International, Ltd. 13,873 83,441
*Hatsun Agro Product, Ltd. 18,389 237,926
*Havells India, Ltd. 110,530 2,153,650
HBL Power Systems, Ltd. 126,005 841,869
HCL Technologies, Ltd. 421,371 8,849,987
ΩHDFC Asset Management
Co., Ltd. 55,925 2,859,525
HDFC Bank, Ltd. 520,181 10,737,524
HDFC Bank, Ltd., Sponsored
ADR 158,611 9,997,251
ΩHDFC Life Insurance Co.,
Ltd. 79,487 680,760
*HealthCare Global
Enterprises, Ltd. 36,978 197,849
*HEG, Ltd. 105,795 543,908
HeidelbergCement India, Ltd. 64,222 176,872
Heritage Foods, Ltd. 50,865 318,820
Hero MotoCorp, Ltd. 105,821 6,279,257
*Heubach Colorants India, Ltd. 10,592 68,406
HFCL, Ltd. 1,115,607 1,614,511
*HG Infra Engineering, Ltd. 6,367 102,831
Hikal, Ltd. 42,189 190,985
HIL, Ltd. 1,335 43,854
Himadri Speciality Chemical,
Ltd. 266,075 1,813,308
Himatsingka Seide, Ltd. 65,014 131,541
*Hindalco Industries, Ltd. 741,707 6,051,502
Hindustan Aeronautics, Ltd. 100,318 5,066,470
*Hindustan Construction Co.,
Ltd. 372,101 180,151
Hindustan Copper, Ltd. 411,679 1,440,378
*Hindustan Foods, Ltd. 11,615 84,295
*Hindustan Oil Exploration
Co., Ltd. 56,665 138,721
Hindustan Petroleum Corp.,
Ltd. 420,268 1,903,761
Hindustan Unilever, Ltd. 116,497 3,502,755
*Hindware Home Innovation,
Ltd. 10,727 38,335
Hitachi Energy India, Ltd. 2,287 375,853
HI-Tech Pipes, Ltd. 52,643 113,799
Hle Glascoat, Ltd. 20 88
*HLV, Ltd. 163,782 36,911
Honda India Power Products,
Ltd. 485 21,634
HPL Electric & Power, Ltd. 16,356 101,527
Huhtamaki India, Ltd. 88 298
ICICI Bank, Ltd. 435,464 6,692,276
ICICI Bank, Ltd., Sponsored
ADR 878,877 26,726,650
ΩICICI Lombard General
Insurance Co., Ltd. 86,768 1,978,500
ΩICICI Prudential Life
Insurance Co., Ltd. 30,570 269,394
ΩICICI Securities, Ltd. 9,617 99,228
*ICRA, Ltd. 828 70,869
Shares Value †
INDIA — (Continued)
*IDFC First Bank, Ltd. 3,952,164 $ 3,098,796
*IFB Industries, Ltd. 1,799 33,209
IFGL Refractories, Ltd. 10,952 73,661
IIFL Securities, Ltd. 190,818 864,154
*Imagicaaworld Entertainment,
Ltd. 104,291 95,415
*India Cements, Ltd. (The) 170,828 739,292
*India Glycols, Ltd. 18,046 257,192
India Power Corp., Ltd. 190,231 40,428
Indian Bank 83,088 585,515
ΩIndian Energy Exchange,
Ltd. 583,254 1,233,011
Indian Hotels Co, Ltd. (The) 354,008 2,848,946
Indian Metals & Ferro Alloys,
Ltd. 19,962 160,624
Indian Oil Corp., Ltd. 512,294 868,910
Indian Railway Catering &
Tourism Corp., Ltd. 115,326 1,126,430
*Indo Count Industries, Ltd. 59,907 276,429
Indoco Remedies, Ltd. 43,747 161,490
Indraprastha Gas, Ltd. 151,305 756,019
Indraprastha Medical Corp.,
Ltd. 79,173 382,936
*Indus Towers, Ltd. 820,011 3,321,051
IndusInd Bank, Ltd. 228,734 2,871,476
Infibeam Avenues, Ltd. 1,652,099 572,140
Info Edge India, Ltd. 32,949 2,915,719
Infosys, Ltd. 1,182,132 24,704,413
#Infosys, Ltd., Sponsored ADR 614,022 12,839,200
Ingersoll Rand India, Ltd. 4,970 254,105
*Inox Wind Energy, Ltd. 126 17,892
*Inox Wind, Ltd. 423,308 1,126,657
Insecticides India, Ltd. 30 307
Intellect Design Arena, Ltd. 97,832 856,490
Ω*InterGlobe Aviation, Ltd. 48,091 2,317,725
IOL Chemicals and
Pharmaceuticals, Ltd. 20,458 97,538
*ION Exchange India, Ltd. 82,740 690,761
Ipca Laboratories, Ltd. 112,897 2,133,176
IRB Infrastructure Developers,
Ltd. 589,279 363,366
ΩIRCON International, Ltd. 358,407 927,663
*ISGEC Heavy Engineering,
Ltd. 16,813 269,342
ITC, Ltd. 1,344,174 7,813,789
ITD Cementation India, Ltd. 166,372 1,118,792
*J Kumar Infraprojects, Ltd. 48,590 458,444
*Jai Balaji Industries, Ltd. 687 8,886
Jai Corp., Ltd. 44,287 174,833
*Jain Irrigation Systems, Ltd. 225,975 172,935
*Jaiprakash Associates, Ltd. 1,113,431 96,928
*Jaiprakash Power Ventures,
Ltd. 2,419,715 523,734
*Jammu & Kashmir Bank, Ltd.
(The) 588,988 703,469
Jamna Auto Industries, Ltd. 358,221 477,862
*Jash Engineering, Ltd. 18,125 109,684
JB Chemicals &
Pharmaceuticals, Ltd. 54,490 1,270,810

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
JBM Auto, Ltd. 18,729 $ 360,275
Jindal Drilling & Industries, Ltd. 5,827 46,554
*Jindal Saw, Ltd. 484,448 1,823,459
Jindal Stainless, Ltd. 249,659 2,005,021
*Jindal Steel & Power, Ltd. 277,476 3,037,556
*JITF Infralogistics, Ltd. 10,598 102,046
JK Cement, Ltd. 62,509 3,213,161
JK Lakshmi Cement, Ltd. 83,872 808,136
JK Paper, Ltd. 163,287 895,895
JK Tyre & Industries, Ltd. 203,349 960,080
*Johnson Controls-Hitachi Air
Conditioning India, Ltd. 16 383
JSW Energy, Ltd. 131,724 1,063,912
JSW Steel, Ltd. 369,113 4,230,130
JTEKT India, Ltd. 47,887 98,688
*Jubilant Foodworks, Ltd. 487,428 3,338,935
*Jubilant Ingrevia, Ltd. 113,277 965,572
*Jubilant Pharmova, Ltd. 55,489 799,641
Jupiter Wagons, Ltd. 88,332 541,792
*Jyothy Labs, Ltd. 186,153 1,149,201
*Jyoti Structures, Ltd. 517,088 223,411
Kajaria Ceramics, Ltd. 75,129 1,072,751
Kalpataru Projects
International, Ltd. 83,432 1,264,236
*Kalyan Jewellers India, Ltd. 24,365 190,417
*Kalyani Steels, Ltd. 27,949 266,855
Kansai Nerolac Paints, Ltd. 78,817 267,234
Karnataka Bank, Ltd. (The) 673,361 1,737,972
Karur Vysya Bank, Ltd. (The) 1,326,343 3,564,518
Kaveri Seed Co., Ltd. 16,149 174,951
KCP, Ltd. (The) 61,289 157,111
KDDL, Ltd. 2,051 63,294
KEC International, Ltd. 72,790 852,587
KEI Industries, Ltd. 73,836 3,557,835
*Kellton Tech Solutions, Ltd. 82,660 137,586
*Kennametal India, Ltd. 533 18,987
*Kesoram Industries, Ltd. 9,128 22,938
Kewal Kiran Clothing, Ltd. 3,967 30,137
*Kiri Industries, Ltd. 19,850 92,290
Kirloskar Brothers, Ltd. 18,654 428,502
*Kirloskar Electric Co., Ltd. 8,369 19,745
Kirloskar Ferrous Industries,
Ltd. 35,236 262,595
Kirloskar Industries, Ltd. 1,312 74,912
*Kirloskar Oil Engines, Ltd. 160,446 2,188,509
Kirloskar Pneumatic Co., Ltd. 9,148 180,820
Kitex Garments, Ltd. 7,284 50,598
KNR Constructions, Ltd. 293,308 1,035,990
Kolte-Patil Developers, Ltd. 30,442 133,011
Kopran, Ltd. 14,877 50,804
Kotak Mahindra Bank, Ltd. 233,853 4,814,377
Kovai Medical Center and
Hospital 359 23,307
ΩKPI Green Energy, Ltd. 60,955 564,017
KPIT Technologies, Ltd. 248,627 4,119,574
KPR Mill, Ltd. 41,045 456,108
KRBL, Ltd. 15,421 53,551
Ω*Krishna Institute of Medical
Sciences, Ltd. 118,783 769,744
Shares Value †
INDIA — (Continued)
Krsnaa Diagnostics, Ltd. 17,049 $ 190,966
*KSB, Ltd. 17,075 162,584
Ksolves India, Ltd. 4,859 55,015
ΩL&T Technology Services,
Ltd. 11,140 655,241
LA Opala RG, Ltd. 7,475 30,478
Larsen & Toubro, Ltd. 203,901 8,783,726
ΩLaurus Labs, Ltd. 505,278 2,951,943
Laxmi Organic Industries, Ltd. 88,482 287,219
Ω*Lemon Tree Hotels, Ltd. 498,203 697,657
*LG Balakrishnan & Bros, Ltd. 20,426 319,934
Lincoln Pharmaceuticals, Ltd. 10,298 83,255
*Linde India, Ltd. 7,687 699,773
*Lloyds Engineering Works,
Ltd. 474,335 419,130
Lloyds Metals & Energy, Ltd. 7,991 92,453
LMW, Ltd. 1,501 297,282
LT Foods, Ltd. 236,956 1,099,588
ΩLTIMindtree, Ltd. 44,914 3,050,405
Lumax Auto Technologies, Ltd. 3,353 20,813
Lumax Industries, Ltd. 2,872 84,273
*Lupin, Ltd. 115,813 3,012,112
LUX Industries, Ltd. 4,070 94,777
*Mahanagar Gas, Ltd. 46,970 805,268
Maharashtra Seamless, Ltd. 69,864 519,994
*Mahindra & Mahindra, Ltd. 589,849 19,140,258
*Mahindra Holidays & Resorts
India, Ltd. 54,438 245,173
*Mahindra Lifespace
Developers, Ltd. 78,864 464,211
Ω*Mahindra Logistics, Ltd. 18,412 89,809
*Maithan Alloys, Ltd. 2,317 28,378
*Man Industries India, Ltd. 35,806 136,349
Man Infraconstruction, Ltd. 175,877 409,038
*Mangalam Cement, Ltd. 7,388 73,444
Mangalore Refinery &
Petrochemicals, Ltd. 87,585 153,908
Manorama Industries, Ltd. 1,143 13,380
Marico, Ltd. 355,203 2,703,533
Marksans Pharma, Ltd. 339,991 1,171,159
Maruti Suzuki India, Ltd. 32,569 4,290,225
Mastek, Ltd. 22,051 757,593
Ω*Matrimony.com, Ltd. 9,837 93,818
*Max Estates, Ltd. 108 732
*Max Financial Services, Ltd. 22,384 341,538
Max Healthcare Institute, Ltd. 175,185 2,120,064
Mayur Uniquoters, Ltd. 21,939 160,617
Mazagon Dock Shipbuilders,
Ltd. 9,024 437,821
*Medplus Health Services, Ltd. 9,287 73,651
*Meghmani Organics, Ltd. 72,718 86,688
ΩMetropolis Healthcare, Ltd. 88,256 2,252,628
Minda Corp., Ltd. 113,774 695,407
ΩMishra Dhatu Nigam, Ltd. 32,485 128,802
MM Forgings, Ltd. 36,012 208,762
MOIL, Ltd. 84,066 329,471
Monte Carlo Fashions, Ltd. 3,737 34,636
*Morepen Laboratories, Ltd. 532,319 505,691

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Motherson Sumi Wiring India,
Ltd. 1,344,170 $ 1,003,896
Mphasis, Ltd. 48,269 1,652,981
MPS, Ltd. 2,385 60,863
MRF, Ltd. 1,402 2,042,894
Mrs Bectors Food Specialities,
Ltd. 28,702 645,354
MSTC, Ltd. 29,703 234,784
*Mukand, Ltd. 34,166 58,791
Narayana Hrudayalaya, Ltd. 55,758 844,000
Natco Pharma, Ltd. 168,918 2,818,338
National Aluminium Co., Ltd. 1,266,352 3,423,475
National Fertilizers, Ltd. 111,622 147,787
*Nava, Ltd. 94,473 1,081,056
Navin Fluorine International,
Ltd. 911 36,076
Ω*Navkar Corp., Ltd. 23,051 37,134
*Navneet Education, Ltd. 100,730 172,671
*Nazara Technologies, Ltd. 5,376 60,284
NBCC India, Ltd. 722,412 834,991
*NCC, Ltd. 938,587 3,335,263
NCL Industries, Ltd. 35,896 87,898
NELCO, Ltd. 12,204 133,185
Neogen Chemicals, Ltd. 3,341 86,169
*NESCO, Ltd. 24,324 286,555
Nestle India, Ltd. 181,952 4,896,737
Neuland Laboratories, Ltd. 9,142 1,588,054
*New Delhi Television, Ltd. 16,388 32,762
*Newgen Software
Technologies, Ltd. 30,758 469,584
*NHPC, Ltd. 923,017 906,702
NIIT Learning Systems, Ltd. 10,191 52,945
NIIT, Ltd. 94,083 173,472
Nilkamal, Ltd. 989 22,893
ΩNippon Life India Asset
Management, Ltd. 183,655 1,546,798
Nitin Spinners, Ltd. 35,151 173,944
NLC India, Ltd. 144,528 442,593
*NMDC Steel, Ltd. 36,206 20,448
NMDC, Ltd. 798,124 2,105,930
NOCIL, Ltd. 116,566 399,106
NRB Bearings, Ltd. 48,210 147,893
NTPC, Ltd. 1,318,072 6,397,848
Nucleus Software Exports, Ltd. 5,768 81,760
Oberoi Realty, Ltd. 44,485 1,040,516
*OCCL, Ltd. 160 171
*Odigma Consultancy
Solutions, Ltd. 18,562 28,095
Oil & Natural Gas Corp., Ltd. 694,398 2,197,910
Oil India, Ltd. 214,183 1,201,633
Oracle Financial Services
Software, Ltd. 13,124 1,699,141
*Orchid Pharma, Ltd. 8,357 144,890
Orient Cement, Ltd. 169,872 702,528
Orient Electric, Ltd. 27,022 79,521
*Orient Green Power Co., Ltd. 910,011 205,949
Orient Paper & Industries, Ltd. 440 221
*Oriental Hotels, Ltd. 25,687 55,595
*Page Industries, Ltd. 3,424 1,757,634
Shares Value †
INDIA — (Continued)
*Pakka, Ltd. 33,126 $ 112,316
Panama Petrochem, Ltd. 38,759 175,596
Ω*Parag Milk Foods, Ltd. 51,712 127,302
*Paramount Communications,
Ltd. 91,842 79,351
Patanjali Foods, Ltd. 19,988 426,270
*Patel Engineering, Ltd. 608,677 373,229
*PB Fintech, Ltd. 29,426 595,318
*PC Jeweller, Ltd. 294,919 548,232
PCBL, Ltd. 354,867 1,734,322
PDS, Ltd. 17,105 115,432
*Pearl Global Industries, Ltd. 6,939 79,915
*Peninsula Land, Ltd. 117,337 67,930
*Pennar Industries, Ltd. 140,562 325,301
Persistent Systems, Ltd. 78,261 5,000,309
Petronet LNG, Ltd. 1,027,488 4,069,078
*Pfizer, Ltd. 4,478 271,488
PG Electroplast, Ltd. 56,377 427,087
*Phoenix Mills, Ltd. (The) 101,334 1,834,373
PI Industries, Ltd. 32,542 1,737,083
Pidilite Industries, Ltd. 37,841 1,415,714
Piramal Pharma, Ltd. 519,409 1,658,365
Pitti Engineering, Ltd. 3,495 54,439
*PIX Transmissions, Ltd. 3,523 67,021
PNC Infratech, Ltd. 125,936 476,493
Pokarna, Ltd. 14,046 180,849
Poly Medicure, Ltd. 12,104 413,748
Polycab India, Ltd. 11,572 891,837
Polyplex Corp., Ltd. 4,778 65,255
Power Grid Corp. of India, Ltd. 1,703,834 6,500,349
Power Mech Projects, Ltd. 21,114 741,860
Praj Industries, Ltd. 314,638 2,766,349
Prakash Industries, Ltd. 57,874 114,824
Prakash Pipes, Ltd. 16,236 105,957
ΩPrataap Snacks, Ltd. 2,520 31,923
Precision Wires India, Ltd. 58,596 133,636
Premier Explosives, Ltd. 5,004 26,857
Prestige Estates Projects, Ltd. 95,358 1,855,816
*Pricol, Ltd. 69,798 400,387
*Prime Focus, Ltd. 2,529 4,035
Prince Pipes & Fittings, Ltd. 43,406 244,218
*Prism Johnson, Ltd. 70,460 161,582
*Privi Speciality Chemicals,
Ltd. 3,384 69,484
Procter & Gamble Health, Ltd. 4,889 304,223
Procter & Gamble Hygiene &
Health Care, Ltd. 216 41,341
*PSP Projects, Ltd. 6,368 45,572
Punjab National Bank 620,022 721,880
*Puravankara, Ltd. 21,868 108,942
ΩQuess Corp., Ltd. 67,930 584,083
*R Systems International, Ltd. 3,543 20,434
*Radico Khaitan, Ltd. 17,515 495,541
Rail Vikas Nigam, Ltd. 13,608 76,353
Rain Industries, Ltd. 333,001 639,855
Rallis India, Ltd. 79,095 318,924
*Ramco Cements, Ltd. (The) 90,112 950,082
*Ramco Systems, Ltd. 11,618 54,286

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Ramkrishna Forgings, Ltd. 148,812 $ 1,629,678
*Ramky Infrastructure, Ltd. 3,314 24,784
Rane Holdings, Ltd. 2,789 61,993
Rashtriya Chemicals &
Fertilizers, Ltd. 301,400 578,489
Ratnamani Metals & Tubes,
Ltd. 14,448 632,302
*RattanIndia Power, Ltd. 2,649,023 453,337
*Raymond Lifestyle, Ltd. 92,495 2,431,608
Raymond, Ltd. 115,619 2,249,302
Ω*RBL Bank, Ltd. 2,645,483 5,340,597
Redington, Ltd. 767,093 1,773,999
*Redtape, Ltd. 23,775 273,514
Relaxo Footwears, Ltd. 2,818 25,869
*Reliance Industrial
Infrastructure, Ltd. 10,328 137,393
Reliance Industries, Ltd. 724,736 11,480,885
ΩReliance Industries, Ltd.,
GDR 271,431 16,991,581
*Reliance Infrastructure, Ltd. 132,611 442,372
*Reliance Power, Ltd. 5,315,368 2,701,104
*Religare Enterprises, Ltd. 140,691 412,438
Responsive Industries, Ltd. 7,938 25,333
Rico Auto Industries, Ltd. 82,698 94,602
RITES, Ltd. 146,690 524,489
Rossari Biotech, Ltd. 11,481 110,316
Route Mobile, Ltd. 17,898 324,271
*RPG Life Sciences, Ltd. 2,515 75,020
*RPSG Ventures, Ltd. 17,789 216,486
*RSWM, Ltd. 12,091 27,512
Rupa & Co., Ltd. 12,585 39,063
Safari Industries India, Ltd. 14,606 383,431
Sagar Cements, Ltd. 32,512 86,706
Ω*Salasar Techno
Engineering, Ltd. 683,802 145,078
Samvardhana Motherson
International, Ltd. 1,647,440 3,545,220
Sandhar Technologies, Ltd. 27,101 157,621
Sangam India, Ltd. 13,540 63,267
*Sanghi Industries, Ltd. 62,962 61,722
*Sanghvi Movers, Ltd. 31,862 153,368
*Sanofi Consumer Healthcare
India, Ltd. 3,817 223,549
Sanofi India, Ltd. 3,817 308,420
ΩSansera Engineering, Ltd. 24,666 445,953
*Sapphire Foods India, Ltd. 194,925 744,128
*Sarda Energy & Minerals, Ltd. 106,164 573,455
Saregama India, Ltd. 33,751 216,066
Sasken Technologies, Ltd. 567 11,324
Savita Oil Technologies, Ltd. 7,019 44,642
SBI Cards & Payment
Services, Ltd. 87,950 720,032
ΩSBI Life Insurance Co., Ltd. 123,662 2,385,626
Schaeffler India, Ltd. 9,042 369,471
*Schneider Electric
Infrastructure, Ltd. 28,246 261,898
*SEAMEC, Ltd. 3,355 54,954
*Selan Exploration
Technology, Ltd. 4,229 45,134
Shares Value †
INDIA — (Continued)
*SEPC, Ltd. 772,501 $ 240,424
*Sequent Scientific, Ltd. 47,590 103,198
Seshasayee Paper & Boards,
Ltd. 43,596 160,258
ΩSH Kelkar & Co., Ltd. 67,050 231,085
Shaily Engineering Plastics,
Ltd. 5,790 69,450
Shakti Pumps India, Ltd. 1,035 55,318
*Shalby, Ltd. 21,427 60,189
Shanthi Gears, Ltd. 8,323 55,271
Sharda Motor Industries, Ltd. 7,133 188,907
Share India Securities, Ltd. 71,010 246,338
*Sheela Foam, Ltd. 6,988 69,156
*Shilpa Medicare, Ltd. 37,002 371,467
Shipping Corp. of India, Ltd. 318,009 818,411
Shivalik Bimetal Controls, Ltd. 10,541 82,681
*Shoppers Stop, Ltd. 22,610 180,896
Shree Cement, Ltd. 3,031 903,759
*Shree Renuka Sugars, Ltd. 594,837 304,046
Shriram Pistons & Rings, Ltd. 18,120 465,508
Siemens, Ltd. 7,346 609,468
*SIS, Ltd. 33,968 162,394
Siyaram Silk Mills, Ltd. 5,671 36,996
SJS Enterprises, Ltd. 16,231 234,201
SJVN, Ltd. 126,440 170,414
*SKF India, Ltd. 16,215 994,792
Skipper, Ltd. 32,455 209,139
SML ISUZU, Ltd. 3,726 80,029
Snowman Logistics, Ltd. 116,060 94,285
*Sobha, Ltd. 53,861 1,017,441
Solar Industries India, Ltd. 11,206 1,363,331
*Solara Active Pharma
Sciences, Ltd. 4,946 45,571
Somany Ceramics, Ltd. 16,057 123,770
ΩSona Blw Precision Forgings,
Ltd. 8,976 73,197
Sonata Software, Ltd. 135,480 986,056
South Indian Bank, Ltd. (The) 2,055,786 598,989
*SP Apparels, Ltd. 1,384 15,000
SRF, Ltd. 147,725 3,940,827
*Star Cement, Ltd. 96,305 230,815
State Bank of India 665,932 6,495,681
State Bank of India, GDR 4,874 470,828
Steel Authority of India, Ltd. 491,421 676,472
*Sterlite Technologies, Ltd. 82,225 115,769
Strides Pharma Science, Ltd. 105,277 1,947,505
Stylam Industries, Ltd. 3,923 106,382
Styrenix Performance
Materials, Ltd. 8,203 243,735
*Subex, Ltd. 107,642 30,877
Subros, Ltd. 19,177 144,273
Sudarshan Chemical
Industries, Ltd. 58,477 727,848
Sumitomo Chemical India, Ltd. 64,014 436,447
Sun Pharmaceutical Industries,
Ltd. 185,850 4,086,495
Sun TV Network, Ltd. 111,093 993,791
*Sundaram-Clayton, Ltd. 1,524 40,878
Sundram Fasteners, Ltd. 67,583 1,081,103

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
*Sunflag Iron & Steel Co., Ltd. 29,883 $ 72,751
Sunteck Realty, Ltd. 77,525 509,527
Suprajit Engineering, Ltd. 84,551 516,992
Supreme Industries, Ltd. 23,511 1,200,837
Supreme Petrochem, Ltd. 42,737 383,273
Supriya Lifescience, Ltd. 34,050 252,481
Surya Roshni, Ltd. 66,286 533,410
*Suven Pharmaceuticals, Ltd. 60,559 945,912
*Suzlon Energy, Ltd. 3,590,159 2,858,507
Swan Energy, Ltd. 68,738 408,572
*Swaraj Engines, Ltd. 3,563 125,416
Symphony, Ltd. 6,547 121,034
ΩSyngene International, Ltd. 327,866 3,354,255
*TAJGVK Hotels & Resorts,
Ltd. 19,380 69,547
Talbros Automotive
Components, Ltd. 12,313 45,724
Tamil Nadu Newsprint &
Papers, Ltd. 29,708 62,930
Tamilnad Mercantile Bank, Ltd. 18,758 100,431
Tamilnadu Petroproducts, Ltd. 10,702 10,881
Tanla Platforms, Ltd. 90,642 810,845
*TARC, Ltd. 56,925 161,562
*Tasty Bite Eatables, Ltd. 43 6,108
Tata Chemicals, Ltd. 179,401 2,451,219
Tata Communications, Ltd. 58,927 1,243,661
Tata Consultancy Services,
Ltd. 352,737 16,647,420
*Tata Consumer Products, Ltd. 117,752 1,403,943
Tata Elxsi, Ltd. 20,191 1,686,104
Tata Motors, Ltd. 1,211,209 12,013,960
Tata Power Co., Ltd. (The) 543,756 2,845,647
Tata Steel, Ltd. 5,329,139 9,415,295
TD Power Systems, Ltd. 89,339 438,534
*TeamLease Services, Ltd. 355 11,789
Tech Mahindra, Ltd. 211,361 4,043,537
Techno Electric & Engineering
Co., Ltd. 15,459 287,619
Tega Industries, Ltd. 5,497 125,478
Ω*Tejas Networks, Ltd. 63,429 1,012,201
Texmaco Rail & Engineering,
Ltd. 267,129 706,117
Thanga Mayil Jewellery, Ltd. 4,950 134,528
Thejo Engineering, Ltd. 1,875 51,113
*Themis Medicare, Ltd. 12,161 37,877
Thermax, Ltd. 2,113 123,771
Thirumalai Chemicals, Ltd. 73,553 266,619
Thomas Cook India, Ltd. 171,852 398,329
Ω*Thyrocare Technologies,
Ltd. 9,017 100,286
Tilaknagar Industries, Ltd. 72,924 251,547
Time Technoplast, Ltd. 303,974 1,529,879
Timken India, Ltd. 18,568 748,307
Tips Music, Ltd. 25,852 273,212
Titagarh Rail System, Ltd. 84,750 1,231,293
Titan Co., Ltd. 162,507 6,313,975
Torrent Pharmaceuticals, Ltd. 52,135 1,985,701
*Torrent Power, Ltd. 74,734 1,619,131
*TransIndia Real Estate, Ltd. 17,062 8,108
Shares Value †
INDIA — (Continued)
Transport Corp. of India, Ltd. 19,124 $ 245,594
Trent, Ltd. 73,012 6,189,539
*Trident, Ltd. 1,054,254 434,183
Triveni Engineering &
Industries, Ltd. 109,572 540,652
Triveni Turbine, Ltd. 140,834 1,158,846
*TTK Healthcare, Ltd. 2,586 47,257
TTK Prestige, Ltd. 17,178 176,486
Tube Investments of India, Ltd. 116,561 6,212,913
TV Today Network, Ltd. 26,301 61,900
TVS Holdings, Ltd. 2,357 343,626
TVS Motor Co., Ltd. 171,205 5,077,333
*TVS Srichakra, Ltd. 3,091 140,868
Uflex, Ltd. 8,011 55,562
Ugar Sugar Works, Ltd. 168 159
Ω*Ujjivan Small Finance Bank,
Ltd. 1,390,337 629,805
UltraTech Cement, Ltd. 40,156 5,284,482
*Unichem Laboratories, Ltd. 8,553 84,593
Union Bank of India, Ltd. 1,163,635 1,621,467
*United Breweries, Ltd. 3,578 81,765
United Spirits, Ltd. 124,743 2,149,758
*Universal Cables, Ltd. 6,527 51,701
UNO Minda, Ltd. 150,891 1,764,511
*UPL, Ltd. 137,197 903,348
*Usha Martin, Ltd. 250,346 1,265,035
UTI Asset Management Co.,
Ltd. 39,545 627,133
*V2 Retail, Ltd. 4,996 66,866
*VA Tech Wabag, Ltd. 73,431 1,552,651
Vadilal Industries, Ltd. 1,662 76,215
Vaibhav Global, Ltd. 34,608 121,724
Ω*Valiant Organics, Ltd. 2,063 9,760
*Valor Estate, Ltd. 183,589 358,090
Vardhman Special Steels, Ltd. 18,406 58,401
Vardhman Textiles, Ltd. 78,694 439,813
Ω*Varroc Engineering, Ltd. 37,000 228,351
*Varun Beverages, Ltd. 542,915 3,859,459
*Vascon Engineers, Ltd. 133,314 87,754
*Vedant Fashions, Ltd. 1,723 28,721
Vedanta, Ltd. 845,368 4,665,365
Veedol Corporation, Ltd. 3,837 88,498
Venky's India, Ltd. 1,412 30,412
Vesuvius India, Ltd. 4,222 264,696
*V-Guard Industries, Ltd. 140,144 724,501
*Vikas Lifecare, Ltd. 1,522,628 83,659
Vimta Labs, Ltd. 40 264
*Vinati Organics, Ltd. 894 20,982
*Vindhya Telelinks, Ltd. 1,973 46,936
Visaka Industries, Ltd. 38,479 46,713
Vishnu Chemicals, Ltd. 6,911 41,830
*VL E-Governance & IT
Solutions, Ltd. 1,761 3,108
*V-Mart Retail, Ltd. 2,139 108,340
*Vodafone Idea, Ltd. 9,585,144 925,614
*Voltamp Transformers, Ltd. 8,501 1,172,931
Voltas, Ltd. 122,463 2,402,328
*VRL Logistics, Ltd. 8,701 57,802

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
*VST Industries, Ltd. 57,035 $ 234,519
*VST Tillers Tractors, Ltd. 2,945 156,424
*Walchandnagar Industries,
Ltd. 11,080 36,830
Welspun Corp., Ltd. 158,520 1,372,148
*Welspun Enterprises, Ltd. 33,996 201,220
Welspun Living, Ltd. 353,209 639,367
West Coast Paper Mills, Ltd. 48,637 328,946
*Westlife Foodworld, Ltd. 26,002 235,077
Whirlpool of India, Ltd. 3,370 79,727
Wipro, Ltd. 378,226 2,482,036
#Wipro, Ltd., Sponsored ADR 61,124 396,084
*Wockhardt, Ltd. 85,513 1,228,853
Wonderla Holidays, Ltd. 19,277 199,645
XPRO India, Ltd. 1,429 18,588
Yasho Industries, Ltd. 312 6,998
*Yes Bank, Ltd. 9,111,577 2,210,542
*Zee Entertainment
Enterprises, Ltd. 9,625 13,982
*Zee Media Corp., Ltd. 455,136 104,628
Zen Technologies, Ltd. 16,912 378,993
Zensar Technologies, Ltd. 207,415 1,736,059
ZF Commercial Vehicle
Control Systems India, Ltd. 726 124,073
*Zomato, Ltd. 949,434 2,729,646
Zydus Lifesciences, Ltd. 62,627 745,726
Zydus Wellness, Ltd. 8,973 207,901
TOTAL INDIA 954,115,348
INDONESIA — (1.7%)
ABM Investama TBK PT 880,400 223,255
*Adaro Minerals Indonesia
TBK PT 4,348,900 387,924
*Adhi Karya Persero TBK PT 2,227,300 40,871
Adi Sarana Armada TBK PT 2,775,300 137,041
AKR Corporindo TBK PT 11,130,200 957,360
*Alam Sutera Realty TBK PT 9,128,700 120,979
*Allo Bank Indonesia TBK PT 232,900 14,542
Aneka Tambang TBK 16,622,600 1,694,563
Arwana Citramulia TBK PT 3,247,000 158,264
Aspirasi Hidup Indonesia TBK
PT 9,899,700 567,679
Astra Agro Lestari TBK PT 338,500 146,119
Astra International TBK PT 12,344,900 4,011,404
Astra Otoparts TBK PT 685,400 109,612
Avia Avian TBK PT 5,473,100 166,686
Bank Amar Indonesia TBK PT 2,188,900 29,845
Bank BTPN Syariah TBK PT 3,256,600 220,980
Bank Central Asia TBK PT 16,315,700 10,655,363
*Bank Jago TBK PT 1,586,400 287,058
Bank Mandiri Persero TBK PT 18,711,300 7,987,621
*Bank Mayapada International
TBK PT 615,270 8,703
Bank Maybank Indonesia TBK
PT 14,900 216
*Bank Nationalnobu TBK PT 1,818,600 78,792
Bank Negara Indonesia
Persero TBK PT 5,036,900 1,684,850
*Bank Neo Commerce TBK PT 7,479,000 126,755
Shares Value †
INDONESIA — (Continued)
Bank OCBC Nisp TBK PT 2,909,000 $ 253,924
*Bank Pan Indonesia TBK PT 3,745,000 453,361
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 1,983,700 123,863
Bank Pembangunan Daerah
Jawa Timur TBK PT 2,882,200 102,837
Bank Rakyat Indonesia
Persero TBK PT 15,939,700 4,874,837
Bank Syariah Indonesia TBK
PT 3,912,414 755,311
Bank Tabungan Negara
Persero TBK PT 7,888,754 706,193
Barito Pacific TBK PT 4,220,939 267,591
BISI International TBK PT 105,800 9,100
Blue Bird TBK PT 784,900 105,020
*Buana Lintas Lautan TBK PT 22,385,600 185,418
Bukit Asam TBK PT 5,380,100 1,014,660
*Bumi Resources Minerals
TBK PT 28,281,600 663,117
*Bumi Resources TBK PT 13,464,000 119,242
*Bumi Serpong Damai TBK PT 3,924,900 305,089
*Capital Financial Indonesia
TBK PT 6,208,000 219,525
*Cemindo Gemilang PT 2,135,500 131,300
Chandra Asri Pacific TBK PT 101,000 56,308
Charoen Pokphand Indonesia
TBK PT 1,488,200 497,805
ΩCikarang Listrindo TBK PT 2,018,800 89,396
Ciputra Development TBK PT 6,760,800 577,220
Cisarua Mountain Dairy TBK
PT 480,900 174,650
Dayamitra Telekomunikasi PT 5,637,000 226,270
Delta Dunia Makmur TBK PT 6,670,400 284,751
Dharma Satya Nusantara TBK
PT 4,579,200 320,938
Elang Mahkota Teknologi TBK
PT 7,298,600 237,164
Elnusa TBK PT 5,018,100 152,829
*Energi Mega Persada TBK PT 5,977,300 108,159
Erajaya Swasembada TBK PT 12,547,300 359,750
ESSA Industries Indonesia
TBK PT 9,955,700 624,808
Gajah Tunggal TBK PT 1,968,800 166,837
Garudafood Putra Putri Jaya
TBK PT 3,840,400 109,621
*Gudang Garam TBK PT 296,400 265,806
*Harum Energy TBK PT 4,146,900 319,704
Hexindo Adiperkasa TBK PT 329,800 116,623
Hillcon TBK PT 286,800 38,739
Impack Pratama Industri TBK
PT 4,262,200 90,702
Indah Kiat Pulp & Paper TBK
PT 1,299,600 668,638
Indika Energy TBK PT 2,802,300 277,641
Indo Tambangraya Megah
TBK PT 529,100 845,313
Indocement Tunggal Prakarsa
TBK PT 413,300 189,599

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDONESIA — (Continued)
Indofood CBP Sukses Makmur
TBK PT 493,000 $ 387,144
Indofood Sukses Makmur TBK
PT 3,294,100 1,595,104
Indomobil Sukses
Internasional TBK PT 501,500 40,420
Indosat TBK PT 2,431,200 387,257
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 7,178,500 278,999
*Intiland Development TBK PT 6,691,100 78,869
Japfa Comfeed Indonesia TBK
PT 7,716,000 899,667
Jasa Marga Persero TBK PT 1,340,500 414,235
Kalbe Farma TBK PT 4,389,900 451,716
*Kawasan Industri Jababeka
TBK PT 22,970,300 283,927
*Lippo Karawaci TBK PT 9,241,300 72,423
*M Cash Integrasi PT 24,500 1,858
*Malindo Feedmill TBK PT 538,500 30,193
Map Aktif Adiperkasa PT 5,106,800 353,035
Matahari Department Store
TBK PT 823,600 80,550
Mayora Indah TBK PT 2,710,500 449,016
MD Entertainment TBK PT 479,400 96,521
Medco Energi Internasional
TBK PT 16,904,300 1,378,624
*Media Nusantara Citra TBK
PT 7,300,100 153,490
Medikaloka Hermina TBK PT 4,497,600 429,844
*Merdeka Copper Gold TBK
PT 3,540,300 545,876
*Metro Healthcare Indonesia
TBK PT 1,758,100 14,674
Metrodata Electronics TBK PT 6,357,900 257,233
Metropolitan Kentjana TBK PT 4,800 7,952
Mitra Adiperkasa TBK PT 5,777,500 581,615
Mitra Keluarga Karyasehat
TBK PT 1,577,300 272,347
*MNC Digital Entertainment
TBK PT 61,000 5,053
*MNC Land TBK PT 3,778,800 40,449
Mulia Industrindo TBK PT 1,551,100 33,206
Nippon Indosari Corpindo TBK
PT 120,900 7,588
Pabrik Kertas Tjiwi Kimia TBK
PT 1,450,100 683,704
*Pacific Strategic Financial
TBK PT 1,909,700 132,018
Pakuwon Jati TBK PT 14,081,900 428,872
*Panin Financial TBK PT 16,835,900 510,601
*Paninvest TBK PT 921,500 66,933
Pantai Indah Kapuk Dua TBK
PT 118,300 121,353
Perusahaan Gas Negara TBK
PT 8,651,400 862,659
*Petrindo Jaya Kreasi TBK PT 208,800 101,107
*PP Persero TBK PT 3,709,400 105,409
Prodia Widyahusada TBK PT 309,800 59,019
Puradelta Lestari TBK PT 13,750,200 144,555
Shares Value †
INDONESIA — (Continued)
Rukun Raharja TBK PT 1,216,100 $ 139,857
Salim Ivomas Pratama TBK PT 1,077,300 29,103
Sampoerna Agro TBK PT 1,700 221
Samudera Indonesia TBK PT 8,144,200 176,427
*Sarana Meditama
Metropolitan TBK PT 1,249,400 23,245
Sarana Menara Nusantara
TBK PT 10,369,400 528,545
Sariguna Primatirta TBK PT 2,754,300 226,381
*Sawit Sumbermas Sarana
TBK PT 1,345,000 101,550
Selamat Sempurna TBK PT 1,820,300 223,841
Semen Indonesia Persero
TBK PT 3,922,982 987,307
Siloam International Hospitals
TBK PT 523,400 125,056
Sumber Alfaria Trijaya TBK PT 6,089,100 1,288,042
Summarecon Agung TBK PT 14,249,600 608,298
Surya Citra Media TBK PT 18,705,900 164,474
Surya Semesta Internusa TBK
PT 3,618,100 282,394
Telkom Indonesia Persero
TBK PT 12,863,600 2,311,268
Temas TBK PT 7,037,900 65,020
Tempo Scan Pacific TBK PT 790,700 134,008
*Timah TBK PT 2,841,900 236,297
Tower Bersama Infrastructure
TBK PT 1,264,800 153,114
Transcoal Pacific TBK PT 932,900 433,907
*Trias Sentosa TBK PT 1,800 57
*Trimegah Sekuritas Indonesia
TBK PT 899,900 16,972
Triputra Agro Persada PT 6,873,300 405,085
Tunas Baru Lampung TBK PT 3,988,600 172,810
Ultrajaya Milk Industry &
Trading Co. TBK PT 1,820,300 201,804
Unilever Indonesia TBK PT 2,636,900 330,137
United Tractors TBK PT 1,587,300 2,776,132
*Vale Indonesia TBK PT 1,615,705 393,246
*<Waskita Karya Persero TBK
PT 1,217,100 2,937
*Wijaya Karya Persero TBK PT 2,444,300 58,869
*Wintermar Offshore Marine
TBK PT 2,549,900 87,732
XL Axiata TBK PT 7,787,803 1,116,442
TOTAL INDONESIA 73,551,834
KOREA, REPUBLIC OF — (9.9%)
*3S Korea Co., Ltd. 16,595 25,494
ABco Electronics Co., Ltd. 4,836 18,363
*ABLBio, Inc. 15,401 418,505
Able C&C Co., Ltd. 7,769 40,703
*ADTechnology Co., Ltd. 2,832 36,878
Advanced Nano Products Co.,
Ltd. 353 22,254
Advanced Process Systems
Corp. 19,597 253,625
Aekyung Chemical Co., Ltd. 10,473 79,534
Aekyung Industrial Co., Ltd. 15,164 175,815
Ahnlab, Inc. 1,370 59,069

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Air Busan Co., Ltd. 33,753 $ 58,212
AJ Networks Co., Ltd. 20,518 72,705
Ajin Industrial Co., Ltd. 35,800 70,173
AK Holdings, Inc. 2,217 20,082
*Alteogen, Inc. 3,403 928,427
*ALUKO Co., Ltd. 24,534 41,157
*Amicogen, Inc. 5,794 19,817
*Aminologics Co., Ltd. 9,956 8,679
*Amo Greentech Co., Ltd. 5,485 27,624
Amorepacific Corp. 6,048 511,012
*Amotech Co., Ltd. 9,228 26,413
*Anam Electronics Co., Ltd. 26,439 24,427
*Ananti, Inc. 70,344 260,986
*Anterogen Co., Ltd. 6,901 75,761
*Aprogen, Inc. 29,003 22,656
*APS, Inc. 6,731 30,485
Asia Cement Co., Ltd. 32,437 252,444
ASIA Holdings Co., Ltd. 1,014 186,267
Asia Paper Manufacturing Co.,
Ltd. 46,556 273,263
Atec Co., Ltd. 3,426 41,658
Avaco Co., Ltd. 1,919 21,763
Avatec Co., Ltd. 3,239 26,475
Baiksan Co., Ltd. 13,278 126,237
BGF Retail Co., Ltd. 5,479 459,363
BGFecomaterials Co., Ltd. 12,807 31,507
BH Co., Ltd. 59,342 719,414
*BHI Co., Ltd. 18,168 149,162
*Binex Co., Ltd. 14,383 211,576
Binggrae Co., Ltd. 7,966 365,397
Bio Plus Co., Ltd. 19,754 76,296
*Biodyne Co., Ltd. 3,954 59,167
*Bioneer Corp. 3,128 54,060
*BioSmart Co., Ltd. 15,090 40,185
*Biosolution Co., Ltd. 1,952 24,061
*Biotoxtech Co., Ltd. 2,393 7,439
BIT Computer Co., Ltd. 15,739 56,227
*BNC Korea Co., Ltd. 31,339 109,005
BNK Financial Group, Inc. 186,288 1,274,318
Boditech Med, Inc. 14,736 167,328
BoKwang Industry Co., Ltd. 12,873 36,334
Bookook Securities Co., Ltd. 1,107 22,421
Boryung 29,873 240,932
*Bosung Power Technology
Co., Ltd. 14,463 31,860
Brand X Co., Ltd. 9,996 60,483
*Bubang Co., Ltd. 10,729 13,652
*Bukwang Pharmaceutical
Co., Ltd. 8,491 29,934
*Bumhan Fuel Cell Co., Ltd. 753 7,786
BYC Co., Ltd. 290 6,809
Byucksan Corp. 68,167 98,546
*C&C International Corp. 2,675 129,873
C&G Hi Tech Co., Ltd. 7,733 70,269
*Cafe24 Corp. 14,607 254,564
*CammSys Corp. 84,963 65,569
Caregen Co., Ltd. 11,604 142,864
*Celltrion Pharm, Inc. 2,200 99,319
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Celltrion, Inc. 33,018 $ 4,366,511
*Chabiotech Co., Ltd. 6,464 80,706
Cheil Worldwide, Inc. 46,320 618,943
Chemtronics Co., Ltd. 13,291 189,252
Cheryong Electric Co., Ltd. 9,200 352,667
*ChinHung International, Inc. 43,606 23,541
*Chips&Media, Inc. 8,045 81,849
*Choil Aluminum Co., Ltd. 91,099 109,121
Chong Kun Dang
Pharmaceutical Corp. 9,034 672,968
Chongkundang Holdings Corp. 3,246 131,251
Choong Ang Vaccine
Laboratory 5,957 45,800
*<Chorokbaem Media Co., Ltd. 5,037 3,698
*Chunbo Co., Ltd. 1,002 40,443
*CJ CGV Co., Ltd. 77,206 314,978
CJ CheilJedang Corp. 8,720 1,734,522
CJ Corp. 14,576 1,085,806
*CJ ENM Co., Ltd. 27,437 1,250,571
CJ Freshway Corp. 6,119 78,616
CJ Logistics Corp. 7,473 475,456
*CKD Bio Corp. 3,149 58,416
Classys, Inc. 8,206 301,481
CLIO Cosmetics Co., Ltd. 2,510 40,378
*CMG Pharmaceutical Co.,
Ltd. 41,881 63,580
*Com2uS Holdings Corp. 2,413 41,004
*Comtec Systems Co., Ltd. 56,186 22,678
*ContentreeJoongAng Corp. 1,449 9,555
Coocon Corp. 5,868 56,979
*Coreana Cosmetics Co., Ltd. 11,558 21,315
*Corentec Co., Ltd. 3,066 13,753
Cosmax, Inc. 11,370 1,243,285
*Cosmecca Korea Co., Ltd. 4,951 285,579
*CosmoAM&T Co., Ltd. 5,810 435,750
*Cosmochemical Co., Ltd. 9,956 154,751
Coway Co., Ltd. 45,018 2,055,170
COWELL FASHION Co., Ltd. 7,059 11,663
Cowintech Co., Ltd. 6,518 65,652
Creas F&C Co., Ltd. 1,594 7,566
*Creative & Innovative System 38,438 245,112
Creverse, Inc. 5,367 61,798
*CrystalGenomics Invites Co.,
Ltd. 23,261 42,055
*CS Bearing Co., Ltd. 4,978 19,876
CS Wind Corp. 8,711 369,271
*CTC BIO, Inc. 1,997 11,345
*Cube Entertainment, Inc. 6,722 63,518
Cuckoo Homesys Co., Ltd. 10,967 176,823
*D&C Media Co., Ltd. 1,052 13,775
D.I Corp. 11,234 149,868
*DA Technology Co., Ltd. 51,560 7,585
Dae Hwa Pharmaceutical Co.,
Ltd. 2,984 36,759
Dae Won Kang Up Co., Ltd. 65,571 187,923
*Daea TI Co., Ltd. 19,181 37,111
*Daechang Co., Ltd. 49,759 44,891
Daechang Forging Co., Ltd. 12,556 46,312
Daedong Corp. 43,055 259,578

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Daeduck Electronics Co., Ltd. 29,383 $ 366,862
Daehan New Pharm Co., Ltd. 14,542 82,194
*Dae-Il Corp. 17,681 47,149
*Daejoo Electronic Materials
Co., Ltd. 4,420 346,554
Daesang Corp. 29,095 434,317
Daesang Holdings Co., Ltd. 20,394 129,753
Daesung Energy Co., Ltd. 5,465 36,235
*Daesung Industrial Co., Ltd. 26,827 66,970
*Daewon Cable Co., Ltd. 47,702 94,713
Daewon Media Co., Ltd. 8,882 51,747
Daewon Pharmaceutical Co.,
Ltd. 29,031 301,880
*Daewoo Engineering &
Construction Co., Ltd. 345,462 884,933
Daewoong Co., Ltd. 23,249 437,182
Daewoong Pharmaceutical
Co., Ltd. 4,049 466,515
Daishin Securities Co., Ltd. 22,230 277,070
*Danal Co., Ltd. 50,491 115,983
Daol Investment & Securities
Co., Ltd. 41,249 83,694
*Dawonsys Co., Ltd. 17,016 137,114
DB Financial Investment Co.,
Ltd. 33,286 130,250
DB HiTek Co., Ltd. 24,944 704,939
DB Insurance Co., Ltd. 69,837 5,531,293
*Dear U Co., Ltd. 3,606 86,230
*Dentis Co., Ltd. 4,455 22,888
Dentium Co., Ltd. 1,368 78,016
DGB Financial Group, Inc. 157,412 931,925
DI Dong Il Corp. 10,822 303,487
Digital Daesung Co., Ltd. 18,104 96,948
*DIO Corp. 2,592 31,367
*DK Tech Co., Ltd. 9,220 55,120
DL Holdings Co., Ltd. 8,483 251,724
DMS Co., Ltd. 22,396 89,422
DN Automotive Corp. 24,495 341,688
DNF Co., Ltd. 2,873 22,026
Dohwa Engineering Co., Ltd. 9,743 47,091
Dong-A Hwasung Co., Ltd. 8,783 42,133
Dong-A Socio Holdings Co.,
Ltd. 3,914 352,827
Dong-A ST Co., Ltd. 3,561 198,177
Dong-Ah Geological
Engineering Co., Ltd. 2,945 27,807
Dongbang Transport Logistics
Co., Ltd. 70,067 117,540
Dongjin Semichem Co., Ltd. 32,235 631,853
Dongkoo Bio & Pharma Co.,
Ltd. 14,494 56,716
DongKook Pharmaceutical
Co., Ltd. 22,124 288,574
Dongkuk CM Co., Ltd. 20,200 93,974
Dongkuk Holdings Co., Ltd. 27,761 158,720
Dongkuk Industries Co., Ltd. 43,895 215,658
Dongkuk Steel Mill Co., Ltd. 14,289 90,393
*Dongkuk Structures &
Construction Co., Ltd. 26,605 48,583
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Dongsuh Cos., Inc. 15,720 $ 303,578
Dongsung Chemical Co., Ltd. 58,764 183,531
Dongsung Finetec Co., Ltd. 16,101 128,575
*Dongsung Pharmaceutical
Co., Ltd. 2,259 7,284
*Dongwha Enterprise Co., Ltd. 5,001 39,827
Dongwha Pharm Co., Ltd. 11,384 62,035
Dongwon F&B Co., Ltd. 8,323 192,092
Dongwon Metal Co., Ltd. 29,398 27,374
Dongwon Systems Corp. 4,361 161,167
Dongwoon Anatech Co., Ltd. 23,018 362,784
Dongyang E&P, Inc. 8,820 120,157
*Dongyang Steel Pipe Co., Ltd. 46,674 24,825
Doosan Bobcat, Inc. 72,106 1,959,402
Doosan Co., Ltd. 15,772 2,291,512
*Doosan Enerbility Co., Ltd. 226,761 3,294,607
*Doosan Fuel Cell Co., Ltd. 4,394 55,562
Doosan Tesna, Inc. 393 8,543
Douzone Bizon Co., Ltd. 19,350 832,891
*Dream Security Co., Ltd. 35,419 87,906
Dreamtech Co., Ltd. 16,440 100,784
*DRTECH Corp. 7,455 16,639
*DSK Co., Ltd. 15,700 55,917
Duck Yang Industry Co., Ltd. 24,043 58,627
*Duksan Hi-Metal Co., Ltd. 22,797 76,486
*Duksan Techopia Co., Ltd. 1,696 46,456
Duksung Co., Ltd. 6,054 29,305
DY Corp. 11,545 38,734
DY POWER Corp. 9,212 82,107
*<E Investment&Development
Co., Ltd. 227 43
E1 Corp. 1,933 104,214
Easy Holdings Co., Ltd. 42,919 80,862
*Echo Marketing, Inc. 13,145 100,683
*Eco&Dream Co., Ltd. 1,525 42,766
Ecoplastic Corp. 27,617 56,635
#*Ecopro BM Co., Ltd. 13,153 1,625,063
#*Ecopro Co., Ltd. 19,695 1,127,467
Ecopro HN Co., Ltd. 2,505 85,043
Elensys Co., Ltd. 11,067 41,461
Elentec Co., Ltd. 2,252 8,877
E-MART, Inc. 22,398 1,059,847
*EMKOREA Co., Ltd. 18,058 27,480
EM-Tech Co., Ltd. 5,378 96,648
*Enchem Co., Ltd. 1,449 183,540
ENF Technology Co., Ltd. 6,500 76,446
*Enplus Co., Ltd. 9,334 9,172
*Envioneer Co., Ltd. 858 11,533
EO Technics Co., Ltd. 4,481 555,579
*Eubiologics Co., Ltd. 26,624 297,108
Eugene Investment &
Securities Co., Ltd. 115,019 328,388
Eugene Technology Co., Ltd. 6,341 171,850
*EV Advanced Material Co.,
Ltd. 42,572 64,629
*E-World 45,593 56,991
*Exem Co., Ltd. 19,620 24,610
Exicon Co., Ltd. 4,251 38,167

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
F&F Co., Ltd. 4,038 $ 182,880
F&F Holdings Co., Ltd. 5,256 51,570
FarmStory Co., Ltd. 62,555 59,110
Fila Holdings Corp. 29,426 850,795
*Fine M-Tec Co., Ltd. 7,013 30,136
Fine Semitech Corp. 1,554 21,001
*Firstec Co., Ltd. 8,275 19,128
*Foosung Co., Ltd. 24,724 112,333
*FutureChem Co., Ltd. 3,422 58,521
Galaxia Moneytree Co., Ltd. 3,590 22,138
*GAMSUNG Corp. Co., Ltd. 72,898 192,018
*Gaon Cable Co., Ltd. 5,730 156,329
GC Cell Corp. 11,515 291,213
*GeneOne Life Science, Inc. 75,865 137,437
*Genexine, Inc. 24,695 130,991
*Genie Music Corp. 17,014 30,453
Genohco, Inc. 755 8,890
*Genome & Co. 4,361 11,298
Genoray Co., Ltd. 1,913 8,276
Global Standard Technology
Co., Ltd. 21,346 238,054
*Global Tax Free Co., Ltd. 20,602 59,716
*GnBS Eco Co., Ltd. 17,152 40,891
GnCenergy Co., Ltd. 9,527 34,932
GOLFZON Co., Ltd. 5,609 262,566
Gradiant Corp. 7,183 62,929
Grand Korea Leisure Co., Ltd. 18,633 154,735
Green Chemical Co., Ltd. 6,036 25,062
Green Cross Corp. 4,332 509,795
Green Cross Holdings Corp. 16,907 200,679
Green Cross Wellbeing Corp. 5,791 46,370
*Green Plus Co., Ltd. 5,193 34,620
*GS Engineering &
Construction Corp. 126,360 1,627,114
GS Global Corp. 70,737 160,183
GS Holdings Corp. 38,046 1,135,866
#GS Retail Co., Ltd. 41,872 655,388
HAESUNG DS Co., Ltd. 5,047 98,014
Haesung Industrial Co., Ltd. 18,487 89,756
Han Kuk Carbon Co., Ltd. 24,222 191,319
Hana Financial Group, Inc. 177,701 7,713,254
Hana Micron, Inc. 45,531 375,136
Hana Pharm Co., Ltd. 8,411 67,897
Hana Tour Service, Inc. 7,403 264,470
*Hanall Biopharma Co., Ltd. 5,342 171,099
Hancom, Inc. 22,020 304,291
Handok, Inc. 10,503 105,563
Handsome Co., Ltd. 6,072 68,552
Hanil Cement Co., Ltd. 24,711 254,093
Hanil Feed Co., Ltd. 24,141 71,723
Hanil Holdings Co., Ltd. 18,444 186,578
Hanil Hyundai Cement Co.,
Ltd. 9,682 96,680
Hanjin Kal Corp. 4,493 275,440
Hanjin Transportation Co., Ltd. 11,243 156,180
*Hankook Cosmetics Co., Ltd. 10,574 50,418
Hankook Cosmetics
Manufacturing Co., Ltd. 1,780 95,449
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Hankook Shell Oil Co., Ltd. 720 $ 169,043
Hanmi Pharm Co., Ltd. 4,616 1,072,049
Hanmi Science Co., Ltd. 7,893 273,109
Hanmi Semiconductor Co.,
Ltd. 18,222 1,214,800
HanmiGlobal Co., Ltd. 16,368 172,931
Hannong Chemicals, Inc. 7,411 93,604
Hanon Systems 155,682 447,868
*Hans Biomed Corp. 2,419 14,514
Hansae Co., Ltd. 12,910 143,975
Hansol Chemical Co., Ltd. 7,562 693,183
Hansol Holdings Co., Ltd. 26,607 44,538
*Hansol IONES Co., Ltd. 2,095 10,278
Hansol Paper Co., Ltd. 31,944 216,895
Hansol Technics Co., Ltd. 25,720 81,260
Hanssem Co., Ltd. 1,295 49,923
Hanwha Aerospace Co., Ltd. 13,350 3,560,000
Hanwha Corp. 16,503 335,441
*Hanwha Engine 16,445 170,051
#*Hanwha Galleria Corp. 123,911 115,291
Hanwha General Insurance
Co., Ltd. 87,496 303,700
*Hanwha Industrial Solutions
Co., Ltd. 14,787 453,254
*Hanwha Investment &
Securities Co., Ltd. 176,230 455,899
Hanwha Life Insurance Co.,
Ltd. 85,207 182,763
*Hanwha Ocean Co., Ltd. 8,438 163,563
Hanwha Solutions Corp. 82,840 1,287,622
Hanwha Systems Co., Ltd. 23,847 315,541
*Hanyang Digitech Co., Ltd. 5,199 44,983
Hanyang Eng Co., Ltd. 22,682 280,073
Hanyang Securities Co., Ltd. 11,980 107,212
Harim Co., Ltd. 61,529 128,185
Harim Holdings Co., Ltd. 13,939 54,443
HB SOLUTION Co., Ltd. 38,209 103,967
HD Hyundai Co., Ltd. 49,076 2,837,873
HD Hyundai Construction
Equipment Co., Ltd. 28,821 1,075,566
HD Hyundai Electric Co., Ltd. 10,427 2,474,524
*HD Hyundai Energy Solutions
Co., Ltd. 8,157 136,541
*HD Hyundai Heavy Industries
Co., Ltd. 2,726 360,701
HD Hyundai Infracore Co., Ltd. 375,257 1,808,304
*HD HYUNDAI MIPO 7,522 598,490
*HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 10,711 1,423,476
HDC Holdings Co., Ltd. 39,877 325,084
HDC Hyundai Development
Co-Engineering & Construction 30,329 435,595
*HD-Hyundai Marine Engine 4,564 63,268
*Helixmith Co., Ltd. 26,411 69,951
*Heung-A Shipping Co., Ltd.,
Class A 33,618 46,286
HFR, Inc. 1,529 10,736
*Hironic Co., Ltd. 1,958 9,634
#Hite Jinro Co., Ltd. 33,504 514,699

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*HJ Shipbuilding &
Construction Co., Ltd. 18,728 $ 31,078
HK inno.N Corp. 23,430 842,122
HL Holdings Corp. 9,874 250,070
HL Mando Co., Ltd. 57,113 1,504,390
*HLB Global Co., Ltd. 6,508 19,100
*HLB Life Science Co., Ltd. 6,714 43,203
*HLB Therapeutics Co., Ltd. 16,377 110,248
*HLB, Inc. 11,232 537,183
Home Center Holdings Co.,
Ltd. 76,394 44,951
*Homecast Co., Ltd. 26,480 51,617
#Hotel Shilla Co., Ltd. 16,781 542,342
HS Hyosung Advanced
Materials Corp. 333 64,187
*HS Hyosung Corp. 1,300 37,540
HS Industries Co., Ltd. 43,973 135,743
*Hugel, Inc. 4,252 841,157
Humedix Co., Ltd. 8,319 184,465
*Huneed Technologies 3,336 19,267
Huons Co., Ltd. 7,043 140,350
Husteel Co., Ltd. 34,438 99,945
Huvitz Co., Ltd. 10,610 69,426
Hwa Shin Co., Ltd. 68,163 436,144
Hwaseung Enterprise Co., Ltd. 18,695 124,633
HYBE Co., Ltd. 5,789 778,159
Hyosung Corp. 5,841 210,784
Hyosung Heavy Industries
Corp. 10,272 2,984,835
Hyosung TNC Corp. 4,790 1,070,808
Hyundai Autoever Corp. 2,471 241,907
Hyundai Bioland Co., Ltd. 18,833 70,283
*Hyundai BNG Steel Co., Ltd. 5,983 57,662
Hyundai Department Store
Co., Ltd. 12,681 432,808
Hyundai Elevator Co., Ltd. 15,913 545,424
HYUNDAI EVERDIGM Corp. 12,361 78,107
Hyundai Ezwel Co., Ltd. 10,726 43,448
Hyundai Glovis Co., Ltd. 34,113 3,018,259
Hyundai Green Food 29,762 251,683
*Hyundai Livart Furniture Co.,
Ltd. 14,345 82,952
Hyundai Marine & Fire
Insurance Co., Ltd. 56,375 1,239,841
Hyundai Motor Co. 91,861 14,311,678
Hyundai Motor Securities Co.,
Ltd. 21,699 138,056
Hyundai Movex Co., Ltd. 15,986 35,737
Hyundai Pharmaceutical Co.,
Ltd. 11,173 31,454
Hyundai Rotem Co., Ltd. 34,992 1,582,247
Hyundai Steel Co. 67,642 1,242,554
Hyundai Wia Corp. 35,089 1,060,298
HyVision System, Inc. 17,959 225,398
i3system, Inc. 4,560 127,217
*iA, Inc. 58,402 8,549
*ICD Co., Ltd. 4,536 15,416
*Icure Pharm, Inc. 23,784 39,640
iFamilySC Co., Ltd. 13,118 179,089
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Il Dong Pharmaceutical Co.,
Ltd. 4,170 $ 41,096
Iljin Electric Co., Ltd. 30,050 543,295
Iljin Holdings Co., Ltd. 23,985 69,348
*Iljin Hysolus Co., Ltd. 2,832 43,096
Iljin Power Co., Ltd. 5,820 41,794
Ilyang Pharmaceutical Co.,
Ltd. 14,625 133,957
iMarketKorea, Inc. 20,969 127,789
InBody Co., Ltd. 9,593 169,615
Incross Co., Ltd. 4,979 26,771
Industrial Bank of Korea 168,378 1,720,384
InfoBank Corp. 1,205 5,213
Innocean Worldwide, Inc. 25,545 366,700
Innox Advanced Materials Co.,
Ltd. 6,016 107,460
*Inscobee, Inc. 32,184 34,889
*Insung Information Co., Ltd. 11,698 18,140
Intellian Technologies, Inc. 1,406 52,674
*Interflex Co., Ltd. 7,273 53,757
<Interojo Co., Ltd. 6,991 94,606
iNtRON Biotechnology, Inc. 6,898 29,341
Inzi Controls Co., Ltd. 6,158 28,693
IS Dongseo Co., Ltd. 9,013 131,929
ISC Co., Ltd. 4,203 198,881
i-SENS, Inc. 6,661 93,254
*ISU Abxis Co., Ltd. 4,796 21,547
*ISU Chemical Co., Ltd. 5,972 33,365
*ISU Specialty Chemical 9,815 288,760
IsuPetasys Co., Ltd. 42,734 1,127,187
*ITCEN Co., Ltd. 787 3,684
*ITEK, Inc. 4,140 16,710
*ITM Semiconductor Co., Ltd. 872 11,753
*Jahwa Electronics Co., Ltd. 15,099 176,811
JB Financial Group Co., Ltd. 82,378 1,069,123
JC Chemical Co., Ltd. 15,760 53,504
Jeil Pharmaceutical Co., Ltd. 2,487 25,321
*Jeju Air Co., Ltd. 19,856 136,978
Jeju Bank 6,360 38,390
*Jeju Semiconductor Corp. 48,473 425,719
*Jin Air Co., Ltd. 11,972 97,077
Jinsung T.E.C. 9,350 58,133
JLS Co., Ltd. 36 172
*JNK Global Co., Ltd. 9,197 24,192
*JNTC Co., Ltd. 17,661 266,835
*JoyCity Corp. 43,326 50,924
JS Corp. 3,515 44,498
Jusung Engineering Co., Ltd. 28,954 650,416
JVM Co., Ltd. 4,712 70,680
JW Holdings Corp. 23,768 51,583
JW Life Science Corp. 16,453 129,955
JW Pharmaceutical Corp. 6,784 132,730
JYP Entertainment Corp. 21,832 772,821
K Car Co., Ltd. 7,266 68,500
K Ensol Co., Ltd. 9,197 105,099
Kakao Corp. 37,076 992,723
*Kakao Games Corp. 2,912 37,476
KakaoBank Corp. 23,979 376,192

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Kakaopay Corp. 4,992 $ 88,807
*<Kanglim Co., Ltd. 2,507 343
Kangnam Jevisco Co., Ltd. 4,632 83,913
*Kangstem Biotech Co., Ltd. 7,930 12,269
*Kangwon Energy Co., Ltd. 1,204 10,923
Kangwon Land, Inc. 41,349 535,140
KAON Group Co., Ltd. 17,972 45,711
KB Financial Group, Inc. 251,668 16,467,841
#KB Financial Group, Inc.,
Sponsored ADR 9,162 597,729
*KBI Metal Co., Ltd. 24,108 46,818
KC Tech Co., Ltd. 5,316 139,449
KCC Glass Corp. 8,418 239,120
KCTC 36,723 120,281
KEC Corp. 117,668 77,166
*Kencoa Aerospace Co. 5,450 35,622
KEPCO Engineering &
Construction Co., Inc. 2,748 137,002
KEPCO Plant Service &
Engineering Co., Ltd. 27,438 891,735
*KEYEAST Co., Ltd. 2,129 6,865
KG Chemical Corp. 104,052 299,715
KG DONGBUSTEEL 40,997 202,905
KG Eco Solution Co., Ltd. 42,842 161,744
*KG Mobility Co. 48,197 157,339
KGMobilians Co., Ltd. 24,833 80,617
KH Vatec Co., Ltd. 3,265 21,932
*Kib Plug Energy 187,877 55,274
*KidariStudio, Inc. 20,286 57,183
KINX, Inc. 1,958 99,603
KISWIRE, Ltd. 7,129 99,496
KIWOOM Securities Co., Ltd. 11,890 1,159,706
*KNJ Co., Ltd. 3,226 37,146
*KNW Co., Ltd. 9,830 27,923
*KoBioLabs, Inc. 6,489 32,163
Koentec Co., Ltd. 13,059 70,027
Koh Young Technology, Inc. 7,885 62,737
Kolmar BNH Co., Ltd. 9,600 98,783
Kolmar Korea Co., Ltd. 17,643 906,441
Kolon Corp. 4,015 42,041
Kolon Enp, Inc. 8,561 35,175
Kolon Global Corp. 12 79
Kolon Industries, Inc. 2,576 60,667
KoMiCo, Ltd. 3,604 132,669
Korea Aerospace Industries,
Ltd. 57,595 2,441,527
*Korea Circuit Co., Ltd. 3,668 26,899
*Korea District Heating Corp. 1,644 54,562
*Korea Electric Power Corp. 43,504 728,219
*Korea Electric Power Corp.,
Class P, Sponsored ADR 63,356 529,023
Korea Electric Terminal Co.,
Ltd. 6,407 354,242
Korea Electronic Power
Industrial Development Co.,
Ltd. 14,007 129,007
Korea Export Packaging
Industrial Co., Ltd. 10,624 20,286
Korea Fuel-Tech Corp. 30,111 110,625
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Korea Gas Corp. 11,979 $ 340,273
*Korea Information &
Communications Co., Ltd. 26,523 155,678
Korea Information Certificate
Authority, Inc. 14,689 43,056
Korea Investment Holdings
Co., Ltd. 33,075 1,847,886
*Korea Line Corp. 256,554 334,822
Korea Movenex Co., Ltd. 25,258 65,799
Korea Petrochemical Ind Co.,
Ltd. 904 70,486
Korea Petroleum Industries
Co. 6,861 78,355
Korea Ratings Corp. 1,093 67,560
Korea United Pharm, Inc. 14,269 215,586
Korean Air Lines Co., Ltd. 168,108 2,911,436
Korean Reinsurance Co. 141,851 970,343
Koryo Credit Information Co.,
Ltd. 3,075 21,614
*KOSES Co., Ltd. 4,599 29,294
*KPS Corp. 4,712 20,282
*Krafton, Inc. 14,716 3,529,707
KSS LINE, Ltd. 33,774 235,684
KT Skylife Co., Ltd. 34,622 125,944
KT&G Corp. 46,552 3,700,547
KTCS Corp. 42,159 87,067
Kukdong Oil & Chemicals Co.,
Ltd. 36,413 98,157
*<Kuk-il Paper Manufacturing
Co., Ltd. 2,092 227
*Kukje Pharma Co., Ltd. 3,864 15,120
*Kum Yang Co., Ltd. 3,084 92,743
*Kumho HT, Inc. 204,557 95,608
Kumho Petrochemical Co., Ltd. 13,076 1,351,187
*Kumho Tire Co., Inc. 124,805 401,094
Kumkang Kind Co., Ltd. 28,213 83,719
Kwang Dong Pharmaceutical
Co., Ltd. 42,816 171,885
Kwang Myung Electric Co.,
Ltd. 26,445 26,215
Kyeryong Construction
Industrial Co., Ltd. 9,920 95,390
Kyobo Securities Co., Ltd. 26,708 103,542
<Kyongbo Pharmaceutical
Co., Ltd. 8,833 35,716
Kyung Dong Navien Co., Ltd. 7,220 453,604
Kyungbang Co., Ltd. 1,011 4,550
Kyungdong Pharm Co., Ltd. 17,629 80,736
Kyung-In Synthetic Corp. 31,006 67,517
L&C Bio Co., Ltd. 4,621 59,906
*L&F Co., Ltd. 228 19,512
*L&K Biomed Co., Ltd. 7,134 37,428
*LabGenomics Co., Ltd. 36,955 92,521
*Lake Materials Co., Ltd. 41,221 443,574
Lee Ku Industrial Co., Ltd. 10,655 34,243
LEENO Industrial, Inc. 5,962 788,885
LG Chem, Ltd. 25,880 5,879,261
LG Corp. 30,660 1,681,857
*LG Display Co., Ltd. 282,818 2,180,568

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*LG Display Co., Ltd.,
Sponsored ADR 23,080 $ 86,781
LG Electronics, Inc. 97,985 6,354,824
*LG Energy Solution, Ltd. 3,301 974,752
LG H&H Co., Ltd. 9,264 2,225,374
LG HelloVision Co., Ltd. 29,983 56,816
LG Innotek Co., Ltd. 14,977 1,927,475
LG Uplus Corp. 223,383 1,620,336
LIG Nex1 Co., Ltd. 9,330 1,676,696
*LigaChem Biosciences, Inc. 1,742 162,839
LOT Vacuum Co., Ltd. 3,380 24,591
Lotte Chemical Corp. 932 64,430
Lotte Chilsung Beverage Co.,
Ltd. 5,405 477,833
Lotte Corp. 17,619 305,779
Lotte Energy Materials Corp. 16,759 462,694
LOTTE Himart Co., Ltd. 5,286 30,643
Lotte Innovate Co., Ltd. 8,389 138,601
*Lotte Non-Life Insurance Co.,
Ltd. 57,738 94,975
Lotte Rental Co., Ltd. 16,552 345,433
Lotte Shopping Co., Ltd. 8,261 395,091
*Lotte Tour Development Co.,
Ltd. 13,390 94,312
Lotte Wellfood Co., Ltd. 3,391 320,671
LS Corp. 15,469 1,172,505
LS Eco Energy, Ltd. 6,919 137,127
LS Electric Co., Ltd. 9,542 1,011,590
LS Marine Solution Co., Ltd. 2,684 28,357
LS SECURITIES Co., Ltd. 9,554 30,566
*LTC Co., Ltd. 4,168 33,314
*LVMC Holdings 127,336 202,077
LX Hausys, Ltd. 7,995 229,711
LX INTERNATIONAL Corp. 49,584 1,095,878
LX Semicon Co., Ltd. 8,294 370,225
M.I.Tech Co., Ltd. 13,296 81,799
Macquarie Korea Infrastructure
Fund 121,245 1,047,276
Macrogen, Inc. 8,830 113,446
Maeil Dairies Co., Ltd. 6,938 193,309
MAKUS, Inc. 2,206 14,067
*Manyo Co., Ltd. 5,052 67,140
Mcnex Co., Ltd. 13,997 176,180
*MDS Tech, Inc. 28,053 21,426
*Medipost Co., Ltd. 19,541 93,740
Medytox, Inc. 1,160 144,664
MegaStudyEdu Co., Ltd. 4,440 138,991
Meritz Financial Group, Inc. 69,416 5,165,959
META BIOMED Co., Ltd. 15,955 48,038
Mgame Corp. 9,533 43,520
*MiCo, Ltd. 88,574 616,167
*Micro Digital Co., Ltd. 6,700 55,882
*Mirae Asset Life Insurance
Co., Ltd. 44,689 170,660
Mirae Asset Securities Co.,
Ltd. 72,417 475,433
Miwon Commercial Co., Ltd. 1,032 150,687
Miwon Specialty Chemical
Co., Ltd. 584 60,050
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*MNTech Co., Ltd. 7,427 $ 55,003
*Mobase Electronics Co., Ltd. 74,389 96,221
*Mobile Appliance, Inc. 5,253 7,956
Modetour Network, Inc. 5,605 40,535
*MONAYONGPYONG 35,343 96,553
Moorim P&P Co., Ltd. 13,698 27,297
Motrex Co., Ltd. 17,690 129,214
mPlus Corp. 6,540 43,742
*Mr. Blue Corp. 10,699 10,622
MS Autotech Co., Ltd. 37,003 83,257
Multicampus Co., Ltd. 4,111 88,029
Myoung Shin Industrial Co.,
Ltd. 8,102 79,787
Namhae Chemical Corp. 23,890 113,045
*Namuga Co., Ltd. 13,106 116,434
Namyang Dairy Products Co.,
Ltd. 377 188,773
*NanoenTek, Inc. 4,039 11,268
Nasmedia Co., Ltd. 7,386 82,209
*Nature & Environment Co.,
Ltd. 19,644 8,512
Nature Holdings Co., Ltd.
(The) 8,470 61,131
NAVER Corp. 13,620 1,677,826
NCSoft Corp. 2,853 449,658
Neosem, Inc. 1,638 13,531
Neowiz 22,349 338,474
*Nepes Ark Corp. 12,762 121,701
*Neptune Co. 12,074 45,234
Ω*Netmarble Corp. 9,540 400,957
New Power Plasma Co., Ltd. 27,615 97,253
*Newflex Technology Co., Ltd. 11,988 45,520
Nexen Corp. 43,004 141,944
Nexen Tire Corp. 42,883 209,754
*Nexon Games Co., Ltd. 5,839 60,209
*Next Entertainment World
Co., Ltd. 13,932 23,775
NH Investment & Securities
Co., Ltd. 87,005 842,940
NI Steel Co., Ltd. 4,566 12,970
NICE Holdings Co., Ltd. 33,097 270,292
Nice Information &
Telecommunication, Inc. 9,436 128,001
NICE Information Service Co.,
Ltd. 23,646 190,710
NICE Total Cash Management
Co., Ltd. 25,459 95,010
Nong Shim Holdings Co., Ltd. 2,657 130,347
NongShim Co., Ltd. 2,470 670,301
NOROO Paint & Coatings Co.,
Ltd. 21,451 131,038
NOVAREX Co., Ltd. 17,879 127,615
Novatech Co., Ltd. 984 8,414
*Obigo, Inc. 1,745 8,308
OCI Co., Ltd. 3,679 192,748
OCI Holdings Co., Ltd. 15,125 754,058
*Okins Electronics Co., Ltd. 6,874 29,439
*Olix Pharmaceuticals, Inc. 3,828 66,574
Openbase, Inc. 2,786 4,613

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
OptoElectronics Solutions Co.,
Ltd. 7,608 $ 56,564
*OPTRON-TEC, Inc. 4,228 6,495
*Orbitech Co., Ltd. 4,086 6,455
Oriental Precision &
Engineering Co., Ltd. 16,121 39,017
Orion Corp. 23,798 1,721,044
*Osteonic Co., Ltd. 6,725 28,070
Ottogi Corp. 2,116 646,300
*P&H Tech Co., Ltd. 3,015 16,364
Paik Kwang Industrial Co., Ltd. 25,045 173,319
*Pan Entertainment Co., Ltd. 3,498 5,374
Pan Ocean Co., Ltd. 205,913 530,450
Paradise Co., Ltd. 37,448 287,101
Park Systems Corp. 3,472 538,412
Partron Co., Ltd. 57,021 294,608
Paseco Co., Ltd. 3,675 15,472
*Pearl Abyss Corp. 3,568 100,059
*People & Technology, Inc. 25,268 963,114
PharmaResearch Co., Ltd. 6,666 1,089,263
*PharmGen Science, Inc. 15,880 54,774
*Pharmicell Co., Ltd. 8,146 29,928
*Philenergy Co., Ltd. 563 6,935
Philoptics Co., Ltd. 8,272 123,181
*PI Advanced Materials Co.,
Ltd. 9,282 138,894
Polaris AI Pharma Corp. 2,352 10,806
Poongsan Corp. 31,582 1,588,254
Posco DX Co., Ltd. 28,657 566,910
POSCO Future M Co., Ltd. 1,451 236,050
POSCO Holdings, Inc. 22,625 5,500,498
POSCO Holdings, Inc.,
Sponsored ADR 17,424 1,047,357
Posco International Corp. 34,524 1,308,410
Posco M-Tech Co., Ltd. 752 8,773
POSCO Steeleon Co., Ltd. 4,374 114,897
*Power Logics Co., Ltd. 21,131 77,327
Protec Co., Ltd. 676 16,484
PSK Holdings, Inc. 2,369 87,207
PSK, Inc. 24,083 362,990
Pumtech Korea Co., Ltd. 6,362 170,806
*Rainbow Robotics 751 66,665
*RaonSecure Co., Ltd. 7,243 10,030
Reyon Pharmaceutical Co.,
Ltd. 8,216 96,925
RFHIC Corp. 16,480 154,530
*RFTech Co., Ltd. 25,838 56,450
*Robotis Co., Ltd. 1,369 17,807
Rorze Systems Corp. 3,222 43,894
S&S Tech Corp. 5,283 89,581
S-1 Corp. 9,592 449,017
Sajo Industries Co., Ltd. 2,644 129,135
Sajodaerim Corp. 3,293 104,636
Sajodongaone Co., Ltd. 44,111 33,339
*Saltlux, Inc. 1,164 14,103
*Sam Chun Dang Pharm Co.,
Ltd. 2,114 207,264
Sam-A Aluminum Co., Ltd. 280 10,348
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Sambo Corrugated Board Co.,
Ltd. 2,587 $ 17,040
Sambo Motors Co., Ltd. 20,461 63,459
Samchully Co., Ltd. 1,777 116,278
SAMHWA Paints Industrial
Co., Ltd. 20,736 110,892
Samick THK Co., Ltd. 6,335 41,086
*Samil Pharmaceutical Co.,
Ltd. 16,023 185,774
Samji Electronics Co., Ltd. 16,474 104,455
Samjin Pharmaceutical Co.,
Ltd. 6,764 90,383
Sammok S-Form Co., Ltd. 4,824 75,506
SAMPYO Cement Co., Ltd. 57,426 128,168
Ω*Samsung Biologics Co., Ltd. 4,299 3,121,448
*Samsung E&A Co., Ltd. 192,520 2,491,599
Samsung Electro-Mechanics
Co., Ltd. 39,782 3,413,180
Samsung Electronics Co., Ltd. 1,572,973 67,478,262
Samsung Electronics Co., Ltd.,
Registered, GDR 7,353 7,786,827
Samsung Fire & Marine
Insurance Co., Ltd. 25,051 6,108,450
*Samsung Heavy Industries
Co., Ltd. 148,669 1,033,142
Samsung Life Insurance Co.,
Ltd. 24,585 1,808,245
*Samsung Pharmaceutical
Co., Ltd. 51,795 58,814
Samsung SDI Co., Ltd. 8,741 2,071,237
Samsung SDS Co., Ltd. 16,866 1,748,931
Samsung Securities Co., Ltd. 67,184 2,234,598
SAMT Co., Ltd. 101,590 228,946
Samwha Capacitor Co., Ltd. 4,124 98,767
Samwha Electric Co., Ltd. 2,951 78,693
Samyang Corp. 3,860 138,876
Samyang Foods Co., Ltd. 4,377 1,649,304
Samyang Packaging Corp. 8,285 98,399
Samyoung Co., Ltd. 16,140 51,227
Sang-A Frontec Co., Ltd. 5,274 78,728
*Sangbo Corp. 32,220 28,554
*Sangsangin Co., Ltd. 11,120 13,505
Sangsin Energy Display
Precision Co., Ltd. 9,957 72,657
Saramin Co., Ltd. 9,397 108,951
Satrec Initiative Co., Ltd. 1,473 45,044
*S-Connect Co., Ltd. 97,621 53,055
*SD Biosensor, Inc. 40,852 268,498
*SDN Co., Ltd. 44,146 38,804
SeAH Besteel Holdings Corp. 17,834 256,396
SeAH Steel Corp. 1,717 141,590
SeAH Steel Holdings Corp. 1,725 213,250
Seegene, Inc. 38,217 661,874
Segyung Hitech Co., Ltd. 8,683 45,680
Sejin Heavy Industries Co.,
Ltd. 15,845 77,732
Sekonix Co., Ltd. 16,152 64,023
*SEMCNS Co., Ltd. 6,520 26,930
Sempio Foods Co. 3,985 84,609

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Seobu T&D 42,392 $ 189,842
Seohan Co., Ltd. 72,376 41,695
*Seojin System Co., Ltd. 39,288 815,653
*Seoul Auction Co., Ltd. 8,812 50,382
*Seoul Food Industrial Co.,
Ltd. 65,250 7,423
Seoul Semiconductor Co., Ltd. 19,909 135,612
Seoyon Co., Ltd. 24,723 129,885
Seoyon E-Hwa Co., Ltd. 28,414 282,081
*Seronics Co., Ltd. 1,049 10,338
*<Sewon E&C Co., Ltd. 50,795 2,613
SFA Engineering Corp. 18,733 287,104
SGC Energy Co., Ltd. 11,953 230,398
Shin Heung Energy &
Electronics Co., Ltd. 32,058 174,925
Shindaeyang Paper Co., Ltd. 9,307 39,656
Shinhan Financial Group Co.,
Ltd. 211,367 7,857,338
#Shinhan Financial Group Co.,
Ltd., Sponsored ADR 54,429 2,058,505
Shinil Electronics Co., Ltd. 22,524 23,275
Shinsegae International, Inc. 4,650 44,141
#Shinsegae, Inc. 8,755 975,738
Shinsung Delta Tech Co., Ltd. 12,366 400,999
*Shinsung E&G Co., Ltd. 42,914 45,340
Shinwon Corp. 25,545 22,879
*SHOWBOX Corp. 19,275 60,898
*Signetics Corp. 20,138 14,403
*Silicon2 Co., Ltd. 14,575 403,453
SIMMTECH Co., Ltd. 19,191 230,570
SJG Sejong 29,306 94,714
*SK Biopharmaceuticals Co.,
Ltd. 3,743 319,782
*SK Bioscience Co., Ltd. 4,408 172,806
SK D&D Co., Ltd. 6,822 39,548
SK Discovery Co., Ltd. 9,484 232,289
*SK Eternix Co., Ltd. 19,818 219,290
SK Gas, Ltd. 2,996 433,552
SK Hynix, Inc. 142,954 19,298,790
Ω*SK IE Technology Co., Ltd. 5,483 136,678
*SK Innovation Co., Ltd. 4,216 358,666
*SK Oceanplant Co., Ltd. 15,844 153,962
SK Securities Co., Ltd. 159,276 58,978
SK Telecom Co., Ltd. 16,852 692,397
#SK Telecom Co., Ltd., ADR 35,169 800,446
SK, Inc. 24,002 2,577,606
*SKC Co., Ltd. 2,158 237,224
SL Corp. 20,317 488,050
*SM Culture & Contents Co.,
Ltd. 18,954 23,226
SM Entertainment Co., Ltd. 10,441 536,425
*SM Life Design Group Co.,
Ltd. 6,836 6,965
*SMCore, Inc. 4,785 16,297
*SMEC Co., Ltd. 30,793 67,053
SNT Motiv Co., Ltd. 9,859 326,490
*SOCAR, Inc. 5,889 78,179
S-Oil Corp. 45,615 1,894,014
Solid, Inc. 25,469 84,528
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*SOLUM Co., Ltd. 32,685 $ 454,037
Solus Advanced Materials Co.,
Ltd. 24,204 220,291
Songwon Industrial Co., Ltd. 11,294 111,712
SOOP Co., Ltd. 9,646 671,026
Soosan Heavy Industries Co.,
Ltd. 55,213 69,616
Soosan Industries Co., Ltd. 8,684 140,958
Soulbrain Co., Ltd. 1,121 165,713
SPC Samlip Co., Ltd. 3,253 117,037
SPG Co., Ltd. 4,271 66,077
ST Pharm Co., Ltd. 4,458 324,013
Straffic Co., Ltd. 42,413 133,847
*Studio Dragon Corp. 3,030 89,583
Suheung Co., Ltd. 5,347 61,297
*Sukgyung AT Co., Ltd. 1,323 43,237
Sun Kwang Co., Ltd. 4,782 54,473
Sung Kwang Bend Co., Ltd. 35,753 333,695
*Sungchang Enterprise
Holdings, Ltd. 37,560 37,723
*Sungeel Hitech Co., Ltd. 716 28,484
Sungshin Cement Co., Ltd. 33,511 195,481
Sungwoo Hitech Co., Ltd. 113,102 516,335
Sunjin Co., Ltd. 22,386 107,226
*SY Co., Ltd. 60,204 177,340
*Synergy Innovation Co., Ltd. 45,735 91,967
*Synopex, Inc. 76,628 400,909
Systems Technology, Inc. 8,983 141,905
T&L Co., Ltd. 4,462 218,250
Tae Kyung Industrial Co., Ltd. 13,467 50,648
TAEKYUNG BK Co., Ltd. 9,791 32,353
*Taewoong Co., Ltd. 10,918 109,576
Taeyang Metal Industrial Co.,
Ltd. 46,706 114,565
*Taihan Electric Wire Co., Ltd. 11,535 98,047
*Taihan Fiberoptics Co., Ltd. 34,662 25,670
Tailim Packaging Co., Ltd. 4,232 6,287
TCC Steel 4,804 152,301
TechWing, Inc. 22,377 723,199
TEMC CNS Co., Ltd. 8,040 33,442
TES Co., Ltd. 5,258 64,201
*Theragen Etex Co., Ltd. 19,610 48,954
TK Corp. 26,193 234,219
TKG Huchems Co., Ltd. 22,071 317,790
Tokai Carbon Korea Co., Ltd. 1,119 69,329
Tongyang Life Insurance Co.,
Ltd. 49,174 217,720
*Tonymoly Co., Ltd. 9,105 48,560
*Top Engineering Co., Ltd. 13,591 38,409
Toptec Co., Ltd. 39,423 150,550
Tovis Co., Ltd. 11,901 179,809
TS Corp. 43,543 91,503
*TS Nexgen Co., Ltd. 20,607 7,705
*TSI Co., Ltd. 7,826 34,480
*Tuksu Construction Co., Ltd. 7,804 35,344
*Tway Air Co., Ltd. 59,635 150,816
TYM Corp. 32,450 73,365
Ubivelox, Inc. 13,314 65,991
*Uni-Chem Co., Ltd. 45,315 50,930

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Unid Co., Ltd. 3,597 $ 182,978
*Union Materials Corp. 6,042 10,377
Union Semiconductor
Equipment & Materials Co.,
Ltd. 18,261 91,305
Uniquest Corp. 3,780 12,846
*Unison Co., Ltd. 35,003 17,679
Unitrontech Co., Ltd. 28,841 104,183
Value Added Technology Co.,
Ltd. 10,699 176,378
*VICTEK Co., Ltd. 4,740 17,157
*<Vidente Co., Ltd. 249,319 112,555
Vieworks Co., Ltd. 7,699 133,617
*Vina Tech Co., Ltd. 962 25,026
VIOL Co., Ltd. 18,256 110,991
Vitzro Tech Co., Ltd. 15,373 76,531
Vitzrocell Co., Ltd. 15,364 209,084
*VM, Inc. 4,941 30,290
*VT Co., Ltd. 20,970 516,652
Webcash Corp. 9,832 51,012
*Wellbiotec Co., Ltd. 33,453 13,212
Winix, Inc. 2,239 9,410
WiSoL Co., Ltd. 30,147 133,914
Won Tech Co., Ltd. 23,609 98,542
*WONIK IPS Co., Ltd. 16,718 337,389
Wonik Materials Co., Ltd. 10,518 165,773
*WONIK PNE Co., Ltd. 4,771 9,870
Wonik QnC Corp. 7,632 133,283
Woojin, Inc. 11,168 63,771
*Woongjin Co., Ltd. 28,698 18,716
*Woongjin Thinkbig Co., Ltd. 44,417 56,390
*Wooree Bio Co., Ltd. 58,987 149,177
Woori Financial Group, Inc. 503,628 5,631,145
#Woori Financial Group, Inc.,
ADR 11,270 379,348
*Woori Technology, Inc. 69,464 109,230
Woory Industrial Co., Ltd. 7,793 66,297
*Woosu AMS Co., Ltd. 20,948 48,120
Worldex Industry & Trading
Co., Ltd. 16,300 222,767
*Wysiwyg Studios Co., Ltd. 70,596 62,667
Y G-1 Co., Ltd. 27,178 100,440
*Y2 Solution Co., Ltd. 24,627 47,648
*YC Corp. 21,581 194,698
Y-Entec Co., Ltd. 10,924 52,087
YG Entertainment, Inc. 8,330 230,584
*YG PLUS 9,234 38,207
*YMT Co., Ltd. 4,383 26,457
Youlchon Chemical Co., Ltd. 3,275 68,110
Youngone Corp. 26,574 814,551
Youngone Holdings Co., Ltd. 3,283 209,827
Yuanta Securities Korea Co.,
Ltd. 79,350 164,738
Yuhan Corp. 6,045 607,566
*Yulho Co., Ltd. 8,670 11,466
*Yungjin Pharmaceutical Co.,
Ltd. 43,628 76,191
Zeus Co., Ltd. 17,061 169,868
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Zinus, Inc. 16,132 $ 282,895
TOTAL KOREA, REPUBLIC
OF 436,824,457
KUWAIT — (0.6%)
A'ayan Leasing & Investment
Co. KSCP 1,067,760 550,069
*Acico Industries Co. KSC 217,872 58,180
Agility Public Warehousing Co.
KSC 226,714 184,062
Al Ahli Bank of Kuwait KSCP 255,217 233,831
ALAFCO Aviation Lease &
Finance Co. KSCP 21,161 34,498
Al-Eid Food KSC 39,808 30,372
Ali Alghanim Sons Automotive
Co. KSCC 112,352 384,642
*Arabi Group Holding KSC 58,768 73,005
Boubyan Bank KSCP 106,220 193,253
Boursa Kuwait Securities Co.
KPSC 59,578 413,763
Burgan Bank SAK 163,223 98,455
Combined Group Contracting
Co. SAK 102,373 211,288
Commercial Real Estate Co.
KSC 1,243,653 596,078
Gulf Bank KSCP 1,058,092 1,083,277
Gulf Cables & Electrical
Industries Group Co. KSCP 91,146 493,324
Heavy Engineering & Ship
Building Co. KSCP 98,395 259,542
Humansoft Holding Co. KSC 90,261 768,116
*IFA Hotels & Resorts - KPSC 81,925 398,005
Integrated Holding Co. KCSC 126,666 211,041
*Jazeera Airways Co. KSCP 114,277 385,643
*Kuwait Cement Co. KSC 271,242 169,802
Kuwait Finance House KSCP 2,864,448 6,733,834
Kuwait Insurance Co. SAK 2,949 5,625
Kuwait International Bank
KSCP 1,284,678 800,044
Kuwait Real Estate Co. KSC 606,865 472,907
Kuwait Telecommunications
Co. 192,285 352,345
Mabanee Co. KPSC 263,107 716,317
Mezzan Holding Co. KSCC 122,687 391,622
Mobile Telecommunications
Co. KSCP 1,933,819 2,875,192
National Bank of Kuwait SAKP 2,246,505 6,226,049
*Rasiyat Holding Co. 25,312 29,628
Salhia Real Estate Co. KSCP 298,453 419,411
*Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC, Class A 405,102 204,731
*Warba Bank KSCP 1,111,077 691,933
TOTAL KUWAIT 26,749,884
MALAYSIA — (1.8%)
#Able Global BHD 238,400 105,617
#Aeon Co. M BHD 955,900 318,706
#*AFFIN Bank BHD 535,466 368,064
Ajinomoto Malaysia BHD 18,700 62,689

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
MALAYSIA — (Continued)
Alliance Bank Malaysia BHD 892,300 $ 896,579
Allianz Malaysia BHD 40,500 190,523
AME Elite Consortium BHD 382,700 138,957
AMMB Holdings BHD 1,059,200 1,233,597
Ancom Nylex BHD 470,789 110,736
Aurelius Technologies BHD 67,800 43,197
Axiata Group BHD 1,969,500 1,016,458
#*Bahvest Resources BHD 456,500 83,919
#Bank Islam Malaysia BHD 803,100 497,009
Batu Kawan BHD 100 454
#*Berjaya Corp. BHD 1,875,736 137,071
#*Berjaya Food BHD 680,493 68,376
#*Berjaya Land BHD 1,412,700 106,461
#Bermaz Auto BHD 809,300 380,717
#British American Tobacco
Malaysia BHD 96,600 159,051
*Bumi Armada BHD 3,886,700 443,789
Bursa Malaysia BHD 413,500 852,684
Cahya Mata Sarawak BHD 562,700 178,615
Cape Ems Manufacturing M
Sdn BHD 206,500 14,619
#Carlsberg Brewery Malaysia
BHD 103,500 458,529
CCK Consolidated Holdings
BHD 40,800 14,628
CELCOMDIGI BHD 749,700 583,804
#*Chin Hin Group BHD 96,200 57,338
CIMB Group Holdings BHD 4,075,440 7,436,119
*Coastal Contracts BHD 43,800 15,904
#CTOS Digital BHD 516,700 136,874
D&O Green Technologies BHD 106,700 56,042
#Datasonic Group BHD 514,800 45,261
Dayang Enterprise Holdings
BHD 805,000 391,562
#Dialog Group BHD 872,200 412,298
#DRB-Hicom BHD 1,223,500 293,372
Dufu Technology Corp. BHD 130,700 50,740
Duopharma Biotech BHD 272,294 78,349
Dutch Lady Milk Industries
BHD 18,000 123,891
#*Eastern & Oriental BHD 1,449,900 288,060
Eco World Development
Group BHD 747,100 305,391
*Ecofirst Consolidated BHD 2,200 191
*Econpile Holdings BHD 344,600 31,084
#*Ekovest BHD 1,670,000 129,664
Farm Fresh BHD 665,000 276,387
#FGV Holdings BHD 69,500 17,776
#Formosa Prosonic Industries
BHD 207,300 136,338
Fraser & Neave Holdings BHD 59,500 419,856
Frontken Corp. BHD 1,153,500 1,014,153
*Gadang Holdings BHD 343,100 25,072
Gamuda BHD 1,395,278 2,721,095
Gas Malaysia BHD 194,800 166,374
#Genetec Technology BHD 72,000 11,345
Genting BHD 1,427,000 1,287,200
#Genting Malaysia BHD 1,672,700 859,460
Genting Plantations BHD 186,200 225,362
Shares Value †
MALAYSIA — (Continued)
Globetronics Technology BHD 410,800 $ 48,782
#*Greatech Technology BHD 741,400 372,478
#Guan Chong BHD 122,300 75,408
HAP Seng Consolidated BHD 222,100 197,805
Hap Seng Plantations Holdings
BHD 291,000 122,939
Hartalega Holdings BHD 4,209,100 3,056,620
Heineken Malaysia BHD 66,300 343,688
#*Hengyuan Refining Co. BHD 168,200 92,570
#Hextar Global BHD 197,400 40,345
#Hiap Teck Venture BHD 1,445,300 100,666
#Hibiscus Petroleum BHD 1,263,500 577,072
Hong Leong Bank BHD 23,600 110,482
Hong Leong Financial Group
BHD 35,200 149,996
Hong Leong Industries BHD 10,300 31,613
HSS Engineers BHD 125,200 33,166
Hume Cement Industries BHD 44,100 34,543
Hup Seng Industries BHD 289,100 70,641
IGB BHD 1,200 726
IHH Healthcare BHD 278,800 461,589
#IJM Corp. BHD 862,000 596,451
#Inari Amertron BHD 1,045,400 687,543
IOI Corp. BHD 511,500 440,364
IOI Properties Group BHD 601,700 313,285
*Iris Corp. BHD 108,700 8,192
*Iskandar Waterfront City BHD 353,700 43,617
#*JAKS Resources BHD 1,315,500 37,551
#Jaya Tiasa Holdings BHD 827,100 234,210
Karex BHD 64,000 12,277
#Kelington Group BHD 456,700 322,266
#Kenanga Investment Bank
BHD 716,000 147,974
Kerjaya Prospek Group BHD 273,800 126,302
#Kim Loong Resources BHD 145,000 78,808
KPJ Healthcare BHD 1,243,200 593,352
Kretam Holdings BHD 1,500 206
#*KSL Holdings BHD 525,300 214,726
#Kuala Lumpur Kepong BHD 146,006 713,526
#Lagenda Properties BHD 683,800 209,247
LBS Bina Group BHD 970,300 124,085
#Leong Hup International BHD 1,523,900 238,381
#Lii Hen Industries BHD 319,700 56,581
Ω#*Lotte Chemical Titan
Holding BHD 229,600 49,286
LPI Capital BHD 106,100 327,095
Magnum BHD 689,700 185,852
Mah Sing Group BHD 1,537,700 603,984
Malakoff Corp. BHD 977,800 187,566
Malayan Banking BHD 1,630,784 3,910,307
#Malayan Flour Mills BHD 818,500 122,429
Malaysia Airports Holdings
BHD 670,007 1,551,466
#Malaysia Smelting Corp. BHD 225,400 119,417
Malaysian Pacific Industries
BHD 53,800 319,434
Malaysian Resources Corp.
BHD 2,294,500 290,808
Matrix Concepts Holdings BHD 960,900 463,005

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
MALAYSIA — (Continued)
#Maxis BHD 738,900 $ 610,829
#MBSB BHD 2,180,800 368,530
#Mega First Corp. BHD 471,700 443,801
Mi Technovation BHD 124,600 54,347
MISC BHD 201,500 346,033
#MKH BHD 282,400 76,743
MKH Oil Palm East Kalimantan
BHD 31,985 4,456
#MNRB Holdings BHD 564,800 286,334
MPHB Capital BHD 62,500 23,264
ΩMR DIY Group M BHD 1,267,500 633,895
*Muhibbah Engineering M
BHD 527,700 112,072
My EG Services BHD 6,014,453 1,146,853
#Nationgate Holdings BHD 455,000 219,240
#Nestle Malaysia BHD 22,300 509,147
#OCK Group BHD 1,105,900 121,222
PA Resources BHD 588,200 39,625
Padini Holdings BHD 242,800 194,062
Panasonic Manufacturing
Malaysia BHD 10,800 45,232
#Pantech Group Holdings BHD 816,800 170,672
#Paramount Corp. BHD 338,800 79,690
PBA Holdings BHD 46,400 25,218
Pecca Group BHD 208,700 60,527
Pentamaster Corp. BHD 176,100 154,826
Perak Transit BHD 727,400 122,922
#*Perdana Petroleum BHD 844,200 53,016
Petron Malaysia Refining &
Marketing BHD 113,300 111,515
#Petronas Chemicals Group
BHD 397,900 492,491
Petronas Dagangan BHD 93,100 382,265
Petronas Gas BHD 109,100 430,520
PIE Industrial BHD 94,300 112,195
Power Root BHD 112,200 36,384
PPB Group BHD 118,800 378,728
Press Metal Aluminium
Holdings BHD 814,400 883,398
Public Bank BHD 5,203,100 5,251,816
QES Group BHD 339,100 39,106
QL Resources BHD 812,400 890,505
#*Ranhill Utilities BHD 424,311 118,214
#REDtone Digital BHD 260,200 60,014
RGB International BHD 525,000 44,959
RHB Bank BHD 1,151,292 1,685,266
Sam Engineering & Equipment
M BHD 32,875 32,132
*Sapura Energy BHD 23,700 189
Sarawak Oil Palms BHD 348,250 252,102
#Scientex BHD 419,200 426,954
SD Guthrie BHD 673,000 706,965
SFP Tech Holdings BHD 438,500 61,084
Sime Darby BHD 2,449,000 1,297,483
#Sime Darby Property BHD 2,397,800 783,022
#SKP Resources BHD 891,300 213,717
#*Solarvest Holdings BHD 305,900 111,770
Southern Cable Group BHD 50,900 10,578
SP Setia BHD Group 2,502,100 811,368
Shares Value †
MALAYSIA — (Continued)
Sports Toto BHD 500,431 $ 173,705
Sunway BHD 703,000 701,555
Sunway Construction Group
BHD 181,200 185,379
Syarikat Takaful Malaysia
Keluarga BHD 245,700 222,190
#Ta Ann Holdings BHD 336,100 328,501
Taliworks Corp. BHD 253,500 44,865
Telekom Malaysia BHD 373,230 553,154
Tenaga Nasional BHD 401,000 1,285,691
Thong Guan Industries BHD 295,500 101,897
#TIME dotCom BHD 294,600 327,632
#*Top Glove Corp. BHD 5,576,900 1,362,705
#*Tropicana Corp. BHD 293,500 86,462
#TSH Resources BHD 1,185,900 292,480
Uchi Technologies BHD 272,300 240,027
UEM Sunrise BHD 1,820,400 403,240
#Unisem M BHD 223,200 154,441
United Plantations BHD 71,300 437,341
#UOA Development BHD 242,500 105,218
*Uzma BHD 561,600 104,522
#Velesto Energy BHD 6,596,300 286,206
ViTrox Corp. BHD 178,200 132,256
VS Industry BHD 1,465,000 326,187
#*Wasco BHD 272,300 68,401
#*WCT Holdings BHD 984,500 203,465
#Wellcall Holdings BHD 329,600 114,408
Westports Holdings BHD 319,800 307,458
#Yinson Holdings BHD 1,025,102 632,057
YTL Corp. BHD 2,336,500 1,061,803
YTL Power International BHD 641,600 455,669
TOTAL MALAYSIA 76,954,340
MEXICO — (1.5%)
#Alpek SAB de CV 223,762 145,072
Alsea SAB de CV 382,974 924,749
America Movil SAB de CV,
ADR 266,487 4,194,506
America Movil SAB de CV,
Class B 2,529,418 1,995,912
Arca Continental SAB de CV 178,666 1,527,614
*Axtel SAB de CV 129,984 7,655
ΩBanco del Bajio SA 990,403 2,198,698
#Becle SAB de CV 80,552 105,735
Bolsa Mexicana de Valores
SAB de CV 417,793 682,281
Cemex SAB de CV 843,134 443,533
Cemex SAB de CV,
Sponsored ADR 704,631 3,678,174
*Cia Minera Autlan SAB de
CV, Class B 11,147 4,437
Coca-Cola Femsa SAB de CV 18,404 152,956
Coca-Cola Femsa SAB de CV,
Sponsored ADR 13,175 1,098,400
*Consorcio ARA SAB de CV 142,400 22,530
Corp Inmobiliaria Vesta SAB
de CV 390,106 1,018,100
Corp Inmobiliaria Vesta SAB
de CV, ADR 1,570 40,914

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
MEXICO — (Continued)
Corporativo Fragua SAB de
CV 242 $ 10,629
El Puerto de Liverpool SAB de
CV, Class C 71,969 379,314
Fomento Economico Mexicano
SAB de CV 117,137 1,135,532
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 11,338 1,098,539
GCC SAB de CV 129,361 1,056,530
Genomma Lab Internacional
SAB de CV, Class B 1,139,896 1,520,165
Gentera SAB de CV 1,859,482 2,370,292
Gruma SAB de CV, Class B 146,491 2,527,109
Grupo Aeroportuario del
Centro Norte SAB de CV 77,046 644,524
Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 15,718 1,053,892
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 17,654 3,073,385
Grupo Aeroportuario del
Sureste SAB de CV, Class B 4,075 108,845
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 7,615 2,050,567
#Grupo Bimbo SAB de CV,
Class A 311,327 965,866
Grupo Carso SAB de CV,
Class A 97,601 586,064
Grupo Comercial Chedraui SA
de CV 153,324 968,874
Grupo Financiero Banorte SAB
de CV, Class O 773,827 5,381,180
*Grupo Financiero Inbursa
SAB de CV, Class O 486,313 1,090,539
Grupo Herdez SAB de CV 115,660 302,138
Grupo Industrial Saltillo SAB
de CV 25,377 21,709
Grupo Mexico SAB de CV,
Class B 1,047,061 5,470,993
#Grupo Rotoplas SAB de CV 203,313 209,848
Ω*Grupo Traxion SAB de CV 23,438 25,478
*Hoteles City Express SAB
de CV 16,200 3,792
#*Industrias Penoles SAB de
CV 81,282 1,275,092
Kimberly-Clark de Mexico SAB
de CV, Class A 541,629 776,652
KUO SAB De CV, Series B 100 205
La Comer SAB de CV 316,720 572,075
Megacable Holdings SAB de
CV 769,056 1,685,045
*Minera Frisco SAB de CV 4,300 837
#*Ollamani SAB 10,583 17,959
Operadora De Sites
Mexicanos SAB de CV 20,900 18,286
#Orbia Advance Corp. SAB
de CV 1,008,333 923,987
Shares Value †
MEXICO — (Continued)
Organizacion Cultiba SAB de
CV 100 $ 51
Organizacion Soriana SAB de
CV, Class B 300 424
Promotora y Operadora de
Infraestructura SAB de CV 191,149 1,665,064
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 15 101
Qualitas Controladora SAB
de CV 280,743 1,961,530
Regional SAB de CV 176,313 1,118,192
*Vista Energy SAB de CV,
Sponsored ADR 22,878 1,140,697
Wal-Mart de Mexico SAB de
CV 1,010,030 2,773,600
TOTAL MEXICO 64,226,867
PERU — (0.0%)
Cementos Pacasmayo SAA,
ADR 1,755 11,407
Credicorp, Ltd. 10,949 2,016,039
Intercorp Financial Services,
Inc. 1,749 47,346
TOTAL PERU 2,074,792
PHILIPPINES — (0.5%)
*8990 Holdings, Inc. 2,100 311
Aboitiz Equity Ventures, Inc. 425,970 255,831
Aboitiz Power Corp. 384,700 248,257
ACEN Corp. 3,541,725 302,915
Alliance Global Group, Inc. 1,700,700 269,548
Apex Mining Co., Inc. 3,063,000 224,019
Ayala Corp. 41,960 498,234
Ayala Land, Inc. 1,042,800 586,811
Bank of the Philippine Islands 473,204 1,166,113
BDO Unibank, Inc. 1,486,202 3,907,962
*Bloomberry Resorts Corp. 2,572,800 340,915
*Cebu Air, Inc. 110,500 62,371
Century Pacific Food, Inc. 767,900 555,013
China Banking Corp. 434,900 437,445
Converge Information and
Communications Technology
Solutions, Inc. 2,211,500 612,720
D&L Industries, Inc. 1,267,900 136,368
DigiPlus Interactive Corp. 138,700 47,976
*DITO CME Holdings Corp. 2,900,000 88,332
DMCI Holdings, Inc. 2,455,400 473,249
*DoubleDragon Corp. 263,000 47,250
East West Banking Corp. 203,500 35,580
Emperador, Inc. 159,300 51,099
Filinvest Land, Inc. 932,000 12,831
First Philippine Holdings Corp. 60 62
Ginebra San Miguel, Inc. 28,810 123,847
*Global Ferronickel Holdings,
Inc. 1,084,000 26,303
Globe Telecom, Inc. 11,890 439,097
GT Capital Holdings, Inc. 60,440 748,869
International Container
Terminal Services, Inc. 373,610 2,546,026

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
PHILIPPINES — (Continued)
JG Summit Holdings, Inc. 90,570 $ 37,874
Jollibee Foods Corp. 170,370 777,527
Keepers Holdings, Inc. (The) 270,000 9,618
LT Group, Inc. 1,480,000 262,330
MacroAsia Corp. 218,300 27,950
Manila Electric Co. 56,810 479,038
Manila Water Co., Inc. 712,200 321,722
*Megaworld Corp. 9,108,000 362,063
Metropolitan Bank & Trust Co. 596,110 779,631
ΩMonde Nissin Corp. 217,300 40,760
Nickel Asia Corp. 3,402,000 200,221
Petron Corp. 853,000 36,991
Philex Mining Corp. 1,117,100 63,439
*Philippine National Bank 95,000 44,304
Philippine Seven Corp. 25,390 31,896
PLDT, Inc. 13,870 341,320
PLDT, Inc., Sponsored ADR 11,049 265,397
Puregold Price Club, Inc. 951,800 533,964
Rizal Commercial Banking
Corp. 3,700 1,713
Robinsons Land Corp. 2,268,000 600,273
Robinsons Retail Holdings,
Inc. 198,840 133,450
San Miguel Corp. 201,010 307,171
Security Bank Corp. 316,120 500,754
Semirara Mining & Power
Corp. 500,800 280,090
Shakey's Pizza Asia Ventures,
Inc. 4,200 665
*Shell Pilipinas Corp. 26,500 4,241
SM Investments Corp. 33,030 534,869
SM Prime Holdings, Inc. 547,600 288,830
STI Education Systems
Holdings, Inc. 604,000 12,785
Synergy Grid & Development
Phils, Inc. 910,200 147,236
Union Bank of the Philippines 166,810 109,226
Universal Robina Corp. 330,640 555,903
*Vista Land & Lifescapes, Inc. 522,000 14,732
Wilcon Depot, Inc. 1,006,200 278,778
TOTAL PHILIPPINES 22,632,115
POLAND — (0.8%)
*11 bit studios SA 739 47,568
AB SA 8,623 196,202
*Action SA 10,394 43,514
*Agora SA 10,760 26,013
Alior Bank SA 104,927 2,287,965
Ω*Allegro.eu SA 29,980 262,686
*AmRest Holdings SE 48,005 251,511
Apator SA 56 261
Arctic Paper SA 32,659 141,369
#ASBISc Enterprises PLC 40,586 184,288
Asseco Poland SA 48,986 1,101,152
Asseco South Eastern Europe
SA 28 349
Auto Partner SA 63,202 335,862
Bank Handlowy w Warszawie
SA 14,207 318,295
Shares Value †
POLAND — (Continued)
*Bank Millennium SA 390,934 $ 810,016
*Bank Ochrony Srodowiska SA 5,707 15,662
Bank Polska Kasa Opieki SA 65,701 2,298,109
Benefit Systems SA 1,226 735,624
BNPP Bank Polska SA 852 18,366
Boryszew SA 25,542 34,156
Budimex SA 9,115 1,139,318
*CCC SA 41,229 1,814,479
CD Projekt SA 7,077 283,825
#Celon Pharma SA 7,845 54,411
#*Cognor Holding SA 124,142 192,027
Creepy Jar SA 110 9,825
Cyber Folks SA 6,097 181,015
*Cyfrowy Polsat SA 20,194 63,431
#*Datawalk SA 376 3,771
Develia SA 284,828 402,917
Ω*Dino Polska SA 14,144 1,170,492
Dom Development SA 6,069 287,990
*Echo Investment SA 256 280
*Enea SA 304,935 847,507
Erbud SA 16 128
Eurocash SA 17,606 37,863
*Fabryki Mebli Forte SA 12 63
Ferro SA 52 440
Globe Trade Centre SA 60 68
#*Grenevia SA 137,945 64,288
*Grupa Azoty SA 22,024 113,521
Grupa Kety SA 9,216 1,564,664
Grupa Pracuj SA 1,624 20,826
Ω*HUUUGE, Inc. 17,357 70,585
ING Bank Slaski SA 5,087 315,383
Inter Cars SA 2,677 314,572
KGHM Polska Miedz SA 55,643 2,074,708
#LPP SA 429 1,553,014
*mBank SA 7,267 1,018,562
Mirbud SA 56,554 155,488
Mo-BRUK SA 2,650 184,790
*Mostostal Zabrze SA 38,699 43,061
Neuca SA 1,144 230,045
NEWAG SA 20 171
Orange Polska SA 223,286 432,734
ORLEN SA 322,824 4,195,375
PCC Rokita SA 1,784 35,607
*PGE Polska Grupa
Energetyczna SA 367,963 632,703
*PKP Cargo SA 30,129 124,028
PlayWay SA 714 48,809
Powszechna Kasa
Oszczednosci Bank Polski SA 173,158 2,410,612
Powszechny Zaklad
Ubezpieczen SA 216,167 2,141,068
Santander Bank Polska SA 4,843 540,944
*Selvita SA 3,154 42,256
Synektik SA 5,195 231,482
*Tauron Polska Energia SA 1,200,047 1,109,270
*TEN Square Games SA 743 14,839
Torpol SA 16,220 124,234
Unimot SA 2,765 99,888

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
POLAND — (Continued)
#Votum SA 2,648 $ 22,363
VRG SA 42,352 34,129
Warsaw Stock Exchange 8,754 93,039
Wirtualna Polska Holding SA 6,726 124,176
Ω#XTB SA 70,721 1,145,101
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 4,237 63,002
*Zespol Elektrowni Patnow
Adamow Konin SA 17,436 71,080
TOTAL POLAND 37,059,235
QATAR — (0.8%)
*Aamal Co. 1,680,421 404,759
Ahli Bank QSC 216 219
Al Khaleej Takaful Group QSC 193,773 121,980
Al Meera Consumer Goods
Co. QSC 83,001 337,384
Baladna 1,161,268 432,166
Barwa Real Estate Co. 1,549,476 1,215,409
Commercial Bank PSQC (The) 876,404 1,022,993
Doha Bank QPSC 2,121,601 1,044,776
Doha Insurance Co. QSC 7,692 5,448
*Estithmar Holding QPSC 1,243,442 585,692
Gulf International Services
QSC 1,432,487 1,247,181
Gulf Warehousing Co. 480,483 431,524
Industries Qatar QSC 106,979 392,246
*Lesha Bank LLC 1,349,144 511,348
Mannai Corp. QSC 169,090 177,821
Masraf Al Rayan QSC 2,180,616 1,420,605
Mazaya Real Estate
Development QPSC 441,654 75,449
Medicare Group 226,243 296,645
Mesaieed Petrochemical
Holding Co. 1,138,128 494,512
Ooredoo QPSC 464,707 1,460,107
Qatar Aluminum Manufacturing
Co. 4,831,470 1,702,493
Qatar Electricity & Water Co.
QSC 140,885 627,617
Qatar Fuel QSC 134,575 566,612
Qatar Gas Transport Co., Ltd. 1,789,492 2,103,550
Qatar Industrial Manufacturing
Co. QSC 175,511 122,776
Qatar Insurance Co. SAQ 761,330 453,118
Qatar International Islamic
Bank QSC 245,205 706,454
Qatar Islamic Bank QPSC 199,217 1,121,656
Qatar Islamic Insurance Group 72,566 168,909
Qatar National Bank QPSC 2,347,451 11,186,013
Qatar National Cement Co.
QSC 255,866 258,325
QLM Life & Medical Insurance
Co. WLL 112,992 63,711
Salam International
Investment, Ltd. QSC 1,018,947 195,338
United Development Co. QSC 1,579,596 496,308
Vodafone Qatar QSC 2,487,253 1,270,610
*Widam Food Co. 74,413 51,707
Shares Value †
QATAR — (Continued)
Zad Holding Co. 45,229 $ 170,556
TOTAL QATAR 32,944,017
SAUDI ARABIA — (3.7%)
*Abdul Mohsen Al-Hokair
Tourism and Development Co. 121,778 92,735
Abdullah Al Othaim Markets
Co. 398,314 1,251,459
ACWA Power Co. 16,830 2,062,243
*Advanced Petrochemical Co. 85,586 828,355
Al Babtain Power &
Telecommunication Co. 69,218 825,669
Al Hammadi Holding 8,374 89,076
*Al Hassan Ghazi Ibrahim
Shaker Co. 30,309 211,034
Al Jouf Agricultural
Development Co. 18,237 332,624
*Al Jouf Cement Co. 37,452 100,917
*Al Khaleej Training and
Education Co. 27,051 194,111
Al Masane Al Kobra Mining
Co. 22,984 454,087
*Al Moammar Information
Systems Co. 14,207 711,163
Al Rajhi Bank 632,962 14,830,965
*Al Rajhi Co. for Co-operative
Insurance 14,104 672,960
*Al Sagr Cooperative
Insurance Co. 10,778 51,598
*Al Yamamah Steel Industries
Co. 17,344 153,781
Alamar Foods 12,771 262,513
Alandalus Property Co. 28,735 195,102
Alaseel Co. 196,773 256,727
Al-Dawaa Medical Services
Co. 3,512 82,477
Aldrees Petroleum and
Transport Services Co. 59,818 2,204,332
Al-Etihad Cooperative
Insurance Co. 37,259 210,318
Alinma Bank 453,122 3,390,241
AlJazira Takaful Ta'awuni Co. 51,915 227,250
*AlKhorayef Water & Power
Technologies Co. 12,395 530,031
*Allianz Saudi Fransi
Cooperative Insurance Co. 54,747 216,032
Almarai Co. JSC 124,317 1,823,859
Almunajem Foods Co. 18,563 577,298
*Al-Omran Industrial & Trading
Co. 6,343 67,978
*Alujain Corp. 42,164 454,119
*Anaam International Holding
Group Co. 237,660 79,100
Arab National Bank 328,475 1,656,500
*Arabia Insurance Cooperative
Co. 36,767 123,545
Arabian Cement Co. 25,551 171,442
*Arabian Contracting Services
Co. 13,387 626,630
Arabian Drilling Co. 9,120 267,114

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Arabian Internet &
Communications Services Co. 11,859 $ 805,820
*Arabian Pipes Co. 6,616 231,120
*Arabian Shield Cooperative
Insurance Co. 65,064 332,275
Arriyadh Development Co. 95,973 769,174
*ARTEX Industrial Investment
Co. 38,678 163,540
Astra Industrial Group 34,602 1,639,949
Ataa Educational Co. 9,693 198,728
Bank AlBilad 203,717 1,996,109
*Bank Al-Jazira 666,295 2,916,604
Banque Saudi Fransi 123,469 1,025,703
*Basic Chemical Industries,
Ltd. 12,208 98,166
*Batic Investments and
Logistic Co. 147,172 153,219
Bawan Co. 43,413 514,386
BinDawood Holding Co. 142,514 270,176
Bupa Arabia for Cooperative
Insurance Co. 44,472 2,384,818
*Buruj Cooperative Insurance
Co. 16,464 82,239
Catrion Catering Holding Co. 41,663 1,320,099
ΩCenomi Centers 84,018 460,838
*Chubb Arabia Cooperative
Insurance Co. 16,140 214,873
City Cement Co. 53,426 250,081
Co. for Cooperative Insurance
(The) 34,581 1,292,748
Dallah Healthcare Co. 17,666 750,724
*Dar Al Arkan Real Estate
Development Co. 810,014 3,593,161
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 33,495 2,552,459
East Pipes Integrated Co. for
Industry 15,034 666,897
Eastern Province Cement Co. 34,169 316,152
Electrical Industries Co. 612,514 1,299,821
*Emaar Economic City 343,029 784,573
Etihad Etisalat Co. 525,852 7,252,745
*Fitaihi Holding Group 136,594 147,298
Gulf Insurance Group 20,149 164,971
*Gulf Union Cooperative
Insurance Co. 44,472 188,749
*Herfy Food Services Co. 22,799 148,363
Jarir Marketing Co. 268,028 944,881
*Jazan Development and
Investment Co. 20,441 74,020
L'Azurde Co. for Jewelry 56,596 205,546
Leejam Sports Co. JSC 31,587 1,597,979
*Liva Insurance Co. 17,221 77,400
*Malath Cooperative Insurance
Co. 32,950 130,898
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 72,226 411,544
*Methanol Chemicals Co. 29,884 137,497
*Middle East Healthcare Co. 55,609 1,070,514
Shares Value †
SAUDI ARABIA — (Continued)
*Middle East Paper Co. 183,094 $ 1,950,039
*Middle East Specialized
Cables Co. 25,325 264,666
Mobile Telecommunications
Co. 924,181 2,598,544
Mouwasat Medical Services
Co. 52,742 1,321,464
Nahdi Medical Co. 16,635 546,571
*Najran Cement Co. 85,650 209,125
*Nama Chemicals Co. 10,093 68,528
*Naseej International Trading
Co. 7,078 143,041
*National Agriculture
Development Co. (The) 160,316 1,131,180
National Co. for Glass
Industries (The) 20,103 292,255
National Co. for Learning &
Education 5,985 349,312
National Gas &
Industrialization Co. 21,337 618,118
*National Gypsum 14,054 85,094
*National Industrialization Co. 437,285 1,243,498
National Medical Care Co. 16,802 853,588
*National Metal Manufacturing
& Casting Co. 22,420 108,288
Northern Region Cement Co. 77,386 185,032
*Perfect Presentation For
Commercial Services Co. 21,950 86,965
Qassim Cement Co. (The) 8,556 119,147
*Rabigh Refining &
Petrochemical Co. 250,268 543,757
Retal Urban Development Co. 174,792 674,837
Riyad Bank 550,085 3,771,518
Riyadh Cables Group Co. 3,116 84,793
Riyadh Cement Co. 15,395 115,595
SABIC Agri-Nutrients Co. 122,027 3,697,493
Sahara International
Petrochemical Co. 237,899 1,665,933
*Saudi Arabian Amiantit Co. 33,365 306,492
*Saudi Arabian Mining Co. 302,190 4,538,040
ΩSaudi Arabian Oil Co. 1,091,630 7,847,807
Saudi Aramco Base Oil Co. 25,605 799,027
Saudi Automotive Services Co. 42,126 908,541
Saudi Awwal Bank 355,993 3,203,814
Saudi Basic Industries Corp. 122,021 2,361,990
Saudi Cement Co. 32,351 346,276
*Saudi Ceramic Co. 55,149 478,701
Saudi Chemical Co. Holding 606,995 1,881,253
*Saudi Co. For Hardware
CJSC 1,382 12,235
Saudi Electricity Co. 213,417 931,927
Saudi Ground Services Co. 47,514 669,247
*Saudi Industrial Development
Co. 1,250 9,369
Saudi Industrial Investment
Group 149,995 712,493
Saudi Investment Bank (The) 183,891 645,335
*Saudi Kayan Petrochemical
Co. 643,022 1,332,032

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
*Saudi Marketing Co. 30,958 $ 183,323
Saudi National Bank (The) 956,011 8,438,311
Saudi Paper Manufacturing
Co. 22,311 405,741
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 31,770 283,381
*Saudi Printing & Packaging
Co. 17,654 63,646
*Saudi Public Transport Co. 132,849 781,735
*Saudi Real Estate Co. 84,343 578,276
*Saudi Reinsurance Co. 45,799 453,027
*Saudi Research & Media
Group 24,424 1,945,752
Saudi Steel Pipe Co. 5,023 95,359
Saudi Tadawul Group Holding
Co. 6,048 384,552
Saudi Telecom Co. 1,058,167 11,875,746
Saudia Dairy & Foodstuff Co. 9,759 932,844
*Savola Group (The) 454,908 3,125,017
*Scientific & Medical
Equipment House Co. 18,481 270,643
*Seera Group Holding 176,160 1,078,808
*Sinad Holding Co. 64,205 244,121
Southern Province Cement Co. 40,988 361,238
Sumou Real Estate Co. 8,092 85,968
Sustained Infrastructure
Holding Co. 68,223 549,497
*Tabuk Agriculture 5,223 22,891
Tabuk Cement Co. 44,258 145,417
Taiba Investments Co. 4,324 51,924
*Takween Advanced Industries
Co. 36,484 112,686
Tanmiah Food Co. 5,006 181,542
Theeb Rent A Car Co. 18,477 382,262
*Umm Al-Qura Cement Co. 27,657 129,017
United Electronics Co. 38,203 1,027,373
United International
Transportation Co. 51,216 1,172,771
United Wire Factories Co. 12,979 107,130
*Walaa Cooperative Insurance
Co. 59,006 347,843
*Wataniya Insurance Co. 20,279 149,027
Yamama Cement Co. 80,361 685,776
Yanbu Cement Co. 43,981 269,341
Yanbu National Petrochemical
Co. 98,748 1,046,455
Zahrat Al Waha For Trading
Co. 16,548 149,587
*Zamil Industrial Investment
Co. 22,412 165,895
TOTAL SAUDI ARABIA 163,919,124
SOUTH AFRICA — (2.9%)
Absa Group, Ltd. 399,146 3,807,013
Adcock Ingram Holdings, Ltd. 63,678 250,138
Advtech, Ltd. 479,771 848,283
AECI, Ltd. 157,328 862,456
African Rainbow Minerals, Ltd. 123,484 1,240,358
Afrimat, Ltd. 106,039 398,366
Shares Value †
SOUTH AFRICA — (Continued)
Alexander Forbes Group
Holdings, Ltd. 9,907 $ 4,068
Altron, Ltd., Class A 844 877
Anglo American Platinum, Ltd. 24,887 969,861
#Anglogold Ashanti PLC 75,939 2,111,104
Anglogold Ashanti PLC 1,362 37,739
Aspen Pharmacare Holdings,
Ltd. 198,646 2,005,448
*Astral Foods, Ltd. 37,926 368,384
AVI, Ltd. 345,209 2,148,379
Barloworld, Ltd. 330,499 1,544,634
*Bell Equipment, Ltd. 14,090 33,472
Bid Corp., Ltd. 88,652 2,091,696
Bidvest Group, Ltd. (The) 158,400 2,541,299
Capitec Bank Holdings, Ltd. 14,354 2,574,278
Cashbuild, Ltd. 6,369 63,467
City Lodge Hotels, Ltd. 323,490 87,276
Clicks Group, Ltd. 136,714 2,910,121
Coronation Fund Managers,
Ltd. 246,816 558,966
Curro Holdings, Ltd. 201,363 145,328
*DataTec, Ltd. 298,833 682,178
ΩDis-Chem Pharmacies, Ltd. 399,561 817,202
Discovery, Ltd. 180,564 1,838,832
DRDGOLD, Ltd. 242,259 292,684
#DRDGOLD, Ltd., ADR 888 10,736
Exxaro Resources, Ltd. 188,375 1,764,950
Famous Brands, Ltd. 54,162 191,466
FirstRand, Ltd. 1,872,677 8,166,482
Foschini Group, Ltd. (The) 463,249 4,020,414
Gold Fields, Ltd. 3,094 50,780
#Gold Fields, Ltd., Sponsored
ADR 412,186 6,792,825
Grindrod, Ltd. 735,383 586,476
Harmony Gold Mining Co., Ltd. 122,697 1,309,971
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 346,031 3,750,976
Hudaco Industries, Ltd. 31,470 357,241
Investec, Ltd. 101,198 787,032
Invicta Holdings, Ltd. 144 273
Italtile, Ltd. 384,928 286,301
JSE, Ltd. 47,985 340,238
*KAP, Ltd. 1,473,264 273,320
Kumba Iron Ore, Ltd. 12,676 238,034
Lewis Group, Ltd. 25,109 101,402
Life Healthcare Group
Holdings, Ltd. 1,008,986 910,256
Merafe Resources, Ltd. 1,912,429 155,763
*Metair Investments, Ltd. 80,092 48,563
Momentum Group, Ltd. 2,140,646 3,485,814
Motus Holdings, Ltd. 322,306 2,150,955
Mpact, Ltd. 292 482
Mr Price Group, Ltd. 231,145 3,344,804
MTN Group, Ltd. 830,900 4,113,613
*MultiChoice Group 230,454 1,450,374
*Nampak, Ltd. 406 10,502
Nedbank Group, Ltd. 212,419 3,568,711
NEPI Rockcastle NV 266,554 2,086,147
Netcare, Ltd. 1,451,236 1,213,194

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
Northam Platinum Holdings,
Ltd. 268,435 $ 1,977,127
Oceana Group, Ltd. 123,176 473,406
Old Mutual, Ltd. 4,641,225 3,194,780
Omnia Holdings, Ltd. 158,839 602,923
OUTsurance Group, Ltd. 195,472 663,919
ΩPepkor Holdings, Ltd. 1,162,111 1,501,936
*Pick n Pay Stores, Ltd. 265,182 381,724
PPC, Ltd. 1,528,698 340,671
PSG Financial Services, Ltd. 541,586 572,525
*Rainbow Chicken 404 78
Raubex Group, Ltd. 228,480 612,942
RCL Foods, Ltd. 404 208
Reunert, Ltd. 202,504 919,171
RFG Holdings, Ltd. 6,168 5,927
Sanlam, Ltd. 371,139 1,841,630
Santam, Ltd. 38,045 797,568
Sappi, Ltd. 783,579 2,112,295
Sasol, Ltd. 19,976 110,930
Shoprite Holdings, Ltd. 193,725 3,321,595
*Sibanye Stillwater, Ltd. 2,750,576 3,153,517
#*Sibanye Stillwater, Ltd., ADR 9,154 42,749
Southern Sun, Ltd. 572,516 270,391
*SPAR Group, Ltd. (The) 153,840 1,100,983
Spur Corp., Ltd. 11,983 23,444
Stadio Holdings, Ltd. 116,768 42,599
Standard Bank Group, Ltd. 525,806 7,184,033
Sun International, Ltd. 236,940 608,834
Super Group, Ltd. 382,983 485,011
*Telkom SA SOC, Ltd. 604,828 923,663
Thungela Resources, Ltd. 208,538 1,496,567
Tiger Brands, Ltd. 119,680 1,600,449
#*Transaction Capital, Ltd. 735,180 120,589
Truworths International, Ltd. 388,974 2,458,588
Tsogo Sun, Ltd. 374,570 262,496
Vodacom Group, Ltd. 282,821 1,759,633
*We Buy Cars Pty, Ltd. 157,480 319,770
Wilson Bayly Holmes-Ovcon,
Ltd. 56,015 681,907
Woolworths Holdings, Ltd. 483,371 1,779,833
Zeda, Ltd. 233,236 189,966
TOTAL SOUTH AFRICA 126,738,379
TAIWAN — (19.7%)
104 Corp. 7,000 48,065
91APP, Inc. 63,000 184,831
ABC Taiwan Electronics Corp. 84,950 57,933
#Ability Enterprise Co., Ltd. 265,000 387,906
Ability Opto-Electronics
Technology Co., Ltd. 24,000 166,667
Abnova Corp. 31,000 28,300
#AcBel Polytech, Inc. 725,723 725,950
Accton Technology Corp. 277,000 4,772,285
Acer Cyber Security, Inc. 6,000 43,165
Acer E-Enabling Service
Business, Inc. 14,000 110,112
Acer, Inc. 1,671,000 2,109,611
*ACES Electronic Co., Ltd. 127,000 218,802
*Acon Holding, Inc. 435,000 171,067
Shares Value †
TAIWAN — (Continued)
#Acter Group Corp., Ltd. 101,000 $ 1,122,222
#Action Electronics Co., Ltd. 196,000 107,665
#Actron Technology Corp. 58,968 297,233
#ADATA Technology Co., Ltd. 338,496 905,403
#ADDCN Technology Co., Ltd. 34,893 202,018
#*Adimmune Corp. 203,000 153,644
Adlink Technology, Inc. 66,000 143,165
#Advanced Analog
Technology, Inc. 25,000 60,159
Advanced Ceramic X Corp. 56,000 281,398
Advanced Energy Solution
Holding Co., Ltd. 24,000 385,768
Advanced International
Multitech Co., Ltd. 164,000 406,417
#*Advanced Optoelectronic
Technology, Inc. 126,000 99,101
#Advanced Wireless
Semiconductor Co. 97,000 279,738
Advancetek Enterprise Co.,
Ltd. 282,000 565,056
Advantech Co., Ltd. 77,896 777,988
*AEON Motor Co., Ltd. 10,000 9,894
#Aero Win Technology Corp. 48,000 55,506
Aerospace Industrial
Development Corp. 155,000 214,552
#AIC, Inc. 38,337 375,712
Airtac International Group 58,000 1,618,352
#Alchip Technologies, Ltd. 11,000 700,375
Alexander Marine Co., Ltd. 11,544 99,803
*ALI Corp. 119,000 73,354
#All Ring Tech Co., Ltd. 43,313 614,412
Allied Circuit Co., Ltd. 28,000 126,280
Allied Supreme Corp. 32,000 334,082
#Allis Electric Co., Ltd. 176,912 618,419
Allmind Holdings Corp. 6,000 17,135
#Alltek Technology Corp. 236,000 297,578
#Alltop Technology Co., Ltd. 60,000 514,981
#Alpha Networks, Inc. 171,000 185,463
#Altek Corp. 482,000 503,212
#Amazing Microelectronic
Corp. 87,443 265,277
AMPACS Corp. 100,000 162,609
Ampak Technology, Inc. 29,000 106,804
#Ampire Co., Ltd. 120,000 131,086
#Ample Electronic Technology
Co., Ltd. 29,000 112,235
AMPOC Far-East Co., Ltd. 73,000 262,016
Anderson Industrial Corp. 35,000 23,104
#Anji Technology Co., Ltd. 40,037 41,424
#Anpec Electronics Corp. 116,000 677,029
Aopen, Inc. 19,000 32,200
AP Memory Technology Corp. 8,000 75,281
#Apac Opto Electronics, Inc. 66,000 194,663
#Apacer Technology, Inc. 130,000 195,365
APAQ Technology Co., Ltd. 37,000 171,489
#Apex Biotechnology Corp. 85,000 77,068
#Apex Dynamics, Inc. 9,000 219,663
*Apex International Co., Ltd. 53,000 71,957
#Apex Science & Engineering 145,370 52,858

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#ARBOR Technology Corp. 52,000 $ 64,432
Arcadyan Technology Corp. 192,000 946,816
#Ardentec Corp. 705,000 1,192,603
Argosy Research, Inc. 94,000 460,612
ASE Technology Holding Co.,
Ltd. 1,774,000 8,692,821
#ASE Technology Holding Co.,
Ltd., ADR 30,500 291,580
Asia Cement Corp. 912,000 1,327,865
Asia Electronic Material Co.,
Ltd. 44,000 28,770
Asia Optical Co., Inc. 261,000 834,972
Asia Polymer Corp. 155,000 79,580
#Asia Tech Image, Inc. 75,000 227,294
#Asia Vital Components Co.,
Ltd. 193,788 3,858,825
#ASIX Electronics Corp. 60,000 189,139
ASolid Technology Co., Ltd. 27,000 48,118
#ASPEED Technology, Inc. 14,000 1,835,206
ASROCK, Inc. 34,000 215,949
Asustek Computer, Inc. 144,000 2,584,270
#ATE Energy International
Co., Ltd. 104,000 101,273
#Aten International Co., Ltd. 71,000 175,506
#Auden Techno Corp. 13,239 45,452
AUO Corp. 4,496,800 2,329,803
#AURAS Technology Co., Ltd. 26,000 543,695
Aurora Corp. 27,000 57,219
Avalue Technology, Inc. 66,000 205,787
AVer Information, Inc. 33,000 45,885
#Avermedia Technologies 103,000 128,750
#Axiomtek Co., Ltd. 99,072 307,358
#Azurewave Technologies,
Inc. 99,000 127,921
Bafang Yunji International Co.,
Ltd. 46,000 219,663
Bank of Kaohsiung Co., Ltd. 585,163 212,770
#BenQ Materials Corp. 157,000 158,274
#BES Engineering Corp. 2,156,000 730,106
#Billion Electric Co., Ltd. 46,000 48,168
Bin Chuan Enterprise Co., Ltd. 92,000 106,242
#Bionet Corp. 26,772 76,372
Bionime Corp. 25,000 55,790
#*Biostar Microtech
International Corp. 126,000 134,888
Bioteque Corp. 52,000 198,814
Bizlink Holding, Inc. 152,542 2,244,805
Bon Fame Co., Ltd. 34,000 95,399
#*Bonny Worldwide, Ltd. 18,000 143,820
#Bora Pharmaceuticals Co.,
Ltd. 26,597 601,006
#Brave C&H Supply Co., Ltd. 21,000 81,273
Brightek Optoelectronic Co.,
Ltd. 26,000 33,717
Brighten Optix Corp. 10,120 46,115
Brighton-Best International
Taiwan, Inc. 301,000 314,716
Brillian Network & Automation
Integrated System Co., Ltd. 23,899 192,072
Shares Value †
TAIWAN — (Continued)
Brogent Technologies, Inc. 9,000 $ 50,421
#Browave Corp. 78,000 349,345
#C Sun Manufacturing, Ltd. 151,000 980,275
#*Calin Technology Co., Ltd. 101,000 124,831
*Cameo Communications, Inc. 212,000 80,393
#Capital Futures Corp. 131,000 231,008
Capital Securities Corp. 2,115,000 1,472,050
#*Career Technology MFG.
Co., Ltd. 693,220 422,985
*Casing Macron Technology
Co., Ltd. 44,000 34,401
#Castles Technology Co., Ltd. 108,412 368,817
#Caswell, Inc. 57,000 253,511
Cathay Chemical Works 26,000 40,574
Cathay Consolidated, Inc. 13,000 39,032
Cathay Financial Holding Co.,
Ltd. 1,802,135 3,875,378
#Cathay Real Estate
Development Co., Ltd. 431,000 326,209
Cayman Engley Industrial Co.,
Ltd. 42,000 57,022
#CCP Contact Probes Co.,
Ltd. 102,667 145,157
*Celxpert Energy Corp. 96,747 76,999
*Cenra, Inc. 126,000 151,404
Central Reinsurance Co., Ltd. 314,000 261,177
Century Iron & Steel Industrial
Co., Ltd. 86,000 555,618
#Chain Chon Industrial Co.,
Ltd. 201,000 111,667
*ChainQui Construction
Development Co., Ltd. 127,000 72,537
*Champion Building Materials
Co., Ltd. 161,200 50,111
Champion Microelectronic
Corp. 19,000 40,918
Chang Hwa Commercial Bank,
Ltd. 1,564,981 864,549
Chang Wah Electromaterials,
Inc. 146,000 248,802
Chang Wah Technology Co.,
Ltd. 411,500 469,423
#Channel Well Technology
Co., Ltd. 290,000 558,458
#Chant Sincere Co., Ltd. 57,000 122,575
Charoen Pokphand Enterprise 175,600 534,363
Chateau International
Development Co., Ltd. 9,225 11,229
#CHC Healthcare Group 103,000 133,733
#CHC Resources Corp. 65,000 137,344
Chen Full International Co.,
Ltd. 101,000 136,653
#Chenbro Micom Co., Ltd. 55,000 487,516
*Cheng Fwa Industrial Co.,
Ltd. 29,000 25,796
#Cheng Loong Corp. 805,000 597,971
#*Cheng Mei Materials
Technology Corp. 551,893 218,759

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Cheng Shin Rubber Industry
Co., Ltd. 1,554,000 $ 2,248,062
#Cheng Uei Precision Industry
Co., Ltd. 435,000 879,775
Chenming Electronic
Technology Corp. 71,000 360,097
#Chia Chang Co., Ltd. 146,000 195,487
Chicony Electronics Co., Ltd. 448,000 2,286,142
Chicony Power Technology
Co., Ltd. 106,000 416,854
Chief Telecom, Inc. 18,600 272,846
#Chieftek Precision Co., Ltd. 53,000 156,816
Chien Shing Harbour Service
Co., Ltd. 48,000 74,232
*Chien Shing Stainless Steel
Co., Ltd. 197,000 66,712
#China Airlines, Ltd. 3,048,000 2,149,963
China Bills Finance Corp. 494,000 228,961
China Container Terminal
Corp. 80,000 75,655
China Ecotek Corp. 27,000 53,680
#China General Plastics Corp. 332,000 166,311
#China Glaze Co., Ltd. 167,000 107,893
*China Man-Made Fiber Corp. 1,512,000 364,787
#China Metal Products 480,000 552,809
#China Motor Corp. 288,000 619,326
China Steel Chemical Corp. 131,000 396,189
China Steel Corp. 3,782,000 2,655,899
China Steel Structure Co., Ltd. 92,000 153,908
#China Wire & Cable Co., Ltd. 114,000 121,685
#Chinese Maritime Transport,
Ltd. 66,000 87,032
#Ching Feng Home Fashions
Co., Ltd. 139,425 146,431
Chin-Poon Industrial Co., Ltd. 742,000 885,815
*Chip Hope Co., Ltd. 9,000 17,331
#Chipbond Technology Corp. 1,150,000 2,272,004
ChipMOS Technologies, Inc. 355,000 394,444
Chlitina Holding, Ltd. 19,237 84,357
Chong Hong Construction Co.,
Ltd. 167,000 456,070
Chroma ATE, Inc. 250,000 3,242,041
Chun YU Works & Co., Ltd. 25,000 20,131
Chun Yuan Steel Industry Co.,
Ltd. 394,000 223,808
#Chung Hung Steel Corp. 800,000 513,109
Chung Hwa Chemical
Industrial Works, Ltd. 24,000 27,790
Chung Hwa Food Industrial
Co., Ltd. 33,000 90,740
#*Chung Hwa Pulp Corp. 356,000 206,111
Chung Lien Co., Ltd. 37,000 48,906
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 574,000 2,857,459
#Chunghwa Chemical
Synthesis & Biotech Co., Ltd. 46,000 60,946
#Chunghwa Precision Test
Tech Co., Ltd. 14,000 258,240
Shares Value †
TAIWAN — (Continued)
Chunghwa Telecom Co., Ltd. 238,000 $ 906,242
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 38,188 1,439,306
#Chyang Sheng Texing Co.,
Ltd. 103,000 75,868
CKM Applied Materials Corp. 59,000 63,714
Cleanaway Co., Ltd. 73,000 416,948
C-Media Electronics, Inc. 61,000 94,908
#*CoAsia Electronics Corp. 69,000 84,958
Collins Co., Ltd. 102,000 57,144
Compal Electronics, Inc. 3,005,000 3,362,336
#Compeq Manufacturing Co.,
Ltd. 886,000 1,711,717
Complex Micro Interconnection
Co., Ltd. 56,000 90,362
Compucase Enterprise 49,000 96,654
Concord International
Securities Co., Ltd. 189,541 97,906
#Concord Securities Co., Ltd. 834,750 354,326
#Continental Holdings Corp. 340,000 298,720
#Contrel Technology Co., Ltd. 116,000 229,900
#Coremax Corp. 74,561 138,697
Coretronic Corp. 694,000 1,501,067
#Co-Tech Development Corp. 432,000 802,247
Coxon Precise Industrial Co.,
Ltd. 122,000 80,534
#Crowell Development Corp. 111,000 134,246
#*CSBC Corp. 276,762 149,006
CTBC Financial Holding Co.,
Ltd. 10,096,000 11,312,310
CTCI Advanced Systems, Inc. 8,000 43,945
#CTCI Corp. 679,000 934,579
#CTI Traffic Industries Co.,
Ltd. 22,000 117,072
Cub Elecparts, Inc. 20,000 60,612
CviLux Corp. 54,000 91,011
Cyberlink Corp. 44,000 124,694
CyberPower Systems, Inc. 43,450 420,396
#*CyberTAN Technology, Inc. 338,000 380,303
Cystech Electronics Corp. 14,000 39,763
#DA CIN Construction Co.,
Ltd. 233,000 356,336
#Dah San Electric Wire &
Cable Co., Ltd. 109,824 200,179
#Da-Li Development Co., Ltd. 350,220 469,474
Darfon Electronics Corp. 321,000 486,910
#Darwin Precisions Corp. 514,000 221,386
Data Image Corp. 12,000 18,914
Davicom Semiconductor, Inc. 65,000 61,876
#Daxin Materials Corp. 88,000 620,724
De Licacy Industrial Co., Ltd. 210,640 107,818
#Delpha Construction Co., Ltd. 179,000 218,443
Delta Electronics, Inc. 444,000 5,598,502
#Depo Auto Parts Ind Co., Ltd. 101,000 762,859
#DFI, Inc. 36,000 96,966
Dimerco Data System Corp. 39,000 139,373
Dimerco Express Corp. 163,802 432,511
DingZing Advanced Materials,
Inc. 8,000 35,705

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
D-Link Corp. 699,000 $ 416,695
DONPON PRECISION, Inc. 132,000 142,753
Dr Wu Skincare Co., Ltd. 9,000 41,152
#Draytek Corp. 63,000 104,410
Drewloong Precision, Inc. 37,715 174,803
*Dyaco International, Inc. 120,153 103,128
#Dynamic Holding Co., Ltd. 879,000 1,840,852
Dynapack International
Technology Corp. 275,000 926,966
E Ink Holdings, Inc. 222,000 2,120,225
E&R Engineering Corp. 46,000 147,878
E.Sun Financial Holding Co.,
Ltd. 7,829,313 6,695,480
#Eastech Holding, Ltd. 50,000 193,508
*Eastern Media International
Corp. 349,405 205,564
Eclat Textile Co., Ltd. 127,000 2,152,341
#ECOVE Environment Corp. 30,000 261,704
#*Edimax Technology Co., Ltd. 206,000 224,710
#Edison Opto Corp. 60,000 49,251
#Edom Technology Co., Ltd. 139,000 162,687
eGalax_eMPIA Technology,
Inc. 43,000 64,688
#Elan Microelectronics Corp. 266,000 1,212,110
E-Lead Electronic Co., Ltd. 59,000 139,950
E-LIFE MALL Corp. 85,000 221,255
#*Elite Advanced Laser Corp. 184,000 1,226,092
#Elite Material Co., Ltd. 153,000 2,003,230
Elite Semiconductor
Microelectronics Technology,
Inc. 655,000 1,392,182
#Elitegroup Computer Systems
Co., Ltd. 725,000 552,122
eMemory Technology, Inc. 30,000 2,986,891
#Emerging Display
Technologies Corp. 169,000 133,449
ENE Technology, Inc. 33,430 54,360
Ennoconn Corp. 76,000 695,006
Ennostar, Inc. 711,000 1,037,430
EnTie Commercial Bank Co.,
Ltd. 28,000 12,584
*Epileds Technologies, Inc. 58,000 69,785
#*Episil Technologies, Inc. 72,000 125,169
#Episil-Precision, Inc. 112,000 198,202
Eris Technology Corp. 10,716 94,651
#Eson Precision Ind Co., Ltd. 164,000 331,685
Eternal Materials Co., Ltd. 782,000 763,939
#*Etron Technology, Inc. 849,125 991,176
#Eurocharm Holdings Co., Ltd. 28,000 183,084
#Eva Airways Corp. 3,185,000 3,712,851
Ever Supreme Bio Technology
Co., Ltd. 30,300 173,535
*Everest Textile Co., Ltd. 480,000 106,517
#Evergreen Aviation
Technologies Corp. 118,000 341,773
Evergreen International
Storage & Transport Corp. 619,000 595,044
EVERGREEN Steel Corp. 100,000 319,913
Shares Value †
TAIWAN — (Continued)
#Everlight Chemical Industrial
Corp. 706,000 $ 534,348
#Everlight Electronics Co., Ltd. 408,000 1,067,116
Evertop Wire Cable Corp. 164,000 116,192
Excel Cell Electronic Co., Ltd. 14,000 10,050
Excellence Opto, Inc. 46,000 40,200
Excelliance Mos Corp. 10,000 29,806
Excelsior Medical Co., Ltd. 93,357 253,789
#EZconn Corp. 17,000 249,110
Far Eastern Department
Stores, Ltd. 743,000 594,817
Far Eastern International Bank 1,896,761 781,437
Far Eastern New Century
Corp. 1,997,000 2,312,381
Far EasTone
Telecommunications Co., Ltd. 1,005,344 2,792,622
#Faraday Technology Corp. 164,056 1,200,722
Farglory F T Z Investment
Holding Co., Ltd. 86,759 117,520
Farglory Land Development
Co., Ltd. 243,000 511,938
*Favite, Inc. 40,000 69,788
Feature Integration
Technology, Inc. 35,000 76,685
#*Federal Corp. 237,000 161,625
#Feedback Technology Corp. 53,042 233,425
Feng Hsin Steel Co., Ltd. 259,000 679,026
Feng TAY Enterprise Co., Ltd. 342,360 1,511,983
#*FineMat Applied Materials
Co., Ltd. 37,000 46,539
#FineTek Co., Ltd. 39,657 196,181
#Firich Enterprises Co., Ltd. 339,000 338,577
#*First Copper Technology
Co., Ltd. 168,000 209,738
First Financial Holding Co.,
Ltd. 6,360,950 5,390,131
#First Hi-Tec Enterprise Co.,
Ltd. 100,000 277,154
#First Insurance Co., Ltd.
(The) 255,000 181,063
#*First Steamship Co., Ltd. 751,000 183,062
Fitipower Integrated
Technology, Inc. 130,650 1,009,235
#*Fittech Co., Ltd. 41,000 207,943
#FLEXium Interconnect, Inc. 319,000 750,705
#Flytech Technology Co., Ltd. 121,000 324,404
#FocalTech Systems Co., Ltd. 258,000 679,625
#FOCI Fiber Optic
Communications, Inc. 56,398 367,890
#Forcecon Tech Co., Ltd. 91,527 442,780
#*Forest Water Environment
Engineering Co., Ltd. 58,000 74,220
Formosa Advanced
Technologies Co., Ltd. 238,000 252,931
*Formosa Electronic
Industries, Inc. 70,000 73,627
Formosa International Hotels
Corp. 56,000 349,563
#Formosa Laboratories, Inc. 451,000 1,266,854

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Formosa Oilseed Processing
Co., Ltd. 6,000 $ 16,835
Formosa Optical Technology
Co., Ltd. 43,000 135,549
Formosa Petrochemical Corp. 164,000 246,205
#Formosa Plastics Corp. 741,000 1,093,923
#Formosan Union Chemical 262,000 184,807
#Fortune Electric Co., Ltd. 72,800 1,245,144
#Founding Construction &
Development Co., Ltd. 148,000 93,539
Foxsemicon Integrated
Technology, Inc. 46,000 494,601
#Franbo Lines Corp. 332,995 192,792
Froch Enterprise Co., Ltd. 156,000 88,614
Fu Chun Shin Machinery
Manufacture Co., Ltd. 136,230 79,935
#Fu Hua Innovation Co., Ltd. 491,712 478,821
Fubon Financial Holding Co.,
Ltd. 1,809,560 5,128,216
Fulgent Sun International
Holding Co., Ltd. 128,000 427,466
#*Fulltech Fiber Glass Corp. 678,580 456,411
Fusheng Precision Co., Ltd. 87,000 807,818
Fwusow Industry Co., Ltd. 213,119 114,076
G Shank Enterprise Co., Ltd. 208,612 570,362
#*G Tech Optoelectronics
Corp. 41,588 50,557
Galaxy Software Services
Corp. 5,832 22,935
Gallant Micro Machining Co.,
Ltd. 3,000 64,981
#Gallant Precision Machining
Co., Ltd. 79,000 295,880
#Gamania Digital
Entertainment Co., Ltd. 168,000 413,708
#GEM Services, Inc. 76,000 171,261
*GEM Terminal Industrial Co.,
Ltd. 52,000 44,551
#Gemtek Technology Corp. 990,000 1,098,455
*General Interface Solution
Holding, Ltd. 26,000 46,174
General Plastic Industrial Co.,
Ltd. 121,000 135,955
#Generalplus Technology, Inc. 67,000 113,967
Genesys Logic, Inc. 91,000 418,929
#Genius Electronic Optical
Co., Ltd. 117,000 1,637,781
Genovate Biotechnology Co.,
Ltd. 81,370 56,634
GeoVision, Inc. 77,000 149,242
Getac Holdings Corp. 463,000 1,611,252
GFC, Ltd. 39,000 124,157
Giant Manufacturing Co., Ltd. 145,108 824,271
#Giantplus Technology Co.,
Ltd. 366,000 189,054
#Gigabyte Technology Co.,
Ltd. 227,000 1,852,700
*Gigasolar Materials Corp. 51,000 146,760
*Gigastorage Corp. 284,000 162,653
Shares Value †
TAIWAN — (Continued)
#Global Brands Manufacture,
Ltd. 416,000 $ 756,954
Global Mixed Mode
Technology, Inc. 88,000 619,351
Global PMX Co., Ltd. 46,000 187,360
#Global Unichip Corp. 44,000 1,696,005
#Globalwafers Co., Ltd. 109,000 1,442,447
#Globe Union Industrial Corp. 375,111 193,175
#Gloria Material Technology
Corp. 1,694,000 2,424,154
*GlycoNex, Inc. 97,000 79,471
#GMI Technology, Inc. 15,000 31,273
Gold Circuit Electronics, Ltd. 275,300 1,619,664
#Golden Long Teng
Development Co., Ltd. 118,000 101,096
Goldsun Building Materials
Co., Ltd. 1,049,000 1,754,881
Gongin Precision Industrial
Co., Ltd. 13,000 30,999
Good Finance Securities Co.,
Ltd. 16,000 12,210
#Good Will Instrument Co.,
Ltd. 111,000 148,797
#Gordon Auto Body Parts 192,000 208,839
#Gourmet Master Co., Ltd. 125,000 345,272
Grand Fortune Securities Co.,
Ltd. 439,000 176,066
Grand Process Technology
Corp. 3,000 150,749
#GrandTech CG Systems, Inc. 55,000 103,340
Grape King Bio, Ltd. 117,000 549,579
Great China Metal Industry 128,000 91,486
Great Tree Pharmacy Co., Ltd. 50,839 280,059
#Great Wall Enterprise Co.,
Ltd. 598,450 956,325
Greatek Electronics, Inc. 221,000 397,993
Green World FinTech Service
Co., Ltd. 80,000 204,744
#Group Up Industrial Co., Ltd. 63,000 549,579
GTM Holdings Corp. 93,000 98,979
#Gudeng Precision Industrial
Co., Ltd. 33,983 574,868
*Hai Kwang Enterprise Corp. 149,800 85,560
#*HannsTouch Holdings Co. 668,000 229,338
#Harvatek Corp. 148,000 104,164
#Heran Co., Ltd. 26,000 84,800
#Hey Song Corp. 252,000 325,225
Hi-Clearance, Inc. 24,000 103,745
Highlight Tech Corp. 86,400 159,371
*High-Tek Harness Enterprise
Co., Ltd. 126,000 56,629
Highwealth Construction Corp. 1,058,962 1,346,838
#Hi-Lai Foods Co., Ltd. 23,000 110,549
HIM International Music, Inc. 52,000 189,888
Hiroca Holdings, Ltd. 54,000 51,573
Hitron Technology, Inc. 75,000 73,736
#Hiwin Mikrosystem Corp. 51,000 222,846
#Hiwin Technologies Corp. 137,000 1,011,252
#Hiyes International Co., Ltd. 25,949 120,674

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Hocheng Corp. 185,820 $ 101,203
#Holiday Entertainment Co.,
Ltd. 64,000 163,596
Holtek Semiconductor, Inc. 36,000 62,584
#Holy Stone Enterprise Co.,
Ltd. 107,300 299,395
Hon Hai Precision Industry
Co., Ltd. 3,337,000 22,027,949
#Hong Ho Precision Textile
Co., Ltd. 70,000 93,071
Hong Pu Real Estate
Development Co., Ltd. 157,000 141,369
#Hong TAI Electric Industrial 389,000 404,905
#Hota Industrial Manufacturing
Co., Ltd. 391,000 680,955
Hotai Motor Co., Ltd. 90,120 1,825,464
*Hotron Precision Electronic
Industrial Co., Ltd. 86,360 89,487
#Hsin Ba Ba Corp. 25,518 97,564
#Hsin Kuang Steel Co., Ltd. 306,000 530,056
Hsin Yung Chien Co., Ltd. 35,000 103,667
#*HTC Corp. 1,242,000 1,705,618
Hu Lane Associate, Inc. 106,600 562,278
#HUA ENG Wire & Cable Co.,
Ltd. 217,000 197,088
Hua Jung Components Co.,
Ltd. 42,000 20,253
Hua Nan Financial Holdings
Co., Ltd. 4,146,020 3,293,265
#Hua Yu Lien Development
Co., Ltd. 74,031 303,841
#Huaku Development Co., Ltd. 246,400 907,466
#Huang Hsiang Construction
Corp. 97,000 173,776
Huikwang Corp. 21,000 20,384
Hung Ching Development &
Construction Co., Ltd. 199,000 199,994
#Hung Sheng Construction,
Ltd. 646,000 527,244
Huxen Corp. 16,000 25,069
#Hwa Fong Rubber Industrial
Co., Ltd. 279,000 159,789
#Hwacom Systems, Inc. 205,000 151,319
#Hwang Chang General
Contractor Co., Ltd. 38,100 114,633
*Ibase Gaming, Inc. 17,000 23,107
Ibase Technology, Inc. 150,000 345,037
IBF Financial Holdings Co.,
Ltd. 2,625,092 1,208,493
*IC Plus Corp. 22,000 52,665
ICARES Medicus, Inc. 8,800 37,903
#Ichia Technologies, Inc. 670,000 842,728
#I-Chiun Precision Industry
Co., Ltd. 190,419 745,867
*Ideal Bike Corp. 208,285 56,297
Info-Tek Corp. 19,000 23,542
Ingentec Corp. 13,650 89,679
Innodisk Corp. 76,335 615,874
Innolux Corp. 4,488,149 2,185,241
Shares Value †
TAIWAN — (Continued)
#Inpaq Technology Co., Ltd. 118,456 $ 296,879
Insyde Software Corp. 25,200 416,854
Intai Technology Corp. 38,000 134,020
#Integrated Service
Technology, Inc. 108,000 635,393
*IntelliEPI, Inc. 41,000 95,590
Interactive Digital
Technologies, Inc. 30,000 79,775
#International Games System
Co., Ltd. 100,000 3,230,337
#Inventec Corp. 1,537,000 2,177,896
#Iron Force Industrial Co., Ltd. 59,115 203,877
I-Sheng Electric Wire & Cable
Co., Ltd. 132,000 216,292
ITE Technology, Inc. 206,000 871,192
#ITEQ Corp. 342,000 828,315
#Jarllytec Co., Ltd. 59,000 277,138
#Jean Co., Ltd. 181,792 132,202
Jentech Precision Industrial
Co., Ltd. 20,199 929,885
Jetway Information Co., Ltd. 37,500 61,330
Jetwell Computer Co., Ltd. 24,000 105,618
Jia Wei Lifestyle, Inc. 64,000 140,424
Jih Lin Technology Co., Ltd. 65,000 128,418
#Jiin Yeeh Ding Enterprise
Co., Ltd. 70,000 175,874
#Jinan Acetate Chemical Co.,
Ltd. 39,226 1,041,864
JMC Electronics Co., Ltd. 50,000 68,898
Johnson Health Tech Co., Ltd. 71,000 335,721
#Joinsoon Electronics
Manufacturing Co., Ltd. 106,549 62,852
#JPC connectivity, Inc. 92,000 521,161
#JPP Holding Co., Ltd. 9,000 44,522
#JSL Construction &
Development Co., Ltd. 87,358 238,571
K Laser Technology, Inc. 140,000 95,037
Kaori Heat Treatment Co., Ltd. 44,000 442,197
#Kedge Construction Co., Ltd. 65,708 148,684
Keding Enterprises Co., Ltd. 4,000 16,042
#KEE TAI Properties Co., Ltd. 533,890 266,612
Kenda Rubber Industrial Co.,
Ltd. 571,602 533,424
#Kent Industrial Co., Ltd. 105,000 100,117
Kerry TJ Logistics Co., Ltd. 245,000 306,250
*Key Ware Electronics Co.,
Ltd. 130,310 56,329
#Keystone Microtech Corp. 23,000 239,763
KGI Financial Holding Co., Ltd. 5,634,000 2,945,365
KHGEARS International, Ltd. 27,000 137,781
Kindom Development Co., Ltd. 471,000 666,662
King Chou Marine Technology
Co., Ltd. 72,000 88,315
#King Polytechnic Engineering
Co., Ltd. 91,350 149,114
#King Slide Works Co., Ltd. 43,000 1,677,591
King Yuan Electronics Co., Ltd. 1,257,000 4,923,642
#King's Town Bank Co., Ltd. 753,000 1,162,168

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#*King's Town Construction
Co., Ltd. 27,000 $ 63,371
Kingstate Electronics Corp. 37,000 54,565
#Kinik Co. 73,000 704,026
#Kinko Optical Co., Ltd. 151,000 118,293
Kinpo Electronics 1,961,000 1,514,817
#Kinsus Interconnect
Technology Corp. 374,000 1,254,838
KMC Kuei Meng International,
Inc. 63,000 268,399
KNH Enterprise Co., Ltd. 81,000 48,286
Ko Ja Cayman Co., Ltd. 37,000 56,528
KS Terminals, Inc. 120,000 284,270
Kung Long Batteries Industrial
Co., Ltd. 64,000 295,630
*Kung Sing Engineering Corp. 497,000 179,938
#*Kuo Toong International
Co., Ltd. 363,000 692,238
Kuo Yang Construction Co.,
Ltd. 163,000 107,090
Kwong Lung Enterprise Co.,
Ltd. 202,000 357,472
#L&K Engineering Co., Ltd. 232,238 1,645,382
#La Kaffa International Co.,
Ltd. 35,000 112,516
Lang, Inc. 59,000 92,072
#Lanner Electronics, Inc. 313,760 876,452
Largan Precision Co., Ltd. 33,000 2,353,464
Laster Tech Corp., Ltd. 145,000 174,235
#*Leader Electronics, Inc. 199,449 111,739
Leadtrend Technology Corp. 6,119 15,412
#*Lealea Enterprise Co., Ltd. 821,440 231,767
*Leatec Fine Ceramics Co.,
Ltd. 79,000 69,902
LEE CHI Enterprises Co., Ltd. 185,000 86,033
#Lelon Electronics Corp. 161,000 362,803
#Lemtech Holdings Co., Ltd. 40,000 130,462
Leo Systems, Inc. 86,000 88,577
*Leofoo Development Co., Ltd. 77,000 41,816
*Li Cheng Enterprise Co., Ltd. 59,000 24,307
*Li Peng Enterprise Co., Ltd. 500,000 124,064
Lian HWA Food Corp. 94,600 332,163
Lida Holdings, Ltd. 3,000 2,439
Lien Hwa Industrial Holdings
Corp. 245,257 457,752
#Ligitek Electronics Co., Ltd. 76,000 95,000
#Lingsen Precision Industries,
Ltd. 472,000 282,846
#Lintes Technology Co., Ltd. 12,000 65,918
#Lion Travel Service Co., Ltd. 103,000 437,203
Lite-On Technology Corp. 912,000 2,917,603
Liton Technology Corp. 81,000 87,725
*Long Bon International Co.,
Ltd. 96,000 64,270
#Long Da Construction &
Development Corp. 265,000 291,550
*Longchen Paper & Packaging
Co., Ltd. 768,104 321,242
#Longwell Co. 242,000 592,915
Shares Value †
TAIWAN — (Continued)
#Loop Telecommunication
International, Inc. 60,000 $ 136,517
Lotes Co., Ltd. 44,285 2,315,149
#Lotus Pharmaceutical Co.,
Ltd. 99,000 777,107
Lu Hai Holding Corp. 10,499 10,322
#Lucky Cement Corp. 285,000 130,314
Lumax International Corp., Ltd. 92,000 315,855
*Lung Yen Life Service Corp. 125,000 180,634
Lungteh Shipbuilding Co., Ltd. 47,250 166,643
#Luxe Green Energy
Technology Co., Ltd. 52,530 44,021
LuxNet Corp. 8,410 36,617
M3 Technology, Inc. 11,000 36,392
#M31 Technology Corp. 2,640 62,457
Macauto Industrial Co., Ltd. 84,000 160,974
Machvision, Inc. 18,000 201,685
Macroblock, Inc. 21,000 51,320
Macronix International Co.,
Ltd. 4,027,000 3,035,332
Makalot Industrial Co., Ltd. 134,640 1,460,281
#Marketech International Corp. 73,000 348,596
Materials Analysis Technology,
Inc. 88,347 748,633
Maxigen Biotech, Inc. 57,000 75,253
#Mayer Steel Pipe Corp. 279,600 239,981
Mechema Chemicals
International Corp. 48,000 106,367
*Medeon Biodesign, Inc. 37,649 55,228
MediaTek, Inc. 308,000 12,400,749
Mega Financial Holding Co.,
Ltd. 2,612,010 3,203,870
#*Megaforce Co., Ltd. 35,000 33,154
#Mercuries & Associates
Holding, Ltd. 456,083 240,568
Mercuries Data Systems, Ltd. 35,067 29,332
*Mercuries Life Insurance Co.,
Ltd. 3,168,816 680,445
Merida Industry Co., Ltd. 141,000 778,933
Merry Electronics Co., Ltd. 307,440 1,017,124
#METAAGE Corp. 97,000 142,896
#*Microbio Co., Ltd. 328,649 390,296
Micro-Star International Co.,
Ltd. 445,000 2,472,222
Mildef Crete, Inc. 63,000 183,848
#MIN AIK Technology Co., Ltd. 124,000 108,171
#Mirle Automation Corp. 124,417 300,558
Mitake Information Corp. 1,000 1,960
MJ International Co., Ltd. 39,000 60,435
*Mobiletron Electronics Co.,
Ltd. 44,000 60,150
#momo.com, Inc. 63,410 743,148
*MOSA Industrial Corp. 148,000 105,549
*Mosel Vitelic, Inc. 56,000 56,979
Motech Industries, Inc. 217,000 163,563
MPI Corp. 245,000 6,155,587
#MSSCORPS Co., Ltd. 34,324 217,471

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#*My Humble House
Hospitality Management
Consulting 21,000 $ 38,081
Nak Sealing Technologies
Corp. 45,000 160,815
#Namchow Holdings Co., Ltd. 215,000 369,070
*Nan Kang Rubber Tire Co.,
Ltd. 128,000 190,362
Nan Liu Enterprise Co., Ltd. 52,000 114,257
#Nan Pao Resins Chemical
Co., Ltd. 71,000 629,338
*Nan Ren Lake Leisure
Amusement Co., Ltd. 129,000 64,218
Nan Ya Plastics Corp. 1,271,000 1,654,204
Nan Ya Printed Circuit Board
Corp. 92,000 381,898
Nang Kuang Pharmaceutical
Co., Ltd. 58,000 77,931
#*Nanya Technology Corp. 140,000 184,831
National Aerospace Fasteners
Corp. 30,000 82,022
National Petroleum Co., Ltd. 12,000 24,345
#Netronix, Inc. 86,000 319,413
*New Asia Construction &
Development Corp. 181,000 67,790
*Newmax Technology Co., Ltd. 82,000 70,381
#Nexcom International Co.,
Ltd. 120,000 181,461
Nextronics Engineering Corp. 12,000 41,573
Nichidenbo Corp. 203,000 383,951
Nidec Chaun-Choung
Technology Corp. 9,000 59,691
Nien Hsing Textile Co., Ltd. 106,000 66,002
Nien Made Enterprise Co., Ltd. 141,000 2,116,760
Niko Semiconductor Co., Ltd. 68,537 97,329
North Star International Co.,
Ltd. 25,000 48,455
Nova Technology Corp. 46,000 267,759
#Novatek Microelectronics
Corp. 317,000 4,976,623
Nyquest Technology Co., Ltd. 18,000 31,798
O-Bank Co., Ltd. 1,017,000 312,020
#Ocean Plastics Co., Ltd. 158,000 167,665
OFCO Industrial Corp. 32,000 22,322
OK Biotech Co., Ltd. 56,214 42,283
#Optimax Technology Corp. 142,000 139,164
Orient Europharma Co., Ltd. 7,000 10,651
#Orient Semiconductor
Electronics, Ltd. 450,000 547,753
#Oriental Union Chemical
Corp. 444,000 244,588
#O-TA Precision Industry Co.,
Ltd. 54,000 139,382
#Pacific Construction Co. 207,000 66,222
#Pacific Hospital Supply Co.,
Ltd. 57,000 157,977
Padauk Technology Co., Ltd. 9,000 26,882
#*Paiho Shih Holdings Corp. 181,762 171,040
Shares Value †
TAIWAN — (Continued)
Pan German Universal Motors,
Ltd. 15,000 $ 135,768
#Pan Jit International, Inc. 408,000 708,015
Pan-International Industrial
Corp. 569,000 667,740
#Panion & BF Biotech, Inc. 62,000 165,449
Parade Technologies, Ltd. 22,000 491,635
Parpro Corp. 96,000 87,790
*PChome Online, Inc. 33,230 50,353
#PCL Technologies, Inc. 50,000 167,759
#P-Duke Technology Co., Ltd. 53,000 144,906
#Pegatron Corp. 1,087,000 3,358,708
#Pegavision Corp. 53,371 625,493
PharmaEngine, Inc. 16,000 50,936
*PharmaEssentia Corp. 70,087 1,380,303
Phison Electronics Corp. 86,000 1,265,574
#Phoenix Silicon International
Corp. 194,738 741,512
Phoenix Tours International,
Inc. 6,000 11,386
*Phytohealth Corp. 141,000 76,353
Pixart Imaging, Inc. 101,000 769,164
Planet Technology Corp. 24,000 122,097
Polytronics Technology Corp. 17,000 37,141
Posiflex Technology, Inc. 68,000 444,632
Pou Chen Corp. 973,000 1,147,921
Power Wind Health Industry,
Inc. 28,000 101,373
*Powerchip Semiconductor
Manufacturing Corp. 1,064,000 597,753
Powertech Technology, Inc. 548,000 2,163,608
Powertip Technology Corp. 35,000 17,533
Poya International Co., Ltd. 45,511 711,642
President Chain Store Corp. 276,000 2,541,198
President Securities Corp. 747,000 600,351
#Primax Electronics, Ltd. 861,000 2,176,685
#Prince Housing &
Development Corp. 678,000 220,075
Pro Hawk Corp. 25,000 125,234
Progate Group Corp. 9,396 50,294
Prolific Technology, Inc. 25,000 23,876
#Promate Electronic Co., Ltd. 314,000 814,401
#Prosperity Dielectrics Co.,
Ltd. 98,000 138,099
#Qisda Corp. 965,000 1,084,270
QST International Corp. 73,166 152,315
Qualipoly Chemical Corp. 58,000 79,922
#Quang Viet Enterprise Co.,
Ltd. 58,000 185,549
Quanta Computer, Inc. 568,000 5,380,400
#Quanta Storage, Inc. 301,000 908,449
*Quintain Steel Co., Ltd. 267,087 99,616
#Radium Life Tech Co., Ltd. 943,742 283,064
Rafael Microelectronics, Inc. 4,000 16,355
Raydium Semiconductor Corp. 88,000 932,459
*RDC Semiconductor Co., Ltd. 11,000 77,247
Realtek Semiconductor Corp. 114,000 1,702,528
Rechi Precision Co., Ltd. 632,000 511,873
#Rexon Industrial Corp., Ltd. 169,000 182,503

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Rich Development Co., Ltd. 732,330 $ 228,567
*Right WAY Industrial Co., Ltd. 163,000 69,443
#*RiTdisplay Corp. 72,000 98,989
*Ritek Corp. 859,000 384,727
Ruentex Development Co.,
Ltd. 687,700 998,066
#Ruentex Engineering &
Construction Co. 68,600 285,833
#Run Long Construction Co.,
Ltd. 522,500 786,033
Sakura Development Co., Ltd. 187,088 294,296
Sampo Corp. 292,000 260,649
#San Fang Chemical Industry
Co., Ltd. 218,000 307,200
#San Far Property, Ltd. 153,000 117,711
San Fu Chemical Co., Ltd. 46,000 183,052
San Shing Fastech Corp. 54,000 94,382
Sanitar Co., Ltd. 83,000 104,527
#Sanyang Motor Co., Ltd. 664,000 1,448,614
Savior Lifetec Corp. 283,000 194,320
SCI Pharmtech, Inc. 45,951 128,502
Scientech Corp. 13,000 183,396
ScinoPharm Taiwan, Ltd. 143,000 107,339
#SciVision Biotech, Inc. 57,000 181,461
#SDI Corp. 219,000 823,642
#Sea Sonic Electronics Co.,
Ltd. 33,000 66,433
Senao International Co., Ltd. 108,000 118,146
#Senao Networks, Inc. 17,445 77,316
#Sensortek Technology Corp. 35,000 286,205
Sercomm Corp. 392,000 1,351,935
Sesoda Corp. 387,000 481,938
Shanghai Commercial &
Savings Bank, Ltd. (The) 1,209,592 1,511,990
Shan-Loong Transportation
Co., Ltd. 64,000 40,350
Sharehope Medicine Co., Ltd. 91,728 85,458
Sheh Fung Screws Co., Ltd. 43,000 78,645
#Sheng Yu Steel Co., Ltd. 148,000 121,255
#ShenMao Technology, Inc. 104,000 217,154
Shieh Yih Machinery Industry
Co., Ltd. 85,000 105,321
#Shih Her Technologies, Inc. 63,000 278,230
*Shih Wei Navigation Co., Ltd. 457,516 249,178
*Shihlin Development Co., Ltd. 86,000 31,270
Shihlin Electric & Engineering
Corp. 161,000 1,027,606
*Shin Foong Specialty &
Applied Materials Co., Ltd. 12,000 22,172
Shin Hsiung Natural Gas Co.,
Ltd. 61,020 92,749
*Shin Kong Financial Holding
Co., Ltd. 7,633,607 2,704,165
Shin Ruenn Development Co.,
Ltd. 155,350 291,402
#Shin Zu Shing Co., Ltd. 225,998 1,237,910
Shinfox Energy Co., Ltd. 14,000 51,123
#*Shining Building Business
Co., Ltd. 472,000 154,682
Shares Value †
TAIWAN — (Continued)
Shinkong Insurance Co., Ltd. 180,000 $ 551,685
Shinkong Synthetic Fibers
Corp. 1,031,000 492,332
Shiny Brands Group Co., Ltd. 9,000 49,298
Shiny Chemical Industrial Co.,
Ltd. 75,000 394,429
*Shun On Electronic Co., Ltd. 17,000 16,820
#Shuttle, Inc. 447,000 286,699
Sigurd Microelectronics Corp. 785,000 1,805,696
Silergy Corp. 76,000 1,200,250
#Silicon Power Computer &
Communications, Inc. 44,000 43,190
Simplo Technology Co., Ltd. 106,000 1,133,115
Sinbon Electronics Co., Ltd. 133,000 1,100,031
Sincere Navigation Corp. 518,000 421,158
Singatron Enterprise Co., Ltd. 31,000 32,606
Single Well Industrial Corp. 49,000 52,762
Sinmag Equipment Corp. 45,000 200,843
Sino-American Silicon
Products, Inc. 340,000 1,671,348
#Sinon Corp. 450,000 587,079
SinoPac Financial Holdings
Co., Ltd. 5,895,334 4,231,981
Sinopower Semiconductor, Inc. 21,000 68,165
Sinphar Pharmaceutical Co.,
Ltd. 170,640 164,036
Sinyi Realty, Inc. 167,000 157,149
Sitronix Technology Corp. 157,000 1,087,828
#Siward Crystal Technology
Co., Ltd. 135,000 120,927
#Solar Applied Materials
Technology Corp. 609,000 1,199,373
#Solteam, Inc. 73,000 120,755
Song Shang Electronics Co.,
Ltd. 77,000 78,226
Sonix Technology Co., Ltd. 77,000 112,592
Southeast Cement Co., Ltd. 107,000 72,469
#Speed Tech Corp. 138,000 213,848
#Spirox Corp. 57,000 138,230
#Sporton International, Inc. 79,450 525,699
#Sports Gear Co., Ltd. 41,000 152,278
St. Shine Optical Co., Ltd. 49,000 322,690
#Standard Chemical &
Pharmaceutical Co., Ltd. 109,000 216,027
Standard Foods Corp. 241,000 283,198
#Stark Technology, Inc. 107,000 434,145
#S-Tech Corp. 119,000 122,008
STL Technology Co., Ltd. 46,000 48,742
Sumeeko Industries Co., Ltd. 24,000 82,022
Sun Max Tech, Ltd. 9,000 14,213
*Sun Yad Construction Co.,
Ltd. 67,503 31,076
Sunfun Info Co., Ltd. 6,742 61,654
Sunjuice Holdings Co., Ltd. 8,000 35,206
#*Sunko INK Co., Ltd. 149,000 97,194
#SunMax Biotechnology Co.,
Ltd. 22,000 183,333
Sunny Friend Environmental
Technology Co., Ltd. 79,617 238,056

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Sunonwealth Electric
Machine Industry Co., Ltd. 283,000 $ 852,356
#Sunplus Innovation
Technology, Inc. 24,000 129,213
#*Sunplus Technology Co.,
Ltd. 327,000 300,566
Sunrex Technology Corp. 222,000 386,629
#Sunspring Metal Corp. 126,000 131,348
Superior Plating Technology
Co., Ltd. 23,000 43,717
Supreme Electronics Co., Ltd. 718,373 1,482,037
#Swancor Holding Co., Ltd. 86,000 280,493
#Sweeten Real Estate
Development Co., Ltd. 161,120 158,153
Symtek Automation Asia Co.,
Ltd. 71,304 447,319
#Syncmold Enterprise Corp. 216,000 684,270
*SYNergy ScienTech Corp. 40,000 27,715
Synmosa Biopharma Corp. 361,939 408,932
Synnex Technology
International Corp. 488,000 1,079,875
Syn-Tech Chem & Pharm Co.,
Ltd. 23,000 66,904
Syscom Computer Engineering
Co. 58,000 99,382
#Sysgration 54,000 56,966
Systex Corp. 77,000 320,833
TA Chen Stainless Pipe 1,321,392 1,338,301
#Ta Liang Technology Co.,
Ltd. 45,000 209,972
#Ta Ya Electric Wire & Cable 1,141,529 1,613,960
#TA-I Technology Co., Ltd. 143,000 209,323
#*Tai Tung Communication
Co., Ltd. 161,610 139,467
Taichung Commercial Bank
Co., Ltd. 870,242 482,110
TaiDoc Technology Corp. 54,000 265,449
#Taiflex Scientific Co., Ltd. 414,609 688,427
Tailyn Technologies, Inc. 12,000 11,966
#Taimide Tech, Inc. 110,000 153,808
Tainan Enterprises Co., Ltd. 79,000 90,860
Tainan Spinning Co., Ltd. 923,000 437,878
*Tainergy Tech Co., Ltd. 124,000 58,052
Tai-Saw Technology Co., Ltd. 91,000 73,845
#Taishin Financial Holding
Co., Ltd. 7,737,622 4,129,630
#TaiSol Electronics Co., Ltd. 107,000 217,072
#*Taisun Enterprise Co., Ltd. 125,000 78,027
Taita Chemical Co., Ltd. 101,100 57,271
#TAI-TECH Advanced
Electronics Co., Ltd. 57,000 218,820
Taiwan Business Bank 5,009,868 2,423,625
#Taiwan Cogeneration Corp. 386,373 516,129
Taiwan Cooperative Financial
Holding Co., Ltd. 3,617,794 2,845,456
Taiwan Environment Scientific
Co., Ltd. 19,120 35,089
Taiwan FamilyMart Co., Ltd. 32,000 188,764
Taiwan Fertilizer Co., Ltd. 258,000 459,794
Shares Value †
TAIWAN — (Continued)
Taiwan Fire & Marine
Insurance Co., Ltd. 232,000 $ 202,746
Taiwan Fructose Co., Ltd. 156,880 81,280
#Taiwan FU Hsing Industrial
Co., Ltd. 218,000 359,251
#*Taiwan Glass Industry Corp. 964,000 585,200
Taiwan High Speed Rail Corp. 741,000 674,162
Taiwan Hon Chuan Enterprise
Co., Ltd. 285,204 1,361,929
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 214,692 296,843
#*Taiwan IC Packaging Corp. 119,000 67,411
#Taiwan Line Tek Electronic 75,630 71,405
#Taiwan Mask Corp. 306,000 528,146
Taiwan Mobile Co., Ltd. 1,265,000 4,481,195
#Taiwan Navigation Co., Ltd. 337,000 325,009
Taiwan Paiho, Ltd. 376,000 948,215
#Taiwan PCB Techvest Co.,
Ltd. 342,000 400,281
#Taiwan Sakura Corp. 134,000 346,710
Taiwan Sanyo Electric Co.,
Ltd. 81,000 100,492
Taiwan Secom Co., Ltd. 201,000 859,457
Taiwan Semiconductor Co.,
Ltd. 69,000 135,028
Taiwan Semiconductor
Manufacturing Co., Ltd. 8,552,000 274,923,845
Taiwan Steel Union Co., Ltd. 24,000 89,888
#*Taiwan Styrene Monomer 227,000 85,727
Taiwan Surface Mounting
Technology Corp. 272,000 908,365
#Taiwan Taxi Co., Ltd. 40,000 142,322
#*Taiwan TEA Corp. 673,000 439,004
#Taiwan Union Technology
Corp. 512,000 2,588,764
#Taiwan-Asia Semiconductor
Corp. 247,000 268,277
#Taiyen Biotech Co., Ltd. 141,000 147,425
*Tatung Co., Ltd. 425,000 586,962
#*TBI Motion Technology Co.,
Ltd. 88,000 118,652
TCC Group Holdings Co., Ltd. 1,937,499 1,932,057
#TCI Co., Ltd. 63,000 261,517
Te Chang Construction Co.,
Ltd. 64,000 123,446
Teco Electric and Machinery
Co., Ltd. 520,000 801,748
Tehmag Foods Corp. 17,000 162,359
TEKOM Technologies, Inc. 10,000 30,087
Test Research, Inc. 129,000 539,513
Test Rite International Co., Ltd. 196,000 124,794
#Thinking Electronic Industrial
Co., Ltd. 32,000 163,795
#Thye Ming Industrial Co., Ltd. 142,000 296,498
Tofu Restaurant Co., Ltd. 2,000 15,824
Ton Yi Industrial Corp. 772,000 395,156
Tong Hsing Electronic
Industries, Ltd. 218,960 881,581
#Tong Yang Industry Co., Ltd. 1,009,000 3,369,632

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Tong-Tai Machine & Tool
Co., Ltd. 260,000 $ 259,270
Top Union Electronics Corp. 62,254 61,885
Topco Scientific Co., Ltd. 204,358 2,005,949
Topco Technologies Corp. 35,000 76,576
#Topkey Corp. 74,000 533,521
#Topoint Technology Co., Ltd. 105,000 129,284
Toung Loong Textile
Manufacturing 82,000 58,096
Trade-Van Information
Services Co. 12,000 29,251
#Transcend Information, Inc. 64,000 192,559
Transcom, Inc. 61,600 259,551
Tripod Technology Corp. 188,000 1,132,459
#Trusval Technology Co., Ltd. 26,515 188,270
#Tsang Yow Industrial Co.,
Ltd. 52,000 48,283
Tsann Kuen Enterprise Co.,
Ltd. 102,000 105,375
#TSC Auto ID Technology
Co., Ltd. 28,698 199,740
#TSEC Corp. 238,093 160,512
TSRC Corp. 505,000 384,582
Ttet Union Corp. 30,000 143,258
#TTFB Co., Ltd. 28,325 179,462
TTY Biopharm Co., Ltd. 162,000 370,618
*Tul Corp. 42,000 99,888
Tung Ho Steel Enterprise
Corp. 563,000 1,295,041
#Tung Thih Electronic Co., Ltd. 82,500 256,718
TURVO International Co., Ltd. 49,000 246,223
#TXC Corp. 403,000 1,484,207
#TYC Brother Industrial Co.,
Ltd. 742,000 1,380,250
Tycoons Group Enterprise 178,713 54,607
#Tyntek Corp. 268,000 183,184
#*U-BEST Innovative
Technology Co., Ltd. 165,000 95,014
#UDE Corp. 109,000 309,922
Ultra Chip, Inc. 52,000 146,067
#U-Ming Marine Transport
Corp. 842,000 1,463,777
#Unic Technology Corp. 115,000 131,905
Unictron Technologies Corp. 28,000 58,290
Unimicron Technology Corp. 555,000 2,797,519
Union Bank Of Taiwan 901,981 427,906
#*Union Insurance Co., Ltd. 102,000 107,125
Uni-President Enterprises
Corp. 3,335,000 9,336,751
#Unitech Computer Co., Ltd. 113,000 126,437
#*Unitech Printed Circuit
Board Corp. 3,020,485 2,856,451
*United Alloy-Tech Co. 43,000 49,590
#United Integrated Services
Co., Ltd. 156,000 1,645,693
#United Microelectronics Corp. 4,176,000 6,275,730
#United Microelectronics
Corp., Sponsored ADR 251,000 1,716,840
United Orthopedic Corp. 118,000 363,134
Shares Value †
TAIWAN — (Continued)
United Radiant Technology 17,000 $ 10,453
United Recommend
International Co., Ltd. 58,211 107,556
#*United Renewable Energy
Co., Ltd. 592,000 207,865
#Univacco Technology, Inc. 58,000 102,097
#Universal Cement Corp. 352,206 332,529
Universal Microelectronics
Co., Ltd. 21,000 17,795
Universal Microwave
Technology, Inc. 19,000 181,757
Universal Textile Co., Ltd. 32,000 19,076
Universal Vision Biotechnology
Co., Ltd. 13,239 90,285
#UPC Technology Corp. 255,000 88,343
Userjoy Technology Co., Ltd. 36,802 92,579
#USI Corp. 602,000 263,046
*Usun Technology Co., Ltd. 30,000 61,985
#U-Tech Media Corp. 66,000 39,036
Utechzone Co., Ltd. 54,000 226,685
#UVAT Technology Co., Ltd. 46,000 136,392
Value Valves Co., Ltd. 34,000 101,448
#Vanguard International
Semiconductor Corp. 985,640 2,968,610
#Ventec International Group
Co., Ltd. 43,000 93,945
VIA Labs, Inc. 6,000 28,652
#Via Technologies, Inc. 27,000 98,174
Viking Tech Corp. 57,000 86,816
Visco Vision, Inc. 57,000 388,717
VisEra Technologies Co., Ltd. 43,000 377,122
#Visual Photonics Epitaxy Co.,
Ltd. 140,000 616,105
#Vivotek, Inc. 40,000 149,813
Vizionfocus, Inc. 10,000 60,237
Voltronic Power Technology
Corp. 34,000 2,260,300
Wafer Works Corp. 509,000 463,088
#Waffer Technology Corp. 118,000 263,327
Wah Hong Industrial Corp. 41,000 55,025
Wah Lee Industrial Corp. 144,000 548,315
#Walsin Lihwa Corp. 1,068,279 986,924
#Walsin Technology Corp. 429,000 1,352,341
#Walton Advanced
Engineering, Inc. 266,000 134,494
#*We & Win Development Co.,
Ltd. 126,000 56,826
*We&Win Diversification Co.,
Ltd. 70,940 62,881
#WEI Chih Steel Industrial
Co., Ltd. 162,000 116,292
#Wei Chuan Foods Corp. 393,000 219,560
#Weikeng Industrial Co., Ltd. 826,000 899,732
#Well Shin Technology Co.,
Ltd. 78,000 152,884
Welldone Co. 60,000 90,356
WELLELL, Inc. 14,000 11,033
*Wha Yu Industrial Co., Ltd. 106,000 54,919

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Wholetech System Hitech,
Ltd. 62,000 $ 204,151
#*Win Semiconductors Corp. 497,000 1,892,447
#*Winbond Electronics Corp. 1,668,129 1,002,231
Winmate, Inc. 57,000 245,506
#Winstek Semiconductor Co.,
Ltd. 132,000 436,704
WinWay Technology Co., Ltd. 10,000 407,303
Wisdom Marine Lines Co., Ltd. 691,000 1,583,003
#Wiselink Co., Ltd. 48,624 145,993
#Wistron Corp. 1,194,000 4,136,517
Wistron NeWeb Corp. 421,890 1,606,448
WITS Corp. 51,176 186,080
Wiwynn Corp. 26,000 1,545,880
Wonderful Hi-Tech Co., Ltd. 135,000 148,104
Wowprime Corp. 115,686 864,756
WPG Holdings, Ltd. 876,000 2,028,689
WT Microelectronics Co., Ltd. 78,027 266,665
WW Holding, Inc. 5,294 17,845
*XAC Automation Corp. 17,000 13,424
XinTec, Inc. 128,000 852,934
X-Legend Entertainment Co.,
Ltd. 15,000 47,987
#Xxentria Technology
Materials Corp. 92,420 171,052
Ya Horng Electronic Co., Ltd. 58,000 102,097
Yageo Corp. 110,096 1,917,402
#Yankey Engineering Co., Ltd. 39,941 387,069
Yao Sheng Electronic Co., Ltd. 26,000 105,899
YC INOX Co., Ltd. 131,729 89,217
#YCC Parts Manufacturing
Co., Ltd. 28,000 50,774
#Yea Shin International
Development Co., Ltd. 176,674 168,734
*Yeh-Chiang Technology Corp. 23,000 26,561
#Yem Chio Co., Ltd. 776,000 444,432
#Yen Sun Technology Corp. 63,000 103,820
#*Yeong Guan Energy
Technology Group Co., Ltd. 88,027 106,600
YFC-Boneagle Electric Co.,
Ltd. 112,000 94,382
YFY, Inc. 1,025,000 977,333
*Yieh Hsing Enterprise Co.,
Ltd. 61,000 20,467
Yieh Phui Enterprise Co., Ltd. 760,735 359,711
Yonyu Plastics Co., Ltd. 12,000 9,082
*Young Optics, Inc. 37,000 64,092
#Youngtek Electronics Corp. 194,000 428,689
Yuan High-Tech Development
Co., Ltd. 4,000 19,725
Yuanta Financial Holding Co.,
Ltd. 5,079,077 5,144,071
Yuanta Futures Co., Ltd. 80,000 219,226
#Yuen Foong Yu Consumer
Products Co., Ltd. 103,000 153,986
#Yulon Motor Co., Ltd. 421,536 753,871
#Yungshin Construction &
Development Co., Ltd. 96,000 635,206
Shares Value †
TAIWAN — (Continued)
YungShin Global Holding
Corp. 209,000 $ 367,903
Yusin Holding Corp. 28,000 113,608
#Zeng Hsing Industrial Co.,
Ltd. 66,297 221,404
#Zenitron Corp. 208,000 207,091
#Zero One Technology Co.,
Ltd. 254,000 800,687
#Zhen Ding Technology
Holding, Ltd. 503,000 1,766,152
*Zhong Yang Technology Co.,
Ltd. 28,000 41,117
#*Zig Sheng Industrial Co.,
Ltd. 330,000 105,571
#ZillTek Technology Corp. 10,000 108,770
#*Zinwell Corp. 228,000 126,311
#Zippy Technology Corp. 163,000 372,906
#Zyxel Group Corp. 767,365 1,003,514
TOTAL TAIWAN 866,544,630
THAILAND — (1.7%)
AAPICO Hitech PCL, Class F 124,900 73,656
*Absolute Clean Energy PCL,
Class F 3,349,400 135,981
Advanced Info Service PCL 227,500 1,853,978
Advanced Info Service PCL,
Class F 83,200 678,026
Advanced Information
Technology PCL 2,500 316
Advanced Information
Technology PCL, Class F 912,700 115,220
After You PCL 329,300 104,416
#Airports of Thailand PCL 410,200 744,547
Airports of Thailand PCL,
Class F 349,900 635,098
*All Energy & Utilities PCL,
Class F 2,569,100 18,272
Amata Corp. PCL 963,900 835,504
Amata Corp. PCL, Class F 148,500 128,719
*Ananda Development PCL,
Class F 375,000 8,001
#AP Thailand PCL 3,439,900 973,509
*Asia Aviation PCL - NVDR 2,364,700 206,022
Asia Plus Group Holdings PCL 8,100 610
Asia Plus Group Holdings
PCL, Class F 2,308,300 173,747
Asian Alliance International
PCL, Class F 511,400 102,295
Asian Alliance International
PCL, Class R 67,600 13,522
Asian Sea Corp. PCL, Class F 440,900 122,164
Asset World Corp. PCL 171,700 18,826
Asset World Corp. PCL, Class
F 2,163,000 237,164
Assetwise PCL, Class F 320,200 75,911
B Grimm Power PCL, Class F 275,200 181,047
B Grimm Power PCL, Class R 83,200 54,735
Bangchak Corp. PCL 1,073,000 1,089,058
Bangchak Sriracha PCL 435,300 95,458
Bangkok Bank PCL 492,400 2,144,993

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Bangkok Bank PCL, Class F 67,400 $ 293,608
Bangkok Chain Hospital PCL 747,600 383,271
Bangkok Dusit Medical
Services PCL 2,362,900 1,925,611
Bangkok Expressway & Metro
PCL, Class F 1,690,800 395,831
#Bangkok Expressway &
Metro PCL, Class R 664,900 155,659
Bangkok Land PCL 35,700 656
Bangkok Land PCL, Class F 10,918,349 200,604
Banpu PCL 2,300,300 426,045
Banpu PCL, Class F 999,900 185,194
Banpu Power PCL 1,500 565
Banpu Power PCL 198,600 74,744
BCPG PCL 59,300 11,950
BCPG PCL 774,300 156,030
BEC World PCL 1,238,369 154,865
BEC World PCL 24,600 3,076
#Berli Jucker PCL, Class F 734,100 524,279
Betagro PCL 161,600 101,524
*Better World Green PCL 55,200 720
*Better World Green PCL 3,844,000 50,122
BKI Holdings PCL 48,020 426,908
BKI Holdings PCL 100 889
Bluebik Group PCL - NVDR 33,000 41,073
Bluebik Group PCL, Class F 78,800 98,077
Brooker Group PCL (The) 3,855,100 67,403
*BTS Group Holdings PCL 947,200 139,224
*BTS Group Holdings PCL 478,301 70,303
#Bumrungrad Hospital PCL 202,000 1,628,212
Bumrungrad Hospital PCL,
Class F 32,300 260,353
Cal-Comp Electronics Thailand
PCL 10,616 1,667
Cal-Comp Electronics Thailand
PCL 4,542,241 713,406
Carabao Group PCL 59,300 140,144
Carabao Group PCL, Class F 69,900 165,196
Central Pattana PCL 49,600 92,233
Central Pattana PCL, Class F 466,000 866,543
Central Plaza Hotel PCL 26,800 28,591
#Central Plaza Hotel PCL,
Class F 79,900 85,239
Central Retail Corp. PCL,
Class F 354,400 336,073
Central Retail Corp. PCL,
Class R 517,800 491,024
CH Karnchang PCL 133,500 75,958
CH Karnchang PCL, Class F 570,700 324,713
Charoen Pokphand Foods
PCL 1,500,200 1,102,533
#Chularat Hospital PCL 935,200 80,370
#Chularat Hospital PCL 4,368,400 375,414
CK Power PCL 4,100 445
CK Power PCL, Class F 639,000 69,306
Com7 PCL - NVDR 62,000 51,445
Com7 PCL, Class F 452,000 375,048
CP ALL PCL 278,400 521,820
CP ALL PCL, Class F 316,400 593,045
Shares Value †
THAILAND — (Continued)
*CP AXTRA PCL, Class F 158,381 $ 159,578
Delta Electronics Thailand PCL 102,500 419,173
Delta Electronics Thailand PCL 613,600 2,509,314
Dhipaya Group Holdings PCL,
Class F 402,800 325,272
Diamond Building Products
PCL 265,000 62,039
Diamond Building Products
PCL 1,300 304
#Dohome PCL 470,323 144,951
#Dohome PCL, Class F 147,800 45,551
Don Muang Tollway PCL,
Class F 556,200 191,196
*Dusit Thani PCL 48,000 15,647
Dynasty Ceramic PCL 11,200 611
Dynasty Ceramic PCL, Class F 2,874,389 156,731
Eastern Polymer Group PCL 703,000 97,914
Eastern Water Resources
Development and
Management PCL, Class F 448,100 42,227
Ekachai Medical Care PCL 12,850 2,551
Ekachai Medical Care PCL 307,009 60,956
Electricity Generating PCL 54,800 194,873
Electricity Generating PCL 28,200 100,281
Energy Absolute PCL 151,200 35,397
#Energy Absolute PCL 33,800 7,913
#Erawan Group PCL (The) 1,410,000 167,136
#Erawan Group PCL (The) 256,300 30,381
Exotic Food PCL 400 279
Exotic Food PCL, Class F 31,600 22,006
Forth Corp. PCL 205,400 77,911
Forth Corp. PCL 2,900 1,100
Forth Smart Service PCL,
Class F 165,000 29,338
Frasers Property Thailand
PCL, Class R 1,000 391
GFPT PCL 465,100 152,989
GFPT PCL 256,200 84,274
Global Power Synergy PCL 4,000 5,008
#Global Power Synergy PCL,
Class F 170,300 213,222
Gulf Energy Development
PCL, Class F 226,601 446,554
#Gulf Energy Development
PCL, Class R 120,900 238,253
Gunkul Engineering PCL 1,504,500 121,270
#Gunkul Engineering PCL 2,072,000 167,013
Haad Thip PCL 400 198
Haad Thip PCL, Class F 321,700 159,206
Hana Microelectronics PCL 402,700 456,461
Hana Microelectronics PCL,
Class F 115,700 131,146
Home Product Center PCL 337,100 95,401
Home Product Center PCL 2,025,600 573,255
#Ichitan Group PCL 547,800 254,866
#Ichitan Group PCL, Class F 229,300 106,683
Index Livingmall PCL, Class F 191,700 99,415
Indorama Ventures PCL 102,700 79,129

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Indorama Ventures PCL,
Class F 914,100 $ 704,300
Interpharma PCL 70,400 7,886
Intouch Holdings PCL 400 1,268
Intouch Holdings PCL, Class F 35,400 112,248
#IRPC PCL 11,718,700 534,799
I-TAIL Corp. PCL, Class F 249,000 186,316
*Italian-Thai Development PCL 16,700 336
#*Italian-Thai Development
PCL, Class F 5,725,676 115,379
Jasmine International PCL 1,052,064 72,330
#Jasmine International PCL 2,525,130 173,605
#*Jasmine Technology
Solution PCL 76,000 161,031
Karmarts PCL 976,966 344,522
Karmarts PCL, Class F 131,483 46,367
Kasikornbank PCL 77,900 338,194
#KCE Electronics PCL 384,700 410,408
#KCE Electronics PCL, Class
F 18,200 19,416
KGI Securities Thailand PCL 5,500 714
KGI Securities Thailand PCL,
Class F 1,639,800 212,841
Khon Kaen Sugar Industry
PCL 5,200 314
#Khon Kaen Sugar Industry
PCL, Class F 1,185,780 71,684
Kiatnakin Phatra Bank PCL 68,700 110,954
#Kiatnakin Phatra Bank PCL,
Class F 215,500 348,044
Krung Thai Bank PCL 249,000 151,267
Krung Thai Bank PCL, Class F 1,151,443 699,499
Lalin Property PCL 1,500 289
Land & Houses PCL 3,276,100 563,087
Land & Houses PCL, Class F 1,095,400 188,274
LH Financial Group PCL,
Class F 4,148,200 103,259
LH Financial Group PCL,
Class R 4,900 122
LPN Development PCL 1,452,100 128,234
LPN Development PCL 4,000 353
Major Cineplex Group PCL 80,500 35,306
#Major Cineplex Group PCL 608,600 266,922
*Malee Group PCL 142,000 48,392
*Malee Group PCL, Class F 55,600 18,948
Master Style PCL, Class R 40,800 57,733
MBK PCL 2,300 1,356
MBK PCL 550,600 324,698
MC Group PCL 227,900 76,991
MC Group PCL, Class F 166,500 56,248
MCS Steel PCL 393,300 86,247
Mega Lifesciences PCL 69,500 81,353
Mega Lifesciences PCL 182,700 213,858
Minor International PCL 1,669,000 1,323,033
Minor International PCL, Class
F 140,100 111,059
#MK Restaurants Group PCL 400 326
MK Restaurants Group PCL,
Class F 176,300 143,673
Shares Value †
THAILAND — (Continued)
*Mono Next PCL, Class F 619,900 $ 30,862
Moshi Moshi Retail Corp. PLC,
Class F 13,700 18,371
Moshi Moshi Retail Corp. PLC,
Class R 28,600 38,351
Namyong Terminal PCL 67,500 6,121
Namyong Terminal PCL 316,500 28,700
Netbay PCL 300 146
Netbay PCL, Class F 144,100 70,032
Noble Development PCL 2,400 216
Noble Development PCL,
Class F 1,654,700 149,068
Nonthavej Hospital PCL 200 187
Northeast Rubber PCL, Class
F 1,880,000 281,345
#Northeast Rubber PCL, Class
R 225,300 33,716
NSL Foods PCL, Class F 61,600 59,327
NSL Foods PCL, Class R 26,600 25,619
*Nusasiri PCL 6,432,400 51,467
Origin Property PCL 2,500 351
#Origin Property PCL, Class F 1,343,000 188,645
#Osotspa PCL 492,800 302,295
Osotspa PCL, Class F 83,700 51,344
Plan B Media PCL 1,064,300 234,969
#Plan B Media PCL, Class F 446,400 98,553
*Platinum Group PCL (The) 3,800 252
*Platinum Group PCL (The),
Class F 680,900 45,198
Polyplex Thailand PCL 329,100 129,709
Praram 9 Hospital PCL, Class
F 136,550 99,140
Praram 9 Hospital PCL, Class
R 249,900 181,436
#Precious Shipping PCL 1,578,700 388,301
Precious Shipping PCL, Class
F 181,800 44,716
Prima Marine PCL 1,137,900 296,741
Prima Marine PCL, Class R 775,900 202,339
*Principal Capital PCL, Class F 130,400 11,670
Property Perfect PCL 4,473,200 25,186
Pruksa Holding PCL 2,400 633
Pruksa Holding PCL 570,100 150,360
*PSG Corp. PCL, Class F 3,822,400 60,035
#PTG Energy PCL 759,300 217,136
PTG Energy PCL, Class F 1,144,000 327,148
PTT Exploration & Production
PCL 999,800 3,747,954
#PTT Global Chemical PCL 377,200 290,627
PTT Global Chemical PCL,
Class F 741,900 571,622
#PTT Oil & Retail Business
PCL, Class F 790,600 360,801
PTT PCL 6,342,000 6,295,955
#Quality Houses PCL 193,200 10,649
Quality Houses PCL, Class F 7,443,751 410,294
R&B Food Supply PCL, Class
F 319,800 55,914
*Rabbit Holdings PCL, Class F 3,481,500 60,871

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Rajthanee Hospital PCL 400 $ 277
Rajthanee Hospital PCL 67,900 47,084
#Ratch Group PCL 309,750 296,027
Ratch Group PCL, Class F 28,700 27,428
Ratchaphruek Hospital PCL 408,700 68,430
Ratchaphruek Hospital PCL 1,500 251
Roctec Global PCL, Class F 1,422,400 39,622
Rojana Industrial Park PCL 324,000 70,090
Rojana Industrial Park PCL,
Class F 459,500 99,403
*Rs PCL 22,640 4,093
#*RS PCL 639,400 115,583
S Hotels & Resorts PCL, Class
F 1,303,200 87,279
Sabina PCL 189,100 121,602
Sabina PCL 9,200 5,916
Sahamitr Pressure Container
PCL 800 232
Sahamitr Pressure Container
PCL, Class F 89,807 26,081
*Samart Corp. PCL 442,500 95,725
*Samart Corp. PCL 121,900 26,370
Sansiri PCL 545,200 29,566
#Sansiri PCL 20,021,100 1,085,749
#Sappe PCL 55,300 111,026
#Sappe PCL, Class F 68,500 137,528
SC Asset Corp. PCL 82,800 7,410
SC Asset Corp. PCL 2,143,800 191,859
SCB X PCL 266,500 896,362
SCB X PCL 30,800 103,595
*<SCG Ceramics PCL, Class F 342,500 1,928
#SCG Packaging PCL 47,600 35,970
SCG Packaging PCL, Class F 438,600 331,436
#SCGJWD Logistics PCL 163,300 57,103
Sena Development PCL 146,500 10,159
Sermsang Power Corp. Co.,
Ltd. 311,670 53,107
Sermsang Power Corp. Co.,
Ltd., Class R 1,331 227
Siam Cement PCL (The) 30,200 187,939
Siam Cement PCL (The)
- NVDR 37,000 230,256
#Siam Global House PCL 368,102 175,624
#Siam Global House PCL 144,782 69,077
Siam Wellness Group PCL,
Class F 739,550 144,644
Siamgas & Petrochemicals
PCL 190,300 40,039
Siamgas & Petrochemicals
PCL 2,400 505
Sikarin PCL 1,800 491
Sikarin PCL, Class F 175,500 47,847
Singha Estate PCL 2,888,400 81,315
SiS Distribution Thailand PCL,
Class F 49,100 37,103
SISB PCL, Class R 113,500 116,039
*SKY ICT PCL, Class F 40,845 28,687
*SNC Former PCL, Class F 10,200 1,768
Shares Value †
THAILAND — (Continued)
#Somboon Advance
Technology PCL 1,000 $ 359
Somboon Advance
Technology PCL, Class F 333,500 119,584
SPCG PCL 262,975 68,189
#SPCG PCL 1,800 467
Sri Trang Agro-Industry PCL 1,599,900 981,417
Sri Trang Gloves Thailand
PCL, Class F 883,977 277,675
#Srinanaporn Marketing PCL,
Class F 151,600 57,055
#Srinanaporn Marketing PCL,
Class R 173,700 65,372
Srithai Superware PCL, Class
F 349,600 14,090
Srivichai Vejvivat PCL 131,900 40,651
#Star Petroleum Refining PCL 106,100 21,066
Star Petroleum Refining PCL 1,552,200 308,186
Starflex PCL, Class F 144,300 13,513
Stars Microelectronics
Thailand PCL 1,600 89
Supalai PCL 456,500 265,148
Supalai PCL 900,800 523,209
*Super Energy Corp. PCL,
Class F 20,871,191 173,179
*Super Energy Corp. PCL,
Class R 32,600 270
Susco PCL 258,700 24,379
Susco PCL, Class F 527,500 49,709
SVI PCL 265,900 63,826
Synnex Thailand PCL 148,500 69,970
TAC Consumer PCL 341,200 49,140
Taokaenoi Food & Marketing
PCL 276,300 85,973
Taokaenoi Food & Marketing
PCL, Class F 269,800 83,950
Thai Life Insurance PCL 307,200 101,960
#Thai Oil PCL 772,233 938,259
Thai Oil PCL 494,600 600,936
Thai Solar Energy PCL 651,400 19,690
Thai Union Group PCL 1,560,400 693,614
Thai Vegetable Oil PCL, Class
F 278,320 205,369
Thaicom PCL 171,100 74,028
#Thaicom PCL 619,800 268,161
#Thaifoods Group PCL 5,100 617
Thaifoods Group PCL, Class F 1,126,400 136,189
Thaire Life Assurance PCL,
Class F 85,560 4,538
Thaitheparos PCL 300 356
Thonburi Healthcare Group
PCL, Class F 60,800 36,035
#Thoresen Thai Agencies PCL 1,027,600 167,486
#Thoresen Thai Agencies
PCL, Class F 1,371,500 223,537
Tipco Asphalt PCL 366,700 197,776
Tipco Asphalt PCL, Class F 451,400 243,458
Tisco Financial Group PCL 92,900 265,664

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
#Tisco Financial Group PCL,
Class F 45,300 $ 129,544
TKS Technologies PCL 146,000 30,502
TKS Technologies PCL 134,400 28,079
TMBThanachart Bank PCL 2,954,900 155,867
TMBThanachart Bank PCL 3,040,400 160,377
TOA Paint Thailand PCL 1,000 533
TOA Paint Thailand PCL 472,800 252,197
TPI Polene PCL 19,900 690
TPI Polene PCL, Class F 3,967,293 137,553
TPI Polene Power PCL 2,515,800 226,642
TPI Polene Power PCL 9,000 811
TQM Alpha PCL, Class F 183,662 142,869
Triple i Logistics PCL 203,000 37,297
*True Corp. PCL, Class F 972,300 354,402
*True Corp. PCL, Class R 4,531,391 1,651,685
TTW PCL 698,532 187,338
TTW PCL 2,800 751
Union Auction PCL 600 164
Union Auction PCL, Class F 266,500 73,052
Unique Engineering &
Construction PCL 237,000 20,648
United Paper PCL 116,900 37,067
United Paper PCL, Class R 1,100 349
Univanich Palm Oil PCL 2,100 569
Univanich Palm Oil PCL, Class
F 669,100 181,427
*VGI PCL 539,700 45,102
#*VGI PCL 3,661,100 305,951
WHA Corp. PCL 2,134,800 370,087
WHA Corp. PCL, Class F 1,005,000 174,226
#WHA Utilities and Power PCL 921,700 147,494
WHA Utilities and Power PCL 2,300 368
WICE Logistics PCL, Class F 121,900 21,674
TOTAL THAILAND 75,436,329
TURKEY — (0.8%)
Adel Kalemcilik Ticaret ve
Sanayi AS 46,156 55,107
Afyon Cimento Sanayi TAS 124,875 57,867
Agesa Hayat ve Emeklilik AS 27,358 83,533
Akbank TAS 2,690,488 3,970,187
Akcansa Cimento AS 28,660 129,968
Aksa Akrilik Kimya Sanayii AS 600,952 146,162
Aksa Enerji Uretim AS 85,392 82,179
*Aksigorta AS 439,354 75,980
Alarko Holding AS 18,705 47,103
*Albaraka Turk Katilim Bankasi
AS 2,660,872 408,168
*Alkim Alkali Kimya AS 44,561 42,598
*Anadolu Anonim Turk Sigorta
Sirketi 122,844 308,272
Anadolu Efes Biracilik Ve Malt
Sanayii AS 66,715 372,971
Anadolu Hayat Emeklilik AS 39,736 104,293
*Arcelik AS 32,405 121,435
ARD Grup Bilisim Teknolojileri
AS 147,366 138,125
Shares Value †
TURKEY — (Continued)
*Arena Bilgisayar Sanayi ve
Ticaret AS 18,201 $ 15,414
Aselsan Elektronik Sanayi Ve
Ticaret AS 106,502 188,994
*ATP Yazilim ve Teknoloji AS 2,737 7,104
Aydem Yenilenebilir Enerji AS 93,876 68,442
Aygaz AS 25,584 112,587
*Banvit Bandirma Vitaminli
Yem Sanayii AS 8,385 90,965
*Baticim Bati Anadolu Cimento
Sanayii AS 49,535 233,589
*Batisoke Soke Cimento
Sanayii TAS 12,851 19,563
*Bera Holding AS 93,588 35,235
BIM Birlesik Magazalar AS 126,536 1,721,453
Bogazici Beton Sanayi ve
Ticaret AS 20,152 11,342
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
AS 1,266 17,934
Borusan Yatirim ve Pazarlama
AS 322 18,274
*Bosch Fren Sistemleri Sanayi
ve Ticaret AS 1 20
Brisa Bridgestone Sabanci
Sanayi ve Ticaret AS 16,865 40,724
Bursa Cimento Fabrikasi AS 645,696 120,326
*Can2 Termik AS – –
Celebi Hava Servisi AS 447 23,582
*Cemas Dokum Sanayi A/S 230,805 24,702
Cemtas Celik Makina Sanayi
Ve Ticaret AS 75,738 18,001
*Cimbeton Hazirbeton ve
Prefabrik Yapi Elemanlari
Sanayi ve Ticaret AS 1,182 81,867
Cimsa Cimento Sanayi VE
Ticaret AS 245,953 250,040
Coca-Cola Icecek AS 432,553 642,076
Deva Holding AS 24,785 48,283
*Doganlar Mobilya Grubu
Imalat Sanayi ve Ticaret AS 151,714 41,855
Dogus Otomotiv Servis ve
Ticaret AS 19,062 116,906
*Dyo Boya Fabrikalari Sanayi
ve Ticaret A/S 44,010 26,285
EGE Endustri VE Ticaret AS 554 176,870
EGE Gubre Sanayii AS 73,117 123,673
ΩEnerjisa Enerji AS 71,911 115,866
Erbosan Erciyas Boru Sanayii
ve Ticaret AS 13,444 77,354
Eregli Demir ve Celik
Fabrikalari TAS 430,741 597,933
Escar Turizm Tasimacilik
Ticaret AS 10,896 110,024
*Esenboga Elektrik Uretim AS 89,060 53,867
Europap Tezol Kagit Sanayi
VE Ticaret AS 61,316 30,309
*Europen Endustri Insaat
Sanayi VE Ticaret AS 166,331 56,850
Ford Otomotiv Sanayi AS 15,623 445,815

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TURKEY — (Continued)
Galata Wind Enerji AS 58,260 $ 42,204
*Gersan Elektrik Ticaret ve
Sanayi AS 70,698 20,927
Global Yatirim Holding AS 595,336 285,947
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 8,180 99,953
*Gubre Fabrikalari TAS 1,750 10,304
*Hektas Ticaret TAS – –
*Hitit Bilgisayar Hizmetleri AS 15,623 42,417
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
AS 262,808 47,518
Is Yatirim Menkul Degerler AS 388,610 364,241
*Isiklar Enerji ve Yapi Holding
AS 195,519 45,900
*Izmir Demir Celik Sanayi AS 239,074 37,998
Jantsa Jant Sanayi Ve Ticaret
AS 54,185 42,349
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret AS 40,756 34,326
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS 1,394,179 1,002,631
*Karel Elektronik Sanayi ve
Ticaret AS 680 183
*Karsan Otomotiv Sanayii Ve
Ticaret AS 205,880 92,642
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret AS 1,517,207 97,784
Kervan Gida Sanayi Ve Ticaret
AS 387,558 25,995
KOC Holding AS 380,943 1,877,483
Kocaer Celik Sanayi Ve
Ticaret AS 30,042 33,029
*Konya Cimento Sanayii AS 539 108,813
*Kordsa Teknik Tekstil AS 1,746 3,694
*Koza Altin Isletmeleri AS 77,814 45,658
LDR Turizm AS 14,328 39,674
Logo Yazilim Sanayi Ve
Ticaret AS 41,198 127,354
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut AS 117,678 52,850
*Loras Holding A.S 503,408 29,655
*Margun Enerji Uretim Sanayi
VE Ticaret AS 35,360 21,057
Matriks Bilgi Dagitim Hizmetleri
A/S 31,829 41,176
ΩMavi Giyim Sanayi Ve
Ticaret AS, Class B 275,701 612,664
*Menderes Tekstil Sanayi ve
Ticaret AS 70,928 23,911
*MIA Teknoloji AS 178,849 219,687
Migros Ticaret AS 54,918 651,436
Ω*MLP Saglik Hizmetleri AS 41,219 417,116
*Naturel Yenilenebilir Enerji
Ticaret AS 54,583 84,524
*NET Holding AS 111,593 134,145
Nuh Cimento Sanayi AS 24,165 201,726
Shares Value †
TURKEY — (Continued)
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 192,405 $ 32,656
*Orge Enerji Elektrik Taahhut
AS 57,520 108,531
Osmanli Yatirim Menkul
Degerler AS 89,865 21,463
Otokar Otomotiv Ve Savunma
Sanayi A.S. 6,810 82,418
*Oyak Cimento Fabrikalari AS 90,703 151,567
Panelsan Cati Cephe
Sistemleri Sanayi VE Ticaret
AS 11,137 12,718
*Parsan Makina Parcalari
Sanayii AS 3,960 9,608
*Pegasus Hava Tasimaciligi
AS 149,575 1,010,247
*Penta Teknoloji Urunleri
Dagitim Ticaret AS 18,125 7,458
*Petkim Petrokimya Holding
AS 135,117 73,134
Polisan Holding AS 120,363 35,979
*Politeknik Metal Sanayi ve
Ticaret AS 316 59,970
*Ral Yatirim Holding A/S 4,132 31,631
*Reysas Tasimacilik ve Lojistik
Ticaret AS 197,230 81,733
*Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret AS 22,331 13,963
*Sasa Polyester Sanayi AS 266,193 29,887
Sekerbank Turk AS 1,653,641 197,722
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 46,325 87,340
Sok Marketler Ticaret AS 233,801 267,959
SUN Tekstil Sanayi Ve Ticaret
AS 37,830 22,307
Suwen Tekstil Sanayi
Pazarlama AS 80,470 69,088
*Tat Gida Sanayi AS 15,921 11,468
*TAV Havalimanlari Holding
AS 47,285 317,575
*Tekfen Holding AS 210,579 461,502
*Teknosa Ic Ve Dis Ticaret AS 64,000 48,639
Tofas Turk Otomobil Fabrikasi
AS 20,173 110,601
*Tukas Gida Sanayi ve Ticaret
AS 182,800 35,131
*Tumosan Motor ve Traktor
Sanayi AS 21,910 76,994
*Turcas Petrol AS 27,817 18,658
*Turk Hava Yollari AO 260,631 2,071,199
*Turk Telekomunikasyon AS 330,061 454,709
Turk Traktor ve Ziraat
Makineleri AS 6,279 132,200
Turkcell Iletisim Hizmetleri AS 761,885 1,883,035
Turkiye Garanti Bankasi AS 266,975 832,296
Turkiye Is Bankasi AS 3,438,509 1,179,253
Turkiye Petrol Rafinerileri AS 996,486 4,202,124
Turkiye Sigorta AS 531,509 200,264

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TURKEY — (Continued)
Turkiye Sise ve Cam
Fabrikalari AS 189,177 $ 215,933
*Turkiye Vakiflar Bankasi TAO 677,535 406,241
*Ulker Biskuvi Sanayi AS 264,722 969,637
*Ulusoy Un Sanayi ve Ticaret
AS 121,303 21,296
*Usak Seramik Sanayii AS 26,199 8,534
Vakko Tekstil ve Hazir Giyim
Sanayi Isletmeleri AS 18,499 43,914
Vestel Beyaz Esya Sanayi ve
Ticaret AS 411,125 205,621
*Vestel Elektronik Sanayi ve
Ticaret AS 155,347 258,457
Yapi ve Kredi Bankasi AS 1,998,449 1,426,704
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret AS 48,508 34,291
Ziraat Gayrimenkul Yatirim
Ortakligi AS 189,343 63,059
*Zorlu Enerji Elektrik Uretim
AS 839,959 101,902
TOTAL TURKEY 37,125,659
UNITED ARAB EMIRATES — (1.4%)
Abu Dhabi Commercial Bank
PJSC 1,575,606 3,834,990
Abu Dhabi Islamic Bank PJSC 983,786 3,374,817
Abu Dhabi National Hotels 886,619 140,246
Abu Dhabi National Insurance
Co. PSC 508 844
Abu Dhabi National Oil Co. for
Distribution PJSC 1,507,820 1,481,958
*Abu Dhabi Ports Co. PJSC 435,395 634,186
Abu Dhabi Ship Building Co.
PJSC 30,040 32,551
ADNOC Drilling Co. PJSC 1,190,274 1,642,987
Agility Global PLC 1,702,636 579,443
Agthia Group PJSC 290,674 601,449
*Air Arabia PJSC 2,076,967 1,628,550
*Ajman Bank PJSC 1,923,517 911,222
Aldar Properties PJSC 1,074,223 2,228,581
Amanat Holdings PJSC 1,205,784 364,394
*Apex Investment Co. PSC 441,802 473,918
*Aramex PJSC 418,942 261,197
Burjeel Holdings PLC 807,377 501,176
*Dana Gas PJSC 5,048,043 927,696
Deyaar Development PJSC 1,279,116 247,605
Dubai Electricity & Water
Authority PJSC 1,290,939 875,153
Dubai Financial Market PJSC 1,300,136 449,543
Dubai Investments PJSC 1,814,078 1,047,059
Dubai Islamic Bank PJSC 2,122,845 3,612,247
Emaar Development PJSC 1,021,443 2,580,722
Emaar Properties PJSC 4,366,991 10,331,923
Emirates Central Cooling
Systems Corp. 650,268 309,820
Emirates Driving Co. 218,047 170,971
Emirates Integrated
Telecommunications Co. PJSC 173,066 351,975
Emirates NBD Bank PJSC 1,328,073 6,869,967
Shares Value †
UNITED ARAB EMIRATES — (Continued)
*Emirates Reem Investments
PJSC 29,205 $ 24,172
Emirates Telecommunications
Group Co. PJSC 845,987 4,081,375
*EMSTEEL Building Materials
PJSC 1,897,899 692,400
Fertiglobe PLC 562,887 415,307
First Abu Dhabi Bank PJSC 1,072,918 3,838,318
*Ghitha Holding PJSC 19,589 126,398
*Gulf Navigation Holding PJSC 439,374 714,147
*Gulf Pharmaceutical
Industries PSC 298,074 128,221
*Islamic Arab Insurance Co. 652 67
*Manazel PJSC 1,559,066 140,923
National Bank of Ras Al-
Khaimah PSC (The), Class K 1,609 2,409
National Central Cooling Co.
PJSC 218,042 192,338
*National Corp. for Tourism &
Hotels 177,560 121,822
*Palms Sports PrJSC 159,354 388,298
*Presight AI Holding PLC 57,269 36,017
RAK Properties PJSC 1,652,391 535,351
Ras Al Khaimah Ceramics 569,593 387,689
Salik Co. PJSC 775,232 1,013,099
*Space42 PLC 572,865 327,529
Taaleem Holdings PJSC 154,713 174,805
TECOM Group PJSC 253,713 221,040
*Union Properties PJSC 1,976,121 186,152
TOTAL UNITED ARAB
EMIRATES 60,215,067
TOTAL COMMON STOCKS 4,312,372,774
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
*Alpargatas SA 145,112 179,737
Banco ABC Brasil SA 107,537 388,629
ΩBanco BMG SA 215,474 149,636
Banco Bradesco SA 402,689 999,636
Banco do Estado do Rio
Grande do Sul SA, Class B 168,049 326,591
Banco Mercantil do Brasil SA 17,706 129,964
Banco Pan SA 225,557 331,200
Banco Pine SA 141,850 112,720
Centrais Eletricas Brasileiras
SA, Class B 52,000 379,170
Cia de Sanena Do Parana 629,965 602,895
Cia Energetica de Minas
Gerais 632,566 1,242,457
Cia Energetica do Ceara,
Class A 5,694 26,548
Cia Paranaense de Energia -
Copel, Class B 408,771 692,730
CTEEP-Cia de Transmissao
de Energia Eletrica Paulista 162,500 681,861
Energisa S/A 190 248
Eucatex SA Industria e
Comercio 77,340 191,722
Gerdau SA 133,510 422,066

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
Itau Unibanco Holding SA 993,200 $ 6,008,527
Marcopolo SA 625,880 914,696
Petroleo Brasileiro SA 3,633,800 22,541,958
Raizen SA 966,748 467,613
Randon SA Implementos e
Participacoes 332,719 615,002
Schulz SA 78,315 84,961
Taurus Armas SA 57,974 94,140
Track & Field Co. SA 47,895 86,047
Unipar Carbocloro SA 27,200 210,035
Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 414,121 472,872
TOTAL BRAZIL 38,353,661
COLOMBIA — (0.0%)
Bancolombia SA 8,802 70,647
Grupo Aval Acciones y Valores
SA 32,705 3,246
Grupo de Inversiones
Suramericana SA 39,329 207,117
TOTAL COLOMBIA 281,010
TOTAL PREFERRED
STOCKS 38,634,671
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Pine SA 11/12/2024 3,781 79
*Banco Pine SA 11/12/2024 555 20
*Hidrovias do Brasil SA
11/19/2024 223,286 771
TOTAL BRAZIL 870
CHINA — (0.0%)
*Shougang Fushan Resources
Group, Ltd. 11/6/2024 93,600 2,336
TOTAL CHINA 2,336
INDIA — (0.0%)
*Geojit Financial Services, Ltd.
11/25/2024 13,999 12,836
*Hindware Home Innovation,
Ltd. 11/25/2024 1,684 1,644
TOTAL INDIA 14,480
KOREA, REPUBLIC OF — (0.0%)
*Ecopro HN Co., Ltd.
12/6/2024 745 2,726
TOTAL KOREA, REPUBLIC
OF 2,726
Shares Value †
MALAYSIA — (0.0%)
*VS Industry BHD 9/5/2026 146,500 $ 5,520
TOTAL MALAYSIA 5,520
TAIWAN — (0.0%)
*Apex International Co., Ltd.
11/4/2024 7,534 –
*Chateau International
Development Co., Ltd.
11/18/2024 1,256 353
*Ching Feng Home Fashions
Co., Ltd. 11/4/2024 2,413 478
*Concord International
11/25/2024 34,142 2,930
*Fulltech Fiber Glass Corp.
11/13/2024 58,275 5,548
*Wafer Works Corp. 11/5/2024 23,747 1,964
TOTAL TAIWAN 11,273
THAILAND — (0.0%)
*Better World Green PCL
8/13/2025 93,566 139
*Jasmine International PCL
10/10/2031 526,032 –
*Jasmine International PCL
12/31/2024 1,262,564 –
*Northeast Rubber PCL
5/15/2026 37,550 846
*Northeast Rubber PCL
5/15/2026 236,083 5,317
*Thaifoods Group PCL
5/14/2027 510 12
*VGI PCL 12/31/2025 366,109 14,538
*VGI PCL 12/31/2025 53,969 2,111
TOTAL THAILAND 22,963
TOTAL RIGHTS/WARRANTS 60,168
TOTAL INVESTMENT SECURITIES — (99.1%)
(Cost $3,591,361,244) 4,351,067,613
SECURITIES LENDING COLLATERAL — ( 0.9% )
@§The DFA Short Term
Investment Fund 3,381,459 39,109,955
TOTAL INVESTMENTS — ( 100.0% )
(Cost $3,630,471,199) $ 4,390,177,568
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $193,437,245 which represented 4.5% of the net assets of the Fund.

Dimensional Emerging Markets Core Equity 2 ETF
continued
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 130,802,935 $ — $ — $ 130,802,935
Chile ................................ 15,734,197 — — 15,734,197
China ............................... 1,076,053,738 522,975 129,308 1,076,706,021
Colombia ............................ 3,068,790 126,770 423 3,195,983
Czechia ............................. 3,294,778 — — 3,294,778
Egypt ............................... 1,091,402 — — 1,091,402
Greece .............................. 16,795,634 — — 16,795,634
Hong Kong ........................... 241,374 — — 241,374
Hungary ............................. 7,398,373 — — 7,398,373
India ................................ 953,646,699 468,649 — 954,115,348
Indonesia ............................ 73,548,897 — 2,937 73,551,834
Korea, Republic of ..................... 436,553,860 20,797 249,800 436,824,457
Kuwait .............................. 26,749,884 — — 26,749,884
Malaysia ............................. 76,954,340 — — 76,954,340
Mexico .............................. 64,226,867 — — 64,226,867
Peru ................................ 2,074,792 — — 2,074,792
Philippines ........................... 22,632,115 — — 22,632,115
Poland .............................. 37,059,235 — — 37,059,235
Qatar ............................... 32,944,017 — — 32,944,017
Saudi Arabia .......................... 163,919,124 — — 163,919,124
South Africa .......................... 126,738,379 — — 126,738,379
Taiwan .............................. 866,438,731 105,899 — 866,544,630
Thailand ............................. 41,849,020 33,585,381 1,928 75,436,329
Turkey .............................. 37,125,659 — — 37,125,659
United Arab Emirates ................... 60,215,067 — — 60,215,067
Preferred Stocks
Brazil ............................... 38,353,661 — — 38,353,661
Colombia ............................ 281,010 — — 281,010
Rights/Warrants
Brazil ............................... 870 — — 870
China ............................... — 2,336 — 2,336
India ................................ — 14,480 — 14,480
Korea, Republic of ..................... — 2,726 — 2,726
Malaysia ............................. 5,520 — — 5,520
Taiwan .............................. — 11,273 — 11,273
Thailand ............................. 6,314 16,649 — 22,963
Securities Lending Collateral ............... — 39,109,955 — 39,109,955
Total Investments ........................ $4,315,805,282 $73,987,890 $384,396> $4,390,177,568
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional World Equity ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
$
Shares Value†
AFFILIATED INVESTMENT COMPANIES — ( 100.0% )
DOMESTIC — (71.9%)
Dimensional U.S. Core Equity 2
ETF 8,038,974 $ 273,405,506
Dimensional US Core Equity 1
ETF 1,451,269 91,255,795
TOTAL DOMESTIC 364,661,301
INTERNATIONAL — (28.1%)
Dimensional Emerging Markets
Core Equity 2 ETF 1,485,951 40,343,570
Dimensional Global Real Estate
ETF 387,821 10,676,712
Shares Value†
INTERNATIONAL — (Continued)
Dimensional International Core
Equity 2 ETF 3,441,972 $ 92,038,331
TOTAL INTERNATIONAL 143,058,613
TOTAL INVESTMENT IN
AFFILIATED INVESTMENT
COMPANIES — (100.0%)
(Cost $449,193,015) 507,719,914
TOTAL INVESTMENTS — ( 100.0% )
(Cost $449,193,015) $ 507,719,914
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Affiliated Investment Companies ............ $507,719,914 $— $ — $507,719,914
Total Investments ........................ $507,719,914 $— $— $507,719,914
See accompanying Notes to Financial Statements.

Dimensional Global Real Estate ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2024
4
Shares Value †
COMMON STOCKS — (97.1%)
AUSTRALIA — (6.0%)
Abacus Group 441,454 $ 349,874
Abacus Storage King 602,618 495,366
*Arena REIT 566,788 1,488,695
Aspen Group, Ltd. 7,838 11,295
Australian Unity Office Fund 34,057 26,880
BWP Trust 624,730 1,411,731
*Carindale Property Trust 128 391
*Centuria Capital Group 936,514 1,137,886
Centuria Industrial REIT 593,436 1,185,535
Centuria Office REIT 392,257 307,029
Charter Hall Group 545,706 5,400,871
#Charter Hall Long Wale REIT 754,601 1,927,625
Charter Hall Retail REIT 547,844 1,216,458
Charter Hall Social
Infrastructure REIT 380,448 650,394
Cromwell Property Group 1,278,884 347,632
Dexus 1,242,966 5,837,394
#Dexus Convenience Retail
REIT 107,898 209,899
Dexus Industria REIT 216,337 382,591
Elanor Commercial Property
Fund 129,738 51,412
Garda Property Group 632 507
GDI Property Group
Partnership 532,669 219,805
Goodman Group 2,028,260 48,676,539
GPT Group (The) 2,232,702 6,931,859
Growthpoint Properties
Australia, Ltd. 285,031 492,875
HealthCo REIT 448,737 338,011
*HMC Capital, Ltd. 23,172 154,357
HMC Capital, Ltd. 255,591 1,702,578
HomeCo Daily Needs REIT 1,803,876 1,435,567
Hotel Property Investments,
Ltd. 196,203 452,365
Ingenia Communities Group 499,072 1,575,618
Mirvac Group 4,641,447 6,505,906
*National Storage REIT 1,679,164 2,760,625
RAM Essential Services
Property Fund 292,598 126,490
Region RE, Ltd. 1,396,610 2,012,512
*Scentre Group 6,201,082 14,256,575
Stockland 2,814,234 9,548,399
Vicinity, Ltd. 4,442,235 6,343,057
Waypoint REIT, Ltd. 984,182 1,605,149
TOTAL AUSTRALIA 127,577,752
BELGIUM — (0.8%)
Aedifica SA 53,920 3,456,673
Ascencio 6,364 319,198
Care Property Invest NV 41,224 557,644
#*Cofinimmo SA 45,817 2,882,495
Home Invest Belgium SA 11,387 210,406
*Montea NV 20,999 1,527,432
Shares Value †
BELGIUM — (Continued)
*Nextensa SA 770 $ 35,444
*Retail Estates NV 12,982 875,229
Shurgard Self Storage, Ltd. 37,007 1,570,902
Vastned Belgium NV 8 265
*Warehouses De Pauw CVA 209,583 4,964,772
Wereldhave Belgium Comm
VA 12 619
*Xior Student Housing NV 39,136 1,304,377
TOTAL BELGIUM 17,705,456
CANADA — (1.1%)
#Allied Properties Real Estate
Investment Trust 64,700 852,641
#Artis Real Estate Investment
Trust 48,881 271,766
Automotive Properties Real
Estate Investment Trust 17,300 149,674
Boardwalk Real Estate
Investment Trust 24,816 1,287,131
BSR Real Estate Investment
Trust 25,306 323,664
#*BTB Real Estate Investment
Trust 33,867 86,007
Canadian Apartment
Properties REIT 92,881 3,091,036
Choice Properties Real Estate
Investment Trust 186,742 1,899,639
*Crombie Real Estate
Investment Trust 67,909 727,344
#*CT Real Estate Investment
Trust 53,605 585,677
*Dream Industrial Real Estate
Investment Trust 159,900 1,516,466
#Dream Office Real Estate
Investment Trust 10,134 154,851
European Residential Real
Estate Investment Trust 44,000 96,589
Firm Capital Property Trust 100 418
First Capital Real Estate
Investment Trust 123,700 1,577,808
Granite Real Estate
Investment Trust 834 42,167
Granite Real Estate
Investment Trust 32,601 1,776,982
H&R Real Estate Investment
Trust 167,353 1,268,999
*InterRent Real Estate
Investment Trust 93,427 763,394
*Killam Apartment Real Estate
Investment Trust 70,500 945,766
ΩMinto Apartment Real Estate
Investment Trust 18,500 190,315
Morguard North American
Residential Real Estate
Investment Trust 17,605 230,742

Dimensional Global Real Estate ETF
continued
Shares Value †
CANADA — (Continued)
#*Morguard Real Estate
Investment Trust 100 $ 400
Nexus Industrial REIT 27,400 161,575
NorthWest Healthcare
Properties Real Estate
Investment Trust 154,977 572,568
Plaza Retail REIT 43,700 117,248
Primaris Real Estate
Investment Trust 53,568 600,260
PRO Real Estate Investment
Trust 26,400 107,574
RioCan Real Estate
Investment Trust 174,903 2,383,986
#Slate Grocery REIT, Class U 28,804 278,958
#SmartCentres Real Estate
Investment Trust 86,800 1,551,123
*True North Commercial Real
Estate Investment Trust 2,200 18,702
TOTAL CANADA 23,631,470
CHINA — (0.0%)
China Merchants Commercial
Real Estate Investment Trust 12,000 1,898
Spring Real Estate Investment
Trust 3,000 776
Yuexiu Real Estate Investment
Trust 1,333,000 178,319
TOTAL CHINA 180,993
FRANCE — (1.6%)
Altarea SCA 4,923 539,809
*ARGAN SA 13,537 999,355
Carmila SA 66,873 1,253,084
Covivio Hotels SACA 104 2,134
*Covivio SA 61,585 3,496,754
Gecina SA 50,900 5,418,186
ICADE 41,750 1,089,631
Klepierre SA 264,824 8,441,155
Mercialys SA 120,823 1,419,271
Unibail-Rodamco-Westfield 138,939 11,294,799
TOTAL FRANCE 33,954,178
GERMANY — (0.0%)
*Deutsche Konsum REIT-AG 474 2,367
*Hamborner REIT AG 75,332 530,778
TOTAL GERMANY 533,145
HONG KONG — (0.8%)
Champion REIT 917,000 214,671
Fortune Real Estate
Investment Trust 2,152,000 1,123,832
*Link REIT 3,079,100 14,357,041
Prosperity REIT 1,287,000 215,206
*Regal Real Estate Investment
Trust 4,000 278
SF Real Estate Investment
Trust 406,000 159,802
Sunlight Real Estate
Investment Trust 1,203,000 289,361
TOTAL HONG KONG 16,360,191
Shares Value †
INDIA — (0.3%)
ΩBrookfield India Real Estate
Trust 238,180 $ 829,319
Embassy Office Parks REIT 875,809 4,117,496
ΩMindspace Business Parks
REIT 196,974 872,613
Nexus Select Trust 194,462 332,513
TOTAL INDIA 6,151,941
IRELAND — (0.0%)
Irish Residential Properties
REIT PLC 597,146 564,012
TOTAL IRELAND 564,012
ITALY — (0.0%)
*Immobiliare Grande
Distribuzione SIIQ SpA 64,150 171,673
TOTAL ITALY 171,673
JAPAN — (4.6%)
Activia Properties, Inc. 577 1,231,085
Advance Residence
Investment Corp. 1,548 3,109,719
AEON REIT Investment Corp. 1,884 1,575,720
Comforia Residential REIT,
Inc. 782 1,534,481
CRE Logistics REIT, Inc. 778 711,986
Daiwa House REIT Investment
Corp. 2,281 3,475,596
#Daiwa Office Investment
Corp. 623 1,231,072
Daiwa Securities Living
Investments Corp. 2,243 1,348,819
ESCON Japan Reit Investment
Corp. 295 224,651
Frontier Real Estate
Investment Corp. 555 1,471,984
Fukuoka REIT Corp. 779 727,220
Global One Real Estate
Investment Corp. 1,461 940,910
GLP J-REIT 5,548 4,884,207
#Hankyu Hanshin REIT, Inc. 540 427,533
Health Care & Medical
Investment Corp. 340 243,965
#Heiwa Real Estate REIT, Inc. 1,004 802,804
#Hoshino Resorts REIT, Inc. 462 702,137
Hulic Reit, Inc. 1,169 1,013,018
Ichigo Hotel REIT Investment
Corp. 265 228,249
Ichigo Office REIT Investment
Corp. 1,054 541,098
Industrial & Infrastructure Fund
Investment Corp. 3,265 2,469,247
Invincible Investment Corp. 8,635 3,531,663
Japan Excellent, Inc. 1,310 1,013,944
Japan Hotel REIT Investment
Corp. 6,750 3,124,077
Japan Logistics Fund, Inc. 956 1,712,735
Japan Metropolitan Fund
Invest 8,680 5,322,252
#Japan Prime Realty
Investment Corp. 916 2,014,508

Dimensional Global Real Estate ETF
continued
Shares Value †
JAPAN — (Continued)
Japan Real Estate Investment
Corp. 1,461 $ 5,313,599
KDX Realty Investment Corp. 4,854 4,623,768
LaSalle Logiport REIT 2,158 2,054,226
Marimo Regional Revitalization
REIT, Inc. 239 173,376
#Mirai Corp. 1,913 501,719
Mitsubishi Estate Logistics
REIT Investment Corp. 493 1,152,194
Mitsui Fudosan Logistics Park,
Inc. 3,416 2,276,084
Mori Hills REIT Investment
Corp. 1,550 1,290,267
Mori Trust Reit, Inc. 2,880 1,162,777
Nippon Accommodations
Fund, Inc. 610 2,442,803
#Nippon Building Fund, Inc. 9,058 7,760,177
Nippon Hotel & Residential
Investment Corp. 227 105,360
#Nippon Prologis REIT, Inc. 2,623 4,218,841
NIPPON REIT Investment
Corp. 485 1,004,546
Nomura Real Estate Master
Fund, Inc. 4,586 4,335,362
#NTT UD REIT Investment
Corp. 1,601 1,147,738
One REIT, Inc. 248 380,975
Orix JREIT, Inc. 2,557 2,640,513
Samty Residential Investment
Corp. 402 248,075
Sankei Real Estate, Inc. 449 233,159
Sekisui House Reit, Inc. 5,666 2,696,767
#SOSiLA Logistics REIT, Inc. 816 589,266
Star Asia Investment Corp. 2,858 955,012
#Starts Proceed Investment
Corp. 218 249,736
#Takara Leben Real Estate
Investment Corp. 1,322 736,831
Tokyu REIT, Inc. 918 932,313
#Tosei Reit Investment Corp. 315 260,975
United Urban Investment Corp. 3,295 2,957,010
XYMAX REIT Investment
Corp. 290 212,467
TOTAL JAPAN 98,270,616
KOREA, REPUBLIC OF — (0.2%)
D&D Platform REIT Co., Ltd. 30,988 64,671
E KOCREF CR-REIT Co., Ltd. 43,923 139,885
ESR Kendall Square REIT
Co., Ltd. 163,194 590,100
IGIS Residence REIT Co., Ltd. 5,270 14,989
IGIS Value Plus REIT Co., Ltd. 61,273 225,556
JR Global REIT 288,588 651,414
KB Star Real Estate
Investment Trust, Inc. 45,787 139,352
Koramco Life Infra REIT Co.,
Ltd. 81,855 274,629
Koramco The One REIT 3,276 11,490
LOTTE Reit Co., Ltd. 164,762 402,353
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Mirae Asset Global REIT Co.,
Ltd. 39,953 $ 82,512
Miraeasset Maps Reit1 Co.,
Ltd. 12,770 27,159
Shinhan Alpha REIT Co., Ltd. 161,850 679,066
SK REITs Co., Ltd. 227,150 762,928
TOTAL KOREA, REPUBLIC
OF 4,066,104
MALAYSIA — (0.2%)
Al-'Aqar Healthcare REIT 900 292
#Axis Real Estate Investment
Trust 2,082,665 851,329
Capitaland Malaysia Trust 1,572,999 251,450
IGB Real Estate Investment
Trust 1,570,700 746,074
KLCCP Stapled Group 148,700 271,660
#Pavilion Real Estate
Investment Trust 1,994,800 701,528
Sunway Real Estate
Investment Trust 2,177,100 894,903
YTL Hospitality REIT 628,000 172,094
TOTAL MALAYSIA 3,889,330
MEXICO — (0.4%)
Asesor de Activos Prisma
SAPI de CV 3,487 841
Concentradora Fibra Danhos
SA de CV 344,166 371,031
ΩConcentradora Fibra
Hotelera Mexicana SA de CV 3,200 1,471
ΩFIBRA Macquarie Mexico 912,296 1,508,048
Fibra Uno Administracion SA
de CV 2,199,626 2,529,416
Prologis Property Mexico SA
de CV 864,412 2,889,283
TF Administradora Industrial S
de RL de CV 779,964 1,431,387
TOTAL MEXICO 8,731,477
NETHERLANDS — (0.1%)
Eurocommercial Properties NV 54,715 1,387,017
NSI NV 21,785 468,286
Vastned Retail NV 13,374 357,904
Wereldhave NV 39,982 614,634
TOTAL NETHERLANDS 2,827,841
NEW ZEALAND — (0.3%)
Argosy Property, Ltd. 917,141 592,232
Goodman Property Trust 1,270,893 1,599,725
Kiwi Property Group, Ltd. 1,994,400 1,115,748
Precinct Properties Group 1,839,506 1,379,424
#Property for Industry, Ltd. 549,716 713,216
Stride Property Group 597,701 494,453
Vital Healthcare Property Trust 572,575 657,682
TOTAL NEW ZEALAND 6,552,480
PHILIPPINES — (0.0%)
AREIT, Inc. 756,500 507,718
MREIT, Inc. 351,000 82,752
TOTAL PHILIPPINES 590,470

Dimensional Global Real Estate ETF
continued
Shares Value †
SAUDI ARABIA — (0.1%)
Al Rajhi REIT 300,468 $ 683,227
Derayah REIT 51,865 86,173
Jadwa REIT Saudi Fund 149,862 453,293
Musharaka Real Estate
Income Fund 55,351 73,542
Riyad REIT Fund 130,338 225,576
TOTAL SAUDI ARABIA 1,521,811
SINGAPORE — (2.5%)
AIMS APAC REIT 651,300 625,256
CapitaLand Ascendas REIT 4,228,200 8,597,670
CapitaLand Ascott Trust 3,062,000 2,094,724
CapitaLand China Trust 1,598,000 912,004
CapitaLand Integrated
Commercial Trust 6,681,128 10,201,738
CDL Hospitality Trusts 883,300 600,930
Daiwa House Logistics Trust 510,600 227,722
Digital Core REIT
Management Pte, Ltd. 877,300 548,313
ESR-LOGOS REIT 8,505,385 1,800,218
Far East Hospitality Trust 1,040,800 487,789
First Real Estate Investment
Trust 1,018,900 204,103
Frasers Centrepoint Trust 1,491,300 2,525,143
Frasers Hospitality Trust 525,700 170,875
Frasers Logistics &
Commercial Trust 3,492,000 2,824,431
IREIT Global 3,200 714
Keppel DC REIT 1,603,300 2,775,385
*Keppel Pacific Oak US REIT 827,900 206,975
Keppel REIT 2,778,700 1,890,415
Lendlease Global Commercial
REIT 2,328,078 1,011,902
*Manulife US Real Estate
Investment Trust 1,799,500 201,544
#Mapletree Industrial Trust 2,463,900 4,469,998
*Mapletree Logistics Trust 4,054,500 4,076,260
Mapletree Pan Asia
Commercial Trust 2,647,700 2,621,881
OUE Real Estate Investment
Trust 1,382,900 303,153
PARAGON REIT 919,600 608,247
Parkway Life Real Estate
Investment Trust 424,200 1,212,092
#Prime US REIT 706,800 125,810
Sabana Industrial Real Estate
Investment Trust 4,500 1,225
Sasseur Real Estate
Investment Trust 577,300 301,109
*Starhill Global REIT 1,495,598 576,578
Suntec Real Estate Investment
Trust 2,218,700 1,995,807
*United Hampshire US REIT 53,859 25,852
TOTAL SINGAPORE 54,225,863
SOUTH AFRICA — (0.5%)
Attacq, Ltd. 757,662 562,247
Burstone Group, Ltd. 713,404 378,088
Emira Property Fund, Ltd. 32,163 20,866
#*Equites Property Fund, Ltd. 904,381 717,674
Shares Value †
SOUTH AFRICA — (Continued)
Fairvest, Ltd., Class B 1,195,309 $ 316,405
Growthpoint Properties, Ltd. 4,098,229 3,024,994
Hyprop Investments, Ltd. 423,121 998,929
Octodec Investments, Ltd. 660 448
Redefine Properties, Ltd. 7,576,257 2,095,469
Resilient REIT, Ltd. 362,608 1,150,788
SA Corporate Real Estate, Ltd. 2,506,212 401,164
Stor-Age Property REIT, Ltd. 409,250 349,761
Vukile Property Fund, Ltd. 1,272,967 1,339,207
TOTAL SOUTH AFRICA 11,356,040
SPAIN — (0.3%)
Inmobiliaria Colonial Socimi
SA 328,087 1,982,178
Lar Espana Real Estate
Socimi SA 54,278 484,378
Merlin Properties Socimi SA 437,193 4,869,777
TOTAL SPAIN 7,336,333
TAIWAN — (0.0%)
Cathay No 1 REIT 5,000 2,480
TOTAL TAIWAN 2,480
THAILAND — (0.1%)
Frasers Property Thailand
Industrial Freehold &
Leasehold REIT, Class F 1,932,800 612,860
IMPACT Growth Real Estate
Investment Trust, Class F 575,400 199,502
WHA Premium Growth
Freehold & Leasehold Real
Estate Investment Trust 2,277,100 695,040
TOTAL THAILAND 1,507,402
TURKEY — (0.1%)
AKIS Gayrimenkul Yatirimi AS 1,145,250 204,400
Akmerkez Gayrimenkul Yatirim
Ortakligi AS 8,645 51,103
Alarko Gayrimenkul Yatirim
Ortakligi AS 73,869 37,419
*Emlak Konut Gayrimenkul
Yatirim Ortakligi AS 1,933,020 567,669
Halk Gayrimenkul Yatirim
Ortakligi AS 993,522 66,640
*Is Gayrimenkul Yatirim
Ortakligi AS 495,516 245,372
*Kiler Gayrimenkul Yatirim
Ortakligi AS 847,603 87,998
*Kuyumcukent Gayrimenkul
Yatirimlari AS 60,800 125,713
*Marti Gayrimenkul Yatirim
Ortakligi AS 163,277 18,570
*Ozak Gayrimenkul Yatirim
Ortakligi 458,036 124,226
Panora Gayrimenkul Yatirim
Ortakligi 66,333 102,623
*Pera Yatirim Holding AS 877,800 44,286
*Reysas Gayrimenkul Yatirim
Ortakligi AS 549,172 203,235
*Servet Gayrimenkul Yatirim
Ortakligi AS 13,928 111,598

Dimensional Global Real Estate ETF
continued
Shares Value †
TURKEY — (Continued)
Torunlar Gayrimenkul Yatirim
Ortakligi AS 202,656 $ 280,607
*Vakif Gayrimenkul Yatirim
Ortakligi AS 1,355,799 71,961
Yeni Gimat Gayrimenkul
Ortakligi AS 74,074 114,491
TOTAL TURKEY 2,457,911
UNITED KINGDOM — (3.6%)
Abrdn Property Income Trust,
Ltd. 301,750 236,257
*Assura PLC 290,025 150,042
Balanced Commercial Property
Trust, Ltd. 209,944 257,767
Big Yellow Group PLC 265,195 4,118,634
British Land Co. PLC (The) 1,366,568 7,003,086
Care REIT PLC 171,504 191,388
CLS Holdings PLC 34,403 41,001
Custodian Property Income
Reit PLC 299,798 301,409
Derwent London PLC 134,475 3,786,226
Ediston Property Investment
Co. PLC 1,210 1,070
Empiric Student Property PLC 879,477 1,068,507
Great Portland Estates PLC 147,423 594,188
*Hammerson PLC 433,520 1,601,831
Land Securities Group PLC 995,988 7,702,126
*LondonMetric Property PLC 2,871,166 7,161,120
*NewRiver REIT PLC 258,009 256,410
Palace Capital PLC 45,295 131,025
Picton Property Income, Ltd. 180,741 161,031
Primary Health Properties PLC 422,407 517,813
PRS REIT PLC (The) 480,542 653,639
ΩRegional REIT, Ltd. 76,186 125,569
ΩResidential Secure Income
PLC 102,444 75,073
Safestore Holdings PLC 295,707 3,075,608
Schroder Real Estate
Investment Trust, Ltd. 633,280 410,343
*Segro PLC 1,936,930 19,553,077
Shaftesbury Capital PLC 1,783,251 3,111,095
Sirius Real Estate, Ltd. 643,501 738,791
Target Healthcare REIT PLC 727,614 848,456
Town Centre Securities PLC 35,646 64,618
ΩTriple Point Social Housing
REIT PLC 372,991 310,738
Tritax Big Box REIT PLC 2,943,863 5,340,298
*UNITE Group PLC (The) 620,922 6,988,985
Urban Logistics REIT PLC 103,730 157,098
Warehouse Reit PLC 110,739 122,724
Workspace Group PLC 156,210 1,110,593
TOTAL UNITED KINGDOM 77,967,636
UNITED STATES — (73.5%)
Acadia Realty Trust 119,389 2,923,837
Agree Realty Corp. 116,173 8,625,845
Alexander & Baldwin, Inc. 37,953 706,305
Alexander's, Inc. 2,471 560,991
#Alexandria Real Estate
Equities, Inc. 183,181 20,433,841
Shares Value †
UNITED STATES — (Continued)
Alpine Income Property Trust,
Inc. 12,486 $ 218,880
American Assets Trust, Inc. 54,191 1,460,447
American Homes 4 Rent,
Class A 381,456 13,442,509
American Tower Corp. 542,892 115,929,158
Americold Realty Trust, Inc. 318,885 8,188,967
*Apartment Investment and
Management Co. 139,723 1,179,262
Apple Hospitality REIT, Inc. 301,718 4,456,375
AvalonBay Communities, Inc. 164,946 36,553,683
Braemar Hotels & Resorts, Inc. 62,279 178,118
Brandywine Realty Trust 186,326 944,673
Brixmor Property Group, Inc. 349,667 9,423,526
Broadstone Net Lease, Inc. 215,994 3,799,334
BRT Apartments Corp. 13,189 214,057
BXP, Inc. 171,916 13,849,553
Camden Property Trust 123,410 14,289,644
CareTrust REIT, Inc. 177,473 5,798,043
CBL & Associates Properties,
Inc. 14,160 374,532
Centerspace 17,189 1,197,386
Chatham Lodging Trust 48,655 384,374
City Office REIT, Inc. 41,846 214,252
Clipper Realty, Inc. 10,006 65,839
Community Healthcare Trust,
Inc. 6,927 129,951
COPT Defense Properties 129,981 4,185,388
Cousins Properties, Inc. 186,469 5,711,545
Crown Castle, Inc. 468,615 50,371,426
CTO Realty Growth, Inc. 22,535 436,052
CubeSmart 260,728 12,473,228
*Curbline Properties Corp. 102,946 2,329,668
DiamondRock Hospitality Co. 234,833 2,012,519
Digital Realty Trust, Inc. 379,809 67,693,358
Diversified Healthcare Trust 156,756 559,619
#Douglas Emmett, Inc. 185,548 3,300,899
Easterly Government
Properties, Inc. 108,677 1,473,660
EastGroup Properties, Inc. 56,471 9,672,353
Elme Communities 102,493 1,729,057
Empire State Realty Trust, Inc. 154,384 1,636,470
#EPR Properties 93,406 4,237,830
Equinix, Inc. 110,310 100,170,305
*Equity Commonwealth 75,711 1,498,321
Equity LifeStyle Properties,
Inc. 205,447 14,405,944
Equity Residential 408,686 28,759,234
#Essential Properties Realty
Trust, Inc. 212,940 6,748,069
Essex Property Trust, Inc. 74,255 21,078,024
Extra Space Storage, Inc. 245,855 40,148,121
Federal Realty Investment
Trust 87,244 9,670,125
First Industrial Realty Trust,
Inc. 152,754 8,018,057
Four Corners Property Trust,
Inc. 104,418 2,877,760

Dimensional Global Real Estate ETF
continued
Shares Value †
UNITED STATES — (Continued)
Franklin Street Properties
Corp. 3,827 $ 6,774
Gaming and Leisure
Properties, Inc. 318,088 15,964,837
#Getty Realty Corp. 55,480 1,741,517
Gladstone Commercial Corp. 45,915 722,932
Global Medical REIT, Inc. 67,420 612,848
Global Net Lease, Inc. 217,123 1,691,388
Healthcare Realty Trust, Inc. 434,493 7,464,590
Healthpeak Properties, Inc. 812,877 18,249,089
#Highwoods Properties, Inc. 122,035 4,093,054
Host Hotels & Resorts, Inc. 813,641 14,027,171
#Hudson Pacific Properties,
Inc. 137,746 595,063
#Independence Realty Trust,
Inc. 314,957 6,179,456
Industrial Logistics Properties
Trust 63,501 224,476
Innovative Industrial
Properties, Inc. 34,347 4,437,289
InvenTrust Properties Corp. 80,696 2,376,497
Invitation Homes, Inc. 709,711 22,292,023
Iron Mountain, Inc. 339,998 42,067,953
#JBG SMITH Properties 89,953 1,529,201
#Kilroy Realty Corp. 134,838 5,423,184
Kimco Realty Corp. 781,085 18,527,336
Kite Realty Group Trust 255,998 6,571,469
Lamar Advertising Co., Class
A 101,120 13,347,840
LTC Properties, Inc. 44,747 1,709,335
LXP Industrial Trust 328,569 3,101,691
Macerich Co. (The) 253,468 4,739,852
#Medical Properties Trust, Inc. 660,562 3,058,402
Mid-America Apartment
Communities, Inc. 134,829 20,405,021
Modiv Industrial, Inc. 5,067 85,734
National Health Investors, Inc. 51,604 3,955,447
National Storage Affiliates
Trust 80,415 3,389,492
*NET Lease Office Properties 11,585 348,013
#NETSTREIT Corp. 84,023 1,302,356
NexPoint Residential Trust,
Inc. 24,274 1,011,012
NNN REIT, Inc. 212,810 9,244,466
Office Properties Income Trust 6,071 9,653
#Omega Healthcare Investors,
Inc. 297,451 12,632,744
One Liberty Properties, Inc. 18,269 487,782
Orion Office REIT, Inc. 58,610 218,615
Outfront Media, Inc. 147,785 2,624,662
Paramount Group, Inc. 189,175 917,499
Park Hotels & Resorts, Inc. 268,482 3,729,215
Peakstone Realty Trust 4,311 56,560
Pebblebrook Hotel Trust 133,536 1,599,761
Phillips Edison & Co., Inc. 150,505 5,690,594
Piedmont Office Realty Trust,
Inc., Class A 137,006 1,361,840
Plymouth Industrial REIT, Inc. 44,914 912,652
Shares Value †
UNITED STATES — (Continued)
Postal Realty Trust, Inc., Class
A 22,044 $ 320,740
Prologis, Inc. 1,074,061 121,304,449
Public Storage 183,778 60,473,989
Realty Income Corp. 1,012,414 60,107,019
Regency Centers Corp. 202,628 14,475,744
Retail Opportunity Investments
Corp. 137,648 2,133,544
Rexford Industrial Realty, Inc. 252,639 10,835,687
#RLJ Lodging Trust 168,371 1,490,083
Ryman Hospitality Properties,
Inc. 65,175 6,976,984
Sabra Health Care REIT, Inc. 276,500 5,364,100
Saul Centers, Inc. 14,148 553,753
SBA Communications Corp. 124,696 28,613,991
Service Properties Trust 148,286 474,515
#Sila Realty Trust, Inc. 32,474 817,695
Simon Property Group, Inc. 378,873 64,075,002
*SITE Centers Corp. 51,473 820,994
#SL Green Realty Corp. 79,293 5,995,344
STAG Industrial, Inc. 211,015 7,866,639
Summit Hotel Properties, Inc. 117,607 719,755
Sun Communities, Inc. 143,426 19,029,762
Sunstone Hotel Investors, Inc. 224,396 2,264,156
#Tanger, Inc. 131,940 4,384,366
Terreno Realty Corp. 112,524 6,745,814
#UDR, Inc. 363,635 15,341,761
UMH Properties, Inc. 84,440 1,574,806
Uniti Group, Inc. 253,158 1,283,511
Universal Health Realty
Income Trust 14,811 585,923
Urban Edge Properties 131,267 2,919,378
Ventas, Inc. 478,628 31,345,348
Veris Residential, Inc. 81,224 1,337,759
VICI Properties, Inc. 1,210,009 38,429,886
Vornado Realty Trust 186,411 7,719,280
Welltower, Inc. 707,906 95,482,361
Whitestone REIT 47,801 658,698
WP Carey, Inc. 253,667 14,134,325
Xenia Hotels & Resorts, Inc. 112,820 1,598,659
TOTAL UNITED STATES 1,575,734,619
TOTAL COMMON STOCKS 2,083,869,224
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Xior Student Housing NV
12/31/2024 28,313 16,036
TOTAL BELGIUM 16,036
KOREA, REPUBLIC OF — (0.0%)
*D&D Platform REIT Co., Ltd.
12/2/2024 11,548 –
*Lotte REIT Co., Ltd.
11/6/2024 26,253 –
TOTAL KOREA, REPUBLIC
OF –

Dimensional Global Real Estate ETF
continued
Shares Value †
SINGAPORE — (0.0%)
*ESR-LOGOS REIT 11/4/2024 329,991 $ –
TOTAL SINGAPORE –
TOTAL RIGHTS/WARRANTS 16,036
TOTAL INVESTMENT SECURITIES — (97.1%)
(Cost $1,846,269,309) 2,083,885,260
Shares Value †
SECURITIES LENDING COLLATERAL — ( 2.9% )
@§The DFA Short Term
Investment Fund 5,300,188 $ 61,301,978
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,907,571,287) $ 2,145,187,238
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $3,913,146 which represented 0.2% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 127,423,395 $ 154,357 $ — $ 127,577,752
Belgium ............................. 17,705,456 — — 17,705,456
Canada ............................. 23,631,470 — — 23,631,470
China ............................... 180,993 — — 180,993
France .............................. 33,954,178 — — 33,954,178
Germany ............................ 533,145 — — 533,145
Hong Kong ........................... 16,360,191 — — 16,360,191
India ................................ 6,151,941 — — 6,151,941
Ireland .............................. 564,012 — — 564,012
Italy ................................ 171,673 — — 171,673
Japan ............................... 98,270,616 — — 98,270,616
Korea, Republic of ..................... 4,066,104 — — 4,066,104
Malaysia ............................. 3,889,330 — — 3,889,330
Mexico .............................. 8,731,477 — — 8,731,477
Netherlands .......................... 2,827,841 — — 2,827,841
New Zealand ......................... 6,552,480 — — 6,552,480
Philippines ........................... 590,470 — — 590,470
Saudi Arabia .......................... 1,521,811 — — 1,521,811
Singapore ............................ 54,225,863 — — 54,225,863
South Africa .......................... 11,356,040 — — 11,356,040
Spain ............................... 7,336,333 — — 7,336,333
Taiwan .............................. 2,480 — — 2,480
Thailand ............................. — 1,507,402 — 1,507,402
Turkey .............................. 2,457,911 — — 2,457,911
United Kingdom ....................... 77,966,566 1,070 — 77,967,636
United States ......................... 1,575,734,619 — — 1,575,734,619
Rights/Warrants
Belgium ............................. — 16,036 — 16,036
Korea, Republic of ..................... — — — —
Singapore ............................ — — — —
Securities Lending Collateral ............... — 61,301,978 — 61,301,978
Total Investments ........................ $2,082,206,395 $62,980,843 $— $2,145,187,238
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
International
Core Equity
Market ETF
Dimensional
International
Core Equity 2
ETF
Dimensional
International
Small Cap
Value ETF
ASSETS:
Investment Securities at Value (including $210,145, $277,911 and $71,202 of securities on loan, respectively) ............................. $ 7,059,340 $ 6,898,993 $ 2,116,277
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$157,794, $219,520 and $65,906, respectively) (Note G) ........... 157,794 219,520 65,906
Segregated Cash for Futures Contracts ........................... 418 — —
Foreign Currencies at Value .................................... 2,669 4,970 847
Cash ...................................................... 24,625 14,186 3,471
Receivables:
Investment Securities Sold ................................... 199 208 2,265
Dividends and Interest ....................................... 17,608 18,849 8,380
Cash Collateral for ETF Capital Activity ......................... 1,972 1,474 148
Capital Shares Issued ....................................... — 132 —
Tax Reclaims .............................................. 10,052 6,410 2,930
Total Assets ............................................. 7,274,677 7,164,742 2,200,224
LIABILITIES:
Payables:
Investment Securities Purchased .............................. — 2,384 3
Upon Return of Securities Loaned ............................. 157,794 219,520 65,906
Futures Margin Variation ..................................... 172 — —
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 1,102 1,193 667
Administration and Accounting ................................ — 56 30
Collateral for ETF Capital Activity .............................. 1,972 1,474 148
Custodian ................................................. — 119 50
Trustee ................................................... — 10 5
Other Expenses ............................................ 10 282 87
Total Liabilities ........................................... 161,050 225,038 66,896
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
NET ASSETS ............................................... $ 7,113,627 $ 6,939,704 $ 2,133,328
SHARES OUTSTANDING, NO PAR VALUE ....................... 235,900,000 259,900,000 78,050,000
Net Asset Value, Offering and Redemption price per share ............ $ 30.16 $ 26.70 $ 27.33
Investment Securities at Cost ................................... $ 6,267,920 $ 5,918,116 $ 1,933,513
Foreign Currencies at Cost ..................................... $ 2,693 $ 5,046 $ 844
NET ASSETS CONSIST OF:
Paid-In Capital ............................................... $ 6,489,690 $ 6,161,543 $ 1,988,945
Total Distributable Earnings (Loss) ............................... 623,937 778,161 144,383
NET ASSETS ............................................... $ 7,113,627 $ 6,939,704 $ 2,133,328

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
International
Small Cap ETF
Dimensional
International
High
Profitability ETF
Dimensional
International
Vector Equity
ETF
ASSETS:
Investment Securities at Value (including $111,423, $112,140 and $1,297 of securities on loan, respectively) ............................. $ 2,072,560 $ 2,762,866 $ 44,458
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$70,784, $88,938 and $945, respectively) (Note G) ................ 70,784 88,938 945
Segregated Cash for Futures Contracts ........................... 193 — —
Foreign Currencies at Value .................................... 1,439 2,908 80
Cash ...................................................... 6,771 3,411 88
Receivables:
Investment Securities Sold ................................... 5,248 — —
Dividends and Interest ....................................... 7,559 4,954 119
Cash Collateral for ETF Capital Activity ......................... 47,080 435 —
Capital Shares Issued ....................................... 453 — —
Tax Reclaims .............................................. 1,572 2,368 1
Total Assets ............................................. 2,213,659 2,865,880 45,691
LIABILITIES:
Payables:
Investment Securities Purchased .............................. 5,370 — 99
Upon Return of Securities Loaned ............................. 70,784 88,938 945
Futures Margin Variation ..................................... 74 — —
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 604 595 1
Administration and Accounting ................................ 31 32 3
Collateral for ETF Capital Activity .............................. 47,080 435 —
Custodian ................................................. 40 27 6
Trustee ................................................... 4 5 1
Other Expenses ............................................ 157 162 8
Total Liabilities ........................................... 124,144 90,194 1,063
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
NET ASSETS ............................................... $ 2,089,515 $ 2,775,686 $ 44,628
SHARES OUTSTANDING, NO PAR VALUE ....................... 82,400,000 106,300,000 900,000
Net Asset Value, Offering and Redemption price per share ............ $ 25.36 $ 26.11 $ 49.59
Investment Securities at Cost ................................... $ 1,936,359 $ 2,554,634 $ 45,527
Foreign Currencies at Cost ..................................... $ 1,454 $ 2,941 $ 81
NET ASSETS CONSIST OF:
Paid-In Capital ............................................... $ 2,013,645 $ 2,622,737 $ 45,542
Total Distributable Earnings (Loss) ............................... 75,870 152,949 (914)
NET ASSETS ............................................... $ 2,089,515 $ 2,775,686 $ 44,628

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Emerging Core
Equity Market
ETF
Dimensional
Emerging
Markets High
Profitability ETF
Dimensional
Emerging
Markets Value
ETF
ASSETS:
Investment Securities at Value (including $185,403, $7,372 and $26,645 of securities on loan, respectively) ............................... $ 4,835,865 $ 206,827 $ 776,828
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$56,300, $2,554 and $3,899, respectively) (Note G) ............... 56,300 2,554 3,899
Segregated Cash for Futures Contracts ........................... — 98 324
Foreign Currencies at Value .................................... 8,519 657 3,876
Cash ...................................................... 4,791 393 3,772
Receivables:
Investment Securities Sold ................................... — 424 747
Dividends and Interest ....................................... 5,827 289 1,193
Tax Reclaims .............................................. 93 6 24
Total Assets ............................................. 4,911,395 211,248 790,663
LIABILITIES:
Payables:
Investment Securities Purchased .............................. — 556 4,211
Upon Return of Securities Loaned ............................. 56,300 2,554 3,899
Accrued Foreign Taxes ...................................... 35,503 1,693 5,438
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 1,452 47 196
Administration and Accounting ................................ — 4 15
Custodian ................................................. — 12 65
Trustee ................................................... — 1 2
Other Expenses ............................................ 9 10 34
Total Liabilities ........................................... 93,264 4,877 13,860
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
NET ASSETS ............................................... $ 4,818,131 $ 206,371 $ 776,803
SHARES OUTSTANDING, NO PAR VALUE ....................... 182,100,000 8,050,000 28,300,000
Net Asset Value, Offering and Redemption price per share ............ $ 26.46 $ 25.64 $ 27.45
Investment Securities at Cost ................................... $ 4,202,225 $ 165,409 $ 642,934
Foreign Currencies at Cost ..................................... $ 8,540 $ 658 $ 3,884
NET ASSETS CONSIST OF:
Paid-In Capital ............................................... $ 4,418,056 $ 186,758 $ 691,604
Total Distributable Earnings (Loss) ............................... 400,075 19,613 85,199
NET ASSETS ............................................... $ 4,818,131 $ 206,371 $ 776,803

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets Core
Equity 2 ETF
Dimensional
World Equity
ETF
Dimensional
Global Real
Estate ETF
ASSETS:
Investments in Affiliated Investment Company at Value .............. $ — $ 507,720 $ —
Investment Securities at Value (including $234,415, $— and $65,548 of securities on loan, respectively) ............................... 4,351,068 — 2,083,885
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$39,110, $— and $61,302, respectively) (Note G) ................. 39,110 — 61,302
Foreign Currencies at Value .................................... 11,055 — 2,728
Cash ...................................................... 7,824 265 6,185
Receivables:
Investment Securities Sold ................................... 1,561 — 52
Dividends and Interest ....................................... 5,641 8 2,092
Cash Collateral for ETF Capital Activity ......................... — — 45
Capital Shares Issued ....................................... — 34 220
Tax Reclaims .............................................. 97 — 256
Total Assets ............................................. 4,416,356 508,027 2,156,765
LIABILITIES:
Payables:
Investment Securities Purchased .............................. — — 1,428
Upon Return of Securities Loaned ............................. 39,110 — 61,302
Accrued Foreign Taxes ...................................... 33,192 — 128
Accrued Expenses and Other Liabilities:
Advisory Fee .............................................. 1,035 — 285
Administration and Accounting ................................ 38 3 22
Collateral for ETF Capital Activity .............................. — — 45
Custodian ................................................. 372 1 14
Filing Fees ................................................ 170 47 92
Trustee ................................................... 8 1 4
Printing Fees .............................................. 11 5 1
Professional Fees .......................................... 16 6 8
Other Expenses ............................................ 8 1 3
Total Liabilities ........................................... 73,960 64 63,332
Commitments and Contingent Liabilities (Note D) $ — $ — $ —
NET ASSETS ............................................... $ 4,342,396 $ 507,963 $ 2,093,433
SHARES OUTSTANDING, NO PAR VALUE ....................... 159,900,000 8,160,000 76,150,000
Net Asset Value, Offering and Redemption price per share ............ $ 27.16 $ 62.25 $ 27.49
Investments in affiliated Investment Companies at Cost $ – $ 449,193 $ –
Investment Securities at Cost ................................... $ 3,591,361 $ – $ 1,846,269
Foreign Currencies at Cost ..................................... $ 11,109 $ — $ 2,796
NET ASSETS CONSIST OF:
Paid-In Capital ............................................... $ 3,829,917 $ 449,343 $ 1,867,903
Total Distributable Earnings (Loss) ............................... 512,479 58,620 225,530
NET ASSETS ............................................... $ 4,342,396 $ 507,963 $ 2,093,433

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
International
Core Equity
Market ETF
Dimensional
International
Core Equity 2
ETF
Dimensional
International
Small Cap
Value ETF
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $—, $— and $—, respectively) .... $ 931 $ 1,073 $ 554
Dividends (Net of Foreign Taxes Withheld of $22,688, $23,091 and $8,234,
respectively) ................................................... 165,882 172,223 62,816
Dividend Income from Affiliated Investments ............................ 7,752 10,775 1,819
Income from Securities Lending, Net .................................. 1,580 2,435 665
Other Income ..................................................... — — —
Total Investment Income ........................................ 176,145 186,506 65,854
EXPENSES:
Investment Management Fees (Note D) .............................. 10,524 11,709 7,097
Administration and Accounting ..................................... — 253 87
Custodian ...................................................... — 473 215
Filing Fees ..................................................... — 310 100
Trustees’ Fees & Expenses ....................................... — 30 9
Printing Fees ................................................... — 140 70
Professional Fees ............................................... — 104 33
Exchange Listing Fee ............................................ — 5 6
Previously Waived Fees Recovered by Advisor (Note D) ................. — 166 63
Other Expenses ................................................. 39 183 67
Total Expenses ............................................... 10,563 13,373 7,747
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... — — (102)
Net Expenses .................................................. 10,563 13,373 7,645
Net Investment Income (Loss) .................................... 165,582 173,133 58,209
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ........... (39,928) (154,865) (14,765)
In-Kind Transactions ............................................. — — 132,321
Futures ........................................................ 4,902 5,753 4,757
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................ 872,278 975,053 143,870
Futures ........................................................ 6 — —
Net Realized and Unrealized Gain (Loss) .......................... 837,258 825,941 266,183
Net Increase (Decrease) in Net Assets Resulting from Operations ....... $ 1,002,840 $ 999,074 $ 324,392

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
International
Small Cap
ETF
Dimensional
International
High
Profitability
ETF
Dimensional
International
Vector Equity
ETF(a)
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $—, $— and $—, respectively) .... $ 322 $ 424 $ 1
Dividends (Net of Foreign Taxes Withheld of $5,624, $7,848 and $22,
respectively) ................................................... 43,724 53,566 171
Dividend Income from Affiliated Investments ............................ 2,182 4,158 9
Income from Securities Lending, Net .................................. 1,052 565 1
Other Income ..................................................... — — —
Total Investment Income ........................................ 47,280 58,713 182
EXPENSES:
Investment Management Fees (Note D) .............................. 5,158 5,292 18
Administration and Accounting ..................................... 71 96 3
Custodian ...................................................... 187 129 6
Filing Fees ..................................................... 165 168 1
Trustees’ Fees & Expenses ....................................... 6 11 1
Printing Fees ................................................... 87 91 2
Professional Fees ............................................... 23 38 1
Exchange Listing Fee ............................................ 6 6 2
Previously Waived Fees Recovered by Advisor (Note D) ................. 82 — —
Other Expenses ................................................. 51 77 1
Total Expenses ............................................... 5,836 5,908 35
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... (86) — (16)
Net Expenses .................................................. 5,750 5,908 19
Net Investment Income (Loss) .................................... 41,530 52,805 163
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ........... (44,576) (40,259) (1)
In-Kind Transactions ............................................. 77,727 27,194 —
Futures ........................................................ 979 3,054 —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................ 131,859 218,327 (1,076)
Futures ........................................................ (83) 40 —
Net Realized and Unrealized Gain (Loss) .......................... 165,906 208,356 (1,077)
Net Increase (Decrease) in Net Assets Resulting from Operations ....... $ 207,436 $ 261,161 $ (914)
(a) For the period from the commencement of operations on September 10, 2024 through October 31, 2024.

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Core Equity
Market ETF
Dimensional
Emerging
Markets High
Profitability
ETF
Dimensional
Emerging
Markets Value
ETF
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $—, $— and $—, respectively) .... $ 489 $ 18 $ 63
Dividends (Net of Foreign Taxes Withheld of $13,256, $602 and $2,808,
respectively) ................................................... 103,961 5,277 22,034
Dividend Income from Affiliated Investments ............................ 1,856 109 129
Income from Securities Lending, Net .................................. 4,492 160 534
Other Income ..................................................... — — —
Total Investment Income ........................................ 110,798 5,564 22,760
EXPENSES:
Investment Management Fees (Note D) .............................. 13,742 670 2,335
Administration and Accounting ..................................... — 20 38
Custodian ...................................................... — 84 329
Filing Fees ..................................................... — 5 37
Trustees’ Fees & Expenses ....................................... — 1 3
Printing Fees ................................................... — 17 37
Professional Fees ............................................... — 23 44
Exchange Listing Fee ............................................ — 8 8
Previously Waived Fees Recovered by Advisor (Note D) ................. — — 12
Other Expenses ................................................. 25 22 34
Total Expenses ............................................... 13,767 850 2,877
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... — (65) (233)
Net Expenses .................................................. 13,767 785 2,644
Net Investment Income (Loss) .................................... 97,031 4,779 20,116
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions* .......... (114,140) (14,983) (32,633)
In-Kind Transactions ............................................. — 1,926 —
Futures ........................................................ 3,655 146 484
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations** .............. 811,765 40,453 133,957
Futures ........................................................ 204 — —
Net Realized and Unrealized Gain (Loss) .......................... 701,484 27,542 101,808
Net Increase (Decrease) in Net Assets Resulting from Operations ....... $ 798,515 $ 32,321 $ 121,924
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2024 of $66, $2 and $3.
** Net of change in foreign capital gain taxes for the fiscal year ended October 31, 2024 of $(29,694), $(1,480) and $(4,384).

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE PERIOD ENDED OCTOBER 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets Core
Equity 2 ETF
Dimensional
World Equity
ETF
Dimensional
Global Real
Estate ETF
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $—, $— and $—, respectively) .... $ 769 $ 14 $ 296
Dividends (Net of Foreign Taxes Withheld of $12,155, $— and $2,510,
respectively) ................................................... 98,949 — 55,367
Dividend Income from Affiliated Investments ............................ 1,331 5,285 2,648
Income from Securities Lending, Net .................................. 5,915 35 290
Other Income ..................................................... — — —
Total Investment Income ........................................ 106,964 5,334 58,601
EXPENSES:
Investment Management Fees (Note D) .............................. 11,737 67 3,148
Administration and Accounting ..................................... 157 26 75
Custodian ...................................................... 1,765 1 117
Filing Fees ..................................................... 223 55 160
Trustees’ Fees & Expenses ....................................... 17 2 9
Printing Fees ................................................... 124 16 61
Deferred Offering Fees ........................................... — 40 14
Professional Fees ............................................... 124 24 38
Exchange Listing Fee ............................................ 8 8 12
Previously Waived Fees Recovered by Advisor (Note D) ................. 96 — 55
Other Expenses ................................................. 129 6 52
Total Expenses ............................................... 14,380 245 3,741
Fees Waived, Expenses Reimbursed by Advisor (Note D) ............... (503) (61) (94)
Fees Paid Indirectly (Note D) ...................................... — — (8)
Net Expenses .................................................. 13,877 184 3,639
Net Investment Income (Loss) .................................... 93,087 5,150 54,962
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions* .......... (152,185) — (15,022)
Affiliated Investment Companies Sold ............................... — 107 —
In-Kind Transactions ............................................. — — 695
Futures ........................................................ 4,977 — 617
Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investment Companies Shares ............................. — 60,179 —
Investment Securities and Foreign Currency Translations** .............. 747,412 — 346,822
Net Realized and Unrealized Gain (Loss) .......................... 600,204 60,286 333,112
Net Increase (Decrease) in Net Assets Resulting from Operations ....... $ 693,291 $ 65,436 $ 388,074
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2024 of $85, $0 and $0.
** Net of change in foreign capital gain taxes for the fiscal year ended October 31, 2024 of $(28,353), $0 and $(125).

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional International Core
Equity Market ETF
Dimensional International Core
Equity 2 ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
Year ended
October 31, 2024
Year ended
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 165,582 $ 101,816 $ 173,133 $ 98,635
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (39,928) (140,915) (154,865) (68,473)
Futures ................................. 4,902 (733) 5,753 (1,170)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 872,278 268,147 975,053 78,484
Futures ................................. 6 (80) — —
Change in Net Assets Resulting from Operations . 1,002,840 228,235 999,074 107,476
Distributions:
Total Distributions .......................... (149,000) (95,302) (157,066) (88,069)
Change in Net Assets Resulting from Distributions .. (149,000) (95,302) (157,066) (88,069)
Capital Share Transactions:
Shares Issued ............................. 2,273,446 1,595,991 2,017,812 2,645,541
Change in Net Assets Resulting from Capital Share
Transactions .............................. 2,273,446 1,595,991 2,017,812 2,645,541
Change in Net Assets ......................... 3,127,286 1,728,924 2,859,820 2,664,948
Net Assets:
Beginning of Period ......................... 3,986,341 2,257,417 4,079,884 1,414,936
End of Period .............................. $ 7,113,627 $ 3,986,341 $ 6,939,704 $ 4,079,884
Share Transactions:
Issued ................................... 76,900 60,100 77,500 112,700
Change in Shares ........................... 76,900 60,100 77,500 112,700

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional International Small
Cap Value ETF
Dimensional International Small
Cap ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
Year ended
October 31, 2024
Year ended
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 58,209 $ 33,625 $ 41,530 $ 16,671
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (14,765) (30,861) (44,576) (22,027)
In-Kind Transactions ...................... 132,321 1,447 77,727 —
Futures ................................. 4,757 (566) 979 (85)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 143,870 86,516 131,859 19,622
Futures ................................. — — (83) —
Change in Net Assets Resulting from Operations . 324,392 90,161 207,436 14,181
Distributions:
Total Distributions .......................... (52,020) (29,286) (32,900) (14,484)
Change in Net Assets Resulting from Distributions .. (52,020) (29,286) (32,900) (14,484)
Capital Share Transactions:
Shares Issued ............................. 854,479 754,660 1,399,219 394,274
Cost of Shares Redeemed ................... (275,145) (5,992) (201,394) —
Change in Net Assets Resulting from Capital Share
Transactions .............................. 579,334 748,668 1,197,825 394,274
Change in Net Assets ......................... 851,706 809,543 1,372,361 393,971
Net Assets:
Beginning of Period ......................... 1,281,622 472,079 717,154 323,183
End of Period .............................. $ 2,133,328 $ 1,281,622 $ 2,089,515 $ 717,154
Share Transactions:
Issued ................................... 31,900 32,400 55,900 17,800
Redeemed ................................ (10,000) (250) (7,900) —
Change in Shares ........................... 21,900 32,150 48,000 17,800

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional International High
Profitability ETF
Dimensional
International
Vector Equity
ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
For the period
September 10,
2024 Ʊ
through
October 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ............................... $ 52,805 $ 28,845 $ 163
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ... (40,259) (24,468) (1)
In-Kind Transactions ..................................... 27,194 — —
Futures ................................................ 3,054 (724) —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ........ 218,327 37,175 (1,076)
Futures ................................................ 40 (40) —
Change in Net Assets Resulting from Operations ................ 261,161 40,788 (914)
Distributions:
Total Distributions ......................................... (46,275) (26,376) —
Change in Net Assets Resulting from Distributions ................. (46,275) (26,376) —
Capital Share Transactions:
Shares Issued ............................................ 1,259,161 887,625 45,542
Cost of Shares Redeemed .................................. (59,209) — —
Change in Net Assets Resulting from Capital Share Transactions ..... 1,199,952 887,625 45,542
Change in Net Assets ........................................ 1,414,838 902,037 44,628
Net Assets:
Beginning of Period ........................................ 1,360,848 458,811 —
End of Period ............................................. $ 2,775,686 $ 1,360,848 $ 44,628
Share Transactions:
Issued .................................................. 47,800 37,950 900
Redeemed ............................................... (2,200) — —
Change in Shares .......................................... 45,600 37,950 900

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Emerging Core
Equity Market ETF
Dimensional Emerging Markets
High Profitability ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
Year ended
October 31, 2024
Year ended
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 97,031 $ 73,390 $ 4,779 $ 4,953
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (114,140) (76,247) (14,983) (5,595)
In-Kind Transactions ...................... — — 1,926 —
Futures ................................. 3,655 (904) 146 (54)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 811,765 155,398 40,453 8,516
Futures ................................. 204 (204) — —
Change in Net Assets Resulting from Operations . 798,515 151,433 32,321 7,820
Distributions:
Total Distributions .......................... (88,575) (73,021) (4,475) (4,747)
Change in Net Assets Resulting from Distributions .. (88,575) (73,021) (4,475) (4,747)
Capital Share Transactions:
Shares Issued ............................. 1,222,544 1,258,420 39,498 85,681
Cost of Shares Redeemed ................... — — (20,741) —
Change in Net Assets Resulting from Capital Share
Transactions .............................. 1,222,544 1,258,420 18,757 85,681
Change in Net Assets ......................... 1,932,484 1,336,832 46,603 88,754
Net Assets:
Beginning of Period ......................... 2,885,647 1,548,815 159,768 71,014
End of Period .............................. $ 4,818,131 $ 2,885,647 $ 206,371 $ 159,768
Share Transactions:
Issued ................................... 48,800 54,600 1,600 3,700
Redeemed ................................ — — (850) —
Change in Shares ........................... 48,800 54,600 750 3,700

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets
Value ETF
Dimensional Emerging Markets
Core Equity 2 ETF
Year ended
October 31, 2024
Year ended
October 31, 2023
Year ended
October 31, 2024
Year ended
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 20,116 $ 16,516 $ 93,087 $ 55,557
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (32,633) (12,896) (152,185) (71,368)
Forward Currency Contracts ................ — — — —
Futures ................................. 484 (164) 4,977 (1,017)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 133,957 23,257 747,412 79,241
Change in Net Assets Resulting from Operations . 121,924 26,713 693,291 62,413
Distributions:
Total Distributions .......................... (18,800) (15,693) (86,650) (50,589)
Change in Net Assets Resulting from Distributions .. (18,800) (15,693) (86,650) (50,589)
Capital Share Transactions:
Shares Issued ............................. 231,055 262,237 1,375,018 1,682,529
Change in Net Assets Resulting from Capital Share
Transactions .............................. 231,055 262,237 1,375,018 1,682,529
Change in Net Assets ......................... 334,179 273,257 1,981,659 1,694,353
Net Assets:
Beginning of Period ......................... 442,624 169,367 2,360,737 666,384
End of Period .............................. $ 776,803 $ 442,624 $ 4,342,396 $ 2,360,737
Share Transactions:
Issued ................................... 8,700 11,300 54,400 72,400
Change in Shares ........................... 8,700 11,300 54,400 72,400

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional World Equity ETF
Dimensional Global Real Estate
ETF
Year ended
October 31, 2024
For the period
September 26,
2023 Ʊ
through
October 31, 2023
Year ended
October 31, 2024
For the period
December 6,
2022 Ʊ
through
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 5,150 $ (3) $ 54,962 $ 16,677
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... — — (15,022) (8,022)
Affiliated Investment Companies Sold ......... 107 — — —
In-Kind Transactions ...................... — — 695 —
Futures ................................. — — 617 (171)
Change in Unrealized Appreciation (Depreciation)
on:
Affiliated Investment Companies Shares ....... 60,179 (1,652) — —
Investment Securities and Foreign Currency
Translations ........................... — — 346,822 (109,449)
Change in Net Assets Resulting from Operations . 65,436 (1,655) 388,074 (100,965)
Distributions:
Total Distributions .......................... (5,077) — (48,825) (12,117)
Change in Net Assets Resulting from Distributions .. (5,077) — (48,825) (12,117)
Capital Share Transactions:
Shares Issued ............................. 373,952 75,885 791,548 1,078,408
Cost of Shares Redeemed ................... (578) — (2,690) —
Change in Net Assets Resulting from Capital Share
Transactions .............................. 373,374 75,885 788,858 1,078,408
Change in Net Assets ......................... 433,733 74,230 1,128,107 965,326
Net Assets:
Beginning of Period ......................... 74,230 — 965,326 —
End of Period .............................. $ 507,963 $ 74,230 $ 2,093,433 $ 965,326
Share Transactions:
Issued ................................... 6,620 1,550 31,600 44,650
Redeemed ................................ (10) — (100) —
Change in Shares ........................... 6,610 1,550 31,500 44,650

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional International Core Equity Market ETF Dimensional International Core Equity 2 ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Period
November 17,
2020 Ʊ
through
October 31, 2021
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period .......... $ 25.07 $ 22.83 $ 29.75 $ 25.07 $ 22.37 $ 20.30 $ 24.95
Income From Investment Operations (a)
Net Investment Income (Loss) ............ 0.84 0.80 0.83 0.77 0.78 0.74 0.38
Net Gains (Losses) on Securities (Realized
and Unrealized) ................... 4.99 2.16 (7.02) 4.36 4.24 1.94 (4.82)
Total from Investment Operations ............. 5.83 2.96 (6.19) 5.13 5.02 2.68 (4.44)
Less Distributions:
Net Investment Income ................. (0.74) (0.72) (0.73) (0.45) (0.69) (0.61) (0.21)
Total Distributions ......................... (0.74) (0.72) (0.73) (0.45) (0.69) (0.61) (0.21)
Net Asset Value, End of Period ............... $ 30.16 $ 25.07 $ 22.83 $ 29.75 $ 26.70 $ 22.37 $ 20.30
Total Return at NAV (b) (c) ................... 23.31% 12.84% (21.04)% 20.54% 22.56% 13.07% (17.83)%
Total Return at Market (c) (d) ................. 22.35% 13.65% (21.30)% 21.08% 21.68% 13.85% (17.71)%
Net Assets, End of Year (thousands) ........... $ 7,113,627 $ 3,986,341 $ 2,257,417 $ 767,440 $ 6,939,704 $ 4,079,884 $ 1,414,936
Ratio of Expenses to Average Net Assets (e) ..... 0.18% 0.18% 0.18% 0.18% 0.23% 0.23% 0.23%
Ratio of Expenses to Average Net Assets
(Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid
Indirectly) (e) ......................... 0.18% 0.18% 0.18% 0.18% 0.23% 0.24% 0.23%
Ratio of Net Investment Income to Average Net
Assets (e) ........................... 2.83% 2.99% 3.24% 2.78% 2.96% 3.13% 2.95%
Portfolio Turnover Rate (c) (f) ................. 5% 7% 5% 4% 11% 8% 5%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional International Small Cap Value ETF Dimensional International Small Cap ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022 Ʊ
through
October 31, 2022
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ......................... $ 22.82 $ 19.67 $ 24.94 $ 20.85 $ 19.47 $ 25.00
Income From Investment Operations (a)
Net Investment Income (Loss) ........................... 0.86 0.80 0.36 0.70 0.61 0.28
Net Gains (Losses) on Securities (Realized and Unrealized) .... 4.40 2.99 (5.47) 4.34 1.27 (g) (5.65)
Total from Investment Operations ............................ 5.26 3.79 (5.11) 5.04 1.88 (5.37)
Less Distributions:
Net Investment Income ................................ (0.75) (0.64) (0.16) (0.53) (0.50) (0.16)
Total Distributions ........................................ (0.75) (0.64) (0.16) (0.53) (0.50) (0.16)
Net Asset Value, End of Period .............................. $ 27.33 $ 22.82 $ 19.67 $ 25.36 $ 20.85 $ 19.47
Total Return at NAV (b) (c) .................................. 23.15% 19.26% (20.54)% 24.29% 9.47% (21.51)%
Total Return at Market (c) (d) ................................ 22.21% 20.35% (20.42)% 23.50% 10.41% (21.50)%
Net Assets, End of Year (thousands) .......................... $ 2,133,328 $ 1,281,622 $ 472,079 $ 2,089,515 $ 717,154 $ 323,183
Ratio of Expenses to Average Net Assets (e) .................... 0.42% 0.42% 0.42% 0.39% 0.39% 0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) .................... 0.43% 0.43% 0.44% 0.40% 0.40% 0.42%
Ratio of Net Investment Income to Average Net Assets (e) ......... 3.20% 3.39% 2.86% 2.82% 2.73% 2.27%
Portfolio Turnover Rate (c) (f) ................................ 14% 13% 3% 17% 10% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional International High Profitability ETF
Dimensional
International
Vector Equity
ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022 Ʊ
through
October 31, 2022
Period
September 10,
2024 Ʊ
through
October 31, 2024
Net Asset Value, Beginning of Period ........................................................ $ 22.42 $ 20.17 $ 24.97 $ 49.79
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................................... 0.66 0.64 0.41 0.19
Net Gains (Losses) on Securities (Realized and Unrealized) ................................... 3.59 2.15 (4.94) (0.39)
Total from Investment Operations ........................................................... 4.25 2.79 (4.53) (0.20)
Less Distributions:
Net Investment Income ............................................................... (0.56) (0.54) (0.27) —
Total Distributions ....................................................................... (0.56) (0.54) (0.27) —
Net Asset Value, End of Period ............................................................. $ 26.11 $ 22.42 $ 20.17 $ 49.59
Total Return at NAV (b) (c) ................................................................. 18.97% 13.74% (18.18)% (0.40)%
Total Return at Market (c) (d) ............................................................... 18.15% 14.47% (18.08)% (0.38)%
Net Assets, End of Year (thousands) ......................................................... $ 2,775,686 $ 1,360,848 $ 458,811 $ 44,628
Ratio of Expenses to Average Net Assets (e) ................................................... 0.28% 0.29% 0.29% 0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived
Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .................................... 0.28% 0.29% 0.29% 0.61%
Ratio of Net Investment Income to Average Net Assets (e) ........................................ 2.49% 2.72% 3.16% 2.76%
Portfolio Turnover Rate (c) (f) ............................................................... 17% 13% 2% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional Emerging Core Equity Market ETF Dimensional Emerging Markets High Profitability ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Period
December 1, 2020 Ʊ
through
October 31, 2021
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
April 26, 2022 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period .......... $ 21.65 $ 19.68 $ 27.48 $ 25.41 $ 21.89 $ 19.73 $ 25.03
Income From Investment Operations (a)
Net Investment Income (Loss) ............ 0.62 0.70 0.81 0.62 0.62 0.85 0.44
Net Gains (Losses) on Securities (Realized
and Unrealized) ................... 4.73 1.92 (8.00) 1.75 3.71 2.08 (5.55)
Total from Investment Operations ............. 5.35 2.62 (7.19) 2.37 4.33 2.93 (5.11)
Less Distributions:
Net Investment Income ................. (0.54) (0.65) (0.61) (0.30) (0.58) (0.77) (0.19)
Total Distributions ......................... (0.54) (0.65) (0.61) (0.30) (0.58) (0.77) (0.19)
Net Asset Value, End of Period ............... $ 26.46 $ 21.65 $ 19.68 $ 27.48 $ 25.64 $ 21.89 $ 19.73
Total Return at NAV (b) (c) ................... 24.86% 13.18% (26.50)% 9.33% 19.86% 14.69% (20.53)%
Total Return at Market (c) (d) ................. 24.23% 13.20% (26.36)% 9.57% 19.76% 14.62% (20.25)%
Net Assets, End of Year (thousands) ........... $ 4,818,131 $ 2,885,647 $ 1,548,815 $ 395,729 $ 206,371 $ 159,768 $ 71,014
Ratio of Expenses to Average Net Assets (e) ..... 0.35% 0.35% 0.35% 0.35% 0.41% 0.40% 0.41%
Ratio of Expenses to Average Net Assets
(Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid
Indirectly) (e) ......................... 0.35% 0.35% 0.35% 0.35% 0.44% 0.46% 0.65%
Ratio of Net Investment Income to Average Net
Assets (e) ........................... 2.47% 3.05% 3.43% 2.40% 2.50% 3.67% 3.90%
Portfolio Turnover Rate (c) (f) ................. 7% 5% 6% 4% 37% 18% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets Value ETF Dimensional Emerging Markets Core Equity 2 ETF
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
April 26, 2022 Ʊ
through
October 31, 2022
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
April 26, 2022 Ʊ
through
October 31, 2022
Net Asset Value, Beginning of Period ......................... $ 22.58 $ 20.41 $ 25.04 $ 22.38 $ 20.13 $ 25.04
Income From Investment Operations (a)
Net Investment Income (Loss) ........................... 0.86 1.07 0.83 0.68 0.76 0.49
Net Gains (Losses) on Securities (Realized and Unrealized) .... 4.77 2.03 (4.91) 4.70 2.11 (5.10)
Total from Investment Operations ............................ 5.63 3.10 (4.08) 5.38 2.87 (4.61)
Less Distributions:
Net Investment Income ................................ (0.76) (0.93) (0.55) (0.60) (0.62) (0.30)
Total Distributions ........................................ (0.76) (0.93) (0.55) (0.60) (0.62) (0.30)
Net Asset Value, End of Period .............................. $ 27.45 $ 22.58 $ 20.41 $ 27.16 $ 22.38 $ 20.13
Total Return at NAV (b) (c) .................................. 25.09% 15.07% (16.51)% 24.19% 14.13% (18.54)%
Total Return at Market (c) (d) ................................ 24.70% 14.82% (16.08)% 23.68% 13.99% (18.14)%
Net Assets, End of Year (thousands) .......................... $ 776,803 $ 442,624 $ 169,367 $ 4,342,396 $ 2,360,737 $ 666,384
Ratio of Expenses to Average Net Assets (e) .................... 0.43% 0.42% 0.43% 0.39% 0.38% 0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e) .................... 0.47% 0.46% 0.47% 0.40% 0.40% 0.38%
Ratio of Net Investment Income to Average Net Assets (e) ......... 3.27% 4.52% 7.12% 2.62% 3.22% 4.22%
Portfolio Turnover Rate (c) (f) ................................ 23% 18% 2% 13% 14% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional World Equity ETF Dimensional Global Real Estate ETF
Year
ended
October 31, 2024
Period
September 26,
2023 Ʊ
through
October 31, 2023
Year
ended
October 31, 2024
Period
December 6, 2022 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ........................................................ $ 47.89 $ 49.31 $ 21.62 $ 24.82
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................................... 0.91 — 0.85 0.76
Net Gains (Losses) on Securities (Realized and Unrealized) ................................... 14.30 (1.42) 5.79 (3.43)
Total from Investment Operations ........................................................... 15.21 (1.42) 6.64 (2.67)
Less Distributions:
Net Investment Income ............................................................... (0.85) — (0.77) (0.53)
Total Distributions ....................................................................... (0.85) — (0.77) (0.53)
Net Asset Value, End of Period ............................................................. $ 62.25 $ 47.89 $ 27.49 $ 21.62
Total Return at NAV (b)(c) ................................................................. 31.89% (2.87)% 30.95% (10.94)%
Total Return at Market (c)(d) ............................................................... 31.90% (2.79)% 30.82% (10.74)%
Net Assets, End of Year (thousands) ......................................................... $ 507,963 $ 74,230 $ 2,093,433 $ 965,326
Ratio of Expenses to Average Net Assets (e) (h) ................................................ 0.25%
*
0.25%
*
0.22% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived
Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .................................... 0.27%
*
0.53%
*
0.23% 0.24%
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (h) ................................. 1.54%
*
(0.06)%
*
3.32% 3.54%
Portfolio Turnover Rate (c)(f) ............................................................... —% N/A 5% 9%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the
Fund indirectly as a result of Fund’s investment in Underlying Funds as follows:. .................... 0.20% 0.19% N/A N/A
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e) Annualized for periods less than one year
(f) Excludes impact of in-kind transactions
(g) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(h) Represents the combined ratios for the respective Fund and its respective pro-rata share of its Underlying Funds.

DIMENSIONAL ETF TRUST
Notes to Financial Statements

A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940
(the “1940 Act”). As of October 31, 2024, the Trust is comprised of forty operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (“the Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
The World Equity ETF (the “Fund of Funds”) is a “Fund of Funds” that achieves its investment objective by allocating its assets among other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”). The
World Equity ETF may also invest in affiliated and unaffiliated registered and unregistered money market funds. The
Underlying Funds’ (excluding the Dimensional US Core Equity 1 ETF and the Dimensional U.S. Core Equity 2 ETF)
shareholder reports are included in this report. Copies of the Dimensional US Core Equity 1 ETF and Dimensional
U.S. Core Equity 2 ETF's shareholder reports are available from the EDGAR database on the SEC’s website at http://
www.sec.gov. As of October 31, 2024, the World Equity ETF was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Fund Short Name
Dimensional International Core Equity Market ETF International Core ETF
Dimensional International Core Equity 2 ETF International Core Equity 2 ETF
Dimensional International Small Cap Value ETF International Small Cap Value ETF
Dimensional International Small Cap ETF International Small Cap ETF
Dimensional International High Profitability ETF International High Profitability ETF
Dimensional International Vector Equity ETF International Vector Equity ETF
Dimensional Emerging Core Equity Market ETF Emerging Markets Core ETF
Dimensional Emerging Markets High Profitability ETF Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF Emerging Markets Core 2 ETF
Dimensional World Equity ETF World Equity ETF
Dimensional Global Real Estate ETF Global Real Estate ETF
Fund of Funds Underlying Funds Percentage Ownerships at 10/31/2024
World Equity ETF Dimensional US Core Equity 1 ETF 10%
Dimensional U.S. Core Equity 2 ETF 1%
Dimensional International Core Equity 2 ETF 1%
Dimensional Emerging Markets Core 2 ETF 1%
Dimensional Global Real Estate ETF 1%

B. Significant Accounting Policies
Shares of the International Core ETF, International Vector Equity ETF, Emerging Markets Core ETF, Emerging
Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, Global Real Estate
ETF, and World Equity ETF are listed and traded on the NYSE Arca, Inc. Shares of the International Core Equity 2
ETF, International Small Cap Value ETF, International Small Cap ETF, and International High Profitability ETF are
listed and traded on the Cboe BZX Exchange Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation
or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor
(the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts). Money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities (including exchange-traded Underlying Funds and over-the-counter securities) traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange.
Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA
Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the International Core ETF, International Core Equity 2 ETF, International Small Cap Value
ETF, International Small Cap ETF, International High Profitability ETF, International Vector Equity ETF, Emerging
Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core
2 ETF, and Global Real Estate ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Funds estimate the character of received distributions that may be considered return of capital distributions.
3.
Foreign Currency Translations
The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in Change in Unrealized Appreciation
(Depreciation) on Investment Securities and Foreign Currency Translations on the Statements of Operations. Any
realized gains or losses from these fluctuations are included in Net Realized Gains or Losses from Investment
Securities Sold and Foreign Currency Transactions on the Statements of Operations.
4.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
5.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
6.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

7.
Other
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Core Equity Market ETF, Emerging Markets High Profitability ETF,
Emerging Markets Value ETF, Emerging Markets Core Equity 2 ETF, and Global Real Estate ETF are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
C. Derivative Instruments
All open derivative positions at year end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the Change in Unrealized Appreciation or Depreciation on Forward Currency Contracts. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a Net Realized Gain or Loss from Forward Currency Contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as
Futures Margin Variation. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements.
The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended October 31, 2024 was as follows (amounts in thousands):
* Average Notional Value of futures contracts.
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2024 (amounts in thousands):
(1) Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of
Assets and Liabilities.
The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended October 31, 2024 (amounts in thousands):
Futures *
International Core ETF .................................................................................................................. $5,512
International Core Equity 2 ETF .................................................................................................... 1,656
International Small Cap Value ETF ............................................................................................... 4,166
International Small Cap ETF ......................................................................................................... 2,424
International High Profitability ETF ................................................................................................ 3,237
Emerging Markets Core ETF ......................................................................................................... 8,383
Emerging Markets Core 2 ETF ...................................................................................................... 4,632
Liabilities
Unrealized
Depreciation on
Futures *(1)
Equity Risk Exposure: (157,287.460000)
International Core ETF ......................................................... $ 74
International Small Cap ETF .................................................... 83
Realized Gain
(Loss) from:
Change in
Unrealized
Appreciation
(Depreciation)
on Derivatives
Futures (1) Futures (2)
Equity Risk Exposure: – –
International Core ETF ................................................................................ $4,902 $6
International Core Equity 2 ETF .................................................................. 5,753 –
International Small Cap Value ETF ............................................................. 4,757 –
International Small Cap ETF ....................................................................... 979 (83)
International High Profitability ETF .............................................................. 3,054 40
Emerging Markets Core ETF ....................................................................... 3,655 204
Emerging Markets High Profitability ETF ..................................................... 146 –
Emerging Markets Value ETF ..................................................................... 484 –
Emerging Markets Core 2 ETF .................................................................... 4,977 –

(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.
Currency Rate Risk Exposure:
The International Funds had limited activity in forward foreign currency contracts during the period ended
October 31, 2024 and no such contracts were outstanding as of October 31, 2024. Net realized and changes in unrealized gain or loss on such contracts were minimal during the period ended October 31, 2024, and are included in Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions and Change in
Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations, respectively, on the accompanying Statements of Operations.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the Advisor, serve as Sub-Advisors for the Funds and are paid by the Advisor pursuant to separate sub-advisory agreements.
For the period ended October 31, 2024, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Realized Gain
(Loss) from:
Change in
Unrealized
Appreciation
(Depreciation)
on Derivatives
Futures (1) Futures (2)
Global Real Estate ETF ............................................................................... $617 $–
Management
Fee
International Core ETF ........................................................................................ 0.18%
International Core Equity 2 ETF ............................................................................. 0.20%
International Small Cap Value ETF .......................................................................... 0.39%
International Small Cap ETF ................................................................................. 0.35%
International High Profitability ETF .......................................................................... 0.25%
International Vector Equity ETF .............................................................................. 0.30%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has
contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the International
Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability
ETF, International Vector Equity ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF,
Emerging Markets Core 2 ETF, World Equity ETF, and Global Real Estate ETF as described in the notes below.
For each such Fund (excluding the World Equity ETF), the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).
For the World Equity ETF, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (including the expenses incurred through its investment in other investment companies but excluding the expenses that the Fund incurs through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Fund Expenses”) to the extent necessary to limit the Fund Expenses, on an annualized basis, to the rate listed above as percentage of average net assets (the
“Expense Limitation Amount”).
The Fee Waiver Agreement will remain in effect through February 28, 2025 (except for the International Vector
Equity ETF which will remain in effect through February 28, 2026), may only be terminated by the Trust’s Board of
Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended October 31, 2024, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/
or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the period ended October 31, 2024, recovered previously waived fees/assumed expenses during the period ended October 31, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Management
Fee
Emerging Markets Core ETF ................................................................................. 0.35%
Emerging Markets High Profitability ETF ................................................................... 0.35%
Emerging Markets Value ETF ................................................................................ 0.38%
Emerging Markets Core 2 ETF ............................................................................... 0.33%
World Equity ETF .............................................................................................. 0.02%
Global Real Estate ETF ....................................................................................... 0.19%
Expense
Limitation
Amount
Waived
Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
International Core Equity 2 ETF .................................................. 0.23% $— $166
International Small Cap Value ETF ............................................. 0.42% 102 63
International Small Cap ETF ....................................................... 0.39% 86 82
International High Profitability ETF .............................................. 0.29% — —
International Vector Equity ETF ................................................... 0.34% 16 —
Emerging Markets High Profitability ETF ..................................... 0.41% 65 —
Emerging Markets Value ETF ..................................................... 0.43% 233 12

International Core ETF and Emerging Markets Core ETF (each, a “Unitary Fee Fund” and together, the
“Unitary Fee Funds”) pay the Advisor a unitary management fee for managing the Funds’ assets. Pursuant to the investment management agreement with the Trust, on behalf of each Unitary Fee Fund, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses (including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (vi) litigation expenses
(including litigation to which the Trust or Fund may be a party and indemnification of the Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the Independent Trustees; (ix)
Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-
routine or extraordinary expenses.
For the Unitary Fee Funds, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. The
Advisor provides CCO services to the Trust.
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended October 31, 2024, expenses reduced were as follows (amounts in thousands):
Expense
Limitation
Amount
Waived
Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
Emerging Markets Core 2 ETF .................................................... 0.39% $503 $96
World Equity ETF ........................................................................ 0.25% 61 —
Global Real Estate ETF ............................................................... 0.22% 94 55
Previously Waived Fees/Assumed Expenses Subject to
Future Recovery
Expiring
10/31/2025 10/31/2026 10/31/2027 Total
International Small Cap Value ETF ................. $— $75 $102 $177
International Small Cap ETF ........................... — — 86 86
International Vector Equity ETF ....................... — — 16 16
Emerging Markets High Profitability ETF ......... 33 73 65 171
Emerging Markets Value ETF ......................... 13 124 233 370
Emerging Markets Core 2 ETF ........................ — — 503 503
World Equity ETF ............................................ — 14 61 75
Global Real Estate ETF ................................... — 45 94 139
Fees Paid
Indirectly
Global Real Estate ETF ............................................................................................ $ 8

3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Funds) receive no compensation from the Trust. For the period ended October 31, 2024, the total related amount paid by the Trust to the CCO was $95 (in thousands). The total related amounts paid by each of the Funds are included in Other
Expenses on the Statements of Operations.
E. Deferred Compensation
As of October 31, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
F. Federal Income Taxes
Each Fund has qualified (with respect to the International Vector Equity ETF, intends to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders.
Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above.
These reclassifications had no effect on net assets or net asset value per share.
Total
International Core Equity 2 ETF ...................................................................................... $9
International Small Cap Value ETF ................................................................................... 3
International Small Cap ETF .......................................................................................... 2
International High Profitability ETF ................................................................................... 3
International Vector Equity ETF ....................................................................................... —
Emerging Markets High Profitability ETF ............................................................................ —
Emerging Markets Value ETF ......................................................................................... 1
Emerging Markets Core 2 ETF ........................................................................................ 5
World Equity ETF ....................................................................................................... 1
Global Real Estate ETF ................................................................................................ 2

The tax character of dividends and distributions declared and paid during the periods ended October 31,
2023 and October 31, 2024, were as follows (amounts in thousands):
World Equity ETF commenced operations on September 26, 2023 and did not pay any distributions for the period ended October 31, 2023.
International Vector Equity ETF commenced operations on September 10, 2024 and did not pay any distributions for the period ended October 31, 2024.
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
International Core ETF
2023 ...................... $ 95,302 $ – $ 95,302
2024 ...................... 149,000 – 149,000
International Core Equity 2 ETF
2023 ...................... 88,069 – 88,069
2024 ...................... 157,066 – 157,066
International Small Cap Value ETF
2023 ...................... 29,286 – 29,286
2024 ...................... 52,020 – 52,020
International Small Cap ETF
2023 ...................... 14,484 – 14,484
2024 ...................... 32,900 – 32,900
International High Profitability ETF
2023 ...................... 26,376 – 26,376
2024 ...................... 46,275 – 46,275
Emerging Markets Core ETF
2023 ...................... 73,021 – 73,021
2024 ...................... 88,575 – 88,575
Emerging Markets High Profitability ETF
2023 ...................... 4,747 – 4,747
2024 ...................... 4,475 – 4,475
Emerging Markets Value ETF
2023 ...................... 15,693 – 15,693
2024 ...................... 18,800 – 18,800
Emerging Markets Core 2 ETF
2023 ...................... 50,589 – 50,589
2024 ...................... 86,650 – 86,650
World Equity ETF
2024 ...................... 5,077  –  5,077
Global Real Estate ETF
2023 ...................... 12,117 – 12,117
2024 ...................... 48,825 – 48,825

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal period end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2024, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
International Small Cap Value ETF ........................... $ 5,925 $ — $ 5,925
International Small Cap ETF ................................ 4,321 — 4,321
International High Profitability ETF ........................... 625 — 625
Emerging Markets High Profitability ETF ....................... 242 — 242
World Equity ETF ..........................................  —  —  —
Global Real Estate ETF .................................... 18 — 18
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
International Core ETF .......................... $ 33,228 $ — $ (198,757) $ 789,46 5 $ 623,936
International Core Equity 2 ETF ............ 35,399 — (235,662) 978,425 778,162
International Small Cap Value ETF ....... 7,577 — (45,587) 182,391 144,381
International Small Cap ETF ................. 9,244 — (68,517) 135,14 1 75,868
International High Profitability ETF ........ 9,013 — (63,967) 207,902 152,948
International Vector Equity ETF .............  164  —  —  (1,078)  (914)
Emerging Markets Core ETF ................. 15,662 — (210,704) 595,12 0 400,078
Emerging Markets High Profitability
ETF ........................................................ 375 — (20,170) 39,406 19,611
Emerging Markets Value ETF ............... 4,446 — (45,951) 126,703 85,198
Emerging Markets Core 2 ETF .............. 17,779 — (227,771) 722,470 512,478
World Equity ETF .................................. 93 — — 58,527 58,620
Global Real Estate ETF ......................... 2 3,751 — (21,916) 223,695 225,530
Total
International Core ETF .............................................................. $ 198,757
International Core Equity 2 ETF ....................................................... 235,662
International Small Cap Value ETF .................................................... 45,587
International Small Cap ETF ......................................................... 68,517
International High Profitability ETF .................................................... 63,967
International Vector Equity ETF .......................................................
—
Emerging Markets Core ETF ......................................................... 210,704
Emerging Markets High Profitability ETF ................................................ 20,170
Emerging Markets Value ETF ........................................................ 45,951
Emerging Markets Core 2 ETF ........................................................ 227,771

During the period ended October 31, 2024, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes
 sets forth a minimum threshold for financial statement
recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
G. Securities Lending
As of October 31, 2024, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Total
Global Real Estate ETF ............................................................. $ 21 , 916
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
International Core ETF ................. $6,426,988 $1,200,122 $(409,977) $790,145
International Core Equity 2 ETF ..........  6,139,248  1,200,428  (221,164)  979,264
International Small Cap Value ETF .......  1,999,450  344,573  (161,840)  182,733
International Small Cap ETF ............  2,007,925  246,141  (110,722)  135,419
International High Profitability ETF .......  2,643,664  351,302  (143,163)  208,139
International Vector Equity ETF ..........  46,474  4,999  (6,069)  (1,070)
Emerging Markets Core ETF ............  4,261,429  1,065,037  (434,300)  630,737
Emerging Markets High Profitability ETF ...  168,270  47,537  (6,426)  41,111
Emerging Markets Value ETF ...........  648,533  161,157  (28,962)  132,195
Emerging Markets Core 2 ETF ...........  3,634,309  944,054  (188,186)  755,868
World Equity ETF ...................... 449,193 58,527
—
58,527
Global Real Estate ETF ................  1,921,249  303,058 (79,120) 223,938
Non-Cash
Collateral
Market
Value
International Core ETF ........................................................................................... $ 63,110
International Core Equity 2 ETF ................................................................................ 77,020
International Small Cap Value ETF ............................................................................. 21,184
International Small Cap ETF .................................................................................... 54,519
International High Profitability ETF ............................................................................. 28,923

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of
0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the period ended October 31, 2024, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
For the period ended October 31, 2024, cross trades by the Funds under Rule 17a-7 were as follows (amounts
in thousands):
Non-Cash
Collateral
Market
Value
Emerging Markets Core ETF .................................................................................... $ 144,529
Emerging Markets High Profitability ETF ...................................................................... 5,268
Emerging Markets Value ETF ................................................................................... 25,397
Emerging Markets Core 2 ETF .................................................................................. 208,721
Global Real Estate ETF .......................................................................................... 7,788
International Vector Equity ETF ................................................................................. 467
Purchases Sales
Realized
Gain (Loss)
International Core ETF ................................... $ 49,141 $ 30,870 $ (4,740)

For the period ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-
kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
Purchases Sales
Realized
Gain (Loss)
International Core Equity 2 ETF ............................ $ 79,712 $ 132,267 $ (35,157)
International Small Cap Value ETF ......................... 106,974 49,086 (3,202)
International Small Cap ETF .............................. 60,478 38,047 (8,208)
International High Profitability ETF ......................... 43,961 56,029 (3,608)
Emerging Markets Core ETF .............................. 593 108 (13)
Emerging Markets High Profitability ETF ..................... 323 325 (67)
Emerging Markets Value ETF ............................. 1,693 658 (129)
Emerging Markets Core 2 ETF ............................. 4,377 1,914 (754)
Global Real Estate ETF .................................. 32,055 1,549 (473)
Balance at
October 31,
2023
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
October 31,
2024
Shares as of
October 31,
2024
Dividend
Income
Capital Gains
Distributions
International Core
ETF
The DFA Short Term
Investment Fund $96,730 $1,180,733 $1,119,669 $— $— $157,794 13,643 $7,752 $—
Total $96,730 $1,180,733 $1,119,669 $— $— $157,794 $7,752 $—
International Core
Equity 2 ETF
The DFA Short Term
Investment Fund $185,346 $1,335,862 $1,301,688 $— $— $219,520 18,980 $10,775 $—
Total $185,346 $1,335,862 $1,301,688 $— $— $219,520 $10,775 $—
International Small
Cap Value ETF
The DFA Short Term
Investment Fund $18,406 $337,406 $289,906 $— $— $65,906 5,698 $1,819 $—
Total $18,406 $337,406 $289,906 $— $— $65,906 $1,819 $—
International Small
Cap ETF
The DFA Short Term
Investment Fund $15,704 $236,945 $181,865 $— $— $70,784 6,120 $2,182 $—
Total $15,704 $236,945 $181,865 $— $— $70,784 $2,182 $—
International High
Profitability ETF
The DFA Short Term
Investment Fund $63,554 $1,014,717 $989,333 $— $— $88,938 7,690 $4,158 $—
Total $63,554 $1,014,717 $989,333 $— $— $88,938 $4,158 $—
International Vector
Equity ETF
The DFA Short Term
Investment Fund $— $3,459 $2,514 $— $— $945 82 $9 $—
Total $— $3,459 $2,514 $— $— $945 $9 $—

I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2024 were as follows (amounts in thousands):
Balance at
October 31,
2023
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
October 31,
2024
Shares as of
October 31,
2024
Dividend
Income
Capital Gains
Distributions
Emerging Markets
Core ETF
The DFA Short Term
Investment Fund $29,050 $426,901 $399,651 $— $— $56,300 4,868 $1,856 $—
Total $29,050 $426,901 $399,651 $— $— $56,300 $1,856 $—
Emerging
Markets High
Profitability ETF
The DFA Short Term
Investment Fund $1,208 $24,655 $23,309 $— $— $2,554 221 $109 $—
Total $1,208 $24,655 $23,309 $— $— $2,554 $109 $—
Emerging Markets
Value ETF
The DFA Short Term
Investment Fund $1,210 $39,006 $36,317 $— $— $3,899 337 $129 $—
Total $1,210 $39,006 $36,317 $— $— $3,899 $129 $—
Emerging Markets
Core 2 ETF
The DFA Short Term
Investment Fund $13,579 $322,444 $296,913 $— $— $39,110 3,381 $1,331 $—
Total $13,579 $322,444 $296,913 $— $— $39,110 $1,331 $—
World Equity ETF
The DFA Short Term
Investment Fund $— $129,436 $129,436 $— $— $— — $65 $—
US Core Equity 1
ETF 12,905 65,560 102 21 12,872 91,256 1,451 595 —
U.S. Core Equity 2
ETF 38,726 197,789 307 62 37,136 273,405 8,039 1,966 —
International Core
Equity 2 ETF 14,776 71,858 111 17 5,498 92,038 3,442 1,773 —
Emerging Markets
Core 2 ETF 6,142 30,728 46 5 3,514 40,344 1,486 689 —
Global Real Estate
ETF 1,608 7,919 13 3 1,160 10,677 388 197 —
Total $74,157 $503,290 $130,015 $108 $60,180 $507,720 $5,285 $—
Global Real Estate
ETF
The DFA Short Term
Investment Fund $30,588 $385,677 $354,963 $— $— $61,302 5,300 $2,648 $—
Total $30,588 $385,677 $354,963 $— $— $61,302 $2,648 $—
Purchases Sales
International Core ETF .................................................... $ 585,634 $ 278,987
International Core Equity 2 ETF ............................................. 1,018,830 633,515
International Small Cap Value ETF .......................................... 670,477 253,022
International Small Cap ETF ............................................... 428,218 242,605

In-kind transactions for the period ended October 31, 2024 were as follows (amounts in thousands):
There were no purchases or sales of U.S. government securities during the period ended October 31, 2024.
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as Due from Custodian and securities related to in-kind redemptions are reflected as Securities Payable Related to In-Kind Transactions on the Statements
of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares
Purchases Sales
International High Profitability ETF .......................................... $ 602,751 $ 362,586
International Vector Equity ETF ............................................. 10,577 4
Emerging Markets Core ETF ............................................... 1,292,040 256,161
Emerging Markets High Profitability ETF ...................................... 89,830 69,476
Emerging Markets Value ETF .............................................. 336,764 140,891
Emerging Markets Core 2 ETF .............................................. 1,638,850 453,484
World Equity ETF ......................................................... 3,691 –
Global Real Estate ETF ................................................... 181,222 84,594
Purchases Sales
International Core ETF .................................................... $ 1,979,0 61 $ –
International Core Equity 2 ETF ............................................. 1,652, 734 –
International Small Cap Value ETF .......................................... 439,59 0 27 4,294
International Small Cap ETF ............................................... 1,204,5 54 196,283
International High Profitability ETF .......................................... 1,030,852 59,340
International Vector Equity ETF ............................................. 34,953 –
Emerging Markets Core ETF ............................................... 201, 733 –
Emerging Markets High Profitability ETF ...................................... 5,045 6,34 3
Emerging Markets Value ETF .............................................. 36,16 3 –
Emerging Markets Core 2 ETF .............................................. 1 79,877 –
World Equity ETF ......................................................... 370,165 579
Global Real Estate ETF ................................................... 713,9 49 2,661

to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as Collateral for ETF
Capital Activity on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through
December 27, 2023. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.
For the period ended October 31, 2024, borrowings by the Funds under the line of credit were as follows
(amounts in thousands, except percentages and days):
* Number of Days Outstanding represents the total of single or consecutive days during the period ended October 31, 2024, that each Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the period ended October 31, 2024.
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding*
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Period
Outstanding
Borrowings as
of 10/31/2024
International High
Profitability ETF ............. 6.08% $159 1 $— $159 $—
Emerging Markets High
Profitability ETF ............. 6.08% 131 4 — 135 —
Emerging Markets Value
ETF ................................ 6.08% 332 1 — 332 —

M. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
As of October 31, 2024, the Advisor’s ownership as a percentage of net assets was as follows:
N. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Percentage of
Net Assets
International Vector Equity ETF ..................................................................................................... 22%

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dimensional ETF Trust and Shareholders of each of the twelve funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (twelve of the funds constituting Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Fund Statement
of
operations
Statement of
changes in net
assets
Financial
highlights
Dimensional International Core Equity Market ETF
Dimensional International Core Equity 2 ETF
Dimensional International Small Cap Value ETF
Dimensional International Small Cap ETF
Dimensional International High Profitability ETF
Dimensional Emerging Core Equity Market ETF
Dimensional Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF
For the
year ended
October 31,
2024
For the years
ended October
31, 2024 and
2023
For each of the
periods indicated
therein
Dimensional Global Real Estate ETF
For the
year ended
October 31,
2024
For the year ended October 31, 2024
and the period December 6, 2022
(commencement of operations) through
October 31, 2023
Dimensional World Equity ETF
For the
year ended
October 31,
2024
For the year ended October 31, 2024
and the period September 26, 2023
(commencement of operations) through
October 31, 2023
Dimensional International Vector Equity ETF For the period September 10, 2024 (commencement of operations) through October 31, 2024
PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, www.pwc.com/us

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, brokers and transfer agent of the investee fund;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024
We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Tax Notice to Shareholders (Unaudited)
The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the period ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j)
interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in
Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the
Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.
Dimensional International Vector Equity ETF did not make any distributions to shareholders during its fiscal period ended October 31, 2024.
Prior to the end of calendar year 2024, Dimensional International Vector Equity ETF is expected to make a distribution to its shareholders, 100% of which is estimated to be “Net Investment Income Distribution.”
The amounts in the table expressed as a percentage of distributions for the calendar year 2024, as specifically noted in the footnotes, are based on these estimates and subject to change.
(1) Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under
Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year
2024.
Dimensional ETF Trust
Net
Investment
Income
Distribution
Short-term
Capital
Gain
Distribution
Long-Term
Capital
Gain
Distribution
Return
of
Capital
Tax-Exempt
Interest
Total
Distributions
Qualifying
For
Corporate
Dividends
Received
Deduction(1)
Qualifying
Dividend
Income(2)
U.S.
Government
Interest(3)
Foreign
Tax
Credit(4)
Foreign
Source
Income(5)
Qualifying
Interest
Income(6)
Qualifying
Short-Term
Capital
Gain(7)
Dimensional International
Core Equity ETF ............... 100% 0% 0% 0% 0% 100% 0% 100% 0% 9% 100% 0% 0%
Dimensional International
Core Equity 2 ETF ........... 100% 0% 0% 0% 0% 100% 0% 100% 0% 10% 100% 0% 0%
Dimensional International
Small Cap Value ETF 100% 0% 0% 0% 0% 100% 0% 100% 0% 11% 100% 0% 0%
Dimensional International
Small Cap ETF ................. 100% 0% 0% 0% 0% 100% 0% 100% 0% 10% 100% 0% 0%
Dimensional International
High Profitability ETF ........ 100% 0% 0% 0% 0% 100% 0% 100% 0% 11% 100% 0% 0%
Dimensional International
Vector Equity ETF ............. 0% 0% 0% 0% 0% 0% 0% 100% 0% 12% 100% 0% 0%
Dimensional Emerging Core
Equity Market ETF ............ 100% 0% 0% 0% 0% 100% 0% 59% 0% 8% 100% 0% 0%
Dimensional Emerging
Markets High Profitability
ETF ................................... 100% 0% 0% 0% 0% 100% 0% 66% 0% 8% 100% 0% 0%
Dimensional Emerging
Markets Value ETF ........... 100% 0% 0% 0% 0% 100% 0% 63% 0% 8% 100% 0% 0%
Dimensional Emerging
Markets Core Equity 2
ETF ................................... 100% 0% 0% 0% 0% 100% 0% 57% 0% 7% 98% 0% 0%
Dimensional World Equity
ETF ................................... 100% 0% 0% 0% 0% 100% 50% 92% 0% 5% 61% 0% 0%
Dimensional Global Real
Estate ETF ........................ 100% 0% 0% 0% 0% 100% 0% 14% 0% 0% 0% 0% 0%

(2) Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under
Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year
2024.
(3) U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions)
for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.
(4) Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under
Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).
(5) Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue
Code).
(6) Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal
Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.
(7) Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code.
The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Directors/Trustees section of the Notes to Financial Statements above.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY
CONTRACT
Not applicable

DFA-103124-016AI

DIMENSIONAL ETF TRUST
Annual Financial Statements & Other Information
Year Ended: October 31, 2024
Dimensional US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF

*Blank Page*

DIMENSIONAL ETF TRUST
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Page
Item 7 - Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 - Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 151
Item 9 - Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . . 153
Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 154
Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract . . . . . . . . . . . . . . . . 155
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
Financial Highlights
ADR American Depositary Receipt
AUD Australian Dollars
CAD Canadian Dollars
EUR Euro
GBP British Pounds
GDR Global Depositary Receipt
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
PLC Public Limited Company
SA Special Assessment
SEK Swedish Krona
SGD Singapore Dollars
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USD United States Dollars
Investment Footnotes
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of October 31, 2024
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
^ Denominated in USD, unless otherwise noted.
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE
Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.
Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)
Annualized for periods less than one year
(f)
Excludes impact of in-kind transactions

3
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
All Statements, Schedules and Notes to Financial Statements
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of operations

4
Dimensional US Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
October 31, 2024
Shares Value†
COMMON STOCKS — ( 98.5% )
COMMUNICATION SERVICES — (9.2%)
#*Advantage Solutions, Inc. 19,905 $ 60,909
Alphabet, Inc., Class A 126,939 21,720,532
Alphabet, Inc., Class C 111,756 19,299,144
#*AMC Networks, Inc., Class A 2,000 16,200
*Angi, Inc. 32 76
AT&T, Inc. 6,488 146,240
*Atlanta Braves Holdings, Inc. 79 3,121
*Boston Omaha Corp., Class A 1,981 29,240
*Cargurus, Inc. 4,255 131,990
*Cars.com, Inc. 4,819 77,056
#*Charter Communications, Inc.,
Class A 94 30,795
*Cinemark Holdings, Inc. 2,642 78,600
Comcast Corp., Class A 106,597 4,655,091
*Creative Realities, Inc. 3,000 12,420
*E.W. Scripps Co. (The), Class A 4,200 14,091
Electronic Arts, Inc. 12,058 1,818,949
Emerald Holding, Inc. 20 79
*EverQuote, Inc., Class A 12 216
*Fluent, Inc. 3,657 10,825
Fox Corp., Class A 12,319 517,398
Fox Corp., Class B 12,197 475,195
*Gambling.com Group, Ltd. 2,306 22,207
*Harte Hanks, Inc. 1,800 12,798
#*IMAX Corp. 1,217 29,573
*Integral Ad Science Holding
Corp. 11,087 131,270
Interpublic Group of Cos., Inc.
(The) 24,100 708,540
*IZEA Worldwide, Inc. 407 1,156
John Wiley & Sons, Inc., Class A 4,058 200,059
*Liberty Global, Ltd., Class A 4,024 79,715
*Liberty Global, Ltd., Class C 3,938 81,202
*Liberty Media Corp. LIB New A 1,266 93,988
*Liberty Media Corp. LIB New C 12,945 1,033,529
*Liberty Media Corp.-Liberty Live 5 284
*Liberty Media Corp.-Liberty Live 1,740 101,546
*Lions Gate Entertainment Corp.,
Class A 12 95
*Lions Gate Entertainment Corp.,
Class B 224 1,579
*Live Nation Entertainment, Inc. 2,460 288,164
*Madison Square Garden Sports
Corp. 82 18,261
*Magnite, Inc. 9,472 118,211
*Match Group, Inc. 15,728 566,680
Meta Platforms, Inc., Class A 70,399 39,957,064
*Netflix, Inc. 8,287 6,265,221
New York Times Co. (The), Class
A 7,026 392,332
News Corp., Class A 14,274 388,966
News Corp., Class B 2,329 67,634
Nexstar Media Group, Inc. 2,431 427,662
*Nextdoor Holdings, Inc. 10,236 24,771
Shares Value†
COMMUNICATION SERVICES — (Continued)
Omnicom Group, Inc. 11,825 $ 1,194,325
*Outbrain, Inc. 2,759 11,836
#Paramount Global, Class B 7,986 87,367
*Pinterest, Inc., Class A 12,565 399,441
*PubMatic, Inc., Class A 2,816 41,409
*QuinStreet, Inc. 5,237 109,977
*Reservoir Media, Inc. 3,170 26,406
*ROBLOX Corp., Class A 3,007 155,522
*Roku, Inc. 2,495 159,880
Scholastic Corp. 1,673 41,541
#Shutterstock, Inc. 458 14,697
#Sinclair, Inc. 5,764 99,544
#Sirius XM Holdings, Inc. 14,329 382,011
#*Snap, Inc., Class A 39,505 480,381
*Spotify Technology SA 4,336 1,669,794
*Stagwell, Inc. 3,872 24,045
*Take-Two Interactive Software,
Inc. 5,944 961,264
*TechTarget, Inc. 1,014 29,350
TEGNA, Inc. 4,953 81,378
*Thryv Holdings, Inc. 1,537 22,102
*Trade Desk, Inc. (The), Class A 7,087 851,928
*Travelzoo 1,355 23,171
*TripAdvisor, Inc. 9,744 156,294
*TrueCar, Inc. 7,900 30,889
Verizon Communications, Inc. 113,762 4,792,793
*Vimeo, Inc. 11,359 54,182
Walt Disney Co. (The) 21,737 2,091,099
*Warner Bros Discovery, Inc. 2,355 19,146
#Warner Music Group Corp.,
Class A 3,981 127,233
*Yelp, Inc. 3,876 132,327
*Zedge, Inc., Class B 1,041 3,206
*Ziff Davis, Inc. 3,498 161,852
*ZoomInfo Technologies, Inc. 16,654 184,027
TOTAL COMMUNICATION
SERVICES 114,731,091
CONSUMER DISCRETIONARY — (11.4%)
*1-800-Flowers.com, Inc., Class A 2,457 20,442
*1stdibs.com, Inc. 2,936 12,243
*Abercrombie & Fitch Co. 4,926 649,198
Academy Sports & Outdoors, Inc. 5,738 291,835
*Accel Entertainment, Inc. 1,158 12,784
#Acushnet Holdings Corp. 3,224 197,631
*Adient PLC 5,623 109,817
ADT, Inc. 45,772 329,558
*Adtalem Global Education, Inc. 4,707 380,890
*Airbnb, Inc., Class A 7,428 1,001,220
*Amazon.com, Inc. 157,134 29,289,778
American Eagle Outfitters, Inc. 15,534 304,311
*American Public Education, Inc. 1,399 21,223
*Aptiv PLC 1,221 69,389
Aramark 12,821 485,018
Arko Corp. 6,994 46,510

5
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Asbury Automotive Group, Inc. 1,358 $ 309,407
Autoliv, Inc. 2,071 192,355
*AutoNation, Inc. 3,767 585,656
*AutoZone, Inc. 428 1,287,852
Bath & Body Works, Inc. 7,338 208,252
*Beazer Homes USA, Inc. 1,909 58,721
Best Buy Co., Inc. 16,731 1,512,984
*Biglari Holdings, Inc., Class B 66 11,240
*BJ's Restaurants, Inc. 495 18,360
Bloomin' Brands, Inc. 1,087 18,033
Booking Holdings, Inc. 1,263 5,906,104
*Boot Barn Holdings, Inc. 1,420 176,861
BorgWarner, Inc. 3,539 119,017
*Bright Horizons Family Solutions,
Inc. 2,885 385,061
Brunswick Corp. 4,446 354,524
Buckle, Inc. (The) 4,749 202,117
Build-A-Bear Workshop, Inc. 996 37,938
*Burlington Stores, Inc. 3,069 760,406
Caleres, Inc. 2,753 82,177
#Camping World Holdings, Inc.,
Class A 1,171 23,490
*Capri Holdings, Ltd. 1,885 37,210
*CarMax, Inc. 11,926 863,204
Carriage Services, Inc. 1,467 54,851
Carter's, Inc. 2,171 118,754
#*Carvana Co. 3,671 907,875
Cato Corp. (The), Class A 4,300 28,079
*Cavco Industries, Inc. 541 221,699
Century Communities, Inc. 4,111 364,481
*Champion Homes, Inc. 3,471 306,246
#Cheesecake Factory, Inc. (The) 1,897 87,679
*Chewy, Inc., Class A 5,664 152,758
*Chipotle Mexican Grill, Inc. 24,470 1,364,692
#Choice Hotels International, Inc. 1,333 185,967
#Columbia Sportswear Co. 7,162 576,326
*Coupang, Inc. 6,837 176,326
*Coursera, Inc. 2,942 20,447
*Crocs, Inc. 6,454 695,870
Crown Crafts, Inc. 4 18
*Culp, Inc. 2,300 12,213
Dana, Inc. 6,469 49,617
#*Dave & Buster's Entertainment,
Inc. 1,233 45,535
*Deckers Outdoor Corp. 7,481 1,203,618
Dick's Sporting Goods, Inc. 3,445 674,359
#Dillard's, Inc., Class A 753 279,755
Domino's Pizza, Inc. 714 295,403
*DoorDash, Inc., Class A 15,297 2,397,040
*Dorman Products, Inc. 1,350 153,941
DR Horton, Inc. 16,041 2,710,929
*DraftKings, Inc. 4,469 157,845
#*Dream Finders Homes, Inc.,
Class A 1,173 35,014
*Duolingo, Inc. 273 79,981
*Dutch Bros, Inc., Class A 697 23,085
eBay, Inc. 18,077 1,039,608
*Educational Development Corp. 100 204
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*El Pollo Loco Holdings, Inc. 8 $ 98
#Escalade, Inc. 12 156
Ethan Allen Interiors, Inc. 12 332
*Etsy, Inc. 1,134 58,333
*Expedia Group, Inc. 8,854 1,383,969
*Figs, Inc., Class A 5,938 37,113
#*First Watch Restaurant Group,
Inc. 1,174 19,952
Flanigan's Enterprises, Inc. 404 10,136
Flexsteel Industries, Inc. 21 1,223
#*Floor & Decor Holdings, Inc.,
Class A 5,948 612,941
*Foot Locker, Inc. 4,754 110,245
Ford Motor Co. 179,707 1,849,185
*Frontdoor, Inc. 3,369 167,406
*Funko, Inc., Class A 1,943 23,005
#*GameStop Corp., Class A 4,175 92,602
Gap, Inc. (The) 21,373 443,917
Garmin, Ltd. 6,086 1,207,158
#*Garrett Motion, Inc. 9,153 68,007
General Motors Co. 52,087 2,643,936
*Genesco, Inc. 547 14,014
Gentex Corp. 4,465 135,334
*Gentherm, Inc. 2,334 97,911
Genuine Parts Co. 6,887 789,939
*G-III Apparel Group, Ltd. 4,801 145,374
#*Global Business Travel Group I 1,943 14,825
*Good Times Restaurants, Inc. 1,533 4,216
Graham Holdings Co., Class B 33 27,829
*Grand Canyon Education, Inc. 979 134,231
*Green Brick Partners, Inc. 280 19,323
Group 1 Automotive, Inc. 1,357 494,382
#*Groupon, Inc. 1,892 19,412
#Guess?, Inc. 6,129 104,132
H&R Block, Inc. 4,927 294,290
#Hamilton Beach Brands Holding
Co., Class A 8 221
*Hanesbrands, Inc. 25,681 178,483
Harley-Davidson, Inc. 8,951 285,984
Hasbro, Inc. 16,282 1,068,588
#Haverty Furniture Cos., Inc. 177 3,921
Home Depot, Inc. (The) 30,580 12,040,875
Hooker Furnishings Corp. 4 64
*Hovnanian Enterprises, Inc.,
Class A 440 77,458
Installed Building Products, Inc. 661 143,371
J Jill, Inc. 662 15,828
*JAKKS Pacific, Inc. 1,031 32,528
KB Home 5,164 405,374
#Kohl's Corp. 6,309 116,590
Kontoor Brands, Inc. 2,804 240,107
Krispy Kreme, Inc. 4,714 53,598
Lakeland Industries, Inc. 463 8,607
*Lands' End, Inc. 2,320 36,517
*Landsea Homes Corp. 3,290 34,150
*Latham Group, Inc. 4,820 31,330
Laureate Education, Inc. 4,925 84,612
La-Z-Boy, Inc. 3,355 127,658

6
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
LCI Industries 1,369 $ 152,342
Lear Corp. 320 30,643
*Legacy Housing Corp. 1,843 45,706
Lennar Corp., Class A 11,834 2,015,330
Lennar Corp., Class B 428 68,617
Levi Strauss & Co., Class A 3,516 60,088
*LGI Homes, Inc. 1,699 172,550
*Life Time Group Holdings, Inc. 900 20,052
Lifetime Brands, Inc. 1,863 10,731
*Light & Wonder, Inc. 2,763 259,114
*Lincoln Educational Services
Corp. 2,177 28,911
Lithia Motors, Inc. 3,287 1,092,500
LKQ Corp. 6,240 229,570
#*Lovesac Co. (The) 1,661 48,435
Lowe's Cos., Inc. 13,605 3,562,197
*Lululemon Athletica, Inc. 5,137 1,530,312
Macy's, Inc. 26,550 407,277
Marine Products Corp. 2,020 19,008
*MarineMax, Inc. 1,400 40,782
*Mattel, Inc. 16,507 336,413
McDonald's Corp. 16,862 4,925,559
*MGM Resorts International 9,695 357,455
*Mister Car Wash, Inc. 10,440 78,404
Monro, Inc. 721 19,763
*Motorcar Parts of America, Inc. 6,600 34,782
Newell Brands, Inc. 20,699 182,151
NIKE, Inc., Class B 34,545 2,664,456
Nordstrom, Inc. 14,355 324,567
*NVR, Inc. 166 1,519,366
*ODP Corp. (The) 1,684 52,255
*Ollie's Bargain Outlet Holdings,
Inc. 2,252 206,801
OneSpaWorld Holdings, Ltd. 2,508 43,915
*OneWater Marine, Inc. 644 14,020
*O'Reilly Automotive, Inc. 461 531,598
#Oxford Industries, Inc. 757 54,973
Patrick Industries, Inc. 694 87,430
Penske Automotive Group, Inc. 3,055 459,991
Perdoceo Education Corp. 3,431 76,683
*Petco Health & Wellness Co.,
Inc. 2,574 10,991
Phinia, Inc. 1,439 67,029
*Planet Fitness, Inc., Class A 2,225 174,707
*PlayAGS, Inc. 2,564 29,819
Polaris, Inc. 1,390 97,175
Pool Corp. 2,009 726,535
*Potbelly Corp. 4,500 33,210
PulteGroup, Inc. 10,192 1,320,170
PVH Corp. 3,768 370,997
#*QuantumScape Corp. 6,432 33,125
Ralph Lauren Corp. 2,090 413,674
#*Revolve Group, Inc. 1,605 39,836
*RH 382 121,495
Rocky Brands, Inc. 346 7,038
Ross Stores, Inc. 13,408 1,873,366
*Sabre Corp. 1,852 5,926
*Sally Beauty Holdings, Inc. 9,579 124,527
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Service Corp. International 3,768 $ 307,657
*Shake Shack, Inc., Class A 503 61,200
SharkNinja, Inc. 1,140 105,119
#Shoe Carnival, Inc. 1,753 60,075
Signet Jewelers, Ltd. 4,236 388,357
*Six Flags Entertainment Corp. 1,230 48,474
*Skechers USA, Inc., Class A 6,853 421,185
*Sleep Number Corp. 500 6,850
Sonic Automotive, Inc., Class A 2,110 119,700
*Sonos, Inc. 10,595 132,755
Standard Motor Products, Inc. 1,532 49,315
*Star Equity Holdings, Inc. 257 930
Starbucks Corp. 4,896 478,339
Steven Madden, Ltd. 8,318 374,060
*Stoneridge, Inc. 2,071 14,476
Strategic Education, Inc. 757 65,829
*Strattec Security Corp. 900 33,795
#*Stride, Inc. 1,003 93,560
Superior Group of Cos., Inc. 8 118
*Sweetgreen, Inc., Class A 4,092 147,721
*Tandy Leather Factory, Inc. 4 18
Tapestry, Inc. 19,425 921,716
*Taylor Morrison Home Corp. 15,297 1,047,845
Tempur Sealy International, Inc. 3,048 146,030
*Tesla, Inc. 37,563 9,385,116
Texas Roadhouse, Inc. 1,055 201,632
Thor Industries, Inc. 4,326 450,250
*Tile Shop Holdings, Inc. 2,500 16,525
TJX Cos., Inc. (The) 35,674 4,032,232
Toll Brothers, Inc. 7,342 1,075,163
*TopBuild Corp. 1,721 608,167
*Topgolf Callaway Brands Corp. 4,630 44,957
Tractor Supply Co. 2,949 782,989
*Traeger, Inc. 3,647 11,306
Travel + Leisure Co. 1,382 66,073
*Tri Pointe Homes, Inc. 14,340 579,766
*Udemy, Inc. 795 6,233
*Ulta Beauty, Inc. 1,632 602,175
*Under Armour, Inc., Class A 12,271 104,917
*Under Armour, Inc., Class C 16,301 128,778
#*United Parks & Resorts, Inc. 1,416 74,524
*Universal Technical Institute, Inc. 5,204 86,595
Upbound Group, Inc. 4,993 145,995
*Urban Outfitters, Inc. 5,477 196,898
*Valvoline, Inc. 5,220 210,262
*Vera Bradley, Inc. 2,108 10,561
#VF Corp. 16,079 332,996
*Victoria's Secret & Co. 7,380 223,319
*Vince Holding Corp. 1,613 2,903
*Visteon Corp. 590 53,248
#*Vizio Holding Corp., Class A 2,813 31,309
*Warby Parker, Inc., Class A 1,053 17,827
Wendy's Co. (The) 4,091 78,179
Weyco Group, Inc. 403 13,565
Whirlpool Corp. 1,476 152,781
Williams-Sonoma, Inc. 9,490 1,272,894
Wingstop, Inc. 493 141,831
Winmark Corp. 116 43,255

7
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Winnebago Industries, Inc. 3,036 $ 170,137
Worthington Enterprises, Inc. 1,287 49,292
*YETI Holdings, Inc. 11,071 389,810
Yum! Brands, Inc. 6,717 881,002
*Zumiez, Inc. 1,108 22,825
TOTAL CONSUMER
DISCRETIONARY 141,741,599
CONSUMER STAPLES — (5.6%)
Albertsons Cos., Inc., Class A 35,559 643,618
Andersons, Inc. (The) 1,529 69,417
B&G Foods, Inc. 3,115 26,540
*BellRing Brands, Inc. 10,965 721,826
*BJ's Wholesale Club Holdings,
Inc. 9,303 788,243
*Boston Beer Co., Inc. (The),
Class A 320 93,142
Brown-Forman Corp., Class A 1,060 46,195
#Brown-Forman Corp., Class B 1,608 70,800
Calavo Growers, Inc. 1,445 38,408
Campbell Soup Co. 4,590 214,123
Casey's General Stores, Inc. 2,597 1,023,270
*Celsius Holdings, Inc. 3,029 91,112
#*Central Garden & Pet Co. 4 137
*Central Garden & Pet Co., Class
A 11 320
*Chefs' Warehouse, Inc. (The) 2,316 92,455
Church & Dwight Co., Inc. 8,008 800,079
Clorox Co. (The) 3,934 623,736
Coca-Cola Co. (The) 106,679 6,967,205
Coca-Cola Consolidated, Inc. 309 347,396
Colgate-Palmolive Co. 16,500 1,546,215
Constellation Brands, Inc., Class
A 6,587 1,530,424
Costco Wholesale Corp. 11,983 10,475,299
*Coty, Inc., Class A 64,662 481,085
Dollar General Corp. 6,989 559,400
*Dollar Tree, Inc. 11,689 755,577
*Duckhorn Portfolio, Inc. (The) 5,712 62,603
Edgewell Personal Care Co. 4,103 143,400
*elf Beauty, Inc. 1,646 173,241
Energizer Holdings, Inc. 2,665 85,467
Estee Lauder Cos., Inc. (The) 720 49,637
*Farmer Bros Co. 1,090 2,016
*FitLife Brands, Inc. 390 12,343
Flowers Foods, Inc. 3,358 74,648
*Freshpet, Inc. 2,555 338,640
General Mills, Inc. 22,029 1,498,413
*HF Foods Group, Inc. 3,200 10,944
*Honest Co., Inc. (The) 3,700 13,764
Ingles Markets, Inc., Class A 640 40,870
Interparfums, Inc. 3,723 450,744
J & J Snack Foods Corp. 11 1,805
J.M. Smucker Co. (The) 3,801 431,451
John B Sanfilippo & Son, Inc. 652 53,796
Kellanova 6,607 532,855
Kenvue, Inc. 71,617 1,642,178
Keurig Dr Pepper, Inc. 42,961 1,415,565
Kraft Heinz Co. (The) 38,036 1,272,685
Shares Value†
CONSUMER STAPLES — (Continued)
Kroger Co. (The) 50,527 $ 2,817,891
*Laird Superfood, Inc. 2,606 18,763
Lancaster Colony Corp. 563 97,737
Lifevantage Corp. 1,494 18,257
*Lifeway Foods, Inc. 1,880 50,027
Limoneira Co. 628 16,102
*Mama's Creations, Inc. 2,731 20,346
McCormick & Co., Inc. 10,336 808,689
McCormick & Co., Inc. 4 314
*Mission Produce, Inc. 2,477 29,229
*Monster Beverage Corp. 39,366 2,073,801
#National Beverage Corp. 2,471 111,664
*Natural Alternatives International,
Inc. 126 576
Natural Grocers by Vitamin
Cottage, Inc. 1,344 36,799
Natural Health Trends Corp. 249 1,491
*Nature's Sunshine Products, Inc. 1,930 24,434
Oil-Dri Corp. of America 549 37,250
*Olaplex Holdings, Inc. 7,105 12,647
PepsiCo, Inc. 22,835 3,792,437
*Post Holdings, Inc. 31 3,385
PriceSmart, Inc. 1,636 135,919
Procter & Gamble Co. (The) 44,685 7,381,068
*Seneca Foods Corp., Class A 611 37,778
*Seneca Foods Corp., Class B 117 7,320
*Simply Good Foods Co. (The) 13,163 443,067
SpartanNash Co. 1,579 33,222
Spectrum Brands Holdings, Inc. 3,448 309,010
*Sprouts Farmers Market, Inc. 5,327 684,147
Sysco Corp. 25,709 1,926,890
Target Corp. 15,865 2,380,385
#Tootsie Roll Industries, Inc. 8 233
*United Natural Foods, Inc. 2,856 58,091
*US Foods Holding Corp. 16,629 1,025,178
*USANA Health Sciences, Inc. 1,250 46,175
Utz Brands, Inc. 3,039 52,332
Village Super Market, Inc., Class
A 4 114
#*Vita Coco Co., Inc. (The) 2,537 75,121
*Vital Farms, Inc. 3,149 109,207
Walmart, Inc. 104,914 8,597,702
Weis Markets, Inc. 2,257 141,943
#WK Kellogg Co. 799 13,287
TOTAL CONSUMER STAPLES 69,743,115
ENERGY — (1.7%)
Adams Resources & Energy, Inc. 4 111
Archrock, Inc. 19,108 382,542
#Atlas Energy Solutions, Inc. 2,126 41,606
Baker Hughes Co. 64,675 2,462,824
*Bristow Group, Inc. 2,386 79,144
Cactus, Inc., Class A 2,942 174,431
#*Centrus Energy Corp., Class A 688 71,421
ChampionX Corp. 18,977 535,531
Cheniere Energy, Inc. 2,497 477,876
#Core Laboratories, Inc. 1,834 34,663
Delek US Holdings, Inc. 3,128 49,016
*DMC Global, Inc. 1,790 18,061

8
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
ENERGY — (Continued)
Energy Services of America Corp. 8 $ 93
EnLink Midstream LLC 1,585 23,521
Excelerate Energy, Inc., Class A 1,182 28,226
*Expro Group Holdings NV 5,302 67,600
*Geospace Technologies Corp. 805 9,016
*Gulf Island Fabrication, Inc. 3,500 19,285
Halliburton Co. 34,775 964,658
*Helix Energy Solutions Group,
Inc. 6,319 58,451
HF Sinclair Corp. 9,103 351,467
*Innovex International, Inc. 314 4,456
Kodiak Gas Services, Inc. 2,119 67,554
Liberty Energy, Inc. 5,974 101,976
*Mammoth Energy Services, Inc. 2,900 12,760
Marathon Petroleum Corp. 17,995 2,617,733
*Natural Gas Services Group, Inc. 1,335 26,126
*NCS Multistage Holdings, Inc. 503 9,326
*Newpark Resources, Inc. 9,422 62,750
NOV, Inc. 20,429 316,854
*Oceaneering International, Inc. 9,002 219,649
ONEOK, Inc. 4,967 481,203
Phillips 66 14,078 1,714,982
#*ProFrac Holding Corp., Class A 2,942 17,520
*ProPetro Holding Corp. 18,820 130,046
Ranger Energy Services, Inc. 4 52
*REX American Resources Corp. 2,110 94,380
#RPC, Inc. 15,486 87,960
Schlumberger NV 40,192 1,610,493
*Seadrill, Ltd. 6,638 261,205
Select Water Solutions, Inc. 7,294 77,316
Smart Sand, Inc. 4,828 9,994
Solaris Energy Infrastructure, Inc. 5,362 70,457
*Stabilis Solutions, Inc. 516 2,234
TechnipFMC PLC 47,394 1,264,946
*TETRA Technologies, Inc. 11,259 37,718
#Texas Pacific Land Corp. 1,352 1,576,432
#*Transocean, Ltd. 14,983 65,026
*Valaris, Ltd. 686 34,712
Valero Energy Corp. 21,450 2,783,352
Weatherford International PLC 8,268 653,172
World Kinect Corp. 9,809 256,505
TOTAL ENERGY 20,518,432
FINANCIALS — (17.6%)
1st Source Corp. 1,416 83,870
ACNB Corp. 384 16,128
Affiliated Managers Group, Inc. 3,987 773,079
*Affinity Bancshares, Inc. 4 86
*Affirm Holdings, Inc. 7,536 330,454
Aflac, Inc. 21,218 2,223,434
Alerus Financial Corp. 740 14,970
Allstate Corp. (The) 9,528 1,777,163
Ally Financial, Inc. 23,563 825,883
Amalgamated Financial Corp. 3,759 124,667
*Ambac Financial Group, Inc. 5,292 59,853
Amerant Bancorp, Inc. 1,692 36,073
*American Coastal Insurance
Corp. 1,985 24,118
American Express Co. 20,403 5,510,442
Shares Value†
FINANCIALS — (Continued)
American Financial Group, Inc. 5,893 $ 759,784
American International Group,
Inc. 35,046 2,659,290
Ameriprise Financial, Inc. 5,898 3,009,749
Ameris Bancorp 4,871 301,953
AMERISAFE, Inc. 978 52,861
AmeriServ Financial, Inc. 1,301 3,630
Ames National Corp. 280 4,759
Aon PLC, Class A 3,041 1,115,652
Apollo Global Management, Inc. 9,574 1,371,571
*Arch Capital Group, Ltd. 28,129 2,772,394
Ares Management Corp., Class A 3,146 527,521
Arrow Financial Corp. 582 16,610
Arthur J. Gallagher & Co. 1,210 340,252
Artisan Partners Asset
Management, Inc., Class A 3,960 174,636
Associated Banc-Corp. 5,046 119,792
Assurant, Inc. 3,327 637,786
Assured Guaranty, Ltd. 3,855 321,738
#Atlantic Union Bankshares Corp. 3,523 133,169
*Atlanticus Holdings Corp. 1,165 43,326
*AvidXchange Holdings, Inc. 3,245 26,739
Axis Capital Holdings, Ltd. 13,409 1,049,388
*Axos Financial, Inc. 5,105 345,711
*Baldwin Insurance Group, Inc.
(The) 1,311 60,647
Banc of California, Inc. 3,558 54,651
BancFirst Corp. 1,036 112,624
*Bancorp, Inc. (The) 4,024 202,246
Bank First Corp. 4 368
Bank of America Corp. 102,284 4,277,517
Bank of Hawaii Corp. 1,911 138,032
Bank of Marin Bancorp 1,434 31,849
Bank of New York Mellon Corp.
(The) 30,080 2,266,829
Bank of NT Butterfield & Son, Ltd.
(The) 3,858 141,087
Bank of the James Financial
Group, Inc. 1,312 17,318
Bank OZK 5,684 248,675
Bank7 Corp. 4 168
BankUnited, Inc. 2,205 77,925
Bankwell Financial Group, Inc. 431 12,288
Banner Corp. 1,933 123,789
Bar Harbor Bankshares 608 19,547
BayCom Corp. 702 17,445
BCB Bancorp, Inc. 1,278 15,515
Berkshire Hills Bancorp, Inc. 1,335 36,352
BGC Group, Inc., Class A 8,876 83,168
Blackrock, Inc. 2,700 2,648,781
Blackstone, Inc. 9,492 1,592,283
*Block, Inc. 33,302 2,408,401
*BM Technologies, Inc. 1,437 6,811
BOK Financial Corp. 4,052 430,444
Bread Financial Holdings, Inc. 3,254 162,212
*Bridgewater Bancshares, Inc. 1,697 24,776
*Brighthouse Financial, Inc. 7,232 342,074
Brightsphere Investment Group,
Inc. 1,798 47,449

9
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Broadway Financial Corp. 1,646 $ 11,341
Brookline Bancorp, Inc. 4,258 47,902
Brown & Brown, Inc. 2,401 251,241
Burke & Herbert Financial
Services Corp. 261 16,532
Business First Bancshares, Inc. 1,429 37,426
Byline Bancorp, Inc. 1,981 53,309
C&F Financial Corp. 240 15,005
Cadence Bank 9,810 327,948
*California Bancorp 6 87
Camden National Corp. 476 19,968
Capital Bancorp, Inc. 4 101
Capital City Bank Group, Inc. 600 21,000
Capital One Financial Corp. 9,394 1,529,249
Capitol Federal Financial, Inc. 8,171 52,662
Carlyle Group, Inc. (The) 18,927 946,918
*Carter Bankshares, Inc. 1,073 19,743
Cass Information Systems, Inc. 539 22,293
Cathay General Bancorp 3,859 177,437
CB Financial Services, Inc. 426 12,205
Cboe Global Markets, Inc. 4,624 987,548
CF Bankshares, Inc. 4 102
Charles Schwab Corp. (The) 31,485 2,230,083
Chubb, Ltd. 10,365 2,927,491
Cincinnati Financial Corp. 5,458 768,650
Citigroup, Inc. 38,892 2,495,700
Citizens & Northern Corp. 814 15,401
Citizens Community Bancorp, Inc. 4 57
Citizens Financial Group, Inc. 23,175 976,131
#*Citizens, Inc. 24 114
City Holding Co. 1,177 137,238
Civista Bancshares, Inc. 920 18,740
CME Group, Inc. 3,063 690,278
CNB Financial Corp. 587 14,898
CNO Financial Group, Inc. 3,464 119,162
*Coastal Financial Corp. 577 36,345
#Cohen & Steers, Inc. 2,747 271,321
*Coinbase Global, Inc., Class A 5,106 915,251
Colony Bankcorp, Inc. 794 12,077
Columbia Banking System, Inc. 10,605 302,349
*Columbia Financial, Inc. 1,200 20,496
Comerica, Inc. 4,905 312,498
Commerce Bancshares, Inc. 7,154 447,125
Community Financial System, Inc. 2,363 144,474
Community Trust Bancorp, Inc. 713 36,933
ConnectOne Bancorp, Inc. 1,716 41,596
*Consumer Portfolio Services,
Inc. 4 40
#Corebridge Financial, Inc. 43,357 1,377,452
*Corpay, Inc. 45 14,837
Crawford & Co., Class A 1,947 21,690
Crawford & Co., Class B 8 89
#*Credit Acceptance Corp. 509 216,325
*CrossFirst Bankshares, Inc. 2,253 35,372
Cullen/Frost Bankers, Inc. 1,871 238,272
*Customers Bancorp, Inc. 2,443 112,696
CVB Financial Corp. 5,682 110,401
*Dave, Inc. 983 37,904
Shares Value†
FINANCIALS — (Continued)
Diamond Hill Investment Group,
Inc. 262 $ 39,541
Dime Community Bancshares,
Inc. 1,876 56,411
Discover Financial Services 11,766 1,746,427
Donegal Group, Inc., Class A 1,195 18,116
*Donnelley Financial Solutions,
Inc. 2,248 131,148
Eagle Bancorp, Inc. 966 25,319
East West Bancorp, Inc. 6,218 606,193
Eastern Bankshares, Inc. 11,204 182,961
*eHealth, Inc. 8 40
Employers Holdings, Inc. 3,756 182,992
Enact Holdings, Inc. 7,758 264,470
*Encore Capital Group, Inc. 1,520 69,434
*Enova International, Inc. 1,962 170,517
*Enstar Group, Ltd. 983 317,018
Enterprise Bancorp, Inc. 500 16,055
Enterprise Financial Services
Corp. 2,246 118,409
Equitable Holdings, Inc. 30,564 1,385,772
Equity Bancshares, Inc., Class A 800 33,992
Erie Indemnity Co., Class A 939 421,461
Esquire Financial Holdings, Inc. 334 22,238
Essent Group, Ltd. 15,432 926,074
*Euronet Worldwide, Inc. 1,631 160,605
Evercore, Inc. 2,102 555,285
Everest Group, Ltd. 4,081 1,451,244
EVERTEC, Inc. 980 32,105
*EZCORP, Inc., Class A 3,379 38,825
F&G Annuities & Life, Inc. 943 37,814
FactSet Research Systems, Inc. 1,648 748,291
Farmers National Banc Corp. 2,113 29,075
FB Financial Corp. 2,430 119,556
Federal Agricultural Mortgage
Corp., Class A 91 13,225
Federal Agricultural Mortgage
Corp., Class C 982 179,971
Federated Hermes, Inc. 6,686 268,309
Fidelity National Financial, Inc. 31,715 1,908,292
Fidelity National Information
Services, Inc. 20,829 1,868,986
Fifth Third Bancorp 6,558 286,453
Financial Institutions, Inc. 1,200 28,812
Finward Bancorp 552 17,250
*Finwise Bancorp 1,164 19,474
First American Financial Corp. 6,256 401,322
First Bancorp 2,789 116,301
First Bancorp 12,978 250,216
First Bancorp, Inc. (The) 625 16,188
First Bancshares, Inc. (The) 1,949 65,233
First Bank 934 13,225
First Busey Corp. 3,310 80,466
First Business Financial Services,
Inc. 300 12,840
First Capital, Inc. 209 7,550
First Citizens BancShares, Inc.,
Class A 664 1,286,400

10
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Commonwealth Financial
Corp. 6,529 $ 107,337
First Community Bankshares, Inc. 808 33,500
First Financial Bancorp 3,882 99,302
First Financial Bankshares, Inc. 5,151 186,157
First Financial Corp. 636 27,323
First Foundation, Inc. 2,500 16,825
First Hawaiian, Inc. 7,538 186,490
First Horizon Corp. 5,434 94,171
First Internet Bancorp 529 18,499
First Interstate BancSystem, Inc.,
Class A 5,674 174,759
First Merchants Corp. 4,434 164,280
First Mid Bancshares, Inc. 1,283 48,946
First National Corp. 617 13,068
First of Long Island Corp. (The) 912 11,468
First Savings Financial Group,
Inc. 511 13,792
First United Corp. 414 13,140
*First Western Financial, Inc. 548 10,417
FirstCash Holdings, Inc. 2,958 306,064
*Fiserv, Inc. 4,317 854,334
#Five Star Bancorp 539 16,213
Flushing Financial Corp. 1,612 25,268
*Flywire Corp. 1,512 26,339
FNB Corp. 17,790 257,955
Franklin Resources, Inc. 14,337 297,779
FS Bancorp, Inc. 420 18,379
Fulton Financial Corp. 9,472 171,538
GCM Grosvenor, Inc., Class A 1,673 19,306
*Genworth Financial, Inc. 74,221 500,250
German American Bancorp, Inc. 2,110 85,434
Glacier Bancorp, Inc. 4,470 233,110
Glen Burnie Bancorp 106 641
Global Payments, Inc. 4,225 438,175
Globe Life, Inc. 2,338 246,893
Goldman Sachs Group, Inc. (The) 7,528 3,897,923
*Goosehead Insurance, Inc.,
Class A 357 38,877
Great Southern Bancorp, Inc. 504 28,572
Greene County Bancorp, Inc. 346 9,688
*Greenlight Capital Re, Ltd.,
Class A 3,824 51,548
Guaranty Bancshares, Inc. 410 13,473
*Hagerty, Inc., Class A 1,173 12,633
Hamilton Lane, Inc., Class A 1,924 345,627
Hancock Whitney Corp. 2,881 150,042
Hanmi Financial Corp. 762 17,427
Hanover Insurance Group, Inc.
(The) 4,432 657,399
HarborOne Bancorp, Inc. 1,388 16,476
Hartford Financial Services
Group, Inc. (The) 21,196 2,340,886
HBT Financial, Inc. 1,590 33,962
#HCI Group, Inc. 770 87,249
Heartland Financial USA, Inc. 2,537 150,952
Heritage Commerce Corp. 3,000 29,130
Heritage Financial Corp. 3,400 78,166
*Heritage Insurance Holdings, Inc. 3,414 35,335
Shares Value†
FINANCIALS — (Continued)
*Hippo Holdings, Inc. 667 $ 14,787
Home Bancorp, Inc. 298 14,051
Home BancShares, Inc. 11,368 310,233
HomeTrust Bancshares, Inc. 792 26,255
Hope Bancorp, Inc. 14,385 178,230
Horace Mann Educators Corp. 9,875 367,745
Horizon Bancorp, Inc. 1,920 30,758
Houlihan Lokey, Inc. 2,274 392,879
Huntington Bancshares, Inc. 2,127 33,160
*I3 Verticals, Inc., Class A 8 184
IF Bancorp, Inc. 400 8,552
Independent Bank Corp. 522 17,111
Independent Bank Corp. 1,388 87,305
Independent Bank Group, Inc. 1,795 104,756
Interactive Brokers Group, Inc. 1,603 244,586
Intercontinental Exchange, Inc. 3,878 604,464
International Bancshares Corp. 4,052 248,226
*International Money Express,
Inc. 1,269 22,322
Invesco, Ltd. 40,177 696,669
Investar Holding Corp. 685 14,296
Investors Title Co. 79 18,271
Jack Henry & Associates, Inc. 788 143,361
Jackson Financial, Inc., Class A 7,127 712,344
Janus Henderson Group PLC 18,027 744,695
Jefferies Financial Group, Inc. 11,811 755,668
JPMorgan Chase & Co. 78,614 17,446,019
Kearny Financial Corp. 3,897 27,240
Kemper Corp. 5,900 367,393
KeyCorp 45,508 785,013
*Kingstone Cos., Inc. 2,889 30,681
*Kingsway Financial Services,
Inc. 1,667 14,920
Kinsale Capital Group, Inc. 1,048 448,659
KKR & Co., Inc. 10,643 1,471,288
Lake Shore Bancorp, Inc. 8 107
Lakeland Financial Corp. 1,666 108,407
Landmark Bancorp, Inc. 209 4,387
Lazard, Inc. 4,336 229,765
#*Lemonade, Inc. 176 4,184
*LendingClub Corp. 8,532 120,984
Lincoln National Corp. 22,199 771,415
Live Oak Bancshares, Inc. 4,120 163,605
*loanDepot, Inc., Class A 6,182 13,106
LPL Financial Holdings, Inc. 5,377 1,517,282
M&T Bank Corp. 2,420 471,126
Magyar Bancorp, Inc. 105 1,294
*Maiden Holdings, Ltd. 36 56
MainStreet Bancshares, Inc. 585 10,103
*Markel Group, Inc. 349 538,161
MarketAxess Holdings, Inc. 1,494 432,393
*Marqeta, Inc., Class A 7,423 42,014
Marsh & McLennan Cos., Inc. 7,231 1,578,093
Mastercard, Inc., Class A 21,953 10,967,499
Mercantile Bank Corp. 682 29,231
Merchants Bancorp 4,701 173,655
Mercury General Corp. 4,894 330,981
Meridian Corp. 1,098 15,416

11
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
MetLife, Inc. 58,033 $ 4,550,948
Metrocity Bankshares, Inc. 1,337 39,548
*Metropolitan Bank Holding Corp. 602 32,207
MGIC Investment Corp. 23,365 585,060
Mid Penn Bancorp, Inc. 539 17,027
Midland States Bancorp, Inc. 1,012 25,108
MidWestOne Financial Group,
Inc. 487 14,094
Moelis & Co., Class A 2,593 172,175
Moody's Corp. 4,089 1,856,570
Morgan Stanley 33,993 3,951,686
Morningstar, Inc. 1,899 622,967
MSCI, Inc. 3,696 2,111,155
MVB Financial Corp. 504 9,571
Nasdaq, Inc., ADR 17,666 1,305,871
National Bank Holdings Corp.,
Class A 2,174 97,743
National Bankshares, Inc. 318 9,088
Navient Corp. 8,851 125,950
NBT Bancorp, Inc. 3,333 148,252
*NCR Atleos Corp. 3,379 88,462
Nelnet, Inc., Class A 662 74,607
*NerdWallet, Inc., Class A 2,834 41,631
*NI Holdings, Inc. 720 11,304
Nicolet Bankshares, Inc. 810 82,369
*NMI Holdings, Inc. 11,536 446,212
Northeast Bank 263 23,370
Northeast Community Bancorp,
Inc. 8 208
Northern Trust Corp. 11,767 1,182,819
Northfield Bancorp, Inc. 2,424 28,530
Northrim Bancorp, Inc. 287 18,732
Northwest Bancshares, Inc. 12,196 162,085
OceanFirst Financial Corp. 4,020 73,164
OFG Bancorp 3,809 153,388
Ohio Valley Banc Corp. 4 94
Old National Bancorp 18,175 350,050
Old Point Financial Corp. 10 205
Old Republic International Corp. 15,407 538,167
Old Second Bancorp, Inc. 1,295 21,264
OneMain Holdings, Inc. 9,396 466,699
*Onity Group, Inc. 4 119
OP Bancorp 202 2,992
*Open Lending Corp. 5,919 33,146
OppFi, Inc. 5,400 27,648
*OptimumBank Holdings, Inc. 2,960 14,090
Orange County Bancorp, Inc. 107 5,662
Origin Bancorp, Inc. 1,701 53,394
Orrstown Financial Services, Inc. 694 25,983
*Oscar Health, Inc., Class A 11,641 195,569
*Oxbridge Re Holdings, Ltd. 2,067 5,746
Pacific Premier Bancorp, Inc. 3,793 96,759
*Palomar Holdings, Inc. 2,208 198,212
Park National Corp. 594 102,631
Parke Bancorp, Inc. 795 16,790
Pathfinder Bancorp, Inc. 214 3,692
Pathward Financial, Inc. 2,266 160,342
*Payoneer Global, Inc. 9,411 81,123
Shares Value†
FINANCIALS — (Continued)
*PayPal Holdings, Inc. 30,861 $ 2,447,277
*Paysafe, Ltd. 2,295 48,746
*Paysign, Inc. 8 29
PCB Bancorp 600 11,262
Peapack-Gladstone Financial
Corp. 808 25,969
PennyMac Financial Services,
Inc. 3,805 379,282
Peoples Bancorp of North
Carolina, Inc. 810 20,858
Peoples Bancorp, Inc. 1,582 48,694
Peoples Financial Services Corp. 389 18,151
Perella Weinberg Partners 1,650 33,379
Pinnacle Financial Partners, Inc. 3,165 333,749
*Pioneer Bancorp, Inc. 968 10,842
Piper Sandler Cos. 1,239 351,430
PJT Partners, Inc., Class A 591 82,125
PNC Financial Services Group,
Inc. (The) 2,918 549,372
*Ponce Financial Group, Inc. 4 45
Popular, Inc. 4,004 357,277
*PRA Group, Inc. 2,767 55,783
Preferred Bank 993 83,779
Premier Financial Corp. 2,062 50,849
Primerica, Inc. 2,395 662,960
Primis Financial Corp. 1,105 12,409
Principal Financial Group, Inc. 12,599 1,038,158
*Priority Technology Holdings,
Inc. 413 2,226
*ProAssurance Corp. 3,075 45,787
PROG Holdings, Inc. 7,259 317,001
Progressive Corp. (The) 16,976 4,122,282
Prosperity Bancshares, Inc. 4,382 320,762
*Provident Bancorp, Inc. 1,197 12,413
Provident Financial Holdings, Inc. 846 13,168
Provident Financial Services, Inc. 6,456 120,598
Prudential Financial, Inc. 27,527 3,371,507
QCR Holdings, Inc. 1,179 93,259
Radian Group, Inc. 5,276 184,185
Raymond James Financial, Inc. 5,125 759,628
RBB Bancorp 714 15,851
Red River Bancshares, Inc. 313 16,345
Regional Management Corp. 900 25,848
Regions Financial Corp. 10,402 248,296
Reinsurance Group of America,
Inc. 6,854 1,446,742
RenaissanceRe Holdings, Ltd. 5,746 1,507,750
Renasant Corp. 4,548 155,132
*Repay Holdings Corp. 1,495 11,893
Republic Bancorp, Inc., Class A 938 63,315
*Rhinebeck Bancorp, Inc. 1 9
Richmond Mutual Bancorp, Inc. 4 52
RLI Corp. 4,570 712,783
*Robinhood Markets, Inc., Class
A 61,417 1,442,685
*Rocket Cos., Inc., Class A 12 193
S&P Global, Inc. 5,479 2,631,892
S&T Bancorp, Inc. 2,731 103,723
Safety Insurance Group, Inc. 1,965 153,791

12
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Sandy Spring Bancorp, Inc. 3,496 $ 117,605
SB Financial Group, Inc. 539 10,354
Seacoast Banking Corp. of
Florida 1,946 51,958
*Security National Financial
Corp., Class A 1,834 17,716
SEI Investments Co. 5,813 434,580
Selective Insurance Group, Inc. 4,298 390,344
*Selectquote, Inc. 2,836 5,672
ServisFirst Bancshares, Inc. 1,533 127,454
#*Shift4 Payments, Inc., Class A 1,022 92,430
Shore Bancshares, Inc. 1,531 22,261
Sierra Bancorp 1,100 31,240
Silvercrest Asset Management
Group, Inc., Class A 20 349
Simmons First National Corp.,
Class A 4,236 98,275
*SiriusPoint, Ltd. 17,275 226,994
*Skyward Specialty Insurance
Group, Inc. 4,281 189,263
SLM Corp. 15,795 347,964
SmartFinancial, Inc. 513 17,011
*SoFi Technologies, Inc. 22,544 251,816
Sound Financial Bancorp, Inc. 211 11,158
South Plains Financial, Inc. 425 14,322
Southern Missouri Bancorp, Inc. 545 32,318
Southern States Bancshares, Inc. 871 27,097
Southside Bancshares, Inc. 16 518
SouthState Corp. 3,815 372,077
State Street Corp. 6,228 577,958
Stellar Bancorp, Inc. 991 26,975
StepStone Group, Inc., Class A 3,090 185,802
Stewart Information Services
Corp. 10,136 697,357
Stifel Financial Corp. 3,657 378,938
Stock Yards Bancorp, Inc. 2,583 166,552
*StoneX Group, Inc. 2,920 262,917
*SWK Holdings Corp. 4 66
Synchrony Financial 23,418 1,291,269
Synovus Financial Corp. 8,058 401,852
T. Rowe Price Group, Inc. 5,800 637,188
Territorial Bancorp, Inc. 1,270 13,005
*Texas Capital Bancshares, Inc. 2,257 173,676
TFS Financial Corp. 5,372 69,030
*Third Coast Bancshares, Inc. 519 16,904
Timberland Bancorp, Inc. 411 11,870
Tiptree, Inc. 1,960 40,004
#*Toast, Inc., Class A 22,134 664,684
Tompkins Financial Corp. 679 43,823
Towne Bank 2,521 81,983
Tradeweb Markets, Inc., Class A 598 75,946
Travelers Cos., Inc. (The) 16,325 4,014,971
TriCo Bancshares 1,866 79,734
*Triumph Financial, Inc. 1,153 101,891
Truist Financial Corp. 6,563 282,537
*Trupanion, Inc. 1,340 73,405
TrustCo Bank Corp. 912 30,078
Trustmark Corp. 5,346 185,613
UMB Financial Corp. 2,149 235,810
Shares Value†
FINANCIALS — (Continued)
Union Bankshares, Inc. 409 $ 11,853
United Bancorp, Inc. 808 10,585
United Bankshares, Inc. 5,146 193,901
United Community Banks, Inc. 3,683 104,818
United Fire Group, Inc. 1,312 25,768
United Security Bancshares 1,443 12,756
Unity Bancorp, Inc. 411 15,897
Universal Insurance Holdings, Inc. 1,910 38,085
Univest Financial Corp. 1,312 36,513
Unum Group 13,270 851,669
US Bancorp 10,169 491,264
US Global Investors, Inc., Class A 1,627 3,986
USCB Financial Holdings, Inc. 1,000 14,520
UWM Holdings Corp. 2,589 16,673
Valley National Bancorp 41,177 389,946
*Velocity Financial, Inc. 2,222 42,685
Veritex Holdings, Inc. 3,779 102,033
Victory Capital Holdings, Inc.,
Class A 5,005 299,950
Virginia National Bankshares
Corp. 4 159
Virtu Financial, Inc., Class A 2,863 88,638
Virtus Investment Partners, Inc. 1,392 301,187
Visa, Inc., Class A 39,921 11,571,102
Voya Financial, Inc. 9,272 744,542
W. R. Berkley Corp. 11,969 684,268
WaFd, Inc. 11,750 399,265
Walker & Dunlop, Inc. 3,137 343,094
Washington Trust Bancorp, Inc. 800 27,304
Waterstone Financial, Inc. 1,600 23,584
Webster Financial Corp. 8,221 425,848
Wells Fargo & Co. 37,531 2,436,513
WesBanco, Inc. 2,865 90,104
West Bancorp, Inc. 4 86
Westamerica Bancorp 2,223 114,529
Western Alliance Bancorp 5,143 427,949
Western New England Bancorp,
Inc. 2,200 19,162
Western Union Co. (The) 23,995 258,186
Westwood Holdings Group, Inc. 800 12,496
*WEX, Inc. 1,966 339,332
White Mountains Insurance
Group, Ltd. 123 221,048
William Penn Bancorp 4 51
Willis Towers Watson PLC 2,646 799,595
Wintrust Financial Corp. 4,428 513,161
#WisdomTree, Inc. 12,478 129,147
*World Acceptance Corp. 296 33,774
WSFS Financial Corp. 3,074 151,149
Zions Bancorp NA 9,159 476,818
TOTAL FINANCIALS 218,196,534
HEALTH CARE — (11.8%)
Abbott Laboratories 19,496 2,210,262
AbbVie, Inc. 48,513 9,890,345
*AC Immune SA 2,172 6,168
*Acadia Healthcare Co., Inc. 345 14,728
*Accuray, Inc. 60 104
#*Acrivon Therapeutics, Inc. 1,931 15,448

13
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*AdaptHealth Corp. 13,216 $ 135,993
*Adaptive Biotechnologies Corp. 6,097 29,509
*Addus HomeCare Corp. 626 77,887
Agilent Technologies, Inc. 11,959 1,558,377
*Align Technology, Inc. 1,362 279,251
#*Allogene Therapeutics, Inc. 13,636 34,840
*Alnylam Pharmaceuticals, Inc. 2,591 690,735
*Amedisys, Inc. 156 14,758
*American Shared Hospital
Services 136 427
Amgen, Inc. 11,454 3,667,113
*AngioDynamics, Inc. 5,563 37,216
*Anika Therapeutics, Inc. 798 13,654
*Annexon, Inc. 2,218 16,236
#*Arcturus Therapeutics Holdings,
Inc. 685 12,145
*Arcus Biosciences, Inc. 8,617 131,840
*Astrana Health, Inc. 2,302 123,802
*Astria Therapeutics, Inc. 1,291 14,433
*Athira Pharma, Inc. 4,166 1,783
#*AtriCure, Inc. 1,662 55,145
*Aura Biosciences, Inc. 2,409 25,150
*Avanos Medical, Inc. 2,395 44,739
#*Avantor, Inc. 41,601 930,614
*Axogen, Inc. 1,592 22,288
*Axonics, Inc. 1,031 72,479
*Aytu BioPharma, Inc. 3,847 7,386
*Azenta, Inc. 3,465 142,377
*Beam Therapeutics, Inc. 501 10,977
Becton Dickinson & Co. 2,995 699,602
*Biogen, Inc. 2,724 473,976
*BioLife Solutions, Inc. 1,200 28,080
*BioMarin Pharmaceutical, Inc. 8,767 577,658
*Bio-Rad Laboratories, Inc., Class
A 198 70,922
Bio-Techne Corp. 7,526 555,042
*Black Diamond Therapeutics,
Inc. 16 44
*Boston Scientific Corp. 29,823 2,505,728
Bristol-Myers Squibb Co. 62,461 3,483,450
#*Brookdale Senior Living, Inc. 6,682 41,896
Bruker Corp. 11,179 632,843
*Bullfrog Ai Holdings, Inc. 200 456
Cardinal Health, Inc. 5,900 640,268
*CareCloud, Inc. 975 2,252
*CareDx, Inc. 1,945 43,043
*Castle Biosciences, Inc. 1,410 48,885
*Catalent, Inc. 3,069 179,843
*Celcuity, Inc. 4 62
*Celularity, Inc., Class A 304 420
#Cencora, Inc. 9,891 2,255,939
*Centene Corp. 36,622 2,280,086
*Certara, Inc. 9,918 101,164
*Charles River Laboratories
International, Inc. 749 133,756
Chemed Corp. 303 163,693
*ChromaDex Corp. 4,544 15,859
Cigna Group (The) 15,240 4,797,704
*Codexis, Inc. 3,694 11,599
Shares Value†
HEALTH CARE — (Continued)
*Collegium Pharmaceutical, Inc. 8 $ 273
*Community Health Systems, Inc. 24 97
CONMED Corp. 670 45,721
*Cooper Cos., Inc. (The) 3,906 408,880
*CorVel Corp. 633 188,520
*Cullinan Therapeutics, Inc. 1,040 16,172
CVS Health Corp. 29,299 1,654,222
*Cytek Biosciences, Inc. 6,912 34,180
Danaher Corp. 12,140 2,982,312
*DaVita, Inc. 2,100 293,601
#*Day One Biopharmaceuticals,
Inc. 1,717 25,274
*Denali Therapeutics, Inc. 1,283 33,307
DENTSPLY SIRONA, Inc. 7,444 172,477
*Design Therapeutics, Inc. 1,061 5,560
*Dexcom, Inc. 2,867 202,066
*Doximity, Inc., Class A 8,785 366,686
#*Dynavax Technologies Corp. 1,721 20,394
*Edwards Lifesciences Corp. 14,096 944,573
*Elanco Animal Health, Inc. 3,520 44,493
*Electromed, Inc. 4 93
Elevance Health, Inc. 9,028 3,663,201
Eli Lilly & Co. 12,897 10,701,157
Embecta Corp. 1,430 20,134
*Emergent BioSolutions, Inc. 2,661 24,109
Encompass Health Corp. 1,878 186,786
*Enhabit, Inc. 3,791 26,120
*Enovis Corp. 4 165
Ensign Group, Inc. (The) 1,410 218,536
*Envista Holdings Corp. 167 3,502
*Evolent Health, Inc., Class A 5,734 133,889
#*Exact Sciences Corp. 4,731 326,108
*Exagen, Inc. 3,419 8,308
*FONAR Corp. 600 9,120
*Forian, Inc. 683 1,407
*Fortrea Holdings, Inc. 1,503 25,280
GE HealthCare Technologies, Inc. 21,765 1,901,173
Gilead Sciences, Inc. 35,188 3,125,398
*Glaukos Corp. 826 109,238
*Globus Medical, Inc. 143 10,516
*GoodRx Holdings, Inc., Class A 3,498 21,408
#*GRAIL, Inc. 256 3,474
*Haemonetics Corp. 1,370 97,489
*Halozyme Therapeutics, Inc. 1,645 83,188
*Harvard Bioscience, Inc. 16 38
HCA Healthcare, Inc. 1,602 574,701
*Health Catalyst, Inc. 2,292 17,809
*HealthEquity, Inc. 5,238 446,539
HealthStream, Inc. 2,417 70,661
*Henry Schein, Inc. 6,306 442,870
#*Hims & Hers Health, Inc. 5,955 112,133
*Hologic, Inc. 13,440 1,086,893
Humana, Inc. 3,633 936,696
*ICON PLC 2,719 603,917
*ICU Medical, Inc. 1,347 229,973
*IDEXX Laboratories, Inc. 2,496 1,015,672
*Illumina, Inc. 1,536 221,399
#*Inari Medical, Inc. 202 9,777

14
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Incyte Corp. 11,313 $ 838,520
*InfuSystem Holdings, Inc. 12 74
*Inogen, Inc. 2,024 17,670
*Inozyme Pharma, Inc. 3,918 16,808
*Inspire Medical Systems, Inc. 844 164,614
*Instil Bio, Inc. 1,000 31,770
*Insulet Corp. 2,892 669,585
*Integer Holdings Corp. 1,837 228,247
#*Intellia Therapeutics, Inc. 1,661 23,619
*Intuitive Surgical, Inc. 4,543 2,288,945
#*Iovance Biotherapeutics, Inc. 392 4,092
*IQVIA Holdings, Inc. 10,712 2,204,744
iRadimed Corp. 498 24,536
*Jasper Therapeutics, Inc. 861 18,236
Johnson & Johnson 70,562 11,280,041
*Joint Corp. (The) 963 10,641
*Journey Medical Corp. 2,222 12,776
*KalVista Pharmaceuticals, Inc. 3,231 33,182
*Kewaunee Scientific Corp. 169 5,361
*KORU Medical Systems, Inc. 24 70
*Krystal Biotech, Inc. 197 33,988
*Kura Oncology, Inc. 1,051 17,573
Labcorp Holdings, Inc. 2,042 466,127
*Lantern Pharma, Inc. 1,924 6,012
#*Larimar Therapeutics, Inc. 16 132
*Leap Therapeutics, Inc. 6,123 22,900
#LeMaitre Vascular, Inc. 1,031 91,130
*LENSAR, Inc. 3,184 18,085
#*LENZ Therapeutics, Inc. 700 18,872
*LifeStance Health Group, Inc. 6,796 45,601
*Lisata Therapeutics, Inc. 100 283
*LivaNova PLC 2,212 114,183
*Maravai LifeSciences Holdings,
Inc., Class A 8,294 61,459
#*Masimo Corp. 2,094 301,557
*MaxCyte, Inc. 6,477 23,188
McKesson Corp. 4,213 2,108,986
*Medpace Holdings, Inc. 1,445 454,048
Medtronic PLC 23,079 2,059,801
Merck & Co., Inc. 60,238 6,163,552
*Merit Medical Systems, Inc. 3,459 341,265
Mesa Laboratories, Inc. 365 41,625
*Mettler-Toledo International, Inc. 327 422,402
*Moderna, Inc. 11,312 614,920
*Molina Healthcare, Inc. 5,353 1,719,491
*Myriad Genetics, Inc. 6,073 133,363
*Natera, Inc. 2,761 333,971
National HealthCare Corp. 721 83,658
*Nautilus Biotechnology, Inc. 3,463 9,004
*NeoGenomics, Inc. 10,847 147,411
*Nuvalent, Inc., Class A 1,026 90,791
*Olema Pharmaceuticals, Inc. 2,345 27,038
#*OmniAb Operations, Inc. -
Earnout Shares 9,869 40,364
*Omnicell, Inc. 1,834 89,206
*Option Care Health, Inc. 8,134 187,407
*OraSure Technologies, Inc. 2,835 11,524
*Organogenesis Holdings, Inc. 5,678 15,728
Shares Value†
HEALTH CARE — (Continued)
Organon & Co. 7,615 $ 143,010
*Orthofix Medical, Inc. 507 8,208
*Owens & Minor, Inc. 6,160 78,294
Patterson Cos., Inc. 7,565 158,941
*Pediatrix Medical Group, Inc. 10,706 131,898
*Pennant Group, Inc. (The) 1,521 48,626
*Penumbra, Inc. 319 73,010
*PepGen, Inc. 31 205
*Performant Financial Corp. 32 124
Perrigo Co. PLC 2,459 63,024
*Personalis, Inc. 5,837 29,477
Pfizer, Inc. 85,018 2,406,009
*Phreesia, Inc. 925 16,918
*Poseida Therapeutics, Inc. 3,400 8,058
Premier, Inc., Class A 14,307 288,286
*Privia Health Group, Inc. 800 14,688
*Quanterix Corp. 2,905 38,390
Quest Diagnostics, Inc. 3,194 494,527
*R1 RCM, Inc. 14,703 209,665
*RadNet, Inc. 3,008 195,640
*Recursion Pharmaceuticals, Inc.,
Class A 1,500 9,480
*Regeneron Pharmaceuticals, Inc. 1,667 1,397,279
*Repligen Corp. 1,962 263,438
ResMed, Inc. 4,805 1,165,068
Revvity, Inc. 6,167 731,345
*Rezolute, Inc. 4,093 22,430
#*Rocket Pharmaceuticals, Inc. 7,463 124,259
*Rockwell Medical, Inc. 5,054 18,447
*Sanara Medtech, Inc. 441 14,553
Select Medical Holdings Corp. 3,833 122,963
*Sensus Healthcare, Inc. 1,915 12,256
*Sight Sciences, Inc. 2,555 12,775
Simulations Plus, Inc. 785 21,368
*Singular Genomics Systems, Inc. 1,200 15,984
*Solventum Corp. 1,304 94,644
*Sotera Health Co. 3,272 51,272
*STAAR Surgical Co. 2,144 62,155
*Standard BioTools, Inc. 14,473 28,367
STERIS PLC 1,116 247,585
Stryker Corp. 4,719 1,681,285
#*Surgery Partners, Inc. 2,770 79,776
Teleflex, Inc. 1,973 396,691
*Tenax Therapeutics, Inc. 2,535 11,129
*Tenet Healthcare Corp. 3,024 468,780
Thermo Fisher Scientific, Inc. 8,928 4,877,545
*Third Harmonic Bio, Inc. 859 11,846
*Trevi Therapeutics, Inc. 4,933 14,528
*TruBridge, Inc. 1,361 17,462
*TScan Therapeutics, Inc. 2,646 12,013
UnitedHealth Group, Inc. 29,411 16,602,509
Universal Health Services, Inc.,
Class B 1,712 349,779
US Physical Therapy, Inc. 892 71,521
*Veeva Systems, Inc., Class A 6,792 1,418,373
*Veracyte, Inc. 2,798 94,405
*Vericel Corp. 601 26,468
*Vertex Pharmaceuticals, Inc. 4,553 2,167,137

15
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Viatris, Inc. 30 $ 348
*Vir Biotechnology, Inc. 955 7,153
*Vivos Therapeutics, Inc. 1,231 3,102
*Voyager Therapeutics, Inc. 4,534 30,967
*Waters Corp. 2,187 706,642
*Xencor, Inc. 1,657 34,814
*XOMA Royalty Corp. 4 121
#*Y-mAbs Therapeutics, Inc. 1,289 18,703
Zimmer Biomet Holdings, Inc. 4,866 520,273
*Zimvie, Inc. 2,412 33,201
Zoetis, Inc. 720 128,722
*Zymeworks, Inc. 1,270 17,399
TOTAL HEALTH CARE 146,755,698
INDUSTRIALS — (12.9%)
3M Co. 5,317 683,075
A.O. Smith Corp. 6,514 489,201
AAON, Inc. 4,211 480,980
*AAR Corp. 1,459 85,643
ABM Industries, Inc. 5,132 272,304
ACCO Brands Corp. 4,444 21,776
Acuity Brands, Inc. 1,342 403,526
*ACV Auctions, Inc., Class A 6,735 116,448
Advanced Drainage Systems, Inc. 1,913 286,720
AECOM 13,238 1,413,818
*AeroVironment, Inc. 999 214,745
AGCO Corp. 2,517 251,297
*Air Industries Group 1,745 9,894
Air Lease Corp. 13,166 583,912
Alamo Group, Inc. 666 112,914
Albany International Corp. 114 7,743
*Alight, Inc., Class A 41,017 284,248
Allegion PLC 5,264 735,012
Allison Transmission Holdings,
Inc. 3,148 336,395
*Alpha Pro Tech, Ltd. 8 45
*Amentum Holdings, Inc. 10,336 307,393
*Ameresco, Inc., Class A 1,184 36,432
*American Superconductor Corp. 2,212 54,238
*American Woodmark Corp. 464 42,089
AMETEK, Inc. 8,197 1,502,838
*API Group Corp. 15,047 513,705
Apogee Enterprises, Inc. 493 36,896
Applied Industrial Technologies,
Inc. 2,133 493,981
ARC Document Solutions, Inc. 12 40
ArcBest Corp. 553 57,612
Arcosa, Inc. 380 35,583
Argan, Inc. 894 118,044
Armstrong World Industries, Inc. 1,241 173,182
Astec Industries, Inc. 703 22,341
*Astronics Corp. 1,212 21,077
*Asure Software, Inc. 8 79
Atkore, Inc. 1,091 93,564
Atmus Filtration Technologies,
Inc. 2,589 100,816
Automatic Data Processing, Inc. 16,768 4,849,976
*AZEK Co., Inc. (The) 3,912 172,128
AZZ, Inc. 721 54,926
Shares Value†
INDUSTRIALS — (Continued)
Barnes Group, Inc. 4,433 $ 207,287
Barrett Business Services, Inc. 2,332 84,395
*Beacon Roofing Supply, Inc. 6,293 579,397
BGSF, Inc. 2,057 15,284
*Blue Bird Corp. 1,005 42,321
*BlueLinx Holdings, Inc. 724 79,249
Boise Cascade Co. 2,506 333,373
Booz Allen Hamilton Holding
Corp. 7,168 1,302,139
#*Bowman Consulting Group, Ltd. 4 81
Brady Corp., Class A 2,078 147,829
*BrightView Holdings, Inc. 2,151 35,233
Brink's Co. (The) 2,648 272,188
Broadridge Financial Solutions,
Inc. 3,598 758,674
*Builders FirstSource, Inc. 7,166 1,228,252
BWX Technologies, Inc. 2,529 307,906
*Byrna Technologies, Inc. 2,138 30,809
*CACI International, Inc., Class A 2,134 1,179,163
Cadre Holdings, Inc. 740 25,730
Carlisle Cos., Inc. 1,708 721,169
Carrier Global Corp. 23,722 1,725,064
Caterpillar, Inc. 17,060 6,417,972
*CBIZ, Inc. 5,264 362,848
*CECO Environmental Corp. 2,441 58,096
CH Robinson Worldwide, Inc. 9,716 1,001,137
#*Chart Industries, Inc. 1,385 167,197
*Cimpress PLC 1,391 95,993
Cintas Corp. 3,590 738,858
Civeo Corp. 756 19,391
*Clarivate PLC 78,201 516,127
*Clean Harbors, Inc. 656 151,707
CNH Industrial NV 18,946 212,764
Columbus McKinnon Corp. 1,948 61,966
Comfort Systems USA, Inc. 1,341 524,385
*Concrete Pumping Holdings, Inc. 1,920 10,656
*Conduent, Inc. 15,915 57,294
*Construction Partners, Inc.,
Class A 2,429 191,235
*Copart, Inc. 21,384 1,100,634
*Core & Main, Inc., Class A 13,898 615,403
Covenant Logistics Group, Inc. 505 25,553
CRA International, Inc. 1,141 207,822
Crane Co. 2,092 329,030
CSG Systems International, Inc. 3,514 163,788
CSW Industrials, Inc. 296 104,518
CSX Corp. 13,567 456,394
Cummins, Inc. 6,074 1,998,225
Curtiss-Wright Corp. 1,912 659,564
*Custom Truck One Source, Inc. 4,167 17,043
#*Dayforce, Inc. 5,256 372,913
Deere & Co. 10,121 4,095,868
Deluxe Corp. 4,533 85,039
*Distribution Solutions Group, Inc. 3,066 118,041
*DNOW, Inc. 20,685 244,704
Donaldson Co., Inc. 5,468 400,039
Douglas Dynamics, Inc. 629 14,247
Dover Corp. 3,836 726,270

16
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Driven Brands Holdings, Inc. 4,376 $ 64,984
*Ducommun, Inc. 775 45,562
Dun & Bradstreet Holdings, Inc. 53,610 637,423
*DXP Enterprises, Inc. 1,125 55,215
*Dycom Industries, Inc. 664 115,755
Eastern Co. (The) 4 125
Eaton Corp. PLC 6,210 2,059,112
EMCOR Group, Inc. 2,582 1,151,753
Emerson Electric Co. 4,735 512,658
Enerpac Tool Group Corp. 2,479 109,373
EnerSys 750 72,645
Ennis, Inc. 1,922 39,132
Enpro, Inc. 1,015 147,794
*Enviri Corp. 2,820 21,601
Equifax, Inc. 7,082 1,876,872
ESAB Corp. 3,249 399,757
ESCO Technologies, Inc. 1,391 174,626
Espey Mfg. & Electronics Corp. 610 19,093
EVI Industries, Inc. 8 159
*ExlService Holdings, Inc. 10,588 441,202
Expeditors International of
Washington, Inc. 11,525 1,371,475
Exponent, Inc. 2,800 264,264
Fastenal Co. 20,409 1,595,576
Federal Signal Corp. 2,751 224,399
FedEx Corp. 5,028 1,376,918
Ferguson Enterprises, Inc. 12,779 2,514,140
#*First Advantage Corp. 17,601 318,930
Flowserve Corp. 7,361 387,483
*Fluence Energy, Inc. 4,502 97,919
*Fluor Corp. 14,849 776,306
Fortive Corp. 10,902 778,730
Fortune Brands Innovations, Inc. 6,074 506,146
*Franklin Covey Co. 291 11,585
Franklin Electric Co., Inc. 1,765 168,928
*FreightCar America, Inc. 272 3,906
FTAI Infrastructure, Inc. 1,270 10,249
*FTI Consulting, Inc. 3,065 597,920
*Gates Industrial Corp. PLC 8,287 160,353
GATX Corp. 1,969 271,249
*Gencor Industries, Inc. 4 80
*Generac Holdings, Inc. 3,044 503,934
General Dynamics Corp. 3,122 910,406
General Electric Co. 17,793 3,056,482
Genpact, Ltd. 13,703 523,044
*Gibraltar Industries, Inc. 2,249 151,785
Global Industrial Co. 2,193 58,180
*GMS, Inc. 3,215 288,996
Gorman-Rupp Co. (The) 912 33,698
Graco, Inc. 10,300 838,935
*Graham Corp. 4 112
#Granite Construction, Inc. 1,086 91,278
*Great Lakes Dredge & Dock
Corp. 4,208 48,097
Greenbrier Cos., Inc. (The) 2,473 146,575
Griffon Corp. 1,417 89,101
*GXO Logistics, Inc. 5,093 304,612
H&E Equipment Services, Inc. 5,231 273,320
Shares Value†
INDUSTRIALS — (Continued)
*Hayward Holdings, Inc. 16,750 $ 272,355
*Healthcare Services Group, Inc. 1,846 20,251
Heartland Express, Inc. 2,871 31,021
HEICO Corp. 934 228,783
HEICO Corp., Class A 1,323 254,029
Heidrick & Struggles International,
Inc. 2,025 79,097
Helios Technologies, Inc. 1,934 89,215
Herc Holdings, Inc. 1,171 244,903
Hexcel Corp. 2,347 137,745
*Hillman Solutions Corp. 17,074 180,984
HireQuest, Inc. 1,050 13,976
HNI Corp. 1,938 95,505
Honeywell International, Inc. 8,714 1,792,296
Howmet Aerospace, Inc. 6,540 652,169
Hub Group, Inc., Class A 3,176 137,807
Hubbell, Inc. 1,311 559,836
*Hudson Technologies, Inc. 5,274 40,452
Huntington Ingalls Industries, Inc. 2,038 376,948
Hurco Cos., Inc. 642 13,488
*Huron Consulting Group, Inc. 2,125 245,926
*Hyliion Holdings Corp. 6,770 16,180
Hyster-Yale, Inc. 1,055 66,961
*IBEX Holdings, Ltd. 890 15,984
ICF International, Inc. 2,316 390,454
*Ideal Power, Inc. 1,617 11,642
IDEX Corp. 4,733 1,015,891
*IES Holdings, Inc. 1,309 286,233
Illinois Tool Works, Inc. 5,975 1,560,252
Ingersoll Rand, Inc. 12,348 1,185,408
*Innodata, Inc. 2,458 49,430
*Innovative Solutions and
Support, Inc. 2,031 14,826
Insperity, Inc. 1,322 104,134
Insteel Industries, Inc. 1,026 27,671
Interface, Inc. 5,269 92,049
ITT, Inc. 4,060 568,887
Jacobs Solutions, Inc. 10,336 1,453,035
*Janus International Group, Inc. 3,321 24,443
JB Hunt Transport Services, Inc. 2,710 489,480
*JELD-WEN Holding, Inc. 3,159 44,731
John Bean Technologies Corp. 1,857 206,907
Johnson Controls International
PLC 27,686 2,091,677
#Kadant, Inc. 616 205,165
Karat Packaging, Inc. 355 9,479
KBR, Inc. 15,989 1,071,423
Kelly Services, Inc., Class A 1,758 35,142
Kennametal, Inc. 3,520 89,126
Kforce, Inc. 2,119 122,457
Knight-Swift Transportation
Holdings, Inc. 2,360 122,909
Korn Ferry 7,581 535,598
*Kratos Defense & Security
Solutions, Inc. 7,560 171,763
*L.B. Foster Co., Class A 4 75
L3Harris Technologies, Inc. 8,109 2,006,734
Landstar System, Inc. 4,252 747,374
*Legalzoom.com, Inc. 3,722 26,724

17
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Leidos Holdings, Inc. 4,266 $ 781,361
Lennox International, Inc. 929 559,788
*Leonardo DRS, Inc. 9,314 280,072
*Limbach Holdings, Inc. 794 60,320
Lincoln Electric Holdings, Inc. 948 182,547
Lindsay Corp. 767 91,810
*Liquidity Services, Inc. 873 18,839
LSI Industries, Inc. 1,467 24,000
Luxfer Holdings PLC 1,692 24,297
*Lyft, Inc., Class A 20,855 270,489
*Manitex International, Inc. 12 68
*Manitowoc Co., Inc. (The) 1,416 13,225
ManpowerGroup, Inc. 4,164 261,707
Marten Transport, Ltd. 2,929 45,341
Masco Corp. 11,743 938,383
*MasTec, Inc. 3,049 374,692
*Mastech Digital, Inc. 461 4,490
*Masterbrand, Inc. 8,489 152,462
*Matrix Service Co. 3,396 38,137
Matson, Inc. 533 82,556
Matthews International Corp.,
Class A 684 15,930
Maximus, Inc. 6,596 570,158
*Mayville Engineering Co., Inc. 4 82
McGrath RentCorp 1,398 158,953
MDU Resources Group, Inc. 3,034 87,531
*Mercury Systems, Inc. 3,272 105,849
*Middleby Corp. (The) 4,782 620,225
Miller Industries, Inc. 952 62,489
MillerKnoll, Inc. 5,893 131,767
*Mistras Group, Inc. 2,895 24,463
*Montrose Environmental Group,
Inc. 1,350 35,600
Moog, Inc., Class A 1,262 238,013
*MRC Global, Inc. 9,324 114,312
MSA Safety, Inc. 2,710 449,725
MSC Industrial Direct Co., Inc. 6,688 528,820
Mueller Industries, Inc. 7,539 617,972
Mueller Water Products, Inc.,
Class A 1,708 36,876
*MYR Group, Inc. 1,068 139,908
*Nephros, Inc. 2,198 3,187
*NEXTracker, Inc., Class A 10,271 408,991
NL Industries, Inc. 1,932 14,471
*NN, Inc. 20 63
Nordson Corp. 4,141 1,026,513
Northrop Grumman Corp. 1,845 939,142
*Northwest Pipe Co. 308 13,826
*NV5 Global, Inc. 4,732 108,126
nVent Electric PLC 9,372 698,870
Old Dominion Freight Line, Inc. 3,296 663,551
*OPENLANE, Inc. 29,297 462,893
*Optex Systems Holdings, Inc. 1,200 9,936
*Orion Group Holdings, Inc. 8 49
Oshkosh Corp. 3,789 387,387
Otis Worldwide Corp. 13,102 1,286,616
PACCAR, Inc. 16,838 1,755,867
Shares Value†
INDUSTRIALS — (Continued)
*PAM Transportation Services,
Inc. 703 $ 10,882
Park Aerospace Corp. 908 12,285
Parker-Hannifin Corp. 2,297 1,456,459
Park-Ohio Holdings Corp. 4 114
*Parsons Corp. 7,373 797,464
Paychex, Inc. 19,955 2,780,330
Paycom Software, Inc. 858 179,348
*Paylocity Holding Corp. 1,417 261,536
Pentair PLC 10,794 1,069,901
*Perma-Pipe International
Holdings, Inc. 205 2,663
*Pioneer Power Solutions, Inc. 4 25
*Planet Labs PBC 16,945 37,448
Powell Industries, Inc. 815 207,809
Preformed Line Products Co. 272 33,456
Primoris Services Corp. 3,018 188,987
*Proto Labs, Inc. 1,761 48,251
Quad/Graphics, Inc. 28 178
Quanex Building Products Corp. 869 25,253
Quanta Services, Inc. 2,342 706,417
*Radiant Logistics, Inc. 1,624 10,800
*RBC Bearings, Inc. 1,036 290,443
*RCM Technologies, Inc. 723 16,159
Regal Rexnord Corp. 1,996 332,414
*Resideo Technologies, Inc. 9,941 195,539
REV Group, Inc. 3,383 89,650
Robert Half, Inc. 12,205 831,283
#*Rocket Lab USA, Inc. 8,337 89,206
Rockwell Automation, Inc. 5,503 1,467,705
Rollins, Inc. 3,513 165,603
RTX Corp. 30,616 3,704,230
Rush Enterprises, Inc., Class A 5,741 324,826
Rush Enterprises, Inc., Class B 493 23,940
*RXO, Inc. 3,645 102,753
Ryder System, Inc. 834 121,998
*Saia, Inc. 378 184,695
Schneider National, Inc., Class B 2,770 78,336
Science Applications International
Corp. 6,252 902,101
Sensata Technologies Holding
PLC 6,978 239,625
Shyft Group, Inc. (The) 2,991 38,644
*SIFCO Industries, Inc. 4 15
Simpson Manufacturing Co., Inc. 3,020 542,966
*SiteOne Landscape Supply, Inc. 2,271 317,350
Snap-on, Inc. 3,167 1,045,522
#*Spire Global, Inc. 558 5,524
*SPX Technologies, Inc. 2,582 370,491
SS&C Technologies Holdings,
Inc. 20,713 1,448,460
Standex International Corp. 1,238 227,643
Stanley Black & Decker, Inc. 8,243 766,104
Steelcase, Inc., Class A 7,145 85,954
*Stericycle, Inc. 2,250 138,308
#*Sterling Check Corp. 8,374 145,624
*Sterling Infrastructure, Inc. 1,914 295,617
*Sunrun, Inc. 13,298 192,156
*TaskUS, Inc., Class A 811 10,251

18
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Taylor Devices, Inc. 222 $ 10,438
*Team, Inc. 709 14,045
#Tecnoglass, Inc. 1,088 74,561
Tennant Co. 860 75,302
Terex Corp. 4,695 242,778
Tetra Tech, Inc. 16,446 803,880
Textron, Inc. 7,110 571,786
*Thermon Group Holdings, Inc. 1,956 51,267
Timken Co. (The) 2,028 168,324
Toro Co. (The) 3,790 305,019
Trane Technologies PLC 4,520 1,673,123
*Transcat, Inc. 359 34,310
TransDigm Group, Inc. 742 966,307
TransUnion 13,634 1,381,124
*Trex Co., Inc. 1,855 131,427
TriNet Group, Inc. 3,084 261,801
Trinity Industries, Inc. 2,318 79,461
*Triumph Group, Inc. 521 7,211
*Tutor Perini Corp. 3,483 90,279
Twin Disc, Inc. 8 93
*Uber Technologies, Inc. 34,497 2,485,509
UFP Industries, Inc. 3,969 485,567
U-Haul Holding Co. 14,135 964,855
#*U-Haul Holding Co. 770 56,464
*Ultralife Corp. 8 67
UniFirst Corp. 640 115,078
Union Pacific Corp. 553 128,335
United Parcel Service, Inc., Class
B 6,340 849,940
United Rentals, Inc. 4,914 3,994,099
Universal Logistics Holdings, Inc. 1,201 50,490
*Upwork, Inc. 12,053 163,439
*V2X, Inc. 1,073 66,097
Valmont Industries, Inc. 511 159,268
Veralto Corp. 2,680 273,869
Verisk Analytics, Inc. 9,437 2,592,533
*Verra Mobility Corp. 10,769 279,671
Vertiv Holdings Co., Class A 10,814 1,181,862
Vestis Corp. 1,485 20,077
*Viad Corp. 1,064 39,836
#Virco Mfg. Corp. 2,179 30,571
*VirTra, Inc. 4 24
#VSE Corp. 1,405 144,181
Wabash National Corp. 2,871 50,070
#Watsco, Inc. 801 378,881
Watts Water Technologies, Inc.,
Class A 1,581 301,323
WESCO International, Inc. 4,669 896,308
Westinghouse Air Brake
Technologies Corp. 4,533 852,113
*Wilhelmina International, Inc. 4 13
*Willdan Group, Inc. 647 30,610
Willis Lease Finance Corp. 24 4,352
*WillScot Holdings Corp. 11,519 381,740
Woodward, Inc. 2,443 400,872
WW Grainger, Inc. 2,135 2,368,206
#*Xometry, Inc., Class A 1,622 31,921
*XPO, Inc. 3,715 484,919
Shares Value†
INDUSTRIALS — (Continued)
Xylem, Inc. 7,959 $ 969,247
#Zurn Elkay Water Solutions
Corp. 8,502 306,922
TOTAL INDUSTRIALS 160,927,233
INFORMATION TECHNOLOGY — (24.3%)
A10 Networks, Inc. 2,846 41,694
Accenture PLC, Class A 17,263 5,952,628
*ACI Worldwide, Inc. 4,522 222,482
Adeia, Inc. 7,698 95,686
*Adobe, Inc. 10,788 5,157,527
Advanced Energy Industries, Inc. 1,170 126,980
*Advanced Micro Devices, Inc. 31,704 4,567,595
*Agilysys, Inc. 551 55,122
*Airgain, Inc. 150 1,391
*Akamai Technologies, Inc. 3,526 356,408
*Alarm.com Holdings, Inc. 4,378 233,479
*Alkami Technology, Inc. 2,448 89,621
*Allegro MicroSystems, Inc. 1,894 39,471
#*Altair Engineering, Inc., Class A 1,157 120,316
Amdocs, Ltd. 5,398 473,648
Amphenol Corp., Class A 7,007 469,609
Analog Devices, Inc. 2,245 500,882
*ANSYS, Inc. 1,384 443,447
*Appfolio, Inc., Class A 448 93,126
Apple, Inc. 294,274 66,479,439
Applied Materials, Inc. 19,819 3,598,734
*AppLovin Corp., Class A 9,218 1,561,437
*Arista Networks, Inc. 5,324 2,057,407
*Arrow Electronics, Inc. 4,596 545,407
*ASGN, Inc. 3,334 307,061
*Aspen Technology, Inc. 2,862 671,797
*AstroNova, Inc. 4 51
*Atlassian Corp., Class A 1,038 195,705
*Aurora Innovation, Inc. 83,152 431,975
*Autodesk, Inc. 5,208 1,478,030
*AvePoint, Inc. 5,233 63,529
*Aviat Networks, Inc. 756 15,460
Avnet, Inc. 6,557 355,455
*Aware, Inc. 5,988 9,760
*Axcelis Technologies, Inc. 255 21,754
Badger Meter, Inc. 1,194 238,860
Bel Fuse, Inc., Class B 584 44,045
Belden, Inc. 1,526 173,766
Benchmark Electronics, Inc. 1,184 51,267
Bentley Systems, Inc., Class B 7,416 357,896
*BILL Holdings, Inc. 968 56,492
*BK Technologies Corp. 708 19,817
*Blackbaud, Inc. 2,597 196,099
*BlackLine, Inc. 216 11,960
#*Box, Inc., Class A 4,928 156,513
Broadcom, Inc. 70,380 11,948,413
#*C3.ai, Inc., Class A 5,095 125,490
*Cadence Design Systems, Inc. 3,874 1,069,689
*Calix, Inc. 1,960 69,345
*CCC Intelligent Solutions
Holdings, Inc. 24,712 257,252
CDW Corp. 5,822 1,095,875
*CEVA, Inc. 884 20,628

19
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Ciena Corp. 9,033 $ 573,686
#*Cipher Mining, Inc. 10,481 51,671
*Cirrus Logic, Inc. 3,364 369,434
Cisco Systems, Inc. 97,320 5,330,216
#*Cleanspark, Inc. 13,632 144,636
#Clear Secure, Inc., Class A 2,004 73,707
*Clearfield, Inc. 1,121 40,278
Climb Global Solutions, Inc. 256 26,212
*Cloudflare, Inc., Class A 1,316 115,426
#*Coda Octopus Group, Inc. 4 34
Cognex Corp. 10,445 420,202
Cognizant Technology Solutions
Corp., Class A 17,369 1,295,554
*Cohu, Inc. 270 6,728
*Commvault Systems, Inc. 1,053 164,468
*Consensus Cloud Solutions, Inc. 900 19,962
*Credo Technology Group
Holding, Ltd. 4,502 169,725
*Crexendo, Inc. 2,003 11,057
*Crowdstrike Holdings, Inc., Class
A 2,265 672,411
*CS Disco, Inc. 2,400 14,112
CSP, Inc. 1,020 12,719
*Daily Journal Corp. 57 27,645
*Daktronics, Inc. 5,007 65,241
*Data Storage Corp. 1,386 4,768
*Datadog, Inc., Class A 3,574 448,323
Dell Technologies, Inc., Class C 4,363 539,398
*Diebold Nixdorf, Inc. 1,048 48,501
*Digi International, Inc. 2,957 85,664
#*DigitalOcean Holdings, Inc. 3,201 126,696
*DocuSign, Inc. 5,173 358,903
Dolby Laboratories, Inc., Class A 2,154 157,027
*DoubleVerify Holdings, Inc. 2,388 40,715
*Dropbox, Inc., Class A 8,474 219,053
*DXC Technology Co. 8,631 171,412
*Dynatrace, Inc. 12,931 695,688
*E2open Parent Holdings, Inc. 13,978 40,956
*Eastman Kodak Co. 3,867 18,252
*Elastic NV 1,566 125,640
*Enfusion, Inc., Class A 3,150 28,067
*Enphase Energy, Inc. 130 10,795
*Envestnet, Inc. 1,711 107,417
*EPAM Systems, Inc. 1,007 189,971
*ePlus, Inc. 1,120 99,624
*EverCommerce, Inc. 1,857 19,536
*F5, Inc. 4,072 952,359
*Fair Isaac Corp. 444 884,941
*FARO Technologies, Inc. 701 12,296
*Fastly, Inc., Class A 284 2,053
*Flex, Ltd. 15,030 521,090
*FormFactor, Inc. 2,096 79,606
*Fortinet, Inc. 14,312 1,125,782
*Franklin Wireless Corp. 4 16
*Freshworks, Inc., Class A 2,899 33,918
*Gartner, Inc. 3,095 1,555,238
Gen Digital, Inc. 29,618 862,180
#*Globant SA 3,931 825,078
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*GoDaddy, Inc., Class A 3,725 $ 621,330
*Grid Dynamics Holdings, Inc. 5,380 85,650
#*GSE Systems, Inc. 2,492 11,438
*Guidewire Software, Inc. 3,008 560,270
Hackett Group, Inc. (The) 1,849 44,968
*Harmonic, Inc. 5,146 57,069
*HashiCorp, Inc., Class A 3,876 131,241
Hewlett Packard Enterprise Co. 32,426 631,983
HP, Inc. 25,397 902,101
*HubSpot, Inc. 426 236,341
*Ichor Holdings, Ltd. 2,305 62,834
Immersion Corp. 16 135
#*indie Semiconductor, Inc.,
Class A 4,976 16,471
*Infinera Corp. 2,213 14,871
*Informatica, Inc., Class A 6,911 188,670
#*Insight Enterprises, Inc. 2,454 429,254
*Intapp, Inc. 1,595 80,021
Intel Corp. 18,177 391,169
*Intellicheck, Inc. 8 20
#InterDigital, Inc. 1,948 293,057
International Business Machines
Corp. 24,386 5,041,074
*inTEST Corp. 4 29
*Intevac, Inc. 12 40
Intuit, Inc. 5,310 3,240,693
#*IonQ, Inc. 4,010 60,270
*Iteris, Inc. 16 115
*Itron, Inc. 1,672 186,863
*Jamf Holding Corp. 5,005 83,283
*JFrog, Ltd. 3,727 108,754
Juniper Networks, Inc. 8,480 329,872
*Key Tronic Corp. 4 24
*Keysight Technologies, Inc. 5,000 745,050
KLA Corp. 2,965 1,975,372
Kulicke & Soffa Industries, Inc. 4,093 183,612
*KVH Industries, Inc. 2,712 12,557
*Kyndryl Holdings, Inc. 16,433 376,151
Lam Research Corp. 21,467 1,596,071
*Lantronix, Inc. 6,318 24,703
*Lattice Semiconductor Corp. 938 47,519
*LGL Group, Inc. (The) 203 1,240
*LiveRamp Holdings, Inc. 6,841 171,230
Logility Supply Chain Solutions,
Inc. 1,955 20,625
#*Lumentum Holdings, Inc. 2,064 131,828
*MACOM Technology Solutions
Holdings, Inc. 659 74,072
*Manhattan Associates, Inc. 1,683 443,235
Marvell Technology, Inc. 11,476 919,342
*Matterport, Inc. 12,057 54,980
*MaxLinear, Inc. 4,535 58,819
*Meridianlink, Inc. 4,052 88,982
Microsoft Corp. 79,942 32,484,432
*Mirion Technologies, Inc. 10,215 151,182
*Mitek Systems, Inc. 2,674 22,970
MKS Instruments, Inc. 2,284 226,870
*MongoDB, Inc. 402 108,701

20
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Monolithic Power Systems, Inc. 561 $ 425,967
Motorola Solutions, Inc. 3,069 1,379,055
*N-able, Inc. 7,560 92,459
Napco Security Technologies, Inc. 1,696 65,262
*nCino, Inc. 5,507 205,411
*NCR Voyix Corp. 2,943 37,700
NetApp, Inc. 4,650 536,192
*NETGEAR, Inc. 1,042 22,841
*NetScout Systems, Inc. 4,195 88,221
*NetSol Technologies, Inc. 4,006 11,898
*Novanta, Inc. 1,690 287,706
*Nutanix, Inc., Class A 11,025 684,653
NVE Corp. 279 21,028
NVIDIA Corp. 565,987 75,140,434
*Okta, Inc. 9,073 652,258
*Olo, Inc., Class A 7,327 36,708
*ON24, Inc. 5,027 30,413
*OneSpan, Inc. 1,256 20,950
*Ooma, Inc. 865 10,345
*Optical Cable Corp. 401 982
Oracle Corp. 39,091 6,561,033
#*Ouster, Inc. 2,994 19,850
*Palantir Technologies, Inc.,
Class A 29,786 1,237,906
*Palo Alto Networks, Inc. 5,318 1,916,235
#*PAR Technology Corp. 1,579 93,145
PC Connection, Inc. 2,725 173,446
*PDF Solutions, Inc. 1,297 36,731
Pegasystems, Inc. 4,911 390,130
*Penguin Solutions, Inc. 333 5,012
*Photronics, Inc. 3,260 74,328
*Plexus Corp. 591 85,163
Power Integrations, Inc. 2,108 127,386
#*Powerfleet, Inc. 4,212 21,186
*Procore Technologies, Inc. 3,073 201,742
Progress Software Corp. 3,182 203,934
*PTC, Inc. 1,979 366,768
*Pure Storage, Inc., Class A 9,769 488,938
*Q2 Holdings, Inc. 1,834 155,266
QUALCOMM, Inc. 29,103 4,737,095
*Qualys, Inc. 1,125 134,145
*Rambus, Inc. 2,847 136,144
*Red Violet, Inc. 808 24,305
*Ribbon Communications, Inc. 5,651 20,118
Richardson Electronics, Ltd. 1,680 23,083
*RingCentral, Inc., Class A 3,786 136,334
#*Riot Platforms, Inc. 475 4,389
Roper Technologies, Inc. 875 470,514
Salesforce, Inc. 16,361 4,767,105
*Samsara, Inc., Class A 1,555 74,313
Sapiens International Corp. NV 2,854 105,256
*ScanSource, Inc. 2,019 85,626
#*SecureWorks Corp., Class A 8 67
*SEMrush Holdings, Inc., Class A 2,697 35,358
*SentinelOne, Inc., Class A 12,602 325,006
*ServiceNow, Inc. 1,801 1,680,315
*Silicon Laboratories, Inc. 2,095 217,587
*SiTime Corp. 1,218 205,854
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Skyworks Solutions, Inc. 4,659 $ 408,035
#*SmartRent, Inc. 9,648 16,305
*Smartsheet, Inc., Class A 3,157 178,118
*Snowflake, Inc., Class A 1,072 123,087
SolarWinds Corp. 8,110 106,079
*Sonim Technologies, Inc. 209 700
*SPS Commerce, Inc. 743 122,595
#*Stratasys, Ltd. 579 4,140
#*Super Micro Computer, Inc. 29,085 846,664
*Synaptics, Inc. 2,383 163,641
*Synchronoss Technologies, Inc. 1,409 15,175
*Synopsys, Inc. 1,765 906,522
TD SYNNEX Corp. 4,482 516,999
TE Connectivity PLC 4,343 640,245
*Teledyne Technologies, Inc. 1,042 474,443
*Telos Corp. 5,295 18,585
*Teradata Corp. 415 13,375
Teradyne, Inc. 3,394 360,477
#*Terawulf, Inc. 11,611 75,704
#*Thoughtworks Holding, Inc. 667 2,961
*TransAct Technologies, Inc. 4 17
*Trimble, Inc. 8,733 528,347
*Trio-Tech International 208 1,273
*Turtle Beach Corp. 8 128
*Twilio, Inc., Class A 10,304 831,018
*Tyler Technologies, Inc. 543 328,835
*UiPath, Inc., Class A 6,773 83,714
*Ultra Clean Holdings, Inc. 1,400 46,830
*Unisys Corp. 7,077 48,902
Universal Display Corp. 1,565 282,201
*Upland Software, Inc. 5,087 10,988
*Varonis Systems, Inc. 786 39,591
*Verint Systems, Inc. 5,220 111,186
*VeriSign, Inc. 1,231 217,690
*Vertex, Inc., Class A 2,273 94,352
*Viant Technology, Inc., Class A 1,922 22,430
*Viasat, Inc. 729 6,998
*Viavi Solutions, Inc. 7,943 73,234
Vontier Corp. 10,277 381,071
*WidePoint Corp. 4,599 16,832
*Workday, Inc., Class A 1,450 339,083
#Xerox Holdings Corp. 12,931 105,646
*Xperi, Inc. 2,300 20,999
*Yext, Inc. 3,694 26,745
*Zebra Technologies Corp. 3,297 1,259,355
*Zoom Video Communications,
Inc., Class A 7,270 543,360
*Zscaler, Inc. 477 86,237
*Zuora, Inc., Class A 4,863 48,144
TOTAL INFORMATION
TECHNOLOGY 302,093,412
MATERIALS — (2.8%)
Amcor PLC 107,089 1,191,901
AptarGroup, Inc. 4,235 711,099
Ardagh Metal Packaging SA 2,580 9,494
Ashland, Inc. 1,646 139,202
*Aspen Aerogels, Inc. 4,597 82,010
*ATI, Inc. 7,142 376,455

21
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
MATERIALS — (Continued)
Avery Dennison Corp. 5,807 $ 1,202,223
Avient Corp. 7,031 327,715
*Axalta Coating Systems, Ltd. 21,964 832,875
Balchem Corp. 1,992 333,321
Ball Corp. 10,905 646,121
Berry Global Group, Inc. 11,164 786,504
Caledonia Mining Corp. PLC 1,600 23,856
Carpenter Technology Corp. 2,667 398,717
Celanese Corp. 2,822 355,487
*Coeur Mining, Inc. 14,000 90,160
Commercial Metals Co. 5,183 278,845
Corteva, Inc. 30,223 1,841,185
Crown Holdings, Inc. 9,908 926,893
DuPont de Nemours, Inc. 12,557 1,042,105
Eastman Chemical Co. 422 44,348
Ecolab, Inc. 5,821 1,430,394
Element Solutions, Inc. 33,665 912,322
Flexible Solutions International,
Inc. 3,528 14,112
*Flotek Industries, Inc. 2,349 11,651
FMC Corp. 1,720 111,783
*Gatos Silver, Inc. 802 14,877
#Graphic Packaging Holding Co. 11,143 314,901
Greif, Inc., Class A 1,782 111,268
Greif, Inc., Class B 464 31,056
#Hawkins, Inc. 1,901 203,217
Haynes International, Inc. 224 13,521
HB Fuller Co. 4,310 315,406
Hecla Mining Co. 38,601 250,520
Huntsman Corp. 11,387 250,514
*Ingevity Corp. 1,824 76,225
Innospec, Inc. 1,857 200,147
International Flavors &
Fragrances, Inc. 5,854 582,063
#International Paper Co. 2,372 131,741
*Intrepid Potash, Inc. 1,000 25,090
Kaiser Aluminum Corp. 485 36,016
*Knife River Corp. 2,296 223,447
Koppers Holdings, Inc. 1,760 59,858
Louisiana-Pacific Corp. 5,564 550,280
LyondellBasell Industries NV,
Class A 4,462 387,525
Materion Corp. 1,105 112,301
*McEwen Mining, Inc. 8 76
Mercer International, Inc. 3,508 22,872
*Metallus, Inc. 1,142 16,091
Minerals Technologies, Inc. 2,058 154,947
Mosaic Co. (The) 4,038 108,057
NewMarket Corp. 561 294,508
Newmont Corp. 12,565 570,954
*Nexa Resources SA 3,550 28,471
#Northern Technologies
International Corp. 4 51
Nucor Corp. 8,653 1,227,342
Olympic Steel, Inc. 1,256 45,065
Packaging Corp. of America 1,894 433,612
Pactiv Evergreen, Inc. 4,456 50,531
*Perimeter Solutions SA 12,798 169,957
Shares Value†
MATERIALS — (Continued)
PPG Industries, Inc. 11,894 $ 1,480,922
Quaker Chemical Corp. 2,137 323,926
Radius Recycling, Inc. 1,903 30,810
*Ranpak Holdings Corp. 6,959 42,311
Reliance, Inc. 6,288 1,800,506
Royal Gold, Inc. 4,129 603,082
RPM International, Inc. 11,930 1,516,422
Ryerson Holding Corp. 529 11,527
Sealed Air Corp. 12,456 450,658
Sensient Technologies Corp. 1,927 145,450
Sherwin-Williams Co. (The) 10,995 3,944,676
Silgan Holdings, Inc. 5,995 310,181
Smurfit WestRock PLC, GDR 6,481 333,772
Sonoco Products Co. 7,208 378,564
Southern Copper Corp. 830 90,926
Steel Dynamics, Inc. 3,401 443,831
Stepan Co. 2,369 171,373
Sylvamo Corp. 3,327 282,862
TriMas Corp. 4,622 124,101
Vulcan Materials Co. 4,304 1,178,995
Worthington Steel, Inc. 1,833 70,094
TOTAL MATERIALS 34,868,274
REAL ESTATE — (0.4%)
*AMREP Corp. 4 122
*Anywhere Real Estate, Inc. 7,908 30,525
*CBRE Group, Inc., Class A 12,778 1,673,535
*Compass, Inc., Class A 13,828 87,808
*Comstock Holding Cos., Inc. 379 4,362
*CoStar Group, Inc. 10,629 773,685
*Cushman & Wakefield PLC 13,070 177,099
#eXp World Holdings, Inc. 1,482 19,740
*Five Point Holdings LLC, Class A 20 80
*Forestar Group, Inc. 1,760 55,563
*Howard Hughes Holdings, Inc. 1,698 129,116
*Jones Lang LaSalle, Inc. 4,031 1,092,240
Marcus & Millichap, Inc. 1,924 72,804
*Maui Land & Pineapple Co., Inc. 4 88
Newmark Group, Inc., Class A 4,856 72,792
#*Opendoor Technologies, Inc. 19,599 34,298
*RE/MAX Holdings, Inc. 3,574 43,746
RMR Group, Inc. (The), Class A 590 14,201
#*Seaport Entertainment Group,
Inc. 189 5,131
St. Joe Co. (The) 1,030 53,251
*Star Holdings 823 10,485
*Stratus Properties, Inc. 654 14,578
*Zillow Group, Inc., Class A 2,086 121,092
*Zillow Group, Inc., Class C 6,935 416,724
TOTAL REAL ESTATE 4,903,065
UTILITIES — (0.8%)
American States Water Co. 2,423 199,801
American Water Works Co., Inc. 5,776 797,723
Artesian Resources Corp., Class
A 514 17,224
Atmos Energy Corp. 6,908 958,692
Avangrid, Inc. 905 32,318
Brookfield Renewable Corp.,
Class A 12,891 394,207

22
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
UTILITIES — (Continued)
California Water Service Group 4,012 $ 208,463
Chesapeake Utilities Corp. 369 44,202
Consolidated Edison, Inc. 10,377 1,055,133
Consolidated Water Co., Ltd. 767 18,224
Constellation Energy Corp. 2,152 565,890
Edison International 18,737 1,543,929
Essential Utilities, Inc. 12,613 486,862
Eversource Energy 11,731 772,486
Exelon Corp. 11,735 461,185
Genie Energy, Ltd., Class B 2,930 46,060
Global Water Resources, Inc. 4 50
Middlesex Water Co. 869 53,174
New Jersey Resources Corp. 11,107 509,700
Northwest Natural Holding Co. 2,609 101,464
ONE Gas, Inc. 2,773 197,632
Ormat Technologies, Inc. 1,465 115,764
Public Service Enterprise Group,
Inc. 4,490 401,451
*Pure Cycle Corp. 4 42
RGC Resources, Inc. 4 82
SJW Group 2,248 125,124
Southwest Gas Holdings, Inc. 4,616 338,122
Spire, Inc. 2,443 156,010
Shares Value†
UTILITIES — (Continued)
#*Sunnova Energy International,
Inc. 236 $ 1,433
UGI Corp. 13,313 318,314
Unitil Corp. 1,212 70,163
York Water Co. (The) 382 13,435
TOTAL UTILITIES 10,004,359
TOTAL COMMON STOCKS 1,224,482,812
RIGHTS/WARRANTS — ( 0.0% )
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. 1/2/2026 4 62
*<Chinook Therapeutics, Inc. 376 470
*<Imara, Inc. 12 5
*<Opiant Pharma, Inc. 4 –
TOTAL HEALTH CARE 537
TOTAL RIGHTS/WARRANTS 537
TOTAL INVESTMENT SECURITIES — (98.5%)
(Cost $951,193,642) 1,224,483,349
SECURITIES LENDING COLLATERAL — (1.5%)
@§The DFA Short Term
Investment Fund 1,655,039 19,142,183
TOTAL INVESTMENTS — ( 100.0% )
(Cost $970,335,825) $ 1,243,625,532
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 114,731,091 $ — $ — $ 114,731,091
Consumer Discretionary ................ 141,741,599 — — 141,741,599
Consumer Staples .................... 69,743,115 — — 69,743,115
Energy ............................. 20,518,432 — — 20,518,432
Financials ........................... 218,196,534 — — 218,196,534
Health Care ......................... 146,755,698 — — 146,755,698
Industrials ........................... 160,781,609 145,624 — 160,927,233
Information Technology ................ 302,093,412 — — 302,093,412
Materials ........................... 34,868,274 — — 34,868,274
Real Estate .......................... 4,903,065 — — 4,903,065
Utilities ............................. 10,004,359 — — 10,004,359
Rights/Warrants
Health Care ......................... — — 537 537
Securities Lending Collateral .............. — 19,142,183 — 19,142,183
Total Investments ....................... $1,224,337,188 $19,287,807 $537> $1,243,625,532
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

23
Dimensional International Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
October 31, 2024
Shares Value †
COMMON STOCKS — (97.4%)
AUSTRALIA — (5.7%)
#*29Metals, Ltd. 1,386 $ 381
*3P Learning, Ltd. 44 26
Accent Group, Ltd. 38,832 60,026
*Acrow, Ltd. 207 144
*Adairs, Ltd. 9,333 16,261
*Ainsworth Game Technology,
Ltd. 132 63
#*Alkane Resources, Ltd. 1,910 713
ALS, Ltd. 16,422 151,665
#*AMA Group, Ltd. 45,899 1,924
Amotiv, Ltd. 12,263 85,543
AMP, Ltd. 193,529 181,269
Ampol, Ltd. 20,655 377,459
*ANZ Group Holdings, Ltd. 49,488 1,009,714
#*Arafura Rare Earths, Ltd. 19,969 1,962
*ARB Corp., Ltd. 3,205 87,120
Aristocrat Leisure, Ltd. 23,287 938,362
ARN Media, Ltd. 408 198
#*Aroa Biosurgery, Ltd. 96 39
Atlas Arteria, Ltd. 36,064 115,275
AUB Group, Ltd. 3,493 73,167
#*Audinate Group, Ltd. 1,057 6,473
*Aurelia Metals, Ltd. 2,088 253
Aussie Broadband, Ltd. 15,323 36,533
*Austal, Ltd. 30,647 66,444
#*Austin Engineering, Ltd. 932 320
Australian Clinical Labs, Ltd. 19,112 45,442
Australian Ethical Investment,
Ltd. 7,728 22,778
*Auswide Bank, Ltd. 80 221
Autosports Group, Ltd. 80 118
#Baby Bunting Group, Ltd. 1,243 1,465
Bank of Queensland, Ltd. 54,726 233,713
Bapcor, Ltd. 20,097 60,289
#*Beacon Lighting Group, Ltd. 122 234
*Bega Cheese, Ltd. 12,047 40,638
Bendigo & Adelaide Bank, Ltd. 16,777 135,164
Brambles, Ltd. 68,391 822,455
#*Bravura Solutions, Ltd. 27,949 27,826
Breville Group, Ltd. 8,545 177,983
Capitol Health, Ltd. 752 185
*Capricorn Metals, Ltd. 11,169 46,162
*CAR Group, Ltd. 7,662 189,603
#*Catapult Group International,
Ltd. 224 384
Cedar Woods Properties, Ltd. 7,677 28,913
*Challenger, Ltd. 39,214 155,395
Champion Iron, Ltd. 26,782 102,797
ClearView Wealth, Ltd. 408 140
Cochlear, Ltd. 3,116 578,045
Codan, Ltd. 6,176 63,915
#*Cogstate, Ltd. 60 39
*Coles Group, Ltd. 28,438 327,646
*Collins Foods, Ltd. 4,972 27,193
Shares Value †
AUSTRALIA — (Continued)
Commonwealth Bank of
Australia 26,313 $ 2,460,294
Computershare, Ltd. 32,948 569,304
CSL, Ltd. 4,403 827,552
Dalrymple Bay Infrastructure,
Ltd. 11,547 25,337
Data#3, Ltd. 16,356 78,527
#*Develop Global, Ltd. 2,039 3,459
*Dicker Data, Ltd. 8,038 45,436
Domain Holdings Australia,
Ltd. 22,606 44,717
Downer EDI, Ltd. 31,281 114,943
*Duratec, Ltd. 14 15
#Eagers Automotive, Ltd. 5,524 40,198
Elanor Investor Group 84 45
*Elders, Ltd. 14,060 78,555
#*Electro Optic Systems
Holdings, Ltd. 5,344 5,023
*Emeco Holdings, Ltd. 596 301
*Emerald Resources NL 12,415 34,316
Endeavour Group, Ltd. 56,771 174,397
*EQT Holdings, Ltd. 646 13,117
Evolution Mining, Ltd. 49,295 169,190
*Fenix Resources, Ltd. 778 138
Fiducian Group, Ltd. 20 120
Finbar Group, Ltd. 252 148
*FleetPartners Group, Ltd. 15,563 29,868
Fleetwood, Ltd. 708 951
#Flight Centre Travel Group,
Ltd. 9,306 97,405
Fortescue, Ltd. 52,679 661,455
G8 Education, Ltd. 47,201 41,428
*Genesis Minerals, Ltd. 20,531 32,947
*Gold Road Resources, Ltd. 50,623 66,316
GR Engineering Services, Ltd. 188 260
GrainCorp, Ltd., Class A 17,944 106,015
GWA Group, Ltd. 18,546 28,304
*Hansen Technologies, Ltd. 12,908 42,020
Harvey Norman Holdings, Ltd. 18,069 54,205
*Healius, Ltd. 32,901 35,665
Helia Group, Ltd. 39,408 105,056
HUB24, Ltd. 1,980 89,629
Imdex, Ltd. 45,113 76,827
#*Immutep, Ltd. 40,010 7,469
*ImpediMed, Ltd. 656 24
#*Imugene, Ltd. 85,667 2,413
Infomedia, Ltd. 22,417 20,850
*Insignia Financial, Ltd. 56,142 121,719
Insurance Australia Group, Ltd. 134,056 658,549
#Integral Diagnostics, Ltd. 3,647 7,477
*IPH, Ltd. 30,670 107,877
*IRESS, Ltd. 12,553 81,811
IVE Group, Ltd. 1,286 1,794
*James Hardie Industries PLC 16,626 532,086

24
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
*James Hardie Industries PLC,
Sponsored ADR 55 $ 1,755
JB Hi-Fi, Ltd. 9,606 516,126
*Judo Capital Holdings, Ltd. 24,158 29,748
Jupiter Mines, Ltd. 912 105
#Kelly Partners Group
Holdings, Ltd. 16 85
*Kogan.com, Ltd. 1,542 4,707
*Lendlease Corp., Ltd. 38,997 173,182
*Lindsay Australia, Ltd. 4,337 2,415
Lottery Corp., Ltd. (The) 49,294 161,115
Lovisa Holdings, Ltd. 4,702 92,148
Lycopodium, Ltd. 2,290 17,204
*Lynas Rare Earths, Ltd. 44,700 222,516
#Maas Group Holdings, Ltd. 2,288 7,044
#*Mach7 Technologies, Ltd. 264 79
Macmahon Holdings, Ltd. 146,783 36,534
Macquarie Group, Ltd. 5,667 859,337
*Macquarie Technology
Group, Ltd. 439 23,742
#Mader Group, Ltd. 812 3,228
Magellan Financial Group, Ltd. 28,847 203,308
McMillan Shakespeare, Ltd. 6,703 64,145
Medibank Pvt Ltd. 145,399 341,898
#*Mesoblast, Ltd. 29,799 25,764
#*Metals X, Ltd. 4,495 1,428
*Metcash, Ltd. 122,140 244,805
Michael Hill International, Ltd. 412 162
*Mineral Resources, Ltd. 5,192 133,990
*Monadelphous Group, Ltd. 8,007 66,187
Monash IVF Group, Ltd. 27,371 21,065
#Myer Holdings, Ltd. 17,251 10,226
*MyState, Ltd. 8,778 21,848
*Nanosonics, Ltd. 7,689 16,116
National Australia Bank, Ltd. 53,002 1,346,991
Netwealth Group, Ltd. 9,546 173,135
*nib holdings, Ltd. 39,415 149,221
*Northern Star Resources, Ltd. 12,325 143,132
#*Novonix, Ltd. 12,330 5,694
Nufarm, Ltd. 42,916 108,223
*Nuix, Ltd. 8,380 42,484
Objective Corp., Ltd. 2,291 24,310
*OFX Group, Ltd. 13,301 12,720
oOh!media, Ltd. 33,029 26,718
*Orica, Ltd. 16,672 189,355
Orora, Ltd. 96,386 152,150
Pacific Smiles Group, Ltd. 100 125
*Paladin Energy, Ltd. 9,638 64,392
Peet, Ltd. 25,646 22,929
#*Peninsula Energy, Ltd. 5,609 342
*PeopleIN, Ltd. 2,266 1,224
Perenti, Ltd. 81,584 62,789
*Perpetual, Ltd. 3,323 44,097
Perseus Mining, Ltd. 54,878 103,162
*PEXA Group, Ltd. 6,746 60,138
#*Pilbara Minerals, Ltd. 28,311 52,849
*Pinnacle Investment
Management Group, Ltd. 5,925 78,122
Shares Value †
AUSTRALIA — (Continued)
#Platinum Asset Management,
Ltd. 23,521 $ 18,873
PointsBet Holdings, Ltd. 3,132 1,621
Praemium, Ltd. 11,376 5,030
Premier Investments, Ltd. 6,565 145,127
Pro Medicus, Ltd. 3,598 459,153
PWR Holdings, Ltd. 5,039 30,035
QBE Insurance Group, Ltd. 95,172 1,072,829
*Ramelius Resources, Ltd. 45,036 70,502
*Ramsay Health Care, Ltd. 6,778 178,338
#REA Group, Ltd. 2,588 384,661
#*ReadyTech Holdings, Ltd. 60 117
Reece, Ltd. 6,705 100,176
*Regis Resources, Ltd. 27,727 49,217
#Reject Shop, Ltd. (The) 28 53
Reliance Worldwide Corp., Ltd. 41,213 140,641
*Resolute Mining, Ltd. 55,775 29,957
#*Retail Food Group, Ltd. 1,944 83
Rio Tinto, Ltd. 2,264 176,927
#*RPMGlobal Holdings, Ltd. 13,010 25,394
*Sandfire Resources, Ltd. 38,924 264,385
SEEK, Ltd. 16,890 275,909
Service Stream, Ltd. 62,189 61,712
Seven Group Holdings, Ltd. 7,720 210,961
*Seven West Media, Ltd. 38,745 4,060
SG Fleet Group, Ltd. 7,734 13,728
Shaver Shop Group, Ltd. 88 80
Sigma Healthcare, Ltd. 130,466 167,492
Sims, Ltd. 5,291 44,013
SmartGroup Corp., Ltd. 18,466 93,980
Sonic Healthcare, Ltd. 15,630 275,699
*Southern Cross Electrical
Engineering, Ltd. 212 226
#Southern Cross Media
Group, Ltd. 3,074 1,047
SRG Global, Ltd. 18,218 13,365
#*St. Barbara, Ltd. 3,677 1,108
Steadfast Group, Ltd. 60,378 217,511
Suncorp Group, Ltd. 34,201 401,437
Super Retail Group, Ltd. 13,368 127,313
#*Syrah Resources, Ltd. 8,296 1,630
*Tabcorp Holdings, Ltd. 69,539 21,407
*Talga Group, Ltd. 980 372
Technology One, Ltd. 23,252 372,070
*Telix Pharmaceuticals, Ltd. 3,309 45,364
*Temple & Webster Group,
Ltd. 3,362 25,434
*Transurban Group 32,368 269,465
Treasury Wine Estates, Ltd. 23,029 170,901
*Tyro Payments, Ltd. 10,136 5,145
Universal Store Holdings, Ltd. 64 330
*Vault Minerals, Ltd. 204,040 52,790
Ventia Services Group Pty,
Ltd. 56,805 170,781
ΩViva Energy Group, Ltd. 116,136 200,061
#*Vulcan Energy Resources,
Ltd. 9,224 31,175
Vulcan Steel, Ltd. 2,173 10,618
*WEB Travel Group, Ltd. 17,277 45,605

25
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
*Webjet Group, Ltd. 13,322 $ 6,763
Wesfarmers, Ltd. 18,348 808,566
*West African Resources, Ltd. 42,937 51,607
Westgold Resources, Ltd. 19,360 40,832
*Westgold Resources, Ltd. 3,372 6,846
Westpac Banking Corp. 68,699 1,445,328
*WiseTech Global, Ltd. 4,980 385,817
Woolworths Group, Ltd. 28,823 565,616
Worley, Ltd. 27,930 256,118
*Xero, Ltd. 6,404 627,095
TOTAL AUSTRALIA 30,842,439
AUSTRIA — (0.4%)
Addiko Bank AG 28 593
ANDRITZ AG 4,697 282,245
ΩBAWAG Group AG 5,325 410,456
#CA Immobilien Anlagen AG 1,389 33,537
*DO & CO AG 292 45,206
Erste Group Bank AG 10,083 566,376
*Eurotelesites AG 1,319 7,102
#Oesterreichische Post AG 1,338 42,343
Palfinger AG 1,104 24,271
Porr AG 991 15,600
Raiffeisen Bank International
AG 2,287 40,942
*Rosenbauer International AG 4 149
Strabag SE 104 4,083
Telekom Austria AG 7,890 65,357
*UBM Development AG 8 167
UNIQA Insurance Group AG 13,308 104,313
Verbund AG 2,826 230,717
Vienna Insurance Group AG
Wiener Versicherung Gruppe 1,997 63,415
Wienerberger AG 2,108 63,393
Zumtobel Group AG 44 253
TOTAL AUSTRIA 2,000,518
BELGIUM — (0.9%)
Ackermans & van Haaren NV 1,488 301,603
Ageas SA 14,531 755,332
Anheuser-Busch InBev SA 3,898 232,667
#Anheuser-Busch InBev SA,
Sponsored ADR 15 890
*Argenx SE 14 8,232
*Argenx SE, Sponsored ADR 711 416,859
Azelis Group NV 7,014 138,816
Barco NV 785 9,673
Bekaert SA 2,412 87,722
Cie d'Entreprises CFE 8 53
Colruyt Group N.V 5,017 233,663
Deceuninck NV 96 241
D'ieteren Group 406 87,493
Econocom Group SA 9,659 20,679
Elia Group SA 1,433 135,893
EVS Broadcast Equipment SA 842 26,007
Fagron 5,269 106,054
Greenyard NV 36 234
*Immobel SA 8 163
#Ion Beam Applications 71 1,056
Jensen-Group NV 4 181
Shares Value †
BELGIUM — (Continued)
KBC Group NV 17,259 $ 1,249,395
Lotus Bakeries NV 23 300,138
Melexis NV 703 45,525
Proximus SADP 10,781 78,302
Recticel SA 2,465 32,221
Tessenderlo Group SA 412 11,093
UCB SA 2,831 543,389
Umicore SA 6,890 82,057
#Van de Velde NV 8 272
VGP NV 932 77,809
Viohalco SA 76 425
TOTAL BELGIUM 4,984,137
CANADA — (10.0%)
*5N Plus, Inc. 7,636 38,893
*Acadian Timber Corp. 20 264
*ACT Energy Technologies,
Ltd. 3,800 16,302
ADENTRA, Inc. 2,481 68,328
Aecon Group, Inc. 2,804 46,648
Ag Growth International, Inc. 1,935 68,519
*AGF Management, Ltd.,
Class B 900 6,728
Agnico Eagle Mines, Ltd. 16 1,379
Agnico Eagle Mines, Ltd. 10,571 912,172
AirBoss of America Corp. 56 168
Alamos Gold, Inc. 19,104 385,519
AltaGas, Ltd. 17,766 424,029
Altus Group, Ltd. 1,188 44,897
Amerigo Resources, Ltd. 402 493
Andlauer Healthcare Group,
Inc. 2,507 73,864
Andrew Peller, Ltd., Class A 56 159
*Aritzia, Inc. 7,324 235,543
Atco, Ltd., Class I 4,286 148,570
AtkinsRealis Group, Inc. 11,487 552,121
*ATS Corp. 573 17,173
*ATS Corp. 556 16,645
Aura Minerals, Inc. 94 1,217
*AutoCanada, Inc. 1,219 12,977
B2Gold Corp. 894 2,950
B2Gold Corp. 22,534 74,813
Bank of Montreal 9,363 852,238
Bank of Montreal 8,445 769,508
Bank of Nova Scotia (The) 3,002 154,391
Bank of Nova Scotia (The) 25,407 1,308,206
*Bausch + Lomb Corp. 1,400 28,392
*Bausch Health Cos., Inc. 4,365 40,113
#*Bausch Health Cos., Inc.,
ADR 6,315 58,098
BCE, Inc. 1,770 57,100
BCE, Inc. 319 10,273
Bird Construction, Inc. 5,932 128,985
#*Bitfarms, Ltd. 13,557 26,097
Black Diamond Group, Ltd. 1,048 6,804
#*BlackBerry, Ltd. 1,375 3,107
*Bombardier, Inc., Class A 4 293
*Bombardier, Inc., Class B 5,394 396,322
Boralex, Inc., Class A 6,262 150,356

26
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
CANADA — (Continued)
Boyd Group Services, Inc. 1,414 $ 219,817
*Bragg Gaming Group, Inc. 78 356
Brookfield Corp. 29,547 1,565,991
Brookfield Corp. 1,588 84,108
Brookfield Infrastructure Corp.,
Class A 2,150 88,322
Brookfield Wealth Solutions,
Ltd. 133 7,058
BRP, Inc. 1,701 83,808
*CAE, Inc. 13,716 241,401
*Calfrac Well Services, Ltd. 934 2,580
Calian Group, Ltd. 921 31,734
*Calibre Mining Corp. 31,719 57,570
Cameco Corp. 94 4,906
Cameco Corp., ADR 5,825 304,181
Canaccord Genuity Group, Inc. 1,072 7,706
#*Canada Goose Holdings,
Inc. 63 619
#*Canada Goose Holdings,
Inc., ADR 1,377 13,522
Canadian Imperial Bank of
Commerce 4,950 309,333
Canadian Imperial Bank of
Commerce, ADR 17,779 1,112,254
#*Canadian Tire Corp., Ltd.,
Class A 3,352 356,301
Canadian Utilities, Ltd., Class
A 4,403 112,606
*Canadian Western Bank 4,059 166,704
*Canfor Corp. 5,358 63,845
#*Capstone Copper Corp. 8,648 59,744
Cascades, Inc. 4,660 35,068
CCL Industries, Inc. 12,290 716,090
*Celestica, Inc. 27 1,846
*Celestica, Inc. 6,902 472,097
Centerra Gold, Inc. 25,759 181,835
CES Energy Solutions Corp. 23,615 135,190
*CGI, Inc., ADR 7,236 801,098
CI Financial Corp. 11,022 181,071
*Cineplex, Inc. 1,349 9,677
#Cogeco Communications,
Inc. 984 49,519
Cogeco, Inc. 186 8,113
Colliers International Group,
Inc. 3,961 604,607
Computer Modelling Group,
Ltd. 5,966 48,962
Constellation Software, Inc. 544 1,638,709
Converge Technology
Solutions Corp. 18,524 39,867
Corby Spirit and Wine, Ltd. 46 422
*Corus Entertainment, Inc.,
Class B 2,994 247
*Culico Metals, Inc. 400 34
Definity Financial Corp. 6,858 264,343
*dentalcorp Holdings, Ltd. 7,354 49,538
*Descartes Systems Group,
Inc. (The) 2,755 286,327
*Docebo, Inc. 344 15,651
Shares Value †
CANADA — (Continued)
Dollarama, Inc. 11,137 $ 1,157,602
Doman Building Materials
Group, Ltd. 7,783 45,951
*Dorel Industries, Inc., Class B 28 110
DREAM Unlimited Corp. 2,447 50,293
Dundee Precious Metals, Inc. 4,434 45,041
Dye & Durham, Ltd. 1,690 23,084
Dynacor Group, Inc. 24 99
E-L Financial Corp., Ltd. 9 9,207
*Eldorado Gold Corp. 17,699 307,432
*Eldorado Gold Corp. 86 1,494
Empire Co., Ltd., Class A 11,672 336,357
Enbridge, Inc. 19,743 797,617
Enbridge, Inc. 17 686
Endeavour Mining PLC 8,000 176,936
*Endeavour Silver Corp. 4,019 20,256
*Endeavour Silver Corp. 531 2,682
Enerflex, Ltd. 12,720 83,951
Enerflex, Ltd. 654 4,323
Enghouse Systems, Ltd. 2,991 63,234
*Ensign Energy Services, Inc. 3,759 7,551
EQB, Inc. 3,000 229,893
*Equinox Gold Corp. 10,546 58,425
*ERO Copper Corp. 8,007 146,848
Evertz Technologies, Ltd. 44 374
*Exchange Income Corp. 856 33,621
Extendicare, Inc. 1,346 8,883
Fairfax Financial Holdings, Ltd. 1,179 1,463,442
Finning International, Inc. 12,547 365,802
First Majestic Silver Corp. 24,962 184,220
FirstService Corp. 2,492 461,444
Foraco International SA 180 292
*Fortuna Mining Corp. 29,227 145,258
*GDI Integrated Facility
Services, Inc. 194 5,098
George Weston, Ltd. 3,929 622,490
Gibson Energy, Inc. 21,553 357,168
Great-West Lifeco, Inc. 9,405 315,220
Hammond Power Solutions,
Inc. 626 54,191
*Heroux-Devtek, Inc. 1,550 35,749
Hudbay Minerals, Inc. 31,429 281,290
Hudbay Minerals, Inc. 117 1,048
ΩHydro One, Ltd. 10,043 322,987
iA Financial Corp., Inc. 7,561 615,316
*IAMGOLD Corp. 9,425 52,215
IGM Financial, Inc. 7,411 222,391
Information Services Corp. 632 13,239
Innergex Renewable Energy,
Inc. 13,104 85,734
Intact Financial Corp. 4,473 853,238
*Interfor Corp. 1,806 24,863
*Ivanhoe Mines, Ltd. 2,694 35,580
ΩJamieson Wellness, Inc. 1,114 26,509
*K92 Mining, Inc. 15,372 102,116
K-Bro Linen, Inc. 12 283
Keyera Corp. 8,528 261,600
Kinross Gold Corp. 1,667 16,802

27
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
CANADA — (Continued)
Kinross Gold Corp. 29,468 $ 297,037
*KP Tissue, Inc. 8 47
Lassonde Industries, Inc.,
Class A 200 25,315
*Laurentian Bank of Canada 3,290 61,554
*Lightspeed Commerce, Inc. 54 815
#*Lightspeed Commerce, Inc. 13,865 209,639
Loblaw Cos., Ltd. 4,761 601,260
*Lucara Diamond Corp. 192 72
Lundin Gold, Inc. 10,357 250,167
Lundin Mining Corp. 44,384 431,120
Magellan Aerospace Corp. 16 120
Magna International, Inc., ADR 3,982 157,170
Mainstreet Equity Corp. 200 29,888
*Major Drilling Group
International, Inc. 4,482 26,944
*Mandalay Resources Corp. 28 68
*Mattr Corp. 5,523 48,140
*MDA Space, Ltd. 8,907 136,102
Melcor Developments, Ltd. 44 410
Metro, Inc. 8,265 490,285
*Morguard Corp. 32 2,687
MTY Food Group, Inc. 831 26,672
National Bank of Canada 18,477 1,760,282
Neo Performance Materials,
Inc. 100 564
*New Gold, Inc. 9,676 26,586
*New Gold, Inc. 22,381 61,548
*NFI Group, Inc. 3,849 43,765
North West Co., Inc. (The) 4,831 181,637
Nutrien, Ltd. 9,005 429,358
OceanaGold Corp. 59,951 169,882
Open Text Corp., ADR 12,458 373,740
*Orla Mining, Ltd. 6,636 32,052
*Osisko Gold Royalties, Ltd. 100 2,010
Osisko Gold Royalties, Ltd. 11,110 223,644
#Pan American Silver Corp. 18,001 421,403
Parkland Corp. 18,926 439,903
Pason Systems, Inc. 12,132 117,234
Pembina Pipeline Corp. 5,943 248,358
Pembina Pipeline Corp. 1,640 68,532
*Perpetua Resources Corp. 20 205
PHX Energy Services Corp. 5,415 36,244
Polaris Renewable Energy,
Inc. 1,033 8,893
Pollard Banknote, Ltd. 34 580
*Precision Drilling Corp. 2,354 141,358
Premium Brands Holdings
Corp. 2,653 165,466
Primo Water Corp. 7,830 205,381
Primo Water Corp. 97 2,544
Pulse Seismic, Inc. 52 89
*Quarterhill, Inc. 200 231
Quebecor, Inc., Class B 12,564 312,489
RB Global, Inc. 149 12,610
RB Global, Inc. 5,100 432,174
*Real Matters, Inc. 249 1,259
#Restaurant Brands
International, Inc. 9,972 693,553
Shares Value †
CANADA — (Continued)
Richelieu Hardware, Ltd. 3,616 $ 95,176
Rogers Communications, Inc.,
Class B 7,670 278,254
Rogers Communications, Inc.,
Class B, ADR 8,371 304,035
Royal Bank of Canada 28,473 3,439,556
Royal Bank of Canada, ADR 2,544 307,544
Russel Metals, Inc. 4,760 132,390
Sandstorm Gold, Ltd. 5,564 33,662
*Sangoma Technologies Corp. 20 122
Saputo, Inc. 6,122 116,647
*Saturn Oil Gas, Inc. 5,800 9,195
Savaria Corp. 3,147 50,345
Secure Energy Services, Inc. 23,988 266,906
#*Shopify, Inc., Class A 17,826 1,394,171
Sienna Senior Living, Inc. 3,528 43,583
*SilverCrest Metals, Inc. 3,527 35,870
*SilverCrest Metals, Inc. 23 234
Softchoice Corp. 1,388 20,910
Ω*Spin Master Corp. 2,739 57,906
Sprott, Inc. 18 796
Sprott, Inc. 574 25,388
SSR Mining, Inc. 3,472 21,421
Stantec, Inc. 232 18,797
Stantec, Inc., ADR 6,644 539,227
Stella-Jones, Inc. 5,451 329,183
Ω*STEP Energy Services, Ltd. 569 1,400
StorageVault Canada, Inc. 6,852 20,006
Sun Life Financial, Inc. 23,073 1,278,706
Sun Life Financial, Inc. 7,358 407,502
Superior Plus Corp. 21,224 100,490
Supremex, Inc. 36 106
Sylogist, Ltd. 1,667 13,131
Taiga Building Products, Ltd. 72 197
*Taseko Mines, Ltd. 385 853
*Taseko Mines, Ltd. 3,007 6,706
TerraVest Industries, Inc. 1,703 121,841
TFI International, Inc. 1,867 249,842
Thomson Reuters Corp., ADR 4,273 699,234
#*Tidewater Midstream and
Infrastructure, Ltd. 5,819 1,210
*Tilray Brands, Inc. 7,441 12,203
#*Tilray Brands, Inc. 12,365 20,225
TMX Group, Ltd. 9,276 289,403
*Torex Gold Resources, Inc. 8,594 185,141
Toromont Industries, Ltd. 6,164 543,902
Toronto-Dominion Bank (The) 5,500 303,695
Toronto-Dominion Bank (The),
ADR 35,575 1,966,230
Total Energy Services, Inc. 3,495 24,120
Transcontinental, Inc., Class A 8,381 103,413
Trican Well Service, Ltd. 19,263 63,844
Triple Flag Precious Metals
Corp. 18 308
Triple Flag Precious Metals
Corp. 3,076 52,753
*Trisura Group, Ltd. 3,063 90,531
*Valeura Energy, Inc. 4,169 13,518
Vecima Networks, Inc. 4 57

28
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
CANADA — (Continued)
*Victoria Gold Corp. 80 $ 28
*Viemed Healthcare, Inc. 723 6,182
*Vitalhub Corp. 144 1,054
Wajax Corp. 2,083 36,924
*Well Health Technologies
Corp. 21,378 67,940
*Wesdome Gold Mines, Ltd. 15,626 136,760
#West Fraser Timber Co., Ltd. 2,820 254,928
West Fraser Timber Co., Ltd. 37 3,338
*Western Forest Products, Inc. 3,118 1,107
Wheaton Precious Metals
Corp. 10,368 684,392
Winpak, Ltd. 1,491 53,064
WSP Global, Inc. 4,893 873,576
Yellow Pages, Ltd. 43 310
TOTAL CANADA 53,733,540
CHINA — (0.0%)
Chow Tai Fook Jewellery
Group, Ltd. 8,800 8,331
TOTAL CHINA 8,331
DENMARK — (3.8%)
*ALK-Abello A/S 6,959 162,479
Alm Brand A/S 71,054 137,765
*Ambu A/S, Class B 8,374 154,683
*Bang & Olufsen A/S 180 241
*Bavarian Nordic A/S 7,618 238,078
Carlsberg A/S, Class B 2,905 319,256
cBrain A/S 360 9,149
Chemometec A/S 791 46,056
Coloplast A/S, Class B 3,860 480,509
Columbus A/S 136 214
Danske Bank A/S 21,472 631,975
*Demant A/S 5,660 207,288
DSV A/S 3,953 857,641
FLSmidth & Co. A/S 4,085 212,517
*Genmab A/S 1,420 317,177
*Genmab A/S, Class S, ADR 2,300 51,336
*GN Store Nord A/S 11,131 216,060
H Lundbeck A/S 17,849 116,032
H Lundbeck A/S, Class A 2,094 10,912
*H+H International A/S, Class
B 227 2,782
ISS A/S 16,195 310,465
Jyske Bank A/S, Registered 4,997 347,829
Matas A/S 3,127 55,895
*MT Hoejgaard Holding A/S 8 257
Ω*Netcompany Group A/S 4,835 229,435
*Nilfisk Holding A/S 613 10,279
*NKT A/S 4,016 374,128
Ω*NNIT A/S 32 484
Novo Nordisk A/S, Class B 94,038 10,445,549
Novonesis (Novozymes) B 16,638 1,040,670
*NTG Nordic Transport Group
A/S 269 10,866
Ω*Orsted A/S 4,282 249,754
Pandora A/S 6,992 1,052,370
Per Aarsleff Holding A/S 1,461 86,023
Ringkjoebing Landbobank A/S 2,145 352,507
Shares Value †
DENMARK — (Continued)
Royal Unibrew A/S 3,233 $ 241,183
#*RTX A/S 12 130
Schouw & Co. A/S 1,165 96,321
Solar A/S, Class B 420 19,533
SP Group A/S 1,068 48,892
Spar Nord Bank A/S 6,521 125,295
Sparekassen Sjaelland-Fyn
A/S 353 10,585
Sydbank A/S 5,053 239,780
*TCM Group A/S 24 260
Tryg A/S 19,966 469,364
*Vestas Wind Systems A/S 25,021 470,194
*Zealand Pharma A/S 1,978 227,601
TOTAL DENMARK 20,687,799
FINLAND — (2.0%)
Aktia Bank OYJ 3,425 34,469
Alma Media OYJ 68 820
Anora Group OYJ 1,205 4,500
Bittium OYJ 32 219
*Cargotec OYJ, Class B 3,256 196,468
Citycon OYJ 1,294 4,998
Digia OYJ 20 141
Elisa OYJ 8,636 410,278
ΩEnento Group OYJ 1,075 21,684
eQ OYJ 12 177
Fiskars OYJ Abp 1,017 16,915
Fortum OYJ 22,810 335,051
F-Secure OYJ 9,622 19,680
Gofore OYJ 188 4,552
Harvia OYJ 1,125 55,632
Huhtamaki OYJ 7,327 286,681
*Incap OYJ 934 10,698
*Kalmar OYJ, Class B 3,249 100,968
Kamux Corp. 387 1,443
Kemira OYJ 7,595 160,952
Kesko OYJ, Class A 5,325 110,997
Kesko OYJ, Class B 29,543 630,721
*Kojamo OYJ 4,154 40,814
Kone OYJ, Class B 11,973 653,302
Konecranes OYJ 4,949 340,371
Lassila & Tikanoja OYJ 2,123 19,937
*Lindex Group OYJ 5,222 14,712
Mandatum OYJ 58,317 268,695
Marimekko OYJ 2,546 35,325
Metsa Board OYJ 8,839 47,366
#Metsa Board OYJ 12 87
#Metso OYJ 52,860 499,614
Neste OYJ 7,395 117,856
Nokia OYJ 42,894 201,405
#Nokia OYJ, Sponsored ADR 37,151 174,981
#Nokian Renkaat OYJ 5,841 48,346
Nordea Bank Abp 190,016 2,220,714
Olvi OYJ, Class A 642 20,700
#Oma Saastopankki OYJ 37 458
Oriola OYJ, Class A 108 113
Oriola OYJ, Class B 1,758 1,735
Orion OYJ, Class A 1,300 62,875
Orion OYJ, Class B 6,587 319,299

29
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
FINLAND — (Continued)
Outokumpu OYJ 19,328 $ 69,077
Pihlajalinna OYJ 40 458
Ponsse OYJ 20 495
Puuilo OYJ 1,588 15,904
*QT Group OYJ 2,524 191,264
Raisio OYJ, Class V 15,622 39,347
*Rapala VMC OYJ 16 39
Revenio Group OYJ 892 28,568
Sampo OYJ, Class A 16,323 721,245
Sanoma OYJ 7,734 60,706
Scanfil OYJ 28 241
Siili Solutions OYJ 8 53
Stora Enso OYJ, Class R 42,696 473,725
#Talenom OYJ 24 94
ΩTerveystalo OYJ 12,421 134,443
TietoEVRY OYJ 7,787 144,562
#Tokmanni Group Corp. 4,749 54,032
#UPM-Kymmene OYJ 6,029 176,267
Vaisala OYJ, Class A 1,427 69,173
Valmet OYJ 10,212 260,646
#*Verkkokauppa.com OYJ 36 65
Wartsila OYJ Abp 30,082 571,849
*WithSecure OYJ 2,346 1,948
*YIT OYJ 9,265 26,192
TOTAL FINLAND 10,537,142
FRANCE — (7.8%)
#ABC arbitrage 28 149
Aeroports de Paris SA 1,477 174,461
Airbus SE 13,766 2,094,693
AKWEL SADIR 8 81
*Alstom SA 17,368 378,242
Alten SA 960 80,981
ΩAmundi SA 4,555 328,851
Arkema SA 3,793 330,870
#Assystem SA 73 3,019
Aubay 531 25,941
AXA SA 30,782 1,153,602
*Axway Software SA 33 996
#*Bastide le Confort Medical 4 78
#Beneteau SACA 2,752 30,056
BioMerieux 1,731 192,624
BNP Paribas SA 16,350 1,113,833
Boiron SA 8 283
Bouygues SA 8,937 285,542
Bureau Veritas SA 20,744 654,000
Capgemini SE 4,737 818,719
Carrefour SA 49,381 779,226
#Catana Group 287 1,383
CBo Territoria 68 266
*Cegedim SA 16 202
Cie des Alpes 519 8,463
*Claranova SE 100 155
#*Clariane SE 1,359 3,039
Coface SA 9,802 157,707
Credit Agricole SA 22,918 350,447
Danone SA 5,242 373,896
Dassault Aviation SA 1,019 204,993
Dassault Systemes SE 12,683 433,181
Shares Value †
FRANCE — (Continued)
Derichebourg SA 8,598 $ 48,539
Edenred SE 1,472 47,223
Eiffage SA 5,604 519,936
#*Ekinops SAS 20 85
Ω*Elior Group SA 7,573 34,514
Elis SA 6,455 145,763
#Equasens 528 27,830
*EssilorLuxottica SA 1,710 399,881
Esso SA Francaise 263 29,523
Eurofins Scientific SE 4,036 197,964
ΩEuronext NV 2,541 279,725
#*Eutelsat Communications
SACA 3,114 12,989
*Exclusive Networks SA 1,181 30,323
Fnac Darty SA 1,363 38,029
Forvia SE 168 1,582
Gaztransport Et Technigaz SA 3,606 522,240
Getlink SE 22,234 376,195
GL Events SACA 42 877
Groupe Crit SA 8 634
Groupe SFPI 56 126
Guerbet 4 138
Hermes International SCA 1,201 2,704,209
*ID Logistics Group SACA 169 75,133
Imerys SA 632 20,364
#Infotel SA 683 31,514
Interparfums SA 1,343 61,091
Ipsen SA 2,956 359,106
IPSOS SA 3,154 154,360
#Jacquet Metals SACA 1,568 26,998
*JCDecaux SE 5,055 95,106
Kaufman & Broad SA 1,284 47,325
Kering SA 905 224,848
ΩLa Francaise des Jeux
SAEM 10,889 462,934
Laurent-Perrier 4 437
Lectra 237 6,561
Legrand SA 8,646 972,442
Linedata Services 1 88
LISI SA 299 7,239
L'Oreal SA 8,449 3,157,677
*Lumibird 12 91
LVMH Moet Hennessy Louis
Vuitton SE 8,182 5,416,708
Ω#Maisons du Monde SA 604 2,620
Manitou BF SA 631 11,879
Metropole Television SA 2,171 27,246
Ω*Neoen SA 4,686 200,696
Neurones 225 11,383
Nexans SA 2,024 280,162
*Nexity SA 1,998 30,910
Opmobility 1,215 11,845
Orange SA 142,753 1,564,516
Pernod Ricard SA 1,187 147,230
*Pluxee NV 1,877 39,064
Publicis Groupe SA 8,429 894,228
Quadient SA 1,983 34,618
Renault SA 10,040 456,706

30
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
FRANCE — (Continued)
Rexel SA 17,610 $ 481,397
Robertet SA 42 42,451
Rubis SCA 8,115 198,049
Safran SA 8,481 1,913,291
Sanofi SA 18,649 1,966,111
Sartorius Stedim Biotech 364 72,436
Schneider Electric SE 7,762 1,998,834
SCOR SE 7,212 154,636
SEB SA 1,003 104,970
SES SA 33,706 134,222
Ω#*SMCP SA 1,727 5,156
Societe BIC SA 2,141 155,965
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 4 469
Societe Generale SA 18,994 544,079
*SOITEC 34 2,674
Sopra Steria Group 1,244 237,426
SPIE SA 10,453 376,535
Stef SA 89 13,276
Sword Group 366 14,185
*Synergie SE 20 662
Technip Energies NV 12,988 322,053
Teleperformance SE 1,493 157,062
Television Francaise 1 SA 4,819 39,735
TFF Group 548 17,729
Thales SA 3,616 581,592
Thermador Groupe 664 51,470
Trigano SA 427 57,946
Valeo SE 1,510 14,584
*Vallourec SACA 11,971 195,594
Vetoquinol SA 121 10,496
Vinci SA 12,393 1,381,769
Virbac SACA 151 56,967
*Viridien 781 32,495
Vivendi SE 43,097 458,243
#*Voltalia SA, Registered 3,098 28,555
#VusionGroup 157 24,612
Wavestone 478 25,298
TOTAL FRANCE 42,104,453
GERMANY — (7.0%)
7C Solarparken AG 1,245 2,701
Adesso SE 194 14,132
adidas AG 5,191 1,236,449
All for One Group SE 4 221
Allgeier SE 12 184
Allianz SE, Registered 5,298 1,664,558
AlzChem Group AG 687 38,933
Amadeus Fire AG 614 52,327
Atoss Software SE 593 78,027
ΩAumann AG 105 1,142
Aurubis AG 2,680 209,923
Ω*Auto1 Group SE 832 8,486
Bayerische Motoren Werke AG 9,097 714,241
*BayWa AG 4 100
Bechtle AG 7,354 250,373
Beiersdorf AG 2,120 285,395
#Bijou Brigitte AG 18 684
Shares Value †
GERMANY — (Continued)
Bilfinger SE 1,992 $ 95,371
*Borussia Dortmund GmbH &
Co. KGaA 3,317 12,280
Brenntag SE 10,480 680,834
CANCOM SE 2,635 70,258
Carl Zeiss Meditec AG 130 8,129
*CECONOMY AG 12,926 41,538
CENIT AG 4 41
Cewe Stiftung & Co KGaA 448 48,053
Commerzbank AG 32,014 567,564
Continental AG 4,753 295,466
Ω*Covestro AG 9,196 581,046
CTS Eventim AG & Co. KGaA 4,256 445,648
Daimler Truck Holding AG 31,900 1,316,367
Ω*Delivery Hero SE 3,450 145,737
Dermapharm Holding SE 679 22,999
Deutsche Boerse AG 7,207 1,672,043
Deutsche Post AG 17,541 703,270
Deutsche Telekom AG 52,379 1,581,987
Deutsche Wohnen SE 1,183 30,053
Deutz AG 8,169 36,184
*Dr. Hoenle AG 8 81
Draegerwerk AG & Co. KGaA 4 180
Duerr AG 4,090 94,667
ΩDWS Group GmbH & Co.
KGaA 3,602 153,917
E.ON SE 124,510 1,678,183
Eckert & Ziegler SE 869 37,001
Elmos Semiconductor SE 305 18,179
ElringKlinger AG 283 1,260
*Encavis AG 8,776 165,781
Energiekontor AG 398 21,172
Evonik Industries AG 12,017 263,925
*Evotec SE 330 2,540
Fabasoft AG 12 195
Fielmann Group AG 1,276 63,931
flatexDEGIRO AG 5,696 83,482
*Fraport AG Frankfurt Airport
Services Worldwide 2,081 112,284
Freenet AG 10,426 309,007
Fresenius Medical Care AG 6,132 239,060
*Fresenius SE & Co. KGaA 6,254 227,589
FUCHS SE 3,656 130,783
GEA Group AG 14,085 692,392
#Gesco SE 36 547
GFT Technologies SE 1,592 34,999
*Grand City Properties SA 4,543 59,974
H&R GmbH & Co. KGaA 20 80
Hamburger Hafen und Logistik
AG 650 11,361
Hannover Rueck SE 2,614 685,348
Hawesko Holding SE 4 103
Hella GmbH & Co. KGaA 797 75,105
#*HelloFresh SE 4,583 50,377
Henkel AG & Co. KGaA 2,950 229,631
Hensoldt AG 4,431 150,280
*Highlight Communications AG 40 43
HOCHTIEF AG 1,350 164,736

31
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
GERMANY — (Continued)
Hornbach Holding AG & Co.
KGaA 726 $ 63,370
HUGO BOSS AG 790 36,090
Indus Holding AG 1,841 40,873
Infineon Technologies AG 33,751 1,063,524
ΩInstone Real Estate Group
SE 3,629 32,307
IVU Traffic Technologies AG 20 281
Jenoptik AG 4,309 100,578
ΩJOST Werke SE 736 34,598
K+S AG, Registered 1,064 12,874
KION Group AG 4,833 187,001
Kloeckner & Co. SE 1,818 9,276
Knaus Tabbert AG 329 8,054
Knorr-Bremse AG 5,919 485,801
#*Koenig & Bauer AG 28 267
Kontron AG 3,295 55,339
Krones AG 1,261 163,733
KWS Saat SE & Co. KGaA 733 50,452
LANXESS AG 7,908 228,197
Leifheit AG 8 140
*MAX Automation SE 28 169
*Medios AG 2,156 35,297
Mercedes-Benz Group AG 28,336 1,713,493
MLP SE 3,233 20,989
MTU Aero Engines AG 1,717 560,522
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 3,623 1,849,437
#*Nagarro SE 390 37,916
Nemetschek SE 3,929 424,205
Nexus AG 20 1,045
*Nordex SE 9,089 128,770
Norma Group SE 1,116 15,460
*Pentixapharm Holding AG 869 3,349
Pfeiffer Vacuum Technology
AG 108 18,033
ProSiebenSat.1 Media SE 13,059 80,102
Puma SE 6,881 312,110
*QIAGEN NV, ADR 6,435 270,914
Rational AG 538 525,670
Rheinmetall AG 1,099 564,587
#RTL Group SA 2,607 82,786
SAF-Holland SE 1,967 30,366
SAP SE 13,246 3,088,926
SAP SE, Sponsored ADR 412 96,260
Secunet Security Networks AG 66 7,695
Siemens AG, Registered 16,991 3,290,806
*Siemens Energy AG 16,400 668,207
ΩSiemens Healthineers AG 6,100 317,679
Sixt SE 143 11,271
Stabilus SE 1,697 66,969
STRATEC SE 718 27,984
Stroeer SE & Co. KGaA 2,082 123,187
SUSS MicroTec SE 1,271 75,892
Symrise AG 4,336 520,634
*TAG Immobilien AG 13,368 221,612
#Takkt AG 1,655 16,135
Shares Value †
GERMANY — (Continued)
Talanx AG 4,885 $ 376,275
Ω*TeamViewer SE 8,849 127,628
Technotrans SE 8 140
#thyssenkrupp AG 1,881 6,541
United Internet AG 6,996 142,486
Volkswagen AG 869 86,323
*Vonovia SE 1,360 44,531
Vossloh AG 564 27,248
Wacker Chemie AG 332 27,876
Wacker Neuson SE 1,284 19,739
Washtec AG 598 25,514
*Westwing Group SE 20 155
Wuestenrot &
Wuerttembergische AG 2,682 34,766
Ω*Zalando SE 6,584 197,425
TOTAL GERMANY 37,568,816
HONG KONG — (1.0%)
AIA Group, Ltd. 239,800 1,895,414
ASMPT, Ltd. 7,800 85,129
*Bank of East Asia, Ltd. (The) 36,920 45,827
BOC Hong Kong Holdings, Ltd. 57,500 187,860
Bright Smart Securities &
Commodities Group, Ltd. 100,000 28,813
Chow Sang Sang Holdings
International, Ltd. 23,000 18,934
CITIC Telecom International
Holdings, Ltd. 196,000 56,221
CK Asset Holdings, Ltd. 27,500 112,661
Dah Sing Banking Group, Ltd. 25,600 24,104
Dah Sing Financial Holdings,
Ltd. 9,600 31,364
*Far East Consortium
International, Ltd. 2,042 305
Ω*FIT Hon Teng, Ltd. 37,000 12,612
Giordano International, Ltd. 52,000 11,438
Great Eagle Holdings, Ltd. 7,000 10,319
Guoco Group, Ltd. 2,000 18,908
Guotai Junan International
Holdings, Ltd. 76,000 11,242
Hang Lung Group, Ltd. 31,000 40,592
*Hang Lung Properties, Ltd. 85,804 72,180
Hang Seng Bank, Ltd. 13,100 160,245
HKBN, Ltd. 23,000 10,147
*Hong Kong Technology
Venture Co., Ltd. 20,000 3,730
Hysan Development Co., Ltd. 24,000 39,020
IGG, Inc. 60,000 31,797
Ω#Impro Precision Industries,
Ltd. 1,000 293
Johnson Electric Holdings, Ltd. 14,500 21,971
Kerry Logistics Network, Ltd. 20,000 18,754
Kerry Properties, Ltd. 35,500 75,069
Kowloon Development Co.,
Ltd. 6,660 3,367
KRP Development Holdings,
Ltd. 500 42
Luk Fook Holdings
International, Ltd. 17,000 32,581
Man Wah Holdings, Ltd. 120,400 87,345

32
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
HONG KONG — (Continued)
MGM China Holdings, Ltd. 41,200 $ 53,419
*NagaCorp., Ltd. 46,000 18,875
#New World Development
Co., Ltd. 105,000 105,616
PAX Global Technology, Ltd. 35,000 23,230
PCCW, Ltd. 138,000 75,795
Perfect Medical Health
Management, Ltd. 1,000 332
Power Assets Holdings, Ltd. 29,500 196,366
PRADA SpA 19,000 145,535
#*Realord Group Holdings,
Ltd. 16,000 15,271
#Sa Sa International Holdings,
Ltd. 8,000 700
ΩSamsonite International SA 58,200 136,696
#*Shandong Hi-Speed
Holdings Group, Ltd. 31,000 22,409
*Shun Tak Holdings, Ltd. 4,000 345
Sun Hung Kai Properties, Ltd. 25,000 270,600
Swire Pacific, Ltd., Class A 7,000 58,841
Swire Pacific, Ltd., Class B 22,500 30,330
Swire Properties, Ltd. 16,600 33,822
Techtronic Industries Co., Ltd. 37,500 541,199
#*Television Broadcasts, Ltd. 16,700 6,981
#Theme International
Holdings, Ltd. 420,000 21,069
Town Health International
Medical Group, Ltd. 6,000 192
United Laboratories
International Holdings, Ltd.
(The) 42,000 57,049
#Value Partners Group, Ltd. 67,000 15,599
Vesync Co., Ltd. 28,000 14,262
Viva Goods Company, Ltd. 208,000 16,320
VSTECS Holdings, Ltd. 36,000 20,838
VTech Holdings, Ltd. 6,100 45,351
Wharf Real Estate Investment
Co., Ltd. 49,000 146,854
*Yunfeng Financial Group, Ltd. 4,000 576
TOTAL HONG KONG 5,222,756
IRELAND — (0.5%)
AIB Group PLC 102,939 546,931
Bank of Ireland Group PLC 64,050 588,411
Cairn Homes PLC 44,012 102,013
Dalata Hotel Group PLC 8,349 38,794
FBD Holdings PLC 1,852 25,334
Glanbia PLC 8,169 135,247
Ω*Glenveagh Properties PLC 26,089 45,318
Kerry Group PLC, Class A 2,461 244,467
Kingspan Group PLC 8,136 712,367
TOTAL IRELAND 2,438,882
ISRAEL — (0.5%)
Africa Israel Residences, Ltd. 366 25,526
*Airport City, Ltd. 2,777 42,313
Arad, Ltd. 20 275
Ashdod Refinery, Ltd. 246 3,939
#*Ashtrom Group, Ltd. 2,320 35,536
Aura Investments, Ltd. 3,352 17,034
Shares Value †
ISRAEL — (Continued)
*Azorim-Investment
Development & Construction
Co., Ltd. 4,870 $ 25,698
Bank Leumi Le-Israel BM 23,453 238,799
*Bet Shemesh Engines
Holdings 1997, Ltd. 175 13,842
Bezeq The Israeli
Telecommunication Corp., Ltd. 50,447 64,716
*Big Shopping Centers, Ltd. 228 27,366
Blue Square Real Estate, Ltd. 152 12,190
Camtek, Ltd. 306 24,204
*Clal Insurance Enterprises
Holdings, Ltd. 5,716 109,556
Danel Adir Yeoshua, Ltd. 409 41,000
Delta Galil, Ltd. 336 15,000
*Doral Group Renewable
Energy Resources, Ltd. 9,412 36,079
Elbit Systems, Ltd. 224 51,095
*Electra Consumer Products
1970, Ltd. 555 11,114
#Electra, Ltd. 202 92,082
*Ellomay Capital, Ltd. 8 111
Energix-Renewable Energies,
Ltd. 13,670 47,651
*Enlight Renewable Energy,
Ltd. 2,102 33,431
*Enlight Renewable Energy,
Ltd. 1,256 19,970
FMS Enterprises Migun, Ltd. 4 147
Formula Systems 1985, Ltd. 608 52,041
Formula Systems 1985, Ltd.,
ADR 20 1,674
Fox Wizel, Ltd. 693 50,851
Gav-Yam Lands Corp., Ltd. 24 198
*Gilat Satellite Networks, Ltd. 52 270
*Hagag Group Real Estate
Development 4,906 23,370
Harel Insurance Investments &
Financial Services, Ltd. 4,031 42,014
Hilan, Ltd. 1,102 60,330
ICL Group, Ltd. 7,197 29,724
IDI Insurance Co., Ltd. 673 22,938
Ilex Medical, Ltd. 8 137
Inrom Construction Industries,
Ltd. 10,369 37,142
Israel Canada T.R, Ltd. 6,131 22,977
Israel Discount Bank, Ltd.,
Class A 38,113 224,446
*Israel Land Development Co.,
Ltd. (The) 12 107
Isras Investment Co., Ltd. 59 12,557
Kvutzat Acro, Ltd. 913 12,542
M Yochananof & Sons, Ltd. 226 13,448
Magic Software Enterprises,
Ltd. 2,348 26,321
*Malam - Team, Ltd. 8 140
Matrix IT, Ltd. 2,171 43,578
Max Stock, Ltd. 92 243
Mega Or Holdings, Ltd. 861 24,144

33
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
ISRAEL — (Continued)
Menora Mivtachim Holdings,
Ltd. 1,373 $ 42,721
Meshulam Levinstein
Contracting & Engineering,
Ltd. 4 326
Migdal Insurance & Financial
Holdings, Ltd. 27,665 45,037
Mivne Real Estate KD, Ltd. 17,398 47,577
Mizrahi Tefahot Bank, Ltd. 3,001 124,022
Next Vision Stabilized
Systems, Ltd. 2,701 30,729
#*Nice, Ltd., Sponsored ADR 589 102,309
Oil Refineries, Ltd. 164,287 41,896
One Software Technologies,
Ltd. 3,235 47,822
*Partner Communications Co.,
Ltd. 11,174 47,493
Paz Retail and Energy, Ltd. 899 101,654
Phoenix Financial, Ltd. 3,875 44,904
Plasson Industries, Ltd. 4 152
Prashkovsky Investments and
Construction, Ltd. 16 438
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 696 42,048
Retailors, Ltd. 717 12,912
Sano-Brunos Enterprises, Ltd.,
Class 1 4 327
*Scope Metals Group, Ltd. 16 496
*Shikun & Binui, Ltd. 14,843 39,360
Shufersal, Ltd. 10,124 89,768
Tel Aviv Stock Exchange, Ltd. 3,029 30,404
Telsys, Ltd. 4 194
*Teva Pharmaceutical
Industries, Ltd. 2,353 43,149
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 16,128 297,400
YH Dimri Construction &
Development, Ltd. 386 33,751
TOTAL ISRAEL 2,956,755
ITALY — (2.4%)
A2A SpA 52,939 120,693
ACEA SpA 4,558 86,201
Aeroporto Guglielmo Marconi
Di Bologna SpA 16 129
Amplifon SpA 9,766 272,482
ΩAnima Holding SpA 12,335 74,724
Ariston Holding NV 266 1,116
Arnoldo Mondadori Editore
SpA 7,664 20,302
Ascopiave SpA 4,323 13,282
Avio SpA 324 4,179
Azimut Holding SpA 9,790 241,904
B&C Speakers SpA 8 152
Banca Generali SpA 4,746 209,912
Banca IFIS SpA 2,337 55,868
Banca Mediolanum SpA 14,967 184,912
BasicNet SpA 52 297
BF SpA 191 879
Shares Value †
ITALY — (Continued)
Biesse SpA 156 $ 1,321
BPER Banca SPA 71,140 432,504
Brunello Cucinelli SpA 2,218 218,643
Cairo Communication SpA 128 305
ΩCarel Industries SpA 893 18,323
Cembre SpA 4 166
*CIR SpA-Compagnie
Industriali 35,128 22,081
Credito Emiliano SpA 4,498 48,540
Danieli & C Officine
Meccaniche SpA 2,275 45,890
Datalogic SpA 645 4,152
Davide Campari-Milano NV,
Class M 6,291 42,194
De' Longhi SpA 1,974 61,635
#Digital Value SpA 25 297
Emak SpA 104 110
ΩEnav SpA 6,636 28,054
Enel SpA 109,189 826,229
ERG SpA 2,124 47,594
*Esprinet SpA 2,643 16,298
Ferrari NV, ADR 3,178 1,512,347
Fila SpA 348 3,752
*Fincantieri SpA 6,201 34,441
FinecoBank Banca Fineco SpA 43,361 691,293
*Garofalo Health Care SpA 12 74
Gefran SpA 4 39
Generali 19,370 537,290
#*Geox SpA 152 87
Hera SpA 79,707 304,598
#Illimity Bank SpA 3,531 14,260
IMMSI SpA 164 93
Intercos SpA 1,187 18,995
Interpump Group SpA 1,752 77,680
Intesa Sanpaolo SpA 239,301 1,022,818
Iren SpA 16,024 34,671
Italgas SpA 32,544 198,739
Italmobiliare SpA 672 20,172
Iveco Group NV 17,264 179,404
#*Juventus Football Club SpA 3,637 9,678
Leonardo SpA 13,081 312,004
LU-VE SpA 69 2,034
Maire SpA 16,546 124,754
Mediobanca Banca di Credito
Finanziario SpA 28,416 467,991
MFE-MediaForEurope NV,
Class A 16,799 54,969
MFE-MediaForEurope NV,
Class B 84 387
Moltiply Group SpA 131 4,864
Moncler SpA 10,031 554,743
Ω*Nexi SpA 39,177 246,773
ΩOVS SpA 13,553 41,522
Pharmanutra SpA 379 22,507
Piaggio & C SpA 6,214 14,936
Prysmian SpA 4,344 305,694
Recordati Industria Chimica e
Farmaceutica SpA 3,840 217,199
Reply SpA 1,164 177,296

34
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
ITALY — (Continued)
Rizzoli Corriere Della Sera
Mediagroup SpA 220 $ 190
#*Safilo Group SpA 5,900 6,418
*Saipem SpA 98,052 232,486
Sanlorenzo SpA 648 24,341
Sesa SpA 535 46,408
Snam SpA 39,524 189,572
SOL SpA 1,764 68,177
Stellantis NV 8,683 118,738
#Stellantis NV 36,497 497,089
ΩTechnogym SpA 10,374 111,611
*Telecom Italia SpA 378,983 95,742
Tenaris SA 11,409 187,588
Tenaris SA, Sponsored ADR 2,176 71,547
UniCredit SpA 17,889 790,052
Unipol Gruppo SpA 28,373 352,079
Webuild SpA 27,223 77,137
TOTAL ITALY 13,178,647
JAPAN — (21.1%)
A&D HOLON Holdings Co.,
Ltd. 1,500 21,989
ABC-Mart, Inc. 4,400 86,541
#*Access Co., Ltd. 600 5,050
AD Works Group Co., Ltd. 2,100 2,743
Adastria Co., Ltd. 1,400 32,490
ADEKA Corp. 9,800 179,369
Adtec Plasma Technology
Co., Ltd. 300 2,572
Advan Group Co., Ltd. 200 1,238
Advanced Media, Inc. 300 2,129
Advantest Corp. 20,100 1,207,122
Aeon Co., Ltd. 14,200 348,649
Aeon Delight Co., Ltd. 1,400 39,934
Aeon Hokkaido Corp. 2,100 12,394
Aeon Mall Co., Ltd. 2,700 35,885
Ai Holdings Corp. 800 12,316
Aica Kogyo Co., Ltd. 5,500 119,514
Aichi Financial Group, Inc. 2,100 31,709
Aichi Steel Corp. 900 25,643
Aida Engineering, Ltd. 3,900 20,380
#Ain Holdings, Inc. 1,700 56,438
Air Water, Inc. 9,500 120,399
Airtech Japan, Ltd. 300 2,355
#Airtrip Corp. 900 6,151
Aisan Industry Co., Ltd. 1,700 15,267
Aisin Corp. 2,600 27,353
*Akebono Brake Industry Co.,
Ltd. 3,300 2,621
Akita Bank, Ltd. (The) 1,500 20,630
Alconix Corp. 2,600 23,487
Alfresa Holdings Corp. 11,400 165,509
Alpen Co., Ltd. 1,400 18,814
Alps Alpine Co., Ltd. 9,500 94,860
Altech Corp. 1,100 20,083
Amada Co., Ltd. 22,400 223,081
Amano Corp. 3,900 113,678
Amiyaki Tei Co., Ltd. 100 1,097
#Amvis Holdings, Inc. 2,200 28,712
Shares Value †
JAPAN — (Continued)
Anest Iwata Corp. 1,100 $ 10,225
#*AnGes, Inc. 10,300 3,381
Anicom Holdings, Inc. 7,400 32,840
Anritsu Corp. 3,100 23,638
Anycolor, Inc. 400 5,711
Aoyama Trading Co., Ltd. 2,300 19,886
Aoyama Zaisan Networks Co.,
Ltd. 1,700 14,955
#Aozora Bank, Ltd. 5,900 102,352
Arata Corp. 2,300 52,017
ARCLANDS Corp. 2,487 27,299
Arcs Co., Ltd. 1,500 24,983
ARE Holdings, Inc. 3,600 44,313
Argo Graphics, Inc. 1,000 34,728
Artience Co., Ltd. 2,800 67,829
As One Corp. 5,600 105,677
Asahi Co., Ltd. 600 6,027
Asahi Diamond Industrial Co.,
Ltd. 1,400 7,858
Asahi Group Holdings, Ltd. 32,700 394,890
Asahi Kasei Corp. 53,000 368,643
Asahi Kogyosha Co., Ltd. 200 1,686
ASAHI YUKIZAI Corp. 1,400 37,912
Asanuma Corp. 3,000 13,077
Asics Corp. 29,000 516,698
ASKA Pharmaceutical
Holdings Co., Ltd. 300 4,286
ASKUL Corp. 5,700 72,146
Astellas Pharma, Inc. 19,500 229,852
#Astena Holdings Co., Ltd. 1,300 4,361
Atrae, Inc. 600 3,084
#Aucnet, Inc. 900 14,127
Autobacs Seven Co., Ltd. 7,000 65,209
Avant Group Corp. 2,700 38,269
Axial Retailing, Inc. 3,600 21,081
#Axxzia, Inc. 300 1,107
Azbil Corp. 34,400 271,225
AZ-COM MARUWA Holdings,
Inc. 4,100 27,966
Bandai Namco Holdings, Inc. 18,400 389,199
Bando Chemical Industries,
Ltd. 1,400 16,746
Bank of the Ryukyus, Ltd. 2,000 13,169
Base Co., Ltd. 300 5,861
BayCurrent, Inc. 10,400 339,600
Beauty Garage, Inc. 200 1,926
#Beenos, Inc. 2,200 40,382
Belc Co., Ltd. 600 25,721
Bell System24 Holdings, Inc. 4,300 37,460
Belluna Co., Ltd. 4,300 20,156
Bic Camera, Inc. 6,400 71,741
BIPROGY, Inc. 5,700 181,412
B-Lot Co., Ltd., Class B 200 1,514
Bookoff Group Holdings, Ltd. 700 6,769
Br. Holdings Corp. 200 454
#BrainPad, Inc. 1,600 8,603
Brother Industries, Ltd. 7,600 150,229
Bunka Shutter Co., Ltd. 6,600 80,418
Bushiroad, Inc. 1,800 4,053

35
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
C. Uyemura & Co., Ltd. 700 $ 49,493
Canon Electronics, Inc. 900 14,346
Canon Marketing Japan, Inc. 2,600 78,755
Canon, Inc. 3,300 108,408
Canon, Inc., Sponsored ADR 5,500 177,045
Capcom Co., Ltd. 13,700 275,394
Careerlink Co., Ltd. 800 13,167
Carenet, Inc. 500 2,216
Carlit Co., Ltd. 2,000 16,885
Carta Holdings, Inc. 100 948
Casio Computer Co., Ltd. 5,100 37,365
Cawachi, Ltd. 1,000 16,609
Celsys, Inc. 1,400 11,185
Central Automotive Products,
Ltd. 400 12,132
Central Japan Railway Co. 8,800 184,175
Ceres, Inc. 600 6,306
#Change Holdings, Inc. 7,200 57,572
Charm Care Corp. KK 1,500 12,358
#Chikaranomoto Holdings Co.,
Ltd. 400 2,865
Chori Co., Ltd. 800 21,664
Chubu Shiryo Co., Ltd. 100 922
Chugai Pharmaceutical Co.,
Ltd. 19,300 929,998
Chugoku Marine Paints, Ltd. 5,300 76,999
Citizen Watch Co., Ltd. 8,900 53,578
CKD Corp. 3,100 53,951
Coca-Cola Bottlers Japan
Holdings, Inc. 4,600 59,129
#Colowide Co., Ltd. 1,600 17,767
Computer Engineering &
Consulting, Ltd. 1,200 14,267
COMSYS Holdings Corp. 7,600 160,357
Comture Corp. 1,400 21,461
Cosel Co., Ltd. 2,700 21,908
Cosmos Initia Co., Ltd. 100 490
Cosmos Pharmaceutical Corp. 3,200 152,978
#*Cover Corp. 2,500 31,479
CRE, Inc. 3,000 23,909
Create Restaurants Holdings,
Inc. 3,700 29,561
Create SD Holdings Co., Ltd. 2,500 49,319
Creek & River Co., Ltd. 900 9,524
Cresco, Ltd. 1,600 12,993
CrowdWorks, Inc. 400 3,503
CTI Engineering Co., Ltd. 700 20,932
Curves Holdings Co., Ltd. 4,500 24,047
CyberAgent, Inc. 27,400 181,048
Cybozu, Inc. 1,800 24,981
Dai Nippon Printing Co., Ltd. 2,000 35,057
Dai Nippon Toryo Co., Ltd. 600 4,041
Dai-Dan Co., Ltd. 3,900 77,706
Daido Steel Co., Ltd. 7,900 61,769
Daidoh, Ltd. 800 4,438
Daifuku Co., Ltd. 14,800 284,778
#Daihatsu Diesel
Manufacturing Co., Ltd. 1,300 11,368
Daihen Corp. 1,200 50,891
Shares Value †
JAPAN — (Continued)
#Daiho Corp. 200 $ 4,595
Daiichi Jitsugyo Co., Ltd. 1,400 22,205
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 100 518
Dai-ichi Life Holdings, Inc. 20,800 527,630
Daiichi Sankyo Co., Ltd. 28,700 938,485
Daiki Aluminium Industry Co.,
Ltd. 3,100 22,651
Daikin Industries, Ltd. 4,400 538,717
#Daikoku Denki Co., Ltd. 200 4,425
Daikokutenbussan Co., Ltd. 600 41,556
Daikyonishikawa Corp. 1,800 7,563
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 700 13,552
Daiseki Co., Ltd. 2,100 53,973
Daishinku Corp. 900 3,586
Daisue Construction Co., Ltd. 700 7,656
Daito Pharmaceutical Co., Ltd. 500 7,343
Daito Trust Construction Co.,
Ltd. 2,500 277,039
Daiwa House Industry Co., Ltd. 41,000 1,230,336
Daiwa Securities Group, Inc. 19,400 129,524
Daiwabo Holdings Co., Ltd. 4,800 87,303
DCM Holdings Co., Ltd. 4,400 41,393
Dear Life Co., Ltd. 7,300 40,496
Denso Corp. 15,200 221,227
#Dentsu Group, Inc. 3,500 108,774
Dentsu Soken, Inc. 1,500 53,767
Dexerials Corp. 5,400 84,780
#DIC Corp. 7,800 171,183
Digital Arts, Inc. 700 24,172
Digital Hearts Holdings Co.,
Ltd. 600 3,234
dip Corp. 2,500 44,313
Disco Corp. 1,200 350,330
DKS Co., Ltd. 800 18,040
DMG Mori Co., Ltd. 13,700 266,265
Doutor Nichires Holdings Co.,
Ltd. 1,100 16,169
Dowa Holdings Co., Ltd. 4,600 158,633
#*Drecom Co., Ltd. 400 2,313
DTS Corp. 2,700 70,458
DyDo Group Holdings, Inc. 1,800 36,160
Eagle Industry Co., Ltd. 1,100 14,724
#Earth Corp. 1,600 54,830
East Japan Railway Co. 7,500 151,157
EAT&HOLDINGS Co., Ltd. 100 1,423
Ebara Corp. 26,800 413,546
Ebara Jitsugyo Co., Ltd. 400 10,806
Ebase Co., Ltd. 200 852
EDION Corp. 5,400 62,570
eGuarantee, Inc. 3,400 33,950
Eiken Chemical Co., Ltd. 1,600 26,039
Eisai Co., Ltd. 4,100 139,372
#Elan Corp. 800 4,590
Elecom Co., Ltd. 2,300 21,849
Elematec Corp. 1,100 17,295
EM Systems Co., Ltd. 600 2,111

36
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
en Japan, Inc. 3,700 $ 59,341
Endo Lighting Corp. 500 4,247
Envipro Holdings, Inc. 1,000 3,414
*eRex Co., Ltd. 2,700 11,167
ES-Con Japan, Ltd. 7,300 47,397
Eslead Corp. 400 11,988
ESPEC Corp. 500 8,836
Exedy Corp. 1,100 30,510
EXEO Group, Inc. 24,000 247,129
Ezaki Glico Co., Ltd. 3,800 112,185
FANUC Corp. 10,200 275,683
#Fast Retailing Co., Ltd. 4,300 1,397,906
Feed One Co., Ltd. 200 1,117
Ferrotec Holdings Corp. 4,700 80,038
#FFRI Security, Inc. 200 2,697
FIDEA Holdings Co., Ltd. 1,000 9,309
Financial Partners Group Co.,
Ltd. 4,700 73,281
First Bank of Toyama, Ltd.
(The) 3,000 22,058
Fixstars Corp. 1,300 12,418
Food & Life Cos., Ltd. 4,200 83,793
Forum Engineering, Inc. 200 1,155
Foster Electric Co., Ltd. 1,000 11,456
FP Corp. 4,000 70,061
*Fronteo, Inc. 1,800 7,480
Fudo Tetra Corp. 500 6,982
Fuji Co., Ltd. 1,100 14,761
Fuji Corp. 3,600 53,873
Fuji Electric Co., Ltd. 4,000 208,764
#Fuji Oil Co., Ltd. 2,700 5,973
Fuji Pharma Co., Ltd. 500 4,323
Fuji Seal International, Inc. 4,000 68,590
#Fuji Soft, Inc. 2,200 135,040
FUJIFILM Holdings Corp. 9,500 229,447
Fujikura Composites, Inc. 1,000 7,976
Fujikura, Ltd. 15,100 568,214
Fujitsu General, Ltd. 200 2,516
Fujitsu, Ltd. 20,600 400,708
Fujiya Co., Ltd. 400 6,985
Fukuda Corp. 400 15,099
Fukuda Denshi Co., Ltd. 1,000 50,615
Fukui Computer Holdings, Inc. 800 14,201
Fukushima Galilei Co., Ltd. 300 10,911
FULLCAST Holdings Co., Ltd. 2,800 28,547
Fumakilla, Ltd. 600 4,195
#Funai Soken Holdings, Inc. 4,800 76,951
Furukawa Co., Ltd. 2,700 29,601
Furukawa Electric Co., Ltd. 3,600 90,730
Furuno Electric Co., Ltd. 1,200 19,695
Furyu Corp. 1,800 13,081
Fuso Chemical Co., Ltd. 1,300 32,217
Futaba Industrial Co., Ltd. 2,200 9,547
Future Corp. 4,200 54,097
G-7 Holdings, Inc. 1,400 13,207
#*GA Technologies Co., Ltd. 2,100 15,303
Gakken Holdings Co., Ltd. 1,200 7,854
Shares Value †
JAPAN — (Continued)
Genki Global Dining Concepts
Corp. 700 $ 18,359
Genky DrugStores Co., Ltd. 1,800 36,750
Geo Holdings Corp. 2,000 20,207
Gift Holdings, Inc. 300 6,391
#*giftee, Inc. 1,400 8,649
Gig Works, Inc. 200 421
Giken, Ltd. 700 8,093
GLOBERIDE, Inc. 1,100 14,371
Glory, Ltd. 2,500 41,014
GMO Financial Gate, Inc. 200 10,176
#GMO Financial Holdings, Inc. 3,500 14,728
GMO Payment Gateway, Inc. 2,700 163,551
*GNI Group, Ltd. 1,800 36,514
Goldwin, Inc. 1,901 99,315
Greens Co., Ltd. 300 3,039
gremz, Inc. 200 3,444
GS Yuasa Corp. 4,100 73,737
#GSI Creos Corp. 1,100 14,616
G-Tekt Corp. 1,300 13,501
#Gumi, Inc. 4,200 8,740
Gunma Bank, Ltd. (The) 15,000 85,544
H.U. Group Holdings, Inc. 3,500 60,453
H2O Retailing Corp. 4,100 55,501
Hachijuni Bank, Ltd. (The) 6,600 36,691
Hagihara Industries, Inc. 900 8,685
Hagiwara Electric Holdings
Co., Ltd. 1,100 24,553
Hakuhodo DY Holdings, Inc. 16,783 134,033
Halows Co., Ltd. 400 11,226
Hamamatsu Photonics KK 7,000 93,632
Hamee Corp. 100 680
Hankyu Hanshin Holdings, Inc. 4,700 128,295
Hanwa Co., Ltd. 1,900 63,739
Happinet Corp. 2,700 72,674
Hard Off Corp. Co., Ltd. 100 1,267
Haseko Corp. 17,800 216,475
Hazama Ando Corp. 9,800 72,700
Heiwa Corp. 1,500 20,542
Heiwa Real Estate Co., Ltd. 1,100 30,438
Heiwado Co., Ltd. 2,900 42,017
#*Hennge K.K. 500 3,667
#Hioki EE Corp. 900 48,804
Hirano Tecseed Co., Ltd. 700 7,730
Hirata Corp. 1,000 32,496
Hirose Electric Co., Ltd. 700 84,533
HIS Co., Ltd. 8,300 95,464
Hitachi Construction Machinery
Co., Ltd. 8,500 187,215
Hitachi, Ltd. 97,600 2,514,245
Hochiki Corp. 800 11,223
Hodogaya Chemical Co., Ltd. 500 14,394
Hogy Medical Co., Ltd. 1,000 29,969
Hokkaido Gas Co., Ltd. 6,000 23,161
#Hokko Chemical Industry
Co., Ltd. 1,800 15,137
#Hokuetsu Corp. 4,800 48,276
Hokuetsu Industries Co., Ltd. 1,900 23,662

37
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Honda Motor Co., Ltd. 45,900 $ 469,321
Honda Motor Co., Ltd.,
Sponsored ADR 8,900 269,759
#H-One Co., Ltd. 900 5,536
#Honeys Holdings Co., Ltd. 900 9,973
Horiba, Ltd. 2,500 157,197
Hoshizaki Corp. 4,600 153,046
Hosokawa Micron Corp. 600 15,874
Hotland Co., Ltd. 700 10,730
House Foods Group, Inc. 1,700 33,191
Hulic Co., Ltd. 21,300 198,702
Hurxley Corp. 300 1,422
Ichigo, Inc. 6,200 16,444
Idec Corp. 800 13,041
IDOM, Inc. 8,400 58,730
IHI Corp. 6,500 352,257
Iida Group Holdings Co., Ltd. 8,500 124,019
I'll, Inc. 100 2,068
IMAGICA GROUP, Inc. 900 3,191
Inaba Denki Sangyo Co., Ltd. 2,300 58,223
Inaba Seisakusho Co., Ltd. 300 3,510
#Inageya Co., Ltd. 600 4,542
I-NE Co., Ltd. 300 4,205
Infomart Corp. 21,200 50,799
INFRONEER Holdings, Inc. 8,700 65,710
Insource Co., Ltd. 4,000 25,498
Intage Holdings, Inc. 800 8,424
Integrated Design &
Engineering Holdings Co., Ltd. 1,200 34,387
Intelligent Wave, Inc. 600 3,510
Inter Action Corp. 100 703
Internet Initiative Japan, Inc. 6,000 115,884
Inui Global Logistics Co., Ltd. 600 4,423
IPS, Inc. 200 3,184
*I'rom Group Co., Ltd. 300 5,477
#Iseki & Co., Ltd. 1,100 7,135
Isetan Mitsukoshi Holdings,
Ltd. 3,300 50,293
Ishihara Sangyo Kaisha, Ltd. 800 7,768
#*Istyle, Inc. 8,500 24,553
Isuzu Motors, Ltd. 42,800 560,973
Itfor, Inc. 1,400 12,564
ITmedia, Inc. 400 4,194
Ito En, Ltd. 9,001 197,836
Itochu Enex Co., Ltd. 7,400 77,971
Itochu-Shokuhin Co., Ltd. 500 22,616
Itoki Corp. 4,200 40,559
Iwaki Co., Ltd. 300 5,646
Iwatani Corp. 20,300 268,401
Izumi Co., Ltd. 1,100 23,340
J Front Retailing Co., Ltd. 10,500 113,427
J Trust Co., Ltd. 3,700 11,028
JAC Recruitment Co., Ltd. 6,400 30,923
*Jade Group, Inc. 400 4,590
#JANOME Corp. 700 4,200
Japan Airport Terminal Co.,
Ltd. 3,201 118,184
Japan Aviation Electronics
Industry, Ltd. 2,500 47,103
Shares Value †
JAPAN — (Continued)
Japan Business Systems, Inc. 200 $ 1,317
Japan Cash Machine Co., Ltd. 800 4,821
#*Japan Communications, Inc. 9,000 8,449
Japan Electronic Materials
Corp. 500 8,318
Japan Elevator Service
Holdings Co., Ltd. 3,500 67,737
Japan Engine Corp. 200 4,970
#Japan Investment Adviser
Co., Ltd. 2,600 17,820
Japan Lifeline Co., Ltd. 10,500 82,994
Japan Material Co., Ltd. 3,400 41,583
Japan Medical Dynamic
Marketing, Inc. 800 3,282
Japan Post Insurance Co., Ltd. 6,900 114,875
Japan Property Management
Center Co., Ltd. 1,600 11,974
Japan Pulp & Paper Co., Ltd. 200 882
Japan Securities Finance Co.,
Ltd. 6,600 87,350
Japan Steel Works, Ltd. (The) 2,500 86,427
Japan System Techniques
Co., Ltd. 900 10,936
Japan Wool Textile Co., Ltd.
(The) 1,400 11,691
JBCC Holdings, Inc. 800 23,266
JCR Pharmaceuticals Co., Ltd. 3,800 17,188
JCU Corp. 1,900 44,405
JDC Corp. 2,600 8,842
Jeol, Ltd. 4,500 171,817
JINS Holdings, Inc. 900 36,809
JINUSHI Co., Ltd. 2,100 29,186
JM Holdings Co., Ltd. 1,100 21,556
J-Oil Mills, Inc. 800 10,850
Joshin Denki Co., Ltd. 1,500 25,337
Joyful Honda Co., Ltd. 2,600 35,247
#JP-Holdings, Inc. 2,400 11,423
JSP Corp. 1,200 15,488
JTEKT Corp. 9,900 67,982
Juki Corp. 2,100 5,515
Justsystems Corp. 1,900 42,846
JVCKenwood Corp. 13,500 107,105
Kadokawa Corp. 4,700 103,149
Kaga Electronics Co., Ltd. 3,000 55,086
Kajima Corp. 10,600 184,652
Kakaku.com, Inc. 10,700 165,637
Kamakura Shinsho, Ltd. 200 687
Kamei Corp. 800 10,399
Kamigumi Co., Ltd. 4,100 85,970
Kanaden Corp. 500 4,815
Kanadevia Corp. 15,700 108,841
Kanamoto Co., Ltd. 4,400 80,186
Kandenko Co., Ltd. 10,900 160,611
Kaneka Corp. 1,900 46,987
Kanematsu Corp. 9,000 138,523
Kanro, Inc. 200 3,885
Kansai Paint Co., Ltd. 12,400 203,512
Kanto Denka Kogyo Co., Ltd. 1,900 12,249

38
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
#Kasumigaseki Capital Co.,
Ltd. 400 $ 38,996
Katitas Co., Ltd. 5,500 70,373
Kato Sangyo Co., Ltd. 2,300 62,662
Kato Works Co., Ltd. 900 7,338
KAWADA TECHNOLOGIES,
Inc. 500 7,901
Kawasaki Heavy Industries,
Ltd. 9,100 355,397
KDDI Corp. 37,100 1,163,721
#KeePer Technical Laboratory
Co., Ltd. 1,700 47,208
Keihan Holdings Co., Ltd. 3,400 63,714
Keihanshin Building Co., Ltd. 1,600 15,745
Keikyu Corp. 6,500 50,972
Keio Corp. 2,800 62,866
Kenko Mayonnaise Co., Ltd. 200 2,878
Kewpie Corp. 5,000 118,497
Keyence Corp. 3,400 1,557,538
KH Neochem Co., Ltd. 1,500 20,374
Kikkoman Corp. 14,200 168,964
Kintetsu Group Holdings Co.,
Ltd. 5,801 135,347
Kirin Holdings Co., Ltd. 13,200 194,805
Ki-Star Real Estate Co., Ltd. 800 20,482
Kitz Corp. 6,300 43,965
Kiyo Bank, Ltd. (The) 3,300 39,061
#*KLab, Inc. 3,900 4,660
Koatsu Gas Kogyo Co., Ltd. 2,100 12,615
#Kobayashi Pharmaceutical
Co., Ltd. 1,900 70,873
Kobe Bussan Co., Ltd. 4,900 119,665
Koei Tecmo Holdings Co., Ltd. 4,300 45,279
Kohnan Shoji Co., Ltd. 1,100 26,250
Kohsoku Corp. 100 1,651
Koito Manufacturing Co., Ltd. 11,300 147,848
Kojima Co., Ltd. 2,300 16,096
Kokuyo Co., Ltd. 12,400 200,704
Komatsu, Ltd. 28,300 745,192
KOMEDA Holdings Co., Ltd. 5,100 96,727
#Komehyo Holdings Co., Ltd. 700 17,600
Komeri Co., Ltd. 100 2,173
Konami Group Corp. 3,000 277,499
Konica Minolta, Inc. 20,000 84,635
Konishi Co., Ltd. 6,700 58,324
Konoike Transport Co., Ltd. 1,000 16,484
Konoshima Chemical Co., Ltd. 200 2,386
Kosaido Holdings Co., Ltd. 2,800 9,816
Kose Corp. 2,100 115,750
Kotobuki Spirits Co., Ltd. 7,501 101,934
KPP Group Holdings Co., Ltd. 2,100 9,099
Krosaki Harima Corp. 300 4,849
KRS Corp. 500 6,345
K's Holdings Corp. 7,900 75,694
Kubota Corp. 33,300 430,993
Kumagai Gumi Co., Ltd. 1,500 34,810
Kumiai Chemical Industry Co.,
Ltd. 9,100 48,689
Kura Sushi, Inc. 1,000 26,424
Shares Value †
JAPAN — (Continued)
Kuraray Co., Ltd. 7,200 $ 98,954
Kureha Corp. 2,700 50,056
Kurimoto, Ltd. 300 7,533
Kurita Water Industries, Ltd. 6,100 231,706
Kusuri no Aoki Holdings Co.,
Ltd. 4,400 91,798
KYB Corp. 900 28,479
Kyoei Steel, Ltd. 2,600 29,819
Kyokuto Boeki Kaisha, Ltd. 700 6,866
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 3,000 47,996
Kyokuyo Co., Ltd. 1,300 35,375
Kyorin Pharmaceutical Co.,
Ltd. 2,700 26,889
Kyosan Electric Manufacturing
Co., Ltd. 6,100 21,745
Kyowa Kirin Co., Ltd. 7,200 119,256
Kyudenko Corp. 2,800 101,155
Kyushu Financial Group, Inc. 11,700 53,820
Kyushu Railway Co. 4,300 113,283
#LA Holdings Co., Ltd. 500 15,099
LAC Co., Ltd. 300 1,455
Lacto Japan Co., Ltd. 100 1,811
LAND Co., Ltd. 14,400 662
*Laox Holdings Co., Ltd. 1,500 1,979
Lasertec Corp. 2,500 385,278
Leopalace21 Corp. 21,200 77,521
Life Corp. 2,000 43,657
#Lifedrink Co., Inc. 1,100 12,804
#*LIFENET INSURANCE Co. 3,400 44,753
LIFULL Co., Ltd. 6,500 6,315
LIKE, Inc. 200 1,816
Link And Motivation, Inc. 1,600 5,914
Lintec Corp. 3,800 80,079
Lion Corp. 9,900 109,058
#LITALICO, Inc. 900 6,499
Lixil Corp. 8,800 103,757
Loadstar Capital KK 500 7,707
LY Corp. 51,900 142,897
M3, Inc. 21,800 226,909
Mabuchi Motor Co., Ltd. 4,600 66,316
Macbee Planet, Inc. 600 10,545
Macnica Holdings, Inc. 15,400 179,705
Macromill, Inc. 3,700 19,796
Maeda Kosen Co., Ltd. 1,200 14,031
Maezawa Industries, Inc. 100 796
Makino Milling Machine Co.,
Ltd. 1,800 68,419
Makita Corp. 5,700 189,083
*Management Solutions Co.,
Ltd. 900 11,315
Mandom Corp. 2,200 18,169
Mani, Inc. 4,400 52,933
MarkLines Co., Ltd. 600 10,848
Maruha Nichiro Corp. 3,400 67,029
MARUKA FURUSATO Corp. 1,600 23,203
Maruzen Showa Unyu Co.,
Ltd. 1,200 46,558

39
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Matching Service Japan Co.,
Ltd. 700 $ 4,807
Matsuda Sangyo Co., Ltd. 1,200 25,130
Matsui Securities Co., Ltd. 11,100 60,118
MatsukiyoCocokara & Co. 15,100 207,182
Matsuya Co., Ltd. 800 4,406
Max Co., Ltd. 700 16,314
Maxvalu Tokai Co., Ltd. 400 8,561
Mazda Motor Corp. 19,701 143,239
MCJ Co., Ltd. 2,800 26,506
Mebuki Financial Group, Inc. 28,500 108,125
MEC Co., Ltd. 1,900 45,715
Media Do Co., Ltd. 100 883
Medical Data Vision Co., Ltd. 1,100 3,755
Medical System Network Co.,
Ltd. 1,800 5,058
Medipal Holdings Corp. 21,500 342,349
#*Medley, Inc. 900 22,275
MedPeer, Inc. 1,000 3,644
Megachips Corp. 1,600 57,981
Megmilk Snow Brand Co., Ltd. 5,000 86,690
Meidensha Corp. 5,400 144,461
MEIJI Holdings Co., Ltd. 5,700 132,841
MEITEC Group Holdings, Inc. 2,000 38,582
Meiwa Corp. 3,000 12,723
Meiwa Estate Co., Ltd. 300 1,932
Melco Holdings, Inc. 100 1,610
Menicon Co., Ltd. 3,300 36,721
*Mercari, Inc. 12,574 178,261
METAWATER Co., Ltd. 800 9,333
Micronics Japan Co., Ltd. 1,400 36,166
Mie Kotsu Group Holdings, Inc. 1,400 4,660
Milbon Co., Ltd. 2,000 42,409
MIMAKI ENGINEERING Co.,
Ltd. 2,400 21,617
MINEBEA MITSUMI, Inc. 9,100 164,406
MIRAIT ONE Corp. 4,100 58,892
Mirarth Holdings, Inc. 14,300 46,376
Miroku Jyoho Service Co., Ltd. 1,100 13,237
MISUMI Group, Inc. 9,700 160,791
Mitani Corp. 100 1,236
Mitsuba Corp. 1,400 8,116
Mitsubishi Chemical Group
Corp. 47,800 260,707
Mitsubishi Electric Corp. 34,700 543,878
Mitsubishi Estate Co., Ltd. 17,200 258,409
Mitsubishi Gas Chemical Co.,
Inc. 10,300 181,860
Mitsubishi Heavy Industries,
Ltd. 60,900 876,768
Mitsubishi Logisnext Co., Ltd. 3,500 26,631
Mitsubishi Logistics Corp. 23,000 155,523
Mitsubishi Motors Corp. 54,401 164,283
Mitsubishi Paper Mills, Ltd. 300 965
Mitsubishi Research Institute,
Inc. 100 2,784
Mitsubishi Shokuhin Co., Ltd. 1,400 44,897
Mitsubishi Steel Manufacturing
Co., Ltd. 300 2,582
Shares Value †
JAPAN — (Continued)
Mitsubishi UFJ Financial
Group, Inc. 147,500 $ 1,576,916
Mitsuboshi Belting, Ltd. 500 12,916
Mitsui Chemicals, Inc. 5,700 131,756
#Mitsui E&S Co., Ltd. 20,200 150,248
Mitsui Fudosan Co., Ltd. 39,800 346,462
Mitsui Mining & Smelting Co.,
Ltd. 2,600 84,166
Mitsui-Soko Holdings Co., Ltd. 2,000 93,222
Mitsuuroko Group Holdings
Co., Ltd. 5,000 57,049
Miura Co., Ltd. 4,500 106,854
Miyaji Engineering Group, Inc. 600 7,933
Mizuho Financial Group, Inc. 22,200 468,120
Mizuho Medy Co., Ltd. 600 6,550
Mizuno Corp. 1,000 53,701
Mochida Pharmaceutical Co.,
Ltd. 1,400 32,260
Modec, Inc. 2,100 46,598
Monex Group, Inc. 10,000 47,924
MonotaRO Co., Ltd. 12,900 196,263
Morinaga & Co., Ltd. 2,800 52,452
Morinaga Milk Industry Co.,
Ltd. 2,900 67,452
Moriroku Holdings Co., Ltd. 600 9,288
Morita Holdings Corp. 3,100 41,720
Morito Co., Ltd. 500 4,704
MOS Food Services, Inc. 1,500 35,450
MrMax Holdings, Ltd. 100 442
MS&AD Insurance Group
Holdings, Inc. 24,700 557,645
Mugen Estate Co., Ltd. 1,700 17,578
m-up Holdings, Inc. 2,500 21,927
Nabtesco Corp. 6,400 104,976
Nachi-Fujikoshi Corp. 600 12,703
Nafco Co., Ltd. 600 8,134
#Nagano Keiki Co., Ltd. 500 8,157
Nagase & Co., Ltd. 9,000 188,479
Nagoya Railroad Co., Ltd. 11,001 122,125
Nakabayashi Co., Ltd. 100 340
Nakanishi, Inc. 1,300 22,317
#Namura Shipbuilding Co.,
Ltd. 5,800 61,608
Nankai Electric Railway Co.,
Ltd. 1,800 28,402
NEC Corp. 6,600 573,451
NEC Networks & System
Integration Corp. 5,200 110,947
NET One Systems Co., Ltd. 6,100 148,771
*Net Protections Holdings, Inc. 1,500 3,594
Nexon Co., Ltd. 9,001 158,334
#Nextage Co., Ltd. 2,800 27,205
NHK Spring Co., Ltd. 15,000 186,509
Nichias Corp. 2,400 87,145
Nichiden Corp. 600 12,427
NIDEC Corp. 6,400 129,239
Nifco, Inc. 7,700 181,575
#Nihon Chouzai Co., Ltd. 100 919

40
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Nihon House Holdings Co.,
Ltd. 600 $ 1,268
Nihon Kohden Corp. 1,300 19,535
Nihon M&A Center Holdings,
Inc. 26,200 114,810
Nikkiso Co., Ltd. 6,000 40,847
Nikko Co., Ltd. 200 913
Nikkon Holdings Co., Ltd. 4,800 61,747
Nikon Corp. 10,300 129,050
Nintendo Co., Ltd. 41,800 2,235,096
Nippn Corp. 1,600 23,129
Nippon Carbide Industries Co.,
Inc. 700 7,601
Nippon Chemical Industrial
Co., Ltd. 200 3,571
Nippon Densetsu Kogyo Co.,
Ltd. 100 1,232
NIPPON EXPRESS
HOLDINGS, Inc. 5,500 271,994
Nippon Gas Co., Ltd. 12,900 176,997
Nippon Kayaku Co., Ltd. 13,900 110,780
Nippon Light Metal Holdings
Co., Ltd. 7,800 84,234
Nippon Paint Holdings Co.,
Ltd. 42,300 326,015
Nippon Parking Development
Co., Ltd. 6,200 9,199
Nippon Road Co., Ltd. (The) 1,100 11,821
Nippon Shinyaku Co., Ltd. 4,600 124,086
Nippon Shokubai Co., Ltd. 4,600 51,957
Nippon Signal Co., Ltd. 2,400 14,747
Nippon Soda Co., Ltd. 2,600 43,577
Nippon Telegraph &
Telephone Corp. 529,600 513,520
Nippon Thompson Co., Ltd. 2,600 8,210
Nishimatsu Construction Co.,
Ltd. 1,900 64,125
Nishimatsuya Chain Co., Ltd. 3,100 45,973
Nishimoto Co., Ltd. 500 4,366
Nishi-Nippon Railroad Co., Ltd. 1,600 23,166
Nishio Holdings Co., Ltd. 1,500 36,878
Nissan Chemical Corp. 7,601 259,679
#Nissan Motor Co., Ltd. 20,200 54,530
Nissei ASB Machine Co., Ltd. 700 21,461
Nisshin Oillio Group, Ltd. (The) 1,200 40,965
Nisshin Seifun Group, Inc. 8,100 94,972
Nisshinbo Holdings, Inc. 3,800 24,320
Nissin Corp. 1,400 39,521
Nisso Holdings Co., Ltd. 1,800 9,796
Nissui Corp. 16,100 98,592
Nitori Holdings Co., Ltd. 1,200 151,649
Nitta Gelatin, Inc. 700 4,237
Nitto Denko Corp. 43,400 728,960
Nitto Kogyo Corp. 1,900 36,946
Nitto Seiko Co., Ltd. 1,000 3,860
Nittoc Construction Co., Ltd. 700 4,692
Nittoku Co., Ltd. 600 6,696
Noevir Holdings Co., Ltd. 1,000 33,744
Nojima Corp. 3,700 52,224
Shares Value †
JAPAN — (Continued)
Nomura Holdings, Inc. 17,400 $ 91,292
Nomura Holdings, Inc.,
Sponsored ADR 35,200 182,336
#Nomura Micro Science Co.,
Ltd. 1,700 24,129
Nomura Real Estate Holdings,
Inc. 6,500 162,409
Nomura Research Institute,
Ltd. 24,700 744,608
Noritake Co., Ltd. 900 22,925
Noritz Corp. 3,000 34,998
#NPC, Inc. 1,000 5,948
NPR-RIKEN Corp. 1,400 21,773
NS Solutions Corp. 3,000 76,219
NSD Co., Ltd. 3,000 65,229
NSK, Ltd. 19,200 88,409
NTN Corp. 21,900 36,662
NTT Data Group Corp. 15,600 250,296
Oat Agrio Co., Ltd. 400 4,855
Obara Group, Inc. 800 22,242
Obayashi Corp. 16,800 208,504
OBIC Business Consultants
Co., Ltd. 300 13,432
Obic Co., Ltd. 11,000 360,420
Odakyu Electric Railway Co.,
Ltd. 10,401 109,558
#Oenon Holdings, Inc. 2,200 5,835
#Ohba Co., Ltd. 300 1,995
Oiles Corp. 800 10,509
#*Oisix ra daichi, Inc. 3,900 32,439
Okabe Co., Ltd. 400 2,043
Okamoto Industries, Inc. 600 20,876
Okamura Corp. 1,100 13,930
Oki Electric Industry Co., Ltd. 4,300 28,511
Okinawa Cellular Telephone
Co. 2,300 65,455
OKUMA Corp. 3,700 75,907
Okumura Corp. 1,500 42,393
Okura Industrial Co., Ltd. 500 8,912
Olympus Corp. 17,100 304,281
Omron Corp. 1,900 76,087
Ono Pharmaceutical Co., Ltd. 19,200 241,063
Onoken Co., Ltd. 2,100 20,721
Onward Holdings Co., Ltd. 10,400 35,708
Open House Group Co., Ltd. 10,500 390,359
Open Up Group, Inc. 4,900 65,269
Optex Group Co., Ltd. 2,200 23,628
Optorun Co., Ltd. 1,300 16,565
Oracle Corp. 1,000 96,406
Organo Corp. 1,900 90,681
Oriental Land Co., Ltd. 13,839 336,606
Oriental Shiraishi Corp. 8,400 21,121
Osaka Gas Co., Ltd. 10,800 232,697
Osaka Organic Chemical
Industry, Ltd. 1,000 19,485
Osaki Electric Co., Ltd. 1,300 6,793
Otsuka Corp. 9,800 221,059
Otsuka Holdings Co., Ltd. 2,600 158,262
Pacific Industrial Co., Ltd. 2,100 19,039

41
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Pack Corp. (The) 2,100 $ 51,630
PAL GROUP Holdings Co.,
Ltd. 2,200 44,195
PALTAC Corp. 2,500 67,848
Pan Pacific International
Holdings Corp. 12,500 314,131
Panasonic Holdings Corp. 27,200 221,064
Paramount Bed Holdings Co.,
Ltd. 2,200 38,201
Park24 Co., Ltd. 3,100 38,891
Pasona Group, Inc. 3,400 45,289
Penta-Ocean Construction
Co., Ltd. 12,500 52,248
*PeptiDream, Inc. 3,100 57,757
Persol Holdings Co., Ltd. 257,500 436,140
#Pharma Foods International
Co., Ltd. 2,300 14,571
#PHC Holdings Corp. 1,600 10,514
Pigeon Corp. 10,700 116,009
PILLAR Corp. 3,200 90,753
Pilot Corp. 2,200 68,704
Plus Alpha Consulting Co., Ltd. 1,900 26,917
Pola Orbis Holdings, Inc. 3,901 38,402
Pole To Win Holdings, Inc. 1,500 4,520
Port, Inc. 200 2,472
Press Kogyo Co., Ltd. 3,400 12,366
Prestige International, Inc. 9,400 42,333
Procrea Holdings, Inc. 1,600 18,539
Proto Corp. 900 8,437
PS Construction Co., Ltd. 230 1,484
QB Net Holdings Co., Ltd. 200 1,330
Qol Holdings Co., Ltd. 5,600 52,425
Quick Co., Ltd. 1,700 22,577
Raccoon Holdings, Inc. 400 1,983
Raito Kogyo Co., Ltd. 3,100 45,485
Raiznext Corp. 400 4,136
#Raksul, Inc. 7,200 61,542
Rakus Co., Ltd. 5,500 74,742
*Rakuten Bank, Ltd. 6,800 139,906
*Rakuten Group, Inc. 24,900 150,830
Rasa Industries, Ltd. 600 10,978
Raysum Co., Ltd. 500 19,334
Recruit Holdings Co., Ltd. 63,700 3,986,556
Relo Group, Inc. 9,800 120,662
Rengo Co., Ltd. 19,500 118,594
#*RENOVA, Inc. 6,900 39,455
Resonac Holdings Corp. 9,500 232,191
Restar Corp. 800 13,923
Retail Partners Co., Ltd. 1,200 10,336
Rheon Automatic Machinery
Co., Ltd. 700 6,585
Ricoh Co., Ltd. 13,700 150,423
Riken Keiki Co., Ltd. 800 22,951
Riken Technos Corp. 1,900 13,072
Riken Vitamin Co., Ltd. 1,500 26,342
Rinnai Corp. 2,200 48,557
Rion Co., Ltd. 400 6,541
Rohto Pharmaceutical Co.,
Ltd. 22,700 513,088
Shares Value †
JAPAN — (Continued)
Roland Corp. 700 $ 18,014
Rorze Corp. 3,900 59,015
RYODEN Corp. 1,500 24,067
Ryohin Keikaku Co., Ltd. 17,100 281,997
Ryoyo Ryosan Holdings, Inc. 644 10,916
S Foods, Inc. 400 7,347
Sac's Bar Holdings, Inc. 600 3,588
Saibu Gas Holdings Co., Ltd. 2,600 30,553
Saizeriya Co., Ltd. 1,900 70,350
Sakai Chemical Industry Co.,
Ltd. 1,100 19,844
Sakai Moving Service Co., Ltd. 500 8,137
Sakata INX Corp. 6,900 70,348
#Sakura Internet, Inc. 400 12,421
Sala Corp. 1,700 9,453
*SAMTY Holdings Co., Ltd. 3,000 64,894
San-A Co., Ltd. 2,000 37,617
San-Ai Obbli Co., Ltd. 4,200 51,754
Sangetsu Corp. 4,200 77,231
*Sanix, Inc. 700 1,245
*Sanken Electric Co., Ltd. 1,000 40,131
Sanki Engineering Co., Ltd. 5,900 93,153
Sanko Gosei, Ltd. 600 2,411
Sankyo Co., Ltd. 16,000 214,174
Sankyo Tateyama, Inc. 900 4,431
Sankyu, Inc. 4,000 140,016
Sanoh Industrial Co., Ltd. 1,600 7,731
Sanrio Co., Ltd. 6,400 175,708
Sansei Technologies, Inc. 800 7,127
Sansha Electric Manufacturing
Co., Ltd. 500 3,322
Santen Pharmaceutical Co.,
Ltd. 25,400 304,983
Sanwa Holdings Corp. 12,100 311,863
Sanyo Chemical Industries,
Ltd. 1,200 32,693
Sanyo Denki Co., Ltd. 800 47,162
Sanyo Trading Co., Ltd. 3,300 31,976
Sapporo Holdings, Ltd. 2,300 110,829
Sato Holdings Corp. 2,300 32,418
#Satori Electric Co., Ltd. 1,000 12,592
Sawai Group Holdings Co.,
Ltd. 4,200 56,496
SBI Global Asset Management
Co., Ltd. 400 1,602
SBI Holdings, Inc. 6,000 133,885
SBI Sumishin Net Bank, Ltd. 2,700 47,965
SBS Holdings, Inc. 1,700 28,057
SCREEN Holdings Co., Ltd. 1,200 79,015
Scroll Corp. 1,500 9,424
SCSK Corp. 6,000 112,930
Secom Co., Ltd. 7,300 261,712
Sega Sammy Holdings, Inc. 10,000 189,759
Seika Corp. 600 15,342
#Seikitokyu Kogyo Co., Ltd. 900 8,809
Seiko Epson Corp. 5,100 94,032
Seiko Group Corp. 900 23,072
Seino Holdings Co., Ltd. 2,600 41,998
Sekisui Chemical Co., Ltd. 11,800 168,101

42
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Sekisui House, Ltd. 20,500 $ 500,102
Sekisui Kasei Co., Ltd. 100 246
Senko Group Holdings Co.,
Ltd. 4,800 45,282
Senshu Electric Co., Ltd. 1,900 63,988
*Senshukai Co., Ltd. 800 1,639
Septeni Holdings Co., Ltd. 4,500 13,235
Seria Co., Ltd. 3,200 66,489
Seven & i Holdings Co., Ltd. 67,800 978,777
Seven Bank, Ltd. 65,500 138,719
SG Holdings Co., Ltd. 16,600 166,736
Sharingtechnology, Inc. 1,000 5,206
Sharp Corp. 8,400 51,710
Shibaura Machine Co., Ltd. 2,200 54,161
Shibaura Mechatronics Corp. 700 49,998
Shibuya Corp. 1,400 34,144
#*SHIFT, Inc. 1,001 102,186
Shiga Bank, Ltd. (The) 1,100 23,903
Shikoku Bank, Ltd. (The) 2,000 12,355
Shima Seiki Manufacturing,
Ltd. 2,700 20,313
Shimadzu Corp. 10,600 316,765
Shimamura Co., Ltd. 2,500 129,411
Shimano, Inc. 800 119,560
Shimizu Corp. 23,000 153,560
Shin Nippon Air Technologies
Co., Ltd. 1,300 28,846
Shinagawa Refractories Co.,
Ltd. 2,800 32,977
Shin-Etsu Chemical Co., Ltd. 41,100 1,552,802
Shin-Etsu Polymer Co., Ltd. 2,600 27,242
Shinko Shoji Co., Ltd. 1,600 10,157
Shinmaywa Industries, Ltd. 11,100 99,395
Shinnihon Corp. 700 7,105
Shinnihonseiyaku Co., Ltd. 600 6,866
Shinwa Co., Ltd. 600 10,596
Shionogi & Co., Ltd. 11,200 160,951
Ship Healthcare Holdings, Inc. 6,600 100,782
Shiseido Co., Ltd. 7,058 155,686
Shizuoka Financial Group, Inc. 6,700 53,992
Shizuoka Gas Co., Ltd. 6,300 42,310
SHO-BOND Holdings Co., Ltd. 3,100 109,530
Shoei Co., Ltd. 2,400 37,136
Shoei Foods Corp. 200 5,797
SIGMAXYZ Holdings, Inc. 4,200 47,673
Siix Corp. 1,300 9,627
Simplex Holdings, Inc. 3,300 54,161
Sinfonia Technology Co., Ltd. 1,800 62,157
Sinko Industries, Ltd. 100 2,902
SKY Perfect JSAT Holdings,
Inc. 10,800 62,606
SMC Corp. 600 260,758
SMS Co., Ltd. 4,800 54,373
Socionext, Inc. 8,400 161,134
Soda Nikka Co., Ltd. 700 5,326
Sodick Co., Ltd. 4,500 22,866
SoftBank Corp. 786,400 995,358
Softcreate Holdings Corp. 1,100 15,728
Software Service, Inc. 200 16,806
Shares Value †
JAPAN — (Continued)
Sohgo Security Services Co.,
Ltd. 19,800 $ 138,304
Soken Chemical & Engineering
Co., Ltd. 700 14,728
Solasto Corp. 2,800 9,007
Sompo Holdings, Inc. 12,800 279,319
Sony Group Corp. 163,000 2,914,364
Sotetsu Holdings, Inc. 2,000 31,479
Sparx Group Co., Ltd. 1,200 10,950
S-Pool, Inc. 5,500 13,215
Square Enix Holdings Co., Ltd. 3,900 152,902
*SRE Holdings Corp. 900 23,043
SRS Holdings Co., Ltd. 700 5,308
Star Mica Holdings Co., Ltd. 1,100 4,658
Star Micronics Co., Ltd. 3,400 44,128
Starts Corp., Inc. 2,800 65,071
Stella Chemifa Corp. 100 2,987
Strike Co., Ltd. 500 12,358
Subaru Corp. 46,100 841,800
Sugi Holdings Co., Ltd. 8,182 139,764
Sumitomo Bakelite Co., Ltd. 3,700 98,545
Sumitomo Chemical Co., Ltd. 83,600 225,074
Sumitomo Electric Industries,
Ltd. 15,100 236,178
Sumitomo Forestry Co., Ltd. 3,600 140,620
Sumitomo Heavy Industries,
Ltd. 6,700 151,572
Sumitomo Metal Mining Co.,
Ltd. 6,000 169,020
Sumitomo Mitsui Construction
Co., Ltd. 11,600 29,623
Sumitomo Mitsui Financial
Group, Inc. 20,800 446,929
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 34,500 440,565
Sumitomo Mitsui Trust
Holdings, Inc. 19,200 425,784
*Sumitomo Pharma Co., Ltd. 13,300 46,101
Sumitomo Realty &
Development Co., Ltd. 10,500 317,085
Sumitomo Seika Chemicals
Co., Ltd. 400 13,366
Sumitomo Warehouse Co.,
Ltd. (The) 1,800 31,657
Sun Frontier Fudousan Co.,
Ltd. 3,000 36,100
*Sun*, Inc. 200 695
Sundrug Co., Ltd. 4,300 106,734
Suntory Beverage & Food, Ltd. 3,000 101,723
Sun-Wa Technos Corp. 900 12,827
Suzuken Co., Ltd. 4,900 161,033
Suzuki Motor Corp. 20,400 206,578
SWCC Corp. 2,500 89,119
Sysmex Corp. 20,700 387,773
Systena Corp. 20,900 50,080
Syuppin Co., Ltd. 2,500 17,463
T Hasegawa Co., Ltd. 2,000 43,788
T&D Holdings, Inc. 12,800 207,430
Tachi-S Co., Ltd., Class S 3,600 41,926

43
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Tadano, Ltd. 8,000 $ 51,558
Taikisha, Ltd. 800 25,656
Taisei Corp. 3,900 165,448
Taiyo Holdings Co., Ltd. 4,500 120,236
Takamatsu Construction
Group Co., Ltd. 1,300 25,322
Takamiya Co., Ltd. 100 291
Takaoka Toko Co., Ltd. 700 9,035
Takara Bio, Inc. 2,000 13,392
Takara Holdings, Inc. 9,700 76,575
Takara Standard Co., Ltd. 3,800 41,611
Takasago International Corp. 600 20,522
Takasago Thermal
Engineering Co., Ltd. 2,500 80,978
Takashima & Co., Ltd. 1,100 8,767
Takashimaya Co., Ltd. 11,400 91,342
Takatori Corp. 200 3,175
Takeda Pharmaceutical Co.,
Ltd. 37,300 1,044,131
Takeuchi Manufacturing Co.,
Ltd. 4,000 126,703
Takuma Co., Ltd. 1,700 17,868
#Tama Home Co., Ltd. 1,600 40,440
#Tanaka Chemical Corp. 900 4,242
Tanseisha Co., Ltd. 2,400 12,825
TASUKI Holdings, Inc. 300 1,381
Tayca Corp. 200 2,164
#Tazmo Co., Ltd. 500 12,178
#TDC Soft, Inc. 3,100 25,337
TechMatrix Corp. 4,300 62,951
TechnoPro Holdings, Inc. 13,100 237,103
Tecnos Japan, Inc. 800 3,393
Teijin, Ltd. 14,500 130,793
Teikoku Electric Manufacturing
Co., Ltd. 600 11,246
Tekken Corp. 900 14,192
Tenma Corp. 400 7,712
Terasaki Electric Co., Ltd. 200 3,129
Terumo Corp. 9,400 181,706
Tess Holdings Co., Ltd. 6,100 11,293
THK Co., Ltd. 6,300 106,086
TIS, Inc. 8,400 210,986
TKC Corp. 1,200 31,275
*TKP Corp. 600 4,873
TOA Corp. 2,400 15,630
TOA ROAD Corp. 1,000 8,318
Toagosei Co., Ltd. 4,600 47,336
*TOBISHIMA HOLDINGS, Inc. 1,500 15,007
Tobu Railway Co., Ltd. 5,801 94,313
Tocalo Co., Ltd. 5,500 64,993
Tochigi Bank, Ltd. (The) 6,700 11,480
Toda Corp. 20,300 123,619
Toei Animation Co., Ltd. 3,100 70,822
Toenec Corp. 2,500 15,641
Toho Co., Ltd. 1,800 68,857
Toho Co., Ltd. 100 1,791
Toho Gas Co., Ltd. 6,900 173,083
Toho Holdings Co., Ltd. 4,900 146,590
#Toho Titanium Co., Ltd. 500 3,368
Shares Value †
JAPAN — (Continued)
*Toho Zinc Co., Ltd. 400 $ 2,568
Tokai Corp. 100 1,434
TOKAI Holdings Corp. 5,500 33,796
Tokai Rika Co., Ltd. 1,200 17,127
Tokai Tokyo Financial
Holdings, Inc. 12,000 37,262
Tokio Marine Holdings, Inc. 46,600 1,703,390
Tokyo Electron Device, Ltd. 3,300 74,850
Tokyo Electron, Ltd. 11,100 1,705,170
Tokyo Energy & Systems, Inc. 600 4,498
Tokyo Gas Co., Ltd. 11,500 284,546
#Tokyo Keiki, Inc. 500 9,897
Tokyo Ohka Kogyo Co., Ltd. 5,300 125,641
Tokyo Seimitsu Co., Ltd. 2,800 156,631
Tokyo Steel Manufacturing
Co., Ltd. 700 6,994
Tokyo Tatemono Co., Ltd. 13,300 220,161
#Tokyotokeiba Co., Ltd. 700 19,186
Tokyu Construction Co., Ltd. 17,500 79,386
Tokyu Corp. 8,900 110,253
Tokyu Fudosan Holdings Corp. 48,900 310,816
Toli Corp. 2,100 5,708
Tomoe Engineering Co., Ltd. 100 2,478
Tomoku Co., Ltd. 400 6,111
Tomy Co., Ltd. 7,900 210,718
Topcon Corp. 10,700 110,284
Topre Corp. 1,900 22,277
Toray Industries, Inc. 43,900 240,992
Torishima Pump
Manufacturing Co., Ltd. 1,400 25,790
Tosei Corp. 5,200 81,964
Toshiba TEC Corp. 2,800 64,428
Totech Corp. 1,700 29,553
Totetsu Kogyo Co., Ltd. 2,700 58,493
TOTO, Ltd. 2,202 62,016
#Towa Corp. 3,000 39,941
Towa Pharmaceutical Co., Ltd. 600 12,408
Toyo Construction Co., Ltd. 3,000 25,859
Toyo Corp. 100 1,042
Toyo Engineering Corp. 2,800 13,768
#Toyo Gosei Co., Ltd. 300 14,279
Toyo Kanetsu KK 400 11,778
Toyo Machinery & Metal Co.,
Ltd. 100 399
Toyo Seikan Group Holdings,
Ltd. 5,100 76,705
Toyo Suisan Kaisha, Ltd. 1,200 71,153
Toyobo Co., Ltd. 8,900 57,025
Toyota Boshoku Corp. 7,000 94,344
Toyota Motor Corp. 227,901 4,013,421
Toyota Tsusho Corp. 28,000 485,830
Transaction Co., Ltd. 800 12,962
Transcosmos, Inc. 1,000 21,927
TRE Holdings Corp. 2,200 26,026
#Treasure Factory Co., Ltd. 600 5,318
Trend Micro, Inc. 6,300 333,808
Trusco Nakayama Corp. 1,900 28,290
Tsubaki Nakashima Co., Ltd. 6,600 30,070
Tsubakimoto Chain Co. 3,600 45,826

44
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
#Tsuburaya Fields Holdings,
Inc. 3,600 $ 48,804
Tsugami Corp. 6,900 64,957
Tsukishima Holdings Co., Ltd. 400 3,632
Tsuruha Holdings, Inc. 2,101 117,791
Tsuzuki Denki Co., Ltd. 700 11,493
UACJ Corp. 2,400 79,724
Uchida Yoko Co., Ltd. 600 25,879
UEX, Ltd. 300 1,908
Ultrafabrics Holdings Co., Ltd. 200 1,090
Ulvac, Inc. 1,100 53,005
U-Next Holdings Co., Ltd. 1,200 38,680
Unicharm Corp. 7,700 248,250
Unipres Corp. 1,300 9,584
United Arrows, Ltd. 3,000 43,053
#United Super Markets
Holdings, Inc. 5,200 28,471
UNITED, Inc. 1,100 5,488
Urbanet Corp Co., Ltd. 200 499
Ushio, Inc. 7,300 101,335
USS Co., Ltd. 19,100 160,875
UT Group Co., Ltd. 5,300 91,195
V Technology Co., Ltd. 200 3,221
Valor Holdings Co., Ltd. 3,100 42,900
Valqua, Ltd. 1,700 36,885
ValueCommerce Co., Ltd. 2,400 17,253
Vector, Inc. 3,900 24,553
Vision, Inc. 3,200 22,247
#*Visional, Inc. 2,800 151,337
Vital KSK Holdings, Inc. 5,300 44,641
VT Holdings Co., Ltd. 5,700 17,587
Wacoal Holdings Corp. 3,500 109,578
Wacom Co., Ltd. 22,700 106,403
Wakita & Co., Ltd. 3,500 36,442
Watahan & Co., Ltd. 1,000 10,622
Welcia Holdings Co., Ltd. 8,000 100,049
Wellnet Corp. 600 3,135
#West Holdings Corp. 2,500 37,436
West Japan Railway Co. 4,600 81,899
WingArc1st, Inc. 2,600 55,815
Workman Co., Ltd. 1,200 30,606
World Co., Ltd. 2,200 27,889
World Holdings Co., Ltd. 500 6,306
Xebio Holdings Co., Ltd. 2,400 18,229
YAC Holdings Co., Ltd. 100 1,450
#Yahagi Construction Co., Ltd. 1,000 9,946
Yakult Honsha Co., Ltd. 5,700 124,160
YAKUODO Holdings Co., Ltd. 1,300 18,136
YAMABIKO Corp. 3,100 51,000
YAMADA Consulting Group
Co., Ltd. 700 9,706
Yamada Holdings Co., Ltd. 19,500 56,096
Yamaha Corp. 11,603 94,759
Yamaha Motor Co., Ltd. 29,000 257,778
#Yamashin-Filter Corp. 1,600 4,937
Yamato Holdings Co., Ltd. 8,800 93,618
#Yamazaki Baking Co., Ltd. 5,400 110,322
Yamazen Corp. 9,000 78,582
Shares Value †
JAPAN — (Continued)
Yaoko Co., Ltd. 1,600 $ 97,318
Yaskawa Electric Corp. 6,400 187,179
Yellow Hat, Ltd. 3,100 50,715
Yokogawa Bridge Holdings
Corp. 3,800 69,901
Yokogawa Electric Corp. 5,300 119,552
Yokorei Co., Ltd. 2,600 15,823
Yokowo Co., Ltd. 800 8,109
Yondenko Corp. 1,300 10,915
Yondoshi Holdings, Inc. 700 8,479
Yonex Co., Ltd. 5,300 66,909
#Yoshinoya Holdings Co., Ltd. 2,600 53,050
Yuasa Trading Co., Ltd. 700 21,438
Yurtec Corp. 4,500 43,929
Zacros Corp. 1,600 45,534
Zenrin Co., Ltd. 2,400 12,778
Zensho Holdings Co., Ltd. 500 25,242
Zeon Corp. 13,800 129,733
ZIGExN Co., Ltd. 7,800 29,751
Zojirushi Corp. 800 8,419
ZOZO, Inc. 5,300 172,961
#Zuiko Corp. 1,000 8,987
TOTAL JAPAN 113,398,354
NETHERLANDS — (4.8%)
Aalberts NV 3,033 109,188
ΩABN AMRO Bank NV 29,702 489,815
Acomo NV 1,978 37,365
Ω*Adyen NV 407 621,429
Aegon, Ltd., Registered 92,205 579,047
Akzo Nobel NV 9,755 619,331
Allfunds Group PLC 31,369 191,563
#AMG Critical Materials NV 1,202 20,318
APERAM SA 3,722 100,777
Arcadis NV 4,843 334,658
ASM International NV 1,481 823,537
ASML Holding NV 136 91,719
ASML Holding NV, Sponsored
NVDR 9,755 6,560,725
ASR Nederland NV 17,896 846,510
ΩB&S Group Sarl 2,270 11,410
Ω#*Basic-Fit NV 738 18,139
BE Semiconductor Industries
NV 2,923 310,798
#Brunel International NV 1,165 11,206
Coca-Cola Europacific
Partners PLC 5,098 385,763
Corbion NV 4,679 116,936
Ω*CTP NV 6,298 104,749
*Ebusco Holding NV 19 46
Flow Traders, Ltd. 1,521 34,743
ForFarmers NV 957 3,403
Fugro NV 5,447 124,539
HAL Trust 743 91,956
Heineken NV 2,610 213,932
IMCD NV 5,044 799,770
ING Groep NV 90,577 1,541,297
*InPost SA 19,290 375,492
JDE Peet's NV 1,437 32,294

45
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
NETHERLANDS — (Continued)
*Kendrion NV 105 $ 1,245
Koninklijke Ahold Delhaize NV 34,489 1,134,893
*Koninklijke BAM Groep NV 22,556 103,926
*Koninklijke Heijmans N.V 1,708 45,894
Koninklijke KPN NV 342,286 1,335,165
*Koninklijke Philips NV 486 12,726
*Koninklijke Philips NV,
Sponsored NVDR 33,473 876,993
Koninklijke Vopak NV 2,511 115,149
#Nedap NV 4 239
NN Group NV 18,944 929,400
#*Pharming Group NV 10,835 9,046
#*PostNL NV 13,110 15,699
*Prosus NV 26,162 1,100,462
Randstad NV 9,245 425,059
SBM Offshore NV 20,107 366,074
*SIF Holding NV 158 2,367
ΩSignify NV 4,937 120,703
Sligro Food Group NV 1,218 15,154
TKH Group NV 2,252 91,194
#*TomTom NV 4,482 24,402
Universal Music Group NV 22,605 566,407
Van Lanschot Kempen NV 2,975 135,813
Wolters Kluwer NV 18,204 3,057,353
TOTAL NETHERLANDS 26,087,818
NEW ZEALAND — (0.3%)
*Arvida Group, Ltd. 761 770
Auckland International Airport,
Ltd. 30,628 133,066
Briscoe Group, Ltd. 36 110
Chorus, Ltd. 30,793 160,540
#Colonial Motor Co., Ltd. (The) 12 50
Comvita, Ltd. 40 27
Contact Energy, Ltd. 10,580 54,089
Delegat Group, Ltd. 44 135
EBOS Group, Ltd. 8,806 191,293
Fisher & Paykel Healthcare
Corp., Ltd. 15,268 327,032
Freightways Group, Ltd. 10,450 65,241
*Gentrack Group, Ltd. 136 809
Hallenstein Glasson Holdings,
Ltd. 2,490 11,159
Heartland Group Holdings, Ltd. 72,408 43,955
*KMD Brands, Ltd. 2,149 563
Mainfreight, Ltd. 1,329 56,672
Manawa Energy, Ltd. 7,526 24,680
Mercury NZ, Ltd. 11,530 45,358
Meridian Energy, Ltd. 25,523 90,456
#Napier Port Holdings, Ltd. 60 81
NZME, Ltd. 300 191
#NZX, Ltd. 35,899 29,057
*Oceania Healthcare, Ltd. 694 322
Port of Tauranga, Ltd. 7,208 25,525
*Rakon, Ltd. 2 1
*Ryman Healthcare, Ltd. 16,521 48,867
Scales Corp., Ltd. 5,768 13,765
*Serko, Ltd. 346 721
Skellerup Holdings, Ltd. 13,718 40,086
Shares Value †
NEW ZEALAND — (Continued)
SKY Network Television, Ltd. 13,726 $ 22,383
Spark New Zealand, Ltd. 54,572 94,512
*Summerset Group Holdings,
Ltd. 10,519 77,566
#TOWER, Ltd. 13,666 10,899
Vector, Ltd. 12,773 29,191
Warehouse Group, Ltd. (The) 260 159
TOTAL NEW ZEALAND 1,599,331
NORWAY — (0.7%)
2020 Bulkers, Ltd. 679 8,095
AF Gruppen ASA 1,841 21,931
Aker Solutions ASA 19,924 94,378
*AKVA Group ASA 12 64
*ArcticZymes Technologies
ASA 20 32
Atea ASA 3,660 46,719
Borregaard ASA 4,223 74,273
Bouvet ASA 6,692 41,194
*Cadeler A/S 3,062 20,514
*Cadeler A/S, ADR 1,061 28,530
Carasent ASA 76 135
#*Cavendish Hydrogen ASA 345 351
*Cloudberry Clean Energy
ASA 22,615 24,603
Ω*Crayon Group Holding ASA 1,721 16,897
DNB Bank ASA 26,738 550,739
*DOF Group ASA 8,927 70,734
ΩElmera Group ASA 10,559 32,020
Elopak ASA 12,331 49,803
Ω*Entra ASA 3,839 40,581
ΩEuropris ASA 12,497 77,154
Gjensidige Forsikring ASA 4,104 73,855
#Grieg Seafood ASA 1,969 11,897
*Hexagon Composites ASA 1,800 6,993
ΩKid ASA 1,430 19,628
Kitron ASA 7,892 22,351
*Kongsberg Automotive ASA 4,861 617
Kongsberg Gruppen ASA 3,191 331,239
Leroy Seafood Group ASA 7,098 32,496
*LINK Mobility Group Holding
ASA 20,330 48,750
Medistim ASA 12 174
*MORROW BANK ASA 192 116
Mowi ASA 4,853 83,176
ΩMulticonsult ASA 648 11,162
#*NEL ASA 17,271 6,537
*Nordic Semiconductor ASA 5,463 53,836
Norsk Hydro ASA 12,126 74,424
#*Northern Ocean, Ltd. 93 62
#*Nykode Therapeutics ASA 3,384 1,412
Odfjell Drilling, Ltd. 5,288 24,354
Olav Thon Eiendomsselskap
ASA 1,002 20,439
Orkla ASA 8,667 79,910
Pareto Bank ASA 3,667 21,509
Pexip Holding ASA 726 2,814
*PhotoCure ASA 8 37
Protector Forsikring ASA 4,437 114,642

46
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
NORWAY — (Continued)
Rana Gruber ASA 825 $ 5,834
Salmar ASA 1,922 97,229
Ω*Scatec ASA 11,790 85,082
Schibsted ASA, Class A 868 29,147
Schibsted ASA, Class B 3,941 122,335
Selvaag Bolig ASA 88 263
Ω#*Shelf Drilling, Ltd. 2,351 3,216
Sparebank 1 Oestlandet 3,033 43,307
SpareBank 1 Sor-Norge ASA 13,613 179,443
Sparebanken More 3,849 31,070
Sparebanken Sor 3,252 55,892
Storebrand ASA 34,263 388,590
Subsea 7 SA 7,089 108,163
TGS ASA 16,322 147,825
TOMRA Systems ASA 4,626 65,802
Veidekke ASA 6,089 69,113
Wilh Wilhelmsen Holding ASA,
Class A 695 25,707
*Zaptec ASA 172 170
TOTAL NORWAY 3,699,365
PORTUGAL — (0.2%)
Altri SGPS SA 4,476 24,170
Banco Comercial Portugues
SA, Class R 333,996 168,030
Corticeira Amorim SGPS SA 1,797 16,349
CTT-Correios de Portugal SA 2,484 11,528
*EDP Renovaveis SA 22,428 301,439
EDP SA 36,271 142,231
Jeronimo Martins SGPS SA 9,293 180,289
#Mota-Engil SGPS SA 1,705 4,739
Navigator Co. SA (The) 7,844 30,112
NOS SGPS SA 10,268 39,239
REN - Redes Energeticas
Nacionais SGPS SA 17,409 43,376
Sonae SGPS SA 69,305 68,394
TOTAL PORTUGAL 1,029,896
SINGAPORE — (0.7%)
*AEM Holdings, Ltd. 1,616 1,600
*Avarga, Ltd. 700 106
Aztech Global, Ltd. 5,100 2,911
BRC Asia, Ltd. 100 177
Bukit Sembawang Estates,
Ltd. 400 1,092
Centurion Corp., Ltd. 400 255
China Aviation Oil Singapore
Corp., Ltd. 22,800 15,684
City Developments, Ltd. 32,400 127,357
*CSE Global, Ltd. 10,705 3,480
DBS Group Holdings, Ltd. 43,800 1,279,997
Dyna-Mac Holdings, Ltd. 35,800 17,861
Food Empire Holdings, Ltd. 3,700 2,853
Frasers Property, Ltd. 900 602
Frencken Group, Ltd. 13,000 11,596
*Fu Yu Corp., Ltd. 2,800 279
*Gallant Venture, Ltd. 2,400 144
Genting Singapore, Ltd. 126,400 79,782
GuocoLand, Ltd. 200 239
Ho Bee Land, Ltd. 8,800 12,905
Shares Value †
SINGAPORE — (Continued)
Hongkong Land Holdings, Ltd. 25,100 $ 108,181
Hour Glass, Ltd. (The) 1,600 1,887
iFAST Corp., Ltd. 6,500 36,851
*ISDN Holdings, Ltd. 12,042 2,731
Keppel, Ltd. 28,900 139,814
NETLINK NBN TRUST 107,200 72,526
OUE, Ltd. 300 236
Oversea-Chinese Banking
Corp., Ltd. 53,500 614,305
Pan-United Corp., Ltd. 400 157
Propnex, Ltd. 5,800 3,420
Q&M Dental Group Singapore,
Ltd. 400 89
Raffles Medical Group, Ltd. 18,300 12,173
SATS, Ltd. 19,600 58,375
*Seatrium, Ltd. 61,655 88,551
Sheng Siong Group, Ltd. 21,800 26,201
SIA Engineering Co., Ltd. 2,900 5,305
Singapore Exchange, Ltd. 18,900 162,155
Singapore Land Group, Ltd. 400 535
Singapore Technologies
Engineering, Ltd. 51,400 176,397
StarHub, Ltd. 25,600 23,028
Tai Sin Electric, Ltd. 1,000 306
*Thomson Medical Group, Ltd. 2,500 91
UMS Integration, Ltd. 58,700 45,260
United Overseas Bank, Ltd. 11,900 289,292
UOL Group, Ltd. 21,700 88,086
Valuetronics Holdings, Ltd. 8,700 4,110
Venture Corp., Ltd. 5,500 55,295
Vicom, Ltd. 100 101
Wing Tai Holdings, Ltd. 40,400 40,922
Yangzijiang Shipbuilding
Holdings, Ltd. 80,700 157,386
TOTAL SINGAPORE 3,772,686
SPAIN — (2.9%)
Acciona SA 2,414 307,676
Acerinox SA 14,331 130,768
*ACS Actividades de
Construccion y Servicios SA 11,697 558,748
ΩAena SME SA 1,480 326,172
Almirall SA 3,026 29,550
Amadeus IT Group SA 24,473 1,769,497
*Amper SA 1,350 166
Atresmedia Corp. de Medios
de Comunicacion SA 5,756 27,214
Audax Renovables SA 19,143 36,494
Banco Bilbao Vizcaya
Argentaria SA 39,230 389,698
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 49,824 494,752
Banco de Sabadell SA 352,381 684,211
Banco Santander SA 225,748 1,100,911
Banco Santander SA,
Sponsored ADR 92,572 449,900
Bankinter SA 50,786 412,966
CaixaBank SA 234,631 1,423,921

47
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
SPAIN — (Continued)
ΩCellnex Telecom SA 9,212 $ 337,033
Construcciones y Auxiliar de
Ferrocarriles SA 1,709 67,350
Corp. ACCIONA Energias
Renovables SA 3,104 63,892
*Duro Felguera SA 156 61
*eDreams ODIGEO SA 3,045 21,455
Elecnor SA 2,288 50,921
Enagas SA 6,198 87,610
Ence Energia y Celulosa SA 9,174 28,604
Endesa SA 6,702 144,101
Ercros SA 346 1,362
Faes Farma SA 11,885 45,676
*Ferrovial SE 6,820 273,064
*Ferrovial SE 69 2,774
Fluidra SA 4,017 107,805
ΩGestamp Automocion SA 4,854 14,228
ΩGlobal Dominion Access SA 6,842 19,387
*Grenergy Renovables SA 312 11,042
*Grifols SA 2,821 31,376
Grupo Catalana Occidente SA 2,836 116,074
Grupo Empresarial San Jose
SA 24 118
Iberdrola SA 84,185 1,247,087
Indra Sistemas SA 10,307 181,274
#Industria de Diseno Textil SA 45,434 2,579,712
Laboratorios Farmaceuticos
Rovi SA 1,563 132,525
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 30,404 38,289
Mapfre SA 60,706 173,067
Naturgy Energy Group SA 2,148 53,309
ΩNeinor Homes SA 2,433 39,832
#*Obrascon Huarte Lain SA 23,736 7,107
Pharma Mar SA 222 17,004
Prim SA 4 43
*Promotora de Informaciones
SA, Class A 364 136
ΩProsegur Cash SA 5,589 3,264
Realia Business SA 464 489
Redeia Corp. SA 11,688 215,714
*Sacyr SA 18,591 61,680
*Solaria Energia y Medio
Ambiente SA 963 10,058
*Soltec Power Holdings SA 480 833
Ω*Talgo SA 1,850 7,030
*Tecnicas Reunidas SA 6,502 78,353
Telefonica SA 164,927 772,432
Telefonica SA, Sponsored
ADR 42,037 194,631
#Tubacex SA 7,159 24,949
ΩUnicaja Banco SA 99,607 124,575
TOTAL SPAIN 15,529,970
SWEDEN — (3.9%)
AAK AB 3,426 97,657
ΩAcadeMedia AB 8,357 51,313
AddLife AB, Class B 5,961 75,431
Addnode Group AB 5,129 51,050
Shares Value †
SWEDEN — (Continued)
AddTech AB, Class B 11,697 $ 322,923
AFRY AB 11,602 173,162
Alfa Laval AB 7,389 324,493
ΩAlimak Group AB 4,774 54,522
Alleima AB 15,501 94,092
Alligo AB, Class B 805 9,479
ΩAmbea AB 9,239 78,704
*AQ Group AB 1,855 23,335
Arjo AB, Class B 6,160 20,207
Assa Abloy AB, Class B 14,594 454,049
Atlas Copco AB, Class A 80,024 1,311,789
Atlas Copco AB, Class B 27,997 404,385
Atrium Ljungberg AB, Class B 1,392 27,710
ΩAttendo AB 8,872 39,302
Avanza Bank Holding AB 14,631 303,011
Axfood AB 6,424 142,828
Beijer Alma AB, Class B 1,485 23,760
#Beijer Ref AB 5,659 84,541
Bergman & Beving AB 2,125 59,480
*Betsson AB, Class B 18,878 250,035
#*Better Collective A/S 3,484 45,520
*BHG Group AB 12,247 20,431
#*BICO Group AB 2,179 7,804
Bilia AB, Class A 6,645 78,125
Billerud Aktiebolag 25,659 226,254
BioGaia AB, Class B 6,218 61,308
Biotage AB 1,000 14,944
Boliden AB 11,082 342,608
Ω*Boozt AB 5,706 63,512
ΩBravida Holding AB 10,377 76,324
BTS Group AB, B Shares 363 10,042
Bufab AB 2,967 105,869
Bulten AB 16 103
Byggmax Group AB 1,176 4,911
*Camurus AB 2,854 159,503
*Castellum AB 8,068 100,171
Catella AB 96 269
Catena AB 2,747 125,026
#*Catena Media PLC 128 64
Cellavision AB 874 19,032
Clas Ohlson AB, Class B 7,227 118,266
Cloetta AB, Class B 16,699 41,763
ΩCoor Service Management
Holding AB 1,481 5,165
Corem Property Group AB,
Class B 36,434 24,380
Corem Property Group AB,
Class D 12 282
CTT Systems AB 602 13,559
Dios Fastigheter AB 6,002 44,454
ΩDometic Group AB 26,060 140,894
Ω*Dustin Group AB 15,119 10,675
*Dynavox Group AB 4,059 23,330
Eastnine AB 48 205
Elanders AB, Class B 40 363
*Electrolux AB, Class B 5,768 48,084
Electrolux Professional AB,
Class B 13,179 90,159

48
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
SWEDEN — (Continued)
Elekta AB, Class B 30,596 $ 183,289
Ω*Eltel AB 152 105
*Embracer Group AB 37,140 106,595
Engcon AB 3,560 41,056
Eolus Vind AB, Class B 1,605 7,005
Ependion AB 991 9,540
Epiroc AB, Class A 21,253 411,949
Epiroc AB, Class B 4,950 84,612
ΩEvolution AB 3,337 313,427
Ework Group AB 16 210
Fabege AB 24,311 192,669
Fagerhult Group AB 568 3,185
*Fastighets AB Balder, Class B 8,287 63,833
*Fastighetsbolaget Emilshus
AB, Class B 200 832
FastPartner AB, Class A 3,820 25,348
FastPartner AB, Class D 16 110
Fenix Outdoor International AG 8 449
FormPipe Software AB 52 124
Fortnox AB 54,300 329,858
G5 Entertainment AB 68 588
Getinge AB, Class B 6,826 119,710
Granges AB 7,618 89,564
Ω*Green Landscaping Group
AB 72 521
#H & M Hennes & Mauritz AB,
Class B 11,088 163,988
Hanza AB 576 3,741
Heba Fastighets AB, Class B 918 2,805
Hemnet Group AB 10,333 322,929
Hexagon AB, Class B 26,039 242,332
*Hexatronic Group AB 12,307 49,975
Hexpol AB 13,738 129,547
HMS Networks AB 1,879 69,470
Holmen AB, Class B 2,590 101,712
Hufvudstaden AB, Class A 4,544 53,339
*Humana AB 1,452 5,150
Husqvarna AB, Class A 52 334
#Husqvarna AB, Class B 12,690 81,571
Indutrade AB 9,238 249,166
Instalco AB 25,592 77,445
INVISIO AB 3,295 82,529
Inwido AB 3,738 67,563
ITAB Shop Concept AB 200 486
JM AB 7,185 120,399
Kabe Group AB, Class B 8 238
*Karnov Group AB 3,580 26,632
#*K-fast Holding AB 4,724 9,647
KNOW IT AB 3,214 40,310
Lagercrantz Group AB, Class
B 10,841 210,537
Lifco AB, Class B 6,087 180,334
Lime Technologies AB 1,062 32,555
Lindab International AB 4,051 84,503
Loomis AB 3,758 117,165
*Medcap AB 713 36,183
Medicover AB, Class B 2,464 42,371
MEKO AB 2,461 32,982
Shares Value †
SWEDEN — (Continued)
*Modern Times Group MTG
AB, Class B 13,529 $ 96,093
ΩMunters Group AB 8,159 131,230
Mycronic AB 3,956 152,694
NCAB Group AB 9,867 60,308
NCC AB, Class B 6,489 96,122
Nederman Holding AB 613 12,947
New Wave Group AB, Class B 4,271 45,105
*Nobia AB 29,970 14,019
Nordic Paper Holding AB 2,181 10,102
Nordic Waterproofing Holding
AB 52 843
Nordnet AB 8,321 172,174
*Norion Bank AB 6,105 23,650
NP3 Fastigheter AB 1,607 37,246
Nyfosa AB 10,900 109,509
OEM International AB, Class B 6,050 70,451
#*Orron Energy ab 8,805 5,857
Peab AB, Class B 8,300 62,909
Platzer Fastigheter Holding
AB, Class B 4,652 39,129
Probi AB 4 104
Ratos AB, Class B 32,262 102,514
RaySearch Laboratories AB 542 7,699
Rejlers AB 24 341
Rottneros AB 108 99
RVRC Holding AB 10,566 45,858
Saab AB, Class B 5,380 110,164
Sagax AB, Class B 9,527 226,866
Samhallsbyggnadsbolaget i
Norden AB 52,196 27,600
Sandvik AB 19,252 376,042
Ω*Scandic Hotels Group AB 21,549 138,457
*Sdiptech AB 2,166 48,542
*Sectra AB, Class B 10,535 278,635
Securitas AB, Class B 14,244 166,401
*Sensys Gatso Group AB 78 447
Ω*Sinch AB 60,681 179,660
SinterCast AB 12 129
Skandinaviska Enskilda
Banken AB, Class A 67,051 942,783
Skandinaviska Enskilda
Banken AB, Class C 16 228
Skanska AB, Class B 9,646 194,902
SKF AB, Class A 8 150
SKF AB, Class B 7,658 144,070
SkiStar AB 3,440 52,757
*Stendorren Fastigheter AB 809 14,985
*Stillfront Group AB 18,230 12,531
Storskogen Group AB, Class B 58,487 48,222
Svedbergs Group AB 2,375 9,966
Svenska Cellulosa AB SCA,
Class A 20 261
Svenska Cellulosa AB SCA,
Class B 16,808 221,252
Svenska Handelsbanken AB,
Class A 33,078 342,526
#Svenska Handelsbanken AB,
Class B 20 268

49
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
SWEDEN — (Continued)
Sweco AB, Class B 10,111 $ 169,807
Swedbank AB, Class A 19,889 401,867
*Swedish Orphan Biovitrum AB 6,629 206,303
Synsam AB 8,253 37,138
Systemair AB 4,704 35,873
Tele2 AB, Class B 44,350 462,772
Telefonaktiebolaget LM
Ericsson, Class B 81,185 675,122
#Telia Co. AB 105,942 306,537
*TF Bank AB 4 116
ΩThule Group AB 6,521 217,081
Trelleborg AB, Class B 2,897 95,736
Troax Group AB 1,955 39,648
#Truecaller AB, Class B 15,734 69,847
VBG Group AB, Class B 744 21,416
Vitec Software Group AB,
Class B 2,509 109,176
Vitrolife AB 4,487 99,049
Volati AB 48 442
Volvo AB, Class A 6,589 171,806
Volvo AB, Class B 53,887 1,393,501
#*Volvo Car AB, Class B 2,240 4,799
#Wallenstam AB, Class B 11,869 55,740
Wihlborgs Fastigheter AB 21,585 225,128
XANO Industri AB, Class B 28 177
TOTAL SWEDEN 20,757,102
SWITZERLAND — (8.0%)
ABB, Ltd., Registered 39,359 2,180,289
Accelleron Industries AG 6,378 341,360
Adecco Group AG 12,997 406,729
#Alcon AG, ADR 7,542 693,487
Allreal Holding AG, Registered 1,143 203,035
ALSO Holding AG, Registered 507 134,856
*Aluflexpack AG 16 278
APG SGA SA 80 18,226
*Arbonia AG 1,279 18,016
*Aryzta AG 56,599 99,885
Ascom Holding AG, Registered 1,395 7,768
Baloise Holding AG,
Registered 4,291 823,265
Banque Cantonale de Geneve 42 12,434
Banque Cantonale Vaudoise,
Registered 2,369 235,886
Belimo Holding AG, Class R 609 402,854
Bellevue Group AG 46 779
Berner Kantonalbank AG,
Registered 215 57,933
BKW AG 1,422 249,307
Bossard Holding AG,
Registered 406 97,427
Bucher Industries AG,
Registered 433 168,503
Burckhardt Compression
Holding AG 274 201,214
Burkhalter Holding AG 160 16,413
#Calida Holding AG,
Registered 8 241
Cembra Money Bank AG 2,748 247,088
Shares Value †
SWITZERLAND — (Continued)
Clariant AG, Registered 15,327 $ 212,525
Coltene Holding AG,
Registered 12 741
Comet Holding AG, Class R 225 74,549
Daetwyler Holding AG 252 42,374
DKSH Holding AG 2,215 158,050
#*DocMorris AG 844 33,186
dormakaba Holding AG 208 158,279
EFG International AG 5,862 79,995
Emmi AG, Registered 117 111,222
EMS-Chemie Holding AG 52 39,961
#Feintool International Holding
AG, Registered 4 75
Flughafen Zurich AG,
Registered 1,664 391,416
Forbo Holding AG, Registered 25 24,546
ΩGalenica AG 5,193 451,617
Geberit AG, Registered 852 532,857
Georg Fischer AG, Registered 2,672 193,749
Givaudan SA, Registered 337 1,596,726
#Glarner Kantonalbank 8 197
Helvetia Holding AG,
Registered 2,375 401,555
Hiag Immobilien Holding AG 138 13,119
Huber + Suhner AG,
Registered 1,441 135,984
Implenia AG, Registered 1,100 38,800
*Ina Invest AG 4 92
Inficon Holding AG, Registered 107 128,197
Interroll Holding AG, Class R 18 47,358
*Intershop Holding AG 287 40,294
Investis Holding SA 180 22,898
Julius Baer Group, Ltd. 9,189 559,608
Jungfraubahn Holding AG,
Registered 463 88,134
Kardex Holding AG,
Registered 426 129,569
*Kudelski SA 52 85
Kuehne + Nagel International
AG, Class R 2,251 561,253
Landis+Gyr Group AG 1,162 93,395
Lastminute.com NV 873 16,154
Liechtensteinische
Landesbank AG 483 39,435
#Logitech International SA,
Class R 7,922 647,227
Luzerner Kantonalbank AG,
Registered 440 32,464
ΩMedacta Group SA 190 25,225
#Meier Tobler Group AG 24 794
Metall Zug AG, Registered 9 12,542
Mikron Holding AG, Registered 8 139
Mobilezone Holding AG,
Registered 965 15,378
Mobimo Holding AG,
Registered 739 228,614
Ω*Montana Aerospace AG 1,294 22,806
Naturenergie Holding AG 501 20,916
#Novartis AG, Sponsored ADR 51,626 5,596,258

50
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Novavest Real Estate AG 16 $ 631
OC Oerlikon Corp. AG 10,457 47,720
Orior AG 361 17,931
Partners Group Holding AG 778 1,073,383
#*Peach Property Group AG 212 2,003
Phoenix Mecano AG,
Registered 39 19,890
Ω*PolyPeptide Group AG 723 24,081
PSP Swiss Property AG,
Registered 2,712 384,516
Rieter Holding AG, Registered 108 11,416
Roche Holding AG 672 227,860
Roche Holding AG 16,994 5,265,054
Romande Energie Holding SA,
Registered 968 51,831
Sandoz Group AG 6,608 300,711
Sandoz Group AG, ADR 3,399 155,028
Schindler Holding AG,
Registered 814 231,576
Ω*Sensirion Holding AG 247 17,996
SFS Group AG 524 74,900
*SGS SA, Registered 8,877 939,338
Siegfried Holding AG,
Registered 135 176,420
SIG Group AG 18,679 401,576
Sika AG, Registered 5,439 1,512,755
SKAN Group AG 374 33,391
Softwareone Holding AG 5,084 45,860
Sonova Holding AG 2,883 1,050,910
St. Galler Kantonalbank AG,
Registered 57 27,752
Stadler Rail AG 2,470 70,555
Straumann Holding AG, Class
R 3,249 428,340
Sulzer AG, Registered 1,153 177,877
Swatch Group AG (The) 555 113,317
Swatch Group AG (The) 554 22,392
Swiss Life Holding AG 1,502 1,223,556
Swiss Prime Site AG,
Registered 4,813 521,265
Swiss Re AG 19,412 2,484,027
Swisscom AG, Registered 1,588 965,986
Swissquote Group Holding SA,
Registered 1,101 374,597
Tecan Group AG, Class R 724 182,528
Temenos AG, Registered 3,380 233,555
TX Group AG 233 39,933
u-blox Holding AG 1,167 89,074
UBS Group AG 1,924 59,053
UBS Group AG, ADR 42,309 1,298,040
Valiant Holding AG 1,597 185,797
ΩVAT Group AG 1,314 546,297
Vaudoise Assurances Holding
SA 21 11,172
Vontobel Holding AG, Class R 943 61,289
VP Bank AG, Class A 322 27,184
*V-ZUG Holding AG 37 2,319
Walliser Kantonalbank,
Registered 164 21,432
Shares Value †
SWITZERLAND — (Continued)
Warteck Invest AG, Registered 6 $ 12,039
Ypsomed Holding AG,
Registered 141 62,534
Zehnder Group AG,
Registered 595 33,166
Zug Estates Holding AG, Class
B 38 83,277
Zuger Kantonalbank 2 19,012
Zurich Insurance Group AG 3,209 1,895,637
TOTAL SWITZERLAND 42,977,410
UNITED KINGDOM — (12.8%)
4imprint Group PLC 2,232 146,634
Admiral Group PLC 12,127 399,754
ΩAirtel Africa PLC 82,232 107,835
AJ Bell PLC 27,269 155,834
Antofagasta PLC 12,147 270,482
Ashmore Group PLC 19,563 53,018
Ashtead Group PLC 16,393 1,219,854
AstraZeneca PLC, Sponsored
ADR 76,762 5,461,616
ΩAuto Trader Group PLC 78,870 850,939
Aviva PLC 89,632 522,129
B&M European Value Retail
SA 63,877 318,309
Babcock International Group
PLC 39,464 239,477
BAE Systems PLC 42,317 680,058
Balfour Beatty PLC 32,078 183,440
Bank of Georgia Group PLC 2,142 114,560
Barclays PLC 313,816 958,208
Barclays PLC, Sponsored ADR 35,159 436,323
Barratt Redrow PLC 117,785 675,982
Beazley PLC 76,330 741,397
Bellway PLC 12,059 439,682
*Berkeley Group Holdings PLC 8,112 461,594
ΩBridgepoint Group PLC 9,488 38,010
Britvic PLC 20,858 342,708
BT Group PLC 505,532 898,534
Bunzl PLC 8,694 381,373
Burberry Group PLC 8,938 90,021
Coca-Cola HBC AG 4,584 159,711
Compass Group PLC 55,252 1,786,516
Computacenter PLC 10,720 301,828
ΩConvaTec Group PLC 70,636 193,795
Croda International PLC 4,542 216,350
DCC PLC 10,658 671,966
Ω*Deliveroo PLC 19,556 34,646
Diageo PLC 42,006 1,295,575
Diploma PLC 6,852 375,097
Direct Line Insurance Group
PLC 111,798 236,152
Drax Group PLC 39,806 318,829
DS Smith PLC 90,004 631,215
Dunelm Group PLC 8,775 125,338
Entain PLC 8,630 82,659
Experian PLC 54,126 2,628,293
*Flutter Entertainment PLC 3,904 910,475
*Frasers Group PLC 10,399 101,741

51
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Fresnillo PLC 7,229 $ 68,728
Games Workshop Group PLC 2,360 362,881
Gamma Communications PLC 3,326 67,904
Grafton Group PLC 15,537 200,070
Grainger PLC 85,348 249,081
Greggs PLC 5,135 181,021
GSK PLC 73,269 1,311,706
Haleon PLC 153,375 734,319
Halma PLC 8,846 281,477
Hargreaves Lansdown PLC 32,390 453,065
Hays PLC 195,207 194,248
Hikma Pharmaceuticals PLC 5,368 128,020
Hill & Smith PLC 5,035 131,730
*Hiscox, Ltd. 20,101 279,618
Howden Joinery Group PLC 48,033 519,963
HSBC Holdings PLC,
Sponsored ADR 51,765 2,387,919
IMI PLC 22,425 475,705
Inchcape PLC 29,414 270,762
*Indivior PLC 9,313 82,076
Informa PLC 36,626 380,754
International Distribution
Services PLC 55,258 239,554
International Workplace Group
PLC 31,772 65,193
Intertek Group PLC 8,113 484,807
Investec PLC 24,810 189,786
ITV PLC 280,970 266,947
J Sainsbury PLC 124,845 427,268
JD Sports Fashion PLC 188,905 301,152
Johnson Matthey PLC 14,443 276,300
Ω*Just Eat Takeaway.com NV 19,588 222,871
Just Group PLC 80,139 138,061
Kingfisher PLC 106,186 399,314
Lancashire Holdings, Ltd. 19,495 158,152
Legal & General Group PLC 229,153 639,597
Man Group PLC 108,865 277,964
Marks & Spencer Group PLC 190,963 922,628
Melrose Industries PLC 36,193 221,024
*Mitchells & Butlers PLC 5,492 17,687
Mondi PLC 9,646 155,637
*National Grid PLC, Sponsored
ADR 16,375 1,041,286
NatWest Group PLC 36,891 174,395
#NatWest Group PLC, Class
S, ADR 57,433 549,059
Next PLC 5,111 643,294
*Ocado Group PLC 12,516 55,981
OSB Group PLC 36,512 166,079
Pagegroup PLC 31,714 145,722
#Pearson PLC, Sponsored
ADR 32,917 480,588
Pennon Group PLC 15,138 105,971
Persimmon PLC 20,314 383,130
Pets at Home Group PLC 16,930 64,471
Phoenix Group Holdings PLC 64,901 409,855
*Playtech PLC 5,555 51,849
Plus500, Ltd. 10,892 327,956
Shares Value †
UNITED KINGDOM — (Continued)
#*Polestar Automotive Holding
UK PLC, Class A, ADR 1,977 $ 2,195
Premier Foods PLC 49,837 120,713
Prudential PLC 35,169 291,455
QinetiQ Group PLC 26,984 159,235
Reckitt Benckiser Group PLC 22,928 1,380,715
RELX PLC, Sponsored ADR 78,104 3,609,967
Renishaw PLC 1,560 63,177
#Rentokil Initial PLC, ADR 3,702 93,846
Rightmove PLC 85,633 648,231
Rio Tinto PLC 15,660 1,009,881
*Rolls-Royce Holdings PLC 241,711 1,663,779
Rotork PLC 43,037 166,212
RS GROUP PLC 28,221 252,161
Sage Group PLC (The) 41,827 521,291
Savills PLC 10,930 150,919
Schroders PLC 48,304 213,630
Severn Trent PLC 17,446 575,986
Smith & Nephew PLC 18,683 230,829
Smiths Group PLC 14,102 277,210
Softcat PLC 14,714 320,643
Spectris PLC 4,199 135,824
Spirax Group PLC 1,282 106,391
*SSE PLC 14,961 338,720
St James's Place PLC 54,484 569,483
*Standard Chartered PLC 63,110 730,558
Taylor Wimpey PLC 245,081 460,972
TBC Bank Group PLC 1,200 42,426
Telecom Plus PLC 8,003 172,855
Tesco PLC 293,364 1,290,648
TP ICAP Group PLC 51,854 149,665
Ω*Trainline PLC 20,923 104,693
Travis Perkins PLC 17,265 179,349
Unilever PLC, Sponsored ADR 95,065 5,790,409
United Utilities Group PLC 46,347 609,265
*Vistry Group PLC 27,509 321,661
Weir Group PLC (The) 8,092 217,432
WH Smith PLC 9,862 167,363
Whitbread PLC 5,716 221,418
*Wise PLC, Class A 14,862 134,897
#WPP PLC, Sponsored ADR 8,312 436,297
TOTAL UNITED KINGDOM 68,954,983
TOTAL COMMON STOCKS 524,071,130
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG 1,805 132,371
Ω#Dr. Ing. h.c. F. Porsche AG 1,188 83,369
Draegerwerk AG & Co. KGaA 844 40,912
FUCHS SE 9,439 438,794
Henkel AG & Co. KGaA 7,350 635,009
Jungheinrich AG 3,356 91,523
Porsche Automobil Holding SE 5,232 216,582
Sartorius AG 266 68,643
Sixt SE 1,198 74,655

52
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
GERMANY — (Continued)
Volkswagen AG 6,874 $ 663,736
TOTAL GERMANY 2,445,594
TOTAL PREFERRED
STOCKS 2,445,594
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Arafura Rare Earths, Ltd.
6/20/2025 687 8
*Talga Group, Ltd. 9/13/2025 122 2
TOTAL AUSTRALIA 10
CANADA — (0.0%)
*Constellation Software, Inc. 270 –
TOTAL CANADA –
Shares Value †
ITALY — (0.0%)
*CIR Spa Compagnie
Industriali 11/11/2024 35,128 $ –
*Fincantieri SpA 9/30/2026 603 106
TOTAL ITALY 106
TOTAL RIGHTS/WARRANTS 116
TOTAL INVESTMENT SECURITIES — (97.8%)
(Cost $464,009,662) 526,516,840
SECURITIES LENDING COLLATERAL — ( 2.2% )
@§The DFA Short Term
Investment Fund 1,014,160 11,729,775
TOTAL INVESTMENTS — ( 100.0% )
(Cost $475,739,437) $ 538,246,615
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $12,034,083 which represented 2.3% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 30,796,232 $ 46,207 $ — $ 30,842,439
Austria .............................. 2,000,518 — — 2,000,518
Belgium ............................. 4,984,137 — — 4,984,137
Canada ............................. 53,733,512 28 — 53,733,540
China ............................... 8,331 — — 8,331
Denmark ............................ 20,687,799 — — 20,687,799
Finland .............................. 10,537,142 — — 10,537,142
France .............................. 42,104,453 — — 42,104,453
Germany ............................ 37,568,816 — — 37,568,816
Hong Kong ........................... 5,222,756 — — 5,222,756
Ireland .............................. 2,438,882 — — 2,438,882
Israel ............................... 2,956,755 — — 2,956,755
Italy ................................ 13,178,647 — — 13,178,647
Japan ............................... 113,398,354 — — 113,398,354
Netherlands .......................... 26,087,818 — — 26,087,818
New Zealand ......................... 1,598,561 770 — 1,599,331
Norway .............................. 3,699,365 — — 3,699,365
Portugal ............................. 1,029,896 — — 1,029,896
Singapore ............................ 3,772,686 — — 3,772,686
Spain ............................... 15,529,137 833 — 15,529,970
Sweden ............................. 20,757,102 — — 20,757,102
Switzerland ........................... 42,977,410 — — 42,977,410
United Kingdom ....................... 68,954,983 — — 68,954,983
Preferred Stocks
Germany ............................ 2,445,594 — — 2,445,594
Rights/Warrants
Australia ............................. 8 2 — 10
Canada ............................. — — — —
Italy ................................ 106 — — 106

53
Dimensional International Sustainability Core 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Securities Lending Collateral ............... $— $11,729,775 $— $11,729,775
Total Investments ........................ $526,469,000 $11,777,615 $— $538,246,615
See accompanying Notes to Financial Statements.

54
Dimensional Emerging Markets Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
October 31, 2024
Shares Value †
COMMON STOCKS — (98.8%)
BRAZIL — (3.3%)
AES Brasil Energia SA 26,100 $ 36,566
*Allianca Saude e
Participacoes SA 1,600 4,218
Allied Tecnologia SA 200 262
Allos SA 19,710 75,316
Alupar Investimento SA 14,691 74,461
Ambev SA, Sponsored ADR 64,573 140,769
*Ambipar Participacoes e
Empreendimentos S/A 1,526 34,085
Anima Holding SA 27,700 12,202
*Atacadao SA 76,900 99,500
Auren Energia SA 16,979 30,064
*Azzas 2154 SA 4,816 34,310
B3 SA - Brasil Bolsa Balcao 190,700 349,857
Banco Bradesco SA 52,942 116,516
Banco Bradesco SA,
Sponsored ADR 71,605 176,864
Banco BTG Pactual SA 37,519 210,774
Banco do Brasil SA 77,822 353,972
Banco Santander Brasil SA 57,107 268,333
Banco Santander Brasil SA,
Sponsored ADR 6,532 30,896
BB Seguridade Participacoes
SA 32,775 194,031
Bemobi Mobile Tech SA 1,200 3,197
Blau Farmaceutica SA 2,100 5,442
*C&A MODAS SA 12,000 27,011
Caixa Seguridade
Participacoes S/A 20,700 51,493
Camil Alimentos SA 5,000 6,824
CCR SA 100,500 212,675
Centrais Eletricas Brasileiras
SA 13,150 86,254
#Centrais Eletricas Brasileiras
SA, Sponsored ADR 2,500 16,450
*Cia Brasileira de Aluminio 9,101 9,150
*Cia Brasileira de Distribuicao 12,674 6,568
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 5,300 84,306
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 2,000 31,780
Cia de Saneamento de Minas
Gerais Copasa MG 6,800 27,077
Cia de Sanena Do Parana 300 267
Cia de Sanena Do Parana 15,500 72,295
Cia Energetica de Minas
Gerais 22,830 57,225
Cia Energetica de Minas
Gerais, Sponsored ADR 30,210 58,305
Cia Paranaense de Energia
- Copel 27,252 41,005
Cia Paranaense de Energia -
Copel, ADR 6,875 46,131
Shares Value †
BRAZIL — (Continued)
Cosan SA 4,100 $ 8,372
Cosan SA, ADR 5,700 46,341
CPFL Energia SA 13,000 73,593
Cruzeiro do Sul Educacional
SA 400 229
Cury Construtora e
Incorporadora SA 27,800 117,371
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 34,500 129,567
Dexco SA 53,429 76,423
Dimed SA Distribuidora da
Medicamentos 2,200 3,850
Direcional Engenharia SA 5,219 28,201
EcoRodovias Infraestrutura e
Logistica SA 20,700 25,496
*Embraer SA 5,800 48,574
*Embraer SA, Sponsored ADR 11,199 375,390
Empreendimentos Pague
Menos S/A 2,525 1,252
Energisa S/A 20,993 156,484
Engie Brasil Energia SA 14,427 103,354
Equatorial Energia SA 66,673 369,948
Eternit SA 800 731
Even Construtora e
Incorporadora S/A 600 625
Ez Tec Empreendimentos e
Participacoes S/A 8,100 19,548
Fleury SA 24,450 62,595
Fras-Le SA 800 3,015
*Gafisa S/A 3,000 798
Gerdau SA, Sponsored ADR 36,188 112,906
ΩGPS Participacoes e
Empreendimentos SA 20,134 59,337
Grendene SA 17,900 16,451
*Grupo Casas Bahia SA 7,248 5,159
Grupo Mateus SA 26,100 34,176
Grupo SBF SA 11,200 28,035
Guararapes Confeccoes SA 500 733
Ω*Hapvida Participacoes e
Investimentos S/A 478,330 290,861
*Hidrovias do Brasil SA 19,400 10,557
Hypera SA 17,963 68,578
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 3,300 10,911
Iochpe Maxion SA 10,100 17,779
Irani Papel e Embalagem SA 8,900 11,639
*IRB-Brasil Resseguros SA 10,646 79,706
Itau Unibanco Holding SA,
Sponsored ADR 35,800 216,590
JHSF Participacoes SA 38,300 29,376
JSL SA 1,000 1,373
Kepler Weber SA 9,800 17,183
Klabin SA 114,350 412,065

55
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
BRAZIL — (Continued)
Lavvi Empreendimentos
Imobiliarios SA 400 $ 586
Localiza Rent a Car SA 5,170 37,529
*Log-in Logistica Intermodal
SA 300 1,370
Lojas Quero-Quero SA 13,331 6,632
Lojas Renner SA 53,000 170,021
Ω*LWSA SA 2,490 1,785
M. Dias Branco SA 4,700 20,306
Mahle Metal Leve SA 4,511 23,331
Marcopolo SA 480 542
Mills Locacao Servicos e
Logistica SA 8,700 15,781
ΩMitre Realty
Empreendimentos E
Participacoes LTDA 2,400 1,530
*Moura Dubeux Engenharia
S/A 600 1,662
*Movida Participacoes SA 19,200 19,901
*MRV Engenharia e
Participacoes SA 38,893 46,494
*Multilaser Industrial SA 2,000 560
Multiplan Empreendimentos
Imobiliarios SA 4,754 21,016
Natura & Co. Holding SA 102,400 242,523
Neoenergia SA 16,384 54,059
Odontoprev SA 34,600 65,748
*Orizon Valorizacao de
Residuos SA 2,200 17,623
Pet Center Comercio e
Participacoes SA 9,400 8,022
Plano & Plano
Desenvolvimento Imobiliario
SA 1,800 4,391
Porto Seguro SA 25,700 169,373
Positivo Tecnologia SA 5,500 6,090
Raia Drogasil SA 84,599 355,714
ΩRede D'Or Sao Luiz SA 12,400 62,892
Romi SA 1,039 1,813
Rumo SA 8,700 29,908
Santos Brasil Participacoes SA 42,000 91,636
*Sendas Distribuidora S/A 31,600 40,887
#*Sendas Distribuidora S/A,
ADR 14,754 95,901
*Serena Energia SA 37,800 54,198
*SIMPAR SA 25,800 23,845
Smartfit Escola de Ginastica e
Danca SA 10,200 38,501
Suzano SA 26,406 272,647
Suzano SA, Sponsored ADR 6,300 64,701
Tegma Gestao Logistica SA 5,400 27,538
Telefonica Brasil SA 600 5,456
Telefonica Brasil SA, ADR 12,200 111,142
TIM SA 57,100 163,544
TIM SA, ADR 560 8,008
TOTVS SA 17,700 91,241
Transmissora Alianca de
Energia Eletrica S/A 24,400 147,612
Tres Tentos Agroindustrial S/A 13,000 25,534
Shares Value †
BRAZIL — (Continued)
Tupy SA 3,100 $ 12,504
Ultrapar Participacoes SA 50,188 181,114
Ultrapar Participacoes SA,
Sponsored ADR 39,500 142,990
Unipar Carbocloro SA 1 5
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 11,100 45,963
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 44,452 48,301
Vibra Energia SA 165,324 637,163
Vivara Participacoes SA 8,900 39,313
Vulcabras SA 13,819 39,198
WEG SA 51,600 482,328
Wilson Sons SA 10,666 29,278
Wiz Co. 600 602
YDUQS Participacoes SA 1,201 2,201
TOTAL BRAZIL 10,472,176
CHILE — (0.5%)
Aguas Andinas SA, Class A 172,273 49,211
Banco de Chile 213,390 24,858
Banco de Chile, Sponsored
ADR 5,999 139,177
Banco de Credito e
Inversiones SA 4,056 118,968
Banco Santander Chile 1,040,253 51,654
Banco Santander Chile,
Sponsored ADR 2,569 50,198
Besalco SA 968 582
*CAP SA 2,296 13,780
Cencosud SA 63,911 132,551
*Cencosud Shopping SA 34,561 57,049
Cia Cervecerias Unidas SA 6,149 34,031
#Cia Cervecerias Unidas SA,
Sponsored ADR 1,473 15,982
*Clinica Las Condes SA 12 146
Embotelladora Andina SA,
Sponsored ADR 2,190 38,128
Empresa Nacional de
Telecomunicaciones SA 16,849 54,835
Empresas CMPC SA 79,255 126,207
Empresas Copec SA 15,459 97,601
Enel Americas SA 689,507 64,581
Enel Chile SA 748,589 39,725
Enel Chile SA, Sponsored
ADR 1,058 2,899
*Falabella SA 19,067 68,440
Forus SA 504 938
Grupo Security SA 176,385 48,160
Inversiones Aguas
Metropolitanas SA 29,442 22,049
Inversiones La Construccion
SA 3,136 24,587
Multiexport Foods SA 1,116 237
Parque Arauco SA 51,878 85,196
Plaza SA 7,447 12,161
*Ripley Corp. SA 63,164 18,067
Salfacorp SA 40,582 24,229

56
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHILE — (Continued)
Sigdo Koppers SA 1,184 $ 1,293
SMU SA 172,206 26,629
Sociedad Matriz SAAM SA 12,412 1,330
#Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 4,559 175,020
SONDA SA 44,939 16,653
Vina Concha y Toro SA 25,790 29,732
TOTAL CHILE 1,666,884
CHINA — (26.2%)
360 Security Technology, Inc.,
Class A 9,800 13,295
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 17,100 39,176
Ω3SBio, Inc. 168,500 126,358
*5I5J Holding Group Co., Ltd.,
Class A 4,000 1,987
AAC Technologies Holdings,
Inc. 30,500 123,383
Accelink Technologies Co.,
Ltd., Class A 2,000 12,775
*ADAMA, Ltd., Class A 2,600 2,688
*Addsino Co., Ltd., Class A 6,700 7,915
Advanced Technology &
Materials Co., Ltd., Class A 1,200 1,827
AECC Aero-Engine Control
Co., Ltd., Class A 4,600 15,469
AECC Aviation Power Co.,
Ltd., Class A 2,300 13,798
*Aerospace Hi-Tech Holdings
Group, Ltd., Class A 1,200 2,330
Agricultural Bank of China,
Ltd., Class H 819,000 402,421
Aier Eye Hospital Group Co.,
Ltd., Class A 39,560 80,420
Ω*AInnovation Technology
Group Co., Ltd. 24,000 16,207
Aisino Corp., Class A 8,600 12,283
Ω#AK Medical Holdings, Ltd. 42,000 25,877
Ω*Akeso, Inc. 3,000 24,233
Alibaba Group Holding, Ltd.,
Class W 349,500 4,250,518
Alibaba Group Holding, Ltd.,
Sponsored ADR 2,539 248,771
*Alibaba Health Information
Technology, Ltd. 138,000 69,760
*Alibaba Pictures Group, Ltd. 2,210,000 137,869
Ω#A-Living Smart City
Services Co., Ltd., Class A 44,250 17,929
Allmed Medical Products Co.,
Ltd., Class A 1,400 1,662
Amlogic Shanghai Co., Ltd.,
Class A 614 5,999
Amoy Diagnostics Co., Ltd.,
Class A 600 2,032
*ANE Cayman, Inc. 42,500 45,701
Angel Yeast Co., Ltd., Class A 5,000 25,506
ΩAngelalign Technology, Inc. 2,200 17,276
Shares Value †
CHINA — (Continued)
Anhui Anke Biotechnology
Group Co., Ltd., Class A 8,600 $ 11,040
Anhui Construction
Engineering Group Co., Ltd.,
Class A 7,600 5,171
Anhui Expressway Co., Ltd.,
Class H 54,000 60,151
Anhui Guangxin Agrochemical
Co., Ltd., Class A 2,300 3,485
Anhui Gujing Distillery Co.,
Ltd., Class A 1,100 29,076
Anhui Heli Co., Ltd., Class A 600 1,512
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 5,200 10,534
Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 2,600 14,937
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 8,900 6,555
Anhui Jinhe Industrial Co.,
Ltd., Class A 1,300 4,193
Anhui Kouzi Distillery Co., Ltd.,
Class A 4,100 22,301
*Anhui Tatfook Technology
Co., Ltd., Class A 2,700 6,428
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 120 158
Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 10,200 9,101
Anhui Yingjia Distillery Co.,
Ltd., Class A 1,100 9,287
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 2,400 4,485
Anjoy Foods Group Co., Ltd.,
Class A 2,300 27,628
Anker Innovations Technology
Co., Ltd., Class A 1,860 20,920
ANTA Sports Products, Ltd. 50,400 537,750
Anton Oilfield Services Group 194,000 14,473
Aoshikang Technology Co.,
Ltd., Class A 1,700 6,046
Aotecar New Energy
Technology Co., Ltd., Class A 18,900 7,690
Apeloa Pharmaceutical Co.,
Ltd., Class A 5,700 12,907
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 2,800 7,542
Ω#AsiaInfo Technologies, Ltd. 31,200 20,628
*ASR Microelectronics Co.,
Ltd., Class A 876 4,980
Asymchem Laboratories
Tianjin Co., Ltd., Class A 200 2,326
Autel Intelligent Technology
Corp., Ltd., Class A 2,273 9,777
Autobio Diagnostics Co., Ltd.,
Class A 2,300 14,517

57
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Avary Holding Shenzhen Co.,
Ltd., Class A 6,400 $ 33,698
AviChina Industry &
Technology Co., Ltd., Class H 219,000 118,030
AVICOPTER PLC, Class A 1,100 6,483
Bafang Electric Suzhou Co.,
Ltd., Class A 392 1,175
ΩBAIC Motor Corp., Ltd.,
Class H 206,500 57,107
*Baidu, Inc. 46,050 528,357
#*Baidu, Inc., Sponsored ADR 2,047 186,748
Baiyin Nonferrous Group Co.,
Ltd., Class A 3,800 1,663
Bank of Beijing Co., Ltd.,
Class A 36,700 29,091
Bank of Changsha Co., Ltd.,
Class A 32,500 38,848
Bank of Chengdu Co., Ltd.,
Class A 16,800 36,297
Bank of China, Ltd., Class H 1,816,000 861,937
Bank of Chongqing Co., Ltd.,
Class H 74,000 53,779
Bank of Communications Co.,
Ltd., Class H 442,000 334,866
*Bank of Gansu Co., Ltd.,
Class H 7,000 248
Bank of Guiyang Co., Ltd.,
Class A 16,300 13,698
Bank of Hangzhou Co., Ltd.,
Class A 18,000 34,950
Bank of Jiangsu Co., Ltd.,
Class A 49,200 60,811
Bank of Nanjing Co., Ltd.,
Class A 32,000 46,017
ΩBank of Qingdao Co., Ltd.,
Class H 94,500 33,062
Bank of Shanghai Co., Ltd.,
Class A 26,600 28,922
Bank of Suzhou Co., Ltd.,
Class A 18,500 19,829
Bank of Xi'an Co., Ltd., Class
A 1,900 965
Ω#*Bank of Zhengzhou Co.,
Ltd., Class H 13,200 1,664
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 9,100 5,337
Baoxiniao Holding Co., Ltd.,
Class A 5,500 3,148
*Baozun, Inc., Class A 500 498
*Baozun, Inc., Sponsored ADR 6,109 19,121
Bear Electric Appliance Co.,
Ltd., Class A 200 1,264
Befar Group Co., Ltd., Class A 3,700 2,061
Beibuwan Port Co., Ltd., Class
A 2,000 2,248
*BeiGene, Ltd. 7,100 111,234
#*BeiGene, Ltd., Sponsored
ADR 776 157,249
Shares Value †
CHINA — (Continued)
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 300 $ 1,021
*Beijing Capital Development
Co., Ltd., Class A 13,200 5,426
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 31,100 14,966
Beijing Career International
Co., Ltd., Class A 200 552
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class H 500 511
Beijing Dahao Technology
Corp., Ltd., Class A 300 626
Beijing Easpring Material
Technology Co., Ltd., Class A 2,000 11,656
Beijing Enlight Media Co., Ltd.,
Class A 5,200 6,449
Beijing Enterprises Holdings,
Ltd. 43,000 140,763
Beijing Enterprises Water
Group, Ltd. 300,000 89,525
*Beijing Haixin Energy
Technology Co., Ltd., Class A 12,300 6,920
*Beijing Jetsen Technology
Co., Ltd., Class A 23,800 19,066
Beijing Kingsoft Office
Software, Inc., Class A 561 20,269
*Beijing Leike Defense
Technology Co., Ltd., Class A 3,200 2,308
Beijing North Star Co., Ltd.,
Class H 4,000 448
*Beijing Orient National
Communication Science &
Technology Co., Ltd., Class A 8,200 11,539
*Beijing Philisense Technology
Co., Ltd., Class A 400 305
Beijing Relpow Technology
Co., Ltd., Class A 200 378
Beijing Roborock Technology
Co., Ltd., Class A 544 17,981
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 2,100 4,932
Beijing Shiji Information
Technology Co., Ltd., Class A 2,820 3,070
Beijing Sifang Automation Co.,
Ltd., Class A 4,900 12,450
Beijing SL Pharmaceutical Co.,
Ltd., Class A 2,000 2,051
Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 11,100 6,618
Beijing Strong Biotechnologies,
Inc., Class A 2,500 4,823
*Beijing Teamsun Technology
Co., Ltd., Class A 3,200 2,649
*Beijing Thunisoft Corp., Ltd.,
Class A 2,100 3,043
Beijing Tiantan Biological
Products Corp., Ltd., Class A 1,920 5,805

58
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Beijing Tong Ren Tang Co.,
Ltd., Class A 5,300 $ 29,445
Beijing Ultrapower Software
Co., Ltd., Class A 32,900 59,266
Beijing United Information
Technology Co., Ltd., Class A 11,300 41,980
Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 1,140 11,416
*Beijing Watertek Information
Technology Co., Ltd., Class A 700 405
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 600 3,530
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 3,200 4,575
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 90,100 68,638
*Beiqi Foton Motor Co., Ltd.,
Class A 74,200 28,003
Bestore Co., Ltd., Class A 1,900 3,268
*Bestway Marine & Energy
Technology Co., Ltd., Class A 3,400 2,719
Bethel Automotive Safety
Systems Co., Ltd., Class A 2,240 15,257
Betta Pharmaceuticals Co.,
Ltd., Class A 400 2,585
Beyondsoft Corp., Class A 4,900 9,370
BGI Genomics Co., Ltd., Class
A 1,000 6,407
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 3,200 8,813
*Bilibili, Inc., Class Z 12,800 280,881
*Binhai Investment Co., Ltd. 2,120 322
Binjiang Service Group Co.,
Ltd. 11,500 27,070
Black Peony Group Co., Ltd.,
Class A 5,000 3,402
Ω#Blue Moon Group Holdings,
Ltd. 106,000 41,313
*Blue Sail Medical Co., Ltd.,
Class A 3,300 2,528
Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 15,000 15,383
ΩBOC Aviation, Ltd. 29,200 226,857
BOC International China Co.,
Ltd., Class A 10,700 17,413
BOE Varitronix, Ltd. 11,000 7,796
*Bohai Leasing Co., Ltd.,
Class A 86,600 40,458
Bosideng International
Holdings, Ltd. 584,000 327,516
Bright Dairy & Food Co., Ltd.,
Class A 3,800 4,489
Brilliance China Automotive
Holdings, Ltd. 172,000 55,531
BTG Hotels Group Co., Ltd.,
Class A 900 1,754
BYD Co., Ltd. 20,000 723,914
Shares Value †
CHINA — (Continued)
BYD Electronic International
Co., Ltd. 60,500 $ 260,695
*C&D International Investment
Group, Ltd. 89,636 169,486
C&D Property Management
Group Co., Ltd. 76,000 24,830
Caitong Securities Co., Ltd.,
Class A 400 464
Camel Group Co., Ltd., Class
A 8,500 10,208
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 12,000 6,010
Canmax Technologies Co.,
Ltd., Class A 6,000 19,824
Canny Elevator Co., Ltd.,
Class A 200 177
Ω*CanSino Biologics, Inc.,
Class H 4,000 14,561
Castech, Inc., Class A 550 2,398
CECEP Solar Energy Co.,
Ltd., Class A 34,900 25,363
CECEP Wind-Power Corp.,
Class A 63,960 29,881
Central China Securities Co.,
Ltd., Class H 29,000 6,938
CETC Cyberspace Security
Technology Co., Ltd., Class A 700 1,894
CETC Digital Technology Co.,
Ltd., Class A 600 2,035
*CGN Nuclear Technology
Development Co., Ltd., Class
A 7,000 7,120
ΩCGN Power Co., Ltd., Class
H 366,000 131,817
Changchun Faway Automobile
Components Co., Ltd., Class A 1,400 1,776
Changchun High-Tech Industry
Group Co., Ltd., Class A 1,100 16,108
Changjiang Securities Co.,
Ltd., Class A 500 496
Changzhou Qianhong
Biopharma Co., Ltd., Class A 2,400 2,138
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 100 1,926
Chaowei Power Holdings, Ltd. 2,000 370
Chaozhou Three-Circle Group
Co., Ltd., Class A 3,400 17,730
Cheng De Lolo Co., Ltd.,
Class A 18,200 22,214
*Chengdu CORPRO
Technology Co., Ltd., Class A 1,100 2,694
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 1,100 2,060
Chengdu Guibao Science &
Technology Co., Ltd. 5,800 11,701
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 800 2,145

59
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Chengdu Leejun Industrial Co.,
Ltd., Class A 1,000 $ 866
Chengdu Wintrue Holding Co.,
Ltd., Class A 4,900 5,451
Chengdu Xingrong
Environment Co., Ltd., Class A 18,100 18,740
Chengtun Mining Group Co.,
Ltd., Class A 10,800 7,637
Chenguang Biotech Group
Co., Ltd., Class A 800 998
Chengzhi Co., Ltd., Class A 22,200 24,885
Chervon Holdings, Ltd. 900 2,362
Chifeng Jilong Gold Mining
Co., Ltd., Class A 20,200 53,845
China Aircraft Leasing Group
Holdings, Ltd. 42,500 17,493
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 3,700 9,229
China Baoan Group Co., Ltd.,
Class A 2,400 3,657
Ω*China Bohai Bank Co., Ltd.,
Class H 216,000 27,506
China CAMC Engineering Co.,
Ltd., Class A 6,900 7,764
China CITIC Bank Corp., Ltd.,
Class H 461,000 287,591
China Communications
Services Corp., Ltd., Class H 242,000 130,114
China Conch Venture
Holdings, Ltd. 178,500 165,771
China Construction Bank
Corp., Class H 3,007,000 2,332,297
China CSSC Holdings, Ltd.,
Class A 3,600 18,561
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 263,000 75,777
China Design Group Co., Ltd.,
Class A 4,900 6,448
ΩChina East Education
Holdings, Ltd. 16,000 5,865
China Electronics Huada
Technology Co., Ltd. 104,000 18,728
China Electronics Optics
Valley Union Holding Co., Ltd. 12,000 401
China Energy Engineering
Corp., Ltd., Class H 210,000 28,362
China Everbright Bank Co.,
Ltd., Class H 126,000 42,625
ΩChina Feihe, Ltd. 460,000 346,728
China Film Co., Ltd., Class A 6,300 10,138
*China First Heavy Industries
Co., Ltd., Class A 5,700 2,559
China Foods, Ltd. 88,000 28,298
China Galaxy Securities Co.,
Ltd., Class H 311,000 278,422
China Gas Holdings, Ltd. 333,200 286,295
*China Gold International
Resources Corp., Ltd. 31,700 148,420
Shares Value †
CHINA — (Continued)
China Great Wall Securities
Co., Ltd., Class A 400 $ 480
*China Greatwall Technology
Group Co., Ltd., Class A 2,500 5,566
*China Green Agriculture, Inc. 100 190
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 5,600 7,809
China Hainan Rubber Industry
Group Co., Ltd., Class A 1,400 1,155
China Haisum Engineering
Co., Ltd. 3,700 5,970
*China High Speed Railway
Technology Co., Ltd., Class A 1,000 365
ΩChina International Capital
Corp., Ltd., Class H 118,400 215,040
China International Marine
Containers Group Co., Ltd.,
Class H 52,900 41,643
China Isotope & Radiation
Corp. 400 580
*China Jinmao Holdings
Group, Ltd. 904,000 140,698
China Jushi Co., Ltd., Class A 35,800 56,755
China Leadshine Technology
Co., Ltd., Class A 400 1,383
*China Life Insurance Co.,
Ltd., Class H 222,000 471,162
China Lilang, Ltd. 43,000 21,239
Ω*China Literature, Ltd. 27,200 98,312
China Medical System
Holdings, Ltd. 191,000 191,383
China Meheco Group Co.,
Ltd., Class A 12,400 19,797
#China Meidong Auto
Holdings, Ltd. 64,000 18,522
China Mengniu Dairy Co., Ltd. 216,000 483,433
China Merchants Bank Co.,
Ltd., Class H 168,000 821,157
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 4,800 7,825
China Merchants Port Holdings
Co., Ltd. 64,508 106,208
China Merchants Property
Operation & Service Co., Ltd.,
Class A 6,600 10,704
Ω#China Merchants Securities
Co., Ltd., Class H 46,800 79,822
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 17,700 28,036
China Minsheng Banking
Corp., Ltd., Class H 295,000 109,661
China National Accord
Medicines Corp., Ltd., Class A 5,230 20,442
China National Chemical
Engineering Co., Ltd., Class A 19,400 22,019
China National Medicines
Corp., Ltd., Class A 5,900 26,123

60
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
China National Nuclear Power
Co., Ltd., Class A 73,200 $ 103,312
*China National Software &
Service Co., Ltd., Class A 1,000 6,383
*China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 1,600 1,129
China Nonferrous Mining
Corp., Ltd. 227,000 161,759
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 1,000 3,011
China Oilfield Services, Ltd.,
Class H 194,000 181,663
China Overseas Grand
Oceans Group, Ltd. 241,000 63,548
China Overseas Land &
Investment, Ltd. 125,000 238,925
China Pacific Insurance Group
Co., Ltd., Class H 176,800 615,152
China Petroleum Engineering
Corp., Class A 47,500 23,791
China Railway Group, Ltd.,
Class H 340,000 169,685
China Railway Hi-tech Industry
Co., Ltd., Class A 12,500 14,257
China Railway Materials Co.,
Ltd., Class A 9,000 3,535
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 158,000 65,237
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 100 86
China Rare Earth Resources
And Technology Co., Ltd.,
Class A 1,300 5,532
China Reinsurance Group
Corp., Class H 537,000 64,238
China Resources Beer
Holdings Co., Ltd. 64,500 239,353
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 1,400 6,083
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 200 595
China Resources Gas Group,
Ltd. 127,600 493,206
China Resources Land, Ltd. 188,500 626,765
China Resources Medical
Holdings Co., Ltd. 72,500 36,276
ΩChina Resources Mixc
Lifestyle Services, Ltd. 72,400 298,469
ΩChina Resources
Pharmaceutical Group, Ltd. 175,000 123,804
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 1,430 9,028
Shares Value †
CHINA — (Continued)
#*China Ruyi Holdings, Ltd. 496,000 $ 121,856
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 3,900 2,572
China State Construction
Engineering Corp., Ltd., Class
A 138,000 116,551
China State Construction
International Holdings, Ltd. 210,000 308,474
China Suntien Green Energy
Corp., Ltd., Class H 224,000 101,996
China Taiping Insurance
Holdings Co., Ltd. 171,800 296,557
China Testing & Certification
International Group Co., Ltd.,
Class A 3,740 3,584
China Tianying, Inc., Class A 10,400 7,164
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 7,700 52,542
ΩChina Tower Corp., Ltd.,
Class H 2,588,000 349,532
China TransInfo Technology
Co., Ltd., Class A 15,800 22,787
China Travel International
Investment Hong Kong, Ltd. 50,000 6,560
China Tungsten And Hightech
Materials Co., Ltd., Class A 1,250 1,685
#*China Vanke Co., Ltd., Class
H 133,100 126,861
China Water Affairs Group,
Ltd. 24,000 14,633
China West Construction
Group Co., Ltd., Class A 8,200 8,525
China World Trade Center Co.,
Ltd., Class A 1,100 3,537
China Yangtze Power Co.,
Ltd., Class A 65,000 251,506
China Yongda Automobiles
Services Holdings, Ltd. 87,000 18,017
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 4,200 27,948
#China Zheshang Bank Co.,
Ltd., Class H 111,700 31,034
*China Zhonghua
Geotechnical Engineering
Group Co., Ltd., Class A 10,200 6,067
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 1,800 1,947
Chinasoft International, Ltd. 364,000 267,344
Chongqing Brewery Co., Ltd.,
Class A 700 5,700
Chongqing Changan
Automobile Co., Ltd., Class A 11,100 20,665
Chongqing Chuanyi
Automation Co., Ltd. 1,000 2,906
Chongqing Department Store
Co., Ltd., Class A 1,400 4,333

61
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 18,588 $ 31,398
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 4,680 9,829
Chongqing Gas Group Corp.,
Ltd., Class A 3,700 3,135
Chongqing Machinery &
Electric Co., Ltd., Class H 4,000 329
Chongqing Rural Commercial
Bank Co., Ltd., Class H 177,000 96,077
Chongqing Taiji Industry Group
Co., Ltd. 6,200 22,355
Chongqing Zhifei Biological
Products Co., Ltd., Class A 7,900 31,454
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 8,700 41,096
Chow Tai Seng Jewellery Co.,
Ltd., Class A 8,900 14,084
CIMC Enric Holdings, Ltd. 64,000 53,921
Cisen Pharmaceutical Co.,
Ltd., Class A 200 392
CITIC Securities Co., Ltd.,
Class H 67,500 187,104
*Citychamp Watch & Jewellery
Group, Ltd. 6,000 725
Ω*Cloud Music, Inc. 3,500 56,274
CMOC Group, Ltd., Class H 354,000 293,695
CMST Development Co., Ltd.,
Class A 15,700 11,564
CNGR Advanced Material Co.,
Ltd., Class A 2,440 13,155
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 18,900 11,428
CNOOC Energy Technology &
Services, Ltd., Class A 16,000 9,787
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 4,790 5,679
*COFCO Biotechnology Co.,
Ltd., Class A 15,800 12,923
COFCO Sugar Holding Co.,
Ltd., Class A 6,500 8,909
*Comba Telecom Systems
Holdings, Ltd. 196,000 27,984
Concord New Energy Group,
Ltd. 800,000 54,538
Contemporary Amperex
Technology Co., Ltd., Class A 14,920 514,885
*CPMC Holdings, Ltd. 92,000 80,351
CQ Pharmaceutical Holding
Co., Ltd., Class A 19,000 14,634
CRRC Corp., Ltd., Class H 138,000 89,463
ΩCSC Financial Co., Ltd.,
Class H 74,000 88,712
CSG Holding Co., Ltd., Class
A 12,000 9,276
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 2,160 7,721
Shares Value †
CHINA — (Continued)
CSSC Science & Technology
Co., Ltd., Class A 6,400 $ 12,238
CTS International Logistics
Corp., Ltd., Class A 6,400 5,558
Daan Gene Co., Ltd., Class A 4,000 3,468
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 16,500 11,366
#Dalipal Holdings, Ltd. 4,000 2,063
Daqin Railway Co., Ltd., Class
A 30,600 27,948
Dashang Co., Ltd., Class A 330 841
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 900 1,830
DBG Technology Co., Ltd.,
Class A 500 2,595
DeHua TB New Decoration
Materials Co., Ltd., Class A 21,300 37,264
Deppon Logistics Co., Ltd.,
Class A 1,800 3,621
DHC Software Co., Ltd., Class
A 7,400 7,599
Dian Diagnostics Group Co.,
Ltd., Class A 2,500 4,454
Digital China Group Co., Ltd.,
Class A 3,600 17,869
Digital China Information
Service Group Co., Ltd., Class
A 2,000 3,446
Do-Fluoride New Materials
Co., Ltd., Class A 3,800 6,477
Dong-E-E-Jiao Co., Ltd., Class
A 600 4,955
Dongfang Electric Corp., Ltd.,
Class H 20,200 26,554
Dongfang Electronics Co.,
Ltd., Class A 3,000 4,832
Dongguan Aohai Technology
Co., Ltd., Class A 600 2,471
Dongguan Development
Holdings Co., Ltd., Class A 7,400 11,181
Dongxing Securities Co., Ltd.,
Class A 19,300 29,703
Dongyue Group, Ltd. 67,000 54,638
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 2,000 823
Ω#*East Buy Holding, Ltd. 36,500 69,484
East Group Co., Ltd., Class A 7,200 3,919
East Money Information Co.,
Ltd., Class A 34,880 113,480
Ecovacs Robotics Co., Ltd.,
Class A 3,000 21,991
Edan Instruments, Inc., Class
A 2,000 2,918
Edifier Technology Co., Ltd.,
Class A 2,700 5,697
EEKA Fashion Holdings, Ltd. 27,000 29,173
Electric Connector Technology
Co., Ltd., Class A 500 3,149
ENN Energy Holdings, Ltd. 72,700 511,511

62
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Eoptolink Technology, Inc.,
Ltd., Class A 1,320 $ 24,106
Era Co., Ltd., Class A 9,400 5,948
#Essex Bio-technology, Ltd. 1,000 345
Estun Automation Co., Ltd.,
Class A 600 1,276
Eve Energy Co., Ltd., Class A 2,100 14,304
Ever Sunshine Services
Group, Ltd. 118,000 38,097
ΩEverbright Securities Co.,
Ltd., Class H 1,000 981
Explosive Co., Ltd., Class A 1,200 2,074
Fangda Carbon New Material
Co., Ltd., Class A 9,400 6,963
Fangda Special Steel
Technology Co., Ltd., Class A 14,300 8,847
FAW Jiefang Group Co., Ltd.,
Class A 2,600 3,141
FAWER Automotive Parts Co.,
Ltd., Class A 8,200 6,086
Fibocom Wireless, Inc., Class
A 13,740 31,594
#*FIH Mobile, Ltd. 280,000 32,414
*Financial Street Holdings Co.,
Ltd., Class A 12,800 6,411
First Capital Securities Co.,
Ltd., Class A 6,900 8,315
Focus Media Information
Technology Co., Ltd., Class A 53,800 54,345
Foryou Corp., Class A 1,000 4,179
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 11,140 68,407
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 2,700 3,144
Founder Securities Co., Ltd.,
Class A 11,700 14,248
Foxconn Industrial Internet
Co., Ltd., Class A 34,900 118,735
Fu Shou Yuan International
Group, Ltd. 193,000 98,059
Fujian Boss Software
Development Co., Ltd., Class
A 1,220 2,910
Fujian Star-net Communication
Co., Ltd., Class A 3,400 8,352
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 900 6,182
ΩGanfeng Lithium Group Co.,
Ltd., Class H 34,000 93,589
Gansu Shangfeng Cement
Co., Ltd., Class A 9,100 11,286
Gaona Aero Material Co., Ltd.,
Class A 460 1,109
G-bits Network Technology
Xiamen Co., Ltd., Class A 800 22,885
GCL Energy Technology Co.,
Ltd., Class A 9,900 11,292
Geely Automobile Holdings,
Ltd. 428,000 752,017
Shares Value †
CHINA — (Continued)
GEM Co., Ltd., Class A 11,600 $ 11,343
Gemdale Corp., Class A 15,900 13,652
#Gemdale Properties &
Investment Corp., Ltd. 932,000 34,166
*Genimous Technology Co.,
Ltd., Class A 9,400 15,430
Getein Biotech, Inc., Class A 100 119
GF Securities Co., Ltd., Class
H 89,200 127,586
ΩGiant Biogene Holding Co.,
Ltd. 28,800 195,966
Giant Network Group Co., Ltd.,
Class A 11,100 19,404
*GigaDevice Semiconductor,
Inc., Class A 200 2,530
Ginlong Technologies Co.,
Ltd., Class A 1,500 15,146
Glarun Technology Co., Ltd.,
Class A 5,900 14,966
#*Global New Material
International Holdings, Ltd. 11,000 5,193
GoerTek, Inc., Class A 7,800 25,661
GoldenHome Living Co., Ltd.,
Class A 400 1,083
Goldenmax International
Group, Ltd., Class A 200 236
Goldwind Science &
Technology Co., Ltd., Class H 99,600 84,683
Goneo Group Co., Ltd., Class
A 725 7,408
*Goodbaby International
Holdings, Ltd. 2,000 219
GoodWe Technologies Co.,
Ltd., Class A 698 5,197
Gotion High-tech Co., Ltd.,
Class A 1,400 4,472
Grand Pharmaceutical Group,
Ltd. 62,000 36,366
Grandblue Environment Co.,
Ltd., Class A 2,200 6,806
*Grandjoy Holdings Group Co.,
Ltd., Class A 13,100 6,102
Great Wall Motor Co., Ltd. 75,500 120,032
Greatview Aseptic Packaging
Co., Ltd. 93,000 28,829
Gree Electric Appliances, Inc.
of Zhuhai, Class A 10,900 66,521
*Gree Real Estate Co., Ltd.,
Class A 2,800 2,824
Greentown China Holdings,
Ltd. 140,000 185,841
Ω#Greentown Management
Holdings Co., Ltd. 34,000 15,263
Greentown Service Group Co.,
Ltd. 242,000 127,313
GRG Banking Equipment Co.,
Ltd., Class A 12,891 22,281
GRG Metrology & Test Group
Co., Ltd., Class A 200 489

63
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Grinm Advanced Materials
Co., Ltd., Class A 900 $ 1,452
Guangdong Advertising Group
Co., Ltd., Class A 12,400 11,517
Guangdong Aofei Data
Technology Co., Ltd., Class A 2,959 5,264
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 42,700 22,644
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 2,800 3,198
*Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 4,800 4,936
Guangdong Dongpeng
Holdings Co., Ltd., Class A 100 86
Guangdong Dowstone
Technology Co., Ltd., Class A 5,800 10,163
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 200 318
Guangdong Haid Group Co.,
Ltd., Class A 3,600 22,152
Guangdong Hongda Holdings
Group Co., Ltd., Class A 4,400 15,544
Guangdong Hybribio Biotech
Co., Ltd., Class A 350 296
Guangdong Investment, Ltd. 120,000 76,405
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 700 2,915
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 15,500 23,377
Guangdong Sirio Pharma Co.,
Ltd., Class A 130 475
Guangdong South New Media
Co., Ltd., Class A 1,200 6,684
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 3,700 7,709
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 2,200 3,997
Guangshen Railway Co., Ltd.,
Class H 50,000 13,892
Guangxi Liugong Machinery
Co., Ltd., Class A 11,900 20,017
Guangxi LiuYao Group Co.,
Ltd., Class A 1,500 3,809
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 10,100 13,716
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 16,000 37,621
Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 1,300 6,159
Shares Value †
CHINA — (Continued)
Guangzhou Haige
Communications Group, Inc.
Co., Class A 8,100 $ 12,853
Guangzhou KDT Machinery
Co., Ltd., Class A 1,100 2,603
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 4,500 21,509
Guangzhou Restaurant Group
Co., Ltd., Class A 600 1,348
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 3,600 18,187
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 8,500 22,562
Guangzhou Wondfo Biotech
Co., Ltd., Class A 1,000 3,474
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 1,000 1,253
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 2,500 5,198
*Guizhou Bailing Group
Pharmaceutical Co., Ltd.,
Class A 3,000 1,612
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 7,200 3,586
Guolian Securities Co., Ltd.,
Class H 5,000 2,791
Guomai Technologies, Inc.,
Class A 300 352
Guosen Securities Co., Ltd.,
Class A 900 1,460
Ω#Guotai Junan Securities
Co., Ltd., Class H 13,000 19,096
Gushengtang Holdings, Ltd. 13,700 64,408
H World Group, Ltd. 60,600 224,491
ΩHaidilao International
Holding, Ltd. 88,000 177,485
Haier Smart Home Co., Ltd.,
Class H 122,800 446,221
Hainan Drinda New Energy
Technology Co., Ltd., Class A 100 1,121
Hainan Haide Capital
Management Co., Ltd., Class
A 1,995 2,348
Haisco Pharmaceutical Group
Co., Ltd., Class A 300 1,471
Haitian International Holdings,
Ltd. 57,000 157,633
#Haitong Securities Co., Ltd.,
Class H 153,200 127,890
Hand Enterprise Solutions Co.,
Ltd., Class A 5,000 6,650
Hangcha Group Co., Ltd.,
Class A 13,160 32,531
Hangjin Technology Co., Ltd.,
Class A 1,100 2,792
Hangxiao Steel Structure Co.,
Ltd., Class A 6,300 2,545

64
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 1,900 $ 2,642
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 600 3,700
Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 400 1,153
Hangzhou Great Star Industrial
Co., Ltd., Class A 4,100 16,451
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 200 1,095
Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 900 3,357
Hangzhou Onechance Tech
Corp., Class A 300 876
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 6,200 21,885
Hangzhou Robam Appliances
Co., Ltd., Class A 8,269 28,190
Hangzhou Sunrise Technology
Co., Ltd. 500 1,189
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 7,000 31,649
ΩHansoh Pharmaceutical
Group Co., Ltd. 50,000 116,665
Haohua Chemical Science &
Technology Co., Ltd., Class A 4,000 18,104
Ω*Harbin Bank Co., Ltd., Class
H 9,000 423
Harbin Boshi Automation Co.,
Ltd., Class A 5,900 12,209
Harbin Electric Co., Ltd., Class
H 66,000 21,818
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 1,700 570
*Harbin Pharmaceutical Group
Co., Ltd., Class A 6,600 3,667
HBIS Resources Co., Ltd.,
Class A 4,400 9,068
Health & Happiness H&H
International Holdings, Ltd. 31,000 40,592
*Healthcare Co., Ltd., Class A 300 267
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 3,200 9,203
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 420 3,065
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 2,000 5,803
Hefei Meiya Optoelectronic
Technology, Inc., Class A 2,600 5,690
Hefei Urban Construction
Development Co., Ltd., Class
A 5,200 5,997
Heilongjiang Agriculture Co.,
Ltd., Class A 4,000 8,687
Henan Lingrui Pharmaceutical
Co., Class A 2,400 7,222
Shares Value †
CHINA — (Continued)
Henan Pinggao Electric Co.,
Ltd., Class A 5,700 $ 14,594
Henan Thinker Automatic
Equipment Co., Ltd., Class A 1,200 4,083
*Henan Yicheng New Energy
Co., Ltd., Class A 11,700 9,455
Henan Yuguang Gold & Lead
Co., Ltd., Class A 6,000 5,842
*Henan Zhongfu Industry Co.,
Ltd. 28,800 11,717
Hengli Petrochemical Co., Ltd.,
Class A 23,600 45,493
Hengtong Optic-electric Co.,
Ltd., Class A 5,700 13,842
Hengyi Petrochemical Co.,
Ltd., Class A 8,500 7,608
#*Hesai Group, ADR 4,955 22,298
Hesteel Co., Ltd., Class A 5,000 1,550
Hexing Electrical Co., Ltd.,
Class A 600 3,253
*Hezong Sience&Technology
Co., Ltd., Class A 600 290
#Hisense Home Appliances
Group Co., Ltd., Class H 29,000 91,763
Hisense Visual Technology
Co., Ltd., Class A 1,500 4,699
Hithink RoyalFlush Information
Network Co., Ltd., Class A 1,500 43,147
HLA Group Corp., Ltd., Class
A 26,400 21,075
#*Hopson Development
Holdings, Ltd. 112,801 50,637
Huaan Securities Co., Ltd.,
Class A 19,800 17,112
Huadong Medicine Co., Ltd.,
Class A 6,800 31,492
Huafon Chemical Co., Ltd.,
Class A 15,500 17,636
*Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 7,800 10,188
*Huafu Fashion Co., Ltd.,
Class A 10,200 5,624
Huagong Tech Co., Ltd., Class
A 1,000 5,525
Huaihe Energy Group Co.,
Ltd., Class A 15,600 8,185
Hualan Biological Engineering,
Inc., Class A 5,000 11,560
Huaming Power Equipment
Co., Ltd. 1,200 2,882
Huangshan Novel Co., Ltd. 800 1,158
Huapont Life Sciences Co.,
Ltd., Class A 16,900 10,930
ΩHuatai Securities Co., Ltd.,
Class H 65,400 111,210
Huaxi Securities Co., Ltd.,
Class A 5,000 5,927
Huaxia Bank Co., Ltd., Class A 27,300 27,078
Huayu Automotive Systems
Co., Ltd., Class A 8,500 18,007

65
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Hubei Chutian Smart
Communication Co., Ltd. 3,400 $ 1,965
*Hubei Dinglong Co., Ltd.,
Class A 2,600 9,871
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 2,600 15,313
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 3,200 13,563
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 9,000 27,943
Hubei Yihua Chemical Industry
Co., Ltd., Class A 600 1,191
Ω*Huitongda Network Co.,
Ltd., Class H 600 1,542
Huizhou Desay Sv Automotive
Co., Ltd., Class A 1,400 23,937
Humanwell Healthcare Group
Co., Ltd., Class A 7,000 21,163
Hunan Aihua Group Co., Ltd.,
Class A 2,300 4,685
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 4,400 1,833
Hunan Gold Corp., Ltd., Class
A 2,900 6,843
Hunan Valin Steel Co., Ltd.,
Class A 12,500 8,225
Hunan Zhongke Electric Co.,
Ltd., Class A 2,800 5,625
Hundsun Technologies, Inc.,
Class A 900 3,385
Ω*Hygeia Healthcare Holdings
Co., Ltd. 11,400 25,808
*Hytera Communications
Corp., Ltd., Class A 4,000 15,825
*HyUnion Holding Co., Ltd.,
Class A 3,400 3,143
*IAT Automobile Technology
Co., Ltd., Class A 600 992
Ω#*iDreamSky Technology
Holdings, Ltd. 78,000 20,768
IEIT Systems Co., Ltd., Class
A 3,300 21,658
iFlytek Co., Ltd., Class A 5,400 34,811
Ω*IMAX China Holding, Inc. 10,000 10,599
Industrial & Commercial Bank
of China, Ltd., Class H 1,114,000 667,735
Industrial Bank Co., Ltd., Class
A 35,500 91,043
Industrial Securities Co., Ltd.,
Class A 8,200 7,524
Infore Environment
Technology Group Co., Ltd.,
Class A 19,000 12,875
Ω*Ingdan, Inc. 3,000 571
Ingenic Semiconductor Co.,
Ltd., Class A 1,000 10,225
*Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 9,600 2,303
Shares Value †
CHINA — (Continued)
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 200 $ 1,083
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 4,300 8,198
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 15,000 58,734
Ω*Innovent Biologics, Inc. 36,500 158,687
Inspur Digital Enterprise
Technology, Ltd. 38,000 15,983
#*iQIYI, Inc., Sponsored ADR 23,900 62,379
IReader Technology Co., Ltd.,
Class A 100 276
*IRICO Display Devices Co.,
Ltd. 11,600 12,417
JA Solar Technology Co., Ltd.,
Class A 700 1,897
Jade Bird Fire Co., Ltd., Class
A 2,440 3,598
Jafron Biomedical Co., Ltd.,
Class A 2,500 10,915
Jason Furniture Hangzhou
Co., Ltd., Class A 2,700 12,531
JCET Group Co., Ltd., Class A 7,700 43,124
JCHX Mining Management
Co., Ltd., Class A 1,100 6,182
Ω*JD Health International, Inc. 77,300 276,412
Ω*JD Logistics, Inc. 150,400 305,660
JD.com, Inc. 80,900 1,618,125
Jiajiayue Group Co., Ltd.,
Class A 4,500 6,976
Jiangling Motors Corp., Ltd.,
Class A 3,200 11,538
Jiangsu Asia Pacific Light Alloy
Technology Co., Ltd., Class A 4,400 3,475
Jiangsu Azure Corp., Class A 9,800 12,773
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 5,500 5,371
Jiangsu Cnano Technology
Co., Ltd., Class A 841 3,481
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 2,000 2,612
Jiangsu Eastern Shenghong
Co., Ltd., Class A 2,000 2,219
Jiangsu Expressway Co., Ltd.,
Class H 112,000 112,801
Jiangsu Guomao Reducer Co.,
Ltd., Class A 100 139
Jiangsu Guoxin Corp., Ltd.,
Class A 5,500 5,957
*Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 100 957
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 2,000 14,492
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 7,700 50,341

66
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
*Jiangsu Hoperun Software
Co., Ltd., Class A 500 $ 5,051
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 1,500 1,709
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 11,100 6,260
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 2,100 13,167
Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 1,100 2,208
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 1,400 8,626
Jiangsu Linyang Energy Co.,
Ltd., Class A 5,200 5,377
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 2,800 16,412
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 5,600 20,812
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 3,700 5,232
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 2,400 3,401
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 7,000 5,647
*Jiangsu Sopo Chemical Co.,
Class A 1,800 1,785
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 24,200 17,145
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 2,800 31,579
Jiangsu Yangnong Chemical
Co., Ltd., Class A 2,010 16,296
Jiangsu Yoke Technology Co.,
Ltd., Class A 400 3,580
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 4,100 19,505
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 23,300 13,860
Jiangsu Zhongtian Technology
Co., Ltd., Class A 16,300 36,017
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 7,600 2,985
Jiangxi Bank Co., Ltd., Class H 4,500 428
Jiangxi Ganyue Expressway
Co., Ltd., Class A 5,100 3,671
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 264 1,272
Jiangzhong Pharmaceutical
Co., Ltd., Class A 2,500 7,383
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 400 418
Jiayou International Logistics
Co., Ltd., Class A 2,940 8,187
Shares Value †
CHINA — (Continued)
*Jilin Chemical Fibre, Class A 1,600 $ 889
Jinchuan Group International
Resources Co., Ltd. 252,000 18,152
Jinduicheng Molybdenum Co.,
Ltd., Class A 16,200 24,387
Jingjin Equipment, Inc., Class
A 1,000 2,525
Jinhui Liquor Co., Ltd., Class A 400 1,149
*Jinke Smart Services Group
Co., Ltd., Class H 800 776
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 13,300 4,963
Ω#Jinxin Fertility Group, Ltd. 316,500 140,451
Jinyu Bio-Technology Co.,
Ltd., Class A 3,000 2,849
Ω#Jiumaojiu International
Holdings, Ltd. 67,000 28,957
Jiuzhitang Co., Ltd., Class A 3,800 3,897
JL Mag Rare-Earth Co., Ltd.,
Class A 600 1,450
JNBY Design, Ltd. 42,500 81,344
Jointown Pharmaceutical
Group Co., Ltd., Class A 33,441 24,256
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 2,400 7,700
Joy City Property, Ltd. 12,000 370
Joyoung Co., Ltd., Class A 2,000 2,831
Ω*JS Global Lifestyle Co., Ltd. 118,500 23,930
JSTI Group, Class A 11,100 22,004
Kaishan Group Co., Ltd.,
Class A 2,400 3,212
Kangji Medical Holdings, Ltd. 19,500 14,523
Kanzhun, Ltd., ADR 1,205 17,533
*KBC Corp., Ltd., Class A 1,183 4,164
Keboda Technology Co., Ltd.,
Class A 100 798
Keda Industrial Group Co.,
Ltd., Class A 2,500 2,953
Keeson Technology Corp.,
Ltd., Class A 200 262
Kehua Data Co., Ltd., Class A 1,900 7,077
Kidswant Children Products
Co., Ltd., Class A 2,900 4,549
*KingClean Electric Co., Ltd.,
Class A 1,900 6,603
Kingfa Sci & Tech Co., Ltd.,
Class A 6,900 8,654
*Kingsoft Cloud Holdings, Ltd. 232,000 45,061
*Kingsoft Cloud Holdings, Ltd.,
ADR 544 1,496
Konfoong Materials
International Co., Ltd., Class A 300 2,846
*Konka Group Co., Ltd., Class
A 6,400 6,321
KPC Pharmaceuticals, Inc.,
Class A 2,800 5,971
Ω*Kuaishou Technology,
Class W 57,100 337,118

67
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Kuang-Chi Technologies Co.,
Ltd., Class A 1,700 $ 10,136
Kunlun Tech Co., Ltd., Class A 2,600 14,864
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,680 6,206
Kweichow Moutai Co., Ltd.,
Class A 3,100 664,457
Lakala Payment Co., Ltd.,
Class A 9,300 28,978
Lancy Co., Ltd., Class A 500 1,242
Lao Feng Xiang Co., Ltd.,
Class A 4,700 32,409
Laobaixing Pharmacy Chain
JSC, Class A 10,400 23,447
LB Group Co., Ltd., Class A 10,800 28,546
Lee & Man Paper
Manufacturing, Ltd. 55,000 16,979
Lee's Pharmaceutical
Holdings, Ltd. 2,000 309
Ω*Legend Holdings Corp.,
Class H 68,700 67,601
Lenovo Group, Ltd. 1,334,000 1,767,365
Lens Technology Co., Ltd.,
Class A 20,700 65,487
Leo Group Co., Ltd., Class A 29,300 7,934
Leyard Optoelectronic Co.,
Ltd., Class A 4,800 3,583
*Li Auto, Inc., Class A 23,600 326,024
Li Ning Co., Ltd. 314,000 640,569
Lianhe Chemical Technology
Co., Ltd., Class A 5,800 4,850
*Liao Ning Oxiranchem, Inc.,
Class A 300 270
*Lier Chemical Co., Ltd., Class
A 2,900 3,357
#*Lifetech Scientific Corp. 282,000 60,576
#Lingbao Gold Group Co.,
Ltd., Class H 38,000 17,254
Lingyi iTech Guangdong Co.,
Class A 25,800 32,649
#LK Technology Holdings, Ltd. 50,000 19,294
Loncin Motor Co., Ltd., Class A 6,900 7,909
Ω*Longfor Group Holdings,
Ltd. 49,000 79,541
Longhua Technology Group
Luoyang Co., Ltd., Class A 1,300 1,319
LONGi Green Energy
Technology Co., Ltd., Class A 11,400 31,571
Longshine Technology Group
Co., Ltd., Class A 2,000 3,457
Luenmei Quantum Co., Ltd.,
Class A 14,100 11,711
Luolai Lifestyle Technology
Co., Ltd., Class A 200 201
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 1,700 5,395
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 2,900 2,787
Shares Value †
CHINA — (Continued)
Luxi Chemical Group Co., Ltd.,
Class A 12,800 $ 20,993
Luxshare Precision Industry
Co., Ltd., Class A 16,200 95,957
Ω#*Luye Pharma Group, Ltd. 262,000 94,024
Luzhou Laojiao Co., Ltd.,
Class A 1,700 32,319
Maccura Biotechnology Co.,
Ltd., Class A 3,200 6,294
Mango Excellent Media Co.,
Ltd., Class A 4,900 17,241
Ω#*Maoyan Entertainment 64,800 65,180
Maxscend Microelectronics
Co., Ltd., Class A 300 4,027
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 1,400 4,932
ΩMedlive Technology Co., Ltd. 13,000 14,130
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 23,800 15,860
Ω#Meitu, Inc. 159,000 54,197
Ω*Meituan, Class W 84,310 1,979,133
Metallurgical Corp. of China,
Ltd., Class H 152,000 32,651
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 600 601
*Microport Scientific Corp. 21,900 18,141
Micro-Tech Nanjing Co., Ltd. 461 4,683
Midea Group Co., Ltd., Class A 18,000 180,357
ΩMidea Real Estate Holding,
Ltd. 21,600 9,224
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 2,100 16,805
Ming Yang Smart Energy
Group, Ltd., Class A 7,400 12,500
#MINISO Group Holding, Ltd.,
Class A 61,200 310,944
*Minth Group, Ltd. 50,000 91,325
MLS Co., Ltd., Class A 9,700 11,703
*MMG, Ltd. 412,800 144,956
Ω*Mobvista, Inc. 138,000 35,501
Morimatsu International
Holdings Co., Ltd. 37,000 22,035
MYS Group Co., Ltd., Class A 7,400 3,405
NanJi E-Commerce Co., Ltd.,
Class A 7,200 3,273
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 1,400 7,012
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 4,700 9,706
Nanjing Pharmaceutical Co.,
Ltd. 2,700 1,864
*Nanjing Tanker Corp. 900 428
Nantong Jianghai Capacitor
Co., Ltd., Class A 3,500 7,302
NARI Technology Co., Ltd.,
Class A 27,040 98,481

68
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
National Silicon Industry Group
Co., Ltd., Class A 911 $ 2,873
NAURA Technology Group
Co., Ltd., Class A 1,400 77,066
*NavInfo Co., Ltd., Class A 9,900 14,167
NetDragon Websoft Holdings,
Ltd. 29,000 37,824
NetEase, Inc. 65,600 1,044,618
NetEase, Inc., Sponsored ADR 6,620 532,976
Neusoft Corp., Class A 2,800 4,368
New China Life Insurance Co.,
Ltd., Class H 122,000 412,714
New Hope Dairy Co., Ltd.,
Class A 1,200 2,069
Ω*<New Horizon Health, Ltd. 4,000 5,459
Neway Valve Suzhou Co.,
Ltd., Class A 5,700 17,713
*Newborn Town, Inc. 82,000 39,764
Newland Digital Technology
Co., Ltd., Class A 13,500 36,156
Nexteer Automotive Group,
Ltd. 13,000 4,766
*Ninestar Corp., Class A 2,300 9,100
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 1,100 3,423
Ningbo Huaxiang Electronic
Co., Ltd., Class A 2,700 4,845
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 8,800 16,173
*Ningbo Joyson Electronic
Corp., Class A 5,100 11,935
Ningbo Orient Wires & Cables
Co., Ltd., Class A 1,500 11,882
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 1,512 6,343
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 13,700 59,276
Ningbo Shanshan Co., Ltd.,
Class A 2,000 2,559
Ningbo Tuopu Group Co., Ltd.,
Class A 2,030 12,397
Ningbo Xusheng Group Co.,
Ltd., Class A 740 1,350
Ningbo Yunsheng Co., Ltd.,
Class A 2,200 2,154
Ningbo Zhoushan Port Co.,
Ltd., Class A 1,800 939
*NIO, Inc., Class A 41,120 220,293
*Niu Technologies, ADR 1,170 2,691
NKY Medical Holdings, Ltd.,
Class A 4,000 7,048
Ω#Nongfu Spring Co., Ltd.,
Class H 14,200 52,786
Norinco International
Cooperation, Ltd., Class A 6,600 9,528
North Copper Co., Ltd., Class
A 19,100 24,411
North Huajin Chemical
Industries Co., Ltd., Class A 4,600 3,466
Shares Value †
CHINA — (Continued)
North Industries Group Red
Arrow Co., Ltd., Class A 2,300 $ 5,476
Northeast Pharmaceutical
Group Co., Ltd., Class A 3,000 2,125
Northeast Securities Co., Ltd.,
Class A 16,000 19,192
Northking Information
Technology Co., Ltd., Class A 1,120 2,440
*NSFOCUS Technologies
Group Co., Ltd., Class A 1,900 2,492
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 4,300 3,360
*Offcn Education Technology
Co., Ltd., Class A 3,400 1,565
Offshore Oil Engineering Co.,
Ltd., Class A 24,500 18,630
*OFILM Group Co., Ltd., Class
A 7,000 17,324
Oppein Home Group, Inc.,
Class A 1,600 15,758
Opple Lighting Co., Ltd., Class
A 2,400 5,855
ORG Technology Co., Ltd.,
Class A 18,700 13,301
ΩOrient Securities Co., Ltd.,
Class H 57,200 38,259
*Oriental Energy Co., Ltd.,
Class A 6,700 8,300
*Ourpalm Co., Ltd., Class A 2,900 2,286
Ovctek China, Inc., Class A 2,800 7,346
*Pacific Securities Co., Ltd.
(The), Class A 20,400 12,793
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 5,600 17,591
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 1,000 404
PCI Technology Group Co.,
Ltd., Class A 12,600 8,662
*PDD Holdings, Inc.,
Sponsored ADR 21,110 2,545,655
*Pengxin International Mining
Co., Ltd., Class A 8,400 3,830
People.cn Co., Ltd., Class A 1,900 6,075
People's Insurance Co. Group
of China, Ltd. (The), Class H 501,000 253,258
Perfect World Co., Ltd., Class
A 8,000 11,246
Ω#Pharmaron Beijing Co.,
Ltd., Class H 22,300 43,141
PICC Property & Casualty Co.,
Ltd., Class H 492,000 748,024
Ping An Bank Co., Ltd., Class
A 33,000 52,686
Ping An Insurance Group Co.
of China, Ltd. 257,500 1,594,802
*Polaris Bay Group Co., Ltd.,
Class A 4,100 4,498

69
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Poly Developments and
Holdings Group Co., Ltd.,
Class A 26,800 $ 40,607
Poly Property Group Co., Ltd. 229,000 49,485
Poly Property Services Co.,
Ltd., Class H 13,400 55,586
Pony Testing International
Group Co., Ltd., Class A 600 669
ΩPop Mart International
Group, Ltd. 41,800 379,052
ΩPostal Savings Bank of
China Co., Ltd., Class H 266,000 152,940
Pou Sheng International
Holdings, Ltd. 10,000 746
Power Construction Corp. of
China, Ltd., Class A 7,400 5,710
*Q Technology Group Co., Ltd. 31,000 20,336
*Qi An Xin Technology Group,
Inc. 1,364 6,070
Qianhe Condiment and Food
Co., Ltd., Class A 3,000 5,190
Qingdao Citymedia Co., Ltd. 600 601
Qingdao East Steel Tower
Stock Co., Ltd., Class A 9,800 9,597
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 100 241
Qingdao Gaoce Technology
Co., Ltd., Class A 208 401
Qingdao Gon Technology Co.,
Ltd., Class A 2,600 8,342
Qingdao Haier Biomedical Co.,
Ltd., Class A 2,585 11,246
Qingdao Hanhe Cable Co.,
Ltd., Class A 16,600 8,035
ΩQingdao Port International
Co., Ltd., Class H 35,000 24,491
Qingdao Rural Commercial
Bank Corp., Class A 29,300 12,003
Qingdao Sentury Tire Co.,
Ltd., Class A 700 2,705
Qingdao TGOOD Electric Co.,
Ltd., Class A 2,800 8,721
*Qinghai Salt Lake Industry
Co., Ltd., Class A 14,500 36,495
Queclink Wireless Solutions
Co., Ltd., Class A 300 605
Quectel Wireless Solutions
Co., Ltd., Class A 400 2,943
#*Radiance Holdings Group
Co., Ltd. 36,000 14,031
Rainbow Digital Commercial
Co., Ltd., Class A 5,500 3,920
Raytron Technology Co., Ltd.,
Class A 440 3,115
Realcan Pharmaceutical
Group Co., Ltd., Class A 6,800 2,957
Ω#*Redco Properties Group,
Ltd. 4,000 226
Shares Value †
CHINA — (Continued)
Renhe Pharmacy Co., Ltd.,
Class A 4,300 $ 3,475
Richinfo Technology Co., Ltd.,
Class A 500 1,561
Risen Energy Co., Ltd., Class
A 800 1,615
*RiseSun Real Estate
Development Co., Ltd., Class
A 20,800 5,223
Riyue Heavy Industry Co.,
Ltd., Class A 1,000 1,831
Rockchip Electronics Co., Ltd.,
Class A 200 2,480
Rongsheng Petrochemical
Co., Ltd., Class A 8,400 11,113
*Roshow Technology Co., Ltd.,
Class A 3,300 3,083
Ruida Futures Co., Ltd., Class
A 400 898
Sailun Group Co., Ltd., Class
A 700 1,425
Sanan Optoelectronics Co.,
Ltd., Class A 2,100 4,051
Sangfor Technologies, Inc.,
Class A 300 2,777
Sanquan Food Co., Ltd., Class
A 3,800 5,816
Sany Heavy Equipment
International Holdings Co., Ltd. 180,000 117,848
Sany Heavy Industry Co., Ltd.,
Class A 14,400 36,869
Satellite Chemical Co., Ltd.,
Class A 11,900 31,570
SDIC Capital Co., Ltd., Class A 12,200 13,573
Sealand Securities Co., Ltd.,
Class A 20,400 14,310
*Seazen Group, Ltd. 292,000 88,264
*Seazen Holdings Co., Ltd.,
Class A 4,900 9,995
*Seres Group Co., Ltd., Class
A 600 9,823
SF Holding Co., Ltd., Class A 11,400 71,427
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 45,900 29,235
*Shaanxi Construction
Machinery Co., Ltd., Class A 400 210
Shandong Bohui Paper
Industrial Co., Ltd., Class A 2,600 1,682
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 3,700 8,700
ΩShandong Gold Mining Co.,
Ltd., Class H 70,750 140,510
Shandong Head Group Co.,
Ltd., Class A 2,000 3,923
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 4,400 28,081

70
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Shandong Hi-speed Co., Ltd.,
Class A 2,200 $ 2,651
Shandong Hi-Speed Road &
Bridge Co., Ltd., Class A 5,900 5,339
Shandong Humon Smelting
Co., Ltd., Class A 4,400 6,889
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 100 187
Shandong Jinjing Science &
Technology Co., Ltd., Class A 1,400 1,212
Shandong Pharmaceutical
Glass Co., Ltd., Class A 2,800 9,872
Shandong Sun Paper Industry
JSC, Ltd., Class A 2,800 5,111
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 2,300 15,247
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 268,800 167,689
Shandong WIT Dyne Health
Co., Ltd., Class A 100 401
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 17,300 31,043
Shanghai AtHub Co., Ltd.,
Class A 7,098 16,451
Shanghai Bailian Group Co.,
Ltd., Class A 6,700 9,184
*Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 500 1,480
Shanghai Baolong Automotive
Corp., Class A 1,000 5,376
Shanghai Baosight Software
Co., Ltd., Class A 9,008 33,970
Shanghai Baosteel Packaging
Co., Ltd., Class A 2,500 1,817
Shanghai Chicmax Cosmetic
Co., Ltd. 200 884
Shanghai Construction Group
Co., Ltd., Class A 37,600 13,240
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 260 352
*Shanghai Electric Group Co.,
Ltd., Class H 164,000 52,948
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 200 241
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 19,000 36,170
#Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 14,000 29,857
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 700 4,879
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 1,120 3,925
Shares Value †
CHINA — (Continued)
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 1,600 $ 4,133
Ω*Shanghai Henlius Biotech,
Inc., Class H 10,200 28,536
Shanghai Huayi Group Co.,
Ltd., Class A 8,300 7,837
Shanghai Industrial Urban
Development Group, Ltd. 6,000 340
Shanghai Jahwa United Co.,
Ltd., Class A 1,800 4,159
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 800 3,025
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 2,800 4,384
Shanghai Liangxin Electrical
Co., Ltd., Class A 5,900 5,662
Shanghai Lingang Holdings
Corp., Ltd., Class A 7,400 11,763
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 900 1,369
Shanghai M&G Stationery,
Inc., Class A 3,200 13,019
*Shanghai Medicilon, Inc.,
Class A 400 1,965
Shanghai Moons' Electric Co.,
Ltd., Class A 100 658
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 86,700 133,824
Shanghai Pret Composites
Co., Ltd., Class A 8,000 9,439
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 66,100 91,251
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 2,700 6,368
Shanghai RAAS Blood
Products Co., Ltd., Class A 13,600 14,043
Shanghai Runda Medical
Technology Co., Ltd., Class A 1,900 4,524
Shanghai Rural Commercial
Bank Co., Ltd., Class A 26,300 28,596
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 5,100 8,658
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 700 3,886
Shanghai Stonehill Technology
Co., Ltd., Class A 16,300 7,066
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 200 235
Shanghai Tunnel Engineering
Co., Ltd., Class A 10,600 10,187
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 4,400 7,068

71
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai Wanye Enterprises
Co., Ltd., Class A 2,600 $ 5,541
Shanghai Yaoji Technology
Co., Ltd., Class A 2,400 8,983
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 15,300 12,793
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 5,500 22,130
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 6,000 5,118
Shanjin International Gold Co.,
Ltd., Class A 8,300 21,030
Shannon Semiconductor
Technology Co., Ltd. 5,300 25,400
Shanxi Guoxin Energy Corp.,
Ltd., Class A 14,700 5,898
Shanxi Securities Co., Ltd.,
Class A 8,800 7,852
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 600 318
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 2,800 78,919
Shanying International Holding
Co., Ltd., Class A 13,100 3,363
Shede Spirits Co., Ltd., Class
A 1,200 10,669
Shengda Resources Co., Ltd.,
Class A 7,900 16,558
Shenghe Resources Holding
Co., Ltd., Class A 2,100 3,335
Shengyi Technology Co., Ltd.,
Class A 2,900 8,365
Shennan Circuits Co., Ltd.,
Class A 2,300 33,901
ΩShenwan Hongyuan Group
Co., Ltd., Class H 112,800 36,128
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 100 1,223
Shenzhen Agricultural
Products Group Co., Ltd.,
Class A 3,100 2,849
Shenzhen Airport Co., Ltd.,
Class A 8,400 8,190
Shenzhen Aisidi Co., Ltd.,
Class A 8,900 18,255
Shenzhen Capchem
Technology Co., Ltd., Class A 1,100 5,926
Shenzhen Cereals Holdings
Co., Ltd., Class A 4,000 3,822
Shenzhen Comix Group Co.,
Ltd., Class A 6,800 5,705
Shenzhen Das Intellitech Co.,
Ltd., Class A 3,600 1,753
Shenzhen Desay Battery
Technology Co., Class A 2,470 8,729
*Shenzhen Dynanonic Co.,
Ltd., Class A 1,300 7,261
Shares Value †
CHINA — (Continued)
Shenzhen Envicool
Technology Co., Ltd., Class A 980 $ 4,457
*Shenzhen Everwin Precision
Technology Co., Ltd., Class A 4,400 11,080
Shenzhen Expressway Corp.,
Ltd., Class H 32,000 29,059
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 1,900 2,991
Shenzhen FRD Science &
Technology Co., Ltd., Class A 400 1,182
Shenzhen Gas Corp., Ltd.,
Class A 7,000 7,208
Shenzhen Gongjin Electronics
Co., Ltd., Class A 2,600 3,068
Shenzhen Goodix Technology
Co., Ltd., Class A 400 5,046
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 1,600 2,727
Shenzhen Huaqiang Industry
Co., Ltd., Class A 5,100 27,568
Shenzhen Inovance
Technology Co., Ltd., Class A 4,000 31,095
*Shenzhen International
Holdings, Ltd. 190,000 161,299
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 125
Shenzhen Investment, Ltd. 276,000 34,081
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 600 705
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 1,900 2,058
Shenzhen Kaifa Technology
Co., Ltd., Class A 4,400 14,581
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 500 1,321
Shenzhen Kedali Industry Co.,
Ltd., Class A 800 11,089
Shenzhen Kinwong Electronic
Co., Ltd., Class A 1,900 6,891
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 2,500 6,952
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 3,000 4,823
Shenzhen Leaguer Co., Ltd.,
Class A 6,200 9,212
Shenzhen Megmeet Electrical
Co., Ltd., Class A 2,100 13,405
Shenzhen Microgate
Technology Co., Ltd., Class A 1,400 2,648
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 3,700 138,390
Shenzhen MTC Co., Ltd.,
Class A 12,800 9,554
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 2,900 27,870

72
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 11,100 $ 4,064
Shenzhen Noposin Crop
Science Co., Ltd., Class A 900 1,171
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 22,400 9,302
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 1,100 4,969
Shenzhen SC New Energy
Technology Corp., Class A 1,400 14,645
Shenzhen SED Industry Co.,
Ltd., Class A 2,600 7,149
Shenzhen SEG Co., Ltd.,
Class A 200 309
Shenzhen Sunlord Electronics
Co., Ltd., Class A 3,000 12,454
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 300 1,067
Shenzhen Suntak Circuit
Technology Co., Ltd., Class A 7,900 10,396
Shenzhen Sunway
Communication Co., Ltd.,
Class A 4,400 15,303
Shenzhen Tagen Group Co.,
Ltd., Class A 8,300 5,147
Shenzhen Topband Co., Ltd.,
Class A 5,100 8,314
Shenzhen Transsion Holdings
Co., Ltd., Class A 9,633 129,064
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 6,600 19,732
*Shenzhen World Union
Group, Inc., Class A 14,900 5,519
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 2,700 1,875
Shenzhen Yinghe Technology
Co., Ltd., Class A 1,700 5,602
Shenzhen Ysstech Info-tech
Co., Ltd., Class A 200 448
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 5,000 17,881
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 15,800 10,906
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 2,400 12,472
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 12,500 29,813
Shinva Medical Instrument
Co., Ltd., Class A 2,340 5,686
Shuangliang Eco-Energy
Systems Co., Ltd., Class A 1,800 1,821
Shui On Land, Ltd. 313,500 28,631
*Siasun Robot & Automation
Co., Ltd., Class A 2,600 4,961
Shares Value †
CHINA — (Continued)
Sichuan Chengfei Integration
Technology Corp., Class A 600 $ 1,469
Sichuan Chuantou Energy Co.,
Ltd., Class A 13,200 31,001
Sichuan Development Lomon
Co., Ltd., Class A 21,100 55,889
Sichuan Expressway Co., Ltd.,
Class H 68,000 27,639
Sichuan Haite High-tech Co.,
Ltd., Class A 200 336
*Sichuan Hongda Co., Ltd. 400 487
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 400 1,264
*Sichuan Lutianhua Co., Ltd.,
Class A 600 365
Sichuan New Energy Power
Co., Ltd., Class A 1,500 2,473
Sichuan Road and Bridge
Group Co., Ltd., Class A 27,860 29,901
Sichuan Teway Food Group
Co., Ltd., Class A 1,400 2,793
Sichuan Yahua Industrial
Group Co., Ltd., Class A 3,300 4,912
Sieyuan Electric Co., Ltd.,
Class A 2,200 23,581
Ω#Simcere Pharmaceutical
Group, Ltd. 79,000 71,334
Sino Biopharmaceutical, Ltd. 722,000 327,827
Sinocare, Inc., Class A 1,000 3,650
Sinofert Holdings, Ltd. 108,000 16,114
Sinolink Securities Co., Ltd.,
Class A 300 385
Sinoma International
Engineering Co., Class A 13,900 20,144
Sinoma Science & Technology
Co., Ltd., Class A 2,600 4,731
Sinomach Automobile Co.,
Ltd., Class A 7,200 6,485
Sinomine Resource Group
Co., Ltd., Class A 2,200 10,241
Sinopec Engineering Group
Co., Ltd., Class H 164,000 114,123
*Sinopec Oilfield Equipment
Corp., Class A 12,600 10,076
*Sinopec Oilfield Service
Corp., Class H 178,000 15,569
*Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 216,000 33,340
Sinopharm Group Co., Ltd.,
Class H 214,400 533,353
Sino-Platinum Metals Co., Ltd.,
Class A 2,260 4,499
Sinoseal Holding Co., Ltd.,
Class A 200 1,018
Sinosoft Co., Ltd., Class A 4,760 14,879
Sinosteel Engineering &
Technology Co., Ltd., Class A 5,900 5,372
Sinotrans, Ltd., Class H 240,000 107,429

73
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Sinotruk Jinan Truck Co., Ltd.,
Class A 8,000 $ 18,833
Skshu Paint Co., Ltd., Class A 3,680 23,026
Skyworth Digital Co., Ltd.,
Class A 4,600 9,196
Skyworth Group, Ltd. 125,852 50,021
Songcheng Performance
Development Co., Ltd., Class
A 1,700 2,302
Sonoscape Medical Corp.,
Class A 1,000 4,994
SooChow Securities Co., Ltd.,
Class A 9,400 10,735
Southern Publishing & Media
Co., Ltd. 300 586
Southwest Securities Co., Ltd.,
Class A 16,800 11,337
SSY Group, Ltd. 186,000 90,196
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 3,300 2,968
StarPower Semiconductor,
Ltd., Class A 560 7,576
State Grid Information &
Communication Co., Ltd.,
Class A 2,000 5,724
State Grid Yingda Co., Ltd.,
Class A 3,500 2,853
STO Express Co., Ltd., Class
A 7,800 11,873
Sumavision Technologies Co.,
Ltd., Class A 400 337
Sumec Corp., Ltd., Class A 20,100 25,436
#Sun Art Retail Group, Ltd. 112,000 32,990
*Sun King Technology Group,
Ltd. 78,000 12,340
Sunflower Pharmaceutical
Group Co., Ltd., Class A 5,100 14,074
Sungrow Power Supply Co.,
Ltd., Class A 8,700 110,608
Suning Universal Co., Ltd.,
Class A 14,900 4,996
Sunny Optical Technology
Group Co., Ltd. 37,200 242,357
Sunresin New Materials Co.,
Ltd., Class A 1,350 9,262
Sunrise Group Co., Ltd., Class
A 4,500 3,453
Sunward Intelligent Equipment
Co., Ltd., Class A 7,000 7,847
Sunwoda Electronic Co., Ltd.,
Class A 5,800 18,406
Suofeiya Home Collection Co.,
Ltd., Class A 1,300 3,535
Suzhou Anjie Technology Co.,
Ltd., Class A 3,700 8,150
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 9,600 42,398
Shares Value †
CHINA — (Continued)
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 16,300 $ 8,301
Suzhou Good-Ark Electronics
Co., Ltd., Class A 1,000 1,685
*Suzhou Secote Precision
Electronic Co., Ltd., Class A 500 4,980
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 1,120 20,160
SY Holdings Group, Ltd. 32,000 28,401
SYoung Group Co., Ltd., Class
A 500 887
Taiji Computer Corp., Ltd.,
Class A 1,100 4,128
TangShan Port Group Co.,
Ltd., Class A 17,700 10,852
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 8,000 6,184
Tasly Pharmaceutical Group
Co., Ltd., Class A 5,500 11,543
TCL Electronics Holdings, Ltd. 147,000 104,373
Telling Telecommunication
Holding Co., Ltd., Class A 17,700 38,564
Tencent Holdings, Ltd. 198,200 10,314,844
Tencent Music Entertainment
Group, ADR 35,998 400,658
Tenfu Cayman Holdings Co.,
Ltd. 1,000 486
Three Squirrels, Inc., Class A 1,000 3,580
Three's Co. Media Group Co.,
Ltd., Class A 1,435 6,134
Thunder Software Technology
Co., Ltd., Class A 800 6,511
Tian Lun Gas Holdings, Ltd. 2,000 872
Tiande Chemical Holdings,
Ltd. 4,000 607
Tiangong International Co.,
Ltd. 42,000 9,670
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 6,500 3,757
Tianjin Port Co., Ltd., Class A 6,100 4,108
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 1,100 2,807
Tianjin Teda Co., Ltd., Class A 800 542
*Tianma Microelectronics Co.,
Ltd., Class A 7,900 10,130
#Tianqi Lithium Corp. 7,400 24,796
Tianshui Huatian Technology
Co., Ltd., Class A 12,700 24,463
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 100 317
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 5,570 29,484
Time Interconnect Technology,
Ltd. 16,000 10,084
Tingyi Cayman Islands Holding
Corp. 122,000 178,267

74
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Titan Wind Energy Suzhou
Co., Ltd., Class A 3,700 $ 4,755
Toly Bread Co., Ltd., Class A 7,840 6,588
*Tomson Group, Ltd. 2,244 701
Tongcheng Travel Holdings,
Ltd. 100,800 227,676
TongFu Microelectronics Co.,
Ltd., Class A 8,600 32,601
*Tongguan Gold Group, Ltd. 2,000 125
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 8,100 9,614
Tongkun Group Co., Ltd.,
Class A 7,800 12,891
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 8,400 6,717
Tongling Nonferrous Metals
Group Co., Ltd., Class A 65,600 31,291
Tongyu Heavy Industry Co.,
Ltd., Class A 17,700 7,350
Topchoice Medical Corp.,
Class A 1,680 11,839
Topsec Technologies Group,
Inc., Class A 5,900 6,539
ΩTopsports International
Holdings, Ltd. 202,000 67,035
*Towngas Smart Energy Co.,
Ltd. 88,000 36,221
*TPV Technology Co., Ltd.,
Class A 51,100 20,432
TravelSky Technology, Ltd.,
Class H 40,000 56,081
Trina Solar Co., Ltd., Class A 9,329 32,760
*Trip.com Group, Ltd. 18,100 1,166,405
*Trip.com Group, Ltd.,
Sponsored ADR 5,250 338,100
Truking Technology, Ltd.,
Class A 1,100 1,144
*Tsinghua Tongfang Co., Ltd.,
Class A 2,700 3,231
Tsingtao Brewery Co., Ltd.,
Class H 8,000 51,605
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 1,400 13,156
Unilumin Group Co., Ltd.,
Class A 5,300 5,309
Uni-President China Holdings,
Ltd. 84,000 78,658
Unisplendour Corp., Ltd.,
Class A 13,700 50,453
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 6,500 13,569
V V Food Beverage Co., Ltd.,
Class A 2,200 895
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 400 948
Vatti Corp., Ltd., Class A 2,400 2,653
Shares Value †
CHINA — (Continued)
Venustech Group, Inc., Class
A 2,000 $ 4,975
Victory Giant Technology
Huizhou Co., Ltd., Class A 1,400 8,844
Vipshop Holdings, Ltd.,
Sponsored ADR 43,708 631,144
Ω*Viva Biotech Holdings 34,000 4,242
*Wanda Film Holding Co., Ltd.,
Class A 1,400 2,369
Wangneng Environment Co.,
Ltd., Class A 2,600 5,468
Wangsu Science &
Technology Co., Ltd., Class A 6,600 8,926
Wanguo Gold Group, Ltd. 2,000 2,529
Wanhua Chemical Group Co.,
Ltd., Class A 4,100 43,284
Want Want China Holdings,
Ltd. 300,000 186,767
Wanxiang Qianchao Co., Ltd.,
Class A 12,600 11,526
Wasion Holdings, Ltd. 72,000 54,641
Weichai Power Co., Ltd., Class
H 208,000 315,168
Weihai Guangwei Composites
Co., Ltd., Class A 5,880 28,840
Ω*Weimob, Inc. 100,000 20,838
Western Mining Co., Ltd.,
Class A 11,800 29,285
Western Securities Co., Ltd.,
Class A 22,400 25,769
Western Superconducting
Technologies Co., Ltd., Class
A 1,987 14,016
Will Semiconductor Co., Ltd.,
Class A 2,700 40,645
Winall Hi-Tech Seed Co., Ltd.,
Class A 3,500 6,678
Windey Energy Technology
Group Co., Ltd., Class A 260 491
Wingtech Technology Co.,
Ltd., Class A 5,700 35,002
Winner Medical Co., Ltd.,
Class A 900 3,938
Winning Health Technology
Group Co., Ltd., Class A 6,600 7,287
Wolong Electric Group Co.,
Ltd., Class A 8,700 18,296
Wuchan Zhongda Group Co.,
Ltd., Class A 25,100 17,642
Wuhan DR Laser Technology
Corp., Ltd., Class A 400 4,392
Wuhan East Lake High
Technology Group Co., Ltd. 2,000 3,589
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 400 616
Wuhan Guide Infrared Co.,
Ltd., Class A 10,400 12,927
Wuhan Jingce Electronic
Group Co., Ltd., Class A 100 861

75
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Wuhu Token Science Co.,
Ltd., Class A 5,500 $ 5,625
Wuliangye Yibin Co., Ltd.,
Class A 9,300 191,575
WUS Printed Circuit Kunshan
Co., Ltd., Class A 3,800 21,789
Ω#WuXi AppTec Co., Ltd.,
Class H 39,900 265,336
Ω*Wuxi Biologics Cayman, Inc. 160,000 336,283
Wuxi Boton Technology Co.,
Ltd., Class A 900 2,405
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 15,000 39,521
Wuxi NCE Power Co., Ltd.,
Class A 560 2,819
Wuxi Rural Commercial Bank
Co., Ltd. 10,400 8,288
Wuxi Taiji Industry Co., Ltd.,
Class A 4,700 5,242
XCMG Construction Machinery
Co., Ltd., Class A 30,500 33,248
*XD, Inc. 9,400 25,270
XGD, Inc., Class A 1,400 5,401
Ω#Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 43,500 5,595
Xiamen Bank Co., Ltd., Class
A 15,200 11,110
Xiamen C & D, Inc., Class A 12,000 15,657
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 3,800 3,305
Xiamen Faratronic Co., Ltd.,
Class A 800 12,728
Xiamen ITG Group Corp., Ltd.,
Class A 20,600 18,872
Xiamen Jihong Technology
Co., Ltd., Class A 1,100 1,944
Xiamen Kingdomway Group
Co., Class A 2,300 5,279
Xiamen Tungsten Co., Ltd.,
Class A 12,200 33,273
Xiamen Xiangyu Co., Ltd.,
Class A 29,700 24,542
Xi'An Shaangu Power Co.,
Ltd., Class A 6,700 8,262
Xi'an Triangle Defense Co.,
Ltd., Class A 300 1,124
Xiandai Investment Co., Ltd.,
Class A 9,300 5,402
Xiangcai Co., Ltd., Class A 4,000 4,259
Ω*Xiaomi Corp., Class W 465,400 1,598,346
Xilinmen Furniture Co., Ltd.,
Class A 400 1,134
Xinfengming Group Co., Ltd.,
Class A 7,200 11,364
Xingfa Aluminium Holdings,
Ltd. 1,000 945
Xinhuanet Co., Ltd., Class A 1,000 3,356
Shares Value †
CHINA — (Continued)
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 100 $ 160
#*Xinte Energy Co., Ltd., Class
H 38,400 53,246
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 200 104
#*Xinyi Energy Holdings, Ltd. 180,152 20,392
Xinzhi Group Co., Ltd., Class A 300 578
*Xizang Zhufeng Resources
Co., Ltd., Class A 11,200 17,363
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 1,000 1,831
*XPeng, Inc., Class A 62,500 362,970
Xtep International Holdings,
Ltd. 227,105 168,261
Xuji Electric Co., Ltd., Class A 5,600 23,837
Ω*Yadea Group Holdings, Ltd. 125,391 217,415
*YaGuang Technology Group
Co., Ltd., Class A 300 305
Yangling Metron New Material,
Inc., Class A 1,000 3,562
Ω#Yangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 500 661
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 1,100 7,358
Yankershop Food Co., Ltd.,
Class A 840 5,902
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 1,200 3,877
Yantai China Pet Foods Co.,
Ltd., Class A 100 421
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 1,600 2,936
Yantai Eddie Precision
Machinery Co., Ltd., Class A 2,500 5,819
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 6,700 31,536
YanTai Shuangta Food Co.,
Ltd., Class A 3,100 2,275
Yantai Zhenghai Bio-tech Co.,
Ltd., Class A 100 341
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 1,800 3,457
*Yeahka, Ltd. 10,800 15,281
Yealink Network Technology
Corp., Ltd., Class A 2,500 13,644
YGSOFT, Inc., Class A 4,640 4,153
Yibin Tianyuan Group Co.,
Ltd., Class A 7,500 4,714
Ω*YiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 13,400 15,202
Yifan Pharmaceutical Co., Ltd.,
Class A 5,100 9,094
Yifeng Pharmacy Chain Co.,
Ltd., Class A 4,044 13,463

76
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Yihai International Holding,
Ltd. 77,000 $ 137,472
Yixintang Pharmaceutical
Group Co., Ltd., Class A 1,000 1,883
Yizumi Holdings Co., Ltd.,
Class A 400 1,309
Yonfer Agricultural Technology
Co., Ltd., Class A 12,900 24,016
*Yonghui Superstores Co.,
Ltd., Class A 19,900 12,870
YongXing Special Materials
Technology Co., Ltd., Class A 300 1,627
*Yonyou Network Technology
Co., Ltd., Class A 1,300 2,079
Yotrio Group Co., Ltd., Class A 2,100 940
Youngor Fashion Co., Ltd.,
Class A 9,300 9,799
Youngy Co., Ltd., Class A 800 3,916
Youzu Interactive Co., Ltd.,
Class A 2,900 4,036
YTO Express Group Co., Ltd.,
Class A 20,600 47,397
Yuexiu Property Co., Ltd. 170,000 140,603
Yuexiu Transport
Infrastructure, Ltd. 80,000 39,308
Yum China Holdings, Inc. 4,000 179,975
Yum China Holdings, Inc. 500 22,055
Yunda Holding Co., Ltd., Class
A 18,700 21,854
Yunnan Baiyao Group Co.,
Ltd., Class A 3,000 24,016
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 1,300 1,054
Yunnan Copper Co., Ltd.,
Class A 23,500 43,256
Yunnan Energy New Material
Co., Ltd., Class A 1,100 5,494
Yunnan Tin Co., Ltd., Class A 8,100 17,387
Yusys Technologies Co., Ltd.,
Class A 200 721
Yutong Bus Co., Ltd., Class A 14,700 49,826
*Zai Lab, Ltd. 87,200 268,070
Zangge Mining Co., Ltd., Class
A 6,400 25,796
ZBOM Home Collection Co.,
Ltd., Class A 700 1,472
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 2,700 88,771
Zhaojin Mining Industry Co.,
Ltd., Class H 56,000 98,683
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 330 459
Zhefu Holding Group Co., Ltd.,
Class A 14,100 6,805
*Zhejiang Century Huatong
Group Co., Ltd., Class A 20,800 13,774
Zhejiang Cfmoto Power Co.,
Ltd., Class A 100 2,214
Shares Value †
CHINA — (Continued)
Zhejiang China Commodities
City Group Co., Ltd., Class A 6,500 $ 9,721
Zhejiang Chint Electrics Co.,
Ltd., Class A 5,300 17,355
Zhejiang Communications
Technology Co., Ltd., Class A 5,040 3,033
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 6,400 4,265
Zhejiang Crystal-Optech Co.,
Ltd., Class A 3,300 10,588
Zhejiang Dahua Technology
Co., Ltd., Class A 4,300 9,918
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 1,000 1,535
Zhejiang Dingli Machinery Co.,
Ltd., Class A 2,200 15,648
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 4,000 6,240
Zhejiang Expressway Co.,
Ltd., Class H 152,600 101,283
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 2,100 4,331
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 4,000 3,058
Zhejiang Hailiang Co., Ltd.,
Class A 17,000 20,988
Zhejiang Hailide New Material
Co., Ltd., Class A 2,000 1,198
Zhejiang HangKe Technology,
Inc. Co., Class A 1,663 4,281
Zhejiang Hangmin Co., Ltd.,
Class A 5,000 5,170
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 300 250
*Zhejiang Hisun
Pharmaceutical Co., Ltd.,
Class A 3,900 4,623
Zhejiang Huace Film &
Television Co., Ltd., Class A 9,700 11,499
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 6,600 28,769
Zhejiang International Group
Co., Ltd. 6,400 9,634
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 12,300 13,270
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 1,100 3,012
Zhejiang Jingu Co., Ltd., Class
A 1,000 1,651
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 6,900 12,071
Zhejiang Juhua Co., Ltd.,
Class A 8,200 24,067

77
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Longsheng Group
Co., Ltd., Class A 9,900 $ 13,973
Zhejiang Medicine Co., Ltd.,
Class A 4,400 10,179
Zhejiang Meida Industrial Co.,
Ltd., Class A 4,000 4,024
Zhejiang Narada Power
Source Co., Ltd., Class A 3,100 9,451
Zhejiang NHU Co., Ltd., Class
A 12,400 39,386
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 1,600 3,910
Zhejiang Runtu Co., Ltd.,
Class A 9,800 8,923
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 1,800 5,525
Zhejiang Semir Garment Co.,
Ltd., Class A 15,400 13,071
Zhejiang Southeast Space
Frame Co., Ltd., Class A 400 265
Zhejiang Sunoren Solar
Technology Co., Ltd. 700 918
Zhejiang Supor Co., Ltd.,
Class A 700 5,137
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 200 469
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 4,500 13,062
Zhejiang Wanliyang Co., Ltd.,
Class A 4,100 3,284
Zhejiang Wanma Co., Ltd.,
Class A 4,900 5,396
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 800 2,300
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 13,200 24,630
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 13,900 29,037
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 700 2,328
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 3,200 5,607
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 1,400 1,638
Zhejiang Yasha Decoration
Co., Ltd., Class A 4,900 2,722
Zhejiang Yinlun Machinery
Co., Ltd., Class A 800 2,128
*Zhejiang Yongtai Technology
Co., Ltd., Class A 2,900 3,983
Zhende Medical Co., Ltd.,
Class A 100 324
Shares Value †
CHINA — (Continued)
#Zhengzhou Coal Mining
Machinery Group Co., Ltd.,
Class H 25,800 $ 34,580
Zheshang Development Group
Co., Ltd. 2,500 2,147
Zheshang Securities Co., Ltd.,
Class A 5,600 10,166
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 64,800 117,191
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 3,100 1,126
Zhongji Innolight Co., Ltd.,
Class A 17,780 356,755
Zhongjin Gold Corp., Ltd.,
Class A 19,000 38,012
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 8,500 6,905
Zhongshan Public Utilities
Group Co., Ltd., Class A 4,500 5,593
Zhongsheng Group Holdings,
Ltd. 122,000 187,055
Zhongtai Securities Co., Ltd.,
Class A 5,400 5,159
*<Zhongtian Financial Group
Co., Ltd., Class A 2,200 –
*Zhongyu Energy Holdings,
Ltd. 112,000 64,252
Zhuhai Huafa Properties Co.,
Ltd., Class A 4,500 4,400
Zhuzhou CRRC Times Electric
Co., Ltd. 54,500 209,254
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 800 3,749
Zhuzhou Kibing Group Co.,
Ltd., Class A 24,900 24,663
*Zhuzhou Smelter Group Co.,
Ltd. 3,800 4,787
Zhuzhou Times New Material
Technology Co., Ltd., Class A 6,100 10,552
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 21,000 15,438
Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 144,400 98,441
ZTE Corp., Class H 61,400 153,532
ZTO Express Cayman, Inc. 20,450 472,688
#ZTO Express Cayman, Inc.,
Sponsored ADR 450 10,399
TOTAL CHINA 83,160,980
COLOMBIA — (0.1%)
Bancolombia SA 8,966 76,799
Bancolombia SA, Sponsored
ADR 3,859 123,141
Celsia SA ESP 26,302 22,529
#Grupo Aval Acciones y
Valores SA, Sponsored ADR 372 733
Grupo Energia Bogota SA ESP 55,081 31,578

78
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
COLOMBIA — (Continued)
Interconexion Electrica SA
ESP 15,097 $ 60,142
Mineros SA 12,487 10,342
Promigas SA ESP 15,571 27,169
TOTAL COLOMBIA 352,433
CZECHIA — (0.0%)
Komercni Banka AS 2,595 89,488
ΩMoneta Money Bank AS 6,428 31,982
TOTAL CZECHIA 121,470
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), Registered,
GDR 17,142 26,502
TOTAL EGYPT 26,502
GREECE — (0.4%)
Alpha Services and Holdings
SA 112,087 167,867
Athens Water Supply &
Sewage Co. SA 116 729
Autohellas Tourist and Trading
SA 1,614 19,905
Avax SA 1,184 1,800
Bank of Greece 595 8,527
Ellaktor SA 1,366 2,628
ElvalHalcor SA 708 1,337
Eurobank Ergasias Services
and Holdings SA 41,126 84,385
Fourlis Holdings SA 2,672 10,690
GEK TERNA SA 2,632 49,433
Hellenic Exchanges - Athens
Stock Exchange SA 5,511 25,308
Hellenic Telecommunications
Organization SA 5,753 94,748
HELLENiQ ENERGY Holdings
S.A. 9,000 67,418
Ideal Holdings SA 1,812 11,961
*Intrakat Technical And Energy
Projects SA 1,175 6,251
JUMBO SA 7,094 188,689
Kri-Kri Milk Industry SA 16 241
Motor Oil Hellas Corinth
Refineries SA 7,227 154,095
National Bank of Greece SA 16,938 132,031
OPAP SA 9,036 153,819
Piraeus Financial Holdings SA 24,701 92,195
Piraeus Port Authority SA 12 360
Quest Holdings SA 2,028 12,175
Sarantis SA 645 7,717
Terna Energy SA 4,612 99,139
Thrace Plastics Holding and
Co. 88 352
TOTAL GREECE 1,393,800
HONG KONG — (0.0%)
Beijing Energy International
Holding Co., Ltd. 916,000 19,441
Onewo, Inc., Class H 9,100 26,804
TOTAL HONG KONG 46,245
Shares Value †
HUNGARY — (0.2%)
*4iG Nyrt 334 $ 714
Magyar Telekom
Telecommunications PLC 26,574 81,116
Opus Global Nyrt 2,691 3,749
OTP Bank Nyrt 6,613 328,463
Richter Gedeon Nyrt 4,097 118,088
TOTAL HUNGARY 532,130
INDIA — (19.8%)
360 ONE WAM, Ltd. 12,901 167,311
*3i Infotech, Ltd. 4,890 1,625
3M India, Ltd. 94 40,298
*Aarti Industries, Ltd. 5,977 36,316
*ABB India, Ltd. 2,781 245,716
Accelya Solutions India, Ltd. 69 1,312
*Action Construction
Equipment, Ltd. 4,130 66,169
*Adani Green Energy, Ltd. 8,130 154,534
Adani Total Gas, Ltd. 10,642 90,915
*Adani Wilmar, Ltd. 5,203 21,416
ADF Foods, Ltd. 180 640
*Aditya Birla Capital, Ltd. 42,184 101,956
*Aditya Birla Fashion and
Retail, Ltd. 20,787 76,178
Advanced Enzyme
Technologies, Ltd. 612 3,444
Aegis Logistics, Ltd. 11,311 107,694
*Affle India, Ltd. 2,610 47,716
Agro Tech Foods, Ltd. 28 312
Ahluwalia Contracts India, Ltd. 1,991 25,064
AIA Engineering, Ltd. 371 16,853
*Ajanta Pharma, Ltd. 2,627 95,747
*Akzo Nobel India, Ltd. 1,521 79,631
*Alembic Pharmaceuticals, Ltd. 1,807 24,259
*Alembic, Ltd. 264 404
Alkem Laboratories, Ltd. 1,891 129,969
*Allcargo Gati, Ltd. 136 158
Allcargo Logistics, Ltd. 44,462 29,881
*Allcargo Terminals, Ltd. 7,204 3,610
Amara Raja Energy & Mobility,
Ltd. 12,890 213,172
*Amber Enterprises India, Ltd. 1,463 105,093
*Anant Raj, Ltd. 5,408 47,644
Angel One, Ltd. 4,520 164,037
*Apar Industries, Ltd. 1,684 201,519
*APL Apollo Tubes, Ltd. 17,542 317,195
*Apollo Hospitals Enterprise,
Ltd. 6,117 510,879
Aptech, Ltd. 948 1,980
*Arvind Fashions, Ltd. 9,687 65,216
Arvind SmartSpaces, Ltd. 72 800
*Ashapura Minechem, Ltd. 2,034 5,746
Ashiana Housing, Ltd. 200 741
Ashok Leyland, Ltd. 188,105 465,709
*Ashoka Buildcon, Ltd. 17,587 50,111
Asian Paints, Ltd. 21,649 755,818
Ω*Aster DM Healthcare, Ltd. 10,430 55,148
*Astra Microwave Products,
Ltd. 4,006 37,711

79
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
*Astral, Ltd. 8,642 $ 181,948
AstraZeneca Pharma India,
Ltd. 281 25,481
Atul, Ltd. 144 13,429
ΩAU Small Finance Bank, Ltd. 4,857 35,376
AurionPro Solutions, Ltd. 1,646 32,359
Avanti Feeds, Ltd. 2,365 16,541
Ω*Avenue Supermarts, Ltd. 3,447 161,134
*AXISCADES Technologies,
Ltd. 1,379 8,155
*Bajaj Auto, Ltd. 2,472 289,171
Bajaj Consumer Care, Ltd. 4,503 12,255
*Bajaj Finserv, Ltd. 18,044 375,692
*Bajaj Hindusthan Sugar, Ltd. 42,056 17,425
Bajaj Holdings & Investment,
Ltd. 1,255 152,975
Balaji Amines, Ltd. 923 23,373
Balmer Lawrie & Co., Ltd. 3,385 9,674
Balrampur Chini Mills, Ltd. 19,417 144,970
Banco Products India, Ltd. 741 6,408
ΩBandhan Bank, Ltd. 68,988 149,493
Bank of Baroda 49,893 148,908
Bank of India 32,889 42,512
Bank of Maharashtra 44,991 29,375
*Bannari Amman Sugars, Ltd. 4 167
BASF India, Ltd. 1,401 127,597
*Bata India, Ltd. 3,765 60,700
Bayer CropScience, Ltd. 1,819 143,334
BEML, Ltd. 1,965 95,148
Berger Paints India, Ltd. 20,994 134,024
*BF Utilities, Ltd. 2,747 27,806
Bhansali Engineering
Polymers, Ltd. 4,752 7,651
Bharat Electronics, Ltd. 203,234 688,595
Bharat Forge, Ltd. 12,399 207,935
*Bharat Heavy Electricals, Ltd. 71,133 202,183
Bharat Petroleum Corp., Ltd. 120,528 445,424
Bharat Rasayan, Ltd. 8 1,063
Bharti Airtel, Ltd. 48,069 921,864
Biocon, Ltd. 15,006 56,411
Birlasoft, Ltd. 16,177 105,831
*Black Box, Ltd. 6,433 37,288
BLS International Services,
Ltd. 9,102 43,066
Blue Dart Express, Ltd. 519 50,259
Blue Star, Ltd. 9,970 221,848
Bombay Burmah Trading Co. 2,314 76,212
Bombay Dyeing &
Manufacturing Co., Ltd. 8,758 24,450
Bosch, Ltd. 279 116,534
Brigade Enterprises, Ltd. 4,482 62,833
*Brightcom Group, Ltd. 162,205 15,606
Britannia Industries, Ltd. 5,601 381,470
BSE, Ltd. 4,823 256,137
*Campus Activewear, Ltd. 210 737
Canara Bank 118,033 144,091
*Capacit'e Infraprojects, Ltd. 3,432 15,530
Caplin Point Laboratories, Ltd. 1,083 26,215
Carborundum Universal, Ltd. 4,784 78,454
Shares Value †
INDIA — (Continued)
*Cartrade Tech, Ltd. 4,804 $ 61,751
Castrol India, Ltd. 73,699 184,339
*CE Info Systems, Ltd. 1,028 23,891
*Ceat, Ltd. 1,245 41,545
Central Depository Services
India, Ltd. 9,159 168,375
Century Enka, Ltd. 32 220
Century Plyboards India, Ltd. 6,883 69,500
Cera Sanitaryware, Ltd. 540 46,135
CG Power & Industrial
Solutions, Ltd. 41,405 346,854
*Chalet Hotels, Ltd. 2,966 30,719
Chambal Fertilisers and
Chemicals, Ltd. 13,252 76,215
*Chennai Petroleum Corp.,
Ltd. 5,269 40,085
*CIE Automotive India, Ltd. 9,819 58,013
Cigniti Technologies, Ltd. 2,803 47,155
Cipla, Ltd. 18,974 350,151
City Union Bank, Ltd. 47,893 100,096
Clean Science & Technology,
Ltd. 24 436
CMS Info Systems, Ltd. 18,333 117,102
ΩCochin Shipyard, Ltd. 10,730 191,053
Coforge, Ltd. 5,704 517,182
Colgate-Palmolive India, Ltd. 10,233 372,695
Computer Age Management
Services, Ltd. 4,701 248,433
Confidence Petroleum India,
Ltd. 2,354 2,179
Container Corp. Of India, Ltd. 14,603 147,113
Coromandel International, Ltd. 13,252 262,979
CRISIL, Ltd. 789 51,371
Crompton Greaves Consumer
Electricals, Ltd. 37,529 174,509
*CSB Bank, Ltd. 3,417 12,760
Cummins India, Ltd. 5,817 242,168
*Cupid, Ltd. 9,202 8,831
Cyient, Ltd. 6,830 149,111
Ω*D P Abhushan, Ltd. 998 21,077
Dabur India, Ltd. 23,053 148,046
Dalmia Bharat Sugar &
Industries, Ltd. 32 175
*Datamatics Global Services,
Ltd. 278 1,919
DB Corp., Ltd. 368 1,415
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 7,487 111,428
Deepak Nitrite, Ltd. 6,614 207,364
*Delhivery, Ltd. 22,764 96,404
Delta Corp., Ltd. 5,322 7,354
*Dhampur Sugar Mills, Ltd. 1,645 3,826
Dhanuka Agritech, Ltd. 784 14,651
Ω*Dilip Buildcon, Ltd. 3,194 19,080
*Dish TV India, Ltd. 84,851 13,027
*Dishman Carbogen Amcis,
Ltd. 3,236 7,496
Dixon Technologies India, Ltd. 2,384 398,672
*Dollar Industries, Ltd. 32 194

80
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
ΩDr. Lal PathLabs, Ltd. 3,503 $ 129,686
*Dr. Reddy's Laboratories, Ltd. 11,945 181,008
Dr. Reddy's Laboratories, Ltd.,
Sponsored ADR 2,044 151,052
*Dwarikesh Sugar Industries,
Ltd. 4,705 3,519
Dynamatic Technologies, Ltd. 227 20,304
eClerx Services, Ltd. 2,946 101,972
Eicher Motors, Ltd. 6,665 387,969
EID Parry India, Ltd. 13,995 134,239
Elecon Engineering Co., Ltd. 14,362 98,159
Elgi Equipments, Ltd. 10,787 84,995
Emami, Ltd. 20,889 174,729
ΩEndurance Technologies,
Ltd. 1,329 37,532
Engineers India, Ltd. 26,592 61,586
Epigral, Ltd. 1,072 26,998
EPL, Ltd. 25,655 82,652
*Equinox India Developments,
Ltd. 46,393 60,878
ΩEquitas Small Finance Bank,
Ltd. 31,783 26,417
Ω*Eris Lifesciences, Ltd. 4,487 70,606
ESAB India, Ltd. 196 14,960
Escorts Kubota, Ltd. 1,971 87,786
Everest Kanto Cylinder, Ltd. 5,015 10,932
*FDC, Ltd. 2,462 16,003
Federal Bank, Ltd. 107,841 261,516
*Fine Organic Industries, Ltd. 926 53,569
Fineotex Chemical, Ltd. 3,487 15,522
Finolex Cables, Ltd. 4,565 66,423
Finolex Industries, Ltd. 10,500 37,880
Firstsource Solutions, Ltd. 33,687 136,292
Force Motors, Ltd. 565 52,837
Fortis Healthcare, Ltd. 30,852 229,208
*FSN E-Commerce Ventures,
Ltd. 34,969 75,551
Gabriel India, Ltd. 2,325 12,579
*Galaxy Surfactants, Ltd. 1,203 41,949
Ganesh Housing Corp., Ltd. 203 2,591
*Ganesha Ecosphere, Ltd. 1,186 29,672
*Garware Hi-Tech Films, Ltd. 404 19,633
*Gateway Distriparks, Ltd. 20,326 21,258
GE Vernova T&D India, Ltd. 1,757 37,317
Genus Power Infrastructures,
Ltd. 6,144 30,323
Gillette India, Ltd. 765 90,572
Ω*Gland Pharma, Ltd. 535 10,505
GlaxoSmithKline
Pharmaceuticals, Ltd. 3,649 117,701
Glenmark Pharmaceuticals,
Ltd. 10,845 218,554
*Global Health, Ltd. 9,436 124,124
*Globus Spirits, Ltd. 904 11,351
*GMM Pfaudler, Ltd. 1,763 29,347
*GMR Airports Infrastructure,
Ltd. 171,156 161,454
Godrej Consumer Products,
Ltd. 10,790 164,655
Shares Value †
INDIA — (Continued)
*Godrej Industries, Ltd. 3,599 $ 44,441
*Godrej Properties, Ltd. 7,126 243,705
*Gokaldas Exports, Ltd. 4,118 43,902
Goldiam International, Ltd. 633 2,666
Goodyear India, Ltd. 16 193
Granules India, Ltd. 9,437 63,926
Grauer & Weil India, Ltd. 736 891
Gravita India, Ltd. 1,874 47,243
Greaves Cotton, Ltd. 7,662 16,955
*Greenlam Industries, Ltd. 84 520
Greenply Industries, Ltd. 1,990 8,229
Grindwell Norton, Ltd. 967 25,456
*GTL Infrastructure, Ltd. 153,547 3,798
Gujarat Gas, Ltd. 9,228 56,974
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 9,316 69,261
Gujarat Pipavav Port, Ltd. 15,791 37,065
Gujarat State Petronet, Ltd. 29,778 137,794
Gulf Oil Lubricants India, Ltd. 1,277 17,969
Happiest Minds Technologies,
Ltd. 5,058 45,993
*Hatsun Agro Product, Ltd. 2,613 33,808
*Havells India, Ltd. 17,037 331,962
HBL Power Systems, Ltd. 7,436 49,682
HCL Technologies, Ltd. 34,311 720,628
ΩHDFC Asset Management
Co., Ltd. 8,539 436,611
HDFC Bank, Ltd. 28,375 585,714
HDFC Bank, Ltd., Sponsored
ADR 11,071 697,805
ΩHDFC Life Insurance Co.,
Ltd. 22,107 189,334
*HealthCare Global
Enterprises, Ltd. 124 663
*HEG, Ltd. 8,660 44,522
Heritage Foods, Ltd. 4,241 26,582
Hero MotoCorp, Ltd. 9,004 534,284
HFCL, Ltd. 66,208 95,816
*HG Infra Engineering, Ltd. 1,234 19,930
HIL, Ltd. 339 11,136
Himadri Speciality Chemical,
Ltd. 14,656 99,881
Himatsingka Seide, Ltd. 1,130 2,286
Hindustan Aeronautics, Ltd. 7,440 375,750
*Hindustan Construction Co.,
Ltd. 109,120 52,830
Hindustan Copper, Ltd. 19,188 67,135
*Hindustan Foods, Ltd. 3,663 26,584
Hindustan Unilever, Ltd. 26,433 794,770
*Hindware Home Innovation,
Ltd. 2,197 7,851
Hitachi Energy India, Ltd. 539 88,581
Honda India Power Products,
Ltd. 12 535
Honeywell Automation India,
Ltd. 6 3,266
Huhtamaki India, Ltd. 124 420
ICICI Bank, Ltd. 28,399 436,440

81
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
ICICI Bank, Ltd., Sponsored
ADR 63,744 $ 1,938,455
ΩICICI Lombard General
Insurance Co., Ltd. 12,628 287,946
ΩICICI Prudential Life
Insurance Co., Ltd. 13,415 118,218
ΩICICI Securities, Ltd. 3,678 37,950
*IDFC First Bank, Ltd. 379,063 297,214
IIFL Securities, Ltd. 14,298 64,751
ΩIndiaMart InterMesh, Ltd. 162 4,817
Indian Bank 15,083 106,289
ΩIndian Energy Exchange,
Ltd. 45,803 96,828
Indian Railway Catering &
Tourism Corp., Ltd. 19,755 192,954
Indigo Paints, Ltd. 1,977 38,686
Indraprastha Gas, Ltd. 22,775 113,799
Indraprastha Medical Corp.,
Ltd. 7,186 34,757
IndusInd Bank, Ltd. 9,734 122,199
Infibeam Avenues, Ltd. 56,572 19,592
Info Edge India, Ltd. 4,736 419,098
Infosys, Ltd. 106,526 2,226,200
Infosys, Ltd., Sponsored ADR 70,770 1,479,801
*Inox Wind, Ltd. 4,880 12,988
Intellect Design Arena, Ltd. 5,227 45,761
IOL Chemicals and
Pharmaceuticals, Ltd. 724 3,452
*ION Exchange India, Ltd. 10,074 84,104
IRB Infrastructure Developers,
Ltd. 88,476 54,557
ΩIRCON International, Ltd. 24,434 63,242
*ISGEC Heavy Engineering,
Ltd. 725 11,614
ITD Cementation India, Ltd. 10,303 69,284
*J Kumar Infraprojects, Ltd. 1,116 10,529
*Jai Balaji Industries, Ltd. 1,071 13,853
Jai Corp., Ltd. 2,129 8,405
*Jain Irrigation Systems, Ltd. 7,152 5,473
*Jammu & Kashmir Bank, Ltd.
(The) 56,054 66,949
Jamna Auto Industries, Ltd. 24,538 32,733
JB Chemicals &
Pharmaceuticals, Ltd. 3,417 79,691
*Jindal Saw, Ltd. 25,944 97,653
Jindal Stainless, Ltd. 7,533 60,498
JK Paper, Ltd. 5,870 32,206
JTEKT India, Ltd. 3,248 6,694
*Jubilant Pharmova, Ltd. 5,200 74,936
Jupiter Wagons, Ltd. 7,389 45,321
*Jyothy Labs, Ltd. 10,157 62,703
Kalpataru Projects
International, Ltd. 8,606 130,406
*Kalyan Jewellers India, Ltd. 6,364 49,736
Kamdhenu, Ltd. 1,972 11,462
Kansai Nerolac Paints, Ltd. 2,897 9,822
Karnataka Bank, Ltd. (The) 19,383 50,028
Kaveri Seed Co., Ltd. 1,252 13,564
KDDL, Ltd. 394 12,159
Shares Value †
INDIA — (Continued)
KEC International, Ltd. 5,074 $ 59,432
KEI Industries, Ltd. 6,511 313,737
*Kennametal India, Ltd. 28 997
*Kesoram Industries, Ltd. 924 2,322
*Kiri Industries, Ltd. 5,568 25,888
Kirloskar Brothers, Ltd. 2,814 64,641
Kirloskar Ferrous Industries,
Ltd. 294 2,191
Kirloskar Industries, Ltd. 311 17,757
*Kirloskar Oil Engines, Ltd. 9,316 127,072
Kirloskar Pneumatic Co., Ltd. 1,868 36,923
KNR Constructions, Ltd. 16,730 59,092
Kolte-Patil Developers, Ltd. 2,174 9,499
Kotak Mahindra Bank, Ltd. 11,091 228,333
Kovai Medical Center and
Hospital 12 779
ΩKPI Green Energy, Ltd. 4,717 43,646
KPIT Technologies, Ltd. 21,784 360,946
KPR Mill, Ltd. 4,033 44,816
KRBL, Ltd. 1,469 5,101
Ω*Krishna Institute of Medical
Sciences, Ltd. 5,865 38,007
Krsnaa Diagnostics, Ltd. 84 941
*KSB, Ltd. 1,590 15,140
Laxmi Organic Industries, Ltd. 244 792
*LG Balakrishnan & Bros, Ltd. 52 815
*Lloyds Engineering Works,
Ltd. 38,774 34,261
Lloyds Metals & Energy, Ltd. 2,384 27,582
LMW, Ltd. 280 55,456
LT Foods, Ltd. 19,443 90,225
*Lupin, Ltd. 8,678 225,701
*Mahanagar Gas, Ltd. 4,541 77,852
Maharashtra Seamless, Ltd. 699 5,203
*Mahindra & Mahindra, Ltd. 41,796 1,356,256
*Mahindra Holidays & Resorts
India, Ltd. 2,433 10,957
*Mahindra Lifespace
Developers, Ltd. 5,911 34,793
Ω*Mahindra Logistics, Ltd. 6,510 31,754
*Man Industries India, Ltd. 348 1,325
Man Infraconstruction, Ltd. 11,394 26,499
Mangalore Refinery &
Petrochemicals, Ltd. 20,404 35,855
Marico, Ltd. 66,993 509,899
Marksans Pharma, Ltd. 16,432 56,603
Maruti Suzuki India, Ltd. 2,429 319,965
Mastek, Ltd. 2,125 73,007
*Max Financial Services, Ltd. 7,999 122,050
Max Healthcare Institute, Ltd. 30,270 366,323
Mayur Uniquoters, Ltd. 92 674
Mazagon Dock Shipbuilders,
Ltd. 1,285 62,345
*Medplus Health Services, Ltd. 3,853 30,556
*Meghmani Organics, Ltd. 10,521 12,542
ΩMetropolis Healthcare, Ltd. 3,765 96,097
Minda Corp., Ltd. 4,873 29,785
ΩMishra Dhatu Nigam, Ltd. 1,409 5,587
MOIL, Ltd. 6,183 24,232

82
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
Monte Carlo Fashions, Ltd. 28 $ 259
*Morepen Laboratories, Ltd. 5,652 5,369
Motherson Sumi Wiring India,
Ltd. 129,362 96,614
Mphasis, Ltd. 9,973 341,527
Mrs Bectors Food Specialities,
Ltd. 1,489 33,480
Narayana Hrudayalaya, Ltd. 8,773 132,796
Natco Pharma, Ltd. 2,977 49,670
Navin Fluorine International,
Ltd. 1,640 64,945
*Navneet Education, Ltd. 306 525
*Nazara Technologies, Ltd. 889 9,969
NBCC India, Ltd. 59,778 69,094
NELCO, Ltd. 664 7,246
Neogen Chemicals, Ltd. 628 16,197
*NESCO, Ltd. 52 613
*Newgen Software
Technologies, Ltd. 2,191 33,450
*NHPC, Ltd. 208,778 205,088
NIIT Learning Systems, Ltd. 2,149 11,165
NIIT, Ltd. 9,979 18,399
Nilkamal, Ltd. 32 741
ΩNippon Life India Asset
Management, Ltd. 14,438 121,601
NOCIL, Ltd. 11,338 38,820
Novartis India, Ltd. 36 457
NRB Bearings, Ltd. 208 638
Nucleus Software Exports, Ltd. 731 10,362
Oberoi Realty, Ltd. 6,572 153,721
*Odigma Consultancy
Solutions, Ltd. 635 961
*One 97 Communications, Ltd. 4,316 38,953
Oracle Financial Services
Software, Ltd. 2,000 258,936
*Orchid Pharma, Ltd. 250 4,334
Orient Electric, Ltd. 17,993 52,950
*Page Industries, Ltd. 475 243,831
Panama Petrochem, Ltd. 152 689
Patanjali Foods, Ltd. 2,517 53,678
*Patel Engineering, Ltd. 46,008 28,211
*PC Jeweller, Ltd. 11,622 21,604
PCBL, Ltd. 8,386 40,984
PDS, Ltd. 1,751 11,816
*Pearl Global Industries, Ltd. 1,019 11,736
*Peninsula Land, Ltd. 904 523
Persistent Systems, Ltd. 10,885 695,472
Petronet LNG, Ltd. 108,587 430,028
*Pfizer, Ltd. 402 24,372
*Phoenix Mills, Ltd. (The) 10,951 198,238
PI Industries, Ltd. 6,066 323,801
Pidilite Industries, Ltd. 5,937 222,116
Piramal Pharma, Ltd. 25,750 82,214
PNC Infratech, Ltd. 12,988 49,142
Poly Medicure, Ltd. 2,180 74,518
Polycab India, Ltd. 3,230 248,931
Polyplex Corp., Ltd. 4,380 59,819
Power Grid Corp. of India, Ltd. 139,704 532,989
Power Mech Projects, Ltd. 2,034 71,467
Shares Value †
INDIA — (Continued)
Praj Industries, Ltd. 15,727 $ 138,274
ΩPrataap Snacks, Ltd. 16 203
Prestige Estates Projects, Ltd. 10,056 195,705
*Pricol, Ltd. 3,296 18,907
Prince Pipes & Fittings, Ltd. 1,946 10,949
Procter & Gamble Health, Ltd. 749 46,607
Procter & Gamble Hygiene &
Health Care, Ltd. 523 100,100
*PSP Projects, Ltd. 85 608
Punjab National Bank 61,192 71,245
*Puravankara, Ltd. 4,362 21,731
ΩQuess Corp., Ltd. 9,234 79,397
*R Systems International, Ltd. 2,075 11,967
*Radico Khaitan, Ltd. 477 13,495
Rail Vikas Nigam, Ltd. 23,941 134,331
Rain Industries, Ltd. 13,459 25,861
*Rajesh Exports, Ltd. 6,576 20,154
Rallis India, Ltd. 5,433 21,907
Ramkrishna Forgings, Ltd. 12,496 136,847
Rane Holdings, Ltd. 32 711
Rashtriya Chemicals &
Fertilizers, Ltd. 8,484 16,284
Ratnamani Metals & Tubes,
Ltd. 2,645 115,756
*Raymond Lifestyle, Ltd. 1,481 38,934
Raymond, Ltd. 1,852 36,030
Ω*RBL Bank, Ltd. 54,062 109,138
Redington, Ltd. 80,517 186,206
*Redtape, Ltd. 9,687 111,442
*Reliance Industrial
Infrastructure, Ltd. 794 10,563
*Religare Enterprises, Ltd. 11,730 34,387
Rico Auto Industries, Ltd. 381 436
RITES, Ltd. 12,890 46,088
Rossari Biotech, Ltd. 1,718 16,508
Route Mobile, Ltd. 3,325 60,241
*RPSG Ventures, Ltd. 1,164 14,166
Rupa & Co., Ltd. 92 286
Safari Industries India, Ltd. 1,526 40,060
Samvardhana Motherson
International, Ltd. 184,648 397,355
*Sanghvi Movers, Ltd. 6,178 29,738
*Sanofi Consumer Healthcare
India, Ltd. 358 20,967
Sanofi India, Ltd. 358 28,927
ΩSansera Engineering, Ltd. 1,525 27,571
Saregama India, Ltd. 4,292 27,476
Sasken Technologies, Ltd. 24 479
Savita Oil Technologies, Ltd. 2,513 15,983
SBI Cards & Payment
Services, Ltd. 18,944 155,091
ΩSBI Life Insurance Co., Ltd. 22,491 433,885
Schaeffler India, Ltd. 2,466 100,765
*Schneider Electric
Infrastructure, Ltd. 3,437 31,868
*SEAMEC, Ltd. 176 2,883
*SEPC, Ltd. 96,056 29,895
*Sequent Scientific, Ltd. 5,498 11,922
ΩSH Kelkar & Co., Ltd. 979 3,374

83
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
Shankara Building Products,
Ltd. 229 $ 1,340
Shanthi Gears, Ltd. 24 159
*Sharda Cropchem, Ltd. 1,520 13,650
Sharda Motor Industries, Ltd. 16 424
Share India Securities, Ltd. 5,320 18,455
*Shilpa Medicare, Ltd. 4,264 42,807
Shivalik Bimetal Controls, Ltd. 3,710 29,100
*Shoppers Stop, Ltd. 2,486 19,890
*Shree Renuka Sugars, Ltd. 42,453 21,699
Shriram Pistons & Rings, Ltd. 1,744 44,804
Siemens, Ltd. 1,841 152,740
*SIS, Ltd. 3,800 18,167
SJVN, Ltd. 59,899 80,731
*SKF India, Ltd. 1,337 82,025
Skipper, Ltd. 122 786
Snowman Logistics, Ltd. 5,326 4,327
*Sobha, Ltd. 2,581 48,755
Somany Ceramics, Ltd. 36 278
Sonata Software, Ltd. 20,672 150,456
South Indian Bank, Ltd. (The) 156,659 45,645
SRF, Ltd. 10,030 267,568
Strides Pharma Science, Ltd. 7,066 130,713
Stylam Industries, Ltd. 16 434
Styrenix Performance
Materials, Ltd. 732 21,750
*Subex, Ltd. 21,167 6,072
Subros, Ltd. 456 3,431
Sudarshan Chemical
Industries, Ltd. 1,272 15,832
Sumitomo Chemical India, Ltd. 5,799 39,538
Sun Pharmaceutical Industries,
Ltd. 17,549 385,870
Sun TV Network, Ltd. 8,609 77,012
*Sundaram-Clayton, Ltd. 20 536
Sunteck Realty, Ltd. 5,656 37,174
Suprajit Engineering, Ltd. 4,426 27,063
Supreme Industries, Ltd. 5,229 267,074
Supreme Petrochem, Ltd. 8,925 80,041
Supriya Lifescience, Ltd. 74 549
*Suzlon Energy, Ltd. 403,869 321,563
*Swaraj Engines, Ltd. 294 10,349
Symphony, Ltd. 636 11,758
ΩSyngene International, Ltd. 22,858 233,850
Tamil Nadu Newsprint &
Papers, Ltd. 164 347
Tamilnad Mercantile Bank, Ltd. 9,248 49,514
Tanla Platforms, Ltd. 15,204 136,009
*TARC, Ltd. 1,856 5,268
Tata Communications, Ltd. 8,911 188,068
Tata Consultancy Services,
Ltd. 36,285 1,712,470
*Tata Consumer Products, Ltd. 16,739 199,577
Tata Elxsi, Ltd. 2,989 249,605
Tata Motors, Ltd. 82,947 822,750
TCI Express, Ltd. 48 556
TD Power Systems, Ltd. 10,147 49,808
*TeamLease Services, Ltd. 675 22,415
Tech Mahindra, Ltd. 28,011 535,877
Shares Value †
INDIA — (Continued)
Tega Industries, Ltd. 833 $ 19,015
Ω*Tejas Networks, Ltd. 3,717 59,316
Texmaco Rail & Engineering,
Ltd. 13,408 35,442
Thanga Mayil Jewellery, Ltd. 786 21,361
Thermax, Ltd. 1,061 62,149
Thirumalai Chemicals, Ltd. 2,898 10,505
Thomas Cook India, Ltd. 15,593 36,142
Ω*Thyrocare Technologies,
Ltd. 1,100 12,234
Tilaknagar Industries, Ltd. 6,730 23,215
Time Technoplast, Ltd. 25,480 128,239
Timken India, Ltd. 3,435 138,434
Tips Music, Ltd. 2,321 24,529
Titagarh Rail System, Ltd. 4,643 67,456
Titan Co., Ltd. 18,542 720,423
Torrent Pharmaceuticals, Ltd. 5,543 211,120
Transformers & Rectifiers
India, Ltd. 1,187 13,074
*TransIndia Real Estate, Ltd. 7,204 3,424
Transport Corp. of India, Ltd. 100 1,284
Trent, Ltd. 6,225 527,720
Triveni Engineering &
Industries, Ltd. 6,882 33,957
Triveni Turbine, Ltd. 13,111 107,883
TTK Prestige, Ltd. 2,624 26,959
Tube Investments of India, Ltd. 5,884 313,628
TVS Holdings, Ltd. 440 64,147
TVS Motor Co., Ltd. 17,181 509,528
Uflex, Ltd. 3,660 25,385
*United Breweries, Ltd. 2,062 47,121
United Spirits, Ltd. 25,614 441,419
UNO Minda, Ltd. 10,934 127,862
*UPL, Ltd. 15,258 100,463
*Usha Martin, Ltd. 7,768 39,253
UTI Asset Management Co.,
Ltd. 1,710 27,118
*VA Tech Wabag, Ltd. 3,845 81,300
Vadilal Industries, Ltd. 221 10,135
Vaibhav Global, Ltd. 3,448 12,127
*Valor Estate, Ltd. 20,564 40,110
Ω*Varroc Engineering, Ltd. 2,169 13,386
*Varun Beverages, Ltd. 27,424 194,951
*Vedant Fashions, Ltd. 970 16,169
Veedol Corporation, Ltd. 262 6,043
Vesuvius India, Ltd. 420 26,332
*V-Guard Industries, Ltd. 13,345 68,990
*Vinati Organics, Ltd. 1,070 25,113
*Vindhya Telelinks, Ltd. 373 8,873
VIP Industries, Ltd. 2,387 13,565
*VL E-Governance & IT
Solutions, Ltd. 6,503 11,478
*V-Mart Retail, Ltd. 446 22,590
*Vodafone Idea, Ltd. 519,485 50,165
*Voltamp Transformers, Ltd. 397 54,776
Voltas, Ltd. 12,563 246,445
*VST Tillers Tractors, Ltd. 16 850
Welspun Corp., Ltd. 29,846 258,347
*Welspun Enterprises, Ltd. 4,744 28,079

84
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
West Coast Paper Mills, Ltd. 1,724 $ 11,660
Whirlpool of India, Ltd. 989 23,398
Wipro, Ltd. 53,165 348,885
#Wipro, Ltd., Sponsored ADR 8,536 55,313
*Wockhardt, Ltd. 5,927 85,173
Wonderla Holidays, Ltd. 182 1,885
*Yes Bank, Ltd. 554,738 134,584
*Zee Entertainment
Enterprises, Ltd. 21,589 31,362
Zen Technologies, Ltd. 2,010 45,044
Zensar Technologies, Ltd. 11,078 92,723
ZF Commercial Vehicle
Control Systems India, Ltd. 143 24,439
*Zomato, Ltd. 165,543 475,940
Zydus Lifesciences, Ltd. 8,984 106,976
Zydus Wellness, Ltd. 966 22,382
TOTAL INDIA 62,760,472
INDONESIA — (0.6%)
Adi Sarana Armada TBK PT 5,700 281
*Alam Sutera Realty TBK PT 37,600 498
Arwana Citramulia TBK PT 19,100 931
Aspirasi Hidup Indonesia TBK
PT 599,400 34,372
Astra Otoparts TBK PT 33,800 5,405
Avia Avian TBK PT 1,134,400 34,549
Bank BTPN Syariah TBK PT 185,200 12,567
*Bank Neo Commerce TBK PT 570,100 9,662
Bank OCBC Nisp TBK PT 214,900 18,758
*Bank Pan Indonesia TBK PT 203,600 24,647
Bank Pembangunan Daerah
Jawa Timur TBK PT 11,200 400
Bank Tabungan Negara
Persero TBK PT 289,700 25,934
Barito Pacific TBK PT 623,071 39,500
BISI International TBK PT 4,200 361
Blue Bird TBK PT 1,300 174
*Bumi Serpong Damai TBK PT 259,700 20,187
*Capital Financial Indonesia
TBK PT 80,900 2,861
Catur Sentosa Adiprana TBK
PT 6,900 215
Chandra Asri Pacific TBK PT 75,600 42,147
Cisarua Mountain Dairy TBK
PT 130,900 47,540
Dayamitra Telekomunikasi PT 752,500 30,205
Elang Mahkota Teknologi TBK
PT 1,700,100 55,244
Erajaya Swasembada TBK PT 1,216,100 34,868
ESSA Industries Indonesia
TBK PT 299,900 18,822
Gajah Tunggal TBK PT 68,400 5,796
Garudafood Putra Putri Jaya
TBK PT 28,000 799
Hexindo Adiperkasa TBK PT 1,300 460
Impack Pratama Industri TBK
PT 515,600 10,972
Indomobil Sukses
Internasional TBK PT 26,800 2,160
Indosat TBK PT 483,200 76,967
Shares Value †
INDONESIA — (Continued)
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 582,600 $ 22,643
Jasa Marga Persero TBK PT 187,700 58,002
Kalbe Farma TBK PT 714,600 73,532
*Kawasan Industri Jababeka
TBK PT 1,875,800 23,186
Map Aktif Adiperkasa PT 612,600 42,349
Mayora Indah TBK PT 549,000 90,946
MD Entertainment TBK PT 212,200 42,724
*Media Nusantara Citra TBK
PT 258,000 5,425
Medikaloka Hermina TBK PT 544,000 51,991
*Merdeka Copper Gold TBK
PT 141,100 21,756
*Metro Healthcare Indonesia
TBK PT 422,400 3,526
Metrodata Electronics TBK PT 585,300 23,680
Metropolitan Kentjana TBK PT 400 663
Mitra Adiperkasa TBK PT 771,000 77,616
Mitra Keluarga Karyasehat
TBK PT 160,900 27,782
*MNC Digital Entertainment
TBK PT 26,500 2,195
*MNC Land TBK PT 2,136,800 22,872
Mulia Industrindo TBK PT 4,700 101
Nippon Indosari Corpindo TBK
PT 7,300 458
*Pacific Strategic Financial
TBK PT 211,300 14,607
*Panin Financial TBK PT 946,100 28,693
*Paninvest TBK PT 251,500 18,268
Prodia Widyahusada TBK PT 1,100 209
Puradelta Lestari TBK PT 50,400 530
*Sarana Meditama
Metropolitan TBK PT 8,800 164
Sarana Menara Nusantara
TBK PT 2,575,300 131,267
Sariguna Primatirta TBK PT 195,700 16,085
Selamat Sempurna TBK PT 182,000 22,380
Siloam International Hospitals
TBK PT 56,200 13,428
Sumber Alfaria Trijaya TBK PT 600,500 127,025
Summarecon Agung TBK PT 719,500 30,715
Surya Citra Media TBK PT 591,600 5,202
Surya Semesta Internusa TBK
PT 416,700 32,524
Telkom Indonesia Persero
TBK PT 573,600 103,062
Telkom Indonesia Persero
TBK PT, Sponsored ADR 2,109 37,097
Tempo Scan Pacific TBK PT 3,400 576
Tower Bersama Infrastructure
TBK PT 250,300 30,301
Ultrajaya Milk Industry &
Trading Co. TBK PT 220,600 24,457
Unilever Indonesia TBK PT 664,400 83,182
*<Waskita Karya Persero TBK
PT 27,000 65

85
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDONESIA — (Continued)
*Wijaya Karya Persero TBK PT 933,000 $ 22,470
TOTAL INDONESIA 1,891,036
KOREA, REPUBLIC OF — (11.9%)
*3S Korea Co., Ltd. 644 989
ABco Electronics Co., Ltd. 172 653
*Abpro Bio Co., Ltd. 2,986 1,164
*ADTechnology Co., Ltd. 391 5,092
Advanced Nano Products Co.,
Ltd. 157 9,898
Advanced Process Systems
Corp. 1,306 16,902
Aekyung Chemical Co., Ltd. 1,938 14,718
Aekyung Industrial Co., Ltd. 1,607 18,632
Ahnlab, Inc. 444 19,143
AJ Networks Co., Ltd. 916 3,246
Ajin Industrial Co., Ltd. 2,010 3,940
*Alteogen, Inc. 635 173,245
*ALUKO Co., Ltd. 4,375 7,339
*Amicogen, Inc. 1,428 4,884
*Aminologics Co., Ltd. 112 98
*Amo Greentech Co., Ltd. 12 60
Amorepacific Corp. 1,168 98,688
*Amotech Co., Ltd. 408 1,168
*Anam Electronics Co., Ltd. 2,906 2,685
*Ananti, Inc. 2,842 10,544
*Anapass, Inc. 150 2,051
Asia Pacific Satellite, Inc. 575 4,854
Asia Paper Manufacturing Co.,
Ltd. 3,325 19,516
Atec Co., Ltd. 276 3,356
Avaco Co., Ltd. 438 4,967
Baiksan Co., Ltd. 1,738 16,524
BGF Retail Co., Ltd. 1,303 109,244
BGFecomaterials Co., Ltd. 834 2,052
BH Co., Ltd. 3,092 37,485
*BHI Co., Ltd. 2,351 19,302
*Binex Co., Ltd. 1,144 16,828
Binggrae Co., Ltd. 622 28,531
Bio Plus Co., Ltd. 3,470 13,402
*Biodyne Co., Ltd. 375 5,611
*Bioneer Corp. 340 5,876
*BioSmart Co., Ltd. 2,369 6,309
BIT Computer Co., Ltd. 1,160 4,144
*BNC Korea Co., Ltd. 2,582 8,981
BNK Financial Group, Inc. 16,295 111,467
Boditech Med, Inc. 3,271 37,142
BoKwang Industry Co., Ltd. 52 147
Boryung 3,142 25,341
*Bosung Power Technology
Co., Ltd. 592 1,304
Brand X Co., Ltd. 2,064 12,489
*Bukwang Pharmaceutical
Co., Ltd. 56 197
Byucksan Corp. 1,457 2,106
*C&C International Corp. 244 11,846
*Cafe24 Corp. 2,827 49,268
*CammSys Corp. 1,987 1,533
Caregen Co., Ltd. 1,850 22,776
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Celltrion Pharm, Inc. 1,038 $ 46,860
Celltrion, Inc. 4,315 570,643
*Chabiotech Co., Ltd. 894 11,162
Cheil Worldwide, Inc. 10,937 146,144
Chemtronics Co., Ltd. 1,601 22,797
*Chemtros Co., Ltd. 361 1,224
Cheryong Electric Co., Ltd. 989 37,912
*Chips&Media, Inc. 2,347 23,878
*Choil Aluminum Co., Ltd. 76 91
Chong Kun Dang
Pharmaceutical Corp. 1,372 102,204
Chongkundang Holdings Corp. 12 485
Choong Ang Vaccine
Laboratory 294 2,260
*<Chorokbaem Media Co., Ltd. 710 521
*CJ CGV Co., Ltd. 6,607 26,955
CJ CheilJedang Corp. 621 123,525
CJ Corp. 1,333 99,299
*CJ ENM Co., Ltd. 1,416 64,541
CJ Freshway Corp. 278 3,572
CJ Logistics Corp. 986 62,732
Classys, Inc. 1,451 53,309
CLIO Cosmetics Co., Ltd. 85 1,367
*CMG Pharmaceutical Co.,
Ltd. 2,022 3,070
*ContentreeJoongAng Corp. 34 224
*Coreana Cosmetics Co., Ltd. 36 66
*Corentec Co., Ltd. 16 72
Cosmax, Inc. 1,645 179,877
*Cosmecca Korea Co., Ltd. 932 53,759
*CosmoAM&T Co., Ltd. 826 61,950
*Cosmochemical Co., Ltd. 808 12,559
Coway Co., Ltd. 10,269 468,802
COWELL FASHION Co., Ltd. 838 1,385
*Creative & Innovative System 3,509 22,376
Creverse, Inc. 32 369
*CrystalGenomics Invites Co.,
Ltd. 1,896 3,428
*CS Bearing Co., Ltd. 12 48
CS Wind Corp. 1,627 68,971
*CTC BIO, Inc. 482 2,738
Cuckoo Homesys Co., Ltd. 32 516
*D&C Media Co., Ltd. 108 1,414
D.I Corp. 360 4,803
*DA Technology Co., Ltd. 300 44
Dae Hwa Pharmaceutical Co.,
Ltd. 189 2,328
Dae Won Kang Up Co., Ltd. 1,594 4,568
*Daea TI Co., Ltd. 1,051 2,033
*Daebo Magnetic Co., Ltd. 8 95
*Daechang Co., Ltd. 6,145 5,544
Daechang Forging Co., Ltd. 1,557 5,743
Daedong Corp. 2,140 12,902
Daeduck Electronics Co., Ltd. 3,895 48,631
Daehan New Pharm Co., Ltd. 134 757
*Dae-Il Corp. 4,230 11,280
*Daejoo Electronic Materials
Co., Ltd. 453 35,518
Daesang Corp. 1,094 16,331

86
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Daesang Holdings Co., Ltd. 1,230 $ 7,826
Daesung Energy Co., Ltd. 200 1,326
*Daewon Cable Co., Ltd. 9,891 19,639
Daewon Media Co., Ltd. 622 3,624
Daewon Pharmaceutical Co.,
Ltd. 1,675 17,418
*Daewoo Engineering &
Construction Co., Ltd. 30,854 79,035
Daewoong Co., Ltd. 1,700 31,967
Daewoong Pharmaceutical
Co., Ltd. 447 51,502
Daishin Securities Co., Ltd. 3,625 45,181
Daol Investment & Securities
Co., Ltd. 3,033 6,154
*Dawonsys Co., Ltd. 2,269 18,284
DB Financial Investment Co.,
Ltd. 112 438
DB Insurance Co., Ltd. 5,636 446,387
*Dentis Co., Ltd. 8 41
Dentium Co., Ltd. 903 51,497
*Dexter Studios Co., Ltd. 177 962
DGB Financial Group, Inc. 17,298 102,409
Digital Daesung Co., Ltd. 76 407
*DIO Corp. 1,491 18,043
*DK Tech Co., Ltd. 1,414 8,453
DL Holdings Co., Ltd. 585 17,359
DMS Co., Ltd. 92 367
DN Automotive Corp. 2,604 36,324
DNF Co., Ltd. 251 1,924
Dohwa Engineering Co., Ltd. 764 3,693
Dong-A Socio Holdings Co.,
Ltd. 123 11,088
Dong-A ST Co., Ltd. 339 18,866
Dongbang Transport Logistics
Co., Ltd. 2,166 3,634
Dongjin Semichem Co., Ltd. 6,727 131,859
Dongkoo Bio & Pharma Co.,
Ltd. 2,711 10,608
DongKook Pharmaceutical
Co., Ltd. 1,813 23,648
Dongkuk Holdings Co., Ltd. 4,097 23,424
Dongkuk Steel Mill Co., Ltd. 3,853 24,374
*Dongkuk Structures &
Construction Co., Ltd. 72 131
Dongsuh Cos., Inc. 1,287 24,854
Dongsung Chemical Co., Ltd. 188 587
Dongsung Finetec Co., Ltd. 3,379 26,983
*Dongwha Enterprise Co., Ltd. 1,539 12,256
Dongwha Pharm Co., Ltd. 1,288 7,019
Dongwon F&B Co., Ltd. 585 13,502
Dongwon Systems Corp. 264 9,757
Dongwoon Anatech Co., Ltd. 1,948 30,702
Doosan Bobcat, Inc. 8,252 224,239
Doosan Co., Ltd. 932 135,410
*Doosan Enerbility Co., Ltd. 20,332 295,403
*Doosan Fuel Cell Co., Ltd. 1,428 18,057
Doosan Tesna, Inc. 953 20,717
Douzone Bizon Co., Ltd. 1,422 61,208
*Dream Security Co., Ltd. 116 288
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Dreamtech Co., Ltd. 3,434 $ 21,052
*DRTECH Corp. 235 525
*DSK Co., Ltd. 24 85
Duck Yang Industry Co., Ltd. 1,444 3,521
*Duk San Neolux Co., Ltd. 152 3,029
*Duksan Hi-Metal Co., Ltd. 1,545 5,184
*Duksan Techopia Co., Ltd. 150 4,109
Duksung Co., Ltd. 409 1,980
DY Corp. 1,433 4,808
DY POWER Corp. 892 7,950
*Dynamic Design Co., Ltd. 272 552
DYPNF Co., Ltd. 88 645
*<E Investment&Development
Co., Ltd. 380 72
E1 Corp. 332 17,899
*Echo Marketing, Inc. 2,348 17,984
*Eco&Dream Co., Ltd. 182 5,104
Ecoplastic Corp. 2,726 5,590
*Ecopro BM Co., Ltd. 897 110,825
*Ecopro Co., Ltd. 5,125 293,388
Ecopro HN Co., Ltd. 825 28,008
E-MART, Inc. 1,866 88,297
*EMKOREA Co., Ltd. 64 97
*EMRO, Inc. 433 16,410
EM-Tech Co., Ltd. 1,053 18,923
*Enchem Co., Ltd. 453 57,380
ENF Technology Co., Ltd. 1,501 17,653
EO Technics Co., Ltd. 299 37,072
*Eubiologics Co., Ltd. 3,268 36,469
Eugene Investment &
Securities Co., Ltd. 7,136 20,374
Eugene Technology Co., Ltd. 1,993 54,013
*EV Advanced Material Co.,
Ltd. 1,282 1,946
*E-World 629 786
*Exem Co., Ltd. 846 1,061
F&F Co., Ltd. 2,339 105,933
Fila Holdings Corp. 4,931 142,570
Fine Semitech Corp. 192 2,595
*Firstec Co., Ltd. 399 922
*Foosung Co., Ltd. 2,121 9,637
Galaxia Moneytree Co., Ltd. 2,148 13,246
*GAMSUNG Corp. Co., Ltd. 10,730 28,263
*Gaon Cable Co., Ltd. 866 23,627
GC Cell Corp. 484 12,240
*GeneOne Life Science, Inc. 3,448 6,246
*Genie Music Corp. 318 569
*Giantstep, Inc. 121 576
Global Standard Technology
Co., Ltd. 2,154 24,022
*Global Tax Free Co., Ltd. 215 623
GOLFZON Co., Ltd. 671 31,411
Grand Korea Leisure Co., Ltd. 2,362 19,615
Green Cross Corp. 282 33,186
Green Cross Holdings Corp. 2,134 25,330
*GS Engineering &
Construction Corp. 8,759 112,788
GS Holdings Corp. 2,716 81,086
GS Retail Co., Ltd. 6,372 99,736

87
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Han Kuk Carbon Co., Ltd. 1,296 $ 10,237
Hana Financial Group, Inc. 23,338 1,013,004
Hana Materials, Inc. 576 12,438
Hana Micron, Inc. 4,539 37,397
Hana Pharm Co., Ltd. 24 194
*Hana Technology Co., Ltd. 66 1,356
Hana Tour Service, Inc. 890 31,795
*Hanall Biopharma Co., Ltd. 855 27,385
Hancom, Inc. 967 13,363
Handok, Inc. 36 362
Handsome Co., Ltd. 1,916 21,631
Hanil Feed Co., Ltd. 515 1,530
Hanjin Kal Corp. 543 33,288
Hanjin Transportation Co., Ltd. 573 7,960
Hankook Cosmetics
Manufacturing Co., Ltd. 204 10,939
Hankook Shell Oil Co., Ltd. 83 19,487
Hankook Tire & Technology
Co., Ltd. 2,244 57,401
Hanmi Pharm Co., Ltd. 514 119,375
Hanmi Science Co., Ltd. 2,041 70,622
Hanmi Semiconductor Co.,
Ltd. 1,677 111,800
HanmiGlobal Co., Ltd. 774 8,177
Hannong Chemicals, Inc. 332 4,193
Hanon Systems 20,230 58,198
Hansae Co., Ltd. 1,375 15,334
Hanshin Machinery Co. 660 1,605
Hansol Chemical Co., Ltd. 1,016 93,133
Hansol Holdings Co., Ltd. 116 194
*Hansol IONES Co., Ltd. 64 314
Hansol Paper Co., Ltd. 518 3,517
Hansol Technics Co., Ltd. 939 2,967
Hanssem Co., Ltd. 16 617
*Hansung Cleantech Co., Ltd. 6,344 9,194
Hanwha Aerospace Co., Ltd. 2,775 740,000
*Hanwha Engine 1,440 14,890
*Hanwha Galleria Corp. 9,289 8,643
Hanwha General Insurance
Co., Ltd. 7,543 26,182
*Hanwha Industrial Solutions
Co., Ltd. 3,074 94,225
*Hanwha Investment &
Securities Co., Ltd. 14,120 36,528
Hanwha Life Insurance Co.,
Ltd. 23,644 50,715
*Hanwha Ocean Co., Ltd. 2,377 46,076
Hanwha Solutions Corp. 8,876 137,964
Hanwha Systems Co., Ltd. 7,543 99,808
*Hanyang Digitech Co., Ltd. 1,730 14,968
Hanyang Eng Co., Ltd. 1,311 16,188
Hanyang Securities Co., Ltd. 577 5,164
HB SOLUTION Co., Ltd. 767 2,087
HD Hyundai Co., Ltd. 3,443 199,095
HD Hyundai Construction
Equipment Co., Ltd. 1,897 70,794
HD Hyundai Electric Co., Ltd. 1,512 358,826
*HD Hyundai Energy Solutions
Co., Ltd. 334 5,591
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*HD Hyundai Heavy Industries
Co., Ltd. 411 $ 54,383
HD Hyundai Infracore Co., Ltd. 18,114 87,288
*HD HYUNDAI MIPO 1,214 96,592
*HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 1,162 154,428
HDC Holdings Co., Ltd. 4,631 37,753
HDC Hyundai Development
Co-Engineering & Construction 3,531 50,713
*HD-Hyundai Marine Engine 471 6,529
HFR, Inc. 248 1,741
Hite Jinro Co., Ltd. 3,712 57,025
*HJ Shipbuilding &
Construction Co., Ltd. 128 212
HK inno.N Corp. 1,478 53,122
HL Holdings Corp. 459 11,625
HL Mando Co., Ltd. 4,815 126,830
*HLB Life Science Co., Ltd. 4,563 29,362
*HLB Therapeutics Co., Ltd. 4,076 27,439
*HLB, Inc. 3,451 165,048
Home Center Holdings Co.,
Ltd. 1,068 628
*Homecast Co., Ltd. 52 101
Hotel Shilla Co., Ltd. 3,437 111,080
HS Hyosung Advanced
Materials Corp. 109 21,010
*HS Hyosung Corp. 171 4,938
*Hugel, Inc. 481 95,154
Humedix Co., Ltd. 1,780 39,470
Huons Co., Ltd. 819 16,321
Huvitz Co., Ltd. 528 3,455
Hwa Shin Co., Ltd. 2,807 17,961
*Hwail Pharm Co., Ltd. 16,617 16,593
Hwaseung Enterprise Co., Ltd. 57 380
HYBE Co., Ltd. 1,125 151,223
Hyosung Corp. 771 27,823
Hyosung Heavy Industries
Corp. 519 150,811
Hyosung TNC Corp. 594 132,789
Hyundai Autoever Corp. 1,033 101,129
Hyundai Bioland Co., Ltd. 40 149
Hyundai Department Store
Co., Ltd. 665 22,697
Hyundai Elevator Co., Ltd. 1,787 61,250
HYUNDAI EVERDIGM Corp. 1,174 7,418
Hyundai Ezwel Co., Ltd. 48 194
Hyundai Glovis Co., Ltd. 2,080 184,035
Hyundai Green Food 1,346 11,383
*Hyundai Livart Furniture Co.,
Ltd. 1,596 9,229
Hyundai Marine & Fire
Insurance Co., Ltd. 7,847 172,577
Hyundai Motor Co. 6,136 955,971
Hyundai Motor Securities Co.,
Ltd. 76 483
Hyundai Pharmaceutical Co.,
Ltd. 40 113
Hyundai Rotem Co., Ltd. 10,849 490,563
Hyundai Wia Corp. 1,657 50,070

88
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
HyVision System, Inc. 1,960 $ 24,599
i3system, Inc. 239 6,668
*iA, Inc. 340 50
*ICD Co., Ltd. 52 177
iFamilySC Co., Ltd. 623 8,505
*Il Dong Pharmaceutical Co.,
Ltd. 239 2,355
Iljin Electric Co., Ltd. 1,957 35,382
Iljin Holdings Co., Ltd. 96 278
Iljin Power Co., Ltd. 710 5,099
Ilyang Pharmaceutical Co.,
Ltd. 32 293
iMarketKorea, Inc. 1,741 10,610
InBody Co., Ltd. 1,657 29,298
Industrial Bank of Korea 17,244 176,189
Innocean Worldwide, Inc. 3,927 56,372
InnoWireless Co., Ltd. 17 214
Innox Advanced Materials Co.,
Ltd. 1,314 23,471
*Inscobee, Inc. 140 152
*Insun ENT Co., Ltd. 161 652
*Insung Information Co., Ltd. 510 791
Intellian Technologies, Inc. 447 16,746
*Interflex Co., Ltd. 720 5,322
<Interojo Co., Ltd. 785 10,623
iNtRON Biotechnology, Inc. 341 1,451
Inzi Controls Co., Ltd. 170 792
IS Dongseo Co., Ltd. 937 13,716
ISC Co., Ltd. 1,264 59,811
i-SENS, Inc. 551 7,714
IsuPetasys Co., Ltd. 3,236 85,355
*ITM Semiconductor Co., Ltd. 12 162
*Jahwa Electronics Co., Ltd. 1,893 22,167
JASTECH, Ltd. 520 2,321
JB Financial Group Co., Ltd. 9,929 128,861
JC Chemical Co., Ltd. 3,808 12,928
Jeil Pharmaceutical Co., Ltd. 8 81
*Jeju Semiconductor Corp. 1,565 13,745
Jinsung T.E.C. 1,023 6,360
*JNK Global Co., Ltd. 587 1,544
*JNTC Co., Ltd. 1,515 22,890
*JoyCity Corp. 426 501
Jusung Engineering Co., Ltd. 3,288 73,861
JVM Co., Ltd. 1,355 20,325
JW Holdings Corp. 184 399
JW Life Science Corp. 40 316
JW Pharmaceutical Corp. 1,238 24,222
JYP Entertainment Corp. 3,093 109,488
K Ensol Co., Ltd. 1,200 13,713
Kakao Corp. 5,447 145,845
*Kakao Games Corp. 1,851 23,822
KakaoBank Corp. 4,507 70,708
*Kakaopay Corp. 1,218 21,668
KAON Group Co., Ltd. 1,852 4,711
KB Financial Group, Inc. 11,733 767,746
KB Financial Group, Inc.,
Sponsored ADR 2,751 179,475
KC Tech Co., Ltd. 310 8,132
Shares Value †
KOREA, REPUBLIC OF — (Continued)
KCTC 4,395 $ 14,395
KEPCO Engineering &
Construction Co., Inc. 762 37,990
KEPCO Plant Service &
Engineering Co., Ltd. 3,495 113,588
*KEYEAST Co., Ltd. 28 90
KG Chemical Corp. 5,310 15,295
KG DONGBUSTEEL 2,808 13,898
KG Eco Solution Co., Ltd. 2,813 10,620
*KG Mobility Co. 4,015 13,107
KGMobilians Co., Ltd. 286 928
KH Vatec Co., Ltd. 1,692 11,366
*Kib Plug Energy 17,934 5,276
*KidariStudio, Inc. 319 899
KINX, Inc. 568 28,894
KISWIRE, Ltd. 167 2,331
KIWOOM Securities Co., Ltd. 1,437 140,160
*KMW Co., Ltd. 99 571
*KNW Co., Ltd. 48 136
Koh Young Technology, Inc. 3,940 31,349
Kolmar BNH Co., Ltd. 298 3,066
Kolmar Korea Co., Ltd. 2,148 110,357
Kolon Enp, Inc. 764 3,139
Kolon Industries, Inc. 1,096 25,812
KoMiCo, Ltd. 455 16,749
*Korea Circuit Co., Ltd. 958 7,025
Korea Electric Terminal Co.,
Ltd. 383 21,176
Korea Electronic Power
Industrial Development Co.,
Ltd. 1,335 12,296
Korea Fuel-Tech Corp. 3,995 14,677
*Korea Gas Corp. 2,232 63,402
*Korea Information &
Communications Co., Ltd. 1,701 9,984
Korea Information Certificate
Authority, Inc. 448 1,313
Korea Investment Holdings
Co., Ltd. 5,818 325,049
Korea Movenex Co., Ltd. 1,591 4,145
Korea Petrochemical Ind Co.,
Ltd. 150 11,696
Korea Petroleum Industries
Co. 636 7,263
Korea Pharma Co., Ltd. 44 655
Korea United Pharm, Inc. 284 4,291
Korea Zinc Co., Ltd. 262 189,475
Korean Reinsurance Co. 13,343 91,274
*KOSES Co., Ltd. 367 2,338
*Krafton, Inc. 1,833 439,654
KT Skylife Co., Ltd. 104 378
KTCS Corp. 6,691 13,818
Kukdong Oil & Chemicals Co.,
Ltd. 1,509 4,068
*Kum Yang Co., Ltd. 578 17,382
Kumho Petrochemical Co., Ltd. 709 73,263
*Kumho Tire Co., Inc. 1,315 4,226
Kumkang Kind Co., Ltd. 2,017 5,985

89
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Kwang Dong Pharmaceutical
Co., Ltd. 4,798 $ 19,262
Kwang Myung Electric Co.,
Ltd. 832 825
Kyeryong Construction
Industrial Co., Ltd. 24 231
Kyobo Securities Co., Ltd. 2,942 11,406
<Kyongbo Pharmaceutical
Co., Ltd. 296 1,197
Kyung Dong Navien Co., Ltd. 818 51,392
Kyung-In Synthetic Corp. 152 331
L&C Bio Co., Ltd. 85 1,102
*L&F Co., Ltd. 641 54,857
*LabGenomics Co., Ltd. 11,644 29,152
*Lake Materials Co., Ltd. 5,887 63,349
Lee Ku Industrial Co., Ltd. 1,429 4,593
LEENO Industrial, Inc. 976 129,143
LG Chem, Ltd. 2,037 462,753
LG Corp. 2,548 139,771
LG Electronics, Inc. 11,162 723,912
*LG Energy Solution, Ltd. 467 137,900
LG H&H Co., Ltd. 1,182 283,937
LG HelloVision Co., Ltd. 1,930 3,657
LG Innotek Co., Ltd. 1,425 183,391
LG Uplus Corp. 15,357 111,394
*LigaChem Biosciences, Inc. 701 65,528
LOT Vacuum Co., Ltd. 1,204 8,760
Lotte Chemical Corp. 1,065 73,624
Lotte Chilsung Beverage Co.,
Ltd. 468 41,374
Lotte Corp. 1,911 33,166
Lotte Innovate Co., Ltd. 250 4,130
*Lotte Non-Life Insurance Co.,
Ltd. 2,133 3,509
Lotte Rental Co., Ltd. 2,300 48,000
Lotte Shopping Co., Ltd. 817 39,074
Lotte Wellfood Co., Ltd. 166 15,698
LS Corp. 2,496 189,190
LS Eco Energy, Ltd. 1,307 25,903
LS Electric Co., Ltd. 1,292 136,971
*LVMC Holdings 3,430 5,443
LX Hausys, Ltd. 279 8,016
LX Semicon Co., Ltd. 1,311 58,520
M.I.Tech Co., Ltd. 140 861
Macquarie Korea Infrastructure
Fund 33,044 285,424
Macrogen, Inc. 206 2,647
Maeil Dairies Co., Ltd. 16 446
MAKUS, Inc. 408 2,602
*MDS Tech, Inc. 2,454 1,874
Medytox, Inc. 164 20,452
Meerecompany, Inc. 460 6,117
MegaStudyEdu Co., Ltd. 612 19,158
Meritz Financial Group, Inc. 7,380 549,222
META BIOMED Co., Ltd. 2,170 6,534
*MiCo, Ltd. 3,049 21,210
*Micro Digital Co., Ltd. 964 8,040
*Mirae Asset Life Insurance
Co., Ltd. 4,949 18,899
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Mirae Asset Securities Co.,
Ltd. 17,352 $ 113,920
Miwon Commercial Co., Ltd. 80 11,681
Miwon Specialty Chemical
Co., Ltd. 8 823
*Mobase Electronics Co., Ltd. 2,013 2,604
Modetour Network, Inc. 89 644
*MONAYONGPYONG 2,061 5,630
Motrex Co., Ltd. 1,701 12,425
MS Autotech Co., Ltd. 4,879 10,978
Multicampus Co., Ltd. 12 257
Myoung Shin Industrial Co.,
Ltd. 3,171 31,228
Namhae Chemical Corp. 1,829 8,655
*Namuga Co., Ltd. 836 7,427
Namyang Dairy Products Co.,
Ltd. 20 10,015
Nasmedia Co., Ltd. 420 4,675
*Nature & Environment Co.,
Ltd. 128 55
Nature Holdings Co., Ltd.
(The) 252 1,819
NAVER Corp. 2,066 254,507
NCSoft Corp. 654 103,076
Neosem, Inc. 915 7,559
Neowiz 2,111 31,971
*Neptune Co. 281 1,053
Ω*Netmarble Corp. 2,790 117,261
New Power Plasma Co., Ltd. 92 324
*Newflex Technology Co., Ltd. 870 3,303
Nexen Corp. 52 172
*Nexon Games Co., Ltd. 1,644 16,952
NEXTIN, Inc. 718 33,715
NH Investment & Securities
Co., Ltd. 16,205 157,001
NHN KCP Corp. 673 3,550
Nice Information &
Telecommunication, Inc. 24 326
NICE Information Service Co.,
Ltd. 6,057 48,851
NICE Total Cash Management
Co., Ltd. 878 3,277
Nong Shim Holdings Co., Ltd. 8 392
NongShim Co., Ltd. 234 63,502
NOROO Paint & Coatings Co.,
Ltd. 1,337 8,167
NOVAREX Co., Ltd. 423 3,019
OCI Co., Ltd. 563 29,496
OCI Holdings Co., Ltd. 1,870 93,229
ONEJOON Co., Ltd. 537 5,327
OptoElectronics Solutions Co.,
Ltd. 12 89
Orion Corp. 3,112 225,056
Ottogi Corp. 224 68,417
Paik Kwang Industrial Co., Ltd. 653 4,519
Pan Ocean Co., Ltd. 10,601 27,309
Paradise Co., Ltd. 1,865 14,298
Park Systems Corp. 427 66,216
Partron Co., Ltd. 2,848 14,715

90
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Pearl Abyss Corp. 1,102 $ 30,904
*People & Technology, Inc. 1,973 75,203
PharmaResearch Co., Ltd. 538 87,912
*PharmGen Science, Inc. 660 2,277
*Pharmicell Co., Ltd. 890 3,270
*Philenergy Co., Ltd. 39 480
Philoptics Co., Ltd. 579 8,622
*PI Advanced Materials Co.,
Ltd. 175 2,619
*POND GROUP Co., Ltd. 483 2,093
Posco DX Co., Ltd. 4,416 87,360
Posco M-Tech Co., Ltd. 707 8,248
*Power Logics Co., Ltd. 2,314 8,468
Protec Co., Ltd. 98 2,390
PSK Holdings, Inc. 90 3,313
PSK, Inc. 4,282 64,540
Pulmuone Co., Ltd. 48 364
*Rainbow Robotics 377 33,466
*RaonSecure Co., Ltd. 44 61
Reyon Pharmaceutical Co.,
Ltd. 16 189
RFHIC Corp. 587 5,504
*RFTech Co., Ltd. 1,464 3,199
*Robostar Co., Ltd. 152 2,412
*Robotis Co., Ltd. 4 52
Rsupport Co., Ltd. 52 112
S&S Tech Corp. 751 12,734
S-1 Corp. 1,892 88,568
*Sam Chun Dang Pharm Co.,
Ltd. 397 38,923
Sam-A Aluminum Co., Ltd. 24 887
Samchully Co., Ltd. 127 8,310
SAMHWA Paints Industrial
Co., Ltd. 2,019 10,797
Samick THK Co., Ltd. 956 6,200
*Samil Pharmaceutical Co.,
Ltd. 538 6,238
Samjin Pharmaceutical Co.,
Ltd. 87 1,163
*Samkee EV Co., Ltd. 24 36
Ω*Samsung Biologics Co., Ltd. 500 363,043
*Samsung E&A Co., Ltd. 28,617 370,362
Samsung Electro-Mechanics
Co., Ltd. 1,486 127,495
Samsung Electronics Co., Ltd. 85,801 3,680,739
Samsung Electronics Co., Ltd.,
Registered, GDR 1,326 1,404,234
Samsung Fire & Marine
Insurance Co., Ltd. 3,878 945,614
*Samsung Heavy Industries
Co., Ltd. 21,720 150,938
Samsung Life Insurance Co.,
Ltd. 3,038 223,447
*Samsung Pharmaceutical
Co., Ltd. 3,277 3,721
Samsung SDI Co., Ltd. 1,524 361,122
Samsung SDS Co., Ltd. 2,786 288,896
Samsung Securities Co., Ltd. 10,536 350,436
SAMT Co., Ltd. 4,593 10,351
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Samwha Capacitor Co., Ltd. 775 $ 18,561
Samwha Electric Co., Ltd. 134 3,573
Samyang Foods Co., Ltd. 354 133,391
Samyoung Co., Ltd. 3,185 10,109
*Sangbo Corp. 1,322 1,172
Sangsin Energy Display
Precision Co., Ltd. 689 5,028
Satrec Initiative Co., Ltd. 70 2,141
*S-Connect Co., Ltd. 3,508 1,907
*SD Biosensor, Inc. 4,518 29,694
SeAH Besteel Holdings Corp. 975 14,017
SeAH Steel Corp. 8 660
SeAH Steel Holdings Corp. 217 26,826
Seegene, Inc. 2,555 44,250
Segyung Hitech Co., Ltd. 1,078 5,671
Sejin Heavy Industries Co.,
Ltd. 1,558 7,643
Sekonix Co., Ltd. 1,042 4,130
Seobu T&D 1,282 5,741
*Seoul Auction Co., Ltd. 203 1,161
Seoul Semiconductor Co., Ltd. 3,216 21,906
Seoyon Co., Ltd. 1,325 6,961
Seoyon E-Hwa Co., Ltd. 901 8,945
*<Sewon E&C Co., Ltd. 13,994 720
SFA Engineering Corp. 1,725 26,438
*SFA Semicon Co., Ltd. 1,834 4,891
SGC Energy Co., Ltd. 256 4,934
Shin Heung Energy &
Electronics Co., Ltd. 835 4,556
Shinhan Financial Group Co.,
Ltd. 19,361 719,724
#Shinhan Financial Group Co.,
Ltd., Sponsored ADR 2,715 102,681
Shinil Electronics Co., Ltd. 1,296 1,339
Shinsegae International, Inc. 2,225 21,121
Shinsegae, Inc. 479 53,384
Shinsung Delta Tech Co., Ltd. 1,373 44,523
*Shinsung E&G Co., Ltd. 5,444 5,752
*SHOWBOX Corp. 2,194 6,932
*Silicon2 Co., Ltd. 582 16,110
SJG Sejong 2,194 7,091
*SK Biopharmaceuticals Co.,
Ltd. 1,196 102,180
*SK Bioscience Co., Ltd. 797 31,245
SK D&D Co., Ltd. 928 5,380
SK Discovery Co., Ltd. 872 21,358
*SK Eternix Co., Ltd. 495 5,477
SK Gas, Ltd. 322 46,597
Ω*SK IE Technology Co., Ltd. 919 22,908
*SK Oceanplant Co., Ltd. 1,351 13,128
SK Securities Co., Ltd. 8,890 3,292
SK Telecom Co., Ltd. 415 17,051
#SK Telecom Co., Ltd., ADR 3,021 68,758
*SKC Co., Ltd. 636 69,914
SL Corp. 1,427 34,279
SM Entertainment Co., Ltd. 1,798 92,376
*SMCore, Inc. 28 95
*SMEC Co., Ltd. 2,993 6,517
S-Oil Corp. 5,555 230,653

91
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Solid, Inc. 7,818 $ 25,947
*SOLUM Co., Ltd. 5,146 71,485
Solus Advanced Materials Co.,
Ltd. 1,230 11,195
Songwon Industrial Co., Ltd. 483 4,778
SOOP Co., Ltd. 1,156 80,417
Soosan Heavy Industries Co.,
Ltd. 728 918
Soulbrain Co., Ltd. 781 115,452
SPC Samlip Co., Ltd. 90 3,238
SPG Co., Ltd. 305 4,719
ST Pharm Co., Ltd. 200 14,536
Straffic Co., Ltd. 36 114
*Studio Dragon Corp. 1,948 57,593
Suheung Co., Ltd. 8 92
Sung Kwang Bend Co., Ltd. 1,648 15,381
*Sungchang Enterprise
Holdings, Ltd. 300 301
Sungwoo Hitech Co., Ltd. 3,662 16,718
*SY Co., Ltd. 997 2,937
*Synergy Innovation Co., Ltd. 326 656
*Synopex, Inc. 3,769 19,719
Systems Technology, Inc. 1,152 18,198
T&L Co., Ltd. 312 15,261
Tae Kyung Industrial Co., Ltd. 1,432 5,386
*Taewoong Co., Ltd. 1,126 11,301
*Taihan Electric Wire Co., Ltd. 3,280 27,880
TCC Steel 712 22,572
TechWing, Inc. 4,977 160,851
Telechips, Inc. 390 3,629
TES Co., Ltd. 698 8,523
TK Corp. 1,789 15,997
TKG Huchems Co., Ltd. 2,323 33,448
TLB Co., Ltd. 420 4,200
Tokai Carbon Korea Co., Ltd. 356 22,057
Tongyang Life Insurance Co.,
Ltd. 4,755 21,053
*Tonymoly Co., Ltd. 238 1,269
Toptec Co., Ltd. 438 1,673
Tovis Co., Ltd. 1,604 24,234
TS Corp. 2,730 5,737
*TSE Co., Ltd. 106 3,902
*Tuksu Construction Co., Ltd. 276 1,250
UBCare Co., Ltd. 44 122
*Uni-Chem Co., Ltd. 1,414 1,589
Unid Co., Ltd. 334 16,990
Union Semiconductor
Equipment & Materials Co.,
Ltd. 1,862 9,310
Uniquest Corp. 523 1,777
*Unison Co., Ltd. 2,156 1,089
Unitrontech Co., Ltd. 837 3,024
Value Added Technology Co.,
Ltd. 513 8,457
*VICTEK Co., Ltd. 274 992
*<Vidente Co., Ltd. 34,567 15,605
Vieworks Co., Ltd. 915 15,880
*Vina Tech Co., Ltd. 231 6,009
VIOL Co., Ltd. 229 1,392
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Vitzro Tech Co., Ltd. 1,020 $ 5,078
Vitzrocell Co., Ltd. 1,791 24,373
*VM, Inc. 222 1,361
*VT Co., Ltd. 1,660 40,899
Webcash Corp. 32 166
*Wellbiotec Co., Ltd. 1,035 409
*Wemade Max Co., Ltd. 258 1,873
WiSoL Co., Ltd. 68 302
Won Tech Co., Ltd. 1,583 6,607
*WONIK IPS Co., Ltd. 1,226 24,742
Wonik Materials Co., Ltd. 422 6,651
Wonik QnC Corp. 1,684 29,409
Woojin, Inc. 922 5,265
*Woongjin Thinkbig Co., Ltd. 1,832 2,326
*Wooree Bio Co., Ltd. 7,128 18,027
Woori Financial Group, Inc. 56,893 636,130
#Woori Financial Group, Inc.,
ADR 1,981 66,680
*Woori Technology, Inc. 2,783 4,376
Woory Industrial Co., Ltd. 20 170
Wooshin Systems Co., Ltd. 339 1,958
*Woosu AMS Co., Ltd. 270 620
Worldex Industry & Trading
Co., Ltd. 3,416 46,685
*Wysiwyg Studios Co., Ltd. 615 546
Y G-1 Co., Ltd. 382 1,412
*YC Corp. 304 2,743
YG Entertainment, Inc. 1,673 46,311
*YG PLUS 1,592 6,587
*YMT Co., Ltd. 20 121
Youlchon Chemical Co., Ltd. 186 3,868
Youngone Corp. 2,599 79,665
Youngone Holdings Co., Ltd. 214 13,677
Yuanta Securities Korea Co.,
Ltd. 6,005 12,467
Yuhan Corp. 2,054 206,442
Zeus Co., Ltd. 2,274 22,641
Zinus, Inc. 549 9,627
TOTAL KOREA, REPUBLIC
OF 37,937,371
KUWAIT — (0.7%)
Agility Public Warehousing Co.
KSC 23,202 18,837
Al Ahli Bank of Kuwait KSCP 36,375 33,327
Ali Alghanim Sons Automotive
Co. KSCC 12,537 42,921
Boubyan Bank KSCP 14,583 26,532
Burgan Bank SAK 82,101 49,523
Combined Group Contracting
Co. SAK 7,914 16,334
Gulf Bank KSCP 221,908 227,190
Gulf Cables & Electrical
Industries Group Co. KSCP 8,139 44,052
Heavy Engineering & Ship
Building Co. KSCP 16,478 43,465
Humansoft Holding Co. KSC 9,255 78,760
*IFA Hotels & Resorts - KPSC 1,570 7,627
Integrated Holding Co. KCSC 18,950 31,573

92
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KUWAIT — (Continued)
Kuwait Finance House KSCP 357,114 $ 839,515
Kuwait Real Estate Co. KSC 63,800 49,717
Kuwait Telecommunications
Co. 18,411 33,736
Mezzan Holding Co. KSCC 5,961 19,028
National Bank of Kuwait SAKP 172,525 478,142
Salhia Real Estate Co. KSCP 42,873 60,249
*Warba Bank KSCP 157,865 98,311
TOTAL KUWAIT 2,198,839
MALAYSIA — (1.3%)
Aeon Co. M BHD 36,600 12,203
#*AFFIN Bank BHD 50,426 34,661
Ajinomoto Malaysia BHD 100 335
Alliance Bank Malaysia BHD 48,900 49,134
AMMB Holdings BHD 112,700 131,256
Ancom Nylex BHD 79,976 18,811
*Astro Malaysia Holdings BHD 4,200 235
#Bank Islam Malaysia BHD 42,200 26,116
#*Berjaya Corp. BHD 131,712 9,625
*Berjaya Food BHD 44,238 4,445
#Bermaz Auto BHD 90,300 42,479
Carlsberg Brewery Malaysia
BHD 11,200 49,619
#*Chin Hin Group BHD 64,600 38,503
CIMB Group Holdings BHD 121,400 221,508
*Coastal Contracts BHD 200 73
#CTOS Digital BHD 139,400 36,927
Dayang Enterprise Holdings
BHD 115,000 55,937
Dialog Group BHD 139,700 66,038
DRB-Hicom BHD 1,800 432
Duopharma Biotech BHD 1,722 496
#*Eastern & Oriental BHD 37,100 7,371
Eco World Development
Group BHD 87,900 35,931
#*Ekovest BHD 158,000 12,268
Farm Fresh BHD 32,400 13,466
#Formosa Prosonic Industries
BHD 600 395
Fraser & Neave Holdings BHD 8,800 62,096
Frontken Corp. BHD 74,400 65,412
Gamuda BHD 123,538 240,926
Gas Malaysia BHD 14,200 12,128
#Genting Malaysia BHD 152,200 78,203
#Globetronics Technology
BHD 18,000 2,137
*Greatech Technology BHD 50,000 25,120
Guan Chong BHD 26,600 16,401
Heineken Malaysia BHD 11,600 60,133
Hextar Global BHD 11,700 2,391
Hong Leong Bank BHD 7,500 35,111
Hong Leong Financial Group
BHD 1,300 5,540
Hong Leong Industries BHD 3,700 11,356
IHH Healthcare BHD 46,900 77,649
IOI Properties Group BHD 66,500 34,624
#*JAKS Resources BHD 5,500 157
Kelington Group BHD 71,100 50,171
Shares Value †
MALAYSIA — (Continued)
Kerjaya Prospek Group BHD 700 $ 323
#*KNM Group BHD 16,500 245
KPJ Healthcare BHD 64,200 30,641
LBS Bina Group BHD 2,100 268
LPI Capital BHD 19,900 61,350
#Magnum BHD 55,100 14,848
Mah Sing Group BHD 149,300 58,643
Malayan Banking BHD 98,000 234,985
Malaysia Airports Holdings
BHD 51,925 120,237
Malaysian Pacific Industries
BHD 6,300 37,406
#Malaysian Resources Corp.
BHD 243,500 30,862
Matrix Concepts Holdings BHD 39,800 19,177
#MBSB BHD 129,200 21,833
Mi Technovation BHD 800 349
MNRB Holdings BHD 38,900 19,721
ΩMR DIY Group M BHD 97,800 48,911
My EG Services BHD 502,035 95,730
#Padini Holdings BHD 33,800 27,015
Pecca Group BHD 20,000 5,800
Pentamaster Corp. BHD 28,100 24,705
#Perak Transit BHD 1,350 228
#Petron Malaysia Refining &
Marketing BHD 300 295
Petronas Chemicals Group
BHD 41,100 50,871
Petronas Dagangan BHD 14,900 61,179
Press Metal Aluminium
Holdings BHD 57,800 62,697
Public Bank BHD 407,100 410,912
#*Ranhill Utilities BHD 34,974 9,744
RHB Bank BHD 66,791 97,769
Sam Engineering & Equipment
M BHD 12,150 11,875
Scientex BHD 63,800 64,980
Sime Darby BHD 236,700 125,404
#Sime Darby Property BHD 143,000 46,698
SP Setia BHD Group 161,600 52,403
#Sports Toto BHD 144,888 50,292
Sunway BHD 67,400 67,262
#Sunway Construction Group
BHD 22,500 23,019
Syarikat Takaful Malaysia
Keluarga BHD 40,100 36,263
TIME dotCom BHD 58,200 64,726
#*Tropicana Corp. BHD 96,400 28,398
#Uchi Technologies BHD 27,500 24,241
#UEM Sunrise BHD 102,500 22,705
#Velesto Energy BHD 464,400 20,150
VS Industry BHD 166,000 36,960
#*WCT Holdings BHD 4,800 992
#Wellcall Holdings BHD 1,600 555
Westports Holdings BHD 37,700 36,245
Yinson Holdings BHD 205,534 126,728
YTL Power International BHD 33,400 23,721
TOTAL MALAYSIA 4,058,180

93
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
MEXICO — (1.7%)
#Alpek SAB de CV 42,138 $ 27,319
Alsea SAB de CV 14,600 35,254
America Movil SAB de CV,
ADR 13,805 217,291
America Movil SAB de CV,
Class B 293,518 231,609
Arca Continental SAB de CV 17,200 147,062
ΩBanco del Bajio SA 35,400 78,588
#Becle SAB de CV 10,045 13,185
Bolsa Mexicana de Valores
SAB de CV 36,900 60,260
Coca-Cola Femsa SAB de CV,
Sponsored ADR 1,939 161,654
*Consorcio ARA SAB de CV 13,100 2,073
Corp Inmobiliaria Vesta SAB
de CV 43,911 114,599
Corp Inmobiliaria Vesta SAB
de CV, ADR 1,130 29,448
Corporativo Fragua SAB de
CV 1,013 44,492
El Puerto de Liverpool SAB de
CV, Class C 13,865 73,076
Fomento Economico Mexicano
SAB de CV 3,272 31,719
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,312 224,010
Genomma Lab Internacional
SAB de CV, Class B 107,700 143,629
Gentera SAB de CV 110,019 140,242
Gruma SAB de CV, Class B 10,789 186,121
Grupo Aeroportuario del
Centro Norte SAB de CV 15,000 125,482
Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 1,598 107,146
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 2,305 401,277
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 1,137 306,171
#Grupo Bimbo SAB de CV,
Class A 30,578 94,866
Grupo Carso SAB de CV,
Class A 8,646 51,917
Grupo Comercial Chedraui SA
de CV 32,900 207,899
Grupo Financiero Banorte SAB
de CV, Class O 80,809 561,944
*Grupo Financiero Inbursa
SAB de CV, Class O 56,557 126,827
Grupo Herdez SAB de CV 9,300 24,294
Grupo Industrial Saltillo SAB
de CV 2,348 2,008
Grupo Mexico SAB de CV,
Class B 73,296 382,979
*Grupo Pochteca SAB de CV 200 63
#Grupo Rotoplas SAB de CV 10,120 10,445
Grupo Televisa SAB 42,400 21,077
Shares Value †
MEXICO — (Continued)
#*Industrias Penoles SAB de
CV 10,873 $ 170,568
La Comer SAB de CV 46,303 83,635
Medica Sur SAB de CV, Class
B 200 285
Megacable Holdings SAB de
CV 53,287 116,755
#*Ollamani SAB 4,859 8,245
Operadora De Sites
Mexicanos SAB de CV 15,529 13,587
Organizacion Soriana SAB de
CV, Class B 500 706
Promotora y Operadora de
Infraestructura SAB de CV 14,790 128,833
Qualitas Controladora SAB
de CV 17,632 123,194
Regional SAB de CV 15,052 95,461
Wal-Mart de Mexico SAB de
CV 111,900 307,284
TOTAL MEXICO 5,434,579
PERU — (0.1%)
Credicorp, Ltd. 1,468 270,303
Intercorp Financial Services,
Inc. 773 20,925
TOTAL PERU 291,228
PHILIPPINES — (0.3%)
*8990 Holdings, Inc. 1,300 192
Alliance Global Group, Inc. 130,900 20,747
Ayala Land, Inc. 63,800 35,902
*AyalaLand Logistics Holdings
Corp. 4,000 137
Bank of the Philippine Islands 26,756 65,935
*Bloomberry Resorts Corp. 125,100 16,577
Converge Information and
Communications Technology
Solutions, Inc. 238,600 66,107
D&L Industries, Inc. 88,100 9,476
DM Wenceslao and
Associates, Inc. 1,300 121
*DoubleDragon Corp. 2,700 485
Ginebra San Miguel, Inc. 2,900 12,466
*Global Ferronickel Holdings,
Inc. 6,000 146
GT Capital Holdings, Inc. 6,370 78,926
International Container
Terminal Services, Inc. 28,100 191,492
JG Summit Holdings, Inc. 79,660 33,311
Jollibee Foods Corp. 13,590 62,021
LT Group, Inc. 184,100 32,632
Manila Electric Co. 3,380 28,501
Manila Water Co., Inc. 90,200 40,746
ΩMonde Nissin Corp. 45,800 8,591
Nickel Asia Corp. 182,000 10,711
Petron Corp. 15,000 651
Philippine Stock Exchange,
Inc. (The) 60 175
Puregold Price Club, Inc. 66,900 37,531

94
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
PHILIPPINES — (Continued)
Rizal Commercial Banking
Corp. 2,400 $ 1,111
Robinsons Retail Holdings,
Inc. 1,600 1,074
Security Bank Corp. 3,990 6,320
*Shell Pilipinas Corp. 2,500 400
SM Investments Corp. 1,360 22,023
*Vista Land & Lifescapes, Inc. 17,000 480
Wilcon Depot, Inc. 35,100 9,725
TOTAL PHILIPPINES 794,712
POLAND — (0.8%)
*11 bit studios SA 60 3,862
AB SA 591 13,447
Alior Bank SA 8,742 190,622
Ω*Allegro.eu SA 10,257 89,872
Amica SA 20 289
*AmRest Holdings SE 2,946 15,435
Apator SA 72 335
Arctic Paper SA 776 3,359
ASBISc Enterprises PLC 4,107 18,649
Asseco Poland SA 5,825 130,940
Asseco South Eastern Europe
SA 80 996
Auto Partner SA 9,336 49,612
Bank Handlowy w Warszawie
SA 2,233 50,028
*Bank Ochrony Srodowiska SA 64 176
Bank Polska Kasa Opieki SA 2,913 101,892
Benefit Systems SA 139 83,403
BNPP Bank Polska SA 946 20,392
Boryszew SA 416 556
Budimex SA 948 118,494
*CCC SA 3,895 171,418
CD Projekt SA 1,647 66,053
Celon Pharma SA 76 527
Cyber Folks SA 536 15,913
*Cyfrowy Polsat SA 13,818 43,403
Develia SA 27,528 38,941
Ω*Dino Polska SA 1,146 94,838
Dom Development SA 792 37,583
*Fabryki Mebli Forte SA 92 480
Ferro SA 68 575
*Grenevia SA 13,795 6,429
Grupa Kety SA 969 164,514
Grupa Pracuj SA 1,488 19,082
ING Bank Slaski SA 1,278 79,233
Inter Cars SA 513 60,282
KGHM Polska Miedz SA 3,921 146,199
LPP SA 46 166,524
*Lubawa SA 4,560 4,664
*mBank SA 473 66,297
Mirbud SA 3,499 9,620
Neuca SA 186 37,403
NEWAG SA 96 822
*Pepco Group NV 7,493 32,032
PlayWay SA 4 274
*Polimex-Mostostal SA 3,038 1,667
Shares Value †
POLAND — (Continued)
Powszechny Zaklad
Ubezpieczen SA 10,513 $ 104,128
Santander Bank Polska SA 617 68,916
*Selvita SA 8 107
Synektik SA 265 11,808
*TEN Square Games SA 711 14,200
Text SA 954 14,114
Unimot SA 371 13,403
VRG SA 440 355
Wirtualna Polska Holding SA 1,668 30,795
ΩXTB SA 8,182 132,481
TOTAL POLAND 2,547,439
QATAR — (0.6%)
*Aamal Co. 231,249 55,700
Al Meera Consumer Goods
Co. QSC 8,225 33,433
Baladna 32,194 11,981
Barwa Real Estate Co. 114,066 89,473
Commercial Bank PSQC (The) 147,668 172,367
Doha Bank QPSC 263,349 129,686
*Estithmar Holding QPSC 38,643 18,202
Gulf International Services
QSC 78,239 68,118
Gulf Warehousing Co. 18,051 16,212
Mannai Corp. QSC 21,081 22,169
Masraf Al Rayan QSC 151,498 98,696
Mazaya Real Estate
Development QPSC 58,557 10,004
Medicare Group 19,895 26,086
Mesaieed Petrochemical
Holding Co. 65,450 28,438
Qatar Fuel QSC 17,979 75,698
Qatar Industrial Manufacturing
Co. QSC 512 358
Qatar Insurance Co. SAQ 97,237 57,872
Qatar International Islamic
Bank QSC 45,357 130,677
Qatar Islamic Bank QPSC 24,622 138,630
Qatar Islamic Insurance Group 4,762 11,084
Qatar National Bank QPSC 142,068 676,979
United Development Co. QSC 111,149 34,923
Vodafone Qatar QSC 102,762 52,496
Zad Holding Co. 5,778 21,789
TOTAL QATAR 1,981,071
SAUDI ARABIA — (3.3%)
Abdullah Al Othaim Markets
Co. 38,551 121,123
*Advanced Petrochemical Co. 2,729 26,413
Al Babtain Power &
Telecommunication Co. 1,106 13,193
Al Hammadi Holding 2,012 21,402
*Al Hassan Ghazi Ibrahim
Shaker Co. 978 6,810
*Al Khaleej Training and
Education Co. 3,342 23,981
*Al Moammar Information
Systems Co. 1,583 79,241
Al Rajhi Bank 48,802 1,143,482

95
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
*Al Rajhi Co. for Co-operative
Insurance 2,771 $ 132,216
Alamar Foods 422 8,674
Alaseel Co. 240 313
Al-Dawaa Medical Services
Co. 435 10,216
Aldrees Petroleum and
Transport Services Co. 5,460 201,205
Alinma Bank 19,646 146,991
AlJazira Takaful Ta'awuni Co. 4,364 19,103
*AlKhorayef Water & Power
Technologies Co. 1,584 67,734
*Allianz Saudi Fransi
Cooperative Insurance Co. 5,005 19,750
Almunajem Foods Co. 1,727 53,708
*Alujain Corp. 2,870 30,911
Arab National Bank 34,713 175,058
*Arabian Contracting Services
Co. 1,571 73,537
Arabian Internet &
Communications Services Co. 1,933 131,347
*Arabian Shield Cooperative
Insurance Co. 2,430 12,410
Arriyadh Development Co. 7,508 60,173
*ARTEX Industrial Investment
Co. 60 254
Astra Industrial Group 1,678 79,528
Ataa Educational Co. 1,493 30,610
Bank AlBilad 21,500 210,666
*Bank Al-Jazira 40,447 177,050
Banque Saudi Fransi 13,660 113,479
*Basic Chemical Industries,
Ltd. 40 322
Bawan Co. 1,828 21,659
BinDawood Holding Co. 12,914 24,482
Bupa Arabia for Cooperative
Insurance Co. 8,661 464,447
Catrion Catering Holding Co. 3,828 121,291
Co. for Cooperative Insurance
(The) 5,809 217,159
Dallah Healthcare Co. 1,621 68,885
*Dar Al Arkan Real Estate
Development Co. 56,603 251,087
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 4,643 353,816
East Pipes Integrated Co. for
Industry 837 37,129
Electrical Industries Co. 47,941 101,736
*Emaar Economic City 21,221 48,536
*Herfy Food Services Co. 52 338
Jarir Marketing Co. 83,039 292,738
L'Azurde Co. for Jewelry 60 218
Leejam Sports Co. JSC 1,649 83,423
*Liva Insurance Co. 120 539
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 1,485 8,462
*Methanol Chemicals Co. 1,692 7,785
*Middle East Healthcare Co. 4,158 80,044
Shares Value †
SAUDI ARABIA — (Continued)
Mouwasat Medical Services
Co. 8,808 $ 220,687
Nahdi Medical Co. 2,883 94,726
*National Agriculture
Development Co. (The) 8,690 61,316
National Co. for Glass
Industries (The) 674 9,798
National Co. for Learning &
Education 692 40,388
National Gas &
Industrialization Co. 2,132 61,763
National Medical Care Co. 1,131 57,458
*Perfect Presentation For
Commercial Services Co. 2,752 10,903
*Rabigh Refining &
Petrochemical Co. 10,374 22,540
Retal Urban Development Co. 16,657 64,309
Riyad Bank 57,096 391,464
SABIC Agri-Nutrients Co. 4,730 143,322
Sahara International
Petrochemical Co. 9,588 67,142
*Saudi Arabian Mining Co. 7,408 111,247
Saudi Aramco Base Oil Co. 3,851 120,174
Saudi Automotive Services Co. 4,804 103,609
Saudi Awwal Bank 38,932 350,374
Saudi Basic Industries Corp. 7,775 150,502
*Saudi Ceramic Co. 2,848 24,721
Saudi Chemical Co. Holding 37,070 114,891
Saudi Ground Services Co. 3,283 46,242
Saudi Industrial Investment
Group 20,565 97,686
Saudi Investment Bank (The) 3,036 10,654
*Saudi Marketing Co. 92 545
Saudi National Bank (The) 121,182 1,069,623
Saudi Paper Manufacturing
Co. 1,524 27,715
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 2,941 26,233
*Saudi Printing & Packaging
Co. 80 289
*Saudi Public Transport Co. 4,575 26,921
*Saudi Real Estate Co. 11,787 80,815
*Saudi Reinsurance Co. 2,255 22,306
*Saudi Research & Media
Group 2,227 177,415
Saudi Tadawul Group Holding
Co. 1,348 85,710
Saudi Telecom Co. 40,940 459,467
Saudia Dairy & Foodstuff Co. 503 48,081
*Savola Group (The) 40,080 275,332
*Seera Group Holding 9,719 59,519
*Sinad Holding Co. 236 897
*Takween Advanced Industries
Co. 108 333
Theeb Rent A Car Co. 3,696 76,465
United Electronics Co. 3,575 96,141
United International
Transportation Co. 5,003 114,561

96
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
*Walaa Cooperative Insurance
Co. 5,300 $ 31,244
TOTAL SAUDI ARABIA 10,430,202
SOUTH AFRICA — (2.4%)
Adcock Ingram Holdings, Ltd. 224 880
Advtech, Ltd. 21,838 38,612
AECI, Ltd. 13,580 74,444
Afrimat, Ltd. 4,961 18,638
Altron, Ltd., Class A 1,124 1,168
Anglo American Platinum, Ltd. 1,804 70,303
Anglogold Ashanti PLC 121 3,353
#Anglogold Ashanti PLC 7,741 215,200
Aspen Pharmacare Holdings,
Ltd. 23,440 236,640
Barloworld, Ltd. 11,452 53,522
Bid Corp., Ltd. 14,370 339,052
Bidvest Group, Ltd. (The) 27,523 441,567
Capitec Bank Holdings, Ltd. 1,507 270,269
Clicks Group, Ltd. 19,878 423,127
Coronation Fund Managers,
Ltd. 15,459 35,010
Curro Holdings, Ltd. 2,276 1,643
*DataTec, Ltd. 29,974 68,425
ΩDis-Chem Pharmacies, Ltd. 40,985 83,825
Discovery, Ltd. 19,380 197,362
DRDGOLD, Ltd. 3,426 4,139
#DRDGOLD, Ltd., ADR 893 10,796
Famous Brands, Ltd. 469 1,658
FirstRand, Ltd. 83,805 365,462
Foschini Group, Ltd. (The) 20,894 181,333
#Gold Fields, Ltd., Sponsored
ADR 32,342 532,996
Grindrod, Ltd. 28,280 22,554
Hudaco Industries, Ltd. 3,864 43,863
*Impala Platinum Holdings,
Ltd. 2,467 16,097
Investec, Ltd. 8,391 65,258
Invicta Holdings, Ltd. 296 561
Kumba Iron Ore, Ltd. 3,925 73,705
Lewis Group, Ltd. 92 372
Life Healthcare Group
Holdings, Ltd. 52,904 47,727
Momentum Group, Ltd. 104,473 170,123
Motus Holdings, Ltd. 19,703 131,491
Mpact, Ltd. 540 892
Mr Price Group, Ltd. 19,085 276,171
MTN Group, Ltd. 43,262 214,181
*MultiChoice Group 28,923 182,029
Nedbank Group, Ltd. 9,793 164,526
NEPI Rockcastle NV 47,863 374,593
Netcare, Ltd. 73,551 61,487
Northam Platinum Holdings,
Ltd. 12,727 93,739
Old Mutual, Ltd. 294,699 202,856
Omnia Holdings, Ltd. 23,561 89,433
OUTsurance Group, Ltd. 24,234 82,311
ΩPepkor Holdings, Ltd. 97,665 126,224
*Pick n Pay Stores, Ltd. 20,962 30,174
Shares Value †
SOUTH AFRICA — (Continued)
PSG Financial Services, Ltd. 70,461 $ 74,486
Raubex Group, Ltd. 8,312 22,298
Reunert, Ltd. 14,326 65,026
RFG Holdings, Ltd. 448 431
Sanlam, Ltd. 41,212 204,498
Santam, Ltd. 3,384 70,942
Sappi, Ltd. 28,562 76,995
Shoprite Holdings, Ltd. 2,817 48,300
*Sibanye Stillwater, Ltd. 118,784 136,185
#*Sibanye Stillwater, Ltd., ADR 2,527 11,801
Southern Sun, Ltd. 1,656 782
*SPAR Group, Ltd. (The) 14,051 100,558
Spur Corp., Ltd. 5,549 10,856
Stadio Holdings, Ltd. 1,044 381
Standard Bank Group, Ltd. 18,622 254,430
Super Group, Ltd. 15,737 19,929
#*Transaction Capital, Ltd. 74,741 12,260
Truworths International, Ltd. 18,751 118,520
Tsogo Sun, Ltd. 17,315 12,134
*We Buy Cars Pty, Ltd. 24,424 49,594
Wilson Bayly Holmes-Ovcon,
Ltd. 7,013 85,374
Woolworths Holdings, Ltd. 42,747 157,400
Zeda, Ltd. 8,402 6,843
TOTAL SOUTH AFRICA 7,679,814
TAIWAN — (20.8%)
91APP, Inc. 1,000 2,934
#Ability Enterprise Co., Ltd. 19,000 27,812
Ability Opto-Electronics
Technology Co., Ltd. 2,000 13,889
AcBel Polytech, Inc. 73,886 73,909
Accton Technology Corp. 27,000 465,169
Acer, Inc. 349,000 440,607
*ACES Electronic Co., Ltd. 18,000 31,011
*Acon Holding, Inc. 6,000 2,360
Acter Group Corp., Ltd. 14,000 155,556
ADATA Technology Co., Ltd. 32,110 85,887
ADDCN Technology Co., Ltd. 4,295 24,866
Advanced Energy Solution
Holding Co., Ltd. 4,000 64,295
Advanced International
Multitech Co., Ltd. 13,000 32,216
*Advanced Optoelectronic
Technology, Inc. 24,000 18,876
Advanced Power Electronics
Corp. 8,000 19,675
Advancetek Enterprise Co.,
Ltd. 40,000 80,150
Advantech Co., Ltd. 12,399 123,835
#AIC, Inc. 3,280 32,145
Airtac International Group 7,000 195,318
Alchip Technologies, Ltd. 5,000 318,352
Alexander Marine Co., Ltd. 2,000 17,291
*ALI Corp. 13,000 8,013
All Ring Tech Co., Ltd. 10,564 149,855
Allied Supreme Corp. 6,000 62,640
#Allis Electric Co., Ltd. 18,905 66,085
Alltek Technology Corp. 25,000 31,523

97
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Alltop Technology Co., Ltd. 3,000 $ 25,749
Alpha Networks, Inc. 22,000 23,861
Altek Corp. 25,000 26,100
Amazing Microelectronic Corp. 8,000 24,270
AMPACS Corp. 5,000 8,130
Ampak Technology, Inc. 3,000 11,049
AMPOC Far-East Co., Ltd. 8,000 28,714
Anji Technology Co., Ltd. 1,000 1,035
Anpec Electronics Corp. 6,000 35,019
AP Memory Technology Corp. 2,000 18,820
Apac Opto Electronics, Inc. 2,000 5,899
Apacer Technology, Inc. 8,000 12,022
APAQ Technology Co., Ltd. 3,000 13,905
Apex Biotechnology Corp. 4,000 3,627
Arcadyan Technology Corp. 8,000 39,451
Argosy Research, Inc. 7,000 34,301
Arizon RFID Technology
Cayman Co., Ltd. 2,000 16,105
ASE Technology Holding Co.,
Ltd. 108,000 529,213
#ASE Technology Holding Co.,
Ltd., ADR 4,870 46,557
Asia Electronic Material Co.,
Ltd. 8,000 5,231
Asia Optical Co., Inc. 22,000 70,381
Asia Polymer Corp. 14,000 7,188
Asia Tech Image, Inc. 8,000 24,245
Asia Vital Components Co.,
Ltd. 26,337 524,438
ASIX Electronics Corp. 3,000 9,457
ASMedia Technology, Inc. 2,000 101,748
ASPEED Technology, Inc. 4,000 524,345
ASROCK, Inc. 5,000 31,757
Asustek Computer, Inc. 28,000 502,497
ATE Energy International Co.,
Ltd. 6,000 5,843
Aten International Co., Ltd. 6,000 14,831
AURAS Technology Co., Ltd. 3,000 62,734
Avalue Technology, Inc. 6,000 18,708
Avermedia Technologies 6,000 7,500
Axiomtek Co., Ltd. 6,000 18,614
Azurewave Technologies, Inc. 4,000 5,169
Bafang Yunji International Co.,
Ltd. 2,000 9,551
Bank of Kaohsiung Co., Ltd. 2,787 1,013
BenQ Materials Corp. 3,000 3,024
BES Engineering Corp. 247,000 83,644
Bin Chuan Enterprise Co., Ltd. 10,000 11,548
#*Biostar Microtech
International Corp. 12,000 12,846
Bizlink Holding, Inc. 6,038 88,855
Bora Pharmaceuticals Co., Ltd. 4,000 90,387
Brave C&H Supply Co., Ltd. 6,000 23,221
Brighton-Best International
Taiwan, Inc. 34,000 35,549
Brillian Network & Automation
Integrated System Co., Ltd. 5,000 40,184
Browave Corp. 9,000 40,309
C Sun Manufacturing, Ltd. 6,000 38,951
Shares Value †
TAIWAN — (Continued)
#Castles Technology Co., Ltd. 27,562 $ 93,766
Caswell, Inc. 4,000 17,790
Cathay Financial Holding Co.,
Ltd. 223,979 481,653
Cathay Real Estate
Development Co., Ltd. 80,000 60,549
CCP Contact Probes Co., Ltd. 8,000 11,311
*Cenra, Inc. 9,500 11,415
Central Reinsurance Co., Ltd. 58,284 48,479
Century Iron & Steel Industrial
Co., Ltd. 20,000 129,213
Chaintech Technology Corp. 1,000 1,404
Chang Hwa Commercial Bank,
Ltd. 123,865 68,427
Chang Wah Technology Co.,
Ltd. 31,000 35,364
Channel Well Technology Co.,
Ltd. 27,000 51,994
Chant Sincere Co., Ltd. 4,000 8,602
CHC Healthcare Group 16,000 20,774
Chenbro Micom Co., Ltd. 1,000 8,864
Cheng Loong Corp. 37,000 27,484
*Cheng Mei Materials
Technology Corp. 35,699 14,150
Cheng Uei Precision Industry
Co., Ltd. 37,000 74,831
#Chenming Electronic
Technology Corp. 7,000 35,503
Chicony Electronics Co., Ltd. 37,000 188,811
Chicony Power Technology
Co., Ltd. 10,000 39,326
China Bills Finance Corp. 51,000 23,638
China General Plastics Corp. 27,000 13,525
China Glaze Co., Ltd. 15,000 9,691
*China Man-Made Fiber Corp. 95,000 22,920
China Metal Products 16,000 18,427
China Motor Corp. 28,000 60,212
China Steel Chemical Corp. 9,000 27,219
China Wire & Cable Co., Ltd. 3,000 3,202
Ching Feng Home Fashions
Co., Ltd. 1,000 1,050
Chipbond Technology Corp. 60,000 118,539
Chlitina Holding, Ltd. 3,090 13,550
Chong Hong Construction Co.,
Ltd. 16,000 43,695
Chroma ATE, Inc. 21,000 272,331
Chun Yuan Steel Industry Co.,
Ltd. 71,000 40,331
Chung Hung Steel Corp. 90,000 57,725
Chung Hwa Chemical
Industrial Works, Ltd. 2,000 2,316
*Chung Hwa Pulp Corp. 17,000 9,842
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 75,000 373,361
Chunghwa Precision Test
Tech Co., Ltd. 2,000 36,891
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 2,648 99,803

98
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Cleanaway Co., Ltd. 5,000 $ 28,558
*CoAsia Electronics Corp. 25,000 30,782
Compal Electronics, Inc. 375,000 419,593
#Compucase Enterprise 4,000 7,890
Continental Holdings Corp. 28,000 24,601
Contrel Technology Co., Ltd. 18,000 35,674
Coremax Corp. 5,457 10,151
Coretronic Corp. 33,000 71,376
Co-Tech Development Corp. 18,000 33,427
Coxon Precise Industrial Co.,
Ltd. 20,000 13,202
*CSBC Corp. 44,000 23,689
CTBC Financial Holding Co.,
Ltd. 660,000 739,513
CTCI Corp. 49,000 67,444
Cub Elecparts, Inc. 3,000 9,092
CviLux Corp. 10,000 16,854
Cyberlink Corp. 2,000 5,668
CyberPower Systems, Inc. 4,200 40,637
*CyberTAN Technology, Inc. 31,000 34,880
DA CIN Construction Co., Ltd. 36,200 55,362
Da-Li Development Co., Ltd. 34,702 46,518
Darfon Electronics Corp. 18,000 27,303
Darwin Precisions Corp. 54,000 23,258
Daxin Materials Corp. 9,000 63,483
De Licacy Industrial Co., Ltd. 1,060 543
Delta Electronics, Inc. 43,000 542,197
Depo Auto Parts Ind Co., Ltd. 7,000 52,871
Dimerco Data System Corp. 7,000 25,016
Dimerco Express Corp. 15,500 40,927
D-Link Corp. 74,000 44,114
Drewloong Precision, Inc. 1,000 4,635
Dynapack International
Technology Corp. 16,000 53,933
E Ink Holdings, Inc. 20,000 191,011
E.Sun Financial Holding Co.,
Ltd. 334,314 285,899
Eastech Holding, Ltd. 4,000 15,481
Eclat Textile Co., Ltd. 8,000 135,581
*Edimax Technology Co., Ltd. 18,000 19,635
Edison Opto Corp. 10,000 8,209
Edom Technology Co., Ltd. 13,000 15,215
Elan Microelectronics Corp. 33,000 150,375
E-Lead Electronic Co., Ltd. 4,000 9,488
E-LIFE MALL Corp. 5,000 13,015
*Elite Advanced Laser Corp. 12,000 79,963
#Elite Material Co., Ltd. 22,000 288,046
Elite Semiconductor
Microelectronics Technology,
Inc. 47,000 99,897
Elitegroup Computer Systems
Co., Ltd. 36,000 27,416
eMemory Technology, Inc. 5,000 497,815
Emerging Display
Technologies Corp. 11,000 8,686
Ennoconn Corp. 15,000 137,172
Eris Technology Corp. 2,143 18,929
Eson Precision Ind Co., Ltd. 10,000 20,225
Eternal Materials Co., Ltd. 92,000 89,875
Shares Value †
TAIWAN — (Continued)
#*Etron Technology, Inc. 145,933 $ 170,346
Ever Supreme Bio Technology
Co., Ltd. 1,100 6,300
Evergreen Aviation
Technologies Corp. 10,000 28,964
Evergreen International
Storage & Transport Corp. 19,000 18,265
#EVERGREEN Steel Corp. 30,000 95,974
Everlight Chemical Industrial
Corp. 37,000 28,004
#Everlight Electronics Co., Ltd. 40,000 104,619
Evertop Wire Cable Corp. 2,000 1,417
Excellence Opto, Inc. 5,000 4,370
Excelsior Medical Co., Ltd. 4,000 10,874
Far Eastern Department
Stores, Ltd. 40,000 32,022
Far Eastern International Bank 387,671 159,715
Far Eastern New Century
Corp. 99,000 114,635
Far EasTone
Telecommunications Co., Ltd. 65,000 180,556
#Faraday Technology Corp. 27,004 197,642
Farglory F T Z Investment
Holding Co., Ltd. 3,240 4,389
Farglory Land Development
Co., Ltd. 25,000 52,669
Feedback Technology Corp. 4,320 19,011
Feng Hsin Steel Co., Ltd. 9,000 23,595
#Feng TAY Enterprise Co.,
Ltd. 28,520 125,954
Firich Enterprises Co., Ltd. 35,000 34,956
*First Copper Technology Co.,
Ltd. 28,000 34,956
First Financial Holding Co.,
Ltd. 438,955 371,961
First Insurance Co., Ltd. (The) 2,000 1,420
#*Fittech Co., Ltd. 5,000 25,359
FLEXium Interconnect, Inc. 28,000 65,893
Flytech Technology Co., Ltd. 9,000 24,129
#FocalTech Systems Co., Ltd. 40,000 105,368
#Forcecon Tech Co., Ltd. 8,113 39,248
Formosa International Hotels
Corp. 4,000 24,969
Formosa Oilseed Processing
Co., Ltd. 3,000 8,418
Formosa Petrochemical Corp. 11,000 16,514
Formosa Plastics Corp. 16,000 23,620
Formosan Union Chemical 19,000 13,402
Fortune Electric Co., Ltd. 13,700 234,320
Founding Construction &
Development Co., Ltd. 31,000 19,593
Foxsemicon Integrated
Technology, Inc. 6,000 64,513
Froch Enterprise Co., Ltd. 19,000 10,793
Fu Chun Shin Machinery
Manufacture Co., Ltd. 14,000 8,215
Fu Hua Innovation Co., Ltd. 56,690 55,204
Fubon Financial Holding Co.,
Ltd. 266,205 754,414

99
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Fulgent Sun International
Holding Co., Ltd. 11,000 $ 36,735
Fusheng Precision Co., Ltd. 6,000 55,712
G Shank Enterprise Co., Ltd. 9,353 25,572
Gamania Digital Entertainment
Co., Ltd. 9,000 22,163
Gemtek Technology Corp. 54,000 59,916
*General Interface Solution
Holding, Ltd. 14,000 24,863
Genesys Logic, Inc. 4,000 18,414
#Genius Electronic Optical
Co., Ltd. 8,000 111,985
GeoVision, Inc. 3,000 5,815
Getac Holdings Corp. 30,000 104,401
GFC, Ltd. 4,000 12,734
#Gigabyte Technology Co.,
Ltd. 45,000 367,275
*Gigasolar Materials Corp. 6,000 17,266
*Gigastorage Corp. 36,000 20,618
Global Unichip Corp. 8,000 308,365
Globe Union Industrial Corp. 10,111 5,207
Gloria Material Technology
Corp. 22,000 31,482
#GMI Technology, Inc. 24,000 50,037
Goldsun Building Materials
Co., Ltd. 69,000 115,431
Good Finance Securities Co.,
Ltd. 16,000 12,210
Gordon Auto Body Parts 4,000 4,351
Grand Fortune Securities Co.,
Ltd. 16,000 6,417
Grand Process Technology
Corp. 1,000 50,250
Grape King Bio, Ltd. 8,000 37,578
Great China Metal Industry 1,000 715
Great Tree Pharmacy Co., Ltd. 8,000 44,070
Group Up Industrial Co., Ltd. 1,000 8,723
GTM Holdings Corp. 1,000 1,064
Gudeng Precision Industrial
Co., Ltd. 5,000 84,582
Harvatek Corp. 11,000 7,742
Hey Song Corp. 29,000 37,427
Highwealth Construction Corp. 60,500 76,947
#Hiwin Technologies Corp. 11,000 81,195
Hocheng Corp. 10,000 5,446
Hold-Key Electric Wire & Cable
Co., Ltd. 11,000 13,767
Holy Stone Enterprise Co., Ltd. 15,200 42,412
Hon Hai Precision Industry
Co., Ltd. 302,000 1,993,539
Hong Pu Real Estate
Development Co., Ltd. 18,000 16,208
Hong TAI Electric Industrial 12,000 12,491
Hota Industrial Manufacturing
Co., Ltd. 7,000 12,191
Hotai Motor Co., Ltd. 23,060 467,102
Hsin Kuang Steel Co., Ltd. 8,000 13,858
*HTC Corp. 80,000 109,863
Shares Value †
TAIWAN — (Continued)
HUA ENG Wire & Cable Co.,
Ltd. 5,000 $ 4,541
Hua Nan Financial Holdings
Co., Ltd. 390,910 310,508
Hua Yu Lien Development
Co., Ltd. 5,000 20,521
Huaku Development Co., Ltd. 29,200 107,541
Huang Hsiang Construction
Corp. 8,000 14,332
Hung Ching Development &
Construction Co., Ltd. 21,000 21,105
Hung Sheng Construction, Ltd. 40,000 32,647
Hwacom Systems, Inc. 14,000 10,334
Hwang Chang General
Contractor Co., Ltd. 15,240 45,853
Ibase Technology, Inc. 11,000 25,303
IBF Financial Holdings Co.,
Ltd. 204,920 94,337
Ichia Technologies, Inc. 21,000 26,414
I-Chiun Precision Industry Co.,
Ltd. 7,283 28,527
*In Win Development, Inc. 3,000 9,691
Innodisk Corp. 8,220 66,319
Inpaq Technology Co., Ltd. 14,000 35,087
Insyde Software Corp. 3,600 59,551
Integrated Service Technology,
Inc. 3,000 17,650
International Games System
Co., Ltd. 28,000 904,494
#Inventec Corp. 264,000 374,082
Iron Force Industrial Co., Ltd. 4,000 13,795
I-Sheng Electric Wire & Cable
Co., Ltd. 7,000 11,470
ITE Technology, Inc. 7,000 29,604
ITEQ Corp. 17,000 41,174
Jarllytec Co., Ltd. 7,000 32,881
Jean Co., Ltd. 13,389 9,737
Jentech Precision Industrial
Co., Ltd. 6,000 276,217
Jetwell Computer Co., Ltd. 2,000 8,802
Johnson Health Tech Co., Ltd. 6,000 28,371
JPC connectivity, Inc. 6,000 33,989
JSL Construction &
Development Co., Ltd. 10,500 28,675
Kaori Heat Treatment Co., Ltd. 4,000 40,200
KEE TAI Properties Co., Ltd. 31,465 15,713
Kenda Rubber Industrial Co.,
Ltd. 38,000 35,462
Kerry TJ Logistics Co., Ltd. 1,000 1,250
Keystone Microtech Corp. 1,000 10,424
KGI Financial Holding Co., Ltd. 730,000 381,632
Kindom Development Co., Ltd. 59,000 83,510
King Slide Works Co., Ltd. 3,000 117,041
King's Town Bank Co., Ltd. 55,000 84,886
Kinik Co. 2,000 19,288
Kinko Optical Co., Ltd. 11,000 8,617
Kinpo Electronics 92,000 71,067
Kinsus Interconnect
Technology Corp. 16,000 53,683

100
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
KMC Kuei Meng International,
Inc. 3,000 $ 12,781
KNH Enterprise Co., Ltd. 8,000 4,769
Ko Ja Cayman Co., Ltd. 3,000 4,583
KS Terminals, Inc. 8,000 18,951
Kung Long Batteries Industrial
Co., Ltd. 1,000 4,619
*Kung Sing Engineering Corp. 52,000 18,826
*Kuo Toong International Co.,
Ltd. 15,000 28,605
Kuo Yang Construction Co.,
Ltd. 31,000 20,367
Kwong Lung Enterprise Co.,
Ltd. 9,000 15,927
L&K Engineering Co., Ltd. 23,571 166,998
La Kaffa International Co., Ltd. 1,000 3,215
#LandMark Optoelectronics
Corp. 6,000 60,393
Lanner Electronics, Inc. 11,120 31,062
Largan Precision Co., Ltd. 2,000 142,634
Laster Tech Corp., Ltd. 12,000 14,419
Lelon Electronics Corp. 9,000 20,281
*Leofoo Development Co., Ltd. 5,000 2,715
Lian HWA Food Corp. 4,510 15,836
Lien Hwa Industrial Holdings
Corp. 54,961 102,580
Lite-On Technology Corp. 92,000 294,320
Long Da Construction &
Development Corp. 39,000 42,907
*Longchen Paper & Packaging
Co., Ltd. 85,125 35,602
Longwell Co. 10,000 24,501
Lotes Co., Ltd. 6,051 316,337
#Lotus Pharmaceutical Co.,
Ltd. 12,000 94,195
Lumax International Corp., Ltd. 9,000 30,899
*Lung Yen Life Service Corp. 17,000 24,566
Lungteh Shipbuilding Co., Ltd. 6,000 21,161
Luxe Green Energy
Technology Co., Ltd. 2,060 1,726
LuxNet Corp. 9,205 40,078
M3 Technology, Inc. 1,000 3,308
M31 Technology Corp. 1,200 28,390
Machvision, Inc. 2,000 22,410
Makalot Industrial Co., Ltd. 18,300 198,478
Marketech International Corp. 7,000 33,427
Materials Analysis Technology,
Inc. 9,466 80,213
Mechema Chemicals
International Corp. 5,000 11,080
MediaTek, Inc. 41,000 1,650,749
Mega Financial Holding Co.,
Ltd. 258,582 317,175
Mercuries & Associates
Holding, Ltd. 71,000 37,450
Mercuries Data Systems, Ltd. 3,152 2,637
*Mercuries Life Insurance Co.,
Ltd. 339,784 72,962
Merida Industry Co., Ltd. 13,000 71,816
Shares Value †
TAIWAN — (Continued)
Merry Electronics Co., Ltd. 21,241 $ 70,273
*Microbio Co., Ltd. 32,550 38,656
Micro-Star International Co.,
Ltd. 76,000 422,222
MIN AIK Technology Co., Ltd. 13,000 11,341
#Mirle Automation Corp. 6,220 15,026
#momo.com, Inc. 15,865 185,933
*MOSA Industrial Corp. 12,000 8,558
Motech Industries, Inc. 17,000 12,814
MPI Corp. 17,000 427,122
MSSCORPS Co., Ltd. 4,320 27,371
*My Humble House Hospitality
Management Consulting 2,000 3,627
Nak Sealing Technologies
Corp. 9,000 32,163
Nan Pao Resins Chemical
Co., Ltd. 6,000 53,183
Nan Ya Plastics Corp. 160,000 208,240
Nang Kuang Pharmaceutical
Co., Ltd. 2,000 2,687
National Petroleum Co., Ltd. 5,000 10,144
Netronix, Inc. 5,000 18,571
*New Asia Construction &
Development Corp. 3,000 1,124
Nexcom International Co., Ltd. 10,000 15,122
Nichidenbo Corp. 23,000 43,502
Nien Made Enterprise Co., Ltd. 10,000 150,125
North Star International Co.,
Ltd. 7,908 15,327
#Novatek Microelectronics
Corp. 39,000 612,266
Nuvoton Technology Corp. 33,000 104,026
O-Bank Co., Ltd. 74,000 22,704
Ocean Plastics Co., Ltd. 13,000 13,795
OK Biotech Co., Ltd. 26,000 19,557
Orient Semiconductor
Electronics, Ltd. 33,000 40,169
Oriental Union Chemical Corp. 42,000 23,137
O-TA Precision Industry Co.,
Ltd. 5,000 12,906
Pacific Hospital Supply Co.,
Ltd. 1,000 2,772
Pan Jit International, Inc. 25,000 43,383
Pan-International Industrial
Corp. 38,000 44,594
Panion & BF Biotech, Inc. 3,000 8,006
Parade Technologies, Ltd. 6,000 134,082
Parpro Corp. 2,000 1,829
PCL Technologies, Inc. 5,000 16,776
Pegatron Corp. 167,000 516,011
#Pegavision Corp. 2,000 23,439
PharmaEngine, Inc. 7,000 22,285
*PharmaEssentia Corp. 11,000 216,635
Phison Electronics Corp. 12,000 176,592
Pixart Imaging, Inc. 10,000 76,155
Planet Technology Corp. 5,000 25,437
Posiflex Technology, Inc. 6,000 39,232
Pou Chen Corp. 80,000 94,382
Powertech Technology, Inc. 72,000 284,270

101
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Poya International Co., Ltd. 2,040 $ 31,899
President Chain Store Corp. 26,000 239,388
President Securities Corp. 56,000 45,006
#Primax Electronics, Ltd. 54,000 136,517
Prince Housing &
Development Corp. 68,000 22,072
Promate Electronic Co., Ltd. 19,000 49,279
Qisda Corp. 123,000 138,202
Quang Viet Enterprise Co.,
Ltd. 4,000 12,797
Quanta Computer, Inc. 78,000 738,858
Quanta Storage, Inc. 12,000 36,217
Radium Life Tech Co., Ltd. 67,000 20,096
*RDC Semiconductor Co., Ltd. 1,000 7,022
Realtek Semiconductor Corp. 24,000 358,427
Rechi Precision Co., Ltd. 30,000 24,298
Rexon Industrial Corp., Ltd. 6,000 6,479
Rich Development Co., Ltd. 86,520 27,004
*Ritek Corp. 37,000 16,571
Ruby Tech Corp. 1,030 1,758
Ruentex Development Co.,
Ltd. 110,000 159,644
Ruentex Engineering &
Construction Co. 10,200 42,500
Run Long Construction Co.,
Ltd. 59,400 89,360
Sakura Development Co., Ltd. 15,448 24,300
Sampo Corp. 18,000 16,067
San Fang Chemical Industry
Co., Ltd. 26,000 36,639
San Fu Chemical Co., Ltd. 6,000 23,876
Sanyang Motor Co., Ltd. 60,000 130,899
Savior Lifetec Corp. 6,000 4,120
Scientech Corp. 4,000 56,429
ScinoPharm Taiwan, Ltd. 4,000 3,002
SciVision Biotech, Inc. 1,000 3,183
SDI Corp. 16,000 60,175
Sensortek Technology Corp. 3,000 24,532
Sercomm Corp. 39,000 134,504
Sesoda Corp. 31,000 38,605
Shanghai Commercial &
Savings Bank, Ltd. (The) 240,000 300,000
Sharehope Medicine Co., Ltd. 5,460 5,087
ShenMao Technology, Inc. 16,000 33,408
Shih Her Technologies, Inc. 4,000 17,665
Shihlin Electric & Engineering
Corp. 17,000 108,505
*Shin Kong Financial Holding
Co., Ltd. 995,160 352,530
Shin Ruenn Development Co.,
Ltd. 13,800 25,886
Shin Zu Shing Co., Ltd. 12,383 67,828
Shinfox Energy Co., Ltd. 4,000 14,607
*Shining Building Business
Co., Ltd. 31,000 10,159
Shinkong Insurance Co., Ltd. 24,000 73,558
Shinkong Synthetic Fibers
Corp. 87,000 41,545
Shares Value †
TAIWAN — (Continued)
Shiny Chemical Industrial Co.,
Ltd. 7,000 $ 36,813
ShunSin Technology Holding,
Ltd. 3,000 19,616
Shuttle, Inc. 32,000 20,524
Sigurd Microelectronics Corp. 42,000 96,611
Silergy Corp. 22,000 347,441
Silicon Power Computer &
Communications, Inc. 6,000 5,890
Simplo Technology Co., Ltd. 20,000 213,795
Sinbon Electronics Co., Ltd. 17,000 140,605
Sinmag Equipment Corp. 3,000 13,390
Sinon Corp. 48,000 62,622
SinoPac Financial Holdings
Co., Ltd. 532,394 382,181
Sinyi Realty, Inc. 24,000 22,584
Sitronix Technology Corp. 10,000 69,288
Siward Crystal Technology
Co., Ltd. 52,000 46,579
Solar Applied Materials
Technology Corp. 68,000 133,920
Sonix Technology Co., Ltd. 1,000 1,462
Speed Tech Corp. 8,000 12,397
Sporton International, Inc. 10,200 67,491
St. Shine Optical Co., Ltd. 4,000 26,342
Standard Chemical &
Pharmaceutical Co., Ltd. 6,000 11,891
Standard Foods Corp. 38,000 44,653
Stark Technology, Inc. 14,000 56,804
S-Tech Corp. 1,000 1,025
*Sun Yad Construction Co.,
Ltd. 37,000 17,033
*Sunko INK Co., Ltd. 17,000 11,089
Sunonwealth Electric Machine
Industry Co., Ltd. 32,000 96,380
Sunplus Innovation
Technology, Inc. 2,000 10,768
*Sunplus Technology Co., Ltd. 42,000 38,605
Sunrex Technology Corp. 12,000 20,899
Sunspring Metal Corp. 10,000 10,424
Supreme Electronics Co., Ltd. 81,564 168,270
Swancor Holding Co., Ltd. 12,000 39,139
Sweeten Real Estate
Development Co., Ltd. 12,000 11,779
Symtek Automation Asia Co.,
Ltd. 1,000 6,273
Syncmold Enterprise Corp. 12,000 38,015
Synmosa Biopharma Corp. 12,021 13,582
Synnex Technology
International Corp. 120,000 265,543
Sysgration 22,000 23,209
Systex Corp. 11,000 45,833
TA Chen Stainless Pipe 134,800 136,525
#Ta Ya Electric Wire & Cable 163,434 231,072
*Tai Tung Communication Co.,
Ltd. 24,000 20,712
Taichung Commercial Bank
Co., Ltd. 204,357 113,213
TaiDoc Technology Corp. 8,000 39,326

102
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Taiflex Scientific Co., Ltd. 29,689 $ 49,296
Taimide Tech, Inc. 4,000 5,593
Tainan Spinning Co., Ltd. 57,000 27,041
Taishin Financial Holding Co.,
Ltd. 383,054 204,439
TaiSol Electronics Co., Ltd. 6,000 12,172
*Taisun Enterprise Co., Ltd. 12,000 7,491
TAI-TECH Advanced
Electronics Co., Ltd. 8,000 30,712
Taiwan Business Bank 401,205 194,091
Taiwan Cooperative Financial
Holding Co., Ltd. 193,803 152,429
Taiwan Fertilizer Co., Ltd. 25,000 44,554
Taiwan Fire & Marine
Insurance Co., Ltd. 21,000 18,352
Taiwan FU Hsing Industrial
Co., Ltd. 9,000 14,831
*Taiwan Glass Industry Corp. 69,000 41,887
Taiwan High Speed Rail Corp. 74,000 67,325
Taiwan Hon Chuan Enterprise
Co., Ltd. 31,689 151,324
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 28,922 39,989
Taiwan Line Tek Electronic 2,000 1,888
Taiwan Mask Corp. 18,000 31,067
Taiwan Mobile Co., Ltd. 125,000 442,806
Taiwan Paiho, Ltd. 15,000 37,828
Taiwan PCB Techvest Co.,
Ltd. 19,000 22,238
Taiwan Sakura Corp. 11,000 28,461
Taiwan Secom Co., Ltd. 27,000 115,449
Taiwan Semiconductor Co.,
Ltd. 18,000 35,225
Taiwan Semiconductor
Manufacturing Co., Ltd. 498,000 16,009,363
*Taiwan Styrene Monomer 42,000 15,861
Taiwan Surface Mounting
Technology Corp. 26,000 86,829
*Taiwan TEA Corp. 50,000 32,615
Taiwan Union Technology
Corp. 18,000 91,011
*Tatung Co., Ltd. 92,000 127,060
TCI Co., Ltd. 5,000 20,755
Team Group, Inc. 4,000 11,273
Teco Electric and Machinery
Co., Ltd. 81,000 124,888
Tehmag Foods Corp. 3,000 28,652
Test Research, Inc. 11,000 46,005
Thinking Electronic Industrial
Co., Ltd. 3,000 15,356
Thye Ming Industrial Co., Ltd. 9,000 18,792
Ton Yi Industrial Corp. 95,000 48,627
Tong Hsing Electronic
Industries, Ltd. 15,700 63,212
Tong Yang Industry Co., Ltd. 19,000 63,452
#Tong-Tai Machine & Tool
Co., Ltd. 61,000 60,829
Topco Scientific Co., Ltd. 14,231 139,689
Topco Technologies Corp. 10,000 21,879
Shares Value †
TAIWAN — (Continued)
Topkey Corp. 4,000 $ 28,839
Topoint Technology Co., Ltd. 13,000 16,007
Transcend Information, Inc. 10,000 30,087
Transcom, Inc. 2,200 9,270
Trusval Technology Co., Ltd. 4,093 29,062
TSC Auto ID Technology Co.,
Ltd. 2,000 13,920
TSEC Corp. 77,104 51,980
TSRC Corp. 29,000 22,085
TTY Biopharm Co., Ltd. 12,000 27,453
Tung Ho Steel Enterprise
Corp. 67,000 154,117
TURVO International Co., Ltd. 1,000 5,025
TXC Corp. 21,000 77,341
TYC Brother Industrial Co.,
Ltd. 15,000 27,903
Tycoons Group Enterprise 702 215
*U-BEST Innovative
Technology Co., Ltd. 34,000 19,579
UDE Corp. 8,000 22,747
Ultra Chip, Inc. 6,000 16,854
Unic Technology Corp. 14,000 16,058
Unimicron Technology Corp. 7,000 35,284
Union Bank Of Taiwan 77,254 36,650
*Union Insurance Co., Ltd. 5,000 5,251
Uni-President Enterprises
Corp. 490,000 1,371,816
*Unitech Printed Circuit Board
Corp. 46,000 43,502
United Integrated Services
Co., Ltd. 21,000 221,536
United Orthopedic Corp. 7,000 21,542
United Recommend
International Co., Ltd. 1,075 1,986
*United Renewable Energy
Co., Ltd. 123,000 43,188
Universal Cement Corp. 36,200 34,178
Universal Microwave
Technology, Inc. 2,000 19,132
Universal Vision Biotechnology
Co., Ltd. 8,180 55,784
UPC Technology Corp. 110,000 38,109
UPI Semiconductor Corp. 3,000 23,174
USI Corp. 64,000 27,965
U-Tech Media Corp. 9,000 5,323
Utechzone Co., Ltd. 4,000 16,792
#Via Technologies, Inc. 15,000 54,541
Visco Vision, Inc. 2,000 13,639
VisEra Technologies Co., Ltd. 9,000 78,933
#Visual Photonics Epitaxy Co.,
Ltd. 37,000 162,828
Voltronic Power Technology
Corp. 6,000 398,876
Waffer Technology Corp. 4,000 8,926
Wah Lee Industrial Corp. 26,000 99,001
#Walsin Lihwa Corp. 157,000 145,044
Walsin Technology Corp. 23,000 72,503
#*We & Win Development Co.,
Ltd. 22,000 9,922

103
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Wei Chuan Foods Corp. 2,000 $ 1,117
Weikeng Industrial Co., Ltd. 76,000 82,784
Weltrend Semiconductor 11,000 20,187
Wholetech System Hitech, Ltd. 5,000 16,464
#*Winbond Electronics Corp. 213,083 128,023
WinWay Technology Co., Ltd. 1,000 40,730
Wisdom Marine Lines Co., Ltd. 51,000 116,835
Wiselink Co., Ltd. 10,130 30,415
Wistron Corp. 160,000 554,307
Wistron NeWeb Corp. 31,074 118,322
WITS Corp. 2,000 7,272
Wiwynn Corp. 4,000 237,828
Wowprime Corp. 3,000 22,425
WPG Holdings, Ltd. 188,000 435,381
WT Microelectronics Co., Ltd. 56,583 193,378
Xxentria Technology Materials
Corp. 9,810 18,156
Yageo Corp. 10,753 187,271
Yankey Engineering Co., Ltd. 5,600 54,270
YC INOX Co., Ltd. 55,067 37,296
YCC Parts Manufacturing Co.,
Ltd. 1,000 1,813
Yea Shin International
Development Co., Ltd. 21,062 20,115
Yen Sun Technology Corp. 4,000 6,592
*Yeong Guan Energy
Technology Group Co., Ltd. 11,000 13,321
YFY, Inc. 73,000 69,605
Yieh Phui Enterprise Co., Ltd. 115,260 54,500
Youngtek Electronics Corp. 11,000 24,307
Yuanta Financial Holding Co.,
Ltd. 390,828 395,829
Yuanta Futures Co., Ltd. 4,000 10,961
#Yulon Motor Co., Ltd. 78,200 139,852
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 5,000 12,079
Yungshin Construction &
Development Co., Ltd. 12,000 79,401
YungShin Global Holding
Corp. 9,000 15,843
Zenitron Corp. 28,000 27,878
Zero One Technology Co., Ltd. 16,000 50,437
Zhen Ding Technology
Holding, Ltd. 35,000 122,893
ZillTek Technology Corp. 5,000 54,385
*Zinwell Corp. 23,000 12,742
Zippy Technology Corp. 13,000 29,741
Zyxel Group Corp. 54,000 70,618
TOTAL TAIWAN 66,169,627
THAILAND — (1.4%)
AAPICO Hitech PCL, Class F 17,700 10,438
Advanced Information
Technology PCL 3,600 454
#After You PCL 400 127
Airports of Thailand PCL 6,700 12,161
Airports of Thailand PCL,
Class F 25,600 46,466
Amata Corp. PCL 40,600 35,192
Shares Value †
THAILAND — (Continued)
#AP Thailand PCL 288,600 $ 81,675
AP Thailand PCL 29,000 8,207
Asia Plus Group Holdings PCL 7,600 572
Asian Alliance International
PCL, Class R 8,000 1,600
Bangchak Sriracha PCL 40,100 8,794
Bangkok Bank PCL 10,900 47,483
Bangkok Bank PCL, Class F 15,100 65,779
Bangkok Chain Hospital PCL 128,000 65,622
#Bangkok Chain Hospital PCL,
Class F 36,200 18,559
Bangkok Dusit Medical
Services PCL 200,300 163,232
Bangkok Dusit Medical
Services PCL, Class F 139,300 113,521
Bangkok Expressway & Metro
PCL, Class F 85,400 19,993
Bangkok Expressway & Metro
PCL, Class R 121,300 28,398
Bangkok Land PCL 44,400 816
Bangkok Land PCL, Class F 1,150,000 21,129
BCPG PCL 120,600 24,302
BEC World PCL 19,400 2,426
Betagro PCL 35,500 22,303
BKI Holdings PCL 4,000 35,561
*BTS Group Holdings PCL 170,800 25,105
*BTS Group Holdings PCL 147,900 21,739
Bumrungrad Hospital PCL 34,100 274,861
Cal-Comp Electronics Thailand
PCL 13,541 2,127
#Cal-Comp Electronics
Thailand PCL 161,900 25,428
Central Retail Corp. PCL,
Class F 26,500 25,130
Central Retail Corp. PCL,
Class R 22,600 21,431
CH Karnchang PCL 57,900 32,944
#CH Karnchang PCL, Class F 40,100 22,816
#Chularat Hospital PCL 188,300 16,182
Chularat Hospital PCL 527,500 45,333
Com7 PCL - NVDR 27,900 23,150
Com7 PCL, Class F 82,700 68,621
CP ALL PCL 100,400 188,185
*CP AXTRA PCL, Class F 39,423 39,721
Delta Electronics Thailand PCL 79,400 324,706
Delta Electronics Thailand PCL 9,300 38,032
Dhipaya Group Holdings PCL,
Class F 40,700 32,866
Diamond Building Products
PCL 1,800 421
#Dohome PCL 62,876 19,378
Eastern Polymer Group PCL 2,400 334
Eastern Water Resources
Development and
Management PCL 2,300 217
Ekachai Medical Care PCL 1,050 208
Energy Absolute PCL 35,200 8,241
#Energy Absolute PCL 76,700 17,956
Exotic Food PCL 6,900 4,805

104
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
THAILAND — (Continued)
Frasers Property Thailand
PCL, Class R 2,000 $ 782
Gunkul Engineering PCL 102,500 8,262
Gunkul Engineering PCL 322,400 25,987
Hana Microelectronics PCL 8,900 10,088
Hana Microelectronics PCL,
Class F 28,200 31,965
Home Product Center PCL 128,200 36,281
Home Product Center PCL 99,700 28,216
Ichitan Group PCL 91,000 42,338
Index Livingmall PCL 400 207
Indorama Ventures PCL,
Class F 42,100 32,437
Intouch Holdings PCL 200 634
Intouch Holdings PCL, Class F 10,500 33,294
#IRPC PCL 389,600 17,780
*Italian-Thai Development PCL 15,200 306
Jasmine International PCL 543,592 37,372
*Jasmine Technology Solution
PCL 17,900 37,927
*Jasmine Technology Solution
PCL 1,300 2,755
Karmarts PCL 64,166 22,628
Kaset Thai International Sugar
Corp. PCL 2,300 194
Kasikornbank PCL 6,400 27,785
Kasikornbank PCL 800 3,473
KCE Electronics PCL 59,800 63,796
KCE Electronics PCL, Class F 18,000 19,203
Kiatnakin Phatra Bank PCL 8,600 13,889
Kiatnakin Phatra Bank PCL,
Class F 17,800 28,748
Krung Thai Bank PCL 48,400 29,403
Krung Thai Bank PCL, Class F 34,900 21,202
Lalin Property PCL 1,600 308
Land & Houses PCL 426,400 73,289
Land & Houses PCL, Class F 423,100 72,721
#LPN Development PCL 5,400 477
#Major Cineplex Group PCL 35,800 15,701
*Malee Group PCL 21,000 7,157
MBK PCL 48,600 28,660
MC Group PCL 8,900 3,007
MC Group PCL, Class F 60,000 20,270
Mega Lifesciences PCL 5,900 6,906
Mega Lifesciences PCL 45,100 52,792
Minor International PCL 49,700 39,398
Minor International PCL, Class
F 66,400 52,636
#MK Restaurants Group PCL 2,600 2,119
Netbay PCL 8,700 4,228
Noble Development PCL 2,100 189
Nonthavej Hospital PCL 100 93
Northeast Rubber PCL, Class
R 2,700 404
Polyplex Thailand PCL 33,700 13,282
Praram 9 Hospital PCL, Class
R 16,200 11,762
Precious Shipping PCL, Class
F 90,400 22,235
Shares Value †
THAILAND — (Continued)
Prima Marine PCL, Class R 28,900 $ 7,537
Pruksa Holding PCL 4,600 1,213
Pruksa Holding PCL 68,100 17,961
*PSG Corp. PCL 169,700 2,665
*PSG Corp. PCL, Class F 237,700 3,733
PTG Energy PCL 84,000 24,021
PTT Global Chemical PCL 31,500 24,270
PTT Global Chemical PCL,
Class F 44,500 34,287
PTT Oil & Retail Business
PCL, Class R 83,700 38,198
Quality Houses PCL 29,800 1,643
Quality Houses PCL, Class F 1,040,600 57,357
#R&B Food Supply PCL 16,400 2,867
Rajthanee Hospital PCL 400 277
Ratchaphruek Hospital PCL 900 151
*RS PCL 3,740 676
#*RS PCL 66,200 11,967
S Hotels & Resorts PCL 4,700 315
Sabina PCL 400 257
*Samart Corp. PCL 36,900 7,983
#Sansiri PCL 1,995,300 108,206
#Sappe PCL 9,100 18,270
SC Asset Corp. PCL 46,300 4,144
SCB X PCL 2,900 9,754
SCB X PCL 15,700 52,806
#SCG Packaging PCL 17,100 12,922
#Siam Global House PCL 32,144 15,336
#Siam Global House PCL 37,374 17,831
Siam Wellness Group PCL 450 88
Siamgas & Petrochemicals
PCL 2,900 610
Sikarin PCL 1,700 463
SISB PCL, Class R 6,300 6,441
#Somboon Advance
Technology PCL 400 143
SPCG PCL 41,800 10,839
SPCG PCL 2,100 544
Sri Trang Agro-Industry PCL 77,700 47,663
Sri Trang Gloves Thailand PCL 8,800 2,764
Sri Trang Gloves Thailand
PCL, Class F 70,500 22,146
Star Petroleum Refining PCL 234,700 46,599
#Star Petroleum Refining PCL 21,200 4,209
Stars Microelectronics
Thailand PCL 2,000 111
Supalai PCL 74,800 43,446
Supalai PCL 30,800 17,889
*Super Energy Corp. PCL,
Class R 102,300 849
Susco PCL 48,400 4,561
Taokaenoi Food & Marketing
PCL 28,900 8,992
Thai Life Insurance PCL 181,600 60,273
Thai Nakarin Hospital PCL 200 216
#Thai Oil PCL 72,100 87,601
Thai Oil PCL 60,000 72,900
Thai Union Group PCL 122,400 54,408

105
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
THAILAND — (Continued)
Thai Union Group PCL, Class
F 54,500 $ 24,226
Thai Vegetable Oil PCL, Class
F 18,800 13,872
Thai Wah PCL 1,000 95
#Thaicom PCL 43,500 18,821
Thaitheparos PCL 300 356
Tipco Asphalt PCL 43,700 23,569
Tisco Financial Group PCL 11,700 33,458
#Tisco Financial Group PCL,
Class F 8,000 22,877
TKS Technologies PCL 1,100 230
TMBThanachart Bank PCL 331,700 17,497
TOA Paint Thailand PCL 11,400 6,081
TOA Paint Thailand PCL 87,500 46,674
TTW PCL 130,500 34,998
TTW PCL 4,400 1,180
Union Auction PCL 600 164
United Paper PCL, Class R 1,200 381
#*VGI PCL 303,100 25,329
*VGI PCL 83,000 6,936
WHA Corp. PCL 275,600 47,778
WHA Corp. PCL, Class F 167,300 29,003
WHA Utilities and Power PCL 3,500 560
TOTAL THAILAND 4,443,820
TURKEY — (0.7%)
Adel Kalemcilik Ticaret ve
Sanayi AS 3,938 4,702
Agesa Hayat ve Emeklilik AS 216 660
Akbank TAS 114,464 168,907
*Aksigorta AS 4,613 798
Alarko Holding AS 14,477 36,456
*Anadolu Anonim Turk Sigorta
Sirketi 23,047 57,836
Anadolu Efes Biracilik Ve Malt
Sanayii AS 7,272 40,654
Anadolu Hayat Emeklilik AS 2,454 6,441
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret AS, Class C 1,677 3,306
*Arcelik AS 3,517 13,180
ARD Grup Bilisim Teknolojileri
AS 5,401 5,062
Aselsan Elektronik Sanayi Ve
Ticaret AS 20,802 36,914
Aydem Yenilenebilir Enerji AS 10,039 7,319
Aygaz AS 4,677 20,582
Aztek Teknoloji Urunleri
Ticaret AS 330 479
*Bagfas Bandirma Gubre
Fabrikalari AS 1,920 1,114
*Baticim Bati Anadolu Cimento
Sanayii AS 1,125 5,305
BIM Birlesik Magazalar AS 12,758 173,566
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
AS 1,611 22,821
Borusan Yatirim ve Pazarlama
AS 171 9,704
Shares Value †
TURKEY — (Continued)
*Bosch Fren Sistemleri Sanayi
ve Ticaret AS – $ 7
Brisa Bridgestone Sabanci
Sanayi ve Ticaret AS 300 724
Celebi Hava Servisi AS 122 6,436
Coca-Cola Icecek AS 27,555 40,902
Deva Holding AS 1,317 2,566
Dogus Otomotiv Servis ve
Ticaret AS 7,742 47,481
EGE Endustri VE Ticaret AS 34 10,855
EGE Gubre Sanayii AS 1,305 2,207
ΩEnerjisa Enerji AS 9,859 15,886
Eregli Demir ve Celik
Fabrikalari TAS 20,591 28,583
Escar Turizm Tasimacilik
Ticaret AS 181 1,828
Europap Tezol Kagit Sanayi
VE Ticaret AS 760 376
Ford Otomotiv Sanayi AS 2,306 65,804
Galata Wind Enerji AS 9,126 6,611
*Girisim Elektrik Taahhut
Ticaret Ve Sanayi AS 5,324 6,745
*GSD Holding AS 1 –
*Gubre Fabrikalari TAS 1,228 7,231
Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
AS 77,675 14,044
Is Yatirim Menkul Degerler AS 49,605 46,494
*Isiklar Enerji ve Yapi Holding
AS 12,468 2,927
Jantsa Jant Sanayi Ve Ticaret
AS 3,895 3,044
*Karel Elektronik Sanayi ve
Ticaret AS 2,650 713
*Karsan Otomotiv Sanayii Ve
Ticaret AS 7,259 3,266
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret AS 39,803 2,565
Kervan Gida Sanayi Ve Ticaret
AS 2,016 135
*Kiler Holding AS 21,089 17,860
Kocaer Celik Sanayi Ve
Ticaret AS 16,317 17,940
Kontrolmatik Enerji Ve
Muhendislik AS 9,851 12,364
*Koza Altin Isletmeleri AS 26,095 15,311
LDR Turizm AS 652 1,805
Logo Yazilim Sanayi Ve
Ticaret AS 10,073 31,138
*Margun Enerji Uretim Sanayi
VE Ticaret AS 18,675 11,121
ΩMavi Giyim Sanayi Ve
Ticaret AS, Class B 44,531 98,957
*MIA Teknoloji AS 27,602 33,905
Migros Ticaret AS 3,145 37,306
Ω*MLP Saglik Hizmetleri AS 4,257 43,079
*NET Holding AS 1,849 2,223
*Orge Enerji Elektrik Taahhut
AS 210 396

106
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TURKEY — (Continued)
Otokar Otomotiv Ve Savunma
Sanayi A.S. 1,800 $ 21,785
*Peker Gayrimenkul Yatirim
Ortakligi AS 6,273 781
*Penta Teknoloji Urunleri
Dagitim Ticaret AS 1,616 665
*Petkim Petrokimya Holding
AS 26,872 14,545
Polisan Holding AS 9,460 2,828
*Ral Yatirim Holding A/S 521 3,988
*Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret AS 1 1
*Say Yenilenebilir Enerji
Ekipmanlari Sanayi ve Ticaret
AS 573 761
Sekerbank Turk AS 26,156 3,127
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 15,430 29,091
Sok Marketler Ticaret AS 29,778 34,128
Suwen Tekstil Sanayi
Pazarlama AS 665 571
*TAV Havalimanlari Holding
AS 11,539 77,498
*Tekfen Holding AS 10,632 23,301
*Teknosa Ic Ve Dis Ticaret AS 8,265 6,281
Tofas Turk Otomobil Fabrikasi
AS 7,384 40,484
*Tukas Gida Sanayi ve Ticaret
AS 13,988 2,688
*Tumosan Motor ve Traktor
Sanayi AS 2,408 8,462
Turk Traktor ve Ziraat
Makineleri AS 1,406 29,596
Turkcell Iletisim Hizmetleri AS 58,603 144,840
Turkiye Garanti Bankasi AS 26,108 81,392
Turkiye Is Bankasi AS 195,574 67,073
Turkiye Petrol Rafinerileri AS 40,777 171,954
Turkiye Sigorta AS 57,618 21,710
*Turkiye Vakiflar Bankasi TAO 123,440 74,013
*Ulker Biskuvi Sanayi AS 18,325 67,122
*Ulusoy Un Sanayi ve Ticaret
AS 660 116
Vakko Tekstil ve Hazir Giyim
Sanayi Isletmeleri AS 176 418
Vestel Beyaz Esya Sanayi ve
Ticaret AS 27,744 13,876
*Vestel Elektronik Sanayi ve
Ticaret AS 9,647 16,050
Yapi ve Kredi Bankasi AS 136,375 97,359
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret AS 3,120 2,205
*Zorlu Enerji Elektrik Uretim
AS 36,368 4,412
TOTAL TURKEY 2,319,762
UNITED ARAB EMIRATES — (1.7%)
Abu Dhabi Commercial Bank
PJSC 145,828 354,942
Abu Dhabi Islamic Bank PJSC 108,963 373,791
Abu Dhabi National Hotels 181,012 28,632
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Abu Dhabi National Oil Co. for
Distribution PJSC 160,870 $ 158,111
*Abu Dhabi Ports Co. PJSC 62,560 91,123
Abu Dhabi Ship Building Co.
PJSC 152 165
ADNOC Drilling Co. PJSC 113,784 157,061
Agility Global PLC 177,998 60,577
Agthia Group PJSC 29,594 61,235
*Ajman Bank PJSC 55,992 26,525
Aldar Properties PJSC 99,012 205,410
*Alpha Dhabi Holding PJSC 24,603 75,021
*Aramex PJSC 70,730 44,098
Burjeel Holdings PLC 48,046 29,824
Deyaar Development PJSC 71,194 13,781
Dubai Financial Market PJSC 117,371 40,583
Dubai Investments PJSC 153,253 88,455
Dubai Islamic Bank PJSC 272,583 463,829
Emaar Development PJSC 61,405 155,143
Emaar Properties PJSC 342,572 810,496
Emirates Driving Co. 10,080 7,904
Emirates Integrated
Telecommunications Co. PJSC 71,275 144,956
Emirates NBD Bank PJSC 126,057 652,078
Emirates Telecommunications
Group Co. PJSC 122,503 591,003
*EMSTEEL Building Materials
PJSC 54,690 19,952
Fertiglobe PLC 36,774 27,133
First Abu Dhabi Bank PJSC 104,065 372,288
*Gulf Pharmaceutical
Industries PSC 720 310
*Manazel PJSC 3,136 283
*Palms Sports PrJSC 104 254
*Presight AI Holding PLC 16,526 10,393
RAK Properties PJSC 129,107 41,829
Ras Al Khaimah Ceramics 38,940 26,504
Salik Co. PJSC 71,634 93,614
*Space42 PLC 105,564 60,355
TECOM Group PJSC 19,919 17,354
*Union Properties PJSC 222,519 20,961
TOTAL UNITED ARAB
EMIRATES 5,325,973
TOTAL COMMON STOCKS 314,036,745
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.5%)
Banco ABC Brasil SA 17,553 63,435
Banco Bradesco SA 106,323 263,936
Banco do Estado do Rio
Grande do Sul SA, Class B 23,200 45,088
Banco Pan SA 25,000 36,709
Centrais Eletricas Brasileiras
SA, Class B 1,700 12,396
Cia de Ferro Ligas da Bahia
FERBASA 4,800 6,269
Cia de Sanena Do Parana 14,300 13,685
Cia Energetica de Minas
Gerais 125,540 246,580

107
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
BRAZIL — (Continued)
Cia Paranaense de Energia -
Copel, Class B 116,500 $ 197,429
CTEEP-Cia de Transmissao
de Energia Eletrica Paulista 16,500 69,235
Energisa S/A 47 61
Eucatex SA Industria e
Comercio 3,400 8,429
Gerdau SA 1,360 4,299
Itau Unibanco Holding SA 68,600 415,007
Klabin SA 3 2
Marcopolo SA 49,680 72,605
Raizen SA 171,894 83,145
Randon SA Implementos e
Participacoes 26,100 48,244
Schulz SA 300 325
Track & Field Co. SA 200 359
Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 19,400 22,152
TOTAL BRAZIL 1,609,390
CHILE — (0.1%)
Embotelladora Andina SA,
Class B 17,291 51,616
TOTAL CHILE 51,616
COLOMBIA — (0.0%)
Bancolombia SA 656 5,265
Grupo de Inversiones
Suramericana SA 7,911 41,662
TOTAL COLOMBIA 46,927
TOTAL PREFERRED
STOCKS 1,707,933
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Diagnosticos da America SA
4/30/2025 7 1
Shares Value †
BRAZIL — (Continued)
*Hidrovias do Brasil SA
11/19/2024 11,255 $ 39
TOTAL BRAZIL 40
INDIA — (0.0%)
*Hindware Home Innovation,
Ltd. 11/25/2024 344 336
TOTAL INDIA 336
KOREA, REPUBLIC OF — (0.0%)
*Ecopro HN Co., Ltd.
12/6/2024 242 885
TOTAL KOREA, REPUBLIC
OF 885
MALAYSIA — (0.0%)
*VS Industry BHD 9/5/2026 16,600 625
TOTAL MALAYSIA 625
TAIWAN — (0.0%)
*Ching Feng Home Fashions
Co., Ltd. 11/4/2024 17 4
*Wafer Works Corp. 11/5/2024 1,370 113
TOTAL TAIWAN 117
THAILAND — (0.0%)
*Jasmine International PCL
10/10/2031 271,796 –
*Northeast Rubber PCL
5/15/2026 450 10
*Roctec Global PCL 2/5/2027 5,025 8
TOTAL THAILAND 18
TOTAL RIGHTS/WARRANTS 2,021
TOTAL INVESTMENT SECURITIES — (99.4%)
(Cost $261,097,523) 315,746,699
SECURITIES LENDING COLLATERAL — ( 0.6% )
@§The DFA Short Term
Investment Fund 176,919 2,046,241
TOTAL INVESTMENTS — ( 100.0% )
(Cost $263,143,764) $ 317,792,940
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $15,968,531 which represented 5.1% of the net assets of the Fund.
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 10,472,176 $ — $ — $ 10,472,176
Chile ................................ 1,666,884 — — 1,666,884
China ............................... 83,136,536 18,985 5,459 83,160,980
Colombia ............................ 342,091 10,342 — 352,433
Czechia ............................. 121,470 — — 121,470
Egypt ............................... 26,502 — — 26,502

108
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Greece .............................. $ 1,393,800 $ — $ — $ 1,393,800
Hong Kong ........................... 46,245 — — 46,245
Hungary ............................. 532,130 — — 532,130
India ................................ 62,695,364 65,108 — 62,760,472
Indonesia ............................ 1,890,971 — 65 1,891,036
Korea, Republic of ..................... 37,908,180 453 28,738 37,937,371
Kuwait .............................. 2,198,839 — — 2,198,839
Malaysia ............................. 4,058,180 — — 4,058,180
Mexico .............................. 5,434,579 — — 5,434,579
Peru ................................ 291,228 — — 291,228
Philippines ........................... 794,712 — — 794,712
Poland .............................. 2,547,439 — — 2,547,439
Qatar ............................... 1,981,071 — — 1,981,071
Saudi Arabia .......................... 10,430,202 — — 10,430,202
South Africa .......................... 7,679,814 — — 7,679,814
Taiwan .............................. 66,169,627 — — 66,169,627
Thailand ............................. 2,230,380 2,213,440 — 4,443,820
Turkey .............................. 2,319,762 — — 2,319,762
United Arab Emirates ................... 5,325,973 — — 5,325,973
Preferred Stocks
Brazil ............................... 1,609,390 — — 1,609,390
Chile ................................ 51,616 — — 51,616
Colombia ............................ 46,927 — — 46,927
Rights/Warrants
Brazil ............................... 40 — — 40
India ................................ — 336 — 336
Korea, Republic of ..................... — 885 — 885
Malaysia ............................. 625 — — 625
Taiwan .............................. — 117 — 117
Thailand ............................. 18 — — 18
Securities Lending Collateral ............... — 2,046,241 — 2,046,241
Total Investments ........................ $313,402,771 $4,355,907 $34,262> $317,792,940
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

109
Dimensional Global Sustainability Fixed Income ETF
SCHEDULE OF INVESTMENTS
October 31, 2024
Face
Amount ^ Value†
(000)
AGENCY OBLIGATIONS
— (8.7%)
Federal Home Loan Banks
4.970%, 04/10/26 .. 700 $ 699,978
Federal National Mortgage
Association
2.500%, 11/01/54,
30YR TBA ....... 10,000 8,271,848
2.000%, 11/01/54,
30YR TBA ....... 10,413 8,252,125
6.000%, 11/01/54,
30YR TBA ....... 8,345 8,398,197
6.500%, 11/01/54,
30YR TBA ....... 5,398 5,509,235
Government National
Mortgage Association
6.000%, 11/01/54,
30YR TBA ....... 3,399 3,423,709
TOTAL AGENCY
OBLIGATIONS ......... 34,555,092
BONDS — (84.1%)
AUSTRALIA — (6.8%)
ASB Bank, Ltd.
0.250%, 09/08/28,
MTN ............ EUR 118 115,186
Australia & New Zealand
Banking Group, Ltd.
Ω 5.564%, 07/16/27 .. 1,750 1,756,972
Commonwealth Bank of
Australia
Ω 5.512%, 01/10/25 .. 566 566,546
Ω 5.659%, 03/14/25 .. 372 372,762
Ω 5.281%, 07/07/25 .. 561 561,761
Ω 5.559%, 09/12/25 .. 175 175,308
Ω 5.674%, 03/13/26 .. 300 301,716
Ω 5.889%, 03/14/27 .. 100 100,899
Macquarie Bank, Ltd.
Ω 5.804%, 07/02/27 .. 50 50,333
National Australia Bank, Ltd.
5.857%, 05/13/25 .. 750 752,440
New South Wales Treasury
Corp.
1.750%, 03/20/34 .. AUD 2,700 1,320,944
4.750%, 02/20/35 .. AUD 93 58,502
4.250%, 02/20/36 .. AUD 5,893 3,500,551
2.250%, 05/07/41 .. AUD 6,600 2,766,413
South Australian
Government Financing
Authority
1.750%, 05/24/34 .. AUD 500 242,625
2.000%, 05/23/36 .. AUD 800 370,111
Face
Amount^ Value†
(000)
AUSTRALIA — (Continued)
Treasury Corp. of Victoria
2.000%, 09/17/35 .. AUD 6,004 $ 2,826,959
4.750%, 09/15/36 .. AUD 2,738 1,677,158
2.000%, 11/20/37 .. AUD 6,850 2,986,376
5.250%, 09/15/38,
MTN ............ AUD 142 89,529
2.250%, 11/20/41 .. AUD 4,800 1,942,077
Westpac Banking Corp.
1.019%, 11/18/24 .. 1,687 1,683,859
6.024%, 08/26/25 .. 100 100,589
5.785%, 11/17/25 .. 280 281,134
5.305%, 04/16/26 .. 1,400 1,402,226
5.347%, 02/16/28,
MTN ............ AUD 500 330,067
Westpac Securities NZ, Ltd.
1.099%, 03/24/26,
MTN ............ EUR 711 751,645
TOTAL AUSTRALIA ..... 27,084,688
AUSTRIA — (0.0%)
Oesterreichische
Kontrollbank AG
1.500%, 02/12/25 .. 150 148,665
TOTAL AUSTRIA ....... 148,665
BELGIUM — (1.5%)
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 01/23/39 .. 197 200,361
Kingdom of Belgium
Government Bond
Ω 1.450%, 06/22/37 .. EUR 580 520,291
Ω 1.900%, 06/22/38 .. EUR 5,566 5,193,975
Ministeries Van de Vlaamse
Gemeenschap
4.000%, 09/26/42,
MTN ............ EUR 100 114,890
TOTAL BELGIUM ...... 6,029,517
CANADA — (9.3%)
Bank of Montreal
5.745%, 06/04/27 .. 50 50,021
Bank of Nova Scotia (The)
5.538%, 03/02/26 .. 90 90,057
5.529%, 09/15/26 .. 300 299,680
5.765%, 06/04/27 .. 100 100,202
5.970%, 08/01/29 .. 150 150,501
4.850%, 02/01/30 .. 134 133,751
Brookfield Finance, Inc.
4.350%, 04/15/30 .. 195 189,376
Canadian Government Bond
3.000%, 11/01/24 .. CAD 813 583,205

110
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^ Value†
(000)
CANADA — (Continued)
Canadian Imperial Bank of
Commerce
2.250%, 01/28/25 .. 86 $ 85,436
5.823%, 06/28/27 .. 100 100,418
3.600%, 04/07/32 .. 173 158,116
6.092%, 10/03/33 .. 178 189,485
Canadian Treasury Bill
3.960%, 12/05/24 .. CAD 100 71,488
3.920%, 01/03/25 .. CAD 2,000 1,425,776
3.900%, 01/15/25 .. CAD 3,000 2,136,318
3.470%, 01/30/25 .. CAD 2,210 1,571,645
CDP Financial, Inc.
Ω 5.480%, 05/19/25 .. 261 261,256
CPPIB Capital, Inc.
3.950%, 09/08/25 .. CAD 2,000 1,442,118
6.211%, 03/11/26 .. 900 911,402
Export Development Canada
5.218%, 08/01/28 .. 4,380 4,383,726
Fairfax Financial Holdings,
Ltd.
4.850%, 04/17/28 .. 90 89,580
4.625%, 04/29/30 .. 50 48,915
3.375%, 03/03/31 .. 100 89,719
5.625%, 08/16/32 .. 691 700,301
6.000%, 12/07/33 .. 50 51,329
OMERS Finance Trust
0.450%, 05/13/25 .. EUR 300 321,395
Ontario T-Bill
4.040%, 11/13/24 .. CAD 1,481 1,061,035
3.890%, 01/08/25 .. CAD 4,200 2,992,351
Ontario Teachers' Finance
Trust
3.300%, 10/05/29,
MTN ............ EUR 800 886,246
1.850%, 05/03/32 .. EUR 924 922,481
Province of Alberta Canada
2.350%, 06/01/25 .. CAD 1,500 1,069,461
Province of British Columbia
Canada
2.850%, 06/18/25 .. CAD 1,000 714,911
Province of Manitoba
Canada
2.450%, 06/02/25 .. CAD 800 570,586
Province of Ontario Canada
2.650%, 02/05/25 .. CAD 2,600 1,860,577
2.600%, 06/02/25 .. CAD 1,000 713,993
5.350%, 05/08/34,
MTN ............ AUD 100 65,778
Province of Quebec Canada
1.500%, 02/11/25 .. 200 198,189
2.600%, 07/06/25 .. CAD 1,000 713,555
Province of Saskatchewan
Canada
0.800%, 09/02/25 .. CAD 2,000 1,405,416
Face
Amount^ Value†
(000)
CANADA — (Continued)
Quebec T-Bill
3.990%, 12/13/24 .. CAD 2,800 $ 1,999,902
3.870%, 01/03/25 .. CAD 2,500 1,781,951
3.770%, 01/10/25 .. CAD 1,500 1,068,460
3.650%, 01/17/25 .. CAD 1,000 711,855
Rogers Communications,
Inc.
2.900%, 11/15/26 .. 41 39,028
7.500%, 08/15/38 .. 506 588,141
4.500%, 03/15/42 .. 125 107,983
4.500%, 03/15/43 .. 250 213,434
5.450%, 10/01/43 .. 100 96,141
5.000%, 03/15/44 .. 100 90,937
Royal Bank of Canada
5.595%, 01/21/27 .. 100 100,244
3.625%, 06/14/27,
MTN ............ GBP 318 393,856
5.000%, 01/24/28,
MTN ............ GBP 100 128,518
2.125%, 04/26/29,
MTN ............ EUR 700 728,329
Toronto-Dominion Bank
(The)
5.610%, 04/05/27 .. 150 150,142
TOTAL CANADA ....... 37,008,716
DENMARK — (0.0%)
Kommunekredit
0.375%, 11/15/24,
MTN ............ GBP 100 128,387
TOTAL DENMARK ..... 128,387
FINLAND — (0.4%)
Nordea Bank Abp
1.125%, 02/12/25,
MTN ............ EUR 417 450,203
0.500%, 11/02/28,
MTN ............ EUR 821 804,316
OP Corporate Bank PLC
3.745%, 03/28/27 .. EUR 421 458,070
TOTAL FINLAND ....... 1,712,589
FRANCE — (4.5%)
Action Logement Services
3.125%, 09/28/37,
MTN ............ EUR 1,000 1,032,711
4.125%, 10/03/38,
MTN ............ EUR 2,800 3,175,082
Agence Francaise de
Developpement EPIC
3.750%, 09/20/38,
MTN ............ EUR 1,000 1,105,731
Agence France Locale
1.375%, 06/20/25,
MTN ............ GBP 100 125,698

111
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^ Value†
(000)
FRANCE — (Continued)
Banque Federative du Credit
Mutuel SA
5.000%, 01/19/26,
MTN ............ GBP 100 $ 128,318
4.098%, 03/05/27 .. EUR 100 109,162
BNP Paribas SA
3.375%, 01/23/26,
MTN ............ GBP 148 186,240
3.625%, 09/01/29,
MTN ............ EUR 500 549,712
5.750%, 06/13/32,
MTN ............ GBP 200 259,307
Bouygues SA
5.375%, 06/30/42 .. EUR 200 251,011
BPCE SA
Ω
# 2.700%, 10/01/29 .. 50 45,114
0.625%, 01/15/30 .. EUR 300 285,912
2.375%, 04/26/32,
MTN ............ EUR 800 813,786
Caisse d'Amortissement de
la Dette Sociale
1.375%, 11/25/24,
MTN ............ EUR 500 542,243
Credit Agricole SA
0.375%, 04/20/28,
MTN ............ EUR 500 492,732
2.500%, 08/29/29,
MTN ............ EUR 400 421,673
Ω 5.514%, 07/05/33 .. 312 321,236
French Republic Government
Bond
Ω 1.750%, 11/25/24 .. EUR 557 604,191
Ω 3.500%, 11/25/33 .. EUR 423 475,325
Ω 1.250%, 05/25/36 .. EUR 779 687,975
Ω 1.250%, 05/25/38 .. EUR 5,338 4,495,207
La Poste SA
2.625%, 09/14/28,
MTN ............ EUR 900 959,651
4.000%, 06/12/35,
MTN ............ EUR 200 225,377
0.625%, 01/18/36,
MTN ............ EUR 400 317,072
Societe Generale SA
0.250%, 07/08/27,
MTN ............ EUR 200 201,640
4.250%, 11/16/32,
MTN ............ EUR 100 114,387
Societe Nationale SNCF
SACA
3.375%, 05/25/33 .. EUR 100 109,155
TOTAL FRANCE ....... 18,035,648
GERMANY — (4.5%)
Bayer US Finance II LLC
Ω 5.500%, 07/30/35 .. 1,030 986,463
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Ω 4.625%, 06/25/38 .. 100 $ 86,423
BMW US Capital LLC
Ω 5.897%, 08/13/26 .. 50 50,258
Daimler Truck Finance North
America LLC
Ω 5.500%, 09/20/33 .. 335 341,322
Deutsche Bahn Finance
GMBH
0.750%, 07/16/35,
MTN ............ EUR 1,450 1,224,268
3.625%, 12/18/37,
MTN ............ EUR 106 118,582
3.375%, 01/29/38,
MTN ............ EUR 100 108,080
4.000%, 11/23/43,
MTN ............ EUR 100 115,198
Deutsche Telekom
International Finance BV
Ω 4.750%, 06/21/38 .. 185 172,993
E.ON International Finance
BV
Ω 6.650%, 04/30/38 .. 335 365,592
Fresenius Medical Care AG
3.875%, 09/20/27,
MTN ............ EUR 187 207,496
Fresenius SE & Co. KGaA
2.875%, 05/24/30,
MTN ............ EUR 134 142,182
Kreditanstalt fuer
Wiederaufbau
1.375%, 12/09/24,
MTN ............ GBP 2,100 2,690,420
2.600%, 06/20/37 .. JPY 62,000 483,095
Landeskreditbank Baden-
Wuerttemberg Foerderbank
0.375%, 12/09/24,
MTN ............ GBP 842 1,077,728
1.375%, 01/27/25 .. 50 49,616
6.231%, 02/23/26 .. GBP 3,500 4,558,770
Landwirtschaftliche
Rentenbank
2.000%, 01/13/25 .. 257 255,639
NRW Bank
0.625%, 05/19/25,
MTN ............ 100 97,901
Siemens
Financieringsmaatschappij
NV
0.500%, 09/05/34,
MTN ............ EUR 100 85,048
Ω 2.875%, 03/11/41 .. 2,945 2,191,065
2.875%, 03/11/41 .. 500 371,997
T-Mobile USA, Inc.
4.375%, 04/15/40 .. 1,050 928,999
3.000%, 02/15/41 .. 100 73,464

112
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^ Value†
(000)
GERMANY — (Continued)
Volkswagen Bank GmbH
4.625%, 05/03/31,
MTN ............ EUR 100 $ 112,239
Volkswagen Financial
Services Overseas AG
3.875%, 09/10/30 .. EUR 667 723,909
Volkswagen Group of
America Finance LLC
Ω 5.900%, 09/12/33 .. 200 202,728
TOTAL GERMANY ..... 17,821,475
IRELAND — (0.5%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3.650%, 07/21/27 .. 214 207,650
3.300%, 01/30/32 .. 677 595,250
3.850%, 10/29/41 .. 1,335 1,069,383
TOTAL IRELAND ....... 1,872,283
ITALY — (0.8%)
Intesa Sanpaolo SpA
5.625%, 03/08/33,
MTN ............ EUR 365 444,966
Ω 6.625%, 06/20/33 .. 538 570,887
Italy Buoni Poliennali Del
Tesoro
5.750%, 02/01/33 .. EUR 756 958,224
Ω 0.950%, 03/01/37 .. EUR 1,339 1,058,745
Ω 3.250%, 03/01/38 .. EUR 100 102,115
Ω 1.800%, 03/01/41 .. EUR 100 80,653
TOTAL ITALY ......... 3,215,590
JAPAN — (10.3%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 .. 1,330 883,296
American Honda Finance
Corp.
5.680%, 08/14/25 .. 81 81,185
5.592%, 01/09/26 .. 100 100,224
5.678%, 10/05/26 .. 159 159,323
5.592%, 07/09/27 .. 672 673,766
Development Bank of Japan,
Inc.
4.500%, 06/06/25,
MTN ............ GBP 950 1,216,885
Japan Government Five Year
Bond
0.200%, 12/20/27 .. JPY 254,600 1,658,473
Japan Government Ten Year
Bond
0.100%, 06/20/28 .. JPY 327,800 2,122,991
0.100%, 06/20/29 .. JPY 483,500 3,108,969
0.200%, 03/20/32 .. JPY 250,350 1,588,040
0.500%, 12/20/32 .. JPY 238,550 1,537,150
0.500%, 03/20/33 .. JPY 238,500 1,532,365
0.400%, 06/20/33 .. JPY 483,850 3,074,691
0.600%, 12/20/33 .. JPY 154,800 994,826
Face
Amount^ Value†
(000)
JAPAN — (Continued)
0.800%, 03/20/34 .. JPY 154,800 $ 1,009,206
Japan Government Thirty
Year Bond
2.400%, 09/20/38 .. JPY 465,500 3,465,679
2.200%, 03/20/41 .. JPY 242,500 1,741,622
2.000%, 03/20/42 .. JPY 123,800 859,655
Japan Government Twenty
Year Bond
1.500%, 03/20/34 .. JPY 216,700 1,502,524
1.400%, 09/20/34 .. JPY 347,100 2,377,006
1.200%, 12/20/34 .. JPY 216,700 1,455,507
0.400%, 03/20/36 .. JPY 287,950 1,749,193
0.600%, 09/20/37 .. JPY 70,300 425,857
0.500%, 12/20/41 .. JPY 483,600 2,650,696
1.500%, 09/20/43 .. JPY 258,600 1,638,267
Mitsubishi UFJ Financial
Group, Inc.
2.193%, 02/25/25 .. 886 878,612
3.195%, 07/18/29 .. 232 216,363
Nomura Holdings, Inc.
6.133%, 07/02/27 .. 100 100,766
2.679%, 07/16/30 .. 666 582,956
Protective Life Corp.
8.450%, 10/15/39 .. 234 292,342
Sumitomo Mitsui Financial
Group, Inc.
1.546%, 06/15/26 .. EUR 327 347,300
3.040%, 07/16/29 .. 277 255,722
Takeda Pharmaceutical Co.,
Ltd.
1.000%, 07/09/29 .. EUR 223 220,369
3.025%, 07/09/40 .. 324 242,619
Toyota Motor Credit Corp.
5.955%, 05/18/26 .. 100 100,720
5.542%, 03/19/27 .. 100 100,223
TOTAL JAPAN ......... 40,945,388
NETHERLANDS — (2.8%)
ABN AMRO Bank NV
3.779%, 01/15/27 .. EUR 1,500 1,640,260
4.250%, 02/21/30,
MTN ............ EUR 500 564,970
BNG Bank NV
1.600%, 11/27/30 .. AUD 640 346,632
2.450%, 07/21/32 .. AUD 556 303,678
Cooperatieve Rabobank UA
5.000%, 01/13/25 .. 1,199 1,198,903
5.250%, 05/24/41 .. 784 791,085
Heineken NV
Ω 4.000%, 10/01/42 .. 385 324,363
ING Groep NV
3.000%, 02/18/26,
MTN ............ GBP 300 375,471
2.000%, 09/20/28,
MTN ............ EUR 200 207,906

113
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^ Value†
(000)
NETHERLANDS — (Continued)
4.550%, 10/02/28 .. 17 $ 16,803
4.050%, 04/09/29 .. 21 20,322
Koninklijke Philips NV
5.000%, 03/15/42 .. 120 110,740
Nederlandse
Waterschapsbank NV
2.000%, 12/16/24,
MTN ............ GBP 2,500 3,202,823
4.875%, 02/24/25 .. 2,000 2,000,500
TOTAL NETHERLANDS . 11,104,456
NEW ZEALAND — (0.5%)
New Zealand Government
Bond
1.750%, 05/15/41 .. NZD 5,000 1,925,100
TOTAL NEW ZEALAND .. 1,925,100
SINGAPORE — (0.7%)
Monetary Authority of
Singapore Bill
3.270%, 11/01/24 .. 3,600 2,721,294
TOTAL SINGAPORE .... 2,721,294
SPAIN — (0.6%)
Banco Santander SA
4.250%, 06/12/30,
MTN ............ EUR 100 114,051
6.938%, 11/07/33 .. 200 222,727
CaixaBank SA
3.750%, 09/07/29,
MTN ............ EUR 600 671,733
4.250%, 09/06/30,
MTN ............ EUR 200 228,226
Santander UK Group
Holdings PLC
3.625%, 01/14/26,
MTN ............ GBP 208 262,736
Telefonica Emisiones SA
7.045%, 06/20/36 .. 685 764,804
Telefonica Europe BV
8.250%, 09/15/30 .. 66 75,955
TOTAL SPAIN ......... 2,340,232
SUPRANATIONAL — (11.0%)
Asian Development Bank
1.625%, 01/28/25 .. CAD 1,500 1,070,688
5.934%, 06/16/26 .. 210 212,543
6.038%, 08/27/26 .. 100 101,280
5.883%, 04/06/27 .. 4,500 4,578,643
2.350%, 06/21/27 .. JPY 50,000 344,451
5.214%, 06/20/28 .. 1,000 998,681
5.981%, 05/23/29,
MTN ............ GBP 207 274,044
Asian Infrastructure
Investment Bank (The)
0.500%, 05/28/25 .. 100 97,735
3.375%, 06/29/25 .. 54 53,596
Face
Amount^ Value†
(000)
SUPRANATIONAL
— (Continued)
Council Of Europe
Development Bank
1.375%, 02/27/25 .. 191 $ 188,962
3.000%, 06/16/25 .. 50 49,529
European Bank for
Reconstruction &
Development
5.290%, 11/13/24 .. GBP 700 899,996
1.500%, 02/13/25 .. 100 99,099
5.073%, 04/14/26 .. 360 359,780
5.404%, 02/20/28 .. 900 900,733
5.369%, 02/16/29 .. 2,143 2,138,848
European Investment Bank
0.750%, 11/15/24,
MTN ............ GBP 162 208,011
1.625%, 03/14/25 .. 100 98,926
2.150%, 01/18/27 .. JPY 70,000 477,193
6.043%, 05/21/28 .. 900 921,262
5.428%, 08/14/29 .. 2,761 2,763,376
European Union
0.400%, 02/04/37 .. EUR 1,900 1,519,480
3.375%, 10/04/38,
MTN ............ EUR 3,803 4,212,197
0.450%, 07/04/41,
MTN ............ EUR 220 153,459
3.375%, 11/04/42,
MTN ............ EUR 242 265,756
1.250%, 02/04/43 .. EUR 434 339,229
Inter-American Development
Bank
2.125%, 01/15/25 .. 100 99,469
5.139%, 02/04/25 .. 517 517,346
5.105%, 09/16/26 .. 600 599,250
5.162%, 04/12/27 .. 243 242,960
5.234%, 10/04/27 .. 400 400,211
5.184%, 03/20/28 .. 200 199,444
5.233%, 10/05/28 .. 900 900,351
5.403%, 02/15/29 .. 1,072 1,070,438
5.258%, 08/01/29 .. 3,679 3,682,419
Inter-American Investment
Corp.
2.625%, 04/22/25 .. 132 130,759
International Bank
for Reconstruction &
Development
0.750%, 03/11/25 .. 11 10,849
5.234%, 09/18/25 .. 347 347,437
5.208%, 09/23/26 .. 252 252,372
5.252%, 01/12/27 .. 559 560,396
5.336%, 02/23/27 .. 447 447,442
5.204%, 06/15/27 .. 1,722 1,723,723
5.510%, 08/19/27 .. 607 609,871
5.403%, 05/15/28 .. 4,776 4,776,734
5.354%, 11/22/28 .. 247 246,279

114
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^ Value†
(000)
SUPRANATIONAL
— (Continued)
5.185%, 01/24/29 .. 150 $ 149,547
International Finance Corp.
5.214%, 03/16/26 .. 262 262,165
5.339%, 08/28/28,
MTN ............ 175 174,974
1.250%, 02/06/31,
MTN ............ AUD 500 265,229
1.500%, 04/15/35,
MTN ............ AUD 2,100 977,869
Nordic Investment Bank
Ω 5.174%, 10/04/27 .. 1,800 1,800,557
TOTAL SUPRANATIONAL 43,775,588
SWEDEN — (0.2%)
Kommuninvest I Sverige AB
1.000%, 05/12/25,
MTN ............ SEK 1,000 92,677
Skandinaviska Enskilda
Banken AB
3.442%, 05/03/27 .. EUR 100 108,774
Svenska Handelsbanken AB
0.050%, 09/06/28,
MTN ............ EUR 600 584,220
Volvo Treasury AB
2.625%, 02/20/26,
MTN ............ EUR 150 162,117
TOTAL SWEDEN ....... 947,788
SWITZERLAND — (0.1%)
Novartis Capital Corp.
3.700%, 09/21/42 .. 100 83,123
4.400%, 05/06/44 .. 150 136,087
TOTAL SWITZERLAND .. 219,210
UNITED KINGDOM — (3.3%)
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32 .. 290 289,120
Ω 5.550%, 05/30/33 .. 435 433,236
Ω 5.950%, 10/15/33 .. 1,050 1,073,847
British Telecommunications
PLC
5.125%, 12/04/28 .. 45 45,413
3.375%, 08/30/32,
MTN ............ EUR 200 217,180
HSBC Holdings PLC
# 6.100%, 01/14/42 .. 50 55,017
Lloyds Banking Group PLC
4.550%, 08/16/28 .. 356 352,001
Motability Operations Group
PLC
3.875%, 01/24/34,
MTN ............ EUR 100 109,985
Nationwide Building Society
3.250%, 09/05/29,
MTN ............ EUR 315 342,525
Face
Amount^ Value†
(000)
UNITED KINGDOM
— (Continued)
NatWest Markets PLC
Ω 5.965%, 05/17/27 .. 100 $ 100,223
U.K. Gilt
5.000%, 03/07/25 .. GBP 267 343,449
1.125%, 01/31/39 .. GBP 10,868 8,930,689
1.250%, 10/22/41 .. GBP 1,000 768,867
Vodafone Group PLC
6.150%, 02/27/37 .. 166 176,882
TOTAL UNITED
KINGDOM ............ 13,238,434
UNITED STATES — (26.3%)
Abbott Ireland Financing
DAC
0.100%, 11/19/24 .. 240 260,207
Abbott Laboratories
6.150%, 11/30/37 .. 100 110,780
6.000%, 04/01/39 .. 358 393,140
5.300%, 05/27/40 .. 50 51,328
4.750%, 04/15/43 .. 863 831,479
AbbVie, Inc.
4.050%, 11/21/39 .. 147 129,181
Aetna, Inc.
6.750%, 12/15/37 .. 335 363,847
4.500%, 05/15/42 .. 886 752,595
4.125%, 11/15/42 .. 20 15,991
Affiliated Managers Group,
Inc.
3.300%, 06/15/30 .. 648 588,269
Aflac, Inc.
6.900%, 12/17/39 .. 335 378,060
6.450%, 08/15/40 .. 100 108,279
Allstate Corp. (The)
5.550%, 05/09/35 .. 835 855,164
4.500%, 06/15/43 .. 100 87,396
Amazon.com, Inc.
3.875%, 08/22/37 .. 50 44,901
2.875%, 05/12/41 .. 4,035 3,047,282
Amcor Finance USA, Inc.
4.500%, 05/15/28 .. 50 49,133
American Express Co.
5.915%, 03/04/25 .. 100 100,175
5.540%, 11/04/26 .. 100 100,076
8.150%, 03/19/38 .. 335 425,768
American Medical Systems
Europe BV
1.625%, 03/08/31 .. 473 464,414
American Water Capital
Corp.
6.593%, 10/15/37 .. 264 297,371
Amgen, Inc.
6.400%, 02/01/39 .. 93 101,135
4.950%, 10/01/41 .. 17 15,928
5.600%, 03/02/43 .. 100 100,079

115
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Aon Global, Ltd.
4.250%, 12/12/42 .. 50 $ 41,109
Apple, Inc.
2.375%, 02/08/41 .. 200 142,014
3.850%, 05/04/43 .. 1,950 1,663,365
Arrow Electronics, Inc.
3.875%, 01/12/28 .. 497 480,023
5.875%, 04/10/34 .. 485 491,075
Assurant, Inc.
2.650%, 01/15/32 .. 150 125,888
Assured Guaranty US
Holdings, Inc.
# 3.150%, 06/15/31 .. 88 78,200
AT&T, Inc.
6.300%, 01/15/38 .. 80 86,731
4.850%, 03/01/39 .. 372 349,635
6.100%, 07/15/40 .. 50 50,515
5.350%, 09/01/40 .. 11 10,820
6.375%, 03/01/41 .. 100 107,613
6.250%, 03/29/41 .. 335 350,205
3.500%, 06/01/41 .. 341 267,332
4.300%, 12/15/42 .. 50 42,684
Athene Holding, Ltd.
6.650%, 02/01/33 .. 55 59,180
5.875%, 01/15/34 .. 109 110,978
AutoNation, Inc.
2.400%, 08/01/31 .. 100 82,734
3.850%, 03/01/32 .. 50 44,911
Avnet, Inc.
3.000%, 05/15/31 .. 324 278,351
5.500%, 06/01/32 .. 549 545,305
Bank of America Corp.
5.875%, 02/07/42 .. 576 613,855
Best Buy Co., Inc.
1.950%, 10/01/30 .. 1 850
Blackrock, Inc.
1.250%, 05/06/25 .. 125 134,466
Boardwalk Pipelines, LP
5.625%, 08/01/34 .. 150 150,397
Booking Holdings, Inc.
4.500%, 11/15/31 .. 1,048 1,218,706
Boston Properties, LP
3.250%, 01/30/31 .. 50 44,043
2.550%, 04/01/32 .. 200 163,245
2.450%, 10/01/33 .. 100 77,787
# 6.500%, 01/15/34 .. 100 105,829
5.750%, 01/15/35 .. 100 99,044
Brighthouse Financial, Inc.
# 5.625%, 05/15/30 .. 306 312,859
Bristol-Myers Squibb Co.
3.550%, 03/15/42 .. 300 239,750
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Brixmor Operating
Partnership, LP
3.850%, 02/01/25 .. 33 $ 32,875
4.125%, 05/15/29 .. 126 121,133
4.050%, 07/01/30 .. 84 79,675
Broadcom, Inc.
Ω 3.469%, 04/15/34 .. 422 368,292
Ω 3.187%, 11/15/36 .. 1,397 1,134,996
Ω 3.500%, 02/15/41 .. 171 134,508
Broadstone Net Lease LLC
2.600%, 09/15/31 .. 50 41,540
Brown & Brown, Inc.
2.375%, 03/15/31 .. 525 445,586
Brunswick Corp.
2.400%, 08/18/31 .. 150 123,485
4.400%, 09/15/32 .. 616 568,899
Cardinal Health, Inc.
4.600%, 03/15/43 .. 100 86,670
Carrier Global Corp.
3.377%, 04/05/40 .. 169 133,386
Charles Schwab Corp. (The)
5.617%, 05/13/26 .. 72 72,034
6.042%, 03/03/27 .. 300 302,475
Chubb Corp. (The)
6.500%, 05/15/38 .. 1,000 1,122,632
Chubb INA Holdings LLC
0.875%, 12/15/29 .. 231 224,628
Cigna Group (The)
4.800%, 08/15/38 .. 709 656,529
3.200%, 03/15/40 .. 720 540,968
6.125%, 11/15/41 .. 11 11,551
Cisco Systems, Inc.
5.900%, 02/15/39 .. 1,570 1,689,933
5.500%, 01/15/40 .. 3,453 3,571,995
Citigroup, Inc.
8.125%, 07/15/39 .. 1,589 2,005,401
5.875%, 01/30/42 .. 111 116,576
CME Group, Inc.
5.300%, 09/15/43 .. 100 102,330
CNO Financial Group, Inc.
5.250%, 05/30/29 .. 250 248,657
6.450%, 06/15/34 .. 300 308,985
Comcast Corp.
3.900%, 03/01/38 .. 886 764,660
6.550%, 07/01/39 .. 435 482,067
3.250%, 11/01/39 .. 335 260,688
6.400%, 03/01/40 .. 86 93,582
3.750%, 04/01/40 .. 332 274,226
4.650%, 07/15/42 .. 100 90,530
Corebridge Financial, Inc.
4.350%, 04/05/42 .. 1,286 1,092,549
Cox Communications, Inc.
Ω 5.450%, 09/01/34 .. 78 76,026

116
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Ω 4.800%, 02/01/35 .. 1,021 $ 946,931
Ω 8.375%, 03/01/39 .. 100 118,861
Ω 4.700%, 12/15/42 .. 50 41,156
Ω 4.500%, 06/30/43 .. 50 40,877
Crown Castle, Inc.
2.900%, 04/01/41 .. 500 356,993
CSL Finance PLC
Ω 4.625%, 04/27/42 .. 250 226,454
CVS Health Corp.
4.780%, 03/25/38 .. 100 89,245
6.125%, 09/15/39 .. 183 183,254
4.125%, 04/01/40 .. 558 450,648
2.700%, 08/21/40 .. 49 32,631
6.000%, 06/01/44 .. 564 554,028
Dell International LLC/EMC
Corp.
3.375%, 12/15/41 .. 205 153,992
Dell, Inc.
6.500%, 04/15/38 .. 154 164,110
5.400%, 09/10/40 .. 212 203,754
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 .. 535 469,196
Discover Financial Services
4.100%, 02/09/27 .. 40 39,172
6.700%, 11/29/32 .. 213 229,153
DXC Technology Co.
2.375%, 09/15/28 .. 100 89,115
eBay, Inc.
6.300%, 11/22/32 .. 416 449,375
4.000%, 07/15/42 .. 1,162 947,849
Elevance Health, Inc.
5.850%, 01/15/36 .. 115 119,479
6.375%, 06/15/37 .. 736 799,599
4.625%, 05/15/42 .. 221 195,447
4.650%, 01/15/43 .. 105 93,256
5.100%, 01/15/44 .. 516 481,029
EPR Properties
3.600%, 11/15/31 .. 100 88,165
Equifax, Inc.
2.350%, 09/15/31 .. 354 298,071
ERAC USA Finance LLC
Ω 3.850%, 11/15/24 .. 948 947,515
FedEx Corp.
4.900%, 01/15/34 .. 75 74,507
Fidelity National Financial,
Inc.
3.400%, 06/15/30 .. 664 602,127
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 .. 535 397,329
First American Financial
Corp.
4.000%, 05/15/30 .. 262 243,910
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
2.400%, 08/15/31 .. 291 $ 238,199
Fiserv, Inc.
2.250%, 07/01/25 .. 101 127,256
1.625%, 07/01/30 .. 150 148,568
Flex, Ltd.
4.875%, 06/15/29 .. 317 312,938
Flowserve Corp.
3.500%, 10/01/30 .. 402 367,425
2.800%, 01/15/32 .. 90 76,454
FMC Corp.
# 5.650%, 05/18/33 .. 100 100,799
Fortune Brands Innovations,
Inc.
3.250%, 09/15/29 .. 287 266,510
4.000%, 03/25/32 .. 511 477,378
Fox Corp.
6.500%, 10/13/33 .. 54 57,499
5.476%, 01/25/39 .. 2,048 1,979,035
GATX Corp.
4.550%, 11/07/28 .. 33 32,552
6.050%, 03/15/34 .. 545 571,892
6.900%, 05/01/34 .. 1,000 1,107,365
General Motors Co.
6.600%, 04/01/36 .. 798 843,820
5.150%, 04/01/38 .. 412 385,657
6.250%, 10/02/43 .. 485 488,342
General Motors Financial
Co., Inc.
6.461%, 05/08/27 .. 51 51,397
5.934%, 07/15/27 .. 34 34,001
0.650%, 09/07/28 .. 300 295,453
6.100%, 01/07/34 .. 100 102,739
5.450%, 09/06/34 .. 264 259,861
Gilead Sciences, Inc.
4.000%, 09/01/36 .. 842 756,973
Global Payments, Inc.
3.200%, 08/15/29 .. 299 275,169
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29,
MTN ............ 54 53,964
0.875%, 05/09/29,
MTN ............ 140 136,525
6.250%, 02/01/41 .. 81 87,814
Halliburton Co.
4.500%, 11/15/41 .. 150 132,047
4.750%, 08/01/43 .. 220 196,432
Hasbro, Inc.
6.050%, 05/14/34 .. 212 216,634
6.350%, 03/15/40 .. 509 529,819
5.100%, 05/15/44 .. 250 224,731
HCA, Inc.
7.500%, 11/06/33 .. 200 224,316

117
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
4.375%, 03/15/42 .. 506 $ 422,934
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 1.500%, 06/01/25 .. 50 48,981
Healthcare Realty Holdings,
LP
3.625%, 01/15/28 .. 26 24,820
3.100%, 02/15/30 .. 80 72,054
Host Hotels & Resorts, LP
5.700%, 07/01/34 .. 14 14,028
HP, Inc.
6.000%, 09/15/41 .. 1,421 1,464,682
Humana, Inc.
4.625%, 12/01/42 .. 100 85,109
IBM International Capital
Pte, Ltd.
5.250%, 02/05/44 .. 284 274,187
Intel Corp.
4.600%, 03/25/40 .. 111 95,224
2.800%, 08/12/41 .. 374 247,594
4.800%, 10/01/41 .. 200 173,440
4.250%, 12/15/42 .. 612 486,213
5.625%, 02/10/43 .. 1,162 1,109,067
Intercontinental Exchange,
Inc.
2.650%, 09/15/40 .. 886 633,267
International Business
Machines Corp.
0.875%, 02/09/30,
MTN ............ 350 339,513
4.150%, 05/15/39 .. 1,059 928,331
4.000%, 06/20/42 .. 733 613,313
International Flavors &
Fragrances, Inc.
4.450%, 09/26/28 .. 15 14,278
Ω 3.268%, 11/15/40 .. 375 275,703
Interpublic Group of Cos.,
Inc. (The)
4.750%, 03/30/30 .. 56 55,402
3.375%, 03/01/41 .. 1,328 993,184
Invitation Homes Operating
Partnership, LP
2.000%, 08/15/31 .. 69 56,545
Jackson Financial, Inc.
3.125%, 11/23/31 .. 961 822,749
5.670%, 06/08/32 .. 457 463,210
Janus Henderson US
Holdings, Inc.
Ω 5.450%, 09/10/34 .. 200 194,009
Jefferies Financial Group,
Inc.
2.625%, 10/15/31 .. 50 42,322
2.750%, 10/15/32 .. 800 664,480
6.200%, 04/14/34 .. 277 288,411
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
6.250%, 01/15/36 .. 125 $ 130,211
6.500%, 01/20/43 .. 320 338,256
John Deere Capital Corp.
5.484%, 04/19/27 .. 34 34,046
5.534%, 06/11/27 .. 150 150,369
Johnson & Johnson
2.100%, 09/01/40 .. 50 34,382
4.500%, 09/01/40 .. 850 821,912
JPMorgan Chase & Co.
5.600%, 07/15/41 .. 90 93,138
5.400%, 01/06/42 .. 171 173,606
Juniper Networks, Inc.
3.750%, 08/15/29 .. 215 202,978
KeyCorp
6.283%, 05/23/25 .. 150 150,449
Kraft Heinz Foods Co.
Ω 7.125%, 08/01/39 .. 798 908,893
5.000%, 06/04/42 .. 50 46,531
Kyndryl Holdings, Inc.
6.350%, 02/20/34 .. 842 872,111
4.100%, 10/15/41 .. 480 378,102
Lazard Group LLC
4.500%, 09/19/28 .. 238 233,082
Lear Corp.
4.250%, 05/15/29 .. 303 292,561
Legg Mason, Inc.
5.625%, 01/15/44 .. 100 100,369
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29 .. 317 311,790
Ω 4.625%, 12/02/30 .. 233 265,259
Lincoln National Corp.
3.400%, 03/01/32 .. 50 44,326
5.852%, 03/15/34 .. 198 203,473
6.150%, 04/07/36 .. 50 51,714
6.300%, 10/09/37 .. 450 478,339
7.000%, 06/15/40 .. 514 575,807
Marathon Petroleum Corp.
6.500%, 03/01/41 .. 492 516,596
Markel Group, Inc.
5.000%, 03/30/43 .. 335 304,549
Marsh & McLennan Cos.,
Inc.
4.750%, 03/15/39 .. 171 161,915
Mastercard, Inc.
4.550%, 01/15/35 .. 110 106,880
MetLife, Inc.
5.375%, 07/15/33 .. 90 92,463
6.375%, 06/15/34 .. 387 423,902
5.700%, 06/15/35 .. 88 92,093
5.875%, 02/06/41 .. 337 352,052
4.875%, 11/13/43 .. 50 46,768
Micron Technology, Inc.
5.875%, 09/15/33 .. 50 51,767

118
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
3.366%, 11/01/41 .. 50 $ 37,358
Mohawk Industries, Inc.
3.625%, 05/15/30 .. 63 58,855
Molson Coors Beverage Co.
5.000%, 05/01/42 .. 326 305,593
Morgan Stanley
1.875%, 04/27/27,
MTN ............ 400 422,950
6.375%, 07/24/42 .. 1,193 1,339,518
Mosaic Co. (The)
5.625%, 11/15/43 .. 50 48,221
Motorola Solutions, Inc.
2.300%, 11/15/30 .. 95 81,702
2.750%, 05/24/31 .. 756 660,711
5.500%, 09/01/44 .. 33 32,523
Mylan, Inc.
5.400%, 11/29/43 .. 100 88,656
NBCUniversal Media LLC
5.950%, 04/01/41 .. 100 104,187
4.450%, 01/15/43 .. 200 176,410
NewMarket Corp.
2.700%, 03/18/31 .. 264 227,717
Newmont Corp.
5.450%, 06/09/44 .. 50 49,744
NIKE, Inc.
3.250%, 03/27/40 .. 1,222 971,495
NOV, Inc.
3.950%, 12/01/42 .. 300 227,587
NVIDIA Corp.
3.500%, 04/01/40 .. 1,602 1,353,521
ONEOK Partners, LP
6.850%, 10/15/37 .. 78 85,948
6.125%, 02/01/41 .. 300 303,344
6.200%, 09/15/43 .. 50 50,990
Oracle Corp.
6.500%, 04/15/38 .. 223 243,679
6.125%, 07/08/39 .. 455 481,071
3.600%, 04/01/40 .. 503 400,617
5.375%, 07/15/40 .. 230 225,098
3.650%, 03/25/41 .. 200 158,285
Penske Truck Leasing Co.,
LP/PTL Finance Corp.
Ω 3.350%, 11/01/29 .. 350 323,589
Pfizer, Inc.
7.200%, 03/15/39 .. 395 471,556
Plains All American Pipeline,
LP/PAA Finance Corp.
6.700%, 05/15/36 .. 100 108,258
6.650%, 01/15/37 .. 481 515,292
5.150%, 06/01/42 .. 766 694,626
4.300%, 01/31/43 .. 1,047 850,791
4.700%, 06/15/44 .. 119 101,281
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Principal Financial Group,
Inc.
6.050%, 10/15/36 .. 50 $ 53,007
4.625%, 09/15/42 .. 385 347,934
Prudential Financial, Inc.
5.700%, 12/14/36,
MTN ............ 96 100,737
6.625%, 12/01/37,
MTN ............ 218 244,259
PulteGroup, Inc.
7.875%, 06/15/32 .. 200 232,919
PVH Corp.
4.625%, 07/10/25 .. 41 40,828
Quanta Services, Inc.
3.050%, 10/01/41 .. 335 243,414
Realty Income Corp.
4.000%, 07/15/29 .. 253 245,101
4.850%, 03/15/30 .. 55 54,960
4.875%, 07/06/30 .. 101 116,775
5.125%, 07/06/34 .. 414 495,453
5.875%, 03/15/35 .. 100 104,372
Revvity, Inc.
2.550%, 03/15/31 .. 85 72,725
Roche Holdings, Inc.
Ω 7.000%, 03/01/39 .. 50 59,453
Royalty Pharma PLC
3.300%, 09/02/40 .. 1,215 899,324
Simon Property Group, LP
# 2.200%, 02/01/31 .. 90 77,228
2.250%, 01/15/32 .. 232 195,004
6.750%, 02/01/40 .. 594 666,912
4.750%, 03/15/42 .. 191 175,351
Stanley Black & Decker, Inc.
2.300%, 03/15/30 .. 444 387,840
5.200%, 09/01/40 .. 545 528,414
Sutter Health
3.161%, 08/15/40 .. 712 550,753
Thermo Fisher Scientific, Inc.
5.404%, 08/10/43 .. 532 539,507
Timken Co. (The)
4.125%, 05/23/34 .. 1,168 1,267,033
Travelers Cos., Inc. (The)
6.250%, 06/15/37,
MTN ............ 125 137,303
5.350%, 11/01/40 .. 112 112,447
UnitedHealth Group, Inc.
5.700%, 10/15/40 .. 237 245,573
5.500%, 07/15/44 .. 50 50,561
Unum Group
5.750%, 08/15/42 .. 926 919,061
Valero Energy Corp.
6.625%, 06/15/37 .. 50 53,857

119
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
Verizon Communications,
Inc.
4.272%, 01/15/36 .. 86 $ 78,620
4.812%, 03/15/39 .. 929 870,313
2.650%, 11/20/40 .. 550 384,372
3.400%, 03/22/41 .. 1,250 967,545
2.850%, 09/03/41 .. 50 35,578
3.850%, 11/01/42 .. 760 615,353
Viatris, Inc.
3.850%, 06/22/40 .. 916 686,992
Visa, Inc.
2.700%, 04/15/40 .. 213 159,847
Voya Financial, Inc.
5.700%, 07/15/43 .. 385 376,272
W. P. Carey, Inc.
3.850%, 07/15/29 .. 80 76,460
Walmart, Inc.
5.625%, 04/01/40 .. 61 64,910
2.500%, 09/22/41 .. 566 401,946
Walt Disney Co. (The)
3.500%, 05/13/40 .. 563 456,168
Wells Fargo & Co.
2.000%, 07/28/25,
MTN ............ 515 646,998
Welltower OP LLC
3.850%, 06/15/32 .. 80 74,264
Western Union Co. (The)
2.750%, 03/15/31 .. 939 802,162
# 6.200%, 11/17/36 .. 385 395,041
6.200%, 06/21/40 .. 150 151,884
Whirlpool Corp.
5.750%, 03/01/34 .. 114 113,567
Face
Amount^ Value†
(000)
UNITED STATES
— (Continued)
5.150%, 03/01/43,
MTN ............ 100 $ 89,108
TOTAL UNITED STATES 104,718,753
TOTAL BONDS ........ 334,993,801
U.S. TREASURY
OBLIGATIONS — (7.0%)
U.S. Treasury Bonds
1.750%, 08/15/41 .. 6,686 4,484,582
2.000%, 11/15/41 .. 114 79,346
U.S. Treasury Notes
4.690%, 01/31/25 .. 2,172 2,172,532
4.659%, 04/30/25 .. 754 753,928
4.615%, 07/31/25 .. 5,427 5,424,179
4.660%, 10/31/25 .. 4,500 4,497,928
4.735%, 01/31/26 .. 6,322 6,324,669
4.640%, 04/30/26 .. 1,316 1,314,933
4.672%, 07/31/26 .. 2,827 2,825,716
TOTAL U.S. TREASURY
OBLIGATIONS ......... 27,877,813
TOTAL INVESTMENT
SECURITIES — ( 99.8% )
(Cost $395,968,510) .... 397,426,706
Shares Value†
SECURITIES LENDING
COLLATERAL — (0.2%)
@§
The DFA Short Term
Investment Fund ... 73,599 851,245
TOTAL INVESTMENTS
— (100.0%)
(Cost $396,819,755) .... $ 398,277,951
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of October 31, 2024, the aggregate value of these securities was $34,028,048 which represented 9.1% of the net assets of the Fund.
As of October 31, 2024, Dimensional Global Sustainability Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 2,800,531 SGD 3,600,000 Citigroup 11/04/24 $ 79,237
USD 13,650,181 GBP 10,407,582 Citigroup 11/04/24 269,730
USD 159,456 GBP 123,163 Citigroup 11/04/24 1,112
USD 186,802 GBP 143,574 Citigroup 11/04/24 2,217
USD 424,828 GBP 324,832 Citigroup 11/04/24 7,210

120
Dimensional Global Sustainability Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 332,313 GBP 253,418 Citigroup 11/04/24 $ 6,508
USD 16,442,621 EUR 14,838,535 State Street Bank and Trust 11/04/24 333,215
USD 26,661,430 JPY 3,895,522,307 State Street Bank and Trust 11/05/24 1,084,377
USD 21,766 NZD 36,382 Citigroup 11/07/24 113
USD 2,065,570 NZD 3,323,526 Citigroup 11/07/24 87,537
USD 12,876,014 GBP 9,842,135 Citigroup 11/12/24 222,658
USD 1,991,997 AUD 3,037,583 Citigroup 11/13/24 2,196
USD 8,555,139 AUD 12,737,060 Citigroup 11/13/24 211,591
USD 336,700 CAD 456,489 Citigroup 11/18/24 9,077
USD 3,588,215 CAD 4,865,515 RBC Dominion Securities 11/18/24 96,231
USD 1,397,684 CAD 1,880,952 State Street Bank and Trust 11/18/24 47,724
USD 4,006,239 CAD 5,436,945 State Street Bank and Trust 11/18/24 104,139
USD 13,827,612 EUR 12,711,893 State Street Bank and Trust 11/18/24 19,147
USD 3,924,887 CAD 5,375,719 Citigroup 11/20/24 66,488
USD 158,909 CAD 214,006 Citigroup 11/20/24 5,308
USD 515,967 CAD 695,084 Citigroup 11/20/24 17,074
USD 3,102,702 CAD 4,200,485 RBC Dominion Securities 11/20/24 87,822
USD 2,916,214 CAD 3,948,030 State Street Bank and Trust 11/20/24 82,532
USD 2,246,816 CAD 3,059,396 State Street Bank and Trust 11/20/24 50,947
USD 9,670,608 GBP 7,450,269 Citigroup 11/25/24 92,469
USD 10,150,740 AUD 15,253,563 State Street Bank and Trust 11/25/24 157,472
USD 5,160,967 GBP 3,977,594 Citigroup 12/02/24 47,379
USD 97,338 SEK 996,770 Citigroup 01/02/25 3,864
USD 15,593,288 EUR 14,309,517 RBC Dominion Securities 01/06/25 13,316
USD 175,103 JPY 25,839,320 Citigroup 01/07/25 3,945
USD 740,231 CAD 1,021,813 Citigroup 01/07/25 5,507
USD 239,609 JPY 35,453,421 Citigroup 01/07/25 4,768
USD 22,535 JPY 3,321,205 Citigroup 01/07/25 536
USD 3,616,869 CAD 4,964,135 RBC Dominion Securities 01/07/25 47,457
USD 1,812,261 CAD 2,492,956 State Street Bank and Trust 01/07/25 19,726
USD 869,831 JPY 128,144,323 State Street Bank and Trust 01/09/25 20,806
USD 15,692,909 EUR 14,304,673 State Street Bank and Trust 01/09/25 116,275
USD 8,775,528 JPY 1,292,337,645 State Street Bank and Trust 01/10/25 212,064
USD 444,824 EUR 407,254 Citigroup 01/14/25 1,265
USD 6,893,305 EUR 6,296,719 RBC Dominion Securities 01/14/25 35,267
Total Appreciation $3,676,306
GBP 7,179,192 USD 9,419,907 State Street Bank and Trust 11/04/24 $ (190,018)
NZD 57,527 USD 35,049 Citigroup 11/07/24 (811)
CAD 2,504,306 USD 1,823,254 Citigroup 11/20/24 (25,799)
CAD 1,214,206 USD 900,413 Citigroup 11/20/24 (28,922)
USD 2,723,820 SGD 3,600,000 State Street Bank and Trust 12/02/24 (910)
USD 25,777,986 JPY 3,904,105,555 State Street Bank and Trust 01/06/25 (79,433)
USD 443,270 JPY 67,145,568 Citigroup 01/07/25 (1,497)
Total (Depreciation) $(327,390)
Total Appreciation (Depreciation) $3,348,916
Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation
Note):

121
Dimensional Global Sustainability Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ...................... $— $34,555,092 $— $34,555,092
Bonds
Australia ............................. — 27,084,688 — 27,084,688
Austria .............................. — 148,665 — 148,665
Belgium ............................. — 6,029,517 — 6,029,517
Canada ............................. — 37,008,716 — 37,008,716
Denmark ............................ — 128,387 — 128,387
Finland .............................. — 1,712,589 — 1,712,589
France .............................. — 18,035,648 — 18,035,648
Germany ............................ — 17,821,475 — 17,821,475
Ireland .............................. — 1,872,283 — 1,872,283
Italy ................................ — 3,215,590 — 3,215,590
Japan ............................... — 40,945,388 — 40,945,388
Netherlands .......................... — 11,104,456 — 11,104,456
New Zealand ......................... — 1,925,100 — 1,925,100
Singapore ............................ — 2,721,294 — 2,721,294
Spain ............................... — 2,340,232 — 2,340,232
Supranational ......................... — 43,775,588 — 43,775,588
Sweden ............................. — 947,788 — 947,788
Switzerland ........................... — 219,210 — 219,210
United Kingdom ....................... — 13,238,434 — 13,238,434
United States ......................... — 104,718,753 — 104,718,753
U.S. Treasury Obligations ................. — $27,877,813 — $27,877,813
Securities Lending Collateral ............... — 851,245 — 851,245
Total Investments ........................ $— $398,277,951 $— $398,277,951
Financial Instruments
Assets
Forward Currency Contracts** .............. — 3,676,306 — 3,676,306
Liabilities
Forward Currency Contracts** .............. — (327,390) — (327,390)
Total Other Financial Instruments ........... $– $3,348,916 $– $3,348,916
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

122
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional US
Sustainability
Core 1 ETF
Dimensional
International
Sustainability
Core 1 ETF
ASSETS:
Investment Securities at Value (including $18,556 and $15,327 of securities on loan, respectively) ............................................................ $ 1,224,483 $ 526,517
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $19,142 and
$11,730, respectively) (Note G) ............................................. 19,142 11,730
Segregated Cash for Futures Contracts ......................................... — 3
Foreign Currencies at Value .................................................. — 338
Cash .................................................................... 1,659 2,333
Receivables:
Investment Securities Sold ................................................. — 37
Dividends and Interest ..................................................... 571 1,232
Tax Reclaims ............................................................ — 586
Total Assets ........................................................... 1,245,855 542,776
LIABILITIES:
Payables:
Investment Securities Purchased ............................................ — 749
Upon Return of Securities Loaned ........................................... 19,142 11,730
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 146 81
Administration and Accounting .............................................. 29 9
Custodian ............................................................... 3 6
Trustee ................................................................. 6 1
Other Expenses .......................................................... 78 39
Total Liabilities ......................................................... 19,404 12,615
Commitments and Contingent Liabilities (Note D) $ — $ —
NET ASSETS ............................................................. $ 1,226,451 $ 530,161
SHARES OUTSTANDING, NO PAR VALUE ..................................... 33,250,000 15,700,000
Net Asset Value, Offering and Redemption price per share .......................... $ 36.89 $ 33.77
Investment Securities at Cost ................................................. $ 951,194 $ 464,009
Foreign Currencies at Cost ................................................... $ — $ 338
NET ASSETS CONSIST OF:
Paid-In Capital ............................................................. $ 976,633 $ 478,891
Total Distributable Earnings (Loss) ............................................. 249,818 51,270
NET ASSETS ............................................................. $ 1,226,451 $ 530,161

123
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets
Sustainability
Core 1 ETF
Dimensional
Global
Sustainability
Fixed Income
ETF
ASSETS:
Investment Securities at Value (including $9,556 and $814 of securities on loan, respectively) ............................................................ $ 315,747 $ 397,427
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $2,046 and $851,
respectively) (Note G) ..................................................... 2,046 851
Segregated Cash for Futures Contracts ......................................... 323 —
Collateral for TBA Securities .................................................. — 290
Foreign Currencies at Value .................................................. 721 176
Cash .................................................................... 552 2,243
Unrealized Appreciation on Forward Foreign Currency Contracts ..................... — 3,676
Receivables:
Dividends and Interest ..................................................... 348 3,074
Cash Collateral for ETF Capital Activity ....................................... — 955
Tax Reclaims ............................................................ 4 —
Total Assets ........................................................... 319,741 408,692
LIABILITIES:
Payables:
Investment Securities Purchased ............................................ — 34,475
Unrealized Depreciation on Forward Foreign Currency Contracts ................... — 327
Upon Return of Securities Loaned ........................................... 2,046 851
Accrued Foreign Taxes .................................................... 2,041 —
Accrued Expenses and Other Liabilities:
Advisory Fee ............................................................ 86 60
Administration and Accounting .............................................. 3 13
Collateral for ETF Capital Activity ............................................ — 955
Custodian ............................................................... 21 1
Trustee ................................................................. 1 1
Other Expenses .......................................................... 16 31
Total Liabilities ......................................................... 4,214 36,714
Commitments and Contingent Liabilities (Note D) $ — $ —
NET ASSETS ............................................................. $ 315,527 $ 371,978
SHARES OUTSTANDING, NO PAR VALUE ..................................... 9,200,000 7,150,000
Net Asset Value, Offering and Redemption price per share .......................... $ 34.30 $ 52.02
Investment Securities at Cost ................................................. $ 261,098 $ 395,969
Foreign Currencies at Cost ................................................... $ 727 $ 176
NET ASSETS CONSIST OF:
Paid-In Capital ............................................................. $ 272,621 $ 364,988
Total Distributable Earnings (Loss) ............................................. 42,906 6,990
NET ASSETS ............................................................. $ 315,527 $ 371,978

124
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
US
Sustainability
Core 1 ETF
Dimensional
International
Sustainability
Core 1 ETF
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $5 and $1,537, respectively) ............... $ 10,761 $ 10,563
Dividend Income from Affiliated Investments ....................................... 1,226 644
Income from Securities Lending, Net ............................................. 77 135
Total Investment Income ................................................... 12,064 11,342
EXPENSES:
Investment Management Fees (Note D) ......................................... 1,293 800
Administration and Accounting ................................................ 38 27
Custodian ................................................................. 8 49
Filing Fees ................................................................ 68 36
Trustees’ Fees & Expenses .................................................. 6 2
Previously Waived Fees Recovered by Advisor (Note D) ............................ 84 11
Other Expenses ............................................................ 30 52
Total Expenses .......................................................... 1,527 977
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... — (17)
Net Expenses ............................................................. 1,527 960
Net Investment Income (Loss) ............................................... 10,537 10,382
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ...................... (17,208) (9,400)
In-Kind Transactions ........................................................ 7,698 —
Futures ................................................................... 78 273
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ........................... 258,680 66,413
Net Realized and Unrealized Gain (Loss) ..................................... 249,248 57,286
Net Increase (Decrease) in Net Assets Resulting from Operations .................. $ 259,785 $ 67,668

125
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets
Sustainability
Core 1 ETF
Dimensional
Global
Sustainability
Fixed Income
ETF
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $— and $18, respectively) ................... $ — $ 13,086
Dividends (Net of Foreign Taxes Withheld of $777 and $—, respectively) ................ 6,252 —
Dividend Income from Affiliated Investments ....................................... 94 258
Income from Securities Lending, Net ............................................. 242 14
Total Investment Income ................................................... 6,588 13,358
EXPENSES:
Investment Management Fees (Note D) ......................................... 841 563
Administration and Accounting ................................................ 22 19
Custodian ................................................................. 167 3
Filing Fees ................................................................ 19 29
Trustees’ Fees & Expenses .................................................. 1 2
Previously Waived Fees Recovered by Advisor (Note D) ............................ — 27
Other Expenses ............................................................ 79 32
Total Expenses .......................................................... 1,129 675
Fees Waived, Expenses Reimbursed by Advisor (Note D) .......................... (143) —
Fees Paid Indirectly (Note D) ................................................. — (2)
Net Expenses ............................................................. 986 673
Net Investment Income (Loss) ............................................... 5,602 12,685
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions* ..................... (8,135) 1,220
In-Kind Transactions ........................................................ — 127
Forward Currency Contracts ................................................. — (2,144)
Futures ................................................................... 376 —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations** ......................... 47,959 8,588
Forward Currency Contracts .................................................. — 2,918
Net Realized and Unrealized Gain (Loss) ..................................... 40,200 10,709
Net Increase (Decrease) in Net Assets Resulting from Operations .................. $ 45,802 $ 23,394
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2024 of $1 and $0.
** Net of change in foreign capital gain taxes for the fiscal year ended October 31, 2024 of $(1,822) and $0.

126
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional US Sustainability
Core 1 ETF
Dimensional International
Sustainability Core 1 ETF
Year ended
October 31, 2024
For the period
November 1,
2022 Ʊ
through
October 31, 2023
Year ended
October 31, 2024
For the period
November 1,
2022 Ʊ
through
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 10,537 $ 4,450 $ 10,382 $ 4,575
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (17,208) (8,051) (9,400) (3,997)
In-Kind Transactions ...................... 7,698 1,672 — —
Futures ................................. 78 — 273 (102)
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 258,680 14,610 66,413 (3,954)
Change in Net Assets Resulting from Operations . 259,785 12,681 67,668 (3,478)
Distributions:
Total Distributions .......................... (9,390) (3,708) (9,065) (3,862)
Change in Net Assets Resulting from Distributions .. (9,390) (3,708) (9,065) (3,862)
Capital Share Transactions:
Shares Issued ............................. 434,093 559,196 240,854 238,044
Cost of Shares Redeemed ................... (15,438) (10,768) — —
Change in Net Assets Resulting from Capital Share
Transactions .............................. 418,655 548,428 240,854 238,044
Change in Net Assets ......................... 669,050 557,401 299,457 230,704
Net Assets:
Beginning of Period ......................... 557,401 — 230,704 —
End of Period .............................. $ 1,226,451 $ 557,401 $ 530,161 $ 230,704
Share Transactions:
Issued ................................... 12,950 21,150 7,300 8,400
Redeemed ................................ (450) (400) — —
Change in Shares ........................... 12,500 20,750 7,300 8,400

127
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
(Amounts in thousands)
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets
Sustainability Core 1 ETF
Dimensional Global Sustainability
Fixed Income ETF
Year ended
October 31, 2024
For the period
November 1,
2022 Ʊ
through
October 31, 2023
Year ended
October 31, 2024
For the period
November 15,
2022 Ʊ
through
October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ................ $ 5,602 $ 3,344 $ 12,685 $ 4,645
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency
Transactions ........................... (8,135) (2,694) 1,220 (1,175)
In-Kind Transactions ...................... — — 127 —
Forward Currency Contracts ................ — — (2,144) 1,647
Futures ................................. 376 (73) — —
Change in Unrealized Appreciation (Depreciation)
on:
Investment Securities and Foreign Currency
Translations ........................... 47,959 4,631 8,588 (7,134)
Forward Currency Contracts ................ — — 2,918 431
Change in Net Assets Resulting from Operations . 45,802 5,208 23,394 (1,586)
Distributions:
Total Distributions .......................... (5,140) (2,972) (10,360) (4,288)
Change in Net Assets Resulting from Distributions .. (5,140) (2,972) (10,360) (4,288)
Capital Share Transactions:
Shares Issued ............................. 119,994 152,635 223,011 146,927
Cost of Shares Redeemed ................... — — (5,120) —
Change in Net Assets Resulting from Capital Share
Transactions .............................. 119,994 152,635 217,891 146,927
Change in Net Assets ......................... 160,656 154,871 230,925 141,053
Net Assets:
Beginning of Period ......................... 154,871 — 141,053 —
End of Period .............................. $ 315,527 $ 154,871 $ 371,978 $ 141,053
Share Transactions:
Issued ................................... 3,700 5,500 4,350 2,900
Redeemed ................................ — — (100) —
Change in Shares ........................... 3,700 5,500 4,250 2,900

128
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional US Sustainability Core
1 ETF
Dimensional International
Sustainability Core 1 ETF
Year
ended
October 31, 2024
Period
November 1, 2022 Ʊ
through
October 31, 2023
Year
ended
October 31, 2024
Period
November 1, 2022 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ........................................................ $ 26.86 $ 24.97 $ 27.46 $ 25.17
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................................... 0.39 0.35 0.86 0.78
Net Gains (Losses) on Securities (Realized and Unrealized) ................................... 9.99 1.79 6.19 2.08
Total from Investment Operations ........................................................... 10.38 2.14 7.05 2.86
Less Distributions:
Net Investment Income ............................................................... (0.35) (0.25) (0.74) (0.57)
Total Distributions ....................................................................... (0.35) (0.25) (0.74) (0.57)
Net Asset Value, End of Period ............................................................. $ 36.89 $ 26.86 $ 33.77 $ 27.46
Total Return at NAV (b) (c) ................................................................. 38.74% 8.59% 25.73% 11.23%
Total Return at Market (c) (d) ............................................................... 38.80% 8.62% 25.13% 12.06%
Net Assets, End of Year (thousands) ......................................................... $ 1,226,451 $ 557,401 $ 530,161 $ 230,704
Ratio of Expenses to Average Net Assets (e) ................................................... 0.17% 0.18% 0.24% 0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived
Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .................................... 0.17% 0.20% 0.24% 0.31%
Ratio of Net Investment Income to Average Net Assets (e) ........................................ 1.14% 1.26% 2.59% 2.65%
Portfolio Turnover Rate (c) (f) ............................................................... 5% 4% 11% 15%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e) Annualized for periods less than one year
(f) Excludes impact of in-kind transactions

129
DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets
Sustainability Core 1 ETF
Dimensional Global Sustainability
Fixed Income ETF
Year
ended
October 31, 2024
Period
November 1, 2022 Ʊ
through
October 31, 2023
Year
ended
October 31, 2024
Period
November 15,
2022 Ʊ
through
October 31, 2023
Net Asset Value, Beginning of Period ........................................................ $ 28.16 $ 25.54 $ 48.64 $ 50.10
Income From Investment Operations (a)
Net Investment Income (Loss) .......................................................... 0.76 0.77 2.33 2.13
Net Gains (Losses) on Securities (Realized and Unrealized) ................................... 6.03 2.46 3.29 (1.82)
Total from Investment Operations ........................................................... 6.79 3.23 5.62 0.31
Less Distributions:
Net Investment Income ............................................................... (0.65) (0.61) (2.24) (1.77)
Total Distributions ....................................................................... (0.65) (0.61) (2.24) (1.77)
Net Asset Value, End of Period ............................................................. $ 34.30 $ 28.16 $ 52.02 $ 48.64
Total Return at NAV (b)(c) ................................................................. 24.21% 12.54% 11.76% 0.56%
Total Return at Market (c)(d) ............................................................... 23.67% 12.91% 11.81% 0.68%
Net Assets, End of Year (thousands) ......................................................... $ 315,527 $ 154,871 $ 371,978 $ 141,053
Ratio of Expenses to Average Net Assets (e) ................................................... 0.41% 0.40% 0.24% 0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived
Fees Recovered by Advisor and/or Fees Paid Indirectly) (e) .................................... 0.47% 0.59% 0.24% 0.30%
Ratio of Net Investment Income to Average Net Assets (e) ........................................ 2.33% 2.62% 4.51% 4.38%
Portfolio Turnover Rate (c)(f) ............................................................... 11% 22% 27% 37%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
Notes to Financial Statements
130
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940
(the “1940 Act”). As of October 31, 2024, the Trust is comprised of forty operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (“the Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’
distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fund Short Name
Dimensional US Sustainability Core 1 ETF US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF Global Sustainability Fixed Income ETF

131
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the International Sustainability Core 1 ETF, Emerging Markets Sustainability Core 1 ETF,
and Global Sustainability Fixed Income ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed

132
on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
3.
Foreign Currency Translations
The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in Change in Unrealized Appreciation
(Depreciation) on Investment Securities and Foreign Currency Translations on the Statements of Operations. Any
realized gains or losses from these fluctuations are included in Net Realized Gains or Losses from Investment
Securities Sold and Foreign Currency Transactions on the Statements of Operations.
4.
To-Be-Announced (TBA) Commitments
To-Be-Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

133
5.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
6.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly except for the Global Sustainability Fixed Income ETF, which intends to distribute dividends to shareholders monthly. The Funds intend to distribute net realized capital gains to shareholders, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
7.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
8.
Other
Discount and premium on debt securities purchased are amortized, using the effective interest method.
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Markets Sustainability Core 1 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

134
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
C. Derivative Instruments
All open derivative positions at year end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the Change in Unrealized Appreciation or Depreciation on Forward Currency Contracts. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a Net Realized Gain or Loss from Forward Currency Contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as
Futures Margin Variation. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements.
The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2024 was as follows (amounts in thousands):
* Average amount of Currency Purchased/Sold in USD.
** Average Notional Value of futures contracts.
Forward
Currency
Contracts * Futures **
Emerging Markets Sustainability Core 1 ETF ................................................ $— $345
Global Sustainability Fixed Income ETF ........................................................ 157,169 —

135
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2024 (amounts in thousands):
(1) Presented on Statements of Assets and Liabilities as Unrealized Appreciation on: Forward Foreign Currency Contracts.
(2) Presented on Statements of Assets and Liabilities as Unrealized Depreciation on: Forward Foreign Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Funds’
derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2024 (amounts
in thousands):
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2) Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(3) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
Assets Liabilities
Unrealized
Appreciation
on Forward
Currency
Contracts (1)
Unrealized
Depreciation
on Forward
Currency
Contracts (2)
Currency Rate Risk Exposure: – –
Global Sustainability Fixed Income ETF ................................ $3,676 $327
Realized Gain
(Loss) from:
Futures (1)
Equity Risk Exposure: –
US Sustainability Core 1 ETF ......................................................... $ 78
International Sustainability Core 1 ETF ................................................. 273
Emerging Markets Sustainability Core 1 ETF ............................................ 376
Realized Gain
(Loss) from:
Change in
Unrealized
Appreciation
(Depreciation)
on Derivatives
Forward
Currency
Contracts (2)
Forward
Currency
Contracts (3)
Currency Rate Risk Exposure: – –
Global Sustainability Fixed Income ETF ................................ $(2,144) $2,918

136
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of October 31, 2024, the Funds’ derivative assets and liabilities (by type) were as follows (amounts in thousands):
The following tables present the Funds’ derivative assets and liabilities as of October 31, 2024 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund
(amounts in thousands):
(a) The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
(b) The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
Global Sustainability Fixed Income
ETF
Assets Liabilities
Derivative Financial Instruments :
Forward currency contracts.…………...…………………………………….. $3,676 $327
Total derivative assets and liabilities in the Statement of Assets and
Liabilities………………………………………………………………………….. 3,676 327
Derivative asset and liabilities not subject to a master netting a greement or similar agreement ( “ MNA” ) ………………………………………………….. — —
Total assets and liabilities subject to a n MNA………………………………… $3,676 $327
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
(a)
Cash
Collateral
Received
(a)
Net
Amount of
Derivative
Assets
Global Sustainability
Fixed Income ETF
Citigroup ....................... $1,148 $(57) $— $— $1,091
RBC Dominion
Securities ..................... 280 — — — 280
State Street Bank and
Trust Company ............ 2,248 (270) — — 1,978
$3,676 $(327) $— $— $3,349
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net
Amount of
Derivative
Liabilities
Global Sustainability
Fixed Income ETF
Citigroup ....................... $57 $(57) $— $— $—
State Street Bank and Trust
Company ...................... 270 (270) — — —
$327 $(327) $— $— $—

137
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the
Advisor, serve as Sub-Advisors for the International Funds and are paid by the Advisor pursuant to separate sub-
advisory agreements.
For the year ended October 31, 2024, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor
has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds, as described in the notes below. The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the
ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement will remain in effect through February 28,
2025, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the year ended October 31, 2024, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the
Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the year ended October 31, 2024, recovered previously waived fees/assumed expenses during the year ended October 31, 2024, and previously waived fees/
assumed expenses subject to future recovery by the Advisor are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Management
Fee
US Sustainability Core 1 ETF ................................................................................ 0.14%
International Sustainability Core 1 ETF ..................................................................... 0.20%
Emerging Markets Sustainability Core 1 ETF .............................................................. 0.35%
Global Sustainability Fixed Income ETF .................................................................... 0.20%
Expense
Limitation
Amount
Waived
Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
US Sustainability Core 1 ETF ...................................................... 0.18% $— $84
International Sustainability Core 1 ETF ....................................... 0.24% 17 11
Emerging Markets Sustainability Core 1 ETF .............................. 0.41% 143 —
Global Sustainability Fixed Income ETF ...................................... 0.24% — 27

138
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the year ended October 31, 2024, expenses reduced were as follows (amounts in thousands):
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO) receive no compensation from the Trust. For the year ended October
31, 2024, the total related amount paid by the Trust to the CCO was $95 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.
E. Deferred Compensation
As of October 31, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Previously Waived Fees/Assumed Expenses Subject to
Future Recovery
Expiring
10/31/2025 10/31/2026 10/31/2027 Total
US Sustainability Core 1 ETF ................... $— $— $— $—
International Sustainability Core 1 ETF .... — 101 17 118
Emerging Markets Sustainability Core 1
ETF ........................................................... — 229 143 372
Global Sustainability Fixed Income ETF ... — 41 — 41
Fees Paid
Indirectly
Global Sustainability Fixed Income ETF ......................................................................... $ 2
US Sustainability Core 1 ETF ......................................................................................... $ 1
International Sustainability Core 1 ETF .............................................................................. 1
Emerging Markets Sustainability Core 1 ETF ....................................................................... —
Global Sustainability Fixed Income ETF ............................................................................. —

139
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above.
These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023 and
October 31, 2024, were as follows (amounts in thousands):
As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Sustainability Core 1 ETF
2023 .................................................. $ 3,708 $ – $ 3,708
2024 .................................................. 9,390 – 9,390
International Sustainability Core 1 ETF
2023 .................................................. 3,862 – 3,862
2024 .................................................. 9,065 – 9,065
Emerging Markets Sustainability Core 1 ETF
2023 .................................................. 2,972 – 2,972
2024 .................................................. 5,140 – 5,140
Global Sustainability Fixed Income ETF
2023 .................................................. 4,288 – 4,288
2024 .................................................. 10,360 – 10,360
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Sustainability Core 1 ETF ................................ $ 125 $ — $ 125
Global Sustainability Fixed Income ETF ....................... 34 — 34
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Sustainability Core 1 ETF ................
$1,685 $— $(25,200) $273,334 $249,819
International Sustainability Core 1 ETF .
 2,105  —  (13,234)  62,400  51,271

140
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2024, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
During the year ended October 31, 2024, the following Fund used capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows
(amounts in thousands):
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes
 sets forth a minimum threshold for financial statement
recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
Emerging Markets Sustainability Core 1
ETF ........................................................
$1,123 $— $(10,470) $52,253 $42,906
Global Sustainability Fixed Income ETF
 6,063  —  (480)  1,406  6,989
Total
US Sustainability Core 1 ETF ......................................................... $ 25,200
International Sustainability Core 1 ETF ................................................. 13,234
Emerging Markets Sustainability Core 1 ETF ............................................ 10,470
Global Sustainability Fixed Income ETF ................................................ 480
Total
Global Sustainability Fixed Income ETF .................................................................... $770
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Sustainability Core 1 ETF ............ $ 970,291 $ 290,523 $ (17,189) $ 273,334
International Sustainability Core 1 ETF .... 475,799 78,609 (16,162) 62,447
Emerging Markets Sustainability Core 1 ETF 263,481 72,360 (18,048) 54,312
Global Sustainability Fixed Income ETF ... 396,868 13,330 (11,920) 1,410

141
G. Securities Lending
As of October 31, 2024, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of
0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the year ended October 31, 2024, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
Non-Cash
Collateral
Market
Value
International Sustainability Core 1 ETF ........................................................................ $ 4,641
Emerging Markets Sustainability Core 1 ETF ................................................................. 8,470

142
For the year ended October 31, 2024, cross trades by the Funds under Rule 17a-7 were as follows (amounts
in thousands):
For the year ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-
kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended October 31, 2024 were as follows (amounts in thousands):
In-kind transactions for the year ended October 31, 2024 were as follows (amounts in thousands):
Purchases Sales
Realized
Gain (Loss)
US Sustainability Core 1 ETF .............................. $ 9,635 $ 5,447 $ (1,966)
International Sustainability Core 1 ETF ...................... 5,199 9,261 (2,183)
Emerging Markets Sustainability Core 1 ETF ................. 324 — —
Balance at
October 31,
2023
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance
at
October
31, 2024
Shares as of
October 31,
2024
Dividend
Income
Capital Gains
Distributions
US Sustainability Core 1 ETF
The DFA Short Term
Investment Fund $19,402 $171,095 $171,355 $— $— $19,142 1,655 $1,226 $—
Total $19,402 $171,095 $171,355 $— $— $19,142 $1,226 $—
International Sustainability
Core 1 ETF
The DFA Short Term
Investment Fund $8,740 $122,065 $119,075 $— $— $11,730 1,014 $644 $—
Total $8,740 $122,065 $119,075 $— $— $11,730 $644 $—
Emerging Markets
Sustainability Core 1 ETF
The DFA Short Term
Investment Fund $536 $23,030 $21,520 $— $— $2,046 177 $94 $—
Total $536 $23,030 $21,520 $— $— $2,046 $94 $—
Global Sustainability Fixed
Income ETF
The DFA Short Term
Investment Fund $2,754 $45,887 $47,790 $— $— $851 74 $258 $—
Total $2,754 $45,887 $47,790 $— $— $851 $258 $—
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
US Sustainability Core 1 ETF ............. $— $— $ 85,529 $ 45,477
International Sustainability Core 1 ETF ..... — — 66,131 44,649
Emerging Markets Sustainability Core 1 ETF — — 129,852 25,919
Global Sustainability Fixed Income ETF .... 28,989 16,371 131,797 62,310
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
US Sustainability Core 1 ETF ............ $— $— $ 398,324 $ 15,248

143
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as Due from Custodian and securities related to in-kind redemptions are reflected as Securities Payable Related to In-Kind Transactions on the Statements
of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund ETF Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized
Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as Collateral for ETF
Capital Activity on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through
December 27, 2023. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
International Sustainability Core 1 ETF .... $— $— $218,979 $–
Emerging Markets Sustainability Core 1 ETF — — 15,156 –
Global Sustainability Fixed Income ETF ... 12,189 — 165,361 5,068

144
lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.
For the year ended October 31, 2024, borrowings by the Funds under the line of credit were as follows (amounts
in thousands, except percentages and days):
* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024, that each Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the year ended October 31, 2024.
M. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding*
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Year
Outstanding
Borrowings as
of 10/31/2024
International
Sustainability Core 1
ETF ................................ 6.08% $97 1 $— $97 $—
Emerging Markets
Sustainability Core 1
ETF ................................ 6.08% 4 4 — 4 —

145
N. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

146
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dimensional ETF Trust and Shareholders of each of the four funds listed in the table below.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (four of the funds constituting Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, brokers and transfer agent of the investee fund;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Fund Statement of
operations
Statement of
changes in net
assets
Financial
highlights
Dimensional US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF
For the year
ended October
31, 2024
For the year ended October 31, 2024,
and the period November 1, 2022
(commencement of operations)
through October 31, 2023
Dimensional Global Sustainability Fixed Income ETF For the year ended October
31, 2024
For the year ended October 31, 2024,
and the period November 15, 2022
(commencement of operations)
through October 31, 2023
PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, www.pwc.com/us

147
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024
We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

148
Tax Notice to Shareholders (Unaudited)
The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the period ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j)
interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in
Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the
Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.
(1) Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under
Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year
2024.
(2) Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under
Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year
2024.
(3) U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions)
for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.
(4) Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under
Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).
(5) Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue
Code).
Dimensional ETF Trust
Net
Investment
Income
Distribution
Short-term
Capital
Gain
Distribution
Long-Term
Capital
Gain
Distribution
Return
of
Capital
Tax-Exempt
Interest
Total
Distributions
Qualifying
For
Corporate
Dividends
Received
Deduction(1)
Qualifying
Dividend
Income(2)
U.S.
Government
Interest(3)
Foreign
Tax
Credit(4)
Foreign
Source
Income(5)
Qualifying
Interest
Income(6)
Qualifying
Short-Term
Capital
Gain(7)
Dimensional U.S.
Sustainability Core 1 ETF . 100% 0% 0% 0% 0% 100% 100% 100% 0% 0% 0% 0% 0%
Dimensional International
Sustainability Core 1 ETF . 100% 0% 0% 0% 0% 100% 0% 100% 0% 11% 100% 0% 0%
Dimensional Emerging
Markets Sustainability
Core 1 ETF ....................... 100% 0% 0% 0% 0% 100% 0% 58% 0% 7% 100% 0% 0%
Dimensional Global
Sustainability Fixed
Income ETF ...................... 100% 0% 0% 0% 0% 100% 0% 0% 9% 0% 0% 42% 0%

149
(6) Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal
Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.
(7) Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code.
The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

151
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

153
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

154
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and
Directors/Trustees section of the Notes to Financial Statements above.

155
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY
CONTRACT
Not applicable

DFA-103124-019A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.
(b)	Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	This item is not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(4)	This item is not applicable.
(a)(5)	This item is not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional ETF Trust

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	January 6, 2025

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date:	January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	January 6, 2025

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	January 6, 2025

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional ETF Trust

Date:	January 6, 2025